UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number:
811-09729
Name of Fund:
iShares Trust
Fund Address:  c/o BlackRock Fund Advisors, 400 Howard Street, San Francisco, CA 94105
Name and address of agent for service:  The Corporation Trust Company, 1209 Orange Street, Wilmington, DE  19801

Registrant's telephone number, including area code:
(415) 670-2000
Date of fiscal year end:
2/28/2027
Date of reporting period:
8/31/2026
Item 1 — Reports to Stockholders
(a) The Reports to Shareholders are attached herewith

iShares 10+ Year Investment Grade Corporate Bond ETF
IGLB | NYSE Arca
Semi-Annual Shareholder Report — August 31, 2026

This semi-annual shareholder report contains important information about iShares 10+ Year Investment Grade Corporate Bond ETF (the “Fund”) for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares 10+ Year Investment Grade Corporate Bond ETF	$2	0.04%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$2,936,581,655
Number of Portfolio Holdings	3,816
Portfolio Turnover Rate	4%
What did the Fund invest in?
(as of August 31, 2026)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Aaa	2.4%
Aa	13.2%
A	42.7%
Baa	38.9%
Ba	1.4%
Not Rated	1.4%
Maturity allocation
Maturity	Percent of Total Investments(a)
10-15 Years	19.7%
15-20 Years	22.1%
More than 20 Years	58.2%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares 10+ Year Investment Grade Corporate Bond ETF
Semi-Annual Shareholder Report — August 31, 2026
IGLB-08/26-SAR

iShares 1-5 Year Investment Grade Corporate Bond ETF
IGSB | NASDAQ
Semi-Annual Shareholder Report — August 31, 2026

This semi-annual shareholder report contains important information about iShares 1-5 Year Investment Grade Corporate Bond ETF (the “Fund”) for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares 1-5 Year Investment Grade Corporate Bond ETF	$2	0.04%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$23,458,485,089
Number of Portfolio Holdings	4,668
Portfolio Turnover Rate	16%
What did the Fund invest in?
(as of August 31, 2026)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Aaa	0.8%
Aa	9.9%
A	44.0%
Baa	40.9%
Ba	1.8%
Not Rated	2.6%
Maturity allocation
Maturity	Percent of Total Investments(a)
1-2 Years	20.2%
2-3 Years	25.5%
3-4 Years	26.6%
4-5 Years	21.5%
5-6 Years	5.3%
6-7 Years	0.2%
7-8 Years	0.1%
8-9 Years	0.3%
9-10 Years	0.2%
21-22 Years	0.1%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares 1-5 Year Investment Grade Corporate Bond ETF
Semi-Annual Shareholder Report — August 31, 2026
IGSB-08/26-SAR

iShares 5-10 Year Investment Grade Corporate Bond ETF
IGIB | NASDAQ
Semi-Annual Shareholder Report — August 31, 2026

This semi-annual shareholder report contains important information about iShares 5-10 Year Investment Grade Corporate Bond ETF (the “Fund”) for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares 5-10 Year Investment Grade Corporate Bond ETF	$2	0.04%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$18,745,233,575
Number of Portfolio Holdings	3,006
Portfolio Turnover Rate	14%
What did the Fund invest in?
(as of August 31, 2026)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Aaa	0.6%
Aa	8.4%
A	42.4%
Baa	44.5%
Ba	2.0%
Not Rated	2.1%
Maturity allocation
Maturity	Percent of Total Investments(a)
1-5 Years	0.1%
5-10 Years	91.4%
10-15 Years	6.0%
15-20 Years	0.1%
More than 20 Years	2.4%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares 5-10 Year Investment Grade Corporate Bond ETF
Semi-Annual Shareholder Report — August 31, 2026
IGIB-08/26-SAR

iShares Broad USD Floating Rate Loan ETF
USLN | Cboe BZX Exchange
Semi-Annual Shareholder Report — August 31, 2026

This semi-annual shareholder report contains important information about iShares Broad USD Floating Rate Loan ETF (the “Fund”) for the period of March 3, 2026 to August 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the period?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Broad USD Floating Rate Loan ETF	$18(a)	0.36%(b)
(a)	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
(b)	Annualized.
Key Fund statistics
Net Assets	$22,800,738
Number of Portfolio Holdings	286
Portfolio Turnover Rate	8%
What did the Fund invest in?
(as of August 31, 2026)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Ba	16.4%
B	65.2%
Caa	5.7%
Ca	0.2%
Not Rated	12.5%
Maturity allocation
Maturity	Percent of Total Investments(a)
1-5 Years	50.7%
5-10 Years	49.3%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Broad USD Floating Rate Loan ETF
Semi-Annual Shareholder Report — August 31, 2026
USLN-08/26-SAR

iShares Broad USD Investment Grade Corporate Bond ETF
USIG | NASDAQ
Semi-Annual Shareholder Report — August 31, 2026

This semi-annual shareholder report contains important information about iShares Broad USD Investment Grade Corporate Bond ETF (the “Fund”) for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Broad USD Investment Grade Corporate Bond ETF	$2	0.04%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$17,830,262,732
Number of Portfolio Holdings	11,502
Portfolio Turnover Rate	10%
What did the Fund invest in?
(as of August 31, 2026)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Aaa	1.2%
Aa	10.5%
A	43.9%
Baa	40.8%
Ba	1.6%
Not Rated	2.0%
Maturity allocation
Maturity	Percent of Total Investments(a)
1-5 Years	39.6%
5-10 Years	28.4%
10-15 Years	7.2%
15-20 Years	6.8%
More than 20 Years	18.0%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Broad USD Investment Grade Corporate Bond ETF
Semi-Annual Shareholder Report — August 31, 2026
USIG-08/26-SAR

iShares Core 10+ Year USD Bond ETF
ILTB | NYSE Arca
Semi-Annual Shareholder Report — August 31, 2026

This semi-annual shareholder report contains important information about iShares Core 10+ Year USD Bond ETF (the “Fund”) for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Core 10+ Year USD Bond ETF	$3	0.06%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$594,101,126
Number of Portfolio Holdings	3,859
Portfolio Turnover Rate	6%
What did the Fund invest in?
(as of August 31, 2026)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Aaa	1.6%
Aa	55.4%
A	18.7%
Baa	19.6%
Ba	2.4%
B	1.0%
Caa	0.4%
Ca	0.0	%(b)
Not Rated	0.9%
Portfolio composition
Investment Type	Percent of Total Investments(a)
U.S. Government & Agency Obligations	47.3%
Corporate Bonds & Notes	44.2%
Foreign Government Obligations	7.0%
Municipal Debt Obligations	1.5%
Asset-Backed Securities	0.0	%(b)
(a)	Excludes money market funds.
(b)	Rounds to less than 0.1%.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Core 10+ Year USD Bond ETF
Semi-Annual Shareholder Report — August 31, 2026
ILTB-08/26-SAR

iShares Core 5-10 Year USD Bond ETF
IMTB | NYSE Arca
Semi-Annual Shareholder Report — August 31, 2026

This semi-annual shareholder report contains important information about iShares Core 5-10 Year USD Bond ETF (the “Fund”) for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Core 5-10 Year USD Bond ETF	$3	0.05%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$274,699,549
Number of Portfolio Holdings	3,459
Portfolio Turnover Rate	111%
What did the Fund invest in?
(as of August 31, 2026)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Aaa	49.8%
Aa	24.8%
A	8.9%
Baa	9.8%
Ba	2.7%
B	2.3%
Caa	0.5%
Ca	0.1%
Not Rated	1.1%
Portfolio composition
Investment Type	Percent of Total Investments(a)
U.S. Government & Agency Obligations	70.6%
Corporate Bonds & Notes	24.2%
Foreign Government Obligations	4.4%
Collateralized Mortgage Obligations	0.7%
Municipal Debt Obligations	0.1%
TBA Sales Commitments	(0.0	)%(b)
(a)	Excludes money market funds.
(b)	Rounds to greater than (0.1)%.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Core 5-10 Year USD Bond ETF
Semi-Annual Shareholder Report — August 31, 2026
IMTB-08/26-SAR

iShares Core U.S. Aggregate Bond ETF
AGG | NYSE Arca
Semi-Annual Shareholder Report — August 31, 2026

This semi-annual shareholder report contains important information about iShares Core U.S. Aggregate Bond ETF (the “Fund”) for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Core U.S. Aggregate Bond ETF	$2	0.03%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$138,483,547,175
Number of Portfolio Holdings	13,324
Portfolio Turnover Rate	34%
What did the Fund invest in?
(as of August 31, 2026)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Aaa	25.7%
Aa	50.6%
A	11.5%
Baa	10.9%
Ba	0.4%
Not Rated	0.9%
Portfolio composition
Investment Type	Percent of Total Investments(a)
U.S. Government & Agency Obligations	71.0%
Corporate Bonds & Notes	25.0%
Foreign Government Obligations	2.4%
Collateralized Mortgage Obligations	1.0%
Municipal Debt Obligations	0.4%
Asset-Backed Securities	0.3%
TBA Sales Commitments	(0.1)%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Core U.S. Aggregate Bond ETF
Semi-Annual Shareholder Report — August 31, 2026
AGG-08/26-SAR

iShares ESG Advanced Universal USD Bond ETF
EUSB | NYSE Arca
Semi-Annual Shareholder Report — August 31, 2026

This semi-annual shareholder report contains important information about iShares ESG Advanced Universal USD Bond ETF (the “Fund”) for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares ESG Advanced Universal USD Bond ETF	$6	0.12%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$710,269,146
Number of Portfolio Holdings	4,356
Portfolio Turnover Rate	36%
What did the Fund invest in?
(as of August 31, 2026)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Aaa	23.6%
Aa	44.5%
A	11.5%
Baa	14.8%
Ba	2.6%
B	1.3%
Caa	0.2%
Not Rated	1.5%
Portfolio composition
Investment Type	Percent of Total Investments(a)
U.S. Government & Agency Obligations	61.0%
Corporate Bonds & Notes	31.4%
Foreign Government Obligations	6.4%
Collateralized Mortgage Obligations	1.0%
Asset-Backed Securities	0.2%
TBA Sales Commitments	(0.0	)%(b)
(a)	Excludes money market funds.
(b)	Rounds to greater than (0.1)%.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares ESG Advanced Universal USD Bond ETF
Semi-Annual Shareholder Report — August 31, 2026
EUSB-08/26-SAR

iShares ESG Aware 1-5 Year USD Corporate Bond ETF
SUSB | NASDAQ
Semi-Annual Shareholder Report — August 31, 2026

This semi-annual shareholder report contains important information about iShares ESG Aware 1-5 Year USD Corporate Bond ETF (the “Fund”) for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares ESG Aware 1-5 Year USD Corporate Bond ETF	$6	0.12%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$1,307,628,543
Number of Portfolio Holdings	1,589
Portfolio Turnover Rate	15%
What did the Fund invest in?
(as of August 31, 2026)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Aaa	0.2%
Aa	5.5%
A	43.9%
Baa	47.6%
Ba	0.9%
Not Rated	1.9%
Maturity allocation
Maturity	Percent of Total Investments(a)
1-2 Years	19.7%
2-3 Years	27.1%
3-4 Years	25.4%
4-5 Years	20.3%
5-6 Years	6.5%
6-7 Years	0.1%
7-8 Years	0.1%
8-9 Years	0.2%
9-10 Years	0.4%
21-22 Years	0.2%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares ESG Aware 1-5 Year USD Corporate Bond ETF
Semi-Annual Shareholder Report — August 31, 2026
SUSB-08/26-SAR

iShares ESG Aware U.S. Aggregate Bond ETF
EAGG | NYSE Arca
Semi-Annual Shareholder Report — August 31, 2026

This semi-annual shareholder report contains important information about iShares ESG Aware U.S. Aggregate Bond ETF (the “Fund”) for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares ESG Aware U.S. Aggregate Bond ETF	$5	0.10%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$5,085,696,167
Number of Portfolio Holdings	5,124
Portfolio Turnover Rate	59%
What did the Fund invest in?
(as of August 31, 2026)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Aaa	26.2%
Aa	49.1%
A	10.7%
Baa	12.8%
Ba	0.2%
Not Rated	1.0%
Portfolio composition
Investment Type	Percent of Total Investments(a)
U.S. Government & Agency Obligations	70.0%
Corporate Bonds & Notes	25.6%
Foreign Government Obligations	3.0%
Collateralized Mortgage Obligations	1.1%
Asset-Backed Securities	0.4%
TBA Sales Commitments	(0.1)%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares ESG Aware U.S. Aggregate Bond ETF
Semi-Annual Shareholder Report — August 31, 2026
EAGG-08/26-SAR

iShares ESG Aware USD Corporate Bond ETF
SUSC | NASDAQ
Semi-Annual Shareholder Report — August 31, 2026

This semi-annual shareholder report contains important information about iShares ESG Aware USD Corporate Bond ETF (the “Fund”) for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares ESG Aware USD Corporate Bond ETF	$9	0.18%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$1,294,731,926
Number of Portfolio Holdings	3,943
Portfolio Turnover Rate	10%
What did the Fund invest in?
(as of August 31, 2026)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Aaa	1.0%
Aa	6.2%
A	42.0%
Baa	48.0%
Ba	1.1%
Not Rated	1.7%
Maturity allocation
Maturity	Percent of Total Investments(a)
1-5 Years	36.6%
5-10 Years	29.1%
10-15 Years	7.9%
15-20 Years	6.9%
More than 20 Years	19.5%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares ESG Aware USD Corporate Bond ETF
Semi-Annual Shareholder Report — August 31, 2026
SUSC-08/26-SAR

iShares Government/Credit Bond ETF
GBF | NYSE Arca
Semi-Annual Shareholder Report — August 31, 2026

This semi-annual shareholder report contains important information about iShares Government/Credit Bond ETF (the “Fund”) for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Government/Credit Bond ETF	$10	0.20%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$107,186,173
Number of Portfolio Holdings	1,919
Portfolio Turnover Rate	35%
What did the Fund invest in?
(as of August 31, 2026)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Aaa	28.5%
Aa	51.5%
A	8.8%
Baa	10.6%
Ba	0.3%
Not Rated	0.3%
Portfolio composition
Investment Type	Percent of Total Investments(a)
U.S. Government & Agency Obligations	73.6%
Corporate Bonds & Notes	20.6%
Foreign Government Obligations	3.5%
Collateralized Mortgage Obligations	2.2%
Municipal Debt Obligations	0.1%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Government/Credit Bond ETF
Semi-Annual Shareholder Report — August 31, 2026
GBF-08/26-SAR

iShares High Yield Systematic Bond ETF
HYDB | Cboe BZX Exchange
Semi-Annual Shareholder Report — August 31, 2026

This semi-annual shareholder report contains important information about iShares High Yield Systematic Bond ETF (the “Fund”) for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares High Yield Systematic Bond ETF	$18	0.35%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$1,609,076,931
Number of Portfolio Holdings	249
Portfolio Turnover Rate	52%
What did the Fund invest in?
(as of August 31, 2026)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Baa	1.9%
Ba	36.2%
B	48.4%
Caa	5.2%
Ca	0.4%
Not Rated	7.9%
Maturity allocation
Maturity	Percent of Total Investments(a)
1-5 Years	55.6%
5-10 Years	42.0%
10-15 Years	0.4%
15-20 Years	1.1%
More than 20 Years	0.9%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares High Yield Systematic Bond ETF
Semi-Annual Shareholder Report — August 31, 2026
HYDB-08/26-SAR

iShares iBoxx $ High Yield Corporate Bond ETF
HYG | NYSE Arca
Semi-Annual Shareholder Report — August 31, 2026

This semi-annual shareholder report contains important information about iShares iBoxx $ High Yield Corporate Bond ETF (the “Fund”) for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBoxx $ High Yield Corporate Bond ETF	$25	0.49%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$15,827,740,536
Number of Portfolio Holdings	1,325
Portfolio Turnover Rate	11%
What did the Fund invest in?
(as of August 31, 2026)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Baa	2.0%
Ba	46.3%
B	40.3%
Caa	8.2%
Ca	0.4%
Not Rated	2.8%
Maturity allocation
Maturity	Percent of Total Investments(a)
0-1 Year	0.1%
1-5 Years	58.2%
5-10 Years	38.4%
10-15 Years	0.2%
More than 20 Years	3.1%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Markit Indices Limited, and its respective affiliates, nor do this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares iBoxx $ High Yield Corporate Bond ETF
Semi-Annual Shareholder Report — August 31, 2026
HYG-08/26-SAR

iShares iBoxx $ Investment Grade Corporate Bond ETF
LQD | NYSE Arca
Semi-Annual Shareholder Report — August 31, 2026

This semi-annual shareholder report contains important information about iShares iBoxx $ Investment Grade Corporate Bond ETF (the “Fund”) for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBoxx $ Investment Grade Corporate Bond ETF	$6	0.13%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$32,255,201,995
Number of Portfolio Holdings	3,139
Portfolio Turnover Rate	14%
What did the Fund invest in?
(as of August 31, 2026)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Aaa	2.0%
Aa	11.2%
A	46.7%
Baa	37.5%
Ba	1.9%
Not Rated	0.7%
Maturity allocation
Maturity	Percent of Total Investments(a)
1-5 Years	20.3%
5-10 Years	37.9%
10-15 Years	8.9%
15-20 Years	8.4%
More than 20 Years	24.5%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Markit Indices Limited, and its respective affiliates, nor do this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares iBoxx $ Investment Grade Corporate Bond ETF
Semi-Annual Shareholder Report — August 31, 2026
LQD-08/26-SAR

iShares Intermediate Government/Credit Bond ETF
GVI | Cboe BZX Exchange
Semi-Annual Shareholder Report — August 31, 2026

This semi-annual shareholder report contains important information about iShares Intermediate Government/Credit Bond ETF (the “Fund”) for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Intermediate Government/Credit Bond ETF	$10	0.20%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$3,795,920,734
Number of Portfolio Holdings	6,183
Portfolio Turnover Rate	12%
What did the Fund invest in?
(as of August 31, 2026)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Aaa	2.6%
Aa	68.9%
A	14.0%
Baa	13.5%
Ba	0.5%
Not Rated	0.5%
Portfolio composition
Investment Type	Percent of Total Investments(a)
U.S. Government & Agency Obligations	65.5%
Corporate Bonds & Notes	30.4%
Foreign Government Obligations	3.9%
Municipal Debt Obligations	0.2%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Intermediate Government/Credit Bond ETF
Semi-Annual Shareholder Report — August 31, 2026
GVI-08/26-SAR

iShares Investment Grade Systematic Bond ETF
IGEB | Cboe BZX Exchange
Semi-Annual Shareholder Report — August 31, 2026

This semi-annual shareholder report contains important information about iShares Investment Grade Systematic Bond ETF (the “Fund”) for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Investment Grade Systematic Bond ETF	$9	0.18%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$1,494,079,275
Number of Portfolio Holdings	450
Portfolio Turnover Rate	34%
What did the Fund invest in?
(as of August 31, 2026)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Aaa	2.2%
Aa	5.0%
A	16.8%
Baa	72.1%
Ba	3.1%
Not Rated	0.8%
Maturity allocation
Maturity	Percent of Total Investments(a)
1-5 Years	18.9%
5-10 Years	54.3%
10-15 Years	4.9%
15-20 Years	3.7%
More than 20 Years	18.2%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Investment Grade Systematic Bond ETF
Semi-Annual Shareholder Report — August 31, 2026
IGEB-08/26-SAR

iShares MBS ETF
MBB | NASDAQ
Semi-Annual Shareholder Report — August 31, 2026

This semi-annual shareholder report contains important information about iShares MBS ETF (the “Fund”) for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MBS ETF	$2	0.03%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$39,633,990,018
Number of Portfolio Holdings	11,216
Portfolio Turnover Rate	106%
What did the Fund invest in?
(as of August 31, 2026)
Issuer allocation
Issuer	Percent of Total Investments(a)
Uniform Mortgage-Backed Securities	74.4%
Government National Mortgage Association	23.8%
Federal Home Loan Mortgage Corp.	1.7%
Federal National Mortgage Association	0.1%
Maturity allocation
Maturity	Percent of Total Investments(a)
1-5 Years	0.3%
5-10 Years	3.7%
10-15 Years	5.1%
15-20 Years	4.3%
20-25 Years	28.0%
25-30 Years	52.7%
30-35 Years	5.9%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares MBS ETF
Semi-Annual Shareholder Report — August 31, 2026
MBB-08/26-SAR

iShares Total USD Fixed Income Market ETF
BTOT | NYSE Arca
Semi-Annual Shareholder Report — August 31, 2026

This semi-annual shareholder report contains important information about iShares Total USD Fixed Income Market ETF (the “Fund”) for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Total USD Fixed Income Market ETF	$5	0.09%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$29,281,516
Number of Portfolio Holdings	1,068
Portfolio Turnover Rate	52%
What did the Fund invest in?
(as of August 31, 2026)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Aaa	18.9%
Aa	45.6%
A	11.2%
Baa	12.8%
Ba	4.4%
B	4.1%
Caa	0.7%
Ca	0.0	%(b)
Not Rated	2.3%
Portfolio composition
Investment Type	Percent of Total Investments(a)
U.S. Government & Agency Obligations	59.3%
Corporate Bonds & Notes	29.7%
Foreign Government Obligations	6.0%
Floating Rate Loan Interests	3.6%
Collateralized Mortgage Obligations	1.1%
Municipal Debt Obligations	0.3%
(a)	Excludes money market funds.
(b)	Rounds to less than 0.1%.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Total USD Fixed Income Market ETF
Semi-Annual Shareholder Report — August 31, 2026
BTOT-08/26-SAR

(b) Not Applicable

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrant – Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable because there were no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.

August 31, 2026

2026 Semi-Annual Financial Statements and Additional Information (Unaudited)

iShares Trust
• iShares Broad USD Floating Rate Loan ETF | USLN | Cboe BZX Exchange
• iShares Broad USD Investment Grade Corporate Bond ETF | USIG | NASDAQ
• iShares 1-5 Year Investment Grade Corporate Bond ETF | IGSB | NASDAQ
• iShares 5-10 Year Investment Grade Corporate Bond ETF | IGIB | NASDAQ
• iShares 10+ Year Investment Grade Corporate Bond ETF | IGLB | NYSE Arca

Schedule of Investments (unaudited)
August 31, 2026
iShares® Broad USD Floating Rate Loan ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 0.1%
Neptune Bidco U.S., Inc., 9.29%, 04/15/29(a)	$25	$25,594
Aerospace & Defense — 0.2%
TransDigm, Inc., 6.38%, 03/01/29(a)	50	50,574
Airlines — 0.1%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/29(a)	23	22,831
Biotechnology — 0.1%
Genmab A/S/Genmab Finance LLC, 6.25%, 12/15/32(a)	25	25,375
Building Materials — 0.4%
EMRLD Borrower LP/Emerald Co-Issuer, Inc., 6.63%, 12/15/30(a)(b)	25	25,469
Quikrete Holdings, Inc., 6.38%, 03/01/32(a)	50	50,500
		75,969
Commercial Services — 0.4%
Albion Financing 1 SARL/Aggreko Holdings, Inc., 7.00%, 05/21/30(a)	50	51,559
Allied Universal Holdco LLC, 7.88%, 02/15/31(a)	25	26,000
		77,559
Entertainment — 0.2%
Caesars Entertainment, Inc., 7.00%, 02/15/30(a)	25	25,156
Voyager Parent LLC, 9.25%, 07/01/32(a)	24	25,671
		50,827
Insurance — 0.2%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 7.00%, 01/15/31(a)	25	25,312
Asurion LLC/Asurion Co-Issuer, Inc., 8.00%, 12/31/32(a)	25	24,876
		50,188
Media — 0.5%
Directv Financing LLC/Directv Financing Co-Obligor, Inc., 10.00%, 02/15/31(a)	25	26,437
Univision Communications, Inc., 9.38%, 08/01/32(a)	25	25,500
Virgin Media Secured Finance PLC, 5.50%, 05/15/29(a)	50	46,125
		98,062
Packaging & Containers — 0.2%
Clydesdale Acquisition Holdings, Inc., 6.75%, 04/15/32(a)	25	24,406
Mauser Packaging Solutions Holding Co., 7.88%, 04/15/30(a)	25	25,500
		49,906
Pharmaceuticals — 0.3%
1261229 B.C. Ltd., 10.00%, 04/15/32(a)	25	26,031
Jazz Securities DAC, 4.38%, 01/15/29(a)	25	24,438
Organon & Co./Organon Foreign Debt Co-Issuer BV, 4.13%, 04/30/28(a)	25	24,750
		75,219
Pipelines — 0.1%
CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%, 06/15/31(a)	25	24,375
Retail — 0.3%
Burger King (Restaurant Brands International, Inc.)/New Red Finance, Inc., 4.00%, 10/15/30(a)	25	23,554
PetSmart LLC/PetSmart Finance Corp., 7.50%, 09/15/32(a)	25	25,243
Security	Par (000)	Value
Retail (continued)
Staples, Inc., 10.75%, 09/01/29(a)	$25	$24,000
		72,797
Software — 0.3%
Cloud Software Group, Inc., 6.50%, 03/31/29(a)	50	49,875
UKG, Inc., 6.88%, 02/01/31(a)	25	24,625
		74,500
Telecommunications — 0.3%
Altice Financing SA, 5.75%, 08/15/29(a)	25	15,250
Altice France SA, 6.50%, 04/15/32(a)	50	48,640
		63,890
Total Corporate Bonds & Notes — 3.7% (Cost: $845,979)		837,666
Floating Rate Loan Interests(c)
Advertising — 0.7%
Neptune Bidco U.S., Inc., 2026 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 5.10%), 8.86%, 02/03/33	100	99,672
Planet U.S. Buyer LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.77%, 02/07/31	50	50,057
		149,729
Aerospace & Defense — 1.8%
Dynasty Acquisition Co., Inc.
2024 1st Lien Term Loan B1, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.69%, 10/31/31	36	36,157
2024 1st Lien Term Loan B2, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.69%, 10/31/31	14	13,754
Goat Holdco LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.19%, 01/27/32	50	49,859
TransDigm, Inc.
2025 Term Loan K, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.94%, 03/22/30	149	149,543
2025 Term Loan M, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.19%, 08/19/32	149	149,745
		399,058
Apparel — 0.7%
Beach Acquisition Bidco LLC, USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.44%, 09/12/32	50	49,924
Varsity Brands, Inc., 2026 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.48%, 08/26/31	99	99,475
		149,399
Auto Manufacturers — 0.1%
American Trailer World Corp., Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.85%), 7.54%, 03/03/28	25	14,281
Auto Parts & Equipment — 1.5%
Burgess Point Purchaser Corp., 2022 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 5.35%), 9.17%, 07/25/29(d)	50	44,436
Clarios Global LP
2024 USD Term Loan B, (1-mo. CME Term SOFR + 2.50%), 6.19%, 05/06/30	81	81,616
2026 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.19%, 01/28/32	175	175,107

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Broad USD Floating Rate Loan ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Auto Parts & Equipment (continued)
RealTruck Group, Inc., 2026 FLSO Tranche A Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 5.01%), 8.78%, 01/31/31	$75	$44,570
		345,729
Biotechnology — 0.2%
Grifols International Services USA, Inc., 2026 USD Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.19%, 04/14/33	50	50,000
Building Materials — 2.2%
ACProducts Holdings, Inc., 2026 First Lien Second Out Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 5.50%), 9.23%, 11/14/31	25	21,015
Chariot Buyer LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.44%, 09/08/32	99	99,611
Cornerstone Building Brands, Inc., 2021 Term Loan B, 04/12/28(d)	50	24,861
CP Atlas Buyer, Inc., 2025 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 5.25%), 8.94%, 07/08/30	50	42,769
Emrld Borrower LP, Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.94%, 05/31/30	99	99,696
MI Windows And Doors LLC, 2024 Term Loan B2, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.44%, 03/28/31	49	48,639
Quikrete Holdings, Inc.
2024 Term Loan B2, (1-mo. CME Term SOFR + 2.25%), 5.94%, 03/19/29	75	74,778
2025 Term Loan B1, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.94%, 04/14/31	99	99,619
		510,988
Chemicals — 1.5%
Hexion Holdings Corp., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.00%), 7.69%, 03/15/29	50	49,236
INEOS U.S. Finance LLC, 2023 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.94%, 02/18/30(d)	75	70,516
INEOS U.S. Petrochem LLC, 2023 USD 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.35%), 8.04%, 04/02/29	75	62,194
Lummus Technology Holdings V LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.19%, 12/31/29	50	49,583
SCIH Salt Holdings, Inc., 2026 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.50%, 08/13/31	100	99,447
		330,976
Commercial Mbs — 0.6%
PAREXEL International Corp., 2025 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.19%, 12/12/31	124	124,870
Commercial Services — 8.2%
AlixPartners LLP, 2025 USD Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.69%, 08/12/32	75	74,541
Allied Universal Holdco LLC, 2025 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.94%, 08/20/32	149	149,836
Security	Par (000)	Value
Commercial Services (continued)
American Auto Auction Group LLC, 2025 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.50%), 8.23%, 05/28/32	$25	$24,944
Avis Budget Car Rental LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.19%, 07/16/32	25	24,789
Belron Finance 2019 LLC, 2026 Repriced Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.00%), 5.76%, 10/16/31	149	149,499
CHG Healthcare Services, Inc., 2026 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 6.82%, 09/29/31	75	74,540
Corpay Technologies Operating Co. LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.44%, 11/05/32	70	69,943
Creative Artists Agency LLC, 2025 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.19%, 10/01/31	199	199,317
Ensemble RCM LLC, 2026 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.82%, 02/09/33	100	100,000
Fleet U.S. Bidco, Inc., 2026 Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.48%, 02/21/31(e)	140	140,291
Grant Thornton Advisors LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.44%, 06/02/31	99	94,718
HireRight Holdings Corp., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.94%, 09/27/30(d)	25	24,430
Homeserve USA Holding Corp., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.65%, 10/21/30	25	24,833
ION Platform Finance U.S., Inc., USD Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.75%), 7.48%, 10/07/32(d)	50	38,030
Mavis Tire Express Services Topco Corp., 2025 Repriced Term Loan, (6-mo. CME Term SOFR at 0.75% Floor + 3.00%), 6.67%, 05/04/28	75	74,571
OMNIA Partners LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.42%, 12/31/32	75	74,696
Prime Security Services Borrower LLC
2025 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.41%, 03/07/32	50	49,352
2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.66%, 10/13/30	50	49,696
Pye-Barker Fire & Safety LLC
2025 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.23%, 12/16/32(d)	65	65,506
2025 Delayed Draw Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.23%, 12/16/32(d)	2	1,536
Raven Acquisition Holdings LLC, Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.69%, 11/19/31	70	69,477
Rosen International SARL, 2025 Repriced Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.88%, 03/26/31	50	49,740
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Broad USD Floating Rate Loan ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services (continued)
Speed Midco 3 SARL, 2025 USD Term Loan, (6-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.19%, 10/07/32(d)	$25	$24,854
TruGreen LP, 2020 Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 4.10%), 7.79%, 11/02/27	25	23,086
Wand NewCo 3, Inc., 2025 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.19%, 01/30/31	75	74,378
WEX, Inc., 2024 Term Loan B2, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.44%, 03/31/28	50	49,729
XPLOR T1 LLC, 2025 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.91%, 12/01/32(e)	75	71,079
		1,867,411
Computers — 3.4%
Clover Holdings 2 LLC, Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.75%), 7.39%, 12/09/31	75	73,409
Fortress Intermediate 3, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.64%, 06/27/31	50	49,812
Indy U.S. Holdco LLC, 2025 USD 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 5.94%, 10/31/30(e)	75	74,250
KnowBe4, Inc., 2025 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.75%), 7.57%, 07/23/32	50	35,903
McAfee Corp., 2024 USD 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 6.69%, 03/01/29	224	210,991
Peraton Corp., Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 3.85%), 7.67%, 02/01/28	149	141,052
Ping Identity Holding Corp., 2025 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.39%, 11/15/32(e)	50	49,251
Tempo Acquisition LLC, 2025 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.44%, 08/31/28	50	41,021
Vision Solutions, Inc., 2021 Incremental Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 4.26%), 8.08%, 04/24/28(d)	99	80,179
World Wide Technology Holding Co. LLC, 2025 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 5.69%, 03/01/30(e)	25	24,937
		780,805
Distribution & Wholesale — 1.6%
AIP RD Buyer Corp., 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 7.19%, 12/23/30	50	49,632
BCPE Empire Holdings, Inc., 2026 10th Amendment Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 7.19%, 12/29/32	125	122,942
Dealer Tire Financial LLC, 2024 Term Loan B4, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 6.69%, 07/02/31	50	49,063
Highline Aftermarket Acquisition LLC, 2025 Term Loan B, (6-mo. CME Term SOFR at 0.75% Floor + 3.50%), 7.23%, 02/19/30(e)	25	24,998
Protective Industrial Products, Inc., 2026 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 7.41%, 05/21/32	50	50,087
Security	Par (000)	Value
Distribution & Wholesale (continued)
Windsor Holdings III LLC, 2025 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.44%, 08/01/30	$75	$74,864
		371,586
Diversified Financial Services — 5.2%
AllSpring Buyer LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.75%, 11/01/30	50	49,962
Apex Group Treasury LLC, 2025 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.26%, 02/27/32	99	94,735
Aretec Group, Inc., 2025 Repriced Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.69%, 08/09/30	75	74,697
CFC USA 2025 LLC, Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.23%, 07/01/32	50	48,009
Chicago U.S. Midco III LP, Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.19%, 11/01/32	22	21,518
CPI Holdco B LLC, 2025 Add-on Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.69%, 05/19/31	124	124,229
CQP Holdco LP, 2026 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.48%, 12/31/32	75	74,700
Focus Financial Partners LLC, 2025 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.19%, 09/15/31	149	147,403
GTCR Everest Borrower LLC, 2026 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.98%, 09/05/31	50	49,672
Hudson River Trading LLC, 2026 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.16%, 03/18/30	100	99,320
Jump Financial LLC, 2025 1st Lien Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.23%, 02/26/32(e)	25	24,873
June Purchaser LLC, Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.44%, 11/28/31	43	42,722
Kestra Advisor Services Holdings A, Inc., 2026 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.44%, 03/22/31	50	49,606
NEXUS Buyer LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.19%, 07/31/31	99	96,729
Osaic Holdings, Inc., 2026 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.23%, 07/30/32	100	99,556
Ryan LLC, 2025 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 7.19%, 11/05/32	89	89,005
		1,186,736
Electronics — 0.6%
LSF12 Crown U.S. Commercial Bidco LLC, 2026 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.24%, 12/02/31	66	66,579
MX Holdings U.S., Inc., 2025 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.69%, 03/17/32	25	24,906
Pinnacle Buyer LLC, Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.23%, 10/01/32	42	42,061
		133,546

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Broad USD Floating Rate Loan ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Engineering & Construction — 0.7%
Brand Industrial Services, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.50%), 8.31%, 08/01/30	$50	$39,921
DG Investment Intermediate Holdings 2, Inc., 2025 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.69%, 07/09/32(e)	75	74,812
Tecta America Corp., 2026 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.19%, 02/18/32	50	49,891
		164,624
Entertainment — 3.5%
Caesars Entertainment, Inc.
Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 5.94%, 02/06/30	174	169,575
2024 Term Loan B1, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 5.94%, 02/06/31	75	71,773
Crown Finance U.S., Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.50%), 8.15%, 12/02/31	50	49,949
Delta 2 Lux SARL, 2024 Term Loan B1, (3-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.48%, 09/30/31	75	75,000
Light & Wonder International, Inc., 2026 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 5.66%, 04/16/29	75	74,766
Live Nation Entertainment, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.65%, 10/21/32	50	49,750
OVG Business Services LLC, 2024 Term Loan B, (1-mo. CME Term SOFR + 3.00%), 6.69%, 06/25/31	25	24,951
Scientific Games Holdings LP, 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 6.75%, 04/04/29	75	66,958
SeaWorld Parks & Entertainment, Inc., 2024 Term Loan B3, (1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 5.69%, 12/04/31	50	49,343
Six Flags Entertainment Corp., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.69%, 05/01/31	50	49,398
TKO Worldwide Holdings LLC, 2026 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.51%, 11/21/31	124	124,251
		805,714
Environmental Control — 1.0%
Action Environmental Group, Inc. (The), 2023 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 6.73%, 10/24/30	50	49,124
GFL ES U.S. LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.16%, 03/03/32	149	149,481
Reworld Holding Corp., Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 5.94%, 11/30/28	25	25,008
		223,613
Food — 1.2%
Chobani LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.94%, 10/28/32	75	74,905
Froneri U.S., Inc., 2025 USD Term Loan B6, (6-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.45%, 09/30/32	149	148,527
Security	Par (000)	Value
Food (continued)
Red SPV LLC, Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.94%, 03/15/32	$50	$49,438
		272,870
Health Care - Products — 1.3%
Agiliti Health, Inc., 2023 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.75%, 05/01/30	50	48,221
Hopper Merger Sub, Inc., 2026 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.99%, 04/07/33(d)	200	197,045
QuidelOrtho Corp., Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 7.69%, 08/20/32	50	48,145
		293,411
Health Care - Services — 2.8%
Aveanna Healthcare LLC, 2026 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.69%, 09/17/32	50	50,027
Bausch & Lomb Corp., 2025 Repriced Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.75%), 7.44%, 01/15/31	75	75,233
Bella Holding Co. LLC, 2026 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.25%), 6.94%, 06/16/33	100	100,025
Charlotte Buyer, Inc., 2026 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.50%), 8.14%, 06/30/31	100	99,934
Examworks Bidco, Inc., 2026 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.19%, 02/06/33	75	75,287
Radiology Partners, Inc., 2025 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.50%), 8.23%, 06/30/32	50	49,252
Select Medical Corp., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.72%), 6.41%, 12/03/31	25	24,951
Star Parent, Inc., Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.23%, 09/27/30	66	66,370
Surgery Center Holdings, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.19%, 12/19/30	50	49,861
WCG Intermediate Corp., 2026 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.44%, 02/25/32	50	49,713
		640,653
Holding Companies - Diversified — 0.2%
Clue Opco LLC, Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.50%), 8.34%, 12/19/30	25	24,688
Guardian U.S. Holdco LLC, 2023 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 6.98%, 01/31/30	25	24,769
		49,457
Home Furnishings — 0.2%
Weber-Stephen Products LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.75%), 7.48%, 10/01/32	50	49,610
Housewares — 1.1%
Hunter Douglas, Inc., 2025 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.73%, 01/20/32	199	199,239
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Broad USD Floating Rate Loan ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Housewares (continued)
Restoration Hardware, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.61%), 6.30%, 10/20/28	$50	$48,851
		248,090
Insurance — 6.6%
Acrisure LLC, 2024 1st Lien Term Loan B6, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.69%, 11/06/30	149	125,861
Alera Group, Inc., 2026 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 6.44%, 05/30/32	174	169,924
AmWINS Group, Inc., 2026 Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 2.00%), 5.73%, 01/30/32	149	147,648
Asurion LLC, 2026 Term Loan B14, (3-mo. CME Term SOFR at 0.00% Floor + 3.75%), 7.57%, 02/23/33	125	119,233
Broadstreet Partners Group LLC, 2024 Term Loan B4, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.19%, 06/13/31	224	220,502
CRC Insurance Group LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.48%, 05/06/31	75	73,734
HUB International Ltd., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.98%, 06/20/30	149	149,480
Hyperion Refinance SARL, 2025 USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 6.44%, 02/15/31	199	188,161
OneDigital Borrower LLC, 2025 Repriced Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 6.69%, 07/02/31	125	123,385
Sedgwick Claims Management Services, Inc., 2023 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.19%, 07/31/31	149	149,095
Trucordia Insurance Holdings LLC, Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.98%, 06/17/32(e)	50	42,287
		1,509,310
Internet — 3.3%
Arches Buyer, Inc., 2026 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.25%), 8.15%, 08/04/31	100	98,732
CNT Holdings I Corp., 2025 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 2.25%), 6.07%, 11/08/32	50	49,906
Delivery Hero Finco LLC, 2026 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 5.00%), 8.74%, 06/30/32	50	50,937
Directv Financing LLC, 2026 Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.50%), 8.32%, 08/02/29	47	47,573
Gen Digital, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.44%, 09/12/29	74	74,158
Go Daddy Operating Co. LLC, 2024 Term Loan B7, (1-mo. CME Term SOFR + 1.75%), 5.44%, 05/30/31	25	24,516
Hunter U.S. Bidco, Inc., USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.35%), 8.08%, 08/19/28	50	49,000
MH Sub I LLC
2023 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.25%), 7.94%, 05/03/28	75	73,641
Security	Par (000)	Value
Internet (continued)
2024 Term Loan B4, (1-mo. CME Term SOFR at 0.50% Floor + 4.25%), 7.94%, 12/31/31	$50	$46,281
Proofpoint, Inc., 2026 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.50%), 8.25%, 08/30/30	224	220,457
StubHub Holdco Sub LLC, 2024 Extended Term Loan B, (1-mo. CME Term SOFR + 4.75%), 8.44%, 03/15/30(d)	20	20,061
		755,262
Leisure Time — 0.5%
Alterra Mountain Co.
2025 Term Loan B8, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.19%, 05/31/30(e)	25	24,937
2025 Term Loan B9, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.19%, 08/17/28	50	49,874
Recess Holdings, Inc., 2025 Repriced Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 3.75%), 7.56%, 02/20/30	50	49,756
		124,567
Lodging — 0.8%
Fertitta Entertainment LLC, 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 6.94%, 01/27/29	75	74,740
Station Casinos LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.69%, 03/14/31	99	99,650
		174,390
Machinery — 1.9%
Columbus McKinnon Corp., 2026 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.50%), 7.23%, 02/03/33	100	100,091
Madison IAQ LLC, 2026 Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.47%, 05/06/32	44	43,462
SunSource Borrower LLC, 2024 Term Loan B, 03/25/31(d)	50	49,936
TK Elevator U.S. Newco, Inc., 2025 USD Term Loan B, (6-mo. CME Term SOFR at 0.50% Floor + 2.75%), 6.70%, 04/30/30	124	124,972
WEC U.S. Holdings, Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.71%, 01/27/31	124	124,357
		442,818
Machinery - Diversified — 0.3%
Pro Mach Group, Inc., 2026 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.19%, 10/15/32	75	74,907
Manufacturing — 0.2%
CompoSecure Holdings LLC, Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.92%, 01/14/33	50	49,875
Media — 0.8%
Century De Buyer LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.82%, 10/30/30	99	99,664
HMH Co., 2022 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 5.35%), 9.04%, 04/09/29	25	17,463
iHeartCommunications, Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 5.89%), 9.58%, 05/01/29	50	44,006

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Broad USD Floating Rate Loan ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Media (continued)
Univision Communications, Inc., 2022 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.36%), 7.05%, 01/31/29	$25	$24,632
		185,765
Metal Fabricate & Hardware — 0.2%
Tiger Acquisition LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.19%, 08/23/32	50	49,863
Packaging & Containers — 2.6%
Clydesdale Acquisition Holdings, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 6.94%, 04/01/32	99	98,017
Graham Packaging Co., Inc., 2026 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.94%, 01/26/33	50	49,986
Mauser Packaging Solutions Holding Co., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.21%, 04/15/30(d)	25	24,914
Pregis TopCo LLC, 2025 Refinancing Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.75%), 7.44%, 02/01/29	50	49,997
Proampac PG Borrower LLC, 2026 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 7.81%, 03/07/33(d)	100	99,650
Ring Container Technologies Group LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.19%, 09/15/32	25	24,968
Sword Purchaser LLC, USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 7.69%, 04/11/33	100	98,804
Trident TPI Holdings, Inc., 2024 Term Loan B7, (3-mo. CME Term SOFR at 0.50% Floor + 3.75%), 7.48%, 09/15/28	149	146,164
		592,500
Pharmaceuticals — 2.7%
1261229 B.C. Ltd., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 6.25%), 9.94%, 10/08/30	50	49,479
Amneal Pharmaceuticals LLC, 2026 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.19%, 08/01/32	75	74,904
Elanco Animal Health, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.46%, 10/31/32	25	24,852
Gainwell Acquisition Corp., 2026 Refinancing Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.50%), 8.22%, 08/13/31	224	224,562
Jazz Financing Lux SARL, 2024 1st Lien Term Loan B2, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 5.94%, 05/05/28	50	49,714
Phoenix Guarantor, Inc., 2026 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.69%, 02/21/31	68	68,024
Southern Veterinary Partners LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.19%, 12/04/31(d)	99	99,648
Vizient, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.44%, 08/01/31	19	19,252
		610,435
Security	Par (000)	Value
Pipelines — 0.9%
AL GCX Holdings LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 5.90%, 12/17/32	$49	$49,133
Colossus Acquireco LLC, 2026 Term Loan B, (3-mo. SOFR at 0.00% Floor + 1.75%), 5.37%, 01/31/33	150	148,969
		198,102
Real Estate — 0.4%
CoreLogic, Inc., 2026 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.25%), 7.94%, 07/25/31	99	97,240
Real Estate Investment Trusts — 0.4%
Iron Mountain, Inc., 2023 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.69%, 01/31/31	99	99,319
Retail — 5.1%
Burger King (Restaurant Brands International, Inc.)/New Red Finance, Inc., 2024 Term Loan B6, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.44%, 09/20/30	124	124,248
CWGS Group LLC, 2021 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 2.61%), 6.30%, 06/03/28	50	47,980
EG America LLC, 2026 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.94%, 02/10/31	50	50,188
Flynn Restaurant Group LP, 2025 Incremental Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.75%), 7.44%, 01/28/32	50	47,820
Great Outdoors Group LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.25%), 6.94%, 01/23/32	224	224,843
IRB Holding Corp., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.19%, 12/16/30	87	87,036
Johnstone Supply LLC, 2026 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.96%, 06/09/31	25	24,887
LBM Acquisition LLC, 2024 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.85%), 7.54%, 06/06/31	75	57,643
LS Group OpCo Acquistion LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.19%, 04/23/31	50	49,686
Michaels Companies, Inc. (The), 2026 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 5.00%), 8.73%, 03/15/33	50	49,941
Park River Holdings, Inc., 2025 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 4.50%), 8.23%, 03/15/31	25	24,932
PetSmart LLC, 2025 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 7.69%, 08/18/32	25	25,020
QXO Building Products, Inc., 2026 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.69%, 07/01/33	100	99,869
Raising Cane's Restaurants LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.69%, 11/03/32	25	24,671
Staples, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 5.75%), 9.56%, 09/04/29	75	69,855
Whatabrands LLC, 2026 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.39%, 08/15/33	50	49,843
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Broad USD Floating Rate Loan ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
White Cap Supply Holdings LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.94%, 10/19/29	$99	$99,482
		1,157,944
Software — 14.9%
Access CIG LLC, 2025 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.00%), 7.82%, 08/19/30	50	44,125
Athenahealth Group, Inc., 2026 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 6.94%, 02/16/32	199	199,247
Avalara, Inc., 2025 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.23%, 03/26/32	99	97,384
Boxer Parent Co., Inc., 2025 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.51%, 07/30/31	124	117,737
CCC Intelligent Solutions, Inc., Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 5.69%, 01/23/32	50	49,641
Central Parent LLC, 2026 CoOp Steerco Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.98%, 07/06/29	75	48,503
Cloud Software Group, Inc.
2025 Term Loan B (2031), (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.98%, 03/21/31	75	71,065
2025 Term Loan B (2032), (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.98%, 08/13/32	75	70,572
Cloudera, Inc., 2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.85%), 7.54%, 10/08/28	50	45,405
Cornerstone OnDemand, Inc., 2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.86%), 7.55%, 10/16/28	50	31,315
Cotiviti, Inc.
2024 Term Loan, (1-mo. CME Term SOFR + 2.75%), 6.46%, 05/01/31	99	94,917
2025 2nd Amendment Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.46%, 03/26/32	50	47,334
Darktrace Finco U.S. LLC, 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.99%, 10/09/31	75	70,257
Dayforce Bidco LLC, 2026 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.82%, 02/04/33	150	144,597
DS Admiral Bidco LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.25%), 7.98%, 06/26/31	25	23,863
Ellucian Holdings, Inc., 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.19%, 10/09/29	75	72,920
Finastra USA, Inc., 2025 USD Term Loan, (6-mo. CME Term SOFR at 0.00% Floor + 4.00%), 7.75%, 09/15/32	75	72,169
Genesys Cloud Services, Inc., 2025 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.19%, 01/30/32	99	97,070
Ivanti Software, Inc., 2025 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 4.75%), 8.50%, 06/01/29(d)	99	32,461
Kaseya, Inc., 2025 1st Lien Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.07%, 03/22/32	99	74,871
Security	Par (000)	Value
Software (continued)
Metropolis Technologies, Inc., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 5.25%), 9.01%, 11/03/32	$25	$24,502
Mitchell International, Inc., 2026 Add-on Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 6.69%, 06/17/31	75	73,739
Modena Buyer LLC, Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.25%), 8.07%, 07/01/31	75	71,635
PointClickCare Technologies, Inc., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.57%, 11/03/31	149	148,378
Polaris Newco LLC, USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.26%), 8.08%, 06/02/28	99	92,230
Project Alpha Intermediate Holding, Inc., 2024 1st Lien Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 6.98%, 10/26/30	99	71,698
Project Boost Purchaser LLC, 2025 Refinancing Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.48%, 07/16/31	174	171,509
Project Ruby Ultimate Parent Corp., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.86%), 6.55%, 03/10/28	75	74,691
Quartz Acquireco LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.98%, 06/28/30	50	42,904
RealPage, Inc.
1st Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.26%), 6.99%, 04/24/28	99	97,861
2024 Incremental Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.75%), 7.48%, 04/24/28	25	24,473
Renaissance Holding Corp., 2024 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.00%), 7.69%, 04/05/30	99	76,047
Rocket Software, Inc., 2023 USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 7.44%, 11/28/28	75	73,896
Sovos Compliance LLC, 2025 Repriced Term Loan B, 08/13/29(d)	100	97,078
SS&C Technologies, Inc., 2024 Term Loan B8, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.69%, 05/09/31	222	222,175
Starlight Parent LLC, 2025 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 7.67%, 04/16/32(d)	75	62,684
UKG, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.07%, 02/10/31	249	241,567
VS Buyer LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.07%, 04/12/31	99	96,887
Zelis Payments Buyer, Inc.
Term Loan B, (1-mo. CME Term SOFR + 2.75%), 6.44%, 09/28/29	50	49,307
5th Amendment Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.94%, 11/26/31	75	73,926
		3,392,640
Telecommunications — 1.5%
Altice Financing SA, 2022 USD Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 5.00%), 8.75%, 10/31/27	50	30,865
Connect Finco SARL, 2024 Extended Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.50%), 8.19%, 09/27/29	50	50,018

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Broad USD Floating Rate Loan ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
Delta TopCo, Inc., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.40%, 11/30/29	$75	$72,715
Galileo Parent, Inc., 1st Lien Term Loan, (6-mo. CME Term SOFR at 0.00% Floor + 4.25%), 7.87%, 03/03/33	100	100,500
Iridium Satellite LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 2.25%), 5.94%, 09/20/30	50	50,017
Windstream Services LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 7.69%, 10/06/32	41	41,412
		345,527
Transportation — 0.7%
First Student Bidco, Inc., 2026 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.98%, 08/15/30	63	63,384
Rand Parent LLC, 2026 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.82%, 03/18/30	50	49,909
Stonepeak Nile Parent LLC, 2026 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.66%, 04/09/32	50	49,883
		163,176
Total Floating Rate Loan Interests — 84.1% (Cost: $19,130,598)		19,186,796
	Shares
Investment Companies
Exchange Traded Funds — 7.9%
iShares Broad USD High Yield Corporate Bond ETF(b)(f)	24,135	891,064
iShares iBoxx $ High Yield Corporate Bond ETF(b)(f)	11,228	896,107
		1,787,171
Total Investment Companies — 7.9% (Cost $1,795,142)		1,787,171
Total Long-Term Investments — 95.7% (Cost: $21,771,719)		21,811,633
Security	Shares	Value
Short-Term Securities
Money Market Funds — 13.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.84%(f)(g)(h)	1,831,461	$1,832,010
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.65%(f)(g)	1,200,000	1,200,000
Total Short-Term Securities — 13.3% (Cost: $3,032,091)		3,032,010
Total Investments — 109.0% (Cost: $24,803,810)		24,843,643
Liabilities in Excess of Other Assets — (9.0)%		(2,042,905)
Net Assets — 100.0%		$22,800,738

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Broad USD Floating Rate Loan ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended August 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/03/26(a)	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/26	Shares Held at 08/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$1,832,281 (b)	$—	$(190)	$(81)	$1,832,010	1,831,461	$1,851 (c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	1,200,000 (b)	—	—	—	1,200,000	1,200,000	80,282	—
iShares Broad USD High Yield Corporate Bond ETF	—	895,590	—	—	(4,526)	891,064	24,135	25,613	—
iShares iBoxx $ High Yield Corporate Bond ETF	—	899,551	—	—	(3,444)	896,107	11,228	22,057	—
				$(190)	$(8,051)	$4,819,181		$129,803	$—

(a)	Commencement of operations.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$837,666	$—	$837,666
Floating Rate Loan Interests	—	18,635,081	551,715	19,186,796
Investment Companies	1,787,171	—	—	1,787,171
Short-Term Securities
Money Market Funds	3,032,010	—	—	3,032,010
Unfunded Floating Rate Loan Interests(a)	—	241	—	241
Liabilities
Unfunded Floating Rate Loan Interests(a)	—	(27)	—	(27)
	$4,819,181	$19,472,961	$551,715	$24,843,857

(a)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Broad USD Floating Rate Loan ETF

in determining fair value:
Floating Rate Loan Interests
Assets:
Opening balance, as of March 3, 2026	$ —
Transfers into Level 3	—
Transfers out of Level 3	—
Accrued discounts/premiums	525
Net realized gain (loss)	25
Net change in unrealized appreciation (depreciation)(a)	(931)
Purchases	553,538
Sales	(1,443)
Closing balance, as of August 31, 2026	$551,715
(a) Included in the related net change in unrealized appreciation (depreciation) in the Statement of Operations.

The Fund's financial instruments that are categorized as Level 3 were valued utilizing third-party pricing information without adjustment.  Such valuations are based on unobservable inputs.  A significant change in third party information could result in a significantly lower or higher value of such Level 3 financial instruments.
See notes to financial statements.
Schedule of Investments

Schedule of Investments (unaudited)
August 31, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 0.1%
Omnicom Group, Inc.
2.40%, 03/01/31	$977	$869,473
2.45%, 04/30/30(a)	1,183	1,078,579
2.60%, 08/01/31(a)	2,030	1,802,789
3.38%, 03/01/41	964	697,241
4.20%, 03/02/29(a)	560	550,083
4.20%, 06/01/30	1,502	1,458,688
4.65%, 10/01/28	1,908	1,899,532
4.75%, 03/30/30	1,625	1,607,914
5.00%, 06/02/33	895	863,831
5.30%, 11/01/34(a)	680	662,544
5.30%, 06/02/36(a)	920	877,410
5.38%, 06/15/33(a)	698	684,348
5.40%, 10/01/48(a)	666	574,599
WPP 2025 LLC/Delaware, 6.50%, 03/30/36	390	386,115
		14,013,146
Aerospace & Defense — 1.6%
Airbus SE, 3.95%, 04/10/47(a)(b)	1,340	1,033,775
BAE Systems Holdings, Inc., 4.75%, 10/07/44(b)	868	756,296
BAE Systems PLC
1.90%, 02/15/31(b)	2,560	2,240,416
3.00%, 09/15/50(a)(b)	1,650	1,039,999
3.40%, 04/15/30(b)	2,360	2,239,064
5.13%, 03/26/29(b)	2,314	2,334,204
5.25%, 03/26/31(b)	1,020	1,029,371
5.30%, 03/26/34(b)	3,019	3,017,765
5.50%, 03/26/54(b)	1,175	1,117,528
5.80%, 10/11/41(b)	852	854,207
Boeing Co. (The)
2.95%, 02/01/30	1,208	1,128,739
3.20%, 03/01/29	2,105	2,023,683
3.25%, 02/01/28	1,677	1,642,657
3.25%, 03/01/28	922	901,657
3.25%, 02/01/35	2,291	1,942,502
3.30%, 03/01/35(a)	612	516,265
3.38%, 06/15/46	800	544,793
3.45%, 11/01/28(a)	852	828,625
3.50%, 03/01/39	669	530,865
3.50%, 03/01/45	569	400,046
3.55%, 03/01/38	805	654,205
3.60%, 05/01/34(a)	1,873	1,655,023
3.63%, 02/01/31	3,165	2,976,019
3.63%, 03/01/48	748	515,463
3.65%, 03/01/47	750	530,722
3.75%, 02/01/50	2,703	1,874,480
3.83%, 03/01/59	1,064	699,233
3.85%, 11/01/48	823	583,853
3.90%, 05/01/49	1,522	1,082,988
3.95%, 08/01/59	2,141	1,435,824
5.15%, 05/01/30	8,687	8,712,115
5.71%, 05/01/40	5,310	5,222,921
5.81%, 05/01/50	10,379	9,783,760
5.88%, 02/15/40	1,351	1,336,225
5.93%, 05/01/60(a)	6,638	6,200,047
6.13%, 02/15/33	879	914,184
6.30%, 05/01/29	2,940	3,037,497
6.39%, 05/01/31	1,845	1,935,256
6.53%, 05/01/34	4,676	4,988,927
Security	Par (000)	Value
Aerospace & Defense (continued)
6.63%, 02/15/38(a)	$842	$895,509
6.86%, 05/01/54	4,925	5,275,846
6.88%, 03/15/39	1,088	1,186,553
7.01%, 05/01/64	3,063	3,307,095
Embraer Netherlands Finance BV
5.40%, 01/09/38(a)	1,644	1,574,070
5.98%, 02/11/35	365	372,680
GE Capital Funding LLC, 4.55%, 05/15/32	715	698,341
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35	2,455	2,295,449
General Dynamics Corp.
2.25%, 06/01/31(a)	1,223	1,086,466
2.63%, 11/15/27	795	778,695
2.85%, 06/01/41	1,330	954,838
3.60%, 11/15/42	699	538,882
3.63%, 04/01/30	2,654	2,547,035
3.75%, 05/15/28	2,006	1,982,771
4.25%, 04/01/40	1,557	1,353,703
4.25%, 04/01/50(a)	1,245	994,134
4.95%, 08/15/35(a)	1,165	1,138,726
General Electric Co.
4.30%, 07/29/30	1,600	1,568,472
4.35%, 05/01/50	880	714,317
4.50%, 03/11/44(a)	915	789,083
4.90%, 01/29/36(a)	2,430	2,363,109
5.88%, 01/14/38	1,650	1,707,938
6.15%, 08/07/37	540	565,454
6.75%, 03/15/32(a)	1,790	1,941,887
6.88%, 01/10/39	1,210	1,353,365
HEICO Corp.
4.95%, 08/01/31(a)	1,020	1,013,037
5.25%, 08/01/28	1,485	1,499,470
5.35%, 08/01/33	982	980,549
5.40%, 08/01/36	1,195	1,178,136
Hexcel Corp.
4.90%, 05/15/31	295	289,677
5.88%, 02/26/35	480	483,590
Honeywell Aerospace, Inc.
3.90%, 03/16/28	2,615	2,586,216
4.00%, 03/16/29	3,100	3,042,994
4.30%, 03/16/31	4,540	4,412,787
4.60%, 03/16/33	3,645	3,524,383
4.95%, 03/16/36	4,765	4,577,484
5.62%, 03/16/46	2,950	2,817,554
5.73%, 03/16/56	4,415	4,195,116
5.85%, 03/16/66	3,845	3,658,851
Howmet Aerospace, Inc.
3.00%, 01/15/29	1,255	1,205,070
3.75%, 03/03/28(a)	375	370,009
3.90%, 04/15/29(a)	641	627,215
4.55%, 11/15/32	801	774,701
4.75%, 04/15/36	95	90,439
4.85%, 10/15/31	630	624,000
5.95%, 02/01/37(a)	1,165	1,207,721
6.75%, 01/15/28	600	616,326
L3Harris Technologies, Inc.
1.80%, 01/15/31	968	846,925
2.90%, 12/15/29	1,411	1,325,570
4.40%, 06/15/28	3,611	3,590,132
4.85%, 04/27/35	892	856,067
5.05%, 06/01/29	1,380	1,386,646

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Aerospace & Defense (continued)
5.05%, 04/27/45	$1,064	$952,378
5.25%, 06/01/31	1,950	1,961,002
5.35%, 06/01/34(a)	1,505	1,497,797
5.40%, 07/31/33	2,820	2,830,981
5.50%, 08/15/54(a)	1,127	1,043,225
5.60%, 07/31/53(a)	611	571,546
6.15%, 12/15/40(a)	687	707,805
Lockheed Martin Corp.
1.85%, 06/15/30	1,138	1,021,215
2.80%, 06/15/50(a)	1,861	1,117,085
3.60%, 03/01/35	869	779,749
3.80%, 03/01/45	1,934	1,481,060
3.90%, 06/15/32(a)	1,321	1,254,449
4.07%, 12/15/42(a)	2,679	2,194,850
4.09%, 09/15/52	3,346	2,518,362
4.15%, 08/15/28	970	962,021
4.15%, 06/15/53	2,285	1,732,447
4.30%, 06/15/62	1,554	1,160,948
4.40%, 08/15/30	2,075	2,043,861
4.45%, 05/15/28	1,225	1,223,055
4.50%, 02/15/29	1,295	1,290,742
4.50%, 05/15/36(a)	1,017	958,031
4.70%, 12/15/31(a)	1,040	1,033,706
4.70%, 05/15/46	2,237	1,919,478
4.75%, 02/15/34(a)	1,810	1,763,378
4.80%, 08/15/34	1,080	1,054,072
5.00%, 08/15/35(a)	1,555	1,526,629
5.10%, 11/15/27	1,345	1,356,366
5.20%, 02/15/55(a)	1,729	1,549,245
5.20%, 02/15/64	1,280	1,121,577
5.25%, 01/15/33(a)	2,075	2,112,656
5.70%, 11/15/54(a)	2,381	2,291,829
5.72%, 06/01/40(a)	655	664,446
5.90%, 11/15/63	1,415	1,385,749
Series B, 6.15%, 09/01/36	1,095	1,160,442
Northrop Grumman Corp.
3.25%, 01/15/28	3,549	3,484,985
3.85%, 04/15/45	1,173	893,741
4.03%, 10/15/47	4,377	3,337,720
4.40%, 05/01/30	1,592	1,567,243
4.60%, 02/01/29	440	438,632
4.65%, 07/15/30(a)	1,204	1,192,762
4.70%, 03/15/33	1,740	1,695,050
4.75%, 06/01/43	2,038	1,794,669
4.90%, 06/01/34(a)	2,115	2,063,550
4.95%, 03/15/53(a)	1,749	1,498,494
5.05%, 11/15/40(a)	739	689,778
5.15%, 05/01/40(a)	1,326	1,258,176
5.20%, 06/01/54(a)	2,090	1,859,574
5.25%, 07/15/35	795	790,289
5.25%, 05/01/50	2,010	1,809,399
Northrop Grumman Systems Corp., 7.75%, 02/15/31	340	375,513
Rolls-Royce PLC, 5.75%, 10/15/27(b)	575	580,251
RTX Corp.
1.90%, 09/01/31	2,075	1,793,989
2.25%, 07/01/30	1,931	1,752,952
2.38%, 03/15/32	1,661	1,448,477
2.82%, 09/01/51	1,585	937,576
3.03%, 03/15/52	1,705	1,045,659
3.13%, 07/01/50(a)	2,305	1,467,132
Security	Par (000)	Value
Aerospace & Defense (continued)
3.75%, 11/01/46	$2,097	$1,552,094
4.05%, 05/04/47	1,072	825,302
4.13%, 11/16/28	5,744	5,672,936
4.15%, 05/15/45	1,852	1,480,022
4.20%, 12/15/44	690	545,900
4.35%, 04/15/47	2,043	1,648,548
4.45%, 11/16/38	1,789	1,613,040
4.50%, 06/01/42	6,588	5,702,096
4.63%, 11/16/48	3,460	2,875,294
4.70%, 12/15/41	1,115	996,341
4.80%, 12/15/43	1,139	1,002,084
4.88%, 10/15/40(a)	1,391	1,284,743
5.15%, 02/27/33	2,710	2,712,624
5.38%, 02/27/53	2,425	2,218,995
5.40%, 05/01/35	1,090	1,094,852
5.70%, 04/15/40	1,359	1,365,826
5.75%, 01/15/29	890	910,564
6.00%, 03/15/31	1,522	1,584,608
6.05%, 06/01/36(a)	924	969,951
6.10%, 03/15/34	2,180	2,291,482
6.13%, 07/15/38	1,093	1,142,013
6.40%, 03/15/54(a)	3,168	3,317,914
6.70%, 08/01/28	885	918,577
7.50%, 09/15/29(a)	1,445	1,552,023
Spirit AeroSystems, Inc., 4.60%, 06/15/28(a)	30	29,861
		293,351,765
Agriculture — 1.2%
Altria Group, Inc.
2.45%, 02/04/32	3,510	3,053,564
3.40%, 05/06/30	1,588	1,502,702
3.40%, 02/04/41	3,652	2,694,992
3.70%, 02/04/51	2,826	1,884,529
3.88%, 09/16/46	3,090	2,203,668
4.00%, 02/04/61	1,910	1,264,708
4.25%, 08/09/42	1,935	1,538,432
4.45%, 05/06/50	1,371	1,038,658
4.50%, 08/06/30	826	812,477
4.50%, 05/02/43	1,157	939,738
4.80%, 02/14/29	3,954	3,953,649
4.88%, 02/04/28	925	927,748
5.25%, 08/06/35	973	952,056
5.38%, 01/31/44(a)	2,920	2,626,229
5.63%, 02/06/35(a)	1,080	1,085,733
5.80%, 02/14/39	4,056	3,994,364
5.95%, 02/14/49	5,106	4,832,760
6.20%, 11/01/28	1,015	1,043,370
6.20%, 02/14/59	868	827,739
6.88%, 11/01/33(a)	895	972,293
Archer-Daniels-Midland Co.
2.70%, 09/15/51	1,075	620,791
2.90%, 03/01/32	1,510	1,357,530
3.25%, 03/27/30	2,337	2,212,238
3.75%, 09/15/47(a)	930	686,935
4.02%, 04/16/43	883	712,853
4.50%, 08/15/33(a)	770	745,250
4.50%, 03/15/49	985	810,019
4.54%, 03/26/42	890	770,904
4.83%, 09/01/31	925	916,347
5.27%, 09/01/36	810	799,131
5.38%, 09/15/35	1,160	1,164,790
5.77%, 03/01/41(c)	550	545,379
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Agriculture (continued)
5.94%, 10/01/32	$631	$661,144
BAT Capital Corp.
2.26%, 03/25/28	2,953	2,844,014
2.73%, 03/25/31	2,539	2,293,630
3.46%, 09/06/29	1,577	1,515,413
3.73%, 09/25/40	1,520	1,195,657
3.98%, 09/25/50(a)	615	435,638
4.39%, 08/15/37	4,693	4,168,553
4.54%, 08/15/47	4,136	3,274,415
4.63%, 03/22/33(a)	1,455	1,393,707
4.74%, 03/16/32	1,532	1,499,112
4.76%, 09/06/49	1,963	1,578,984
4.91%, 04/02/30	2,430	2,420,039
5.28%, 04/02/50	1,288	1,107,555
5.30%, 08/05/33	955	949,871
5.35%, 08/15/32	1,780	1,788,442
5.55%, 08/05/36	1,145	1,133,599
5.63%, 08/15/35(a)	1,964	1,976,684
5.65%, 03/16/52	1,234	1,114,989
5.83%, 02/20/31	1,882	1,933,851
6.00%, 02/20/34(a)	1,785	1,845,396
6.25%, 08/15/55	1,510	1,476,646
6.34%, 08/02/30	1,370	1,431,077
6.42%, 08/02/33	2,525	2,668,910
7.08%, 08/02/43	1,499	1,614,030
7.08%, 08/02/53	1,746	1,891,161
7.75%, 10/19/32	1,095	1,225,720
BAT International Finance PLC
4.45%, 03/16/28	1,675	1,668,440
5.93%, 02/02/29	1,962	2,011,249
Bunge Ltd. Finance Corp.
2.75%, 05/14/31	1,963	1,773,334
3.20%, 04/21/31(a)	1,304	1,203,671
3.75%, 09/25/27(a)	1,279	1,268,748
4.10%, 01/07/28(a)	595	590,762
4.20%, 09/17/29	1,800	1,766,034
4.55%, 08/04/30	1,245	1,222,698
4.65%, 09/17/34(a)	1,870	1,777,437
4.80%, 03/19/33(a)	820	799,549
5.00%, 08/19/31	965	958,585
5.15%, 08/04/35	965	936,623
5.15%, 03/19/36(a)	725	702,141
5.25%, 04/21/32	675	674,390
Cargill, Inc.
1.70%, 02/02/31(b)	1,240	1,081,128
2.13%, 04/23/30(b)	1,623	1,472,208
2.13%, 11/10/31(a)(b)	1,786	1,556,902
3.13%, 05/25/51(a)(b)	1,290	820,760
3.25%, 05/23/29(a)(b)	1,675	1,611,990
3.88%, 05/23/49(a)(b)	627	468,677
4.00%, 06/22/32(a)(b)	1,350	1,276,686
4.13%, 10/23/30(a)(b)	1,450	1,406,488
4.38%, 04/22/52(a)(b)	1,084	861,879
4.63%, 02/11/28(a)(b)	1,190	1,191,331
4.75%, 04/24/33(a)(b)	1,090	1,069,473
4.76%, 11/23/45(b)	1,632	1,406,681
5.13%, 10/11/32(a)(b)	1,087	1,088,137
5.13%, 02/11/35(a)(b)	990	984,885
5.38%, 10/23/55(a)(b)	1,055	963,990
Imperial Brands Finance PLC
3.88%, 07/26/29(b)	2,421	2,348,294
Security	Par (000)	Value
Agriculture (continued)
4.50%, 06/30/28(b)	$1,605	$1,596,121
4.88%, 02/07/32(b)	610	596,627
5.50%, 02/01/30(b)	2,449	2,475,033
5.50%, 07/07/36(b)	1,500	1,454,470
5.63%, 07/01/35(b)	1,100	1,085,195
5.88%, 07/01/34(b)	1,376	1,394,032
6.38%, 07/01/55(b)	1,235	1,199,694
Japan Tobacco, Inc.
4.85%, 05/15/28(b)	680	681,819
5.25%, 06/15/30(b)	1,220	1,231,468
5.85%, 06/15/35(b)	795	815,766
JT International Financial Services BV, 6.88%, 10/24/32(b)	750	809,285
Philip Morris International, Inc.
1.75%, 11/01/30	1,553	1,366,289
2.10%, 05/01/30	1,464	1,325,744
3.13%, 03/02/28(a)	951	930,962
3.38%, 08/15/29	1,915	1,841,922
3.88%, 10/27/28(a)	1,425	1,402,067
3.88%, 08/21/42	1,049	827,359
4.00%, 10/29/30	1,620	1,561,971
4.13%, 04/28/28	1,635	1,621,176
4.13%, 04/27/29(a)	795	782,946
4.13%, 03/04/43	1,668	1,348,818
4.25%, 10/29/32	1,694	1,613,979
4.25%, 11/10/44	2,214	1,794,804
4.38%, 11/01/27(a)	340	339,237
4.38%, 04/30/30	1,683	1,649,570
4.38%, 11/15/41	1,610	1,363,938
4.50%, 03/20/42	1,387	1,185,430
4.63%, 11/01/29	1,300	1,292,550
4.63%, 10/29/35	1,730	1,625,216
4.75%, 11/01/31	570	562,826
4.88%, 02/15/28	3,285	3,296,975
4.88%, 02/13/29(a)	2,177	2,183,474
4.88%, 04/30/35	1,360	1,308,429
4.88%, 04/29/36(a)	1,105	1,055,991
4.88%, 11/15/43	1,388	1,220,480
4.90%, 11/01/34	1,745	1,695,701
5.13%, 11/17/27	3,316	3,337,455
5.13%, 02/15/30	3,798	3,821,589
5.13%, 02/13/31	2,630	2,640,259
5.25%, 09/07/28(a)	1,463	1,478,644
5.25%, 02/13/34	3,225	3,212,699
5.38%, 02/15/33	4,670	4,712,117
5.50%, 09/07/30	1,414	1,440,220
5.63%, 11/17/29	2,020	2,063,799
5.63%, 09/07/33	1,985	2,026,767
5.75%, 11/17/32	3,315	3,413,825
6.38%, 05/16/38	3,230	3,427,809
Reynolds American, Inc.
5.70%, 08/15/35	1,479	1,491,356
5.85%, 08/15/45(a)	2,971	2,817,383
6.15%, 09/15/43(a)	1,131	1,118,268
7.25%, 06/15/37	905	1,002,129
		218,434,666
Airlines — 0.1%
AS Mileage Plan IP Ltd.
5.02%, 10/20/29(b)	1,170	1,149,150
5.31%, 10/20/31(a)(b)	1,210	1,173,045

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Airlines (continued)
Delta Air Lines, Inc.
3.75%, 10/28/29	$1,244	$1,197,419
4.38%, 04/19/28(a)	1,155	1,146,719
4.95%, 07/10/28(a)	2,805	2,808,785
5.25%, 07/10/30	1,175	1,177,113
Delta Air Lines, Inc./SkyMiles IP Ltd., 4.75%, 10/20/28(b)	4,294	4,284,933
Southwest Airlines Co.
2.63%, 02/10/30(a)	1,756	1,612,766
3.45%, 11/16/27	254	250,149
4.38%, 11/15/28	1,676	1,655,778
5.25%, 11/15/35	1,265	1,192,892
United Airlines, Inc., 4.63%, 04/15/29(b)	1,280	1,260,304
		18,909,053
Apparel — 0.1%
Gildan Activewear, Inc.
4.70%, 10/07/30(b)	1,125	1,096,127
5.40%, 10/07/35(a)(b)	1,035	991,853
NIKE, Inc.
2.85%, 03/27/30	2,975	2,784,696
3.25%, 03/27/40	1,651	1,270,584
3.38%, 11/01/46	706	493,537
3.38%, 03/27/50(a)	2,145	1,441,772
3.63%, 05/01/43	1,337	1,020,259
3.88%, 11/01/45(a)	2,443	1,872,874
PVH Corp., 5.50%, 06/13/30(a)	605	605,674
Ralph Lauren Corp.
2.95%, 06/15/30	1,611	1,496,350
5.00%, 06/15/32	140	139,598
Tapestry, Inc.
3.05%, 03/15/32	785	700,791
5.10%, 03/11/30	620	619,507
5.50%, 03/11/35	570	560,422
		15,094,044
Auto Manufacturers — 2.6%
American Honda Finance Corp.
1.80%, 01/13/31	958	832,428
2.00%, 03/24/28(a)	1,534	1,471,889
2.25%, 01/12/29(a)	1,405	1,324,642
3.50%, 02/15/28	912	896,705
4.15%, 01/08/29(a)	1,495	1,474,138
4.25%, 09/01/28	1,385	1,371,420
4.40%, 09/05/29	1,550	1,525,478
4.45%, 10/22/27	1,292	1,289,639
4.45%, 01/08/31(a)	1,075	1,045,607
4.50%, 09/04/30	1,285	1,256,019
4.55%, 03/03/28	1,610	1,606,592
4.60%, 04/17/30(a)	1,475	1,448,669
4.70%, 01/12/28	1,070	1,071,171
4.80%, 03/05/30	1,026	1,016,193
4.85%, 10/23/31(a)	1,305	1,281,638
4.90%, 03/13/29	1,287	1,286,744
4.90%, 01/10/34	1,496	1,441,722
5.05%, 07/10/31(a)	1,478	1,466,161
5.10%, 01/08/36(a)	970	934,951
5.13%, 07/07/28	1,445	1,453,348
5.15%, 07/09/32	1,519	1,505,451
5.20%, 03/05/35(a)	1,015	990,886
5.65%, 11/15/28(a)	1,765	1,797,000
5.85%, 10/04/30(a)	1,000	1,026,367
Security	Par (000)	Value
Auto Manufacturers (continued)
Series A, 4.55%, 04/10/28	$345	$343,857
Series A, 4.80%, 07/06/29	1,320	1,314,938
Series A, 4.90%, 04/10/31	1,030	1,016,188
Series A, 5.05%, 07/08/31	1,110	1,100,842
Series A, 5.20%, 04/08/33	410	403,478
Series A, 5.25%, 07/08/33(a)	572	563,211
BMW Finance NV, 2.85%, 08/14/29(b)	1,260	1,189,705
BMW U.S. Capital LLC
1.95%, 08/12/31(b)	775	664,914
2.55%, 04/01/31(b)	1,040	926,266
3.63%, 04/18/29(b)	1,169	1,133,634
3.70%, 04/01/32(b)	1,070	985,946
3.75%, 04/12/28(b)	1,466	1,445,199
3.95%, 08/14/28(a)(b)	1,748	1,720,177
4.15%, 04/09/30(b)	1,877	1,817,999
4.30%, 03/17/28(a)(b)	800	794,814
4.40%, 03/19/29(a)(b)	890	880,244
4.50%, 08/11/30(a)(b)	920	899,310
4.65%, 08/13/29(b)	1,455	1,441,916
4.65%, 03/19/31(b)	1,245	1,215,440
4.75%, 03/21/28(a)(b)	1,500	1,500,565
4.75%, 08/04/28(b)	1,145	1,143,580
4.85%, 08/13/31(a)(b)	950	932,383
4.90%, 04/02/29(b)	2,165	2,162,324
4.90%, 08/06/29(b)	915	911,487
5.00%, 03/19/33(a)(b)	1,060	1,031,820
5.05%, 08/11/28(a)(b)	1,628	1,635,003
5.05%, 03/21/30(b)	1,170	1,167,434
5.15%, 08/11/33(a)(b)	1,460	1,434,247
5.15%, 04/02/34(a)(b)	880	856,639
5.20%, 08/06/31(b)	855	850,867
5.20%, 08/11/35(a)(b)	1,068	1,033,466
5.40%, 03/21/35(a)(b)	1,120	1,098,815
Cummins, Inc.
1.50%, 09/01/30	1,465	1,289,120
2.60%, 09/01/50	1,293	741,335
4.25%, 05/09/28	565	562,720
4.70%, 02/15/31(a)	1,601	1,590,291
4.88%, 10/01/43	1,050	951,098
4.90%, 02/20/29	930	935,648
5.15%, 02/20/34	1,680	1,672,559
5.30%, 05/09/35	1,914	1,905,561
5.45%, 02/20/54(a)	1,830	1,694,769
7.13%, 03/01/28	360	374,167
Daimler Truck Finance North America LLC
2.38%, 12/14/28(a)(b)	1,263	1,196,308
2.50%, 12/14/31(b)	970	848,907
4.15%, 01/12/29(b)	966	951,003
4.50%, 04/12/31(a)(b)	2,245	2,178,507
4.65%, 10/12/30(b)	900	885,824
4.95%, 01/13/28(b)	705	707,281
5.00%, 10/12/32(a)(b)	845	829,389
5.13%, 09/25/27(b)	1,290	1,297,922
5.13%, 01/19/28(a)(b)	1,620	1,629,342
5.13%, 09/25/29(b)	745	748,828
5.25%, 01/13/30(b)	1,600	1,609,416
5.38%, 01/13/32(b)	800	801,442
5.38%, 01/18/34(a)(b)	1,080	1,070,348
5.38%, 06/25/34(b)	980	969,381
5.40%, 09/20/28(a)(b)	950	960,677
5.50%, 09/20/33(b)	1,090	1,093,763
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Auto Manufacturers (continued)
5.63%, 01/13/35(b)	$1,040	$1,039,403
Ford Holdings LLC, 9.30%, 03/01/30(a)	480	531,281
Ford Motor Co.
3.25%, 02/12/32	6,115	5,347,595
4.75%, 01/15/43	3,747	2,896,205
5.29%, 12/08/46(a)	2,171	1,754,127
6.10%, 08/19/32(a)	4,296	4,332,835
6.63%, 10/01/28	887	913,006
7.40%, 11/01/46(a)	910	931,818
7.45%, 07/16/31(a)	1,631	1,751,647
9.63%, 04/22/30(a)	1,108	1,245,829
Ford Motor Credit Co. LLC
2.90%, 02/16/28	1,290	1,249,994
2.90%, 02/10/29	2,298	2,166,514
3.63%, 06/17/31	1,470	1,334,000
3.82%, 11/02/27	1,580	1,558,484
4.00%, 11/13/30	3,692	3,454,123
4.97%, 04/06/29	1,930	1,909,422
5.11%, 05/03/29	2,935	2,908,387
5.30%, 09/06/29	1,552	1,547,114
5.42%, 04/09/31(a)	2,536	2,500,538
5.43%, 08/13/29	1,300	1,299,714
5.73%, 09/05/30	2,219	2,217,929
5.75%, 04/06/33(a)	1,890	1,859,940
5.80%, 03/08/29	3,141	3,166,368
5.87%, 10/31/35(a)	560	540,731
5.88%, 11/07/29	2,911	2,938,494
5.92%, 03/20/28	1,655	1,670,738
6.05%, 03/05/31(a)	2,565	2,587,174
6.05%, 11/05/31	2,755	2,771,572
6.11%, 08/15/33	1,225	1,223,185
6.13%, 03/08/34	3,979	3,957,160
6.47%, 05/22/36(a)	2,281	2,289,613
6.50%, 02/07/35(a)	2,665	2,694,056
6.53%, 03/19/32	1,200	1,228,357
6.80%, 05/12/28	3,155	3,235,229
6.80%, 11/07/28	2,835	2,920,968
7.12%, 11/07/33	2,800	2,945,612
7.20%, 06/10/30	1,812	1,898,789
7.35%, 11/04/27	2,450	2,511,569
7.35%, 03/06/30	2,990	3,142,105
General Motors Co.
4.20%, 10/01/27	1,019	1,013,689
5.00%, 10/01/28	2,229	2,231,542
5.00%, 04/01/35(a)	1,670	1,582,891
5.15%, 04/01/38	2,066	1,915,240
5.20%, 04/01/45	2,743	2,359,150
5.35%, 04/15/28	1,638	1,650,725
5.40%, 10/15/29	2,115	2,134,596
5.40%, 04/01/48(a)	1,843	1,601,243
5.60%, 10/15/32(a)	2,845	2,877,382
5.63%, 04/15/30	1,610	1,634,144
5.95%, 04/01/49(a)	1,839	1,711,978
6.25%, 04/15/35(a)	760	780,113
6.25%, 10/02/43(a)	1,645	1,606,903
6.60%, 04/01/36(a)	2,483	2,611,297
6.75%, 04/01/46(a)	1,549	1,587,050
6.80%, 10/01/27	1,363	1,389,219
General Motors Financial Co., Inc.
2.35%, 01/08/31	2,389	2,119,291
2.40%, 04/10/28	1,731	1,665,697
Security	Par (000)	Value
Auto Manufacturers (continued)
2.40%, 10/15/28	$1,545	$1,468,747
2.70%, 06/10/31	2,047	1,823,549
3.10%, 01/12/32	2,135	1,909,864
3.60%, 06/21/30	2,362	2,234,195
3.85%, 01/05/28	544	537,198
4.20%, 10/27/28(a)	2,366	2,334,040
4.30%, 04/06/29	2,140	2,104,130
4.60%, 01/08/31	1,470	1,434,510
4.75%, 04/06/29	1,100	1,093,576
4.90%, 10/06/29	2,255	2,247,310
5.05%, 04/04/28	2,460	2,467,891
5.10%, 09/15/31	1,655	1,638,440
5.35%, 01/07/30	2,687	2,702,361
5.45%, 07/15/30	1,976	1,995,093
5.45%, 09/06/34	1,955	1,915,949
5.45%, 01/08/36(a)	310	302,196
5.55%, 07/15/29	2,675	2,712,510
5.60%, 06/18/31	1,815	1,835,038
5.63%, 04/04/32	1,475	1,489,904
5.65%, 01/17/29	908	920,647
5.75%, 02/08/31	2,252	2,294,730
5.80%, 06/23/28	2,675	2,714,035
5.80%, 01/07/29	2,175	2,215,304
5.85%, 04/06/30	2,080	2,127,141
5.90%, 01/07/35(a)	2,205	2,220,578
5.95%, 04/04/34(a)	2,094	2,126,882
6.00%, 01/09/28	2,145	2,175,909
6.10%, 01/07/34	3,179	3,261,319
6.15%, 07/15/35(a)	1,650	1,680,853
6.40%, 01/09/33	2,078	2,176,000
Honda Motor Co. Ltd.
2.97%, 03/10/32	1,642	1,460,861
4.44%, 07/08/28	1,585	1,573,892
4.69%, 07/08/30	2,377	2,344,690
5.34%, 07/08/35(a)	1,740	1,708,695
Hyundai Capital America
1.80%, 01/10/28(b)	1,255	1,205,389
2.00%, 06/15/28(b)	1,526	1,450,437
2.10%, 09/15/28(b)	975	921,358
2.38%, 10/15/27(b)	1,230	1,198,811
4.25%, 09/18/28(b)	1,940	1,913,320
4.25%, 01/08/29(b)	1,654	1,626,302
4.30%, 09/24/27(b)	1,695	1,687,972
4.50%, 06/16/28(b)	855	850,163
4.50%, 09/18/30(a)(b)	1,590	1,547,482
4.55%, 09/26/29(b)	1,610	1,588,788
4.55%, 01/08/31(a)(b)	1,700	1,656,246
4.60%, 04/06/28(b)	675	672,558
4.75%, 04/06/29(b)	985	977,479
4.75%, 06/18/29(b)	1,470	1,458,247
4.75%, 09/26/31(b)	790	770,127
4.80%, 01/10/33(a)(b)	861	831,144
4.88%, 11/01/27(b)	1,605	1,606,647
4.90%, 06/23/28(b)	2,305	2,304,525
5.00%, 01/07/28(a)(b)	1,520	1,523,615
5.00%, 04/07/31(a)(b)	1,205	1,190,030
5.00%, 06/18/31(a)(b)	1,015	1,002,384
5.10%, 06/24/30(a)(b)	895	891,854
5.15%, 03/27/30(b)	1,290	1,288,479
5.25%, 06/21/33(b)	1,140	1,119,056
5.30%, 01/08/29(a)(b)	1,135	1,141,281

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Auto Manufacturers (continued)
5.30%, 06/24/29(b)	$1,870	$1,880,762
5.30%, 01/08/30(a)(b)	1,830	1,840,963
5.35%, 03/19/29(a)(b)	900	906,272
5.40%, 01/08/31(a)(b)	1,150	1,156,527
5.40%, 06/24/31(a)(b)	1,635	1,641,044
5.40%, 03/29/32(b)	765	765,394
5.40%, 06/23/32(b)	915	915,965
5.60%, 03/30/28(a)(b)	1,845	1,864,116
5.68%, 06/26/28(b)	1,885	1,908,962
5.70%, 06/26/30(a)(b)	1,170	1,189,107
5.80%, 04/01/30(a)(b)	964	981,041
6.10%, 09/21/28(b)	1,736	1,772,654
6.20%, 09/21/30(a)(b)	1,370	1,415,227
6.38%, 04/08/30(a)(b)	1,595	1,651,417
6.50%, 01/16/29(b)	1,470	1,516,660
Hyundai Capital Services, Inc.
5.13%, 02/05/29(b)	300	301,441
5.25%, 01/22/28(b)	1,095	1,101,708
Kia Corp., 3.50%, 10/25/27(a)(b)	685	676,424
Mercedes-Benz Finance North America LLC
2.45%, 03/02/31(b)	935	833,088
2.63%, 03/10/30(a)(b)	720	664,660
3.10%, 08/15/29(b)	1,223	1,160,074
3.75%, 02/22/28(b)	1,621	1,598,279
4.13%, 03/10/28(b)	450	445,542
4.25%, 03/10/29(a)(b)	1,725	1,697,936
4.30%, 02/22/29(b)	1,250	1,230,833
4.50%, 03/10/31(a)(b)	905	881,248
4.75%, 03/31/28(a)(b)	1,050	1,049,201
4.75%, 08/04/28(b)	1,300	1,297,294
4.80%, 03/30/28(b)	1,755	1,753,488
4.80%, 08/01/29(a)(b)	1,705	1,697,618
4.85%, 01/11/29(a)(b)	1,950	1,946,500
4.88%, 08/03/29(b)	690	687,475
4.90%, 11/15/27(b)	1,165	1,167,793
5.00%, 04/01/30(a)(b)	1,405	1,399,144
5.00%, 01/11/34(b)	1,032	995,217
5.05%, 08/03/33(b)	1,686	1,647,783
5.10%, 08/03/28(a)(b)	1,650	1,657,881
5.10%, 11/15/29(b)	955	957,337
5.13%, 08/01/34(b)	1,660	1,611,574
5.20%, 08/04/31(b)	1,070	1,064,284
5.25%, 11/29/27(b)	620	624,054
5.45%, 08/04/33(b)	1,035	1,025,156
5.45%, 04/01/35(b)	640	632,365
8.50%, 01/18/31	2,872	3,238,460
PACCAR Financial Corp.
3.90%, 02/05/29	385	378,674
4.00%, 08/08/28	500	495,094
4.00%, 09/26/29	1,195	1,176,223
4.55%, 03/03/28	1,030	1,031,034
4.55%, 05/08/30(a)	635	631,702
4.60%, 01/10/28	820	821,136
4.60%, 01/31/29	1,400	1,399,720
4.95%, 08/10/28	615	619,081
5.00%, 03/22/34	545	538,523
Series R, 4.00%, 11/07/28	1,049	1,036,277
Series R, 4.30%, 06/18/29	505	499,644
Series R, 4.85%, 08/10/31	615	613,243
Stellantis Finance U.S., Inc.
2.69%, 09/15/31(b)	1,720	1,447,214
Security	Par (000)	Value
Auto Manufacturers (continued)
5.35%, 03/17/28(a)(b)	$975	$975,666
5.63%, 01/12/28(a)(b)	1,075	1,079,964
5.75%, 03/18/30(b)	1,547	1,526,745
6.38%, 09/12/32(a)(b)	1,877	1,851,349
6.45%, 03/18/35(a)(b)	1,810	1,746,144
Stellantis Financial Services U.S. Corp.
5.40%, 06/15/29(b)	1,120	1,106,306
5.80%, 06/15/31(b)	1,105	1,076,442
Toyota Motor Corp.
2.36%, 03/25/31(a)	861	773,777
2.76%, 07/02/29	702	669,077
3.67%, 07/20/28(a)	740	729,709
4.45%, 06/30/30(a)	530	523,918
5.05%, 06/30/35(a)	715	706,824
5.12%, 07/13/28(a)	847	856,027
5.12%, 07/13/33(a)	870	873,749
Toyota Motor Credit Corp.
1.65%, 01/10/31	1,180	1,029,798
1.90%, 04/06/28	1,256	1,206,271
1.90%, 09/12/31	1,048	904,512
2.15%, 02/13/30	1,697	1,550,620
2.40%, 01/13/32	573	502,848
3.05%, 01/11/28(a)	706	693,214
3.38%, 04/01/30	2,222	2,111,763
3.65%, 01/08/29(a)	855	837,094
4.05%, 09/05/28	1,343	1,329,566
4.35%, 10/08/27	1,755	1,753,690
4.45%, 06/29/29	1,155	1,146,227
4.55%, 09/20/27	1,458	1,459,993
4.55%, 08/09/29	1,805	1,795,753
4.55%, 05/17/30	1,310	1,295,652
4.60%, 10/10/31(a)	1,183	1,163,294
4.63%, 01/12/28	1,653	1,656,051
4.65%, 01/05/29	1,500	1,498,617
4.65%, 09/03/32	1,180	1,151,397
4.70%, 01/12/33(a)	965	943,681
4.80%, 05/15/30	1,477	1,472,268
4.80%, 01/05/34(a)	1,580	1,538,950
4.95%, 01/09/30	1,400	1,404,737
5.05%, 05/16/29	1,615	1,628,027
5.10%, 03/21/31	1,815	1,823,473
5.25%, 09/11/28	1,520	1,538,313
5.35%, 01/09/35	1,668	1,668,659
5.45%, 11/10/27	1,225	1,239,136
5.55%, 11/20/30	2,130	2,182,817
Series B, 3.75%, 01/12/28	1,028	1,018,041
Series B, 4.05%, 03/13/29	1,635	1,610,979
Series B, 4.20%, 01/10/31	1,465	1,426,406
Series B, 4.25%, 05/12/28	1,525	1,519,215
Series B, 4.50%, 07/09/29	1,140	1,132,821
Series B, 4.55%, 05/14/31	1,670	1,639,827
Series B, 4.60%, 03/11/33	2,090	2,020,372
Series B, 4.80%, 01/11/36(a)	1,240	1,190,213
Series B, 5.00%, 07/08/33	1,185	1,167,656
Volkswagen Group of America Finance LLC
1.63%, 11/24/27(b)	916	880,544
3.75%, 05/13/30(a)(b)	1,291	1,223,038
4.45%, 09/11/27(b)	260	259,740
4.55%, 09/11/28(a)(b)	495	490,672
4.60%, 06/08/29(a)(b)	1,370	1,350,439
4.75%, 11/13/28(b)	2,872	2,852,558
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Auto Manufacturers (continued)
4.85%, 09/11/30(b)	$1,015	$995,461
4.95%, 08/15/29(b)	1,240	1,232,959
5.05%, 03/27/28(b)	1,842	1,844,676
5.25%, 03/22/29(a)(b)	2,005	2,010,586
5.35%, 03/27/30(b)	1,270	1,270,053
5.60%, 03/22/34(a)(b)	1,020	1,005,992
5.65%, 09/12/28(b)	1,734	1,754,117
5.65%, 03/25/32(b)	1,070	1,071,121
5.80%, 03/27/35(b)	935	927,489
5.90%, 09/12/33(b)	1,115	1,124,137
6.20%, 11/16/28(a)(b)	1,765	1,805,892
6.45%, 11/16/30(a)(b)	1,322	1,374,468
		468,901,801
Auto Parts & Equipment — 0.1%
Aptiv Swiss Holdings Ltd.
3.10%, 12/01/51(a)	2,679	1,575,972
3.25%, 03/01/32(a)	165	149,002
4.15%, 05/01/52(a)	1,733	1,233,946
Denso Corp.
4.28%, 09/17/30(b)	900	877,129
4.42%, 09/11/29(a)(b)	827	817,060
4.86%, 06/29/31(b)	930	923,537
Lear Corp.
2.60%, 01/15/32	865	753,693
3.50%, 05/30/30	1,150	1,083,675
3.55%, 01/15/52(a)	629	403,580
3.80%, 09/15/27	407	403,182
4.25%, 05/15/29	599	586,512
5.25%, 05/15/49(a)	1,109	955,017
LG Energy Solution Ltd.
5.00%, 04/02/29(b)	660	657,026
5.25%, 04/02/28(a)(b)	865	866,370
5.25%, 04/02/31(b)	750	740,452
5.38%, 07/02/29(b)	740	743,793
5.38%, 04/02/30(b)	891	889,610
5.50%, 07/02/34(a)(b)	1,340	1,312,239
5.75%, 09/25/28(b)	560	567,211
5.88%, 04/02/35(a)(b)	1,625	1,617,435
5.88%, 04/02/36(a)(b)	625	615,740
Magna International, Inc.
2.45%, 06/15/30(a)	1,666	1,515,459
5.05%, 03/14/29	1,010	1,014,829
5.50%, 03/21/33(a)	820	826,129
5.88%, 06/01/35(a)	580	593,475
Motherson Global Investments BV, 5.63%, 07/11/29(b)	150	150,068
		21,872,141
Banks — 20.9%
ABN AMRO Bank NV
2.47%, 12/13/29, (1-year CMT + 1.10%)(a)(b)(d)	3,010	2,851,049
3.32%, 03/13/37, (5-year CMT + 1.90%)(b)(d)	1,737	1,542,196
4.20%, 07/07/28(b)	450	446,350
4.20%, 02/26/31(a)(b)	650	627,800
4.83%, 02/26/36(b)	1,235	1,166,210
4.99%, 12/03/28, (1-year CMT + 0.78%)(a)(b)(d)	1,202	1,205,286
5.52%, 12/03/35, (1-year CMT + 1.25%)(b)(d)	1,285	1,280,162
AIB Group PLC
5.32%, 05/15/31, (1-day SOFR + 1.65%)(b)(d)	1,105	1,108,488
Security	Par (000)	Value
Banks (continued)
5.87%, 03/28/35, (1-day SOFR Index + 1.91%)(b)(d)	$1,460	$1,487,544
6.61%, 09/13/29, (1-day SOFR + 2.33%)(b)(d)	1,690	1,742,442
ANZ Bank New Zealand Ltd., 5.90%, 07/10/34, (5-year CMT + 1.50%)(b)(d)	885	899,183
ANZ New Zealand International Ltd./London
2.55%, 02/13/30(b)	385	356,853
3.45%, 01/21/28(a)(b)	897	883,847
4.00%, 01/22/29(a)(b)	520	511,232
5.36%, 08/14/28(b)	1,420	1,438,692
ASB Bank Ltd.
2.38%, 10/22/31(b)	1,230	1,082,021
4.16%, 10/29/30(b)	385	373,654
5.40%, 11/29/27(a)(b)	1,310	1,323,146
Australia & New Zealand Banking Group Ltd.
2.57%, 11/25/35, (5-year CMT + 1.70%)(a)(b)(d)	2,771	2,461,338
5.20%, 09/30/35, (1-year CMT + 1.47%)(a)(b)(d)	2,199	2,122,158
5.73%, 09/18/34, (5-year CMT + 1.62%)(b)(d)	1,765	1,786,774
5.82%, 06/18/36, (1-year CMT + 1.35%)(a)(b)(d)	2,170	2,164,217
6.74%, 12/08/32(a)(b)	2,275	2,408,505
Australia & New Zealand Banking Group Ltd./New York
3.92%, 09/30/27	1,520	1,513,467
4.62%, 12/16/29	1,582	1,580,158
Series A, 3.92%, 12/08/28	1,565	1,542,439
Series A, 4.36%, 06/18/28(a)	1,440	1,436,079
Banco BBVA Peru SA, 6.20%, 06/07/34, (5-year CMT + 2.00%)(b)(d)	15	15,180
Banco Bilbao Vizcaya Argentaria SA
4.15%, 03/03/29	1,455	1,426,983
4.97%, 05/08/31	1,400	1,380,946
4.98%, 09/03/29	2,000	1,995,291
5.13%, 03/03/36(a)	3,300	3,152,703
5.38%, 03/13/29	2,265	2,290,685
6.03%, 03/13/35, (1-year CMT + 1.95%)(d)	835	852,097
6.14%, 09/14/28, (1-year CMT + 2.70%)(d)	950	963,838
7.88%, 11/15/34, (1-year CMT + 3.30%)(d)	1,080	1,205,913
Series 1, 5.24%, 09/03/31	2,000	1,988,689
Banco de Chile, 2.99%, 12/09/31(b)	365	327,571
Banco de Credito del Peru SA
5.65%, 01/15/37, (5-year CMT + 1.96%)(b)(d)	20	19,890
5.80%, 03/10/35, (5-year CMT + 2.24%)(b)(d)	620	618,140
5.85%, 01/11/29(b)	787	800,594
6.45%, 07/30/35, (5-year CMT + 2.49%)(b)(d)	340	347,011
Banco de Credito e Inversiones SA
2.88%, 10/14/31(b)	700	628,379
3.50%, 10/12/27(b)	957	944,392
Banco Nacional de Panama, 2.50%, 08/11/30(b)	1,541	1,373,642
Banco Santander Chile
3.18%, 10/26/31(b)	210	191,071
4.55%, 11/20/30(b)	25	24,509
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 5.62%, 12/10/29(a)(b)	485	495,136
Banco Santander SA
2.75%, 12/03/30	3,540	3,190,426
2.96%, 03/25/31(a)	2,395	2,172,849
3.23%, 11/22/32, (1-year CMT + 1.60%)(d)	1,425	1,282,555

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
3.31%, 06/27/29	$1,980	$1,900,695
3.49%, 05/28/30	2,182	2,058,183
3.80%, 02/23/28	1,707	1,683,889
4.38%, 04/12/28	2,220	2,205,752
4.55%, 11/06/30	1,440	1,404,780
4.60%, 04/15/29	1,415	1,403,464
4.87%, 04/15/31	1,775	1,743,226
5.01%, 08/25/30, (1-year CMT + 0.75%)(d)	1,050	1,046,495
5.13%, 11/06/35	1,740	1,665,078
5.44%, 07/15/31	2,815	2,848,460
5.44%, 04/15/36(a)	2,525	2,465,757
5.54%, 03/14/30, (1-year CMT + 1.45%)(d)	2,045	2,069,795
5.57%, 01/17/30	2,085	2,112,116
5.59%, 08/08/28	2,210	2,242,422
5.62%, 08/25/34, (1-year CMT + 1.10%)(d)	1,120	1,115,556
6.03%, 01/17/35	1,855	1,905,479
6.35%, 03/14/34(a)	2,328	2,401,251
6.61%, 11/07/28	2,355	2,441,127
6.92%, 08/08/33	4,385	4,652,667
6.94%, 11/07/33	2,530	2,769,959
Bangkok Bank PCL/Hong Kong
3.47%, 09/23/36, (5-year CMT + 2.15%)(b)(d)	1,245	1,113,122
4.45%, 09/19/28(b)	465	461,336
4.51%, 11/26/30(b)	655	639,803
5.08%, 11/26/35(b)	1,035	995,806
5.30%, 09/21/28(b)	1,300	1,310,948
5.50%, 09/21/33(b)	1,916	1,924,288
5.65%, 07/05/34(a)(b)	1,370	1,381,408
6.06%, 03/25/40, (5-year CMT + 1.78%)(b)(d)	1,305	1,298,681
9.03%, 03/15/29(a)(b)	285	309,812
Bank of America Corp.
1.90%, 07/23/31, (1-day SOFR + 1.53%)(d)	5,947	5,274,592
1.92%, 10/24/31, (1-day SOFR + 1.37%)(d)	5,341	4,701,259
2.09%, 06/14/29, (1-day SOFR + 1.06%)(d)	5,990	5,712,635
2.30%, 07/21/32, (1-day SOFR + 1.22%)(d)	8,310	7,262,853
2.48%, 09/21/36, (5-year CMT + 1.20%)(d)	3,987	3,439,021
2.50%, 02/13/31, (3-mo. CME Term SOFR + 1.25%)(d)	7,402	6,804,947
2.57%, 10/20/32, (1-day SOFR + 1.21%)(d)	6,531	5,758,267
2.59%, 04/29/31, (1-day SOFR + 2.15%)(d)	6,397	5,871,706
2.68%, 06/19/41, (1-day SOFR + 1.93%)(d)	9,241	6,462,824
2.69%, 04/22/32, (1-day SOFR + 1.32%)(d)	9,452	8,469,493
2.83%, 10/24/51, (1-day SOFR + 1.88%)(d)	2,625	1,562,281
2.88%, 10/22/30, (3-mo. CME Term SOFR + 1.45%)(d)	4,153	3,900,567
2.97%, 02/04/33, (1-day SOFR + 1.33%)(d)	7,936	7,070,889
2.97%, 07/21/52, (1-day SOFR + 1.56%)(a)(d)	3,560	2,192,034
3.19%, 07/23/30, (3-mo. CME Term SOFR + 1.44%)(d)	5,442	5,184,972
3.25%, 10/21/27	4,903	4,841,706
3.31%, 04/22/42, (1-day SOFR + 1.58%)(d)	7,188	5,362,896
3.42%, 12/20/28, (3-mo. CME Term SOFR + 1.30%)(d)	14,880	14,642,662
3.85%, 03/08/37, (5-year CMT + 2.00%)(d)	4,150	3,811,080
3.95%, 01/23/49, (3-mo. CME Term SOFR + 1.45%)(d)	3,583	2,679,244
3.97%, 03/05/29, (3-mo. CME Term SOFR + 1.33%)(d)	7,927	7,832,305
3.97%, 02/07/30, (3-mo. CME Term SOFR + 1.47%)(a)(d)	5,921	5,796,989
Security	Par (000)	Value
Banks (continued)
4.08%, 04/23/40, (3-mo. CME Term SOFR + 1.58%)(d)	$2,816	$2,392,621
4.08%, 03/20/51, (3-mo. CME Term SOFR + 3.41%)(d)	11,274	8,513,316
4.10%, 01/23/29(a)	125	123,582
4.24%, 04/24/38, (3-mo. CME Term SOFR + 2.08%)(d)	4,167	3,708,187
4.25%, 12/03/29	50	49,350
4.27%, 07/23/29, (3-mo. CME Term SOFR + 1.57%)(d)	5,796	5,740,359
4.33%, 03/15/50, (3-mo. CME Term SOFR + 1.78%)(d)	4,762	3,747,206
4.35%, 02/10/31	155	149,295
4.44%, 01/20/48, (3-mo. CME Term SOFR + 2.25%)(d)	3,891	3,164,786
4.46%, 02/06/32, (1-day SOFR + 0.87%)(d)	6,470	6,285,840
4.48%, 04/23/30, (1-day SOFR + 0.87%)(d)	6,740	6,660,948
4.57%, 04/27/33, (1-day SOFR + 1.83%)(d)	7,981	7,702,043
4.62%, 05/09/29, (1-day SOFR + 1.11%)(d)	5,556	5,543,939
4.70%, 04/23/32, (1-day SOFR + 1.04%)(d)	7,015	6,872,127
4.88%, 04/01/44	1,301	1,159,641
4.98%, 01/24/29, (1-day SOFR + 0.83%)(d)	6,570	6,595,885
5.00%, 01/21/44	3,658	3,296,827
5.02%, 07/22/33, (1-day SOFR + 2.16%)(d)	9,335	9,219,159
5.05%, 02/06/37, (1-day SOFR + 1.13%)(a)(d)	6,655	6,390,618
5.16%, 01/24/31, (1-day SOFR + 1.00%)(d)	5,928	5,949,403
5.20%, 04/25/29, (1-day SOFR + 1.63%)(d)	8,010	8,063,221
5.29%, 04/25/34, (1-day SOFR + 1.91%)(d)	9,388	9,342,108
5.43%, 08/15/35, (1-day SOFR + 1.91%)(d)	4,276	4,199,094
5.46%, 05/09/36, (1-day SOFR + 1.64%)(d)	3,875	3,856,640
5.47%, 01/23/35, (1-day SOFR + 1.65%)(d)	9,436	9,455,039
5.49%, 04/23/37, (1-day SOFR + 1.57%)(d)	3,020	2,932,009
5.51%, 01/24/36, (1-day SOFR + 1.31%)(d)	6,630	6,621,320
5.52%, 10/25/35, (1-day SOFR + 1.74%)(d)	6,905	6,821,747
5.74%, 02/12/36, (1-day SOFR + 1.70%)(d)	5,098	5,078,327
5.82%, 09/15/29, (1-day SOFR + 1.57%)(d)	5,505	5,607,743
5.87%, 09/15/34, (1-day SOFR + 1.84%)(d)	7,271	7,477,099
5.88%, 02/07/42	3,303	3,322,520
6.11%, 01/29/37	3,800	3,893,499
6.20%, 11/10/28, (1-day SOFR + 1.99%)(d)	6,735	6,853,668
7.75%, 05/14/38	3,138	3,629,717
Series L, 4.18%, 11/25/27	3,082	3,067,590
Series L, 4.75%, 04/21/45(a)	1,496	1,287,439
Series N, 2.65%, 03/11/32, (1-day SOFR + 1.22%)(d)	4,950	4,443,907
Series N, 3.48%, 03/13/52, (1-day SOFR + 1.65%)(d)	2,558	1,724,871
Bank of America N.A., 6.00%, 10/15/36	2,348	2,406,981
Bank of Ireland Group PLC
5.00%, 11/12/32, (1-day SOFR Index + 1.16%)(b)(d)	1,095	1,075,751
5.60%, 03/20/30, (1-day SOFR + 1.62%)(b)(d)	1,020	1,034,027
Bank of Montreal
3.09%, 01/10/37, (5-year CMT + 1.40%)(d)	2,342	2,068,763
3.80%, 12/15/32, (5-year USD Swap + 1.43%)(d)	5,398	5,307,169
4.06%, 09/22/28, (1-day SOFR Index + 0.75%)(d)	4,430	4,406,483
4.35%, 09/22/31, (1-day SOFR Index + 1.08%)(d)	1,875	1,825,978
4.55%, 06/02/29, (1-day SOFR + 0.63%)(a)(d)	1,060	1,055,910
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
4.64%, 09/10/30, (1-day SOFR + 1.25%)(d)	$2,421	$2,399,960
4.88%, 06/02/32, (1-day SOFR + 0.96%)(d)	1,420	1,400,039
5.00%, 01/27/29, (1-day SOFR Index + 0.67%)(a)(d)	2,285	2,295,408
5.20%, 02/01/28	2,185	2,201,681
5.30%, 06/02/37, (1-day SOFR + 1.21%)(d)	1,105	1,079,627
5.51%, 06/04/31	2,170	2,212,437
5.72%, 09/25/28	2,110	2,150,121
7.30%, 11/26/84, (5-year CMT + 3.01%)(a)(d)	790	815,824
7.70%, 05/26/84, (5-year CMT + 3.45%)(d)	1,840	1,922,180
Series 6, 6.88%, 11/26/85, (5-year CMT + 2.98%)(d)	1,689	1,700,759
Series H, 4.70%, 09/14/27(a)	1,680	1,683,914
Series J, 4.34%, 03/19/30, (1-day SOFR + 0.89%)(d)	2,405	2,376,437
Series J, 4.44%, 01/14/32, (1-day SOFR + 0.97%)(d)	2,017	1,957,876
Bank of New York Mellon (The)
4.58%, 08/24/29, (1-day SOFR + 0.40%)(d)	2,100	2,097,303
4.73%, 04/20/29, (1-day SOFR + 1.14%)(d)	2,510	2,513,331
Bank of New York Mellon Corp. (The)
1.65%, 07/14/28	925	878,163
1.65%, 01/28/31	1,017	892,675
1.80%, 07/28/31(a)	1,520	1,313,451
2.50%, 01/26/32	864	761,852
3.00%, 10/30/28	1,371	1,323,259
3.30%, 08/23/29	1,589	1,523,201
3.40%, 01/29/28	1,220	1,203,843
3.85%, 04/28/28(a)	1,601	1,586,093
3.85%, 04/26/29	500	489,472
4.03%, 01/22/30, (1-day SOFR + 0.63%)(d)	2,550	2,506,704
4.29%, 06/13/33, (1-day SOFR + 1.42%)(d)	1,897	1,807,800
4.54%, 02/01/29, (1-day SOFR + 1.17%)(d)	2,110	2,107,794
4.54%, 04/23/32, (1-day SOFR + 0.90%)(d)	1,375	1,342,893
4.60%, 07/26/30, (1-day SOFR + 1.76%)(d)	885	879,399
4.71%, 02/01/34, (1-day SOFR + 1.51%)(d)	2,015	1,951,676
4.94%, 02/11/31, (1-day SOFR + 0.89%)(d)	2,040	2,037,222
4.97%, 04/26/34, (1-day SOFR + 1.61%)(d)	1,752	1,718,750
4.98%, 03/14/30, (1-day SOFR + 1.09%)(a)(d)	1,865	1,872,404
5.06%, 07/22/32, (1-day SOFR + 1.23%)(d)	1,420	1,416,723
5.09%, 04/23/37, (1-day SOFR + 1.18%)(d)	970	939,181
5.19%, 03/14/35, (1-day SOFR + 1.42%)(d)	2,002	1,982,245
5.23%, 11/20/35, (1-day SOFR + 1.25%)(d)	1,980	1,960,365
5.32%, 06/06/36, (1-day SOFR + 1.35%)(a)(d)	1,066	1,057,970
5.61%, 07/21/39, (1-day SOFR + 1.77%)(d)	845	844,072
5.80%, 10/25/28, (1-day SOFR Index + 1.80%)(d)	2,460	2,494,032
5.83%, 10/25/33, (1-day SOFR Index + 2.07%)(a)(d)	2,334	2,407,191
6.32%, 10/25/29, (1-day SOFR + 1.60%)(d)	620	638,865
6.47%, 10/25/34, (1-day SOFR + 1.85%)(d)	1,950	2,076,558
Series J, 1.90%, 01/25/29(a)	1,332	1,248,333
Series J, 4.76%, 08/12/30, (1-day SOFR + 0.68%)(d)	920	916,779
Series J, 5.18%, 08/12/34, (1-day SOFR + 1.04%)(d)	550	545,714
Bank of New Zealand
2.87%, 01/27/32(a)(b)	515	462,593
4.76%, 06/10/31(b)	1,510	1,494,681
4.85%, 02/07/28(b)	1,280	1,284,669
5.08%, 01/30/29(b)	1,290	1,298,548
Security	Par (000)	Value
Banks (continued)
5.70%, 01/28/35, (5-year CMT + 1.30%)(b)(d)	$450	$454,108
Bank of Nova Scotia (The)
2.15%, 08/01/31	1,317	1,148,993
2.45%, 02/02/32	1,760	1,538,188
4.04%, 09/15/28, (1-day SOFR + 0.76%)(d)	3,600	3,577,281
4.25%, 02/02/30, (1-day SOFR + 0.73%)(d)	2,465	2,426,470
4.34%, 09/15/31, (1-day SOFR + 1.09%)(a)(d)	1,810	1,756,449
4.40%, 09/08/28, (1-day SOFR + 1.00%)(d)	2,630	2,622,525
4.58%, 06/05/29, (1-day SOFR + 0.66%)(d)	1,565	1,558,121
4.59%, 05/04/37, (5-year CMT + 2.05%)(d)	2,099	1,992,466
4.74%, 11/10/32, (1-day SOFR + 1.44%)(d)	1,315	1,280,974
4.81%, 02/02/34, (1-day SOFR + 1.05%)(d)	2,675	2,583,460
4.85%, 02/01/30(a)	2,340	2,333,072
4.90%, 06/05/32, (1-day SOFR + 0.97%)(d)	1,692	1,665,766
4.93%, 02/14/29, (1-day SOFR + 0.89%)(d)	2,205	2,209,740
5.13%, 02/14/31, (1-day SOFR + 1.07%)(d)	1,850	1,850,456
5.25%, 06/12/28	1,215	1,228,830
5.45%, 08/01/29(a)	1,185	1,209,286
5.65%, 02/01/34	1,682	1,710,735
6.88%, 10/27/85, (5-year CMT + 2.73%)(d)	1,615	1,602,383
7.35%, 04/27/85, (5-year CMT + 2.90%)(d)	1,805	1,854,650
8.00%, 01/27/84, (5-year CMT + 4.02%)(d)	1,300	1,366,266
8.63%, 10/27/82, (5-year CMT + 4.39%)(d)	715	742,050
BankUnited, Inc., 5.13%, 06/11/30(a)	555	545,165
Banque Federative du Credit Mutuel SA
4.54%, 01/15/31(b)	1,045	1,013,623
4.59%, 10/16/28(b)	1,275	1,267,003
4.79%, 07/09/29(a)(b)	1,315	1,304,718
5.11%, 01/15/36(b)	745	710,787
5.15%, 07/09/32, (1-day SOFR + 1.20%)(b)(d)	1,090	1,071,802
5.19%, 02/16/28(a)(b)	1,165	1,172,163
5.54%, 01/22/30(b)	1,360	1,373,629
5.79%, 07/13/28(b)	1,215	1,235,152
Barclays PLC
2.65%, 06/24/31, (1-year CMT + 1.90%)(d)	1,762	1,605,292
2.67%, 03/10/32, (1-year CMT + 1.20%)(d)	2,367	2,112,168
2.89%, 11/24/32, (1-year CMT + 1.30%)(d)	1,745	1,543,989
3.33%, 11/24/42, (1-year CMT + 1.30%)(d)	2,351	1,692,176
3.56%, 09/23/35, (5-year CMT + 2.90%)(d)	2,403	2,232,972
3.81%, 03/10/42, (1-year CMT + 1.70%)(a)(d)	2,080	1,591,683
4.22%, 05/24/30, (1-day SOFR + 0.93%)(a)(d)	2,610	2,549,904
4.34%, 01/10/28(a)	2,525	2,512,977
4.48%, 11/11/29, (1-day SOFR + 1.08%)(d)	3,290	3,253,559
4.52%, 02/24/32, (1-day SOFR + 1.14%)(d)	1,880	1,815,357
4.84%, 05/09/28	4,029	4,021,229
4.84%, 09/10/28, (1-day SOFR + 1.34%)(d)	2,050	2,051,199
4.91%, 06/26/30, (1-day SOFR + 0.91%)(d)	2,865	2,845,507
4.94%, 09/10/30, (1-day SOFR + 1.56%)(d)	3,080	3,059,803
4.95%, 01/10/47	2,677	2,283,614
4.97%, 05/16/29, (3-mo. SOFR US + 2.16%)(d)	4,293	4,294,101
5.09%, 02/25/29, (1-day SOFR + 0.96%)(d)	2,400	2,406,224
5.09%, 06/20/30, (3-mo. SOFR US + 3.32%)(d)	3,025	3,013,432
5.10%, 06/26/32, (1-day SOFR + 1.14%)(d)	2,945	2,900,091
5.21%, 02/24/37, (1-day SOFR + 1.51%)(d)	2,570	2,436,614
5.25%, 08/17/45(a)	2,600	2,353,361
5.34%, 09/10/35, (1-day SOFR + 1.91%)(d)	4,317	4,191,744
5.37%, 02/25/31, (1-day SOFR + 1.23%)(d)	3,181	3,193,121
5.59%, 06/26/37, (1-day SOFR + 1.51%)(d)	2,385	2,321,430
5.69%, 03/12/30, (1-day SOFR + 1.74%)(d)	3,870	3,928,321

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.75%, 08/09/33, (1-year CMT + 3.00%)(d)	$2,260	$2,284,957
5.79%, 02/25/36, (1-day SOFR + 1.59%)(d)	3,815	3,808,250
5.86%, 08/11/46, (1-day SOFR + 1.83%)(d)	2,330	2,226,692
6.04%, 03/12/55, (1-day SOFR + 2.42%)(a)(d)	1,530	1,511,487
6.22%, 05/09/34, (1-day SOFR + 2.98%)(d)	3,740	3,862,391
6.49%, 09/13/29, (1-day SOFR + 2.22%)(d)	2,225	2,286,279
6.69%, 09/13/34, (1-day SOFR + 2.62%)(a)(d)	2,160	2,287,562
7.12%, 06/27/34, (1-day SOFR + 3.57%)(d)	2,740	2,937,380
7.39%, 11/02/28, (1-year CMT + 3.30%)(d)	3,561	3,661,361
7.44%, 11/02/33, (1-year CMT + 3.50%)(d)	4,117	4,515,327
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico/Texas, 5.25%, 09/10/29(a)(b)	874	878,466
Blackstone Reg Finance Co. LLC
4.30%, 11/03/30(a)	1,060	1,030,403
4.95%, 02/15/36(a)	680	646,615
5.00%, 12/06/34	1,259	1,215,992
BNP Paribas SA
1.90%, 09/30/28, (1-day SOFR + 1.61%)(b)(d)	3,477	3,372,232
2.16%, 09/15/29, (1-day SOFR + 1.22%)(b)(d)	3,875	3,663,789
2.59%, 08/12/35, (5-year CMT + 2.05%)(b)(d)	2,123	1,899,170
2.82%, 01/26/41(b)	1,954	1,350,279
2.87%, 04/19/32, (3-mo. CME Term SOFR + 1.39%)(b)(d)	4,532	4,069,592
3.05%, 01/13/31, (1-day SOFR + 1.51%)(b)(d)	3,840	3,581,187
3.13%, 01/20/33, (1-day SOFR + 1.56%)(b)(d)	2,510	2,238,808
3.50%, 11/16/27(a)(b)	2,415	2,381,953
4.38%, 03/01/33, (5-year USD Swap + 1.48%)(a)(b)(d)	2,915	2,873,335
4.40%, 08/14/28(b)	4,352	4,312,998
4.79%, 05/09/29, (1-day SOFR + 1.45%)(b)(d)	2,820	2,811,844
4.89%, 06/30/30, (1-day SOFR + 0.94%)(b)(d)	2,395	2,377,475
4.92%, 01/15/34, (1-day SOFR + 1.29%)(b)(d)	2,931	2,823,668
5.09%, 05/09/31, (1-day SOFR + 1.68%)(b)(d)	2,250	2,238,763
5.13%, 01/13/29, (1-year CMT + 1.45%)(b)(d)	4,745	4,762,286
5.18%, 01/09/30, (1-day SOFR + 1.52%)(b)(d)	3,090	3,104,202
5.20%, 01/10/30, (3-mo. CME Term SOFR + 2.83%)(a)(b)(d)	1,785	1,790,265
5.28%, 11/19/30, (1-day SOFR + 1.28%)(b)(d)	3,105	3,112,002
5.34%, 06/12/29, (1-year CMT + 1.50%)(b)(d)	4,206	4,235,494
5.50%, 05/20/30, (1-day SOFR + 1.59%)(b)(d)	2,525	2,549,034
5.74%, 02/20/35, (1-day SOFR + 1.88%)(b)(d)	2,790	2,815,612
5.79%, 01/13/33, (1-day SOFR + 1.62%)(a)(b)(d)	4,335	4,397,970
5.89%, 12/05/34, (1-day SOFR + 1.87%)(b)(d)	3,615	3,704,606
5.91%, 11/19/35, (1-day SOFR + 1.92%)(a)(b)(d)	3,330	3,316,054
BPCE SA
2.28%, 01/20/32, (1-day SOFR + 1.31%)(a)(b)(d)	2,260	1,979,776
2.70%, 10/01/29(a)(b)	1,719	1,609,047
3.12%, 10/19/32, (1-day SOFR + 1.73%)(b)(d)	2,242	1,971,796
3.25%, 01/11/28(b)	1,450	1,421,876
3.50%, 10/23/27(b)	2,230	2,198,634
3.58%, 10/19/42, (1-day SOFR + 1.95%)(b)(d)	1,632	1,181,691
3.65%, 01/14/37, (5-year CMT + 1.90%)(b)(d)	1,490	1,328,843
4.63%, 09/12/28(b)	1,440	1,430,864
4.76%, 01/13/32, (1-day SOFR + 1.27%)(b)(d)	2,135	2,078,662
5.13%, 01/18/28(a)(b)	1,135	1,141,373
5.18%, 06/02/32, (1-day SOFR + 1.22%)(b)(d)	1,750	1,722,151
5.28%, 05/30/29(b)	1,430	1,446,389
Security	Par (000)	Value
Banks (continued)
5.39%, 05/28/31, (1-day SOFR + 1.58%)(b)(d)	$1,570	$1,568,322
5.42%, 01/13/37, (1-day SOFR + 1.57%)(b)(d)	2,629	2,496,147
5.72%, 01/18/30, (1-day SOFR + 1.96%)(a)(b)(d)	1,931	1,955,064
5.75%, 07/19/33, (1-day SOFR + 2.87%)(b)(d)	1,911	1,918,012
5.77%, 06/02/37, (1-day SOFR + 1.63%)(a)(b)(d)	1,650	1,602,462
5.88%, 01/14/31, (1-day SOFR + 1.68%)(b)(d)	2,410	2,448,772
5.94%, 05/30/35, (1-day SOFR + 1.85%)(b)(d)	2,615	2,615,095
6.03%, 05/28/36, (1-day SOFR + 1.96%)(a)(b)(d)	2,070	2,061,636
6.29%, 01/14/36, (1-day SOFR + 2.04%)(b)(d)	2,950	2,995,901
6.35%, 01/13/47, (1-day SOFR + 2.11%)(a)(b)(d)	1,974	1,844,580
6.51%, 01/18/35, (1-day SOFR + 2.79%)(b)(d)	2,035	2,069,210
6.71%, 10/19/29, (1-day SOFR + 2.27%)(a)(b)(d)	2,360	2,438,452
6.92%, 01/14/46, (1-day SOFR + 2.61%)(a)(b)(d)	1,710	1,705,272
7.00%, 10/19/34, (1-day SOFR + 2.59%)(b)(d)	2,415	2,566,624
Brookfield Finance, Inc., 6.30%, 01/15/55, (5-year CMT + 2.08%)(a)(d)	850	819,931
CaixaBank SA
4.63%, 07/03/29, (1-day SOFR + 1.14%)(b)(d)	2,335	2,326,318
4.82%, 04/22/32, (1-day SOFR + 1.21%)(b)(d)	1,715	1,677,663
4.89%, 07/03/31, (1-day SOFR + 1.36%)(b)(d)	1,555	1,536,341
5.40%, 04/22/37, (1-day SOFR + 1.53%)(b)(d)	1,650	1,596,393
5.58%, 07/03/36, (1-day SOFR + 1.79%)(b)(d)	1,540	1,517,870
5.67%, 03/15/30, (1-day SOFR Index + 1.78%)(b)(d)	1,920	1,948,426
6.04%, 06/15/35, (1-day SOFR + 2.26%)(b)(d)	1,946	1,989,873
6.21%, 01/18/29, (1-day SOFR + 2.70%)(a)(b)(d)	3,825	3,894,119
6.84%, 09/13/34, (1-day SOFR + 2.77%)(b)(d)	1,772	1,895,140
Canadian Imperial Bank of Commerce
3.60%, 04/07/32	2,250	2,077,340
4.24%, 09/08/28, (1-day SOFR Index + 0.60%)(d)	2,101	2,092,439
4.28%, 01/29/30, (1-day SOFR Index + 0.79%)(d)	2,246	2,211,653
4.58%, 09/08/31, (1-day SOFR Index + 1.17%)(d)	1,935	1,895,340
4.63%, 09/11/30, (1-day SOFR + 1.34%)(d)	1,420	1,402,035
4.72%, 06/16/29, (1-day SOFR + 0.67%)(d)	1,490	1,487,261
4.86%, 03/30/29, (1-day SOFR + 1.03%)(d)	3,555	3,559,084
5.00%, 04/28/28	1,770	1,780,236
5.05%, 06/16/32, (1-day SOFR Index + 1.01%)(d)	1,615	1,600,807
5.25%, 01/13/31, (1-day SOFR + 1.11%)(d)	2,715	2,728,562
5.26%, 04/08/29	2,020	2,040,435
5.99%, 10/03/28	850	869,184
6.09%, 10/03/33	2,055	2,148,153
6.50%, 07/28/86, (5-year CMT + 2.73%)(d)	350	345,463
6.95%, 01/28/85, (5-year CMT + 2.83%)(d)	930	937,791
7.00%, 10/28/85, (5-year CMT + 3.00%)(d)	950	962,206
Capital One N.A.
2.70%, 02/06/30	850	788,237
4.65%, 09/13/28	1,436	1,435,552
Citibank N.A.
4.55%, 06/18/29, (1-day SOFR + 0.60%)(d)	5,145	5,124,032
4.84%, 08/06/29	2,600	2,609,472
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
4.85%, 06/18/32, (1-day SOFR + 0.91%)(d)	$5,125	$5,052,787
4.91%, 05/29/30	4,925	4,931,254
5.57%, 04/30/34	4,175	4,236,474
5.80%, 09/29/28	3,507	3,587,928
Citigroup, Inc.
2.52%, 11/03/32, (1-day SOFR + 1.18%)(d)	4,133	3,616,677
2.56%, 05/01/32, (1-day SOFR + 1.17%)(d)	6,270	5,572,410
2.57%, 06/03/31, (1-day SOFR + 2.11%)(d)	6,586	6,012,448
2.67%, 01/29/31, (1-day SOFR + 1.15%)(d)	4,994	4,611,424
2.90%, 11/03/42, (1-day SOFR + 1.38%)(d)	2,052	1,434,133
2.98%, 11/05/30, (1-day SOFR + 1.42%)(d)	5,202	4,884,217
3.06%, 01/25/33, (1-day SOFR + 1.35%)(d)	5,956	5,325,774
3.52%, 10/27/28, (3-mo. CME Term SOFR + 1.41%)(d)	4,063	4,010,596
3.79%, 03/17/33, (1-day SOFR + 1.94%)(d)	5,422	5,027,995
3.88%, 01/24/39, (3-mo. CME Term SOFR + 1.43%)(d)	2,876	2,425,676
3.98%, 03/20/30, (3-mo. CME Term SOFR + 1.60%)(d)	4,700	4,589,887
4.08%, 04/23/29, (3-mo. CME Term SOFR + 1.45%)(d)	3,667	3,626,667
4.13%, 07/25/28	4,120	4,070,674
4.28%, 04/24/48, (3-mo. CME Term SOFR + 2.10%)(d)	215	171,105
4.41%, 03/31/31, (1-day SOFR + 3.91%)(a)(d)	7,259	7,097,564
4.45%, 09/29/27	6,645	6,632,012
4.50%, 09/11/31, (1-day SOFR + 1.17%)(d)	5,475	5,341,894
4.54%, 09/19/30, (1-day SOFR + 1.34%)(d)	6,007	5,926,670
4.65%, 07/30/45	2,519	2,129,482
4.65%, 07/23/48	520	433,498
4.75%, 05/18/46(a)	4,746	3,903,369
4.79%, 03/04/29, (1-day SOFR + 0.87%)(d)	5,040	5,039,134
4.91%, 05/24/33, (1-day SOFR + 2.09%)(a)(d)	4,217	4,132,647
4.95%, 05/07/31, (1-day SOFR + 1.46%)(d)	4,690	4,661,355
5.17%, 02/13/30, (1-day SOFR + 1.36%)(d)	6,095	6,124,091
5.17%, 09/11/36, (1-day SOFR + 1.49%)(d)	3,090	3,002,193
5.30%, 05/06/44(a)	2,078	1,879,651
5.32%, 03/26/41, (1-day SOFR + 4.55%)(a)(d)	2,241	2,141,622
5.33%, 03/27/36, (1-day SOFR + 1.47%)(d)	4,391	4,322,321
5.41%, 09/19/39, (5-year CMT + 1.73%)(d)	2,530	2,446,027
5.45%, 06/11/35, (1-day SOFR + 1.45%)(d)	4,863	4,848,205
5.59%, 11/19/34, (5-year CMT + 1.28%)(d)	2,250	2,261,040
5.61%, 03/04/56, (1-day SOFR + 1.75%)(a)(d)	4,225	3,949,258
5.83%, 02/13/35, (1-day SOFR + 2.06%)(d)	5,226	5,213,459
5.88%, 02/22/33	1,208	1,232,440
5.88%, 01/30/42	2,324	2,314,055
6.00%, 10/31/33	1,307	1,340,358
6.02%, 01/24/36, (1-day SOFR + 1.83%)(d)	5,980	6,017,875
6.13%, 08/25/36	1,753	1,781,254
6.17%, 05/25/34, (1-day SOFR + 2.66%)(d)	6,206	6,357,415
6.27%, 11/17/33, (1-day SOFR + 2.34%)(d)	5,724	6,001,780
6.63%, 01/15/28	1,103	1,133,051
6.63%, 06/15/32(a)	2,447	2,605,064
6.68%, 09/13/43	2,247	2,384,987
6.88%, 03/05/38	540	589,190
6.88%, 02/15/98(a)	746	793,242
8.13%, 07/15/39	3,600	4,366,872
Citizens Bank N.A./Providence RI
4.19%, 01/29/29, (1-day SOFR + 0.70%)(d)	635	629,325
4.87%, 08/10/29, (1-day SOFR Index + 0.78%)(d)	915	913,647
Security	Par (000)	Value
Banks (continued)
Citizens Financial Group, Inc.
2.50%, 02/06/30	$430	$394,281
2.64%, 09/30/32	1,153	977,814
3.25%, 04/30/30	1,771	1,661,786
5.25%, 03/05/31, (1-day SOFR + 1.26%)(d)	1,315	1,315,498
5.30%, 01/29/36, (5-year CMT + 1.45%)(d)	550	536,765
5.64%, 05/21/37, (5-year CMT + 2.75%)(d)	730	719,303
5.72%, 07/23/32, (1-day SOFR + 1.91%)(d)	2,831	2,865,825
5.84%, 01/23/30, (1-day SOFR + 2.01%)(d)	3,060	3,114,435
6.65%, 04/25/35, (1-day SOFR + 2.33%)(d)	1,055	1,110,097
Commonwealth Bank of Australia
1.88%, 09/15/31(a)(b)	1,522	1,330,696
2.69%, 03/11/31(a)(b)	2,883	2,577,749
3.15%, 09/19/27(a)(b)	1,057	1,043,900
3.31%, 03/11/41(a)(b)	1,682	1,246,081
3.61%, 09/12/34, (5-year CMT + 2.05%)(a)(b)(d)	2,581	2,461,611
3.74%, 09/12/39(b)	3,216	2,559,581
3.78%, 03/14/32(b)	1,670	1,533,908
3.90%, 03/16/28(a)(b)	1,747	1,732,393
3.90%, 07/12/47(b)	2,921	2,258,434
4.32%, 01/10/48(a)(b)	1,971	1,530,420
4.61%, 03/14/30(a)(b)	1,166	1,162,992
5.84%, 03/13/34(a)(b)	1,727	1,736,539
5.93%, 03/14/46, (1-year CMT + 1.32%)(a)(b)(d)	2,600	2,528,493
Commonwealth Bank of Australia/New York
4.15%, 10/01/30	985	963,027
4.42%, 03/14/28	1,350	1,347,787
Series C, 4.36%, 03/27/29	1,485	1,474,620
Cooperatieve Rabobank UA
3.76%, 04/06/33, (1-year CMT + 1.42%)(a)(b)(d)	2,440	2,256,723
4.99%, 05/27/31, (1-year CMT + 0.92%)(b)(d)	1,290	1,284,835
5.25%, 05/24/41	2,552	2,444,342
5.25%, 08/04/45	2,346	2,095,604
5.45%, 03/05/30, (1-year CMT + 1.12%)(a)(b)(d)	1,300	1,314,779
5.56%, 02/28/29, (1-year CMT + 1.40%)(a)(b)(d)	1,961	1,985,175
5.71%, 01/21/33, (1-year CMT + 1.00%)(a)(b)(d)	1,730	1,767,975
5.75%, 12/01/43	2,379	2,288,906
5.80%, 09/30/2110(b)	110	102,210
Cooperatieve Rabobank UA/New York
3.74%, 01/14/28(a)	630	623,506
3.96%, 10/17/28	600	592,840
4.16%, 01/14/31(a)	778	757,933
4.32%, 04/01/29	770	764,523
4.35%, 06/09/28	750	747,602
4.49%, 10/17/29	800	795,097
4.80%, 01/09/29	890	893,098
4.88%, 01/21/28	1,225	1,230,657
5.12%, 06/09/36	750	729,099
Credit Agricole SA
2.81%, 01/11/41(b)	2,311	1,589,424
3.25%, 01/14/30(b)	4,644	4,342,263
4.00%, 01/10/33, (5-year USD Swap + 1.64%)(b)(d)	2,229	2,192,171
4.63%, 09/11/28, (1-day SOFR + 1.21%)(b)(d)	2,445	2,443,236
4.66%, 01/12/32, (1-day SOFR + 1.17%)(b)(d)	2,565	2,489,697

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
4.82%, 09/25/33, (1-day SOFR + 1.36%)(b)(d)	$2,785	$2,675,509
5.19%, 08/01/32, (1-day SOFR + 1.13%)(a)(b)(d)	2,310	2,283,800
5.22%, 05/27/31, (1-day SOFR + 1.46%)(b)(d)	2,225	2,220,017
5.23%, 01/09/29, (1-day SOFR + 1.13%)(b)(d)	3,110	3,123,953
5.26%, 01/12/37, (1-day SOFR + 1.43%)(b)(d)	2,375	2,263,889
5.30%, 07/12/28(a)(b)	2,345	2,371,447
5.34%, 01/10/30, (1-day SOFR + 1.69%)(b)(d)	1,910	1,921,816
5.37%, 03/11/34(a)(b)	2,895	2,896,242
5.51%, 07/05/33(b)	1,755	1,774,128
5.86%, 01/09/36, (1-day SOFR + 1.74%)(b)(d)	3,295	3,310,453
6.25%, 01/10/35, (1-day SOFR + 2.67%)(b)(d)	2,725	2,767,241
6.32%, 10/03/29, (1-day SOFR + 1.86%)(b)(d)	3,235	3,318,357
Danske Bank A/S
4.38%, 06/12/28(b)	899	893,531
4.42%, 09/12/31, (1-year CMT + 0.85%)(b)(d)	640	620,858
4.61%, 10/02/30, (1-year CMT + 1.10%)(b)(d)	1,075	1,061,190
4.66%, 03/27/29, (1-year CMT + 0.75%)(a)(b)(d)	1,815	1,812,118
5.00%, 03/27/32, (1-year CMT + 0.98%)(a)(b)(d)	1,465	1,445,919
5.02%, 03/04/31, (1-year CMT + 0.93%)(b)(d)	1,450	1,442,069
5.71%, 03/01/30, (1-year CMT + 1.40%)(b)(d)	2,605	2,646,114
DBS Group Holdings Ltd., 4.40%, 03/21/28(b)	55	54,925
Depository Trust Co. (The)
4.30%, 03/27/29(b)	675	668,384
4.55%, 03/27/31(b)	355	348,927
Deutsche Bank AG/New York
3.04%, 05/28/32, (1-day SOFR + 1.72%)(d)	2,528	2,271,893
3.55%, 09/18/31, (1-day SOFR + 3.04%)(d)	3,377	3,148,717
3.73%, 01/14/32, (1-day SOFR + 2.76%)(d)	1,665	1,539,463
3.74%, 01/07/33, (1-day SOFR + 2.26%)(d)	2,080	1,885,926
4.47%, 12/10/31, (1-day SOFR + 1.10%)(a)(d)	1,515	1,474,866
4.73%, 02/06/32, (1-day SOFR + 1.14%)(d)	2,890	2,807,137
4.88%, 12/01/32, (5-year USD ICE Swap + 2.55%)(d)	2,615	2,595,868
4.95%, 08/04/31, (1-day SOFR + 1.30%)(d)	2,135	2,103,173
5.00%, 09/11/30, (1-day SOFR + 1.70%)(d)	2,064	2,055,276
5.06%, 04/14/32, (1-day SOFR + 1.41%)(a)(d)	1,025	1,008,795
5.30%, 05/09/31, (1-day SOFR + 1.72%)(d)	2,791	2,785,926
5.37%, 09/09/27	545	550,998
5.37%, 01/10/29, (1-day SOFR + 1.21%)(a)(d)	2,685	2,702,428
5.40%, 09/11/35, (1-day SOFR + 2.05%)(d)	2,475	2,422,372
5.41%, 05/10/29	2,095	2,125,759
5.88%, 07/08/31, (1-day SOFR + 5.44%)(d)	1,580	1,591,747
6.72%, 01/18/29, (1-day SOFR + 3.18%)(d)	3,607	3,693,295
6.82%, 11/20/29, (1-day SOFR + 2.51%)(d)	2,620	2,720,209
7.08%, 02/10/34, (1-day SOFR + 3.65%)(d)	3,530	3,725,495
DNB Bank ASA
4.38%, 11/04/31, (1-day SOFR + 1.05%)(a)(b)(d)	1,325	1,284,650
4.83%, 03/30/32, (1-day SOFR + 1.13%)(a)(b)(d)	1,450	1,429,000
4.85%, 11/05/30, (1-day SOFR + 1.05%)(b)(d)	1,710	1,704,948
Federation des Caisses Desjardins du Quebec
4.57%, 08/26/30(a)(b)	640	629,456
5.02%, 05/27/31(b)	1,415	1,405,209
5.25%, 04/26/29(b)	1,835	1,853,615
5.70%, 03/14/28(b)	1,195	1,213,583
Fifth Third Bancorp
3.95%, 03/14/28	1,013	1,001,042
Security	Par (000)	Value
Banks (continued)
4.00%, 02/01/29(b)	$934	$911,327
4.34%, 04/25/33, (1-day SOFR + 1.66%)(d)	1,200	1,136,201
4.57%, 04/29/32, (1-day SOFR + 0.95%)(d)	2,120	2,054,594
4.77%, 07/28/30, (1-day SOFR Index + 2.13%)(d)	2,086	2,070,806
4.90%, 09/06/30, (1-day SOFR + 1.49%)(d)	905	900,430
5.14%, 01/29/37, (1-day SOFR + 1.24%)(a)(d)	2,000	1,913,055
5.63%, 01/29/32, (1-day SOFR + 1.84%)(d)	1,831	1,852,979
5.98%, 01/30/30, (1-day SOFR + 2.16%)(b)(d)	1,605	1,638,523
6.34%, 07/27/29, (1-day SOFR + 2.34%)(d)	2,455	2,523,010
6.36%, 10/27/28, (1-day SOFR Index + 2.19%)(d)	3,444	3,502,778
8.25%, 03/01/38	1,525	1,807,737
Fifth Third Bank N.A., 5.33%, 08/25/33, (1-day SOFR + 2.61%)(d)	540	530,283
First Citizens BancShares, Inc.
4.87%, 03/03/32, (1-day SOFR + 1.49%)(d)	675	650,349
5.23%, 03/12/31, (1-day SOFR + 1.41%)(d)	920	906,354
5.60%, 09/05/35, (5-year CMT + 1.85%)(d)	790	768,645
6.25%, 03/12/40, (5-year CMT + 1.97%)(d)	750	725,164
First Horizon Bank, 5.75%, 05/01/30(a)	645	644,680
First-Citizens Bank & Trust Co.
5.10%, 07/13/29, (1-day SOFR + 1.15%)(d)	1,260	1,257,147
6.13%, 03/09/28	925	939,646
FNB Corp., 5.72%, 12/11/30, (1-day SOFR Index + 1.93%)(d)	470	471,208
Goldman Sachs Bank USA/New York, 4.66%, 06/03/29, (1-day SOFR + 0.72%)(d)	4,850	4,834,701
Goldman Sachs Group, Inc. (The)
1.99%, 01/27/32, (1-day SOFR + 1.09%)(d)	5,446	4,743,991
2.38%, 07/21/32, (1-day SOFR + 1.25%)(d)	8,183	7,140,268
2.60%, 02/07/30	4,518	4,172,514
2.62%, 04/22/32, (1-day SOFR + 1.28%)(d)	7,688	6,816,804
2.65%, 10/21/32, (1-day SOFR + 1.26%)(d)	6,514	5,712,862
2.91%, 07/21/42, (1-day SOFR + 1.47%)(d)	3,039	2,096,969
3.10%, 02/24/33, (1-day SOFR + 1.41%)(d)	7,505	6,701,026
3.21%, 04/22/42, (1-day SOFR + 1.51%)(d)	4,876	3,522,301
3.44%, 02/24/43, (1-day SOFR + 1.63%)(d)	4,016	2,942,411
3.80%, 03/15/30	5,210	5,002,121
3.81%, 04/23/29, (3-mo. CME Term SOFR + 1.42%)(d)	4,851	4,773,218
4.02%, 10/31/38, (3-mo. CME Term SOFR + 1.63%)(d)	4,634	3,928,951
4.15%, 01/21/29, (1-day SOFR + 0.71%)(d)	11,385	11,283,439
4.15%, 10/21/29, (1-day SOFR + 0.90%)(d)	4,915	4,836,800
4.22%, 05/01/29, (3-mo. CME Term SOFR + 1.56%)(d)	7,761	7,683,702
4.37%, 10/21/31, (1-day SOFR + 1.06%)(d)	5,955	5,756,543
4.41%, 04/23/39, (3-mo. CME Term SOFR + 1.69%)(d)	3,047	2,659,940
4.52%, 01/21/32, (1-day SOFR + 0.96%)(d)	8,285	8,025,501
4.59%, 04/20/30, (1-day SOFR + 0.99%)(d)	5,510	5,450,479
4.69%, 10/23/30, (1-day SOFR + 1.14%)(d)	4,055	4,006,867
4.75%, 10/21/45	4,001	3,367,676
4.80%, 07/08/44	3,549	3,031,992
4.94%, 10/21/36, (1-day SOFR + 1.33%)(d)	6,180	5,835,912
4.97%, 06/03/32, (1-day SOFR + 1.03%)(d)	5,755	5,665,383
5.02%, 10/23/35, (1-day SOFR + 1.42%)(a)(d)	6,176	5,929,100
5.05%, 07/23/30, (1-day SOFR + 1.21%)(d)	4,679	4,676,505
5.07%, 01/21/37, (1-day SOFR + 1.19%)(d)	7,970	7,567,601
5.09%, 04/20/34, (1-day SOFR + 1.34%)(d)	5,568	5,431,178
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.15%, 05/22/45(a)	$3,687	$3,229,491
5.21%, 01/28/31, (1-day SOFR + 1.08%)(d)	3,940	3,943,195
5.22%, 04/23/31, (1-day SOFR + 1.58%)(d)	5,950	5,953,692
5.24%, 07/21/32, (1-day SOFR + 1.17%)(d)	7,745	7,700,545
5.33%, 07/23/35, (1-day SOFR + 1.55%)(d)	5,205	5,111,566
5.39%, 02/02/41, (5-year CMT + 1.18%)(d)	4,835	4,583,145
5.43%, 06/03/37, (1-day SOFR + 1.31%)(d)	3,600	3,505,951
5.54%, 01/28/36, (1-day SOFR + 1.38%)(d)	5,560	5,502,168
5.54%, 01/21/47, (1-day SOFR + 1.32%)(d)	10,545	9,712,164
5.56%, 11/19/45, (1-day SOFR + 1.58%)(d)	6,075	5,646,315
5.66%, 07/21/37, (1-day SOFR + 1.45%)(d)	7,625	7,553,887
5.73%, 04/25/30, (1-day SOFR + 1.27%)(a)(d)	4,963	5,044,788
5.73%, 01/28/56, (1-day SOFR + 1.70%)(d)	5,207	4,823,810
5.85%, 04/25/35, (1-day SOFR + 1.55%)(d)	4,499	4,562,718
6.13%, 02/15/33(a)	2,442	2,566,234
6.22%, 07/21/57, (1-day SOFR + 1.82%)(d)	6,690	6,618,494
6.25%, 02/01/41	4,921	5,060,301
6.35%, 02/15/34	1,490	1,524,169
6.45%, 05/01/36	2,000	2,083,783
6.48%, 10/24/29, (1-day SOFR + 1.77%)(d)	5,045	5,199,624
6.56%, 10/24/34, (1-day SOFR + 1.95%)(d)	2,380	2,522,529
6.75%, 10/01/37	10,445	11,023,396
HBOS PLC, 6.00%, 11/01/33(a)(b)	671	678,747
HDFC Bank Ltd./Gift City, 5.16%, 08/26/29(b)	10	9,966
HSBC Bank USA N.A
5.63%, 08/15/35	855	853,137
5.88%, 11/01/34	875	890,904
7.00%, 01/15/39	1,150	1,262,998
HSBC Holdings PLC
2.21%, 08/17/29, (1-day SOFR + 1.29%)(d)	3,730	3,544,308
2.36%, 08/18/31, (1-day SOFR + 1.95%)(d)	3,820	3,431,139
2.80%, 05/24/32, (1-day SOFR + 1.19%)(d)	6,722	6,011,209
2.85%, 06/04/31, (1-day SOFR + 2.39%)(d)	3,302	3,038,971
2.87%, 11/22/32, (1-day SOFR + 1.41%)(d)	4,430	3,919,517
3.97%, 05/22/30, (3-mo. CME Term SOFR + 1.87%)(d)	6,027	5,860,318
4.40%, 03/10/30, (1-day SOFR + 0.99%)(d)	3,830	3,770,263
4.58%, 06/19/29, (3-mo. CME Term SOFR + 1.80%)(d)	5,833	5,809,243
4.62%, 11/06/31, (1-day SOFR + 1.19%)(a)(d)	4,360	4,258,207
4.68%, 03/10/32, (1-day SOFR + 1.21%)(a)(d)	4,225	4,115,785
4.71%, 05/12/30, (1-day SOFR + 0.94%)(d)	2,480	2,455,187
4.76%, 03/29/33, (1-day SOFR + 2.53%)(d)	4,745	4,552,390
4.90%, 03/03/29, (1-day SOFR + 1.03%)(a)(d)	4,995	5,002,512
4.95%, 03/31/30	4,492	4,492,258
5.13%, 11/19/28, (1-day SOFR + 1.04%)(d)	5,130	5,152,641
5.13%, 03/03/31, (1-day SOFR + 1.29%)(d)	4,450	4,438,965
5.13%, 11/06/36, (1-day SOFR + 1.43%)(d)	3,660	3,502,309
5.21%, 05/12/34, (1-day SOFR + 1.32%)(d)	2,825	2,764,747
5.24%, 05/13/31, (1-day SOFR + 1.57%)(d)	3,521	3,526,132
5.24%, 08/14/32, (1-day SOFR + 1.16%)(d)	4,325	4,297,252
5.25%, 03/14/44	2,544	2,319,812
5.28%, 03/10/37, (1-day SOFR + 1.55%)(d)	3,740	3,595,267
5.29%, 11/19/30, (1-day SOFR + 1.29%)(d)	4,270	4,286,416
5.40%, 08/11/33, (1-day SOFR + 2.87%)(d)	4,855	4,842,529
5.45%, 03/03/36, (1-day SOFR + 1.56%)(d)	5,050	4,966,225
5.55%, 03/04/30, (1-day SOFR + 1.46%)(d)	3,080	3,117,477
5.72%, 03/04/35, (1-day SOFR + 1.78%)(a)(d)	2,634	2,646,519
5.73%, 05/17/32, (1-day SOFR + 1.52%)(d)	4,210	4,279,014
5.73%, 08/14/37, (1-day SOFR + 1.47%)(d)	4,325	4,285,501
5.74%, 09/10/36, (1-day SOFR + 1.96%)(d)	3,366	3,314,922
Security	Par (000)	Value
Banks (continued)
5.79%, 05/13/36, (1-day SOFR + 1.88%)(d)	$4,440	$4,462,032
5.87%, 11/18/35, (1-day SOFR + 1.90%)(d)	3,401	3,391,167
6.10%, 01/14/42(a)	1,570	1,603,167
6.16%, 03/09/29, (1-day SOFR + 1.97%)(d)	5,665	5,776,184
6.25%, 03/09/34, (1-day SOFR + 2.39%)(d)	4,950	5,146,270
6.33%, 03/09/44, (1-day SOFR + 2.65%)(a)(d)	5,336	5,469,391
6.50%, 05/02/36	2,080	2,154,505
6.50%, 09/15/37	6,338	6,612,305
6.55%, 06/20/34, (1-day SOFR + 2.98%)(d)	4,012	4,171,994
6.80%, 06/01/38(a)	2,559	2,715,316
7.40%, 11/13/34, (1-day SOFR + 3.02%)(d)	4,390	4,779,555
8.11%, 11/03/33, (1-day SOFR + 4.25%)(d)	4,355	4,876,061
HSBC USA, Inc.
4.65%, 06/03/28	1,475	1,475,256
7.20%, 07/15/97(a)	255	285,148
Huntington Bancshares, Inc./Ohio
2.49%, 08/15/36, (5-year CMT + 1.17%)(d)	1,450	1,236,618
2.55%, 02/04/30	1,718	1,576,329
4.62%, 01/28/32, (1-day SOFR + 0.99%)(a)(d)	2,710	2,633,224
5.02%, 05/17/33, (1-day SOFR + 2.05%)(d)	698	683,143
5.27%, 01/15/31, (1-day SOFR + 1.28%)(d)	2,025	2,030,001
5.61%, 01/28/41, (5-year CMT + 1.35%)(d)	1,410	1,351,673
5.71%, 02/02/35, (1-day SOFR Index + 1.87%)(d)	2,360	2,362,996
6.14%, 11/18/39, (5-year CMT + 1.70%)(d)	875	874,559
6.21%, 08/21/29, (1-day SOFR + 2.02%)(d)	2,540	2,600,627
Huntington National Bank (The), 5.65%, 01/10/30(a)	1,435	1,461,964
ICICI Bank Ltd./Dubai, 3.80%, 12/14/27(b)	600	590,899
Independent Bank Corp., 7.25%, 04/01/35, (3-mo. CME Term SOFR + 3.53%)(a)(d)	445	457,637
Industrial & Commercial Bank of China Ltd./New York, 3.54%, 11/08/27	1,623	1,604,596
ING Bank NV
4.56%, 07/07/29(b)	825	819,600
4.71%, 07/07/31(b)	1,030	1,016,336
ING Groep NV
2.73%, 04/01/32, (1-day SOFR + 1.32%)(d)	1,477	1,327,454
4.05%, 04/09/29	2,529	2,477,033
4.25%, 03/28/33, (1-day SOFR + 2.07%)(d)	1,800	1,712,306
4.55%, 10/02/28	1,587	1,580,666
4.86%, 03/25/29, (1-day SOFR + 1.01%)(d)	2,665	2,667,463
5.07%, 03/25/31, (1-day SOFR Index + 1.23%)(d)	1,708	1,704,126
5.34%, 03/19/30, (1-day SOFR Index + 1.44%)(d)	2,615	2,640,273
5.42%, 03/23/37, (1-day SOFR Index + 1.61%)(d)	2,725	2,660,725
5.53%, 03/25/36, (1-day SOFR + 1.61%)(a)(d)	2,035	2,018,774
5.55%, 03/19/35, (1-day SOFR + 1.77%)(d)	2,655	2,655,663
6.11%, 09/11/34, (1-day SOFR + 2.09%)(d)	1,942	2,016,167
Series VAR, 4.80%, 03/23/32, (1-day SOFR Index + 1.26%)(d)	2,550	2,501,869
Intercorp Peru Ltd., 3.88%, 08/15/29(b)	130	125,411
Intesa Sanpaolo SpA
3.88%, 01/12/28(a)(b)	575	568,033
4.20%, 06/01/32, (1-year CMT + 2.60%)(b)(d)	2,041	1,910,472
4.95%, 06/01/42, (1-year CMT + 2.75%)(b)(d)	1,405	1,182,225
5.00%, 06/29/30, (1-year CMT + 0.80%)(b)(d)	1,845	1,834,738
5.20%, 06/29/32, (1-year CMT + 0.95%)(b)(d)	2,083	2,055,627
6.01%, 06/29/37, (1-year CMT + 1.50%)(b)(d)	1,005	984,298

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
6.63%, 06/20/33(b)	$2,870	$3,062,773
7.20%, 11/28/33(b)	2,380	2,626,109
7.78%, 06/20/54, (1-year CMT + 3.90%)(b)(d)	3,104	3,511,322
7.80%, 11/28/53(b)	3,305	3,829,032
8.25%, 11/21/33, (1-year CMT + 4.40%)(b)(d)	2,315	2,629,627
Series NR, 4.00%, 09/23/29(b)	155	150,502
Series NR, 4.70%, 09/23/49(b)	750	603,174
JPMorgan Chase & Co.
1.76%, 11/19/31, (3-mo. CME Term SOFR + 1.11%)(a)(d)	3,534	3,086,493
1.95%, 02/04/32, (1-day SOFR + 1.07%)(d)	6,657	5,817,261
2.07%, 06/01/29, (1-day SOFR + 1.02%)(d)	4,895	4,673,939
2.52%, 04/22/31, (1-day SOFR + 2.04%)(d)	6,195	5,684,358
2.53%, 11/19/41, (3-mo. CME Term SOFR + 1.51%)(d)	3,118	2,119,947
2.55%, 11/08/32, (1-day SOFR + 1.18%)(d)	6,580	5,783,579
2.58%, 04/22/32, (3-mo. CME Term SOFR + 1.25%)(d)	7,658	6,835,603
2.74%, 10/15/30, (3-mo. CME Term SOFR + 1.51%)(d)	8,313	7,777,437
2.96%, 05/13/31, (3-mo. CME Term SOFR + 2.52%)(d)	4,933	4,574,358
2.96%, 01/25/33, (1-day SOFR + 1.26%)(d)	7,679	6,855,980
3.11%, 04/22/41, (3-mo. CME Term SOFR + 2.46%)(a)(d)	3,114	2,332,014
3.11%, 04/22/51, (1-day SOFR + 2.44%)(a)(d)	5,067	3,224,271
3.16%, 04/22/42, (3-mo. CME Term SOFR + 1.46%)(d)	4,548	3,345,140
3.33%, 04/22/52, (1-day SOFR + 1.58%)(a)(d)	7,506	4,949,491
3.51%, 01/23/29, (3-mo. CME Term SOFR + 1.21%)(d)	6,183	6,086,487
3.63%, 12/01/27	1,816	1,796,719
3.70%, 05/06/30, (3-mo. CME Term SOFR + 1.42%)(d)	4,978	4,822,689
3.88%, 07/24/38, (3-mo. CME Term SOFR + 1.62%)(d)	4,616	3,963,314
3.90%, 01/23/49, (3-mo. CME Term SOFR + 1.48%)(d)	3,492	2,605,684
3.96%, 11/15/48, (3-mo. CME Term SOFR + 1.64%)(d)	6,819	5,140,633
4.01%, 04/23/29, (3-mo. CME Term SOFR + 1.38%)(a)(d)	6,441	6,365,820
4.03%, 07/24/48, (3-mo. CME Term SOFR + 1.72%)(d)	2,923	2,235,357
4.20%, 07/23/29, (3-mo. CME Term SOFR + 1.52%)(d)	5,815	5,758,984
4.25%, 10/01/27	2,037	2,033,151
4.26%, 10/22/31, (1-day SOFR + 0.93%)(d)	3,840	3,716,140
4.26%, 02/22/48, (3-mo. CME Term SOFR + 1.84%)(d)	4,617	3,656,396
4.35%, 01/22/32, (1-day SOFR + 0.84%)(d)	4,525	4,379,505
4.41%, 04/23/30, (1-day SOFR + 0.82%)(d)	5,665	5,588,697
4.45%, 12/05/29, (3-mo. CME Term SOFR + 1.59%)(d)	5,254	5,211,311
4.49%, 03/24/31, (3-mo. CME Term SOFR + 3.79%)(d)	6,834	6,722,445
4.51%, 10/22/28, (1-day SOFR + 0.86%)(d)	3,775	3,769,862
4.57%, 06/14/30, (1-day SOFR + 1.75%)(a)(d)	4,515	4,472,535
4.59%, 04/26/33, (1-day SOFR + 1.80%)(d)	4,822	4,669,982
4.60%, 10/22/30, (1-day SOFR + 1.04%)(d)	6,193	6,124,767
4.62%, 04/23/32, (1-day SOFR + 0.99%)(d)	5,925	5,790,423
Security	Par (000)	Value
Banks (continued)
4.81%, 10/22/36, (1-day SOFR + 1.19%)(d)	$5,810	$5,505,104
4.85%, 02/01/44(a)	2,758	2,445,359
4.86%, 07/23/30, (1-day SOFR + 0.85%)(d)	6,070	6,051,859
4.90%, 01/22/37, (1-day SOFR + 1.07%)(d)	5,105	4,854,136
4.91%, 07/25/33, (1-day SOFR + 2.08%)(d)	8,400	8,254,524
4.92%, 01/24/29, (1-day SOFR + 0.80%)(d)	5,463	5,484,140
4.95%, 10/22/35, (1-day SOFR + 1.34%)(d)	5,838	5,649,379
4.95%, 06/01/45	3,716	3,268,121
5.00%, 07/22/30, (1-day SOFR + 1.13%)(d)	5,560	5,563,756
5.01%, 01/23/30, (1-day SOFR + 1.31%)(d)	5,631	5,646,403
5.04%, 07/23/32, (1-day SOFR + 1.02%)(d)	6,140	6,101,272
5.10%, 04/22/31, (1-day SOFR + 1.44%)(d)	5,486	5,490,746
5.14%, 01/24/31, (1-day SOFR + 1.01%)(d)	5,024	5,039,390
5.15%, 04/23/37, (1-day SOFR + 1.26%)(a)(d)	2,265	2,191,102
5.19%, 02/05/37, (1-day SOFR + 1.30%)(d)	5,446	5,224,973
5.29%, 07/22/35, (1-day SOFR + 1.46%)(d)	7,248	7,169,044
5.30%, 07/24/29, (1-day SOFR + 1.45%)(d)	4,308	4,349,103
5.34%, 01/23/35, (1-day SOFR + 1.62%)(d)	5,744	5,712,082
5.35%, 06/01/34, (1-day SOFR + 1.85%)(a)(d)	8,919	8,925,393
5.40%, 01/06/42	2,935	2,826,432
5.50%, 01/24/36, (1-day SOFR + 1.32%)(d)	5,905	5,899,162
5.50%, 10/15/40(a)	2,516	2,471,700
5.53%, 11/29/45, (1-day SOFR + 1.55%)(d)	4,810	4,585,820
5.57%, 04/22/36, (1-day SOFR + 1.68%)(d)	6,685	6,710,618
5.58%, 04/22/30, (1-day SOFR + 1.16%)(d)	5,960	6,052,772
5.58%, 07/23/36, (1-day SOFR + 1.64%)(d)	5,325	5,299,763
5.60%, 07/15/41	4,101	4,034,607
5.63%, 08/16/43(a)	2,496	2,428,660
5.72%, 09/14/33, (1-day SOFR + 2.58%)(d)	6,610	6,699,699
5.77%, 04/22/35, (1-day SOFR + 1.49%)(d)	5,824	5,938,677
5.80%, 07/23/41, (5-year CMT + 1.25%)(d)	1,985	1,963,261
6.09%, 10/23/29, (1-day SOFR + 1.57%)(d)	5,110	5,239,915
6.25%, 10/23/34, (1-day SOFR + 1.81%)(d)	5,240	5,501,450
6.40%, 05/15/38	5,097	5,445,881
8.75%, 09/01/30	1,517	1,722,063
KBC Group NV
4.45%, 09/23/31, (1-year CMT + 0.85%)(b)(d)	1,920	1,866,783
4.93%, 10/16/30, (1-year CMT + 1.07%)(b)(d)	2,040	2,030,978
5.80%, 01/19/29, (1-year CMT + 2.10%)(b)(d)	2,709	2,745,241
6.32%, 09/21/34, (1-year CMT + 2.05%)(b)(d)	1,430	1,496,378
KEB Hana Bank
5.38%, 04/23/29(b)	335	340,825
5.75%, 10/24/28(b)	730	745,559
KeyBank N.A.
3.90%, 04/13/29	740	720,042
4.90%, 08/08/32	1,463	1,408,847
5.00%, 01/26/33	955	928,220
5.85%, 11/15/27	1,304	1,321,178
6.95%, 02/01/28(a)	1,155	1,187,365
KeyCorp
2.55%, 10/01/29	1,860	1,731,643
4.10%, 04/30/28	1,087	1,075,616
4.79%, 06/01/33, (1-day SOFR Index + 2.06%)(a)(d)	1,395	1,344,320
5.12%, 04/04/31, (1-day SOFR Index + 1.23%)(d)	640	639,031
5.31%, 01/28/37, (1-day SOFR + 1.37%)(a)(d)	2,105	2,021,468
6.40%, 03/06/35, (1-day SOFR Index + 2.42%)(a)(d)	1,859	1,934,277
KKR Group Finance Co. XII LLC, 4.85%, 05/17/32(b)	1,287	1,252,238
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Kookmin Bank
2.50%, 11/04/30(b)	$600	$536,761
4.38%, 05/08/28(b)	620	617,730
4.63%, 04/21/28(b)	569	569,149
4.63%, 05/08/30(b)	30	29,882
5.25%, 05/08/29(b)	340	344,942
Lloyds Banking Group PLC
3.37%, 12/14/46, (5-year CMT + 1.50%)(d)	2,446	1,733,109
3.57%, 11/07/28, (3-mo. SOFR US + 1.47%)(d)	3,293	3,251,413
4.24%, 02/10/30, (1-year CMT + 0.60%)(d)	2,150	2,112,258
4.34%, 01/09/48	2,959	2,331,958
4.38%, 03/22/28	2,831	2,818,794
4.43%, 11/04/31, (1-year CMT + 0.82%)(d)	2,375	2,305,529
4.55%, 08/16/28	2,215	2,207,581
4.82%, 06/13/29, (1-year CMT + 0.83%)(d)	2,885	2,886,025
4.94%, 11/04/36, (1-year CMT + 0.97%)(d)	1,889	1,788,087
4.98%, 08/11/33, (1-year CMT + 2.30%)(a)(d)	2,945	2,885,593
5.09%, 11/26/28, (1-year CMT + 0.85%)(d)	3,368	3,382,776
5.20%, 08/17/32, (1-year CMT + 0.80%)(d)	1,825	1,818,674
5.30%, 12/01/45(a)	1,665	1,498,026
5.59%, 11/26/35, (1-year CMT + 1.20%)(a)(d)	2,075	2,073,100
5.67%, 02/10/47, (1-year CMT + 0.82%)(d)	2,080	1,967,953
5.68%, 01/05/35, (1-year CMT + 1.75%)(d)	3,527	3,557,050
5.70%, 08/17/37, (1-year CMT + 1.00%)(d)	1,720	1,704,716
5.72%, 06/05/30, (1-year CMT + 1.07%)(d)	2,660	2,704,199
5.87%, 03/06/29, (1-year CMT + 1.70%)(a)(d)	3,319	3,372,608
6.07%, 06/13/36, (1-year CMT + 1.60%)(d)	1,755	1,762,498
7.95%, 11/15/33, (1-year CMT + 3.75%)(a)(d)	1,960	2,176,611
M&T Bank Corp.
4.83%, 01/16/29, (1-day SOFR + 0.93%)(d)	1,803	1,804,964
5.05%, 01/27/34, (1-day SOFR + 1.85%)(d)	2,504	2,434,307
5.18%, 07/08/31, (1-day SOFR + 1.40%)(d)	1,095	1,093,490
5.30%, 04/18/36, (5-year CMT + 1.38%)(d)	600	588,143
5.39%, 01/16/36, (1-day SOFR + 1.61%)(d)	2,075	2,019,795
5.40%, 07/30/35, (5-year CMT + 1.43%)(d)	1,371	1,359,130
6.08%, 03/13/32, (1-day SOFR + 2.26%)(a)(d)	1,920	1,978,381
7.41%, 10/30/29, (1-day SOFR + 2.80%)(d)	1,930	2,025,692
Macquarie Bank Ltd.
3.05%, 03/03/36, (5-year CMT + 1.70%)(b)(d)	1,465	1,311,493
3.62%, 06/03/30(b)	1,540	1,452,603
3.92%, 02/03/28(b)	1,070	1,060,694
4.33%, 06/12/28(b)	505	502,198
4.53%, 03/29/29(a)(b)	2,165	2,152,920
5.64%, 08/13/36, (1-year CMT + 1.45%)(a)(b)(d)	960	936,508
5.82%, 06/10/37, (1-year CMT + 1.35%)(b)(d)	1,900	1,854,501
6.80%, 01/18/33(b)	2,015	2,123,561
Macquarie Group Ltd.
2.69%, 06/23/32, (1-day SOFR + 1.44%)(a)(b)(d)	1,780	1,583,364
2.87%, 01/14/33, (1-day SOFR + 1.53%)(a)(b)(d)	2,694	2,375,364
3.76%, 11/28/28, (3-mo. CME Term SOFR + 1.63%)(a)(b)(d)	2,231	2,201,255
4.44%, 06/21/33, (1-day SOFR + 2.41%)(b)(d)	1,195	1,136,337
4.65%, 03/27/29, (3-mo. CME Term SOFR + 1.99%)(a)(b)(d)	762	759,434
5.03%, 01/15/30, (3-mo. CME Term SOFR + 2.01%)(a)(b)(d)	1,878	1,879,358
5.49%, 11/09/33, (1-day SOFR + 2.87%)(b)(d)	1,860	1,861,827
Security	Par (000)	Value
Banks (continued)
5.89%, 06/15/34, (1-day SOFR + 2.38%)(a)(b)(d)	$1,280	$1,308,163
6.26%, 12/07/34, (1-day SOFR + 2.30%)(a)(b)(d)	1,655	1,723,364
Manufacturers & Traders Trust Co.
4.55%, 04/18/30, (1-day SOFR + 0.94%)(d)	805	795,161
4.70%, 01/27/28	1,955	1,955,481
Mitsubishi UFJ Financial Group, Inc.
2.05%, 07/17/30	2,400	2,148,151
2.31%, 07/20/32, (1-year CMT + 0.95%)(d)	4,090	3,567,798
2.49%, 10/13/32, (1-year CMT + 0.97%)(d)	2,156	1,885,161
2.56%, 02/25/30	2,379	2,193,174
2.85%, 01/19/33, (1-year CMT + 1.10%)(d)	2,404	2,122,930
3.20%, 07/18/29	3,381	3,230,456
3.74%, 03/07/29	3,071	3,000,945
3.75%, 07/18/39(a)	2,863	2,360,356
3.96%, 03/02/28(a)	2,183	2,163,971
4.05%, 09/11/28(a)	1,487	1,468,254
4.15%, 03/07/39(a)	1,403	1,229,786
4.29%, 07/26/38(a)	944	855,784
4.32%, 04/19/33, (1-year CMT + 1.55%)(d)	1,320	1,253,591
4.51%, 01/14/32, (1-year CMT + 0.80%)(d)	2,015	1,958,334
4.53%, 09/12/31, (1-year CMT + 0.80%)(d)	2,330	2,273,848
4.59%, 04/18/30, (1-year CMT + 0.78%)(d)	960	951,472
4.85%, 04/21/32, (1-year CMT + 0.92%)(d)	1,230	1,206,249
4.98%, 07/24/30, (1-year CMT + 0.67%)(d)	1,065	1,064,264
5.06%, 01/14/37, (1-year CMT + 0.90%)(d)	3,062	2,929,789
5.13%, 07/20/33, (1-year CMT + 2.13%)(d)	2,560	2,527,533
5.16%, 04/24/31, (1-year CMT + 1.17%)(d)	2,021	2,021,853
5.19%, 07/23/32, (1-year CMT + 0.82%)(d)	1,280	1,273,003
5.19%, 09/12/36, (1-year CMT + 0.93%)(d)	2,040	1,976,654
5.20%, 01/16/31, (1-year CMT + 0.78%)(d)	2,445	2,450,380
5.24%, 04/19/29, (1-year CMT + 1.70%)(d)	1,931	1,944,304
5.26%, 04/17/30, (1-year CMT + 0.82%)(d)	1,865	1,879,212
5.33%, 04/21/37, (1-year CMT + 1.02%)(d)	1,495	1,454,594
5.35%, 09/13/28, (1-year CMT + 1.90%)(d)	3,165	3,186,045
5.41%, 04/19/34, (1-year CMT + 1.97%)(d)	1,719	1,721,550
5.42%, 02/22/29, (1-year CMT + 1.38%)(d)	2,715	2,741,058
5.43%, 04/17/35, (1-year CMT + 1.00%)(d)	2,245	2,227,623
5.44%, 02/22/34, (1-year CMT + 1.63%)(a)(d)	2,620	2,625,749
5.47%, 09/13/33, (1-year CMT + 2.13%)(d)	1,011	1,015,804
5.48%, 02/22/31, (1-year CMT + 1.53%)(d)	415	419,019
5.57%, 01/16/36, (1-year CMT + 0.95%)(d)	2,255	2,252,390
5.57%, 07/24/37, (1-year CMT + 0.95%)(a)(d)	1,090	1,081,029
5.62%, 04/24/36, (1-year CMT + 1.27%)(d)	2,596	2,599,057
5.87%, 04/21/47, (1-year CMT + 0.98%)(d)	2,435	2,368,317
6.05%, 07/24/47, (1-year CMT + 0.93%)(a)(d)	1,065	1,059,688
Mizuho Bank Ltd.
4.40%, 04/16/29(b)	2,835	2,811,482
4.70%, 04/16/31(b)	2,180	2,159,327
5.19%, 04/16/36(b)	3,030	2,948,883
5.77%, 04/16/46(b)	2,705	2,609,457
Mizuho Financial Group, Inc.
1.98%, 09/08/31, (3-mo. CME Term SOFR + 1.53%)(d)	1,657	1,464,801
2.17%, 05/22/32, (1-year CMT + 0.87%)(d)	1,188	1,035,283
2.20%, 07/10/31, (3-mo. CME Term SOFR + 1.77%)(d)	2,512	2,253,164
2.26%, 07/09/32, (1-year CMT + 0.90%)(d)	2,077	1,810,635
2.56%, 09/13/31	1,690	1,478,899

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
2.59%, 05/25/31, (3-mo. CME Term SOFR + 1.33%)(d)	$1,370	$1,249,959
2.87%, 09/13/30, (3-mo. CME Term SOFR + 1.57%)(d)	1,466	1,378,967
3.15%, 07/16/30, (3-mo. CME Term SOFR + 1.39%)(d)	1,769	1,682,350
3.17%, 09/11/27	1,575	1,555,599
3.26%, 05/22/30, (1-year CMT + 1.25%)(d)	1,650	1,580,685
4.02%, 03/05/28	2,120	2,101,681
4.25%, 09/11/29, (3-mo. CME Term SOFR + 1.53%)(d)	1,795	1,775,457
4.44%, 05/12/32, (1-year CMT + 0.70%)(d)	2,480	2,396,905
4.71%, 07/08/31, (1-year CMT + 0.92%)(d)	2,290	2,257,207
4.78%, 07/13/30, (1-year CMT + 0.68%)(d)	1,830	1,816,625
4.97%, 07/13/32, (1-year CMT + 0.83%)(d)	1,600	1,578,850
5.05%, 05/12/37, (1-year CMT + 0.85%)(d)	1,225	1,165,649
5.10%, 05/13/31, (1-year CMT + 0.82%)(d)	1,060	1,057,911
5.32%, 07/08/36, (1-year CMT + 1.07%)(d)	2,505	2,455,087
5.34%, 07/13/37, (1-year CMT + 0.97%)(d)	1,705	1,653,878
5.38%, 05/26/30, (1-year CMT + 1.12%)(d)	860	869,318
5.38%, 07/10/30, (1-year CMT + 1.08%)(d)	1,875	1,894,400
5.41%, 09/13/28, (1-year CMT + 2.05%)(d)	1,795	1,808,660
5.42%, 05/13/36, (1-year CMT + 0.98%)(d)	1,420	1,400,051
5.58%, 05/26/35, (1-year CMT + 1.30%)(d)	1,930	1,933,488
5.59%, 07/10/35, (1-year CMT + 1.30%)(d)	795	796,182
5.67%, 05/27/29, (1-year CMT + 1.50%)(d)	1,975	2,003,139
5.67%, 09/13/33, (1-year CMT + 2.40%)(d)	952	967,206
5.74%, 05/27/31, (1-year CMT + 1.65%)(d)	1,530	1,558,778
5.75%, 05/27/34, (1-year CMT + 1.80%)(d)	1,655	1,681,527
5.75%, 07/06/34, (1-year CMT + 1.90%)(d)	1,800	1,829,638
5.78%, 07/06/29, (1-year CMT + 1.65%)(d)	2,820	2,867,967
5.82%, 07/13/47, (1-year CMT + 0.97%)(d)	1,710	1,640,540
Morgan Stanley
1.79%, 02/13/32, (1-day SOFR + 1.03%)(d)	6,924	5,972,929
1.93%, 04/28/32, (1-day SOFR + 1.02%)(d)	6,284	5,413,742
2.24%, 07/21/32, (1-day SOFR + 1.18%)(d)	7,838	6,796,887
2.48%, 09/16/36, (1-day SOFR + 1.36%)(d)	6,885	5,907,560
2.51%, 10/20/32, (1-day SOFR + 1.20%)(d)	6,629	5,798,474
2.70%, 01/22/31, (1-day SOFR + 1.14%)(d)	7,889	7,290,377
2.80%, 01/25/52, (1-day SOFR + 1.43%)(a)(d)	4,366	2,565,081
2.94%, 01/21/33, (1-day SOFR + 1.29%)(d)	5,600	4,964,078
3.22%, 04/22/42, (1-day SOFR + 1.49%)(d)	4,754	3,494,160
3.62%, 04/01/31, (1-day SOFR + 3.12%)(d)	5,985	5,690,384
3.77%, 01/24/29, (3-mo. CME Term SOFR + 1.40%)(d)	8,071	7,969,573
3.97%, 07/22/38(d)	6,272	5,322,469
4.24%, 01/09/30, (1-day SOFR + 0.80%)(d)	6,462	6,354,622
4.30%, 01/27/45	4,763	3,858,534
4.38%, 01/22/47	4,591	3,692,448
4.43%, 01/23/30, (3-mo. CME Term SOFR + 1.89%)(d)	6,324	6,246,239
4.46%, 04/22/39, (3-mo. CME Term SOFR + 1.69%)(a)(d)	2,839	2,524,675
4.49%, 01/16/32, (1-day SOFR + 0.95%)(d)	5,955	5,771,728
4.56%, 04/10/30, (1-day SOFR Index + 0.96%)(d)	5,080	5,022,480
4.65%, 10/18/30, (1-day SOFR + 1.10%)(d)	5,409	5,349,732
4.71%, 03/12/32, (1-day SOFR + 1.20%)(d)	6,765	6,603,618
4.81%, 04/16/32, (1-day SOFR Index + 1.18%)(d)	3,725	3,647,062
Security	Par (000)	Value
Banks (continued)
4.87%, 07/12/29, (1-day SOFR Index + 0.85%)(d)	$2,830	$2,830,271
4.89%, 07/20/33, (1-day SOFR + 2.08%)(d)	4,464	4,362,800
4.99%, 04/12/29, (1-day SOFR + 1.38%)(d)	5,561	5,579,131
5.04%, 07/19/30, (1-day SOFR + 1.22%)(d)	4,284	4,289,843
5.07%, 01/30/37, (1-day SOFR + 1.18%)(d)	555	529,099
5.12%, 02/01/29, (1-day SOFR + 1.73%)(d)	7,448	7,489,011
5.16%, 04/20/29, (1-day SOFR + 1.59%)(d)	5,100	5,133,096
5.17%, 01/16/30, (1-day SOFR + 1.45%)(d)	4,902	4,925,386
5.17%, 07/14/32, (1-day SOFR Index + 1.16%)(d)	4,120	4,089,290
5.19%, 04/17/31, (1-day SOFR + 1.51%)(d)	5,320	5,324,625
5.23%, 01/15/31, (1-day SOFR + 1.11%)(d)	5,951	5,972,497
5.25%, 04/21/34, (1-day SOFR + 1.87%)(d)	6,442	6,362,546
5.30%, 04/10/37, (1-day SOFR Index + 1.41%)(d)	3,325	3,215,835
5.30%, 04/20/37, (1-day SOFR + 2.62%)(d)	4,590	4,498,021
5.31%, 01/18/41, (5-year CMT + 1.17%)(d)	2,940	2,787,681
5.32%, 07/19/35, (1-day SOFR + 1.56%)(d)	5,707	5,619,837
5.42%, 07/21/34, (1-day SOFR + 1.88%)(d)	5,195	5,170,448
5.45%, 07/20/29, (1-day SOFR + 1.63%)(d)	4,052	4,093,791
5.47%, 01/18/35, (1-day SOFR + 1.73%)(d)	5,530	5,500,952
5.52%, 11/19/55, (1-day SOFR + 1.71%)(d)	5,880	5,380,941
5.59%, 01/18/36, (1-day SOFR + 1.42%)(d)	6,010	5,999,118
5.60%, 03/24/51, (1-day SOFR + 4.84%)(a)(d)	4,000	3,746,670
5.61%, 07/17/37, (1-day SOFR Index + 1.43%)(d)	1,955	1,935,635
5.66%, 04/18/30, (1-day SOFR + 1.26%)(d)	4,928	5,003,407
5.66%, 04/17/36, (1-day SOFR + 1.76%)(d)	5,583	5,595,375
5.83%, 04/19/35, (1-day SOFR + 1.58%)(d)	5,721	5,813,251
5.90%, 03/13/47, (1-day SOFR + 1.78%)(d)	5,195	5,058,067
5.94%, 02/07/39, (5-year CMT + 1.80%)(d)	2,882	2,892,397
5.95%, 01/19/38, (5-year CMT + 2.43%)(d)	3,505	3,546,088
6.30%, 10/18/28, (1-day SOFR + 2.24%)(d)	4,755	4,842,398
6.34%, 10/18/33, (1-day SOFR + 2.56%)(d)	5,435	5,700,412
6.38%, 07/24/42	4,048	4,245,873
6.41%, 11/01/29, (1-day SOFR + 1.83%)(d)	4,500	4,636,774
6.63%, 11/01/34, (1-day SOFR + 2.05%)(d)	4,161	4,426,145
7.25%, 04/01/32(a)	2,558	2,835,698
Series I, 4.13%, 10/18/29, (1-day SOFR + 0.91%)(d)	3,260	3,207,827
Series I, 4.36%, 10/22/31, (1-day SOFR + 1.07%)(d)	6,152	5,950,125
Series I, 4.89%, 10/22/36, (1-day SOFR + 1.31%)(d)	5,550	5,245,683
Morgan Stanley Bank N.A.
4.79%, 05/10/30, (1-day SOFR Index + 0.97%)(d)	1,585	1,577,176
5.02%, 01/12/29, (1-day SOFR + 0.91%)(d)	5,790	5,815,447
Morgan Stanley Private Bank N.A.
4.20%, 11/17/28, (1-day SOFR + 0.78%)(d)	5,715	5,682,592
4.21%, 02/08/30, (1-day SOFR + 0.76%)(d)	1,955	1,921,637
4.47%, 11/19/31, (1-day SOFR + 1.02%)(d)	4,880	4,745,186
4.73%, 07/18/31, (1-day SOFR + 1.08%)(d)	6,510	6,411,711
MUFG Bank Ltd., 4.70%, 03/10/44(a)(b)	350	306,005
National Australia Bank Ltd.
2.33%, 08/21/30(b)	2,608	2,329,741
2.65%, 01/14/41(a)(b)	1,849	1,257,873
2.99%, 05/21/31(b)	2,717	2,444,031
3.35%, 01/12/37, (5-year CMT + 1.70%)(b)(d)	1,977	1,766,089
3.93%, 08/02/34, (5-year CMT + 1.88%)(b)(d)	3,361	3,234,406
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
4.95%, 01/10/34(b)	$1,535	$1,514,628
5.18%, 06/11/34(a)(b)	1,500	1,500,515
5.90%, 01/14/36, (1-year CMT + 1.30%)(b)(d)	2,230	2,235,470
6.43%, 01/12/33(a)(b)	2,832	2,953,871
National Australia Bank Ltd./New York
3.85%, 12/13/28	1,875	1,843,770
4.15%, 01/13/31(a)	765	748,831
4.31%, 06/13/28(a)	2,275	2,267,206
4.43%, 06/04/29	1,750	1,738,841
4.50%, 10/26/27	1,585	1,587,019
4.53%, 06/13/30	1,580	1,569,902
4.79%, 01/10/29	1,325	1,331,137
4.90%, 06/13/28(a)	1,885	1,896,070
4.90%, 01/14/30(a)	1,210	1,218,498
4.94%, 01/12/28	1,815	1,826,324
5.63%, 06/04/37, (1-year CMT + 1.18%)(a)(b)(d)	855	835,243
National Bank of Canada
4.17%, 01/20/29, (1-day SOFR Index + 0.76%)(d)	2,025	2,008,178
4.50%, 10/10/29(a)	1,950	1,930,231
4.93%, 06/04/32, (1-day SOFR + 1.01%)(d)	1,085	1,066,769
5.25%, 09/08/29(d)	1,870	1,870,898
5.60%, 12/18/28	1,750	1,782,825
National Securities Clearing Corp.
4.35%, 06/09/28(b)	450	448,428
4.70%, 05/20/30(b)	890	883,642
4.70%, 06/09/31(b)	585	578,391
4.90%, 06/26/29(b)	1,400	1,404,624
5.00%, 05/30/28(b)	997	1,003,774
5.10%, 11/21/27(b)	1,480	1,489,916
NatWest Group PLC
3.03%, 11/28/35, (5-year CMT + 2.35%)(d)	1,550	1,412,776
4.45%, 05/08/30, (3-mo. SOFR US + 2.13%)(d)	2,425	2,388,955
4.89%, 05/18/29, (3-mo. SOFR US + 2.01%)(d)	4,303	4,309,355
4.96%, 08/15/30, (1-year CMT + 1.22%)(d)	2,380	2,377,163
4.98%, 06/18/32, (1-year CMT + 0.80%)(d)	920	907,382
5.08%, 01/27/30, (3-mo. SOFR US + 2.17%)(d)	3,141	3,150,243
5.12%, 05/23/31, (1-year CMT + 1.05%)(d)	3,180	3,173,168
5.52%, 09/30/28, (1-year CMT + 2.27%)(a)(d)	1,670	1,685,294
5.78%, 03/01/35, (1-year CMT + 1.50%)(d)	2,095	2,123,053
5.81%, 09/13/29, (1-year CMT + 1.95%)(d)	2,150	2,189,425
5.91%, 03/03/47, (1-year CMT + 1.30%)(a)(d)	1,575	1,486,941
6.02%, 03/02/34, (1-year CMT + 2.10%)(d)	2,194	2,263,654
6.48%, 06/01/34, (5-year CMT + 2.20%)(d)	2,315	2,372,040
NatWest Markets PLC
4.17%, 11/06/28(b)	1,445	1,426,676
4.41%, 11/06/30(a)(b)	1,010	984,347
4.65%, 03/27/29(b)	2,160	2,146,213
4.79%, 03/21/28(a)(b)	865	866,889
4.89%, 03/27/31(b)	1,495	1,479,127
5.02%, 03/21/30(b)	1,855	1,851,001
5.41%, 05/17/29(b)	1,915	1,938,206
NBK SPC Ltd., 5.50%, 06/06/30, (1-day SOFR + 1.16%)(b)(d)	150	150,693
NongHyup Bank
4.75%, 07/22/29(b)	100	99,912
4.88%, 07/03/28(b)	200	200,661
Security	Par (000)	Value
Banks (continued)
Nordea Bank Abp
4.25%, 08/28/30(b)	$1,325	$1,292,753
4.38%, 03/17/28(b)	255	254,463
4.38%, 09/10/29(b)	1,021	1,008,794
4.40%, 05/21/29(b)	1,325	1,313,479
4.63%, 09/13/33, (5-year USD Swap + 1.69%)(a)(b)(d)	917	908,623
5.38%, 09/22/27(b)	1,750	1,766,397
Norinchukin Bank (The)
2.08%, 09/22/31(a)(b)	2,286	1,957,177
4.67%, 09/09/30(b)	345	337,498
4.68%, 03/10/31(a)(b)	1,225	1,194,167
4.87%, 09/14/27(b)	1,225	1,227,232
5.07%, 09/14/32(b)	397	388,474
5.09%, 10/16/29(a)(b)	1,364	1,362,928
5.36%, 09/09/35(b)	665	646,819
5.36%, 03/10/36(b)	410	396,413
5.43%, 03/09/28(a)(b)	2,071	2,091,611
Northern Trust Corp.
1.95%, 05/01/30	1,928	1,740,598
3.15%, 05/03/29	894	860,401
3.65%, 08/03/28	1,224	1,204,642
4.15%, 11/19/30	560	545,169
5.12%, 11/19/40, (5-year CMT + 1.05%)(d)	730	696,530
6.13%, 11/02/32	1,655	1,736,275
Old National Bancorp, 5.77%, 02/15/36, (3-mo. CME Term SOFR + 2.20%)(d)	20	19,818
Pinnacle Bank/Nashville TN
5.63%, 02/15/28(a)	925	931,345
5.96%, 01/15/36, (5-year CMT + 2.30%)(d)	45	44,122
Pinnacle Financial Partners, Inc.
5.60%, 05/19/32, (1-day SOFR + 1.70%)(d)	670	662,302
6.17%, 11/01/30, (1-day SOFR + 2.35%)(d)	410	416,247
PNC Bank N.A.
2.70%, 10/22/29	1,210	1,133,092
3.10%, 10/25/27	1,381	1,359,873
3.25%, 01/22/28	1,165	1,145,280
4.05%, 07/26/28	2,305	2,277,891
PNC Financial Services Group, Inc. (The)
2.31%, 04/23/32, (1-day SOFR + 0.98%)(d)	2,000	1,764,579
2.55%, 01/22/30	3,599	3,328,632
3.45%, 04/23/29	3,360	3,254,940
4.08%, 01/26/29, (1-day SOFR + 0.61%)(a)(d)	230	228,316
4.62%, 10/26/29, (1-day SOFR + 0.68%)(a)(d)	1,525	1,519,771
4.63%, 06/06/33, (1-day SOFR Index + 1.85%)(d)	1,709	1,633,682
4.81%, 10/21/32, (1-day SOFR + 1.26%)(d)	2,910	2,857,290
4.83%, 07/19/30, (1-day SOFR + 0.80%)(d)	1,685	1,679,527
4.90%, 05/13/31, (1-day SOFR + 1.33%)(d)	2,105	2,092,143
5.07%, 01/24/34, (1-day SOFR + 1.93%)(d)	2,475	2,431,099
5.22%, 01/29/31, (1-day SOFR + 1.07%)(d)	1,728	1,737,598
5.35%, 12/02/28, (1-day SOFR + 1.62%)(d)	3,220	3,249,332
5.37%, 07/21/36, (1-day SOFR + 1.42%)(d)	2,495	2,459,067
5.40%, 07/23/35, (1-day SOFR + 1.60%)(d)	2,875	2,847,764
5.42%, 01/25/41, (5-year CMT + 1.17%)(d)	2,110	2,018,837
5.46%, 07/21/37, (1-day SOFR + 1.27%)(d)	1,625	1,600,072
5.49%, 05/14/30, (1-day SOFR + 1.20%)(d)	3,235	3,279,340
5.58%, 06/12/29, (1-day SOFR + 1.84%)(d)	5,601	5,681,870
5.58%, 01/29/36, (1-day SOFR + 1.39%)(d)	3,507	3,510,525
5.68%, 01/22/35, (1-day SOFR + 1.90%)(d)	3,070	3,102,640
5.94%, 08/18/34, (1-day SOFR + 1.95%)(d)	1,385	1,427,714

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
6.04%, 10/28/33, (1-day SOFR Index + 2.14%)(d)	$3,575	$3,693,657
6.88%, 10/20/34, (1-day SOFR + 2.28%)(d)	4,399	4,760,998
Regions Bank/Birmingham AL
4.76%, 07/27/29, (1-day SOFR + 0.81%)(d)	960	956,222
6.45%, 06/26/37	1,080	1,120,007
Regions Financial Corp.
1.80%, 08/12/28	1,133	1,070,428
5.50%, 09/06/35, (1-day SOFR + 2.06%)(a)(d)	1,443	1,420,957
5.72%, 06/06/30, (1-day SOFR + 1.49%)(d)	325	330,497
7.38%, 12/10/37(a)	559	620,789
Rheinland-Pfalz Bank, 6.88%, 02/23/28(a)(b)(c)	135	138,686
Royal Bank of Canada
2.30%, 11/03/31(a)	3,608	3,171,458
3.88%, 05/04/32	1,793	1,683,746
4.00%, 11/03/28, (1-day SOFR + 0.70%)(d)	1,920	1,905,066
4.31%, 11/03/31, (1-day SOFR + 0.98%)(d)	1,735	1,681,284
4.40%, 04/17/30, (1-day SOFR + 0.84%)(d)	2,485	2,450,425
4.50%, 08/06/29, (1-day SOFR + 0.89%)(d)	2,395	2,381,152
4.52%, 10/18/28, (1-day SOFR Index + 0.86%)(d)	1,478	1,475,927
4.61%, 05/03/32, (1-day SOFR + 1.01%)(d)	2,725	2,663,402
4.65%, 07/10/29, (1-day SOFR + 0.61%)(d)	2,570	2,563,440
4.65%, 10/18/30, (1-day SOFR Index + 1.08%)(d)	3,685	3,645,974
4.70%, 08/06/31, (1-day SOFR + 1.06%)(d)	2,855	2,812,854
4.90%, 01/12/28	1,464	1,471,889
4.95%, 02/01/29	1,780	1,790,497
4.95%, 08/05/32, (1-day SOFR Index + 0.95%)(d)	2,270	2,244,889
4.97%, 01/24/29, (1-day SOFR + 0.83%)(d)	3,835	3,847,392
4.97%, 08/02/30, (1-day SOFR + 1.10%)(d)	2,440	2,441,692
4.97%, 05/02/31, (1-day SOFR Index + 1.13%)(d)	1,965	1,959,448
5.00%, 02/01/33	3,510	3,475,693
5.00%, 05/02/33	1,775	1,756,147
5.15%, 02/04/31, (1-day SOFR + 1.03%)(d)	3,725	3,734,321
5.15%, 02/01/34(a)	2,540	2,541,473
5.20%, 08/01/28	2,600	2,629,103
6.00%, 11/01/27(a)	2,365	2,406,862
6.35%, 11/24/84, (5-year CMT + 2.26%)(d)	1,941	1,851,952
6.50%, 11/24/85, (5-year CMT + 2.46%)(d)	110	106,195
6.75%, 08/24/85, (5-year CMT + 2.82%)(d)	2,150	2,175,581
7.50%, 05/02/84, (5-year CMT + 2.89%)(d)	1,532	1,584,155
Santander Holdings USA, Inc.
5.04%, 06/05/30, (1-day SOFR + 1.10%)(d)	905	898,756
5.22%, 06/05/32, (1-day SOFR + 1.28%)(a)(d)	1,125	1,108,752
5.35%, 09/06/30, (1-day SOFR + 1.94%)(d)	1,780	1,782,577
5.47%, 03/20/29, (1-day SOFR + 1.61%)(d)	3,120	3,139,862
5.70%, 06/05/37, (1-day SOFR + 1.60%)(d)	850	827,724
5.74%, 03/20/31, (1-day SOFR + 1.88%)(a)(d)	1,137	1,151,614
6.17%, 01/09/30, (1-day SOFR + 2.50%)(a)(d)	1,735	1,772,157
6.34%, 05/31/35, (1-day SOFR + 2.14%)(a)(d)	1,446	1,493,036
6.50%, 03/09/29, (1-day SOFR + 2.36%)(d)	3,900	3,983,465
6.57%, 06/12/29, (1-day SOFR + 2.70%)(a)(d)	1,429	1,463,800
7.66%, 11/09/31, (1-day SOFR + 3.28%)(d)	715	772,982
Santander U.K. Group Holdings PLC
2.90%, 03/15/32, (1-day SOFR + 1.48%)(d)	1,210	1,085,179
3.82%, 11/03/28, (3-mo. SOFR US + 1.66%)(a)(d)	2,920	2,886,175
Security	Par (000)	Value
Banks (continued)
4.32%, 09/22/29, (1-day SOFR Index + 1.07%)(d)	$1,903	$1,877,798
4.86%, 09/11/30, (1-day SOFR Index + 1.55%)(d)	555	549,442
5.14%, 09/22/36, (1-day SOFR Index + 1.58%)(d)	1,928	1,827,478
5.63%, 09/15/45(b)	510	456,276
5.69%, 04/15/31, (1-day SOFR Index + 1.52%)(d)	2,669	2,701,175
6.53%, 01/10/29, (1-day SOFR + 2.60%)(d)	3,504	3,576,325
Shinhan Bank Co. Ltd.
3.75%, 09/20/27(b)	750	741,416
4.00%, 04/23/29(a)(b)	1,118	1,088,131
4.38%, 04/13/32(a)(b)	900	860,423
4.50%, 04/12/28(b)	525	523,750
4.63%, 05/13/30(b)	250	248,136
5.75%, 04/15/34(b)	385	387,640
Shinhan Financial Group Co. Ltd., 5.00%, 07/24/28(b)	695	697,003
Skandinaviska Enskilda Banken AB
4.00%, 03/12/29(b)	1,300	1,277,128
4.38%, 06/02/28(b)	705	702,581
4.38%, 03/12/31(b)	785	764,756
4.50%, 09/03/30(b)	765	748,625
5.00%, 09/02/31(b)	935	925,418
5.38%, 03/05/29(b)	1,160	1,174,260
Societe Generale SA
2.89%, 06/09/32, (1-year CMT + 1.30%)(b)(d)	1,835	1,634,271
3.00%, 01/22/30(a)(b)	1,653	1,538,732
3.34%, 01/21/33, (1-year CMT + 1.60%)(a)(b)(d)	1,475	1,320,305
3.63%, 03/01/41(b)	1,440	1,027,581
3.65%, 07/08/35, (5-year CMT + 3.00%)(a)(b)(d)	876	811,123
4.03%, 01/21/43, (1-year CMT + 1.90%)(b)(d)	1,155	845,403
4.45%, 04/12/30, (1-day SOFR + 1.10%)(b)(d)	400	392,127
4.75%, 09/14/28(b)	776	772,812
4.86%, 07/07/29, (1-day SOFR + 0.86%)(b)(d)	1,175	1,169,493
5.25%, 05/22/29, (1-day SOFR + 1.42%)(b)(d)	1,600	1,604,885
5.37%, 05/27/32, (1-day SOFR + 1.28%)(a)(b)(d)	685	679,681
5.40%, 08/08/34, (1-day SOFR + 1.51%)(a)(b)(d)	1,175	1,142,206
5.40%, 04/10/37, (1-day SOFR + 1.60%)(b)(d)	1,040	988,121
5.44%, 10/03/36, (1-day SOFR + 1.73%)(b)(d)	2,000	1,913,190
5.50%, 04/13/29, (1-year CMT + 1.20%)(b)(d)	250	251,628
5.51%, 05/22/31, (1-day SOFR + 1.65%)(b)(d)	1,600	1,605,780
5.63%, 01/19/30, (1-year CMT + 1.75%)(b)(d)	1,680	1,697,024
5.63%, 11/24/45(a)(b)	735	668,863
6.07%, 01/19/35, (1-year CMT + 2.10%)(a)(b)(d)	1,975	1,996,454
6.10%, 04/13/33, (1-year CMT + 1.60%)(b)(d)	1,475	1,505,127
6.22%, 06/15/33, (1-year CMT + 3.20%)(b)(d)	1,782	1,808,603
6.45%, 01/10/29, (1-year CMT + 2.55%)(b)(d)	1,975	2,012,247
6.69%, 01/10/34, (1-year CMT + 2.95%)(b)(d)	2,535	2,653,199
7.13%, 01/19/55, (1-year CMT + 2.95%)(a)(b)(d)	1,955	1,943,979
7.37%, 01/10/53(a)(b)	1,440	1,467,040
Standard Chartered Bank, 8.00%, 05/30/31(a)(b)	410	455,745
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Standard Chartered Bank/New York
4.72%, 05/28/29, (1-year CMT + 0.65%)(d)	$970	$966,295
4.85%, 12/03/27	20	20,065
Standard Chartered PLC
2.68%, 06/29/32, (1-year CMT + 1.20%)(b)(d)	2,430	2,154,784
3.27%, 02/18/36, (5-year CMT + 2.30%)(b)(d)	2,171	1,971,470
3.60%, 01/12/33, (1-year CMT + 1.90%)(b)(d)	800	722,762
4.30%, 01/13/30, (1-year CMT + 0.77%)(b)(d)	2,585	2,540,486
4.31%, 05/21/30(b)(d)	1,422	1,392,397
4.53%, 06/05/32, (1-year CMT + 0.95%)(b)(d)	2,160	2,085,140
4.64%, 04/01/31, (1-year CMT + 3.85%)(b)(d)	2,845	2,796,935
4.87%, 03/15/33, (5-year USD ICE Swap + 1.97%)(a)(b)(d)	1,260	1,253,256
5.01%, 10/15/30, (1-year CMT + 1.15%)(b)(d)	3,227	3,215,829
5.08%, 08/13/30, (1-year CMT + 0.78%)(b)(d)	790	788,375
5.24%, 05/13/31, (1-year CMT + 1.35%)(b)(d)	1,285	1,287,217
5.24%, 01/13/37, (1-year CMT + 1.07%)(a)(b)(d)	1,680	1,611,512
5.30%, 01/09/43(a)(b)	2,243	2,034,303
5.40%, 08/12/36, (1-year CMT + 1.20%)(a)(b)(d)	4,285	4,165,771
5.55%, 01/21/29, (1-year CMT + 1.05%)(b)(d)	3,625	3,653,762
5.70%, 03/26/44(a)(b)	2,646	2,491,054
5.71%, 03/05/47, (1-year CMT + 1.10%)(a)(b)(d)	2,065	1,939,797
5.85%, 08/13/37, (1-year CMT + 1.18%)(b)(d)	820	814,229
5.91%, 05/14/35, (1-year CMT + 1.45%)(b)(d)	2,880	2,916,537
6.10%, 01/11/35, (1-year CMT + 2.10%)(a)(b)(d)	2,655	2,713,393
6.23%, 01/21/36, (1-year CMT + 1.43%)(b)(d)	1,890	1,945,163
6.30%, 01/09/29, (1-year CMT + 2.45%)(b)(d)	4,560	4,641,076
6.30%, 07/06/34, (1-year CMT + 2.58%)(a)(b)(d)	2,100	2,185,911
7.01%(a)(b)(d)(e)	1,592	1,611,185
7.02%, 02/08/30, (1-year CMT + 2.20%)(b)(d)	1,475	1,539,843
7.77%, 11/16/28, (1-year CMT + 3.45%)(b)(d)	2,250	2,326,535
State Street Bank & Trust Co.
4.70%, 07/23/29(a)	1,185	1,187,499
4.78%, 11/23/29	1,141	1,143,378
5.22%, 07/23/34	250	249,289
State Street Corp.
2.20%, 03/03/31	1,890	1,670,103
2.40%, 01/24/30(a)	1,187	1,102,880
2.62%, 02/07/33, (1-day SOFR + 1.00%)(d)	868	764,266
3.03%, 11/01/34, (1-day SOFR + 1.49%)(d)	915	857,006
3.15%, 03/30/31, (1-day SOFR + 2.65%)(d)	1,020	962,335
4.14%, 12/03/29, (3-mo. CME Term SOFR + 1.29%)(d)	891	879,177
4.16%, 08/04/33, (1-day SOFR + 1.73%)(d)	1,360	1,287,010
4.33%, 10/22/27	2,020	2,018,286
4.42%, 05/13/33, (1-day SOFR + 1.61%)(d)	1,120	1,078,442
4.53%, 02/20/29, (1-day SOFR + 1.02%)(d)	3,340	3,336,096
4.54%, 02/28/28	1,285	1,286,807
4.56%, 04/23/32, (1-day SOFR + 0.91%)(a)(d)	1,225	1,197,425
4.68%, 10/22/32, (1-day SOFR + 1.05%)(d)	1,570	1,538,666
4.73%, 02/28/30	1,285	1,281,331
4.78%, 10/23/36, (1-day SOFR + 1.22%)(d)	1,560	1,478,479
4.82%, 01/26/34, (1-day SOFR + 1.57%)(d)	1,510	1,475,600
4.83%, 04/24/30	1,855	1,857,500
5.09%, 04/24/37, (1-day SOFR + 1.20%)(d)	1,180	1,141,566
5.15%, 02/28/36, (1-day SOFR + 1.22%)(d)	1,055	1,033,107
Security	Par (000)	Value
Banks (continued)
5.16%, 05/18/34, (1-day SOFR + 1.89%)(a)(d)	$1,820	$1,808,374
5.68%, 11/21/29, (1-day SOFR + 1.48%)(d)	1,290	1,315,770
5.82%, 11/04/28, (1-day SOFR + 1.72%)(a)(d)	1,425	1,445,416
6.12%, 11/21/34, (1-day SOFR + 1.96%)(d)	885	918,900
Sumitomo Mitsui Financial Group, Inc.
1.71%, 01/12/31	920	798,634
1.90%, 09/17/28	4,010	3,786,048
2.13%, 07/08/30	2,905	2,606,717
2.14%, 09/23/30	1,374	1,224,248
2.22%, 09/17/31	2,188	1,898,131
2.30%, 01/12/41	1,540	1,022,889
2.47%, 01/14/29	1,247	1,182,130
2.72%, 09/27/29	1,255	1,176,510
2.75%, 01/15/30(a)	2,663	2,475,849
2.93%, 09/17/41(a)	1,230	861,151
3.04%, 07/16/29	4,620	4,391,095
3.05%, 01/14/42	1,213	881,697
3.35%, 10/18/27	1,330	1,312,454
3.54%, 01/17/28	1,556	1,533,135
3.94%, 07/19/28	1,344	1,327,405
4.11%, 01/15/29	1,435	1,412,123
4.31%, 10/16/28(a)	974	965,070
4.49%, 01/15/32, (1-day SOFR + 1.02%)(d)	1,805	1,753,789
4.66%, 07/08/31, (1-day SOFR + 1.19%)(a)(d)	1,150	1,130,758
4.93%, 07/07/32, (1-day SOFR + 1.05%)(d)	810	798,044
4.95%, 07/08/33, (1-day SOFR + 1.38%)(d)	1,760	1,720,354
5.05%, 01/15/37, (1-day SOFR + 1.22%)(d)	2,150	2,056,803
5.14%, 07/07/34, (1-day SOFR + 1.22%)(d)	1,070	1,046,914
5.24%, 04/15/30	1,345	1,351,929
5.25%, 07/08/36, (1-day SOFR + 1.50%)(d)	1,270	1,238,607
5.30%, 07/07/37, (1-day SOFR + 1.29%)(a)(d)	925	896,679
5.32%, 07/09/29(a)	1,300	1,315,844
5.33%, 03/03/41, (5-year CMT + 1.30%)(d)	1,675	1,592,015
5.42%, 07/09/31	1,750	1,767,142
5.45%, 01/15/32	705	709,898
5.52%, 01/13/28	3,290	3,330,284
5.56%, 07/09/34	2,505	2,516,273
5.57%, 01/15/47, (1-day SOFR + 1.36%)(d)	2,150	2,023,632
5.63%, 01/15/35(a)	2,150	2,164,997
5.71%, 01/13/30	2,645	2,698,788
5.72%, 09/14/28	2,545	2,589,417
5.75%, 07/07/47, (1-day SOFR + 1.53%)(d)	945	904,875
5.77%, 01/13/33	3,130	3,196,847
5.78%, 07/13/33	1,415	1,442,513
5.80%, 07/13/28(a)	1,650	1,681,256
5.80%, 07/08/46, (1-day SOFR + 1.78%)(d)	1,775	1,697,294
5.81%, 09/14/33(a)	1,846	1,889,879
5.84%, 07/09/44	2,600	2,515,919
5.85%, 07/13/30	1,445	1,483,079
6.18%, 07/13/43(a)	1,595	1,627,168
Sumitomo Mitsui Trust Bank Ltd.
3.95%, 03/05/29(a)(b)	2,115	2,073,124
4.20%, 03/05/31(a)(b)	1,865	1,813,673
4.35%, 09/11/30(b)	380	372,005
4.45%, 09/10/27(a)(b)	1,110	1,109,603
4.50%, 03/13/28(a)(b)	435	434,221
4.50%, 09/10/29(a)(b)	1,540	1,526,925
4.70%, 03/13/30(a)(b)	1,080	1,072,553
4.80%, 03/05/36(b)	1,885	1,772,525
4.85%, 09/04/29(b)	1,000	997,787
4.85%, 09/10/34(a)(b)	730	701,757

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
4.95%, 09/15/27(b)	$915	$918,624
5.05%, 03/13/35(a)(b)	525	509,357
5.20%, 03/07/29(b)	995	1,003,780
5.35%, 03/07/34(a)(b)	710	706,770
5.50%, 03/09/28(a)(b)	1,110	1,123,646
5.55%, 09/14/28(a)(b)	355	360,231
Sumitomo Mitsui Trust Group, Inc., 5.42%, 09/11/36, (1-day SOFR + 1.65%)(b)(d)	190	182,674
Svenska Handelsbanken AB
4.38%, 05/23/28(a)(b)	1,700	1,695,471
4.38%, 06/11/29(a)(b)	1,145	1,135,490
4.63%, 06/11/31(a)(b)	1,125	1,112,191
5.50%, 06/15/28(b)	1,325	1,342,452
Swedbank AB
4.90%, 03/30/31(a)(b)	880	870,807
5.00%, 11/20/29(a)(b)	920	926,604
5.08%, 05/21/30(a)(b)	1,255	1,258,504
5.34%, 09/20/27(a)(b)	1,785	1,800,282
5.41%, 03/14/29(b)	1,390	1,409,054
Toronto-Dominion Bank (The)
2.00%, 09/10/31(a)	1,820	1,588,286
2.45%, 01/12/32	1,185	1,034,964
3.20%, 03/10/32	3,671	3,327,559
3.91%, 01/13/28	735	727,646
4.11%, 10/13/28(a)	2,105	2,077,799
4.36%, 04/23/29	1,630	1,610,599
4.41%, 01/13/31(a)	490	479,430
4.46%, 06/08/32(a)	3,960	3,827,112
4.57%, 06/02/28(a)	2,015	2,010,369
4.69%, 09/15/27	2,555	2,561,300
4.78%, 12/17/29	1,775	1,773,049
4.81%, 06/03/30(a)	2,720	2,705,407
4.86%, 01/31/28	2,150	2,155,698
4.87%, 04/22/33	1,860	1,811,915
4.93%, 10/15/35(a)	2,788	2,671,377
4.99%, 04/05/29	1,855	1,864,269
5.15%, 09/10/34, (5-year CMT + 1.50%)(d)	2,660	2,645,541
5.16%, 01/10/28	2,290	2,305,247
5.30%, 01/30/32	1,510	1,519,915
5.52%, 07/17/28	2,220	2,252,067
6.35%, 10/31/85, (5-year CMT + 2.72%)(d)	1,305	1,297,398
7.25%, 07/31/84, (5-year CMT + 2.98%)(d)	1,480	1,520,786
8.13%, 10/31/82, (5-year CMT + 4.08%)(d)	1,913	1,970,604
Series F, 4.85%, 07/27/29	1,460	1,459,030
Truist Bank
2.25%, 03/11/30	2,702	2,451,697
4.14%, 10/23/29, (1-day SOFR + 0.91%)(d)	2,165	2,133,447
Series I, 4.14%, 01/27/29, (1-day SOFR + 0.66%)(d)	2,050	2,032,204
Truist Financial Corp.
1.89%, 06/07/29, (1-day SOFR + 0.86%)(d)	2,571	2,440,288
1.95%, 06/05/30	1,415	1,269,209
3.88%, 03/19/29	921	898,492
4.60%, 01/27/32, (1-day SOFR + 0.97%)(d)	1,910	1,859,495
4.87%, 01/26/29, (1-day SOFR + 1.44%)(a)(d)	4,540	4,543,442
4.92%, 07/28/33, (1-day SOFR + 2.24%)(d)	2,126	2,049,302
4.96%, 10/23/36, (1-day SOFR + 1.40%)(d)	1,990	1,886,054
5.07%, 05/20/31, (1-day SOFR + 1.31%)(d)	2,295	2,288,814
5.12%, 01/26/34, (1-day SOFR + 1.85%)(d)	2,220	2,178,148
5.15%, 08/05/32, (1-day SOFR + 1.57%)(d)	2,781	2,758,398
5.44%, 01/24/30, (1-day SOFR + 1.62%)(d)	2,571	2,597,278
Security	Par (000)	Value
Banks (continued)
5.71%, 01/24/35, (1-day SOFR + 1.92%)(d)	$3,794	$3,816,217
5.87%, 06/08/34, (1-day SOFR + 2.36%)(d)	3,590	3,652,979
6.12%, 10/28/33, (1-day SOFR + 2.30%)(a)(d)	1,797	1,860,490
7.16%, 10/30/29, (1-day SOFR + 2.45%)(d)	3,225	3,370,479
Series I, 4.68%, 04/23/32, (1-day SOFR + 1.09%)(d)	2,170	2,116,454
Series I, 4.96%, 07/23/30, (1-day SOFR + 0.88%)(a)(d)	1,170	1,166,470
Series I, 5.28%, 04/23/37, (1-day SOFR + 1.41%)(d)	1,995	1,927,191
U.S. Bancorp
1.38%, 07/22/30(a)	2,794	2,444,181
2.49%, 11/03/36, (5-year CMT + 0.95%)(d)	2,407	2,074,234
2.68%, 01/27/33, (1-day SOFR + 1.02%)(a)(d)	1,517	1,334,294
3.00%, 07/30/29	2,122	2,016,307
3.90%, 04/26/28	1,763	1,743,314
4.48%, 01/26/32, (1-day SOFR + 0.87%)(d)	2,570	2,500,995
4.65%, 02/01/29, (1-day SOFR + 1.23%)(d)	4,955	4,948,478
4.84%, 02/01/34, (1-day SOFR + 1.60%)(d)	4,200	4,071,357
4.86%, 07/27/30, (1-day SOFR + 0.78%)(d)	2,155	2,148,443
4.97%, 07/22/33, (1-day SOFR + 2.11%)(a)(d)	2,657	2,588,667
5.03%, 01/26/37, (1-day SOFR + 1.10%)(a)(d)	1,615	1,549,818
5.05%, 02/12/31, (1-day SOFR + 1.06%)(d)	2,430	2,427,008
5.08%, 05/15/31, (1-day SOFR + 1.30%)(d)	1,535	1,534,323
5.10%, 07/23/30, (1-day SOFR + 1.25%)(d)	2,715	2,729,220
5.38%, 01/23/30, (1-day SOFR + 1.56%)(d)	2,795	2,826,839
5.42%, 02/12/36, (1-day SOFR + 1.41%)(a)(d)	2,049	2,036,185
5.47%, 07/27/37, (1-day SOFR + 1.25%)(d)	1,870	1,848,987
5.68%, 01/23/35, (1-day SOFR + 1.86%)(d)	4,605	4,653,393
5.72%, 05/20/41, (5-year CMT + 1.25%)(d)	1,085	1,058,114
5.78%, 06/12/29, (1-day SOFR + 2.02%)(d)	3,150	3,203,262
5.84%, 06/12/34, (1-day SOFR + 2.26%)(a)(d)	3,035	3,104,382
5.85%, 10/21/33, (1-day SOFR + 2.09%)(d)	3,175	3,253,697
U.S. Bank NA/Cincinnati OH, 4.54%, 05/20/29, (1-day SOFR + 0.67%)(d)	30	29,883
UBS AG/London
4.50%, 06/26/48	1,990	1,661,504
5.65%, 09/11/28	2,503	2,551,957
UBS AG/Stamford CT
4.30%, 03/16/29, (1-day SOFR + 0.81%)(d)	3,035	3,017,564
4.63%, 02/16/32, (1-day SOFR + 1.11%)(d)	2,645	2,591,948
4.68%, 11/29/30, (1-day SOFR + 0.74%)(d)	1,470	1,457,110
5.05%, 08/07/32, (1-day SOFR + 0.96%)(d)	625	619,925
UBS Group AG
2.10%, 02/11/32, (1-year CMT + 1.00%)(b)(d)	4,209	3,669,695
2.75%, 02/11/33, (1-year CMT + 1.10%)(b)(d)	3,967	3,479,125
3.09%, 05/14/32, (1-day SOFR + 1.73%)(b)(d)	8,168	7,413,959
3.13%, 08/13/30(a)(b)(d)	2,573	2,437,746
3.18%, 02/11/43, (1-year CMT + 1.10%)(a)(b)(d)	2,665	1,921,939
3.87%, 01/12/29(b)(d)	5,452	5,389,529
4.15%, 12/23/29, (1-day SOFR + 0.84%)(a)(b)(d)	2,690	2,646,674
4.19%, 04/01/31, (1-day SOFR + 3.73%)(b)(d)	6,166	5,975,084
4.21%, 04/10/30, (1-day SOFR + 0.84%)(a)(b)(d)	4,445	4,354,684
4.25%, 03/23/28(b)	4,925	4,894,592
4.28%, 01/09/28(a)(b)	4,202	4,184,130
4.40%, 09/23/31, (1-day SOFR + 1.06%)(b)(d)	1,702	1,653,383
4.59%, 08/10/32, (1-day SOFR + 1.05%)(b)(d)	3,257	3,150,751
4.84%, 11/06/33, (1-day SOFR + 1.29%)(b)(d)	2,705	2,616,377
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
4.88%, 05/15/45	$3,123	$2,713,730
4.99%, 08/05/33, (1-year CMT + 2.40%)(b)(d)	2,790	2,735,473
5.01%, 03/23/37, (1-day SOFR + 1.34%)(b)(d)	3,080	2,923,138
5.20%, 08/10/37, (1-day SOFR + 1.34%)(a)(b)(d)	1,880	1,800,123
5.38%, 09/06/45, (1-year USD ICE Swap + 1.86%)(a)(b)(d)	3,929	3,618,527
5.43%, 02/08/30, (1-year CMT + 1.52%)(b)(d)	3,715	3,752,422
5.53%, 05/06/47, (1-day SOFR + 1.49%)(b)(d)	1,755	1,632,280
5.58%, 05/09/36, (1-day SOFR + 1.76%)(b)(d)	2,875	2,859,184
5.62%, 09/13/30, (1-year USD ICE Swap + 1.34%)(b)(d)	3,020	3,065,103
5.70%, 02/08/35, (1-year CMT + 1.77%)(b)(d)	4,850	4,875,434
5.96%, 01/12/34, (1-year CMT + 2.20%)(b)(d)	4,375	4,480,555
6.25%, 09/22/29, (1-year CMT + 1.80%)(b)(d)	2,341	2,400,877
6.30%, 09/22/34, (1-year CMT + 2.00%)(b)(d)	3,595	3,751,498
6.54%, 08/12/33, (1-day SOFR + 3.92%)(b)(d)	2,670	2,810,616
9.02%, 11/15/33, (1-day SOFR + 5.02%)(b)(d)	2,685	3,180,421
UniCredit SpA
3.13%, 06/03/32, (1-year CMT + 1.55%)(a)(b)(d)	2,052	1,868,600
5.46%, 06/30/35, (5-year CMT + 4.75%)(b)(d)	2,440	2,425,171
7.30%, 04/02/34, (5-year USD ICE Swap + 4.91%)(b)(d)	1,875	1,953,936
United Overseas Bank Ltd.
3.86%, 10/07/32, (5-year CMT + 1.45%)(a)(b)(d)	2,132	2,109,244
4.40%, 04/02/28(b)	270	269,523
Valley National Bancorp, 6.22%, 06/01/36, (3-mo. CME Term SOFR + 2.43%)(d)	10	9,864
Wachovia Corp.
5.50%, 08/01/35(a)	2,130	2,097,545
7.50%, 04/15/35(a)	951	1,066,023
Webster Financial Corp., 4.10%, 03/25/29(a)	463	451,093
Wells Fargo & Co.
2.57%, 02/11/31, (3-mo. CME Term SOFR + 1.26%)(d)	6,471	5,961,878
2.88%, 10/30/30, (3-mo. CME Term SOFR + 1.43%)(d)	7,332	6,877,609
3.07%, 04/30/41, (1-day SOFR + 2.53%)(d)	7,079	5,205,735
3.35%, 03/02/33, (1-day SOFR + 1.50%)(d)	7,491	6,797,857
3.90%, 05/01/45(a)	4,963	3,783,055
4.08%, 09/15/29, (1-day SOFR + 0.88%)(d)	3,800	3,743,814
4.15%, 01/24/29	3,992	3,938,845
4.18%, 01/23/30, (1-day SOFR + 0.74%)(a)(d)	4,770	4,692,302
4.40%, 06/14/46	3,640	2,848,090
4.48%, 04/04/31, (3-mo. CME Term SOFR + 4.03%)(d)	5,550	5,443,748
4.58%, 05/20/29, (1-day SOFR + 0.72%)(d)	4,370	4,355,603
4.61%, 04/25/53, (1-day SOFR + 2.13%)(d)	6,779	5,439,077
4.65%, 11/04/44	4,393	3,594,910
4.75%, 12/07/46(a)	4,614	3,774,419
4.84%, 05/20/32, (1-day SOFR + 0.97%)(d)	4,420	4,351,003
4.89%, 09/15/36, (1-day SOFR + 1.34%)(d)	2,914	2,778,596
4.90%, 07/25/33, (1-day SOFR + 2.10%)(d)	7,817	7,646,975
4.90%, 11/17/45	4,703	3,951,345
4.96%, 01/23/37, (1-day SOFR + 1.10%)(d)	5,717	5,444,358
4.97%, 04/23/29, (1-day SOFR + 1.37%)(d)	5,455	5,473,734
5.01%, 04/04/51, (3-mo. CME Term SOFR + 4.50%)(d)	10,558	9,061,310
5.15%, 04/23/31, (1-day SOFR + 1.50%)(d)	6,920	6,932,304
Security	Par (000)	Value
Banks (continued)
5.20%, 01/23/30, (1-day SOFR + 1.50%)(d)	$5,740	$5,781,059
5.21%, 12/03/35, (1-day SOFR + 1.38%)(d)	4,935	4,829,887
5.24%, 01/24/31, (1-day SOFR + 1.11%)(d)	5,360	5,389,063
5.38%, 02/07/35	1,090	1,095,968
5.38%, 11/02/43	4,205	3,823,429
5.39%, 04/24/34, (1-day SOFR + 2.02%)(d)	6,835	6,825,972
5.43%, 01/23/47, (1-day SOFR + 1.23%)(d)	4,555	4,196,104
5.50%, 01/23/35, (1-day SOFR + 1.78%)(d)	5,345	5,350,266
5.56%, 07/25/34, (1-day SOFR + 1.99%)(d)	7,340	7,396,272
5.57%, 07/25/29, (1-day SOFR + 1.74%)(d)	9,120	9,244,361
5.61%, 04/23/36, (1-day SOFR + 1.74%)(d)	4,615	4,632,514
5.61%, 01/15/44	5,291	4,933,271
5.95%, 12/01/86	1,166	1,147,627
6.30%, 10/23/29, (1-day SOFR + 1.79%)(d)	5,785	5,952,799
6.49%, 10/23/34, (1-day SOFR + 2.06%)(d)	6,307	6,686,678
Series B, 7.95%, 11/15/29	1,475	1,600,663
Wells Fargo Bank N.A.
5.85%, 02/01/37	1,583	1,595,367
5.95%, 08/26/36	1,160	1,180,688
6.60%, 01/15/38	2,480	2,645,518
Western Alliance Bank, 6.54%, 11/15/35, (5-year CMT + 2.85%)(d)	15	14,756
Westpac Banking Corp.
1.95%, 11/20/28	1,627	1,537,693
2.15%, 06/03/31	2,124	1,882,910
2.65%, 01/16/30	1,730	1,619,197
2.67%, 11/15/35, (5-year CMT + 1.75%)(a)(d)	3,368	3,013,218
2.96%, 11/16/40	1,856	1,325,887
3.02%, 11/18/36, (5-year CMT + 1.53%)(a)(d)	2,482	2,190,769
3.13%, 11/18/41	2,060	1,467,004
3.40%, 01/25/28	1,724	1,699,561
4.11%, 07/24/34, (5-year CMT + 2.00%)(a)(d)	2,062	2,000,078
4.35%, 07/01/30	1,665	1,645,256
4.42%, 07/24/39	1,668	1,453,583
5.05%, 04/16/29	1,115	1,126,617
5.41%, 08/10/33, (1-year CMT + 2.68%)(d)	2,074	2,063,065
5.46%, 11/18/27	2,025	2,050,347
5.54%, 11/17/28	2,285	2,331,282
5.62%, 11/20/35, (1-year CMT + 1.20%)(d)	3,105	3,064,241
6.82%, 11/17/33	1,390	1,484,225
Westpac Banking Corp./New York
4.15%, 05/11/28	1,120	1,114,574
4.45%, 06/12/31	1,250	1,227,442
Westpac New Zealand Ltd.
4.13%, 01/29/29(a)(b)	1,715	1,687,387
4.22%, 09/16/30(a)(b)	705	685,622
4.90%, 02/15/28(a)(b)	1,520	1,527,399
4.94%, 02/27/30(b)	1,335	1,334,389
5.20%, 02/28/29(a)(b)	1,386	1,397,884
Wintrust Financial Corp., 4.85%, 06/06/29(a)	537	532,602
Woori Bank
4.75%, 01/24/29(b)	675	675,049
4.88%, 01/26/28(b)	570	571,709
5.13%, 08/06/28(b)	520	520,990
6.38%, (5-year CMT + 2.28%)(b)(d)(e)	250	256,164
Zions Bancorp N.A.
3.25%, 10/29/29	815	764,010
4.48%, 02/09/29, (1-day SOFR + 1.06%)(d)	500	495,125
5.24%, 10/01/29, (1-day SOFR + 1.08%)(d)	755	754,088
6.82%, 11/19/35, (1-day SOFR + 2.83%)(d)	285	293,143
		3,729,427,790

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Beverages — 1.5%
Anheuser-Busch Cos LLC/Anheuser-Busch InBev Worldwide, Inc.
4.70%, 02/01/36	$10,334	$9,789,290
4.90%, 02/01/46	16,545	14,536,024
Anheuser-Busch InBev Finance, Inc.
4.63%, 02/01/44(a)	1,095	944,514
4.70%, 02/01/36(a)	1,280	1,212,531
4.90%, 02/01/46	2,748	2,398,705
Anheuser-Busch InBev Worldwide, Inc.
3.50%, 06/01/30	3,932	3,755,638
3.75%, 07/15/42	500	390,866
4.35%, 06/01/40(a)	1,046	905,550
4.38%, 04/15/38(a)	1,435	1,299,215
4.44%, 10/06/48	3,689	2,992,495
4.50%, 06/01/50(a)	2,240	1,923,442
4.60%, 04/15/48(a)	944	798,623
4.60%, 06/01/60(a)	250	194,789
4.75%, 01/23/29	4,875	4,879,817
4.75%, 04/15/58	1,250	1,030,681
4.90%, 01/23/31	1,574	1,574,571
4.95%, 01/15/42	2,983	2,726,590
5.00%, 06/15/34(a)	1,651	1,631,843
5.45%, 01/23/39(a)	4,189	4,129,932
5.55%, 01/23/49	6,889	6,498,713
5.80%, 01/23/59(a)	3,922	3,805,322
5.88%, 06/15/35	850	886,920
6.63%, 08/15/33(a)	485	523,956
8.00%, 11/15/39	781	943,082
8.20%, 01/15/39	2,634	3,223,244
Bacardi Ltd.
4.70%, 05/15/28(a)(b)	2,815	2,800,167
5.15%, 05/15/38(b)	998	911,803
5.30%, 05/15/48(a)(b)	1,085	946,443
Bacardi Ltd./Bacardi-Martini BV
5.25%, 01/15/29(b)	1,277	1,280,510
5.40%, 06/15/33(a)(b)	1,173	1,148,293
5.90%, 06/15/43(a)(b)	715	676,221
Bacardi-Martini BV
5.55%, 02/01/30(b)	760	766,475
6.00%, 02/01/35(b)	665	667,852
Becle SAB de CV, 2.50%, 10/14/31(b)	1,075	919,474
Brown-Forman Corp.
3.75%, 01/15/43	500	373,202
4.00%, 04/15/38	846	742,939
4.50%, 07/15/45(a)	826	680,860
4.75%, 04/15/33	1,090	1,055,972
Cia Cervecerias Unidas SA, 3.35%, 01/19/32(b)	560	499,916
Coca-Cola Co. (The)
1.00%, 03/15/28	2,165	2,055,787
1.38%, 03/15/31	2,776	2,402,391
1.50%, 03/05/28	1,525	1,461,138
1.65%, 06/01/30	2,805	2,514,753
2.00%, 03/05/31	2,169	1,930,394
2.13%, 09/06/29	1,539	1,434,549
2.25%, 01/05/32	3,038	2,682,993
2.50%, 06/01/40	2,284	1,626,672
2.50%, 03/15/51(a)	2,700	1,530,077
2.60%, 06/01/50	2,291	1,345,711
2.75%, 06/01/60	1,462	799,200
2.88%, 05/05/41	1,547	1,134,874
3.00%, 03/05/51	3,295	2,082,822
Security	Par (000)	Value
Beverages (continued)
3.45%, 03/25/30(a)	$2,808	$2,703,549
4.20%, 03/25/50	1,016	800,945
4.65%, 08/14/34(a)	1,495	1,469,461
5.00%, 05/13/34(a)	1,830	1,839,662
5.20%, 01/14/55(a)	3,585	3,266,627
5.30%, 05/13/54	2,190	2,023,947
5.40%, 05/13/64	3,160	2,900,809
Coca-Cola Consolidated, Inc.
5.25%, 06/01/29	1,553	1,570,727
5.45%, 06/01/34	1,055	1,064,466
Coca-Cola Femsa SAB de CV
1.85%, 09/01/32	1,335	1,096,677
2.75%, 01/22/30(a)	2,470	2,292,472
5.10%, 05/06/35(a)	760	746,776
5.25%, 11/26/43(a)	635	590,060
Coca-Cola Icecek A/S, 4.50%, 01/20/29(a)(b)	510	497,807
Constellation Brands, Inc.
2.25%, 08/01/31(a)	1,992	1,739,323
2.88%, 05/01/30	1,475	1,367,801
3.15%, 08/01/29	1,903	1,812,347
3.60%, 02/15/28(a)	1,605	1,579,903
3.75%, 05/01/50(a)	1,143	806,209
4.10%, 02/15/48(a)	1,167	880,490
4.50%, 05/09/47	712	571,315
4.65%, 11/15/28	1,010	1,006,234
4.75%, 05/09/32	1,245	1,212,743
4.80%, 01/15/29	1,225	1,224,138
4.80%, 05/01/30	1,215	1,204,831
4.85%, 05/06/31	500	493,797
4.90%, 05/01/33	1,755	1,704,223
4.95%, 11/01/35(a)	670	638,266
5.25%, 11/15/48(a)	774	688,465
Diageo Capital PLC
2.00%, 04/29/30	2,065	1,863,070
2.13%, 04/29/32	1,392	1,186,743
2.38%, 10/24/29	2,138	1,986,404
3.88%, 05/18/28	933	921,619
3.88%, 04/29/43	991	770,290
5.30%, 10/24/27	1,625	1,638,929
5.50%, 01/24/33	1,635	1,655,970
5.63%, 10/05/33	1,404	1,433,214
5.88%, 09/30/36(a)	1,218	1,255,558
Diageo Investment Corp.
4.25%, 05/11/42(a)	823	687,629
5.13%, 08/15/30	1,787	1,793,400
5.63%, 04/15/35	1,450	1,470,773
7.45%, 04/15/35(a)	826	955,454
Embotelladora Andina SA, 3.95%, 01/21/50(b)	130	95,017
Fomento Economico Mexicano SAB de CV
3.50%, 01/16/50	1,015	707,883
4.38%, 05/10/43(a)	420	356,138
Heineken NV
3.50%, 01/29/28(a)(b)	2,422	2,382,470
4.00%, 10/01/42(b)	911	728,282
4.35%, 03/29/47(a)(b)	925	750,846
JDE Peet's NV, 2.25%, 09/24/31(b)	1,006	864,663
Keurig Dr Pepper, Inc.
2.25%, 03/15/31	1,464	1,290,883
3.20%, 05/01/30	2,216	2,068,747
3.35%, 03/15/51(a)	830	523,920
3.80%, 05/01/50	1,586	1,090,936
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Beverages (continued)
3.95%, 04/15/29	$2,300	$2,243,920
4.05%, 04/15/32	1,355	1,270,085
4.35%, 05/15/28	1,230	1,219,854
4.42%, 12/15/46(a)	738	583,498
4.50%, 11/15/45(a)	946	757,209
4.50%, 04/15/52(a)	1,969	1,523,298
4.60%, 05/25/28	1,725	1,719,064
4.60%, 05/15/30	1,225	1,201,028
5.05%, 03/15/29	1,570	1,572,019
5.09%, 05/25/48	1,155	980,816
5.15%, 05/15/35(a)	930	901,405
5.30%, 03/15/34(a)	1,098	1,081,945
Series 10, 5.20%, 03/15/31	844	841,809
Maple Parent Holdings Corp.
4.75%, 03/26/29(b)	955	947,612
5.05%, 03/26/31(b)	805	792,713
5.70%, 03/26/36(a)(b)	745	733,675
6.63%, 03/26/56(a)(b)	1,560	1,565,196
Molson Coors Beverage Co.
4.20%, 07/15/46(a)	3,088	2,364,490
4.90%, 07/08/31	1,449	1,428,752
5.00%, 05/01/42	1,887	1,661,386
5.50%, 07/08/36	1,490	1,458,783
Pepsico Singapore Financing I Pte. Ltd.
4.55%, 02/16/29	1,046	1,044,772
4.70%, 02/16/34	610	592,429
PepsiCo, Inc.
1.40%, 02/25/31	2,032	1,753,361
1.63%, 05/01/30	2,034	1,821,976
1.95%, 10/21/31	2,257	1,960,990
2.63%, 07/29/29(a)	1,944	1,842,127
2.63%, 10/21/41	1,475	1,020,399
2.75%, 03/19/30	3,049	2,852,036
2.75%, 10/21/51	1,587	941,525
2.88%, 10/15/49	2,270	1,410,442
3.00%, 10/15/27	2,522	2,485,601
3.38%, 07/29/49	1,091	746,345
3.45%, 10/06/46	1,477	1,056,902
3.50%, 03/19/40	780	628,154
3.60%, 02/18/28	895	884,308
3.60%, 08/13/42	880	683,499
3.63%, 03/19/50	1,721	1,223,435
3.88%, 03/19/60	910	647,077
3.90%, 07/18/32(a)	2,074	1,977,093
4.00%, 03/05/42	941	772,130
4.00%, 05/02/47	1,356	1,051,282
4.10%, 01/15/29	1,615	1,601,060
4.20%, 07/18/52	982	761,311
4.25%, 10/22/44	555	460,360
4.30%, 07/23/30	1,300	1,285,499
4.45%, 02/07/28	1,715	1,714,938
4.45%, 05/15/28	1,223	1,222,571
4.45%, 02/15/33(a)	2,023	1,976,107
4.45%, 04/14/46	1,925	1,615,049
4.50%, 07/17/29	1,590	1,586,081
4.60%, 02/07/30	1,685	1,679,249
4.60%, 07/17/45	647	559,003
4.65%, 07/23/32	1,675	1,658,771
4.65%, 02/15/53	1,070	897,688
4.80%, 07/17/34(a)	1,210	1,189,579
4.88%, 11/01/40	460	429,741
Security	Par (000)	Value
Beverages (continued)
5.00%, 02/07/35	$2,490	$2,453,534
5.00%, 07/23/35(a)	2,580	2,541,655
5.25%, 07/17/54	1,238	1,141,880
5.50%, 01/15/40	1,260	1,259,256
7.00%, 03/01/29(a)	627	663,963
Pernod Ricard International Finance LLC
1.25%, 04/01/28(b)	1,355	1,282,324
1.63%, 04/01/31(a)(b)	2,108	1,806,795
2.75%, 10/01/50(a)(b)	845	482,396
Pernod Ricard SA, 5.50%, 01/15/42(a)(b)	1,665	1,569,304
Suntory Holdings Ltd., 5.12%, 06/11/29(b)	1,085	1,089,596
		264,912,899
Biotechnology — 1.0%
Amgen, Inc.
1.65%, 08/15/28	2,166	2,042,450
2.00%, 01/15/32	2,850	2,435,873
2.30%, 02/25/31	2,624	2,341,944
2.45%, 02/21/30	2,579	2,374,813
2.77%, 09/01/53	2,246	1,265,105
2.80%, 08/15/41(a)	625	436,952
3.00%, 02/22/29	1,715	1,644,229
3.00%, 01/15/52(a)	915	563,423
3.15%, 02/21/40	3,180	2,397,135
3.20%, 11/02/27	1,660	1,634,609
3.35%, 02/22/32	2,805	2,568,966
3.38%, 02/21/50	1,829	1,236,585
4.05%, 08/18/29	2,160	2,116,998
4.20%, 02/19/31	2,177	2,109,164
4.20%, 03/01/33	2,185	2,063,240
4.20%, 02/22/52	1,958	1,466,634
4.40%, 05/01/45	4,307	3,515,847
4.40%, 02/22/62	2,570	1,909,825
4.56%, 06/15/48	2,809	2,286,666
4.66%, 06/15/51	6,859	5,576,964
4.85%, 02/19/36	1,395	1,330,640
4.88%, 03/01/53	1,935	1,609,663
4.95%, 10/01/41	1,556	1,409,346
5.15%, 03/02/28	6,715	6,756,084
5.15%, 11/15/41	995	915,954
5.25%, 03/02/30	5,249	5,296,324
5.25%, 03/02/33	8,060	8,065,510
5.50%, 02/19/46	2,400	2,254,656
5.60%, 03/02/43(a)	5,562	5,353,454
5.65%, 06/15/42	1,351	1,318,657
5.65%, 03/02/53	7,560	7,045,861
5.65%, 02/19/56	1,020	951,150
5.75%, 03/15/40	710	704,812
5.75%, 03/02/63	5,169	4,771,568
6.38%, 06/01/37	1,159	1,231,811
6.40%, 02/01/39	1,045	1,099,472
6.90%, 06/01/38(a)	515	558,099
Baxalta, Inc., 5.25%, 06/23/45(a)	831	757,060
Biogen, Inc.
2.25%, 05/01/30	3,330	3,018,232
3.15%, 05/01/50	3,386	2,109,507
3.25%, 02/15/51(a)	1,426	895,433
5.05%, 01/15/31	1,050	1,052,015
5.20%, 09/15/45	1,604	1,432,896
5.75%, 05/15/35(a)	1,140	1,158,360
6.45%, 05/15/55(a)	1,140	1,170,724
Bio-Rad Laboratories, Inc., 3.70%, 03/15/32	1,350	1,246,183

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Biotechnology (continued)
CSL Finance PLC
4.05%, 04/27/29(b)	$1,298	$1,271,909
4.25%, 04/27/32(b)	1,762	1,676,751
4.63%, 04/27/42(b)	705	606,629
4.75%, 04/27/52(a)(b)	2,178	1,790,797
4.95%, 04/27/62(b)	1,250	1,016,112
5.11%, 04/03/34(a)(b)	1,145	1,126,298
5.42%, 04/03/54(a)(b)	1,145	1,035,000
Gilead Sciences, Inc.
1.20%, 10/01/27	1,556	1,502,903
1.65%, 10/01/30	2,573	2,266,251
2.60%, 10/01/40	2,336	1,644,677
2.80%, 10/01/50(a)	2,742	1,649,673
4.00%, 09/01/36(a)	1,925	1,725,166
4.15%, 03/01/47	3,421	2,690,635
4.25%, 05/20/28	905	900,876
4.40%, 05/20/29	2,140	2,120,871
4.50%, 02/01/45	3,043	2,557,835
4.60%, 05/20/31	1,620	1,593,585
4.60%, 09/01/35(a)	1,999	1,900,475
4.75%, 03/01/46	4,181	3,606,714
4.80%, 11/15/29	1,590	1,592,699
4.80%, 04/01/44	3,328	2,929,165
4.90%, 05/20/34	1,078	1,056,861
5.10%, 06/15/35(a)	1,955	1,929,973
5.25%, 10/15/33	1,375	1,386,536
5.50%, 11/15/54	1,904	1,779,737
5.55%, 10/15/53(a)	1,931	1,818,191
5.60%, 11/15/64	1,515	1,408,147
5.65%, 12/01/41	2,003	1,973,247
Illumina, Inc.
2.55%, 03/23/31	1,224	1,091,974
4.75%, 12/12/30(a)	795	781,852
4.95%, 09/19/29	570	567,612
5.75%, 12/13/27	1,245	1,259,241
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/30	2,492	2,190,172
2.80%, 09/15/50	1,447	840,465
Royalty Pharma PLC
1.75%, 09/02/27	1,874	1,825,396
2.15%, 09/02/31	1,419	1,233,102
2.20%, 09/02/30	2,228	2,000,348
3.30%, 09/02/40	2,127	1,597,720
3.35%, 09/02/51	1,304	832,817
3.55%, 09/02/50(a)	1,766	1,180,966
4.45%, 03/25/31	1,325	1,288,806
5.15%, 09/02/29	1,235	1,241,886
5.20%, 09/25/35	1,875	1,822,096
5.40%, 09/02/34	1,045	1,035,261
5.90%, 09/02/54	1,030	981,344
5.95%, 09/25/55	985	947,593
Vylor, Inc.
5.13%, 08/15/31(b)	460	458,607
5.63%, 08/15/36(b)	460	459,925
		177,695,789
Building Materials — 0.6%
Amrize Finance U.S. LLC
4.70%, 04/07/28	1,325	1,324,420
4.75%, 09/22/46	990	834,211
4.95%, 04/07/30	750	748,156
5.40%, 04/07/35	2,020	1,997,115
Security	Par (000)	Value
Building Materials (continued)
7.13%, 07/15/36(a)	$1,083	$1,193,680
Carlisle Companies, Inc.
2.20%, 03/01/32	1,380	1,179,447
2.75%, 03/01/30	1,750	1,622,525
3.75%, 12/01/27(a)	640	633,265
5.25%, 09/15/35	700	683,816
5.55%, 09/15/40(a)	560	536,901
Carrier Global Corp.
2.70%, 02/15/31	1,897	1,720,586
2.72%, 02/15/30	3,796	3,529,725
3.38%, 04/05/40	3,013	2,343,276
3.58%, 04/05/50	2,724	1,893,450
5.90%, 03/15/34	2,011	2,074,596
6.20%, 03/15/54(a)	940	961,719
Cemex SAB de CV
3.88%, 07/11/31(b)	1,450	1,358,465
5.20%, 09/17/30(b)	1,309	1,308,002
5.45%, 11/19/29(b)	160	160,445
5.75%, 06/05/36	2,730	2,654,242
CRH America Finance, Inc.
3.95%, 04/04/28(b)	1,882	1,856,979
4.40%, 02/09/31	1,570	1,525,991
4.40%, 05/09/47(b)	385	306,794
4.50%, 04/04/48(b)	1,425	1,145,917
5.00%, 02/09/36	1,635	1,563,529
5.40%, 05/21/34	1,714	1,708,326
5.50%, 01/09/35	2,256	2,253,693
5.60%, 02/09/56(a)	930	864,124
5.88%, 01/09/55(a)	1,015	985,528
CRH America, Inc., 5.13%, 05/18/45(b)	1,095	970,052
CRH SMW Finance DAC
5.13%, 01/09/30	1,824	1,831,093
5.20%, 05/21/29	1,539	1,552,108
Eagle Materials, Inc.
2.50%, 07/01/31	1,310	1,157,044
5.00%, 03/15/36(a)	750	707,498
Fortune Brands Innovations, Inc.
3.25%, 09/15/29	1,426	1,355,086
4.00%, 03/25/32	765	715,106
4.50%, 03/25/52(a)	835	659,811
5.88%, 06/01/33(a)	1,367	1,400,627
GCC SAB de CV, 3.61%, 04/20/32(b)	445	404,481
JH North America Holdings, Inc.
5.88%, 01/31/31(b)	160	161,023
6.13%, 07/31/32(b)	1,715	1,730,094
Johnson Controls International PLC
4.50%, 02/15/47(a)	988	811,615
4.63%, 07/02/44	804	682,551
4.95%, 07/02/64(c)	646	531,599
6.00%, 01/15/36	635	658,676
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
1.75%, 09/15/30(a)	1,416	1,249,491
2.00%, 09/16/31(a)	1,081	935,669
4.90%, 12/01/32	1,364	1,342,872
5.50%, 04/19/29	1,705	1,731,212
Lennox International, Inc., 5.50%, 09/15/28	1,080	1,093,656
Louisiana-Pacific Corp., 3.63%, 03/15/29(a)(b)	10	9,609
Marriott International, Inc.
4.85%, 08/15/29(a)	1,895	1,895,358
5.20%, 01/30/32	2,030	2,030,294
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Building Materials (continued)
5.40%, 01/30/34	$1,895	$1,894,588
5.63%, 08/15/36	2,080	2,080,157
6.38%, 08/15/56(a)	520	531,080
Martin Marietta Materials, Inc.
2.40%, 07/15/31	2,346	2,066,963
3.20%, 07/15/51	1,755	1,101,339
3.50%, 12/15/27(a)	1,021	1,006,383
4.25%, 12/15/47	1,095	845,786
5.15%, 12/01/34	1,055	1,032,195
5.50%, 12/01/54(a)	1,381	1,259,096
Series CB, 2.50%, 03/15/30	999	917,873
Masco Corp.
1.50%, 02/15/28	1,159	1,107,739
2.00%, 10/01/30	886	783,273
2.00%, 02/15/31(a)	1,070	930,021
3.13%, 02/15/51(a)	307	190,142
3.50%, 11/15/27(a)	582	573,802
4.50%, 05/15/47(a)	874	705,305
Mohawk Industries, Inc.
3.63%, 05/15/30	200	190,431
5.85%, 09/18/28	680	693,458
Owens Corning
3.50%, 02/15/30(a)	730	695,292
3.88%, 06/01/30(a)	365	350,238
3.95%, 08/15/29(a)	2,233	2,176,917
4.30%, 07/15/47	1,202	941,600
4.40%, 01/30/48	679	538,881
5.70%, 06/15/34(a)	1,075	1,088,178
5.95%, 06/15/54(a)	1,090	1,057,255
7.00%, 12/01/36	849	928,587
St Marys Cement, Inc./Canada, 5.75%, 04/02/34(b)	150	149,265
Trane Technologies Financing Ltd.
3.80%, 03/21/29	1,554	1,517,702
4.50%, 03/21/49(a)	684	560,754
4.65%, 11/01/44	526	452,609
5.10%, 06/13/34	1,196	1,185,473
5.25%, 03/03/33	1,565	1,574,195
Trane Technologies Holdco, Inc.
3.75%, 08/21/28	1,154	1,135,462
4.30%, 02/21/48	460	366,806
5.75%, 06/15/43	954	951,556
UltraTech Cement Ltd., 2.80%, 02/16/31(a)(b)	575	517,800
Votorantim Cimentos International SA, 7.25%, 04/05/41(b)	335	378,215
Vulcan Materials Co.
3.50%, 06/01/30	1,735	1,644,281
4.50%, 06/15/47	1,446	1,173,875
4.70%, 03/01/48(a)	802	666,934
4.95%, 12/01/29	1,237	1,240,792
5.35%, 12/01/34(a)	1,498	1,488,950
5.70%, 12/01/54(a)	1,450	1,375,006
		108,651,802
Chemicals — 1.1%
Air Liquide Finance SA
2.25%, 09/10/29(b)	1,883	1,755,121
3.50%, 09/27/46(a)(b)	1,097	805,007
Air Products and Chemicals, Inc.
2.05%, 05/15/30	2,304	2,084,399
2.70%, 05/15/40	1,546	1,108,190
2.80%, 05/15/50	1,442	867,160
Security	Par (000)	Value
Chemicals (continued)
4.30%, 06/11/28(a)	$1,150	$1,145,402
4.60%, 02/08/29	2,266	2,261,909
4.75%, 02/08/31	1,545	1,535,994
4.80%, 03/03/33(a)	1,210	1,195,224
4.85%, 02/08/34(a)	2,193	2,142,301
4.90%, 10/11/32	925	917,860
Albemarle Corp., 5.05%, 06/01/32(a)	470	461,249
Bayport Polymers LLC, 5.14%, 04/14/32(a)(b)	500	486,178
Cabot Corp.
4.00%, 07/01/29	1,058	1,030,095
4.95%, 08/15/29	320	318,774
5.00%, 06/30/32	745	736,375
CF Industries, Inc.
4.95%, 06/01/43	1,875	1,649,748
5.15%, 03/15/34	1,428	1,396,799
5.30%, 11/26/35(a)	1,745	1,696,274
5.38%, 03/15/44	1,265	1,166,237
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP
3.70%, 06/01/28(b)	1,022	1,003,070
4.75%, 05/15/30(b)	660	654,085
Dow Chemical Co. (The)
2.10%, 11/15/30	1,505	1,327,652
3.60%, 11/15/50	2,248	1,455,687
4.25%, 10/01/34(a)	946	853,540
4.38%, 11/15/42	2,489	1,975,421
4.63%, 10/01/44	1,220	972,907
4.80%, 11/30/28(a)	1,709	1,708,561
4.80%, 01/15/31	2,095	2,055,063
4.80%, 05/15/49(a)	970	764,499
5.15%, 02/15/34(a)	2,055	1,998,524
5.25%, 11/15/41(a)	1,412	1,257,098
5.35%, 03/15/35(a)	715	696,612
5.55%, 11/30/48	1,530	1,337,013
5.60%, 02/15/54(a)	1,455	1,267,587
5.65%, 03/15/36(a)	1,256	1,232,431
5.95%, 03/15/55(a)	1,350	1,238,785
6.30%, 03/15/33(a)	1,400	1,462,140
6.90%, 05/15/53(a)	1,493	1,558,607
7.38%, 11/01/29(a)	2,299	2,479,619
9.40%, 05/15/39(a)	854	1,107,182
Eastman Chemical Co.
4.50%, 12/01/28(a)	1,433	1,421,782
4.50%, 02/20/31	1,825	1,766,680
4.65%, 10/15/44(a)	1,840	1,524,382
4.80%, 09/01/42(a)	1,119	963,579
5.00%, 08/01/29	1,805	1,805,707
5.63%, 02/20/34(a)	1,900	1,900,618
5.75%, 03/08/33(a)	1,210	1,230,004
Ecolab, Inc.
1.30%, 01/30/31	1,795	1,536,563
2.13%, 02/01/32	1,105	954,627
2.13%, 08/15/50	922	474,902
2.70%, 12/15/51	1,887	1,093,463
2.75%, 08/18/55	1,376	780,121
3.25%, 12/01/27	1,049	1,033,043
3.95%, 12/01/47	920	704,855
4.30%, 06/15/28	330	328,471
4.60%, 06/15/29	2,225	2,217,211
4.80%, 03/24/30	1,331	1,327,641
4.80%, 06/15/31	1,740	1,726,292

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Chemicals (continued)
5.00%, 09/01/35	$1,875	$1,829,297
5.15%, 06/15/33	2,045	2,035,343
5.25%, 01/15/28	994	1,002,891
5.35%, 06/15/36	2,330	2,312,848
5.50%, 12/08/41(a)	870	851,502
EIDP, Inc.
2.30%, 07/15/30(a)	1,063	954,811
4.80%, 05/15/33(a)	920	877,945
5.13%, 05/15/32	929	915,106
FMC Corp., 8.00%, 06/01/31(a)(b)	25	25,931
GC Treasury Center Co. Ltd.
2.98%, 03/18/31(b)	1,264	1,132,956
4.40%, 03/30/32(b)	285	267,865
International Flavors & Fragrances, Inc.
1.83%, 10/15/27(b)	1,076	1,043,059
2.30%, 11/01/30(b)	1,851	1,656,935
3.27%, 11/15/40(a)(b)	736	540,474
3.47%, 12/01/50(a)(b)	1,647	1,089,998
4.38%, 06/01/47	882	695,658
4.45%, 09/26/28	1,820	1,806,305
5.00%, 09/26/48(a)	1,310	1,118,624
LG Chem Ltd.
2.38%, 07/07/31(b)	859	746,922
3.63%, 04/15/29(b)	365	350,206
Linde, Inc./CT
1.10%, 08/10/30	1,801	1,566,589
2.00%, 08/10/50	688	350,960
3.55%, 11/07/42	1,095	839,510
Lubrizol Corp. (The), 6.50%, 10/01/34	740	801,217
LYB International Finance BV
4.88%, 03/15/44(a)	1,957	1,610,030
5.25%, 07/15/43	1,568	1,360,312
LYB International Finance III LLC
2.25%, 10/01/30	1,698	1,514,124
3.38%, 10/01/40	1,238	894,684
3.63%, 04/01/51(a)	1,855	1,197,682
3.80%, 10/01/60(a)	1,542	947,523
4.20%, 10/15/49	2,041	1,453,796
4.20%, 05/01/50	1,706	1,209,153
5.13%, 01/15/31(a)	855	847,929
5.50%, 03/01/34(a)	2,642	2,598,814
5.63%, 05/15/33(a)	869	868,373
5.88%, 01/15/36(a)	1,035	1,026,887
6.15%, 05/15/35(a)	1,290	1,311,314
LyondellBasell Industries NV, 4.63%, 02/26/55(a)	1,687	1,252,239
Ma'aden Sukuk Ltd.
5.25%, 02/13/30(b)	625	624,034
5.25%, 01/29/36(b)	1,730	1,682,668
5.50%, 02/13/35(a)(b)	910	905,437
MEGlobal BV, 2.63%, 04/28/28(b)	385	367,010
MEGlobal Canada ULC, 5.88%, 05/18/30(b)	870	874,871
Mosaic Co. (The)
4.35%, 01/15/29	660	649,116
4.60%, 11/15/30	450	438,397
4.88%, 11/15/41(a)	630	549,493
5.35%, 08/17/31	1,420	1,412,243
5.45%, 11/15/33(a)	1,218	1,205,073
5.63%, 11/15/43(a)	1,110	1,023,584
5.65%, 01/15/34	1,340	1,326,120
5.90%, 08/17/36	1,360	1,339,691
Security	Par (000)	Value
Chemicals (continued)
NewMarket Corp., 2.70%, 03/18/31	$900	$806,488
Nutrien Ltd.
2.95%, 05/13/30	895	833,654
3.95%, 05/13/50	1,075	780,007
4.13%, 03/15/35	1,467	1,318,153
4.20%, 04/01/29	1,670	1,643,487
4.85%, 05/29/31	1,045	1,033,831
4.90%, 03/27/28	1,575	1,578,556
4.90%, 06/01/43	727	633,953
5.00%, 04/01/49	1,565	1,337,227
5.25%, 03/12/32	1,200	1,200,067
5.25%, 01/15/45(a)	1,126	1,018,391
5.35%, 05/29/36(a)	945	923,585
5.40%, 06/21/34	940	935,974
5.63%, 12/01/40(a)	372	358,641
5.80%, 03/27/53	1,220	1,159,000
5.88%, 12/01/36	1,587	1,599,981
6.13%, 01/15/41	640	649,247
OCP SA
5.13%, 06/23/51(b)	1,800	1,399,062
6.10%, 04/30/30(b)	1,956	1,987,298
6.70%, 03/01/36(a)(b)	2,000	2,055,658
6.75%, 05/02/34(b)	2,030	2,106,605
6.88%, 04/25/44(b)	1,030	1,024,880
7.50%, 05/02/54(a)(b)	1,650	1,718,059
PPG Industries, Inc.
2.55%, 06/15/30	890	815,641
2.80%, 08/15/29	857	808,484
3.75%, 03/15/28	1,803	1,778,244
4.38%, 03/15/31(a)	1,220	1,186,728
5.50%, 11/15/40	245	234,411
Rohm and Haas Co., 7.85%, 07/15/29	90	97,154
RPM International, Inc.
2.95%, 01/15/32	882	786,928
4.25%, 01/15/48	795	614,119
4.55%, 03/01/29	1,395	1,382,180
5.25%, 06/01/45(a)	522	466,697
SABIC Capital II BV, 4.50%, 10/10/28(b)	1,495	1,479,948
Sherwin-Williams Co. (The)
2.20%, 03/15/32	1,202	1,036,996
2.30%, 05/15/30	1,196	1,087,310
2.90%, 03/15/52	860	509,129
2.95%, 08/15/29	1,503	1,423,235
3.30%, 05/15/50(a)	802	519,770
3.80%, 08/15/49	1,125	811,017
4.00%, 12/15/42	560	439,931
4.30%, 08/15/28	1,595	1,580,377
4.50%, 08/15/30(a)	1,250	1,228,165
4.50%, 06/01/47	2,064	1,676,439
4.55%, 03/01/28(a)	960	958,372
4.55%, 08/01/45	932	769,875
4.80%, 09/01/31	1,360	1,341,537
5.15%, 08/15/35	1,390	1,361,134
SNF Group SACA
3.38%, 03/15/30(b)	70	65,311
5.63%, 03/31/31(b)	670	671,773
Sociedad Quimica y Minera de Chile SA
3.50%, 09/10/51(b)	1,910	1,238,489
4.25%, 05/07/29(a)(b)	1,066	1,050,221
4.25%, 01/22/50(a)(b)	795	600,308
5.50%, 09/10/34(b)	1,060	1,048,870
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Chemicals (continued)
5.63%, 04/22/56, (5-year CMT + 1.92%)(b)(d)	$100	$98,290
6.50%, 11/07/33(a)(b)	1,435	1,505,941
Syensqo Finance America LLC
5.65%, 06/04/29(b)	1,700	1,725,818
5.85%, 06/04/34(b)	670	670,574
Syngenta Finance NV, 5.18%, 04/24/28(b)	100	99,380
Westlake Corp.
2.88%, 08/15/41	1,010	681,531
3.13%, 08/15/51	1,325	791,190
3.38%, 06/15/30(a)	1,330	1,253,025
3.38%, 08/15/61(a)	997	565,205
4.38%, 11/15/47	1,059	797,706
5.00%, 08/15/46(a)	1,156	975,091
5.55%, 11/15/35(a)	1,092	1,062,748
6.38%, 11/15/55	941	904,958
Yara International ASA
3.15%, 06/04/30(b)	1,484	1,373,086
4.75%, 06/01/28(b)	1,936	1,929,997
7.38%, 11/14/32(a)(b)	1,030	1,118,440
		203,983,446
Coal — 0.0%
Australian Metcoal Financing Pty. Ltd.
6.25%, 10/22/31(b)	15	15,136
6.75%, 04/22/34(b)	65	65,770
		80,906
Commercial Services — 1.4%
Adani Ports & Special Economic Zone Ltd.
3.10%, 02/02/31(b)	150	134,553
3.83%, 02/02/32(b)	20	18,208
4.38%, 07/03/29(b)	860	833,391
5.00%, 08/02/41(b)	305	262,890
American University (The), Series 2019, 3.67%, 04/01/49	810	582,669
Ashtead Capital, Inc.
2.45%, 08/12/31(b)	2,618	2,289,691
4.00%, 05/01/28(b)	1,632	1,605,211
4.25%, 11/01/29(b)	1,765	1,716,549
5.50%, 08/11/32(b)	860	865,817
5.55%, 05/30/33(b)	1,275	1,268,859
5.80%, 04/15/34(b)	1,634	1,641,042
5.95%, 10/15/33(b)	1,485	1,510,459
Automatic Data Processing, Inc.
1.25%, 09/01/30(a)	2,321	2,025,967
1.70%, 05/15/28	1,905	1,819,452
4.45%, 09/09/34	1,595	1,523,614
4.75%, 05/08/32	1,945	1,920,194
5.00%, 05/07/36	1,425	1,383,606
Block Financial LLC
2.50%, 07/15/28(a)	1,232	1,177,777
3.88%, 08/15/30(a)	1,226	1,157,769
5.38%, 09/15/32(a)	390	382,230
Brown University, Series A, 2.92%, 09/01/50	630	397,422
California Endowment (The), Series 2021, 2.50%, 04/01/51(a)	672	386,343
California Institute of Technology
3.65%, 09/01/2119	744	449,939
4.32%, 08/01/45(a)	559	467,169
4.70%, 11/01/2111	437	335,491
Case Western Reserve University, 5.41%, 06/01/2122(a)	275	241,430
Security	Par (000)	Value
Commercial Services (continued)
Cintas Corp. No. 2
4.00%, 05/01/32	$2,304	$2,187,518
4.20%, 05/01/28(a)	925	919,378
CK Hutchison International 23 Ltd.
4.75%, 04/21/28(a)(b)	2,480	2,483,834
4.88%, 04/21/33(a)(b)	1,845	1,817,622
Claremont Mckenna College, 3.78%, 01/01/2122	240	147,681
Cornell University
4.84%, 06/15/34(a)	130	127,196
Series 2025, 4.17%, 06/15/30	865	847,238
Series 2025, 4.73%, 06/15/35(a)	700	677,082
DP World Crescent Ltd.
3.75%, 01/30/30(a)(b)	970	918,078
4.85%, 09/26/28(b)	1,823	1,807,319
5.50%, 05/08/35(b)	2,295	2,267,225
DP World Ltd./United Arab Emirates
4.70%, 09/30/49(b)	1,065	823,277
5.63%, 09/25/48(b)	2,588	2,282,951
6.85%, 07/02/37(a)(b)	3,235	3,412,278
Duke University
3.20%, 10/01/38	295	238,616
3.30%, 10/01/46	538	379,419
Series 2020, 2.68%, 10/01/44	719	514,603
Series 2020, 2.76%, 10/01/50(a)	283	174,147
Series 2020, 2.83%, 10/01/55	817	488,514
Element Fleet Management Corp.
4.64%, 11/24/30(b)	980	958,572
4.80%, 05/29/29(b)	1,005	998,078
5.04%, 03/25/30(a)(b)	1,445	1,438,147
6.32%, 12/04/28(a)(b)	1,605	1,653,965
Emory University
Series 2020, 2.14%, 09/01/30(a)	335	302,780
Series 2020, 2.97%, 09/01/50(a)	730	452,669
Equifax, Inc.
2.35%, 09/15/31	1,926	1,679,254
3.10%, 05/15/30	1,515	1,411,802
4.80%, 09/15/29	1,015	1,009,694
5.00%, 08/15/29	305	305,121
5.10%, 12/15/27	1,480	1,487,826
5.10%, 06/01/28(a)	1,885	1,892,460
5.65%, 08/15/33	270	270,558
7.00%, 07/01/37	508	543,505
ERAC USA Finance LLC
4.20%, 11/01/46(a)(b)	1,296	1,025,860
4.50%, 10/30/29(b)	1,295	1,279,687
4.50%, 02/15/45(b)	1,319	1,101,234
4.60%, 05/01/28(a)(b)	1,661	1,659,553
4.70%, 04/30/31(a)(b)	2,265	2,233,423
4.90%, 05/01/33(b)	1,875	1,836,166
5.00%, 02/15/29(b)	1,390	1,396,710
5.20%, 10/30/34(a)(b)	1,505	1,484,741
5.25%, 04/30/36(b)	1,605	1,570,780
5.40%, 05/01/53(a)(b)	1,965	1,803,304
5.63%, 03/15/42(b)	926	901,069
6.70%, 06/01/34(b)	1,203	1,300,276
7.00%, 10/15/37(b)	2,076	2,300,761
Experian Finance PLC
2.75%, 03/08/30(b)	1,385	1,283,448
4.25%, 02/01/29(b)	1,376	1,358,288
5.25%, 08/17/35(b)	675	660,667

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services (continued)
Experian Finance U.S., Inc., 5.35%, 08/24/36(b)	$1,455	$1,416,608
Ford Foundation (The)
Series 2017, 3.86%, 06/01/47(a)	802	618,477
Series 2020, 2.42%, 06/01/50(a)	710	407,287
Series 2020, 2.82%, 06/01/70	469	251,313
George Washington University (The)
4.87%, 09/15/45(a)	800	699,716
Series 2014, 4.30%, 09/15/44	490	401,555
Series 2016, 3.55%, 09/15/46	791	564,174
Series 2018, 4.13%, 09/15/48	1,139	885,412
Georgetown University (The)
5.12%, 04/01/53(a)	95	84,632
Series 20A, 2.94%, 04/01/50(a)	714	445,999
Series A, 5.22%, 10/01/2118	425	353,982
Series B, 4.32%, 04/01/49	821	650,148
Global Payments, Inc.
2.90%, 05/15/30	1,856	1,697,350
2.90%, 11/15/31	1,631	1,425,076
3.20%, 08/15/29(a)	3,494	3,300,854
4.15%, 08/15/49	1,323	932,240
4.45%, 06/01/28	1,765	1,748,255
4.50%, 11/15/28	2,935	2,894,227
4.55%, 03/15/28	650	645,085
4.88%, 11/15/30	1,775	1,727,487
5.20%, 11/15/32	1,840	1,775,385
5.30%, 08/15/29	1,120	1,119,224
5.40%, 08/15/32(a)	1,168	1,147,437
5.40%, 03/15/33	1,395	1,356,657
5.55%, 11/15/35	2,930	2,797,612
5.95%, 08/15/52(a)	1,493	1,364,568
Howard University, 5.21%, 10/01/52(a)	200	162,069
ITR Concession Co. LLC
5.18%, 07/15/35(b)	845	811,661
5.28%, 07/15/40(b)	10	9,174
J Paul Getty Trust (The), 4.91%, 04/01/35	90	88,528
Johns Hopkins University
4.71%, 07/01/32	550	540,349
Series 2013, 4.08%, 07/01/53(a)	540	411,703
Series A, 2.81%, 01/01/60(a)	384	210,638
Kaspi.KZ JSC
5.90%, 04/28/31(b)	10	9,951
6.25%, 03/26/30(b)	420	424,466
Leland Stanford Junior University (The)
2.41%, 06/01/50	770	435,597
3.46%, 05/01/47	440	317,191
3.65%, 05/01/48	815	604,860
4.68%, 03/01/35(a)	25	23,947
Series 2025, 4.15%, 08/01/30(a)	1,615	1,582,269
Massachusetts Institute of Technology
3.07%, 04/01/52(a)	635	406,290
3.89%, 07/01/2116(a)	2,506	1,626,201
3.96%, 07/01/38	505	450,827
4.68%, 07/01/2114(a)	481	376,422
5.60%, 07/01/2111	1,090	1,019,381
5.62%, 06/01/55(a)	1,000	981,184
Series F, 2.99%, 07/01/50	962	615,064
Series G, 2.29%, 07/01/51	565	307,966
Metropolitan Museum of Art (The), Series 2015, 3.40%, 07/01/45	430	309,837
Mobility Global, Inc.
5.05%, 06/15/29(b)	1,390	1,381,582
Security	Par (000)	Value
Commercial Services (continued)
5.45%, 06/15/31(b)	$1,260	$1,254,518
6.05%, 06/15/36(b)	1,170	1,147,522
Moody's Corp.
2.00%, 08/19/31(a)	1,175	1,024,936
2.55%, 08/18/60(a)	595	285,531
2.75%, 08/19/41(a)	1,025	704,141
3.10%, 11/29/61	815	463,348
3.25%, 01/15/28	1,190	1,169,637
3.25%, 05/20/50	656	418,810
3.75%, 02/25/52(a)	1,140	792,738
4.25%, 02/01/29	858	849,054
4.25%, 08/08/32	1,230	1,177,386
4.88%, 12/17/48	747	633,844
5.00%, 08/05/34	715	700,848
5.25%, 07/15/44	1,072	976,511
Nature Conservancy (The), Series A, 3.96%, 03/01/52(a)	485	370,175
Northeastern University, Series 2020, 2.89%, 10/01/50	55	34,632
Northwestern University
3.69%, 12/01/38(a)	725	626,473
3.87%, 12/01/48(a)	545	418,774
4.64%, 12/01/44	685	611,974
4.94%, 12/01/35	605	591,121
Series 2017, 3.66%, 12/01/57(a)	410	283,605
Series 2020, 2.64%, 12/01/50	644	387,082
PayPal Holdings, Inc.
2.30%, 06/01/30	2,491	2,275,955
2.85%, 10/01/29	2,518	2,372,657
3.25%, 06/01/50	796	519,477
4.40%, 06/01/32(a)	2,070	1,979,912
4.45%, 03/06/28	1,036	1,032,082
4.55%, 06/01/28	1,005	1,001,594
4.95%, 06/01/31(a)	1,100	1,083,998
5.05%, 06/01/52	2,180	1,881,310
5.10%, 04/01/35(a)	800	769,377
5.15%, 06/01/34(a)	1,775	1,730,157
5.25%, 06/01/62(a)	933	783,632
5.50%, 06/01/54(a)	1,225	1,089,274
5.55%, 06/01/36(a)	1,030	1,005,774
Pelabuhan Indonesia Persero PT, 5.38%, 05/05/45(a)(b)	917	813,838
Port of Newcastle Investments Financing Pty. Ltd., 5.90%, 11/24/31(a)(b)	95	95,847
President and Fellows of Harvard College
2.52%, 10/15/50	810	470,160
3.15%, 07/15/46(a)	1,005	695,861
3.30%, 07/15/56	425	272,437
3.62%, 10/01/37	663	566,413
3.75%, 11/15/52	750	546,151
4.61%, 02/15/35(a)	460	442,862
4.88%, 10/15/40	447	425,473
4.89%, 03/15/30	405	407,318
5.26%, 03/15/36(a)	335	338,779
6.50%, 01/15/39(a)(b)	1,111	1,206,276
Quanta Services, Inc.
2.35%, 01/15/32(a)	2,658	2,299,274
2.90%, 10/01/30	1,463	1,341,972
3.05%, 10/01/41	1,163	821,852
4.30%, 08/09/28	2,535	2,513,363
4.50%, 01/15/31	2,556	2,487,878
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services (continued)
4.85%, 08/09/29	$605	$602,941
5.10%, 08/09/35	1,210	1,166,358
5.25%, 08/09/34	1,415	1,386,463
5.30%, 08/09/33	605	598,953
5.55%, 08/09/36	710	699,106
RELX Capital, Inc.
3.00%, 05/22/30	1,771	1,652,461
4.00%, 03/18/29	2,290	2,246,400
4.75%, 03/27/30	1,180	1,170,593
4.75%, 05/20/32(a)	745	728,784
5.25%, 03/27/35	370	363,575
Rentokil Terminix Funding LLC
5.00%, 04/28/30(b)	1,416	1,405,822
5.63%, 04/28/35(b)	810	797,784
Rentokil Terminix Funding PLC, 4.63%, 04/23/31(b)	905	878,270
Rockefeller Foundation (The), Series 2020, 2.49%, 10/01/50(a)	1,091	623,563
Rollins, Inc., 5.25%, 02/24/35	790	769,080
S&P Global, Inc.
1.25%, 08/15/30(a)	1,378	1,196,665
2.30%, 08/15/60(a)	1,220	566,026
2.50%, 12/01/29(a)	1,067	992,643
2.90%, 03/01/32(a)	2,905	2,608,211
2.95%, 03/01/29	2,452	2,349,516
3.25%, 12/01/49	1,225	806,574
3.70%, 03/01/52	1,655	1,171,934
3.90%, 03/01/62(a)	950	650,599
4.25%, 05/01/29(a)	1,880	1,854,902
4.25%, 01/15/31	1,315	1,274,170
4.50%, 05/15/48	460	363,060
4.75%, 08/01/28	1,159	1,161,594
4.80%, 12/04/35(a)	615	585,631
5.25%, 09/15/33(a)	1,355	1,360,684
6.55%, 11/15/37	705	756,200
Sunbelt Rentals Holdings, Inc.
4.95%, 08/12/30(a)(b)	390	386,134
5.65%, 08/12/36(a)(b)	880	861,434
Thomas Jefferson University, 3.85%, 11/01/57(a)	111	74,792
TR Finance LLC
5.50%, 08/15/35(a)	549	543,433
5.65%, 11/23/43(a)	504	480,447
5.85%, 04/15/40(a)	995	975,120
Transurban Finance Co. Pty. Ltd.
2.45%, 03/16/31(b)	1,674	1,494,319
4.92%, 03/24/36(a)(b)	910	866,326
Triton Container International Ltd., 3.15%, 06/15/31(b)	1,005	896,913
Triton Container International Ltd./TAL International Container Corp.
3.25%, 03/15/32	1,120	989,646
5.15%, 02/15/33	735	707,127
Trustees of Boston College
3.13%, 07/01/52	466	300,446
3.99%, 07/01/47	290	237,150
Trustees of Columbia University in the City of New York (The), Series 2024, 4.36%, 10/01/35(a)	5	4,723
Security	Par (000)	Value
Commercial Services (continued)
Trustees of Dartmouth College
3.47%, 06/01/46(a)	$625	$451,815
4.27%, 06/01/30	435	427,933
Trustees of Princeton University (The)
4.20%, 03/01/52(a)	220	173,791
4.65%, 07/01/30(a)	135	134,475
5.70%, 03/01/39	1,074	1,099,298
Series 2020, 2.52%, 07/01/50	400	238,194
Trustees of the University of Pennsylvania (The)
3.61%, 02/15/2119(a)	442	266,765
4.67%, 09/01/2112	300	232,781
Series 2020, 2.40%, 10/01/50	440	249,634
Trustees of Tufts College
3.10%, 08/15/51	659	424,660
Series 2012, 5.02%, 04/15/2112	230	190,254
UL Solutions, Inc., 6.50%, 10/20/28	480	495,418
United Rentals North America, Inc., 6.00%, 12/15/29(b)	1,780	1,801,018
University of Chicago (The)
4.00%, 10/01/53	500	383,108
Series 20B, 2.76%, 04/01/45(a)	829	639,709
Series C, 2.55%, 04/01/50	470	299,201
University of Miami, 4.06%, 04/01/52	580	432,979
University of Notre Dame du Lac
Series 2015, 3.44%, 02/15/45	763	571,936
Series 2017, 3.39%, 02/15/48	636	452,409
University of Southern California
2.81%, 10/01/50	680	414,807
3.03%, 10/01/39	1,308	1,047,730
4.98%, 10/01/53(a)	310	271,659
5.25%, 10/01/2111	305	269,290
Series 2017, 3.84%, 10/01/47(a)	905	700,082
Series 21A, 2.95%, 10/01/51(a)	741	461,300
Series A, 3.23%, 10/01/2120(a)	585	314,157
Varanasi Aurangabad Nh-2 Tollway Pvt Ltd., 5.90%, 02/28/34(b)	279	280,055
Verisk Analytics, Inc.
3.63%, 05/15/50	758	510,460
4.13%, 03/15/29	1,347	1,324,368
4.45%, 03/15/31	325	314,639
5.13%, 03/15/36	795	756,548
5.25%, 06/05/34	705	690,190
5.25%, 03/15/35	1,445	1,405,643
5.50%, 06/15/45(a)	1,004	919,550
5.75%, 04/01/33(a)	1,074	1,093,884
Washington University (The)
3.52%, 04/15/54(a)	704	486,787
4.35%, 04/15/2122(a)	385	276,771
Wesleyan University, 4.78%, 07/01/2116(a)	375	279,879
William Marsh Rice University
3.57%, 05/15/45	315	239,524
3.77%, 05/15/55	490	354,148
WK Kellogg Foundation Trust, 2.44%, 10/01/50(b)	205	114,406
Yale University
Series 2020, 1.48%, 04/15/30	240	214,107
Series 2020, 2.40%, 04/15/50	742	422,507
Series 2025, 4.70%, 04/15/32	605	600,043
		242,858,130

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Computers — 1.7%
Accenture Capital, Inc.
3.90%, 10/04/27	$2,260	$2,248,641
4.05%, 10/04/29	2,810	2,749,777
4.25%, 10/04/31	2,334	2,245,193
4.50%, 10/04/34(a)	2,555	2,390,070
4.75%, 07/10/29	1,878	1,875,433
5.00%, 07/10/31	1,800	1,793,053
5.30%, 07/10/33	1,780	1,766,743
5.60%, 07/10/36	1,830	1,811,698
Amdocs Ltd., 2.54%, 06/15/30	1,405	1,261,340
Apple, Inc.
1.20%, 02/08/28	4,235	4,049,511
1.25%, 08/20/30	2,632	2,311,941
1.40%, 08/05/28	4,509	4,259,702
1.65%, 05/11/30	3,545	3,186,657
1.65%, 02/08/31	5,464	4,815,158
1.70%, 08/05/31	2,090	1,814,998
2.20%, 09/11/29	2,621	2,455,171
2.38%, 02/08/41(a)	2,476	1,704,080
2.40%, 08/20/50	2,586	1,425,683
2.55%, 08/20/60	2,836	1,443,003
2.65%, 05/11/50	4,986	2,906,993
2.65%, 02/08/51(a)	5,300	3,055,333
2.70%, 08/05/51(a)	3,400	1,973,633
2.80%, 02/08/61	3,494	1,883,328
2.85%, 08/05/61(a)	4,130	2,240,568
2.90%, 09/12/27	2,610	2,573,340
2.95%, 09/11/49	2,992	1,871,844
3.00%, 11/13/27	3,055	3,009,999
3.25%, 08/08/29	2,320	2,243,953
3.35%, 08/08/32	3,444	3,205,278
3.45%, 02/09/45	3,658	2,672,712
3.75%, 09/12/47	1,808	1,339,523
3.75%, 11/13/47	2,573	1,903,935
3.85%, 05/04/43	5,789	4,612,990
3.85%, 08/04/46	4,073	3,096,567
3.95%, 08/08/52	3,555	2,624,592
4.00%, 05/10/28	2,660	2,643,409
4.00%, 05/12/28	2,825	2,806,110
4.10%, 08/08/62	2,144	1,555,297
4.15%, 05/10/30	741	731,441
4.20%, 05/12/30	1,725	1,704,088
4.25%, 02/09/47	1,995	1,610,899
4.30%, 05/10/33(a)	2,100	2,049,559
4.38%, 05/13/45	3,803	3,172,278
4.45%, 05/06/44(a)	1,839	1,572,960
4.50%, 05/12/32	1,710	1,695,880
4.50%, 02/23/36(a)	2,455	2,374,983
4.65%, 02/23/46	7,334	6,335,621
4.75%, 05/12/35	1,675	1,651,961
4.85%, 05/10/53(a)	2,425	2,133,308
Booz Allen Hamilton, Inc.
3.88%, 09/01/28(a)(b)	4,155	4,044,106
4.00%, 07/01/29(b)	2,722	2,636,682
5.38%, 01/30/30	995	992,792
5.90%, 01/30/34	960	944,803
5.95%, 08/04/33(a)	1,072	1,075,762
5.95%, 04/15/35(a)	1,615	1,601,181
CGI, Inc.
2.30%, 09/14/31	900	777,115
4.95%, 03/14/30	1,025	1,014,352
Security	Par (000)	Value
Computers (continued)
Crowdstrike Holdings, Inc., 3.00%, 02/15/29(a)	$20	$19,056
Dell International LLC/EMC Corp.
3.38%, 12/15/41	1,698	1,247,835
3.45%, 12/15/51	1,216	805,853
4.15%, 02/15/29	1,380	1,356,765
4.35%, 02/01/30	1,080	1,055,928
4.50%, 02/15/31	2,845	2,772,928
4.75%, 04/01/28	1,315	1,316,107
4.75%, 07/15/31	1,555	1,523,429
4.75%, 10/06/32	2,300	2,232,243
4.85%, 02/01/35(a)	1,605	1,528,108
5.00%, 04/01/30	2,030	2,025,764
5.00%, 02/15/34	1,640	1,588,665
5.10%, 02/15/36(a)	2,045	1,965,612
5.25%, 02/01/28	2,165	2,180,656
5.25%, 02/15/37	2,094	2,011,993
5.30%, 10/01/29	3,068	3,098,042
5.30%, 04/01/32	1,884	1,886,414
5.40%, 04/15/34(a)	1,815	1,803,254
5.50%, 04/01/35	1,750	1,741,414
5.75%, 02/01/33(a)	1,625	1,659,221
6.20%, 07/15/30	1,993	2,064,195
8.10%, 07/15/36	1,888	2,191,368
8.35%, 07/15/46(a)	1,827	2,211,071
Dell, Inc.
5.40%, 09/10/40(a)	537	500,809
6.50%, 04/15/38	724	754,844
7.10%, 04/15/28(a)	1,160	1,204,052
DXC Technology Co., 2.38%, 09/15/28(a)	1,395	1,319,058
Fortinet, Inc., 2.20%, 03/15/31	1,182	1,042,375
Gartner, Inc.
3.63%, 06/15/29(a)(b)	1,060	1,001,153
3.75%, 10/01/30(b)	1,367	1,258,892
4.50%, 07/01/28(b)	1,975	1,943,347
4.95%, 03/20/31(a)	195	188,080
5.60%, 11/20/35	700	661,907
Genpact Luxembourg SARL/Genpact USA, Inc., 6.00%, 06/04/29	740	751,222
Genpact UK Finco PLC/Genpact USA, Inc., 4.95%, 11/18/30	425	414,299
Hewlett Packard Enterprise Co.
4.05%, 09/15/27	1,200	1,194,067
4.15%, 09/15/28(a)	1,240	1,224,535
4.40%, 09/25/27	2,435	2,430,384
4.40%, 10/15/30	1,885	1,835,648
4.50%, 03/23/28	835	831,767
4.55%, 10/15/29	3,161	3,118,521
4.60%, 03/23/29	1,020	1,012,950
4.85%, 10/15/31	2,460	2,419,299
5.00%, 10/15/34(a)	3,745	3,591,538
5.25%, 07/01/28	1,300	1,309,306
5.25%, 04/01/33(a)	1,310	1,294,702
5.60%, 10/15/54(a)	2,744	2,419,883
6.20%, 10/15/35(a)	1,190	1,246,133
6.35%, 10/15/45(a)	2,599	2,576,690
HP, Inc.
2.65%, 06/17/31	2,094	1,855,768
3.40%, 06/17/30	987	929,558
4.00%, 04/15/29(a)	2,187	2,136,532
4.20%, 04/15/32(a)	1,360	1,279,622
4.75%, 01/15/28	1,900	1,900,788
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Computers (continued)
5.40%, 04/25/30	$1,005	$1,012,325
5.50%, 01/15/33(a)	2,000	2,007,672
6.00%, 09/15/41(a)	2,095	2,055,436
6.10%, 04/25/35(a)	755	774,549
IBM International Capital Pte. Ltd.
4.60%, 02/05/29(a)	725	720,922
4.75%, 02/05/31(a)	665	655,998
4.90%, 02/05/34(a)	3,370	3,248,636
5.25%, 02/05/44(a)	2,109	1,858,371
5.30%, 02/05/54	2,625	2,206,531
International Business Machines Corp.
1.95%, 05/15/30	2,294	2,059,386
2.72%, 02/09/32	1,225	1,081,627
2.85%, 05/15/40	1,584	1,107,042
2.95%, 05/15/50(a)	1,587	920,823
3.43%, 02/09/52(a)	1,470	911,417
3.50%, 05/15/29	5,706	5,522,351
4.00%, 02/03/29(a)	930	914,115
4.00%, 06/20/42(a)	2,373	1,846,723
4.15%, 05/15/39	3,879	3,246,164
4.25%, 05/15/49(a)	5,151	3,765,424
4.30%, 02/03/31(a)	1,547	1,498,464
4.40%, 07/27/32(a)	1,152	1,101,184
4.50%, 02/06/28	1,460	1,458,327
4.60%, 02/03/33(a)	240	230,719
4.65%, 02/10/28(a)	1,710	1,712,244
4.70%, 02/19/46(a)	1,376	1,113,780
4.75%, 02/06/33(a)	1,910	1,861,087
4.80%, 02/10/30	1,505	1,498,925
4.90%, 07/27/52	1,574	1,258,959
4.95%, 02/03/36(a)	945	893,662
5.00%, 02/10/32(a)	1,355	1,342,342
5.10%, 02/06/53	1,505	1,230,754
5.20%, 02/10/35(a)	1,095	1,069,546
5.60%, 11/30/39	1,500	1,463,279
5.70%, 02/10/55(a)	2,183	1,936,666
5.80%, 02/03/56(a)	645	579,901
5.88%, 11/29/32(a)	1,908	1,975,941
6.50%, 01/15/28(a)	1,183	1,211,458
7.13%, 12/01/96(a)	595	637,953
Kyndryl Holdings, Inc.
2.70%, 10/15/28(a)	1,392	1,308,932
3.15%, 10/15/31(a)	1,241	1,035,270
4.10%, 10/15/41(a)	772	538,031
6.35%, 02/20/34(a)	812	768,256
Leidos, Inc.
2.30%, 02/15/31	1,207	1,065,441
4.10%, 03/15/29	885	867,429
4.38%, 05/15/30	865	842,002
5.00%, 03/15/36(a)	1,000	945,764
5.40%, 03/15/32	795	796,454
5.50%, 03/15/35	695	687,782
5.75%, 03/15/33	615	623,980
Lenovo Group Ltd.
3.42%, 11/02/30(b)	1,175	1,098,134
5.83%, 01/27/28(a)(b)	560	567,522
6.54%, 07/27/32(a)(b)	960	1,017,831
NetApp, Inc.
2.70%, 06/22/30	1,694	1,549,358
5.50%, 03/17/32	1,335	1,341,418
5.70%, 03/17/35	985	985,242
Security	Par (000)	Value
Computers (continued)
Teledyne FLIR LLC, 2.50%, 08/01/30	$1,058	$959,662
		294,869,888
Cosmetics & Personal Care — 0.5%
Colgate-Palmolive Co.
3.25%, 08/15/32	869	801,375
3.70%, 08/01/47(a)	827	620,726
4.00%, 08/15/45(a)	1,121	921,591
4.20%, 05/01/30(a)	1,034	1,022,582
4.60%, 03/01/28	1,501	1,506,625
4.60%, 03/01/33(a)	1,096	1,093,452
Conopco, Inc., Series F, 6.63%, 04/15/28(a)	280	288,692
Estee Lauder Companies, Inc. (The)
1.95%, 03/15/31(a)	1,010	884,351
2.38%, 12/01/29	1,317	1,218,463
2.60%, 04/15/30	1,539	1,421,745
3.13%, 12/01/49	1,259	801,616
3.70%, 08/15/42	522	392,066
4.15%, 03/15/47(a)	932	723,970
4.38%, 05/15/28	1,400	1,392,769
4.38%, 06/15/45	889	717,650
4.65%, 05/15/33	1,560	1,505,783
5.00%, 02/14/34(a)	1,085	1,062,314
5.15%, 05/15/53(a)	994	865,036
6.00%, 05/15/37(a)	711	740,900
Haleon U.S. Capital LLC
3.38%, 03/24/29	1,856	1,791,668
3.63%, 03/24/32	3,925	3,637,424
4.00%, 03/24/52	2,310	1,718,368
4.63%, 08/21/29	925	920,397
4.88%, 08/21/31	925	919,199
5.38%, 08/21/36	925	918,850
Kenvue, Inc.
4.85%, 05/22/32	1,201	1,189,296
4.90%, 03/22/33	2,521	2,485,369
5.00%, 03/22/30	1,986	1,992,532
5.05%, 03/22/28	2,445	2,460,552
5.05%, 03/22/53(a)	2,874	2,498,936
5.10%, 03/22/43	1,325	1,214,770
5.20%, 03/22/63	1,669	1,440,177
L'Oreal SA, 5.00%, 05/20/35(b)	1,382	1,364,599
Procter & Gamble Co. (The)
1.20%, 10/29/30	2,177	1,891,048
1.95%, 04/23/31	2,690	2,382,750
2.30%, 02/01/32(a)	1,765	1,567,837
3.00%, 03/25/30	2,885	2,729,045
3.50%, 10/25/47(a)	666	501,174
3.55%, 03/25/40	908	753,226
3.60%, 03/25/50(a)	815	604,765
3.95%, 01/26/28	1,090	1,084,348
4.05%, 05/01/30(a)	1,380	1,353,425
4.05%, 01/26/33(a)	1,345	1,294,196
4.10%, 11/03/32(a)	1,238	1,192,842
4.15%, 10/24/29(a)	1,115	1,108,034
4.35%, 01/29/29	1,370	1,368,140
4.35%, 11/03/35(a)	925	874,871
4.55%, 01/29/34	1,550	1,515,419
4.55%, 10/24/34(a)	455	445,950
4.60%, 05/01/35(a)	1,195	1,160,081
5.50%, 02/01/34(a)	637	653,746
5.55%, 03/05/37	1,787	1,852,854
5.80%, 08/15/34(a)	765	802,458

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Cosmetics & Personal Care (continued)
Unilever Capital Corp.
1.38%, 09/14/30(a)	$1,385	$1,216,536
1.75%, 08/12/31	1,965	1,697,612
2.13%, 09/06/29	1,744	1,620,642
3.50%, 03/22/28	2,215	2,181,740
4.63%, 08/12/34	1,560	1,512,158
4.88%, 09/08/28	2,750	2,764,407
5.00%, 12/08/33(a)	1,869	1,865,413
5.90%, 11/15/32	1,844	1,932,304
Series 30Y, 2.63%, 08/12/51	935	549,499
		83,010,363
Distribution & Wholesale — 0.1%
Ferguson Finance PLC
3.25%, 06/02/30(b)	1,250	1,169,858
4.50%, 10/24/28(b)	1,640	1,625,654
4.65%, 04/20/32(b)	1,185	1,143,643
LKQ Corp.
5.75%, 06/15/28	870	879,364
6.25%, 06/15/33	825	844,814
Marubeni Corp., 5.38%, 04/01/35(a)(b)	455	452,435
Mitsubishi Corp.
4.00%, 09/09/28(a)(b)	2,171	2,144,712
4.13%, 09/09/30(a)(b)	1,096	1,066,047
4.63%, 06/23/31(b)	1,248	1,228,358
4.88%, 09/09/35(a)(b)	670	644,040
5.00%, 07/05/28(b)	1,225	1,232,275
5.00%, 07/02/29(a)(b)	1,990	2,006,526
5.13%, 07/17/34(a)(b)	1,315	1,297,196
5.13%, 06/23/36(a)(b)	1,265	1,228,453
WW Grainger, Inc.
3.75%, 05/15/46(a)	1,014	766,554
4.20%, 05/15/47	816	655,278
4.45%, 09/15/34	420	400,761
4.60%, 06/15/45	1,483	1,279,057
		20,065,025
Diversified Financial Services — 3.4%
Aercap Funding DAC, 4.88%, 07/07/31	1,380	1,354,313
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.00%, 10/29/28	7,230	6,944,826
3.30%, 01/30/32	7,975	7,196,468
3.40%, 10/29/33	3,225	2,813,943
3.85%, 10/29/41(a)	4,720	3,685,091
3.88%, 01/23/28(a)	1,043	1,029,982
4.13%, 02/28/29	1,170	1,147,982
4.38%, 11/15/30(a)	690	669,812
4.63%, 10/15/27	773	772,350
4.63%, 09/10/29	2,630	2,600,325
4.75%, 01/15/33(a)	1,180	1,133,944
4.88%, 04/01/28(a)	1,238	1,239,788
4.95%, 09/10/34	2,452	2,341,518
5.00%, 11/15/35	1,263	1,200,467
5.10%, 01/19/29	1,445	1,448,972
5.30%, 01/19/34	1,110	1,089,880
5.38%, 12/15/31	1,869	1,872,164
5.75%, 06/06/28(a)	3,225	3,272,027
6.15%, 09/30/30	1,937	2,001,172
6.50%, 01/31/56, (5-year CMT + 2.44%)(d)	690	693,817
6.95%, 03/10/55, (5-year CMT + 2.72%)(d)	920	944,595
Security	Par (000)	Value
Diversified Financial Services (continued)
Affiliated Managers Group, Inc.
3.30%, 06/15/30(a)	$1,118	$1,050,541
5.50%, 08/20/34(a)	710	699,396
5.50%, 02/15/36	830	803,474
Air Lease Corp. Sukuk Ltd., 5.85%, 04/01/28(b)	215	217,384
Aircastle Ltd.
2.85%, 01/26/28(b)	1,392	1,352,685
5.95%, 02/15/29(b)	1,530	1,560,098
6.50%, 07/18/28(b)	895	918,326
Aircastle Ltd./Aircastle Ireland DAC
5.00%, 09/15/30(b)	1,499	1,479,059
5.00%, 05/15/31(a)(b)	1,025	1,007,483
5.25%, 03/15/30(b)	730	728,312
5.75%, 10/01/31(b)	885	895,484
Ally Financial, Inc.
2.20%, 11/02/28(a)	1,355	1,279,208
5.54%, 01/17/31, (1-day SOFR Index + 1.73%)(d)	1,290	1,288,655
5.55%, 07/31/33, (1-day SOFR + 1.78%)(a)(d)	1,000	982,009
5.74%, 05/15/29, (1-day SOFR Index + 1.96%)(d)	1,170	1,180,898
6.18%, 07/26/35, (1-day SOFR + 2.29%)(a)(d)	1,405	1,407,660
6.85%, 01/03/30, (1-day SOFR + 2.82%)(d)	1,215	1,257,880
6.99%, 06/13/29, (1-day SOFR + 3.26%)(d)	2,385	2,459,679
7.10%, 11/15/27	1,419	1,455,229
8.00%, 11/01/31	3,547	3,899,429
8.00%, 11/01/31(a)	1,043	1,144,424
American Express Co.
4.01%, 02/09/29, (1-day SOFR + 0.58%)(d)	4,455	4,413,072
4.05%, 05/03/29	1,465	1,445,581
4.05%, 12/03/42	1,895	1,549,525
4.35%, 07/20/29, (1-day SOFR + 0.81%)(d)	2,330	2,313,910
4.42%, 08/03/33, (1-day SOFR + 1.76%)(d)	2,345	2,242,668
4.44%, 05/03/30, (1-day SOFR + 0.81%)(d)	2,450	2,422,623
4.46%, 02/10/32, (1-day SOFR + 0.87%)(a)(d)	2,220	2,160,311
4.73%, 04/25/29, (1-day SOFR + 1.26%)(d)	2,980	2,981,630
4.80%, 10/24/36, (1-day SOFR + 1.24%)(d)	3,706	3,503,716
4.92%, 07/20/33, (1-day SOFR + 1.22%)(d)	3,230	3,173,806
4.99%, 05/26/33, (1-day SOFR + 2.26%)(d)	1,551	1,516,614
5.02%, 04/25/31, (1-day SOFR + 1.44%)(d)	2,635	2,637,402
5.04%, 05/01/34, (1-day SOFR + 1.84%)(d)	2,455	2,419,084
5.09%, 01/30/31, (1-day SOFR Index + 1.02%)(d)	2,793	2,800,871
5.28%, 07/27/29, (1-day SOFR Index + 1.28%)(d)	2,770	2,798,425
5.28%, 07/26/35, (1-day SOFR + 1.42%)(d)	3,105	3,071,499
5.41%, 02/08/41, (5-year CMT + 1.15%)(a)(d)	155	150,176
5.44%, 01/30/36, (1-day SOFR Index + 1.32%)(d)	2,708	2,699,473
5.53%, 04/25/30, (1-day SOFR Index + 1.09%)(d)	2,605	2,646,086
5.63%, 07/28/34, (1-day SOFR + 1.93%)(d)	1,125	1,129,287
5.67%, 04/25/36, (1-day SOFR + 1.79%)(d)	2,900	2,930,713
5.85%, 11/05/27	2,050	2,079,999
5.92%, 04/25/35, (1-day SOFR + 1.63%)(d)	1,360	1,378,090
6.49%, 10/30/31, (1-day SOFR + 1.94%)(d)	1,440	1,515,934
Ameriprise Financial, Inc.
4.50%, 05/13/32(a)	1,145	1,113,266
4.80%, 06/15/31(a)	669	661,945
5.15%, 05/15/33(a)	1,190	1,185,136
5.20%, 04/15/35	1,323	1,296,216
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
5.35%, 06/15/36	$735	$718,603
5.70%, 12/15/28	1,860	1,899,421
Apollo Global Management, Inc.
4.60%, 01/15/31	885	864,970
5.15%, 08/12/35(a)	1,950	1,866,908
5.70%, 03/30/36	1,221	1,205,588
5.80%, 05/21/54(a)	1,328	1,230,960
6.00%, 12/15/54, (5-year CMT + 2.17%)(a)(d)	455	432,066
6.38%, 11/15/33	1,246	1,306,926
Ares Finance Co. II LLC, 3.25%, 06/15/30(b)	1,080	1,002,493
Ares Finance Co. IV LLC, 3.65%, 02/01/52(b)	965	639,066
Ares Management Corp.
5.60%, 10/11/54(a)	1,355	1,189,516
6.38%, 11/10/28	1,747	1,793,999
Atlas Warehouse Lending Co. LP
4.63%, 11/15/28(b)	1,165	1,148,824
4.95%, 11/15/30(b)	580	566,633
5.25%, 01/15/33(b)	2,024	1,965,443
6.05%, 01/15/28(b)	360	363,804
6.25%, 01/15/30(b)	1,865	1,907,022
Aviation Capital Group LLC
3.50%, 11/01/27(a)(b)	1,090	1,072,840
4.25%, 04/30/29(b)	852	834,512
4.80%, 10/24/30(a)(b)	1,685	1,652,588
4.88%, 01/28/33(b)	850	813,532
5.13%, 04/10/30(b)	805	800,801
5.38%, 07/15/29(a)(b)	1,259	1,266,727
6.25%, 04/15/28(a)(b)	905	921,280
6.38%, 07/15/30(b)	769	796,308
6.75%, 10/25/28(b)	1,020	1,053,791
Avilease Capital Ltd., 4.75%, 11/12/30(b)	520	504,508
Avolon Holdings Funding Ltd.
2.53%, 11/18/27(b)	1,323	1,286,909
2.75%, 02/21/28(b)	1,240	1,201,362
4.20%, 04/15/29(b)	1,150	1,122,834
4.70%, 01/30/31(b)	1,110	1,078,866
4.85%, 04/01/33(b)	1,195	1,141,674
4.95%, 01/15/28(a)(b)	1,755	1,757,534
4.95%, 10/15/32(b)	2,667	2,570,280
5.15%, 01/15/30(b)	1,310	1,303,893
5.38%, 05/30/30(a)(b)	1,875	1,878,774
5.75%, 03/01/29(b)	2,713	2,748,846
5.75%, 11/15/29(b)	1,850	1,876,560
6.38%, 05/04/28(b)	2,020	2,063,458
BGC Group, Inc.
6.15%, 04/02/30	1,350	1,363,676
6.60%, 06/10/29	853	873,140
8.00%, 05/25/28	965	1,002,460
Blackstone Holdings Finance Co. LLC
1.60%, 03/30/31(a)(b)	831	716,504
1.63%, 08/05/28(a)(b)	2,018	1,905,961
2.00%, 01/30/32(b)	2,034	1,733,843
2.50%, 01/10/30(b)	1,278	1,179,921
2.55%, 03/30/32(b)	720	625,482
2.80%, 09/30/50(b)	647	378,813
2.85%, 08/05/51(a)(b)	1,070	630,193
3.15%, 10/02/27(a)(b)	592	581,840
3.20%, 01/30/52(a)(b)	2,000	1,269,837
3.50%, 09/10/49(a)(b)	890	603,582
4.00%, 10/02/47(b)	501	372,713
4.45%, 07/15/45(a)(b)	690	557,132
Security	Par (000)	Value
Diversified Financial Services (continued)
5.00%, 06/15/44(a)(b)	$841	$739,905
5.90%, 11/03/27(a)(b)	1,385	1,402,101
6.20%, 04/22/33(a)(b)	1,680	1,749,043
6.25%, 08/15/42(a)(b)	526	527,359
Blue Owl Finance LLC
3.13%, 06/10/31(a)	1,703	1,498,072
4.13%, 10/07/51	715	470,665
4.38%, 02/15/32	1,235	1,129,777
6.25%, 04/18/34(a)	2,026	1,985,967
6.75%, 08/18/36(a)	10	9,976
BOC Aviation Ltd.
2.63%, 09/17/30(a)(b)	1,370	1,261,281
3.00%, 09/11/29(a)(b)	1,061	1,010,811
3.50%, 09/18/27(a)(b)	1,215	1,201,924
BOC Aviation USA Corp.
4.63%, 09/04/31(a)(b)	735	727,460
4.88%, 05/03/33(b)	1,135	1,129,231
5.25%, 01/14/30(a)(b)	872	883,252
5.75%, 11/09/28(b)	1,615	1,648,648
Broadridge Financial Solutions, Inc.
2.60%, 05/01/31	1,640	1,458,531
2.90%, 12/01/29	1,471	1,375,313
5.75%, 05/15/36	675	667,540
Brookfield Asset Management Ltd.
4.65%, 11/15/30	1,510	1,479,450
4.83%, 04/15/31	994	973,598
5.30%, 01/15/36(a)	1,975	1,892,047
5.80%, 04/24/35(a)	1,207	1,208,327
6.08%, 09/15/55(a)	1,293	1,255,834
Brookfield Capital Finance LLC, 6.09%, 06/14/33	759	780,319
Brookfield Finance I U.K. PLC/Brookfield Finance, Inc., 2.34%, 01/30/32	1,715	1,476,514
Brookfield Finance LLC/Brookfield Finance, Inc., 3.45%, 04/15/50(a)	394	256,448
Brookfield Finance, Inc.
2.72%, 04/15/31(a)	1,505	1,355,868
3.50%, 03/30/51	1,425	934,697
3.63%, 02/15/52(a)	900	603,958
3.90%, 01/25/28	2,369	2,343,940
4.35%, 04/15/30	2,109	2,058,416
4.70%, 09/20/47	1,592	1,303,835
4.85%, 03/29/29(a)	2,526	2,520,765
5.33%, 01/15/36(a)	1,565	1,511,031
5.68%, 01/15/35(a)	1,475	1,467,681
5.97%, 03/04/54(a)	2,012	1,910,609
6.35%, 01/05/34	1,555	1,620,458
Caja de Compensacion de Asignacion Familiar de Los Andes, 7.00%, 07/30/29(b)	325	337,016
Cantor Fitzgerald LP, 7.20%, 12/12/28(b)	1,294	1,336,876
Capital One Financial Corp.
2.36%, 07/29/32, (1-day SOFR + 1.34%)(d)	1,644	1,413,320
2.62%, 11/02/32, (1-day SOFR + 1.27%)(a)(d)	1,405	1,232,914
3.27%, 03/01/30, (1-day SOFR + 1.79%)(d)	2,345	2,252,336
3.80%, 01/31/28	2,664	2,632,674
4.49%, 09/11/31, (1-day SOFR + 1.25%)(d)	1,905	1,854,626
4.72%, 01/30/32, (1-day SOFR + 1.15%)(a)(d)	1,155	1,128,064
5.20%, 09/11/36, (1-day SOFR + 1.63%)(d)	2,660	2,537,043
5.25%, 07/26/30, (1-day SOFR + 2.60%)(d)	1,695	1,703,044
5.27%, 05/10/33, (1-day SOFR + 2.37%)(a)(d)	3,068	3,030,799
5.40%, 01/30/37, (1-day SOFR + 1.51%)(d)	2,710	2,612,663

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
5.46%, 07/26/30, (1-day SOFR + 1.56%)(d)	$2,366	$2,390,176
5.47%, 02/01/29, (1-day SOFR + 2.08%)(a)(d)	2,970	2,995,586
5.70%, 02/01/30, (1-day SOFR + 1.91%)(a)(d)	1,725	1,751,341
5.82%, 02/01/34, (1-day SOFR + 2.60%)(d)	2,540	2,566,427
5.88%, 07/26/35, (1-day SOFR + 1.99%)(d)	1,793	1,806,211
6.05%, 02/01/35, (1-day SOFR + 2.26%)(d)	1,950	1,984,806
6.18%, 01/30/36, (1-day SOFR + 2.04%)(d)	3,335	3,338,155
6.31%, 06/08/29, (1-day SOFR + 2.64%)(d)	4,304	4,406,490
6.38%, 06/08/34, (1-day SOFR + 2.86%)(d)	3,915	4,068,150
6.70%, 11/29/32	1,385	1,478,375
7.62%, 10/30/31, (1-day SOFR + 3.07%)(a)(d)	3,360	3,642,033
7.96%, 11/02/34, (1-day SOFR Index + 3.37%)(d)	1,849	2,088,150
Cboe Global Markets, Inc.
1.63%, 12/15/30(a)	896	779,061
3.00%, 03/16/32	640	573,544
Charles Schwab Corp. (The)
1.65%, 03/11/31	1,609	1,389,774
1.95%, 12/01/31	1,789	1,538,473
2.00%, 03/20/28	2,305	2,215,926
2.30%, 05/13/31	1,971	1,751,041
2.75%, 10/01/29	1,162	1,092,017
2.90%, 03/03/32	2,845	2,547,788
3.20%, 01/25/28(a)	1,575	1,546,420
3.25%, 05/22/29(a)	1,140	1,097,840
4.00%, 02/01/29(a)	1,794	1,769,329
4.34%, 11/14/31, (1-day SOFR + 0.94%)(a)(d)	2,040	1,983,906
4.60%, 07/27/29, (1-day SOFR + 0.62%)(d)	185	184,457
4.63%, 03/22/30	1,115	1,110,589
4.74%, 05/21/30, (1-day SOFR + 0.78%)(d)	2,130	2,122,087
4.91%, 11/14/36, (1-day SOFR + 1.23%)(a)(d)	2,691	2,559,869
5.11%, 08/12/32, (1-day SOFR + 0.95%)(d)	2,255	2,244,028
5.49%, 05/21/37, (1-day SOFR + 1.28%)(d)	1,275	1,256,889
5.64%, 05/19/29, (1-day SOFR + 2.21%)(d)	3,205	3,255,270
5.66%, 08/12/37, (1-day SOFR + 1.32%)(a)(d)	1,745	1,739,236
5.85%, 05/19/34, (1-day SOFR + 2.50%)(d)	1,945	1,996,271
6.14%, 08/24/34, (1-day SOFR + 2.01%)(a)(d)	2,665	2,775,626
6.20%, 11/17/29, (1-day SOFR + 1.88%)(a)(d)	2,808	2,890,248
CI Financial Corp.
3.20%, 12/17/30	1,720	1,550,362
4.10%, 06/15/51	585	378,779
7.50%, 05/30/29(a)(b)	890	924,965
Citadel Finance LLC
4.75%, 02/14/29(b)	1,262	1,238,280
5.15%, 02/14/31(b)	805	780,594
5.90%, 02/10/30(b)	2,246	2,254,442
Citadel LP
6.00%, 01/23/30(b)	990	1,008,500
6.38%, 01/23/32(b)	1,040	1,070,271
Citadel Securities Global Holdings LLC
5.13%, 01/27/32(b)	900	878,587
5.50%, 06/18/30(b)	450	451,026
5.75%, 03/27/36(b)	2,038	1,977,752
6.20%, 06/18/35(b)	950	952,786
Citigroup Global Markets Holdings, Inc., 5.00%, 05/28/29	20	20,203
CME Group, Inc.
2.65%, 03/15/32	1,363	1,213,754
3.75%, 06/15/28(a)	1,272	1,255,438
4.15%, 06/15/48(a)	1,311	1,038,295
4.40%, 03/15/30	1,645	1,624,626
Security	Par (000)	Value
Diversified Financial Services (continued)
5.30%, 09/15/43	$1,444	$1,379,730
DAE Sukuk Difc Ltd., 4.50%, 10/16/30(b)	1,200	1,161,589
Enact Holdings, Inc., 6.25%, 05/28/29	1,160	1,187,552
Equitable America Global Funding
3.95%, 09/15/27(b)	125	124,206
4.30%, 12/15/28(b)	1,325	1,306,307
4.65%, 06/09/28(b)	1,115	1,110,118
4.70%, 09/15/32(b)	880	845,727
4.95%, 06/09/30(a)(b)	1,145	1,132,800
5.00%, 08/28/29(b)	745	743,023
5.13%, 06/15/31(a)(b)	965	955,151
FMR LLC
4.95%, 02/01/33(b)	1,033	1,008,160
5.15%, 02/01/43(b)	472	432,418
6.45%, 11/15/39(b)	885	926,120
6.50%, 12/14/40(b)	664	703,690
7.57%, 06/15/29(b)	1,991	2,121,662
Franklin Resources, Inc.
1.60%, 10/30/30(a)	1,797	1,569,072
2.95%, 08/12/51	730	435,235
Franklin Templeton, Inc., 5.50%, 08/10/36(a)	1,380	1,352,991
Gabx Leasing LLC
4.63%, 04/15/31(b)	590	573,403
5.30%, 04/15/36(b)	650	628,055
Intercontinental Exchange, Inc.
4.70%, 08/20/29	1,615	1,610,023
4.90%, 09/01/31	1,615	1,606,843
5.15%, 09/01/33	710	706,915
5.40%, 09/01/36	365	362,887
Invesco Finance PLC, 5.38%, 11/30/43	640	596,911
Jefferies Financial Group, Inc.
2.63%, 10/15/31	1,982	1,716,817
2.75%, 10/15/32	1,191	1,008,005
4.15%, 01/23/30	3,238	3,108,786
5.13%, 04/28/31(a)	1,530	1,496,282
5.50%, 02/15/36	2,140	2,026,388
5.88%, 07/21/28(a)	2,710	2,755,346
6.20%, 04/14/34(a)	2,915	2,954,406
6.25%, 01/15/36	1,555	1,561,479
6.50%, 01/20/43(a)	927	912,985
6.63%, 10/23/43(a)	465	459,205
KKR Group Finance Co. II LLC, 5.50%, 02/01/43(a)(b)	1,008	921,311
Lazard Group LLC
4.38%, 03/11/29	1,432	1,411,261
4.50%, 09/19/28	806	798,746
5.63%, 08/01/35(a)	500	491,632
6.00%, 03/15/31(a)	580	597,410
Legg Mason, Inc., 5.63%, 01/15/44(a)	986	949,196
LPL Holdings, Inc.
4.00%, 03/15/29(b)	2,605	2,527,241
4.38%, 05/15/31(a)(b)	638	607,309
4.63%, 11/15/27(b)	1,835	1,822,341
4.90%, 04/03/28(a)	755	754,292
5.15%, 06/15/30	870	865,124
5.20%, 03/15/30	1,758	1,754,275
5.65%, 03/15/35	1,265	1,239,005
5.75%, 06/15/35	660	649,597
6.00%, 05/20/34(a)	1,165	1,175,706
6.75%, 11/17/28	1,245	1,288,974
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
LSEG Finance PLC
2.00%, 04/06/28(b)	$2,733	$2,618,945
2.50%, 04/06/31(b)	1,826	1,630,971
3.20%, 04/06/41(b)	1,751	1,295,176
LSEG U.S. Fin Corp.
4.25%, 03/23/29(b)	2,540	2,501,614
4.50%, 03/23/31(b)	1,547	1,505,313
5.25%, 03/23/36(a)(b)	715	695,080
5.30%, 03/28/34(b)	1,435	1,417,796
Macquarie Airfinance Holdings Ltd.
5.15%, 03/17/30(a)(b)	840	832,029
5.20%, 03/27/28(b)	1,210	1,213,829
6.40%, 03/26/29(b)	1,100	1,129,297
6.50%, 03/26/31(b)	865	895,802
Marex U.K. Holdings Ltd.
5.68%, 04/21/31(a)	912	902,499
5.83%, 05/08/28	270	271,403
6.40%, 11/04/29	1,360	1,383,812
Mastercard, Inc.
1.90%, 03/15/31(a)	1,041	917,199
2.00%, 11/18/31(a)	1,745	1,524,914
2.95%, 06/01/29	2,875	2,755,009
2.95%, 03/15/51	1,191	736,740
3.35%, 03/26/30	2,935	2,795,877
3.50%, 02/26/28	1,051	1,037,183
3.65%, 06/01/49	1,681	1,205,473
3.80%, 11/21/46	1,190	902,318
3.85%, 03/26/50(a)	2,752	2,038,915
3.95%, 02/26/48	1,155	876,628
4.10%, 01/15/28	1,325	1,319,785
4.33%, 06/08/28(a)	1,845	1,840,652
4.35%, 01/15/32	1,585	1,541,992
4.43%, 06/08/29	2,100	2,087,275
4.55%, 03/15/28	940	940,443
4.55%, 01/15/35	1,650	1,577,339
4.60%, 06/08/31	2,535	2,501,776
4.85%, 03/09/33(a)	1,735	1,718,923
4.88%, 03/09/28	1,135	1,142,012
4.88%, 05/09/34	1,595	1,570,239
4.95%, 03/15/32	1,105	1,107,428
5.00%, 06/08/36(a)	1,815	1,766,071
Midcap Financial Issuer Trust, 5.63%, 01/15/30(b)	35	34,351
Mitsubishi HC Capital, Inc.
3.97%, 04/13/30(b)	150	144,238
5.08%, 09/15/27(a)(b)	1,095	1,099,156
Mitsubishi HC Finance America LLC
4.56%, 01/14/31(b)	739	719,082
5.15%, 10/24/29(b)	605	605,938
5.20%, 07/21/31(b)	1,040	1,032,204
5.66%, 02/28/33(b)	825	832,753
5.81%, 09/12/28(a)(b)	695	706,011
Nasdaq, Inc.
1.65%, 01/15/31	1,220	1,061,728
2.50%, 12/21/40	2,516	1,703,128
3.25%, 04/28/50(a)	885	570,237
3.95%, 03/07/52(a)	986	713,152
5.35%, 06/28/28	1,830	1,849,941
5.55%, 02/15/34	2,931	2,960,543
5.95%, 08/15/53	1,170	1,138,974
6.10%, 06/28/63	1,515	1,473,465
Security	Par (000)	Value
Diversified Financial Services (continued)
Neuberger Berman Group LLC/Neuberger Berman Finance Corp., 4.88%, 04/15/45(a)(b)	$490	$406,833
Nomura Holdings, Inc.
2.17%, 07/14/28	2,004	1,909,720
2.61%, 07/14/31	2,390	2,108,069
2.68%, 07/16/30	2,414	2,193,239
2.71%, 01/22/29	1,010	958,038
3.00%, 01/22/32(a)	1,893	1,682,518
3.10%, 01/16/30	3,184	2,975,729
4.90%, 07/01/30	1,628	1,607,382
5.00%, 06/29/29	1,535	1,531,501
5.04%, 06/10/36, (5-year CMT + 1.30%)(a)(d)	1,680	1,621,611
5.17%, 07/14/31	1,560	1,543,238
5.49%, 06/29/35(a)	985	980,638
5.55%, 07/14/36	1,715	1,676,091
5.61%, 07/06/29	1,075	1,091,144
5.78%, 07/03/34(a)	1,990	2,013,881
5.84%, 01/18/28	2,030	2,057,332
6.07%, 07/12/28(a)	1,700	1,736,899
6.09%, 07/12/33(a)	1,343	1,389,749
6.18%, 01/18/33	790	820,113
Nuveen LLC
4.00%, 11/01/28(a)(b)	3,300	3,251,471
5.55%, 01/15/30(b)	1,810	1,822,814
5.85%, 04/15/34(b)	1,265	1,280,177
ORIX Corp.
2.25%, 03/09/31(a)	1,560	1,381,553
4.00%, 04/13/32	945	894,508
4.45%, 09/09/30(a)	1,986	1,938,078
4.65%, 09/10/29	1,013	1,007,785
5.00%, 09/13/27(a)	570	572,583
5.20%, 09/13/32(a)	780	781,321
5.40%, 02/25/35	884	873,377
Power Finance Corp. Ltd.
3.95%, 04/23/30(a)(b)	1,086	1,033,609
6.15%, 12/06/28(b)	1,040	1,061,233
Radian Group, Inc., 6.20%, 05/15/29	1,130	1,160,678
Raymond James Financial, Inc.
3.75%, 04/01/51	1,785	1,243,236
4.65%, 04/01/30	1,207	1,196,106
4.90%, 09/11/35	1,445	1,372,761
4.95%, 07/15/46	1,565	1,357,460
5.65%, 09/11/55(a)	1,025	949,500
REC Ltd.
4.75%, 09/27/29(b)	305	300,757
5.63%, 04/11/28(b)	705	709,453
Stellantis Financial Services U.S. Corp.
4.95%, 09/15/28(b)	1,615	1,601,174
5.40%, 09/15/30(a)(b)	1,953	1,891,031
Stifel Financial Corp., 4.00%, 05/15/30	810	776,106
Sumisho Air Lease Corp.
2.10%, 09/01/28	1,128	1,067,402
2.88%, 01/15/32(a)	1,285	1,135,666
3.00%, 02/01/30	1,029	957,988
3.13%, 12/01/30	1,264	1,160,893
3.25%, 10/01/29(a)	968	917,456
3.63%, 12/01/27	792	781,219
4.40%, 03/24/28(b)	2,280	2,265,869
4.50%, 03/24/29(b)	2,060	2,033,842
4.63%, 10/01/28(a)	870	866,485
4.85%, 03/24/31(b)	2,350	2,299,423

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
5.10%, 03/01/29(a)	$960	$961,581
5.20%, 07/15/31	1,170	1,159,152
5.30%, 02/01/28	1,165	1,171,531
5.50%, 03/24/36(a)(b)	1,104	1,076,366
5.85%, 12/15/27	1,160	1,175,000
SURA Asset Management SA, 6.35%, 05/13/32(a)(b)	480	497,232
Synchrony Financial
2.88%, 10/28/31(a)	2,541	2,230,983
3.95%, 12/01/27	2,121	2,097,560
4.95%, 02/25/32, (1-day SOFR + 1.53%)(d)	925	895,907
5.02%, 07/29/29, (1-day SOFR + 1.40%)(d)	490	488,510
5.15%, 03/19/29	1,663	1,658,061
5.45%, 10/15/30, (1-day SOFR + 1.35%)(a)(d)	960	959,247
5.45%, 03/06/31, (1-day SOFR + 1.68%)(d)	395	393,598
5.94%, 08/02/30, (1-day SOFR Index + 2.13%)(d)	2,165	2,195,969
6.00%, 07/29/36, (1-day SOFR + 2.07%)(d)	929	915,794
6.28%, 07/31/37, (1-day SOFR + 2.03%)(d)	915	910,442
TPG Operating Group II LP
4.88%, 05/15/31	205	200,265
5.38%, 01/15/36	1,375	1,318,395
5.88%, 03/05/34(a)	1,275	1,281,725
UBS Americas, Inc., 7.13%, 07/15/32(a)	1,375	1,509,068
USAA Capital Corp.
2.13%, 05/01/30(b)	672	609,398
4.38%, 06/01/28(b)	725	721,292
Visa, Inc.
1.10%, 02/15/31(a)	2,019	1,734,195
2.00%, 08/15/50(a)	3,987	2,046,107
2.05%, 04/15/30(a)	3,143	2,866,720
2.70%, 04/15/40	2,268	1,665,408
2.75%, 09/15/27	1,090	1,073,154
3.65%, 09/15/47	1,882	1,389,088
3.80%, 02/12/29	1,880	1,848,917
4.10%, 02/12/31	1,395	1,364,510
4.15%, 12/14/35(a)	2,609	2,433,011
4.30%, 12/14/45	5,052	4,171,009
4.40%, 02/12/33(a)	1,286	1,247,224
4.70%, 02/12/36	1,032	995,237
Voya Financial, Inc.
4.70%, 01/23/48, (3-mo. SOFR US + 2.34%)(a)(d)	499	490,049
4.80%, 06/15/46	673	570,806
5.00%, 09/20/34(a)	1,000	963,274
5.05%, 03/02/36	400	380,467
5.70%, 07/15/43(a)	886	846,125
Voya Global Funding
4.60%, 11/24/30(b)	430	419,097
5.27%, 08/18/31(b)	740	735,750
Western Union Co. (The)
2.75%, 03/15/31(a)	601	541,008
4.75%, 06/15/29	1,015	1,000,470
6.20%, 11/17/36(a)	958	968,308
6.20%, 06/21/40	605	588,322
		614,147,734
Electric — 9.1%
Abu Dhabi National Energy Co. PJSC
2.00%, 04/29/28(a)(b)	1,145	1,094,986
3.40%, 04/29/51(b)	1,460	964,034
4.00%, 10/03/49(a)(b)	1,340	995,297
Security	Par (000)	Value
Electric (continued)
4.38%, 01/24/29(b)	$70	$69,090
4.38%, 10/09/31(b)	455	437,697
4.70%, 04/24/33(b)	1,890	1,842,108
4.75%, 03/09/37(b)	1,955	1,841,002
4.88%, 04/23/30(b)	1,752	1,745,845
6.50%, 10/27/36(a)(b)	1,439	1,553,008
Acwa Power Management And Investments One Ltd., 5.95%, 12/15/39(b)	160	157,027
Adani Electricity Mumbai Ltd.
3.87%, 07/22/31(b)	300	273,207
3.95%, 02/12/30(b)	647	608,152
Adani Transmission Step-One Ltd., 4.25%, 05/21/36(b)	349	312,644
AEP Texas, Inc.
3.45%, 05/15/51	748	481,007
3.80%, 10/01/47(a)	413	295,318
3.95%, 06/01/28	1,069	1,053,276
4.70%, 05/15/32	1,120	1,085,919
5.25%, 05/15/52	900	778,786
5.40%, 06/01/33	1,010	1,004,449
5.45%, 05/15/29	1,545	1,566,261
5.70%, 05/15/34	1,260	1,272,260
5.85%, 10/15/55	1,340	1,253,726
Series E, 6.65%, 02/15/33(a)	474	506,091
Series G, 4.15%, 05/01/49	675	500,221
Series H, 3.45%, 01/15/50	933	608,203
Series I, 2.10%, 07/01/30(a)	1,497	1,345,139
Series Q, 5.20%, 04/15/36(a)	1,425	1,373,027
AEP Transmission Co. LLC
3.15%, 09/15/49	815	519,051
3.75%, 12/01/47	869	629,124
3.80%, 06/15/49	845	605,402
4.00%, 12/01/46	815	627,461
4.25%, 09/15/48	590	461,557
4.50%, 06/15/52(a)	1,135	902,838
5.15%, 04/01/34(a)	825	817,418
5.25%, 06/01/36	565	554,278
5.38%, 06/15/35	845	841,387
5.40%, 03/15/53	1,415	1,289,457
Series M, 3.65%, 04/01/50	1,040	727,312
Series N, 2.75%, 08/15/51(a)	967	561,586
AES Andes SA
6.25%, 03/14/32(b)	85	87,096
6.30%, 03/15/29(b)	185	188,048
AES Corp. (The)
2.45%, 01/15/31	2,205	1,945,426
3.95%, 07/15/30(b)	1,224	1,162,769
5.45%, 06/01/28	1,865	1,878,964
5.80%, 03/15/32(a)	1,250	1,253,550
Alabama Power Co.
3.00%, 03/15/52	1,210	735,249
3.05%, 03/15/32	1,185	1,071,251
3.13%, 07/15/51	1,325	828,319
3.45%, 10/01/49	1,379	935,174
3.75%, 09/01/27	980	973,947
3.75%, 03/01/45	1,626	1,217,483
3.85%, 12/01/42	660	516,971
3.94%, 09/01/32	773	728,493
4.10%, 01/15/42(a)	380	304,192
4.15%, 08/15/44	986	788,079
4.30%, 01/02/46	935	751,966
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
5.10%, 04/02/35	$1,045	$1,026,117
5.50%, 03/15/41	425	410,325
5.70%, 02/15/33	494	507,290
5.85%, 11/15/33	1,180	1,217,858
6.00%, 03/01/39	1,171	1,196,645
6.13%, 05/15/38	532	555,921
Series 11-C, 5.20%, 06/01/41	451	419,964
Series 20-A, 1.45%, 09/15/30	1,015	887,473
Series A, 4.30%, 07/15/48	941	740,837
Series B, 3.70%, 12/01/47(a)	1,306	939,521
Series C, 4.30%, 03/15/31(a)	850	825,663
Alexander Funding Trust II, 7.47%, 07/31/28(a)(b)	685	711,577
Alfa Desarrollo SpA, 4.55%, 09/27/51(b)	1,295	1,015,168
Alliant Energy Corp., 5.75%, 04/01/56, (5-year CMT + 2.08%)(d)	265	259,424
Alliant Energy Finance LLC
3.60%, 03/01/32(b)	29	26,628
4.25%, 06/15/28(a)(b)	710	701,443
5.95%, 03/30/29(b)	655	669,017
Ameren Corp.
1.75%, 03/15/28	1,125	1,075,150
3.50%, 01/15/31	1,199	1,124,206
5.00%, 01/15/29	1,505	1,511,257
5.00%, 05/15/36	750	715,780
5.38%, 03/15/35	1,010	997,184
Ameren Illinois Co.
1.55%, 11/15/30(a)	623	543,093
2.90%, 06/15/51	600	363,908
3.25%, 03/15/50	635	417,433
3.70%, 12/01/47	1,097	793,187
3.80%, 05/15/28	1,055	1,041,440
3.85%, 09/01/32	305	284,930
4.15%, 03/15/46	825	650,956
4.30%, 07/01/44	634	506,933
4.50%, 03/15/49	899	733,104
4.80%, 12/15/43	650	555,776
4.95%, 06/01/33	1,365	1,343,220
5.50%, 09/15/36	735	737,538
5.55%, 07/01/54(a)	1,265	1,174,537
5.63%, 03/01/55	1,440	1,350,161
5.90%, 12/01/52	605	592,533
American Electric Power Co., Inc.
2.30%, 03/01/30	1,225	1,117,367
3.20%, 11/13/27(a)	973	956,811
3.25%, 03/01/50	658	421,346
5.20%, 01/15/29	2,494	2,514,692
5.63%, 03/01/33(a)	1,478	1,505,009
5.75%, 11/01/27	1,291	1,305,826
5.95%, 11/01/32	975	1,006,896
6.95%, 12/15/54, (5-year CMT + 2.68%)(d)	305	320,311
7.05%, 12/15/54, (5-year CMT + 2.75%)(d)	545	563,781
Series C, 5.80%, 03/15/56, (5-year CMT + 2.13%)(d)	1,300	1,276,784
Series D, 6.05%, 03/15/56, (5-year CMT + 1.94%)(d)	2,747	2,671,980
Series J, 4.30%, 12/01/28	1,217	1,204,045
American Transmission Co. LLC, 5.75%, 04/01/56(b)	10	9,496
Security	Par (000)	Value
Electric (continued)
American Transmission Systems, Inc.
2.65%, 01/15/32(b)	$937	$825,958
5.00%, 09/01/44(b)	683	599,299
Appalachian Power Co.
4.40%, 05/15/44(a)	632	513,453
4.45%, 06/01/45	638	511,635
4.50%, 08/01/32(a)	975	940,105
5.65%, 04/01/34	900	907,398
7.00%, 04/01/38(a)	708	773,957
Series AA, 2.70%, 04/01/31(a)	1,150	1,038,038
Series L, 5.80%, 10/01/35(a)	516	514,839
Series P, 6.70%, 08/15/37	540	572,200
Series Y, 4.50%, 03/01/49(a)	832	657,673
Series Z, 3.70%, 05/01/50	1,035	708,705
Arizona Public Service Co.
2.20%, 12/15/31	973	839,122
2.60%, 08/15/29(a)	1,145	1,074,122
2.65%, 09/15/50(a)	680	388,117
2.95%, 09/15/27	655	645,227
3.35%, 05/15/50(a)	1,130	731,126
3.50%, 12/01/49(a)	655	436,461
3.75%, 05/15/46	810	586,579
4.20%, 08/15/48(a)	659	502,971
4.25%, 03/01/49(a)	756	576,267
4.35%, 11/15/45	903	719,230
4.50%, 04/01/42	825	698,029
4.70%, 01/15/44	140	116,160
5.05%, 09/01/41	680	613,221
5.10%, 03/15/36	960	922,980
5.50%, 09/01/35	810	808,479
5.55%, 08/01/33	840	845,388
5.70%, 08/15/34	1,335	1,352,325
5.90%, 08/15/55(a)	1,845	1,756,423
6.25%, 08/15/56	755	750,944
6.35%, 12/15/32	1,070	1,120,904
Atlantic City Electric Co.
2.30%, 03/15/31	630	561,218
4.00%, 10/15/28(a)	1,027	1,012,527
Atlantica Transmision Sur SA, 6.88%, 04/30/43(b)	118	125,716
Ausgrid Finance Pty. Ltd., 4.35%, 08/01/28(a)(b)	400	396,069
Avangrid, Inc., 3.80%, 06/01/29	1,618	1,569,602
Avista Corp.
4.00%, 04/01/52	760	552,224
4.35%, 06/01/48	1,015	804,164
Baltimore Gas and Electric Co.
2.25%, 06/15/31	1,340	1,182,122
2.90%, 06/15/50	679	406,866
3.20%, 09/15/49	866	553,913
3.50%, 08/15/46	1,316	924,005
3.75%, 08/15/47	859	619,905
4.25%, 09/15/48	413	319,620
4.55%, 06/01/52	920	728,914
5.15%, 06/01/33	995	986,123
5.30%, 06/01/34	794	788,224
5.40%, 06/01/53(a)	1,390	1,251,969
5.45%, 06/01/35	1,095	1,089,916
5.65%, 06/01/54	884	824,941
6.05%, 06/01/56	1,020	1,000,018
6.35%, 10/01/36	782	826,966

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Basin Electric Power Cooperative
4.75%, 04/26/47(a)(b)	$605	$512,881
5.85%, 10/15/55	1,285	1,198,528
Berkshire Hathaway Energy Co.
1.65%, 05/15/31	1,240	1,064,023
2.85%, 05/15/51	2,524	1,468,458
3.25%, 04/15/28	1,049	1,026,632
3.70%, 07/15/30	2,266	2,167,910
3.80%, 07/15/48	1,388	993,609
4.25%, 10/15/50	1,449	1,094,899
4.45%, 01/15/49	1,711	1,353,068
4.50%, 02/01/45	1,449	1,190,250
4.60%, 05/01/53(a)	1,628	1,290,165
5.15%, 11/15/43	1,598	1,447,808
5.95%, 05/15/37	1,539	1,583,864
6.13%, 04/01/36	2,891	3,007,274
8.48%, 09/15/28	1,210	1,294,464
Black Hills Corp.
2.50%, 06/15/30	840	762,698
3.05%, 10/15/29	631	594,967
3.88%, 10/15/49(a)	634	446,463
4.20%, 09/15/46	555	437,608
4.35%, 05/01/33	693	644,421
4.55%, 01/31/31	610	594,083
5.95%, 03/15/28	890	904,537
6.00%, 01/15/35	575	583,341
6.15%, 05/15/34(a)	970	997,009
Brookfield Infrastructure Finance ULC, 6.75%, 03/15/55, (5-year CMT + 2.45%)(d)	105	104,305
Buffalo Energy Mexico Holdings/Buffalo Energy Infrastructure/Buffalo Energy, 7.88%, 02/15/39(b)	1	1,311
Capital Power U.S. Holdings, Inc.
5.26%, 06/01/28(a)(b)	725	726,207
6.19%, 06/01/35(b)	430	435,345
Celeo Redes Operacion Chile SA, 5.20%, 06/22/47(b)	266	245,995
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42	833	637,348
3.60%, 03/01/52	740	511,691
3.95%, 03/01/48(a)	1,264	961,446
4.50%, 04/01/44	1,146	966,889
4.80%, 03/15/30	1,103	1,098,838
4.95%, 04/01/33	930	912,109
5.05%, 03/01/35	1,160	1,131,206
5.15%, 03/01/34(a)	780	771,622
5.20%, 10/01/28(a)	1,525	1,540,506
5.30%, 04/01/53(a)	606	552,497
Series AC, 4.25%, 02/01/49	100	78,606
Series AD, 2.90%, 07/01/50	1,216	743,669
Series AE, 2.35%, 04/01/31(a)	1,100	982,529
Series AF, 3.35%, 04/01/51	2,152	1,424,712
Series AG, 3.00%, 03/01/32	935	843,642
Series AI, 4.45%, 10/01/32(a)	850	818,120
Series AJ, 4.85%, 10/01/52	1,050	891,988
Series AQ, 4.95%, 08/15/35	1,170	1,129,387
Series AR, 4.85%, 04/01/36	1,235	1,177,908
Series K2, 6.95%, 03/15/33	925	1,010,279
CenterPoint Energy, Inc.
2.95%, 03/01/30	884	823,805
5.40%, 06/01/29(a)	1,460	1,481,814
Security	Par (000)	Value
Electric (continued)
5.95%, 04/01/56, (5-year CMT + 2.22%)(d)	$560	$552,056
6.40%, 08/15/58, (5-year CMT + 1.89%)(d)	275	276,176
6.70%, 05/15/55, (5-year CMT + 2.59%)(d)	940	955,935
Series A, 7.00%, 02/15/55, (5-year CMT + 3.25%)(d)	415	428,191
Series B, 6.85%, 02/15/55, (5-year CMT + 2.95%)(a)(d)	540	558,640
CEZ A/S, 5.63%, 04/03/42(b)	70	62,092
Chpe LLC
4.88%, 06/30/31(b)	1,140	1,123,510
5.10%, 06/30/33(b)	800	784,081
5.35%, 06/30/36(b)	1,450	1,409,874
5.88%, 06/29/46(a)(b)	650	628,133
Cleco Corporate Holdings LLC
3.38%, 09/15/29(a)	487	458,247
4.97%, 05/01/46	622	513,351
Cleco Power LLC
5.30%, 01/15/36(a)(b)	445	434,950
6.00%, 12/01/40	415	412,600
6.50%, 12/01/35(a)	397	416,643
Cleveland Electric Illuminating Co. (The)
3.50%, 04/01/28(b)	915	895,373
4.55%, 11/15/30(a)(b)	655	637,467
5.00%, 02/15/30(a)(b)	645	644,212
5.95%, 12/15/36	587	594,305
CMS Energy Corp.
3.75%, 12/01/50, (5-year CMT + 2.90%)(d)	731	674,035
4.70%, 03/31/43	352	294,007
4.75%, 06/01/50, (5-year CMT + 4.12%)(a)(d)	884	857,728
4.88%, 03/01/44	698	594,257
6.50%, 06/01/55, (5-year CMT + 1.96%)(d)	1,609	1,619,759
Colbun SA
3.15%, 03/06/30(a)(b)	860	805,487
3.15%, 01/19/32(b)	420	378,047
5.38%, 09/11/35(b)	90	88,547
Cometa Energia SA de CV, 6.38%, 04/24/35(b)	575	586,187
Comision Federal de Electricidad
3.35%, 02/09/31(a)(b)	1,725	1,560,794
3.88%, 07/26/33(b)	1,361	1,172,350
4.68%, 02/09/51(b)	1,444	1,015,820
4.69%, 05/15/29(b)	1,007	988,870
5.70%, 01/24/30(b)	535	535,822
5.75%, 02/14/42(a)(b)	1,307	1,137,090
6.05%, 01/28/34(b)	1,800	1,752,300
6.13%, 06/16/45(b)	320	283,638
6.26%, 02/15/52(b)	1,155	1,007,780
6.45%, 01/24/35(b)	1,885	1,872,499
6.50%, 01/28/51(a)(b)	900	866,250
Commonwealth Edison Co.
2.20%, 03/01/30	627	573,092
3.00%, 03/01/50	1,060	656,145
3.15%, 03/15/32	410	372,759
3.65%, 06/15/46	1,354	979,281
3.70%, 08/15/28(a)	1,039	1,021,671
3.70%, 03/01/45	897	666,059
3.80%, 10/01/42(a)	482	377,263
4.00%, 03/01/48	1,550	1,160,213
4.00%, 03/01/49	915	685,007
4.35%, 11/15/45	1,060	855,640
4.55%, 06/01/31	865	848,032
4.60%, 08/15/43	678	579,858
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
4.70%, 01/15/44	$578	$497,151
4.90%, 02/01/33	460	453,089
5.30%, 06/01/34	395	394,757
5.30%, 02/01/53	1,316	1,172,486
5.65%, 06/01/54	1,000	935,963
5.85%, 06/01/56	1,315	1,267,586
5.95%, 06/01/55	1,230	1,198,144
6.45%, 01/15/38	1,004	1,070,842
Series 123, 3.75%, 08/15/47	1,329	963,261
Series 127, 3.20%, 11/15/49	711	459,125
Series 130, 3.13%, 03/15/51	1,615	1,013,144
Series 131, 2.75%, 09/01/51	790	455,271
Series 133, 3.85%, 03/15/52	690	490,911
Connecticut Light and Power Co. (The)
4.00%, 04/01/48	1,285	978,788
4.30%, 04/15/44	890	728,768
4.65%, 01/01/29	1,270	1,267,172
4.90%, 07/01/33	532	522,088
4.95%, 01/15/30	860	861,793
4.95%, 08/15/34	700	679,969
5.25%, 01/15/53	757	677,705
6.35%, 06/01/36	10	10,543
Series A, 2.05%, 07/01/31	931	812,705
Series A, 4.15%, 06/01/45	890	708,448
Consolidated Edison Co. of New York, Inc.
2.40%, 06/15/31(a)	2,022	1,798,343
3.20%, 12/01/51	1,460	915,065
3.60%, 06/15/61	1,295	831,979
3.70%, 11/15/59	1,186	773,928
3.80%, 05/15/28(a)	795	784,223
3.85%, 06/15/46	1,089	805,594
3.95%, 03/01/43	1,730	1,362,312
4.45%, 03/15/44	1,534	1,272,729
4.50%, 12/01/45(a)	1,156	949,404
4.50%, 05/15/58	1,339	1,027,218
4.63%, 12/01/54	2,010	1,587,211
5.13%, 03/15/35	50	48,914
5.15%, 06/15/36(a)	915	892,567
5.20%, 03/01/33(a)	1,120	1,120,137
5.38%, 05/15/34	810	809,629
5.50%, 03/15/34	1,175	1,189,138
5.50%, 03/15/55	900	817,554
5.70%, 06/15/40(a)	830	819,071
5.70%, 05/15/54	1,110	1,039,490
5.75%, 11/15/55	1,185	1,113,250
5.88%, 06/15/56	1,220	1,162,687
5.90%, 11/15/53(a)	1,880	1,805,297
6.15%, 11/15/52(a)	1,285	1,283,750
Series 05-A, 5.30%, 03/01/35	759	753,815
Series 06-A, 5.85%, 03/15/36	835	856,423
Series 06-B, 6.20%, 06/15/36(a)	962	1,009,220
Series 06-E, 5.70%, 12/01/36	655	652,629
Series 07-A, 6.30%, 08/15/37	923	968,546
Series 08-B, 6.75%, 04/01/38	1,269	1,383,280
Series 09-C, 5.50%, 12/01/39	843	821,401
Series 12-A, 4.20%, 03/15/42	859	707,017
Series 2017, 3.88%, 06/15/47	1,144	842,669
Series 20A, 3.35%, 04/01/30	1,516	1,438,803
Series 20B, 3.95%, 04/01/50	2,267	1,668,875
Series A, 4.13%, 05/15/49	1,269	956,557
Series B, 3.13%, 11/15/27	807	793,410
Security	Par (000)	Value
Electric (continued)
Series C, 3.00%, 12/01/60	$895	$499,361
Series C, 4.00%, 11/15/57	830	584,315
Series C, 4.30%, 12/01/56	1,031	770,073
Series D, 4.00%, 12/01/28	1,080	1,063,901
Series E, 4.65%, 12/01/48	1,488	1,220,713
Consorcio Transmantaro SA
4.70%, 04/16/34(b)	1,250	1,210,612
5.20%, 04/11/38(a)(b)	895	865,020
Constellation Energy Generation LLC
3.75%, 03/01/31	750	706,774
3.90%, 01/08/28	1,400	1,386,329
4.40%, 01/15/31	815	791,686
4.55%, 06/01/29	1,540	1,526,044
4.63%, 02/01/29(a)	790	781,647
4.80%, 01/15/32	965	944,953
5.00%, 02/01/31(a)	1,400	1,386,605
5.30%, 06/01/36	1,537	1,489,648
5.60%, 03/01/28	1,560	1,579,496
5.60%, 06/15/42	1,530	1,459,448
5.75%, 10/01/41	911	891,343
5.75%, 03/15/54(a)	2,280	2,143,263
5.80%, 03/01/33	1,539	1,576,880
5.88%, 01/15/66	1,260	1,175,127
6.13%, 01/15/34	990	1,029,530
6.25%, 10/01/39(a)	1,610	1,641,339
6.50%, 10/01/53	1,678	1,722,859
Consumers Energy Co.
3.10%, 08/15/50	1,240	789,630
3.25%, 08/15/46	820	566,592
3.50%, 08/01/51	1,135	772,268
3.60%, 08/15/32(a)	850	788,789
3.75%, 02/15/50	713	508,048
3.80%, 11/15/28	721	708,461
3.95%, 05/15/43	625	498,629
3.95%, 07/15/47	743	564,004
4.05%, 05/15/48(a)	1,600	1,222,610
4.10%, 11/15/45(a)	445	339,707
4.20%, 09/01/52	1,070	813,144
4.35%, 04/15/49	1,041	828,779
4.35%, 08/31/64(a)	740	534,634
4.50%, 01/15/31	957	938,555
4.60%, 05/30/29	1,240	1,235,998
4.63%, 05/15/33	1,415	1,369,748
4.65%, 03/01/28(a)	865	865,927
4.70%, 01/15/30	1,545	1,537,042
4.90%, 02/15/29	1,705	1,712,075
4.90%, 08/15/31(a)	575	571,908
5.05%, 05/15/35	935	915,460
5.13%, 05/01/36	965	943,922
6.10%, 08/15/56	335	335,665
Cumberland Combined Cycle Generation LLC, 5.82%, 05/15/56	2,861	2,820,402
Dayton Power & Light Co. (The)
3.95%, 06/15/49	705	510,135
4.55%, 08/15/30(a)	1,315	1,286,369
Delmarva Power & Light Co.
4.00%, 06/01/42(a)	380	301,100
4.15%, 05/15/45	736	584,172
Dhafrah Pv2 Energy Co. LLC, 5.79%, 06/30/53(b)	1,504	1,453,176

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Dominion Energy South Carolina, Inc.
4.60%, 06/15/43	$827	$709,565
5.10%, 06/01/65	210	177,842
5.30%, 05/15/33	650	651,502
5.45%, 02/01/41(a)	235	226,659
6.05%, 01/15/38	1,121	1,156,474
6.25%, 10/15/53(a)	1,215	1,241,014
6.63%, 02/01/32	1,085	1,163,576
Series 2025, 5.30%, 01/15/35	739	733,513
Series A, 2.30%, 12/01/31	822	718,433
Dominion Energy, Inc.
4.25%, 06/01/28	1,053	1,044,364
4.35%, 08/15/32	825	785,266
4.60%, 05/15/28	1,855	1,851,152
4.70%, 12/01/44(a)	900	753,280
4.85%, 08/15/52	960	784,603
5.00%, 06/15/30	1,805	1,802,145
5.35%, 06/15/36	1,772	1,720,464
5.38%, 11/15/32	1,755	1,759,067
5.45%, 03/15/35	1,875	1,851,261
6.00%, 02/15/56, (5-year CMT + 2.26%)(a)(d)	705	699,249
6.15%, 12/15/56, (5-year CMT + 1.87%)(d)	630	621,982
6.20%, 02/15/56, (5-year CMT + 2.01%)(d)	1,540	1,509,773
6.25%, 12/15/56, (5-year CMT + 1.70%)(d)	125	123,260
6.63%, 05/15/55, (5-year CMT + 2.21%)(d)	2,135	2,143,461
7.00%, 06/15/38	1,091	1,190,870
Series A, 4.60%, 03/15/49	624	496,657
Series A, 6.88%, 02/01/55, (5-year CMT + 2.39%)(d)	90	91,565
Series B, 3.30%, 04/15/41	1,170	857,669
Series B, 5.95%, 06/15/35	1,155	1,179,885
Series B, 7.00%, 06/01/54, (5-year CMT + 2.51%)(a)(d)	260	270,411
Series C, 2.25%, 08/15/31(a)	1,660	1,449,785
Series C, 3.38%, 04/01/30	3,131	2,962,914
Series C, 4.05%, 09/15/42	1,134	892,895
Series C, 4.90%, 08/01/41(a)	1,386	1,223,328
Series E, 6.30%, 03/15/33(a)	616	645,962
Series F, 5.25%, 08/01/33	2,019	1,993,639
DTE Electric Co.
2.25%, 03/01/30	964	882,557
2.95%, 03/01/50(a)	1,340	835,139
3.70%, 03/15/45	663	493,668
3.70%, 06/01/46	829	606,252
3.75%, 08/15/47	1,137	831,488
3.95%, 06/15/42	504	394,137
3.95%, 03/01/49	2,079	1,547,300
4.30%, 07/01/44	600	490,908
5.20%, 04/01/33	1,036	1,038,025
5.20%, 03/01/34	1,068	1,064,456
5.25%, 05/15/35	1,316	1,301,674
5.40%, 04/01/53(a)	1,078	989,673
5.70%, 10/01/37	371	372,478
5.85%, 05/15/55	845	816,999
Series A, 1.90%, 04/01/28	1,290	1,238,542
Series A, 3.00%, 03/01/32	790	716,219
Series A, 4.00%, 04/01/43	790	631,952
Series A, 4.05%, 05/15/48	1,010	772,109
Series A, 4.85%, 03/01/36(a)	1,220	1,161,971
Series A, 6.63%, 06/01/36	205	222,093
Series B, 3.25%, 04/01/51(a)	1,042	676,584
Security	Par (000)	Value
Electric (continued)
Series B, 3.65%, 03/01/52	$732	$506,649
Series B, 5.55%, 03/01/56(a)	1,300	1,203,744
Series C, 2.63%, 03/01/31(a)	1,183	1,072,158
DTE Energy Co.
2.95%, 03/01/30	824	769,910
4.88%, 06/01/28	1,550	1,552,812
5.05%, 10/01/35(a)	685	657,791
5.10%, 03/01/29	2,326	2,339,627
5.20%, 04/01/30	2,095	2,105,038
5.85%, 06/01/34	1,780	1,818,339
Series C, 3.40%, 06/15/29	1,203	1,154,850
Series C, 6.20%, 07/01/58, (5-year CMT + 1.81%)(d)	700	697,165
Duke Energy Carolinas LLC
2.45%, 08/15/29(a)	966	904,539
2.45%, 02/01/30	793	732,695
2.55%, 04/15/31	1,112	1,000,632
2.85%, 03/15/32	1,110	989,997
3.20%, 08/15/49	1,679	1,090,465
3.45%, 04/15/51	1,280	854,443
3.55%, 03/15/52	987	668,779
3.70%, 12/01/47	1,004	722,152
3.75%, 06/01/45	1,284	956,485
3.88%, 03/15/46	963	722,693
3.95%, 11/15/28(a)	1,428	1,406,624
3.95%, 03/15/48	1,231	915,307
4.00%, 09/30/42	1,318	1,058,584
4.25%, 12/15/41	1,365	1,144,807
4.65%, 06/15/31	965	951,271
4.85%, 03/15/30	834	834,385
4.85%, 01/15/34(a)	895	871,661
4.95%, 01/15/33	2,205	2,182,098
5.15%, 06/15/36	1,400	1,364,816
5.25%, 03/15/35	1,005	994,358
5.30%, 02/15/40	1,322	1,270,774
5.35%, 01/15/53	1,930	1,740,932
5.40%, 01/15/54(a)	821	747,717
5.75%, 06/15/56	2,157	2,049,564
6.00%, 01/15/38	1,192	1,228,301
6.05%, 04/15/38(a)	1,122	1,165,065
6.10%, 06/01/37	1,096	1,134,799
6.45%, 10/15/32	845	896,702
Series A, 6.00%, 12/01/28	747	766,475
Duke Energy Corp.
2.45%, 06/01/30	1,553	1,415,766
2.55%, 06/15/31	1,854	1,655,021
3.30%, 06/15/41	1,104	811,897
3.40%, 06/15/29	1,385	1,332,353
3.50%, 06/15/51	1,505	977,616
3.75%, 09/01/46	2,476	1,774,424
3.95%, 08/15/47(a)	911	664,163
4.20%, 06/15/49	1,205	900,451
4.30%, 03/15/28	1,791	1,780,242
4.50%, 08/15/32	2,315	2,230,787
4.80%, 12/15/45	1,061	898,914
4.85%, 01/05/29	890	890,469
4.95%, 09/15/35(a)	1,585	1,514,180
5.00%, 12/08/27	965	968,894
5.00%, 08/15/52	2,424	2,009,345
5.45%, 06/15/34	1,525	1,524,882
5.70%, 09/15/55(a)	1,440	1,319,966
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
5.75%, 09/15/33	$1,210	$1,235,179
5.80%, 06/15/54	1,203	1,115,753
6.10%, 09/15/53	1,615	1,571,669
6.45%, 09/01/54, (5-year CMT + 2.59%)(d)	1,105	1,127,172
Duke Energy Florida LLC
1.75%, 06/15/30(a)	1,135	1,012,608
2.40%, 12/15/31(a)	1,067	938,287
2.50%, 12/01/29	1,156	1,074,988
3.00%, 12/15/51(a)	1,096	667,287
3.40%, 10/01/46	1,410	983,250
3.80%, 07/15/28	543	535,796
3.85%, 11/15/42	964	758,092
4.20%, 12/01/30	490	476,777
4.20%, 07/15/48	1,057	813,993
4.85%, 12/01/35	1,151	1,101,753
5.65%, 04/01/40(a)	725	719,458
5.88%, 11/15/33	1,555	1,608,865
5.95%, 11/15/52(a)	948	925,263
6.20%, 11/15/53(a)	1,030	1,046,214
6.35%, 09/15/37	1,294	1,367,362
6.40%, 06/15/38	1,773	1,879,169
Duke Energy Indiana LLC
2.75%, 04/01/50	685	400,609
3.75%, 05/15/46	842	622,802
5.25%, 03/01/34	836	830,823
5.40%, 04/01/53	1,220	1,098,406
5.90%, 05/15/55(a)	880	854,714
6.12%, 10/15/35(a)	674	700,425
6.35%, 08/15/38(a)	1,237	1,313,228
6.45%, 04/01/39	1,219	1,297,884
Series DDDD, 4.95%, 03/15/36(a)	831	797,230
Series UUU, 4.20%, 03/15/42(a)	515	419,930
Series WWW, 4.90%, 07/15/43	705	629,511
Series YYY, 3.25%, 10/01/49	967	630,423
Duke Energy Ohio, Inc.
2.13%, 06/01/30	673	607,978
3.65%, 02/01/29	831	810,613
3.70%, 06/15/46	720	523,724
4.30%, 02/01/49	844	653,645
5.25%, 04/01/33	823	821,344
5.30%, 06/15/35(a)	889	876,240
5.55%, 03/15/54	835	768,769
5.65%, 04/01/53	650	608,334
Duke Energy Progress LLC
2.00%, 08/15/31(a)	930	811,897
2.50%, 08/15/50	832	459,257
2.90%, 08/15/51	761	453,297
3.40%, 04/01/32	826	759,514
3.45%, 03/15/29(a)	1,249	1,211,555
3.60%, 09/15/47	1,156	817,973
3.70%, 09/01/28(a)	868	852,984
3.70%, 10/15/46	851	619,143
4.00%, 04/01/52	1,015	738,503
4.10%, 05/15/42	979	797,425
4.10%, 03/15/43(a)	1,229	988,740
4.15%, 12/01/44	1,014	804,976
4.20%, 08/15/45	1,474	1,171,154
4.38%, 03/30/44	963	792,739
5.05%, 03/15/35	2,229	2,175,867
5.10%, 03/15/34(a)	1,175	1,170,093
5.25%, 03/15/33	1,065	1,067,994
Security	Par (000)	Value
Electric (continued)
5.35%, 03/15/53	$1,240	$1,114,270
5.55%, 03/15/55	985	909,348
6.30%, 04/01/38	1,095	1,154,298
Duquesne Light Holdings, Inc.
2.53%, 10/01/30(b)	790	707,529
2.78%, 01/07/32(a)(b)	710	621,362
E.ON International Finance BV, 6.65%, 04/30/38(a)(b)	1,835	1,971,023
Edison International
4.13%, 03/15/28	1,200	1,177,973
4.80%, 03/15/31(a)	910	870,092
5.00%, 05/05/28(a)	350	349,149
5.25%, 11/15/28	1,190	1,183,264
5.25%, 03/15/32	655	631,160
5.45%, 06/15/29	950	949,466
6.25%, 03/15/30	1,132	1,142,544
6.95%, 11/15/29	980	1,011,993
EDP Finance BV, 1.71%, 01/24/28(a)(b)	1,412	1,353,450
El Paso Electric Co.
5.00%, 12/01/44	449	382,177
6.00%, 05/15/35	719	723,244
Electricite de France SA
4.50%, 09/21/28(a)(b)	2,453	2,437,750
4.75%, 10/13/35(b)	457	430,756
4.88%, 09/21/38(b)	720	647,213
4.88%, 01/22/44(a)(b)	1,826	1,565,130
4.95%, 10/13/45(a)(b)	1,974	1,685,249
5.00%, 09/21/48(b)	2,419	1,994,920
5.25%, 04/22/36(a)(b)	2,300	2,205,652
5.25%, 10/13/55(a)(b)	560	473,559
5.60%, 01/27/40(b)	1,583	1,517,522
5.65%, 04/22/29(b)	1,138	1,158,699
5.70%, 05/23/28(b)	780	791,649
5.75%, 01/13/35(a)(b)	900	912,845
5.95%, 04/22/34(a)(b)	1,200	1,238,830
6.00%, 04/22/64(b)	2,000	1,841,162
6.00%, 01/22/2114(a)(b)	1,252	1,122,457
6.13%, 04/22/56(b)	1,850	1,739,432
6.25%, 05/23/33(a)(b)	1,145	1,206,067
6.25%, 04/22/66(b)	1,300	1,218,373
6.38%, 01/13/55(b)	1,450	1,419,093
6.90%, 05/23/53(a)(b)	2,080	2,151,647
6.95%, 01/26/39(b)	3,304	3,534,047
Elm Road Generating Station Supercritical LLC, 6.09%, 02/11/40(b)	305	309,302
Emera U.S. Finance LLC
4.50%, 04/01/29	510	503,593
5.20%, 04/01/33	330	322,989
Emera U.S. Finance LP
2.64%, 06/15/31(a)	1,025	912,576
4.75%, 06/15/46(a)	2,070	1,708,410
Emirates Semb Corp. Water & Power Co. PJSC, 4.45%, 08/01/35(b)	506	467,341
Enel Chile SA, 4.88%, 06/12/28	1,821	1,818,827
Enel Finance America LLC, 2.88%, 07/12/41(b)	1,520	1,037,261
Enel Finance International NV
4.75%, 05/25/47(a)(b)	2,524	2,061,120
5.00%, 06/15/32(b)	1,935	1,901,515
5.00%, 09/30/35(a)(b)	2,475	2,351,987
5.50%, 06/26/34(a)(b)	1,490	1,481,500
5.50%, 06/15/52(a)(b)	2,053	1,813,579

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
5.75%, 09/30/55(a)(b)	$1,801	$1,636,482
6.00%, 10/07/39(b)	2,992	2,967,649
6.80%, 09/15/37(a)(b)	2,140	2,280,063
7.50%, 10/14/32(b)	2,375	2,623,424
7.75%, 10/14/52(a)(b)	2,025	2,346,906
ENEL Finance International NV
2.13%, 07/12/28(b)	1,585	1,509,011
2.50%, 07/12/31(b)	2,101	1,854,142
3.50%, 04/06/28(a)(b)	2,335	2,289,110
4.13%, 09/30/28(a)(b)	2,000	1,973,839
4.38%, 09/30/30(b)	1,195	1,162,066
4.63%, 07/13/29(b)	1,980	1,960,878
4.88%, 06/14/29(a)(b)	2,530	2,521,654
4.88%, 07/13/31(b)	1,750	1,718,842
5.13%, 06/26/29(b)	2,815	2,832,754
5.38%, 07/13/36(a)(b)	1,162	1,125,525
Engie Energia Chile SA
3.40%, 01/28/30(b)	440	412,322
6.38%, 04/17/34(b)	485	501,163
Engie SA
5.25%, 04/10/29(b)	1,290	1,300,153
5.63%, 04/10/34(b)	1,305	1,320,675
5.88%, 04/10/54(a)(b)	935	887,326
Entergy Arkansas LLC
2.65%, 06/15/51	1,380	774,190
3.35%, 06/15/52(a)	819	526,827
4.00%, 06/01/28(a)	840	831,600
4.20%, 04/01/49	1,195	915,522
4.95%, 01/15/36(a)	980	939,186
4.95%, 12/15/44	751	647,528
5.15%, 01/15/33	865	860,911
5.30%, 09/15/33	310	310,028
5.45%, 06/01/34	1,325	1,335,109
5.75%, 06/01/54(a)	905	854,643
5.75%, 01/15/56	725	684,113
Entergy Corp.
1.90%, 06/15/28	1,425	1,355,164
2.40%, 06/15/31	1,351	1,192,603
2.80%, 06/15/30	1,231	1,135,652
3.75%, 06/15/50	938	653,579
5.88%, 06/15/56, (5-year CMT + 2.18%)(d)	460	452,972
6.10%, 06/15/56, (5-year CMT + 2.01%)(d)	965	945,816
6.50%, 12/15/56, (5-year CMT + 1.88%)(d)	590	588,746
6.50%, 12/15/58, (5-year CMT + 2.03%)(d)	1,030	1,025,916
7.13%, 12/01/54, (5-year CMT + 2.67%)(d)	1,500	1,542,106
Entergy Louisiana LLC
1.60%, 12/15/30	569	495,620
2.35%, 06/15/32	979	842,839
2.90%, 03/15/51	1,168	693,430
3.05%, 06/01/31(a)	928	852,518
3.10%, 06/15/41	998	730,644
3.12%, 09/01/27	951	941,479
3.25%, 04/01/28	989	968,915
4.00%, 03/15/33	1,894	1,763,292
4.20%, 09/01/48	2,029	1,551,971
4.20%, 04/01/50	1,190	900,537
4.75%, 09/15/52(a)	1,088	898,380
4.90%, 04/15/36	1,140	1,083,798
4.95%, 01/15/45	939	821,194
5.15%, 09/15/34	1,060	1,044,012
5.35%, 03/15/34	865	866,073
Security	Par (000)	Value
Electric (continued)
5.50%, 09/15/36	$1,015	$1,005,432
5.65%, 04/15/56	1,255	1,166,688
5.70%, 03/15/54	1,100	1,032,222
5.80%, 03/15/55	1,467	1,389,585
6.20%, 09/15/56	935	934,105
Entergy Mississippi LLC
2.85%, 06/01/28	812	787,307
3.50%, 06/01/51	830	553,970
3.85%, 06/01/49	845	609,991
5.00%, 09/01/33	1,006	986,429
5.05%, 04/15/36	865	828,597
5.80%, 04/15/55	1,060	1,004,547
5.85%, 06/01/54	755	717,191
Entergy Texas, Inc.
1.75%, 03/15/31	1,735	1,506,012
3.55%, 09/30/49	957	653,292
4.00%, 03/30/29(a)	643	630,596
4.50%, 03/30/39	1,062	938,745
5.00%, 09/15/52	780	660,000
5.15%, 06/01/45(a)	358	322,417
5.20%, 06/15/36	1,005	975,571
5.25%, 04/15/35	1,010	992,429
5.55%, 09/15/54	592	541,813
5.80%, 09/01/53	570	542,118
Evergy Kansas Central, Inc.
3.25%, 09/01/49	980	639,657
3.45%, 04/15/50(a)	1,030	696,769
4.10%, 04/01/43(a)	977	790,381
4.13%, 03/01/42	990	818,005
4.25%, 12/01/45	636	505,543
4.63%, 09/01/43	391	326,930
4.70%, 03/13/28(a)	775	774,634
5.25%, 03/15/35	1,149	1,127,163
5.30%, 07/01/36	750	735,421
5.70%, 03/15/53	770	733,605
5.90%, 11/15/33	1,072	1,106,613
Evergy Kansas South, Inc., 4.30%, 07/15/44(b)	125	99,099
Evergy Metro, Inc.
4.20%, 06/15/47(a)	535	418,537
4.20%, 03/15/48	825	637,315
4.95%, 04/15/33	960	940,174
5.13%, 08/15/35	795	771,381
5.30%, 10/01/41	1,349	1,266,414
5.40%, 04/01/34	585	584,674
Series 2019, 4.13%, 04/01/49(a)	577	448,883
Series 2020, 2.25%, 06/01/30(a)	862	784,098
Series B, 6.05%, 11/15/35(a)	234	245,101
Evergy Missouri West, Inc.
3.75%, 03/15/32(b)	352	316,014
4.70%, 05/21/29(b)	499	495,756
5.15%, 12/15/27(a)(b)	715	718,663
5.25%, 12/15/35(b)	610	592,090
5.65%, 06/01/34(b)	530	529,091
Evergy, Inc.
2.90%, 09/15/29	944	889,771
4.25%, 03/15/29	1,030	1,014,786
6.65%, 06/01/55, (5-year CMT + 2.56%)(a)(d)	240	241,575
Eversource Energy
2.55%, 03/15/31	660	590,373
3.38%, 03/01/32(a)	1,155	1,050,484
3.45%, 01/15/50	1,480	979,932
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
4.45%, 12/15/30	$1,055	$1,026,792
5.13%, 05/15/33	1,585	1,555,627
5.45%, 03/01/28	2,570	2,594,128
5.50%, 01/01/34	1,288	1,286,411
5.85%, 04/15/31(a)	1,350	1,383,874
5.95%, 02/01/29(a)	755	772,590
5.95%, 07/15/34	1,215	1,246,271
Series A, 6.10%, 08/15/56, (5-year CMT + 2.52%)(d)	610	603,445
Series B, 6.35%, 08/15/56, (5-year CMT + 2.33%)(a)(d)	1,550	1,545,648
Series M, 3.30%, 01/15/28(a)	1,130	1,108,479
Series O, 4.25%, 04/01/29	1,059	1,042,730
Series R, 1.65%, 08/15/30(a)	1,392	1,221,762
Exelon Corp.
3.35%, 03/15/32(a)	863	788,163
4.05%, 04/15/30	2,642	2,557,854
4.10%, 03/15/52	1,260	916,081
4.45%, 04/15/46	1,292	1,028,035
4.70%, 04/15/50	1,528	1,226,250
4.95%, 06/15/35	672	639,341
4.95%, 03/15/36	1,415	1,339,960
5.10%, 06/15/45	1,220	1,067,663
5.13%, 03/15/31	1,150	1,151,848
5.15%, 03/15/28	2,047	2,059,946
5.15%, 03/15/29	1,183	1,191,580
5.30%, 03/15/33	1,500	1,494,544
5.45%, 03/15/34	1,278	1,275,524
5.60%, 03/15/53(a)	2,150	1,953,882
5.63%, 06/15/35	1,265	1,264,873
5.88%, 03/15/55	797	753,888
6.50%, 03/15/55, (5-year CMT + 1.98%)(d)	1,325	1,335,385
7.60%, 04/01/32	825	911,502
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple, 7.25%, 01/31/41(b)	2,682	2,676,740
FirstEnergy Corp.
2.65%, 03/01/30	920	847,688
Series B, 2.25%, 09/01/30	743	663,722
Series C, 3.40%, 03/01/50	1,663	1,079,237
Series C, 4.85%, 07/15/47	1,255	1,036,792
FirstEnergy Pennsylvania Electric Co.
3.25%, 03/15/28(b)	709	693,352
3.60%, 06/01/29(b)	444	428,355
4.15%, 03/15/28(a)(b)	610	605,174
4.30%, 01/15/29(b)	1,006	992,319
4.55%, 03/15/31(b)	768	751,293
5.20%, 04/01/28(b)	720	724,816
6.15%, 10/01/38	405	420,246
FirstEnergy Transmission LLC
2.87%, 09/15/28(b)	1,009	969,876
4.55%, 01/15/30	840	827,927
4.55%, 04/01/49(b)	1,050	834,171
4.75%, 01/15/33	1,210	1,168,756
5.00%, 01/15/35	760	732,876
5.45%, 07/15/44(b)	1,250	1,145,018
Florida Power & Light Co.
2.45%, 02/03/32	2,514	2,212,355
2.88%, 12/04/51	2,594	1,544,785
3.15%, 10/01/49	1,818	1,169,831
3.70%, 12/01/47	1,239	894,985
3.80%, 12/15/42	1,520	1,190,372
Security	Par (000)	Value
Electric (continued)
3.95%, 03/01/48	$2,430	$1,826,264
3.99%, 03/01/49(a)	1,516	1,133,164
4.05%, 06/01/42(a)	1,590	1,298,043
4.05%, 10/01/44	975	766,243
4.13%, 02/01/42	1,445	1,195,880
4.13%, 06/01/48	752	575,763
4.40%, 05/15/28(a)	1,685	1,681,264
4.63%, 05/15/30	1,255	1,247,800
4.70%, 02/15/36	1,300	1,228,813
4.80%, 05/15/33	1,433	1,402,780
4.95%, 06/01/35	675	654,454
5.00%, 08/01/34	700	686,661
5.05%, 04/01/28	1,930	1,944,669
5.10%, 04/01/33	1,458	1,449,958
5.13%, 06/01/36(a)	1,255	1,226,701
5.13%, 06/01/41(a)	640	599,410
5.15%, 06/15/29	1,275	1,290,301
5.25%, 02/01/41	955	904,799
5.30%, 06/15/34	2,120	2,122,396
5.30%, 04/01/53(a)	1,555	1,392,524
5.60%, 06/15/54(a)	1,960	1,834,923
5.60%, 02/15/66	2,015	1,837,960
5.63%, 04/01/34	892	905,894
5.65%, 02/01/37(a)	910	925,336
5.69%, 03/01/40	1,235	1,226,767
5.70%, 03/15/55	1,865	1,768,606
5.75%, 06/01/56(a)	1,505	1,443,362
5.80%, 03/15/65	1,650	1,554,513
5.90%, 06/01/66	1,880	1,794,954
5.95%, 10/01/33(a)	405	418,880
5.95%, 02/01/38	1,110	1,142,233
5.96%, 04/01/39	890	910,047
Generadora de Gatun SA, 6.87%, 09/30/44(b)	10	10,100
Georgia Power Co.
4.00%, 10/01/28(a)	1,680	1,659,936
4.30%, 03/15/42	2,212	1,858,065
4.30%, 03/15/43	1,012	839,009
4.55%, 03/15/30	1,235	1,221,474
4.60%, 06/15/29	625	622,742
4.65%, 05/16/28	1,535	1,536,390
4.70%, 05/15/32(a)	1,515	1,487,546
4.85%, 03/15/31	1,820	1,806,821
4.95%, 05/17/33	1,954	1,927,704
5.13%, 05/15/52	1,621	1,426,574
5.20%, 03/15/35	1,420	1,404,192
5.25%, 03/15/34	1,930	1,922,701
5.40%, 06/01/40(a)	684	667,729
5.50%, 10/01/55(a)	826	758,718
Series 10-C, 4.75%, 09/01/40	1,119	1,010,362
Series A, 3.25%, 03/15/51(a)	435	278,268
Series B, 2.65%, 09/15/29	1,498	1,406,976
Series B, 3.70%, 01/30/50	702	495,578
Great River Energy, 6.25%, 07/01/38(b)	344	354,866
Hanwha Futureproof Corp., 4.75%, 04/30/28(b)	985	984,664
Hydro One, Inc., 4.75%, 05/30/31	940	928,211
Iberdrola International BV, 6.75%, 07/15/36	855	930,672
Idaho Power Co.
3.65%, 03/01/45(a)	175	126,624
4.85%, 03/01/36(a)	795	756,880
5.20%, 08/15/34	255	253,662
5.50%, 03/15/53(a)	898	832,506

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
5.70%, 03/15/55	$999	$942,611
5.80%, 04/01/54	450	431,879
Series K, 4.20%, 03/01/48	988	767,464
Indiana Michigan Power Co.
3.25%, 05/01/51	755	479,796
3.85%, 05/15/28	430	424,449
4.25%, 08/15/48	960	744,575
5.60%, 03/15/56	1,635	1,517,444
5.63%, 04/01/53	830	775,766
6.05%, 03/15/37(a)	562	580,659
Series K, 4.55%, 03/15/46(a)	850	702,507
Series L, 3.75%, 07/01/47	507	367,852
Indianapolis Power & Light Co.
4.05%, 05/01/46(b)	845	650,281
4.70%, 09/01/45(a)(b)	395	326,349
5.05%, 08/15/35(a)(b)	400	390,129
5.65%, 12/01/32(b)	635	647,563
5.70%, 04/01/54(b)	1,475	1,387,414
Infraestructura Energetica Nova SAPI de CV
3.75%, 01/14/28(b)	315	309,175
4.75%, 01/15/51(a)(b)	1,425	1,046,862
4.88%, 01/14/48(b)	1,056	799,793
Interchile SA, 4.50%, 06/30/56(b)	1,815	1,468,899
Interconexion Electrica SA ESP, 3.83%, 11/26/33(b)	234	209,456
International Transmission Co., 4.63%, 08/15/43(a)	265	223,354
Interstate Power and Light Co.
2.30%, 06/01/30	782	709,762
3.10%, 11/30/51	795	487,878
3.50%, 09/30/49(a)	761	521,025
3.60%, 04/01/29	1,214	1,177,451
3.70%, 09/15/46	720	520,955
4.10%, 09/26/28	1,155	1,139,450
4.70%, 10/15/43(a)	407	340,204
4.95%, 09/30/34	603	579,847
5.10%, 09/30/31	975	971,636
5.45%, 09/30/54	490	440,900
5.60%, 06/29/35(a)	615	618,123
5.60%, 10/01/55	625	576,473
5.70%, 10/15/33	670	681,281
6.25%, 07/15/39	481	493,766
IPALCO Enterprises, Inc.
4.25%, 05/01/30(a)	1,160	1,121,930
5.75%, 04/01/34	880	858,206
Israel Electric Corp. Ltd.
4.25%, 08/14/28(b)(f)	1,470	1,443,643
7.75%, 12/15/27(b)	165	169,499
ITC Holdings Corp.
2.95%, 05/14/30(b)	1,771	1,640,517
3.35%, 11/15/27	1,052	1,035,723
4.88%, 04/15/31(b)	885	872,757
4.95%, 09/22/27(b)	1,260	1,263,493
5.30%, 07/01/43	1,140	1,038,636
5.40%, 06/01/33(b)	860	855,555
5.50%, 04/15/36(b)	805	792,582
5.65%, 05/09/34(a)(b)	562	563,264
Jersey Central Power & Light Co.
2.75%, 03/01/32(b)	1,020	897,521
4.15%, 01/15/29(a)	787	776,448
4.40%, 01/15/31	723	702,370
Security	Par (000)	Value
Electric (continued)
4.60%, 01/15/30	$775	$765,135
5.10%, 01/15/35(a)	1,392	1,361,197
5.15%, 01/15/36(a)	680	660,056
6.15%, 06/01/37	723	738,678
Johnsonville Aeroderivative Combustion Turbine Generation LLC, 5.08%, 10/01/54	476	431,931
Kallpa Generacion SA
5.50%, 09/11/35(a)(b)	785	773,029
5.88%, 01/30/32(b)	180	183,366
Kentucky Power Co., 7.00%, 11/15/33(b)	715	756,488
Kentucky Utilities Co.
3.30%, 06/01/50(a)	842	549,736
4.38%, 10/01/45	1,016	825,046
5.13%, 11/01/40	500	464,781
5.45%, 04/15/33	812	817,531
5.85%, 08/15/55	775	743,995
Series 1, 4.65%, 11/15/43	354	297,524
Liberty Utilities Co.
5.10%, 05/15/31(b)	979	965,511
5.58%, 01/31/29(b)	600	607,072
5.65%, 05/15/36(b)	925	900,121
5.87%, 01/31/34(b)	590	593,576
Liberty Utilities Finance GP 1, 2.05%, 09/15/30(a)(b)	1,443	1,278,745
LLPL Capital Pte. Ltd., 6.88%, 02/04/39(a)(b)	470	473,539
Louisville Gas and Electric Co.
4.25%, 04/01/49(a)	802	623,042
4.38%, 10/01/45(a)	858	696,351
4.65%, 11/15/43(a)	440	378,812
5.13%, 11/15/40	790	726,057
5.45%, 04/15/33	781	787,193
5.85%, 08/15/55	930	892,637
Majapahit Holding BV, 7.88%, 06/29/37(b)	155	173,742
Massachusetts Electric Co.
1.73%, 11/24/30(b)	688	599,494
4.00%, 08/15/46(b)	1,108	826,155
5.87%, 02/26/54(b)	805	752,719
5.90%, 11/15/39(b)	1,690	1,677,445
6.24%, 07/20/56(b)	830	814,175
Mexico Generadora de Energia S de rl, 5.50%, 12/06/32(b)	268	265,981
MidAmerican Energy Co.
2.70%, 08/01/52(a)	370	214,101
3.15%, 04/15/50	1,475	943,832
3.65%, 04/15/29	1,595	1,552,491
3.65%, 08/01/48	1,542	1,102,961
3.95%, 08/01/47	1,415	1,065,979
4.25%, 05/01/46	1,251	994,774
4.25%, 07/15/49	1,528	1,188,628
4.40%, 10/15/44	1,168	963,241
4.80%, 09/15/43	823	719,898
5.30%, 02/01/55	1,320	1,181,515
5.35%, 01/15/34	710	715,518
5.50%, 11/15/56(a)	605	557,030
5.75%, 11/01/35	619	636,105
5.80%, 10/15/36(a)	750	773,693
5.85%, 09/15/54	2,260	2,181,406
6.75%, 12/30/31	895	965,928
Mid-Atlantic Interstate Transmission LLC, 4.10%, 05/15/28(b)	548	542,282
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Minejesa Capital BV
4.63%, 08/10/30(a)(b)	$691	$679,440
5.63%, 08/10/37(b)	1,190	1,120,099
Mississippi Power Co.
3.95%, 03/30/28	734	726,406
Series 12-A, 4.25%, 03/15/42	753	618,107
Series B, 3.10%, 07/30/51	556	343,689
Monongahela Power Co.
4.45%, 08/15/29(b)	514	508,148
5.40%, 12/15/43(b)	1,250	1,154,507
5.85%, 02/15/34(a)(b)	677	695,050
Narragansett Electric Co. (The)
3.40%, 04/09/30(b)	996	943,402
3.92%, 08/01/28(a)(b)	746	733,673
4.17%, 12/10/42(b)	435	349,481
5.35%, 05/01/34(b)	1,126	1,114,953
5.64%, 03/15/40(b)	381	370,757
6.00%, 05/15/56(b)	890	863,993
National Grid PLC
5.41%, 06/09/36	1,430	1,394,491
5.42%, 01/11/34	1,220	1,214,965
5.60%, 06/12/28(a)	1,595	1,616,213
5.81%, 06/12/33	1,480	1,515,161
National Grid USA
5.80%, 04/01/35	520	530,283
8.00%, 11/15/30(a)	260	287,792
National Rural Utilities Cooperative Finance Corp.
1.35%, 03/15/31	859	733,321
1.65%, 06/15/31	758	650,284
2.40%, 03/15/30	1,095	1,006,621
2.75%, 04/15/32	980	864,555
3.40%, 02/07/28	1,041	1,023,433
3.70%, 03/15/29	662	644,567
3.90%, 11/01/28(a)	789	775,171
3.95%, 12/10/27	380	377,885
4.02%, 11/01/32	1,331	1,248,899
4.12%, 09/16/27	1,255	1,251,137
4.15%, 12/15/32	762	718,446
4.30%, 12/10/30(a)	805	783,749
4.30%, 03/15/49	1,008	800,082
4.40%, 05/11/29(a)	700	692,476
4.40%, 11/01/48(a)	749	601,088
4.75%, 02/07/28	980	981,443
4.80%, 03/15/28	1,033	1,035,246
4.85%, 02/07/29(a)	826	828,223
4.95%, 02/07/30(a)	565	565,684
5.00%, 02/07/31	935	935,001
5.00%, 08/15/31	775	770,375
5.00%, 08/15/34	475	464,784
5.05%, 09/15/28	1,250	1,257,509
5.15%, 06/15/29(a)	1,160	1,170,261
5.80%, 01/15/33	1,485	1,533,457
7.13%, 09/15/53, (5-year CMT + 3.53%)(d)	1,160	1,191,873
Series C, 8.00%, 03/01/32	636	720,315
Series D, 4.05%, 02/09/29	1,195	1,174,503
Series D, 4.15%, 08/25/28	1,200	1,188,281
Nevada Power Co.
5.38%, 09/15/40(a)	802	753,708
5.45%, 05/15/41	580	552,029
5.90%, 05/01/53	825	792,311
Security	Par (000)	Value
Electric (continued)
6.00%, 03/15/54	$935	$908,625
6.25%, 05/15/55, (5-year CMT + 1.94%)(d)	5	4,989
Series CC, 3.70%, 05/01/29(a)	1,089	1,060,497
Series DD, 2.40%, 05/01/30(a)	871	795,814
Series EE, 3.13%, 08/01/50(a)	455	288,880
Series N, 6.65%, 04/01/36	632	675,224
Series R, 6.75%, 07/01/37	600	646,405
New England Power Co.
2.81%, 10/06/50(a)(b)	736	427,388
3.80%, 12/05/47(a)(b)	1,115	797,508
5.85%, 09/08/55(a)(b)	240	228,536
5.94%, 11/25/52(b)	740	711,884
New York State Electric & Gas Corp.
2.15%, 10/01/31(a)(b)	692	602,289
3.30%, 09/15/49(a)(b)	601	400,339
5.00%, 08/15/31(b)	645	637,894
5.05%, 08/15/35(b)	737	709,177
5.30%, 08/15/34(b)	780	767,965
5.45%, 08/15/36(b)	595	583,452
5.65%, 08/15/28(a)(b)	965	978,933
5.85%, 08/15/33(b)	800	816,586
NextEra Energy Capital Holdings, Inc.
1.90%, 06/15/28	2,476	2,358,325
2.25%, 06/01/30	3,190	2,891,307
2.44%, 01/15/32	1,564	1,360,448
2.75%, 11/01/29	2,150	2,019,232
3.00%, 01/15/52	1,178	694,137
3.50%, 04/01/29	1,240	1,201,001
4.40%, 03/01/31(a)	1,430	1,397,142
4.69%, 09/01/27	900	902,189
4.80%, 12/01/77, (3-mo. SOFR US + 2.67%)(d)	1,416	1,402,150
4.85%, 02/04/28	1,640	1,645,216
4.90%, 02/28/28	2,145	2,152,851
4.90%, 03/15/29	1,590	1,592,886
5.00%, 02/28/30(a)	1,090	1,090,403
5.00%, 07/15/32	1,590	1,572,094
5.05%, 03/15/30(a)	2,008	2,013,998
5.05%, 02/28/33	2,130	2,097,668
5.11%, 09/29/57(b)	340	282,330
5.25%, 03/15/34	2,120	2,093,620
5.25%, 02/28/53	2,147	1,847,043
5.30%, 03/15/32(a)	1,521	1,525,113
5.45%, 03/15/35(a)	1,651	1,635,402
5.55%, 03/15/54	1,802	1,612,772
5.65%, 05/01/79(d)	766	762,898
5.85%, 03/01/56	1,205	1,123,853
5.90%, 03/15/55	1,385	1,300,672
6.38%, 08/15/55, (5-year CMT + 2.05%)(d)	2,055	2,066,124
6.50%, 08/15/55, (5-year CMT + 1.98%)(d)	1,810	1,819,269
6.70%, 09/01/54, (5-year CMT + 2.36%)(d)	360	365,959
6.75%, 06/15/54, (5-year CMT + 2.46%)(d)	2,055	2,103,097
Series AA, 6.00%, 10/01/56, (5-year CMT + 1.84%)(d)	2,295	2,266,012
Series BB, 6.20%, 10/01/56, (5-year CMT + 1.77%)(d)	2,360	2,299,967
Series CC, 6.63%, 10/01/66, (5-year CMT + 1.69%)(d)	1,740	1,696,807
Niagara Energy SAC, 5.75%, 10/03/34(a)(b)	1,851	1,848,449
Niagara Mohawk Power Corp.
1.96%, 06/27/30(b)	1,096	981,844

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
2.76%, 01/10/32(b)	$680	$599,654
3.03%, 06/27/50(a)(b)	2,550	1,532,164
4.12%, 11/28/42(b)	550	434,645
4.28%, 12/15/28(b)	1,028	1,013,788
4.28%, 10/01/34(b)	1,631	1,482,073
4.65%, 10/03/30(b)	793	778,669
5.11%, 01/12/36(b)	1,249	1,194,246
5.29%, 01/17/34(b)	830	814,808
5.66%, 01/17/54(b)	1,275	1,158,163
5.78%, 09/16/52(b)	900	838,695
6.00%, 07/03/55(a)(b)	1,743	1,662,011
Northern States Power Co.
2.25%, 04/01/31	765	682,446
2.60%, 06/01/51	1,191	690,083
2.90%, 03/01/50(a)	1,491	933,748
3.20%, 04/01/52	1,232	809,818
3.40%, 08/15/42	756	566,837
3.60%, 09/15/47(a)	1,098	788,748
4.50%, 06/01/52	715	571,289
4.85%, 05/15/36	1,441	1,378,077
4.85%, 08/15/40	371	336,433
5.05%, 05/15/35	1,275	1,247,841
5.10%, 05/15/53	1,845	1,603,588
5.25%, 07/15/35(a)	430	422,261
5.35%, 11/01/39(a)	445	432,863
5.40%, 03/15/54(a)	1,530	1,399,650
5.55%, 05/15/56(a)	984	911,059
5.65%, 06/15/54(a)	555	523,012
5.65%, 05/15/55	1,160	1,091,297
6.20%, 07/01/37	784	826,305
6.25%, 06/01/36	620	654,011
NorthWestern Corp.
4.18%, 11/15/44	685	549,445
5.07%, 03/21/30(b)	120	120,138
NRG Energy, Inc.
2.45%, 12/02/27(b)	1,833	1,779,810
4.45%, 06/15/29(b)	1,393	1,363,379
4.73%, 10/15/30(b)	955	930,771
4.96%, 04/30/31(b)	535	520,274
5.41%, 10/15/35(a)(b)	1,010	964,605
7.00%, 03/15/33(b)	1,690	1,793,100
NSTAR Electric Co.
1.95%, 08/15/31(a)	1,082	937,074
3.10%, 06/01/51(a)	790	499,623
3.25%, 05/15/29	754	725,222
3.95%, 04/01/30	945	912,384
4.40%, 03/01/44	580	483,502
4.55%, 06/01/52	854	686,884
4.65%, 05/15/31	1,045	1,028,242
4.85%, 03/01/30	905	901,912
4.95%, 09/15/52	790	672,859
5.20%, 03/01/35	1,295	1,275,883
5.20%, 05/15/36(a)	550	539,015
5.40%, 06/01/34	1,005	1,004,443
5.50%, 03/15/40(a)	715	694,655
OGE Energy Corp., 5.45%, 05/15/29	649	656,623
Oglethorpe Power Corp.
3.75%, 08/01/50	748	515,511
4.20%, 12/01/42	575	446,153
4.25%, 04/01/46(a)	388	298,962
4.50%, 04/01/47	881	701,287
Security	Par (000)	Value
Electric (continued)
5.05%, 10/01/48(a)	$836	$718,906
5.25%, 09/01/50	535	469,680
5.38%, 11/01/40	965	918,326
5.80%, 06/01/54(a)	970	904,702
5.90%, 02/01/55(a)	602	568,897
5.95%, 11/01/39(a)	980	983,603
6.19%, 01/01/31(b)	673	692,443
6.20%, 12/01/53(a)	665	658,118
Ohio Edison Co.
4.95%, 12/15/29(b)	512	510,786
5.50%, 01/15/33(a)(b)	50	50,293
6.88%, 07/15/36	530	578,405
8.25%, 10/15/38	370	451,943
Ohio Power Co.
4.00%, 06/01/49	792	577,923
4.15%, 04/01/48	690	520,182
5.00%, 06/01/33	595	581,475
5.65%, 06/01/34	525	530,859
Series D, 6.60%, 03/01/33	525	554,718
Series F, 5.85%, 10/01/35	405	408,263
Series G, 6.60%, 02/15/33(a)	515	545,595
Series P, 2.60%, 04/01/30	920	852,386
Series Q, 1.63%, 01/15/31	269	232,835
Series R, 2.90%, 10/01/51(a)	1,065	621,362
Oklahoma Gas and Electric Co.
3.25%, 04/01/30	777	732,780
3.30%, 03/15/30	559	527,790
3.80%, 08/15/28	716	706,218
3.85%, 08/15/47	646	477,754
3.90%, 05/01/43(a)	275	212,495
4.00%, 12/15/44	555	418,615
4.15%, 04/01/47	585	452,281
4.55%, 03/15/44	530	434,063
5.25%, 05/15/41	415	387,788
5.40%, 01/15/33	1,169	1,179,114
5.60%, 04/01/53(a)	1,375	1,281,884
5.80%, 04/01/55(a)	730	699,359
5.85%, 06/01/40	605	601,683
5.90%, 04/01/56(a)	578	559,871
Oncor Electric Delivery Co. LLC
2.70%, 11/15/51(a)	880	496,266
2.75%, 05/15/30(a)	1,040	964,004
3.10%, 09/15/49	1,179	740,289
3.70%, 11/15/28	840	822,304
3.70%, 05/15/50	867	607,422
3.75%, 04/01/45	1,040	775,597
3.80%, 09/30/47	853	625,564
3.80%, 06/01/49	1,010	721,308
4.10%, 11/15/48	965	729,282
4.15%, 06/01/32	1,075	1,020,876
4.30%, 05/15/28	680	676,297
4.50%, 03/15/31(b)	2,020	1,971,385
4.55%, 09/15/32	1,250	1,209,244
4.55%, 12/01/41(a)	1,045	899,328
4.60%, 06/01/52	766	612,060
4.65%, 11/01/29	1,195	1,186,895
4.95%, 09/15/52	1,705	1,444,547
5.25%, 09/30/40(a)	1,125	1,058,533
5.30%, 06/01/42	785	732,843
5.35%, 04/01/35	1,115	1,110,290
5.35%, 10/01/52(a)	582	523,857
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
5.55%, 06/15/54(a)	$1,035	$954,520
5.65%, 11/15/33	1,333	1,360,249
5.80%, 04/01/55	1,260	1,200,523
5.90%, 03/15/56(b)	1,905	1,839,519
7.00%, 05/01/32	1,028	1,124,493
7.25%, 01/15/33	640	709,062
7.50%, 09/01/38	885	1,027,101
Pacific Gas and Electric Co.
2.50%, 02/01/31	4,402	3,919,756
3.00%, 06/15/28	1,595	1,543,581
3.25%, 06/01/31	2,405	2,201,074
3.30%, 08/01/40	1,552	1,118,710
3.50%, 08/01/50	3,652	2,323,565
3.75%, 07/01/28	898	878,811
3.75%, 08/15/42	1,039	754,773
3.95%, 12/01/47	1,496	1,040,717
4.00%, 12/01/46	1,044	750,615
4.20%, 03/01/29	755	739,927
4.20%, 06/01/41	1,429	1,124,031
4.25%, 03/15/46	748	555,078
4.30%, 03/15/45	1,374	1,038,201
4.40%, 03/01/32	825	781,322
4.45%, 04/15/42(a)	1,421	1,132,994
4.50%, 07/01/40	4,358	3,616,557
4.50%, 12/15/41	503	401,717
4.55%, 07/01/30	6,002	5,850,434
4.60%, 06/15/43	664	531,486
4.65%, 08/01/28	600	598,168
4.75%, 02/15/44	1,217	988,478
4.95%, 07/01/50	6,136	4,897,002
5.00%, 06/04/28	1,615	1,619,441
5.05%, 11/15/31	1,680	1,654,688
5.05%, 10/15/32	1,275	1,244,897
5.20%, 05/01/36	1,680	1,584,714
5.25%, 02/01/32	1,375	1,366,499
5.25%, 03/01/52	1,150	943,184
5.55%, 05/15/29	1,265	1,282,752
5.60%, 08/15/36	1,490	1,448,421
5.70%, 03/01/35	1,701	1,677,310
5.80%, 05/15/34	2,040	2,041,795
5.85%, 11/01/36	1,375	1,359,986
5.90%, 06/15/32(a)	1,611	1,634,088
5.90%, 10/01/54	1,830	1,647,939
6.00%, 08/15/35	1,845	1,857,408
6.00%, 05/01/56	1,750	1,595,657
6.10%, 01/15/29	2,860	2,925,960
6.10%, 10/15/55	1,330	1,222,221
6.15%, 01/15/33	1,057	1,085,670
6.15%, 03/01/55	2,060	1,912,789
6.30%, 08/15/56(a)	1,750	1,662,741
6.40%, 06/15/33	2,635	2,732,301
6.70%, 04/01/53	1,801	1,792,760
6.75%, 01/15/53(a)	3,480	3,478,161
6.95%, 03/15/34	1,415	1,513,403
PacifiCorp
2.70%, 09/15/30	837	762,117
2.90%, 06/15/52	1,895	1,074,552
3.30%, 03/15/51(a)	1,293	797,525
3.50%, 06/15/29	635	611,425
4.10%, 02/01/42	680	529,419
4.13%, 01/15/49	1,010	734,698
Security	Par (000)	Value
Electric (continued)
4.15%, 02/15/50	$1,077	$781,435
4.25%, 03/15/29(a)	810	796,401
4.65%, 04/15/29	1,170	1,161,421
5.10%, 02/15/29	1,050	1,054,726
5.10%, 04/15/31	930	924,009
5.25%, 06/15/35	575	548,525
5.30%, 02/15/31	1,409	1,413,176
5.35%, 12/01/53(a)	2,160	1,847,469
5.45%, 04/15/33	1,372	1,365,028
5.45%, 02/15/34	2,035	2,016,268
5.50%, 05/15/54(a)	2,205	1,927,919
5.75%, 04/01/37	1,317	1,289,439
5.80%, 04/15/36(a)	1,550	1,545,656
5.80%, 01/15/55	3,045	2,765,504
6.00%, 01/15/39(a)	1,441	1,428,211
6.10%, 08/01/36	1,094	1,107,614
6.25%, 10/15/37	1,246	1,266,743
6.35%, 07/15/38	279	284,256
7.70%, 11/15/31(a)	1,120	1,236,027
Palomino Funding Trust I, 7.23%, 05/17/28(b)	1,050	1,082,991
PECO Energy Co.
2.80%, 06/15/50	688	408,134
2.85%, 09/15/51	440	258,815
3.00%, 09/15/49	704	439,955
3.05%, 03/15/51	705	435,738
3.70%, 09/15/47	675	487,643
3.90%, 03/01/48	1,380	1,024,842
4.15%, 10/01/44(a)	635	506,097
4.38%, 08/15/52	720	557,564
4.60%, 05/15/52	820	659,251
4.80%, 10/15/43(a)	537	475,146
4.88%, 09/15/35	1,000	965,503
4.90%, 06/15/33	1,255	1,237,074
5.00%, 09/01/31	1,370	1,366,647
5.25%, 09/15/54	1,360	1,211,790
5.65%, 09/15/55	1,180	1,108,424
5.95%, 10/01/36	910	939,080
Pertamina Geothermal Energy PT, 5.15%, 04/27/28(a)(b)	476	474,908
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
3.00%, 06/30/30(b)	1,032	943,082
3.38%, 02/05/30(b)	420	392,392
3.88%, 07/17/29(a)(b)	1,075	1,034,457
4.00%, 06/30/50(b)	2,840	1,889,044
4.38%, 02/05/50(b)	810	579,114
4.75%, 02/03/31(a)(b)	800	774,953
4.88%, 07/17/49(b)	953	738,067
5.25%, 10/24/42(b)	1,818	1,559,137
5.25%, 05/15/47(b)	772	641,115
5.38%, 01/25/29(b)	1,080	1,080,174
5.45%, 05/21/28(b)	1,645	1,650,070
5.45%, 02/03/36(a)(b)	1,800	1,696,341
6.15%, 05/21/48(a)(b)	2,235	2,067,121
6.25%, 01/25/49(a)(b)	1,084	1,019,137
Pinnacle West Capital Corp.
4.65%, 06/01/29	450	447,152
4.90%, 05/15/28	1,040	1,042,304
5.15%, 05/15/30(a)	435	436,926
Potomac Electric Power Co.
4.15%, 03/15/43	1,118	904,826

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
5.20%, 03/15/34	$741	$733,873
5.50%, 03/15/54	490	450,484
6.50%, 11/15/37	865	925,617
7.90%, 12/15/38(a)	805	961,903
PPL Capital Funding, Inc.
4.13%, 04/15/30	674	653,951
5.25%, 09/01/34	990	972,821
PPL Electric Utilities Corp.
3.00%, 10/01/49	649	407,787
3.95%, 06/01/47	792	598,043
4.13%, 06/15/44	945	754,875
4.15%, 10/01/45(a)	1,066	842,432
4.15%, 06/15/48	779	602,249
4.75%, 07/15/43	480	425,855
4.85%, 02/15/34	1,187	1,156,523
5.00%, 05/15/33	1,273	1,258,589
5.20%, 07/15/41	210	196,506
5.25%, 05/15/53	1,605	1,429,485
5.55%, 08/15/55(a)	1,210	1,126,391
5.75%, 05/15/56	1,180	1,127,431
6.25%, 05/15/39(a)	1,361	1,425,531
Progress Energy, Inc.
6.00%, 12/01/39	969	976,655
7.00%, 10/30/31(a)	684	738,085
7.75%, 03/01/31(a)	1,534	1,690,586
PSEG Power LLC, 5.20%, 05/15/30(a)(b)	640	640,716
Public Service Co. of Colorado
1.88%, 06/15/31	1,615	1,397,640
3.55%, 06/15/46	415	286,809
3.60%, 09/15/42(a)	1,018	771,600
3.70%, 06/15/28	823	810,243
3.80%, 06/15/47	1,078	788,826
3.95%, 03/15/43(a)	379	290,989
4.05%, 09/15/49	735	549,240
4.10%, 06/01/32	570	542,186
4.10%, 06/15/48	787	601,577
4.15%, 03/13/29	1,345	1,324,248
4.30%, 03/15/44	584	479,297
4.50%, 06/01/52	1,350	1,066,322
4.75%, 08/15/41	415	368,714
5.05%, 06/15/36	810	778,032
5.15%, 09/15/35(a)	1,445	1,403,829
5.25%, 04/01/53	2,120	1,861,541
5.35%, 05/15/34	2,285	2,271,434
5.75%, 05/15/54	1,325	1,249,732
5.85%, 05/15/55	1,105	1,057,131
6.20%, 08/15/56	795	793,611
6.50%, 08/01/38(a)	585	621,976
Series 17, 6.25%, 09/01/37	581	604,865
Series 34, 3.20%, 03/01/50(a)	1,222	781,823
Series 35, 1.90%, 01/15/31(a)	774	679,451
Series 36, 2.70%, 01/15/51	1,065	609,992
Public Service Co. of New Hampshire
3.60%, 07/01/49	755	528,720
4.40%, 07/01/28	1,015	1,011,685
5.15%, 01/15/53	535	473,153
5.35%, 10/01/33	1,720	1,726,372
Series V, 2.20%, 06/15/31	563	495,811
Public Service Co. of Oklahoma
5.20%, 01/15/35(a)	975	948,804
5.25%, 01/15/33	1,034	1,026,501
Security	Par (000)	Value
Electric (continued)
5.45%, 01/15/36(a)	$1,775	$1,746,744
Series G, 6.63%, 11/15/37	355	370,273
Series J, 2.20%, 08/15/31(a)	962	837,131
Series K, 3.15%, 08/15/51(a)	535	335,353
Series O, 5.40%, 02/15/34	430	428,299
Series P, 6.30%, 08/15/56	1,120	1,112,955
Public Service Electric and Gas Co.
1.90%, 08/15/31	825	714,193
2.05%, 08/01/50	788	399,455
2.45%, 01/15/30	965	892,694
2.70%, 05/01/50	755	442,101
3.00%, 03/01/51	1,204	747,885
3.10%, 03/15/32	832	754,147
3.15%, 01/01/50	810	520,286
3.20%, 05/15/29	1,315	1,266,578
3.20%, 08/01/49	896	583,499
3.60%, 12/01/47	909	648,844
3.65%, 09/01/28	930	911,837
3.65%, 09/01/42(a)	805	621,581
3.70%, 05/01/28(a)	823	811,445
3.80%, 01/01/43	575	452,021
3.80%, 03/01/46	1,138	852,854
3.85%, 05/01/49	839	614,924
3.95%, 05/01/42	620	500,199
4.05%, 05/01/48	760	579,927
4.15%, 11/01/45	455	354,255
4.65%, 03/15/33	1,440	1,400,916
4.85%, 08/01/34	1,120	1,085,228
4.90%, 12/15/32	809	798,337
4.90%, 08/15/35	510	494,662
5.05%, 03/01/35(a)	380	371,348
5.13%, 03/15/53	835	735,943
5.20%, 08/01/33	555	555,871
5.20%, 03/01/34(a)	1,145	1,139,553
5.30%, 08/01/54	990	891,808
5.38%, 11/01/39	708	681,259
5.45%, 08/01/53	840	773,169
5.45%, 03/01/54(a)	885	815,396
5.50%, 03/01/40	880	859,362
5.70%, 12/01/36(a)	325	328,698
5.80%, 05/01/37	1,060	1,088,823
Series D, 5.25%, 07/01/35	90	89,329
Series I, 4.00%, 06/01/44(a)	810	622,733
Series K, 4.05%, 05/01/45	490	378,793
Series Q, 5.50%, 03/01/55	826	762,980
Series R, 4.20%, 01/01/31	695	673,802
Series R, 5.40%, 08/01/36(a)	735	733,637
Series R, 5.63%, 01/01/56	680	640,352
Series R, 6.05%, 08/01/56	735	734,775
Public Service Enterprise Group, Inc.
1.60%, 08/15/30	1,457	1,276,238
2.45%, 11/15/31	355	310,937
4.80%, 06/15/31(a)	915	900,523
4.90%, 03/15/30	700	698,215
5.20%, 04/01/29	815	820,996
5.40%, 03/15/35	740	731,555
5.45%, 04/01/34	1,180	1,176,567
5.85%, 11/15/27(a)	1,435	1,455,123
5.88%, 10/15/28	1,360	1,386,339
6.13%, 10/15/33	955	989,347
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Puget Energy, Inc.
2.38%, 06/15/28	$1,055	$1,009,880
4.10%, 06/15/30(a)	1,140	1,092,749
4.22%, 03/15/32(a)	915	866,492
5.73%, 03/15/35	685	676,175
Puget Sound Energy, Inc.
2.89%, 09/15/51(a)	745	445,059
3.25%, 09/15/49	1,015	660,798
4.22%, 06/15/48	1,045	811,443
4.30%, 05/20/45	672	537,992
4.43%, 11/15/41	644	542,794
5.33%, 06/15/34(a)	740	739,329
5.45%, 06/01/53	950	867,188
5.48%, 06/01/35	351	346,365
5.60%, 09/15/55	859	791,093
5.64%, 04/15/41(a)	275	266,176
5.69%, 06/15/54	1,045	982,578
5.76%, 10/01/39	930	927,757
5.76%, 07/15/40(a)	600	578,266
5.80%, 03/15/40	562	555,868
6.27%, 03/15/37(a)	468	493,150
6.72%, 06/15/36(a)	240	257,396
7.02%, 12/01/27(a)	520	533,071
Ruwais Power Co. PJSC, 6.00%, 08/31/36(b)	295	296,912
RWE Finance U.S. LLC
5.13%, 09/18/35(a)(b)	915	873,992
5.88%, 04/16/34(a)(b)	2,725	2,759,963
5.88%, 09/18/55(b)	1,980	1,828,787
6.25%, 04/16/54(b)	2,109	2,048,080
San Diego Gas & Electric Co.
3.70%, 03/15/52	990	683,069
3.95%, 11/15/41	587	470,088
4.15%, 05/15/48	909	691,480
4.30%, 04/01/42(a)	871	720,094
4.50%, 08/15/40(a)	973	843,242
4.95%, 08/15/28(a)	1,550	1,557,744
5.35%, 05/15/35(a)	548	534,479
5.35%, 05/15/40(a)	455	432,978
5.35%, 04/01/53	885	780,779
5.40%, 04/15/35	1,370	1,358,312
5.55%, 04/15/54	1,155	1,054,869
6.00%, 06/01/39(a)	856	868,505
Series DDDD, 5.20%, 03/15/36	980	948,523
Series EEEE, 5.95%, 03/15/56(a)	763	736,452
Series FFF, 6.13%, 09/15/37(a)	605	622,198
Series RRR, 3.75%, 06/01/47(a)	847	617,153
Series TTT, 4.10%, 06/15/49	716	535,993
Series UUU, 3.32%, 04/15/50(a)	872	561,947
Series VVV, 1.70%, 10/01/30	1,818	1,598,023
Series WWW, 2.95%, 08/15/51(a)	2,045	1,239,439
Series XXX, 3.00%, 03/15/32	951	848,902
Saudi Electricity Global Sukuk Co. 2, 5.06%, 04/08/43(b)	1,330	1,229,814
Saudi Electricity Global Sukuk Co. 3, 5.50%, 04/08/44(a)(b)	1,946	1,873,419
Sempra
3.40%, 02/01/28	1,627	1,597,174
3.70%, 04/01/29	1,157	1,122,018
3.80%, 02/01/38	3,538	2,908,827
4.00%, 02/01/48	1,635	1,183,506
5.25%, 03/15/36	2,325	2,236,827
Security	Par (000)	Value
Electric (continued)
5.50%, 08/01/33	$1,520	$1,528,861
6.00%, 10/15/39	2,139	2,123,727
6.38%, 04/01/56, (5-year CMT + 2.63%)(d)	50	50,107
6.40%, 10/01/54, (5-year CMT + 2.63%)(d)	1,720	1,700,583
6.55%, 04/01/55, (5-year CMT + 2.14%)(d)	1,040	1,021,484
6.63%, 04/01/55, (5-year CMT + 2.35%)(d)	601	602,743
6.88%, 10/01/54, (5-year CMT + 2.79%)(a)(d)	1,360	1,382,582
Sierra Pacific Power Co.
5.90%, 03/15/54	700	672,479
6.20%, 12/15/55, (5-year CMT + 2.55%)(d)	375	368,468
6.38%, 09/15/56, (5-year CMT + 2.64%)(a)(d)	450	448,109
Series P, 6.75%, 07/01/37	575	614,887
Sociedad de Transmision Austral SA, 4.00%, 01/27/32(b)	275	255,730
Sociedad Transmisora Metropolitana SpA, 6.39%, 12/15/55(b)	29	29,152
Solar Star Funding LLC, 5.38%, 06/30/35(b)	829	819,219
Southern California Edison Co.
2.25%, 06/01/30	1,114	1,001,452
2.75%, 02/01/32	887	778,526
2.85%, 08/01/29(a)	923	867,362
3.45%, 02/01/52	1,190	745,565
3.65%, 02/01/50(a)	2,437	1,600,229
3.90%, 12/01/41(a)	940	703,604
4.00%, 04/01/47	3,083	2,189,609
4.05%, 03/15/42	1,170	890,942
4.50%, 09/01/40	1,194	983,079
4.65%, 10/01/43	1,811	1,475,718
4.80%, 03/15/33	1,835	1,753,793
4.95%, 09/15/31(a)	1,030	1,010,068
5.15%, 06/01/29	2,187	2,186,725
5.20%, 06/01/34(a)	1,775	1,716,557
5.25%, 03/15/30	1,705	1,704,278
5.30%, 03/01/28	1,497	1,506,827
5.45%, 06/01/31(a)	1,526	1,527,828
5.45%, 03/01/35	1,476	1,436,481
5.50%, 03/15/40	785	720,225
5.63%, 02/01/36	463	449,727
5.65%, 10/01/28(a)	1,210	1,227,111
5.70%, 03/01/53(a)	1,378	1,216,763
5.75%, 04/15/54(a)	485	428,742
5.85%, 11/01/27	1,165	1,178,526
5.88%, 12/01/53	1,195	1,074,005
5.90%, 03/01/55	1,498	1,346,197
5.95%, 11/01/32	1,285	1,313,296
6.00%, 01/15/34(a)	1,142	1,154,252
6.05%, 03/15/39(a)	1,035	1,022,043
6.20%, 09/15/55(a)	1,250	1,179,300
6.65%, 04/01/29(a)	1,622	1,670,703
Series 04-G, 5.75%, 04/01/35	845	838,268
Series 05-B, 5.55%, 01/15/36	515	500,545
Series 05-E, 5.35%, 07/15/35	582	558,455
Series 06-E, 5.55%, 01/15/37	790	757,703
Series 08-A, 5.95%, 02/01/38(a)	1,480	1,456,577
Series 13-A, 3.90%, 03/15/43	970	720,677
Series 20A, 2.95%, 02/01/51	1,607	914,938
Series A, 4.20%, 03/01/29	1,123	1,099,465
Series B, 3.65%, 03/01/28(a)	550	539,568
Series B, 4.88%, 03/01/49(a)	1,187	944,352
Series C, 3.60%, 02/01/45	1,159	799,324
Series C, 4.13%, 03/01/48	2,701	1,936,432

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Series E, 5.45%, 06/01/52	$912	$776,985
Series G, 2.50%, 06/01/31	946	835,398
Series H, 3.65%, 06/01/51	2,090	1,371,517
Southern Co. (The)
4.25%, 07/01/36	1,164	1,044,565
4.40%, 07/01/46	3,950	3,184,627
4.85%, 06/15/28	2,275	2,280,696
4.85%, 03/15/35(a)	1,280	1,219,549
5.20%, 06/15/33	2,550	2,521,011
5.50%, 03/15/29(a)	1,811	1,839,658
5.70%, 10/15/32	1,010	1,031,450
5.70%, 03/15/34	2,730	2,768,134
6.00%, 04/01/58, (5-year CMT + 1.99%)(d)	800	788,298
Series 2025, 6.38%, 03/15/55, (5-year CMT + 2.07%)(d)	1,600	1,608,416
Series 21-B, 1.75%, 03/15/28	661	632,091
Series A, 3.70%, 04/30/30	2,095	2,004,621
Southern Power Co.
4.80%, 06/15/31	1,100	1,083,851
5.15%, 09/15/41(a)	913	834,899
5.25%, 07/15/43(a)	706	638,034
Series A, 4.25%, 10/01/30	890	864,992
Series B, 4.90%, 10/01/35	1,274	1,205,491
Series F, 4.95%, 12/15/46(a)	712	608,104
Southwestern Electric Power Co.
3.25%, 11/01/51(a)	1,188	747,854
5.20%, 04/01/36	1,270	1,226,283
5.30%, 04/01/33	995	987,688
5.90%, 04/01/56	857	804,842
6.20%, 03/15/40(a)	695	708,918
Series J, 3.90%, 04/01/45(a)	798	591,827
Series L, 3.85%, 02/01/48	864	613,859
Series M, 4.10%, 09/15/28	791	779,878
Southwestern Public Service Co.
3.40%, 08/15/46(a)	465	325,236
3.70%, 08/15/47	1,037	747,863
3.75%, 06/15/49(a)	765	542,034
4.50%, 08/15/41(a)	835	723,864
5.30%, 05/15/35	958	939,577
5.30%, 08/15/36(a)	979	954,649
5.88%, 08/15/56	990	944,158
6.00%, 10/01/36(a)	391	391,484
6.00%, 06/01/54(a)	929	906,770
Series 6, 4.40%, 11/15/48	593	472,981
Series 8, 3.15%, 05/01/50(a)	990	632,649
SP Group Treasury Pte. Ltd.
3.38%, 02/27/29(a)(b)	1,031	1,001,783
4.63%, 11/21/29(b)	295	295,268
SP PowerAssets Ltd., 3.00%, 09/26/27(a)(b)	650	640,141
Star Energy Geothermal Darajat II/Star Energy Geothermal Salak, 4.85%, 10/14/38(a)(b)	985	915,281
State Grid Overseas Investment 2013 Ltd., 4.38%, 05/22/43(b)	150	134,567
State Grid Overseas Investment 2014 Ltd., 4.85%, 05/07/44(a)(b)	945	894,931
State Grid Overseas Investment BVI Ltd.
4.00%, 05/04/47(a)(b)	767	641,515
4.25%, 05/02/28(a)(b)	905	902,079
System Energy Resources, Inc.
5.30%, 12/15/34	1,150	1,123,132
6.00%, 04/15/28	600	609,318
Security	Par (000)	Value
Electric (continued)
Tampa Electric Co.
2.40%, 03/15/31	$1,011	$903,053
3.45%, 03/15/51(a)	594	399,297
3.63%, 06/15/50(a)	592	411,134
4.10%, 06/15/42	590	480,892
4.20%, 05/15/45(a)	510	398,864
4.30%, 06/15/48(a)	687	540,431
4.35%, 05/15/44	937	766,555
4.45%, 06/15/49	698	557,077
4.90%, 03/01/29	1,330	1,331,755
5.00%, 07/15/52	526	452,122
5.15%, 03/01/35(a)	920	900,989
6.15%, 05/15/37(a)	395	410,435
6.55%, 05/15/36(a)	345	365,429
Tierra Mojada Luxembourg II SARL, 5.75%, 12/01/40(a)(b)	1,106	1,048,038
Toledo Edison Co. (The), 6.15%, 05/15/37	467	492,000
Trans-Allegheny Interstate Line Co., 5.00%, 01/15/31(b)	1,125	1,120,764
Transelec SA, 3.88%, 01/12/29(b)	100	96,486
Tri-State Generation & Transmission Association, Inc.
4.70%, 11/01/44	420	340,455
6.00%, 06/15/40(b)	1,067	1,035,001
Tucson Electric Power Co.
1.50%, 08/01/30	857	751,058
3.25%, 05/15/32	893	807,227
3.25%, 05/01/51	471	304,506
4.00%, 06/15/50	632	467,642
4.85%, 12/01/48(a)	505	426,085
5.20%, 09/15/34	590	582,977
5.50%, 04/15/53(a)	810	743,792
5.90%, 04/15/55(a)	600	580,496
Union Electric Co.
2.15%, 03/15/32	1,525	1,317,810
2.63%, 03/15/51	775	443,721
2.95%, 03/15/30	1,260	1,181,437
3.25%, 10/01/49	626	408,463
3.50%, 03/15/29	1,111	1,077,989
3.65%, 04/15/45	374	275,384
3.90%, 09/15/42	705	557,537
3.90%, 04/01/52	1,110	803,680
4.00%, 04/01/48	767	578,636
4.80%, 03/15/36(a)	915	868,642
5.13%, 03/15/55(a)	950	828,540
5.20%, 04/01/34	995	988,450
5.25%, 04/15/35	990	978,172
5.25%, 01/15/54	735	650,301
5.30%, 08/01/37	390	383,690
5.45%, 03/15/53(a)	870	797,305
5.55%, 03/15/56	923	851,984
5.75%, 09/15/56(a)	995	945,218
8.45%, 03/15/39	345	428,102
Virginia Electric and Power Co.
2.30%, 11/15/31	920	802,881
2.40%, 03/30/32	1,135	984,345
2.45%, 12/15/50	1,839	989,475
2.95%, 11/15/51	2,240	1,328,688
3.30%, 12/01/49	1,142	741,692
4.00%, 01/15/43(a)	1,580	1,249,360
4.45%, 02/15/44	1,455	1,206,157
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
4.60%, 12/01/48	$1,480	$1,204,444
4.95%, 03/15/36	2,545	2,420,576
5.00%, 04/01/33(a)	1,555	1,531,272
5.00%, 01/15/34	1,575	1,534,147
5.05%, 08/15/34	1,295	1,263,384
5.15%, 03/15/35	1,545	1,505,214
5.30%, 08/15/33	795	794,316
5.35%, 01/15/54	1,165	1,032,761
5.45%, 04/01/53	1,707	1,537,634
5.55%, 08/15/54	1,170	1,067,225
5.65%, 08/15/36	1,475	1,477,566
5.65%, 03/15/55	1,460	1,353,705
5.70%, 08/15/53(a)	1,315	1,226,844
5.70%, 03/15/56	1,980	1,847,226
6.30%, 08/15/56	905	914,085
6.35%, 11/30/37	1,057	1,105,604
8.88%, 11/15/38(a)	1,623	2,050,837
Series A, 2.88%, 07/15/29	1,285	1,219,205
Series A, 3.80%, 04/01/28	1,455	1,435,373
Series A, 6.00%, 05/15/37	1,350	1,379,455
Series B, 3.80%, 09/15/47	1,107	804,785
Series B, 4.20%, 05/15/45	825	648,591
Series B, 6.00%, 01/15/36	1,339	1,383,130
Series C, 4.00%, 11/15/46	1,078	815,155
Series C, 4.63%, 05/15/52	1,495	1,192,132
Series C, 4.90%, 09/15/35	1,925	1,836,794
Series D, 4.65%, 08/15/43	865	737,533
Series D, 5.60%, 09/15/55(a)	2,016	1,855,719
Vistra Operations Co. LLC
4.30%, 10/15/28(b)	170	167,320
4.30%, 07/15/29(b)	2,104	2,050,908
4.38%, 05/01/29(b)	460	449,833
4.55%, 10/30/28(b)	1,345	1,330,256
4.60%, 10/15/30(b)	295	286,389
4.70%, 01/31/31(b)	825	800,481
5.00%, 04/30/31(b)	2,240	2,196,048
5.25%, 04/30/33(b)	2,100	2,047,383
5.25%, 10/15/35(a)(b)	1,510	1,436,903
5.35%, 01/31/36(a)(b)	1,925	1,838,628
5.55%, 04/30/36(b)	1,940	1,882,351
5.70%, 12/30/34(b)	1,500	1,479,269
6.00%, 04/15/34(b)	1,340	1,345,364
6.88%, 04/15/32(b)	700	722,377
6.95%, 10/15/33(b)	2,974	3,162,714
WEC Energy Group, Inc.
1.38%, 10/15/27	1,224	1,181,554
1.80%, 10/15/30	451	398,543
2.20%, 12/15/28(a)	873	824,975
4.75%, 01/15/28	1,560	1,562,683
5.15%, 10/01/27	660	664,081
5.63%, 05/15/56, (5-year CMT + 1.91%)(a)(d)	420	413,026
Wisconsin Electric Power Co.
1.70%, 06/15/28(a)	485	460,979
3.65%, 12/15/42	405	300,996
3.95%, 03/01/29(a)	1,145	1,124,391
4.15%, 10/15/30	1,345	1,306,064
4.25%, 06/01/44	525	418,917
4.30%, 12/15/45(a)	245	191,035
4.30%, 10/15/48	650	513,585
4.60%, 10/01/34	460	441,308
4.65%, 06/15/31	865	851,722
Security	Par (000)	Value
Electric (continued)
4.75%, 09/30/32(a)	$950	$935,960
5.00%, 05/15/29	900	905,528
5.05%, 10/01/54(a)	630	551,039
5.10%, 06/15/36	1,265	1,231,481
5.63%, 05/15/33(a)	562	577,040
5.65%, 03/15/56(a)	850	808,574
5.70%, 12/01/36	630	644,849
Wisconsin Power and Light Co.
1.95%, 09/16/31	735	631,956
3.00%, 07/01/29	699	667,021
3.05%, 10/15/27	790	776,804
3.65%, 04/01/50	1,032	708,682
3.95%, 09/01/32	1,220	1,144,484
4.10%, 10/15/44	405	310,433
4.95%, 04/01/33	1,060	1,041,036
5.38%, 03/30/34	975	970,467
5.70%, 12/15/55	345	322,255
6.38%, 08/15/37	655	688,096
7.60%, 10/01/38	455	520,788
Wisconsin Public Service Corp.
2.85%, 12/01/51	520	308,657
3.30%, 09/01/49	605	401,506
3.67%, 12/01/42	687	531,187
4.25%, 01/15/31	667	647,083
4.55%, 12/01/29(a)	1,033	1,026,770
4.75%, 11/01/44	909	787,442
6.05%, 08/15/56	660	655,476
Xcel Energy, Inc.
2.35%, 11/15/31	532	463,430
2.60%, 12/01/29	970	903,279
3.40%, 06/01/30(a)	1,120	1,059,870
3.50%, 12/01/49	840	566,451
4.00%, 06/15/28(a)	1,244	1,227,430
4.60%, 06/01/32	1,700	1,643,857
4.75%, 03/21/28	720	719,719
4.80%, 09/15/41	548	468,435
5.45%, 08/15/33(a)	1,320	1,320,903
5.50%, 03/15/34	1,770	1,764,092
5.60%, 04/15/35	985	982,031
5.75%, 12/03/56, (5-year CMT + 2.17%)(d)	930	902,197
6.50%, 07/01/36	585	616,302
		1,625,034,581
Electrical Components & Equipment — 0.0%
ABB Finance USA, Inc.
3.80%, 04/03/28	1,216	1,201,993
4.38%, 05/08/42(a)	770	657,597
Acuity Brands Lighting, Inc., 2.15%, 12/15/30	914	810,560
Molex Electronic Technologies LLC
4.75%, 04/30/28(b)	960	960,201
5.25%, 04/30/32(a)(b)	705	708,797
		4,339,148
Electronics — 0.6%
Allegion PLC, 3.50%, 10/01/29	1,198	1,146,851
Allegion U.S. Holding Co., Inc.
3.55%, 10/01/27	900	889,839
5.41%, 07/01/32	704	707,526
5.60%, 05/29/34	805	809,855
Amphenol Corp.
2.20%, 09/15/31	1,665	1,458,610
2.80%, 02/15/30	2,392	2,232,531

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electronics (continued)
3.80%, 11/15/27	$1,430	$1,419,415
3.90%, 11/15/28	975	959,198
4.13%, 11/15/30	2,170	2,101,851
4.35%, 06/01/29	1,365	1,351,619
4.38%, 06/12/28	1,165	1,159,376
4.40%, 02/15/33(a)	2,525	2,414,532
4.63%, 02/15/36(a)	3,104	2,916,924
5.00%, 01/15/35(a)	1,530	1,491,792
5.05%, 04/05/29	1,290	1,299,036
5.25%, 04/05/34(a)	1,155	1,151,994
5.30%, 11/15/55(a)	2,547	2,306,707
5.38%, 11/15/54(a)	620	572,040
Arrow Electronics, Inc.
2.95%, 02/15/32(a)	1,111	972,495
3.88%, 01/12/28(a)	1,205	1,188,294
5.15%, 08/21/29	1,109	1,110,788
5.88%, 04/10/34	760	768,173
Avnet, Inc.
3.00%, 05/15/31	770	684,767
5.50%, 06/01/32(a)	545	541,411
5.65%, 09/01/31	705	702,469
6.25%, 03/15/28	1,155	1,175,040
Emerson Electric Co.
1.80%, 10/15/27	949	921,782
1.95%, 10/15/30(a)	1,618	1,442,293
2.00%, 12/21/28(a)	1,403	1,323,925
2.20%, 12/21/31(a)	2,195	1,919,091
2.75%, 10/15/50	871	524,059
2.80%, 12/21/51	1,845	1,096,755
5.00%, 03/15/35(a)	899	884,124
5.25%, 11/15/39(a)	805	789,601
6.00%, 08/15/32	570	595,590
6.13%, 04/15/39	230	240,454
Flex Ltd.
4.88%, 06/15/29	998	988,843
4.88%, 05/12/30	1,714	1,682,086
5.25%, 01/15/32	1,181	1,155,290
5.38%, 11/13/35(a)	595	562,632
6.00%, 01/15/28	1,080	1,092,837
Fortive Corp.
4.30%, 06/15/46	1,071	846,028
4.75%, 05/15/31	1,084	1,060,689
5.25%, 05/15/36	940	910,114
Honeywell International, Inc.
1.75%, 09/01/31	3,090	2,651,852
1.95%, 06/01/30	2,860	2,573,777
2.70%, 08/15/29(a)	1,865	1,763,083
2.80%, 06/01/50(a)	1,259	767,400
3.81%, 11/21/47	935	694,386
4.50%, 01/15/34	2,078	1,985,206
4.75%, 02/01/32(a)	615	608,722
5.00%, 02/15/33	1,027	1,029,859
5.00%, 03/01/35	1,945	1,903,727
Hubbell, Inc.
2.30%, 03/15/31	757	674,119
3.50%, 02/15/28	963	947,669
4.65%, 06/15/31(a)	1,032	1,014,815
4.80%, 11/15/35	475	449,612
4.90%, 06/15/33	1,585	1,542,983
5.15%, 06/15/36(a)	1,135	1,097,412
Security	Par (000)	Value
Electronics (continued)
Jabil, Inc.
3.00%, 01/15/31(a)	$1,002	$909,795
3.60%, 01/15/30	1,152	1,093,843
3.95%, 01/12/28	1,140	1,126,392
4.20%, 02/01/29	960	941,133
4.75%, 02/01/33	580	554,916
5.45%, 02/01/29	879	884,723
Keysight Technologies, Inc.
3.00%, 10/30/29	1,319	1,243,619
4.95%, 10/15/34	805	776,136
5.35%, 07/30/30	1,335	1,347,831
nVent Finance SARL
2.75%, 11/15/31(a)	631	555,310
4.55%, 04/15/28(a)	943	937,624
5.65%, 05/15/33(a)	865	874,822
TD SYNNEX Corp.
2.38%, 08/09/28	1,308	1,241,961
2.65%, 08/09/31(a)	1,247	1,097,501
4.30%, 01/17/29	1,325	1,301,545
5.30%, 10/10/35	840	803,475
6.10%, 04/12/34	780	793,044
Trimble, Inc.
4.90%, 06/15/28(a)	1,791	1,785,244
6.10%, 03/15/33	795	816,806
Tyco Electronics Group SA
2.50%, 02/04/32	1,175	1,029,669
4.50%, 02/09/31	1,735	1,701,898
4.63%, 02/01/30	1,060	1,049,477
4.88%, 02/09/36	760	723,945
5.00%, 05/09/35	683	660,924
7.13%, 10/01/37(a)	945	1,064,251
Vontier Corp.
2.40%, 04/01/28	966	928,170
2.95%, 04/01/31(a)	1,272	1,149,992
		98,667,994
Energy - Alternate Sources — 0.0%
Hanwha Energy USA Holdings Corp., 4.38%, 07/02/28(b)	35	34,747
Hanwha Q Cells Americas Holdings Corp., 5.00%, 07/27/28(b)	10	10,036
Sweihan PV Power Co. PJSC, 3.63%, 01/31/49(b)	657	525,007
Topaz Solar Farms LLC, 5.75%, 09/30/39(a)(b)	142	140,539
		710,329
Engineering & Construction — 0.2%
Aeropuerto Internacional de Tocumen SA
4.00%, 08/11/41(a)(b)	790	664,153
5.13%, 08/11/61(b)	2,492	2,014,358
Cellnex Finance Co. SA, 3.88%, 07/07/41(b)	735	569,559
CIMIC Finance Ltd., 6.00%, 04/22/36(b)	1,255	1,225,637
CIMIC Finance USA Pty. Ltd., 7.00%, 03/25/34(b)	1,775	1,860,917
Jacobs Engineering Group, Inc.
5.90%, 03/01/33(a)	1,135	1,153,403
6.35%, 08/18/28	2,286	2,346,090
Jacobs Solutions, Inc.
4.75%, 03/03/31	1,654	1,614,691
5.38%, 03/03/36	981	939,409
LBJ Infrastructure Group LLC, 3.80%, 12/31/57(a)(b)	585	401,337
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Engineering & Construction (continued)
MasTec, Inc.
4.50%, 08/15/28(b)	$3,060	$3,023,153
5.85%, 09/30/36(a)	940	927,702
5.90%, 06/15/29	2,660	2,711,847
Mexico City Airport Trust
3.88%, 04/30/28(b)	904	887,239
5.50%, 10/31/46(b)	1,422	1,219,118
5.50%, 07/31/47(b)	3,521	2,994,364
Sitios Latinoamerica SAB de CV
5.38%, 04/04/32(a)(b)	1,720	1,694,764
6.00%, 11/25/29(b)	190	192,052
Ste Transcore Holdings, Inc., 3.75%, 05/05/32(b)	150	141,462
Summit Digitel Infrastructure Ltd., 2.88%, 08/12/31(b)	170	151,522
Sydney Airport Finance Co. Pty. Ltd., 5.25%, 03/26/36(b)	2,000	1,940,399
Vinci SA, 3.75%, 04/10/29(a)(b)	2,070	2,019,102
WSP Global, Inc.
5.04%, 09/18/31(b)	2,873	2,814,852
5.71%, 09/18/36(a)(b)	2,602	2,508,746
		36,015,876
Entertainment — 0.0%
Flutter Treasury DAC
5.88%, 06/04/31(b)	275	270,249
6.38%, 04/29/29(a)(b)	1,790	1,810,021
Genm Capital Labuan Ltd., 3.88%, 04/19/31(b)	1,955	1,758,892
WMG Acquisition Corp.
3.00%, 02/15/31(a)(b)	830	762,523
3.75%, 12/01/29(a)(b)	530	504,316
3.88%, 07/15/30(b)	1,010	949,979
		6,055,980
Environmental Control — 0.4%
GFL Environmental, Inc., 3.50%, 09/01/28(a)(b)	185	180,186
Republic Services, Inc.
1.45%, 02/15/31(a)	1,317	1,133,819
1.75%, 02/15/32	1,599	1,349,647
2.30%, 03/01/30(a)	1,411	1,293,688
2.38%, 03/15/33(a)	1,380	1,177,686
3.05%, 03/01/50(a)	523	334,695
3.38%, 11/15/27	1,218	1,201,775
3.95%, 05/15/28	1,688	1,669,655
4.75%, 07/15/30(a)	1,240	1,233,970
4.75%, 07/15/31	935	926,423
4.88%, 04/01/29	1,547	1,551,886
5.00%, 11/15/29	920	925,162
5.00%, 12/15/33	1,613	1,599,784
5.00%, 04/01/34	1,620	1,598,462
5.00%, 07/15/36	975	944,417
5.15%, 03/15/35(a)	1,120	1,111,260
5.20%, 11/15/34	859	855,724
5.70%, 05/15/41(a)	660	661,830
6.20%, 03/01/40	947	995,056
Veralto Corp.
4.85%, 01/15/32	935	919,494
5.35%, 09/18/28	1,523	1,538,910
5.45%, 09/18/33(a)	1,145	1,151,668
Waste Connections, Inc.
2.20%, 01/15/32	1,318	1,142,099
2.60%, 02/01/30	1,367	1,271,129
Security	Par (000)	Value
Environmental Control (continued)
2.95%, 01/15/52(a)	$1,412	$866,659
3.05%, 04/01/50	960	610,685
3.20%, 06/01/32(a)	826	747,790
3.50%, 05/01/29	1,168	1,131,953
4.20%, 01/15/33	1,431	1,356,105
4.25%, 12/01/28	1,291	1,277,489
4.80%, 07/15/36	1,150	1,092,502
5.00%, 03/01/34	1,625	1,594,180
5.25%, 09/01/35(a)	865	859,241
Waste Management, Inc.
1.15%, 03/15/28(a)	1,120	1,063,937
1.50%, 03/15/31(a)	2,345	2,019,256
2.00%, 06/01/29(a)	1,080	1,006,535
2.50%, 11/15/50	950	540,967
2.95%, 06/01/41	1,095	798,249
3.15%, 11/15/27	368	362,306
3.88%, 01/15/29	926	909,506
3.90%, 03/01/35(a)	408	368,356
4.10%, 03/01/45(a)	1,150	932,378
4.15%, 04/15/32(a)	1,960	1,883,933
4.15%, 07/15/49(a)	1,126	879,344
4.50%, 03/15/28	1,555	1,553,166
4.63%, 02/15/30(a)	2,100	2,088,450
4.63%, 02/15/33(a)	945	922,490
4.65%, 03/15/30	1,025	1,019,930
4.80%, 03/15/32	1,456	1,442,570
4.88%, 02/15/29(a)	1,403	1,409,296
4.88%, 02/15/34	1,915	1,887,638
4.95%, 07/03/31	1,945	1,945,813
4.95%, 03/15/35(a)	3,485	3,407,067
5.35%, 10/15/54(a)	2,130	1,966,110
7.00%, 07/15/28(a)	1,165	1,213,153
		65,925,479
Food — 1.8%
Agrosuper SA, 4.60%, 01/20/32(b)	10	9,555
Ahold Finance USA LLC, 6.88%, 05/01/29	1,265	1,325,991
Bimbo Bakeries USA, Inc.
4.00%, 05/17/51(b)	1,202	865,568
5.38%, 01/09/36(a)(b)	1,568	1,525,648
6.05%, 01/15/29(b)	1,605	1,639,888
6.40%, 01/15/34(b)	1,085	1,136,910
Campbell's Co. (The)
2.38%, 04/24/30	699	631,068
4.15%, 03/15/28(a)	2,015	1,993,450
4.55%, 03/21/31	1,708	1,648,121
5.20%, 03/21/29	1,645	1,650,381
Campbell's Company (The)
3.13%, 04/24/50(a)	846	494,871
4.75%, 03/23/35(a)	1,498	1,370,090
4.80%, 03/15/48(a)	1,204	945,490
5.25%, 10/13/54	630	510,256
5.40%, 03/21/34(a)	1,825	1,761,277
Cencosud SA
5.95%, 05/28/31(b)	235	239,402
6.63%, 02/12/45(b)	380	396,237
CK Hutchison International 20 Ltd., 2.50%, 05/08/30(b)	1,911	1,761,474
CK Hutchison International 21 Ltd., 2.50%, 04/15/31(a)(b)	1,823	1,644,938
Conagra Brands, Inc.
1.38%, 11/01/27(a)	625	601,062

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Food (continued)
4.85%, 11/01/28(a)	$1,867	$1,859,264
5.00%, 08/01/30(a)	920	907,679
5.30%, 11/01/38	1,704	1,568,860
5.40%, 08/01/31	935	931,819
5.40%, 11/01/48(a)	1,693	1,440,977
5.75%, 08/01/35(a)	1,100	1,085,972
7.00%, 10/01/28(a)	1,705	1,769,617
8.25%, 09/15/30	1,342	1,479,843
Flowers Foods, Inc.
2.40%, 03/15/31(a)	1,251	1,077,407
5.75%, 03/15/35(a)	555	522,936
6.20%, 03/15/55	630	503,323
General Mills, Inc.
2.25%, 10/14/31(a)	845	736,887
2.88%, 04/15/30(a)	1,379	1,281,707
3.00%, 02/01/51(a)	1,185	730,521
4.15%, 02/15/43	793	631,183
4.20%, 04/17/28(a)	2,915	2,890,931
4.55%, 04/17/38(a)	746	666,388
4.70%, 04/17/48(a)	895	738,614
4.88%, 01/30/30	1,873	1,866,436
4.95%, 03/29/33(a)	1,005	983,005
5.25%, 01/30/35(a)	1,294	1,268,633
5.40%, 06/15/40	975	929,557
5.50%, 10/17/28(a)	1,465	1,486,177
Gruma SAB de CV
5.39%, 12/09/34(b)	450	444,497
5.76%, 12/09/54(a)(b)	815	753,150
Grupo Bimbo SAB de CV
4.00%, 09/06/49(a)(b)	1,230	897,198
4.70%, 11/10/47(b)	1,028	850,505
4.88%, 06/27/44(b)	600	522,195
Hershey Co. (The)
1.70%, 06/01/30	1,120	998,831
2.45%, 11/15/29	1,100	1,022,842
2.65%, 06/01/50	342	201,109
3.13%, 11/15/49	879	571,339
3.38%, 08/15/46	410	289,410
4.25%, 05/04/28(a)	800	795,805
4.50%, 05/04/33	785	765,122
4.55%, 02/24/28	1,035	1,036,563
4.75%, 02/24/30(a)	1,185	1,184,667
4.95%, 02/24/32	1,195	1,194,960
5.10%, 02/24/35(a)	1,035	1,032,480
Hormel Foods Corp.
1.70%, 06/03/28	1,825	1,736,664
1.80%, 06/11/30	2,563	2,290,162
3.05%, 06/03/51	735	457,899
Ingredion, Inc.
2.90%, 06/01/30	1,410	1,309,386
3.90%, 06/01/50(a)	629	450,478
6.63%, 04/15/37(a)	449	475,130
J M Smucker Co. (The)
2.13%, 03/15/32(a)	1,054	897,385
2.38%, 03/15/30	841	770,751
3.38%, 12/15/27(a)	1,152	1,134,678
4.25%, 03/15/35(a)	1,509	1,379,592
4.38%, 03/15/45(a)	1,010	819,722
5.90%, 11/15/28(a)	1,985	2,032,398
6.20%, 11/15/33	1,834	1,924,554
6.50%, 11/15/43(a)	1,158	1,216,002
Security	Par (000)	Value
Food (continued)
6.50%, 11/15/53(a)	$1,922	$2,025,011
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings
3.00%, 02/02/29	1,570	1,501,721
3.00%, 05/15/32	2,242	1,974,655
3.63%, 01/15/32	1,505	1,382,558
3.75%, 12/01/31	1,160	1,073,255
4.38%, 02/02/52	2,230	1,616,866
5.50%, 01/15/36(a)	2,390	2,327,026
5.63%, 03/10/37(b)	1,375	1,336,218
5.75%, 04/01/33	3,143	3,187,785
5.95%, 04/20/35	2,160	2,184,600
6.25%, 03/01/56	2,405	2,262,262
6.38%, 02/25/55	1,905	1,819,767
6.38%, 04/15/66	2,325	2,180,543
6.40%, 05/10/57(b)	1,435	1,376,237
6.50%, 12/01/52	2,769	2,683,908
6.75%, 03/15/34	1,106	1,181,988
7.25%, 11/15/53	2,100	2,220,387
Kellanova
2.10%, 06/01/30(a)	1,413	1,277,692
3.40%, 11/15/27	1,024	1,010,898
4.30%, 05/15/28(a)	1,395	1,387,020
4.50%, 04/01/46	1,138	943,396
5.25%, 03/01/33	465	466,509
5.75%, 05/16/54	635	602,119
Series B, 7.45%, 04/01/31	1,420	1,557,721
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40	870	836,393
Kraft Heinz Foods Co.
3.75%, 04/01/30	1,415	1,354,488
4.25%, 03/01/31(a)	1,050	1,013,831
4.38%, 06/01/46	1,068	831,072
4.63%, 01/30/29(a)	1,015	1,012,065
4.63%, 10/01/39	1,190	1,030,355
4.88%, 10/01/49	2,542	2,070,420
5.00%, 07/15/35	390	372,672
5.00%, 06/04/42	2,592	2,268,693
5.20%, 03/15/32	1,085	1,082,029
5.20%, 07/15/45	4,184	3,632,818
5.40%, 03/15/35(a)	1,490	1,473,259
5.50%, 06/01/50	1,311	1,158,144
6.50%, 02/09/40	1,810	1,860,729
6.75%, 03/15/32(a)	725	775,787
6.88%, 01/26/39	600	641,379
7.13%, 08/01/39(a)(b)	1,795	1,942,477
Kroger Co. (The)
1.70%, 01/15/31(a)	1,015	883,251
2.20%, 05/01/30(a)	950	862,878
3.88%, 10/15/46(a)	845	622,056
3.95%, 01/15/50(a)	1,294	935,053
4.45%, 02/01/47	1,680	1,335,873
4.50%, 01/15/29	1,414	1,405,568
4.65%, 01/15/48(a)	811	660,447
5.00%, 09/15/34	4,365	4,217,893
5.00%, 04/15/42(a)	1,052	947,160
5.15%, 08/01/43(a)	676	609,234
5.40%, 07/15/40(a)	858	814,639
5.40%, 01/15/49	991	892,188
5.50%, 09/15/54(a)	3,265	2,929,654
5.65%, 09/15/64(a)	2,876	2,573,142
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Food (continued)
6.90%, 04/15/38	$997	$1,092,998
7.50%, 04/01/31	1,105	1,215,438
8.00%, 09/15/29	624	680,007
Series B, 7.70%, 06/01/29(a)	805	861,901
Mars, Inc.
1.63%, 07/16/32(a)(b)	1,670	1,385,534
2.38%, 07/16/40(b)	2,131	1,451,640
2.45%, 07/16/50(b)	1,255	693,124
3.20%, 04/01/30(b)	2,015	1,902,671
3.60%, 04/01/34(b)	1,086	967,565
3.88%, 04/01/39(b)	1,795	1,511,302
3.95%, 04/01/44(a)(b)	1,252	978,087
3.95%, 04/01/49(a)(b)	1,477	1,111,722
4.13%, 04/01/54(b)	553	414,789
4.20%, 04/01/59(b)	766	568,231
4.55%, 04/20/28(a)(b)	2,450	2,447,866
4.60%, 03/01/28(b)	5,450	5,447,780
4.65%, 04/20/31(a)(b)	1,275	1,257,457
4.75%, 04/20/33(b)	2,105	2,045,213
4.80%, 03/01/30(a)(b)	7,100	7,063,969
5.00%, 03/01/32(b)	4,286	4,256,894
5.20%, 03/01/35(b)	9,558	9,418,902
5.65%, 05/01/45(a)(b)	4,995	4,790,734
5.70%, 05/01/55(a)(b)	9,708	9,173,522
5.80%, 05/01/65(b)	2,355	2,229,885
McCormick & Co., Inc.
1.85%, 02/15/31(a)	1,465	1,279,227
2.50%, 04/15/30	1,022	937,195
4.15%, 02/15/29	1,340	1,318,703
4.20%, 08/15/47(a)	660	505,680
4.70%, 10/15/34(a)	1,035	980,133
4.95%, 04/15/33(a)	741	725,048
Mondelez International, Inc.
1.50%, 02/04/31	1,415	1,222,006
1.88%, 10/15/32(a)	1,047	881,889
2.63%, 09/04/50	2,172	1,254,493
2.75%, 04/13/30	1,872	1,736,638
3.00%, 03/17/32	1,238	1,113,369
4.13%, 05/07/28	1,595	1,580,353
4.25%, 05/06/28	1,005	998,148
4.50%, 05/06/30(a)	550	541,107
4.75%, 02/20/29	1,153	1,152,984
4.75%, 08/28/34(a)	917	880,207
5.13%, 05/06/35(a)	665	653,223
6.50%, 11/01/31	355	378,141
Nestle Capital Corp.
4.20%, 03/18/31(b)	1,155	1,121,511
4.50%, 03/18/33(b)	1,015	984,630
4.65%, 03/12/29(a)(b)	2,160	2,161,809
4.75%, 03/12/31(b)	755	749,997
4.80%, 03/18/36(a)(b)	1,020	989,738
4.88%, 03/12/34(b)	1,790	1,763,585
5.10%, 03/12/54(a)(b)	765	692,219
Nestle Holdings, Inc.
1.00%, 09/15/27(a)(b)	2,068	1,998,729
1.25%, 09/15/30(b)	2,590	2,250,692
1.50%, 09/14/28(b)	1,520	1,433,780
1.88%, 09/14/31(a)(b)	1,734	1,504,208
2.50%, 09/14/41(a)(b)	1,032	707,644
2.63%, 09/14/51(a)(b)	1,173	696,211
3.63%, 09/24/28(b)	1,904	1,870,015
Security	Par (000)	Value
Food (continued)
3.90%, 09/24/38(a)(b)	$2,499	$2,188,702
4.00%, 09/24/48(b)	3,924	3,048,494
4.13%, 10/01/27(b)	595	593,185
4.25%, 10/01/29(a)(b)	1,530	1,511,089
4.30%, 10/01/32(b)	3,345	3,227,469
4.70%, 01/15/53(a)(b)	1,855	1,587,049
4.85%, 03/14/33(a)(b)	975	965,168
4.95%, 03/14/30(a)(b)	1,150	1,151,864
5.00%, 03/14/28(a)(b)	1,300	1,310,269
5.00%, 09/12/28(a)(b)	1,602	1,615,105
5.00%, 09/12/30(b)	1,340	1,349,262
5.00%, 09/12/33(a)(b)	550	555,406
Sigma Finance Netherlands BV, 4.88%, 03/27/28(b)	275	274,840
Sigma Foods SAB de CV, 6.88%, 03/25/44(a)(b)	1,160	1,205,028
Smithfield Foods, Inc.
2.63%, 09/13/31(b)	1,257	1,104,243
3.00%, 10/15/30(b)	940	850,380
5.20%, 04/01/29(b)	684	685,450
Sysco Corp.
2.40%, 02/15/30(a)	1,225	1,121,128
2.45%, 12/14/31	610	534,711
3.15%, 12/14/51	1,273	774,307
3.30%, 02/15/50	1,030	656,787
4.40%, 07/25/31	1,249	1,203,201
4.45%, 03/15/48	935	729,856
4.50%, 04/01/46	1,047	837,225
4.85%, 10/01/45	1,020	860,532
4.95%, 03/25/36(a)	910	854,485
5.10%, 09/23/30	1,545	1,541,821
5.38%, 09/21/35(a)	715	698,699
5.40%, 03/23/35	1,340	1,315,417
5.75%, 01/17/29	875	891,772
5.95%, 04/01/30	1,806	1,850,853
6.00%, 01/17/34	1,140	1,171,744
6.60%, 04/01/40	1,170	1,217,389
6.60%, 04/01/50(a)	2,085	2,119,432
Tesco PLC, 6.15%, 11/15/37(b)	770	769,848
Tyson Foods, Inc.
4.35%, 03/01/29	1,095	1,082,717
4.55%, 06/02/47	1,379	1,127,710
4.88%, 08/15/34	982	940,370
4.95%, 02/20/36	1,055	1,003,097
5.10%, 08/24/31	805	801,437
5.10%, 09/28/48(a)	2,770	2,410,606
5.15%, 08/15/44	899	807,893
5.60%, 01/24/37	715	709,428
5.70%, 03/15/34(a)	1,815	1,839,381
		314,716,068
Food Service — 0.0%
Sodexo, Inc.
2.72%, 04/16/31(b)	1,553	1,394,324
5.15%, 08/15/30(b)	1,225	1,220,720
5.80%, 08/15/35(b)	315	315,690
		2,930,734
Forest Products & Paper — 0.2%
Celulosa Arauco y Constitucion SA
3.88%, 11/02/27	1,065	1,049,342
4.20%, 01/29/30(b)	965	905,271
4.25%, 04/30/29(b)	1,323	1,264,801

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Forest Products & Paper (continued)
5.15%, 01/29/50(a)(b)	$1,150	$903,840
5.50%, 11/02/47	826	708,559
5.50%, 04/30/49(a)(b)	975	814,603
6.18%, 05/05/32(a)(b)	540	535,287
Georgia-Pacific LLC
2.30%, 04/30/30(a)(b)	1,199	1,094,318
4.40%, 06/30/28(b)	1,075	1,068,327
4.40%, 05/15/29(b)	870	860,424
4.60%, 05/15/31(b)	790	774,495
4.90%, 05/15/33(b)	730	714,265
4.95%, 06/30/32(a)(b)	1,280	1,266,146
7.25%, 06/01/28	1,468	1,529,392
7.75%, 11/15/29	1,080	1,171,115
8.88%, 05/15/31	1,287	1,488,075
International Paper Co.
4.35%, 08/15/48(a)	1,294	992,283
4.40%, 08/15/47(a)	1,602	1,257,150
4.80%, 06/15/44(a)	925	780,463
5.00%, 09/15/35	1,200	1,149,171
5.15%, 05/15/46	885	769,801
6.00%, 11/15/41(a)	1,131	1,123,420
7.30%, 11/15/39	920	1,016,325
Inversiones CMPC SA
3.00%, 04/06/31(b)	1,167	1,016,302
3.85%, 01/13/30(b)	1,230	1,139,200
6.13%, 06/23/33(a)(b)	1,149	1,124,673
6.13%, 02/26/34(a)(b)	835	816,186
Suzano Austria GmbH
2.50%, 09/15/28	1,409	1,341,211
3.13%, 01/15/32(a)	1,908	1,683,720
4.00%, 01/15/31	2,585	2,422,038
5.00%, 01/15/30	2,404	2,362,195
6.00%, 01/15/29	3,612	3,653,383
7.00%, 03/16/47(a)(b)	2,557	2,677,921
Suzano Netherlands BV, 5.50%, 01/15/36	1,135	1,088,692
UPM-Kymmene OYJ, 7.45%, 11/26/27(b)	135	138,550
		42,700,944
Gas — 0.7%
APA Infrastructure Ltd.
5.00%, 03/23/35(a)(b)	460	440,960
5.13%, 09/16/34(a)(b)	1,355	1,313,818
5.75%, 09/16/44(a)(b)	390	373,994
Atmos Energy Corp.
1.50%, 01/15/31	1,105	957,024
2.63%, 09/15/29	805	758,847
2.85%, 02/15/52	880	521,096
3.38%, 09/15/49	1,232	831,882
4.13%, 10/15/44	1,614	1,300,868
4.13%, 03/15/49	943	725,258
4.15%, 01/15/43(a)	965	793,454
4.30%, 10/01/48	1,177	936,862
4.75%, 01/15/32	1,155	1,134,561
5.00%, 12/15/54(a)	1,375	1,181,448
5.20%, 08/15/35	913	902,757
5.45%, 10/15/32	790	800,028
5.45%, 01/15/56(a)	875	806,074
5.50%, 06/15/41	774	760,073
5.75%, 10/15/52	1,025	987,894
5.90%, 11/15/33	1,335	1,386,340
6.20%, 11/15/53	1,124	1,146,441
Security	Par (000)	Value
Gas (continued)
Boston Gas Co.
3.00%, 08/01/29(a)(b)	$1,032	$975,477
3.76%, 03/16/32(b)	775	713,322
4.49%, 02/15/42(b)	834	695,436
5.66%, 07/24/36(b)	960	953,940
5.84%, 01/10/35(a)(b)	195	197,765
6.12%, 07/20/53(b)	870	832,446
Brooklyn Union Gas Co. (The)
3.87%, 03/04/29(b)	800	779,067
4.27%, 03/15/48(b)	1,304	980,124
4.49%, 03/04/49(b)	767	590,574
4.50%, 03/10/46(b)	1,080	860,172
4.87%, 08/05/32(b)	780	755,930
5.46%, 03/16/36(a)(b)	795	771,687
6.39%, 09/15/33(b)	1,005	1,049,530
6.42%, 07/18/54(b)	1,385	1,363,934
CenterPoint Energy Resources Corp.
1.75%, 10/01/30	823	726,054
4.00%, 04/01/28	544	538,265
4.40%, 07/01/32	1,155	1,108,218
5.25%, 03/01/28(a)	1,489	1,501,978
5.40%, 03/01/33	622	620,632
5.40%, 07/01/34	585	582,660
5.85%, 01/15/41	707	703,126
6.63%, 11/01/37	381	401,771
Centrica PLC, 5.38%, 10/16/43(a)(b)	750	665,171
East Ohio Gas Co. (The)
2.00%, 06/15/30(b)	305	272,791
3.00%, 06/15/50(b)	1,392	843,957
ENN Energy Holdings Ltd., 2.63%, 09/17/30(a)(b)	530	482,757
Grupo Energia Bogota SA ESP
4.88%, 05/15/30(b)	1,056	1,028,079
5.75%, 10/22/35(a)(b)	740	722,832
7.85%, 11/09/33(a)(b)	905	1,003,526
KeySpan Gas East Corp.
3.59%, 01/18/52(b)	755	484,521
5.82%, 04/01/41(b)	895	859,888
5.99%, 03/06/33(b)	1,373	1,406,995
Mega Advance Investments Ltd., 6.38%, 05/12/41(b)	450	480,357
National Fuel Gas Co.
2.95%, 03/01/31	1,002	906,528
3.95%, 09/15/27	785	778,480
4.75%, 09/01/28	914	910,711
4.75%, 05/15/29	1,185	1,175,255
5.05%, 10/15/31	1,145	1,125,166
5.50%, 03/15/30	1,085	1,094,610
5.50%, 05/15/36	837	813,737
5.95%, 03/15/35	740	750,819
NiSource, Inc.
1.70%, 02/15/31	1,677	1,450,964
2.95%, 09/01/29	1,488	1,407,079
3.60%, 05/01/30	2,043	1,950,644
3.95%, 03/30/48(a)	1,485	1,087,401
4.38%, 05/15/47	1,849	1,455,793
4.75%, 05/18/31	1,040	1,025,388
4.80%, 02/15/44(a)	1,606	1,379,950
5.00%, 06/15/52(a)	1,025	866,402
5.20%, 07/01/29(a)	1,205	1,216,851
5.25%, 03/30/28(a)	1,815	1,829,835
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Gas (continued)
5.25%, 02/15/43	$875	$798,575
5.30%, 05/18/36	550	535,519
5.35%, 04/01/34(a)	1,699	1,690,118
5.35%, 07/15/35	2,510	2,466,670
5.40%, 06/30/33(a)	1,125	1,129,373
5.65%, 02/01/45	1,035	974,042
5.75%, 07/15/56, (5-year CMT + 2.04%)(a)(d)	770	758,314
5.80%, 02/01/42	520	497,222
5.85%, 04/01/55	3,188	2,996,712
5.95%, 06/15/41(a)	1,143	1,130,162
6.25%, 04/15/57, (5-year CMT + 1.93%)(a)(d)	585	584,013
6.38%, 03/31/55, (5-year CMT + 2.53%)(d)	435	438,476
6.95%, 11/30/54, (5-year CMT + 2.45%)(a)(d)	520	534,372
Northwest Natural Holding Co., 7.00%, 09/15/55, (5-year CMT + 2.70%)(d)	285	288,912
ONE Gas, Inc.
2.00%, 05/15/30	413	372,353
4.25%, 09/01/32(a)	641	615,093
4.50%, 11/01/48	916	747,191
4.66%, 02/01/44	1,102	945,809
5.10%, 04/01/29	1,143	1,150,585
5.45%, 09/01/36	560	555,825
Piedmont Natural Gas Co., Inc.
2.50%, 03/15/31	605	541,970
3.35%, 06/01/50	1,034	673,944
3.50%, 06/01/29	991	957,072
3.64%, 11/01/46	604	426,539
4.10%, 09/18/34(a)	450	411,170
4.65%, 08/01/43	774	651,352
5.05%, 05/15/52	860	743,708
5.10%, 02/15/35	550	534,187
5.40%, 06/15/33	1,020	1,023,909
Promigas SA ESP/Gases del Pacifico SAC, 3.75%, 10/16/29(b)	535	508,309
Snam SpA
5.00%, 05/28/30(b)	1,305	1,298,502
5.75%, 05/28/35(b)	1,325	1,328,992
6.50%, 05/28/55(b)	895	903,052
Southern California Gas Co.
3.75%, 09/15/42(a)	614	471,899
4.45%, 03/15/44(a)	592	479,589
5.05%, 09/01/34	1,170	1,142,170
5.13%, 11/15/40	1,135	1,052,203
5.20%, 06/01/33	930	925,955
5.45%, 06/15/35	1,150	1,144,634
5.60%, 04/01/54(a)	1,410	1,290,553
5.75%, 06/01/53(a)	935	876,582
5.90%, 06/01/56	1,145	1,087,832
6.00%, 06/15/55	979	951,603
6.35%, 11/15/52(a)	1,015	1,030,154
Series GGG, 5.50%, 09/01/36	925	915,198
Series KK, 5.75%, 11/15/35(a)	305	312,605
Series UU, 4.13%, 06/01/48	719	545,398
Series VV, 4.30%, 01/15/49	950	739,031
Series WW, 3.95%, 02/15/50	654	473,564
Series XX, 2.55%, 02/01/30	1,455	1,347,076
Southern Co. Gas Capital Corp.
3.95%, 10/01/46	1,260	940,592
4.40%, 06/01/43	826	682,016
4.40%, 05/30/47	1,115	886,039
4.95%, 09/15/34(a)	1,005	971,521
Security	Par (000)	Value
Gas (continued)
5.15%, 09/15/32	$1,165	$1,161,333
5.75%, 09/15/33	1,215	1,239,083
5.88%, 03/15/41(a)	1,370	1,365,382
6.00%, 10/01/34(a)	385	395,590
6.05%, 09/15/56, (5-year CMT + 1.82%)(a)(d)	945	938,813
Series 2020-A, 1.75%, 01/15/31(a)	764	666,400
Series 21A, 3.15%, 09/30/51	900	563,282
Series A, 4.05%, 09/15/28	1,160	1,145,670
Series B, 5.10%, 09/15/35	715	690,129
Southwest Gas Corp.
2.20%, 06/15/30	639	576,174
3.18%, 08/15/51	530	338,040
3.70%, 04/01/28	518	509,447
3.80%, 09/29/46(a)	496	360,945
4.05%, 03/15/32	1,103	1,039,949
4.15%, 06/01/49	806	607,365
5.45%, 03/23/28	450	453,563
5.80%, 12/01/27	505	512,107
Spire Missouri, Inc.
3.30%, 06/01/51(a)	580	380,752
4.80%, 02/15/33(a)	670	656,052
Series 2034, 5.15%, 08/15/34	595	587,673
Spire, Inc.
4.60%, 09/01/31(a)	779	757,512
4.70%, 08/15/44(a)	485	402,718
6.25%, 06/01/56, (5-year CMT + 2.56%)(a)(d)	30	29,902
6.45%, 06/01/56, (5-year CMT + 2.33%)(d)	10	9,950
Washington Gas Light Co.
3.65%, 09/15/49(a)	750	516,667
Series K, 3.80%, 09/15/46	691	509,663
		129,130,691
Hand & Machine Tools — 0.1%
Kennametal, Inc.
2.80%, 03/01/31	554	497,464
5.80%, 05/28/36	340	334,882
Snap-on, Inc.
3.10%, 05/01/50(a)	1,056	675,933
4.10%, 03/01/48(a)	703	542,891
Stanley Black & Decker, Inc.
2.30%, 03/15/30	2,001	1,820,486
2.75%, 11/15/50(a)	1,273	725,784
3.00%, 05/15/32	1,160	1,032,794
4.25%, 11/15/28(a)	1,372	1,356,355
4.85%, 11/15/48(a)	785	657,965
5.20%, 09/01/40	872	798,969
6.00%, 03/06/28(a)	830	842,984
		9,286,507
Health Care - Products — 1.2%
180 Medical, Inc.
3.88%, 10/15/29(b)	165	159,438
5.30%, 10/08/35(b)	600	576,056
Abbott Laboratories
1.15%, 01/30/28(a)	1,167	1,115,368
1.40%, 06/30/30	446	393,677
3.70%, 03/09/29(a)	4,810	4,701,570
4.00%, 03/15/31(a)	5,190	5,004,244
4.30%, 03/15/33	5,140	4,911,551
4.65%, 03/15/36	5,830	5,521,693
4.75%, 11/30/36(a)	3,313	3,162,349
4.75%, 03/15/38	4,295	4,031,479

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Products (continued)
4.75%, 04/15/43(a)	$1,328	$1,181,185
4.90%, 11/30/46(a)	6,233	5,536,212
5.30%, 05/27/40(a)	1,021	996,721
5.50%, 03/15/56	7,330	6,867,024
5.60%, 03/15/66	4,715	4,400,006
6.00%, 04/01/39(a)	871	911,791
6.15%, 11/30/37(a)	1,065	1,133,257
Agilent Technologies, Inc.
2.10%, 06/04/30	988	891,308
2.30%, 03/12/31	1,712	1,523,179
2.75%, 09/15/29	1,489	1,400,501
4.20%, 09/09/27(a)	1,120	1,117,528
4.75%, 09/09/34(a)	1,040	1,002,412
4.90%, 01/15/32(b)	1,100	1,089,444
Alcon Finance Corp.
2.60%, 05/27/30(b)	1,875	1,718,402
3.00%, 09/23/29(b)	2,597	2,454,159
3.80%, 09/23/49(a)(b)	1,008	718,826
5.38%, 12/06/32(b)	1,298	1,306,247
5.75%, 12/06/52(b)	1,170	1,108,220
Augusta SpinCo Corp.
4.40%, 03/23/29	1,890	1,867,523
4.66%, 03/23/31	1,045	1,026,985
4.95%, 03/23/33	1,105	1,080,898
5.25%, 03/23/36	1,280	1,247,857
Baxter International, Inc.
1.73%, 04/01/31	2,436	2,068,310
2.27%, 12/01/28	2,626	2,475,178
2.54%, 02/01/32	1,754	1,507,136
3.95%, 04/01/30(a)	841	805,790
4.45%, 02/15/29	762	751,769
4.90%, 12/15/30	998	980,121
5.65%, 12/15/35	1,531	1,494,195
6.25%, 12/01/37	561	558,980
Boston Scientific Corp.
2.65%, 06/01/30	3,043	2,804,009
4.00%, 03/01/28	940	932,603
4.00%, 03/01/29(a)	555	549,369
4.55%, 03/01/39(a)	860	776,018
4.70%, 03/01/49(a)	1,060	900,429
6.25%, 11/15/35(a)	620	659,084
7.38%, 01/15/40	725	832,738
Covidien International Finance SA, 6.55%, 10/15/37(a)	308	333,806
Danaher Corp.
2.60%, 10/01/50(a)	2,085	1,187,749
2.80%, 12/10/51	1,235	731,128
4.38%, 09/15/45	1,202	992,623
Dentsply Sirona, Inc., 3.25%, 06/01/30(a)	1,698	1,569,641
DH Europe Finance II SARL
2.60%, 11/15/29(a)	1,632	1,524,331
3.25%, 11/15/39	1,994	1,554,805
3.40%, 11/15/49	1,584	1,074,010
Edwards Lifesciences Corp., 4.30%, 06/15/28(a)	1,359	1,349,429
GE HealthCare Technologies, Inc.
4.15%, 12/15/28	1,169	1,153,281
4.80%, 08/14/29	1,687	1,685,631
4.80%, 01/15/31	1,990	1,969,582
4.95%, 12/15/35(a)	820	783,327
5.50%, 06/15/35	1,448	1,440,040
Security	Par (000)	Value
Health Care - Products (continued)
5.65%, 11/15/27	$3,052	$3,085,679
5.86%, 03/15/30	3,125	3,205,055
5.91%, 11/22/32	3,485	3,608,487
6.38%, 11/22/52(a)	1,854	1,892,392
Koninklijke Philips NV
5.00%, 03/15/42	961	854,434
6.88%, 03/11/38	1,520	1,649,079
Medline Borrower LP, 3.88%, 04/01/29(b)	340	329,229
Medline Borrower LP/Medline Co-Issuer, Inc.
5.00%, 06/15/31(b)	985	970,052
5.25%, 06/15/33(a)(b)	930	915,060
6.25%, 04/01/29(b)	1,477	1,500,588
Medtronic Global Holdings SCA
4.25%, 03/30/28(a)	1,951	1,943,096
4.50%, 03/30/33(a)	1,887	1,818,046
Medtronic, Inc.
4.00%, 04/01/43	350	283,545
4.38%, 03/15/35	3,485	3,276,668
4.63%, 03/15/45(a)	3,194	2,766,790
Revvity, Inc.
1.90%, 09/15/28	1,755	1,654,652
2.25%, 09/15/31(a)	1,156	1,005,445
2.55%, 03/15/31	825	737,049
3.30%, 09/15/29	1,922	1,826,594
3.63%, 03/15/51(a)	805	545,305
Smith & Nephew PLC
2.03%, 10/14/30	2,028	1,793,895
5.40%, 03/20/34	940	932,174
Solventum Corp.
5.40%, 03/01/29	1,914	1,934,950
5.45%, 03/13/31	2,520	2,546,379
5.60%, 03/23/34	2,809	2,820,497
5.90%, 04/30/54	2,100	1,977,468
STERIS Irish FinCo UnLtd Co.
2.70%, 03/15/31	1,627	1,463,073
3.75%, 03/15/51	1,309	891,851
Stryker Corp.
1.95%, 06/15/30	1,858	1,668,028
2.90%, 06/15/50(a)	1,059	658,780
3.65%, 03/07/28	1,114	1,097,696
4.10%, 04/01/43	885	716,550
4.25%, 09/11/29	2,205	2,169,668
4.38%, 05/15/44	736	609,629
4.63%, 09/11/34	1,871	1,788,730
4.63%, 03/15/46	1,703	1,439,196
4.70%, 02/10/28	1,480	1,481,909
4.85%, 12/08/28	1,210	1,212,515
4.85%, 02/10/30	1,557	1,554,635
5.20%, 02/10/35	1,280	1,267,045
Thermo Fisher Scientific, Inc.
1.75%, 10/15/28	1,932	1,820,126
2.00%, 10/15/31(a)	1,869	1,624,014
2.60%, 10/01/29	2,063	1,935,175
2.80%, 10/15/41(a)	2,585	1,817,634
4.10%, 08/15/47	1,688	1,330,723
4.20%, 03/01/31	1,235	1,198,401
4.22%, 02/12/31	1,245	1,208,491
4.47%, 10/07/32	1,180	1,142,492
4.55%, 06/15/33	1,790	1,725,979
4.79%, 10/07/35	1,470	1,413,743
4.80%, 11/21/27(a)	1,404	1,410,098
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Products (continued)
4.89%, 10/07/37	$1,495	$1,426,999
4.90%, 02/12/36	2,380	2,290,646
4.95%, 11/21/32	970	964,607
4.98%, 08/10/30(a)	1,686	1,692,145
5.00%, 01/31/29(a)	975	982,837
5.09%, 08/10/33	1,730	1,722,680
5.20%, 01/31/34(a)	810	808,942
5.30%, 02/01/44	769	721,358
5.40%, 08/10/43(a)	1,065	1,013,677
5.55%, 02/12/46(a)	1,255	1,196,252
VSP Optical Group, Inc.
5.40%, 06/01/33(b)	708	700,011
5.45%, 12/01/35(a)(b)	340	331,868
5.65%, 06/01/36(a)(b)	690	684,543
Zimmer Biomet Holdings, Inc.
2.60%, 11/24/31	1,272	1,124,545
3.55%, 03/20/30	1,050	993,694
4.25%, 08/15/35(a)	397	358,886
4.45%, 08/15/45	770	647,030
5.05%, 02/19/30	1,310	1,312,552
5.20%, 09/15/34	1,607	1,575,674
5.35%, 12/01/28	1,371	1,386,513
5.50%, 02/19/35	930	926,747
5.75%, 11/30/39(a)	652	644,617
		209,627,834
Health Care - Services — 2.9%
AdventHealth Obligated Group, Series E, 2.80%, 11/15/51	255	148,780
Adventist Health System/West
2.95%, 03/01/29	776	737,216
3.63%, 03/01/49(a)	640	430,493
5.43%, 03/01/32(a)	595	596,372
5.76%, 12/01/34	410	411,468
Series 2025, 4.74%, 12/01/30	360	353,070
Advocate Health & Hospitals Corp.
3.39%, 10/15/49	232	158,007
3.83%, 08/15/28	170	167,680
4.27%, 08/15/48	377	300,699
Series 2020, 2.21%, 06/15/30(a)	65	58,329
Series 2020, 3.01%, 06/15/50	625	390,153
Aetna, Inc.
3.88%, 08/15/47	580	418,911
4.50%, 05/15/42	1,252	1,050,773
4.75%, 03/15/44	870	725,857
6.63%, 06/15/36	1,785	1,896,738
6.75%, 12/15/37	1,040	1,107,393
AHS Hospital Corp.
5.02%, 07/01/45	775	699,501
Series 2021, 2.78%, 07/01/51	890	518,406
Allina Health System
2.90%, 11/15/51(a)	255	156,695
4.81%, 11/15/45	820	699,360
Series 2019, 3.89%, 04/15/49	522	385,720
Ascension Health
3.95%, 11/15/46	1,520	1,175,357
4.85%, 11/15/53	711	609,044
Series 2025, 4.08%, 11/15/28(a)	1,015	996,041
Series 2025, 4.29%, 11/15/30	845	822,824
Series 2025, 4.92%, 11/15/35	995	959,526
Series B, 2.53%, 11/15/29	1,450	1,349,871
Series B, 3.11%, 11/15/39	1,215	933,449
Security	Par (000)	Value
Health Care - Services (continued)
Banner Health
1.90%, 01/01/31	$625	$550,593
2.34%, 01/01/30	765	702,261
2.91%, 01/01/42	505	359,909
2.91%, 01/01/51	555	332,455
Series 2020, 3.18%, 01/01/50(a)	624	403,732
Baptist Health South Florida Obligated Group, Series 2021, 3.12%, 11/15/71	105	55,078
Baptist Health South Florida, Inc., Series 2017, 4.34%, 11/15/41	605	517,607
Baptist Healthcare System Obligated Group, Series 20B, 3.54%, 08/15/50(a)	494	338,159
BayCare Health System, Inc., Series 2020, 3.83%, 11/15/50	715	525,015
Baylor Scott & White Holdings
3.97%, 11/15/46	565	441,716
4.19%, 11/15/45(a)	1,087	884,842
Series 2021, 1.78%, 11/15/30	666	584,389
Series 2021, 2.84%, 11/15/50	1,230	745,848
Beth Israel Lahey Health, Inc., Series L, 3.08%, 07/01/51(a)	525	325,424
Bon Secours Mercy Health, Inc.
3.46%, 06/01/30	1,145	1,091,447
Series 2018, 4.30%, 07/01/28(a)	410	405,892
Catholic Health Services of Long Island Obligated Group, Series 2020, 3.37%, 07/01/50(a)	620	404,084
Cedars-Sinai Health System, Series 2021, 2.29%, 08/15/31(a)	545	481,066
Children's Health System of Texas, 2.51%, 08/15/50	475	266,591
Children's Hospital Corp. (The)
Series 2017, 4.12%, 01/01/47	740	596,880
Series 2020, 2.59%, 02/01/50(a)	245	142,544
Children's Hospital Medical Center/Cincinnati OH, 4.27%, 05/15/44	379	310,629
Children's Hospital of Philadelphia (The), Series 2020, 2.70%, 07/01/50(a)	842	498,501
Children's Hospital/DC, Series 2020, 2.93%, 07/15/50	515	324,312
CHRISTUS Health, Series C, 4.34%, 07/01/28(a)	965	953,578
Cigna Group (The)
2.38%, 03/15/31	3,503	3,127,499
2.40%, 03/15/30	3,005	2,760,050
3.05%, 10/15/27	1,183	1,165,360
3.20%, 03/15/40(a)	1,819	1,371,661
3.40%, 03/15/50(a)	2,788	1,837,348
3.40%, 03/15/51	2,591	1,697,409
3.88%, 10/15/47	1,814	1,327,532
4.38%, 10/15/28	6,575	6,524,966
4.50%, 09/15/30	2,106	2,068,913
4.80%, 08/15/38	4,543	4,181,452
4.80%, 07/15/46	2,854	2,410,419
4.88%, 09/15/32	2,125	2,084,491
4.90%, 12/15/48	5,638	4,761,851
5.00%, 05/15/29	2,395	2,409,869
5.13%, 05/15/31(a)	2,229	2,237,931
5.25%, 02/15/34	2,520	2,498,880
5.25%, 01/15/36	3,005	2,935,831
5.38%, 02/15/42	665	618,529

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
5.40%, 03/15/33(a)	$1,870	$1,884,134
5.60%, 02/15/54(a)	2,960	2,722,745
6.00%, 01/15/56(a)	1,263	1,229,258
6.13%, 11/15/41	1,074	1,085,747
City of Hope
Series 2013, 5.62%, 11/15/43(a)	645	607,336
Series 2018, 4.38%, 08/15/48	600	458,053
Cleveland Clinic Foundation (The), 4.86%, 01/01/2114(a)	615	493,114
CommonSpirit Health
2.78%, 10/01/30	53	48,401
3.35%, 10/01/29	788	749,783
3.82%, 10/01/49	492	351,091
3.91%, 10/01/50	630	449,566
4.19%, 10/01/49	1,058	796,664
4.35%, 09/01/30	470	455,551
4.35%, 11/01/42	650	547,661
4.98%, 09/01/35(a)	505	480,597
5.32%, 12/01/34	1,000	982,344
5.55%, 12/01/54	960	874,340
5.58%, 09/01/45(a)	145	136,060
5.66%, 09/01/55	165	152,319
6.46%, 11/01/52	300	309,366
Community Health Network, Inc., Series 20-A, 3.10%, 05/01/50(a)	537	329,707
Corewell Health Obligated Group, Series 19A, 3.49%, 07/15/49	769	527,134
Cottage Health Obligated Group, Series 2020, 3.30%, 11/01/49(a)	909	602,226
Dartmouth-Hitchcock Health, Series B, 4.18%, 08/01/48(a)	627	469,314
Dignity Health
4.50%, 11/01/42(a)	100	84,236
5.27%, 11/01/64(a)	340	290,183
Duke University Health System, Inc., Series 2017, 3.92%, 06/01/47	1,032	792,190
Elevance Health, Inc.
2.25%, 05/15/30(a)	2,241	2,037,217
2.55%, 03/15/31(a)	1,766	1,585,857
2.88%, 09/15/29	1,702	1,607,755
3.13%, 05/15/50	2,514	1,551,943
3.60%, 03/15/51	1,480	994,234
3.65%, 12/01/27	2,725	2,695,013
3.70%, 09/15/49	2,083	1,441,632
4.00%, 09/15/28	1,995	1,967,889
4.10%, 03/01/28	2,315	2,295,411
4.10%, 05/15/32	992	937,310
4.38%, 12/01/47	2,620	2,054,793
4.55%, 03/01/48	1,930	1,545,149
4.55%, 05/15/52	1,362	1,070,269
4.60%, 09/15/32	1,675	1,617,595
4.63%, 05/15/42	2,222	1,904,504
4.65%, 01/15/43	2,129	1,818,074
4.65%, 08/15/44	1,898	1,590,872
4.75%, 02/15/30	1,505	1,494,819
4.75%, 02/15/33	1,975	1,913,524
4.85%, 08/15/54(a)	562	451,366
4.95%, 11/01/31	1,820	1,801,789
5.00%, 01/15/36	2,180	2,086,051
5.10%, 01/15/44	1,426	1,263,010
5.13%, 02/15/53	2,375	2,023,835
Security	Par (000)	Value
Health Care - Services (continued)
5.15%, 06/15/29	$1,330	$1,340,880
5.20%, 02/15/35	2,573	2,521,919
5.38%, 06/15/34(a)	2,490	2,478,744
5.50%, 10/15/32(a)	1,103	1,116,281
5.65%, 06/15/54	2,050	1,879,713
5.70%, 02/15/55	2,875	2,656,192
5.70%, 09/15/55(a)	925	858,091
5.85%, 01/15/36	980	992,770
5.85%, 11/01/64	1,500	1,390,131
5.95%, 12/15/34	1,000	1,027,037
6.10%, 10/15/52(a)	1,685	1,640,054
6.38%, 06/15/37	1,250	1,312,199
Franciscan Missionaries of Our Lady Health System, Inc., Series B, 3.91%, 07/01/49	187	134,641
Fred Hutchinson Cancer Center, 4.97%, 01/01/52	265	228,458
Fresenius Medical Care U.S. Finance III, Inc.
2.38%, 02/16/31(a)(b)	1,096	964,340
3.00%, 12/01/31(a)(b)	755	668,726
3.75%, 06/15/29(b)	859	828,800
Hackensack Meridian Health, Inc.
4.21%, 07/01/48	580	455,073
4.50%, 07/01/57(a)	562	436,509
Series 2020, 2.68%, 09/01/41	955	662,672
Series 2020, 2.88%, 09/01/50	540	330,157
Hartford HealthCare Corp., 3.45%, 07/01/54	205	139,447
HCA, Inc.
2.38%, 07/15/31(a)	1,812	1,593,178
3.38%, 03/15/29	1,125	1,084,981
3.50%, 09/01/30	4,897	4,619,448
3.50%, 07/15/51	2,785	1,789,459
3.63%, 03/15/32	3,359	3,089,584
4.13%, 06/15/29(a)	3,757	3,684,678
4.30%, 11/15/30	751	728,318
4.38%, 03/15/42(a)	1,395	1,154,266
4.60%, 11/15/32	2,170	2,082,403
4.63%, 03/15/52	4,545	3,521,429
4.70%, 05/15/31(a)	2,165	2,120,371
4.90%, 11/15/35	1,481	1,400,615
5.00%, 03/01/28	1,215	1,219,230
5.00%, 05/15/33	2,095	2,040,945
5.13%, 06/15/39(a)	1,821	1,686,727
5.20%, 06/01/28	1,778	1,790,230
5.25%, 03/01/30(a)	2,065	2,078,514
5.25%, 06/15/49	3,880	3,333,723
5.30%, 05/15/36	1,805	1,746,301
5.45%, 04/01/31	3,625	3,661,445
5.45%, 09/15/34	2,448	2,431,204
5.50%, 03/01/32	1,780	1,794,782
5.50%, 06/01/33	3,035	3,045,841
5.50%, 06/15/47	3,406	3,052,982
5.60%, 04/01/34(a)	2,595	2,605,591
5.63%, 09/01/28	3,678	3,723,172
5.70%, 11/15/55	1,545	1,395,779
5.75%, 03/01/35	2,775	2,796,327
5.88%, 02/01/29	2,155	2,194,974
5.90%, 06/01/53	2,401	2,228,351
5.95%, 09/15/54	2,281	2,127,659
6.00%, 04/01/54	3,254	3,069,030
6.10%, 04/01/64(a)	1,519	1,433,084
6.20%, 03/01/55(a)	2,345	2,268,039
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
7.50%, 11/06/33(a)	$200	$222,852
Health Care Service Corp. A Mutual Legal Reserve Co.
2.20%, 06/01/30(b)	1,587	1,428,616
3.20%, 06/01/50(a)(b)	1,390	864,657
5.20%, 06/15/29(b)	1,690	1,697,848
5.45%, 06/15/34(b)	1,256	1,240,826
5.88%, 06/15/54(b)	1,670	1,532,749
Highmark, Inc.
2.55%, 05/10/31(b)	947	835,199
5.75%, 05/15/36(b)	725	712,041
Hoag Memorial Hospital Presbyterian, 3.80%, 07/15/52(a)	650	466,648
Horizon Mutual Holdings, Inc., 6.20%, 11/15/34(b)	1,180	1,110,049
Horsehoe Funding Trust II, 6.89%, 11/15/55(b)	25	25,131
Horseshoe Funding Trust I, 6.06%, 02/15/36(b)	15	14,899
Humana, Inc.
2.15%, 02/03/32(a)	1,017	870,687
3.13%, 08/15/29	675	641,079
3.70%, 03/23/29	1,727	1,675,524
3.95%, 08/15/49	753	523,727
4.63%, 12/01/42	885	726,536
4.80%, 03/15/47	921	737,147
4.88%, 04/01/30	1,195	1,183,190
4.95%, 10/01/44	1,610	1,353,582
5.38%, 04/15/31	3,035	3,040,770
5.50%, 03/15/53	1,420	1,230,034
5.55%, 05/01/35(a)	1,790	1,753,814
5.75%, 03/01/28(a)	825	835,250
5.75%, 12/01/28(a)	780	793,050
5.75%, 04/15/54	2,265	2,027,075
5.88%, 03/01/33	2,280	2,316,249
5.95%, 03/15/34	2,051	2,081,774
6.00%, 05/01/55(a)	1,075	993,394
8.15%, 06/15/38	451	517,120
Icon Investments Six DAC
5.06%, 08/13/29(b)	1,270	1,267,485
5.42%, 08/13/31(b)	1,370	1,362,971
ICON Investments Six DAC
5.85%, 05/08/29	1,360	1,383,957
6.00%, 05/08/34	855	862,544
6.00%, 08/13/36(b)	980	977,108
Indiana University Health, Inc. Obligated Group
3.97%, 11/01/48	926	706,000
Series 2021, 2.85%, 11/01/51(a)	370	221,347
Inova Health System Foundation, 4.07%, 05/15/52	790	598,264
Integris Baptist Medical Center, Inc., Series A, 3.88%, 08/15/50	685	486,440
Iowa Health System, Series 2020, 3.67%, 02/15/50(a)	530	381,718
IQVIA, Inc.
5.70%, 05/15/28	1,260	1,272,002
6.25%, 02/01/29	1,430	1,468,075
Johns Hopkins Health System Corp. (The), 3.84%, 05/15/46	1,090	830,907
Kaiser Foundation Hospitals
4.15%, 05/01/47	2,542	2,011,483
4.88%, 04/01/42(a)	977	878,497
Series 2019, 3.27%, 11/01/49	1,922	1,271,513
Security	Par (000)	Value
Health Care - Services (continued)
Series 2021, 2.81%, 06/01/41	$1,410	$1,003,371
Series 2021, 3.00%, 06/01/51(a)	2,373	1,473,347
Laboratory Corp. of America Holdings
2.70%, 06/01/31	1,165	1,045,541
2.95%, 12/01/29(a)	1,530	1,437,825
3.60%, 09/01/27	945	936,397
4.35%, 04/01/30	1,437	1,406,452
4.55%, 04/01/32(a)	855	829,301
4.70%, 02/01/45(a)	1,687	1,464,040
4.80%, 10/01/34	1,375	1,316,972
Mass General Brigham, Inc.
Series 2017, 3.77%, 07/01/48(a)	15	11,213
Series 2020, 3.19%, 07/01/49	545	358,383
Series 2020, 3.34%, 07/01/60	920	569,376
Mayo Clinic
3.77%, 11/15/43(a)	385	312,079
Series 2013, 4.00%, 11/15/47	260	204,884
Series 2016, 4.13%, 11/15/52(a)	350	271,344
Series 2021, 3.20%, 11/15/61(a)	742	444,171
McLaren Health Care Corp., Series A, 4.39%, 05/15/48(a)	763	600,517
MedStar Health, Inc., Series 20A, 3.63%, 08/15/49	300	207,900
Memorial Health Services, 3.45%, 11/01/49(a)	625	418,507
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/52(a)	388	297,653
5.00%, 07/01/42	285	255,720
Series 2015, 4.20%, 07/01/55(a)	312	236,647
Series 2020, 2.96%, 01/01/50	200	125,806
Methodist Hospital (The), Series 20A, 2.71%, 12/01/50	924	536,608
Montefiore Obligated Group
4.29%, 09/01/50	329	219,665
Series 18-C, 5.25%, 11/01/48	486	383,861
Mount Nittany Medical Center Obligated Group, 3.80%, 11/15/52	345	243,961
MyMichigan Health, Series 2020, 3.41%, 06/01/50	665	445,060
Nationwide Children's Hospital, Inc., 4.56%, 11/01/52	599	492,018
New York and Presbyterian Hospital (The)
2.26%, 08/01/40	170	114,674
2.61%, 08/01/60(a)	238	123,809
3.56%, 08/01/36	110	93,363
4.02%, 08/01/45	610	484,034
4.06%, 08/01/56(a)	149	111,315
4.76%, 08/01/2116(a)	255	192,242
Series 2019, 3.95%, 08/01/2119(a)	410	267,301
Northwell Healthcare, Inc.
3.81%, 11/01/49	487	341,237
3.98%, 11/01/46(a)	899	670,120
4.26%, 11/01/47	1,429	1,119,514
6.15%, 11/01/43	745	745,487
Northwestern Memorial Healthcare Obligated Group, Series 2021, 2.63%, 07/15/51(a)	440	259,183
Novant Health, Inc.
2.64%, 11/01/36(a)	867	667,366
3.17%, 11/01/51(a)	1,319	830,971
3.32%, 11/01/61(a)	438	259,803
4.37%, 11/01/43	495	406,746

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery, Series 2020, 2.67%, 10/01/50	$730	$419,610
Ochsner Clinic Foundation, 5.90%, 05/15/45	570	538,840
OhioHealth Corp.
2.30%, 11/15/31	770	665,989
2.83%, 11/15/41	765	542,833
Series 2020, 3.04%, 11/15/50	163	107,928
Orlando Health Obligated Group
3.33%, 10/01/50	670	451,052
4.09%, 10/01/48	532	408,278
5.48%, 10/01/35	695	692,252
PeaceHealth Obligated Group
4.34%, 11/15/28	710	701,564
4.86%, 11/15/32	180	175,282
Series 2018, 4.79%, 11/15/48(a)	730	611,643
Series 2020, 3.22%, 11/15/50	570	370,244
Piedmont Healthcare, Inc.
2.04%, 01/01/32	540	460,531
2.86%, 01/01/52	460	267,651
Series 2042, 2.72%, 01/01/42(a)	900	613,109
Presbyterian Healthcare Services, 4.88%, 08/01/52	625	525,270
Providence St. Joseph Health Obligated Group
5.37%, 10/01/32(a)	800	801,757
5.40%, 10/01/33	915	919,862
Series 19A, 2.53%, 10/01/29	1,320	1,230,074
Series 21A, 2.70%, 10/01/51	1,118	627,731
Series A, 3.93%, 10/01/48	1,012	763,068
Series I, 3.74%, 10/01/47	623	452,363
Queen's Health Systems (The), 4.81%, 07/01/52	330	278,610
Quest Diagnostics, Inc.
2.80%, 06/30/31(a)	1,347	1,218,065
2.95%, 06/30/30	1,409	1,310,028
4.20%, 06/30/29	877	862,103
4.60%, 12/15/27(a)	1,040	1,040,418
4.63%, 12/15/29	1,580	1,568,320
4.70%, 03/30/45	611	533,616
5.00%, 12/15/34(a)	1,270	1,235,619
5.00%, 06/30/36	970	932,678
6.40%, 11/30/33	1,250	1,328,433
Rady Children's Hospital-San Diego, Series 21A, 3.15%, 08/15/51	275	172,748
Roche Holdings, Inc.
1.93%, 12/13/28(a)(b)	4,105	3,868,349
2.08%, 12/13/31(a)(b)	3,942	3,427,772
2.61%, 12/13/51(b)	3,945	2,274,513
3.63%, 09/17/28(a)(b)	1,595	1,567,837
4.00%, 11/28/44(a)(b)	905	732,693
4.08%, 12/02/30(b)	1,130	1,095,826
4.20%, 09/09/29(a)(b)	1,785	1,763,934
4.37%, 12/02/32(b)	1,475	1,425,044
4.59%, 09/09/34(b)	2,000	1,928,597
4.67%, 12/02/35(b)	1,535	1,469,735
4.79%, 03/08/29(b)	1,370	1,373,962
4.91%, 03/08/31(b)	1,820	1,822,062
4.99%, 03/08/34(b)	2,590	2,568,679
5.22%, 03/08/54(a)(b)	3,145	2,883,034
5.34%, 11/13/28(b)	2,360	2,397,705
5.49%, 11/13/30(b)	2,565	2,622,319
Security	Par (000)	Value
Health Care - Services (continued)
5.59%, 11/13/33(b)	$2,855	$2,938,801
7.00%, 03/01/39(b)	2,128	2,413,938
Rush System for Health Obligated Group, Series 2020, 3.92%, 11/15/29(a)	590	572,536
Seattle Children's Hospital, Series 2021, 2.72%, 10/01/50(a)	662	399,601
Sentara Health, 2.93%, 11/01/51(a)	410	248,871
Sharp HealthCare, Series 20B, 2.68%, 08/01/50(a)	235	137,126
Southern Baptist Hospital of Florida, Inc., 4.86%, 07/15/45	528	461,258
SSM Health Care Corp., 4.89%, 06/01/28(a)	755	755,043
Stanford Health Care
3.03%, 08/15/51(a)	625	386,181
Series 2018, 3.80%, 11/15/48	842	625,896
Series 2020, 3.31%, 08/15/30(a)	695	656,698
Sutter Health
5.16%, 08/15/33	25	24,798
5.55%, 08/15/53	10	9,395
Series 2018, 3.70%, 08/15/28(a)	302	295,259
Series 2018, 4.09%, 08/15/48	420	324,809
Series 2025, 5.21%, 08/15/32	690	691,288
Series 2025, 5.54%, 08/15/35	1,975	1,989,915
Series 20A, 2.29%, 08/15/30	335	302,966
Series 20A, 3.16%, 08/15/40	333	250,802
Series 20A, 3.36%, 08/15/50	360	240,520
Texas Health Resources
2.33%, 11/15/50	635	346,424
4.33%, 11/15/55	525	418,685
Toledo Hospital (The), 5.75%, 11/15/38(a)	394	391,231
Trinity Health Corp.
4.13%, 12/01/45(a)	560	447,795
Series 2019, 3.43%, 12/01/48	575	413,194
Series 2021, 2.63%, 12/01/40(a)	920	646,228
UMass Memorial Health Care Obligated Group, 5.36%, 07/01/52(a)	320	283,514
UnitedHealth Group, Inc.
2.00%, 05/15/30	2,460	2,219,287
2.30%, 05/15/31(a)	3,565	3,162,155
2.75%, 05/15/40(a)	1,936	1,392,029
2.88%, 08/15/29	2,215	2,102,523
2.90%, 05/15/50	3,495	2,115,644
2.95%, 10/15/27(a)	1,376	1,354,403
3.05%, 05/15/41	3,100	2,255,857
3.13%, 05/15/60	2,240	1,282,380
3.25%, 05/15/51	4,082	2,615,525
3.50%, 08/15/39	2,756	2,202,442
3.70%, 08/15/49	3,406	2,396,953
3.75%, 10/15/47	1,939	1,402,284
3.85%, 06/15/28	2,145	2,118,262
3.88%, 12/15/28	2,006	1,972,053
3.88%, 08/15/59	2,189	1,483,260
3.95%, 10/15/42	1,277	1,020,315
4.00%, 05/15/29(a)	1,697	1,665,465
4.20%, 05/15/32	2,590	2,487,198
4.20%, 01/15/47	1,585	1,238,533
4.25%, 01/15/29	2,635	2,607,241
4.25%, 03/15/43	1,238	1,017,218
4.25%, 04/15/47	2,278	1,794,530
4.25%, 06/15/48	2,809	2,187,984
4.38%, 03/15/42(a)	1,025	867,134
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
4.40%, 06/15/28(a)	$1,365	$1,359,856
4.45%, 12/15/48	1,926	1,536,241
4.50%, 04/15/33	2,974	2,854,573
4.63%, 07/15/35(a)	2,130	2,014,282
4.63%, 11/15/41(a)	1,416	1,235,588
4.65%, 01/15/31	1,925	1,901,995
4.70%, 04/15/29	661	660,259
4.75%, 07/15/45	3,886	3,319,236
4.75%, 05/15/52	3,779	3,095,823
4.80%, 01/15/30	2,770	2,765,978
4.90%, 04/15/31	2,600	2,593,561
4.95%, 01/15/32	3,044	3,025,779
4.95%, 05/15/62	1,900	1,546,084
5.00%, 04/15/34	2,765	2,707,615
5.05%, 04/15/53(a)	4,120	3,528,218
5.15%, 07/15/34	4,345	4,288,190
5.20%, 04/15/63	3,525	2,987,034
5.25%, 02/15/28	1,815	1,833,151
5.30%, 02/15/30(a)	3,192	3,232,877
5.30%, 06/15/35	2,244	2,231,779
5.35%, 02/15/33	4,125	4,159,999
5.38%, 04/15/54	4,179	3,732,921
5.50%, 07/15/44	3,119	2,944,130
5.50%, 04/15/64	2,315	2,054,846
5.63%, 07/15/54	4,825	4,478,826
5.70%, 10/15/40	690	688,775
5.75%, 07/15/64	3,604	3,329,579
5.80%, 03/15/36	2,044	2,096,258
5.88%, 02/15/53	4,035	3,877,649
5.95%, 02/15/41	780	788,773
5.95%, 06/15/55(a)	1,405	1,377,211
6.05%, 02/15/63	2,915	2,823,293
6.50%, 06/15/37	763	818,203
6.63%, 11/15/37	1,484	1,608,610
6.88%, 02/15/38	2,213	2,440,373
Universal Health Services, Inc.
2.65%, 10/15/30	1,980	1,777,615
2.65%, 01/15/32(a)	1,287	1,114,345
4.63%, 10/15/29	1,488	1,463,816
5.05%, 10/15/34(a)	955	900,185
5.50%, 09/01/31	485	484,836
6.00%, 09/01/36	460	457,317
UPMC
5.04%, 05/15/33	715	705,029
5.38%, 05/15/43(a)	590	562,255
WakeMed, Series A, 3.29%, 10/01/52(a)	170	107,200
West Virginia United Health System Obligated Group, Series 2020, 3.13%, 06/01/50(a)	201	122,579
Willis-Knighton Medical Center
Series 2018, 4.81%, 09/01/48	497	417,058
Series 2021, 3.07%, 03/01/51(a)	858	517,501
Yale-New Haven Health Services Corp., Series 2020, 2.50%, 07/01/50(a)	410	229,075
		522,981,866
Holding Companies - Diversified — 0.7%
Aercap Sukuk Ltd./Cayman Islands, 4.50%, 10/03/29(b)	425	415,873
Antares Holdings LP
6.35%, 10/23/29(b)	565	567,295
6.50%, 02/08/29(b)	125	125,788
6.63%, 06/10/31(b)	370	371,194
Security	Par (000)	Value
Holding Companies - Diversified (continued)
7.95%, 08/11/28(b)	$125	$129,133
Apollo Debt Solutions BDC
5.20%, 12/08/28(b)	550	542,022
5.70%, 01/23/31(b)	1,345	1,308,937
5.88%, 08/30/30	1,155	1,137,287
6.55%, 03/15/32	1,360	1,367,405
6.70%, 07/29/31(a)	1,760	1,781,517
6.90%, 04/13/29	2,355	2,406,597
Ares Capital Corp.
2.88%, 06/15/28	2,028	1,947,674
3.20%, 11/15/31(a)	1,585	1,381,395
5.10%, 01/15/31	1,100	1,059,413
5.25%, 04/12/31(a)	1,120	1,083,051
5.50%, 09/01/30(a)	1,581	1,553,566
5.55%, 01/15/30	545	539,652
5.80%, 03/08/32	2,217	2,184,981
5.88%, 03/01/29	1,565	1,574,681
5.95%, 07/15/29	1,882	1,895,755
Ares Strategic Income Fund
4.85%, 01/15/29	932	915,540
5.15%, 01/15/31(a)	1,351	1,288,913
5.45%, 09/09/28	980	976,302
5.55%, 04/15/31(a)	975	941,270
5.60%, 02/15/30	1,063	1,044,408
5.70%, 03/15/28(a)	1,800	1,804,805
5.80%, 09/09/30	1,040	1,020,217
6.20%, 03/21/32	1,447	1,431,498
6.35%, 08/15/29(a)	1,277	1,295,306
Bain Capital Specialty Finance, Inc.
5.95%, 03/15/30(a)	675	656,461
5.95%, 03/01/31(a)	275	265,131
Barings BDC, Inc.
5.20%, 09/15/28	315	311,076
7.00%, 02/15/29(a)	240	244,877
Barings Private Credit Corp., 6.15%, 06/11/30	585	576,974
Blackstone Private Credit Fund
4.00%, 01/15/29	1,322	1,267,665
4.95%, 09/26/27(a)	750	747,782
5.05%, 09/10/30	1,335	1,278,926
5.25%, 04/01/30(a)	1,310	1,267,596
5.35%, 03/12/31(a)	865	830,353
5.60%, 11/22/29	945	933,666
5.95%, 07/16/29	1,505	1,504,490
5.95%, 05/15/31(a)	585	574,039
6.00%, 01/29/32	1,790	1,755,600
6.00%, 11/22/34(a)	1,984	1,890,647
6.25%, 01/25/31	1,501	1,495,123
7.30%, 11/27/28	1,125	1,159,996
Blackstone Secured Lending Fund
2.85%, 09/30/28(a)	570	539,813
5.13%, 01/31/31	1,135	1,079,273
5.25%, 09/04/29	190	186,838
5.30%, 06/30/30(a)	1,198	1,162,659
5.35%, 04/13/28	1,210	1,206,427
5.88%, 11/15/27	530	533,586
5.90%, 05/21/31(a)	645	632,312
Blue Owl Capital Corp.
2.88%, 06/11/28	1,188	1,129,273
5.95%, 03/15/29(a)	1,415	1,413,559
6.20%, 07/15/30(a)	960	956,916
6.30%, 08/15/31(a)	365	361,965

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Holding Companies - Diversified (continued)
Blue Owl Credit Income Corp.
5.80%, 03/15/30	$1,925	$1,878,036
5.90%, 05/23/28	5	4,980
6.55%, 10/15/31(b)	800	794,855
6.60%, 09/15/29	1,790	1,802,857
6.65%, 03/15/31(a)	705	706,856
7.75%, 09/16/27	688	702,870
7.75%, 01/15/29	1,030	1,061,666
7.95%, 06/13/28	2,285	2,355,969
Blue Owl Technology Finance Corp.
6.10%, 03/15/28(a)	1,114	1,114,730
6.13%, 01/23/31(a)	120	116,437
6.50%, 10/15/29	80	79,320
6.75%, 04/04/29(a)	1,243	1,246,981
Capital Southwest Corp., 5.95%, 09/18/30(a)	560	554,437
Carlyle Secured Lending, Inc.
5.75%, 02/15/31	250	239,054
6.75%, 02/18/30	410	410,494
CK Hutchison International 17 II Ltd., 3.25%, 09/29/27(b)	1,723	1,699,758
CK Hutchison International 19 II Ltd.
2.75%, 09/06/29(a)(b)	1,876	1,776,044
3.38%, 09/06/49(a)(b)	1,280	886,859
CK Hutchison International 19 Ltd., 3.63%, 04/11/29(b)	779	759,240
Drawbridge Special Opportunities Fund LP/Drawbridge Special Opportunities Fin, 5.95%, 09/17/30(b)	750	718,513
Franklin BSP Capital Corp.
6.00%, 10/02/30	375	366,200
7.20%, 06/15/29(a)	475	485,308
Goldman Sachs BDC, Inc.
5.10%, 01/28/29	620	607,654
5.65%, 09/09/30	785	772,477
Goldman Sachs Private Credit Corp.
5.05%, 02/23/28	460	457,761
5.38%, 01/31/29(a)	580	576,246
5.88%, 05/06/28	515	517,970
5.88%, 01/31/31	805	791,335
6.15%, 06/16/31(b)	1,375	1,360,300
6.25%, 05/06/30(a)	1,236	1,240,722
Golub Capital BDC, Inc.
6.00%, 07/15/29	1,195	1,198,887
6.25%, 06/01/31(a)	280	277,907
7.05%, 12/05/28	895	919,212
Golub Capital Private Credit Fund
5.45%, 08/15/28	920	914,016
5.60%, 04/15/31(b)	821	784,960
5.80%, 09/12/29	860	854,147
5.88%, 05/01/30(a)	1,030	1,011,781
HA Sustainable Infrastructure Capital, Inc.
5.95%, 07/15/33(b)	600	592,929
6.00%, 03/15/36(a)	635	618,520
6.15%, 01/15/31(a)	984	1,000,451
6.38%, 07/01/34	2,120	2,134,819
6.75%, 07/15/35	999	1,023,904
HAT Holdings I LLC/HAT Holdings II LLC, 3.75%, 09/15/30(a)(b)	730	677,741
Hutchison Whampoa International 03/33 Ltd., 7.45%, 11/24/33(b)	2,795	3,151,738
Security	Par (000)	Value
Holding Companies - Diversified (continued)
Inversiones La Construccion SA, 4.75%, 02/07/32(b)	$340	$323,279
Main Street Capital Corp.
5.40%, 08/15/28	620	619,054
6.95%, 03/01/29	500	512,860
Morgan Stanley Direct Lending Fund
6.00%, 05/19/30	695	686,605
6.10%, 07/15/31(a)	205	201,556
6.15%, 05/17/29(a)	520	522,424
MSD Investment Corp.
6.13%, 02/05/31(b)	250	242,071
6.25%, 05/31/30(a)	775	764,368
6.38%, 06/12/29(b)	275	274,585
New Mountain Finance Corp.
6.20%, 10/15/27(a)	490	493,440
6.88%, 02/01/29(a)	220	220,727
North Haven Private Income Fund LLC
5.13%, 09/25/28	460	448,518
5.75%, 02/01/30(a)	345	333,807
Nuveen Churchill Direct Lending Corp., 6.65%, 03/15/30(a)	510	510,073
Oaktree Specialty Lending Corp.
6.34%, 02/27/30(a)	470	465,324
7.10%, 02/15/29(a)	445	451,862
Oaktree Strategic Credit Fund
6.19%, 07/15/30(a)	745	742,068
6.50%, 07/23/29	510	515,272
8.40%, 11/14/28	643	675,300
Pershing Square Holdings Ltd./Fund, 4.95%, 07/15/39(b)	130	115,208
Sixth Street Lending Partners
5.75%, 01/15/30	1,025	1,012,513
6.13%, 07/15/30	1,415	1,414,506
6.50%, 03/11/29	1,220	1,237,576
Sixth Street Specialty Lending, Inc.
5.63%, 08/15/30(a)	522	516,223
5.65%, 08/15/31(a)	290	282,313
6.13%, 03/01/29	585	590,402
6.95%, 08/14/28	678	694,477
T Rowe Price Oha Select Private Credit Fund, 6.50%, 07/02/31(a)(b)	325	321,009
		116,488,859
Home Builders — 0.1%
DR Horton, Inc.
1.40%, 10/15/27	1,032	996,965
4.85%, 10/15/30	325	322,571
5.00%, 10/15/34(a)	1,320	1,276,786
5.50%, 10/15/35	1,170	1,162,130
Lennar Corp.
4.75%, 11/29/27	237	237,111
5.20%, 07/30/30	1,075	1,077,381
Meritage Homes Corp.
3.88%, 04/15/29(a)(b)	747	724,281
5.65%, 03/15/35(a)	780	773,867
NVR, Inc., 3.00%, 05/15/30	1,473	1,369,924
PulteGroup, Inc.
4.25%, 03/01/31	972	937,825
4.90%, 03/01/36(a)	495	471,216
6.00%, 02/15/35	809	831,297
6.38%, 05/15/33(a)	770	812,306
7.88%, 06/15/32(a)	463	522,041
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Home Builders (continued)
Sekisui House U.S., Inc.
2.50%, 01/15/31	$905	$792,434
3.85%, 01/15/30	535	505,567
3.97%, 08/06/61	302	190,598
6.00%, 01/15/43	970	873,793
Toll Brothers Finance Corp.
3.80%, 11/01/29	961	925,105
4.35%, 02/15/28	675	671,676
5.60%, 06/15/35	585	580,400
		16,055,274
Home Furnishings — 0.0%
Leggett & Platt, Inc.
3.50%, 11/15/27	860	843,744
3.50%, 11/15/51(a)	935	552,901
4.40%, 03/15/29	1,143	1,104,147
LG Electronics, Inc., 5.63%, 04/24/29(b)	85	86,401
Panasonic Holdings Corp.
3.11%, 07/19/29(a)(b)	660	628,375
5.30%, 07/16/34(a)(b)	810	805,719
5.36%, 07/08/36(a)(b)	700	686,023
Sony Group Corp.
4.66%, 06/30/31	850	837,666
5.09%, 06/30/36	890	865,001
		6,409,977
Household Products & Wares — 0.2%
Avery Dennison Corp.
2.25%, 02/15/32(a)	870	748,484
2.65%, 04/30/30	1,021	941,644
4.88%, 12/06/28(a)	958	959,037
5.75%, 03/15/33	825	844,754
Church & Dwight Co., Inc.
2.30%, 12/15/31	800	698,819
3.95%, 08/01/47	720	548,473
5.00%, 06/15/52(a)	980	853,315
5.60%, 11/15/32	939	968,159
Clorox Co. (The)
1.80%, 05/15/30(a)	1,290	1,149,974
3.10%, 10/01/27(a)	908	893,756
3.90%, 05/15/28	1,210	1,193,082
4.40%, 05/01/29	1,336	1,318,911
4.60%, 05/01/32	1,050	1,015,595
4.70%, 05/15/31	795	779,638
4.95%, 05/15/33(a)	650	633,062
5.25%, 05/15/36	635	616,720
Kimberly-Clark Corp.
1.05%, 09/15/27	1,298	1,255,245
2.00%, 11/02/31(a)	1,290	1,118,907
2.88%, 02/07/50	534	335,231
3.10%, 03/26/30	2,019	1,903,510
3.20%, 04/25/29	1,303	1,252,987
3.20%, 07/30/46	610	419,337
3.70%, 06/01/43(a)	565	432,055
3.90%, 05/04/47	914	696,013
3.95%, 11/01/28	971	957,995
4.50%, 02/16/33	817	799,686
5.30%, 03/01/41(a)	710	694,346
6.63%, 08/01/37(a)	1,537	1,702,492
Kimberly-Clark de Mexico SAB de CV, 2.43%, 07/01/31(a)(b)	760	679,744
Security	Par (000)	Value
Household Products & Wares (continued)
SC Johnson & Son, Inc.
4.00%, 05/15/43(b)	$830	$647,926
4.35%, 09/30/44(b)	420	334,136
4.75%, 10/15/46(b)	1,475	1,255,653
4.80%, 09/01/40(b)	1,201	1,079,764
5.75%, 02/15/33(b)	220	224,296
		29,952,746
Insurance — 4.8%
200 Park Funding Trust, 5.74%, 02/15/55(a)(b)	2,390	2,242,212
Accident Fund Insurance Co. of America, 8.50%, 08/01/32(a)(b)	250	248,868
ACE Capital Trust II, Series N, 9.70%, 04/01/30	230	264,621
AEGON Funding Co. LLC, 5.63%, 05/07/36	824	801,752
Aegon Ltd., 5.50%, 04/11/48, (6-mo. SOFR US + 3.97%)(d)	1,462	1,459,420
Aflac, Inc.
3.60%, 04/01/30	2,443	2,332,238
4.00%, 10/15/46(a)	645	496,270
4.75%, 01/15/49(a)	1,148	970,209
5.15%, 05/14/36(a)	897	873,768
6.45%, 08/15/40(a)	555	583,864
AIA Group Ltd.
3.20%, 09/16/40(b)	2,612	1,925,085
3.38%, 04/07/30(a)(b)	2,430	2,322,512
3.60%, 04/09/29(b)	2,505	2,443,368
3.90%, 04/06/28(b)	905	895,672
4.50%, 03/16/46(a)(b)	1,525	1,298,737
4.88%, 03/11/44(a)(b)	1,010	913,431
4.95%, 04/04/33(a)(b)	1,046	1,046,037
4.95%, 03/30/35(b)	926	895,004
5.38%, 04/05/34(a)(b)	2,360	2,350,275
5.40%, 09/30/54(a)(b)	1,485	1,337,489
5.63%, 10/25/27(b)	1,415	1,431,858
AIG SunAmerica Global Financing X, 6.90%, 03/15/32(b)	1,356	1,454,234
Alleghany Corp.
3.25%, 08/15/51	1,075	676,002
3.63%, 05/15/30	1,315	1,255,111
4.90%, 09/15/44	642	557,173
Allianz SE
5.60%, 09/03/54, (5-year CMT + 2.77%)(b)(d)	1,790	1,751,022
6.35%, 09/06/53, (5-year CMT + 3.23%)(b)(d)	1,230	1,262,740
Allstate Corp. (The)
1.45%, 12/15/30(a)	1,431	1,233,005
3.85%, 08/10/49	917	661,774
4.20%, 12/15/46(a)	1,649	1,284,163
4.50%, 06/15/43(a)	644	539,232
5.05%, 06/24/29	1,390	1,397,406
5.25%, 03/30/33	975	975,614
5.35%, 06/01/33	685	688,176
5.55%, 05/09/35	1,176	1,183,947
5.95%, 04/01/36	860	889,001
6.50%, 05/15/67, (3-mo. SOFR US + 2.38%)(d)	970	975,595
American Financial Group, Inc.
4.50%, 06/15/47	1,210	955,373
5.00%, 09/23/35	595	560,205
5.25%, 04/02/30(a)	962	964,540
American International Group, Inc.
3.40%, 06/30/30	915	860,216
3.88%, 01/15/35	874	784,597

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
4.38%, 06/30/50(a)	$1,208	$955,538
4.50%, 07/16/44	1,537	1,288,255
4.75%, 04/01/48	1,984	1,671,206
4.80%, 07/10/45	880	757,800
4.85%, 05/07/30	1,380	1,375,252
5.13%, 03/27/33	1,920	1,900,697
5.45%, 05/07/35(a)	1,220	1,215,369
6.25%, 05/01/36(a)	615	642,089
Series A-9, 5.75%, 04/01/48, (3-mo. SOFR US + 3.13%)(a)(d)	360	361,442
American National Global Funding
4.63%, 12/15/28(b)	1,430	1,410,992
4.88%, 01/23/31(a)(b)	790	768,655
5.00%, 06/22/29(b)	800	793,033
5.25%, 06/03/30(b)	670	664,185
5.55%, 01/28/30(a)(b)	1,350	1,354,527
American National Group, Inc.
5.75%, 10/01/29(a)	365	369,303
6.00%, 07/15/35(a)	1,615	1,559,237
6.14%, 06/13/32(a)(b)	760	769,827
Americo Life, Inc., 3.45%, 04/15/31(a)(b)	665	592,238
AmFam Holdings, Inc.
2.81%, 03/11/31(a)(b)	928	815,072
3.83%, 03/11/51(b)	891	616,848
Aon Corp.
2.80%, 05/15/30	2,043	1,884,679
3.75%, 05/02/29	1,928	1,869,684
4.50%, 12/15/28(a)	867	860,070
6.25%, 09/30/40	985	1,029,226
Aon Corp./Aon Global Holdings PLC
2.05%, 08/23/31	1,069	924,849
2.60%, 12/02/31	1,180	1,036,179
2.90%, 08/23/51(a)	1,144	659,748
3.90%, 02/28/52	1,851	1,289,817
5.00%, 09/12/32	1,100	1,082,416
5.35%, 02/28/33	1,505	1,501,868
Aon Global Ltd.
4.25%, 12/12/42(a)	550	449,494
4.45%, 05/24/43	296	241,722
4.60%, 06/14/44	1,035	862,577
4.75%, 05/15/45	1,105	925,840
Aon North America, Inc.
5.15%, 03/01/29	1,770	1,782,104
5.30%, 03/01/31	1,290	1,295,861
5.45%, 03/01/34	3,365	3,342,877
5.75%, 03/01/54	3,490	3,218,161
Arch Capital Group Ltd.
3.64%, 06/30/50(a)	1,537	1,065,563
5.25%, 06/15/36	1,145	1,114,712
5.95%, 06/15/56	1,090	1,057,181
7.35%, 05/01/34	1,063	1,182,856
Arthur J Gallagher & Co.
2.40%, 11/09/31(a)	668	582,804
3.05%, 03/09/52	832	494,244
3.50%, 05/20/51	1,860	1,224,121
4.60%, 12/15/27	1,060	1,059,656
4.85%, 12/15/29	1,470	1,466,574
5.00%, 02/15/32	1,122	1,107,922
5.15%, 02/15/35	2,915	2,827,348
5.45%, 07/15/34	625	620,140
5.50%, 03/02/33	1,015	1,018,897
Security	Par (000)	Value
Insurance (continued)
5.55%, 02/15/55(a)	$2,930	$2,646,168
5.75%, 03/02/53	874	810,062
5.75%, 07/15/54(a)	1,070	993,454
6.50%, 02/15/34	1,020	1,077,859
6.75%, 02/15/54(a)	1,176	1,238,623
Ascot Group Ltd.
4.25%, 12/15/30(a)(b)	606	562,847
6.35%, 06/15/35, (5-year CMT + 2.38%)(b)(d)	735	731,390
Aspen Insurance Holdings Ltd., 5.75%, 07/01/30	25	25,404
Assurant, Inc.
2.65%, 01/15/32	816	707,791
3.70%, 02/22/30	1,225	1,165,724
4.90%, 03/27/28	490	490,504
5.55%, 02/15/36	565	552,294
6.75%, 02/15/34(a)	590	621,630
Assured Guaranty Municipal Holdings, Inc., 6.40%, 12/15/66, (3-mo. CME Term SOFR US + 2.48%)(a)(b)(d)	505	481,410
Assured Guaranty U.S. Holdings, Inc.
3.15%, 06/15/31(a)	1,335	1,223,466
3.60%, 09/15/51(a)	665	442,611
6.13%, 09/15/28(a)	855	874,604
Athene Global Funding
1.99%, 08/19/28(b)	1,039	978,781
2.50%, 03/24/28(a)(b)	1,062	1,020,316
2.55%, 11/19/30(a)(b)	1,186	1,051,133
2.65%, 10/04/31(b)	1,231	1,068,482
2.67%, 06/07/31(b)	1,331	1,168,341
2.72%, 01/07/29(a)(b)	963	907,758
4.72%, 10/08/29(b)	995	976,883
4.83%, 05/09/28(b)	1,050	1,045,488
5.03%, 07/17/30(a)(b)	1,460	1,435,810
5.13%, 06/01/29(a)(b)	1,295	1,290,726
5.32%, 11/13/31(b)	1,025	1,009,283
5.38%, 01/07/30(b)	1,730	1,722,507
5.53%, 07/11/31(a)(b)	997	991,218
5.53%, 08/20/31(b)	65	64,647
5.54%, 08/22/35(a)(b)	1,326	1,272,639
5.58%, 01/09/29(b)	1,990	2,002,058
Athene Holding Ltd.
3.45%, 05/15/52	514	303,847
3.50%, 01/15/31(a)	886	818,031
3.95%, 05/25/51(a)	1,320	871,737
4.13%, 01/12/28	1,435	1,418,348
5.88%, 01/15/34(a)	1,455	1,445,259
6.15%, 04/03/30(a)	1,345	1,379,681
6.15%, 08/15/36(a)	920	910,210
6.25%, 04/01/54(a)	2,094	1,874,913
6.63%, 10/15/54, (5-year CMT + 2.61%)(d)	1,475	1,362,604
6.63%, 05/19/55(a)	1,927	1,812,035
6.65%, 02/01/33(a)	728	755,125
6.88%, 06/28/55, (5-year CMT + 2.58%)(a)(d)	917	858,499
Augustar Life Insurance Co., 6.88%, 06/15/42(a)(b)	405	376,322
Axis Specialty Finance LLC
3.90%, 07/15/29	1,003	970,974
4.90%, 01/15/40, (5-year CMT + 3.19%)(d)	607	590,119
Axis Specialty Finance PLC
4.00%, 12/06/27	500	495,262
5.15%, 04/01/45	540	460,301
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
Beacon Funding Trust, 6.27%, 08/15/54(b)	$1,985	$1,948,071
Belrose Funding Trust II, 6.79%, 05/15/55(b)	1,870	1,848,009
Berkshire Hathaway Finance Corp.
1.45%, 10/15/30	1,607	1,413,488
1.85%, 03/12/30	1,322	1,202,607
2.50%, 01/15/51(a)	1,480	825,572
2.85%, 10/15/50	3,310	1,989,895
2.88%, 03/15/32(a)	2,167	1,975,489
3.85%, 03/15/52	5,210	3,744,779
4.20%, 08/15/48	4,453	3,473,332
4.25%, 01/15/49	3,729	2,910,523
4.30%, 05/15/43(a)	1,025	867,840
4.40%, 05/15/42(a)	1,461	1,257,050
5.75%, 01/15/40	1,412	1,455,339
Berkshire Hathaway, Inc., 4.50%, 02/11/43(a)	1,770	1,535,285
Brighthouse Financial Global Funding
2.00%, 06/28/28(a)(b)	638	601,178
5.65%, 06/10/29(a)(b)	560	562,552
Brighthouse Financial, Inc.
3.85%, 12/22/51	574	305,866
4.70%, 06/22/47(a)	989	644,587
5.63%, 05/15/30(a)	1,014	1,013,676
Brown & Brown, Inc.
2.38%, 03/15/31	1,868	1,645,550
4.20%, 03/17/32	1,021	957,456
4.50%, 03/15/29(a)	1,050	1,036,478
4.70%, 06/23/28	1,172	1,168,723
4.90%, 06/23/30	950	939,270
4.95%, 03/17/52(a)	962	774,276
5.25%, 06/23/32	840	826,793
5.55%, 06/23/35(a)	1,651	1,612,966
5.65%, 06/11/34	1,595	1,582,342
6.25%, 06/23/55	2,165	2,080,182
Chubb INA Holdings LLC
1.38%, 09/15/30(a)	2,570	2,236,144
2.85%, 12/15/51(a)	1,312	793,565
3.05%, 12/15/61	2,200	1,257,121
4.15%, 03/13/43	550	450,874
4.35%, 11/03/45	3,157	2,599,686
4.65%, 08/15/29(a)	1,310	1,307,006
4.90%, 08/15/35	2,240	2,153,887
5.00%, 03/15/34(a)	3,626	3,556,278
5.30%, 05/20/36	1,325	1,304,460
6.00%, 05/11/37	1,500	1,553,057
6.70%, 05/15/36(a)	790	860,968
Series 1, 6.50%, 05/15/38	1,360	1,473,486
Cincinnati Financial Corp.
6.13%, 11/01/34	660	673,880
6.92%, 05/15/28	805	832,219
CNA Financial Corp.
2.05%, 08/15/30	956	850,824
3.90%, 05/01/29	1,077	1,048,391
5.13%, 02/15/34	709	687,963
5.20%, 08/15/35	1,065	1,023,853
5.50%, 06/15/33	988	984,528
CNO Financial Group, Inc.
5.25%, 05/30/29	1,124	1,122,286
6.45%, 06/15/34	1,235	1,262,844
CNO Global Funding
2.65%, 01/06/29(b)	1,275	1,204,576
4.38%, 09/08/28(b)	320	316,035
Security	Par (000)	Value
Insurance (continued)
4.70%, 12/11/30(b)	$610	$593,513
4.88%, 12/10/27(a)(b)	350	349,788
4.95%, 09/09/29(a)(b)	1,345	1,338,793
5.20%, 06/11/31(b)	560	554,274
Constellation Global Funding, 5.70%, 08/05/31(b)	550	544,617
Constellation Insurance, Inc., 6.80%, 01/24/30(b)	1,125	1,095,826
Corebridge Financial, Inc.
3.85%, 04/05/29	1,677	1,630,209
3.90%, 04/05/32	3,001	2,777,125
4.35%, 04/05/42	1,105	909,813
4.40%, 04/05/52(a)	2,385	1,824,494
5.75%, 01/15/34(a)	860	867,373
5.90%, 08/20/36	1,035	1,039,063
6.05%, 09/15/33	1,475	1,512,609
6.38%, 09/15/54, (5-year CMT + 2.65%)(d)	1,399	1,385,627
6.88%, 12/15/52, (5-year CMT + 3.85%)(d)	1,651	1,675,532
Corebridge Global Funding
4.25%, 08/21/28(b)	1,015	1,003,043
4.45%, 10/02/30(b)	907	881,612
4.55%, 01/09/31(b)	465	451,929
4.80%, 05/29/29(b)	585	582,342
4.85%, 06/06/30(a)(b)	1,230	1,216,940
4.90%, 01/07/28(a)(b)	885	887,220
4.90%, 12/03/29(b)	1,950	1,939,432
4.90%, 08/21/32(a)(b)	580	563,709
5.20%, 01/12/29(a)(b)	975	978,504
5.20%, 06/24/29(a)(b)	1,360	1,367,245
5.90%, 09/19/28(a)(b)	1,840	1,873,076
Dai-ichi Life Insurance Co. Ltd., 6.20%, (5-year CMT + 2.52%)(b)(d)(e)	3,608	3,619,206
DaVinciRe Holdings Ltd., 5.95%, 04/15/35(b)	470	471,381
Doctors Co. An Interinsurance Exchange (The), 4.50%, 01/18/32(a)(b)	735	674,264
Empower Finance 2020 LP
1.36%, 09/17/27(a)(b)	213	205,969
1.78%, 03/17/31(b)	1,231	1,060,970
3.08%, 09/17/51(a)(b)	1,280	792,527
Enstar Group Ltd.
3.10%, 09/01/31	1,498	1,318,954
4.95%, 06/01/29	1,688	1,674,214
6.69%, 07/15/37, (1-day SOFR + 2.54%)(b)(d)	10	9,727
7.50%, 04/01/45, (5-year CMT + 3.19%)(a)(b)(d)	470	487,002
Equitable Financial Life Global Funding
1.75%, 11/15/30(b)	1,135	984,477
1.80%, 03/08/28(b)	1,310	1,251,950
4.88%, 11/19/27(b)	1,140	1,141,436
5.00%, 03/27/30(a)(b)	1,040	1,032,393
5.45%, 03/03/28(a)(b)	510	514,135
Equitable Holdings, Inc.
4.35%, 04/20/28	1,958	1,941,852
4.57%, 02/15/29(b)	1,832	1,804,840
5.00%, 04/20/48	2,392	2,002,112
5.59%, 01/11/33	1,250	1,259,083
6.70%, 03/28/55, (5-year CMT + 2.39%)(d)	894	903,990
7.00%, 04/01/28	155	159,840
Essent Group Ltd., 6.25%, 07/01/29	655	671,313
Everest Reinsurance Holdings, Inc.
3.13%, 10/15/52	1,929	1,141,223

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
3.50%, 10/15/50	$1,730	$1,130,296
4.87%, 06/01/44(a)	1,031	878,332
F&G Annuities & Life, Inc.
6.25%, 10/04/34(a)	1,030	968,106
6.50%, 06/04/29	1,365	1,381,304
7.40%, 01/13/28	855	874,378
F&G Global Funding
2.00%, 09/20/28(b)	1,180	1,103,110
4.50%, 01/09/29(a)(b)	525	515,547
4.65%, 09/08/28(b)	1,340	1,322,340
5.88%, 01/16/30(b)	585	586,051
Fairfax Financial Holdings Ltd.
3.38%, 03/03/31	955	882,545
4.63%, 04/29/30(a)	1,121	1,102,519
4.85%, 04/17/28	1,209	1,206,410
5.63%, 08/16/32	1,255	1,264,779
5.75%, 05/20/35	535	535,356
6.00%, 12/07/33	970	991,878
6.10%, 03/15/55	780	737,412
6.20%, 06/08/56(b)	690	657,784
6.35%, 03/22/54	1,765	1,725,005
6.50%, 05/20/55	500	498,831
Farmers Exchange Capital, 7.05%, 07/15/28(b)	640	655,898
Farmers Exchange Capital II, 6.15%, 11/01/53, (3-mo. CME Term SOFR + 4.01%)(b)(d)	475	465,811
Farmers Exchange Capital III, 5.45%, 10/15/54, (3-mo. CME Term SOFR + 3.72%)(b)(d)	760	706,860
Farmers Insurance Exchange, 4.75%, 11/01/57(a)(b)(d)	576	492,997
Fidelity National Financial, Inc.
2.45%, 03/15/31	1,352	1,186,627
3.20%, 09/17/51(a)	820	485,682
3.40%, 06/15/30	1,475	1,375,754
4.50%, 08/15/28	1,177	1,171,065
First American Financial Corp.
2.40%, 08/15/31	1,362	1,176,990
4.00%, 05/15/30	1,218	1,161,737
5.45%, 09/30/34	988	954,716
Five Corners Funding Trust II, 2.85%, 05/15/30(a)(b)	2,935	2,712,766
Five Corners Funding Trust III, 5.79%, 02/15/33(a)(b)	1,525	1,551,566
Five Corners Funding Trust IV, 6.00%, 02/15/53(a)(b)	1,115	1,084,042
Fortitude Global Funding
4.63%, 10/06/28(b)	680	671,643
5.50%, 06/12/31(b)	550	547,492
Fortitude Group Holdings LLC, 6.25%, 04/01/30(b)	1,195	1,205,739
FWD Group Holdings Ltd.
5.25%, 09/22/30(b)	30	29,762
5.84%, 09/22/35(b)	1,434	1,411,725
GA Global Funding Trust
1.95%, 09/15/28(a)(b)	792	744,125
2.90%, 01/06/32(b)	959	834,192
4.40%, 09/23/27(b)	1,345	1,340,572
4.50%, 09/18/30(b)	760	728,247
5.20%, 12/09/31(b)	1,630	1,588,310
5.40%, 01/13/30(b)	840	834,964
5.50%, 01/08/29(a)(b)	1,735	1,745,104
5.50%, 07/17/31(b)	440	436,147
Security	Par (000)	Value
Insurance (continued)
5.50%, 04/01/32(b)	$830	$814,509
5.90%, 01/13/35(b)	1,001	986,692
Global Atlantic Fin Co.
3.13%, 06/15/31(a)(b)	1,390	1,225,634
4.40%, 10/15/29(a)(b)	856	824,022
6.75%, 03/15/54(a)(b)	1,405	1,303,984
7.95%, 06/15/33(a)(b)	1,233	1,329,144
Globe Life, Inc.
2.15%, 08/15/30(a)	1,227	1,098,192
4.55%, 09/15/28	1,550	1,541,082
4.80%, 06/15/32	600	581,964
5.85%, 09/15/34	750	758,451
Grand River Funding Trust I, 6.31%, 02/15/36(b)	200	197,280
Grand River Funding Trust II, 7.28%, 02/15/56(b)	910	897,483
Great-West Lifeco Finance 2018 LP
4.05%, 05/17/28(b)	1,065	1,051,708
4.58%, 05/17/48(a)(b)	973	796,480
Great-West Lifeco Finance Delaware LP, 4.15%, 06/03/47(b)	1,385	1,060,540
Guardian Life Global Funding
1.25%, 11/19/27(a)(b)	725	697,431
1.63%, 09/16/28(a)(b)	665	624,896
4.07%, 09/05/28(a)(b)	1,085	1,071,029
4.18%, 09/26/29(b)	1,391	1,362,095
4.33%, 10/06/30(b)	605	587,991
4.40%, 12/11/30(b)	460	448,480
4.67%, 09/05/32(a)(b)	110	106,860
4.75%, 07/16/29(a)(b)	785	781,913
4.80%, 04/28/30(b)	1,460	1,449,481
4.81%, 06/01/31(b)	1,475	1,455,245
4.92%, 04/30/33(b)	725	709,658
5.55%, 10/28/27(a)(b)	945	956,226
5.74%, 10/02/28(a)(b)	665	677,738
Guardian Life Insurance Co. of America (The)
3.70%, 01/22/70(b)	750	467,570
4.85%, 01/24/77(b)	1,101	868,359
4.88%, 06/19/64(b)	590	473,611
Hanover Insurance Group, Inc. (The)
2.50%, 09/01/30(a)	913	821,496
5.50%, 09/01/35	400	390,688
Hartford Insurance Group, Inc. (The)
2.80%, 08/19/29	1,762	1,666,817
2.90%, 09/15/51(a)	1,187	709,710
3.60%, 08/19/49	1,690	1,173,434
4.30%, 04/15/43	716	587,983
4.40%, 03/15/48	831	667,148
5.95%, 10/15/36	698	716,610
6.10%, 10/01/41	797	807,881
6.63%, 03/30/40	821	870,890
Henneman Trust, 6.58%, 05/15/55(b)	930	924,854
High Street Funding Trust III, 5.81%, 02/15/55(a)(b)	885	824,276
Horace Mann Educators Corp.
4.70%, 10/01/30	500	488,156
7.25%, 09/15/28	265	275,348
Intact Financial Corp., 5.46%, 09/22/32(a)(b)	900	907,402
Jackson Financial, Inc.
3.13%, 11/23/31	1,390	1,231,291
4.00%, 11/23/51	1,220	800,154
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
5.67%, 06/08/32(a)	$581	$577,429
6.15%, 01/15/37(a)	640	625,881
Jackson National Life Global Funding
3.05%, 06/21/29(a)(b)	812	766,311
4.55%, 09/09/30(b)	510	495,855
4.60%, 10/01/29(a)(b)	940	924,839
4.70%, 06/05/28(b)	10	9,951
4.80%, 04/09/29(a)(b)	55	54,608
4.85%, 06/23/28(b)	95	94,796
5.25%, 04/12/28(a)(b)	965	967,501
5.25%, 06/16/31(b)	920	911,212
5.35%, 01/13/30(b)	1,725	1,725,607
Kemper Corp.
2.40%, 09/30/30	666	581,178
3.80%, 02/23/32	510	454,159
Liberty Mutual Group, Inc.
3.95%, 10/15/50(b)	3,621	2,585,961
3.95%, 05/15/60(b)	1,304	873,579
4.30%, 02/01/61(a)(b)	1,270	799,599
4.57%, 02/01/29(b)	2,591	2,566,758
4.85%, 08/01/44(a)(b)	1,130	954,357
5.25%, 05/01/36(b)	1,318	1,273,393
5.50%, 06/15/52(b)	1,923	1,729,956
6.50%, 03/15/35(a)(b)	897	942,567
6.50%, 05/01/42(b)	405	408,790
7.80%, 03/07/87(a)(b)	195	212,233
Liberty Mutual Insurance Co., 7.70%, 10/15/97(b)	135	146,796
Lincoln Financial Global Funding
4.20%, 01/12/29(b)	500	490,699
4.63%, 05/28/28(b)	1,500	1,493,782
4.63%, 08/18/30(b)	770	752,863
4.95%, 05/21/31(b)	730	718,965
5.25%, 08/13/31(b)	660	654,850
5.30%, 01/13/30(b)	520	522,345
Lincoln National Corp.
2.33%, 08/15/30(a)	1,773	1,591,504
3.05%, 01/15/30(a)	1,405	1,312,551
3.40%, 01/15/31(a)	665	617,425
3.40%, 03/01/32(a)	825	744,317
3.80%, 03/01/28	806	793,798
4.35%, 03/01/48(a)	228	172,230
5.35%, 11/15/35	898	860,525
5.85%, 03/15/34	1,124	1,129,563
6.30%, 10/09/37(a)	954	977,622
6.80%, 07/15/56, (5-year CMT + 2.40%)(a)(d)	45	44,711
7.00%, 06/15/40	902	956,183
Loews Corp.
3.20%, 05/15/30	1,199	1,127,696
4.13%, 05/15/43	1,139	915,587
4.94%, 04/01/36(a)	790	749,698
6.00%, 02/01/35	355	368,968
Manulife Financial Corp.
3.70%, 03/16/32	1,463	1,366,036
4.99%, 12/11/35	1,165	1,118,014
5.38%, 03/04/46	1,715	1,586,045
Maple Grove Funding Trust I, 4.16%, 08/15/51(a)(b)	1,249	873,933
Markel Group, Inc.
3.35%, 09/17/29	1,209	1,152,515
3.45%, 05/07/52	1,470	944,102
Security	Par (000)	Value
Insurance (continued)
3.50%, 11/01/27(a)	$405	$399,361
4.15%, 09/17/50	943	692,796
4.30%, 11/01/47	691	531,146
5.00%, 03/30/43	426	372,552
5.00%, 04/05/46(a)	646	559,819
5.00%, 05/20/49	1,068	902,874
6.00%, 05/16/54(a)	980	931,559
Marsh & McLennan Companies, Inc.
2.25%, 11/15/30	1,530	1,370,749
2.38%, 12/15/31	1,090	952,716
2.90%, 12/15/51(a)	825	490,453
4.20%, 03/01/48	1,271	984,809
4.35%, 01/30/47(a)	886	706,957
4.38%, 03/15/29	2,747	2,718,770
4.55%, 11/08/27	1,455	1,454,881
4.65%, 03/15/30	2,035	2,019,246
4.75%, 03/15/39	1,383	1,260,560
4.85%, 11/15/31(a)	2,050	2,024,078
4.90%, 03/15/49	2,523	2,141,965
4.95%, 03/15/36	1,293	1,235,843
5.00%, 03/15/35(a)	3,910	3,765,983
5.15%, 03/15/34	1,015	998,969
5.35%, 11/15/44(a)	1,026	947,529
5.40%, 09/15/33(a)	1,240	1,250,779
5.40%, 03/15/55	2,065	1,856,020
5.45%, 03/15/53	1,440	1,307,069
5.45%, 03/15/54(a)	1,047	951,090
5.70%, 09/15/53	1,885	1,773,640
5.75%, 11/01/32	1,030	1,058,967
5.88%, 08/01/33	520	537,126
6.25%, 11/01/52(a)	1,090	1,104,580
Massachusetts Mutual Life Insurance Co.
3.20%, 12/01/61(b)	1,040	589,018
3.38%, 04/15/50(a)(b)	1,148	738,223
3.73%, 10/15/70(a)(b)	1,790	1,083,078
4.50%, 04/15/65(a)(b)	504	360,606
4.90%, 04/01/77(b)	633	479,306
5.08%, 02/15/69(b)(d)	1,795	1,531,059
5.38%, 12/01/41(a)(b)	637	575,812
5.67%, 12/01/52(b)	635	586,201
5.95%, 06/01/56(a)(b)	1,580	1,479,235
MassMutual Global Funding II
1.55%, 10/09/30(b)	1,323	1,150,124
2.15%, 03/09/31(a)(b)	923	815,783
4.00%, 01/22/29(b)	800	785,225
4.30%, 10/22/27(b)	300	299,371
4.35%, 09/17/31(b)	1,805	1,737,255
4.45%, 03/27/28(b)	1,310	1,306,466
4.55%, 05/07/30(b)	1,535	1,509,250
4.70%, 04/01/31(a)(b)	800	791,452
4.80%, 08/26/29(b)	50	49,868
4.85%, 01/17/29(a)(b)	1,670	1,670,119
4.95%, 01/10/30(b)	1,160	1,158,090
5.05%, 12/07/27(a)(b)	1,460	1,470,184
5.05%, 06/14/28(b)	1,000	1,006,470
5.05%, 08/26/35(a)(b)	998	966,356
5.15%, 05/30/29(b)	885	891,440
Meiji Yasuda Life Insurance Co.
5.10%, 04/26/48, (5-year USD ICE Swap + 3.15%)(b)(d)	2,159	2,160,021
5.80%, 09/11/54, (5-year CMT + 3.03%)(b)(d)	2,794	2,735,148

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
6.10%, 06/11/55, (5-year CMT + 2.91%)(a)(b)(d)	$3,999	$3,962,350
Mercury General Corp., 6.25%, 06/15/36	915	903,121
Met Tower Global Funding
4.00%, 10/01/27(a)(b)	855	850,854
4.00%, 01/14/29(a)(b)	810	796,555
4.20%, 09/16/30(b)	845	819,127
4.80%, 01/14/28(a)(b)	800	801,300
5.25%, 04/12/29(b)	832	840,526
MetLife Capital Trust IV, 7.88%, 12/15/67(b)	1,469	1,592,246
MetLife, Inc.
4.05%, 03/01/45	2,007	1,571,022
4.13%, 08/13/42(a)	750	610,547
4.55%, 03/23/30(a)	2,010	1,990,304
4.60%, 05/13/46	1,703	1,420,840
4.72%, 12/15/44	1,020	875,060
4.88%, 11/13/43	1,671	1,480,102
5.00%, 07/15/52(a)	2,047	1,757,605
5.25%, 01/15/54(a)	2,082	1,852,437
5.30%, 12/15/34(a)	1,225	1,221,513
5.38%, 07/15/33(a)	1,775	1,796,366
5.70%, 06/15/35(a)	2,085	2,119,918
5.85%, 03/15/56, (5-year CMT + 1.82%)(a)(d)	865	838,326
5.88%, 02/06/41	1,671	1,673,310
6.38%, 06/15/34	1,728	1,830,908
6.40%, 12/15/66	2,384	2,401,999
6.50%, 12/15/32	996	1,065,541
9.25%, 04/08/68(b)	1,280	1,480,535
10.75%, 08/01/69(a)	1,255	1,604,950
Series G, 6.35%, 03/15/55, (5-year CMT + 2.08%)(a)(d)	2,205	2,243,499
Metropolitan Life Global Funding I
1.55%, 01/07/31(a)(b)	1,385	1,201,956
2.40%, 01/11/32(a)(b)	1,125	983,773
2.95%, 04/09/30(b)	1,630	1,519,230
3.00%, 09/19/27(b)	1,454	1,432,173
3.05%, 06/17/29(b)	1,462	1,392,613
3.30%, 03/21/29(a)(b)	1,355	1,303,024
3.85%, 04/06/28(b)	30	29,590
4.15%, 08/25/28(a)(b)	1,535	1,517,956
4.25%, 04/13/28(b)	1,050	1,043,289
4.30%, 08/25/29(b)	1,115	1,097,248
4.35%, 01/12/31(a)(b)	600	584,963
4.75%, 08/24/29(b)	930	927,177
4.85%, 01/08/29(b)	1,680	1,682,907
4.90%, 01/09/30(b)	815	812,588
5.05%, 01/06/28(a)(b)	945	950,433
5.05%, 01/08/34(a)(b)	1,395	1,373,438
5.15%, 03/28/33(b)	2,197	2,180,040
5.40%, 09/12/28(b)	1,440	1,457,808
MGIC Investment Corp., 5.25%, 08/15/28	390	388,976
Mitsui Sumitomo Insurance Co. Ltd., 4.95%, (5-year USD Swap + 3.26%)(b)(d)(e)	510	506,455
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, 5.88%, 05/23/42, (5-year CMT + 3.98%)(b)(d)	1,395	1,411,541
Mutual of Omaha Companies Global Funding
4.51%, 06/09/28(a)(b)	805	800,378
4.55%, 01/13/31(b)	765	745,082
4.75%, 10/15/29(b)	1,040	1,030,724
5.00%, 04/01/30(b)	955	952,297
Security	Par (000)	Value
Insurance (continued)
5.45%, 12/12/28(b)	$1,316	$1,330,890
Mutual of Omaha Insurance Co.
6.14%, 01/16/64, (10-year CMT + 2.95%)(a)(b)(d)	343	340,893
6.80%, 06/15/36(b)	185	194,534
National Life Insurance Co., 5.25%, 07/19/68(a)(b)(d)	780	603,666
Nationwide Financial Services, Inc.
3.90%, 11/30/49(a)(b)	2,335	1,660,666
5.30%, 11/18/44(b)	867	764,850
6.75%, 05/15/87(a)	825	801,782
Nationwide Mutual Insurance Co.
4.35%, 04/30/50(b)	1,985	1,461,494
4.95%, 04/22/44(a)(b)	665	558,028
7.88%, 04/01/33(a)(b)	763	832,997
8.25%, 12/01/31(a)(b)	717	800,527
9.38%, 08/15/39(b)	1,144	1,436,781
New York Life Global Funding
1.20%, 08/07/30(b)	1,655	1,433,820
1.85%, 08/01/31(b)	1,599	1,379,040
3.00%, 01/10/28(b)	1,157	1,133,103
3.90%, 10/01/27(a)(b)	1,140	1,132,819
3.90%, 10/16/28(b)	80	78,524
4.05%, 02/02/29(b)	1,860	1,827,026
4.15%, 07/25/28(a)(b)	1,855	1,837,076
4.20%, 04/20/29(b)	1,075	1,059,230
4.25%, 01/09/31(a)(b)	785	763,536
4.40%, 12/13/27(a)(b)	475	474,241
4.40%, 04/25/28(a)(b)	1,415	1,410,121
4.55%, 01/28/33(b)	1,960	1,883,403
4.60%, 12/05/29(b)	1,265	1,256,761
4.60%, 06/03/30(b)	1,760	1,738,611
4.70%, 01/29/29(b)	1,640	1,635,960
4.85%, 01/09/28(b)	1,845	1,850,532
4.90%, 06/13/28(b)	1,119	1,122,752
5.00%, 06/06/29(a)(b)	890	894,237
5.00%, 01/09/34(b)	2,045	1,998,262
5.20%, 06/03/36(b)	1,200	1,167,681
5.35%, 01/23/35(b)	1,035	1,030,238
New York Life Insurance Co.
3.75%, 05/15/50(a)(b)	2,031	1,428,324
4.45%, 05/15/69(b)	1,890	1,377,938
5.88%, 05/15/33(a)(b)	1,838	1,874,964
6.75%, 11/15/39(a)(b)	1,731	1,865,220
Nippon Life Insurance Co.
2.75%, 01/21/51, (5-year CMT + 2.65%)(b)(d)	3,530	3,125,670
2.90%, 09/16/51, (5-year CMT + 2.60%)(b)(d)	1,890	1,655,105
3.40%, 01/23/50, (5-year CMT + 2.61%)(b)(d)	2,437	2,272,515
4.00%, 09/19/47, (5-year USD ICE Swap + 2.88%)(b)(d)	670	661,700
4.75%, 04/02/31(b)	1,702	1,678,193
5.05%, 04/02/33(a)(b)	665	656,930
5.95%, 04/16/54, (5-year CMT + 2.59%)(b)(d)	2,380	2,373,758
6.25%, 09/13/53, (5-year CMT + 2.95%)(a)(b)(d)	1,797	1,834,545
6.50%, 04/30/55, (5-year CMT + 3.19%)(a)(b)(d)	2,915	2,993,370
NLG Global Funding
4.35%, 09/15/30(b)	580	562,271
5.40%, 01/23/30(b)	1,312	1,320,651
NMI Holdings, Inc., 6.00%, 08/15/29	490	496,640
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
Northwestern Mutual Global Funding
1.70%, 06/01/28(a)(b)	$1,360	$1,292,649
3.30%, 04/04/29(b)	100	96,374
4.11%, 09/12/27(b)	970	966,376
4.13%, 08/25/28(b)	450	444,631
4.30%, 01/13/31(a)(b)	690	671,590
4.35%, 09/15/27(b)	990	989,351
4.40%, 03/30/29(b)	255	252,602
4.49%, 03/21/28(a)(b)	1,240	1,238,430
4.60%, 06/03/30(a)(b)	880	868,430
4.71%, 01/10/29(b)	1,685	1,682,491
4.74%, 06/30/31(b)	1,070	1,054,056
4.90%, 06/12/28(b)	1,335	1,339,353
4.96%, 01/13/30(b)	1,290	1,290,950
5.16%, 05/28/31(b)	1,515	1,522,508
Northwestern Mutual Life Insurance Co. (The)
3.45%, 03/30/51(a)(b)	1,590	1,043,809
3.63%, 09/30/59(a)(b)	2,024	1,296,900
3.85%, 09/30/47(a)(b)	3,496	2,560,563
6.05%, 06/30/56(b)	2,200	2,148,011
6.06%, 03/30/40(b)	1,480	1,481,692
6.17%, 05/29/55(b)	1,590	1,567,540
Old Republic International Corp.
3.85%, 06/11/51	1,137	778,844
5.70%, 06/01/36(a)	1,364	1,336,260
5.75%, 03/28/34(a)	878	879,167
Omnis Funding Trust, 6.72%, 05/15/55(b)	1,802	1,813,023
OneAmerica Financial Partners, Inc., 4.25%, 10/15/50(a)(b)	845	601,106
Pacific Life Global Funding II
1.45%, 01/20/28(b)	1,067	1,019,802
1.60%, 09/21/28(b)	792	742,437
2.45%, 01/11/32(b)	665	581,827
4.30%, 04/27/29(b)	510	501,973
4.38%, 02/03/31(a)(b)	1,255	1,226,312
4.45%, 05/01/28(b)	590	587,436
4.50%, 08/28/29(b)	1,440	1,421,006
4.85%, 02/10/30(a)(b)	810	806,018
4.88%, 07/17/32(b)	1,265	1,238,061
4.90%, 04/04/28(b)	1,145	1,147,595
4.90%, 01/11/29(a)(b)	664	664,900
4.95%, 08/04/31(b)	1,140	1,130,397
5.50%, 07/18/28(b)	1,140	1,155,827
Pacific Life Insurance Co.
4.30%, 10/24/67(b)(d)	1,487	1,127,411
5.95%, 09/15/55(a)(b)	355	335,740
9.25%, 06/15/39(b)	280	361,199
Pacific LifeCorp
3.35%, 09/15/50(a)(b)	1,410	919,395
5.13%, 01/30/43(a)(b)	912	819,654
5.40%, 09/15/52(b)	1,480	1,315,347
6.60%, 09/15/33(a)(b)	1,442	1,527,184
PartnerRe Finance B LLC
3.70%, 07/02/29	1,202	1,161,127
4.50%, 10/01/50, (5-year CMT + 3.82%)(d)	645	612,011
Peachtree Corners Funding Trust II, 6.01%, 05/15/35(a)(b)	760	764,838
Pelagos Insurance Capital Ltd., 4.88%, 06/30/30(b)	100	96,877
Penn Mutual Life Insurance Co. (The), 3.80%, 04/29/61(a)(b)	836	535,391
Security	Par (000)	Value
Insurance (continued)
Pine Street Trust II, 5.57%, 02/15/49(a)(b)	$845	$755,686
Pine Street Trust III, 6.22%, 05/15/54(b)	980	944,341
Pricoa Global Funding I
4.35%, 11/25/30(b)	785	763,756
4.65%, 08/27/31(b)	1,180	1,154,931
4.65%, 01/12/33(a)(b)	545	523,866
4.70%, 05/28/30(a)(b)	1,430	1,414,245
4.75%, 08/26/32(b)	965	937,541
5.00%, 05/27/31(b)	980	972,752
5.10%, 05/30/28(b)	1,020	1,026,798
5.35%, 05/28/35(a)(b)	1,340	1,336,168
Primerica, Inc., 2.80%, 11/19/31	1,129	1,003,384
Principal Financial Group, Inc.
2.13%, 06/15/30	928	834,047
3.70%, 05/15/29	793	767,935
4.11%, 02/15/28(b)	661	654,887
4.30%, 11/15/46	605	485,784
4.35%, 05/15/43	590	486,096
4.63%, 09/15/42	855	736,695
5.30%, 01/15/37	675	653,143
5.38%, 03/15/33	910	911,895
5.50%, 03/15/53	620	566,368
6.05%, 10/15/36	1,225	1,257,529
Principal Life Global Funding II
1.50%, 08/27/30(b)	1,202	1,042,547
1.63%, 11/19/30(b)	425	368,343
2.50%, 09/16/29(a)(b)	692	642,993
4.25%, 08/18/28(a)(b)	550	544,094
4.45%, 01/13/31(b)	850	826,591
4.65%, 05/18/29(b)	715	708,742
4.80%, 01/09/28(b)	680	680,755
4.95%, 11/27/29(b)	670	667,525
5.10%, 01/25/29(b)	1,480	1,485,656
5.15%, 08/17/31(b)	750	745,313
5.50%, 06/28/28(b)	895	905,672
Progressive Corp. (The)
3.00%, 03/15/32	1,367	1,231,430
3.20%, 03/26/30	985	930,535
3.70%, 01/26/45	757	568,732
3.70%, 03/15/52(a)	1,237	868,722
3.95%, 03/26/50(a)	1,026	761,614
4.00%, 03/01/29	528	519,364
4.13%, 04/15/47	1,357	1,056,603
4.20%, 03/15/48(a)	1,195	938,597
4.35%, 04/25/44	760	625,214
4.60%, 03/26/31(a)	410	403,022
4.95%, 06/15/33(a)	1,125	1,115,218
5.15%, 03/26/36	920	898,122
6.25%, 12/01/32	790	838,828
6.63%, 03/01/29	1,045	1,090,578
Protective Life Corp.
3.40%, 01/15/30(b)	1,076	1,013,587
4.30%, 09/30/28(b)	666	657,212
4.70%, 01/15/31(b)	1,240	1,209,603
5.35%, 12/15/35(b)	1,207	1,158,307
5.35%, 08/10/52(b)	150	135,933
Protective Life Global Funding
1.74%, 09/21/30(a)(b)	1,400	1,226,862
1.90%, 07/06/28(b)	820	777,710
4.16%, 01/15/29(a)(b)	995	977,185
4.34%, 09/13/27(b)	450	449,105

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
4.77%, 12/09/29(a)(b)	$927	$917,713
4.80%, 06/05/30(b)	1,060	1,049,294
4.82%, 07/16/29(b)	690	687,199
4.83%, 04/14/31(a)(b)	625	613,366
5.22%, 06/12/29(b)	865	870,066
5.43%, 01/14/32(a)(b)	900	905,096
5.47%, 12/08/28(b)	1,170	1,183,996
5.76%, 07/05/30(a)(b)	405	414,197
Prudential Financial, Inc.
2.10%, 03/10/30(a)	1,120	1,022,529
3.00%, 03/10/40(a)	910	678,060
3.70%, 10/01/50, (5-year CMT + 3.04%)(d)	1,420	1,307,552
3.70%, 03/13/51(a)	2,731	1,897,348
3.88%, 03/27/28	620	613,444
3.91%, 12/07/47	1,812	1,339,616
3.94%, 12/07/49	2,227	1,610,736
4.35%, 02/25/50	2,169	1,698,598
4.42%, 03/27/48	743	590,765
4.50%, 09/15/47, (3-mo. SOFR US + 2.64%)(a)(d)	1,342	1,327,159
4.60%, 05/15/44	1,370	1,157,469
5.13%, 03/01/52, (5-year CMT + 3.16%)(d)	2,045	1,977,944
5.20%, 03/14/35(a)	1,910	1,872,702
5.70%, 12/14/36(a)	1,563	1,582,693
5.70%, 09/15/48, (3-mo. SOFR US + 2.93%)(a)(d)	1,523	1,525,543
5.75%, 07/15/33(a)	1,106	1,141,257
6.00%, 09/01/52, (5-year CMT + 3.23%)(d)	1,940	1,944,107
6.50%, 03/15/54, (5-year CMT + 2.40%)(a)(d)	1,240	1,265,497
6.63%, 12/01/37(a)	922	998,522
6.63%, 06/21/40(a)	780	844,944
6.75%, 03/01/53, (5-year CMT + 2.85%)(d)	1,105	1,149,838
Prudential Funding Asia PLC
3.13%, 04/14/30(a)	1,686	1,588,471
3.63%, 03/24/32	1,030	953,979
Reinsurance Group of America, Inc.
3.15%, 06/15/30	981	910,929
3.90%, 05/15/29	1,356	1,318,360
5.75%, 09/15/34(a)	1,110	1,112,832
6.00%, 09/15/33	815	833,585
6.38%, 09/15/56, (5-year CMT + 2.34%)(a)(d)	420	408,597
6.65%, 09/15/55, (5-year CMT + 2.39%)(d)	1,340	1,333,009
Reliance Standard Life Global Funding II, 5.28%, 11/07/29(b)	130	129,985
RenaissanceRe Holdings Ltd.
3.60%, 04/15/29	692	670,005
5.75%, 06/05/33	1,270	1,277,140
5.80%, 04/01/35	840	842,161
RGA Global Funding
2.70%, 01/18/29(a)(b)	1,190	1,129,485
4.35%, 08/25/28(b)	1,290	1,276,519
4.60%, 11/25/30(b)	1,220	1,190,237
5.00%, 08/25/32(b)	1,100	1,075,215
5.05%, 12/06/31(a)(b)	1,185	1,168,978
5.10%, 05/26/31(b)	812	805,769
5.25%, 01/09/30(b)	1,025	1,027,557
5.45%, 05/24/29(a)(b)	1,415	1,433,682
5.50%, 01/11/31(b)	1,225	1,235,207
6.00%, 11/21/28(a)(b)	665	680,034
RLI Corp., 5.38%, 06/01/36	560	535,012
Sagicor Financial Co. Ltd., 5.30%, 05/13/28(b)	225	223,747
Security	Par (000)	Value
Insurance (continued)
Sammons Financial Group Global Funding
4.80%, 12/12/30(b)	$510	$495,853
4.95%, 06/12/30(b)	1,200	1,177,612
5.05%, 01/10/28(a)(b)	570	569,582
5.10%, 12/10/29(a)(b)	285	282,801
5.10%, 06/22/31(b)	830	811,129
Sammons Financial Group, Inc.
3.35%, 04/16/31(b)	2,165	1,958,468
4.75%, 04/08/32(b)	1,070	1,006,938
5.95%, 06/15/36(a)(b)	990	944,825
6.88%, 04/15/34(a)(b)	1,165	1,199,077
SBL Holdings, Inc.
5.00%, 02/18/31(a)(b)	977	871,571
5.90%, 09/26/28(a)(b)	871	846,080
7.20%, 10/30/34(a)(b)	1,610	1,478,670
Securian Financial Group, Inc., 4.80%, 04/15/48(b)	895	732,951
Selective Insurance Group, Inc.
5.38%, 03/01/49(a)	540	478,709
5.90%, 04/15/35	460	468,059
SiriusPoint Ltd., 7.00%, 04/05/29	290	299,484
Sompo Holdings, Inc., 5.41%, 04/22/37, (1-year CMT + 2.13%)(b)(d)	1,625	1,551,535
Sompo International Holdings Ltd., 7.00%, 07/15/34(a)	400	429,481
Stewart Information Services Corp., 3.60%, 11/15/31	1,006	880,734
Sumitomo Life Insurance Co.
3.38%, 04/15/81, (5-year CMT + 2.75%)(a)(b)(d)	2,768	2,508,019
4.00%, 09/14/77(b)(d)	1,715	1,697,901
5.88%, 09/10/55, (5-year CMT + 2.65%)(a)(b)(d)	1,985	1,936,984
5.88%, (5-year CMT + 2.84%)(b)(d)(e)	1,929	1,898,374
Swiss Re Finance Luxembourg SA, 5.00%, 04/02/49, (5-year CMT + 3.58%)(b)(d)	1,014	1,005,457
Swiss RE Subordinated Finance PLC
5.70%, 04/05/35, (3-mo. CME Term SOFR + 1.81%)(b)(d)	1,136	1,123,217
6.19%, 04/01/46, (3-mo. CME Term SOFR + 2.13%)(b)(d)	1,355	1,310,920
Swiss Re Treasury U.S. Corp., 4.25%, 12/06/42(a)(b)	525	431,099
Symetra Financial Corp., 5.87%, 04/03/32(b)	80	83,780
Symetra Life Insurance Co., 6.55%, 10/01/55(b)	675	662,756
Teachers Insurance & Annuity Association of America
3.30%, 05/15/50(a)(b)	2,003	1,277,091
4.27%, 05/15/47(b)	3,541	2,729,525
4.90%, 09/15/44(b)	2,603	2,238,866
6.05%, 06/15/56(b)	2,830	2,726,732
6.85%, 12/16/39(b)	2,214	2,387,422
Transatlantic Holdings, Inc., 8.00%, 11/30/39(a)	705	836,215
Travelers Companies, Inc. (The)
2.55%, 04/27/50	1,055	599,868
3.05%, 06/08/51	1,555	968,420
3.75%, 05/15/46	890	662,565
4.00%, 05/30/47(a)	1,366	1,044,331
4.05%, 03/07/48	1,073	823,330
4.10%, 03/04/49	1,051	808,764
4.30%, 08/25/45	991	800,916
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
4.60%, 08/01/43	$1,040	$897,782
4.95%, 07/24/31	1,415	1,408,462
5.05%, 07/24/35	1,230	1,197,086
5.35%, 11/01/40	1,459	1,402,327
5.45%, 05/25/53(a)	1,250	1,153,020
5.70%, 07/24/55	1,230	1,177,420
6.25%, 06/15/37(a)	1,715	1,820,942
6.75%, 06/20/36	905	991,805
Travelers Property Casualty Corp., 6.38%, 03/15/33	1,164	1,247,151
Trinity Acquisition PLC, 6.13%, 08/15/43	397	378,846
Trustage Financial Group, Inc., 4.63%, 04/15/32(a)(b)	485	466,530
Unum Group
4.00%, 06/15/29	1,363	1,328,270
4.05%, 08/15/41(b)	927	731,482
4.13%, 06/15/51	1,244	894,097
4.50%, 12/15/49	876	673,783
5.25%, 12/15/35(a)	895	863,567
5.75%, 08/15/42(a)	881	841,479
6.00%, 06/15/54(a)	693	650,023
W.R. Berkley Corp.
3.15%, 09/30/61(a)	690	397,311
3.55%, 03/30/52	712	478,192
4.00%, 05/12/50	750	547,758
4.75%, 08/01/44(a)	661	568,910
6.25%, 02/15/37(a)	470	485,612
Western & Southern Financial Group, Inc., 5.75%, 07/15/33(b)	805	820,382
Western & Southern Life Insurance Co. (The)
3.75%, 04/28/61(a)(b)	605	389,239
5.15%, 01/15/49(b)	1,158	1,005,696
Western-Southern Global Funding
4.25%, 01/29/29(b)	1,185	1,166,498
4.50%, 07/16/28(b)	990	982,404
4.70%, 12/10/32(a)(b)	510	491,361
4.88%, 08/27/29(b)	645	642,775
4.90%, 05/01/30(b)	770	764,452
Willis North America, Inc.
2.95%, 09/15/29	1,940	1,826,147
3.88%, 09/15/49	1,206	854,645
4.50%, 09/15/28	1,547	1,535,741
4.55%, 03/15/31	1,658	1,608,717
5.05%, 09/15/48	1,150	983,173
5.15%, 03/15/36	601	574,219
5.35%, 05/15/33	760	755,701
5.90%, 03/05/54	1,260	1,192,180
Wynnton Funding Trust, 5.25%, 08/15/35(b)	780	751,135
Wynnton Funding Trust II, 5.99%, 08/15/55(a)(b)	2,257	2,162,813
XL Group Ltd., 5.25%, 12/15/43	465	426,016
		852,759,743
Internet — 3.3%
Airbnb, Inc.
4.40%, 03/16/29(a)	1,785	1,769,724
4.65%, 03/16/31	1,388	1,368,491
5.25%, 03/16/36	1,305	1,276,590
Alibaba Group Holding Ltd.
2.13%, 02/09/31(a)	3,100	2,770,192
2.70%, 02/09/41(a)	2,290	1,604,478
3.15%, 02/09/51	2,860	1,799,635
3.25%, 02/09/61	1,245	736,220
Security	Par (000)	Value
Internet (continued)
3.40%, 12/06/27	$4,052	$3,994,470
4.00%, 12/06/37(a)	2,113	1,834,642
4.20%, 12/06/47(a)	3,290	2,551,780
4.40%, 12/06/57(a)	1,885	1,439,962
4.50%, 11/28/34(a)	1,567	1,486,929
4.88%, 05/26/30(a)	2,025	2,033,139
5.25%, 05/26/35(a)	2,301	2,287,582
5.63%, 11/26/54(a)	964	902,247
Alphabet, Inc.
1.10%, 08/15/30(a)	4,331	3,765,944
1.90%, 08/15/40(a)	3,105	1,980,149
2.05%, 08/15/50	5,555	2,784,097
2.25%, 08/15/60	3,357	1,548,328
3.70%, 02/15/29	4,655	4,558,887
3.88%, 11/15/28(a)	1,850	1,825,742
4.00%, 05/15/30	2,565	2,496,404
4.10%, 11/15/30	4,035	3,914,409
4.10%, 02/15/31	3,900	3,769,072
4.38%, 11/15/32	2,000	1,923,130
4.40%, 02/15/33	3,670	3,511,644
4.50%, 08/10/28(a)	1,350	1,349,842
4.50%, 05/15/35(a)	3,114	2,949,986
4.63%, 08/10/29	3,265	3,256,117
4.70%, 11/15/35	5,935	5,622,505
4.80%, 02/15/36	7,305	6,955,729
4.88%, 08/15/31	5,125	5,092,126
5.20%, 08/15/33	3,690	3,676,750
5.25%, 05/15/55	3,355	2,898,741
5.30%, 05/15/65	2,845	2,397,468
5.35%, 11/15/45	4,495	4,110,249
5.45%, 08/15/36	3,815	3,784,933
5.45%, 11/15/55	7,545	6,685,398
5.50%, 02/15/46	5,495	5,105,021
5.65%, 02/15/56(a)	4,970	4,547,048
5.70%, 11/15/75	5,830	5,113,005
5.75%, 02/15/66	4,255	3,820,132
6.25%, 08/15/46	4,515	4,537,386
6.38%, 08/15/56	7,600	7,647,291
6.50%, 08/15/66	4,830	4,831,405
Amazon.com, Inc.
1.50%, 06/03/30	4,594	4,066,974
1.65%, 05/12/28	4,080	3,890,603
2.10%, 05/12/31	5,745	5,052,885
2.50%, 06/03/50	4,839	2,621,981
2.70%, 06/03/60	3,531	1,795,349
2.88%, 05/12/41(a)	3,558	2,533,979
3.10%, 05/12/51	7,595	4,609,013
3.25%, 05/12/61(a)	2,773	1,583,478
3.45%, 04/13/29(a)	3,075	2,985,290
3.60%, 04/13/32	4,325	4,028,401
3.85%, 03/13/28	4,775	4,729,033
3.88%, 08/22/37	4,987	4,331,796
3.90%, 11/20/28	4,560	4,492,797
3.95%, 04/13/52	5,053	3,579,311
4.00%, 03/13/29	5,780	5,681,099
4.05%, 08/22/47	6,653	4,959,190
4.10%, 11/20/30	5,120	4,960,856
4.10%, 04/13/62(a)	2,650	1,815,671
4.25%, 03/13/31	7,205	6,987,114
4.25%, 08/22/57(a)	4,408	3,172,225
4.35%, 03/20/33	2,890	2,752,491

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Internet (continued)
4.55%, 12/01/27	$4,308	$4,319,014
4.55%, 03/13/33	4,250	4,093,401
4.60%, 07/09/29	5,220	5,196,136
4.65%, 12/01/29	3,220	3,212,042
4.65%, 11/20/35	6,190	5,832,471
4.70%, 12/01/32(a)	4,100	4,029,882
4.80%, 07/09/31(a)	6,355	6,296,828
4.80%, 12/05/34(a)	2,400	2,335,754
4.88%, 03/13/36	10,920	10,380,170
4.95%, 12/05/44(a)	3,143	2,795,705
5.10%, 07/09/33	3,545	3,504,820
5.30%, 07/09/36(a)	6,740	6,596,258
5.45%, 11/20/55	5,545	4,897,469
5.55%, 11/20/65	3,790	3,284,066
5.65%, 03/13/46	5,047	4,731,922
5.80%, 03/13/56	8,550	7,886,617
5.95%, 03/13/66	5,460	5,025,246
6.00%, 07/09/46	3,530	3,436,743
6.05%, 03/13/76	9,926	9,162,171
6.10%, 07/09/56(a)	6,815	6,581,674
6.25%, 07/09/66	3,320	3,198,550
AppLovin Corp.
5.13%, 12/01/29(a)	2,425	2,428,770
5.38%, 12/01/31	1,505	1,506,040
5.50%, 12/01/34	1,735	1,706,353
5.95%, 12/01/54	785	709,487
Baidu, Inc.
2.38%, 10/09/30	100	90,972
2.38%, 08/23/31(a)	615	548,402
3.43%, 04/07/30(a)	440	419,847
4.38%, 03/29/28(a)	594	591,105
4.88%, 11/14/28	455	456,827
Booking Holdings, Inc.
3.55%, 03/15/28	1,066	1,049,380
5.38%, 05/07/36	475	468,057
eBay, Inc.
2.60%, 05/10/31	1,565	1,397,708
2.70%, 03/11/30	1,586	1,465,136
3.65%, 05/10/51	1,990	1,374,079
4.00%, 07/15/42(a)	1,356	1,051,428
4.25%, 03/06/29	1,368	1,349,032
5.13%, 11/06/35(a)	875	844,856
5.95%, 11/22/27	675	684,821
6.30%, 11/22/32(a)	990	1,043,249
Expedia Group, Inc.
2.95%, 03/15/31	1,094	996,064
3.25%, 02/15/30	2,401	2,265,057
3.80%, 02/15/28	1,942	1,916,399
5.40%, 02/15/35(a)	1,885	1,839,264
5.50%, 04/15/36	1,390	1,350,684
JD.com, Inc.
3.38%, 01/14/30	364	348,726
4.13%, 01/14/50	100	78,096
Kuaishou Technology
4.13%, 01/22/31(b)	580	562,892
4.75%, 01/22/36(b)	135	126,160
Meituan
3.05%, 10/28/30(a)(b)	1,665	1,523,010
4.50%, 04/02/28(b)	920	912,863
4.50%, 05/05/31(b)	355	340,875
4.63%, 10/02/29(b)	2,830	2,782,098
Security	Par (000)	Value
Internet (continued)
4.75%, 11/05/32(b)	$160	$152,524
5.13%, 11/05/35(b)	895	839,783
MercadoLibre, Inc., 4.90%, 01/15/33(a)	450	432,315
Meta Platforms, Inc.
3.85%, 08/15/32	5,891	5,462,784
4.20%, 11/15/30	5,090	4,933,395
4.30%, 08/15/29	2,022	2,006,459
4.45%, 08/15/52(a)	5,830	4,183,876
4.55%, 05/15/31(a)	6,370	6,225,207
4.55%, 08/15/31(a)	2,240	2,186,567
4.60%, 05/15/28	2,990	2,995,068
4.60%, 11/15/32	6,946	6,669,767
4.65%, 08/15/62(a)	3,001	2,092,333
4.75%, 08/15/34(a)	5,655	5,381,282
4.80%, 05/15/30	2,287	2,279,736
4.88%, 05/15/33	5,695	5,500,603
4.88%, 11/15/35	8,885	8,315,967
4.95%, 05/15/33	4,020	3,927,863
5.25%, 05/15/36(a)	8,645	8,320,200
5.40%, 08/15/54	6,709	5,438,845
5.50%, 11/15/45	8,720	7,567,230
5.55%, 08/15/64	5,370	4,286,604
5.60%, 05/15/53(a)	5,790	4,865,810
5.63%, 11/15/55	12,555	10,464,167
5.75%, 05/15/63	3,880	3,199,400
5.75%, 11/15/65	9,267	7,609,115
6.20%, 05/15/46	7,255	6,812,193
6.30%, 05/15/56	11,005	10,132,059
6.45%, 05/15/66	7,835	7,166,229
Netflix, Inc.
4.88%, 04/15/28(a)	3,585	3,604,997
4.88%, 06/15/30(b)	2,294	2,289,398
4.90%, 08/15/34(a)	1,025	1,003,229
5.25%, 08/15/36	1,665	1,645,487
5.38%, 11/15/29(b)	2,255	2,292,490
5.40%, 08/15/54(a)	1,125	1,036,400
5.88%, 11/15/28	3,511	3,598,863
6.38%, 05/15/29	1,619	1,689,334
Prosus NV
3.06%, 07/13/31(a)(b)	2,676	2,413,784
3.68%, 01/21/30(b)	2,531	2,410,230
3.83%, 02/08/51(b)	2,912	1,891,765
4.03%, 08/03/50(b)	1,884	1,287,634
4.19%, 01/19/32(b)	1,703	1,603,399
4.99%, 01/19/52(a)(b)	2,035	1,589,434
5.53%, 07/13/33(b)	870	863,356
5.87%, 07/13/36(b)	615	609,905
Tencent Holdings Ltd.
2.39%, 06/03/30(a)(b)	4,646	4,279,221
2.88%, 04/22/31(a)(b)	1,220	1,128,438
3.24%, 06/03/50(a)(b)	3,727	2,421,843
3.29%, 06/03/60(a)(b)	1,335	805,516
3.60%, 01/19/28(a)(b)	3,844	3,796,608
3.68%, 04/22/41(b)	1,130	904,723
3.84%, 04/22/51(a)(b)	3,461	2,486,012
3.93%, 01/19/38(a)(b)	1,594	1,381,881
3.94%, 04/22/61(b)	1,995	1,374,176
3.98%, 04/11/29(a)(b)	4,709	4,642,933
4.53%, 04/11/49(a)(b)	1,385	1,134,551
5.00%, 06/16/36(a)(b)	3,010	2,935,878
5.60%, 06/16/46(b)	220	209,738
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Internet (continued)
Tencent Music Entertainment Group, 2.00%, 09/03/30	$1,120	$1,000,472
Uber Technologies, Inc.
4.15%, 01/15/31	1,797	1,733,737
4.30%, 01/15/30	2,202	2,159,085
4.50%, 08/15/29(b)	2,696	2,657,627
4.80%, 09/15/34(a)	3,056	2,921,688
4.80%, 09/15/35	1,715	1,624,088
5.35%, 09/15/54(a)	2,435	2,154,391
VeriSign, Inc.
2.70%, 06/15/31	1,620	1,442,370
5.10%, 07/15/31	933	925,227
5.25%, 06/01/32	749	743,072
Weibo Corp., 3.38%, 07/08/30(a)	1,190	1,106,617
		581,216,209
Iron & Steel — 0.2%
ArcelorMittal SA
4.25%, 07/16/29	1,366	1,342,712
5.38%, 05/19/36	1,760	1,713,346
6.00%, 06/17/34(a)	1,295	1,335,488
6.35%, 06/17/54(a)	910	934,204
6.55%, 11/29/27	2,205	2,249,867
6.75%, 03/01/41(a)	827	873,007
6.80%, 11/29/32(a)	1,740	1,881,619
7.00%, 10/15/39	1,313	1,422,719
Gerdau Trade, Inc., 5.75%, 06/09/35	1,380	1,384,830
GUSAP III LP, 7.25%, 04/16/44(a)(b)	700	764,421
Nucor Corp.
2.70%, 06/01/30	869	803,376
2.98%, 12/15/55	447	265,278
3.13%, 04/01/32	1,527	1,387,904
3.85%, 04/01/52	1,370	996,730
3.95%, 05/01/28(a)	1,020	1,010,296
4.40%, 05/01/48(a)	905	738,866
4.65%, 06/01/30	1,340	1,331,209
5.10%, 06/01/35	1,306	1,286,591
5.20%, 08/01/43	400	374,463
6.40%, 12/01/37	1,054	1,127,889
POSCO
4.50%, 08/04/27(b)	145	144,852
4.50%, 01/16/31(b)	20	19,454
5.00%, 01/16/36(b)	90	85,199
5.88%, 01/17/33(b)	215	220,828
POSCO Holdings, Inc.
5.13%, 05/07/30(b)	165	164,383
5.75%, 05/07/35(b)	225	224,617
Reliance, Inc.
2.15%, 08/15/30	1,249	1,117,044
6.85%, 11/15/36(a)	510	549,838
Steel Dynamics, Inc.
1.65%, 10/15/27	347	336,107
3.25%, 01/15/31	990	920,120
3.25%, 10/15/50	926	596,299
3.45%, 04/15/30	1,501	1,423,624
4.00%, 12/15/28	1,930	1,897,166
5.25%, 05/15/35	1,915	1,880,732
5.38%, 08/15/34	790	785,110
5.75%, 05/15/55	670	639,618
United States Steel Corp.
5.20%, 08/01/31(b)	555	548,581
5.70%, 08/01/36(b)	370	363,041
Security	Par (000)	Value
Iron & Steel (continued)
Vale Overseas Ltd.
3.75%, 07/08/30(a)	$1,860	$1,766,888
6.13%, 06/12/33	1,900	1,961,075
6.40%, 06/28/54	2,570	2,535,305
6.88%, 11/21/36(a)	1,239	1,350,626
6.88%, 11/10/39	1,053	1,137,240
Vale SA, 5.63%, 09/11/42(a)	562	539,022
		44,431,584
Leisure Time — 0.2%
Brunswick Corp./DE
2.40%, 08/18/31(a)	932	808,033
4.40%, 09/15/32	907	848,906
5.85%, 03/18/29(a)	703	714,595
Carnival Corp. Ltd.
4.00%, 08/01/28(a)(b)	1,305	1,277,703
5.13%, 05/01/29(b)	350	348,217
5.75%, 08/01/32(b)	5,080	5,027,298
5.88%, 06/15/31(b)	80	80,274
6.13%, 02/15/33(a)(b)	215	215,521
Harley-Davidson, Inc., 4.63%, 07/28/45	628	441,589
Polaris, Inc.
5.60%, 03/01/31	610	604,180
6.95%, 03/15/29	779	809,851
Royal Caribbean Cruises Ltd.
3.70%, 03/15/28	10	9,841
4.75%, 05/15/33	2,580	2,458,923
5.25%, 02/27/38(a)	2,090	1,964,556
5.38%, 01/15/36(a)	2,490	2,408,338
5.50%, 04/01/28(b)	4,145	4,176,367
5.55%, 01/20/34	1,470	1,461,319
5.63%, 09/30/31(b)	3,091	3,095,649
6.00%, 02/01/33(b)	3,225	3,244,562
6.25%, 03/15/32(b)	2,110	2,139,768
7.50%, 10/15/27	60	61,764
Viking Ocean Cruises Ship VII Ltd., 5.63%, 02/15/29(b)	10	9,999
		32,207,253
Lodging — 0.3%
Choice Hotels International, Inc.
3.70%, 12/01/29	623	595,964
3.70%, 01/15/31(a)	1,182	1,103,759
5.85%, 08/01/34(a)	1,045	1,038,879
Hyatt Hotels Corp.
4.38%, 09/15/28(a)	1,312	1,299,951
5.05%, 03/30/28	900	902,218
5.25%, 06/30/29	915	920,926
5.38%, 12/15/31(a)	699	700,099
5.40%, 12/15/35(a)	805	778,930
5.50%, 06/30/34	485	482,351
5.75%, 04/23/30(a)	842	857,781
5.75%, 03/30/32	1,020	1,036,345
Las Vegas Sands Corp.
3.90%, 08/08/29	1,580	1,523,280
5.30%, 05/15/31	800	790,454
5.63%, 06/15/28	1,750	1,765,021
5.65%, 05/18/33	705	693,863
6.00%, 08/15/29	1,180	1,203,887
6.00%, 06/14/30	754	768,016
6.20%, 08/15/34	988	999,075

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Lodging (continued)
Marriott International, Inc.
4.50%, 10/15/31	$665	$646,792
4.50%, 05/01/33	880	837,404
4.50%, 10/01/34	1,320	1,217,383
4.80%, 03/15/30	770	764,751
4.88%, 05/15/29	1,655	1,654,519
4.90%, 04/15/29	1,506	1,508,125
5.00%, 10/15/27	1,995	2,002,353
5.10%, 04/15/32	1,000	995,357
5.10%, 05/01/38	935	876,414
5.25%, 10/15/35	1,000	976,303
5.30%, 05/15/34	1,740	1,719,249
5.35%, 03/15/35	1,815	1,784,269
5.50%, 04/15/37	3,175	3,114,876
5.55%, 10/15/28	1,280	1,299,466
Series AA, 4.65%, 12/01/28	466	465,748
Series FF, 4.63%, 06/15/30	1,954	1,926,935
Series GG, 3.50%, 10/15/32	2,625	2,382,144
Series HH, 2.85%, 04/15/31	1,789	1,624,055
Series II, 2.75%, 10/15/33(a)	1,135	968,444
Series X, 4.00%, 04/15/28(a)	992	981,269
Series YY, 5.65%, 09/15/36	1,480	1,467,559
Sands China Ltd.
2.85%, 03/08/29	657	621,539
3.25%, 08/08/31(a)	1,250	1,128,619
4.38%, 06/18/30(a)	1,445	1,399,678
5.40%, 08/08/28	4,044	4,070,132
		53,894,182
Machinery — 1.0%
AGCO Corp., 5.80%, 03/21/34	1,235	1,238,907
Caterpillar Financial Services Corp.
1.10%, 09/14/27	1,412	1,366,844
3.70%, 01/10/28(a)	750	742,456
3.75%, 02/23/29	1,505	1,473,803
3.95%, 11/14/28	2,105	2,074,762
4.15%, 01/08/31	875	851,032
4.38%, 08/16/29(a)	1,365	1,354,428
4.40%, 10/15/27	1,045	1,044,839
4.40%, 03/03/28	905	903,538
4.60%, 11/15/27	1,335	1,337,676
4.70%, 11/15/29	1,775	1,774,621
4.80%, 01/08/30(a)	1,281	1,290,024
4.85%, 02/27/29	1,270	1,275,829
Series K, 4.10%, 08/15/28	2,190	2,171,260
Series L, 4.20%, 05/15/28	1,325	1,317,968
Series L, 4.30%, 05/15/29	1,670	1,653,775
Series L, 4.50%, 05/15/31	850	835,402
Series L, 4.65%, 08/14/29	460	458,974
Caterpillar, Inc.
1.90%, 03/12/31	1,832	1,616,089
2.60%, 09/19/29	1,145	1,078,731
2.60%, 04/09/30	1,262	1,172,889
3.25%, 09/19/49	2,027	1,364,447
3.25%, 04/09/50(a)	2,084	1,403,529
3.80%, 08/15/42	3,272	2,631,183
4.30%, 05/15/44	919	770,855
4.75%, 05/15/64(a)	950	792,696
5.20%, 05/15/35	3,570	3,561,591
5.20%, 05/27/41	1,337	1,292,290
5.30%, 09/15/35(a)	420	423,085
5.50%, 05/15/55(a)	590	579,510
Security	Par (000)	Value
Machinery (continued)
6.05%, 08/15/36(a)	$1,201	$1,276,737
CNH Industrial Capital LLC
4.38%, 03/07/31	610	589,251
4.50%, 10/08/27	755	754,181
4.50%, 10/16/30	765	744,230
4.55%, 04/10/28	1,450	1,443,220
4.75%, 03/21/28	865	863,885
4.95%, 06/25/31(a)	1,045	1,031,346
5.10%, 04/20/29	1,027	1,029,684
5.50%, 01/12/29	831	839,995
CNH Industrial NV, 3.85%, 11/15/27	1,042	1,031,418
Deere & Co.
2.88%, 09/07/49(a)	669	420,737
3.10%, 04/15/30	1,556	1,468,858
3.75%, 04/15/50	1,674	1,229,892
3.90%, 06/09/42(a)	2,355	1,919,051
5.38%, 10/16/29	1,433	1,463,408
5.45%, 01/16/35(a)	2,348	2,383,516
5.70%, 01/19/55(a)	1,270	1,246,645
7.13%, 03/03/31	777	846,509
8.10%, 05/15/30	995	1,102,399
Deere Funding Canada Corp., 4.15%, 10/09/30	585	568,460
Dover Corp.
2.95%, 11/04/29	1,054	993,657
5.38%, 10/15/35	628	628,293
5.38%, 03/01/41	712	682,699
6.60%, 03/15/38(a)	440	478,491
Eaton Capital ULC, 4.45%, 05/09/30	880	865,323
Flowserve Corp.
2.80%, 01/15/32	849	745,180
3.50%, 10/01/30	1,115	1,045,991
5.70%, 05/15/36	865	852,776
GE Vernova, Inc.
4.25%, 02/04/31	1,525	1,485,028
4.88%, 02/04/36(a)	1,585	1,521,233
5.50%, 02/04/56(a)	950	880,579
IDEX Corp.
2.63%, 06/15/31	920	821,948
3.00%, 05/01/30(a)	1,255	1,169,857
4.95%, 09/01/29	720	719,076
Ingersoll Rand, Inc.
5.18%, 06/15/29	1,955	1,976,658
5.31%, 06/15/31(a)	1,476	1,492,004
5.40%, 08/14/28	1,576	1,594,866
5.45%, 06/15/34	1,400	1,401,963
5.70%, 08/14/33	1,953	1,991,504
5.70%, 06/15/54(a)	1,140	1,083,908
John Deere Capital Corp.
1.45%, 01/15/31	1,965	1,701,371
1.50%, 03/06/28	1,032	987,801
2.00%, 06/17/31	1,480	1,296,849
2.45%, 01/09/30	1,386	1,286,760
2.80%, 09/08/27	853	839,889
2.80%, 07/18/29	1,222	1,160,879
3.05%, 01/06/28	705	692,636
3.35%, 04/18/29	1,235	1,195,013
3.45%, 03/07/29	1,363	1,325,358
3.90%, 06/07/32	1,105	1,048,408
4.15%, 09/15/27	1,400	1,398,694
4.35%, 09/15/32	941	912,619
4.38%, 10/15/30(a)	1,200	1,179,920
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Machinery (continued)
4.40%, 09/08/31	$2,481	$2,423,919
4.50%, 01/16/29	2,074	2,067,783
4.65%, 01/07/28(a)	1,020	1,022,838
4.70%, 06/10/30(a)	1,965	1,958,591
4.75%, 01/20/28(a)	1,815	1,822,949
4.85%, 06/11/29	1,660	1,669,516
4.85%, 10/11/29(a)	727	732,336
4.90%, 03/03/28(a)	1,235	1,243,289
4.90%, 03/07/31	1,110	1,108,854
4.95%, 07/14/28	2,415	2,435,096
5.10%, 04/11/34	1,944	1,936,933
5.15%, 09/08/33(a)	1,930	1,938,993
Series 1, 5.05%, 06/12/34(a)	1,550	1,538,355
Series I, 3.90%, 03/09/29(a)	1,020	1,001,294
Series I, 4.13%, 01/18/29	1,420	1,404,686
Series I, 4.20%, 03/10/31	1,075	1,043,869
Series I, 4.25%, 06/05/28	1,695	1,687,395
Series I, 4.38%, 04/15/31	1,065	1,041,543
Series I, 4.55%, 06/05/30	1,720	1,705,131
Series J, 4.40%, 06/15/29	580	575,668
Komatsu Finance America, Inc.
4.20%, 09/18/30(b)	850	824,038
5.65%, 10/06/27(b)	570	574,493
Nordson Corp.
4.50%, 12/15/29	1,070	1,054,648
5.60%, 09/15/28	922	935,356
5.80%, 09/15/33	465	474,518
Oshkosh Corp.
3.10%, 03/01/30(a)	720	675,821
4.60%, 05/15/28	615	611,244
Otis Worldwide Corp.
2.57%, 02/15/30	3,114	2,874,549
3.11%, 02/15/40	1,611	1,201,356
3.36%, 02/15/50	1,367	917,101
4.49%, 05/07/29(a)	1,045	1,037,020
5.13%, 11/19/31(a)	1,139	1,141,894
5.13%, 09/04/35(a)	895	871,999
5.25%, 08/16/28	2,327	2,348,183
Regal Rexnord Corp.
6.05%, 04/15/28	2,076	2,111,429
6.30%, 02/15/30	1,826	1,882,291
6.40%, 04/15/33(a)	2,405	2,497,418
Rockwell Automation, Inc.
1.75%, 08/15/31	1,280	1,097,840
2.80%, 08/15/61	760	407,317
3.50%, 03/01/29	1,170	1,137,094
4.20%, 03/01/49(a)	800	638,911
6.25%, 12/01/37(a)	545	590,205
6.70%, 01/15/28	434	446,442
Toyota Industries Corp., 3.57%, 03/16/28(b)	285	279,126
Vertiv Group Corp., 4.13%, 11/15/28(b)	45	44,533
Vertiv Holdings Co.
4.85%, 03/15/36(a)	525	496,696
5.65%, 03/15/46	705	660,429
5.80%, 03/15/56(a)	1,959	1,832,055
5.95%, 03/15/66(a)	640	593,502
Weir Group, Inc., 5.35%, 05/06/30(b)	305	305,057
Westinghouse Air Brake Technologies Corp.
4.70%, 09/15/28	2,910	2,903,691
4.90%, 05/29/30	1,040	1,034,888
5.50%, 05/29/35	940	938,744
Security	Par (000)	Value
Machinery (continued)
5.61%, 03/11/34	$864	$871,729
Xylem, Inc./New York
1.95%, 01/30/28(a)	1,568	1,509,817
2.25%, 01/30/31(a)	1,218	1,087,167
4.38%, 11/01/46	795	650,040
5.20%, 06/01/33	1,260	1,254,850
5.45%, 06/01/36(a)	605	603,379
		171,339,594
Manufacturing — 0.5%
3M Co.
2.38%, 08/26/29	3,076	2,872,709
2.88%, 10/15/27	1,573	1,545,042
3.05%, 04/15/30	1,133	1,063,465
3.13%, 09/19/46(a)	368	242,944
3.25%, 08/26/49	1,865	1,223,130
3.38%, 03/01/29	1,832	1,773,645
3.63%, 09/14/28	1,529	1,499,215
3.63%, 10/15/47	1,048	742,747
3.70%, 04/15/50	1,422	999,622
3.88%, 06/15/44	1,010	771,996
4.00%, 09/14/48	1,885	1,412,866
4.80%, 03/15/30	980	978,310
5.15%, 03/15/35(a)	1,205	1,188,893
5.70%, 03/15/37(a)	1,370	1,389,997
DuPont de Nemours, Inc.
4.73%, 11/15/28	30	29,948
4.73%, 11/15/28(b)	3,508	3,489,544
5.32%, 11/15/38	1,436	1,382,563
5.42%, 11/15/48	1,810	1,655,589
Eaton Corp.
3.10%, 09/15/27	967	954,444
3.85%, 03/06/28	1,415	1,399,274
3.92%, 09/15/47	527	402,512
3.95%, 03/06/29	3,668	3,599,129
4.00%, 11/02/32	955	905,661
4.15%, 03/15/33(a)	2,477	2,353,325
4.15%, 11/02/42	1,588	1,316,638
4.20%, 03/06/31	2,155	2,085,828
4.35%, 05/18/28(a)	1,575	1,569,160
4.50%, 03/06/33	1,240	1,194,293
4.70%, 08/23/52	1,044	881,245
4.80%, 03/06/36	2,355	2,250,967
5.45%, 03/06/56(a)	1,305	1,220,047
Illinois Tool Works, Inc.
3.90%, 09/01/42	1,780	1,434,021
4.65%, 08/13/29	1,920	1,915,025
4.88%, 09/15/41	1,360	1,246,638
Parker-Hannifin Corp.
3.25%, 06/14/29	2,506	2,406,420
4.00%, 06/14/49	1,567	1,183,574
4.10%, 03/01/47	1,239	970,162
4.20%, 11/21/34	1,014	943,497
4.25%, 09/15/27	1,350	1,347,348
4.45%, 11/21/44	789	658,965
4.50%, 09/15/29	1,994	1,977,283
6.25%, 05/15/38(a)	510	542,883
Pentair Finance SARL
4.50%, 07/01/29	1,063	1,044,762
5.90%, 07/15/32	804	816,499
Siemens Financieringsmaatschappij NV
1.70%, 03/11/28(b)	2,288	2,194,844

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Manufacturing (continued)
2.15%, 03/11/31(b)	$3,016	$2,686,589
2.88%, 03/11/41(b)	2,621	1,903,521
3.30%, 09/15/46(b)	1,896	1,327,915
4.20%, 03/16/47(b)	2,619	2,103,241
4.40%, 05/27/45(b)	3,002	2,528,211
Siemens Funding BV
4.35%, 05/26/28(b)	1,750	1,746,014
4.60%, 05/28/30(b)	3,275	3,250,348
4.90%, 05/28/32(b)	2,090	2,085,493
5.20%, 05/28/35(b)	2,867	2,851,845
5.80%, 05/28/55(a)(b)	2,585	2,538,805
5.90%, 05/28/65(b)	1,513	1,478,481
Teledyne Technologies, Inc.
2.25%, 04/01/28	1,090	1,048,402
2.75%, 04/01/31	1,871	1,689,189
Textron, Inc.
2.45%, 03/15/31(a)	907	812,651
3.00%, 06/01/30	1,186	1,104,774
3.38%, 03/01/28	637	623,449
3.90%, 09/17/29(a)	1,155	1,119,144
4.95%, 03/15/36	660	629,181
5.50%, 05/15/35	960	955,034
6.10%, 11/15/33	865	897,162
		96,456,118
Media — 1.8%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.75%, 02/15/28	2,357	2,309,676
3.85%, 04/01/61	2,777	1,552,815
3.95%, 06/30/62	2,473	1,403,985
4.20%, 03/15/28	2,778	2,736,536
4.40%, 04/01/33	1,855	1,669,656
4.40%, 12/01/61(a)	2,404	1,486,258
5.05%, 03/30/29(a)	2,244	2,225,325
5.38%, 04/01/38	2,095	1,816,804
5.50%, 04/01/63(a)	1,420	1,043,487
5.75%, 04/01/48	5,165	4,191,903
5.85%, 12/01/35(a)	2,064	1,939,987
6.05%, 02/15/32	1,995	1,997,185
6.10%, 06/01/29	3,100	3,152,573
6.38%, 10/23/35	3,989	3,888,727
6.48%, 10/23/45	6,437	5,729,211
6.55%, 06/01/34	3,135	3,130,203
6.60%, 02/15/34	1,935	1,947,737
6.65%, 02/01/34	2,203	2,214,953
6.70%, 12/01/55(a)	1,488	1,350,532
6.83%, 10/23/55	1,237	1,112,663
6.95%, 08/15/36	2,530	2,534,998
7.09%, 09/01/38(a)(b)	14,635	14,489,322
7.34%, 09/01/41(a)(b)	11,299	11,216,961
7.85%, 08/15/56(a)	1,950	1,980,120
Comcast Corp.
1.50%, 02/15/31(a)	2,969	2,542,392
1.95%, 01/15/31	3,286	2,875,595
2.45%, 08/15/52(a)	3,142	1,520,619
2.65%, 02/01/30	3,339	3,087,708
2.65%, 08/15/62(a)	2,068	940,709
2.80%, 01/15/51(a)	3,040	1,612,611
2.89%, 11/01/51(a)	9,039	4,840,803
2.94%, 11/01/56	11,188	5,717,475
Security	Par (000)	Value
Media (continued)
2.99%, 11/01/63	$7,295	$3,545,959
3.20%, 07/15/36(a)	1,871	1,517,789
3.25%, 11/01/39	3,018	2,203,164
3.40%, 04/01/30(a)	3,017	2,850,051
3.40%, 07/15/46	3,106	1,990,508
3.45%, 02/01/50(a)	3,443	2,113,978
3.75%, 04/01/40	3,372	2,593,555
3.90%, 03/01/38(a)	2,737	2,239,514
3.97%, 11/01/47	3,434	2,356,765
4.00%, 08/15/47	1,470	1,018,545
4.00%, 03/01/48	2,419	1,665,182
4.00%, 11/01/49	4,096	2,763,036
4.05%, 11/01/52	2,641	1,763,266
4.15%, 10/15/28	230	227,306
4.20%, 08/15/34	2,436	2,210,791
4.25%, 10/15/30	3,411	3,298,730
4.25%, 01/15/33	3,304	3,097,581
4.40%, 08/15/35	1,719	1,550,126
4.60%, 10/15/38(a)	2,180	1,898,881
4.60%, 08/15/45	1,877	1,476,475
4.65%, 02/15/33	2,330	2,231,321
4.65%, 07/15/42	1,795	1,459,373
4.70%, 10/15/48	3,832	2,930,778
4.75%, 03/01/44(a)	1,136	924,971
4.80%, 05/15/33	2,290	2,212,582
4.95%, 05/15/32	1,115	1,099,377
4.95%, 10/15/58	2,225	1,671,163
5.10%, 06/01/29(a)	80	80,517
5.17%, 01/15/37(a)(b)	2,012	1,871,804
5.30%, 06/01/34(a)	2,180	2,143,970
5.30%, 05/15/35(a)	1,536	1,507,155
5.35%, 05/15/53(a)	3,266	2,687,557
5.50%, 11/15/32(a)	1,915	1,942,169
5.50%, 05/15/64(a)	2,580	2,099,715
5.65%, 06/15/35(a)	1,502	1,493,547
5.65%, 06/01/54(a)	2,195	1,888,431
6.05%, 05/15/55(a)	1,719	1,570,472
6.40%, 03/01/40(a)	865	883,105
6.45%, 03/15/37	1,397	1,445,808
6.50%, 11/15/35	1,599	1,680,589
6.55%, 07/01/39	705	715,978
6.95%, 08/15/37	1,115	1,201,857
7.05%, 03/15/33	1,448	1,576,285
Cox Communications, Inc.
1.80%, 10/01/30(b)	1,985	1,696,613
2.60%, 06/15/31(b)	2,040	1,760,453
2.95%, 10/01/50(b)	1,260	639,260
3.60%, 06/15/51(a)(b)	1,165	665,502
4.50%, 06/30/43(b)	925	655,005
4.60%, 08/15/47(a)(b)	718	482,925
4.70%, 12/15/42(b)	655	476,870
4.80%, 02/01/35(a)(b)	1,306	1,129,334
5.45%, 09/15/28(b)	2,533	2,545,038
5.45%, 09/01/34(a)(b)	1,086	1,000,958
5.70%, 06/15/33(b)	1,963	1,863,736
5.80%, 12/15/53(b)	1,400	1,108,413
5.95%, 09/01/54(b)	1,285	1,042,289
8.38%, 03/01/39(b)	930	999,584
FactSet Research Systems, Inc., 3.45%, 03/01/32(a)	1,030	927,994
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Media (continued)
Fox Corp.
3.50%, 04/08/30	$1,977	$1,878,554
4.71%, 01/25/29(a)	3,380	3,364,589
5.48%, 01/25/39	2,248	2,137,972
5.58%, 01/25/49(a)	2,342	2,112,929
6.50%, 10/13/33	2,619	2,758,828
NBCUniversal Media LLC
4.45%, 01/15/43	1,600	1,399,434
5.95%, 04/01/41	760	787,942
6.40%, 04/30/40(a)	749	802,121
News Corp.
3.88%, 05/15/29(b)	925	893,810
5.13%, 02/15/32(a)(b)	725	704,670
Sky Group Finance Ltd., 6.50%, 10/15/35(b)	571	600,261
Space Exploration Technologies Corp.
5.35%, 07/15/31(a)(b)	12,000	11,729,399
5.65%, 07/15/33(b)	10,505	10,134,566
5.88%, 07/15/36(b)	10,900	10,272,911
6.60%, 07/15/46(b)	4,500	4,085,336
6.65%, 07/15/56(a)(b)	6,350	5,651,477
Time Warner Cable Enterprises LLC, 8.38%, 07/15/33	1,543	1,684,300
Time Warner Cable LLC
5.50%, 09/01/41	2,476	2,060,131
5.88%, 11/15/40	2,282	1,980,479
6.55%, 05/01/37	2,946	2,837,094
6.75%, 06/15/39	3,012	2,866,386
7.30%, 07/01/38	3,500	3,515,680
TWDC Enterprises 18 Corp.
3.00%, 07/30/46	505	335,241
3.70%, 12/01/42	983	762,387
4.13%, 06/01/44	1,910	1,534,818
4.38%, 08/16/41	681	584,939
Series B, 7.00%, 03/01/32	418	459,802
Series E, 4.13%, 12/01/41	943	781,689
Videotron Ltd.
3.63%, 06/15/29(a)(b)	1,518	1,460,700
5.70%, 01/15/35(b)	1,245	1,221,141
Walt Disney Co. (The)
2.00%, 09/01/29	3,104	2,879,667
2.20%, 01/13/28(a)	2,134	2,073,975
2.65%, 01/13/31	3,941	3,607,168
2.75%, 09/01/49	3,351	2,000,514
3.50%, 05/13/40	3,610	2,875,175
3.60%, 01/13/51	4,176	2,915,428
3.75%, 03/14/29(a)	2,955	2,895,712
3.80%, 03/22/30	2,670	2,587,032
3.80%, 05/13/60(a)	2,569	1,777,658
4.00%, 03/14/31	3,680	3,555,327
4.63%, 03/14/36	2,064	1,959,480
4.63%, 03/23/40(a)	2,403	2,173,034
4.70%, 03/23/50(a)	3,035	2,549,002
4.75%, 09/15/44	1,223	1,061,817
4.75%, 11/15/46	1,142	980,112
4.95%, 10/15/45	1,343	1,189,051
5.40%, 10/01/43	1,039	991,841
6.15%, 03/01/37(a)	1,067	1,134,232
6.15%, 02/15/41(a)	1,377	1,436,003
6.20%, 12/15/34	2,010	2,144,917
6.40%, 12/15/35	1,858	2,011,124
6.55%, 03/15/33	533	578,476
Security	Par (000)	Value
Media (continued)
6.65%, 11/15/37	$2,590	$2,836,816
7.75%, 12/01/45	544	657,397
		327,223,773
Metal Fabricate & Hardware — 0.0%
Precision Castparts Corp.
3.90%, 01/15/43	455	364,289
4.20%, 06/15/35	570	528,535
4.38%, 06/15/45(a)	816	673,407
Timken Co. (The)
4.13%, 04/01/32	605	567,066
4.50%, 12/15/28	985	976,191
Vallourec SACA, 7.50%, 04/15/32(b)	15	15,641
Valmont Industries, Inc.
5.00%, 10/01/44(a)	808	703,884
5.25%, 10/01/54	595	523,487
		4,352,500
Mining — 1.2%
Anglo American Capital PLC
2.63%, 09/10/30(b)	2,110	1,920,970
2.88%, 03/17/31(b)	1,113	1,008,941
3.88%, 03/16/29(b)	1,005	980,930
3.95%, 09/10/50(b)	1,040	743,884
4.00%, 09/11/27(b)	50	49,494
4.50%, 03/15/28(b)	1,850	1,841,257
4.63%, 03/19/31(b)	1,615	1,574,918
4.75%, 03/16/52(a)(b)	1,694	1,367,323
5.00%, 03/21/33(b)	1,000	975,951
5.25%, 03/19/36(b)	945	912,987
5.50%, 05/02/33(b)	2,200	2,203,387
5.63%, 04/01/30(b)	1,920	1,950,598
5.75%, 04/05/34(b)	2,018	2,042,897
6.00%, 04/05/54(a)(b)	1,060	1,021,428
AngloGold Ashanti Holdings PLC, 3.75%, 10/01/30	1,187	1,117,766
Antofagasta PLC
2.38%, 10/14/30(b)	545	485,654
5.63%, 05/13/32(a)(b)	702	711,778
5.63%, 09/09/35(b)	665	657,758
6.25%, 05/02/34(b)	800	829,623
Barrick International Barbados Corp., 6.35%, 10/15/36(b)	300	314,927
Barrick Mining Corp.
5.25%, 04/01/42(a)	770	720,557
6.45%, 10/15/35	675	720,661
Barrick North America Finance LLC
5.70%, 05/30/41	1,636	1,595,036
5.75%, 05/01/43	2,303	2,228,372
7.50%, 09/15/38	812	920,893
Barrick PD Australia Finance Pty. Ltd., 5.95%, 10/15/39	1,284	1,294,019
BHP Billiton Finance USA Ltd.
4.13%, 02/24/42	1,947	1,622,843
4.75%, 02/28/28	1,923	1,927,863
4.90%, 02/28/33	1,594	1,568,860
5.00%, 02/21/30	2,115	2,122,305
5.00%, 02/15/36(a)	735	717,204
5.00%, 09/30/43	4,637	4,227,449
5.10%, 09/08/28(a)	1,460	1,471,610
5.13%, 02/21/32	1,395	1,398,276
5.25%, 09/08/30	2,056	2,080,473

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mining (continued)
5.25%, 09/08/33	$3,160	$3,166,599
5.30%, 02/21/35(a)	3,131	3,120,767
5.50%, 09/08/53(a)	1,389	1,316,394
5.75%, 09/05/55	1,945	1,887,196
Corp. Nacional del Cobre de Chile
3.00%, 09/30/29(b)	1,939	1,826,223
3.15%, 01/14/30(b)	1,674	1,573,561
3.15%, 01/15/51(b)	1,047	626,643
3.70%, 01/30/50(a)(b)	4,893	3,255,481
3.75%, 01/15/31(b)	935	880,939
4.25%, 07/17/42(b)	1,410	1,120,730
4.38%, 02/05/49(b)	2,515	1,923,975
4.50%, 08/01/47(b)	2,235	1,757,334
4.88%, 11/04/44(b)	1,677	1,407,705
5.13%, 02/02/33(b)	1,685	1,643,842
5.53%, 01/30/37(b)	1,800	1,743,822
5.63%, 09/21/35(a)(b)	954	943,191
5.63%, 10/18/43(b)	1,633	1,512,452
5.95%, 01/08/34(b)	2,237	2,270,457
6.15%, 10/24/36(a)(b)	825	838,976
6.30%, 09/08/53(b)	2,535	2,485,313
6.33%, 01/13/35(b)	2,250	2,313,900
6.44%, 01/26/36(b)	2,807	2,923,858
6.78%, 01/13/55(b)	3,220	3,314,024
Freeport Indonesia PT
5.32%, 04/14/32(b)	2,305	2,272,603
6.20%, 04/14/52(a)(b)	1,625	1,536,604
Freeport-McMoRan, Inc.
4.13%, 03/01/28	885	875,855
4.25%, 03/01/30	1,415	1,381,790
4.38%, 08/01/28	1,190	1,180,455
4.63%, 08/01/30	1,928	1,895,673
5.00%, 09/01/27	545	544,976
5.25%, 09/01/29	960	963,000
5.40%, 11/14/34	1,760	1,752,361
5.45%, 03/15/43(a)	3,410	3,203,494
Fresnillo PLC, 4.25%, 10/02/50(b)	1,239	929,410
Glencore Canada Corp., 6.20%, 06/15/35	485	498,590
Glencore Finance Canada Ltd.
5.55%, 10/25/42(b)	826	775,945
6.00%, 11/15/41(a)(b)	945	937,757
6.90%, 11/15/37(b)	684	739,850
Glencore Funding LLC
2.50%, 09/01/30(b)	2,048	1,851,729
2.63%, 09/23/31(b)	1,765	1,558,332
2.85%, 04/27/31(b)	1,990	1,793,980
3.38%, 09/23/51(a)(b)	1,220	779,436
3.88%, 10/27/27(b)	1,025	1,014,895
3.88%, 04/27/51(a)(b)	1,287	902,389
4.88%, 03/12/29(b)	2,094	2,091,645
4.90%, 07/01/31(b)	830	818,488
4.91%, 04/01/28(b)	1,040	1,041,601
5.19%, 04/01/30(b)	1,620	1,621,700
5.20%, 07/01/33(b)	955	939,254
5.37%, 04/04/29(b)	2,230	2,254,614
5.40%, 05/08/28(b)	1,505	1,517,486
5.51%, 04/01/36(a)(b)	1,490	1,465,248
5.63%, 04/04/34(b)	2,045	2,053,727
5.67%, 04/01/35(a)(b)	1,705	1,711,274
5.70%, 05/08/33(b)	1,075	1,094,768
5.89%, 04/04/54(a)(b)	910	866,239
Security	Par (000)	Value
Mining (continued)
6.13%, 10/06/28(b)	$1,593	$1,630,238
6.14%, 04/01/55(a)(b)	1,070	1,051,804
6.38%, 10/06/30(b)	1,550	1,616,901
6.50%, 10/06/33(b)	2,282	2,418,486
Gold Fields Orogen Holdings BVI Ltd., 6.13%, 05/15/29(b)	325	332,035
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT
5.45%, 05/15/30(b)	1,800	1,800,387
5.80%, 05/15/50(a)(b)	855	786,381
6.53%, 11/15/28(b)	1,187	1,220,060
6.76%, 11/15/48(b)	600	623,422
Industrias Penoles SAB de CV
4.15%, 09/12/29(a)(b)	1,254	1,218,516
4.75%, 08/06/50(b)	686	534,394
5.65%, 09/12/49(a)(b)	1,605	1,425,786
Kinross Gold Corp.
6.25%, 07/15/33	945	986,377
6.88%, 09/01/41	520	553,633
Minera Mexico SA de CV
4.50%, 01/26/50(b)	2,328	1,826,467
5.63%, 02/12/32(b)	815	814,592
Newcastle Coal Infrastructure Group Pty. Ltd.
4.40%, 09/29/27(a)(b)	572	566,784
4.70%, 05/12/31(b)	857	819,758
Newmont Corp.
2.60%, 07/15/32	1,264	1,115,900
2.80%, 10/01/29	736	692,903
4.88%, 03/15/42(a)	872	799,201
5.45%, 06/09/44(a)	894	854,064
5.88%, 04/01/35	1,167	1,207,886
Newmont Corp./Newcrest Finance Pty. Ltd.
3.25%, 05/13/30	1,316	1,244,124
4.20%, 05/13/50	970	751,985
5.35%, 03/15/34	2,050	2,063,065
5.75%, 11/15/41(a)	562	548,594
Nexa Resources SA
6.60%, 04/08/37(a)(b)	1,065	1,083,236
6.75%, 04/09/34(a)(b)	870	896,973
Northern Star Resources Ltd., 6.13%, 04/11/33(b)	1,010	1,027,867
Rio Tinto Alcan, Inc.
5.75%, 06/01/35	582	593,401
6.13%, 12/15/33	1,494	1,564,774
7.25%, 03/15/31	1,193	1,296,976
Rio Tinto Finance USA Ltd.
2.75%, 11/02/51	2,555	1,503,986
5.20%, 11/02/40	2,141	2,037,220
7.13%, 07/15/28	1,960	2,048,568
Rio Tinto Finance USA PLC
4.13%, 08/21/42	1,549	1,280,161
4.50%, 03/14/28	1,650	1,648,442
4.75%, 03/22/42	668	598,810
4.88%, 03/14/30	3,690	3,692,143
5.00%, 03/14/32	1,940	1,930,668
5.00%, 03/09/33(a)	1,985	1,969,648
5.13%, 03/09/53	2,168	1,921,972
5.25%, 03/14/35(a)	3,360	3,337,664
5.75%, 03/14/55	3,350	3,245,228
5.88%, 03/14/65	1,670	1,619,134
South32 Treasury Ltd., 4.35%, 04/14/32(b)	1,310	1,259,438
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mining (continued)
Southern Copper Corp.
5.25%, 11/08/42	$2,117	$1,947,866
5.35%, 06/24/36	2,085	2,023,388
5.88%, 04/23/45	3,003	2,943,780
6.75%, 04/16/40	2,105	2,265,447
7.50%, 07/27/35	1,775	2,008,840
Vale Canada Ltd., 7.20%, 09/15/32	175	189,262
Windfall Mining Group, Inc./Groupe Minier Windfall, Inc., 5.85%, 05/13/32(b)	215	218,287
Yamana Gold, Inc.
2.63%, 08/15/31	866	757,987
4.63%, 12/15/27	646	643,397
		213,105,748
Office & Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.
3.25%, 02/15/29	1,645	1,566,589
3.28%, 12/01/28	892	855,251
3.57%, 12/01/31	1,684	1,522,497
4.25%, 04/01/28	1,115	1,099,311
5.10%, 03/01/30(a)	1,042	1,029,669
5.55%, 08/22/34(a)	595	576,734
		6,650,051
Oil & Gas — 3.9%
Adnoc Murban Rsc Ltd.
4.25%, 09/11/29(b)	1,525	1,497,687
4.50%, 09/11/34(b)	2,435	2,308,515
5.13%, 09/11/54(b)	2,985	2,541,193
Adnoc Murban Sukuk Ltd., 4.75%, 05/06/35(a)(b)	2,605	2,546,504
Aker BP ASA
3.10%, 07/15/31(b)	2,365	2,138,962
3.75%, 01/15/30(b)	1,662	1,591,750
4.00%, 01/15/31(b)	1,633	1,555,996
5.13%, 10/01/34(b)	1,410	1,367,364
5.25%, 10/30/35(a)(b)	1,934	1,867,975
5.60%, 06/13/28(a)(b)	1,595	1,617,390
5.80%, 10/01/54(b)	1,509	1,370,671
6.00%, 06/13/33(b)	2,160	2,222,822
Antero Resources Corp.
5.38%, 03/01/30(b)	1,380	1,379,100
5.40%, 02/01/36	990	955,756
APA Corp.
4.25%, 01/15/30(a)	1,326	1,293,358
5.10%, 09/01/40(a)	840	761,251
5.35%, 07/01/49(a)	579	497,779
6.00%, 01/15/37	330	330,152
6.10%, 02/15/35	700	714,782
6.75%, 02/15/55	1,110	1,140,055
BP Capital Markets America, Inc.
1.75%, 08/10/30	2,092	1,860,640
2.72%, 01/12/32	3,590	3,204,659
2.77%, 11/10/50(a)	3,602	2,133,349
2.94%, 06/04/51	4,455	2,708,792
3.00%, 02/24/50(a)	4,021	2,515,024
3.00%, 03/17/52(a)	2,074	1,271,916
3.06%, 06/17/41	3,043	2,229,815
3.38%, 02/08/61	4,213	2,611,721
3.63%, 04/06/30(a)	2,392	2,298,964
3.94%, 09/21/28	1,981	1,952,900
4.23%, 11/06/28	4,048	4,012,320
Security	Par (000)	Value
Oil & Gas (continued)
4.70%, 04/10/29	$2,120	$2,120,661
4.81%, 02/13/33	4,942	4,841,747
4.87%, 11/25/29(a)	1,309	1,313,757
4.89%, 09/11/33	3,000	2,945,423
4.97%, 10/17/29	1,680	1,691,115
4.99%, 04/10/34	2,281	2,240,904
5.02%, 11/17/27	1,454	1,462,562
5.23%, 11/17/34	4,045	4,032,770
BP Capital Markets PLC
3.28%, 09/19/27	2,498	2,470,628
3.72%, 11/28/28	1,642	1,609,272
4.88%, (5-year CMT + 4.40%)(d)(e)	3,135	3,065,430
6.13%, (5-year CMT + 1.92%)(a)(d)(e)	1,943	1,930,523
6.45%, (5-year CMT + 2.15%)(a)(d)(e)	2,080	2,134,581
Burlington Resources LLC
5.95%, 10/15/36	970	1,009,640
7.20%, 08/15/31(a)	1,002	1,097,188
Canadian Natural Resources Ltd.
2.95%, 07/15/30(a)	1,269	1,181,396
4.95%, 06/01/47(a)	1,833	1,575,129
5.00%, 12/15/29	1,205	1,206,810
5.40%, 12/15/34(a)	1,237	1,229,793
5.85%, 02/01/35(a)	672	685,753
6.25%, 03/15/38	1,924	1,992,772
6.45%, 06/30/33	655	694,695
6.50%, 02/15/37	895	948,071
6.75%, 02/01/39	698	749,864
7.20%, 01/15/32	965	1,051,507
Cenovus Energy, Inc.
2.65%, 01/15/32	1,238	1,092,427
3.75%, 02/15/52(a)	1,621	1,115,451
4.65%, 03/20/31	1,515	1,483,520
5.25%, 06/15/37	646	614,348
5.40%, 03/20/36(a)	1,035	1,006,968
5.40%, 06/15/47(a)	1,098	992,156
6.75%, 11/15/39	972	1,047,814
Chevron Corp.
2.24%, 05/11/30(a)	3,063	2,803,317
2.98%, 05/11/40(a)	1,023	771,313
3.08%, 05/11/50(a)	1,241	797,929
Chevron USA, Inc.
2.34%, 08/12/50	1,434	783,421
3.25%, 10/15/29(a)	1,069	1,025,331
3.85%, 01/15/28	1,309	1,300,162
4.05%, 08/13/28	1,135	1,127,025
4.30%, 10/15/30(a)	2,420	2,385,205
4.48%, 02/26/28(a)	1,555	1,555,810
4.50%, 10/15/32(a)	2,375	2,325,572
4.69%, 04/15/30	2,140	2,138,644
4.82%, 04/15/32	1,390	1,383,904
4.85%, 10/15/35(a)	2,225	2,177,394
4.98%, 04/15/35(a)	1,595	1,578,596
5.25%, 11/15/43	705	682,498
6.00%, 03/01/41	405	433,991
CNOOC Finance 2003 Ltd., 5.50%, 05/21/33(a)(b)	325	336,112
CNOOC Finance 2011 Ltd., 5.75%, 01/26/41(a)(b)	1,000	1,053,951
CNOOC Finance 2012 Ltd., 5.00%, 05/02/42(b)	1,025	987,752
CNOOC Finance 2013 Ltd.
2.88%, 09/30/29(a)	685	650,295

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
3.30%, 09/30/49	$500	$363,566
4.25%, 05/09/43	1,200	1,053,123
CNOOC Finance 2014 ULC, 4.88%, 04/30/44	385	363,613
CNOOC Finance 2015 Australia Pty. Ltd., 4.20%, 05/05/45	330	284,531
CNOOC Finance 2015 USA LLC, 4.38%, 05/02/28	805	802,576
CNOOC Petroleum North America ULC
5.88%, 03/10/35	135	143,719
6.40%, 05/15/37	245	273,555
7.50%, 07/30/39	195	240,020
CNPC HK Overseas Capital Ltd., 5.95%, 04/28/41(b)	250	267,341
Conoco Funding Co., 7.25%, 10/15/31	300	328,491
ConocoPhillips
4.88%, 10/01/47	780	671,771
5.90%, 10/15/32(a)	1,218	1,273,729
5.90%, 05/15/38	672	694,767
6.50%, 02/01/39	2,730	2,958,434
ConocoPhillips Co.
3.76%, 03/15/42	1,678	1,322,935
3.80%, 03/15/52	1,762	1,247,911
4.03%, 03/15/62	3,619	2,526,667
4.30%, 11/15/44	1,667	1,366,554
4.70%, 01/15/30(a)	3,006	2,993,840
4.85%, 01/15/32(a)	1,465	1,458,832
5.00%, 01/15/35(a)	2,395	2,350,154
5.05%, 09/15/33	2,195	2,189,863
5.30%, 05/15/53(a)	1,950	1,744,578
5.50%, 01/15/55(a)	2,322	2,139,873
5.55%, 03/15/54	2,010	1,862,379
5.65%, 01/15/65	720	666,072
5.70%, 09/15/63	1,750	1,628,191
5.95%, 03/15/46	850	851,508
6.60%, 10/01/37	10	10,944
6.95%, 04/15/29(a)	1,233	1,299,511
Continental Resources, Inc./OK
2.88%, 04/01/32(b)	1,895	1,655,973
4.38%, 01/15/28	1,963	1,948,008
4.90%, 06/01/44	1,581	1,272,929
5.75%, 01/15/31(b)	3,113	3,152,509
Devon Energy Corp.
4.38%, 03/15/29(b)	1,467	1,449,293
4.50%, 01/15/30(a)	1,184	1,165,742
4.75%, 05/15/42	1,522	1,324,506
5.00%, 06/15/45	1,350	1,178,778
5.20%, 09/15/34(a)	2,420	2,385,538
5.25%, 10/15/27	3	2,999
5.40%, 02/15/35(b)	1,300	1,290,925
5.60%, 03/15/34(b)	980	992,474
5.60%, 07/15/41	2,435	2,332,787
5.75%, 09/15/54(a)	1,822	1,708,465
5.88%, 06/15/28(a)	533	532,028
5.90%, 02/15/55(a)(b)	1,645	1,569,145
7.88%, 09/30/31	1,084	1,216,840
7.95%, 04/15/32	1,080	1,224,167
Diamondback Energy, Inc.
3.13%, 03/24/31	2,281	2,104,014
3.50%, 12/01/29	1,818	1,741,818
5.15%, 01/30/30	1,750	1,761,971
5.40%, 04/18/34	2,495	2,490,720
Security	Par (000)	Value
Oil & Gas (continued)
5.55%, 04/01/35	$2,486	$2,500,514
5.75%, 04/18/54(a)	2,165	2,046,320
5.90%, 04/18/64(a)	2,010	1,905,278
6.25%, 03/15/33	1,760	1,846,206
6.25%, 03/15/53	1,405	1,417,164
Empresa Nacional del Petroleo
4.50%, 09/14/47(a)(b)	1,031	816,470
5.25%, 11/06/29(b)	971	973,916
5.95%, 07/30/34(b)	1,095	1,098,837
6.15%, 05/10/33(b)	1,185	1,207,878
Eni SpA
4.25%, 05/09/29(a)(b)	2,575	2,537,208
5.25%, 05/18/36(a)(b)	1,915	1,848,939
5.50%, 05/15/34(b)	1,894	1,897,279
5.70%, 10/01/40(a)(b)	1,045	997,430
5.75%, 05/19/35(b)	1,045	1,052,027
5.95%, 05/15/54(a)(b)	2,335	2,229,048
6.00%, 05/18/56(b)	2,270	2,167,131
Series X-R, 4.75%, 09/12/28(b)	2,070	2,070,156
Eni USA, Inc., 7.30%, 11/15/27	1,240	1,276,949
EOG Resources, Inc.
3.90%, 04/01/35	1,156	1,038,360
4.38%, 04/15/30	1,578	1,551,451
4.40%, 07/15/28	1,590	1,583,415
4.40%, 01/15/31	1,396	1,363,503
4.95%, 04/15/50	1,517	1,306,658
5.00%, 07/15/32	2,295	2,282,132
5.10%, 01/15/36(a)	548	529,275
5.35%, 01/15/36(a)	2,300	2,276,042
5.65%, 12/01/54(a)	1,750	1,646,911
5.95%, 07/15/55(a)	1,455	1,426,649
EQT Corp.
3.63%, 05/15/31(b)	1,070	996,219
3.90%, 10/01/27	324	321,165
4.50%, 01/15/29	775	767,393
4.75%, 01/15/31	1,745	1,714,641
5.00%, 01/15/29	1,269	1,269,922
5.70%, 04/01/28	981	994,246
5.75%, 02/01/34	1,315	1,326,065
7.00%, 02/01/30(a)	1,350	1,426,959
7.50%, 06/01/30	1,346	1,438,555
Equinor ASA
2.38%, 05/22/30	1,057	970,289
3.13%, 04/06/30	1,888	1,785,493
3.25%, 11/18/49	1,812	1,206,516
3.63%, 09/10/28	1,250	1,228,025
3.63%, 04/06/40	774	627,403
3.70%, 04/06/50(a)	1,957	1,426,798
3.95%, 05/15/43	1,242	1,003,979
4.25%, 06/02/28(a)	800	796,719
4.25%, 11/23/41	724	618,674
4.50%, 09/03/30(a)	300	297,225
4.75%, 11/14/35(a)	1,625	1,556,298
4.80%, 11/08/43	898	801,672
5.10%, 08/17/40	1,008	956,681
5.13%, 06/03/35(a)	1,025	1,017,872
6.50%, 12/01/28(b)	605	628,785
6.80%, 01/15/28(a)	375	385,982
7.15%, 01/15/29(a)	175	184,560
7.25%, 09/23/27	734	754,601
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
Expand Energy Corp.
4.75%, 02/01/32	$2,292	$2,218,411
5.38%, 02/01/29	1,255	1,255,226
5.38%, 03/15/30	2,942	2,952,229
5.70%, 01/15/35	1,460	1,454,792
Exxon Mobil Corp.
2.44%, 08/16/29(a)	2,529	2,386,162
2.61%, 10/15/30(a)	3,563	3,283,546
3.00%, 08/16/39	1,303	1,006,217
3.10%, 08/16/49	2,952	1,911,892
3.45%, 04/15/51(a)	5,001	3,429,474
3.48%, 03/19/30(a)	4,105	3,950,697
3.57%, 03/06/45	2,025	1,508,082
4.11%, 03/01/46	5,452	4,361,992
4.23%, 03/19/40(a)	3,791	3,325,763
4.33%, 03/19/50	5,441	4,351,398
GS Caltex Corp., 5.38%, 08/07/28(b)	55	55,412
Harbour Energy Finance 2 PLC
5.93%, 08/19/33(b)	1,385	1,379,127
6.33%, 04/01/35(b)	1,463	1,473,814
Helmerich & Payne, Inc.
2.90%, 09/29/31	1,097	976,458
4.65%, 12/01/27	715	713,504
4.85%, 12/01/29(a)	619	615,158
5.50%, 12/01/34	1,080	1,046,803
Hess Corp.
5.60%, 02/15/41	2,406	2,373,485
5.80%, 04/01/47(a)	1,048	1,031,715
6.00%, 01/15/40	1,589	1,638,262
7.13%, 03/15/33	1,419	1,570,450
7.30%, 08/15/31	1,498	1,645,701
7.88%, 10/01/29	1,276	1,389,208
HF Sinclair Corp.
4.50%, 10/01/30(a)	845	821,717
5.00%, 02/01/28	1,060	1,057,656
5.50%, 09/01/32(a)	920	917,863
5.75%, 01/15/31	1,290	1,312,230
6.25%, 01/15/35	1,328	1,361,503
Hunt Oil Co. of Peru LLC Sucursal Del Peru, 7.75%, 11/05/38(b)	1,035	1,110,079
KazMunayGas National Co. JSC
3.50%, 04/14/33(a)(b)	1,065	952,725
5.38%, 04/24/30(b)	2,160	2,173,550
5.75%, 04/19/47(a)(b)	1,771	1,607,221
6.38%, 10/24/48(a)(b)	2,336	2,256,293
Marathon Petroleum Corp.
3.80%, 04/01/28	819	807,790
4.50%, 04/01/48	799	630,307
4.75%, 09/15/44	1,482	1,255,552
5.00%, 09/15/54(a)	671	560,148
5.15%, 03/01/30(a)	2,591	2,607,446
5.70%, 03/01/35	1,700	1,716,526
5.85%, 12/15/45(a)	631	600,268
6.50%, 03/01/41	2,627	2,746,672
Motiva Enterprises LLC, 6.85%, 01/15/40(b)	1,411	1,488,894
Occidental Petroleum Corp.
4.40%, 04/15/46	1,020	821,301
4.63%, 06/15/45	650	529,970
5.38%, 01/01/32	1,830	1,846,927
5.55%, 10/01/34(a)	1,750	1,765,148
6.05%, 10/01/54(a)	1,435	1,405,823
Security	Par (000)	Value
Oil & Gas (continued)
6.13%, 01/01/31	$95	$97,791
6.20%, 03/15/40	1,240	1,259,299
6.45%, 09/15/36	3,080	3,248,864
6.60%, 03/15/46	2,152	2,230,047
6.63%, 09/01/30	2,368	2,483,970
7.50%, 05/01/31(a)	1,520	1,661,738
7.88%, 09/15/31	1,160	1,292,949
7.95%, 06/15/39	695	807,133
8.88%, 07/15/30	2,490	2,773,643
OQ SAOC, 5.13%, 05/06/28(b)	10	9,964
ORLEN SA, 6.00%, 01/30/35(b)	1,640	1,667,831
Ovintiv, Inc.
6.25%, 07/15/33	840	877,874
6.50%, 08/15/34	1,140	1,202,989
6.50%, 02/01/38	982	1,025,935
6.63%, 08/15/37	644	684,917
7.10%, 07/15/53(a)	703	762,633
7.20%, 11/01/31	1,011	1,092,012
7.38%, 11/01/31	1,040	1,134,110
8.13%, 09/15/30	953	1,048,364
Patterson-UTI Energy, Inc.
5.15%, 11/15/29(a)	975	973,885
6.05%, 05/15/36	205	203,609
7.15%, 10/01/33	800	855,061
Permian Resources Operating LLC
5.88%, 07/01/29(b)	95	95,107
6.25%, 02/01/33(b)	90	91,386
7.00%, 01/15/32(b)	400	413,274
Pertamina Hulu Energi PT, 5.25%, 05/21/30(b)	815	808,989
Pertamina Persero PT
2.30%, 02/09/31(b)	1,890	1,660,162
3.10%, 01/21/30(a)(b)	840	780,505
3.10%, 08/27/30(b)	1,395	1,282,488
3.65%, 07/30/29(a)(b)	1,355	1,297,575
4.15%, 02/25/60(a)(b)	1,490	1,034,596
4.18%, 01/21/50(b)	1,935	1,395,600
4.70%, 07/30/49(b)	1,327	1,042,843
5.63%, 05/20/43(b)	2,041	1,853,002
6.00%, 05/03/42(a)(b)	2,070	1,962,804
6.45%, 05/30/44(b)	2,672	2,633,447
6.50%, 05/27/41(b)	585	592,928
6.50%, 11/07/48(b)	1,410	1,386,292
Petronas Capital Ltd.
2.48%, 01/28/32(b)	2,010	1,768,304
3.40%, 04/28/61(b)	3,405	2,142,038
3.50%, 04/21/30(b)	4,563	4,353,678
4.50%, 03/18/45(a)(b)	2,840	2,391,141
4.55%, 04/21/50(b)	4,893	4,028,226
4.80%, 04/21/60(b)	1,712	1,425,262
4.95%, 01/03/31(b)	2,670	2,668,982
5.34%, 04/03/35(a)(b)	3,040	3,047,186
5.85%, 04/03/55(a)(b)	3,020	2,976,040
Petronas Energy Canada Ltd., 2.11%, 03/23/28(a)(b)	985	947,160
Phillips 66
2.15%, 12/15/30	1,925	1,732,119
3.15%, 12/15/29	962	914,522
3.30%, 03/15/52	1,908	1,210,642
3.75%, 03/01/28	823	814,367
3.90%, 03/15/28	1,583	1,569,196
4.65%, 11/15/34	1,576	1,503,800

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
4.68%, 02/15/45(a)	$1,080	$904,859
4.88%, 11/15/44	3,412	2,958,887
4.90%, 10/01/46	1,378	1,179,551
4.95%, 12/01/27	1,395	1,399,030
4.95%, 03/15/35(a)	1,410	1,373,664
5.25%, 06/15/31	3,415	3,467,247
5.30%, 06/30/33	2,355	2,358,616
5.50%, 03/15/55(a)	890	804,792
5.65%, 06/15/54(a)	850	787,709
5.88%, 05/01/42	2,675	2,656,736
Series A, 5.88%, 03/15/56, (5-year CMT + 2.28%)(d)	720	710,966
Series B, 6.20%, 03/15/56, (5-year CMT + 2.17%)(d)	1,645	1,624,749
Pioneer Natural Resources Co.
1.90%, 08/15/30	1,441	1,286,736
2.15%, 01/15/31	1,053	937,735
Pluspetrol Camisea SA/Pluspetrol Lote 56 SA, 6.24%, 07/03/36(a)(b)	410	422,337
PTT Treasury Center Co. Ltd.
3.70%, 07/16/70(b)	1,450	940,394
4.50%, 10/25/42(b)	80	68,003
PTTEP Treasury Center Co. Ltd.
2.99%, 01/15/30(a)(b)	490	458,561
3.90%, 12/06/59(b)	1,175	835,239
6.35%, 06/12/42(b)	275	287,193
Qatar Energy
2.25%, 07/12/31(b)	5,006	4,403,406
3.13%, 07/12/41(b)	6,165	4,484,145
3.30%, 07/12/51(a)(b)	8,317	5,395,521
QatarEnergy LNG S3, 5.84%, 09/30/27(b)	467	466,123
Reliance Industries Ltd.
2.88%, 01/12/32(a)(b)	3,130	2,788,438
3.63%, 01/12/52(a)(b)	3,440	2,352,291
3.67%, 11/30/27(b)	460	452,532
3.75%, 01/12/62(a)(b)	1,235	825,970
4.88%, 02/10/45(a)(b)	995	877,430
6.25%, 10/19/40(a)(b)	1,385	1,450,292
Repsol E&P Capital Markets U.S. LLC
4.81%, 09/16/28(b)	1,245	1,241,549
5.20%, 09/16/30(b)	1,603	1,602,104
5.98%, 09/16/35(b)	1,960	1,966,022
SA Global Sukuk Ltd.
2.69%, 06/17/31(b)	4,799	4,292,705
4.13%, 09/17/30(b)	3,000	2,883,787
4.25%, 10/02/29(b)	1,275	1,245,856
4.63%, 09/17/35(b)	3,050	2,873,361
4.75%, 10/02/34(a)(b)	2,450	2,346,177
Santos Finance Ltd.
3.65%, 04/29/31(b)	2,141	1,982,700
5.75%, 11/13/35(a)(b)	1,814	1,788,420
6.88%, 09/19/33(b)	1,487	1,584,269
Saudi Arabian Oil Co.
2.25%, 11/24/30(b)	2,938	2,606,838
3.25%, 11/24/50(b)	4,369	2,673,057
3.50%, 04/16/29(b)	4,061	3,917,681
3.50%, 11/24/70(b)	4,113	2,369,817
4.25%, 04/16/39(a)(b)	5,137	4,399,494
4.38%, 02/02/31(b)	3,000	2,900,567
4.38%, 04/16/49(b)	5,746	4,398,337
4.75%, 06/02/30(b)	1,725	1,707,725
Security	Par (000)	Value
Oil & Gas (continued)
5.00%, 02/02/36(a)(b)	$2,500	$2,403,480
5.25%, 07/17/34(b)	3,779	3,740,743
5.38%, 06/02/35(a)(b)	1,680	1,665,410
5.75%, 07/17/54(b)	3,829	3,461,255
5.88%, 07/17/64(a)(b)	3,995	3,576,851
6.00%, 02/02/56(b)	1,500	1,391,569
6.38%, 06/02/55(b)	4,231	4,137,591
Shell Finance U.S., Inc.
2.38%, 11/07/29	2,285	2,130,989
2.75%, 04/06/30	2,931	2,733,632
3.00%, 11/26/51	1,170	721,707
3.13%, 11/07/49	2,292	1,479,954
3.25%, 04/06/50(a)	2,800	1,852,888
3.75%, 09/12/46	2,074	1,544,830
3.88%, 11/13/28	2,235	2,201,758
4.00%, 05/10/46	3,174	2,457,474
4.13%, 11/06/30(a)	1,960	1,909,658
4.13%, 05/11/35	2,378	2,201,451
4.38%, 05/11/45(a)	4,666	3,836,710
4.55%, 08/12/43	2,079	1,775,124
4.75%, 01/06/36(a)	1,590	1,525,961
5.13%, 10/15/41	1,255	1,172,372
5.50%, 03/25/40	2,305	2,274,853
6.38%, 12/15/38	4,393	4,700,706
Shell International Finance BV
2.38%, 11/07/29	585	544,948
2.75%, 04/06/30	686	643,071
2.88%, 11/26/41	1,180	835,683
3.13%, 11/07/49(a)	430	272,488
3.25%, 04/06/50(a)	320	212,337
3.63%, 08/21/42	1,036	804,095
3.88%, 11/13/28(a)	585	577,914
4.00%, 05/10/46(a)	980	759,863
4.13%, 05/11/35(a)	840	777,802
4.38%, 05/11/45(a)	1,015	834,560
4.55%, 08/12/43(a)	620	528,956
6.38%, 12/15/38(a)	205	220,508
Sinopec Capital 2013 Ltd., 4.25%, 04/24/43(b)	290	251,152
Sinopec Group Overseas Development 2012 Ltd., 4.88%, 05/17/42(a)(b)	1,942	1,839,295
Sinopec Group Overseas Development 2013 Ltd., 5.38%, 10/17/43(b)	400	400,996
Sinopec Group Overseas Development 2015 Ltd., 4.10%, 04/28/45(b)	1,675	1,422,678
Sinopec Group Overseas Development 2016 Ltd., 4.25%, 05/03/46(b)	790	679,902
Sinopec Group Overseas Development 2017 Ltd.
3.25%, 09/13/27(a)(b)	1,670	1,649,438
4.00%, 09/13/47(b)	750	618,181
4.25%, 04/12/47(b)	310	265,901
Sinopec Group Overseas Development 2018 Ltd.
2.30%, 01/08/31(a)(b)	1,454	1,323,642
2.70%, 05/13/30(a)(b)	2,175	2,040,300
2.95%, 08/08/29(a)(b)	1,254	1,202,007
2.95%, 11/12/29(a)(b)	1,004	960,040
3.10%, 01/08/51(a)(b)	1,020	704,217
3.35%, 05/13/50(b)	1,314	955,251
3.44%, 11/12/49(a)(b)	665	492,758
3.68%, 08/08/49(b)	1,202	930,219
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
4.25%, 09/12/28(a)(b)	$890	$885,851
4.60%, 09/12/48(a)(b)	1,018	912,776
Suncor Energy, Inc.
3.75%, 03/04/51(a)	1,405	975,508
4.00%, 11/15/47	1,805	1,334,137
5.95%, 12/01/34	1,034	1,060,330
6.50%, 06/15/38	830	873,404
6.80%, 05/15/38(a)	979	1,054,919
6.85%, 06/01/39	1,606	1,736,415
7.00%, 11/15/28	572	595,116
7.15%, 02/01/32	1,232	1,338,536
Tengizchevroil Finance Co. International Ltd., 3.25%, 08/15/30(b)	660	614,299
Thaioil Treasury Center Co. Ltd.
2.50%, 06/18/30(b)	915	824,616
3.75%, 06/18/50(a)(b)	980	682,533
4.63%, 11/20/28(a)(b)	688	680,025
5.38%, 11/20/48(a)(b)	425	378,284
TotalEnergies Capital International SA
2.83%, 01/10/30	3,101	2,915,125
2.99%, 06/29/41	2,176	1,584,238
3.13%, 05/29/50(a)	4,170	2,683,311
3.39%, 06/29/60	1,456	904,860
3.46%, 02/19/29	3,334	3,244,004
3.46%, 07/12/49	2,225	1,525,203
TotalEnergies Capital SA
3.88%, 10/11/28	1,998	1,973,523
4.72%, 09/10/34	1,000	971,196
5.15%, 04/05/34	2,208	2,201,327
5.28%, 09/10/54	1,633	1,475,378
5.43%, 09/10/64(a)	3,285	2,951,832
5.49%, 04/05/54(a)	3,249	3,028,159
5.64%, 04/05/64	2,575	2,397,517
TotalEnergies Capital USA LLC
4.25%, 01/13/31(a)	880	855,883
4.57%, 01/13/33	320	309,471
4.86%, 01/13/36	980	942,775
Valero Energy Corp.
2.15%, 09/15/27(a)	889	868,250
2.80%, 12/01/31(a)	1,010	901,532
3.65%, 12/01/51	2,010	1,361,082
4.00%, 04/01/29(a)	882	863,284
4.00%, 06/01/52(a)	1,043	747,898
4.35%, 06/01/28	1,533	1,525,475
4.90%, 03/15/45(a)	658	572,524
5.15%, 02/15/30	1,690	1,700,552
5.15%, 03/10/36	1,145	1,106,893
6.63%, 06/15/37	2,656	2,864,863
7.50%, 04/15/32	1,884	2,099,234
Var Energi ASA
5.88%, 05/22/30(b)	1,225	1,248,018
6.50%, 05/22/35(b)	1,210	1,258,469
7.50%, 01/15/28(b)	2,080	2,145,543
8.00%, 11/15/32(b)	1,950	2,175,269
Viper Energy Partners LLC
4.90%, 08/01/30(a)	565	558,013
5.70%, 08/01/35	1,540	1,534,497
Woodside Finance Ltd.
3.70%, 03/15/28(b)	1,790	1,760,998
4.50%, 03/04/29(b)	3,241	3,204,294
4.90%, 05/19/28	570	570,926
Security	Par (000)	Value
Oil & Gas (continued)
5.10%, 09/12/34	$2,250	$2,179,422
5.40%, 05/19/30(a)	2,087	2,107,033
5.70%, 05/19/32	860	874,679
5.70%, 09/12/54	1,720	1,586,526
6.00%, 05/19/35	2,177	2,220,111
XTO Energy, Inc., 6.75%, 08/01/37	582	667,386
		699,583,593
Oil & Gas Services — 0.3%
Baker Hughes Holdings LLC, 5.13%, 09/15/40	2,150	2,006,389
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.
3.14%, 11/07/29	685	650,758
3.34%, 12/15/27(a)	2,344	2,310,244
4.05%, 03/11/29	1,120	1,100,824
4.08%, 12/15/47	2,310	1,773,153
4.35%, 06/15/31	2,980	2,887,438
4.49%, 05/01/30	1,012	996,607
4.65%, 06/15/33	1,960	1,885,964
5.00%, 06/15/36	3,580	3,438,350
5.85%, 06/15/56	4,100	3,916,931
Guara Norte SARL, 5.20%, 06/15/34(b)	341	329,380
Halliburton Co.
2.92%, 03/01/30	2,528	2,361,132
4.50%, 11/15/41	845	718,298
4.75%, 08/01/43	1,583	1,352,922
4.85%, 11/15/35(a)	1,756	1,666,039
5.00%, 11/15/45(a)	3,650	3,180,922
6.70%, 09/15/38	1,667	1,792,468
7.45%, 09/15/39	2,148	2,442,239
NOV, Inc.
3.60%, 12/01/29	1,413	1,354,117
3.95%, 12/01/42(a)	1,999	1,523,647
Schlumberger Holdings Corp.
2.65%, 06/26/30(b)	1,132	1,042,414
3.90%, 05/17/28(b)	2,922	2,885,413
4.30%, 05/01/29(a)(b)	1,789	1,769,385
4.50%, 05/15/28(b)	725	722,862
4.85%, 05/15/33(a)(b)	593	581,362
5.00%, 11/15/29(b)	1,045	1,049,285
5.00%, 06/01/34(b)	855	829,945
Schlumberger Investment SA
2.65%, 06/26/30	1,169	1,076,486
4.55%, 05/07/31	755	740,415
4.80%, 05/07/33	685	670,199
5.15%, 05/07/36	1,140	1,115,511
		50,171,099
Packaging & Containers — 0.3%
Amcor Finance USA, Inc.
4.50%, 05/15/28	990	985,064
5.63%, 05/26/33(a)	880	889,630
Amcor Flexibles North America, Inc.
2.63%, 06/19/30(a)	1,798	1,649,618
2.69%, 05/25/31	1,508	1,353,104
4.25%, 03/08/29	1,405	1,384,520
4.80%, 03/17/28	1,331	1,331,795
5.10%, 03/17/30(a)	665	666,557
5.13%, 03/12/36(a)	1,030	992,043
5.50%, 03/17/35(a)	1,781	1,772,072
Amcor Group Finance PLC, 5.45%, 05/23/29	1,435	1,454,021

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Packaging & Containers (continued)
AptarGroup, Inc.
3.60%, 03/15/32	$360	$332,642
4.75%, 03/30/31	1,057	1,036,994
Berry Global, Inc.
5.50%, 04/15/28	800	809,015
5.65%, 01/15/34	1,276	1,283,775
5.80%, 06/15/31	1,355	1,390,542
CCL Industries, Inc., 3.05%, 06/01/30(b)	1,345	1,247,460
Packaging Corp. of America
3.00%, 12/15/29	953	898,335
3.05%, 10/01/51	1,555	959,639
3.40%, 12/15/27(a)	1,116	1,098,912
4.05%, 12/15/49	769	575,016
5.20%, 08/15/35(a)	840	822,327
5.70%, 12/01/33(a)	1,105	1,127,839
Smurfit Kappa Treasury ULC
5.20%, 01/15/30	1,825	1,833,733
5.44%, 04/03/34(a)	1,755	1,749,825
5.78%, 04/03/54(a)	1,746	1,665,650
Smurfit Westrock Financing DAC
5.19%, 01/15/36	1,615	1,566,575
5.42%, 01/15/35	1,589	1,574,453
Sonoco Products Co.
2.85%, 02/01/32	1,220	1,082,444
3.13%, 05/01/30	1,460	1,359,209
4.60%, 09/01/29	1,400	1,382,269
5.00%, 09/01/34(a)	1,080	1,039,359
5.75%, 11/01/40(a)	530	519,463
Stora Enso OYJ, 7.25%, 04/15/36(a)(b)	640	704,011
WestRock MWV LLC
7.95%, 02/15/31	550	608,186
8.20%, 01/15/30(a)	1,585	1,736,260
WRKCo, Inc.
3.00%, 06/15/33(a)	1,052	914,680
3.90%, 06/01/28(a)	1,280	1,259,577
4.00%, 03/15/28(a)	1,058	1,045,690
4.20%, 06/01/32	845	801,217
4.90%, 03/15/29	774	773,957
		45,677,478
Pharmaceuticals — 4.4%
AbbVie, Inc.
3.20%, 11/21/29	10,943	10,424,893
3.78%, 03/03/28	1,820	1,798,108
4.05%, 11/21/39	7,146	6,091,627
4.13%, 03/15/31	1,980	1,913,916
4.25%, 11/14/28	3,337	3,309,260
4.25%, 11/21/49(a)	11,135	8,676,801
4.30%, 05/14/36	1,903	1,747,401
4.40%, 03/15/33	2,765	2,650,413
4.40%, 11/06/42	5,204	4,429,503
4.45%, 05/14/46	4,171	3,440,081
4.50%, 08/18/28	2,035	2,029,949
4.50%, 05/14/35	5,625	5,293,550
4.55%, 03/15/35	3,453	3,265,484
4.63%, 10/01/42	1,150	1,003,662
4.65%, 03/15/28	1,446	1,447,263
4.65%, 03/15/30	3,645	3,621,554
4.70%, 05/14/45	5,307	4,562,119
4.75%, 03/15/36(a)	2,160	2,058,463
4.75%, 03/15/45	1,768	1,533,359
4.80%, 03/15/29	4,840	4,846,818
Security	Par (000)	Value
Pharmaceuticals (continued)
4.85%, 06/15/44	$2,117	$1,866,254
4.88%, 03/15/30	2,270	2,271,359
4.88%, 09/15/31	1,885	1,871,707
4.88%, 11/14/48	3,510	3,025,097
4.95%, 03/15/31	3,930	3,932,795
5.05%, 09/15/33	3,435	3,402,874
5.05%, 03/15/34	4,735	4,684,039
5.20%, 03/15/35	1,510	1,495,740
5.30%, 09/15/36	2,075	2,052,225
5.35%, 03/15/44(a)	1,810	1,706,884
5.40%, 03/15/54	5,875	5,377,835
5.45%, 09/15/38	785	774,910
5.50%, 03/15/64	2,060	1,872,314
5.55%, 03/15/56	2,010	1,879,263
5.60%, 03/15/55	1,895	1,783,966
5.65%, 03/15/66	2,105	1,960,810
6.00%, 09/15/56	780	775,108
6.10%, 09/15/66	855	849,449
Astrazeneca Finance LLC
1.75%, 05/28/28(a)	2,348	2,239,856
2.25%, 05/28/31	1,270	1,126,076
4.00%, 03/02/31	1,885	1,814,734
4.30%, 03/02/33	920	879,547
4.60%, 03/02/36	1,840	1,739,132
4.85%, 02/26/29(a)	2,455	2,468,148
4.88%, 03/03/28	2,135	2,146,159
4.88%, 03/03/33(a)	820	811,967
4.90%, 03/03/30	1,000	1,002,598
4.90%, 02/26/31	2,033	2,032,845
5.00%, 02/26/34	2,010	1,987,440
AstraZeneca PLC
1.38%, 08/06/30	2,464	2,161,600
2.13%, 08/06/50	941	493,993
3.00%, 05/28/51(a)	1,430	900,194
4.00%, 01/17/29	1,424	1,406,853
4.00%, 09/18/42	1,890	1,543,209
4.38%, 11/16/45	1,994	1,658,478
4.38%, 08/17/48	1,432	1,170,978
6.45%, 09/15/37	5,210	5,621,991
Bayer Corp., 6.65%, 02/15/28(b)	1,289	1,320,384
Bayer U.S. Finance II LLC
3.95%, 04/15/45(a)(b)	798	575,859
4.20%, 07/15/34(b)	1,549	1,402,239
4.38%, 12/15/28(b)	6,715	6,625,768
4.40%, 07/15/44(b)	1,769	1,379,139
4.63%, 06/25/38(a)(b)	2,250	1,981,924
4.65%, 11/15/43(a)(b)	700	556,667
4.70%, 07/15/64(b)	2,210	1,619,419
4.88%, 06/25/48(a)(b)	3,865	3,117,403
5.50%, 07/30/35(b)	898	872,883
Bayer U.S. Finance LLC
5.13%, 07/20/31(b)	1,775	1,760,337
5.38%, 07/20/33(b)	1,325	1,308,733
5.63%, 07/20/36(b)	1,770	1,735,347
6.25%, 01/21/29(a)(b)	2,135	2,194,274
6.25%, 07/20/46(b)	1,235	1,195,664
6.38%, 11/21/30(b)	2,475	2,576,557
6.38%, 07/20/56(b)	1,430	1,387,557
6.50%, 11/21/33(b)	2,932	3,078,335
6.88%, 11/21/53(a)(b)	1,345	1,396,111
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
Becton Dickinson & Co.
1.96%, 02/11/31	$1,881	$1,648,384
2.82%, 05/20/30	1,370	1,268,663
3.79%, 05/20/50(a)	1,320	912,739
4.30%, 08/22/32(a)	1,364	1,302,591
4.67%, 06/06/47	20	16,785
4.69%, 02/13/28	1,475	1,474,186
4.87%, 02/08/29	1,366	1,366,928
5.11%, 02/08/34	1,693	1,664,767
Bristol-Myers Squibb Co.
1.13%, 11/13/27(a)	1,663	1,601,422
1.45%, 11/13/30	1,911	1,667,989
2.35%, 11/13/40	1,818	1,228,846
2.55%, 11/13/50	2,841	1,586,020
2.95%, 03/15/32	2,610	2,353,632
3.25%, 08/01/42	821	601,418
3.40%, 07/26/29	3,676	3,548,622
3.45%, 11/15/27	1,275	1,261,124
3.55%, 03/15/42	2,985	2,292,476
3.70%, 03/15/52	4,007	2,792,234
3.90%, 02/20/28	280	277,828
3.90%, 03/15/62	2,079	1,418,573
4.13%, 06/15/39	4,045	3,500,536
4.25%, 10/26/49	7,322	5,678,092
4.35%, 11/15/47	2,339	1,871,536
4.50%, 03/01/44	710	597,981
4.55%, 02/20/48	2,268	1,861,943
4.63%, 05/15/44	1,620	1,383,318
4.90%, 02/22/29	785	790,891
5.00%, 08/15/45	1,344	1,194,331
5.10%, 02/22/31	2,440	2,456,170
5.20%, 02/22/34(a)	4,065	4,064,963
5.50%, 02/22/44(a)	1,438	1,378,260
5.55%, 02/22/54	5,165	4,796,171
5.65%, 02/22/64(a)	495	467,138
5.75%, 02/01/31(a)	2,170	2,239,777
5.88%, 11/15/36	622	633,640
5.90%, 11/15/33	1,767	1,841,135
6.25%, 11/15/53(a)	710	729,180
6.40%, 11/15/63(a)	525	551,132
Cardinal Health, Inc.
4.37%, 06/15/47	897	708,505
4.50%, 09/15/30	1,438	1,410,711
4.50%, 11/15/44	712	581,486
4.60%, 03/15/43(a)	679	572,765
4.90%, 09/15/45	859	738,351
5.00%, 11/15/29	1,336	1,338,226
5.13%, 02/15/29(a)	1,780	1,793,036
5.15%, 09/15/35(a)	1,090	1,061,429
5.35%, 11/15/34	1,575	1,558,351
5.45%, 02/15/34(a)	981	981,830
5.75%, 11/15/54	1,170	1,109,641
Cencora, Inc.
2.70%, 03/15/31	2,276	2,057,121
2.80%, 05/15/30	894	827,157
3.45%, 12/15/27	1,153	1,136,590
3.95%, 02/13/29	930	911,460
4.25%, 11/15/30(a)	750	727,018
4.25%, 03/01/45	890	713,331
4.30%, 12/15/47(a)	877	693,253
4.60%, 02/13/33(a)	1,120	1,081,181
Security	Par (000)	Value
Pharmaceuticals (continued)
4.63%, 12/15/27	$1,110	$1,110,280
4.85%, 12/15/29	1,290	1,288,116
4.90%, 02/13/36	1,275	1,215,933
5.13%, 02/15/34	960	944,286
5.15%, 02/15/35	765	749,739
5.65%, 02/13/56(a)	1,133	1,069,862
CVS Health Corp.
1.75%, 08/21/30	2,630	2,315,994
1.88%, 02/28/31	2,418	2,102,306
2.13%, 09/15/31(a)	2,098	1,814,602
2.70%, 08/21/40	870	596,361
3.25%, 08/15/29(a)	3,394	3,242,943
3.75%, 04/01/30	2,644	2,533,882
4.13%, 04/01/40	1,386	1,143,336
4.25%, 04/01/50	565	423,136
4.30%, 03/25/28	9,971	9,901,632
4.78%, 03/25/38	9,796	8,900,841
4.88%, 07/20/35(a)	1,793	1,697,545
5.00%, 01/30/29(a)	2,410	2,420,704
5.00%, 09/15/32(a)	1,585	1,563,270
5.05%, 03/25/48	14,163	11,986,421
5.13%, 02/21/30	2,710	2,719,196
5.13%, 07/20/45	6,648	5,771,920
5.25%, 01/30/31	1,605	1,613,757
5.25%, 02/21/33	3,385	3,371,802
5.30%, 06/01/33	2,875	2,856,638
5.30%, 12/05/43	1,900	1,713,066
5.40%, 06/01/29	1,920	1,945,996
5.45%, 09/15/35	2,630	2,594,741
5.55%, 06/01/31	1,971	2,002,829
5.63%, 02/21/53	2,294	2,064,239
5.70%, 06/01/34	3,187	3,224,431
5.88%, 06/01/53(a)	3,170	2,943,087
6.00%, 06/01/44	2,275	2,200,149
6.00%, 06/01/63	1,504	1,396,261
6.05%, 06/01/54(a)	2,230	2,130,761
6.13%, 09/15/39	995	1,000,094
6.20%, 09/15/55(a)	2,810	2,735,900
6.25%, 09/15/65	1,398	1,347,541
Eli Lilly & Co.
2.25%, 05/15/50	1,931	1,047,018
2.50%, 09/15/60	952	485,572
3.38%, 03/15/29	1,738	1,687,848
3.70%, 03/01/45	885	672,727
3.95%, 05/15/47	886	682,152
3.95%, 03/15/49	2,195	1,672,972
4.00%, 10/15/28	2,210	2,187,574
4.15%, 05/20/29	1,020	1,009,116
4.15%, 03/15/59	1,406	1,041,536
4.20%, 08/14/29(a)	2,165	2,141,705
4.25%, 03/15/31	1,664	1,626,719
4.38%, 05/20/31	2,715	2,657,699
4.50%, 02/09/29	1,880	1,879,069
4.55%, 02/12/28(a)	1,760	1,763,131
4.55%, 10/15/32	2,016	1,973,837
4.60%, 08/14/34	2,565	2,476,855
4.65%, 05/20/33	1,610	1,573,110
4.70%, 02/27/33	2,015	1,985,717
4.70%, 02/09/34	2,467	2,407,345
4.75%, 02/12/30	2,670	2,673,610
4.85%, 05/20/36	3,885	3,750,000

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
4.88%, 02/27/53(a)	$3,312	$2,846,031
4.90%, 02/12/32	1,440	1,441,683
4.90%, 10/15/35	2,405	2,348,130
4.95%, 02/27/63	2,280	1,921,475
5.00%, 02/09/54	2,885	2,529,422
5.05%, 08/14/54(a)	2,766	2,439,488
5.10%, 02/12/35	2,290	2,279,438
5.10%, 02/09/64	3,300	2,851,190
5.20%, 08/14/64	1,714	1,504,676
5.50%, 02/12/55	2,290	2,156,794
5.55%, 03/15/37(a)	1,180	1,222,973
5.55%, 10/15/55(a)	1,700	1,611,866
5.60%, 05/20/56	2,285	2,180,287
5.60%, 02/12/65	1,790	1,675,419
5.65%, 10/15/65	2,166	2,043,418
5.70%, 05/20/66	1,000	953,171
5.95%, 11/15/37(a)	610	649,152
EMD Finance LLC
4.13%, 08/15/28(b)	1,781	1,760,643
4.38%, 10/15/30(b)	2,605	2,538,417
4.63%, 10/15/32(b)	2,140	2,070,200
5.00%, 10/15/35(b)	2,020	1,939,794
GlaxoSmithKline Capital PLC, 3.38%, 06/01/29(a)	1,814	1,756,848
GlaxoSmithKline Capital, Inc.
3.88%, 05/15/28	3,295	3,262,505
4.20%, 03/18/43	975	808,970
4.50%, 04/15/30	1,763	1,746,715
4.88%, 04/15/35	1,657	1,603,510
5.38%, 04/15/34	1,035	1,046,440
6.38%, 05/15/38	5,233	5,576,959
Johnson & Johnson
0.95%, 09/01/27	2,481	2,402,199
1.30%, 09/01/30	3,431	3,018,914
2.10%, 09/01/40	1,805	1,217,563
2.25%, 09/01/50(a)	1,460	808,402
2.45%, 09/01/60	2,018	1,038,916
2.90%, 01/15/28	2,830	2,775,866
3.40%, 01/15/38(a)	2,121	1,795,680
3.50%, 01/15/48	1,542	1,117,561
3.55%, 03/01/36	1,793	1,587,632
3.63%, 03/03/37	3,032	2,651,728
3.70%, 03/01/46	3,981	3,058,184
3.75%, 03/03/47	1,926	1,469,867
4.38%, 12/05/33	1,707	1,662,852
4.50%, 09/01/40	1,135	1,038,896
4.50%, 12/05/43	1,155	1,036,510
4.55%, 03/01/28	1,625	1,629,632
4.70%, 03/01/30	1,710	1,715,178
4.80%, 06/01/29	2,505	2,527,459
4.85%, 03/01/32	2,909	2,927,273
4.85%, 05/15/41(a)	457	432,672
4.90%, 06/01/31(a)	2,465	2,490,547
4.95%, 05/15/33(a)	795	806,260
4.95%, 06/01/34(a)	1,490	1,502,350
5.00%, 03/01/35	2,064	2,065,604
5.25%, 06/01/54(a)	1,740	1,656,967
5.85%, 07/15/38	1,481	1,566,521
5.95%, 08/15/37	1,932	2,061,902
6.95%, 09/01/29(a)	1,325	1,419,478
Security	Par (000)	Value
Pharmaceuticals (continued)
McKesson Corp.
3.95%, 02/16/28	$720	$714,112
4.25%, 09/15/29	1,045	1,028,822
4.65%, 05/30/30	1,665	1,651,393
4.88%, 03/15/44	542	473,239
4.90%, 07/15/28(a)	904	908,245
4.95%, 05/30/32(a)	1,540	1,529,295
5.10%, 07/15/33	1,075	1,072,823
5.25%, 05/30/35	1,319	1,308,199
Merck & Co., Inc.
1.45%, 06/24/30	2,644	2,337,653
1.90%, 12/10/28(a)	1,682	1,586,266
2.15%, 12/10/31	4,160	3,626,676
2.35%, 06/24/40	2,154	1,487,021
2.45%, 06/24/50(a)	2,307	1,283,090
2.75%, 12/10/51(a)	4,182	2,433,204
2.90%, 12/10/61	3,175	1,731,440
3.40%, 03/07/29	3,358	3,262,306
3.60%, 09/15/42(a)	1,342	1,036,142
3.70%, 02/10/45	4,441	3,347,084
3.85%, 09/15/27	800	796,929
3.85%, 03/15/29	1,460	1,434,988
3.90%, 03/07/39	1,791	1,523,051
4.00%, 03/07/49	2,772	2,093,433
4.05%, 05/17/28	715	710,442
4.15%, 09/15/30	1,950	1,902,872
4.15%, 03/15/31	1,955	1,896,774
4.15%, 05/18/43(a)	1,989	1,633,151
4.30%, 05/22/28(a)	2,350	2,343,903
4.30%, 05/17/30	1,420	1,396,772
4.45%, 12/04/32	775	751,082
4.50%, 05/17/33(a)	2,665	2,591,303
4.55%, 09/15/32	1,915	1,873,521
4.65%, 05/22/31(a)	1,060	1,049,303
4.75%, 12/04/35	2,530	2,415,489
4.90%, 05/17/44	1,510	1,344,082
4.95%, 05/22/33	2,375	2,352,705
4.95%, 09/15/35	2,645	2,579,247
5.00%, 05/17/53	3,255	2,814,710
5.15%, 05/17/63	2,210	1,907,259
5.20%, 05/22/36	2,700	2,664,399
5.50%, 03/15/46	1,665	1,581,579
5.55%, 12/04/55	2,655	2,482,100
5.70%, 09/15/55	2,345	2,243,923
5.70%, 12/04/65	1,725	1,625,516
5.75%, 05/22/46	1,030	1,006,710
5.85%, 05/22/56	1,140	1,111,857
6.50%, 12/01/33	1,755	1,898,533
6.55%, 09/15/37	1,035	1,138,724
Merck Sharp & Dohme Corp.
5.75%, 11/15/36	1,173	1,225,536
5.85%, 06/30/39	740	755,845
5.95%, 12/01/28	825	848,827
6.40%, 03/01/28(a)	1,430	1,468,380
Mylan, Inc.
4.55%, 04/15/28	1,209	1,199,723
5.20%, 04/15/48	1,133	915,372
5.40%, 11/29/43	746	635,358
Novartis Capital Corp.
2.20%, 08/14/30	3,539	3,209,439
2.75%, 08/14/50(a)	3,186	1,922,808
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
3.70%, 09/21/42	$1,337	$1,060,956
3.80%, 09/18/29	2,185	2,132,820
3.90%, 11/05/28	1,325	1,307,845
4.00%, 09/18/31	2,110	2,034,922
4.00%, 11/20/45	1,873	1,484,282
4.10%, 03/16/29(a)	1,950	1,926,396
4.10%, 11/05/30	2,675	2,598,337
4.20%, 09/18/34	1,430	1,347,578
4.30%, 11/05/32	1,530	1,475,849
4.40%, 03/18/31(a)	2,845	2,788,921
4.40%, 05/06/44	2,722	2,302,520
4.60%, 03/18/33	3,243	3,159,230
4.60%, 11/05/35	1,015	968,877
4.70%, 09/18/54	1,386	1,161,290
4.90%, 03/18/36	3,160	3,060,710
5.20%, 11/05/45	2,168	2,006,358
5.30%, 11/05/55(a)	725	667,995
5.60%, 03/18/46(a)	1,290	1,253,235
5.70%, 03/18/56	4,944	4,797,424
Pfizer Investment Enterprises Pte. Ltd.
4.45%, 05/19/28	7,290	7,272,201
4.65%, 05/19/30	5,816	5,771,622
4.75%, 05/19/33	9,492	9,256,109
5.11%, 05/19/43	5,915	5,407,957
5.30%, 05/19/53	11,175	9,993,013
5.34%, 05/19/63	7,889	6,887,117
Pfizer, Inc.
1.70%, 05/28/30	2,520	2,248,232
1.75%, 08/18/31(a)	1,938	1,671,148
2.55%, 05/28/40	2,286	1,602,742
2.63%, 04/01/30	3,123	2,894,863
2.70%, 05/28/50(a)	1,774	1,046,387
3.45%, 03/15/29	4,033	3,922,577
3.60%, 09/15/28(a)	2,008	1,972,732
3.88%, 11/15/27	640	636,073
3.90%, 03/15/39(a)	1,732	1,467,158
4.00%, 12/15/36(a)	1,914	1,713,612
4.00%, 03/15/49	2,340	1,759,108
4.10%, 09/15/38(a)	1,333	1,169,615
4.13%, 12/15/46	2,464	1,936,168
4.20%, 11/15/30	1,255	1,225,093
4.20%, 09/15/48	2,366	1,842,681
4.30%, 06/15/43	1,238	1,027,191
4.40%, 05/15/44	1,683	1,416,619
4.50%, 11/15/32	2,365	2,293,927
4.88%, 11/15/35	3,205	3,091,370
5.60%, 09/15/40(a)	1,051	1,041,421
5.60%, 11/15/55(a)	949	901,467
5.70%, 11/15/65	1,121	1,043,728
7.20%, 03/15/39	4,825	5,482,670
Sanofi SA
3.63%, 06/19/28(a)	1,961	1,932,782
3.75%, 11/03/27	727	721,290
3.80%, 11/03/28	1,245	1,224,550
4.20%, 11/03/32	1,075	1,035,500
Takeda Pharmaceutical Co. Ltd.
2.05%, 03/31/30	5,715	5,160,698
3.03%, 07/09/40	2,865	2,094,204
3.18%, 07/09/50	3,659	2,323,275
3.38%, 07/09/60	1,536	938,946
5.00%, 11/26/28	3,703	3,714,088
Security	Par (000)	Value
Pharmaceuticals (continued)
5.30%, 07/05/34	$2,840	$2,814,923
5.65%, 07/05/44	1,690	1,617,659
5.65%, 07/05/54	1,140	1,065,005
5.80%, 07/05/64(a)	1,134	1,069,135
Takeda U.S. Financing, Inc.
5.20%, 07/07/35	2,402	2,344,851
5.90%, 07/07/55(a)	1,475	1,424,683
Teva Pharmaceutical Finance Co. LLC, 6.15%, 02/01/36(a)	20	20,500
Teva Pharmaceutical Finance Netherlands III BV
4.10%, 10/01/46	20	14,740
6.00%, 12/01/32	45	46,041
8.13%, 09/15/31	490	548,083
Utah Acquisition Sub, Inc., 5.25%, 06/15/46	1,336	1,098,158
Viatris, Inc.
2.70%, 06/22/30	1,798	1,635,042
3.85%, 06/22/40	2,316	1,771,813
4.00%, 06/22/50	2,893	1,937,012
Wyeth LLC
5.95%, 04/01/37	3,579	3,689,822
6.00%, 02/15/36	1,160	1,206,093
6.50%, 02/01/34(a)	1,283	1,375,231
Zoetis, Inc.
2.00%, 05/15/30	1,479	1,330,715
3.00%, 09/12/27	939	926,272
3.00%, 05/15/50(a)	870	537,654
3.90%, 08/20/28	1,859	1,831,145
3.95%, 09/12/47	472	353,648
4.15%, 08/17/28	1,463	1,448,537
4.45%, 08/20/48	1,254	1,006,777
4.70%, 02/01/43	2,202	1,898,256
5.00%, 08/17/35(a)	1,600	1,545,368
5.60%, 11/16/32(a)	1,740	1,775,234
		790,807,781
Pipelines — 3.7%
Abu Dhabi Crude Oil Pipeline LLC
3.65%, 11/02/29(b)	785	751,426
4.60%, 11/02/47(b)	4,145	3,577,195
Boardwalk Pipelines LP
3.40%, 02/15/31	1,353	1,252,904
3.60%, 09/01/32(a)	826	755,494
4.80%, 05/03/29	802	799,506
5.38%, 02/15/36(a)	1,085	1,054,236
5.63%, 08/01/34(a)	1,030	1,032,465
Cameron LNG LLC
2.90%, 07/15/31(a)(b)	1,890	1,708,742
3.30%, 01/15/35(b)	1,220	1,044,185
3.40%, 01/15/38(b)	1,410	1,211,320
3.70%, 01/15/39(b)	1,820	1,502,191
Cheniere Corpus Christi Holdings LLC
2.74%, 12/31/39	1,040	874,409
3.70%, 11/15/29	2,222	2,140,934
Cheniere Energy Partners LP
3.25%, 01/31/32	2,193	1,986,382
4.00%, 03/01/31	3,290	3,137,684
4.50%, 10/01/29	6,893	6,811,475
5.35%, 11/30/36(b)	525	510,573
5.55%, 10/30/35	1,275	1,269,764
5.75%, 08/15/34	2,495	2,529,035
5.95%, 06/30/33	2,543	2,616,802

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
6.05%, 11/30/56(a)(b)	$210	$202,868
Cheniere Energy, Inc.
4.63%, 10/15/28	2,850	2,834,404
5.20%, 07/30/36(b)	1,335	1,286,964
5.65%, 04/15/34	2,390	2,411,021
6.00%, 07/30/56(b)	1,443	1,391,755
Colonial Enterprises, Inc.
3.25%, 05/15/30(b)	1,320	1,226,735
5.63%, 11/15/35(a)(b)	520	508,488
Colonial Pipeline Co.
4.20%, 04/15/43(b)	570	437,633
4.25%, 04/15/48(a)(b)	1,320	969,721
6.38%, 08/01/37(b)	230	228,363
7.63%, 04/15/32(a)(b)	959	1,036,717
Columbia Pipeline Group, Inc., 5.80%, 06/01/45	962	918,418
Columbia Pipelines Holding Co. LLC
5.00%, 11/17/32(b)	310	301,746
5.10%, 10/01/31(b)	950	939,003
5.68%, 01/15/34(a)(b)	960	964,735
6.04%, 08/15/28(b)	2,573	2,626,008
Columbia Pipelines Operating Co. LLC
5.44%, 02/15/35(b)	665	658,376
5.51%, 05/15/36(b)	445	437,484
5.70%, 10/01/54(b)	855	786,066
5.93%, 08/15/30(a)(b)	1,581	1,626,463
5.96%, 02/15/55(a)(b)	880	839,726
6.04%, 11/15/33(b)	3,457	3,568,923
6.50%, 08/15/43(b)	1,255	1,292,440
6.54%, 11/15/53(a)(b)	2,410	2,472,483
6.71%, 08/15/63(a)(b)	1,010	1,050,771
DCP Midstream Operating LP
3.25%, 02/15/32	671	614,184
5.13%, 05/15/29	1,487	1,494,644
5.60%, 04/01/44	965	913,097
6.45%, 11/03/36(a)(b)	595	631,846
6.75%, 09/15/37(b)	890	963,934
8.13%, 08/16/30	857	953,680
DT Midstream, Inc.
4.13%, 06/15/29(b)	1,696	1,656,283
4.30%, 04/15/32(b)	1,117	1,052,284
4.38%, 06/15/31(b)	1,255	1,199,498
5.80%, 12/15/34(b)	1,290	1,291,398
Eastern Energy Gas Holdings LLC
5.65%, 10/15/54	1,540	1,403,766
5.80%, 01/15/35(a)	675	685,201
6.20%, 01/15/55(a)	530	521,642
Eastern Gas Transmission & Storage, Inc.
3.00%, 11/15/29	1,240	1,168,057
3.90%, 11/15/49(a)	501	353,489
4.60%, 12/15/44	859	713,451
4.80%, 11/01/43	662	570,119
EIG Pearl Holdings SARL
3.55%, 08/31/36(a)(b)	1,442	1,283,843
4.39%, 11/30/46(b)	2,845	2,213,599
El Paso Natural Gas Co. LLC
3.50%, 02/15/32(b)	420	384,626
8.38%, 06/15/32	660	751,371
Enbridge Energy Partners LP
5.50%, 09/15/40	1,243	1,184,588
7.38%, 10/15/45	467	520,951
Security	Par (000)	Value
Pipelines (continued)
Series B, 7.50%, 04/15/38	$687	$777,450
Enbridge, Inc.
2.50%, 08/01/33(a)	1,825	1,531,143
3.13%, 11/15/29	1,746	1,654,369
3.40%, 08/01/51(a)	1,840	1,193,422
4.00%, 11/15/49	1,125	821,135
4.20%, 11/20/28	1,105	1,092,076
4.50%, 02/15/31	980	955,180
4.50%, 06/10/44	996	825,234
4.60%, 06/20/28	1,150	1,147,316
4.85%, 03/27/31(a)	1,625	1,605,945
4.90%, 06/20/30	1,145	1,141,154
5.20%, 11/20/35	1,115	1,081,964
5.30%, 04/05/29	1,655	1,672,007
5.45%, 03/27/36	2,280	2,249,704
5.50%, 12/01/46	1,278	1,187,578
5.55%, 06/20/35	1,995	1,986,569
5.63%, 04/05/34	2,389	2,412,582
5.70%, 03/08/33	5,180	5,275,140
5.95%, 04/05/54(a)	2,525	2,428,186
6.00%, 11/15/28(a)	1,480	1,516,365
6.20%, 11/15/30	1,820	1,892,311
6.25%, 03/01/78, (3-mo. CME Term SOFR + 3.90%)(d)	1,831	1,832,864
6.70%, 11/15/53(a)	2,785	2,932,152
7.20%, 06/27/54, (5-year CMT + 2.97%)(d)	1,244	1,302,903
7.38%, 03/15/55, (5-year CMT + 3.12%)(d)	355	369,751
7.38%, 01/15/83, (5-year CMT + 3.71%)(d)	1,479	1,503,232
7.63%, 01/15/83, (5-year CMT + 4.42%)(a)(d)	860	925,322
8.25%, 01/15/84, (5-year CMT + 3.79%)(d)	1,275	1,343,687
8.50%, 01/15/84, (5-year CMT + 4.43%)(a)(d)	2,345	2,644,785
Series 20-A, 5.75%, 07/15/80, (5-year CMT + 5.31%)(d)	2,058	2,050,781
Energy Transfer LP
3.75%, 05/15/30	2,895	2,765,136
4.00%, 10/01/27	397	394,301
4.15%, 09/15/29	1,868	1,827,049
4.55%, 01/15/31	1,289	1,259,995
4.90%, 03/15/35	1,923	1,824,732
4.95%, 05/15/28	1,654	1,658,138
4.95%, 06/15/28	2,218	2,224,037
4.95%, 01/15/43(a)	784	677,221
5.00%, 05/15/44	1,360	1,160,013
5.00%, 05/15/50	4,240	3,473,165
5.15%, 02/01/43(a)	746	654,378
5.15%, 03/15/45	2,117	1,832,792
5.20%, 04/01/30	880	885,328
5.25%, 04/15/29(a)	3,055	3,081,675
5.25%, 07/01/29	1,195	1,206,647
5.30%, 04/01/44	1,568	1,392,549
5.30%, 04/15/47	1,283	1,119,761
5.35%, 01/15/36	825	804,926
5.35%, 05/15/45	1,703	1,506,394
5.40%, 10/01/47	3,316	2,914,732
5.55%, 02/15/28(a)	2,108	2,130,549
5.55%, 05/15/34	1,970	1,969,521
5.60%, 09/01/34	2,503	2,502,482
5.70%, 04/01/35	2,934	2,947,144
5.75%, 02/15/33(a)	3,460	3,531,096
5.95%, 10/01/43	1,242	1,192,448
5.95%, 05/15/54	3,700	3,430,993
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
6.00%, 02/01/29(b)	$1,525	$1,532,840
6.00%, 06/15/48	2,035	1,917,529
6.05%, 06/01/41	1,032	1,016,502
6.05%, 09/01/54	2,660	2,500,311
6.10%, 12/01/28	890	913,626
6.10%, 02/15/42(a)	747	735,165
6.13%, 12/15/45	2,067	1,991,776
6.20%, 04/01/55	2,234	2,141,114
6.25%, 04/15/49	3,806	3,688,152
6.30%, 01/15/56	1,080	1,052,770
6.40%, 12/01/30	2,063	2,161,153
6.50%, 02/01/42	1,737	1,789,243
6.55%, 12/01/33	2,967	3,150,803
6.63%, 10/15/36	1,190	1,259,444
6.85%, 02/15/40	601	634,784
7.38%, 02/01/31(a)(b)	1,283	1,316,581
7.50%, 07/01/38(a)	1,275	1,432,969
8.25%, 11/15/29	994	1,081,808
Series 20Y, 5.80%, 06/15/38(a)	1,238	1,229,927
Enterprise Products Operating LLC
2.80%, 01/31/30	2,328	2,178,748
3.13%, 07/31/29	2,574	2,460,757
3.20%, 02/15/52	2,098	1,327,329
3.30%, 02/15/53	2,162	1,387,644
3.70%, 01/31/51	1,954	1,377,356
3.95%, 01/31/60	2,001	1,394,276
4.15%, 10/16/28	2,007	1,987,052
4.20%, 01/31/50	2,074	1,599,011
4.25%, 02/15/48	2,508	1,970,005
4.30%, 06/20/28	2,060	2,050,290
4.45%, 02/15/43	2,021	1,710,235
4.60%, 01/15/31	2,782	2,742,812
4.80%, 02/01/49	2,029	1,719,195
4.85%, 01/31/34	1,885	1,835,887
4.85%, 08/15/42	1,640	1,462,753
4.85%, 03/15/44	2,604	2,291,068
4.90%, 05/15/46	1,909	1,661,462
4.95%, 02/15/35	2,310	2,255,261
4.95%, 10/15/54	958	817,335
5.10%, 02/15/45	2,536	2,282,540
5.20%, 01/15/36	2,700	2,650,969
5.35%, 01/31/33(a)	2,200	2,222,179
5.38%, 02/15/78, (3-mo. CME Term SOFR + 2.83%)(a)(d)	1,328	1,323,171
5.55%, 02/16/55(a)	2,411	2,250,498
5.70%, 02/15/42	1,616	1,590,259
5.95%, 02/01/41	1,530	1,548,057
6.13%, 10/15/39	1,307	1,353,412
6.45%, 09/01/40	1,190	1,261,518
7.55%, 04/15/38	795	918,742
Series D, 6.88%, 03/01/33(a)	1,156	1,264,987
Series H, 6.65%, 10/15/34	590	640,298
Series J, 5.75%, 03/01/35	765	775,640
Esentia Energy Development SAB de CV
6.13%, 07/30/33(b)	95	93,613
6.50%, 07/30/38(b)	1,544	1,496,136
Flex Intermediate Holdco LLC
3.36%, 06/30/31(b)	1,615	1,476,530
4.32%, 12/30/39(b)	1,050	869,590
FLNG Liquefaction 2 LLC, 4.13%, 03/31/38(a)(b)	1,571	1,450,031
Security	Par (000)	Value
Pipelines (continued)
Florida Gas Transmission Co. LLC
2.30%, 10/01/31(b)	$1,735	$1,512,005
2.55%, 07/01/30(b)	1,190	1,083,301
5.75%, 07/15/35(b)	815	820,702
Galaxy Pipeline Assets Bidco Ltd.
1.75%, 09/30/27(b)	94	92,102
2.16%, 03/31/34(b)	2,052	1,827,487
2.63%, 03/31/36(b)	3,320	2,854,613
2.94%, 09/30/40(b)	3,591	2,908,030
3.25%, 09/30/40(b)	2,765	2,127,459
GNL Quintero SA, 4.63%, 07/31/29(a)(b)	406	403,629
Gray Oak Pipeline LLC, 3.45%, 10/15/27(b)	830	816,021
Green Palm Bidco SARL
5.96%, 06/30/41(b)	730	715,151
6.46%, 06/30/46(b)	3,324	3,250,757
Greensaif Pipelines Bidco SARL
5.85%, 02/23/36(b)	2,000	2,001,524
6.10%, 08/23/42(b)	2,000	1,983,395
6.13%, 02/23/38(b)	1,255	1,266,134
6.51%, 02/23/42(b)	2,290	2,338,465
Gulfstream Natural Gas System LLC
5.60%, 07/23/35(b)	1,205	1,194,387
5.95%, 10/15/45(b)	504	474,950
Kinder Morgan Energy Partners LP
4.70%, 11/01/42	1,004	856,360
5.00%, 08/15/42	1,343	1,189,725
5.00%, 03/01/43	1,340	1,189,390
5.40%, 09/01/44	1,055	964,183
5.50%, 03/01/44	1,543	1,426,171
5.63%, 09/01/41	759	724,791
5.80%, 03/15/35(a)	1,385	1,406,051
6.38%, 03/01/41(a)	910	939,246
6.50%, 02/01/37	1,018	1,079,977
6.50%, 09/01/39	1,212	1,267,623
6.55%, 09/15/40	820	858,141
6.95%, 01/15/38	2,350	2,564,255
7.30%, 08/15/33	1,115	1,232,256
7.40%, 03/15/31(a)	729	795,028
7.50%, 11/15/40	761	862,748
7.75%, 03/15/32	702	785,295
Kinder Morgan, Inc.
2.00%, 02/15/31	1,575	1,382,524
3.25%, 08/01/50	1,105	697,558
3.60%, 02/15/51	2,017	1,355,078
4.30%, 03/01/28	2,442	2,433,920
4.80%, 02/01/33(a)	1,948	1,897,350
5.00%, 02/01/29	1,965	1,975,176
5.05%, 02/15/46	1,558	1,353,183
5.10%, 08/01/29	1,100	1,109,051
5.15%, 06/01/30	2,256	2,274,875
5.20%, 06/01/33	2,850	2,837,726
5.20%, 03/01/48	1,476	1,290,904
5.30%, 12/01/34	1,272	1,254,117
5.40%, 02/01/34	2,506	2,508,403
5.45%, 08/01/52(a)	1,493	1,332,763
5.55%, 08/01/36	1,425	1,412,910
5.55%, 06/01/45	3,378	3,129,421
5.85%, 06/01/35	985	1,005,863
5.95%, 08/01/54(a)	1,430	1,376,173
6.15%, 08/01/56	2,120	2,077,696
7.75%, 01/15/32	2,076	2,320,698

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
7.80%, 08/01/31	$1,163	$1,295,595
Midwest Connector Capital Co. LLC, 4.63%, 04/01/29(b)	810	801,495
MPLX LP
2.65%, 08/15/30	2,928	2,674,783
4.00%, 03/15/28	2,532	2,503,200
4.25%, 12/01/27	1,412	1,405,241
4.50%, 04/15/38	3,492	3,089,584
4.70%, 11/01/29	1,225	1,215,917
4.70%, 04/15/48	3,101	2,501,088
4.80%, 02/15/29	931	930,007
4.80%, 02/15/31	2,365	2,328,730
4.90%, 04/15/58(a)	1,008	801,521
4.95%, 09/01/32	1,664	1,631,319
4.95%, 03/14/52	2,517	2,059,320
5.00%, 05/01/32	1,225	1,206,438
5.00%, 01/15/33	1,185	1,158,776
5.00%, 03/01/33	3,255	3,183,358
5.20%, 03/01/47	2,118	1,843,326
5.20%, 12/01/47	1,041	905,194
5.30%, 04/01/36	1,661	1,606,575
5.40%, 04/01/35	2,226	2,184,079
5.40%, 09/15/35	2,464	2,413,914
5.50%, 06/01/34	3,262	3,241,872
5.50%, 11/01/36	1,225	1,196,197
5.50%, 02/15/49	3,030	2,694,781
5.65%, 03/01/53	1,140	1,028,306
5.95%, 04/01/55(a)	2,015	1,892,663
6.10%, 04/01/56	1,075	1,029,572
6.20%, 09/15/55	1,930	1,874,646
NGPL PipeCo LLC
3.25%, 07/15/31(b)	1,481	1,347,997
5.60%, 08/15/36(b)	1,200	1,167,161
7.77%, 12/15/37(b)	787	888,498
Northern Natural Gas Co.
3.40%, 10/16/51(b)	2,165	1,397,991
4.10%, 09/15/42(b)	445	348,497
4.30%, 01/15/49(b)	1,467	1,125,809
5.63%, 02/01/54(b)	826	760,277
ONEOK Partners LP
6.13%, 02/01/41	1,054	1,056,529
6.20%, 09/15/43(a)	805	800,761
6.65%, 10/01/36	1,134	1,214,741
6.85%, 10/15/37(a)	1,205	1,296,626
ONEOK, Inc.
3.10%, 03/15/30	1,880	1,760,191
3.25%, 06/01/30	1,295	1,212,311
3.40%, 09/01/29	1,291	1,237,327
3.95%, 03/01/50	1,278	897,498
4.20%, 12/01/42	311	242,043
4.20%, 03/15/45	645	487,061
4.20%, 10/03/47	855	640,112
4.25%, 09/24/27	390	388,938
4.25%, 09/15/46	1,178	902,958
4.35%, 03/15/29	1,186	1,169,808
4.40%, 10/15/29	1,270	1,249,542
4.45%, 09/01/49(a)	750	584,498
4.50%, 03/15/50	750	576,490
4.55%, 07/15/28(a)	1,369	1,363,499
4.75%, 10/15/31	2,535	2,479,470
4.85%, 02/01/49	1,240	1,018,767
Security	Par (000)	Value
Pipelines (continued)
4.95%, 10/15/32	$1,436	$1,404,046
4.95%, 07/13/47(a)	329	273,989
5.05%, 11/01/34	3,155	3,043,757
5.05%, 04/01/45	495	424,328
5.15%, 10/15/43	1,131	999,330
5.20%, 07/15/48	1,654	1,421,529
5.38%, 06/01/29	1,155	1,166,043
5.40%, 10/15/35	2,050	2,011,265
5.45%, 06/01/47	997	895,669
5.60%, 04/01/44	765	703,361
5.63%, 01/15/28(b)	2,015	2,028,902
5.65%, 11/01/28	1,238	1,259,099
5.65%, 09/01/34	1,130	1,133,910
5.70%, 11/01/54(a)	2,929	2,666,230
5.80%, 11/01/30	1,020	1,044,322
5.85%, 11/01/64(a)	2,145	1,932,275
6.00%, 06/15/35	670	682,606
6.05%, 09/01/33	3,102	3,197,186
6.10%, 11/15/32	1,615	1,673,255
6.25%, 10/15/55	2,145	2,105,149
6.35%, 01/15/31	1,066	1,112,159
6.40%, 05/01/37	855	885,838
6.50%, 09/01/30(b)	2,175	2,263,953
6.63%, 09/01/53	3,475	3,556,754
7.15%, 01/15/51(a)	749	805,184
Pipeline Funding Co. LLC, 7.50%, 01/15/30(b)	500	463,829
Plains All American Pipeline LP, 5.95%, 06/15/35	1,975	1,999,165
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29(a)	1,507	1,443,739
3.80%, 09/15/30	2,055	1,958,143
4.30%, 01/31/43	789	634,028
4.70%, 01/15/31	1,320	1,295,620
4.70%, 06/15/44(a)	1,524	1,277,031
4.90%, 02/15/45	1,244	1,071,809
5.15%, 06/01/42(a)	930	835,020
5.60%, 01/15/36	1,165	1,147,938
5.70%, 09/15/34	2,180	2,184,383
6.65%, 01/15/37	1,250	1,321,862
QazaqGaz NC JSC, 5.63%, 05/08/36(b)	1,300	1,272,633
Sabal Trail Transmission LLC
4.25%, 05/01/28(a)(b)	1,185	1,172,077
4.68%, 05/01/38(b)	992	893,590
4.83%, 05/01/48(a)(b)	740	612,929
Sabine Pass Liquefaction LLC
4.20%, 03/15/28(a)	2,831	2,811,920
4.50%, 05/15/30	3,692	3,629,712
5.90%, 09/15/37	925	951,950
Sempra Infrastructure Partners LP, 3.25%, 01/15/32(a)(b)	717	633,523
South Bow USA Infrastructure Holdings LLC
4.91%, 09/01/27	545	545,508
5.03%, 10/01/29	1,450	1,442,921
5.58%, 10/01/34	2,490	2,439,997
6.18%, 10/01/54	1,400	1,298,725
Southern Natural Gas Co. LLC
4.80%, 03/15/47(b)	842	713,858
5.45%, 08/01/35(b)	280	277,302
8.00%, 03/01/32	571	640,055
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
Spectra Energy Partners LP
4.50%, 03/15/45	$1,334	$1,085,765
5.95%, 09/25/43	790	779,573
Targa Resources Corp.
4.20%, 02/01/33	1,700	1,588,516
4.35%, 01/15/29	1,660	1,643,297
4.35%, 04/15/31	810	784,255
4.90%, 09/15/30	1,790	1,776,549
4.95%, 04/15/52	1,890	1,555,244
5.40%, 07/30/36	2,145	2,085,106
5.50%, 02/15/35	1,785	1,767,786
5.55%, 08/15/35	1,989	1,968,016
5.65%, 02/15/36	1,420	1,413,817
6.05%, 05/15/56	1,050	999,730
6.13%, 03/15/33	1,920	1,989,356
6.13%, 05/15/55	1,970	1,902,006
6.15%, 03/01/29	1,930	1,984,526
6.25%, 07/01/52(a)	1,068	1,049,744
6.50%, 03/30/34	1,875	1,981,678
6.50%, 02/15/53	1,715	1,737,165
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.00%, 01/15/32	1,647	1,549,296
4.88%, 02/01/31	2,326	2,294,959
5.00%, 01/15/28(a)	1,178	1,177,162
5.50%, 03/01/30	2,546	2,560,414
Tennessee Gas Pipeline Co. LLC
2.90%, 03/01/30(b)	1,976	1,836,967
7.00%, 10/15/28	1,443	1,505,376
7.63%, 04/01/37	655	750,566
Texas Eastern Transmission LP
3.50%, 01/15/28(a)(b)	1,010	991,011
4.15%, 01/15/48(b)	825	620,743
7.00%, 07/15/32	785	849,230
TMS Issuer SARL, 5.78%, 08/23/32(b)	1,260	1,282,692
TransCanada PipeLines Ltd.
2.50%, 10/12/31(a)	645	565,381
4.10%, 04/15/30	3,121	3,023,219
4.25%, 05/15/28	3,190	3,166,222
4.63%, 03/01/34	2,460	2,336,325
4.88%, 05/15/48(a)	420	364,455
5.00%, 10/16/43	935	851,388
5.10%, 03/15/49(a)	1,465	1,324,278
5.60%, 03/31/34	615	617,913
5.85%, 03/15/36	1,089	1,106,514
6.10%, 06/01/40	1,410	1,421,724
6.13%, 10/17/56, (5-year CMT + 2.25%)(a)(d)	50	49,990
6.20%, 10/15/37(a)	2,035	2,099,978
6.38%, 10/17/56, (5-year CMT + 2.12%)(a)(d)	960	957,714
7.00%, 06/01/65, (5-year CMT + 2.61%)(d)	595	607,291
7.25%, 08/15/38	1,485	1,648,882
7.63%, 01/15/39	2,310	2,630,943
Transcanada Trust
5.50%, 09/15/79, (3-mo. CME Term SOFR + 4.42%)(d)	2,002	1,977,318
5.60%, 03/07/82, (5-year CMT + 3.99%)(a)(d)	1,435	1,404,034
Transcontinental Gas Pipe Line Co. LLC
3.25%, 05/15/30	1,211	1,141,776
3.95%, 05/15/50	1,185	864,726
4.00%, 03/15/28	1,068	1,058,138
4.45%, 08/01/42	551	463,008
Security	Par (000)	Value
Pipelines (continued)
4.60%, 03/15/48	$1,099	$898,622
5.10%, 03/15/36	740	715,840
5.40%, 08/15/41	920	872,815
5.75%, 03/15/56(a)	555	520,437
Transportadora de Gas del Peru SA, 4.25%, 04/30/28(b)	102	101,380
Transportadora de Gas Internacional SA ESP, 5.55%, 11/01/28(b)	1,020	1,022,560
Valero Energy Partners LP, 4.50%, 03/15/28	909	905,003
Western Midstream Operating LP
4.05%, 02/01/30	2,113	2,038,403
4.50%, 03/01/28(a)	930	925,346
4.75%, 08/15/28	990	988,157
4.80%, 03/01/31	1,240	1,216,948
5.25%, 02/01/50(a)	1,783	1,503,618
5.30%, 03/01/48(a)	1,245	1,060,104
5.45%, 11/15/34	2,020	1,978,025
5.45%, 04/01/44	1,005	893,334
5.50%, 12/15/35(a)	1,070	1,040,396
5.50%, 08/15/48	680	589,692
5.70%, 07/01/36(a)	920	905,944
6.15%, 04/01/33	1,255	1,294,048
6.35%, 01/15/29	1,555	1,601,942
7.25%, 04/01/30(b)	1,025	1,071,532
Whistler Pipeline LLC
5.40%, 09/30/29(a)(b)	445	448,665
5.70%, 09/30/31(b)	357	361,263
5.95%, 09/30/34(b)	1,351	1,361,637
Williams Companies, Inc. (The)
2.60%, 03/15/31	3,088	2,767,651
3.50%, 11/15/30	2,114	1,982,192
3.50%, 10/15/51	1,165	769,747
4.63%, 06/30/30	1,343	1,321,238
4.65%, 08/15/32	1,940	1,879,913
4.80%, 11/15/29	710	708,036
4.85%, 03/01/48(a)	1,688	1,407,447
4.90%, 03/15/29(a)	2,130	2,132,962
4.90%, 01/15/45	1,152	987,227
5.10%, 09/15/45(a)	2,109	1,850,114
5.15%, 03/15/34	3,230	3,158,090
5.15%, 03/15/36	2,302	2,209,631
5.30%, 08/15/28	2,606	2,632,294
5.30%, 09/30/35	2,075	2,022,705
5.30%, 08/15/52	1,580	1,375,282
5.40%, 03/04/44	1,136	1,040,295
5.60%, 03/15/35	1,955	1,950,249
5.65%, 03/15/33	2,895	2,929,857
5.75%, 06/24/44	1,095	1,044,516
5.80%, 11/15/43	975	938,687
5.80%, 11/15/54	1,625	1,514,903
5.95%, 03/15/56	2,110	1,999,612
6.00%, 03/15/55	1,065	1,022,588
6.30%, 04/15/40	2,382	2,448,372
7.75%, 06/15/31(a)	567	626,441
8.75%, 03/15/32(a)	834	971,086
Series A, 7.50%, 01/15/31(a)	727	797,495
		655,877,383
Private Equity — 0.1%
Apollo Management Holdings LP
2.65%, 06/05/30(a)(b)	822	751,688
4.87%, 02/15/29(a)(b)	2,085	2,077,655

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Private Equity (continued)
5.00%, 03/15/48(a)(b)	$725	$611,800
Brookfield Finance, Inc., 5.81%, 03/03/55(a)	1,062	985,530
Carlyle Finance LLC, 5.65%, 09/15/48(a)(b)	715	660,764
Carlyle Finance Subsidiary LLC, 3.50%, 09/19/29(a)(b)	1,073	1,025,136
Carlyle Group, Inc. (The), 5.05%, 09/19/35(a)	1,240	1,172,074
Carlyle Holdings II Finance LLC, 5.63%, 03/30/43(a)(b)	1,050	978,752
EQT AB, 5.85%, 05/08/35(b)	840	831,292
KKR & Co., Inc., 5.10%, 08/07/35(a)	1,185	1,130,866
KKR Group Finance Co. III LLC, 5.13%, 06/01/44(a)(b)	1,705	1,487,488
KKR Group Finance Co. VI LLC, 3.75%, 07/01/29(a)(b)	1,663	1,604,803
KKR Group Finance Co. VII LLC, 3.63%, 02/25/50(a)(b)	960	639,413
KKR Group Finance Co. VIII LLC, 3.50%, 08/25/50(a)(b)	1,400	906,314
KKR Group Finance Co. X LLC, 3.25%, 12/15/51(a)(b)	1,750	1,062,390
		15,925,965
Real Estate — 0.1%
Aldar Properties PJSC, 5.88%, 04/14/56, (5-year CMT + 2.02%)(b)(d)	355	329,560
Brookfield Corp., 7.38%, 03/01/33	355	392,046
CBRE Services, Inc.
2.50%, 04/01/31(a)	1,205	1,072,212
4.80%, 06/15/30	895	884,929
4.90%, 01/15/33	750	727,110
5.25%, 06/01/36	1,260	1,213,952
5.50%, 04/01/29	840	851,580
5.50%, 06/15/35	880	870,827
5.95%, 08/15/34	1,812	1,846,086
Corp. Inmobiliaria Vesta SAB de CV
3.63%, 05/13/31(b)	717	652,814
5.50%, 01/30/33(b)	920	886,420
CoStar Group, Inc., 2.80%, 07/15/30(b)	1,990	1,781,498
Jones Lang LaSalle, Inc., 6.88%, 12/01/28	290	301,345
Mitsui Fudosan Co. Ltd.
2.57%, 01/21/32(b)	385	335,734
3.95%, 01/24/29(b)	375	365,764
Ontario Teachers' Cadillac Fairview Properties Trust
2.50%, 10/15/31(b)	1,500	1,312,877
4.13%, 02/01/29(b)	1,500	1,470,678
Sinochem Overseas Capital Co. Ltd., 6.30%, 11/12/40(b)	65	70,248
		15,365,680
Real Estate Investment Trusts — 3.0%
Agree LP
2.00%, 06/15/28	881	839,536
2.60%, 06/15/33	740	623,048
2.90%, 10/01/30	920	844,934
4.80%, 10/01/32	628	608,868
5.60%, 06/15/35(a)	685	686,347
5.63%, 06/15/34	780	783,968
Alexandria Real Estate Equities, Inc.
1.88%, 02/01/33	1,997	1,600,397
2.00%, 05/18/32	1,955	1,623,845
2.75%, 12/15/29	1,037	961,922
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
2.95%, 03/15/34	$1,875	$1,559,352
3.38%, 08/15/31	1,732	1,577,809
3.55%, 03/15/52(a)	1,066	704,808
3.95%, 01/15/28	940	928,510
4.00%, 02/01/50	1,183	840,507
4.50%, 07/30/29(a)	514	505,589
4.70%, 07/01/30	1,096	1,072,850
4.75%, 04/15/35(a)	1,753	1,628,503
4.85%, 04/15/49	1,333	1,075,932
4.90%, 12/15/30(a)	1,527	1,507,356
5.15%, 04/15/53(a)	1,255	1,058,292
5.25%, 03/15/36	1,408	1,341,319
5.25%, 05/15/36	655	625,574
5.50%, 10/01/35	655	636,964
5.63%, 05/15/54	915	827,141
American Assets Trust LP
3.38%, 02/01/31	1,182	1,071,046
6.15%, 10/01/34	870	864,294
American Homes 4 Rent LP
2.38%, 07/15/31(a)	731	639,381
3.38%, 07/15/51(a)	695	447,199
3.63%, 04/15/32(a)	1,051	959,844
4.25%, 02/15/28	1,035	1,026,140
4.30%, 04/15/52(a)	595	446,828
4.90%, 02/15/29	925	924,254
4.95%, 06/15/30	1,124	1,114,842
5.25%, 03/15/35(a)	1,005	978,330
5.50%, 02/01/34(a)	1,240	1,229,787
5.50%, 07/15/34	960	951,719
American Tower Corp.
1.50%, 01/31/28(a)	1,251	1,195,813
1.88%, 10/15/30	1,346	1,185,301
2.10%, 06/15/30	1,673	1,500,073
2.30%, 09/15/31(a)	1,121	977,540
2.70%, 04/15/31	964	866,677
2.90%, 01/15/30	2,252	2,102,502
2.95%, 01/15/51	1,908	1,136,713
3.10%, 06/15/50(a)	1,355	839,593
3.60%, 01/15/28(a)	1,563	1,539,887
3.70%, 10/15/49	1,318	917,999
3.80%, 08/15/29	3,266	3,169,468
3.95%, 03/15/29	1,622	1,585,694
4.05%, 03/15/32(a)	1,041	980,106
4.70%, 12/15/32	1,550	1,496,050
4.90%, 03/15/30	1,900	1,890,418
5.00%, 01/31/30	730	729,230
5.20%, 02/15/29	910	915,869
5.25%, 07/15/28	795	800,713
5.35%, 03/15/35(a)	1,496	1,474,209
5.40%, 01/31/35	1,075	1,065,655
5.45%, 02/15/34	1,344	1,338,336
5.50%, 03/15/28	1,303	1,317,606
5.55%, 07/15/33	2,270	2,280,266
5.65%, 03/15/33	1,706	1,730,105
5.80%, 11/15/28	1,895	1,930,803
5.90%, 11/15/33	1,415	1,449,878
Americold Realty Operating Partnership LP
5.41%, 09/12/34	829	791,607
5.60%, 05/15/32	780	775,405
Boston Properties LP
2.45%, 10/01/33	2,257	1,835,167
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
2.55%, 04/01/32	$1,443	$1,245,226
2.90%, 03/15/30	1,065	987,194
3.25%, 01/30/31	2,000	1,843,134
3.40%, 06/21/29	2,315	2,220,054
4.50%, 12/01/28	2,799	2,775,514
5.75%, 01/15/35	420	416,165
6.05%, 10/15/36	965	967,034
6.50%, 01/15/34	2,050	2,135,574
6.75%, 12/01/27	2,270	2,322,861
Brixmor Operating Partnership LP
2.25%, 04/01/28(a)	780	749,373
2.50%, 08/16/31	1,565	1,378,399
4.05%, 07/01/30	1,598	1,535,406
4.13%, 05/15/29	1,588	1,554,984
4.85%, 02/15/33	300	290,003
5.20%, 04/01/32	660	653,643
5.38%, 06/15/36(a)	790	769,101
5.50%, 02/15/34(a)	715	713,888
5.75%, 02/15/35	715	721,425
Broadstone Net Lease LLC
2.60%, 09/15/31	649	569,372
5.00%, 11/01/32(a)	505	492,966
Camden Property Trust
2.80%, 05/15/30	1,557	1,443,080
3.15%, 07/01/29	1,479	1,414,785
3.35%, 11/01/49(a)	682	456,964
4.10%, 10/15/28(a)	890	880,059
4.90%, 01/15/34	680	661,274
4.90%, 02/28/36(a)	994	946,405
CFE Fibra E, 5.88%, 09/23/40(b)	19	18,735
COPT Defense Properties LP
2.00%, 01/15/29(a)	985	920,662
2.75%, 04/15/31	925	829,632
2.90%, 12/01/33	945	796,554
4.50%, 10/15/30	615	599,304
Cousins Properties LP
4.88%, 03/01/33	655	626,419
5.25%, 07/15/30	959	958,868
5.38%, 02/15/32	650	649,225
5.88%, 10/01/34	1,150	1,159,088
Crown Castle, Inc.
2.10%, 04/01/31(a)	1,897	1,649,628
2.25%, 01/15/31(a)	2,264	1,994,234
2.50%, 07/15/31	1,256	1,104,341
2.90%, 04/01/41	2,460	1,714,322
3.10%, 11/15/29	1,344	1,264,624
3.25%, 01/15/51(a)	1,507	943,431
3.30%, 07/01/30	1,395	1,300,293
3.65%, 09/01/27	1,565	1,551,448
3.80%, 02/15/28	2,235	2,200,993
4.00%, 11/15/49	462	333,055
4.15%, 07/01/50	443	326,464
4.30%, 02/15/29	1,513	1,487,968
4.75%, 05/15/47(a)	1,016	832,182
4.80%, 09/01/28	1,279	1,277,468
4.90%, 09/01/29	710	707,491
5.00%, 01/11/28	1,607	1,611,633
5.10%, 05/01/33(a)	1,577	1,532,833
5.20%, 09/01/34(a)	900	872,832
5.20%, 02/15/49	568	486,738
5.60%, 06/01/29	1,689	1,714,008
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
5.80%, 03/01/34	$2,095	$2,109,452
CTR Partnership LP/CareTrust Capital Corp., 3.88%, 06/30/28(b)	25	24,454
CubeSmart LP
2.00%, 02/15/31	770	672,068
2.25%, 12/15/28	937	885,197
2.50%, 02/15/32	880	763,840
3.00%, 02/15/30	1,051	981,412
4.38%, 02/15/29	1,057	1,044,274
5.13%, 11/01/35	540	519,304
Digital Realty Trust LP
3.60%, 07/01/29	1,782	1,717,829
4.45%, 07/15/28	1,260	1,251,312
5.55%, 01/15/28	1,745	1,761,083
DOC DR LLC
2.63%, 11/01/31	771	680,212
3.95%, 01/15/28(a)	792	783,524
EPR Properties
3.60%, 11/15/31(a)	455	414,017
3.75%, 08/15/29	555	533,124
4.75%, 11/15/30	500	484,802
4.95%, 04/15/28	375	374,302
Equinix Asia Financing Corp. Pte. Ltd., 4.40%, 03/15/31	1,585	1,525,951
Equinix Europe 2 Financing Corp. LLC
4.60%, 11/15/30	1,645	1,603,530
4.70%, 03/15/33	1,791	1,703,476
5.25%, 08/15/31	1,100	1,092,573
5.50%, 06/15/34	330	325,536
Equinix, Inc.
1.55%, 03/15/28	1,541	1,467,803
2.00%, 05/15/28	975	931,123
2.15%, 07/15/30	2,458	2,197,017
2.50%, 05/15/31	3,251	2,876,032
2.95%, 09/15/51(a)	639	372,953
3.00%, 07/15/50	751	448,875
3.20%, 11/18/29	2,927	2,768,685
3.40%, 02/15/52(a)	861	545,331
3.90%, 04/15/32	2,580	2,390,259
5.00%, 08/15/29	1,100	1,099,610
5.50%, 08/15/33	1,100	1,086,820
5.80%, 08/15/36	1,100	1,086,431
ERP Operating LP
1.85%, 08/01/31(a)	1,275	1,102,593
1.90%, 12/01/28	1,560	1,465,266
2.05%, 01/15/32	1,179	1,015,640
2.30%, 03/01/30	1,650	1,510,686
2.45%, 01/15/31	790	712,298
2.50%, 02/15/30(a)	1,277	1,178,443
3.00%, 07/01/29	1,358	1,292,822
3.20%, 01/15/28	981	962,573
3.30%, 06/01/29(a)	788	758,400
3.50%, 03/01/28(a)	852	838,234
3.90%, 10/15/46	582	442,552
4.00%, 08/01/47	395	301,887
4.15%, 12/01/28	1,121	1,107,230
4.15%, 07/01/47	438	343,508
4.35%, 12/01/30	1,039	1,013,801
4.35%, 04/15/48	592	473,590
4.50%, 07/01/44	1,329	1,119,070
4.50%, 06/01/45(a)	609	508,116

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
4.65%, 09/15/34	$1,250	$1,189,444
4.95%, 10/01/31	1,220	1,211,614
4.95%, 06/15/32	802	793,117
5.00%, 02/15/33	759	750,690
5.00%, 08/01/35	715	693,462
5.30%, 12/07/33(a)	865	868,542
5.35%, 06/01/34	685	683,134
5.45%, 10/01/36	375	372,361
Essential Properties LP
2.95%, 07/15/31(a)	727	652,090
5.38%, 07/15/36	150	144,242
5.40%, 12/01/35	605	585,404
Essex Portfolio LP
1.65%, 01/15/31	809	698,340
1.70%, 03/01/28	915	874,594
2.55%, 06/15/31(a)	479	425,531
2.65%, 03/15/32	1,198	1,047,616
2.65%, 09/01/50	665	378,149
3.00%, 01/15/30	981	919,105
4.00%, 03/01/29	1,179	1,154,554
4.50%, 03/15/48	850	680,943
4.88%, 02/15/36(a)	430	408,420
5.38%, 04/01/35(a)	855	849,913
5.50%, 04/01/34	1,245	1,240,925
Extra Space Storage LP
2.20%, 10/15/30	697	622,006
2.35%, 03/15/32	1,175	1,008,482
2.40%, 10/15/31	1,030	898,681
2.55%, 06/01/31	1,175	1,043,602
3.88%, 12/15/27	888	879,726
3.90%, 04/01/29	945	920,404
4.00%, 06/15/29	547	532,986
4.90%, 02/01/32	740	727,449
4.95%, 01/15/33	1,315	1,280,566
5.35%, 01/15/35(a)	1,095	1,080,908
5.40%, 02/01/34	1,175	1,165,104
5.40%, 06/15/35	1,018	1,003,365
5.50%, 07/01/30(a)	1,694	1,712,535
5.70%, 04/01/28	1,525	1,545,122
5.90%, 01/15/31	1,010	1,036,967
Federal Realty OP LP
3.20%, 06/15/29	596	570,224
3.50%, 06/01/30	1,139	1,080,875
3.63%, 08/01/46(a)	454	314,602
4.50%, 12/01/44(a)	958	794,050
5.38%, 05/01/28	615	619,953
FIBRA Prologis
5.50%, 11/26/35(a)(b)	525	503,307
5.63%, 01/14/38(b)	1,115	1,051,289
First Industrial LP, 5.25%, 01/15/31(a)	465	464,459
Global Net Lease, Inc., 4.50%, 09/30/28(b)	35	34,266
GLP Capital LP/GLP Financing II, Inc.
3.25%, 01/15/32	1,720	1,518,102
4.00%, 01/15/30	1,418	1,353,481
4.00%, 01/15/31	1,548	1,448,204
5.25%, 02/15/33	620	596,914
5.30%, 01/15/29	1,515	1,514,742
5.63%, 09/15/34	1,055	1,024,661
5.63%, 03/01/36	2,380	2,267,095
5.75%, 06/01/28(a)	1,314	1,326,208
5.75%, 11/01/37	865	823,470
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
6.25%, 09/15/54(a)	$860	$815,030
6.75%, 12/01/33(a)	405	419,751
Goodman U.S. Finance Eight LLC, 5.88%, 04/28/46(b)	1,350	1,279,954
Goodman U.S. Finance Five LLC, 4.63%, 05/04/32(b)	385	370,180
Goodman U.S. Finance Four LLC, 4.50%, 10/15/37(a)(b)	560	495,684
Goodman U.S. Finance Seven LLC, 5.25%, 04/28/36(b)	1,340	1,285,609
Goodman U.S. Finance Six LLC, 5.13%, 10/07/34(b)	1,185	1,142,572
Healthcare Realty Holdings LP
2.00%, 03/15/31	1,377	1,196,151
2.05%, 03/15/31	623	540,369
2.40%, 03/15/30(a)	1,047	948,695
3.10%, 02/15/30	1,060	991,219
3.63%, 01/15/28(a)	544	534,440
Healthpeak OP LLC
2.13%, 12/01/28	1,432	1,350,010
2.88%, 01/15/31	1,214	1,104,056
3.00%, 01/15/30	1,556	1,457,414
3.50%, 07/15/29	1,269	1,219,011
4.75%, 01/15/33	450	433,600
5.25%, 12/15/32	1,405	1,390,249
5.38%, 02/15/35(a)	985	969,525
6.75%, 02/01/41	554	589,635
Highwoods Realty LP
2.60%, 02/01/31	635	563,484
3.05%, 02/15/30	573	532,538
4.13%, 03/15/28	492	485,042
4.20%, 04/15/29	559	545,378
5.35%, 01/15/33	250	244,647
7.65%, 02/01/34	155	170,118
Host Hotels & Resorts LP
4.25%, 12/15/28	1,200	1,181,732
5.50%, 04/15/35	1,391	1,361,593
5.70%, 06/15/32	705	711,440
5.70%, 07/01/34(a)	1,085	1,082,737
Series H, 3.38%, 12/15/29	661	627,004
Series I, 3.50%, 09/15/30	2,254	2,108,959
Series J, 2.90%, 12/15/31	1,045	922,805
Invitation Homes Operating Partnership LP
2.00%, 08/15/31	1,680	1,435,410
2.30%, 11/15/28	1,235	1,168,672
2.70%, 01/15/34	694	572,132
4.15%, 04/15/32(a)	990	929,243
4.88%, 02/01/35	1,085	1,026,609
4.95%, 02/01/32	515	504,398
4.95%, 01/15/33	790	766,715
5.45%, 08/15/30	962	966,431
5.50%, 08/15/33	750	748,190
Kilroy Realty LP
2.50%, 11/15/32	1,347	1,106,628
2.65%, 11/15/33	1,710	1,367,828
3.05%, 02/15/30(a)	899	825,601
4.25%, 08/15/29	955	925,747
4.75%, 12/15/28	1,324	1,310,512
5.88%, 10/15/35	555	536,204
6.25%, 01/15/36(a)	575	569,287
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Kimco Realty OP LLC
1.90%, 03/01/28	$548	$526,454
2.25%, 12/01/31	702	611,563
2.70%, 10/01/30	1,163	1,069,972
3.20%, 04/01/32	595	539,082
3.70%, 10/01/49(a)	641	457,490
4.13%, 12/01/46(a)	748	587,693
4.25%, 04/01/45	1,003	814,551
4.45%, 09/01/47	750	613,224
4.60%, 02/01/33(a)	1,742	1,679,505
4.85%, 03/01/35	1,073	1,027,669
5.30%, 02/01/36(a)	930	918,719
6.40%, 03/01/34	914	967,714
Kite Realty Group LP
4.95%, 12/15/31	630	619,023
5.20%, 08/15/32	350	346,700
5.50%, 03/01/34	445	442,646
Kite Realty Group Trust, 4.75%, 09/15/30	826	815,108
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.75%, 06/15/29(b)	75	73,052
5.50%, 08/01/30(a)	90	89,965
7.00%, 07/15/31(b)	55	56,818
Lineage OP LP, 5.25%, 07/15/30	295	293,964
LXP Industrial Trust
2.38%, 10/01/31	558	485,677
2.70%, 09/15/30	725	654,235
Mid-America Apartments LP
1.70%, 02/15/31	1,059	918,137
2.75%, 03/15/30(a)	605	561,908
2.88%, 09/15/51	759	454,968
3.95%, 03/15/29	1,028	1,006,395
4.20%, 06/15/28	875	867,701
4.65%, 01/15/33	570	549,804
4.95%, 03/01/35(a)	695	672,483
5.00%, 03/15/34	650	632,901
5.30%, 02/15/32	755	760,291
National Health Investors, Inc.
3.00%, 02/01/31	892	800,286
5.35%, 02/01/33	395	385,001
NNN REIT, Inc.
2.50%, 04/15/30	1,191	1,090,741
3.00%, 04/15/52(a)	880	529,915
3.10%, 04/15/50	988	619,564
3.50%, 10/15/27	785	775,366
3.50%, 04/15/51(a)	800	537,879
4.30%, 10/15/28	946	937,258
4.60%, 02/15/31	905	887,399
4.80%, 10/15/48	537	448,329
5.50%, 06/15/34	1,065	1,064,551
5.60%, 10/15/33	989	997,637
Omega Healthcare Investors, Inc.
3.25%, 04/15/33	1,315	1,142,553
3.38%, 02/01/31	1,283	1,178,123
3.63%, 10/01/29	1,001	955,377
4.75%, 01/15/28(a)	1,010	1,007,014
5.20%, 07/01/30	1,125	1,117,196
Phillips Edison Grocery Center Operating Partnership I LP
2.63%, 11/15/31	820	722,074
4.75%, 03/15/33	40	38,340
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
4.95%, 01/15/35	$470	$448,453
5.25%, 08/15/32	665	660,661
5.75%, 07/15/34	655	660,391
Piedmont Operating Partnership LP
2.75%, 04/01/32	407	347,163
3.15%, 08/15/30	361	330,117
5.63%, 01/15/33(a)	425	417,819
6.88%, 07/15/29	150	155,704
Prologis LP
1.25%, 10/15/30	1,488	1,284,345
1.63%, 03/15/31	357	307,852
1.75%, 07/01/30(a)	575	511,562
1.75%, 02/01/31	1,375	1,196,383
2.13%, 10/15/50	1,206	618,046
2.25%, 04/15/30	2,006	1,829,636
2.25%, 01/15/32	1,370	1,186,706
2.88%, 11/15/29	948	893,601
3.00%, 04/15/50	1,453	908,864
3.05%, 03/01/50	1,177	742,565
3.38%, 12/15/27	774	764,162
3.88%, 09/15/28	780	768,660
4.00%, 09/15/28	1,023	1,010,916
4.25%, 06/15/31	900	871,922
4.38%, 02/01/29(a)	889	881,113
4.38%, 09/15/48	185	148,754
4.63%, 01/15/33	1,595	1,550,445
4.75%, 01/15/31(a)	826	821,694
4.75%, 06/15/33(a)	1,630	1,587,801
4.88%, 06/15/28	1,300	1,306,662
4.90%, 06/15/36	1,590	1,513,969
5.00%, 03/15/34(a)	1,575	1,540,620
5.00%, 01/31/35	1,365	1,324,747
5.13%, 01/15/34(a)	1,475	1,457,827
5.25%, 05/15/35	1,425	1,406,201
5.25%, 06/15/53(a)	1,808	1,632,511
5.25%, 03/15/54	1,549	1,393,636
Prologis Targeted U.S. Logistics Fund LP
4.25%, 01/15/31(b)	1,060	1,021,658
4.63%, 03/15/33(b)	1,193	1,138,538
4.75%, 01/15/36(a)(b)	940	877,746
5.25%, 04/01/29(b)	931	937,480
5.25%, 01/15/35(b)	760	742,242
5.50%, 04/01/34(b)	680	678,299
Public Storage Operating Co.
1.85%, 05/01/28	1,267	1,211,982
1.95%, 11/09/28	1,115	1,051,784
2.25%, 11/09/31	1,175	1,027,630
2.30%, 05/01/31	1,105	981,421
3.09%, 09/15/27	1,025	1,011,839
3.39%, 05/01/29	680	657,128
4.38%, 07/01/30(a)	1,330	1,308,507
4.70%, 02/01/32(a)	1,060	1,041,036
5.00%, 07/01/35(a)	680	661,053
5.00%, 12/15/35(a)	705	683,535
5.10%, 08/01/33	1,291	1,282,556
5.13%, 01/15/29	1,350	1,364,133
5.15%, 08/15/36(a)	990	962,410
5.35%, 08/01/53	1,833	1,669,401
Rayonier LP, 2.75%, 05/17/31	877	778,874
Realty Income Corp.
1.80%, 03/15/33(a)	750	611,359

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
2.10%, 03/15/28	$858	$826,260
2.20%, 06/15/28	1,502	1,438,563
2.70%, 02/15/32	1,008	887,917
2.85%, 12/15/32	1,587	1,388,225
3.10%, 12/15/29	984	931,721
3.20%, 02/15/31(a)	835	772,836
3.25%, 06/15/29	1,236	1,185,677
3.25%, 01/15/31(a)	1,810	1,683,311
3.40%, 01/15/28	1,163	1,144,305
3.40%, 01/15/30	1,096	1,043,118
3.65%, 01/15/28	1,087	1,073,357
3.95%, 02/01/29	1,030	1,010,982
4.00%, 07/15/29	639	625,259
4.50%, 02/01/33	625	597,106
4.65%, 03/15/47	1,075	904,486
4.70%, 12/15/28	1,015	1,013,964
4.75%, 02/15/29	680	679,722
4.75%, 04/15/33	865	838,552
4.85%, 03/15/30	1,055	1,052,828
4.90%, 07/15/33(a)	967	942,647
5.13%, 02/15/34	1,210	1,188,758
5.13%, 04/15/35	875	852,781
5.38%, 09/01/54(a)	965	895,183
5.63%, 10/13/32	1,420	1,449,598
5.88%, 03/15/35	1,285	1,315,988
Regency Centers LP
2.95%, 09/15/29	996	941,810
3.70%, 06/15/30	1,108	1,058,345
4.13%, 03/15/28(a)	697	691,835
4.40%, 02/01/47(a)	697	570,255
4.50%, 03/15/33	762	728,087
4.65%, 03/15/49(a)	580	482,154
5.00%, 07/15/32	720	712,744
5.10%, 01/15/35(a)	800	780,783
5.25%, 01/15/34	869	860,253
Rexford Industrial Realty LP
2.13%, 12/01/30	979	861,107
2.15%, 09/01/31	755	650,630
5.00%, 06/15/28(a)	935	936,540
Sabra Health Care LP
3.20%, 12/01/31(a)	985	883,460
3.90%, 10/15/29	658	635,551
Safehold GL Holdings LLC
2.80%, 06/15/31	1,092	974,111
2.85%, 01/15/32	160	140,987
5.65%, 01/15/35(a)	835	828,100
6.10%, 04/01/34(a)	520	533,988
SBA Communications Corp.
4.88%, 01/15/30	1,565	1,550,135
5.15%, 07/15/31	1,985	1,967,856
5.45%, 07/15/33	760	749,877
Simon Property Group LP
1.75%, 02/01/28	1,320	1,270,026
2.20%, 02/01/31	1,215	1,081,111
2.25%, 01/15/32	1,530	1,324,420
2.45%, 09/13/29	2,754	2,572,930
2.65%, 07/15/30	1,409	1,296,223
2.65%, 02/01/32	1,366	1,204,668
3.25%, 09/13/49(a)	2,402	1,571,990
3.38%, 12/01/27	1,541	1,520,123
3.80%, 07/15/50(a)	1,582	1,138,523
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
4.25%, 10/01/44(a)	$821	$669,813
4.25%, 11/30/46(a)	1,130	895,534
4.30%, 01/15/31	1,705	1,656,796
4.38%, 10/01/30	1,375	1,348,108
4.75%, 09/26/34	1,970	1,882,125
4.75%, 03/15/42(a)	860	763,335
5.13%, 10/01/35(a)	1,321	1,289,229
5.50%, 03/08/33	1,105	1,118,522
5.85%, 03/08/53(a)	1,415	1,373,986
6.25%, 01/15/34	1,320	1,387,364
6.65%, 01/15/54(a)	1,105	1,184,345
6.75%, 02/01/40(a)	1,297	1,412,035
Store Capital LLC
2.70%, 12/01/31	700	608,693
2.75%, 11/18/30	698	625,415
4.50%, 03/15/28	775	770,000
4.63%, 03/15/29(a)	636	627,783
4.95%, 02/11/31	580	566,999
5.40%, 04/30/30	1,100	1,100,600
Sun Communities Operating LP
2.30%, 11/01/28(a)	670	634,622
2.70%, 07/15/31	1,273	1,130,267
4.20%, 04/15/32	1,160	1,091,385
Tanger Properties LP, 2.75%, 09/01/31	675	599,355
Trust 2401
6.39%, 01/15/50(a)(b)	500	445,745
7.38%, 02/13/34(b)	428	450,900
7.70%, 01/23/32(b)	270	286,880
Trust Fibra Uno
6.39%, 01/15/50(b)	1,369	1,200,334
6.95%, 01/30/44(b)	1,305	1,240,924
7.38%, 02/13/34(b)	1,135	1,194,587
7.70%, 01/23/32(a)(b)	726	767,237
UDR, Inc.
1.90%, 03/15/33	853	691,850
2.10%, 08/01/32	701	587,137
2.10%, 06/15/33	735	598,102
3.00%, 08/15/31(a)	963	870,728
3.10%, 11/01/34	638	537,024
3.20%, 01/15/30	1,184	1,117,409
3.50%, 01/15/28	708	696,307
4.40%, 01/26/29	853	843,371
5.13%, 09/01/34	550	535,815
Ventas Realty LP
2.50%, 09/01/31	955	841,423
3.00%, 01/15/30	1,377	1,289,303
4.00%, 03/01/28	1,260	1,245,820
4.38%, 02/01/45	530	430,829
4.40%, 01/15/29(a)	1,740	1,722,818
4.75%, 11/15/30(a)	1,116	1,099,458
4.88%, 04/15/49	781	655,719
5.00%, 01/15/35	1,030	992,041
5.00%, 02/15/36(a)	1,090	1,042,902
5.10%, 07/15/32	810	802,798
5.63%, 07/01/34	1,070	1,077,361
5.70%, 09/30/43	631	605,980
VICI Properties LP
4.75%, 02/15/28	2,263	2,258,176
4.75%, 04/01/28	460	458,661
4.95%, 02/15/30	2,180	2,151,068
5.13%, 11/15/31	2,270	2,219,932
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
5.13%, 05/15/32	$2,750	$2,674,081
5.40%, 10/15/31(a)	920	913,229
5.63%, 04/01/35	1,510	1,477,349
5.63%, 05/15/52(a)	1,425	1,247,724
5.75%, 04/01/34	1,411	1,396,633
5.75%, 10/15/36	985	957,513
6.13%, 04/01/54(a)	895	839,982
VICI Properties LP/VICI Note Co., Inc.
3.88%, 02/15/29(b)	1,672	1,619,957
4.13%, 08/15/30(b)	2,085	1,980,641
4.50%, 01/15/28(b)	577	572,161
4.63%, 12/01/29(b)	2,615	2,553,742
WEA Finance LLC
3.50%, 06/15/29(a)(b)	1,362	1,308,454
4.13%, 09/20/28(a)(b)	706	694,850
4.63%, 09/20/48(a)(b)	987	775,908
WEA Finance LLC/Westfield U.K. & Europe Finance PLC, 4.75%, 09/17/44(b)	890	738,218
Welltower OP LLC
2.05%, 01/15/29	995	935,623
2.75%, 01/15/31	1,138	1,038,354
2.75%, 01/15/32	855	761,842
2.80%, 06/01/31(a)	1,545	1,402,560
3.10%, 01/15/30	1,684	1,588,671
3.85%, 06/15/32(a)	757	710,565
4.13%, 03/15/29	1,384	1,362,751
4.25%, 04/15/28	1,502	1,493,391
4.50%, 07/01/30	2,220	2,186,313
4.95%, 09/01/48	1,035	912,729
5.13%, 07/01/35	1,945	1,908,470
5.13%, 03/15/43	500	454,876
6.50%, 03/15/41	880	941,983
Weyerhaeuser Co.
3.38%, 03/09/33	1,102	981,665
4.00%, 11/15/29	1,532	1,488,176
4.00%, 04/15/30(a)	1,842	1,777,426
4.00%, 03/09/52(a)	990	710,336
6.88%, 12/15/33	520	557,190
6.95%, 10/01/27(a)	915	936,420
7.38%, 03/15/32(a)	1,136	1,247,144
WP Carey, Inc.
2.25%, 04/01/33	689	566,992
2.40%, 02/01/31	1,089	968,363
2.45%, 02/01/32	565	488,113
3.85%, 07/15/29(a)	979	950,945
4.65%, 07/15/30	858	843,690
5.20%, 09/15/36	680	652,128
5.38%, 06/30/34	615	606,793
		532,142,028
Retail — 2.0%
7-Eleven, Inc.
1.30%, 02/10/28(b)	1,910	1,817,639
1.80%, 02/10/31(b)	3,245	2,808,962
2.50%, 02/10/41(a)(b)	1,246	822,671
2.80%, 02/10/51(b)	2,441	1,377,060
Alimentation Couche-Tard, Inc.
2.95%, 01/25/30(a)(b)	1,878	1,757,686
3.44%, 05/13/41(b)	1,725	1,309,619
3.63%, 05/13/51(b)	605	412,854
3.80%, 01/25/50(b)	1,448	1,020,529
4.15%, 09/29/28(a)(b)	1,360	1,342,718
Security	Par (000)	Value
Retail (continued)
4.50%, 07/26/47(b)	$1,065	$849,750
5.08%, 09/29/35(b)	800	771,379
5.27%, 02/12/34(b)	1,570	1,547,129
5.62%, 02/12/54(b)	1,130	1,041,181
Arcos Dorados BV, 6.38%, 01/29/32(b)	525	540,409
AutoNation, Inc.
1.95%, 08/01/28	794	751,313
2.40%, 08/01/31(a)	1,348	1,177,434
3.80%, 11/15/27	496	490,172
3.85%, 03/01/32(a)	982	904,086
4.45%, 01/15/29	1,243	1,225,677
4.75%, 06/01/30	1,010	991,571
5.89%, 03/15/35(a)	820	819,769
AutoZone, Inc.
1.65%, 01/15/31(a)	1,086	939,659
3.75%, 04/18/29(a)	1,149	1,117,326
4.00%, 04/15/30(a)	1,259	1,216,069
4.50%, 02/01/28	870	867,383
4.75%, 08/01/32(a)	1,525	1,486,207
4.75%, 02/01/33	1,025	993,859
4.95%, 07/15/31(a)	1,080	1,069,891
5.10%, 07/15/29	1,165	1,172,110
5.13%, 06/15/30(a)	1,190	1,194,147
5.20%, 08/01/33	590	583,670
5.40%, 07/15/34(a)	1,350	1,344,018
6.25%, 11/01/28	925	951,469
6.55%, 11/01/33(a)	930	991,563
Best Buy Co., Inc.
1.95%, 10/01/30(a)	1,302	1,151,716
4.45%, 10/01/28	824	819,180
CK Hutchison International 20 Ltd., 3.38%, 05/08/50(a)(b)	730	502,845
CK Hutchison International 21 Ltd., 3.13%, 04/15/41(a)(b)	1,497	1,115,328
CK Hutchison International 24 II Ltd.
4.38%, 03/13/30(b)	707	697,482
4.75%, 09/13/34(b)	815	788,881
CK Hutchison International 24 Ltd.
5.38%, 04/26/29(b)	1,475	1,501,671
5.50%, 04/26/34(a)(b)	2,590	2,628,791
Costco Wholesale Corp.
1.60%, 04/20/30	3,439	3,088,799
1.75%, 04/20/32	1,664	1,421,753
Darden Restaurants, Inc.
4.35%, 10/15/27	600	598,150
4.55%, 10/15/29	973	958,882
4.55%, 02/15/48(a)	501	397,413
6.30%, 10/10/33	955	1,000,583
Dick's Sporting Goods, Inc.
3.15%, 01/15/32(a)	1,248	1,117,489
4.00%, 10/01/29	430	417,193
4.10%, 01/15/52(a)	1,490	1,014,911
Dollar General Corp.
3.50%, 04/03/30	2,267	2,144,226
4.13%, 05/01/28	926	916,393
4.13%, 04/03/50	865	638,125
5.00%, 11/01/32(a)	1,453	1,426,002
5.20%, 07/05/28(a)	1,276	1,284,427
5.45%, 07/05/33(a)	1,462	1,463,277
5.50%, 11/01/52(a)	529	475,368

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
Dollar Tree, Inc.
2.65%, 12/01/31	$1,400	$1,234,346
3.38%, 12/01/51	855	542,390
4.20%, 05/15/28	2,064	2,043,302
El Puerto de Liverpool SAB de CV
5.75%, 02/10/38(b)	1,215	1,145,943
6.26%, 01/22/32(a)(b)	890	913,988
6.66%, 01/22/37(b)	690	711,045
Ferguson Enterprises, Inc.
4.35%, 03/15/31	1,104	1,073,391
4.80%, 08/14/29	565	563,211
5.00%, 10/03/34	1,113	1,077,923
5.60%, 08/14/36	460	458,601
Genuine Parts Co.
1.88%, 11/01/30	1,048	909,120
2.75%, 02/01/32(a)	1,035	898,599
4.95%, 08/15/29	1,620	1,610,588
6.50%, 11/01/28	1,125	1,156,795
6.88%, 11/01/33(a)	670	715,516
Home Depot, Inc. (The)
0.90%, 03/15/28(a)	900	853,847
1.38%, 03/15/31	2,509	2,152,961
1.50%, 09/15/28	1,622	1,528,178
1.88%, 09/15/31(a)	1,676	1,451,727
2.38%, 03/15/51	2,435	1,309,810
2.70%, 04/15/30	3,147	2,928,908
2.75%, 09/15/51	1,840	1,067,499
2.80%, 09/14/27	1,930	1,900,582
2.95%, 06/15/29	3,272	3,129,648
3.13%, 12/15/49	2,337	1,496,945
3.25%, 04/15/32(a)	2,545	2,337,751
3.30%, 04/15/40	2,826	2,200,599
3.35%, 04/15/50	2,546	1,696,004
3.50%, 09/15/56	2,286	1,497,646
3.63%, 04/15/52	3,060	2,111,970
3.75%, 09/15/28	785	773,153
3.90%, 12/06/28	2,237	2,208,262
3.90%, 06/15/47	2,069	1,556,848
3.95%, 09/15/30	955	926,029
4.20%, 04/01/43	2,053	1,696,422
4.25%, 04/01/46	3,065	2,463,098
4.40%, 03/15/45	2,002	1,652,546
4.50%, 09/15/32(a)	2,065	2,020,795
4.50%, 12/06/48	3,000	2,448,672
4.65%, 09/15/35(a)	2,005	1,915,242
4.75%, 06/25/29(a)	2,490	2,496,919
4.85%, 06/25/31	2,275	2,273,060
4.88%, 02/15/44	2,019	1,793,381
4.90%, 04/15/29	1,490	1,500,095
4.95%, 06/25/34	3,290	3,235,737
4.95%, 09/15/52(a)	1,810	1,558,756
5.30%, 06/25/54(a)	2,469	2,231,785
5.40%, 09/15/40	1,480	1,441,580
5.40%, 06/25/64(a)	945	853,174
5.88%, 12/16/36	5,273	5,455,541
5.95%, 04/01/41	2,381	2,431,280
InRetail Consumer, 3.25%, 03/22/28(b)	245	237,940
Lowe's Companies, Inc.
1.30%, 04/15/28	1,371	1,299,699
1.70%, 09/15/28	1,710	1,610,197
1.70%, 10/15/30(a)	2,420	2,123,383
Security	Par (000)	Value
Retail (continued)
2.63%, 04/01/31(a)	$3,290	$2,967,358
2.80%, 09/15/41(a)	2,067	1,422,061
3.00%, 10/15/50	3,112	1,870,611
3.50%, 04/01/51	923	610,408
3.65%, 04/05/29	2,476	2,406,356
3.70%, 04/15/46	2,497	1,793,453
3.75%, 04/01/32	2,428	2,259,639
4.05%, 05/03/47	3,076	2,303,929
4.25%, 04/01/52	3,000	2,235,255
4.38%, 09/15/45	1,017	811,299
4.45%, 04/01/62	2,880	2,114,242
4.50%, 04/15/30(a)	2,359	2,326,278
4.55%, 04/05/49	1,284	1,023,040
4.65%, 04/15/42	1,304	1,122,594
5.00%, 04/15/33	2,235	2,203,936
5.00%, 04/15/40	675	619,864
5.00%, 09/15/43	601	528,620
5.13%, 04/15/50	845	725,867
5.15%, 07/01/33	2,585	2,562,193
5.50%, 10/15/35(a)	1,125	1,134,641
5.63%, 04/15/53(a)	2,890	2,652,377
5.75%, 07/01/53(a)	800	746,045
5.80%, 10/15/36	540	554,177
5.80%, 09/15/62	1,872	1,720,674
5.85%, 04/01/63	688	642,392
6.50%, 03/15/29	974	1,014,200
6.88%, 02/15/28	1,045	1,077,132
Lowe's Cos, Inc.
3.95%, 10/15/27	695	690,220
4.00%, 10/15/28	1,465	1,443,402
4.25%, 03/15/31	2,285	2,210,515
4.50%, 10/15/32	2,540	2,442,612
4.85%, 10/15/35(a)	2,455	2,337,155
Marks & Spencer PLC, 7.13%, 12/01/37(b)	510	543,464
McDonald's Corp.
2.13%, 03/01/30	1,882	1,718,693
2.63%, 09/01/29(a)	1,851	1,742,458
3.60%, 07/01/30	1,819	1,742,221
3.63%, 05/01/43	1,019	771,729
3.63%, 09/01/49	3,416	2,372,781
3.70%, 02/15/42	939	735,184
3.80%, 04/01/28	1,978	1,953,694
4.20%, 04/01/50	1,455	1,113,542
4.40%, 02/12/31(a)	1,250	1,228,820
4.45%, 03/01/47	1,830	1,479,212
4.45%, 09/01/48	1,413	1,136,443
4.60%, 05/15/30(a)	1,025	1,018,094
4.60%, 09/09/32(a)	1,565	1,539,655
4.60%, 05/26/45	1,315	1,104,391
4.70%, 12/09/35	1,852	1,767,670
4.80%, 08/14/28(a)	987	990,143
4.88%, 07/15/40	565	515,859
4.88%, 12/09/45	2,969	2,571,324
4.95%, 08/14/33(a)	1,095	1,090,255
4.95%, 03/03/35	930	905,163
5.00%, 05/17/29(a)	1,076	1,083,732
5.00%, 02/13/36(a)	1,795	1,746,298
5.15%, 09/09/52(a)	1,499	1,311,827
5.20%, 05/17/34	760	760,833
5.45%, 08/14/53(a)	1,479	1,359,224
5.70%, 02/01/39(a)	786	792,948
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
6.30%, 10/15/37	$1,667	$1,764,830
6.30%, 03/01/38	1,598	1,692,777
O'Reilly Automotive, Inc.
1.75%, 03/15/31	755	652,934
3.60%, 09/01/27	1,175	1,164,498
3.90%, 06/01/29	1,006	981,637
4.20%, 04/01/30	1,046	1,017,554
4.35%, 06/01/28	1,232	1,223,532
4.70%, 06/15/32	1,215	1,187,313
4.80%, 08/14/29	805	802,916
5.00%, 08/19/34	836	810,386
5.05%, 08/14/31	705	702,084
5.10%, 03/12/36	1,100	1,058,863
5.55%, 03/14/37	715	707,834
Ross Stores, Inc., 1.88%, 04/15/31	818	713,868
Starbucks Corp.
2.25%, 03/12/30	1,723	1,572,873
2.55%, 11/15/30(a)	2,679	2,433,697
3.00%, 02/14/32	1,660	1,499,936
3.35%, 03/12/50	1,107	723,150
3.50%, 03/01/28	1,159	1,139,886
3.50%, 11/15/50(a)	2,412	1,613,553
3.55%, 08/15/29	1,903	1,839,924
3.75%, 12/01/47	1,157	832,335
4.00%, 11/15/28	1,625	1,600,991
4.30%, 06/15/45(a)	655	524,371
4.45%, 08/15/49	1,940	1,536,083
4.50%, 05/15/28	797	794,667
4.50%, 11/15/48	582	466,015
4.80%, 02/15/33	1,095	1,070,620
4.90%, 02/15/31	1,050	1,049,883
5.00%, 02/15/34	586	576,149
Target Corp.
2.35%, 02/15/30	1,590	1,467,147
2.65%, 09/15/30	1,059	972,986
2.95%, 01/15/52(a)	1,515	925,758
3.38%, 04/15/29	1,826	1,772,948
3.63%, 04/15/46	1,365	996,685
3.90%, 11/15/47	1,612	1,208,206
4.00%, 07/01/42	1,977	1,606,959
4.35%, 06/15/28	1,345	1,340,924
4.40%, 01/15/33(a)	1,045	1,013,076
4.50%, 09/15/32	2,080	2,044,085
4.50%, 09/15/34(a)	1,560	1,485,599
4.80%, 01/15/53(a)	1,899	1,621,793
5.00%, 04/15/35(a)	1,595	1,562,803
5.25%, 02/15/36(a)	1,140	1,135,903
6.35%, 11/01/32	423	452,971
6.50%, 10/15/37	762	822,615
7.00%, 01/15/38	890	1,004,343
Tiffany & Co., 4.90%, 10/01/44	580	502,634
TJX Companies, Inc. (The)
1.15%, 05/15/28	1,525	1,440,061
1.60%, 05/15/31	1,210	1,042,589
3.88%, 04/15/30	1,257	1,214,592
4.50%, 04/15/50(a)	516	425,074
Tractor Supply Co.
1.75%, 11/01/30	1,505	1,312,392
5.20%, 01/30/32	920	918,105
5.25%, 05/15/33(a)	1,175	1,167,969
Security	Par (000)	Value
Retail (continued)
Walmart, Inc.
2.38%, 09/24/29(a)	$309	$290,173
2.50%, 09/22/41	2,512	1,741,617
2.65%, 09/22/51(a)	2,478	1,458,316
2.95%, 09/24/49	1,318	841,695
3.25%, 07/08/29	1,492	1,443,214
3.63%, 12/15/47(a)	895	676,116
3.70%, 06/26/28	2,893	2,857,626
3.90%, 04/15/28	1,495	1,482,961
3.95%, 06/28/38(a)	1,355	1,211,182
4.00%, 04/30/29	1,325	1,307,869
4.00%, 04/15/30	1,113	1,088,949
4.00%, 04/11/43	769	633,587
4.05%, 06/29/48	3,125	2,471,384
4.10%, 04/15/33(a)	3,205	3,067,923
4.15%, 04/30/31	1,985	1,940,057
4.15%, 09/09/32(a)	2,475	2,398,619
4.30%, 04/22/44(a)	810	696,592
4.35%, 04/28/30	1,800	1,783,717
4.45%, 04/30/33	2,440	2,378,013
4.50%, 09/09/52	2,011	1,663,312
4.50%, 04/15/53(a)	2,485	2,052,269
4.75%, 04/30/36	2,197	2,129,709
4.88%, 07/08/40	730	684,250
4.90%, 04/28/35(a)	2,745	2,705,588
5.00%, 10/25/40(a)	330	320,617
5.25%, 09/01/35	2,985	3,007,098
5.63%, 04/01/40	1,095	1,114,505
5.63%, 04/15/41(a)	1,330	1,361,967
6.20%, 04/15/38(a)	1,525	1,647,462
6.50%, 08/15/37(a)	1,675	1,852,857
7.55%, 02/15/30(a)	1,380	1,509,223
		354,898,336
Savings & Loans — 0.1%
Nationwide Building Society
3.96%, 07/18/30(b)(d)	2,146	2,081,032
4.13%, 10/18/32, (5-year USD ICE Swap + 1.85%)(b)(d)	1,227	1,211,409
4.30%, 03/08/29(b)(d)	2,356	2,339,295
4.35%, 09/30/30(b)	1,520	1,476,231
4.65%, 07/14/29, (1-day SOFR + 1.06%)(a)(b)(d)	2,000	1,994,314
5.05%, 07/14/32, (1-day SOFR + 1.10%)(a)(b)(d)	1,645	1,619,605
5.13%, 07/29/29(b)	1,240	1,247,731
5.52%, 07/14/37, (1-day SOFR + 1.42%)(b)(d)	1,060	1,032,656
5.54%, 07/14/36, (1-day SOFR + 1.65%)(b)(d)	1,625	1,601,029
		14,603,302
Semiconductors — 2.3%
Advanced Micro Devices, Inc.
3.92%, 06/01/32(a)	885	830,789
4.32%, 03/24/28	1,515	1,510,222
4.39%, 06/01/52(a)	760	590,494
4.60%, 08/17/29	1,935	1,924,627
5.00%, 08/17/31	2,395	2,376,416
5.25%, 08/17/33	1,820	1,799,358
5.50%, 08/17/36	1,860	1,826,286
Analog Devices, Inc.
1.70%, 10/01/28	1,300	1,224,316
2.10%, 10/01/31	2,192	1,908,922

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Semiconductors (continued)
2.80%, 10/01/41(a)	$1,526	$1,065,115
2.95%, 10/01/51(a)	1,778	1,081,755
4.25%, 06/15/28	2,155	2,142,751
4.25%, 10/01/32	85	82,457
4.50%, 06/15/30	1,200	1,186,035
5.05%, 04/01/34	940	927,672
5.30%, 12/15/45	700	643,201
5.30%, 04/01/54	990	894,541
Applied Materials, Inc.
1.75%, 06/01/30	2,082	1,857,871
2.75%, 06/01/50(a)	1,567	945,284
4.00%, 01/15/31	1,225	1,181,381
4.35%, 04/01/47	1,235	1,011,078
4.60%, 01/15/36	680	641,700
4.80%, 06/15/29	1,295	1,298,878
5.10%, 10/01/35(a)	913	899,171
5.85%, 06/15/41(a)	1,435	1,448,848
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.50%, 01/15/28	1,408	1,386,713
Broadcom, Inc.
1.95%, 02/15/28	1,297	1,248,254
2.45%, 02/15/31	5,548	4,929,533
2.60%, 02/15/33(a)	3,530	2,960,020
3.14%, 11/15/35	6,468	5,203,956
3.19%, 11/15/36(a)	5,395	4,255,320
3.42%, 04/15/33	4,320	3,788,086
3.47%, 04/15/34	6,433	5,517,715
3.50%, 02/15/41	6,694	4,972,281
3.75%, 02/15/51	3,593	2,418,378
4.00%, 04/15/29	2,102	2,056,879
4.15%, 11/15/30	4,284	4,111,457
4.15%, 04/15/32	2,275	2,128,831
4.20%, 10/15/30	1,345	1,293,011
4.30%, 01/15/31	1,375	1,324,995
4.30%, 11/15/32	3,984	3,731,241
4.35%, 02/15/30	3,944	3,843,374
4.55%, 02/15/32	1,815	1,737,953
4.60%, 07/15/30	3,062	2,998,961
4.60%, 01/15/33	2,215	2,102,128
4.75%, 04/15/29(a)	2,640	2,633,517
4.80%, 04/15/28	2,170	2,172,654
4.80%, 10/15/34	3,330	3,116,087
4.80%, 02/15/36(a)	4,027	3,695,433
4.90%, 07/15/32(a)	3,245	3,148,514
4.90%, 02/15/38	250	229,764
4.93%, 05/15/37(b)	650	596,551
4.95%, 01/15/36	2,055	1,910,968
5.00%, 04/15/30	1,815	1,806,161
5.05%, 04/15/30	2,530	2,520,299
5.15%, 11/15/31(a)	3,570	3,540,427
5.20%, 04/15/32	2,759	2,731,592
5.20%, 07/15/35	4,680	4,459,905
5.70%, 01/15/56	1,160	1,044,964
Foundry JV Holdco LLC
5.50%, 01/25/31(b)	2,676	2,698,530
5.88%, 01/25/34(b)	3,255	3,227,307
5.90%, 01/25/30(b)	1,811	1,850,473
5.90%, 01/25/33(b)	2,544	2,584,505
6.10%, 01/25/36(b)	2,725	2,778,108
6.15%, 01/25/32(b)	1,655	1,705,546
6.20%, 01/25/37(b)	2,800	2,868,684
Security	Par (000)	Value
Semiconductors (continued)
6.25%, 01/25/35(b)	$2,595	$2,673,023
6.30%, 01/25/39(b)	2,380	2,447,869
6.40%, 01/25/38(a)(b)	2,275	2,357,077
Intel Corp.
1.60%, 08/12/28	1,965	1,850,838
2.00%, 08/12/31	2,297	1,973,292
2.45%, 11/15/29	3,677	3,399,333
2.80%, 08/12/41	1,956	1,312,855
3.05%, 08/12/51	2,725	1,604,356
3.10%, 02/15/60	1,998	1,070,953
3.20%, 08/12/61	1,450	787,410
3.25%, 11/15/49	3,666	2,257,908
3.73%, 12/08/47	3,571	2,447,597
3.90%, 03/25/30	2,788	2,680,431
4.00%, 08/05/29	1,227	1,197,282
4.00%, 12/15/32	1,782	1,651,386
4.10%, 05/19/46	2,145	1,575,590
4.10%, 05/11/47	2,147	1,562,425
4.15%, 08/05/32	2,330	2,188,383
4.25%, 12/15/42(a)	1,498	1,183,745
4.60%, 03/25/40	1,586	1,373,338
4.65%, 06/01/31	2,865	2,794,643
4.75%, 03/25/50(a)	3,861	3,037,822
4.80%, 10/01/41	1,260	1,078,670
4.88%, 02/10/28	2,889	2,894,526
4.90%, 07/29/45(a)	1,346	1,116,436
4.90%, 08/05/52	3,605	2,866,143
4.95%, 03/25/60(a)	1,861	1,453,684
5.00%, 02/21/31	995	989,023
5.00%, 08/15/33	2,860	2,777,162
5.05%, 08/05/62(a)	1,486	1,160,962
5.13%, 02/10/30	2,282	2,286,464
5.15%, 02/21/34(a)	1,730	1,683,883
5.20%, 02/10/33	4,022	3,976,330
5.30%, 05/15/36	3,457	3,332,021
5.60%, 02/21/54(a)	2,875	2,519,240
5.63%, 02/10/43	1,936	1,798,442
5.70%, 02/10/53	4,013	3,582,738
5.90%, 02/10/63	1,505	1,346,579
6.13%, 05/15/56	2,969	2,799,857
6.20%, 05/15/66	2,538	2,365,402
Kioxia Holdings Corp.
6.25%, 07/24/30(b)	10	10,224
6.63%, 07/24/33(b)	140	144,634
KLA Corp.
3.30%, 03/01/50(a)	1,451	955,269
4.10%, 03/15/29	1,888	1,858,895
4.65%, 07/15/32	1,874	1,832,545
4.70%, 02/01/34(a)	705	680,501
4.95%, 07/15/52(a)	2,600	2,229,746
5.00%, 03/15/49	857	747,966
5.25%, 07/15/62	1,500	1,309,957
5.65%, 11/01/34	548	554,321
Lam Research Corp.
1.90%, 06/15/30	1,704	1,527,293
2.88%, 06/15/50	738	452,559
3.13%, 06/15/60	1,066	622,443
4.00%, 03/15/29	1,868	1,834,447
4.88%, 03/15/49(a)	1,380	1,198,688
Marvell Technology, Inc.
2.45%, 04/15/28(a)	1,270	1,225,016
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Semiconductors (continued)
2.95%, 04/15/31	$1,715	$1,552,853
4.75%, 07/15/30	1,055	1,039,692
4.88%, 06/22/28	1,113	1,114,820
5.30%, 04/15/36	1,180	1,137,412
5.45%, 07/15/35	1,095	1,077,354
5.75%, 02/15/29	1,335	1,360,057
5.95%, 09/15/33	975	1,000,819
Microchip Technology, Inc.
4.90%, 03/15/28	1,575	1,577,661
5.05%, 03/15/29(a)	1,170	1,173,571
5.05%, 02/15/30	1,547	1,539,124
Micron Technology, Inc.
2.70%, 04/15/32	2,232	1,967,625
3.37%, 11/01/41	634	475,089
3.48%, 11/01/51	1,095	731,658
NVIDIA Corp.
1.55%, 06/15/28	3,030	2,876,905
2.00%, 06/15/31	3,405	2,986,709
2.85%, 04/01/30	3,325	3,108,366
3.50%, 04/01/40	2,367	1,868,407
3.50%, 04/01/50(a)	3,304	2,218,075
3.70%, 04/01/60(a)	964	638,661
4.25%, 06/15/28	5,475	5,443,198
4.35%, 06/15/29	5,635	5,576,414
4.50%, 06/15/31	8,940	8,733,669
4.75%, 06/15/33	5,680	5,500,405
4.95%, 06/15/36(a)	8,955	8,512,641
5.55%, 06/15/46	7,957	7,313,877
5.63%, 06/15/56(a)	8,174	7,338,719
NXP BV/NXP Funding LLC, 5.55%, 12/01/28	691	699,390
NXP BV/NXP Funding LLC/NXP USA, Inc.
2.50%, 05/11/31	2,248	1,991,940
2.65%, 02/15/32	2,104	1,834,580
3.13%, 02/15/42	490	347,959
3.25%, 05/11/41	2,340	1,697,954
3.25%, 11/30/51(a)	714	448,577
3.40%, 05/01/30	1,693	1,596,129
4.30%, 08/19/28	800	791,832
4.30%, 06/18/29(a)	2,451	2,410,231
4.85%, 08/19/32	1,003	973,864
5.00%, 01/15/33	1,632	1,594,079
5.25%, 08/19/35(a)	975	946,113
Qorvo, Inc.
3.38%, 04/01/31(b)	1,457	1,332,983
4.38%, 10/15/29(a)	1,630	1,567,494
QUALCOMM, Inc.
1.30%, 05/20/28	1,811	1,715,454
1.65%, 05/20/32(a)	2,086	1,742,783
2.15%, 05/20/30(a)	2,555	2,319,272
3.25%, 05/20/50(a)	1,560	997,015
4.25%, 05/20/32	931	899,764
4.30%, 05/20/47	2,829	2,203,004
4.50%, 05/20/30	920	911,405
4.50%, 05/20/52	1,998	1,564,523
4.65%, 05/20/35(a)	1,492	1,423,317
4.75%, 05/20/32	1,220	1,203,246
4.80%, 05/20/45	2,885	2,463,153
5.00%, 05/20/35(a)	1,435	1,393,166
5.40%, 05/20/33	1,420	1,443,390
6.00%, 05/20/53	1,970	1,919,098
Security	Par (000)	Value
Semiconductors (continued)
SK Hynix, Inc.
2.38%, 01/19/31(a)(b)	$2,500	$2,231,191
4.25%, 09/11/28(b)	1,160	1,146,483
4.38%, 09/11/30(b)	10	9,737
5.50%, 01/16/29(a)(b)	1,685	1,706,482
6.38%, 01/17/28(a)(b)	1,002	1,023,522
6.50%, 01/17/33(a)(b)	1,195	1,269,381
Skyworks Solutions, Inc.
3.00%, 06/01/31	892	794,986
5.00%, 08/10/28	815	814,535
5.75%, 01/10/32	1,225	1,216,017
6.25%, 08/10/36	1,225	1,200,530
Texas Instruments, Inc.
1.75%, 05/04/30	1,810	1,621,222
1.90%, 09/15/31	1,240	1,074,564
2.25%, 09/04/29	1,500	1,396,962
2.70%, 09/15/51	990	571,603
2.90%, 11/03/27	1,159	1,140,367
3.65%, 08/16/32(a)	770	719,471
3.88%, 03/15/39	1,927	1,628,050
4.10%, 08/16/52	969	728,509
4.15%, 05/15/48(a)	3,054	2,381,316
4.50%, 05/23/30	1,080	1,067,516
4.60%, 02/15/28	1,150	1,150,511
4.60%, 02/08/29	1,411	1,410,490
4.85%, 02/08/34	860	845,254
4.90%, 03/14/33(a)	1,722	1,708,670
5.00%, 03/14/53	1,175	1,017,185
5.05%, 05/18/63	2,562	2,158,125
5.10%, 05/23/35	1,177	1,156,298
5.15%, 02/08/54(a)	915	813,762
TSMC Arizona Corp.
2.50%, 10/25/31	2,335	2,079,521
3.13%, 10/25/41	1,785	1,380,531
3.25%, 10/25/51	2,350	1,648,716
4.13%, 04/22/29	905	893,012
4.25%, 04/22/32	1,335	1,291,775
4.50%, 04/22/52(a)	1,370	1,189,246
TSMC Global Ltd.
1.00%, 09/28/27(b)	1,540	1,483,538
1.38%, 09/28/30(a)(b)	2,132	1,863,361
1.75%, 04/23/28(a)(b)	1,845	1,763,267
2.25%, 04/23/31(a)(b)	2,746	2,449,966
4.63%, 07/22/32(b)	455	448,843
Xilinx, Inc., 2.38%, 06/01/30	1,523	1,387,319
		415,445,195
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.
2.04%, 08/16/28(a)	1,557	1,474,716
3.48%, 12/01/27	282	277,795
4.20%, 05/01/30	1,202	1,164,863
5.35%, 01/15/30	1,365	1,376,086
5.75%, 01/15/35	1,015	1,023,797
		5,317,257
Software — 2.4%
Adobe, Inc.
2.30%, 02/01/30(a)	2,726	2,504,270
4.75%, 01/17/28	1,429	1,433,171
4.80%, 04/04/29	2,467	2,475,746
4.95%, 01/17/30	615	617,268

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Software (continued)
4.95%, 04/04/34(a)	$1,453	$1,419,396
5.30%, 01/17/35(a)	430	427,003
Atlassian Corp.
5.25%, 05/15/29	876	878,116
5.50%, 05/15/34	735	722,793
Autodesk, Inc.
2.40%, 12/15/31(a)	1,900	1,650,779
2.85%, 01/15/30	1,508	1,407,586
5.30%, 06/15/35	770	754,396
Cadence Design Systems, Inc.
4.20%, 09/10/27	965	961,589
4.30%, 09/10/29	1,686	1,659,643
4.70%, 09/10/34	1,160	1,113,294
Concentrix Corp.
6.50%, 03/01/29(a)	615	604,504
6.60%, 08/02/28(a)	1,520	1,531,993
6.85%, 08/02/33(a)	865	833,850
Constellation Software, Inc./Canada
5.16%, 02/16/29(a)(b)	1,168	1,166,721
5.46%, 02/16/34(b)	690	668,392
Fidelity National Information Services, Inc.
1.65%, 03/01/28	1,032	984,956
2.25%, 03/01/31(a)	1,106	971,676
3.10%, 03/01/41(a)	1,555	1,089,728
3.75%, 05/21/29	315	304,748
4.45%, 03/10/28	995	989,236
4.50%, 08/15/46(a)	885	698,046
4.55%, 03/10/29	3,393	3,354,314
4.80%, 03/10/31(a)	2,215	2,169,187
5.10%, 07/15/32(a)	885	871,549
5.63%, 07/15/52(a)	1,540	1,396,481
Series 30Y, 4.75%, 05/15/48(a)	642	513,966
Fiserv, Inc.
2.65%, 06/01/30	1,588	1,446,637
3.50%, 07/01/29(a)	5,303	5,080,580
4.20%, 10/01/28(a)	2,165	2,132,065
4.55%, 02/15/31	1,705	1,646,511
4.75%, 03/15/30	1,777	1,748,924
5.15%, 08/12/34(a)	1,970	1,871,693
5.25%, 08/11/35(a)	1,671	1,591,022
5.35%, 03/15/31	1,421	1,415,841
5.38%, 08/21/28	1,660	1,673,186
5.45%, 03/02/28	1,880	1,893,507
5.45%, 03/15/34	1,250	1,215,252
5.60%, 03/02/33	1,915	1,900,024
5.63%, 08/21/33(a)	2,369	2,346,166
Intuit, Inc.
1.65%, 07/15/30	1,246	1,099,228
4.95%, 06/15/31	910	900,049
5.13%, 09/15/28	2,127	2,143,450
5.20%, 09/15/33	2,194	2,165,398
5.50%, 06/15/36(a)	1,645	1,601,360
5.50%, 09/15/53(a)	2,145	1,861,407
Microsoft Corp.
1.35%, 09/15/30(a)	1,211	1,068,053
2.50%, 09/15/50	2,871	1,607,941
2.53%, 06/01/50(a)	11,114	6,257,123
2.68%, 06/01/60	7,292	3,791,890
2.92%, 03/17/52(a)	10,974	6,585,900
3.04%, 03/17/62(a)	3,906	2,199,338
3.45%, 08/08/36(a)	3,336	2,909,044
Security	Par (000)	Value
Software (continued)
3.50%, 02/12/35(a)	$722	$650,289
3.50%, 11/15/42(a)	754	583,548
3.70%, 08/08/46	3,503	2,612,757
3.75%, 02/12/45	1,050	805,312
3.95%, 08/08/56(a)	1,175	848,018
4.00%, 02/12/55(a)	990	727,787
4.10%, 02/06/37(a)	1,932	1,767,951
4.20%, 11/03/35(a)	1,196	1,127,519
4.25%, 02/06/47(a)	2,195	1,779,688
4.45%, 11/03/45(a)	1,531	1,290,687
4.50%, 10/01/40	986	892,384
4.50%, 06/15/47	1,147	957,831
4.50%, 02/06/57(a)	1,680	1,346,111
4.75%, 11/03/55(a)	585	489,512
5.20%, 06/01/39(a)	1,131	1,128,666
5.30%, 02/08/41(a)	1,442	1,430,339
MSCI, Inc.
3.25%, 08/15/33(a)(b)	1,194	1,035,606
3.63%, 09/01/30(b)	2,175	2,037,370
3.63%, 11/01/31(b)	1,555	1,414,331
3.88%, 02/15/31(b)	1,375	1,284,903
4.00%, 11/15/29(b)	2,790	2,688,609
5.15%, 03/15/36	770	730,763
5.25%, 09/01/35(a)	2,007	1,923,551
Open Text Corp., 6.90%, 12/01/27(b)	1,386	1,411,829
Oracle Corp.
2.30%, 03/25/28	3,274	3,132,249
2.88%, 03/25/31	5,837	5,110,324
2.95%, 04/01/30	6,509	5,895,939
3.25%, 11/15/27(a)	4,985	4,885,568
3.25%, 05/15/30(a)	1,635	1,490,164
3.60%, 04/01/40	6,249	4,331,214
3.60%, 04/01/50	8,177	4,745,216
3.65%, 03/25/41	4,500	3,038,820
3.80%, 11/15/37	3,706	2,818,618
3.85%, 07/15/36(a)	2,487	1,974,808
3.85%, 04/01/60(a)	5,386	3,035,261
3.90%, 05/15/35(a)	3,512	2,868,143
3.95%, 03/25/51	5,568	3,377,156
4.00%, 07/15/46	5,802	3,720,601
4.00%, 11/15/47	3,855	2,419,213
4.10%, 03/25/61(a)	2,310	1,350,654
4.13%, 05/15/45(a)	4,505	2,971,473
4.20%, 09/27/29	2,075	1,994,502
4.30%, 07/08/34	3,679	3,181,055
4.38%, 05/15/55	2,290	1,444,806
4.45%, 09/26/30	4,365	4,131,928
4.50%, 05/06/28	1,010	999,229
4.50%, 07/08/44	1,714	1,209,432
4.55%, 02/04/29	6,105	5,966,685
4.65%, 05/06/30(a)	2,270	2,183,437
4.70%, 09/27/34	4,012	3,539,701
4.80%, 08/03/28	2,380	2,362,779
4.80%, 09/26/32(a)	5,635	5,210,063
4.90%, 02/06/33	3,155	2,905,741
4.95%, 02/04/31(a)	7,473	7,160,872
5.20%, 09/26/35	8,139	7,301,493
5.25%, 02/03/32	2,750	2,639,191
5.35%, 05/04/33	6,955	6,553,480
5.38%, 07/15/40	4,767	3,968,054
5.38%, 09/27/54	3,820	2,795,528
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Software (continued)
5.50%, 08/03/35	$4,075	$3,736,960
5.50%, 09/27/64	2,315	1,666,840
5.55%, 02/06/53	4,446	3,364,260
5.70%, 02/04/36(a)	7,780	7,193,726
5.88%, 09/26/45	4,980	4,106,687
5.95%, 09/26/55	4,404	3,498,798
6.00%, 08/03/55	3,864	3,112,874
6.10%, 09/26/65	3,605	2,845,817
6.13%, 07/08/39(a)	2,514	2,301,848
6.13%, 08/03/65	1,195	944,503
6.15%, 11/09/29	2,935	2,976,808
6.25%, 11/09/32(a)	4,271	4,254,702
6.50%, 04/15/38(a)	1,765	1,706,658
6.55%, 02/04/46	3,855	3,444,275
6.70%, 02/04/56(a)	7,657	6,744,046
6.85%, 02/04/66	5,499	4,828,181
6.90%, 11/09/52	5,088	4,593,906
Paychex, Inc.
5.10%, 04/15/30	2,632	2,633,001
5.35%, 04/15/32	3,040	3,037,289
5.60%, 04/15/35(a)	1,585	1,573,055
Roper Technologies, Inc.
1.40%, 09/15/27(a)	1,522	1,476,514
1.75%, 02/15/31(a)	2,011	1,734,029
2.00%, 06/30/30(a)	1,317	1,173,131
2.95%, 09/15/29(a)	1,399	1,321,306
4.20%, 09/15/28	1,738	1,717,850
4.25%, 09/15/28(a)	1,120	1,108,093
4.45%, 09/15/30	1,040	1,015,795
4.50%, 10/15/29(a)	1,025	1,011,775
4.75%, 02/15/32	995	969,836
4.90%, 10/15/34	2,135	2,027,038
5.10%, 09/15/35	1,085	1,033,953
Salesforce, Inc.
1.50%, 07/15/28	2,136	2,018,038
1.95%, 07/15/31	4,072	3,520,643
2.70%, 07/15/41	2,648	1,763,126
2.90%, 07/15/51	3,199	1,800,815
3.05%, 07/15/61	2,315	1,230,156
3.70%, 04/11/28	2,157	2,127,393
4.50%, 03/15/28	5,550	5,539,635
4.65%, 03/15/29	6,540	6,511,632
4.90%, 09/15/31	6,405	6,321,650
5.20%, 03/15/33	4,823	4,761,832
5.55%, 03/15/36	8,410	8,256,219
6.40%, 03/15/46	3,122	3,074,485
6.55%, 03/15/56	7,325	7,147,739
6.70%, 03/15/66(a)	1,960	1,933,888
ServiceNow, Inc.
1.40%, 09/01/30	2,774	2,415,402
4.25%, 05/15/28	325	323,218
4.70%, 08/15/31(a)	800	786,135
5.05%, 05/15/33	1,105	1,085,787
5.40%, 05/15/36	1,270	1,245,214
6.30%, 05/15/56(a)	220	217,701
Synopsys, Inc.
4.65%, 04/01/28	2,017	2,013,727
4.85%, 04/01/30	3,656	3,634,148
5.00%, 04/01/32	2,288	2,258,826
5.15%, 04/01/35(a)	4,175	4,054,159
5.70%, 04/01/55	4,340	4,017,891
Security	Par (000)	Value
Software (continued)
Take-Two Interactive Software, Inc.
4.00%, 04/14/32(a)	$520	$487,188
4.95%, 03/28/28	1,820	1,824,749
5.40%, 06/12/29	1,068	1,080,636
5.60%, 06/12/34	315	316,900
VMware LLC
1.80%, 08/15/28	1,743	1,649,717
2.20%, 08/15/31	2,496	2,163,514
4.70%, 05/15/30	1,895	1,866,055
Workday, Inc.
3.70%, 04/01/29	1,343	1,301,218
3.80%, 04/01/32(a)	2,495	2,317,494
		424,225,228
Sovereign Debt Securities — 0.0%
Amazon Conservation DAC, 6.03%, 01/16/42(b)	90	88,627
CoBank ACB
7.13%, (5-year CMT + 2.82%)(d)(e)	30	30,288
7.25%, (5-year CMT + 2.88%)(d)(e)	850	859,012
Platinum for Belize Blue Investment Co. LLC, 4.47%, 10/20/40(b)(c)	50	43,020
		1,020,947
Telecommunications — 3.9%
America Movil SAB de CV
2.88%, 05/07/30	2,480	2,290,957
3.63%, 04/22/29	2,222	2,143,080
4.38%, 07/16/42(a)	2,455	2,045,916
4.38%, 04/22/49(a)	1,562	1,246,931
4.70%, 07/21/32	2,275	2,210,651
5.00%, 01/20/33	260	254,111
6.13%, 11/15/37(a)	660	677,915
6.13%, 03/30/40	3,889	3,944,099
6.38%, 03/01/35(a)	2,355	2,491,320
AT&T, Inc.
1.65%, 02/01/28	4,193	4,021,001
2.25%, 02/01/32	5,135	4,417,277
2.55%, 12/01/33	7,829	6,464,939
2.75%, 06/01/31	6,162	5,556,339
3.10%, 02/01/43	1,893	1,308,860
3.30%, 02/01/52	2,555	1,518,581
3.50%, 06/01/41	4,524	3,354,138
3.50%, 09/15/53	14,558	8,883,404
3.50%, 02/01/61	1,395	804,694
3.55%, 09/15/55	14,196	8,605,491
3.65%, 06/01/51	5,884	3,774,558
3.65%, 09/15/59(a)	11,624	7,000,964
3.80%, 12/01/57	9,868	6,199,142
3.85%, 06/01/60	3,126	1,954,340
4.10%, 02/15/28(a)	3,065	3,040,952
4.30%, 02/15/30	6,505	6,369,984
4.30%, 12/15/42	3,258	2,574,119
4.35%, 03/01/29	6,065	5,998,179
4.35%, 06/15/45	2,995	2,290,623
4.40%, 04/30/31(a)	840	816,698
4.50%, 05/15/35	5,235	4,809,788
4.50%, 03/09/48	3,925	2,985,044
4.55%, 11/01/32(a)	3,610	3,465,775
4.55%, 03/09/49	2,664	2,021,281
4.65%, 06/01/44	1,041	848,539
4.70%, 08/15/30	2,455	2,428,187
4.75%, 04/30/33	1,450	1,394,966

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
4.75%, 05/15/46	$4,250	$3,404,978
4.80%, 06/15/44	852	713,368
4.85%, 03/01/39	2,053	1,839,215
4.85%, 07/15/45	775	641,937
4.90%, 11/01/35(a)	2,236	2,110,600
4.90%, 08/15/37	1,683	1,555,687
5.13%, 04/30/36	2,145	2,043,267
5.15%, 03/15/42(a)	786	693,132
5.15%, 11/15/46(a)	1,640	1,383,802
5.15%, 02/15/50	1,291	1,077,788
5.25%, 10/30/36	2,695	2,575,916
5.25%, 03/01/37	2,660	2,534,457
5.35%, 09/01/40(a)	1,401	1,304,177
5.38%, 08/15/35	2,875	2,809,755
5.40%, 02/15/34	5,609	5,570,335
5.45%, 03/01/47	1,828	1,606,243
5.55%, 08/15/41	1,033	968,387
5.55%, 11/01/45	2,963	2,643,609
5.65%, 02/15/47(a)	1,695	1,547,194
5.70%, 11/01/54	3,445	3,013,451
5.70%, 03/01/57(a)	1,013	927,229
5.85%, 04/30/46	3,155	2,905,245
6.00%, 08/15/40	1,188	1,170,945
6.00%, 04/30/56	2,055	1,871,211
6.05%, 08/15/56	3,470	3,188,774
6.15%, 09/15/34(a)	582	597,569
6.20%, 10/30/56(a)	1,070	1,004,593
6.25%, 03/29/41(a)	650	642,931
6.30%, 01/15/38	1,235	1,267,522
6.30%, 10/30/66	1,745	1,627,409
6.38%, 03/01/41	998	1,028,895
6.55%, 02/15/39(a)	702	742,180
Beacon Point DC LLC, 6.13%, 11/30/42(a)(b)	8,064	7,653,596
Bell Telephone Co. of Canada or Bell Canada
4.46%, 04/01/48(a)	660	528,561
5.10%, 05/11/33(a)	1,780	1,743,782
5.20%, 02/15/34(a)	1,695	1,661,796
5.45%, 11/15/36(a)	1,165	1,129,985
5.55%, 02/15/54(a)	1,625	1,474,387
Series US-5, 2.15%, 02/15/32	25	21,526
Bharti Airtel Ltd., 3.25%, 06/03/31(a)(b)	575	527,620
British Telecommunications Ltd.
3.25%, 11/08/29(a)(b)	2,052	1,950,432
4.25%, 11/08/49(b)	785	594,041
5.13%, 12/04/28	1,326	1,333,145
9.63%, 12/15/30	5,290	6,173,094
Cisco Systems, Inc.
4.55%, 02/24/28	1,830	1,832,861
4.75%, 02/24/30	2,087	2,084,892
4.85%, 02/26/29	5,353	5,381,738
4.95%, 02/26/31	4,762	4,778,178
4.95%, 02/24/32	2,155	2,148,851
5.05%, 02/26/34	4,465	4,409,762
5.10%, 02/24/35	2,465	2,428,789
5.30%, 02/26/54(a)	3,621	3,254,090
5.35%, 02/26/64	1,780	1,576,097
5.50%, 01/15/40	3,515	3,461,278
5.50%, 02/24/55	1,585	1,474,292
5.90%, 02/15/39	4,568	4,688,220
Corning, Inc.
3.90%, 11/15/49	1,007	722,193
Security	Par (000)	Value
Telecommunications (continued)
4.38%, 11/15/57(a)	$1,522	$1,143,507
4.70%, 03/15/37	810	750,734
4.75%, 03/15/42	986	871,483
5.35%, 11/15/48	671	606,893
5.45%, 11/15/79	1,916	1,650,442
5.75%, 08/15/40(a)	1,021	1,012,185
5.85%, 11/15/68(a)	611	564,590
Deutsche Telekom AG, 3.63%, 01/21/50(a)(b)	1,722	1,189,157
Deutsche Telekom International Finance BV
4.38%, 06/21/28(b)	1,985	1,973,757
4.75%, 06/21/38(b)	1,151	1,063,136
4.88%, 03/06/42(b)	1,728	1,532,518
8.25%, 06/15/30	7,149	7,910,648
9.25%, 06/01/32	1,136	1,363,880
Empresa Nacional de Telecomunicaciones SA, 3.05%, 09/14/32(b)	895	786,472
HUT 8 DC LLC, 6.19%, 11/15/42(a)(b)	5,925	5,754,299
Juniper Networks, Inc.
2.00%, 12/10/30(a)	1,103	965,419
3.75%, 08/15/29(a)	1,080	1,040,505
5.95%, 03/15/41(a)	726	695,679
Koninklijke KPN NV, 8.38%, 10/01/30(a)	968	1,084,283
KT Corp.
4.13%, 02/02/28(b)	160	158,837
4.38%, 01/03/29(b)	130	128,828
Motorola Solutions, Inc.
2.30%, 11/15/30	1,979	1,768,455
2.75%, 05/24/31	2,291	2,059,392
4.60%, 02/23/28	1,442	1,439,840
4.60%, 05/23/29	1,634	1,621,985
4.85%, 08/17/29	670	668,546
4.85%, 08/15/30	1,015	1,005,568
5.00%, 04/15/29	860	863,510
5.20%, 08/15/32	860	856,020
5.40%, 04/15/34	2,195	2,172,279
5.50%, 09/01/44(a)	619	572,589
5.55%, 08/15/35(a)	1,175	1,169,164
5.60%, 06/01/32	1,145	1,162,397
5.65%, 08/17/36	355	353,615
NBN Co. Ltd.
2.50%, 01/08/32(b)	1,560	1,374,471
2.63%, 05/05/31(b)	2,304	2,080,048
4.00%, 10/01/27(a)(b)	1,330	1,320,520
4.15%, 09/16/30(b)	980	951,560
4.25%, 10/01/29(a)(b)	1,120	1,103,104
5.75%, 10/06/28(b)	1,675	1,707,544
Nokia OYJ, 6.63%, 05/15/39	790	807,570
NTT Finance Corp.
1.59%, 04/03/28(a)(b)	3,085	2,933,235
2.07%, 04/03/31(b)	987	860,204
4.62%, 07/16/28(a)(b)	2,215	2,204,931
4.74%, 03/31/28(b)	715	713,686
4.83%, 11/01/29(b)	1,550	1,540,182
4.88%, 07/16/30(b)	4,973	4,910,369
5.01%, 11/01/31(b)	1,635	1,609,066
5.11%, 07/02/29(b)	2,730	2,734,928
5.14%, 07/02/31(a)(b)	2,360	2,345,648
5.17%, 07/16/32(b)	4,115	4,048,723
5.26%, 11/01/33(b)	1,840	1,801,472
5.48%, 11/01/36(a)(b)	1,295	1,259,644
5.50%, 07/16/35(a)(b)	4,610	4,527,434
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
Ooredoo International Finance Ltd.
2.63%, 04/08/31(b)	$1,295	$1,167,146
3.88%, 01/31/28(b)	1,018	1,003,992
4.50%, 01/31/43(b)	925	799,079
4.63%, 10/10/34(b)	460	446,266
Orange SA
4.00%, 01/13/29(b)	1,592	1,563,117
4.25%, 01/13/31(b)	1,025	987,569
4.75%, 01/13/33(b)	950	914,502
5.00%, 01/13/36(b)	3,285	3,123,286
5.38%, 01/13/42	1,815	1,701,624
5.50%, 02/06/44	1,425	1,345,258
5.75%, 01/13/56(b)	285	272,164
9.00%, 03/01/31	5,778	6,637,770
QTS Central Issuer LLC/ QTS TRS Central Issuer LLC, 6.63%, 09/01/31(b)	20	19,714
QTS Fayetteville I Dc1-2 LLC/QTS TRS Fayetteville I DC1-2 LLC, 5.70%, 04/15/36(a)(b)	8,459	7,654,332
Rogers Communications, Inc.
3.70%, 11/15/49	991	686,045
3.80%, 03/15/32	3,902	3,585,551
4.30%, 02/15/48(a)	1,167	882,225
4.35%, 05/01/49	1,000	763,387
4.50%, 03/15/42	1,523	1,252,270
4.50%, 03/15/43(a)	858	703,260
4.55%, 03/15/52	3,857	2,919,662
5.00%, 02/15/29	2,738	2,736,808
5.00%, 03/15/44	693	596,134
5.30%, 02/15/34	2,211	2,142,645
5.45%, 10/01/43	1,401	1,256,959
7.50%, 08/15/38	950	1,044,556
SoftBank Corp.
4.70%, 07/09/30(b)	792	775,917
5.33%, 07/09/35(a)(b)	655	629,688
Sprint Capital Corp.
6.88%, 11/15/28	4,777	4,978,152
8.75%, 03/15/32	3,326	3,856,318
STC Sukuk Co. II Ltd.
4.49%, 01/15/31(a)(b)	1,000	976,600
5.08%, 01/15/36(b)	2,194	2,149,679
STC Sukuk Co. Ltd., 3.89%, 05/13/29(a)(b)	1,487	1,443,412
Telefonica Emisiones SA
4.67%, 03/06/38(a)	975	864,715
4.90%, 03/06/48	2,458	2,000,750
5.21%, 03/08/47	4,292	3,665,023
5.52%, 03/01/49(a)	2,153	1,900,025
7.05%, 06/20/36	3,502	3,769,558
Telefonica Europe BV, 8.25%, 09/15/30	2,590	2,868,892
TELUS Corp.
3.40%, 05/13/32(a)	1,166	1,046,615
3.70%, 09/15/27(a)	1,067	1,057,159
4.30%, 06/15/49(a)	630	486,850
4.60%, 11/16/48(a)	745	607,693
T-Mobile USA, Inc.
2.05%, 02/15/28	3,089	2,976,590
2.25%, 11/15/31	2,077	1,798,413
2.40%, 03/15/29	1,800	1,695,879
2.55%, 02/15/31	4,642	4,164,788
2.63%, 02/15/29	1,602	1,520,229
2.70%, 03/15/32	2,135	1,874,382
Security	Par (000)	Value
Telecommunications (continued)
2.88%, 02/15/31	$2,160	$1,964,293
3.00%, 02/15/41	5,447	3,843,617
3.30%, 02/15/51(a)	5,462	3,365,305
3.38%, 04/15/29(a)	4,378	4,221,087
3.40%, 10/15/52	5,325	3,282,251
3.50%, 04/15/31	4,615	4,300,330
3.60%, 11/15/60	2,296	1,386,403
3.88%, 04/15/30	12,987	12,481,682
4.20%, 10/01/29(a)	1,400	1,374,203
4.38%, 04/15/40	4,183	3,531,246
4.50%, 04/15/50	6,083	4,642,733
4.63%, 01/15/33	1,930	1,851,050
4.70%, 01/15/35	2,410	2,259,993
4.80%, 07/15/28	1,320	1,322,318
4.85%, 01/15/29	2,340	2,343,906
4.95%, 03/15/28	2,165	2,173,812
4.95%, 11/15/35	2,150	2,044,580
5.00%, 02/15/36(a)	2,790	2,651,519
5.05%, 07/15/33	4,651	4,553,679
5.13%, 05/15/32	1,440	1,431,623
5.15%, 04/15/34	2,184	2,138,714
5.20%, 01/15/33	2,590	2,572,207
5.25%, 06/15/55(a)	2,130	1,782,002
5.30%, 05/15/35(a)	2,095	2,050,736
5.50%, 01/15/55	1,428	1,241,358
5.65%, 01/15/53	3,576	3,192,936
5.70%, 01/15/56(a)	2,110	1,887,741
5.75%, 01/15/34	1,871	1,896,677
5.75%, 01/15/54(a)	2,762	2,491,872
5.80%, 09/15/62	1,170	1,038,841
5.85%, 02/15/56(a)	1,990	1,819,970
5.88%, 11/15/55(a)	2,704	2,476,969
6.00%, 06/15/54	2,065	1,924,368
6.70%, 12/15/33	736	788,051
Verizon Communications, Inc.
1.50%, 09/18/30	1,741	1,521,117
1.68%, 10/30/30	1,748	1,533,051
1.75%, 01/20/31	4,055	3,540,227
2.10%, 03/22/28	4,078	3,925,896
2.36%, 03/15/32	8,233	7,120,116
2.55%, 03/21/31	6,708	6,034,739
2.65%, 11/20/40(a)	4,417	3,030,635
2.85%, 09/03/41	3,600	2,463,447
2.88%, 11/20/50(a)	4,213	2,436,175
2.99%, 10/30/56	5,631	3,113,425
3.00%, 11/20/60(a)	3,493	1,904,057
3.15%, 03/22/30	2,328	2,192,754
3.40%, 03/22/41	5,473	4,078,350
3.55%, 03/22/51	6,725	4,432,105
3.70%, 03/22/61(a)	6,027	3,857,102
3.85%, 11/01/42	2,104	1,617,162
3.88%, 02/08/29	1,968	1,928,795
3.88%, 03/01/52(a)	2,955	2,056,019
4.00%, 03/22/50	2,740	1,991,386
4.02%, 12/03/29	5,930	5,778,025
4.13%, 08/15/46	2,305	1,742,997
4.27%, 01/15/36	3,313	2,962,648
4.33%, 09/21/28(a)	3,084	3,081,216
4.40%, 11/01/34	4,052	3,757,944
4.50%, 08/10/33	4,592	4,357,233
4.52%, 09/15/48	2,651	2,069,713

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
4.67%, 03/15/55	$1,614	$1,244,383
4.75%, 01/15/33(a)	2,185	2,114,655
4.75%, 11/01/41(a)	1,835	1,610,736
4.78%, 02/15/35	4,259	4,021,373
4.81%, 03/15/39	2,570	2,306,917
4.86%, 08/21/46	4,422	3,681,970
5.00%, 01/15/36(a)	4,450	4,220,856
5.01%, 04/15/49(a)	1,610	1,337,628
5.01%, 08/21/54	1,870	1,533,508
5.05%, 05/09/33	2,795	2,761,980
5.25%, 04/02/35(a)	4,150	4,046,951
5.25%, 03/16/37	2,543	2,436,335
5.40%, 07/02/37	4,962	4,797,021
5.50%, 03/16/47	1,140	1,045,589
5.50%, 02/23/54(a)	3,088	2,759,232
5.75%, 11/30/45	3,280	3,061,740
5.85%, 09/15/35	1,091	1,107,806
5.88%, 11/30/55	4,635	4,272,042
6.00%, 11/30/65	2,765	2,542,625
6.05%, 05/14/58, (5-year CMT + 1.81%)(d)	2,000	1,952,554
6.20%, 05/14/56, (5-year CMT + 2.04%)(d)	2,250	2,171,220
6.40%, 09/15/33(a)	795	838,230
6.55%, 09/15/43	1,865	1,930,720
6.60%, 02/15/59, (5-year CMT + 2.05%)(a)(d)	1,375	1,375,688
6.75%, 02/15/57, (5-year CMT + 2.30%)(d)	1,375	1,371,013
7.75%, 12/01/30(a)	550	607,471
Vodafone Group PLC
4.25%, 09/17/50	1,981	1,460,989
4.38%, 02/19/43	1,145	927,831
4.80%, 06/18/31	2,055	2,018,529
4.88%, 06/19/49(a)	2,226	1,823,816
5.00%, 05/30/38	1,217	1,143,923
5.13%, 06/19/59(a)	240	201,902
5.25%, 05/30/48	2,341	2,039,845
5.35%, 06/18/36	1,420	1,376,671
5.63%, 02/10/53	1,910	1,710,503
5.75%, 06/28/54(a)	3,261	2,969,879
5.75%, 02/10/63	775	689,258
5.88%, 06/28/64	1,569	1,419,735
6.10%, 06/18/56	2,000	1,897,325
6.15%, 02/27/37	1,955	2,015,898
6.25%, 11/30/32	1,031	1,078,118
7.88%, 02/15/30	2,503	2,724,452
Xiaomi Best Time International Ltd.
2.88%, 07/14/31(a)(b)	1,488	1,346,719
3.38%, 04/29/30(b)	495	468,997
4.10%, 07/14/51(a)(b)	900	653,643
		686,338,131
Toys, Games & Hobbies — 0.1%
Hasbro, Inc.
3.50%, 09/15/27	252	249,503
3.90%, 11/19/29	1,933	1,868,930
4.65%, 03/12/31	675	660,681
5.10%, 05/15/44(a)	627	534,582
6.05%, 05/14/34	420	432,193
6.35%, 03/15/40	1,184	1,212,889
Mattel, Inc.
3.75%, 04/01/29(b)	1,818	1,750,251
5.00%, 11/17/30(a)	1,030	1,018,005
5.45%, 11/01/41(a)	635	563,895
5.88%, 12/15/27(b)	1,327	1,327,008
Security	Par (000)	Value
Toys, Games & Hobbies (continued)
6.20%, 10/01/40(a)	$505	$487,617
		10,105,554
Transportation — 1.5%
AP Moller - Maersk A/S
4.50%, 06/20/29(a)(b)	1,648	1,629,260
5.88%, 09/14/33(a)(b)	1,475	1,511,577
Burlington Northern Santa Fe LLC
2.88%, 06/15/52	1,318	782,467
3.05%, 02/15/51	1,251	783,322
3.30%, 09/15/51	2,017	1,314,916
3.55%, 02/15/50	1,904	1,324,256
3.90%, 08/01/46	1,439	1,093,314
4.05%, 06/15/48	1,121	860,845
4.13%, 06/15/47	1,285	1,005,105
4.15%, 04/01/45	2,072	1,661,642
4.15%, 12/15/48	1,674	1,302,900
4.38%, 09/01/42	1,312	1,118,301
4.40%, 03/15/42	1,055	907,216
4.45%, 03/15/43	1,527	1,308,150
4.45%, 01/15/53	2,135	1,702,908
4.55%, 09/01/44	1,370	1,166,324
4.70%, 09/01/45	1,412	1,215,249
4.90%, 04/01/44	1,992	1,781,423
4.95%, 09/15/41	770	713,159
5.05%, 03/01/41(a)	1,305	1,230,964
5.15%, 09/01/43	1,307	1,214,120
5.20%, 04/15/54	3,084	2,748,007
5.40%, 06/01/41(a)	1,182	1,154,275
5.50%, 03/15/55	2,384	2,216,026
5.55%, 03/15/56(a)	1,834	1,717,894
5.75%, 05/01/40	1,155	1,168,028
5.80%, 03/15/56(a)	1,900	1,843,806
6.15%, 05/01/37(a)	1,442	1,532,995
6.20%, 08/15/36	709	755,117
7.95%, 08/15/30	560	620,503
Canadian National Railway Co.
2.45%, 05/01/50	702	394,008
3.20%, 08/02/46(a)	1,545	1,065,626
3.50%, 11/15/42	250	187,603
3.65%, 02/03/48	1,514	1,092,001
3.85%, 08/05/32	1,332	1,253,500
4.20%, 03/12/31	1,485	1,437,701
4.35%, 05/12/29	992	980,416
4.38%, 09/18/34	1,545	1,465,638
4.40%, 08/05/52(a)	1,247	1,001,143
4.45%, 01/20/49	916	748,423
4.50%, 11/07/43	415	347,165
4.75%, 11/12/35(a)	450	432,494
4.95%, 05/12/36(a)	475	462,731
5.85%, 11/01/33(a)	770	807,329
6.13%, 11/01/53	559	577,404
6.20%, 06/01/36	870	924,072
6.25%, 08/01/34	1,176	1,256,648
6.38%, 11/15/37	575	617,837
6.71%, 07/15/36(a)	835	922,807
6.90%, 07/15/28	955	994,367
Canadian Pacific Railway Co.
2.05%, 03/05/30	881	800,934
2.45%, 12/02/31	2,140	1,882,738
2.88%, 11/15/29	1,371	1,289,893
3.00%, 12/02/41(a)	1,803	1,288,111
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation (continued)
3.10%, 12/02/51	$3,640	$2,270,796
3.50%, 05/01/50(a)	1,769	1,205,210
4.00%, 06/01/28	1,624	1,606,361
4.00%, 03/15/29	1,235	1,211,357
4.20%, 11/15/69	561	395,375
4.30%, 05/15/43	874	728,523
4.70%, 05/01/48	903	761,254
4.80%, 03/30/30	1,530	1,522,805
4.80%, 09/15/35(a)	370	355,464
4.80%, 08/01/45	978	851,965
4.95%, 08/15/45	714	632,655
5.20%, 03/30/35(a)	1,200	1,189,400
5.50%, 03/15/56	1,060	980,146
5.75%, 03/15/33(a)	682	701,502
5.75%, 01/15/42(a)	697	695,262
5.95%, 05/15/37	957	991,545
6.13%, 09/15/2115(a)	1,101	1,085,611
7.13%, 10/15/31	1,085	1,179,572
Central Japan Railway Co., 4.25%, 11/24/45(b)	310	248,574
CH Robinson Worldwide, Inc., 4.20%, 04/15/28	1,363	1,347,734
CSX Corp.
2.40%, 02/15/30(a)	1,121	1,036,504
2.50%, 05/15/51	921	515,970
3.35%, 09/15/49	1,414	947,572
3.80%, 03/01/28	1,445	1,428,757
3.80%, 11/01/46	1,595	1,189,970
3.80%, 04/15/50	186	135,543
3.95%, 05/01/50	1,277	950,412
4.10%, 11/15/32	1,710	1,629,689
4.10%, 03/15/44	1,587	1,277,015
4.25%, 03/15/29	2,067	2,045,640
4.25%, 11/01/66	1,070	780,159
4.30%, 03/01/48	1,959	1,558,999
4.40%, 03/01/43	890	753,831
4.50%, 03/15/49	1,043	846,503
4.50%, 11/15/52	1,957	1,570,635
4.50%, 08/01/54(a)	1,100	879,239
4.65%, 03/01/68(a)	723	566,027
4.75%, 05/30/42	905	806,744
4.75%, 11/15/48	1,433	1,213,553
4.90%, 03/15/55(a)	960	818,316
5.05%, 06/15/35	1,960	1,924,663
5.20%, 11/15/33(a)	990	992,639
5.50%, 04/15/41	1,080	1,054,408
6.00%, 10/01/36	870	909,134
6.15%, 05/01/37	1,612	1,699,681
6.22%, 04/30/40	1,468	1,542,218
Empresa de los Ferrocarriles del Estado
3.07%, 08/18/50(b)	530	324,964
3.83%, 09/14/61(b)	960	633,850
Empresa de Transporte de Pasajeros Metro SA
3.65%, 05/07/30(b)	915	864,049
3.69%, 09/13/61(b)	1,140	728,243
4.70%, 05/07/50(b)	1,989	1,604,649
5.00%, 01/25/47(a)(b)	1,202	1,027,426
ENA Master Trust, 4.00%, 05/19/48(a)(b)	692	557,161
FedEx Corp.
2.40%, 05/15/31	140	124,262
3.10%, 08/05/29	1,875	1,783,279
3.10%, 08/05/29(a)	1,546	1,471,817
4.05%, 02/15/48	60	46,966
Security	Par (000)	Value
Transportation (continued)
4.25%, 05/15/30(a)	$1,820	$1,773,257
4.25%, 05/15/30	80	78,113
4.55%, 04/01/46	610	511,670
4.90%, 01/15/34(a)	305	297,044
4.95%, 10/17/48	25	21,807
5.10%, 01/15/44(a)	1,356	1,218,217
5.25%, 05/15/50	2,955	2,632,548
Fedex Freight Holding Co., Inc.
4.30%, 03/15/29(b)	1,220	1,196,194
4.65%, 03/15/31(b)	365	354,773
4.95%, 03/15/33(b)	180	172,857
5.25%, 03/15/36(b)	875	828,426
GXO Logistics, Inc.
2.65%, 07/15/31(a)	650	573,969
6.25%, 05/06/29	1,022	1,049,199
6.50%, 05/06/34(a)	785	810,793
JB Hunt Transport Services, Inc., 4.90%, 03/15/30	1,195	1,189,120
Kazakhstan Temir Zholy National Co. JSC, 5.25%, 04/29/36(b)	1,000	956,573
Kirby Corp., 4.20%, 03/01/28	989	979,446
Nakilat, Inc., 6.07%, 12/31/33(b)	740	748,356
Norfolk Southern Corp.
2.30%, 05/15/31(a)	1,052	933,996
2.55%, 11/01/29(a)	1,046	977,571
2.90%, 08/25/51	842	503,680
3.00%, 03/15/32	879	793,565
3.05%, 05/15/50	1,772	1,107,281
3.16%, 05/15/55	1,524	931,746
3.40%, 11/01/49	1,064	715,310
3.70%, 03/15/53	921	633,640
3.80%, 08/01/28	1,660	1,635,114
3.94%, 11/01/47	1,498	1,126,801
3.95%, 10/01/42	1,346	1,075,488
4.05%, 08/15/52	1,756	1,295,730
4.10%, 05/15/49	784	596,013
4.10%, 05/15/2121(a)	750	495,159
4.15%, 02/28/48	1,272	987,637
4.45%, 03/01/33	1,120	1,079,859
4.45%, 06/15/45	1,175	971,663
4.55%, 06/01/53	1,740	1,387,141
4.65%, 01/15/46	1,320	1,113,834
4.80%, 08/15/43	275	238,356
4.84%, 10/01/41(a)	1,286	1,157,627
5.05%, 08/01/30	1,435	1,443,234
5.10%, 05/01/35	860	846,448
5.10%, 08/01/2118(a)	650	552,096
5.35%, 08/01/54(a)	2,155	1,946,361
5.55%, 03/15/34(a)	735	752,089
5.95%, 03/15/64(a)	1,045	1,016,062
7.25%, 02/15/31	790	854,492
Polar Tankers, Inc., 5.95%, 05/10/37(a)(b)	987	1,021,425
Ryder System, Inc.
4.30%, 12/01/30(a)	567	551,435
4.85%, 06/15/30	526	522,902
4.90%, 12/01/29	905	905,773
4.95%, 09/01/29(a)	860	861,370
5.00%, 03/15/30	875	875,210
5.00%, 09/15/31	915	907,171
5.25%, 06/01/28	1,580	1,592,179
5.38%, 03/15/29	1,095	1,108,616

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation (continued)
5.50%, 06/01/29	$755	$766,263
5.65%, 03/01/28	730	739,472
6.30%, 12/01/28	1,130	1,165,121
6.60%, 12/01/33	1,170	1,250,756
TTX Co.
3.90%, 02/01/45(b)	335	258,249
4.20%, 07/01/46(a)(b)	780	622,165
4.60%, 02/01/49(b)	1,091	908,969
4.65%, 06/15/44(b)	295	250,540
5.05%, 11/15/34(a)(b)	695	681,246
5.65%, 12/01/52(b)	665	636,711
5.75%, 11/22/33(b)	649	669,569
Union Pacific Corp.
2.38%, 05/20/31	2,644	2,362,526
2.40%, 02/05/30	1,293	1,195,345
2.80%, 02/14/32	2,260	2,026,194
2.89%, 04/06/36(a)	1,272	1,048,641
2.95%, 03/10/52	1,925	1,164,772
2.97%, 09/16/62	1,869	1,030,633
3.20%, 05/20/41	2,165	1,634,030
3.25%, 02/05/50	2,082	1,363,845
3.35%, 08/15/46	1,120	785,842
3.38%, 02/01/35	620	541,184
3.38%, 02/14/42	755	574,145
3.50%, 02/14/53	3,264	2,185,189
3.55%, 08/15/39	1,222	998,581
3.55%, 05/20/61(a)	1,258	806,348
3.60%, 09/15/37(a)	1,062	905,932
3.70%, 03/01/29	1,601	1,565,666
3.75%, 02/05/70	1,425	922,583
3.80%, 10/01/51	2,136	1,527,573
3.80%, 04/06/71(a)	1,585	1,032,812
3.84%, 03/20/60	3,407	2,332,813
3.85%, 02/14/72(a)	845	560,778
3.88%, 02/01/55	913	650,118
3.95%, 09/10/28	2,062	2,037,490
3.95%, 08/15/59(a)	1,065	748,436
4.00%, 04/15/47	1,215	932,514
4.05%, 11/15/45	1,290	1,010,082
4.05%, 03/01/46(a)	990	772,940
4.10%, 09/15/67	1,217	856,350
4.30%, 03/01/49	1,173	928,583
4.50%, 01/20/33	1,435	1,400,480
4.50%, 09/10/48(a)	967	792,202
4.95%, 09/09/52(a)	1,481	1,282,991
4.95%, 05/15/53	1,180	1,012,759
5.10%, 02/20/35(a)	1,601	1,591,741
5.15%, 01/20/63	655	567,309
5.60%, 12/01/54(a)	1,665	1,575,749
6.63%, 02/01/29	1,052	1,099,951
United Parcel Service of America, Inc., 7.62%, 04/01/30(a)(c)	985	1,071,052
United Parcel Service, Inc.
2.50%, 09/01/29	1,034	970,260
3.05%, 11/15/27	1,846	1,817,097
3.40%, 03/15/29	1,554	1,507,303
3.40%, 11/15/46	893	625,145
3.40%, 09/01/49(a)	1,148	772,981
3.63%, 10/01/42(a)	1,071	826,589
3.75%, 11/15/47	1,958	1,426,904
4.25%, 03/15/49	1,529	1,193,908
Security	Par (000)	Value
Transportation (continued)
4.45%, 04/01/30(a)	$1,587	$1,570,404
4.65%, 10/15/30(a)	846	841,169
4.85%, 08/15/31	920	916,394
4.88%, 03/03/33(a)	1,905	1,899,695
4.88%, 11/15/40(a)	1,438	1,323,158
5.05%, 03/03/53(a)	2,920	2,527,569
5.15%, 05/22/34(a)	1,385	1,386,897
5.20%, 04/01/40(a)	967	928,852
5.25%, 05/14/35(a)	1,895	1,896,820
5.30%, 04/01/50	2,530	2,299,562
5.50%, 05/22/54(a)	2,230	2,058,555
5.60%, 05/22/64	928	854,894
5.95%, 05/14/55(a)	2,264	2,222,037
6.05%, 05/14/65(a)	1,960	1,921,699
6.20%, 01/15/38	2,989	3,158,449
Walmart, Inc.
1.50%, 09/22/28	2,825	2,665,999
1.80%, 09/22/31(a)	2,829	2,467,078
3.95%, 09/09/27	1,850	1,844,567
XPO, Inc., 6.25%, 06/01/28(b)	1,485	1,495,778
		266,987,695
Trucking & Leasing — 0.2%
Avolon Holdings Funding Ltd., 4.90%, 10/10/30(b)	1,266	1,243,026
DAE Funding LLC
3.38%, 03/20/28(b)	1,110	1,077,869
4.95%, 01/15/33(a)(b)	1,000	955,994
GATX Corp.
1.90%, 06/01/31(a)	700	603,803
3.10%, 06/01/51	991	603,329
3.50%, 03/15/28	408	400,395
3.50%, 06/01/32	591	540,142
4.00%, 06/30/30	780	752,339
4.50%, 03/30/45	285	227,053
4.55%, 11/07/28	725	719,986
4.70%, 04/01/29(a)	880	874,579
4.90%, 03/15/33	762	741,774
5.20%, 03/15/44(a)	1,198	1,078,435
5.45%, 09/15/33(a)	698	700,307
5.50%, 06/15/35	1,490	1,471,928
6.05%, 03/15/34	1,000	1,028,765
6.05%, 06/05/54(a)	2,328	2,263,197
6.90%, 05/01/34	903	975,500
Penske Truck Leasing Co. LP/PTL Finance Corp.
3.35%, 11/01/29(b)	413	391,647
4.55%, 01/15/31(a)(b)	1,005	983,865
5.25%, 07/01/29(b)	965	970,028
5.25%, 02/01/30(b)	1,925	1,927,318
5.35%, 03/30/29(b)	1,270	1,278,658
5.55%, 05/01/28(a)(b)	2,065	2,086,744
5.70%, 02/01/28(b)	1,060	1,071,910
5.88%, 11/15/27(b)	1,225	1,239,462
6.05%, 08/01/28(b)	2,955	3,013,460
6.20%, 06/15/30(a)(b)	1,345	1,388,751
SMBC Aviation Capital Finance DAC
2.30%, 06/15/28(a)(b)	610	583,367
4.95%, 07/23/29(b)	1,295	1,290,815
5.10%, 04/01/30(a)(b)	878	874,151
5.20%, 07/23/31(b)	1,100	1,093,130
5.25%, 11/26/35(a)(b)	1,080	1,037,499
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Trucking & Leasing (continued)
5.30%, 04/03/29(a)(b)	$1,585	$1,595,857
5.45%, 05/03/28(a)(b)	1,175	1,186,065
5.55%, 04/03/34(b)	1,735	1,717,821
5.70%, 07/25/33(b)	2,172	2,178,688
5.70%, 07/23/36(b)	1,040	1,027,373
		43,195,030
Venture Capital — 0.0%
Hercules Capital, Inc.
5.35%, 02/10/29(a)	110	108,855
6.00%, 06/16/30(a)	490	486,286
6.30%, 07/24/31	165	164,377
		759,518
Water — 0.2%
American Water Capital Corp.
2.30%, 06/01/31	1,370	1,211,442
2.80%, 05/01/30	1,460	1,355,632
2.95%, 09/01/27	1,157	1,141,366
3.25%, 06/01/51	1,075	687,464
3.45%, 06/01/29	1,216	1,173,857
3.45%, 05/01/50(a)	866	581,849
3.75%, 09/01/28	1,322	1,296,758
3.75%, 09/01/47(a)	1,768	1,285,688
4.00%, 12/01/46	891	679,263
4.15%, 06/01/49(a)	914	698,861
4.20%, 09/01/48	1,163	899,608
4.30%, 12/01/42(a)	636	529,324
4.30%, 09/01/45(a)	476	384,010
4.45%, 06/01/32(a)	1,235	1,198,416
4.63%, 06/01/29	1,200	1,193,726
5.15%, 03/01/34	1,060	1,049,683
5.20%, 04/01/36(a)	1,265	1,233,404
5.25%, 03/01/35	1,297	1,283,211
5.45%, 03/01/54(a)	1,315	1,197,931
5.70%, 09/01/55	1,474	1,386,571
6.59%, 10/15/37	1,919	2,076,252
Essential Utilities, Inc.
2.40%, 05/01/31	1,180	1,046,298
2.70%, 04/15/30	1,104	1,018,474
3.35%, 04/15/50	1,007	654,924
3.57%, 05/01/29(a)	770	743,788
4.28%, 05/01/49	1,646	1,270,140
5.13%, 03/15/36(a)	707	681,650
5.25%, 08/15/35	880	861,308
5.30%, 05/01/52	860	758,252
5.38%, 01/15/34	865	861,058
United Utilities PLC, 6.88%, 08/15/28	375	387,589
		30,827,797
Total Corporate Bonds & Notes — 98.0% (Cost: $18,466,850,363)		17,470,223,027
Foreign Government Obligations(g)
Mexico — 0.1%
Eagle Funding Luxco SARL, 5.50%, 08/17/30(b)	14,888	14,865,668
South Korea — 0.0%
Korea Electric Power Corp.
4.13%, 11/12/30(b)	500	485,095
4.75%, 02/13/28(a)(b)	855	855,095
5.13%, 04/23/34(b)	455	454,983
Security	Par (000)	Value
South Korea (continued)
5.50%, 04/06/28(b)	$590	$597,425
Korea Gas Corp.
2.00%, 07/13/31(b)	1,230	1,079,252
2.88%, 07/16/29(b)	880	838,725
4.25%, 07/10/30(b)	340	333,080
4.50%, 06/23/31(b)	650	638,678
4.88%, 07/05/28(b)	200	200,831
5.00%, 07/08/29(a)(b)	1,009	1,019,184
6.25%, 01/20/42(b)	1,190	1,279,839
Korea Hydro & Nuclear Power Co. Ltd.
4.63%, 07/29/29(a)(b)	805	802,484
5.00%, 07/18/28(b)	400	402,476
Korea National Oil Corp.
2.38%, 04/07/31(b)	970	868,683
2.63%, 04/18/32(b)	500	441,385
4.13%, 09/30/27(b)	150	149,207
4.88%, 04/03/28(b)	150	150,446
4.88%, 04/03/29(b)	1,000	1,003,462
		11,600,330
Total Foreign Government Obligations — 0.1% (Cost: $26,920,180)		26,465,998
Total Long-Term Investments — 98.1% (Cost: $18,493,770,543)		17,496,689,025
	Shares
Short-Term Securities
Money Market Funds — 11.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.84%(h)(i)(j)	1,888,115,426	1,888,681,861
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.65%(h)(i)	97,490,000	97,490,000
Total Short-Term Securities — 11.2% (Cost: $1,985,914,197)		1,986,171,861
Total Investments — 109.3% (Cost: $20,479,684,740)		19,482,860,886
Liabilities in Excess of Other Assets — (9.3)%		(1,652,598,154)
Net Assets — 100.0%		$17,830,262,732

(a)	All or a portion of this security is on loan.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(e)	Perpetual security with no stated maturity date.
(f)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(g)	U.S. dollar denominated security issued by foreign domiciled entity.
(h)	Affiliate of the Fund.
(i)	Annualized 7-day yield as of period end.
(j)	All or a portion of this security was purchased with the cash collateral from loaned securities.

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Broad USD Investment Grade Corporate Bond ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended August 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 02/28/26	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/26	Shares Held at 08/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institu- tional, SL Agency Shares	$1,729,912,899	$159,131,214 (a)	$—	$(148,916)	$(213,336)	$1,888,681,861	1,888,115,426	$2,690,546 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	4,710,000	92,780,000 (a)	—	—	—	97,490,000	97,490,000	1,073,674	—
				$(148,916)	$(213,336)	$1,986,171,861		$3,764,220	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$17,470,223,027	$—	$17,470,223,027
Foreign Government Obligations	—	26,465,998	—	26,465,998
Short-Term Securities
Money Market Funds	1,986,171,861	—	—	1,986,171,861
	$1,986,171,861	$17,496,689,025	$—	$19,482,860,886
See notes to financial statements.
Schedule of Investments

Schedule of Investments (unaudited)
August 31, 2026
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 0.1%
Omnicom Group, Inc.
2.40%, 03/01/31(a)	$2,135	$1,900,025
2.45%, 04/30/30(a)	3,673	3,348,793
4.20%, 03/02/29	2,380	2,337,851
4.20%, 06/01/30(a)	3,010	2,923,204
4.65%, 10/01/28(a)	3,054	3,040,446
4.75%, 03/30/30(a)	3,247	3,212,859
		16,763,178
Aerospace & Defense — 1.2%
BAE Systems PLC
1.90%, 02/15/31(b)	6,815	5,964,233
3.40%, 04/15/30(b)	8,110	7,694,412
5.13%, 03/26/29(b)	7,245	7,308,258
5.25%, 03/26/31(b)	1,915	1,932,594
Boeing Co. (The)
2.95%, 02/01/30	4,730	4,419,647
3.20%, 03/01/29	6,205	5,965,297
3.25%, 02/01/28(a)	7,273	7,124,055
3.25%, 03/01/28	1,225	1,197,971
3.45%, 11/01/28(a)	1,484	1,443,286
3.63%, 02/01/31	9,965	9,369,993
5.15%, 05/01/30	26,667	26,744,096
6.30%, 05/01/29	9,230	9,536,087
6.39%, 05/01/31	3,670	3,849,533
General Dynamics Corp.
2.25%, 06/01/31(a)	575	510,808
2.63%, 11/15/27(a)	2,170	2,125,495
3.63%, 04/01/30	7,352	7,055,690
3.75%, 05/15/28(a)	6,582	6,505,782
General Electric Co., 4.30%, 07/29/30	6,655	6,523,864
HEICO Corp.
4.95%, 08/01/31	2,850	2,830,544
5.25%, 08/01/28	3,452	3,485,638
Hexcel Corp., 4.90%, 05/15/31(a)	2,300	2,258,502
Honeywell Aerospace, Inc.
3.90%, 03/16/28	9,565	9,459,714
4.00%, 03/16/29(a)	8,130	7,980,499
4.30%, 03/16/31	14,175	13,777,810
Howmet Aerospace, Inc.
3.00%, 01/15/29	5,065	4,863,490
3.75%, 03/03/28	805	794,286
3.90%, 04/15/29	500	489,247
6.75%, 01/15/28	3,330	3,420,609
L3Harris Technologies, Inc.
1.80%, 01/15/31(a)	2,480	2,169,807
2.90%, 12/15/29	2,812	2,641,746
4.40%, 06/15/28	10,508	10,447,277
5.05%, 06/01/29(a)	4,840	4,863,310
5.25%, 06/01/31	3,940	3,962,230
Lockheed Martin Corp.
1.85%, 06/15/30	2,307	2,070,249
4.15%, 08/15/28(a)	3,029	3,004,085
4.40%, 08/15/30	4,438	4,371,401
4.45%, 05/15/28(a)	3,135	3,130,023
4.50%, 02/15/29(a)	3,515	3,503,443
5.10%, 11/15/27(a)	3,542	3,571,931
Northrop Grumman Corp.
3.25%, 01/15/28	10,965	10,767,219
4.40%, 05/01/30	4,549	4,478,259
Security	Par (000)	Value
Aerospace & Defense (continued)
4.60%, 02/01/29	$3,213	$3,203,010
4.65%, 07/15/30	4,420	4,378,744
Northrop Grumman Systems Corp., 7.75%, 02/15/31	110	121,490
Rolls-Royce PLC, 5.75%, 10/15/27(b)	5,245	5,292,895
RTX Corp.
2.25%, 07/01/30	7,720	7,008,175
4.13%, 11/16/28	18,856	18,622,716
5.75%, 01/15/29	1,798	1,839,543
6.00%, 03/15/31(a)	1,530	1,592,937
6.70%, 08/01/28	2,187	2,269,974
7.50%, 09/15/29	3,305	3,549,782
Spirit AeroSystems, Inc., 4.60%, 06/15/28	2,755	2,742,246
		274,233,932
Agriculture — 1.1%
Altria Group, Inc.
3.40%, 05/06/30	5,180	4,901,760
4.50%, 08/06/30(a)	3,320	3,265,648
4.80%, 02/14/29(a)	11,502	11,500,980
4.88%, 02/04/28	2,590	2,597,695
6.20%, 11/01/28	2,835	2,914,241
Archer-Daniels-Midland Co.
3.25%, 03/27/30(a)	6,925	6,555,304
4.83%, 09/01/31	2,560	2,536,052
BAT Capital Corp.
2.26%, 03/25/28(a)	10,221	9,843,775
2.73%, 03/25/31	8,210	7,416,581
3.46%, 09/06/29(a)	3,282	3,153,828
4.91%, 04/02/30	6,395	6,368,786
5.83%, 02/20/31	5,480	5,630,980
6.34%, 08/02/30	6,200	6,476,405
BAT International Finance PLC
4.45%, 03/16/28(a)	6,322	6,297,239
5.93%, 02/02/29	5,785	5,930,213
Bunge Ltd. Finance Corp.
2.75%, 05/14/31	2,910	2,628,834
3.20%, 04/21/31	3,122	2,881,796
3.75%, 09/25/27(a)	3,140	3,114,832
4.10%, 01/07/28	2,690	2,670,842
4.20%, 09/17/29	5,500	5,396,215
4.55%, 08/04/30(a)	4,644	4,560,811
5.00%, 08/19/31	3,150	3,129,059
Cargill, Inc.
1.70%, 02/02/31(b)	2,869	2,501,416
2.13%, 04/23/30(b)	4,920	4,462,885
3.25%, 05/23/29(a)(b)	3,740	3,599,309
4.13%, 10/23/30(a)(b)	5,415	5,252,507
4.63%, 02/11/28(a)(b)	4,760	4,765,323
Imperial Brands Finance PLC
3.88%, 07/26/29(b)	5,994	5,813,991
4.50%, 06/30/28(b)	3,745	3,724,281
5.50%, 02/01/30(b)	7,540	7,620,151
Japan Tobacco, Inc.
4.85%, 05/15/28(b)	2,080	2,085,565
5.25%, 06/15/30(b)	6,255	6,313,795
Philip Morris International, Inc.
1.75%, 11/01/30	4,776	4,201,802
2.10%, 05/01/30	4,100	3,712,809
3.13%, 03/02/28(a)	2,635	2,579,481
3.38%, 08/15/29(a)	3,733	3,590,546
3.88%, 10/27/28	4,315	4,245,556

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Agriculture (continued)
4.00%, 10/29/30	$4,617	$4,451,619
4.13%, 04/28/28	5,545	5,498,118
4.13%, 04/27/29	2,610	2,570,428
4.38%, 11/01/27(a)	3,970	3,961,096
4.38%, 04/30/30	5,199	5,095,729
4.63%, 11/01/29	3,790	3,768,281
4.88%, 02/15/28	9,533	9,567,750
4.88%, 02/13/29	5,778	5,795,182
5.13%, 11/17/27	8,393	8,447,304
5.13%, 02/15/30(a)	13,803	13,888,728
5.13%, 02/13/31	7,914	7,944,870
5.25%, 09/07/28(a)	3,562	3,600,090
5.50%, 09/07/30	4,810	4,899,192
5.63%, 11/17/29	7,335	7,494,044
		261,223,724
Airlines — 0.3%
AS Mileage Plan IP Ltd., 5.02%, 10/20/29(b)	4,725	4,640,799
Delta Air Lines, Inc.
3.75%, 10/28/29	3,260	3,137,932
4.38%, 04/19/28(a)	2,615	2,596,250
4.95%, 07/10/28	6,003	6,011,099
5.25%, 07/10/30(a)	6,968	6,980,533
Delta Air Lines, Inc./SkyMiles IP Ltd., 4.75%, 10/20/28(b)	14,494	14,463,988
Southwest Airlines Co.
2.63%, 02/10/30	4,045	3,715,055
3.45%, 11/16/27	1,660	1,634,833
4.38%, 11/15/28	4,825	4,766,784
United Airlines, Inc., 4.63%, 04/15/29(b)	11,565	11,387,039
		59,334,312
Apparel — 0.1%
Gildan Activewear, Inc., 4.70%, 10/07/30(b)	3,535	3,444,275
NIKE, Inc., 2.85%, 03/27/30(a)	9,781	9,155,332
PVH Corp., 5.50%, 06/13/30(a)	2,631	2,633,933
Ralph Lauren Corp., 2.95%, 06/15/30	4,330	4,021,846
Tapestry, Inc., 5.10%, 03/11/30	4,720	4,716,246
		23,971,632
Auto Manufacturers — 4.5%
American Honda Finance Corp.
1.80%, 01/13/31	1,005	873,267
2.00%, 03/24/28(a)	4,065	3,900,409
2.25%, 01/12/29(a)	3,870	3,648,658
3.50%, 02/15/28(a)	2,355	2,315,505
4.15%, 01/08/29(a)	3,690	3,638,508
4.25%, 09/01/28(a)	4,215	4,173,673
4.40%, 09/05/29	4,960	4,881,528
4.45%, 10/22/27	3,505	3,498,596
4.45%, 01/08/31	3,760	3,657,192
4.50%, 09/04/30	5,770	5,639,870
4.55%, 03/03/28	5,050	5,039,311
4.60%, 04/17/30	4,635	4,552,258
4.70%, 01/12/28(a)	3,073	3,076,362
4.80%, 03/05/30	3,340	3,308,073
4.90%, 03/13/29	4,130	4,129,180
5.05%, 07/10/31(a)	2,915	2,891,651
5.13%, 07/07/28(a)	5,464	5,495,566
5.65%, 11/15/28(a)	4,375	4,454,320
5.85%, 10/04/30(a)	1,105	1,134,136
Series A, 4.55%, 04/10/28(a)	1,135	1,131,241
Series A, 4.80%, 07/06/29	2,405	2,395,776
Security	Par (000)	Value
Auto Manufacturers (continued)
Series A, 4.90%, 04/10/31	$4,335	$4,276,868
Series A, 5.05%, 07/08/31	6,770	6,714,143
BMW Finance NV, 2.85%, 08/14/29(b)	3,685	3,479,416
BMW U.S. Capital LLC
1.95%, 08/12/31(b)	2,630	2,256,418
2.55%, 04/01/31(b)	2,620	2,333,479
3.63%, 04/18/29(a)(b)	4,245	4,116,575
3.75%, 04/12/28(a)(b)	4,460	4,396,718
3.95%, 08/14/28(a)(b)	2,900	2,853,841
4.15%, 04/09/30(b)	6,260	6,063,225
4.30%, 03/17/28(b)	3,105	3,084,874
4.40%, 03/19/29(a)(b)	4,315	4,267,701
4.50%, 08/11/30(a)(b)	5,665	5,537,601
4.65%, 08/13/29(a)(b)	3,900	3,864,928
4.65%, 03/19/31(b)	4,020	3,924,552
4.75%, 03/21/28(a)(b)	5,270	5,271,986
4.75%, 08/04/28(b)	2,810	2,806,516
4.90%, 04/02/29(b)	4,945	4,938,889
4.90%, 08/06/29(b)	3,710	3,695,756
5.05%, 08/11/28(a)(b)	5,770	5,794,818
5.05%, 03/21/30(b)	5,110	5,098,794
5.20%, 08/06/31(b)	2,865	2,851,152
Cummins, Inc.
1.50%, 09/01/30	3,791	3,335,874
4.25%, 05/09/28(a)	1,355	1,349,533
4.70%, 02/15/31(a)	4,913	4,880,136
4.90%, 02/20/29(a)	2,530	2,545,364
7.13%, 03/01/28(a)	3,268	3,396,609
Daimler Truck Finance North America LLC
2.38%, 12/14/28(a)(b)	4,148	3,928,966
4.15%, 01/12/29(b)	3,650	3,593,336
4.50%, 04/12/31(a)(b)	2,445	2,372,584
4.65%, 10/12/30(a)(b)	4,590	4,517,704
4.95%, 01/13/28(b)	4,525	4,539,641
5.13%, 09/25/27(b)	2,935	2,953,023
5.13%, 01/19/28(b)	3,395	3,414,578
5.13%, 09/25/29(b)	3,640	3,658,705
5.25%, 01/13/30(a)(b)	5,550	5,582,661
5.40%, 09/20/28(a)(b)	2,665	2,694,951
Ford Holdings LLC, 9.30%, 03/01/30(a)	2,085	2,307,751
Ford Motor Co.
6.63%, 10/01/28(a)	2,600	2,676,229
7.45%, 07/16/31(a)	345	370,520
9.63%, 04/22/30(a)	2,971	3,340,577
Ford Motor Credit Co. LLC
2.90%, 02/16/28	5,005	4,849,781
2.90%, 02/10/29(a)	4,615	4,350,942
3.63%, 06/17/31(a)	5,070	4,600,940
3.82%, 11/02/27	4,025	3,970,188
4.00%, 11/13/30(a)	10,310	9,645,723
4.97%, 04/06/29	7,260	7,182,592
5.11%, 05/03/29	9,212	9,128,469
5.30%, 09/06/29	5,280	5,263,376
5.42%, 04/09/31(a)	9,370	9,238,977
5.43%, 08/13/29	7,205	7,203,414
5.73%, 09/05/30(a)	8,270	8,266,007
5.80%, 03/08/29	9,961	10,041,449
5.88%, 11/07/29	7,730	7,803,008
5.92%, 03/20/28(a)	5,644	5,697,671
6.05%, 03/05/31(a)	6,821	6,879,966
6.80%, 05/12/28(a)	9,070	9,300,644
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Auto Manufacturers (continued)
6.80%, 11/07/28	$10,682	$11,005,921
7.20%, 06/10/30	6,770	7,094,263
7.35%, 11/04/27	7,540	7,729,483
7.35%, 03/06/30	8,470	8,900,878
General Motors Co.
4.20%, 10/01/27	3,611	3,592,179
5.00%, 10/01/28	4,186	4,190,774
5.35%, 04/15/28(a)	5,410	5,452,028
5.40%, 10/15/29(a)	5,695	5,747,766
5.63%, 04/15/30	6,071	6,162,043
6.80%, 10/01/27(a)	4,815	4,907,622
General Motors Financial Co., Inc.
2.35%, 01/08/31	6,530	5,792,788
2.40%, 04/10/28(a)	5,180	4,984,580
2.40%, 10/15/28(a)	6,902	6,561,352
2.70%, 06/10/31(a)	2,105	1,875,218
3.60%, 06/21/30	7,775	7,354,304
3.85%, 01/05/28	2,430	2,399,618
4.20%, 10/27/28	4,864	4,798,297
4.30%, 04/06/29	6,750	6,636,858
4.60%, 01/08/31(a)	6,475	6,318,677
4.75%, 04/06/29(a)	6,025	5,989,814
4.90%, 10/06/29	7,006	6,982,110
5.05%, 04/04/28(a)	6,670	6,691,396
5.10%, 09/15/31	4,245	4,202,525
5.35%, 01/07/30	7,783	7,827,494
5.45%, 07/15/30	7,495	7,567,419
5.55%, 07/15/29	8,395	8,512,717
5.60%, 06/18/31	1,205	1,218,304
5.65%, 01/17/29(a)	3,648	3,698,811
5.75%, 02/08/31	6,276	6,395,083
5.80%, 06/23/28(a)	9,133	9,266,273
5.80%, 01/07/29	8,920	9,085,294
5.85%, 04/06/30	6,145	6,284,270
6.00%, 01/09/28	5,315	5,391,587
Honda Motor Co. Ltd.
4.44%, 07/08/28(a)	4,075	4,046,441
4.69%, 07/08/30(a)	7,521	7,418,768
Hyundai Capital America
1.80%, 01/10/28(a)(b)	3,065	2,943,837
2.00%, 06/15/28(b)	5,370	5,104,093
2.10%, 09/15/28(b)	5,000	4,724,911
2.38%, 10/15/27(b)	3,527	3,437,567
4.25%, 09/18/28(a)(b)	4,155	4,097,858
4.25%, 01/08/29(b)	5,165	5,078,508
4.30%, 09/24/27(a)(b)	4,480	4,461,425
4.50%, 06/16/28(a)(b)	3,880	3,858,049
4.50%, 09/18/30(a)(b)	5,965	5,805,492
4.55%, 09/26/29(b)	5,148	5,080,175
4.55%, 01/08/31(a)(b)	4,770	4,647,232
4.60%, 04/06/28(b)	2,100	2,092,404
4.75%, 04/06/29(b)	4,560	4,525,182
4.75%, 06/18/29(a)(b)	7,560	7,499,555
4.88%, 11/01/27(b)	4,565	4,569,685
4.90%, 06/23/28(b)	6,090	6,088,746
5.00%, 01/07/28(a)(b)	4,965	4,976,809
5.00%, 04/07/31(a)(b)	3,895	3,846,613
5.00%, 06/18/31(a)(b)	5,735	5,663,715
5.10%, 06/24/30(a)(b)	3,920	3,906,222
5.15%, 03/27/30(b)	4,435	4,429,769
5.30%, 01/08/29(a)(b)	3,790	3,810,974
Security	Par (000)	Value
Auto Manufacturers (continued)
5.30%, 06/24/29(a)(b)	$4,650	$4,676,760
5.30%, 01/08/30(a)(b)	4,840	4,868,995
5.35%, 03/19/29(a)(b)	2,910	2,930,280
5.40%, 01/08/31(a)(b)	2,189	2,201,423
5.40%, 06/24/31(b)	1,300	1,304,805
5.60%, 03/30/28(b)	4,450	4,496,107
5.68%, 06/26/28(b)	5,612	5,683,338
5.70%, 06/26/30(a)(b)	3,070	3,120,136
5.80%, 04/01/30(a)(b)	2,940	2,991,970
6.10%, 09/21/28(b)	5,080	5,187,259
6.20%, 09/21/30(a)(b)	2,170	2,241,637
6.38%, 04/08/30(a)(b)	4,610	4,773,060
6.50%, 01/16/29(b)	4,307	4,443,709
Hyundai Capital Services, Inc.
5.13%, 02/05/29(b)	3,025	3,039,534
5.25%, 01/22/28(b)	2,740	2,756,786
Kia Corp., 3.50%, 10/25/27(a)(b)	530	523,365
Mercedes-Benz Finance North America LLC
2.45%, 03/02/31(a)(b)	2,481	2,210,580
2.63%, 03/10/30(a)(b)	2,595	2,395,545
3.10%, 08/15/29(b)	3,365	3,191,864
3.75%, 02/22/28(b)	6,470	6,379,313
4.13%, 03/10/28(a)(b)	2,475	2,450,480
4.25%, 03/10/29(a)(b)	5,835	5,743,453
4.30%, 02/22/29(b)	2,350	2,313,966
4.50%, 03/10/31(a)(b)	3,224	3,139,385
4.75%, 03/31/28(a)(b)	3,225	3,222,546
4.75%, 08/04/28(b)	3,190	3,183,359
4.80%, 03/30/28(b)	6,527	6,521,375
4.80%, 08/01/29(b)	5,372	5,348,741
4.85%, 01/11/29(a)(b)	4,536	4,527,859
4.88%, 08/03/29(a)(b)	4,640	4,623,019
4.90%, 11/15/27(b)	3,765	3,774,028
5.00%, 04/01/30(a)(b)	3,162	3,148,820
5.10%, 08/03/28(a)(b)	5,093	5,117,325
5.10%, 11/15/29(b)	4,152	4,162,162
5.20%, 08/04/31(b)	3,475	3,456,438
5.25%, 11/29/27(b)	2,693	2,710,607
8.50%, 01/18/31	9,010	10,159,655
PACCAR Financial Corp.
3.90%, 02/05/29	690	678,662
4.00%, 08/08/28	2,361	2,337,832
4.00%, 09/26/29	2,658	2,616,236
4.55%, 03/03/28	3,440	3,443,454
4.55%, 05/08/30	1,897	1,887,146
4.60%, 01/10/28	2,155	2,157,984
4.60%, 01/31/29	3,963	3,962,206
4.95%, 08/10/28	1,388	1,397,211
Series R, 4.00%, 11/07/28	2,567	2,535,865
Series R, 4.30%, 06/18/29	1,330	1,315,893
Series R, 4.85%, 08/10/31	1,985	1,979,328
Stellantis Finance U.S., Inc.
5.35%, 03/17/28(b)	2,735	2,736,867
5.63%, 01/12/28(a)(b)	2,382	2,392,999
5.75%, 03/18/30(b)	5,385	5,314,494
Stellantis Financial Services U.S. Corp.
5.40%, 06/15/29(b)	12,652	12,497,305
5.80%, 06/15/31(b)	4,575	4,456,761
Toyota Motor Corp.
2.36%, 03/25/31(a)	530	476,309
2.76%, 07/02/29(a)	2,705	2,578,139

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Auto Manufacturers (continued)
3.67%, 07/20/28(a)	$2,385	$2,351,832
4.45%, 06/30/30	4,425	4,374,220
5.12%, 07/13/28(a)	2,687	2,715,637
Toyota Motor Credit Corp.
1.65%, 01/10/31	3,334	2,909,617
1.90%, 04/06/28	3,603	3,460,345
2.15%, 02/13/30	4,449	4,065,237
3.05%, 01/11/28(a)	2,820	2,768,928
3.38%, 04/01/30	6,955	6,609,950
3.65%, 01/08/29(a)	2,870	2,809,894
4.05%, 09/05/28	5,780	5,722,182
4.35%, 10/08/27	6,693	6,688,004
4.45%, 06/29/29	5,075	5,036,454
4.55%, 09/20/27	5,320	5,327,273
4.55%, 08/09/29(a)	5,502	5,473,813
4.55%, 05/17/30	4,175	4,129,273
4.63%, 01/12/28(a)	5,020	5,029,266
4.65%, 01/05/29	3,965	3,961,345
4.80%, 05/15/30	5,760	5,741,547
4.95%, 01/09/30	4,179	4,193,140
5.05%, 05/16/29	6,117	6,166,339
5.10%, 03/21/31(a)	4,385	4,405,470
5.25%, 09/11/28	4,940	4,999,517
5.45%, 11/10/27	3,575	3,616,255
5.55%, 11/20/30(a)	7,825	8,019,034
Series B, 3.75%, 01/12/28	3,970	3,931,540
Series B, 4.05%, 03/13/29(a)	4,965	4,892,056
Series B, 4.20%, 01/10/31	4,685	4,561,577
Series B, 4.25%, 05/12/28	6,210	6,186,443
Series B, 4.50%, 07/09/29	3,515	3,492,866
Series B, 4.55%, 05/14/31(a)	6,615	6,495,481
Volkswagen Group of America Finance LLC
1.63%, 11/24/27(b)	2,190	2,105,231
3.75%, 05/13/30(a)(b)	3,585	3,396,274
4.45%, 09/11/27(a)(b)	3,545	3,541,452
4.55%, 09/11/28(a)(b)	2,620	2,597,093
4.60%, 06/08/29(a)(b)	3,033	2,989,695
4.75%, 11/13/28(b)	7,210	7,161,192
4.85%, 09/11/30(b)	3,989	3,912,210
4.95%, 08/15/29(a)(b)	3,590	3,569,615
5.05%, 03/27/28(a)(b)	7,190	7,200,446
5.25%, 03/22/29(a)(b)	6,400	6,417,829
5.35%, 03/27/30(b)	3,695	3,695,153
5.65%, 09/12/28(a)(b)	3,723	3,766,192
6.20%, 11/16/28(b)	5,050	5,167,001
6.45%, 11/16/30(a)(b)	3,990	4,148,356
		1,046,663,644
Auto Parts & Equipment — 0.2%
Denso Corp.
4.28%, 09/17/30(a)(b)	2,791	2,720,073
4.42%, 09/11/29(a)(b)	3,595	3,551,789
4.86%, 06/29/31(b)	5,465	5,427,022
Lear Corp.
3.50%, 05/30/30	2,049	1,930,826
3.80%, 09/15/27	2,043	2,023,836
4.25%, 05/15/29	3,283	3,214,555
LG Energy Solution Ltd.
5.00%, 04/02/29(b)	1,784	1,775,961
5.25%, 04/02/28(a)(b)	2,030	2,033,216
5.25%, 04/02/31(b)	3,100	3,060,533
5.38%, 07/02/29(a)(b)	4,445	4,467,785
Security	Par (000)	Value
Auto Parts & Equipment (continued)
5.38%, 04/02/30(a)(b)	$4,490	$4,482,996
5.75%, 09/25/28(a)(b)	3,950	4,000,866
Magna International, Inc.
2.45%, 06/15/30	4,304	3,915,087
5.05%, 03/14/29(a)	1,855	1,863,869
Motherson Global Investments BV, 5.63%, 07/11/29(a)(b)	765	765,344
		45,233,758
Banks — 27.6%
ABN AMRO Bank NV
2.47%, 12/13/29, (1-year CMT + 1.10%)(b)(c)	5,229	4,952,868
4.20%, 07/07/28(a)(b)	4,710	4,671,793
4.20%, 02/26/31(b)	2,820	2,723,687
4.99%, 12/03/28, (1-year CMT + 0.78%)(a)(b)(c)	6,030	6,046,484
AIB Group PLC
5.32%, 05/15/31, (1-day SOFR + 1.65%)(b)(c)	4,361	4,374,766
6.61%, 09/13/29, (1-day SOFR + 2.33%)(b)(c)	5,610	5,784,081
ANZ Bank New Zealand Ltd., 5.90%, 07/10/34, (5-year CMT + 1.50%)(b)(c)	2,401	2,439,479
ANZ New Zealand International Ltd./London
2.55%, 02/13/30(a)(b)	4,710	4,365,651
3.45%, 01/21/28(b)	2,435	2,399,295
4.00%, 01/22/29(a)(b)	2,284	2,245,490
5.36%, 08/14/28(b)	5,789	5,865,205
ASB Bank Ltd.
4.16%, 10/29/30(a)(b)	3,490	3,387,153
5.40%, 11/29/27(a)(b)	2,910	2,939,203
Australia & New Zealand Banking Group Ltd.
2.57%, 11/25/35, (5-year CMT + 1.70%)(a)(b)(c)	9,470	8,411,718
5.73%, 09/18/34, (5-year CMT + 1.62%)(a)(b)(c)	5,628	5,697,431
Australia & New Zealand Banking Group Ltd./New York
3.92%, 09/30/27(a)	2,735	2,723,244
4.62%, 12/16/29(a)	5,145	5,139,010
Series A, 3.92%, 12/08/28(a)	3,740	3,686,084
Series A, 4.36%, 06/18/28	4,085	4,073,877
Banco BBVA Peru SA, 6.20%, 06/07/34, (5-year CMT + 2.00%)(b)(c)	375	379,500
Banco Bilbao Vizcaya Argentaria SA
4.15%, 03/03/29	5,905	5,791,296
4.97%, 05/08/31	7,924	7,816,157
4.98%, 09/03/29	6,400	6,384,931
5.38%, 03/13/29	6,437	6,509,994
6.14%, 09/14/28, (1-year CMT + 2.70%)(c)	3,182	3,228,349
Series 1, 5.24%, 09/03/31	6,400	6,363,803
Banco de Credito del Peru SA
5.80%, 03/10/35, (5-year CMT + 2.24%)(a)(b)(c)	4,350	4,336,950
5.85%, 01/11/29(a)(b)	2,330	2,370,246
6.45%, 07/30/35, (5-year CMT + 2.49%)(b)(c)	3,821	3,899,789
Banco de Credito e Inversiones SA, 3.50%, 10/12/27(b)	1,360	1,342,083
Banco Internacional del Peru SAA Interbank, 4.80%, 07/15/31(b)	3,135	3,053,741
Banco Nacional de Panama, 2.50%, 08/11/30(b)	5,700	5,080,958
Banco Santander Chile, 4.55%, 11/20/30(b)	3,275	3,210,680
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 5.62%, 12/10/29(b)	$3,712	$3,789,581
Banco Santander SA
2.75%, 12/03/30	8,795	7,926,496
2.96%, 03/25/31	4,457	4,043,586
3.31%, 06/27/29	5,610	5,385,303
3.49%, 05/28/30	5,135	4,843,616
3.80%, 02/23/28	8,350	8,236,948
4.38%, 04/12/28	6,940	6,895,459
4.55%, 11/06/30	8,795	8,579,891
4.60%, 04/15/29	6,165	6,114,739
4.87%, 04/15/31	8,395	8,244,722
5.01%, 08/25/30, (1-year CMT + 0.75%)(c)	3,155	3,144,469
5.44%, 07/15/31	5,220	5,282,046
5.54%, 03/14/30, (1-year CMT + 1.45%)(c)	7,686	7,779,192
5.57%, 01/17/30	6,550	6,635,183
5.59%, 08/08/28	9,475	9,614,004
6.61%, 11/07/28	7,890	8,178,551
Bangkok Bank PCL/Hong Kong
4.45%, 09/19/28(b)	2,345	2,326,523
4.51%, 11/26/30(a)(b)	2,575	2,515,254
5.30%, 09/21/28(b)	3,391	3,419,557
9.03%, 03/15/29(a)(b)	1,261	1,370,783
Bank of America Corp.
1.90%, 07/23/31, (1-day SOFR + 1.53%)(c)	18,175	16,120,012
1.92%, 10/24/31, (1-day SOFR + 1.37%)(c)	15,039	13,237,640
2.09%, 06/14/29, (1-day SOFR + 1.06%)(c)	18,289	17,442,132
2.30%, 07/21/32, (1-day SOFR + 1.22%)(c)	7,295	6,375,754
2.50%, 02/13/31, (3-mo. CME Term SOFR + 1.25%)(a)(c)	20,930	19,241,764
2.59%, 04/29/31, (1-day SOFR + 2.15%)(a)(c)	18,465	16,948,735
2.69%, 04/22/32, (1-day SOFR + 1.32%)(c)	28,635	25,658,479
2.88%, 10/22/30, (3-mo. CME Term SOFR + 1.45%)(c)	12,360	11,608,719
3.19%, 07/23/30, (3-mo. CME Term SOFR + 1.44%)(c)	16,714	15,924,591
3.25%, 10/21/27	12,921	12,759,470
3.42%, 12/20/28, (3-mo. CME Term SOFR + 1.30%)(c)	33,004	32,477,582
3.97%, 03/05/29, (3-mo. CME Term SOFR + 1.33%)(c)	14,994	14,814,883
3.97%, 02/07/30, (3-mo. CME Term SOFR + 1.47%)(a)(c)	17,610	17,241,173
4.10%, 01/23/29(a)	35	34,603
4.25%, 12/03/29(a)	390	384,930
4.27%, 07/23/29, (3-mo. CME Term SOFR + 1.57%)(a)(c)	19,049	18,866,131
4.35%, 02/10/31	860	828,347
4.46%, 02/06/32, (1-day SOFR + 0.87%)(c)	18,305	17,783,972
4.48%, 04/23/30, (1-day SOFR + 0.87%)(c)	22,005	21,746,909
4.62%, 05/09/29, (1-day SOFR + 1.11%)(c)	14,232	14,201,105
4.70%, 04/23/32, (1-day SOFR + 1.04%)(c)	21,635	21,194,364
4.98%, 01/24/29, (1-day SOFR + 0.83%)(c)	15,420	15,480,753
5.16%, 01/24/31, (1-day SOFR + 1.00%)(c)	16,634	16,694,056
5.20%, 04/25/29, (1-day SOFR + 1.63%)(c)	22,534	22,683,723
5.82%, 09/15/29, (1-day SOFR + 1.57%)(c)	18,350	18,692,476
6.20%, 11/10/28, (1-day SOFR + 1.99%)(a)(c)	11,693	11,899,026
Series L, 4.18%, 11/25/27(a)	10,336	10,287,675
Series N, 2.65%, 03/11/32, (1-day SOFR + 1.22%)(c)	7,680	6,894,789
Security	Par (000)	Value
Banks (continued)
Bank of Ireland Group PLC, 5.60%, 03/20/30, (1-day SOFR + 1.62%)(a)(b)(c)	$5,887	$5,967,955
Bank of Montreal
3.80%, 12/15/32, (5-year USD Swap + 1.43%)(c)	7,719	7,589,115
4.06%, 09/22/28, (1-day SOFR Index + 0.75%)(c)	4,217	4,194,613
4.35%, 09/22/31, (1-day SOFR Index + 1.08%)(c)	7,085	6,899,761
4.55%, 06/02/29, (1-day SOFR + 0.63%)(a)(c)	4,450	4,432,830
4.64%, 09/10/30, (1-day SOFR + 1.25%)(c)	4,593	4,553,083
4.88%, 06/02/32, (1-day SOFR + 0.96%)(c)	5,630	5,550,857
5.00%, 01/27/29, (1-day SOFR Index + 0.67%)(c)	4,335	4,354,745
5.20%, 02/01/28	6,853	6,905,318
5.51%, 06/04/31	2,905	2,961,811
5.72%, 09/25/28	5,802	5,912,323
7.70%, 05/26/84, (5-year CMT + 3.45%)(c)	6,235	6,513,474
Series 6, 6.88%, 11/26/85, (5-year CMT + 2.98%)(c)	4,443	4,473,932
Series H, 4.70%, 09/14/27(a)	5,558	5,570,948
Series J, 4.34%, 03/19/30, (1-day SOFR + 0.89%)(a)(c)	6,979	6,896,115
Series J, 4.44%, 01/14/32, (1-day SOFR + 0.97%)(c)	9,140	8,872,080
Bank of New York Mellon (The)
4.58%, 08/24/29, (1-day SOFR + 0.40%)(c)	6,600	6,591,525
4.73%, 04/20/29, (1-day SOFR + 1.14%)(c)	7,077	7,086,391
Bank of New York Mellon Corp. (The)
1.65%, 07/14/28(a)	3,108	2,950,626
1.65%, 01/28/31(a)	2,445	2,146,107
1.80%, 07/28/31	135	116,655
3.00%, 10/30/28	2,677	2,583,782
3.30%, 08/23/29	4,542	4,353,921
3.40%, 01/29/28(a)	4,940	4,874,576
3.85%, 04/28/28(a)	5,192	5,143,658
3.85%, 04/26/29	1,935	1,894,257
4.03%, 01/22/30, (1-day SOFR + 0.63%)(c)	8,155	8,016,537
4.54%, 02/01/29, (1-day SOFR + 1.17%)(c)	4,586	4,581,205
4.54%, 04/23/32, (1-day SOFR + 0.90%)(c)	5,985	5,845,248
4.60%, 07/26/30, (1-day SOFR + 1.76%)(c)	3,085	3,065,477
4.94%, 02/11/31, (1-day SOFR + 0.89%)(c)	8,005	7,994,097
4.98%, 03/14/30, (1-day SOFR + 1.09%)(c)	6,235	6,259,752
5.06%, 07/22/32, (1-day SOFR + 1.23%)(c)	4,970	4,958,529
5.80%, 10/25/28, (1-day SOFR Index + 1.80%)(c)	5,618	5,695,720
6.32%, 10/25/29, (1-day SOFR + 1.60%)(c)	5,495	5,662,197
Series J, 1.90%, 01/25/29(a)	2,090	1,958,720
Series J, 4.76%, 08/12/30, (1-day SOFR + 0.68%)(c)	2,905	2,894,829
Bank of New Zealand
4.76%, 06/10/31(b)	7,194	7,121,016
4.85%, 02/07/28(a)(b)	5,043	5,061,395
5.08%, 01/30/29(a)(b)	3,746	3,770,824
5.70%, 01/28/35, (5-year CMT + 1.30%)(a)(b)(c)	2,642	2,666,117
Bank of Nova Scotia (The)
2.15%, 08/01/31	340	296,627
4.04%, 09/15/28, (1-day SOFR + 0.76%)(c)	5,075	5,042,972
4.25%, 02/02/30, (1-day SOFR + 0.73%)(c)	7,355	7,240,036
4.34%, 09/15/31, (1-day SOFR + 1.09%)(a)(c)	6,625	6,428,991

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
4.40%, 09/08/28, (1-day SOFR + 1.00%)(c)	$6,229	$6,211,297
4.58%, 06/05/29, (1-day SOFR + 0.66%)(a)(c)	6,015	5,988,559
4.85%, 02/01/30	9,585	9,556,623
4.90%, 06/05/32, (1-day SOFR + 0.97%)(c)	6,410	6,310,613
4.93%, 02/14/29, (1-day SOFR + 0.89%)(c)	7,335	7,350,769
5.13%, 02/14/31, (1-day SOFR + 1.07%)(c)	6,325	6,326,559
5.25%, 06/12/28	4,005	4,050,587
5.45%, 08/01/29(a)	3,850	3,928,906
7.35%, 04/27/85, (5-year CMT + 2.90%)(c)	6,226	6,397,259
8.00%, 01/27/84, (5-year CMT + 4.02%)(c)	4,084	4,292,178
8.63%, 10/27/82, (5-year CMT + 4.39%)(c)	4,070	4,223,976
BankUnited, Inc., 5.13%, 06/11/30(a)	1,300	1,276,963
Banque Federative du Credit Mutuel SA
4.54%, 01/15/31(b)	9,275	8,996,507
4.59%, 10/16/28(b)	2,890	2,871,873
4.79%, 07/09/29(b)	9,280	9,207,437
5.15%, 07/09/32, (1-day SOFR + 1.20%)(a)(b)(c)	8,960	8,810,410
5.19%, 02/16/28(a)(b)	4,665	4,693,682
5.54%, 01/22/30(b)	4,926	4,975,366
5.79%, 07/13/28(b)	4,647	4,724,074
Barclays PLC
2.65%, 06/24/31, (1-year CMT + 1.90%)(a)(c)	6,605	6,017,568
2.67%, 03/10/32, (1-year CMT + 1.20%)(c)	6,370	5,684,204
3.56%, 09/23/35, (5-year CMT + 2.90%)(c)	5,670	5,268,812
4.22%, 05/24/30, (1-day SOFR + 0.93%)(a)(c)	5,555	5,427,094
4.34%, 01/10/28(a)	9,150	9,106,430
4.48%, 11/11/29, (1-day SOFR + 1.08%)(a)(c)	9,615	9,508,501
4.52%, 02/24/32, (1-day SOFR + 1.14%)(c)	7,035	6,793,103
4.84%, 05/09/28(a)	12,185	12,161,497
4.84%, 09/10/28, (1-day SOFR + 1.34%)(c)	5,565	5,568,256
4.91%, 06/26/30, (1-day SOFR + 0.91%)(c)	7,850	7,796,589
4.94%, 09/10/30, (1-day SOFR + 1.56%)(c)	9,383	9,321,472
4.97%, 05/16/29, (3-mo. SOFR US + 2.16%)(c)	9,910	9,912,541
5.09%, 02/25/29, (1-day SOFR + 0.96%)(c)	7,880	7,900,435
5.09%, 06/20/30, (3-mo. SOFR US + 3.32%)(c)	8,030	7,999,292
5.10%, 06/26/32, (1-day SOFR + 1.14%)(c)	9,550	9,404,370
5.37%, 02/25/31, (1-day SOFR + 1.23%)(c)	10,691	10,731,736
5.69%, 03/12/30, (1-day SOFR + 1.74%)(c)	11,015	11,180,996
6.49%, 09/13/29, (1-day SOFR + 2.22%)(c)	7,840	8,055,923
7.39%, 11/02/28, (1-year CMT + 3.30%)(c)	9,393	9,657,727
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico/Texas
5.25%, 09/10/29(a)(b)	3,561	3,579,197
5.40%, 06/03/31(b)	5,819	5,760,810
Blackstone Reg Finance Co. LLC, 4.30%, 11/03/30(a)	4,528	4,401,569
BNP Paribas SA
1.90%, 09/30/28, (1-day SOFR + 1.61%)(b)(c)	7,016	6,804,595
2.16%, 09/15/29, (1-day SOFR + 1.22%)(a)(b)(c)	11,115	10,509,165
2.59%, 08/12/35, (5-year CMT + 2.05%)(a)(b)(c)	6,680	5,975,721
2.87%, 04/19/32, (3-mo. CME Term SOFR + 1.39%)(b)(c)	11,220	10,075,202
3.05%, 01/13/31, (1-day SOFR + 1.51%)(b)(c)	14,420	13,448,105
3.50%, 11/16/27(a)(b)	8,235	8,122,312
4.38%, 03/01/33, (5-year USD Swap + 1.48%)(a)(b)(c)	8,295	8,176,436
Security	Par (000)	Value
Banks (continued)
4.40%, 08/14/28(a)(b)	$13,060	$12,942,957
4.79%, 05/09/29, (1-day SOFR + 1.45%)(b)(c)	10,695	10,664,068
4.89%, 06/30/30, (1-day SOFR + 0.94%)(b)(c)	6,830	6,780,024
5.09%, 05/09/31, (1-day SOFR + 1.68%)(b)(c)	9,170	9,124,204
5.13%, 01/13/29, (1-year CMT + 1.45%)(b)(c)	10,042	10,078,582
5.18%, 01/09/30, (1-day SOFR + 1.52%)(a)(b)(c)	10,914	10,964,161
5.20%, 01/10/30, (3-mo. CME Term SOFR + 2.83%)(a)(b)(c)	6,520	6,539,230
5.28%, 11/19/30, (1-day SOFR + 1.28%)(b)(c)	10,275	10,298,172
5.34%, 06/12/29, (1-year CMT + 1.50%)(b)(c)	9,516	9,582,730
5.50%, 05/20/30, (1-day SOFR + 1.59%)(b)(c)	9,605	9,696,423
BPCE SA
2.28%, 01/20/32, (1-day SOFR + 1.31%)(a)(b)(c)	7,700	6,745,253
2.70%, 10/01/29(a)(b)	3,965	3,711,385
3.25%, 01/11/28(a)(b)	4,445	4,358,784
3.50%, 10/23/27(b)	6,730	6,635,340
4.63%, 09/12/28(b)	4,985	4,953,374
4.76%, 01/13/32, (1-day SOFR + 1.27%)(b)(c)	7,240	7,048,952
5.13%, 01/18/28(a)(b)	2,858	2,874,048
5.18%, 06/02/32, (1-day SOFR + 1.22%)(b)(c)	7,585	7,464,293
5.28%, 05/30/29(b)	3,955	4,000,327
5.39%, 05/28/31, (1-day SOFR + 1.58%)(a)(b)(c)	5,956	5,949,633
5.72%, 01/18/30, (1-day SOFR + 1.96%)(a)(b)(c)	5,805	5,877,343
5.88%, 01/14/31, (1-day SOFR + 1.68%)(b)(c)	7,541	7,662,319
6.71%, 10/19/29, (1-day SOFR + 2.27%)(a)(b)(c)	7,165	7,403,181
CaixaBank SA
4.63%, 07/03/29, (1-day SOFR + 1.14%)(b)(c)	5,710	5,688,770
4.82%, 04/22/32, (1-day SOFR + 1.21%)(b)(c)	5,765	5,639,492
4.89%, 07/03/31, (1-day SOFR + 1.36%)(b)(c)	5,675	5,606,902
5.67%, 03/15/30, (1-day SOFR Index + 1.78%)(b)(c)	5,480	5,561,132
6.21%, 01/18/29, (1-day SOFR + 2.70%)(b)(c)	8,665	8,821,579
Canadian Imperial Bank of Commerce
4.24%, 09/08/28, (1-day SOFR Index + 0.60%)(c)	7,495	7,464,461
4.28%, 01/29/30, (1-day SOFR Index + 0.79%)(c)	9,220	9,079,004
4.58%, 09/08/31, (1-day SOFR Index + 1.17%)(c)	7,505	7,351,178
4.63%, 09/11/30, (1-day SOFR + 1.34%)(c)	4,120	4,067,875
4.72%, 06/16/29, (1-day SOFR + 0.67%)(a)(c)	5,200	5,190,442
4.86%, 03/30/29, (1-day SOFR + 1.03%)(c)	9,001	9,011,340
5.00%, 04/28/28	5,492	5,523,760
5.05%, 06/16/32, (1-day SOFR Index + 1.01%)(c)	5,665	5,615,214
5.25%, 01/13/31, (1-day SOFR + 1.11%)(c)	5,159	5,184,770
5.26%, 04/08/29	5,870	5,929,382
5.99%, 10/03/28	3,485	3,563,655
6.50%, 07/28/86, (5-year CMT + 2.73%)(a)(c)	3,700	3,652,035
6.95%, 01/28/85, (5-year CMT + 2.83%)(c)	2,850	2,873,874
7.00%, 10/28/85, (5-year CMT + 3.00%)(a)(c)	4,186	4,239,781
Capital One N.A.
2.70%, 02/06/30	2,945	2,731,010
4.65%, 09/13/28	4,897	4,895,471
Citibank N.A.
4.55%, 06/18/29, (1-day SOFR + 0.60%)(c)	17,945	17,871,866
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
4.84%, 08/06/29(a)	$9,014	$9,046,839
4.85%, 06/18/32, (1-day SOFR + 0.91%)(c)	16,635	16,400,606
4.91%, 05/29/30	16,585	16,606,062
5.80%, 09/29/28	16,040	16,410,141
Citigroup, Inc.
2.56%, 05/01/32, (1-day SOFR + 1.17%)(c)	11,360	10,096,105
2.57%, 06/03/31, (1-day SOFR + 2.11%)(a)(c)	23,117	21,103,821
2.67%, 01/29/31, (1-day SOFR + 1.15%)(c)	12,675	11,704,005
2.98%, 11/05/30, (1-day SOFR + 1.42%)(c)	13,729	12,890,314
3.52%, 10/27/28, (3-mo. CME Term SOFR + 1.41%)(c)	12,817	12,651,687
3.98%, 03/20/30, (3-mo. CME Term SOFR + 1.60%)(a)(c)	14,495	14,155,408
4.08%, 04/23/29, (3-mo. CME Term SOFR + 1.45%)(c)	11,368	11,242,966
4.13%, 07/25/28	12,099	11,954,147
4.41%, 03/31/31, (1-day SOFR + 3.91%)(a)(c)	25,350	24,786,231
4.45%, 09/29/27	22,723	22,678,585
4.50%, 09/11/31, (1-day SOFR + 1.17%)(c)	16,705	16,298,874
4.54%, 09/19/30, (1-day SOFR + 1.34%)(c)	18,355	18,109,545
4.79%, 03/04/29, (1-day SOFR + 0.87%)(c)	14,085	14,082,580
4.95%, 05/07/31, (1-day SOFR + 1.46%)(c)	14,910	14,818,933
5.17%, 02/13/30, (1-day SOFR + 1.36%)(c)	18,185	18,271,795
5.59%, 11/19/34, (5-year CMT + 1.28%)(c)	7,320	7,355,916
6.63%, 01/15/28(a)	3,145	3,230,684
Citizens Bank N.A./Providence RI
4.19%, 01/29/29, (1-day SOFR + 0.70%)(c)	8,011	7,939,411
4.87%, 08/10/29, (1-day SOFR Index + 0.78%)(c)	2,900	2,895,711
Citizens Financial Group, Inc.
2.50%, 02/06/30	1,325	1,214,937
3.25%, 04/30/30(a)	4,185	3,926,919
5.25%, 03/05/31, (1-day SOFR + 1.26%)(c)	4,230	4,231,603
5.30%, 01/29/36, (5-year CMT + 1.45%)(c)	2,950	2,879,012
5.72%, 07/23/32, (1-day SOFR + 1.91%)(c)	7,400	7,491,031
5.84%, 01/23/30, (1-day SOFR + 2.01%)(c)	5,530	5,628,375
Commonwealth Bank of Australia
2.69%, 03/11/31(a)(b)	5,040	4,506,366
3.15%, 09/19/27(a)(b)	3,255	3,214,658
3.61%, 09/12/34, (5-year CMT + 2.05%)(a)(b)(c)	5,757	5,490,700
3.90%, 03/16/28(a)(b)	5,645	5,597,801
4.61%, 03/14/30(a)(b)	4,640	4,628,031
Commonwealth Bank of Australia/New York
4.15%, 10/01/30(a)	4,838	4,730,078
4.42%, 03/14/28	4,475	4,467,663
Series C, 4.36%, 03/27/29	4,870	4,835,960
Cooperatieve Rabobank UA
4.99%, 05/27/31, (1-year CMT + 0.92%)(b)(c)	5,092	5,071,611
5.45%, 03/05/30, (1-year CMT + 1.12%)(a)(b)(c)	4,063	4,109,190
5.56%, 02/28/29, (1-year CMT + 1.40%)(a)(b)(c)	5,200	5,264,104
Cooperatieve Rabobank UA/New York
3.74%, 01/14/28(a)	2,690	2,662,274
3.96%, 10/17/28(a)	2,935	2,899,976
4.16%, 01/14/31(a)	2,420	2,357,581
4.32%, 04/01/29	2,730	2,710,583
4.35%, 06/09/28	5,050	5,033,852
4.49%, 10/17/29	3,625	3,602,785
4.80%, 01/09/29	2,595	2,604,032
Security	Par (000)	Value
Banks (continued)
4.88%, 01/21/28	$2,835	$2,848,091
Credit Agricole SA
3.25%, 01/14/30(b)	7,097	6,635,883
4.00%, 01/10/33, (5-year USD Swap + 1.64%)(b)(c)	6,831	6,718,135
4.63%, 09/11/28, (1-day SOFR + 1.21%)(b)(c)	5,332	5,328,154
4.66%, 01/12/32, (1-day SOFR + 1.17%)(b)(c)	10,265	9,963,639
5.19%, 08/01/32, (1-day SOFR + 1.13%)(a)(b)(c)	6,465	6,391,674
5.22%, 05/27/31, (1-day SOFR + 1.46%)(b)(c)	10,485	10,461,519
5.23%, 01/09/29, (1-day SOFR + 1.13%)(b)(c)	7,429	7,462,329
5.30%, 07/12/28(a)(b)	7,290	7,372,216
5.34%, 01/10/30, (1-day SOFR + 1.69%)(b)(c)	5,655	5,689,984
6.32%, 10/03/29, (1-day SOFR + 1.86%)(b)(c)	10,145	10,406,407
Danske Bank A/S
4.38%, 06/12/28(b)	2,293	2,279,052
4.42%, 09/12/31, (1-year CMT + 0.85%)(b)(c)	6,785	6,582,069
4.61%, 10/02/30, (1-year CMT + 1.10%)(b)(c)	5,355	5,286,209
4.66%, 03/27/29, (1-year CMT + 0.75%)(a)(b)(c)	5,205	5,196,735
5.00%, 03/27/32, (1-year CMT + 0.98%)(a)(b)(c)	4,514	4,455,208
5.02%, 03/04/31, (1-year CMT + 0.93%)(b)(c)	4,460	4,435,606
5.71%, 03/01/30, (1-year CMT + 1.40%)(b)(c)	7,234	7,348,171
DBS Group Holdings Ltd., 4.40%, 03/21/28(a)(b)	1,245	1,243,297
Depository Trust Co. (The)
4.30%, 03/27/29(b)	1,975	1,955,643
4.55%, 03/27/31(b)	2,800	2,752,097
Deutsche Bank AG/New York
3.04%, 05/28/32, (1-day SOFR + 1.72%)(c)	3,010	2,705,063
3.55%, 09/18/31, (1-day SOFR + 3.04%)(a)(c)	9,425	8,787,875
3.73%, 01/14/32, (1-day SOFR + 2.76%)(c)	6,680	6,176,344
4.47%, 12/10/31, (1-day SOFR + 1.10%)(a)(c)	8,205	7,987,639
4.73%, 02/06/32, (1-day SOFR + 1.14%)(c)	7,420	7,207,251
4.88%, 12/01/32, (5-year USD ICE Swap + 2.55%)(c)	6,927	6,876,319
4.95%, 08/04/31, (1-day SOFR + 1.30%)(c)	11,210	11,042,888
5.00%, 09/11/30, (1-day SOFR + 1.70%)(c)	6,561	6,533,269
5.06%, 04/14/32, (1-day SOFR + 1.41%)(c)	6,130	6,033,084
5.30%, 05/09/31, (1-day SOFR + 1.72%)(c)	9,200	9,183,276
5.37%, 09/09/27(a)	1,825	1,845,085
5.37%, 01/10/29, (1-day SOFR + 1.21%)(c)	7,060	7,105,825
5.41%, 05/10/29	5,653	5,735,997
5.88%, 07/08/31, (1-day SOFR + 5.44%)(c)	3,207	3,230,844
6.72%, 01/18/29, (1-day SOFR + 3.18%)(c)	8,416	8,617,348
6.82%, 11/20/29, (1-day SOFR + 2.51%)(c)	8,625	8,954,886
DNB Bank ASA
4.38%, 11/04/31, (1-day SOFR + 1.05%)(b)(c)	8,155	7,906,660
4.83%, 03/30/32, (1-day SOFR + 1.13%)(a)(b)(c)	4,670	4,602,366
4.85%, 11/05/30, (1-day SOFR + 1.05%)(b)(c)	6,332	6,313,292
Emirates NBD Bank PJSC, 5.13%, 06/29/31(b)	6,900	6,834,615
Federation des Caisses Desjardins du Quebec
4.57%, 08/26/30(a)(b)	4,180	4,111,133
5.02%, 05/27/31(b)	5,760	5,720,145
5.25%, 04/26/29(a)(b)	5,665	5,722,469
5.70%, 03/14/28(a)(b)	4,339	4,406,473
Fifth Third Bancorp
3.95%, 03/14/28	3,165	3,127,640
4.00%, 02/01/29(a)(b)	2,719	2,652,996
4.57%, 04/29/32, (1-day SOFR + 0.95%)(c)	5,720	5,543,527

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
4.77%, 07/28/30, (1-day SOFR Index + 2.13%)(c)	$5,405	$5,365,632
4.90%, 09/06/30, (1-day SOFR + 1.49%)(c)	3,696	3,677,337
5.63%, 01/29/32, (1-day SOFR + 1.84%)(a)(c)	6,195	6,269,362
5.98%, 01/30/30, (1-day SOFR + 2.16%)(b)(c)	5,295	5,405,594
6.34%, 07/27/29, (1-day SOFR + 2.34%)(c)	6,228	6,400,531
6.36%, 10/27/28, (1-day SOFR Index + 2.19%)(c)	5,524	5,618,277
First Citizens BancShares, Inc.
4.87%, 03/03/32, (1-day SOFR + 1.49%)(c)	2,125	2,047,395
5.23%, 03/12/31, (1-day SOFR + 1.41%)(a)(c)	3,550	3,497,345
5.60%, 09/05/35, (5-year CMT + 1.85%)(c)	3,215	3,128,093
First Horizon Bank, 5.75%, 05/01/30(a)	2,000	1,999,009
First Horizon Corp., 5.51%, 03/07/31, (1-day SOFR + 1.77%)(c)	2,400	2,400,483
First-Citizens Bank & Trust Co.
5.10%, 07/13/29, (1-day SOFR + 1.15%)(c)	3,895	3,886,181
6.13%, 03/09/28	2,058	2,090,586
FNB Corp., 5.72%, 12/11/30, (1-day SOFR Index + 1.93%)(c)	3,124	3,132,033
Fulton Financial Corp., 5.95%, 05/15/36, (3-mo. CME Term SOFR + 2.17%)(c)	320	316,990
Goldman Sachs Bank USA/New York, 4.66%, 06/03/29, (1-day SOFR + 0.72%)(c)	17,480	17,424,861
Goldman Sachs Group, Inc. (The)
1.99%, 01/27/32, (1-day SOFR + 1.09%)(c)	11,350	9,886,944
2.38%, 07/21/32, (1-day SOFR + 1.25%)(c)	11,115	9,698,653
2.60%, 02/07/30	12,547	11,587,547
2.62%, 04/22/32, (1-day SOFR + 1.28%)(c)	21,450	19,019,309
3.80%, 03/15/30	15,624	15,000,604
3.81%, 04/23/29, (3-mo. CME Term SOFR + 1.42%)(a)(c)	14,682	14,446,587
4.15%, 01/21/29, (1-day SOFR + 0.71%)(c)	23,310	23,102,061
4.15%, 10/21/29, (1-day SOFR + 0.90%)(c)	16,300	16,040,659
4.22%, 05/01/29, (3-mo. CME Term SOFR + 1.56%)(a)(c)	20,472	20,268,102
4.37%, 10/21/31, (1-day SOFR + 1.06%)(c)	20,440	19,758,815
4.52%, 01/21/32, (1-day SOFR + 0.96%)(c)	26,735	25,897,620
4.59%, 04/20/30, (1-day SOFR + 0.99%)(c)	18,015	17,820,394
4.69%, 10/23/30, (1-day SOFR + 1.14%)(c)	11,840	11,699,458
4.97%, 06/03/32, (1-day SOFR + 1.03%)(c)	18,665	18,374,349
5.05%, 07/23/30, (1-day SOFR + 1.21%)(a)(c)	14,869	14,861,071
5.21%, 01/28/31, (1-day SOFR + 1.08%)(c)	12,827	12,837,401
5.22%, 04/23/31, (1-day SOFR + 1.58%)(a)(c)	18,355	18,366,391
5.24%, 07/21/32, (1-day SOFR + 1.17%)(c)	24,510	24,369,317
5.73%, 04/25/30, (1-day SOFR + 1.27%)(c)	15,352	15,604,994
6.48%, 10/24/29, (1-day SOFR + 1.77%)(c)	16,225	16,722,278
HDFC Bank Ltd./Gift City, 5.40%, 08/26/31(b)	10,000	9,975,746
HSBC Holdings PLC
2.21%, 08/17/29, (1-day SOFR + 1.29%)(a)(c)	12,833	12,194,130
2.36%, 08/18/31, (1-day SOFR + 1.95%)(c)	7,664	6,883,835
2.80%, 05/24/32, (1-day SOFR + 1.19%)(c)	12,265	10,968,086
2.85%, 06/04/31, (1-day SOFR + 2.39%)(c)	11,105	10,220,403
3.97%, 05/22/30, (3-mo. CME Term SOFR + 1.87%)(c)	18,217	17,713,192
4.40%, 03/10/30, (1-day SOFR + 0.99%)(c)	10,725	10,557,721
4.58%, 06/19/29, (3-mo. CME Term SOFR + 1.80%)(a)(c)	17,313	17,242,485
4.62%, 11/06/31, (1-day SOFR + 1.19%)(a)(c)	12,840	12,540,226
4.68%, 03/10/32, (1-day SOFR + 1.21%)(a)(c)	11,935	11,626,484
4.71%, 05/12/30, (1-day SOFR + 0.94%)(c)	13,990	13,850,026
Security	Par (000)	Value
Banks (continued)
4.90%, 03/03/29, (1-day SOFR + 1.03%)(c)	$8,950	$8,963,459
4.95%, 03/31/30	15,165	15,165,870
5.13%, 11/19/28, (1-day SOFR + 1.04%)(c)	8,581	8,618,872
5.13%, 03/03/31, (1-day SOFR + 1.29%)(c)	11,941	11,911,390
5.24%, 05/13/31, (1-day SOFR + 1.57%)(c)	15,000	15,021,864
5.24%, 08/14/32, (1-day SOFR + 1.16%)(c)	13,655	13,567,392
5.29%, 11/19/30, (1-day SOFR + 1.29%)(c)	13,645	13,697,458
5.55%, 03/04/30, (1-day SOFR + 1.46%)(c)	9,365	9,478,954
5.73%, 05/17/32, (1-day SOFR + 1.52%)(c)	9,445	9,599,832
6.16%, 03/09/29, (1-day SOFR + 1.97%)(c)	12,069	12,305,871
HSBC USA, Inc., 4.65%, 06/03/28	6,505	6,506,130
Huntington Bancshares, Inc./Ohio
2.49%, 08/15/36, (5-year CMT + 1.17%)(a)(c)	195	166,304
2.55%, 02/04/30	5,325	4,885,884
4.62%, 01/28/32, (1-day SOFR + 0.99%)(a)(c)	7,265	7,059,178
5.27%, 01/15/31, (1-day SOFR + 1.28%)(a)(c)	6,875	6,891,979
6.21%, 08/21/29, (1-day SOFR + 2.02%)(c)	7,783	7,968,772
Huntington National Bank (The), 5.65%, 01/10/30(a)	4,880	4,971,696
ICICI Bank Ltd./Dubai, 3.80%, 12/14/27(b)	2,135	2,102,617
ICICI Bank Ltd./IFSC
5.42%, 08/21/31(b)	4,500	4,493,161
5.46%, 07/30/31(a)(b)	6,020	6,025,356
Independent Bank Corp., 7.25%, 04/01/35, (3-mo. CME Term SOFR + 3.53%)(c)	2,120	2,180,204
Industrial & Commercial Bank of China Ltd./New York, 3.54%, 11/08/27	3,164	3,128,123
ING Bank NV
4.56%, 07/07/29(b)	2,695	2,677,361
4.71%, 07/07/31(a)(b)	3,200	3,157,549
ING Groep NV
2.73%, 04/01/32, (1-day SOFR + 1.32%)(c)	4,600	4,134,251
4.05%, 04/09/29	5,738	5,620,093
4.55%, 10/02/28	7,842	7,810,699
4.86%, 03/25/29, (1-day SOFR + 1.01%)(c)	5,571	5,576,150
5.07%, 03/25/31, (1-day SOFR Index + 1.23%)(c)	5,425	5,412,696
5.34%, 03/19/30, (1-day SOFR Index + 1.44%)(c)	9,425	9,516,089
Series VAR, 4.80%, 03/23/32, (1-day SOFR Index + 1.26%)(c)	10,760	10,556,906
Intercorp Peru Ltd., 3.88%, 08/15/29(b)	2,120	2,045,164
Intesa Sanpaolo SpA
3.88%, 01/12/28(a)(b)	1,622	1,602,348
4.20%, 06/01/32, (1-year CMT + 2.60%)(b)(c)	485	453,983
5.00%, 06/29/30, (1-year CMT + 0.80%)(b)(c)	12,470	12,400,643
5.20%, 06/29/32, (1-year CMT + 0.95%)(b)(c)	7,085	6,991,894
Series XR, 4.00%, 09/23/29(b)	2,000	1,941,959
JPMorgan Chase & Co.
1.76%, 11/19/31, (3-mo. CME Term SOFR + 1.11%)(c)	8,150	7,117,973
1.95%, 02/04/32, (1-day SOFR + 1.07%)(c)	16,710	14,602,138
2.07%, 06/01/29, (1-day SOFR + 1.02%)(c)	11,532	11,011,208
2.52%, 04/22/31, (1-day SOFR + 2.04%)(c)	16,635	15,263,809
2.58%, 04/22/32, (3-mo. CME Term SOFR + 1.25%)(c)	14,720	13,139,211
2.74%, 10/15/30, (3-mo. CME Term SOFR + 1.51%)(c)	22,190	20,760,416
2.96%, 05/13/31, (3-mo. CME Term SOFR + 2.52%)(c)	18,215	16,890,723
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
3.51%, 01/23/29, (3-mo. CME Term SOFR + 1.21%)(a)(c)	$12,871	$12,670,090
3.63%, 12/01/27	5,845	5,782,943
3.70%, 05/06/30, (3-mo. CME Term SOFR + 1.42%)(a)(c)	14,980	14,512,631
4.01%, 04/23/29, (3-mo. CME Term SOFR + 1.38%)(c)	12,738	12,589,321
4.20%, 07/23/29, (3-mo. CME Term SOFR + 1.52%)(a)(c)	14,436	14,296,937
4.25%, 10/01/27	8,450	8,434,034
4.26%, 10/22/31, (1-day SOFR + 0.93%)(c)	14,620	14,148,427
4.35%, 01/22/32, (1-day SOFR + 0.84%)(c)	16,780	16,240,462
4.41%, 04/23/30, (1-day SOFR + 0.82%)(c)	17,915	17,673,699
4.45%, 12/05/29, (3-mo. CME Term SOFR + 1.59%)(a)(c)	15,321	15,196,515
4.49%, 03/24/31, (3-mo. CME Term SOFR + 3.79%)(a)(c)	18,157	17,860,613
4.51%, 10/22/28, (1-day SOFR + 0.86%)(c)	11,991	11,974,679
4.57%, 06/14/30, (1-day SOFR + 1.75%)(a)(c)	12,010	11,897,043
4.60%, 10/22/30, (1-day SOFR + 1.04%)(c)	15,744	15,570,536
4.62%, 04/23/32, (1-day SOFR + 0.99%)(a)(c)	20,025	19,570,164
4.86%, 07/23/30, (1-day SOFR + 0.85%)(c)	18,220	18,165,546
4.92%, 01/24/29, (1-day SOFR + 0.80%)(c)	11,175	11,218,243
5.00%, 07/22/30, (1-day SOFR + 1.13%)(a)(c)	17,153	17,164,586
5.01%, 01/23/30, (1-day SOFR + 1.31%)(a)(c)	15,083	15,124,257
5.04%, 07/23/32, (1-day SOFR + 1.02%)(c)	18,575	18,457,840
5.10%, 04/22/31, (1-day SOFR + 1.44%)(c)	15,140	15,153,099
5.14%, 01/24/31, (1-day SOFR + 1.01%)(a)(c)	15,486	15,533,437
5.30%, 07/24/29, (1-day SOFR + 1.45%)(c)	14,220	14,355,676
5.58%, 04/22/30, (1-day SOFR + 1.16%)(c)	16,674	16,933,543
6.09%, 10/23/29, (1-day SOFR + 1.57%)(c)	13,752	14,101,627
8.75%, 09/01/30	2,040	2,315,760
JPMorgan Chase Financial Co. LLC, 4.13%, 09/21/29(a)	235	234,038
KBC Group NV
4.45%, 09/23/31, (1-year CMT + 0.85%)(b)(c)	9,625	9,358,224
4.93%, 10/16/30, (1-year CMT + 1.07%)(b)(c)	6,460	6,431,431
5.80%, 01/19/29, (1-year CMT + 2.10%)(b)(c)	5,453	5,525,951
KEB Hana Bank
4.00%, 10/21/30(a)(b)	1,995	1,936,180
5.38%, 04/23/29(a)(b)	1,025	1,042,823
5.75%, 10/24/28(a)(b)	735	750,665
KeyBank N.A.
3.90%, 04/13/29	1,760	1,712,533
5.85%, 11/15/27(a)	4,703	4,764,956
6.95%, 02/01/28(a)	1,885	1,937,821
KeyCorp
2.55%, 10/01/29	4,196	3,906,437
4.10%, 04/30/28(a)	4,970	4,917,950
5.12%, 04/04/31, (1-day SOFR Index + 1.23%)(a)(c)	4,025	4,018,904
Kookmin Bank
2.50%, 11/04/30(a)(b)	2,616	2,340,280
4.25%, 05/07/31(a)(b)	2,895	2,820,587
4.38%, 05/08/28(a)(b)	1,195	1,190,624
4.63%, 04/21/28(a)(b)	3,318	3,318,871
4.63%, 05/08/30(a)(b)	790	786,891
5.25%, 05/08/29(b)	550	557,995
Lloyds Banking Group PLC
3.57%, 11/07/28, (3-mo. SOFR US + 1.47%)(c)	9,594	9,472,839
Security	Par (000)	Value
Banks (continued)
4.24%, 02/10/30, (1-year CMT + 0.60%)(c)	$5,987	$5,881,900
4.38%, 03/22/28	9,407	9,366,442
4.43%, 11/04/31, (1-year CMT + 0.82%)(c)	10,485	10,178,305
4.55%, 08/16/28	6,953	6,929,710
4.82%, 06/13/29, (1-year CMT + 0.83%)(c)	6,772	6,774,406
5.09%, 11/26/28, (1-year CMT + 0.85%)(c)	6,786	6,815,772
5.20%, 08/17/32, (1-year CMT + 0.80%)(c)	6,705	6,681,757
5.72%, 06/05/30, (1-year CMT + 1.07%)(c)	8,721	8,865,909
5.87%, 03/06/29, (1-year CMT + 1.70%)(a)(c)	7,214	7,330,520
M&T Bank Corp.
4.83%, 01/16/29, (1-day SOFR + 0.93%)(c)	4,265	4,269,646
5.18%, 07/08/31, (1-day SOFR + 1.40%)(a)(c)	4,444	4,437,873
5.30%, 04/18/36, (5-year CMT + 1.38%)(c)	2,470	2,421,189
5.40%, 07/30/35, (5-year CMT + 1.43%)(c)	5,148	5,103,429
6.08%, 03/13/32, (1-day SOFR + 2.26%)(c)	5,372	5,535,345
7.41%, 10/30/29, (1-day SOFR + 2.80%)(c)	6,197	6,504,257
Macquarie Bank Ltd.
3.05%, 03/03/36, (5-year CMT + 1.70%)(b)(c)	1,425	1,275,684
3.62%, 06/03/30(a)(b)	5,226	4,929,417
3.92%, 02/03/28(b)	3,765	3,732,255
4.33%, 06/12/28(a)(b)	5,995	5,961,735
4.53%, 03/29/29(a)(b)	5,073	5,044,693
Macquarie Group Ltd.
2.69%, 06/23/32, (1-day SOFR + 1.44%)(b)(c)	6,495	5,777,501
3.76%, 11/28/28, (3-mo. CME Term SOFR + 1.63%)(a)(b)(c)	4,807	4,742,911
4.65%, 03/27/29, (3-mo. CME Term SOFR + 1.99%)(a)(b)(c)	2,636	2,627,123
5.03%, 01/15/30, (3-mo. CME Term SOFR + 2.01%)(a)(b)(c)	5,023	5,026,633
Manufacturers & Traders Trust Co.
4.55%, 04/18/30, (1-day SOFR + 0.94%)(c)	4,010	3,960,989
4.70%, 01/27/28	7,463	7,464,837
Mitsubishi UFJ Financial Group, Inc.
2.05%, 07/17/30(a)	7,841	7,018,190
2.31%, 07/20/32, (1-year CMT + 0.95%)(c)	6,440	5,617,755
2.56%, 02/25/30	6,810	6,278,063
3.20%, 07/18/29	10,152	9,699,968
3.74%, 03/07/29	7,852	7,672,883
3.96%, 03/02/28(a)	8,733	8,656,875
4.05%, 09/11/28(a)	5,530	5,460,284
4.51%, 01/14/32, (1-year CMT + 0.80%)(c)	9,100	8,844,087
4.53%, 09/12/31, (1-year CMT + 0.80%)(c)	9,860	9,622,377
4.59%, 04/18/30, (1-year CMT + 0.78%)(a)(c)	3,585	3,553,152
4.85%, 04/21/32, (1-year CMT + 0.92%)(c)	8,240	8,080,888
4.98%, 07/24/30, (1-year CMT + 0.67%)(c)	3,620	3,617,499
5.16%, 04/24/31, (1-year CMT + 1.17%)(c)	6,319	6,321,668
5.19%, 07/23/32, (1-year CMT + 0.82%)(c)	4,205	4,182,012
5.20%, 01/16/31, (1-year CMT + 0.78%)(c)	6,115	6,128,456
5.24%, 04/19/29, (1-year CMT + 1.70%)(c)	3,493	3,517,065
5.26%, 04/17/30, (1-year CMT + 0.82%)(c)	5,459	5,500,601
5.35%, 09/13/28, (1-year CMT + 1.90%)(c)	6,890	6,935,813
5.42%, 02/22/29, (1-year CMT + 1.38%)(c)	6,753	6,817,814
5.48%, 02/22/31, (1-year CMT + 1.53%)(c)	3,515	3,549,037
Mizuho Bank Ltd.
4.40%, 04/16/29(b)	6,657	6,601,777
4.70%, 04/16/31(a)(b)	10,303	10,205,297
Mizuho Financial Group, Inc.
1.98%, 09/08/31, (3-mo. CME Term SOFR + 1.53%)(c)	4,604	4,069,974
2.17%, 05/22/32, (1-year CMT + 0.87%)(c)	4,095	3,568,589

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
2.20%, 07/10/31, (3-mo. CME Term SOFR + 1.77%)(c)	$5,962	$5,347,677
2.26%, 07/09/32, (1-year CMT + 0.90%)(c)	4,065	3,543,683
2.59%, 05/25/31, (3-mo. CME Term SOFR + 1.33%)(c)	3,196	2,915,964
2.87%, 09/13/30, (3-mo. CME Term SOFR + 1.57%)(a)(c)	2,773	2,608,373
3.15%, 07/16/30, (3-mo. CME Term SOFR + 1.39%)(c)	4,218	4,011,393
3.17%, 09/11/27	5,695	5,624,847
3.26%, 05/22/30, (1-year CMT + 1.25%)(c)	2,658	2,546,339
4.02%, 03/05/28	7,910	7,841,650
4.25%, 09/11/29, (3-mo. CME Term SOFR + 1.53%)(a)(c)	5,587	5,526,172
4.44%, 05/12/32, (1-year CMT + 0.70%)(a)(c)	4,700	4,542,521
4.71%, 07/08/31, (1-year CMT + 0.92%)(c)	7,690	7,579,880
4.78%, 07/13/30, (1-year CMT + 0.68%)(c)	5,695	5,653,377
4.97%, 07/13/32, (1-year CMT + 0.83%)(c)	7,435	7,336,717
5.10%, 05/13/31, (1-year CMT + 0.82%)(c)	4,926	4,916,294
5.38%, 05/26/30, (1-year CMT + 1.12%)(c)	4,010	4,053,449
5.38%, 07/10/30, (1-year CMT + 1.08%)(c)	4,965	5,016,371
5.41%, 09/13/28, (1-year CMT + 2.05%)(c)	5,736	5,779,651
5.67%, 05/27/29, (1-year CMT + 1.50%)(c)	6,101	6,187,924
5.74%, 05/27/31, (1-year CMT + 1.65%)(c)	4,819	4,909,641
5.78%, 07/06/29, (1-year CMT + 1.65%)(c)	7,043	7,162,799
Morgan Stanley
1.79%, 02/13/32, (1-day SOFR + 1.03%)(c)	17,965	15,497,353
1.93%, 04/28/32, (1-day SOFR + 1.02%)(c)	16,285	14,029,724
2.24%, 07/21/32, (1-day SOFR + 1.18%)(c)	17,990	15,600,407
2.70%, 01/22/31, (1-day SOFR + 1.14%)(c)	20,083	18,559,087
3.62%, 04/01/31, (1-day SOFR + 3.12%)(c)	18,065	17,175,738
3.77%, 01/24/29, (3-mo. CME Term SOFR + 1.40%)(c)	17,532	17,311,678
4.24%, 01/09/30, (1-day SOFR + 0.80%)(c)	17,008	16,725,382
4.43%, 01/23/30, (3-mo. CME Term SOFR + 1.89%)(a)(c)	17,551	17,335,191
4.49%, 01/16/32, (1-day SOFR + 0.95%)(c)	20,555	19,922,398
4.56%, 04/10/30, (1-day SOFR Index + 0.96%)(c)	15,376	15,201,901
4.65%, 10/18/30, (1-day SOFR + 1.10%)(c)	16,990	16,803,835
4.71%, 03/12/32, (1-day SOFR + 1.20%)(c)	20,070	19,591,221
4.81%, 04/16/32, (1-day SOFR Index + 1.18%)(c)	15,155	14,837,913
4.87%, 07/12/29, (1-day SOFR Index + 0.85%)(c)	9,630	9,630,921
4.99%, 04/12/29, (1-day SOFR + 1.38%)(c)	11,644	11,681,964
5.04%, 07/19/30, (1-day SOFR + 1.22%)(c)	13,432	13,450,320
5.12%, 02/01/29, (1-day SOFR + 1.73%)(c)	14,503	14,582,857
5.16%, 04/20/29, (1-day SOFR + 1.59%)(a)(c)	18,104	18,221,485
5.17%, 01/16/30, (1-day SOFR + 1.45%)(c)	13,089	13,151,444
5.17%, 07/14/32, (1-day SOFR Index + 1.16%)(c)	17,135	17,007,276
5.19%, 04/17/31, (1-day SOFR + 1.51%)(c)	16,789	16,803,597
5.23%, 01/15/31, (1-day SOFR + 1.11%)(c)	13,768	13,817,736
5.45%, 07/20/29, (1-day SOFR + 1.63%)(a)(c)	14,591	14,741,487
5.66%, 04/18/30, (1-day SOFR + 1.26%)(c)	14,706	14,931,029
6.30%, 10/18/28, (1-day SOFR + 2.24%)(a)(c)	13,348	13,593,341
6.41%, 11/01/29, (1-day SOFR + 1.83%)(c)	12,905	13,297,237
Series I, 4.13%, 10/18/29, (1-day SOFR + 0.91%)(c)	12,652	12,449,518
Security	Par (000)	Value
Banks (continued)
Series I, 4.36%, 10/22/31, (1-day SOFR + 1.07%)(c)	$16,660	$16,113,310
Morgan Stanley Bank N.A.
4.79%, 05/10/30, (1-day SOFR Index + 0.97%)(c)	7,635	7,597,310
5.02%, 01/12/29, (1-day SOFR + 0.91%)(c)	11,592	11,642,947
Morgan Stanley Private Bank N.A.
4.20%, 11/17/28, (1-day SOFR + 0.78%)(c)	13,534	13,457,253
4.21%, 02/08/30, (1-day SOFR + 0.76%)(c)	4,520	4,442,863
4.47%, 11/19/31, (1-day SOFR + 1.02%)(c)	21,390	20,799,083
4.73%, 07/18/31, (1-day SOFR + 1.08%)(c)	20,715	20,402,243
National Australia Bank Ltd.
2.33%, 08/21/30(b)	8,785	7,847,689
2.99%, 05/21/31(b)	4,225	3,800,526
3.93%, 08/02/34, (5-year CMT + 1.88%)(b)(c)	8,436	8,118,254
National Australia Bank Ltd./New York
3.85%, 12/13/28	3,970	3,903,876
4.15%, 01/13/31(a)	2,821	2,761,376
4.31%, 06/13/28(a)	5,060	5,042,665
4.43%, 06/04/29	5,510	5,474,866
4.50%, 10/26/27(a)	5,133	5,139,538
4.53%, 06/13/30	4,488	4,459,315
4.79%, 01/10/29	5,807	5,833,897
4.90%, 06/13/28(a)	5,950	5,984,941
4.90%, 01/14/30(a)	3,761	3,787,414
4.94%, 01/12/28(a)	5,775	5,811,032
National Bank of Canada
4.17%, 01/20/29, (1-day SOFR Index + 0.76%)(c)	6,951	6,893,257
4.50%, 10/10/29(a)	4,305	4,261,357
4.93%, 06/04/32, (1-day SOFR + 1.01%)(c)	6,985	6,867,632
5.25%, 09/08/29(c)	5,860	5,862,813
5.60%, 12/18/28	5,693	5,799,783
National Securities Clearing Corp.
4.35%, 06/09/28(a)(b)	2,695	2,685,588
4.70%, 05/20/30(b)	3,675	3,648,746
4.70%, 06/09/31(a)(b)	4,593	4,541,114
4.90%, 06/26/29(b)	2,801	2,810,252
5.00%, 05/30/28(a)(b)	3,820	3,845,954
5.10%, 11/21/27(a)(b)	2,544	2,561,044
NatWest Group PLC
3.03%, 11/28/35, (5-year CMT + 2.35%)(a)(c)	3,010	2,743,520
4.45%, 05/08/30, (3-mo. SOFR US + 2.13%)(c)	7,344	7,234,838
4.89%, 05/18/29, (3-mo. SOFR US + 2.01%)(a)(c)	10,150	10,164,991
4.96%, 08/15/30, (1-year CMT + 1.22%)(c)	6,820	6,811,870
4.98%, 06/18/32, (1-year CMT + 0.80%)(c)	7,865	7,757,133
5.08%, 01/27/30, (3-mo. SOFR US + 2.17%)(a)(c)	10,554	10,585,057
5.12%, 05/23/31, (1-year CMT + 1.05%)(c)	9,005	8,985,652
5.52%, 09/30/28, (1-year CMT + 2.27%)(c)	5,115	5,161,845
5.81%, 09/13/29, (1-year CMT + 1.95%)(a)(c)	7,520	7,657,896
6.48%, 06/01/34, (5-year CMT + 2.20%)(c)	5,859	6,003,361
NatWest Markets PLC
4.17%, 11/06/28(b)	5,041	4,977,075
4.41%, 11/06/30(a)(b)	4,943	4,817,453
4.65%, 03/27/29(b)	7,437	7,389,531
4.79%, 03/21/28(b)	4,220	4,229,217
4.89%, 03/27/31(a)(b)	4,613	4,564,021
5.02%, 03/21/30(a)(b)	5,582	5,569,966
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.41%, 05/17/29(b)	$5,746	$5,815,630
NBK SPC Ltd., 5.50%, 06/06/30, (1-day SOFR + 1.16%)(b)(c)	2,435	2,446,242
NongHyup Bank
4.63%, 07/23/31(b)	2,000	1,973,171
4.88%, 07/03/28(b)	4,200	4,213,891
Nordea Bank Abp
4.25%, 08/28/30(b)	3,581	3,493,848
4.38%, 03/17/28(a)(b)	2,655	2,649,406
4.38%, 09/10/29(a)(b)	4,076	4,027,270
4.40%, 05/21/29(b)	4,531	4,491,601
4.63%, 09/13/33, (5-year USD Swap + 1.69%)(a)(b)(c)	2,472	2,449,418
5.38%, 09/22/27(b)	4,943	4,989,313
Norinchukin Bank (The)
4.67%, 09/09/30(b)	3,666	3,586,283
4.68%, 03/10/31(a)(b)	3,975	3,874,951
4.87%, 09/14/27(a)(b)	1,245	1,247,269
5.09%, 10/16/29(a)(b)	2,471	2,469,059
5.43%, 03/09/28(a)(b)	2,300	2,322,890
Northern Trust Corp.
1.95%, 05/01/30	5,115	4,617,821
3.15%, 05/03/29	2,582	2,484,963
3.65%, 08/03/28	2,954	2,907,281
4.15%, 11/19/30	3,256	3,169,769
Old National Bancorp, 5.77%, 02/15/36, (3-mo. CME Term SOFR + 2.20%)(a)(c)	250	247,729
Oversea-Chinese Banking Corp. Ltd., 4.55%, 09/08/35, (5-year CMT + 0.80%)(b)(c)	5,000	4,883,263
Pinnacle Bank/Nashville TN
5.63%, 02/15/28	2,906	2,925,934
5.96%, 01/15/36, (5-year CMT + 2.30%)(c)	3,275	3,211,129
Pinnacle Financial Partners, Inc.
5.60%, 05/19/32, (1-day SOFR + 1.70%)(c)	5,590	5,525,773
6.17%, 11/01/30, (1-day SOFR + 2.35%)(a)(c)	2,756	2,797,991
PNC Bank N.A.
2.70%, 10/22/29	4,402	4,122,208
3.10%, 10/25/27	4,935	4,859,504
3.25%, 01/22/28	4,840	4,758,073
4.05%, 07/26/28	7,445	7,357,440
PNC Financial Services Group, Inc. (The)
2.31%, 04/23/32, (1-day SOFR + 0.98%)(a)(c)	4,969	4,384,095
2.55%, 01/22/30	11,989	11,088,351
3.45%, 04/23/29	8,419	8,155,757
4.08%, 01/26/29, (1-day SOFR + 0.61%)(a)(c)	6,599	6,550,670
4.62%, 10/26/29, (1-day SOFR + 0.68%)(a)(c)	7,290	7,265,005
4.83%, 07/19/30, (1-day SOFR + 0.80%)(c)	5,655	5,636,632
4.90%, 05/13/31, (1-day SOFR + 1.33%)(c)	8,227	8,176,749
5.22%, 01/29/31, (1-day SOFR + 1.07%)(c)	5,685	5,716,576
5.35%, 12/02/28, (1-day SOFR + 1.62%)(c)	5,266	5,313,970
5.49%, 05/14/30, (1-day SOFR + 1.20%)(c)	11,020	11,171,044
5.58%, 06/12/29, (1-day SOFR + 1.84%)(a)(c)	14,549	14,759,066
Regions Bank/Birmingham AL, 4.76%, 07/27/29, (1-day SOFR + 0.81%)(c)	3,175	3,162,506
Regions Financial Corp.
1.80%, 08/12/28(a)	3,540	3,344,499
5.72%, 06/06/30, (1-day SOFR + 1.49%)(c)	4,442	4,517,130
Rheinland-Pfalz Bank, 6.88%, 02/23/28(a)(b)(d)	20	20,546
Royal Bank of Canada
4.00%, 11/03/28, (1-day SOFR + 0.70%)(c)	4,326	4,292,351
4.31%, 11/03/31, (1-day SOFR + 0.98%)(c)	7,180	6,957,707
Security	Par (000)	Value
Banks (continued)
4.40%, 04/17/30, (1-day SOFR + 0.84%)(c)	$9,146	$9,018,747
4.50%, 08/06/29, (1-day SOFR + 0.89%)(c)	7,713	7,668,404
4.52%, 10/18/28, (1-day SOFR Index + 0.86%)(c)	4,749	4,742,340
4.61%, 05/03/32, (1-day SOFR + 1.01%)(c)	11,050	10,800,216
4.65%, 07/10/29, (1-day SOFR + 0.61%)(c)	8,770	8,747,615
4.65%, 10/18/30, (1-day SOFR Index + 1.08%)(c)	11,067	10,949,796
4.70%, 08/06/31, (1-day SOFR + 1.06%)(c)	6,560	6,463,160
4.90%, 01/12/28(a)	4,209	4,231,680
4.95%, 02/01/29	4,967	4,996,291
4.95%, 08/05/32, (1-day SOFR Index + 0.95%)(a)(c)	6,315	6,245,142
4.97%, 01/24/29, (1-day SOFR + 0.83%)(c)	8,892	8,920,733
4.97%, 08/02/30, (1-day SOFR + 1.10%)(a)(c)	8,466	8,471,869
4.97%, 05/02/31, (1-day SOFR Index + 1.13%)(c)	5,465	5,449,558
5.15%, 02/04/31, (1-day SOFR + 1.03%)(c)	10,410	10,436,049
5.20%, 08/01/28(a)	5,642	5,705,153
6.00%, 11/01/27	7,476	7,608,329
6.75%, 08/24/85, (5-year CMT + 2.82%)(a)(c)	6,380	6,455,909
7.50%, 05/02/84, (5-year CMT + 2.89%)(c)	5,280	5,459,752
Santander Holdings USA, Inc.
5.04%, 06/05/30, (1-day SOFR + 1.10%)(c)	4,754	4,721,202
5.22%, 06/05/32, (1-day SOFR + 1.28%)(a)(c)	5,355	5,277,658
5.35%, 09/06/30, (1-day SOFR + 1.94%)(c)	4,751	4,757,879
5.47%, 03/20/29, (1-day SOFR + 1.61%)(c)	6,009	6,047,253
5.74%, 03/20/31, (1-day SOFR + 1.88%)(c)	4,730	4,790,796
6.17%, 01/09/30, (1-day SOFR + 2.50%)(c)	5,274	5,386,950
6.50%, 03/09/29, (1-day SOFR + 2.36%)(c)	6,895	7,042,562
6.57%, 06/12/29, (1-day SOFR + 2.70%)(a)(c)	3,132	3,208,272
7.66%, 11/09/31, (1-day SOFR + 3.28%)(a)(c)	3,005	3,248,685
Santander U.K. Group Holdings PLC
2.90%, 03/15/32, (1-day SOFR + 1.48%)(c)	4,035	3,618,757
3.82%, 11/03/28, (3-mo. SOFR US + 1.66%)(c)	5,412	5,349,308
4.32%, 09/22/29, (1-day SOFR Index + 1.07%)(c)	6,764	6,674,423
4.86%, 09/11/30, (1-day SOFR Index + 1.55%)(c)	5,216	5,163,769
5.69%, 04/15/31, (1-day SOFR Index + 1.52%)(c)	8,100	8,197,646
6.53%, 01/10/29, (1-day SOFR + 2.60%)(c)	10,266	10,477,898
Scotiabank Peru SAA, 6.10%, 10/01/35, (1-year CMT + 2.31%)(b)(c)	1,710	1,730,349
Shinhan Bank Co. Ltd.
3.75%, 09/20/27(b)	1,010	998,440
4.00%, 04/23/29(a)(b)	2,133	2,076,015
4.38%, 04/10/31(a)(b)	1,085	1,062,764
4.50%, 04/12/28(a)(b)	2,732	2,725,496
4.63%, 05/13/30(b)	2,015	1,999,978
Shinhan Financial Group Co. Ltd.
4.50%, 07/30/30(a)(b)	1,810	1,772,866
5.00%, 07/24/28(a)(b)	2,578	2,585,431
Simmons First National Corp., 6.25%, 10/01/35, (3-mo. CME Term SOFR + 3.02%)(c)	1,500	1,493,478
Skandinaviska Enskilda Banken AB
4.00%, 03/12/29(b)	2,615	2,568,991
4.38%, 06/02/28(b)	4,045	4,031,121
4.38%, 03/12/31(a)(b)	3,045	2,966,475
4.50%, 09/03/30(a)(b)	4,805	4,702,151

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.00%, 09/02/31(b)	$2,930	$2,899,974
5.38%, 03/05/29(b)	4,300	4,352,862
Societe Generale SA
2.89%, 06/09/32, (1-year CMT + 1.30%)(b)(c)	500	445,306
3.00%, 01/22/30(a)(b)	7,200	6,702,283
3.65%, 07/08/35, (5-year CMT + 3.00%)(a)(b)(c)	2,900	2,685,223
4.45%, 04/12/30, (1-day SOFR + 1.10%)(b)(c)	5,900	5,783,870
4.75%, 09/14/28(b)	4,315	4,297,272
4.86%, 07/07/29, (1-day SOFR + 0.86%)(b)(c)	3,850	3,831,956
5.25%, 05/22/29, (1-day SOFR + 1.42%)(b)(c)	5,600	5,617,098
5.37%, 05/27/32, (1-day SOFR + 1.28%)(a)(b)(c)	7,105	7,049,830
5.50%, 04/13/29, (1-year CMT + 1.20%)(b)(c)	5,600	5,636,464
5.51%, 05/22/31, (1-day SOFR + 1.65%)(b)(c)	5,800	5,820,954
5.63%, 01/19/30, (1-year CMT + 1.75%)(b)(c)	5,585	5,641,596
6.45%, 01/10/29, (1-year CMT + 2.55%)(b)(c)	7,050	7,182,956
Standard Chartered Bank, 8.00%, 05/30/31(a)(b)	305	339,030
Standard Chartered Bank/New York, 4.72%, 05/28/29, (1-year CMT + 0.65%)(c)	1,565	1,559,023
Standard Chartered PLC
2.68%, 06/29/32, (1-year CMT + 1.20%)(b)(c)	7,850	6,960,927
3.27%, 02/18/36, (5-year CMT + 2.30%)(b)(c)	5,795	5,262,401
4.30%, 01/13/30, (1-year CMT + 0.77%)(b)(c)	7,270	7,144,810
4.31%, 05/21/30(b)(c)	5,076	4,970,329
4.53%, 06/05/32, (1-year CMT + 0.95%)(b)(c)	6,710	6,477,449
4.64%, 04/01/31, (1-year CMT + 3.85%)(b)(c)	11,515	11,320,458
4.87%, 03/15/33, (5-year USD ICE Swap + 1.97%)(a)(b)(c)	2,460	2,446,834
5.01%, 10/15/30, (1-year CMT + 1.15%)(b)(c)	9,561	9,527,903
5.08%, 08/13/30, (1-year CMT + 0.78%)(b)(c)	2,355	2,350,157
5.24%, 05/13/31, (1-year CMT + 1.35%)(a)(b)(c)	6,745	6,756,637
5.55%, 01/21/29, (1-year CMT + 1.05%)(b)(c)	6,936	6,991,033
6.30%, 01/09/29, (1-year CMT + 2.45%)(b)(c)	10,897	11,090,748
7.02%, 02/08/30, (1-year CMT + 2.20%)(b)(c)	4,080	4,259,361
7.77%, 11/16/28, (1-year CMT + 3.45%)(b)(c)	6,374	6,590,816
State Street Bank & Trust Co.
4.70%, 07/23/29	2,770	2,775,842
4.78%, 11/23/29	4,576	4,585,538
State Street Corp.
2.20%, 03/03/31	5,315	4,696,611
2.40%, 01/24/30(a)	4,310	4,004,560
3.03%, 11/01/34, (1-day SOFR + 1.49%)(c)	2,981	2,792,059
3.15%, 03/30/31, (1-day SOFR + 2.65%)(a)(c)	3,337	3,148,346
4.14%, 12/03/29, (3-mo. CME Term SOFR + 1.29%)(a)(c)	2,456	2,423,410
4.33%, 10/22/27	6,824	6,818,211
4.53%, 02/20/29, (1-day SOFR + 1.02%)(c)	5,715	5,708,321
4.54%, 02/28/28	8,080	8,091,361
4.56%, 04/23/32, (1-day SOFR + 0.91%)(c)	5,610	5,483,719
4.73%, 02/28/30	4,080	4,068,351
4.83%, 04/24/30	5,931	5,938,992
5.68%, 11/21/29, (1-day SOFR + 1.48%)(c)	5,432	5,540,515
5.82%, 11/04/28, (1-day SOFR + 1.72%)(a)(c)	2,657	2,695,066
Sumitomo Mitsui Financial Group, Inc.
1.71%, 01/12/31(a)	775	672,762
1.90%, 09/17/28	13,655	12,892,390
2.13%, 07/08/30	10,395	9,327,649
2.14%, 09/23/30(a)	3,455	3,078,441
2.47%, 01/14/29	2,593	2,458,109
Security	Par (000)	Value
Banks (continued)
2.72%, 09/27/29	$2,685	$2,517,076
2.75%, 01/15/30	6,538	6,078,520
3.04%, 07/16/29	13,608	12,933,771
3.35%, 10/18/27(a)	3,875	3,823,880
3.54%, 01/17/28	5,798	5,712,799
3.94%, 07/19/28	4,184	4,132,338
4.11%, 01/15/29	4,795	4,718,557
4.31%, 10/16/28(a)	3,345	3,314,332
4.49%, 01/15/32, (1-day SOFR + 1.02%)(a)(c)	8,640	8,394,870
4.66%, 07/08/31, (1-day SOFR + 1.19%)(a)(c)	5,210	5,122,825
4.93%, 07/07/32, (1-day SOFR + 1.05%)(c)	6,645	6,546,917
5.24%, 04/15/30	4,635	4,658,879
5.32%, 07/09/29(a)	4,265	4,316,980
5.42%, 07/09/31	1,440	1,454,105
5.52%, 01/13/28	10,294	10,420,045
5.71%, 01/13/30	8,135	8,300,430
5.72%, 09/14/28	6,612	6,727,396
5.80%, 07/13/28	4,285	4,366,171
5.85%, 07/13/30(a)	4,037	4,143,385
Sumitomo Mitsui Trust Bank Ltd.
3.95%, 03/05/29(a)(b)	2,925	2,867,086
4.20%, 03/05/31(a)(b)	3,840	3,734,319
4.35%, 09/11/30(b)	2,309	2,260,418
4.45%, 09/10/27(a)(b)	3,045	3,043,910
4.50%, 03/13/28(a)(b)	3,925	3,917,968
4.50%, 09/10/29(a)(b)	3,015	2,989,402
4.70%, 03/13/30(a)(b)	2,515	2,497,659
4.85%, 09/04/29(b)	2,930	2,923,517
4.95%, 09/15/27(b)	1,384	1,389,481
5.20%, 03/07/29(a)(b)	3,240	3,268,590
5.50%, 03/09/28(a)(b)	3,055	3,092,557
5.55%, 09/14/28(a)(b)	2,257	2,290,256
Svenska Handelsbanken AB
4.38%, 05/23/28(a)(b)	5,155	5,141,267
4.38%, 06/11/29(a)(b)	3,965	3,932,068
4.63%, 06/11/31(a)(b)	3,475	3,435,434
5.50%, 06/15/28(a)(b)	4,932	4,996,961
Swedbank AB
4.90%, 03/30/31(b)	4,247	4,202,633
5.00%, 11/20/29(a)(b)	3,602	3,627,855
5.08%, 05/21/30(a)(b)	4,565	4,577,744
5.34%, 09/20/27(a)(b)	3,910	3,943,475
5.41%, 03/14/29(b)	4,316	4,375,162
Texas Capital Bancshares, Inc., 5.30%, 02/27/32, (1-day SOFR + 1.94%)(c)	2,800	2,735,749
Toronto-Dominion Bank (The)
3.91%, 01/13/28(a)	6,705	6,637,911
4.11%, 10/13/28(a)	8,900	8,784,995
4.36%, 04/23/29	6,565	6,486,859
4.41%, 01/13/31(a)	5,460	5,342,221
4.57%, 06/02/28	6,030	6,016,142
4.69%, 09/15/27(a)	8,325	8,345,527
4.78%, 12/17/29	5,812	5,805,611
4.81%, 06/03/30	7,080	7,042,015
4.86%, 01/31/28	6,935	6,953,380
4.99%, 04/05/29	5,230	5,256,132
5.15%, 09/10/34, (5-year CMT + 1.50%)(c)	5,535	5,504,914
5.16%, 01/10/28	7,140	7,187,539
5.52%, 07/17/28	7,597	7,706,736
6.35%, 10/31/85, (5-year CMT + 2.72%)(a)(c)	4,465	4,438,990
7.25%, 07/31/84, (5-year CMT + 2.98%)(c)	3,940	4,048,579
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
8.13%, 10/31/82, (5-year CMT + 4.08%)(c)	$9,749	$10,042,562
Series F, 4.85%, 07/27/29	4,765	4,761,833
Truist Bank
2.25%, 03/11/30	7,150	6,487,652
4.14%, 10/23/29, (1-day SOFR + 0.91%)(c)	6,864	6,763,962
Series I, 4.14%, 01/27/29, (1-day SOFR + 0.66%)(c)	7,125	7,063,149
Truist Financial Corp.
1.89%, 06/07/29, (1-day SOFR + 0.86%)(c)	7,116	6,754,217
1.95%, 06/05/30(a)	4,575	4,103,626
3.88%, 03/19/29(a)	3,630	3,541,287
4.60%, 01/27/32, (1-day SOFR + 0.97%)(c)	9,255	9,010,278
4.87%, 01/26/29, (1-day SOFR + 1.44%)(a)(c)	8,246	8,252,252
5.07%, 05/20/31, (1-day SOFR + 1.31%)(c)	7,311	7,291,294
5.15%, 08/05/32, (1-day SOFR + 1.57%)(a)(c)	75	74,390
5.44%, 01/24/30, (1-day SOFR + 1.62%)(c)	8,375	8,460,602
7.16%, 10/30/29, (1-day SOFR + 2.45%)(a)(c)	11,174	11,678,055
Series I, 4.68%, 04/23/32, (1-day SOFR + 1.09%)(a)(c)	7,335	7,154,004
Series I, 4.96%, 07/23/30, (1-day SOFR + 0.88%)(c)	4,430	4,416,633
U.S. Bancorp
1.38%, 07/22/30	6,627	5,797,277
3.00%, 07/30/29(a)	5,375	5,107,280
3.90%, 04/26/28	4,473	4,423,053
4.48%, 01/26/32, (1-day SOFR + 0.87%)(a)(c)	7,840	7,629,495
4.65%, 02/01/29, (1-day SOFR + 1.23%)(c)	9,574	9,561,399
4.86%, 07/27/30, (1-day SOFR + 0.78%)(c)	6,830	6,809,218
5.05%, 02/12/31, (1-day SOFR + 1.06%)(c)	7,673	7,663,551
5.08%, 05/15/31, (1-day SOFR + 1.30%)(a)(c)	7,935	7,931,502
5.10%, 07/23/30, (1-day SOFR + 1.25%)(c)	6,950	6,986,401
5.38%, 01/23/30, (1-day SOFR + 1.56%)(c)	8,255	8,349,037
5.78%, 06/12/29, (1-day SOFR + 2.02%)(c)	10,280	10,453,820
U.S. Bank NA/Cincinnati OH, 4.54%, 05/20/29, (1-day SOFR + 0.67%)(c)	9,550	9,512,691
UBS AG/London, 5.65%, 09/11/28	9,350	9,532,879
UBS AG/Stamford CT
4.30%, 03/16/29, (1-day SOFR + 0.81%)(c)	8,306	8,258,282
4.63%, 02/16/32, (1-day SOFR + 1.11%)(a)(c)	10,605	10,392,289
4.68%, 11/29/30, (1-day SOFR + 0.74%)(c)	5,425	5,377,431
5.05%, 08/07/32, (1-day SOFR + 0.96%)(c)	6,240	6,189,330
7.50%, 02/15/28	1,795	1,869,516
UBS Group AG
2.10%, 02/11/32, (1-year CMT + 1.00%)(b)(c)	11,730	10,227,019
3.09%, 05/14/32, (1-day SOFR + 1.73%)(b)(c)	15,305	13,892,096
3.13%, 08/13/30(b)(c)	9,140	8,659,541
3.87%, 01/12/29(a)(b)(c)	11,566	11,433,473
4.15%, 12/23/29, (1-day SOFR + 0.84%)(a)(b)(c)	6,860	6,749,510
4.19%, 04/01/31, (1-day SOFR + 3.73%)(b)(c)	20,125	19,501,877
4.21%, 04/10/30, (1-day SOFR + 0.84%)(b)(c)	11,764	11,524,971
4.25%, 03/23/28(b)	14,750	14,658,932
4.28%, 01/09/28(a)(b)	13,660	13,601,909
4.40%, 09/23/31, (1-day SOFR + 1.06%)(a)(b)(c)	8,455	8,213,487
4.59%, 08/10/32, (1-day SOFR + 1.05%)(b)(c)	600	580,427
5.43%, 02/08/30, (1-year CMT + 1.52%)(a)(b)(c)	10,440	10,545,165
5.62%, 09/13/30, (1-year USD ICE Swap + 1.34%)(b)(c)	10,335	10,489,352
6.25%, 09/22/29, (1-year CMT + 1.80%)(b)(c)	9,000	9,230,197
Security	Par (000)	Value
Banks (continued)
UniCredit SpA
3.13%, 06/03/32, (1-year CMT + 1.55%)(b)(c)	$5,285	$4,812,647
5.46%, 06/30/35, (5-year CMT + 4.75%)(b)(c)	9,275	9,218,630
7.30%, 04/02/34, (5-year USD ICE Swap + 4.91%)(b)(c)	6,481	6,753,846
United Overseas Bank Ltd.
3.86%, 10/07/32, (5-year CMT + 1.45%)(a)(b)(c)	5,400	5,342,362
4.40%, 04/02/28(b)	2,125	2,121,245
Valley National Bancorp, 6.22%, 06/01/36, (3-mo. CME Term SOFR + 2.43%)(c)	2,160	2,130,719
Webster Financial Corp.
4.10%, 03/25/29(a)	1,505	1,466,295
5.78%, 09/11/35, (5-year CMT + 2.13%)(c)	1,400	1,399,643
Wells Fargo & Co.
2.57%, 02/11/31, (3-mo. CME Term SOFR + 1.26%)(c)	18,051	16,630,792
2.88%, 10/30/30, (3-mo. CME Term SOFR + 1.43%)(a)(c)	20,597	19,320,527
4.08%, 09/15/29, (1-day SOFR + 0.88%)(c)	11,279	11,112,230
4.10%, 01/29/29	290	285,515
4.15%, 01/24/29	14,329	14,138,205
4.18%, 01/23/30, (1-day SOFR + 0.74%)(a)(c)	12,685	12,478,377
4.48%, 04/04/31, (3-mo. CME Term SOFR + 4.03%)(c)	15,140	14,850,151
4.58%, 05/20/29, (1-day SOFR + 0.72%)(a)(c)	17,425	17,367,594
4.84%, 05/20/32, (1-day SOFR + 0.97%)(c)	19,930	19,618,891
4.97%, 04/23/29, (1-day SOFR + 1.37%)(c)	13,376	13,421,937
5.15%, 04/23/31, (1-day SOFR + 1.50%)(c)	22,460	22,499,934
5.20%, 01/23/30, (1-day SOFR + 1.50%)(a)(c)	16,245	16,361,203
5.24%, 01/24/31, (1-day SOFR + 1.11%)(c)	17,358	17,452,118
5.57%, 07/25/29, (1-day SOFR + 1.74%)(c)	24,418	24,750,965
6.30%, 10/23/29, (1-day SOFR + 1.79%)(c)	16,582	17,062,976
Series B, 7.95%, 11/15/29	2,546	2,762,907
Western Alliance Bank, 6.54%, 11/15/35, (5-year CMT + 2.85%)(c)	2,730	2,685,548
Westpac Banking Corp.
1.95%, 11/20/28	6,959	6,577,017
2.15%, 06/03/31	4,445	3,940,459
2.65%, 01/16/30(a)	4,477	4,190,257
2.67%, 11/15/35, (5-year CMT + 1.75%)(c)	9,515	8,512,698
3.40%, 01/25/28(a)	5,275	5,200,224
4.11%, 07/24/34, (5-year CMT + 2.00%)(a)(c)	6,930	6,721,890
4.35%, 07/01/30(a)	4,240	4,189,720
5.05%, 04/16/29	3,630	3,667,820
5.46%, 11/18/27	6,574	6,656,287
5.54%, 11/17/28	6,737	6,873,457
Westpac Banking Corp./New York
4.15%, 05/11/28	4,555	4,532,931
4.45%, 06/12/31	7,185	7,055,335
Westpac New Zealand Ltd.
4.13%, 01/29/29(a)(b)	4,065	3,999,550
4.22%, 09/16/30(a)(b)	4,325	4,206,119
4.90%, 02/15/28(a)(b)	4,133	4,153,117
4.94%, 02/27/30(b)	5,916	5,913,292
5.20%, 02/28/29(a)(b)	4,561	4,600,107
Wintrust Financial Corp., 4.85%, 06/06/29(a)	1,130	1,120,745
Woori Bank
4.13%, 01/27/31(b)	300	291,772
4.75%, 01/24/29(b)	2,425	2,425,176
4.88%, 01/26/28(a)(b)	2,945	2,953,828

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.13%, 08/06/28(b)	$1,681	$1,684,200
6.38%, (5-year CMT + 2.28%)(a)(b)(c)(e)	3,378	3,461,287
Zions Bancorp N.A.
3.25%, 10/29/29	1,880	1,762,378
4.48%, 02/09/29, (1-day SOFR + 1.06%)(c)	1,750	1,732,939
5.24%, 10/01/29, (1-day SOFR + 1.08%)(c)	2,315	2,312,203
		6,483,794,397
Beverages — 1.2%
Anheuser-Busch InBev Worldwide, Inc.
3.50%, 06/01/30	11,676	11,152,296
4.75%, 01/23/29	16,967	16,983,766
4.90%, 01/23/31	5,380	5,381,951
Bacardi Ltd., 4.70%, 05/15/28(a)(b)	5,215	5,187,521
Bacardi Ltd./Bacardi-Martini BV, 5.25%, 01/15/29(a)(b)	2,895	2,902,958
Bacardi-Martini BV, 5.55%, 02/01/30(a)(b)	4,035	4,069,379
Coca-Cola Co. (The)
1.00%, 03/15/28(a)	7,505	7,126,411
1.38%, 03/15/31	7,590	6,568,497
1.50%, 03/05/28(a)	3,810	3,650,450
1.65%, 06/01/30	8,610	7,719,082
2.00%, 03/05/31	3,497	3,112,305
2.13%, 09/06/29	5,280	4,921,649
3.45%, 03/25/30(a)	7,122	6,857,078
Coca-Cola Consolidated, Inc., 5.25%, 06/01/29	4,085	4,131,629
Coca-Cola Femsa SAB de CV, 2.75%, 01/22/30	8,365	7,763,777
Coca-Cola Icecek A/S, 4.50%, 01/20/29(a)(b)	2,715	2,650,092
Constellation Brands, Inc.
2.25%, 08/01/31(a)	431	376,329
2.88%, 05/01/30	3,589	3,328,161
3.15%, 08/01/29	5,023	4,783,721
3.60%, 02/15/28(a)	3,561	3,505,318
4.65%, 11/15/28	2,915	2,904,131
4.80%, 01/15/29	2,310	2,308,374
4.80%, 05/01/30(a)	4,054	4,020,069
4.85%, 05/06/31(a)	2,000	1,975,188
Diageo Capital PLC
2.00%, 04/29/30	6,130	5,530,567
2.38%, 10/24/29	6,300	5,853,294
3.88%, 05/18/28	3,175	3,136,272
5.30%, 10/24/27(a)	3,455	3,484,616
Diageo Investment Corp., 5.13%, 08/15/30	4,970	4,987,800
Heineken NV, 3.50%, 01/29/28(b)	6,300	6,197,176
Keurig Dr Pepper, Inc.
2.25%, 03/15/31(a)	3,285	2,896,551
3.20%, 05/01/30	5,165	4,821,787
3.95%, 04/15/29	5,702	5,562,971
4.35%, 05/15/28	3,080	3,054,595
4.60%, 05/25/28	6,727	6,703,850
4.60%, 05/15/30	4,060	3,980,550
5.05%, 03/15/29	4,300	4,305,529
Series 10, 5.20%, 03/15/31	440	438,858
Maple Parent Holdings Corp.
4.75%, 03/26/29(b)	3,380	3,353,853
5.05%, 03/26/31(b)	4,258	4,193,009
Molson Coors Beverage Co., 4.90%, 07/08/31	3,345	3,298,257
Pepsico Singapore Financing I Pte. Ltd., 4.55%, 02/16/29	2,545	2,542,013
PepsiCo, Inc.
1.40%, 02/25/31	2,155	1,859,495
Security	Par (000)	Value
Beverages (continued)
1.63%, 05/01/30	$6,282	$5,627,166
2.63%, 07/29/29(a)	6,089	5,769,915
2.75%, 03/19/30	9,214	8,618,780
3.00%, 10/15/27(a)	8,065	7,948,603
3.60%, 02/18/28	3,966	3,918,619
4.10%, 01/15/29	4,152	4,116,162
4.30%, 07/23/30	3,702	3,660,707
4.45%, 02/07/28	5,205	5,204,812
4.45%, 05/15/28	3,697	3,695,702
4.50%, 07/17/29	5,404	5,390,682
4.60%, 02/07/30	6,336	6,314,374
7.00%, 03/01/29(a)	2,914	3,085,784
Pernod Ricard International Finance LLC
1.25%, 04/01/28(b)	4,684	4,432,773
1.63%, 04/01/31(a)(b)	4,068	3,486,737
Suntory Holdings Ltd., 5.12%, 06/11/29(b)	3,555	3,570,058
		274,422,049
Biotechnology — 0.7%
Amgen, Inc.
1.65%, 08/15/28	7,540	7,109,912
2.30%, 02/25/31	6,430	5,738,834
2.45%, 02/21/30	8,165	7,518,553
3.00%, 02/22/29	4,345	4,165,701
3.20%, 11/02/27(a)	5,130	5,051,531
4.05%, 08/18/29	7,239	7,094,885
4.20%, 02/19/31(a)	6,760	6,549,357
5.15%, 03/02/28	23,450	23,593,472
5.25%, 03/02/30	16,864	17,016,041
Biogen, Inc.
2.25%, 05/01/30	9,560	8,664,954
5.05%, 01/15/31	1,909	1,912,663
CSL Finance PLC, 4.05%, 04/27/29(b)	3,286	3,219,949
Gilead Sciences, Inc.
1.20%, 10/01/27	3,564	3,442,381
1.65%, 10/01/30	6,585	5,799,946
4.25%, 05/20/28	4,080	4,061,408
4.40%, 05/20/29	5,410	5,361,642
4.60%, 05/20/31	6,480	6,374,341
4.80%, 11/15/29	4,345	4,352,376
Illumina, Inc.
2.55%, 03/23/31	3,270	2,917,284
4.75%, 12/12/30	3,300	3,245,423
4.95%, 09/19/29	1,745	1,737,688
5.75%, 12/13/27	2,465	2,493,197
Regeneron Pharmaceuticals, Inc., 1.75%, 09/15/30	7,190	6,319,156
Royalty Pharma PLC
1.75%, 09/02/27	5,353	5,214,165
2.20%, 09/02/30	6,515	5,849,312
4.45%, 03/25/31	3,155	3,068,817
5.15%, 09/02/29	3,435	3,454,152
Vylor, Inc., 5.13%, 08/15/31(b)	2,890	2,881,248
		164,208,388
Building Materials — 0.6%
Amrize Finance U.S. LLC
4.70%, 04/07/28	4,060	4,058,221
4.95%, 04/07/30	6,475	6,459,080
Carlisle Companies, Inc.
2.75%, 03/01/30	5,180	4,802,674
3.75%, 12/01/27(a)	3,055	3,022,852
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Building Materials (continued)
Carrier Global Corp.
2.70%, 02/15/31	$3,730	$3,383,124
2.72%, 02/15/30	12,512	11,634,332
Cemex SAB de CV
3.88%, 07/11/31(b)	7,215	6,759,536
5.20%, 09/17/30(b)	2,120	2,118,384
5.45%, 11/19/29(b)	3,845	3,855,697
CRH America Finance, Inc.
3.95%, 04/04/28(b)	6,613	6,525,081
4.40%, 02/09/31	2,230	2,167,490
CRH SMW Finance DAC
5.13%, 01/09/30	7,730	7,760,059
5.20%, 05/21/29	6,302	6,355,676
Eagle Materials, Inc., 2.50%, 07/01/31	4,550	4,018,741
Fortune Brands Innovations, Inc., 3.25%, 09/15/29(a)	4,925	4,680,083
JH North America Holdings, Inc., 5.88%, 01/31/31(a)(b)	4,195	4,221,815
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
1.75%, 09/15/30(a)	3,755	3,313,446
5.50%, 04/19/29	4,730	4,802,718
Lennox International, Inc., 5.50%, 09/15/28	2,989	3,026,795
Louisiana-Pacific Corp., 3.63%, 03/15/29(a)(b)	260	249,837
Marriott International, Inc., 4.85%, 08/15/29(a)	5,985	5,986,131
Martin Marietta Materials, Inc.
2.40%, 07/15/31	3,915	3,449,343
3.50%, 12/15/27	2,905	2,863,412
Series CB, 2.50%, 03/15/30	3,156	2,899,708
Masco Corp.
1.50%, 02/15/28	3,765	3,598,479
2.00%, 10/01/30	1,722	1,522,343
2.00%, 02/15/31	3,551	3,086,453
3.50%, 11/15/27	1,270	1,252,110
Mohawk Industries, Inc.
3.63%, 05/15/30(a)	2,000	1,904,306
5.85%, 09/18/28	3,695	3,768,131
Owens Corning
3.50%, 02/15/30(a)	3,132	2,983,087
3.88%, 06/01/30(a)	1,105	1,060,309
3.95%, 08/15/29	2,369	2,309,502
Trane Technologies Financing Ltd., 3.80%, 03/21/29	4,335	4,233,745
Trane Technologies Holdco, Inc., 3.75%, 08/21/28	3,222	3,170,242
UltraTech Cement Ltd., 2.80%, 02/16/31(b)	2,485	2,237,797
Vulcan Materials Co.
3.50%, 06/01/30	5,544	5,254,117
4.95%, 12/01/29	3,241	3,250,935
		148,045,791
Chemicals — 1.1%
Air Liquide Finance SA, 2.25%, 09/10/29(b)	2,955	2,754,319
Air Products and Chemicals, Inc.
2.05%, 05/15/30	6,430	5,817,138
4.30%, 06/11/28(a)	3,745	3,730,026
4.60%, 02/08/29(a)	5,556	5,545,970
4.75%, 02/08/31(a)	1,075	1,068,734
Cabot Corp.
4.00%, 07/01/29(a)	2,724	2,652,154
4.95%, 08/15/29	1,205	1,200,385
Security	Par (000)	Value
Chemicals (continued)
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP
3.70%, 06/01/28(b)	$3,195	$3,135,819
4.75%, 05/15/30(a)(b)	2,855	2,829,413
Dow Chemical Co. (The)
2.10%, 11/15/30	4,883	4,307,592
4.80%, 11/30/28(a)	3,448	3,447,115
4.80%, 01/15/31(a)	4,570	4,482,882
7.38%, 11/01/29(a)	4,592	4,952,766
Eastman Chemical Co.
4.50%, 12/01/28(a)	2,930	2,907,063
4.50%, 02/20/31(a)	3,203	3,100,644
5.00%, 08/01/29	5,325	5,327,087
Ecolab, Inc.
1.30%, 01/30/31	3,410	2,919,042
3.25%, 12/01/27	2,905	2,860,811
4.30%, 06/15/28(a)	3,720	3,702,767
4.60%, 06/15/29	6,310	6,287,910
4.80%, 03/24/30	4,840	4,827,785
4.80%, 06/15/31	5,815	5,769,188
5.25%, 01/15/28	2,830	2,855,314
EIDP, Inc., 2.30%, 07/15/30(a)	2,899	2,603,948
FMC Corp., 8.00%, 06/01/31(a)(b)	5,075	5,263,943
GC Treasury Center Co. Ltd., 2.98%, 03/18/31(b)	4,810	4,311,329
International Flavors & Fragrances, Inc.
1.83%, 10/15/27(b)	4,551	4,411,676
2.30%, 11/01/30(b)	7,345	6,574,925
4.45%, 09/26/28	2,380	2,362,091
LG Chem Ltd.
2.38%, 07/07/31(b)	2,000	1,739,051
3.63%, 04/15/29(a)(b)	2,630	2,523,400
Linde, Inc./CT, 1.10%, 08/10/30(a)	4,399	3,826,444
LYB International Finance III LLC
2.25%, 10/01/30	2,750	2,452,203
5.13%, 01/15/31(a)	3,377	3,349,071
Ma'aden Sukuk Ltd., 5.25%, 02/13/30(b)	5,265	5,256,861
MEGlobal BV, 2.63%, 04/28/28(b)	4,530	4,318,325
MEGlobal Canada ULC, 5.88%, 05/18/30(b)	3,005	3,021,825
Momentive Performance Materials, Inc., 4.13%, 10/22/28(b)	4,000	3,943,821
Mosaic Co. (The)
4.35%, 01/15/29(a)	1,914	1,882,438
4.60%, 11/15/30(a)	2,708	2,638,173
5.35%, 08/17/31	5,835	5,803,127
NewMarket Corp., 2.70%, 03/18/31	2,379	2,131,816
Nutrien Ltd.
2.95%, 05/13/30	3,183	2,964,829
4.20%, 04/01/29(a)	4,362	4,292,749
4.85%, 05/29/31	4,017	3,974,068
4.90%, 03/27/28	4,391	4,400,913
OCP SA
3.75%, 06/23/31(a)(b)	4,300	3,974,827
6.10%, 04/30/30(b)	4,300	4,368,803
PPG Industries, Inc.
2.55%, 06/15/30	1,987	1,820,986
2.80%, 08/15/29	2,610	2,462,245
3.75%, 03/15/28(a)	4,935	4,867,240
4.38%, 03/15/31	3,624	3,525,167
Rohm and Haas Co., 7.85%, 07/15/29(a)	1,685	1,818,946
RPM International, Inc., 4.55%, 03/01/29(a)	2,301	2,279,855

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Chemicals (continued)
SABIC Capital II BV, 4.50%, 10/10/28(b)	$6,950	$6,880,027
Sherwin-Williams Co. (The)
2.30%, 05/15/30	2,880	2,618,271
2.95%, 08/15/29	5,617	5,318,901
4.30%, 08/15/28(a)	2,835	2,809,009
4.50%, 08/15/30(a)	3,530	3,468,338
4.55%, 03/01/28(a)	2,990	2,984,930
SNF Group SACA
3.38%, 03/15/30(b)	1,025	956,345
5.63%, 03/31/31(b)	5,406	5,420,304
Sociedad Quimica y Minera de Chile SA
4.25%, 05/07/29(a)(b)	3,490	3,438,340
5.63%, 04/22/56, (5-year CMT + 1.92%)(b)(c)	3,120	3,066,648
Syensqo Finance America LLC, 5.65%, 06/04/29(b)	3,990	4,050,596
Syngenta Finance NV, 5.18%, 04/24/28(a)(b)	2,715	2,698,177
Westlake Corp., 3.38%, 06/15/30(a)	1,984	1,869,175
Yara International ASA
3.15%, 06/04/30(b)	4,650	4,302,458
4.75%, 06/01/28(a)(b)	6,205	6,185,760
		251,714,298
Commercial Services — 1.3%
Adani Ports & Special Economic Zone Ltd., 4.38%, 07/03/29(a)(b)	3,635	3,522,531
Ashtead Capital, Inc.
2.45%, 08/12/31(b)	40	34,984
4.00%, 05/01/28(b)	3,445	3,388,451
4.25%, 11/01/29(b)	5,315	5,169,098
Automatic Data Processing, Inc.
1.25%, 09/01/30(a)	5,785	5,049,642
1.70%, 05/15/28	5,384	5,142,220
Block Financial LLC
2.50%, 07/15/28(a)	2,450	2,342,170
3.88%, 08/15/30(a)	3,935	3,716,003
Cintas Corp. No. 2, 4.20%, 05/01/28(a)	2,530	2,514,622
CK Hutchison International 23 Ltd., 4.75%, 04/21/28(a)(b)	7,995	8,007,361
Cornell University, Series 2025, 4.17%, 06/15/30	2,215	2,169,517
DP World Crescent Ltd.
3.75%, 01/30/30(a)(b)	3,565	3,374,172
4.85%, 09/26/28(a)(b)	7,310	7,247,122
Element Fleet Management Corp.
4.64%, 11/24/30(b)	3,220	3,149,594
4.80%, 05/29/29(a)(b)	3,360	3,336,856
5.04%, 03/25/30(a)(b)	4,152	4,132,309
6.32%, 12/04/28(a)(b)	3,875	3,993,218
Equifax, Inc.
3.10%, 05/15/30	3,740	3,485,241
4.80%, 09/15/29	4,416	4,392,913
5.00%, 08/15/29	2,430	2,430,967
5.10%, 12/15/27(a)	3,700	3,719,566
5.10%, 06/01/28(a)	3,428	3,441,567
ERAC USA Finance LLC
4.50%, 10/30/29(a)(b)	4,410	4,357,853
4.60%, 05/01/28(a)(b)	5,500	5,495,208
4.70%, 04/30/31(a)(b)	6,107	6,021,862
5.00%, 02/15/29(a)(b)	4,221	4,241,375
Experian Finance PLC
2.75%, 03/08/30(a)(b)	5,450	5,050,391
4.25%, 02/01/29(b)	2,807	2,770,867
Security	Par (000)	Value
Commercial Services (continued)
Global Payments, Inc.
2.90%, 05/15/30	$6,430	$5,880,368
3.20%, 08/15/29	7,022	6,633,829
4.45%, 06/01/28(a)	2,995	2,966,585
4.50%, 11/15/28	9,195	9,067,264
4.55%, 03/15/28	2,670	2,649,812
4.88%, 11/15/30	9,965	9,698,259
5.30%, 08/15/29	2,735	2,733,104
Kaspi.KZ JSC
5.90%, 04/28/31(b)	3,330	3,313,760
6.25%, 03/26/30(b)	4,230	4,274,974
Leland Stanford Junior University (The), Series 2025, 4.15%, 08/01/30(a)	2,617	2,563,962
Mobility Global, Inc.
5.05%, 06/15/29(b)	4,033	4,008,576
5.45%, 06/15/31(b)	4,787	4,766,174
Moody's Corp.
2.00%, 08/19/31	80	69,783
3.25%, 01/15/28(a)	2,685	2,639,054
4.25%, 02/01/29	2,231	2,207,738
PayPal Holdings, Inc.
2.30%, 06/01/30	5,748	5,251,781
2.85%, 10/01/29	8,981	8,462,603
4.45%, 03/06/28	2,910	2,898,995
4.55%, 06/01/28(a)	3,970	3,956,545
4.95%, 06/01/31	4,957	4,884,890
President and Fellows of Harvard College, 4.89%, 03/15/30	1,983	1,994,350
Quanta Services, Inc.
2.90%, 10/01/30	6,125	5,618,303
4.30%, 08/09/28(a)	2,751	2,727,519
4.50%, 01/15/31(a)	3,755	3,654,923
4.85%, 08/09/29(a)	1,450	1,445,066
RELX Capital, Inc.
3.00%, 05/22/30	4,624	4,314,501
4.00%, 03/18/29	5,452	5,348,199
4.75%, 03/27/30(a)	5,300	5,257,747
Rentokil Terminix Funding LLC, 5.00%, 04/28/30(a)(b)	5,110	5,073,272
Rentokil Terminix Funding PLC, 4.63%, 04/23/31(b)	3,855	3,741,139
S&P Global, Inc.
1.25%, 08/15/30(a)	3,069	2,665,142
2.50%, 12/01/29(a)	3,284	3,055,143
2.95%, 03/01/29(a)	6,894	6,605,859
4.25%, 05/01/29(a)	5,095	5,026,981
4.25%, 01/15/31	3,875	3,754,683
4.75%, 08/01/28	3,951	3,959,841
Sunbelt Rentals Holdings, Inc., 4.95%, 08/12/30(a)(b)	2,110	2,089,084
Transurban Finance Co. Pty. Ltd., 2.45%, 03/16/31(b)	5,005	4,467,782
Triton Container International Ltd., 3.15%, 06/15/31(b)	4,035	3,601,038
Trustees of Dartmouth College, 4.27%, 06/01/30	1,375	1,352,660
Trustees of Princeton University (The), 4.65%, 07/01/30(a)	300	298,834
UL Solutions, Inc., 6.50%, 10/20/28(a)	1,787	1,844,401
United Rentals North America, Inc., 6.00%, 12/15/29(b)	8,391	8,490,081
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services (continued)
Verisk Analytics, Inc.
4.13%, 03/15/29	$4,085	$4,016,363
4.45%, 03/15/31	2,560	2,478,387
Yale University, Series 2020, 1.48%, 04/15/30(a)	2,305	2,056,321
		295,563,355
Computers — 1.7%
Accenture Capital, Inc.
3.90%, 10/04/27(a)	5,709	5,680,306
4.05%, 10/04/29	8,030	7,857,905
4.75%, 07/10/29	6,190	6,181,539
5.00%, 07/10/31	9,880	9,841,866
Amdocs Ltd., 2.54%, 06/15/30(a)	4,245	3,810,952
Apple, Inc.
1.20%, 02/08/28	15,321	14,649,954
1.25%, 08/20/30	7,493	6,581,829
1.40%, 08/05/28	14,625	13,816,398
1.65%, 05/11/30	12,566	11,295,776
1.65%, 02/08/31	8,545	7,530,294
1.70%, 08/05/31	2,175	1,888,813
2.20%, 09/11/29	9,295	8,706,911
2.90%, 09/12/27(a)	10,183	10,039,969
3.00%, 11/13/27(a)	8,631	8,503,862
3.25%, 08/08/29	6,601	6,384,627
4.00%, 05/10/28	8,753	8,698,407
4.00%, 05/12/28	9,995	9,928,168
4.15%, 05/10/30	3,477	3,432,145
4.20%, 05/12/30	6,622	6,541,722
Booz Allen Hamilton, Inc.
3.88%, 09/01/28(a)(b)	4,720	4,594,026
4.00%, 07/01/29(b)	3,535	3,424,200
5.38%, 01/30/30	2,135	2,130,262
CGI, Inc., 4.95%, 03/14/30	4,350	4,304,810
Crowdstrike Holdings, Inc., 3.00%, 02/15/29(a)	705	671,736
Dell International LLC/EMC Corp.
4.15%, 02/15/29	4,714	4,634,630
4.35%, 02/01/30	3,815	3,729,966
4.50%, 02/15/31(a)	7,100	6,920,137
4.75%, 04/01/28	5,925	5,929,988
4.75%, 07/15/31	5,660	5,545,087
5.00%, 04/01/30	7,505	7,489,341
5.25%, 02/01/28(a)	5,084	5,120,764
5.30%, 10/01/29	10,040	10,138,311
6.20%, 07/15/30	4,590	4,753,967
Dell, Inc., 7.10%, 04/15/28(a)	2,480	2,574,180
DXC Technology Co., 2.38%, 09/15/28(a)	4,383	4,144,395
Fortinet, Inc., 2.20%, 03/15/31(a)	3,020	2,663,259
Gartner, Inc.
3.63%, 06/15/29(b)	4,015	3,792,103
3.75%, 10/01/30(a)(b)	5,255	4,839,411
4.50%, 07/01/28(a)(b)	5,663	5,572,239
4.95%, 03/20/31(a)	805	776,433
Genpact Luxembourg SARL/Genpact USA, Inc., 6.00%, 06/04/29	2,576	2,615,066
Genpact UK Finco PLC/Genpact USA, Inc., 4.95%, 11/18/30	2,265	2,207,971
Hewlett Packard Enterprise Co.
4.05%, 09/15/27	5,230	5,204,143
4.15%, 09/15/28	5,015	4,952,453
4.40%, 09/25/27	6,875	6,861,967
4.40%, 10/15/30	5,055	4,922,654
Security	Par (000)	Value
Computers (continued)
4.50%, 03/23/28	$2,725	$2,714,449
4.55%, 10/15/29(a)	10,967	10,819,621
4.60%, 03/23/29(a)	2,530	2,512,513
5.25%, 07/01/28(a)	3,051	3,072,841
HP, Inc.
2.65%, 06/17/31	5,705	5,055,949
3.40%, 06/17/30(a)	2,435	2,293,286
4.00%, 04/15/29	6,220	6,076,465
4.75%, 01/15/28(a)	5,669	5,671,353
5.40%, 04/25/30	3,475	3,500,327
IBM International Capital Pte. Ltd.
4.60%, 02/05/29(a)	3,837	3,815,416
4.75%, 02/05/31(a)	2,375	2,342,851
International Business Machines Corp.
1.95%, 05/15/30	8,485	7,617,215
3.50%, 05/15/29	19,385	18,761,088
4.00%, 02/03/29(a)	640	629,069
4.30%, 02/03/31(a)	3,101	3,003,709
4.50%, 02/06/28(a)	4,725	4,719,587
4.65%, 02/10/28(a)	4,565	4,570,991
4.80%, 02/10/30	6,235	6,209,830
6.50%, 01/15/28(a)	2,305	2,360,449
Kyndryl Holdings, Inc., 2.70%, 10/15/28	2,669	2,509,726
Leidos, Inc.
2.30%, 02/15/31	5,500	4,854,952
4.10%, 03/15/29	2,825	2,768,912
4.38%, 05/15/30	3,650	3,552,957
Lenovo Group Ltd.
3.42%, 11/02/30(a)(b)	5,487	5,128,053
5.83%, 01/27/28(a)(b)	1,145	1,160,379
NetApp, Inc., 2.70%, 06/22/30	4,357	3,984,978
Teledyne FLIR LLC, 2.50%, 08/01/30	3,025	2,743,834
		394,335,742
Cosmetics & Personal Care — 0.4%
Colgate-Palmolive Co.
4.20%, 05/01/30	2,920	2,887,756
4.60%, 03/01/28	2,983	2,994,178
Conopco, Inc., Series F, 6.63%, 04/15/28(a)	2,005	2,067,241
Estee Lauder Companies, Inc. (The)
1.95%, 03/15/31(a)	3,174	2,779,138
2.38%, 12/01/29	3,855	3,566,572
2.60%, 04/15/30(a)	4,520	4,175,626
4.38%, 05/15/28(a)	4,317	4,294,702
Haleon U.S. Capital LLC
3.38%, 03/24/29	5,945	5,738,938
4.63%, 08/21/29	2,915	2,900,495
4.88%, 08/21/31	2,915	2,896,720
Kenvue, Inc.
5.00%, 03/22/30	6,751	6,773,205
5.05%, 03/22/28	6,098	6,136,787
Procter & Gamble Co. (The)
1.20%, 10/29/30(a)	6,316	5,486,383
1.95%, 04/23/31(a)	6,685	5,921,444
3.00%, 03/25/30	9,005	8,518,216
3.95%, 01/26/28	3,450	3,432,110
4.05%, 05/01/30(a)	4,083	4,004,373
4.15%, 10/24/29(a)	2,635	2,618,539
4.35%, 01/29/29(a)	3,253	3,248,583
Unilever Capital Corp.
1.38%, 09/14/30(a)	3,130	2,749,283
1.75%, 08/12/31	1,793	1,549,017

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Cosmetics & Personal Care (continued)
2.13%, 09/06/29	$5,105	$4,743,908
3.50%, 03/22/28	8,565	8,436,391
4.88%, 09/08/28	3,914	3,934,505
		101,854,110
Distribution & Wholesale — 0.1%
Ferguson Finance PLC
3.25%, 06/02/30(b)	4,910	4,595,201
4.50%, 10/24/28(b)	4,490	4,450,725
LKQ Corp., 5.75%, 06/15/28	4,240	4,285,639
Mitsubishi Corp.
4.00%, 09/09/28(a)(b)	1,885	1,862,175
4.13%, 09/09/30(a)(b)	3,117	3,031,815
4.63%, 06/23/31(b)	3,865	3,804,168
5.00%, 07/05/28(a)(b)	2,790	2,806,568
5.00%, 07/02/29(a)(b)	3,595	3,624,855
Posco International Corp., 5.13%, 06/29/31(b)	3,675	3,604,449
		32,065,595
Diversified Financial Services — 4.8%
Aercap Funding DAC, 4.88%, 07/07/31	7,225	7,090,514
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.00%, 10/29/28	23,970	23,024,548
3.88%, 01/23/28	3,880	3,831,572
4.13%, 02/28/29(a)	3,985	3,910,008
4.38%, 11/15/30(a)	3,616	3,510,205
4.63%, 10/15/27	3,225	3,222,289
4.63%, 09/10/29	9,500	9,392,810
4.88%, 04/01/28	3,370	3,374,868
5.10%, 01/19/29	4,600	4,612,643
5.75%, 06/06/28(a)	6,695	6,792,626
6.15%, 09/30/30	6,165	6,369,243
6.50%, 01/31/56, (5-year CMT + 2.44%)(c)	2,000	2,011,064
6.95%, 03/10/55, (5-year CMT + 2.72%)(a)(c)	3,570	3,665,441
Affiliated Managers Group, Inc., 3.30%, 06/15/30	2,695	2,532,387
Air Lease Corp. Sukuk Ltd., 5.85%, 04/01/28(b)	3,115	3,149,542
Aircastle Ltd.
2.85%, 01/26/28(b)	4,370	4,246,575
5.95%, 02/15/29(b)	4,210	4,292,819
6.50%, 07/18/28(b)	3,867	3,967,783
Aircastle Ltd./Aircastle Ireland DAC
5.00%, 09/15/30(b)	5,070	5,002,555
5.00%, 05/15/31(a)(b)	3,360	3,302,579
5.25%, 03/15/30(b)	3,660	3,651,539
Ally Financial, Inc.
2.20%, 11/02/28(a)	4,210	3,974,512
5.54%, 01/17/31, (1-day SOFR Index + 1.73%)(c)	3,385	3,381,471
5.74%, 05/15/29, (1-day SOFR Index + 1.96%)(c)	4,110	4,148,281
6.85%, 01/03/30, (1-day SOFR + 2.82%)(a)(c)	4,597	4,759,240
6.99%, 06/13/29, (1-day SOFR + 3.26%)(c)	5,245	5,409,231
7.10%, 11/15/27(a)	4,120	4,225,189
American Express Co.
4.01%, 02/09/29, (1-day SOFR + 0.58%)(c)	7,660	7,587,909
4.05%, 05/03/29	5,684	5,608,658
4.35%, 07/20/29, (1-day SOFR + 0.81%)(c)	8,703	8,642,901
4.44%, 05/03/30, (1-day SOFR + 0.81%)(c)	8,025	7,935,328
4.46%, 02/10/32, (1-day SOFR + 0.87%)(a)(c)	6,965	6,777,732
4.73%, 04/25/29, (1-day SOFR + 1.26%)(a)(c)	8,988	8,992,916
Security	Par (000)	Value
Diversified Financial Services (continued)
5.02%, 04/25/31, (1-day SOFR + 1.44%)(c)	$9,250	$9,258,432
5.09%, 01/30/31, (1-day SOFR Index + 1.02%)(c)	8,670	8,694,434
5.28%, 07/27/29, (1-day SOFR Index + 1.28%)(a)(c)	8,379	8,464,982
5.53%, 04/25/30, (1-day SOFR Index + 1.09%)(c)	9,677	9,829,625
5.85%, 11/05/27(a)	10,320	10,471,022
6.49%, 10/30/31, (1-day SOFR + 1.94%)(c)	4,905	5,163,649
Ameriprise Financial, Inc.
4.80%, 06/15/31(a)	2,985	2,953,520
5.70%, 12/15/28	3,449	3,522,098
Apollo Global Management, Inc., 4.60%, 01/15/31	2,550	2,492,287
Ares Finance Co. II LLC, 3.25%, 06/15/30(a)(b)	3,460	3,211,691
Ares Management Corp., 6.38%, 11/10/28	3,485	3,578,757
Atlas Warehouse Lending Co. LP
4.63%, 11/15/28(a)(b)	2,665	2,627,997
4.95%, 11/15/30(b)	5,915	5,778,675
6.05%, 01/15/28(b)	4,690	4,739,560
6.25%, 01/15/30(b)	4,987	5,099,366
Aviation Capital Group LLC
3.50%, 11/01/27(a)(b)	3,365	3,312,023
4.25%, 04/30/29(a)(b)	2,200	2,154,843
4.80%, 10/24/30(a)(b)	5,405	5,301,032
5.13%, 04/10/30(a)(b)	3,980	3,959,238
5.38%, 07/15/29(a)(b)	3,680	3,702,585
6.25%, 04/15/28(a)(b)	3,720	3,786,918
6.38%, 07/15/30(a)(b)	2,160	2,236,705
6.75%, 10/25/28(b)	3,377	3,488,874
Avilease Capital Ltd.
4.75%, 11/12/30(b)	6,800	6,597,410
5.50%, 06/30/31(b)	4,700	4,676,328
Avolon Holdings Funding Ltd.
2.53%, 11/18/27(b)	3,868	3,762,482
2.75%, 02/21/28(a)(b)	4,145	4,015,842
4.20%, 04/15/29(b)	3,775	3,685,825
4.70%, 01/30/31(b)	6,095	5,924,043
4.95%, 01/15/28(b)	5,202	5,209,513
5.15%, 01/15/30(b)	4,045	4,026,143
5.38%, 05/30/30(b)	5,470	5,481,009
5.75%, 03/01/29(b)	7,250	7,345,792
5.75%, 11/15/29(b)	6,361	6,452,322
6.38%, 05/04/28(a)(b)	8,990	9,183,409
BGC Group, Inc.
6.15%, 04/02/30	4,130	4,171,838
6.60%, 06/10/29	3,080	3,152,721
8.00%, 05/25/28	2,250	2,337,341
Blackstone Holdings Finance Co. LLC
1.60%, 03/30/31(a)(b)	300	258,666
1.63%, 08/05/28(a)(b)	4,292	4,053,708
2.50%, 01/10/30(a)(b)	3,750	3,462,210
3.15%, 10/02/27(a)(b)	1,899	1,866,409
5.90%, 11/03/27(a)(b)	3,868	3,915,760
Blue Owl Finance LLC, 3.13%, 06/10/31(a)	4,120	3,624,226
BOC Aviation Ltd.
2.63%, 09/17/30(b)	500	460,322
3.00%, 09/11/29(a)(b)	6,035	5,749,523
3.50%, 09/18/27(a)(b)	3,745	3,704,697
4.25%, 03/04/31(a)(b)	2,000	1,943,864
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
BOC Aviation USA Corp.
5.25%, 01/14/30(b)	$3,530	$3,575,550
5.75%, 11/09/28(b)	3,725	3,802,609
Broadridge Financial Solutions, Inc.
2.60%, 05/01/31	5,210	4,633,504
2.90%, 12/01/29	5,410	5,058,087
Brookfield Asset Management Ltd.
4.65%, 11/15/30(a)	4,078	3,995,494
4.83%, 04/15/31	3,210	3,144,114
Brookfield Finance, Inc.
3.90%, 01/25/28	5,985	5,921,688
4.35%, 04/15/30	5,710	5,573,048
4.85%, 03/29/29(a)	6,926	6,911,646
Caja de Compensacion de Asignacion Familiar de Los Andes, 7.00%, 07/30/29(a)(b)	2,061	2,137,199
Cantor Fitzgerald LP, 7.20%, 12/12/28(b)	4,602	4,754,483
Capital One Financial Corp.
2.36%, 07/29/32, (1-day SOFR + 1.34%)(c)	2,620	2,252,371
3.27%, 03/01/30, (1-day SOFR + 1.79%)(c)	6,905	6,632,144
3.80%, 01/31/28	8,359	8,260,705
4.49%, 09/11/31, (1-day SOFR + 1.25%)(c)	10,985	10,694,522
4.72%, 01/30/32, (1-day SOFR + 1.15%)(a)(c)	7,525	7,349,508
5.25%, 07/26/30, (1-day SOFR + 2.60%)(a)(c)	5,062	5,086,022
5.46%, 07/26/30, (1-day SOFR + 1.56%)(c)	5,900	5,960,286
5.47%, 02/01/29, (1-day SOFR + 2.08%)(c)	5,828	5,878,207
5.70%, 02/01/30, (1-day SOFR + 1.91%)(a)(c)	5,970	6,061,161
6.31%, 06/08/29, (1-day SOFR + 2.64%)(c)	10,491	10,740,821
7.62%, 10/30/31, (1-day SOFR + 3.07%)(c)	10,560	11,446,391
Cboe Global Markets, Inc., 1.63%, 12/15/30(a)	1,675	1,456,392
Charles Schwab Corp. (The)
1.65%, 03/11/31	505	436,194
2.00%, 03/20/28	7,200	6,921,765
2.30%, 05/13/31(a)	5,420	4,815,140
2.75%, 10/01/29	3,215	3,021,373
3.20%, 01/25/28	3,410	3,348,123
3.25%, 05/22/29(a)	3,260	3,139,436
4.00%, 02/01/29(a)	2,884	2,844,339
4.34%, 11/14/31, (1-day SOFR + 0.94%)(a)(c)	7,245	7,045,786
4.63%, 03/22/30(a)	3,265	3,252,082
4.74%, 05/21/30, (1-day SOFR + 0.78%)(a)(c)	6,910	6,884,329
5.11%, 08/12/32, (1-day SOFR + 0.95%)(c)	6,510	6,478,324
5.64%, 05/19/29, (1-day SOFR + 2.21%)(c)	8,331	8,461,671
6.20%, 11/17/29, (1-day SOFR + 1.88%)(c)	9,990	10,282,613
CI Financial Corp.
3.20%, 12/17/30	5,718	5,154,052
7.50%, 05/30/29(a)(b)	4,010	4,167,539
Citadel Finance LLC
4.75%, 02/14/29(a)(b)	3,935	3,861,039
5.15%, 02/14/31(b)	3,225	3,127,223
5.90%, 02/10/30(b)	5,915	5,937,234
Citadel LP, 6.00%, 01/23/30(b)	3,395	3,458,440
Citadel Securities Global Holdings LLC, 5.50%, 06/18/30(b)	5,220	5,231,898
Citigroup Global Markets Holdings, Inc., 5.00%, 05/28/29	1,225	1,237,411
CME Group, Inc.
3.75%, 06/15/28(a)	3,452	3,407,053
4.40%, 03/15/30	4,625	4,567,719
DAE Sukuk Difc Ltd., 4.50%, 10/16/30(b)	3,700	3,581,566
Enact Holdings, Inc., 6.25%, 05/28/29	4,955	5,072,689
Security	Par (000)	Value
Diversified Financial Services (continued)
Equitable America Global Funding
3.95%, 09/15/27(b)	$1,255	$1,247,030
4.30%, 12/15/28(b)	4,085	4,027,370
4.65%, 06/09/28(b)	4,980	4,958,193
4.95%, 06/09/30(a)(b)	5,995	5,931,126
5.00%, 08/28/29(b)	2,345	2,338,777
5.13%, 06/15/31(a)(b)	6,180	6,116,923
FMR LLC, 7.57%, 06/15/29(a)(b)	5,460	5,818,319
Franklin Resources, Inc., 1.60%, 10/30/30	4,925	4,300,322
Gabx Leasing LLC, 4.63%, 04/15/31(b)	3,378	3,282,974
Intercontinental Exchange, Inc.
4.70%, 08/20/29	5,100	5,084,282
4.90%, 09/01/31	5,100	5,074,240
Intercorp Financial Services, Inc., 4.13%, 10/19/27(b)	10	9,878
Jefferies Financial Group, Inc.
4.15%, 01/23/30	7,140	6,855,075
5.13%, 04/28/31(a)	5,850	5,721,079
5.88%, 07/21/28(a)	5,967	6,066,844
Lazard Group LLC
4.38%, 03/11/29(a)	3,045	3,000,900
4.50%, 09/19/28	3,067	3,039,395
6.00%, 03/15/31(a)	1,989	2,048,706
LPL Holdings, Inc.
4.00%, 03/15/29(a)(b)	5,518	5,353,288
4.38%, 05/15/31(a)(b)	2,050	1,951,384
4.63%, 11/15/27(b)	3,665	3,639,716
4.90%, 04/03/28	2,350	2,347,795
5.15%, 06/15/30(a)	3,665	3,644,461
5.20%, 03/15/30	4,765	4,754,903
6.75%, 11/17/28(a)	4,155	4,301,757
LSEG Finance PLC
2.00%, 04/06/28(b)	6,870	6,583,299
2.50%, 04/06/31(b)	2,255	2,014,150
LSEG U.S. Fin Corp.
4.25%, 03/23/29(b)	7,145	7,037,020
4.50%, 03/23/31(b)	4,895	4,763,095
Macquarie Airfinance Holdings Ltd.
5.15%, 03/17/30(a)(b)	3,755	3,719,367
5.20%, 03/27/28(b)	3,460	3,470,948
6.40%, 03/26/29(b)	2,963	3,041,915
6.50%, 03/26/31(b)	2,309	2,391,223
Marex U.K. Holdings Ltd.
5.68%, 04/21/31	3,049	3,017,237
5.83%, 05/08/28	3,620	3,638,814
6.40%, 11/04/29(a)	4,220	4,293,888
Mastercard, Inc.
1.90%, 03/15/31(a)	1,265	1,114,560
2.95%, 06/01/29(a)	5,657	5,420,900
3.35%, 03/26/30(a)	10,222	9,737,464
3.50%, 02/26/28(a)	3,090	3,049,378
4.10%, 01/15/28	4,183	4,166,536
4.33%, 06/08/28	6,250	6,235,271
4.43%, 06/08/29(a)	6,453	6,413,897
4.55%, 03/15/28	3,055	3,056,440
4.60%, 06/08/31(a)	10,118	9,985,391
4.88%, 03/09/28(a)	5,112	5,143,582
Midcap Financial Issuer Trust
5.63%, 01/15/30(a)(b)	2,465	2,419,299
6.50%, 05/01/28(b)	785	786,601

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
Mitsubishi HC Capital, Inc.
3.97%, 04/13/30(a)(b)	$840	$807,736
5.08%, 09/15/27(a)(b)	3,225	3,237,239
Mitsubishi HC Finance America LLC
4.56%, 01/14/31(a)(b)	2,933	2,853,949
5.15%, 10/24/29(b)	3,192	3,196,947
5.20%, 07/21/31(b)	4,560	4,525,820
5.81%, 09/12/28(a)(b)	2,827	2,871,788
Nasdaq, Inc.
1.65%, 01/15/31	3,953	3,440,173
5.35%, 06/28/28	4,566	4,615,754
Nomura Holdings, Inc.
2.17%, 07/14/28	5,895	5,617,663
2.61%, 07/14/31(a)	6,600	5,821,446
2.68%, 07/16/30	5,702	5,180,551
2.71%, 01/22/29	3,084	2,925,336
3.10%, 01/16/30	8,482	7,927,179
4.90%, 07/01/30	5,109	5,044,295
5.00%, 06/29/29	6,160	6,145,958
5.04%, 06/10/36, (5-year CMT + 1.30%)(a)(c)	2,240	2,162,149
5.17%, 07/14/31	5,400	5,341,976
5.61%, 07/06/29(a)	3,820	3,877,369
5.84%, 01/18/28	3,865	3,917,039
6.07%, 07/12/28(a)	5,000	5,108,526
Nuveen LLC
4.00%, 11/01/28(b)	4,727	4,657,486
5.55%, 01/15/30(b)	3,997	4,025,297
ORIX Corp.
2.25%, 03/09/31(a)	425	376,385
4.45%, 09/09/30	3,351	3,270,141
4.65%, 09/10/29(a)	6,028	5,996,970
5.00%, 09/13/27(a)	5,919	5,945,818
Power Finance Corp. Ltd.
3.95%, 04/23/30(a)(b)	4,990	4,749,272
6.15%, 12/06/28(a)(b)	1,410	1,438,787
Radian Group, Inc., 6.20%, 05/15/29	4,022	4,131,191
Raymond James Financial, Inc., 4.65%, 04/01/30(a)	3,650	3,617,057
REC Ltd.
4.75%, 09/27/29(b)	3,745	3,692,901
5.63%, 04/11/28(a)(b)	6,260	6,299,539
Shriram Finance Ltd., 6.15%, 04/03/28(b)	435	439,504
Stellantis Financial Services U.S. Corp.
4.95%, 09/15/28(b)	6,155	6,102,308
5.40%, 09/15/30(b)	4,555	4,410,469
Stifel Financial Corp., 4.00%, 05/15/30	2,980	2,855,303
Sumisho Air Lease Corp.
2.10%, 09/01/28(a)	3,105	2,938,194
3.00%, 02/01/30	4,385	4,082,386
3.13%, 12/01/30	4,830	4,436,007
3.25%, 10/01/29(a)	3,315	3,141,909
3.63%, 12/01/27(a)	1,985	1,957,980
4.40%, 03/24/28(b)	5,955	5,918,093
4.50%, 03/24/29(b)	8,211	8,106,736
4.63%, 10/01/28(a)	3,085	3,072,535
4.85%, 03/24/31(b)	9,515	9,310,215
5.10%, 03/01/29	3,735	3,741,150
5.20%, 07/15/31(a)	1,285	1,273,086
5.30%, 02/01/28	4,415	4,439,749
5.85%, 12/15/27	3,685	3,732,650
Security	Par (000)	Value
Diversified Financial Services (continued)
Synchrony Financial
3.95%, 12/01/27	$5,680	$5,617,228
4.95%, 02/25/32, (1-day SOFR + 1.53%)(c)	5,440	5,268,904
5.02%, 07/29/29, (1-day SOFR + 1.40%)(c)	3,940	3,928,021
5.15%, 03/19/29	3,790	3,778,743
5.45%, 10/15/30, (1-day SOFR + 1.35%)(a)(c)	2,895	2,892,730
5.45%, 03/06/31, (1-day SOFR + 1.68%)(a)(c)	5,042	5,024,103
5.94%, 08/02/30, (1-day SOFR Index + 2.13%)(c)	4,350	4,412,225
TPG Operating Group II LP, 4.88%, 05/15/31	3,100	3,028,397
USAA Capital Corp.
2.13%, 05/01/30(b)	3,770	3,418,798
4.38%, 06/01/28(b)	2,960	2,944,862
Visa, Inc.
1.10%, 02/15/31	3,925	3,371,329
2.05%, 04/15/30	9,117	8,315,585
2.75%, 09/15/27	4,076	4,013,006
3.80%, 02/12/29	3,927	3,862,072
4.10%, 02/12/31(a)	4,257	4,163,957
Voya Financial, Inc., 4.70%, 01/23/48, (3-mo. SOFR US + 2.34%)(c)	2,188	2,148,754
Voya Global Funding
4.60%, 11/24/30(a)(b)	3,075	2,997,032
5.27%, 08/18/31(b)	2,490	2,475,699
Western Union Co. (The)
2.75%, 03/15/31(a)	2,310	2,079,414
4.75%, 06/15/29	3,025	2,981,697
		1,130,263,263
Electric — 6.4%
Abu Dhabi National Energy Co. PJSC
2.00%, 04/29/28(a)(b)	4,495	4,298,657
4.38%, 01/24/29(a)(b)	2,880	2,842,543
4.88%, 04/23/30(b)	1,520	1,514,660
Adani Electricity Mumbai Ltd., 3.95%, 02/12/30(a)(b)	4,725	4,441,292
AEP Texas, Inc.
3.95%, 06/01/28	3,920	3,862,341
5.45%, 05/15/29	3,255	3,299,793
Series I, 2.10%, 07/01/30(a)	4,530	4,070,461
AES Andes SA, 6.30%, 03/15/29(b)	1,340	1,362,081
AES Corp. (The)
2.45%, 01/15/31	5,600	4,940,765
3.95%, 07/15/30(a)(b)	3,785	3,595,656
5.45%, 06/01/28(a)	7,310	7,364,735
Alabama Power Co.
3.75%, 09/01/27	2,275	2,260,949
Series 20-A, 1.45%, 09/15/30	4,165	3,641,701
Series C, 4.30%, 03/15/31	2,897	2,814,055
Alexander Funding Trust II, 7.47%, 07/31/28(b)	4,125	4,285,043
Alliant Energy Corp., 5.75%, 04/01/56, (5-year CMT + 2.08%)(c)	3,800	3,720,047
Alliant Energy Finance LLC
4.25%, 06/15/28(b)	1,535	1,516,501
5.95%, 03/30/29(a)(b)	2,040	2,083,656
Ameren Corp.
1.75%, 03/15/28(a)	2,525	2,413,114
3.50%, 01/15/31(a)	4,476	4,196,787
5.00%, 01/15/29(a)	3,702	3,717,392
Ameren Illinois Co.
1.55%, 11/15/30(a)	2,115	1,843,726
3.80%, 05/15/28(a)	2,240	2,211,208
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
American Electric Power Co., Inc.
2.30%, 03/01/30	$2,754	$2,512,023
3.20%, 11/13/27(a)	2,775	2,728,828
5.20%, 01/15/29	7,155	7,214,364
5.75%, 11/01/27	2,796	2,828,109
7.05%, 12/15/54, (5-year CMT + 2.75%)(a)(c)	2,435	2,518,913
Series C, 5.80%, 03/15/56, (5-year CMT + 2.13%)(c)	7,330	7,199,098
Series J, 4.30%, 12/01/28	4,032	3,989,081
Appalachian Power Co., Series AA, 2.70%, 04/01/31	2,735	2,468,725
Arizona Public Service Co.
2.60%, 08/15/29(a)	2,850	2,673,578
2.95%, 09/15/27(a)	1,111	1,094,423
Atlantic City Electric Co.
2.30%, 03/15/31(a)	2,250	2,004,350
4.00%, 10/15/28	1,929	1,901,815
Ausgrid Finance Pty. Ltd., 4.35%, 08/01/28(a)(b)	1,160	1,148,599
Avangrid, Inc., 3.80%, 06/01/29	4,720	4,578,813
Baltimore Gas and Electric Co., 2.25%, 06/15/31	750	661,635
Berkshire Hathaway Energy Co.
1.65%, 05/15/31	4,310	3,698,337
3.25%, 04/15/28	3,678	3,599,574
3.70%, 07/15/30	7,710	7,376,251
8.48%, 09/15/28(a)	1,436	1,536,241
Black Hills Corp.
2.50%, 06/15/30	2,025	1,838,647
3.05%, 10/15/29	3,555	3,351,991
4.55%, 01/31/31(a)	3,030	2,950,937
5.95%, 03/15/28(a)	2,378	2,416,842
Brookfield Infrastructure Finance ULC, 6.75%, 03/15/55, (5-year CMT + 2.45%)(c)	1,376	1,366,890
Capital Power U.S. Holdings, Inc., 5.26%, 06/01/28(b)	6,745	6,756,225
CenterPoint Energy Houston Electric LLC
4.80%, 03/15/30	3,235	3,222,795
5.20%, 10/01/28(a)	2,967	2,997,168
Series AE, 2.35%, 04/01/31(a)	2,525	2,255,352
CenterPoint Energy, Inc.
2.95%, 03/01/30	2,886	2,689,481
5.40%, 06/01/29(a)	4,000	4,059,764
5.95%, 04/01/56, (5-year CMT + 2.22%)(a)(c)	3,200	3,154,603
6.70%, 05/15/55, (5-year CMT + 2.59%)(c)	2,900	2,949,161
Series A, 7.00%, 02/15/55, (5-year CMT + 3.25%)(c)	2,713	2,799,233
Chpe LLC, 4.88%, 06/30/31(b)	6,200	6,110,319
Cleco Corporate Holdings LLC, 3.38%, 09/15/29(a)	1,430	1,345,571
Cleveland Electric Illuminating Co. (The)
3.50%, 04/01/28(a)(b)	1,920	1,878,815
4.55%, 11/15/30(b)	1,515	1,474,446
5.00%, 02/15/30(a)(b)	2,045	2,042,502
CMS Energy Corp.
3.75%, 12/01/50, (5-year CMT + 2.90%)(c)	2,205	2,033,170
4.75%, 06/01/50, (5-year CMT + 4.12%)(a)(c)	3,345	3,245,587
Colbun SA, 3.15%, 03/06/30(a)(b)	3,695	3,460,783
Comision Federal de Electricidad
3.35%, 02/09/31(a)(b)	4,600	4,162,117
4.69%, 05/15/29(b)	4,702	4,617,344
5.70%, 01/24/30(b)	3,975	3,981,108
Security	Par (000)	Value
Electric (continued)
Commonwealth Edison Co.
2.20%, 03/01/30(a)	$2,425	$2,216,503
3.70%, 08/15/28(a)	3,285	3,230,211
4.55%, 06/01/31	4,985	4,887,213
Connecticut Light and Power Co. (The)
4.65%, 01/01/29	2,515	2,509,400
4.95%, 01/15/30	3,190	3,196,649
Series A, 2.05%, 07/01/31	1,340	1,169,736
Consolidated Edison Co. of New York, Inc.
2.40%, 06/15/31(a)	4,730	4,206,805
3.80%, 05/15/28(a)	2,100	2,071,533
Series 20A, 3.35%, 04/01/30(a)	3,190	3,027,561
Series B, 3.13%, 11/15/27	1,665	1,636,962
Series D, 4.00%, 12/01/28	2,930	2,886,323
Constellation Energy Generation LLC
3.75%, 03/01/31	3,935	3,708,208
3.90%, 01/08/28	6,730	6,664,280
4.40%, 01/15/31	5,703	5,539,860
4.55%, 06/01/29	4,995	4,949,734
4.63%, 02/01/29(a)	1,015	1,004,268
5.00%, 02/01/31	5,430	5,378,048
5.60%, 03/01/28	4,295	4,348,675
Consumers Energy Co.
3.80%, 11/15/28(a)	1,723	1,693,034
4.50%, 01/15/31	3,479	3,411,946
4.60%, 05/30/29(a)	3,500	3,488,703
4.65%, 03/01/28(a)	2,845	2,848,048
4.70%, 01/15/30	4,854	4,828,998
4.90%, 02/15/29(a)	2,753	2,764,423
4.90%, 08/15/31(a)	1,995	1,984,272
Dayton Power & Light Co. (The), 4.55%, 08/15/30	2,530	2,474,916
Dominion Energy, Inc.
4.25%, 06/01/28	3,646	3,616,097
4.60%, 05/15/28(a)	6,765	6,750,966
5.00%, 06/15/30	6,014	6,004,486
6.00%, 02/15/56, (5-year CMT + 2.26%)(c)	7,950	7,885,146
6.15%, 12/15/56, (5-year CMT + 1.87%)(c)	1,575	1,554,956
Series A, 6.88%, 02/01/55, (5-year CMT + 2.39%)(a)(c)	5,400	5,493,879
Series C, 3.38%, 04/01/30	9,063	8,576,458
DTE Electric Co.
2.25%, 03/01/30	4,433	4,058,483
Series A, 1.90%, 04/01/28	3,024	2,903,372
Series C, 2.63%, 03/01/31	4,180	3,788,353
DTE Energy Co.
2.95%, 03/01/30	1,115	1,041,807
4.88%, 06/01/28	7,222	7,235,101
5.10%, 03/01/29(a)	6,940	6,980,660
5.20%, 04/01/30	7,720	7,756,990
Series C, 3.40%, 06/15/29	2,420	2,323,140
Duke Energy Carolinas LLC
2.45%, 08/15/29	2,914	2,728,600
2.45%, 02/01/30	3,230	2,984,369
2.55%, 04/15/31	1,545	1,390,267
3.95%, 11/15/28	3,210	3,161,950
4.65%, 06/15/31	4,250	4,189,535
4.85%, 03/15/30	3,325	3,326,534
Series A, 6.00%, 12/01/28(a)	2,239	2,297,373
Duke Energy Corp.
2.45%, 06/01/30	5,585	5,091,470

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
2.55%, 06/15/31	$3,700	$3,302,901
3.40%, 06/15/29	3,825	3,679,602
4.30%, 03/15/28(a)	7,201	7,157,745
4.85%, 01/05/29	4,110	4,112,167
5.00%, 12/08/27(a)	2,830	2,841,419
Duke Energy Florida LLC
1.75%, 06/15/30	3,744	3,340,267
2.50%, 12/01/29	3,265	3,036,191
3.80%, 07/15/28	3,973	3,920,289
4.20%, 12/01/30	2,165	2,106,575
Duke Energy Ohio, Inc.
2.13%, 06/01/30	1,815	1,639,644
3.65%, 02/01/29	2,050	1,999,708
Duke Energy Progress LLC
2.00%, 08/15/31	25	21,825
3.45%, 03/15/29(a)	2,922	2,834,398
3.70%, 09/01/28	3,506	3,445,348
Duquesne Light Holdings, Inc., 2.53%, 10/01/30(a)(b)	2,445	2,189,757
Edison International
4.13%, 03/15/28	3,045	2,989,107
4.80%, 03/15/31	3,900	3,728,965
5.00%, 05/05/28(a)	1,680	1,675,917
5.25%, 11/15/28	3,829	3,807,325
5.45%, 06/15/29(a)	2,932	2,930,353
6.25%, 03/15/30(a)	3,965	4,001,932
6.95%, 11/15/29	3,480	3,593,606
EDP Finance BV, 1.71%, 01/24/28(a)(b)	4,905	4,701,608
Electricite de France SA
4.50%, 09/21/28(a)(b)	6,000	5,962,699
5.65%, 04/22/29(b)	5,125	5,218,218
5.70%, 05/23/28(a)(b)	8,620	8,748,737
Emera U.S. Finance LLC, 4.50%, 04/01/29	2,520	2,488,340
Emera U.S. Finance LP, 2.64%, 06/15/31(a)	620	551,997
Enel Chile SA, 4.88%, 06/12/28	7,245	7,236,355
ENEL Finance International NV
2.13%, 07/12/28(a)(b)	5,255	5,003,060
2.50%, 07/12/31(b)	4,020	3,547,668
3.50%, 04/06/28(b)	8,525	8,357,456
4.13%, 09/30/28(a)(b)	6,177	6,096,201
4.38%, 09/30/30(b)	7,325	7,123,121
4.63%, 07/13/29(b)	5,290	5,238,911
4.88%, 06/14/29(a)(b)	5,275	5,257,598
4.88%, 07/13/31(b)	7,680	7,543,262
5.13%, 06/26/29(a)(b)	7,577	7,624,789
Engie Energia Chile SA, 3.40%, 01/28/30(b)	3,565	3,340,743
Engie SA, 5.25%, 04/10/29(a)(b)	5,900	5,946,437
Entergy Arkansas LLC, 4.00%, 06/01/28(a)	2,670	2,643,301
Entergy Corp.
1.90%, 06/15/28	3,557	3,382,680
2.40%, 06/15/31	650	573,791
2.80%, 06/15/30	4,150	3,828,557
5.88%, 06/15/56, (5-year CMT + 2.18%)(c)	5,200	5,120,555
7.13%, 12/01/54, (5-year CMT + 2.67%)(a)(c)	7,000	7,196,497
Entergy Louisiana LLC
1.60%, 12/15/30(a)	2,491	2,169,753
3.05%, 06/01/31(a)	1,195	1,097,801
3.12%, 09/01/27	1,978	1,958,197
3.25%, 04/01/28	3,167	3,102,683
Entergy Mississippi LLC, 2.85%, 06/01/28(a)	3,325	3,223,885
Security	Par (000)	Value
Electric (continued)
Entergy Texas, Inc.
1.75%, 03/15/31(a)	$1,750	$1,519,032
4.00%, 03/30/29	1,745	1,711,337
Evergy Kansas Central, Inc., 4.70%, 03/13/28	2,500	2,498,820
Evergy Metro, Inc., Series 2020, 2.25%, 06/01/30(a)	2,117	1,925,680
Evergy Missouri West, Inc.
4.70%, 05/21/29(b)	1,575	1,564,762
5.15%, 12/15/27(a)(b)	1,293	1,299,624
Evergy, Inc.
2.90%, 09/15/29(a)	5,645	5,320,719
4.25%, 03/15/29(a)	2,380	2,344,844
6.65%, 06/01/55, (5-year CMT + 2.56%)(c)	2,620	2,637,198
Eversource Energy
2.55%, 03/15/31	1,775	1,587,745
4.45%, 12/15/30(a)	4,180	4,068,237
5.45%, 03/01/28	8,067	8,142,735
5.85%, 04/15/31(a)	3,951	4,050,138
5.95%, 02/01/29(a)	4,750	4,860,668
Series M, 3.30%, 01/15/28	2,660	2,609,341
Series O, 4.25%, 04/01/29(a)	2,867	2,822,953
Series R, 1.65%, 08/15/30(a)	3,724	3,268,564
Exelon Corp.
4.05%, 04/15/30	8,075	7,817,818
5.13%, 03/15/31	3,630	3,635,833
5.15%, 03/15/28	6,090	6,128,515
5.15%, 03/15/29	4,077	4,106,571
FirstEnergy Corp.
2.65%, 03/01/30	3,895	3,588,854
Series B, 2.25%, 09/01/30	3,165	2,827,294
FirstEnergy Pennsylvania Electric Co.
3.25%, 03/15/28(a)(b)	1,850	1,809,170
3.60%, 06/01/29(b)	1,417	1,367,070
4.15%, 03/15/28(b)	1,920	1,904,810
4.30%, 01/15/29(b)	3,196	3,152,536
4.55%, 03/15/31(a)(b)	2,934	2,870,176
5.20%, 04/01/28(a)(b)	2,605	2,622,424
FirstEnergy Transmission LLC
2.87%, 09/15/28(b)	3,315	3,186,460
4.55%, 01/15/30	2,395	2,360,577
Florida Power & Light Co.
4.40%, 05/15/28(a)	5,497	5,484,812
4.63%, 05/15/30(a)	3,216	3,197,551
5.05%, 04/01/28(a)	6,479	6,528,244
5.15%, 06/15/29	4,227	4,277,726
Georgia Power Co.
4.00%, 10/01/28(a)	4,530	4,475,899
4.55%, 03/15/30	4,485	4,435,878
4.60%, 06/15/29	2,400	2,391,328
4.65%, 05/16/28	4,749	4,753,300
4.85%, 03/15/31(a)	4,010	3,980,962
Series B, 2.65%, 09/15/29	2,938	2,759,476
Hanwha Futureproof Corp., 4.75%, 04/30/28(a)(b)	3,025	3,023,969
Hydro One, Inc., 4.75%, 05/30/31	9,155	9,040,180
Indiana Michigan Power Co., 3.85%, 05/15/28	1,255	1,238,799
Infraestructura Energetica Nova SAPI de CV, 3.75%, 01/14/28(a)(b)	2,110	2,070,985
Interstate Power and Light Co.
2.30%, 06/01/30	2,615	2,373,436
3.60%, 04/01/29	2,040	1,978,584
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
4.10%, 09/26/28	$3,055	$3,013,871
5.10%, 09/30/31	2,925	2,914,907
IPALCO Enterprises, Inc., 4.25%, 05/01/30(a)	2,835	2,741,958
Israel Electric Corp. Ltd., 4.25%, 08/14/28(b)(f)	5,000	4,910,352
ITC Holdings Corp.
2.95%, 05/14/30(b)	5,025	4,654,772
3.35%, 11/15/27	2,665	2,623,767
4.88%, 04/15/31(b)	3,189	3,144,883
4.95%, 09/22/27(b)	5,097	5,111,130
Jersey Central Power & Light Co.
4.15%, 01/15/29	1,945	1,918,922
4.40%, 01/15/31(a)	3,600	3,497,277
4.60%, 01/15/30	1,565	1,545,079
Liberty Utilities Co.
5.10%, 05/15/31(a)(b)	4,695	4,630,312
5.58%, 01/31/29(a)(b)	3,080	3,116,303
Liberty Utilities Finance GP 1, 2.05%, 09/15/30(b)	2,405	2,131,241
Massachusetts Electric Co., 1.73%, 11/24/30(b)	2,669	2,325,654
MidAmerican Energy Co., 3.65%, 04/15/29	4,218	4,105,585
Mid-Atlantic Interstate Transmission LLC, 4.10%, 05/15/28(a)(b)	3,655	3,616,862
Minejesa Capital BV, 4.63%, 08/10/30(b)	3,091	3,038,700
Mississippi Power Co., 3.95%, 03/30/28	2,250	2,226,721
Monongahela Power Co., 4.45%, 08/15/29(b)	2,532	2,503,173
Narragansett Electric Co. (The)
3.40%, 04/09/30(b)	3,704	3,508,395
3.92%, 08/01/28(a)(b)	1,842	1,811,563
National Grid PLC, 5.60%, 06/12/28(a)	4,785	4,848,639
National Grid USA, 8.00%, 11/15/30(a)	1,105	1,223,116
National Rural Utilities Cooperative Finance Corp.
1.35%, 03/15/31	2,493	2,128,254
1.65%, 06/15/31	585	501,869
2.40%, 03/15/30	3,171	2,915,063
3.40%, 02/07/28(a)	4,615	4,537,120
3.70%, 03/15/29	2,345	2,283,249
3.90%, 11/01/28(a)	1,805	1,773,362
3.95%, 12/10/27	1,620	1,610,982
4.12%, 09/16/27(a)	3,136	3,126,347
4.30%, 12/10/30(a)	5,649	5,499,870
4.40%, 05/11/29	1,800	1,780,652
4.75%, 02/07/28	5,050	5,057,435
4.80%, 03/15/28(a)	3,563	3,570,748
4.85%, 02/07/29(a)	2,822	2,829,595
4.95%, 02/07/30(a)	3,293	3,296,987
5.00%, 02/07/31	535	535,000
5.00%, 08/15/31(a)	2,625	2,609,333
5.05%, 09/15/28	2,686	2,702,136
5.15%, 06/15/29	2,871	2,896,396
7.13%, 09/15/53, (5-year CMT + 3.53%)(c)	2,018	2,073,449
Series D, 4.05%, 02/09/29(a)	3,411	3,352,494
Series D, 4.15%, 08/25/28	4,547	4,502,594
Nevada Power Co.
6.25%, 05/15/55, (5-year CMT + 1.94%)(c)	1,317	1,314,046
Series CC, 3.70%, 05/01/29(a)	2,628	2,559,216
Series DD, 2.40%, 05/01/30	3,352	3,062,652
New York State Electric & Gas Corp.
5.00%, 08/15/31(b)	2,075	2,052,141
5.65%, 08/15/28(a)(b)	1,902	1,929,462
Security	Par (000)	Value
Electric (continued)
NextEra Energy Capital Holdings, Inc.
1.90%, 06/15/28	$8,510	$8,105,552
2.25%, 06/01/30	10,806	9,794,190
2.75%, 11/01/29(a)	5,494	5,159,842
3.50%, 04/01/29	3,268	3,165,220
4.40%, 03/01/31(a)	3,780	3,693,143
4.69%, 09/01/27	10,965	10,991,667
4.80%, 12/01/77, (3-mo. SOFR US + 2.67%)(c)	3,120	3,089,484
4.85%, 02/04/28	6,625	6,646,071
4.90%, 02/28/28(a)	7,255	7,281,555
4.90%, 03/15/29	5,612	5,622,186
5.00%, 02/28/30(a)	3,933	3,934,456
5.05%, 03/15/30	6,339	6,357,936
5.65%, 05/01/79(a)(c)	2,773	2,761,772
6.38%, 08/15/55, (5-year CMT + 2.05%)(c)	8,625	8,671,687
6.70%, 09/01/54, (5-year CMT + 2.36%)(c)	5,345	5,433,470
Niagara Mohawk Power Corp.
1.96%, 06/27/30(a)(b)	3,318	2,972,408
4.28%, 12/15/28(b)	2,987	2,945,704
4.65%, 10/03/30(b)	2,724	2,674,774
Northern States Power Co., 2.25%, 04/01/31	2,000	1,784,172
NorthWestern Corp., 5.07%, 03/21/30(b)	2,657	2,660,051
NRG Energy, Inc.
2.45%, 12/02/27(b)	4,770	4,631,584
4.45%, 06/15/29(b)	3,391	3,318,894
4.73%, 10/15/30(a)(b)	4,086	3,982,337
4.96%, 04/30/31(b)	2,851	2,772,523
NSTAR Electric Co.
1.95%, 08/15/31(a)	145	125,578
3.25%, 05/15/29	2,145	2,063,131
3.95%, 04/01/30	1,380	1,332,370
4.65%, 05/15/31	2,920	2,873,173
4.85%, 03/01/30	3,186	3,175,129
OGE Energy Corp., 5.45%, 05/15/29	1,969	1,992,127
Oglethorpe Power Corp., 6.19%, 01/01/31(a)(b)	406	417,909
Ohio Edison Co., 4.95%, 12/15/29(b)	2,245	2,239,677
Ohio Power Co.
Series P, 2.60%, 04/01/30(a)	2,470	2,288,470
Series Q, 1.63%, 01/15/31	3,146	2,723,046
Oklahoma Gas and Electric Co.
3.25%, 04/01/30	1,599	1,508,000
3.30%, 03/15/30(a)	2,662	2,513,376
3.80%, 08/15/28	2,480	2,446,120
Oncor Electric Delivery Co. LLC
2.75%, 05/15/30	2,885	2,674,185
3.70%, 11/15/28	3,716	3,637,717
4.30%, 05/15/28	3,360	3,341,702
4.50%, 03/15/31(b)	6,408	6,253,780
4.65%, 11/01/29	3,202	3,180,282
Pacific Gas and Electric Co.
2.50%, 02/01/31	10,455	9,309,643
3.00%, 06/15/28	5,087	4,923,006
3.25%, 06/01/31	5,800	5,308,203
3.75%, 07/01/28(a)	5,283	5,170,108
4.20%, 03/01/29(a)	2,341	2,294,263
4.55%, 07/01/30	19,825	19,324,367
4.65%, 08/01/28(a)	1,709	1,703,780
5.00%, 06/04/28(a)	5,160	5,174,188
5.55%, 05/15/29(a)	4,950	5,019,466
6.10%, 01/15/29	7,857	8,038,205

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
PacifiCorp
2.70%, 09/15/30(a)	$3,215	$2,927,369
3.50%, 06/15/29(a)	2,435	2,344,599
4.25%, 03/15/29	1,820	1,789,443
4.65%, 04/15/29	2,100	2,084,602
5.10%, 02/15/29(a)	3,080	3,093,863
5.10%, 04/15/31	3,500	3,477,452
5.30%, 02/15/31(a)	2,455	2,462,277
Palomino Funding Trust I, 7.23%, 05/17/28(b)	3,880	4,001,908
PECO Energy Co., 5.00%, 09/01/31	4,355	4,344,342
Pertamina Geothermal Energy PT, 5.15%, 04/27/28(b)	2,515	2,509,230
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
3.00%, 06/30/30(b)	2,715	2,481,075
3.38%, 02/05/30(a)(b)	3,960	3,699,697
3.88%, 07/17/29(b)	3,313	3,188,052
4.75%, 02/03/31(b)	5,400	5,230,931
5.38%, 01/25/29(b)	2,155	2,155,347
5.45%, 05/21/28(a)(b)	5,590	5,607,228
Pinnacle West Capital Corp.
4.65%, 06/01/29(a)	2,261	2,246,689
4.90%, 05/15/28	3,245	3,252,188
5.15%, 05/15/30	3,385	3,399,987
PPL Capital Funding, Inc., 4.13%, 04/15/30	3,650	3,541,426
Progress Energy, Inc., 7.75%, 03/01/31	4,468	4,924,081
PSEG Power LLC, 5.20%, 05/15/30(a)(b)	4,590	4,595,132
Public Service Co. of Colorado
1.88%, 06/15/31	545	471,649
3.70%, 06/15/28(a)	1,770	1,742,564
4.15%, 03/13/29	3,564	3,509,011
Series 35, 1.90%, 01/15/31(a)	3,034	2,663,379
Public Service Co. of New Hampshire
4.40%, 07/01/28	2,085	2,078,191
Series V, 2.20%, 06/15/31	385	339,054
Public Service Co. of Oklahoma, Series J, 2.20%, 08/15/31	1,420	1,235,681
Public Service Electric and Gas Co.
2.45%, 01/15/30(a)	2,455	2,271,052
3.20%, 05/15/29(a)	1,903	1,832,926
3.65%, 09/01/28	1,901	1,863,873
3.70%, 05/01/28	2,090	2,060,656
Series R, 4.20%, 01/01/31(a)	3,110	3,015,144
Public Service Enterprise Group, Inc.
1.60%, 08/15/30	3,900	3,416,148
4.80%, 06/15/31(a)	3,467	3,412,147
4.90%, 03/15/30(a)	3,715	3,705,529
5.20%, 04/01/29(a)	4,270	4,301,416
5.85%, 11/15/27	3,665	3,716,395
5.88%, 10/15/28	3,575	3,644,235
Puget Energy, Inc.
2.38%, 06/15/28	3,687	3,529,316
4.10%, 06/15/30	3,110	2,981,096
Puget Sound Energy, Inc., 7.02%, 12/01/27(a)	1,410	1,445,444
San Diego Gas & Electric Co.
4.95%, 08/15/28	4,409	4,431,028
Series VVV, 1.70%, 10/01/30(a)	5,185	4,557,618
Sempra
3.40%, 02/01/28	5,659	5,555,258
3.70%, 04/01/29(a)	4,211	4,083,679
6.38%, 04/01/56, (5-year CMT + 2.63%)(c)	3,600	3,607,690
Security	Par (000)	Value
Electric (continued)
6.63%, 04/01/55, (5-year CMT + 2.35%)(a)(c)	$1,720	$1,724,988
6.88%, 10/01/54, (5-year CMT + 2.79%)(a)(c)	6,625	6,735,007
Sierra Pacific Power Co., 6.20%, 12/15/55, (5-year CMT + 2.55%)(a)(c)	2,245	2,205,897
Southern California Edison Co.
2.25%, 06/01/30	3,740	3,362,146
2.85%, 08/01/29(a)	3,075	2,889,639
5.15%, 06/01/29	6,040	6,039,240
5.25%, 03/15/30	5,465	5,462,685
5.30%, 03/01/28(a)	5,030	5,063,020
5.45%, 06/01/31	315	315,377
5.65%, 10/01/28(a)	4,253	4,313,143
5.85%, 11/01/27	4,235	4,284,169
6.65%, 04/01/29(a)	2,010	2,070,353
Series A, 4.20%, 03/01/29	3,380	3,309,164
Series B, 3.65%, 03/01/28(a)	2,620	2,570,305
Series G, 2.50%, 06/01/31	2,700	2,384,329
Southern Co. (The)
4.85%, 06/15/28	6,335	6,350,862
5.50%, 03/15/29(a)	5,862	5,954,762
Series 21-B, 1.75%, 03/15/28	2,210	2,113,345
Series A, 3.70%, 04/30/30(a)	6,580	6,296,138
Southern Power Co.
4.80%, 06/15/31	4,535	4,468,423
Series A, 4.25%, 10/01/30(a)	3,835	3,727,242
Southwestern Electric Power Co., Series M, 4.10%, 09/15/28	3,750	3,697,275
SP Group Treasury Pte. Ltd.
3.38%, 02/27/29(b)	4,540	4,411,343
4.63%, 11/21/29(a)(b)	1,440	1,441,306
SP PowerAssets Ltd., 3.00%, 09/26/27(b)	4,285	4,220,009
State Grid Overseas Investment BVI Ltd., 4.25%, 05/02/28(a)(b)	5,155	5,138,361
System Energy Resources, Inc., 6.00%, 04/15/28	1,664	1,689,841
Tampa Electric Co.
2.40%, 03/15/31	2,595	2,317,924
4.90%, 03/01/29(a)	2,767	2,770,651
Trans-Allegheny Interstate Line Co., 5.00%, 01/15/31(b)	3,270	3,257,687
Transelec SA, 3.88%, 01/12/29(a)(b)	965	931,090
Tucson Electric Power Co., 1.50%, 08/01/30	2,245	1,967,474
Union Electric Co.
2.95%, 03/15/30	4,220	3,956,876
3.50%, 03/15/29	2,535	2,459,678
Virginia Electric and Power Co.
Series A, 2.88%, 07/15/29(a)	2,874	2,726,846
Series A, 3.80%, 04/01/28	3,704	3,654,036
Vistra Operations Co. LLC
4.30%, 10/15/28(a)(b)	2,265	2,229,286
4.30%, 07/15/29(b)	5,710	5,565,916
4.38%, 05/01/29(b)	1,500	1,466,847
4.55%, 10/30/28(a)(b)	5,115	5,058,927
4.60%, 10/15/30(b)	3,940	3,824,991
4.70%, 01/31/31(b)	9,690	9,402,014
5.00%, 04/30/31(b)	5,525	5,416,592
WEC Energy Group, Inc.
1.38%, 10/15/27(a)	2,568	2,478,946
1.80%, 10/15/30	1,426	1,260,138
2.20%, 12/15/28(a)	2,772	2,619,508
4.75%, 01/15/28	4,405	4,412,577
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
5.15%, 10/01/27(a)	$1,585	$1,594,800
5.63%, 05/15/56, (5-year CMT + 1.91%)(c)	3,200	3,146,863
Wisconsin Electric Power Co.
1.70%, 06/15/28(a)	1,264	1,201,396
3.95%, 03/01/29	1,740	1,708,682
4.15%, 10/15/30	2,563	2,488,804
4.65%, 06/15/31	4,611	4,540,220
5.00%, 05/15/29	2,010	2,022,345
Wisconsin Power and Light Co.
3.00%, 07/01/29	1,774	1,692,841
3.05%, 10/15/27	1,544	1,518,210
Wisconsin Public Service Corp.
4.25%, 01/15/31(a)	1,560	1,513,417
4.55%, 12/01/29(a)	1,705	1,694,718
Xcel Energy, Inc.
2.60%, 12/01/29	3,780	3,519,996
3.40%, 06/01/30(a)	3,926	3,715,222
4.00%, 06/15/28	5,565	5,490,876
4.75%, 03/21/28	1,925	1,924,248
		1,498,500,068
Electrical Components & Equipment — 0.0%
ABB Finance USA, Inc., 3.80%, 04/03/28	2,105	2,080,753
Acuity Brands Lighting, Inc., 2.15%, 12/15/30	3,450	3,059,554
Molex Electronic Technologies LLC, 4.75%, 04/30/28(a)(b)	3,470	3,470,727
		8,611,034
Electronics — 0.6%
Allegion PLC, 3.50%, 10/01/29	2,795	2,675,666
Allegion U.S. Holding Co., Inc., 3.55%, 10/01/27(a)	2,015	1,992,251
Amphenol Corp.
2.80%, 02/15/30	6,270	5,851,994
3.80%, 11/15/27(a)	3,935	3,905,873
3.90%, 11/15/28	3,970	3,905,656
4.13%, 11/15/30(a)	6,319	6,120,550
4.35%, 06/01/29	2,821	2,793,346
4.38%, 06/12/28	4,855	4,831,563
5.05%, 04/05/29	2,484	2,501,400
Arrow Electronics, Inc.
3.88%, 01/12/28	2,985	2,943,616
5.15%, 08/21/29	4,115	4,121,633
Avnet, Inc.
3.00%, 05/15/31	1,775	1,578,520
5.65%, 09/01/31	2,245	2,236,940
6.25%, 03/15/28	3,090	3,143,615
Emerson Electric Co.
1.80%, 10/15/27	2,579	2,505,032
1.95%, 10/15/30	3,130	2,790,098
2.00%, 12/21/28(a)	5,562	5,248,518
Flex Ltd.
4.88%, 06/15/29(a)	5,419	5,369,280
4.88%, 05/12/30	5,169	5,072,754
6.00%, 01/15/28	2,270	2,296,981
Fortive Corp., 4.75%, 05/15/31(a)	4,110	4,021,616
Honeywell International, Inc.
1.95%, 06/01/30	6,546	5,890,890
2.70%, 08/15/29(a)	5,085	4,807,119
Hubbell, Inc.
2.30%, 03/15/31(a)	930	828,178
3.50%, 02/15/28(a)	3,140	3,090,012
Security	Par (000)	Value
Electronics (continued)
4.65%, 06/15/31(a)	$3,220	$3,166,381
Jabil, Inc.
3.00%, 01/15/31(a)	3,567	3,238,762
3.60%, 01/15/30	3,345	3,176,133
3.95%, 01/12/28	2,650	2,618,366
4.20%, 02/01/29	3,830	3,754,730
5.45%, 02/01/29	1,230	1,238,008
Keysight Technologies, Inc.
3.00%, 10/30/29(a)	2,967	2,797,435
5.35%, 07/30/30	6,077	6,135,409
nVent Finance SARL, 4.55%, 04/15/28	3,320	3,301,072
TD SYNNEX Corp.
2.38%, 08/09/28	3,395	3,223,591
2.65%, 08/09/31(a)	2,885	2,539,127
4.30%, 01/17/29	3,600	3,536,274
Trimble, Inc., 4.90%, 06/15/28	3,700	3,688,108
Tyco Electronics Group SA
4.50%, 02/09/31	4,645	4,556,379
4.63%, 02/01/30	3,190	3,158,333
Vontier Corp.
2.40%, 04/01/28	3,290	3,161,160
2.95%, 04/01/31(a)	3,327	3,007,880
		146,820,249
Energy - Alternate Sources — 0.0%
Hanwha Energy USA Holdings Corp., 4.38%, 07/02/28(b)	185	183,663
Engineering & Construction — 0.1%
Jacobs Engineering Group, Inc., 6.35%, 08/18/28	3,691	3,788,021
Jacobs Solutions, Inc., 4.75%, 03/03/31	4,619	4,509,223
MasTec, Inc.
4.50%, 08/15/28(b)	4,087	4,037,787
5.90%, 06/15/29	3,490	3,558,025
Mexico City Airport Trust, 3.88%, 04/30/28(a)(b)	5,735	5,628,666
Sitios Latinoamerica SAB de CV, 6.00%, 11/25/29(b)	4,291	4,337,343
Summit Digitel Infrastructure Ltd., 2.88%, 08/12/31(b)	225	200,544
Vinci SA, 3.75%, 04/10/29(b)	5,918	5,772,487
		31,832,096
Entertainment — 0.1%
Flutter Treasury DAC
5.88%, 06/04/31(b)	9,585	9,419,390
6.38%, 04/29/29(b)	2,906	2,938,504
Genm Capital Labuan Ltd., 3.88%, 04/19/31(b)	6,160	5,542,083
WMG Acquisition Corp.
3.00%, 02/15/31(a)(b)	360	330,733
3.75%, 12/01/29(a)(b)	3,686	3,507,375
3.88%, 07/15/30(b)	6,520	6,132,540
		27,870,625
Environmental Control — 0.4%
GFL Environmental, Inc., 3.50%, 09/01/28(a)(b)	1,870	1,821,342
Republic Services, Inc.
1.45%, 02/15/31(a)	4,030	3,469,469
2.30%, 03/01/30(a)	3,680	3,374,041
3.38%, 11/15/27	3,055	3,014,303
3.95%, 05/15/28(a)	5,912	5,847,750
4.75%, 07/15/30(a)	2,950	2,935,655
4.75%, 07/15/31	3,430	3,398,536

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Environmental Control (continued)
4.88%, 04/01/29(a)	$4,630	$4,644,622
5.00%, 11/15/29	2,956	2,972,585
Veralto Corp., 5.35%, 09/18/28	4,170	4,213,562
Waste Connections, Inc.
2.60%, 02/01/30(a)	4,015	3,733,418
3.50%, 05/01/29	2,696	2,612,796
4.25%, 12/01/28	2,950	2,919,126
Waste Management, Inc.
1.15%, 03/15/28	2,795	2,655,092
1.50%, 03/15/31(a)	6,885	5,928,603
2.00%, 06/01/29(a)	1,980	1,845,315
3.15%, 11/15/27(a)	3,896	3,835,717
3.88%, 01/15/29	2,790	2,740,304
4.50%, 03/15/28(a)	7,645	7,635,982
4.63%, 02/15/30(a)	4,966	4,938,688
4.65%, 03/15/30(a)	4,620	4,597,150
4.88%, 02/15/29(a)	4,325	4,344,408
4.95%, 07/03/31	1,395	1,395,583
7.00%, 07/15/28(a)	1,450	1,509,933
		86,383,980
Food — 1.4%
Ahold Finance USA LLC, 6.88%, 05/01/29	5,570	5,838,551
Bimbo Bakeries USA, Inc., 6.05%, 01/15/29(b)	3,710	3,790,644
Campbell's Co. (The)
2.38%, 04/24/30	3,952	3,567,927
4.15%, 03/15/28	5,619	5,558,907
4.55%, 03/21/31	3,355	3,237,381
5.20%, 03/21/29(a)	4,020	4,033,151
CK Hutchison International 20 Ltd., 2.50%, 05/08/30(a)(b)	1,695	1,562,375
CK Hutchison International 21 Ltd., 2.50%, 04/15/31(b)	220	198,511
Conagra Brands, Inc.
1.38%, 11/01/27	5,232	5,031,609
4.85%, 11/01/28(a)	8,440	8,405,030
5.00%, 08/01/30(a)	3,015	2,974,621
5.40%, 08/01/31	2,235	2,227,395
7.00%, 10/01/28	2,650	2,750,431
8.25%, 09/15/30	1,940	2,139,267
Flowers Foods, Inc., 2.40%, 03/15/31(a)	3,315	2,854,999
General Mills, Inc.
2.88%, 04/15/30	3,775	3,508,662
4.20%, 04/17/28	8,296	8,227,499
4.88%, 01/30/30	5,275	5,256,514
5.50%, 10/17/28(a)	2,768	2,808,012
Hershey Co. (The)
1.70%, 06/01/30	3,060	2,728,950
2.45%, 11/15/29	2,350	2,185,163
4.25%, 05/04/28(a)	2,465	2,452,074
4.55%, 02/24/28	2,900	2,904,380
4.75%, 02/24/30	2,950	2,949,170
Hormel Foods Corp.
1.70%, 06/03/28	3,962	3,770,226
1.80%, 06/11/30	6,190	5,531,059
Ingredion, Inc., 2.90%, 06/01/30	4,590	4,262,471
J M Smucker Co. (The)
2.38%, 03/15/30	2,125	1,947,497
3.38%, 12/15/27	2,528	2,489,988
5.90%, 11/15/28(a)	5,837	5,976,377
Security	Par (000)	Value
Food (continued)
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings, 3.00%, 02/02/29(a)	$3,795	$3,629,955
Kellanova
2.10%, 06/01/30	3,990	3,607,921
3.40%, 11/15/27	2,590	2,556,861
4.30%, 05/15/28	4,085	4,061,632
Series B, 7.45%, 04/01/31	3,145	3,450,024
Kraft Heinz Foods Co.
3.75%, 04/01/30	5,215	4,991,984
4.25%, 03/01/31	1,915	1,849,034
4.63%, 01/30/29(a)	2,100	2,093,928
Kroger Co. (The)
1.70%, 01/15/31(a)	2,948	2,565,345
2.20%, 05/01/30(a)	3,307	3,003,724
4.50%, 01/15/29(a)	4,965	4,935,392
7.50%, 04/01/31(a)	1,590	1,748,910
8.00%, 09/15/29	575	626,609
Series B, 7.70%, 06/01/29(a)	2,274	2,434,738
Mars, Inc.
3.20%, 04/01/30(a)(b)	3,085	2,913,022
4.55%, 04/20/28(a)(b)	5,913	5,907,849
4.60%, 03/01/28(b)	19,335	19,327,124
4.65%, 04/20/31(a)(b)	1,475	1,454,705
4.80%, 03/01/30(a)(b)	28,476	28,331,489
McCormick & Co., Inc.
1.85%, 02/15/31(a)	2,173	1,897,447
2.50%, 04/15/30(a)	3,480	3,191,232
4.15%, 02/15/29	3,315	3,262,313
Mondelez International, Inc.
1.50%, 02/04/31	1,145	988,832
2.75%, 04/13/30	4,787	4,440,857
4.13%, 05/07/28	3,653	3,619,455
4.25%, 05/06/28	3,575	3,550,628
4.50%, 05/06/30(a)	3,802	3,740,527
4.75%, 02/20/29	3,352	3,351,955
Nestle Capital Corp.
4.20%, 03/18/31(b)	5,553	5,391,993
4.65%, 03/12/29(a)(b)	3,427	3,429,871
4.75%, 03/12/31(a)(b)	3,540	3,516,544
Nestle Holdings, Inc.
1.00%, 09/15/27(b)	5,088	4,917,569
1.25%, 09/15/30(a)(b)	7,068	6,142,042
1.50%, 09/14/28(a)(b)	4,676	4,410,761
3.63%, 09/24/28(b)	8,050	7,906,315
4.13%, 10/01/27(b)	1,515	1,510,379
4.25%, 10/01/29(a)(b)	2,565	2,533,296
4.95%, 03/14/30(b)	4,139	4,145,708
5.00%, 03/14/28(a)(b)	5,093	5,133,232
5.00%, 09/12/28(a)(b)	2,789	2,811,816
5.00%, 09/12/30(a)(b)	2,516	2,533,390
Sigma Finance Netherlands BV, 4.88%, 03/27/28(a)(b)	2,605	2,603,480
Smithfield Foods, Inc.
3.00%, 10/15/30(b)	3,695	3,342,718
5.20%, 04/01/29(a)(b)	1,755	1,758,722
Sysco Corp.
2.40%, 02/15/30	3,193	2,922,254
4.40%, 07/25/31	1,045	1,006,681
5.10%, 09/23/30	4,896	4,885,927
5.75%, 01/17/29(a)	3,170	3,230,761
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Food (continued)
5.95%, 04/01/30	$5,932	$6,079,324
Tyson Foods, Inc.
4.35%, 03/01/29	3,236	3,199,700
5.10%, 08/24/31	2,780	2,767,697
		324,882,513
Food Service — 0.0%
Sodexo, Inc.
2.72%, 04/16/31(a)(b)	2,485	2,231,097
5.15%, 08/15/30(b)	5,520	5,500,716
		7,731,813
Forest Products & Paper — 0.3%
Celulosa Arauco y Constitucion SA
3.88%, 11/02/27	2,780	2,739,127
4.20%, 01/29/30(a)(b)	4,120	3,864,991
4.25%, 04/30/29(b)	3,457	3,304,926
Georgia-Pacific LLC
2.30%, 04/30/30(a)(b)	5,570	5,083,696
4.40%, 06/30/28(b)	2,815	2,797,527
4.40%, 05/15/29(b)	4,442	4,393,106
4.60%, 05/15/31(b)	4,386	4,299,915
7.25%, 06/01/28(a)	2,215	2,307,632
7.75%, 11/15/29	3,740	4,055,527
8.88%, 05/15/31	3,015	3,486,049
Inversiones CMPC SA
3.00%, 04/06/31(b)	2,520	2,194,585
3.85%, 01/13/30(a)(b)	3,450	3,195,317
Suzano Austria GmbH
2.50%, 09/15/28	2,465	2,346,406
4.00%, 01/15/31(a)	7,955	7,453,507
5.00%, 01/15/30	6,440	6,328,009
6.00%, 01/15/29	10,381	10,499,935
UPM-Kymmene OYJ, 7.45%, 11/26/27(b)	1,120	1,149,454
		69,499,709
Gas — 0.6%
Atmos Energy Corp.
1.50%, 01/15/31	830	718,850
2.63%, 09/15/29(a)	5,015	4,727,476
Boston Gas Co., 3.00%, 08/01/29(a)(b)	3,435	3,246,864
Brooklyn Union Gas Co. (The), 3.87%, 03/04/29(b)	3,750	3,651,877
CenterPoint Energy Resources Corp.
1.75%, 10/01/30	3,400	2,999,495
4.00%, 04/01/28	2,520	2,493,432
5.25%, 03/01/28(a)	7,315	7,378,758
East Ohio Gas Co. (The), 2.00%, 06/15/30(b)	4,635	4,145,534
ENN Energy Holdings Ltd., 2.63%, 09/17/30(a)(b)	1,355	1,234,217
Grupo Energia Bogota SA ESP, 4.88%, 05/15/30(a)(b)	2,724	2,651,978
National Fuel Gas Co.
2.95%, 03/01/31(a)	2,160	1,954,192
3.95%, 09/15/27(a)	1,713	1,698,772
4.75%, 09/01/28	1,698	1,691,890
4.75%, 05/15/29	3,474	3,445,431
5.50%, 03/15/30	3,922	3,956,739
NiSource, Inc.
1.70%, 02/15/31	5,329	4,610,727
2.95%, 09/01/29	5,765	5,451,487
3.60%, 05/01/30(a)	5,932	5,663,838
4.75%, 05/18/31(a)	3,657	3,605,621
Security	Par (000)	Value
Gas (continued)
5.20%, 07/01/29	$4,876	$4,923,954
5.25%, 03/30/28	6,725	6,779,967
5.75%, 07/15/56, (5-year CMT + 2.04%)(a)(c)	5,100	5,022,596
6.95%, 11/30/54, (5-year CMT + 2.45%)(c)	2,259	2,321,434
ONE Gas, Inc.
2.00%, 05/15/30	2,766	2,493,774
5.10%, 04/01/29	3,215	3,236,335
Piedmont Natural Gas Co., Inc.
2.50%, 03/15/31(a)	2,765	2,476,939
3.50%, 06/01/29(a)	4,770	4,606,693
Promigas SA ESP/Gases del Pacifico SAC, 3.75%, 10/16/29(a)(b)	3,340	3,173,367
Snam SpA, 5.00%, 05/28/30(a)(b)	5,062	5,036,794
Southern California Gas Co., Series XX, 2.55%, 02/01/30	4,875	4,513,400
Southern Co. Gas Capital Corp.
6.05%, 09/15/56, (5-year CMT + 1.82%)(a)(c)	2,810	2,791,604
Series 2020-A, 1.75%, 01/15/31	2,190	1,910,230
Series A, 4.05%, 09/15/28(a)	2,414	2,384,179
Southwest Gas Corp.
2.20%, 06/15/30(a)	3,110	2,804,229
3.70%, 04/01/28	2,404	2,364,307
5.45%, 03/23/28(a)	3,197	3,222,312
5.80%, 12/01/27(a)	1,275	1,292,945
Spire, Inc., 6.25%, 06/01/56, (5-year CMT + 2.56%)(a)(c)	2,500	2,491,843
		129,174,080
Hand & Machine Tools — 0.1%
Kennametal, Inc., 2.80%, 03/01/31(a)	1,635	1,468,149
Stanley Black & Decker, Inc.
2.30%, 03/15/30	4,950	4,503,451
4.25%, 11/15/28(a)	2,810	2,777,957
6.00%, 03/06/28	2,863	2,907,785
		11,657,342
Health Care - Products — 1.2%
180 Medical, Inc., 3.88%, 10/15/29(b)	2,462	2,379,014
Abbott Laboratories
1.15%, 01/30/28(a)	3,320	3,173,111
1.40%, 06/30/30	2,780	2,453,859
3.70%, 03/09/29	13,275	12,975,748
4.00%, 03/15/31	17,933	17,291,157
Agilent Technologies, Inc.
2.10%, 06/04/30	3,750	3,383,003
2.30%, 03/12/31	3,650	3,247,432
2.75%, 09/15/29	3,610	3,395,439
4.20%, 09/09/27(a)	3,005	2,998,367
Alcon Finance Corp.
2.60%, 05/27/30(b)	4,770	4,371,614
3.00%, 09/23/29(b)	6,345	5,996,012
Augusta SpinCo Corp.
4.32%, 09/23/27(a)	3,075	3,065,019
4.40%, 03/23/29(a)	3,765	3,720,225
4.66%, 03/23/31	5,184	5,094,630
Baxter International, Inc.
1.73%, 04/01/31	3,780	3,209,447
2.27%, 12/01/28(a)	7,515	7,083,382
3.95%, 04/01/30(a)	3,670	3,516,348
4.45%, 02/15/29(a)	1,625	1,603,181
4.90%, 12/15/30(a)	3,985	3,913,610

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Products (continued)
Boston Scientific Corp.
2.65%, 06/01/30(a)	$8,420	$7,758,711
4.00%, 03/01/28(a)	1,695	1,681,662
4.00%, 03/01/29(a)	1,575	1,559,021
Dentsply Sirona, Inc., 3.25%, 06/01/30(a)	5,275	4,876,241
DH Europe Finance II SARL, 2.60%, 11/15/29(a)	5,910	5,520,097
Edwards Lifesciences Corp., 4.30%, 06/15/28	4,070	4,041,335
GE HealthCare Technologies, Inc.
4.15%, 12/15/28	2,970	2,930,063
4.80%, 08/14/29	6,480	6,474,743
4.80%, 01/15/31	3,873	3,833,261
5.65%, 11/15/27	9,595	9,700,880
5.86%, 03/15/30	7,842	8,042,894
Medline Borrower LP, 3.88%, 04/01/29(b)	13,275	12,854,437
Medline Borrower LP/Medline Co-Issuer, Inc.
5.00%, 06/15/31(b)	13,363	13,160,206
6.25%, 04/01/29(b)	2,901	2,947,329
Medtronic Global Holdings SCA, 4.25%, 03/30/28(a)	6,273	6,247,588
Revvity, Inc.
1.90%, 09/15/28(a)	2,985	2,814,323
2.55%, 03/15/31(a)	2,260	2,019,068
3.30%, 09/15/29(a)	5,647	5,366,689
Smith & Nephew PLC, 2.03%, 10/14/30	5,625	4,975,672
Solventum Corp.
5.40%, 03/01/29	4,323	4,370,318
5.45%, 03/13/31	7,100	7,174,321
STERIS Irish FinCo UnLtd Co., 2.70%, 03/15/31	3,686	3,314,620
Stryker Corp.
1.95%, 06/15/30	6,170	5,539,145
3.65%, 03/07/28	3,948	3,890,220
4.25%, 09/11/29(a)	5,230	5,146,197
4.70%, 02/10/28	3,755	3,759,843
4.85%, 12/08/28(a)	3,496	3,503,268
4.85%, 02/10/30(a)	5,090	5,082,267
Thermo Fisher Scientific, Inc.
1.75%, 10/15/28	4,140	3,900,270
2.60%, 10/01/29	6,355	5,961,238
4.20%, 03/01/31(a)	830	805,403
4.22%, 02/12/31(a)	9,205	8,935,069
4.80%, 11/21/27(a)	2,949	2,961,809
4.98%, 08/10/30(a)	4,863	4,880,724
5.00%, 01/31/29(a)	5,700	5,745,815
Zimmer Biomet Holdings, Inc.
3.55%, 03/20/30(a)	2,110	1,996,853
5.05%, 02/19/30(a)	3,675	3,682,158
5.35%, 12/01/28	2,930	2,963,153
		283,287,509
Health Care - Services — 1.9%
Adventist Health System/West
2.95%, 03/01/29	1,715	1,629,286
Series 2025, 4.74%, 12/01/30	2,195	2,152,745
Advocate Health & Hospitals Corp., 3.83%, 08/15/28	2,540	2,505,339
Ascension Health
Series 2025, 4.08%, 11/15/28	1,090	1,069,640
Series 2025, 4.29%, 11/15/30	4,335	4,221,232
Series B, 2.53%, 11/15/29	4,070	3,788,949
Security	Par (000)	Value
Health Care - Services (continued)
Banner Health
1.90%, 01/01/31	$1,600	$1,409,517
2.34%, 01/01/30	210	192,777
Baylor Scott & White Holdings, Series 2021, 1.78%, 11/15/30	895	785,328
Bon Secours Mercy Health, Inc.
3.46%, 06/01/30	230	219,243
Series 2018, 4.30%, 07/01/28(a)	435	430,641
Cedars-Sinai Health System, Series 2021, 2.29%, 08/15/31	1,040	917,998
CHRISTUS Health, Series C, 4.34%, 07/01/28(a)	595	587,957
Cigna Group (The)
2.38%, 03/15/31	9,960	8,892,346
2.40%, 03/15/30(a)	9,145	8,399,554
3.05%, 10/15/27(a)	2,396	2,360,273
4.38%, 10/15/28(a)	22,097	21,928,847
4.50%, 09/15/30	8,157	8,013,353
5.00%, 05/15/29(a)	5,613	5,647,847
5.13%, 05/15/31(a)	1,280	1,285,129
CommonSpirit Health
2.78%, 10/01/30(a)	3,000	2,739,697
3.35%, 10/01/29	5,050	4,805,079
4.35%, 09/01/30	4,610	4,468,274
Elevance Health, Inc.
2.25%, 05/15/30	6,290	5,718,025
2.55%, 03/15/31(a)	5,740	5,154,485
2.88%, 09/15/29	4,899	4,627,728
3.65%, 12/01/27	8,540	8,446,024
4.00%, 09/15/28	4,415	4,355,003
4.10%, 03/01/28	7,220	7,158,905
4.75%, 02/15/30(a)	4,700	4,668,207
5.15%, 06/15/29	3,345	3,372,365
Fresenius Medical Care U.S. Finance III, Inc., 3.75%, 06/15/29(a)(b)	2,641	2,548,149
HCA, Inc.
2.38%, 07/15/31(a)	3,047	2,679,036
3.38%, 03/15/29	2,723	2,626,137
3.50%, 09/01/30	15,560	14,678,091
4.13%, 06/15/29(a)	12,059	11,826,865
4.30%, 11/15/30(a)	2,985	2,894,847
4.70%, 05/15/31(a)	7,075	6,929,156
5.00%, 03/01/28(a)	3,540	3,552,326
5.20%, 06/01/28	5,902	5,942,597
5.25%, 03/01/30(a)	5,515	5,551,091
5.45%, 04/01/31	10,420	10,524,761
5.63%, 09/01/28	8,682	8,788,629
5.88%, 02/01/29	6,526	6,647,054
Health Care Service Corp. A Mutual Legal Reserve Co.
2.20%, 06/01/30(b)	5,015	4,514,498
5.20%, 06/15/29(b)	4,610	4,631,407
Highmark, Inc., 2.55%, 05/10/31(b)	345	304,270
Humana, Inc.
3.13%, 08/15/29(a)	3,130	2,972,706
3.70%, 03/23/29(a)	3,950	3,832,265
4.88%, 04/01/30	3,835	3,797,100
5.38%, 04/15/31	8,010	8,025,229
5.75%, 03/01/28	3,420	3,462,489
5.75%, 12/01/28(a)	2,435	2,475,739
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
Icon Investments Six DAC
5.06%, 08/13/29(b)	$3,875	$3,867,325
5.42%, 08/13/31(b)	5,265	5,237,986
ICON Investments Six DAC, 5.85%, 05/08/29	4,575	4,655,590
IQVIA, Inc.
5.70%, 05/15/28	4,730	4,775,053
6.25%, 02/01/29	7,485	7,684,296
Laboratory Corp. of America Holdings
2.70%, 06/01/31	1,085	973,744
2.95%, 12/01/29	4,434	4,166,874
3.60%, 09/01/27	2,786	2,760,637
4.35%, 04/01/30	4,560	4,463,063
PeaceHealth Obligated Group, 4.34%, 11/15/28(a)	515	508,881
Providence St. Joseph Health Obligated Group, Series 19A, 2.53%, 10/01/29(a)	970	903,918
Quest Diagnostics, Inc.
2.80%, 06/30/31	415	375,276
2.95%, 06/30/30(a)	5,165	4,802,197
4.20%, 06/30/29	3,929	3,862,261
4.60%, 12/15/27(a)	2,353	2,353,946
4.63%, 12/15/29	3,880	3,851,319
Roche Holdings, Inc.
1.93%, 12/13/28(b)	11,660	10,987,807
3.63%, 09/17/28(a)(b)	3,261	3,205,466
4.08%, 12/02/30(b)	3,335	3,234,140
4.20%, 09/09/29(a)(b)	5,103	5,042,775
4.79%, 03/08/29(a)(b)	5,326	5,341,404
4.91%, 03/08/31(b)	5,761	5,767,527
5.34%, 11/13/28(b)	7,070	7,182,956
5.49%, 11/13/30(a)(b)	8,171	8,353,593
Rush System for Health Obligated Group, Series 2020, 3.92%, 11/15/29(a)	960	931,584
SSM Health Care Corp., 4.89%, 06/01/28(a)	265	265,015
Stanford Health Care, Series 2020, 3.31%, 08/15/30	260	245,671
UnitedHealth Group, Inc.
2.00%, 05/15/30(a)	8,685	7,835,166
2.30%, 05/15/31	9,639	8,549,794
2.88%, 08/15/29(a)	5,699	5,409,606
2.95%, 10/15/27	4,593	4,520,911
3.85%, 06/15/28	7,781	7,684,008
3.88%, 12/15/28(a)	5,339	5,248,650
4.00%, 05/15/29	4,803	4,713,747
4.25%, 01/15/29	6,957	6,883,710
4.40%, 06/15/28	3,160	3,148,091
4.65%, 01/15/31	5,065	5,004,469
4.70%, 04/15/29	1,731	1,729,060
4.80%, 01/15/30	7,197	7,186,550
4.90%, 04/15/31	5,710	5,695,860
5.25%, 02/15/28(a)	5,070	5,120,704
5.30%, 02/15/30(a)	8,080	8,183,473
Universal Health Services, Inc.
2.65%, 10/15/30(a)	5,340	4,794,174
4.63%, 10/15/29	4,195	4,126,820
5.50%, 09/01/31	1,460	1,459,507
		454,250,839
Holding Companies - Diversified — 1.6%
Aercap Sukuk Ltd./Cayman Islands, 4.50%, 10/03/29(a)(b)	3,325	3,253,598
Security	Par (000)	Value
Holding Companies - Diversified (continued)
Antares Holdings LP
6.35%, 10/23/29(a)(b)	$2,870	$2,881,658
6.50%, 02/08/29(a)(b)	2,850	2,867,960
6.63%, 06/10/31(a)(b)	3,140	3,150,137
7.95%, 08/11/28(b)	350	361,573
Apollo Debt Solutions BDC
5.20%, 12/08/28(b)	2,115	2,084,320
5.70%, 01/23/31(a)(b)	4,250	4,136,047
5.88%, 08/30/30	3,874	3,814,589
6.70%, 07/29/31(a)	5,075	5,137,045
6.90%, 04/13/29	6,170	6,305,181
Ares Capital Corp.
2.88%, 06/15/28(a)	7,121	6,838,946
5.10%, 01/15/31	4,311	4,151,935
5.25%, 04/12/31	4,985	4,820,543
5.50%, 09/01/30	5,120	5,031,156
5.55%, 01/15/30	3,080	3,049,773
5.88%, 03/01/29	5,605	5,639,672
5.95%, 07/15/29	5,630	5,671,148
Ares Strategic Income Fund
4.85%, 01/15/29(a)	3,408	3,347,812
5.15%, 01/15/31	2,425	2,313,555
5.45%, 09/09/28	3,580	3,566,491
5.55%, 04/15/31(a)	3,714	3,585,514
5.60%, 02/15/30(a)	4,999	4,911,569
5.70%, 03/15/28	5,590	5,604,922
5.80%, 09/09/30(a)	3,690	3,619,809
6.35%, 08/15/29	4,334	4,396,128
Bain Capital Specialty Finance, Inc.
5.95%, 03/15/30(a)	2,005	1,949,932
5.95%, 03/01/31(a)	1,825	1,759,505
Barings BDC, Inc.
5.20%, 09/15/28(a)	1,915	1,891,142
7.00%, 02/15/29(a)	1,666	1,699,857
Barings Private Credit Corp., 6.15%, 06/11/30(a)	2,485	2,450,908
Blackstone Private Credit Fund
4.00%, 01/15/29	3,701	3,548,886
4.95%, 09/26/27(a)	1,885	1,879,425
5.05%, 09/10/30	4,230	4,052,329
5.25%, 04/01/30(a)	3,625	3,507,660
5.35%, 03/12/31	3,675	3,527,801
5.60%, 11/22/29(a)	2,315	2,287,236
5.95%, 07/16/29	5,690	5,688,073
5.95%, 05/15/31(a)	1,590	1,560,209
6.25%, 01/25/31	5,030	5,010,306
7.30%, 11/27/28	3,670	3,784,166
Blackstone Secured Lending Fund
2.85%, 09/30/28	3,597	3,406,502
5.13%, 01/31/31(a)	3,035	2,885,986
5.25%, 09/04/29	1,980	1,947,043
5.30%, 06/30/30(a)	4,105	3,983,902
5.35%, 04/13/28	4,775	4,760,898
5.88%, 11/15/27	1,830	1,842,383
5.90%, 05/21/31(a)	3,917	3,839,945
Blue Owl Capital Corp.
2.88%, 06/11/28	4,980	4,733,821
5.95%, 03/15/29(a)	5,730	5,724,166
6.20%, 07/15/30(a)	2,835	2,825,892
6.30%, 08/15/31	1,125	1,115,646

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Holding Companies - Diversified (continued)
Blue Owl Credit Income Corp.
5.80%, 03/15/30(a)	$7,025	$6,853,611
5.90%, 05/23/28	105	104,575
6.60%, 09/15/29(a)	5,065	5,101,380
6.65%, 03/15/31(a)	4,318	4,329,368
7.75%, 09/16/27(a)	3,090	3,156,787
7.75%, 01/15/29(a)	3,416	3,521,021
7.95%, 06/13/28(a)	5,805	5,985,295
Blue Owl Technology Finance Corp.
6.10%, 03/15/28(a)	3,540	3,542,318
6.13%, 01/23/31(a)	2,295	2,226,862
6.50%, 10/15/29(a)	2,524	2,502,537
6.75%, 04/04/29(a)	4,280	4,293,709
Capital Southwest Corp., 5.95%, 09/18/30(a)	2,711	2,684,071
Carlyle Secured Lending, Inc.
5.75%, 02/15/31(a)	1,000	956,217
6.75%, 02/18/30	1,900	1,902,289
CK Hutchison International 17 II Ltd., 3.25%, 09/29/27(a)(b)	2,825	2,786,893
CK Hutchison International 19 II Ltd., 2.75%, 09/06/29(a)(b)	2,005	1,898,171
CK Hutchison International 19 Ltd., 3.63%, 04/11/29(a)(b)	5,263	5,129,502
Drawbridge Special Opportunities Fund LP/Drawbridge Special Opportunities Fin, 5.95%, 09/17/30(b)	3,030	2,902,792
Franklin BSP Capital Corp.
6.00%, 10/02/30(a)	1,730	1,689,405
7.20%, 06/15/29(a)	2,295	2,344,805
Goldman Sachs BDC, Inc.
5.10%, 01/28/29(a)	2,620	2,567,827
5.65%, 09/09/30(a)	3,165	3,114,509
Goldman Sachs Private Credit Corp.
5.05%, 02/23/28	2,885	2,870,956
5.38%, 01/31/29(a)	4,271	4,243,357
5.88%, 05/06/28	2,185	2,197,603
5.88%, 01/31/31	5,665	5,568,835
6.15%, 06/16/31(a)(b)	4,541	4,492,451
6.25%, 05/06/30(a)	4,620	4,637,652
Golub Capital BDC, Inc.
6.00%, 07/15/29	5,509	5,526,918
6.25%, 06/01/31(a)	2,545	2,525,972
7.05%, 12/05/28(a)	3,715	3,815,500
Golub Capital Private Credit Fund
5.45%, 08/15/28	2,860	2,841,399
5.60%, 04/15/31(b)	2,625	2,509,769
5.80%, 09/12/29	3,805	3,779,105
5.88%, 05/01/30(a)	3,510	3,447,915
HA Sustainable Infrastructure Capital, Inc., 6.15%, 01/15/31(a)	3,600	3,660,186
HAT Holdings I LLC/HAT Holdings II LLC, 3.75%, 09/15/30(a)(b)	2,095	1,945,023
JAB Holdings BV, 2.20%, 11/23/30(b)	215	190,494
Main Street Capital Corp.
5.40%, 08/15/28(a)	3,120	3,115,240
6.95%, 03/01/29	2,632	2,699,697
Morgan Stanley Direct Lending Fund
6.00%, 05/19/30(a)	3,018	2,981,545
6.10%, 07/15/31(a)	1,794	1,763,858
6.15%, 05/17/29(a)	1,835	1,843,553
Security	Par (000)	Value
Holding Companies - Diversified (continued)
MSD Investment Corp.
6.13%, 02/05/31(b)	$1,875	$1,815,530
6.25%, 05/31/30(a)	2,000	1,972,563
6.38%, 06/12/29(a)(b)	850	848,718
New Mountain Finance Corp.
6.20%, 10/15/27	1,605	1,616,269
6.88%, 02/01/29(a)	1,935	1,941,393
North Haven Private Income Fund LLC
5.13%, 09/25/28	1,695	1,652,690
5.75%, 02/01/30(a)	2,837	2,744,960
Nuveen Churchill Direct Lending Corp., 6.65%, 03/15/30(a)	1,950	1,950,280
Oaktree Specialty Lending Corp.
6.34%, 02/27/30(a)	1,800	1,782,093
7.10%, 02/15/29(a)	1,870	1,898,836
Oaktree Strategic Credit Fund
6.19%, 07/15/30(a)	2,502	2,492,153
6.50%, 07/23/29(a)	2,679	2,706,693
8.40%, 11/14/28	2,037	2,139,325
Sixth Street Lending Partners
5.75%, 01/15/30(a)	3,825	3,778,401
6.13%, 07/15/30	5,280	5,278,158
6.50%, 03/11/29(a)	4,852	4,921,901
Sixth Street Specialty Lending, Inc.
5.63%, 08/15/30	2,600	2,571,224
5.65%, 08/15/31	980	954,024
6.13%, 03/01/29(a)	2,140	2,159,761
6.95%, 08/14/28	1,963	2,010,707
T Rowe Price Oha Select Private Credit Fund, 6.50%, 07/02/31(a)(b)	165	162,974
Trinity Capital, Inc., 7.00%, 05/21/31(a)	2,025	2,041,524
		367,895,849
Home Builders — 0.1%
DR Horton, Inc.
1.40%, 10/15/27	1,850	1,787,196
4.85%, 10/15/30	3,291	3,266,407
Lennar Corp.
4.75%, 11/29/27(a)	2,838	2,839,331
5.20%, 07/30/30	4,786	4,796,599
Meritage Homes Corp., 3.88%, 04/15/29(a)(b)	2,597	2,518,015
NVR, Inc., 3.00%, 05/15/30	6,210	5,775,442
PulteGroup, Inc., 4.25%, 03/01/31(a)	2,603	2,511,481
Sekisui House U.S., Inc., 3.85%, 01/15/30	1,700	1,606,475
Taylor Morrison Communities, Inc., 5.13%, 08/01/30(b)	155	154,625
Toll Brothers Finance Corp.
3.80%, 11/01/29(a)	3,215	3,094,913
4.35%, 02/15/28	1,443	1,435,893
		29,786,377
Home Furnishings — 0.0%
Leggett & Platt, Inc.
3.50%, 11/15/27(a)	2,600	2,550,854
4.40%, 03/15/29	3,400	3,284,426
LG Electronics, Inc., 5.63%, 04/24/29(b)	680	691,211
Panasonic Holdings Corp., 3.11%, 07/19/29(b)	260	247,542
Sony Group Corp., 4.66%, 06/30/31	3,940	3,882,826
		10,656,859
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Household Products & Wares — 0.1%
Avery Dennison Corp.
2.65%, 04/30/30	$2,960	$2,729,938
4.88%, 12/06/28	2,857	2,860,093
Clorox Co. (The)
1.80%, 05/15/30(a)	3,545	3,160,200
3.10%, 10/01/27(a)	1,930	1,899,725
3.90%, 05/15/28	2,879	2,838,747
4.40%, 05/01/29(a)	3,192	3,151,172
4.70%, 05/15/31	3,505	3,437,272
Kimberly-Clark Corp.
1.05%, 09/15/27(a)	2,957	2,859,600
3.10%, 03/26/30	5,590	5,270,243
3.20%, 04/25/29(a)	3,974	3,821,465
3.95%, 11/01/28	2,879	2,840,439
		34,868,894
Insurance — 4.8%
ACE Capital Trust II, Series N, 9.70%, 04/01/30(a)	620	713,326
Aegon Ltd., 5.50%, 04/11/48, (6-mo. SOFR US + 3.97%)(c)	4,840	4,831,459
Aflac, Inc., 3.60%, 04/01/30	7,045	6,725,591
AIA Group Ltd.
3.38%, 04/07/30(a)(b)	5,736	5,482,274
3.60%, 04/09/29(a)(b)	5,682	5,542,202
3.90%, 04/06/28(a)(b)	2,395	2,370,314
5.63%, 10/25/27(b)	3,590	3,632,771
Alleghany Corp., 3.63%, 05/15/30	4,825	4,605,256
Allstate Corp. (The)
1.45%, 12/15/30	2,625	2,261,801
5.05%, 06/24/29	4,390	4,413,391
American Financial Group, Inc., 5.25%, 04/02/30(a)	2,110	2,115,570
American International Group, Inc.
3.40%, 06/30/30	3,095	2,909,692
4.85%, 05/07/30(a)	4,500	4,484,518
Series A-9, 5.75%, 04/01/48, (3-mo. SOFR US + 3.13%)(a)(c)	1,325	1,330,308
American National Global Funding
4.63%, 12/15/28(b)	2,405	2,373,033
4.88%, 01/23/31(a)(b)	3,090	3,006,513
5.00%, 06/22/29(b)	4,210	4,173,337
5.25%, 06/03/30(b)	2,415	2,394,039
5.55%, 01/28/30(a)(b)	2,275	2,282,629
American National Group, Inc., 5.75%, 10/01/29	5,080	5,139,888
Americo Life, Inc., 3.45%, 04/15/31(a)(b)	2,300	2,048,343
AmFam Holdings, Inc., 2.81%, 03/11/31(a)(b)	2,900	2,547,101
Aon Corp.
2.80%, 05/15/30	7,040	6,494,439
3.75%, 05/02/29(a)	5,679	5,507,227
4.50%, 12/15/28(a)	1,540	1,527,691
Aon Corp./Aon Global Holdings PLC, 2.05%, 08/23/31(a)	230	198,985
Aon North America, Inc.
5.15%, 03/01/29(a)	5,335	5,371,484
5.30%, 03/01/31	4,311	4,330,587
Arthur J Gallagher & Co.
4.60%, 12/15/27	3,295	3,293,931
4.85%, 12/15/29(a)	5,567	5,554,027
Aspen Insurance Holdings Ltd., 5.75%, 07/01/30	2,825	2,870,645
Security	Par (000)	Value
Insurance (continued)
Assurant, Inc.
3.70%, 02/22/30	$2,975	$2,831,043
4.90%, 03/27/28(a)	1,420	1,421,460
Assured Guaranty U.S. Holdings, Inc.
3.15%, 06/15/31(a)	200	183,291
6.13%, 09/15/28(a)	2,600	2,659,615
Athene Global Funding
1.99%, 08/19/28(a)(b)	4,960	4,672,526
2.50%, 03/24/28(b)	3,325	3,194,493
2.55%, 11/19/30(a)(b)	3,795	3,363,449
2.67%, 06/07/31(b)	2,940	2,580,708
2.72%, 01/07/29(a)(b)	2,125	2,003,101
4.72%, 10/08/29(b)	3,745	3,676,812
4.83%, 05/09/28(a)(b)	4,000	3,982,810
5.03%, 07/17/30(b)	5,910	5,812,081
5.13%, 06/01/29(a)(b)	8,920	8,890,557
5.38%, 01/07/30(b)	5,190	5,167,521
5.53%, 07/11/31(a)(b)	2,625	2,609,777
5.53%, 08/20/31(b)	155	154,157
5.58%, 01/09/29(b)	6,645	6,685,265
Athene Holding Ltd.
3.50%, 01/15/31	2,845	2,626,746
4.13%, 01/12/28	4,965	4,907,385
6.15%, 04/03/30(a)	3,155	3,236,353
Axis Specialty Finance LLC
3.90%, 07/15/29	2,225	2,153,956
4.90%, 01/15/40, (5-year CMT + 3.19%)(a)(c)	3,040	2,955,454
Axis Specialty Finance PLC, 4.00%, 12/06/27	1,552	1,537,292
Berkshire Hathaway Finance Corp.
1.45%, 10/15/30	3,790	3,333,616
1.85%, 03/12/30(a)	2,895	2,633,546
Brighthouse Financial Global Funding
2.00%, 06/28/28(a)(b)	1,645	1,550,058
5.65%, 06/10/29(a)(b)	2,550	2,561,620
Brighthouse Financial, Inc., 5.63%, 05/15/30(a)	3,600	3,598,850
Brown & Brown, Inc.
2.38%, 03/15/31	3,735	3,290,218
4.50%, 03/15/29(a)	1,735	1,712,656
4.70%, 06/23/28	2,545	2,537,885
4.90%, 06/23/30(a)	6,035	5,966,836
Chubb INA Holdings LLC
1.38%, 09/15/30(a)	7,045	6,129,818
4.65%, 08/15/29(a)	4,065	4,055,711
Cincinnati Financial Corp., 6.92%, 05/15/28	1,830	1,891,876
CNA Financial Corp.
2.05%, 08/15/30	3,415	3,039,294
3.90%, 05/01/29	3,260	3,173,403
CNO Financial Group, Inc., 5.25%, 05/30/29	3,215	3,210,098
CNO Global Funding
2.65%, 01/06/29(a)(b)	2,225	2,102,103
4.38%, 09/08/28(b)	1,780	1,757,945
4.70%, 12/11/30(a)(b)	2,840	2,763,240
4.88%, 12/10/27(a)(b)	1,920	1,918,836
4.95%, 09/09/29(a)(b)	3,490	3,473,895
5.20%, 06/11/31(b)	1,880	1,860,777
Constellation Global Funding
4.85%, 10/22/30(a)(b)	1,843	1,787,300
5.70%, 08/05/31(b)	1,860	1,841,797
Constellation Insurance, Inc., 6.80%, 01/24/30(a)(b)	2,641	2,572,513

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
Corebridge Financial, Inc.
3.85%, 04/05/29(a)	$5,855	$5,691,636
6.88%, 12/15/52, (5-year CMT + 3.85%)(a)(c)	5,521	5,603,037
Corebridge Global Funding
4.25%, 08/21/28(a)(b)	2,955	2,920,188
4.45%, 10/02/30(a)(b)	3,238	3,147,364
4.55%, 01/09/31(b)	3,532	3,432,718
4.80%, 05/29/29(b)	2,750	2,737,503
4.85%, 06/06/30(a)(b)	4,890	4,838,078
4.90%, 01/07/28(a)(b)	2,135	2,140,355
4.90%, 12/03/29(b)	3,647	3,627,235
5.20%, 01/12/29(a)(b)	2,690	2,699,668
5.20%, 06/24/29(a)(b)	3,785	3,805,164
5.90%, 09/19/28(a)(b)	3,665	3,730,883
Empower Finance 2020 LP
1.36%, 09/17/27(a)(b)	1,580	1,527,844
1.78%, 03/17/31(b)	3,095	2,667,509
Enstar Group Ltd., 4.95%, 06/01/29(a)	3,320	3,292,884
Equitable Financial Life Global Funding
1.75%, 11/15/30(b)	1,995	1,730,425
1.80%, 03/08/28(b)	4,795	4,582,518
4.88%, 11/19/27(a)(b)	3,830	3,834,824
5.00%, 03/27/30(a)(b)	5,121	5,083,544
5.45%, 03/03/28(a)(b)	1,377	1,388,165
Equitable Holdings, Inc.
4.35%, 04/20/28	5,903	5,854,318
4.57%, 02/15/29(b)	2,350	2,315,161
7.00%, 04/01/28(a)	730	752,795
Essent Group Ltd., 6.25%, 07/01/29	3,309	3,391,414
F&G Annuities & Life, Inc.
6.50%, 06/04/29	3,406	3,446,682
7.40%, 01/13/28	2,220	2,270,314
F&G Global Funding
2.00%, 09/20/28(b)	2,295	2,145,455
4.50%, 01/09/29(b)	4,729	4,643,850
4.65%, 09/08/28(b)	2,910	2,871,648
5.88%, 01/16/30(a)(b)	2,052	2,055,685
Fairfax Financial Holdings Ltd.
3.38%, 03/03/31	3,000	2,772,391
4.63%, 04/29/30(a)	3,600	3,540,648
4.85%, 04/17/28	3,085	3,078,392
Farmers Exchange Capital, 7.05%, 07/15/28(b)	930	953,102
Fidelity National Financial, Inc.
2.45%, 03/15/31	3,455	3,032,395
3.40%, 06/15/30(a)	4,005	3,735,522
4.50%, 08/15/28	2,805	2,790,855
First American Financial Corp.
2.40%, 08/15/31	3,400	2,938,154
4.00%, 05/15/30	3,140	2,994,955
Five Corners Funding Trust II, 2.85%, 05/15/30(a)(b)	9,295	8,591,195
Fortitude Global Funding
4.63%, 10/06/28(b)	2,410	2,380,382
5.50%, 06/12/31(a)(b)	3,550	3,533,814
Fortitude Group Holdings LLC, 6.25%, 04/01/30(b)	5,385	5,433,391
FWD Group Holdings Ltd., 5.25%, 09/22/30(a)(b)	3,045	3,020,891
GA Global Funding Trust
1.95%, 09/15/28(a)(b)	2,215	2,081,107
4.40%, 09/23/27(b)	3,280	3,269,200
Security	Par (000)	Value
Insurance (continued)
4.50%, 09/18/30(b)	$3,235	$3,099,841
5.40%, 01/13/30(a)(b)	3,125	3,106,267
5.50%, 01/08/29(a)(b)	4,345	4,370,303
5.50%, 07/17/31(b)	2,865	2,839,910
Global Atlantic Fin Co.
3.13%, 06/15/31(a)(b)	3,450	3,042,041
4.40%, 10/15/29(a)(b)	3,135	3,017,885
Globe Life, Inc.
2.15%, 08/15/30	2,856	2,556,183
4.55%, 09/15/28	3,420	3,400,322
Great-West Lifeco Finance 2018 LP, 4.05%, 05/17/28(a)(b)	1,325	1,308,462
Guardian Life Global Funding
1.25%, 11/19/27(b)	2,118	2,037,460
1.63%, 09/16/28(b)	1,390	1,306,173
4.07%, 09/05/28(a)(b)	2,980	2,941,628
4.18%, 09/26/29(a)(b)	3,525	3,451,751
4.33%, 10/06/30(b)	4,145	4,028,467
4.40%, 12/11/30(b)	4,160	4,055,816
4.75%, 07/16/29(b)	3,320	3,306,943
4.80%, 04/28/30(b)	5,115	5,078,149
4.81%, 06/01/31(b)	3,165	3,122,610
5.55%, 10/28/27(b)	1,912	1,934,713
5.74%, 10/02/28(a)(b)	2,260	2,303,289
Hanover Insurance Group, Inc. (The), 2.50%, 09/01/30	2,045	1,840,043
Hartford Insurance Group, Inc. (The), 2.80%, 08/19/29(a)	4,785	4,526,516
Horace Mann Educators Corp.
4.70%, 10/01/30(a)	2,000	1,952,622
7.25%, 09/15/28	1,735	1,802,748
Jackson National Life Global Funding
3.05%, 06/21/29(a)(b)	325	306,713
4.55%, 09/09/30(b)	3,250	3,159,862
4.60%, 10/01/29(a)(b)	4,285	4,215,889
4.70%, 06/05/28(a)(b)	1,945	1,935,457
4.80%, 04/09/29(a)(b)	950	943,233
4.85%, 06/23/28(b)	250	249,463
5.25%, 04/12/28(a)(b)	2,402	2,408,225
5.25%, 06/16/31(b)	4,085	4,045,980
5.35%, 01/13/30(b)	4,005	4,006,410
Kemper Corp., 2.40%, 09/30/30(a)	2,725	2,377,943
Liberty Mutual Group, Inc., 4.57%, 02/01/29(a)(b)	5,480	5,428,728
Lincoln Financial Global Funding
4.20%, 01/12/29(a)(b)	2,085	2,046,214
4.63%, 05/28/28(a)(b)	3,300	3,286,320
4.63%, 08/18/30(a)(b)	2,580	2,522,580
4.95%, 05/21/31(a)(b)	3,601	3,546,566
5.25%, 08/13/31(b)	2,295	2,277,093
5.30%, 01/13/30(a)(b)	3,270	3,284,745
Lincoln National Corp.
2.33%, 08/15/30(a)	4,536	4,071,666
3.05%, 01/15/30(a)	3,245	3,031,479
3.40%, 01/15/31(a)	2,115	1,963,690
3.80%, 03/01/28(a)	1,720	1,693,960
Loews Corp., 3.20%, 05/15/30	4,180	3,931,417
Markel Group, Inc.
3.35%, 09/17/29(a)	2,885	2,750,213
3.50%, 11/01/27	1,200	1,183,291
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
Marsh & McLennan Companies, Inc.
2.25%, 11/15/30(a)	$4,284	$3,838,098
4.38%, 03/15/29	9,007	8,914,439
4.55%, 11/08/27	4,335	4,334,645
4.65%, 03/15/30(a)	7,621	7,562,000
MassMutual Global Funding II
1.55%, 10/09/30(b)	4,615	4,011,959
2.15%, 03/09/31(a)(b)	895	791,036
4.00%, 01/22/29(b)	3,069	3,012,320
4.30%, 10/22/27(a)(b)	2,445	2,439,870
4.45%, 03/27/28(b)	3,283	3,274,144
4.55%, 05/07/30(b)	5,585	5,491,309
4.70%, 04/01/31(a)(b)	4,194	4,149,186
4.80%, 08/26/29(b)	3,355	3,346,143
4.85%, 01/17/29(b)	4,050	4,050,289
4.95%, 01/10/30(b)	3,630	3,624,022
5.05%, 12/07/27(a)(b)	4,160	4,189,017
5.05%, 06/14/28(a)(b)	3,560	3,583,033
5.15%, 05/30/29(a)(b)	2,710	2,729,720
Meiji Yasuda Life Insurance Co., 5.10%, 04/26/48, (5-year USD ICE Swap + 3.15%)(a)(b)(c)	5,770	5,772,729
Met Tower Global Funding
4.00%, 10/01/27(a)(b)	2,938	2,923,753
4.00%, 01/14/29(b)	3,190	3,137,051
4.20%, 09/16/30(a)(b)	3,541	3,432,577
4.80%, 01/14/28(a)(b)	3,195	3,200,193
5.25%, 04/12/29(a)(b)	2,826	2,854,961
MetLife, Inc., 4.55%, 03/23/30(a)	6,151	6,090,726
Metropolitan Life Global Funding I
1.55%, 01/07/31(b)	3,928	3,408,868
2.95%, 04/09/30(b)	6,435	5,997,697
3.00%, 09/19/27(b)	3,725	3,669,081
3.05%, 06/17/29(a)(b)	3,288	3,131,951
3.30%, 03/21/29(a)(b)	2,770	2,663,747
3.85%, 04/06/28(b)	70	69,043
4.15%, 08/25/28(a)(b)	3,735	3,693,528
4.25%, 04/13/28(b)	4,555	4,525,886
4.30%, 08/25/29(b)	3,129	3,079,183
4.35%, 01/12/31(a)(b)	4,299	4,191,257
4.75%, 08/24/29(b)	2,625	2,617,033
4.85%, 01/08/29(a)(b)	4,153	4,160,187
4.90%, 01/09/30(a)(b)	2,534	2,526,501
5.05%, 01/06/28(a)(b)	2,655	2,670,264
5.40%, 09/12/28(b)	4,062	4,112,233
MGIC Investment Corp., 5.25%, 08/15/28	3,848	3,837,895
Mitsui Sumitomo Insurance Co. Ltd., 4.95%, (5-year USD Swap + 3.26%)(a)(b)(c)(e)	3,210	3,187,687
Mutual of Omaha Companies Global Funding
4.51%, 06/09/28(a)(b)	1,835	1,824,465
4.55%, 01/13/31(b)	3,210	3,126,423
4.75%, 10/15/29(b)	2,372	2,350,844
5.00%, 04/01/30(a)(b)	3,332	3,322,570
5.45%, 12/12/28(b)	2,380	2,406,928
New York Life Global Funding
1.20%, 08/07/30(b)	4,935	4,275,470
1.85%, 08/01/31(b)	235	202,673
3.00%, 01/10/28(b)	4,030	3,946,763
3.90%, 10/01/27(a)(b)	2,944	2,925,455
4.05%, 02/02/29(b)	2,080	2,043,126
4.15%, 07/25/28(a)(b)	4,895	4,847,703
Security	Par (000)	Value
Insurance (continued)
4.20%, 04/20/29(b)	$4,800	$4,729,585
4.25%, 01/09/31(a)(b)	3,566	3,468,497
4.40%, 12/13/27(a)(b)	715	713,858
4.40%, 04/25/28(a)(b)	4,040	4,026,068
4.60%, 12/05/29(b)	4,634	4,603,820
4.60%, 06/03/30(b)	4,490	4,435,433
4.70%, 01/29/29(b)	3,383	3,374,666
4.85%, 01/09/28(a)(b)	5,980	5,997,931
4.90%, 06/13/28(b)	5,498	5,516,437
5.00%, 06/06/29(a)(b)	3,478	3,494,556
Nippon Life Insurance Co.
2.75%, 01/21/51, (5-year CMT + 2.65%)(b)(c)	9,605	8,504,833
3.40%, 01/23/50, (5-year CMT + 2.61%)(b)(c)	6,812	6,352,225
4.00%, 09/19/47, (5-year USD ICE Swap + 2.88%)(b)(c)	3,651	3,605,771
4.75%, 04/02/31(b)	8,072	7,959,093
NLG Global Funding
4.35%, 09/15/30(b)	2,829	2,742,526
5.40%, 01/23/30(b)	3,576	3,599,579
NMI Holdings, Inc., 6.00%, 08/15/29	2,673	2,709,219
Northwestern Mutual Global Funding
1.70%, 06/01/28(a)(b)	3,705	3,521,519
3.30%, 04/04/29(a)(b)	1,290	1,243,224
4.11%, 09/12/27(b)	2,538	2,528,518
4.13%, 08/25/28(b)	1,805	1,783,463
4.30%, 01/13/31(a)(b)	3,789	3,687,903
4.35%, 09/15/27(b)	3,345	3,342,808
4.40%, 03/30/29(b)	235	232,790
4.49%, 03/21/28(a)(b)	2,290	2,287,101
4.60%, 06/03/30(a)(b)	3,490	3,444,113
4.71%, 01/10/29(a)(b)	3,017	3,012,507
4.74%, 06/30/31(a)(b)	4,210	4,147,268
4.90%, 06/12/28(b)	4,870	4,885,881
4.96%, 01/13/30(a)(b)	3,312	3,314,439
5.16%, 05/28/31(b)	3,376	3,392,732
Pacific Life Global Funding II
1.45%, 01/20/28(a)(b)	2,765	2,642,691
1.60%, 09/21/28(b)	1,135	1,063,973
4.30%, 04/27/29(b)	1,100	1,082,686
4.38%, 02/03/31(a)(b)	2,966	2,898,200
4.45%, 05/01/28(b)	3,210	3,196,048
4.50%, 08/28/29(b)	3,720	3,670,932
4.85%, 02/10/30(a)(b)	3,129	3,113,617
4.90%, 04/04/28(a)(b)	2,333	2,338,288
4.90%, 01/11/29(a)(b)	1,686	1,688,286
4.95%, 08/04/31(b)	3,555	3,525,055
5.50%, 07/18/28(b)	2,457	2,491,112
PartnerRe Finance B LLC
3.70%, 07/02/29(a)	3,680	3,554,864
4.50%, 10/01/50, (5-year CMT + 3.82%)(c)	2,793	2,650,150
Pelagos Insurance Capital Ltd., 4.88%, 06/30/30(b)	2,295	2,223,324
Pricoa Global Funding I
4.35%, 11/25/30(a)(b)	2,580	2,510,179
4.65%, 08/27/31(b)	95	92,982
4.70%, 05/28/30(a)(b)	3,980	3,936,150
5.00%, 05/27/31(a)(b)	4,580	4,546,128
5.10%, 05/30/28(a)(b)	2,570	2,587,129
Principal Financial Group, Inc.
2.13%, 06/15/30(a)	4,000	3,595,030
3.70%, 05/15/29	3,360	3,253,799

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
4.11%, 02/15/28(a)(b)	$2,000	$1,981,505
Principal Life Global Funding II
1.50%, 08/27/30(b)	2,380	2,064,278
1.63%, 11/19/30(a)(b)	1,800	1,560,042
2.50%, 09/16/29(a)(b)	2,015	1,872,300
4.25%, 08/18/28(b)	2,220	2,196,163
4.45%, 01/13/31(a)(b)	5,010	4,872,026
4.65%, 05/18/29(a)(b)	4,410	4,371,404
4.80%, 01/09/28(b)	2,530	2,532,809
4.95%, 11/27/29(b)	3,480	3,467,146
5.10%, 01/25/29(b)	3,685	3,699,083
5.15%, 08/17/31(b)	2,780	2,762,627
5.50%, 06/28/28(a)(b)	1,360	1,376,217
Progressive Corp. (The)
3.20%, 03/26/30	3,445	3,254,510
4.00%, 03/01/29	2,417	2,377,465
4.60%, 03/26/31(a)	4,595	4,516,796
6.63%, 03/01/29(a)	2,090	2,181,156
Protective Life Corp.
3.40%, 01/15/30(b)	3,300	3,108,585
4.30%, 09/30/28(a)(b)	2,050	2,022,950
4.70%, 01/15/31(b)	4,390	4,282,384
Protective Life Global Funding
1.74%, 09/21/30(a)(b)	3,835	3,360,726
1.90%, 07/06/28(a)(b)	1,800	1,707,167
4.16%, 01/15/29(a)(b)	2,880	2,828,436
4.34%, 09/13/27(a)(b)	1,560	1,556,897
4.77%, 12/09/29(a)(b)	1,955	1,935,414
4.80%, 06/05/30(b)	4,980	4,929,703
4.82%, 07/16/29(b)	2,475	2,464,952
4.83%, 04/14/31(a)(b)	2,955	2,899,997
5.22%, 06/12/29(a)(b)	2,705	2,720,841
5.47%, 12/08/28(b)	3,120	3,157,324
5.76%, 07/05/30(a)(b)	705	721,010
Prudential Financial, Inc.
2.10%, 03/10/30(a)	3,170	2,894,122
3.70%, 10/01/50, (5-year CMT + 3.04%)(c)	4,680	4,309,398
3.88%, 03/27/28	1,833	1,813,617
4.50%, 09/15/47, (3-mo. SOFR US + 2.64%)(a)(c)	3,854	3,811,380
5.70%, 09/15/48, (3-mo. SOFR US + 2.93%)(a)(c)	5,730	5,739,567
Prudential Funding Asia PLC, 3.13%, 04/14/30(a)	7,749	7,300,748
Reinsurance Group of America, Inc.
3.15%, 06/15/30	4,165	3,867,504
3.90%, 05/15/29(a)	4,598	4,470,369
Reliance Standard Life Global Funding II
4.93%, 09/01/27(b)	335	335,704
5.28%, 11/07/29(b)	1,000	999,883
RenaissanceRe Holdings Ltd., 3.60%, 04/15/29	3,030	2,933,692
RGA Global Funding
2.70%, 01/18/29(a)(b)	2,135	2,026,429
4.35%, 08/25/28(b)	4,125	4,081,891
4.60%, 11/25/30(b)	3,180	3,102,421
5.10%, 05/26/31(a)(b)	3,380	3,354,064
5.25%, 01/09/30(b)	3,955	3,964,867
5.45%, 05/24/29(a)(b)	3,895	3,946,425
5.50%, 01/11/31(b)	4,095	4,129,119
6.00%, 11/21/28(a)(b)	2,575	2,633,214
Sagicor Financial Co. Ltd., 5.30%, 05/13/28(b)	2,520	2,505,964
Security	Par (000)	Value
Insurance (continued)
Sammons Financial Group Global Funding
4.80%, 12/12/30(b)	$1,775	$1,725,761
4.95%, 06/12/30(a)(b)	3,530	3,464,141
5.05%, 01/10/28(a)(b)	2,305	2,303,309
5.10%, 12/10/29(a)(b)	3,300	3,274,537
5.10%, 06/22/31(a)(b)	3,175	3,102,814
Sammons Financial Group, Inc., 3.35%, 04/16/31(b)	5,670	5,129,104
SBL Holdings, Inc.
5.00%, 02/18/31(a)(b)	3,495	3,117,850
5.90%, 09/26/28(a)(b)	2,505	2,433,330
SiriusPoint Ltd., 7.00%, 04/05/29(a)	4,435	4,580,043
Sumitomo Life Insurance Co.
3.38%, 04/15/81, (5-year CMT + 2.75%)(b)(c)	4,305	3,900,659
4.00%, 09/14/77(a)(b)(c)	8,196	8,114,284
Swiss Re Finance Luxembourg SA, 5.00%, 04/02/49, (5-year CMT + 3.58%)(b)(c)	3,675	3,644,037
Travelers Companies, Inc. (The), 4.95%, 07/24/31	5,460	5,434,773
Unum Group, 4.00%, 06/15/29	3,395	3,308,493
Western-Southern Global Funding
4.25%, 01/29/29(b)	3,425	3,371,524
4.50%, 07/16/28(b)	2,950	2,927,365
4.88%, 08/27/29(b)	2,045	2,037,944
4.90%, 05/01/30(b)	3,420	3,395,356
Willis North America, Inc.
2.95%, 09/15/29	4,730	4,452,409
4.50%, 09/15/28(a)	3,460	3,434,817
4.55%, 03/15/31	4,195	4,070,306
		1,131,186,466
Internet — 2.5%
Airbnb, Inc.
4.40%, 03/16/29	4,985	4,942,339
4.65%, 03/16/31	4,880	4,811,409
Alibaba Group Holding Ltd.
2.13%, 02/09/31	2,105	1,881,049
3.40%, 12/06/27(a)	14,015	13,816,017
4.88%, 05/26/30(a)	5,475	5,497,005
Alphabet, Inc.
1.10%, 08/15/30	11,975	10,412,649
3.70%, 02/15/29	13,430	13,152,708
3.88%, 11/15/28(a)	6,265	6,182,849
4.00%, 05/15/30	7,698	7,492,133
4.10%, 11/15/30	17,689	17,160,344
4.10%, 02/15/31	15,184	14,674,256
4.50%, 08/10/28(a)	4,260	4,259,502
4.63%, 08/10/29	9,880	9,853,121
4.88%, 08/15/31(a)	18,545	18,426,043
Amazon.com, Inc.
1.50%, 06/03/30	12,279	10,870,347
1.65%, 05/12/28	12,085	11,524,004
2.10%, 05/12/31	10,870	9,560,464
3.45%, 04/13/29(a)	8,813	8,555,890
3.85%, 03/13/28	14,720	14,578,295
3.90%, 11/20/28	15,715	15,483,400
4.00%, 03/13/29	17,740	17,436,454
4.10%, 11/20/30	16,275	15,769,127
4.25%, 03/13/31	30,883	29,949,067
4.55%, 12/01/27	9,151	9,174,395
4.60%, 07/09/29	15,510	15,439,093
4.65%, 12/01/29	9,569	9,545,351
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Internet (continued)
4.80%, 07/09/31(a)	$28,255	$27,996,362
AppLovin Corp., 5.13%, 12/01/29(a)	6,670	6,680,370
Baidu, Inc.
2.38%, 08/23/31	120	107,005
3.43%, 04/07/30	300	286,259
4.38%, 03/29/28	3,005	2,990,357
4.88%, 11/14/28	200	200,803
Booking Holdings, Inc., 3.55%, 03/15/28(a)	3,125	3,076,280
eBay, Inc.
2.60%, 05/10/31(a)	1,465	1,308,397
2.70%, 03/11/30	6,518	6,021,283
4.25%, 03/06/29	3,915	3,860,718
5.95%, 11/22/27	1,218	1,235,721
Expedia Group, Inc.
2.95%, 03/15/31	2,444	2,225,210
3.25%, 02/15/30(a)	8,850	8,348,918
3.80%, 02/15/28(a)	5,497	5,424,534
JD.com, Inc., 3.38%, 01/14/30(a)	4,200	4,023,761
Kuaishou Technology, 4.13%, 01/22/31(b)	440	427,022
Meituan
3.05%, 10/28/30(a)(b)	8,464	7,742,196
4.50%, 04/02/28(a)(b)	5,954	5,907,813
4.50%, 05/05/31(a)(b)	1,805	1,733,180
4.63%, 10/02/29(a)(b)	9,722	9,557,440
MercadoLibre, Inc., 3.13%, 01/14/31(a)	3,563	3,234,916
Meta Platforms, Inc.
4.20%, 11/15/30	21,035	20,387,814
4.30%, 08/15/29	5,713	5,669,090
4.55%, 05/15/31(a)	20,952	20,475,751
4.55%, 08/15/31	215	209,871
4.60%, 05/15/28	9,520	9,536,137
4.80%, 05/15/30	6,775	6,753,482
Netflix, Inc.
4.88%, 04/15/28(a)	9,612	9,665,615
4.88%, 06/15/30(a)(b)	7,731	7,715,490
5.38%, 11/15/29(b)	4,979	5,061,777
5.88%, 11/15/28	11,001	11,276,300
6.38%, 05/15/29(a)	4,568	4,766,448
Prosus NV
3.06%, 07/13/31(b)	400	360,805
3.68%, 01/21/30(a)(b)	6,933	6,602,183
Tencent Holdings Ltd.
2.39%, 06/03/30(b)	10,375	9,555,945
2.88%, 04/22/31(b)	325	300,608
3.60%, 01/19/28(b)	14,745	14,563,212
3.98%, 04/11/29(a)(b)	16,293	16,064,410
Tencent Music Entertainment Group, 2.00%, 09/03/30	4,300	3,841,097
Uber Technologies, Inc.
4.15%, 01/15/31	5,930	5,721,236
4.30%, 01/15/30	7,417	7,272,448
4.50%, 08/15/29(a)(b)	8,794	8,668,833
VeriSign, Inc.
2.70%, 06/15/31(a)	2,050	1,825,221
5.10%, 07/15/31(a)	5,785	5,736,807
Weibo Corp., 3.38%, 07/08/30(a)	7,373	6,856,375
		591,722,811
Iron & Steel — 0.2%
ArcelorMittal SA
4.25%, 07/16/29(a)	3,870	3,804,022
6.55%, 11/29/27	6,795	6,933,264
Security	Par (000)	Value
Iron & Steel (continued)
Nucor Corp.
2.70%, 06/01/30	$3,140	$2,902,877
3.95%, 05/01/28(a)	2,865	2,837,742
4.65%, 06/01/30	2,984	2,964,424
POSCO, 4.50%, 01/16/31(a)(b)	2,535	2,465,756
POSCO Holdings, Inc., 5.13%, 05/07/30(a)(b)	2,245	2,236,609
Reliance, Inc., 2.15%, 08/15/30(a)	3,200	2,861,923
Steel Dynamics, Inc.
1.65%, 10/15/27	1,962	1,900,411
3.25%, 01/15/31	3,128	2,907,208
3.45%, 04/15/30	3,940	3,736,896
4.00%, 12/15/28	3,775	3,710,778
United States Steel Corp., 5.20%, 08/01/31(b)	4,085	4,037,750
Vale Overseas Ltd.
3.75%, 07/08/30	8,750	8,311,974
6.00%, 02/25/56, (5-year CMT + 2.43%)(b)(c)	3,000	2,971,950
		54,583,584
Leisure Time — 0.2%
Brunswick Corp./DE
2.40%, 08/18/31	3,000	2,600,965
5.85%, 03/18/29(a)	2,715	2,759,782
Carnival Corp. Ltd.
4.00%, 08/01/28(a)(b)	13,825	13,535,822
5.13%, 05/01/29(b)	1,580	1,571,952
5.75%, 03/15/30(b)	6,246	6,282,745
5.88%, 06/15/31(b)	6,405	6,426,905
Polaris, Inc.
5.60%, 03/01/31	3,215	3,184,324
6.95%, 03/15/29(a)	3,143	3,267,472
Royal Caribbean Cruises Ltd.
3.70%, 03/15/28(a)	3,045	2,996,513
5.50%, 04/01/28(b)	8,090	8,151,220
7.50%, 10/15/27	1,715	1,765,434
Viking Ocean Cruises Ship VII Ltd., 5.63%, 02/15/29(b)	670	669,924
VOC Escrow Ltd., 5.00%, 02/15/28(b)	1,390	1,389,128
		54,602,186
Lodging — 0.4%
Choice Hotels International, Inc.
3.70%, 12/01/29	3,040	2,908,076
3.70%, 01/15/31(a)	3,405	3,179,609
Hyatt Hotels Corp.
4.38%, 09/15/28(a)	2,075	2,055,944
5.05%, 03/30/28	2,500	2,506,161
5.25%, 06/30/29	3,515	3,537,764
5.75%, 04/23/30(a)	3,185	3,244,693
Las Vegas Sands Corp.
3.90%, 08/08/29	4,777	4,605,511
5.30%, 05/15/31	3,204	3,165,770
5.63%, 06/15/28(a)	5,175	5,219,420
6.00%, 08/15/29	3,065	3,127,046
6.00%, 06/14/30	3,713	3,782,021
Marriott International, Inc.
4.80%, 03/15/30	2,917	2,897,116
4.88%, 05/15/29	4,706	4,704,632
4.90%, 04/15/29(a)	4,415	4,421,230
5.00%, 10/15/27	5,581	5,601,571
5.55%, 10/15/28	5,068	5,145,072
Series AA, 4.65%, 12/01/28(a)	2,423	2,421,691
Series FF, 4.63%, 06/15/30	7,456	7,352,727

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Lodging (continued)
Series HH, 2.85%, 04/15/31	$1,950	$1,770,211
Series X, 4.00%, 04/15/28(a)	2,715	2,685,631
Sands China Ltd.
2.85%, 03/08/29(a)	3,650	3,452,995
3.25%, 08/08/31	1,845	1,665,841
4.38%, 06/18/30(a)	4,565	4,421,821
5.40%, 08/08/28	11,757	11,832,974
		95,705,527
Machinery — 1.4%
Caterpillar Financial Services Corp.
1.10%, 09/14/27(a)	3,639	3,522,625
3.70%, 01/10/28	2,030	2,009,581
3.75%, 02/23/29	4,075	3,990,529
3.95%, 11/14/28(a)	6,255	6,165,148
4.15%, 01/08/31(a)	2,467	2,399,424
4.38%, 08/16/29(a)	3,775	3,745,763
4.40%, 10/15/27(a)	3,445	3,444,470
4.40%, 03/03/28	3,875	3,868,740
4.60%, 11/15/27(a)	5,110	5,120,241
4.70%, 11/15/29	5,190	5,188,891
4.80%, 01/08/30(a)	2,285	2,301,097
4.85%, 02/27/29(a)	3,324	3,339,257
Series K, 4.10%, 08/15/28(a)	5,185	5,140,632
Series L, 4.20%, 05/15/28	4,695	4,670,085
Series L, 4.30%, 05/15/29	4,780	4,733,559
Series L, 4.50%, 05/15/31	8,160	8,019,857
Series L, 4.65%, 08/14/29	1,310	1,307,077
Caterpillar, Inc.
1.90%, 03/12/31	2,100	1,852,504
2.60%, 09/19/29	2,860	2,694,471
2.60%, 04/09/30	5,830	5,418,338
CNH Industrial Capital LLC
4.38%, 03/07/31(a)	2,960	2,859,318
4.50%, 10/08/27	2,485	2,482,303
4.50%, 10/16/30(a)	2,435	2,368,888
4.55%, 04/10/28	3,800	3,782,232
4.75%, 03/21/28(a)	2,505	2,501,771
4.95%, 06/25/31	4,725	4,663,264
5.10%, 04/20/29	3,235	3,243,456
5.50%, 01/12/29(a)	2,558	2,585,688
CNH Industrial NV, 3.85%, 11/15/27	2,568	2,541,920
Deere & Co.
3.10%, 04/15/30	3,335	3,148,227
5.38%, 10/16/29	2,921	2,982,984
7.13%, 03/03/31	1,797	1,957,756
8.10%, 05/15/30(a)	1,696	1,879,064
Deere Funding Canada Corp.
4.15%, 10/09/30	3,055	2,968,625
4.85%, 07/15/31	2,905	2,888,143
Dover Corp., 2.95%, 11/04/29(a)	2,560	2,413,435
Eaton Capital ULC, 4.45%, 05/09/30	4,175	4,105,369
Flowserve Corp., 3.50%, 10/01/30	3,070	2,879,993
GE Vernova, Inc., 4.25%, 02/04/31(a)	5,004	4,872,838
IDEX Corp.
2.63%, 06/15/31	265	236,757
3.00%, 05/01/30	3,560	3,318,480
4.95%, 09/01/29	3,495	3,490,517
Ingersoll Rand, Inc.
5.18%, 06/15/29	5,040	5,095,836
5.31%, 06/15/31(a)	590	596,397
5.40%, 08/14/28	3,573	3,615,772
Security	Par (000)	Value
Machinery (continued)
John Deere Capital Corp.
1.45%, 01/15/31(a)	$2,540	$2,199,228
1.50%, 03/06/28(a)	3,455	3,307,028
2.00%, 06/17/31	655	573,943
2.45%, 01/09/30(a)	3,483	3,233,612
2.80%, 09/08/27	2,388	2,351,294
2.80%, 07/18/29(a)	4,170	3,961,429
3.05%, 01/06/28	2,280	2,240,016
3.35%, 04/18/29	3,290	3,183,477
3.45%, 03/07/29	3,310	3,218,588
4.15%, 09/15/27	4,756	4,751,562
4.38%, 10/15/30	4,000	3,933,067
4.50%, 01/16/29	5,845	5,827,480
4.65%, 01/07/28	2,715	2,722,553
4.70%, 06/10/30	6,335	6,314,339
4.75%, 01/20/28(a)	6,740	6,769,520
4.85%, 06/11/29	4,915	4,943,174
4.85%, 10/11/29(a)	2,064	2,079,150
4.90%, 03/03/28(a)	3,215	3,236,580
4.90%, 03/07/31	5,225	5,219,605
4.95%, 07/14/28	10,275	10,360,500
Series I, 3.90%, 03/09/29(a)	3,165	3,106,956
Series I, 4.13%, 01/18/29	2,090	2,067,460
Series I, 4.20%, 03/10/31	4,035	3,918,150
Series I, 4.25%, 06/05/28	3,890	3,872,548
Series I, 4.38%, 04/15/31(a)	4,200	4,107,494
Series I, 4.55%, 06/05/30(a)	5,440	5,392,974
Series J, 4.40%, 06/15/29	1,700	1,687,302
Komatsu Finance America, Inc.
4.20%, 09/18/30(b)	4,037	3,913,696
5.65%, 10/06/27(a)(b)	1,770	1,783,953
Nordson Corp.
4.50%, 12/15/29	4,524	4,459,090
5.60%, 09/15/28	2,418	2,453,026
Oshkosh Corp.
3.10%, 03/01/30	2,195	2,060,316
4.60%, 05/15/28	1,685	1,674,709
Otis Worldwide Corp.
2.57%, 02/15/30(a)	9,032	8,337,484
4.49%, 05/07/29(a)	2,125	2,108,772
5.25%, 08/16/28	5,856	5,909,307
Regal Rexnord Corp.
6.05%, 04/15/28	7,608	7,737,838
6.30%, 02/15/30	6,890	7,102,401
Rockwell Automation, Inc.
1.75%, 08/15/31	1,050	900,572
3.50%, 03/01/29(a)	2,385	2,317,922
6.70%, 01/15/28(a)	445	457,758
Toyota Industries Corp., 3.57%, 03/16/28(a)(b)	2,555	2,502,340
Vertiv Group Corp., 4.13%, 11/15/28(b)	4,776	4,726,414
Weir Group, Inc., 5.35%, 05/06/30(b)	6,541	6,542,225
Westinghouse Air Brake Technologies Corp.
4.70%, 09/15/28	7,466	7,449,813
4.90%, 05/29/30	3,265	3,248,952
Xylem, Inc./New York
1.95%, 01/30/28(a)	2,798	2,694,175
2.25%, 01/30/31(a)	2,630	2,347,495
		337,718,609
Manufacturing — 0.6%
3M Co.
2.38%, 08/26/29(a)	6,195	5,785,577
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Manufacturing (continued)
2.88%, 10/15/27	$4,289	$4,212,767
3.05%, 04/15/30(a)	3,755	3,524,547
3.38%, 03/01/29(a)	4,725	4,574,494
3.63%, 09/14/28(a)	3,067	3,007,255
4.80%, 03/15/30(a)	3,365	3,359,196
DuPont de Nemours, Inc.
4.73%, 11/15/28(a)	755	753,685
4.73%, 11/15/28(b)	4,393	4,369,888
Eaton Corp.
3.10%, 09/15/27	2,987	2,948,215
3.85%, 03/06/28	5,690	5,626,761
3.95%, 03/06/29	8,799	8,633,789
4.20%, 03/06/31	10,228	9,899,699
4.35%, 05/18/28	3,225	3,213,042
Illinois Tool Works, Inc., 4.65%, 08/13/29	5,830	5,814,894
Parker-Hannifin Corp.
3.25%, 06/14/29	6,142	5,897,937
4.25%, 09/15/27	6,598	6,585,040
4.50%, 09/15/29	6,114	6,062,742
Pentair Finance SARL, 4.50%, 07/01/29	2,899	2,849,261
Siemens Financieringsmaatschappij NV
1.70%, 03/11/28(a)(b)	7,282	6,985,512
2.15%, 03/11/31(b)	8,780	7,821,037
Siemens Funding BV
4.35%, 05/26/28(b)	6,960	6,944,146
4.60%, 05/28/30(b)	7,520	7,463,396
Teledyne Technologies, Inc.
2.25%, 04/01/28	4,095	3,938,721
2.75%, 04/01/31	3,910	3,530,052
Textron, Inc.
2.45%, 03/15/31	335	300,152
3.00%, 06/01/30	2,310	2,151,794
3.38%, 03/01/28	2,319	2,269,667
3.90%, 09/17/29(a)	2,713	2,628,776
		131,152,042
Media — 1.0%
Charter Communications Operating LLC/Charter Communications Operating Capital
2.25%, 01/15/29	6,786	6,299,735
2.80%, 04/01/31	9,401	8,242,110
3.75%, 02/15/28	5,990	5,869,733
4.20%, 03/15/28	8,271	8,147,548
5.05%, 03/30/29	7,950	7,883,839
6.10%, 06/01/29	8,845	8,995,003
Comcast Corp.
1.50%, 02/15/31(a)	9,960	8,528,874
1.95%, 01/15/31	10,944	9,577,149
2.65%, 02/01/30	11,104	10,268,318
3.15%, 02/15/28(a)	1,495	1,462,760
3.40%, 04/01/30(a)	11,860	11,203,713
3.55%, 05/01/28(a)	555	544,619
4.15%, 10/15/28	3,220	3,182,281
4.25%, 10/15/30	8,250	7,978,459
4.55%, 01/15/29	435	432,510
Cox Communications, Inc.
1.80%, 10/01/30(a)(b)	4,221	3,607,759
2.60%, 06/15/31(b)	4,535	3,913,557
5.45%, 09/15/28(a)(b)	5,446	5,471,883
Fox Corp.
3.50%, 04/08/30(a)	3,057	2,904,775
Security	Par (000)	Value
Media (continued)
4.71%, 01/25/29	$12,043	$11,988,092
News Corp., 3.88%, 05/15/29(b)	6,833	6,602,600
Space Exploration Technologies Corp., 5.35%, 07/15/31(b)	35,570	34,767,892
Videotron Ltd., 3.63%, 06/15/29(a)(b)	5,295	5,095,129
Walt Disney Co. (The)
2.00%, 09/01/29(a)	11,165	10,358,079
2.20%, 01/13/28(a)	5,402	5,250,053
2.65%, 01/13/31(a)	13,220	12,100,169
3.75%, 03/14/29	5,851	5,733,607
3.80%, 03/22/30	7,820	7,577,001
4.00%, 03/14/31(a)	9,125	8,815,858
		222,803,105
Metal Fabricate & Hardware — 0.0%
Timken Co. (The), 4.50%, 12/15/28(a)	2,345	2,324,029
Mining — 0.8%
Anglo American Capital PLC
2.63%, 09/10/30(b)	8,545	7,779,474
2.88%, 03/17/31(b)	2,080	1,885,533
3.88%, 03/16/29(b)	4,125	4,026,204
4.00%, 09/11/27(b)	210	207,875
4.50%, 03/15/28(b)	4,005	3,986,073
4.63%, 03/19/31(b)	4,903	4,781,315
5.63%, 04/01/30(b)	5,660	5,750,200
AngloGold Ashanti Holdings PLC, 3.75%, 10/01/30	4,850	4,567,115
Antofagasta PLC, 2.38%, 10/14/30(a)(b)	3,420	3,047,592
BHP Billiton Finance USA Ltd.
4.75%, 02/28/28(a)	6,488	6,504,408
5.00%, 02/21/30	6,535	6,557,572
5.10%, 09/08/28(a)	3,754	3,783,851
5.25%, 09/08/30	5,671	5,738,503
Corp. Nacional del Cobre de Chile
3.00%, 09/30/29(b)	7,000	6,592,861
3.15%, 01/14/30(a)(b)	6,260	5,884,403
3.75%, 01/15/31(b)	4,500	4,239,813
Freeport-McMoRan, Inc.
4.13%, 03/01/28	2,827	2,797,789
4.25%, 03/01/30	3,025	2,954,004
4.38%, 08/01/28	2,412	2,392,653
4.63%, 08/01/30	4,216	4,145,311
5.00%, 09/01/27(a)	2,714	2,713,881
5.25%, 09/01/29	2,172	2,178,787
Glencore Funding LLC
2.50%, 09/01/30(a)(b)	6,735	6,089,550
2.85%, 04/27/31(b)	2,590	2,334,878
3.88%, 10/27/27(b)	2,018	1,998,105
4.88%, 03/12/29(b)	4,277	4,272,190
4.90%, 07/01/31(b)	1,130	1,114,327
4.91%, 04/01/28(b)	3,210	3,214,942
5.19%, 04/01/30(b)	5,109	5,114,361
5.37%, 04/04/29(a)(b)	6,755	6,829,558
5.40%, 05/08/28(a)(b)	3,480	3,508,871
6.13%, 10/06/28(b)	4,637	4,745,394
6.38%, 10/06/30(b)	4,450	4,642,072
Gold Fields Orogen Holdings BVI Ltd., 6.13%, 05/15/29(b)	2,941	3,004,665
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT
5.45%, 05/15/30(b)	5,340	5,341,148

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mining (continued)
6.53%, 11/15/28(a)(b)	$4,249	$4,367,343
Industrias Penoles SAB de CV, 4.15%, 09/12/29(a)(b)	4,365	4,241,485
Newcastle Coal Infrastructure Group Pty. Ltd.
4.40%, 09/29/27(a)(b)	937	928,884
4.70%, 05/12/31(b)	2,606	2,492,693
Newmont Corp., 2.80%, 10/01/29	2,113	1,989,273
Newmont Corp./Newcrest Finance Pty. Ltd., 3.25%, 05/13/30	2,468	2,333,204
Rio Tinto Alcan, Inc., 7.25%, 03/15/31(a)	2,250	2,446,099
Rio Tinto Finance USA Ltd., 7.13%, 07/15/28(a)	4,232	4,423,235
Rio Tinto Finance USA PLC
4.50%, 03/14/28(a)	5,411	5,405,891
4.88%, 03/14/30	11,600	11,606,736
Yamana Gold, Inc.
2.63%, 08/15/31	2,870	2,512,035
4.63%, 12/15/27(a)	1,640	1,633,391
		189,105,547
Office & Business Equipment — 0.1%
CDW LLC/CDW Finance Corp.
3.25%, 02/15/29	4,180	3,980,755
3.28%, 12/01/28	3,548	3,401,830
4.25%, 04/01/28	3,600	3,549,345
5.10%, 03/01/30(a)	3,870	3,824,201
		14,756,131
Oil & Gas — 3.3%
Adnoc Murban Rsc Ltd., 4.25%, 09/11/29(b)	6,390	6,275,554
Aker BP ASA
3.10%, 07/15/31(b)	5,860	5,299,924
3.75%, 01/15/30(b)	6,625	6,344,972
4.00%, 01/15/31(b)	3,980	3,792,324
5.60%, 06/13/28(b)	3,622	3,672,844
Antero Resources Corp., 5.38%, 03/01/30(b)	3,878	3,875,471
APA Corp., 4.25%, 01/15/30(a)	3,340	3,257,779
BP Capital Markets America, Inc.
1.75%, 08/10/30(a)	5,945	5,287,526
3.63%, 04/06/30	7,133	6,855,565
3.94%, 09/21/28	6,281	6,191,904
4.23%, 11/06/28	11,745	11,641,478
4.70%, 04/10/29(a)	7,128	7,130,223
4.87%, 11/25/29(a)	4,750	4,767,262
4.97%, 10/17/29(a)	4,292	4,320,396
5.02%, 11/17/27	5,895	5,929,715
BP Capital Markets PLC
3.28%, 09/19/27(a)	8,214	8,123,995
3.72%, 11/28/28(a)	5,384	5,276,688
4.88%, (5-year CMT + 4.40%)(c)(e)	13,630	13,327,533
Canadian Natural Resources Ltd.
2.95%, 07/15/30(a)	3,405	3,169,940
5.00%, 12/15/29	4,986	4,993,491
Cenovus Energy, Inc., 4.65%, 03/20/31	2,900	2,839,741
Chevron Corp., 2.24%, 05/11/30(a)	8,778	8,033,796
Chevron USA, Inc.
3.25%, 10/15/29	2,130	2,042,989
3.85%, 01/15/28(a)	4,594	4,562,983
4.05%, 08/13/28	3,317	3,293,693
4.30%, 10/15/30(a)	6,930	6,830,359
4.48%, 02/26/28(a)	6,910	6,913,597
4.69%, 04/15/30(a)	6,355	6,350,974
CNOOC Finance 2013 Ltd., 2.88%, 09/30/29(a)	5,000	4,746,676
Security	Par (000)	Value
Oil & Gas (continued)
ConocoPhillips Co.
4.70%, 01/15/30(a)	$9,371	$9,333,092
6.95%, 04/15/29	4,038	4,255,821
Continental Resources, Inc./OK
4.38%, 01/15/28	6,218	6,170,513
5.75%, 01/15/31(b)	9,705	9,828,171
Devon Energy Corp.
4.38%, 03/15/29(a)(b)	2,729	2,696,060
4.50%, 01/15/30	3,285	3,234,343
5.25%, 10/15/27(a)	2,625	2,623,969
5.88%, 06/15/28(a)	2,000	1,996,353
Diamondback Energy, Inc.
3.13%, 03/24/31	3,940	3,634,290
3.50%, 12/01/29	6,602	6,325,349
5.15%, 01/30/30	4,725	4,757,320
Empresa Nacional del Petroleo, 5.25%, 11/06/29(b)	4,110	4,122,342
Eni SpA
4.25%, 05/09/29(b)	5,800	5,714,876
Series X-R, 4.75%, 09/12/28(a)(b)	5,737	5,737,433
Eni USA, Inc., 7.30%, 11/15/27	2,495	2,569,345
EOG Resources, Inc.
4.38%, 04/15/30	4,985	4,901,129
4.40%, 07/15/28(a)	3,135	3,122,015
4.40%, 01/15/31	5,485	5,357,315
EQT Corp.
3.63%, 05/15/31(b)	1,735	1,615,365
3.90%, 10/01/27	1,916	1,899,234
4.50%, 01/15/29	1,929	1,910,066
4.75%, 01/15/31	7,180	7,055,086
5.00%, 01/15/29(a)	1,735	1,736,261
5.70%, 04/01/28(a)	3,558	3,606,041
7.00%, 02/01/30	3,963	4,188,916
7.50%, 06/01/30(a)	3,310	3,537,606
Equinor ASA
2.38%, 05/22/30(a)	4,200	3,855,451
3.13%, 04/06/30	9,000	8,511,354
3.63%, 09/10/28(a)	5,380	5,285,421
4.25%, 06/02/28(a)	2,875	2,863,207
4.50%, 09/03/30(a)	3,675	3,641,005
6.50%, 12/01/28(b)	3,500	3,637,600
6.80%, 01/15/28(a)	660	679,328
7.15%, 01/15/29(a)	1,550	1,634,672
7.25%, 09/23/27	1,419	1,458,826
Expand Energy Corp.
5.38%, 02/01/29	3,513	3,513,632
5.38%, 03/15/30	6,952	6,976,171
Exxon Mobil Corp.
2.44%, 08/16/29(a)	7,652	7,219,815
2.61%, 10/15/30	12,279	11,315,932
3.48%, 03/19/30	12,250	11,789,535
GS Caltex Corp.
4.25%, 10/28/30(a)(b)	1,800	1,750,266
5.38%, 08/07/28(a)(b)	960	967,195
Helmerich & Payne, Inc.
4.65%, 12/01/27(a)	675	673,588
4.85%, 12/01/29(a)	2,755	2,737,898
Hess Corp.
7.30%, 08/15/31(a)	2,425	2,664,103
7.88%, 10/01/29	3,305	3,598,224
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
HF Sinclair Corp.
4.50%, 10/01/30	$1,780	$1,730,954
5.00%, 02/01/28	2,748	2,741,922
5.75%, 01/15/31(a)	4,455	4,531,770
KazMunayGas National Co. JSC, 5.38%, 04/24/30(b)	7,560	7,607,423
Marathon Petroleum Corp.
3.80%, 04/01/28(a)	3,345	3,299,216
5.15%, 03/01/30(a)	7,166	7,211,484
Occidental Petroleum Corp.
6.13%, 01/01/31(a)	400	411,752
6.63%, 09/01/30	6,332	6,642,103
7.50%, 05/01/31(a)	3,925	4,291,002
8.88%, 07/15/30(a)	7,400	8,242,956
OQ SAOC, 5.13%, 05/06/28(b)	500	498,179
Ovintiv, Inc., 8.13%, 09/15/30	2,191	2,410,247
Patterson-UTI Energy, Inc., 5.15%, 11/15/29(a)	2,140	2,137,552
Permian Resources Operating LLC, 5.88%, 07/01/29(b)	140	140,158
Pertamina Hulu Energi PT, 5.25%, 05/21/30(b)	5,310	5,270,837
Pertamina Persero PT
2.30%, 02/09/31(a)(b)	5,000	4,391,963
3.10%, 01/21/30(b)	3,835	3,563,375
3.10%, 08/27/30(b)	3,500	3,217,712
3.65%, 07/30/29(a)(b)	5,020	4,807,254
Petronas Capital Ltd.
3.50%, 04/21/30(b)	9,985	9,526,951
4.95%, 01/03/31(a)(b)	9,000	8,996,568
Petronas Energy Canada Ltd., 2.11%, 03/23/28(b)	6,730	6,471,461
Phillips 66
2.15%, 12/15/30(a)	5,843	5,257,544
3.15%, 12/15/29(a)	4,816	4,578,316
3.75%, 03/01/28	4,180	4,136,151
3.90%, 03/15/28(a)	4,592	4,551,958
4.95%, 12/01/27	3,744	3,754,816
5.25%, 06/15/31(a)	7,074	7,182,226
Series A, 5.88%, 03/15/56, (5-year CMT + 2.28%)(c)	5,400	5,332,241
Pioneer Natural Resources Co.
1.90%, 08/15/30	6,200	5,536,270
2.15%, 01/15/31	400	356,215
PTTEP Treasury Center Co. Ltd., 2.99%, 01/15/30(b)	2,385	2,231,975
Qatar Energy, 2.25%, 07/12/31(b)	5,000	4,398,128
QatarEnergy, 4.63%, 06/23/29(a)(b)	20,000	19,784,016
QatarEnergy LNG S3, 5.84%, 09/30/27(b)	1,342	1,337,699
Reliance Industries Ltd., 3.67%, 11/30/27(a)(b)	1,745	1,716,672
Repsol E&P Capital Markets U.S. LLC
4.81%, 09/16/28(a)(b)	2,911	2,902,932
5.20%, 09/16/30(b)	6,421	6,417,410
SA Global Sukuk Ltd.
2.69%, 06/17/31(b)	16,300	14,580,349
4.13%, 09/17/30(b)	8,000	7,690,098
4.25%, 10/02/29(b)	10,920	10,670,387
Santos Finance Ltd., 3.65%, 04/29/31(b)	5,695	5,273,928
Saudi Arabian Oil Co.
2.25%, 11/24/30(b)	12,300	10,913,583
3.50%, 04/16/29(a)(b)	18,275	17,630,047
4.00%, 02/02/29(b)	3,100	3,034,652
4.38%, 02/02/31(b)	8,000	7,734,847
Security	Par (000)	Value
Oil & Gas (continued)
4.75%, 06/02/30(b)	$9,430	$9,335,561
Shell Finance U.S., Inc.
2.38%, 11/07/29	6,249	5,827,813
2.75%, 04/06/30	8,295	7,736,430
3.88%, 11/13/28	5,267	5,188,663
4.13%, 11/06/30(a)	6,222	6,062,189
Shell International Finance BV
2.38%, 11/07/29(a)	2,405	2,240,341
2.75%, 04/06/30	2,260	2,118,573
3.88%, 11/13/28(a)	60	59,273
Sinopec Group Overseas Development 2017 Ltd., 3.25%, 09/13/27(a)(b)	7,080	6,992,826
Sinopec Group Overseas Development 2018 Ltd.
2.30%, 01/08/31(b)	6,500	5,917,245
2.70%, 05/13/30(b)	740	694,171
2.95%, 08/08/29(a)(b)	1,915	1,835,601
2.95%, 11/12/29(a)(b)	5,990	5,727,726
4.25%, 09/12/28(b)	715	711,667
Suncor Energy, Inc., 7.00%, 11/15/28(a)	1,258	1,308,839
Tengizchevroil Finance Co. International Ltd., 3.25%, 08/15/30(a)(b)	4,765	4,435,052
Thaioil Treasury Center Co. Ltd.
2.50%, 06/18/30(a)(b)	2,505	2,257,555
4.63%, 11/20/28(b)	990	978,524
TotalEnergies Capital International SA
2.83%, 01/10/30	8,295	7,797,794
3.46%, 02/19/29	7,295	7,098,084
TotalEnergies Capital SA, 3.88%, 10/11/28	5,500	5,432,620
TotalEnergies Capital USA LLC, 4.25%, 01/13/31(a)	9,161	8,909,933
Valero Energy Corp.
2.15%, 09/15/27	2,406	2,349,843
4.00%, 04/01/29(a)	2,540	2,486,101
4.35%, 06/01/28(a)	3,711	3,692,783
5.15%, 02/15/30	4,690	4,719,282
Var Energi ASA
5.88%, 05/22/30(b)	4,885	4,976,789
7.50%, 01/15/28(a)(b)	6,226	6,422,188
Viper Energy Partners LLC, 4.90%, 08/01/30(a)	4,085	4,034,486
Woodside Finance Ltd.
3.70%, 03/15/28(a)(b)	5,120	5,037,045
4.50%, 03/04/29(b)	8,775	8,675,618
4.90%, 05/19/28	3,045	3,049,947
5.40%, 05/19/30	8,502	8,583,611
		769,690,398
Oil & Gas Services — 0.3%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.
3.14%, 11/07/29	3,730	3,543,543
3.34%, 12/15/27	7,845	7,732,025
4.05%, 03/11/29	3,580	3,518,705
4.35%, 06/15/31	5,010	4,854,384
4.49%, 05/01/30	2,735	2,693,400
Halliburton Co., 2.92%, 03/01/30(a)	6,212	5,801,958
NOV, Inc., 3.60%, 12/01/29	3,832	3,672,312
Schlumberger Holdings Corp.
2.65%, 06/26/30(a)(b)	4,852	4,468,014
3.90%, 05/17/28(b)	10,335	10,205,593
4.30%, 05/01/29(a)(b)	4,935	4,880,891
4.50%, 05/15/28(b)	1,392	1,387,895

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas Services (continued)
5.00%, 11/15/29(b)	$1,510	$1,516,193
Schlumberger Investment SA
2.65%, 06/26/30	2,647	2,437,517
4.55%, 05/07/31	3,635	3,564,778
		60,277,208
Packaging & Containers — 0.3%
Amcor Finance USA, Inc., 4.50%, 05/15/28	3,620	3,601,950
Amcor Flexibles North America, Inc.
2.63%, 06/19/30	2,508	2,301,024
2.69%, 05/25/31	2,815	2,525,854
4.25%, 03/08/29	5,000	4,927,116
4.80%, 03/17/28	4,715	4,717,817
5.10%, 03/17/30(a)	4,350	4,360,182
Amcor Group Finance PLC, 5.45%, 05/23/29	3,530	3,576,791
AptarGroup, Inc., 4.75%, 03/30/31	3,575	3,507,337
Berry Global, Inc.
5.50%, 04/15/28	2,700	2,730,425
5.80%, 06/15/31	4,157	4,266,040
CCL Industries, Inc., 3.05%, 06/01/30(b)	3,770	3,496,598
Packaging Corp. of America
3.00%, 12/15/29(a)	3,076	2,899,556
3.40%, 12/15/27	2,618	2,577,913
Smurfit Kappa Treasury ULC, 5.20%, 01/15/30	4,580	4,601,916
Sonoco Products Co.
3.13%, 05/01/30	3,010	2,802,204
4.60%, 09/01/29	5,100	5,035,407
WestRock MWV LLC
7.95%, 02/15/31	525	580,542
8.20%, 01/15/30(a)	2,845	3,116,504
WRKCo, Inc.
3.90%, 06/01/28	2,490	2,450,270
4.00%, 03/15/28	4,040	3,992,994
4.90%, 03/15/29(a)	5,430	5,429,701
		73,498,141
Pharmaceuticals — 3.4%
AbbVie, Inc.
3.20%, 11/21/29	30,975	29,508,460
3.78%, 03/03/28	9,165	9,054,756
4.13%, 03/15/31	8,734	8,442,498
4.25%, 11/14/28	9,871	9,788,943
4.50%, 08/18/28(a)	6,255	6,239,475
4.65%, 03/15/28	7,370	7,376,439
4.65%, 03/15/30	10,875	10,805,049
4.80%, 03/15/29	14,129	14,148,903
4.88%, 03/15/30	6,665	6,668,990
4.88%, 09/15/31	4,640	4,607,278
4.95%, 03/15/31	11,580	11,588,236
Astrazeneca Finance LLC
1.75%, 05/28/28	6,519	6,218,749
2.25%, 05/28/31	4,100	3,635,364
4.00%, 03/02/31	4,885	4,702,904
4.85%, 02/26/29(a)	7,237	7,275,759
4.88%, 03/03/28	6,315	6,348,006
4.90%, 03/03/30(a)	3,791	3,800,851
4.90%, 02/26/31	6,271	6,270,521
AstraZeneca PLC
1.38%, 08/06/30	8,155	7,154,159
4.00%, 01/17/29	5,810	5,740,040
Bayer Corp., 6.65%, 02/15/28(b)	2,325	2,381,609
Bayer U.S. Finance II LLC, 4.38%, 12/15/28(b)	21,054	20,774,224
Security	Par (000)	Value
Pharmaceuticals (continued)
Bayer U.S. Finance LLC
5.13%, 07/20/31(b)	$7,387	$7,325,975
6.25%, 01/21/29(a)(b)	5,432	5,582,808
6.38%, 11/21/30(b)	7,258	7,555,818
Becton Dickinson & Co.
1.96%, 02/11/31(a)	5,045	4,421,106
2.82%, 05/20/30	5,350	4,954,268
4.69%, 02/13/28(a)	4,838	4,835,330
4.87%, 02/08/29	3,900	3,902,651
Bristol-Myers Squibb Co.
1.13%, 11/13/27(a)	5,145	4,954,491
1.45%, 11/13/30	8,829	7,706,266
3.40%, 07/26/29	8,208	7,923,583
3.45%, 11/15/27	2,905	2,873,385
3.90%, 02/20/28	440	436,587
4.90%, 02/22/29(a)	1,085	1,093,142
5.10%, 02/22/31(a)	9,380	9,442,161
5.75%, 02/01/31	5,467	5,642,794
Cardinal Health, Inc.
4.50%, 09/15/30(a)	3,900	3,825,989
5.00%, 11/15/29	5,765	5,774,604
5.13%, 02/15/29(a)	3,764	3,791,567
Cencora, Inc.
2.70%, 03/15/31(a)	6,675	6,033,077
2.80%, 05/15/30	2,805	2,595,273
3.45%, 12/15/27(a)	4,085	4,026,860
3.95%, 02/13/29	2,895	2,837,287
4.25%, 11/15/30(a)	2,910	2,820,829
4.63%, 12/15/27(a)	2,615	2,615,660
4.85%, 12/15/29	4,194	4,187,875
CVS Health Corp.
1.75%, 08/21/30	7,230	6,366,782
1.88%, 02/28/31(a)	5,550	4,825,392
3.25%, 08/15/29(a)	11,350	10,844,845
3.75%, 04/01/30(a)	11,335	10,862,917
4.30%, 03/25/28	28,216	28,019,701
5.00%, 01/30/29(a)	5,810	5,835,804
5.13%, 02/21/30(a)	10,880	10,916,919
5.25%, 01/30/31(a)	4,398	4,421,996
5.40%, 06/01/29	5,940	6,020,425
5.55%, 06/01/31	4,665	4,740,333
Eli Lilly & Co.
3.38%, 03/15/29	5,350	5,195,618
4.00%, 10/15/28	4,682	4,634,489
4.15%, 05/20/29(a)	2,510	2,483,216
4.20%, 08/14/29(a)	5,740	5,678,240
4.25%, 03/15/31(a)	5,223	5,105,982
4.38%, 05/20/31	9,982	9,771,325
4.50%, 02/09/29(a)	5,625	5,622,213
4.55%, 02/12/28(a)	5,695	5,705,131
4.75%, 02/12/30	7,195	7,204,727
EMD Finance LLC
4.13%, 08/15/28(b)	4,520	4,468,335
4.38%, 10/15/30(b)	6,345	6,182,823
GlaxoSmithKline Capital PLC, 3.38%, 06/01/29(a)	5,662	5,483,612
GlaxoSmithKline Capital, Inc.
3.88%, 05/15/28	9,566	9,471,660
4.50%, 04/15/30(a)	5,135	5,087,566
Johnson & Johnson
0.95%, 09/01/27	7,700	7,455,434
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
1.30%, 09/01/30	$10,250	$9,018,906
2.90%, 01/15/28(a)	7,962	7,809,698
4.55%, 03/01/28	3,535	3,545,077
4.70%, 03/01/30	6,703	6,723,295
4.80%, 06/01/29	5,846	5,898,413
4.90%, 06/01/31(a)	1,665	1,682,256
6.95%, 09/01/29	4,202	4,501,621
McKesson Corp.
3.95%, 02/16/28	1,628	1,614,687
4.25%, 09/15/29(a)	3,704	3,646,657
4.65%, 05/30/30	4,535	4,497,938
4.90%, 07/15/28(a)	2,464	2,475,571
Merck & Co., Inc.
1.45%, 06/24/30	8,129	7,187,134
1.90%, 12/10/28(a)	4,595	4,333,467
3.40%, 03/07/29	9,927	9,644,108
3.85%, 09/15/27(a)	3,155	3,142,888
3.85%, 03/15/29	4,115	4,044,503
4.05%, 05/17/28(a)	2,184	2,170,078
4.15%, 09/15/30	3,733	3,642,780
4.15%, 03/15/31(a)	6,402	6,211,328
4.30%, 05/22/28(a)	7,325	7,305,997
4.30%, 05/17/30	4,864	4,784,437
4.65%, 05/22/31(a)	3,966	3,925,977
Merck Sharp & Dohme Corp.
5.95%, 12/01/28(a)	1,760	1,810,830
6.40%, 03/01/28(a)	1,765	1,812,372
Mylan, Inc., 4.55%, 04/15/28(a)	4,350	4,316,621
Novartis Capital Corp.
2.20%, 08/14/30	10,124	9,181,226
3.80%, 09/18/29	5,681	5,545,332
3.90%, 11/05/28(a)	3,986	3,934,392
4.10%, 03/16/29(a)	5,834	5,763,381
4.10%, 11/05/30	11,634	11,300,581
4.40%, 03/18/31	8,287	8,123,650
Pfizer Investment Enterprises Pte. Ltd.
4.45%, 05/19/28	25,027	24,965,894
4.65%, 05/19/30(a)	17,215	17,083,644
Pfizer, Inc.
1.70%, 05/28/30(a)	6,774	6,043,463
1.75%, 08/18/31	180	155,215
2.63%, 04/01/30	6,952	6,444,153
3.45%, 03/15/29(a)	10,077	9,801,093
3.60%, 09/15/28(a)	4,685	4,602,714
3.88%, 11/15/27(a)	2,265	2,251,101
4.20%, 11/15/30(a)	5,116	4,994,084
Sanofi SA
3.63%, 06/19/28	6,205	6,115,714
3.75%, 11/03/27	1,760	1,746,176
3.80%, 11/03/28	2,456	2,415,659
Takeda Pharmaceutical Co. Ltd.
2.05%, 03/31/30	16,140	14,574,568
5.00%, 11/26/28(a)	10,143	10,173,372
Teva Pharmaceutical Finance Netherlands IV BV, 5.75%, 12/01/30	150	152,288
Viatris, Inc., 2.70%, 06/22/30(a)	8,400	7,638,681
Zoetis, Inc.
2.00%, 05/15/30	4,778	4,298,957
3.00%, 09/12/27(a)	3,930	3,876,731
3.90%, 08/20/28(a)	3,199	3,151,067
Security	Par (000)	Value
Pharmaceuticals (continued)
4.15%, 08/17/28	$5,125	$5,074,334
		787,250,193
Pipelines — 2.5%
Abu Dhabi Crude Oil Pipeline LLC, 3.65%, 11/02/29(b)	5,805	5,556,723
Boardwalk Pipelines LP
3.40%, 02/15/31	2,525	2,338,198
4.80%, 05/03/29	3,560	3,548,931
Cameron LNG LLC, 2.90%, 07/15/31(b)	3,260	2,947,355
Cheniere Corpus Christi Holdings LLC, 3.70%, 11/15/29	7,060	6,802,428
Cheniere Energy Partners LP
4.00%, 03/01/31	6,325	6,032,173
4.50%, 10/01/29	8,730	8,626,748
Cheniere Energy, Inc., 4.63%, 10/15/28	8,704	8,656,369
Colonial Enterprises, Inc., 3.25%, 05/15/30(b)	3,430	3,187,653
Columbia Pipelines Holding Co. LLC, 6.04%, 08/15/28(a)(b)	4,779	4,877,456
Columbia Pipelines Operating Co. LLC, 5.93%, 08/15/30(b)	4,280	4,403,076
DCP Midstream Operating LP
5.13%, 05/15/29	4,175	4,196,463
8.13%, 08/16/30	1,005	1,118,377
DT Midstream, Inc.
4.13%, 06/15/29(a)(b)	9,215	8,999,201
4.38%, 06/15/31(b)	5,825	5,567,391
Eastern Gas Transmission & Storage, Inc., 3.00%, 11/15/29	3,220	3,033,179
Enbridge, Inc.
3.13%, 11/15/29	6,845	6,485,770
4.20%, 11/20/28(a)	3,020	2,984,677
4.50%, 02/15/31(a)	3,600	3,508,823
4.60%, 06/20/28(a)	2,935	2,928,151
4.85%, 03/27/31	6,960	6,878,386
4.90%, 06/20/30(a)	4,185	4,170,943
5.30%, 04/05/29(a)	4,320	4,364,393
6.00%, 11/15/28(a)	4,507	4,617,743
6.20%, 11/15/30	4,212	4,379,348
6.25%, 03/01/78, (3-mo. CME Term SOFR + 3.90%)(a)(c)	5,145	5,150,238
7.38%, 03/15/55, (5-year CMT + 3.12%)(c)	2,520	2,624,711
7.38%, 01/15/83, (5-year CMT + 3.71%)(c)	2,590	2,632,435
8.25%, 01/15/84, (5-year CMT + 3.79%)(a)(c)	3,005	3,166,885
Series 20-A, 5.75%, 07/15/80, (5-year CMT + 5.31%)(c)	5,795	5,774,673
Energy Transfer LP
3.75%, 05/15/30	8,485	8,104,380
4.00%, 10/01/27	3,199	3,177,248
4.15%, 09/15/29	3,857	3,772,445
4.55%, 01/15/31	6,200	6,060,487
4.95%, 05/15/28	4,876	4,888,198
4.95%, 06/15/28	6,994	7,013,036
5.20%, 04/01/30	3,975	3,999,067
5.25%, 04/15/29	9,420	9,502,252
5.25%, 07/01/29	6,392	6,454,299
5.55%, 02/15/28	5,900	5,963,111
6.00%, 02/01/29(b)	2,958	2,973,207
6.10%, 12/01/28	3,731	3,830,045
6.40%, 12/01/30	6,110	6,400,702
7.38%, 02/01/31(a)(b)	210	215,496
8.25%, 11/15/29(a)	1,476	1,606,388

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
Enterprise Products Operating LLC
2.80%, 01/31/30	$7,700	$7,206,339
3.13%, 07/31/29(a)	7,100	6,787,635
4.15%, 10/16/28	4,906	4,857,238
4.30%, 06/20/28(a)	6,135	6,106,082
4.60%, 01/15/31	9,210	9,080,265
5.38%, 02/15/78, (3-mo. CME Term SOFR + 2.83%)(a)(c)	3,113	3,101,680
Flex Intermediate Holdco LLC, 3.36%, 06/30/31(b)	690	630,839
Florida Gas Transmission Co. LLC, 2.55%, 07/01/30(a)(b)	3,165	2,881,216
Galaxy Pipeline Assets Bidco Ltd., 1.75%, 09/30/27(b)	97	96,018
GNL Quintero SA, 4.63%, 07/31/29(b)	1,653	1,642,593
Gray Oak Pipeline LLC, 3.45%, 10/15/27(a)(b)	2,330	2,290,759
Kinder Morgan Energy Partners LP, 7.40%, 03/15/31	1,695	1,848,521
Kinder Morgan, Inc.
2.00%, 02/15/31(a)	3,340	2,931,829
4.30%, 03/01/28(a)	8,049	8,022,369
5.00%, 02/01/29(a)	7,830	7,870,550
5.10%, 08/01/29(a)	2,830	2,853,287
5.15%, 06/01/30(a)	8,420	8,490,448
Midwest Connector Capital Co. LLC, 4.63%, 04/01/29(a)(b)	4,613	4,564,565
MPLX LP
2.65%, 08/15/30	8,996	8,218,015
4.00%, 03/15/28(a)	8,673	8,574,350
4.25%, 12/01/27(a)	4,157	4,137,102
4.70%, 11/01/29	3,880	3,851,232
4.80%, 02/15/29	4,441	4,436,265
4.80%, 02/15/31	7,995	7,872,387
NGPL PipeCo LLC, 3.25%, 07/15/31(a)(b)	5,000	4,550,970
ONEOK, Inc.
3.10%, 03/15/30(a)	4,917	4,603,648
3.25%, 06/01/30	3,616	3,385,109
3.40%, 09/01/29(a)	4,329	4,149,022
4.25%, 09/24/27	4,230	4,218,484
4.35%, 03/15/29	3,613	3,563,673
4.40%, 10/15/29	3,395	3,340,312
4.55%, 07/15/28	4,596	4,577,532
5.38%, 06/01/29	2,851	2,878,259
5.63%, 01/15/28(b)	4,529	4,560,248
5.65%, 11/01/28	4,500	4,576,692
5.80%, 11/01/30	4,102	4,199,811
6.35%, 01/15/31	3,299	3,441,851
6.50%, 09/01/30(b)	5,955	6,198,546
Pipeline Funding Co. LLC, 7.50%, 01/15/30(b)	1,799	1,667,016
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29	7,015	6,720,522
3.80%, 09/15/30	5,035	4,797,689
4.70%, 01/15/31	5,966	5,855,809
Sabal Trail Transmission LLC, 4.25%, 05/01/28(b)	2,990	2,957,392
Sabine Pass Liquefaction LLC
4.20%, 03/15/28(a)	8,315	8,258,960
4.50%, 05/15/30	12,920	12,702,024
Security	Par (000)	Value
Pipelines (continued)
South Bow USA Infrastructure Holdings LLC
4.91%, 09/01/27(a)	$3,795	$3,798,536
5.03%, 10/01/29	7,674	7,636,534
Targa Resources Corp.
4.35%, 01/15/29	3,355	3,321,242
4.35%, 04/15/31(a)	2,635	2,551,248
4.90%, 09/15/30(a)	5,415	5,374,310
6.15%, 03/01/29	7,052	7,251,230
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.88%, 02/01/31(a)	6,382	6,296,830
5.00%, 01/15/28(a)	3,539	3,536,484
5.50%, 03/01/30	5,423	5,453,703
Tennessee Gas Pipeline Co. LLC
2.90%, 03/01/30(a)(b)	5,795	5,387,258
7.00%, 10/15/28	2,805	2,926,251
Texas Eastern Transmission LP, 3.50%, 01/15/28(a)(b)	2,681	2,630,594
TransCanada PipeLines Ltd.
4.10%, 04/15/30	8,605	8,335,404
4.25%, 05/15/28(a)	8,102	8,041,608
7.00%, 06/01/65, (5-year CMT + 2.61%)(a)(c)	3,948	4,029,554
Transcanada Trust, 5.50%, 09/15/79, (3-mo. CME Term SOFR + 4.42%)(c)	6,160	6,084,054
Transcontinental Gas Pipe Line Co. LLC
3.25%, 05/15/30(a)	3,980	3,752,491
4.00%, 03/15/28(a)	1,915	1,897,317
Transportadora de Gas del Peru SA, 4.25%, 04/30/28(b)	238	236,554
Transportadora de Gas Internacional SA ESP, 5.55%, 11/01/28(a)(b)	3,023	3,030,588
Valero Energy Partners LP, 4.50%, 03/15/28	3,145	3,131,170
Western Midstream Operating LP
4.05%, 02/01/30	6,668	6,432,594
4.50%, 03/01/28	2,061	2,050,686
4.75%, 08/15/28(a)	1,887	1,883,487
4.80%, 03/01/31	4,165	4,087,571
6.35%, 01/15/29(a)	3,637	3,746,793
7.25%, 04/01/30(b)	1,180	1,233,568
Whistler Pipeline LLC, 5.40%, 09/30/29(a)(b)	3,111	3,136,624
Williams Companies, Inc. (The)
2.60%, 03/15/31	9,890	8,864,012
3.50%, 11/15/30	6,775	6,352,579
4.63%, 06/30/30(a)	5,455	5,366,608
4.80%, 11/15/29	2,590	2,582,835
4.90%, 03/15/29(a)	6,140	6,148,537
5.30%, 08/15/28	5,209	5,261,557
7.75%, 06/15/31	330	364,595
Series A, 7.50%, 01/15/31(a)	1,110	1,217,633
		586,507,050
Private Equity — 0.1%
Apollo Management Holdings LP
2.65%, 06/05/30(a)(b)	3,000	2,743,387
4.87%, 02/15/29(b)	4,847	4,829,926
Carlyle Finance Subsidiary LLC, 3.50%, 09/19/29(a)(b)	3,080	2,942,608
KKR Group Finance Co. VI LLC, 3.75%, 07/01/29(a)(b)	5,572	5,377,007
		15,892,928
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate — 0.1%
CBRE Services, Inc.
2.50%, 04/01/31(a)	$2,185	$1,944,219
4.80%, 06/15/30	3,985	3,940,160
5.50%, 04/01/29(a)	2,380	2,412,809
Corp. Inmobiliaria Vesta SAB de CV, 3.63%, 05/13/31(b)	2,455	2,235,228
CoStar Group, Inc., 2.80%, 07/15/30(b)	5,805	5,196,782
Jones Lang LaSalle, Inc., 6.88%, 12/01/28(a)	2,285	2,374,389
Mitsui Fudosan Co. Ltd., 3.95%, 01/24/29(a)(b)	685	668,130
Ontario Teachers' Cadillac Fairview Properties Trust, 4.13%, 02/01/29(b)	1,075	1,053,985
		19,825,702
Real Estate Investment Trusts — 3.6%
Agree LP
2.00%, 06/15/28	2,397	2,284,186
2.90%, 10/01/30	1,790	1,643,948
Alexandria Real Estate Equities, Inc.
2.75%, 12/15/29	2,850	2,643,661
3.38%, 08/15/31	3,200	2,915,121
3.95%, 01/15/28	3,008	2,971,232
4.50%, 07/30/29	1,940	1,908,254
4.70%, 07/01/30	2,930	2,868,113
4.90%, 12/15/30(a)	4,595	4,535,888
American Assets Trust LP, 3.38%, 02/01/31	3,349	3,034,631
American Homes 4 Rent LP
2.38%, 07/15/31	2,700	2,361,598
4.25%, 02/15/28	3,795	3,762,514
4.90%, 02/15/29	2,615	2,612,891
4.95%, 06/15/30	3,945	3,912,856
American Tower Corp.
1.50%, 01/31/28	4,540	4,339,720
1.88%, 10/15/30	5,110	4,499,915
2.10%, 06/15/30	4,135	3,707,592
2.70%, 04/15/31	3,145	2,827,489
2.90%, 01/15/30	5,181	4,837,061
3.60%, 01/15/28(a)	4,112	4,051,192
3.80%, 08/15/29	9,233	8,960,103
3.95%, 03/15/29	3,664	3,581,986
4.90%, 03/15/30	6,065	6,034,414
5.00%, 01/31/30	4,020	4,015,762
5.20%, 02/15/29	4,230	4,257,283
5.25%, 07/15/28	3,061	3,082,996
5.50%, 03/15/28	3,151	3,186,321
5.80%, 11/15/28	4,480	4,564,642
Boston Properties LP
2.90%, 03/15/30	3,660	3,392,609
3.25%, 01/30/31(a)	8,017	7,388,203
3.40%, 06/21/29	5,295	5,077,834
4.50%, 12/01/28(a)	5,695	5,647,214
6.75%, 12/01/27(a)	4,215	4,313,155
Brixmor Operating Partnership LP
2.25%, 04/01/28(a)	2,310	2,219,297
2.50%, 08/16/31(a)	545	480,017
4.05%, 07/01/30	4,880	4,688,849
4.13%, 05/15/29	4,960	4,856,877
Camden Property Trust
2.80%, 05/15/30(a)	4,450	4,124,409
3.15%, 07/01/29(a)	3,725	3,563,267
4.10%, 10/15/28	2,285	2,259,476
COPT Defense Properties LP
2.00%, 01/15/29	3,090	2,888,167
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
2.75%, 04/15/31(a)	$2,710	$2,430,598
4.50%, 10/15/30(a)	2,310	2,251,045
Cousins Properties LP, 5.25%, 07/15/30	4,230	4,229,420
Crown Castle, Inc.
2.10%, 04/01/31(a)	3,750	3,260,993
2.25%, 01/15/31	6,805	5,994,153
2.50%, 07/15/31(a)	4,590	4,035,770
3.10%, 11/15/29(a)	2,998	2,820,940
3.30%, 07/01/30	4,757	4,434,046
3.65%, 09/01/27	5,172	5,127,214
3.80%, 02/15/28	6,911	6,805,844
4.30%, 02/15/29(a)	3,980	3,914,151
4.80%, 09/01/28	3,888	3,883,343
4.90%, 09/01/29(a)	3,361	3,349,124
5.00%, 01/11/28	6,600	6,619,028
5.60%, 06/01/29	4,669	4,738,131
CTR Partnership LP/CareTrust Capital Corp., 3.88%, 06/30/28(b)	765	748,296
CubeSmart LP
2.00%, 02/15/31	2,430	2,120,940
2.25%, 12/15/28(a)	3,184	3,007,969
3.00%, 02/15/30	2,635	2,460,534
4.38%, 02/15/29	1,905	1,882,065
Digital Realty Trust LP
3.60%, 07/01/29	5,930	5,716,455
4.45%, 07/15/28	3,810	3,783,728
5.55%, 01/15/28	6,455	6,514,492
DOC DR LLC, 3.95%, 01/15/28	2,187	2,163,595
EPR Properties
3.75%, 08/15/29(a)	2,390	2,295,796
4.75%, 11/15/30	2,750	2,666,409
4.95%, 04/15/28(a)	2,205	2,200,898
Equinix Asia Financing Corp. Pte. Ltd., 4.40%, 03/15/31	6,675	6,426,325
Equinix Europe 2 Financing Corp. LLC
4.60%, 11/15/30	7,327	7,142,288
5.25%, 08/15/31	4,230	4,201,440
Equinix, Inc.
1.55%, 03/15/28	3,272	3,116,580
2.00%, 05/15/28	1,787	1,706,582
2.15%, 07/15/30	6,460	5,774,098
2.50%, 05/15/31	2,500	2,211,652
3.20%, 11/18/29(a)	7,923	7,494,462
5.00%, 08/15/29	5,575	5,573,024
ERP Operating LP
1.90%, 12/01/28	2,298	2,158,449
2.30%, 03/01/30	4,500	4,120,053
2.45%, 01/15/31	3,856	3,476,736
2.50%, 02/15/30(a)	4,104	3,787,258
3.00%, 07/01/29	3,450	3,284,414
3.20%, 01/15/28(a)	2,815	2,762,124
3.30%, 06/01/29(a)	1,790	1,722,761
3.50%, 03/01/28	3,020	2,971,205
4.15%, 12/01/28	2,217	2,189,767
4.35%, 12/01/30	2,730	2,663,789
4.95%, 10/01/31	3,870	3,843,399
Essential Properties LP, 2.95%, 07/15/31(a)	2,820	2,529,427
Essex Portfolio LP
1.65%, 01/15/31	2,195	1,894,754
1.70%, 03/01/28(a)	3,360	3,211,625
2.55%, 06/15/31(a)	780	692,931

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
3.00%, 01/15/30	$3,560	$3,335,386
4.00%, 03/01/29	3,495	3,422,532
Extra Space Storage LP
2.20%, 10/15/30	2,056	1,834,784
2.55%, 06/01/31	935	830,441
3.88%, 12/15/27	2,660	2,635,216
3.90%, 04/01/29	2,691	2,620,960
4.00%, 06/15/29	1,495	1,456,698
5.50%, 07/01/30(a)	7,695	7,779,195
5.70%, 04/01/28	4,900	4,964,653
5.90%, 01/15/31	3,240	3,326,508
Federal Realty OP LP
3.20%, 06/15/29	2,994	2,864,513
3.50%, 06/01/30(a)	2,885	2,737,774
5.38%, 05/01/28	2,630	2,651,180
First Industrial LP, 5.25%, 01/15/31(a)	2,875	2,871,654
Global Net Lease, Inc., 4.50%, 09/30/28(b)	3,280	3,211,222
Global Net Lease, Inc./Global Net Lease Operating Partnership LP, 3.75%, 12/15/27(a)(b)	300	293,470
GLP Capital LP/GLP Financing II, Inc.
4.00%, 01/15/30	4,325	4,128,212
4.00%, 01/15/31	4,000	3,742,130
5.30%, 01/15/29	4,040	4,039,312
5.75%, 06/01/28	2,795	2,820,968
Healthcare Realty Holdings LP
2.00%, 03/15/31(a)	3,920	3,405,166
2.05%, 03/15/31	1,850	1,604,627
2.40%, 03/15/30(a)	1,790	1,621,933
3.10%, 02/15/30	4,295	4,016,306
3.63%, 01/15/28(a)	1,880	1,846,962
Healthpeak OP LLC
2.13%, 12/01/28	2,860	2,696,249
2.88%, 01/15/31	3,260	2,964,764
3.00%, 01/15/30(a)	4,075	3,816,814
3.50%, 07/15/29	4,675	4,490,841
Highwoods Realty LP
3.05%, 02/15/30	2,150	1,998,179
4.13%, 03/15/28(a)	1,980	1,951,997
4.20%, 04/15/29(a)	2,025	1,975,655
Host Hotels & Resorts LP
4.25%, 12/15/28	1,320	1,299,905
Series H, 3.38%, 12/15/29	4,595	4,358,674
Series I, 3.50%, 09/15/30	4,505	4,215,111
Invitation Homes Operating Partnership LP
2.30%, 11/15/28(a)	4,139	3,916,708
5.45%, 08/15/30	3,225	3,239,853
Kilroy Realty LP
3.05%, 02/15/30(a)	2,865	2,631,086
4.25%, 08/15/29	2,610	2,530,053
4.75%, 12/15/28(a)	2,280	2,256,772
Kimco Realty OP LLC
1.90%, 03/01/28(a)	3,215	3,088,595
2.70%, 10/01/30	2,300	2,116,023
Kite Realty Group Trust, 4.75%, 09/15/30	2,440	2,407,825
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.75%, 06/15/29(a)(b)	4,805	4,680,169
5.50%, 08/01/30(a)	3,655	3,653,592
7.00%, 07/15/31(b)	245	253,096
Lineage OP LP, 5.25%, 07/15/30	3,410	3,398,019
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
LXP Industrial Trust, 2.70%, 09/15/30	$2,560	$2,310,126
Mid-America Apartments LP
1.70%, 02/15/31	860	745,607
2.75%, 03/15/30	1,972	1,831,540
3.95%, 03/15/29	5,096	4,988,899
4.20%, 06/15/28	2,525	2,503,937
National Health Investors, Inc., 3.00%, 02/01/31	2,330	2,090,434
NNN REIT, Inc.
2.50%, 04/15/30	2,239	2,050,520
3.50%, 10/15/27	2,140	2,113,737
4.30%, 10/15/28	2,403	2,380,793
4.60%, 02/15/31(a)	2,929	2,872,034
Omega Healthcare Investors, Inc.
3.38%, 02/01/31	4,540	4,168,885
3.63%, 10/01/29	2,945	2,810,775
4.75%, 01/15/28	3,350	3,340,097
5.20%, 07/01/30	4,321	4,291,026
Piedmont Operating Partnership LP
3.15%, 08/15/30(a)	1,700	1,554,568
6.88%, 07/15/29	930	965,366
Prologis LP
1.25%, 10/15/30	3,905	3,370,542
1.63%, 03/15/31	340	293,193
1.75%, 07/01/30(a)	2,540	2,259,768
1.75%, 02/01/31	2,181	1,897,681
2.25%, 04/15/30	6,545	5,969,576
2.88%, 11/15/29(a)	1,990	1,875,808
3.38%, 12/15/27(a)	1,905	1,880,788
3.88%, 09/15/28	2,135	2,103,962
4.00%, 09/15/28	2,803	2,769,891
4.25%, 06/15/31	3,914	3,791,892
4.38%, 02/01/29	1,660	1,645,272
4.75%, 01/15/31(a)	3,372	3,354,421
4.88%, 06/15/28	6,165	6,196,591
Prologis Targeted U.S. Logistics Fund LP
4.25%, 01/15/31(b)	3,261	3,143,044
5.25%, 04/01/29(a)(b)	3,543	3,567,660
Public Storage Operating Co.
1.85%, 05/01/28	4,730	4,524,606
1.95%, 11/09/28	3,241	3,057,249
2.30%, 05/01/31	3,840	3,410,547
3.09%, 09/15/27(a)	2,211	2,182,610
3.39%, 05/01/29	2,247	2,171,421
4.38%, 07/01/30(a)	3,870	3,807,459
5.13%, 01/15/29(a)	2,866	2,896,004
Rayonier LP, 2.75%, 05/17/31	3,460	3,072,866
Realty Income Corp.
2.10%, 03/15/28(a)	3,535	3,404,230
2.20%, 06/15/28(a)	3,485	3,337,811
3.10%, 12/15/29(a)	4,240	4,014,731
3.20%, 02/15/31	1,490	1,379,072
3.25%, 06/15/29	2,855	2,738,761
3.25%, 01/15/31	8,043	7,480,041
3.40%, 01/15/28	3,295	3,242,032
3.40%, 01/15/30(a)	3,538	3,367,292
3.65%, 01/15/28	3,384	3,341,527
3.95%, 02/01/29(a)	2,230	2,188,824
4.00%, 07/15/29(a)	2,312	2,262,281
4.70%, 12/15/28(a)	2,307	2,304,645
4.75%, 02/15/29	2,610	2,608,934
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
4.85%, 03/15/30	$3,418	$3,410,964
Regency Centers LP
2.95%, 09/15/29	2,865	2,709,121
3.70%, 06/15/30	4,403	4,205,681
4.13%, 03/15/28(a)	1,990	1,975,255
Rexford Industrial Realty LP
2.13%, 12/01/30	3,430	3,016,953
5.00%, 06/15/28(a)	3,062	3,067,042
Sabra Health Care LP, 3.90%, 10/15/29(a)	2,070	1,999,378
Safehold GL Holdings LLC, 2.80%, 06/15/31	3,456	3,082,900
SBA Communications Corp.
4.88%, 01/15/30	5,510	5,457,665
5.15%, 07/15/31	9,460	9,378,297
Simon Property Group LP
1.75%, 02/01/28(a)	6,080	5,849,818
2.20%, 02/01/31(a)	2,990	2,660,513
2.45%, 09/13/29	7,444	6,954,572
2.65%, 07/15/30	4,350	4,001,826
3.38%, 12/01/27(a)	3,200	3,156,647
4.30%, 01/15/31(a)	6,070	5,898,390
4.38%, 10/01/30	4,555	4,465,913
Store Capital LLC
2.75%, 11/18/30	2,010	1,800,980
4.50%, 03/15/28(a)	2,590	2,573,289
4.63%, 03/15/29	2,280	2,250,544
4.95%, 02/11/31	2,610	2,551,494
5.40%, 04/30/30	2,625	2,626,432
Sun Communities Operating LP
2.30%, 11/01/28	2,860	2,708,983
2.70%, 07/15/31	4,680	4,155,262
Trust 2401, 4.87%, 01/15/30(a)(b)	2,145	2,055,060
UDR, Inc.
3.00%, 08/15/31(a)	2,225	2,011,806
3.20%, 01/15/30	3,930	3,708,967
3.50%, 01/15/28	2,165	2,129,245
4.40%, 01/26/29	1,835	1,814,285
Ventas Realty LP
3.00%, 01/15/30	4,000	3,745,251
4.00%, 03/01/28	4,585	4,533,401
4.40%, 01/15/29(a)	4,305	4,262,490
4.75%, 11/15/30	2,990	2,945,682
VICI Properties LP
4.75%, 02/15/28	7,987	7,969,976
4.75%, 04/01/28	1,850	1,844,613
4.95%, 02/15/30	7,015	6,921,899
5.40%, 10/15/31(a)	2,905	2,883,620
VICI Properties LP/VICI Note Co., Inc.
3.88%, 02/15/29(a)(b)	3,739	3,622,618
4.13%, 08/15/30(b)	6,270	5,956,172
4.50%, 01/15/28(a)(b)	1,455	1,442,798
4.63%, 12/01/29(b)	6,815	6,655,354
WEA Finance LLC
3.50%, 06/15/29(a)(b)	4,628	4,446,053
4.13%, 09/20/28(b)	2,045	2,012,702
Welltower OP LLC
2.05%, 01/15/29	3,343	3,143,504
2.75%, 01/15/31	1,625	1,482,711
2.80%, 06/01/31(a)	505	458,442
3.10%, 01/15/30	5,995	5,655,631
4.13%, 03/15/29(a)	3,720	3,662,887
4.25%, 04/15/28	4,988	4,959,411
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
4.50%, 07/01/30(a)	$9,335	$9,193,349
Weyerhaeuser Co.
4.00%, 11/15/29	5,005	4,861,830
4.00%, 04/15/30(a)	4,555	4,395,318
6.95%, 10/01/27	4,010	4,103,876
WP Carey, Inc.
2.40%, 02/01/31(a)	710	631,348
3.85%, 07/15/29	2,369	2,301,113
4.65%, 07/15/30	3,130	3,077,796
		833,491,148
Retail — 1.7%
7-Eleven, Inc.
1.30%, 02/10/28(a)(b)	5,340	5,081,775
1.80%, 02/10/31(a)(b)	6,960	6,024,769
Alimentation Couche-Tard, Inc.
2.95%, 01/25/30(a)(b)	5,270	4,932,378
4.15%, 09/29/28(a)(b)	3,980	3,929,426
AutoNation, Inc.
1.95%, 08/01/28	1,980	1,873,552
2.40%, 08/01/31(a)	385	336,285
3.80%, 11/15/27(a)	1,260	1,245,195
4.45%, 01/15/29(a)	3,535	3,485,733
4.75%, 06/01/30	3,350	3,288,874
AutoZone, Inc.
1.65%, 01/15/31(a)	3,072	2,658,040
3.75%, 04/18/29(a)	2,495	2,426,222
4.00%, 04/15/30(a)	5,295	5,114,445
4.50%, 02/01/28	2,265	2,258,187
4.95%, 07/15/31	4,465	4,423,207
5.10%, 07/15/29	3,972	3,996,242
5.13%, 06/15/30	3,315	3,326,552
6.25%, 11/01/28	2,332	2,398,729
Best Buy Co., Inc.
1.95%, 10/01/30(a)	3,970	3,511,760
4.45%, 10/01/28	2,927	2,909,879
CK Hutchison International 24 II Ltd., 4.38%, 03/13/30(a)(b)	2,925	2,885,623
CK Hutchison International 24 Ltd., 5.38%, 04/26/29(a)(b)	6,495	6,612,443
CK Hutchison International 25 Ltd., 4.25%, 09/26/30(a)(b)	2,500	2,444,418
Costco Wholesale Corp., 1.60%, 04/20/30	10,737	9,643,628
Darden Restaurants, Inc.
4.35%, 10/15/27	1,575	1,570,143
4.55%, 10/15/29	3,175	3,128,930
Dick's Sporting Goods, Inc., 4.00%, 10/01/29	2,960	2,871,839
Dollar General Corp.
3.50%, 04/03/30	5,845	5,528,452
4.13%, 05/01/28(a)	2,516	2,489,898
5.20%, 07/05/28(a)	2,689	2,706,758
Dollar Tree, Inc., 4.20%, 05/15/28	6,785	6,716,960
Ferguson Enterprises, Inc.
4.35%, 03/15/31	3,085	2,999,468
4.80%, 08/14/29	3,560	3,548,731
Genuine Parts Co.
1.88%, 11/01/30	2,832	2,456,705
4.95%, 08/15/29	5,635	5,602,260
6.50%, 11/01/28	2,109	2,168,605
Home Depot, Inc. (The)
0.90%, 03/15/28	2,852	2,705,745
1.38%, 03/15/31	7,170	6,152,542

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
1.50%, 09/15/28(a)	$5,439	$5,124,388
2.70%, 04/15/30	9,744	9,068,726
2.80%, 09/14/27(a)	5,377	5,295,041
2.95%, 06/15/29(a)	11,317	10,824,642
3.75%, 09/15/28(a)	3,215	3,166,482
3.90%, 12/06/28(a)	5,506	5,435,267
3.95%, 09/15/30	3,776	3,661,450
4.75%, 06/25/29(a)	8,344	8,367,184
4.85%, 06/25/31(a)	1,910	1,908,371
4.90%, 04/15/29	4,465	4,495,252
InRetail Consumer, 3.25%, 03/22/28(b)	950	922,624
Lowe's Companies, Inc.
1.30%, 04/15/28	5,160	4,891,644
1.70%, 09/15/28(a)	4,508	4,244,892
1.70%, 10/15/30(a)	7,639	6,702,696
2.63%, 04/01/31(a)	9,044	8,157,079
3.65%, 04/05/29	8,882	8,632,170
4.50%, 04/15/30	8,309	8,193,744
6.50%, 03/15/29(a)	1,776	1,849,301
6.88%, 02/15/28(a)	2,341	2,412,983
Lowe's Cos, Inc.
3.95%, 10/15/27(a)	3,280	3,257,442
4.00%, 10/15/28	4,401	4,336,118
4.25%, 03/15/31	6,172	5,970,810
McDonald's Corp.
2.13%, 03/01/30(a)	4,990	4,557,003
2.63%, 09/01/29	6,250	5,883,502
3.60%, 07/01/30(a)	6,148	5,888,496
3.80%, 04/01/28(a)	7,042	6,955,465
4.40%, 02/12/31(a)	1,045	1,027,294
4.60%, 05/15/30(a)	3,779	3,753,539
4.80%, 08/14/28(a)	2,628	2,636,370
5.00%, 05/17/29(a)	2,948	2,969,185
O'Reilly Automotive, Inc.
1.75%, 03/15/31(a)	2,626	2,271,001
3.60%, 09/01/27(a)	3,020	2,993,008
3.90%, 06/01/29(a)	2,873	2,803,423
4.20%, 04/01/30	3,682	3,581,868
4.35%, 06/01/28	3,020	2,999,243
4.80%, 08/14/29	3,780	3,770,212
5.05%, 08/14/31	2,625	2,614,141
Ross Stores, Inc., 1.88%, 04/15/31	1,235	1,077,784
Starbucks Corp.
2.25%, 03/12/30	5,155	4,705,838
2.55%, 11/15/30(a)	8,905	8,089,614
3.50%, 03/01/28	2,944	2,895,448
3.55%, 08/15/29	6,133	5,929,717
4.00%, 11/15/28(a)	4,376	4,311,344
4.50%, 05/15/28	2,734	2,725,997
4.90%, 02/15/31(a)	1,455	1,454,837
Target Corp.
2.35%, 02/15/30	5,235	4,830,511
2.65%, 09/15/30	2,550	2,342,885
3.38%, 04/15/29	5,438	5,280,006
4.35%, 06/15/28(a)	2,735	2,726,712
TJX Companies, Inc. (The)
1.15%, 05/15/28	3,165	2,988,717
1.60%, 05/15/31	415	357,582
3.88%, 04/15/30(a)	3,665	3,541,352
Tractor Supply Co., 1.75%, 11/01/30	3,910	3,409,603
Security	Par (000)	Value
Retail (continued)
Walmart, Inc.
2.38%, 09/24/29(a)	$1,240	$1,164,448
3.25%, 07/08/29(a)	3,005	2,906,741
3.70%, 06/26/28	7,826	7,730,308
3.90%, 04/15/28(a)	4,508	4,471,698
4.00%, 04/30/29	1,590	1,569,443
4.00%, 04/15/30(a)	2,842	2,780,587
4.15%, 04/30/31	7,803	7,626,329
4.35%, 04/28/30(a)	5,769	5,716,813
7.55%, 02/15/30(a)	2,704	2,957,202
		400,667,970
Savings & Loans — 0.1%
Nationwide Building Society
3.96%, 07/18/30(a)(b)(c)	5,078	4,924,269
4.13%, 10/18/32, (5-year USD ICE Swap + 1.85%)(b)(c)	2,728	2,693,336
4.30%, 03/08/29(a)(b)(c)	4,481	4,449,228
4.35%, 09/30/30(b)	4,301	4,177,152
4.65%, 07/14/29, (1-day SOFR + 1.06%)(a)(b)(c)	4,127	4,115,267
5.05%, 07/14/32, (1-day SOFR + 1.10%)(b)(c)	7,005	6,896,858
5.13%, 07/29/29(b)	5,159	5,191,165
		32,447,275
Semiconductors — 2.0%
Advanced Micro Devices, Inc.
4.32%, 03/24/28	3,825	3,812,936
4.60%, 08/17/29	5,830	5,798,747
5.00%, 08/17/31	7,880	7,818,856
Analog Devices, Inc.
1.70%, 10/01/28	4,338	4,085,448
4.25%, 06/15/28	5,225	5,195,301
4.50%, 06/15/30	4,645	4,590,943
Applied Materials, Inc.
1.75%, 06/01/30	5,121	4,569,719
4.00%, 01/15/31	3,599	3,470,849
4.80%, 06/15/29	4,050	4,062,129
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.50%, 01/15/28	3,525	3,471,708
Broadcom, Inc.
1.95%, 02/15/28	5,886	5,664,782
2.45%, 02/15/31	16,430	14,598,455
4.00%, 04/15/29(a)	4,195	4,104,952
4.15%, 11/15/30(a)	11,540	11,075,214
4.20%, 10/15/30	7,500	7,210,099
4.30%, 01/15/31(a)	3,312	3,191,552
4.35%, 02/15/30	9,635	9,389,176
4.60%, 07/15/30	9,695	9,495,402
4.75%, 04/15/29(a)	9,555	9,531,536
4.80%, 04/15/28	6,240	6,247,631
5.00%, 04/15/30(a)	4,290	4,269,107
5.05%, 04/15/30	4,861	4,842,361
Foundry JV Holdco LLC
5.50%, 01/25/31(b)	6,871	6,928,850
5.90%, 01/25/30(a)(b)	7,655	7,821,852
Intel Corp.
1.60%, 08/12/28	5,729	5,396,159
2.00%, 08/12/31	200	171,815
2.45%, 11/15/29	11,795	10,904,305
3.90%, 03/25/30	9,000	8,652,754
4.00%, 08/05/29	4,339	4,233,911
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Semiconductors (continued)
4.65%, 06/01/31	$8,980	$8,759,474
4.88%, 02/10/28	10,684	10,704,435
5.00%, 02/21/31	2,305	2,291,153
5.13%, 02/10/30	8,759	8,776,135
Kioxia Holdings Corp., 6.25%, 07/24/30(b)	1,225	1,252,495
KLA Corp., 4.10%, 03/15/29	4,479	4,409,954
Lam Research Corp.
1.90%, 06/15/30(a)	5,672	5,083,806
4.00%, 03/15/29	5,536	5,436,562
Marvell Technology, Inc.
2.45%, 04/15/28	5,910	5,700,664
2.95%, 04/15/31(a)	3,763	3,407,223
4.75%, 07/15/30	3,350	3,301,393
4.88%, 06/22/28(a)	2,095	2,098,426
5.75%, 02/15/29	3,007	3,063,439
Microchip Technology, Inc.
4.90%, 03/15/28	6,260	6,270,575
5.05%, 03/15/29(a)	6,191	6,209,897
5.05%, 02/15/30	7,375	7,337,454
NVIDIA Corp.
1.55%, 06/15/28(a)	8,058	7,650,858
2.00%, 06/15/31(a)	2,545	2,232,356
2.85%, 04/01/30(a)	10,492	9,808,413
4.25%, 06/15/28	16,990	16,891,312
4.35%, 06/15/29	17,669	17,485,298
4.50%, 06/15/31	27,586	26,949,327
NXP BV/NXP Funding LLC, 5.55%, 12/01/28	3,148	3,186,224
NXP BV/NXP Funding LLC/NXP USA, Inc.
2.50%, 05/11/31	1,315	1,165,214
3.40%, 05/01/30	6,625	6,245,925
4.30%, 08/19/28	3,438	3,402,899
4.30%, 06/18/29(a)	7,401	7,277,894
Qorvo, Inc.
3.38%, 04/01/31(b)	120	109,786
4.38%, 10/15/29(a)	5,300	5,096,760
QUALCOMM, Inc.
1.30%, 05/20/28	4,760	4,508,867
2.15%, 05/20/30	7,390	6,708,187
4.50%, 05/20/30(a)	3,034	3,005,656
SK Hynix, Inc.
2.38%, 01/19/31(b)	935	834,465
4.25%, 09/11/28(b)	3,404	3,364,334
4.38%, 09/11/30(a)(b)	6,670	6,494,601
5.50%, 01/16/29(a)(b)	8,295	8,400,752
6.38%, 01/17/28(a)(b)	6,335	6,471,073
Skyworks Solutions, Inc.
3.00%, 06/01/31	3,657	3,259,263
5.00%, 08/10/28	2,565	2,563,536
Texas Instruments, Inc.
1.75%, 05/04/30	4,600	4,120,232
2.25%, 09/04/29	4,191	3,903,112
2.90%, 11/03/27(a)	2,788	2,743,177
4.50%, 05/23/30	3,855	3,810,439
4.60%, 02/15/28	4,337	4,338,926
4.60%, 02/08/29	3,705	3,703,660
TSMC Arizona Corp., 4.13%, 04/22/29(a)	3,131	3,089,524
TSMC Global Ltd.
1.00%, 09/28/27(a)(b)	4,135	3,983,395
1.38%, 09/28/30(a)(b)	7,413	6,478,938
1.75%, 04/23/28(b)	4,755	4,544,354
2.25%, 04/23/31(a)(b)	9,640	8,600,755
Security	Par (000)	Value
Semiconductors (continued)
Xilinx, Inc., 2.38%, 06/01/30	$4,888	$4,452,537
		471,591,683
Shipbuilding — 0.1%
Huntington Ingalls Industries, Inc.
2.04%, 08/16/28(a)	3,520	3,333,976
3.48%, 12/01/27(a)	3,105	3,058,703
4.20%, 05/01/30	2,095	2,030,273
5.35%, 01/15/30	4,930	4,970,039
		13,392,991
Software — 2.1%
Adobe, Inc.
2.30%, 02/01/30	8,622	7,920,696
4.75%, 01/17/28(a)	4,175	4,187,186
4.80%, 04/04/29	4,198	4,212,882
4.95%, 01/17/30	3,975	3,989,661
Atlassian Corp., 5.25%, 05/15/29(a)	3,295	3,302,958
Autodesk, Inc., 2.85%, 01/15/30	3,695	3,448,960
Cadence Design Systems, Inc.
4.20%, 09/10/27	2,359	2,350,661
4.30%, 09/10/29	6,945	6,836,431
Concentrix Corp.
6.50%, 03/01/29(a)	2,935	2,884,910
6.60%, 08/02/28(a)	5,100	5,140,240
Constellation Software, Inc./Canada, 5.16%, 02/16/29(a)(b)	3,775	3,770,866
Fidelity National Information Services, Inc.
1.65%, 03/01/28(a)	4,348	4,149,794
2.25%, 03/01/31(a)	4,210	3,698,694
3.75%, 05/21/29(a)	3,714	3,593,125
4.45%, 03/10/28(a)	5,665	5,632,181
4.55%, 03/10/29	15,150	14,977,266
4.80%, 03/10/31(a)	13,050	12,780,088
Fiserv, Inc.
2.65%, 06/01/30	6,160	5,611,642
3.50%, 07/01/29(a)	17,485	16,751,638
4.20%, 10/01/28(a)	6,070	5,977,660
4.55%, 02/15/31(a)	5,975	5,770,032
4.75%, 03/15/30(a)	5,655	5,565,654
5.35%, 03/15/31(a)	2,905	2,894,454
5.38%, 08/21/28	3,962	3,993,471
5.45%, 03/02/28(a)	5,528	5,567,716
Intuit, Inc.
1.65%, 07/15/30	2,685	2,368,722
4.95%, 06/15/31(a)	6,689	6,615,852
5.13%, 09/15/28	4,273	4,306,047
Microsoft Corp., 1.35%, 09/15/30(a)	2,465	2,174,029
MSCI, Inc.
3.63%, 09/01/30(a)(b)	5,785	5,418,936
3.88%, 02/15/31(a)(b)	6,338	5,922,701
4.00%, 11/15/29(b)	6,443	6,208,856
Open Text Corp., 6.90%, 12/01/27(a)(b)	5,375	5,475,169
Oracle Corp.
2.30%, 03/25/28(a)	10,915	10,442,425
2.88%, 03/25/31	16,245	14,222,583
2.95%, 04/01/30	19,460	17,627,129
3.25%, 11/15/27(a)	15,143	14,840,955
3.25%, 05/15/30(a)	2,700	2,460,822
4.20%, 09/27/29	8,319	7,996,270
4.45%, 09/26/30	19,180	18,155,873
4.50%, 05/06/28(a)	4,037	3,993,948

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Software (continued)
4.55%, 02/04/29(a)	$18,900	$18,471,803
4.65%, 05/06/30(a)	4,437	4,267,802
4.80%, 08/03/28	9,780	9,709,234
4.95%, 02/04/31(a)	21,670	20,764,899
6.15%, 11/09/29	7,695	7,804,612
Paychex, Inc., 5.10%, 04/15/30(a)	9,917	9,920,770
Roper Technologies, Inc.
1.40%, 09/15/27(a)	3,514	3,408,982
1.75%, 02/15/31(a)	4,085	3,522,380
2.00%, 06/30/30(a)	4,492	4,001,293
2.95%, 09/15/29(a)	3,580	3,381,183
4.20%, 09/15/28(a)	4,423	4,371,721
4.25%, 09/15/28	2,880	2,849,382
4.45%, 09/15/30(a)	3,420	3,340,402
4.50%, 10/15/29(a)	3,945	3,894,100
Salesforce, Inc.
1.50%, 07/15/28(a)	6,187	5,845,319
1.95%, 07/15/31	965	834,337
3.70%, 04/11/28(a)	9,297	9,169,391
4.50%, 03/15/28	19,760	19,723,097
4.65%, 03/15/29	25,385	25,274,890
ServiceNow, Inc.
1.40%, 09/01/30	9,410	8,193,558
4.25%, 05/15/28	2,310	2,297,331
4.70%, 08/15/31(a)	110	108,094
Synopsys, Inc.
4.65%, 04/01/28	5,985	5,975,289
4.85%, 04/01/30	12,670	12,594,270
Take-Two Interactive Software, Inc.
4.95%, 03/28/28(a)	5,358	5,371,980
5.40%, 06/12/29	2,650	2,681,353
VMware LLC
1.80%, 08/15/28	4,401	4,165,466
2.20%, 08/15/31(a)	250	216,698
4.70%, 05/15/30	5,859	5,769,508
Workday, Inc., 3.70%, 04/01/29	5,025	4,868,666
		486,036,993
Sovereign Debt Securities — 0.0%
CoBank ACB
7.13%, (5-year CMT + 2.82%)(c)(e)	2,350	2,372,603
7.25%, (5-year CMT + 2.88%)(a)(c)(e)	1,075	1,086,397
		3,459,000
Telecommunications — 2.7%
America Movil SAB de CV
2.88%, 05/07/30	8,004	7,393,878
3.63%, 04/22/29	7,387	7,124,633
AT&T, Inc.
1.65%, 02/01/28	14,449	13,856,296
2.75%, 06/01/31	12,865	11,600,502
4.10%, 02/15/28	10,915	10,829,361
4.30%, 02/15/30	22,159	21,699,074
4.35%, 03/01/29	18,937	18,728,361
4.40%, 04/30/31(a)	6,395	6,217,602
4.70%, 08/15/30	6,675	6,602,096
Bharti Airtel Ltd., 3.25%, 06/03/31(a)(b)	735	674,436
British Telecommunications Ltd.
3.25%, 11/08/29(a)(b)	6,540	6,216,289
5.13%, 12/04/28(a)	5,045	5,072,184
9.63%, 12/15/30(a)	15,966	18,631,309
Security	Par (000)	Value
Telecommunications (continued)
Cisco Systems, Inc.
4.55%, 02/24/28	$6,000	$6,009,382
4.75%, 02/24/30	6,505	6,498,430
4.85%, 02/26/29	14,386	14,463,233
4.95%, 02/26/31	14,590	14,639,567
Deutsche Telekom International Finance BV
4.38%, 06/21/28(a)(b)	6,095	6,060,478
8.25%, 06/15/30	21,872	24,202,223
Juniper Networks, Inc.
2.00%, 12/10/30(a)	2,825	2,472,628
3.75%, 08/15/29(a)	3,413	3,288,189
Koninklijke KPN NV, 8.38%, 10/01/30	3,230	3,618,009
KT Corp.
4.13%, 02/02/28(a)(b)	800	794,184
4.38%, 01/03/29(a)(b)	1,070	1,060,356
Motorola Solutions, Inc.
2.30%, 11/15/30	5,214	4,659,285
2.75%, 05/24/31	3,400	3,056,278
4.60%, 02/23/28	4,337	4,330,505
4.60%, 05/23/29(a)	4,288	4,256,470
4.85%, 08/17/29	2,245	2,240,127
4.85%, 08/15/30	3,145	3,115,774
5.00%, 04/15/29(a)	2,216	2,225,044
NBN Co. Ltd.
2.63%, 05/05/31(b)	5,400	4,875,112
4.00%, 10/01/27(a)(b)	2,960	2,938,901
4.15%, 09/16/30(b)	2,800	2,718,743
4.25%, 10/01/29(a)(b)	2,655	2,614,948
5.75%, 10/06/28(b)	4,694	4,785,201
NTT Finance Corp.
1.59%, 04/03/28(b)	8,200	7,796,606
2.07%, 04/03/31(b)	2,800	2,440,295
4.62%, 07/16/28(b)	11,307	11,255,600
4.74%, 03/31/28(b)	2,440	2,435,517
4.83%, 11/01/29(a)(b)	4,810	4,779,532
4.88%, 07/16/30(b)	16,608	16,398,835
5.11%, 07/02/29(a)(b)	6,165	6,176,128
5.14%, 07/02/31(b)	2,225	2,211,469
Ooredoo International Finance Ltd.
2.63%, 04/08/31(b)	2,000	1,802,543
3.88%, 01/31/28(b)	2,405	2,371,906
Orange SA
4.00%, 01/13/29(b)	4,252	4,174,857
4.25%, 01/13/31(b)	10,080	9,711,899
9.00%, 03/01/31	12,132	13,937,250
Rogers Communications, Inc., 5.00%, 02/15/29(a)	7,947	7,943,540
SoftBank Corp., 4.70%, 07/09/30(b)	3,446	3,376,025
Sprint Capital Corp., 6.88%, 11/15/28	16,183	16,864,441
STC Sukuk Co. II Ltd., 4.49%, 01/15/31(a)(b)	4,500	4,394,700
STC Sukuk Co. Ltd., 3.89%, 05/13/29(b)	7,450	7,231,620
Telefonica Europe BV, 8.25%, 09/15/30	5,165	5,721,168
TELUS Corp., 3.70%, 09/15/27	2,705	2,680,051
T-Mobile USA, Inc.
2.05%, 02/15/28	11,409	10,993,821
2.40%, 03/15/29(a)	2,668	2,513,670
2.55%, 02/15/31	16,670	14,956,271
2.63%, 02/15/29	5,395	5,119,623
2.88%, 02/15/31	4,295	3,905,850
3.38%, 04/15/29(a)	14,743	14,214,592
3.50%, 04/15/31	12,730	11,862,015
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
3.88%, 04/15/30	$41,415	$39,803,563
4.20%, 10/01/29(a)	4,735	4,647,751
4.80%, 07/15/28	5,496	5,505,650
4.85%, 01/15/29	5,852	5,861,769
4.95%, 03/15/28	6,370	6,395,928
Verizon Communications, Inc.
1.50%, 09/18/30	5,109	4,463,750
1.68%, 10/30/30(a)	4,900	4,297,453
1.75%, 01/20/31	10,760	9,394,041
2.10%, 03/22/28	11,571	11,139,416
2.55%, 03/21/31	19,835	17,844,223
3.15%, 03/22/30(a)	6,615	6,230,698
3.88%, 02/08/29(a)	5,483	5,373,772
4.02%, 12/03/29	19,640	19,136,663
4.33%, 09/21/28(a)	8,157	8,149,636
7.75%, 12/01/30(a)	3,110	3,434,973
Vodafone Group PLC
4.80%, 06/18/31	8,500	8,349,148
7.88%, 02/15/30	4,780	5,202,908
Xiaomi Best Time International Ltd.
2.88%, 07/14/31(b)	385	348,446
3.38%, 04/29/30(a)(b)	715	677,441
		623,096,141
Toys, Games & Hobbies — 0.1%
Hasbro, Inc.
3.50%, 09/15/27	1,815	1,797,017
3.90%, 11/19/29	5,855	5,660,935
4.65%, 03/12/31	2,295	2,246,314
Mattel, Inc.
3.75%, 04/01/29(b)	3,900	3,754,664
5.00%, 11/17/30(a)	3,904	3,858,535
5.88%, 12/15/27(a)(b)	3,132	3,132,020
		20,449,485
Transportation — 0.8%
AP Moller - Maersk A/S, 4.50%, 06/20/29(a)(b)	3,420	3,381,110
Burlington Northern Santa Fe LLC, 7.95%, 08/15/30	1,205	1,335,190
Canadian National Railway Co.
4.20%, 03/12/31	680	658,341
4.35%, 05/12/29	1,815	1,793,806
6.90%, 07/15/28(a)	2,785	2,899,804
Canadian Pacific Railway Co.
2.05%, 03/05/30	3,490	3,172,828
2.88%, 11/15/29	3,130	2,944,832
4.00%, 06/01/28	3,560	3,521,333
4.00%, 03/15/29(a)	2,875	2,819,960
4.80%, 03/30/30	3,740	3,722,412
CH Robinson Worldwide, Inc., 4.20%, 04/15/28	4,360	4,311,168
CSX Corp.
2.40%, 02/15/30(a)	2,636	2,437,310
3.80%, 03/01/28(a)	4,978	4,922,043
4.25%, 03/15/29(a)	5,312	5,257,108
Empresa de Transporte de Pasajeros Metro SA, 3.65%, 05/07/30(a)(b)	2,410	2,275,800
FedEx Corp.
3.10%, 08/05/29	6,699	6,373,611
3.40%, 02/15/28(a)	1,215	1,193,394
4.25%, 05/15/30(a)	2,490	2,426,049
4.25%, 05/15/30	2,940	2,870,651
Security	Par (000)	Value
Transportation (continued)
Fedex Freight Holding Co., Inc.
4.30%, 03/15/29(b)	$6,070	$5,951,555
4.65%, 03/15/31(b)	6,100	5,929,082
GXO Logistics, Inc.
2.65%, 07/15/31(a)	2,500	2,207,572
6.25%, 05/06/29	3,924	4,028,431
JB Hunt Transport Services, Inc., 4.90%, 03/15/30	6,326	6,294,870
Kazakhstan Temir Zholy National Co. JSC, 4.88%, 04/29/31(a)(b)	2,800	2,730,769
Kirby Corp., 4.20%, 03/01/28(a)	2,520	2,495,656
Norfolk Southern Corp.
2.30%, 05/15/31	2,300	2,042,006
2.55%, 11/01/29(a)	2,628	2,456,078
3.80%, 08/01/28	3,569	3,515,495
5.05%, 08/01/30	4,638	4,664,612
7.25%, 02/15/31(a)	1,826	1,975,067
Ryder System, Inc.
4.30%, 12/01/30	1,735	1,687,373
4.85%, 06/15/30	2,430	2,415,689
4.90%, 12/01/29	1,586	1,587,354
4.95%, 09/01/29	1,755	1,757,795
5.00%, 03/15/30(a)	2,355	2,355,565
5.00%, 09/15/31	2,895	2,870,229
5.25%, 06/01/28	4,703	4,739,253
5.38%, 03/15/29	2,815	2,850,004
5.50%, 06/01/29	1,516	1,538,615
5.65%, 03/01/28(a)	2,246	2,275,143
6.30%, 12/01/28	2,485	2,562,235
Union Pacific Corp.
2.38%, 05/20/31	2,380	2,126,631
2.40%, 02/05/30	6,461	5,973,027
3.70%, 03/01/29	3,959	3,871,625
3.95%, 09/10/28	7,025	6,941,496
6.63%, 02/01/29	4,345	4,543,047
United Parcel Service of America, Inc., 7.62%, 04/01/30(a)(d)	2,595	2,821,707
United Parcel Service, Inc.
2.50%, 09/01/29	2,024	1,899,233
3.05%, 11/15/27	5,476	5,390,261
3.40%, 03/15/29(a)	4,269	4,140,719
4.45%, 04/01/30	4,270	4,225,346
4.65%, 10/15/30(a)	1,485	1,476,521
4.85%, 08/15/31	4,824	4,805,090
Walmart, Inc.
1.50%, 09/22/28	7,132	6,730,585
3.95%, 09/09/27(a)	3,928	3,916,464
XPO, Inc., 6.25%, 06/01/28(a)(b)	5,305	5,343,504
		193,452,454
Trucking & Leasing — 0.3%
Avolon Holdings Funding Ltd., 4.90%, 10/10/30(b)	3,935	3,863,591
DAE Funding LLC, 3.38%, 03/20/28(a)(b)	5,775	5,607,834
GATX Corp.
1.90%, 06/01/31	1,175	1,013,526
3.50%, 03/15/28	2,150	2,109,925
4.00%, 06/30/30	3,740	3,607,372
4.55%, 11/07/28(a)	1,529	1,518,425
4.70%, 04/01/29	2,794	2,776,789

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Trucking & Leasing (continued)
Penske Truck Leasing Co. LP/PTL Finance Corp.
3.35%, 11/01/29(a)(b)	$2,050	$1,944,009
4.55%, 01/15/31(a)(b)	2,907	2,845,865
5.25%, 07/01/29(a)(b)	3,695	3,714,251
5.25%, 02/01/30(b)	4,323	4,328,205
5.35%, 03/30/29(b)	3,090	3,111,066
5.55%, 05/01/28(b)	4,535	4,582,753
5.70%, 02/01/28(b)	4,230	4,277,529
5.88%, 11/15/27(b)	2,607	2,637,778
6.05%, 08/01/28(b)	6,717	6,849,885
6.20%, 06/15/30(b)	2,220	2,292,213
SMBC Aviation Capital Finance DAC
2.30%, 06/15/28(a)(b)	2,040	1,950,933
4.95%, 07/23/29(b)	3,900	3,887,395
5.10%, 04/01/30(a)(b)	4,110	4,091,982
5.20%, 07/23/31(b)	5,585	5,550,119
5.30%, 04/03/29(a)(b)	4,140	4,168,358
5.45%, 05/03/28(a)(b)	4,600	4,643,318
		81,373,121
Venture Capital — 0.0%
Hercules Capital, Inc.
5.35%, 02/10/29(a)	1,275	1,261,723
6.00%, 06/16/30(a)	2,470	2,451,277
6.30%, 07/24/31	1,735	1,728,452
		5,441,452
Water — 0.1%
American Water Capital Corp.
2.30%, 06/01/31	1,145	1,012,482
2.80%, 05/01/30(a)	3,230	2,999,105
2.95%, 09/01/27	4,347	4,288,262
3.45%, 06/01/29	4,780	4,614,340
3.75%, 09/01/28	3,563	3,494,968
4.63%, 06/01/29	3,210	3,193,216
Essential Utilities, Inc.
2.40%, 05/01/31	2,164	1,918,804
2.70%, 04/15/30	3,453	3,185,500
3.57%, 05/01/29	2,520	2,434,214
United Utilities PLC, 6.88%, 08/15/28	2,355	2,434,056
		29,574,947
Total Corporate Bonds & Notes — 97.5% (Cost: $23,055,526,800)		22,860,660,984
Foreign Government Obligations(g)
Mexico — 0.3%
Eagle Funding Luxco SARL, 5.50%, 08/17/30(b)	69,292	69,188,062
South Korea — 0.2%
Korea Electric Power Corp.
4.75%, 02/13/28(a)(b)	2,270	2,270,253
5.50%, 04/06/28(a)(b)	3,725	3,771,880
Korea Gas Corp.
2.88%, 07/16/29(a)(b)	1,995	1,901,428
4.25%, 07/10/30(b)	230	225,319
4.50%, 06/23/31(b)	5,000	4,912,907
Security	Par (000)	Value
South Korea (continued)
4.88%, 07/05/28(a)(b)	$5,745	$5,768,873
5.00%, 07/08/29(b)	2,320	2,343,415
Korea Hydro & Nuclear Power Co. Ltd.
4.50%, 06/16/31(b)	3,100	3,036,176
4.63%, 07/29/29(a)(b)	2,400	2,392,497
5.00%, 07/18/28(a)(b)	2,970	2,988,387
Korea National Oil Corp.
4.00%, 09/29/28(b)	2,500	2,466,145
4.13%, 09/30/27(a)(b)	3,000	2,984,148
4.13%, 09/29/30(b)	1,500	1,458,087
4.25%, 09/30/29(b)	3,000	2,956,145
4.63%, 03/30/31(b)	2,000	1,973,396
4.75%, 03/31/30(b)	2,000	1,991,166
4.88%, 04/03/28(b)	3,000	3,008,913
4.88%, 04/03/29(b)	4,000	4,013,846
		50,462,981
Total Foreign Government Obligations — 0.5% (Cost: $120,957,461)		119,651,043
Total Long-Term Investments — 98.0% (Cost: $23,176,484,261)		22,980,312,027
	Shares
Short-Term Securities
Money Market Funds — 6.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.84%(h)(i)(j)	1,521,795,264	1,522,251,802
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.65%(h)(i)	11,300,000	11,300,000
Total Short-Term Securities — 6.5% (Cost: $1,533,056,220)		1,533,551,802
Total Investments — 104.5% (Cost: $24,709,540,481)		24,513,863,829
Liabilities in Excess of Other Assets — (4.5)%		(1,055,378,740)
Net Assets — 100.0%		$23,458,485,089

(a)	All or a portion of this security is on loan.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)	Perpetual security with no stated maturity date.
(f)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(g)	U.S. dollar denominated security issued by foreign domiciled entity.
(h)	Affiliate of the Fund.
(i)	Annualized 7-day yield as of period end.
(j)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® 1-5 Year Investment Grade Corporate Bond ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended August 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 02/28/26	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/26	Shares Held at 08/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institu- tional, SL Agency Shares	$1,447,074,925	$75,480,740 (a)	$—	$(111,169)	$(192,694)	$1,522,251,802	1,521,795,264	$2,567,586 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	240,000	11,060,000 (a)	—	—	—	11,300,000	11,300,000	819,781	—
				$(111,169)	$(192,694)	$1,533,551,802		$3,387,367	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$22,860,660,984	$—	$22,860,660,984
Foreign Government Obligations	—	119,651,043	—	119,651,043
Short-Term Securities
Money Market Funds	1,533,551,802	—	—	1,533,551,802
	$1,533,551,802	$22,980,312,027	$—	$24,513,863,829
See notes to financial statements.

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)
August 31, 2026
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 0.1%
Omnicom Group, Inc.
5.00%, 06/02/33(a)	$4,875	$4,705,225
5.30%, 11/01/34(a)	4,357	4,245,153
5.30%, 06/02/36(a)	4,794	4,572,071
5.38%, 06/15/33	2,234	2,190,304
WPP 2025 LLC/Delaware, 6.50%, 03/30/36(a)	2,005	1,985,029
		17,697,782
Aerospace & Defense — 1.3%
BAE Systems PLC, 5.30%, 03/26/34(b)	11,019	11,014,492
Boeing Co. (The)
3.25%, 02/01/35	5,959	5,052,541
3.30%, 03/01/35(a)	2,250	1,898,032
3.60%, 05/01/34(a)	6,928	6,121,731
6.13%, 02/15/33	3,438	3,575,614
6.53%, 05/01/34	18,101	19,312,355
Embraer Netherlands Finance BV, 5.98%, 02/11/35(a)	4,749	4,848,919
GE Capital Funding LLC, 4.55%, 05/15/32(a)	3,349	3,270,969
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35	6,941	6,489,904
General Dynamics Corp., 4.95%, 08/15/35(a)	4,818	4,709,342
General Electric Co.
4.90%, 01/29/36(a)	4,700	4,570,622
6.75%, 03/15/32(a)	11,246	12,200,258
HEICO Corp.
5.35%, 08/01/33	4,132	4,125,894
5.40%, 08/01/36	3,350	3,302,725
Hexcel Corp., 5.88%, 02/26/35	2,144	2,160,034
Honeywell Aerospace, Inc.
4.60%, 03/16/33	12,940	12,511,802
4.95%, 03/16/36	19,913	19,129,370
Howmet Aerospace, Inc.
4.55%, 11/15/32	3,322	3,212,932
4.75%, 04/15/36	3,420	3,255,815
4.85%, 10/15/31	3,230	3,199,236
L3Harris Technologies, Inc.
4.85%, 04/27/35	3,196	3,067,255
5.35%, 06/01/34	5,663	5,635,895
5.40%, 07/31/33(a)	11,271	11,314,888
Lockheed Martin Corp.
3.60%, 03/01/35(a)	3,423	3,071,438
3.90%, 06/15/32(a)	5,712	5,424,235
4.50%, 05/15/36(a)	940	885,496
4.70%, 12/15/31	5,910	5,874,232
4.75%, 02/15/34(a)	6,618	6,447,532
4.80%, 08/15/34(a)	4,198	4,097,216
5.00%, 08/15/35	5,136	5,042,295
5.25%, 01/15/33(a)	7,476	7,611,669
Northrop Grumman Corp.
4.70%, 03/15/33	7,169	6,983,799
4.90%, 06/01/34(a)	6,358	6,203,333
5.25%, 07/15/35(a)	4,006	3,982,261
RTX Corp.
2.38%, 03/15/32	7,466	6,510,732
5.15%, 02/27/33	9,420	9,429,123
5.40%, 05/01/35	2,885	2,897,843
6.05%, 06/01/36(a)	770	808,292
6.10%, 03/15/34(a)	11,314	11,892,582
		241,142,703
Security	Par (000)	Value
Agriculture — 1.3%
Altria Group, Inc.
2.45%, 02/04/32	$13,323	$11,590,495
5.25%, 08/06/35(a)	3,469	3,394,330
5.63%, 02/06/35(a)	3,823	3,843,294
6.88%, 11/01/33(a)	3,435	3,731,649
Archer-Daniels-Midland Co.
2.90%, 03/01/32(a)	5,192	4,667,744
4.50%, 08/15/33(a)	3,595	3,479,444
5.27%, 09/01/36	3,020	2,979,475
5.38%, 09/15/35	2,450	2,460,116
5.94%, 10/01/32	2,241	2,348,058
BAT Capital Corp.
4.63%, 03/22/33	4,375	4,190,700
4.74%, 03/16/32	6,700	6,556,169
5.30%, 08/05/33(a)	3,570	3,550,828
5.35%, 08/15/32	7,709	7,745,562
5.55%, 08/05/36	4,415	4,371,037
5.63%, 08/15/35(a)	7,382	7,429,673
6.00%, 02/20/34(a)	6,276	6,488,350
6.42%, 08/02/33	9,793	10,351,141
7.75%, 10/19/32	4,195	4,695,793
Bunge Ltd. Finance Corp.
4.65%, 09/17/34(a)	5,784	5,497,698
4.80%, 03/19/33(a)	3,133	3,054,863
5.15%, 08/04/35	5,290	5,134,441
5.15%, 03/19/36	3,794	3,674,378
5.25%, 04/21/32(a)	2,851	2,848,424
Cargill, Inc.
2.13%, 11/10/31(b)	6,703	5,843,178
4.00%, 06/22/32(a)(b)	4,575	4,326,549
4.75%, 04/24/33(a)(b)	3,264	3,202,533
5.13%, 10/11/32(a)(b)	3,405	3,408,560
5.13%, 02/11/35(a)(b)	3,399	3,381,438
Imperial Brands Finance PLC
5.50%, 07/07/36(b)	5,090	4,935,503
5.63%, 07/01/35(b)	6,417	6,330,631
5.88%, 07/01/34(b)	5,615	5,688,581
Japan Tobacco, Inc., 5.85%, 06/15/35(b)	5,677	5,825,285
JT International Financial Services BV, 6.88%, 10/24/32(b)	3,326	3,588,908
Philip Morris International, Inc.
4.25%, 10/29/32	5,785	5,511,728
4.63%, 10/29/35	6,273	5,893,051
4.75%, 11/01/31	5,035	4,971,627
4.88%, 04/30/35	3,750	3,607,800
4.88%, 04/29/36(a)	5,085	4,859,472
4.90%, 11/01/34(a)	5,896	5,729,430
5.25%, 02/13/34	12,307	12,260,057
5.38%, 02/15/33	15,242	15,379,461
5.63%, 09/07/33	6,506	6,642,895
5.75%, 11/17/32	10,602	10,918,063
Reynolds American, Inc., 5.70%, 08/15/35(a)	4,164	4,198,786
		240,587,198
Airlines — 0.0%
AS Mileage Plan IP Ltd., 5.31%, 10/20/31(a)(b)	4,311	4,179,337
Southwest Airlines Co., 5.25%, 11/15/35	5,310	5,007,317
		9,186,654
Apparel — 0.1%
Gildan Activewear, Inc., 5.40%, 10/07/35(a)(b)	3,951	3,786,290
Ralph Lauren Corp., 5.00%, 06/15/32(a)	3,425	3,415,157
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Apparel (continued)
Tapestry, Inc.
3.05%, 03/15/32(a)	$3,017	$2,693,359
5.50%, 03/11/35	4,870	4,788,168
		14,682,974
Auto Manufacturers — 2.2%
American Honda Finance Corp.
4.85%, 10/23/31(a)	4,419	4,339,890
4.90%, 01/10/34(a)	5,641	5,436,333
5.10%, 01/08/36(a)	3,498	3,371,605
5.15%, 07/09/32	5,926	5,873,142
5.20%, 03/05/35(a)	4,119	4,021,141
Series A, 5.20%, 04/08/33	1,600	1,574,550
Series A, 5.25%, 07/08/33(a)	2,585	2,545,281
BMW U.S. Capital LLC
3.70%, 04/01/32(b)	3,863	3,559,542
5.00%, 03/19/33(b)	2,780	2,706,093
5.15%, 08/11/33(a)(b)	3,833	3,765,390
5.15%, 04/02/34(a)(b)	4,394	4,277,352
5.20%, 08/11/35(a)(b)	3,509	3,395,536
5.40%, 03/21/35(b)	4,287	4,205,909
Cummins, Inc.
5.15%, 02/20/34	4,806	4,784,713
5.30%, 05/09/35	7,873	7,838,286
Daimler Truck Finance North America LLC
2.50%, 12/14/31(a)(b)	5,287	4,626,983
5.00%, 10/12/32(a)(b)	4,220	4,142,039
5.38%, 01/13/32(b)	3,563	3,569,424
5.38%, 01/18/34(b)	4,223	4,185,260
5.38%, 06/25/34(b)	3,133	3,099,052
5.50%, 09/20/33(a)(b)	3,508	3,520,111
5.63%, 01/13/35(b)	4,585	4,582,368
Ford Motor Co.
3.25%, 02/12/32	17,282	15,113,187
6.10%, 08/19/32(a)	11,687	11,787,207
Ford Motor Credit Co. LLC
5.75%, 04/06/33(a)	7,810	7,685,783
5.87%, 10/31/35(a)	7,651	7,387,743
6.05%, 11/05/31(a)	8,131	8,179,909
6.11%, 08/15/33	4,360	4,353,539
6.13%, 03/08/34	12,162	12,095,244
6.47%, 05/22/36(a)	7,606	7,634,721
6.50%, 02/07/35(a)	8,855	8,951,543
6.53%, 03/19/32(a)	5,241	5,364,848
7.12%, 11/07/33	9,316	9,800,473
General Motors Co.
5.00%, 04/01/35(a)	6,656	6,308,818
5.60%, 10/15/32(a)	7,743	7,831,130
6.25%, 04/15/35(a)	4,623	4,745,347
6.60%, 04/01/36	8,069	8,485,927
General Motors Financial Co., Inc.
3.10%, 01/12/32	10,597	9,479,544
5.45%, 09/06/34	5,161	5,057,909
5.45%, 01/08/36(a)	3,226	3,144,792
5.63%, 04/04/32	8,615	8,702,048
5.90%, 01/07/35	8,300	8,358,638
5.95%, 04/04/34	9,621	9,772,077
6.10%, 01/07/34	10,092	10,353,330
6.15%, 07/15/35(a)	6,758	6,884,366
6.40%, 01/09/33(a)	7,289	7,632,755
Security	Par (000)	Value
Auto Manufacturers (continued)
Honda Motor Co. Ltd.
2.97%, 03/10/32	$5,078	$4,517,815
5.34%, 07/08/35(a)	7,096	6,968,334
Hyundai Capital America
4.75%, 09/26/31(b)	3,048	2,971,326
4.80%, 01/10/33(a)(b)	3,395	3,277,274
5.25%, 06/21/33(b)	4,106	4,030,566
5.40%, 03/29/32(b)	3,148	3,149,622
5.40%, 06/23/32(a)(b)	3,495	3,498,686
Mercedes-Benz Finance North America LLC
5.00%, 01/11/34(a)(b)	5,457	5,262,501
5.05%, 08/03/33(a)(b)	5,419	5,296,167
5.13%, 08/01/34(a)(b)	3,797	3,686,233
5.45%, 08/04/33(b)	3,900	3,862,906
5.45%, 04/01/35(a)(b)	3,150	3,112,422
PACCAR Financial Corp., 5.00%, 03/22/34	2,267	2,240,059
Stellantis Finance U.S., Inc.
6.38%, 09/12/32(a)(b)	6,413	6,325,360
6.45%, 03/18/35(a)(b)	7,767	7,492,982
Toyota Motor Corp.
5.05%, 06/30/35(a)	2,662	2,631,561
5.12%, 07/13/33(a)	2,779	2,790,976
Toyota Motor Credit Corp.
1.90%, 09/12/31	154	132,915
2.40%, 01/13/32(a)	2,785	2,444,037
4.65%, 09/03/32	4,518	4,408,485
4.70%, 01/12/33(a)	2,842	2,779,214
4.80%, 01/05/34(a)	6,086	5,927,880
5.35%, 01/09/35(a)	6,995	6,997,762
Series B, 4.60%, 03/11/33	8,085	7,815,648
Series B, 4.80%, 01/11/36(a)	3,041	2,918,901
Series B, 5.00%, 07/08/33	4,235	4,173,017
Volkswagen Group of America Finance LLC
5.60%, 03/22/34(a)(b)	3,984	3,929,286
5.65%, 03/25/32(b)	3,729	3,732,906
5.80%, 03/27/35(b)	4,504	4,467,817
5.90%, 09/12/33(b)	3,426	3,454,075
		408,827,611
Auto Parts & Equipment — 0.1%
Aptiv Swiss Holdings Ltd., 3.25%, 03/01/32(a)	75	67,728
Lear Corp., 2.60%, 01/15/32	2,457	2,140,837
LG Energy Solution Ltd.
5.50%, 07/02/34(a)(b)	3,037	2,974,082
5.88%, 04/02/35(a)(b)	4,542	4,520,856
5.88%, 04/02/36(b)	3,438	3,387,062
Magna International, Inc.
5.50%, 03/21/33(a)	3,411	3,436,494
5.88%, 06/01/35(a)	2,876	2,942,816
		19,469,875
Banks — 23.2%
ABN AMRO Bank NV
3.32%, 03/13/37, (5-year CMT + 1.90%)(b)(c)	6,171	5,478,923
4.83%, 02/26/36(b)	4,435	4,187,969
5.52%, 12/03/35, (1-year CMT + 1.25%)(b)(c)	5,221	5,201,342
AIB Group PLC, 5.87%, 03/28/35, (1-day SOFR Index + 1.91%)(b)(c)	6,843	6,972,099
ASB Bank Ltd., 2.38%, 10/22/31(b)	2,525	2,221,222
Australia & New Zealand Banking Group Ltd.
5.20%, 09/30/35, (1-year CMT + 1.47%)(b)(c)	6,418	6,193,729
5.82%, 06/18/36, (1-year CMT + 1.35%)(b)(c)	11,853	11,821,412

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
6.74%, 12/08/32(b)	$7,255	$7,680,750
Banco Bilbao Vizcaya Argentaria SA
5.13%, 03/03/36(a)	6,354	6,070,387
6.03%, 03/13/35, (1-year CMT + 1.95%)(a)(c)	7,183	7,330,078
7.88%, 11/15/34, (1-year CMT + 3.30%)(c)	5,365	5,990,482
Banco de Chile, 2.99%, 12/09/31(b)	2,270	2,037,222
Banco de Credito del Peru SA, 5.65%, 01/15/37, (5-year CMT + 1.96%)(b)(c)	2,679	2,664,265
Banco de Credito e Inversiones SA, 2.88%, 10/14/31(b)	2,405	2,158,929
Banco Santander Chile, 3.18%, 10/26/31(a)(b)	2,215	2,015,340
Banco Santander SA
3.23%, 11/22/32, (1-year CMT + 1.60%)(c)	7,129	6,416,376
5.13%, 11/06/35(a)	8,625	8,253,621
5.44%, 04/15/36(a)	6,968	6,804,512
5.62%, 08/25/34, (1-year CMT + 1.10%)(c)	3,400	3,386,510
6.03%, 01/17/35(a)	6,847	7,033,322
6.35%, 03/14/34(a)	10,153	10,472,468
6.92%, 08/08/33	16,040	17,019,104
6.94%, 11/07/33(a)	10,333	11,313,036
Bangkok Bank PCL/Hong Kong
3.47%, 09/23/36, (5-year CMT + 2.15%)(b)(c)	5,735	5,127,514
5.08%, 11/26/35(a)(b)	3,862	3,715,751
5.50%, 09/21/33(b)	4,555	4,574,703
5.65%, 07/05/34(a)(b)	7,338	7,399,105
6.06%, 03/25/40, (5-year CMT + 1.78%)(a)(b)(c)	6,825	6,791,954
Bank of America Corp.
2.48%, 09/21/36, (5-year CMT + 1.20%)(c)	15,038	12,971,156
2.57%, 10/20/32, (1-day SOFR + 1.21%)(c)	21,335	18,810,690
2.97%, 02/04/33, (1-day SOFR + 1.33%)(c)	25,417	22,646,269
3.85%, 03/08/37, (5-year CMT + 2.00%)(c)	18,586	17,068,130
4.57%, 04/27/33, (1-day SOFR + 1.83%)(c)	27,217	26,265,696
5.02%, 07/22/33, (1-day SOFR + 2.16%)(c)	34,080	33,657,091
5.05%, 02/06/37, (1-day SOFR + 1.13%)(a)(c)	25,525	24,510,971
5.29%, 04/25/34, (1-day SOFR + 1.91%)(c)	35,830	35,654,851
5.43%, 08/15/35, (1-day SOFR + 1.91%)(c)	17,982	17,658,585
5.46%, 05/09/36, (1-day SOFR + 1.64%)(c)	13,913	13,847,078
5.47%, 01/23/35, (1-day SOFR + 1.65%)(a)(c)	34,090	34,158,785
5.49%, 04/23/37, (1-day SOFR + 1.57%)(c)	17,276	16,772,643
5.51%, 01/24/36, (1-day SOFR + 1.31%)(c)	23,745	23,713,915
5.52%, 10/25/35, (1-day SOFR + 1.74%)(c)	24,397	24,102,849
5.74%, 02/12/36, (1-day SOFR + 1.70%)(c)	17,091	17,025,046
5.87%, 09/15/34, (1-day SOFR + 1.84%)(c)	25,512	26,235,148
Bank of Ireland Group PLC, 5.00%, 11/12/32, (1-day SOFR Index + 1.16%)(a)(b)(c)	3,825	3,757,760
Bank of Montreal
3.09%, 01/10/37, (5-year CMT + 1.40%)(c)	8,042	7,103,754
5.30%, 06/02/37, (1-day SOFR + 1.21%)(a)(c)	8,315	8,124,070
7.30%, 11/26/84, (5-year CMT + 3.01%)(a)(c)	5,434	5,611,627
Bank of New York Mellon Corp. (The)
2.50%, 01/26/32(a)	3,059	2,697,346
4.29%, 06/13/33, (1-day SOFR + 1.42%)(c)	5,145	4,903,073
4.71%, 02/01/34, (1-day SOFR + 1.51%)(c)	4,549	4,406,041
4.97%, 04/26/34, (1-day SOFR + 1.61%)(c)	6,176	6,058,791
5.09%, 04/23/37, (1-day SOFR + 1.18%)(a)(c)	6,525	6,317,690
5.19%, 03/14/35, (1-day SOFR + 1.42%)(a)(c)	7,089	7,019,047
5.23%, 11/20/35, (1-day SOFR + 1.25%)(c)	3,856	3,817,761
5.32%, 06/06/36, (1-day SOFR + 1.35%)(a)(c)	7,930	7,870,264
5.61%, 07/21/39, (1-day SOFR + 1.77%)(c)	3,595	3,591,054
Security	Par (000)	Value
Banks (continued)
5.83%, 10/25/33, (1-day SOFR Index + 2.07%)(a)(c)	$9,546	$9,845,349
6.47%, 10/25/34, (1-day SOFR + 1.85%)(c)	6,761	7,199,798
Series J, 5.18%, 08/12/34, (1-day SOFR + 1.04%)(a)(c)	2,060	2,043,945
Bank of New Zealand, 2.87%, 01/27/32(a)(b)	1,160	1,041,958
Bank of Nova Scotia (The)
2.45%, 02/02/32	7,386	6,455,148
4.59%, 05/04/37, (5-year CMT + 2.05%)(c)	9,855	9,354,811
4.74%, 11/10/32, (1-day SOFR + 1.44%)(c)	4,372	4,258,874
4.81%, 02/02/34, (1-day SOFR + 1.05%)(c)	7,479	7,223,064
5.65%, 02/01/34	5,904	6,004,864
6.88%, 10/27/85, (5-year CMT + 2.73%)(c)	5,756	5,711,031
Banque Federative du Credit Mutuel SA, 5.11%, 01/15/36(b)	5,121	4,885,826
Barclays PLC
2.89%, 11/24/32, (1-year CMT + 1.30%)(c)	8,717	7,712,867
5.21%, 02/24/37, (1-day SOFR + 1.51%)(c)	10,835	10,272,652
5.34%, 09/10/35, (1-day SOFR + 1.91%)(c)	14,496	14,075,403
5.59%, 06/26/37, (1-day SOFR + 1.51%)(c)	10,565	10,283,400
5.75%, 08/09/33, (1-year CMT + 3.00%)(a)(c)	8,580	8,674,748
5.79%, 02/25/36, (1-day SOFR + 1.59%)(c)	15,232	15,205,049
6.22%, 05/09/34, (1-day SOFR + 2.98%)(c)	15,088	15,581,754
6.69%, 09/13/34, (1-day SOFR + 2.62%)(c)	10,921	11,565,958
7.12%, 06/27/34, (1-day SOFR + 3.57%)(c)	10,294	11,035,543
7.44%, 11/02/33, (1-year CMT + 3.50%)(c)	15,182	16,650,885
Blackstone Reg Finance Co. LLC
4.95%, 02/15/36(a)	4,231	4,023,277
5.00%, 12/06/34(a)	5,340	5,157,582
BNP Paribas SA
3.13%, 01/20/33, (1-day SOFR + 1.56%)(b)(c)	10,481	9,348,584
4.92%, 01/15/34, (1-day SOFR + 1.29%)(b)(c)	11,237	10,825,507
5.74%, 02/20/35, (1-day SOFR + 1.88%)(a)(b)(c)	10,490	10,586,299
5.79%, 01/13/33, (1-day SOFR + 1.62%)(b)(c)	16,778	17,021,716
5.89%, 12/05/34, (1-day SOFR + 1.87%)(a)(b)(c)	14,320	14,674,953
5.91%, 11/19/35, (1-day SOFR + 1.92%)(a)(b)(c)	12,007	11,956,716
BOKF N.A., 6.11%, 11/06/40, (5-year CMT + 2.00%)(c)	60	60,220
BPCE SA
3.12%, 10/19/32, (1-day SOFR + 1.73%)(b)(c)	6,580	5,786,983
3.65%, 01/14/37, (5-year CMT + 1.90%)(b)(c)	5,965	5,319,830
5.42%, 01/13/37, (1-day SOFR + 1.57%)(b)(c)	8,995	8,540,448
5.75%, 07/19/33, (1-day SOFR + 2.87%)(a)(b)(c)	5,924	5,945,737
5.77%, 06/02/37, (1-day SOFR + 1.63%)(a)(b)(c)	7,230	7,021,697
5.94%, 05/30/35, (1-day SOFR + 1.85%)(b)(c)	10,904	10,904,397
6.03%, 05/28/36, (1-day SOFR + 1.96%)(a)(b)(c)	8,296	8,262,479
6.29%, 01/14/36, (1-day SOFR + 2.04%)(b)(c)	11,654	11,835,332
6.51%, 01/18/35, (1-day SOFR + 2.79%)(a)(b)(c)	7,206	7,327,138
7.00%, 10/19/34, (1-day SOFR + 2.59%)(b)(c)	9,799	10,414,223
Brookfield Finance, Inc., 6.30%, 01/15/55, (5-year CMT + 2.08%)(a)(c)	4,185	4,036,952
CaixaBank SA
5.40%, 04/22/37, (1-day SOFR + 1.53%)(b)(c)	6,250	6,046,941
5.58%, 07/03/36, (1-day SOFR + 1.79%)(b)(c)	7,663	7,552,883
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
6.04%, 06/15/35, (1-day SOFR + 2.26%)(b)(c)	$7,077	$7,236,552
6.84%, 09/13/34, (1-day SOFR + 2.77%)(b)(c)	6,619	7,078,969
Canadian Imperial Bank of Commerce
3.60%, 04/07/32	6,331	5,845,172
6.09%, 10/03/33	7,737	8,087,718
Citibank N.A., 5.57%, 04/30/34(a)	13,667	13,868,237
Citigroup, Inc.
2.52%, 11/03/32, (1-day SOFR + 1.18%)(c)	11,978	10,481,624
3.06%, 01/25/33, (1-day SOFR + 1.35%)(c)	22,370	20,002,949
3.79%, 03/17/33, (1-day SOFR + 1.94%)(a)(c)	20,510	19,019,583
4.91%, 05/24/33, (1-day SOFR + 2.09%)(a)(c)	17,083	16,741,286
5.17%, 09/11/36, (1-day SOFR + 1.49%)(c)	17,675	17,172,740
5.33%, 03/27/36, (1-day SOFR + 1.47%)(a)(c)	15,436	15,194,569
5.41%, 09/19/39, (5-year CMT + 1.73%)(c)	8,988	8,689,680
5.45%, 06/11/35, (1-day SOFR + 1.45%)(a)(c)	17,365	17,312,170
5.83%, 02/13/35, (1-day SOFR + 2.06%)(c)	17,929	17,885,975
5.88%, 02/22/33	3,997	4,077,865
6.00%, 10/31/33(a)	5,678	5,822,917
6.02%, 01/24/36, (1-day SOFR + 1.83%)(c)	21,607	21,743,851
6.13%, 08/25/36	240	243,868
6.17%, 05/25/34, (1-day SOFR + 2.66%)(c)	20,689	21,193,772
6.27%, 11/17/33, (1-day SOFR + 2.34%)(c)	18,800	19,712,347
6.63%, 06/15/32(a)	7,379	7,855,648
Citizens Financial Group, Inc.
2.64%, 09/30/32(a)	3,333	2,826,586
5.64%, 05/21/37, (5-year CMT + 2.75%)(c)	2,273	2,239,693
6.65%, 04/25/35, (1-day SOFR + 2.33%)(c)	5,748	6,048,188
Commonwealth Bank of Australia
3.78%, 03/14/32(b)	8,898	8,172,882
5.84%, 03/13/34(a)(b)	8,530	8,577,116
Cooperatieve Rabobank UA
3.76%, 04/06/33, (1-year CMT + 1.42%)(b)(c)	7,051	6,521,374
5.71%, 01/21/33, (1-year CMT + 1.00%)(a)(b)(c)	5,102	5,213,993
Cooperatieve Rabobank UA/New York, 5.12%, 06/09/36	5,010	4,870,384
Credit Agricole SA
4.82%, 09/25/33, (1-day SOFR + 1.36%)(b)(c)	11,830	11,364,907
5.26%, 01/12/37, (1-day SOFR + 1.43%)(a)(b)(c)	12,470	11,886,610
5.37%, 03/11/34(a)(b)	4,157	4,158,783
5.51%, 07/05/33(b)	6,915	6,990,369
5.86%, 01/09/36, (1-day SOFR + 1.74%)(b)(c)	12,492	12,550,587
6.25%, 01/10/35, (1-day SOFR + 2.67%)(b)(c)	11,331	11,506,645
Deutsche Bank AG/New York
3.74%, 01/07/33, (1-day SOFR + 2.26%)(a)(c)	8,110	7,353,299
5.40%, 09/11/35, (1-day SOFR + 2.05%)(a)(c)	8,293	8,116,658
7.08%, 02/10/34, (1-day SOFR + 3.65%)(c)	10,995	11,603,915
Fifth Third Bancorp
4.34%, 04/25/33, (1-day SOFR + 1.66%)(c)	4,041	3,826,157
5.14%, 01/29/37, (1-day SOFR + 1.24%)(c)	7,550	7,221,784
Fifth Third Bank N.A., 5.33%, 08/25/33, (1-day SOFR + 2.61%)(c)	2,548	2,502,152
First Citizens BancShares, Inc., 6.25%, 03/12/40, (5-year CMT + 1.97%)(c)	3,890	3,761,187
Goldman Sachs Group, Inc. (The)
2.65%, 10/21/32, (1-day SOFR + 1.26%)(c)	21,533	18,884,718
3.10%, 02/24/33, (1-day SOFR + 1.41%)(c)	28,126	25,112,997
4.94%, 10/21/36, (1-day SOFR + 1.33%)(c)	24,265	22,913,981
5.02%, 10/23/35, (1-day SOFR + 1.42%)(a)(c)	25,323	24,310,656
5.07%, 01/21/37, (1-day SOFR + 1.19%)(c)	31,535	29,942,822
Security	Par (000)	Value
Banks (continued)
5.09%, 04/20/34, (1-day SOFR + 1.34%)(c)	$21,900	$21,361,854
5.33%, 07/23/35, (1-day SOFR + 1.55%)(c)	22,461	22,057,806
5.39%, 02/02/41, (5-year CMT + 1.18%)(c)	16,879	15,999,773
5.43%, 06/03/37, (1-day SOFR + 1.31%)(c)	15,045	14,651,954
5.54%, 01/28/36, (1-day SOFR + 1.38%)(c)	22,701	22,464,878
5.66%, 07/21/37, (1-day SOFR + 1.45%)(c)	27,890	27,629,891
5.85%, 04/25/35, (1-day SOFR + 1.55%)(c)	17,898	18,151,482
6.13%, 02/15/33(a)	6,696	7,036,650
6.35%, 02/15/34(a)	4,703	4,810,849
6.45%, 05/01/36	1,735	1,807,682
6.56%, 10/24/34, (1-day SOFR + 1.95%)(c)	9,861	10,451,539
HBOS PLC, 6.00%, 11/01/33(a)(b)	710	718,197
HSBC Bank USA N.A
5.63%, 08/15/35	1,265	1,262,243
5.88%, 11/01/34	1,826	1,859,189
HSBC Holdings PLC
2.87%, 11/22/32, (1-day SOFR + 1.41%)(c)	14,152	12,521,220
4.76%, 03/29/33, (1-day SOFR + 2.53%)(a)(c)	14,327	13,745,437
5.13%, 11/06/36, (1-day SOFR + 1.43%)(a)(c)	15,605	14,932,658
5.21%, 05/12/34, (1-day SOFR + 1.32%)(c)	9,120	8,925,486
5.28%, 03/10/37, (1-day SOFR + 1.55%)(c)	20,430	19,639,385
5.40%, 08/11/33, (1-day SOFR + 2.87%)(c)	18,737	18,688,869
5.45%, 03/03/36, (1-day SOFR + 1.56%)(c)	15,816	15,553,625
5.72%, 03/04/35, (1-day SOFR + 1.78%)(a)(c)	8,195	8,233,950
5.73%, 08/14/37, (1-day SOFR + 1.47%)(c)	16,210	16,061,960
5.74%, 09/10/36, (1-day SOFR + 1.96%)(a)(c)	11,553	11,377,688
5.79%, 05/13/36, (1-day SOFR + 1.88%)(c)	15,804	15,882,422
5.87%, 11/18/35, (1-day SOFR + 1.90%)(c)	12,358	12,322,270
6.25%, 03/09/34, (1-day SOFR + 2.39%)(c)	17,246	17,929,813
6.50%, 05/02/36(a)	7,258	7,697,127
6.50%, 05/02/36	1,885	1,945,432
6.55%, 06/20/34, (1-day SOFR + 2.98%)(c)	15,252	15,860,233
7.40%, 11/13/34, (1-day SOFR + 3.02%)(c)	14,094	15,344,658
8.11%, 11/03/33, (1-day SOFR + 4.25%)(c)	15,516	17,372,436
Huntington Bancshares, Inc./Ohio
5.02%, 05/17/33, (1-day SOFR + 2.05%)(a)(c)	2,848	2,787,380
5.61%, 01/28/41, (5-year CMT + 1.35%)(c)	4,196	4,022,426
5.71%, 02/02/35, (1-day SOFR Index + 1.87%)(c)	8,814	8,825,191
6.14%, 11/18/39, (5-year CMT + 1.70%)(c)	5,076	5,073,442
ING Groep NV
4.25%, 03/28/33, (1-day SOFR + 2.07%)(c)	6,748	6,419,245
5.42%, 03/23/37, (1-day SOFR Index + 1.61%)(c)	12,715	12,415,089
5.53%, 03/25/36, (1-day SOFR + 1.61%)(a)(c)	6,239	6,189,252
5.55%, 03/19/35, (1-day SOFR + 1.77%)(c)	10,445	10,447,608
6.11%, 09/11/34, (1-day SOFR + 2.09%)(a)(c)	8,176	8,488,248
Intercorp Peru Ltd., 5.60%, 07/16/33(a)(b)	2,100	2,096,341
Intesa Sanpaolo SpA
6.01%, 06/29/37, (1-year CMT + 1.50%)(b)(c)	4,530	4,436,687
6.63%, 06/20/33(b)	8,657	9,238,477
7.20%, 11/28/33(b)	9,947	10,975,591
8.25%, 11/21/33, (1-year CMT + 4.40%)(a)(b)(c)	8,831	10,031,203
JPMorgan Chase & Co.
2.55%, 11/08/32, (1-day SOFR + 1.18%)(c)	20,378	17,911,515
2.96%, 01/25/33, (1-day SOFR + 1.26%)(c)	23,646	21,111,669
4.59%, 04/26/33, (1-day SOFR + 1.80%)(c)	17,184	16,642,260
4.81%, 10/22/36, (1-day SOFR + 1.19%)(c)	20,204	19,143,738
4.90%, 01/22/37, (1-day SOFR + 1.07%)(c)	20,415	19,411,789
4.91%, 07/25/33, (1-day SOFR + 2.08%)(c)	30,628	30,097,567

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
4.95%, 10/22/35, (1-day SOFR + 1.34%)(c)	$19,015	$18,400,641
5.15%, 04/23/37, (1-day SOFR + 1.26%)(a)(c)	25,325	24,498,749
5.19%, 02/05/37, (1-day SOFR + 1.30%)(c)	18,830	18,065,780
5.29%, 07/22/35, (1-day SOFR + 1.46%)(c)	24,346	24,080,788
5.34%, 01/23/35, (1-day SOFR + 1.62%)(a)(c)	20,483	20,369,180
5.35%, 06/01/34, (1-day SOFR + 1.85%)(c)	31,908	31,930,871
5.50%, 01/24/36, (1-day SOFR + 1.32%)(c)	22,487	22,464,767
5.57%, 04/22/36, (1-day SOFR + 1.68%)(c)	25,508	25,605,749
5.58%, 07/23/36, (1-day SOFR + 1.64%)(c)	28,821	28,684,409
5.72%, 09/14/33, (1-day SOFR + 2.58%)(c)	25,152	25,493,319
5.77%, 04/22/35, (1-day SOFR + 1.49%)(c)	20,385	20,786,389
5.80%, 07/23/41, (5-year CMT + 1.25%)(c)	17,290	17,100,642
6.25%, 10/23/34, (1-day SOFR + 1.81%)(a)(c)	20,406	21,424,159
KBC Group NV, 6.32%, 09/21/34, (1-year CMT + 2.05%)(b)(c)	5,931	6,206,305
KeyBank N.A.
4.90%, 08/08/32	4,685	4,511,586
5.00%, 01/26/33	6,186	6,012,533
KeyCorp
4.79%, 06/01/33, (1-day SOFR Index + 2.06%)(a)(c)	4,291	4,135,109
5.31%, 01/28/37, (1-day SOFR + 1.37%)(a)(c)	5,865	5,632,260
6.40%, 03/06/35, (1-day SOFR Index + 2.42%)(a)(c)	7,498	7,801,620
KKR Group Finance Co. XII LLC, 4.85%, 05/17/32(b)	5,540	5,390,362
Lloyds Banking Group PLC
4.94%, 11/04/36, (1-year CMT + 0.97%)(c)	10,340	9,787,624
4.98%, 08/11/33, (1-year CMT + 2.30%)(a)(c)	7,528	7,376,143
5.59%, 11/26/35, (1-year CMT + 1.20%)(a)(c)	6,510	6,504,039
5.68%, 01/05/35, (1-year CMT + 1.75%)(a)(c)	15,448	15,579,617
5.70%, 08/17/37, (1-year CMT + 1.00%)(c)	6,510	6,452,153
6.07%, 06/13/36, (1-year CMT + 1.60%)(c)	9,236	9,275,461
7.95%, 11/15/33, (1-year CMT + 3.75%)(c)	7,060	7,840,242
M&T Bank Corp.
5.05%, 01/27/34, (1-day SOFR + 1.85%)(c)	6,173	6,001,188
5.39%, 01/16/36, (1-day SOFR + 1.61%)(a)(c)	7,431	7,233,299
Macquarie Bank Ltd.
5.64%, 08/13/36, (1-year CMT + 1.45%)(a)(b)(c)	7,885	7,692,050
5.82%, 06/10/37, (1-year CMT + 1.35%)(a)(b)(c)	7,310	7,134,947
6.80%, 01/18/33(b)	6,167	6,499,255
Macquarie Group Ltd.
2.87%, 01/14/33, (1-day SOFR + 1.53%)(a)(b)(c)	8,899	7,846,461
4.44%, 06/21/33, (1-day SOFR + 2.41%)(b)(c)	3,805	3,618,211
5.49%, 11/09/33, (1-day SOFR + 2.87%)(a)(b)(c)	5,420	5,425,323
5.89%, 06/15/34, (1-day SOFR + 2.38%)(a)(b)(c)	4,389	4,485,569
6.26%, 12/07/34, (1-day SOFR + 2.30%)(a)(b)(c)	10,940	11,391,904
Mitsubishi UFJ Financial Group, Inc.
2.49%, 10/13/32, (1-year CMT + 0.97%)(c)	5,497	4,806,462
2.85%, 01/19/33, (1-year CMT + 1.10%)(c)	6,254	5,522,796
4.32%, 04/19/33, (1-year CMT + 1.55%)(c)	4,938	4,689,569
5.06%, 01/14/37, (1-year CMT + 0.90%)(c)	11,205	10,721,190
5.13%, 07/20/33, (1-year CMT + 2.13%)(c)	10,799	10,662,041
5.19%, 09/12/36, (1-year CMT + 0.93%)(c)	6,860	6,646,984
5.33%, 04/21/37, (1-year CMT + 1.02%)(c)	11,590	11,276,749
Security	Par (000)	Value
Banks (continued)
5.41%, 04/19/34, (1-year CMT + 1.97%)(a)(c)	$5,861	$5,869,696
5.43%, 04/17/35, (1-year CMT + 1.00%)(a)(c)	9,778	9,702,317
5.44%, 02/22/34, (1-year CMT + 1.63%)(c)	8,746	8,765,190
5.47%, 09/13/33, (1-year CMT + 2.13%)(c)	5,389	5,414,607
5.57%, 01/16/36, (1-year CMT + 0.95%)(c)	8,125	8,115,595
5.57%, 07/24/37, (1-year CMT + 0.95%)(a)(c)	4,125	4,091,052
5.62%, 04/24/36, (1-year CMT + 1.27%)(c)	14,474	14,491,045
Mizuho Bank Ltd., 5.19%, 04/16/36(a)(b)	13,103	12,752,216
Mizuho Financial Group, Inc.
5.05%, 05/12/37, (1-year CMT + 0.85%)(c)	4,345	4,134,485
5.32%, 07/08/36, (1-year CMT + 1.07%)(c)	9,605	9,413,618
5.34%, 07/13/37, (1-year CMT + 0.97%)(c)	7,735	7,503,075
5.42%, 05/13/36, (1-year CMT + 0.98%)(c)	9,232	9,102,306
5.58%, 05/26/35, (1-year CMT + 1.30%)(c)	4,662	4,670,424
5.59%, 07/10/35, (1-year CMT + 1.30%)(c)	4,520	4,526,722
5.67%, 09/13/33, (1-year CMT + 2.40%)(c)	4,738	4,813,681
5.75%, 05/27/34, (1-year CMT + 1.80%)(c)	5,717	5,808,635
5.75%, 07/06/34, (1-year CMT + 1.90%)(c)	7,275	7,394,788
Morgan Stanley
2.48%, 09/16/36, (1-day SOFR + 1.36%)(c)	21,740	18,653,646
2.51%, 10/20/32, (1-day SOFR + 1.20%)(c)	16,612	14,530,735
2.94%, 01/21/33, (1-day SOFR + 1.29%)(c)	17,838	15,812,362
4.89%, 07/20/33, (1-day SOFR + 2.08%)(c)	14,562	14,231,876
5.07%, 01/30/37, (1-day SOFR + 1.18%)(a)(c)	24,860	23,699,827
5.25%, 04/21/34, (1-day SOFR + 1.87%)(c)	23,545	23,254,603
5.30%, 04/10/37, (1-day SOFR Index + 1.41%)(c)	24,400	23,598,911
5.30%, 04/20/37, (1-day SOFR + 2.62%)(c)	14,379	14,090,859
5.31%, 01/18/41, (5-year CMT + 1.17%)(c)	9,618	9,119,701
5.32%, 07/19/35, (1-day SOFR + 1.56%)(c)	23,140	22,786,582
5.42%, 07/21/34, (1-day SOFR + 1.88%)(c)	18,999	18,909,209
5.47%, 01/18/35, (1-day SOFR + 1.73%)(c)	18,780	18,681,352
5.59%, 01/18/36, (1-day SOFR + 1.42%)(c)	21,835	21,795,465
5.61%, 07/17/37, (1-day SOFR Index + 1.43%)(a)(c)	12,160	12,039,550
5.66%, 04/17/36, (1-day SOFR + 1.76%)(c)	21,512	21,559,682
5.83%, 04/19/35, (1-day SOFR + 1.58%)(c)	21,919	22,272,443
5.94%, 02/07/39, (5-year CMT + 1.80%)(c)	12,252	12,296,199
5.95%, 01/19/38, (5-year CMT + 2.43%)(c)	14,859	15,033,188
6.34%, 10/18/33, (1-day SOFR + 2.56%)(c)	20,984	22,008,730
6.63%, 11/01/34, (1-day SOFR + 2.05%)(c)	16,214	17,247,180
7.25%, 04/01/32(a)	5,921	6,563,788
Series I, 4.89%, 10/22/36, (1-day SOFR + 1.31%)(a)(c)	23,240	21,965,705
National Australia Bank Ltd.
3.35%, 01/12/37, (5-year CMT + 1.70%)(b)(c)	8,266	7,384,163
4.95%, 01/10/34(a)(b)	5,047	4,980,019
5.18%, 06/11/34(a)(b)	5,566	5,567,912
5.90%, 01/14/36, (1-year CMT + 1.30%)(a)(b)(c)	9,777	9,800,982
6.43%, 01/12/33(b)	9,054	9,443,625
National Australia Bank Ltd./New York, 5.63%, 06/04/37, (1-year CMT + 1.18%)(a)(b)(c)	4,620	4,513,241
NatWest Group PLC
5.78%, 03/01/35, (1-year CMT + 1.50%)(c)	10,173	10,309,221
6.02%, 03/02/34, (1-year CMT + 2.10%)(c)	7,005	7,227,391
Norinchukin Bank (The)
5.07%, 09/14/32(a)(b)	2,085	2,040,222
5.36%, 09/09/35(a)(b)	3,884	3,777,811
5.36%, 03/10/36(b)	4,075	3,939,955
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Northern Trust Corp.
5.12%, 11/19/40, (5-year CMT + 1.05%)(c)	$4,595	$4,384,324
6.13%, 11/02/32	6,030	6,326,126
PNC Financial Services Group, Inc. (The)
4.63%, 06/06/33, (1-day SOFR Index + 1.85%)(c)	7,128	6,813,860
4.81%, 10/21/32, (1-day SOFR + 1.26%)(c)	10,150	9,966,147
5.07%, 01/24/34, (1-day SOFR + 1.93%)(c)	10,968	10,773,450
5.37%, 07/21/36, (1-day SOFR + 1.42%)(c)	10,415	10,265,002
5.40%, 07/23/35, (1-day SOFR + 1.60%)(a)(c)	11,125	11,019,610
5.42%, 01/25/41, (5-year CMT + 1.17%)(c)	9,438	9,030,231
5.46%, 07/21/37, (1-day SOFR + 1.27%)(c)	6,275	6,178,740
5.58%, 01/29/36, (1-day SOFR + 1.39%)(c)	11,988	12,000,051
5.68%, 01/22/35, (1-day SOFR + 1.90%)(c)	10,980	11,096,739
5.94%, 08/18/34, (1-day SOFR + 1.95%)(a)(c)	5,159	5,318,105
6.04%, 10/28/33, (1-day SOFR Index + 2.14%)(c)	11,192	11,563,472
6.88%, 10/20/34, (1-day SOFR + 2.28%)(a)(c)	15,297	16,555,805
Regions Financial Corp., 5.50%, 09/06/35, (1-day SOFR + 2.06%)(a)(c)	6,080	5,987,121
Royal Bank of Canada
2.30%, 11/03/31	7,302	6,418,510
3.88%, 05/04/32	10,492	9,852,686
5.00%, 02/01/33	13,950	13,813,653
5.00%, 05/02/33	7,167	7,090,875
5.15%, 02/01/34(a)	10,192	10,197,911
6.35%, 11/24/84, (5-year CMT + 2.26%)(c)	6,525	6,225,649
6.50%, 11/24/85, (5-year CMT + 2.46%)(c)	5,000	4,827,029
Santander Holdings USA, Inc.
5.70%, 06/05/37, (1-day SOFR + 1.60%)(a)(c)	3,850	3,749,105
6.34%, 05/31/35, (1-day SOFR + 2.14%)(a)(c)	5,508	5,687,165
Santander U.K. Group Holdings PLC, 5.14%, 09/22/36, (1-day SOFR Index + 1.58%)(c)	7,339	6,956,360
Shinhan Bank Co. Ltd.
4.38%, 04/13/32(a)(b)	2,660	2,543,029
5.75%, 04/15/34(a)(b)	2,590	2,607,759
Societe Generale SA
3.34%, 01/21/33, (1-year CMT + 1.60%)(b)(c)	5,961	5,335,821
5.40%, 08/08/34, (1-day SOFR + 1.51%)(a)(b)(c)	4,305	4,184,850
5.40%, 04/10/37, (1-day SOFR + 1.60%)(b)(c)	6,250	5,938,224
5.44%, 10/03/36, (1-day SOFR + 1.73%)(b)(c)	8,100	7,748,419
6.07%, 01/19/35, (1-year CMT + 2.10%)(a)(b)(c)	7,720	7,803,862
6.10%, 04/13/33, (1-year CMT + 1.60%)(b)(c)	5,950	6,071,529
6.22%, 06/15/33, (1-year CMT + 3.20%)(a)(b)(c)	8,053	8,173,223
6.69%, 01/10/34, (1-year CMT + 2.95%)(b)(c)	9,925	10,387,771
Standard Chartered PLC
3.60%, 01/12/33, (1-year CMT + 1.90%)(b)(c)	4,567	4,126,069
5.24%, 01/13/37, (1-year CMT + 1.07%)(a)(b)(c)	8,835	8,474,828
5.40%, 08/12/36, (1-year CMT + 1.20%)(b)(c)	13,710	13,328,524
5.85%, 08/13/37, (1-year CMT + 1.18%)(b)(c)	2,840	2,820,013
5.91%, 05/14/35, (1-year CMT + 1.45%)(b)(c)	11,685	11,833,241
6.10%, 01/11/35, (1-year CMT + 2.10%)(a)(b)(c)	10,795	11,032,421
6.23%, 01/21/36, (1-year CMT + 1.43%)(b)(c)	7,000	7,204,307
6.30%, 07/06/34, (1-year CMT + 2.58%)(a)(b)(c)	6,115	6,365,165
Security	Par (000)	Value
Banks (continued)
State Street Bank & Trust Co., 5.22%, 07/23/34(a)	$740	$737,894
State Street Corp.
2.62%, 02/07/33, (1-day SOFR + 1.00%)(c)	3,313	2,917,066
4.16%, 08/04/33, (1-day SOFR + 1.73%)(c)	4,829	4,569,833
4.42%, 05/13/33, (1-day SOFR + 1.61%)(a)(c)	4,650	4,477,461
4.68%, 10/22/32, (1-day SOFR + 1.05%)(c)	5,281	5,175,601
4.78%, 10/23/36, (1-day SOFR + 1.22%)(a)(c)	6,970	6,605,767
4.82%, 01/26/34, (1-day SOFR + 1.57%)(c)	5,030	4,915,410
5.09%, 04/24/37, (1-day SOFR + 1.20%)(c)	4,905	4,745,240
5.15%, 02/28/36, (1-day SOFR + 1.22%)(c)	4,700	4,602,469
5.16%, 05/18/34, (1-day SOFR + 1.89%)(a)(c)	6,328	6,287,579
6.12%, 11/21/34, (1-day SOFR + 1.96%)(c)	3,212	3,335,037
Sumitomo Mitsui Financial Group, Inc.
4.95%, 07/08/33, (1-day SOFR + 1.38%)(c)	3,790	3,704,625
5.05%, 01/15/37, (1-day SOFR + 1.22%)(c)	8,500	8,131,546
5.14%, 07/07/34, (1-day SOFR + 1.22%)(c)	2,310	2,260,160
5.25%, 07/08/36, (1-day SOFR + 1.50%)(c)	5,665	5,524,969
5.30%, 07/07/37, (1-day SOFR + 1.29%)(c)	5,450	5,283,134
5.33%, 03/03/41, (5-year CMT + 1.30%)(c)	8,870	8,430,553
5.45%, 01/15/32	4,025	4,052,964
5.56%, 07/09/34	8,942	8,982,241
5.63%, 01/15/35(a)	7,721	7,774,858
5.77%, 01/13/33(a)	11,316	11,557,674
5.78%, 07/13/33	4,474	4,560,990
5.81%, 09/14/33	5,924	6,064,814
Sumitomo Mitsui Trust Bank Ltd.
4.80%, 03/05/36(a)(b)	5,746	5,403,145
4.85%, 09/10/34(a)(b)	3,605	3,465,526
5.05%, 03/13/35(a)(b)	3,093	3,000,838
5.35%, 03/07/34(b)	2,760	2,747,443
Sumitomo Mitsui Trust Group, Inc., 5.42%, 09/11/36, (1-day SOFR + 1.65%)(b)(c)	3,550	3,413,121
Toronto-Dominion Bank (The)
2.45%, 01/12/32	4,872	4,255,143
3.20%, 03/10/32	10,166	9,214,919
4.46%, 06/08/32(a)	12,389	11,973,254
4.87%, 04/22/33	8,539	8,318,249
4.93%, 10/15/35(a)	8,737	8,371,528
5.30%, 01/30/32(a)	6,062	6,101,805
Truist Financial Corp.
4.92%, 07/28/33, (1-day SOFR + 2.24%)(a)(c)	6,923	6,673,243
4.96%, 10/23/36, (1-day SOFR + 1.40%)(c)	10,875	10,306,954
5.12%, 01/26/34, (1-day SOFR + 1.85%)(a)(c)	10,345	10,149,975
5.71%, 01/24/35, (1-day SOFR + 1.92%)(c)	14,458	14,542,663
5.87%, 06/08/34, (1-day SOFR + 2.36%)(c)	12,150	12,363,146
6.12%, 10/28/33, (1-day SOFR + 2.30%)(c)	5,458	5,650,836
Series I, 5.28%, 04/23/37, (1-day SOFR + 1.41%)(a)(c)	9,475	9,152,949
U.S. Bancorp
2.49%, 11/03/36, (5-year CMT + 0.95%)(c)	10,377	8,942,386
2.68%, 01/27/33, (1-day SOFR + 1.02%)(a)(c)	5,834	5,131,357
4.84%, 02/01/34, (1-day SOFR + 1.60%)(c)	14,061	13,630,323
4.97%, 07/22/33, (1-day SOFR + 2.11%)(c)	8,857	8,629,214
5.03%, 01/26/37, (1-day SOFR + 1.10%)(a)(c)	7,545	7,240,482
5.42%, 02/12/36, (1-day SOFR + 1.41%)(a)(c)	8,945	8,889,056
5.47%, 07/27/37, (1-day SOFR + 1.25%)(a)(c)	7,315	7,232,803
5.68%, 01/23/35, (1-day SOFR + 1.86%)(c)	13,856	14,001,611
5.72%, 05/20/41, (5-year CMT + 1.25%)(c)	5,765	5,622,145
5.84%, 06/12/34, (1-day SOFR + 2.26%)(a)(c)	11,968	12,241,595
5.85%, 10/21/33, (1-day SOFR + 2.09%)(c)	10,515	10,775,630

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
UBS Group AG
2.75%, 02/11/33, (1-year CMT + 1.10%)(b)(c)	$7,650	$6,709,178
4.84%, 11/06/33, (1-day SOFR + 1.29%)(b)(c)	11,388	11,014,898
4.99%, 08/05/33, (1-year CMT + 2.40%)(a)(b)(c)	10,984	10,769,333
5.01%, 03/23/37, (1-day SOFR + 1.34%)(b)(c)	12,871	12,215,488
5.20%, 08/10/37, (1-day SOFR + 1.34%)(b)(c)	215	205,865
5.58%, 05/09/36, (1-day SOFR + 1.76%)(a)(b)(c)	12,295	12,227,363
5.70%, 02/08/35, (1-year CMT + 1.77%)(a)(b)(c)	15,549	15,630,540
5.96%, 01/12/34, (1-year CMT + 2.20%)(b)(c)	16,528	16,926,768
6.30%, 09/22/34, (1-year CMT + 2.00%)(b)(c)	13,058	13,626,443
6.54%, 08/12/33, (1-day SOFR + 3.92%)(b)(c)	7,565	7,963,411
9.02%, 11/15/33, (1-day SOFR + 5.02%)(a)(b)(c)	5,933	7,027,723
Wachovia Corp.
5.50%, 08/01/35(a)	5,278	5,197,579
7.50%, 04/15/35(a)	1,772	1,986,323
Wells Fargo & Co.
3.35%, 03/02/33, (1-day SOFR + 1.50%)(c)	27,378	24,844,710
4.89%, 09/15/36, (1-day SOFR + 1.34%)(c)	12,150	11,585,428
4.90%, 07/25/33, (1-day SOFR + 2.10%)(c)	30,355	29,694,759
4.96%, 01/23/37, (1-day SOFR + 1.10%)(c)	23,570	22,445,953
5.21%, 12/03/35, (1-day SOFR + 1.38%)(c)	17,580	17,205,555
5.38%, 02/07/35(a)	3,150	3,167,248
5.39%, 04/24/34, (1-day SOFR + 2.02%)(a)(c)	26,925	26,889,436
5.50%, 01/23/35, (1-day SOFR + 1.78%)(a)(c)	21,178	21,198,865
5.56%, 07/25/34, (1-day SOFR + 1.99%)(a)(c)	30,927	31,164,102
5.61%, 04/23/36, (1-day SOFR + 1.74%)(c)	19,963	20,038,762
6.49%, 10/23/34, (1-day SOFR + 2.06%)(c)	22,081	23,410,266
Westpac Banking Corp.
3.02%, 11/18/36, (5-year CMT + 1.53%)(a)(c)	8,947	7,897,182
5.41%, 08/10/33, (1-year CMT + 2.68%)(c)	5,673	5,643,088
5.62%, 11/20/35, (1-year CMT + 1.20%)(c)	10,252	10,117,423
6.82%, 11/17/33	5,561	5,937,966
Zions Bancorp N.A., 6.82%, 11/19/35, (1-day SOFR + 2.83%)(c)	2,330	2,396,575
		4,348,375,753
Beverages — 1.2%
Anheuser-Busch Cos LLC/Anheuser-Busch InBev Worldwide, Inc., 4.70%, 02/01/36	38,799	36,753,887
Anheuser-Busch InBev Finance, Inc., 4.70%, 02/01/36(a)	1,190	1,127,275
Anheuser-Busch InBev Worldwide, Inc.
5.00%, 06/15/34	7,103	7,020,580
5.88%, 06/15/35	2,130	2,222,518
6.63%, 08/15/33(a)	1,977	2,135,795
Bacardi Ltd./Bacardi-Martini BV, 5.40%, 06/15/33(a)(b)	4,759	4,658,761
Bacardi-Martini BV, 6.00%, 02/01/35(a)(b)	2,783	2,794,935
Becle SAB de CV, 2.50%, 10/14/31(b)	5,275	4,511,838
Brown-Forman Corp., 4.75%, 04/15/33(a)	4,296	4,161,884
Cia Cervecerias Unidas SA, 3.35%, 01/19/32(b)	3,345	2,986,106
Coca-Cola Co. (The)
2.25%, 01/05/32	11,584	10,230,345
4.65%, 08/14/34(a)	5,288	5,197,665
5.00%, 05/13/34(a)	7,115	7,152,564
Coca-Cola Consolidated, Inc., 5.45%, 06/01/34	3,397	3,427,479
Security	Par (000)	Value
Beverages (continued)
Coca-Cola Femsa SAB de CV
1.85%, 09/01/32	$4,792	$3,936,537
5.10%, 05/06/35(a)	3,625	3,561,925
Constellation Brands, Inc.
4.75%, 05/09/32(a)	6,953	6,772,852
4.90%, 05/01/33	5,226	5,074,797
4.95%, 11/01/35(a)	3,338	3,179,899
Diageo Capital PLC
2.13%, 04/29/32	5,823	4,964,371
5.50%, 01/24/33(a)	5,231	5,298,090
5.63%, 10/05/33(a)	6,022	6,147,306
Diageo Investment Corp.
5.63%, 04/15/35	5,605	5,685,298
7.45%, 04/15/35(a)	2,564	2,965,839
JDE Peet's NV, 2.25%, 09/24/31(b)	1,755	1,508,433
Keurig Dr Pepper, Inc.
4.05%, 04/15/32(a)	6,884	6,452,592
5.15%, 05/15/35(a)	3,765	3,649,235
5.30%, 03/15/34(a)	4,865	4,793,863
Maple Parent Holdings Corp., 5.70%, 03/26/36(a)(b)	4,637	4,566,512
Molson Coors Beverage Co., 5.50%, 07/08/36	6,915	6,770,126
Pepsico Singapore Financing I Pte. Ltd., 4.70%, 02/16/34	2,957	2,871,825
PepsiCo, Inc.
1.95%, 10/21/31	5,936	5,157,481
3.90%, 07/18/32(a)	7,757	7,394,555
4.45%, 02/15/33(a)	6,953	6,791,831
4.65%, 07/23/32	6,738	6,672,718
4.80%, 07/17/34(a)	4,475	4,399,478
5.00%, 02/07/35	9,013	8,881,003
5.00%, 07/23/35(a)	8,734	8,604,191
		220,482,389
Biotechnology — 0.6%
Amgen, Inc.
2.00%, 01/15/32	6,836	5,842,675
3.35%, 02/22/32	8,918	8,167,571
4.20%, 03/01/33	5,743	5,422,968
4.85%, 02/19/36(a)	12,167	11,605,658
5.25%, 03/02/33	29,700	29,720,302
Biogen, Inc., 5.75%, 05/15/35(a)	4,738	4,814,307
Bio-Rad Laboratories, Inc., 3.70%, 03/15/32(a)	6,135	5,663,210
CSL Finance PLC
4.25%, 04/27/32(b)	7,050	6,708,906
5.11%, 04/03/34(a)(b)	3,730	3,669,074
Gilead Sciences, Inc.
4.60%, 09/01/35	6,750	6,417,312
4.90%, 05/20/34	3,364	3,298,034
5.10%, 06/15/35(a)	6,786	6,699,129
5.25%, 10/15/33	6,716	6,772,347
Royalty Pharma PLC
5.20%, 09/25/35	6,387	6,206,787
5.40%, 09/02/34	3,525	3,492,149
Vylor, Inc., 5.63%, 08/15/36(b)	1,700	1,699,724
		116,200,153
Building Materials — 0.7%
Amrize Finance U.S. LLC
5.40%, 04/07/35	7,334	7,250,911
7.13%, 07/15/36	80	88,176
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Building Materials (continued)
Carlisle Companies, Inc.
2.20%, 03/01/32(a)	$4,469	$3,819,527
5.25%, 09/15/35(a)	3,065	2,994,136
Carrier Global Corp., 5.90%, 03/15/34	6,347	6,547,717
Cemex SAB de CV, 5.75%, 06/05/36	11,516	11,196,431
CRH America Finance, Inc.
5.00%, 02/09/36(a)	6,658	6,366,957
5.40%, 05/21/34	5,575	5,556,544
5.50%, 01/09/35	9,064	9,054,732
Eagle Materials, Inc., 5.00%, 03/15/36	5,853	5,521,312
Fortune Brands Innovations, Inc.
4.00%, 03/25/32	3,380	3,159,552
5.88%, 06/01/33(a)	4,534	4,645,531
GCC SAB de CV, 3.61%, 04/20/32(b)	1,035	940,759
JH North America Holdings, Inc., 6.13%, 07/31/32(b)	2,790	2,814,555
Johnson Controls International PLC, 6.00%, 01/15/36(a)	1,944	2,016,481
Johnson Controls International PLC/Tyco Fire & Security Finance SCA, 4.90%, 12/01/32(a)	4,652	4,579,941
Marriott International, Inc.
5.20%, 01/30/32(a)	7,555	7,556,093
5.40%, 01/30/34	7,060	7,058,467
5.63%, 08/15/36	7,345	7,345,556
Martin Marietta Materials, Inc., 5.15%, 12/01/34	5,591	5,470,145
Owens Corning, 5.70%, 06/15/34(a)	6,173	6,248,675
St Marys Cement, Inc./Canada, 5.75%, 04/02/34(b)	30	29,853
Trane Technologies Financing Ltd.
5.10%, 06/13/34	3,314	3,284,830
5.25%, 03/03/33(a)	4,902	4,930,800
Vulcan Materials Co., 5.35%, 12/01/34(a)	5,418	5,385,266
		123,862,947
Chemicals — 1.1%
Air Products and Chemicals, Inc.
4.80%, 03/03/33(a)	4,007	3,958,069
4.85%, 02/08/34(a)	7,712	7,533,711
4.90%, 10/11/32(a)	3,619	3,591,066
Albemarle Corp., 5.05%, 06/01/32(a)	2,878	2,824,415
Bayport Polymers LLC, 5.14%, 04/14/32(b)	1,395	1,356,437
Cabot Corp., 5.00%, 06/30/32(a)	2,884	2,850,613
CF Industries, Inc.
5.15%, 03/15/34	5,811	5,684,033
5.30%, 11/26/35(a)	6,499	6,317,526
Dow Chemical Co. (The)
4.25%, 10/01/34(a)	3,929	3,544,987
5.15%, 02/15/34(a)	4,082	3,969,818
5.35%, 03/15/35(a)	2,912	2,837,112
5.65%, 03/15/36(a)	5,280	5,180,918
6.30%, 03/15/33(a)	4,929	5,147,776
Eastman Chemical Co.
5.63%, 02/20/34(a)	5,843	5,844,900
5.75%, 03/08/33(a)	4,051	4,117,973
Ecolab, Inc.
2.13%, 02/01/32	6,110	5,278,528
5.00%, 09/01/35	3,527	3,441,030
5.15%, 06/15/33	7,675	7,638,758
5.35%, 06/15/36	9,462	9,392,347
EIDP, Inc.
4.80%, 05/15/33(a)	4,420	4,217,951
5.13%, 05/15/32	3,962	3,902,745
Security	Par (000)	Value
Chemicals (continued)
GC Treasury Center Co. Ltd., 4.40%, 03/30/32(a)(b)	$1,495	$1,405,116
Lubrizol Corp. (The), 6.50%, 10/01/34	2,052	2,221,752
LYB International Finance III LLC
5.50%, 03/01/34(a)	6,503	6,396,701
5.63%, 05/15/33(a)	3,354	3,351,579
5.88%, 01/15/36(a)	6,737	6,684,194
6.15%, 05/15/35(a)	3,751	3,812,977
Ma'aden Sukuk Ltd.
5.25%, 01/29/36(b)	6,900	6,711,219
5.50%, 02/13/35(b)	4,845	4,820,706
Mosaic Co. (The)
5.45%, 11/15/33(a)	3,444	3,407,449
5.65%, 01/15/34	4,985	4,933,363
5.90%, 08/17/36(a)	4,985	4,910,559
Nutrien Ltd.
4.13%, 03/15/35	2,930	2,632,713
5.25%, 03/12/32	4,657	4,657,259
5.35%, 05/29/36	3,953	3,863,421
5.40%, 06/21/34	4,830	4,809,312
OCP SA
6.70%, 03/01/36(a)(b)	6,800	6,989,237
6.75%, 05/02/34(b)	7,470	7,751,893
RPM International, Inc., 2.95%, 01/15/32	2,601	2,320,634
Sherwin-Williams Co. (The)
2.20%, 03/15/32	3,393	2,927,227
4.80%, 09/01/31	2,579	2,543,989
5.15%, 08/15/35(a)	3,230	3,162,923
Sociedad Quimica y Minera de Chile SA
5.50%, 09/10/34(b)	6,121	6,056,730
6.50%, 11/07/33(a)(b)	5,194	5,450,771
Syensqo Finance America LLC, 5.85%, 06/04/34(b)	4,497	4,500,852
Westlake Corp., 5.55%, 11/15/35(a)	4,235	4,121,554
Yara International ASA, 7.38%, 11/14/32(b)	4,467	4,850,554
		213,925,397
Coal — 0.0%
Australian Metcoal Financing Pty. Ltd., 6.75%, 04/22/34(b)	3,446	3,486,824
Commercial Services — 1.5%
Adani Ports & Special Economic Zone Ltd., 3.83%, 02/02/32(a)(b)	1,225	1,115,256
Ashtead Capital, Inc.
5.50%, 08/11/32(a)(b)	6,053	6,093,945
5.55%, 05/30/33(b)	5,617	5,589,948
5.80%, 04/15/34(b)	6,959	6,988,989
5.95%, 10/15/33(b)	5,265	5,355,263
Automatic Data Processing, Inc.
4.45%, 09/09/34	6,842	6,535,779
4.75%, 05/08/32	9,714	9,590,108
5.00%, 05/07/36	5,761	5,593,652
Block Financial LLC, 5.38%, 09/15/32(a)	2,278	2,232,618
Cintas Corp. No. 2, 4.00%, 05/01/32	5,358	5,087,120
CK Hutchison International 23 Ltd., 4.88%, 04/21/33(a)(b)	7,913	7,795,577
Cornell University
4.84%, 06/15/34(a)	3,185	3,116,290
Series 2025, 4.73%, 06/15/35(a)	2,622	2,536,157
DP World Crescent Ltd., 5.50%, 05/08/35(b)	10,145	10,022,221
Equifax, Inc., 5.65%, 08/15/33(a)	3,410	3,417,051

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services (continued)
ERAC USA Finance LLC
4.90%, 05/01/33(b)	$7,888	$7,724,629
5.20%, 10/30/34(b)	5,989	5,908,382
5.25%, 04/30/36(b)	7,167	7,014,194
6.70%, 06/01/34(b)	3,722	4,022,965
Experian Finance PLC, 5.25%, 08/17/35(a)(b)	2,906	2,844,295
Experian Finance U.S., Inc., 5.35%, 08/24/36(b)	4,540	4,420,208
Global Payments, Inc.
2.90%, 11/15/31	5,947	5,196,156
5.20%, 11/15/32	6,968	6,723,305
5.40%, 08/15/32(a)	5,507	5,410,049
5.40%, 03/15/33	3,829	3,723,756
5.55%, 11/15/35	11,415	10,899,230
ITR Concession Co. LLC, 5.18%, 07/15/35(b)	615	590,736
J Paul Getty Trust (The), 4.91%, 04/01/35(a)	3,131	3,079,803
Johns Hopkins University, 4.71%, 07/01/32	2,095	2,058,237
Leland Stanford Junior University (The), 4.68%, 03/01/35(a)	2,061	1,974,165
Mobility Global, Inc., 6.05%, 06/15/36(a)(b)	4,846	4,752,898
Moody's Corp.
4.25%, 08/08/32(a)	3,187	3,050,674
5.00%, 08/05/34(a)	3,479	3,410,140
Northwestern University, 4.94%, 12/01/35	945	923,321
PayPal Holdings, Inc.
4.40%, 06/01/32(a)	6,964	6,660,921
5.10%, 04/01/35(a)	3,990	3,837,268
5.15%, 06/01/34(a)	6,202	6,045,313
5.55%, 06/01/36	4,135	4,037,742
Port of Newcastle Investments Financing Pty. Ltd., 5.90%, 11/24/31(a)(b)	705	711,286
President and Fellows of Harvard College, 4.61%, 02/15/35(a)	720	693,175
Quanta Services, Inc.
2.35%, 01/15/32(a)	5,583	4,829,514
5.10%, 08/09/35	4,001	3,856,694
5.25%, 08/09/34(a)	4,782	4,685,558
5.30%, 08/09/33	2,305	2,281,961
5.55%, 08/09/36(a)	2,845	2,801,346
RELX Capital, Inc.
4.75%, 05/20/32	3,619	3,540,227
5.25%, 03/27/35(a)	5,091	5,002,602
Rentokil Terminix Funding LLC, 5.63%, 04/28/35(b)	3,607	3,552,600
Rollins, Inc., 5.25%, 02/24/35(a)	3,291	3,203,852
S&P Global, Inc.
2.90%, 03/01/32(a)	11,074	9,942,627
4.80%, 12/04/35(a)	2,035	1,937,819
5.25%, 09/15/33(a)	5,021	5,042,063
Sunbelt Rentals Holdings, Inc., 5.65%, 08/12/36(a)(b)	3,305	3,235,273
TR Finance LLC, 5.50%, 08/15/35(a)	2,394	2,369,725
Transurban Finance Co. Pty. Ltd., 4.92%, 03/24/36(a)(b)	3,679	3,502,432
Triton Container International Ltd./TAL International Container Corp.
3.25%, 03/15/32	5,665	5,005,666
5.15%, 02/15/33(a)	4,103	3,947,404
Trustees of Columbia University in the City of New York (The), Series 2024, 4.36%, 10/01/35(a)	115	108,628
Security	Par (000)	Value
Commercial Services (continued)
Varanasi Aurangabad Nh-2 Tollway Pvt Ltd., 5.90%, 02/28/34(b)	$264	$265,052
Verisk Analytics, Inc.
5.13%, 03/15/36(a)	3,038	2,891,059
5.25%, 06/05/34	4,705	4,606,165
5.25%, 03/15/35	4,810	4,678,991
5.75%, 04/01/33(a)	3,218	3,277,579
Yale University, Series 2025, 4.70%, 04/15/32	1,370	1,358,776
		272,706,435
Computers — 1.5%
Accenture Capital, Inc.
4.25%, 10/04/31(a)	5,140	4,944,427
4.50%, 10/04/34	10,292	9,627,631
5.30%, 07/10/33	6,943	6,891,288
5.60%, 07/10/36	7,765	7,687,342
Apple, Inc.
3.35%, 08/08/32	9,806	9,126,293
4.30%, 05/10/33(a)	7,411	7,232,991
4.50%, 05/12/32(a)	7,434	7,372,613
4.50%, 02/23/36(a)	7,785	7,531,261
4.75%, 05/12/35(a)	6,780	6,686,743
Booz Allen Hamilton, Inc.
5.90%, 01/30/34	3,450	3,395,385
5.95%, 08/04/33(a)	4,605	4,621,161
5.95%, 04/15/35(a)	4,767	4,726,211
Dell International LLC/EMC Corp.
4.75%, 10/06/32(a)	9,639	9,355,038
4.85%, 02/01/35(a)	6,023	5,734,452
5.00%, 02/15/34	6,560	6,354,661
5.10%, 02/15/36(a)	8,444	8,116,197
5.30%, 04/01/32	9,100	9,111,661
5.40%, 04/15/34(a)	7,862	7,811,121
5.50%, 04/01/35(a)	6,630	6,597,473
5.75%, 02/01/33(a)	7,711	7,873,388
8.10%, 07/15/36	5,575	6,470,804
Gartner, Inc., 5.60%, 11/20/35	2,927	2,767,719
Hewlett Packard Enterprise Co.
4.85%, 10/15/31	5,458	5,367,697
5.00%, 10/15/34(a)	14,075	13,498,239
5.25%, 04/01/33(a)	4,267	4,217,171
6.20%, 10/15/35(a)	4,946	5,179,306
HP, Inc.
4.20%, 04/15/32(a)	5,395	5,076,147
5.50%, 01/15/33(a)	7,478	7,506,687
6.10%, 04/25/35(a)	3,419	3,507,527
IBM International Capital Pte. Ltd., 4.90%, 02/05/34(a)	7,129	6,872,264
International Business Machines Corp.
2.72%, 02/09/32(a)	4,372	3,860,305
4.40%, 07/27/32(a)	6,594	6,303,134
4.60%, 02/03/33(a)	1,510	1,451,607
4.75%, 02/06/33(a)	5,160	5,027,859
4.95%, 02/03/36(a)	6,093	5,761,992
5.00%, 02/10/32(a)	6,656	6,593,821
5.20%, 02/10/35(a)	6,429	6,279,554
5.88%, 11/29/32(a)	5,140	5,323,027
Kyndryl Holdings, Inc.
3.15%, 10/15/31(a)	2,252	1,878,668
6.35%, 02/20/34(a)	3,670	3,472,289
Leidos, Inc.
5.00%, 03/15/36(a)	3,700	3,499,327
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Computers (continued)
5.40%, 03/15/32	$3,200	$3,205,854
5.50%, 03/15/35(a)	3,250	3,216,247
5.75%, 03/15/33	4,360	4,423,662
Lenovo Group Ltd., 6.54%, 07/27/32(b)	3,678	3,899,564
NetApp, Inc.
5.50%, 03/17/32	4,908	4,931,593
5.70%, 03/17/35	4,295	4,296,056
		274,685,457
Cosmetics & Personal Care — 0.5%
Colgate-Palmolive Co.
3.25%, 08/15/32(a)	2,575	2,374,615
4.60%, 03/01/33(a)	2,698	2,691,727
Estee Lauder Companies, Inc. (The)
4.65%, 05/15/33(a)	4,800	4,633,178
5.00%, 02/14/34(a)	4,087	4,001,545
Haleon U.S. Capital LLC
3.63%, 03/24/32	14,570	13,502,490
5.38%, 08/21/36	3,440	3,417,129
Kenvue, Inc.
4.85%, 05/22/32(a)	5,084	5,034,455
4.90%, 03/22/33	8,532	8,411,413
L'Oreal SA, 5.00%, 05/20/35(b)	6,543	6,460,616
Procter & Gamble Co. (The)
2.30%, 02/01/32(a)	4,770	4,237,158
4.05%, 01/26/33(a)	4,988	4,799,592
4.10%, 11/03/32(a)	4,112	3,962,010
4.35%, 11/03/35(a)	3,013	2,849,716
4.55%, 01/29/34(a)	5,030	4,917,780
4.55%, 10/24/34(a)	2,645	2,592,388
4.60%, 05/01/35(a)	3,425	3,324,918
5.50%, 02/01/34	2,242	2,300,940
5.80%, 08/15/34(a)	2,940	3,083,957
Unilever Capital Corp.
4.63%, 08/12/34	6,735	6,528,453
5.00%, 12/08/33(a)	5,415	5,404,606
5.90%, 11/15/32	6,805	7,130,872
		101,659,558
Distribution & Wholesale — 0.1%
Ferguson Finance PLC, 4.65%, 04/20/32(b)	4,976	4,802,335
LKQ Corp., 6.25%, 06/15/33(a)	3,435	3,517,497
Marubeni Corp., 5.38%, 04/01/35(a)(b)	2,310	2,296,978
Mitsubishi Corp.
4.88%, 09/09/35(a)(b)	3,011	2,894,336
5.13%, 07/17/34(a)(b)	3,471	3,424,006
5.13%, 06/23/36(a)(b)	4,098	3,979,606
WW Grainger, Inc., 4.45%, 09/15/34(a)	3,349	3,195,589
		24,110,347
Diversified Financial Services — 4.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.30%, 01/30/32	31,822	28,715,487
3.40%, 10/29/33	12,070	10,531,564
4.75%, 01/15/33(a)	5,859	5,630,319
4.95%, 09/10/34	8,710	8,317,544
5.00%, 11/15/35(a)	5,071	4,819,927
5.30%, 01/19/34	5,995	5,886,332
5.38%, 12/15/31(a)	5,063	5,071,570
Affiliated Managers Group, Inc.
5.50%, 08/20/34(a)	2,996	2,951,255
5.50%, 02/15/36	3,242	3,138,389
Security	Par (000)	Value
Diversified Financial Services (continued)
Aircastle Ltd./Aircastle Ireland DAC, 5.75%, 10/01/31(a)(b)	$1,322	$1,337,661
Ally Financial, Inc.
5.55%, 07/31/33, (1-day SOFR + 1.78%)(a)(c)	3,410	3,348,651
6.18%, 07/26/35, (1-day SOFR + 2.29%)(a)(c)	5,362	5,372,152
8.00%, 11/01/31(a)	17,322	19,036,968
American Express Co.
4.42%, 08/03/33, (1-day SOFR + 1.76%)(a)(c)	8,624	8,247,661
4.80%, 10/24/36, (1-day SOFR + 1.24%)(c)	13,500	12,763,130
4.92%, 07/20/33, (1-day SOFR + 1.22%)(c)	11,987	11,778,455
4.99%, 05/26/33, (1-day SOFR + 2.26%)(c)	6,705	6,556,351
5.04%, 05/01/34, (1-day SOFR + 1.84%)(c)	8,299	8,177,588
5.28%, 07/26/35, (1-day SOFR + 1.42%)(c)	11,376	11,253,260
5.41%, 02/08/41, (5-year CMT + 1.15%)(c)	2,554	2,474,515
5.44%, 01/30/36, (1-day SOFR Index + 1.32%)(c)	9,317	9,287,662
5.63%, 07/28/34, (1-day SOFR + 1.93%)(c)	3,727	3,741,202
5.67%, 04/25/36, (1-day SOFR + 1.79%)(a)(c)	10,595	10,707,210
5.92%, 04/25/35, (1-day SOFR + 1.63%)(c)	4,320	4,377,464
Ameriprise Financial, Inc.
4.50%, 05/13/32(a)	3,495	3,398,136
5.15%, 05/15/33(a)	4,974	4,953,668
5.20%, 04/15/35	5,462	5,351,422
5.35%, 06/15/36(a)	3,465	3,387,701
Apollo Global Management, Inc.
5.15%, 08/12/35(a)	6,591	6,310,148
5.70%, 03/30/36(a)	5,511	5,441,438
6.00%, 12/15/54, (5-year CMT + 2.17%)(a)(c)	3,014	2,862,084
6.38%, 11/15/33	4,073	4,272,160
Atlas Warehouse Lending Co. LP, 5.25%, 01/15/33(b)	5,326	5,171,912
Aviation Capital Group LLC, 4.88%, 01/28/33(b)	3,992	3,820,728
Avolon Holdings Funding Ltd.
4.85%, 04/01/33(a)(b)	5,323	5,085,465
4.95%, 10/15/32(b)	8,453	8,146,449
Blackstone Holdings Finance Co. LLC
2.00%, 01/30/32(a)(b)	5,405	4,607,385
2.55%, 03/30/32(a)(b)	3,001	2,607,045
6.20%, 04/22/33(a)(b)	5,935	6,178,912
Blue Owl Finance LLC
4.38%, 02/15/32(a)	4,308	3,940,956
6.25%, 04/18/34(a)	7,271	7,127,326
BOC Aviation USA Corp.
4.63%, 09/04/31(a)(b)	4,730	4,681,479
4.88%, 05/03/33(b)	4,600	4,576,621
Broadridge Financial Solutions, Inc., 5.75%, 05/15/36	3,503	3,464,286
Brookfield Asset Management Ltd.
5.30%, 01/15/36(a)	6,097	5,840,916
5.80%, 04/24/35	5,549	5,555,100
Brookfield Capital Finance LLC, 6.09%, 06/14/33	4,394	4,517,420
Brookfield Finance I U.K. PLC/Brookfield Finance, Inc., 2.34%, 01/30/32	3,975	3,422,242
Brookfield Finance, Inc.
5.33%, 01/15/36(a)	4,301	4,152,681
5.68%, 01/15/35	4,143	4,122,442
6.35%, 01/05/34	5,521	5,753,408
Capital One Financial Corp.
2.62%, 11/02/32, (1-day SOFR + 1.27%)(a)(c)	4,750	4,168,214
5.20%, 09/11/36, (1-day SOFR + 1.63%)(c)	12,975	12,375,236

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
5.27%, 05/10/33, (1-day SOFR + 2.37%)(c)	$9,320	$9,206,991
5.40%, 01/30/37, (1-day SOFR + 1.51%)(c)	10,085	9,722,770
5.82%, 02/01/34, (1-day SOFR + 2.60%)(a)(c)	9,366	9,463,449
5.88%, 07/26/35, (1-day SOFR + 1.99%)(c)	5,552	5,592,906
6.05%, 02/01/35, (1-day SOFR + 2.26%)(a)(c)	7,509	7,643,030
6.18%, 01/30/36, (1-day SOFR + 2.04%)(c)	11,954	11,965,309
6.38%, 06/08/34, (1-day SOFR + 2.86%)(a)(c)	12,849	13,351,637
6.70%, 11/29/32(a)	4,952	5,285,856
7.96%, 11/02/34, (1-day SOFR Index + 3.37%)(c)	7,580	8,560,398
Cboe Global Markets, Inc., 3.00%, 03/16/32	2,101	1,882,836
Charles Schwab Corp. (The)
1.95%, 12/01/31(a)	7,548	6,490,998
2.90%, 03/03/32(a)	8,648	7,744,560
4.91%, 11/14/36, (1-day SOFR + 1.23%)(a)(c)	7,400	7,039,403
5.49%, 05/21/37, (1-day SOFR + 1.28%)(c)	7,255	7,151,943
5.66%, 08/12/37, (1-day SOFR + 1.32%)(a)(c)	6,370	6,348,958
5.85%, 05/19/34, (1-day SOFR + 2.50%)(c)	8,645	8,872,887
6.14%, 08/24/34, (1-day SOFR + 2.01%)(a)(c)	9,953	10,366,156
Citadel LP, 6.38%, 01/23/32(b)	3,450	3,550,418
Citadel Securities Global Holdings LLC
5.13%, 01/27/32(b)	4,723	4,610,630
5.75%, 03/27/36(b)	5,450	5,288,886
6.20%, 06/18/35(b)	3,571	3,581,472
CME Group, Inc., 2.65%, 03/15/32	4,001	3,562,898
Equitable America Global Funding, 4.70%, 09/15/32(b)	3,324	3,194,541
FMR LLC, 4.95%, 02/01/33(b)	2,619	2,556,022
Franklin Templeton, Inc., 5.50%, 08/10/36(a)	5,165	5,063,912
Gabx Leasing LLC, 5.30%, 04/15/36(a)(b)	2,844	2,747,982
Intercontinental Exchange, Inc.
5.15%, 09/01/33	2,630	2,618,573
5.40%, 09/01/36	1,355	1,347,156
Jefferies Financial Group, Inc.
2.63%, 10/15/31(a)	9,524	8,249,729
2.75%, 10/15/32	3,368	2,850,513
5.50%, 02/15/36(a)	11,871	11,240,774
6.20%, 04/14/34	11,209	11,360,525
6.25%, 01/15/36(a)	2,215	2,224,229
Lazard Group LLC, 5.63%, 08/01/35	1,938	1,905,567
LPL Holdings, Inc.
5.65%, 03/15/35(a)	3,700	3,623,969
5.75%, 06/15/35(a)	3,802	3,742,075
6.00%, 05/20/34(a)	3,785	3,819,783
LSEG U.S. Fin Corp.
5.25%, 03/23/36(b)	6,513	6,331,546
5.30%, 03/28/34(b)	5,824	5,754,178
Mastercard, Inc.
2.00%, 11/18/31(a)	5,026	4,392,103
4.35%, 01/15/32	7,890	7,675,909
4.55%, 01/15/35	7,546	7,213,697
4.85%, 03/09/33	4,886	4,840,725
4.88%, 05/09/34(a)	6,822	6,716,096
4.95%, 03/15/32(a)	3,445	3,452,569
5.00%, 06/08/36	7,897	7,684,110
Mitsubishi HC Finance America LLC, 5.66%, 02/28/33(a)(b)	3,478	3,510,683
Nasdaq, Inc., 5.55%, 02/15/34	7,629	7,705,898
Nomura Holdings, Inc.
3.00%, 01/22/32	10,037	8,920,989
5.49%, 06/29/35(a)	3,275	3,260,496
Security	Par (000)	Value
Diversified Financial Services (continued)
5.55%, 07/14/36	$6,350	$6,205,935
5.78%, 07/03/34(a)	7,458	7,547,501
6.09%, 07/12/33(a)	4,210	4,356,548
6.18%, 01/18/33(a)	4,080	4,235,519
Nuveen LLC, 5.85%, 04/15/34(b)	4,942	5,001,292
ORIX Corp.
4.00%, 04/13/32(a)	3,372	3,191,832
5.20%, 09/13/32(a)	2,685	2,689,547
5.40%, 02/25/35	3,849	3,802,746
Raymond James Financial, Inc., 4.90%, 09/11/35(a)	4,356	4,138,233
Sumisho Air Lease Corp.
2.88%, 01/15/32	4,950	4,374,743
5.50%, 03/24/36(b)	5,814	5,668,471
SURA Asset Management SA, 6.35%, 05/13/32(a)(b)	3,346	3,466,121
Synchrony Financial
2.88%, 10/28/31(a)	4,617	4,053,698
6.00%, 07/29/36, (1-day SOFR + 2.07%)(c)	3,615	3,563,611
6.28%, 07/31/37, (1-day SOFR + 2.03%)(c)	3,445	3,427,841
TPG Operating Group II LP
5.38%, 01/15/36	3,751	3,596,581
5.88%, 03/05/34(a)	4,560	4,584,051
UBS Americas, Inc., 7.13%, 07/15/32(a)	4,879	5,354,721
Visa, Inc.
4.15%, 12/14/35(a)	10,442	9,737,637
4.40%, 02/12/33	4,373	4,241,142
4.70%, 02/12/36(a)	3,615	3,486,221
Voya Financial, Inc.
5.00%, 09/20/34(a)	2,760	2,658,635
5.05%, 03/02/36(a)	2,704	2,571,955
		742,058,618
Electric — 9.1%
Abu Dhabi National Energy Co. PJSC
4.38%, 10/09/31(a)(b)	3,390	3,261,084
4.70%, 04/24/33(b)	9,120	8,888,900
AEP Texas, Inc.
4.70%, 05/15/32	4,585	4,445,483
5.40%, 06/01/33	3,178	3,160,535
5.70%, 05/15/34	3,810	3,847,073
Series E, 6.65%, 02/15/33	1,892	2,020,093
Series Q, 5.20%, 04/15/36(a)	5,010	4,827,275
AEP Transmission Co. LLC
5.15%, 04/01/34(a)	3,257	3,227,069
5.25%, 06/01/36(a)	1,765	1,731,506
5.38%, 06/15/35	2,691	2,679,495
AES Andes SA, 6.25%, 03/14/32(a)(b)	2,415	2,474,564
AES Corp. (The), 5.80%, 03/15/32(a)	5,375	5,390,266
Alabama Power Co.
3.05%, 03/15/32	4,848	4,382,638
3.94%, 09/01/32(a)	2,634	2,482,344
5.10%, 04/02/35(a)	3,649	3,583,063
5.70%, 02/15/33	1,596	1,638,936
5.85%, 11/15/33(a)	2,200	2,270,582
Alliant Energy Finance LLC, 3.60%, 03/01/32(a)(b)	2,448	2,247,806
Ameren Corp.
5.00%, 05/15/36	2,925	2,791,540
5.38%, 03/15/35(a)	5,205	5,138,955
Ameren Illinois Co.
3.85%, 09/01/32	3,333	3,113,676
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
4.95%, 06/01/33	$3,600	$3,542,558
5.50%, 09/15/36	2,725	2,734,411
American Electric Power Co., Inc.
5.63%, 03/01/33(a)	6,629	6,750,138
5.95%, 11/01/32	4,469	4,615,196
6.95%, 12/15/54, (5-year CMT + 2.68%)(c)	4,309	4,525,307
Series D, 6.05%, 03/15/56, (5-year CMT + 1.94%)(c)	9,628	9,365,062
American Transmission Systems, Inc., 2.65%, 01/15/32(b)	4,365	3,847,712
Appalachian Power Co.
4.50%, 08/01/32	4,217	4,066,076
5.65%, 04/01/34	2,744	2,766,555
Series L, 5.80%, 10/01/35(a)	1,551	1,547,509
Arizona Public Service Co.
2.20%, 12/15/31	3,281	2,829,557
5.10%, 03/15/36(a)	3,999	3,844,789
5.50%, 09/01/35	2,955	2,949,451
5.55%, 08/01/33	3,258	3,278,899
5.70%, 08/15/34	4,980	5,044,628
6.35%, 12/15/32	3,265	3,420,329
Baltimore Gas and Electric Co.
5.15%, 06/01/33	3,395	3,364,713
5.30%, 06/01/34(a)	3,190	3,166,793
5.45%, 06/01/35	4,987	4,963,845
Berkshire Hathaway Energy Co., 6.13%, 04/01/36(a)	11,772	12,245,460
Black Hills Corp.
4.35%, 05/01/33	3,050	2,836,194
6.00%, 01/15/35	3,235	3,281,927
6.15%, 05/15/34	3,550	3,648,847
Capital Power U.S. Holdings, Inc., 6.19%, 06/01/35(b)	3,548	3,592,106
CenterPoint Energy Houston Electric LLC
4.95%, 04/01/33	4,354	4,270,239
5.05%, 03/01/35	3,890	3,793,439
5.15%, 03/01/34(a)	2,619	2,590,869
Series AG, 3.00%, 03/01/32	2,423	2,186,250
Series AI, 4.45%, 10/01/32(a)	3,514	3,382,206
Series AQ, 4.95%, 08/15/35(a)	3,906	3,770,414
Series AR, 4.85%, 04/01/36(a)	3,835	3,657,713
Series K2, 6.95%, 03/15/33(a)	2,474	2,702,087
CenterPoint Energy, Inc.
6.40%, 08/15/58, (5-year CMT + 1.89%)(c)	1,000	1,004,276
Series B, 6.85%, 02/15/55, (5-year CMT + 2.95%)(a)(c)	2,672	2,764,235
Chpe LLC
5.10%, 06/30/33(b)	3,395	3,327,443
5.35%, 06/30/36(b)	9,448	9,186,544
Cikarang Listrindo Tbk PT, 5.65%, 03/12/35(a)(b)	2,110	2,068,122
Cleco Power LLC
5.30%, 01/15/36(a)(b)	2,302	2,250,012
6.50%, 12/01/35	1,871	1,963,576
CMS Energy Corp., 6.50%, 06/01/55, (5-year CMT + 1.96%)(c)	7,266	7,314,588
Colbun SA
3.15%, 01/19/32(b)	3,526	3,173,795
5.38%, 09/11/35(a)(b)	3,485	3,428,717
Cometa Energia SA de CV, 6.38%, 04/24/35(a)(b)	3,512	3,582,661
Security	Par (000)	Value
Electric (continued)
Comision Federal de Electricidad
3.88%, 07/26/33(a)(b)	$7,230	$6,227,839
6.05%, 01/28/34(b)	7,900	7,690,650
6.45%, 01/24/35(b)	6,105	6,064,514
Commonwealth Edison Co.
3.15%, 03/15/32	2,140	1,945,619
4.90%, 02/01/33(a)	2,838	2,795,361
5.30%, 06/01/34	2,285	2,283,595
Connecticut Light and Power Co. (The)
4.90%, 07/01/33(a)	2,160	2,119,757
4.95%, 08/15/34	2,448	2,377,947
6.35%, 06/01/36	200	210,861
Consolidated Edison Co. of New York, Inc.
5.13%, 03/15/35(a)	2,510	2,455,472
5.15%, 06/15/36(a)	3,556	3,468,817
5.20%, 03/01/33	3,795	3,795,463
5.38%, 05/15/34	3,741	3,739,285
5.50%, 03/15/34(a)	5,019	5,079,390
Series 05-A, 5.30%, 03/01/35	3,442	3,418,485
Series 06-A, 5.85%, 03/15/36	1,180	1,210,274
Series 06-B, 6.20%, 06/15/36	225	236,044
Consorcio Transmantaro SA, 4.70%, 04/16/34(a)(b)	1,935	1,874,027
Constellation Energy Generation LLC
4.80%, 01/15/32(a)	4,415	4,323,283
5.30%, 06/01/36	5,792	5,613,558
5.80%, 03/01/33	4,317	4,423,255
6.13%, 01/15/34	3,858	4,012,048
Consumers Energy Co.
3.60%, 08/15/32(a)	2,265	2,101,890
4.63%, 05/15/33	5,494	5,318,300
5.05%, 05/15/35(a)	4,263	4,173,912
5.13%, 05/01/36(a)	4,290	4,196,295
Dominion Energy South Carolina, Inc.
5.30%, 05/15/33	2,534	2,539,854
6.63%, 02/01/32(a)	1,658	1,778,073
Series 2025, 5.30%, 01/15/35	3,645	3,617,938
Series A, 2.30%, 12/01/31	2,158	1,886,104
Dominion Energy, Inc.
4.35%, 08/15/32(a)	4,367	4,156,677
5.35%, 06/15/36	7,176	6,967,296
5.38%, 11/15/32(a)	6,938	6,954,080
5.45%, 03/15/35(a)	5,942	5,866,769
6.20%, 02/15/56, (5-year CMT + 2.01%)(c)	9,675	9,485,097
6.25%, 12/15/56, (5-year CMT + 1.70%)(c)	570	562,065
6.63%, 05/15/55, (5-year CMT + 2.21%)(c)	8,560	8,593,923
Series B, 5.95%, 06/15/35	4,053	4,140,325
Series B, 7.00%, 06/01/54, (5-year CMT + 2.51%)(c)	6,427	6,684,350
Series E, 6.30%, 03/15/33	2,258	2,367,828
Series F, 5.25%, 08/01/33	4,580	4,522,469
DTE Electric Co.
5.20%, 04/01/33	3,793	3,800,416
5.20%, 03/01/34	3,375	3,363,801
5.25%, 05/15/35(a)	5,224	5,167,130
Series A, 3.00%, 03/01/32	3,390	3,073,395
Series A, 4.85%, 03/01/36	4,517	4,302,149
Series A, 6.63%, 06/01/36	275	297,929
DTE Energy Co.
5.05%, 10/01/35(a)	3,445	3,308,161
5.85%, 06/01/34	6,380	6,517,417

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Series C, 6.20%, 07/01/58, (5-year CMT + 1.81%)(a)(c)	$8,122	$8,089,102
Duke Energy Carolinas LLC
2.85%, 03/15/32	2,881	2,569,534
4.85%, 01/15/34(a)	3,385	3,296,730
4.95%, 01/15/33	8,919	8,826,365
5.15%, 06/15/36(a)	5,568	5,428,067
5.25%, 03/15/35(a)	4,960	4,907,476
6.45%, 10/15/32(a)	3,211	3,407,467
Duke Energy Corp.
4.50%, 08/15/32(a)	8,154	7,857,382
4.95%, 09/15/35(a)	11,128	10,630,783
5.45%, 06/15/34	5,536	5,535,571
5.75%, 09/15/33(a)	4,796	4,895,800
6.45%, 09/01/54, (5-year CMT + 2.59%)(c)	6,713	6,847,696
Duke Energy Florida LLC
2.40%, 12/15/31	3,268	2,873,779
4.85%, 12/01/35	2,406	2,303,055
5.88%, 11/15/33	3,965	4,102,347
Duke Energy Indiana LLC
5.25%, 03/01/34	2,138	2,124,759
6.12%, 10/15/35	95	98,725
Series DDDD, 4.95%, 03/15/36	3,576	3,430,678
Duke Energy Ohio, Inc.
5.25%, 04/01/33	2,698	2,692,573
5.30%, 06/15/35(a)	2,596	2,558,738
Duke Energy Progress LLC
3.40%, 04/01/32	2,681	2,465,203
5.05%, 03/15/35(a)	5,547	5,414,776
5.10%, 03/15/34	3,368	3,353,936
5.25%, 03/15/33	3,517	3,526,887
Duquesne Light Holdings, Inc., 2.78%, 01/07/32(a)(b)	2,589	2,265,782
Edison International, 5.25%, 03/15/32	3,712	3,576,894
El Paso Electric Co., 6.00%, 05/15/35	2,657	2,672,684
Electricite de France SA
4.75%, 10/13/35(a)(b)	3,000	2,827,721
5.25%, 04/22/36(a)(b)	8,600	8,247,221
5.75%, 01/13/35(a)(b)	4,570	4,635,225
5.95%, 04/22/34(a)(b)	3,865	3,990,066
6.25%, 05/23/33(a)(b)	5,985	6,304,203
Emera U.S. Finance LLC, 5.20%, 04/01/33	2,005	1,962,403
Emirates Semb Corp. Water & Power Co. PJSC, 4.45%, 08/01/35(b)	2,700	2,493,719
Enel Finance International NV
5.00%, 06/15/32(b)	7,946	7,808,494
5.00%, 09/30/35(a)(b)	9,097	8,644,858
5.50%, 06/26/34(a)(b)	5,710	5,677,425
7.50%, 10/14/32(b)	8,940	9,875,119
ENEL Finance International NV, 5.38%, 07/13/36(b)	4,529	4,386,835
Engie Energia Chile SA, 6.38%, 04/17/34(a)(b)	3,855	3,983,472
Engie SA, 5.63%, 04/10/34(b)	5,248	5,311,035
Entergy Arkansas LLC
4.95%, 01/15/36(a)	4,081	3,911,039
5.15%, 01/15/33(a)	3,034	3,019,658
5.30%, 09/15/33	2,228	2,228,204
5.45%, 06/01/34(a)	5,080	5,118,757
Entergy Corp.
6.10%, 06/15/56, (5-year CMT + 2.01%)(c)	4,049	3,968,508
6.50%, 12/15/56, (5-year CMT + 1.88%)(c)	2,220	2,215,281
Security	Par (000)	Value
Electric (continued)
Entergy Louisiana LLC
2.35%, 06/15/32	$3,922	$3,376,521
4.00%, 03/15/33(a)	5,360	4,990,098
4.90%, 04/15/36	5,518	5,245,964
5.15%, 09/15/34	4,338	4,272,569
5.35%, 03/15/34(a)	3,517	3,521,361
5.50%, 09/15/36	3,420	3,387,762
Entergy Mississippi LLC
5.00%, 09/01/33	2,116	2,074,835
5.05%, 04/15/36	2,815	2,696,534
Entergy Texas, Inc.
5.20%, 06/15/36	4,060	3,941,111
5.25%, 04/15/35	3,808	3,741,752
Evergy Kansas Central, Inc.
5.25%, 03/15/35	3,934	3,859,233
5.30%, 07/01/36	2,585	2,534,752
5.90%, 11/15/33	2,392	2,469,233
Evergy Metro, Inc.
4.95%, 04/15/33	3,160	3,094,739
5.13%, 08/15/35	2,688	2,608,142
5.40%, 04/01/34	2,132	2,130,813
Series B, 6.05%, 11/15/35(a)	365	382,316
Evergy Missouri West, Inc.
3.75%, 03/15/32(b)	1,807	1,622,266
5.25%, 12/15/35(b)	2,107	2,045,137
5.65%, 06/01/34(b)	2,382	2,377,916
Eversource Energy
3.38%, 03/01/32(a)	6,440	5,857,243
5.13%, 05/15/33	6,683	6,559,151
5.50%, 01/01/34(a)	5,544	5,537,160
5.95%, 07/15/34	5,660	5,805,673
Exelon Corp.
3.35%, 03/15/32(a)	3,977	3,632,127
4.95%, 06/15/35(a)	2,384	2,268,139
4.95%, 03/15/36	7,155	6,775,559
5.30%, 03/15/33	6,851	6,826,080
5.45%, 03/15/34	5,298	5,287,735
5.63%, 06/15/35	3,749	3,748,622
6.50%, 03/15/55, (5-year CMT + 1.98%)(c)	6,411	6,461,249
7.60%, 04/01/32	1,809	1,998,676
FirstEnergy Transmission LLC
4.75%, 01/15/33(a)	2,155	2,081,544
5.00%, 01/15/35	2,891	2,787,821
Florida Power & Light Co.
2.45%, 02/03/32	10,097	8,885,501
4.70%, 02/15/36	4,454	4,210,103
4.80%, 05/15/33	5,329	5,216,617
4.95%, 06/01/35	3,295	3,194,707
5.00%, 08/01/34	2,513	2,465,112
5.10%, 04/01/33	5,585	5,554,196
5.13%, 06/01/36	3,780	3,694,765
5.30%, 06/15/34	7,825	7,833,846
5.63%, 04/01/34	3,026	3,073,135
5.95%, 10/01/33(a)	1,819	1,881,338
Georgia Power Co.
4.70%, 05/15/32(a)	4,806	4,718,910
4.95%, 05/17/33(a)	8,022	7,914,043
5.20%, 03/15/35(a)	5,000	4,944,339
5.25%, 03/15/34(a)	6,415	6,390,740
Iberdrola International BV, 6.75%, 07/15/36	10	10,885
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Idaho Power Co.
4.85%, 03/01/36(a)	$2,154	$2,050,717
5.20%, 08/15/34	2,145	2,133,746
Indianapolis Power & Light Co.
5.05%, 08/15/35(a)(b)	2,085	2,033,548
5.65%, 12/01/32(a)(b)	2,150	2,192,535
Interconexion Electrica SA ESP, 3.83%, 11/26/33(b)	480	429,653
Interstate Power and Light Co.
4.95%, 09/30/34	2,827	2,718,452
5.60%, 06/29/35(a)	3,999	4,019,309
5.70%, 10/15/33	2,484	2,525,824
IPALCO Enterprises, Inc., 5.75%, 04/01/34	2,645	2,579,496
ITC Holdings Corp.
5.40%, 06/01/33(b)	3,248	3,231,213
5.50%, 04/15/36(b)	2,720	2,678,040
5.65%, 05/09/34(a)(b)	2,890	2,896,498
Jersey Central Power & Light Co.
2.75%, 03/01/32(b)	3,952	3,477,455
5.10%, 01/15/35	5,314	5,196,410
5.15%, 01/15/36	3,465	3,363,373
Kallpa Generacion SA
5.50%, 09/11/35(a)(b)	4,745	4,672,639
5.88%, 01/30/32(a)(b)	3,029	3,085,642
Kentucky Power Co., 7.00%, 11/15/33(b)	2,427	2,567,826
Kentucky Utilities Co., 5.45%, 04/15/33	2,826	2,845,250
Liberty Utilities Co.
5.65%, 05/15/36(b)	4,040	3,931,341
5.87%, 01/31/34(b)	2,794	2,810,936
Louisville Gas and Electric Co., 5.45%, 04/15/33(a)	2,614	2,634,726
Mexico Generadora de Energia S de rl, 5.50%, 12/06/32(b)	218	215,595
MidAmerican Energy Co.
5.35%, 01/15/34	2,481	2,500,281
5.75%, 11/01/35(a)	550	565,198
6.75%, 12/30/31(a)	3,845	4,149,713
Monongahela Power Co., 5.85%, 02/15/34(a)(b)	2,642	2,712,442
Narragansett Electric Co. (The), 5.35%, 05/01/34(b)	3,340	3,307,233
National Grid PLC
5.41%, 06/09/36	5,178	5,049,422
5.42%, 01/11/34(a)	5,516	5,493,234
5.81%, 06/12/33(a)	6,041	6,184,520
National Grid USA, 5.80%, 04/01/35(a)	2,039	2,079,320
National Rural Utilities Cooperative Finance Corp.
2.75%, 04/15/32	3,635	3,206,795
4.02%, 11/01/32	4,672	4,383,815
4.15%, 12/15/32(a)	2,750	2,592,819
5.00%, 08/15/34	2,565	2,509,834
5.80%, 01/15/33(a)	4,714	4,867,822
Series C, 8.00%, 03/01/32	3,355	3,799,776
Nevada Power Co., Series N, 6.65%, 04/01/36	515	550,222
New York State Electric & Gas Corp.
2.15%, 10/01/31(a)(b)	95	82,684
5.05%, 08/15/35(b)	1,599	1,538,634
5.30%, 08/15/34(b)	3,435	3,381,999
5.45%, 08/15/36(b)	2,300	2,255,360
5.85%, 08/15/33(b)	2,280	2,327,271
Security	Par (000)	Value
Electric (continued)
NextEra Energy Capital Holdings, Inc.
2.44%, 01/15/32(a)	$7,239	$6,296,855
5.00%, 07/15/32(a)	7,172	7,091,230
5.05%, 02/28/33(a)	7,636	7,520,092
5.25%, 03/15/34	6,696	6,612,679
5.30%, 03/15/32(a)	5,161	5,174,958
5.45%, 03/15/35(a)	7,700	7,627,254
6.50%, 08/15/55, (5-year CMT + 1.98%)(c)	3,380	3,397,309
6.75%, 06/15/54, (5-year CMT + 2.46%)(a)(c)	7,605	7,782,995
Series BB, 6.20%, 10/01/56, (5-year CMT + 1.77%)(c)	8,775	8,551,783
Niagara Energy SAC, 5.75%, 10/03/34(a)(b)	8,339	8,327,506
Niagara Mohawk Power Corp.
2.76%, 01/10/32(b)	2,561	2,258,403
4.28%, 10/01/34(b)	3,324	3,020,485
5.11%, 01/12/36(b)	3,370	3,222,266
5.29%, 01/17/34(b)	3,643	3,576,318
Northern States Power Co.
4.85%, 05/15/36(a)	6,835	6,536,541
5.05%, 05/15/35(a)	4,379	4,285,722
5.25%, 07/15/35	155	152,210
6.25%, 06/01/36	505	532,703
NRG Energy, Inc.
5.41%, 10/15/35(a)(b)	3,922	3,745,724
7.00%, 03/15/33(b)	5,938	6,300,254
NSTAR Electric Co.
5.20%, 03/01/35	5,306	5,227,673
5.20%, 05/15/36(a)	2,753	2,698,013
5.40%, 06/01/34(a)	5,040	5,037,208
Ohio Edison Co., 5.50%, 01/15/33(a)(b)	2,105	2,117,328
Ohio Power Co.
5.00%, 06/01/33(a)	2,777	2,713,877
5.65%, 06/01/34	2,434	2,461,162
Series D, 6.60%, 03/01/33	1,943	2,052,984
Series F, 5.85%, 10/01/35	2,056	2,072,567
Series G, 6.60%, 02/15/33	2,269	2,403,795
Oklahoma Gas and Electric Co., 5.40%, 01/15/33	3,089	3,115,725
Oncor Electric Delivery Co. LLC
4.15%, 06/01/32(a)	2,650	2,516,579
4.55%, 09/15/32	4,767	4,611,572
5.35%, 04/01/35(a)	4,729	4,709,022
5.65%, 11/15/33(a)	5,513	5,625,695
7.00%, 05/01/32	3,322	3,633,819
7.25%, 01/15/33(a)	3,063	3,393,527
Pacific Gas and Electric Co.
4.40%, 03/01/32	3,874	3,668,898
5.05%, 11/15/31	5,230	5,151,200
5.05%, 10/15/32	7,102	6,934,318
5.20%, 05/01/36	5,615	5,296,529
5.25%, 02/01/32	5,140	5,108,222
5.60%, 08/15/36(a)	5,010	4,870,194
5.70%, 03/01/35	6,883	6,787,140
5.80%, 05/15/34	7,140	7,146,284
5.85%, 11/01/36	5,140	5,083,874
5.90%, 06/15/32(a)	4,683	4,750,113
6.00%, 08/15/35(a)	6,518	6,561,833
6.15%, 01/15/33(a)	5,855	6,013,810
6.40%, 06/15/33	8,959	9,289,825
6.95%, 03/15/34	6,021	6,439,717

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
PacifiCorp
5.25%, 06/15/35	$3,586	$3,420,891
5.45%, 04/15/33	7,113	7,076,854
5.45%, 02/15/34(a)	8,555	8,476,251
5.80%, 04/15/36	7,126	7,106,031
7.70%, 11/15/31(a)	2,078	2,293,272
PECO Energy Co.
4.88%, 09/15/35	2,705	2,611,685
4.90%, 06/15/33	3,818	3,763,466
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 5.45%, 02/03/36(b)	7,000	6,596,881
Potomac Electric Power Co., 5.20%, 03/15/34	2,470	2,446,242
PPL Capital Funding, Inc., 5.25%, 09/01/34	5,014	4,926,996
PPL Electric Utilities Corp.
4.85%, 02/15/34	4,466	4,351,333
5.00%, 05/15/33	4,473	4,422,364
Progress Energy, Inc., 7.00%, 10/30/31	2,700	2,913,495
Public Service Co. of Colorado
4.10%, 06/01/32(a)	3,065	2,915,436
5.05%, 06/15/36	4,029	3,869,988
5.15%, 09/15/35(a)	6,398	6,215,707
5.35%, 05/15/34	6,903	6,862,018
Public Service Co. of New Hampshire, 5.35%, 10/01/33(a)	5,440	5,460,153
Public Service Co. of Oklahoma
5.20%, 01/15/35	4,283	4,167,926
5.25%, 01/15/33	4,014	3,984,888
5.45%, 01/15/36(a)	5,627	5,537,425
Series O, 5.40%, 02/15/34(a)	1,600	1,593,672
Public Service Electric and Gas Co.
3.10%, 03/15/32	3,056	2,770,040
4.65%, 03/15/33	3,316	3,225,999
4.85%, 08/01/34	4,363	4,227,544
4.90%, 12/15/32(a)	3,027	2,987,102
4.90%, 08/15/35(a)	3,199	3,102,794
5.05%, 03/01/35(a)	2,975	2,907,266
5.20%, 08/01/33(a)	3,829	3,835,012
5.20%, 03/01/34	3,155	3,139,992
Series D, 5.25%, 07/01/35	860	853,591
Series R, 5.40%, 08/01/36(a)	2,890	2,884,640
Public Service Enterprise Group, Inc.
2.45%, 11/15/31	5,125	4,488,875
5.40%, 03/15/35(a)	2,760	2,728,502
5.45%, 04/01/34	3,850	3,838,798
6.13%, 10/15/33	2,912	3,016,730
Puget Energy, Inc.
4.22%, 03/15/32(a)	4,135	3,915,784
5.73%, 03/15/35	4,802	4,740,131
Puget Sound Energy, Inc.
5.33%, 06/15/34(a)	2,827	2,824,435
5.48%, 06/01/35	1,255	1,238,428
RWE Finance U.S. LLC
5.13%, 09/18/35(a)(b)	6,472	6,181,942
5.88%, 04/16/34(b)	7,156	7,247,814
San Diego Gas & Electric Co.
5.35%, 05/15/35	1,970	1,921,393
5.40%, 04/15/35	6,027	5,975,583
Series DDDD, 5.20%, 03/15/36	3,522	3,408,876
Series XXX, 3.00%, 03/15/32	3,713	3,314,376
Sempra
5.25%, 03/15/36	5,888	5,664,705
Security	Par (000)	Value
Electric (continued)
5.50%, 08/01/33	$5,676	$5,709,090
6.40%, 10/01/54, (5-year CMT + 2.63%)(c)	8,280	8,186,529
6.55%, 04/01/55, (5-year CMT + 2.14%)(c)	4,292	4,215,587
Sociedad de Transmision Austral SA, 4.00%, 01/27/32(a)(b)	2,609	2,426,181
Solar Star Funding LLC, 5.38%, 06/30/35(a)(b)	1,111	1,098,570
Southern California Edison Co.
2.75%, 02/01/32(a)	5,957	5,228,502
4.80%, 03/15/33	5,516	5,271,892
5.20%, 06/01/34(a)	6,405	6,194,113
5.45%, 03/01/35(a)	6,038	5,876,338
5.63%, 02/01/36(a)	1,255	1,219,022
5.95%, 11/01/32	5,498	5,619,067
6.00%, 01/15/34(a)	3,924	3,966,098
Series 04-G, 5.75%, 04/01/35	2,897	2,873,919
Series 05-B, 5.55%, 01/15/36	450	437,370
Series 05-E, 5.35%, 07/15/35	2,312	2,218,466
Southern Co. (The)
4.25%, 07/01/36	4,115	3,692,770
4.85%, 03/15/35(a)	5,235	4,987,765
5.20%, 06/15/33(a)	6,610	6,534,855
5.70%, 10/15/32(a)	3,825	3,906,233
5.70%, 03/15/34	7,825	7,934,302
6.00%, 04/01/58, (5-year CMT + 1.99%)(c)	8,285	8,163,809
Series 2025, 6.38%, 03/15/55, (5-year CMT + 2.07%)(c)	12,177	12,241,051
Southern Power Co., Series B, 4.90%, 10/01/35	3,169	2,998,589
Southwestern Electric Power Co.
5.20%, 04/01/36(a)	4,483	4,328,683
5.30%, 04/01/33(a)	4,233	4,201,892
Southwestern Public Service Co.
5.30%, 05/15/35	3,723	3,651,406
5.30%, 08/15/36	3,400	3,315,431
System Energy Resources, Inc., 5.30%, 12/15/34	4,209	4,110,664
Tampa Electric Co., 5.15%, 03/01/35	4,406	4,314,955
Tucson Electric Power Co.
3.25%, 05/15/32(a)	2,116	1,912,757
5.20%, 09/15/34	2,863	2,828,921
Union Electric Co.
2.15%, 03/15/32(a)	3,576	3,090,157
4.80%, 03/15/36(a)	2,506	2,379,036
5.20%, 04/01/34	3,605	3,581,268
5.25%, 04/15/35	3,733	3,688,399
Virginia Electric and Power Co.
2.30%, 11/15/31	2,716	2,370,243
2.40%, 03/30/32(a)	4,151	3,600,016
4.95%, 03/15/36	9,161	8,713,124
5.00%, 04/01/33(a)	6,237	6,141,829
5.00%, 01/15/34	4,288	4,176,775
5.05%, 08/15/34	4,960	4,838,908
5.15%, 03/15/35	5,450	5,309,654
5.30%, 08/15/33(a)	3,267	3,264,189
5.65%, 08/15/36	5,585	5,594,715
Series B, 6.00%, 01/15/36	4,437	4,583,232
Series C, 4.90%, 09/15/35	6,850	6,536,123
Vistra Operations Co. LLC
5.25%, 04/30/33(b)	7,578	7,388,129
5.25%, 10/15/35(b)	5,400	5,138,593
5.35%, 01/31/36(a)(b)	11,292	10,785,343
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
5.55%, 04/30/36(b)	$7,985	$7,747,717
5.70%, 12/30/34(b)	7,115	7,016,666
6.00%, 04/15/34(b)	5,372	5,393,504
6.95%, 10/15/33(b)	9,115	9,693,389
Wisconsin Electric Power Co.
4.60%, 10/01/34	2,069	1,984,929
4.75%, 09/30/32(a)	3,481	3,429,554
5.10%, 06/15/36	4,940	4,809,104
5.63%, 05/15/33(a)	2,416	2,480,657
Wisconsin Power and Light Co.
1.95%, 09/16/31	226	194,316
3.95%, 09/01/32(a)	4,195	3,935,335
4.95%, 04/01/33	2,288	2,247,067
5.38%, 03/30/34	2,142	2,132,042
Xcel Energy, Inc.
2.35%, 11/15/31	2,844	2,477,435
4.60%, 06/01/32	6,023	5,824,088
5.45%, 08/15/33(a)	6,562	6,566,490
5.50%, 03/15/34	6,194	6,173,324
5.60%, 04/15/35	5,765	5,747,623
5.75%, 12/03/56, (5-year CMT + 2.17%)(c)	3,275	3,177,092
6.50%, 07/01/36(a)	155	163,294
		1,712,533,340
Electrical Components & Equipment — 0.0%
Molex Electronic Technologies LLC, 5.25%, 04/30/32(a)(b)	2,691	2,705,493
Electronics — 0.7%
Allegion U.S. Holding Co., Inc.
5.41%, 07/01/32(a)	4,397	4,419,023
5.60%, 05/29/34(a)	3,143	3,161,957
Amphenol Corp.
2.20%, 09/15/31	237	207,622
4.40%, 02/15/33(a)	10,106	9,663,867
4.63%, 02/15/36(a)	11,138	10,466,720
5.00%, 01/15/35(a)	5,519	5,381,175
5.25%, 04/05/34(a)	4,719	4,706,719
Arrow Electronics, Inc.
2.95%, 02/15/32	3,695	3,234,355
5.88%, 04/10/34(a)	3,692	3,731,705
Avnet, Inc., 5.50%, 06/01/32	2,382	2,366,313
Emerson Electric Co.
2.20%, 12/21/31(a)	6,835	5,975,847
5.00%, 03/15/35(a)	3,686	3,625,005
6.00%, 08/15/32(a)	1,205	1,259,099
Flex Ltd.
5.25%, 01/15/32	5,184	5,071,146
5.38%, 11/13/35	3,590	3,394,704
Fortive Corp., 5.25%, 05/15/36	3,335	3,228,969
Honeywell International, Inc.
4.50%, 01/15/34	6,813	6,508,763
4.75%, 02/01/32	1,876	1,856,850
5.00%, 02/15/33	2,637	2,644,340
5.00%, 03/01/35	8,433	8,254,049
Hubbell, Inc.
4.80%, 11/15/35(a)	2,496	2,362,595
4.90%, 06/15/33	5,628	5,478,808
5.15%, 06/15/36(a)	4,352	4,207,872
Jabil, Inc., 4.75%, 02/01/33	3,240	3,099,876
Keysight Technologies, Inc., 4.95%, 10/15/34	4,000	3,856,577
Security	Par (000)	Value
Electronics (continued)
nVent Finance SARL
2.75%, 11/15/31	$2,356	$2,073,391
5.65%, 05/15/33(a)	3,822	3,865,398
TD SYNNEX Corp.
5.30%, 10/10/35	5,293	5,062,851
6.10%, 04/12/34	5,011	5,094,802
Trimble, Inc., 6.10%, 03/15/33	5,404	5,552,224
Tyco Electronics Group SA
2.50%, 02/04/32	4,265	3,737,478
4.88%, 02/09/36	3,329	3,171,070
5.00%, 05/09/35	3,605	3,488,480
		140,209,650
Engineering & Construction — 0.2%
CIMIC Finance Ltd., 6.00%, 04/22/36(b)	5,183	5,061,733
CIMIC Finance USA Pty. Ltd., 7.00%, 03/25/34(a)(b)	4,735	4,964,192
Jacobs Engineering Group, Inc., 5.90%, 03/01/33(a)	3,584	3,642,113
Jacobs Solutions, Inc., 5.38%, 03/03/36(a)	3,987	3,817,965
MasTec, Inc., 5.85%, 09/30/36(a)	3,430	3,385,124
Sitios Latinoamerica SAB de CV, 5.38%, 04/04/32(a)(b)	6,785	6,685,451
Ste Transcore Holdings, Inc., 3.75%, 05/05/32(b)	2,140	2,018,185
Sydney Airport Finance Co. Pty. Ltd., 5.25%, 03/26/36(b)	6,904	6,698,256
WSP Global, Inc., 5.04%, 09/18/31(b)	5,273	5,166,277
		41,439,296
Environmental Control — 0.5%
Republic Services, Inc.
1.75%, 02/15/32	5,064	4,274,305
2.38%, 03/15/33(a)	4,886	4,169,689
5.00%, 12/15/33(a)	4,255	4,220,138
5.00%, 04/01/34	5,544	5,470,292
5.00%, 07/15/36	3,680	3,564,570
5.15%, 03/15/35(a)	3,989	3,957,872
5.20%, 11/15/34	4,040	4,024,594
Veralto Corp.
4.85%, 01/15/32	3,955	3,889,411
5.45%, 09/18/33	5,293	5,323,824
Waste Connections, Inc.
2.20%, 01/15/32(a)	3,737	3,238,257
3.20%, 06/01/32(a)	3,011	2,725,904
4.20%, 01/15/33	5,752	5,450,955
4.80%, 07/15/36	2,720	2,584,005
5.00%, 03/01/34(a)	6,240	6,121,651
5.25%, 09/01/35(a)	2,980	2,960,159
Waste Management, Inc.
3.90%, 03/01/35(a)	1,823	1,645,864
4.15%, 04/15/32(a)	6,785	6,521,675
4.63%, 02/15/33(a)	3,373	3,292,653
4.80%, 03/15/32	5,065	5,018,282
4.88%, 02/15/34(a)	8,475	8,353,908
4.95%, 03/15/35(a)	11,060	10,812,672
		97,620,680
Food — 1.7%
Bimbo Bakeries USA, Inc.
5.38%, 01/09/36(a)(b)	5,427	5,280,415
6.40%, 01/15/34(b)	3,549	3,718,795

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Food (continued)
Campbell's Company (The)
4.75%, 03/23/35(a)	$5,871	$5,369,692
5.40%, 03/21/34(a)	7,471	7,210,138
Conagra Brands, Inc., 5.75%, 08/01/35(a)	3,462	3,417,849
Flowers Foods, Inc., 5.75%, 03/15/35(a)	3,659	3,447,606
General Mills, Inc.
2.25%, 10/14/31(a)	2,449	2,135,663
4.95%, 03/29/33(a)	6,854	6,703,998
5.25%, 01/30/35(a)	5,513	5,404,926
Gruma SAB de CV, 5.39%, 12/09/34(b)	3,460	3,417,684
Hershey Co. (The)
4.50%, 05/04/33(a)	2,515	2,451,316
4.95%, 02/24/32	3,440	3,439,884
5.10%, 02/24/35	3,470	3,461,552
J M Smucker Co. (The)
2.13%, 03/15/32(a)	3,526	3,002,067
4.25%, 03/15/35(a)	4,849	4,433,162
6.20%, 11/15/33(a)	7,262	7,620,562
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings
3.00%, 05/15/32(a)	8,767	7,721,589
3.63%, 01/15/32(a)	7,582	6,965,152
3.75%, 12/01/31	4,102	3,795,252
5.50%, 01/15/36	8,153	7,938,176
5.75%, 04/01/33	11,556	11,720,661
5.95%, 04/20/35(a)	7,724	7,811,969
6.75%, 03/15/34(a)	3,577	3,822,758
Kellanova, 5.25%, 03/01/33(a)	2,677	2,685,686
Kraft Heinz Foods Co.
5.00%, 07/15/35(a)	4,460	4,261,834
5.20%, 03/15/32(a)	3,807	3,796,576
5.40%, 03/15/35(a)	3,856	3,812,675
6.75%, 03/15/32(a)	3,225	3,450,914
Kroger Co. (The), 5.00%, 09/15/34(a)	15,559	15,034,640
Mars, Inc.
1.63%, 07/16/32(a)(b)	4,800	3,982,373
3.60%, 04/01/34(b)	4,446	3,961,135
4.75%, 04/20/33(b)	6,603	6,415,460
5.00%, 03/01/32(b)	20,042	19,905,897
5.20%, 03/01/35(a)(b)	35,670	35,150,894
McCormick & Co., Inc.
4.70%, 10/15/34(a)	3,593	3,402,530
4.95%, 04/15/33(a)	3,359	3,286,688
Mondelez International, Inc.
1.88%, 10/15/32(a)	3,418	2,878,985
3.00%, 03/17/32	5,315	4,779,932
4.75%, 08/28/34	3,482	3,342,291
5.13%, 05/06/35	2,805	2,755,322
6.50%, 11/01/31(a)	1,730	1,842,770
Nestle Capital Corp.
4.50%, 03/18/33(a)(b)	3,185	3,089,700
4.80%, 03/18/36(a)(b)	3,200	3,105,059
4.88%, 03/12/34(a)(b)	5,890	5,803,082
Nestle Holdings, Inc.
1.88%, 09/14/31(a)(b)	6,960	6,037,651
4.30%, 10/01/32(a)(b)	9,413	9,082,262
4.85%, 03/14/33(a)(b)	4,769	4,720,909
5.00%, 09/12/33(a)(b)	2,554	2,579,105
Smithfield Foods, Inc., 2.63%, 09/13/31(a)(b)	3,696	3,246,845
Sysco Corp.
2.45%, 12/14/31(a)	4,546	3,984,912
Security	Par (000)	Value
Food (continued)
4.95%, 03/25/36(a)	$4,268	$4,007,630
5.38%, 09/21/35	3,302	3,226,717
5.40%, 03/23/35(a)	4,092	4,016,929
6.00%, 01/17/34	3,895	4,003,459
Tyson Foods, Inc.
4.88%, 08/15/34	3,713	3,555,596
4.95%, 02/20/36(a)	3,435	3,266,009
5.60%, 01/24/37	2,565	2,545,010
5.70%, 03/15/34(a)	6,645	6,734,263
		318,042,606
Food Service — 0.0%
Sodexo, Inc., 5.80%, 08/15/35(b)	3,376	3,383,398
Forest Products & Paper — 0.2%
Celulosa Arauco y Constitucion SA, 6.18%, 05/05/32(a)(b)	3,616	3,584,441
Georgia-Pacific LLC
4.90%, 05/15/33(b)	3,685	3,605,570
4.95%, 06/30/32(b)	3,978	3,934,946
International Paper Co., 5.00%, 09/15/35(a)	2,793	2,674,696
Inversiones CMPC SA
6.13%, 06/23/33(a)(b)	3,220	3,151,824
6.13%, 02/26/34(a)(b)	3,779	3,693,853
Suzano Austria GmbH, 3.13%, 01/15/32(a)	7,285	6,428,671
Suzano Netherlands BV, 5.50%, 01/15/36(a)	7,127	6,836,218
		33,910,219
Gas — 0.9%
APA Infrastructure Ltd.
5.00%, 03/23/35(a)(b)	2,256	2,162,623
5.13%, 09/16/34(a)(b)	5,969	5,787,588
Atmos Energy Corp.
4.75%, 01/15/32	3,390	3,330,009
5.20%, 08/15/35	4,023	3,977,867
5.45%, 10/15/32(a)	2,116	2,142,858
5.90%, 11/15/33	5,109	5,305,478
Boston Gas Co.
3.76%, 03/16/32(b)	3,198	2,943,487
5.66%, 07/24/36(a)(b)	3,580	3,557,401
5.84%, 01/10/35(a)(b)	3,501	3,550,637
Brooklyn Union Gas Co. (The)
4.87%, 08/05/32(b)	3,096	3,000,459
5.46%, 03/16/36(a)(b)	3,488	3,385,714
6.39%, 09/15/33(b)	3,816	3,985,082
CenterPoint Energy Resources Corp.
4.40%, 07/01/32	3,975	3,813,998
5.40%, 03/01/33	2,322	2,316,893
5.40%, 07/01/34	2,902	2,890,390
Grupo Energia Bogota SA ESP
5.75%, 10/22/35(a)(b)	3,848	3,758,726
7.85%, 11/09/33(a)(b)	1,025	1,136,591
KeySpan Gas East Corp., 5.99%, 03/06/33(b)	3,815	3,909,459
National Fuel Gas Co.
5.05%, 10/15/31	3,945	3,876,663
5.50%, 05/15/36	3,530	3,431,890
5.95%, 03/15/35(a)	4,140	4,200,529
NiSource, Inc.
5.30%, 05/18/36	4,398	4,282,208
5.35%, 04/01/34(a)	4,468	4,444,643
5.35%, 07/15/35	9,823	9,653,427
5.40%, 06/30/33(a)	3,823	3,837,860
6.25%, 04/15/57, (5-year CMT + 1.93%)(a)(c)	2,175	2,171,332
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Gas (continued)
6.38%, 03/31/55, (5-year CMT + 2.53%)(c)	$3,159	$3,184,240
Northwest Natural Holding Co., 7.00%, 09/15/55, (5-year CMT + 2.70%)(c)	2,090	2,118,685
ONE Gas, Inc.
4.25%, 09/01/32	1,977	1,897,098
5.45%, 09/01/36	2,040	2,024,792
Piedmont Natural Gas Co., Inc.
4.10%, 09/18/34(a)	2,221	2,029,350
5.10%, 02/15/35	3,042	2,954,540
5.40%, 06/15/33	3,112	3,123,925
Snam SpA, 5.75%, 05/28/35(a)(b)	5,235	5,250,773
Southern California Gas Co.
5.05%, 09/01/34	4,903	4,786,378
5.20%, 06/01/33(a)	3,769	3,752,608
5.45%, 06/15/35	4,138	4,118,692
Series GGG, 5.50%, 09/01/36	3,400	3,363,970
Series KK, 5.75%, 11/15/35(a)	400	409,973
Southern Co. Gas Capital Corp.
4.95%, 09/15/34(a)	4,052	3,917,017
5.15%, 09/15/32(a)	3,926	3,913,641
5.75%, 09/15/33	4,481	4,569,818
6.00%, 10/01/34(a)	1,277	1,312,127
Series B, 5.10%, 09/15/35	3,889	3,753,725
Southwest Gas Corp., 4.05%, 03/15/32	4,058	3,826,030
Spire Missouri, Inc.
4.80%, 02/15/33(a)	3,360	3,290,050
Series 2034, 5.15%, 08/15/34	2,338	2,309,208
Spire, Inc., 6.45%, 06/01/56, (5-year CMT + 2.33%)(c)	1,070	1,064,641
		163,825,093
Hand & Machine Tools — 0.0%
Kennametal, Inc., 5.80%, 05/28/36(a)	1,967	1,937,388
Stanley Black & Decker, Inc., 3.00%, 05/15/32	3,747	3,336,105
		5,273,493
Health Care - Products — 1.2%
180 Medical, Inc., 5.30%, 10/08/35(b)	3,251	3,121,261
Abbott Laboratories
4.30%, 03/15/33	18,909	18,068,584
4.65%, 03/15/36	26,276	24,886,451
Agilent Technologies, Inc.
4.75%, 09/09/34	4,252	4,098,321
4.90%, 01/15/32(b)	4,015	3,976,472
Alcon Finance Corp., 5.38%, 12/06/32(b)	4,781	4,811,377
Augusta SpinCo Corp.
4.95%, 03/23/33	4,470	4,372,500
5.25%, 03/23/36	5,498	5,359,936
Baxter International, Inc.
2.54%, 02/01/32(a)	8,900	7,647,384
5.65%, 12/15/35	6,900	6,734,126
Boston Scientific Corp., 6.25%, 11/15/35(a)	2,204	2,342,938
GE HealthCare Technologies, Inc.
4.95%, 12/15/35(a)	4,094	3,910,902
5.50%, 06/15/35	6,242	6,207,686
5.91%, 11/22/32(a)	11,973	12,397,250
Medline Borrower LP/Medline Co-Issuer, Inc., 5.25%, 06/15/33(a)(b)	4,965	4,885,239
Medtronic Global Holdings SCA, 4.50%, 03/30/33(a)	6,535	6,296,201
Medtronic, Inc., 4.38%, 03/15/35(a)	13,307	12,511,513
Revvity, Inc., 2.25%, 09/15/31(a)	1,331	1,157,653
Security	Par (000)	Value
Health Care - Products (continued)
Smith & Nephew PLC, 5.40%, 03/20/34	$4,716	$4,676,739
Solventum Corp., 5.60%, 03/23/34(a)	11,719	11,766,965
Stryker Corp.
4.63%, 09/11/34	4,997	4,777,277
5.20%, 02/10/35(a)	7,250	7,176,620
Thermo Fisher Scientific, Inc.
2.00%, 10/15/31(a)	8,228	7,149,485
4.47%, 10/07/32	5,198	5,032,776
4.55%, 06/15/33	5,396	5,203,008
4.79%, 10/07/35	5,273	5,071,201
4.90%, 02/12/36(a)	8,280	7,969,139
4.95%, 11/21/32(a)	3,967	3,944,945
5.09%, 08/10/33	7,075	7,045,064
5.20%, 01/31/34(a)	3,450	3,445,495
VSP Optical Group, Inc.
5.40%, 06/01/33(a)(b)	2,135	2,110,908
5.45%, 12/01/35(a)(b)	3,703	3,614,435
5.65%, 06/01/36(a)(b)	4,098	4,065,588
Zimmer Biomet Holdings, Inc.
2.60%, 11/24/31	4,875	4,309,871
4.25%, 08/15/35(a)	1,294	1,169,769
5.20%, 09/15/34	4,968	4,871,156
5.50%, 02/19/35	4,310	4,294,923
		230,481,158
Health Care - Services — 2.3%
Adventist Health System/West
5.43%, 03/01/32(a)	2,065	2,069,761
5.76%, 12/01/34(a)	2,586	2,595,256
Aetna, Inc., 6.63%, 06/15/36	600	637,559
Ascension Health, Series 2025, 4.92%, 11/15/35	3,210	3,095,557
Cigna Group (The)
4.88%, 09/15/32	8,683	8,517,477
5.25%, 02/15/34	9,037	8,961,260
5.25%, 01/15/36	10,050	9,818,670
5.40%, 03/15/33(a)	5,651	5,693,711
CommonSpirit Health
4.83%, 09/01/35(a)	2,000	1,898,354
4.98%, 09/01/35(a)	4,000	3,806,706
5.32%, 12/01/34(a)	4,500	4,420,549
Elevance Health, Inc.
4.10%, 05/15/32(a)	4,051	3,827,666
4.60%, 09/15/32(a)	5,114	4,938,736
4.75%, 02/15/33	6,940	6,723,980
4.95%, 11/01/31(a)	5,045	4,994,520
5.00%, 01/15/36(a)	7,623	7,294,480
5.20%, 02/15/35(a)	9,207	9,024,216
5.38%, 06/15/34(a)	6,846	6,815,052
5.50%, 10/15/32(a)	3,992	4,040,067
5.85%, 01/15/36	2,703	2,738,222
5.95%, 12/15/34	2,563	2,632,296
Fresenius Medical Care U.S. Finance III, Inc., 3.00%, 12/01/31(a)(b)	3,130	2,772,336
HCA, Inc.
3.63%, 03/15/32	13,215	12,155,063
4.60%, 11/15/32	8,986	8,623,261
4.90%, 11/15/35(a)	7,290	6,894,315
5.00%, 05/15/33	7,894	7,690,321
5.30%, 05/15/36	7,161	6,928,124
5.45%, 09/15/34(a)	9,716	9,649,337
5.50%, 03/01/32	5,953	6,002,438

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
5.50%, 06/01/33(a)	$10,303	$10,339,803
5.60%, 04/01/34(a)	10,638	10,681,419
5.75%, 03/01/35(a)	12,246	12,340,114
7.50%, 11/06/33(a)	1,783	1,986,723
Health Care Service Corp. A Mutual Legal Reserve Co., 5.45%, 06/15/34(b)	5,327	5,262,644
Highmark, Inc., 5.75%, 05/15/36(a)(b)	2,732	2,683,167
Horizon Mutual Holdings, Inc., 6.20%, 11/15/34(b)	4,596	4,323,546
Horseshoe Funding Trust I, 6.06%, 02/15/36(b)	5,470	5,433,005
Humana, Inc.
2.15%, 02/03/32(a)	3,317	2,839,791
5.55%, 05/01/35(a)	5,753	5,636,700
5.88%, 03/01/33(a)	6,236	6,335,145
5.95%, 03/15/34(a)	6,729	6,829,965
ICON Investments Six DAC
6.00%, 05/08/34(a)	3,345	3,374,515
6.00%, 08/13/36(b)	3,690	3,679,110
Laboratory Corp. of America Holdings
4.55%, 04/01/32(a)	3,662	3,551,932
4.80%, 10/01/34	6,082	5,825,328
OhioHealth Corp., 2.30%, 11/15/31	1,978	1,710,815
Orlando Health Obligated Group, 5.48%, 10/01/35	10	9,960
PeaceHealth Obligated Group, 4.86%, 11/15/32	745	725,474
Piedmont Healthcare, Inc., 2.04%, 01/01/32	2,154	1,837,007
Providence St. Joseph Health Obligated Group
5.37%, 10/01/32(a)	2,694	2,699,918
5.40%, 10/01/33	3,480	3,498,493
Quest Diagnostics, Inc.
5.00%, 12/15/34(a)	5,963	5,801,570
5.00%, 06/30/36(a)	3,105	2,985,531
6.40%, 11/30/33(a)	5,619	5,971,571
Roche Holdings, Inc.
2.08%, 12/13/31(b)	10,419	9,059,856
4.37%, 12/02/32(b)	3,720	3,594,008
4.59%, 09/09/34(b)	6,800	6,557,231
4.67%, 12/02/35(b)	6,217	5,952,667
4.99%, 03/08/34(b)	8,527	8,456,804
5.59%, 11/13/33(b)	10,965	11,286,850
Sutter Health
5.16%, 08/15/33	150	148,789
Series 2025, 5.21%, 08/15/32	1,725	1,728,220
Series 2025, 5.54%, 08/15/35	4,800	4,836,248
UnitedHealth Group, Inc.
4.20%, 05/15/32(a)	9,564	9,184,388
4.50%, 04/15/33(a)	10,319	9,904,621
4.63%, 07/15/35(a)	6,697	6,333,167
4.95%, 01/15/32	9,959	9,899,387
5.00%, 04/15/34(a)	8,410	8,235,457
5.15%, 07/15/34	13,598	13,420,208
5.30%, 06/15/35(a)	6,782	6,745,065
5.35%, 02/15/33(a)	13,633	13,748,669
5.80%, 03/15/36(a)	5,776	5,923,671
Universal Health Services, Inc.
2.65%, 01/15/32(a)	4,469	3,869,469
5.05%, 10/15/34(a)	3,629	3,420,702
6.00%, 09/01/36(a)	1,720	1,709,968
UPMC, 5.04%, 05/15/33	1,945	1,917,875
		427,555,856
Security	Par (000)	Value
Holding Companies - Diversified — 0.4%
Apollo Debt Solutions BDC, 6.55%, 03/15/32(a)	$6,080	$6,113,103
Ares Capital Corp.
3.20%, 11/15/31(a)	5,496	4,789,998
5.80%, 03/08/32(a)	8,232	8,113,110
Ares Strategic Income Fund, 6.20%, 03/21/32(a)	5,866	5,803,157
Blackstone Private Credit Fund
6.00%, 01/29/32	9,014	8,840,768
6.00%, 11/22/34(a)	6,789	6,469,559
HA Sustainable Infrastructure Capital, Inc.
5.95%, 07/15/33(b)	2,970	2,934,997
6.00%, 03/15/36(a)	3,567	3,474,426
6.38%, 07/01/34	8,829	8,890,714
6.75%, 07/15/35	4,285	4,391,820
Hutchison Whampoa International 03/33 Ltd., 7.45%, 11/24/33(a)(b)	5,933	6,690,255
Inversiones La Construccion SA, 4.75%, 02/07/32(a)(b)	975	927,049
		67,438,956
Home Builders — 0.1%
DR Horton, Inc.
5.00%, 10/15/34(a)	6,096	5,896,432
5.50%, 10/15/35(a)	3,605	3,580,752
Meritage Homes Corp., 5.65%, 03/15/35(a)	3,800	3,770,120
PulteGroup, Inc.
4.90%, 03/01/36	2,065	1,965,781
6.00%, 02/15/35(a)	2,696	2,770,306
6.38%, 05/15/33(a)	2,570	2,711,201
7.88%, 06/15/32(a)	2,159	2,434,312
Toll Brothers Finance Corp., 5.60%, 06/15/35	3,730	3,700,668
		26,829,572
Home Furnishings — 0.1%
Panasonic Holdings Corp.
5.30%, 07/16/34(a)(b)	3,224	3,206,962
5.36%, 07/08/36(a)(b)	3,527	3,456,575
Sony Group Corp., 5.09%, 06/30/36	3,420	3,323,937
		9,987,474
Household Products & Wares — 0.2%
Avery Dennison Corp.
2.25%, 02/15/32	3,730	3,209,016
5.75%, 03/15/33	2,917	2,986,847
Church & Dwight Co., Inc.
2.30%, 12/15/31	2,999	2,619,697
5.60%, 11/15/32	3,318	3,421,037
Clorox Co. (The)
4.60%, 05/01/32	5,194	5,023,812
4.95%, 05/15/33	2,715	2,644,251
5.25%, 05/15/36	3,789	3,679,922
Kimberly-Clark Corp.
2.00%, 11/02/31(a)	3,112	2,699,255
4.50%, 02/16/33(a)	2,445	2,393,184
SC Johnson & Son, Inc., 5.75%, 02/15/33(b)	135	137,636
		28,814,657
Insurance — 4.7%
Accident Fund Insurance Co. of America, 8.50%, 08/01/32(a)(b)	1,365	1,358,822
AEGON Funding Co. LLC, 5.63%, 05/07/36	3,631	3,532,961
Aflac, Inc., 5.15%, 05/14/36(a)	3,486	3,395,714
AIA Group Ltd.
4.95%, 04/04/33(a)(b)	3,899	3,899,137
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
4.95%, 03/30/35(a)(b)	$3,695	$3,571,316
5.38%, 04/05/34(a)(b)	6,820	6,791,896
AIG SunAmerica Global Financing X, 6.90%, 03/15/32(b)	5,830	6,252,346
Allianz SE
5.60%, 09/03/54, (5-year CMT + 2.77%)(b)(c)	8,645	8,456,753
6.35%, 09/06/53, (5-year CMT + 3.23%)(b)(c)	6,113	6,275,716
6.50%, (5-year CMT + 2.23%)(b)(c)(d)	400	397,240
Allstate Corp. (The)
5.25%, 03/30/33(a)	6,042	6,045,802
5.35%, 06/01/33	2,960	2,973,725
5.55%, 05/09/35(a)	4,237	4,265,633
5.95%, 04/01/36	800	826,978
American Financial Group, Inc., 5.00%, 09/23/35	2,463	2,318,968
American International Group, Inc.
3.88%, 01/15/35(a)	3,404	3,055,798
5.13%, 03/27/33(a)	5,158	5,106,143
5.45%, 05/07/35(a)	5,170	5,150,375
6.25%, 05/01/36	20	20,881
American National Group, Inc.
6.00%, 07/15/35(a)	5,324	5,140,171
6.14%, 06/13/32(a)(b)	3,888	3,938,271
Aon Corp./Aon Global Holdings PLC
2.60%, 12/02/31	3,344	2,936,426
5.00%, 09/12/32(a)	3,409	3,354,504
5.35%, 02/28/33(a)	5,197	5,186,186
Aon North America, Inc., 5.45%, 03/01/34(a)	11,660	11,583,342
Arch Capital Group Ltd.
5.25%, 06/15/36	4,308	4,194,043
7.35%, 05/01/34	2,527	2,811,925
Arthur J Gallagher & Co.
2.40%, 11/09/31(a)	2,613	2,279,740
5.00%, 02/15/32(a)	3,421	3,378,077
5.15%, 02/15/35	10,465	10,150,324
5.45%, 07/15/34(a)	3,898	3,867,689
5.50%, 03/02/33(a)	3,229	3,241,397
6.50%, 02/15/34	3,105	3,281,129
Ascot Group Ltd., 6.35%, 06/15/35, (5-year CMT + 2.38%)(b)(c)	1,940	1,930,472
Assurant, Inc.
2.65%, 01/15/32	3,198	2,773,915
5.55%, 02/15/36	1,115	1,089,926
6.75%, 02/15/34(a)	2,395	2,523,395
Athene Global Funding
5.32%, 11/13/31(a)(b)	4,513	4,443,801
5.54%, 08/22/35(a)(b)	4,398	4,221,015
Athene Holding Ltd.
5.88%, 01/15/34(a)	4,790	4,757,931
6.15%, 08/15/36(a)	3,520	3,482,543
6.63%, 10/15/54, (5-year CMT + 2.61%)(c)	4,397	4,061,945
6.65%, 02/01/33(a)	3,677	3,814,002
6.88%, 06/28/55, (5-year CMT + 2.58%)(a)(c)	4,318	4,042,526
Berkshire Hathaway Finance Corp., 2.88%, 03/15/32(a)	7,726	7,043,206
Brown & Brown, Inc.
4.20%, 03/17/32(a)	4,975	4,665,369
5.25%, 06/23/32(a)	4,340	4,271,763
5.55%, 06/23/35(a)	7,228	7,061,491
5.65%, 06/11/34(a)	4,620	4,583,337
Security	Par (000)	Value
Insurance (continued)
Chubb INA Holdings LLC
4.90%, 08/15/35	$8,483	$8,156,885
5.00%, 03/15/34	10,876	10,666,873
5.30%, 05/20/36(a)	7,105	6,994,858
6.70%, 05/15/36(a)	685	746,535
Cincinnati Financial Corp., 6.13%, 11/01/34	2,414	2,464,767
CNA Financial Corp.
5.13%, 02/15/34	3,913	3,796,895
5.20%, 08/15/35(a)	3,659	3,517,632
5.50%, 06/15/33	4,168	4,153,355
CNO Financial Group, Inc., 6.45%, 06/15/34(a)	5,378	5,499,253
Corebridge Financial, Inc.
3.90%, 04/05/32	11,649	10,779,984
5.75%, 01/15/34(a)	5,885	5,935,451
5.90%, 08/20/36	3,830	3,845,034
6.05%, 09/15/33	4,170	4,276,326
6.38%, 09/15/54, (5-year CMT + 2.65%)(c)	5,253	5,202,786
Corebridge Global Funding, 4.90%, 08/21/32(b)	2,470	2,400,621
Dai-ichi Life Insurance Co. Ltd., 6.20%, (5-year CMT + 2.52%)(b)(c)(d)	13,564	13,606,130
DaVinciRe Holdings Ltd., 5.95%, 04/15/35(b)	1,907	1,912,605
Doctors Co. An Interinsurance Exchange (The), 4.50%, 01/18/32(a)(b)	2,615	2,398,911
Enstar Group Ltd.
6.69%, 07/15/37, (1-day SOFR + 2.54%)(b)(c)	2,055	1,998,888
7.50%, 04/01/45, (5-year CMT + 3.19%)(a)(b)(c)	1,929	1,998,780
Equitable Holdings, Inc.
5.59%, 01/11/33(a)	4,583	4,616,304
6.70%, 03/28/55, (5-year CMT + 2.39%)(a)(c)	3,111	3,145,765
F&G Annuities & Life, Inc., 6.25%, 10/04/34(a)	3,835	3,604,550
Fairfax Financial Holdings Ltd.
5.63%, 08/16/32	4,636	4,672,122
5.75%, 05/20/35(a)	2,710	2,711,803
6.00%, 12/07/33	4,595	4,698,640
Farmers Exchange Capital II, 6.15%, 11/01/53, (3-mo. CME Term SOFR + 4.01%)(b)(c)	1,600	1,569,048
Farmers Exchange Capital III, 5.45%, 10/15/54, (3-mo. CME Term SOFR + 3.72%)(b)(c)	2,530	2,353,099
First American Financial Corp., 5.45%, 09/30/34	3,616	3,494,184
Five Corners Funding Trust III, 5.79%, 02/15/33(a)(b)	5,401	5,495,088
FWD Group Holdings Ltd., 5.84%, 09/22/35(a)(b)	3,974	3,912,270
GA Global Funding Trust
2.90%, 01/06/32(b)	3,621	3,149,748
5.20%, 12/09/31(b)	5,281	5,145,928
5.50%, 04/01/32(b)	2,895	2,840,968
5.90%, 01/13/35(a)(b)	3,513	3,462,788
Global Atlantic Fin Co., 7.95%, 06/15/33(a)(b)	5,013	5,403,894
Globe Life, Inc.
4.80%, 06/15/32	3,455	3,351,141
5.85%, 09/15/34	3,349	3,386,737
Grand River Funding Trust I, 6.31%, 02/15/36(a)(b)	3,051	3,009,500
Guardian Life Global Funding
4.67%, 09/05/32(a)(b)	445	432,299
4.92%, 04/30/33(b)	4,471	4,376,386
Hanover Insurance Group, Inc. (The), 5.50%, 09/01/35	3,358	3,279,827

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
Intact Financial Corp., 5.46%, 09/22/32(a)(b)	$3,471	$3,499,549
Jackson Financial, Inc.
3.13%, 11/23/31	3,758	3,328,915
5.67%, 06/08/32(a)	2,926	2,908,015
Kemper Corp., 3.80%, 02/23/32(a)	3,328	2,963,611
Liberty Mutual Group, Inc.
5.25%, 05/01/36(b)	5,383	5,200,814
6.50%, 03/15/35(a)(b)	1,528	1,605,621
Lincoln National Corp.
3.40%, 03/01/32(a)	2,997	2,703,902
5.35%, 11/15/35	3,836	3,675,918
5.85%, 03/15/34(a)	2,595	2,607,844
6.80%, 07/15/56, (5-year CMT + 2.40%)(a)(c)	3,000	2,980,735
Loews Corp.
4.94%, 04/01/36(a)	2,762	2,621,097
6.00%, 02/01/35(a)	2,330	2,421,679
Manulife Financial Corp.
3.70%, 03/16/32	3,960	3,697,542
4.99%, 12/11/35	6,681	6,411,548
Marsh & McLennan Companies, Inc.
2.38%, 12/15/31	2,679	2,341,584
4.85%, 11/15/31(a)	6,620	6,536,292
4.95%, 03/15/36(a)	4,325	4,133,815
5.00%, 03/15/35	14,175	13,652,892
5.15%, 03/15/34	3,412	3,358,112
5.40%, 09/15/33(a)	4,195	4,231,468
5.75%, 11/01/32(a)	3,397	3,492,534
5.88%, 08/01/33	1,947	2,011,125
MassMutual Global Funding II
4.35%, 09/17/31(b)	2,810	2,704,535
5.05%, 08/26/35(a)(b)	4,103	3,972,905
Meiji Yasuda Life Insurance Co.
5.80%, 09/11/54, (5-year CMT + 3.03%)(b)(c)	13,461	13,177,460
6.10%, 06/11/55, (5-year CMT + 2.91%)(a)(b)(c)	15,264	15,124,107
Mercury General Corp., 6.25%, 06/15/36	3,804	3,754,615
MetLife, Inc.
5.30%, 12/15/34(a)	4,962	4,947,877
5.38%, 07/15/33(a)	6,713	6,793,804
5.70%, 06/15/35(a)	8,043	8,177,696
5.85%, 03/15/56, (5-year CMT + 1.82%)(a)(c)	5,446	5,278,061
6.38%, 06/15/34(a)	5,800	6,145,408
6.50%, 12/15/32(a)	3,979	4,256,814
Series G, 6.35%, 03/15/55, (5-year CMT + 2.08%)(a)(c)	7,175	7,300,276
Metropolitan Life Global Funding I
2.40%, 01/11/32(a)(b)	4,703	4,112,609
5.05%, 01/08/34(a)(b)	3,722	3,664,471
5.15%, 03/28/33(a)(b)	6,829	6,776,283
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, 5.88%, 05/23/42, (5-year CMT + 3.98%)(b)(c)	8,479	8,579,540
Nationwide Mutual Insurance Co.
7.88%, 04/01/33(a)(b)	660	720,548
8.25%, 12/01/31(a)(b)	2,579	2,879,442
New York Life Global Funding
4.55%, 01/28/33(b)	6,835	6,567,886
5.00%, 01/09/34(b)	7,264	7,097,982
5.20%, 06/03/36(b)	5,966	5,805,319
5.35%, 01/23/35(b)	5,323	5,298,510
Security	Par (000)	Value
Insurance (continued)
New York Life Insurance Co., 5.88%, 05/15/33(a)(b)	$6,531	$6,662,345
Nippon Life Insurance Co.
2.90%, 09/16/51, (5-year CMT + 2.60%)(b)(c)	6,535	5,722,811
5.05%, 04/02/33(a)(b)	4,180	4,129,273
5.95%, 04/16/54, (5-year CMT + 2.59%)(a)(b)(c)	9,510	9,485,059
6.25%, 09/13/53, (5-year CMT + 2.95%)(a)(b)(c)	6,801	6,943,094
6.50%, 04/30/55, (5-year CMT + 3.19%)(a)(b)(c)	11,174	11,474,413
Old Republic International Corp.
5.70%, 06/01/36(a)	4,795	4,697,482
5.75%, 03/28/34(a)	3,305	3,309,391
Pacific Life Global Funding II
2.45%, 01/11/32(b)	2,593	2,268,687
4.88%, 07/17/32(b)	4,045	3,958,858
Pacific LifeCorp, 6.60%, 09/15/33(a)(b)	3,990	4,225,703
Peachtree Corners Funding Trust II, 6.01%, 05/15/35(a)(b)	4,560	4,589,027
Pricoa Global Funding I
4.65%, 01/12/33(a)(b)	3,517	3,380,615
4.75%, 08/26/32(b)	4,155	4,036,771
5.35%, 05/28/35(a)(b)	3,877	3,865,914
Primerica, Inc., 2.80%, 11/19/31	4,096	3,640,268
Principal Financial Group, Inc.
5.30%, 01/15/37(a)	2,100	2,032,000
5.38%, 03/15/33	2,669	2,674,557
Progressive Corp. (The)
3.00%, 03/15/32	2,583	2,326,835
4.95%, 06/15/33(a)	3,358	3,328,802
5.15%, 03/26/36(a)	6,293	6,143,352
6.25%, 12/01/32	2,179	2,313,679
Protective Life Corp., 5.35%, 12/15/35(a)(b)	4,353	4,177,390
Protective Life Global Funding, 5.43%, 01/14/32(b)	3,526	3,545,966
Prudential Financial, Inc.
5.13%, 03/01/52, (5-year CMT + 3.16%)(c)	7,190	6,954,237
5.20%, 03/14/35(a)	5,606	5,496,526
5.75%, 07/15/33	2,508	2,587,949
6.00%, 09/01/52, (5-year CMT + 3.23%)(c)	8,494	8,511,982
6.25%, 06/15/56, (5-year CMT + 1.78%)(c)	4,870	4,791,538
6.50%, 03/15/54, (5-year CMT + 2.40%)(a)(c)	6,268	6,396,883
6.75%, 03/01/53, (5-year CMT + 2.85%)(c)	4,013	4,175,835
Prudential Funding Asia PLC, 3.63%, 03/24/32	2,292	2,122,836
Reinsurance Group of America, Inc.
5.75%, 09/15/34	6,976	6,993,797
6.00%, 09/15/33	4,472	4,573,977
6.65%, 09/15/55, (5-year CMT + 2.39%)(a)(c)	2,910	2,894,819
RenaissanceRe Holdings Ltd.
5.75%, 06/05/33(a)	6,013	6,046,805
5.80%, 04/01/35	3,874	3,883,968
RGA Global Funding
5.00%, 08/25/32(b)	4,830	4,721,170
5.05%, 12/06/31(b)	5,245	5,174,085
RLI Corp., 5.38%, 06/01/36	2,107	2,012,984
Sammons Financial Group, Inc.
4.75%, 04/08/32(a)(b)	3,796	3,572,276
5.95%, 06/15/36(a)(b)	4,840	4,619,144
6.88%, 04/15/34(a)(b)	5,385	5,542,515
SBL Holdings, Inc., 7.20%, 10/30/34(a)(b)	5,517	5,066,970
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
Selective Insurance Group, Inc., 5.90%, 04/15/35	$3,026	$3,079,016
Sompo Holdings, Inc., 5.41%, 04/22/37, (1-year CMT + 2.13%)(b)(c)	9,333	8,911,064
Sompo International Holdings Ltd., 7.00%, 07/15/34(a)	1,840	1,975,612
Stewart Information Services Corp., 3.60%, 11/15/31	3,309	2,896,966
Sumitomo Life Insurance Co.
5.88%, 09/10/55, (5-year CMT + 2.65%)(a)(b)(c)	8,647	8,437,833
5.88%, (5-year CMT + 2.84%)(a)(b)(c)(d)	7,371	7,253,974
Swiss RE Subordinated Finance PLC, 5.70%, 04/05/35, (3-mo. CME Term SOFR + 1.81%)(b)(c)	5,185	5,126,656
Symetra Financial Corp., 5.87%, 04/03/32(b)	125	130,906
Travelers Companies, Inc. (The)
5.05%, 07/24/35(a)	3,713	3,613,643
6.75%, 06/20/36	470	515,081
Travelers Property Casualty Corp., 6.38%, 03/15/33(a)	3,771	4,040,385
Trustage Financial Group, Inc., 4.63%, 04/15/32(a)(b)	2,620	2,520,225
Unum Group, 5.25%, 12/15/35	2,072	1,999,229
Western & Southern Financial Group, Inc., 5.75%, 07/15/33(b)	2,855	2,909,554
Western-Southern Global Funding, 4.70%, 12/10/32(a)(b)	3,425	3,299,828
Willis North America, Inc.
5.15%, 03/15/36(a)	2,326	2,222,351
5.35%, 05/15/33	5,651	5,619,038
Wynnton Funding Trust, 5.25%, 08/15/35(b)	7,057	6,795,849
		878,211,281
Internet — 3.3%
Airbnb, Inc., 5.25%, 03/16/36(a)	5,075	4,964,516
Alibaba Group Holding Ltd.
4.50%, 11/28/34(a)	4,930	4,678,086
5.25%, 05/26/35(a)	8,665	8,614,471
Alphabet, Inc.
4.38%, 11/15/32	7,312	7,030,965
4.40%, 02/15/33	21,304	20,384,756
4.50%, 05/15/35(a)	7,040	6,669,204
4.70%, 11/15/35	26,657	25,253,433
4.80%, 02/15/36(a)	30,971	29,490,194
5.20%, 08/15/33(a)	13,820	13,770,375
5.45%, 08/15/36	24,145	23,954,708
Amazon.com, Inc.
3.60%, 04/13/32	17,884	16,657,553
4.35%, 03/20/33	10,955	10,433,749
4.55%, 03/13/33	22,607	21,774,006
4.65%, 11/20/35	23,352	22,003,207
4.70%, 12/01/32(a)	15,216	14,955,777
4.80%, 12/05/34(a)	9,666	9,407,248
4.88%, 03/13/36	42,776	40,661,371
5.10%, 07/09/33	20,660	20,425,833
5.30%, 07/09/36(a)	28,567	27,957,759
AppLovin Corp.
5.38%, 12/01/31	6,079	6,083,201
5.50%, 12/01/34(a)	7,547	7,422,388
Booking Holdings, Inc., 5.38%, 05/07/36	4,992	4,919,035
Security	Par (000)	Value
Internet (continued)
eBay, Inc.
5.13%, 11/06/35(a)	$2,588	$2,498,843
6.30%, 11/22/32(a)	2,768	2,916,881
Expedia Group, Inc.
5.40%, 02/15/35(a)	8,112	7,915,176
5.50%, 04/15/36(a)	6,083	5,910,943
Kuaishou Technology, 4.75%, 01/22/36(b)	5,827	5,445,451
Meituan
4.75%, 11/05/32(a)(b)	4,149	3,955,134
5.13%, 11/05/35(b)	5,460	5,123,143
MercadoLibre, Inc., 4.90%, 01/15/33	5,188	4,984,112
Meta Platforms, Inc.
3.85%, 08/15/32(a)	20,780	19,269,506
4.60%, 11/15/32	27,600	26,502,384
4.75%, 08/15/34(a)	18,719	17,812,947
4.88%, 05/15/33	19,630	18,959,938
4.88%, 11/15/35(a)	44,068	41,245,697
4.95%, 05/15/33	14,157	13,832,527
5.25%, 05/15/36(a)	37,657	36,242,194
Netflix, Inc.
4.90%, 08/15/34(a)	7,302	7,146,907
5.25%, 08/15/36	5,100	5,040,232
Prosus NV
3.06%, 07/13/31(b)	11,990	10,815,124
4.19%, 01/19/32(b)	7,702	7,251,544
Tencent Holdings Ltd., 5.00%, 06/16/36(a)(b)	10,512	10,253,138
Uber Technologies, Inc.
4.80%, 09/15/34(a)	11,064	10,577,736
4.80%, 09/15/35	8,507	8,056,045
VeriSign, Inc., 5.25%, 06/01/32	3,431	3,403,845
		622,671,282
Iron & Steel — 0.3%
ArcelorMittal SA
5.38%, 05/19/36(a)	7,023	6,836,835
6.00%, 06/17/34(a)	4,007	4,132,277
6.80%, 11/29/32(a)	8,095	8,753,856
Gerdau Trade, Inc., 5.75%, 06/09/35	4,982	4,999,437
Nucor Corp.
3.13%, 04/01/32(a)	3,723	3,383,868
5.10%, 06/01/35(a)	3,980	3,920,851
POSCO
5.00%, 01/16/36(a)(b)	2,477	2,344,855
5.88%, 01/17/33(a)(b)	1,085	1,114,411
POSCO Holdings, Inc., 5.75%, 05/07/35(a)(b)	2,257	2,253,157
Steel Dynamics, Inc.
5.25%, 05/15/35	5,606	5,505,685
5.38%, 08/15/34	4,768	4,738,486
United States Steel Corp., 5.70%, 08/01/36(a)(b)	1,620	1,589,530
Vale Overseas Ltd.
6.13%, 06/12/33	9,615	9,924,074
8.25%, 01/17/34	1,730	2,000,745
		61,498,067
Leisure Time — 0.4%
Brunswick Corp./DE, 4.40%, 09/15/32(a)	3,718	3,479,861
Carnival Corp. Ltd.
5.75%, 08/01/32(b)	20,345	20,133,933
6.13%, 02/15/33(a)(b)	10,000	10,024,230
Royal Caribbean Cruises Ltd.
4.75%, 05/15/33	9,391	8,950,289
5.38%, 01/15/36(a)	10,970	10,610,229

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Leisure Time (continued)
5.55%, 01/20/34	$5,485	$5,452,608
5.63%, 09/30/31(b)	4,655	4,662,001
6.00%, 02/01/33(b)	12,424	12,499,361
6.25%, 03/15/32(b)	7,575	7,681,868
		83,494,380
Lodging — 0.4%
Choice Hotels International, Inc., 5.85%, 08/01/34(a)	4,300	4,274,813
Hyatt Hotels Corp.
5.38%, 12/15/31(a)	3,150	3,154,952
5.40%, 12/15/35(a)	2,644	2,558,372
5.50%, 06/30/34(a)	2,513	2,499,277
5.75%, 03/30/32	3,609	3,666,831
Las Vegas Sands Corp.
5.65%, 05/18/33	3,030	2,982,133
6.20%, 08/15/34	3,808	3,850,686
Marriott International, Inc.
4.50%, 10/15/31	3,335	3,243,686
4.50%, 05/01/33	3,995	3,801,624
4.50%, 10/01/34	2,420	2,231,869
5.10%, 04/15/32(a)	4,059	4,040,154
5.25%, 10/15/35(a)	3,581	3,496,141
5.30%, 05/15/34(a)	6,661	6,581,561
5.35%, 03/15/35	7,090	6,969,953
Series GG, 3.50%, 10/15/32(a)	7,435	6,747,138
Series II, 2.75%, 10/15/33(a)	5,178	4,418,154
Series YY, 5.65%, 09/15/36(a)	5,500	5,453,766
		69,971,110
Machinery — 0.7%
AGCO Corp., 5.80%, 03/21/34	5,414	5,431,128
Caterpillar, Inc.
5.20%, 05/15/35(a)	12,028	11,999,668
5.30%, 09/15/35(a)	1,646	1,658,089
Deere & Co., 5.45%, 01/16/35(a)	8,584	8,713,842
Dover Corp., 5.38%, 10/15/35(a)	1,530	1,530,715
Flowserve Corp.
2.80%, 01/15/32	3,661	3,213,313
5.70%, 05/15/36	3,660	3,608,278
GE Vernova, Inc., 4.88%, 02/04/36(a)	6,240	5,988,954
Ingersoll Rand, Inc.
5.45%, 06/15/34	5,358	5,365,512
5.70%, 08/14/33	7,355	7,500,007
John Deere Capital Corp.
3.90%, 06/07/32(a)	4,931	4,678,461
4.35%, 09/15/32	4,226	4,098,542
4.40%, 09/08/31	1,449	1,415,662
5.10%, 04/11/34	6,389	6,365,774
5.15%, 09/08/33	6,995	7,027,594
Series 1, 5.05%, 06/12/34	6,224	6,177,239
Nordson Corp., 5.80%, 09/15/33	3,616	3,690,012
Otis Worldwide Corp.
5.13%, 11/19/31(a)	4,334	4,345,013
5.13%, 09/04/35(a)	3,099	3,019,358
Regal Rexnord Corp., 6.40%, 04/15/33(a)	9,081	9,429,959
Vertiv Holdings Co., 4.85%, 03/15/36(a)	1,980	1,873,255
Westinghouse Air Brake Technologies Corp.
5.50%, 05/29/35(a)	5,723	5,715,354
5.61%, 03/11/34	3,886	3,920,760
Security	Par (000)	Value
Machinery (continued)
Xylem, Inc./New York
5.20%, 06/01/33(a)	$4,738	$4,718,636
5.45%, 06/01/36(a)	2,265	2,258,930
		123,744,055
Manufacturing — 0.4%
3M Co., 5.15%, 03/15/35(a)	4,209	4,152,738
Eaton Corp.
4.00%, 11/02/32(a)	4,510	4,276,995
4.15%, 03/15/33(a)	8,785	8,346,372
4.50%, 03/06/33	5,005	4,820,515
4.80%, 03/06/36	14,706	14,056,354
Parker-Hannifin Corp., 4.20%, 11/21/34(a)	3,661	3,406,451
Pentair Finance SARL, 5.90%, 07/15/32	2,890	2,934,928
Siemens Funding BV
4.90%, 05/28/32(a)(b)	6,775	6,760,389
5.20%, 05/28/35(b)	10,625	10,568,838
Textron, Inc.
4.95%, 03/15/36(a)	1,620	1,544,353
5.50%, 05/15/35	4,263	4,240,949
6.10%, 11/15/33	2,976	3,086,654
		68,195,536
Media — 1.6%
Charter Communications Operating LLC/Charter Communications Operating Capital
2.30%, 02/01/32(a)	9,462	7,872,041
4.40%, 04/01/33	6,971	6,274,487
5.85%, 12/01/35(a)	8,949	8,411,312
6.05%, 02/15/32	6,855	6,862,507
6.38%, 10/23/35	13,199	12,867,210
6.55%, 06/01/34	11,826	11,807,904
6.60%, 02/15/34	6,945	6,990,716
6.65%, 02/01/34	6,067	6,099,917
6.95%, 08/15/36(a)	8,990	9,007,759
Comcast Corp.
3.20%, 07/15/36(a)	5,950	4,826,749
4.20%, 08/15/34	8,968	8,138,905
4.25%, 01/15/33(a)	12,547	11,763,119
4.40%, 08/15/35	5,784	5,215,783
4.65%, 02/15/33(a)	7,095	6,794,517
4.80%, 05/15/33(a)	7,305	7,058,039
4.95%, 05/15/32	4,840	4,772,184
5.30%, 06/01/34(a)	9,690	9,529,848
5.30%, 05/15/35(a)	6,892	6,762,572
5.50%, 11/15/32(a)	8,199	8,315,325
5.65%, 06/15/35(a)	8,850	8,800,192
6.50%, 11/15/35	2,235	2,349,041
7.05%, 03/15/33	5,654	6,154,914
Cox Communications, Inc.
4.80%, 02/01/35(b)	5,063	4,378,114
5.45%, 09/01/34(b)	5,488	5,058,250
5.70%, 06/15/33(b)	5,994	5,690,898
FactSet Research Systems, Inc., 3.45%, 03/01/32(a)	3,663	3,300,235
Fox Corp., 6.50%, 10/13/33	8,815	9,285,631
News Corp., 5.13%, 02/15/32(a)(b)	2,395	2,327,842
Sky Group Finance Ltd., 6.50%, 10/15/35(b)	335	352,167
Space Exploration Technologies Corp.
5.65%, 07/15/33(b)	36,600	35,309,389
5.88%, 07/15/36(b)	40,250	37,934,374
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Media (continued)
Time Warner Cable Enterprises LLC, 8.38%, 07/15/33	$6,983	$7,622,466
TWDC Enterprises 18 Corp., Series B, 7.00%, 03/01/32	2,829	3,111,913
Videotron Ltd., 5.70%, 01/15/35(b)	5,214	5,114,080
Walt Disney Co. (The)
4.63%, 03/14/36(a)	7,231	6,864,824
6.20%, 12/15/34(a)	7,268	7,755,850
6.40%, 12/15/35(a)	5,021	5,434,797
6.55%, 03/15/33	2,293	2,488,639
		308,704,510
Metal Fabricate & Hardware — 0.0%
Precision Castparts Corp., 4.20%, 06/15/35	1,788	1,657,930
Timken Co. (The), 4.13%, 04/01/32	2,514	2,356,370
Vallourec SACA, 7.50%, 04/15/32(b)	200	208,553
		4,222,853
Mining — 1.5%
Anglo American Capital PLC
5.00%, 03/21/33(b)	4,495	4,386,900
5.25%, 03/19/36(b)	7,523	7,268,149
5.50%, 05/02/33(b)	6,156	6,165,476
5.75%, 04/05/34(b)	7,535	7,627,963
Antofagasta PLC
5.63%, 05/13/32(a)(b)	3,511	3,559,905
5.63%, 09/09/35(a)(b)	4,212	4,166,127
6.25%, 05/02/34(b)	5,259	5,453,735
Barrick Mining Corp., 6.45%, 10/15/35	965	1,030,278
BHP Billiton Finance USA Ltd.
4.90%, 02/28/33(a)	5,803	5,711,478
5.00%, 02/15/36(a)	2,165	2,112,580
5.13%, 02/21/32	5,000	5,011,741
5.25%, 09/08/33	10,774	10,796,499
5.30%, 02/21/35(a)	9,996	9,963,329
Corp. Nacional del Cobre de Chile
5.13%, 02/02/33(b)	7,090	6,916,817
5.63%, 09/21/35(b)	3,000	2,966,011
5.95%, 01/08/34(b)	7,692	7,807,042
6.33%, 01/13/35(b)	9,955	10,237,722
6.44%, 01/26/36(b)	10,000	10,416,310
Freeport Indonesia PT, 5.32%, 04/14/32(b)	12,355	12,181,350
Freeport-McMoRan, Inc., 5.40%, 11/14/34	5,079	5,056,957
Glencore Canada Corp., 6.20%, 06/15/35(a)	1,421	1,460,819
Glencore Funding LLC
2.63%, 09/23/31(b)	5,550	4,900,136
5.20%, 07/01/33(b)	4,275	4,204,514
5.51%, 04/01/36(a)(b)	9,128	8,976,366
5.63%, 04/04/34(a)(b)	9,450	9,490,326
5.67%, 04/01/35(a)(b)	8,508	8,539,306
5.70%, 05/08/33(a)(b)	4,203	4,280,287
6.50%, 10/06/33(b)	7,521	7,970,830
Kinross Gold Corp., 6.25%, 07/15/33	3,246	3,388,127
Minera Mexico SA de CV, 5.63%, 02/12/32(b)	6,169	6,165,915
Newcastle Coal Infrastructure Group Pty. Ltd., 4.70%, 05/12/31(b)	2	1,545
Newmont Corp.
2.60%, 07/15/32(a)	5,188	4,580,133
5.88%, 04/01/35	3,763	3,894,839
Newmont Corp./Newcrest Finance Pty. Ltd., 5.35%, 03/15/34(a)	6,835	6,878,562
Nexa Resources SA, 6.75%, 04/09/34(a)(b)	3,728	3,843,579
Security	Par (000)	Value
Mining (continued)
Northern Star Resources Ltd., 6.13%, 04/11/33(b)	$4,782	$4,866,595
Rio Tinto Alcan, Inc.
5.75%, 06/01/35(a)	1,925	1,962,711
6.13%, 12/15/33	5,761	6,033,910
Rio Tinto Finance USA PLC
5.00%, 03/14/32	8,627	8,585,500
5.00%, 03/09/33	4,659	4,622,967
5.25%, 03/14/35	12,927	12,841,065
South32 Treasury Ltd., 4.35%, 04/14/32(a)(b)	4,807	4,621,465
Southern Copper Corp.
5.35%, 06/24/36	10,954	10,630,309
7.50%, 07/27/35	5,751	6,508,642
Vale Canada Ltd., 7.20%, 09/15/32(a)	1,744	1,886,136
Windfall Mining Group, Inc./Groupe Minier Windfall, Inc., 5.85%, 05/13/32(a)(b)	5,089	5,166,808
		275,137,761
Office & Business Equipment — 0.1%
CDW LLC/CDW Finance Corp.
3.57%, 12/01/31	7,621	6,890,112
5.55%, 08/22/34(a)	4,110	3,983,830
		10,873,942
Oil & Gas — 3.5%
Adnoc Murban Rsc Ltd., 4.50%, 09/11/34(a)(b)	10,640	10,087,308
Adnoc Murban Sukuk Ltd., 4.75%, 05/06/35(a)(b)	9,395	9,184,032
Aker BP ASA
5.13%, 10/01/34(a)(b)	5,941	5,761,356
5.25%, 10/30/35(a)(b)	6,765	6,534,049
6.00%, 06/13/33(b)	7,452	7,668,734
Antero Resources Corp., 5.40%, 02/01/36	5,099	4,922,627
APA Corp., 6.10%, 02/15/35	2,703	2,760,079
BP Capital Markets America, Inc.
2.72%, 01/12/32	13,830	12,345,524
4.81%, 02/13/33(a)	16,605	16,268,153
4.89%, 09/11/33(a)	10,336	10,147,963
4.99%, 04/10/34	7,357	7,227,677
5.23%, 11/17/34(a)	13,701	13,659,574
BP Capital Markets PLC
6.13%, (5-year CMT + 1.92%)(c)(d)	8,665	8,609,356
6.45%, (5-year CMT + 2.15%)(c)(d)	8,122	8,335,129
Canadian Natural Resources Ltd.
5.40%, 12/15/34	5,586	5,553,457
5.85%, 02/01/35(a)	2,380	2,428,709
6.45%, 06/30/33(a)	2,725	2,890,142
7.20%, 01/15/32(a)	2,785	3,034,660
Cenovus Energy, Inc.
2.65%, 01/15/32(a)	3,374	2,977,261
5.40%, 03/20/36(a)	3,489	3,394,502
Chevron USA, Inc.
4.50%, 10/15/32(a)	8,412	8,236,933
4.82%, 04/15/32	4,477	4,457,366
4.85%, 10/15/35(a)	5,485	5,367,643
4.98%, 04/15/35(a)	5,205	5,151,467
CNOOC Finance 2003 Ltd., 5.50%, 05/21/33(a)(b)	100	103,419
Conoco Funding Co., 7.25%, 10/15/31	705	771,953
ConocoPhillips, 5.90%, 10/15/32(a)	3,305	3,456,220
ConocoPhillips Co.
4.85%, 01/15/32	4,462	4,443,214

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
5.00%, 01/15/35(a)	$9,397	$9,221,042
5.05%, 09/15/33(a)	6,815	6,799,052
Continental Resources, Inc./OK, 2.88%, 04/01/32(b)	6,097	5,327,951
Devon Energy Corp.
5.20%, 09/15/34(a)	7,735	7,624,850
5.40%, 02/15/35(a)(b)	5,730	5,689,999
5.60%, 03/15/34(b)	3,969	4,019,519
7.88%, 09/30/31	4,525	5,079,519
7.95%, 04/15/32	3,022	3,425,400
Diamondback Energy, Inc.
5.40%, 04/18/34	9,653	9,636,441
5.55%, 04/01/35	9,210	9,263,769
6.25%, 03/15/33	8,600	9,021,232
Empresa Nacional del Petroleo
3.45%, 09/16/31(a)(b)	1,224	1,113,643
5.95%, 07/30/34(b)	2,745	2,754,618
6.15%, 05/10/33(b)	4,770	4,862,090
Eni SpA
5.25%, 05/18/36(a)(b)	8,778	8,475,189
5.50%, 05/15/34(b)	7,549	7,562,071
5.75%, 05/19/35(b)	7,523	7,573,589
EOG Resources, Inc.
3.90%, 04/01/35	4,141	3,719,593
5.00%, 07/15/32(a)	10,925	10,863,744
5.10%, 01/15/36(a)	474	457,803
5.35%, 01/15/36	7,670	7,590,106
EQT Corp., 5.75%, 02/01/34	5,920	5,969,814
Equinor ASA
4.75%, 11/14/35	6,375	6,105,475
5.13%, 06/03/35(a)	4,150	4,121,142
Expand Energy Corp.
4.75%, 02/01/32	7,853	7,600,866
5.70%, 01/15/35	5,928	5,906,853
Harbour Energy Finance 2 PLC
5.93%, 08/19/33(b)	5,175	5,153,058
6.33%, 04/01/35(b)	6,849	6,899,626
Helmerich & Payne, Inc.
2.90%, 09/29/31(a)	1,804	1,605,771
5.50%, 12/01/34(a)	4,277	4,145,533
Hess Corp., 7.13%, 03/15/33	4,567	5,054,436
HF Sinclair Corp.
5.50%, 09/01/32(a)	4,290	4,280,034
6.25%, 01/15/35	5,632	5,774,084
KazMunayGas National Co. JSC, 3.50%, 04/14/33(b)	5,715	5,112,511
Marathon Petroleum Corp., 5.70%, 03/01/35(a)	6,922	6,989,290
Occidental Petroleum Corp.
5.38%, 01/01/32(a)	5,024	5,070,472
5.55%, 10/01/34(a)	8,073	8,142,880
7.88%, 09/15/31	3,534	3,939,035
ORLEN SA, 6.00%, 01/30/35(a)(b)	10,111	10,282,586
Ovintiv, Inc.
6.25%, 07/15/33(a)	5,110	5,340,403
6.50%, 08/15/34(a)	5,011	5,287,877
7.20%, 11/01/31	2,568	2,773,775
7.38%, 11/01/31	3,298	3,596,438
Patterson-UTI Energy, Inc.
6.05%, 05/15/36(a)	3,499	3,475,261
7.15%, 10/01/33	3,175	3,393,522
Security	Par (000)	Value
Oil & Gas (continued)
Permian Resources Operating LLC, 6.25%, 02/01/33(b)	$480	$487,389
Petronas Capital Ltd.
2.48%, 01/28/32(a)(b)	8,290	7,293,153
5.34%, 04/03/35(a)(b)	12,710	12,740,043
Phillips 66
4.65%, 11/15/34(a)	6,927	6,609,660
4.95%, 03/15/35(a)	4,680	4,559,395
5.30%, 06/30/33(a)	6,311	6,320,691
Series B, 6.20%, 03/15/56, (5-year CMT + 2.17%)(c)	6,110	6,034,782
Pluspetrol Camisea SA/Pluspetrol Lote 56 SA, 6.24%, 07/03/36(b)	70	72,106
Reliance Industries Ltd., 2.88%, 01/12/32(a)(b)	10,641	9,479,799
Repsol E&P Capital Markets U.S. LLC, 5.98%, 09/16/35(b)	7,187	7,209,081
SA Global Sukuk Ltd.
4.63%, 09/17/35(b)	10,700	10,080,316
4.75%, 10/02/34(a)(b)	9,760	9,346,405
Santos Finance Ltd.
5.75%, 11/13/35(a)(b)	6,729	6,634,111
6.88%, 09/19/33(b)	6,408	6,827,167
Saudi Arabian Oil Co.
5.00%, 02/02/36(b)	8,400	8,075,693
5.25%, 07/17/34(b)	13,945	13,803,827
5.38%, 06/02/35(a)(b)	8,520	8,446,010
Shell Finance U.S., Inc.
4.13%, 05/11/35(a)	9,082	8,407,728
4.75%, 01/06/36(a)	5,090	4,884,994
Shell International Finance BV, 4.13%, 05/11/35(a)	1,852	1,714,867
Suncor Energy, Inc.
5.95%, 12/01/34	4,191	4,297,719
7.15%, 02/01/32(a)	3,891	4,227,469
TotalEnergies Capital SA
4.72%, 09/10/34(a)	5,870	5,700,920
5.15%, 04/05/34	9,249	9,221,047
TotalEnergies Capital USA LLC
4.57%, 01/13/33	2,660	2,572,474
4.86%, 01/13/36(a)	5,929	5,703,791
Valero Energy Corp.
2.80%, 12/01/31(a)	3,147	2,809,032
5.15%, 03/10/36	5,245	5,070,442
7.50%, 04/15/32	5,032	5,606,872
Var Energi ASA
6.50%, 05/22/35(b)	5,531	5,752,555
8.00%, 11/15/32(b)	7,636	8,518,131
Viper Energy Partners LLC, 5.70%, 08/01/35(a)	7,166	7,140,394
Woodside Finance Ltd.
5.10%, 09/12/34	9,114	8,828,113
5.70%, 05/19/32	4,158	4,228,971
6.00%, 05/19/35	9,350	9,535,158
		660,120,774
Oil & Gas Services — 0.2%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.
4.65%, 06/15/33	5,645	5,431,768
5.00%, 06/15/36	13,409	12,878,446
Halliburton Co., 4.85%, 11/15/35(a)	6,825	6,475,352
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas Services (continued)
Schlumberger Holdings Corp.
4.85%, 05/15/33(a)(b)	$2,658	$2,605,834
5.00%, 06/01/34(b)	3,198	3,104,285
Schlumberger Investment SA
4.80%, 05/07/33	2,669	2,611,332
5.15%, 05/07/36(a)	6,857	6,709,699
		39,816,716
Packaging & Containers — 0.3%
Amcor Finance USA, Inc., 5.63%, 05/26/33(a)	3,671	3,711,171
Amcor Flexibles North America, Inc.
5.13%, 03/12/36(a)	4,788	4,611,553
5.50%, 03/17/35(a)	5,751	5,722,172
AptarGroup, Inc., 3.60%, 03/15/32	2,700	2,494,818
Berry Global, Inc., 5.65%, 01/15/34(a)	6,095	6,132,136
Packaging Corp. of America
5.20%, 08/15/35(a)	3,077	3,012,264
5.70%, 12/01/33(a)	3,302	3,370,249
Smurfit Kappa Treasury ULC, 5.44%, 04/03/34	6,882	6,861,708
Smurfit Westrock Financing DAC
5.19%, 01/15/36	5,607	5,438,878
5.42%, 01/15/35	5,005	4,959,180
Sonoco Products Co.
2.85%, 02/01/32(a)	3,652	3,240,234
5.00%, 09/01/34(a)	5,205	5,009,135
Stora Enso OYJ, 7.25%, 04/15/36(b)	165	181,503
WRKCo, Inc.
3.00%, 06/15/33(a)	4,040	3,512,651
4.20%, 06/01/32	3,950	3,745,334
		62,002,986
Pharmaceuticals — 3.5%
AbbVie, Inc.
4.30%, 05/14/36	1,370	1,257,982
4.40%, 03/15/33	10,529	10,092,658
4.50%, 05/14/35	18,545	17,452,245
4.55%, 03/15/35	13,229	12,510,597
4.75%, 03/15/36(a)	10,940	10,425,735
5.05%, 09/15/33	12,815	12,695,148
5.05%, 03/15/34	20,375	20,155,710
5.20%, 03/15/35	7,447	7,376,674
5.30%, 09/15/36	7,590	7,506,693
Astrazeneca Finance LLC
4.30%, 03/02/33(a)	4,252	4,065,038
4.60%, 03/02/36(a)	4,812	4,548,208
4.88%, 03/03/33(a)	3,043	3,013,188
5.00%, 02/26/34(a)	10,079	9,965,876
Bayer U.S. Finance II LLC
4.20%, 07/15/34(b)	2,459	2,226,020
5.50%, 07/30/35(b)	2,081	2,022,795
Bayer U.S. Finance LLC
5.38%, 07/20/33(a)(b)	5,150	5,086,772
5.63%, 07/20/36(a)(b)	11,095	10,877,784
6.50%, 11/21/33(a)(b)	12,628	13,258,260
Becton Dickinson & Co.
4.30%, 08/22/32	3,447	3,291,812
5.11%, 02/08/34(a)	3,876	3,811,362
Bristol-Myers Squibb Co.
2.95%, 03/15/32	11,905	10,735,630
5.20%, 02/22/34(a)	16,987	16,986,844
5.90%, 11/15/33	5,469	5,698,454
Security	Par (000)	Value
Pharmaceuticals (continued)
Cardinal Health, Inc.
5.15%, 09/15/35(a)	$2,556	$2,489,002
5.35%, 11/15/34	7,216	7,139,720
5.45%, 02/15/34(a)	3,713	3,716,140
Cencora, Inc.
4.60%, 02/13/33	3,542	3,419,234
4.90%, 02/13/36	5,845	5,574,217
5.13%, 02/15/34	4,018	3,952,229
5.15%, 02/15/35	5,098	4,996,297
CVS Health Corp.
4.88%, 07/20/35	4,997	4,730,972
5.00%, 09/15/32(a)	5,851	5,770,786
5.25%, 02/21/33(a)	13,697	13,643,597
5.30%, 06/01/33(a)	9,767	9,704,620
5.45%, 09/15/35(a)	11,083	10,934,416
5.70%, 06/01/34	9,090	9,196,761
Eli Lilly & Co.
4.55%, 10/15/32(a)	6,615	6,476,653
4.60%, 08/14/34	8,456	8,165,413
4.65%, 05/20/33	6,040	5,901,604
4.70%, 02/27/33(a)	6,917	6,816,477
4.70%, 02/09/34(a)	10,230	9,982,628
4.85%, 05/20/36	15,046	14,523,168
4.90%, 02/12/32(a)	6,355	6,362,426
4.90%, 10/15/35	7,785	7,600,913
5.10%, 02/12/35(a)	8,468	8,428,944
EMD Finance LLC
4.63%, 10/15/32(b)	6,637	6,420,523
5.00%, 10/15/35(b)	8,662	8,318,066
GlaxoSmithKline Capital, Inc.
4.88%, 04/15/35	5,456	5,279,874
5.38%, 04/15/34	3,391	3,428,482
Johnson & Johnson
3.55%, 03/01/36(a)	1,870	1,655,812
4.38%, 12/05/33	7,650	7,452,147
4.85%, 03/01/32(a)	12,305	12,382,296
4.95%, 05/15/33(a)	3,342	3,389,333
4.95%, 06/01/34(a)	6,423	6,476,238
5.00%, 03/01/35(a)	8,139	8,145,326
McKesson Corp.
4.95%, 05/30/32(a)	4,547	4,515,393
5.10%, 07/15/33(a)	4,065	4,056,769
5.25%, 05/30/35(a)	5,150	5,107,827
Merck & Co., Inc.
2.15%, 12/10/31	13,523	11,789,312
4.45%, 12/04/32	4,295	4,162,448
4.50%, 05/17/33(a)	10,111	9,831,394
4.55%, 09/15/32(a)	6,207	6,072,556
4.75%, 12/04/35(a)	11,488	10,968,036
4.95%, 05/22/33	6,920	6,855,040
4.95%, 09/15/35(a)	13,280	12,949,866
5.20%, 05/22/36(a)	8,479	8,367,199
6.50%, 12/01/33	4,491	4,858,297
Novartis Capital Corp.
4.00%, 09/18/31(a)	2,273	2,192,122
4.20%, 09/18/34(a)	7,568	7,131,796
4.30%, 11/05/32	5,784	5,579,288
4.60%, 03/18/33	13,587	13,236,036
4.60%, 11/05/35	6,406	6,114,900
4.90%, 03/18/36(a)	16,252	15,741,345

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
Pfizer Investment Enterprises Pte. Ltd., 4.75%, 05/19/33(a)	$34,579	$33,719,660
Pfizer, Inc.
4.50%, 11/15/32(a)	8,446	8,192,180
4.88%, 11/15/35(a)	8,816	8,503,439
Sanofi SA, 4.20%, 11/03/32	830	799,503
Takeda Pharmaceutical Co. Ltd., 5.30%, 07/05/34(a)	7,469	7,403,049
Takeda U.S. Financing, Inc., 5.20%, 07/07/35	11,517	11,242,983
Teva Pharmaceutical Finance Co. LLC, 6.15%, 02/01/36(a)	50	51,251
Teva Pharmaceutical Finance Netherlands III BV, 6.00%, 12/01/32	40	40,925
Wyeth LLC
6.00%, 02/15/36(a)	3,356	3,489,352
6.50%, 02/01/34	5,399	5,787,120
Zoetis, Inc.
5.00%, 08/17/35(a)	6,756	6,525,317
5.60%, 11/16/32(a)	5,165	5,269,588
		648,089,790
Pipelines — 3.8%
Boardwalk Pipelines LP
3.60%, 09/01/32	3,707	3,390,576
5.38%, 02/15/36(a)	2,640	2,565,145
5.63%, 08/01/34(a)	4,960	4,971,868
Cameron LNG LLC, 3.30%, 01/15/35(b)	5,547	4,747,619
Cheniere Energy Partners LP
3.25%, 01/31/32	8,956	8,112,191
5.55%, 10/30/35(a)	2,890	2,878,131
5.75%, 08/15/34	10,234	10,373,606
5.95%, 06/30/33	11,097	11,419,053
Cheniere Energy, Inc.
5.20%, 07/30/36(b)	3,460	3,335,503
5.65%, 04/15/34	10,383	10,474,324
Colonial Enterprises, Inc., 5.63%, 11/15/35(a)(b)	2,510	2,454,434
Colonial Pipeline Co., 7.63%, 04/15/32(a)(b)	2,038	2,203,158
Columbia Pipelines Holding Co. LLC
5.00%, 11/17/32(b)	1,990	1,937,016
5.10%, 10/01/31(b)	1,779	1,758,407
5.68%, 01/15/34(a)(b)	3,603	3,620,769
Columbia Pipelines Operating Co. LLC
5.44%, 02/15/35(b)	3,703	3,666,117
5.51%, 05/15/36(b)	6,670	6,557,349
6.04%, 11/15/33(a)(b)	10,910	11,263,219
DCP Midstream Operating LP, 3.25%, 02/15/32(a)	3,125	2,860,397
DT Midstream, Inc.
4.30%, 04/15/32(b)	4,935	4,649,081
5.80%, 12/15/34(b)	5,289	5,294,730
Eastern Energy Gas Holdings LLC, 5.80%, 01/15/35	5,341	5,421,719
El Paso Natural Gas Co. LLC
3.50%, 02/15/32(b)	2,038	1,866,351
8.38%, 06/15/32	2,091	2,380,480
Enbridge, Inc.
2.50%, 08/01/33(a)	7,373	6,185,820
5.20%, 11/20/35	4,071	3,950,381
5.45%, 03/27/36	6,386	6,301,146
5.55%, 06/20/35	7,908	7,874,582
5.63%, 04/05/34(a)	8,203	8,283,972
5.70%, 03/08/33	15,393	15,675,721
Security	Par (000)	Value
Pipelines (continued)
7.20%, 06/27/54, (5-year CMT + 2.97%)(c)	$5,105	$5,346,722
7.63%, 01/15/83, (5-year CMT + 4.42%)(c)	4,616	4,966,613
8.50%, 01/15/84, (5-year CMT + 4.43%)(a)(c)	8,349	9,416,336
Energy Transfer LP
4.90%, 03/15/35	4,689	4,449,386
5.35%, 01/15/36	4,790	4,673,449
5.55%, 05/15/34	8,877	8,874,839
5.60%, 09/01/34	9,160	9,158,104
5.70%, 04/01/35	9,352	9,393,896
5.75%, 02/15/33	11,633	11,872,034
6.55%, 12/01/33	10,470	11,118,607
Enterprise Products Operating LLC
4.85%, 01/31/34	7,931	7,724,359
4.95%, 02/15/35	7,505	7,327,158
5.20%, 01/15/36(a)	10,656	10,462,491
5.35%, 01/31/33	7,433	7,507,936
Series D, 6.88%, 03/01/33(a)	3,969	4,343,194
Series H, 6.65%, 10/15/34	2,769	3,005,058
Series J, 5.75%, 03/01/35	1,768	1,792,591
Esentia Energy Development SAB de CV, 6.13%, 07/30/33(b)	6,604	6,507,582
Florida Gas Transmission Co. LLC
2.30%, 10/01/31(b)	733	638,789
5.75%, 07/15/35(b)	5,250	5,286,732
Galaxy Pipeline Assets Bidco Ltd.
2.16%, 03/31/34(b)	2,263	2,016,173
2.63%, 03/31/36(b)	10,727	9,223,323
Greensaif Pipelines Bidco SARL, 5.85%, 02/23/36(b)	9,000	9,006,858
Gulfstream Natural Gas System LLC, 5.60%, 07/23/35(b)	6,203	6,148,369
Kinder Morgan Energy Partners LP
5.80%, 03/15/35(a)	3,570	3,624,261
7.30%, 08/15/33	3,456	3,819,442
7.75%, 03/15/32	2,796	3,127,758
Kinder Morgan, Inc.
4.80%, 02/01/33	6,555	6,384,562
5.20%, 06/01/33	10,831	10,784,353
5.30%, 12/01/34(a)	5,630	5,550,848
5.40%, 02/01/34	7,355	7,362,054
5.55%, 08/01/36	5,215	5,170,754
5.85%, 06/01/35	5,805	5,927,953
7.75%, 01/15/32	6,440	7,199,082
MPLX LP
4.95%, 09/01/32(a)	6,518	6,389,985
5.00%, 05/01/32	4,565	4,495,827
5.00%, 01/15/33	4,505	4,405,305
5.00%, 03/01/33(a)	9,951	9,731,980
5.30%, 04/01/36	7,165	6,930,230
5.40%, 04/01/35	8,194	8,039,685
5.40%, 09/15/35	10,571	10,356,123
5.50%, 06/01/34	11,558	11,486,681
5.50%, 11/01/36	4,565	4,457,663
NGPL PipeCo LLC, 5.60%, 08/15/36(b)	2,815	2,737,966
ONEOK, Inc.
4.75%, 10/15/31	4,828	4,722,240
4.95%, 10/15/32	6,774	6,623,264
5.05%, 11/01/34	11,791	11,375,258
5.40%, 10/15/35(a)	7,334	7,195,421
5.65%, 09/01/34(a)	4,095	4,109,168
6.00%, 06/15/35	3,383	3,446,650
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
6.05%, 09/01/33(a)	$11,050	$11,389,072
6.10%, 11/15/32	5,466	5,663,166
Plains All American Pipeline LP, 5.95%, 06/15/35	7,748	7,842,800
Plains All American Pipeline LP/PAA Finance Corp.
5.60%, 01/15/36	7,061	6,957,590
5.70%, 09/15/34	4,748	4,757,547
QazaqGaz NC JSC, 5.63%, 05/08/36(a)(b)	5,000	4,894,744
Sempra Infrastructure Partners LP, 3.25%, 01/15/32(b)	3,112	2,749,683
South Bow USA Infrastructure Holdings LLC, 5.58%, 10/01/34	9,491	9,300,405
Southern Natural Gas Co. LLC
5.45%, 08/01/35(a)(b)	2,073	2,053,025
8.00%, 03/01/32(a)	1,424	1,596,215
Targa Resources Corp.
4.20%, 02/01/33	6,336	5,920,492
5.40%, 07/30/36(a)	2,470	2,401,031
5.50%, 02/15/35	8,279	8,199,160
5.55%, 08/15/35	7,700	7,618,763
5.65%, 02/15/36(a)	5,222	5,199,264
6.13%, 03/15/33	6,187	6,410,493
6.50%, 03/30/34	7,958	8,410,771
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.00%, 01/15/32	6,837	6,431,412
Texas Eastern Transmission LP, 7.00%, 07/15/32(a)	3,143	3,400,164
TMS Issuer SARL, 5.78%, 08/23/32(b)	9,000	9,162,085
TransCanada PipeLines Ltd.
2.50%, 10/12/31(a)	1,960	1,718,056
4.63%, 03/01/34	9,487	9,010,049
5.60%, 03/31/34	3,037	3,051,386
5.85%, 03/15/36	3,834	3,895,660
Transcanada Trust, 5.60%, 03/07/82, (5-year CMT + 3.99%)(a)(c)	5,702	5,578,955
Transcontinental Gas Pipe Line Co. LLC, 5.10%, 03/15/36	895	865,779
Western Midstream Operating LP
5.45%, 11/15/34(a)	6,133	6,005,559
5.50%, 12/15/35(a)	4,840	4,706,092
5.70%, 07/01/36(a)	3,415	3,362,824
6.15%, 04/01/33	6,370	6,568,196
Whistler Pipeline LLC, 5.95%, 09/30/34(b)	5,838	5,883,964
Williams Companies, Inc. (The)
4.65%, 08/15/32	7,562	7,327,784
5.15%, 03/15/34	9,755	9,537,823
5.15%, 03/15/36(a)	9,107	8,741,578
5.30%, 09/30/35	6,788	6,616,927
5.60%, 03/15/35	7,964	7,944,647
5.65%, 03/15/33	9,313	9,425,133
8.75%, 03/15/32	3,712	4,322,147
		717,108,418
Private Equity — 0.1%
Carlyle Group, Inc. (The), 5.05%, 09/19/35(a)	5,479	5,178,867
EQT AB, 5.85%, 05/08/35(b)	3,576	3,538,928
KKR & Co., Inc., 5.10%, 08/07/35(a)	6,008	5,733,538
		14,451,333
Security	Par (000)	Value
Real Estate — 0.2%
Aldar Properties PJSC, 5.88%, 04/14/56, (5-year CMT + 2.02%)(a)(b)(c)	$5,940	$5,514,329
Brookfield Corp., 7.38%, 03/01/33	350	386,524
CBRE Services, Inc.
4.90%, 01/15/33	3,715	3,601,617
5.25%, 06/01/36	5,682	5,474,346
5.50%, 06/15/35(a)	3,902	3,861,327
5.95%, 08/15/34	7,335	7,472,982
Corp. Inmobiliaria Vesta SAB de CV, 5.50%, 01/30/33(b)	3,448	3,322,148
Mitsui Fudosan Co. Ltd., 2.57%, 01/21/32(a)(b)	475	414,217
Ontario Teachers' Cadillac Fairview Properties Trust, 2.50%, 10/15/31(b)	6,310	5,522,835
		35,570,325
Real Estate Investment Trusts — 3.9%
Agree LP
2.60%, 06/15/33(a)	2,031	1,710,015
4.80%, 10/01/32(a)	2,380	2,307,493
5.60%, 06/15/35	3,002	3,007,902
5.63%, 06/15/34(a)	3,140	3,155,972
Alexandria Real Estate Equities, Inc.
1.88%, 02/01/33(a)	8,207	6,577,096
2.00%, 05/18/32(a)	5,946	4,938,815
2.95%, 03/15/34	5,618	4,672,235
4.75%, 04/15/35(a)	4,140	3,845,979
5.25%, 03/15/36(a)	6,535	6,225,510
5.25%, 05/15/36(a)	2,955	2,822,247
5.50%, 10/01/35(a)	3,979	3,869,435
American Assets Trust LP, 6.15%, 10/01/34(a)	3,685	3,660,832
American Homes 4 Rent LP
3.63%, 04/15/32	5,301	4,841,233
5.25%, 03/15/35(a)	3,839	3,737,125
5.50%, 02/01/34	3,924	3,891,681
5.50%, 07/15/34	3,737	3,704,765
American Tower Corp.
4.05%, 03/15/32(a)	5,994	5,643,380
4.70%, 12/15/32	3,430	3,310,614
5.35%, 03/15/35	4,456	4,391,094
5.40%, 01/31/35(a)	4,494	4,454,935
5.45%, 02/15/34(a)	4,855	4,834,540
5.55%, 07/15/33	6,930	6,961,340
5.65%, 03/15/33(a)	6,231	6,319,042
5.90%, 11/15/33	5,607	5,745,205
Americold Realty Operating Partnership LP
5.41%, 09/12/34	3,783	3,612,365
5.60%, 05/15/32(a)	3,229	3,209,977
Boston Properties LP
2.45%, 10/01/33	5,503	4,474,490
2.55%, 04/01/32	5,720	4,936,032
5.75%, 01/15/35(a)	6,899	6,836,005
6.05%, 10/15/36	3,575	3,582,534
6.50%, 01/15/34(a)	5,139	5,353,519
Brixmor Operating Partnership LP
4.85%, 02/15/33	2,980	2,880,699
5.20%, 04/01/32	3,300	3,268,213
5.38%, 06/15/36(a)	3,170	3,086,141
5.50%, 02/15/34(a)	2,790	2,785,662
5.75%, 02/15/35	3,333	3,362,950
Broadstone Net Lease LLC
2.60%, 09/15/31(a)	65	57,025
5.00%, 11/01/32(a)	2,413	2,355,501

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Camden Property Trust
4.90%, 01/15/34	$2,508	$2,438,932
4.90%, 02/28/36(a)	4,065	3,870,358
COPT Defense Properties LP, 2.90%, 12/01/33(a)	2,682	2,260,697
Cousins Properties LP
4.88%, 03/01/33	3,262	3,119,661
5.38%, 02/15/32(a)	3,385	3,380,966
5.88%, 10/01/34(a)	3,814	3,844,140
Crown Castle, Inc.
5.10%, 05/01/33	5,657	5,498,565
5.20%, 09/01/34(a)	5,066	4,913,072
5.80%, 03/01/34	6,630	6,675,736
CubeSmart LP
2.50%, 02/15/32	3,459	3,002,412
5.13%, 11/01/35	2,980	2,865,788
DOC DR LLC, 2.63%, 11/01/31	3,358	2,962,584
EPR Properties, 3.60%, 11/15/31(a)	1,835	1,669,717
Equinix Europe 2 Financing Corp. LLC
4.70%, 03/15/33	6,512	6,193,768
5.50%, 06/15/34	6,014	5,932,647
Equinix, Inc.
3.90%, 04/15/32	6,484	6,007,148
5.50%, 08/15/33	4,120	4,070,634
5.80%, 08/15/36	4,025	3,975,351
ERP Operating LP
2.05%, 01/15/32(a)	3,566	3,071,903
4.65%, 09/15/34(a)	4,064	3,867,120
4.95%, 06/15/32	3,494	3,455,302
5.00%, 02/15/33(a)	2,508	2,480,542
5.00%, 08/01/35	2,658	2,577,933
5.30%, 12/07/33(a)	2,890	2,901,834
5.35%, 06/01/34	2,745	2,737,521
5.45%, 10/01/36	1,335	1,325,607
Essential Properties LP
5.38%, 07/15/36(a)	1,420	1,365,487
5.40%, 12/01/35(a)	4,051	3,919,789
Essex Portfolio LP
2.65%, 03/15/32	4,349	3,803,075
4.88%, 02/15/36(a)	2,500	2,374,534
5.38%, 04/01/35(a)	2,698	2,681,949
5.50%, 04/01/34	3,547	3,535,389
Extra Space Storage LP
2.35%, 03/15/32	5,899	5,063,007
2.40%, 10/15/31	3,648	3,182,903
4.90%, 02/01/32(a)	3,250	3,194,879
4.95%, 01/15/33	4,980	4,849,595
5.35%, 01/15/35(a)	3,080	3,040,361
5.40%, 02/01/34	4,470	4,432,352
5.40%, 06/15/35	3,768	3,713,832
FIBRA Prologis, 5.50%, 11/26/35(a)(b)	3,454	3,311,281
GLP Capital LP/GLP Financing II, Inc.
3.25%, 01/15/32	5,815	5,132,421
5.25%, 02/15/33	3,967	3,819,285
5.63%, 09/15/34	6,497	6,310,163
5.63%, 03/01/36	4,300	4,096,011
6.75%, 12/01/33(a)	3,205	3,321,729
Goodman U.S. Finance Five LLC, 4.63%, 05/04/32(a)(b)	3,708	3,565,270
Goodman U.S. Finance Seven LLC, 5.25%, 04/28/36(a)(b)	5,042	4,837,345
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Goodman U.S. Finance Six LLC, 5.13%, 10/07/34(b)	$4,620	$4,454,583
Healthpeak OP LLC
4.75%, 01/15/33(a)	2,871	2,766,370
5.25%, 12/15/32(a)	5,651	5,591,670
5.38%, 02/15/35(a)	4,202	4,135,985
Highwoods Realty LP
5.35%, 01/15/33	1,950	1,908,249
7.65%, 02/01/34	565	620,108
Host Hotels & Resorts LP
5.50%, 04/15/35	5,402	5,287,798
5.70%, 06/15/32	4,830	4,874,119
5.70%, 07/01/34(a)	4,320	4,310,991
Series J, 2.90%, 12/15/31	2,679	2,365,737
Invitation Homes Operating Partnership LP
2.70%, 01/15/34	2,800	2,308,315
4.15%, 04/15/32(a)	4,725	4,435,022
4.88%, 02/01/35	3,716	3,516,019
4.95%, 02/01/32	2,010	1,968,623
4.95%, 01/15/33	4,045	3,925,776
5.50%, 08/15/33	2,547	2,540,853
Kilroy Realty LP
2.50%, 11/15/32(a)	2,825	2,320,880
2.65%, 11/15/33	2,689	2,150,930
5.88%, 10/15/35	2,532	2,446,248
6.25%, 01/15/36(a)	3,847	3,808,781
Kimco Realty OP LLC
2.25%, 12/01/31	4,469	3,893,267
3.20%, 04/01/32	4,435	4,018,199
4.60%, 02/01/33(a)	4,599	4,434,010
4.85%, 03/01/35	4,152	3,976,592
5.30%, 02/01/36(a)	1,045	1,032,324
6.40%, 03/01/34(a)	3,873	4,100,607
Kite Realty Group LP
4.95%, 12/15/31	2,390	2,348,358
5.20%, 08/15/32(a)	2,099	2,079,211
5.50%, 03/01/34	2,067	2,056,065
LXP Industrial Trust, 2.38%, 10/01/31	2,443	2,126,362
Mid-America Apartments LP
4.65%, 01/15/33	3,415	3,293,999
4.95%, 03/01/35(a)	3,203	3,099,227
5.00%, 03/15/34	2,300	2,239,494
5.30%, 02/15/32	2,652	2,670,584
National Health Investors, Inc., 5.35%, 02/01/33(a)	2,245	2,188,169
NNN REIT, Inc.
5.50%, 06/15/34	3,465	3,463,540
5.60%, 10/15/33	3,427	3,456,929
Omega Healthcare Investors, Inc., 3.25%, 04/15/33	4,766	4,140,993
Phillips Edison Grocery Center Operating Partnership I LP
2.63%, 11/15/31(a)	2,217	1,952,242
4.75%, 03/15/33	550	527,180
4.95%, 01/15/35(a)	2,583	2,464,584
5.25%, 08/15/32(a)	3,374	3,351,988
5.75%, 07/15/34	2,679	2,701,050
Piedmont Operating Partnership LP
2.75%, 04/01/32	1,355	1,155,790
5.63%, 01/15/33(a)	1,700	1,671,276
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Prologis LP
2.25%, 01/15/32	$2,526	$2,188,043
4.63%, 01/15/33	4,150	4,034,073
4.75%, 06/15/33(a)	5,155	5,021,542
4.90%, 06/15/36	5,715	5,441,720
5.00%, 03/15/34(a)	5,275	5,159,853
5.00%, 01/31/35(a)	4,740	4,600,220
5.13%, 01/15/34(a)	5,205	5,144,398
5.25%, 05/15/35(a)	5,134	5,066,270
Prologis Targeted U.S. Logistics Fund LP
4.63%, 03/15/33(b)	2,932	2,798,149
4.75%, 01/15/36(b)	4,265	3,982,539
5.25%, 01/15/35(b)	3,724	3,636,984
5.50%, 04/01/34(b)	3,454	3,445,361
Public Storage Operating Co.
2.25%, 11/09/31(a)	2,964	2,592,252
4.70%, 02/01/32(a)	3,050	2,995,435
5.00%, 07/01/35(a)	2,835	2,756,009
5.00%, 12/15/35(a)	2,625	2,545,076
5.10%, 08/01/33	4,789	4,757,678
5.15%, 08/15/36(a)	1,340	1,302,656
Realty Income Corp.
1.80%, 03/15/33(a)	2,844	2,318,275
2.70%, 02/15/32(a)	2,238	1,971,386
2.85%, 12/15/32	4,381	3,832,271
4.50%, 02/01/33(a)	2,762	2,638,731
4.75%, 04/15/33(a)	3,580	3,470,540
4.90%, 07/15/33(a)	4,258	4,150,767
5.13%, 02/15/34	5,642	5,542,955
5.13%, 04/15/35(a)	4,440	4,327,255
5.63%, 10/13/32	5,541	5,656,494
5.88%, 03/15/35(a)	2,140	2,191,607
Regency Centers LP
4.50%, 03/15/33	2,125	2,030,428
5.00%, 07/15/32	2,700	2,672,790
5.10%, 01/15/35(a)	2,630	2,566,824
5.25%, 01/15/34(a)	2,880	2,851,010
Rexford Industrial Realty LP, 2.15%, 09/01/31(a)	2,823	2,432,753
Sabra Health Care LP, 3.20%, 12/01/31(a)	5,403	4,846,023
Safehold GL Holdings LLC
2.85%, 01/15/32(a)	2,444	2,153,573
5.65%, 01/15/35(a)	3,341	3,313,390
6.10%, 04/01/34(a)	2,164	2,222,213
SBA Communications Corp., 5.45%, 07/15/33(a)	5,640	5,564,877
Simon Property Group LP
2.25%, 01/15/32	4,681	4,052,033
2.65%, 02/01/32	4,632	4,084,937
4.75%, 09/26/34(a)	6,846	6,540,623
5.13%, 10/01/35(a)	5,726	5,588,287
5.50%, 03/08/33	3,991	4,039,840
6.25%, 01/15/34	3,395	3,568,259
Store Capital LLC, 2.70%, 12/01/31	2,717	2,362,597
Sun Communities Operating LP, 4.20%, 04/15/32(a)	4,243	3,992,024
Tanger Properties LP, 2.75%, 09/01/31	2,483	2,204,740
Trust 2401
7.38%, 02/13/34(b)	315	331,854
7.70%, 01/23/32(b)	470	499,384
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Trust Fibra Uno
7.38%, 02/13/34(a)(b)	$2,420	$2,547,050
7.70%, 01/23/32(a)(b)	2,485	2,626,148
UDR, Inc.
1.90%, 03/15/33	2,101	1,704,077
2.10%, 08/01/32	2,890	2,420,580
2.10%, 06/15/33	2,502	2,035,988
3.10%, 11/01/34	2,240	1,885,477
5.13%, 09/01/34(a)	2,150	2,094,550
Ventas Realty LP
2.50%, 09/01/31	3,302	2,909,296
5.00%, 01/15/35	4,190	4,035,583
5.00%, 02/15/36(a)	3,325	3,181,330
5.10%, 07/15/32	3,405	3,374,725
5.63%, 07/01/34	3,725	3,750,627
VICI Properties LP
5.13%, 11/15/31	5,311	5,193,859
5.13%, 05/15/32	11,018	10,713,828
5.63%, 04/01/35	7,164	7,009,091
5.75%, 04/01/34	4,466	4,420,525
5.75%, 10/15/36	3,435	3,339,143
Welltower OP LLC
2.75%, 01/15/32	3,388	3,018,853
3.85%, 06/15/32(a)	3,485	3,271,226
5.13%, 07/01/35(a)	8,456	8,297,182
Weyerhaeuser Co.
3.38%, 03/09/33	4,177	3,720,883
6.88%, 12/15/33	965	1,034,016
7.38%, 03/15/32(a)	4,945	5,428,811
WP Carey, Inc.
2.25%, 04/01/33(a)	2,312	1,902,591
2.45%, 02/01/32	3,002	2,593,480
5.20%, 09/15/36	2,240	2,148,185
5.38%, 06/30/34(a)	2,839	2,801,114
		732,204,506
Retail — 1.7%
Alimentation Couche-Tard, Inc.
5.08%, 09/29/35(b)	3,470	3,345,856
5.27%, 02/12/34(b)	5,755	5,671,165
Arcos Dorados BV, 6.38%, 01/29/32(b)	3,777	3,887,855
AutoNation, Inc.
3.85%, 03/01/32(a)	5,146	4,737,703
5.89%, 03/15/35(a)	3,545	3,544,003
AutoZone, Inc.
4.75%, 08/01/32	5,361	5,224,628
4.75%, 02/01/33(a)	3,394	3,290,884
5.20%, 08/01/33	2,095	2,072,523
5.40%, 07/15/34(a)	4,939	4,917,114
6.55%, 11/01/33(a)	3,644	3,885,220
CK Hutchison International 24 II Ltd., 4.75%, 09/13/34(a)(b)	3,700	3,581,423
CK Hutchison International 24 Ltd., 5.50%, 04/26/34(a)(b)	7,705	7,820,399
Costco Wholesale Corp., 1.75%, 04/20/32	5,229	4,467,757
Darden Restaurants, Inc., 6.30%, 10/10/33(a)	3,371	3,531,902
Dick's Sporting Goods, Inc., 3.15%, 01/15/32(a)	5,154	4,615,016
Dollar General Corp.
5.00%, 11/01/32(a)	4,845	4,754,977
5.45%, 07/05/33(a)	6,918	6,924,043
Dollar Tree, Inc., 2.65%, 12/01/31	5,571	4,911,816

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
El Puerto de Liverpool SAB de CV, 6.26%, 01/22/32(b)	$3,268	$3,356,082
Falabella SA, 3.38%, 01/15/32(b)	65	58,060
Ferguson Enterprises, Inc.
5.00%, 10/03/34	5,442	5,270,493
5.60%, 08/14/36	1,720	1,714,769
Genuine Parts Co.
2.75%, 02/01/32(a)	3,449	2,994,463
6.88%, 11/01/33(a)	2,593	2,769,152
Home Depot, Inc. (The)
1.88%, 09/15/31(a)	240	207,885
3.25%, 04/15/32(a)	8,993	8,260,666
4.50%, 09/15/32	8,574	8,390,459
4.65%, 09/15/35(a)	7,053	6,737,259
4.95%, 06/25/34(a)	12,532	12,325,307
Lowe's Companies, Inc.
3.75%, 04/01/32	11,312	10,527,611
5.00%, 04/15/33(a)	8,612	8,492,303
5.15%, 07/01/33(a)	7,270	7,205,859
5.50%, 10/15/35(a)	2,295	2,314,668
Lowe's Cos, Inc.
4.50%, 10/15/32	9,108	8,758,784
4.85%, 10/15/35(a)	8,194	7,800,673
McDonald's Corp.
4.60%, 09/09/32(a)	4,745	4,668,156
4.70%, 12/09/35	3,110	2,968,388
4.95%, 08/14/33(a)	3,639	3,623,229
4.95%, 03/03/35(a)	6,891	6,706,966
5.00%, 02/13/36(a)	6,121	5,954,924
5.20%, 05/17/34(a)	3,456	3,459,787
O'Reilly Automotive, Inc.
4.70%, 06/15/32	6,928	6,770,126
5.00%, 08/19/34	4,080	3,954,996
5.10%, 03/12/36(a)	4,862	4,680,173
5.55%, 03/14/37	2,565	2,539,291
Starbucks Corp.
3.00%, 02/14/32(a)	7,194	6,500,327
4.80%, 02/15/33	3,421	3,344,833
5.00%, 02/15/34(a)	1,994	1,960,479
Target Corp.
4.40%, 01/15/33(a)	3,385	3,281,590
4.50%, 09/15/32(a)	6,226	6,118,498
4.50%, 09/15/34(a)	5,138	4,892,954
5.00%, 04/15/35(a)	7,321	7,173,216
5.25%, 02/15/36(a)	1,750	1,743,711
6.35%, 11/01/32	1,926	2,062,465
Tractor Supply Co., 5.25%, 05/15/33(a)	4,967	4,937,277
Walmart, Inc.
4.10%, 04/15/33(a)	10,986	10,516,132
4.15%, 09/09/32(a)	9,698	9,398,712
4.45%, 04/30/33	6,931	6,754,921
4.75%, 04/30/36(a)	7,447	7,218,909
4.90%, 04/28/35(a)	10,739	10,584,811
5.25%, 09/01/35	8,278	8,339,281
		318,522,929
Savings & Loans — 0.1%
Nationwide Building Society
5.52%, 07/14/37, (1-day SOFR + 1.42%)(b)(c)	4,655	4,534,919
5.54%, 07/14/36, (1-day SOFR + 1.65%)(b)(c)	6,855	6,753,879
		11,288,798
Security	Par (000)	Value
Semiconductors — 2.7%
Advanced Micro Devices, Inc.
3.92%, 06/01/32(a)	$3,582	$3,362,584
5.25%, 08/17/33(a)	6,675	6,599,294
5.50%, 08/17/36	6,885	6,760,204
Analog Devices, Inc.
2.10%, 10/01/31	4,293	3,738,596
4.25%, 10/01/32	215	208,568
5.05%, 04/01/34	4,351	4,293,936
Applied Materials, Inc.
4.60%, 01/15/36	3,726	3,516,141
5.10%, 10/01/35(a)	2,540	2,501,527
Broadcom, Inc.
2.60%, 02/15/33	12,765	10,703,868
3.14%, 11/15/35	11,904	9,577,596
3.42%, 04/15/33	16,433	14,409,635
3.47%, 04/15/34	22,851	19,599,768
4.15%, 04/15/32	10,473	9,800,110
4.30%, 11/15/32(a)	15,204	14,239,404
4.55%, 02/15/32	5,825	5,577,728
4.60%, 01/15/33	9,747	9,250,311
4.80%, 10/15/34	13,651	12,774,087
4.80%, 02/15/36(a)	18,723	17,181,423
4.90%, 07/15/32	14,005	13,588,579
4.95%, 01/15/36	11,720	10,898,560
5.15%, 11/15/31(a)	7,544	7,481,508
5.20%, 04/15/32	10,867	10,759,048
5.20%, 07/15/35	18,025	17,177,305
Foundry JV Holdco LLC
5.88%, 01/25/34(b)	11,081	10,986,724
5.90%, 01/25/33(b)	10,010	10,169,375
6.10%, 01/25/36(b)	8,547	8,713,574
6.15%, 01/25/32(b)	9,010	9,285,178
6.25%, 01/25/35(b)	10,316	10,626,166
Intel Corp.
4.00%, 12/15/32	6,485	6,009,673
4.15%, 08/05/32	10,478	9,841,150
5.00%, 08/15/33(a)	8,850	8,593,667
5.15%, 02/21/34(a)	7,391	7,193,975
5.20%, 02/10/33	15,713	15,534,579
5.30%, 05/15/36	15,183	14,634,098
Kioxia Holdings Corp., 6.63%, 07/24/33(b)	5,000	5,165,506
KLA Corp.
4.65%, 07/15/32(a)	6,747	6,597,750
4.70%, 02/01/34(a)	3,671	3,543,431
5.65%, 11/01/34	1,648	1,667,009
Marvell Technology, Inc.
5.30%, 04/15/36	7,045	6,790,735
5.45%, 07/15/35	3,230	3,177,947
5.95%, 09/15/33	3,571	3,665,565
Micron Technology, Inc., 2.70%, 04/15/32	6,533	5,759,183
NVIDIA Corp.
4.75%, 06/15/33	21,591	20,908,317
4.95%, 06/15/36(a)	32,982	31,352,757
NXP BV/NXP Funding LLC/NXP USA, Inc.
2.65%, 02/15/32	8,365	7,293,852
4.85%, 08/19/32	2,275	2,208,913
5.00%, 01/15/33	6,814	6,655,671
5.25%, 08/19/35	3,978	3,860,141
QUALCOMM, Inc.
1.65%, 05/20/32(a)	8,485	7,088,931
4.25%, 05/20/32	3,123	3,018,220
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Semiconductors (continued)
4.65%, 05/20/35(a)	$5,921	$5,648,430
4.75%, 05/20/32	4,701	4,636,440
5.00%, 05/20/35(a)	4,350	4,223,185
5.40%, 05/20/33(a)	4,642	4,718,462
SK Hynix, Inc., 6.50%, 01/17/33(a)(b)	5,023	5,335,649
Skyworks Solutions, Inc.
5.75%, 01/10/32	4,560	4,526,560
6.25%, 08/10/36	4,560	4,468,913
Texas Instruments, Inc.
1.90%, 09/15/31	1,504	1,303,343
3.65%, 08/16/32(a)	2,625	2,452,741
4.85%, 02/08/34	4,483	4,406,133
4.90%, 03/14/33(a)	6,502	6,451,668
5.10%, 05/23/35(a)	4,856	4,770,590
TSMC Arizona Corp.
2.50%, 10/25/31(a)	8,389	7,471,135
4.25%, 04/22/32	7,822	7,568,736
TSMC Global Ltd., 4.63%, 07/22/32(b)	2,550	2,515,494
		514,839,346
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc., 5.75%, 01/15/35(a)	3,741	3,773,422
Software — 2.4%
Adobe, Inc.
4.95%, 04/04/34(a)	5,688	5,556,451
5.30%, 01/17/35(a)	2,920	2,899,646
Atlassian Corp., 5.50%, 05/15/34	3,290	3,235,361
Autodesk, Inc.
2.40%, 12/15/31(a)	7,289	6,332,911
5.30%, 06/15/35(a)	3,146	3,082,245
Cadence Design Systems, Inc., 4.70%, 09/10/34(a)	6,671	6,402,400
Concentrix Corp., 6.85%, 08/02/33(a)	3,810	3,672,796
Constellation Software, Inc./Canada, 5.46%, 02/16/34(b)	3,425	3,317,745
Fidelity National Information Services, Inc., 5.10%, 07/15/32(a)	5,060	4,983,093
Fiserv, Inc.
5.15%, 08/12/34(a)	6,250	5,938,114
5.25%, 08/11/35(a)	5,866	5,585,238
5.45%, 03/15/34	6,095	5,925,568
5.60%, 03/02/33(a)	6,771	6,718,047
5.63%, 08/21/33(a)	9,908	9,812,501
Intuit, Inc.
5.20%, 09/15/33(a)	8,520	8,408,928
5.50%, 06/15/36(a)	7,181	6,990,498
Microsoft Corp.
3.45%, 08/08/36	5,000	4,360,078
3.50%, 02/12/35(a)	9,868	8,887,882
4.20%, 11/03/35(a)	1,055	994,592
MSCI, Inc.
3.25%, 08/15/33(a)(b)	5,852	5,075,684
3.63%, 11/01/31(b)	4,807	4,372,148
5.15%, 03/15/36	3,789	3,595,924
5.25%, 09/01/35(a)	7,333	7,028,103
Oracle Corp.
3.85%, 07/15/36	2,085	1,655,599
3.90%, 05/15/35(a)	8,667	7,078,074
4.30%, 07/08/34(a)	14,752	12,755,347
4.70%, 09/27/34	14,855	13,106,246
Security	Par (000)	Value
Software (continued)
4.80%, 09/26/32(a)	$20,727	$19,163,969
4.90%, 02/06/33(a)	11,886	10,946,953
5.20%, 09/26/35(a)	24,949	22,381,737
5.25%, 02/03/32(a)	12,190	11,698,814
5.35%, 05/04/33	21,425	20,188,110
5.50%, 08/03/35(a)	13,053	11,970,193
5.70%, 02/04/36(a)	33,272	30,764,739
6.25%, 11/09/32(a)	15,641	15,581,315
Paychex, Inc.
5.35%, 04/15/32	12,145	12,134,171
5.60%, 04/15/35(a)	7,680	7,622,121
Roper Technologies, Inc.
4.75%, 02/15/32(a)	4,180	4,074,288
4.90%, 10/15/34(a)	6,944	6,592,858
5.10%, 09/15/35	6,436	6,133,198
Salesforce, Inc.
4.90%, 09/15/31	13,038	12,868,334
5.20%, 03/15/33(a)	20,534	20,273,575
5.55%, 03/15/36(a)	32,207	31,618,078
ServiceNow, Inc.
5.05%, 05/15/33	4,510	4,431,583
5.40%, 05/15/36	10,068	9,871,505
Synopsys, Inc.
5.00%, 04/01/32	12,199	12,043,451
5.15%, 04/01/35(a)	16,163	15,695,179
Take-Two Interactive Software, Inc.
4.00%, 04/14/32	3,217	3,014,005
5.60%, 06/12/34	2,553	2,568,396
Workday, Inc., 3.80%, 04/01/32(a)	9,140	8,489,736
		457,897,527
Telecommunications — 3.6%
America Movil SAB de CV
4.70%, 07/21/32(a)	6,635	6,447,326
5.00%, 01/20/33(a)	2,245	2,194,151
6.38%, 03/01/35	6,903	7,302,583
AT&T, Inc.
2.25%, 02/01/32(a)	19,002	16,346,077
2.55%, 12/01/33	26,617	21,979,470
4.50%, 05/15/35	20,136	18,500,457
4.55%, 11/01/32(a)	8,925	8,568,433
4.75%, 04/30/33	11,441	11,006,763
4.90%, 11/01/35(a)	11,539	10,891,868
5.13%, 04/30/36	1,640	1,562,218
5.38%, 08/15/35	11,956	11,684,671
5.40%, 02/15/34	20,923	20,778,770
6.15%, 09/15/34(a)	870	893,273
Bell Telephone Co. of Canada or Bell Canada
5.10%, 05/11/33(a)	5,205	5,099,092
5.20%, 02/15/34(a)	5,530	5,421,671
5.45%, 11/15/36(a)	3,450	3,346,308
Cisco Systems, Inc.
4.95%, 02/24/32	6,429	6,410,656
5.05%, 02/26/34	17,947	17,724,971
5.10%, 02/24/35	8,627	8,500,269
Deutsche Telekom International Finance BV, 9.25%, 06/01/32(a)	3,079	3,696,643
Empresa Nacional de Telecomunicaciones SA, 3.05%, 09/14/32(a)(b)	5,210	4,578,235
Motorola Solutions, Inc.
5.20%, 08/15/32(a)	3,219	3,204,103
5.40%, 04/15/34	7,174	7,099,740

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
5.55%, 08/15/35	$5,388	$5,361,237
5.60%, 06/01/32	5,048	5,124,700
5.65%, 08/17/36	1,325	1,319,831
NBN Co. Ltd.
2.50%, 01/08/32(a)(b)	4,720	4,158,656
6.00%, 10/06/33(a)(b)	3,490	3,651,565
NTT Finance Corp.
5.01%, 11/01/31(a)(b)	5,400	5,314,346
5.17%, 07/16/32(b)	18,008	17,717,961
5.26%, 11/01/33(a)(b)	6,145	6,016,329
5.48%, 11/01/36(a)(b)	4,625	4,498,729
5.50%, 07/16/35(a)(b)	16,028	15,740,935
Ooredoo International Finance Ltd., 4.63%, 10/10/34(a)(b)	2,000	1,940,286
Orange SA
4.75%, 01/13/33(b)	10,299	9,914,167
5.00%, 01/13/36(b)	13,121	12,475,079
QTS Fayetteville I Dc1-2 LLC/QTS TRS Fayetteville I DC1-2 LLC, 5.70%, 04/15/36(b)	31,382	28,396,767
Rogers Communications, Inc.
3.80%, 03/15/32(a)	15,447	14,194,261
5.30%, 02/15/34(a)	9,384	9,093,887
SoftBank Corp., 5.33%, 07/09/35(a)(b)	3,300	3,172,474
Sprint Capital Corp., 8.75%, 03/15/32	13,797	15,996,879
STC Sukuk Co. II Ltd., 5.08%, 01/15/36(b)	8,600	8,426,272
Telefonica Emisiones SA, 7.05%, 06/20/36(a)	10,671	11,486,280
TELUS Corp., 3.40%, 05/13/32(a)	6,339	5,689,959
T-Mobile USA, Inc.
2.25%, 11/15/31	7,498	6,492,295
2.70%, 03/15/32	8,409	7,382,521
4.63%, 01/15/33	5,924	5,681,667
4.70%, 01/15/35	6,982	6,547,414
4.95%, 11/15/35(a)	6,707	6,378,140
5.00%, 02/15/36(a)	9,550	9,075,988
5.05%, 07/15/33	18,248	17,866,164
5.13%, 05/15/32	9,470	9,414,911
5.15%, 04/15/34(a)	8,474	8,298,287
5.20%, 01/15/33	7,107	7,058,175
5.30%, 05/15/35	7,570	7,410,059
5.75%, 01/15/34	7,529	7,632,324
6.70%, 12/15/33(a)	3,972	4,252,904
Verizon Communications, Inc.
2.36%, 03/15/32	31,941	27,623,420
4.27%, 01/15/36	10,613	9,490,669
4.40%, 11/01/34	14,989	13,901,241
4.50%, 08/10/33	15,807	14,998,865
4.75%, 01/15/33(a)	14,814	14,337,070
4.78%, 02/15/35	16,648	15,719,142
5.00%, 01/15/36	17,368	16,473,669
5.05%, 05/09/33(a)	6,878	6,796,745
5.25%, 04/02/35(a)	17,511	17,076,184
5.85%, 09/15/35(a)	2,844	2,887,809
6.05%, 05/14/58, (5-year CMT + 1.81%)(c)	7,375	7,200,042
6.20%, 05/14/56, (5-year CMT + 2.04%)(c)	13,482	13,009,948
6.40%, 09/15/33	2,839	2,993,376
6.60%, 02/15/59, (5-year CMT + 2.05%)(a)(c)	5,125	5,127,564
6.75%, 02/15/57, (5-year CMT + 2.30%)(c)	5,125	5,110,139
Vodafone Group PLC
5.35%, 06/18/36	7,107	6,890,141
6.25%, 11/30/32	2,968	3,103,640
		679,158,861
Security	Par (000)	Value
Toys, Games & Hobbies — 0.0%
Hasbro, Inc., 6.05%, 05/14/34	$3,385	$3,483,267
Transportation — 0.9%
AP Moller - Maersk A/S, 5.88%, 09/14/33(a)(b)	5,400	5,533,908
Burlington Northern Santa Fe LLC, 6.20%, 08/15/36	10	10,650
Canadian National Railway Co.
3.85%, 08/05/32(a)	6,568	6,180,920
4.38%, 09/18/34(a)	5,597	5,309,498
4.75%, 11/12/35(a)	2,729	2,622,838
4.95%, 05/12/36(a)	3,343	3,256,655
5.85%, 11/01/33(a)	2,765	2,899,044
6.20%, 06/01/36	135	143,391
6.25%, 08/01/34	4,059	4,337,358
Canadian Pacific Railway Co.
2.45%, 12/02/31	9,197	8,091,375
4.80%, 09/15/35(a)	2,215	2,127,983
5.20%, 03/30/35(a)	4,798	4,755,619
5.75%, 03/15/33(a)	2,313	2,379,141
7.13%, 10/15/31(a)	2,442	2,654,853
CSX Corp.
4.10%, 11/15/32	6,504	6,198,538
5.05%, 06/15/35	6,491	6,373,974
5.20%, 11/15/33(a)	4,217	4,228,241
FedEx Corp., 4.90%, 01/15/34	2,615	2,546,784
Fedex Freight Holding Co., Inc.
4.95%, 03/15/33(b)	5,329	5,117,516
5.25%, 03/15/36(b)	7,054	6,678,535
GXO Logistics, Inc., 6.50%, 05/06/34	4,094	4,228,516
Kazakhstan Temir Zholy National Co. JSC, 5.25%, 04/29/36(b)	3,400	3,252,349
MV24 Capital BV, 6.75%, 06/01/34(a)(b)	4,705	4,780,187
Nakilat, Inc., 6.07%, 12/31/33(a)(b)	1,892	1,913,141
Norfolk Southern Corp.
3.00%, 03/15/32(a)	4,020	3,629,274
4.45%, 03/01/33	3,638	3,507,614
5.10%, 05/01/35(a)	2,810	2,765,719
5.55%, 03/15/34(a)	2,748	2,811,891
Ryder System, Inc., 6.60%, 12/01/33(a)	4,152	4,438,579
TTX Co.
5.05%, 11/15/34(b)	2,950	2,891,621
5.75%, 11/22/33(a)(b)	2,722	2,808,271
Union Pacific Corp.
2.80%, 02/14/32	10,294	9,229,046
2.89%, 04/06/36(a)	1,965	1,619,952
3.38%, 02/01/35	3,403	2,970,401
4.50%, 01/20/33(a)	6,496	6,339,735
5.10%, 02/20/35(a)	7,425	7,382,061
United Parcel Service, Inc.
4.88%, 03/03/33(a)	6,132	6,114,924
5.15%, 05/22/34(a)	6,168	6,176,449
5.25%, 05/14/35(a)	8,452	8,460,119
		166,766,670
Trucking & Leasing — 0.3%
DAE Funding LLC, 4.95%, 01/15/33(b)	4,000	3,823,975
GATX Corp.
3.50%, 06/01/32	2,736	2,500,555
4.90%, 03/15/33	2,906	2,828,867
5.45%, 09/15/33(a)	2,728	2,737,019
5.50%, 06/15/35	7,022	6,936,831
6.05%, 03/15/34	3,661	3,766,309
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Trucking & Leasing (continued)
6.90%, 05/01/34	$2,483	$2,682,356
SMBC Aviation Capital Finance DAC
5.25%, 11/26/35(a)(b)	5,688	5,464,161
5.55%, 04/03/34(b)	6,253	6,191,085
5.70%, 07/25/33(b)	7,139	7,160,981
5.70%, 07/23/36(a)(b)	3,950	3,902,043
		47,994,182
Water — 0.2%
American Water Capital Corp.
4.45%, 06/01/32	5,542	5,377,830
5.15%, 03/01/34	4,695	4,649,303
5.20%, 04/01/36(a)	4,559	4,445,131
5.25%, 03/01/35(a)	5,996	5,932,255
Essential Utilities, Inc.
5.13%, 03/15/36(a)	2,558	2,466,279
5.25%, 08/15/35	4,051	3,964,954
5.38%, 01/15/34	4,184	4,164,933
		31,000,685
Total Corporate Bonds & Notes — 97.9% (Cost: $18,801,773,885)		18,354,014,928
Foreign Government Obligations(e)
South Korea — 0.0%
Korea Electric Power Corp., 5.13%, 04/23/34(b)	100	99,996
Korea National Oil Corp., 2.63%, 04/18/32(b)	3,195	2,820,450
		2,920,446
Total Foreign Government Obligations — 0.0% (Cost: $3,044,882)		2,920,446
Total Long-Term Investments — 97.9% (Cost: $18,804,818,767)		18,356,935,374
Security	Shares	Value
Short-Term Securities
Money Market Funds — 12.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.84%(f)(g)(h)	2,207,154,542	$2,207,816,689
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.65%(f)(g)	29,970,000	29,970,000
Total Short-Term Securities — 12.0% (Cost: $2,237,361,070)		2,237,786,689
Total Investments — 109.9% (Cost: $21,042,179,837)		20,594,722,063
Liabilities in Excess of Other Assets — (9.9)%		(1,849,488,488)
Net Assets — 100.0%		$18,745,233,575

(a)	All or a portion of this security is on loan.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	Perpetual security with no stated maturity date.
(e)	U.S. dollar denominated security issued by foreign domiciled entity.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended August 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 02/28/26	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/26	Shares Held at 08/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institu- tional, SL Agency Shares	$2,300,128,514	$—	$(91,837,746)(a)	$(188,509)	$(285,570)	$2,207,816,689	2,207,154,542	$3,167,941 (b)	$—
BlackRock Cash Funds: Trea- sury, SL Agency Shares	9,550,000	20,420,000 (a)	—	—	—	29,970,000	29,970,000	1,381,598	—
				$(188,509)	$(285,570)	$2,237,786,689		$4,549,539	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® 5-10 Year Investment Grade Corporate Bond ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$18,354,014,928	$—	$18,354,014,928
Foreign Government Obligations	—	2,920,446	—	2,920,446
Short-Term Securities
Money Market Funds	2,237,786,689	—	—	2,237,786,689
	$2,237,786,689	$18,356,935,374	$—	$20,594,722,063
See notes to financial statements.
Schedule of Investments

Schedule of Investments (unaudited)
August 31, 2026
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 0.0%
Omnicom Group, Inc.
3.38%, 03/01/41	$452	$326,922
5.40%, 10/01/48(a)	304	262,280
		589,202
Aerospace & Defense — 2.6%
Airbus SE, 3.95%, 04/10/47(a)(b)	787	607,150
BAE Systems Holdings, Inc., 4.75%, 10/07/44(a)(b)	540	470,507
BAE Systems PLC
3.00%, 09/15/50(b)	1,807	1,138,956
5.50%, 03/26/54(b)	585	556,386
5.80%, 10/11/41(b)	367	367,951
Boeing Co. (The)
3.38%, 06/15/46	420	286,016
3.50%, 03/01/39	362	287,254
3.50%, 03/01/45	205	144,129
3.55%, 03/01/38	348	282,812
3.63%, 03/01/48	400	275,649
3.65%, 03/01/47	214	151,433
3.75%, 02/01/50	1,810	1,255,201
3.83%, 03/01/59	610	400,876
3.85%, 11/01/48	500	354,710
3.90%, 05/01/49	906	644,670
3.95%, 08/01/59	1,881	1,261,459
5.71%, 05/01/40	2,923	2,875,066
5.81%, 05/01/50	6,253	5,894,388
5.88%, 02/15/40	432	427,275
5.93%, 05/01/60	2,836	2,648,890
6.63%, 02/15/38	276	293,540
6.86%, 05/01/54	2,821	3,021,962
6.88%, 03/15/39	832	907,364
7.01%, 05/01/64	1,902	2,053,574
Embraer Netherlands Finance BV, 5.40%, 01/09/38(a)	670	641,500
General Dynamics Corp.
2.85%, 06/01/41	477	342,449
3.60%, 11/15/42	401	309,144
4.25%, 04/01/40	831	722,497
4.25%, 04/01/50	1,057	844,016
General Electric Co.
4.35%, 05/01/50(a)	523	424,531
4.50%, 03/11/44	364	313,908
5.88%, 01/14/38	760	786,687
6.15%, 08/07/37	256	268,067
6.88%, 01/10/39	695	777,346
Honeywell Aerospace, Inc.
5.62%, 03/16/46	845	807,062
5.73%, 03/16/56(a)	3,230	3,069,134
5.85%, 03/16/66	1,690	1,608,182
Howmet Aerospace, Inc., 5.95%, 02/01/37(a)	555	575,352
L3Harris Technologies, Inc.
5.05%, 04/27/45	612	547,796
5.50%, 08/15/54(a)	590	546,143
5.60%, 07/31/53(a)	424	396,621
6.15%, 12/15/40	315	324,539
Lockheed Martin Corp.
2.80%, 06/15/50	1,431	858,973
3.80%, 03/01/45	947	725,214
4.07%, 12/15/42(a)	1,725	1,413,257
4.09%, 09/15/52	1,994	1,500,781
Security	Par (000)	Value
Aerospace & Defense (continued)
4.15%, 06/15/53	$1,793	$1,359,421
4.30%, 06/15/62	1,066	796,377
4.70%, 05/15/46	1,029	882,943
5.20%, 02/15/55(a)	985	882,595
5.20%, 02/15/64	740	648,412
5.70%, 11/15/54(a)	1,832	1,763,390
5.72%, 06/01/40(a)	270	273,894
5.90%, 11/15/63	811	794,235
Series B, 6.15%, 09/01/36(a)	415	439,802
Northrop Grumman Corp.
3.85%, 04/15/45	1,063	809,929
4.03%, 10/15/47	2,919	2,225,909
4.75%, 06/01/43	661	582,079
4.95%, 03/15/53(a)	1,073	919,316
5.05%, 11/15/40(a)	227	211,880
5.15%, 05/01/40(a)	598	567,413
5.20%, 06/01/54(a)	1,147	1,020,541
5.25%, 05/01/50(a)	1,104	993,819
RTX Corp.
2.82%, 09/01/51	926	547,757
3.03%, 03/15/52	1,479	907,055
3.13%, 07/01/50	1,455	926,107
3.75%, 11/01/46	1,088	805,283
4.05%, 05/04/47	542	417,270
4.15%, 05/15/45	863	689,665
4.20%, 12/15/44	204	161,397
4.35%, 04/15/47	1,310	1,057,072
4.45%, 11/16/38	1,393	1,255,990
4.50%, 06/01/42(a)	3,564	3,084,740
4.63%, 11/16/48	2,239	1,860,631
4.70%, 12/15/41	307	274,329
4.80%, 12/15/43	433	380,950
4.88%, 10/15/40	402	371,292
5.38%, 02/27/53(a)	1,305	1,194,140
5.70%, 04/15/40	415	417,084
6.13%, 07/15/38	675	705,269
6.40%, 03/15/54(a)	1,913	2,003,526
		76,641,929
Agriculture — 1.4%
Altria Group, Inc.
3.40%, 02/04/41	1,866	1,377,014
3.70%, 02/04/51	1,244	829,566
3.88%, 09/16/46	1,856	1,323,627
4.00%, 02/04/61	1,208	799,878
4.25%, 08/09/42	982	780,744
4.45%, 05/06/50	1,368	1,036,385
4.50%, 05/02/43	541	439,411
5.38%, 01/31/44	1,864	1,676,469
5.80%, 02/14/39	2,401	2,364,514
5.95%, 02/14/49(a)	2,841	2,688,968
6.20%, 02/14/59	338	322,322
Archer-Daniels-Midland Co.
2.70%, 09/15/51(a)	680	392,686
3.75%, 09/15/47(a)	399	294,717
4.02%, 04/16/43	288	232,505
4.50%, 03/15/49	464	381,572
4.54%, 03/26/42	806	698,144
5.77%, 03/01/41(c)	351	348,051
BAT Capital Corp.
3.73%, 09/25/40	518	407,467
3.98%, 09/25/50	225	159,380

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Agriculture (continued)
4.39%, 08/15/37	$3,512	$3,119,531
4.54%, 08/15/47	2,546	2,015,634
4.76%, 09/06/49	1,117	898,484
5.28%, 04/02/50	978	840,985
5.65%, 03/16/52	463	418,347
6.25%, 08/15/55	1,010	987,691
7.08%, 08/02/43	751	808,630
7.08%, 08/02/53	988	1,070,141
Cargill, Inc.
3.13%, 05/25/51(a)(b)	1,150	731,685
3.88%, 05/23/49(a)(b)	223	166,690
4.38%, 04/22/52(a)(b)	398	316,447
4.76%, 11/23/45(b)	739	636,971
5.38%, 10/23/55(b)	625	571,084
Imperial Brands Finance PLC, 6.38%, 07/01/55(b)	477	463,364
Philip Morris International, Inc.
3.88%, 08/21/42	700	552,099
4.13%, 03/04/43	688	556,347
4.25%, 11/10/44	2,076	1,682,933
4.38%, 11/15/41	865	732,799
4.50%, 03/20/42	537	458,959
4.88%, 11/15/43	966	849,412
6.38%, 05/16/38	1,927	2,045,012
Reynolds American, Inc.
5.85%, 08/15/45	2,541	2,409,617
6.15%, 09/15/43	461	455,811
7.25%, 06/15/37	711	787,308
		40,129,401
Apparel — 0.1%
NIKE, Inc.
3.25%, 03/27/40	761	585,654
3.38%, 11/01/46	540	377,493
3.38%, 03/27/50(a)	1,336	897,999
3.63%, 05/01/43	360	274,714
3.88%, 11/01/45(a)	1,517	1,162,976
		3,298,836
Auto Manufacturers — 0.4%
Cummins, Inc.
2.60%, 09/01/50	834	478,170
4.88%, 10/01/43	487	441,129
5.45%, 02/20/54(a)	1,045	967,778
Ford Motor Co.
4.75%, 01/15/43	2,467	1,906,842
5.29%, 12/08/46(a)	988	798,285
7.40%, 11/01/46(a)	944	966,633
General Motors Co.
5.15%, 04/01/38	1,501	1,391,469
5.20%, 04/01/45	1,573	1,352,878
5.40%, 04/01/48(a)	1,301	1,130,341
5.95%, 04/01/49(a)	952	886,244
6.25%, 10/02/43	1,474	1,439,863
6.75%, 04/01/46	637	652,647
		12,412,279
Auto Parts & Equipment — 0.1%
Aptiv Swiss Holdings Ltd.
3.10%, 12/01/51	1,395	820,635
4.15%, 05/01/52(a)	1,143	813,849
Security	Par (000)	Value
Auto Parts & Equipment (continued)
Lear Corp.
3.55%, 01/15/52	$275	$176,446
5.25%, 05/15/49(a)	682	587,306
		2,398,236
Banks — 8.1%
Bank of America Corp.
2.68%, 06/19/41, (1-day SOFR + 1.93%)(d)	6,335	4,430,472
2.83%, 10/24/51, (1-day SOFR + 1.88%)(d)	762	453,508
2.97%, 07/21/52, (1-day SOFR + 1.56%)(a)(d)	1,483	913,142
3.31%, 04/22/42, (1-day SOFR + 1.58%)(d)	3,301	2,462,844
3.95%, 01/23/49, (3-mo. CME Term SOFR + 1.45%)(d)	1,797	1,343,735
4.08%, 04/23/40, (3-mo. CME Term SOFR + 1.58%)(d)	2,716	2,307,656
4.08%, 03/20/51, (3-mo. CME Term SOFR + 3.41%)(d)	5,363	4,049,753
4.24%, 04/24/38, (3-mo. CME Term SOFR + 2.08%)(d)	3,467	3,085,262
4.33%, 03/15/50, (3-mo. CME Term SOFR + 1.78%)(d)	1,748	1,375,497
4.44%, 01/20/48, (3-mo. CME Term SOFR + 2.25%)(d)	2,289	1,861,782
4.88%, 04/01/44	415	369,909
5.00%, 01/21/44	1,740	1,568,201
5.88%, 02/07/42(a)	1,229	1,236,263
6.11%, 01/29/37	2,582	2,645,530
7.75%, 05/14/38	2,971	3,436,548
Series L, 4.75%, 04/21/45(a)	516	444,063
Series N, 3.48%, 03/13/52, (1-day SOFR + 1.65%)(d)	772	520,563
Bank of America N.A., 6.00%, 10/15/36	1,032	1,057,923
Barclays PLC
3.33%, 11/24/42, (1-year CMT + 1.30%)(d)	1,462	1,052,302
3.81%, 03/10/42, (1-year CMT + 1.70%)(a)(d)	3,268	2,500,779
4.95%, 01/10/47	1,071	913,616
5.25%, 08/17/45(a)	1,048	948,586
5.86%, 08/11/46, (1-day SOFR + 1.83%)(d)	860	821,869
6.04%, 03/12/55, (1-day SOFR + 2.42%)(a)(d)	567	560,139
BNP Paribas SA, 2.82%, 01/26/41(b)	535	369,703
BPCE SA
3.58%, 10/19/42, (1-day SOFR + 1.95%)(b)(d)	725	524,955
6.35%, 01/13/47, (1-day SOFR + 2.11%)(a)(b)(d)	840	784,928
6.92%, 01/14/46, (1-day SOFR + 2.61%)(a)(b)(d)	1,085	1,082,000
Citigroup, Inc.
2.90%, 11/03/42, (1-day SOFR + 1.38%)(a)(d)	859	600,351
3.88%, 01/24/39, (3-mo. CME Term SOFR + 1.43%)(d)	2,305	1,944,083
4.28%, 04/24/48, (3-mo. CME Term SOFR + 2.10%)(d)	600	477,502
4.65%, 07/30/45	991	837,760
4.65%, 07/23/48(a)	965	804,472
4.75%, 05/18/46	1,986	1,633,395
5.30%, 05/06/44	925	836,707
5.32%, 03/26/41, (1-day SOFR + 4.55%)(d)	2,454	2,345,177
5.61%, 03/04/56, (1-day SOFR + 1.75%)(a)(d)	1,521	1,421,733
5.88%, 01/30/42(a)	869	865,281
6.68%, 09/13/43	1,140	1,210,007
6.88%, 03/05/38(a)	344	375,336
6.88%, 02/15/98(a)	284	301,985
8.13%, 07/15/39	2,993	3,630,569
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Commonwealth Bank of Australia
3.31%, 03/11/41(b)	$262	$194,098
3.74%, 09/12/39(b)	2,849	2,267,489
3.90%, 07/12/47(b)	1,044	807,191
4.32%, 01/10/48(a)(b)	892	692,610
5.93%, 03/14/46, (1-year CMT + 1.32%)(a)(b)(d)	1,085	1,055,160
Cooperatieve Rabobank UA
5.25%, 05/24/41	1,393	1,334,235
5.25%, 08/04/45	1,966	1,756,163
5.75%, 12/01/43	1,042	1,002,539
5.80%, 09/30/2110(a)(b)	195	181,190
Credit Agricole SA, 2.81%, 01/11/41(a)(b)	540	371,393
Fifth Third Bancorp, 8.25%, 03/01/38	323	382,885
Goldman Sachs Group, Inc. (The)
2.91%, 07/21/42, (1-day SOFR + 1.47%)(d)	2,836	1,956,895
3.21%, 04/22/42, (1-day SOFR + 1.51%)(d)	2,414	1,743,813
3.44%, 02/24/43, (1-day SOFR + 1.63%)(d)	1,831	1,341,522
4.02%, 10/31/38, (3-mo. CME Term SOFR + 1.63%)(d)	2,627	2,227,310
4.41%, 04/23/39, (3-mo. CME Term SOFR + 1.69%)(d)	2,361	2,061,083
4.75%, 10/21/45(a)	2,135	1,797,048
4.80%, 07/08/44	2,321	1,982,884
5.15%, 05/22/45	2,511	2,199,417
5.54%, 01/21/47, (1-day SOFR + 1.32%)(d)	2,400	2,210,450
5.56%, 11/19/45, (1-day SOFR + 1.58%)(d)	3,140	2,918,425
5.73%, 01/28/56, (1-day SOFR + 1.70%)(d)	2,417	2,239,130
6.22%, 07/21/57, (1-day SOFR + 1.82%)(d)	3,595	3,556,575
6.25%, 02/01/41	2,610	2,683,883
6.75%, 10/01/37	6,171	6,512,722
HSBC Bank USA N.A, 7.00%, 01/15/39	825	906,064
HSBC Holdings PLC
5.25%, 03/14/44(a)	1,316	1,200,029
6.10%, 01/14/42(a)	980	1,000,703
6.33%, 03/09/44, (1-day SOFR + 2.65%)(a)(d)	2,232	2,287,796
6.50%, 09/15/37	3,760	3,918,102
6.80%, 06/01/38(a)	1,003	1,078,176
6.80%, 06/01/38	785	828,353
HSBC USA, Inc., 7.20%, 07/15/97	542	606,078
Intesa Sanpaolo SpA
4.95%, 06/01/42, (1-year CMT + 2.75%)(b)(d)	1,915	1,611,360
7.78%, 06/20/54, (1-year CMT + 3.90%)(b)(d)	1,252	1,416,293
7.80%, 11/28/53(b)	1,366	1,582,589
Series NR, 4.70%, 09/23/49(b)	25	20,106
JPMorgan Chase & Co.
2.53%, 11/19/41, (3-mo. CME Term SOFR + 1.51%)(d)	1,848	1,256,466
3.11%, 04/22/41, (3-mo. CME Term SOFR + 2.46%)(d)	2,110	1,580,138
3.11%, 04/22/51, (1-day SOFR + 2.44%)(a)(d)	2,176	1,384,648
3.16%, 04/22/42, (3-mo. CME Term SOFR + 1.46%)(d)	2,020	1,485,748
3.33%, 04/22/52, (1-day SOFR + 1.58%)(d)	2,785	1,836,442
3.88%, 07/24/38, (3-mo. CME Term SOFR + 1.62%)(d)	3,446	2,958,747
3.90%, 01/23/49, (3-mo. CME Term SOFR + 1.48%)(d)	2,082	1,553,561
3.96%, 11/15/48, (3-mo. CME Term SOFR + 1.64%)(d)	3,980	3,000,399
4.03%, 07/24/48, (3-mo. CME Term SOFR + 1.72%)(d)	1,858	1,420,901
Security	Par (000)	Value
Banks (continued)
4.26%, 02/22/48, (3-mo. CME Term SOFR + 1.84%)(d)	$1,912	$1,514,193
4.85%, 02/01/44(a)	946	838,763
4.95%, 06/01/45	1,769	1,555,787
5.40%, 01/06/42	1,217	1,171,982
5.50%, 10/15/40	1,334	1,310,512
5.53%, 11/29/45, (1-day SOFR + 1.55%)(d)	2,595	2,474,055
5.60%, 07/15/41	1,831	1,801,357
5.63%, 08/16/43(a)	1,353	1,316,497
6.40%, 05/15/38	3,202	3,421,171
Lloyds Banking Group PLC
3.37%, 12/14/46, (5-year CMT + 1.50%)(d)	1,269	899,148
4.34%, 01/09/48	959	755,778
5.30%, 12/01/45(a)	644	579,417
5.67%, 02/10/47, (1-year CMT + 0.82%)(d)	1,717	1,624,507
Mitsubishi UFJ Financial Group, Inc.
3.75%, 07/18/39	1,952	1,609,296
4.15%, 03/07/39(a)	1,664	1,458,564
4.29%, 07/26/38(a)	184	166,805
5.87%, 04/21/47, (1-year CMT + 0.98%)(d)	545	530,075
6.05%, 07/24/47, (1-year CMT + 0.93%)(a)(d)	665	661,683
Mizuho Bank Ltd., 5.77%, 04/16/46(b)	1,298	1,252,153
Mizuho Financial Group, Inc., 5.82%, 07/13/47, (1-year CMT + 0.97%)(a)(d)	925	887,426
Morgan Stanley
2.80%, 01/25/52, (1-day SOFR + 1.43%)(a)(d)	1,991	1,169,738
3.22%, 04/22/42, (1-day SOFR + 1.49%)(d)	1,776	1,305,349
3.97%, 07/22/38(d)	4,183	3,549,727
4.30%, 01/27/45	2,075	1,680,970
4.38%, 01/22/47	1,814	1,458,963
4.46%, 04/22/39, (3-mo. CME Term SOFR + 1.69%)(d)	2,687	2,389,504
5.52%, 11/19/55, (1-day SOFR + 1.71%)(d)	2,190	2,004,126
5.60%, 03/24/51, (1-day SOFR + 4.84%)(d)	1,645	1,540,818
5.90%, 03/13/47, (1-day SOFR + 1.78%)(d)	2,535	2,468,181
6.38%, 07/24/42(a)	1,642	1,722,264
MUFG Bank Ltd., 4.70%, 03/10/44(b)	240	209,832
National Australia Bank Ltd., 2.65%, 01/14/41(b)	340	231,302
NatWest Group PLC, 5.91%, 03/03/47, (1-year CMT + 1.30%)(a)(d)	786	742,054
Regions Bank/Birmingham AL, 6.45%, 06/26/37	250	259,261
Regions Financial Corp., 7.38%, 12/10/37(a)	185	205,449
Santander U.K. Group Holdings PLC, 5.63%, 09/15/45(b)	250	223,665
Societe Generale SA
3.63%, 03/01/41(b)	573	408,891
4.03%, 01/21/43, (1-year CMT + 1.90%)(b)(d)	300	219,585
5.63%, 11/24/45(b)	200	182,003
7.13%, 01/19/55, (1-year CMT + 2.95%)(a)(b)(d)	1,090	1,083,855
7.37%, 01/10/53(a)(b)	747	761,027
Standard Chartered PLC
5.30%, 01/09/43(a)(b)	2,671	2,422,480
5.70%, 03/26/44(a)(b)	1,561	1,469,590
5.71%, 03/05/47, (1-year CMT + 1.10%)(a)(b)(d)	1,011	949,702
7.01%(b)(d)(e)	25	25,301
Sumitomo Mitsui Financial Group, Inc.
2.30%, 01/12/41	345	229,154
2.93%, 09/17/41	655	458,581
3.05%, 01/14/42	390	283,481
5.57%, 01/15/47, (1-day SOFR + 1.36%)(d)	980	922,399
5.75%, 07/07/47, (1-day SOFR + 1.53%)(d)	855	818,697

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.80%, 07/08/46, (1-day SOFR + 1.78%)(d)	$1,110	$1,061,407
5.84%, 07/09/44	1,265	1,224,091
6.18%, 07/13/43(a)	1,163	1,186,456
UBS AG/London, 4.50%, 06/26/48(a)	704	587,788
UBS Group AG
3.18%, 02/11/43, (1-year CMT + 1.10%)(a)(b)(d)	1,982	1,429,374
4.88%, 05/15/45	1,928	1,675,335
5.38%, 09/06/45, (1-year USD ICE Swap + 1.86%)(a)(b)(d)	1,305	1,201,878
5.53%, 05/06/47, (1-day SOFR + 1.49%)(b)(d)	1,015	944,025
Wells Fargo & Co.
3.07%, 04/30/41, (1-day SOFR + 2.53%)(d)	4,678	3,440,094
3.90%, 05/01/45	2,653	2,022,254
4.40%, 06/14/46	2,927	2,290,209
4.61%, 04/25/53, (1-day SOFR + 2.13%)(d)	2,698	2,164,719
4.65%, 11/04/44	2,726	2,230,759
4.75%, 12/07/46	1,617	1,322,765
4.90%, 11/17/45	2,762	2,320,564
5.01%, 04/04/51, (3-mo. CME Term SOFR + 4.50%)(d)	4,078	3,499,907
5.38%, 11/02/43	2,817	2,561,379
5.43%, 01/23/47, (1-day SOFR + 1.23%)(d)	2,847	2,622,680
5.61%, 01/15/44	2,638	2,459,643
5.95%, 12/01/86	400	393,697
Wells Fargo Bank N.A.
5.85%, 02/01/37	1,760	1,773,750
6.60%, 01/15/38(a)	1,965	2,096,147
Westpac Banking Corp.
2.96%, 11/16/40	741	529,355
3.13%, 11/18/41	1,982	1,411,458
4.42%, 07/24/39	452	393,897
		238,883,444
Beverages — 2.3%
Anheuser-Busch Cos LLC/Anheuser-Busch InBev Worldwide, Inc., 4.90%, 02/01/46	8,831	7,731,847
Anheuser-Busch InBev Finance, Inc.
4.00%, 01/17/43	265	212,838
4.63%, 02/01/44	676	583,097
4.90%, 02/01/46(a)	1,418	1,237,760
Anheuser-Busch InBev Worldwide, Inc.
3.75%, 07/15/42	329	257,190
4.35%, 06/01/40(a)	983	851,009
4.38%, 04/15/38	1,365	1,235,839
4.44%, 10/06/48	1,914	1,552,625
4.50%, 06/01/50(a)	736	631,988
4.60%, 04/15/48	350	296,100
4.60%, 06/01/60(a)	195	151,935
4.75%, 04/15/58	876	722,301
4.95%, 01/15/42	1,771	1,618,770
5.45%, 01/23/39	3,145	3,100,653
5.55%, 01/23/49	4,058	3,828,099
5.80%, 01/23/59	2,837	2,752,600
8.00%, 11/15/39	1,195	1,443,000
8.20%, 01/15/39	2,113	2,585,693
Bacardi Ltd.
5.15%, 05/15/38(b)	449	410,220
5.30%, 05/15/48(b)	584	509,422
Bacardi Ltd./Bacardi-Martini BV, 5.90%, 06/15/43(b)	393	371,685
Brown-Forman Corp.
3.75%, 01/15/43	200	149,281
Security	Par (000)	Value
Beverages (continued)
4.00%, 04/15/38(a)	$385	$338,099
4.50%, 07/15/45(a)	661	544,853
Coca-Cola Co. (The)
2.50%, 06/01/40	1,135	808,351
2.50%, 03/15/51(a)	1,689	957,148
2.60%, 06/01/50	1,198	703,694
2.75%, 06/01/60(a)	1,827	998,727
2.88%, 05/05/41	617	452,629
3.00%, 03/05/51	1,819	1,149,819
4.20%, 03/25/50	647	510,050
5.20%, 01/14/55(a)	1,155	1,052,428
5.30%, 05/13/54	995	919,556
5.40%, 05/13/64	1,880	1,725,798
Coca-Cola Femsa SAB de CV, 5.25%, 11/26/43(a)	506	470,190
Constellation Brands, Inc.
3.75%, 05/01/50	533	375,949
4.10%, 02/15/48(a)	624	470,802
4.50%, 05/09/47	388	311,334
5.25%, 11/15/48(a)	608	540,809
Diageo Capital PLC
3.88%, 04/29/43	548	425,953
5.88%, 09/30/36	706	727,770
Diageo Investment Corp., 4.25%, 05/11/42(a)	480	401,047
Embotelladora Andina SA, 3.95%, 01/21/50(b)	75	54,818
Fomento Economico Mexicano SAB de CV
3.50%, 01/16/50	1,360	948,494
4.38%, 05/10/43(a)	434	368,009
Heineken NV
4.00%, 10/01/42(b)	571	456,475
4.35%, 03/29/47(b)	585	474,859
Keurig Dr Pepper, Inc.
3.35%, 03/15/51(a)	1,035	653,322
3.80%, 05/01/50	697	479,434
4.42%, 12/15/46	724	572,429
4.50%, 11/15/45(a)	455	364,197
4.50%, 04/15/52(a)	1,166	902,065
5.09%, 05/25/48	315	267,495
Maple Parent Holdings Corp., 6.63%, 03/26/56(a)(b)	707	709,355
Molson Coors Beverage Co.
4.20%, 07/15/46(a)	1,670	1,278,724
5.00%, 05/01/42(a)	1,480	1,303,048
PepsiCo, Inc.
2.63%, 10/21/41	1,342	928,390
2.75%, 10/21/51	1,672	991,953
2.88%, 10/15/49	805	500,179
3.38%, 07/29/49	809	553,431
3.45%, 10/06/46	632	452,242
3.50%, 03/19/40	625	503,329
3.60%, 08/13/42	303	235,341
3.63%, 03/19/50	1,144	813,254
3.88%, 03/19/60	809	575,258
4.00%, 03/05/42	536	439,811
4.00%, 05/02/47	600	465,169
4.20%, 07/18/52	1,165	903,185
4.25%, 10/22/44	225	186,633
4.45%, 04/14/46	816	684,613
4.60%, 07/17/45	185	159,838
4.65%, 02/15/53(a)	956	802,046
4.88%, 11/01/40	457	426,938
5.25%, 07/17/54(a)	945	871,629
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Beverages (continued)
5.50%, 01/15/40	$450	$449,734
Pernod Ricard International Finance LLC, 2.75%, 10/01/50(a)(b)	304	173,548
Pernod Ricard SA, 5.50%, 01/15/42(a)(b)	1,022	963,260
		67,031,463
Biotechnology — 1.7%
Amgen, Inc.
2.77%, 09/01/53(a)	1,369	771,117
2.80%, 08/15/41(a)	424	296,428
3.00%, 01/15/52(a)	488	300,492
3.15%, 02/21/40	1,369	1,031,974
3.38%, 02/21/50	1,393	941,806
4.20%, 02/22/52	1,024	767,024
4.40%, 05/01/45	2,750	2,244,852
4.40%, 02/22/62	1,239	920,729
4.56%, 06/15/48	1,275	1,037,914
4.66%, 06/15/51	3,652	2,969,394
4.88%, 03/01/53	1,055	877,620
4.95%, 10/01/41	953	863,179
5.15%, 11/15/41	551	507,227
5.50%, 02/19/46	485	455,628
5.60%, 03/02/43	3,337	3,211,880
5.65%, 06/15/42	606	591,493
5.65%, 03/02/53	4,312	4,018,751
5.65%, 02/19/56(a)	661	616,382
5.75%, 03/15/40	454	450,683
5.75%, 03/02/63	2,498	2,305,935
6.38%, 06/01/37	621	660,013
6.40%, 02/01/39	435	457,675
6.90%, 06/01/38(a)	245	265,503
Baxalta, Inc., 5.25%, 06/23/45	355	323,413
Biogen, Inc.
3.15%, 05/01/50	1,546	963,171
3.25%, 02/15/51(a)	706	443,321
5.20%, 09/15/45	1,178	1,052,339
6.45%, 05/15/55(a)	581	596,658
CSL Finance PLC
4.63%, 04/27/42(b)	396	340,745
4.75%, 04/27/52(b)	776	638,043
4.95%, 04/27/62(b)	759	616,983
5.42%, 04/03/54(a)(b)	620	560,437
Gilead Sciences, Inc.
2.60%, 10/01/40	1,184	833,604
2.80%, 10/01/50(a)	1,465	881,390
4.00%, 09/01/36(a)	709	635,399
4.15%, 03/01/47	1,781	1,400,766
4.50%, 02/01/45	1,754	1,474,349
4.75%, 03/01/46	2,181	1,881,426
4.80%, 04/01/44	1,689	1,486,586
5.50%, 11/15/54	800	747,788
5.55%, 10/15/53(a)	1,174	1,105,415
5.60%, 11/15/64	900	836,523
5.65%, 12/01/41(a)	1,490	1,467,867
Regeneron Pharmaceuticals, Inc., 2.80%, 09/15/50	566	328,751
Royalty Pharma PLC
3.30%, 09/02/40	1,868	1,403,170
3.35%, 09/02/51	606	387,030
3.55%, 09/02/50	998	667,386
5.90%, 09/02/54	357	340,136
Security	Par (000)	Value
Biotechnology (continued)
5.95%, 09/25/55	$559	$537,771
		48,514,166
Building Materials — 0.5%
Amrize Finance U.S. LLC, 4.75%, 09/22/46	605	509,795
Carlisle Companies, Inc., 5.55%, 09/15/40(a)	385	369,120
Carrier Global Corp.
3.38%, 04/05/40	1,569	1,220,246
3.58%, 04/05/50	1,481	1,029,442
6.20%, 03/15/54(a)	465	475,744
CRH America Finance, Inc.
4.40%, 05/09/47(b)	360	286,872
4.50%, 04/04/48(a)(b)	780	627,239
5.60%, 02/09/56(a)	403	374,454
5.88%, 01/09/55	608	590,346
CRH America, Inc., 5.13%, 05/18/45(b)	458	405,739
Fortune Brands Innovations, Inc., 4.50%, 03/25/52(a)	336	265,504
Johnson Controls International PLC
4.50%, 02/15/47	528	433,737
4.63%, 07/02/44	476	404,097
4.95%, 07/02/64(c)	651	535,714
Marriott International, Inc., 6.38%, 08/15/56	295	301,286
Martin Marietta Materials, Inc.
3.20%, 07/15/51	752	471,913
4.25%, 12/15/47	949	733,014
5.50%, 12/01/54	723	659,179
Masco Corp.
3.13%, 02/15/51	446	276,233
4.50%, 05/15/47(a)	507	409,141
Owens Corning
4.30%, 07/15/47	624	488,817
4.40%, 01/30/48	564	447,612
5.95%, 06/15/54(a)	622	603,314
7.00%, 12/01/36(a)	326	356,560
Trane Technologies Financing Ltd.
4.50%, 03/21/49(a)	508	416,467
4.65%, 11/01/44	417	358,818
Trane Technologies Holdco, Inc.
4.30%, 02/21/48	303	241,613
5.75%, 06/15/43	388	387,006
Votorantim Cimentos International SA, 7.25%, 04/05/41(b)	205	231,445
Vulcan Materials Co.
4.50%, 06/15/47	1,015	823,986
4.70%, 03/01/48	694	577,123
5.70%, 12/01/54(a)	614	582,244
		15,893,820
Chemicals — 1.2%
Air Liquide Finance SA, 3.50%, 09/27/46(b)	694	509,275
Air Products and Chemicals, Inc.
2.70%, 05/15/40(a)	688	493,166
2.80%, 05/15/50	971	583,920
CF Industries, Inc.
4.95%, 06/01/43(a)	664	584,231
5.38%, 03/15/44	655	603,862
Dow Chemical Co. (The)
3.60%, 11/15/50	1,946	1,260,128
4.38%, 11/15/42	1,279	1,015,092
4.63%, 10/01/44	797	635,579
4.80%, 05/15/49	655	516,234

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Chemicals (continued)
5.25%, 11/15/41(a)	$594	$528,836
5.55%, 11/30/48	756	660,642
5.60%, 02/15/54(a)	860	749,227
5.95%, 03/15/55(a)	989	907,524
6.90%, 05/15/53(a)	788	822,627
9.40%, 05/15/39(a)	906	1,174,598
Eastman Chemical Co.
4.65%, 10/15/44(a)	881	729,881
4.80%, 09/01/42	646	556,275
Ecolab, Inc.
2.13%, 08/15/50	502	258,569
2.70%, 12/15/51	718	416,061
2.75%, 08/18/55	637	361,146
3.95%, 12/01/47	483	370,049
5.50%, 12/08/41(a)	384	375,835
International Flavors & Fragrances, Inc.
3.27%, 11/15/40(b)	404	296,673
3.47%, 12/01/50(a)(b)	972	643,277
4.38%, 06/01/47	425	335,209
5.00%, 09/26/48(a)	565	482,460
Linde, Inc./CT
2.00%, 08/10/50	333	169,869
3.55%, 11/07/42	755	578,840
LYB International Finance BV
4.88%, 03/15/44(a)	1,124	924,718
5.25%, 07/15/43	777	674,083
LYB International Finance III LLC
3.38%, 10/01/40	913	659,811
3.63%, 04/01/51	1,133	731,522
3.80%, 10/01/60	839	515,546
4.20%, 10/15/49(a)	1,574	1,121,153
4.20%, 05/01/50	1,215	861,149
LyondellBasell Industries NV, 4.63%, 02/26/55(a)	987	732,638
Mosaic Co. (The)
4.88%, 11/15/41(a)	340	296,551
5.63%, 11/15/43(a)	680	627,060
Nutrien Ltd.
3.95%, 05/13/50(a)	667	483,967
4.90%, 06/01/43	565	492,687
5.00%, 04/01/49	1,057	903,162
5.25%, 01/15/45	413	373,531
5.63%, 12/01/40	350	337,431
5.80%, 03/27/53	853	810,350
5.88%, 12/01/36	373	376,051
6.13%, 01/15/41	861	873,440
OCP SA, 7.50%, 05/02/54(b)	82	85,382
PPG Industries, Inc., 5.50%, 11/15/40	208	199,010
RPM International, Inc.
4.25%, 01/15/48	275	212,431
5.25%, 06/01/45	339	303,085
Sherwin-Williams Co. (The)
2.90%, 03/15/52	418	247,461
3.30%, 05/15/50	538	348,674
3.80%, 08/15/49	586	422,450
4.00%, 12/15/42	354	278,099
4.50%, 06/01/47	1,436	1,166,360
4.55%, 08/01/45	312	257,726
Sociedad Quimica y Minera de Chile SA
3.50%, 09/10/51(a)(b)	817	529,762
4.25%, 01/22/50(a)(b)	393	296,756
Security	Par (000)	Value
Chemicals (continued)
Westlake Corp.
2.88%, 08/15/41	$444	$299,604
3.13%, 08/15/51	850	507,556
3.38%, 08/15/61	1,046	592,984
4.38%, 11/15/47	668	503,180
5.00%, 08/15/46(a)	520	438,622
6.38%, 11/15/55	611	587,598
		35,690,675
Commercial Services — 1.3%
Adani Ports & Special Economic Zone Ltd., 5.00%, 08/02/41(b)	175	150,838
American University (The), Series 2019, 3.67%, 04/01/49	330	237,384
Brown University, Series A, 2.92%, 09/01/50	363	228,991
California Endowment (The), Series 2021, 2.50%, 04/01/51	230	132,230
California Institute of Technology
3.65%, 09/01/2119	327	197,755
4.32%, 08/01/45(a)	342	285,817
4.70%, 11/01/2111	273	209,586
Case Western Reserve University, 5.41%, 06/01/2122(a)	215	188,754
Claremont Mckenna College, 3.78%, 01/01/2122	195	119,991
DP World Ltd./United Arab Emirates
4.70%, 09/30/49(b)	440	340,133
5.63%, 09/25/48(b)	1,311	1,156,472
6.85%, 07/02/37(a)(b)	1,655	1,745,694
Duke University
3.20%, 10/01/38	160	129,419
3.30%, 10/01/46	190	133,996
Series 2020, 2.68%, 10/01/44	299	214,000
Series 2020, 2.76%, 10/01/50(a)	174	107,073
Series 2020, 2.83%, 10/01/55	447	267,277
Emory University, Series 2020, 2.97%, 09/01/50(a)	226	140,141
Equifax, Inc., 7.00%, 07/01/37	230	246,075
ERAC USA Finance LLC
4.20%, 11/01/46(a)(b)	730	577,838
4.50%, 02/15/45(b)	535	446,672
5.40%, 05/01/53(a)(b)	990	908,535
5.63%, 03/15/42(b)	397	386,311
7.00%, 10/15/37(b)	1,110	1,230,176
Ford Foundation (The)
Series 2017, 3.86%, 06/01/47(a)	301	232,122
Series 2020, 2.42%, 06/01/50(a)	349	200,201
Series 2020, 2.82%, 06/01/70	480	257,207
George Washington University (The)
4.87%, 09/15/45	368	321,869
Series 2014, 4.30%, 09/15/44	234	191,763
Series 2016, 3.55%, 09/15/46	474	338,076
Series 2018, 4.13%, 09/15/48	382	296,951
Georgetown University (The)
5.12%, 04/01/53(a)	235	209,353
Series 20A, 2.94%, 04/01/50	242	151,165
Series A, 5.22%, 10/01/2118	195	162,415
Series B, 4.32%, 04/01/49(a)	242	191,639
Global Payments, Inc.
4.15%, 08/15/49(a)	990	697,595
5.95%, 08/15/52(a)	570	520,967
Howard University, 5.21%, 10/01/52(a)	225	182,327
ITR Concession Co. LLC, 5.28%, 07/15/40(b)	30	27,521
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services (continued)
Johns Hopkins University
Series 2013, 4.08%, 07/01/53	$241	$183,742
Series A, 2.81%, 01/01/60(a)	280	153,590
Leland Stanford Junior University (The)
2.41%, 06/01/50	428	242,124
3.46%, 05/01/47	190	136,969
3.65%, 05/01/48	607	450,491
Massachusetts Institute of Technology
3.07%, 04/01/52	355	227,139
3.89%, 07/01/2116(a)	417	270,601
3.96%, 07/01/38	189	168,725
4.68%, 07/01/2114(a)	439	343,554
5.60%, 07/01/2111	696	650,907
5.62%, 06/01/55(a)	582	571,049
Series F, 2.99%, 07/01/50	254	162,397
Series G, 2.29%, 07/01/51	274	149,350
Metropolitan Museum of Art (The), Series 2015, 3.40%, 07/01/45	193	139,066
Moody's Corp.
2.55%, 08/18/60(a)	372	178,517
2.75%, 08/19/41(a)	485	333,179
3.10%, 11/29/61	467	265,501
3.25%, 05/20/50	233	148,754
3.75%, 02/25/52(a)	465	323,354
4.88%, 12/17/48	499	423,411
5.25%, 07/15/44	560	510,118
Nature Conservancy (The), Series A, 3.96%, 03/01/52(a)	272	207,603
Northeastern University, Series 2020, 2.89%, 10/01/50	215	135,378
Northwestern University
3.69%, 12/01/38(a)	165	142,577
3.87%, 12/01/48	190	145,995
4.64%, 12/01/44(a)	190	169,745
Series 2017, 3.66%, 12/01/57	231	159,787
Series 2020, 2.64%, 12/01/50	192	115,403
PayPal Holdings, Inc.
3.25%, 06/01/50	1,428	931,925
5.05%, 06/01/52	756	652,418
5.25%, 06/01/62(a)	556	466,988
5.50%, 06/01/54(a)	352	313,000
Pelabuhan Indonesia Persero PT, 5.38%, 05/05/45(b)	640	568,000
President and Fellows of Harvard College
2.52%, 10/15/50	385	223,471
3.15%, 07/15/46(a)	345	238,878
3.30%, 07/15/56	476	305,129
3.62%, 10/01/37	252	215,288
3.75%, 11/15/52	389	283,271
4.88%, 10/15/40	115	109,462
6.50%, 01/15/39(b)	200	217,151
Quanta Services, Inc., 3.05%, 10/01/41	3,175	2,243,662
Rockefeller Foundation (The), Series 2020, 2.49%, 10/01/50(a)	735	420,091
S&P Global, Inc.
2.30%, 08/15/60	983	456,069
3.25%, 12/01/49(a)	415	273,247
3.70%, 03/01/52	857	606,856
3.90%, 03/01/62(a)	521	356,802
4.50%, 05/15/48	395	311,758
6.55%, 11/15/37	265	284,245
Security	Par (000)	Value
Commercial Services (continued)
Thomas Jefferson University, 3.85%, 11/01/57(a)	$163	$109,830
TR Finance LLC
5.65%, 11/23/43(a)	315	300,279
5.85%, 04/15/40(a)	475	465,510
Trustees of Boston College
3.13%, 07/01/52	192	123,789
3.99%, 07/01/47	230	188,084
Trustees of Dartmouth College, 3.47%, 06/01/46(a)	185	133,737
Trustees of Princeton University (The)
4.20%, 03/01/52	195	154,042
5.70%, 03/01/39	254	259,983
Series 2020, 2.52%, 07/01/50	290	172,691
Trustees of the University of Pennsylvania (The)
3.61%, 02/15/2119(a)	214	129,158
4.67%, 09/01/2112	205	159,067
Series 2020, 2.40%, 10/01/50	190	107,796
Trustees of Tufts College
3.10%, 08/15/51	165	106,326
Series 2012, 5.02%, 04/15/2112	195	161,302
University of Chicago (The)
3.00%, 10/01/52	40	26,054
4.00%, 10/01/53	340	260,513
Series 20B, 2.76%, 04/01/45(a)	190	146,616
Series C, 2.55%, 04/01/50	356	226,629
University of Miami, 4.06%, 04/01/52(a)	340	253,815
University of Notre Dame du Lac
Series 2015, 3.44%, 02/15/45	394	295,338
Series 2017, 3.39%, 02/15/48	193	137,288
University of Southern California
2.81%, 10/01/50	171	104,312
3.03%, 10/01/39	152	121,755
4.98%, 10/01/53(a)	365	319,857
5.25%, 10/01/2111	212	187,179
Series 2017, 3.84%, 10/01/47(a)	142	109,847
Series 21A, 2.95%, 10/01/51	302	188,006
Series A, 3.23%, 10/01/2120(a)	220	118,144
Verisk Analytics, Inc.
3.63%, 05/15/50	535	360,285
5.50%, 06/15/45	333	304,990
Washington University (The)
3.52%, 04/15/54(a)	325	224,724
4.35%, 04/15/2122(a)	337	242,265
Wesleyan University, 4.78%, 07/01/2116(a)	181	135,088
William Marsh Rice University
3.57%, 05/15/45	295	224,316
3.77%, 05/15/55(a)	225	162,619
Yale University, Series 2020, 2.40%, 04/15/50	261	148,618
		37,218,918
Computers — 1.8%
Apple, Inc.
2.38%, 02/08/41	1,670	1,149,359
2.40%, 08/20/50	1,940	1,069,538
2.55%, 08/20/60	1,959	996,771
2.65%, 05/11/50	3,505	2,043,524
2.65%, 02/08/51	2,689	1,550,149
2.70%, 08/05/51(a)	2,656	1,541,755
2.80%, 02/08/61	1,882	1,014,432
2.85%, 08/05/61(a)	1,860	1,009,069
2.95%, 09/11/49	1,173	733,848
3.45%, 02/09/45	1,598	1,167,576
3.75%, 09/12/47	900	666,798

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Computers (continued)
3.75%, 11/13/47	$1,007	$745,147
3.85%, 05/04/43	3,189	2,541,169
3.85%, 08/04/46	2,826	2,148,514
3.95%, 08/08/52(a)	1,745	1,288,302
4.10%, 08/08/62	1,415	1,026,467
4.25%, 02/09/47	1,380	1,114,306
4.38%, 05/13/45	2,067	1,724,191
4.45%, 05/06/44(a)	707	604,721
4.65%, 02/23/46	3,688	3,185,952
4.85%, 05/10/53(a)	1,074	944,813
Dell International LLC/EMC Corp.
3.38%, 12/15/41	2,755	2,024,608
3.45%, 12/15/51(a)	514	340,632
5.25%, 02/15/37	970	932,012
8.35%, 07/15/46	495	599,058
Dell, Inc.
5.40%, 09/10/40	368	343,199
6.50%, 04/15/38	245	255,437
Hewlett Packard Enterprise Co.
5.60%, 10/15/54(a)	2,080	1,834,314
6.35%, 10/15/45(a)	1,298	1,286,858
HP, Inc., 6.00%, 09/15/41(a)	1,220	1,196,961
IBM International Capital Pte. Ltd.
5.25%, 02/05/44	1,444	1,272,398
5.30%, 02/05/54(a)	1,400	1,176,816
International Business Machines Corp.
2.85%, 05/15/40	464	324,285
2.95%, 05/15/50(a)	1,262	732,249
3.43%, 02/09/52	666	412,928
4.00%, 06/20/42	1,764	1,372,785
4.15%, 05/15/39	1,861	1,557,389
4.25%, 05/15/49(a)	2,576	1,883,078
4.70%, 02/19/46(a)	595	481,613
4.90%, 07/27/52	645	515,901
5.10%, 02/06/53(a)	1,366	1,117,083
5.60%, 11/30/39	795	775,538
5.70%, 02/10/55(a)	1,175	1,042,411
5.80%, 02/03/56(a)	820	737,238
7.13%, 12/01/96(a)	727	779,482
Kyndryl Holdings, Inc., 4.10%, 10/15/41(a)	506	352,648
		51,613,322
Cosmetics & Personal Care — 0.3%
Colgate-Palmolive Co.
3.70%, 08/01/47	434	325,750
4.00%, 08/15/45(a)	714	586,990
Estee Lauder Companies, Inc. (The)
3.13%, 12/01/49	568	361,650
3.70%, 08/15/42	464	348,503
4.15%, 03/15/47	543	421,798
4.38%, 06/15/45	339	273,659
5.15%, 05/15/53(a)	505	439,480
6.00%, 05/15/37	359	374,097
Haleon U.S. Capital LLC, 4.00%, 03/24/52(a)	955	710,408
Kenvue, Inc.
5.05%, 03/22/53(a)	1,590	1,382,501
5.10%, 03/22/43	710	650,933
5.20%, 03/22/63	760	655,803
Procter & Gamble Co. (The)
3.50%, 10/25/47(a)	323	243,062
3.55%, 03/25/40	651	540,033
3.60%, 03/25/50(a)	506	375,474
Security	Par (000)	Value
Cosmetics & Personal Care (continued)
5.55%, 03/05/37	$725	$751,717
Unilever Capital Corp., Series 30Y, 2.63%, 08/12/51	621	364,962
		8,806,820
Distribution & Wholesale — 0.1%
WW Grainger, Inc.
3.75%, 05/15/46(a)	305	230,571
4.20%, 05/15/47(a)	470	377,427
4.60%, 06/15/45	1,047	903,016
		1,511,014
Diversified Financial Services — 1.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.85%, 10/29/41	2,877	2,246,188
American Express Co., 4.05%, 12/03/42	536	438,283
Apollo Global Management, Inc., 5.80%, 05/21/54(a)	874	810,135
Ares Finance Co. IV LLC, 3.65%, 02/01/52(a)(b)	602	398,671
Ares Management Corp., 5.60%, 10/11/54(a)	840	737,412
Blackstone Holdings Finance Co. LLC
2.80%, 09/30/50(b)	594	347,782
2.85%, 08/05/51(a)(b)	395	232,642
3.20%, 01/30/52(a)(b)	908	576,506
3.50%, 09/10/49(a)(b)	423	286,871
4.00%, 10/02/47(b)	233	173,338
4.45%, 07/15/45(a)(b)	340	274,529
5.00%, 06/15/44(a)(b)	256	225,227
6.25%, 08/15/42(a)(b)	375	375,969
Blue Owl Finance LLC, 4.13%, 10/07/51	329	216,572
Brookfield Asset Management Ltd., 6.08%, 09/15/55(a)	967	939,204
Brookfield Finance LLC/Brookfield Finance, Inc., 3.45%, 04/15/50(a)	660	429,583
Brookfield Finance, Inc.
3.50%, 03/30/51(a)	699	458,493
3.63%, 02/15/52	298	199,977
4.70%, 09/20/47	1,560	1,277,627
5.97%, 03/04/54	1,422	1,350,341
CI Financial Corp., 4.10%, 06/15/51	340	220,145
CME Group, Inc.
4.15%, 06/15/48(a)	1,077	852,970
5.30%, 09/15/43	842	804,524
FMR LLC
5.15%, 02/01/43(b)	390	357,294
6.45%, 11/15/39(b)	650	680,201
6.50%, 12/14/40(b)	528	559,561
Franklin Resources, Inc., 2.95%, 08/12/51	395	235,504
Invesco Finance PLC, 5.38%, 11/30/43	451	420,636
Jefferies Financial Group, Inc.
6.50%, 01/20/43(a)	429	422,514
6.63%, 10/23/43(a)	328	323,912
KKR Group Finance Co. II LLC, 5.50%, 02/01/43(a)(b)	443	404,902
Legg Mason, Inc., 5.63%, 01/15/44(a)	641	617,074
LSEG Finance PLC, 3.20%, 04/06/41(b)	749	554,019
Mastercard, Inc.
2.95%, 03/15/51	607	375,484
3.65%, 06/01/49	859	616,003
3.80%, 11/21/46(a)	642	486,797
3.85%, 03/26/50	2,046	1,515,851
3.95%, 02/26/48	463	351,410
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
Nasdaq, Inc.
2.50%, 12/21/40	$2,049	$1,387,007
3.25%, 04/28/50(a)	1,097	706,836
3.95%, 03/07/52	379	274,122
5.95%, 08/15/53	797	775,865
6.10%, 06/28/63	1,490	1,449,150
Neuberger Berman Group LLC/Neuberger Berman Finance Corp., 4.88%, 04/15/45(b)	418	347,053
Raymond James Financial, Inc.
3.75%, 04/01/51	1,136	791,214
4.95%, 07/15/46	875	758,963
5.65%, 09/11/55(a)	842	779,979
Visa, Inc.
2.00%, 08/15/50	1,712	878,589
2.70%, 04/15/40	1,614	1,185,171
3.65%, 09/15/47	805	594,164
4.30%, 12/14/45	3,390	2,798,836
Voya Financial, Inc.
4.80%, 06/15/46	429	363,857
5.70%, 07/15/43(a)	407	388,683
Western Union Co. (The)
6.20%, 11/17/36(a)	389	393,186
6.20%, 06/21/40(a)	341	331,599
		35,998,425
Electric — 13.3%
Abu Dhabi National Energy Co. PJSC
3.40%, 04/29/51(b)	937	618,699
4.00%, 10/03/49(b)	633	470,167
4.75%, 03/09/37(b)	655	616,806
6.50%, 10/27/36(a)(b)	1,015	1,095,415
AEP Texas, Inc.
3.45%, 05/15/51	723	464,930
3.80%, 10/01/47(a)	798	570,614
5.25%, 05/15/52	510	441,312
5.85%, 10/15/55	760	711,068
Series G, 4.15%, 05/01/49	291	215,651
Series H, 3.45%, 01/15/50	463	301,820
AEP Transmission Co. LLC
3.15%, 09/15/49	341	217,173
3.75%, 12/01/47	484	350,398
3.80%, 06/15/49	377	270,103
4.00%, 12/01/46	285	219,419
4.25%, 09/15/48	416	325,437
4.50%, 06/15/52	1,285	1,022,155
5.40%, 03/15/53	755	688,014
Series M, 3.65%, 04/01/50	717	501,425
Series N, 2.75%, 08/15/51	619	359,485
Alabama Power Co.
3.00%, 03/15/52	584	354,864
3.13%, 07/15/51(a)	728	455,107
3.45%, 10/01/49	915	620,511
3.75%, 03/01/45	778	582,535
3.85%, 12/01/42	315	246,736
4.10%, 01/15/42(a)	185	148,093
4.15%, 08/15/44	454	362,868
4.30%, 01/02/46	540	434,290
5.50%, 03/15/41	483	466,322
6.00%, 03/01/39	447	456,789
6.13%, 05/15/38	380	397,087
Series 11-C, 5.20%, 06/01/41	205	190,893
Series A, 4.30%, 07/15/48	699	550,314
Security	Par (000)	Value
Electric (continued)
Series B, 3.70%, 12/01/47(a)	$740	$532,347
Alfa Desarrollo SpA, 4.55%, 09/27/51(b)	1,081	847,511
Ameren Illinois Co.
2.90%, 06/15/51	1,046	634,414
3.25%, 03/15/50	182	119,642
3.70%, 12/01/47	562	406,355
4.15%, 03/15/46	810	639,120
4.30%, 07/01/44	530	423,777
4.50%, 03/15/49	569	464,000
4.80%, 12/15/43	205	175,283
5.55%, 07/01/54(a)	580	538,523
5.63%, 03/01/55	650	609,448
5.90%, 12/01/52	198	193,920
American Electric Power Co., Inc., 3.25%, 03/01/50	405	259,339
American Transmission Co. LLC, 5.75%, 04/01/56(b)	60	56,976
American Transmission Systems, Inc., 5.00%, 09/01/44(b)	261	229,015
Appalachian Power Co.
4.40%, 05/15/44	188	152,736
4.45%, 06/01/45	246	197,276
7.00%, 04/01/38(a)	405	442,730
Series P, 6.70%, 08/15/37	469	496,966
Series Y, 4.50%, 03/01/49	480	379,427
Series Z, 3.70%, 05/01/50	530	362,912
Arizona Public Service Co.
2.65%, 09/15/50(a)	1,205	687,766
3.35%, 05/15/50	680	439,970
3.50%, 12/01/49	452	301,191
3.75%, 05/15/46	363	262,874
4.20%, 08/15/48	372	283,923
4.25%, 03/01/49	123	93,758
4.35%, 11/15/45	489	389,483
4.50%, 04/01/42	276	233,523
4.70%, 01/15/44	215	178,388
5.05%, 09/01/41	341	307,513
5.90%, 08/15/55	475	452,196
6.25%, 08/15/56	405	402,824
Atlantica Transmision Sur SA, 6.88%, 04/30/43(b)	175	186,247
Avista Corp.
4.00%, 04/01/52	288	209,264
4.35%, 06/01/48	521	412,778
Baltimore Gas and Electric Co.
2.90%, 06/15/50(a)	793	475,177
3.20%, 09/15/49	755	482,915
3.50%, 08/15/46	1,029	722,493
3.75%, 08/15/47	610	440,212
4.25%, 09/15/48	490	379,210
4.55%, 06/01/52	786	622,746
5.40%, 06/01/53	654	589,056
5.65%, 06/01/54(a)	600	559,915
6.05%, 06/01/56	590	578,442
6.35%, 10/01/36	275	290,813
Basin Electric Power Cooperative
4.75%, 04/26/47(a)(b)	562	476,428
5.85%, 10/15/55(a)	630	587,605
Berkshire Hathaway Energy Co.
2.85%, 05/15/51	1,924	1,119,379
3.80%, 07/15/48	1,022	731,605
4.25%, 10/15/50	1,233	931,684

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
4.45%, 01/15/49	$1,158	$915,752
4.50%, 02/01/45	581	477,250
4.60%, 05/01/53(a)	1,269	1,005,663
5.15%, 11/15/43	843	763,769
5.95%, 05/15/37(a)	1,133	1,166,029
Black Hills Corp.
3.88%, 10/15/49	322	226,752
4.20%, 09/15/46(a)	430	339,048
Buffalo Energy Mexico Holdings/Buffalo Energy Infrastructure/Buffalo Energy, 7.88%, 02/15/39(b)	0	321
Celeo Redes Operacion Chile SA, 5.20%, 06/22/47(b)	181	166,777
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42	688	526,405
3.60%, 03/01/52	429	296,643
3.95%, 03/01/48	451	343,048
4.50%, 04/01/44(a)	430	362,794
5.30%, 04/01/53(a)	245	223,369
Series AC, 4.25%, 02/01/49	50	39,303
Series AD, 2.90%, 07/01/50	1,091	667,223
Series AF, 3.35%, 04/01/51	767	507,785
Series AJ, 4.85%, 10/01/52	327	277,790
CEZ A/S, 5.63%, 04/03/42(b)	463	410,693
Chpe LLC, 5.88%, 06/29/46(b)	823	795,313
Cleco Corporate Holdings LLC, 4.97%, 05/01/46	438	361,492
Cleco Power LLC, 6.00%, 12/01/40	175	173,988
Cleveland Electric Illuminating Co. (The), 5.95%, 12/15/36	216	218,688
CMS Energy Corp.
4.70%, 03/31/43	221	184,589
4.88%, 03/01/44	289	246,046
Comision Federal de Electricidad
4.68%, 02/09/51(b)	542	381,284
5.75%, 02/14/42(a)(b)	731	635,970
6.13%, 06/16/45(b)	515	456,481
6.26%, 02/15/52(b)	590	514,797
6.50%, 01/28/51(b)	100	96,250
Commonwealth Edison Co.
3.00%, 03/01/50	1,078	667,287
3.65%, 06/15/46	890	643,693
3.70%, 03/01/45	551	409,140
3.80%, 10/01/42(a)	265	207,416
4.00%, 03/01/48	791	592,083
4.00%, 03/01/49	628	470,147
4.35%, 11/15/45	448	361,629
4.60%, 08/15/43	255	218,088
4.70%, 01/15/44	242	208,150
5.30%, 02/01/53	780	694,939
5.65%, 06/01/54	250	233,991
5.85%, 06/01/56	825	795,253
5.95%, 06/01/55	690	672,130
6.45%, 01/15/38	459	489,558
Series 123, 3.75%, 08/15/47	707	512,434
Series 127, 3.20%, 11/15/49	510	329,330
Series 130, 3.13%, 03/15/51	359	225,213
Series 131, 2.75%, 09/01/51(a)	895	515,781
Series 133, 3.85%, 03/15/52	700	498,025
Connecticut Light and Power Co. (The)
4.00%, 04/01/48	725	552,234
4.30%, 04/15/44	659	539,616
Security	Par (000)	Value
Electric (continued)
5.25%, 01/15/53	$636	$569,380
Series A, 4.15%, 06/01/45	271	215,718
Consolidated Edison Co. of New York, Inc.
3.20%, 12/01/51	617	386,709
3.60%, 06/15/61(a)	808	519,103
3.70%, 11/15/59	702	458,092
3.85%, 06/15/46	829	613,257
3.95%, 03/01/43(a)	533	419,718
4.45%, 03/15/44	606	502,786
4.50%, 12/01/45	521	427,889
4.50%, 05/15/58	684	524,733
4.63%, 12/01/54	1,108	874,940
5.50%, 03/15/55	25	22,710
5.70%, 06/15/40	250	246,708
5.70%, 05/15/54	1,168	1,093,805
5.75%, 11/15/55	1,050	986,424
5.88%, 06/15/56	1,257	1,197,949
5.90%, 11/15/53	1,220	1,171,522
6.15%, 11/15/52	892	891,132
Series 06-E, 5.70%, 12/01/36	232	231,160
Series 07-A, 6.30%, 08/15/37(a)	519	544,610
Series 08-B, 6.75%, 04/01/38	690	752,138
Series 09-C, 5.50%, 12/01/39	480	467,702
Series 12-A, 4.20%, 03/15/42	533	438,696
Series 2017, 3.88%, 06/15/47	500	368,299
Series 20B, 3.95%, 04/01/50	1,128	830,388
Series A, 4.13%, 05/15/49	736	554,788
Series C, 3.00%, 12/01/60(a)	1,000	557,945
Series C, 4.00%, 11/15/57	339	238,654
Series C, 4.30%, 12/01/56(a)	385	287,564
Series E, 4.65%, 12/01/48	689	565,236
Consorcio Transmantaro SA, 5.20%, 04/11/38(a)(b)	572	552,840
Constellation Energy Generation LLC
5.60%, 06/15/42	964	919,548
5.75%, 10/01/41	435	425,614
5.75%, 03/15/54(a)	1,030	968,229
5.88%, 01/15/66	975	909,324
6.25%, 10/01/39(a)	837	853,292
6.50%, 10/01/53	799	820,360
Consumers Energy Co.
3.10%, 08/15/50	972	618,968
3.25%, 08/15/46	356	245,984
3.50%, 08/01/51	351	238,825
3.75%, 02/15/50	230	163,886
3.95%, 05/15/43	329	262,478
3.95%, 07/15/47(a)	310	235,318
4.05%, 05/15/48(a)	436	333,161
4.10%, 11/15/45	205	156,494
4.20%, 09/01/52	585	444,569
4.35%, 04/15/49	549	437,079
4.35%, 08/31/64	520	375,689
6.10%, 08/15/56	190	190,377
Cumberland Combined Cycle Generation LLC, 5.82%, 05/15/56	1,609	1,586,168
Dayton Power & Light Co. (The), 3.95%, 06/15/49	458	331,407
Delmarva Power & Light Co.
4.00%, 06/01/42	178	141,041
4.15%, 05/15/45	326	258,750
Dominion Energy South Carolina, Inc.
4.60%, 06/15/43	293	251,394
5.10%, 06/01/65	712	602,969
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
5.45%, 02/01/41	$322	$310,571
6.05%, 01/15/38	978	1,008,948
6.25%, 10/15/53	685	699,666
Dominion Energy, Inc.
4.70%, 12/01/44	577	482,936
4.85%, 08/15/52	1,021	834,458
7.00%, 06/15/38	413	450,806
Series A, 4.60%, 03/15/49	403	320,758
Series B, 3.30%, 04/15/41	417	305,682
Series C, 4.05%, 09/15/42	562	442,510
Series C, 4.90%, 08/01/41(a)	457	403,363
DTE Electric Co.
2.95%, 03/01/50	635	395,756
3.70%, 03/15/45	436	324,644
3.70%, 06/01/46	289	211,347
3.75%, 08/15/47	475	347,367
3.95%, 06/15/42	185	144,673
3.95%, 03/01/49	631	469,623
4.30%, 07/01/44	278	227,454
5.40%, 04/01/53(a)	501	459,950
5.70%, 10/01/37	168	168,669
5.85%, 05/15/55	630	609,123
Series A, 4.00%, 04/01/43	281	224,783
Series A, 4.05%, 05/15/48	435	332,542
Series B, 3.25%, 04/01/51(a)	670	435,040
Series B, 3.65%, 03/01/52	311	215,257
Series B, 5.55%, 03/01/56(a)	755	699,098
Duke Energy Carolinas LLC
3.20%, 08/15/49	1,116	724,812
3.45%, 04/15/51	437	291,712
3.55%, 03/15/52	1,344	910,678
3.70%, 12/01/47	727	522,913
3.75%, 06/01/45	692	515,489
3.88%, 03/15/46	546	409,751
3.95%, 03/15/48	690	513,048
4.00%, 09/30/42	523	420,060
4.25%, 12/15/41	464	389,151
5.30%, 02/15/40	690	663,263
5.35%, 01/15/53	1,083	976,907
5.40%, 01/15/54(a)	1,142	1,040,065
5.75%, 06/15/56	1,285	1,220,997
6.00%, 01/15/38	496	511,105
6.05%, 04/15/38(a)	664	689,486
6.10%, 06/01/37(a)	367	379,992
Duke Energy Corp.
3.30%, 06/15/41	578	425,069
3.50%, 06/15/51	981	637,237
3.75%, 09/01/46	1,549	1,110,090
3.95%, 08/15/47	641	467,320
4.20%, 06/15/49	713	532,798
4.80%, 12/15/45	621	526,131
5.00%, 08/15/52	1,220	1,011,304
5.70%, 09/15/55(a)	1,172	1,074,305
5.80%, 06/15/54	582	539,791
6.10%, 09/15/53	777	756,153
Duke Energy Florida LLC
3.00%, 12/15/51(a)	473	287,981
3.40%, 10/01/46	496	345,881
3.85%, 11/15/42	745	585,870
4.20%, 07/15/48	749	576,803
5.65%, 04/01/40	446	442,591
Security	Par (000)	Value
Electric (continued)
5.95%, 11/15/52	$559	$545,593
6.20%, 11/15/53	560	568,815
6.35%, 09/15/37	524	553,707
6.40%, 06/15/38	951	1,007,947
Duke Energy Indiana LLC
2.75%, 04/01/50	858	501,784
3.75%, 05/15/46	391	289,211
5.40%, 04/01/53	695	625,731
5.90%, 05/15/55(a)	650	631,323
6.35%, 08/15/38	410	435,265
6.45%, 04/01/39	400	425,885
Series UUU, 4.20%, 03/15/42	174	141,879
Series WWW, 4.90%, 07/15/43	336	300,022
Series YYY, 3.25%, 10/01/49	500	325,968
Duke Energy Ohio, Inc.
3.70%, 06/15/46	459	333,874
4.30%, 02/01/49	689	533,604
5.55%, 03/15/54	775	713,528
5.65%, 04/01/53	359	335,988
Duke Energy Progress LLC
2.50%, 08/15/50	554	305,803
2.90%, 08/15/51	804	478,910
3.60%, 09/15/47	921	651,690
3.70%, 10/15/46	534	388,511
4.00%, 04/01/52	768	558,788
4.10%, 05/15/42	472	384,458
4.10%, 03/15/43(a)	361	290,427
4.15%, 12/01/44	728	577,931
4.20%, 08/15/45	810	643,579
4.38%, 03/30/44	361	297,174
5.35%, 03/15/53	825	741,349
5.55%, 03/15/55	920	849,340
6.30%, 04/01/38(a)	523	551,322
E.ON International Finance BV, 6.65%, 04/30/38(a)(b)	921	989,271
El Paso Electric Co., 5.00%, 12/01/44(a)	198	168,532
Electricite de France SA
4.88%, 09/21/38(b)	541	486,309
4.88%, 01/22/44(a)(b)	908	778,279
4.95%, 10/13/45(a)(b)	1,051	897,263
5.00%, 09/21/48(b)	1,214	1,001,171
5.25%, 10/13/55(a)(b)	316	267,222
5.60%, 01/27/40(b)	848	812,924
6.00%, 04/22/64(b)	1,065	980,419
6.00%, 01/22/2114(a)(b)	574	514,609
6.13%, 04/22/56(a)(b)	600	564,140
6.25%, 04/22/66(b)	600	562,326
6.38%, 01/13/55(b)	700	685,079
6.90%, 05/23/53(a)(b)	925	956,862
6.95%, 01/26/39(b)	1,595	1,706,055
Elm Road Generating Station Supercritical LLC, 6.09%, 02/11/40(b)	145	147,045
Emera U.S. Finance LP, 4.75%, 06/15/46	1,076	888,043
Enel Finance America LLC, 2.88%, 07/12/41(b)	583	397,844
Enel Finance International NV
4.75%, 05/25/47(b)	1,661	1,356,387
5.50%, 06/15/52(a)(b)	1,160	1,024,721
5.75%, 09/30/55(a)(b)	1,367	1,242,127
6.00%, 10/07/39(b)	1,144	1,134,689
6.80%, 09/15/37(a)(b)	1,336	1,423,441
7.75%, 10/14/52(a)(b)	779	902,834

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Engie SA, 5.88%, 04/10/54(b)	$275	$260,978
Entergy Arkansas LLC
2.65%, 06/15/51	630	353,435
3.35%, 06/15/52(a)	375	241,221
4.20%, 04/01/49	568	435,160
4.95%, 12/15/44	240	206,933
5.75%, 06/01/54(a)	581	548,671
5.75%, 01/15/56	545	514,264
Entergy Corp., 3.75%, 06/15/50	647	450,817
Entergy Louisiana LLC
2.90%, 03/15/51	2,030	1,205,191
3.10%, 06/15/41	388	284,058
4.20%, 09/01/48(a)	1,197	915,579
4.20%, 04/01/50	557	421,512
4.75%, 09/15/52(a)	462	381,481
4.95%, 01/15/45	352	307,838
5.65%, 04/15/56	983	913,828
5.70%, 03/15/54	650	609,949
5.80%, 03/15/55	820	776,728
6.20%, 09/15/56	510	509,512
Entergy Mississippi LLC
3.50%, 06/01/51	814	543,291
3.85%, 06/01/49	456	329,178
5.80%, 04/15/55	596	564,821
5.85%, 06/01/54	335	318,224
Entergy Texas, Inc.
3.55%, 09/30/49	780	532,463
4.50%, 03/30/39(a)	433	382,746
5.00%, 09/15/52	316	267,385
5.15%, 06/01/45	170	153,103
5.55%, 09/15/54	303	277,313
5.80%, 09/01/53(a)	442	420,380
Evergy Kansas Central, Inc.
3.25%, 09/01/49	215	140,333
3.45%, 04/15/50	429	290,208
4.10%, 04/01/43	574	464,359
4.13%, 03/01/42	291	240,444
4.25%, 12/01/45	213	169,309
4.63%, 09/01/43	244	204,018
5.70%, 03/15/53	339	322,977
Evergy Kansas South, Inc., 4.30%, 07/15/44(a)(b)	247	195,819
Evergy Metro, Inc.
4.20%, 06/15/47	271	212,006
4.20%, 03/15/48	380	293,551
5.30%, 10/01/41	670	628,982
Series 2019, 4.13%, 04/01/49	370	287,845
Eversource Energy, 3.45%, 01/15/50	886	586,635
Exelon Corp.
4.10%, 03/15/52	554	402,785
4.45%, 04/15/46	824	655,651
4.70%, 04/15/50	556	446,201
5.10%, 06/15/45	691	604,718
5.60%, 03/15/53	1,180	1,072,363
5.88%, 03/15/55	785	742,537
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple, 7.25%, 01/31/41(b)	481	480,440
FirstEnergy Corp.
Series C, 3.40%, 03/01/50(a)	1,025	665,194
Series C, 4.85%, 07/15/47	620	512,200
FirstEnergy Pennsylvania Electric Co., 6.15%, 10/01/38	189	196,115
Security	Par (000)	Value
Electric (continued)
FirstEnergy Transmission LLC
4.55%, 04/01/49(b)	$697	$553,731
5.45%, 07/15/44(b)	436	399,382
Florida Power & Light Co.
2.88%, 12/04/51(a)	1,647	980,825
3.15%, 10/01/49	1,050	675,645
3.70%, 12/01/47	963	695,618
3.80%, 12/15/42	419	328,135
3.95%, 03/01/48	1,446	1,086,740
3.99%, 03/01/49	466	348,321
4.05%, 06/01/42	622	507,788
4.05%, 10/01/44	351	275,848
4.13%, 02/01/42	465	384,833
4.13%, 06/01/48	557	426,463
5.13%, 06/01/41(a)	613	574,122
5.25%, 02/01/41	467	442,451
5.30%, 04/01/53	902	807,753
5.60%, 06/15/54(a)	1,118	1,046,655
5.60%, 02/15/66	1,005	916,700
5.65%, 02/01/37(a)	445	452,499
5.69%, 03/01/40(a)	390	387,400
5.70%, 03/15/55	1,395	1,322,898
5.75%, 06/01/56(a)	1,070	1,026,178
5.80%, 03/15/65	925	871,469
5.90%, 06/01/66	1,204	1,149,535
5.95%, 02/01/38	977	1,005,371
5.96%, 04/01/39	457	467,294
Generadora de Gatun SA, 6.87%, 09/30/44(b)	170	171,704
Georgia Power Co.
4.30%, 03/15/42	1,190	999,592
4.30%, 03/15/43	312	258,667
5.13%, 05/15/52	610	536,835
5.40%, 06/01/40	547	533,988
5.50%, 10/01/55(a)	395	362,825
Series 10-C, 4.75%, 09/01/40(a)	411	371,098
Series A, 3.25%, 03/15/51	812	519,433
Series B, 3.70%, 01/30/50(a)	864	609,942
Great River Energy, 6.25%, 07/01/38(b)	30	31,129
Idaho Power Co.
3.65%, 03/01/45	184	133,136
5.50%, 03/15/53	500	463,534
5.70%, 03/15/55	585	551,980
5.80%, 04/01/54(a)	245	235,134
Series K, 4.20%, 03/01/48	575	446,651
Indiana Michigan Power Co.
3.25%, 05/01/51	360	228,777
4.25%, 08/15/48	520	403,311
5.60%, 03/15/56	735	682,154
5.63%, 04/01/53	410	383,210
6.05%, 03/15/37	293	302,728
Series K, 4.55%, 03/15/46	410	338,856
Series L, 3.75%, 07/01/47	305	221,292
Indianapolis Power & Light Co.
4.05%, 05/01/46(b)	390	300,129
4.70%, 09/01/45(b)	196	161,935
5.70%, 04/01/54(b)	465	437,388
Infraestructura Energetica Nova SAPI de CV
4.75%, 01/15/51(a)(b)	846	621,505
4.88%, 01/14/48(b)	782	592,271
Interchile SA, 4.50%, 06/30/56(b)	1,050	849,776
International Transmission Co., 4.63%, 08/15/43	180	151,712
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Interstate Power and Light Co.
3.10%, 11/30/51	$203	$124,578
3.50%, 09/30/49(a)	496	339,591
3.70%, 09/15/46	308	222,853
4.70%, 10/15/43	158	132,069
5.45%, 09/30/54	325	292,433
5.60%, 10/01/55	240	221,366
6.25%, 07/15/39	200	205,308
ITC Holdings Corp., 5.30%, 07/01/43(a)	253	230,504
Jersey Central Power & Light Co., 6.15%, 06/01/37	336	343,286
Johnsonville Aeroderivative Combustion Turbine Generation LLC, 5.08%, 10/01/54	265	240,456
Kentucky Utilities Co.
3.30%, 06/01/50(a)	356	232,430
4.38%, 10/01/45	809	656,951
5.13%, 11/01/40	682	633,961
5.85%, 08/15/55	695	667,195
Series 1, 4.65%, 11/15/43	217	182,381
LLPL Capital Pte. Ltd., 6.88%, 02/04/39(b)	129	129,737
Louisville Gas and Electric Co.
4.25%, 04/01/49	402	312,298
4.38%, 10/01/45(a)	440	357,103
4.65%, 11/15/43(a)	177	152,386
5.13%, 11/15/40	380	349,243
5.85%, 08/15/55	820	787,056
Majapahit Holding BV, 7.88%, 06/29/37(b)	55	61,650
Massachusetts Electric Co.
4.00%, 08/15/46(b)	385	287,066
5.87%, 02/26/54(b)	415	388,048
5.90%, 11/15/39(a)(b)	657	652,119
6.24%, 07/20/56(b)	810	794,556
MidAmerican Energy Co.
2.70%, 08/01/52(a)	365	211,208
3.15%, 04/15/50	713	456,239
3.65%, 08/01/48	930	665,210
3.95%, 08/01/47	902	679,515
4.25%, 05/01/46	706	561,399
4.25%, 07/15/49	999	777,120
4.40%, 10/15/44	400	329,877
4.80%, 09/15/43	266	232,677
5.30%, 02/01/55	840	751,873
5.50%, 11/15/56(a)	460	423,527
5.80%, 10/15/36(a)	250	257,898
5.85%, 09/15/54	1,263	1,219,078
Minejesa Capital BV, 5.63%, 08/10/37(b)	478	449,922
Mississippi Power Co.
Series 12-A, 4.25%, 03/15/42	349	286,480
Series B, 3.10%, 07/30/51	365	225,623
Monongahela Power Co., 5.40%, 12/15/43(b)	541	499,671
Narragansett Electric Co. (The)
4.17%, 12/10/42(b)	87	69,896
5.64%, 03/15/40(b)	213	207,274
6.00%, 05/15/56(b)	390	378,604
National Rural Utilities Cooperative Finance Corp.
4.30%, 03/15/49	404	320,668
4.40%, 11/01/48(a)	503	403,668
Nevada Power Co.
5.38%, 09/15/40	205	192,656
5.45%, 05/15/41	355	337,880
5.90%, 05/01/53	397	381,270
Security	Par (000)	Value
Electric (continued)
6.00%, 03/15/54	$463	$449,940
Series EE, 3.13%, 08/01/50(a)	319	202,533
Series R, 6.75%, 07/01/37(a)	550	592,538
New England Power Co.
2.81%, 10/06/50(b)	689	400,095
3.80%, 12/05/47(b)	517	369,786
5.85%, 09/08/55(a)(b)	190	180,924
5.94%, 11/25/52(b)	220	211,641
New York State Electric & Gas Corp., 3.30%, 09/15/49(a)(b)	236	157,205
NextEra Energy Capital Holdings, Inc.
3.00%, 01/15/52	782	460,794
5.11%, 09/29/57(b)	190	157,773
5.25%, 02/28/53	1,151	990,194
5.55%, 03/15/54	1,037	928,105
5.85%, 03/01/56	1,070	997,944
5.90%, 03/15/55	1,210	1,136,327
Series CC, 6.63%, 10/01/66, (5-year CMT + 1.69%)(d)	1,215	1,184,840
Niagara Mohawk Power Corp.
3.03%, 06/27/50(b)	632	379,736
4.12%, 11/28/42(b)	235	185,712
5.66%, 01/17/54(b)	660	599,520
5.78%, 09/16/52(b)	335	312,181
6.00%, 07/03/55(a)(b)	1,085	1,034,585
Northern States Power Co.
2.60%, 06/01/51	371	214,963
2.90%, 03/01/50(a)	651	407,693
3.20%, 04/01/52	851	559,379
3.40%, 08/15/42	382	286,418
3.60%, 09/15/47	422	303,144
4.50%, 06/01/52	495	395,508
4.85%, 08/15/40	130	117,888
5.10%, 05/15/53	1,353	1,175,965
5.35%, 11/01/39(a)	228	221,781
5.40%, 03/15/54(a)	976	892,849
5.55%, 05/15/56(a)	890	824,027
5.65%, 06/15/54	570	537,148
5.65%, 05/15/55	757	712,165
6.20%, 07/01/37	613	646,078
NorthWestern Corp., 4.18%, 11/15/44	263	210,955
NSTAR Electric Co.
3.10%, 06/01/51(a)	363	229,573
4.40%, 03/01/44	228	190,066
4.55%, 06/01/52	565	454,437
4.95%, 09/15/52	472	402,012
5.50%, 03/15/40(a)	297	288,549
Oglethorpe Power Corp.
3.75%, 08/01/50	470	323,917
4.20%, 12/01/42	184	142,769
4.25%, 04/01/46(a)	215	165,662
4.50%, 04/01/47	595	473,627
5.05%, 10/01/48	390	335,375
5.25%, 09/01/50	415	364,331
5.38%, 11/01/40(a)	349	332,120
5.80%, 06/01/54	135	125,912
5.90%, 02/01/55	180	170,102
5.95%, 11/01/39(a)	343	344,261
6.20%, 12/01/53	415	410,705
Ohio Edison Co., 8.25%, 10/15/38(a)	210	256,508

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Ohio Power Co.
4.00%, 06/01/49	$421	$307,204
4.15%, 04/01/48	570	429,716
Series R, 2.90%, 10/01/51(a)	430	250,878
Oklahoma Gas and Electric Co.
3.85%, 08/15/47	370	273,636
3.90%, 05/01/43	180	139,088
4.00%, 12/15/44	200	150,852
4.15%, 04/01/47(a)	521	402,800
4.55%, 03/15/44	421	344,793
5.25%, 05/15/41	170	158,853
5.60%, 04/01/53(a)	537	500,634
5.80%, 04/01/55(a)	379	363,092
5.85%, 06/01/40	237	235,701
5.90%, 04/01/56(a)	315	305,120
Oncor Electric Delivery Co. LLC
2.70%, 11/15/51	467	263,359
3.10%, 09/15/49	658	413,155
3.70%, 05/15/50	456	319,475
3.75%, 04/01/45	459	342,307
3.80%, 09/30/47	458	335,883
3.80%, 06/01/49	1,058	755,588
4.10%, 11/15/48	829	626,502
4.55%, 12/01/41	406	349,404
4.60%, 06/01/52	391	312,422
4.95%, 09/15/52	980	830,297
5.25%, 09/30/40	366	344,376
5.30%, 06/01/42	267	249,260
5.35%, 10/01/52	210	189,020
5.55%, 06/15/54	1,009	930,542
5.80%, 04/01/55	516	491,643
5.90%, 03/15/56(a)(b)	920	888,377
7.50%, 09/01/38	992	1,151,282
Pacific Gas and Electric Co.
3.30%, 08/01/40	1,146	826,058
3.50%, 08/01/50	2,273	1,446,184
3.75%, 08/15/42	393	285,492
3.95%, 12/01/47	859	597,577
4.00%, 12/01/46	576	414,133
4.20%, 06/01/41	328	258,000
4.25%, 03/15/46	547	405,919
4.30%, 03/15/45	465	351,356
4.45%, 04/15/42	501	399,458
4.50%, 07/01/40	1,831	1,519,485
4.50%, 12/15/41	199	158,930
4.60%, 06/15/43	300	240,129
4.75%, 02/15/44	649	527,134
4.95%, 07/01/50	3,515	2,805,241
5.25%, 03/01/52	827	678,273
5.90%, 10/01/54	1,047	942,838
6.00%, 05/01/56	867	790,534
6.10%, 10/15/55	1,240	1,139,515
6.15%, 03/01/55	834	774,401
6.30%, 08/15/56	1,215	1,154,417
6.70%, 04/01/53	690	686,843
6.75%, 01/15/53(a)	1,730	1,729,086
PacifiCorp
2.90%, 06/15/52	1,066	604,471
3.30%, 03/15/51	933	575,476
4.10%, 02/01/42	235	182,961
4.13%, 01/15/49	675	491,011
Security	Par (000)	Value
Electric (continued)
4.15%, 02/15/50	$831	$602,946
5.35%, 12/01/53(a)	1,137	972,487
5.50%, 05/15/54	1,315	1,149,757
5.75%, 04/01/37	610	597,235
5.80%, 01/15/55(a)	1,448	1,315,090
6.00%, 01/15/39(a)	679	672,974
6.25%, 10/15/37	443	450,375
6.35%, 07/15/38	330	336,216
PECO Energy Co.
2.80%, 06/15/50	782	463,896
2.85%, 09/15/51	475	279,403
3.00%, 09/15/49	660	412,458
3.05%, 03/15/51	718	443,773
3.70%, 09/15/47	423	305,590
3.90%, 03/01/48	899	667,633
4.15%, 10/01/44	214	170,559
4.38%, 08/15/52	642	497,162
4.60%, 05/15/52	650	522,577
4.80%, 10/15/43(a)	220	194,659
5.25%, 09/15/54	805	717,273
5.65%, 09/15/55	660	619,966
5.95%, 10/01/36	251	259,021
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.00%, 06/30/50(a)(b)	965	641,876
4.38%, 02/05/50(b)	495	353,903
4.88%, 07/17/49(a)(b)	893	691,599
5.25%, 10/24/42(b)	995	853,323
5.25%, 05/15/47(b)	565	469,210
6.15%, 05/21/48(b)	1,045	966,506
6.25%, 01/25/49(b)	660	620,508
Potomac Electric Power Co.
4.15%, 03/15/43(a)	461	373,099
5.50%, 03/15/54	535	491,855
6.50%, 11/15/37	480	513,637
7.90%, 12/15/38	235	280,804
PPL Electric Utilities Corp.
3.00%, 10/01/49	380	238,766
3.95%, 06/01/47	500	377,552
4.13%, 06/15/44	302	241,240
4.15%, 10/01/45(a)	439	346,930
4.15%, 06/15/48	430	332,436
4.75%, 07/15/43	255	226,235
5.20%, 07/15/41	255	238,614
5.25%, 05/15/53	303	269,865
5.55%, 08/15/55	663	617,188
5.75%, 05/15/56	740	707,033
6.25%, 05/15/39	250	261,854
Progress Energy, Inc., 6.00%, 12/01/39	497	500,926
Public Service Co. of Colorado
3.55%, 06/15/46	277	191,437
3.60%, 09/15/42	413	313,036
3.80%, 06/15/47	751	549,544
3.95%, 03/15/43(a)	199	152,789
4.05%, 09/15/49	488	364,665
4.10%, 06/15/48	407	311,108
4.30%, 03/15/44	220	180,557
4.50%, 06/01/52	1,228	969,958
4.75%, 08/15/41	515	457,561
5.25%, 04/01/53	797	699,834
5.75%, 05/15/54	1,105	1,042,229
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
5.85%, 05/15/55	$1,400	$1,339,352
6.20%, 08/15/56	430	429,249
6.50%, 08/01/38	245	260,486
Series 17, 6.25%, 09/01/37	270	281,091
Series 34, 3.20%, 03/01/50(a)	667	426,740
Series 36, 2.70%, 01/15/51	275	157,510
Public Service Co. of New Hampshire
3.60%, 07/01/49	476	333,339
5.15%, 01/15/53	152	134,429
Public Service Co. of Oklahoma
Series G, 6.63%, 11/15/37	189	197,131
Series K, 3.15%, 08/15/51	187	117,217
Series P, 6.30%, 08/15/56	615	611,132
Public Service Electric and Gas Co.
2.05%, 08/01/50(a)	293	148,528
2.70%, 05/01/50	509	298,052
3.00%, 03/01/51	927	575,822
3.15%, 01/01/50(a)	528	339,149
3.20%, 08/01/49	550	358,175
3.60%, 12/01/47	362	258,395
3.65%, 09/01/42	295	227,784
3.80%, 01/01/43	330	259,421
3.80%, 03/01/46	476	356,730
3.85%, 05/01/49	438	321,021
3.95%, 05/01/42	741	597,818
4.05%, 05/01/48	325	247,995
4.15%, 11/01/45	254	197,760
5.13%, 03/15/53	475	418,650
5.30%, 08/01/54	515	463,920
5.38%, 11/01/39	265	254,991
5.45%, 08/01/53	313	288,098
5.45%, 03/01/54(a)	460	423,822
5.50%, 03/01/40(a)	350	341,792
5.70%, 12/01/36(a)	149	150,696
5.80%, 05/01/37	352	361,571
Series I, 4.00%, 06/01/44(a)	415	319,055
Series K, 4.05%, 05/01/45	159	122,915
Series Q, 5.50%, 03/01/55	365	337,152
Series R, 5.63%, 01/01/56(a)	705	663,894
Series R, 6.05%, 08/01/56	405	404,876
Puget Sound Energy, Inc.
2.89%, 09/15/51	465	277,789
3.25%, 09/15/49	482	313,798
4.22%, 06/15/48	1,289	1,000,909
4.30%, 05/20/45	206	164,920
4.43%, 11/15/41	341	287,411
5.45%, 06/01/53	291	265,633
5.60%, 09/15/55	400	368,379
5.64%, 04/15/41	250	241,978
5.69%, 06/15/54	765	719,303
5.76%, 10/01/39	385	384,072
5.76%, 07/15/40	210	202,393
5.80%, 03/15/40	259	256,174
6.27%, 03/15/37(a)	270	284,510
Ruwais Power Co. PJSC, 6.00%, 08/31/36(b)	755	759,892
RWE Finance U.S. LLC
5.88%, 09/18/55(b)	1,148	1,060,327
6.25%, 04/16/54(b)	880	854,581
San Diego Gas & Electric Co.
3.70%, 03/15/52	353	243,559
3.95%, 11/15/41	371	297,109
Security	Par (000)	Value
Electric (continued)
4.15%, 05/15/48	$315	$239,622
4.30%, 04/01/42	422	348,886
4.50%, 08/15/40	382	331,057
5.35%, 05/15/40	210	199,836
5.35%, 04/01/53	859	757,841
5.55%, 04/15/54	453	413,728
6.00%, 06/01/39(a)	783	794,438
Series EEEE, 5.95%, 03/15/56(a)	490	472,951
Series FFF, 6.13%, 09/15/37	338	347,608
Series RRR, 3.75%, 06/01/47(a)	296	215,676
Series TTT, 4.10%, 06/15/49	466	348,845
Series UUU, 3.32%, 04/15/50	536	345,417
Series WWW, 2.95%, 08/15/51(a)	762	461,835
Saudi Electricity Global Sukuk Co. 2, 5.06%, 04/08/43(a)(b)	1,005	929,295
Saudi Electricity Global Sukuk Co. 3, 5.50%, 04/08/44(b)	1,142	1,099,406
Sempra
3.80%, 02/01/38	1,178	968,513
4.00%, 02/01/48(a)	838	606,592
6.00%, 10/15/39	917	910,453
Sierra Pacific Power Co.
5.90%, 03/15/54	387	371,785
Series P, 6.75%, 07/01/37	380	406,360
Sociedad Transmisora Metropolitana SpA, 6.39%, 12/15/55(b)	309	307,878
Southern California Edison Co.
3.45%, 02/01/52	510	319,528
3.65%, 02/01/50	1,212	795,846
3.90%, 12/01/41	820	613,783
4.00%, 04/01/47(a)	2,024	1,437,486
4.05%, 03/15/42	320	243,676
4.50%, 09/01/40	377	310,403
4.65%, 10/01/43	706	575,294
5.50%, 03/15/40	461	422,960
5.70%, 03/01/53	456	402,644
5.75%, 04/15/54	390	344,762
5.88%, 12/01/53	866	778,317
5.90%, 03/01/55	1,150	1,033,463
6.05%, 03/15/39(a)	446	440,417
6.20%, 09/15/55	555	523,609
Series 06-E, 5.55%, 01/15/37	753	722,215
Series 08-A, 5.95%, 02/01/38	1,272	1,251,869
Series 13-A, 3.90%, 03/15/43	297	220,661
Series 20A, 2.95%, 02/01/51	760	432,702
Series B, 4.88%, 03/01/49	606	482,121
Series C, 3.60%, 02/01/45	508	350,351
Series C, 4.13%, 03/01/48	1,203	862,469
Series E, 5.45%, 06/01/52	595	506,915
Series H, 3.65%, 06/01/51(a)	843	553,200
Southern Co. (The), 4.40%, 07/01/46	1,882	1,517,334
Southern Power Co.
5.15%, 09/15/41	460	420,650
5.25%, 07/15/43(a)	326	294,616
Series F, 4.95%, 12/15/46(a)	303	258,786
Southwestern Electric Power Co.
3.25%, 11/01/51(a)	685	431,212
5.90%, 04/01/56	473	444,213
6.20%, 03/15/40(a)	419	427,391
Series J, 3.90%, 04/01/45(a)	333	246,965
Series L, 3.85%, 02/01/48	540	383,662

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Southwestern Public Service Co.
3.40%, 08/15/46	$292	$204,234
3.70%, 08/15/47	464	334,627
3.75%, 06/15/49(a)	328	232,402
4.50%, 08/15/41(a)	283	245,334
5.88%, 08/15/56	565	538,838
6.00%, 10/01/36(a)	201	201,249
6.00%, 06/01/54	716	698,867
Series 6, 4.40%, 11/15/48	722	575,872
Series 8, 3.15%, 05/01/50	608	388,536
Star Energy Geothermal Darajat II/Star Energy Geothermal Salak, 4.85%, 10/14/38(b)	270	250,889
State Grid Overseas Investment 2013 Ltd., 4.38%, 05/22/43(a)(b)	475	426,127
State Grid Overseas Investment 2014 Ltd., 4.85%, 05/07/44(a)(b)	720	681,853
State Grid Overseas Investment BVI Ltd., 4.00%, 05/04/47(a)(b)	425	355,468
Tampa Electric Co.
3.45%, 03/15/51(a)	555	373,081
3.63%, 06/15/50(a)	418	290,294
4.10%, 06/15/42	227	185,021
4.20%, 05/15/45	70	54,746
4.30%, 06/15/48(a)	330	259,596
4.35%, 05/15/44	239	195,525
4.45%, 06/15/49	620	494,825
5.00%, 07/15/52	260	223,482
6.15%, 05/15/37(a)	185	192,229
Tierra Mojada Luxembourg II SARL, 5.75%, 12/01/40(b)	266	251,745
Toledo Edison Co. (The), 6.15%, 05/15/37	110	115,889
Tri-State Generation & Transmission Association, Inc.
4.70%, 11/01/44	196	158,879
6.00%, 06/15/40(b)	512	496,645
Tucson Electric Power Co.
3.25%, 05/01/51(a)	322	208,176
4.00%, 06/15/50	476	352,211
4.85%, 12/01/48(a)	335	282,651
5.50%, 04/15/53(a)	325	298,435
5.90%, 04/15/55(a)	185	178,986
Union Electric Co.
2.63%, 03/15/51	612	350,396
3.25%, 10/01/49	255	166,387
3.65%, 04/15/45	301	221,633
3.90%, 09/15/42	354	279,955
3.90%, 04/01/52	495	358,398
4.00%, 04/01/48	301	227,079
5.13%, 03/15/55	595	518,928
5.25%, 01/15/54	305	269,853
5.30%, 08/01/37(a)	212	208,570
5.45%, 03/15/53(a)	589	539,784
5.55%, 03/15/56	515	475,375
5.75%, 09/15/56(a)	665	631,729
8.45%, 03/15/39	433	537,298
Virginia Electric and Power Co.
2.45%, 12/15/50	959	515,990
2.95%, 11/15/51	1,023	606,807
3.30%, 12/01/49	642	416,958
4.00%, 01/15/43(a)	384	303,642
4.45%, 02/15/44	609	504,845
Security	Par (000)	Value
Electric (continued)
4.60%, 12/01/48	$722	$587,573
5.35%, 01/15/54	575	509,732
5.45%, 04/01/53	957	862,048
5.55%, 08/15/54	765	697,801
5.65%, 03/15/55	690	639,765
5.70%, 08/15/53(a)	925	862,989
5.70%, 03/15/56	1,255	1,170,843
6.30%, 08/15/56	500	505,019
6.35%, 11/30/37	922	964,396
8.88%, 11/15/38	644	813,764
Series A, 6.00%, 05/15/37	553	565,065
Series B, 3.80%, 09/15/47	578	420,204
Series B, 4.20%, 05/15/45	257	202,046
Series C, 4.00%, 11/15/46	386	291,883
Series C, 4.63%, 05/15/52	968	771,896
Series D, 4.65%, 08/15/43	473	403,298
Series D, 5.60%, 09/15/55(a)	1,010	929,700
Wisconsin Electric Power Co.
3.65%, 12/15/42	195	144,924
4.25%, 06/01/44	276	220,231
4.30%, 12/15/45	181	141,132
4.30%, 10/15/48	638	504,103
5.05%, 10/01/54(a)	290	253,653
5.65%, 03/15/56(a)	230	218,791
5.70%, 12/01/36(a)	205	209,832
Wisconsin Power and Light Co.
3.65%, 04/01/50	418	287,044
4.10%, 10/15/44	185	141,803
5.70%, 12/15/55	235	219,507
6.38%, 08/15/37	235	246,874
7.60%, 10/01/38	575	658,139
Wisconsin Public Service Corp.
2.85%, 12/01/51	295	175,103
3.30%, 09/01/49	327	217,013
3.67%, 12/01/42	213	164,691
4.75%, 11/01/44	355	307,527
6.05%, 08/15/56	365	362,498
Xcel Energy, Inc.
3.50%, 12/01/49	587	395,841
4.80%, 09/15/41	193	164,978
		391,445,540
Electrical Components & Equipment — 0.0%
ABB Finance USA, Inc., 4.38%, 05/08/42	561	479,106
Electronics — 0.2%
Amphenol Corp.
5.30%, 11/15/55(a)	1,583	1,433,654
5.38%, 11/15/54(a)	615	567,427
Emerson Electric Co.
2.75%, 10/15/50	731	439,825
2.80%, 12/21/51	1,160	689,558
5.25%, 11/15/39(a)	442	433,545
6.13%, 04/15/39	185	193,408
Fortive Corp., 4.30%, 06/15/46	494	390,232
Honeywell International, Inc.
2.80%, 06/01/50	849	517,492
3.81%, 11/21/47	475	352,763
5.25%, 03/01/54	495	452,640
Tyco Electronics Group SA, 7.13%, 10/01/37	465	523,679
		5,994,223
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Energy - Alternate Sources — 0.0%
Sweihan PV Power Co. PJSC, 3.63%, 01/31/49(b)	$524	$418,586
Engineering & Construction — 0.2%
Aeropuerto Internacional de Tocumen SA
4.00%, 08/11/41(a)(b)	525	441,367
5.13%, 08/11/61(b)	1,277	1,032,237
Cellnex Finance Co. SA, 3.88%, 07/07/41(b)	500	387,455
LBJ Infrastructure Group LLC, 3.80%, 12/31/57(a)(b)	332	227,768
Mexico City Airport Trust
5.50%, 10/31/46(a)(b)	703	602,701
5.50%, 07/31/47(b)	1,911	1,625,172
WSP Global, Inc., 5.71%, 09/18/36(b)	885	853,282
		5,169,982
Environmental Control — 0.2%
Republic Services, Inc.
3.05%, 03/01/50	419	268,140
5.70%, 05/15/41(a)	378	379,048
6.20%, 03/01/40(a)	447	469,683
Waste Connections, Inc.
2.95%, 01/15/52(a)	916	562,223
3.05%, 04/01/50	807	513,357
Waste Management, Inc.
2.50%, 11/15/50	519	295,539
2.95%, 06/01/41	909	662,656
4.10%, 03/01/45(a)	300	243,229
4.15%, 07/15/49(a)	880	687,232
5.35%, 10/15/54(a)	1,150	1,061,515
		5,142,622
Food — 2.3%
Bimbo Bakeries USA, Inc., 4.00%, 05/17/51(b)	518	373,015
Campbell's Company (The)
3.13%, 04/24/50	450	263,229
4.80%, 03/15/48(a)	750	588,968
5.25%, 10/13/54	410	332,072
Cencosud SA, 6.63%, 02/12/45(b)	200	208,546
Conagra Brands, Inc.
5.30%, 11/01/38(a)	1,378	1,268,714
5.40%, 11/01/48(a)	1,170	995,832
Flowers Foods, Inc., 6.20%, 03/15/55	295	235,683
General Mills, Inc.
3.00%, 02/01/51(a)	831	512,289
4.15%, 02/15/43	360	286,539
4.55%, 04/17/38	278	248,332
4.70%, 04/17/48(a)	317	261,610
5.40%, 06/15/40	377	359,429
Gruma SAB de CV, 5.76%, 12/09/54(b)	305	281,854
Grupo Bimbo SAB de CV
4.00%, 09/06/49(b)	705	514,247
4.70%, 11/10/47(b)	769	636,224
4.88%, 06/27/44(b)	440	382,943
Hershey Co. (The)
2.65%, 06/01/50	423	248,740
3.13%, 11/15/49	379	246,345
3.38%, 08/15/46	264	186,352
Hormel Foods Corp., 3.05%, 06/03/51	476	296,544
Ingredion, Inc.
3.90%, 06/01/50(a)	245	175,465
6.63%, 04/15/37	333	352,379
J M Smucker Co. (The)
4.38%, 03/15/45	507	411,484
Security	Par (000)	Value
Food (continued)
6.50%, 11/15/43(a)	$995	$1,044,838
6.50%, 11/15/53(a)	850	895,557
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings
4.38%, 02/02/52	1,250	906,315
5.63%, 03/10/37(a)(b)	1,110	1,078,692
6.25%, 03/01/56	1,540	1,448,600
6.38%, 02/25/55	940	897,943
6.38%, 04/15/66	1,515	1,420,870
6.40%, 05/10/57(b)	1,105	1,059,750
6.50%, 12/01/52	1,865	1,807,688
7.25%, 11/15/53	998	1,055,212
Kellanova
4.50%, 04/01/46	665	551,282
5.75%, 05/16/54	298	282,569
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40	592	569,132
Kraft Heinz Foods Co.
4.38%, 06/01/46	586	456,000
4.63%, 10/01/39	1,180	1,021,697
4.88%, 10/01/49	1,789	1,457,113
5.00%, 06/04/42	1,935	1,693,642
5.20%, 07/15/45(a)	2,041	1,772,127
5.50%, 06/01/50	729	644,002
6.50%, 02/09/40	889	913,916
6.88%, 01/26/39	1,470	1,571,379
7.13%, 08/01/39(b)	948	1,025,888
Kroger Co. (The)
3.88%, 10/15/46	371	273,116
3.95%, 01/15/50(a)	943	681,418
4.45%, 02/01/47	953	757,790
4.65%, 01/15/48(a)	463	377,049
5.00%, 04/15/42(a)	218	196,275
5.15%, 08/01/43(a)	701	631,764
5.40%, 07/15/40(a)	398	377,886
5.40%, 01/15/49(a)	736	662,614
5.50%, 09/15/54(a)	2,030	1,821,500
5.65%, 09/15/64	2,089	1,869,017
6.90%, 04/15/38	485	531,699
Mars, Inc.
2.38%, 07/16/40(a)(b)	1,931	1,315,399
2.45%, 07/16/50(b)	312	172,315
3.88%, 04/01/39(b)	1,359	1,144,212
3.95%, 04/01/44(b)	412	321,862
3.95%, 04/01/49(a)(b)	1,198	901,721
4.13%, 04/01/54(b)	502	376,536
4.20%, 04/01/59(b)	646	479,214
5.65%, 05/01/45(b)	2,793	2,678,783
5.70%, 05/01/55(b)	4,559	4,308,002
5.80%, 05/01/65(b)	1,010	956,341
McCormick & Co., Inc., 4.20%, 08/15/47(a)	224	171,625
Mondelez International, Inc., 2.63%, 09/04/50	938	541,765
Nestle Capital Corp., 5.10%, 03/12/54(a)(b)	617	558,300
Nestle Holdings, Inc.
2.50%, 09/14/41(a)(b)	501	343,537
2.63%, 09/14/51(a)(b)	402	238,599
3.90%, 09/24/38(a)(b)	1,357	1,188,503
4.00%, 09/24/48(b)	2,052	1,594,166
4.70%, 01/15/53(b)	1,132	968,485
Sigma Foods SAB de CV, 6.88%, 03/25/44(b)	522	542,262
Sysco Corp.
3.15%, 12/14/51(a)	616	374,685

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Food (continued)
3.30%, 02/15/50	$390	$248,687
4.45%, 03/15/48	528	412,154
4.50%, 04/01/46	411	328,653
4.85%, 10/01/45	925	780,384
6.60%, 04/01/40	470	489,037
6.60%, 04/01/50(a)	1,430	1,453,615
Tesco PLC, 6.15%, 11/15/37(b)	304	303,940
Tyson Foods, Inc.
4.55%, 06/02/47	780	637,863
5.10%, 09/28/48(a)	1,380	1,200,952
5.15%, 08/15/44	432	388,220
		66,840,992
Forest Products & Paper — 0.2%
Celulosa Arauco y Constitucion SA
5.15%, 01/29/50(a)(b)	872	685,347
5.50%, 11/02/47	412	353,422
5.50%, 04/30/49(a)(b)	451	376,806
International Paper Co.
4.35%, 08/15/48(a)	616	472,370
4.40%, 08/15/47	719	564,226
4.80%, 06/15/44(a)	625	527,340
5.15%, 05/15/46	485	421,868
6.00%, 11/15/41	618	613,858
7.30%, 11/15/39	419	462,870
Suzano Austria GmbH, 7.00%, 03/16/47(a)(b)	1,232	1,290,261
		5,768,368
Gas — 1.0%
APA Infrastructure Ltd., 5.75%, 09/16/44(a)(b)	280	268,508
Atmos Energy Corp.
2.85%, 02/15/52	656	388,453
3.38%, 09/15/49	630	425,394
4.13%, 10/15/44	611	492,460
4.13%, 03/15/49	666	512,219
4.15%, 01/15/43	644	529,518
4.30%, 10/01/48(a)	491	390,823
5.00%, 12/15/54(a)	506	434,773
5.45%, 01/15/56(a)	610	561,949
5.50%, 06/15/41	805	790,516
5.75%, 10/15/52	387	372,990
6.20%, 11/15/53	634	646,658
Boston Gas Co.
4.49%, 02/15/42(a)(b)	355	296,019
6.12%, 07/20/53(b)	360	344,461
Brooklyn Union Gas Co. (The)
4.27%, 03/15/48(b)	1,130	849,341
4.49%, 03/04/49(b)	367	282,582
4.50%, 03/10/46(b)	622	495,395
6.42%, 07/18/54(b)	735	723,821
CenterPoint Energy Resources Corp.
5.85%, 01/15/41(a)	466	463,447
6.63%, 11/01/37	315	332,173
Centrica PLC, 5.38%, 10/16/43(b)	399	353,871
East Ohio Gas Co. (The), 3.00%, 06/15/50(b)	863	523,229
KeySpan Gas East Corp.
3.59%, 01/18/52(a)(b)	629	403,660
5.82%, 04/01/41(b)	520	499,600
Mega Advance Investments Ltd., 6.38%, 05/12/41(b)	330	352,262
NiSource, Inc.
3.95%, 03/30/48(a)	827	605,576
Security	Par (000)	Value
Gas (continued)
4.38%, 05/15/47(a)	$1,227	$966,067
4.80%, 02/15/44	945	811,988
5.00%, 06/15/52	267	225,687
5.25%, 02/15/43	407	371,451
5.65%, 02/01/45	368	346,326
5.80%, 02/01/42	349	333,712
5.85%, 04/01/55	1,974	1,855,555
5.95%, 06/15/41(a)	537	530,969
ONE Gas, Inc.
4.50%, 11/01/48	637	519,607
4.66%, 02/01/44(a)	565	484,920
Piedmont Natural Gas Co., Inc.
3.35%, 06/01/50	583	379,990
3.64%, 11/01/46	435	307,193
4.65%, 08/01/43	234	196,920
5.05%, 05/15/52	492	425,470
Snam SpA, 6.50%, 05/28/55(b)	497	501,471
Southern California Gas Co.
3.75%, 09/15/42(a)	290	222,884
4.45%, 03/15/44	278	225,212
5.13%, 11/15/40	341	316,125
5.60%, 04/01/54	580	530,866
5.75%, 06/01/53	454	425,634
5.90%, 06/01/56	705	669,800
6.00%, 06/15/55	965	937,995
6.35%, 11/15/52(a)	497	504,420
Series UU, 4.13%, 06/01/48	414	314,040
Series VV, 4.30%, 01/15/49	389	302,614
Series WW, 3.95%, 02/15/50	750	543,078
Southern Co. Gas Capital Corp.
3.95%, 10/01/46	736	549,425
4.40%, 06/01/43	524	432,659
4.40%, 05/30/47	505	401,300
5.88%, 03/15/41	975	971,713
Series 21A, 3.15%, 09/30/51(a)	393	245,967
Southwest Gas Corp.
3.18%, 08/15/51	258	164,555
3.80%, 09/29/46	263	191,388
4.15%, 06/01/49	459	345,882
Spire Missouri, Inc., 3.30%, 06/01/51(a)	285	187,094
Spire, Inc., 4.70%, 08/15/44	211	175,203
Washington Gas Light Co.
3.65%, 09/15/49(a)	720	496,000
Series K, 3.80%, 09/15/46	371	273,640
		30,024,518
Hand & Machine Tools — 0.1%
Snap-on, Inc.
3.10%, 05/01/50	641	410,296
4.10%, 03/01/48(a)	473	365,274
Stanley Black & Decker, Inc.
2.75%, 11/15/50(a)	1,016	579,259
4.85%, 11/15/48	642	538,107
5.20%, 09/01/40	365	334,431
		2,227,367
Health Care - Products — 1.2%
Abbott Laboratories
4.75%, 11/30/36(a)	1,517	1,448,018
4.75%, 03/15/38	3,095	2,905,106
4.75%, 04/15/43(a)	581	516,768
4.90%, 11/30/46	3,403	3,022,578
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Products (continued)
5.30%, 05/27/40(a)	$888	$866,883
5.50%, 03/15/56	3,555	3,330,460
5.60%, 03/15/66	2,295	2,141,678
6.00%, 04/01/39	352	368,485
6.15%, 11/30/37	520	553,327
Alcon Finance Corp.
3.80%, 09/23/49(b)	511	364,227
5.75%, 12/06/52(a)(b)	600	568,318
Baxter International, Inc., 6.25%, 12/01/37(a)	393	391,585
Boston Scientific Corp.
4.55%, 03/01/39	557	502,607
4.70%, 03/01/49(a)	501	425,580
7.38%, 01/15/40(a)	356	408,903
Covidien International Finance SA, 6.55%, 10/15/37	170	184,244
Danaher Corp.
2.60%, 10/01/50	826	470,542
2.80%, 12/10/51	835	494,325
4.38%, 09/15/45	378	312,156
DH Europe Finance II SARL
3.25%, 11/15/39	1,248	973,118
3.40%, 11/15/49	902	611,589
GE HealthCare Technologies, Inc., 6.38%, 11/22/52(a)	1,016	1,037,039
Koninklijke Philips NV
5.00%, 03/15/42	475	422,327
6.88%, 03/11/38	832	902,654
Medtronic, Inc.
4.00%, 04/01/43	611	494,988
4.63%, 03/15/45(a)	1,545	1,338,350
Revvity, Inc., 3.63%, 03/15/51	316	214,058
Solventum Corp., 5.90%, 04/30/54	1,307	1,230,738
STERIS Irish FinCo UnLtd Co., 3.75%, 03/15/51(a)	687	468,068
Stryker Corp.
2.90%, 06/15/50	490	304,818
4.10%, 04/01/43(a)	597	483,368
4.38%, 05/15/44	333	275,824
4.63%, 03/15/46	1,024	865,377
Thermo Fisher Scientific, Inc.
2.80%, 10/15/41	1,410	991,437
4.10%, 08/15/47	658	518,730
4.89%, 10/07/37	740	706,341
5.30%, 02/01/44	353	331,130
5.40%, 08/10/43	674	641,519
5.55%, 02/12/46(a)	1,060	1,010,380
Zimmer Biomet Holdings, Inc.
4.45%, 08/15/45(a)	334	280,660
5.75%, 11/30/39	322	318,354
		33,696,657
Health Care - Services — 4.4%
AdventHealth Obligated Group, Series E, 2.80%, 11/15/51(a)	222	129,526
Adventist Health System/West, 3.63%, 03/01/49	185	124,439
Advocate Health & Hospitals Corp.
3.39%, 10/15/49	248	168,904
4.27%, 08/15/48	228	181,855
Series 2020, 3.01%, 06/15/50	145	90,515
Aetna, Inc.
3.88%, 08/15/47	630	455,024
4.50%, 05/15/42	414	347,460
4.75%, 03/15/44	462	385,455
Security	Par (000)	Value
Health Care - Services (continued)
6.75%, 12/15/37	$682	$726,194
AHS Hospital Corp.
5.02%, 07/01/45	332	299,657
Series 2021, 2.78%, 07/01/51	229	133,388
Allina Health System
2.90%, 11/15/51(a)	192	117,982
4.81%, 11/15/45	184	156,930
Series 2019, 3.89%, 04/15/49	196	144,830
Ascension Health
3.95%, 11/15/46(a)	994	768,622
4.85%, 11/15/53	295	252,697
Series B, 3.11%, 11/15/39	439	337,271
Banner Health
2.91%, 01/01/42	235	167,482
2.91%, 01/01/51	236	141,368
Series 2020, 3.18%, 01/01/50(a)	178	115,167
Baptist Health South Florida Obligated Group, Series 2021, 3.12%, 11/15/71	10	5,246
Baptist Health South Florida, Inc., Series 2017, 4.34%, 11/15/41	193	165,121
Baptist Healthcare System Obligated Group, Series 20B, 3.54%, 08/15/50	235	160,865
BayCare Health System, Inc., Series 2020, 3.83%, 11/15/50	311	228,363
Baylor Scott & White Holdings
3.97%, 11/15/46	310	242,357
4.19%, 11/15/45(a)	308	250,719
Series 2021, 2.84%, 11/15/50	775	469,945
Beth Israel Lahey Health, Inc., Series L, 3.08%, 07/01/51	195	120,872
Catholic Health Services of Long Island Obligated Group, Series 2020, 3.37%, 07/01/50(a)	192	125,136
Children's Health System of Texas, 2.51%, 08/15/50	242	135,821
Children's Hospital Corp. (The)
Series 2017, 4.12%, 01/01/47	267	215,361
Series 2020, 2.59%, 02/01/50(a)	201	116,944
Children's Hospital Medical Center/Cincinnati OH, 4.27%, 05/15/44	226	185,230
Children's Hospital of Philadelphia (The), Series 2020, 2.70%, 07/01/50(a)	280	165,772
Children's Hospital/DC, Series 2020, 2.93%, 07/15/50	79	49,749
Cigna Group (The)
3.20%, 03/15/40	1,338	1,008,951
3.40%, 03/15/50	1,717	1,131,538
3.40%, 03/15/51	2,213	1,449,775
3.88%, 10/15/47	1,087	795,495
4.80%, 08/15/38	2,347	2,160,218
4.80%, 07/15/46	1,455	1,228,857
4.90%, 12/15/48	2,664	2,250,013
5.38%, 02/15/42	356	331,122
5.60%, 02/15/54(a)	1,213	1,115,774
6.00%, 01/15/56(a)	1,085	1,056,013
6.13%, 11/15/41(a)	781	789,542
City of Hope
Series 2013, 5.62%, 11/15/43(a)	282	265,533
Series 2018, 4.38%, 08/15/48	180	137,416
Cleveland Clinic Foundation (The), 4.86%, 01/01/2114(a)	343	275,021

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
CommonSpirit Health
3.82%, 10/01/49	$518	$369,645
3.91%, 10/01/50	497	354,658
4.19%, 10/01/49	837	630,253
4.35%, 11/01/42	664	559,456
5.55%, 12/01/54	330	300,555
5.58%, 09/01/45	90	84,451
5.66%, 09/01/55	120	110,778
6.46%, 11/01/52	215	221,712
Community Health Network, Inc., Series 20-A, 3.10%, 05/01/50(a)	139	85,343
Corewell Health Obligated Group, Series 19A, 3.49%, 07/15/49	156	106,935
Cottage Health Obligated Group, Series 2020, 3.30%, 11/01/49	319	211,342
Dartmouth-Hitchcock Health, Series B, 4.18%, 08/01/48	184	137,725
Dignity Health
4.50%, 11/01/42(a)	231	194,586
5.27%, 11/01/64	160	136,557
Duke University Health System, Inc., Series 2017, 3.92%, 06/01/47	424	325,473
Elevance Health, Inc.
3.13%, 05/15/50	926	571,639
3.60%, 03/15/51	1,605	1,078,207
3.70%, 09/15/49	1,521	1,052,675
4.38%, 12/01/47	2,078	1,629,718
4.55%, 03/01/48	687	550,009
4.55%, 05/15/52	851	668,722
4.63%, 05/15/42	1,028	881,112
4.65%, 01/15/43	844	720,740
4.65%, 08/15/44	1,282	1,074,551
4.85%, 08/15/54	398	319,650
5.10%, 01/15/44	605	535,849
5.13%, 02/15/53	1,334	1,136,756
5.65%, 06/15/54	975	894,010
5.70%, 02/15/55	1,235	1,141,008
5.70%, 09/15/55	345	320,045
5.85%, 11/01/64(a)	880	815,544
6.10%, 10/15/52	679	660,888
6.38%, 06/15/37	865	908,042
Franciscan Missionaries of Our Lady Health System, Inc., Series B, 3.91%, 07/01/49(a)	155	111,601
Fred Hutchinson Cancer Center, 4.97%, 01/01/52	120	103,453
Hackensack Meridian Health, Inc.
4.21%, 07/01/48(a)	325	254,998
4.50%, 07/01/57(a)	305	236,895
Series 2020, 2.68%, 09/01/41	385	267,151
Series 2020, 2.88%, 09/01/50	344	210,322
Hartford HealthCare Corp., 3.45%, 07/01/54	80	54,419
HCA, Inc.
3.50%, 07/15/51(a)	1,798	1,155,277
4.38%, 03/15/42	538	445,158
4.63%, 03/15/52	2,990	2,316,628
5.13%, 06/15/39	914	846,605
5.25%, 06/15/49	2,204	1,893,692
5.50%, 06/15/47	1,482	1,328,397
5.70%, 11/15/55	980	885,348
5.90%, 06/01/53	1,285	1,192,599
5.95%, 09/15/54	1,555	1,450,464
6.00%, 04/01/54	1,800	1,697,681
Security	Par (000)	Value
Health Care - Services (continued)
6.10%, 04/01/64(a)	$766	$722,674
6.20%, 03/01/55(a)	1,560	1,508,802
Health Care Service Corp. A Mutual Legal Reserve Co.
3.20%, 06/01/50(b)	917	570,425
5.88%, 06/15/54(a)(b)	850	780,142
Hoag Memorial Hospital Presbyterian, 3.80%, 07/15/52(a)	277	198,864
Horsehoe Funding Trust II, 6.89%, 11/15/55(b)	545	547,862
Humana, Inc.
3.95%, 08/15/49	489	340,109
4.63%, 12/01/42	447	366,962
4.80%, 03/15/47	391	312,947
4.95%, 10/01/44	820	689,402
5.50%, 03/15/53	930	805,586
5.75%, 04/15/54	1,515	1,355,858
6.00%, 05/01/55	645	596,036
8.15%, 06/15/38	522	598,529
Indiana University Health, Inc. Obligated Group
3.97%, 11/01/48	279	212,715
Series 2021, 2.85%, 11/01/51(a)	185	110,673
Inova Health System Foundation, 4.07%, 05/15/52	280	212,043
Integris Baptist Medical Center, Inc., Series A, 3.88%, 08/15/50	240	170,431
Iowa Health System, Series 2020, 3.67%, 02/15/50(a)	189	136,122
Johns Hopkins Health System Corp. (The), 3.84%, 05/15/46	531	404,781
Kaiser Foundation Hospitals
4.15%, 05/01/47	1,198	947,977
4.88%, 04/01/42	449	403,731
Series 2019, 3.27%, 11/01/49	803	531,230
Series 2021, 2.81%, 06/01/41	1,147	816,217
Series 2021, 3.00%, 06/01/51	1,478	917,660
Laboratory Corp. of America Holdings, 4.70%, 02/01/45(a)	914	793,203
Mass General Brigham, Inc.
Series 2017, 3.77%, 07/01/48	142	106,149
Series 2020, 3.19%, 07/01/49	89	58,525
Series 2020, 3.34%, 07/01/60	399	246,936
Mayo Clinic
3.77%, 11/15/43(a)	200	162,119
Series 2013, 4.00%, 11/15/47	150	118,202
Series 2016, 4.13%, 11/15/52(a)	253	196,143
Series 2021, 3.20%, 11/15/61(a)	476	284,940
McLaren Health Care Corp., Series A, 4.39%, 05/15/48	246	193,614
MedStar Health, Inc., Series 20A, 3.63%, 08/15/49	80	55,440
Memorial Health Services, 3.45%, 11/01/49	199	133,253
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/52(a)	155	118,908
5.00%, 07/01/42	361	323,912
Series 2015, 4.20%, 07/01/55(a)	470	356,488
Series 2020, 2.96%, 01/01/50	50	31,451
Methodist Hospital (The), Series 20A, 2.71%, 12/01/50	331	192,226
Montefiore Obligated Group
4.29%, 09/01/50	135	90,136
Series 18-C, 5.25%, 11/01/48	162	127,954
Mount Nittany Medical Center Obligated Group, 3.80%, 11/15/52(a)	199	140,720
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
MyMichigan Health, Series 2020, 3.41%, 06/01/50	$195	$130,506
Nationwide Children's Hospital, Inc., 4.56%, 11/01/52	212	174,137
New York and Presbyterian Hospital (The)
2.26%, 08/01/40(a)	185	124,793
2.61%, 08/01/60(a)	155	80,632
4.02%, 08/01/45	310	245,984
4.06%, 08/01/56(a)	198	147,922
4.76%, 08/01/2116(a)	180	135,700
Series 2019, 3.95%, 08/01/2119	250	162,989
Northwell Healthcare, Inc.
3.81%, 11/01/49	427	299,196
3.98%, 11/01/46(a)	350	260,892
4.26%, 11/01/47	649	508,443
6.15%, 11/01/43	185	185,121
Northwestern Memorial Healthcare Obligated Group, Series 2021, 2.63%, 07/15/51(a)	224	131,948
Novant Health, Inc.
2.64%, 11/01/36(a)	310	238,620
3.17%, 11/01/51	527	332,010
3.32%, 11/01/61(a)	418	247,940
4.37%, 11/01/43	205	168,450
NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery, Series 2020, 2.67%, 10/01/50	54	31,040
NYU Langone Hospitals
5.75%, 07/01/43	80	78,835
Series 2020, 3.38%, 07/01/55(a)	430	274,825
Ochsner Clinic Foundation, 5.90%, 05/15/45(a)	190	179,613
OhioHealth Corp.
2.83%, 11/15/41	185	131,273
Series 2020, 3.04%, 11/15/50	192	127,129
Orlando Health Obligated Group
3.33%, 10/01/50	195	131,276
4.09%, 10/01/48	235	180,348
PeaceHealth Obligated Group
Series 2018, 4.79%, 11/15/48(a)	266	222,873
Series 2020, 3.22%, 11/15/50	295	191,618
Piedmont Healthcare, Inc.
2.86%, 01/01/52	216	125,680
Series 2042, 2.72%, 01/01/42	227	154,640
Presbyterian Healthcare Services, 4.88%, 08/01/52	192	161,363
Providence St. Joseph Health Obligated Group
Series 21A, 2.70%, 10/01/51	667	374,505
Series A, 3.93%, 10/01/48	334	251,843
Series I, 3.74%, 10/01/47	341	247,602
Queen's Health Systems (The), 4.81%, 07/01/52	195	164,633
Quest Diagnostics, Inc., 4.70%, 03/30/45	269	234,931
Rady Children's Hospital-San Diego, Series 21A, 3.15%, 08/15/51	180	113,071
Roche Holdings, Inc.
2.61%, 12/13/51(b)	2,150	1,239,595
4.00%, 11/28/44(a)(b)	518	419,376
5.22%, 03/08/54(a)(b)	1,690	1,549,230
7.00%, 03/01/39(b)	1,225	1,389,602
Seattle Children's Hospital, Series 2021, 2.72%, 10/01/50(a)	190	114,689
Sentara Health, 2.93%, 11/01/51	190	115,330
Sharp HealthCare, Series 20B, 2.68%, 08/01/50(a)	191	111,451
Security	Par (000)	Value
Health Care - Services (continued)
Southern Baptist Hospital of Florida, Inc., 4.86%, 07/15/45	$190	$165,983
Stanford Health Care
3.03%, 08/15/51	227	140,261
Series 2018, 3.80%, 11/15/48	349	259,427
Summa Health, 3.51%, 11/15/51	208	145,004
Sutter Health
5.55%, 08/15/53	10	9,395
Series 2018, 4.09%, 08/15/48	198	153,124
Series 20A, 3.16%, 08/15/40	145	109,208
Series 20A, 3.36%, 08/15/50(a)	390	260,564
Texas Health Resources
2.33%, 11/15/50	175	95,471
4.33%, 11/15/55	160	127,599
Toledo Hospital (The), 5.75%, 11/15/38(a)	170	168,805
Trinity Health Corp.
4.13%, 12/01/45(a)	318	254,284
Series 2019, 3.43%, 12/01/48(a)	223	160,247
Series 2021, 2.63%, 12/01/40	311	218,453
UMass Memorial Health Care Obligated Group, 5.36%, 07/01/52	110	97,458
UnitedHealth Group, Inc.
2.75%, 05/15/40	1,915	1,376,929
2.90%, 05/15/50	1,555	941,295
3.05%, 05/15/41	2,432	1,769,756
3.13%, 05/15/60	754	431,658
3.25%, 05/15/51	1,823	1,168,080
3.50%, 08/15/39	2,032	1,623,862
3.70%, 08/15/49	1,652	1,162,586
3.75%, 10/15/47	1,096	792,627
3.88%, 08/15/59	905	613,225
3.95%, 10/15/42	565	451,431
4.20%, 01/15/47	775	605,592
4.25%, 03/15/43	691	567,769
4.25%, 04/15/47	1,018	801,946
4.25%, 06/15/48	1,371	1,067,898
4.38%, 03/15/42	410	346,854
4.45%, 12/15/48	1,538	1,226,759
4.63%, 11/15/41	823	718,142
4.75%, 07/15/45	1,892	1,616,056
4.75%, 05/15/52	1,730	1,417,246
4.95%, 05/15/62	1,040	846,277
5.05%, 04/15/53	1,977	1,693,031
5.20%, 04/15/63	1,442	1,221,930
5.38%, 04/15/54	2,272	2,029,480
5.50%, 07/15/44(a)	2,245	2,119,132
5.50%, 04/15/64	1,555	1,380,253
5.63%, 07/15/54	3,040	2,821,892
5.70%, 10/15/40(a)	704	702,750
5.75%, 07/15/64	2,030	1,875,429
5.88%, 02/15/53	2,140	2,056,547
5.95%, 02/15/41(a)	680	687,648
5.95%, 06/15/55(a)	585	573,429
6.05%, 02/15/63	1,466	1,419,879
6.50%, 06/15/37	910	975,839
6.63%, 11/15/37	1,340	1,452,519
6.88%, 02/15/38	1,645	1,814,014
UPMC, 5.38%, 05/15/43	237	225,855
WakeMed, Series A, 3.29%, 10/01/52(a)	95	59,906
West Virginia United Health System Obligated Group, Series 2020, 3.13%, 06/01/50	190	115,870

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
Willis-Knighton Medical Center
Series 2018, 4.81%, 09/01/48	$174	$146,012
Series 2021, 3.07%, 03/01/51(a)	254	153,199
Yale-New Haven Health Services Corp., Series 2020, 2.50%, 07/01/50	120	67,046
		130,499,539
Holding Companies - Diversified — 0.0%
CK Hutchison International 19 II Ltd., 3.38%, 09/06/49(b)	981	679,694
Home Builders — 0.0%
Sekisui House U.S., Inc.
3.97%, 08/06/61(a)	192	121,175
6.00%, 01/15/43	411	370,236
		491,411
Home Furnishings — 0.0%
Leggett & Platt, Inc., 3.50%, 11/15/51(a)	525	310,452
Household Products & Wares — 0.2%
Church & Dwight Co., Inc.
3.95%, 08/01/47	431	328,322
5.00%, 06/15/52(a)	486	423,175
Kimberly-Clark Corp.
2.88%, 02/07/50(a)	390	244,832
3.20%, 07/30/46	397	272,913
3.70%, 06/01/43(a)	380	290,586
3.90%, 05/04/47	262	199,513
5.30%, 03/01/41	389	380,423
6.63%, 08/01/37(a)	895	991,366
SC Johnson & Son, Inc.
4.00%, 05/15/43(b)	295	230,287
4.35%, 09/30/44(b)	368	292,767
4.75%, 10/15/46(a)(b)	715	608,672
4.80%, 09/01/40(b)	588	528,644
		4,791,500
Insurance — 5.1%
200 Park Funding Trust, 5.74%, 02/15/55(a)(b)	1,239	1,162,385
Aflac, Inc.
4.00%, 10/15/46	711	547,051
4.75%, 01/15/49(a)	404	341,432
6.45%, 08/15/40	249	261,950
AIA Group Ltd.
3.20%, 09/16/40(b)	1,540	1,135,004
4.50%, 03/16/46(a)(b)	1,192	1,015,144
4.88%, 03/11/44(b)	431	389,791
5.40%, 09/30/54(a)(b)	1,175	1,058,283
Alleghany Corp.
3.25%, 08/15/51	355	223,238
4.90%, 09/15/44	491	426,125
Allstate Corp. (The)
3.85%, 08/10/49	406	292,999
4.20%, 12/15/46(a)	881	686,081
4.50%, 06/15/43	515	431,218
6.50%, 05/15/67, (3-mo. SOFR US + 2.38%)(d)	834	838,810
American Financial Group, Inc., 4.50%, 06/15/47	631	498,215
American International Group, Inc.
4.38%, 06/30/50	1,483	1,173,065
4.50%, 07/16/44	997	835,647
4.75%, 04/01/48	755	635,968
4.80%, 07/10/45	320	275,564
AmFam Holdings, Inc., 3.83%, 03/11/51(b)	312	216,001
Security	Par (000)	Value
Insurance (continued)
Aon Corp., 6.25%, 09/30/40	$762	$796,214
Aon Corp./Aon Global Holdings PLC
2.90%, 08/23/51(a)	518	298,732
3.90%, 02/28/52	909	633,411
Aon Global Ltd.
4.25%, 12/12/42(a)	286	233,737
4.45%, 05/24/43	265	216,407
4.60%, 06/14/44	540	450,040
4.75%, 05/15/45	578	484,285
Aon North America, Inc., 5.75%, 03/01/54	1,970	1,816,555
Arch Capital Group Ltd.
3.64%, 06/30/50	1,581	1,096,068
5.95%, 06/15/56	1,484	1,439,318
Arch Capital Group U.S., Inc., 5.14%, 11/01/43	15	13,593
Arthur J Gallagher & Co.
3.05%, 03/09/52	260	154,451
3.50%, 05/20/51	2,605	1,714,428
5.55%, 02/15/55(a)	1,535	1,386,303
5.75%, 03/02/53(a)	453	419,861
5.75%, 07/15/54(a)	875	812,404
6.75%, 02/15/54	472	497,134
Assured Guaranty Municipal Holdings, Inc., 6.40%, 12/15/66, (3-mo. CME Term SOFR US + 2.48%)(b)(d)	190	181,124
Assured Guaranty U.S. Holdings, Inc., 3.60%, 09/15/51	285	189,690
Athene Holding Ltd.
3.45%, 05/15/52	1,778	1,051,051
3.95%, 05/25/51	976	644,557
6.25%, 04/01/54(a)	763	683,170
6.63%, 05/19/55(a)	760	714,658
Augustar Life Insurance Co., 6.88%, 06/15/42(a)(b)	196	182,121
Axis Specialty Finance PLC, 5.15%, 04/01/45	164	139,795
Beacon Funding Trust, 6.27%, 08/15/54(b)	969	950,973
Belrose Funding Trust II, 6.79%, 05/15/55(b)	900	889,416
Berkshire Hathaway Finance Corp.
2.50%, 01/15/51(a)	1,356	756,403
2.85%, 10/15/50	1,620	973,906
3.85%, 03/15/52(a)	2,695	1,937,078
4.20%, 08/15/48	2,217	1,729,256
4.25%, 01/15/49	1,669	1,302,672
4.30%, 05/15/43	666	563,884
4.40%, 05/15/42(a)	1,203	1,035,066
5.75%, 01/15/40	1,159	1,194,573
Berkshire Hathaway, Inc., 4.50%, 02/11/43(a)	749	649,677
Brighthouse Financial, Inc.
3.85%, 12/22/51	273	145,473
4.70%, 06/22/47(a)	921	600,267
Brown & Brown, Inc.
4.95%, 03/17/52	593	477,283
6.25%, 06/23/55(a)	1,040	999,256
Chubb INA Holdings LLC
2.85%, 12/15/51	473	286,095
3.05%, 12/15/61	1,106	631,989
4.15%, 03/13/43	934	765,667
4.35%, 11/03/45	1,785	1,469,889
6.00%, 05/11/37	1,175	1,216,562
Series 1, 6.50%, 05/15/38	738	799,583
Corebridge Financial, Inc.
4.35%, 04/05/42	565	465,198
4.40%, 04/05/52	1,145	875,910
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
Empower Finance 2020 LP, 3.08%, 09/17/51(a)(b)	$522	$323,202
Equitable Holdings, Inc., 5.00%, 04/20/48	1,690	1,414,536
Everest Reinsurance Holdings, Inc.
3.13%, 10/15/52	713	421,820
3.50%, 10/15/50	1,273	831,715
4.87%, 06/01/44	325	276,875
Fairfax Financial Holdings Ltd.
6.10%, 03/15/55	510	482,154
6.20%, 06/08/56(b)	350	333,658
6.35%, 03/22/54(a)	895	874,719
6.50%, 05/20/55	25	24,942
Farmers Insurance Exchange, 4.75%, 11/01/57(a)(b)(d)	232	198,568
Fidelity National Financial, Inc., 3.20%, 09/17/51(a)	270	159,920
Five Corners Funding Trust IV, 6.00%, 02/15/53(a)(b)	531	516,257
Global Atlantic Fin Co., 6.75%, 03/15/54(a)(b)	649	602,339
Grand River Funding Trust II, 7.28%, 02/15/56(b)	310	305,736
Great-West Lifeco Finance 2018 LP, 4.58%, 05/17/48(a)(b)	518	424,025
Great-West Lifeco Finance Delaware LP, 4.15%, 06/03/47(b)	856	655,467
Guardian Life Insurance Co. of America (The)
3.70%, 01/22/70(b)	265	165,208
4.85%, 01/24/77(b)	512	403,814
4.88%, 06/19/64(b)	501	402,168
Hartford Insurance Group, Inc. (The)
2.90%, 09/15/51	440	263,077
3.60%, 08/19/49	706	490,204
4.30%, 04/15/43	361	296,455
4.40%, 03/15/48	420	337,187
5.95%, 10/15/36	170	174,533
6.10%, 10/01/41	643	651,779
6.63%, 03/30/40	522	553,721
Henneman Trust, 6.58%, 05/15/55(b)	507	504,194
High Street Funding Trust III, 5.81%, 02/15/55(a)(b)	420	391,182
Jackson Financial, Inc.
4.00%, 11/23/51	577	378,434
6.15%, 01/15/37	585	572,094
Liberty Mutual Group, Inc.
3.95%, 10/15/50(b)	2,916	2,082,481
3.95%, 05/15/60(b)	513	343,670
4.85%, 08/01/44(a)(b)	325	274,483
5.50%, 06/15/52(b)	1,193	1,073,238
6.50%, 05/01/42(b)	422	425,949
7.80%, 03/07/87(a)(b)	545	593,163
Liberty Mutual Insurance Co., 7.70%, 10/15/97(a)(b)	220	239,223
Lincoln National Corp.
4.35%, 03/01/48(a)	344	259,855
6.30%, 10/09/37	627	642,525
7.00%, 06/15/40	803	851,236
Loews Corp., 4.13%, 05/15/43	482	387,457
Manulife Financial Corp., 5.38%, 03/04/46	816	754,643
Maple Grove Funding Trust I, 4.16%, 08/15/51(a)(b)	468	327,463
Markel Group, Inc.
3.45%, 05/07/52	566	363,512
4.15%, 09/17/50	385	282,849
4.30%, 11/01/47	239	183,710
5.00%, 03/30/43	205	179,280
5.00%, 04/05/46(a)	556	481,826
5.00%, 05/20/49	1,038	877,512
Security	Par (000)	Value
Insurance (continued)
6.00%, 05/16/54(a)	$574	$545,628
Marsh & McLennan Companies, Inc.
2.90%, 12/15/51	829	492,831
4.20%, 03/01/48	939	727,566
4.35%, 01/30/47(a)	389	310,391
4.75%, 03/15/39	1,075	979,828
4.90%, 03/15/49	1,566	1,329,496
5.35%, 11/15/44	690	637,227
5.40%, 03/15/55	1,420	1,276,295
5.45%, 03/15/53	462	419,351
5.45%, 03/15/54	349	317,030
5.70%, 09/15/53	1,145	1,077,357
6.25%, 11/01/52	518	524,929
Massachusetts Mutual Life Insurance Co.
3.20%, 12/01/61(a)(b)	535	303,004
3.38%, 04/15/50(b)	629	404,479
3.73%, 10/15/70(b)	908	549,405
4.50%, 04/15/65(b)	181	129,503
4.90%, 04/01/77(b)	318	240,789
5.08%, 02/15/69(b)(d)	1,031	879,400
5.38%, 12/01/41(b)	216	195,252
5.67%, 12/01/52(b)	331	305,563
5.95%, 06/01/56(b)	525	491,518
MetLife Capital Trust IV, 7.88%, 12/15/67(b)	495	536,529
MetLife, Inc.
4.05%, 03/01/45	1,855	1,452,041
4.13%, 08/13/42	747	608,105
4.60%, 05/13/46	1,778	1,483,414
4.72%, 12/15/44	502	430,667
4.88%, 11/13/43	852	754,666
5.00%, 07/15/52(a)	943	809,683
5.25%, 01/15/54(a)	957	851,480
5.88%, 02/06/41	2,216	2,219,064
6.40%, 12/15/66	858	864,478
9.25%, 04/08/68(b)	685	792,318
10.75%, 08/01/69(a)	348	445,038
Mutual of Omaha Insurance Co., 6.14%, 01/16/64, (10-year CMT + 2.95%)(b)(d)	207	205,728
National Life Insurance Co., 5.25%, 07/19/68(a)(b)(d)	220	170,265
Nationwide Financial Services, Inc.
3.90%, 11/30/49(b)	1,729	1,229,675
5.30%, 11/18/44(b)	445	392,570
6.75%, 05/15/87	509	494,675
Nationwide Mutual Insurance Co.
4.35%, 04/30/50(b)	930	684,730
4.95%, 04/22/44(b)	517	433,835
9.38%, 08/15/39(b)	543	681,969
New York Life Insurance Co.
3.75%, 05/15/50(b)	1,067	750,380
4.45%, 05/15/69(b)	760	554,091
6.75%, 11/15/39(a)(b)	849	914,831
Northwestern Mutual Life Insurance Co. (The)
3.45%, 03/30/51(b)	688	451,661
3.63%, 09/30/59(b)	949	608,082
3.85%, 09/30/47(b)	4,544	3,328,146
6.06%, 03/30/40(b)	943	944,078
6.17%, 05/29/55(b)	997	982,917
Old Republic International Corp., 3.85%, 06/11/51	662	453,469
Omnis Funding Trust, 6.72%, 05/15/55(a)(b)	995	1,001,086

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
OneAmerica Financial Partners, Inc., 4.25%, 10/15/50(b)	$317	$225,504
Pacific Life Insurance Co.
4.30%, 10/24/67(b)(d)	716	542,855
5.95%, 09/15/55(a)(b)	285	269,537
9.25%, 06/15/39(a)(b)	231	297,989
Pacific LifeCorp
3.35%, 09/15/50(a)(b)	858	559,461
5.13%, 01/30/43(b)	654	587,778
5.40%, 09/15/52(b)	860	764,323
Penn Mutual Life Insurance Co. (The), 3.80%, 04/29/61(b)	300	192,126
Pine Street Trust II, 5.57%, 02/15/49(b)	328	293,331
Pine Street Trust III, 6.22%, 05/15/54(b)	515	496,261
Principal Financial Group, Inc.
4.30%, 11/15/46	352	282,638
4.35%, 05/15/43(a)	536	441,606
4.63%, 09/15/42	268	230,917
5.30%, 01/15/37(a)	410	396,724
5.50%, 03/15/53	242	221,066
6.05%, 10/15/36	596	611,826
Progressive Corp. (The)
3.70%, 01/26/45	279	209,612
3.70%, 03/15/52	405	284,424
3.95%, 03/26/50	906	672,536
4.13%, 04/15/47	626	487,423
4.20%, 03/15/48	545	428,063
4.35%, 04/25/44	477	392,404
Prudential Financial, Inc.
3.00%, 03/10/40(a)	372	277,185
3.70%, 03/13/51(a)	1,525	1,059,486
3.91%, 12/07/47	633	467,979
3.94%, 12/07/49	1,571	1,136,267
4.35%, 02/25/50	1,600	1,253,000
4.42%, 03/27/48	444	353,028
4.60%, 05/15/44	582	491,713
5.70%, 12/14/36(a)	754	763,500
6.63%, 12/01/37	898	972,530
6.63%, 06/21/40	744	805,947
Reinsurance Group of America, Inc., 6.38%, 09/15/56, (5-year CMT + 2.34%)(a)(d)	25	24,321
Securian Financial Group, Inc., 4.80%, 04/15/48(b)	677	554,422
Selective Insurance Group, Inc., 5.38%, 03/01/49	337	298,750
Swiss RE Subordinated Finance PLC, 6.19%, 04/01/46, (3-mo. CME Term SOFR + 2.13%)(b)(d)	845	817,511
Swiss Re Treasury U.S. Corp., 4.25%, 12/06/42(b)	190	156,017
Symetra Life Insurance Co., 6.55%, 10/01/55(b)	370	363,289
Teachers Insurance & Annuity Association of America
3.30%, 05/15/50(a)(b)	1,131	721,113
4.27%, 05/15/47(b)	1,699	1,309,648
4.90%, 09/15/44(b)	1,435	1,234,257
6.05%, 06/15/56(b)	1,415	1,363,366
6.85%, 12/16/39(b)	901	971,575
Transatlantic Holdings, Inc., 8.00%, 11/30/39	311	368,883
Travelers Companies, Inc. (The)
2.55%, 04/27/50	398	226,301
3.05%, 06/08/51	1,380	859,434
3.75%, 05/15/46	714	531,541
4.00%, 05/30/47	1,012	773,692
Security	Par (000)	Value
Insurance (continued)
4.05%, 03/07/48	$460	$352,966
4.10%, 03/04/49	528	406,306
4.30%, 08/25/45	563	455,011
4.60%, 08/01/43	790	681,969
5.35%, 11/01/40	694	667,042
5.45%, 05/25/53(a)	639	589,424
5.70%, 07/24/55	925	885,458
6.25%, 06/15/37	1,380	1,465,248
Trinity Acquisition PLC, 6.13%, 08/15/43	244	232,842
Unum Group
4.05%, 08/15/41(b)	491	387,441
4.13%, 06/15/51	790	567,795
4.50%, 12/15/49	525	403,808
5.75%, 08/15/42(a)	775	740,234
6.00%, 06/15/54(a)	325	304,845
W.R. Berkley Corp.
3.15%, 09/30/61(a)	244	140,498
3.55%, 03/30/52	320	214,918
4.00%, 05/12/50	652	476,184
4.75%, 08/01/44(a)	488	420,012
6.25%, 02/15/37(a)	295	304,799
Western & Southern Life Insurance Co. (The)
3.75%, 04/28/61(b)	285	183,360
5.15%, 01/15/49(b)	365	316,994
Willis North America, Inc.
3.88%, 09/15/49	391	277,086
5.05%, 09/15/48	718	613,842
5.90%, 03/05/54	515	487,280
Wynnton Funding Trust II, 5.99%, 08/15/55(a)(b)	813	779,073
XL Group Ltd., 5.25%, 12/15/43	280	256,526
		150,783,845
Internet — 4.7%
Alibaba Group Holding Ltd.
2.70%, 02/09/41	1,397	978,801
3.15%, 02/09/51	1,655	1,041,397
3.25%, 02/09/61	1,670	987,541
4.00%, 12/06/37(a)	1,757	1,525,540
4.20%, 12/06/47	1,812	1,405,418
4.40%, 12/06/57(a)	1,573	1,201,623
5.63%, 11/26/54(a)	455	425,853
Alphabet, Inc.
1.90%, 08/15/40	1,579	1,006,974
2.05%, 08/15/50	2,833	1,419,865
2.25%, 08/15/60	2,732	1,260,063
5.25%, 05/15/55	3,165	2,734,580
5.30%, 05/15/65	2,000	1,685,390
5.35%, 11/15/45	1,940	1,773,945
5.45%, 11/15/55	3,279	2,905,423
5.50%, 02/15/46	2,020	1,876,641
5.65%, 02/15/56(a)	3,363	3,076,805
5.70%, 11/15/75	3,185	2,793,297
5.75%, 02/15/66	1,735	1,557,680
6.25%, 08/15/46	2,535	2,547,569
6.38%, 08/15/56	4,140	4,165,761
6.50%, 08/15/66	2,535	2,535,737
Amazon.com, Inc.
2.50%, 06/03/50	2,419	1,310,720
2.70%, 06/03/60	2,936	1,492,820
2.88%, 05/12/41	2,131	1,517,681
3.10%, 05/12/51	4,069	2,469,266
3.25%, 05/12/61(a)	2,574	1,469,842
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Internet (continued)
3.88%, 08/22/37(a)	$2,796	$2,428,655
3.95%, 04/13/52	3,398	2,406,986
4.05%, 08/22/47	3,543	2,640,975
4.10%, 04/13/62	1,674	1,146,956
4.25%, 08/22/57(a)	2,553	1,837,271
4.95%, 12/05/44(a)	1,941	1,726,524
5.45%, 11/20/55	3,065	2,707,077
5.55%, 11/20/65	1,995	1,728,684
5.65%, 03/13/46	2,765	2,592,384
5.80%, 03/13/56	4,680	4,316,885
5.95%, 03/13/66(a)	3,308	3,044,599
6.00%, 07/09/46(a)	2,190	2,132,144
6.05%, 03/13/76	3,116	2,876,217
6.10%, 07/09/56	4,185	4,041,718
6.25%, 07/09/66	1,780	1,714,885
AppLovin Corp., 5.95%, 12/01/54	435	393,155
eBay, Inc.
3.65%, 05/10/51	1,300	897,640
4.00%, 07/15/42(a)	575	445,849
JD.com, Inc., 4.13%, 01/14/50	203	158,535
Meta Platforms, Inc.
4.45%, 08/15/52	2,129	1,527,868
4.65%, 08/15/62	2,129	1,484,364
5.40%, 08/15/54	4,228	3,427,551
5.50%, 11/15/45	6,099	5,292,722
5.55%, 08/15/64	4,002	3,194,598
5.60%, 05/15/53	3,094	2,600,141
5.63%, 11/15/55	4,845	4,038,143
5.75%, 05/15/63	3,106	2,561,169
5.75%, 11/15/65	5,314	4,363,315
6.20%, 05/15/46(a)	3,363	3,157,740
6.30%, 05/15/56	4,910	4,520,528
6.45%, 05/15/66	4,180	3,823,209
Netflix, Inc., 5.40%, 08/15/54(a)	616	567,487
Prosus NV
3.83%, 02/08/51(b)	1,466	952,379
4.03%, 08/03/50(b)	1,197	818,099
4.99%, 01/19/52(b)	1,222	954,441
Tencent Holdings Ltd.
3.24%, 06/03/50(b)	3,097	2,012,462
3.29%, 06/03/60(a)(b)	605	365,047
3.68%, 04/22/41(b)	627	502,001
3.84%, 04/22/51(a)(b)	2,516	1,807,225
3.93%, 01/19/38(a)(b)	1,430	1,239,705
3.94%, 04/22/61(a)(b)	1,136	782,488
4.53%, 04/11/49(b)	445	364,531
5.60%, 06/16/46(b)	670	638,747
Uber Technologies, Inc., 5.35%, 09/15/54(a)	1,146	1,013,935
		138,413,266
Iron & Steel — 0.3%
ArcelorMittal SA
6.35%, 06/17/54(a)	390	400,373
6.75%, 03/01/41	433	457,088
7.00%, 10/15/39	832	901,525
GUSAP III LP, 7.25%, 04/16/44(b)	514	561,303
Nucor Corp.
2.98%, 12/15/55	359	213,054
3.85%, 04/01/52	620	451,075
4.40%, 05/01/48(a)	286	233,498
5.20%, 08/01/43	346	323,911
6.40%, 12/01/37	491	525,421
Security	Par (000)	Value
Iron & Steel (continued)
Reliance, Inc., 6.85%, 11/15/36	$195	$210,232
Steel Dynamics, Inc.
3.25%, 10/15/50	362	233,110
5.75%, 05/15/55	395	377,088
Vale Overseas Ltd.
6.40%, 06/28/54	1,595	1,573,468
6.88%, 11/21/36(a)	584	636,615
6.88%, 11/10/39	448	483,840
Vale SA, 5.63%, 09/11/42(a)	416	398,991
		7,980,592
Leisure Time — 0.1%
Harley-Davidson, Inc., 4.63%, 07/28/45	260	182,823
Royal Caribbean Cruises Ltd., 5.25%, 02/27/38(a)	1,279	1,202,234
		1,385,057
Lodging — 0.1%
Marriott International, Inc.
5.10%, 05/01/38	1,050	984,208
5.50%, 04/15/37(a)	1,955	1,917,979
		2,902,187
Machinery — 0.5%
Caterpillar, Inc.
3.25%, 09/19/49(a)	1,044	702,754
3.25%, 04/09/50	1,354	911,890
3.80%, 08/15/42	1,810	1,455,514
4.30%, 05/15/44	286	239,896
4.75%, 05/15/64(a)	519	433,062
5.20%, 05/27/41	926	895,034
5.50%, 05/15/55(a)	305	299,577
Deere & Co.
2.88%, 09/07/49(a)	407	255,964
3.75%, 04/15/50	1,431	1,051,359
3.90%, 06/09/42	1,175	957,488
5.70%, 01/19/55(a)	670	657,679
Dover Corp.
5.38%, 03/01/41	325	311,625
6.60%, 03/15/38	281	305,582
GE Vernova, Inc., 5.50%, 02/04/56	1,053	976,052
Ingersoll Rand, Inc., 5.70%, 06/15/54(a)	612	581,888
Otis Worldwide Corp.
3.11%, 02/15/40	606	451,907
3.36%, 02/15/50	956	641,367
Rockwell Automation, Inc.
2.80%, 08/15/61	495	265,292
4.20%, 03/01/49(a)	729	582,208
6.25%, 12/01/37	216	233,916
Vertiv Holdings Co.
5.65%, 03/15/46	840	786,894
5.80%, 03/15/56(a)	390	364,728
5.95%, 03/15/66(a)	535	496,130
Xylem, Inc./New York, 4.38%, 11/01/46	525	429,272
		14,287,078
Manufacturing — 0.7%
3M Co.
3.13%, 09/19/46	570	376,299
3.25%, 08/26/49	941	617,140
3.63%, 10/15/47	406	287,743
3.70%, 04/15/50	1,472	1,034,771
3.88%, 06/15/44	429	327,907
4.00%, 09/14/48(a)	1,205	903,185
5.70%, 03/15/37	456	462,656

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Manufacturing (continued)
DuPont de Nemours, Inc.
5.32%, 11/15/38	$1,156	$1,112,983
5.42%, 11/15/48	756	691,506
Eaton Corp.
3.92%, 09/15/47	295	225,315
4.15%, 11/02/42	945	783,516
4.70%, 08/23/52(a)	1,007	850,013
5.45%, 03/06/56(a)	1,020	953,600
Illinois Tool Works, Inc.
3.90%, 09/01/42	1,043	840,272
4.88%, 09/15/41	534	489,489
Parker-Hannifin Corp.
4.00%, 06/14/49	1,148	867,098
4.10%, 03/01/47	699	547,331
4.45%, 11/21/44	443	369,989
6.25%, 05/15/38(a)	284	302,311
Siemens Financieringsmaatschappij NV
2.88%, 03/11/41(b)	1,551	1,126,425
3.30%, 09/15/46(b)	1,153	807,535
4.20%, 03/16/47(b)	1,768	1,419,828
4.40%, 05/27/45(b)	2,058	1,733,198
Siemens Funding BV
5.80%, 05/28/55(a)(b)	1,005	987,041
5.90%, 05/28/65(b)	920	899,010
		19,016,161
Media — 3.3%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.85%, 04/01/61	1,409	787,870
3.95%, 06/30/62	1,086	616,550
4.40%, 12/01/61	1,651	1,020,721
5.38%, 04/01/38	1,955	1,695,395
5.50%, 04/01/63(a)	1,206	886,229
5.75%, 04/01/48	2,623	2,128,821
6.48%, 10/23/45	3,423	3,046,619
6.70%, 12/01/55(a)	572	519,156
6.83%, 10/23/55	1,740	1,565,104
7.09%, 09/01/38(a)(b)	3,429	3,394,867
7.34%, 09/01/41(a)(b)	4,777	4,742,315
7.85%, 08/15/56(a)	1,015	1,030,678
Comcast Corp.
2.45%, 08/15/52(a)	1,162	562,368
2.65%, 08/15/62	1,972	897,040
2.80%, 01/15/51(a)	2,134	1,132,010
2.89%, 11/01/51(a)	4,406	2,359,617
2.94%, 11/01/56	4,918	2,513,277
2.99%, 11/01/63	4,530	2,201,946
3.25%, 11/01/39	1,652	1,205,973
3.40%, 07/15/46	1,862	1,193,280
3.45%, 02/01/50	2,097	1,287,543
3.75%, 04/01/40	2,076	1,596,744
3.90%, 03/01/38	1,687	1,380,366
3.97%, 11/01/47	2,347	1,610,754
4.00%, 08/15/47	1,254	868,881
4.00%, 03/01/48	1,628	1,120,676
4.00%, 11/01/49	2,421	1,633,133
4.05%, 11/01/52	700	467,356
4.60%, 10/15/38(a)	1,675	1,459,003
4.60%, 08/15/45	627	493,207
4.65%, 07/15/42	536	435,779
4.70%, 10/15/48	2,269	1,735,369
Security	Par (000)	Value
Media (continued)
4.75%, 03/01/44	$624	$508,082
4.95%, 10/15/58	1,394	1,047,012
5.17%, 01/15/37(a)(b)	903	840,079
5.35%, 05/15/53(a)	1,705	1,403,027
5.50%, 05/15/64(a)	1,681	1,368,070
5.65%, 06/01/54(a)	1,007	866,355
6.05%, 05/15/55(a)	840	767,421
6.40%, 03/01/40(a)	511	521,696
6.45%, 03/15/37	1,025	1,060,811
6.55%, 07/01/39	665	675,355
6.95%, 08/15/37	863	930,226
Cox Communications, Inc.
2.95%, 10/01/50(b)	535	271,432
3.60%, 06/15/51(b)	549	313,614
4.50%, 06/30/43(b)	821	581,361
4.60%, 08/15/47(b)	710	477,544
4.70%, 12/15/42(b)	496	361,111
5.80%, 12/15/53(b)	680	538,372
5.95%, 09/01/54(b)	565	458,283
8.38%, 03/01/39(a)(b)	1,135	1,219,923
Fox Corp.
5.48%, 01/25/39(a)	1,308	1,243,980
5.58%, 01/25/49(a)	1,218	1,098,867
NBCUniversal Media LLC
4.45%, 01/15/43	765	669,104
5.95%, 04/01/41	721	747,508
6.40%, 04/30/40	829	887,795
Space Exploration Technologies Corp.
6.60%, 07/15/46(b)	2,500	2,269,631
6.65%, 07/15/56(a)(b)	3,500	3,114,987
Time Warner Cable LLC
5.50%, 09/01/41	1,682	1,399,491
5.88%, 11/15/40	2,083	1,807,773
6.55%, 05/01/37	2,537	2,443,214
6.75%, 06/15/39	1,817	1,729,158
7.30%, 07/01/38	2,012	2,021,014
TWDC Enterprises 18 Corp.
3.00%, 07/30/46	503	333,913
3.70%, 12/01/42	357	276,879
4.13%, 06/01/44(a)	862	692,677
4.38%, 08/16/41	245	210,441
Series E, 4.13%, 12/01/41	466	386,285
Walt Disney Co. (The)
2.75%, 09/01/49	1,688	1,007,719
3.50%, 05/13/40	2,567	2,044,480
3.60%, 01/13/51	1,990	1,389,296
3.80%, 05/13/60	455	314,844
4.63%, 03/23/40(a)	830	750,570
4.70%, 03/23/50(a)	2,523	2,118,989
4.75%, 09/15/44	957	830,874
4.75%, 11/15/46	495	424,830
4.95%, 10/15/45	383	339,097
5.40%, 10/01/43	625	596,632
6.15%, 03/01/37	961	1,021,553
6.15%, 02/15/41(a)	703	733,123
6.65%, 11/15/37	1,666	1,824,763
7.75%, 12/01/45	350	422,957
		96,950,865
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Metal Fabricate & Hardware — 0.0%
Precision Castparts Corp.
3.90%, 01/15/43	$491	$393,112
4.38%, 06/15/45	252	207,964
Valmont Industries, Inc.
5.00%, 10/01/44	471	410,308
5.25%, 10/01/54(a)	284	249,866
		1,261,250
Mining — 1.5%
Anglo American Capital PLC
3.95%, 09/10/50(b)	1,062	759,620
4.75%, 03/16/52(a)(b)	628	506,894
6.00%, 04/05/54(a)(b)	699	673,564
AngloGold Ashanti Holdings PLC, 6.50%, 04/15/40(a)	85	88,602
Barrick International Barbados Corp., 6.35%, 10/15/36(b)	464	487,088
Barrick Mining Corp., 5.25%, 04/01/42	275	257,342
Barrick North America Finance LLC
5.70%, 05/30/41	907	884,290
5.75%, 05/01/43	889	860,192
7.50%, 09/15/38	444	503,542
Barrick PD Australia Finance Pty. Ltd., 5.95%, 10/15/39	760	765,930
BHP Billiton Finance USA Ltd.
4.13%, 02/24/42	1,222	1,018,548
5.00%, 09/30/43	2,394	2,182,556
5.50%, 09/08/53(a)	849	804,621
5.75%, 09/05/55	1,805	1,751,357
Corp. Nacional del Cobre de Chile
3.15%, 01/15/51(b)	598	357,910
3.70%, 01/30/50(b)	2,558	1,701,925
4.25%, 07/17/42(b)	1,195	949,839
4.38%, 02/05/49(b)	1,161	888,165
4.50%, 08/01/47(b)	1,232	968,696
4.88%, 11/04/44(b)	782	656,425
5.63%, 10/18/43(a)(b)	890	824,300
6.15%, 10/24/36(a)(b)	533	542,030
6.30%, 09/08/53(b)	1,485	1,455,893
6.78%, 01/13/55(b)	870	895,404
Freeport Indonesia PT, 6.20%, 04/14/52(b)	857	810,381
Freeport-McMoRan, Inc., 5.45%, 03/15/43	1,890	1,775,544
Fresnillo PLC, 4.25%, 10/02/50(a)(b)	861	645,861
Glencore Finance Canada Ltd.
5.55%, 10/25/42(b)	518	486,610
6.00%, 11/15/41(b)	546	541,815
6.90%, 11/15/37(b)	518	560,296
Glencore Funding LLC
3.38%, 09/23/51(b)	632	403,773
3.88%, 04/27/51(a)(b)	929	651,375
5.89%, 04/04/54(a)(b)	535	509,273
6.14%, 04/01/55(a)(b)	458	450,212
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT
5.80%, 05/15/50(b)	374	343,984
6.76%, 11/15/48(b)	171	177,675
Industrias Penoles SAB de CV
4.75%, 08/06/50(b)	612	476,748
5.65%, 09/12/49(b)	725	644,047
Kinross Gold Corp., 6.88%, 09/01/41	195	207,612
Minera Mexico SA de CV, 4.50%, 01/26/50(a)(b)	922	723,369
Security	Par (000)	Value
Mining (continued)
Newmont Corp.
4.88%, 03/15/42(a)	$573	$525,163
5.45%, 06/09/44	451	430,853
6.25%, 10/01/39(a)	185	193,451
Newmont Corp./Newcrest Finance Pty. Ltd.
4.20%, 05/13/50	449	348,084
5.75%, 11/15/41	327	319,200
Nexa Resources SA, 6.60%, 04/08/37(b)	170	172,911
Rio Tinto Finance USA Ltd.
2.75%, 11/02/51	1,070	629,849
5.20%, 11/02/40	1,233	1,173,233
Rio Tinto Finance USA PLC
4.13%, 08/21/42	612	505,783
4.75%, 03/22/42	558	500,204
5.13%, 03/09/53	1,178	1,044,319
5.75%, 03/14/55(a)	2,080	2,014,947
5.88%, 03/14/65	1,351	1,309,851
Southern Copper Corp.
5.25%, 11/08/42	1,198	1,102,288
5.88%, 04/23/45	1,546	1,515,512
6.75%, 04/16/40	1,135	1,221,512
		43,200,468
Oil & Gas — 5.3%
Adnoc Murban Rsc Ltd., 5.13%, 09/11/54(b)	1,060	902,400
Aker BP ASA, 5.80%, 10/01/54(b)	890	808,414
APA Corp.
4.75%, 04/15/43	21	16,934
5.10%, 09/01/40(a)	450	407,813
5.35%, 07/01/49(a)	435	373,979
6.00%, 01/15/37	255	255,117
6.75%, 02/15/55	620	636,788
Apache Corp., 5.25%, 02/01/42	180	153,628
BP Capital Markets America, Inc.
2.77%, 11/10/50	1,689	1,000,340
2.94%, 06/04/51	2,551	1,551,095
3.00%, 02/24/50	2,300	1,438,586
3.00%, 03/17/52(a)	963	590,576
3.06%, 06/17/41	1,195	875,658
3.38%, 02/08/61(a)	2,583	1,601,252
Burlington Resources LLC, 5.95%, 10/15/36	201	209,214
Canadian Natural Resources Ltd.
4.95%, 06/01/47	826	709,796
6.25%, 03/15/38	1,149	1,190,070
6.50%, 02/15/37	312	330,501
6.75%, 02/01/39	280	300,805
Cenovus Energy, Inc.
3.75%, 02/15/52(a)	746	513,341
5.25%, 06/15/37	312	296,713
5.40%, 06/15/47(a)	729	658,727
6.75%, 11/15/39	569	613,381
Chevron Corp.
2.98%, 05/11/40	179	134,961
3.08%, 05/11/50(a)	1,107	711,771
Chevron USA, Inc.
2.34%, 08/12/50	836	456,723
5.25%, 11/15/43	226	218,787
6.00%, 03/01/41	310	332,191
CNOOC Finance 2011 Ltd., 5.75%, 01/26/41(b)	500	526,975
CNOOC Finance 2012 Ltd., 5.00%, 05/02/42(b)	250	240,915
CNOOC Finance 2013 Ltd.
3.30%, 09/30/49(a)	470	341,752

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
4.25%, 05/09/43	$220	$193,073
CNOOC Finance 2014 ULC, 4.88%, 04/30/44(a)	605	571,392
CNOOC Finance 2015 Australia Pty. Ltd., 4.20%, 05/05/45	465	400,930
CNPC HK Overseas Capital Ltd., 5.95%, 04/28/41(a)(b)	615	657,658
ConocoPhillips
4.88%, 10/01/47	509	438,374
5.90%, 05/15/38	360	372,197
6.50%, 02/01/39	1,565	1,695,952
ConocoPhillips Co.
3.76%, 03/15/42	667	525,863
3.80%, 03/15/52	905	640,953
4.03%, 03/15/62	2,647	1,848,049
4.30%, 11/15/44	599	491,041
5.30%, 05/15/53	1,501	1,342,877
5.50%, 01/15/55(a)	1,931	1,779,541
5.55%, 03/15/54	1,308	1,211,936
5.65%, 01/15/65	835	772,458
5.70%, 09/15/63	869	808,513
5.95%, 03/15/46	405	405,718
6.60%, 10/01/37(a)	185	202,467
Continental Resources, Inc./OK, 4.90%, 06/01/44	667	537,029
Devon Energy Corp.
4.75%, 05/15/42	758	659,642
5.00%, 06/15/45	607	530,013
5.60%, 07/15/41(a)	1,732	1,659,297
5.75%, 09/15/54(a)	1,144	1,072,714
5.90%, 02/15/55(b)	1,180	1,125,587
Diamondback Energy, Inc.
5.75%, 04/18/54(a)	1,826	1,725,903
5.90%, 04/18/64(a)	1,280	1,213,311
6.25%, 03/15/53	822	829,117
Empresa Nacional del Petroleo, 4.50%, 09/14/47(b)	591	468,025
Eni SpA
5.70%, 10/01/40(a)(b)	220	209,985
5.95%, 05/15/54(a)(b)	1,670	1,594,223
6.00%, 05/18/56(b)	1,604	1,531,312
EOG Resources, Inc.
4.95%, 04/15/50	961	827,751
5.65%, 12/01/54(a)	881	829,102
5.95%, 07/15/55	905	887,366
Equinor ASA
3.25%, 11/18/49	914	608,585
3.63%, 04/06/40(a)	463	375,307
3.70%, 04/06/50	1,094	797,607
3.95%, 05/15/43	709	573,125
4.25%, 11/23/41	565	482,805
4.80%, 11/08/43	651	581,168
5.10%, 08/17/40	763	724,155
Exxon Mobil Corp.
3.00%, 08/16/39	1,061	819,337
3.10%, 08/16/49	1,517	982,500
3.45%, 04/15/51(a)	3,277	2,247,228
3.57%, 03/06/45	731	544,399
4.11%, 03/01/46	2,426	1,940,974
4.23%, 03/19/40	1,687	1,479,969
4.33%, 03/19/50	2,954	2,362,439
Hess Corp.
5.60%, 02/15/41(a)	1,184	1,167,999
Security	Par (000)	Value
Oil & Gas (continued)
5.80%, 04/01/47(a)	$650	$639,899
6.00%, 01/15/40	709	730,980
KazMunayGas National Co. JSC
5.75%, 04/19/47(a)(b)	1,115	1,011,887
6.38%, 10/24/48(b)	1,100	1,062,467
Marathon Petroleum Corp.
4.50%, 04/01/48	621	489,888
4.75%, 09/15/44	560	474,432
5.00%, 09/15/54(a)	397	331,414
5.85%, 12/15/45(a)	324	308,220
6.50%, 03/01/41	1,073	1,121,880
Motiva Enterprises LLC, 6.85%, 01/15/40(b)	646	681,662
Occidental Petroleum Corp.
4.20%, 03/15/48(a)	190	147,384
4.40%, 04/15/46(a)	227	182,780
4.40%, 08/15/49	399	297,078
4.63%, 06/15/45	191	155,730
6.05%, 10/01/54(a)	876	858,189
6.20%, 03/15/40	545	553,482
6.45%, 09/15/36	1,276	1,345,958
6.60%, 03/15/46	1,209	1,252,847
7.95%, 06/15/39	805	934,880
Ovintiv, Inc.
6.50%, 02/01/38	440	459,686
6.63%, 08/15/37	340	361,602
7.10%, 07/15/53(a)	390	423,082
Pertamina Persero PT
4.15%, 02/25/60(b)	702	487,440
4.18%, 01/21/50(b)	1,065	768,121
4.70%, 07/30/49(b)	696	546,962
5.63%, 05/20/43(a)(b)	1,347	1,222,927
6.00%, 05/03/42(b)	1,252	1,187,165
6.45%, 05/30/44(b)	1,468	1,446,819
6.50%, 05/27/41(b)	590	597,996
6.50%, 11/07/48(b)	839	824,893
Petronas Capital Ltd.
3.40%, 04/28/61(b)	1,990	1,251,881
4.50%, 03/18/45(b)	1,659	1,396,797
4.55%, 04/21/50(b)	3,006	2,474,728
4.80%, 04/21/60(a)(b)	1,298	1,080,602
5.85%, 04/03/55(a)(b)	875	862,263
Phillips 66
3.30%, 03/15/52	929	589,458
4.68%, 02/15/45	364	304,971
4.88%, 11/15/44	1,318	1,142,970
4.90%, 10/01/46	643	550,400
5.50%, 03/15/55	600	542,557
5.65%, 06/15/54(a)	481	445,751
5.88%, 05/01/42(a)	1,762	1,749,970
PTT Treasury Center Co. Ltd.
3.70%, 07/16/70(b)	710	460,469
4.50%, 10/25/42(b)	205	174,258
PTTEP Treasury Center Co. Ltd.
3.90%, 12/06/59(b)	600	426,505
6.35%, 06/12/42(a)(b)	595	621,382
Qatar Energy
3.13%, 07/12/41(a)(b)	3,837	2,790,862
3.30%, 07/12/51(a)(b)	3,863	2,506,060
Reliance Industries Ltd.
3.63%, 01/12/52(b)	2,442	1,669,853
3.75%, 01/12/62(a)(b)	855	571,826
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
4.88%, 02/10/45(b)	$585	$515,876
6.25%, 10/19/40(b)	400	418,857
Saudi Arabian Oil Co.
3.25%, 11/24/50(b)	2,176	1,331,328
3.50%, 11/24/70(b)	2,090	1,204,211
4.25%, 04/16/39(a)(b)	3,008	2,576,149
4.38%, 04/16/49(b)	2,658	2,034,594
5.75%, 07/17/54(b)	1,997	1,805,204
5.88%, 07/17/64(b)	2,045	1,830,954
6.38%, 06/02/55(b)	1,755	1,716,254
Shell Finance U.S., Inc.
3.00%, 11/26/51	1,054	650,153
3.13%, 11/07/49(a)	1,379	890,426
3.25%, 04/06/50(a)	2,029	1,342,682
3.75%, 09/12/46	769	572,794
4.00%, 05/10/46	2,483	1,922,466
4.38%, 05/11/45	2,257	1,855,863
4.55%, 08/12/43	1,355	1,156,947
5.13%, 10/15/41	531	496,039
5.50%, 03/25/40	908	896,124
6.38%, 12/15/38(a)	1,826	1,953,902
Shell International Finance BV
2.88%, 11/26/41	1,530	1,083,555
3.13%, 11/07/49(a)	150	95,054
3.25%, 04/06/50	605	401,451
3.63%, 08/21/42	485	376,435
4.00%, 05/10/46(a)	370	286,887
4.38%, 05/11/45(a)	400	328,891
4.55%, 08/12/43	225	191,960
6.38%, 12/15/38(a)	385	414,125
Sinopec Capital 2013 Ltd., 4.25%, 04/24/43(b)	425	368,068
Sinopec Group Overseas Development 2012 Ltd., 4.88%, 05/17/42(a)(b)	1,148	1,087,287
Sinopec Group Overseas Development 2013 Ltd., 5.38%, 10/17/43(a)(b)	530	531,320
Sinopec Group Overseas Development 2015 Ltd., 4.10%, 04/28/45(b)	855	726,203
Sinopec Group Overseas Development 2016 Ltd., 4.25%, 05/03/46(b)	555	477,653
Sinopec Group Overseas Development 2017 Ltd.
4.00%, 09/13/47(b)	445	366,787
4.25%, 04/12/47(b)	270	231,591
Sinopec Group Overseas Development 2018 Ltd.
3.10%, 01/08/51(b)	595	410,793
3.35%, 05/13/50(b)	480	348,950
3.44%, 11/12/49(b)	290	214,887
3.68%, 08/08/49(b)	345	266,993
4.60%, 09/12/48(a)(b)	508	455,491
Suncor Energy, Inc.
3.75%, 03/04/51(a)	937	650,570
4.00%, 11/15/47	887	655,612
6.50%, 06/15/38(a)	425	447,225
6.80%, 05/15/38	468	504,292
6.85%, 06/01/39	765	827,122
Thaioil Treasury Center Co. Ltd.
3.75%, 06/18/50(b)	603	419,967
5.38%, 11/20/48(b)	50	44,504
TotalEnergies Capital International SA
2.99%, 06/29/41	624	454,304
3.13%, 05/29/50	2,593	1,668,543
3.39%, 06/29/60	854	530,735
Security	Par (000)	Value
Oil & Gas (continued)
3.46%, 07/12/49	$980	$671,775
TotalEnergies Capital SA
5.28%, 09/10/54	820	740,851
5.43%, 09/10/64	1,257	1,129,514
5.49%, 04/05/54	1,963	1,829,571
5.64%, 04/05/64	1,820	1,694,555
Valero Energy Corp.
3.65%, 12/01/51(a)	790	534,953
4.00%, 06/01/52(a)	564	404,424
4.90%, 03/15/45	461	401,115
6.63%, 06/15/37	1,518	1,637,373
Woodside Finance Ltd., 5.70%, 09/12/54	837	772,048
XTO Energy, Inc., 6.75%, 08/01/37(a)	240	275,211
		156,796,950
Oil & Gas Services — 0.4%
Baker Hughes Holdings LLC, 5.13%, 09/15/40	1,519	1,417,537
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.
4.08%, 12/15/47(a)	1,766	1,355,580
5.85%, 06/15/56	2,335	2,230,740
Halliburton Co.
4.50%, 11/15/41	546	464,131
4.75%, 08/01/43	837	715,348
5.00%, 11/15/45	1,513	1,318,558
6.70%, 09/15/38	977	1,050,534
7.45%, 09/15/39	1,593	1,811,214
NOV, Inc., 3.95%, 12/01/42(a)	1,010	769,827
		11,133,469
Packaging & Containers — 0.1%
Packaging Corp. of America
3.05%, 10/01/51(a)	630	388,792
4.05%, 12/15/49	343	256,477
Smurfit Kappa Treasury ULC, 5.78%, 04/03/54(a)	958	913,913
Sonoco Products Co., 5.75%, 11/01/40(a)	546	535,145
		2,094,327
Pharmaceuticals — 6.7%
AbbVie, Inc.
4.05%, 11/21/39	4,079	3,477,155
4.25%, 11/21/49	6,571	5,120,365
4.40%, 11/06/42	2,503	2,130,486
4.45%, 05/14/46	2,021	1,666,843
4.63%, 10/01/42	957	835,222
4.70%, 05/14/45	2,587	2,223,893
4.75%, 03/15/45	802	695,562
4.85%, 06/15/44	899	792,519
4.88%, 11/14/48	1,830	1,577,187
5.35%, 03/15/44(a)	795	749,709
5.40%, 03/15/54(a)	3,210	2,938,357
5.45%, 09/15/38	565	557,738
5.50%, 03/15/64	1,580	1,436,047
5.55%, 03/15/56	1,660	1,552,028
5.60%, 03/15/55	1,395	1,313,263
5.65%, 03/15/66	1,150	1,071,227
6.00%, 09/15/56	555	551,520
6.10%, 09/15/66	485	481,851
AstraZeneca PLC
2.13%, 08/06/50	389	204,212
3.00%, 05/28/51(a)	1,021	642,726
4.00%, 09/18/42	791	645,862
4.38%, 11/16/45	1,177	978,951

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
4.38%, 08/17/48	$722	$590,395
6.45%, 09/15/37(a)	2,830	3,053,788
Bayer U.S. Finance II LLC
3.95%, 04/15/45(b)	813	586,683
4.40%, 07/15/44(b)	1,300	1,013,499
4.63%, 06/25/38(a)(b)	1,100	968,941
4.65%, 11/15/43(b)	205	163,024
4.70%, 07/15/64(b)	880	644,837
4.88%, 06/25/48(b)	2,028	1,635,729
Bayer U.S. Finance LLC
6.25%, 07/20/46(b)	1,195	1,156,938
6.38%, 07/20/56(b)	925	897,545
6.88%, 11/21/53(a)(b)	915	949,771
Becton Dickinson & Co.
3.79%, 05/20/50	867	599,503
4.67%, 06/06/47	761	638,661
4.69%, 12/15/44	30	25,423
Bristol-Myers Squibb Co.
2.35%, 11/13/40(a)	816	551,561
2.55%, 11/13/50	1,731	966,350
3.25%, 08/01/42	477	349,423
3.55%, 03/15/42	2,350	1,804,797
3.70%, 03/15/52	2,607	1,816,659
3.90%, 03/15/62	1,406	959,362
4.13%, 06/15/39	1,900	1,644,257
4.25%, 10/26/49	3,759	2,915,043
4.35%, 11/15/47	996	796,943
4.50%, 03/01/44	289	243,403
4.55%, 02/20/48	1,193	979,408
4.63%, 05/15/44	674	575,529
5.00%, 08/15/45(a)	726	645,152
5.50%, 02/22/44(a)	535	512,774
5.55%, 02/22/54(a)	2,833	2,630,697
5.65%, 02/22/64(a)	315	297,270
5.88%, 11/15/36	326	332,101
6.25%, 11/15/53(a)	365	374,860
6.40%, 11/15/63(a)	570	598,372
Cardinal Health, Inc.
4.37%, 06/15/47	426	336,481
4.50%, 11/15/44	433	353,628
4.60%, 03/15/43(a)	307	258,967
4.90%, 09/15/45(a)	397	341,240
5.75%, 11/15/54	862	817,530
Cencora, Inc.
4.25%, 03/01/45	459	367,887
4.30%, 12/15/47(a)	403	318,564
5.65%, 02/13/56(a)	560	528,793
CVS Health Corp.
2.70%, 08/21/40	790	541,523
4.13%, 04/01/40	1,221	1,007,225
4.25%, 04/01/50	282	211,194
4.78%, 03/25/38	5,365	4,874,746
5.05%, 03/25/48	7,558	6,396,482
5.13%, 07/20/45	3,701	3,213,278
5.30%, 12/05/43	1,577	1,421,845
5.63%, 02/21/53	1,275	1,147,299
5.88%, 06/01/53(a)	1,288	1,195,803
6.00%, 06/01/44	956	924,546
6.00%, 06/01/63	1,306	1,212,445
6.05%, 06/01/54	1,056	1,009,006
6.13%, 09/15/39	810	814,147
Security	Par (000)	Value
Pharmaceuticals (continued)
6.20%, 09/15/55(a)	$2,250	$2,190,667
6.25%, 09/15/65	640	616,900
Eli Lilly & Co.
2.25%, 05/15/50	1,179	639,272
2.50%, 09/15/60	759	387,132
3.70%, 03/01/45	300	228,043
3.95%, 05/15/47	305	234,827
3.95%, 03/15/49	669	509,894
4.15%, 03/15/59	669	495,582
4.88%, 02/27/53	1,247	1,071,558
4.95%, 02/27/63	2,277	1,918,947
5.00%, 02/09/54	1,427	1,251,121
5.05%, 08/14/54	1,580	1,393,489
5.10%, 02/09/64	1,968	1,700,346
5.20%, 08/14/64	1,531	1,344,025
5.50%, 02/12/55(a)	1,190	1,120,780
5.55%, 03/15/37(a)	605	627,033
5.55%, 10/15/55(a)	950	900,749
5.60%, 05/20/56(a)	1,705	1,626,866
5.60%, 02/12/65	917	858,301
5.65%, 10/15/65	1,455	1,372,656
5.70%, 05/20/66	715	681,518
5.95%, 11/15/37(a)	315	335,218
GlaxoSmithKline Capital, Inc.
4.20%, 03/18/43(a)	479	397,432
6.38%, 05/15/38	3,358	3,578,718
Johnson & Johnson
2.10%, 09/01/40	2,401	1,619,596
2.25%, 09/01/50(a)	1,048	580,278
2.45%, 09/01/60	1,571	808,790
3.40%, 01/15/38	1,602	1,356,284
3.50%, 01/15/48	756	547,909
3.63%, 03/03/37	2,243	1,961,684
3.70%, 03/01/46	2,154	1,654,692
3.75%, 03/03/47	841	641,827
4.50%, 09/01/40	391	357,893
4.50%, 12/05/43(a)	344	308,709
4.85%, 05/15/41	259	245,212
5.25%, 06/01/54(a)	925	880,859
5.85%, 07/15/38	752	795,424
5.95%, 08/15/37	769	820,705
McKesson Corp., 4.88%, 03/15/44(a)	221	192,963
Merck & Co., Inc.
2.35%, 06/24/40(a)	1,145	790,455
2.45%, 06/24/50	1,019	566,740
2.75%, 12/10/51	2,355	1,370,205
2.90%, 12/10/61	1,417	772,740
3.60%, 09/15/42	461	355,933
3.70%, 02/10/45	1,878	1,415,407
3.90%, 03/07/39	1,374	1,168,438
4.00%, 03/07/49	1,587	1,198,513
4.15%, 05/18/43(a)	1,518	1,246,417
4.90%, 05/17/44	838	745,921
5.00%, 05/17/53	1,516	1,310,937
5.15%, 05/17/63	1,363	1,176,287
5.50%, 03/15/46(a)	835	793,164
5.55%, 12/04/55	1,163	1,087,263
5.70%, 09/15/55	1,395	1,334,871
5.70%, 12/04/65	1,125	1,060,119
5.75%, 05/22/46	490	478,920
5.85%, 05/22/56	1,042	1,016,276
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
6.55%, 09/15/37	$420	$462,091
Merck Sharp & Dohme Corp.
5.75%, 11/15/36(a)	348	363,586
5.85%, 06/30/39	216	220,625
Mylan, Inc.
5.20%, 04/15/48	469	378,914
5.40%, 11/29/43	335	285,315
Novartis Capital Corp.
2.75%, 08/14/50	1,445	872,083
3.70%, 09/21/42(a)	448	355,503
4.00%, 11/20/45	963	763,141
4.40%, 05/06/44	1,851	1,565,747
4.70%, 09/18/54	715	599,078
5.20%, 11/05/45	475	439,585
5.30%, 11/05/55(a)	553	509,519
5.60%, 03/18/46	1,320	1,282,380
5.70%, 03/18/56	2,540	2,464,696
Pfizer Investment Enterprises Pte. Ltd.
5.11%, 05/19/43	3,397	3,105,804
5.30%, 05/19/53	6,139	5,489,674
5.34%, 05/19/63	3,935	3,435,265
Pfizer, Inc.
2.55%, 05/28/40	1,914	1,341,928
2.70%, 05/28/50(a)	1,057	623,467
3.90%, 03/15/39	863	731,038
4.00%, 12/15/36(a)	1,172	1,049,296
4.00%, 03/15/49	1,375	1,033,664
4.10%, 09/15/38(a)	986	865,146
4.13%, 12/15/46	1,149	902,864
4.20%, 09/15/48	1,061	826,325
4.30%, 06/15/43	629	521,893
4.40%, 05/15/44	917	771,860
5.60%, 09/15/40	499	494,452
5.60%, 11/15/55(a)	855	812,175
5.70%, 11/15/65	385	358,462
7.20%, 03/15/39	2,784	3,163,472
Takeda Pharmaceutical Co. Ltd.
3.03%, 07/09/40	2,025	1,480,197
3.18%, 07/09/50	1,718	1,090,841
3.38%, 07/09/60	1,472	899,823
5.65%, 07/05/44	1,100	1,052,914
5.65%, 07/05/54(a)	670	625,924
5.80%, 07/05/64(a)	550	518,540
Takeda U.S. Financing, Inc., 5.90%, 07/07/55(a)	645	622,997
Teva Pharmaceutical Finance Netherlands III BV, 4.10%, 10/01/46	1,101	811,457
Utah Acquisition Sub, Inc., 5.25%, 06/15/46	908	746,353
Viatris, Inc.
3.85%, 06/22/40	1,288	985,361
4.00%, 06/22/50	1,683	1,126,855
Wyeth LLC, 5.95%, 04/01/37(a)	2,411	2,485,655
Zoetis, Inc.
3.00%, 05/15/50(a)	564	348,548
3.95%, 09/12/47	441	330,421
4.45%, 08/20/48	627	503,389
4.70%, 02/01/43	1,079	930,163
		197,645,041
Pipelines — 4.9%
Abu Dhabi Crude Oil Pipeline LLC, 4.60%, 11/02/47(b)	2,236	1,929,700
Security	Par (000)	Value
Pipelines (continued)
Cameron LNG LLC
3.40%, 01/15/38(b)	$168	$144,327
3.70%, 01/15/39(b)	775	639,669
Cheniere Corpus Christi Holdings LLC, 2.74%, 12/31/39	197	165,633
Cheniere Energy Partners LP
5.35%, 11/30/36(b)	215	209,092
6.05%, 11/30/56(a)(b)	305	294,642
Cheniere Energy, Inc., 6.00%, 07/30/56(b)	820	790,879
Colonial Pipeline Co.
4.20%, 04/15/43(b)	240	184,266
4.25%, 04/15/48(a)(b)	706	518,654
6.38%, 08/01/37(b)	185	183,684
Columbia Pipeline Group, Inc., 5.80%, 06/01/45	495	472,575
Columbia Pipelines Operating Co. LLC
5.70%, 10/01/54(b)	285	262,022
5.96%, 02/15/55(a)(b)	765	729,989
6.50%, 08/15/43(b)	468	481,962
6.54%, 11/15/53(b)	1,432	1,469,127
6.71%, 08/15/63(b)	576	599,252
DCP Midstream Operating LP
5.60%, 04/01/44	432	408,765
6.45%, 11/03/36(b)	190	201,766
6.75%, 09/15/37(b)	480	519,875
Eastern Energy Gas Holdings LLC
5.65%, 10/15/54	955	870,517
6.20%, 01/15/55	616	606,286
Eastern Gas Transmission & Storage, Inc.
3.90%, 11/15/49(a)	318	224,370
4.60%, 12/15/44(a)	337	279,899
4.80%, 11/01/43	283	243,722
EIG Pearl Holdings SARL
3.55%, 08/31/36(b)	281	250,817
4.39%, 11/30/46(b)	1,687	1,312,598
Enbridge Energy Partners LP
5.50%, 09/15/40	517	492,705
7.38%, 10/15/45	625	697,204
Series B, 7.50%, 04/15/38	315	356,473
Enbridge, Inc.
3.40%, 08/01/51	1,090	706,973
4.00%, 11/15/49	656	478,813
4.50%, 06/10/44	418	346,333
5.50%, 12/01/46	661	614,232
5.95%, 04/05/54	1,232	1,184,763
6.70%, 11/15/53(a)	1,755	1,847,729
Energy Transfer LP
4.95%, 01/15/43	253	218,542
5.00%, 05/15/44	969	826,509
5.00%, 05/15/50	3,342	2,737,575
5.15%, 02/01/43(a)	433	379,820
5.15%, 03/15/45	805	696,929
5.30%, 04/01/44	773	686,505
5.30%, 04/15/47	797	695,596
5.35%, 05/15/45	790	698,797
5.40%, 10/01/47	1,830	1,608,552
5.95%, 10/01/43	522	501,174
5.95%, 05/15/54(a)	2,056	1,906,519
6.00%, 06/15/48	1,540	1,451,103
6.05%, 06/01/41	599	590,004
6.05%, 09/01/54	1,337	1,256,735
6.10%, 02/15/42	230	226,356

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
6.13%, 12/15/45	$952	$917,354
6.20%, 04/01/55	1,288	1,234,447
6.25%, 04/15/49	2,647	2,565,039
6.30%, 01/15/56	940	916,300
6.50%, 02/01/42(a)	1,199	1,235,062
6.63%, 10/15/36(a)	285	301,632
6.85%, 02/15/40	190	200,680
7.50%, 07/01/38	569	639,498
Series 20Y, 5.80%, 06/15/38(a)	600	596,087
Enterprise Products Operating LLC
3.20%, 02/15/52	913	577,622
3.30%, 02/15/53	1,252	803,576
3.70%, 01/31/51(a)	793	558,978
3.95%, 01/31/60	1,513	1,054,243
4.20%, 01/31/50	1,142	880,458
4.25%, 02/15/48	2,339	1,837,258
4.45%, 02/15/43	1,243	1,051,866
4.80%, 02/01/49	1,034	876,120
4.85%, 08/15/42	854	761,702
4.85%, 03/15/44	2,161	1,901,305
4.90%, 05/15/46	1,548	1,347,272
4.95%, 10/15/54	380	324,204
5.10%, 02/15/45	1,027	924,357
5.55%, 02/16/55(a)	2,206	2,059,145
5.70%, 02/15/42	1,111	1,093,303
5.95%, 02/01/41	1,135	1,148,395
6.13%, 10/15/39	496	513,613
6.45%, 09/01/40	608	644,540
7.55%, 04/15/38(a)	625	722,281
Esentia Energy Development SAB de CV, 6.50%, 07/30/38(b)	410	397,290
Flex Intermediate Holdco LLC, 4.32%, 12/30/39(b)	313	259,221
FLNG Liquefaction 2 LLC
4.13%, 03/31/38(b)	118	108,769
Series B, 6.17%, 12/31/39	30	29,437
Galaxy Pipeline Assets Bidco Ltd.
2.94%, 09/30/40(b)	859	695,727
3.25%, 09/30/40(b)	1,737	1,336,490
Green Palm Bidco SARL
5.96%, 06/30/41(b)	1,000	979,659
6.46%, 06/30/46(b)	1,230	1,202,897
Greensaif Pipelines Bidco SARL
6.13%, 02/23/38(b)	600	605,323
6.51%, 02/23/42(b)	1,145	1,169,232
Gulfstream Natural Gas System LLC, 5.95%, 10/15/45(b)	162	152,663
Kinder Morgan Energy Partners LP
4.70%, 11/01/42	338	288,297
5.00%, 08/15/42	615	544,811
5.00%, 03/01/43	712	631,975
5.40%, 09/01/44	440	402,124
5.50%, 03/01/44	1,324	1,223,753
5.63%, 09/01/41	292	278,839
6.38%, 03/01/41	1,099	1,134,320
6.50%, 02/01/37	302	320,386
6.50%, 09/01/39	466	487,386
6.55%, 09/15/40	401	419,652
6.95%, 01/15/38	1,305	1,423,980
7.50%, 11/15/40	387	438,743
Kinder Morgan, Inc.
3.25%, 08/01/50	727	458,937
Security	Par (000)	Value
Pipelines (continued)
3.60%, 02/15/51(a)	$1,319	$886,142
5.05%, 02/15/46	783	680,066
5.20%, 03/01/48	865	756,525
5.45%, 08/01/52	997	889,996
5.55%, 06/01/45	1,703	1,577,680
5.95%, 08/01/54(a)	936	900,768
6.15%, 08/01/56	1,170	1,146,653
MPLX LP
4.50%, 04/15/38	2,665	2,357,887
4.70%, 04/15/48	1,769	1,426,773
4.90%, 04/15/58	516	410,303
4.95%, 03/14/52	1,708	1,397,425
5.20%, 03/01/47	1,050	913,830
5.20%, 12/01/47(a)	378	328,687
5.50%, 02/15/49	1,861	1,655,111
5.65%, 03/01/53	442	398,694
5.95%, 04/01/55(a)	1,275	1,197,591
6.10%, 04/01/56(a)	495	474,082
6.20%, 09/15/55(a)	1,004	975,204
NGPL PipeCo LLC, 7.77%, 12/15/37(b)	441	497,875
Northern Natural Gas Co.
3.40%, 10/16/51(b)	779	503,019
4.10%, 09/15/42(b)	238	186,387
4.30%, 01/15/49(b)	742	569,428
5.63%, 02/01/54(b)	471	433,523
ONEOK Partners LP
6.13%, 02/01/41	658	659,579
6.20%, 09/15/43	563	560,036
6.65%, 10/01/36	462	494,895
6.85%, 10/15/37	512	550,932
ONEOK, Inc.
3.95%, 03/01/50	824	578,668
4.20%, 12/01/42	186	144,759
4.20%, 03/15/45	354	267,317
4.20%, 10/03/47	838	627,385
4.25%, 09/15/46	552	423,118
4.45%, 09/01/49(a)	721	561,897
4.50%, 03/15/50	530	407,386
4.85%, 02/01/49	649	533,209
4.95%, 07/13/47(a)	433	360,600
5.05%, 04/01/45	420	360,036
5.15%, 10/15/43	319	281,862
5.20%, 07/15/48	973	836,244
5.45%, 06/01/47	643	577,648
5.60%, 04/01/44	240	220,662
5.70%, 11/01/54	1,780	1,620,310
5.85%, 11/01/64	1,065	959,381
6.25%, 10/15/55	1,270	1,246,405
6.40%, 05/01/37	200	207,214
6.63%, 09/01/53	1,778	1,819,830
7.15%, 01/15/51	482	518,156
Plains All American Pipeline LP/PAA Finance Corp.
4.30%, 01/31/43	863	693,493
4.70%, 06/15/44(a)	683	572,318
4.90%, 02/15/45	496	427,345
5.15%, 06/01/42(a)	375	336,702
6.65%, 01/15/37	462	488,560
Sabal Trail Transmission LLC
4.68%, 05/01/38(b)	504	454,002
4.83%, 05/01/48(a)(b)	494	409,171
Sabine Pass Liquefaction LLC, 5.90%, 09/15/37	172	176,791
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
South Bow USA Infrastructure Holdings LLC, 6.18%, 10/01/54	$682	$632,664
Southern Natural Gas Co. LLC, 4.80%, 03/15/47(b)	590	500,210
Spectra Energy Partners LP
4.50%, 03/15/45(a)	646	525,790
5.95%, 09/25/43	450	444,060
Targa Resources Corp.
4.95%, 04/15/52	1,105	909,283
6.05%, 05/15/56	750	714,093
6.13%, 05/15/55(a)	1,305	1,259,958
6.25%, 07/01/52	568	558,291
6.50%, 02/15/53(a)	1,122	1,136,501
Tennessee Gas Pipeline Co. LLC, 7.63%, 04/01/37	265	303,664
Texas Eastern Transmission LP, 4.15%, 01/15/48(b)	566	425,867
TransCanada PipeLines Ltd.
4.88%, 05/15/48(a)	470	407,842
5.00%, 10/16/43	295	268,620
5.10%, 03/15/49(a)	933	843,380
6.10%, 06/01/40	585	589,864
6.20%, 10/15/37(a)	1,752	1,807,942
7.25%, 08/15/38	775	860,528
7.63%, 01/15/39	1,387	1,579,705
Transcontinental Gas Pipe Line Co. LLC
3.95%, 05/15/50(a)	649	473,592
4.45%, 08/01/42	395	331,920
4.60%, 03/15/48	561	458,714
5.40%, 08/15/41	319	302,639
5.75%, 03/15/56	690	647,030
Western Midstream Operating LP
5.25%, 02/01/50	1,198	1,010,283
5.30%, 03/01/48(a)	770	655,647
5.45%, 04/01/44	481	427,556
5.50%, 08/15/48	324	280,971
Williams Companies, Inc. (The)
3.50%, 10/15/51	651	430,133
4.85%, 03/01/48	1,068	890,494
4.90%, 01/15/45	454	389,063
5.10%, 09/15/45	958	840,403
5.30%, 08/15/52(a)	952	828,651
5.40%, 03/04/44	500	457,876
5.75%, 06/24/44	888	847,060
5.80%, 11/15/43	312	300,380
5.80%, 11/15/54	1,189	1,108,443
5.95%, 03/15/56(a)	1,450	1,374,141
6.00%, 03/15/55	475	456,084
6.30%, 04/15/40	1,204	1,237,548
		144,332,727
Private Equity — 0.1%
Apollo Management Holdings LP, 5.00%, 03/15/48(a)(b)	335	282,694
Brookfield Finance, Inc., 5.81%, 03/03/55(a)	523	485,341
Carlyle Finance LLC, 5.65%, 09/15/48(a)(b)	299	276,319
Carlyle Holdings II Finance LLC, 5.63%, 03/30/43(a)(b)	609	567,676
KKR Group Finance Co. III LLC, 5.13%, 06/01/44(a)(b)	1,081	943,094
KKR Group Finance Co. VII LLC, 3.63%, 02/25/50(b)	568	378,320
Security	Par (000)	Value
Private Equity (continued)
KKR Group Finance Co. VIII LLC, 3.50%, 08/25/50(b)	$1,058	$684,914
KKR Group Finance Co. X LLC, 3.25%, 12/15/51(a)(b)	801	486,271
		4,104,629
Real Estate — 0.0%
Sinochem Overseas Capital Co. Ltd., 6.30%, 11/12/40(b)	485	524,156
Real Estate Investment Trusts — 1.2%
Alexandria Real Estate Equities, Inc.
3.55%, 03/15/52(a)	682	450,918
4.00%, 02/01/50	582	413,504
4.85%, 04/15/49	342	276,045
5.15%, 04/15/53	943	795,194
5.63%, 05/15/54	776	701,488
American Homes 4 Rent LP
3.38%, 07/15/51	345	221,991
4.30%, 04/15/52	639	479,871
American Tower Corp.
2.95%, 01/15/51	1,026	611,251
3.10%, 06/15/50(a)	1,002	620,865
3.70%, 10/15/49	844	587,854
Camden Property Trust, 3.35%, 11/01/49(a)	385	257,963
Crown Castle, Inc.
2.90%, 04/01/41	2,138	1,489,927
3.25%, 01/15/51(a)	884	553,413
4.00%, 11/15/49(a)	252	181,666
4.15%, 07/01/50	395	291,091
4.75%, 05/15/47(a)	237	194,121
5.20%, 02/15/49	423	362,483
Equinix, Inc.
2.95%, 09/15/51(a)	373	217,702
3.00%, 07/15/50	731	436,921
3.40%, 02/15/52	493	312,251
ERP Operating LP
3.90%, 10/15/46	325	247,129
4.00%, 08/01/47	266	203,296
4.15%, 07/01/47	325	254,886
4.35%, 04/15/48	458	366,392
4.50%, 07/01/44(a)	1,022	860,564
4.50%, 06/01/45	232	193,568
Essex Portfolio LP
2.65%, 09/01/50	347	197,320
4.50%, 03/15/48(a)	482	386,135
Federal Realty OP LP
3.63%, 08/01/46(a)	309	214,123
4.50%, 12/01/44	509	421,891
FIBRA Prologis, 5.63%, 01/14/38(b)	130	122,572
GLP Capital LP/GLP Financing II, Inc.
5.75%, 11/01/37	545	518,834
6.25%, 09/15/54(a)	519	491,861
Goodman U.S. Finance Eight LLC, 5.88%, 04/28/46(b)	590	559,387
Goodman U.S. Finance Four LLC, 4.50%, 10/15/37(b)	298	263,775
Healthpeak OP LLC, 6.75%, 02/01/41	240	255,438
Kimco Realty OP LLC
3.70%, 10/01/49	367	261,932
4.13%, 12/01/46(a)	311	244,348
4.25%, 04/01/45	355	288,301

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
4.45%, 09/01/47	$548	$448,062
Mid-America Apartments LP, 2.88%, 09/15/51	506	303,312
NNN REIT, Inc.
3.00%, 04/15/52(a)	673	405,265
3.10%, 04/15/50	365	228,888
3.50%, 04/15/51	629	422,907
4.80%, 10/15/48(a)	349	291,372
Prologis LP
2.13%, 10/15/50	638	326,960
3.00%, 04/15/50	597	373,429
3.05%, 03/01/50	347	218,921
4.38%, 09/15/48	270	217,100
5.25%, 06/15/53	1,066	962,531
5.25%, 03/15/54	1,480	1,331,557
Public Storage Operating Co., 5.35%, 08/01/53	1,091	993,626
Realty Income Corp.
4.65%, 03/15/47	692	582,236
5.38%, 09/01/54(a)	640	593,696
Regency Centers LP
4.40%, 02/01/47(a)	486	397,624
4.65%, 03/15/49(a)	313	260,197
Simon Property Group LP
3.25%, 09/13/49(a)	1,489	974,477
3.80%, 07/15/50(a)	1,019	733,347
4.25%, 10/01/44(a)	287	234,149
4.25%, 11/30/46	603	477,883
4.75%, 03/15/42	623	552,974
5.85%, 03/08/53(a)	623	604,942
6.65%, 01/15/54	1,102	1,181,130
6.75%, 02/01/40	605	658,659
Trust Fibra Uno
6.39%, 01/15/50(b)	795	697,053
6.95%, 01/30/44(b)	720	684,648
Ventas Realty LP
4.38%, 02/01/45	272	221,105
4.88%, 04/15/49	502	421,473
5.70%, 09/30/43	437	419,673
VICI Properties LP
5.63%, 05/15/52(a)	787	689,094
6.13%, 04/01/54(a)	566	531,206
WEA Finance LLC, 4.63%, 09/20/48(b)	748	588,024
WEA Finance LLC/Westfield U.K. & Europe Finance PLC, 4.75%, 09/17/44(b)	459	380,721
Welltower OP LLC
4.95%, 09/01/48(a)	666	587,321
5.13%, 03/15/43	320	291,121
6.50%, 03/15/41	322	344,680
Weyerhaeuser Co., 4.00%, 03/09/52	509	365,213
		35,804,847
Retail — 2.3%
7-Eleven, Inc.
2.50%, 02/10/41(a)(b)	241	159,120
2.80%, 02/10/51(b)	1,508	850,719
Alimentation Couche-Tard, Inc.
3.44%, 05/13/41(b)	641	486,647
3.63%, 05/13/51(b)	245	167,189
3.80%, 01/25/50(b)	596	420,052
4.50%, 07/26/47(b)	1,034	825,015
5.62%, 02/12/54(b)	475	437,665
CK Hutchison International 20 Ltd., 3.38%, 05/08/50(b)	1,574	1,084,217
Security	Par (000)	Value
Retail (continued)
CK Hutchison International 21 Ltd., 3.13%, 04/15/41(a)(b)	$735	$547,606
Darden Restaurants, Inc., 4.55%, 02/15/48(a)	451	357,751
Dick's Sporting Goods, Inc., 4.10%, 01/15/52(a)	765	521,078
Dollar General Corp.
4.13%, 04/03/50(a)	499	368,121
5.50%, 11/01/52(a)	300	269,585
Dollar Tree, Inc., 3.38%, 12/01/51	297	188,409
El Puerto de Liverpool SAB de CV
5.75%, 02/10/38(b)	195	183,917
6.66%, 01/22/37(b)	230	237,015
Home Depot, Inc. (The)
2.38%, 03/15/51	2,139	1,150,588
2.75%, 09/15/51	1,246	722,883
3.13%, 12/15/49	1,436	919,817
3.30%, 04/15/40	1,371	1,067,594
3.35%, 04/15/50	1,511	1,006,544
3.50%, 09/15/56	1,220	799,269
3.63%, 04/15/52	1,750	1,207,826
3.90%, 06/15/47	870	654,644
4.20%, 04/01/43	703	580,899
4.25%, 04/01/46(a)	1,776	1,427,231
4.40%, 03/15/45	1,114	919,549
4.50%, 12/06/48	1,481	1,208,828
4.88%, 02/15/44	1,385	1,230,229
4.95%, 09/15/52(a)	842	725,123
5.30%, 06/25/54(a)	1,250	1,129,903
5.40%, 09/15/40	784	763,648
5.40%, 06/25/64(a)	345	311,476
5.88%, 12/16/36(a)	2,284	2,363,068
5.95%, 04/01/41	842	859,781
Lowe's Companies, Inc.
2.80%, 09/15/41	1,477	1,016,151
3.00%, 10/15/50	2,347	1,410,772
3.50%, 04/01/51	514	339,924
3.70%, 04/15/46	1,117	802,278
4.05%, 05/03/47	1,520	1,138,482
4.25%, 04/01/52	1,374	1,023,747
4.38%, 09/15/45	458	365,364
4.45%, 04/01/62	1,053	773,020
4.55%, 04/05/49	510	406,348
4.65%, 04/15/42	469	403,755
5.00%, 04/15/40	165	151,522
5.00%, 09/15/43	245	215,494
5.13%, 04/15/50(a)	584	501,664
5.63%, 04/15/53(a)	1,330	1,220,644
5.75%, 07/01/53(a)	639	595,903
5.80%, 10/15/36	120	123,150
5.80%, 09/15/62	1,144	1,051,523
5.85%, 04/01/63	414	386,555
Marks & Spencer PLC, 7.13%, 12/01/37(b)	5	5,328
McDonald's Corp.
3.63%, 05/01/43	430	325,656
3.63%, 09/01/49(a)	2,194	1,523,970
3.70%, 02/15/42	380	297,519
4.20%, 04/01/50	1,342	1,027,061
4.45%, 03/01/47	1,490	1,204,385
4.45%, 09/01/48	1,281	1,030,278
4.60%, 05/26/45	856	718,904
4.88%, 07/15/40	284	259,299
4.88%, 12/09/45	1,921	1,663,696
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
5.15%, 09/09/52(a)	$1,096	$959,148
5.45%, 08/14/53(a)	606	556,923
5.70%, 02/01/39	375	378,315
6.30%, 10/15/37	847	896,707
6.30%, 03/01/38	737	780,711
Starbucks Corp.
3.35%, 03/12/50	640	418,081
3.50%, 11/15/50(a)	1,435	959,971
3.75%, 12/01/47	354	254,664
4.30%, 06/15/45	301	240,971
4.45%, 08/15/49(a)	836	661,941
4.50%, 11/15/48(a)	1,147	918,418
Target Corp.
2.95%, 01/15/52(a)	1,495	913,537
3.63%, 04/15/46	457	333,689
3.90%, 11/15/47	590	442,209
4.00%, 07/01/42	1,064	864,848
4.80%, 01/15/53(a)	840	717,381
6.50%, 10/15/37(a)	174	187,841
7.00%, 01/15/38	675	761,721
Tiffany & Co., 4.90%, 10/01/44	231	200,187
TJX Companies, Inc. (The), 4.50%, 04/15/50(a)	444	365,762
Walmart, Inc.
2.50%, 09/22/41	940	651,720
2.65%, 09/22/51	1,169	687,963
2.95%, 09/24/49	896	572,199
3.63%, 12/15/47(a)	312	235,696
3.95%, 06/28/38	634	566,708
4.00%, 04/11/43	519	427,609
4.05%, 06/29/48	1,465	1,158,585
4.30%, 04/22/44(a)	235	202,098
4.50%, 09/09/52	1,003	829,588
4.50%, 04/15/53(a)	1,341	1,107,482
4.88%, 07/08/40	315	295,259
5.00%, 10/25/40(a)	275	267,181
5.63%, 04/01/40	877	892,621
5.63%, 04/15/41	472	483,345
6.20%, 04/15/38(a)	619	668,707
6.50%, 08/15/37	1,175	1,299,765
		68,294,949
Semiconductors — 2.3%
Advanced Micro Devices, Inc., 4.39%, 06/01/52(a)	276	214,443
Analog Devices, Inc.
2.80%, 10/01/41	1,209	843,856
2.95%, 10/01/51	800	486,729
5.30%, 12/15/45	340	312,412
5.30%, 04/01/54	515	465,342
Applied Materials, Inc.
2.75%, 06/01/50(a)	794	478,976
4.35%, 04/01/47	1,050	859,621
5.85%, 06/15/41	575	580,549
Broadcom, Inc.
3.19%, 11/15/36	2,429	1,915,880
3.50%, 02/15/41	3,085	2,291,528
3.75%, 02/15/51	2,481	1,669,912
4.90%, 02/15/38	615	565,219
4.93%, 05/15/37(b)	230	211,087
5.70%, 01/15/56(a)	1,085	977,402
Foundry JV Holdco LLC
6.20%, 01/25/37(b)	1,170	1,198,700
6.30%, 01/25/39(b)	996	1,024,402
Security	Par (000)	Value
Semiconductors (continued)
6.40%, 01/25/38(a)(b)	$1,406	$1,456,726
Intel Corp.
2.80%, 08/12/41	1,040	698,041
3.05%, 08/12/51	1,531	901,383
3.10%, 02/15/60(a)	827	443,282
3.20%, 08/12/61	1,300	705,954
3.25%, 11/15/49	1,472	906,612
3.73%, 12/08/47	2,286	1,566,846
4.10%, 05/19/46	1,874	1,376,529
4.10%, 05/11/47	1,121	815,780
4.25%, 12/15/42	460	363,500
4.60%, 03/25/40(a)	1,499	1,298,004
4.75%, 03/25/50	2,608	2,051,966
4.80%, 10/01/41	591	505,948
4.90%, 07/29/45(a)	1,301	1,079,111
4.90%, 08/05/52	1,878	1,493,097
4.95%, 03/25/60	844	659,274
5.05%, 08/05/62(a)	994	776,579
5.60%, 02/21/54(a)	1,373	1,203,102
5.63%, 02/10/43	1,780	1,653,526
5.70%, 02/10/53	1,556	1,389,170
5.90%, 02/10/63(a)	1,066	953,790
6.13%, 05/15/56(a)	1,824	1,720,087
6.20%, 05/15/66(a)	780	726,956
KLA Corp.
3.30%, 03/01/50	1,104	726,821
4.95%, 07/15/52(a)	1,292	1,108,012
5.00%, 03/15/49	345	301,106
5.25%, 07/15/62	713	622,666
Lam Research Corp.
2.88%, 06/15/50(a)	933	572,138
3.13%, 06/15/60	445	259,838
4.88%, 03/15/49(a)	588	510,745
Micron Technology, Inc.
3.37%, 11/01/41	356	266,769
3.48%, 11/01/51	380	253,909
NVIDIA Corp.
3.50%, 04/01/40(a)	820	647,273
3.50%, 04/01/50(a)	3,331	2,236,201
3.70%, 04/01/60(a)	609	403,470
5.55%, 06/15/46	4,454	4,094,006
5.63%, 06/15/56(a)	3,814	3,424,257
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.13%, 02/15/42	740	525,490
3.25%, 05/11/41(a)	884	641,449
3.25%, 11/30/51	361	226,802
QUALCOMM, Inc.
3.25%, 05/20/50(a)	1,004	641,668
4.30%, 05/20/47	1,808	1,407,929
4.50%, 05/20/52	1,020	798,705
4.80%, 05/20/45	1,473	1,257,617
6.00%, 05/20/53	963	938,117
Texas Instruments, Inc.
2.70%, 09/15/51	626	361,438
3.88%, 03/15/39	879	742,634
4.10%, 08/16/52	241	181,188
4.15%, 05/15/48	1,592	1,241,341
5.00%, 03/14/53	536	464,010
5.05%, 05/18/63	1,607	1,353,671
5.15%, 02/08/54(a)	650	578,082

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Semiconductors (continued)
TSMC Arizona Corp.
3.13%, 10/25/41	$745	$576,188
3.25%, 10/25/51	571	400,603
4.50%, 04/22/52(a)	1,013	879,348
		67,484,812
Software — 2.8%
Fidelity National Information Services, Inc.
3.10%, 03/01/41	651	456,214
4.50%, 08/15/46(a)	302	238,203
5.63%, 07/15/52	190	172,293
Series 30Y, 4.75%, 05/15/48	236	188,935
Fiserv, Inc., 4.40%, 07/01/49(a)	215	168,463
Intuit, Inc., 5.50%, 09/15/53(a)	1,267	1,099,489
Microsoft Corp.
2.50%, 09/15/50	1,461	818,252
2.53%, 06/01/50(a)	5,948	3,348,692
2.68%, 06/01/60	3,761	1,955,746
2.92%, 03/17/52	5,909	3,546,182
3.04%, 03/17/62(a)	2,535	1,427,374
3.50%, 11/15/42(a)	347	268,556
3.70%, 08/08/46	2,113	1,576,008
3.75%, 02/12/45	362	277,641
3.95%, 08/08/56(a)	741	534,793
4.00%, 02/12/55(a)	601	441,818
4.10%, 02/06/37(a)	994	909,598
4.25%, 02/06/47(a)	801	649,444
4.45%, 11/03/45(a)	1,142	962,746
4.50%, 10/01/40	688	622,728
4.50%, 06/15/47	643	536,953
4.50%, 02/06/57(a)	735	588,923
4.75%, 11/03/55	231	193,294
5.20%, 06/01/39(a)	393	392,189
5.30%, 02/08/41(a)	506	501,908
Oracle Corp.
3.60%, 04/01/40	2,892	2,004,460
3.60%, 04/01/50	4,352	2,525,521
3.65%, 03/25/41	2,298	1,551,824
3.80%, 11/15/37	1,679	1,276,972
3.85%, 04/01/60	3,552	2,001,717
3.95%, 03/25/51	4,300	2,608,077
4.00%, 07/15/46	2,568	1,646,760
4.00%, 11/15/47	2,072	1,300,288
4.10%, 03/25/61(a)	1,596	933,179
4.13%, 05/15/45	2,147	1,416,149
4.38%, 05/15/55	1,308	825,243
4.50%, 07/08/44	1,192	841,098
5.38%, 07/15/40	2,510	2,089,326
5.38%, 09/27/54	1,760	1,287,992
5.50%, 09/27/64	1,677	1,207,469
5.55%, 02/06/53	2,306	1,744,936
5.88%, 09/26/45	2,870	2,366,705
5.95%, 09/26/55	3,715	2,951,416
6.00%, 08/03/55	2,175	1,752,200
6.10%, 09/26/65	2,060	1,626,181
6.13%, 07/08/39	1,626	1,488,785
6.13%, 08/03/65	1,397	1,104,159
6.50%, 04/15/38(a)	1,841	1,780,146
6.55%, 02/04/46	2,890	2,582,089
6.70%, 02/04/56(a)	5,174	4,557,097
6.85%, 02/04/66	2,522	2,214,343
6.90%, 11/09/52(a)	2,867	2,588,587
Security	Par (000)	Value
Software (continued)
Salesforce, Inc.
2.70%, 07/15/41	$1,132	$753,723
2.90%, 07/15/51	2,032	1,143,875
3.05%, 07/15/61	1,468	780,073
6.40%, 03/15/46	1,635	1,610,116
6.55%, 03/15/56	3,293	3,213,311
6.70%, 03/15/66	1,285	1,267,881
ServiceNow, Inc., 6.30%, 05/15/56(a)	380	376,029
Synopsys, Inc., 5.70%, 04/01/55(a)	2,149	1,989,504
		83,283,673
Sovereign Debt Securities — 0.0%
Amazon Conservation DAC, 6.03%, 01/16/42(b)	95	93,550
Telecommunications — 5.6%
America Movil SAB de CV
4.38%, 07/16/42	1,407	1,172,547
4.38%, 04/22/49(a)	1,648	1,315,584
6.13%, 11/15/37	489	502,274
6.13%, 03/30/40	2,084	2,113,526
AT&T, Inc.
3.10%, 02/01/43	858	593,239
3.30%, 02/01/52	779	463,004
3.50%, 06/01/41	2,258	1,674,103
3.50%, 09/15/53	6,503	3,968,181
3.50%, 02/01/61	494	284,960
3.55%, 09/15/55	6,543	3,966,310
3.65%, 06/01/51	3,943	2,529,416
3.65%, 09/15/59(a)	6,657	4,009,413
3.80%, 12/01/57	5,733	3,601,508
3.85%, 06/01/60	1,727	1,079,701
4.30%, 12/15/42(a)	1,951	1,541,469
4.35%, 06/15/45	1,655	1,265,770
4.50%, 03/09/48	1,826	1,388,711
4.55%, 03/09/49	1,140	864,962
4.65%, 06/01/44(a)	907	739,313
4.75%, 05/15/46	2,106	1,687,267
4.80%, 06/15/44	658	550,935
4.85%, 03/01/39	990	886,909
4.85%, 07/15/45(a)	357	295,705
4.90%, 08/15/37	584	539,823
5.15%, 03/15/42(a)	881	776,907
5.15%, 11/15/46(a)	804	678,400
5.15%, 02/15/50	1,112	928,350
5.25%, 10/30/36	1,125	1,075,290
5.25%, 03/01/37	1,706	1,625,483
5.35%, 09/01/40(a)	1,282	1,193,401
5.45%, 03/01/47	1,084	952,498
5.55%, 08/15/41	577	540,909
5.55%, 11/01/45	1,930	1,721,960
5.65%, 02/15/47	748	682,773
5.70%, 11/01/54	1,201	1,050,553
5.70%, 03/01/57(a)	720	659,037
5.85%, 04/30/46	2,620	2,412,596
6.00%, 08/15/40	470	463,253
6.00%, 04/30/56	1,165	1,060,808
6.05%, 08/15/56	955	877,602
6.20%, 10/30/56(a)	1,662	1,560,405
6.25%, 03/29/41(a)	360	356,085
6.30%, 01/15/38	776	796,435
6.30%, 10/30/66	1,863	1,737,457
6.38%, 03/01/41(a)	521	537,129
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
6.55%, 02/15/39(a)	$268	$283,339
Beacon Point DC LLC, 6.13%, 11/30/42(a)(b)	4,216	4,001,434
Bell Telephone Co. of Canada or Bell Canada
4.46%, 04/01/48(a)	605	484,515
5.55%, 02/15/54(a)	1,172	1,063,373
British Telecommunications Ltd., 4.25%, 11/08/49(a)(b)	510	385,938
Cisco Systems, Inc.
5.30%, 02/26/54	2,122	1,906,981
5.35%, 02/26/64	1,184	1,048,370
5.50%, 01/15/40	1,866	1,837,481
5.50%, 02/24/55(a)	835	776,677
5.90%, 02/15/39	1,973	2,024,925
Corning, Inc.
3.90%, 11/15/49	300	215,152
4.38%, 11/15/57	895	672,430
4.70%, 03/15/37	215	199,269
4.75%, 03/15/42	376	332,330
5.35%, 11/15/48(a)	777	702,765
5.45%, 11/15/79	944	813,162
5.75%, 08/15/40	301	298,401
5.85%, 11/15/68(a)	426	393,642
Deutsche Telekom AG, 3.63%, 01/21/50(a)(b)	1,172	809,345
Deutsche Telekom International Finance BV
4.75%, 06/21/38(b)	627	579,137
4.88%, 03/06/42(a)(b)	1,027	910,819
HUT 8 DC LLC, 6.19%, 11/15/42(a)(b)	1,410	1,369,378
Juniper Networks, Inc., 5.95%, 03/15/41	294	281,721
Motorola Solutions, Inc., 5.50%, 09/01/44	249	230,331
Nokia OYJ, 6.63%, 05/15/39	482	492,720
Ooredoo International Finance Ltd., 4.50%, 01/31/43(b)	558	481,823
Orange SA
5.38%, 01/13/42	845	792,216
5.50%, 02/06/44	877	827,924
5.75%, 01/13/56(a)(b)	380	362,886
Rogers Communications, Inc.
3.70%, 11/15/49	508	351,676
4.30%, 02/15/48	382	288,783
4.35%, 05/01/49	470	358,792
4.50%, 03/15/42	797	655,324
4.50%, 03/15/43(a)	281	230,322
4.55%, 03/15/52	1,765	1,336,065
5.00%, 03/15/44	845	726,888
5.45%, 10/01/43	656	588,555
7.50%, 08/15/38	1,070	1,176,500
Sopaipilla Investor LLC, 7.53%, 11/30/48(b)	105	107,562
Telefonica Emisiones SA
4.67%, 03/06/38	466	413,289
4.90%, 03/06/48	1,399	1,138,751
5.21%, 03/08/47	2,522	2,153,585
5.52%, 03/01/49	940	829,551
TELUS Corp.
4.30%, 06/15/49	180	139,100
4.60%, 11/16/48	230	187,610
T-Mobile USA, Inc.
3.00%, 02/15/41	3,204	2,260,868
3.30%, 02/15/51	3,651	2,249,493
3.40%, 10/15/52	2,621	1,615,546
3.60%, 11/15/60	1,767	1,066,975
4.38%, 04/15/40	2,618	2,210,089
Security	Par (000)	Value
Telecommunications (continued)
4.50%, 04/15/50	$3,145	$2,400,361
5.25%, 06/15/55	970	811,522
5.50%, 01/15/55	932	810,186
5.65%, 01/15/53	2,109	1,883,082
5.70%, 01/15/56(a)	1,010	903,611
5.75%, 01/15/54(a)	1,566	1,412,843
5.80%, 09/15/62	636	564,703
5.85%, 02/15/56(a)	1,118	1,022,475
5.88%, 11/15/55	1,610	1,474,822
6.00%, 06/15/54(a)	855	796,772
Verizon Communications, Inc.
2.65%, 11/20/40	3,380	2,319,118
2.85%, 09/03/41	883	604,229
2.88%, 11/20/50(a)	1,964	1,135,686
2.99%, 10/30/56	4,162	2,301,203
3.00%, 11/20/60(a)	1,469	800,761
3.40%, 03/22/41	2,967	2,210,938
3.55%, 03/22/51	3,518	2,318,535
3.70%, 03/22/61(a)	3,080	1,971,109
3.85%, 11/01/42	644	494,987
3.88%, 03/01/52(a)	870	605,325
4.00%, 03/22/50	1,459	1,060,377
4.13%, 08/15/46	672	508,154
4.52%, 09/15/48	1,769	1,381,110
4.67%, 03/15/55	574	442,550
4.75%, 11/01/41	511	448,548
4.81%, 03/15/39	2,096	1,881,439
4.86%, 08/21/46	2,517	2,095,776
5.01%, 04/15/49	1,032	857,411
5.01%, 08/21/54	636	521,557
5.25%, 03/16/37	2,754	2,638,484
5.40%, 07/02/37	2,265	2,189,692
5.50%, 03/16/47	567	520,043
5.50%, 02/23/54(a)	928	829,199
5.75%, 11/30/45	1,485	1,386,184
5.88%, 11/30/55(a)	3,260	3,004,715
6.00%, 11/30/65	1,627	1,496,149
6.55%, 09/15/43	811	839,578
Vodafone Group PLC
4.25%, 09/17/50	1,894	1,396,827
4.38%, 02/19/43	1,090	883,263
4.88%, 06/19/49	1,581	1,295,352
5.00%, 05/30/38	743	698,385
5.13%, 06/19/59(a)	640	538,406
5.25%, 05/30/48	1,086	946,293
5.63%, 02/10/53	698	625,095
5.75%, 06/28/54(a)	1,399	1,274,106
5.75%, 02/10/63	641	570,083
5.88%, 06/28/64	890	805,331
6.10%, 06/18/56	1,550	1,470,427
6.15%, 02/27/37	1,312	1,352,868
Xiaomi Best Time International Ltd., 4.10%, 07/14/51(b)	415	301,402
		164,486,841
Toys, Games & Hobbies — 0.1%
Hasbro, Inc.
5.10%, 05/15/44	236	201,214
6.35%, 03/15/40(a)	637	652,542

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Toys, Games & Hobbies (continued)
Mattel, Inc.
5.45%, 11/01/41(a)	$330	$293,048
6.20%, 10/01/40	256	247,188
		1,393,992
Transportation — 2.9%
Burlington Northern Santa Fe LLC
2.88%, 06/15/52	481	285,559
3.05%, 02/15/51	585	366,302
3.30%, 09/15/51	803	523,489
3.55%, 02/15/50	1,496	1,040,487
3.90%, 08/01/46	890	676,199
4.05%, 06/15/48	603	463,060
4.13%, 06/15/47	595	465,399
4.15%, 04/01/45	1,125	902,194
4.15%, 12/15/48	780	607,086
4.38%, 09/01/42	545	464,538
4.40%, 03/15/42	698	600,225
4.45%, 03/15/43	723	619,380
4.45%, 01/15/53	1,033	823,936
4.55%, 09/01/44	915	778,968
4.70%, 09/01/45	721	620,534
4.90%, 04/01/44	712	636,733
4.95%, 09/15/41	268	248,216
5.05%, 03/01/41(a)	383	361,271
5.15%, 09/01/43	521	483,976
5.20%, 04/15/54	1,580	1,407,864
5.40%, 06/01/41	600	585,926
5.50%, 03/15/55	1,410	1,310,653
5.55%, 03/15/56(a)	1,390	1,302,002
5.75%, 05/01/40(a)	1,512	1,529,055
5.80%, 03/15/56	895	868,530
6.15%, 05/01/37(a)	833	885,565
Canadian National Railway Co.
2.45%, 05/01/50	863	484,371
3.20%, 08/02/46	777	535,917
3.50%, 11/15/42	158	118,565
3.65%, 02/03/48	619	446,465
4.40%, 08/05/52(a)	654	525,058
4.45%, 01/20/49	731	597,267
4.50%, 11/07/43(a)	178	148,905
6.13%, 11/01/53	255	263,395
6.38%, 11/15/37	229	246,060
Canadian Pacific Railway Co.
3.00%, 12/02/41(a)	1,195	853,740
3.10%, 12/02/51	1,568	978,189
3.50%, 05/01/50(a)	620	422,403
4.20%, 11/15/69	926	652,615
4.30%, 05/15/43	351	292,576
4.70%, 05/01/48	388	327,095
4.80%, 08/01/45	641	558,394
4.95%, 08/15/45	357	316,328
5.50%, 03/15/56	500	462,333
5.75%, 01/15/42(a)	173	172,569
5.95%, 05/15/37	348	360,562
6.13%, 09/15/2115(a)	879	866,714
Central Japan Railway Co., 4.25%, 11/24/45(b)	215	172,398
CSX Corp.
2.50%, 05/15/51	620	347,341
3.35%, 09/15/49	761	509,973
3.80%, 11/01/46	977	728,903
3.80%, 04/15/50	414	301,693
Security	Par (000)	Value
Transportation (continued)
3.95%, 05/01/50	$468	$348,311
4.10%, 03/15/44	791	636,496
4.25%, 11/01/66	582	424,348
4.30%, 03/01/48	1,040	827,646
4.40%, 03/01/43	372	315,085
4.50%, 03/15/49	404	327,888
4.50%, 11/15/52	1,487	1,193,426
4.50%, 08/01/54	1,221	975,955
4.65%, 03/01/68(a)	1,240	970,779
4.75%, 05/30/42	756	673,921
4.75%, 11/15/48	832	704,589
4.90%, 03/15/55(a)	445	379,323
5.50%, 04/15/41	597	582,854
6.00%, 10/01/36	288	300,955
6.15%, 05/01/37	556	586,242
6.22%, 04/30/40	734	771,109
Empresa de los Ferrocarriles del Estado
3.07%, 08/18/50(b)	395	242,190
3.83%, 09/14/61(b)	716	472,746
Empresa de Transporte de Pasajeros Metro SA
3.69%, 09/13/61(a)(b)	675	431,197
4.70%, 05/07/50(b)	1,028	829,351
5.00%, 01/25/47(b)	360	307,715
ENA Master Trust, 4.00%, 05/19/48(b)	386	310,418
FedEx Corp.
4.05%, 02/15/48(a)	390	305,281
5.10%, 01/15/44	361	320,926
5.25%, 05/15/50(a)	353	306,477
5.25%, 05/15/50	1,195	1,064,601
Norfolk Southern Corp.
2.90%, 08/25/51	425	254,233
3.05%, 05/15/50	624	389,923
3.16%, 05/15/55	1,032	630,946
3.40%, 11/01/49	487	327,402
3.70%, 03/15/53	311	213,965
3.94%, 11/01/47	536	403,181
3.95%, 10/01/42	674	538,543
4.05%, 08/15/52	1,103	813,889
4.10%, 05/15/49	884	672,035
4.10%, 05/15/2121	570	376,321
4.15%, 02/28/48	660	512,453
4.45%, 06/15/45	379	313,413
4.55%, 06/01/53	900	717,487
4.65%, 01/15/46	462	389,842
4.80%, 08/15/43	205	177,684
4.84%, 10/01/41	432	388,876
5.10%, 08/01/2118	430	365,233
5.35%, 08/01/54(a)	1,025	925,763
5.95%, 03/15/64	466	453,095
Polar Tankers, Inc., 5.95%, 05/10/37(b)	156	161,410
TTX Co.
3.90%, 02/01/45(b)	340	262,103
4.20%, 07/01/46(b)	360	287,153
4.60%, 02/01/49(b)	661	550,713
4.65%, 06/15/44(b)	75	63,697
5.65%, 12/01/52(b)	250	239,365
Union Pacific Corp.
2.95%, 03/10/52	744	450,177
2.97%, 09/16/62	918	506,218
3.20%, 05/20/41	993	749,465
3.25%, 02/05/50	2,194	1,437,213
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation (continued)
3.35%, 08/15/46	$385	$270,133
3.38%, 02/14/42	385	292,776
3.50%, 02/14/53	1,576	1,055,103
3.55%, 08/15/39	572	467,421
3.55%, 05/20/61	1,573	1,008,255
3.60%, 09/15/37	398	339,511
3.75%, 02/05/70	990	640,953
3.80%, 10/01/51	1,055	754,489
3.80%, 04/06/71	758	493,925
3.84%, 03/20/60	2,708	1,854,200
3.85%, 02/14/72(a)	1,110	736,644
3.88%, 02/01/55	601	427,953
3.95%, 08/15/59	927	651,456
4.00%, 04/15/47	590	452,826
4.05%, 11/15/45	352	275,619
4.05%, 03/01/46(a)	468	365,390
4.10%, 09/15/67	698	491,152
4.30%, 03/01/49	713	564,433
4.50%, 09/10/48	328	268,710
4.95%, 09/09/52	503	435,749
4.95%, 05/15/53	842	722,664
5.15%, 01/20/63	793	686,834
5.60%, 12/01/54(a)	900	851,756
United Parcel Service, Inc.
3.40%, 11/15/46	770	539,039
3.40%, 09/01/49	749	504,323
3.63%, 10/01/42	253	195,263
3.75%, 11/15/47	1,029	749,890
4.25%, 03/15/49	822	641,852
4.88%, 11/15/40(a)	397	365,295
5.05%, 03/03/53	1,134	981,597
5.20%, 04/01/40(a)	463	444,735
5.30%, 04/01/50	1,822	1,656,048
5.50%, 05/22/54(a)	1,205	1,112,358
5.60%, 05/22/64	750	690,916
5.95%, 05/14/55(a)	1,459	1,431,958
6.05%, 05/14/65(a)	1,175	1,152,039
6.20%, 01/15/38	1,684	1,779,468
		85,081,336
Trucking & Leasing — 0.1%
GATX Corp.
3.10%, 06/01/51	1,006	612,462
4.50%, 03/30/45(a)	230	183,236
5.20%, 03/15/44(a)	813	731,859
6.05%, 06/05/54(a)	1,352	1,314,365
		2,841,922
Water — 0.3%
American Water Capital Corp.
3.25%, 06/01/51	655	418,874
3.45%, 05/01/50(a)	623	418,582
3.75%, 09/01/47	825	599,939
4.00%, 12/01/46	555	423,110
4.15%, 06/01/49	415	317,316
4.20%, 09/01/48	535	413,835
4.30%, 12/01/42	867	721,579
Security	Par (000)	Value
Water (continued)
4.30%, 09/01/45	$826	$666,371
5.45%, 03/01/54	1,025	933,748
5.70%, 09/01/55	1,520	1,429,843
6.59%, 10/15/37	972	1,051,650
Essential Utilities, Inc.
3.35%, 04/15/50	471	306,325
4.28%, 05/01/49	355	273,937
5.30%, 05/01/52	875	771,477
		8,746,586
Total Corporate Bonds & Notes — 97.8% (Cost: $3,335,994,883)		2,870,937,083
Foreign Government Obligations(f)
South Korea — 0.0%
Korea Gas Corp., 6.25%, 01/20/42(a)(b)	880	946,435
Total Foreign Government Obligations — 0.0% (Cost: $1,078,891)		946,435
Total Long-Term Investments — 97.8% (Cost: $3,337,073,774)		2,871,883,518
	Shares
Short-Term Securities
Money Market Funds — 13.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.84%(g)(h)(i)	389,308,955	389,425,748
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.65%(g)(h)	15,370,000	15,370,000
Total Short-Term Securities — 13.8% (Cost: $404,744,197)		404,795,748
Total Investments — 111.6% (Cost: $3,741,817,971)		3,276,679,266
Liabilities in Excess of Other Assets — (11.6)%		(340,097,611)
Net Assets — 100.0%		$2,936,581,655

(a)	All or a portion of this security is on loan.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(e)	Perpetual security with no stated maturity date.
(f)	U.S. dollar denominated security issued by foreign domiciled entity.
(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period end.
(i)	All or a portion of this security was purchased with the cash collateral from loaned securities.

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® 10+ Year Investment Grade Corporate Bond ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended August 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 02/28/26	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/26	Shares Held at 08/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$318,707,144	$70,782,596 (a)	$—	$(16,518)	$(47,474)	$389,425,748	389,308,955	$456,540 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	9,860,000	5,510,000 (a)	—	—	—	15,370,000	15,370,000	208,518	—
				$(16,518)	$(47,474)	$404,795,748		$665,058	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$2,870,937,083	$—	$2,870,937,083
Foreign Government Obligations	—	946,435	—	946,435
Short-Term Securities
Money Market Funds	404,795,748	—	—	404,795,748
	$404,795,748	$2,871,883,518	$—	$3,276,679,266
See notes to financial statements.
Schedule of Investments

Statements of Assets and Liabilities (unaudited)
August 31, 2026

	iShares Broad USD Floating Rate Loan ETF	iShares Broad USD Investment Grade Corporate Bond ETF	iShares 1-5 Year Investment Grade Corporate Bond ETF	iShares 5-10 Year Investment Grade Corporate Bond ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$20,024,462	$17,496,689,025	$22,980,312,027	$18,356,935,374
Investments, at value—affiliated(c)	4,819,181	1,986,171,861	1,533,551,802	2,237,786,689
Cash	15,916	6,072,998	10,805,332	26,756
Foreign currency, at value(d)	—	89	1,408	—
Receivables:
Investments sold	11,673	1,673,826	268,240,572	137,112,485
Securities lending income—affiliated	475	511,811	480,097	620,378
Loans	49,609	—	—	—
Capital shares sold	—	3,204,774	4,350,449	1,216,733
Dividends—affiliated	3,316	207,138	172,644	258,085
Interest—unaffiliated	96,903	236,920,016	272,949,849	255,197,516
Unrealized appreciation on unfunded floating rate loan interests	241	—	—	—
Total assets	25,021,776	19,731,451,538	25,070,864,180	20,989,154,016
LIABILITIES
Collateral on securities loaned, at value	1,832,025	1,889,038,955	1,522,398,093	2,208,318,528
Payables:
Investments purchased	381,790	10,922,762	89,187,150	34,967,888
Capital shares redeemed	—	631,216	—	—
Investment advisory fees	7,196	595,873	793,848	634,025
Unrealized depreciation on unfunded floating rate loan interests	27	—	—	—
Total liabilities	2,221,038	1,901,188,806	1,612,379,091	2,243,920,441
Commitments and contingent liabilities
NET ASSETS	$22,800,738	$17,830,262,732	$23,458,485,089	$18,745,233,575
NET ASSETS CONSIST OF
Paid-in capital	$22,610,042	$19,038,843,297	$24,176,519,933	$20,256,396,361
Accumulated earnings (loss)	190,696	(1,208,580,565)	(718,034,844)	(1,511,162,786)
NET ASSETS	$22,800,738	$17,830,262,732	$23,458,485,089	$18,745,233,575
NET ASSET VALUE
Shares outstanding	450,000	354,700,000	450,550,000	359,450,000
Net asset value	$50.67	$50.27	$52.07	$52.15
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	None	None	None	None
(a) Investments, at cost—unaffiliated	$19,976,578	$18,493,770,543	$23,176,484,261	$18,804,818,767
(b) Securities loaned, at value	$1,792,649	$1,817,618,208	$1,468,400,773	$2,129,530,288
(c) Investments, at cost—affiliated	$4,827,232	$1,985,914,197	$1,533,056,220	$2,237,361,070
(d) Foreign currency, at cost	$—	$78	$1,411	$—
See notes to financial statements.

2026 iShares Semi-Annual Financial Statements and Additional Information

Statements of Assets and Liabilities (unaudited)(continued)
August 31, 2026

iShares 10+ Year Investment Grade Corporate Bond ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$2,871,883,518
Investments, at value—affiliated(c)	404,795,748
Receivables:
Investments sold	4,068,536
Securities lending income—affiliated	93,185
Capital shares sold	387,112
Dividends—affiliated	27,188
Interest—unaffiliated	46,126,362
Total assets	3,327,381,649
LIABILITIES
Bank overdraft	85,758
Collateral on securities loaned, at value	389,469,240
Payables:
Investments purchased	1,137,149
Capital shares redeemed	10,219
Investment advisory fees	97,628
Total liabilities	390,799,994
Commitments and contingent liabilities
NET ASSETS	$2,936,581,655
NET ASSETS CONSIST OF
Paid-in capital	$3,573,387,662
Accumulated loss	(636,806,007)
NET ASSETS	$2,936,581,655
NET ASSET VALUE
Shares outstanding	61,100,000
Net asset value	$48.06
Shares authorized	Unlimited
Par value	None
(a) Investments, at cost—unaffiliated	$3,337,073,774
(b) Securities loaned, at value	$373,090,837
(c) Investments, at cost—affiliated	$404,744,197
See notes to financial statements.
Statements of Assets and Liabilities

Statements of Operations (unaudited)
Six Months Ended August 31, 2026

	iShares Broad USD Floating Rate Loan ETF(a)	iShares Broad USD Investment Grade Corporate Bond ETF	iShares 1-5 Year Investment Grade Corporate Bond ETF	iShares 5-10 Year Investment Grade Corporate Bond ETF
INVESTMENT INCOME
Dividends—affiliated	$127,952	$1,073,674	$819,781	$1,381,598
Interest—unaffiliated	627,036	414,592,141	516,878,745	451,505,442
Securities lending income—affiliated—net	1,851	2,690,546	2,567,586	3,167,941
Other income—unaffiliated	56,688	10,910	3,785	—
Foreign taxes withheld	—	(11)	453	—
Total investment income	813,527	418,367,260	520,270,350	456,054,981
EXPENSES
Investment advisory	44,693	3,465,941	4,528,421	3,671,865
Commitment costs	108	—	—	—
Interest expense	19	—	74	—
Total expenses	44,820	3,465,941	4,528,495	3,671,865
Less:
Investment advisory fees waived	(4,502)	—	—	—
Total expenses after fees waived	40,318	3,465,941	4,528,495	3,671,865
Net investment income	773,209	414,901,319	515,741,855	452,383,116
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	8,075	(63,317,073)	(958,137)	(125,512,375)
Investments—affiliated	(190)	(148,916)	(111,169)	(188,509)
In-kind redemptions—unaffiliated(b)	—	29,223,332	19,301,439	28,117,357
	7,885	(34,242,657)	18,232,133	(97,583,527)
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated	47,884	(679,399,030)	(521,718,954)	(727,788,444)
Investments—affiliated	(8,051)	(213,336)	(192,694)	(285,570)
Foreign currency translations	—	(2)	(25)	—
Unfunded floating rate loan interests	214	—	—	—
	40,047	(679,612,368)	(521,911,673)	(728,074,014)
Net realized and unrealized gain (loss)	47,932	(713,855,025)	(503,679,540)	(825,657,541)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$821,141	$(298,953,706)	$12,062,315	$(373,274,425)
(a) For the period from March 03, 2026 (commencement of operations) to August 31, 2026.
(b) See Note 2 of the Notes to Financial Statements.
See notes to financial statements.

2026 iShares Semi-Annual Financial Statements and Additional Information

Statements of Operations (unaudited)(continued)
Six Months Ended August 31, 2026

iShares 10+ Year Investment Grade Corporate Bond ETF
INVESTMENT INCOME
Dividends—affiliated	$208,518
Interest—unaffiliated	71,966,941
Securities lending income—affiliated—net	456,540
Other income—unaffiliated	1,960
Foreign taxes withheld	(153)
Total investment income	72,633,806
EXPENSES
Investment advisory	541,768
Interest expense	55
Total expenses	541,823
Net investment income	72,091,983
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	(19,662,940)
Investments—affiliated	(16,518)
In-kind redemptions—unaffiliated(a)	(20,595,398)
(40,274,856)
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated	(146,480,308)
Investments—affiliated	(47,474)
(146,527,782)
Net realized and unrealized loss	(186,802,638)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(114,710,655)
(a) See Note 2 of the Notes to Financial Statements.
See notes to financial statements.
Statements of Operations

Statements of Changes in Net Assets

	iShares Broad USD Floating Rate Loan ETF	iShares Broad USD Investment Grade Corporate Bond ETF
	Period From 03/03/26(a) to 08/31/26 (unaudited)	Six Months Ended 08/31/26 (unaudited)	Year Ended 02/28/26
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$773,209	$414,901,319	$686,517,603
Net realized gain (loss)	7,885	(34,242,657)	(37,961,891)
Net change in unrealized appreciation (depreciation)	40,047	(679,612,368)	345,764,060
Net increase (decrease) in net assets resulting from operations	821,141	(298,953,706)	994,319,772
DISTRIBUTIONS TO SHAREHOLDERS(b)
Decrease in net assets resulting from distributions to shareholders	(630,445)(c)	(410,434,408)(c)	(669,389,306)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	22,610,042	1,539,456,329	4,132,802,770
NET ASSETS
Total increase in net assets	22,800,738	830,068,215	4,457,733,236
Beginning of period	—	17,000,194,517	12,542,461,281
End of period	$22,800,738	$17,830,262,732	$17,000,194,517

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.

2026 iShares Semi-Annual Financial Statements and Additional Information

Statements of Changes in Net Assets(continued)

	iShares 1-5 Year Investment Grade Corporate Bond ETF		iShares 5-10 Year Investment Grade Corporate Bond ETF
	Six Months Ended 08/31/26 (unaudited)	Year Ended 02/28/26	Six Months Ended 08/31/26 (unaudited)	Year Ended 02/28/26
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$515,741,855	$972,328,260	$452,383,116	$761,348,491
Net realized gain (loss)	18,232,133	72,693,726	(97,583,527)	(154,302,451)
Net change in unrealized appreciation (depreciation)	(521,911,673)	289,152,728	(728,074,014)	695,301,162
Net increase (decrease) in net assets resulting from operations	12,062,315	1,334,174,714	(373,274,425)	1,302,347,202
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(511,689,754)(b)	(969,527,116)	(445,218,747)(b)	(747,971,495)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	1,341,185,863	549,161,122	1,271,607,259	2,400,950,284
NET ASSETS
Total increase in net assets	841,558,424	913,808,720	453,114,087	2,955,325,991
Beginning of period	22,616,926,665	21,703,117,945	18,292,119,488	15,336,793,497
End of period	$23,458,485,089	$22,616,926,665	$18,745,233,575	$18,292,119,488

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
Statements of Changes in Net Assets

Statements of Changes in Net Assets(continued)

	iShares 10+ Year Investment Grade Corporate Bond ETF
	Six Months Ended 08/31/26 (unaudited)	Year Ended 02/28/26
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$72,091,983	$134,374,957
Net realized loss	(40,274,856)	(48,970,035)
Net change in unrealized appreciation (depreciation)	(146,527,782)	49,713,897
Net increase (decrease) in net assets resulting from operations	(114,710,655)	135,118,819
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(70,952,788)(b)	(133,910,467)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	343,525,860	22,638,472
NET ASSETS
Total increase in net assets	157,862,417	23,846,824
Beginning of period	2,778,719,238	2,754,872,414
End of period	$2,936,581,655	$2,778,719,238

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.

2026 iShares Semi-Annual Financial Statements and Additional Information

Financial Highlights
(For a share outstanding throughout the period)

iShares Broad USD Floating Rate Loan ETF
Period From 03/03/26(a) to 08/31/26 (unaudited)
Net asset value, beginning of period	$50.00
Net investment income(b)	1.73
Net realized and unrealized gain(c)	0.34
Net increase from investment operations	2.07
Distributions from net investment income(d)	(1.40)(e)
Net asset value, end of period	$50.67
Total Return(f)
Based on net asset value	4.18%(g)
Ratios to Average Net Assets(h)
Total expenses	0.40%(i)
Total expenses after fees waived	0.36%(i)
Net investment income	6.92%(i)
Supplemental Data
Net assets, end of period (000)	$22,801
Portfolio turnover rate(j)	8%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares Broad USD Investment Grade Corporate Bond ETF
	Six Months Ended 08/31/26 (unaudited)	Year Ended 02/28/26	Year Ended 02/28/25	Year Ended 02/29/24	Year Ended 02/28/23	Year Ended 02/28/22
Net asset value, beginning of period	$52.41	$51.42	$50.35	$49.43	$56.64	$60.09
Net investment income(a)	1.23	2.42	2.31	2.09	1.66	1.36
Net realized and unrealized gain (loss)(b)	(2.15)	0.96	1.04	0.87	(7.28)	(3.43)
Net increase (decrease) from investment operations	(0.92)	3.38	3.35	2.96	(5.62)	(2.07)
Distributions from net investment income(c)	(1.22)(d)	(2.39)	(2.28)	(2.04)	(1.59)	(1.38)
Net asset value, end of period	$50.27	$52.41	$51.42	$50.35	$49.43	$56.64
Total Return(e)
Based on net asset value	(1.74)%(f)	6.72%	6.82%	6.14%	(9.99)%	(3.51)%
Ratios to Average Net Assets(g)
Total expenses	0.04%(h)	0.04%	0.04%	0.04%	0.04%	0.04%
Net investment income	4.79%(h)	4.70%	4.53%	4.20%	3.27%	2.27%
Supplemental Data
Net assets, end of period (000)	$17,830,263	$17,000,195	$12,542,461	$10,478,746	$8,240,435	$6,582,071
Portfolio turnover rate(i)	10%	12%	12%	10%	11%	12%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

2026 iShares Semi-Annual Financial Statements and Additional Information

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares 1-5 Year Investment Grade Corporate Bond ETF
	Six Months Ended 08/31/26 (unaudited)	Year Ended 02/28/26	Year Ended 02/28/25	Year Ended 02/29/24	Year Ended 02/28/23	Year Ended 02/28/22
Net asset value, beginning of period	$53.23	$52.34	$51.07	$49.89	$52.72	$54.88
Net investment income(a)	1.20	2.37	2.12	1.71	1.11	0.81
Net realized and unrealized gain(b)	(1.16)	0.88	1.26	1.18	(2.86)	(2.02)
Net increase from investment operations	0.04	3.25	3.38	2.89	(1.75)	(1.21)
Distributions(c)
From net investment income	(1.20)(d)	(2.36)	(2.11)	(1.71)	(1.07)	(0.86)
From net realized gain	—	—	—	—	(0.01)	(0.09)
Total distributions	(1.20)	(2.36)	(2.11)	(1.71)	(1.08)	(0.95)
Net asset value, end of period	$52.07	$53.23	$52.34	$51.07	$49.89	$52.72
Total Return(e)
Based on net asset value	0.11%(f)	6.32%	6.77%	5.91%	(3.32)%	(2.20)%
Ratios to Average Net Assets(g)
Total expenses	0.04%(h)	0.04%	0.04%	0.04%	0.05%	0.06%
Net investment income	4.56%(h)	4.50%	4.11%	3.39%	2.21%	1.50%
Supplemental Data
Net assets, end of period (000)	$23,458,485	$22,616,927	$21,703,118	$21,351,663	$24,248,111	$22,436,202
Portfolio turnover rate(i)	16%	28%	29%	25%	26%	30%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares 5-10 Year Investment Grade Corporate Bond ETF
	Six Months Ended 08/31/26 (unaudited)	Year Ended 02/28/26	Year Ended 02/28/25	Year Ended 02/29/24	Year Ended 02/28/23	Year Ended 02/28/22
Net asset value, beginning of period	$54.53	$52.70	$51.10	$49.83	$56.71	$60.34
Net investment income(a)	1.32	2.52	2.32	2.02	1.57	1.34
Net realized and unrealized gain (loss)(b)	(2.40)	1.79	1.57	1.25	(6.91)	(3.49)
Net increase (decrease) from investment operations	(1.08)	4.31	3.89	3.27	(5.34)	(2.15)
Distributions(c)
From net investment income	(1.30)(d)	(2.48)	(2.29)	(2.00)	(1.54)	(1.35)
From net realized gain	—	—	—	—	—	(0.13)
Total distributions	(1.30)	(2.48)	(2.29)	(2.00)	(1.54)	(1.48)
Net asset value, end of period	$52.15	$54.53	$52.70	$51.10	$49.83	$56.71
Total Return(e)
Based on net asset value	(1.96)%(f)	8.36%	7.80%	6.71%	(9.47)%	(3.62)%
Ratios to Average Net Assets(g)
Total expenses	0.04%(h)	0.04%	0.04%	0.04%	0.05%	0.06%
Net investment income	4.93%(h)	4.73%	4.48%	4.02%	3.07%	2.24%
Supplemental Data
Net assets, end of period (000)	$18,745,234	$18,292,119	$15,336,793	$12,539,601	$11,026,688	$11,188,899
Portfolio turnover rate(i)	14%	27%	19%	21%	24%	27%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

2026 iShares Semi-Annual Financial Statements and Additional Information

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares 10+ Year Investment Grade Corporate Bond ETF
	Six Months Ended 08/31/26 (unaudited)	Year Ended 02/28/26	Year Ended 02/28/25	Year Ended 02/29/24	Year Ended 02/28/23	Year Ended 02/28/22
Net asset value, beginning of period	$51.46	$51.21	$50.78	$50.34	$63.42	$68.68
Net investment income(a)	1.32	2.61	2.57	2.47	2.27	2.18
Net realized and unrealized gain (loss)(b)	(3.41)	0.24	0.39	0.39	(13.06)	(5.24)
Net increase (decrease) from investment operations	(2.09)	2.85	2.96	2.86	(10.79)	(3.06)
Distributions from net investment income(c)	(1.31)(d)	(2.60)	(2.53)	(2.42)	(2.29)	(2.20)
Net asset value, end of period	$48.06	$51.46	$51.21	$50.78	$50.34	$63.42
Total Return(e)
Based on net asset value	(4.06)%(f)	5.77%	5.97%	5.87%	(17.18)%	(4.62)%
Ratios to Average Net Assets(g)
Total expenses	0.04%(h)	0.04%	0.04%	0.04%	0.05%	0.06%
Net investment income	5.32%(h)	5.18%	5.05%	4.93%	4.26%	3.18%
Supplemental Data
Net assets, end of period (000)	$2,936,582	$2,778,719	$2,754,872	$2,107,519	$1,600,835	$1,991,416
Portfolio turnover rate(i)	4%	7%	6%	7%	9%	9%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights

Notes to Financial Statements (unaudited)
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
iShares ETF	Diversification Classification
Broad USD Floating Rate Loan(a)	Diviersified
Broad USD Investment Grade Corporate Bond	Diversified
1-5 Year Investment Grade Corporate Bond	Diversified
5-10 Year Investment Grade Corporate Bond	Diversified
10+ Year Investment Grade Corporate Bond	Diversified

(a)	The Fund commenced operations on March 03, 2026.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Currency Translation: Each Fund's books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions.  All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests.  These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows:  foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of August 31, 2026, if any, are disclosed in the Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Funds may maintain cash at their custodian, which at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

2026 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting: The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each Fund’s financial statements.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment  Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date.  U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds' investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
• Fixed-income investments and certain derivative instruments for which market quotations are readily available are generally valued using the last available bid price (including evaluated prices) provided by independent dealers or third-party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third-party pricing service. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots of securities in certain asset classes may trade at lower prices than institutional round lots, and the value ultimately realized when the securities are sold could differ from the prices used by a fund. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BFA determines such method does not represent fair value.
• Shares of underlying exchange-traded closed-end funds or other exchange-traded funds (“ETFs”) are valued at their most recent closing price. ETFs and closed-end funds traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid (long positions) or ask (short positions) price.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).  The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair  Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
• Level  2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions.  The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. Government.  The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities.  The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day.  During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments.  The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
Broad USD Floating Rate Loan
J.P. Morgan Securities LLC	$887,088	$(887,088)	$—	$—
Wells Fargo Bank, National Association	905,561	(905,561)	—	—
	$1,792,649	$(1,792,649)	$—	$—

2026 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
Broad USD Investment Grade Corporate Bond
Barclays Bank PLC	$569,693,014	$(569,693,014)	$—	$—
Barclays Capital, Inc.	28,297,060	(28,297,060)	—	—
BMO Capital Markets Corp.	680,852	(680,852)	—	—
BNP Paribas SA	129,882,697	(129,882,697)	—	—
BofA Securities, Inc.	49,507,163	(49,507,163)	—	—
Citadel Clearing LLC	3,960,600	(3,960,600)	—	—
Citigroup Global Markets, Inc.	48,932,733	(48,932,733)	—	—
Deutsche Bank Securities, Inc.	70,759,411	(70,759,411)	—	—
Goldman Sachs & Co. LLC	260,915,387	(260,915,387)	—	—
Goldman Sachs International	234,432	(234,432)	—	—
HSBC Securities (USA), Inc.	9,193,933	(9,193,933)	—	—
J.P. Morgan Securities LLC	289,463,834	(289,463,834)	—	—
Jefferies LLC	4,951,063	(4,951,063)	—	—
Mitsubishi UFJ Securities Holdings Co., Ltd.	10,053,817	(10,053,817)	—	—
Morgan Stanley	52,331,969	(52,331,969)	—	—
National Bank of Canada	49,269,929	(49,269,929)	—	—
Nomura Securities International, Inc.	20,113,400	(20,113,400)	—	—
Pershing LLC	32,329,690	(32,329,690)	—	—
RBC Capital Markets LLC	74,155,322	(74,155,322)	—	—
Santander US Capital Markets LLC	9,577,814	(9,577,814)	—	—
Scotia Capital (USA), Inc.	19,855,932	(19,855,932)	—	—
Scotia Capital, Inc.	1,040,737	(1,040,737)	—	—
State Street Bank & Trust Co.	2,214,742	(2,214,742)	—	—
TD Securities (USA) LLC	4,485,959	(4,485,959)	—	—
UBS AG	2,022,774	(2,022,774)	—	—
UBS Securities LLC	5,717,134	(5,717,134)	—	—
Wells Fargo Bank N.A.	3,246,006	(3,246,006)	—	—
Wells Fargo Securities LLC	64,730,804	(64,730,804)	—	—
	$1,817,618,208	$(1,817,618,208)	$—	$—
1-5 Year Investment Grade Corporate Bond
Barclays Bank PLC	$359,164,824	$(359,164,824)	$—	$—
Barclays Capital, Inc.	17,433,440	(17,433,440)	—	—
BMO Capital Markets Corp.	696,442	(696,442)	—	—
BNP Paribas SA	83,900,763	(83,900,763)	—	—
BofA Securities, Inc.	44,613,061	(44,613,061)	—	—
Citadel Clearing LLC	345,130	(345,130)	—	—
Citigroup Global Markets, Inc.	47,477,712	(47,477,712)	—	—
Deutsche Bank Securities, Inc.	53,125,378	(53,125,378)	—	—
Goldman Sachs & Co. LLC	152,261,588	(152,261,588)	—	—
Goldman Sachs International	4,722,197	(4,722,197)	—	—
HSBC Securities (USA), Inc.	5,319,622	(5,319,622)	—	—
J.P. Morgan Securities LLC	373,748,225	(373,748,225)	—	—
Jefferies LLC	4,881,833	(4,881,833)	—	—
Mitsubishi UFJ Securities Holdings Co., Ltd.	13,817,366	(13,817,366)	—	—
Morgan Stanley	40,656,386	(40,656,386)	—	—
National Bank of Canada	46,162,907	(46,162,907)	—	—
Nomura Securities International, Inc.	16,112,151	(16,112,151)	—	—
Pershing LLC	71,766,531	(71,766,531)	—	—
RBC Capital Markets LLC	65,555,495	(65,555,495)	—	—
Santander US Capital Markets LLC	11,789,707	(11,789,707)	—	—
Scotia Capital (USA), Inc.	5,720,829	(5,720,829)	—	—
Scotia Capital, Inc.	48,597	(48,597)	—	—
TD Securities (USA) LLC	15,081,415	(15,081,415)	—	—
UBS AG	197,351	(197,351)	—	—
UBS Securities LLC	55,085	(55,085)	—	—
Wells Fargo Bank N.A.	529,077	(529,077)	—	—
Wells Fargo Securities LLC	33,217,661	(33,217,661)	—	—
	$1,468,400,773	$(1,468,400,773)	$—	$—
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
5-10 Year Investment Grade Corporate Bond
Barclays Bank PLC	$646,129,446	$(646,129,446)	$—	$—
Barclays Capital, Inc.	45,842,919	(45,842,919)	—	—
BMO Capital Markets Corp.	2,475,211	(2,475,211)	—	—
BNP Paribas SA	194,120,045	(194,120,045)	—	—
BofA Securities, Inc.	62,733,245	(62,733,245)	—	—
Citadel Clearing LLC	4,262,135	(4,262,135)	—	—
Citigroup Global Markets, Inc.	43,936,416	(43,936,416)	—	—
Deutsche Bank Securities, Inc.	145,694,914	(145,694,914)	—	—
Goldman Sachs & Co. LLC	179,675,128	(179,675,128)	—	—
Goldman Sachs International	2,334,552	(2,334,552)	—	—
HSBC Securities (USA), Inc.	28,487,563	(28,487,563)	—	—
J.P. Morgan Securities LLC	258,133,867	(258,133,867)	—	—
Jefferies LLC	6,503,815	(6,503,815)	—	—
Mitsubishi UFJ Securities Holdings Co., Ltd.	5,011,842	(5,011,842)	—	—
Morgan Stanley	59,039,217	(59,039,217)	—	—
National Bank of Canada	58,896,384	(58,896,384)	—	—
Nomura Securities International, Inc.	42,215,279	(42,215,279)	—	—
Pershing LLC	33,741,058	(33,741,058)	—	—
RBC Capital Markets LLC	153,269,943	(153,269,943)	—	—
Santander US Capital Markets LLC	5,428,974	(5,428,974)	—	—
Scotia Capital (USA), Inc.	24,625,208	(24,625,208)	—	—
Scotia Capital, Inc.	175,549	(141,403)	—	34,146(b)
State Street Bank & Trust Co.	858,011	(858,011)	—	—
TD Securities (USA) LLC	3,558,243	(3,558,243)	—	—
UBS AG	2,937,454	(2,937,454)	—	—
UBS Securities LLC	9,319,566	(9,319,566)	—	—
Wells Fargo Bank N.A.	8,618,226	(8,618,226)	—	—
Wells Fargo Securities LLC	101,506,078	(101,506,078)	—	—
	$2,129,530,288	$(2,129,496,142)	$—	$34,146
10+ Year Investment Grade Corporate Bond
Barclays Bank PLC	$133,662,554	$(133,662,554)	$—	$—
BMO Capital Markets Corp.	160,463	(160,463)	—	—
BNP Paribas SA	28,294,751	(28,294,751)	—	—
BofA Securities, Inc.	8,364,050	(8,364,050)	—	—
Citadel Clearing LLC	578,317	(578,317)	—	—
Citigroup Global Markets, Inc.	4,205,319	(4,205,319)	—	—
Deutsche Bank Securities, Inc.	8,704,123	(8,704,123)	—	—
Goldman Sachs & Co. LLC	87,912,437	(87,912,437)	—	—
HSBC Securities (USA), Inc.	444,078	(444,078)	—	—
J.P. Morgan Securities LLC	46,096,452	(46,096,452)	—	—
Jefferies LLC	445,307	(445,307)	—	—
Mitsubishi UFJ Securities Holdings Co., Ltd.	521,226	(521,226)	—	—
Morgan Stanley	12,529,942	(12,529,942)	—	—
National Bank Financial Inc.	7,293,484	(7,293,484)	—	—
Nomura Securities International, Inc.	2,348,810	(2,348,810)	—	—
Pershing LLC	2,171,834	(2,171,834)	—	—
RBC Capital Markets LLC	6,402,907	(6,402,907)	—	—
Santander US Capital Markets LLC	1,601,493	(1,601,493)	—	—
Scotia Capital (USA), Inc.	6,144,233	(6,144,233)	—	—
State Street Bank & Trust Co.	702,706	(702,706)	—	—
UBS AG	504,283	(504,283)	—	—
UBS Securities LLC	856,889	(856,889)	—	—
Wells Fargo Bank N.A.	163,846	(163,846)	—	—
Wells Fargo Securities LLC	12,981,333	(12,981,333)	—	—
	$373,090,837	$(373,090,837)	$—	$—

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s
Statements of Assets and Liabilities.

(b)
The market value of the loaned securities is determined as of August 31, 2026. Additional collateral is delivered to the Fund subsequent to period end in accordance with the MSLA.
The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

2026 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.'s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
Floating Rate Loan Interests: Floating rate loan interests are typically issued to companies (the “borrower”) by banks, other financial institutions, or privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged or in bankruptcy proceedings. In addition, transactions in floating rate loan interests may settle on a delayed basis, which may result in proceeds from the sale not being readily available for a fund to make additional investments or meet its redemption obligations. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. Since the rates reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the NAV of a fund to the extent that it invests in floating rate loan interests. The base lending rates are generally the lending rate offered by one or more European banks, such as the Secured Overnight Financing Rate (“SOFR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. These investments are treated as investments in debt securities for purposes of a fund’s investment policies.
When a fund purchases a floating rate loan interest, it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, a fund may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by a fund upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. A fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.
Floating rate loan interests are usually freely callable at the borrower’s option. A fund may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in a fund having a contractual relationship only with the lender, not with the borrower. A fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, a fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower. A fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a fund assumes the credit risk of both the borrower and the lender that is selling the Participation. A fund’s investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the Participation, a fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in a fund having a direct contractual relationship with the borrower, and a fund may enforce compliance by the borrower with the terms of the loan agreement.
In connection with floating rate loan interests, the Funds may also enter into unfunded floating rate loan interests (“commitments”). In connection with these commitments, a fund earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in interest income in the Statements of Operations, is recognized ratably over the commitment period. Unfunded floating rate loan interests are marked-to-market daily, and any unrealized appreciation (depreciation) is included in the Statements of Assets and Liabilities and Statements of Operations. As of period end, the Funds had the following unfunded floating rate loan interests:
Fund Name	Borrower	Par	Commitment Amount	Value	Unrealized Appreciation (Depreciation)
Broad USD Floating Rate Loan	Chicago U.S. Midco III LP	$3,233	$3,233	$3,206	$(27)
	June Purchaser LLC	7,189	7,206	7,210	4
	Pinnacle Buyer LLC	8,081	8,101	8,112	11
	Pye-Barker Fire & Safety LLC	8,220	8,230	8,252	22
	Raven Acquisition Holdings LLC	5,035	4,822	5,026	204
					$214
5. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets.  BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee of 0.04%, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund.
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)
Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statements of Operations does not include acquired fund fees and expenses.
For the iShares Broad USD Floating Rate Loan ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through June 28, 2030 in an amount equal to the acquired fund fees and expenses, if any, attributable to investments by the Fund in other registered investment companies advised by BFA or its affiliates.
This amount is included in investment advisory fees waived in the Statements of Operations. For the six months ended August 31, 2026, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:
iShares ETF	Amounts Waived
Broad USD Floating Rate Loan	$4,502
Distributor: BlackRock Investments, LLC ("BRIL"), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Securities Lending: The U.S. Securities and Exchange Commission ("SEC") has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. ("BTC"), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions.  As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended August 31, 2026, the Funds paid BTC the following amounts for securities lending agent services:
iShares ETF	Amounts
Broad USD Floating Rate Loan	$494
Broad USD Investment Grade Corporate Bond	925,881
1-5 Year Investment Grade Corporate Bond	840,594
5-10 Year Investment Grade Corporate Bond	1,108,473
10+ Year Investment Grade Corporate Bond	161,413
Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate.  The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.

2026 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
6. PURCHASES AND SALES
For the six months ended August 31, 2026, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
	Other Securities
iShares ETF	Purchases	Sales
Broad USD Floating Rate Loan	$23,416,403	$1,688,388
Broad USD Investment Grade Corporate Bond	1,436,060,052	1,431,844,113
1-5 Year Investment Grade Corporate Bond	3,451,557,011	3,507,451,360
5-10 Year Investment Grade Corporate Bond	2,552,735,319	2,578,441,063
10+ Year Investment Grade Corporate Bond	132,578,690	112,341,894
For the six months ended August 31, 2026, in-kind transactions were as follows:
iShares ETF	In-kind Purchases	In-kind Sales
Broad USD Investment Grade Corporate Bond	$3,326,461,663	$1,858,796,057
1-5 Year Investment Grade Corporate Bond	3,691,870,441	2,406,012,994
5-10 Year Investment Grade Corporate Bond	3,414,241,627	2,196,558,061
10+ Year Investment Grade Corporate Bond	2,011,812,664	1,687,393,124
7. INCOME TAX INFORMATION
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes.  It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of August 31, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
As of February 28, 2026, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:
iShares ETF	Non-Expiring Capital Loss Carryforwards(a)
Broad USD Investment Grade Corporate Bond	$(242,715,295)
1-5 Year Investment Grade Corporate Bond	(626,909,094)
5-10 Year Investment Grade Corporate Bond	(1,043,915,486)
10+ Year Investment Grade Corporate Bond	(144,103,346)

(a)	Amounts available to offset future realized capital gains.
As of August 31, 2026, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Broad USD Floating Rate Loan	$24,804,115	$303,175	$(263,647)	$39,528
Broad USD Investment Grade Corporate Bond	20,486,499,740	18,613,503	(1,022,252,357)	(1,003,638,854)
1-5 Year Investment Grade Corporate Bond	24,714,188,921	22,821,554	(223,146,646)	(200,325,092)
5-10 Year Investment Grade Corporate Bond	21,044,987,701	16,630,093	(466,895,731)	(450,265,638)
10+ Year Investment Grade Corporate Bond	3,742,663,160	1,195,366	(467,179,260)	(465,983,894)
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)
8. LINE OF CREDIT
The iShares Broad USD Floating Rate Loan ETF, along with certain other iShares funds (“Participating Funds”), is a party to a $900 million credit agreement (“Syndicated Credit Agreement”) with a group of lenders, which expires on October 14, 2026. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Syndicated Credit Agreement. The Syndicated Credit Agreement has the following terms: a commitment fee of 0.15% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) Daily Simple Secured Overnight Financing Rate (“SOFR”) plus 0.10% and 1.00% per annum or (b) the U.S. Federal Funds rate plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Syndicated Credit Agreement.
During the six months ended August 31, 2026, the Fund did not borrow under the Syndicated Credit Agreement.
9. PRINCIPAL RISKS
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations.  Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Funds are not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. A Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore each Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by each Fund, and each Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.

2026 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Certain Funds invest a significant portion of their assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.
The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates during a period of historically low interest rates. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Funds’ performance.
Certain Funds invest a significant portion of their assets within the financials sector. Performance of companies in the financials sector may be adversely impacted by many factors, including, among others, changes in government regulations, economic conditions, and interest rates, credit rating downgrades, adverse public perception, exposure concentration and decreased liquidity in credit markets. The impact of changes in capital requirements and recent or future regulation on any individual financial company, or on the financials sector as a whole, cannot be predicted, but may negatively impact the Funds.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
10. CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
	Period Ended 08/31/26(a)
iShares ETF	Shares	Amount
Broad USD Floating Rate Loan
Shares sold	450,000	$22,610,042

(a)	The Fund commenced operations on March 03, 2026.

	Six Months Ended 08/31/26		Year Ended 02/28/26
iShares ETF	Shares	Amount	Shares	Amount
Broad USD Investment Grade Corporate Bond
Shares sold	67,350,000	$3,441,212,447	115,250,000	$5,925,931,739
Shares redeemed	(37,000,000)	(1,901,756,118)	(34,800,000)	(1,793,128,969)
	30,350,000	$1,539,456,329	80,450,000	$4,132,802,770
1-5 Year Investment Grade Corporate Bond
Shares sold	72,750,000	$3,807,907,069	168,300,000	$8,853,280,347
Shares redeemed	(47,100,000)	(2,466,721,206)	(158,050,000)	(8,304,119,225)
	25,650,000	$1,341,185,863	10,250,000	$549,161,122
5-10 Year Investment Grade Corporate Bond
Shares sold	66,450,000	$3,521,716,030	112,250,000	$5,997,655,423
Shares redeemed	(42,450,000)	(2,250,108,771)	(67,800,000)	(3,596,705,139)
	24,000,000	$1,271,607,259	44,450,000	$2,400,950,284
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)
	Six Months Ended 08/31/26		Year Ended 02/28/26
iShares ETF	Shares	Amount	Shares	Amount
10+ Year Investment Grade Corporate Bond
Shares sold	42,300,000	$2,078,918,662	44,800,000	$2,259,612,128
Shares redeemed	(35,200,000)	(1,735,392,802)	(44,600,000)	(2,236,973,656)
	7,100,000	$343,525,860	200,000	$22,638,472
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash.  Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars.  Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash.  Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, each Funds’ custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
11. SUBSEQUENT EVENTS
Management’s evaluation of the impact of all subsequent events on the Funds’ financial statements was completed through the date the financial statements were available to be issued and the following item was noted:
Effective October 14, 2026, the Syndicated Credit Agreement to which the Participating Funds are party was amended to extend the maturity date to October 13, 2027 and to increase the commitment amount from $900 million to $920 million.

2026 iShares Semi-Annual Financial Statements and Additional Information

Additional Information
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
 • Go to icsdelivery.com.
 • If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Company’s policies and procedures with respect to the disclosure of each Fund’s portfolio securities is available in the Fund Prospectus. Each Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com.
Additional Information

Board Review and Approval of Investment Advisory Contract
iShares Broad USD Floating Rate Loan ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required to consider the approval of the proposed Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund.  The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the terms of the proposed Advisory Agreement.  At a meeting held on December 3-5, 2025, the Board, including the Independent Board Members, approved the selection of BFA as investment adviser and approved the proposed Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA.  The Board also considered information previously provided by BFA, BlackRock Institutional Trust Company, N.A. (“BTC”), and BlackRock, Inc. (“BlackRock”), as applicable, at prior Board meetings.  The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review.  In approving the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses of the Fund; (ii) the nature, extent and quality of the services to be provided by BFA; (iii) the costs of services to be provided to the Fund and the availability of information related to profits to be realized by BFA and its affiliates; (iv) potential economies of scale; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates.  The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the Advisory Agreement are discussed below.
Expenses of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”).  The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level of the Fund supported the Board’s approval of the Advisory Agreement.
Nature, Extent and Quality of Services to be Provided by BFA: The Board reviewed the scope of services to be provided by BFA under the Advisory Agreement.  In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time and have made significant investments into the iShares business to support the iShares funds and their shareholders.  The Board considered representations by BFA, BTC, and BlackRock that the scope and quality of services to be provided to the Fund would be similar to the scope and quality of services provided to other iShares funds.  The Board also considered BFA’s compliance program and its compliance record with respect to other iShares funds, including related programs implemented pursuant to regulatory requirements.  In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters.  The Board also reviewed the background and experience of the persons who will be responsible for the day-to-day management of the Fund, as well as the resources that will be available to them in managing the Fund.  The Board also considered detailed presentations regarding the performance of iShares funds, investment and risk management processes and strategies, which were provided throughout the year with respect to other iShares funds, and other matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.
Based on review of this information, the Board concluded that the nature, extent and quality of services to be provided to the Fund under the Advisory Agreement supported the Board’s approval of the Advisory Agreement.
Costs of Services to be Provided to the Fund and Profits to be Realized by BFA and Affiliates: The Board did not consider the profitability of the Fund to BFA based on the fees payable under the Advisory Agreement or revenue to be received by BFA or its affiliates in connection with services to be provided to the Fund since the proposed relationship had not yet commenced.  The Board noted that it expects to receive profitability information from BFA periodically following the Fund’s launch and will thus be in a position to evaluate whether any new or additional breakpoints or other adjustments in Fund fees would be appropriate.
Economies of Scale: The Board considered information that it had previously received regarding potential economies of scale, efficiencies and scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders.   The Board noted that the Advisory Agreement for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase.  However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
This consideration of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the Advisory Agreement.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other

2026 iShares Semi-Annual Financial Statements and Additional Information

Board Review and Approval of Investment Advisory Contract (continued)
Accounts”). The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA previously provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the iShares funds, including in terms of the different and generally more extensive character and scope of services provided to the iShares funds, as well as other significant differences.  In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates.  In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided.   The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement.
Other Benefits to BFA and/or its Affiliates: Except as noted below, the Board did not consider the other benefits or ancillary revenue to be received by BFA and/or its affiliates in connection with the services to be provided to the Fund by BFA since the proposed relationship had not yet commenced.  However, the Board considered the potential payment of advisory fees and/or administration fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board further considered other direct benefits that might accrue to BFA, including the potential for reduction in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also noted the potential revenue to be received by BFA and/or its affiliates pursuant to an agreement that would permit a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds.  The Board also considered the potential for revenue to BTC, the Fund’s securities lending agent, and its affiliates in the event of any loaning of portfolio securities of the Fund. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that will be provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the Advisory Agreement.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement do not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services to be rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the Advisory Agreement.
iShares Broad USD Investment Grade Corporate Bond ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess the services of BFA and its affiliates to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 11, 2026 and May 21, 2026, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 10-11, 2026, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.
The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by
Board Review and Approval of Investment Advisory Contract

Board Review and Approval of Investment Advisory Contract (continued)
Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2025, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and platform and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the ETF business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding the investment performance of iShares funds, investment and risk management processes and strategies provided at the May 11, 2026 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business and ETF platform.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology (including refinements to the methodology from prior years) and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the ETF business by BFA and its affiliates, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders to further improve product quality, enhance and strengthen the ETF ecosystem and the ETF platform and to pursue continual advancement of the overall investor experience. With respect to applicable funds, the 15(c) Committee and the Board reviewed information with respect to management fees having been set at levels that anticipate scale over time. In addition, the 15(c) Committee and the Board reviewed information with respect to certain benefits to iShares funds’ shareholders as a result of BlackRock’s overall size and global platform. The Board

2026 iShares Semi-Annual Financial Statements and Additional Information

Board Review and Approval of Investment Advisory Contract (continued)
noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.
The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), and payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services. The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Solutions Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board further noted that certain index providers pay a fee or reimburse a portion of the costs of BFA and/or its affiliates of certain co-marketing activities that promote products and strategic initiatives that incorporate the index providers’ logos and branding. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board also considered other indirect and intangible benefits to BlackRock as a result of its advisory relationships with the Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.
The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
iShares 10+ Year Investment Grade Corporate Bond ETF, iShares 1-5 Year Investment Grade Corporate Bond ETF, iShares 5-10 Year Investment Grade Corporate Bond ETF (each the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess the services of BFA and its affiliates to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 11, 2026 and May 21, 2026, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with
Board Review and Approval of Investment Advisory Contract

Board Review and Approval of Investment Advisory Contract (continued)
management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 10-11, 2026, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.
The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2025, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and platform and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the ETF business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding the investment performance of iShares funds, investment and risk management processes and strategies provided at the May 11, 2026 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business and ETF platform.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology (including refinements to the methodology from prior years) and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed

2026 iShares Semi-Annual Financial Statements and Additional Information

Board Review and Approval of Investment Advisory Contract (continued)
with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the ETF business by BFA and its affiliates, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders to further improve product quality, enhance and strengthen the ETF ecosystem and the ETF platform and to pursue continual advancement of the overall investor experience. With respect to applicable funds, the 15(c) Committee and the Board reviewed information with respect to management fees having been set at levels that anticipate scale over time. In addition, the 15(c) Committee and the Board reviewed information with respect to certain benefits to iShares funds’ shareholders as a result of BlackRock’s overall size and global platform. The Board noted that the Advisory Agreement for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board reviewed all of the breakpoint arrangements and noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.
The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), and payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services. The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Solutions Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board further noted that certain index providers pay a fee or reimburse a portion of the costs of BFA and/or its affiliates of certain co-marketing activities that promote products and strategic initiatives that incorporate the index providers’ logos and branding. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for
Board Review and Approval of Investment Advisory Contract

Board Review and Approval of Investment Advisory Contract (continued)
the Fund. The Board also considered other indirect and intangible benefits to BlackRock as a result of its advisory relationships with the Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.
The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

2026 iShares Semi-Annual Financial Statements and Additional Information

Glossary of Terms Used in these Financial Statements

Portfolio Abbreviation
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
CPI	Consumer Price Index
GO	General Obligation
JSC	Joint Stock Company
PJSC	Public Joint Stock Company
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
Glossary of Terms Used in this Report

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This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by ICE Data Indices LLC, or Morningstar, Inc., nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.
©2026 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

August 31, 2026

2026 Semi-Annual Financial Statements and Additional Information (Unaudited)

iShares Trust
• iShares ESG Advanced Universal USD Bond ETF | EUSB | NYSE Arca
• iShares ESG Aware 1-5 Year USD Corporate Bond ETF | SUSB | NASDAQ
• iShares ESG Aware U.S. Aggregate Bond ETF | EAGG | NYSE Arca
• iShares ESG Aware USD Corporate Bond ETF | SUSC | NASDAQ

2

Schedule of Investments (unaudited)
August 31, 2026
iShares® ESG Advanced Universal USD Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Asset-Backed Securities
American Express Credit Account Master Trust
5.24%, 04/15/31	$500	$507,874
4.30%, 07/15/30	250	248,952
GM Financial Consumer Automobile Receivables Trust, 5.16%, 08/16/29	500	502,722
Honda Auto Receivables Owner Trust, 4.04%, 02/21/30	500	497,047
Total Asset-Backed Securities — 0.3% (Cost: $1,763,223)		1,756,595
Collateralized Mortgage Obligations
Mortgage-Backed Securities — 0.9%
Bank
2.56%, 05/15/64	200	178,201
2.93%, 02/15/55(a)	500	446,292
Barclays Commercial Mortgage Trust, Series 2019-C3, Class A4, 3.58%, 05/15/52	100	96,229
Benchmark Mortgage Trust
5.18%, 04/15/57	100	100,037
Series 2020-B21, Class A4, 1.70%, 12/17/53	100	89,214
BMO Mortgage Trust, 5.88%, 09/15/57(a)	100	98,130
CGMS Commercial Mortgage Trust, Series 2017-B1 AAB3.24%, 08/15/50	24	23,398
CSAIL Commercial Mortgage Trust, 4.05%, 03/15/52	200	195,174
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
3.00%, 09/25/29	500	478,823
4.40%, 06/25/35(a)	500	478,878
4.51%, 07/25/29	300	298,011
5.36%, 01/25/29(a)	950	962,185
GS Mortgage Securities Trust, 2.12%, 05/12/53	250	231,708
JPMF1 Multifamily Mortgage Trust, 5.81%, 05/15/59(a)	500	501,082
Morgan Stanley Capital I Trust, 4.41%, 10/15/51(a)	1,205	1,189,316
UBS Commercial Mortgage Trust, Series 2018-C13 ASB4.24%, 10/15/51	41	41,312
Wells Fargo Commercial Mortgage Trust
5.59%, 07/15/58	700	709,517
Series 2021-C59, Class A5, 2.63%, 04/15/54	600	535,135
		6,652,642
Total Collateralized Mortgage Obligations — 0.9% (Cost: $6,812,899)		6,652,642
Corporate Bonds & Notes
Advertising — 0.1%
Clear Channel Outdoor Holdings, Inc.
7.13%, 02/15/31(b)	50	51,504
7.50%, 06/01/29(b)	50	50,000
7.50%, 03/15/33(b)	55	57,929
7.75%, 04/15/28(b)	57	57,000
7.88%, 04/01/30(b)	85	88,245
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.25%, 01/15/29(b)	32	31,186
4.63%, 03/15/30(b)	30	29,078
6.00%, 06/15/34(b)	25	24,708
Security	Par (000)	Value
Advertising (continued)
7.38%, 02/15/31(b)	$30	$31,138
		420,788
Aerospace & Defense — 0.0%
ATI, Inc.
4.88%, 10/01/29	25	24,734
5.13%, 10/01/31	25	24,554
5.88%, 06/15/33	20	20,199
7.25%, 08/15/30	30	31,099
Hexcel Corp., 4.90%, 05/15/31	5	4,910
		105,496
Agriculture — 0.0%
Darling Ingredients, Inc., 6.00%, 06/15/30(b)	70	70,357
Airlines — 0.1%
Alaska Airlines, Inc., 6.50%, 06/01/31(b)	25	24,961
Allegiant Travel Co., 7.13%, 07/01/31(b)	35	35,357
AS Mileage Plan IP Ltd., 5.31%, 10/20/31(b)	110	106,811
JetBlue Airways Corp./JetBlue Loyalty LP, 9.88%, 09/20/31(b)	125	107,222
JetBlue Pass-Through Trust, Series 1A, 4.00%, 05/15/34(c)	35	32,750
Latam Airlines Group SA, 7.88%, 04/15/30(d)	110	113,167
United Airlines Holdings, Inc.
4.88%, 03/01/29	60	59,290
5.38%, 03/01/31	60	59,462
United Airlines Pass-Through Trust
5.80%, 07/15/37	133	135,672
Series 2018-1, Class AA, 3.50%, 09/01/31	3	2,980
Series AA, 5.45%, 08/15/38	5	4,573
United Airlines, Inc., 4.63%, 04/15/29(b)	250	246,299
		928,544
Apparel — 0.0%
Crocs, Inc.
4.13%, 08/15/31(b)(c)	30	27,858
4.25%, 03/15/29(b)	25	24,199
Gildan Activewear, Inc., 5.40%, 10/07/35(b)	60	57,459
Kontoor Brands, Inc., 4.13%, 11/15/29(b)	30	28,685
Under Armour, Inc., 7.25%, 07/15/30(b)	25	25,176
William Carter Co. (The), 7.38%, 02/15/31(b)(c)	25	25,794
Wolverine World Wide, Inc., 4.00%, 08/15/29(b)	40	38,056
		227,227
Auto Manufacturers — 0.8%
American Honda Finance Corp.
2.00%, 03/24/28	200	191,864
2.25%, 01/12/29	285	268,587
4.40%, 09/05/29	115	113,218
4.45%, 10/22/27	120	119,798
4.60%, 04/17/30	5	4,916
4.80%, 03/05/30	10	9,903
4.85%, 10/23/31	125	122,719
4.90%, 01/10/34	105	101,276
5.10%, 01/08/36	20	19,269
5.15%, 07/09/32	5	4,953
5.20%, 03/05/35	90	87,864
5.65%, 11/15/28	15	15,271
Series A, 5.05%, 07/08/31	50	49,578
Cummins, Inc.
1.50%, 09/01/30	110	96,838
2.60%, 09/01/50	25	14,349
4.25%, 05/09/28	15	14,935
3
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® ESG Advanced Universal USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Auto Manufacturers (continued)
4.70%, 02/15/31	$120	$119,197
4.88%, 10/01/43	70	63,474
5.15%, 02/20/34	70	69,666
5.30%, 05/09/35	35	34,838
5.45%, 02/20/54	70	64,881
Daimler Truck Finance North America LLC
4.15%, 01/12/29(b)	155	152,528
4.50%, 04/12/31(b)	5	4,852
5.00%, 10/12/32(b)	150	147,054
5.63%, 01/13/35(b)	165	164,671
General Motors Financial Co., Inc.
2.40%, 04/10/28	200	192,521
2.70%, 06/10/31	200	178,181
3.10%, 01/12/32	170	152,148
3.60%, 06/21/30	320	302,890
3.85%, 01/05/28	45	44,449
4.60%, 01/08/31	10	9,757
5.45%, 09/06/34	5	4,906
5.45%, 01/08/36(c)	15	14,628
5.75%, 02/08/31	15	15,291
5.80%, 01/07/29	470	478,683
6.10%, 01/07/34	260	266,661
6.15%, 07/15/35	185	188,658
PACCAR Financial Corp.
4.00%, 08/08/28	15	14,852
4.00%, 09/26/29	15	14,756
4.55%, 03/03/28	185	185,164
4.60%, 01/31/29	5	5,000
Series R, 4.00%, 11/07/28	5	4,940
Toyota Motor Credit Corp.
3.38%, 04/01/30	320	304,212
4.05%, 09/05/28	100	98,979
4.45%, 06/29/29	200	198,533
4.80%, 01/05/34	305	297,289
5.10%, 03/21/31	200	201,015
5.25%, 09/11/28	500	506,069
Series B, 4.50%, 07/09/29	60	59,617
Series B, 4.80%, 01/11/36(c)	100	95,953
		5,891,651
Auto Parts & Equipment — 0.2%
American Axle & Manufacturing, Inc.
5.00%, 10/01/29	35	34,178
6.38%, 10/15/32(b)	50	50,036
7.75%, 10/15/33(b)	75	75,324
Aptiv Swiss Holdings Ltd.
3.10%, 12/01/51	15	8,826
4.15%, 05/01/52	105	74,762
6.88%, 12/15/54, (5-year CMT + 3.39%)(a)	25	25,198
Clarios Global LP/Clarios U.S. Finance Co., 6.75%, 09/15/32(b)	70	71,299
Dana, Inc.
4.25%, 09/01/30(c)	16	15,931
4.50%, 02/15/32(c)	11	10,952
Dorman Products, Inc., 6.25%, 06/15/34(b)	25	25,250
Garrett Motion Holdings, Inc./Garrett LX I SARL, 7.75%, 05/31/32(b)	52	54,069
Lear Corp.
3.50%, 05/30/30	15	14,138
3.55%, 01/15/52	20	12,832
3.80%, 09/15/27	30	29,733
4.25%, 05/15/29	40	39,172
Security	Par (000)	Value
Auto Parts & Equipment (continued)
5.25%, 05/15/49	$20	$17,217
LG Energy Solution Ltd.
5.38%, 07/02/29(d)	200	200,965
5.88%, 04/02/36(d)	200	197,156
Phinia, Inc.
6.63%, 10/15/32(b)	30	30,521
6.75%, 04/15/29(b)	45	45,920
		1,033,479
Banks — 5.8%
ABN AMRO Bank NV
2.47%, 12/13/29, (1-year CMT + 1.10%)(a)(b)	70	66,278
3.32%, 03/13/37, (5-year CMT + 1.90%)(a)(b)	60	53,220
4.83%, 02/26/36(b)	20	18,881
5.52%, 12/03/35, (1-year CMT + 1.25%)(a)(b)	195	194,012
Abu Dhabi Commercial Bank PJSC, 5.50%, 01/12/29(d)	200	201,859
AIB Group PLC
5.32%, 05/15/31, (1-day SOFR + 1.65%)(a)(b)	30	30,079
5.87%, 03/28/35, (1-day SOFR Index + 1.91%)(a)(b)	215	218,894
6.61%, 09/13/29, (1-day SOFR + 2.33%)(a)(b)	40	41,224
Al Rajhi Sukuk Ltd., 5.65%, 03/16/36, (5-year CMT + 2.00%)(a)(d)	200	197,187
Associated Banc-Corp, 6.46%, 08/29/30, (1-day SOFR + 3.03%)(a)	5	5,123
Banco do Brasil SA/Cayman, 6.25%, 04/18/30(d)	200	203,346
Bank Hapoalim BM, 5.25%, 01/14/33(b)(d)	200	196,180
Bank of China Ltd./Sydney, 4.15%, 11/10/30, (1-day SOFR Index + 0.49%)(a)(d)	200	200,714
Bank of Ireland Group PLC, 5.60%, 03/20/30, (1-day SOFR + 1.62%)(a)(b)	35	35,468
Bank of Montreal
3.09%, 01/10/37, (5-year CMT + 1.40%)(a)	90	79,541
3.80%, 12/15/32, (5-year USD Swap + 1.43%)(a)	120	117,985
4.06%, 09/22/28, (1-day SOFR Index + 0.75%)(a)	100	99,452
4.64%, 09/10/30, (1-day SOFR + 1.25%)(a)	45	44,609
5.00%, 01/27/29, (1-day SOFR Index + 0.67%)(a)	75	75,337
5.20%, 02/01/28	120	120,936
5.51%, 06/04/31	55	56,091
5.72%, 09/25/28	125	127,394
Series H, 4.70%, 09/14/27	125	125,324
Series J, 4.44%, 01/14/32, (1-day SOFR + 0.97%)(a)	90	87,377
Bank of New York Mellon Corp. (The)
1.65%, 07/14/28	20	18,990
1.65%, 01/28/31	35	30,717
1.80%, 07/28/31	105	90,729
3.00%, 10/30/28	115	110,937
3.30%, 08/23/29	105	100,621
3.40%, 01/29/28	163	160,829
3.85%, 04/28/28	127	125,846
3.85%, 04/26/29	40	39,180
4.29%, 06/13/33, (1-day SOFR + 1.42%)(a)	120	114,445
4.71%, 02/01/34, (1-day SOFR + 1.51%)(a)	15	14,529
4.94%, 02/11/31, (1-day SOFR + 0.89%)(a)	115	114,821
4.97%, 04/26/34, (1-day SOFR + 1.61%)(a)	85	83,418
4.98%, 03/14/30, (1-day SOFR + 1.09%)(a)	80	80,314
5.06%, 07/22/32, (1-day SOFR + 1.23%)(a)	20	19,956
5.19%, 03/14/35, (1-day SOFR + 1.42%)(a)	100	98,972
5.23%, 11/20/35, (1-day SOFR + 1.25%)(a)	45	44,554
5.32%, 06/06/36, (1-day SOFR + 1.35%)(a)	70	69,483
5.61%, 07/21/39, (1-day SOFR + 1.77%)(a)	5	4,990
Schedule of Investments
4

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® ESG Advanced Universal USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.80%, 10/25/28, (1-day SOFR Index + 1.80%)(a)	$55	$55,763
5.83%, 10/25/33, (1-day SOFR Index + 2.07%)(a)	75	77,395
6.47%, 10/25/34, (1-day SOFR + 1.85%)(a)	110	117,183
Series J, 1.90%, 01/25/29	45	42,189
Bank of New Zealand, 4.85%, 02/07/28(b)	15	15,052
Bank of Nova Scotia (The)
2.15%, 08/01/31	155	135,268
2.45%, 02/02/32	60	52,458
4.34%, 09/15/31, (1-day SOFR + 1.09%)(a)	5	4,854
4.40%, 09/08/28, (1-day SOFR + 1.00%)(a)	115	114,702
4.59%, 05/04/37, (5-year CMT + 2.05%)(a)	120	114,030
4.74%, 11/10/32, (1-day SOFR + 1.44%)(a)	30	29,239
4.85%, 02/01/30	45	44,877
5.13%, 02/14/31, (1-day SOFR + 1.07%)(a)	90	90,063
5.25%, 06/12/28	65	65,748
5.45%, 08/01/29	120	122,422
5.65%, 02/01/34	120	122,038
Bank of the Philippine Islands, 5.00%, 04/07/30(d)	200	200,575
BSF Sukuk Co. Ltd., 5.38%, 01/21/30(d)	200	201,958
CaixaBank SA
5.40%, 04/22/37, (1-day SOFR + 1.53%)(a)(b)	15	14,530
5.67%, 03/15/30, (1-day SOFR Index + 1.78%)(a)(b)	5	5,074
6.04%, 06/15/35, (1-day SOFR + 2.26%)(a)(b)	25	25,529
6.21%, 01/18/29, (1-day SOFR + 2.70%)(a)(b)	200	203,725
6.84%, 09/13/34, (1-day SOFR + 2.77%)(a)(b)	220	235,132
Canadian Imperial Bank of Commerce
3.60%, 04/07/32	80	73,904
4.28%, 01/29/30, (1-day SOFR Index + 0.79%)(a)	120	118,149
4.58%, 09/08/31, (1-day SOFR Index + 1.17%)(a)	15	14,699
4.63%, 09/11/30, (1-day SOFR + 1.34%)(a)	15	14,834
4.86%, 03/30/29, (1-day SOFR + 1.03%)(a)	150	150,197
5.25%, 01/13/31, (1-day SOFR + 1.11%)(a)	110	110,526
5.26%, 04/08/29	115	116,159
6.09%, 10/03/33	110	114,920
Capital One N.A., 4.65%, 09/13/28	250	249,928
CBQ Finance Ltd., 5.38%, 03/28/29(d)	200	200,271
China Construction Bank Corp./London, 4.14%, 09/11/28, (1-day SOFR Index + 0.50%)(a)(d)	200	200,458
Citizens Financial Group, Inc.
2.64%, 09/30/32	135	114,534
3.25%, 04/30/30	15	14,078
5.25%, 03/05/31, (1-day SOFR + 1.26%)(a)	65	65,053
5.30%, 01/29/36, (5-year CMT + 1.45%)(a)	70	68,341
5.64%, 05/21/37, (5-year CMT + 2.75%)(a)	40	39,452
5.72%, 07/23/32, (1-day SOFR + 1.91%)(a)	25	25,302
5.84%, 01/23/30, (1-day SOFR + 2.01%)(a)	130	132,336
Commonwealth Bank of Australia
2.69%, 03/11/31(b)	200	178,849
3.61%, 09/12/34, (5-year CMT + 2.05%)(a)(b)	200	190,654
3.90%, 03/16/28(b)	200	198,068
3.90%, 07/12/47(b)	225	173,798
4.32%, 01/10/48(b)	200	155,370
Commonwealth Bank of Australia/New York, Series C, 4.36%, 03/27/29	25	24,821
DIB Sukuk Ltd., 5.24%, 03/04/29(d)	200	201,338
DNB Bank ASA
4.83%, 03/30/32, (1-day SOFR + 1.13%)(a)(b)	15	14,756
4.85%, 11/05/30, (1-day SOFR + 1.05%)(a)(b)	10	9,968
Fifth Third Bancorp
4.00%, 02/01/29(b)	115	112,295
4.34%, 04/25/33, (1-day SOFR + 1.66%)(a)	65	61,574
Security	Par (000)	Value
Banks (continued)
4.57%, 04/29/32, (1-day SOFR + 0.95%)(a)	$100	$96,893
4.90%, 09/06/30, (1-day SOFR + 1.49%)(a)	70	69,656
5.14%, 01/29/37, (1-day SOFR + 1.24%)(a)	100	95,674
5.63%, 01/29/32, (1-day SOFR + 1.84%)(a)	195	197,517
5.98%, 01/30/30, (1-day SOFR + 2.16%)(a)(b)	10	10,214
6.34%, 07/27/29, (1-day SOFR + 2.34%)(a)	35	35,961
6.36%, 10/27/28, (1-day SOFR Index + 2.19%)(a)	15	15,256
8.25%, 03/01/38	45	53,379
Fifth Third Bank N.A., 5.33%, 08/25/33, (1-day SOFR + 2.61%)(a)	35	34,382
First Abu Dhabi Bank PJSC
4.38%, 09/10/30(d)	200	194,176
5.00%, 02/28/29(d)	200	199,846
First Horizon Corp., 5.51%, 03/07/31, (1-day SOFR + 1.77%)(a)	80	80,041
HDFC Bank Ltd./Gift City, 5.07%, 06/24/31(d)	200	197,207
Huntington Bancshares, Inc./Ohio
2.49%, 08/15/36, (5-year CMT + 1.17%)(a)	80	68,204
2.55%, 02/04/30	65	59,704
5.27%, 01/15/31, (1-day SOFR + 1.28%)(a)	130	130,226
5.71%, 02/02/35, (1-day SOFR Index + 1.87%)(a)	85	85,142
6.14%, 11/18/39, (5-year CMT + 1.70%)(a)	25	25,005
6.21%, 08/21/29, (1-day SOFR + 2.02%)(a)	15	15,355
ING Groep NV
4.55%, 10/02/28	200	199,227
5.07%, 03/25/31, (1-day SOFR Index + 1.23%)(a)	30	29,951
5.34%, 03/19/30, (1-day SOFR Index + 1.44%)(a)	200	201,924
5.53%, 03/25/36, (1-day SOFR + 1.61%)(a)	10	9,930
5.55%, 03/19/35, (1-day SOFR + 1.77%)(a)	55	55,030
6.11%, 09/11/34, (1-day SOFR + 2.09%)(a)	215	223,243
Series VAR, 4.80%, 03/23/32, (1-day SOFR Index + 1.26%)(a)	200	196,259
Kasikornbank PCL, 5.46%, 03/07/28(d)	200	201,517
KBC Group NV
4.93%, 10/16/30, (1-year CMT + 1.07%)(a)(b)	30	29,863
6.32%, 09/21/34, (1-year CMT + 2.05%)(a)(b)	35	36,590
KEB Hana Bank, 5.75%, 10/24/28(d)	200	204,276
KeyBank N.A., 5.00%, 01/26/33	35	34,021
Keybank National Association, 4.39%, 12/14/27	250	249,317
KeyCorp
2.55%, 10/01/29	59	54,938
4.10%, 04/30/28	100	98,953
4.79%, 06/01/33, (1-day SOFR Index + 2.06%)(a)	75	72,305
5.12%, 04/04/31, (1-day SOFR Index + 1.23%)(a)	60	59,926
5.31%, 01/28/37, (1-day SOFR + 1.37%)(a)	65	62,406
6.40%, 03/06/35, (1-day SOFR Index + 2.42%)(a)	85	88,413
KFH Sukuk Co., 5.38%, 01/14/30(d)	200	201,064
Kookmin Bank, 4.50%, 02/01/29(d)	200	197,345
Landeskreditbank Baden-Wuerttemberg Foerderbank
1.38%, 10/12/28(d)	110	103,276
4.38%, 02/15/28(d)	10	9,983
4.63%, 02/13/30(d)	5	5,008
Landwirtschaftliche Rentenbank
0.88%, 09/03/30	30	26,081
1.00%, 02/25/28(d)	55	52,368
3.00%, 05/21/29(d)	40	38,519
3.63%, 10/08/30(c)	50	48,426
3.88%, 09/28/27	35	34,830
3.88%, 06/14/28	55	54,527
4.13%, 05/28/30	30	29,634
4.13%, 02/06/31(d)	80	78,632
5
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® ESG Advanced Universal USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
4.63%, 04/17/29	$55	$55,275
5.00%, 10/24/33	80	81,568
Series 37, 2.50%, 11/15/27	120	117,405
M&T Bank Corp.
4.83%, 01/16/29, (1-day SOFR + 0.93%)(a)	110	110,098
5.05%, 01/27/34, (1-day SOFR + 1.85%)(a)	80	77,803
5.18%, 07/08/31, (1-day SOFR + 1.40%)(a)	100	99,886
5.39%, 01/16/36, (1-day SOFR + 1.61%)(a)	70	68,198
5.40%, 07/30/35, (5-year CMT + 1.43%)(a)	70	69,384
Macquarie Bank Ltd.
3.05%, 03/03/36, (5-year CMT + 1.70%)(a)(b)	130	116,294
3.62%, 06/03/30(b)	115	108,335
4.33%, 06/12/28(b)	55	54,639
4.53%, 03/29/29(b)(c)	20	19,875
6.80%, 01/18/33(b)	25	26,362
Macquarie Group Ltd.
2.69%, 06/23/32, (1-day SOFR + 1.44%)(a)(b)	115	102,216
2.87%, 01/14/33, (1-day SOFR + 1.53%)(a)(b)	120	105,783
4.44%, 06/21/33, (1-day SOFR + 2.41%)(a)(b)	105	99,837
Manufacturers & Traders Trust Co., 4.70%, 01/27/28	255	254,990
Mitsubishi UFJ Financial Group, Inc.
2.05%, 07/17/30	585	523,580
2.31%, 07/20/32, (1-year CMT + 0.95%)(a)	40	34,905
3.20%, 07/18/29	210	200,503
3.75%, 07/18/39	200	165,012
3.96%, 03/02/28	385	381,598
4.15%, 03/07/39	10	8,769
4.32%, 04/19/33, (1-year CMT + 1.55%)(a)	600	569,914
5.06%, 01/14/37, (1-year CMT + 0.90%)(a)	30	28,678
5.16%, 04/24/31, (1-year CMT + 1.17%)(a)	40	40,007
5.19%, 07/23/32, (1-year CMT + 0.82%)(a)	200	198,907
5.19%, 09/12/36, (1-year CMT + 0.93%)(a)	575	557,279
5.26%, 04/17/30, (1-year CMT + 0.82%)(a)	10	10,073
Mizuho Bank Ltd., 5.77%, 04/16/46(b)	205	197,497
Mizuho Financial Group, Inc.
2.17%, 05/22/32, (1-year CMT + 0.87%)(a)	250	217,894
2.59%, 05/25/31, (3-mo. CME Term SOFR + 1.33%)(a)	20	18,259
3.15%, 07/16/30, (3-mo. CME Term SOFR + 1.39%)(a)	405	385,026
4.02%, 03/05/28	385	381,539
4.71%, 07/08/31, (1-year CMT + 0.92%)(a)	300	295,478
5.32%, 07/08/36, (1-year CMT + 1.07%)(a)	20	19,584
5.42%, 05/13/36, (1-year CMT + 0.98%)(a)	280	276,310
5.75%, 05/27/34, (1-year CMT + 1.80%)(a)	200	203,419
National Bank of Canada, 4.50%, 10/10/29	250	247,419
NBK SPC Ltd., 5.50%, 06/06/30, (1-day SOFR + 1.16%)(a)(d)	200	201,159
Nordea Bank Abp
4.25%, 08/28/30(b)	5	4,875
4.38%, 09/10/29(b)	35	34,571
4.63%, 09/13/33, (5-year USD Swap + 1.69%)(a)(b)	115	113,957
Northern Trust Corp.
1.95%, 05/01/30	140	126,410
3.15%, 05/03/29	85	81,785
3.65%, 08/03/28	70	68,898
4.15%, 11/19/30	10	9,734
6.13%, 11/02/32	85	89,189
NRW Bank, 4.00%, 04/08/30(d)	10	9,819
Oesterreichische Kontrollbank AG
3.63%, 09/09/27	75	74,462
Security	Par (000)	Value
Banks (continued)
3.75%, 09/05/29	$15	$14,702
3.75%, 09/10/30	50	48,639
3.75%, 01/15/31	100	96,928
4.00%, 05/28/28	10	9,933
4.13%, 01/18/29(c)	125	124,117
4.25%, 03/01/28	45	44,906
4.50%, 01/24/30	25	25,017
Old National Bancorp, 5.77%, 02/15/36, (3-mo. CME Term SOFR + 2.20%)(a)	25	24,760
Oversea-Chinese Banking Corp. Ltd., 4.55%, 09/08/35, (5-year CMT + 0.80%)(a)(b)	200	195,104
PNC Bank N.A., 4.05%, 07/26/28	15	14,822
PNC Financial Services Group, Inc. (The)
2.31%, 04/23/32, (1-day SOFR + 0.98%)(a)	135	119,178
2.55%, 01/22/30	120	110,999
3.45%, 04/23/29	116	112,351
4.08%, 01/26/29, (1-day SOFR + 0.61%)(a)	100	99,254
4.63%, 06/06/33, (1-day SOFR Index + 1.85%)(a)	65	62,156
4.81%, 10/21/32, (1-day SOFR + 1.26%)(a)	165	162,003
4.90%, 05/13/31, (1-day SOFR + 1.33%)(a)	115	114,345
5.07%, 01/24/34, (1-day SOFR + 1.93%)(a)	145	142,493
5.22%, 01/29/31, (1-day SOFR + 1.07%)(a)	135	135,783
5.35%, 12/02/28, (1-day SOFR + 1.62%)(a)	25	25,223
5.37%, 07/21/36, (1-day SOFR + 1.42%)(a)	55	54,233
5.40%, 07/23/35, (1-day SOFR + 1.60%)(a)	140	138,797
5.42%, 01/25/41, (5-year CMT + 1.17%)(a)	100	95,608
5.46%, 07/21/37, (1-day SOFR + 1.27%)(a)	70	68,901
5.49%, 05/14/30, (1-day SOFR + 1.20%)(a)	105	106,458
5.58%, 06/12/29, (1-day SOFR + 1.84%)(a)	190	192,781
5.58%, 01/29/36, (1-day SOFR + 1.39%)(a)	120	120,068
5.68%, 01/22/35, (1-day SOFR + 1.90%)(a)	110	111,141
5.94%, 08/18/34, (1-day SOFR + 1.95%)(a)	50	51,530
6.04%, 10/28/33, (1-day SOFR Index + 2.14%)(a)	110	113,685
6.88%, 10/20/34, (1-day SOFR + 2.28%)(a)	150	162,480
QIB Sukuk Ltd., 4.80%, 06/12/30(d)	200	198,066
QNB Finance Ltd., 4.85%, 04/02/29, (1-day SOFR + 1.20%)(a)	200	200,347
Regions Bank/Birmingham AL, 6.45%, 06/26/37	5	5,184
Regions Financial Corp.
1.80%, 08/12/28	65	61,399
5.50%, 09/06/35, (1-day SOFR + 2.06%)(a)	20	19,701
5.72%, 06/06/30, (1-day SOFR + 1.49%)(a)	55	55,927
7.38%, 12/10/37	20	22,239
Santander Holdings USA, Inc.
5.74%, 03/20/31, (1-day SOFR + 1.88%)(a)	210	212,739
6.50%, 03/09/29, (1-day SOFR + 2.36%)(a)	255	260,455
Santander U.K. Group Holdings PLC
2.90%, 03/15/32, (1-day SOFR + 1.48%)(a)	30	26,941
4.86%, 09/11/30, (1-day SOFR Index + 1.55%)(a)	10	9,899
5.69%, 04/15/31, (1-day SOFR Index + 1.52%)(a)	215	217,703
Saudi Awwal Bank, 5.95%, 09/04/35, (5-year CMT + 2.20%)(a)(d)	200	198,016
Shinhan Bank Co. Ltd., 4.38%, 04/13/32(d)	200	191,140
Shinhan Financial Group Co. Ltd., 5.00%, 07/24/28(d)	200	200,396
Skandinaviska Enskilda Banken AB
4.50%, 09/03/30(b)	15	14,673
5.38%, 03/05/29(b)	15	15,173
SNB Funding Ltd.
4.85%, 03/17/30, (1-day SOFR + 1.20%)(a)(d)	200	199,715
6.00%, 06/24/35, (5-year CMT + 2.00%)(a)(d)	200	199,964
Schedule of Investments
6

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® ESG Advanced Universal USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Societe Generale SA
2.89%, 06/09/32, (1-year CMT + 1.30%)(a)(b)	$240	$213,465
3.63%, 03/01/41(b)	10	7,114
4.45%, 04/12/30, (1-day SOFR + 1.10%)(a)(b)	200	196,075
5.25%, 05/22/29, (1-day SOFR + 1.42%)(a)(b)	200	200,608
5.40%, 04/10/37, (1-day SOFR + 1.60%)(a)(b)	225	213,902
5.44%, 10/03/36, (1-day SOFR + 1.73%)(a)(b)	15	14,334
5.63%, 01/19/30, (1-year CMT + 1.75%)(a)(b)	50	50,475
6.07%, 01/19/35, (1-year CMT + 2.10%)(a)(b)	200	201,801
6.10%, 04/13/33, (1-year CMT + 1.60%)(a)(b)	175	178,332
6.22%, 06/15/33, (1-year CMT + 3.20%)(a)(b)	200	202,980
7.13%, 01/19/55, (1-year CMT + 2.95%)(a)(b)	170	168,519
7.37%, 01/10/53(b)	10	10,176
Standard Chartered PLC
4.30%, 01/13/30, (1-year CMT + 0.77%)(a)(b)	400	392,977
4.64%, 04/01/31, (1-year CMT + 3.85%)(a)(b)	200	196,329
5.40%, 08/12/36, (1-year CMT + 1.20%)(a)(b)	200	194,148
5.70%, 03/26/44(b)	200	188,035
6.10%, 01/11/35, (1-year CMT + 2.10%)(a)(b)	200	204,429
6.23%, 01/21/36, (1-year CMT + 1.43%)(a)(b)	200	206,004
State Bank of India/London, 4.50%, 09/09/30(d)	200	194,537
State Street Corp.
2.20%, 03/03/31	105	92,817
2.40%, 01/24/30	130	120,821
2.62%, 02/07/33, (1-day SOFR + 1.00%)(a)	30	26,424
3.03%, 11/01/34, (1-day SOFR + 1.49%)(a)	80	74,950
3.15%, 03/30/31, (1-day SOFR + 2.65%)(a)	100	94,296
4.14%, 12/03/29, (3-mo. CME Term SOFR + 1.29%)(a)	70	69,086
4.16%, 08/04/33, (1-day SOFR + 1.73%)(a)	65	61,535
4.33%, 10/22/27	240	239,784
4.42%, 05/13/33, (1-day SOFR + 1.61%)(a)	25	24,077
4.53%, 02/20/29, (1-day SOFR + 1.02%)(a)	140	139,855
4.68%, 10/22/32, (1-day SOFR + 1.05%)(a)	40	39,209
4.82%, 01/26/34, (1-day SOFR + 1.57%)(a)	50	48,870
4.83%, 04/24/30	45	45,060
5.09%, 04/24/37, (1-day SOFR + 1.20%)(a)	100	96,761
5.15%, 02/28/36, (1-day SOFR + 1.22%)(a)	40	39,210
5.16%, 05/18/34, (1-day SOFR + 1.89%)(a)	105	104,401
5.68%, 11/21/29, (1-day SOFR + 1.48%)(a)	45	45,900
6.12%, 11/21/34, (1-day SOFR + 1.96%)(a)	50	51,880
Sumitomo Mitsui Financial Group, Inc.
1.71%, 01/12/31	125	108,363
1.90%, 09/17/28	235	221,869
2.13%, 07/08/30	95	85,204
2.14%, 09/23/30	112	99,762
2.30%, 01/12/41	30	19,964
2.75%, 01/15/30	40	37,168
2.93%, 09/17/41	170	119,075
3.04%, 07/16/29	215	204,332
3.05%, 01/14/42	10	7,267
3.35%, 10/18/27	38	37,494
3.54%, 01/17/28	70	68,981
3.94%, 07/19/28	35	34,550
4.31%, 10/16/28	55	54,497
4.95%, 07/08/33, (1-day SOFR + 1.38%)(a)	40	39,126
5.05%, 01/15/37, (1-day SOFR + 1.22%)(a)	45	43,029
5.32%, 07/09/29	200	202,298
5.33%, 03/03/41, (5-year CMT + 1.30%)(a)	70	66,530
5.45%, 01/15/32	210	211,556
5.52%, 01/13/28	200	202,367
Security	Par (000)	Value
Banks (continued)
5.56%, 07/09/34	$215	$215,981
5.57%, 01/15/47, (1-day SOFR + 1.36%)(a)	5	4,706
5.63%, 01/15/35	50	50,345
5.71%, 01/13/30	205	209,056
5.77%, 01/13/33	220	224,723
5.78%, 07/13/33	5	5,102
5.80%, 07/08/46, (1-day SOFR + 1.78%)(a)	115	109,688
5.81%, 09/14/33	40	40,934
5.84%, 07/09/44	20	19,359
6.18%, 07/13/43	20	20,431
Sumitomo Mitsui Trust Bank Ltd.
4.20%, 03/05/31(b)	5	4,852
4.50%, 09/10/29(b)	215	212,755
4.80%, 03/05/36(b)	20	18,820
4.85%, 09/10/34(b)	200	191,970
4.95%, 09/15/27(b)	25	25,095
5.35%, 03/07/34(b)	15	14,922
5.50%, 03/09/28(b)	25	25,286
5.55%, 09/14/28(b)	225	228,201
Svenska Handelsbanken AB, 5.50%, 06/15/28(b)	65	65,856
Toronto-Dominion Bank (The)
2.00%, 09/10/31	320	279,308
4.11%, 10/13/28	25	24,687
4.36%, 04/23/29	55	54,350
4.46%, 06/08/32	290	280,383
4.57%, 06/02/28	185	184,593
4.69%, 09/15/27	100	100,249
4.78%, 12/17/29	25	24,969
4.86%, 01/31/28	25	25,070
4.87%, 04/22/33	50	48,727
4.93%, 10/15/35	100	95,831
5.15%, 09/10/34, (5-year CMT + 1.50%)(a)	50	49,785
5.16%, 01/10/28	100	100,662
5.30%, 01/30/32	10	10,069
5.52%, 07/17/28	105	106,603
Series F, 4.85%, 07/27/29	120	119,927
Truist Bank, 2.25%, 03/11/30	35	31,767
Truist Financial Corp.
1.89%, 06/07/29, (1-day SOFR + 0.86%)(a)	100	94,950
1.95%, 06/05/30	90	80,737
3.88%, 03/19/29	185	180,506
4.60%, 01/27/32, (1-day SOFR + 0.97%)(a)	150	146,056
4.87%, 01/26/29, (1-day SOFR + 1.44%)(a)	20	20,021
4.92%, 07/28/33, (1-day SOFR + 2.24%)(a)	95	91,609
4.96%, 10/23/36, (1-day SOFR + 1.40%)(a)	130	123,208
5.07%, 05/20/31, (1-day SOFR + 1.31%)(a)	25	24,938
5.12%, 01/26/34, (1-day SOFR + 1.85%)(a)	105	103,013
5.15%, 08/05/32, (1-day SOFR + 1.57%)(a)	65	64,459
5.44%, 01/24/30, (1-day SOFR + 1.62%)(a)	170	171,778
5.71%, 01/24/35, (1-day SOFR + 1.92%)(a)	130	130,833
5.87%, 06/08/34, (1-day SOFR + 2.36%)(a)	155	157,741
6.12%, 10/28/33, (1-day SOFR + 2.30%)(a)	35	36,252
7.16%, 10/30/29, (1-day SOFR + 2.45%)(a)	170	177,646
Series I, 4.96%, 07/23/30, (1-day SOFR + 0.88%)(a)	100	99,672
U.S. Bancorp
1.38%, 07/22/30	65	56,856
2.49%, 11/03/36, (5-year CMT + 0.95%)(a)	80	68,911
2.68%, 01/27/33, (1-day SOFR + 1.02%)(a)	85	74,813
3.00%, 07/30/29	120	114,045
3.90%, 04/26/28	15	14,837
7
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® ESG Advanced Universal USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
4.65%, 02/01/29, (1-day SOFR + 1.23%)(a)	$145	$144,850
4.84%, 02/01/34, (1-day SOFR + 1.60%)(a)	155	150,277
4.97%, 07/22/33, (1-day SOFR + 2.11%)(a)	90	87,667
5.05%, 02/12/31, (1-day SOFR + 1.06%)(a)	125	124,886
5.08%, 05/15/31, (1-day SOFR + 1.30%)(a)	115	114,985
5.10%, 07/23/30, (1-day SOFR + 1.25%)(a)	65	65,338
5.38%, 01/23/30, (1-day SOFR + 1.56%)(a)	120	121,361
5.42%, 02/12/36, (1-day SOFR + 1.41%)(a)	125	124,342
5.47%, 07/27/37, (1-day SOFR + 1.25%)(a)	70	69,243
5.68%, 01/23/35, (1-day SOFR + 1.86%)(a)	125	126,386
5.78%, 06/12/29, (1-day SOFR + 2.02%)(a)	110	111,891
5.84%, 06/12/34, (1-day SOFR + 2.26%)(a)	130	132,950
5.85%, 10/21/33, (1-day SOFR + 2.09%)(a)	120	123,040
United Overseas Bank Ltd., 3.86%, 10/07/32, (5-year CMT + 1.45%)(a)(b)	65	64,317
Walker & Dunlop, Inc., 6.63%, 04/01/33(b)	25	24,836
Webster Financial Corp., 4.10%, 03/25/29	80	78,068
Westpac Banking Corp.
1.95%, 11/20/28	110	103,966
2.15%, 06/03/31	100	88,635
2.65%, 01/16/30	55	51,461
2.67%, 11/15/35, (5-year CMT + 1.75%)(a)	105	93,911
2.96%, 11/16/40	20	14,329
3.13%, 11/18/41	5	3,568
3.40%, 01/25/28	290	285,848
4.35%, 07/01/30(c)	5	4,934
4.42%, 07/24/39	120	104,662
5.41%, 08/10/33, (1-year CMT + 2.68%)(a)	285	283,524
Westpac New Zealand Ltd.
4.13%, 01/29/29(b)	10	9,841
4.22%, 09/16/30(b)	20	19,431
4.94%, 02/27/30(b)	220	219,629
Woori Bank, 4.75%, 01/24/29(d)	200	200,102
Yapi ve Kredi Bankasi A/S, 9.25%, 01/17/34, (5-year CMT + 5.28%)(a)(d)	200	206,766
Zions Bancorp N.A., 6.82%, 11/19/35, (1-day SOFR + 2.83%)(a)	5	5,142
		41,489,164
Beverages — 0.1%
JDE Peet's NV, 2.25%, 09/24/31(b)	30	25,816
Keurig Dr Pepper, Inc.
2.25%, 03/15/31	35	30,871
3.20%, 05/01/30	55	51,374
3.35%, 03/15/51	50	31,534
3.80%, 05/01/50	65	44,784
3.95%, 04/15/29	90	87,834
4.05%, 04/15/32	65	60,984
4.42%, 12/15/46	35	27,626
4.50%, 11/15/45	50	39,979
4.50%, 04/15/52	80	61,884
4.60%, 05/25/28	25	24,917
4.60%, 05/15/30	50	49,059
5.05%, 03/15/29	60	60,094
5.09%, 05/25/48	5	4,239
5.15%, 05/15/35(c)	15	14,537
5.30%, 03/15/34(c)	60	59,159
Series 10, 5.20%, 03/15/31	20	19,957
Maple Parent Holdings Corp.
5.05%, 03/26/31(b)	10	9,852
6.63%, 03/26/56(b)	5	5,013
Security	Par (000)	Value
Beverages (continued)
Primo Water Holdings, Inc./Triton Water Holdings, Inc.
4.38%, 04/30/29(b)	$50	$48,989
6.25%, 04/01/29(b)	50	50,178
		808,680
Biotechnology — 0.2%
Biogen, Inc.
2.25%, 05/01/30	44	39,910
3.15%, 05/01/50	110	68,541
3.25%, 02/15/51	30	18,811
5.20%, 09/15/45	80	71,605
5.75%, 05/15/35	25	25,419
6.45%, 05/15/55	55	56,496
BioMarin Pharmaceutical, Inc., 5.50%, 02/15/34(b)	50	48,860
Bio-Rad Laboratories, Inc., 3.70%, 03/15/32	40	36,916
CSL Finance PLC
4.05%, 04/27/29(b)	45	44,083
4.25%, 04/27/32(b)	30	28,525
4.63%, 04/27/42(b)	20	17,139
4.75%, 04/27/52(b)	90	73,723
5.11%, 04/03/34(b)	60	58,864
5.42%, 04/03/54(b)	50	45,091
Genmab A/S/Genmab Finance LLC
6.25%, 12/15/32(b)	75	76,096
7.25%, 12/15/33(b)	60	62,511
Illumina, Inc.
2.55%, 03/23/31	45	40,203
5.75%, 12/13/27	45	45,545
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/30	100	87,966
2.80%, 09/15/50	86	49,998
Royalty Pharma PLC
1.75%, 09/02/27	60	58,423
2.15%, 09/02/31	25	21,730
2.20%, 09/02/30	50	44,846
3.30%, 09/02/40	35	26,335
3.35%, 09/02/51	90	57,524
3.55%, 09/02/50	90	60,245
5.15%, 09/02/29	55	55,299
5.20%, 09/25/35	5	4,854
5.90%, 09/02/54	45	42,806
		1,368,364
Building Materials — 0.4%
Boise Cascade Co., 4.88%, 07/01/30(b)	25	24,547
Builders FirstSource, Inc.
4.25%, 02/01/32(b)	65	59,767
5.00%, 03/01/30(b)	35	34,127
6.38%, 06/15/32(b)	25	25,073
6.38%, 03/01/34(b)	72	71,299
6.75%, 05/15/35(b)	75	74,944
Carlisle Companies, Inc.
2.20%, 03/01/32	50	42,743
2.75%, 03/01/30	51	47,304
3.75%, 12/01/27	34	33,630
5.25%, 09/15/35	85	83,094
5.55%, 09/15/40	10	9,602
Cemex SAB de CV, 5.20%, 09/17/30(d)	200	199,710
CRH America Finance, Inc.
3.95%, 04/04/28(b)	80	78,943
4.40%, 05/09/47(b)	25	19,909
4.50%, 04/04/48(b)	26	20,884
Schedule of Investments
8

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® ESG Advanced Universal USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Building Materials (continued)
5.40%, 05/21/34	$15	$14,962
5.50%, 01/09/35	200	199,766
CRH America, Inc., 5.13%, 05/18/45(b)	55	48,781
CRH SMW Finance DAC, 5.20%, 05/21/29	10	10,084
Eagle Materials, Inc., 5.00%, 03/15/36	55	51,933
Fortune Brands Innovations, Inc.
3.25%, 09/15/29	57	54,193
5.88%, 06/01/33(c)	60	61,355
Knife River Corp., 7.75%, 05/01/31(b)	30	30,928
Lennox International, Inc., 5.50%, 09/15/28	5	5,062
Louisiana-Pacific Corp., 3.63%, 03/15/29(b)	25	24,068
Marriott International, Inc., 5.63%, 08/15/36	150	149,978
Martin Marietta Materials, Inc.
2.40%, 07/15/31	147	129,609
3.20%, 07/15/51	85	53,331
3.50%, 12/15/27	55	54,217
4.25%, 12/15/47	40	30,909
5.15%, 12/01/34	85	83,206
Series CB, 2.50%, 03/15/30	62	56,979
Masco Corp.
2.00%, 10/01/30	25	22,118
2.00%, 02/15/31	45	39,177
3.13%, 02/15/51	20	12,408
3.50%, 11/15/27	45	44,363
4.50%, 05/15/47	35	28,305
Mohawk Industries, Inc.
3.63%, 05/15/30	40	38,077
5.85%, 09/18/28	25	25,489
Owens Corning
3.50%, 02/15/30	45	42,824
3.88%, 06/01/30	40	38,413
3.95%, 08/15/29	15	14,623
4.30%, 07/15/47	45	35,233
4.40%, 01/30/48	30	23,804
5.70%, 06/15/34	35	35,458
5.95%, 06/15/54	55	53,290
7.00%, 12/01/36	25	27,335
Trane Technologies Financing Ltd.
3.80%, 03/21/29	73	71,324
4.50%, 03/21/49	34	27,898
4.65%, 11/01/44	30	25,792
5.10%, 06/13/34	65	64,438
5.25%, 03/03/33	50	50,309
Trane Technologies Holdco, Inc.
3.75%, 08/21/28	52	51,195
4.30%, 02/21/48	27	21,515
5.75%, 06/15/43	20	19,972
Vulcan Materials Co.
3.50%, 06/01/30	110	104,330
4.50%, 06/15/47	22	17,924
4.70%, 03/01/48	55	45,794
4.95%, 12/01/29	5	5,011
5.35%, 12/01/34	75	74,565
5.70%, 12/01/54	60	56,837
		3,002,758
Chemicals — 0.4%
Air Liquide Finance SA
2.25%, 09/10/29(b)	30	27,997
3.50%, 09/27/46(b)	50	36,641
Air Products and Chemicals, Inc.
2.05%, 05/15/30	74	66,960
Security	Par (000)	Value
Chemicals (continued)
2.70%, 05/15/40	$85	$60,864
2.80%, 05/15/50	95	57,156
4.60%, 02/08/29	45	44,916
4.75%, 02/08/31	10	9,939
4.80%, 03/03/33	50	49,405
4.85%, 02/08/34	85	83,039
Ashland, Inc.
3.38%, 09/01/31(b)	30	27,698
6.88%, 05/15/43	20	20,421
Axalta Coating Systems Dutch Holding B BV, 7.25%, 02/15/31(b)	40	41,414
Axalta Coating Systems LLC, 3.38%, 02/15/29(b)	45	43,153
Cabot Corp.
4.00%, 07/01/29	15	14,611
5.00%, 06/30/32	5	4,940
CF Industries, Inc.
4.95%, 06/01/43	65	57,270
5.15%, 03/15/34	75	73,401
5.38%, 03/15/44	65	59,832
FMC Corp.
3.45%, 10/01/29	30	27,854
4.50%, 10/01/49(c)	30	19,708
5.65%, 05/18/33(c)	30	27,500
6.38%, 05/18/53(c)	35	27,677
8.45%, 11/01/55, (5-year CMT + 4.37%)(a)	50	37,061
HB Fuller Co., 4.25%, 10/15/28	20	19,603
Huntsman International LLC
2.95%, 06/15/31	40	34,790
4.50%, 05/01/29	30	29,042
5.70%, 10/15/34	10	9,296
International Flavors & Fragrances, Inc.
1.83%, 10/15/27(b)	78	75,642
2.30%, 11/01/30(b)	67	59,907
3.27%, 11/15/40(b)	42	30,873
3.47%, 12/01/50(b)(c)	45	29,764
4.45%, 09/26/28	35	34,750
5.00%, 09/26/48	65	55,583
Linde, Inc./CT
1.10%, 08/10/30	54	46,970
2.00%, 08/10/50	15	7,646
3.55%, 11/07/42	30	23,039
Mosaic Co. (The)
4.88%, 11/15/41	25	21,898
5.45%, 11/15/33(c)	25	24,767
5.63%, 11/15/43	55	50,745
Nutrien Ltd.
2.95%, 05/13/30	74	68,957
3.95%, 05/13/50	30	21,787
4.13%, 03/15/35	35	31,482
4.20%, 04/01/29	80	78,739
4.90%, 03/27/28	15	15,034
4.90%, 06/01/43	30	26,176
5.00%, 04/01/49	56	47,853
5.25%, 01/15/45	40	36,213
5.35%, 05/29/36	5	4,886
5.63%, 12/01/40	30	29,005
5.80%, 03/27/53	55	52,294
5.88%, 12/01/36	40	40,357
Perimeter Holdings LLC
5.00%, 10/30/29(b)	40	39,106
6.25%, 01/15/34(b)	30	29,666
9
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® ESG Advanced Universal USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Chemicals (continued)
PPG Industries, Inc.
2.55%, 06/15/30	$75	$68,843
3.75%, 03/15/28	114	112,448
RPM International, Inc.
4.25%, 01/15/48	45	34,855
4.55%, 03/01/29	15	14,869
5.25%, 06/01/45	15	13,408
Sociedad Quimica y Minera de Chile SA, 4.25%, 05/07/29(d)	200	196,887
Tronox, Inc., 4.63%, 03/15/29(b)	75	50,389
Yara International ASA
3.15%, 06/04/30(b)	85	78,765
4.75%, 06/01/28(b)	92	91,721
7.38%, 11/14/32(d)	100	108,536
		2,766,048
Commercial Services — 0.9%
ADT Security Corp. (The)
4.13%, 08/01/29(b)	70	67,416
4.88%, 07/15/32(b)	50	47,178
5.88%, 10/15/33(b)	50	48,887
AMN Healthcare, Inc., 4.00%, 04/15/29(b)	25	24,212
APi Group DE, Inc.
4.75%, 10/15/29(b)	20	19,585
5.75%, 06/01/34(b)	30	29,487
Ashtead Capital, Inc.
2.45%, 08/12/31(b)	80	70,011
4.00%, 05/01/28(b)	55	54,112
5.50%, 08/11/32(b)	10	10,059
5.95%, 10/15/33(b)	200	203,368
Automatic Data Processing, Inc.
1.25%, 09/01/30	61	53,283
1.70%, 05/15/28	97	92,676
4.45%, 09/09/34(c)	100	95,603
4.75%, 05/08/32	95	93,759
5.00%, 05/07/36	20	19,392
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
4.75%, 04/01/28(b)	30	29,642
5.38%, 03/01/29(b)	40	39,334
8.00%, 02/15/31(b)	30	30,375
8.25%, 01/15/30(b)	47	48,395
8.38%, 06/15/32(b)	35	35,676
Belron U.K. Finance PLC, 5.75%, 10/15/29(b)	75	75,296
Block Financial LLC
2.50%, 07/15/28	30	28,690
3.88%, 08/15/30	50	47,236
Cimpress PLC, 7.38%, 09/15/32(b)	40	40,408
Cintas Corp. No. 2
4.00%, 05/01/32	85	80,799
4.20%, 05/01/28	30	29,824
Clarivate Science Holdings Corp.
3.88%, 07/01/28(b)	60	58,333
4.88%, 07/01/29(b)	60	56,486
CompoSecure Holdings LLC, 5.63%, 02/01/33(b)	55	53,272
Deluxe Corp.
8.00%, 06/01/29(b)	30	30,307
8.13%, 09/15/29(b)	35	36,362
Element Fleet Management Corp.
4.80%, 05/29/29(b)	5	4,966
6.32%, 12/04/28(b)	30	30,909
Equifax, Inc.
4.80%, 09/15/29	95	94,506
Security	Par (000)	Value
Commercial Services (continued)
5.00%, 08/15/29	$40	$40,011
5.10%, 12/15/27	35	35,193
5.65%, 08/15/33	40	40,066
Global Payments, Inc.
2.90%, 05/15/30	85	77,701
2.90%, 11/15/31	55	48,101
3.20%, 08/15/29	115	108,647
4.15%, 08/15/49	30	21,188
4.45%, 06/01/28	80	79,248
4.50%, 11/15/28	135	133,146
5.20%, 11/15/32	100	96,575
5.30%, 08/15/29	15	14,997
5.40%, 08/15/32	60	58,975
5.55%, 11/15/35	135	128,848
5.95%, 08/15/52(c)	55	50,220
Herc Holdings, Inc.
5.75%, 03/15/31(b)	25	24,911
6.00%, 03/15/34(b)(c)	35	34,511
6.63%, 06/15/29(b)	50	50,997
7.00%, 06/15/30(b)	100	103,489
7.25%, 06/15/33(b)(c)	75	77,596
Hertz Corp. (The)
5.00%, 12/01/29(b)	55	17,686
12.63%, 07/15/29(b)	79	53,563
Moody's Corp.
2.00%, 08/19/31(c)	85	74,140
2.75%, 08/19/41	40	27,457
3.10%, 11/29/61	45	25,567
3.25%, 01/15/28	27	26,538
3.25%, 05/20/50	40	25,509
3.75%, 02/25/52	20	13,893
4.25%, 02/01/29	47	46,505
4.25%, 08/08/32	40	38,289
4.88%, 12/17/48	39	33,015
5.00%, 08/05/34	5	4,900
5.25%, 07/15/44	65	59,225
PayPal Holdings, Inc.
2.30%, 06/01/30	95	86,699
2.85%, 10/01/29	159	149,803
3.25%, 06/01/50	75	48,244
4.40%, 06/01/32	85	81,521
4.45%, 03/06/28	25	24,917
5.05%, 06/01/52	70	58,730
5.10%, 04/01/35	20	19,268
5.15%, 06/01/34(c)	90	87,759
5.25%, 06/01/62	30	25,617
5.50%, 06/01/54	30	26,811
5.55%, 06/01/36	15	14,662
Quanta Services, Inc.
2.35%, 01/15/32	95	82,194
2.90%, 10/01/30	101	92,759
3.05%, 10/01/41	40	28,292
4.50%, 01/15/31	10	9,745
5.10%, 08/09/35	5	4,821
RELX Capital, Inc.
3.00%, 05/22/30	100	93,341
4.00%, 03/18/29	95	93,195
4.75%, 03/27/30	100	99,256
5.25%, 03/27/35	30	29,485
Schedule of Investments
10

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® ESG Advanced Universal USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services (continued)
Rentokil Terminix Funding LLC
5.00%, 04/28/30(b)	$5	$4,963
5.63%, 04/28/35(b)	10	9,833
S&P Global, Inc.
1.25%, 08/15/30(c)	64	55,607
2.30%, 08/15/60	40	18,568
2.50%, 12/01/29	75	69,778
2.90%, 03/01/32	100	89,801
2.95%, 03/01/29	40	38,334
3.25%, 12/01/49	55	36,176
3.70%, 03/01/52	75	53,077
3.90%, 03/01/62	30	20,571
4.25%, 05/01/29	95	93,703
4.75%, 08/01/28	60	60,153
4.80%, 12/04/35	5	4,759
5.25%, 09/15/33	10	10,043
Service Corp. International/U.S.
3.38%, 08/15/30	55	51,008
4.00%, 05/15/31	50	46,986
4.63%, 12/15/27	35	34,870
5.13%, 06/01/29	50	49,738
5.75%, 10/15/32	50	49,960
Sunbelt Rentals Holdings, Inc., 5.65%, 08/12/36(b)	50	48,932
TR Finance LLC
5.50%, 08/15/35	35	34,690
5.65%, 11/23/43(c)	5	4,762
5.85%, 04/15/40	32	31,318
Transurban Finance Co. Pty. Ltd., 2.45%, 03/16/31(b)	72	64,259
TriNet Group, Inc.
3.50%, 03/01/29(b)	35	33,302
7.13%, 08/15/31(b)	25	25,525
Valvoline, Inc.
3.63%, 06/15/31(b)	35	32,096
6.13%, 08/15/34(b)	27	26,946
Verisk Analytics, Inc.
3.63%, 05/15/50	40	26,968
4.13%, 03/15/29	65	63,912
5.25%, 06/05/34	60	58,792
5.25%, 03/15/35	20	19,462
5.50%, 06/15/45	27	24,733
5.75%, 04/01/33	35	35,655
VM Consolidated, Inc., 5.50%, 04/15/29(b)	27	25,253
WEX, Inc., 6.50%, 03/15/33(b)	50	50,235
		6,012,438
Computers — 0.6%
Accenture Capital, Inc.
3.90%, 10/04/27	35	34,830
4.05%, 10/04/29	85	83,183
4.25%, 10/04/31	105	101,024
4.50%, 10/04/34	80	74,921
4.75%, 07/10/29	70	69,898
5.30%, 07/10/33	140	138,896
Booz Allen Hamilton, Inc.
3.88%, 09/01/28(b)	105	102,398
4.00%, 07/01/29(b)	75	72,601
5.95%, 08/04/33	10	10,052
5.95%, 04/15/35(c)	10	9,911
CACI International, Inc., 6.38%, 06/15/33(b)	75	75,999
CGI, Inc., 2.30%, 09/14/31	50	43,150
Crane NXT Co., 4.20%, 03/15/48	25	15,571
Security	Par (000)	Value
Computers (continued)
Dell International LLC/EMC Corp.
3.45%, 12/15/51	$100	$65,881
4.75%, 04/01/28	100	100,111
4.75%, 10/06/32	200	194,211
5.00%, 04/01/30	5	4,992
5.00%, 02/15/34	60	58,148
5.10%, 02/15/36	200	192,331
5.25%, 02/01/28	200	201,447
5.25%, 02/15/37	120	115,472
5.30%, 10/01/29	200	201,873
5.30%, 04/01/32	25	25,046
5.75%, 02/01/33	100	102,119
8.10%, 07/15/36	30	34,814
Dell, Inc., 6.50%, 04/15/38	5	5,212
Diebold Nixdorf, Inc., 7.75%, 03/31/30(b)	65	67,805
DXC Technology Co., 2.38%, 09/15/28	70	66,213
Everforth, Inc., 4.63%, 05/15/28(b)	40	38,937
Fortinet, Inc., 2.20%, 03/15/31	52	45,929
Gartner, Inc.
3.63%, 06/15/29(b)	60	56,688
3.75%, 10/01/30(b)	80	73,650
4.50%, 07/01/28(b)	70	68,942
4.95%, 03/20/31	15	14,481
Hewlett Packard Enterprise Co.
4.40%, 09/25/27	115	114,771
4.40%, 10/15/30	25	24,355
4.55%, 10/15/29	135	133,223
4.60%, 03/23/29	250	248,286
4.85%, 10/15/31	115	113,125
5.00%, 10/15/34	145	139,186
5.25%, 07/01/28	40	40,287
5.25%, 04/01/33	100	98,947
5.60%, 10/15/54	70	61,672
6.20%, 10/15/35(c)	75	78,586
6.35%, 10/15/45	110	108,945
HP, Inc.
2.65%, 06/17/31	100	88,667
4.00%, 04/15/29	50	48,859
5.40%, 04/25/30	45	45,352
5.50%, 01/15/33(c)	10	10,048
6.00%, 09/15/41(c)	50	49,032
Insight Enterprises, Inc., 6.63%, 05/15/32(b)	35	35,515
Kyndryl Holdings, Inc.
3.15%, 10/15/31	10	8,338
4.10%, 10/15/41	45	31,506
6.35%, 02/20/34(c)	40	37,897
NCR Voyix Corp.
5.00%, 10/01/28(b)	40	39,316
5.13%, 04/15/29(b)	32	31,228
NetApp, Inc.
2.70%, 06/22/30	37	33,861
5.70%, 03/17/35	60	60,067
Pitney Bowes, Inc., 7.25%, 03/15/29(b)	25	25,207
Science Applications International Corp., 5.88%, 11/01/33(b)	25	24,745
Seagate Data Storage Technology Pte Ltd.
4.09%, 06/01/29	35	33,960
5.75%, 12/01/34	40	39,755
9.63%, 12/01/32	56	61,580
		4,433,052
11
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® ESG Advanced Universal USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Cosmetics & Personal Care — 0.1%
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC
4.75%, 01/15/29(b)	$15	$14,667
5.60%, 01/15/31(b)	50	48,651
6.63%, 07/15/30(b)	35	35,094
Edgewell Personal Care Co.
4.13%, 04/01/29(b)	40	38,732
5.50%, 06/01/28(b)	50	49,946
Estee Lauder Companies, Inc. (The)
1.95%, 03/15/31	40	35,022
2.38%, 12/01/29	64	59,208
2.60%, 04/15/30	90	83,189
3.13%, 12/01/49	40	25,465
4.15%, 03/15/47	40	31,101
4.38%, 05/15/28	10	9,954
4.38%, 06/15/45	55	44,460
4.65%, 05/15/33	40	38,621
5.00%, 02/14/34	55	53,916
5.15%, 05/15/53	50	43,524
6.00%, 05/15/37	20	20,802
Haleon U.S. Capital LLC, 3.63%, 03/24/32	250	231,651
		864,003
Distribution & Wholesale — 0.1%
ADI Global Distribution Funding LLC, 7.13%, 07/15/34(b)	25	25,815
Core & Main LP, 6.00%, 07/01/34(b)	25	24,942
Ferguson Finance PLC
3.25%, 06/02/30(b)	55	51,497
4.50%, 10/24/28(b)	50	49,540
LKQ Corp.
5.75%, 06/15/28	55	55,614
6.25%, 06/15/33	40	40,955
RB Global Holdings, Inc.
6.75%, 03/15/28(b)	35	35,339
7.75%, 03/15/31(b)	55	56,818
Resideo Funding II LLC
4.00%, 09/01/29(b)	20	19,057
6.50%, 07/15/32(b)	40	39,610
		399,187
Diversified Financial Services — 2.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.00%, 10/29/28	195	187,343
3.30%, 01/30/32	285	257,121
3.40%, 10/29/33	170	148,421
3.85%, 10/29/41	150	116,977
3.88%, 01/23/28	150	148,157
4.63%, 10/15/27	150	149,889
4.63%, 09/10/29	160	158,196
4.95%, 09/10/34	25	23,869
5.10%, 01/19/29	135	135,392
5.30%, 01/19/34	20	19,627
5.38%, 12/15/31	20	20,035
5.75%, 06/06/28	120	121,811
6.15%, 09/30/30	35	36,170
6.95%, 03/10/55, (5-year CMT + 2.72%)(a)	110	112,723
Ally Financial, Inc.
2.20%, 11/02/28	70	66,096
5.54%, 01/17/31, (1-day SOFR Index + 1.73%)(a)	15	14,988
5.74%, 05/15/29, (1-day SOFR Index + 1.96%)(a)	85	85,833
Security	Par (000)	Value
Diversified Financial Services (continued)
6.18%, 07/26/35, (1-day SOFR + 2.29%)(a)	$45	$45,081
6.65%, 01/17/40, (5-year CMT + 2.45%)(a)	35	34,251
6.70%, 02/14/33(c)	35	35,631
6.85%, 01/03/30, (1-day SOFR + 2.82%)(a)	45	46,580
6.99%, 06/13/29, (1-day SOFR + 3.26%)(a)	75	77,330
7.10%, 11/15/27	45	46,158
8.00%, 11/01/31	235	258,162
American Express Co.
4.05%, 05/03/29	140	138,125
4.05%, 12/03/42	65	53,084
4.35%, 07/20/29, (1-day SOFR + 0.81%)(a)	115	114,251
4.42%, 08/03/33, (1-day SOFR + 1.76%)(a)(c)	120	114,807
4.73%, 04/25/29, (1-day SOFR + 1.26%)(a)	225	225,137
4.80%, 10/24/36, (1-day SOFR + 1.24%)(a)	40	37,809
4.92%, 07/20/33, (1-day SOFR + 1.22%)(a)	15	14,732
4.99%, 05/26/33, (1-day SOFR + 2.26%)(a)	90	87,999
5.02%, 04/25/31, (1-day SOFR + 1.44%)(a)	120	120,153
5.04%, 05/01/34, (1-day SOFR + 1.84%)(a)	115	113,302
5.09%, 01/30/31, (1-day SOFR Index + 1.02%)(a)	120	120,353
5.28%, 07/27/29, (1-day SOFR Index + 1.28%)(a)	185	186,879
5.28%, 07/26/35, (1-day SOFR + 1.42%)(a)	60	59,393
5.41%, 02/08/41, (5-year CMT + 1.15%)(a)	75	72,711
5.44%, 01/30/36, (1-day SOFR Index + 1.32%)(a)	130	129,470
5.53%, 04/25/30, (1-day SOFR Index + 1.09%)(a)(c)	60	60,951
5.63%, 07/28/34, (1-day SOFR + 1.93%)(a)	20	20,061
5.67%, 04/25/36, (1-day SOFR + 1.79%)(a)	120	121,315
5.85%, 11/05/27	35	35,525
5.92%, 04/25/35, (1-day SOFR + 1.63%)(a)	70	70,949
6.49%, 10/30/31, (1-day SOFR + 1.94%)(a)	15	15,793
Ameriprise Financial, Inc.
4.50%, 05/13/32	90	87,536
5.15%, 05/15/33	60	59,775
5.70%, 12/15/28	55	56,166
Apollo Global Management, Inc.
4.60%, 01/15/31	5	4,888
5.15%, 08/12/35(c)	5	4,787
5.80%, 05/21/54(c)	60	55,677
6.00%, 12/15/54, (5-year CMT + 2.17%)(a)	40	38,008
6.38%, 11/15/33	75	78,671
Ares Finance Co. II LLC, 3.25%, 06/15/30(b)	50	46,445
Ares Finance Co. IV LLC, 3.65%, 02/01/52(b)	25	16,485
Ares Management Corp.
5.60%, 10/11/54	50	43,875
6.38%, 11/10/28	5	5,138
Bread Financial Holdings, Inc.
6.75%, 05/15/31(b)	30	30,642
8.38%, 06/15/35, (5-year CMT + 4.30%)(a)(b)	25	26,073
Broadridge Financial Solutions, Inc.
2.60%, 05/01/31	85	75,571
2.90%, 12/01/29	70	65,422
Burford Capital Global Finance LLC
7.50%, 07/15/33(b)	25	22,078
8.50%, 01/15/34(b)	25	22,669
9.25%, 07/01/31(b)	75	74,879
Capital One Financial Corp.
2.36%, 07/29/32, (1-day SOFR + 1.34%)(a)	20	17,192
3.27%, 03/01/30, (1-day SOFR + 1.79%)(a)	135	129,668
3.80%, 01/31/28	25	24,703
5.20%, 09/11/36, (1-day SOFR + 1.63%)(a)	55	52,417
5.27%, 05/10/33, (1-day SOFR + 2.37%)(a)	135	133,335
5.46%, 07/26/30, (1-day SOFR + 1.56%)(a)	120	121,248
Schedule of Investments
12

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® ESG Advanced Universal USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
5.47%, 02/01/29, (1-day SOFR + 2.08%)(a)	$80	$80,681
5.70%, 02/01/30, (1-day SOFR + 1.91%)(a)	65	65,985
5.82%, 02/01/34, (1-day SOFR + 2.60%)(a)	65	65,708
5.88%, 07/26/35, (1-day SOFR + 1.99%)(a)	155	156,141
6.05%, 02/01/35, (1-day SOFR + 2.26%)(a)	50	50,896
6.18%, 01/30/36, (1-day SOFR + 2.04%)(a)	115	115,114
6.31%, 06/08/29, (1-day SOFR + 2.64%)(a)	180	184,351
6.38%, 06/08/34, (1-day SOFR + 2.86%)(a)	150	155,807
6.70%, 11/29/32	60	64,071
7.62%, 10/30/31, (1-day SOFR + 3.07%)(a)	95	103,003
7.96%, 11/02/34, (1-day SOFR Index + 3.37%)(a)	80	90,327
Cboe Global Markets, Inc.
1.63%, 12/15/30	25	21,724
3.00%, 03/16/32	75	67,221
Charles Schwab Corp. (The)
1.65%, 03/11/31	105	90,768
1.95%, 12/01/31	90	77,421
2.00%, 03/20/28	130	125,014
2.30%, 05/13/31	60	53,273
2.75%, 10/01/29	60	56,388
2.90%, 03/03/32	70	62,685
3.20%, 01/25/28	95	93,273
3.25%, 05/22/29	45	43,354
4.00%, 02/01/29	50	49,317
4.63%, 03/22/30	25	24,906
5.49%, 05/21/37, (1-day SOFR + 1.28%)(a)	5	4,931
5.64%, 05/19/29, (1-day SOFR + 2.21%)(a)	55	55,857
5.85%, 05/19/34, (1-day SOFR + 2.50%)(a)	65	66,728
6.14%, 08/24/34, (1-day SOFR + 2.01%)(a)	125	130,153
6.20%, 11/17/29, (1-day SOFR + 1.88%)(a)	105	108,065
CME Group, Inc.
2.65%, 03/15/32	80	71,230
3.75%, 06/15/28	105	103,678
4.15%, 06/15/48	55	43,628
4.40%, 03/15/30	10	9,877
5.30%, 09/15/43	70	66,882
Credit Acceptance Corp., 6.63%, 03/15/30(b)	50	50,292
CSI MTN Ltd., 4.25%, 07/16/28, (1-day SOFR Index + 0.60%)(a)(d)	200	200,138
Encore Capital Group, Inc.
6.63%, 06/01/32(b)	60	60,151
8.50%, 05/15/30(b)	35	37,110
Equitable America Global Funding
4.95%, 06/09/30(b)	105	103,859
5.13%, 06/15/31(b)	100	98,961
Far East Horizon Ltd., 5.88%, 03/05/28(d)	200	200,404
Franklin Resources, Inc.
1.60%, 10/30/30	65	56,784
2.95%, 08/12/51	40	23,862
Intercontinental Exchange, Inc.
1.85%, 09/15/32	140	116,743
2.10%, 06/15/30	90	81,339
2.65%, 09/15/40	100	70,376
3.00%, 06/15/50	95	59,168
3.00%, 09/15/60	115	64,383
3.10%, 09/15/27	69	68,130
3.63%, 09/01/28	150	146,914
3.75%, 09/21/28	30	29,449
4.00%, 09/15/27	120	119,463
4.25%, 09/21/48	112	87,756
4.35%, 06/15/29	5	4,945
Security	Par (000)	Value
Diversified Financial Services (continued)
4.60%, 03/15/33	$130	$125,701
4.95%, 06/15/52	105	90,601
5.20%, 06/15/62	75	64,682
5.25%, 06/15/31	60	60,571
Lazard Group LLC
4.38%, 03/11/29	50	49,273
4.50%, 09/19/28	20	19,818
6.00%, 03/15/31	30	30,873
Legg Mason, Inc., 5.63%, 01/15/44	34	32,646
LPL Holdings, Inc.
4.00%, 03/15/29(b)	75	72,782
4.38%, 05/15/31(b)	45	42,745
4.63%, 11/15/27(b)	80	79,685
4.90%, 04/03/28	5	4,996
5.20%, 03/15/30	20	19,961
5.75%, 06/15/35	60	59,067
6.00%, 05/20/34	45	45,412
6.75%, 11/17/28	65	67,283
LSEG Finance PLC
2.00%, 04/06/28(b)	220	210,803
2.50%, 04/06/31(b)	60	53,597
3.20%, 04/06/41(b)	35	25,892
LSEG U.S. Fin Corp., 5.30%, 03/28/34(b)	40	39,529
Mastercard, Inc.
2.95%, 06/01/29	120	114,976
3.35%, 03/26/30	200	190,584
3.50%, 02/26/28	190	187,421
3.85%, 03/26/50	205	152,261
3.95%, 02/26/48	25	18,997
4.35%, 01/15/32	30	29,191
4.60%, 06/08/31	200	197,404
4.88%, 05/09/34	210	206,730
Mitsubishi HC Capital, Inc.
3.97%, 04/13/30(b)	20	19,215
5.08%, 09/15/27(b)	5	5,008
Mitsubishi HC Finance America LLC, 4.56%, 01/14/31(b)	5	4,861
Nasdaq, Inc.
1.65%, 01/15/31	65	56,569
2.50%, 12/21/40	70	47,454
3.25%, 04/28/50	65	41,878
3.95%, 03/07/52	50	36,033
5.35%, 06/28/28	98	99,097
5.55%, 02/15/34	63	63,660
5.95%, 08/15/53	15	14,595
6.10%, 06/28/63	60	58,422
OneMain Finance Corp.
3.88%, 09/15/28	35	33,910
4.00%, 09/15/30	62	57,209
5.38%, 11/15/29	55	54,184
6.13%, 05/15/30	30	29,870
6.63%, 01/15/28	50	50,461
6.63%, 05/15/29	50	50,715
6.75%, 03/15/32	50	50,106
6.75%, 09/15/33	60	59,132
7.13%, 11/15/31	55	55,784
7.13%, 09/15/32	60	60,880
7.13%, 03/15/34	35	34,988
7.50%, 05/15/31	50	51,343
7.88%, 03/15/30	50	51,838
13
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® ESG Advanced Universal USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
PennyMac Financial Services, Inc.
4.25%, 02/15/29(b)	$25	$23,853
5.75%, 09/15/31(b)	30	28,039
6.75%, 02/15/34(b)	40	37,055
6.88%, 05/15/32(b)	45	43,320
6.88%, 02/15/33(b)	50	47,497
7.13%, 11/15/30(b)	50	50,228
7.88%, 12/15/29(b)	55	56,765
PRA Group, Inc.
5.00%, 10/01/29(b)	25	24,024
8.38%, 02/01/28(b)	35	35,458
8.88%, 01/31/30(b)	35	36,328
Radian Group, Inc., 6.20%, 05/15/29	55	56,516
Raymond James Financial, Inc.
3.75%, 04/01/51	90	62,554
4.65%, 04/01/30	90	89,234
4.95%, 07/15/46	70	60,707
SLM Corp.
6.50%, 01/31/30	50	50,908
6.50%, 05/15/32, (1-day SOFR Index + 2.71%)(a)	15	15,079
Stifel Financial Corp., 4.00%, 05/15/30	35	33,539
Sumisho Air Lease Corp.
2.10%, 09/01/28	60	56,776
2.88%, 01/15/32	25	22,109
3.00%, 02/01/30	80	74,479
3.25%, 10/01/29	5	4,739
4.63%, 10/01/28	50	49,787
4.85%, 03/24/31(b)	100	97,859
5.10%, 03/01/29	5	5,007
5.20%, 07/15/31	15	14,867
5.85%, 12/15/27	60	60,751
Synchrony Financial
2.88%, 10/28/31	100	87,801
3.95%, 12/01/27	125	123,618
4.95%, 02/25/32, (1-day SOFR + 1.53%)(a)	50	48,426
5.15%, 03/19/29	84	83,789
5.45%, 03/06/31, (1-day SOFR + 1.68%)(a)	25	24,920
5.94%, 08/02/30, (1-day SOFR Index + 2.13%)(a)	100	101,461
6.00%, 07/29/36, (1-day SOFR + 2.07%)(a)	5	4,924
7.25%, 02/02/33	50	51,721
Visa, Inc.
1.10%, 02/15/31	85	72,992
2.00%, 08/15/50(c)	125	64,115
2.05%, 04/15/30	127	115,865
2.70%, 04/15/40	70	51,421
2.75%, 09/15/27	75	73,829
3.65%, 09/15/47	55	40,637
4.15%, 12/14/35	75	69,930
4.30%, 12/14/45	240	198,253
Voya Financial, Inc.
4.70%, 01/23/48, (3-mo. SOFR US + 2.34%)(a)	10	9,822
4.80%, 06/15/46	35	29,621
5.70%, 07/15/43	10	9,537
Western Union Co. (The)
2.75%, 03/15/31(c)	30	27,021
4.75%, 06/15/29	10	9,854
6.20%, 11/17/36(c)	50	50,437
WS Escrow LLC, 7.75%, 06/01/33(b)	40	41,652
		15,700,489
Security	Par (000)	Value
Electric — 0.5%
AEP Texas, Inc.
3.45%, 05/15/51	$60	$38,566
3.80%, 10/01/47	50	35,802
3.95%, 06/01/28	15	14,788
4.70%, 05/15/32	60	58,220
5.40%, 06/01/33	55	54,681
5.45%, 05/15/29	50	50,696
5.70%, 05/15/34	20	20,199
5.85%, 10/15/55	10	9,354
Series H, 3.45%, 01/15/50	25	16,347
Series I, 2.10%, 07/01/30	10	8,989
American Transmission Systems, Inc.
2.65%, 01/15/32(b)	70	61,737
5.00%, 09/01/44(b)	45	39,511
Atlantic City Electric Co.
2.30%, 03/15/31	5	4,454
4.00%, 10/15/28	60	59,183
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42	75	57,505
3.95%, 03/01/48	50	37,961
4.50%, 04/01/44	49	41,383
4.95%, 04/01/33	50	49,074
5.20%, 10/01/28	30	30,314
Series AD, 2.90%, 07/01/50	20	12,253
Series AE, 2.35%, 04/01/31	45	40,214
Series AF, 3.35%, 04/01/51	75	49,650
Series AG, 3.00%, 03/01/32	30	27,088
Series AI, 4.45%, 10/01/32	50	48,116
Series AJ, 4.85%, 10/01/52	5	4,251
Series K2, 6.95%, 03/15/33	25	27,327
Cleveland Electric Illuminating Co. (The)
3.50%, 04/01/28(b)	60	58,726
4.55%, 11/15/30(b)	35	34,074
Commonwealth Edison Co.
3.00%, 03/01/50	45	27,828
3.65%, 06/15/46	130	94,128
3.70%, 03/01/45	10	7,420
3.80%, 10/01/42	5	3,911
4.00%, 03/01/48	105	78,852
4.35%, 11/15/45	10	8,081
4.60%, 08/15/43	80	68,429
5.30%, 02/01/53	45	40,087
5.65%, 06/01/54	35	32,771
5.85%, 06/01/56	15	14,440
5.90%, 03/15/36	80	82,440
5.95%, 06/01/55	25	24,311
6.45%, 01/15/38	40	42,669
Series 123, 3.75%, 08/15/47	40	29,046
Series 130, 3.13%, 03/15/51	55	34,514
Series 133, 3.85%, 03/15/52	30	21,336
Connecticut Light and Power Co. (The)
4.30%, 04/15/44	100	81,870
5.25%, 01/15/53	100	89,639
Duke Energy Florida Project Finance LLC, Series 2035, 3.11%, 09/01/38(c)	25	21,120
FirstEnergy Transmission LLC
2.87%, 09/15/28(b)	40	38,451
4.55%, 01/15/30	5	4,930
4.55%, 04/01/49(b)	35	27,810
5.00%, 01/15/35	80	77,152
5.45%, 07/15/44(b)	5	4,576
Schedule of Investments
14

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® ESG Advanced Universal USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
ITC Holdings Corp.
2.95%, 05/14/30(b)	$26	$24,095
3.35%, 11/15/27	65	63,996
4.88%, 04/15/31(b)	5	4,928
4.95%, 09/22/27(b)	80	80,291
5.30%, 07/01/43	25	22,783
5.40%, 06/01/33(b)	5	4,991
5.65%, 05/09/34(b)	30	30,097
Jersey Central Power & Light Co.
2.75%, 03/01/32(b)	45	39,619
4.15%, 01/15/29	5	4,935
5.10%, 01/15/35	25	24,450
Mid-Atlantic Interstate Transmission LLC, 4.10%, 05/15/28(b)	60	59,387
NSTAR Electric Co.
4.85%, 03/01/30	120	119,647
5.20%, 03/01/35	100	98,499
Ohio Power Co.
4.00%, 06/01/49	40	29,217
4.15%, 04/01/48	60	45,223
5.00%, 06/01/33	5	4,890
5.65%, 06/01/34	15	15,160
Series P, 2.60%, 04/01/30	35	32,406
Series Q, 1.63%, 01/15/31	40	34,633
Series R, 2.90%, 10/01/51	15	8,749
PG&E Recovery Funding LLC, Series A-2, 5.23%, 06/01/42	90	87,788
Potomac Electric Power Co.
4.15%, 03/15/43	117	94,790
5.20%, 03/15/34	10	9,921
5.50%, 03/15/54	5	4,598
6.50%, 11/15/37	5	5,347
PPL Electric Utilities Corp.
3.00%, 10/01/49	35	21,998
3.95%, 06/01/47	45	34,062
4.13%, 06/15/44	35	28,015
4.15%, 06/15/48	45	34,864
4.85%, 02/15/34	5	4,869
5.00%, 05/15/33	65	64,283
5.25%, 05/15/53	60	53,556
5.55%, 08/15/55	10	9,317
5.75%, 05/15/56	5	4,767
6.25%, 05/15/39	35	36,694
Toledo Edison Co. (The), 6.15%, 05/15/37	15	15,785
Trans-Allegheny Interstate Line Co., 5.00%, 01/15/31(b)	30	29,875
XPLR Infrastructure Operating Partners LP
7.25%, 01/15/29(b)	25	25,846
7.75%, 04/15/34(b)	45	47,635
8.38%, 01/15/31(b)	50	53,235
8.63%, 03/15/33(b)	55	58,931
		3,420,446
Electrical Components & Equipment — 0.1%
ABB Finance USA, Inc.
3.80%, 04/03/28	70	69,201
4.38%, 05/08/42	20	17,079
Acuity Brands Lighting, Inc., 2.15%, 12/15/30	50	44,403
Energizer Holdings, Inc.
4.38%, 03/31/29(b)	53	51,393
4.75%, 06/15/28(b)	45	44,500
6.00%, 09/15/33(b)(c)	25	23,952
Security	Par (000)	Value
Electrical Components & Equipment (continued)
EnerSys
4.38%, 12/15/27(b)	$30	$29,765
6.63%, 01/15/32(b)	20	20,347
WESCO Distribution, Inc.
5.25%, 04/15/31(b)	35	34,509
5.50%, 04/15/34(b)	50	48,781
6.38%, 03/15/29(b)	65	66,060
6.38%, 03/15/33(b)	45	45,707
6.63%, 03/15/32(b)	52	53,260
		548,957
Electronics — 0.2%
Allegion PLC, 3.50%, 10/01/29	52	49,794
Allegion U.S. Holding Co., Inc.
3.55%, 10/01/27	40	39,546
5.41%, 07/01/32	50	50,330
5.60%, 05/29/34	55	55,334
Arrow Electronics, Inc.
3.88%, 01/12/28	35	34,524
5.88%, 04/10/34	15	15,159
Atkore, Inc., 4.25%, 06/01/31(b)	30	30,205
Avnet, Inc., 3.00%, 05/15/31	50	44,567
Coherent Corp., 5.00%, 12/15/29(b)	70	69,088
Flex Ltd.
4.88%, 06/15/29	56	55,536
4.88%, 05/12/30	50	49,097
5.38%, 11/13/35	50	47,301
Fortive Corp.
4.30%, 06/15/46	47	37,007
4.75%, 05/15/31	5	4,893
5.25%, 05/15/36	5	4,844
Jabil, Inc.
3.00%, 01/15/31	65	59,047
3.60%, 01/15/30	55	52,223
3.95%, 01/12/28	77	76,088
5.45%, 02/01/29	10	10,081
Keysight Technologies, Inc.
3.00%, 10/30/29	57	53,747
5.35%, 07/30/30	60	60,604
nVent Finance SARL
2.75%, 11/15/31	30	26,427
5.65%, 05/15/33	35	35,444
Sensata Technologies BV
4.00%, 04/15/29(b)	15	14,555
5.88%, 09/01/30(b)	45	45,268
Sensata Technologies, Inc.
3.75%, 02/15/31(b)	30	27,987
4.38%, 02/15/30(b)	30	28,971
6.63%, 07/15/32(b)	40	40,933
TD SYNNEX Corp.
2.65%, 08/09/31	10	8,797
6.10%, 04/12/34	45	45,753
Trimble, Inc.
4.90%, 06/15/28	72	71,799
6.10%, 03/15/33	70	71,920
TTM Technologies, Inc., 4.00%, 03/01/29(b)	35	33,699
Tyco Electronics Group SA
2.50%, 02/04/32	25	21,902
4.50%, 02/09/31	10	9,814
7.13%, 10/01/37	45	50,527
15
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® ESG Advanced Universal USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electronics (continued)
Vontier Corp.
2.40%, 04/01/28	$40	$38,455
2.95%, 04/01/31	73	65,943
		1,537,209
Engineering & Construction — 0.0%
Cellnex Finance Co. SA, 3.88%, 07/07/41(b)	5	3,881
Dycom Industries, Inc., 4.50%, 04/15/29(b)	35	34,073
Granite Construction, Inc., 6.38%, 06/15/34(b)	35	35,286
Jacobs Engineering Group, Inc., 6.35%, 08/18/28	70	71,865
Tutor Perini Corp., 6.63%, 07/15/33(b)	20	20,178
WSP Global, Inc., 5.71%, 09/18/36(b)	60	57,847
		223,130
Entertainment — 0.1%
AMC Entertainment Holdings, Inc., 7.50%, 02/15/29(b)	20	19,836
Cinemark USA, Inc.
5.25%, 07/15/28(b)	60	59,859
7.00%, 08/01/32(b)	35	36,054
SeaWorld Parks & Entertainment, Inc., 5.25%, 08/15/29(b)	55	53,671
Six Flags Entertainment Corp., 7.25%, 05/15/31(b)(c)	50	49,354
Six Flags Entertainment Corp./Canada's Wonderland Co./Magnum Management Corp.
5.25%, 07/15/29	35	33,909
6.50%, 10/01/28	20	19,993
Six Flags Entertainment Corp./Canada's Wonderland Co/Millennium Operations LLC, 8.63%, 01/15/32(b)(c)	50	50,683
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc./Canada's Wonderland Co., 6.63%, 05/01/32(b)	62	62,744
		386,103
Environmental Control — 0.1%
Republic Services, Inc.
1.45%, 02/15/31	75	64,587
1.75%, 02/15/32	82	69,259
2.30%, 03/01/30	69	63,265
2.38%, 03/15/33	45	38,421
3.05%, 03/01/50	40	25,609
3.38%, 11/15/27	78	76,992
3.95%, 05/15/28	38	37,600
4.88%, 04/01/29	65	65,205
5.00%, 11/15/29	10	10,061
5.00%, 12/15/33	5	4,960
5.00%, 04/01/34	115	113,462
5.70%, 05/15/41	25	25,072
6.20%, 03/01/40	20	21,032
Veralto Corp.
5.35%, 09/18/28	25	25,267
5.45%, 09/18/33	50	50,320
		691,112
Food — 0.7%
Bimbo Bakeries USA, Inc., 6.40%, 01/15/34(d)	200	209,572
Conagra Brands, Inc.
1.38%, 11/01/27	95	91,329
4.85%, 11/01/28	106	105,551
5.00%, 08/01/30	5	4,937
5.30%, 11/01/38	48	44,215
5.40%, 08/01/31	30	29,905
5.40%, 11/01/48	85	72,305
5.75%, 08/01/35(c)	35	34,584
Security	Par (000)	Value
Food (continued)
7.00%, 10/01/28	$10	$10,379
8.25%, 09/15/30	55	60,684
Flowers Foods, Inc.
2.40%, 03/15/31	35	30,161
5.75%, 03/15/35(c)	10	9,427
General Mills, Inc.
2.25%, 10/14/31	65	56,691
2.88%, 04/15/30	80	74,377
3.00%, 02/01/51	60	36,910
4.15%, 02/15/43	25	19,905
4.20%, 04/17/28	116	115,040
4.88%, 01/30/30	10	9,966
4.95%, 03/29/33	70	68,483
5.25%, 01/30/35(c)	5	4,905
5.40%, 06/15/40	37	35,259
5.50%, 10/17/28	10	10,149
Grupo Bimbo SAB de CV, 4.00%, 09/06/49(d)	200	146,024
Hershey Co. (The)
1.70%, 06/01/30	95	84,774
2.45%, 11/15/29	105	97,661
3.13%, 11/15/49	5	3,246
5.10%, 02/24/35	85	84,800
Hormel Foods Corp.
1.70%, 06/03/28	70	66,606
1.80%, 06/11/30	95	84,914
3.05%, 06/03/51	75	46,745
Ingredion, Inc.
2.90%, 06/01/30	70	65,063
3.90%, 06/01/50	25	17,940
J M Smucker Co. (The)
2.13%, 03/15/32	45	38,314
2.38%, 03/15/30	35	32,094
3.38%, 12/15/27	60	59,093
4.25%, 03/15/35	60	54,890
4.38%, 03/15/45	55	44,581
5.90%, 11/15/28	50	51,182
6.20%, 11/15/33	90	94,467
6.50%, 11/15/43	15	15,744
6.50%, 11/15/53(c)	90	94,721
Lamb Weston Holdings, Inc.
4.13%, 01/31/30(b)	55	52,726
4.38%, 01/31/32(b)	47	44,204
4.88%, 05/15/28(b)	30	29,828
Nestle Capital Corp., 4.88%, 03/12/34(b)	35	34,444
Nestle Holdings, Inc.
1.00%, 09/15/27(b)	50	48,316
1.25%, 09/15/30(b)	230	199,894
1.50%, 09/14/28(b)	145	136,755
1.88%, 09/14/31(b)	150	129,923
2.50%, 09/14/41(b)	10	6,843
2.63%, 09/14/51(b)	45	26,607
3.90%, 09/24/38(b)	150	131,288
4.00%, 09/24/48(b)	200	154,806
4.13%, 10/01/27(b)	30	29,907
4.25%, 10/01/29(b)	170	167,753
4.30%, 10/01/32(b)	155	149,605
4.70%, 01/15/53(b)	10	8,521
4.95%, 03/14/30(b)	15	15,043
5.00%, 03/14/28(b)	175	176,267
Post Holdings, Inc.
4.50%, 09/15/31(b)	75	69,762
Schedule of Investments
16

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® ESG Advanced Universal USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Food (continued)
4.63%, 04/15/30(b)	$90	$86,743
6.25%, 02/15/32(b)	65	65,614
6.25%, 10/15/34(b)	80	77,154
6.38%, 03/01/33(b)	50	49,137
6.50%, 03/15/36(b)	75	72,681
Sysco Corp.
3.15%, 12/14/51	70	42,633
4.45%, 03/15/48	5	3,901
4.50%, 04/01/46	90	71,868
4.85%, 10/01/45	10	8,440
5.40%, 03/23/35	90	88,322
5.75%, 01/17/29	90	91,724
5.95%, 04/01/30	20	20,502
6.60%, 04/01/40	50	52,176
6.60%, 04/01/50	110	112,008
TreeHouse Foods, Inc., 7.75%, 02/11/33(b)	45	45,519
U.S. Foods, Inc.
4.63%, 06/01/30(b)	25	24,379
4.75%, 02/15/29(b)	55	54,298
5.75%, 04/15/33(b)	35	34,790
6.88%, 09/15/28(b)	30	30,542
7.25%, 01/15/32(b)	35	36,170
United Natural Foods, Inc., 6.75%, 10/15/28(b)	27	27,066
		5,025,752
Food Service — 0.0%
Aramark Services, Inc., 5.00%, 02/01/28(b)	80	79,820
Sodexo, Inc.
2.72%, 04/16/31(b)	40	35,927
5.15%, 08/15/30(b)	200	199,385
5.80%, 08/15/35(b)	5	4,994
		320,126
Forest Products & Paper — 0.1%
International Paper Co.
4.35%, 08/15/48	14	10,766
4.40%, 08/15/47	54	42,323
4.80%, 06/15/44	58	49,024
5.00%, 09/15/35	35	33,555
5.15%, 05/15/46	40	34,875
6.00%, 11/15/41	50	49,693
Inversiones CMPC SA, 6.13%, 06/23/33(d)	200	195,487
		415,723
Hand & Machine Tools — 0.0%
Snap-on, Inc.
3.10%, 05/01/50	45	28,918
4.10%, 03/01/48	25	19,347
Stanley Black & Decker, Inc.
2.30%, 03/15/30	65	59,159
2.75%, 11/15/50	65	37,097
3.00%, 05/15/32	50	44,517
4.25%, 11/15/28	25	24,727
4.85%, 11/15/48	40	33,462
5.20%, 09/01/40	21	19,259
		266,486
Health Care - Products — 0.6%
Agilent Technologies, Inc.
2.10%, 06/04/30	50	45,120
2.30%, 03/12/31	65	57,860
2.75%, 09/15/29	50	47,032
4.20%, 09/09/27	45	44,901
4.75%, 09/09/34	45	43,387
Security	Par (000)	Value
Health Care - Products (continued)
Alcon Finance Corp.
2.60%, 05/27/30(b)	$70	$64,128
3.00%, 09/23/29(b)	85	80,318
3.80%, 09/23/49(b)	80	56,854
5.38%, 12/06/32(b)	5	5,028
5.75%, 12/06/52(b)	15	14,160
Augusta SpinCo Corp.
4.66%, 03/23/31	5	4,913
4.95%, 03/23/33	100	97,901
5.25%, 03/23/36	70	68,288
Avantor Funding, Inc.
3.88%, 11/01/29(b)	55	52,947
4.63%, 07/15/28(b)	105	104,173
Danaher Corp.
2.60%, 10/01/50	90	51,524
2.80%, 12/10/51	65	38,478
4.38%, 09/15/45	40	33,008
Dentsply Sirona, Inc.
3.25%, 06/01/30(c)	50	46,221
8.38%, 09/12/55, (5-year CMT + 4.38%)(a)	50	49,734
DH Europe Finance II SARL
2.60%, 11/15/29	100	93,409
3.25%, 11/15/39	65	50,699
3.40%, 11/15/49	77	52,135
Edwards Lifesciences Corp., 4.30%, 06/15/28	30	29,777
Embecta Corp.
5.00%, 02/15/30(b)	37	30,356
6.75%, 02/15/30(b)	15	12,428
GE HealthCare Technologies, Inc.
4.80%, 08/14/29	100	99,949
5.65%, 11/15/27	120	121,324
5.86%, 03/15/30	115	117,964
5.91%, 11/22/32	135	139,508
6.38%, 11/22/52	95	96,856
Medline Borrower LP
3.88%, 04/01/29(b)	300	290,418
5.25%, 10/01/29(b)	50	49,728
Neogen Food Safety Corp., 8.63%, 07/20/30(b)	25	26,369
Revvity, Inc.
1.90%, 09/15/28	50	47,157
2.25%, 09/15/31	55	47,865
2.55%, 03/15/31	32	28,631
3.30%, 09/15/29	63	59,898
3.63%, 03/15/51	53	36,135
Stryker Corp.
1.95%, 06/15/30	130	116,712
4.10%, 04/01/43	25	20,235
4.25%, 09/11/29	115	113,201
4.63%, 09/11/34	135	129,077
4.63%, 03/15/46	60	50,812
4.70%, 02/10/28	100	100,121
5.20%, 02/10/35	155	153,505
Teleflex, Inc.
4.25%, 06/01/28(b)	40	39,329
5.88%, 01/15/32(b)	25	25,044
Thermo Fisher Scientific, Inc.
1.75%, 10/15/28	10	9,421
2.00%, 10/15/31	105	91,308
2.60%, 10/01/29	200	187,629
2.80%, 10/15/41	120	84,410
4.10%, 08/15/47	100	78,851
17
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® ESG Advanced Universal USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Products (continued)
4.22%, 02/12/31	$100	$97,077
4.90%, 02/12/36	5	4,815
5.09%, 08/10/33	100	99,572
5.55%, 02/12/46	110	104,819
Zimmer Biomet Holdings, Inc.
2.60%, 11/24/31	40	35,422
4.45%, 08/15/45	30	25,246
5.05%, 02/19/30	15	15,033
5.20%, 09/15/34	50	49,022
		4,067,242
Health Care - Services — 1.2%
Acadia Healthcare Co., Inc.
5.00%, 04/15/29(b)(c)	35	34,396
5.50%, 07/01/28(b)	35	34,914
7.38%, 03/15/33(b)(c)	35	36,499
AHP Health Partners, Inc., 5.75%, 07/15/29(b)(c)	20	19,976
Charles River Laboratories International, Inc.
3.75%, 03/15/29(b)	35	33,781
4.00%, 03/15/31(b)	30	28,275
4.25%, 05/01/28(b)	40	39,430
DaVita, Inc.
3.75%, 02/15/31(b)	101	93,313
4.63%, 06/01/30(b)	150	144,651
6.75%, 07/15/33(b)	60	61,397
6.88%, 09/01/32(b)	70	71,683
Elevance Health, Inc.
2.25%, 05/15/30	180	163,651
2.55%, 03/15/31	105	94,311
2.88%, 09/15/29	95	89,680
3.13%, 05/15/50	65	40,211
3.60%, 03/15/51	75	50,431
3.65%, 12/01/27	131	129,568
3.70%, 09/15/49	50	34,668
4.10%, 03/01/28	135	133,880
4.10%, 05/15/32	25	23,654
4.38%, 12/01/47	60	47,046
4.55%, 03/01/48	25	20,067
4.55%, 05/15/52	40	31,368
4.63%, 05/15/42	65	55,694
4.65%, 01/15/43	65	55,500
4.65%, 08/15/44	55	46,075
4.75%, 02/15/33	100	96,911
4.95%, 11/01/31	20	19,810
5.00%, 01/15/36	35	33,512
5.10%, 01/15/44	20	17,751
5.13%, 02/15/53	95	80,961
5.15%, 06/15/29	50	50,406
5.20%, 02/15/35	155	151,923
5.38%, 06/15/34	80	79,661
5.50%, 10/15/32	70	70,852
5.65%, 06/15/54	85	77,978
5.70%, 02/15/55	85	78,509
5.85%, 11/01/64	70	65,017
6.10%, 10/15/52	65	63,389
6.38%, 06/15/37	20	20,988
Encompass Health Corp.
4.50%, 02/01/28	31	30,791
4.63%, 04/01/31	25	24,171
4.75%, 02/01/30	55	54,198
5.88%, 06/01/34(b)	20	19,901
Fortrea Holdings, Inc., 7.50%, 07/01/30(b)	35	35,682
Security	Par (000)	Value
Health Care - Services (continued)
HCA, Inc.
2.38%, 07/15/31	$85	$74,759
3.38%, 03/15/29	65	62,694
3.50%, 09/01/30	140	132,055
3.50%, 07/15/51	50	32,115
3.63%, 03/15/32	125	114,994
4.13%, 06/15/29	165	161,808
4.38%, 03/15/42	55	45,522
4.63%, 03/15/52	140	108,380
4.90%, 11/15/35	35	33,104
5.00%, 03/01/28	120	120,420
5.13%, 06/15/39	90	83,356
5.20%, 06/01/28	50	50,342
5.25%, 03/01/30	25	25,162
5.25%, 06/15/49	130	111,703
5.30%, 05/15/36	100	96,771
5.45%, 04/01/31	140	141,452
5.45%, 09/15/34	95	94,359
5.50%, 03/01/32	40	40,348
5.50%, 06/01/33	80	80,315
5.50%, 06/15/47	95	85,178
5.60%, 04/01/34	120	120,533
5.63%, 09/01/28	130	131,653
5.75%, 03/01/35	85	85,683
5.88%, 02/01/29	75	76,412
5.90%, 06/01/53	75	69,675
5.95%, 09/15/54	75	70,068
6.00%, 04/01/54	100	94,295
6.10%, 04/01/64	45	42,425
6.20%, 03/01/55	85	82,165
HealthEquity, Inc., 4.50%, 10/01/29(b)	40	39,007
Humana, Inc.
2.15%, 02/03/32(c)	80	68,543
3.13%, 08/15/29	65	61,744
3.70%, 03/23/29	55	53,338
3.95%, 08/15/49	50	34,820
4.63%, 12/01/42	37	30,410
4.80%, 03/15/47	20	16,001
4.88%, 04/01/30	52	51,502
4.95%, 10/01/44	65	54,665
5.38%, 04/15/31	125	125,206
5.50%, 03/15/53	45	38,990
5.55%, 05/01/35	45	44,162
5.75%, 03/01/28	30	30,383
5.75%, 04/15/54	75	67,065
5.88%, 03/01/33	35	35,560
5.95%, 03/15/34	60	60,949
6.00%, 05/01/55	20	18,491
6.63%, 09/15/56, (5-year CMT + 2.89%)(a)	60	59,463
IQVIA, Inc.
6.25%, 02/01/29	95	97,589
6.25%, 06/01/32(b)	135	137,547
6.50%, 05/15/30(b)	30	30,597
Laboratory Corp. of America Holdings
2.95%, 12/01/29	100	94,027
4.55%, 04/01/32	115	111,578
LifePoint Health, Inc.
5.38%, 01/15/29(b)	60	57,992
7.00%, 05/01/34(b)	85	79,902
8.38%, 02/15/32(b)	45	45,537
10.00%, 06/01/32(b)	50	48,427
Schedule of Investments
18

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® ESG Advanced Universal USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
Molina Healthcare, Inc.
3.88%, 11/15/30(b)	$45	$41,758
3.88%, 05/15/32(b)	50	45,135
4.38%, 06/15/28(b)	80	78,693
6.25%, 01/15/33(b)	50	49,707
MPH Acquisition Holdings LLC
5.75%, 12/31/30(b)	45	38,588
11.50%, 12/31/30, (6.50% Cash and 5.00% PIK)(b)(e)	36	35,514
Option Care Health, Inc., 4.38%, 10/31/29(b)	35	33,921
Pediatrix Medical Group, Inc., 5.38%, 02/15/30(b)	25	24,843
Rede D'or Finance SARL, 4.50%, 01/22/30(d)	200	188,373
Roche Holdings, Inc.
1.93%, 12/13/28(b)	315	296,817
2.08%, 12/13/31(b)	275	239,065
2.61%, 12/13/51(b)	365	209,992
3.63%, 09/17/28(b)	205	201,341
4.59%, 09/09/34(b)	215	207,077
4.67%, 12/02/35(b)	5	4,782
4.99%, 03/08/34(b)	5	4,950
5.22%, 03/08/54(b)	5	4,561
5.34%, 11/13/28(b)	25	25,383
Select Medical Corp., 6.25%, 12/01/32(b)(c)	37	35,880
		8,514,151
Holding Companies - Diversified — 0.1%
Clue Opco LLC, 9.50%, 10/15/31(b)(c)	50	50,818
Compass Group Diversified Holdings LLC
5.00%, 01/15/32(b)	26	23,841
5.25%, 04/15/29(b)	72	68,852
HA Sustainable Infrastructure Capital, Inc.
6.15%, 01/15/31	5	5,083
6.38%, 07/01/34	90	90,635
7.13%, 11/15/56, (5-year CMT + 3.48%)(a)	35	35,272
8.00%, 06/01/56, (5-year CMT + 4.30%)(a)	25	26,227
HAT Holdings I LLC/HAT Holdings II LLC, 3.75%, 09/15/30(b)(c)	35	32,490
		333,218
Home Builders — 0.2%
Beazer Homes USA, Inc.
7.25%, 10/15/29	20	20,301
7.50%, 03/15/31(b)	20	20,300
8.00%, 01/15/32(b)	20	20,475
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC, 4.88%, 02/15/30(b)	30	28,293
Century Communities, Inc.
3.88%, 08/15/29(b)	40	38,145
6.63%, 09/15/33(b)	20	20,245
DR Horton, Inc.
1.40%, 10/15/27	35	33,811
4.85%, 10/15/30	25	24,827
5.00%, 10/15/34	25	24,182
5.50%, 10/15/35	115	114,142
Installed Building Products, Inc., 5.63%, 02/01/34(b)	30	29,375
K Hovnanian Enterprises, Inc.
8.00%, 04/01/31(b)	30	30,850
8.38%, 10/01/33(b)	25	25,579
KB Home
4.00%, 06/15/31	25	23,250
4.80%, 11/15/29	25	24,506
7.25%, 07/15/30	25	25,346
Security	Par (000)	Value
Home Builders (continued)
LGI Homes, Inc.
4.00%, 07/15/29(b)	$20	$18,721
7.00%, 11/15/32(b)(c)	35	34,617
8.75%, 12/15/28(b)	30	30,895
M/I Homes, Inc.
3.95%, 02/15/30	20	19,090
4.95%, 02/01/28	30	29,861
Meritage Homes Corp.
3.88%, 04/15/29(b)	35	33,913
5.65%, 03/15/35	10	9,927
NVR, Inc., 3.00%, 05/15/30	84	78,148
PulteGroup, Inc.
6.00%, 02/15/35	46	47,277
6.38%, 05/15/33	45	47,507
7.88%, 06/15/32	35	39,490
Sekisui House U.S., Inc.
2.50%, 01/15/31	45	39,401
3.85%, 01/15/30	55	52,021
3.97%, 08/06/61	20	12,582
6.00%, 01/15/43	15	13,590
Taylor Morrison Communities, Inc.
5.13%, 08/01/30(b)	35	34,942
5.75%, 01/15/28(b)	35	35,322
Thor Industries, Inc., 4.00%, 10/15/29(b)	35	33,350
Toll Brothers Finance Corp.
3.80%, 11/01/29	5	4,813
4.35%, 02/15/28	10	9,948
5.60%, 06/15/35	10	9,920
Tri Pointe Homes, Inc., 5.70%, 06/15/28	25	25,025
		1,163,987
Home Furnishings — 0.1%
Leggett & Platt, Inc.
3.50%, 11/15/27	25	24,481
3.50%, 11/15/51	45	26,345
4.40%, 03/15/29	42	40,578
Somnigroup International, Inc.
3.88%, 10/15/31(b)	55	50,255
4.00%, 04/15/29(b)	54	51,943
Whirlpool Corp.
2.40%, 05/15/31	20	15,121
4.50%, 06/01/46	25	14,151
4.60%, 05/15/50	34	19,281
4.70%, 05/14/32	45	35,952
4.75%, 02/26/29	30	28,480
5.50%, 03/01/33	25	19,938
5.75%, 03/01/34	20	15,589
6.13%, 06/15/30	35	32,878
6.50%, 06/15/33	35	30,241
7.50%, 07/01/31(b)	50	50,178
7.88%, 07/01/34(b)	55	53,958
		509,369
Household Products & Wares — 0.1%
Avery Dennison Corp.
2.25%, 02/15/32	70	60,267
2.65%, 04/30/30	28	25,819
4.88%, 12/06/28	45	45,100
5.75%, 03/15/33	35	35,869
Church & Dwight Co., Inc.
2.30%, 12/15/31	20	17,468
3.95%, 08/01/47	70	53,363
19
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® ESG Advanced Universal USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Household Products & Wares (continued)
5.00%, 06/15/52	$25	$21,769
5.60%, 11/15/32	15	15,478
Clorox Co. (The)
1.80%, 05/15/30	95	84,745
3.10%, 10/01/27	50	49,273
3.90%, 05/15/28	50	49,311
4.40%, 05/01/29	10	9,877
4.60%, 05/01/32	25	24,202
5.25%, 05/15/36	15	14,563
Kimberly-Clark Corp.
3.10%, 03/26/30	65	61,315
3.20%, 07/30/46	55	37,764
3.95%, 11/01/28	35	34,541
4.50%, 02/16/33	140	137,161
5.30%, 03/01/41	20	19,576
		797,461
Housewares — 0.0%
Newell Brands, Inc.
6.25%, 08/15/31(b)	35	35,090
6.38%, 05/15/30	50	50,704
6.63%, 09/15/29	40	40,815
6.63%, 05/15/32(c)	25	25,567
7.38%, 04/01/36	30	30,217
7.50%, 04/01/46	45	41,963
8.50%, 06/01/28(b)	65	67,775
		292,131
Insurance — 2.0%
ACE Capital Trust II, Series N, 9.70%, 04/01/30	50	57,517
AEGON Funding Co. LLC, 5.63%, 05/07/36	25	24,368
AIA Group Ltd.
3.20%, 09/16/40(b)	200	147,356
3.60%, 04/09/29(b)	200	194,870
4.95%, 04/04/33(b)	10	9,990
5.38%, 04/05/34(b)	200	199,147
5.40%, 09/30/54(b)	30	26,967
5.63%, 10/25/27(b)	65	65,673
Allianz SE, 6.35%, 09/06/53, (5-year CMT + 3.23%)(a)(b)	210	215,453
Allstate Corp. (The)
4.20%, 12/15/46	100	77,908
5.05%, 06/24/29	40	40,235
5.55%, 05/09/35	60	60,473
American Financial Group, Inc., 5.00%, 09/23/35	45	42,363
American International Group, Inc.
4.38%, 06/30/50	80	63,194
4.50%, 07/16/44	30	25,092
4.75%, 04/01/48	90	75,793
4.80%, 07/10/45	30	25,864
4.85%, 05/07/30	110	109,668
5.13%, 03/27/33	55	54,457
5.45%, 05/07/35	105	104,668
Aon Corp.
2.80%, 05/15/30	110	101,533
3.75%, 05/02/29	100	97,165
4.50%, 12/15/28	50	49,662
Aon Corp./Aon Global Holdings PLC
2.05%, 08/23/31	60	51,933
2.60%, 12/02/31	5	4,402
2.90%, 08/23/51	15	8,752
3.90%, 02/28/52	115	80,338
Security	Par (000)	Value
Insurance (continued)
5.00%, 09/12/32	$45	$44,412
5.35%, 02/28/33	80	79,908
Aon Global Ltd.
4.60%, 06/14/44	75	62,507
4.75%, 05/15/45	45	37,787
Aon North America, Inc.
5.15%, 03/01/29	90	90,614
5.30%, 03/01/31	5	5,033
5.45%, 03/01/34	130	129,302
5.75%, 03/01/54	120	110,585
Arch Capital Group Ltd.
3.64%, 06/30/50	45	31,197
7.35%, 05/01/34	20	22,267
Arthur J Gallagher & Co.
2.40%, 11/09/31	25	21,820
3.05%, 03/09/52	20	11,907
3.50%, 05/20/51	75	49,339
4.60%, 12/15/27	85	84,950
5.00%, 02/15/32	15	14,811
5.15%, 02/15/35	125	121,301
5.45%, 07/15/34	50	49,643
5.50%, 03/02/33	75	75,340
5.55%, 02/15/55	105	94,978
5.75%, 03/02/53	25	23,172
5.75%, 07/15/54	30	27,888
6.50%, 02/15/34	20	21,128
6.75%, 02/15/54	45	47,388
Assurant, Inc.
2.65%, 01/15/32	30	26,000
3.70%, 02/22/30	30	28,537
4.90%, 03/27/28	40	40,041
7.00%, 03/27/48, (3-mo. SOFR US + 4.40%)(a)	30	30,392
Axis Specialty Finance LLC
3.90%, 07/15/29	25	24,201
4.90%, 01/15/40, (5-year CMT + 3.19%)(a)	15	14,684
Axis Specialty Finance PLC, 4.00%, 12/06/27	70	69,302
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, 7.13%, 05/15/31(b)	50	50,870
Brighthouse Financial, Inc., 4.70%, 06/22/47	25	16,282
Brown & Brown, Inc.
2.38%, 03/15/31	40	35,273
4.20%, 03/17/32	40	37,528
4.50%, 03/15/29	10	9,876
4.70%, 06/23/28	70	69,820
4.90%, 06/23/30	90	88,986
4.95%, 03/17/52	65	52,283
5.25%, 06/23/32	65	64,027
5.55%, 06/23/35	30	29,330
6.25%, 06/23/55	65	62,490
Chubb INA Holdings LLC
1.38%, 09/15/30	110	95,764
2.85%, 12/15/51	50	30,270
3.05%, 12/15/61	50	28,617
4.15%, 03/13/43	35	28,769
4.35%, 11/03/45	85	70,017
4.65%, 08/15/29	45	44,921
4.90%, 08/15/35	35	33,689
5.00%, 03/15/34	235	230,539
6.00%, 05/11/37	55	57,000
6.70%, 05/15/36	35	38,159
Schedule of Investments
20

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® ESG Advanced Universal USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
Series 1, 6.50%, 05/15/38	$35	$37,915
Cincinnati Financial Corp., 6.13%, 11/01/34	25	25,535
CNO Financial Group, Inc.
5.25%, 05/30/29	45	44,957
6.45%, 06/15/34	65	66,487
Dai-ichi Life Insurance Co. Ltd., 6.20%, (5-year CMT + 2.52%)(a)(b)(f)	10	10,026
Empower Finance 2020 LP
1.36%, 09/17/27(b)	50	48,339
1.78%, 03/17/31(b)	50	43,096
3.08%, 09/17/51(b)	25	15,386
Equitable Financial Life Global Funding
4.88%, 11/19/27(b)	100	100,124
5.00%, 03/27/30(b)	10	9,927
Equitable Holdings, Inc.
4.35%, 04/20/28	139	137,925
4.57%, 02/15/29(b)	15	14,772
5.59%, 01/11/33	110	110,868
Essent Group Ltd., 6.25%, 07/01/29	25	25,627
Everest Reinsurance Holdings, Inc.
3.13%, 10/15/52	45	26,693
3.50%, 10/15/50	45	29,373
First American Financial Corp.
2.40%, 08/15/31	5	4,327
5.45%, 09/30/34	55	53,168
Five Corners Funding Trust II, 2.85%, 05/15/30(b)	25	23,101
Great-West Lifeco Finance 2018 LP
4.05%, 05/17/28(b)	75	74,000
4.58%, 05/17/48(b)	35	28,522
Great-West Lifeco Finance Delaware LP, 4.15%, 06/03/47(b)	80	61,212
Hanover Insurance Group, Inc. (The)
2.50%, 09/01/30	50	45,074
5.50%, 09/01/35	20	19,539
Hartford Insurance Group, Inc. (The)
2.80%, 08/19/29	5	4,730
2.90%, 09/15/51	35	20,914
3.60%, 08/19/49	41	28,476
4.30%, 04/15/43	35	28,749
4.40%, 03/15/48	10	8,027
5.95%, 10/15/36	15	15,405
6.10%, 10/01/41	45	45,655
Jackson Financial, Inc.
3.13%, 11/23/31	95	84,170
4.00%, 11/23/51	55	35,872
Kemper Corp., 3.80%, 02/23/32	5	4,455
Markel Group, Inc.
3.35%, 09/17/29	20	19,067
3.45%, 05/07/52	80	51,380
4.30%, 11/01/47	70	54,010
5.00%, 05/20/49	55	46,503
6.00%, 05/16/54	15	14,259
Marsh & McLennan Companies, Inc.
2.25%, 11/15/30	101	90,559
2.38%, 12/15/31	40	34,996
4.20%, 03/01/48	65	50,383
4.35%, 01/30/47	50	39,899
4.38%, 03/15/29	95	94,004
4.55%, 11/08/27	50	50,004
4.65%, 03/15/30	100	99,263
4.75%, 03/15/39	30	27,358
Security	Par (000)	Value
Insurance (continued)
4.85%, 11/15/31	$85	$83,954
4.90%, 03/15/49	117	99,280
5.00%, 03/15/35	140	134,974
5.15%, 03/15/34	15	14,764
5.35%, 11/15/44	20	18,518
5.40%, 03/15/55	125	112,421
5.45%, 03/15/54	30	27,266
5.70%, 09/15/53	60	56,437
5.75%, 11/01/32	30	30,873
5.88%, 08/01/33	85	87,907
MetLife, Inc.
4.88%, 11/13/43	215	190,506
5.00%, 07/15/52	5	4,299
5.70%, 06/15/35	200	203,384
5.88%, 02/06/41	100	100,085
6.38%, 06/15/34	5	5,302
6.40%, 12/15/66	100	100,622
Series G, 6.35%, 03/15/55, (5-year CMT + 2.08%)(a)	200	203,214
Metropolitan Life Global Funding I
1.55%, 01/07/31(b)	100	86,662
2.40%, 01/11/32(b)	40	34,975
2.95%, 04/09/30(b)	105	97,793
3.00%, 09/19/27(b)	160	157,476
4.30%, 08/25/29(b)	50	49,182
4.35%, 01/12/31(b)	150	146,119
4.85%, 01/08/29(b)	150	150,221
5.05%, 01/06/28(b)	25	25,126
5.15%, 03/28/33(b)	170	168,649
MGIC Investment Corp., 5.25%, 08/15/28	70	69,879
NMI Holdings, Inc., 6.00%, 08/15/29	10	10,178
Old Republic International Corp.
3.85%, 06/11/51	5	3,429
5.75%, 03/28/34	40	40,112
Pine Street Trust II, 5.57%, 02/15/49(b)	105	93,838
Pricoa Global Funding I
4.35%, 11/25/30(b)	150	146,044
4.70%, 05/28/30(b)	5	4,947
4.75%, 08/26/32(b)	150	145,630
Primerica, Inc., 2.80%, 11/19/31	50	44,458
Principal Financial Group, Inc.
2.13%, 06/15/30	80	71,953
3.70%, 05/15/29	75	72,657
4.11%, 02/15/28(b)	15	14,866
4.30%, 11/15/46	40	32,054
4.35%, 05/15/43	37	30,432
4.63%, 09/15/42	25	21,558
5.38%, 03/15/33	80	80,230
5.50%, 03/15/53	40	36,562
6.05%, 10/15/36	66	67,734
Principal Life Global Funding II
1.50%, 08/27/30(b)	65	56,416
1.63%, 11/19/30(b)	60	51,966
2.50%, 09/16/29(b)	41	38,115
4.65%, 05/18/29(b)	25	24,791
4.80%, 01/09/28(b)	25	25,030
Progressive Corp. (The)
3.20%, 03/26/30	65	61,423
3.70%, 01/26/45	40	30,067
3.70%, 03/15/52	15	10,534
3.95%, 03/26/50	45	33,439
21
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® ESG Advanced Universal USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
4.00%, 03/01/29	$77	$75,748
4.13%, 04/15/47	72	56,051
4.20%, 03/15/48	50	39,267
4.35%, 04/25/44	40	32,933
4.95%, 06/15/33	10	9,913
5.15%, 03/26/36	100	97,653
6.25%, 12/01/32	88	93,393
Protective Life Corp.
3.40%, 01/15/30(b)	70	65,969
4.30%, 09/30/28(b)	80	78,944
Protective Life Global Funding, 4.80%, 06/05/30(b)	150	148,420
Prudential Financial, Inc.
2.10%, 03/10/30	99	90,429
3.00%, 03/10/40	55	40,939
3.70%, 10/01/50, (5-year CMT + 3.04%)(a)	50	46,035
3.70%, 03/13/51	120	83,463
3.88%, 03/27/28	60	59,370
3.91%, 12/07/47	95	70,068
3.94%, 12/07/49	57	41,388
4.35%, 02/25/50	75	58,689
4.42%, 03/27/48	60	47,690
4.60%, 05/15/44	70	59,247
5.13%, 03/01/52, (5-year CMT + 3.16%)(a)	75	72,456
5.20%, 03/14/35	125	122,704
5.70%, 12/14/36	67	67,836
5.70%, 09/15/48, (3-mo. SOFR US + 2.93%)(a)	65	65,042
5.75%, 07/15/33	38	39,261
6.00%, 09/01/52, (5-year CMT + 3.23%)(a)	80	80,386
6.50%, 03/15/54, (5-year CMT + 2.40%)(a)	65	66,313
6.63%, 12/01/37	35	37,894
Prudential Funding Asia PLC
3.13%, 04/14/30	85	80,091
3.63%, 03/24/32	65	60,221
Reinsurance Group of America, Inc.
3.15%, 06/15/30	62	57,645
3.90%, 05/15/29	53	51,550
5.75%, 09/15/34	55	55,167
6.00%, 09/15/33	80	81,822
RenaissanceRe Holdings Ltd.
5.75%, 06/05/33	85	85,512
5.80%, 04/01/35	80	80,389
RGA Global Funding, 5.50%, 01/11/31(b)	100	100,872
Selective Insurance Group, Inc., 5.38%, 03/01/49	15	13,328
Stewart Information Services Corp., 3.60%, 11/15/31	15	13,151
Swiss Re Finance Luxembourg SA, 5.00%, 04/02/49, (5-year CMT + 3.58%)(a)(b)	195	193,224
Swiss Re Treasury U.S. Corp., 4.25%, 12/06/42(b)	25	20,566
Travelers Companies, Inc. (The)
2.55%, 04/27/50	50	28,491
3.05%, 06/08/51	20	12,442
3.75%, 05/15/46	39	29,025
4.00%, 05/30/47	60	45,865
4.05%, 03/07/48	40	30,681
4.10%, 03/04/49	52	40,007
4.30%, 08/25/45	40	32,336
4.60%, 08/01/43	45	38,830
5.05%, 07/24/35	30	29,220
5.35%, 11/01/40	55	52,952
5.45%, 05/25/53	60	55,329
5.70%, 07/24/55	20	19,150
6.25%, 06/15/37	80	84,900
Security	Par (000)	Value
Insurance (continued)
6.75%, 06/20/36	$35	$38,367
Travelers Property Casualty Corp., 6.38%, 03/15/33	45	48,238
Unum Group
4.05%, 08/15/41(b)	15	11,790
4.13%, 06/15/51	70	50,222
4.50%, 12/15/49	10	7,686
6.00%, 06/15/54	30	28,150
W.R. Berkley Corp., 4.00%, 05/12/50	60	43,824
Willis North America, Inc.
2.95%, 09/15/29	98	92,268
3.88%, 09/15/49	54	38,327
4.50%, 09/15/28	62	61,576
5.05%, 09/15/48	20	17,084
5.35%, 05/15/33	65	64,680
5.90%, 03/05/54	60	56,765
XL Group Ltd., 5.25%, 12/15/43	30	27,454
Zurich Finance Ireland Designated Activity Co., 3.00%, 04/19/51, (5-year CMT + 2.78%)(a)(d)	200	178,382
		14,397,347
Internet — 0.5%
AppLovin Corp.
5.13%, 12/01/29	85	85,137
5.38%, 12/01/31	40	40,017
5.50%, 12/01/34	140	137,759
Baidu, Inc., 2.38%, 10/09/30	200	181,903
Booking Holdings, Inc., 3.55%, 03/15/28	85	83,671
Cars.com, Inc., 6.38%, 11/01/28(b)	30	29,876
eBay, Inc.
2.60%, 05/10/31	85	75,942
2.70%, 03/11/30	75	69,294
3.65%, 05/10/51	75	51,775
4.00%, 07/15/42	60	46,426
4.25%, 03/06/29	5	4,931
Expedia Group, Inc.
3.25%, 02/15/30	100	94,379
5.40%, 02/15/35	50	48,798
5.50%, 04/15/36	100	97,228
Gen Digital, Inc.
6.25%, 04/01/33(b)	50	49,999
6.75%, 09/30/27(b)	60	60,164
7.13%, 09/30/30(b)	50	50,875
Go Daddy Operating Co. LLC/GD Finance Co., Inc.
3.50%, 03/01/29(b)	55	52,146
5.25%, 12/01/27(b)	40	39,981
Kuaishou Technology, 4.75%, 01/22/36(d)	200	186,891
Meituan
3.05%, 10/28/30(d)	200	182,836
5.13%, 11/05/35(d)	200	188,098
Prosus NV
3.68%, 01/21/30(d)	200	190,421
4.99%, 01/19/52(d)	200	155,655
Rakuten Group, Inc.
6.25%, (5-year CMT + 4.96%)(a)(b)(f)	65	61,750
8.13%, (5-year CMT + 4.25%)(a)(b)(f)	40	41,015
9.75%, 04/15/29(b)	115	125,259
Tencent Holdings Ltd.
2.39%, 06/03/30(d)	200	184,027
3.24%, 06/03/50(d)	200	129,380
3.84%, 04/22/51(d)	200	143,381
3.93%, 01/19/38(d)	200	173,273
3.98%, 04/11/29(d)	200	197,013
Schedule of Investments
22

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® ESG Advanced Universal USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Internet (continued)
VeriSign, Inc.
2.70%, 06/15/31	$85	$75,757
5.25%, 06/01/32	10	9,929
Ziff Davis, Inc., 4.63%, 10/15/30(b)	35	33,011
		3,377,997
Iron & Steel — 0.1%
Cleveland-Cliffs, Inc.
4.63%, 03/01/29(b)	25	24,316
4.88%, 03/01/31(b)	27	25,046
6.25%, 10/01/40	15	12,243
6.75%, 04/15/30(b)	50	50,412
6.88%, 11/01/29(b)	60	60,811
7.00%, 03/15/32(b)	110	111,180
7.38%, 05/01/33(b)	65	66,230
7.50%, 09/15/31(b)	52	53,406
7.63%, 01/15/34(b)	25	25,508
Commercial Metals Co.
3.88%, 02/15/31	20	18,775
4.13%, 01/15/30	20	19,322
4.38%, 03/15/32	20	18,753
5.75%, 11/15/33(b)	70	68,865
6.00%, 12/15/35(b)	60	59,249
Gerdau Trade, Inc., 5.75%, 06/09/35	130	130,866
Steel Dynamics, Inc.
1.65%, 10/15/27	60	58,107
3.25%, 01/15/31	25	23,241
3.25%, 10/15/50	20	12,880
3.45%, 04/15/30	50	47,399
4.00%, 12/15/28	50	49,152
5.25%, 05/15/35	10	9,820
5.38%, 08/15/34	85	84,506
		1,030,087
Leisure Time — 0.1%
Brunswick Corp./DE
2.40%, 08/18/31	55	47,695
4.40%, 09/15/32	35	32,764
5.85%, 03/18/29	30	30,499
Harley-Davidson, Inc., 4.63%, 07/28/45	33	23,183
Life Time, Inc., 6.00%, 11/15/31(b)	35	35,344
NCL Corp. Ltd.
5.88%, 01/15/31(b)	50	47,948
6.25%, 03/01/30(b)	35	34,976
6.25%, 09/15/33(b)	50	46,752
6.75%, 02/01/32(b)	115	111,893
7.75%, 02/15/29(b)	35	36,395
NCL Finance Ltd., 6.13%, 03/15/28(b)	40	40,222
Patrick Industries, Inc.
4.75%, 05/01/29(b)	25	24,590
6.38%, 11/01/32(b)	35	34,933
Polaris, Inc.
5.60%, 03/01/31	5	4,954
6.95%, 03/15/29	35	36,389
Sabre Financial Borrower LLC, 11.13%, 06/15/29(b)	35	37,198
Sabre GLBL, Inc.
10.75%, 11/15/29(b)	32	31,644
10.75%, 03/15/30(b)	41	40,262
11.13%, 07/15/30(b)	75	73,787
		771,428
Security	Par (000)	Value
Lodging — 0.2%
Choice Hotels International, Inc.
3.70%, 12/01/29	$5	$4,785
3.70%, 01/15/31	55	51,372
5.85%, 08/01/34	70	69,767
Hilton Domestic Operating Co., Inc.
3.63%, 02/15/32(b)	85	77,214
3.75%, 05/01/29(b)	55	52,977
4.00%, 05/01/31(b)	96	90,254
4.88%, 01/15/30	45	44,510
5.50%, 09/15/31(b)	60	59,774
5.50%, 03/31/34(b)	50	49,218
5.75%, 09/15/33(b)	50	49,951
5.88%, 04/01/29(b)	40	40,318
5.88%, 03/15/33(b)	67	67,231
6.13%, 04/01/32(b)	30	30,355
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.
4.88%, 07/01/31(b)	40	36,999
5.00%, 06/01/29(b)	60	58,414
6.63%, 01/15/32(b)	55	55,458
Marriott Ownership Resorts, Inc.
4.50%, 06/15/29(b)	30	29,032
4.75%, 01/15/28	40	39,701
6.50%, 10/01/33(b)	25	24,863
Travel and Leisure Co.
4.50%, 12/01/29(b)	50	48,261
4.63%, 03/01/30(b)	20	19,316
6.13%, 09/01/33(b)	35	34,528
6.25%, 06/01/31(b)	55	55,340
		1,089,638
Machinery — 0.5%
AGCO Corp., 5.80%, 03/21/34	70	70,201
CNH Industrial Capital LLC
4.50%, 10/16/30	5	4,867
4.55%, 04/10/28	20	19,896
5.50%, 01/12/29	30	30,347
CNH Industrial NV, 3.85%, 11/15/27	89	88,121
Deere & Co.
2.88%, 09/07/49	45	28,321
3.10%, 04/15/30	76	71,742
3.75%, 04/15/50	55	40,382
3.90%, 06/09/42	95	77,533
5.38%, 10/16/29	85	86,811
5.45%, 01/16/35	5	5,074
5.70%, 01/19/55	20	19,631
7.13%, 03/03/31	25	27,244
Deere Funding Canada Corp., 4.85%, 07/15/31	25	24,844
Eaton Capital ULC, 4.45%, 05/09/30	10	9,836
Esab Corp.
5.63%, 04/01/31(b)	60	59,680
6.25%, 04/15/29(b)	25	25,334
IDEX Corp.
2.63%, 06/15/31	55	49,207
3.00%, 05/01/30	74	68,975
John Deere Capital Corp.
1.45%, 01/15/31	62	53,695
1.50%, 03/06/28	22	21,054
2.00%, 06/17/31	57	49,956
2.45%, 01/09/30	76	70,589
2.80%, 09/08/27	85	83,695
2.80%, 07/18/29	80	76,001
23
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® ESG Advanced Universal USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Machinery (continued)
3.05%, 01/06/28	$48	$47,136
3.35%, 04/18/29	55	53,244
3.45%, 03/07/29	92	89,482
3.90%, 06/07/32	60	56,966
4.15%, 09/15/27	90	89,798
4.35%, 09/15/32	65	63,055
4.40%, 09/08/31	20	19,548
4.50%, 01/16/29	80	79,787
4.75%, 01/20/28	120	120,518
4.85%, 06/11/29	60	60,341
4.85%, 10/11/29	10	10,075
4.90%, 03/03/28	120	120,779
4.90%, 03/07/31	25	24,994
4.95%, 07/14/28	100	100,819
5.10%, 04/11/34	150	149,386
Series 1, 5.05%, 06/12/34	35	34,742
Series I, 4.55%, 06/05/30	55	54,531
Mueller Water Products, Inc., 4.00%, 06/15/29(b)	26	25,053
Nordson Corp.
5.60%, 09/15/28	15	15,220
5.80%, 09/15/33	45	45,927
Otis Worldwide Corp.
2.57%, 02/15/30	120	110,780
3.11%, 02/15/40	85	63,464
3.36%, 02/15/50	65	43,581
Regal Rexnord Corp.
6.05%, 04/15/28	80	81,374
6.30%, 02/15/30	80	82,424
6.40%, 04/15/33	90	93,409
Terex Corp.
5.00%, 05/15/29(b)	40	39,638
6.25%, 10/15/32(b)	50	50,462
Westinghouse Air Brake Technologies Corp.
4.70%, 09/15/28	95	94,806
4.90%, 05/29/30	20	19,908
5.50%, 05/29/35	25	24,954
5.61%, 03/11/34	80	80,713
Xylem, Inc./New York
1.95%, 01/30/28	65	62,607
2.25%, 01/30/31(c)	50	44,632
4.38%, 11/01/46	22	17,920
5.45%, 06/01/36	15	14,952
		3,350,061
Manufacturing — 0.2%
Avient Corp.
6.25%, 11/01/31(b)	50	50,695
7.13%, 08/01/30(b)	50	50,832
Axon Enterprise, Inc., 6.25%, 03/15/33(b)	100	101,739
Eaton Corp.
3.10%, 09/15/27	105	103,614
3.92%, 09/15/47	35	26,749
4.00%, 11/02/32	70	66,374
4.15%, 03/15/33	110	104,562
4.15%, 11/02/42	75	62,225
4.20%, 03/06/31	205	198,518
4.70%, 08/23/52	65	54,954
Illinois Tool Works, Inc.
3.90%, 09/01/42	68	54,805
4.88%, 09/15/41	72	65,856
Parker-Hannifin Corp.
3.25%, 06/14/29	86	82,583
Security	Par (000)	Value
Manufacturing (continued)
4.00%, 06/14/49	$65	$49,130
4.10%, 03/01/47	35	27,399
4.20%, 11/21/34	71	66,059
4.25%, 09/15/27	15	14,965
4.45%, 11/21/44	50	41,829
4.50%, 09/15/29	70	69,422
6.25%, 05/15/38	5	5,332
Pentair Finance SARL, 4.50%, 07/01/29	60	59,009
Trinity Industries, Inc., 7.75%, 07/15/28(b)	40	40,879
		1,397,530
Media — 0.7%
Belo Corp., 7.25%, 09/15/27	15	15,272
Cable One, Inc., 4.00%, 11/15/30(b)(c)	35	14,161
Comcast Corp.
1.50%, 02/15/31	55	47,079
1.95%, 01/15/31	185	161,928
2.45%, 08/15/52(c)	110	53,335
2.65%, 02/01/30	145	134,128
2.65%, 08/15/62(c)	90	41,008
2.80%, 01/15/51	105	55,788
2.89%, 11/01/51	300	160,551
2.94%, 11/01/56	270	137,750
2.99%, 11/01/63(c)	270	131,562
3.20%, 07/15/36(c)	65	52,675
3.25%, 11/01/39	120	87,477
3.40%, 04/01/30	100	94,494
3.40%, 07/15/46	100	64,030
3.45%, 02/01/50	90	55,220
3.75%, 04/01/40	125	96,242
3.90%, 03/01/38	85	69,626
3.97%, 11/01/47	105	72,028
4.00%, 08/15/47	20	13,845
4.00%, 03/01/48	80	55,033
4.00%, 11/01/49	95	64,095
4.05%, 11/01/52	85	56,855
4.20%, 08/15/34	90	81,795
4.25%, 10/15/30	175	169,302
4.25%, 01/15/33	180	168,856
4.40%, 08/15/35	75	67,701
4.60%, 10/15/38	105	91,728
4.60%, 08/15/45	25	19,682
4.65%, 02/15/33	5	4,790
4.65%, 07/15/42	15	12,201
4.70%, 10/15/48	105	80,247
4.80%, 05/15/33	105	101,359
4.95%, 05/15/32	35	34,535
4.95%, 10/15/58	50	37,672
5.17%, 01/15/37(b)	77	71,558
5.30%, 06/01/34	115	113,138
5.30%, 05/15/35	85	83,461
5.35%, 05/15/53(c)	105	86,532
5.50%, 11/15/32	60	60,856
5.50%, 05/15/64	95	77,135
5.65%, 06/15/35	75	74,621
5.65%, 06/01/54(c)	65	55,907
6.05%, 05/15/55(c)	80	73,118
6.45%, 03/15/37	40	41,398
6.50%, 11/15/35	75	78,935
7.05%, 03/15/33	45	49,022
FactSet Research Systems, Inc., 3.45%, 03/01/32	20	18,027
Schedule of Investments
24

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® ESG Advanced Universal USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Media (continued)
NBCUniversal Media LLC
4.45%, 01/15/43	$100	$87,713
5.95%, 04/01/41	15	15,530
6.40%, 04/30/40	30	32,181
Nexstar Media, Inc.
4.75%, 11/01/28(b)	70	68,951
6.50%, 09/15/33(b)	200	200,876
7.25%, 04/15/34(b)	100	101,299
Paramount Global
3.38%, 02/15/28	10	9,777
3.70%, 06/01/28	30	29,219
4.20%, 06/01/29	30	28,804
4.20%, 05/19/32	60	52,247
4.38%, 03/15/43	160	101,042
4.60%, 01/15/45	100	62,229
4.90%, 08/15/44	50	32,125
4.95%, 01/15/31	115	107,300
4.95%, 05/19/50	25	15,630
5.50%, 05/15/33	25	22,349
5.85%, 09/01/43	25	18,222
6.88%, 04/30/36	60	55,776
7.88%, 07/30/30	50	52,602
Sirius XM Radio LLC
3.88%, 09/01/31(b)	105	95,624
4.00%, 07/15/28(b)	100	97,569
4.13%, 07/01/30(b)	105	98,831
5.50%, 07/01/29(b)	82	81,858
5.88%, 04/15/32(b)	75	73,963
		5,029,475
Metal Fabricate & Hardware — 0.0%
Advanced Drainage Systems, Inc.
5.38%, 03/01/34(b)	30	29,141
6.38%, 06/15/30(b)	35	35,273
Timken Co. (The)
4.13%, 04/01/32	5	4,701
4.50%, 12/15/28	40	39,674
Valmont Industries, Inc., 5.00%, 10/01/44	37	32,361
		141,150
Mining — 0.2%
Antofagasta PLC, 5.63%, 05/13/32(d)	200	202,744
Arcosa, Inc.
4.38%, 04/15/29(b)	35	34,364
6.88%, 08/15/32(b)	40	41,364
Century Aluminum Co., 6.88%, 08/01/32(b)	25	25,652
Coeur Mining, Inc.
5.13%, 02/15/29(b)	20	19,818
6.88%, 04/01/32(b)	20	20,601
Compass Minerals International, Inc., 8.00%, 07/01/30(b)	50	52,233
Constellium SE
3.75%, 04/15/29(b)	40	38,440
5.63%, 06/15/28(b)	20	19,977
6.38%, 08/15/32(b)	25	25,190
Corp. Nacional del Cobre de Chile
3.00%, 09/30/29(d)	200	188,451
6.30%, 09/08/53(d)	200	196,699
6.33%, 01/13/35(d)	200	207,017
6.78%, 01/13/55(d)	200	206,454
Kaiser Aluminum Corp.
4.50%, 06/01/31(b)	40	38,005
Security	Par (000)	Value
Mining (continued)
5.88%, 03/01/34(b)	$30	$29,370
Northern Star Resources Ltd., 6.13%, 04/11/33(b)	45	45,743
Novelis Corp.
3.88%, 08/15/31(b)	50	45,705
4.75%, 01/30/30(b)	107	103,348
6.88%, 01/30/30(b)	75	77,068
PLS Group Ltd., 6.88%, 05/01/31(b)	25	25,507
Yamana Gold, Inc., 2.63%, 08/15/31	30	26,227
		1,669,977
Office & Business Equipment — 0.1%
CDW LLC/CDW Finance Corp.
3.25%, 02/15/29	85	80,948
3.28%, 12/01/28	55	52,736
3.57%, 12/01/31	100	90,428
4.25%, 04/01/28	65	64,133
5.55%, 08/22/34	60	58,164
Zebra Technologies Corp., 6.50%, 06/01/32(b)	35	35,641
		382,050
Office Furnishings — 0.0%
HNI Corp., 5.13%, 01/18/29(b)	32	31,783
Packaging & Containers — 0.1%
Amcor Finance USA, Inc., 5.63%, 05/26/33	25	25,277
Amcor Flexibles North America, Inc.
2.69%, 05/25/31	60	53,848
4.25%, 03/08/29	10	9,854
5.10%, 03/17/30	100	100,167
AptarGroup, Inc., 3.60%, 03/15/32	15	13,863
Ball Corp.
2.88%, 08/15/30	65	59,193
3.13%, 09/15/31	35	31,476
5.50%, 09/15/33	75	74,408
6.00%, 06/15/29	67	67,781
Berry Global, Inc., 5.65%, 01/15/34	95	95,535
Crown Americas LLC
5.25%, 04/01/30	20	19,980
5.88%, 06/01/33	65	65,013
Graphic Packaging International LLC
3.50%, 03/01/29(b)	20	19,061
3.75%, 02/01/30(b)	25	23,473
6.38%, 07/15/32(b)	25	25,306
OI European Group BV, 4.75%, 02/15/30(b)	25	22,644
Owens-Brockway Glass Container, Inc.
7.25%, 05/15/31(b)(c)	50	46,370
7.38%, 06/01/32(b)	20	18,156
9.50%, 06/01/33(b)(c)	20	19,572
Sealed Air Corp., 6.88%, 07/15/33(b)	25	24,446
Sonoco Products Co.
2.85%, 02/01/32	30	26,641
3.13%, 05/01/30	75	69,841
4.60%, 09/01/29	10	9,879
5.00%, 09/01/34(c)	65	62,633
5.75%, 11/01/40(c)	45	44,164
		1,028,581
Pharmaceuticals — 0.7%
AdaptHealth LLC
4.63%, 08/01/29(b)	30	28,349
5.13%, 03/01/30(b)	47	44,029
Bristol-Myers Squibb Co.
1.45%, 11/13/30	200	174,536
25
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® ESG Advanced Universal USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
2.95%, 03/15/32	$200	$180,348
3.40%, 07/26/29	500	482,647
3.55%, 03/15/42	10	7,677
4.25%, 10/26/49	200	155,372
4.63%, 05/15/44	400	342,141
5.20%, 02/22/34	200	200,080
5.55%, 02/22/54	400	371,948
5.65%, 02/22/64	100	93,977
5.75%, 02/01/31	15	15,481
Elanco Animal Health, Inc., 6.40%, 08/28/28	45	46,106
EMD Finance LLC, 5.00%, 10/15/35(b)	155	148,793
Jazz Securities DAC, 4.38%, 01/15/29(b)	90	88,348
Novartis Capital Corp.
2.20%, 08/14/30	135	122,454
2.75%, 08/14/50	50	30,156
3.70%, 09/21/42	35	27,785
3.80%, 09/18/29	15	14,643
4.00%, 09/18/31	85	81,984
4.00%, 11/20/45	20	15,856
4.10%, 11/05/30	200	194,400
4.20%, 09/18/34	100	94,296
4.40%, 03/18/31	205	201,018
4.40%, 05/06/44	145	122,720
4.60%, 03/18/33	125	121,805
4.70%, 09/18/54	60	50,264
4.90%, 03/18/36	200	193,810
5.20%, 11/05/45	5	4,622
5.30%, 11/05/55	5	4,604
5.70%, 03/18/56	155	150,432
Takeda Pharmaceutical Co. Ltd.
2.05%, 03/31/30	400	361,224
3.18%, 07/09/50	200	126,993
3.38%, 07/09/60	200	121,883
Zoetis, Inc.
3.00%, 09/12/27	75	73,981
3.00%, 05/15/50	50	31,002
3.90%, 08/20/28	30	29,555
3.95%, 09/12/47	48	36,016
4.45%, 08/20/48	40	32,113
4.70%, 02/01/43	90	77,646
5.00%, 08/17/35(c)	100	96,579
5.60%, 11/16/32	75	76,508
		4,874,181
Private Equity — 0.0%
Apollo Management Holdings LP
2.65%, 06/05/30(b)	70	64,080
4.87%, 02/15/29(b)	45	44,819
		108,899
Real Estate — 0.3%
Aldar Investment Properties Sukuk Ltd., 5.50%, 05/16/34(d)	200	199,189
Aldar Properties PJSC, 6.62%, 04/15/55, (5-year CMT + 2.04%)(a)(d)	200	195,050
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp.
5.25%, 04/15/30(b)	25	24,193
5.75%, 01/15/29(b)	30	29,663
CBRE Services, Inc.
2.50%, 04/01/31	70	62,386
4.80%, 06/15/30	60	59,363
Security	Par (000)	Value
Real Estate (continued)
5.50%, 04/01/29	$75	$76,044
5.95%, 08/15/34	60	61,142
China Overseas Finance Cayman VI Ltd., 6.45%, 06/11/34(d)	200	210,023
CoStar Group, Inc., 2.80%, 07/15/30(b)	20	17,909
Cushman & Wakefield U.S. Borrower LLC
6.75%, 05/15/28(b)(c)	10	10,014
8.88%, 09/01/31(b)	30	31,363
Emaar Sukuk Ltd., 3.88%, 09/17/29(d)	200	193,270
Howard Hughes Corp. (The)
4.13%, 02/01/29(b)	45	43,579
4.38%, 02/01/31(b)	45	42,478
5.88%, 03/01/32(b)	25	24,555
6.13%, 03/01/34(b)	25	24,543
Kennedy-Wilson, Inc.
7.00%, 06/01/31(b)	50	51,158
7.25%, 06/01/33(b)	60	61,094
Ontario Teachers' Cadillac Fairview Properties Trust, 4.13%, 02/01/29(b)	120	117,608
Sun Hung Kai Properties Capital Market Ltd., 2.75%, 05/13/30(d)	200	186,003
Swire Pacific Mtn Financing HK Ltd., 2.88%, 01/30/30(d)	200	188,277
		1,908,904
Real Estate Investment Trusts — 1.9%
Agree LP, 5.60%, 06/15/35	60	60,123
American Assets Trust LP, 3.38%, 02/01/31	50	45,315
American Homes 4 Rent LP
2.38%, 07/15/31	10	8,755
4.30%, 04/15/52	50	37,630
5.25%, 03/15/35	100	97,335
American Tower Corp.
1.50%, 01/31/28	90	86,051
1.88%, 10/15/30	80	70,486
2.10%, 06/15/30	64	57,425
2.30%, 09/15/31	80	69,817
2.70%, 04/15/31	70	62,988
2.90%, 01/15/30	100	93,379
2.95%, 01/15/51	75	44,762
3.10%, 06/15/50	75	46,497
3.60%, 01/15/28	89	87,687
3.70%, 10/15/49	62	43,195
3.80%, 08/15/29	116	112,558
3.95%, 03/15/29	106	103,628
4.05%, 03/15/32	30	28,266
5.00%, 01/31/30	10	9,993
5.20%, 02/15/29	35	35,243
5.25%, 07/15/28	10	10,074
5.35%, 03/15/35	30	29,586
5.40%, 01/31/35	25	24,766
5.45%, 02/15/34	65	64,801
5.50%, 03/15/28	10	10,107
5.65%, 03/15/33	70	71,002
5.80%, 11/15/28	50	50,963
5.90%, 11/15/33	75	76,868
Americold Realty Operating Partnership LP, 5.41%, 09/12/34	40	38,198
Blackstone Mortgage Trust, Inc.
6.25%, 06/01/31(b)	20	19,155
7.75%, 12/01/29(b)	30	31,083
Schedule of Investments
26

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® ESG Advanced Universal USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Boston Properties LP
2.45%, 10/01/33	$60	$48,798
2.55%, 04/01/32	75	64,728
2.90%, 03/15/30	65	60,302
3.25%, 01/30/31	95	87,540
3.40%, 06/21/29	10	9,588
4.50%, 12/01/28	95	94,236
5.75%, 01/15/35(c)	60	59,438
6.50%, 01/15/34	60	62,472
6.75%, 12/01/27	30	30,702
Brixmor Operating Partnership LP
2.25%, 04/01/28	53	50,945
2.50%, 08/16/31	30	26,436
4.05%, 07/01/30	70	67,313
4.13%, 05/15/29	50	48,956
5.50%, 02/15/34	55	54,912
5.75%, 02/15/35	45	45,448
Broadstone Net Lease LLC, 2.60%, 09/15/31	5	4,387
COPT Defense Properties LP
2.00%, 01/15/29	50	46,757
2.75%, 04/15/31	50	44,869
2.90%, 12/01/33	45	37,957
Cousins Properties LP
5.25%, 07/15/30	10	10,001
5.88%, 10/01/34	35	35,254
Crown Castle, Inc.
2.10%, 04/01/31	51	44,393
2.25%, 01/15/31	72	63,474
2.50%, 07/15/31	76	66,823
2.90%, 04/01/41	112	78,164
3.10%, 11/15/29	70	65,925
3.25%, 01/15/51	53	33,217
3.30%, 07/01/30	72	67,142
3.65%, 09/01/27	139	137,809
3.80%, 02/15/28	80	78,824
4.00%, 11/15/49	25	18,011
4.15%, 07/01/50	40	29,539
4.30%, 02/15/29	62	61,002
4.75%, 05/15/47	15	12,305
4.80%, 09/01/28	20	19,980
4.90%, 09/01/29	5	4,982
5.00%, 01/11/28	35	35,087
5.10%, 05/01/33	30	29,167
5.20%, 09/01/34	30	29,088
5.20%, 02/15/49	45	38,679
5.60%, 06/01/29	80	81,201
5.80%, 03/01/34	60	60,404
Digital Realty Trust LP
3.60%, 07/01/29	70	67,503
4.45%, 07/15/28	65	64,551
DOC DR LLC
2.63%, 11/01/31	70	61,812
3.95%, 01/15/28	15	14,842
Equinix Europe 2 Financing Corp. LLC, 5.50%, 06/15/34	60	59,233
Equinix, Inc.
1.55%, 03/15/28	60	57,161
2.00%, 05/15/28	50	47,750
2.15%, 07/15/30	74	66,140
2.50%, 05/15/31	60	53,087
3.00%, 07/15/50	85	50,926
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
3.20%, 11/18/29	$100	$94,609
3.40%, 02/15/52	25	15,859
3.90%, 04/15/32	65	60,222
ERP Operating LP
1.85%, 08/01/31	5	4,329
1.90%, 12/01/28	80	75,170
2.05%, 01/15/32	75	64,698
2.45%, 01/15/31	70	63,100
2.50%, 02/15/30	65	59,995
3.00%, 07/01/29	5	4,761
3.20%, 01/15/28	15	14,720
3.90%, 10/15/46	40	30,379
4.15%, 12/01/28	10	9,873
4.15%, 07/01/47	30	23,520
4.35%, 04/15/48	20	16,031
4.50%, 07/01/44	115	96,864
4.65%, 09/15/34	55	52,382
4.95%, 06/15/32	95	93,970
5.00%, 08/01/35	15	14,543
5.30%, 12/07/33	45	45,202
Essential Properties LP, 5.38%, 07/15/36	50	48,106
Federal Realty OP LP
3.20%, 06/15/29	45	43,045
3.50%, 06/01/30	40	37,981
4.50%, 12/01/44	45	37,331
Goodman U.S. Finance Six LLC, 5.13%, 10/07/34(b)	50	48,210
Healthpeak OP LLC
2.13%, 12/01/28	5	4,715
2.88%, 01/15/31	66	60,034
3.00%, 01/15/30	60	56,185
3.50%, 07/15/29	40	38,445
5.25%, 12/15/32	60	59,387
6.75%, 02/01/41	54	57,557
Highwoods Realty LP
4.20%, 04/15/29	10	9,757
7.65%, 02/01/34	45	49,372
Host Hotels & Resorts LP
5.50%, 04/15/35	70	68,534
5.70%, 07/01/34	45	44,918
Series H, 3.38%, 12/15/29	27	25,595
Series I, 3.50%, 09/15/30	77	72,077
Series J, 2.90%, 12/15/31	45	39,745
Hudson Pacific Properties LP
3.25%, 01/15/30	25	22,176
4.65%, 04/01/29	25	23,699
5.95%, 02/15/28	20	19,869
Invitation Homes Operating Partnership LP
2.30%, 11/15/28	45	42,589
2.70%, 01/15/34	60	49,508
4.15%, 04/15/32	95	89,200
4.88%, 02/01/35	30	28,404
5.45%, 08/15/30	35	35,188
5.50%, 08/15/33	40	39,937
Iron Mountain Information Management Services, Inc., 5.00%, 07/15/32(b)	55	52,445
Iron Mountain, Inc.
4.50%, 02/15/31(b)	58	55,168
4.88%, 09/15/27(b)	57	56,871
4.88%, 09/15/29(b)	65	63,593
5.00%, 07/15/28(b)	35	34,725
5.25%, 03/15/28(b)	60	59,842
27
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® ESG Advanced Universal USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
5.25%, 07/15/30(b)	$67	$65,746
5.63%, 07/15/32(b)	40	39,313
6.25%, 01/15/33(b)	55	55,421
6.25%, 01/15/35(b)	90	88,983
7.00%, 02/15/29(b)	60	61,074
Kilroy Realty LP
2.50%, 11/15/32	45	37,007
2.65%, 11/15/33	45	36,001
3.05%, 02/15/30	35	32,160
4.25%, 08/15/29	45	43,621
4.75%, 12/15/28	50	49,508
6.25%, 01/15/36	45	44,569
Kimco Realty OP LLC
1.90%, 03/01/28	30	28,825
2.25%, 12/01/31	40	34,884
2.70%, 10/01/30	35	32,225
3.20%, 04/01/32	50	45,337
3.70%, 10/01/49	5	3,575
4.13%, 12/01/46	35	27,465
4.25%, 04/01/45	30	24,357
4.60%, 02/01/33	50	48,237
4.85%, 03/01/35	50	47,887
6.40%, 03/01/34	25	26,463
Kite Realty Group LP, 5.50%, 03/01/34	50	49,771
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.75%, 06/15/29(b)	25	24,344
5.50%, 08/01/30	5	4,997
LXP Industrial Trust
2.38%, 10/01/31	10	8,736
2.70%, 09/15/30	30	27,147
Mid-America Apartments LP
2.75%, 03/15/30	20	18,590
2.88%, 09/15/51	5	3,002
3.95%, 03/15/29	100	97,928
4.65%, 01/15/33	100	96,462
4.95%, 03/01/35	10	9,665
MPT Operating Partnership LP/MPT Finance Corp.
5.00%, 10/15/27	13	12,782
8.50%, 02/15/32(b)	95	96,300
9.25%, 02/15/32(b)	170	164,823
NNN REIT, Inc.
2.50%, 04/15/30	5	4,583
3.00%, 04/15/52	50	30,174
4.30%, 10/15/28	5	4,952
4.80%, 10/15/48	5	4,186
5.50%, 06/15/34	55	54,963
Omega Healthcare Investors, Inc.
3.25%, 04/15/33	70	60,828
3.38%, 02/01/31	77	70,757
3.63%, 10/01/29	10	9,549
4.75%, 01/15/28	55	54,851
5.20%, 07/01/30	40	39,729
Pebblebrook Hotel LP/PEB Finance Corp., 6.38%, 10/15/29(b)	25	25,430
Phillips Edison Grocery Center Operating Partnership I LP
2.63%, 11/15/31	20	17,619
4.75%, 03/15/33	10	9,595
4.95%, 01/15/35	40	38,184
5.75%, 07/15/34	45	45,400
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Piedmont Operating Partnership LP, 3.15%, 08/15/30	$15	$13,709
Prologis LP
1.25%, 10/15/30	40	34,535
1.63%, 03/15/31	85	73,390
1.75%, 07/01/30	74	65,893
1.75%, 02/01/31	10	8,712
2.13%, 10/15/50	47	24,087
2.25%, 04/15/30	25	22,808
2.88%, 11/15/29	89	83,857
3.00%, 04/15/50	57	35,701
3.05%, 03/01/50	35	22,116
3.38%, 12/15/27	135	133,208
3.88%, 09/15/28	55	54,192
4.00%, 09/15/28	61	60,251
4.38%, 02/01/29	5	4,959
4.38%, 09/15/48	25	20,060
4.63%, 01/15/33	95	92,374
4.75%, 06/15/33	55	53,608
5.00%, 03/15/34	85	83,152
5.00%, 01/31/35	75	72,816
5.13%, 01/15/34	70	69,192
5.25%, 05/15/35	5	4,935
5.25%, 06/15/53	65	58,652
5.25%, 03/15/54	65	58,513
Public Storage Operating Co.
1.85%, 05/01/28	110	105,228
1.95%, 11/09/28	90	84,919
2.30%, 05/01/31	135	120,041
3.39%, 05/01/29	55	53,150
4.38%, 07/01/30	30	29,517
5.10%, 08/01/33	95	94,351
5.15%, 08/15/36	30	29,178
5.35%, 08/01/53	75	68,341
Realty Income Corp.
1.80%, 03/15/33	10	8,157
2.10%, 03/15/28	190	183,009
3.25%, 06/15/29	100	95,953
3.25%, 01/15/31	205	190,759
4.65%, 03/15/47	5	4,205
5.13%, 04/15/35	190	185,306
5.38%, 09/01/54	30	27,778
Regency Centers LP
2.95%, 09/15/29	55	52,006
3.70%, 06/15/30	45	43,028
4.13%, 03/15/28	15	14,892
4.40%, 02/01/47	20	16,349
4.65%, 03/15/49	35	29,089
5.00%, 07/15/32	85	84,153
5.10%, 01/15/35	5	4,884
Rexford Industrial Realty LP
2.13%, 12/01/30	10	8,795
2.15%, 09/01/31	15	12,931
5.00%, 06/15/28	60	60,125
RHP Hotel Properties LP/RHP Finance Corp.
4.50%, 02/15/29(b)	40	39,335
5.75%, 03/15/34(b)	45	44,347
6.25%, 02/15/35(b)	25	25,131
6.50%, 04/01/32(b)	60	61,076
6.50%, 06/15/33(b)	40	40,781
7.25%, 07/15/28(b)	32	32,574
Schedule of Investments
28

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® ESG Advanced Universal USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Sabra Health Care LP
3.20%, 12/01/31	$60	$53,779
3.90%, 10/15/29	25	24,156
SBA Communications Corp.
3.13%, 02/01/29	105	100,414
5.15%, 07/15/31	100	99,205
5.45%, 07/15/33	50	49,374
Starwood Property Trust, Inc.
5.75%, 01/15/31(b)	30	29,770
5.88%, 08/15/29(b)	25	25,103
6.00%, 04/15/30(b)	35	35,195
6.13%, 06/01/31(b)	35	35,091
6.50%, 07/01/30(b)	35	35,611
6.50%, 10/15/30(b)	15	15,258
7.25%, 04/01/29(b)	55	56,725
UDR, Inc.
2.10%, 08/01/32	100	83,777
5.13%, 09/01/34	55	53,572
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, 6.00%, 01/15/30(b)	40	38,515
Ventas Realty LP
2.50%, 09/01/31	25	22,030
3.00%, 01/15/30	40	37,471
4.00%, 03/01/28	37	36,587
4.38%, 02/01/45	15	12,176
4.40%, 01/15/29	62	61,393
4.75%, 11/15/30	17	16,770
4.88%, 04/15/49	27	22,654
5.00%, 01/15/35	35	33,721
5.00%, 02/15/36	5	4,783
5.10%, 07/15/32	25	24,776
5.63%, 07/01/34	45	45,322
5.70%, 09/30/43	25	24,056
WEA Finance LLC
3.50%, 06/15/29(b)	65	62,356
4.13%, 09/20/28(b)	35	34,443
4.63%, 09/20/48(b)	50	39,275
WEA Finance LLC/Westfield U.K. & Europe Finance PLC, 4.75%, 09/17/44(b)	20	16,558
Welltower OP LLC
2.05%, 01/15/29	75	70,520
2.75%, 01/15/31	75	68,425
2.75%, 01/15/32	30	26,745
2.80%, 06/01/31	45	40,869
3.10%, 01/15/30	45	42,462
3.85%, 06/15/32	90	84,493
4.13%, 03/15/29	60	59,097
4.25%, 04/15/28	35	34,800
4.50%, 07/01/30	110	108,384
4.95%, 09/01/48	40	35,302
5.13%, 07/01/35	125	122,635
6.50%, 03/15/41	30	32,157
WP Carey, Inc.
2.25%, 04/01/33	30	24,697
2.40%, 02/01/31	65	57,856
2.45%, 02/01/32	40	34,586
3.85%, 07/15/29	25	24,290
4.65%, 07/15/30	10	9,831
5.38%, 06/30/34	5	4,937
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
XHR LP
4.88%, 06/01/29(b)	$40	$39,333
6.63%, 05/15/30(b)	25	25,495
		13,666,374
Retail — 1.2%
Advance Auto Parts, Inc.
1.75%, 10/01/27	22	21,175
3.50%, 03/15/32	30	26,085
3.90%, 04/15/30	32	30,079
5.95%, 03/09/28	25	25,202
7.00%, 08/01/30(b)	50	51,091
7.38%, 08/01/33(b)	50	51,261
Asbury Automotive Group, Inc.
4.50%, 03/01/28	25	24,751
4.63%, 11/15/29(b)	54	52,524
4.75%, 03/01/30	35	34,082
5.00%, 02/15/32(b)	40	38,117
AutoNation, Inc.
2.40%, 08/01/31	85	74,172
3.80%, 11/15/27	45	44,460
3.85%, 03/01/32	20	18,467
4.75%, 06/01/30	10	9,817
5.89%, 03/15/35	10	10,006
AutoZone, Inc.
3.75%, 04/18/29	15	14,600
4.00%, 04/15/30	30	28,991
4.75%, 08/01/32	90	87,760
4.75%, 02/01/33	15	14,548
4.95%, 07/15/31	60	59,453
5.10%, 07/15/29	60	60,376
5.20%, 08/01/33	35	34,624
5.40%, 07/15/34	45	44,784
6.25%, 11/01/28	65	66,865
6.55%, 11/01/33	80	85,306
Bath & Body Works, Inc.
5.25%, 02/01/28	25	25,022
6.63%, 10/01/30(b)	65	66,224
7.50%, 06/15/29	12	12,155
6.75%, 07/01/36	35	34,866
6.88%, 11/01/35(c)	60	61,266
6.95%, 03/01/33	20	20,309
Best Buy Co., Inc.
1.95%, 10/01/30	65	57,519
4.45%, 10/01/28	55	54,653
BlueLinx Holdings, Inc., 6.00%, 11/15/29(b)	20	19,928
Burger King (Restaurant Brands International, Inc.)/New Red Finance, Inc.
3.50%, 02/15/29(b)	50	48,125
3.88%, 01/15/28(b)	90	88,546
4.00%, 10/15/30(b)	175	165,146
4.38%, 01/15/28(b)	50	49,496
5.63%, 09/15/29(b)	30	30,120
6.13%, 06/15/29(b)	105	106,279
Carvana Co., 9.00%, 06/01/31, (9.00 % Cash)(b)(e)	138	152,430
Darden Restaurants, Inc.
4.55%, 10/15/29	10	9,860
4.55%, 02/15/48	15	11,883
6.30%, 10/10/33	75	78,570
Dick's Sporting Goods, Inc.
3.15%, 01/15/32(c)	60	53,755
4.00%, 10/01/29	20	19,397
29
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® ESG Advanced Universal USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
4.10%, 01/15/52(c)	$35	$23,885
Dollar General Corp.
3.50%, 04/03/30	60	56,790
4.13%, 05/01/28	40	39,595
4.13%, 04/03/50	20	14,799
5.00%, 11/01/32	70	68,715
5.20%, 07/05/28	40	40,278
5.45%, 07/05/33	100	100,093
Dollar Tree, Inc., 2.65%, 12/01/31	70	61,757
Family Dollar Stores LLC, 10.00%, 07/31/31(b)	22	22,049
Ferguson Enterprises, Inc., 4.35%, 03/15/31	5	4,863
Gap, Inc. (The)
3.63%, 10/01/29(b)	45	42,550
3.88%, 10/01/31(b)	45	41,314
Genuine Parts Co.
1.88%, 11/01/30	55	47,747
4.95%, 08/15/29	20	19,887
6.50%, 11/01/28	80	82,236
6.88%, 11/01/33	55	58,770
Group 1 Automotive, Inc.
4.00%, 08/15/28(b)	56	54,599
6.38%, 01/15/30(b)	35	35,304
Home Depot, Inc. (The)
0.90%, 03/15/28	95	90,104
1.38%, 03/15/31	155	133,081
1.50%, 09/15/28	90	84,800
1.88%, 09/15/31	190	164,635
2.38%, 03/15/51	70	37,685
2.70%, 04/15/30	99	92,155
2.75%, 09/15/51	65	37,747
2.80%, 09/14/27	70	68,940
2.95%, 06/15/29	150	143,494
3.13%, 12/15/49	70	44,910
3.25%, 04/15/32	55	50,551
3.30%, 04/15/40	105	81,764
3.35%, 04/15/50	120	79,985
3.50%, 09/15/56	55	36,092
3.63%, 04/15/52	100	69,000
3.90%, 12/06/28	85	83,919
3.90%, 06/15/47	85	63,971
4.20%, 04/01/43	70	57,790
4.25%, 04/01/46	135	108,416
4.40%, 03/15/45	70	57,803
4.50%, 09/15/32	55	53,805
4.50%, 12/06/48	45	36,772
4.75%, 06/25/29	100	100,282
4.88%, 02/15/44	65	57,752
4.90%, 04/15/29	15	15,099
4.95%, 06/25/34	170	167,254
4.95%, 09/15/52	35	30,132
5.30%, 06/25/54	100	90,405
5.40%, 09/15/40	70	68,202
5.40%, 06/25/64	45	40,654
5.88%, 12/16/36	169	175,101
5.95%, 04/01/41	70	71,558
Kohl's Corp.
5.13%, 05/01/31	25	22,577
5.55%, 07/17/45	25	17,057
Lithia Motors, Inc.
3.88%, 06/01/29(b)	55	52,797
4.38%, 01/15/31(b)	40	38,106
Security	Par (000)	Value
Retail (continued)
4.63%, 12/15/27(b)	$27	$26,901
5.50%, 10/01/30(b)	35	34,742
Lowe's Companies, Inc.
1.30%, 04/15/28	60	56,886
1.70%, 09/15/28	65	61,215
1.70%, 10/15/30	100	87,749
2.63%, 04/01/31	95	85,713
2.80%, 09/15/41	60	41,316
3.00%, 10/15/50	125	75,125
3.50%, 04/01/51	45	29,748
3.65%, 04/05/29	110	106,941
3.70%, 04/15/46	105	75,463
3.75%, 04/01/32	125	116,374
4.05%, 05/03/47	105	78,751
4.25%, 04/01/52	80	59,699
4.38%, 09/15/45	25	19,948
4.45%, 04/01/62	90	66,049
4.50%, 04/15/30	120	118,349
4.55%, 04/05/49	30	23,881
4.65%, 04/15/42	50	43,152
5.00%, 04/15/33	20	19,714
5.00%, 04/15/40	35	32,180
5.13%, 04/15/50	35	30,052
5.15%, 07/01/33	125	124,017
5.50%, 10/15/35(c)	60	60,492
5.63%, 04/15/53(c)	85	78,131
5.75%, 07/01/53	40	37,365
5.80%, 09/15/62	60	55,307
5.85%, 04/01/63	20	18,604
6.50%, 03/15/29	10	10,419
Lowe's Cos, Inc.
3.95%, 10/15/27	95	94,372
4.85%, 10/15/35	120	114,367
Macy's Retail Holdings LLC
4.30%, 02/15/43	15	10,872
4.50%, 12/15/34	20	17,774
5.13%, 01/15/42	15	12,083
5.88%, 03/15/30(b)(c)	20	19,936
6.38%, 03/15/37	10	9,255
6.70%, 07/15/34(b)	25	24,289
7.38%, 08/01/33(b)(c)	30	31,218
Michaels Companies, Inc. (The)
8.50%, 03/15/33(b)	115	113,893
11.00%, 03/15/34(b)(c)	45	43,662
O'Reilly Automotive, Inc.
3.90%, 06/01/29	105	102,508
4.20%, 04/01/30	20	19,461
4.70%, 06/15/32	95	92,863
5.00%, 08/19/34	10	9,692
Papa John's International, Inc., 3.88%, 09/15/29(b)	30	27,850
Petco Health & Wellness Co., Inc., 8.25%, 02/01/31(b)	35	35,559
QXO Building Products, Inc.
6.50%, 07/15/31(b)	85	85,978
6.75%, 04/30/32(b)	150	153,642
6.88%, 07/15/34(b)	85	85,960
Sally Holdings LLC/Sally Capital, Inc., 6.75%, 04/01/32	40	40,947
Sonic Automotive, Inc.
4.63%, 11/15/29(b)	50	48,850
4.88%, 11/15/31(b)	35	33,425
Schedule of Investments
30

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® ESG Advanced Universal USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
TJX Companies, Inc. (The)
1.15%, 05/15/28	$70	$66,118
4.50%, 04/15/50	40	32,952
Tractor Supply Co.
1.75%, 11/01/30	15	13,101
5.25%, 05/15/33(c)	65	64,611
Victoria's Secret & Co., 4.63%, 07/15/29(b)	40	38,909
		8,732,201
Semiconductors — 1.8%
Advanced Micro Devices, Inc.
3.92%, 06/01/32	30	28,166
4.32%, 03/24/28	10	9,968
4.39%, 06/01/52(c)	25	19,427
Amkor Technology, Inc., 5.88%, 10/01/33(b)	25	24,599
Analog Devices, Inc.
1.70%, 10/01/28	75	70,635
2.10%, 10/01/31	60	52,267
2.80%, 10/01/41	70	48,906
2.95%, 10/01/51	73	44,405
4.25%, 06/15/28	60	59,689
4.50%, 06/15/30	10	9,883
5.05%, 04/01/34	50	49,375
5.30%, 04/01/54	10	9,029
Applied Materials, Inc.
1.75%, 06/01/30	85	75,924
2.75%, 06/01/50	75	45,165
4.35%, 04/01/47	72	59,035
5.10%, 10/01/35	55	54,260
5.85%, 06/15/41	79	79,604
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.50%, 01/15/28	75	73,888
Broadcom, Inc.
1.95%, 02/15/28	80	77,000
2.45%, 02/15/31	100	88,805
2.60%, 02/15/33	120	100,673
3.14%, 11/15/35	260	209,263
3.19%, 11/15/36	210	165,655
3.42%, 04/15/33	183	160,521
3.47%, 04/15/34	265	227,418
3.50%, 02/15/41	240	178,025
3.75%, 02/15/51	75	50,385
4.00%, 04/15/29	80	78,287
4.15%, 11/15/30	110	105,583
4.15%, 04/15/32	105	98,246
4.20%, 10/15/30	100	96,174
4.30%, 11/15/32	155	145,166
4.35%, 02/15/30	10	9,747
4.55%, 02/15/32	60	57,454
4.60%, 07/15/30	100	97,923
4.75%, 04/15/29	80	79,776
4.80%, 04/15/28	100	100,136
4.80%, 10/15/34	140	130,933
4.80%, 02/15/36	170	156,029
4.90%, 07/15/32	115	111,538
5.00%, 04/15/30	40	39,859
5.05%, 04/15/30	20	19,924
5.15%, 11/15/31	105	104,045
5.20%, 04/15/32	105	103,968
5.20%, 07/15/35	140	133,387
5.70%, 01/15/56	90	80,980
Security	Par (000)	Value
Semiconductors (continued)
Entegris, Inc.
3.63%, 05/01/29(b)	$30	$28,811
4.38%, 04/15/28(b)	25	24,706
4.75%, 04/15/29(b)	110	108,405
5.95%, 06/15/30(b)	60	60,520
Intel Corp.
2.00%, 08/12/31	60	51,563
2.45%, 11/15/29	135	124,843
3.05%, 08/12/51	45	26,483
3.10%, 02/15/60	55	29,463
3.20%, 08/12/61	40	21,709
3.25%, 11/15/49	110	67,771
3.73%, 12/08/47	170	116,061
3.90%, 03/25/30	155	149,083
4.00%, 08/05/29	90	87,810
4.10%, 05/11/47	100	72,847
4.15%, 08/05/32	150	140,952
4.60%, 03/25/40	50	43,279
4.75%, 03/25/50	65	51,170
4.88%, 02/10/28	125	125,252
4.90%, 07/29/45	40	33,116
4.90%, 08/05/52	45	35,807
4.95%, 03/25/60	65	50,754
5.05%, 08/05/62	35	27,348
5.13%, 02/10/30	140	140,294
5.15%, 02/21/34(c)	75	73,125
5.20%, 02/10/33	180	177,998
5.30%, 05/15/36	150	144,701
5.60%, 02/21/54	130	114,220
5.63%, 02/10/43	180	167,203
5.70%, 02/10/53	205	182,797
5.90%, 02/10/63	85	76,100
6.13%, 05/15/56	120	113,144
6.20%, 05/15/66	30	27,962
KLA Corp.
3.30%, 03/01/50	100	65,859
4.10%, 03/15/29	65	63,990
4.65%, 07/15/32	80	78,269
4.70%, 02/01/34	115	111,052
4.95%, 07/15/52	100	85,748
5.25%, 07/15/62	55	48,038
Lam Research Corp.
1.90%, 06/15/30	80	71,728
2.88%, 06/15/50	35	21,430
3.13%, 06/15/60	44	25,736
4.00%, 03/15/29	103	101,186
4.88%, 03/15/49	65	56,417
Marvell Technology, Inc.
2.45%, 04/15/28	37	35,701
2.95%, 04/15/31	75	67,997
4.75%, 07/15/30	50	49,247
4.88%, 06/22/28	105	105,184
5.45%, 07/15/35	5	4,917
5.75%, 02/15/29	30	30,555
5.95%, 09/15/33	20	20,521
Microchip Technology, Inc.
4.90%, 03/15/28	125	125,237
5.05%, 03/15/29	55	55,157
5.05%, 02/15/30	45	44,793
31
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® ESG Advanced Universal USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Semiconductors (continued)
Micron Technology, Inc.
2.70%, 04/15/32	$80	$70,568
3.37%, 11/01/41	80	59,895
NVIDIA Corp.
1.55%, 06/15/28	80	76,004
2.00%, 06/15/31	85	74,555
2.85%, 04/01/30	96	89,764
3.50%, 04/01/40	99	78,184
3.50%, 04/01/50	140	94,141
3.70%, 04/01/60(c)	42	27,705
4.25%, 06/15/28	300	298,416
4.35%, 06/15/29	200	198,061
4.50%, 06/15/31	300	293,144
4.95%, 06/15/36(c)	400	380,640
5.63%, 06/15/56	200	179,827
NXP BV/NXP Funding LLC, 5.55%, 12/01/28	60	60,757
NXP BV/NXP Funding LLC/NXP USA, Inc.
2.50%, 05/11/31	90	79,806
2.65%, 02/15/32	85	74,134
3.13%, 02/15/42	45	31,919
3.25%, 05/11/41	90	65,335
3.25%, 11/30/51	20	12,565
3.40%, 05/01/30	39	36,781
4.30%, 08/19/28	15	14,847
4.30%, 06/18/29	100	98,349
5.00%, 01/15/33	45	43,970
5.25%, 08/19/35	90	87,374
ON Semiconductor Corp., 3.88%, 09/01/28(b)	40	39,016
Qorvo, Inc.
3.38%, 04/01/31(b)	30	27,470
4.38%, 10/15/29	74	71,112
QUALCOMM, Inc.
1.30%, 05/20/28	60	56,830
1.65%, 05/20/32	85	70,979
2.15%, 05/20/30	40	36,326
3.25%, 05/20/50	55	35,157
4.25%, 05/20/32	45	43,500
4.30%, 05/20/47	125	97,771
4.50%, 05/20/30	5	4,954
4.50%, 05/20/52	85	66,629
4.65%, 05/20/35	65	62,061
4.75%, 05/20/32	95	93,671
4.80%, 05/20/45(c)	45	38,405
5.40%, 05/20/33	75	76,253
6.00%, 05/20/53	95	92,696
SK Hynix, Inc., 2.38%, 01/19/31(d)	200	178,464
Skyworks Solutions, Inc., 3.00%, 06/01/31	52	46,351
Texas Instruments, Inc.
1.75%, 05/04/30	80	71,705
1.90%, 09/15/31	30	25,984
2.25%, 09/04/29	35	32,599
2.70%, 09/15/51	40	23,087
2.90%, 11/03/27	57	56,062
3.65%, 08/16/32	30	28,022
3.88%, 03/15/39	80	67,620
4.10%, 08/16/52	15	11,268
4.15%, 05/15/48	99	77,405
4.50%, 05/23/30	60	59,303
4.60%, 02/15/28	50	50,025
4.85%, 02/08/34	75	73,684
5.00%, 03/14/53	35	30,320
Security	Par (000)	Value
Semiconductors (continued)
5.05%, 05/18/63	$75	$63,217
5.15%, 02/08/54	70	62,285
TSMC Arizona Corp.
2.50%, 10/25/31	200	178,270
3.13%, 10/25/41	200	154,790
TSMC Global Ltd.
1.00%, 09/28/27(d)	200	192,531
1.38%, 09/28/30(d)	200	174,472
Xilinx, Inc., 2.38%, 06/01/30	96	87,496
		12,969,715
Software — 1.5%
Adobe, Inc.
2.30%, 02/01/30	61	56,070
4.75%, 01/17/28	50	50,163
4.80%, 04/04/29	50	50,173
4.95%, 04/04/34	70	68,360
5.30%, 01/17/35(c)	60	59,633
Atlassian Corp., 5.25%, 05/15/29	60	60,150
Autodesk, Inc.
2.40%, 12/15/31	85	73,915
2.85%, 01/15/30	100	93,358
Cadence Design Systems, Inc., 4.70%, 09/10/34	85	81,585
Concentrix Corp.
6.60%, 08/02/28(c)	60	60,636
6.85%, 08/02/33(c)	45	43,400
Constellation Software, Inc./Canada, 5.46%, 02/16/34(b)	40	38,768
Elastic NV, 4.13%, 07/15/29(b)	40	38,474
Fair Isaac Corp.
4.00%, 06/15/28(b)	70	68,377
6.00%, 05/15/33(b)	100	98,322
6.25%, 09/15/34(b)	50	48,957
Fidelity National Information Services, Inc.
1.65%, 03/01/28	65	62,048
2.25%, 03/01/31	40	35,168
3.10%, 03/01/41	61	42,752
4.45%, 03/10/28	95	94,473
4.50%, 08/15/46	40	31,495
5.10%, 07/15/32	70	68,953
Fiserv, Inc.
2.65%, 06/01/30	104	94,796
3.50%, 07/01/29	255	244,278
4.20%, 10/01/28	65	64,014
4.55%, 02/15/31	15	14,486
5.15%, 08/12/34	80	76,054
5.25%, 08/11/35	80	76,223
5.35%, 03/15/31	15	14,945
5.45%, 03/02/28	110	110,816
5.45%, 03/15/34	75	72,922
5.63%, 08/21/33	110	108,942
Intuit, Inc.
1.65%, 07/15/30	47	41,453
5.13%, 09/15/28	70	70,546
5.20%, 09/15/33	70	69,108
5.50%, 09/15/53	90	77,702
Open Text Corp.
3.88%, 02/15/28(b)	55	53,860
3.88%, 12/01/29(b)	50	46,778
6.90%, 12/01/27(b)	60	61,104
Schedule of Investments
32

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® ESG Advanced Universal USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Software (continued)
Open Text Holdings, Inc.
4.13%, 02/15/30(b)	$60	$55,968
4.13%, 12/01/31(b)	47	42,017
Oracle Corp.
2.30%, 03/25/28	135	129,195
2.88%, 03/25/31	495	433,560
2.95%, 04/01/30	535	484,626
3.25%, 11/15/27	200	196,031
3.60%, 04/01/40	405	280,543
3.60%, 04/01/50	300	173,620
3.65%, 03/25/41(c)	200	135,163
3.80%, 11/15/37	60	45,613
3.85%, 04/01/60	110	61,734
3.95%, 03/25/51	500	303,667
4.13%, 05/15/45	410	270,340
4.38%, 05/15/55	800	503,650
4.45%, 09/26/30	210	198,787
4.50%, 07/08/44	200	140,849
4.70%, 09/27/34	5	4,408
4.80%, 09/26/32	790	730,507
5.20%, 09/26/35	750	672,437
5.38%, 07/15/40	10	8,304
5.50%, 08/03/35	80	73,368
5.55%, 02/06/53	100	75,539
5.70%, 02/04/36	300	277,386
5.88%, 09/26/45	20	16,520
5.95%, 09/26/55	70	55,611
6.10%, 09/26/65	405	318,933
6.55%, 02/04/46	25	22,292
6.70%, 02/04/56	25	22,018
6.85%, 02/04/66	110	96,472
Paychex, Inc.
5.10%, 04/15/30	100	100,042
5.35%, 04/15/32	30	29,992
5.60%, 04/15/35(c)	90	89,364
PTC, Inc., 4.00%, 02/15/28(b)	30	29,394
RingCentral, Inc., 8.50%, 08/15/30(b)	24	25,020
Roper Technologies, Inc.
1.40%, 09/15/27	55	53,312
1.75%, 02/15/31	71	61,211
2.00%, 06/30/30	70	62,368
2.95%, 09/15/29	55	51,951
4.20%, 09/15/28	55	54,363
4.25%, 09/15/28	10	9,889
4.45%, 09/15/30	15	14,645
4.50%, 10/15/29	10	9,870
4.75%, 02/15/32	25	24,356
4.90%, 10/15/34	75	71,249
ServiceNow, Inc.
1.40%, 09/01/30	150	130,606
5.40%, 05/15/36	105	103,019
6.30%, 05/15/56	10	9,906
SS&C Technologies, Inc., 6.50%, 06/01/32(b)	25	25,333
Synopsys, Inc.
4.65%, 04/01/28	100	99,865
4.85%, 04/01/30	140	139,163
5.00%, 04/01/32	35	34,565
5.15%, 04/01/35	145	140,808
5.70%, 04/01/55	120	111,109
Twilio, Inc.
3.63%, 03/15/29	35	33,735
Security	Par (000)	Value
Software (continued)
3.88%, 03/15/31	$35	$32,816
VMware LLC, 2.20%, 08/15/31	140	121,340
Workday, Inc.
3.70%, 04/01/29	60	58,126
3.80%, 04/01/32	115	106,957
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 02/01/29(b)	40	35,527
		10,322,316
Telecommunications — 2.4%
America Movil SAB de CV
2.88%, 05/07/30	10	9,235
4.38%, 07/16/42	30	24,977
4.38%, 04/22/49	75	59,970
5.00%, 01/20/33	200	195,796
6.13%, 03/30/40	195	197,486
6.38%, 03/01/35	90	95,263
AT&T, Inc.
1.65%, 02/01/28	690	661,562
2.25%, 02/01/32	20	17,216
2.75%, 06/01/31	225	202,847
3.50%, 06/01/41	795	589,790
3.50%, 09/15/53	1,205	734,948
3.55%, 09/15/55	100	60,549
3.65%, 09/15/59	930	560,453
4.30%, 02/15/30	515	503,969
4.30%, 12/15/42	25	19,761
4.50%, 05/15/35	510	468,561
4.75%, 04/30/33	75	72,133
4.75%, 05/15/46	615	493,256
4.90%, 11/01/35	30	28,313
5.13%, 04/30/36	165	157,187
5.25%, 10/30/36	120	114,848
5.25%, 03/01/37	25	23,819
5.38%, 08/15/35	70	68,451
5.40%, 02/15/34	10	9,933
5.55%, 11/01/45	15	13,375
5.70%, 11/01/54	15	13,133
6.00%, 08/15/40	5	4,938
6.30%, 10/30/66	210	196,077
Beacon Point DC LLC, 6.13%, 11/30/42(b)	250	236,991
Bell Telephone Co. of Canada or Bell Canada
5.10%, 05/11/33	80	78,430
5.20%, 02/15/34	10	9,791
5.55%, 02/15/54(c)	60	54,403
6.88%, 09/15/55, (5-year CMT + 2.39%)(a)	60	60,772
7.00%, 09/15/55, (5-year CMT + 2.36%)(a)	80	80,811
Ciena Corp., 4.00%, 01/31/30(b)	30	28,515
Cisco Systems, Inc.
4.85%, 02/26/29	200	200,988
4.95%, 02/26/31	200	200,709
4.95%, 02/24/32	110	109,756
5.05%, 02/26/34	210	207,575
5.10%, 02/24/35	5	4,928
5.30%, 02/26/54	300	269,967
5.90%, 02/15/39	20	20,524
Corning, Inc.
3.90%, 11/15/49	27	19,477
4.38%, 11/15/57	77	57,782
4.70%, 03/15/37	39	36,140
5.35%, 11/15/48	41	37,023
5.45%, 11/15/79	70	60,208
33
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® ESG Advanced Universal USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
5.75%, 08/15/40	$31	$30,757
5.85%, 11/15/68	20	18,526
HUT 8 DC LLC, 6.19%, 11/15/42(b)	180	174,814
Juniper Networks, Inc., 2.00%, 12/10/30	50	43,743
Koninklijke KPN NV, 8.38%, 10/01/30	5	5,600
Level 3 Financing, Inc.
6.88%, 06/30/33(b)	115	116,857
7.00%, 03/31/34(b)	150	153,435
7.50%, 02/15/37(b)	55	54,539
8.50%, 01/15/36(b)	115	120,168
Lumen Technologies, Inc.
4.50%, 01/15/29(b)	20	19,078
5.38%, 06/15/29(b)	15	14,383
Series P, 7.60%, 09/15/39	25	22,894
Series U, 7.65%, 03/15/42	20	18,134
Motorola Solutions, Inc.
4.60%, 02/23/28	100	99,886
4.60%, 05/23/29	85	84,393
4.85%, 08/15/30	15	14,871
5.00%, 04/15/29	5	5,021
5.40%, 04/15/34	70	69,322
5.50%, 09/01/44	35	32,384
5.55%, 08/15/35	75	74,687
5.60%, 06/01/32	75	76,154
Nokia OYJ, 6.63%, 05/15/39	35	35,802
NTT Finance Corp.
4.62%, 07/16/28(b)	280	278,612
4.88%, 07/16/30(b)	210	207,194
5.14%, 07/02/31(b)	40	39,723
5.17%, 07/16/32(b)	235	231,343
5.50%, 07/16/35(b)	260	255,333
Orange SA
4.25%, 01/13/31(b)	10	9,640
5.00%, 01/13/36(b)	200	190,158
5.38%, 01/13/42	25	23,460
5.50%, 02/06/44	85	80,198
5.75%, 01/13/56(b)	15	14,297
9.00%, 03/01/31	5	5,741
Rogers Communications, Inc.
3.70%, 11/15/49	40	27,743
3.80%, 03/15/32	130	119,456
4.30%, 02/15/48	10	7,552
4.35%, 05/01/49	45	34,348
4.50%, 03/15/42	40	32,891
4.50%, 03/15/43(c)	35	28,541
4.55%, 03/15/52	110	82,958
5.00%, 02/15/29	35	34,981
5.00%, 03/15/44	45	38,703
5.30%, 02/15/34	70	67,826
5.45%, 10/01/43	20	17,955
6.88%, 07/31/56, (5-year CMT + 2.84%)(a)	45	45,120
7.00%, 04/15/55, (5-year CMT + 2.65%)(a)	75	75,532
7.13%, 04/15/55, (5-year CMT + 2.62%)(a)	60	60,359
7.50%, 08/15/38	40	44,126
SoftBank Corp., 5.33%, 07/09/35(b)	5	4,807
Telecom Italia Capital SA
6.00%, 09/30/34	20	20,345
6.38%, 11/15/33	40	41,575
7.20%, 07/18/36	35	38,342
7.72%, 06/04/38	35	39,861
Security	Par (000)	Value
Telecommunications (continued)
TELUS Corp.
3.40%, 05/13/32	$45	$40,405
3.70%, 09/15/27	75	74,383
4.60%, 11/16/48	15	12,277
6.63%, 10/15/55, (5-year CMT + 2.77%)(a)	40	39,615
7.00%, 10/15/55, (5-year CMT + 2.71%)(a)	50	49,673
Series ., 6.38%, 06/09/56, (5-year CMT + 2.69%)(a)	50	49,117
Series ..., 6.63%, 06/09/56, (5-year CMT + 2.52%)(a)	50	48,201
Turkcell Iletisim Hizmetleri A/S, 7.65%, 01/24/32(d)	200	206,336
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC
6.50%, 02/15/29(b)	65	64,232
8.63%, 06/15/32(b)(c)	100	102,731
Uniti Services LLC, 7.50%, 10/15/33(b)	80	82,600
Verizon Communications, Inc.
1.50%, 09/18/30	82	71,666
1.68%, 10/30/30	50	43,849
1.75%, 01/20/31	150	130,947
2.10%, 03/22/28	129	124,170
2.36%, 03/15/32	301	260,345
2.55%, 03/21/31	224	201,557
2.65%, 11/20/40	129	88,535
2.85%, 09/03/41	70	47,979
2.88%, 11/20/50	195	112,804
2.99%, 10/30/56	200	110,635
3.00%, 11/20/60	127	69,304
3.15%, 03/22/30	89	83,823
3.40%, 03/22/41	252	187,618
3.55%, 03/22/51	199	131,248
3.70%, 03/22/61	220	140,917
3.85%, 11/01/42	70	53,866
3.88%, 02/08/29	89	87,202
3.88%, 03/01/52	85	59,107
4.00%, 03/22/50	89	64,699
4.02%, 12/03/29	133	129,617
4.13%, 08/15/46	60	45,296
4.27%, 01/15/36	65	58,158
4.33%, 09/21/28	67	66,871
4.40%, 11/01/34	142	131,716
4.50%, 08/10/33	171	162,292
4.52%, 09/15/48	105	82,057
4.67%, 03/15/55	55	42,388
4.75%, 01/15/33	150	145,204
4.75%, 11/01/41	47	41,245
4.78%, 02/15/35	185	174,666
4.81%, 03/15/39	89	80,063
4.86%, 08/21/46	145	120,719
5.00%, 01/15/36	140	132,854
5.01%, 04/15/49	55	45,692
5.01%, 08/21/54	60	49,234
5.05%, 05/09/33	45	44,462
5.25%, 04/02/35	215	209,684
5.25%, 03/16/37	95	91,102
5.40%, 07/02/37	145	140,164
5.50%, 03/16/47	42	38,522
5.50%, 02/23/54(c)	70	62,403
5.85%, 09/15/35	32	32,499
5.88%, 11/30/55	170	156,696
6.00%, 11/30/65	125	114,784
6.20%, 05/14/56, (5-year CMT + 2.04%)(a)	140	134,825
Schedule of Investments
34

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® ESG Advanced Universal USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
6.40%, 09/15/33	$32	$33,766
6.55%, 09/15/43	57	58,928
7.75%, 12/01/30	40	44,115
Viavi Solutions, Inc., 3.75%, 10/01/29(b)	30	28,620
Windstream Services LLC/Windstream Escrow Finance Corp., 8.25%, 10/01/31(b)	130	135,842
Xiaomi Best Time International Ltd., 2.88%, 07/14/31(d)	200	180,649
		16,711,778
Toys, Games & Hobbies — 0.0%
Hasbro, Inc.
3.50%, 09/15/27	25	24,747
3.90%, 11/19/29	100	96,679
6.05%, 05/14/34	35	35,988
6.35%, 03/15/40	55	56,229
		213,643
Transportation — 0.2%
CH Robinson Worldwide, Inc., 4.20%, 04/15/28	30	29,671
Empresa de Transporte de Pasajeros Metro SA, 4.70%, 05/07/50(d)	200	161,696
GXO Logistics, Inc.
2.65%, 07/15/31	65	57,391
6.25%, 05/06/29	55	56,484
6.50%, 05/06/34	40	41,302
JB Hunt Transport Services, Inc., 4.90%, 03/15/30	65	64,694
MTR Corp. Ltd., 1.63%, 08/19/30(d)	200	178,980
RXO, Inc., 6.38%, 05/15/31(b)	20	20,068
Ryder System, Inc.
4.85%, 06/15/30	5	4,972
4.95%, 09/01/29	15	15,029
5.00%, 03/15/30	45	45,022
5.00%, 09/15/31	50	49,580
5.25%, 06/01/28	20	20,160
5.38%, 03/15/29	30	30,378
5.50%, 06/01/29	35	35,548
5.65%, 03/01/28	20	20,262
6.30%, 12/01/28	20	20,618
6.60%, 12/01/33	60	64,199
SF Holding Investment 2021 Ltd., 3.13%, 11/17/31(d)	200	185,017
XPO CNW, Inc., 6.70%, 05/01/34	20	20,842
XPO, Inc.
6.25%, 06/01/28(b)	100	100,897
7.13%, 06/01/31(b)	30	30,888
7.13%, 02/01/32(b)	45	46,460
		1,300,158
Trucking & Leasing — 0.0%
FTAI Aviation Investors LLC
5.88%, 04/15/33(b)(c)	30	29,575
7.00%, 05/01/31(b)	40	41,204
7.00%, 06/15/32(b)	45	46,174
		116,953
Water — 0.1%
American Water Capital Corp.
2.80%, 05/01/30	75	69,666
2.95%, 09/01/27	5	4,932
3.25%, 06/01/51	25	15,987
3.45%, 06/01/29	92	88,839
3.45%, 05/01/50	34	22,904
3.75%, 09/01/28	50	49,060
3.75%, 09/01/47	46	33,482
Security	Par (000)	Value
Water (continued)
4.00%, 12/01/46	$20	$15,238
4.15%, 06/01/49	37	28,308
4.20%, 09/01/48	25	19,349
4.30%, 12/01/42	32	26,684
4.30%, 09/01/45	25	20,191
4.45%, 06/01/32	65	63,056
4.63%, 06/01/29	30	29,844
5.15%, 03/01/34	30	29,712
5.25%, 03/01/35	130	128,678
5.45%, 03/01/54	50	45,647
5.70%, 09/01/55	10	9,433
6.59%, 10/15/37	55	59,565
		760,575
Total Corporate Bonds & Notes — 30.9% (Cost: $229,963,548)		219,417,129
Foreign Government Obligations(g)
Argentina — 0.2%
Argentine Republic Government International Bonds
1.00%, 07/09/29	60	53,591
1.75%, 07/09/30(h)	269	232,579
4.38%, 07/09/46(c)(h)	59	41,942
4.75%, 07/09/35(h)	470	355,254
4.88%, 07/09/41(c)(h)	280	197,293
5.00%, 01/09/38(c)(h)	290	230,053
		1,110,712
Belgium — 0.0%
Kingdom of Belgium Government International Bonds, 4.88%, 06/10/55(d)	200	170,372
Brazil — 0.2%
Brazilian Government International Bonds
5.00%, 01/27/45	200	154,043
5.63%, 01/07/41	300	270,439
6.63%, 03/15/35	200	202,164
7.13%, 01/20/37(c)	125	131,096
8.25%, 01/20/34	260	292,312
		1,050,054
Bulgaria — 0.0%
Bulgaria Government International Bonds, 5.00%, 03/05/37(d)	70	66,728
Canada — 0.8%
Canada Government International Bonds
3.75%, 04/26/28	165	163,444
4.00%, 03/18/30	70	68,979
4.25%, 05/28/31	150	148,339
4.63%, 04/30/29	155	155,832
CDP Financial, Inc.
4.25%, 07/25/28(b)	240	239,138
4.63%, 01/24/30(b)	20	20,039
4.88%, 06/05/29(b)	10	10,089
CPPIB Capital, Inc.
2.00%, 11/01/29(b)	10	9,270
3.75%, 10/08/27(b)	10	9,935
4.25%, 07/20/28(b)	270	269,151
Export Development Canada
3.75%, 09/07/27	140	139,193
3.88%, 02/14/28	130	129,123
35
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® ESG Advanced Universal USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Canada (continued)
4.00%, 06/20/30	$155	$152,431
4.13%, 02/13/29	165	163,887
4.75%, 06/05/34	60	60,189
Ontario Teachers' Finance Trust
1.25%, 09/27/30(b)	250	219,399
2.00%, 04/16/31(b)	250	222,856
4.25%, 04/25/28(b)	15	14,953
4.63%, 04/10/29(b)	15	15,039
Province of Alberta Canada
1.30%, 07/22/30	140	123,952
3.30%, 03/15/28	35	34,424
4.30%, 11/02/35	70	66,654
4.50%, 06/26/29	120	120,017
4.50%, 01/24/34	50	48,955
Province of British Columbia Canada
1.30%, 01/29/31	90	78,173
3.90%, 08/27/30	190	185,410
4.05%, 04/23/31	200	195,120
4.20%, 07/06/33	110	105,983
4.70%, 01/24/28	20	20,077
4.75%, 06/12/34	115	113,845
4.80%, 11/15/28	165	166,227
4.80%, 06/11/35	120	118,560
4.90%, 04/24/29	125	126,214
7.25%, 09/01/36	20	23,176
Province of Manitoba Canada
4.30%, 07/27/33	5	4,842
4.90%, 05/31/34	65	64,926
Province of New Brunswick Canada, 3.63%, 02/24/28	15	14,821
Province of Ontario Canada
1.13%, 10/07/30(c)	125	109,096
1.60%, 02/25/31	75	66,008
1.80%, 10/14/31	125	108,892
2.00%, 10/02/29	95	88,203
2.13%, 01/21/32	75	65,914
3.70%, 09/17/29	20	19,547
3.80%, 01/29/29	150	147,702
3.90%, 09/04/30	5	4,880
4.20%, 01/18/29	160	159,008
4.45%, 11/20/35	110	105,836
4.70%, 01/15/30	5	5,026
4.85%, 06/11/35	110	109,342
5.05%, 04/24/34	100	101,225
Province of Quebec Canada
1.35%, 05/28/30	80	71,252
1.90%, 04/21/31(c)	60	53,235
3.63%, 04/13/28	170	167,924
3.88%, 01/14/31	200	194,239
4.25%, 09/05/34	30	28,718
4.50%, 04/03/29	105	105,016
4.50%, 09/08/33	110	107,838
4.63%, 08/28/35	5	4,872
Series PD, 7.50%, 09/15/29	55	59,579
Province of Saskatchewan Canada, 4.65%, 01/28/30	45	45,122
PSP Capital, Inc.
1.63%, 10/26/28(b)	40	37,705
3.75%, 10/02/29(b)	10	9,778
		5,798,619
Chile — 0.1%
Chile Government International Bonds
2.55%, 01/27/32	200	175,931
Security	Par (000)	Value
Chile (continued)
3.24%, 02/06/28	$200	$195,795
3.50%, 01/25/50	200	138,393
3.86%, 06/21/47	200	151,029
4.00%, 01/31/52	200	149,590
4.95%, 01/05/36	200	193,304
		1,004,042
Costa Rica — 0.0%
Costa Rica Government International Bonds, 6.55%, 04/03/34(d)	200	209,541
Finland — 0.0%
Finland Government International Bonds, 4.50%, 06/03/36(b)	200	194,346
Kuntarahoitus OYJ
3.63%, 10/09/29(b)	45	43,886
4.13%, 12/15/27(b)	5	4,983
		243,215
France — 0.2%
Agence Francaise de Developpement EPIC, 4.50%, 03/05/29(d)	400	398,010
Caisse d'Amortissement de la Dette Sociale
1.00%, 10/21/30(b)	210	181,093
1.38%, 01/20/31(b)	330	285,937
3.75%, 05/24/28(b)	305	300,999
4.50%, 05/22/29(b)	210	209,295
		1,375,334
Germany — 0.0%
State of North Rhine-Westphalia Germany, 4.00%, 04/25/28(d)	200	198,537
Hong Kong — 0.1%
Airport Authority
2.63%, 02/04/51(b)	200	128,110
4.75%, 01/12/28(b)	200	200,544
5.13%, 01/15/35(b)	200	204,282
Hong Kong Government International Bonds
1.38%, 02/02/31(b)	200	175,228
4.00%, 06/07/33(b)	200	191,463
		899,627
Hungary — 0.1%
Hungary Government International Bonds
2.13%, 09/22/31(d)	200	172,328
5.50%, 06/16/34(d)	200	200,109
5.50%, 03/26/36(d)	200	197,144
6.25%, 09/22/32(d)	200	209,801
7.63%, 03/29/41	140	161,876
		941,258
India — 0.0%
Export-Import Bank of India, 5.00%, 01/12/36(d)	200	191,435
Indonesia — 0.4%
Indonesia Government International Bonds
2.85%, 02/14/30	200	186,528
3.05%, 03/12/51	200	121,290
3.20%, 09/23/61	200	115,230
3.40%, 09/18/29	200	193,285
4.35%, 01/11/48	200	156,961
4.55%, 01/11/28	200	200,236
4.65%, 09/20/32	200	193,736
4.85%, 01/11/33	200	194,581
5.10%, 02/10/54	200	173,729
Schedule of Investments
36

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® ESG Advanced Universal USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Indonesia (continued)
5.15%, 09/10/54	$200	$174,517
6.75%, 01/15/44(d)	200	212,273
7.75%, 01/17/38(d)	100	115,321
Perusahaan Penerbit SBSN Indonesia III
2.55%, 06/09/31(d)	200	178,863
3.55%, 06/09/51(d)	200	133,598
4.70%, 06/06/32(d)	200	195,940
5.10%, 07/02/29(d)	200	202,501
		2,748,589
Israel — 0.2%
Israel Government International Bonds
5.00%, 01/13/36	200	192,637
5.38%, 03/12/29	200	201,768
5.38%, 02/19/30	200	201,786
5.50%, 03/12/34	200	200,509
5.63%, 02/19/35	200	201,860
5.75%, 03/12/54	200	183,056
State of Israel
3.38%, 01/15/50	200	128,548
3.80%, 05/13/60(d)	200	129,352
		1,439,516
Italy — 0.1%
Republic of Italy Government International Bonds
2.88%, 10/17/29	200	189,584
3.88%, 05/06/51	260	183,761
4.00%, 10/17/49	25	18,292
5.38%, 06/15/33	65	66,226
		457,863
Japan — 0.0%
Development Bank of Japan, Inc.
1.00%, 08/27/30(b)	15	13,035
1.25%, 01/28/31(b)	10	8,648
3.88%, 08/28/28(b)	10	9,874
4.50%, 01/30/34(b)	200	195,202
		226,759
Kazakhstan — 0.1%
Kazakhstan Government International Bonds
4.71%, 04/09/35(d)	200	192,400
4.88%, 10/14/44(d)	200	178,503
		370,903
Kuwait — 0.1%
Kuwait International Government Bonds
4.14%, 10/09/30(d)	200	193,382
4.65%, 10/09/35(d)	200	189,090
		382,472
Malaysia — 0.0%
Malaysia Sovereign Sukuk Bhd, 4.24%, 04/22/45(d)	200	170,307
Netherlands — 0.2%
BNG Bank NV
3.50%, 05/19/28(b)	220	216,719
4.25%, 01/25/29(b)	205	203,997
4.25%, 01/14/36(b)	200	190,874
Nederlandse Financierings-Maatschappij voor Ontwikkelingslanden NV, 3.75%, 10/10/29(d)	200	195,376
Nederlandse Waterschapsbank NV
1.00%, 05/28/30(b)	55	48,388
4.00%, 06/01/28(b)	180	178,746
4.38%, 02/28/29(b)	5	4,988
Security	Par (000)	Value
Netherlands (continued)
4.50%, 01/16/30(b)	$205	$204,774
		1,243,862
Norway — 0.1%
Kommunalbanken A/S
1.13%, 06/14/30(b)	200	176,585
4.00%, 01/19/28(b)	10	9,945
4.25%, 01/24/29(b)	200	199,030
4.50%, 09/01/28(b)	10	10,015
4.50%, 01/15/30(b)	200	199,917
		595,492
Panama — 0.2%
Panama Government International Bonds
2.25%, 09/29/32	200	165,893
4.50%, 05/15/47	400	315,770
4.50%, 04/16/50	200	152,919
6.70%, 01/26/36	100	105,385
7.88%, 03/01/57	200	232,652
8.88%, 09/30/27	55	57,313
9.38%, 04/01/29	50	55,152
		1,085,084
Paraguay — 0.0%
Paraguay Government International Bonds, 3.85%, 06/28/33(d)	200	184,267
Peru — 0.1%
Peruvian Government International Bonds
1.86%, 12/01/32	100	82,040
2.78%, 01/23/31	145	132,663
2.78%, 12/01/60	65	34,169
2.84%, 06/20/30	25	23,383
3.00%, 01/15/34	110	93,541
3.30%, 03/11/41	70	52,933
3.55%, 03/10/51	75	50,197
3.60%, 01/15/72	85	52,242
5.50%, 03/30/36	122	120,639
5.63%, 11/18/50	100	93,203
6.20%, 06/30/55	100	99,016
6.55%, 03/14/37	70	74,472
8.75%, 11/21/33	110	130,913
		1,039,411
Poland — 0.2%
Bank Gospodarstwa Krajowego, 5.75%, 07/09/34(d)	200	203,341
Republic of Poland Government International Bonds
4.88%, 02/12/30	140	140,790
4.88%, 10/04/33	90	87,899
5.13%, 09/18/34	100	98,328
5.38%, 02/12/35	105	104,267
5.38%, 04/14/36	100	98,425
5.50%, 11/16/27	80	80,890
5.50%, 04/04/53	215	192,093
5.50%, 03/18/54	200	178,724
6.13%, 04/14/56	100	96,557
		1,281,314
Qatar — 0.2%
Qatar Government International Bonds
3.75%, 04/16/30(d)	200	192,289
4.00%, 03/14/29(d)	200	196,049
4.40%, 04/16/50(d)	200	162,208
4.63%, 06/02/46(d)	200	171,160
4.82%, 03/14/49(d)	200	173,275
37
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® ESG Advanced Universal USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Qatar (continued)
4.88%, 02/27/35(d)	$200	$198,453
5.10%, 04/23/48(d)	200	180,159
5.75%, 01/20/42(b)	200	202,437
		1,476,030
Romania — 0.1%
Romanian Government International Bonds
3.00%, 02/14/31(d)	100	89,165
3.63%, 03/27/32(d)	66	58,678
4.00%, 02/14/51(d)	200	128,672
5.13%, 06/15/48(d)	60	47,075
5.25%, 11/25/27(d)	60	59,957
6.00%, 05/25/34(d)	50	48,717
6.13%, 01/22/44(d)	60	55,387
6.38%, 01/30/34(d)	200	198,968
6.63%, 02/17/28(d)	110	111,942
7.13%, 01/17/33(d)	100	104,652
7.63%, 01/17/53(d)	50	52,213
		955,426
South Africa — 0.1%
Republic of South Africa Government International Bonds
4.85%, 09/30/29	200	198,698
5.65%, 09/27/47	200	166,163
6.25%, 03/08/41	125	118,449
7.10%, 11/19/36(d)	200	213,271
		696,581
South Korea — 0.2%
Export-Import Bank of Korea
3.75%, 01/13/29	200	196,595
3.88%, 01/13/31	200	193,790
4.05%, 01/13/29, (1-day SOFR + 0.40%)(a)	200	199,997
4.38%, 01/13/36	200	189,761
Korea International Bonds
1.75%, 10/15/31	200	174,274
4.50%, 07/03/29	200	200,345
		1,154,762
Supranational — 1.8%
African Development Bank
3.50%, 09/18/29	100	97,319
3.88%, 06/12/28	10	9,916
4.00%, 03/18/30	60	59,083
4.38%, 11/03/27	125	125,032
4.38%, 03/14/28	100	100,019
4.50%, 06/12/35	100	98,220
Council of Europe Development Bank
3.63%, 01/26/28	5	4,950
3.63%, 05/08/28	5	4,941
4.13%, 01/24/29	65	64,560
4.50%, 01/15/30	10	10,014
European Bank for Reconstruction & Development
4.13%, 01/25/29	105	104,296
4.25%, 05/29/31	120	118,613
4.25%, 03/13/34	80	77,796
4.38%, 03/09/28	50	50,007
European Investment Bank
1.25%, 02/14/31	15	13,053
1.63%, 10/09/29	45	41,378
1.63%, 05/13/31	5	4,396
1.75%, 03/15/29	295	276,378
3.25%, 11/15/27	30	29,628
Security	Par (000)	Value
Supranational (continued)
3.63%, 07/15/30	$250	$242,483
3.75%, 05/15/29	300	294,898
3.75%, 11/15/29	915	896,204
3.75%, 03/13/31	400	387,828
3.75%, 02/14/33	25	23,827
3.88%, 03/15/28	5	4,965
3.88%, 10/15/30	300	293,067
4.00%, 02/15/29	20	19,810
4.13%, 02/13/34	345	333,494
4.25%, 08/16/32	180	176,840
4.25%, 02/08/36(c)	200	192,504
4.38%, 10/10/31	5	4,966
4.50%, 10/16/28	405	405,997
4.50%, 03/14/30	350	350,419
4.63%, 02/12/35	200	198,921
4.75%, 06/15/29	25	25,211
Inter-American Development Bank
0.63%, 09/16/27	90	86,640
1.13%, 07/20/28	155	146,016
1.13%, 01/13/31(c)	195	169,174
2.25%, 06/18/29	176	166,024
3.13%, 09/18/28	214	208,842
3.20%, 08/07/42	5	3,902
3.50%, 09/14/29	190	185,004
3.50%, 04/12/33	170	159,203
3.63%, 09/17/31	60	57,577
3.75%, 06/14/30	15	14,626
3.88%, 10/28/41	75	64,456
4.00%, 01/12/28	115	114,476
4.13%, 02/15/29	225	223,499
4.25%, 08/11/31	300	296,411
4.38%, 07/17/34	45	44,073
4.38%, 07/16/35	15	14,604
4.38%, 01/24/44	29	26,046
4.50%, 02/15/30	240	240,324
International Bank for Reconstruction & Development
0.75%, 11/24/27	224	214,442
0.75%, 08/26/30	161	139,288
0.88%, 05/14/30	179	157,275
1.13%, 09/13/28	345	323,449
1.25%, 02/10/31	191	166,232
1.38%, 04/20/28	235	224,058
1.63%, 11/03/31	225	195,039
1.75%, 10/23/29	200	184,381
2.50%, 11/22/27	115	112,520
3.50%, 07/12/28	245	241,256
3.50%, 10/28/30	300	288,821
3.63%, 09/21/29	50	48,862
3.88%, 10/16/29	295	290,208
3.88%, 02/14/30	185	181,588
3.88%, 08/28/34	225	212,799
4.00%, 07/25/30(c)	90	88,465
4.00%, 01/10/31	325	318,598
4.00%, 05/06/32	10	9,713
4.13%, 03/20/30	5	4,945
4.38%, 08/27/35	245	238,610
4.50%, 04/10/31	225	224,915
4.50%, 05/20/36	40	39,172
4.63%, 08/01/28(c)	225	226,082
4.63%, 01/15/32	285	285,865
4.75%, 11/14/33(c)	225	226,375
Schedule of Investments
38

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® ESG Advanced Universal USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Supranational (continued)
4.75%, 02/15/35	$20	$20,051
International Finance Corp.
3.88%, 07/02/30	200	195,852
4.50%, 07/13/28	200	200,490
Nordic Investment Bank
3.38%, 09/08/27	40	39,624
4.25%, 02/28/29	170	169,330
4.38%, 03/14/28	5	5,001
		12,635,236
Sweden — 0.1%
Svensk Exportkredit AB
3.63%, 03/12/29	200	196,021
3.75%, 09/13/27	25	24,851
4.13%, 06/14/28	50	49,751
4.25%, 02/01/29	20	19,903
4.88%, 10/04/30	40	40,484
		331,010
United Arab Emirates — 0.3%
Abu Dhabi Government International Bonds
1.70%, 03/02/31(d)	200	174,989
1.88%, 09/15/31(d)	200	172,755
2.50%, 09/30/29(d)	400	373,185
3.00%, 09/15/51(d)	200	122,357
3.13%, 10/11/27(d)	200	196,991
3.13%, 09/30/49(d)	200	128,657
3.88%, 04/16/50(d)	200	145,388
4.13%, 10/11/47(d)	200	154,567
Dubai DOF Sukuk Ltd., 2.76%, 09/09/30(d)	200	183,093
Finance Department Government of Sharjah, 3.63%, 03/10/33(d)	200	174,371
Sharjah Sukuk Program Ltd., 3.23%, 10/23/29(d)	200	187,837
UAE International Government Bonds, 2.88%, 10/19/41(d)	400	285,669
		2,299,859
Uruguay — 0.1%
Uruguay Government International Bonds
4.13%, 11/20/45	100	82,850
4.38%, 01/23/31	110	109,074
4.98%, 04/20/55	128	109,400
5.10%, 06/18/50	169	150,039
5.75%, 10/28/34	50	51,306
7.63%, 03/21/36	70	80,429
7.88%, 01/15/33, (7.88 % Cash)(e)	85	97,593
		680,691
Total Foreign Government Obligations — 6.3% (Cost: $46,688,097)		44,714,908
U.S. Government & Agency Obligations
Mortgage-Backed Securities — 20.5%
Federal Home Loan Mortgage Corp.
3.00%, 05/01/29	93	91,956
4.00%, 01/01/48	28	25,660
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.03%, 09/25/28	250	237,465
Series K070, Class A2, 3.30%, 11/25/27(a)	200	197,265
Series K115, Class A2, 1.38%, 06/25/30	50	44,277
Series K131, Class A2, 1.85%, 07/25/31	1,000	876,994
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Federal National Mortgage Association
Series 2018-M12, Class A2, 3.78%, 08/25/30(a)	$45	$43,114
Series 2021-M13, Class A2, 1.65%, 04/25/31(a)	340	296,043
Series 2021-M17, Class A2, 1.71%, 07/25/31(a)	250	218,849
Series 2022-M1, Class A2, 1.72%, 10/25/31(a)	490	421,037
Government National Mortgage Association
2.00%, 08/20/50	125	100,483
2.00%, 11/20/50	335	268,721
2.00%, 01/20/51	3,274	2,629,706
2.00%, 02/20/51	1,269	1,019,438
2.00%, 10/20/51	887	711,795
2.00%, 12/20/51	308	246,783
2.50%, 10/20/50	398	333,455
2.50%, 01/20/51	143	119,370
2.50%, 08/20/51	93	78,201
2.50%, 11/20/51	2,662	2,226,781
2.50%, 12/20/51	672	562,435
2.50%, 02/20/52	1,384	1,158,035
2.50%, 08/20/52	263	220,082
3.00%, 03/20/45	24	21,021
3.00%, 12/20/45	3	2,541
3.00%, 01/20/46	3	2,544
3.00%, 03/20/46	190	167,875
3.00%, 05/20/46	2	1,559
3.00%, 08/20/46	8	6,742
3.00%, 09/20/46	69	61,062
3.00%, 04/20/49	35	31,233
3.00%, 10/15/49	23	20,020
3.00%, 12/20/49	779	679,905
3.00%, 02/20/50	271	236,317
3.00%, 07/20/50	90	78,707
3.00%, 12/20/50	124	108,101
3.00%, 08/20/51	814	709,248
3.00%, 09/20/51	685	596,719
3.00%, 10/20/51	449	391,227
3.00%, 11/20/51	104	90,653
3.00%, 02/20/52	689	599,655
3.50%, 10/20/42	561	517,694
3.50%, 05/20/47	316	285,060
3.50%, 09/20/47	610	550,094
3.50%, 02/20/48	110	99,296
3.50%, 03/20/49	263	237,408
3.50%, 09/20/49	168	151,146
3.50%, 10/20/49	111	99,901
3.50%, 12/20/49	47	41,910
3.50%, 01/20/50	248	222,999
3.50%, 01/20/52	697	622,578
3.50%, 02/20/52	246	220,163
4.00%, 02/20/49	596	554,234
4.00%, 01/20/50	33	30,412
4.00%, 07/20/52	68	62,995
4.00%, 08/20/52	253	232,428
4.00%, 09/20/52	587	540,304
4.00%, 12/20/52	173	159,384
4.00%, 09/21/56(i)	550	496,488
4.50%, 07/20/41	132	128,522
4.50%, 09/20/48	67	63,621
4.50%, 01/20/49	133	126,701
4.50%, 06/20/53	520	491,376
4.50%, 10/20/54	443	416,983
4.50%, 11/20/54	439	413,857
39
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® ESG Advanced Universal USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.50%, 09/21/56(i)	$1,100	$1,029,543
5.00%, 07/20/52	35	33,808
5.00%, 09/20/52	354	345,543
5.00%, 11/20/52	90	88,156
5.00%, 12/20/52	275	269,154
5.00%, 01/20/53	239	233,413
5.00%, 04/20/53	105	102,241
5.00%, 11/20/53	262	256,113
5.00%, 10/20/54	113	110,412
5.00%, 11/20/54	1,356	1,321,179
5.00%, 12/20/54	81	78,530
5.00%, 11/20/55	115	111,417
5.00%, 12/20/55	90	87,070
5.00%, 02/20/56	200	194,458
5.00%, 04/20/56	848	822,013
5.00%, 05/20/56	223	216,352
5.00%, 09/21/56(i)	1,240	1,200,514
5.50%, 12/20/52	423	423,955
5.50%, 01/20/53	42	41,866
5.50%, 02/20/53	89	88,924
5.50%, 04/20/53	233	233,133
5.50%, 05/20/53	91	91,699
5.50%, 06/20/53	123	123,628
5.50%, 07/20/53	211	211,360
5.50%, 09/20/53	560	560,894
5.50%, 06/20/54	29	28,630
5.50%, 10/20/54	457	455,016
5.50%, 12/20/54	67	66,661
5.50%, 11/20/55	95	94,430
5.50%, 02/20/56	303	301,214
5.50%, 09/21/56(i)	1,975	1,960,956
6.00%, 09/20/53	69	70,520
6.00%, 10/20/53	106	108,582
6.00%, 07/20/54	429	436,598
6.00%, 08/20/54	515	523,702
6.00%, 07/20/55	95	96,685
6.00%, 04/20/56	117	118,394
6.00%, 05/20/56	119	120,736
6.00%, 09/21/56(i)	625	633,665
6.50%, 10/20/53	13	13,809
6.50%, 06/20/54	166	171,829
6.50%, 07/20/54	265	273,522
6.50%, 09/15/54(i)	375	386,468
6.50%, 03/20/55	185	190,557
6.50%, 07/20/56	147	151,512
Uniform Mortgage-Backed Securities
1.50%, 03/01/36	113	100,175
1.50%, 10/01/36	45	40,225
1.50%, 02/01/37	932	824,196
1.50%, 03/01/37	1,167	1,031,083
1.50%, 04/01/37	91	80,181
1.50%, 08/01/37	80	70,357
1.50%, 09/17/41(i)	200	176,842
1.50%, 11/01/50	370	277,375
1.50%, 03/01/51	530	397,066
1.50%, 04/01/51	388	290,976
1.50%, 05/01/51	746	558,601
1.50%, 07/01/51	1,349	1,010,435
2.00%, 12/01/35	31	27,942
2.00%, 02/01/36	494	448,118
2.00%, 03/01/36	99	90,033
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
2.00%, 04/01/36	$37	$33,516
2.00%, 05/01/36	73	66,297
2.00%, 06/01/36	412	373,323
2.00%, 08/01/36	273	247,727
2.00%, 09/01/36	501	452,682
2.00%, 10/01/36	162	146,820
2.00%, 11/01/36	146	131,732
2.00%, 12/01/36	314	285,367
2.00%, 01/01/37	420	382,253
2.00%, 02/01/37	532	481,972
2.00%, 04/01/37	1,388	1,256,333
2.00%, 05/01/37	212	191,530
2.00%, 06/01/37	466	421,299
2.00%, 09/17/41(i)	100	90,296
2.00%, 07/01/50	213	169,044
2.00%, 08/01/50	604	482,494
2.00%, 09/01/50	272	215,264
2.00%, 10/01/50	631	499,268
2.00%, 11/01/50	1,410	1,114,579
2.00%, 12/01/50	47	37,563
2.00%, 01/01/51	555	438,973
2.00%, 02/01/51	284	223,682
2.00%, 03/01/51	1,780	1,407,834
2.00%, 04/01/51	1,080	852,348
2.00%, 05/01/51	884	697,941
2.00%, 06/01/51	666	526,996
2.00%, 07/01/51	511	403,162
2.00%, 08/01/51	1,649	1,299,073
2.00%, 10/01/51	2,313	1,829,919
2.00%, 11/01/51	1,935	1,527,061
2.00%, 12/01/51	2,129	1,691,288
2.00%, 01/01/52	2,238	1,763,774
2.00%, 02/01/52	369	289,544
2.00%, 04/01/52	953	748,357
2.00%, 10/01/52	2,110	1,657,424
2.00%, 09/14/56(i)	900	701,828
2.50%, 07/01/32	163	156,507
2.50%, 11/01/34	24	22,157
2.50%, 10/01/35	72	67,207
2.50%, 03/01/36	57	52,908
2.50%, 05/01/36	303	279,705
2.50%, 06/01/36	56	52,099
2.50%, 07/01/36	229	211,105
2.50%, 08/01/36	101	92,357
2.50%, 04/01/37	220	202,566
2.50%, 05/01/37	252	231,890
2.50%, 06/01/37	251	231,227
2.50%, 09/17/41(i)	250	230,075
2.50%, 10/01/50	75	62,994
2.50%, 11/01/50	1,022	849,256
2.50%, 12/01/50	239	197,474
2.50%, 01/01/51	237	194,354
2.50%, 03/01/51	427	354,128
2.50%, 04/01/51	113	92,537
2.50%, 07/01/51	1,505	1,241,593
2.50%, 08/01/51	1,134	943,424
2.50%, 09/01/51	1,255	1,037,116
2.50%, 10/01/51	878	723,497
2.50%, 11/01/51	1,926	1,587,217
2.50%, 12/01/51	2,684	2,222,204
2.50%, 01/01/52	2,504	2,055,805
Schedule of Investments
40

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® ESG Advanced Universal USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
2.50%, 02/01/52	$356	$294,648
2.50%, 04/01/52	2,343	1,929,397
2.50%, 07/01/52	125	102,677
2.50%, 01/01/54	399	327,730
2.50%, 09/14/56(i)	1,175	958,269
3.00%, 03/01/30	29	28,212
3.00%, 09/01/34	231	219,591
3.00%, 03/01/35	21	20,370
3.00%, 07/01/35	16	15,039
3.00%, 07/01/38	159	148,522
3.00%, 09/17/41(i)	400	372,423
3.00%, 11/01/46	72	63,197
3.00%, 04/01/48	450	402,423
3.00%, 11/01/48	95	82,895
3.00%, 02/01/49	655	577,841
3.00%, 12/01/49	925	804,188
3.00%, 08/01/50	130	113,232
3.00%, 10/01/50	205	175,111
3.00%, 01/01/51	59	51,224
3.00%, 04/01/51	64	54,685
3.00%, 07/01/51	832	718,471
3.00%, 08/01/51	92	80,187
3.00%, 11/01/51	51	44,174
3.00%, 01/01/52	959	827,930
3.00%, 02/01/52	345	295,960
3.00%, 04/01/52	3,659	3,149,903
3.00%, 05/01/52	1,150	987,447
3.00%, 12/01/53	252	216,113
3.50%, 02/01/34	58	56,406
3.50%, 09/17/41(i)	425	398,946
3.50%, 07/01/45	1,285	1,168,305
3.50%, 07/01/47	45	40,524
3.50%, 09/01/47	464	419,026
3.50%, 10/01/47	241	217,833
3.50%, 11/01/47	59	53,519
3.50%, 02/01/48	286	258,425
3.50%, 02/01/49	44	40,298
3.50%, 03/01/49	185	166,898
3.50%, 06/01/49	271	244,709
3.50%, 08/01/49	53	47,868
3.50%, 12/01/49	238	212,725
3.50%, 02/01/51	1,291	1,158,531
3.50%, 10/01/51	570	513,589
3.50%, 06/01/52	715	640,096
3.50%, 07/01/52	235	211,523
3.50%, 09/14/56(i)	800	709,219
4.00%, 08/01/37	21	20,199
4.00%, 09/01/37	29	27,779
4.00%, 11/01/37	40	38,384
4.00%, 02/01/38	21	19,843
4.00%, 05/01/38	18	17,444
4.00%, 11/01/38	12	11,540
4.00%, 09/15/39(i)	1,225	1,171,535
4.00%, 11/01/39	189	182,087
4.00%, 12/01/39	113	108,937
4.00%, 09/01/47	30	28,066
4.00%, 05/01/48	880	817,071
4.00%, 09/01/48	265	246,100
4.00%, 03/01/49	135	125,316
4.00%, 07/01/49	539	500,122
4.00%, 08/01/49	186	172,637
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.00%, 04/01/50	$401	$371,393
4.00%, 05/01/50	190	175,728
4.00%, 03/01/51	950	880,422
4.00%, 05/01/52	405	372,161
4.00%, 06/01/52	517	475,392
4.00%, 08/01/52	483	443,694
4.00%, 09/14/56(i)	900	821,109
4.50%, 10/01/40	127	123,634
4.50%, 02/01/41	121	117,747
4.50%, 03/01/41	122	118,942
4.50%, 04/01/49	64	61,556
4.50%, 09/01/50	295	282,478
4.50%, 10/01/50	111	105,327
4.50%, 05/01/52	113	107,726
4.50%, 06/01/52	614	581,902
4.50%, 09/01/52	826	783,025
4.50%, 10/01/52	1,528	1,447,922
4.50%, 11/01/52	35	32,849
4.50%, 12/01/52	248	236,134
4.50%, 08/01/53	32	30,302
4.50%, 03/01/55	230	215,712
4.50%, 04/01/55	66	62,209
4.50%, 06/01/56	56	52,344
4.50%, 09/14/56(i)	825	774,130
5.00%, 09/01/49	19	18,510
5.00%, 08/01/52	88	85,287
5.00%, 09/01/52	208	202,871
5.00%, 10/01/52	318	310,206
5.00%, 11/01/52	275	268,098
5.00%, 12/01/52	229	223,718
5.00%, 01/01/53	664	647,371
5.00%, 03/01/53	70	68,488
5.00%, 04/01/53	187	181,879
5.00%, 06/01/53	168	164,136
5.00%, 10/01/54	716	693,884
5.00%, 11/01/54	579	561,259
5.00%, 12/01/54	1,327	1,290,550
5.00%, 01/01/55	338	327,709
5.00%, 11/01/55	275	267,029
5.00%, 12/01/55	1,203	1,164,876
5.00%, 01/01/56	173	167,503
5.00%, 03/01/56	191	184,522
5.00%, 04/01/56	823	796,251
5.00%, 05/01/56	540	523,562
5.00%, 07/01/56	520	504,536
5.00%, 09/14/56(i)	1,275	1,229,803
5.50%, 09/01/52	83	83,584
5.50%, 11/01/52	249	249,039
5.50%, 12/01/52	475	474,886
5.50%, 01/01/53	1,039	1,040,283
5.50%, 02/01/53	560	560,495
5.50%, 03/01/53	726	724,619
5.50%, 04/01/53	120	120,963
5.50%, 05/01/53	1,542	1,537,337
5.50%, 06/01/53	35	34,655
5.50%, 03/01/54	477	474,559
5.50%, 05/01/54	228	226,765
5.50%, 09/01/54	28	28,234
5.50%, 10/01/54	544	541,094
5.50%, 11/01/54	1,035	1,033,656
5.50%, 03/01/55	232	230,649
41
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® ESG Advanced Universal USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
5.50%, 04/01/55	$189	$189,198
5.50%, 05/01/55	362	359,225
5.50%, 07/01/55	467	463,703
5.50%, 08/01/55	46	45,932
5.50%, 10/01/55	76	76,535
5.50%, 11/01/55	831	827,374
5.50%, 12/01/55	416	414,558
5.50%, 01/01/56	202	200,822
5.50%, 02/01/56	328	325,566
5.50%, 03/01/56	380	377,623
5.50%, 07/01/56	60	59,700
5.50%, 08/01/56	168	166,533
5.50%, 09/14/56(i)	980	969,919
6.00%, 12/01/52	49	50,053
6.00%, 01/01/53	52	52,932
6.00%, 05/01/53	249	254,240
6.00%, 06/01/53	56	57,401
6.00%, 07/01/53	134	135,675
6.00%, 08/01/53	227	231,849
6.00%, 09/01/53	304	310,874
6.00%, 11/01/53	430	436,472
6.00%, 12/01/53	144	147,445
6.00%, 01/01/54	232	235,617
6.00%, 02/01/54	83	84,358
6.00%, 03/01/54	185	187,586
6.00%, 05/01/54	949	966,253
6.00%, 08/01/54	724	734,205
6.00%, 09/01/54	666	679,557
6.00%, 10/01/54	207	210,367
6.00%, 02/01/55	298	304,395
6.00%, 03/01/55	327	332,010
6.00%, 04/01/55	102	104,125
6.00%, 05/01/55	292	296,461
6.00%, 06/01/55	58	59,362
6.00%, 07/01/55	213	215,725
6.00%, 08/01/55	143	145,530
6.00%, 09/01/55	991	1,003,996
6.00%, 03/01/56	500	509,703
6.00%, 09/14/56(i)	1,194	1,206,976
6.50%, 10/01/53	31	31,793
6.50%, 11/01/53	38	39,627
6.50%, 12/01/53	325	337,012
6.50%, 01/01/54	482	501,673
6.50%, 02/01/54	403	420,921
6.50%, 08/01/54	534	551,765
6.50%, 09/01/54	243	251,444
6.50%, 01/01/55	545	563,795
6.50%, 04/01/55	284	293,710
6.50%, 07/01/55	89	92,262
6.50%, 08/01/55	159	165,444
6.50%, 09/01/55	106	109,630
6.50%, 09/14/56(i)	296	304,998
		145,249,051
U.S. Government Obligations — 39.5%
U.S. Treasury Bonds
1.13%, 05/15/40	640	394,000
1.13%, 08/15/40	932	567,501
1.25%, 05/15/50	1,482	672,226
1.38%, 11/15/40	1,650	1,036,148
1.38%, 08/15/50	1,440	672,300
1.63%, 11/15/50	1,600	796,750
Security	Par (000)	Value
U.S. Government Obligations (continued)
1.75%, 08/15/41	$1,855	$1,206,040
1.88%, 02/15/41	1,727	1,163,296
1.88%, 02/15/51	1,770	937,270
1.88%, 11/15/51	1,690	884,081
2.00%, 11/15/41	1,640	1,101,106
2.00%, 02/15/50	658	366,218
2.00%, 08/15/51	1,524	826,532
2.25%, 05/15/41	1,435	1,015,263
2.25%, 08/15/46	1,033	646,916
2.25%, 08/15/49	500	297,188
2.25%, 02/15/52	1,483	850,408
2.38%, 02/15/42	1,275	900,469
2.38%, 11/15/49	500	304,531
2.38%, 05/15/51	1,514	903,196
2.50%, 02/15/45	859	579,691
2.50%, 02/15/46	760	503,856
2.50%, 05/15/46	900	594,281
2.75%, 08/15/42	290	214,373
2.75%, 11/15/42	400	294,063
2.75%, 08/15/47	550	373,313
2.75%, 11/15/47	600	405,938
2.88%, 05/15/43	200	148,406
2.88%, 08/15/45	556	396,932
2.88%, 11/15/46	600	421,031
2.88%, 05/15/49	200	136,031
2.88%, 05/15/52	1,300	858,203
3.00%, 05/15/42	250	192,578
3.00%, 11/15/44	500	368,672
3.00%, 05/15/45	44	32,203
3.00%, 11/15/45	400	290,750
3.00%, 02/15/47	500	357,578
3.00%, 05/15/47	600	427,875
3.00%, 02/15/48	800	565,125
3.00%, 08/15/48	700	491,641
3.00%, 02/15/49	300	209,578
3.00%, 08/15/52	1,138	769,573
3.13%, 02/15/43	500	386,641
3.13%, 08/15/44	500	377,500
3.13%, 05/15/48	550	396,430
3.25%, 05/15/42	1,004	800,533
3.38%, 08/15/42	1,094	883,405
3.38%, 05/15/44	100	78,719
3.63%, 08/15/43	200	164,656
3.63%, 02/15/53	1,241	947,620
3.63%, 05/15/53	1,220	930,631
3.75%, 11/15/43	300	250,641
3.88%, 02/15/43	488	418,155
3.88%, 05/15/43	637	544,137
4.00%, 11/15/42	488	426,238
4.00%, 11/15/52	1,311	1,071,947
4.13%, 08/15/44	1,178	1,027,989
4.13%, 08/15/53	1,338	1,116,603
4.25%, 05/15/39	400	376,000
4.25%, 02/15/54	1,454	1,238,626
4.25%, 08/15/54	1,499	1,276,726
4.38%, 08/15/43	1,157	1,051,785
4.50%, 02/15/36	100	98,891
4.50%, 02/15/44	1,006	925,363
4.50%, 11/15/54	1,342	1,192,073
4.63%, 05/15/44	599	558,848
4.63%, 11/15/44	707	657,620
Schedule of Investments
42

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® ESG Advanced Universal USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
U.S. Government Obligations (continued)
4.63%, 11/15/45	$758	$701,742
4.63%, 02/15/46	652	603,202
4.63%, 05/15/54	1,394	1,264,184
4.63%, 02/15/55	1,127	1,021,872
4.63%, 11/15/55	1,216	1,102,760
4.75%, 02/15/37	469	470,466
4.75%, 11/15/43	885	841,165
4.75%, 02/15/45	573	540,858
4.75%, 11/15/53	1,384	1,279,767
4.75%, 05/15/55	1,231	1,139,060
4.75%, 08/15/55	1,310	1,212,159
4.75%, 02/15/56	1,078	998,329
4.88%, 08/15/45	679	649,824
5.00%, 05/15/37	400	409,563
5.00%, 05/15/45	852	828,836
5.00%, 05/15/46	228	221,303
5.00%, 05/15/56	1,069	1,030,583
5.13%, 08/15/56	96	94,365
U.S. Treasury Notes
0.38%, 09/30/27	1,100	1,055,484
0.50%, 10/31/27	560	536,288
0.63%, 11/30/27	700	669,238
0.63%, 12/31/27	1,445	1,376,927
0.63%, 05/15/30	115	100,113
0.63%, 08/15/30	2,050	1,767,484
0.75%, 01/31/28	1,700	1,617,855
0.88%, 11/15/30	1,190	1,027,305
1.00%, 07/31/28	1,570	1,474,451
1.13%, 02/29/28	1,585	1,512,499
1.13%, 08/31/28	200	187,797
1.13%, 02/15/31	1,015	879,640
1.25%, 03/31/28	1,720	1,640,114
1.25%, 04/30/28	1,400	1,331,422
1.25%, 05/31/28	1,600	1,517,812
1.25%, 06/30/28	1,660	1,570,710
1.25%, 09/30/28	1,700	1,596,008
1.25%, 08/15/31	1,950	1,670,297
1.38%, 10/31/28	650	610,289
1.38%, 12/31/28	1,400	1,307,906
1.38%, 11/15/31	2,650	2,265,957
1.50%, 11/30/28	1,300	1,220,984
1.63%, 05/15/31	1,927	1,694,857
1.75%, 01/31/29	723	679,789
1.88%, 02/28/29	1,050	988,395
1.88%, 02/15/32	2,150	1,875,539
2.25%, 11/15/27	1,000	976,328
2.38%, 03/31/29	680	646,850
2.38%, 05/15/29	1,000	948,984
2.63%, 02/15/29	1,000	959,297
2.63%, 07/31/29	1,000	951,875
2.75%, 02/15/28	1,400	1,369,539
2.75%, 05/31/29	900	862,031
2.75%, 08/15/32	1,262	1,143,786
2.88%, 05/15/28	1,000	976,328
2.88%, 08/15/28	600	583,570
2.88%, 04/30/29	800	769,750
2.88%, 05/15/32	2,000	1,832,812
3.13%, 11/15/28	1,100	1,071,555
3.13%, 08/31/29	1,900	1,832,312
3.25%, 06/30/29	657	637,033
3.38%, 09/15/27	833	826,004
Security	Par (000)	Value
U.S. Government Obligations (continued)
3.38%, 11/30/27	$1,500	$1,483,535
3.38%, 12/31/27	1,810	1,788,577
3.38%, 09/15/28	282	276,668
3.38%, 05/15/33	1,778	1,653,123
3.50%, 09/30/27	1,110	1,101,371
3.50%, 10/31/27	560	555,100
3.50%, 01/31/28	1,114	1,101,816
3.50%, 04/30/28	1,000	986,797
3.50%, 11/15/28	562	551,858
3.50%, 12/15/28	270	264,938
3.50%, 09/30/29	1,273	1,239,683
3.50%, 01/31/30	1,440	1,397,363
3.50%, 04/30/30	800	774,563
3.50%, 11/30/30	2,673	2,572,554
3.50%, 02/28/31	1,192	1,145,065
3.50%, 02/15/33	2,280	2,142,131
3.63%, 03/31/28	924	914,255
3.63%, 05/31/28	453	447,621
3.63%, 08/15/28	2,299	2,268,287
3.63%, 08/31/29	1,964	1,921,037
3.63%, 03/31/30	700	681,078
3.63%, 08/31/30	1,534	1,487,141
3.63%, 09/30/30	1,707	1,654,056
3.63%, 10/31/30	3,040	2,943,100
3.63%, 12/31/30	2,773	2,680,494
3.63%, 09/30/31	750	720,117
3.75%, 04/15/28	2,299	2,278,255
3.75%, 04/30/28	1,631	1,616,092
3.75%, 05/15/28	4,125	4,085,684
3.75%, 12/31/28	1,200	1,183,500
3.75%, 05/31/30	1,210	1,180,790
3.75%, 06/30/30	438	427,153
3.75%, 12/31/30	800	777,125
3.75%, 01/31/31	1,270	1,233,091
3.75%, 08/31/31	636	614,585
3.75%, 10/31/32	703	672,244
3.75%, 11/30/32	556	531,284
3.75%, 02/28/33	635	605,582
3.88%, 10/15/27	785	781,688
3.88%, 11/30/27	1,223	1,216,985
3.88%, 12/31/27	800	795,625
3.88%, 03/15/28	1,533	1,523,119
3.88%, 03/31/28	747	742,010
3.88%, 06/15/28	2,226	2,208,435
3.88%, 07/15/28	3,357	3,329,069
3.88%, 04/15/29	1,242	1,226,281
3.88%, 05/15/29	1,315	1,297,946
3.88%, 09/30/29	1,900	1,870,758
3.88%, 11/30/29	1,450	1,425,871
3.88%, 12/31/29	1,211	1,190,091
3.88%, 04/30/30	2,263	2,219,862
3.88%, 06/30/30	1,850	1,812,566
3.88%, 07/31/30	1,596	1,562,833
3.88%, 03/31/31	1,430	1,394,250
3.88%, 04/30/31	1,423	1,386,758
3.88%, 08/31/32	463	446,542
3.88%, 09/30/32	1,009	972,424
3.88%, 12/31/32	726	698,151
3.88%, 08/15/33	1,849	1,767,628
3.88%, 08/15/34	2,809	2,661,966
4.00%, 12/15/27	1,504	1,498,595
43
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® ESG Advanced Universal USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
U.S. Government Obligations (continued)
4.00%, 02/29/28	$1,000	$995,508
4.00%, 05/31/28	1,832	1,821,910
4.00%, 06/30/28	538	534,869
4.00%, 01/31/29	1,437	1,424,539
4.00%, 07/31/29	1,133	1,120,519
4.00%, 10/31/29	1,050	1,037,039
4.00%, 02/28/30	2,166	2,135,710
4.00%, 03/31/30	1,558	1,535,360
4.00%, 05/31/30	1,968	1,937,557
4.00%, 07/31/30	600	590,156
4.00%, 01/31/31	995	975,800
4.00%, 04/30/32	653	635,604
4.00%, 06/30/32	1,132	1,100,516
4.00%, 07/31/32	557	541,073
4.00%, 01/31/33	781	755,801
4.00%, 02/15/34	2,838	2,723,815
4.00%, 11/15/35	3,409	3,226,832
4.13%, 09/30/27	900	898,840
4.13%, 10/31/27	420	419,278
4.13%, 11/15/27	500	499,082
4.13%, 07/31/28	500	498,047
4.13%, 03/31/29	1,700	1,689,375
4.13%, 10/31/29	1,792	1,776,320
4.13%, 11/30/29	1,605	1,590,455
4.13%, 08/31/30	662	653,777
4.13%, 03/31/31	990	975,227
4.13%, 05/31/31	987	971,732
4.13%, 06/30/31	1,470	1,446,802
4.13%, 07/31/31	674	662,784
4.13%, 10/31/31	1,596	1,567,571
4.13%, 11/30/31	1,120	1,099,438
4.13%, 02/29/32	599	587,301
4.13%, 03/31/32	1,140	1,117,200
4.13%, 05/31/32	467	457,149
4.13%, 11/15/32	2,322	2,266,308
4.13%, 04/30/33	485	471,966
4.13%, 02/15/36	2,935	2,800,632
4.25%, 01/15/28	1,504	1,502,884
4.25%, 02/15/28	1,304	1,302,879
4.25%, 02/28/29	1,312	1,308,310
4.25%, 06/30/29	1,500	1,494,023
4.25%, 01/31/30	1,853	1,841,998
4.25%, 02/28/31	1,000	990,547
4.25%, 06/30/31	900	890,297
4.25%, 03/31/33	362	355,071
4.25%, 05/31/33	747	731,943
4.25%, 06/30/33	204	199,808
4.25%, 11/15/34	2,841	2,757,990
4.25%, 05/15/35	2,700	2,613,516
4.25%, 08/15/35	2,868	2,771,653
4.38%, 08/31/28	800	800,500
4.38%, 11/30/28	1,556	1,556,243
4.38%, 12/31/29	2,000	1,996,719
4.38%, 11/30/30	687	684,316
4.38%, 07/31/31	1,175	1,168,850
4.38%, 01/31/32	537	533,014
4.38%, 07/31/33	606	597,715
4.38%, 05/15/34	2,824	2,773,697
4.38%, 05/15/36	2,418	2,349,994
4.50%, 05/31/29	907	909,338
4.50%, 12/31/31	629	628,312
Security	Par (000)	Value
U.S. Government Obligations (continued)
4.50%, 11/15/33	$2,475	$2,455,857
4.63%, 09/30/28	1,101	1,106,663
4.63%, 04/30/29	1,960	1,971,331
4.63%, 09/30/30	600	603,516
4.63%, 04/30/31	800	804,375
4.63%, 05/31/31	1,000	1,005,313
4.63%, 02/15/35	2,800	2,787,312
4.63%, 08/15/36	1,338	1,325,247
4.88%, 10/31/28	1,400	1,414,656
4.88%, 10/31/30	771	782,746
		280,889,850
Total U.S. Government & Agency Obligations — 60.0% (Cost: $462,910,881)		426,138,901
Total Long-Term Investments — 98.4% (Cost: $748,138,648)		698,680,175
	Shares
Short-Term Securities
Money Market Funds — 4.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.65%(j)(k)(l)	29,275,435	29,275,435
Total Short-Term Securities — 4.1% (Cost: $29,275,435)		29,275,435
Total Investments Before TBA Sales Commitments — 102.5% (Cost: $777,414,083)		727,955,610
	Par (000)
TBA Sales Commitments(i)
Mortgage-Backed Securities — (0.0)%
Government National Mortgage Association, 5.00%, 09/21/56	$(75)	(72,612)
Total TBA Sales Commitments — (0.0)% (Proceeds: $(72,680))		(72,612)
Total Investments, Net of TBA Sales Commitments — 102.5% (Cost: $777,341,403)		727,882,998
Liabilities in Excess of Other Assets — (2.5)%		(17,613,852)
Net Assets — 100.0%		$710,269,146

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(f)	Perpetual security with no stated maturity date.
(g)	U.S. dollar denominated security issued by foreign domiciled entity.
Schedule of Investments
44

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® ESG Advanced Universal USD Bond ETF

(h)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(i)	Represents or includes a TBA transaction.
(j)	Affiliate of the Fund.
(k)	Annualized 7-day yield as of period end.
(l)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended August 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 02/28/26	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/26	Shares Held at 08/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$30,037,675	$—	$(762,240)(a)	$—	$—	$29,275,435	29,275,435	$404,388 (b)	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$1,756,595	$—	$1,756,595
Collateralized Mortgage Obligations	—	6,652,642	—	6,652,642
Corporate Bonds & Notes	—	219,417,129	—	219,417,129
Foreign Government Obligations	—	44,714,908	—	44,714,908
U.S. Government & Agency Obligations	—	426,138,901	—	426,138,901
Short-Term Securities
Money Market Funds	29,275,435	—	—	29,275,435
Liabilities
Investments
TBA Sales Commitments	—	(72,612)	—	(72,612)
	$29,275,435	$698,607,563	$—	$727,882,998
See notes to financial statements.
45
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)
August 31, 2026
iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Aerospace & Defense — 0.5%
Honeywell Aerospace, Inc.
3.90%, 03/16/28	$130	$128,544
4.00%, 03/16/29(a)	805	789,706
4.30%, 03/16/31	3,985	3,873,225
L3Harris Technologies, Inc., 1.80%, 01/15/31	455	398,256
Northrop Grumman Corp.
3.25%, 01/15/28	125	122,754
4.60%, 02/01/29	505	503,449
4.65%, 07/15/30	345	341,964
RTX Corp.
4.13%, 11/16/28	475	469,253
5.75%, 01/15/29	325	332,450
7.50%, 09/15/29	143	153,689
		7,113,290
Agriculture — 0.8%
Archer-Daniels-Midland Co., 3.25%, 03/27/30	1,230	1,164,546
Bunge Ltd. Finance Corp.
2.75%, 05/14/31	1,375	1,241,861
3.20%, 04/21/31	1,075	990,881
3.75%, 09/25/27	490	486,108
4.10%, 01/07/28	35	34,749
4.20%, 09/17/29	2,610	2,561,775
4.55%, 08/04/30	2,530	2,484,579
5.00%, 08/19/31	1,500	1,490,274
		10,454,773
Airlines — 0.3%
American Airlines Pass-Through Trust, Series 2016-2, Class AA, 3.20%, 12/15/29	3	2,721
Delta Air Lines Pass-Through Trust, Series 2020, Class AA, 2.00%, 12/10/29	254	246,475
Delta Air Lines, Inc.
3.75%, 10/28/29	1,265	1,216,511
4.38%, 04/19/28	55	54,613
4.95%, 07/10/28	195	195,307
5.25%, 07/10/30	2,530	2,533,836
		4,249,463
Apparel — 0.2%
PVH Corp., 5.50%, 06/13/30(a)	1,605	1,607,526
Tapestry, Inc., 5.10%, 03/11/30(a)	1,000	998,992
		2,606,518
Auto Manufacturers — 2.4%
American Honda Finance Corp.
2.00%, 03/24/28	259	248,464
2.25%, 01/12/29	445	419,373
3.50%, 02/15/28	287	282,145
4.40%, 09/05/29	1,005	989,429
4.45%, 01/08/31	250	242,974
4.70%, 01/12/28(a)	1,825	1,825,997
4.90%, 03/13/29	645	644,954
5.13%, 07/07/28	730	734,329
5.65%, 11/15/28(a)	723	736,055
Series A, 4.90%, 04/10/31	225	221,859
Cummins, Inc.
1.50%, 09/01/30	3,190	2,808,291
4.25%, 05/09/28	120	119,478
4.70%, 02/15/31(a)	2,430	2,413,738
4.90%, 02/20/29(a)	4,882	4,911,098
Security	Par (000)	Value
Auto Manufacturers (continued)
Ford Motor Credit Co. LLC
2.90%, 02/16/28	$1,045	$1,012,642
2.90%, 02/10/29	89	83,920
3.82%, 11/02/27	222	218,965
4.97%, 04/06/29	225	222,680
5.11%, 05/03/29	45	44,605
5.30%, 09/06/29	145	144,524
5.42%, 04/09/31(a)	400	394,462
5.80%, 03/08/29	97	97,804
5.88%, 11/07/29	160	161,478
6.80%, 05/12/28	305	312,627
6.80%, 11/07/28	692	712,711
7.35%, 03/06/30	1,225	1,287,267
General Motors Co.
5.00%, 10/01/28	31	31,052
5.63%, 04/15/30	210	213,293
6.80%, 10/01/27	150	152,914
General Motors Financial Co., Inc.
2.35%, 01/08/31	795	705,676
2.40%, 04/10/28	84	80,859
2.40%, 10/15/28	290	275,719
3.60%, 06/21/30	1,035	979,661
3.85%, 01/05/28	120	118,531
4.30%, 04/06/29	185	181,930
4.60%, 01/08/31	290	282,938
4.90%, 10/06/29	160	159,502
5.35%, 01/07/30	855	860,570
5.55%, 07/15/29	530	537,480
5.65%, 01/17/29	85	86,203
5.75%, 02/08/31	120	122,326
5.80%, 06/23/28	535	543,161
5.80%, 01/07/29	339	345,263
5.85%, 04/06/30(a)	1,515	1,549,703
6.00%, 01/09/28	440	446,463
Toyota Motor Corp., 5.12%, 07/13/28(a)	295	298,080
Toyota Motor Credit Corp.
1.90%, 04/06/28	250	240,118
3.05%, 01/11/28(a)	35	34,355
3.65%, 01/08/29	20	19,570
4.45%, 06/29/29	132	131,032
4.55%, 09/20/27	3	3,004
4.55%, 08/09/29	162	161,127
4.63%, 01/12/28	118	118,248
4.65%, 01/05/29	25	24,986
5.05%, 05/16/29	130	131,052
5.25%, 09/11/28	157	158,906
5.45%, 11/10/27	190	192,226
Series B, 4.20%, 01/10/31	335	325,745
Series B, 4.55%, 05/14/31	100	98,144
		30,901,706
Auto Parts & Equipment — 0.2%
BorgWarner, Inc., 4.95%, 08/15/29(a)	69	68,753
Lear Corp.
3.50%, 05/30/30	1,160	1,093,344
3.80%, 09/15/27	324	321,110
4.25%, 05/15/29	839	821,642
		2,304,849
Schedule of Investments
46

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks — 28.5%
Australia & New Zealand Banking Group Ltd./New York
3.92%, 09/30/27	$250	$248,603
4.62%, 12/16/29	700	699,351
Banco Bilbao Vizcaya Argentaria SA
4.15%, 03/03/29	400	392,202
4.97%, 05/08/31	1,690	1,665,503
5.38%, 03/13/29	255	257,907
6.14%, 09/14/28, (1-year CMT + 2.70%)(b)	514	521,542
Banco Santander SA
3.31%, 06/27/29	757	726,548
3.49%, 05/28/30	1,265	1,194,248
3.80%, 02/23/28	250	246,566
4.38%, 04/12/28	315	312,923
4.87%, 04/15/31	400	392,837
5.54%, 03/14/30, (1-year CMT + 1.45%)(b)	1,307	1,322,708
5.57%, 01/17/30	470	476,397
5.59%, 08/08/28	935	948,534
6.61%, 11/07/28	486	503,657
Bank of America Corp.
1.90%, 07/23/31, (1-day SOFR + 1.53%)(b)	110	97,610
2.09%, 06/14/29, (1-day SOFR + 1.06%)(b)	906	864,245
2.50%, 02/13/31, (3-mo. CME Term SOFR + 1.25%)(b)	1,275	1,172,724
2.59%, 04/29/31, (1-day SOFR + 2.15%)(b)	235	215,732
2.69%, 04/22/32, (1-day SOFR + 1.32%)(b)	145	130,048
2.88%, 10/22/30, (3-mo. CME Term SOFR + 1.45%)(a)(b)	528	495,729
3.19%, 07/23/30, (3-mo. CME Term SOFR + 1.44%)(b)	322	306,812
3.42%, 12/20/28, (3-mo. CME Term SOFR + 1.30%)(b)	2,605	2,563,716
3.97%, 03/05/29, (3-mo. CME Term SOFR + 1.33%)(b)	510	504,041
3.97%, 02/07/30, (3-mo. CME Term SOFR + 1.47%)(b)	1,055	1,033,019
4.27%, 07/23/29, (3-mo. CME Term SOFR + 1.57%)(b)	1,410	1,397,062
4.46%, 02/06/32, (1-day SOFR + 0.87%)(b)	1,125	1,093,133
4.70%, 04/23/32, (1-day SOFR + 1.04%)(b)	2,075	2,032,888
5.16%, 01/24/31, (1-day SOFR + 1.00%)(b)	1,390	1,395,091
5.20%, 04/25/29, (1-day SOFR + 1.63%)(b)	1,780	1,791,952
5.82%, 09/15/29, (1-day SOFR + 1.57%)(b)	164	167,082
6.20%, 11/10/28, (1-day SOFR + 1.99%)(b)	305	310,404
Series N, 2.65%, 03/11/32, (1-day SOFR + 1.22%)(b)	5	4,491
Bank of Montreal
3.80%, 12/15/32, (5-year USD Swap + 1.43%)(b)	321	315,609
4.64%, 09/10/30, (1-day SOFR + 1.25%)(b)	1,417	1,404,674
5.00%, 01/27/29, (1-day SOFR Index + 0.67%)(b)	230	231,032
5.20%, 02/01/28	799	805,229
5.72%, 09/25/28	664	676,719
Series H, 4.70%, 09/14/27	290	290,752
Series J, 4.44%, 01/14/32, (1-day SOFR + 0.97%)(a)(b)	385	373,778
Bank of New York Mellon Corp. (The)
1.65%, 07/14/28	1,045	992,222
1.65%, 01/28/31(a)	355	311,555
1.80%, 07/28/31	1,000	864,090
3.00%, 10/30/28	315	303,871
3.30%, 08/23/29	768	735,969
Security	Par (000)	Value
Banks (continued)
3.40%, 01/29/28	$302	$297,978
3.85%, 04/28/28	1,370	1,357,548
3.85%, 04/26/29	446	436,854
4.54%, 02/01/29, (1-day SOFR + 1.17%)(b)	878	877,109
4.54%, 04/23/32, (1-day SOFR + 0.90%)(b)	425	415,218
4.60%, 07/26/30, (1-day SOFR + 1.76%)(b)	760	755,236
4.94%, 02/11/31, (1-day SOFR + 0.89%)(b)	525	524,184
4.98%, 03/14/30, (1-day SOFR + 1.09%)(a)(b)	905	908,549
5.80%, 10/25/28, (1-day SOFR Index + 1.80%)(b)	560	567,768
6.32%, 10/25/29, (1-day SOFR + 1.60%)(b)	270	278,298
Series J, 1.90%, 01/25/29	875	820,351
Bank of Nova Scotia (The)
2.15%, 08/01/31	1,000	872,700
4.04%, 09/15/28, (1-day SOFR + 0.76%)(b)	350	347,790
4.25%, 02/02/30, (1-day SOFR + 0.73%)(b)	680	669,465
4.34%, 09/15/31, (1-day SOFR + 1.09%)(a)(b)	2,970	2,883,536
4.40%, 09/08/28, (1-day SOFR + 1.00%)(b)	1,549	1,544,986
4.58%, 06/05/29, (1-day SOFR + 0.66%)(b)	500	497,898
4.85%, 02/01/30	1,530	1,525,821
4.90%, 06/05/32, (1-day SOFR + 0.97%)(b)	1,625	1,600,082
4.93%, 02/14/29, (1-day SOFR + 0.89%)(b)	990	992,220
5.13%, 02/14/31, (1-day SOFR + 1.07%)(b)	1,310	1,310,915
5.25%, 06/12/28	120	121,380
5.45%, 08/01/29(a)	2,596	2,648,394
Barclays PLC
2.65%, 06/24/31, (1-year CMT + 1.90%)(b)	2,080	1,894,091
2.67%, 03/10/32, (1-year CMT + 1.20%)(b)	1,370	1,222,681
3.56%, 09/23/35, (5-year CMT + 2.90%)(b)	750	696,746
4.22%, 05/24/30, (1-day SOFR + 0.93%)(b)	600	586,363
4.34%, 01/10/28	145	144,259
4.48%, 11/11/29, (1-day SOFR + 1.08%)(b)	590	583,458
4.52%, 02/24/32, (1-day SOFR + 1.14%)(b)	910	879,050
4.84%, 05/09/28	995	993,382
4.94%, 09/10/30, (1-day SOFR + 1.56%)(b)	1,260	1,251,936
4.97%, 05/16/29, (3-mo. SOFR US + 2.16%)(b)	1,849	1,849,520
5.09%, 02/25/29, (1-day SOFR + 0.96%)(b)	595	596,611
5.09%, 06/20/30, (3-mo. SOFR US + 3.32%)(b)	953	949,049
5.10%, 06/26/32, (1-day SOFR + 1.14%)(b)	510	502,285
5.37%, 02/25/31, (1-day SOFR + 1.23%)(b)	1,220	1,224,921
5.69%, 03/12/30, (1-day SOFR + 1.74%)(b)	1,278	1,296,662
6.49%, 09/13/29, (1-day SOFR + 2.22%)(b)	380	390,336
7.39%, 11/02/28, (1-year CMT + 3.30%)(b)	435	447,281
Canadian Imperial Bank of Commerce
4.24%, 09/08/28, (1-day SOFR Index + 0.60%)(b)	95	94,608
4.28%, 01/29/30, (1-day SOFR Index + 0.79%)(b)	820	807,353
4.58%, 09/08/31, (1-day SOFR Index + 1.17%)(b)	4,750	4,654,763
4.63%, 09/11/30, (1-day SOFR + 1.34%)(b)	449	444,028
4.86%, 03/30/29, (1-day SOFR + 1.03%)(b)	985	986,296
5.00%, 04/28/28	732	735,984
5.05%, 06/16/32, (1-day SOFR Index + 1.01%)(b)	1,520	1,507,473
5.25%, 01/13/31, (1-day SOFR + 1.11%)(b)	460	462,200
5.26%, 04/08/29	1,395	1,409,055
5.99%, 10/03/28	995	1,017,980
Capital One N.A.
2.70%, 02/06/30	2,255	2,092,481
4.65%, 09/13/28	1,290	1,289,626
Citibank N.A.
4.84%, 08/06/29	413	414,606
4.91%, 05/29/30	415	415,454
5.80%, 09/29/28	836	855,150
47
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Citigroup, Inc.
2.57%, 06/03/31, (1-day SOFR + 2.11%)(a)(b)	$1,670	$1,524,236
2.67%, 01/29/31, (1-day SOFR + 1.15%)(b)	685	632,740
2.98%, 11/05/30, (1-day SOFR + 1.42%)(b)	743	697,891
3.52%, 10/27/28, (3-mo. CME Term SOFR + 1.41%)(b)	1,165	1,149,950
3.98%, 03/20/30, (3-mo. CME Term SOFR + 1.60%)(b)	1,244	1,215,034
4.08%, 04/23/29, (3-mo. CME Term SOFR + 1.45%)(a)(b)	980	969,484
4.13%, 07/25/28	1,055	1,042,199
4.41%, 03/31/31, (1-day SOFR + 3.91%)(b)	1,535	1,501,076
4.45%, 09/29/27	510	508,951
4.50%, 09/11/31, (1-day SOFR + 1.17%)(b)	855	834,341
4.54%, 09/19/30, (1-day SOFR + 1.34%)(b)	510	503,233
4.95%, 05/07/31, (1-day SOFR + 1.46%)(b)	70	69,569
5.17%, 02/13/30, (1-day SOFR + 1.36%)(b)	345	346,732
5.59%, 11/19/34, (5-year CMT + 1.28%)(b)	850	854,272
6.63%, 01/15/28	200	205,442
Citizens Financial Group, Inc.
2.50%, 02/06/30	45	41,294
3.25%, 04/30/30	80	75,083
5.25%, 03/05/31, (1-day SOFR + 1.26%)(b)	265	265,218
5.30%, 01/29/36, (5-year CMT + 1.45%)(b)	90	87,867
5.72%, 07/23/32, (1-day SOFR + 1.91%)(b)	1,500	1,518,118
5.84%, 01/23/30, (1-day SOFR + 2.01%)(b)	180	183,234
Commonwealth Bank of Australia/New York
4.15%, 10/01/30	5,700	5,569,340
4.42%, 03/14/28	500	499,095
Series C, 4.36%, 03/27/29	175	173,748
Deutsche Bank AG/New York
3.04%, 05/28/32, (1-day SOFR + 1.72%)(b)	450	404,560
3.55%, 09/18/31, (1-day SOFR + 3.04%)(b)	1,870	1,744,495
3.73%, 01/14/32, (1-day SOFR + 2.76%)(b)	95	87,715
4.47%, 12/10/31, (1-day SOFR + 1.10%)(b)	240	233,591
4.73%, 02/06/32, (1-day SOFR + 1.14%)(b)	895	869,692
4.88%, 12/01/32, (5-year USD ICE Swap + 2.55%)(b)	1,215	1,206,065
4.95%, 08/04/31, (1-day SOFR + 1.30%)(b)	1,490	1,467,444
5.00%, 09/11/30, (1-day SOFR + 1.70%)(b)	2,075	2,066,382
5.06%, 04/14/32, (1-day SOFR + 1.41%)(a)(b)	625	615,414
5.30%, 05/09/31, (1-day SOFR + 1.72%)(b)	935	933,845
5.37%, 09/09/27	30	30,313
5.37%, 01/10/29, (1-day SOFR + 1.21%)(b)	710	714,679
5.41%, 05/10/29	464	470,890
5.88%, 07/08/31, (1-day SOFR + 5.44%)(b)	345	347,473
6.72%, 01/18/29, (1-day SOFR + 3.18%)(b)	905	926,650
6.82%, 11/20/29, (1-day SOFR + 2.51%)(b)	1,101	1,143,084
Fifth Third Bancorp
3.95%, 03/14/28	107	105,784
4.00%, 02/01/29(a)(c)	306	298,804
4.57%, 04/29/32, (1-day SOFR + 0.95%)(b)	160	155,029
4.77%, 07/28/30, (1-day SOFR Index + 2.13%)(b)	35	34,750
4.90%, 09/06/30, (1-day SOFR + 1.49%)(b)	40	39,803
5.63%, 01/29/32, (1-day SOFR + 1.84%)(b)	220	222,840
5.98%, 01/30/30, (1-day SOFR + 2.16%)(b)(c)	44	44,940
6.34%, 07/27/29, (1-day SOFR + 2.34%)(b)	835	857,929
6.36%, 10/27/28, (1-day SOFR Index + 2.19%)(b)	65	66,110
Fulton Financial Corp., 5.95%, 05/15/36, (3-mo. CME Term SOFR + 2.17%)(b)	420	416,155
Security	Par (000)	Value
Banks (continued)
Goldman Sachs Group, Inc. (The)
1.99%, 01/27/32, (1-day SOFR + 1.09%)(b)	$460	$400,840
2.38%, 07/21/32, (1-day SOFR + 1.25%)(b)	2,000	1,746,089
2.60%, 02/07/30	1,625	1,500,856
2.62%, 04/22/32, (1-day SOFR + 1.28%)(b)	2,310	2,052,532
3.80%, 03/15/30	140	134,443
3.81%, 04/23/29, (3-mo. CME Term SOFR + 1.42%)(b)	2,511	2,471,134
4.22%, 05/01/29, (3-mo. CME Term SOFR + 1.56%)(b)	2,080	2,059,285
4.37%, 10/21/31, (1-day SOFR + 1.06%)(b)	2,525	2,442,209
4.52%, 01/21/32, (1-day SOFR + 0.96%)(b)	3,420	3,314,006
4.59%, 04/20/30, (1-day SOFR + 0.99%)(b)	1,725	1,706,422
4.69%, 10/23/30, (1-day SOFR + 1.14%)(b)	715	706,423
4.97%, 06/03/32, (1-day SOFR + 1.03%)(b)	1,785	1,758,421
5.05%, 07/23/30, (1-day SOFR + 1.21%)(b)	450	449,853
5.21%, 01/28/31, (1-day SOFR + 1.08%)(b)	950	950,869
5.22%, 04/23/31, (1-day SOFR + 1.58%)(b)	1,625	1,626,516
5.24%, 07/21/32, (1-day SOFR + 1.17%)(b)	10	9,946
5.73%, 04/25/30, (1-day SOFR + 1.27%)(b)	145	147,404
6.48%, 10/24/29, (1-day SOFR + 1.77%)(b)	1,401	1,444,068
HSBC Holdings PLC
2.21%, 08/17/29, (1-day SOFR + 1.29%)(b)	1,149	1,091,881
2.36%, 08/18/31, (1-day SOFR + 1.95%)(b)	70	62,888
2.80%, 05/24/32, (1-day SOFR + 1.19%)(b)	850	760,467
2.85%, 06/04/31, (1-day SOFR + 2.39%)(b)	2,435	2,240,818
3.97%, 05/22/30, (3-mo. CME Term SOFR + 1.87%)(b)	1,398	1,359,528
4.58%, 06/19/29, (3-mo. CME Term SOFR + 1.80%)(b)	1,697	1,690,310
4.62%, 11/06/31, (1-day SOFR + 1.19%)(b)	1,405	1,372,214
4.68%, 03/10/32, (1-day SOFR + 1.21%)(a)(b)	1,585	1,544,015
4.71%, 05/12/30, (1-day SOFR + 0.94%)(b)	600	594,081
4.90%, 03/03/29, (1-day SOFR + 1.03%)(b)	395	395,630
4.95%, 03/31/30	1,035	1,035,457
5.13%, 11/19/28, (1-day SOFR + 1.04%)(b)	75	75,333
5.13%, 03/03/31, (1-day SOFR + 1.29%)(b)	1,445	1,441,499
5.24%, 05/13/31, (1-day SOFR + 1.57%)(b)	1,230	1,231,379
5.29%, 11/19/30, (1-day SOFR + 1.29%)(b)	1,452	1,457,620
5.55%, 03/04/30, (1-day SOFR + 1.46%)(b)	430	435,215
5.73%, 05/17/32, (1-day SOFR + 1.52%)(b)	490	498,004
6.16%, 03/09/29, (1-day SOFR + 1.97%)(b)	884	901,181
Huntington Bancshares, Inc./Ohio
2.55%, 02/04/30	745	684,304
4.62%, 01/28/32, (1-day SOFR + 0.99%)(b)	250	242,960
5.27%, 01/15/31, (1-day SOFR + 1.28%)(b)	625	626,088
6.21%, 08/21/29, (1-day SOFR + 2.02%)(b)	350	358,293
Huntington National Bank (The), 5.65%, 01/10/30	35	35,661
ING Groep NV
2.73%, 04/01/32, (1-day SOFR + 1.32%)(b)	1,280	1,151,066
4.05%, 04/09/29	1,300	1,273,325
4.55%, 10/02/28	843	839,743
4.86%, 03/25/29, (1-day SOFR + 1.01%)(b)	1,160	1,161,199
5.07%, 03/25/31, (1-day SOFR Index + 1.23%)(b)	3,575	3,569,139
5.34%, 03/19/30, (1-day SOFR Index + 1.44%)(b)	760	767,312
Series VAR, 4.80%, 03/23/32, (1-day SOFR Index + 1.26%)(b)	2,520	2,472,865
JPMorgan Chase & Co.
1.76%, 11/19/31, (3-mo. CME Term SOFR + 1.11%)(b)	105	91,739
1.95%, 02/04/32, (1-day SOFR + 1.07%)(b)	150	131,131
Schedule of Investments
48

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
2.07%, 06/01/29, (1-day SOFR + 1.02%)(b)	$503	$480,273
2.52%, 04/22/31, (1-day SOFR + 2.04%)(b)	1,035	949,767
2.58%, 04/22/32, (3-mo. CME Term SOFR + 1.25%)(b)	1,710	1,527,029
2.74%, 10/15/30, (3-mo. CME Term SOFR + 1.51%)(b)	1,276	1,194,016
2.96%, 05/13/31, (3-mo. CME Term SOFR + 2.52%)(b)	780	722,773
3.51%, 01/23/29, (3-mo. CME Term SOFR + 1.21%)(b)	555	546,269
3.63%, 12/01/27	40	39,577
3.70%, 05/06/30, (3-mo. CME Term SOFR + 1.42%)(b)	845	819,126
4.01%, 04/23/29, (3-mo. CME Term SOFR + 1.38%)(b)	920	909,486
4.20%, 07/23/29, (3-mo. CME Term SOFR + 1.52%)(b)	165	163,343
4.25%, 10/01/27	178	177,653
4.26%, 10/22/31, (1-day SOFR + 0.93%)(b)	910	881,103
4.35%, 01/22/32, (1-day SOFR + 0.84%)(b)	935	905,291
4.45%, 12/05/29, (3-mo. CME Term SOFR + 1.59%)(b)	1,850	1,835,445
4.49%, 03/24/31, (3-mo. CME Term SOFR + 3.79%)(b)	510	501,610
4.57%, 06/14/30, (1-day SOFR + 1.75%)(b)	1,080	1,069,834
4.60%, 10/22/30, (1-day SOFR + 1.04%)(b)	70	69,242
4.62%, 04/23/32, (1-day SOFR + 0.99%)(b)	1,725	1,686,035
5.00%, 07/22/30, (1-day SOFR + 1.13%)(b)	1,017	1,017,895
5.01%, 01/23/30, (1-day SOFR + 1.31%)(b)	821	823,484
5.10%, 04/22/31, (1-day SOFR + 1.44%)(b)	935	936,471
5.14%, 01/24/31, (1-day SOFR + 1.01%)(b)	655	657,115
5.30%, 07/24/29, (1-day SOFR + 1.45%)(b)	1,050	1,059,992
5.58%, 04/22/30, (1-day SOFR + 1.16%)(b)	1,572	1,596,446
6.09%, 10/23/29, (1-day SOFR + 1.57%)(b)	1,140	1,169,301
KeyBank N.A.
3.90%, 04/13/29	25	24,293
5.85%, 11/15/27	176	178,268
6.95%, 02/01/28	237	243,675
KeyCorp, 4.10%, 04/30/28	285	282,015
Lloyds Banking Group PLC
3.57%, 11/07/28, (3-mo. SOFR US + 1.47%)(b)	468	462,102
4.24%, 02/10/30, (1-year CMT + 0.60%)(b)	400	393,103
4.38%, 03/22/28	115	114,515
4.43%, 11/04/31, (1-year CMT + 0.82%)(b)	3,100	3,011,433
4.55%, 08/16/28	1,318	1,313,478
5.09%, 11/26/28, (1-year CMT + 0.85%)(b)	425	426,890
5.20%, 08/17/32, (1-year CMT + 0.80%)(b)	2,000	1,992,981
5.72%, 06/05/30, (1-year CMT + 1.07%)(b)	1,336	1,359,016
5.87%, 03/06/29, (1-year CMT + 1.70%)(b)	895	909,643
M&T Bank Corp.
5.18%, 07/08/31, (1-day SOFR + 1.40%)(b)	160	159,817
5.30%, 04/18/36, (5-year CMT + 1.38%)(b)	150	146,938
5.40%, 07/30/35, (5-year CMT + 1.43%)(b)	220	218,064
7.41%, 10/30/29, (1-day SOFR + 2.80%)(b)	30	31,489
Manufacturers & Traders Trust Co., 4.70%, 01/27/28	55	54,998
Mitsubishi UFJ Financial Group, Inc.
2.56%, 02/25/30(a)	740	681,974
3.20%, 07/18/29	150	143,217
3.74%, 03/07/29	91	88,874
3.96%, 03/02/28	575	569,919
Security	Par (000)	Value
Banks (continued)
4.51%, 01/14/32, (1-year CMT + 0.80%)(b)	$385	$374,110
4.85%, 04/21/32, (1-year CMT + 0.92%)(b)	200	196,274
5.16%, 04/24/31, (1-year CMT + 1.17%)(b)	200	200,034
5.20%, 01/16/31, (1-year CMT + 0.78%)(b)	375	375,834
5.24%, 04/19/29, (1-year CMT + 1.70%)(b)	625	629,021
5.26%, 04/17/30, (1-year CMT + 0.82%)(b)	225	226,640
5.42%, 02/22/29, (1-year CMT + 1.38%)(b)	685	691,229
5.48%, 02/22/31, (1-year CMT + 1.53%)(b)	10	10,103
Mizuho Financial Group, Inc.
1.98%, 09/08/31, (3-mo. CME Term SOFR + 1.53%)(b)	800	707,472
2.17%, 05/22/32, (1-year CMT + 0.87%)(b)	125	108,947
2.20%, 07/10/31, (3-mo. CME Term SOFR + 1.77%)(b)	340	304,843
2.26%, 07/09/32, (1-year CMT + 0.90%)(b)	1,590	1,386,284
2.59%, 05/25/31, (3-mo. CME Term SOFR + 1.33%)(b)	1,660	1,515,491
2.87%, 09/13/30, (3-mo. CME Term SOFR + 1.57%)(b)	223	209,572
3.15%, 07/16/30, (3-mo. CME Term SOFR + 1.39%)(b)	715	679,738
3.26%, 05/22/30, (1-year CMT + 1.25%)(b)	910	871,426
4.02%, 03/05/28	545	540,101
4.25%, 09/11/29, (3-mo. CME Term SOFR + 1.53%)(b)	760	751,773
4.44%, 05/12/32, (1-year CMT + 0.70%)(b)	10	9,659
4.71%, 07/08/31, (1-year CMT + 0.92%)(b)	485	477,690
5.38%, 05/26/30, (1-year CMT + 1.12%)(b)	695	702,183
5.38%, 07/10/30, (1-year CMT + 1.08%)(b)	820	828,103
5.41%, 09/13/28, (1-year CMT + 2.05%)(b)	275	277,047
5.67%, 05/27/29, (1-year CMT + 1.50%)(b)	647	656,277
5.74%, 05/27/31, (1-year CMT + 1.65%)(b)	55	56,039
5.78%, 07/06/29, (1-year CMT + 1.65%)(b)	1,245	1,266,298
Morgan Stanley
1.79%, 02/13/32, (1-day SOFR + 1.03%)(b)	2,265	1,954,365
1.93%, 04/28/32, (1-day SOFR + 1.02%)(b)	350	301,687
2.24%, 07/21/32, (1-day SOFR + 1.18%)(b)	2,000	1,735,873
2.70%, 01/22/31, (1-day SOFR + 1.14%)(b)	1,985	1,835,096
3.59%, 07/22/28(b)	600	593,974
3.62%, 04/01/31, (1-day SOFR + 3.12%)(b)	565	537,418
3.77%, 01/24/29, (3-mo. CME Term SOFR + 1.40%)(b)	2,537	2,505,115
4.43%, 01/23/30, (3-mo. CME Term SOFR + 1.89%)(b)	1,235	1,220,230
4.49%, 01/16/32, (1-day SOFR + 0.95%)(b)	1,432	1,388,328
4.65%, 10/18/30, (1-day SOFR + 1.10%)(b)	1,648	1,629,095
4.71%, 03/12/32, (1-day SOFR + 1.20%)(b)	1,750	1,708,342
4.81%, 04/16/32, (1-day SOFR Index + 1.18%)(b)	1,165	1,140,912
5.04%, 07/19/30, (1-day SOFR + 1.22%)(b)	1,138	1,139,651
5.12%, 02/01/29, (1-day SOFR + 1.73%)(b)	3,195	3,212,337
5.16%, 04/20/29, (1-day SOFR + 1.59%)(b)	959	965,014
5.17%, 01/16/30, (1-day SOFR + 1.45%)(b)	345	346,568
5.17%, 07/14/32, (1-day SOFR Index + 1.16%)(b)	70	69,472
5.19%, 04/17/31, (1-day SOFR + 1.51%)(b)	1,655	1,658,009
5.23%, 01/15/31, (1-day SOFR + 1.11%)(b)	1,455	1,460,637
5.45%, 07/20/29, (1-day SOFR + 1.63%)(b)	455	459,930
5.66%, 04/18/30, (1-day SOFR + 1.26%)(a)(b)	912	925,972
6.30%, 10/18/28, (1-day SOFR + 2.24%)(b)	160	162,951
6.41%, 11/01/29, (1-day SOFR + 1.83%)(b)	490	504,927
Series I, 4.36%, 10/22/31, (1-day SOFR + 1.07%)(b)	1,510	1,460,702
49
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Morgan Stanley Bank N.A.
4.79%, 05/10/30, (1-day SOFR Index + 0.97%)(b)	$585	$581,934
5.02%, 01/12/29, (1-day SOFR + 0.91%)(b)	560	562,253
Morgan Stanley Private Bank N.A.
4.47%, 11/19/31, (1-day SOFR + 1.02%)(b)	1,550	1,507,522
4.73%, 07/18/31, (1-day SOFR + 1.08%)(b)	1,755	1,729,064
National Australia Bank Ltd./New York
4.15%, 01/13/31(a)	2,285	2,231,902
4.53%, 06/13/30	270	267,941
4.79%, 01/10/29	175	175,763
4.90%, 06/13/28(a)	620	623,713
4.90%, 01/14/30	250	251,446
4.94%, 01/12/28	285	286,696
National Bank of Canada
4.17%, 01/20/29, (1-day SOFR Index + 0.76%)(b)	1,725	1,710,579
4.50%, 10/10/29	2,260	2,236,665
4.93%, 06/04/32, (1-day SOFR + 1.01%)(b)	4,585	4,508,555
5.60%, 12/18/28	3,845	3,916,821
NatWest Group PLC
3.03%, 11/28/35, (5-year CMT + 2.35%)(b)	1,300	1,184,962
4.45%, 05/08/30, (3-mo. SOFR US + 2.13%)(b)	1,340	1,320,218
4.89%, 05/18/29, (3-mo. SOFR US + 2.01%)(b)	2,079	2,081,932
4.96%, 08/15/30, (1-year CMT + 1.22%)(b)	495	494,468
4.98%, 06/18/32, (1-year CMT + 0.80%)(b)	10	9,862
5.08%, 01/27/30, (3-mo. SOFR US + 2.17%)(b)	946	948,378
5.12%, 05/23/31, (1-year CMT + 1.05%)(b)	1,305	1,302,275
5.52%, 09/30/28, (1-year CMT + 2.27%)(b)	275	277,498
5.81%, 09/13/29, (1-year CMT + 1.95%)(b)	590	600,907
6.48%, 06/01/34, (5-year CMT + 2.20%)(b)	497	509,755
Northern Trust Corp.
3.65%, 08/03/28	30	29,528
4.15%, 11/19/30	135	131,413
Pinnacle Bank/Nashville TN, 5.63%, 02/15/28	189	190,579
PNC Bank N.A.
2.70%, 10/22/29	990	926,627
3.25%, 01/22/28	445	437,422
4.05%, 07/26/28	346	341,904
PNC Financial Services Group, Inc. (The)
2.55%, 01/22/30	275	254,373
3.45%, 04/23/29(a)	1,080	1,046,029
4.62%, 10/26/29, (1-day SOFR + 0.68%)(b)	1,985	1,978,231
4.90%, 05/13/31, (1-day SOFR + 1.33%)(b)	870	865,041
5.22%, 01/29/31, (1-day SOFR + 1.07%)(b)	710	714,117
5.35%, 12/02/28, (1-day SOFR + 1.62%)(b)	1,617	1,631,418
5.49%, 05/14/30, (1-day SOFR + 1.20%)(b)	1,295	1,312,978
5.58%, 06/12/29, (1-day SOFR + 1.84%)(b)	1,543	1,565,582
Regions Financial Corp.
1.80%, 08/12/28	525	495,911
5.72%, 06/06/30, (1-day SOFR + 1.49%)(b)	40	40,674
Royal Bank of Canada
4.00%, 11/03/28, (1-day SOFR + 0.70%)(b)	500	496,255
4.31%, 11/03/31, (1-day SOFR + 0.98%)(b)	515	499,416
4.40%, 04/17/30, (1-day SOFR + 0.84%)(b)	725	715,133
4.61%, 05/03/32, (1-day SOFR + 1.01%)(b)	850	831,537
4.65%, 10/18/30, (1-day SOFR Index + 1.08%)(b)	745	737,276
4.70%, 08/06/31, (1-day SOFR + 1.06%)(b)	815	802,860
4.90%, 01/12/28	1,840	1,849,358
4.95%, 02/01/29	1,330	1,337,901
4.97%, 08/02/30, (1-day SOFR + 1.10%)(b)	805	805,706
4.97%, 05/02/31, (1-day SOFR Index + 1.13%)(b)	585	583,426
5.15%, 02/04/31, (1-day SOFR + 1.03%)(b)	825	827,475
Security	Par (000)	Value
Banks (continued)
5.20%, 08/01/28(a)	$1,280	$1,294,552
6.00%, 11/01/27	981	998,420
Santander Holdings USA, Inc.
5.35%, 09/06/30, (1-day SOFR + 1.94%)(b)	1,155	1,156,898
5.47%, 03/20/29, (1-day SOFR + 1.61%)(b)	215	216,375
5.74%, 03/20/31, (1-day SOFR + 1.88%)(b)	1,385	1,403,062
6.17%, 01/09/30, (1-day SOFR + 2.50%)(b)	481	491,611
6.50%, 03/09/29, (1-day SOFR + 2.36%)(b)	1,090	1,113,317
6.57%, 06/12/29, (1-day SOFR + 2.70%)(b)	102	104,512
Santander U.K. Group Holdings PLC
3.82%, 11/03/28, (3-mo. SOFR US + 1.66%)(b)	90	88,964
4.86%, 09/11/30, (1-day SOFR Index + 1.55%)(b)	885	876,060
5.69%, 04/15/31, (1-day SOFR Index + 1.52%)(b)	1,085	1,098,642
6.53%, 01/10/29, (1-day SOFR + 2.60%)(b)	810	826,824
Southstate Bank Corp., 7.00%, 06/13/35, (3-mo. CME Term SOFR + 3.19%)(b)	105	108,344
State Street Bank & Trust Co., 4.78%, 11/23/29	35	35,073
State Street Corp.
2.20%, 03/03/31	625	552,480
2.40%, 01/24/30(a)	690	641,282
3.03%, 11/01/34, (1-day SOFR + 1.49%)(b)	638	597,723
3.15%, 03/30/31, (1-day SOFR + 2.65%)(b)	1,040	980,673
4.14%, 12/03/29, (3-mo. CME Term SOFR + 1.29%)(b)	220	217,127
4.53%, 02/20/29, (1-day SOFR + 1.02%)(b)	655	654,323
4.56%, 04/23/32, (1-day SOFR + 0.91%)(b)	500	488,857
4.73%, 02/28/30	395	393,952
4.83%, 04/24/30	625	625,831
5.68%, 11/21/29, (1-day SOFR + 1.48%)(b)	207	211,141
5.82%, 11/04/28, (1-day SOFR + 1.72%)(a)(b)	220	223,091
Sumitomo Mitsui Financial Group, Inc.
1.71%, 01/12/31	2,010	1,742,484
1.90%, 09/17/28	1,775	1,675,821
2.13%, 07/08/30	530	475,350
2.14%, 09/23/30	115	102,435
2.47%, 01/14/29	745	706,037
2.72%, 09/27/29	1,705	1,596,776
2.75%, 01/15/30	2,695	2,504,207
3.04%, 07/16/29	1,770	1,682,173
3.35%, 10/18/27	710	700,548
3.54%, 01/17/28(a)	430	423,740
3.94%, 07/19/28	715	705,797
4.11%, 01/15/29	315	309,827
4.31%, 10/16/28(a)	90	89,176
4.49%, 01/15/32, (1-day SOFR + 1.02%)(b)	1,110	1,077,136
4.66%, 07/08/31, (1-day SOFR + 1.19%)(a)(b)	650	638,725
5.24%, 04/15/30	20	20,100
5.32%, 07/09/29(a)	516	521,929
5.52%, 01/13/28	1,310	1,325,505
5.71%, 01/13/30	105	107,077
5.72%, 09/14/28(a)	475	483,219
5.80%, 07/13/28	598	609,300
Toronto-Dominion Bank (The)
4.36%, 04/23/29	425	419,973
4.41%, 01/13/31	615	601,809
4.69%, 09/15/27	55	55,137
4.78%, 12/17/29	235	234,706
4.81%, 06/03/30	850	845,621
4.86%, 01/31/28	300	300,838
4.99%, 04/05/29	1,080	1,085,316
5.15%, 09/10/34, (5-year CMT + 1.50%)(b)	782	778,640
Schedule of Investments
50

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.16%, 01/10/28	$290	$291,921
5.52%, 07/17/28	1,320	1,340,152
Truist Bank, 2.25%, 03/11/30	35	31,767
Truist Financial Corp.
1.89%, 06/07/29, (1-day SOFR + 0.86%)(b)	920	873,538
3.88%, 03/19/29	765	746,418
4.60%, 01/27/32, (1-day SOFR + 0.97%)(b)	330	321,323
4.87%, 01/26/29, (1-day SOFR + 1.44%)(b)	1,140	1,141,195
5.44%, 01/24/30, (1-day SOFR + 1.62%)(b)	160	161,673
7.16%, 10/30/29, (1-day SOFR + 2.45%)(b)	742	775,372
U.S. Bancorp
1.38%, 07/22/30	625	546,689
3.00%, 07/30/29	674	640,551
3.90%, 04/26/28	335	331,367
4.48%, 01/26/32, (1-day SOFR + 0.87%)(b)	770	749,711
4.65%, 02/01/29, (1-day SOFR + 1.23%)(b)	1,303	1,301,649
5.05%, 02/12/31, (1-day SOFR + 1.06%)(b)	470	469,572
5.08%, 05/15/31, (1-day SOFR + 1.30%)(b)	150	149,981
5.10%, 07/23/30, (1-day SOFR + 1.25%)(b)	731	734,796
5.38%, 01/23/30, (1-day SOFR + 1.56%)(b)	301	304,415
5.78%, 06/12/29, (1-day SOFR + 2.02%)(b)	1,360	1,383,376
UBS AG/London, 5.65%, 09/11/28	1,810	1,845,605
UBS AG/Stamford CT
4.30%, 03/16/29, (1-day SOFR + 0.81%)(b)	1,000	994,204
4.63%, 02/16/32, (1-day SOFR + 1.11%)(b)	1,000	980,111
7.50%, 02/15/28	1,020	1,062,585
Wells Fargo & Co.
2.57%, 02/11/31, (3-mo. CME Term SOFR + 1.26%)(b)	1,060	976,781
2.88%, 10/30/30, (3-mo. CME Term SOFR + 1.43%)(b)	75	70,372
4.15%, 01/24/29	20	19,739
4.48%, 04/04/31, (3-mo. CME Term SOFR + 4.03%)(b)	70	68,662
5.15%, 04/23/31, (1-day SOFR + 1.50%)(b)	1,695	1,698,330
5.20%, 01/23/30, (1-day SOFR + 1.50%)(b)	20	20,133
5.24%, 01/24/31, (1-day SOFR + 1.11%)(b)	560	563,019
5.57%, 07/25/29, (1-day SOFR + 1.74%)(b)	10	10,137
6.30%, 10/23/29, (1-day SOFR + 1.79%)(b)	125	128,623
Series B, 7.95%, 11/15/29	495	536,551
Western Alliance Bank, 6.54%, 11/15/35, (5-year CMT + 2.85%)(b)	20	19,726
Westpac Banking Corp.
1.95%, 11/20/28	1,120	1,058,568
2.65%, 01/16/30(a)	5	4,678
2.67%, 11/15/35, (5-year CMT + 1.75%)(a)(b)	1,990	1,779,832
3.40%, 01/25/28	175	172,494
4.11%, 07/24/34, (5-year CMT + 2.00%)(a)(b)	1,177	1,141,286
4.35%, 07/01/30	485	478,630
5.05%, 04/16/29	328	331,322
5.46%, 11/18/27	25	25,293
5.54%, 11/17/28	100	102,018
		372,113,068
Beverages — 1.5%
Anheuser-Busch InBev Worldwide, Inc.
3.50%, 06/01/30	315	300,961
4.75%, 01/23/29	2,254	2,256,374
4.90%, 01/23/31	30	30,018
Coca-Cola Co. (The)
1.00%, 03/15/28	426	404,552
1.50%, 03/05/28(a)	95	91,043
Security	Par (000)	Value
Beverages (continued)
2.13%, 09/06/29	$200	$186,472
3.45%, 03/25/30	70	67,390
Constellation Brands, Inc.
2.88%, 05/01/30	35	32,476
3.15%, 08/01/29	20	19,053
3.60%, 02/15/28	25	24,609
4.65%, 11/15/28	115	114,580
4.80%, 01/15/29(a)	160	159,835
4.80%, 05/01/30	125	123,991
4.85%, 05/06/31	150	148,137
Diageo Capital PLC
2.00%, 04/29/30	1,950	1,759,284
2.38%, 10/24/29	3,917	3,640,201
3.88%, 05/18/28	575	568,085
5.30%, 10/24/27	3,133	3,160,533
Diageo Investment Corp., 5.13%, 08/15/30	4,410	4,427,553
Keurig Dr Pepper, Inc.
2.25%, 03/15/31	80	70,562
3.95%, 04/15/29	449	438,193
4.60%, 05/25/28(a)	235	234,216
5.05%, 03/15/29	810	811,271
PepsiCo, Inc.
2.75%, 03/19/30	65	60,801
7.00%, 03/01/29	25	26,460
		19,156,650
Biotechnology — 1.4%
Amgen, Inc.
1.65%, 08/15/28	713	672,743
2.45%, 02/21/30	135	124,342
3.00%, 02/22/29	523	501,555
4.05%, 08/18/29	312	305,861
4.20%, 02/19/31(a)	395	382,691
5.15%, 03/02/28	2,657	2,674,150
5.25%, 03/02/30	110	111,006
Biogen, Inc.
2.25%, 05/01/30(a)	2,805	2,544,270
5.05%, 01/15/31	10	10,019
Gilead Sciences, Inc.
1.65%, 10/01/30	1,690	1,489,264
4.25%, 05/20/28	1,795	1,786,830
4.40%, 05/20/29	2,655	2,630,702
4.60%, 05/20/31	1,905	1,874,504
4.80%, 11/15/29	2,625	2,629,784
Illumina, Inc., 5.75%, 12/13/27	65	65,788
Royalty Pharma PLC
2.20%, 09/02/30	390	349,801
4.45%, 03/25/31	190	184,859
5.15%, 09/02/29	10	10,054
		18,348,223
Building Materials — 2.3%
Carrier Global Corp.
2.70%, 02/15/31	1,905	1,729,271
2.72%, 02/15/30	2,840	2,640,318
CRH America Finance, Inc., 4.40%, 02/09/31	4,965	4,829,066
CRH SMW Finance DAC
5.13%, 01/09/30	1,810	1,817,620
5.20%, 05/21/29	4,323	4,359,129
Fortune Brands Innovations, Inc., 3.25%, 09/15/29(a)	2,935	2,790,465
51
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Building Materials (continued)
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
1.75%, 09/15/30	$30	$26,474
5.50%, 04/19/29	868	881,624
Lennox International, Inc., 5.50%, 09/15/28	1,605	1,624,897
Martin Marietta Materials, Inc.
3.50%, 12/15/27	256	252,357
Series CB, 2.50%, 03/15/30	620	569,792
Masco Corp., 1.50%, 02/15/28(a)	445	425,290
Owens Corning
3.50%, 02/15/30	740	704,212
3.95%, 08/15/29(a)	986	961,247
Trane Technologies Financing Ltd., 3.80%, 03/21/29	3,080	3,009,308
Trane Technologies Holdco, Inc., 3.75%, 08/21/28	3,591	3,535,382
		30,156,452
Chemicals — 1.3%
Air Products and Chemicals, Inc., 4.60%, 02/08/29(a)	15	14,972
Dow Chemical Co. (The)
4.80%, 11/30/28	1,174	1,173,565
4.80%, 01/15/31	5	4,905
Ecolab, Inc.
1.30%, 01/30/31	3,620	3,099,446
3.25%, 12/01/27	1,720	1,693,778
4.30%, 06/15/28	45	44,820
4.60%, 06/15/29	550	548,097
4.80%, 03/24/30	170	169,656
4.80%, 06/15/31	660	654,782
5.25%, 01/15/28	1,262	1,273,472
International Flavors & Fragrances, Inc., 4.45%, 09/26/28	1,220	1,211,288
Nutrien Ltd.
2.95%, 05/13/30	185	172,392
4.20%, 04/01/29	1,101	1,083,648
4.85%, 05/29/31	300	296,827
4.90%, 03/27/28	1,203	1,205,736
PPG Industries, Inc.
2.55%, 06/15/30	1,300	1,193,287
2.80%, 08/15/29	2,025	1,911,090
3.75%, 03/15/28	504	497,140
4.38%, 03/15/31	825	802,527
RPM International, Inc., 4.55%, 03/01/29	20	19,826
Sherwin-Williams Co. (The), 2.30%, 05/15/30	160	145,496
		17,216,750
Commercial Services — 0.9%
Automatic Data Processing, Inc.
1.25%, 09/01/30(a)	670	585,243
1.70%, 05/15/28	929	887,586
Block Financial LLC, 2.50%, 07/15/28	185	176,922
RELX Capital, Inc.
3.00%, 05/22/30	970	905,405
4.00%, 03/18/29	3,504	3,437,418
4.75%, 03/27/30	1,735	1,722,096
S&P Global, Inc.
1.25%, 08/15/30(a)	1,260	1,094,771
2.50%, 12/01/29	636	591,719
2.95%, 03/01/29	590	565,428
4.25%, 05/01/29(a)	406	400,459
4.25%, 01/15/31	695	672,592
Security	Par (000)	Value
Commercial Services (continued)
4.75%, 08/01/28	$321	$321,820
Verisk Analytics, Inc., 4.13%, 03/15/29	10	9,833
		11,371,292
Computers — 1.9%
Accenture Capital, Inc.
4.05%, 10/04/29	20	19,572
5.00%, 07/10/31	1,000	996,247
Apple, Inc.
1.20%, 02/08/28	1,830	1,750,245
4.20%, 05/12/30	435	429,867
CGI, Inc., 4.95%, 03/14/30	15	14,848
DXC Technology Co., 2.38%, 09/15/28(a)	555	524,976
Gartner, Inc., 4.95%, 03/20/31(a)	3,235	3,123,039
Hewlett Packard Enterprise Co.
4.05%, 09/15/27	360	358,350
4.15%, 09/15/28	895	884,107
4.40%, 09/25/27	475	474,054
4.40%, 10/15/30	2,050	1,997,074
4.50%, 03/23/28(a)	225	224,211
4.55%, 10/15/29	3,025	2,985,178
4.60%, 03/23/29	180	178,766
5.25%, 07/01/28(a)	1,057	1,064,574
HP, Inc.
3.40%, 06/17/30	640	602,930
4.00%, 04/15/29	205	200,322
4.75%, 01/15/28	517	517,421
5.40%, 04/25/30(a)	185	186,448
IBM International Capital Pte. Ltd.
4.60%, 02/05/29	105	104,427
4.75%, 02/05/31	135	133,195
International Business Machines Corp.
1.95%, 05/15/30	1,785	1,602,353
3.50%, 05/15/29	1,891	1,829,794
4.00%, 02/03/29	300	294,774
4.30%, 02/03/31	345	334,309
4.50%, 02/06/28	480	479,454
4.80%, 02/10/30(a)	790	786,977
6.50%, 01/15/28	105	107,553
NetApp, Inc., 2.70%, 06/22/30	2,615	2,393,154
		24,598,219
Cosmetics & Personal Care — 0.8%
Kenvue, Inc., 5.00%, 03/22/30	35	35,123
Procter & Gamble Co. (The)
3.00%, 03/25/30	1,485	1,405,201
3.95%, 01/26/28	35	34,812
4.05%, 05/01/30	350	343,638
4.15%, 10/24/29	85	84,589
4.35%, 01/29/29	250	249,717
Unilever Capital Corp.
1.38%, 09/14/30	945	829,540
1.75%, 08/12/31	4,000	3,455,214
2.13%, 09/06/29	580	539,070
3.50%, 03/22/28	2,280	2,245,999
4.88%, 09/08/28	760	764,396
		9,987,299
Distribution & Wholesale — 0.3%
LKQ Corp., 5.75%, 06/15/28	4,400	4,449,110
Schedule of Investments
52

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services — 5.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.00%, 10/29/28	$2,779	$2,669,873
3.88%, 01/23/28	140	138,280
4.38%, 11/15/30	205	199,055
4.63%, 10/15/27	426	425,684
4.63%, 09/10/29	2,440	2,412,485
5.10%, 01/19/29	1,059	1,062,076
5.75%, 06/06/28	1,488	1,510,460
6.50%, 01/31/56, (5-year CMT + 2.44%)(b)	2,640	2,649,331
6.95%, 03/10/55, (5-year CMT + 2.72%)(b)	1,805	1,849,690
Ally Financial, Inc.
2.20%, 11/02/28(a)	240	226,614
6.85%, 01/03/30, (1-day SOFR + 2.82%)(b)	487	504,099
6.99%, 06/13/29, (1-day SOFR + 3.26%)(b)	60	61,864
American Express Co.
4.05%, 05/03/29	745	735,024
4.44%, 05/03/30, (1-day SOFR + 0.81%)(b)	770	761,571
4.46%, 02/10/32, (1-day SOFR + 0.87%)(b)	515	501,711
5.02%, 04/25/31, (1-day SOFR + 1.44%)(b)	720	720,919
5.09%, 01/30/31, (1-day SOFR Index + 1.02%)(b)	1,110	1,113,268
5.28%, 07/27/29, (1-day SOFR Index + 1.28%)(b)	875	883,889
5.53%, 04/25/30, (1-day SOFR Index + 1.09%)(b)	1,162	1,180,411
5.85%, 11/05/27	1,260	1,278,894
Apollo Global Management, Inc., 4.60%, 01/15/31	30	29,330
Broadridge Financial Solutions, Inc.
2.60%, 05/01/31(a)	1,400	1,244,695
2.90%, 12/01/29	1,844	1,723,411
Brookfield Asset Management Ltd., 4.83%, 04/15/31	170	166,539
Brookfield Finance, Inc.
3.90%, 01/25/28(a)	843	833,984
4.35%, 04/15/30	370	361,284
4.85%, 03/29/29(a)	1,153	1,150,980
Capital One Financial Corp.
3.27%, 03/01/30, (1-day SOFR + 1.79%)(b)	480	461,043
3.80%, 01/31/28	509	502,955
4.49%, 09/11/31, (1-day SOFR + 1.25%)(b)	485	472,285
4.72%, 01/30/32, (1-day SOFR + 1.15%)(b)	485	473,354
5.25%, 07/26/30, (1-day SOFR + 2.60%)(a)(b)	185	185,898
5.46%, 07/26/30, (1-day SOFR + 1.56%)(b)	105	106,092
5.47%, 02/01/29, (1-day SOFR + 2.08%)(b)	1,110	1,119,453
5.70%, 02/01/30, (1-day SOFR + 1.91%)(b)	296	300,484
6.31%, 06/08/29, (1-day SOFR + 2.64%)(b)	578	591,972
7.62%, 10/30/31, (1-day SOFR + 3.07%)(a)(b)	1,410	1,528,785
Cboe Global Markets, Inc., 1.63%, 12/15/30(a)	3,460	3,006,652
Charles Schwab Corp. (The)
2.00%, 03/20/28	975	937,607
3.20%, 01/25/28	225	220,910
4.00%, 02/01/29(a)	65	64,112
4.34%, 11/14/31, (1-day SOFR + 0.94%)(b)	355	345,520
5.64%, 05/19/29, (1-day SOFR + 2.21%)(b)	409	415,372
6.20%, 11/17/29, (1-day SOFR + 1.88%)(a)(b)	245	252,152
Intercontinental Exchange, Inc.
2.10%, 06/15/30	1,270	1,147,789
3.10%, 09/15/27	10	9,874
3.63%, 09/01/28	170	166,502
3.75%, 09/21/28	111	108,961
3.95%, 12/01/28(a)	110	108,305
4.00%, 09/15/27	660	657,047
4.35%, 06/15/29	725	717,091
Security	Par (000)	Value
Diversified Financial Services (continued)
Jefferies Financial Group, Inc., 5.13%, 04/28/31	$50	$48,939
Lazard Group LLC
4.38%, 03/11/29	466	459,223
4.50%, 09/19/28(a)	180	178,362
LPL Holdings, Inc.
5.15%, 06/15/30	500	497,033
5.20%, 03/15/30	290	289,440
6.75%, 11/17/28	290	300,188
Mastercard, Inc.
2.95%, 06/01/29	65	62,279
3.35%, 03/26/30	1,335	1,272,146
Nasdaq, Inc.
1.65%, 01/15/31(a)	30	26,109
5.35%, 06/28/28	2,039	2,061,824
Nomura Holdings, Inc.
2.17%, 07/14/28	974	927,568
2.61%, 07/14/31	700	617,670
2.68%, 07/16/30	1,800	1,636,202
2.71%, 01/22/29	380	360,355
3.10%, 01/16/30	760	710,288
4.90%, 07/01/30	350	345,519
5.04%, 06/10/36, (5-year CMT + 1.30%)(a)(b)	1,340	1,293,998
5.61%, 07/06/29	745	755,605
5.84%, 01/18/28	225	228,010
6.07%, 07/12/28	360	367,552
ORIX Corp.
4.65%, 09/10/29(a)	274	272,314
5.00%, 09/13/27(a)	110	110,415
Radian Group, Inc., 6.20%, 05/15/29	5	5,138
Raymond James Financial, Inc., 4.65%, 04/01/30	1,445	1,432,709
Sumisho Air Lease Corp.
2.10%, 09/01/28	485	458,938
3.00%, 02/01/30	1,305	1,214,946
3.13%, 12/01/30	2,230	2,048,146
3.25%, 10/01/29(a)	550	521,326
3.63%, 12/01/27	45	44,390
4.63%, 10/01/28	20	19,915
5.10%, 03/01/29	646	646,941
5.30%, 02/01/28	1,205	1,211,777
Synchrony Financial
3.95%, 12/01/27	508	502,382
4.95%, 02/25/32, (1-day SOFR + 1.53%)(b)	2,250	2,179,152
5.02%, 07/29/29, (1-day SOFR + 1.40%)(b)	30	29,907
5.15%, 03/19/29	1,105	1,102,223
5.45%, 03/06/31, (1-day SOFR + 1.68%)(b)	1,415	1,410,493
5.94%, 08/02/30, (1-day SOFR Index + 2.13%)(b)	901	914,162
Visa, Inc.
1.10%, 02/15/31	1,370	1,176,458
2.05%, 04/15/30	135	123,164
4.10%, 02/12/31(a)	165	161,401
Voya Financial, Inc., 4.70%, 01/23/48, (3-mo. SOFR US + 2.34%)(b)	91	89,384
		68,409,627
Electric — 4.7%
AEP Texas, Inc.
3.95%, 06/01/28	2,438	2,403,567
5.45%, 05/15/29	1,454	1,474,233
Atlantic City Electric Co.
2.30%, 03/15/31(a)	2,135	1,901,974
4.00%, 10/15/28(a)	1,058	1,043,596
Avangrid, Inc., 3.80%, 06/01/29	2,917	2,830,699
53
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Baltimore Gas and Electric Co., 2.25%, 06/15/31	$2,010	$1,774,528
CenterPoint Energy Houston Electric LLC
4.80%, 03/15/30	5	4,982
5.20%, 10/01/28	40	40,419
Series AE, 2.35%, 04/01/31	10	8,937
CMS Energy Corp.
3.75%, 12/01/50, (5-year CMT + 2.90%)(b)	520	479,830
4.75%, 06/01/50, (5-year CMT + 4.12%)(a)(b)	355	344,409
Commonwealth Edison Co.
2.20%, 03/01/30	575	525,583
3.70%, 08/15/28	1,798	1,768,307
4.55%, 06/01/31	290	284,381
Connecticut Light and Power Co. (The)
4.65%, 01/01/29	1,140	1,137,187
4.95%, 01/15/30(a)	315	315,650
Edison International
4.13%, 03/15/28	153	150,221
4.80%, 03/15/31	300	287,221
5.25%, 11/15/28	475	472,593
5.45%, 06/15/29	45	45,061
6.25%, 03/15/30	405	409,906
6.95%, 11/15/29	330	341,108
Enel Chile SA, 4.88%, 06/12/28	1,430	1,430,871
Entergy Corp.
5.88%, 06/15/56, (5-year CMT + 2.18%)(b)	505	496,887
7.13%, 12/01/54, (5-year CMT + 2.67%)(b)	70	72,035
Entergy Louisiana LLC, 3.12%, 09/01/27	5	4,949
Entergy Texas, Inc., 4.00%, 03/30/29	45	44,179
Eversource Energy
4.45%, 12/15/30	1,025	997,848
5.45%, 03/01/28	480	484,501
5.95%, 02/01/29(a)	1,249	1,278,622
Series M, 3.30%, 01/15/28	1,055	1,034,715
Series O, 4.25%, 04/01/29	720	709,395
Series R, 1.65%, 08/15/30(a)	1,980	1,738,808
Exelon Corp.
4.05%, 04/15/30	820	793,965
5.13%, 03/15/31	620	621,016
5.15%, 03/15/28	900	905,609
5.15%, 03/15/29	1,623	1,635,132
FirstEnergy Transmission LLC, 4.55%, 01/15/30	1,215	1,197,962
Florida Power & Light Co.
4.40%, 05/15/28	25	24,937
5.05%, 04/01/28	60	60,474
5.15%, 06/15/29	20	20,240
ITC Holdings Corp., 3.35%, 11/15/27	602	592,697
National Grid PLC, 5.60%, 06/12/28	5,121	5,190,511
National Rural Utilities Cooperative Finance Corp.
3.70%, 03/15/29(a)	15	14,607
3.90%, 11/01/28	10	9,823
4.30%, 12/10/30	150	146,102
4.85%, 02/07/29	15	15,038
NextEra Energy Capital Holdings, Inc.
1.90%, 06/15/28	1,345	1,281,296
2.25%, 06/01/30	185	167,721
2.75%, 11/01/29(a)	495	464,986
3.50%, 04/01/29	404	391,231
4.40%, 03/01/31(a)	350	342,056
4.80%, 12/01/77, (3-mo. SOFR US + 2.67%)(b)	335	331,105
4.85%, 02/04/28	290	290,959
4.90%, 02/28/28	623	625,277
Security	Par (000)	Value
Electric (continued)
4.90%, 03/15/29(a)	$877	$878,880
5.00%, 02/28/30(a)	45	45,032
5.05%, 03/15/30	265	265,786
5.65%, 05/01/79(b)	570	567,384
6.38%, 08/15/55, (5-year CMT + 2.05%)(b)	1,125	1,132,441
6.70%, 09/01/54, (5-year CMT + 2.36%)(b)	215	218,511
NSTAR Electric Co.
3.25%, 05/15/29	1,305	1,255,499
3.95%, 04/01/30	140	135,219
4.65%, 05/15/31	575	565,318
4.85%, 03/01/30	410	408,793
Ohio Power Co., Series P, 2.60%, 04/01/30	940	870,332
Oncor Electric Delivery Co. LLC
3.70%, 11/15/28	187	183,108
4.30%, 05/15/28	101	100,457
4.50%, 03/15/31(c)	650	634,582
4.65%, 11/01/29	255	253,352
5.75%, 03/15/29	40	40,863
Pacific Gas and Electric Co.
3.00%, 06/15/28	20	19,369
4.20%, 03/01/29(a)	30	29,423
4.65%, 08/01/28	80	79,723
6.10%, 01/15/29	30	30,700
Public Service Co. of New Hampshire, Series V, 2.20%, 06/15/31	1,000	880,097
Public Service Electric and Gas Co.
2.45%, 01/15/30	25	23,136
3.20%, 05/15/29	60	57,810
3.65%, 09/01/28	25	24,525
3.70%, 05/01/28	75	73,962
Series R, 4.20%, 01/01/31	190	184,280
Public Service Enterprise Group, Inc.
4.90%, 03/15/30	335	334,061
5.20%, 04/01/29	1,494	1,505,278
5.85%, 11/15/27	3,435	3,482,480
5.88%, 10/15/28	838	854,668
San Diego Gas & Electric Co., 4.95%, 08/15/28	56	56,289
Sempra
3.40%, 02/01/28	95	93,245
3.70%, 04/01/29(a)	15	14,554
6.63%, 04/01/55, (5-year CMT + 2.35%)(b)	395	396,056
6.88%, 10/01/54, (5-year CMT + 2.79%)(b)	400	407,156
Southern California Edison Co.
2.25%, 06/01/30(a)	1,110	998,093
2.85%, 08/01/29(a)	301	283,174
5.15%, 06/01/29	501	501,961
5.25%, 03/15/30	105	105,060
5.30%, 03/01/28	215	216,281
5.65%, 10/01/28(a)	744	755,888
5.85%, 11/01/27	91	92,051
6.65%, 04/01/29	20	20,621
Series A, 4.20%, 03/01/29	1,088	1,066,018
Series B, 3.65%, 03/01/28	55	54,011
		61,655,473
Electrical Components & Equipment — 0.3%
ABB Finance USA, Inc., 3.80%, 04/03/28	2,905	2,871,842
Acuity Brands Lighting, Inc., 2.15%, 12/15/30	665	590,563
		3,462,405
Electronics — 0.9%
Allegion PLC, 3.50%, 10/01/29	571	546,776
Schedule of Investments
54

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electronics (continued)
Avnet, Inc.
3.00%, 05/15/31	$750	$668,500
6.25%, 03/15/28	434	441,634
Flex Ltd., 4.88%, 06/15/29	63	62,479
Honeywell International, Inc.
1.95%, 06/01/30	3,120	2,806,988
2.70%, 08/15/29(a)	2,096	1,982,490
Hubbell, Inc., 3.50%, 02/15/28	10	9,841
Keysight Technologies, Inc.
3.00%, 10/30/29(a)	2,085	1,966,023
5.35%, 07/30/30	160	161,610
nVent Finance SARL, 4.55%, 04/15/28(a)	10	9,940
Trimble, Inc., 4.90%, 06/15/28	2,528	2,520,935
Vontier Corp., 2.40%, 04/01/28(a)	97	93,253
		11,270,469
Engineering & Construction — 0.8%
Jacobs Engineering Group, Inc., 6.35%, 08/18/28	5,351	5,493,533
Jacobs Solutions, Inc., 4.75%, 03/03/31	4,873	4,757,260
		10,250,793
Environmental Control — 0.1%
Republic Services, Inc., 3.95%, 05/15/28	10	9,895
Veralto Corp., 5.35%, 09/18/28	1,627	1,644,392
		1,654,287
Food — 1.4%
Ahold Finance USA LLC, 6.88%, 05/01/29	965	1,012,410
Campbell's Co. (The)
2.38%, 04/24/30	1,345	1,215,079
4.15%, 03/15/28	461	456,129
5.20%, 03/21/29	1,108	1,111,891
Conagra Brands, Inc.
1.38%, 11/01/27	1,129	1,085,371
4.85%, 11/01/28	1,397	1,391,085
5.00%, 08/01/30(a)	450	444,290
7.00%, 10/01/28	250	259,475
8.25%, 09/15/30	580	639,943
Flowers Foods, Inc., 2.40%, 03/15/31	960	827,272
General Mills, Inc.
2.88%, 04/15/30	575	534,584
4.20%, 04/17/28	55	54,545
4.88%, 01/30/30	1,830	1,823,839
5.50%, 10/17/28(a)	405	411,053
Hormel Foods Corp., 1.70%, 06/03/28	687	653,691
Ingredion, Inc., 2.90%, 06/01/30	235	218,426
J M Smucker Co. (The), 5.90%, 11/15/28	100	102,364
Kellanova
2.10%, 06/01/30(a)	3,240	2,930,888
3.40%, 11/15/27	1,125	1,110,816
4.30%, 05/15/28(a)	245	243,632
Kraft Heinz Foods Co.
3.75%, 04/01/30	670	641,583
4.63%, 01/30/29	655	653,206
Kroger Co. (The), 4.50%, 01/15/29	180	178,966
McCormick & Co., Inc.
1.85%, 02/15/31	65	56,760
2.50%, 04/15/30	240	220,298
Mondelez International, Inc., 4.75%, 02/20/29	15	14,998
		18,292,594
Security	Par (000)	Value
Forest Products & Paper — 0.0%
Suzano Austria GmbH
2.50%, 09/15/28	$10	$9,503
6.00%, 01/15/29	62	62,924
		72,427
Gas — 1.4%
National Fuel Gas Co.
4.75%, 09/01/28	10	9,969
4.75%, 05/15/29	325	322,440
5.50%, 03/15/30	140	141,260
NiSource, Inc.
1.70%, 02/15/31	2,200	1,903,890
2.95%, 09/01/29	1,200	1,134,819
3.60%, 05/01/30	1,350	1,288,301
4.75%, 05/18/31	300	295,788
5.20%, 07/01/29	2,506	2,530,592
5.25%, 03/30/28	290	292,428
5.75%, 07/15/56, (5-year CMT + 2.04%)(a)(b)	1,000	984,057
6.95%, 11/30/54, (5-year CMT + 2.45%)(b)	610	625,914
ONE Gas, Inc.
2.00%, 05/15/30	2,545	2,294,144
5.10%, 04/01/29	3,283	3,306,311
Piedmont Natural Gas Co., Inc.
2.50%, 03/15/31	145	129,932
3.50%, 06/01/29	255	246,302
Southern California Gas Co., Series XX, 2.55%, 02/01/30	65	60,195
Southwest Gas Corp.
2.20%, 06/15/30	2,665	2,402,805
5.45%, 03/23/28(a)	50	50,483
Spire, Inc., 6.25%, 06/01/56, (5-year CMT + 2.56%)(b)	750	746,940
		18,766,570
Health Care - Products — 0.8%
Agilent Technologies, Inc.
2.10%, 06/04/30	540	487,295
2.75%, 09/15/29	475	446,801
Augusta SpinCo Corp., 4.66%, 03/23/31	1,025	1,007,199
Baxter International, Inc.
2.27%, 12/01/28(a)	10	9,424
4.90%, 12/15/30	370	363,336
Dentsply Sirona, Inc., 3.25%, 06/01/30(a)	185	171,017
Edwards Lifesciences Corp., 4.30%, 06/15/28	2,020	2,005,016
Revvity, Inc.
1.90%, 09/15/28	385	363,108
3.30%, 09/15/29	1,785	1,697,120
Solventum Corp., 5.40%, 03/01/29	44	44,477
STERIS Irish FinCo UnLtd Co., 2.70%, 03/15/31	3,880	3,492,374
Zimmer Biomet Holdings, Inc.
5.05%, 02/19/30(a)	110	110,240
5.35%, 12/01/28(a)	827	835,831
		11,033,238
Health Care - Services — 2.8%
Cigna Group (The)
2.38%, 03/15/31	760	678,396
2.40%, 03/15/30(a)	215	197,437
3.05%, 10/15/27(a)	1,485	1,461,313
4.38%, 10/15/28	3,240	3,214,582
5.00%, 05/15/29	330	332,046
Elevance Health, Inc.
2.25%, 05/15/30	400	363,670
55
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
2.88%, 09/15/29(a)	$1,244	$1,174,330
3.65%, 12/01/27	2,067	2,044,409
4.00%, 09/15/28	290	286,004
4.10%, 03/01/28	935	927,246
4.75%, 02/15/30(a)	810	804,448
5.15%, 06/15/29	2,167	2,184,585
HCA, Inc.
3.38%, 03/15/29	882	850,706
4.13%, 06/15/29	253	248,105
5.20%, 06/01/28	770	775,273
5.25%, 03/01/30(a)	300	301,945
5.63%, 09/01/28	555	562,057
5.88%, 02/01/29	120	122,258
Humana, Inc.
3.13%, 08/15/29	935	888,163
3.70%, 03/23/29	1,060	1,027,968
4.88%, 04/01/30	660	653,674
5.38%, 04/15/31	1,270	1,272,094
5.75%, 03/01/28	405	410,172
5.75%, 12/01/28	761	773,733
Icon Investments Six DAC, 5.42%, 08/13/31(c)	3,000	2,986,063
ICON Investments Six DAC, 5.85%, 05/08/29	1,210	1,231,729
IQVIA, Inc.
5.70%, 05/15/28(a)	913	923,785
6.25%, 02/01/29	935	960,487
Laboratory Corp. of America Holdings
2.95%, 12/01/29	110	103,430
3.60%, 09/01/27(a)	849	841,784
4.35%, 04/01/30	445	435,502
Quest Diagnostics, Inc.
2.95%, 06/30/30	895	832,430
4.20%, 06/30/29	1,374	1,350,618
4.60%, 12/15/27	75	75,032
4.63%, 12/15/29	155	153,825
UnitedHealth Group, Inc.
3.85%, 06/15/28	1,080	1,066,641
3.88%, 12/15/28	775	761,861
4.00%, 05/15/29	1,072	1,052,021
4.25%, 01/15/29	925	915,313
4.70%, 04/15/29	484	483,651
5.25%, 02/15/28	1,360	1,373,784
		37,102,570
Holding Companies - Diversified — 0.6%
HA Sustainable Infrastructure Capital, Inc., 6.15%, 01/15/31(a)	2,190	2,226,251
North Haven Private Income Fund LLC
5.13%, 09/25/28	1,865	1,817,697
5.75%, 02/01/30(a)	3,690	3,573,636
		7,617,584
Home Builders — 0.0%
DR Horton, Inc., 1.40%, 10/15/27	10	9,660
Home Furnishings — 0.5%
Leggett & Platt, Inc.
3.50%, 11/15/27(a)	483	472,970
4.40%, 03/15/29(a)	1,374	1,327,490
Sony Group Corp., 4.66%, 06/30/31	4,280	4,220,200
		6,020,660
Security	Par (000)	Value
Household Products & Wares — 1.4%
Avery Dennison Corp.
2.65%, 04/30/30	$805	$742,283
4.88%, 12/06/28	260	260,576
Clorox Co. (The)
1.80%, 05/15/30(a)	2,725	2,430,834
3.10%, 10/01/27(a)	231	227,640
3.90%, 05/15/28	2,345	2,312,709
4.40%, 05/01/29	2,450	2,419,941
4.70%, 05/15/31	1,740	1,705,993
Kimberly-Clark Corp.
1.05%, 09/15/27	3,825	3,701,210
3.10%, 03/26/30	3,115	2,938,388
3.20%, 04/25/29	935	899,447
3.95%, 11/01/28	705	695,762
		18,334,783
Insurance — 1.8%
Aegon Ltd., 5.50%, 04/11/48, (6-mo. SOFR US + 3.97%)(b)	1,800	1,799,222
American International Group, Inc., Series A-9, 5.75%, 04/01/48, (3-mo. SOFR US + 3.13%)(a)(b)	45	45,168
Aon Corp., 4.50%, 12/15/28	60	59,594
Aon North America, Inc., 5.15%, 03/01/29	39	39,266
Assurant, Inc.
3.70%, 02/22/30	3,525	3,353,109
4.90%, 03/27/28	454	454,470
Assured Guaranty U.S. Holdings, Inc., 6.13%, 09/15/28	30	30,701
Axis Specialty Finance LLC
3.90%, 07/15/29	280	271,055
4.90%, 01/15/40, (5-year CMT + 3.19%)(b)	360	352,417
Axis Specialty Finance PLC, 4.00%, 12/06/27	40	39,601
Brighthouse Financial, Inc., 3.70%, 06/22/27(a)	30	29,710
CNO Financial Group, Inc., 5.25%, 05/30/29	1,317	1,315,739
Equitable Holdings, Inc., 4.35%, 04/20/28	436	432,627
Hartford Insurance Group, Inc. (The), 2.80%, 08/19/29	4,175	3,949,172
Marsh & McLennan Companies, Inc.
2.25%, 11/15/30	20	17,933
4.38%, 03/15/29	130	128,637
4.65%, 03/15/30(a)	475	471,499
MetLife, Inc., 4.55%, 03/23/30(a)	955	946,201
Principal Financial Group, Inc., 3.70%, 05/15/29	140	135,626
Progressive Corp. (The)
3.20%, 03/26/30	2,700	2,551,438
4.00%, 03/01/29	315	309,878
4.60%, 03/26/31(a)	115	113,102
6.63%, 03/01/29	50	52,191
Prudential Financial, Inc.
2.10%, 03/10/30(a)	1,835	1,676,126
3.70%, 10/01/50, (5-year CMT + 3.04%)(b)	995	916,090
3.88%, 03/27/28	1,152	1,139,896
4.50%, 09/15/47, (3-mo. SOFR US + 2.64%)(a)(b)	589	582,437
5.70%, 09/15/48, (3-mo. SOFR US + 2.93%)(a)(b)	926	926,596
Prudential Funding Asia PLC, 3.13%, 04/14/30(a)	890	838,597
Willis North America, Inc.
2.95%, 09/15/29	46	43,310
4.50%, 09/15/28	706	701,172
4.55%, 03/15/31	320	310,630
		24,033,210
Schedule of Investments
56

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Internet — 0.2%
Alibaba Group Holding Ltd., 3.40%, 12/06/27(a)	$413	$407,094
Amazon.com, Inc.
1.65%, 05/12/28	125	119,185
3.45%, 04/13/29(a)	10	9,703
4.25%, 03/13/31	950	921,581
Baidu, Inc., 4.38%, 03/29/28	455	452,605
eBay, Inc., 2.70%, 03/11/30	145	133,968
MercadoLibre, Inc., 3.13%, 01/14/31	445	404,868
Uber Technologies, Inc., 4.15%, 01/15/31	755	728,938
Weibo Corp., 3.38%, 07/08/30	10	9,306
		3,187,248
Iron & Steel — 0.1%
Nucor Corp., 3.95%, 05/01/28(a)	942	933,270
Steel Dynamics, Inc.
1.65%, 10/15/27	15	14,527
4.00%, 12/15/28	275	270,337
		1,218,134
Leisure Time — 0.0%
Brunswick Corp./DE, 5.85%, 03/18/29	30	30,499
Lodging — 0.3%
Choice Hotels International, Inc.
3.70%, 12/01/29(a)	680	650,761
3.70%, 01/15/31(a)	480	448,335
Las Vegas Sands Corp.
5.30%, 05/15/31	225	222,216
6.00%, 06/14/30	1,095	1,115,590
Sands China Ltd.
2.85%, 03/08/29	317	300,206
4.38%, 06/18/30	95	91,910
5.40%, 08/08/28	1,396	1,404,755
		4,233,773
Machinery — 2.5%
Caterpillar Financial Services Corp.
1.10%, 09/14/27(a)	90	87,092
4.15%, 01/08/31	265	257,741
4.38%, 08/16/29	280	277,736
4.40%, 10/15/27	80	79,985
4.40%, 03/03/28	170	169,733
4.60%, 11/15/27	55	55,115
4.70%, 11/15/29	935	935,224
4.80%, 01/08/30	265	266,901
4.85%, 02/27/29	425	427,131
Series L, 4.20%, 05/15/28	425	423,169
Series L, 4.30%, 05/15/29	425	420,580
Series L, 4.50%, 05/15/31	275	270,214
Caterpillar, Inc.
2.60%, 09/19/29	135	127,178
2.60%, 04/09/30	50	46,488
CNH Industrial Capital LLC
4.38%, 03/07/31	100	96,659
4.50%, 10/08/27	590	589,573
4.50%, 10/16/30(a)	2,930	2,851,798
4.55%, 04/10/28(a)	650	646,605
4.75%, 03/21/28	510	509,399
4.95%, 06/25/31	75	74,017
5.10%, 04/20/29	1,825	1,829,591
5.50%, 01/12/29	1,187	1,200,738
CNH Industrial NV, 3.85%, 11/15/27(a)	4,772	4,724,865
Deere & Co., 3.10%, 04/15/30	20	18,879
Security	Par (000)	Value
Machinery (continued)
Flowserve Corp., 3.50%, 10/01/30	$35	$32,854
IDEX Corp.
3.00%, 05/01/30	200	186,420
4.95%, 09/01/29	545	544,309
Ingersoll Rand, Inc.
5.18%, 06/15/29	5	5,056
5.40%, 08/14/28	16	16,193
John Deere Capital Corp.
1.45%, 01/15/31	545	472,000
1.50%, 03/06/28	838	801,980
2.45%, 01/09/30	45	41,796
2.80%, 09/08/27	65	64,002
2.80%, 07/18/29(a)	422	400,903
3.05%, 01/06/28	60	58,921
3.35%, 04/18/29	90	87,126
3.45%, 03/07/29	147	142,977
4.15%, 09/15/27	126	125,717
4.38%, 10/15/30	255	250,853
4.50%, 01/16/29	161	160,571
4.70%, 06/10/30	85	84,721
4.75%, 01/20/28	927	931,002
4.85%, 06/11/29	538	541,059
4.90%, 03/03/28	700	704,547
4.95%, 07/14/28	623	628,102
Series I, 3.90%, 03/09/29(a)	275	270,101
Series I, 4.20%, 03/10/31	180	174,886
Series I, 4.55%, 06/05/30	145	143,764
Oshkosh Corp.
3.10%, 03/01/30	2,685	2,524,769
4.60%, 05/15/28	2,534	2,521,583
Otis Worldwide Corp., 5.25%, 08/16/28	145	146,368
Westinghouse Air Brake Technologies Corp.
4.70%, 09/15/28	35	34,929
4.90%, 05/29/30	225	223,967
Xylem, Inc./New York
1.95%, 01/30/28	1,341	1,291,640
2.25%, 01/30/31(a)	2,755	2,459,201
		32,458,728
Manufacturing — 0.9%
3M Co.
2.38%, 08/26/29	2,065	1,929,274
2.88%, 10/15/27	2,860	2,809,453
3.05%, 04/15/30(a)	1,290	1,211,224
3.38%, 03/01/29	726	702,906
3.63%, 09/14/28(a)	1,178	1,155,470
4.80%, 03/15/30(a)	1,355	1,352,350
DuPont de Nemours, Inc.
4.73%, 11/15/28(a)	50	49,902
4.73%, 11/15/28(c)	119	118,546
Pentair Finance SARL, 4.50%, 07/01/29	2,725	2,679,980
Teledyne Technologies, Inc., 2.25%, 04/01/28	5	4,811
Textron, Inc., 3.38%, 03/01/28	10	9,794
		12,023,710
Media — 0.3%
Charter Communications Operating LLC/Charter Communications Operating Capital
2.25%, 01/15/29	1,525	1,415,526
3.75%, 02/15/28	510	499,895
4.20%, 03/15/28	245	241,428
5.05%, 03/30/29	55	54,535
57
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Media (continued)
6.10%, 06/01/29	$55	$55,930
Comcast Corp., 3.55%, 05/01/28	5	4,906
Fox Corp., 4.71%, 01/25/29(a)	151	150,292
Walt Disney Co. (The), 2.20%, 01/13/28(a)	1,072	1,041,982
		3,464,494
Oil & Gas — 1.2%
BP Capital Markets America, Inc.
3.63%, 04/06/30	65	62,475
3.94%, 09/21/28	45	44,368
4.23%, 11/06/28	70	69,400
4.70%, 04/10/29	65	65,028
5.02%, 11/17/27	60	60,367
BP Capital Markets PLC
3.28%, 09/19/27(a)	55	54,388
3.72%, 11/28/28	30	29,407
ConocoPhillips Co.
4.70%, 01/15/30(a)	735	732,099
6.95%, 04/15/29	260	273,975
Diamondback Energy, Inc.
3.50%, 12/01/29	300	287,585
5.15%, 01/30/30	870	876,542
Eni USA, Inc., 7.30%, 11/15/27	10	10,302
EQT Corp.
3.90%, 10/01/27	1,125	1,115,170
4.75%, 01/15/31	120	117,983
5.00%, 01/15/29	725	725,428
5.70%, 04/01/28	248	251,349
7.00%, 02/01/30	370	390,818
7.50%, 06/01/30	40	42,777
Hess Corp., 7.88%, 10/01/29	555	604,141
Marathon Petroleum Corp.
3.80%, 04/01/28	10	9,863
5.15%, 03/01/30	130	130,816
Ovintiv, Inc., 8.13%, 09/15/30	655	721,119
Phillips 66
3.15%, 12/15/29	265	251,971
3.75%, 03/01/28	400	395,829
3.90%, 03/15/28	611	605,810
4.95%, 12/01/27	65	65,285
Series A, 5.88%, 03/15/56, (5-year CMT + 2.28%)(b)	510	504,168
Shell Finance U.S., Inc., 3.88%, 11/13/28	805	793,219
Shell International Finance BV, 3.88%, 11/13/28(a)	15	14,822
TotalEnergies Capital International SA
2.83%, 01/10/30	810	761,791
3.46%, 02/19/29	1,540	1,498,930
TotalEnergies Capital SA, 3.88%, 10/11/28	1,606	1,586,820
Valero Energy Corp.
2.15%, 09/15/27	110	107,422
4.00%, 04/01/29	78	76,407
4.35%, 06/01/28	10	9,955
5.15%, 02/15/30	315	317,008
Woodside Finance Ltd., 5.40%, 05/19/30	2,695	2,718,445
		16,383,282
Oil & Gas Services — 0.0%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.
3.14%, 11/07/29	40	38,003
3.34%, 12/15/27(a)	210	206,970
Security	Par (000)	Value
Oil & Gas Services (continued)
4.49%, 05/01/30	$10	$9,851
		254,824
Packaging & Containers — 0.2%
Amcor Finance USA, Inc., 4.50%, 05/15/28	20	19,902
Amcor Flexibles North America, Inc., 2.63%, 06/19/30	780	715,560
Amcor Group Finance PLC, 5.45%, 05/23/29	70	70,942
AptarGroup, Inc., 4.75%, 03/30/31(a)	705	691,607
Berry Global, Inc., 5.50%, 04/15/28(a)	110	111,239
WestRock MWV LLC, 7.95%, 02/15/31	40	44,245
WRKCo, Inc.
3.90%, 06/01/28	299	294,304
4.00%, 03/15/28(a)	20	19,775
4.90%, 03/15/29(a)	112	111,979
		2,079,553
Pharmaceuticals — 3.2%
AbbVie, Inc.
3.20%, 11/21/29	960	913,943
3.78%, 03/03/28	595	588,025
4.13%, 03/15/31(a)	445	430,216
4.25%, 11/14/28	340	337,258
4.80%, 03/15/29	230	230,310
4.88%, 03/15/30	2,210	2,211,089
Astrazeneca Finance LLC
1.75%, 05/28/28	1,593	1,519,835
4.00%, 03/02/31	260	250,424
4.85%, 02/26/29(a)	75	75,358
4.88%, 03/03/28	435	437,349
4.90%, 03/03/30	20	20,053
AstraZeneca PLC, 4.00%, 01/17/29	15	14,812
Becton Dickinson & Co., 4.87%, 02/08/29	100	100,045
Bristol-Myers Squibb Co.
3.90%, 02/20/28(a)	15	14,885
4.90%, 02/22/29	15	15,113
Cardinal Health, Inc.
4.50%, 09/15/30	1,605	1,574,425
5.00%, 11/15/29	2,575	2,578,750
5.13%, 02/15/29	1,850	1,862,334
Cencora, Inc.
2.70%, 03/15/31	745	673,836
2.80%, 05/15/30	255	236,084
3.45%, 12/15/27	40	39,434
3.95%, 02/13/29	260	254,865
4.25%, 11/15/30(a)	250	242,443
4.85%, 12/15/29(a)	505	504,348
CVS Health Corp.
3.75%, 04/01/30	75	71,896
4.30%, 03/25/28	1,324	1,315,168
5.00%, 01/30/29(a)	158	158,666
5.13%, 02/21/30	50	50,187
Eli Lilly & Co.
4.15%, 05/20/29	120	118,738
4.38%, 05/20/31	225	220,388
4.75%, 02/12/30	250	250,385
GlaxoSmithKline Capital PLC, 3.38%, 06/01/29	295	285,646
GlaxoSmithKline Capital, Inc.
3.88%, 05/15/28	604	598,000
4.50%, 04/15/30	855	847,396
McKesson Corp.
3.95%, 02/16/28	90	89,218
Schedule of Investments
58

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
4.25%, 09/15/29	$30	$29,536
4.65%, 05/30/30	290	287,594
4.90%, 07/15/28(a)	535	537,545
Merck & Co., Inc.
1.90%, 12/10/28	115	108,469
3.40%, 03/07/29	94	91,355
3.85%, 03/15/29	225	221,150
4.05%, 05/17/28	525	521,787
Merck Sharp & Dohme Corp., 5.95%, 12/01/28	126	129,642
Novartis Capital Corp.
2.20%, 08/14/30	4,580	4,154,380
3.80%, 09/18/29(a)	605	590,612
3.90%, 11/05/28	520	513,069
4.10%, 03/16/29(a)	420	414,870
4.10%, 11/05/30	2,895	2,813,933
4.40%, 03/18/31	555	544,221
Pfizer Investment Enterprises Pte. Ltd., 4.45%, 05/19/28	1,026	1,023,440
Pfizer, Inc.
3.45%, 03/15/29	47	45,721
3.60%, 09/15/28(a)	115	112,987
4.20%, 11/15/30	310	302,605
Pharmacia LLC, 6.60%, 12/01/28	35	36,430
Takeda Pharmaceutical Co. Ltd., 5.00%, 11/26/28	15	15,048
Viatris, Inc.
2.30%, 06/22/27	170	166,741
2.70%, 06/22/30	200	181,705
Zoetis, Inc.
2.00%, 05/15/30	4,160	3,743,769
3.00%, 09/12/27	3,450	3,403,145
3.90%, 08/20/28	1,630	1,605,838
4.15%, 08/17/28	875	866,416
		41,592,930
Pipelines — 4.6%
Cheniere Corpus Christi Holdings LLC, 3.70%, 11/15/29	3,707	3,573,377
Cheniere Energy, Inc., 4.63%, 10/15/28	7,170	7,131,255
Enbridge, Inc.
3.13%, 11/15/29	1,160	1,099,443
4.20%, 11/20/28	250	247,064
4.50%, 02/15/31	350	341,322
4.60%, 06/20/28(a)	150	149,640
4.85%, 03/27/31	1,190	1,176,242
4.90%, 06/20/30	215	214,284
5.30%, 04/05/29	1,150	1,162,249
6.00%, 11/15/28	1,728	1,770,613
7.38%, 03/15/55, (5-year CMT + 3.12%)(b)	2,000	2,084,530
Energy Transfer LP
5.25%, 07/01/29	25	25,248
5.55%, 02/15/28	825	834,121
Enterprise Products Operating LLC
4.15%, 10/16/28	280	277,239
4.60%, 01/15/31	170	167,702
5.38%, 02/15/78, (3-mo. CME Term SOFR + 2.83%)(a)(b)	451	449,852
Kinder Morgan Energy Partners LP, 7.40%, 03/15/31	550	600,240
Kinder Morgan, Inc.
2.00%, 02/15/31	2,645	2,323,721
4.30%, 03/01/28	1,492	1,486,268
5.00%, 02/01/29(a)	1,656	1,664,935
Security	Par (000)	Value
Pipelines (continued)
5.10%, 08/01/29(a)	$1,581	$1,593,860
5.15%, 06/01/30	2,825	2,846,986
MPLX LP
4.00%, 03/15/28	460	454,754
4.25%, 12/01/27	50	49,761
4.80%, 02/15/29	50	49,929
ONEOK, Inc.
3.10%, 03/15/30	845	791,683
3.25%, 06/01/30	220	206,192
3.40%, 09/01/29	1,227	1,174,965
4.25%, 09/24/27	100	99,727
4.35%, 03/15/29	1,034	1,020,070
4.40%, 10/15/29	980	966,018
4.55%, 07/15/28	510	507,945
5.38%, 06/01/29	1,016	1,025,871
5.65%, 11/01/28(a)	815	828,455
Sabine Pass Liquefaction LLC, 4.20%, 03/15/28	80	79,468
Targa Resources Corp.
4.35%, 01/15/29	255	252,545
4.35%, 04/15/31(a)	2,110	2,042,645
4.90%, 09/15/30	285	282,812
6.15%, 03/01/29	2,134	2,194,440
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.88%, 02/01/31	10	9,866
5.00%, 01/15/28(a)	676	675,680
5.50%, 03/01/30	65	65,418
Tennessee Gas Pipeline Co. LLC, 7.00%, 10/15/28	30	31,323
TransCanada PipeLines Ltd.
4.10%, 04/15/30	950	920,328
4.25%, 05/15/28	85	84,370
7.00%, 06/01/65, (5-year CMT + 2.61%)(b)	810	827,764
Transcontinental Gas Pipe Line Co. LLC, 4.00%, 03/15/28	30	29,726
Valero Energy Partners LP, 4.50%, 03/15/28	12	11,954
Western Midstream Operating LP
4.05%, 02/01/30	1,860	1,794,202
4.50%, 03/01/28	763	759,395
4.75%, 08/15/28	1,003	1,000,930
4.80%, 03/01/31	175	171,738
6.35%, 01/15/29	1,404	1,446,346
Williams Companies, Inc. (The)
2.60%, 03/15/31	4,315	3,869,115
3.50%, 11/15/30	835	783,620
4.63%, 06/30/30	620	610,504
4.80%, 11/15/29	955	952,777
4.90%, 03/15/29	1,815	1,817,641
5.30%, 08/15/28	1,260	1,272,928
Series A, 7.50%, 01/15/31	240	263,512
		60,646,608
Real Estate — 0.4%
CBRE Services, Inc.
4.80%, 06/15/30	1,810	1,790,782
5.50%, 04/01/29	1,727	1,751,037
Jones Lang LaSalle, Inc., 6.88%, 12/01/28	1,160	1,206,561
		4,748,380
Real Estate Investment Trusts — 6.1%
American Tower Corp.
1.50%, 01/31/28	790	755,332
1.88%, 10/15/30	910	801,784
59
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
2.10%, 06/15/30	$1,185	$1,063,256
2.70%, 04/15/31	2,080	1,871,654
2.90%, 01/15/30(a)	2,800	2,614,602
3.60%, 01/15/28(a)	260	256,164
3.80%, 08/15/29(a)	1,102	1,069,303
3.95%, 03/15/29	1,715	1,676,617
4.90%, 03/15/30	935	930,216
5.00%, 01/31/30	400	399,714
5.20%, 02/15/29	528	531,665
5.25%, 07/15/28(a)	629	633,668
5.50%, 03/15/28(a)	283	286,030
5.80%, 11/15/28	976	994,795
Boston Properties LP
2.90%, 03/15/30(a)	355	329,342
3.25%, 01/30/31(a)	215	198,118
3.40%, 06/21/29	1,185	1,136,220
4.50%, 12/01/28(a)	1,720	1,706,171
6.75%, 12/01/27	765	782,893
Brixmor Operating Partnership LP
2.25%, 04/01/28(a)	35	33,643
4.05%, 07/01/30	750	721,210
COPT Defense Properties LP
2.00%, 01/15/29(a)	1,300	1,215,669
4.50%, 10/15/30	150	146,213
Crown Castle, Inc.
2.10%, 04/01/31	1,980	1,723,491
2.25%, 01/15/31	1,995	1,758,747
3.10%, 11/15/29	849	799,578
3.30%, 07/01/30	435	405,650
3.65%, 09/01/27	233	231,003
3.80%, 02/15/28	3,190	3,143,098
4.30%, 02/15/29	825	811,719
4.80%, 09/01/28(a)	1,375	1,373,645
4.90%, 09/01/29(a)	839	836,018
5.00%, 01/11/28	1,166	1,168,906
5.60%, 06/01/29	1,611	1,635,188
Digital Realty Trust LP
3.60%, 07/01/29	4,321	4,166,843
4.45%, 07/15/28	2,507	2,489,682
5.55%, 01/15/28	765	772,241
DOC DR LLC, 3.95%, 01/15/28	199	196,909
EPR Properties, 4.50%, 06/01/27	385	384,123
Equinix Asia Financing Corp. Pte. Ltd., 4.40%, 03/15/31	3,155	3,040,706
Equinix Europe 2 Financing Corp. LLC, 4.60%, 11/15/30	3,895	3,796,562
Equinix, Inc.
1.55%, 03/15/28	519	494,445
2.00%, 05/15/28	455	434,525
2.15%, 07/15/30	2,470	2,207,639
2.50%, 05/15/31	1,510	1,336,028
3.20%, 11/18/29	3,501	3,312,256
ERP Operating LP
1.90%, 12/01/28	965	906,740
2.30%, 03/01/30	95	87,043
3.20%, 01/15/28	325	318,928
3.30%, 06/01/29	160	154,008
3.50%, 03/01/28	240	236,132
4.35%, 12/01/30	185	180,596
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Federal Realty OP LP
3.20%, 06/15/29	$155	$148,267
5.38%, 05/01/28	1,130	1,139,461
Healthpeak OP LLC
2.13%, 12/01/28(a)	870	820,432
2.88%, 01/15/31	30	27,288
3.00%, 01/15/30(a)	226	211,631
3.50%, 07/15/29	80	76,889
Highwoods Realty LP
4.13%, 03/15/28	310	305,598
4.20%, 04/15/29	20	19,515
Host Hotels & Resorts LP
Series H, 3.38%, 12/15/29	195	184,855
Series I, 3.50%, 09/15/30	545	510,155
Invitation Homes Operating Partnership LP, 2.30%, 11/15/28	100	94,641
Kilroy Realty LP
3.05%, 02/15/30(a)	55	50,537
4.75%, 12/15/28	65	64,360
LXP Industrial Trust
2.70%, 09/15/30	25	22,623
6.75%, 11/15/28	3	3,087
Omega Healthcare Investors, Inc.
4.75%, 01/15/28(a)	290	289,214
5.20%, 07/01/30	125	124,154
Piedmont Operating Partnership LP, 3.15%, 08/15/30	250	228,488
Prologis LP
1.63%, 03/15/31	80	69,073
1.75%, 07/01/30(a)	1,465	1,304,494
1.75%, 02/01/31	80	69,694
2.25%, 04/15/30	310	282,817
3.38%, 12/15/27	695	685,775
3.88%, 09/15/28	230	226,621
4.00%, 09/15/28	438	432,622
4.38%, 02/01/29	342	339,211
4.88%, 06/15/28(a)	1,334	1,340,891
Public Storage Operating Co.
1.85%, 05/01/28	5	4,783
3.39%, 05/01/29	95	91,804
5.13%, 01/15/29	10	10,111
Rayonier LP, 2.75%, 05/17/31	75	66,658
Realty Income Corp.
3.40%, 01/15/28	370	364,025
3.65%, 01/15/28	125	123,409
3.95%, 02/01/29	160	157,079
4.75%, 02/15/29	40	39,992
SBA Communications Corp.
3.13%, 02/01/29	3,250	3,108,043
5.15%, 07/15/31	4,110	4,077,338
Ventas Realty LP
4.00%, 03/01/28	50	49,442
4.40%, 01/15/29	151	149,521
VICI Properties LP
4.75%, 02/15/28	310	309,365
4.75%, 04/01/28	35	34,902
4.95%, 02/15/30	60	59,190
Welltower OP LLC
2.05%, 01/15/29	555	521,851
2.75%, 01/15/31	40	36,494
3.10%, 01/15/30	85	80,206
Schedule of Investments
60

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
4.13%, 03/15/29	$648	$638,246
4.25%, 04/15/28	430	427,549
4.50%, 07/01/30	510	502,507
Weyerhaeuser Co.
4.00%, 11/15/29	80	77,714
4.00%, 04/15/30	670	647,082
6.95%, 10/01/27	216	221,073
		79,427,505
Retail — 2.5%
AutoNation, Inc.
1.95%, 08/01/28	120	113,591
3.80%, 11/15/27(a)	50	49,400
4.45%, 01/15/29	120	118,363
4.75%, 06/01/30	660	647,889
Best Buy Co., Inc.
1.95%, 10/01/30(a)	2,475	2,190,134
4.45%, 10/01/28	4,382	4,354,384
Genuine Parts Co.
1.88%, 11/01/30	1,605	1,393,345
4.95%, 08/15/29	610	606,539
6.50%, 11/01/28	225	231,290
Home Depot, Inc. (The)
0.90%, 03/15/28(a)	177	167,879
1.38%, 03/15/31	10	8,586
1.50%, 09/15/28	1,132	1,066,595
2.70%, 04/15/30	1,210	1,126,342
2.80%, 09/14/27	1,084	1,067,592
2.95%, 06/15/29	1,537	1,470,332
3.75%, 09/15/28(a)	140	137,956
3.90%, 12/06/28	258	254,717
3.95%, 09/15/30	160	155,225
4.75%, 06/25/29	1,100	1,103,096
4.90%, 04/15/29	803	808,308
Lowe's Companies, Inc.
1.30%, 04/15/28(a)	462	438,019
1.70%, 09/15/28	480	452,051
1.70%, 10/15/30	945	829,225
2.63%, 04/01/31	1,910	1,723,275
3.65%, 04/05/29(a)	1,539	1,496,196
4.50%, 04/15/30	1,350	1,331,432
6.50%, 03/15/29	275	286,521
Lowe's Cos, Inc.
3.95%, 10/15/27	465	461,927
4.00%, 10/15/28(a)	460	453,137
4.25%, 03/15/31	890	861,544
McDonald's Corp.
2.13%, 03/01/30	45	41,093
2.63%, 09/01/29(a)	85	80,066
3.80%, 04/01/28(a)	75	74,086
4.60%, 05/15/30	150	149,061
4.80%, 08/14/28	120	120,384
5.00%, 05/17/29	75	75,560
Starbucks Corp.
2.25%, 03/12/30	10	9,131
3.50%, 03/01/28	40	39,344
4.00%, 11/15/28	5	4,925
Target Corp.
2.35%, 02/15/30	1,000	922,796
3.38%, 04/15/29	105	101,924
Security	Par (000)	Value
Retail (continued)
Tractor Supply Co., 1.75%, 11/01/30	$6,645	$5,803,688
		32,826,948
Semiconductors — 3.0%
Analog Devices, Inc., 4.50%, 06/15/30	1,785	1,764,177
Applied Materials, Inc.
1.75%, 06/01/30	1,340	1,196,913
4.00%, 01/15/31	1,810	1,745,364
4.80%, 06/15/29	3,332	3,343,041
Broadcom, Inc.
2.45%, 02/15/31	355	315,258
4.00%, 04/15/29	215	210,395
4.15%, 11/15/30(a)	120	115,182
4.20%, 10/15/30	265	254,862
4.30%, 01/15/31	255	245,720
4.35%, 02/15/30	260	253,412
4.60%, 07/15/30	985	964,541
4.75%, 04/15/29	130	129,635
5.00%, 04/15/30	15	14,947
5.05%, 04/15/30	1,365	1,359,848
Intel Corp.
1.60%, 08/12/28	1,930	1,817,818
2.45%, 11/15/29	618	571,505
3.90%, 03/25/30	580	557,859
4.00%, 08/05/29	988	963,963
4.65%, 06/01/31	300	292,784
4.88%, 02/10/28	623	624,257
5.00%, 02/21/31	15	14,918
5.13%, 02/10/30	340	340,713
Lam Research Corp.
1.90%, 06/15/30	2,420	2,169,769
4.00%, 03/15/29	2,196	2,157,328
Marvell Technology, Inc.
2.45%, 04/15/28	240	231,573
2.95%, 04/15/31	865	784,228
4.75%, 07/15/30	220	216,689
4.88%, 06/22/28(a)	653	654,142
5.75%, 02/15/29	535	544,895
NVIDIA Corp.
1.55%, 06/15/28	1,789	1,699,639
2.85%, 04/01/30	1,560	1,458,669
NXP BV/NXP Funding LLC, 5.55%, 12/01/28	1,445	1,463,235
NXP BV/NXP Funding LLC/NXP USA, Inc.
2.50%, 05/11/31	10	8,867
3.40%, 05/01/30	2,470	2,329,494
4.30%, 08/19/28(a)	625	618,614
4.30%, 06/18/29(a)	1,192	1,172,315
Texas Instruments, Inc.
1.75%, 05/04/30	265	237,523
2.25%, 09/04/29	1,287	1,198,702
2.90%, 11/03/27	670	658,972
4.50%, 05/23/30	175	172,967
4.60%, 02/15/28(a)	1,995	1,995,987
4.60%, 02/08/29	1,873	1,872,470
TSMC Arizona Corp., 4.13%, 04/22/29	290	286,408
		39,029,598
Shipbuilding — 0.2%
Huntington Ingalls Industries, Inc.
2.04%, 08/16/28	1,165	1,103,940
3.48%, 12/01/27	885	871,508
61
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Shipbuilding (continued)
5.35%, 01/15/30	$75	$75,649
		2,051,097
Software — 3.4%
Adobe, Inc.
2.30%, 02/01/30	3,935	3,616,992
4.75%, 01/17/28	355	356,158
4.80%, 04/04/29	642	644,219
4.95%, 01/17/30	675	677,875
Atlassian Corp., 5.25%, 05/15/29	270	270,676
Autodesk, Inc., 2.85%, 01/15/30	4,185	3,907,019
Cadence Design Systems, Inc.
4.20%, 09/10/27	3,680	3,667,604
4.30%, 09/10/29	1,790	1,762,472
Concentrix Corp.
6.50%, 03/01/29	500	491,301
6.60%, 08/02/28	337	340,574
Fidelity National Information Services, Inc.
1.65%, 03/01/28	300	286,377
3.75%, 05/21/29	32	30,958
4.80%, 03/10/31(a)	605	592,639
Fiserv, Inc.
2.65%, 06/01/30	5	4,557
3.50%, 07/01/29	10	9,580
4.20%, 10/01/28	10	9,848
Intuit, Inc.
1.65%, 07/15/30	2,840	2,504,839
5.13%, 09/15/28	1,800	1,814,030
Oracle Corp.
2.30%, 03/25/28	1,495	1,430,711
2.88%, 03/25/31	2,600	2,277,287
2.95%, 04/01/30	465	421,217
3.25%, 11/15/27	418	409,704
3.25%, 05/15/30	225	205,123
4.45%, 09/26/30	1,580	1,495,637
4.50%, 05/06/28	425	420,540
4.65%, 05/06/30	60	57,728
4.95%, 02/04/31(a)	1,550	1,484,330
Roper Technologies, Inc., 4.45%, 09/15/30	170	165,972
Salesforce, Inc.
1.50%, 07/15/28(a)	80	75,587
3.70%, 04/11/28	1,071	1,056,673
4.50%, 03/15/28	1,775	1,771,253
4.65%, 03/15/29	1,775	1,767,507
ServiceNow, Inc.
1.40%, 09/01/30	4,350	3,787,583
4.25%, 05/15/28	120	119,313
4.70%, 08/15/31	1,500	1,474,061
Synopsys, Inc.
4.65%, 04/01/28	625	624,155
4.85%, 04/01/30	3,350	3,329,983
Workday, Inc., 3.70%, 04/01/29	872	844,761
		44,206,843
Telecommunications — 1.2%
America Movil SAB de CV
2.88%, 05/07/30	135	124,677
3.63%, 04/22/29	120	115,721
AT&T, Inc.
1.65%, 02/01/28	1,625	1,558,027
4.10%, 02/15/28	585	580,232
4.35%, 03/01/29	55	54,394
Security	Par (000)	Value
Telecommunications (continued)
British Telecommunications Ltd., 5.13%, 12/04/28(a)	$1,195	$1,200,916
Cisco Systems, Inc., 4.85%, 02/26/29	90	90,445
Juniper Networks, Inc., 3.75%, 08/15/29(a)	330	318,034
Koninklijke KPN NV, 8.38%, 10/01/30	3,890	4,356,756
Motorola Solutions, Inc.
2.30%, 11/15/30	35	31,280
4.60%, 05/23/29(a)	20	19,857
4.85%, 08/15/30	20	19,829
5.00%, 04/15/29	10	10,041
Rogers Communications, Inc., 5.00%, 02/15/29	220	219,883
T-Mobile USA, Inc.
2.05%, 02/15/28	650	626,496
2.40%, 03/15/29(a)	20	18,843
2.63%, 02/15/29	20	18,977
3.38%, 04/15/29	35	33,736
4.85%, 01/15/29	25	25,040
Verizon Communications, Inc.
1.75%, 01/20/31	285	248,800
2.10%, 03/22/28	1,481	1,425,551
2.55%, 03/21/31	4,840	4,355,069
3.88%, 02/08/29	285	279,241
4.33%, 09/21/28	470	469,098
		16,200,943
Toys, Games & Hobbies — 0.0%
Hasbro, Inc., 4.65%, 03/12/31	85	83,208
Transportation — 1.5%
Canadian National Railway Co.
4.35%, 05/12/29	110	108,714
6.90%, 07/15/28	682	709,898
Canadian Pacific Railway Co.
4.00%, 06/01/28	10	9,893
4.80%, 03/30/30	100	99,572
CH Robinson Worldwide, Inc., 4.20%, 04/15/28(a)	3,488	3,449,701
CSX Corp.
2.40%, 02/15/30	300	277,405
3.80%, 03/01/28	265	262,051
4.25%, 03/15/29(a)	370	366,258
GXO Logistics, Inc.
2.65%, 07/15/31	1,000	882,943
6.25%, 05/06/29	631	648,025
JB Hunt Transport Services, Inc., 4.90%, 03/15/30	1,035	1,030,135
Norfolk Southern Corp., 3.80%, 08/01/28	10	9,853
Ryder System, Inc.
4.30%, 12/01/30(a)	2,110	2,052,514
4.85%, 06/15/30	900	894,919
4.90%, 12/01/29	215	215,124
4.95%, 09/01/29	804	805,560
5.00%, 03/15/30	595	595,288
5.25%, 06/01/28	1,440	1,451,514
5.38%, 03/15/29	1,642	1,662,709
5.50%, 06/01/29	707	718,077
5.65%, 03/01/28(a)	190	192,488
6.30%, 12/01/28	725	747,385
Union Pacific Corp.
2.40%, 02/05/30	1,110	1,026,383
3.70%, 03/01/29	260	254,244
3.95%, 09/10/28	485	479,286
6.63%, 02/01/29	150	156,918
		19,106,857
Schedule of Investments
62

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Trucking & Leasing — 0.4%
GATX Corp.
1.90%, 06/01/31(a)	$1,725	$1,488,745
3.50%, 03/15/28	1,805	1,770,403
4.00%, 06/30/30	260	251,018
4.55%, 11/07/28	466	463,310
4.70%, 04/01/29	1,992	1,979,844
		5,953,320
Venture Capital — 0.0%
Hercules Capital, Inc., 6.00%, 06/16/30(a)	410	407,097
Water — 0.1%
American Water Capital Corp., 3.75%, 09/01/28	525	515,129
Essential Utilities, Inc.
2.70%, 04/15/30	20	18,448
3.57%, 05/01/29	285	275,337
United Utilities PLC, 6.88%, 08/15/28	10	10,357
		819,271
Total Long-Term Investments — 98.3% (Cost: $1,293,108,207)		1,285,448,862
	Shares
Short-Term Securities
Money Market Funds — 4.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.84%(d)(e)(f)	52,658,327	52,674,124
Security	Shares	Value
Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.65%(d)(e)	8,400,000	$8,400,000
Total Short-Term Securities — 4.7% (Cost: $61,061,811)		61,074,124
Total Investments — 103.0% (Cost: $1,354,170,018)		1,346,522,986
Liabilities in Excess of Other Assets — (3.0)%		(38,894,443)
Net Assets — 100.0%		$1,307,628,543

(a)	All or a portion of this security is on loan.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended August 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 02/28/26	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/26	Shares Held at 08/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$51,661,658	$1,023,195 (a)	$—	$(6,731)	$(3,998)	$52,674,124	52,658,327	$66,919 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,370,000	6,030,000 (a)	—	—	—	8,400,000	8,400,000	80,296	—
				$(6,731)	$(3,998)	$61,074,124		$147,215	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

63
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® ESG Aware 1-5 Year USD Corporate Bond ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$1,285,448,862	$—	$1,285,448,862
Short-Term Securities
Money Market Funds	61,074,124	—	—	61,074,124
	$61,074,124	$1,285,448,862	$—	$1,346,522,986
See notes to financial statements.
Schedule of Investments
64

Schedule of Investments (unaudited)
August 31, 2026
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Asset-Backed Securities
American Express Credit Account Master Trust
4.51%, 04/15/32	$100	$99,505
4.30%, 07/15/30	1,000	995,806
BA Credit Card Trust, 4.31%, 05/15/30	1,250	1,246,032
Capital One Multi-Asset Execution Trust
3.82%, 09/15/30	500	492,791
5.11%, 07/15/38	500	495,865
CarMax Auto Owner Trust, 4.47%, 01/15/31	400	398,430
Citibank Credit Card Issuance Trust
6.15%, 06/15/39	100	106,717
4.49%, 06/21/32	940	932,125
Drive Auto Receivables Trust, 5.41%, 09/15/32	1,000	1,003,305
Exeter Automobile Receivables Trust, 4.70%, 03/17/31	750	746,484
Ford Credit Auto Lease Trust
4.23%, 12/15/28	500	499,381
4.68%, 12/15/29	2,000	2,000,762
Ford Credit Auto Owner Trust, 4.39%, 02/15/31	1,000	994,226
Ford Credit Floorplan Master Owner Trust A, 4.06%, 09/15/30	250	246,892
GM Financial Consumer Automobile Receivables Trust
5.28%, 10/16/29	850	855,891
3.84%, 02/18/31	500	493,611
Honda Auto Receivables Owner Trust
3.98%, 06/17/30	1,000	992,120
4.62%, 11/18/32	1,000	996,964
Hyundai Auto Receivables Trust, 4.40%, 04/15/31	500	497,961
Mercedes-Benz Auto Lease Trust, 4.69%, 02/18/31	400	400,501
Nissan Auto Lease Trust, 4.69%, 12/17/29	825	825,321
Synchrony Card Funding LLC, 4.49%, 05/15/31	300	299,433
Toyota Auto Receivables Owner Trust, 4.34%, 11/15/29	100	99,868
Verizon Master Trust, 4.17%, 08/20/30	1,200	1,196,695
WF Card Issuance Trust, 4.29%, 10/15/29	1,100	1,099,131
Total Asset-Backed Securities — 0.3% (Cost: $18,113,013)		18,015,817
Collateralized Mortgage Obligations
Mortgage-Backed Securities — 1.1%
Bank, 3.46%, 01/15/63(a)	200	171,274
Bank5
5.28%, 08/15/63	500	501,693
6.26%, 04/15/56(a)	1,000	1,014,251
6.50%, 12/15/56	433	442,998
6.53%, 11/15/57(a)	1,000	1,002,124
BBCMS Mortgage Trust
2.04%, 09/15/54	1,000	883,647
2.69%, 11/15/54	1,000	880,392
5.02%, 09/15/58	500	497,162
5.12%, 09/15/57	500	490,328
5.25%, 02/15/59	500	501,070
5.48%, 11/15/58	400	399,516
5.53%, 11/15/57	1,000	1,010,009
5.72%, 02/15/62	500	511,597
5.83%, 11/15/57(a)	250	252,487
6.00%, 09/15/56(a)	2,000	2,070,124
6.37%, 12/15/55(a)	100	100,495
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
6.51%, 09/15/56(a)	$500	$513,279
Series 2018-C2, Class A5, 4.31%, 12/15/51	500	491,653
BBCMS Trust, 2.27%, 07/15/54	242	226,959
Benchmark Mortgage Trust
1.93%, 07/15/53	500	442,218
2.63%, 11/15/54(a)	250	202,039
3.93%, 03/15/52	684	677,260
5.18%, 02/15/59	1,000	998,637
5.33%, 02/15/58	500	501,153
5.36%, 05/15/55	249	249,865
6.06%, 08/15/57(a)	500	507,441
6.09%, 04/15/57(a)	250	254,390
6.79%, 03/15/57	500	511,752
Series 2018-B6, Class AAB, 4.17%, 10/10/51	94	93,640
Series 2019-B11, Class A4, 3.28%, 05/15/52	84	80,453
Series 2020-B21, Class A4, 1.70%, 12/17/53	1,200	1,070,566
Series 2020-B21, Class A5, 1.98%, 12/17/53	800	702,525
BMO Mortgage Trust
5.58%, 05/15/58	500	505,382
5.74%, 02/15/57	1,000	1,011,138
5.88%, 09/15/57(a)	200	196,260
5.89%, 11/15/57(a)	303	304,320
6.41%, 11/15/57(a)	928	942,090
CD Mortgage Trust
3.35%, 11/10/49	34	33,914
3.91%, 11/13/50(a)	100	96,255
Citigroup Commercial Mortgage Trust
4.05%, 12/15/72(a)	200	183,153
Series 2019-C7, Class A4, 3.10%, 12/15/72	500	469,588
CSAIL Commercial Mortgage Trust
4.05%, 03/15/52	200	195,174
4.45%, 04/15/51(a)	400	384,262
Series 2016-C7, Class AS, 3.96%, 11/15/49(a)	185	183,901
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
3.00%, 09/25/29	1,000	957,645
3.78%, 11/25/32(a)	2,000	1,886,365
4.32%, 03/25/36(a)	900	852,344
4.40%, 06/25/35(a)	1,360	1,302,548
4.43%, 02/25/33(a)	2,400	2,338,815
4.57%, 12/25/28	400	398,525
4.65%, 08/25/28(a)	1,000	998,475
4.66%, 12/25/34(a)	500	489,280
4.76%, 10/25/34	900	887,326
4.94%, 11/25/30(a)	500	501,958
5.40%, 01/25/29	5,000	5,068,603
5.40%, 01/25/29	1,000	1,013,342
Federal National Mortgage Association-ACES
1.32%, 05/25/30	241	217,137
1.84%, 11/25/31(a)	2,500	2,167,769
2.40%, 11/25/31	500	447,789
Series 2020-M20, Class A2, 1.44%, 10/25/29	1,000	908,497
JPMCC Commercial Mortgage Securities Trust, 3.28%, 07/15/50	117	116,972
Morgan Stanley Bank of America Merrill Lynch Trust, 5.64%, 03/15/58	185	187,566
Morgan Stanley Capital I Trust, 2.75%, 06/15/54(a)	1,000	868,559
MSWF Commercial Mortgage Trust, 5.75%, 05/15/56	2,000	2,045,338
UBS Commercial Mortgage Trust
4.03%, 08/15/51	2,000	1,974,367
65
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.67%, 12/15/51(a)	$250	$241,195
Series 2018-C12, Class ASB, 4.19%, 08/15/51	137	136,097
Wells Fargo Commercial Mortgage Trust
4.15%, 03/15/51(a)	500	488,992
5.92%, 11/15/57(a)	500	510,589
6.23%, 01/15/58(a)	500	499,544
Class A4, 2.34%, 08/15/54	460	404,333
Series 2018-C46, Class AS, 4.38%, 08/15/51	250	243,039
Series 2018-C48, Class A5, 4.30%, 01/15/52	1,450	1,427,879
Series 2019-C51, Class A4, 3.31%, 06/15/52	2,000	1,896,506
Series 2019-C54, Class A4, 3.15%, 12/15/52	1,000	941,582
Series 2020-C56, Class A5, 2.45%, 06/15/53	130	119,071
		55,296,481
Total Collateralized Mortgage Obligations — 1.1% (Cost: $56,480,872)		55,296,481
Corporate Bonds & Notes
Advertising — 0.0%
WPP 2025 LLC/Delaware, 6.50%, 03/30/36	1,165	1,154,313
Aerospace & Defense — 0.1%
Howmet Aerospace, Inc., 5.95%, 02/01/37	45	46,641
L3Harris Technologies, Inc.
5.50%, 08/15/54	60	55,513
6.15%, 12/15/40	40	41,316
Northrop Grumman Corp.
4.90%, 06/01/34	710	692,951
4.95%, 03/15/53	470	402,733
5.20%, 06/01/54	685	609,528
RTX Corp.
3.13%, 07/01/50	331	211,019
4.05%, 05/04/47	307	236,352
4.15%, 05/15/45	260	207,614
4.35%, 04/15/47	342	275,731
4.45%, 11/16/38	430	387,917
4.50%, 06/01/42	610	527,940
4.63%, 11/16/48	294	244,293
4.70%, 12/15/41	182	162,631
4.80%, 12/15/43	255	224,843
4.88%, 10/15/40	210	193,880
5.40%, 05/01/35	170	171,076
5.70%, 04/15/40	200	201,222
6.05%, 06/01/36	165	173,360
6.13%, 07/15/38	340	355,806
6.40%, 03/15/54	145	151,704
		5,574,070
Agriculture — 0.2%
Archer-Daniels-Midland Co.
2.70%, 09/15/51	260	149,924
3.25%, 03/27/30	5	4,734
3.75%, 09/15/47	209	154,275
4.02%, 04/16/43	63	50,748
4.50%, 08/15/33	380	368,045
4.50%, 03/15/49	115	94,427
4.54%, 03/26/42	162	139,610
5.38%, 09/15/35	60	60,280
5.94%, 10/01/32	60	62,814
Bunge Ltd. Finance Corp.
2.75%, 05/14/31	2,000	1,806,343
Security	Par (000)	Value
Agriculture (continued)
3.20%, 04/21/31	$60	$55,305
3.75%, 09/25/27	1,014	1,005,947
4.10%, 01/07/28	640	635,418
4.20%, 09/17/29	640	628,175
4.55%, 08/04/30	100	98,205
4.65%, 09/17/34	200	190,096
4.80%, 03/19/33	125	121,874
5.15%, 08/04/35	1,285	1,247,664
5.15%, 03/19/36	1,155	1,119,041
		7,992,925
Airlines — 0.1%
Delta Air Lines, Inc., 5.25%, 07/10/30	2,290	2,293,473
Apparel — 0.0%
Tapestry, Inc.
5.10%, 03/11/30	25	24,975
5.50%, 03/11/35	500	492,062
		517,037
Auto Manufacturers — 0.3%
American Honda Finance Corp.
1.80%, 01/13/31	590	512,688
3.50%, 02/15/28	50	49,154
4.45%, 10/22/27	145	144,755
4.70%, 01/12/28	30	30,016
4.85%, 10/23/31	60	58,905
4.90%, 01/10/34	370	356,879
5.05%, 07/10/31	10	9,923
Cummins, Inc.
1.50%, 09/01/30	1,534	1,350,445
2.60%, 09/01/50	660	378,808
4.25%, 05/09/28	50	49,783
4.70%, 02/15/31	100	99,331
4.88%, 10/01/43	815	739,018
4.90%, 02/20/29	440	442,623
5.15%, 02/20/34	1,540	1,532,656
5.30%, 05/09/35	100	99,537
5.45%, 02/20/54	3,725	3,452,606
General Motors Co.
5.00%, 04/01/35(b)	150	142,260
5.15%, 04/01/38	210	194,680
5.20%, 04/01/45	324	278,489
5.40%, 04/01/48(b)	255	221,512
5.60%, 10/15/32	40	40,477
5.95%, 04/01/49	260	242,036
6.25%, 10/02/43	280	273,236
6.60%, 04/01/36	326	342,729
6.75%, 04/01/46	204	209,036
General Motors Financial Co., Inc.
2.35%, 01/08/31	345	306,237
2.40%, 10/15/28	50	47,538
2.70%, 06/10/31	510	454,362
3.10%, 01/12/32	250	223,747
3.60%, 06/21/30	205	194,039
4.30%, 04/06/29	285	280,270
4.60%, 01/08/31	35	34,148
5.45%, 09/06/34	70	68,687
5.65%, 01/17/29	50	50,708
5.85%, 04/06/30	25	25,573
5.90%, 01/07/35	55	55,432
5.95%, 04/04/34	75	76,263
6.40%, 01/09/33	505	528,839
Schedule of Investments
66

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Auto Manufacturers (continued)
Honda Motor Co. Ltd., 2.97%, 03/10/32	$265	$235,721
Mercedes-Benz Finance North America LLC, 8.50%, 01/18/31	337	380,057
		14,213,203
Auto Parts & Equipment — 0.1%
Aptiv Swiss Holdings Ltd.
3.10%, 12/01/51	754	443,641
4.15%, 05/01/52	410	291,929
4.40%, 10/01/46(b)	79	59,219
Lear Corp.
3.50%, 05/30/30	274	258,255
3.55%, 01/15/52	200	128,316
3.80%, 09/15/27	146	144,698
4.25%, 05/15/29	822	804,994
5.25%, 05/15/49	222	191,113
		2,322,165
Banks — 5.2%
Banco Bilbao Vizcaya Argentaria SA
4.15%, 03/03/29	200	196,101
4.97%, 05/08/31	200	197,101
5.13%, 03/03/36	335	319,884
6.03%, 03/13/35, (1-year CMT + 1.95%)(a)	305	311,335
7.88%, 11/15/34, (1-year CMT + 3.30%)(a)	60	66,970
Banco Santander SA
2.75%, 12/03/30	305	274,636
2.96%, 03/25/31	460	417,415
3.23%, 11/22/32, (1-year CMT + 1.60%)(a)	260	233,623
3.31%, 06/27/29	120	115,173
3.49%, 05/28/30	75	70,805
3.80%, 02/23/28	230	226,841
4.38%, 04/12/28	600	596,043
4.55%, 11/06/30	200	195,152
5.13%, 11/06/35	200	191,568
5.54%, 03/14/30, (1-year CMT + 1.45%)(a)	70	70,841
6.03%, 01/17/35	160	164,288
6.35%, 03/14/34	405	417,702
6.61%, 11/07/28	80	82,906
6.92%, 08/08/33	490	520,010
6.94%, 11/07/33	260	284,677
Bank of America Corp.
1.90%, 07/23/31, (1-day SOFR + 1.53%)(a)	65	57,679
1.92%, 10/24/31, (1-day SOFR + 1.37%)(a)	650	572,276
2.30%, 07/21/32, (1-day SOFR + 1.22%)(a)	335	293,077
2.48%, 09/21/36, (5-year CMT + 1.20%)(a)	565	487,577
2.50%, 02/13/31, (3-mo. CME Term SOFR + 1.25%)(a)	353	324,684
2.57%, 10/20/32, (1-day SOFR + 1.21%)(a)	290	255,624
2.59%, 04/29/31, (1-day SOFR + 2.15%)(a)	174	159,734
2.68%, 06/19/41, (1-day SOFR + 1.93%)(a)	285	199,355
2.69%, 04/22/32, (1-day SOFR + 1.32%)(a)	615	551,583
2.83%, 10/24/51, (1-day SOFR + 1.88%)(a)	414	246,657
2.88%, 10/22/30, (3-mo. CME Term SOFR + 1.45%)(a)	30	28,166
2.97%, 02/04/33, (1-day SOFR + 1.33%)(a)	592	527,631
2.97%, 07/21/52, (1-day SOFR + 1.56%)(a)(b)	692	425,459
3.31%, 04/22/42, (1-day SOFR + 1.58%)(a)	315	235,171
3.85%, 03/08/37, (5-year CMT + 2.00%)(a)	450	413,440
3.95%, 01/23/49, (3-mo. CME Term SOFR + 1.45%)(a)	291	217,867
Security	Par (000)	Value
Banks (continued)
4.08%, 04/23/40, (3-mo. CME Term SOFR + 1.58%)(a)	$210	$178,336
4.08%, 03/20/51, (3-mo. CME Term SOFR + 3.41%)(a)	1,261	953,265
4.24%, 04/24/38, (3-mo. CME Term SOFR + 2.08%)(a)	895	796,058
4.33%, 03/15/50, (3-mo. CME Term SOFR + 1.78%)(a)	603	474,971
4.44%, 01/20/48, (3-mo. CME Term SOFR + 2.25%)(a)	725	590,058
4.57%, 04/27/33, (1-day SOFR + 1.83%)(a)	960	926,617
4.88%, 04/01/44	486	433,690
5.00%, 01/21/44	668	601,730
5.02%, 07/22/33, (1-day SOFR + 2.16%)(a)	930	918,539
5.29%, 04/25/34, (1-day SOFR + 1.91%)(a)	950	946,020
5.43%, 08/15/35, (1-day SOFR + 1.91%)(a)	80	78,619
5.47%, 01/23/35, (1-day SOFR + 1.65%)(a)	315	315,700
5.52%, 10/25/35, (1-day SOFR + 1.74%)(a)	305	300,432
5.74%, 02/12/36, (1-day SOFR + 1.70%)(a)	115	114,560
5.87%, 09/15/34, (1-day SOFR + 1.84%)(a)	485	498,683
5.88%, 02/07/42	459	461,389
6.11%, 01/29/37	585	600,044
7.75%, 05/14/38	485	561,008
Series L, 4.75%, 04/21/45	55	47,486
Series N, 2.65%, 03/11/32, (1-day SOFR + 1.22%)(a)	395	354,810
Series N, 3.48%, 03/13/52, (1-day SOFR + 1.65%)(a)	645	435,602
Bank of Montreal
3.09%, 01/10/37, (5-year CMT + 1.40%)(a)	75	66,284
3.80%, 12/15/32, (5-year USD Swap + 1.43%)(a)	1,135	1,115,939
4.35%, 09/22/31, (1-day SOFR Index + 1.08%)(a)	75	73,061
5.00%, 01/27/29, (1-day SOFR Index + 0.67%)(a)	160	160,718
5.51%, 06/04/31	75	76,488
Series H, 4.70%, 09/14/27	205	205,532
Series J, 4.44%, 01/14/32, (1-day SOFR + 0.97%)(a)	50	48,543
Bank of New York Mellon Corp. (The)
2.50%, 01/26/32	230	202,844
3.00%, 10/30/28	569	548,897
3.30%, 08/23/29	720	689,971
3.40%, 01/29/28	445	439,074
3.85%, 04/28/28	700	693,638
3.85%, 04/26/29	120	117,539
4.29%, 06/13/33, (1-day SOFR + 1.42%)(a)	235	224,121
4.54%, 02/01/29, (1-day SOFR + 1.17%)(a)	85	84,914
4.54%, 04/23/32, (1-day SOFR + 0.90%)(a)	250	244,246
4.71%, 02/01/34, (1-day SOFR + 1.51%)(a)	240	232,459
4.97%, 04/26/34, (1-day SOFR + 1.61%)(a)	125	122,674
5.06%, 07/22/32, (1-day SOFR + 1.23%)(a)	180	179,604
5.09%, 04/23/37, (1-day SOFR + 1.18%)(a)	220	212,784
5.19%, 03/14/35, (1-day SOFR + 1.42%)(a)	255	252,378
5.23%, 11/20/35, (1-day SOFR + 1.25%)(a)	220	217,821
5.32%, 06/06/36, (1-day SOFR + 1.35%)(a)	125	124,077
5.61%, 07/21/39, (1-day SOFR + 1.77%)(a)	135	134,732
5.83%, 10/25/33, (1-day SOFR Index + 2.07%)(a)	145	149,630
6.47%, 10/25/34, (1-day SOFR + 1.85%)(a)	370	394,162
67
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Series J, 1.90%, 01/25/29	$150	$140,632
Bank of Nova Scotia (The)
2.15%, 08/01/31	1,650	1,439,955
2.45%, 02/02/32	505	441,524
4.04%, 09/15/28, (1-day SOFR + 0.76%)(a)	150	149,053
4.25%, 02/02/30, (1-day SOFR + 0.73%)(a)	275	270,739
4.34%, 09/15/31, (1-day SOFR + 1.09%)(a)	150	145,633
4.40%, 09/08/28, (1-day SOFR + 1.00%)(a)	630	628,367
4.58%, 06/05/29, (1-day SOFR + 0.66%)(a)	275	273,844
4.59%, 05/04/37, (5-year CMT + 2.05%)(a)	7,730	7,345,421
4.74%, 11/10/32, (1-day SOFR + 1.44%)(a)	305	297,260
4.81%, 02/02/34, (1-day SOFR + 1.05%)(a)	275	265,635
4.85%, 02/01/30	905	902,528
4.90%, 06/05/32, (1-day SOFR + 0.97%)(a)	275	270,783
4.93%, 02/14/29, (1-day SOFR + 0.89%)(a)(b)	530	531,188
5.13%, 02/14/31, (1-day SOFR + 1.07%)(a)	675	675,471
5.25%, 06/12/28	230	232,646
5.45%, 08/01/29	780	795,742
5.65%, 02/01/34	605	615,277
Barclays PLC
2.65%, 06/24/31, (1-year CMT + 1.90%)(a)	210	191,230
2.67%, 03/10/32, (1-year CMT + 1.20%)(a)	420	374,837
2.89%, 11/24/32, (1-year CMT + 1.30%)(a)	925	817,767
3.56%, 09/23/35, (5-year CMT + 2.90%)(a)	295	274,053
3.81%, 03/10/42, (1-year CMT + 1.70%)(a)	50	38,269
4.22%, 05/24/30, (1-day SOFR + 0.93%)(a)	400	390,909
4.34%, 01/10/28	495	492,470
4.52%, 02/24/32, (1-day SOFR + 1.14%)(a)	400	386,396
4.84%, 05/09/28	565	564,081
4.95%, 01/10/47	590	503,480
4.97%, 05/16/29, (3-mo. SOFR US + 2.16%)(a)	505	505,142
5.09%, 02/25/29, (1-day SOFR + 0.96%)(a)	435	436,178
5.09%, 06/20/30, (3-mo. SOFR US + 3.32%)(a)	505	502,906
5.21%, 02/24/37, (1-day SOFR + 1.51%)(a)	510	483,504
5.25%, 08/17/45	335	303,440
5.34%, 09/10/35, (1-day SOFR + 1.91%)(a)	335	325,497
5.59%, 06/26/37, (1-day SOFR + 1.51%)(a)	670	652,182
5.69%, 03/12/30, (1-day SOFR + 1.74%)(a)	385	390,622
5.75%, 08/09/33, (1-year CMT + 3.00%)(a)	100	101,088
5.79%, 02/25/36, (1-day SOFR + 1.59%)(a)	565	563,688
6.04%, 03/12/55, (1-day SOFR + 2.42%)(a)	240	236,773
6.22%, 05/09/34, (1-day SOFR + 2.98%)(a)	400	412,996
6.69%, 09/13/34, (1-day SOFR + 2.62%)(a)	270	286,078
7.12%, 06/27/34, (1-day SOFR + 3.57%)(a)	300	321,325
7.44%, 11/02/33, (1-year CMT + 3.50%)(a)	250	273,900
Canadian Imperial Bank of Commerce
3.60%, 04/07/32	455	420,330
4.28%, 01/29/30, (1-day SOFR Index + 0.79%)(a)	300	295,373
4.58%, 09/08/31, (1-day SOFR Index + 1.17%)(a)	355	347,882
4.63%, 09/11/30, (1-day SOFR + 1.34%)(a)	2,200	2,175,638
4.86%, 03/30/29, (1-day SOFR + 1.03%)(a)	1,220	1,221,605
5.00%, 04/28/28	490	492,667
5.25%, 01/13/31, (1-day SOFR + 1.11%)(a)	1,115	1,120,334
5.26%, 04/08/29	165	166,662
5.99%, 10/03/28	215	219,965
6.09%, 10/03/33	885	924,582
Capital One N.A.
2.70%, 02/06/30	270	250,541
4.65%, 09/13/28	515	514,851
Security	Par (000)	Value
Banks (continued)
Citigroup, Inc.
2.56%, 05/01/32, (1-day SOFR + 1.17%)(a)	$130	$115,611
2.57%, 06/03/31, (1-day SOFR + 2.11%)(a)	400	365,086
2.67%, 01/29/31, (1-day SOFR + 1.15%)(a)	20	18,474
2.98%, 11/05/30, (1-day SOFR + 1.42%)(a)	40	37,572
3.06%, 01/25/33, (1-day SOFR + 1.35%)(a)	350	312,961
3.52%, 10/27/28, (3-mo. CME Term SOFR + 1.41%)(a)	180	177,675
3.79%, 03/17/33, (1-day SOFR + 1.94%)(a)	707	655,472
3.88%, 01/24/39, (3-mo. CME Term SOFR + 1.43%)(a)	615	518,763
3.98%, 03/20/30, (3-mo. CME Term SOFR + 1.60%)(a)	255	249,062
4.08%, 04/23/29, (3-mo. CME Term SOFR + 1.45%)(a)	256	253,253
4.13%, 07/25/28	361	356,620
4.28%, 04/24/48, (3-mo. CME Term SOFR + 2.10%)(a)	190	151,228
4.41%, 03/31/31, (1-day SOFR + 3.91%)(a)	400	391,160
4.45%, 09/29/27	687	685,587
4.65%, 07/30/45	459	388,203
4.65%, 07/23/48	1,000	832,667
4.75%, 05/18/46	175	144,009
4.91%, 05/24/33, (1-day SOFR + 2.09%)(a)	345	338,136
5.30%, 05/06/44	236	213,482
5.32%, 03/26/41, (1-day SOFR + 4.55%)(a)	530	506,645
5.41%, 09/19/39, (5-year CMT + 1.73%)(a)	120	116,016
5.45%, 06/11/35, (1-day SOFR + 1.45%)(a)	490	488,429
5.83%, 02/13/35, (1-day SOFR + 2.06%)(a)	490	488,849
5.88%, 02/22/33	276	281,695
5.88%, 01/30/42	600	598,975
6.00%, 10/31/33	217	222,813
6.02%, 01/24/36, (1-day SOFR + 1.83%)(a)	225	226,508
6.13%, 08/25/36	100	101,560
6.17%, 05/25/34, (1-day SOFR + 2.66%)(a)	570	584,062
6.27%, 11/17/33, (1-day SOFR + 2.34%)(a)	390	408,902
6.63%, 01/15/28	490	503,334
6.63%, 06/15/32	317	337,183
6.68%, 09/13/43	196	208,055
8.13%, 07/15/39	664	805,677
Citizens Financial Group, Inc.
2.50%, 02/06/30	195	178,940
3.25%, 04/30/30	245	229,943
5.64%, 05/21/37, (5-year CMT + 2.75%)(a)	205	202,192
6.65%, 04/25/35, (1-day SOFR + 2.33%)(a)	70	73,665
Commonwealth Bank of Australia/New York
4.15%, 10/01/30	6,060	5,921,088
4.42%, 03/14/28	265	264,520
Series C, 4.36%, 03/27/29	4,375	4,343,706
Cooperatieve Rabobank UA
5.25%, 05/24/41	171	163,783
5.25%, 08/04/45	197	175,661
5.75%, 12/01/43	10	9,621
Deutsche Bank AG/New York
3.04%, 05/28/32, (1-day SOFR + 1.72%)(a)	610	548,404
3.55%, 09/18/31, (1-day SOFR + 3.04%)(a)	750	699,664
3.73%, 01/14/32, (1-day SOFR + 2.76%)(a)	540	498,588
3.74%, 01/07/33, (1-day SOFR + 2.26%)(a)	555	502,855
4.73%, 02/06/32, (1-day SOFR + 1.14%)(a)	190	184,627
4.88%, 12/01/32, (5-year USD ICE Swap + 2.55%)(a)	90	89,338
Schedule of Investments
68

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
4.95%, 08/04/31, (1-day SOFR + 1.30%)(a)	$215	$211,745
5.00%, 09/11/30, (1-day SOFR + 1.70%)(a)	400	398,339
5.06%, 04/14/32, (1-day SOFR + 1.41%)(a)	220	216,626
5.30%, 05/09/31, (1-day SOFR + 1.72%)(a)	150	149,815
5.37%, 01/10/29, (1-day SOFR + 1.21%)(a)	150	150,988
5.40%, 09/11/35, (1-day SOFR + 2.05%)(a)	645	631,367
5.88%, 07/08/31, (1-day SOFR + 5.44%)(a)	5	5,036
6.72%, 01/18/29, (1-day SOFR + 3.18%)(a)	340	348,134
6.82%, 11/20/29, (1-day SOFR + 2.51%)(a)	395	410,098
7.08%, 02/10/34, (1-day SOFR + 3.65%)(a)	205	216,246
Fifth Third Bancorp
4.00%, 02/01/29(c)	364	355,440
4.34%, 04/25/33, (1-day SOFR + 1.66%)(a)	90	85,257
8.25%, 03/01/38	201	238,425
Goldman Sachs Group, Inc. (The)
1.99%, 01/27/32, (1-day SOFR + 1.09%)(a)	465	405,197
2.38%, 07/21/32, (1-day SOFR + 1.25%)(a)	725	632,957
2.60%, 02/07/30	55	50,798
2.62%, 04/22/32, (1-day SOFR + 1.28%)(a)	432	383,850
2.65%, 10/21/32, (1-day SOFR + 1.26%)(a)	255	223,866
2.91%, 07/21/42, (1-day SOFR + 1.47%)(a)	270	186,426
3.10%, 02/24/33, (1-day SOFR + 1.41%)(a)	745	665,288
3.21%, 04/22/42, (1-day SOFR + 1.51%)(a)	322	232,658
3.44%, 02/24/43, (1-day SOFR + 1.63%)(a)	90	65,999
3.80%, 03/15/30	70	67,221
3.81%, 04/23/29, (3-mo. CME Term SOFR + 1.42%)(a)	672	661,331
4.02%, 10/31/38, (3-mo. CME Term SOFR + 1.63%)(a)	770	653,730
4.22%, 05/01/29, (3-mo. CME Term SOFR + 1.56%)(a)	985	975,190
4.41%, 04/23/39, (3-mo. CME Term SOFR + 1.69%)(a)	639	557,859
4.52%, 01/21/32, (1-day SOFR + 0.96%)(a)	1,850	1,792,664
4.69%, 10/23/30, (1-day SOFR + 1.14%)(a)	235	232,181
4.75%, 10/21/45	751	631,588
4.80%, 07/08/44	600	512,951
4.94%, 10/21/36, (1-day SOFR + 1.33%)(a)	710	670,622
4.97%, 06/03/32, (1-day SOFR + 1.03%)(a)	1,000	985,110
5.02%, 10/23/35, (1-day SOFR + 1.42%)(a)	440	422,389
5.05%, 07/23/30, (1-day SOFR + 1.21%)(a)	475	474,845
5.07%, 01/21/37, (1-day SOFR + 1.19%)(a)	385	365,620
5.21%, 01/28/31, (1-day SOFR + 1.08%)(a)	310	310,284
5.33%, 07/23/35, (1-day SOFR + 1.55%)(a)	765	751,275
5.39%, 02/02/41, (5-year CMT + 1.18%)(a)	865	820,210
5.43%, 06/03/37, (1-day SOFR + 1.31%)(a)	640	623,477
5.54%, 01/28/36, (1-day SOFR + 1.38%)(a)	390	386,386
5.54%, 01/21/47, (1-day SOFR + 1.32%)(a)	850	783,151
5.66%, 07/21/37, (1-day SOFR + 1.45%)(a)	535	529,854
5.73%, 04/25/30, (1-day SOFR + 1.27%)(a)	140	142,321
5.73%, 01/28/56, (1-day SOFR + 1.70%)(a)	265	245,505
5.85%, 04/25/35, (1-day SOFR + 1.55%)(a)	235	238,417
6.13%, 02/15/33	820	861,562
6.22%, 07/21/57, (1-day SOFR + 1.82%)(a)	550	543,997
6.25%, 02/01/41	545	560,260
6.35%, 02/15/34	235	241,030
6.45%, 05/01/36	249	259,393
6.56%, 10/24/34, (1-day SOFR + 1.95%)(a)	240	254,480
6.75%, 10/01/37	821	866,677
HSBC Bank USA N.A
5.63%, 08/15/35	100	99,934
Security	Par (000)	Value
Banks (continued)
5.88%, 11/01/34	$380	$387,182
7.00%, 01/15/39	655	718,160
HSBC Holdings PLC
2.21%, 08/17/29, (1-day SOFR + 1.29%)(a)	515	489,398
2.36%, 08/18/31, (1-day SOFR + 1.95%)(a)	255	229,092
2.80%, 05/24/32, (1-day SOFR + 1.19%)(a)	1,000	894,667
2.85%, 06/04/31, (1-day SOFR + 2.39%)(a)	465	427,918
2.87%, 11/22/32, (1-day SOFR + 1.41%)(a)	135	119,518
3.97%, 05/22/30, (3-mo. CME Term SOFR + 1.87%)(a)	1,105	1,074,591
4.58%, 06/19/29, (3-mo. CME Term SOFR + 1.80%)(a)	710	707,201
4.62%, 11/06/31, (1-day SOFR + 1.19%)(a)	200	195,333
4.68%, 03/10/32, (1-day SOFR + 1.21%)(a)	200	194,828
4.71%, 05/12/30, (1-day SOFR + 0.94%)(a)	400	396,054
4.76%, 03/29/33, (1-day SOFR + 2.53%)(a)	35	33,572
4.90%, 03/03/29, (1-day SOFR + 1.03%)(a)	205	205,327
4.95%, 03/31/30	820	820,362
5.13%, 11/06/36, (1-day SOFR + 1.43%)(a)	220	210,538
5.21%, 05/12/34, (1-day SOFR + 1.32%)(a)	400	391,557
5.28%, 03/10/37, (1-day SOFR + 1.55%)(a)	1,105	1,062,605
5.29%, 11/19/30, (1-day SOFR + 1.29%)(a)	200	200,774
5.40%, 08/11/33, (1-day SOFR + 2.87%)(a)	55	54,861
5.45%, 03/03/36, (1-day SOFR + 1.56%)(a)	515	506,250
5.72%, 03/04/35, (1-day SOFR + 1.78%)(a)	365	366,744
5.73%, 05/17/32, (1-day SOFR + 1.52%)(a)	80	81,307
5.73%, 08/14/37, (1-day SOFR + 1.47%)(a)	1,020	1,010,427
5.74%, 09/10/36, (1-day SOFR + 1.96%)(a)	200	196,789
5.79%, 05/13/36, (1-day SOFR + 1.88%)(a)	200	201,124
5.87%, 11/18/35, (1-day SOFR + 1.90%)(a)	65	64,788
6.10%, 01/14/42	605	619,385
6.25%, 03/09/34, (1-day SOFR + 2.39%)(a)	410	426,288
6.33%, 03/09/44, (1-day SOFR + 2.65%)(a)	255	261,421
6.50%, 05/02/36	235	242,965
6.50%, 09/15/37	425	446,169
6.55%, 06/20/34, (1-day SOFR + 2.98%)(a)	430	447,309
6.80%, 06/01/38	85	89,690
7.40%, 11/13/34, (1-day SOFR + 3.02%)(a)	300	326,458
8.11%, 11/03/33, (1-day SOFR + 4.25%)(a)	205	229,598
Huntington Bancshares, Inc./Ohio
2.49%, 08/15/36, (5-year CMT + 1.17%)(a)	145	123,621
2.55%, 02/04/30	614	563,976
5.02%, 05/17/33, (1-day SOFR + 2.05%)(a)	222	217,471
5.27%, 01/15/31, (1-day SOFR + 1.28%)(a)	25	25,044
5.71%, 02/02/35, (1-day SOFR Index + 1.87%)(a)	85	85,142
ING Groep NV
2.73%, 04/01/32, (1-day SOFR + 1.32%)(a)	505	454,131
4.05%, 04/09/29	365	357,511
4.25%, 03/28/33, (1-day SOFR + 2.07%)(a)	270	257,148
4.55%, 10/02/28	420	418,377
4.86%, 03/25/29, (1-day SOFR + 1.01%)(a)	200	200,207
5.07%, 03/25/31, (1-day SOFR Index + 1.23%)(a)	380	379,377
5.34%, 03/19/30, (1-day SOFR Index + 1.44%)(a)	1,105	1,115,631
5.42%, 03/23/37, (1-day SOFR Index + 1.61%)(a)	750	732,578
5.53%, 03/25/36, (1-day SOFR + 1.61%)(a)	1,765	1,752,710
5.55%, 03/19/35, (1-day SOFR + 1.77%)(a)	1,510	1,510,835
6.11%, 09/11/34, (1-day SOFR + 2.09%)(a)	140	145,368
69
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Series VAR, 4.80%, 03/23/32, (1-day SOFR Index + 1.26%)(a)	$425	$417,051
JPMorgan Chase & Co.
1.76%, 11/19/31, (3-mo. CME Term SOFR + 1.11%)(a)	95	83,002
1.95%, 02/04/32, (1-day SOFR + 1.07%)(a)	15	13,113
2.52%, 04/22/31, (1-day SOFR + 2.04%)(a)	280	256,942
2.55%, 11/08/32, (1-day SOFR + 1.18%)(a)	320	281,287
2.58%, 04/22/32, (3-mo. CME Term SOFR + 1.25%)(a)	302	269,686
2.74%, 10/15/30, (3-mo. CME Term SOFR + 1.51%)(a)	361	337,805
2.96%, 05/13/31, (3-mo. CME Term SOFR + 2.52%)(a)	75	69,497
2.96%, 01/25/33, (1-day SOFR + 1.26%)(a)	670	598,394
3.11%, 04/22/41, (3-mo. CME Term SOFR + 2.46%)(a)	268	200,727
3.11%, 04/22/51, (1-day SOFR + 2.44%)(a)	818	520,219
3.33%, 04/22/52, (1-day SOFR + 1.58%)(a)	770	507,607
3.51%, 01/23/29, (3-mo. CME Term SOFR + 1.21%)(a)	717	705,721
3.63%, 12/01/27	90	89,048
3.70%, 05/06/30, (3-mo. CME Term SOFR + 1.42%)(a)	445	431,374
3.88%, 07/24/38, (3-mo. CME Term SOFR + 1.62%)(a)	593	509,688
3.90%, 01/23/49, (3-mo. CME Term SOFR + 1.48%)(a)	531	396,141
3.96%, 11/15/48, (3-mo. CME Term SOFR + 1.64%)(a)	746	562,736
4.01%, 04/23/29, (3-mo. CME Term SOFR + 1.38%)(a)	125	123,571
4.03%, 07/24/48, (3-mo. CME Term SOFR + 1.72%)(a)	465	355,841
4.20%, 07/23/29, (3-mo. CME Term SOFR + 1.52%)(a)	550	544,477
4.25%, 10/01/27	290	289,434
4.26%, 02/22/48, (3-mo. CME Term SOFR + 1.84%)(a)	674	534,925
4.45%, 12/05/29, (3-mo. CME Term SOFR + 1.59%)(a)	905	897,880
4.49%, 03/24/31, (3-mo. CME Term SOFR + 3.79%)(a)	337	331,456
4.59%, 04/26/33, (1-day SOFR + 1.80%)(a)	652	631,479
4.85%, 02/01/44	531	471,268
4.91%, 07/25/33, (1-day SOFR + 2.08%)(a)	1,160	1,140,181
4.95%, 10/22/35, (1-day SOFR + 1.34%)(a)	540	522,471
4.95%, 06/01/45	247	217,484
5.29%, 07/22/35, (1-day SOFR + 1.46%)(a)	615	608,545
5.34%, 01/23/35, (1-day SOFR + 1.62%)(a)	510	507,416
5.35%, 06/01/34, (1-day SOFR + 1.85%)(a)	670	670,443
5.40%, 01/06/42	555	534,582
5.50%, 01/24/36, (1-day SOFR + 1.32%)(a)	615	614,692
5.50%, 10/15/40	490	481,553
5.57%, 04/22/36, (1-day SOFR + 1.68%)(a)	390	391,232
5.60%, 07/15/41	600	589,875
5.63%, 08/16/43	50	48,644
5.72%, 09/14/33, (1-day SOFR + 2.58%)(a)	570	577,801
5.77%, 04/22/35, (1-day SOFR + 1.49%)(a)	590	601,695
6.25%, 10/23/34, (1-day SOFR + 1.81%)(a)	600	630,152
6.40%, 05/15/38	765	817,233
Security	Par (000)	Value
Banks (continued)
8.75%, 09/01/30	$1,085	$1,233,354
Kreditanstalt fuer Wiederaufbau
0.00%, 04/18/36(d)	1,173	745,118
0.00%, 06/29/37(d)	825	490,432
0.75%, 09/30/30	1,420	1,224,625
1.75%, 09/14/29	1,166	1,078,364
2.88%, 04/03/28	2,787	2,724,631
3.75%, 02/15/28	1,995	1,978,336
3.75%, 07/15/30	120	116,925
3.75%, 03/14/31	60	58,163
4.13%, 07/22/31	1,120	1,100,390
4.38%, 02/28/34	10	9,819
4.63%, 03/18/30	255	256,302
Lloyds Banking Group PLC
3.37%, 12/14/46, (5-year CMT + 1.50%)(a)	475	336,342
3.57%, 11/07/28, (3-mo. SOFR US + 1.47%)(a)	300	296,219
4.24%, 02/10/30, (1-year CMT + 0.60%)(a)	200	196,551
4.34%, 01/09/48	400	314,771
4.38%, 03/22/28	400	398,314
4.43%, 11/04/31, (1-year CMT + 0.82%)(a)	385	374,001
4.55%, 08/16/28	930	926,809
4.82%, 06/13/29, (1-year CMT + 0.83%)(a)	200	200,078
4.94%, 11/04/36, (1-year CMT + 0.97%)(a)	265	250,819
4.98%, 08/11/33, (1-year CMT + 2.30%)(a)	145	142,142
5.30%, 12/01/45	160	143,495
5.59%, 11/26/35, (1-year CMT + 1.20%)(a)	345	344,804
5.67%, 02/10/47, (1-year CMT + 0.82%)(a)	605	572,290
5.68%, 01/05/35, (1-year CMT + 1.75%)(a)	435	438,680
5.70%, 08/17/37, (1-year CMT + 1.00%)(a)	900	892,135
5.72%, 06/05/30, (1-year CMT + 1.07%)(a)	200	203,445
5.87%, 03/06/29, (1-year CMT + 1.70%)(a)	325	330,317
6.07%, 06/13/36, (1-year CMT + 1.60%)(a)	300	301,023
7.95%, 11/15/33, (1-year CMT + 3.75%)(a)	455	505,356
Mitsubishi UFJ Financial Group, Inc.
2.31%, 07/20/32, (1-year CMT + 0.95%)(a)	315	274,877
2.49%, 10/13/32, (1-year CMT + 0.97%)(a)	295	258,027
2.56%, 02/25/30	15	13,824
2.85%, 01/19/33, (1-year CMT + 1.10%)(a)	440	389,028
3.20%, 07/18/29	325	310,303
3.74%, 03/07/29	225	219,742
3.75%, 07/18/39	420	346,526
3.96%, 03/02/28	25	24,779
4.05%, 09/11/28	250	246,857
4.15%, 03/07/39	254	222,726
4.29%, 07/26/38(b)	250	226,591
4.32%, 04/19/33, (1-year CMT + 1.55%)(a)	60	56,991
5.13%, 07/20/33, (1-year CMT + 2.13%)(a)	155	153,195
5.24%, 04/19/29, (1-year CMT + 1.70%)(a)	205	206,319
5.41%, 04/19/34, (1-year CMT + 1.97%)(a)	125	125,126
5.42%, 02/22/29, (1-year CMT + 1.38%)(a)	360	363,274
5.44%, 02/22/34, (1-year CMT + 1.63%)(a)	135	135,257
5.47%, 09/13/33, (1-year CMT + 2.13%)(a)	65	65,306
Mizuho Financial Group, Inc.
1.98%, 09/08/31, (3-mo. CME Term SOFR + 1.53%)(a)	110	97,277
2.17%, 05/22/32, (1-year CMT + 0.87%)(a)	285	248,399
2.20%, 07/10/31, (3-mo. CME Term SOFR + 1.77%)(a)	45	40,347
2.26%, 07/09/32, (1-year CMT + 0.90%)(a)	425	370,547
2.56%, 09/13/31	260	227,548
Schedule of Investments
70

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
2.59%, 05/25/31, (3-mo. CME Term SOFR + 1.33%)(a)	$272	$248,321
2.87%, 09/13/30, (3-mo. CME Term SOFR + 1.57%)(a)	190	178,559
3.15%, 07/16/30, (3-mo. CME Term SOFR + 1.39%)(a)	257	244,325
3.17%, 09/11/27	185	182,512
3.26%, 05/22/30, (1-year CMT + 1.25%)(a)	50	47,881
4.02%, 03/05/28	290	287,393
4.25%, 09/11/29, (3-mo. CME Term SOFR + 1.53%)(a)	509	503,490
4.44%, 05/12/32, (1-year CMT + 0.70%)(a)	200	193,188
5.05%, 05/12/37, (1-year CMT + 0.85%)(a)	235	223,900
5.32%, 07/08/36, (1-year CMT + 1.07%)(a)	465	455,321
5.38%, 07/10/30, (1-year CMT + 1.08%)(a)	200	201,976
5.42%, 05/13/36, (1-year CMT + 0.98%)(a)	80	78,946
5.58%, 05/26/35, (1-year CMT + 1.30%)(a)	225	225,355
5.59%, 07/10/35, (1-year CMT + 1.30%)(a)	225	225,356
5.67%, 05/27/29, (1-year CMT + 1.50%)(a)	115	116,649
5.67%, 09/13/33, (1-year CMT + 2.40%)(a)	265	269,218
5.75%, 05/27/34, (1-year CMT + 1.80%)(a)	205	208,505
5.75%, 07/06/34, (1-year CMT + 1.90%)(a)	240	243,905
5.78%, 07/06/29, (1-year CMT + 1.65%)(a)	340	345,816
Morgan Stanley
1.79%, 02/13/32, (1-day SOFR + 1.03%)(a)	615	530,655
1.93%, 04/28/32, (1-day SOFR + 1.02%)(a)	275	237,040
2.24%, 07/21/32, (1-day SOFR + 1.18%)(a)	655	568,498
2.48%, 09/16/36, (1-day SOFR + 1.36%)(a)	170	145,851
2.51%, 10/20/32, (1-day SOFR + 1.20%)(a)	660	577,547
2.70%, 01/22/31, (1-day SOFR + 1.14%)(a)	372	343,907
2.80%, 01/25/52, (1-day SOFR + 1.43%)(a)	500	293,895
2.94%, 01/21/33, (1-day SOFR + 1.29%)(a)	390	345,902
3.22%, 04/22/42, (1-day SOFR + 1.49%)(a)	35	25,744
3.62%, 04/01/31, (1-day SOFR + 3.12%)(a)	424	403,301
3.77%, 01/24/29, (3-mo. CME Term SOFR + 1.40%)(a)	805	794,883
3.97%, 07/22/38(a)	990	840,549
4.30%, 01/27/45	855	693,021
4.38%, 01/22/47	692	556,040
4.43%, 01/23/30, (3-mo. CME Term SOFR + 1.89%)(a)	332	328,029
4.46%, 04/22/39, (3-mo. CME Term SOFR + 1.69%)(a)	765	681,342
4.49%, 01/16/32, (1-day SOFR + 0.95%)(a)	200	193,901
4.65%, 10/18/30, (1-day SOFR + 1.10%)(a)	515	509,092
4.71%, 03/12/32, (1-day SOFR + 1.20%)(a)	275	268,454
4.81%, 04/16/32, (1-day SOFR Index + 1.18%)(a)	180	176,278
4.89%, 07/20/33, (1-day SOFR + 2.08%)(a)	45	43,978
4.99%, 04/12/29, (1-day SOFR + 1.38%)(a)	30	30,102
5.04%, 07/19/30, (1-day SOFR + 1.22%)(a)	150	150,218
5.07%, 01/30/37, (1-day SOFR + 1.18%)(a)	310	295,456
5.12%, 02/01/29, (1-day SOFR + 1.73%)(a)	195	196,058
5.16%, 04/20/29, (1-day SOFR + 1.59%)(a)	395	397,477
5.19%, 04/17/31, (1-day SOFR + 1.51%)(a)	250	250,455
5.23%, 01/15/31, (1-day SOFR + 1.11%)(a)	250	250,969
5.25%, 04/21/34, (1-day SOFR + 1.87%)(a)	370	365,695
5.30%, 04/10/37, (1-day SOFR Index + 1.41%)(a)	90	87,142
5.30%, 04/20/37, (1-day SOFR + 2.62%)(a)	565	553,660
5.31%, 01/18/41, (5-year CMT + 1.17%)(a)	135	128,037
Security	Par (000)	Value
Banks (continued)
5.32%, 07/19/35, (1-day SOFR + 1.56%)(a)	$320	$314,997
5.42%, 07/21/34, (1-day SOFR + 1.88%)(a)	415	413,195
5.45%, 07/20/29, (1-day SOFR + 1.63%)(a)	225	227,438
5.47%, 01/18/35, (1-day SOFR + 1.73%)(a)	345	343,318
5.52%, 11/19/55, (1-day SOFR + 1.71%)(a)	300	274,811
5.59%, 01/18/36, (1-day SOFR + 1.42%)(a)	335	334,485
5.60%, 03/24/51, (1-day SOFR + 4.84%)(a)	528	494,166
5.66%, 04/18/30, (1-day SOFR + 1.26%)(a)	110	111,685
5.66%, 04/17/36, (1-day SOFR + 1.76%)(a)	125	125,365
5.83%, 04/19/35, (1-day SOFR + 1.58%)(a)	835	849,134
5.90%, 03/13/47, (1-day SOFR + 1.78%)(a)	575	560,214
5.94%, 02/07/39, (5-year CMT + 1.80%)(a)	465	466,999
5.95%, 01/19/38, (5-year CMT + 2.43%)(a)	445	450,347
6.30%, 10/18/28, (1-day SOFR + 2.24%)(a)	440	448,116
6.34%, 10/18/33, (1-day SOFR + 2.56%)(a)	345	361,418
6.38%, 07/24/42	711	745,491
6.63%, 11/01/34, (1-day SOFR + 2.05%)(a)	180	191,680
7.25%, 04/01/32	855	948,403
Series I, 4.36%, 10/22/31, (1-day SOFR + 1.07%)(a)	205	198,307
Series I, 4.89%, 10/22/36, (1-day SOFR + 1.31%)(a)	320	302,584
Morgan Stanley Bank N.A.
4.79%, 05/10/30, (1-day SOFR Index + 0.97%)(a)	250	248,690
5.02%, 01/12/29, (1-day SOFR + 0.91%)(a)	250	251,006
National Bank of Canada
4.17%, 01/20/29, (1-day SOFR Index + 0.76%)(a)	490	485,904
4.50%, 10/10/29	5,395	5,339,295
4.93%, 06/04/32, (1-day SOFR + 1.01%)(a)	3,205	3,151,564
5.60%, 12/18/28	4,330	4,410,881
NatWest Group PLC
3.03%, 11/28/35, (5-year CMT + 2.35%)(a)	470	428,409
4.45%, 05/08/30, (3-mo. SOFR US + 2.13%)(a)	799	787,205
4.89%, 05/18/29, (3-mo. SOFR US + 2.01%)(a)	825	826,164
5.08%, 01/27/30, (3-mo. SOFR US + 2.17%)(a)	980	982,464
5.78%, 03/01/35, (1-year CMT + 1.50%)(a)	265	268,573
5.81%, 09/13/29, (1-year CMT + 1.95%)(a)	205	208,790
5.91%, 03/03/47, (1-year CMT + 1.30%)(a)	200	189,050
6.48%, 06/01/34, (5-year CMT + 2.20%)(a)	235	241,031
Northern Trust Corp.
3.15%, 05/03/29	1,196	1,150,758
6.13%, 11/02/32	50	52,464
PNC Bank N.A.
3.10%, 10/25/27	360	354,564
3.25%, 01/22/28	480	471,826
PNC Financial Services Group, Inc. (The)
2.31%, 04/23/32, (1-day SOFR + 0.98%)(a)	140	123,592
2.55%, 01/22/30	375	346,873
3.45%, 04/23/29	718	695,416
4.62%, 10/26/29, (1-day SOFR + 0.68%)(a)	2,670	2,660,895
4.63%, 06/06/33, (1-day SOFR Index + 1.85%)(a)	85	81,281
5.07%, 01/24/34, (1-day SOFR + 1.93%)(a)	305	299,728
5.35%, 12/02/28, (1-day SOFR + 1.62%)(a)	50	50,446
5.40%, 07/23/35, (1-day SOFR + 1.60%)(a)	465	461,006
5.42%, 01/25/41, (5-year CMT + 1.17%)(a)	245	234,240
5.58%, 06/12/29, (1-day SOFR + 1.84%)(a)	526	533,698
5.58%, 01/29/36, (1-day SOFR + 1.39%)(a)	180	180,102
5.68%, 01/22/35, (1-day SOFR + 1.90%)(a)	270	272,802
71
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.94%, 08/18/34, (1-day SOFR + 1.95%)(a)	$375	$386,473
6.04%, 10/28/33, (1-day SOFR Index + 2.14%)(a)	220	227,370
6.88%, 10/20/34, (1-day SOFR + 2.28%)(a)	465	503,689
Regions Bank/Birmingham AL, 6.45%, 06/26/37	268	277,881
Regions Financial Corp.
1.80%, 08/12/28	165	155,858
7.38%, 12/10/37	278	309,120
Royal Bank of Canada
2.30%, 11/03/31(b)	200	175,817
3.88%, 05/04/32	465	436,962
4.31%, 11/03/31, (1-day SOFR + 0.98%)(a)	285	276,376
4.40%, 04/17/30, (1-day SOFR + 0.84%)(a)	425	419,216
4.52%, 10/18/28, (1-day SOFR Index + 0.86%)(a)	45	44,943
4.61%, 05/03/32, (1-day SOFR + 1.01%)(a)	425	415,769
4.90%, 01/12/28	520	522,645
4.95%, 02/01/29	300	301,782
4.97%, 08/02/30, (1-day SOFR + 1.10%)(a)	105	105,092
4.97%, 05/02/31, (1-day SOFR Index + 1.13%)(a)	100	99,731
5.00%, 02/01/33	700	693,177
5.00%, 05/02/33	435	430,549
5.15%, 02/04/31, (1-day SOFR + 1.03%)(a)	100	100,300
5.15%, 02/01/34	240	240,109
5.20%, 08/01/28	375	379,263
6.00%, 11/01/27	385	391,837
Santander Holdings USA, Inc.
5.35%, 09/06/30, (1-day SOFR + 1.94%)(a)	35	35,058
5.47%, 03/20/29, (1-day SOFR + 1.61%)(a)	270	271,727
5.74%, 03/20/31, (1-day SOFR + 1.88%)(a)	245	248,195
6.17%, 01/09/30, (1-day SOFR + 2.50%)(a)	80	81,765
6.34%, 05/31/35, (1-day SOFR + 2.14%)(a)(b)	105	108,453
6.50%, 03/09/29, (1-day SOFR + 2.36%)(a)	45	45,963
6.57%, 06/12/29, (1-day SOFR + 2.70%)(a)	10	10,246
7.66%, 11/09/31, (1-day SOFR + 3.28%)(a)	80	86,509
Santander U.K. Group Holdings PLC
2.90%, 03/15/32, (1-day SOFR + 1.48%)(a)	235	211,040
3.82%, 11/03/28, (3-mo. SOFR US + 1.66%)(a)	440	434,933
4.32%, 09/22/29, (1-day SOFR Index + 1.07%)(a)	200	197,371
4.86%, 09/11/30, (1-day SOFR Index + 1.55%)(a)	65	64,343
5.14%, 09/22/36, (1-day SOFR Index + 1.58%)(a)	305	289,146
5.69%, 04/15/31, (1-day SOFR Index + 1.52%)(a)	185	187,326
6.53%, 01/10/29, (1-day SOFR + 2.60%)(a)	190	193,946
State Street Corp.
2.40%, 01/24/30	1,035	961,923
2.62%, 02/07/33, (1-day SOFR + 1.00%)(a)	330	290,660
3.03%, 11/01/34, (1-day SOFR + 1.49%)(a)	483	452,508
4.14%, 12/03/29, (3-mo. CME Term SOFR + 1.29%)(a)	322	317,794
4.16%, 08/04/33, (1-day SOFR + 1.73%)(a)	20	18,934
4.42%, 05/13/33, (1-day SOFR + 1.61%)(a)	120	115,570
4.54%, 02/28/28	55	55,065
4.56%, 04/23/32, (1-day SOFR + 0.91%)(a)	175	171,100
4.68%, 10/22/32, (1-day SOFR + 1.05%)(a)	40	39,209
4.73%, 02/28/30	50	49,867
4.78%, 10/23/36, (1-day SOFR + 1.22%)(a)	350	332,018
Security	Par (000)	Value
Banks (continued)
4.82%, 01/26/34, (1-day SOFR + 1.57%)(a)	$15	$14,661
4.83%, 04/24/30	50	50,067
5.09%, 04/24/37, (1-day SOFR + 1.20%)(a)	195	188,684
5.15%, 02/28/36, (1-day SOFR + 1.22%)(a)	85	83,321
5.16%, 05/18/34, (1-day SOFR + 1.89%)(a)	20	19,886
5.68%, 11/21/29, (1-day SOFR + 1.48%)(a)	60	61,200
Sumitomo Mitsui Financial Group, Inc.
1.71%, 01/12/31	1,075	931,926
1.90%, 09/17/28	625	590,078
2.13%, 07/08/30	1,255	1,125,594
2.14%, 09/23/30	55	48,991
2.30%, 01/12/41	530	352,690
2.47%, 01/14/29	55	52,124
2.72%, 09/27/29	120	112,383
2.75%, 01/15/30	295	274,115
3.04%, 07/16/29	805	765,056
3.35%, 10/18/27	322	317,714
3.54%, 01/17/28	205	202,015
3.94%, 07/19/28	200	197,426
4.11%, 01/15/29	200	196,716
4.31%, 10/16/28	393	389,403
4.49%, 01/15/32, (1-day SOFR + 1.02%)(a)	200	194,079
5.05%, 01/15/37, (1-day SOFR + 1.22%)(a)	330	315,549
5.25%, 07/08/36, (1-day SOFR + 1.50%)(a)	595	580,382
5.33%, 03/03/41, (5-year CMT + 1.30%)(a)	150	142,563
5.42%, 07/09/31	150	151,428
5.52%, 01/13/28	285	288,373
5.56%, 07/09/34	610	612,784
5.57%, 01/15/47, (1-day SOFR + 1.36%)(a)	200	188,258
5.63%, 01/15/35	825	830,685
5.71%, 01/13/30	35	35,692
5.77%, 01/13/33	565	577,129
5.78%, 07/13/33	250	255,086
5.80%, 07/13/28	205	208,874
5.81%, 09/14/33	155	158,617
5.85%, 07/13/30	200	205,219
Toronto-Dominion Bank (The)
2.00%, 09/10/31	235	205,117
2.45%, 01/12/32	125	109,334
3.20%, 03/10/32	120	108,815
4.36%, 04/23/29	250	247,043
4.41%, 01/13/31	25	24,464
4.46%, 06/08/32	410	396,403
4.81%, 06/03/30	200	198,970
4.87%, 04/22/33	250	243,635
4.93%, 10/15/35	1,060	1,015,813
4.99%, 04/05/29	110	110,541
5.15%, 09/10/34, (5-year CMT + 1.50%)(a)	90	89,613
5.16%, 01/10/28	645	649,272
5.30%, 01/30/32	160	161,106
5.52%, 07/17/28	600	609,160
U.S. Bancorp
2.49%, 11/03/36, (5-year CMT + 0.95%)(a)	420	361,783
2.68%, 01/27/33, (1-day SOFR + 1.02%)(a)	100	88,015
4.48%, 01/26/32, (1-day SOFR + 0.87%)(a)	75	73,024
4.84%, 02/01/34, (1-day SOFR + 1.60%)(a)	295	286,011
4.97%, 07/22/33, (1-day SOFR + 2.11%)(a)	185	180,205
5.03%, 01/26/37, (1-day SOFR + 1.10%)(a)	75	72,046
5.68%, 01/23/35, (1-day SOFR + 1.86%)(a)	130	131,441
5.72%, 05/20/41, (5-year CMT + 1.25%)(a)	175	170,592
5.78%, 06/12/29, (1-day SOFR + 2.02%)(a)	370	376,360
Schedule of Investments
72

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.84%, 06/12/34, (1-day SOFR + 2.26%)(a)	$93	$95,110
5.85%, 10/21/33, (1-day SOFR + 2.09%)(a)	250	256,334
UBS AG/London, 5.65%, 09/11/28	1,555	1,585,589
UBS AG/Stamford CT
4.30%, 03/16/29, (1-day SOFR + 0.81%)(a)	250	248,551
4.63%, 02/16/32, (1-day SOFR + 1.11%)(a)	250	245,028
7.50%, 02/15/28	85	88,549
Wells Fargo & Co.
3.07%, 04/30/41, (1-day SOFR + 2.53%)(a)	1,305	960,814
4.40%, 06/14/46	725	568,251
4.61%, 04/25/53, (1-day SOFR + 2.13%)(a)	95	76,183
4.65%, 11/04/44	225	184,156
4.75%, 12/07/46	580	474,804
4.84%, 05/20/32, (1-day SOFR + 0.97%)(a)	675	664,440
4.90%, 11/17/45	65	54,653
5.01%, 04/04/51, (3-mo. CME Term SOFR + 4.50%)(a)	580	497,843
5.61%, 01/15/44	340	316,181
5.95%, 12/01/86	1,060	1,041,544
Westpac Banking Corp.
2.67%, 11/15/35, (5-year CMT + 1.75%)(a)	1,265	1,131,401
3.02%, 11/18/36, (5-year CMT + 1.53%)(a)	880	777,322
3.40%, 01/25/28	1,142	1,125,649
4.11%, 07/24/34, (5-year CMT + 2.00%)(a)	214	207,506
4.42%, 07/24/39	25	21,804
5.41%, 08/10/33, (1-year CMT + 2.68%)(a)	70	69,637
5.62%, 11/20/35, (1-year CMT + 1.20%)(a)	50	49,408
		264,994,364
Beverages — 0.6%
Anheuser-Busch Cos LLC/Anheuser-Busch InBev Worldwide, Inc.
4.70%, 02/01/36	1,242	1,176,318
4.90%, 02/01/46	1,480	1,294,458
Anheuser-Busch InBev Finance, Inc.
4.63%, 02/01/44	100	86,114
4.70%, 02/01/36	980	928,793
4.90%, 02/01/46	498	434,807
Anheuser-Busch InBev Worldwide, Inc.
3.50%, 06/01/30	920	878,997
4.38%, 04/15/38	519	470,563
4.44%, 10/06/48	505	408,896
4.50%, 06/01/50	45	38,651
4.60%, 04/15/48	45	38,007
4.75%, 01/23/29	711	711,749
4.75%, 04/15/58	220	181,384
4.90%, 01/23/31	323	323,191
4.95%, 01/15/42	432	394,745
5.00%, 06/15/34	160	158,188
5.45%, 01/23/39	603	594,608
5.55%, 01/23/49	763	719,832
5.80%, 01/23/59	400	388,176
5.88%, 06/15/35	360	376,094
8.00%, 11/15/39	189	228,556
8.20%, 01/15/39	330	403,327
Brown-Forman Corp.
4.00%, 04/15/38	113	99,197
4.50%, 07/15/45	279	230,743
Coca-Cola Co. (The)
1.00%, 03/15/28	560	531,806
1.38%, 03/15/31	345	298,587
1.65%, 06/01/30	416	373,026
Security	Par (000)	Value
Beverages (continued)
2.00%, 03/05/31	$315	$280,419
2.13%, 09/06/29	230	214,443
2.25%, 01/05/32	325	287,274
2.50%, 06/01/40	492	350,317
2.50%, 03/15/51	160	90,696
2.60%, 06/01/50	613	359,586
2.75%, 06/01/60	224	122,517
3.00%, 03/05/51	240	151,502
3.45%, 03/25/30	45	43,322
4.20%, 03/25/50	365	288,183
4.65%, 08/14/34(b)	135	132,751
5.00%, 05/13/34	120	120,702
5.20%, 01/14/55	315	286,803
5.30%, 05/13/54	60	55,511
5.40%, 05/13/64	300	275,326
Constellation Brands, Inc.
3.75%, 05/01/50	106	74,806
4.10%, 02/15/48	90	67,923
4.50%, 05/09/47	152	122,088
4.85%, 05/06/31	75	74,069
5.25%, 11/15/48	111	98,616
Diageo Capital PLC
2.00%, 04/29/30	1,150	1,037,527
2.13%, 04/29/32	1,540	1,313,273
2.38%, 10/24/29	3,375	3,136,502
3.88%, 05/18/28	1,100	1,086,771
3.88%, 04/29/43	2,525	1,963,194
5.63%, 10/05/33	715	729,971
5.88%, 09/30/36	25	25,782
Diageo Investment Corp.
4.25%, 05/11/42	1,715	1,430,309
5.13%, 08/15/30	230	230,916
5.63%, 04/15/35	215	218,187
7.45%, 04/15/35	440	507,437
Fomento Economico Mexicano SAB de CV
3.50%, 01/16/50	265	185,580
4.38%, 05/10/43	50	42,437
Keurig Dr Pepper, Inc.
3.20%, 05/01/30	284	265,274
3.80%, 05/01/50	227	156,398
4.05%, 04/15/32	350	328,378
4.42%, 12/15/46	90	71,038
4.50%, 11/15/45	114	91,153
4.50%, 04/15/52	305	235,932
4.60%, 05/25/28	25	24,917
5.09%, 05/25/48	80	67,833
5.15%, 05/15/35(b)	25	24,228
5.30%, 03/15/34	160	157,758
Molson Coors Beverage Co.
4.20%, 07/15/46	615	470,913
4.90%, 07/08/31	1,210	1,193,967
5.00%, 05/01/42	502	442,373
5.50%, 07/08/36	1,290	1,262,871
		31,966,586
Biotechnology — 0.4%
Amgen, Inc.
2.30%, 02/25/31	515	459,788
2.45%, 02/21/30	971	894,345
2.77%, 09/01/53	290	163,047
3.00%, 01/15/52	240	147,654
3.15%, 02/21/40	240	181,273
73
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Biotechnology (continued)
3.20%, 11/02/27	$792	$779,766
3.38%, 02/21/50	375	253,374
4.20%, 03/01/33	505	477,045
4.20%, 02/22/52	190	142,399
4.40%, 05/01/45	620	506,283
4.40%, 02/22/62	320	237,497
4.56%, 06/15/48	484	393,878
4.66%, 06/15/51	573	464,216
4.88%, 03/01/53	155	128,989
4.95%, 10/01/41	285	258,031
5.15%, 11/15/41	287	264,175
5.25%, 03/02/33	870	870,817
5.65%, 06/15/42	265	258,760
5.65%, 03/02/53	560	521,846
5.75%, 03/15/40	135	134,063
5.75%, 03/02/63	475	439,622
6.38%, 06/01/37	295	313,605
6.40%, 02/01/39	220	231,495
Baxalta, Inc., 5.25%, 06/23/45	255	232,052
Biogen, Inc.
2.25%, 05/01/30	90	81,634
3.15%, 05/01/50	337	209,985
3.25%, 02/15/51	195	122,274
5.20%, 09/15/45	482	431,422
Gilead Sciences, Inc.
1.20%, 10/01/27	1,890	1,826,055
1.65%, 10/01/30	640	563,981
2.80%, 10/01/50	176	105,841
4.00%, 09/01/36	509	455,862
4.15%, 03/01/47	430	338,273
4.25%, 05/20/28	2,410	2,399,031
4.50%, 02/01/45	480	403,337
4.60%, 09/01/35	570	541,886
4.75%, 03/01/46	576	496,761
4.80%, 04/01/44	388	341,370
4.90%, 05/20/34	2,970	2,906,816
5.10%, 06/15/35	490	483,674
5.25%, 10/15/33	475	478,806
5.55%, 10/15/53	60	56,500
5.60%, 11/15/64	140	130,101
5.65%, 12/01/41	415	409,117
Royalty Pharma PLC
3.30%, 09/02/40	45	33,859
4.45%, 03/25/31	25	24,324
5.20%, 09/25/35	25	24,270
5.40%, 09/02/34	60	59,427
5.90%, 09/02/54	265	252,080
5.95%, 09/25/55	75	72,173
		22,002,879
Building Materials — 0.7%
Carlisle Companies, Inc.
2.75%, 03/01/30	162	150,260
3.75%, 12/01/27	5	4,946
Carrier Global Corp.
2.70%, 02/15/31	790	717,125
2.72%, 02/15/30	915	850,666
3.38%, 04/05/40	185	143,574
3.58%, 04/05/50	506	350,246
5.90%, 03/15/34	519	535,178
6.20%, 03/15/54	121	123,401
Cemex SAB de CV, 5.75%, 06/05/36	1,085	1,058,678
Security	Par (000)	Value
Building Materials (continued)
CRH America Finance, Inc.
4.40%, 02/09/31	$225	$218,840
5.00%, 02/09/36	215	205,720
5.40%, 05/21/34	2,455	2,448,774
5.50%, 01/09/35	685	684,198
5.60%, 02/09/56	170	158,052
5.88%, 01/09/55	1,650	1,599,594
CRH SMW Finance DAC
5.13%, 01/09/30	3,455	3,469,545
5.20%, 05/21/29	2,630	2,651,980
Fortune Brands Innovations, Inc.
3.25%, 09/15/29	577	548,585
4.00%, 03/25/32	1,010	944,353
4.50%, 03/25/52	305	240,999
5.88%, 06/01/33(b)	1,092	1,116,658
Johnson Controls International PLC
4.50%, 02/15/47	187	153,430
4.63%, 07/02/44	135	114,614
4.95%, 07/02/64(e)	50	41,239
5.13%, 09/14/45	34	29,844
6.00%, 01/15/36	490	508,735
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
1.75%, 09/15/30	1,305	1,151,634
2.00%, 09/16/31	750	649,454
4.90%, 12/01/32	195	192,101
5.50%, 04/19/29	130	132,040
Lennox International, Inc., 5.50%, 09/15/28	340	344,215
Martin Marietta Materials, Inc.
3.20%, 07/15/51	365	229,009
4.25%, 12/15/47	197	152,227
5.15%, 12/01/34	120	117,467
5.50%, 12/01/54	315	287,220
Owens Corning
3.95%, 08/15/29	501	488,423
4.30%, 07/15/47	195	152,676
4.40%, 01/30/48	185	146,789
5.70%, 06/15/34	265	268,467
5.95%, 06/15/54	410	397,253
7.00%, 12/01/36	276	301,778
Trane Technologies Financing Ltd.
3.80%, 03/21/29	975	952,622
4.50%, 03/21/49	1,335	1,095,414
4.65%, 11/01/44	602	517,564
5.10%, 06/13/34	2,410	2,389,167
5.25%, 03/03/33	1,515	1,524,351
Trane Technologies Holdco, Inc.
3.75%, 08/21/28	1,965	1,934,566
4.30%, 02/21/48	615	490,076
5.75%, 06/15/43	1,864	1,861,378
Vulcan Materials Co.
4.50%, 06/15/47	224	182,497
4.70%, 03/01/48	145	120,730
5.35%, 12/01/34	25	24,855
5.70%, 12/01/54	130	123,147
		35,296,354
Chemicals — 0.3%
Dow Chemical Co. (The)
3.60%, 11/15/50	210	136,235
4.25%, 10/01/34	485	438,003
4.38%, 11/15/42	242	192,304
Schedule of Investments
74

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Chemicals (continued)
4.63%, 10/01/44	$172	$137,254
4.80%, 11/30/28	120	119,956
4.80%, 01/15/31	50	49,049
4.80%, 05/15/49	224	175,894
5.15%, 02/15/34	315	306,279
5.25%, 11/15/41	75	66,751
5.35%, 03/15/35(b)	25	24,387
5.55%, 11/30/48	215	187,796
5.60%, 02/15/54	120	104,758
5.65%, 03/15/36	75	73,681
5.95%, 03/15/55(b)	75	68,864
6.30%, 03/15/33	115	120,032
6.90%, 05/15/53	90	93,899
7.38%, 11/01/29	40	43,096
9.40%, 05/15/39	160	207,301
Ecolab, Inc.
1.30%, 01/30/31	345	295,389
2.13%, 02/01/32	120	103,672
2.70%, 12/15/51	135	78,349
2.75%, 08/18/55	25	14,126
3.25%, 12/01/27	1,431	1,409,184
3.95%, 12/01/47	75	57,517
4.60%, 06/15/29	300	298,962
4.80%, 03/24/30	826	824,330
4.80%, 06/15/31	300	297,628
5.00%, 09/01/35	375	365,743
5.15%, 06/15/33	300	298,542
5.35%, 06/15/36	330	327,440
5.50%, 12/08/41	120	117,674
International Flavors & Fragrances, Inc.
4.38%, 06/01/47	110	87,147
4.45%, 09/26/28	790	784,358
5.00%, 09/26/48	156	133,400
LYB International Finance BV
4.88%, 03/15/44	295	242,625
5.25%, 07/15/43	178	154,287
LYB International Finance III LLC
3.63%, 04/01/51	280	180,777
3.80%, 10/01/60	440	270,660
4.20%, 10/15/49	212	150,952
4.20%, 05/01/50	160	113,775
5.50%, 03/01/34	190	187,067
5.63%, 05/15/33	290	289,725
LyondellBasell Industries NV, 4.63%, 02/26/55	310	230,728
Mosaic Co. (The)
4.88%, 11/15/41	15	13,139
5.45%, 11/15/33(b)	325	321,967
5.63%, 11/15/43	155	143,009
Nutrien Ltd.
4.13%, 03/15/35	410	368,790
4.85%, 05/29/31	175	173,149
4.90%, 06/01/43	130	113,429
5.00%, 04/01/49	123	105,105
5.25%, 03/12/32	150	150,118
5.25%, 01/15/45	163	147,567
5.35%, 05/29/36	175	171,014
5.40%, 06/21/34	65	64,805
5.63%, 12/01/40	173	167,261
5.80%, 03/27/53	220	209,178
5.88%, 12/01/36	150	151,339
6.13%, 01/15/41	80	81,363
Security	Par (000)	Value
Chemicals (continued)
PPG Industries, Inc.
2.80%, 08/15/29	$189	$178,368
3.75%, 03/15/28	505	498,127
4.38%, 03/15/31	150	145,914
Sherwin-Williams Co. (The)
2.20%, 03/15/32	120	103,600
3.30%, 05/15/50	135	87,570
3.80%, 08/15/49	205	148,075
4.00%, 12/15/42	98	77,267
4.50%, 08/15/30	50	49,133
4.50%, 06/01/47	374	303,644
4.55%, 08/01/45	195	161,137
5.15%, 08/15/35	50	48,961
		14,042,625
Commercial Services — 0.4%
Automatic Data Processing, Inc.
1.25%, 09/01/30	6,216	5,429,658
1.70%, 05/15/28	5,815	5,555,769
4.45%, 09/09/34	125	119,504
4.75%, 05/08/32	175	172,714
5.00%, 05/07/36	250	242,404
Moody's Corp.
3.10%, 11/29/61	125	71,019
3.25%, 01/15/28	250	245,724
3.25%, 05/20/50	134	85,454
3.75%, 02/25/52	125	86,830
4.25%, 02/01/29	185	183,053
4.25%, 08/08/32	150	143,583
4.88%, 12/17/48	209	176,926
5.25%, 07/15/44	255	232,344
PayPal Holdings, Inc.
2.85%, 10/01/29	295	277,936
3.25%, 06/01/50	376	241,862
4.55%, 06/01/28	175	174,444
4.95%, 06/01/31	175	172,461
5.05%, 06/01/52	135	113,266
5.25%, 06/01/62	140	119,544
5.55%, 06/01/36	175	171,058
Quanta Services, Inc.
2.35%, 01/15/32	340	294,168
2.90%, 10/01/30	830	762,274
5.25%, 08/09/34	25	24,514
RELX Capital, Inc.
3.00%, 05/22/30	1,880	1,754,806
4.00%, 03/18/29	2,608	2,558,443
4.75%, 03/27/30	100	99,256
4.75%, 05/20/32	75	73,508
5.25%, 03/27/35	285	280,105
S&P Global, Inc.
2.30%, 08/15/60	325	150,864
2.50%, 12/01/29	205	190,727
2.90%, 03/01/32	60	53,881
3.25%, 12/01/49	333	219,027
3.70%, 03/01/52	35	24,769
3.90%, 03/01/62	205	140,570
4.25%, 01/15/31	110	106,453
4.80%, 12/04/35	60	57,110
Verisk Analytics, Inc.
4.13%, 03/15/29	55	54,080
5.13%, 03/15/36	25	23,776
5.25%, 03/15/35	25	24,328
75
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services (continued)
5.50%, 06/15/45	$26	$23,817
		20,932,029
Computers — 0.5%
Apple, Inc.
2.55%, 08/20/60	988	503,331
2.65%, 05/11/50	433	252,682
2.65%, 02/08/51	250	144,295
2.70%, 08/05/51	355	206,095
2.80%, 02/08/61	240	129,393
2.85%, 08/05/61	255	138,640
2.95%, 09/11/49	414	259,259
3.75%, 09/12/47	225	166,322
3.75%, 11/13/47	246	182,313
3.85%, 05/04/43	582	464,632
3.95%, 08/08/52	150	110,764
4.10%, 08/08/62	340	246,479
4.25%, 02/09/47	245	197,611
4.65%, 02/23/46	45	38,921
Dell International LLC/EMC Corp.
3.45%, 12/15/51	82	54,022
5.40%, 04/15/34	55	54,678
8.10%, 07/15/36	145	168,265
8.35%, 07/15/46	163	196,995
Dell, Inc., 6.50%, 04/15/38	90	93,822
DXC Technology Co., 2.38%, 09/15/28	105	99,320
Gartner, Inc.
4.95%, 03/20/31	1,390	1,341,893
5.60%, 11/20/35	1,630	1,539,409
Hewlett Packard Enterprise Co.
4.15%, 09/15/28	195	192,627
4.40%, 09/25/27	1,610	1,606,793
4.40%, 10/15/30	295	287,384
4.50%, 03/23/28	125	124,562
4.55%, 10/15/29	720	710,522
4.60%, 03/23/29	100	99,314
4.85%, 10/15/31	570	560,708
5.00%, 10/15/34	625	599,942
5.25%, 07/01/28	760	765,446
5.25%, 04/01/33	125	123,684
5.60%, 10/15/54	190	167,394
6.20%, 10/15/35	586	614,017
6.35%, 10/15/45	1,375	1,361,809
HP, Inc.
3.40%, 06/17/30	50	47,104
4.20%, 04/15/32	305	287,060
4.75%, 01/15/28	40	40,033
5.40%, 04/25/30	75	75,587
5.50%, 01/15/33	370	371,764
6.00%, 09/15/41	502	492,279
6.10%, 04/25/35	40	41,051
IBM International Capital Pte. Ltd., 5.30%, 02/05/54	165	138,863
International Business Machines Corp.
3.43%, 02/09/52	90	55,732
3.50%, 05/15/29	1,680	1,625,623
4.00%, 02/03/29	200	196,516
4.00%, 06/20/42	315	244,785
4.15%, 05/15/39	332	277,921
4.25%, 05/15/49	566	414,048
4.30%, 02/03/31	200	193,802
4.60%, 02/03/33	200	192,359
Security	Par (000)	Value
Computers (continued)
4.70%, 02/19/46	$50	$40,521
4.90%, 07/27/52	105	83,791
4.95%, 02/03/36	300	283,443
5.10%, 02/06/53	135	110,580
5.20%, 02/10/35	195	190,592
5.60%, 11/30/39	436	425,315
5.70%, 02/10/55	200	177,469
5.80%, 02/03/56	215	193,609
5.88%, 11/29/32	785	812,787
6.50%, 01/15/28	532	544,933
Kyndryl Holdings, Inc., 3.15%, 10/15/31	920	767,108
Leidos, Inc.
2.30%, 02/15/31	545	481,124
4.38%, 05/15/30	781	760,435
5.00%, 03/15/36	50	47,292
NetApp, Inc.
2.70%, 06/22/30	1,635	1,496,293
5.50%, 03/17/32	290	291,504
5.70%, 03/17/35	940	941,053
		26,145,719
Cosmetics & Personal Care — 0.1%
Colgate-Palmolive Co.
3.70%, 08/01/47	361	270,270
4.00%, 08/15/45	373	306,362
4.60%, 03/01/33	36	35,909
Estee Lauder Companies, Inc. (The)
3.13%, 12/01/49	167	106,316
4.38%, 06/15/45	87	70,327
6.00%, 05/15/37	80	83,209
Kenvue, Inc.
4.85%, 05/22/32	25	24,778
5.05%, 03/22/53	75	65,302
5.20%, 03/22/63	265	229,114
Procter & Gamble Co. (The)
3.60%, 03/25/50(b)	130	96,605
4.60%, 05/01/35	175	170,010
5.55%, 03/05/37	396	410,243
5.80%, 08/15/34	335	351,609
Unilever Capital Corp.
1.75%, 08/12/31	645	557,153
3.50%, 03/22/28	625	615,680
4.63%, 08/12/34	100	96,890
5.00%, 12/08/33	720	718,913
5.90%, 11/15/32	670	702,395
Series 30Y, 2.63%, 08/12/51	420	247,072
		5,158,157
Distribution & Wholesale — 0.1%
LKQ Corp.
5.75%, 06/15/28	1,860	1,880,760
6.25%, 06/15/33	2,145	2,196,237
WW Grainger, Inc.
3.75%, 05/15/46	186	140,768
4.20%, 05/15/47	219	175,823
4.45%, 09/15/34	1,305	1,249,281
4.60%, 06/15/45	332	286,243
		5,929,112
Diversified Financial Services — 0.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.00%, 10/29/28	757	727,274
Schedule of Investments
76

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
3.30%, 01/30/32	$977	$881,428
3.40%, 10/29/33	630	550,033
3.85%, 10/29/41	220	171,566
3.88%, 01/23/28	410	404,963
4.63%, 10/15/27	710	709,473
4.95%, 09/10/34	90	85,928
5.30%, 01/19/34	250	245,341
5.75%, 06/06/28	150	152,264
6.95%, 03/10/55, (5-year CMT + 2.72%)(a)	275	281,809
Ally Financial, Inc.
7.10%, 11/15/27	110	112,830
8.00%, 11/01/31	764	839,006
American Express Co.
4.05%, 12/03/42	720	588,004
4.44%, 05/03/30, (1-day SOFR + 0.81%)(a)	455	450,019
4.46%, 02/10/32, (1-day SOFR + 0.87%)(a)	90	87,678
4.80%, 10/24/36, (1-day SOFR + 1.24%)(a)	125	118,153
4.92%, 07/20/33, (1-day SOFR + 1.22%)(a)	235	230,794
4.99%, 05/26/33, (1-day SOFR + 2.26%)(a)	150	146,665
5.09%, 01/30/31, (1-day SOFR Index + 1.02%)(a)	400	401,178
5.28%, 07/26/35, (1-day SOFR + 1.42%)(a)	715	707,770
5.44%, 01/30/36, (1-day SOFR Index + 1.32%)(a)	280	278,859
5.53%, 04/25/30, (1-day SOFR Index + 1.09%)(a)	160	162,535
5.63%, 07/28/34, (1-day SOFR + 1.93%)(a)	135	135,412
5.67%, 04/25/36, (1-day SOFR + 1.79%)(a)	375	379,109
5.92%, 04/25/35, (1-day SOFR + 1.63%)(a)	435	440,895
6.49%, 10/30/31, (1-day SOFR + 1.94%)(a)	50	52,643
Ameriprise Financial, Inc.
4.50%, 05/13/32	60	58,357
5.15%, 05/15/33	310	308,839
Apollo Global Management, Inc.
5.70%, 03/30/36	50	49,358
6.00%, 12/15/54, (5-year CMT + 2.17%)(a)	85	80,766
Broadridge Financial Solutions, Inc.
2.60%, 05/01/31	1,185	1,053,546
2.90%, 12/01/29	960	897,221
5.75%, 05/15/36	125	123,584
Brookfield Capital Finance LLC, 6.09%, 06/14/33	565	581,015
Brookfield Finance I U.K. PLC/Brookfield Finance, Inc., 2.34%, 01/30/32	870	750,796
Brookfield Finance LLC/Brookfield Finance, Inc., 3.45%, 04/15/50	195	126,971
Brookfield Finance, Inc.
3.50%, 03/30/51	125	81,874
3.63%, 02/15/52	80	53,461
3.90%, 01/25/28	205	202,807
4.35%, 04/15/30	357	348,590
4.70%, 09/20/47	330	270,187
4.85%, 03/29/29	650	648,861
5.68%, 01/15/35	340	338,534
5.97%, 03/04/54	120	113,742
6.35%, 01/05/34	535	557,230
Capital One Financial Corp.
2.36%, 07/29/32, (1-day SOFR + 1.34%)(a)	275	236,387
2.62%, 11/02/32, (1-day SOFR + 1.27%)(a)	395	346,723
3.27%, 03/01/30, (1-day SOFR + 1.79%)(a)	230	220,916
4.72%, 01/30/32, (1-day SOFR + 1.15%)(a)	75	73,199
5.20%, 09/11/36, (1-day SOFR + 1.63%)(a)	660	629,007
Security	Par (000)	Value
Diversified Financial Services (continued)
5.25%, 07/26/30, (1-day SOFR + 2.60%)(a)(b)	$230	$231,116
5.27%, 05/10/33, (1-day SOFR + 2.37%)(a)	355	350,620
5.40%, 01/30/37, (1-day SOFR + 1.51%)(a)	230	221,554
5.47%, 02/01/29, (1-day SOFR + 2.08%)(a)	210	211,788
5.82%, 02/01/34, (1-day SOFR + 2.60%)(a)	180	181,962
6.18%, 01/30/36, (1-day SOFR + 2.04%)(a)	80	80,080
6.31%, 06/08/29, (1-day SOFR + 2.64%)(a)	200	204,835
6.38%, 06/08/34, (1-day SOFR + 2.86%)(a)	220	228,516
6.70%, 11/29/32	245	261,624
7.96%, 11/02/34, (1-day SOFR Index + 3.37%)(a)	375	423,406
Cboe Global Markets, Inc.
1.63%, 12/15/30	345	299,796
3.00%, 03/16/32	1,220	1,093,461
Intercontinental Exchange, Inc.
1.85%, 09/15/32	320	266,840
3.00%, 06/15/50	295	183,732
3.00%, 09/15/60	460	257,534
3.10%, 09/15/27	55	54,306
3.75%, 09/21/28	139	136,446
3.95%, 12/01/28	70	68,921
4.20%, 03/15/31	75	72,595
4.25%, 09/21/48	411	322,033
4.60%, 03/15/33	325	314,252
4.95%, 06/15/52	195	168,258
5.20%, 06/15/62	295	254,417
Invesco Finance PLC, 5.38%, 11/30/43	253	236,276
Legg Mason, Inc., 5.63%, 01/15/44	368	353,349
LPL Holdings, Inc.
5.65%, 03/15/35	55	53,860
5.75%, 06/15/35	390	383,935
6.00%, 05/20/34	30	30,275
Mastercard, Inc.
2.00%, 11/18/31	85	74,326
2.95%, 06/01/29	165	158,093
3.35%, 03/26/30	505	481,224
3.50%, 02/26/28	70	69,050
3.65%, 06/01/49	235	168,660
3.80%, 11/21/46	225	171,081
3.85%, 03/26/50	268	199,054
3.95%, 02/26/48	242	183,891
4.55%, 01/15/35	145	138,666
4.85%, 03/09/33	70	69,348
4.88%, 05/09/34	30	29,533
4.95%, 03/15/32	100	100,253
Nasdaq, Inc.
1.65%, 01/15/31	550	478,664
3.25%, 04/28/50	295	190,063
3.95%, 03/07/52	172	123,953
5.35%, 06/28/28	710	717,947
5.55%, 02/15/34	569	574,959
5.95%, 08/15/53	120	116,761
6.10%, 06/28/63	140	136,317
Nomura Holdings, Inc.
2.17%, 07/14/28	295	280,937
2.61%, 07/14/31	420	370,602
2.68%, 07/16/30	345	313,605
2.71%, 01/22/29	405	384,062
3.00%, 01/22/32	265	235,551
3.10%, 01/16/30	615	574,772
4.90%, 07/01/30	200	197,440
77
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
5.49%, 06/29/35	$200	$198,954
5.61%, 07/06/29	15	15,214
5.78%, 07/03/34	465	470,701
6.07%, 07/12/28	240	245,035
6.09%, 07/12/33	235	243,082
6.18%, 01/18/33	200	207,602
ORIX Corp.
4.00%, 04/13/32	170	160,340
4.45%, 09/09/30	25	24,397
5.20%, 09/13/32	480	480,282
5.40%, 02/25/35	20	19,792
Raymond James Financial, Inc.
3.75%, 04/01/51	215	149,436
4.65%, 04/01/30	274	271,669
4.90%, 09/11/35	640	608,700
4.95%, 07/15/46	235	203,803
5.65%, 09/11/55	640	592,544
Synchrony Financial
2.88%, 10/28/31	695	610,216
3.95%, 12/01/27	706	698,193
4.95%, 02/25/32, (1-day SOFR + 1.53%)(a)	25	24,213
5.15%, 03/19/29	522	520,688
5.94%, 08/02/30, (1-day SOFR Index + 2.13%)(a)	355	360,186
6.00%, 07/29/36, (1-day SOFR + 2.07%)(a)	1,440	1,418,122
UBS Americas, Inc., 7.13%, 07/15/32	746	818,510
Visa, Inc.
2.00%, 08/15/50	110	56,421
2.05%, 04/15/30	300	273,697
2.70%, 04/15/40	300	220,374
2.75%, 09/15/27	145	142,737
3.65%, 09/15/47	70	51,720
3.80%, 02/12/29	150	147,542
4.10%, 02/12/31	150	146,728
4.15%, 12/14/35	494	460,604
4.30%, 12/14/45	901	744,275
4.40%, 02/12/33	150	145,537
Voya Financial, Inc.
4.70%, 01/23/48, (3-mo. SOFR US + 2.34%)(a)	225	221,004
5.70%, 07/15/43	141	134,467
Western Union Co. (The), 6.20%, 11/17/36(b)	322	324,816
		42,389,800
Electric — 2.0%
AEP Texas, Inc.
3.45%, 05/15/51	785	504,574
4.70%, 05/15/32	625	606,463
5.25%, 05/15/52	475	410,915
5.40%, 06/01/33	225	223,697
5.45%, 05/15/29	100	101,392
5.70%, 05/15/34	305	308,032
5.85%, 10/15/55	60	56,126
Series G, 4.15%, 05/01/49	240	178,059
Series H, 3.45%, 01/15/50	395	258,281
Series Q, 5.20%, 04/15/36	50	48,188
Avangrid, Inc., 3.80%, 06/01/29	3,252	3,155,788
Baltimore Gas and Electric Co.
2.90%, 06/15/50	187	112,172
3.20%, 09/15/49	377	241,349
3.50%, 08/15/46	320	225,194
3.75%, 08/15/47	321	231,855
4.25%, 09/15/48	250	193,962
Security	Par (000)	Value
Electric (continued)
4.55%, 06/01/52	$30	$23,770
5.15%, 06/01/33	1,910	1,893,174
5.40%, 06/01/53	120	108,000
5.65%, 06/01/54	100	93,250
6.05%, 06/01/56	2,865	2,804,594
6.35%, 10/01/36	240	254,044
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42	165	126,511
3.60%, 03/01/52	235	162,558
3.95%, 03/01/48	334	253,583
4.50%, 04/01/44	157	132,595
4.95%, 04/01/33	30	29,445
5.30%, 04/01/53	90	81,882
Series AD, 2.90%, 07/01/50	222	136,003
Series AR, 4.85%, 04/01/36	30	28,627
Series K2, 6.95%, 03/15/33	170	185,822
Cleveland Electric Illuminating Co. (The), 5.95%, 12/15/36	225	228,142
CMS Energy Corp.
3.75%, 12/01/50, (5-year CMT + 2.90%)(a)	550	507,513
4.75%, 06/01/50, (5-year CMT + 4.12%)(a)	600	582,100
6.50%, 06/01/55, (5-year CMT + 1.96%)(a)	140	140,846
Commonwealth Edison Co.
2.20%, 03/01/30	604	552,091
3.00%, 03/01/50	335	207,164
3.65%, 06/15/46	351	254,146
3.70%, 08/15/28	15	14,752
3.70%, 03/01/45	168	124,661
3.80%, 10/01/42	110	86,042
4.00%, 03/01/48	349	262,090
4.00%, 03/01/49	277	207,249
4.35%, 11/15/45	81	65,455
4.55%, 06/01/31	150	147,093
4.60%, 08/15/43	200	171,073
4.70%, 01/15/44	25	21,516
5.30%, 02/01/53	150	133,622
5.65%, 06/01/54	260	243,443
5.85%, 06/01/56	225	216,601
5.90%, 03/15/36	30	30,915
6.45%, 01/15/38	154	164,275
Series 123, 3.75%, 08/15/47	275	199,691
Series 127, 3.20%, 11/15/49	259	167,219
Series 131, 2.75%, 09/01/51	570	328,647
Connecticut Light and Power Co. (The)
4.00%, 04/01/48	340	258,523
4.30%, 04/15/44	340	278,357
4.65%, 01/01/29	75	74,815
4.90%, 07/01/33	75	73,727
4.95%, 01/15/30	40	40,083
4.95%, 08/15/34	25	24,288
5.25%, 01/15/53	255	228,579
Series A, 2.05%, 07/01/31	1,162	1,014,167
Series A, 4.15%, 06/01/45	310	246,924
Consolidated Edison Co. of New York, Inc.
3.60%, 06/15/61	85	54,747
3.70%, 11/15/59	275	179,786
3.85%, 06/15/46	344	254,654
3.95%, 03/01/43	264	207,796
4.45%, 03/15/44	270	223,875
4.50%, 12/01/45	170	139,623
4.50%, 05/15/58	120	91,982
Schedule of Investments
78

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
4.63%, 12/01/54	$254	$201,167
5.70%, 06/15/40	127	125,447
Series 06-A, 5.85%, 03/15/36	104	106,661
Series 06-B, 6.20%, 06/15/36	120	125,763
Series 07-A, 6.30%, 08/15/37	5	5,252
Series 08-B, 6.75%, 04/01/38	220	239,882
Series 09-C, 5.50%, 12/01/39	220	214,481
Series 12-A, 4.20%, 03/15/42	212	174,892
Series 2017, 3.88%, 06/15/47	351	258,810
Series 20B, 3.95%, 04/01/50	330	243,531
Series A, 4.13%, 05/15/49	90	67,777
Series C, 3.00%, 12/01/60	435	242,530
Series C, 4.00%, 11/15/57	124	87,546
Series C, 4.30%, 12/01/56	146	109,049
Series E, 4.65%, 12/01/48	180	147,426
Delmarva Power & Light Co., 4.15%, 05/15/45	135	106,777
Duke Energy Carolinas Nc Storm Funding II LLC, Series A-1, 4.23%, 07/01/37	296	286,812
Edison International
4.13%, 03/15/28	595	584,191
5.25%, 03/15/32	170	164,424
El Paso Electric Co.
5.00%, 12/01/44	95	80,784
6.00%, 05/15/35	102	102,884
Enel Chile SA, 4.88%, 06/12/28	3,860	3,862,352
Entergy Corp., 7.13%, 12/01/54, (5-year CMT + 2.67%)(a)	210	216,105
Entergy Louisiana LLC
2.90%, 03/15/51	503	298,842
4.20%, 09/01/48	250	191,548
4.20%, 04/01/50	390	295,706
4.95%, 01/15/45	675	590,221
5.70%, 03/15/54	205	192,183
Entergy Texas, Inc.
5.00%, 09/15/52	230	194,612
5.55%, 09/15/54	35	32,036
5.80%, 09/01/53	210	200,049
Eversource Energy
3.45%, 01/15/50	575	380,999
4.45%, 12/15/30	100	97,351
5.13%, 05/15/33	285	279,905
5.50%, 01/01/34	245	244,750
5.85%, 04/15/31	365	374,335
5.95%, 02/01/29	105	107,490
5.95%, 07/15/34	285	292,528
Series A, 6.10%, 08/15/56, (5-year CMT + 2.52%)(a)	800	791,310
Series B, 6.35%, 08/15/56, (5-year CMT + 2.33%)(a)	545	543,468
Series M, 3.30%, 01/15/28	1,170	1,147,504
Series O, 4.25%, 04/01/29	340	334,992
Series R, 1.65%, 08/15/30	2,115	1,857,363
Exelon Corp.
4.05%, 04/15/30	560	542,220
4.10%, 03/15/52	400	290,710
4.45%, 04/15/46	336	267,810
4.70%, 04/15/50	475	380,914
4.95%, 06/15/35	357	338,912
5.10%, 06/15/45	255	223,072
5.45%, 03/15/34	165	164,741
5.60%, 03/15/53	215	195,384
Security	Par (000)	Value
Electric (continued)
5.63%, 06/15/35	$295	$294,959
5.88%, 03/15/55	465	438,914
6.50%, 03/15/55, (5-year CMT + 1.98%)(a)	185	186,379
FirstEnergy Transmission LLC, 5.00%, 01/15/35	1,320	1,273,013
Florida Power & Light Co.
3.15%, 10/01/49	356	229,140
3.70%, 12/01/47	218	157,470
3.95%, 03/01/48	289	217,159
3.99%, 03/01/49	203	151,763
4.05%, 06/01/42	227	185,216
4.05%, 10/01/44	265	208,169
4.13%, 02/01/42	160	132,267
4.13%, 06/01/48	240	183,843
4.63%, 05/15/30	85	84,515
4.80%, 05/15/33	55	53,861
4.95%, 06/01/35	305	296,044
5.25%, 02/01/41	225	213,186
5.63%, 04/01/34	785	799,413
5.65%, 02/01/37	242	246,149
5.69%, 03/01/40	290	288,731
5.95%, 02/01/38	275	282,921
5.96%, 04/01/39	165	168,850
Iberdrola International BV, 6.75%, 07/15/36	1,754	1,910,057
ITC Holdings Corp.
3.35%, 11/15/27	724	712,811
5.30%, 07/01/43	424	386,401
National Grid PLC
5.41%, 06/09/36	2,060	2,008,235
5.42%, 01/11/34	2,325	2,316,507
5.60%, 06/12/28	1,400	1,419,003
5.81%, 06/12/33	2,040	2,088,900
National Grid USA, 5.80%, 04/01/35	1,385	1,415,398
NextEra Energy Capital Holdings, Inc.
2.25%, 06/01/30	2,674	2,424,242
2.75%, 11/01/29	1,577	1,481,381
3.50%, 04/01/29	1,140	1,103,967
4.40%, 03/01/31	50	48,865
4.80%, 12/01/77, (3-mo. SOFR US + 2.67%)(a)	125	123,547
4.85%, 02/04/28	40	40,132
4.90%, 02/28/28	135	135,493
4.90%, 03/15/29	85	85,182
5.00%, 02/28/30	145	145,104
5.00%, 07/15/32	165	163,251
5.05%, 03/15/30	50	50,148
5.05%, 02/28/33	135	132,954
5.25%, 03/15/34	140	138,354
5.30%, 03/15/32	55	55,171
5.45%, 03/15/35	50	49,540
5.55%, 03/15/54	40	35,805
5.85%, 03/01/56	10	9,333
5.90%, 03/15/55	545	511,774
6.50%, 08/15/55, (5-year CMT + 1.98%)(a)	40	40,204
6.70%, 09/01/54, (5-year CMT + 2.36%)(a)	60	60,980
6.75%, 06/15/54, (5-year CMT + 2.46%)(a)	95	97,350
Series BB, 6.20%, 10/01/56, (5-year CMT + 1.77%)(a)	25	24,376
NSTAR Electric Co.
1.95%, 08/15/31	669	579,593
3.10%, 06/01/51	320	202,125
3.25%, 05/15/29	205	197,224
3.95%, 04/01/30	805	777,510
79
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
4.40%, 03/01/44	$440	$367,180
4.55%, 06/01/52	370	297,710
4.65%, 05/15/31	100	98,316
4.85%, 03/01/30	50	49,853
4.95%, 09/15/52	45	38,483
5.20%, 03/01/35	100	98,499
5.20%, 05/15/36	100	97,918
5.40%, 06/01/34	95	94,999
5.50%, 03/15/40	400	389,687
NYSEG Storm Funding LLC, Series A-2, 4.87%, 05/01/32	500	496,390
Ohio Edison Co., 6.88%, 07/15/36	185	202,257
Ohio Power Co.
4.00%, 06/01/49	390	284,868
4.15%, 04/01/48	240	180,892
5.00%, 06/01/33	30	29,341
5.65%, 06/01/34	305	308,252
Series Q, 1.63%, 01/15/31	875	757,587
Series R, 2.90%, 10/01/51	690	402,472
Oncor Electric Delivery Co. LLC
2.70%, 11/15/51	1,085	609,955
3.10%, 09/15/49	200	125,576
3.75%, 04/01/45	169	126,153
3.80%, 09/30/47	303	222,116
3.80%, 06/01/49	205	146,329
4.10%, 11/15/48	285	215,660
4.55%, 12/01/41	165	142,173
4.60%, 06/01/52	150	119,660
4.65%, 11/01/29	75	74,515
4.95%, 09/15/52	165	139,427
5.25%, 09/30/40	195	183,178
5.30%, 06/01/42	115	107,365
5.35%, 10/01/52	35	31,530
5.55%, 06/15/54	325	299,638
5.65%, 11/15/33	35	35,733
5.80%, 04/01/55	100	95,426
7.00%, 05/01/32	146	159,626
7.25%, 01/15/33	197	218,448
7.50%, 09/01/38	140	162,348
Pacific Gas and Electric Co.
3.50%, 08/01/50	585	372,925
3.75%, 08/15/42	35	25,733
3.95%, 12/01/47	140	98,365
4.20%, 06/01/41	105	83,159
4.25%, 03/15/46	210	158,833
4.30%, 03/15/45	155	118,807
4.45%, 04/15/42	180	145,408
4.50%, 07/01/40	330	273,900
4.55%, 07/01/30	365	355,968
4.60%, 06/15/43	85	68,963
4.75%, 02/15/44	180	147,830
4.95%, 07/01/50	740	589,922
5.25%, 03/01/52	330	277,370
5.90%, 06/15/32	400	408,286
5.90%, 10/01/54	85	77,127
6.00%, 05/01/56	30	27,370
6.10%, 10/15/55	95	87,944
6.15%, 03/01/55	215	202,261
6.30%, 08/15/56	60	56,985
6.70%, 04/01/53	290	293,557
6.75%, 01/15/53	240	240,602
Security	Par (000)	Value
Electric (continued)
PECO Energy Co.
2.80%, 06/15/50	$134	$79,543
2.85%, 09/15/51	535	315,202
3.00%, 09/15/49	265	165,825
3.05%, 03/15/51	60	37,128
3.70%, 09/15/47	381	275,294
3.90%, 03/01/48	309	229,511
4.15%, 10/01/44	282	224,991
5.25%, 09/15/54	65	57,652
5.95%, 10/01/36	40	41,322
PG&E Recovery Funding LLC
Series A-2, 5.23%, 06/01/42	550	536,482
Series A-3, 5.53%, 06/01/51	700	669,987
Potomac Electric Power Co.
4.15%, 03/15/43	400	324,068
5.50%, 03/15/54	315	289,652
6.50%, 11/15/37	460	491,890
PPL Electric Utilities Corp.
3.00%, 10/01/49	195	122,561
3.95%, 06/01/47	64	48,443
4.15%, 10/01/45	60	47,487
4.15%, 06/15/48	180	139,455
4.85%, 02/15/34	70	68,165
5.00%, 05/15/33	185	182,960
5.25%, 05/15/53	475	423,981
5.75%, 05/15/56	780	743,598
Public Service Co. of New Hampshire
3.60%, 07/01/49	745	521,691
4.40%, 07/01/28	75	74,767
5.15%, 01/15/53	425	375,297
5.35%, 10/01/33	100	100,371
Series V, 2.20%, 06/15/31	485	426,847
Public Service Electric and Gas Co.
2.05%, 08/01/50	305	154,936
2.45%, 01/15/30	40	37,017
2.70%, 05/01/50	127	74,585
3.00%, 03/01/51	120	74,651
3.15%, 01/01/50	290	186,601
3.20%, 08/01/49	370	241,226
3.60%, 12/01/47	365	260,869
3.65%, 09/01/28	30	29,430
3.65%, 09/01/42	110	85,006
3.70%, 05/01/28	30	29,585
3.80%, 01/01/43	105	82,732
3.80%, 03/01/46	90	67,472
3.85%, 05/01/49	285	208,633
3.95%, 05/01/42	100	80,669
4.05%, 05/01/48	370	282,129
5.13%, 03/15/53	535	471,854
5.45%, 03/01/54	40	36,877
5.50%, 03/01/40	160	156,345
5.80%, 05/01/37	245	251,934
Series Q, 5.50%, 03/01/55	55	50,848
Public Service Enterprise Group, Inc.
1.60%, 08/15/30	2,777	2,433,044
2.45%, 11/15/31	1,035	907,465
5.40%, 03/15/35	120	118,647
5.45%, 04/01/34	660	658,380
6.13%, 10/15/33	430	445,933
San Diego Gas & Electric Co.
3.70%, 03/15/52	90	62,120
Schedule of Investments
80

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
4.15%, 05/15/48	$230	$175,030
4.50%, 08/15/40	167	145,125
6.00%, 06/01/39	95	96,451
Series RRR, 3.75%, 06/01/47	224	163,174
Series TTT, 4.10%, 06/15/49	234	175,077
Series UUU, 3.32%, 04/15/50	252	162,659
Series VVV, 1.70%, 10/01/30	980	861,962
Series WWW, 2.95%, 08/15/51	335	203,144
SCE Recovery Funding LLC, Series A-2, 6.04%, 12/15/52	1,000	1,007,713
Sempra
3.40%, 02/01/28	238	233,604
3.80%, 02/01/38	609	500,954
4.00%, 02/01/48	419	303,595
5.25%, 03/15/36	75	72,116
5.50%, 08/01/33	100	100,578
6.00%, 10/15/39	254	252,733
6.55%, 04/01/55, (5-year CMT + 2.14%)(a)	90	89,004
Southern California Edison Co.
2.25%, 06/01/30	120	107,902
2.85%, 08/01/29	150	141,117
3.45%, 02/01/52	190	119,615
3.65%, 02/01/50	463	305,217
4.00%, 04/01/47	462	328,436
4.05%, 03/15/42	184	143,230
4.50%, 09/01/40	125	104,061
4.65%, 10/01/43	176	143,392
4.80%, 03/15/33	75	72,006
5.50%, 03/15/40	194	180,391
5.63%, 02/01/36	147	143,294
5.70%, 03/01/53	145	128,519
5.75%, 04/15/54	310	275,613
5.88%, 12/01/53	175	158,622
5.90%, 03/01/55	85	77,534
6.00%, 01/15/34	305	309,440
6.05%, 03/15/39	131	129,498
6.20%, 09/15/55	315	297,123
6.65%, 04/01/29	5	5,155
Series 04-G, 5.75%, 04/01/35	135	134,004
Series 05-E, 5.35%, 07/15/35	95	91,528
Series 06-E, 5.55%, 01/15/37	170	165,245
Series 08-A, 5.95%, 02/01/38	152	150,132
Series 13-A, 3.90%, 03/15/43	195	145,150
Series A, 4.20%, 03/01/29	175	171,464
Series B, 4.88%, 03/01/49	149	119,956
Series C, 3.60%, 02/01/45	95	65,473
Series C, 4.13%, 03/01/48	391	281,915
Series E, 5.45%, 06/01/52	115	99,028
Series H, 3.65%, 06/01/51	135	88,733
Southern Power Co., 5.15%, 09/15/41	60	54,930
Tampa Electric Co.
3.45%, 03/15/51	70	47,128
5.00%, 07/15/52	200	172,335
Toledo Edison Co. (The), 6.15%, 05/15/37	115	121,018
		102,931,710
Electrical Components & Equipment — 0.1%
ABB Finance USA, Inc.
3.80%, 04/03/28	1,695	1,675,653
4.38%, 05/08/42	3,520	3,005,950
Security	Par (000)	Value
Electrical Components & Equipment (continued)
Acuity Brands Lighting, Inc., 2.15%, 12/15/30	$1,245	$1,105,641
		5,787,244
Electronics — 0.3%
Allegion PLC, 3.50%, 10/01/29	860	823,516
Allegion U.S. Holding Co., Inc.
3.55%, 10/01/27	580	573,415
5.41%, 07/01/32	670	674,416
5.60%, 05/29/34	605	608,675
Avnet, Inc.
3.00%, 05/15/31	355	316,423
5.50%, 06/01/32	245	243,448
6.25%, 03/15/28	205	208,606
Fortive Corp.
4.30%, 06/15/46	90	70,864
5.25%, 05/15/36	175	169,550
Honeywell International, Inc.
1.75%, 09/01/31	285	244,672
1.95%, 06/01/30	1,095	985,145
2.70%, 08/15/29	1,895	1,792,375
3.81%, 11/21/47	262	194,109
4.50%, 01/15/34	375	358,644
4.75%, 02/01/32	45	44,477
4.95%, 09/01/31(b)	55	55,481
5.00%, 02/15/33	100	100,327
5.00%, 03/01/35	1,660	1,624,970
5.25%, 03/01/54	105	96,005
Hubbell, Inc.
3.50%, 02/15/28	90	88,571
4.80%, 11/15/35	25	23,686
Keysight Technologies, Inc.
3.00%, 10/30/29	523	493,156
4.95%, 10/15/34	190	183,260
nVent Finance SARL, 5.65%, 05/15/33	100	101,269
Trimble, Inc.
4.90%, 06/15/28	619	617,270
6.10%, 03/15/33	1,555	1,597,647
Tyco Electronics Group SA
4.50%, 02/09/31	25	24,534
4.88%, 02/09/36	35	33,367
7.13%, 10/01/37	145	162,810
Vontier Corp.
2.40%, 04/01/28	485	466,262
2.95%, 04/01/31	255	230,350
		13,207,300
Engineering & Construction — 0.2%
Jacobs Engineering Group, Inc.
5.90%, 03/01/33	2,500	2,541,751
6.35%, 08/18/28	3,940	4,044,948
Jacobs Solutions, Inc.
4.75%, 03/03/31	3,324	3,245,051
5.38%, 03/03/36	2,010	1,927,290
		11,759,040
Environmental Control — 0.1%
Republic Services, Inc.
3.05%, 03/01/50	90	57,621
5.70%, 05/15/41	25	25,072
6.20%, 03/01/40	38	39,962
Veralto Corp.
4.85%, 01/15/32	1,910	1,878,795
5.35%, 09/18/28	1,015	1,025,850
81
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Environmental Control (continued)
5.45%, 09/18/33	$950	$956,080
		3,983,380
Food — 0.4%
Ahold Finance USA LLC, 6.88%, 05/01/29	255	267,528
Campbell's Co. (The)
2.38%, 04/24/30	23	20,778
4.15%, 03/15/28	843	834,092
Campbell's Company (The)
3.13%, 04/24/50	161	94,074
4.75%, 03/23/35	170	155,434
4.80%, 03/15/48	331	259,914
5.40%, 03/21/34(b)	150	144,771
Conagra Brands, Inc.
4.85%, 11/01/28	40	39,831
5.30%, 11/01/38	370	340,824
5.40%, 11/01/48	381	324,098
7.00%, 10/01/28	130	134,927
8.25%, 09/15/30	335	369,622
General Mills, Inc.
2.25%, 10/14/31	875	763,145
2.88%, 04/15/30	641	595,945
3.00%, 02/01/51	250	153,791
4.15%, 02/15/43	275	218,953
4.20%, 04/17/28	933	925,279
4.70%, 04/17/48(b)	120	98,813
4.95%, 03/29/33	385	376,656
5.25%, 01/30/35(b)	225	220,736
5.40%, 06/15/40	235	223,944
Hershey Co. (The)
3.13%, 11/15/49	35	22,720
3.38%, 08/15/46	100	70,301
Hormel Foods Corp., 3.05%, 06/03/51	170	105,955
Ingredion, Inc.
2.90%, 06/01/30	855	794,698
3.90%, 06/01/50	214	153,568
J M Smucker Co. (The)
4.25%, 03/15/35	432	395,209
4.38%, 03/15/45	155	125,637
6.20%, 11/15/33	105	110,212
6.50%, 11/15/53(b)	205	215,754
Kellanova
2.10%, 06/01/30	1,065	963,394
3.40%, 11/15/27	963	950,859
4.30%, 05/15/28	919	913,867
4.50%, 04/01/46	2,669	2,212,780
5.25%, 03/01/33	300	300,877
5.75%, 05/16/54	230	218,766
Series B, 7.45%, 04/01/31	1,259	1,381,280
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40	266	254,948
Kraft Heinz Foods Co.
4.38%, 06/01/46	59	45,802
4.88%, 10/01/49	455	370,143
5.00%, 07/15/35	175	167,228
5.20%, 07/15/45	535	463,582
5.50%, 06/01/50	445	392,395
6.50%, 02/09/40	155	159,398
6.88%, 01/26/39	285	304,656
Kroger Co. (The)
3.95%, 01/15/50	165	119,150
4.65%, 01/15/48	280	227,870
5.15%, 08/01/43	125	112,695
Security	Par (000)	Value
Food (continued)
5.40%, 07/15/40	$157	$149,036
5.40%, 01/15/49	30	27,031
5.50%, 09/15/54	365	327,566
5.65%, 09/15/64	200	178,994
6.90%, 04/15/38	187	205,115
McCormick & Co., Inc.
1.85%, 02/15/31	145	126,619
4.20%, 08/15/47	384	294,261
4.95%, 04/15/33	50	48,921
Mondelez International, Inc., 2.63%, 09/04/50	130	75,030
Sysco Corp.
2.40%, 02/15/30	15	13,727
3.30%, 02/15/50	228	145,373
4.45%, 03/15/48	142	110,799
4.50%, 04/01/46	169	134,953
4.85%, 10/01/45	155	130,820
5.38%, 09/21/35	102	99,645
5.95%, 04/01/30	250	256,276
6.60%, 04/01/40	150	156,528
6.60%, 04/01/50(b)	280	285,111
		20,882,704
Forest Products & Paper — 0.1%
International Paper Co.
4.35%, 08/15/48	195	149,956
4.40%, 08/15/47	281	220,235
4.80%, 06/15/44	171	144,537
5.00%, 09/15/35	1,270	1,217,580
5.15%, 05/15/46	55	47,952
6.00%, 11/15/41	280	278,283
7.30%, 11/15/39	570	630,768
		2,689,311
Gas — 0.3%
Atmos Energy Corp.
2.85%, 02/15/52	265	157,333
3.38%, 09/15/49	55	37,166
4.13%, 10/15/44	85	68,463
4.13%, 03/15/49	150	115,452
4.15%, 01/15/43	90	74,062
4.30%, 10/01/48	200	159,189
5.20%, 08/15/35	40	39,560
5.45%, 01/15/56	105	96,812
5.50%, 06/15/41	35	34,250
5.75%, 10/15/52	25	24,074
National Fuel Gas Co.
2.95%, 03/01/31	332	300,368
3.95%, 09/15/27	55	54,551
4.75%, 09/01/28	200	199,372
4.75%, 05/15/29	200	198,425
5.05%, 10/15/31	225	221,232
5.50%, 05/15/36	175	170,138
NiSource, Inc.
4.75%, 05/18/31	175	172,543
5.00%, 06/15/52	395	332,911
5.25%, 02/15/43	135	123,242
5.30%, 05/18/36	80	77,868
5.35%, 04/01/34	330	328,473
5.35%, 07/15/35	395	388,385
5.40%, 06/30/33	115	115,574
5.75%, 07/15/56, (5-year CMT + 2.04%)(a)	230	226,333
5.85%, 04/01/55	995	936,026
Schedule of Investments
82

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Gas (continued)
5.95%, 06/15/41	$335	$331,707
6.38%, 03/31/55, (5-year CMT + 2.53%)(a)	515	518,801
6.95%, 11/30/54, (5-year CMT + 2.45%)(a)	1,080	1,108,176
Northwest Natural Holding Co., 7.00%, 09/15/55, (5-year CMT + 2.70%)(a)	925	936,729
ONE Gas, Inc.
2.00%, 05/15/30	1,210	1,090,733
4.25%, 09/01/32	925	888,690
4.50%, 11/01/48	1,415	1,152,888
4.66%, 02/01/44	230	197,621
5.10%, 04/01/29	25	25,178
Piedmont Natural Gas Co., Inc.
2.50%, 03/15/31	180	161,295
3.35%, 06/01/50	390	254,433
5.05%, 05/15/52	452	390,743
5.10%, 02/15/35	50	48,608
5.40%, 06/15/33	80	80,311
Southern California Gas Co.
3.75%, 09/15/42	220	168,701
5.13%, 11/15/40	230	214,214
5.20%, 06/01/33	100	99,588
5.75%, 06/01/53	100	93,679
Series UU, 4.13%, 06/01/48	250	189,527
Series VV, 4.30%, 01/15/49	180	139,883
Series WW, 3.95%, 02/15/50	327	236,640
Series XX, 2.55%, 02/01/30	120	111,129
Southwest Gas Corp.
3.18%, 08/15/51	1,135	726,514
3.70%, 04/01/28	65	63,948
3.80%, 09/29/46	155	113,204
4.15%, 06/01/49	231	174,484
5.45%, 03/23/28	35	35,338
5.80%, 12/01/27	100	101,540
Spire Missouri, Inc.
3.30%, 06/01/51	620	408,002
Series 2034, 5.15%, 08/15/34	180	177,717
Spire, Inc.
4.60%, 09/01/31	70	68,049
6.25%, 06/01/56, (5-year CMT + 2.56%)(a)	265	263,919
6.45%, 06/01/56, (5-year CMT + 2.33%)(a)	325	323,713
Washington Gas Light Co.
3.65%, 09/15/49	214	147,424
Series K, 3.80%, 09/15/46	115	84,803
		15,779,731
Hand & Machine Tools — 0.0%
Stanley Black & Decker, Inc., 4.85%, 11/15/48	40	33,462
Health Care - Products — 0.2%
Abbott Laboratories, 5.60%, 03/15/66	100	93,293
Agilent Technologies, Inc., 2.75%, 09/15/29	872	820,233
Augusta SpinCo Corp., 5.25%, 03/23/36	10	9,755
Baxter International, Inc., 2.54%, 02/01/32	134	115,144
Danaher Corp.
2.60%, 10/01/50	515	294,834
2.80%, 12/10/51	650	384,784
4.38%, 09/15/45	151	124,606
DH Europe Finance II SARL
3.25%, 11/15/39	410	319,794
3.40%, 11/15/49	547	370,361
Edwards Lifesciences Corp., 4.30%, 06/15/28	2,949	2,927,125
Security	Par (000)	Value
Health Care - Products (continued)
GE HealthCare Technologies, Inc., 6.38%, 11/22/52	$315	$321,154
Revvity, Inc.
2.25%, 09/15/31	350	304,597
2.55%, 03/15/31	150	134,207
3.30%, 09/15/29	210	199,661
3.63%, 03/15/51	310	211,356
Smith & Nephew PLC
2.03%, 10/14/30	295	260,915
5.40%, 03/20/34	100	99,147
Solventum Corp.
5.60%, 03/23/34	195	195,716
5.90%, 04/30/54	290	272,878
STERIS Irish FinCo UnLtd Co.
2.70%, 03/15/31	2,875	2,587,777
3.75%, 03/15/51	470	320,660
Stryker Corp.
2.90%, 06/15/50	280	174,711
4.10%, 04/01/43	70	56,659
4.38%, 05/15/44	139	115,225
4.63%, 03/15/46	184	155,823
Zimmer Biomet Holdings, Inc.
2.60%, 11/24/31	810	717,304
4.45%, 08/15/45	194	163,260
5.05%, 02/19/30	25	25,054
5.20%, 09/15/34	25	24,511
5.50%, 02/19/35	25	24,921
5.75%, 11/30/39	165	164,018
		11,989,483
Health Care - Services — 0.7%
Cigna Group (The)
2.40%, 03/15/30	315	289,268
3.20%, 03/15/40	250	188,568
3.40%, 03/15/50	709	467,664
3.40%, 03/15/51	380	248,700
3.88%, 10/15/47	416	304,307
4.38%, 10/15/28	971	963,383
4.80%, 08/15/38	573	526,728
4.80%, 07/15/46	290	244,722
4.90%, 12/15/48	765	644,824
5.25%, 02/15/34	385	381,969
5.40%, 03/15/33	205	206,618
5.60%, 02/15/54	370	340,286
6.13%, 11/15/41	274	277,153
Elevance Health, Inc.
2.25%, 05/15/30	115	104,555
2.55%, 03/15/31	165	148,203
2.88%, 09/15/29	250	235,999
3.13%, 05/15/50	178	110,118
3.60%, 03/15/51	275	184,915
3.65%, 12/01/27	375	370,902
3.70%, 09/15/49	315	218,408
4.00%, 09/15/28	175	172,589
4.10%, 03/01/28	340	337,181
4.10%, 05/15/32	345	326,419
4.38%, 12/01/47	376	294,825
4.55%, 03/01/48	150	120,402
4.55%, 05/15/52	145	113,710
4.60%, 09/15/32	175	169,084
4.63%, 05/15/42	312	267,331
4.65%, 01/15/43	295	251,885
83
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
4.65%, 08/15/44	$127	$106,390
4.75%, 02/15/30	175	173,800
4.75%, 02/15/33	505	489,400
4.95%, 11/01/31	260	257,533
5.00%, 01/15/36	175	167,562
5.10%, 01/15/44	211	187,269
5.13%, 02/15/53	130	110,789
5.15%, 06/15/29	290	292,353
5.20%, 02/15/35	615	602,791
5.38%, 06/15/34	390	388,349
5.50%, 10/15/32	470	475,723
5.65%, 06/15/54	160	146,783
5.70%, 02/15/55	180	166,255
5.70%, 09/15/55	235	218,301
5.85%, 01/15/36	250	253,606
5.85%, 11/01/64	275	255,426
5.95%, 12/15/34	195	200,311
6.10%, 10/15/52	55	53,637
6.38%, 06/15/37	59	61,914
HCA, Inc.
2.38%, 07/15/31	80	70,361
3.50%, 07/15/51	584	375,100
3.63%, 03/15/32	47	43,238
4.63%, 03/15/52	327	253,144
5.13%, 06/15/39	244	225,988
5.25%, 06/15/49	434	372,916
5.50%, 06/15/47	424	380,162
5.60%, 04/01/34	125	125,555
5.90%, 06/01/53	250	232,250
5.95%, 09/15/54	145	135,464
6.00%, 04/01/54	320	301,745
6.10%, 04/01/64	160	150,843
Humana, Inc.
3.13%, 08/15/29	250	237,477
3.95%, 08/15/49	206	143,457
4.63%, 12/01/42	252	207,116
4.80%, 03/15/47	235	188,013
4.88%, 04/01/30	699	692,301
4.95%, 10/01/44	280	235,481
5.38%, 04/15/31	295	295,486
5.50%, 03/15/53	115	99,640
5.55%, 05/01/35	235	230,624
5.75%, 03/01/28	60	60,766
5.75%, 12/01/28	20	20,335
5.75%, 04/15/54	270	241,434
5.88%, 03/01/33	195	198,123
5.95%, 03/15/34	270	274,270
6.00%, 05/01/55	155	143,307
Icon Investments Six DAC, 5.42%, 08/13/31(c)	600	597,213
ICON Investments Six DAC
5.85%, 05/08/29	2,425	2,468,548
6.00%, 05/08/34	2,000	2,018,166
IQVIA, Inc.
5.70%, 05/15/28	585	591,910
6.25%, 02/01/29	2,295	2,357,558
Laboratory Corp. of America Holdings
2.70%, 06/01/31	660	593,210
2.95%, 12/01/29	277	260,455
4.55%, 04/01/32	65	63,066
4.70%, 02/01/45	329	285,392
4.80%, 10/01/34	115	110,227
Security	Par (000)	Value
Health Care - Services (continued)
Quest Diagnostics, Inc.
2.80%, 06/30/31	$840	$759,366
2.95%, 06/30/30	736	684,545
4.20%, 06/30/29	506	497,389
4.70%, 03/30/45	300	263,007
5.00%, 12/15/34	215	209,332
5.00%, 06/30/36	175	168,162
6.40%, 11/30/33	185	196,808
UnitedHealth Group, Inc.
2.75%, 05/15/40	95	68,322
2.90%, 05/15/50	200	121,240
3.13%, 05/15/60(b)	202	115,569
3.25%, 05/15/51	405	259,355
3.50%, 08/15/39	240	191,603
3.70%, 08/15/49	341	240,071
3.75%, 10/15/47	235	169,978
3.88%, 08/15/59	288	195,122
3.95%, 10/15/42	40	31,934
4.20%, 01/15/47	254	198,737
4.25%, 03/15/43	150	123,299
4.25%, 04/15/47	227	178,745
4.25%, 06/15/48	380	296,199
4.38%, 03/15/42	165	139,560
4.45%, 12/15/48	269	214,997
4.50%, 04/15/33	25	24,003
4.63%, 11/15/41	171	149,259
4.75%, 07/15/45	242	207,053
4.75%, 05/15/52	260	213,339
4.95%, 05/15/62	260	211,853
5.20%, 04/15/63	340	288,075
5.38%, 04/15/54	265	236,990
5.50%, 04/15/64	205	182,173
5.63%, 07/15/54	580	538,485
5.70%, 10/15/40	35	34,888
5.75%, 07/15/64	10	9,245
5.80%, 03/15/36	315	323,069
5.88%, 02/15/53	265	254,591
5.95%, 02/15/41	150	151,704
6.05%, 02/15/63	180	174,382
6.50%, 06/15/37	150	160,862
6.63%, 11/15/37	185	200,728
6.88%, 02/15/38	220	242,550
		37,325,838
Holding Companies - Diversified — 0.1%
HA Sustainable Infrastructure Capital, Inc.
6.15%, 01/15/31	295	299,883
6.38%, 07/01/34	895	901,311
6.75%, 07/15/35	1,415	1,449,823
North Haven Private Income Fund LLC, 5.75%, 02/01/30	955	924,884
		3,575,901
Home Builders — 0.0%
PulteGroup, Inc.
6.00%, 02/15/35	110	113,053
6.38%, 05/15/33	135	142,522
7.88%, 06/15/32	25	28,207
Sekisui House U.S., Inc.
2.50%, 01/15/31	95	83,180
3.97%, 08/06/61	125	78,640
Schedule of Investments
84

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Home Builders (continued)
6.00%, 01/15/43	$155	$140,429
		586,031
Home Furnishings — 0.1%
Leggett & Platt, Inc.
3.50%, 11/15/27	107	104,778
3.50%, 11/15/51	195	114,161
4.40%, 03/15/29	340	328,491
Sony Group Corp.
4.66%, 06/30/31	1,610	1,587,505
5.09%, 06/30/36	1,000	973,003
		3,107,938
Household Products & Wares — 0.3%
Avery Dennison Corp.
2.25%, 02/15/32	365	314,251
2.65%, 04/30/30	170	156,755
5.75%, 03/15/33	365	374,066
Church & Dwight Co., Inc.
2.30%, 12/15/31	1,210	1,056,832
3.95%, 08/01/47	45	34,305
5.00%, 06/15/52	715	622,580
5.60%, 11/15/32	105	108,349
Clorox Co. (The)
1.80%, 05/15/30	1,985	1,770,718
3.10%, 10/01/27	986	971,658
3.90%, 05/15/28	579	571,027
4.40%, 05/01/29	1,255	1,239,602
4.60%, 05/01/32	1,615	1,563,447
4.70%, 05/15/31	160	156,873
4.95%, 05/15/33	125	121,614
5.25%, 05/15/36	125	121,358
Kimberly-Clark Corp.
2.00%, 11/02/31	140	121,458
2.88%, 02/07/50	210	131,449
3.10%, 03/26/30	978	922,550
3.20%, 04/25/29	1,630	1,568,020
3.20%, 07/30/46	280	192,251
3.90%, 05/04/47	235	178,951
3.95%, 11/01/28	400	394,758
4.50%, 02/16/33	185	181,248
5.30%, 03/01/41	155	151,717
6.63%, 08/01/37	1,440	1,596,341
		14,622,178
Insurance — 0.9%
ACE Capital Trust II, Series N, 9.70%, 04/01/30	157	180,604
AEGON Funding Co. LLC, 5.63%, 05/07/36	1,110	1,081,938
Aegon Ltd., 5.50%, 04/11/48, (6-mo. SOFR US + 3.97%)(a)	2,165	2,164,065
Aflac, Inc.
3.60%, 04/01/30	349	333,448
4.00%, 10/15/46	30	23,076
4.75%, 01/15/49	72	60,973
Allstate Corp. (The)
5.35%, 06/01/33	93	93,404
5.55%, 05/09/35	85	85,670
6.50%, 05/15/67, (3-mo. SOFR US + 2.38%)(a)	245	246,206
American International Group, Inc.
4.50%, 07/16/44	235	196,552
4.75%, 04/01/48	371	312,434
Aon Corp.
3.75%, 05/02/29	35	34,008
Security	Par (000)	Value
Insurance (continued)
4.50%, 12/15/28	$114	$113,229
6.25%, 09/30/40	175	183,216
Aon Global Ltd., 4.75%, 05/15/45	182	152,827
Aon North America, Inc., 5.75%, 03/01/54	125	115,192
Arch Capital Group Ltd.
3.64%, 06/30/50	135	93,590
7.35%, 05/01/34	45	50,101
Assurant, Inc.
2.65%, 01/15/32	1,485	1,286,988
3.70%, 02/22/30	1,234	1,173,826
4.90%, 03/27/28	294	294,304
5.55%, 02/15/36	800	782,124
Brown & Brown, Inc., 4.50%, 03/15/29	65	64,193
Chubb INA Holdings LLC
3.05%, 12/15/61	100	57,233
4.15%, 03/13/43	35	28,769
4.35%, 11/03/45	150	123,559
6.00%, 05/11/37	45	46,637
6.70%, 05/15/36	125	136,281
Series 1, 6.50%, 05/15/38	30	32,499
CNO Financial Group, Inc.
5.25%, 05/30/29	416	415,602
6.45%, 06/15/34	235	240,376
Equitable Holdings, Inc.
4.35%, 04/20/28	660	654,894
5.00%, 04/20/48	165	137,950
6.70%, 03/28/55, (5-year CMT + 2.39%)(a)	100	101,261
Everest Reinsurance Holdings, Inc.
3.13%, 10/15/52	140	83,045
4.87%, 06/01/44	70	59,659
Hartford Insurance Group, Inc. (The)
2.80%, 08/19/29	2,565	2,426,258
3.60%, 08/19/49	414	287,536
4.30%, 04/15/43	335	275,172
4.40%, 03/15/48	206	165,357
5.95%, 10/15/36	803	824,689
6.10%, 10/01/41	275	279,003
Manulife Financial Corp.
3.70%, 03/16/32	2,645	2,471,758
4.99%, 12/11/35	1,380	1,325,033
5.38%, 03/04/46	325	300,331
Markel Group, Inc.
3.35%, 09/17/29	125	119,170
4.15%, 09/17/50	85	62,397
5.00%, 05/20/49	75	63,413
6.00%, 05/16/54	45	42,778
Marsh & McLennan Companies, Inc.
4.20%, 03/01/48	255	197,656
4.35%, 01/30/47	272	217,050
4.38%, 03/15/29	352	348,309
4.55%, 11/08/27	65	65,005
4.65%, 03/15/30	125	124,079
4.75%, 03/15/39	120	109,433
4.85%, 11/15/31	125	123,462
4.90%, 03/15/49	362	307,173
4.95%, 03/15/36	50	47,885
5.00%, 03/15/35	395	380,818
5.35%, 11/15/44	75	69,441
5.40%, 03/15/55	445	400,218
5.45%, 03/15/53	35	31,802
5.45%, 03/15/54	55	49,987
85
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
5.70%, 09/15/53	$15	$14,109
5.88%, 08/01/33	420	434,362
MetLife, Inc.
4.05%, 03/01/45	293	229,770
4.13%, 08/13/42	80	65,067
4.55%, 03/23/30	491	486,476
4.60%, 05/13/46	180	150,426
4.72%, 12/15/44	267	229,831
4.88%, 11/13/43	192	170,126
5.00%, 07/15/52	10	8,598
5.25%, 01/15/54	295	262,866
5.30%, 12/15/34	360	359,136
5.38%, 07/15/33	185	187,256
5.70%, 06/15/35	155	157,623
5.85%, 03/15/56, (5-year CMT + 1.82%)(a)	35	33,941
5.88%, 02/06/41	170	170,145
6.38%, 06/15/34	65	68,921
6.40%, 12/15/66	1,657	1,667,312
6.50%, 12/15/32	80	85,646
10.75%, 08/01/69	290	370,510
Series G, 6.35%, 03/15/55, (5-year CMT + 2.08%)(a)	125	127,009
Principal Financial Group, Inc.
3.70%, 05/15/29	232	224,752
4.30%, 11/15/46	219	175,495
4.35%, 05/15/43	166	136,532
4.63%, 09/15/42	179	154,355
6.05%, 10/15/36	109	111,864
Progressive Corp. (The)
3.00%, 03/15/32	1,095	986,768
3.20%, 03/26/30	900	850,479
3.70%, 01/26/45	194	145,823
3.70%, 03/15/52	5	3,511
3.95%, 03/26/50	195	144,901
4.00%, 03/01/29	279	274,463
4.13%, 04/15/47	150	116,773
4.20%, 03/15/48	218	171,204
4.35%, 04/25/44	145	119,381
4.60%, 03/26/31	30	29,505
4.95%, 06/15/33(b)	1,035	1,026,004
5.15%, 03/26/36	30	29,296
6.25%, 12/01/32	105	111,434
6.63%, 03/01/29	75	78,287
Prudential Financial, Inc.
2.10%, 03/10/30	175	159,848
3.00%, 03/10/40	5	3,722
3.70%, 10/01/50, (5-year CMT + 3.04%)(a)	185	170,328
3.70%, 03/13/51	535	372,106
3.88%, 03/27/28	89	88,065
3.91%, 12/07/47	170	125,385
3.94%, 12/07/49	280	203,311
4.35%, 02/25/50	290	226,931
4.42%, 03/27/48	278	220,963
4.50%, 09/15/47, (3-mo. SOFR US + 2.64%)(a)	260	257,103
4.60%, 05/15/44	212	179,432
5.13%, 03/01/52, (5-year CMT + 3.16%)(a)	190	183,555
5.20%, 03/14/35	700	687,140
5.70%, 12/14/36	270	273,369
5.70%, 09/15/48, (3-mo. SOFR US + 2.93%)(a)	155	155,100
5.75%, 07/15/33	155	160,145
6.00%, 09/01/52, (5-year CMT + 3.23%)(a)	140	140,675
Security	Par (000)	Value
Insurance (continued)
6.50%, 03/15/54, (5-year CMT + 2.40%)(a)	$125	$127,525
6.63%, 12/01/37	160	173,231
6.63%, 06/21/40	197	213,412
6.75%, 03/01/53, (5-year CMT + 2.85%)(a)	135	140,375
Prudential Funding Asia PLC
3.13%, 04/14/30	265	249,695
3.63%, 03/24/32	370	342,794
Selective Insurance Group, Inc.
5.38%, 03/01/49	105	93,298
5.90%, 04/15/35	185	188,201
Stewart Information Services Corp., 3.60%, 11/15/31	625	547,952
Travelers Companies, Inc. (The)
2.55%, 04/27/50	150	85,473
3.75%, 05/15/46	163	121,310
4.00%, 05/30/47	192	146,769
4.05%, 03/07/48	220	168,744
4.10%, 03/04/49	215	165,413
4.30%, 08/25/45	210	169,763
4.60%, 08/01/43	142	122,530
5.35%, 11/01/40	360	346,596
6.25%, 06/15/37	397	421,315
6.75%, 06/20/36	304	333,246
Travelers Property Casualty Corp., 6.38%, 03/15/33	320	343,023
Unum Group
4.00%, 06/15/29	45	43,870
4.13%, 06/15/51	55	39,460
4.50%, 12/15/49	120	92,230
5.75%, 08/15/42	110	105,145
Willis North America, Inc.
2.95%, 09/15/29	180	169,472
3.88%, 09/15/49	188	133,433
4.50%, 09/15/28	224	222,468
4.55%, 03/15/31	175	169,876
5.05%, 09/15/48	188	160,592
5.15%, 03/15/36	115	109,883
5.35%, 05/15/33	55	54,730
5.90%, 03/05/54	245	231,789
XL Group Ltd., 5.25%, 12/15/43	1,084	992,006
		43,157,700
Internet — 0.3%
Alibaba Group Holding Ltd.
2.70%, 02/09/41	15	10,501
3.15%, 02/09/51	60	37,645
3.25%, 02/09/61	550	324,892
4.20%, 12/06/47	35	27,209
4.40%, 12/06/57	85	64,880
5.63%, 11/26/54	10	9,327
Alphabet, Inc.
2.25%, 08/15/60	65	29,942
5.30%, 05/15/65	55	46,324
5.45%, 11/15/55	45	39,864
5.65%, 02/15/56	120	109,702
5.70%, 11/15/75	800	702,412
5.75%, 02/15/66	135	121,109
6.38%, 08/15/56	400	402,612
6.50%, 08/15/66	500	499,974
Amazon.com, Inc.
2.50%, 06/03/50	655	355,022
2.70%, 06/03/60	1,084	548,999
Schedule of Investments
86

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Internet (continued)
3.10%, 05/12/51	$605	$366,879
3.25%, 05/12/61	445	254,050
3.95%, 04/13/52	360	254,918
4.10%, 04/13/62	300	205,885
4.25%, 08/22/57	736	530,570
5.80%, 03/13/56	600	553,479
5.95%, 03/13/66	510	469,318
6.05%, 03/13/76	1,080	996,057
6.10%, 07/09/56	300	289,331
6.25%, 07/09/66	800	770,282
AppLovin Corp., 5.95%, 12/01/54	10	9,074
Baidu, Inc., 2.38%, 10/09/30	200	181,903
eBay, Inc.
3.65%, 05/10/51	495	341,717
4.00%, 07/15/42	247	191,119
4.25%, 03/06/29	25	24,657
5.13%, 11/06/35	50	48,227
JD.com, Inc., 4.13%, 01/14/50	200	155,896
MercadoLibre, Inc.
3.13%, 01/14/31	360	327,533
4.90%, 01/15/33	110	106,124
Meta Platforms, Inc.
4.65%, 08/15/62	200	139,051
5.40%, 08/15/54	60	48,628
5.50%, 11/15/45	55	47,726
5.55%, 08/15/64	1,005	801,213
5.60%, 05/15/53	530	444,871
5.63%, 11/15/55	615	513,549
5.75%, 05/15/63	465	383,854
5.75%, 11/15/65	1,125	925,819
6.20%, 05/15/46	35	32,864
6.30%, 05/15/56	1,000	921,450
6.45%, 05/15/66	1,540	1,409,049
Uber Technologies, Inc.
4.80%, 09/15/35	150	142,133
5.35%, 09/15/54(b)	125	110,819
VeriSign, Inc., 2.70%, 06/15/31	100	89,126
		15,417,585
Iron & Steel — 0.0%
Nucor Corp.
2.98%, 12/15/55	350	207,405
4.40%, 05/01/48	165	135,402
4.65%, 06/01/30	125	124,091
5.10%, 06/01/35	125	123,235
5.20%, 08/01/43	197	184,937
6.40%, 12/01/37	50	53,517
Steel Dynamics, Inc.
3.25%, 10/15/50	95	61,178
3.45%, 04/15/30	260	246,476
4.00%, 12/15/28	150	147,457
5.25%, 05/15/35	85	83,467
5.38%, 08/15/34	25	24,855
5.75%, 05/15/55	55	52,448
		1,444,468
Leisure Time — 0.0%
Brunswick Corp./DE, 4.40%, 09/15/32	5	4,681
Harley-Davidson, Inc., 4.63%, 07/28/45	895	628,734
		633,415
Security	Par (000)	Value
Lodging — 0.0%
Choice Hotels International, Inc.
3.70%, 12/01/29	$100	$95,700
3.70%, 01/15/31	352	328,779
5.85%, 08/01/34	235	234,218
Sands China Ltd.
2.85%, 03/08/29	415	393,014
3.25%, 08/08/31	345	311,620
4.38%, 06/18/30	100	96,748
5.40%, 08/08/28	105	105,659
		1,565,738
Machinery — 0.4%
AGCO Corp., 5.80%, 03/21/34	530	531,518
Caterpillar, Inc.
2.60%, 09/19/29	281	264,718
3.25%, 09/19/49	231	155,302
3.25%, 04/09/50	252	169,852
4.30%, 05/15/44	110	92,411
4.75%, 05/15/64	227	189,492
5.20%, 05/15/35	75	74,842
5.20%, 05/27/41	347	335,650
5.30%, 09/15/35	169	170,513
6.05%, 08/15/36	251	266,849
CNH Industrial Capital LLC
4.38%, 03/07/31	350	338,306
4.50%, 10/08/27	275	274,801
4.50%, 10/16/30	1,315	1,279,902
4.55%, 04/10/28	855	850,535
4.75%, 03/21/28	1,220	1,218,563
5.10%, 04/20/29	1,600	1,604,025
5.50%, 01/12/29	1,455	1,471,839
CNH Industrial NV, 3.85%, 11/15/27	1,447	1,432,707
Deere & Co.
3.10%, 04/15/30	220	207,673
3.75%, 04/15/50	255	187,227
5.70%, 01/19/55	290	284,643
Dover Corp.
5.38%, 10/15/35	5	5,004
5.38%, 03/01/41	35	33,584
Flowserve Corp., 3.50%, 10/01/30	155	145,497
IDEX Corp., 2.63%, 06/15/31	70	62,627
John Deere Capital Corp.
4.35%, 09/15/32	260	252,221
5.10%, 04/11/34	190	189,223
5.15%, 09/08/33	500	502,374
Series 1, 5.05%, 06/12/34	715	709,736
Oshkosh Corp.
3.10%, 03/01/30	1,057	993,922
4.60%, 05/15/28	968	963,257
Otis Worldwide Corp., 3.36%, 02/15/50	35	23,467
Rockwell Automation, Inc.
2.80%, 08/15/61	25	13,387
3.50%, 03/01/29	379	368,522
4.20%, 03/01/49	157	125,299
Xylem, Inc./New York
1.95%, 01/30/28	1,758	1,693,291
2.25%, 01/30/31(b)	1,520	1,356,801
5.20%, 06/01/33	1,865	1,854,478
5.45%, 06/01/36	1,160	1,156,300
		21,850,358
87
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Manufacturing — 0.2%
3M Co.
2.38%, 08/26/29	$1,054	$984,724
2.88%, 10/15/27	1,705	1,674,866
3.05%, 04/15/30	650	610,307
3.38%, 03/01/29	379	366,944
3.63%, 09/14/28	970	951,448
3.63%, 10/15/47	104	73,779
3.70%, 04/15/50	15	10,546
4.80%, 03/15/30	290	289,433
5.15%, 03/15/35	1,145	1,130,292
5.70%, 03/15/37	355	360,684
DuPont de Nemours, Inc.
4.73%, 11/15/28	100	99,804
4.73%, 11/15/28(c)	205	204,219
5.32%, 11/15/38	433	416,981
5.42%, 11/15/48	101	92,506
Eaton Corp.
3.92%, 09/15/47	80	61,140
4.00%, 11/02/32	125	118,526
4.15%, 03/15/33	70	66,539
4.15%, 11/02/42	130	107,856
4.70%, 08/23/52	105	88,772
Parker-Hannifin Corp.
4.00%, 06/14/49	213	160,994
4.10%, 03/01/47	101	79,065
4.20%, 11/21/34	175	162,822
4.45%, 11/21/44	213	178,190
6.25%, 05/15/38	45	47,988
Pentair Finance SARL
4.50%, 07/01/29	1,055	1,037,570
5.90%, 07/15/32	1,310	1,330,089
Textron, Inc.
3.00%, 06/01/30	71	66,173
3.38%, 03/01/28	45	44,073
3.90%, 09/17/29	117	113,415
		10,929,745
Media — 0.3%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.85%, 04/01/61	485	271,587
3.95%, 06/30/62	505	286,386
4.40%, 12/01/61	1,060	656,037
5.50%, 04/01/63	1,250	919,167
5.75%, 04/01/48	25	20,241
6.48%, 10/23/45	800	710,889
6.70%, 12/01/55(b)	345	312,608
6.83%, 10/23/55	875	787,207
7.09%, 09/01/38(c)	287	283,962
7.85%, 08/15/56	200	203,159
Comcast Corp.
2.45%, 08/15/52	287	139,156
2.65%, 08/15/62	355	161,754
2.80%, 01/15/51	218	115,827
2.89%, 11/01/51	452	241,897
2.94%, 11/01/56	937	478,043
2.99%, 11/01/63	924	450,234
3.40%, 07/15/46	195	124,858
3.45%, 02/01/50	425	260,763
3.75%, 04/01/40	310	238,680
3.90%, 03/01/38	255	208,879
3.97%, 11/01/47	403	276,451
Security	Par (000)	Value
Media (continued)
4.00%, 08/15/47	$224	$155,067
4.00%, 03/01/48	388	266,909
4.00%, 11/01/49	486	327,897
4.05%, 11/01/52	489	327,083
4.60%, 10/15/38	500	436,801
4.60%, 08/15/45	226	177,926
4.65%, 07/15/42	264	214,735
4.70%, 10/15/48	275	210,170
4.75%, 03/01/44	334	272,238
4.80%, 05/15/33	50	48,266
4.95%, 10/15/58	390	293,841
5.50%, 05/15/64	490	397,853
5.65%, 06/15/35	93	92,530
6.45%, 03/15/37	280	289,787
6.50%, 11/15/35	313	329,422
6.55%, 07/01/39	120	122,437
6.95%, 08/15/37	250	268,530
FactSet Research Systems, Inc., 3.45%, 03/01/32(b)	370	333,505
Fox Corp.
5.48%, 01/25/39	350	332,436
5.58%, 01/25/49	439	395,419
NBCUniversal Media LLC
4.45%, 01/15/43	445	390,323
6.40%, 04/30/40	150	160,907
Time Warner Cable LLC
5.50%, 09/01/41	35	29,139
5.88%, 11/15/40	525	455,674
6.75%, 06/15/39	520	495,123
TWDC Enterprises 18 Corp.
3.00%, 07/30/46	265	176,294
3.70%, 12/01/42	100	77,498
4.38%, 08/16/41	210	180,241
Series E, 4.13%, 12/01/41	140	116,246
Walt Disney Co. (The)
3.60%, 01/13/51	680	474,896
3.80%, 05/13/60	730	504,790
4.70%, 03/23/50	306	257,390
6.15%, 03/01/37	160	170,006
6.15%, 02/15/41	49	51,095
7.75%, 12/01/45	45	54,302
		16,034,561
Metal Fabricate & Hardware — 0.0%
Valmont Industries, Inc.
5.00%, 10/01/44	209	182,796
5.25%, 10/01/54	130	114,637
		297,433
Mining — 0.0%
BHP Billiton Finance USA Ltd., 5.50%, 09/08/53	25	23,690
Newmont Corp.
2.60%, 07/15/32	40	35,332
4.88%, 03/15/42	267	244,358
5.45%, 06/09/44	270	258,070
Rio Tinto Finance USA Ltd.
2.75%, 11/02/51	30	17,663
5.20%, 11/02/40	320	304,676
Rio Tinto Finance USA PLC
4.75%, 03/22/42	135	121,067
5.00%, 03/09/33	115	114,211
5.13%, 03/09/53	240	213,467
Schedule of Investments
88

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mining (continued)
5.75%, 03/14/55	$65	$62,933
Southern Copper Corp.
5.25%, 11/08/42	60	55,182
6.75%, 04/16/40	25	26,938
Yamana Gold, Inc., 2.63%, 08/15/31	80	69,940
		1,547,527
Oil & Gas — 0.7%
Antero Resources Corp., 5.40%, 02/01/36	25	24,142
APA Corp., 6.75%, 02/15/55	15	15,388
BP Capital Markets America, Inc.
2.77%, 11/10/50	392	232,123
2.94%, 06/04/51	400	243,596
3.00%, 02/24/50	490	306,708
3.00%, 03/17/52	265	162,496
3.38%, 02/08/61	715	442,965
Burlington Resources LLC
5.95%, 10/15/36	200	208,110
7.20%, 08/15/31	197	215,784
ConocoPhillips
5.90%, 10/15/32	432	451,988
5.90%, 05/15/38	425	440,055
6.50%, 02/01/39	310	335,425
ConocoPhillips Co.
4.03%, 03/15/62	455	317,165
4.30%, 11/15/44	259	211,942
4.85%, 01/15/32	170	169,325
5.05%, 09/15/33	80	79,821
5.30%, 05/15/53	25	22,356
5.50%, 01/15/55	270	248,768
5.55%, 03/15/54	200	185,327
5.65%, 01/15/65	250	230,267
5.70%, 09/15/63	150	139,439
5.95%, 03/15/46	125	125,229
6.95%, 04/15/29	255	268,706
Devon Energy Corp.
4.75%, 05/15/42	144	125,134
5.00%, 06/15/45	162	141,291
5.60%, 07/15/41	320	306,812
5.75%, 09/15/54	35	32,790
7.88%, 09/30/31	120	134,870
7.95%, 04/15/32	70	79,365
Diamondback Energy, Inc.
3.50%, 12/01/29	488	467,805
5.40%, 04/18/34	275	274,583
5.55%, 04/01/35	70	70,380
5.75%, 04/18/54	75	70,836
5.90%, 04/18/64	405	382,951
6.25%, 03/15/53	150	151,111
Eni USA, Inc., 7.30%, 11/15/27	310	319,355
EOG Resources, Inc.
3.90%, 04/01/35	170	152,702
4.38%, 04/15/30	70	68,871
4.95%, 04/15/50	232	199,916
EQT Corp.
3.90%, 10/01/27	45	44,607
5.00%, 01/15/29	175	175,103
5.75%, 02/01/34	355	357,998
7.00%, 02/01/30	390	411,943
Equinor ASA
2.38%, 05/22/30	305	280,052
3.13%, 04/06/30	380	359,457
Security	Par (000)	Value
Oil & Gas (continued)
3.25%, 11/18/49	$165	$109,598
3.63%, 09/10/28	594	583,670
3.70%, 04/06/50	405	294,492
3.95%, 05/15/43	112	90,163
4.25%, 06/02/28	85	84,679
4.25%, 11/23/41	192	163,617
4.50%, 09/03/30	25	24,755
4.75%, 11/14/35	25	23,951
4.80%, 11/08/43	150	133,985
5.10%, 08/17/40	300	284,469
5.13%, 06/03/35	475	471,758
7.25%, 09/23/27	990	1,018,964
Hess Corp.
5.60%, 02/15/41	254	250,514
6.00%, 01/15/40	150	154,476
7.13%, 03/15/33	640	708,702
7.30%, 08/15/31	578	634,949
7.88%, 10/01/29	290	315,677
Marathon Petroleum Corp.
3.80%, 04/01/28	5	4,932
4.75%, 09/15/44	16	13,558
5.00%, 09/15/54	136	113,428
6.50%, 03/01/41	233	243,924
Occidental Petroleum Corp.
4.40%, 04/15/46	255	205,561
6.05%, 10/01/54(b)	155	151,877
6.20%, 03/15/40	195	197,961
6.45%, 09/15/36	370	390,601
6.60%, 03/15/46	295	306,358
6.63%, 09/01/30	77	80,727
7.50%, 05/01/31	190	207,857
7.88%, 09/15/31	150	167,187
7.95%, 06/15/39	130	151,118
Ovintiv, Inc.
6.25%, 07/15/33	315	328,992
6.50%, 08/15/34	395	416,613
6.50%, 02/01/38	202	210,862
6.63%, 08/15/37	140	148,210
7.10%, 07/15/53	10	10,834
7.20%, 11/01/31	460	497,269
7.38%, 11/01/31	817	891,451
8.13%, 09/15/30	190	209,180
Phillips 66
3.30%, 03/15/52	160	101,574
3.90%, 03/15/28	40	39,660
4.65%, 11/15/34	259	247,068
4.88%, 11/15/44	475	412,060
4.95%, 03/15/35	135	131,326
5.30%, 06/30/33	395	395,428
5.50%, 03/15/55	175	158,473
5.65%, 06/15/54	170	157,445
5.88%, 05/01/42	162	160,882
Shell Finance U.S., Inc.
3.00%, 11/26/51	575	355,741
3.25%, 04/06/50	155	102,698
6.38%, 12/15/38	450	480,833
Shell International Finance BV
4.13%, 05/11/35	140	129,648
6.38%, 12/15/38(b)	5	5,367
TotalEnergies Capital International SA
2.83%, 01/10/30	165	155,180
89
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
2.99%, 06/29/41	$80	$58,206
3.13%, 05/29/50	563	361,223
3.39%, 06/29/60	540	335,741
3.46%, 02/19/29	110	107,066
3.46%, 07/12/49	300	205,413
TotalEnergies Capital SA
3.88%, 10/11/28	135	133,388
5.15%, 04/05/34	225	224,269
5.28%, 09/10/54	60	54,116
5.43%, 09/10/64	160	143,434
5.49%, 04/05/54	380	353,830
5.64%, 04/05/64	405	376,108
Valero Energy Corp.
3.65%, 12/01/51	415	281,052
4.00%, 04/01/29	120	117,550
4.00%, 06/01/52	20	14,352
4.90%, 03/15/45	116	101,226
6.63%, 06/15/37	460	495,928
7.50%, 04/15/32	276	307,576
Woodside Finance Ltd.
5.10%, 09/12/34	1,420	1,374,151
5.70%, 05/19/32	440	447,480
5.70%, 09/12/54	170	156,418
6.00%, 05/19/35	4,440	4,529,648
		33,193,534
Oil & Gas Services — 0.1%
Baker Hughes Holdings LLC, 5.13%, 09/15/40	491	457,925
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.
3.14%, 11/07/29	657	624,195
3.34%, 12/15/27	2,406	2,371,285
5.85%, 06/15/56	415	396,528
NOV, Inc.
3.60%, 12/01/29	541	519,057
3.95%, 12/01/42	215	164,047
		4,533,037
Packaging & Containers — 0.1%
Amcor Finance USA, Inc.
4.50%, 05/15/28	401	399,039
5.63%, 05/26/33	310	313,435
Amcor Flexibles North America, Inc.
2.63%, 06/19/30	195	178,890
5.13%, 03/12/36(b)	25	24,066
Berry Global, Inc., 5.65%, 01/15/34	405	407,281
Smurfit Kappa Treasury ULC, 5.44%, 04/03/34	400	398,995
Sonoco Products Co., 5.75%, 11/01/40(b)	55	53,979
WestRock MWV LLC, 8.20%, 01/15/30	5	5,483
WRKCo, Inc.
3.00%, 06/15/33	205	178,294
4.20%, 06/01/32	145	137,548
		2,097,010
Pharmaceuticals — 0.9%
AbbVie, Inc.
4.05%, 11/21/39	808	688,931
4.25%, 11/14/28	50	49,597
4.25%, 11/21/49	969	754,473
4.30%, 05/14/36	638	585,831
4.40%, 11/06/42	542	460,689
4.45%, 05/14/46	360	296,919
4.50%, 05/14/35	990	932,108
Security	Par (000)	Value
Pharmaceuticals (continued)
4.63%, 10/01/42	$272	$237,866
4.70%, 05/14/45	378	325,142
4.75%, 03/15/36	270	257,142
4.88%, 11/14/48	463	399,045
5.40%, 03/15/54	485	444,139
5.50%, 03/15/64	380	345,616
5.55%, 03/15/56	125	116,836
5.60%, 03/15/55	420	395,714
5.65%, 03/15/66	360	335,451
Astrazeneca Finance LLC
4.88%, 03/03/28	55	55,297
4.88%, 03/03/33	335	331,608
5.00%, 02/26/34	145	143,337
AstraZeneca PLC
4.00%, 09/18/42	344	280,743
4.38%, 11/16/45	135	112,295
4.38%, 08/17/48	114	93,237
6.45%, 09/15/37	895	965,763
Bristol-Myers Squibb Co.
2.55%, 11/13/50	215	119,988
3.25%, 08/01/42	273	199,894
3.70%, 03/15/52	410	285,644
3.90%, 03/15/62	525	358,146
4.25%, 10/26/49	663	515,057
4.35%, 11/15/47	463	369,945
4.50%, 03/01/44	195	164,168
4.55%, 02/20/48	325	266,554
5.00%, 08/15/45	305	270,492
5.55%, 02/22/54	750	697,402
5.65%, 02/22/64	295	277,231
6.25%, 11/15/53	65	66,636
6.40%, 11/15/63	60	62,898
Cardinal Health, Inc.
4.37%, 06/15/47	222	175,719
4.50%, 09/15/30	100	98,095
4.50%, 11/15/44	71	57,995
4.60%, 03/15/43	140	118,104
4.90%, 09/15/45	80	68,677
5.00%, 11/15/29	270	270,393
5.13%, 02/15/29	280	281,867
5.15%, 09/15/35	450	438,181
5.35%, 11/15/34	875	866,466
5.45%, 02/15/34	325	325,371
5.75%, 11/15/54	75	71,257
Cencora, Inc.
3.45%, 12/15/27	15	14,788
3.95%, 02/13/29	150	147,038
4.25%, 11/15/30	55	53,338
4.25%, 03/01/45	302	242,411
4.30%, 12/15/47	334	264,260
4.60%, 02/13/33	85	82,040
4.90%, 02/13/36	270	257,593
5.13%, 02/15/34	540	531,363
5.65%, 02/13/56	115	108,529
CVS Health Corp.
4.25%, 04/01/50	388	290,703
5.05%, 03/25/48	1,076	911,058
5.13%, 07/20/45	175	151,956
5.63%, 02/21/53	430	386,786
5.88%, 06/01/53	160	148,965
6.00%, 06/01/63	360	334,362
Schedule of Investments
90

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
Eli Lilly & Co.
2.50%, 09/15/60	$610	$311,482
3.70%, 03/01/45	185	140,657
3.95%, 03/15/49	210	159,943
4.15%, 03/15/59	480	355,996
4.88%, 02/27/53	120	103,263
4.95%, 02/27/63	165	139,198
5.00%, 02/09/54	110	96,433
5.05%, 08/14/54	250	220,385
5.10%, 02/09/64	285	246,174
5.20%, 08/14/64	185	162,520
5.50%, 02/12/55	110	103,705
5.55%, 03/15/37	275	284,491
5.60%, 02/12/65	145	135,967
GlaxoSmithKline Capital PLC, 3.38%, 06/01/29	30	29,049
GlaxoSmithKline Capital, Inc.
3.88%, 05/15/28	110	108,907
4.20%, 03/18/43	125	103,780
4.88%, 04/15/35	205	198,606
6.38%, 05/15/38	476	507,816
McKesson Corp.
4.25%, 09/15/29	75	73,840
4.65%, 05/30/30	50	49,585
4.95%, 05/30/32	50	49,669
5.10%, 07/15/33	565	563,938
5.25%, 05/30/35	50	49,650
Merck & Co., Inc.
2.45%, 06/24/50	195	108,388
2.75%, 12/10/51	585	340,615
2.90%, 12/10/61	715	389,828
3.40%, 03/07/29	10	9,719
3.60%, 09/15/42	180	138,888
3.70%, 02/10/45	485	365,601
3.90%, 03/07/39	155	131,837
4.00%, 03/07/49	461	348,429
4.15%, 05/18/43	390	320,184
4.50%, 05/17/33	380	369,451
5.00%, 05/17/53	55	47,631
5.15%, 05/17/63	285	246,608
6.50%, 12/01/33	80	86,555
6.55%, 09/15/37	45	49,397
Merck Sharp & Dohme Corp.
5.75%, 11/15/36	212	221,875
5.95%, 12/01/28	30	30,867
Novartis Capital Corp.
2.75%, 08/14/50	485	292,508
3.70%, 09/21/42	140	111,142
4.00%, 11/20/45	165	130,815
4.10%, 03/16/29	245	242,008
4.20%, 09/18/34	1,535	1,447,444
4.30%, 11/05/32	270	260,337
4.40%, 03/18/31	280	274,562
4.40%, 05/06/44	55	46,549
4.60%, 03/18/33	435	423,881
4.60%, 11/05/35	1,375	1,312,803
4.70%, 09/18/54	620	519,391
4.90%, 03/18/36	430	416,691
5.20%, 11/05/45	90	83,198
5.30%, 11/05/55	135	124,302
5.60%, 03/18/46	235	228,200
5.70%, 03/18/56	205	198,958
Security	Par (000)	Value
Pharmaceuticals (continued)
Pfizer Investment Enterprises Pte. Ltd.
5.30%, 05/19/53	$730	$653,840
5.34%, 05/19/63	1,095	957,091
Pfizer, Inc.
2.70%, 05/28/50	245	144,396
4.00%, 12/15/36	55	49,265
4.00%, 03/15/49	255	191,988
4.10%, 09/15/38	195	171,154
4.13%, 12/15/46	225	177,020
4.20%, 09/15/48	370	288,005
7.20%, 03/15/39	325	369,185
Takeda Pharmaceutical Co. Ltd.
3.03%, 07/09/40	20	14,629
3.18%, 07/09/50	475	301,609
3.38%, 07/09/60	335	204,153
5.00%, 11/26/28	45	45,144
5.65%, 07/05/54	25	23,374
5.80%, 07/05/64	265	249,466
Zoetis, Inc.
2.00%, 05/15/30	910	818,949
3.00%, 09/12/27	2,335	2,303,288
3.00%, 05/15/50	1,245	771,962
3.90%, 08/20/28	176	173,391
3.95%, 09/12/47	470	352,659
4.45%, 08/20/48	1,205	967,400
4.70%, 02/01/43	5,275	4,550,900
5.00%, 08/17/35	150	144,869
5.60%, 11/16/32	1,175	1,198,630
		47,595,232
Pipelines — 1.5%
Cheniere Corpus Christi Holdings LLC
2.74%, 12/31/39	9,700	8,162,104
3.70%, 11/15/29	1,852	1,785,243
Cheniere Energy Partners LP
3.25%, 01/31/32	285	258,075
4.00%, 03/01/31	345	328,906
5.35%, 11/30/36(c)	80	77,710
5.55%, 10/30/35	25	24,870
5.95%, 06/30/33	221	227,471
6.05%, 11/30/56(c)	35	33,783
Cheniere Energy, Inc.
4.63%, 10/15/28	13,660	13,586,184
5.20%, 07/30/36(c)	140	135,037
5.65%, 04/15/34	4,895	4,936,403
6.00%, 07/30/56(c)	70	67,299
Columbia Pipeline Group, Inc., 5.80%, 06/01/45	120	114,686
Enbridge Energy Partners LP
7.38%, 10/15/45	105	117,246
Series B, 7.50%, 04/15/38	285	322,532
Enbridge, Inc.
2.50%, 08/01/33	905	759,703
3.13%, 11/15/29	40	37,912
3.40%, 08/01/51	255	165,483
4.00%, 11/15/49	200	146,164
4.20%, 11/20/28	150	148,239
4.50%, 02/15/31	150	146,281
4.50%, 06/10/44	135	111,797
4.60%, 06/20/28	75	74,820
4.85%, 03/27/31	250	247,110
4.90%, 06/20/30	125	124,584
5.20%, 11/20/35	150	145,590
91
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
5.30%, 04/05/29	$55	$55,586
5.45%, 03/27/36	250	246,706
5.50%, 12/01/46	120	111,574
5.55%, 06/20/35	190	189,322
5.63%, 04/05/34	210	212,171
5.70%, 03/08/33	615	626,473
5.95%, 04/05/54	570	548,040
6.00%, 11/15/28	130	133,206
6.70%, 11/15/53	140	147,475
7.20%, 06/27/54, (5-year CMT + 2.97%)(a)	30	31,424
7.38%, 03/15/55, (5-year CMT + 3.12%)(a)	60	62,536
Energy Transfer LP
5.95%, 05/15/54	15	13,927
6.05%, 09/01/54	45	42,309
6.20%, 04/01/55	15	14,388
Enterprise Products Operating LLC
2.80%, 01/31/30	70	65,533
3.13%, 07/31/29	160	153,111
3.70%, 01/31/51	35	24,678
3.95%, 01/31/60	196	136,839
4.20%, 01/31/50	176	135,770
4.25%, 02/15/48	20	15,717
4.45%, 02/15/43	133	112,664
4.80%, 02/01/49	256	216,807
4.85%, 08/15/42	162	144,823
4.85%, 03/15/44	95	83,650
4.90%, 05/15/46	233	202,702
4.95%, 10/15/54	229	195,053
5.10%, 02/15/45	279	251,188
5.38%, 02/15/78, (3-mo. CME Term SOFR + 2.83%)(a)	315	314,198
5.70%, 02/15/42	143	140,479
5.95%, 02/01/41	178	180,161
6.13%, 10/15/39	130	134,586
6.45%, 09/01/40	169	179,275
7.55%, 04/15/38	109	126,019
Series D, 6.88%, 03/01/33	135	147,776
Series H, 6.65%, 10/15/34	15	16,299
Kinder Morgan Energy Partners LP
4.70%, 11/01/42	83	70,847
5.00%, 08/15/42	180	159,463
5.00%, 03/01/43	175	155,369
5.40%, 09/01/44	199	181,778
5.50%, 03/01/44	216	199,946
5.63%, 09/01/41	130	124,335
5.80%, 03/15/35	390	395,975
6.38%, 03/01/41	144	148,786
6.50%, 02/01/37	147	155,759
6.50%, 09/01/39	198	207,026
6.55%, 09/15/40	209	218,886
6.95%, 01/15/38	245	267,277
7.30%, 08/15/33	457	505,329
7.40%, 03/15/31	75	81,851
7.50%, 11/15/40	136	154,370
7.75%, 03/15/32	150	167,852
Kinder Morgan, Inc.
2.00%, 02/15/31	300	263,560
3.25%, 08/01/50	262	165,260
3.60%, 02/15/51	145	97,220
4.30%, 03/01/28	562	559,841
4.80%, 02/01/33	645	628,258
Security	Par (000)	Value
Pipelines (continued)
5.00%, 02/01/29	$775	$779,181
5.05%, 02/15/46	275	238,835
5.10%, 08/01/29	120	120,976
5.15%, 06/01/30	1,095	1,103,522
5.20%, 06/01/33	760	757,074
5.20%, 03/01/48	289	252,737
5.30%, 12/01/34	755	744,243
5.40%, 02/01/34	495	495,589
5.45%, 08/01/52	50	44,619
5.55%, 06/01/45	336	311,504
5.85%, 06/01/35	1,050	1,072,769
5.95%, 08/01/54	260	250,107
7.75%, 01/15/32	282	315,283
7.80%, 08/01/31	155	172,703
MPLX LP
4.00%, 03/15/28	260	257,035
4.25%, 12/01/27	45	44,785
4.50%, 04/15/38	401	354,784
4.70%, 04/15/48	383	308,508
4.80%, 02/15/29	98	97,860
4.90%, 04/15/58	257	204,559
4.95%, 03/14/52	135	110,369
5.20%, 03/01/47	282	245,495
5.50%, 02/15/49	311	276,842
ONEOK Partners LP
6.13%, 02/01/41	191	191,595
6.20%, 09/15/43	166	165,525
6.65%, 10/01/36	295	315,849
6.85%, 10/15/37	250	269,134
ONEOK, Inc.
3.10%, 03/15/30	325	304,493
3.25%, 06/01/30	200	187,447
3.40%, 09/01/29	145	138,851
3.95%, 03/01/50	165	116,418
4.20%, 10/03/47	125	93,654
4.35%, 03/15/29	195	192,373
4.45%, 09/01/49	210	163,435
4.50%, 03/15/50	158	121,252
4.55%, 07/15/28	698	695,188
4.75%, 10/15/31	240	234,924
4.85%, 02/01/49	194	159,355
4.95%, 10/15/32	125	122,352
4.95%, 07/13/47	177	147,720
5.05%, 11/01/34	780	752,534
5.20%, 07/15/48	335	287,819
5.38%, 06/01/29	455	459,420
5.40%, 10/15/35	125	122,676
5.65%, 09/01/34	785	787,875
5.70%, 11/01/54	305	277,490
5.80%, 11/01/30	120	122,936
5.85%, 11/01/64	130	117,329
6.00%, 06/15/35	140	142,714
6.05%, 09/01/33	340	350,678
6.10%, 11/15/32	220	228,012
6.25%, 10/15/55	400	392,629
6.35%, 01/15/31	255	266,100
6.63%, 09/01/53	65	66,591
7.15%, 01/15/51	20	21,522
Sabine Pass Liquefaction LLC
4.20%, 03/15/28	497	493,692
4.50%, 05/15/30	416	409,025
Schedule of Investments
92

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
5.90%, 09/15/37	$52	$53,424
Spectra Energy Partners LP
4.50%, 03/15/45	329	267,717
5.95%, 09/25/43	302	297,891
Targa Resources Corp.
4.20%, 02/01/33	570	532,910
4.35%, 01/15/29	150	148,556
4.35%, 04/15/31	100	96,808
4.90%, 09/15/30	200	198,465
4.95%, 04/15/52	265	218,208
5.40%, 07/30/36	160	155,642
5.50%, 02/15/35	240	237,709
5.55%, 08/15/35	370	366,339
5.65%, 02/15/36	190	189,397
6.05%, 05/15/56	115	109,588
6.13%, 03/15/33	100	103,647
6.13%, 05/15/55	160	154,299
6.25%, 07/01/52	5	4,908
6.50%, 03/30/34	390	412,228
6.50%, 02/15/53	260	263,339
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.00%, 01/15/32	665	624,949
4.88%, 02/01/31	660	651,183
5.50%, 03/01/30	360	362,316
Tennessee Gas Pipeline Co. LLC
7.00%, 10/15/28	50	52,206
7.63%, 04/01/37	155	177,643
Texas Eastern Transmission LP, 7.00%, 07/15/32	407	440,515
TransCanada PipeLines Ltd.
4.10%, 04/15/30	229	221,848
4.25%, 05/15/28	165	163,777
4.63%, 03/01/34	310	294,411
4.88%, 05/15/48	75	65,144
5.10%, 03/15/49	129	116,519
5.60%, 03/31/34	95	95,448
5.85%, 03/15/36	140	142,394
6.10%, 06/01/40	105	105,948
6.20%, 10/15/37	354	365,122
7.00%, 06/01/65, (5-year CMT + 2.61%)(a)	20	20,439
7.25%, 08/15/38	209	232,648
7.63%, 01/15/39	230	262,041
Transcontinental Gas Pipe Line Co. LLC
3.95%, 05/15/50	55	40,214
4.00%, 03/15/28	40	39,635
4.45%, 08/01/42	135	113,503
4.60%, 03/15/48	322	263,004
5.40%, 08/15/41	93	88,247
Valero Energy Partners LP, 4.50%, 03/15/28	200	199,236
Western Midstream Operating LP
4.05%, 02/01/30	395	381,027
4.50%, 03/01/28	185	184,126
4.80%, 03/01/31	125	122,670
5.25%, 02/01/50	270	227,484
5.30%, 03/01/48	30	25,531
5.45%, 11/15/34	215	210,826
5.45%, 04/01/44	140	124,302
5.50%, 12/15/35	75	72,921
5.50%, 08/15/48	160	138,737
6.15%, 04/01/33	715	736,790
Security	Par (000)	Value
Pipelines (continued)
Williams Companies, Inc. (The)
2.60%, 03/15/31	$1,045	$937,016
3.50%, 11/15/30	515	483,311
4.63%, 06/30/30	240	236,324
4.65%, 08/15/32	70	67,871
4.80%, 11/15/29	15	14,965
4.85%, 03/01/48	245	204,685
4.90%, 01/15/45	177	151,394
5.10%, 09/15/45	321	281,646
5.15%, 03/15/34	505	494,270
5.15%, 03/15/36	1,330	1,276,721
5.30%, 09/30/35	735	716,389
5.30%, 08/15/52	20	17,409
5.40%, 03/04/44	208	190,466
5.60%, 03/15/35	325	324,734
5.65%, 03/15/33	200	202,562
5.75%, 06/24/44	130	124,197
5.80%, 11/15/43	71	68,369
5.80%, 11/15/54	135	126,069
5.95%, 03/15/56	320	303,311
6.00%, 03/15/55	70	67,131
6.30%, 04/15/40	345	354,392
8.75%, 03/15/32	178	207,241
Series A, 7.50%, 01/15/31	62	68,074
		78,177,097
Private Equity — 0.0%
Brookfield Finance, Inc., 5.81%, 03/03/55	75	69,703
Real Estate — 0.1%
CBRE Services, Inc.
2.50%, 04/01/31	1,310	1,167,519
4.80%, 06/15/30	100	98,938
4.90%, 01/15/33	125	121,257
5.25%, 06/01/36	175	168,584
5.50%, 04/01/29	245	248,410
5.50%, 06/15/35	395	390,930
5.95%, 08/15/34	455	463,657
Jones Lang LaSalle, Inc., 6.88%, 12/01/28	35	36,405
		2,695,700
Real Estate Investment Trusts — 1.3%
American Tower Corp.
1.88%, 10/15/30	210	185,027
2.10%, 06/15/30	440	394,795
2.30%, 09/15/31	230	200,725
2.70%, 04/15/31	540	485,910
2.90%, 01/15/30	525	490,238
2.95%, 01/15/51	870	519,242
3.10%, 06/15/50	130	80,595
3.60%, 01/15/28	610	601,000
3.70%, 10/15/49	362	252,203
3.80%, 08/15/29	590	572,495
3.95%, 03/15/29	101	98,740
4.05%, 03/15/32	95	89,509
4.70%, 12/15/32	90	86,935
4.90%, 03/15/30	225	223,849
5.00%, 01/31/30	25	24,982
5.20%, 02/15/29	70	70,486
5.25%, 07/15/28	70	70,519
5.35%, 03/15/35	1,360	1,341,229
5.40%, 01/31/35	1,205	1,193,731
5.45%, 02/15/34	1,275	1,271,091
93
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
5.50%, 03/15/28	$25	$25,268
5.55%, 07/15/33	330	331,814
5.65%, 03/15/33	30	30,429
5.90%, 11/15/33	670	686,686
Boston Properties LP
2.45%, 10/01/33	535	435,117
2.55%, 04/01/32	300	258,914
2.90%, 03/15/30	360	333,981
3.25%, 01/30/31	434	399,922
3.40%, 06/21/29	516	494,759
4.50%, 12/01/28	275	272,789
5.75%, 01/15/35	210	208,032
6.50%, 01/15/34	270	281,122
6.75%, 12/01/27	100	102,339
Brixmor Operating Partnership LP
2.50%, 08/16/31	60	52,873
4.05%, 07/01/30	319	306,755
4.13%, 05/15/29	125	122,391
COPT Defense Properties LP
2.00%, 01/15/29	345	322,620
2.75%, 04/15/31	215	192,938
2.90%, 12/01/33	220	185,566
Crown Castle, Inc.
2.10%, 04/01/31	690	600,611
2.25%, 01/15/31	405	357,039
2.50%, 07/15/31	305	268,169
2.90%, 04/01/41	1,215	847,937
3.10%, 11/15/29	105	98,888
3.25%, 01/15/51	420	263,227
3.30%, 07/01/30	465	433,626
3.65%, 09/01/27	775	768,357
3.80%, 02/15/28	882	869,032
4.00%, 11/15/49	245	176,512
4.15%, 07/01/50	230	169,847
4.30%, 02/15/29	455	447,675
4.75%, 05/15/47	289	237,079
4.80%, 09/01/28	530	529,478
5.00%, 01/11/28	345	345,860
5.10%, 05/01/33	400	388,887
5.20%, 09/01/34	1,185	1,148,975
5.20%, 02/15/49	361	310,291
5.60%, 06/01/29	295	299,429
5.80%, 03/01/34	125	125,842
Digital Realty Trust LP
3.60%, 07/01/29	3,464	3,340,417
4.45%, 07/15/28	5,152	5,116,412
5.55%, 01/15/28	2,590	2,614,514
DOC DR LLC
2.63%, 11/01/31	60	52,982
3.95%, 01/15/28	335	331,479
Equinix Asia Financing Corp. Pte. Ltd., 4.40%, 03/15/31	2,110	2,033,562
Equinix Europe 2 Financing Corp. LLC
4.60%, 11/15/30	1,535	1,496,206
5.50%, 06/15/34	1,865	1,841,164
Equinix, Inc.
1.55%, 03/15/28	455	433,473
2.00%, 05/15/28	1,330	1,270,151
2.15%, 07/15/30	1,010	902,719
2.50%, 05/15/31	625	552,992
2.95%, 09/15/51	285	166,541
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
3.00%, 07/15/50	$322	$192,919
3.20%, 11/18/29	1,933	1,828,789
3.40%, 02/15/52	230	145,900
3.90%, 04/15/32	320	296,477
ERP Operating LP
2.30%, 03/01/30	177	162,176
3.20%, 01/15/28	190	186,451
3.30%, 06/01/29	135	129,944
3.90%, 10/15/46	59	44,809
4.35%, 04/15/48	127	101,794
5.00%, 02/15/33	425	420,536
Federal Realty OP LP
3.20%, 06/15/29	234	223,836
3.50%, 06/01/30	805	764,360
4.50%, 12/01/44	50	41,479
Healthpeak OP LLC
3.00%, 01/15/30	704	659,240
3.50%, 07/15/29	576	553,602
4.75%, 01/15/33	25	24,103
5.25%, 12/15/32	15	14,847
6.75%, 02/01/41	155	165,210
Highwoods Realty LP
2.60%, 02/01/31	20	17,753
3.05%, 02/15/30	135	125,486
4.20%, 04/15/29	60	58,544
7.65%, 02/01/34	50	54,858
Host Hotels & Resorts LP
5.50%, 04/15/35	10	9,791
5.70%, 07/01/34	40	39,927
Series H, 3.38%, 12/15/29	265	251,213
Series I, 3.50%, 09/15/30	495	463,351
Series J, 2.90%, 12/15/31	55	48,577
Kilroy Realty LP
2.50%, 11/15/32	325	267,275
3.05%, 02/15/30	495	454,830
Kimco Realty OP LLC
3.70%, 10/01/49	69	49,340
4.13%, 12/01/46	152	119,278
4.25%, 04/01/45	80	64,953
4.45%, 09/01/47	115	94,079
Piedmont Operating Partnership LP, 3.15%, 08/15/30	160	146,232
Prologis LP
2.13%, 10/15/50	196	100,450
2.25%, 04/15/30	135	123,162
2.25%, 01/15/32	90	77,967
2.88%, 11/15/29	45	42,400
3.00%, 04/15/50	116	72,655
3.05%, 03/01/50	51	32,226
3.88%, 09/15/28	930	916,338
4.00%, 09/15/28	20	19,754
4.38%, 02/01/29	245	243,002
4.38%, 09/15/48	175	140,417
4.63%, 01/15/33	310	301,431
4.75%, 06/15/33	490	477,595
4.88%, 06/15/28	115	115,594
5.13%, 01/15/34	100	98,845
5.25%, 03/15/54	20	18,004
Regency Centers LP
2.95%, 09/15/29	385	364,044
4.13%, 03/15/28	302	299,832
Schedule of Investments
94

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
4.40%, 02/01/47	$80	$65,396
4.50%, 03/15/33	25	23,893
4.65%, 03/15/49	105	87,266
SBA Communications Corp.
4.88%, 01/15/30	2,000	1,983,188
5.15%, 07/15/31	2,020	2,003,947
5.45%, 07/15/33	500	493,742
VICI Properties LP
4.95%, 02/15/30	245	241,694
5.13%, 05/15/32	310	301,599
5.63%, 05/15/52	320	280,296
Welltower OP LLC
2.75%, 01/15/31	205	187,030
2.75%, 01/15/32	485	432,377
2.80%, 06/01/31	220	199,806
3.10%, 01/15/30	310	292,516
3.85%, 06/15/32	335	314,501
4.13%, 03/15/29	205	201,914
4.25%, 04/15/28	450	447,435
4.50%, 07/01/30	50	49,265
4.95%, 09/01/48	213	187,982
5.13%, 07/01/35	50	49,054
6.50%, 03/15/41	210	225,097
Weyerhaeuser Co.
4.00%, 11/15/29	539	523,595
4.00%, 04/15/30	297	286,841
4.00%, 03/09/52	25	17,966
6.95%, 10/01/27	20	20,470
7.38%, 03/15/32	480	527,574
		63,247,108
Retail — 0.7%
AutoNation, Inc.
2.40%, 08/01/31	200	174,521
3.80%, 11/15/27	212	209,456
3.85%, 03/01/32	70	64,634
4.45%, 01/15/29	100	98,636
4.75%, 06/01/30	140	137,431
5.89%, 03/15/35	875	875,527
Best Buy Co., Inc.
1.95%, 10/01/30	2,630	2,327,294
4.45%, 10/01/28	2,021	2,008,264
Dollar General Corp.
4.13%, 04/03/50	49	36,257
5.20%, 07/05/28	65	65,451
5.45%, 07/05/33	35	35,033
5.50%, 11/01/52	5	4,514
Dollar Tree, Inc., 3.38%, 12/01/51	95	60,346
Ferguson Enterprises, Inc.
4.35%, 03/15/31	50	48,630
5.00%, 10/03/34	1,010	978,385
Genuine Parts Co., 6.88%, 11/01/33	35	37,399
Home Depot, Inc. (The)
2.70%, 04/15/30	513	477,532
2.80%, 09/14/27	145	142,805
2.95%, 06/15/29	1,570	1,501,901
3.13%, 12/15/49	360	230,968
3.25%, 04/15/32	220	202,202
3.30%, 04/15/40	50	38,935
3.35%, 04/15/50	437	291,280
3.50%, 09/15/56	395	259,204
3.63%, 04/15/52	290	200,101
Security	Par (000)	Value
Retail (continued)
3.75%, 09/15/28	$95	$93,613
3.90%, 12/06/28	955	942,849
3.90%, 06/15/47	300	225,782
3.95%, 09/15/30	120	116,418
4.20%, 04/01/43	325	268,310
4.25%, 04/01/46	404	324,443
4.40%, 03/15/45	310	255,985
4.50%, 09/15/32	295	288,592
4.50%, 12/06/48	360	294,179
4.65%, 09/15/35	185	176,524
4.85%, 06/25/31	215	214,874
4.88%, 02/15/44	345	306,530
4.95%, 06/25/34	335	329,590
5.30%, 06/25/54	125	113,006
5.40%, 09/15/40	405	394,595
5.40%, 06/25/64	75	67,757
5.88%, 12/16/36	875	906,587
5.95%, 04/01/41	80	81,781
Lowe's Companies, Inc.
1.70%, 10/15/30	370	324,670
2.63%, 04/01/31	240	216,537
2.80%, 09/15/41	40	27,544
3.00%, 10/15/50	223	134,024
3.65%, 04/05/29	115	111,802
3.70%, 04/15/46	300	215,607
3.75%, 04/01/32	195	181,544
4.05%, 05/03/47	495	371,256
4.25%, 04/01/52	245	182,828
4.38%, 09/15/45	379	302,404
4.45%, 04/01/62	435	319,235
4.50%, 04/15/30	170	167,662
4.55%, 04/05/49	375	298,508
4.65%, 04/15/42	190	163,979
5.00%, 04/15/33	85	83,787
5.00%, 04/15/40	144	132,397
5.13%, 04/15/50	271	232,687
5.15%, 07/01/33	310	307,562
5.50%, 10/15/35	340	342,788
5.63%, 04/15/53(b)	130	119,494
5.75%, 07/01/53	50	46,706
5.80%, 09/15/62	520	479,324
5.85%, 04/01/63	465	432,536
6.50%, 03/15/29	395	411,548
Lowe's Cos, Inc.
3.95%, 10/15/27	275	273,183
4.00%, 10/15/28	275	270,897
4.25%, 03/15/31	275	266,207
4.50%, 10/15/32	265	254,895
4.85%, 10/15/35	280	266,857
McDonald's Corp.
3.63%, 05/01/43	113	85,515
3.63%, 09/01/49	312	217,129
3.70%, 02/15/42	80	62,598
3.80%, 04/01/28	90	88,903
4.20%, 04/01/50	237	181,326
4.45%, 03/01/47	227	183,597
4.45%, 09/01/48	246	197,575
4.60%, 05/26/45	215	180,548
4.70%, 12/09/35	129	123,139
4.88%, 07/15/40	215	196,277
4.88%, 12/09/45	320	277,356
95
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
5.45%, 08/14/53(b)	$120	$110,199
5.70%, 02/01/39	30	30,226
6.30%, 10/15/37	77	81,559
O'Reilly Automotive, Inc., 4.20%, 04/01/30	92	89,520
Starbucks Corp.
2.25%, 03/12/30	80	73,050
3.35%, 03/12/50	290	189,327
3.50%, 03/01/28	86	84,590
3.50%, 11/15/50	480	321,291
3.55%, 08/15/29	125	120,849
3.75%, 12/01/47	100	71,972
4.30%, 06/15/45	112	89,608
4.45%, 08/15/49	261	206,920
4.50%, 11/15/48	98	78,487
4.80%, 02/15/33	100	97,941
Target Corp.
2.35%, 02/15/30	110	101,508
2.65%, 09/15/30	285	261,931
2.95%, 01/15/52	315	192,627
3.38%, 04/15/29	115	111,631
3.63%, 04/15/46	296	215,893
3.90%, 11/15/47	250	187,133
4.00%, 07/01/42	236	191,737
4.35%, 06/15/28	55	54,850
4.40%, 01/15/33	405	393,016
4.80%, 01/15/53	190	162,095
5.00%, 04/15/35(b)	100	98,006
5.25%, 02/15/36(b)	90	89,687
6.35%, 11/01/32	60	64,280
6.50%, 10/15/37	225	242,896
7.00%, 01/15/38	235	264,564
Tractor Supply Co.
1.75%, 11/01/30	4,199	3,667,372
5.25%, 05/15/33(b)	3,085	3,066,553
		35,651,870
Semiconductors — 0.8%
Analog Devices, Inc.
4.25%, 06/15/28	190	189,014
4.50%, 06/15/30	185	182,842
5.30%, 12/15/45	130	119,570
5.30%, 04/01/54	30	27,087
Applied Materials, Inc.
1.75%, 06/01/30	895	799,431
2.75%, 06/01/50	175	105,385
4.00%, 01/15/31	906	873,646
4.35%, 04/01/47	281	230,402
4.60%, 01/15/36	1,200	1,131,386
4.80%, 06/15/29	305	306,011
5.10%, 10/01/35	710	700,442
5.85%, 06/15/41	245	246,873
Broadcom, Inc.
3.14%, 11/15/35	545	438,647
3.19%, 11/15/36	450	354,974
3.42%, 04/15/33	659	578,051
3.47%, 04/15/34	449	385,323
3.50%, 02/15/41	388	287,807
4.15%, 04/15/32	190	177,779
4.20%, 10/15/30	35	33,661
4.30%, 01/15/31	35	33,726
4.30%, 11/15/32	260	243,505
4.60%, 07/15/30	75	73,442
Security	Par (000)	Value
Semiconductors (continued)
4.60%, 01/15/33	$75	$71,143
4.80%, 02/15/36	495	454,320
4.90%, 07/15/32	125	121,237
4.93%, 05/15/37(c)	25	22,936
4.95%, 01/15/36	30	27,926
5.00%, 04/15/30	395	393,603
5.20%, 07/15/35	125	119,096
5.70%, 01/15/56	45	40,490
Intel Corp.
1.60%, 08/12/28	1,360	1,280,950
2.00%, 08/12/31	50	42,969
2.45%, 11/15/29	705	651,960
3.05%, 08/12/51	205	120,646
3.25%, 11/15/49	360	221,796
3.73%, 12/08/47	314	214,371
3.90%, 03/25/30	50	48,091
4.00%, 08/05/29	120	117,081
4.00%, 12/15/32	640	593,783
4.10%, 05/19/46	109	80,162
4.10%, 05/11/47	215	156,620
4.15%, 08/05/32	345	324,189
4.25%, 12/15/42	170	134,390
4.60%, 03/25/40	35	30,295
4.65%, 06/01/31	520	507,493
4.75%, 03/25/50	308	242,467
4.80%, 10/01/41	235	201,007
4.88%, 02/10/28	130	130,262
4.90%, 07/29/45	227	187,934
4.90%, 08/05/52	250	198,925
4.95%, 03/25/60	190	148,359
5.00%, 02/21/31	95	94,481
5.05%, 08/05/62	55	42,976
5.13%, 02/10/30	510	511,070
5.15%, 02/21/34	235	229,124
5.20%, 02/10/33	730	721,883
5.30%, 05/15/36	655	631,862
5.70%, 02/10/53	220	196,172
5.90%, 02/10/63	180	161,153
KLA Corp.
3.30%, 03/01/50	75	49,394
5.00%, 03/15/49	105	91,365
5.25%, 07/15/62	85	74,241
Lam Research Corp.
1.90%, 06/15/30	1,385	1,241,789
2.88%, 06/15/50	241	147,564
3.13%, 06/15/60	95	55,565
4.00%, 03/15/29	1,251	1,228,970
4.88%, 03/15/49	180	156,231
Marvell Technology, Inc.
4.75%, 07/15/30	25	24,624
5.30%, 04/15/36	175	168,752
5.45%, 07/15/35	25	24,585
5.95%, 09/15/33	70	71,824
Micron Technology, Inc.
2.70%, 04/15/32	195	172,011
3.48%, 11/01/51	265	177,418
NVIDIA Corp.
2.00%, 06/15/31	1,540	1,350,755
2.85%, 04/01/30	1,745	1,631,653
3.50%, 04/01/40	170	134,256
3.50%, 04/01/50	432	290,492
Schedule of Investments
96

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Semiconductors (continued)
NXP BV/NXP Funding LLC, 5.55%, 12/01/28	$1,990	$2,015,112
NXP BV/NXP Funding LLC/NXP USA, Inc.
2.50%, 05/11/31	450	399,029
2.65%, 02/15/32	395	344,505
3.13%, 02/15/42	470	333,374
3.25%, 05/11/41	180	130,670
3.25%, 11/30/51	139	87,330
3.40%, 05/01/30	620	584,731
4.30%, 08/19/28	305	301,883
4.30%, 06/18/29	1,115	1,096,586
4.85%, 08/19/32	315	305,322
5.00%, 01/15/33	450	439,699
5.25%, 08/19/35	830	805,784
QUALCOMM, Inc.
4.30%, 05/20/47	380	297,224
4.50%, 05/20/52	205	160,693
4.65%, 05/20/35	95	90,704
4.80%, 05/20/45	80	68,275
6.00%, 05/20/53	55	53,666
Texas Instruments, Inc.
1.75%, 05/04/30	990	887,350
1.90%, 09/15/31	440	381,094
2.25%, 09/04/29	939	874,577
2.70%, 09/15/51	260	150,066
2.90%, 11/03/27	980	963,869
3.65%, 08/16/32	1,285	1,200,287
3.88%, 03/15/39	338	285,695
4.10%, 08/16/52	50	37,561
4.15%, 05/15/48	410	320,568
4.50%, 05/23/30	120	118,606
4.60%, 02/08/29	390	389,890
4.85%, 02/08/34	585	574,739
4.90%, 03/14/33	715	709,654
5.10%, 05/23/35	125	122,781
5.15%, 02/08/54	180	160,161
TSMC Arizona Corp.
2.50%, 10/25/31	1,625	1,448,442
3.13%, 10/25/41	60	46,437
3.25%, 10/25/51	250	175,209
4.13%, 04/22/29	25	24,690
4.25%, 04/22/32	605	585,558
4.50%, 04/22/52	235	204,079
		41,259,615
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.
2.04%, 08/16/28	200	189,518
3.48%, 12/01/27	180	177,256
4.20%, 05/01/30	489	473,921
5.35%, 01/15/30	25	25,216
5.75%, 01/15/35	25	25,257
		891,168
Software — 0.9%
Adobe, Inc.
2.30%, 02/01/30	3,320	3,051,693
4.80%, 04/04/29	370	371,279
4.95%, 04/04/34	290	283,207
5.30%, 01/17/35(b)	1,250	1,242,361
Autodesk, Inc.
2.40%, 12/15/31	1,165	1,013,077
2.85%, 01/15/30	720	672,175
Security	Par (000)	Value
Software (continued)
5.30%, 06/15/35	$820	$802,917
Cadence Design Systems, Inc.
4.20%, 09/10/27	1,155	1,151,109
4.30%, 09/10/29	1,725	1,698,471
4.70%, 09/10/34	1,060	1,017,412
Fidelity National Information Services, Inc.
4.50%, 08/15/46	30	23,622
5.10%, 07/15/32	300	295,512
Fiserv, Inc.
3.50%, 07/01/29	305	292,175
4.20%, 10/01/28	100	98,484
4.40%, 07/01/49	5	3,910
4.55%, 02/15/31	30	28,972
5.25%, 08/11/35	50	47,639
Intuit, Inc.
1.65%, 07/15/30	540	476,272
5.20%, 09/15/33	880	868,784
5.50%, 09/15/53	1,235	1,066,243
Microsoft Corp.
2.53%, 06/01/50	270	152,176
2.68%, 06/01/60	270	140,428
2.92%, 03/17/52	710	427,238
3.04%, 03/17/62	105	59,287
3.45%, 08/08/36(b)	610	531,681
3.50%, 02/12/35(b)	1,170	1,054,494
3.50%, 11/15/42	50	38,660
3.95%, 08/08/56	115	82,920
4.00%, 02/12/55	170	125,121
4.10%, 02/06/37	515	471,360
4.20%, 11/03/35(b)	445	419,640
4.50%, 10/01/40	55	49,830
Oracle Corp.
3.60%, 04/01/40	787	545,154
3.60%, 04/01/50	807	467,039
3.65%, 03/25/41	515	348,045
3.80%, 11/15/37	397	301,804
3.85%, 07/15/36	330	261,963
3.85%, 04/01/60	643	360,861
3.90%, 05/15/35	500	408,351
3.95%, 03/25/51	586	355,898
4.00%, 07/15/46	597	382,144
4.00%, 11/15/47	474	297,128
4.10%, 03/25/61	309	180,613
4.13%, 05/15/45	417	274,956
4.20%, 09/27/29	15	14,423
4.30%, 07/08/34	320	276,363
4.38%, 05/15/55	376	236,715
4.50%, 05/06/28	40	39,580
4.50%, 07/08/44	305	214,795
4.70%, 09/27/34	95	83,743
4.90%, 02/06/33	580	533,818
5.20%, 09/26/35	330	295,872
5.38%, 07/15/40	427	354,563
5.38%, 09/27/54	250	182,844
5.50%, 08/03/35	130	119,222
5.50%, 09/27/64	335	241,059
5.55%, 02/06/53	310	234,171
5.70%, 02/04/36	565	522,411
5.88%, 09/26/45	220	181,716
5.95%, 09/26/55	375	297,915
6.00%, 08/03/55	115	92,497
97
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Software (continued)
6.10%, 09/26/65	$390	$307,121
6.13%, 07/08/39	359	327,843
6.13%, 08/03/65	215	170,012
6.25%, 11/09/32	275	274,137
6.50%, 04/15/38	501	483,738
6.55%, 02/04/46	235	209,548
6.70%, 02/04/56	760	669,357
6.85%, 02/04/66	580	508,670
6.90%, 11/09/52	435	392,663
Salesforce, Inc.
2.70%, 07/15/41	45	29,988
2.90%, 07/15/51(b)	280	158,038
3.70%, 04/11/28	5,255	5,184,702
4.90%, 09/15/31	975	962,576
5.55%, 03/15/36	750	736,570
6.40%, 03/15/46	375	369,360
6.55%, 03/15/56	525	511,656
6.70%, 03/15/66	405	398,124
ServiceNow, Inc.
1.40%, 09/01/30	2,315	2,015,691
4.25%, 05/15/28	60	59,657
4.70%, 08/15/31	1,270	1,248,038
5.05%, 05/15/33	85	83,510
5.40%, 05/15/36	245	240,377
6.30%, 05/15/56	35	34,669
Synopsys, Inc.
4.85%, 04/01/30	810	805,160
5.00%, 04/01/32	1,275	1,259,152
5.15%, 04/01/35	1,215	1,179,870
5.70%, 04/01/55	410	379,621
VMware LLC, 4.70%, 05/15/30	878	865,169
Workday, Inc.
3.70%, 04/01/29	660	639,383
3.80%, 04/01/32	985	916,107
		47,584,319
Telecommunications — 0.6%
America Movil SAB de CV
4.38%, 07/16/42	60	49,954
4.38%, 04/22/49	255	203,897
6.13%, 11/15/37	192	197,050
6.13%, 03/30/40	517	523,590
6.38%, 03/01/35	250	264,619
AT&T, Inc.
3.30%, 02/01/52	365	217,120
3.50%, 06/01/41	460	341,262
3.50%, 09/15/53	964	587,958
3.50%, 02/01/61	390	224,862
3.55%, 09/15/55	1,166	706,002
3.65%, 06/01/51	589	378,175
3.65%, 09/15/59	943	568,287
3.80%, 12/01/57	915	574,737
3.85%, 06/01/60	390	244,387
4.30%, 12/15/42	165	130,423
4.50%, 03/09/48	212	161,321
4.55%, 03/09/49	271	205,055
4.65%, 06/01/44	85	69,323
4.80%, 06/15/44	40	33,420
4.85%, 03/01/39	285	255,223
4.85%, 07/15/45	120	99,653
4.90%, 08/15/37	218	201,526
5.15%, 03/15/42	247	217,849
Security	Par (000)	Value
Telecommunications (continued)
5.15%, 11/15/46	$35	$29,482
5.15%, 02/15/50	230	192,048
5.25%, 03/01/37	490	466,850
5.35%, 09/01/40	79	73,581
5.45%, 03/01/47	165	145,025
5.55%, 08/15/41	290	271,339
5.70%, 03/01/57	256	234,623
6.00%, 08/15/40	175	172,828
6.00%, 04/30/56	135	123,153
6.05%, 08/15/56	35	32,145
6.30%, 01/15/38	90	92,299
6.30%, 10/30/66	205	191,409
6.38%, 03/01/41	230	237,487
6.55%, 02/15/39	203	214,834
British Telecommunications Ltd., 9.63%, 12/15/30	712	830,550
Cisco Systems, Inc.
4.75%, 02/24/30	75	74,982
4.85%, 02/26/29	100	100,494
4.95%, 02/26/31	75	75,266
4.95%, 02/24/32	75	74,834
5.05%, 02/26/34	350	345,958
5.10%, 02/24/35	100	98,569
5.30%, 02/26/54	235	211,474
5.35%, 02/26/64	50	44,281
5.50%, 01/15/40	485	477,786
5.50%, 02/24/55	95	88,456
5.90%, 02/15/39	362	371,482
Juniper Networks, Inc., 5.95%, 03/15/41	184	176,308
Koninklijke KPN NV, 8.38%, 10/01/30	1,705	1,909,581
Motorola Solutions, Inc.
2.30%, 11/15/30	220	196,615
4.60%, 02/23/28	283	282,678
4.60%, 05/23/29	185	183,678
4.85%, 08/15/30	90	89,229
5.20%, 08/15/32	100	99,562
5.50%, 09/01/44	100	92,526
5.55%, 08/15/35	100	99,583
5.60%, 06/01/32	135	137,078
Nokia OYJ, 6.63%, 05/15/39	1,945	1,989,598
Rogers Communications, Inc.
3.80%, 03/15/32	45	41,350
4.30%, 02/15/48	220	166,152
4.35%, 05/01/49	170	129,758
4.50%, 03/15/42	45	37,002
4.50%, 03/15/43(b)	117	95,408
4.55%, 03/15/52	170	128,208
TELUS Corp.
3.70%, 09/15/27	700	694,240
4.30%, 06/15/49	10	7,751
4.60%, 11/16/48	55	45,016
Verizon Communications, Inc.
2.36%, 03/15/32	285	246,506
2.55%, 03/21/31	346	311,333
2.65%, 11/20/40	665	456,401
2.88%, 11/20/50	325	188,006
2.99%, 10/30/56	681	376,714
3.00%, 11/20/60	870	474,757
3.40%, 03/22/41	425	316,420
3.55%, 03/22/51	530	349,554
3.70%, 03/22/61	902	577,760
3.85%, 11/01/42	466	358,596
Schedule of Investments
98

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
4.13%, 08/15/46	$239	$180,428
4.27%, 01/15/36	460	411,579
4.40%, 11/01/34	586	543,562
4.50%, 08/10/33	819	777,296
4.52%, 09/15/48	365	285,247
4.67%, 03/15/55	370	285,153
4.75%, 11/01/41	249	218,509
4.81%, 03/15/39	362	325,649
4.86%, 08/21/46	698	581,114
5.01%, 04/15/49	325	269,997
5.01%, 08/21/54	495	406,183
5.05%, 05/09/33	110	108,684
5.25%, 03/16/37	755	724,024
5.50%, 03/16/47	387	354,951
5.85%, 09/15/35	220	223,429
5.88%, 11/30/55	100	92,174
6.00%, 11/30/65	720	661,159
6.05%, 05/14/58, (5-year CMT + 1.81%)(a)	430	420,251
6.20%, 05/14/56, (5-year CMT + 2.04%)(a)	335	322,617
6.40%, 09/15/33	75	79,139
6.55%, 09/15/43	240	248,116
7.75%, 12/01/30	190	209,548
Vodafone Group PLC
4.25%, 09/17/50	322	237,688
4.38%, 02/19/43	50	40,500
4.88%, 06/19/49	275	225,151
5.00%, 05/30/38	225	211,556
5.25%, 05/30/48	415	360,955
6.15%, 02/27/37	315	324,783
6.25%, 11/30/32	335	350,526
7.88%, 02/15/30	310	337,457
		31,801,721
Toys, Games & Hobbies — 0.0%
Hasbro, Inc., 6.35%, 03/15/40	75	76,676
Transportation — 0.4%
Canadian National Railway Co.
2.45%, 05/01/50	815	457,623
3.20%, 08/02/46	194	134,113
3.65%, 02/03/48	167	120,661
3.85%, 08/05/32	50	47,048
4.20%, 03/12/31	75	72,690
4.35%, 05/12/29	55	54,357
4.38%, 09/18/34	125	118,603
4.40%, 08/05/52	130	104,347
4.45%, 01/20/49	170	138,844
4.75%, 11/12/35	75	72,078
4.95%, 05/12/36	75	72,933
5.85%, 11/01/33	250	262,421
6.20%, 06/01/36	75	79,742
6.25%, 08/01/34	55	58,769
6.38%, 11/15/37	175	187,913
Canadian Pacific Railway Co.
3.10%, 12/02/51	525	327,926
4.20%, 11/15/69	115	81,202
4.80%, 09/15/35	105	100,940
4.80%, 08/01/45	15	13,055
5.95%, 05/15/37	100	103,474
6.13%, 09/15/2115	525	517,870
7.13%, 10/15/31	165	179,558
CH Robinson Worldwide, Inc., 4.20%, 04/15/28	2,925	2,892,883
Security	Par (000)	Value
Transportation (continued)
CSX Corp.
2.40%, 02/15/30	$104	$96,167
2.50%, 05/15/51	120	67,216
3.35%, 09/15/49	185	124,033
3.80%, 11/01/46	229	170,833
3.80%, 04/15/50	115	83,771
3.95%, 05/01/50	163	121,138
4.10%, 11/15/32	50	47,652
4.10%, 03/15/44	74	59,481
4.25%, 11/01/66	120	87,543
4.30%, 03/01/48	240	190,967
4.40%, 03/01/43	98	82,995
4.50%, 03/15/49	148	120,168
4.50%, 11/15/52	25	20,084
4.50%, 08/01/54	190	151,710
4.65%, 03/01/68	53	41,514
4.75%, 05/30/42	175	155,804
4.75%, 11/15/48	188	159,225
5.05%, 06/15/35	75	73,560
5.50%, 04/15/41	175	170,688
6.00%, 10/01/36	157	164,164
6.15%, 05/01/37	180	189,828
6.22%, 04/30/40	215	225,714
GXO Logistics, Inc., 2.65%, 07/15/31	1,219	1,076,308
Norfolk Southern Corp.
2.55%, 11/01/29	47	43,933
2.90%, 08/25/51	66	39,464
3.16%, 05/15/55	180	109,560
3.40%, 11/01/49	121	81,399
4.05%, 08/15/52	304	224,426
4.10%, 05/15/2121	100	66,308
4.45%, 03/01/33	50	48,229
4.55%, 06/01/53	40	31,958
5.05%, 08/01/30	175	176,056
5.10%, 08/01/2118	50	42,481
Ryder System, Inc.
4.30%, 12/01/30	110	107,003
4.85%, 06/15/30	100	99,436
4.90%, 12/01/29	35	35,020
4.95%, 09/01/29	510	510,989
5.00%, 03/15/30	415	415,201
5.25%, 06/01/28	1,150	1,159,195
5.38%, 03/15/29	650	658,198
5.50%, 06/01/29	550	558,617
5.65%, 03/01/28	670	678,772
6.30%, 12/01/28	450	463,894
6.60%, 12/01/33	2,090	2,236,269
Union Pacific Corp.
2.97%, 09/16/62	115	63,395
3.25%, 02/05/50	390	256,247
3.35%, 08/15/46	154	108,244
3.38%, 02/01/35	115	100,414
3.50%, 02/14/53	115	77,233
3.55%, 08/15/39	15	12,258
3.55%, 05/20/61	105	67,309
3.60%, 09/15/37	95	81,037
3.75%, 02/05/70	282	182,546
3.80%, 10/01/51	344	246,244
3.80%, 04/06/71	320	207,613
3.84%, 03/20/60	397	271,123
3.85%, 02/14/72	175	116,561
99
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation (continued)
3.88%, 02/01/55	$215	$153,299
3.95%, 08/15/59	235	164,737
4.00%, 04/15/47	115	88,237
4.05%, 11/15/45	194	151,861
4.05%, 03/01/46	177	138,150
4.10%, 09/15/67	275	193,497
4.30%, 03/01/49	225	177,910
4.50%, 09/10/48	135	110,468
4.95%, 05/15/53	70	60,184
5.10%, 02/20/35	165	164,077
5.60%, 12/01/54	160	151,554
		21,010,219
Trucking & Leasing — 0.1%
GATX Corp.
1.90%, 06/01/31	25	21,576
3.10%, 06/01/51	215	130,899
3.50%, 03/15/28	260	255,017
3.50%, 06/01/32	240	219,259
4.00%, 06/30/30	50	48,273
4.55%, 11/07/28	244	242,591
4.70%, 04/01/29	320	318,047
4.90%, 03/15/33	120	116,897
5.20%, 03/15/44	87	78,823
5.45%, 09/15/33	200	200,711
5.50%, 06/15/35	25	24,729
6.05%, 03/15/34	355	365,543
6.05%, 06/05/54	865	840,200
6.90%, 05/01/34	275	297,078
		3,159,643
Water — 0.1%
American Water Capital Corp.
2.80%, 05/01/30	139	129,114
3.25%, 06/01/51	55	35,172
3.45%, 06/01/29	217	209,545
3.45%, 05/01/50	340	229,042
3.75%, 09/01/47	137	99,719
4.00%, 12/01/46	146	111,234
4.15%, 06/01/49	238	182,088
4.20%, 09/01/48	176	136,218
4.30%, 12/01/42	80	66,710
4.30%, 09/01/45	100	80,763
5.45%, 03/01/54	80	73,035
6.59%, 10/15/37	80	86,641
Essential Utilities, Inc.
2.70%, 04/15/30	157	144,820
3.35%, 04/15/50	268	174,344
3.57%, 05/01/29	160	154,575
4.28%, 05/01/49	288	222,538
5.13%, 03/15/36	25	24,099
5.25%, 08/15/35	25	24,473
5.30%, 05/01/52	195	172,206
5.38%, 01/15/34	25	24,904
United Utilities PLC, 6.88%, 08/15/28	40	41,430
		2,422,670
Total Corporate Bonds & Notes — 25.2% (Cost: $1,345,758,074)		1,279,530,914
Security	Par (000)	Value
Foreign Government Obligations(f)
Canada — 0.5%
Hydro-Quebec
Series HH, 8.50%, 12/01/29	$170	$188,898
Series HK, 9.38%, 04/15/30	1,545	1,775,867
Series HQ, 9.50%, 11/15/30	1,170	1,372,376
Province of Alberta Canada
1.30%, 07/22/30	586	518,826
3.30%, 03/15/28	579	569,475
4.50%, 01/24/34	810	793,064
Province of British Columbia Canada
1.30%, 01/29/31	2,050	1,780,609
4.20%, 07/06/33	2,640	2,543,599
4.75%, 06/12/34	735	727,619
4.80%, 11/15/28	1,485	1,496,044
7.25%, 09/01/36	270	312,873
Province of Manitoba Canada
1.50%, 10/25/28	315	296,047
4.30%, 07/27/33	980	949,071
4.90%, 05/31/34	510	509,418
Province of New Brunswick Canada, 3.63%, 02/24/28	20	19,761
Province of Ontario Canada
1.13%, 10/07/30(b)	940	820,403
1.60%, 02/25/31	2,050	1,804,211
1.80%, 10/14/31	1,740	1,515,782
2.00%, 10/02/29	10	9,284
2.13%, 01/21/32	1,730	1,520,414
5.05%, 04/24/34	645	652,898
Province of Quebec Canada
1.35%, 05/28/30	1,360	1,211,291
1.90%, 04/21/31	1,885	1,672,457
3.63%, 04/13/28	1,055	1,042,116
4.50%, 09/08/33	1,055	1,034,263
4.63%, 06/03/36	175	169,649
Series PD, 7.50%, 09/15/29	1,275	1,381,150
		26,687,465
Chile — 0.1%
Chile Government International Bonds
2.55%, 07/27/33	320	270,697
3.10%, 05/07/41	455	334,354
3.10%, 01/22/61	510	300,827
3.25%, 09/21/71	870	511,213
3.50%, 01/31/34	280	249,755
3.50%, 01/25/50	517	357,746
3.63%, 10/30/42	20	15,410
3.86%, 06/21/47	400	302,058
4.00%, 01/31/52	635	474,948
4.34%, 03/07/42	370	314,174
4.95%, 01/05/36	365	352,780
5.33%, 01/05/54	200	182,385
5.65%, 01/13/37	235	238,087
		3,904,434
Hungary — 0.0%
Hungary Government International Bonds, 7.63%, 03/29/41	381	440,534
Indonesia — 0.1%
Indonesia Government International Bonds
3.05%, 03/12/51	2,055	1,246,254
3.20%, 09/23/61	400	230,460
Schedule of Investments
100

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Indonesia (continued)
3.35%, 03/12/71	$1,035	$605,884
3.70%, 10/30/49	200	139,131
4.20%, 10/15/50	280	210,242
4.30%, 03/31/52	295	223,336
4.35%, 01/11/48	205	160,885
4.45%, 04/15/70	110	81,438
5.10%, 02/10/54	100	86,864
5.15%, 09/10/54	105	91,621
5.35%, 02/11/49	50	45,609
5.48%, 02/21/56	215	199,471
5.65%, 01/11/53	15	14,032
		3,335,227
Israel — 0.0%
Israel Government International Bonds
3.88%, 07/03/50	460	321,417
4.13%, 01/17/48	325	243,157
4.50%, 01/17/33	255	242,626
4.50%, 01/30/43	105	87,319
4.50%, 04/03/2120	215	152,498
5.63%, 02/19/35	200	201,860
5.75%, 03/12/54	640	585,780
5.88%, 01/13/56	400	373,947
State of Israel, 3.38%, 01/15/50	195	125,334
		2,333,938
Italy — 0.0%
Republic of Italy Government International Bonds
3.88%, 05/06/51	605	427,598
4.00%, 10/17/49	557	407,534
5.38%, 06/15/33	5	5,094
		840,226
Mexico — 0.1%
Mexico Government International Bonds
3.77%, 05/24/61	2,140	1,226,852
4.28%, 08/14/41	140	107,145
4.35%, 01/15/47	20	14,209
4.40%, 02/12/52	2,000	1,374,168
4.50%, 01/31/50	130	92,622
4.60%, 01/23/46	75	55,928
4.75%, 03/08/44	1,160	904,809
5.00%, 04/27/51	140	106,240
5.55%, 01/21/45	110	96,391
5.75%, 10/12/2110	420	327,001
6.00%, 05/07/36	100	97,818
6.05%, 01/11/40	50	47,329
6.13%, 02/09/38	530	510,566
6.25%, 08/27/37	765	751,270
6.34%, 05/04/53	445	399,971
6.40%, 05/07/54	400	362,145
6.63%, 01/29/38	215	215,827
6.75%, 02/09/56	370	348,070
6.88%, 05/13/37	285	293,639
7.38%, 05/13/55	95	97,009
		7,429,009
Panama — 0.1%
Panama Government International Bonds
3.87%, 07/23/60	645	418,202
4.30%, 04/29/53	657	480,473
4.50%, 04/16/50	605	462,578
4.50%, 04/01/56	350	258,407
4.50%, 01/19/63	425	309,054
Security	Par (000)	Value
Panama (continued)
6.40%, 02/14/35	$35	$36,261
6.70%, 01/26/36	20	21,077
6.85%, 03/28/54(b)	430	443,579
7.88%, 03/01/57	40	46,530
8.00%, 03/01/38	40	45,878
		2,522,039
Peru — 0.0%
Peruvian Government International Bonds
2.78%, 12/01/60	1,020	536,194
3.23%, 07/28/2121	335	175,586
3.30%, 03/11/41	55	41,591
3.55%, 03/10/51	975	652,556
3.60%, 01/15/72	210	129,067
5.63%, 11/18/50	435	405,433
5.88%, 08/08/54	180	171,296
6.20%, 06/30/55	60	59,410
		2,171,133
Philippines — 0.0%
Philippines Government International Bonds
3.20%, 07/06/46	15	9,985
3.70%, 03/01/41	35	27,583
3.70%, 02/02/42	25	19,370
		56,938
Poland — 0.1%
Republic of Poland Government International Bonds
4.88%, 10/04/33	500	488,325
5.13%, 09/18/34	405	398,227
5.38%, 02/12/35	305	302,872
5.38%, 04/14/36	255	250,985
5.50%, 04/04/53	485	433,325
5.50%, 03/18/54	575	513,831
5.75%, 11/16/32	180	185,564
6.13%, 04/14/56	555	535,893
		3,109,022
South Korea — 0.0%
Korea International Bonds
3.88%, 09/20/48	413	335,038
4.13%, 06/10/44	655	568,338
		903,376
Supranational — 1.8%
African Development Bank, 5.75% , (5-year CMT + 1.58%)(a)(g)	255	248,914
Council of Europe Development Bank
3.63%, 01/26/28	1,110	1,098,896
3.75%, 01/14/31	120	116,477
4.13%, 01/24/29	2,310	2,294,368
4.50%, 01/15/30	1,580	1,582,270
European Investment Bank
0.75%, 09/23/30	60	51,795
0.88%, 05/17/30	580	509,501
1.25%, 02/14/31	1,180	1,026,857
1.63%, 10/09/29	265	243,673
1.75%, 03/15/29	50	46,844
3.63%, 07/15/30	40	38,797
3.75%, 11/15/29	2,000	1,958,915
3.75%, 03/13/31	1,260	1,221,659
3.75%, 02/14/33	1,045	995,978
3.88%, 10/15/30	600	586,134
4.00%, 02/15/29	2,105	2,084,960
101
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Supranational (continued)
4.13%, 02/13/34	$2,080	$2,010,628
4.25%, 08/16/32	2,180	2,141,726
4.25%, 02/08/36	1,400	1,347,531
4.38%, 11/25/31	2,075	2,059,704
4.38%, 08/16/33	1,000	984,186
4.50%, 03/14/30	1,355	1,356,622
4.63%, 02/12/35	2,465	2,451,707
4.75%, 06/15/29	3,275	3,302,690
4.88%, 02/15/36	1,728	1,744,649
Inter-American Development Bank
0.63%, 09/16/27	1,519	1,462,285
1.13%, 07/20/28	2,363	2,226,030
1.13%, 01/13/31	2,195	1,904,291
2.25%, 06/18/29	2,095	1,976,254
3.13%, 09/18/28	1,165	1,136,918
3.20%, 08/07/42	1,710	1,334,344
3.50%, 09/14/29	855	832,516
3.50%, 04/12/33	365	341,819
3.75%, 06/14/30	125	121,883
3.88%, 10/28/41	1,025	880,904
4.13%, 01/23/36	380	361,724
4.38%, 07/16/35	485	472,199
4.38%, 01/24/44	850	763,425
4.50%, 02/15/30	125	125,169
4.50%, 09/13/33	250	247,861
International Bank for Reconstruction & Development
0.75%, 11/24/27	4,230	4,049,500
0.75%, 08/26/30	3,965	3,430,303
0.88%, 05/14/30	3,240	2,846,760
1.13%, 09/13/28	1,965	1,842,255
1.25%, 02/10/31	1,405	1,222,809
1.38%, 04/20/28	3,830	3,651,674
1.63%, 11/03/31	2,980	2,583,185
1.75%, 10/23/29	3,432	3,163,972
2.50%, 11/22/27	5,160	5,048,741
2.50%, 03/29/32	1,375	1,236,163
3.50%, 07/12/28	1,255	1,235,822
3.63%, 09/21/29	830	811,117
3.88%, 10/16/29	250	245,939
3.88%, 02/14/30	1,630	1,599,941
3.88%, 08/28/34	1,800	1,702,394
4.00%, 05/06/32	100	97,130
4.38%, 08/27/35	360	350,611
4.50%, 08/25/33	1,235	1,223,996
4.50%, 05/20/36	750	734,469
4.63%, 08/01/28	690	693,319
4.63%, 01/15/32	195	195,592
4.75%, 11/14/33	3,225	3,244,702
4.75%, 02/15/35(b)	1,654	1,658,182
International Finance Corp.
0.75%, 08/27/30	1,620	1,402,158
4.25%, 07/02/29	10	9,953
4.50%, 07/13/28	300	300,736
Nordic Investment Bank
3.38%, 09/08/27	855	846,955
3.75%, 05/09/30	200	195,009
4.25%, 02/28/29	435	433,286
4.38%, 03/14/28	135	135,020
		91,884,796
Security	Par (000)	Value
Uruguay — 0.1%
Oriental Republic of Uruguay, 5.25%, 09/10/60	$760	$668,202
Uruguay Government International Bonds
4.13%, 11/20/45	325	269,262
4.98%, 04/20/55	874	746,997
5.10%, 06/18/50	845	750,193
5.44%, 02/14/37	210	209,467
5.75%, 10/28/34	200	205,224
7.63%, 03/21/36	678	779,015
		3,628,360
Total Foreign Government Obligations — 2.9% (Cost: $155,281,308)		149,246,497
U.S. Government & Agency Obligations
Mortgage-Backed Securities — 23.6%
Federal Home Loan Mortgage Corp.
2.50%, 01/01/32	46	44,181
3.00%, 05/01/29	689	679,998
3.00%, 03/01/46	268	235,860
3.00%, 09/01/46	248	221,644
3.00%, 12/01/46	332	291,860
3.50%, 05/01/33	10	10,058
3.50%, 06/01/34	8	7,281
3.50%, 03/01/38	20	18,575
3.50%, 10/01/42	7	6,745
3.50%, 10/01/44	8	7,417
3.50%, 07/01/47	10	9,353
3.50%, 09/01/47	10	8,907
3.50%, 02/01/48	5	4,835
3.50%, 03/01/48	4	3,581
4.00%, 09/01/45	4	3,743
4.00%, 01/01/48	268	249,674
4.00%, 02/01/48	3	3,058
4.00%, 01/01/49	6	5,745
4.50%, 10/01/48	10	10,090
4.50%, 01/01/49	2	1,923
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.58%, 05/25/32	2,000	1,777,633
Series K077, Class A2, 3.85%, 05/25/28(a)	2,000	1,974,957
Series K098, Class A2, 2.43%, 08/25/29	3,000	2,817,458
Series K100, Class A2, 2.67%, 09/25/29	1,000	943,045
Series K101, Class A2, 2.52%, 10/25/29	300	281,347
Series K115, Class A2, 1.38%, 06/25/30	1,920	1,700,242
Series K117, Class A2, 1.41%, 08/25/30	1,000	882,197
Series K120, Class A2, 1.50%, 10/25/30	3,000	2,639,357
Series K128, Class A2, 2.02%, 03/25/31	1,000	892,591
Series K154, Class A2, 3.42%, 04/25/32	500	482,144
Series K739, Class A2, 1.34%, 09/25/27	865	843,765
Federal National Mortgage Association
Series 2017-M11, Class A2, 2.98%, 08/25/29	122	117,092
Series 2017-M8, Class A2, 3.06%, 05/25/27(a)	1,173	1,162,874
Series 2021-M13, Class A2, 1.65%, 04/25/31(a)	600	522,429
Series 2021-M17, Class A2, 1.71%, 07/25/31(a)	1,000	875,397
Government National Mortgage Association
1.50%, 10/20/51	191	146,301
2.00%, 07/20/50	58	46,562
2.00%, 08/20/50	2,664	2,137,856
2.00%, 09/20/50	6,392	5,128,519
2.00%, 11/20/50	1,326	1,064,136
Schedule of Investments
102

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
2.00%, 12/20/50	$1,366	$1,098,140
2.00%, 01/20/51	2,328	1,869,766
2.00%, 02/20/51	3,131	2,514,160
2.00%, 08/20/51	3,268	2,622,154
2.00%, 11/20/51	690	554,022
2.00%, 12/20/51	2,563	2,056,528
2.00%, 01/20/52	8,320	6,675,850
2.00%, 02/20/52	4,171	3,346,642
2.00%, 03/20/52	1,105	886,327
2.00%, 04/20/52	3,192	2,560,859
2.00%, 09/21/56(h)	5,025	4,026,890
2.50%, 12/20/46	83	70,665
2.50%, 06/20/50	2,999	2,512,120
2.50%, 08/20/50	248	207,318
2.50%, 09/20/50	369	307,862
2.50%, 01/20/51	938	785,855
2.50%, 02/20/51	5,533	4,628,946
2.50%, 05/20/51	662	553,599
2.50%, 07/20/51	2,218	1,855,948
2.50%, 08/20/51	6,575	5,500,689
2.50%, 11/20/51	2,349	1,965,615
2.50%, 01/20/52	1,273	1,064,901
2.50%, 02/20/52	1,726	1,443,970
2.50%, 03/20/52	6,230	5,214,007
2.50%, 04/20/52	2,526	2,113,731
2.50%, 05/20/52	1,587	1,328,067
2.50%, 07/20/52	507	424,671
2.50%, 08/20/52	1,200	1,004,124
2.50%, 09/20/52	818	684,386
2.50%, 09/21/56(h)	8,675	7,249,736
3.00%, 07/20/45	41	35,992
3.00%, 11/20/45	192	170,390
3.00%, 12/20/45	33	29,214
3.00%, 01/20/46	17	15,273
3.00%, 03/20/46	297	262,622
3.00%, 04/20/46	8	7,071
3.00%, 05/20/46	20	18,081
3.00%, 08/20/46	249	220,598
3.00%, 09/20/46	596	526,882
3.00%, 11/20/46	15	13,683
3.00%, 02/15/47	19	17,139
3.00%, 03/20/47	6	5,541
3.00%, 06/20/47	20	17,341
3.00%, 10/20/47	352	310,047
3.00%, 02/20/48	13	11,848
3.00%, 04/20/49	629	554,766
3.00%, 10/15/49	104	90,091
3.00%, 01/20/50	656	572,028
3.00%, 02/20/50	137	119,070
3.00%, 07/20/50	1,164	1,014,468
3.00%, 08/20/50	203	176,586
3.00%, 12/20/50	882	768,131
3.00%, 08/20/51	1,702	1,482,242
3.00%, 09/20/51	1,254	1,091,869
3.00%, 10/20/51	2,373	2,065,887
3.00%, 11/20/51	1,066	928,374
3.00%, 12/20/51	1,340	1,166,335
3.00%, 02/20/52	1,933	1,682,158
3.00%, 03/20/52	2,015	1,750,934
3.00%, 05/20/52	2,486	2,163,485
3.00%, 06/20/52	4,924	4,288,894
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.00%, 07/20/52	$681	$593,226
3.00%, 09/20/52	417	363,182
3.00%, 09/21/56(h)	8,063	7,006,235
3.50%, 09/20/42	25	23,041
3.50%, 12/20/42	23	20,914
3.50%, 09/20/45	1,945	1,774,044
3.50%, 11/20/46	6	5,441
3.50%, 01/20/47	6	5,228
3.50%, 06/20/47	5	4,582
3.50%, 08/20/47	87	78,767
3.50%, 09/20/47	3,463	3,123,230
3.50%, 11/20/47	22	19,852
3.50%, 02/20/48	12	10,604
3.50%, 08/20/48	21	19,264
3.50%, 01/20/49	10	8,589
3.50%, 03/20/49	953	861,127
3.50%, 09/20/49	657	590,139
3.50%, 10/20/49	460	413,304
3.50%, 12/20/49	1,526	1,370,505
3.50%, 01/20/50	426	382,268
3.50%, 03/20/50	290	260,752
3.50%, 08/20/50	141	127,283
3.50%, 01/20/51	4,813	4,323,656
3.50%, 01/20/52	1,934	1,728,140
3.50%, 02/20/52	422	377,508
3.50%, 10/20/52	1,102	986,067
3.50%, 05/20/53	1,188	1,066,766
3.50%, 09/21/56(h)	9,324	8,149,164
4.00%, 04/20/47	44	40,838
4.00%, 07/20/47	49	46,075
4.00%, 11/20/47	10	9,408
4.00%, 04/20/48	2	1,829
4.00%, 05/15/48	3	2,716
4.00%, 05/20/48	8	7,015
4.00%, 08/20/48	16	15,285
4.00%, 09/20/48	43	39,634
4.00%, 11/20/48	482	447,585
4.00%, 12/20/48	860	799,338
4.00%, 02/20/49	596	554,234
4.00%, 01/20/50	1,706	1,581,935
4.00%, 02/20/50	1,388	1,289,704
4.00%, 07/20/52	199	183,141
4.00%, 09/20/52	2,205	2,028,714
4.00%, 12/20/52	558	513,572
4.00%, 09/21/56(h)	12,856	11,605,177
4.50%, 07/20/41	660	642,535
4.50%, 06/20/48	15	14,214
4.50%, 08/20/48	2	2,350
4.50%, 09/20/48	180	172,520
4.50%, 10/20/48	89	85,183
4.50%, 12/20/48	35	33,672
4.50%, 01/20/49	133	126,701
4.50%, 03/20/49	1,011	966,449
4.50%, 06/20/49	25	23,474
4.50%, 07/20/49	10	9,675
4.50%, 08/20/49	2	2,400
4.50%, 07/20/52	704	669,467
4.50%, 08/20/52	3,128	2,974,038
4.50%, 09/20/52	666	634,437
4.50%, 04/20/53	2,669	2,525,068
4.50%, 06/20/53	1,400	1,324,025
103
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.50%, 07/20/53	$2,804	$2,650,166
4.50%, 12/20/53	2,214	2,094,373
4.50%, 10/20/54	1,554	1,463,579
4.50%, 11/20/54	1,653	1,559,086
4.50%, 09/21/56(h)	7,375	6,902,619
5.00%, 04/20/48	4	4,405
5.00%, 05/20/48	2	1,978
5.00%, 11/20/48	1	1,460
5.00%, 12/20/48	3	3,144
5.00%, 01/20/49	16	15,839
5.00%, 06/20/49	220	216,606
5.00%, 07/20/52	172	167,743
5.00%, 09/20/52	1,260	1,229,034
5.00%, 11/20/52	596	584,540
5.00%, 01/20/53	369	360,311
5.00%, 02/20/53	613	600,504
5.00%, 04/20/53	1,853	1,809,742
5.00%, 07/20/53	3,232	3,154,615
5.00%, 11/20/53	1,386	1,353,396
5.00%, 06/20/54	1,309	1,275,027
5.00%, 09/20/54	473	461,029
5.00%, 11/20/54	9,065	8,829,527
5.00%, 12/20/54	4,873	4,737,974
5.00%, 11/20/55	1,330	1,290,186
5.00%, 12/20/55	406	393,706
5.00%, 02/20/56	534	517,601
5.00%, 04/20/56	6,030	5,844,010
5.00%, 05/20/56	1,319	1,277,922
5.00%, 09/21/56(h)	12,227	11,837,646
5.50%, 12/20/52	1,682	1,686,728
5.50%, 01/20/53	70	69,776
5.50%, 02/20/53	775	776,947
5.50%, 03/20/53	1,493	1,494,786
5.50%, 04/20/53	1,979	1,981,475
5.50%, 05/20/53	444	445,216
5.50%, 06/20/53	382	382,752
5.50%, 07/20/53	1,245	1,248,032
5.50%, 09/20/53	1,228	1,230,324
5.50%, 04/20/54	1,488	1,487,465
5.50%, 06/20/54	220	219,500
5.50%, 07/20/54	2,167	2,164,728
5.50%, 08/20/54	3,428	3,422,089
5.50%, 09/20/54	186	186,046
5.50%, 10/20/54	3,763	3,750,080
5.50%, 11/20/54	2,057	2,050,025
5.50%, 11/20/55	5,347	5,315,216
5.50%, 09/21/56(h)	11,000	10,921,783
6.00%, 09/20/53	749	764,205
6.00%, 10/20/53	1,159	1,182,498
6.00%, 06/20/54	672	683,655
6.00%, 07/20/54	1,162	1,181,384
6.00%, 08/20/54	2,291	2,329,418
6.00%, 09/20/54	2,411	2,451,517
6.00%, 02/20/56	517	525,016
6.00%, 04/20/56	1,586	1,609,350
6.00%, 05/20/56	1,616	1,640,002
6.00%, 09/21/56(h)	6,650	6,742,198
6.50%, 10/20/53	1,488	1,541,430
6.50%, 06/20/54	604	624,197
6.50%, 07/20/54	1,337	1,382,047
6.50%, 09/15/54(h)	1,525	1,571,636
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
6.50%, 01/20/55	$619	$639,509
6.50%, 07/20/55	578	595,188
Uniform Mortgage-Backed Securities
1.50%, 03/01/36	328	290,705
1.50%, 10/01/36	278	246,043
1.50%, 11/01/36	182	161,702
1.50%, 02/01/37	1,864	1,647,924
1.50%, 03/01/37	2,650	2,341,359
1.50%, 04/01/37	443	391,551
1.50%, 08/01/37	250	220,640
1.50%, 09/17/41(h)	4,631	4,094,360
1.50%, 11/01/50	370	277,375
1.50%, 02/01/51	2,800	2,094,671
1.50%, 04/01/51	989	740,667
1.50%, 05/01/51	1,882	1,409,803
1.50%, 07/01/51	3,819	2,860,806
1.50%, 11/01/51	1,295	968,982
1.50%, 04/01/52	390	292,342
2.00%, 12/01/35	1,079	978,237
2.00%, 02/01/36	3,005	2,727,807
2.00%, 03/01/36	840	760,443
2.00%, 05/01/36	1,543	1,399,238
2.00%, 06/01/36	944	855,726
2.00%, 08/01/36	805	731,276
2.00%, 09/01/36	1,396	1,262,743
2.00%, 10/01/36	391	354,327
2.00%, 11/01/36	820	744,275
2.00%, 12/01/36	1,101	998,346
2.00%, 01/01/37	2,508	2,273,201
2.00%, 02/01/37	4,187	3,785,360
2.00%, 03/01/37	2,038	1,842,303
2.00%, 04/01/37	5,775	5,219,671
2.00%, 05/01/37	2,249	2,032,390
2.00%, 06/01/37	1,669	1,508,489
2.00%, 07/01/38	1,347	1,218,004
2.00%, 09/17/41(h)	21,061	19,017,634
2.00%, 06/01/50	2,644	2,094,836
2.00%, 07/01/50	1,055	835,274
2.00%, 08/01/50	604	482,494
2.00%, 09/01/50	3,143	2,489,182
2.00%, 10/01/50	2,210	1,749,496
2.00%, 11/01/50	4,742	3,747,886
2.00%, 12/01/50	6,604	5,264,967
2.00%, 01/01/51	2,999	2,376,506
2.00%, 02/01/51	2,343	1,851,138
2.00%, 03/01/51	3,705	2,933,542
2.00%, 04/01/51	10,551	8,332,011
2.00%, 05/01/51	10,287	8,125,734
2.00%, 06/01/51	3,290	2,605,596
2.00%, 07/01/51	3,841	3,031,125
2.00%, 08/01/51	4,686	3,691,277
2.00%, 09/01/51	1,502	1,182,473
2.00%, 10/01/51	11,755	9,305,306
2.00%, 11/01/51	13,293	10,487,193
2.00%, 12/01/51	5,466	4,314,759
2.00%, 01/01/52	7,499	5,911,709
2.00%, 02/01/52	14,835	11,657,219
2.00%, 03/01/52(i)	24,550	19,300,527
2.00%, 04/01/52	4,528	3,558,978
2.00%, 05/01/52	19,458	15,303,225
2.00%, 07/01/52	1,189	934,944
Schedule of Investments
104

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
2.00%, 10/01/52	$5,205	$4,088,615
2.00%, 09/14/56(h)	42,100	32,829,942
2.50%, 01/01/32	36	34,488
2.50%, 04/01/32	159	152,486
2.50%, 06/01/32	66	63,072
2.50%, 01/01/33	23	22,263
2.50%, 11/01/34	237	221,568
2.50%, 07/01/35	328	303,964
2.50%, 10/01/35	1,400	1,296,491
2.50%, 03/01/36	583	539,664
2.50%, 05/01/36	1,204	1,111,644
2.50%, 06/01/36	305	281,336
2.50%, 07/01/36	1,186	1,094,727
2.50%, 08/01/36	1,447	1,334,119
2.50%, 03/01/37	687	632,751
2.50%, 04/01/37	1,575	1,451,489
2.50%, 05/01/37	1,465	1,348,864
2.50%, 06/01/37	610	561,396
2.50%, 09/17/41(h)	8,188	7,535,401
2.50%, 04/01/47	10	8,691
2.50%, 05/01/50	1,859	1,540,300
2.50%, 06/01/50	71	58,473
2.50%, 07/01/50	176	147,420
2.50%, 08/01/50	194	162,061
2.50%, 09/01/50	1,219	1,015,331
2.50%, 10/01/50	466	387,057
2.50%, 11/01/50	5,879	4,894,334
2.50%, 12/01/50	5,448	4,460,957
2.50%, 01/01/51	836	688,850
2.50%, 02/01/51	1,332	1,100,157
2.50%, 03/01/51	1,527	1,264,594
2.50%, 04/01/51	249	203,639
2.50%, 07/01/51	3,898	3,212,092
2.50%, 08/01/51	7,321	6,064,871
2.50%, 09/01/51	10,617	8,746,615
2.50%, 10/01/51	11,710	9,688,059
2.50%, 11/01/51	4,972	4,099,306
2.50%, 12/01/51	15,262	12,578,845
2.50%, 01/01/52	14,425	11,888,888
2.50%, 02/01/52	12,754	10,482,828
2.50%, 03/01/52	5,669	4,664,972
2.50%, 04/01/52	8,232	6,756,346
2.50%, 05/01/52	1,702	1,399,935
2.50%, 07/01/52	3,587	2,950,143
2.50%, 01/01/54	966	793,767
2.50%, 09/14/56(h)	25,075	20,449,871
3.00%, 03/01/30	262	257,858
3.00%, 01/01/31	16	15,717
3.00%, 08/01/32	41	39,152
3.00%, 10/01/33	17	16,398
3.00%, 07/01/34	4	3,894
3.00%, 09/01/34	30	28,096
3.00%, 11/01/34	15	14,485
3.00%, 12/01/34	37	34,699
3.00%, 03/01/35	113	106,940
3.00%, 07/01/35	90	85,222
3.00%, 10/01/35	307	290,425
3.00%, 04/01/37	889	829,395
3.00%, 07/01/37	515	481,756
3.00%, 11/01/38	4,015	3,747,655
3.00%, 09/17/41(h)	3,893	3,624,609
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.00%, 07/01/46	$325	$287,034
3.00%, 11/01/46	676	593,588
3.00%, 12/01/46	325	285,142
3.00%, 12/01/47	146	127,742
3.00%, 01/01/48	50	43,879
3.00%, 03/01/48	910	796,246
3.00%, 11/01/48	98	85,394
3.00%, 02/01/49	3,285	2,899,617
3.00%, 09/01/49	8	6,638
3.00%, 11/01/49	6	5,268
3.00%, 12/01/49	74	63,336
3.00%, 02/01/50	1,370	1,184,254
3.00%, 03/01/50	119	102,824
3.00%, 04/01/50	54	46,587
3.00%, 06/01/50	2,869	2,458,574
3.00%, 07/01/50	3,890	3,385,106
3.00%, 08/01/50	1,439	1,251,164
3.00%, 09/01/50	447	385,398
3.00%, 10/01/50	3,334	2,857,130
3.00%, 11/01/50	751	647,191
3.00%, 12/01/50	366	314,995
3.00%, 01/01/51	947	819,898
3.00%, 04/01/51	6,097	5,208,708
3.00%, 05/01/51	2,575	2,225,108
3.00%, 06/01/51	8,314	7,149,162
3.00%, 07/01/51	3,760	3,239,242
3.00%, 08/01/51	739	641,495
3.00%, 11/01/51	427	365,932
3.00%, 01/01/52	2,975	2,540,727
3.00%, 02/01/52	1,856	1,601,787
3.00%, 03/01/52	5,941	5,105,637
3.00%, 04/01/52	7,576	6,522,139
3.00%, 05/01/52	3,479	2,987,021
3.00%, 07/01/52	2,117	1,810,711
3.00%, 09/14/56(h)	12,600	10,735,975
3.50%, 06/01/33	11	10,206
3.50%, 11/01/33	8	8,179
3.50%, 02/01/34	208	201,884
3.50%, 07/01/34	2	2,318
3.50%, 08/01/34	6	6,162
3.50%, 01/01/35	9	8,728
3.50%, 11/01/38	4,028	3,794,727
3.50%, 09/17/41(h)	1,072	1,006,283
3.50%, 09/01/42	1,851	1,709,178
3.50%, 07/01/45	3,213	2,920,762
3.50%, 08/01/45	32	29,217
3.50%, 01/01/46	72	66,637
3.50%, 09/01/46	295	268,289
3.50%, 01/01/47	43	39,107
3.50%, 07/01/47	1,411	1,296,768
3.50%, 08/01/47	9	8,353
3.50%, 10/01/47	848	766,127
3.50%, 11/01/47	209	188,433
3.50%, 01/01/48	1,571	1,419,170
3.50%, 02/01/48	635	573,522
3.50%, 04/01/48	49	44,453
3.50%, 07/01/48	132	119,921
3.50%, 11/01/48	8	7,135
3.50%, 01/01/49	87	78,317
3.50%, 02/01/49	217	197,229
3.50%, 03/01/49	625	564,176
105
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.50%, 06/01/49	$2,060	$1,858,504
3.50%, 08/01/49	775	700,327
3.50%, 09/01/49	1,691	1,517,730
3.50%, 04/01/50	123	110,591
3.50%, 05/01/50	4,127	3,703,896
3.50%, 06/01/50	238	213,222
3.50%, 07/01/50	363	325,419
3.50%, 02/01/51	3,460	3,105,641
3.50%, 10/01/51	647	583,624
3.50%, 04/01/52	3,917	3,496,092
3.50%, 05/01/52	9,773	8,709,792
3.50%, 06/01/52	4,512	4,043,192
3.50%, 07/01/52	1,590	1,414,502
3.50%, 09/14/56(h)	12,203	10,818,245
4.00%, 07/01/33	6	6,327
4.00%, 08/01/37	148	143,077
4.00%, 09/01/37	194	187,145
4.00%, 11/01/37	281	271,317
4.00%, 02/01/38	145	140,066
4.00%, 05/01/38	126	121,563
4.00%, 11/01/38	82	78,961
4.00%, 09/15/39(h)	7,550	7,220,478
4.00%, 11/01/39	1,181	1,135,412
4.00%, 12/01/39	2,710	2,606,322
4.00%, 08/01/40	138	132,367
4.00%, 01/01/46	196	184,312
4.00%, 10/01/46	6	5,270
4.00%, 07/01/47	1,321	1,228,926
4.00%, 08/01/47	252	236,814
4.00%, 09/01/47	303	281,395
4.00%, 05/01/48	1,770	1,643,323
4.00%, 09/01/48	1,979	1,837,809
4.00%, 10/01/48	4	3,605
4.00%, 12/01/48	2	1,863
4.00%, 01/01/49	1,066	990,099
4.00%, 03/01/49	1,220	1,133,474
4.00%, 05/01/49	12	10,743
4.00%, 06/01/49	12	10,991
4.00%, 07/01/49	1,623	1,507,537
4.00%, 11/01/49	221	203,604
4.00%, 12/01/49	7	6,343
4.00%, 01/01/50	66	61,726
4.00%, 04/01/50	1,469	1,363,256
4.00%, 05/01/50	852	786,736
4.00%, 05/01/51	210	194,950
4.00%, 04/01/52	492	451,533
4.00%, 05/01/52	1,164	1,068,837
4.00%, 06/01/52	1,313	1,205,561
4.00%, 07/01/52	2,859	2,628,714
4.00%, 08/01/52	3,091	2,838,122
4.00%, 09/01/52	460	422,153
4.00%, 10/01/52	564	520,762
4.00%, 12/01/52	4,093	3,757,096
4.00%, 02/01/53	3,304	3,061,191
4.00%, 06/01/54	1,555	1,422,814
4.00%, 09/14/56(h)	14,375	13,114,941
4.50%, 09/15/39(h)	25	24,396
4.50%, 10/01/40	247	241,460
4.50%, 02/01/41	237	230,999
4.50%, 03/01/41	239	233,343
4.50%, 10/01/47	7	6,765
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.50%, 08/01/48	$17	$15,935
4.50%, 10/01/48	309	297,350
4.50%, 11/01/48	14	12,923
4.50%, 12/01/48	16	15,590
4.50%, 01/01/49	49	47,273
4.50%, 02/01/49	65	62,312
4.50%, 04/01/49	121	116,358
4.50%, 05/01/49	8	7,722
4.50%, 09/01/50	966	926,353
4.50%, 05/01/52	332	316,016
4.50%, 06/01/52	7,147	6,773,134
4.50%, 07/01/52	176	166,714
4.50%, 08/01/52	1,429	1,355,258
4.50%, 09/01/52	3,162	3,001,428
4.50%, 10/01/52	7,067	6,695,815
4.50%, 11/01/52	880	834,086
4.50%, 12/01/52	3,497	3,324,074
4.50%, 08/01/53	815	771,536
4.50%, 03/01/55	3,069	2,883,315
4.50%, 04/01/55	1,695	1,592,359
4.50%, 01/01/56	1,374	1,290,307
4.50%, 06/01/56	1,439	1,350,844
4.50%, 09/14/56(h)	15,120	14,187,685
5.00%, 06/01/48	94	92,628
5.00%, 04/01/49	8	7,988
5.00%, 12/01/49	265	261,802
5.00%, 08/01/52	314	305,696
5.00%, 09/01/52	660	643,776
5.00%, 10/01/52	668	652,207
5.00%, 11/01/52	1,579	1,539,973
5.00%, 12/01/52	899	877,031
5.00%, 01/01/53	6,267	6,105,919
5.00%, 02/01/53	125	121,666
5.00%, 03/01/53	454	443,805
5.00%, 04/01/53	1,729	1,682,110
5.00%, 05/01/53	509	495,246
5.00%, 06/01/53	1,199	1,169,468
5.00%, 08/01/53	5,456	5,307,113
5.00%, 02/01/54	1,867	1,815,888
5.00%, 10/01/54	3,878	3,756,703
5.00%, 11/01/54	5,098	4,938,279
5.00%, 12/01/54	1,192	1,155,108
5.00%, 01/01/55	3,126	3,028,850
5.00%, 11/01/55	1,685	1,634,511
5.00%, 12/01/55	3,912	3,787,888
5.00%, 01/01/56	2,184	2,114,999
5.00%, 03/01/56	10,010	9,704,750
5.00%, 04/01/56	8,166	7,903,352
5.00%, 05/01/56	7,505	7,269,763
5.00%, 07/01/56	5,604	5,429,386
5.00%, 08/01/56	441	428,612
5.00%, 09/14/56(h)	11,275	10,875,318
5.50%, 09/01/52	348	349,715
5.50%, 11/01/52	1,082	1,083,006
5.50%, 12/01/52	1,825	1,827,676
5.50%, 01/01/53	2,643	2,648,041
5.50%, 02/01/53	2,720	2,717,288
5.50%, 03/01/53	2,633	2,630,488
5.50%, 04/01/53	4,861	4,858,030
5.50%, 05/01/53	5,698	5,679,460
5.50%, 06/01/53	442	443,102
Schedule of Investments
106

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
5.50%, 07/01/53	$1,541	$1,541,389
5.50%, 08/01/53	1,634	1,627,507
5.50%, 09/01/53	2,831	2,821,835
5.50%, 03/01/54	3,446	3,427,014
5.50%, 04/01/54	846	843,207
5.50%, 05/01/54	1,723	1,715,529
5.50%, 06/01/54	1,263	1,256,125
5.50%, 08/01/54	2,070	2,061,324
5.50%, 10/01/54	5,534	5,500,378
5.50%, 11/01/54	3,602	3,597,682
5.50%, 03/01/55	744	741,074
5.50%, 04/01/55	1,594	1,584,524
5.50%, 05/01/55	529	524,903
5.50%, 07/01/55	783	777,061
5.50%, 08/01/55	2,828	2,811,566
5.50%, 09/01/55	11,581	11,508,875
5.50%, 10/01/55	1,644	1,638,635
5.50%, 11/01/55	6,044	6,014,935
5.50%, 12/01/55	1,327	1,321,992
5.50%, 01/01/56	851	846,454
5.50%, 02/01/56	1,155	1,149,779
5.50%, 03/01/56	2,453	2,435,745
5.50%, 05/01/56	127	126,443
5.50%, 06/01/56	5,229	5,201,750
5.50%, 07/01/56	1,972	1,965,820
5.50%, 08/01/56	1,045	1,037,608
5.50%, 09/14/56(h)	11,451	11,333,201
6.00%, 12/01/52	112	113,976
6.00%, 01/01/53	357	366,454
6.00%, 02/01/53	706	718,061
6.00%, 05/01/53	1,329	1,357,841
6.00%, 06/01/53	193	196,990
6.00%, 07/01/53	765	776,736
6.00%, 08/01/53	4,862	4,973,619
6.00%, 09/01/53	2,739	2,788,743
6.00%, 11/01/53	2,199	2,234,021
6.00%, 12/01/53	638	650,808
6.00%, 01/01/54	1,231	1,250,702
6.00%, 02/01/54	285	291,036
6.00%, 03/01/54	486	493,613
6.00%, 04/01/54	1,385	1,410,083
6.00%, 05/01/54	4,273	4,351,880
6.00%, 07/01/54	507	517,692
6.00%, 08/01/54	4,096	4,168,050
6.00%, 09/01/54	4,089	4,173,682
6.00%, 10/01/54	1,845	1,873,316
6.00%, 11/01/54	2,528	2,580,818
6.00%, 02/01/55	1,061	1,079,820
6.00%, 03/01/55	3,079	3,127,890
6.00%, 04/01/55	3,121	3,161,379
6.00%, 05/01/55	1,163	1,181,521
6.00%, 06/01/55	1,378	1,401,159
6.00%, 07/01/55	3,138	3,188,002
6.00%, 08/01/55	2,094	2,120,607
6.00%, 09/01/55	7,722	7,825,696
6.00%, 10/01/55	185	189,347
6.00%, 12/01/55	701	713,984
6.00%, 02/01/56	263	268,786
6.00%, 03/01/56	5,076	5,178,309
6.00%, 05/01/56	5,912	6,025,578
6.00%, 08/01/56	898	914,524
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
6.00%, 09/14/56(h)	$6,141	$6,207,738
6.50%, 10/01/53	2,742	2,851,266
6.50%, 11/01/53	1,692	1,753,474
6.50%, 12/01/53	2,855	2,967,889
6.50%, 01/01/54	2,519	2,621,789
6.50%, 02/01/54	781	812,850
6.50%, 03/01/54	1,360	1,413,281
6.50%, 04/01/54	533	554,615
6.50%, 07/01/54	560	581,540
6.50%, 08/01/54	2,307	2,386,475
6.50%, 09/01/54	1,089	1,129,382
6.50%, 01/01/55	1,505	1,556,929
6.50%, 02/01/55	1,537	1,594,608
6.50%, 04/01/55	948	979,440
6.50%, 07/01/55	1,907	1,972,149
6.50%, 08/01/55	914	949,208
6.50%, 09/01/55	557	577,043
6.50%, 09/14/56(h)	1,628	1,677,489
		1,197,645,546
U.S. Government Agency Obligations — 0.1%
Federal National Mortgage Association
5.63%, 07/15/37	2,142	2,270,569
6.21%, 08/06/38	110	122,259
6.63%, 11/15/30	440	475,025
7.13%, 01/15/30	750	811,464
		3,679,317
U.S. Government Obligations — 45.2%
U.S. Treasury Bonds
1.13%, 05/15/40	7,410	4,561,781
1.13%, 08/15/40	10,130	6,168,220
1.25%, 05/15/50	7,410	3,361,130
1.38%, 11/15/40	7,971	5,005,539
1.38%, 08/15/50	7,620	3,557,588
1.63%, 11/15/50	7,649	3,808,963
1.75%, 08/15/41	14,433	9,383,705
1.88%, 02/15/41	14,019	9,443,111
1.88%, 02/15/51	10,760	5,697,756
1.88%, 11/15/51	13,576	7,101,945
2.00%, 11/15/41	12,759	8,566,472
2.00%, 02/15/50	4,450	2,476,703
2.00%, 08/15/51	15,108	8,193,729
2.25%, 05/15/41	13,118	9,280,985
2.25%, 08/15/46	6,855	4,292,944
2.25%, 08/15/49	3,400	2,020,875
2.25%, 02/15/52	13,061	7,489,667
2.38%, 02/15/42	10,064	7,107,841
2.38%, 11/15/49	3,690	2,247,441
2.38%, 05/15/51	13,438	8,016,607
2.50%, 02/15/45	2,250	1,518,398
2.50%, 02/15/46	6,050	4,010,961
2.50%, 05/15/46	4,950	3,268,547
2.75%, 08/15/42	1,475	1,090,348
2.75%, 11/15/42	3,425	2,517,910
2.75%, 08/15/47	4,300	2,918,625
2.75%, 11/15/47	5,500	3,721,094
2.88%, 05/15/43	1,600	1,187,250
2.88%, 08/15/45	3,395	2,423,712
2.88%, 11/15/46	3,800	2,666,531
2.88%, 05/15/49	1,435	976,024
2.88%, 05/15/52	11,942	7,883,586
107
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
U.S. Government Obligations (continued)
3.00%, 05/15/42	$170	$130,953
3.00%, 11/15/44	1,600	1,179,750
3.00%, 05/15/45	1,665	1,218,572
3.00%, 11/15/45	4,316	3,137,193
3.00%, 02/15/47	4,475	3,200,324
3.00%, 05/15/47	3,900	2,781,188
3.00%, 02/15/48	11,765	8,310,870
3.00%, 08/15/48	3,855	2,707,535
3.00%, 02/15/49	2,225	1,554,371
3.00%, 08/15/52	11,474	7,759,293
3.13%, 11/15/41	825	653,684
3.13%, 02/15/42	1,000	787,813
3.13%, 02/15/43	2,500	1,933,203
3.13%, 08/15/44	1,600	1,208,000
3.13%, 05/15/48	10,450	7,532,164
3.25%, 05/15/42	8,268	6,592,917
3.38%, 08/15/42	8,096	6,537,520
3.38%, 05/15/44	1,020	802,931
3.38%, 11/15/48	8,400	6,300,000
3.50%, 02/15/39	1,350	1,181,672
3.63%, 08/15/43	1,225	1,008,520
3.63%, 02/15/44	720	589,388
3.63%, 02/15/53	12,593	9,615,936
3.63%, 05/15/53	11,376	8,677,755
3.75%, 11/15/43	300	250,641
3.88%, 08/15/40	300	266,438
3.88%, 02/15/43	7,715	6,610,791
3.88%, 05/15/43	8,006	6,838,875
4.00%, 11/15/42	8,369	7,309,798
4.00%, 11/15/52	11,627	9,506,889
4.13%, 08/15/44	9,015	7,866,996
4.13%, 08/15/53	9,163	7,646,810
4.25%, 05/15/39	1,200	1,128,000
4.25%, 11/15/40	250	230,781
4.25%, 02/15/54	12,286	10,466,136
4.25%, 08/15/54	12,502	10,648,188
4.38%, 02/15/38	2,400	2,322,000
4.38%, 11/15/39	150	141,773
4.38%, 05/15/40	250	235,234
4.38%, 05/15/41	500	465,234
4.38%, 08/15/43	7,067	6,424,345
4.50%, 02/15/36	900	890,016
4.50%, 05/15/38	6,052	5,898,809
4.50%, 08/15/39	2,000	1,920,000
4.50%, 02/15/44	7,465	6,866,634
4.50%, 11/15/54	9,864	8,762,006
4.63%, 02/15/40	250	241,953
4.63%, 05/15/44	8,791	8,201,728
4.63%, 11/15/44	6,714	6,245,069
4.63%, 11/15/45	6,898	6,386,039
4.63%, 02/15/46	7,864	7,275,429
4.63%, 05/15/54	10,223	9,270,983
4.63%, 02/15/55	9,982	9,050,867
4.63%, 11/15/55	10,004	9,072,378
4.75%, 02/15/37	500	501,563
4.75%, 11/15/43	7,211	6,853,830
4.75%, 02/15/45	6,725	6,347,770
4.75%, 11/15/53	12,719	11,761,100
4.75%, 05/15/55	11,119	10,288,550
4.75%, 08/15/55	10,390	9,613,997
4.75%, 02/15/56	10,163	9,411,891
Security	Par (000)	Value
U.S. Government Obligations (continued)
4.88%, 08/15/45	$6,797	$6,504,941
5.00%, 05/15/37	2,400	2,457,375
5.00%, 05/15/45	6,983	6,793,150
5.00%, 05/15/46	7,034	6,827,376
5.00%, 05/15/56	12,361	11,916,777
5.13%, 08/15/46	2,100	2,071,125
5.13%, 08/15/56	1,697	1,668,098
5.38%, 02/15/31	1,000	1,034,922
6.13%, 08/15/29	1,000	1,045,781
6.25%, 05/15/30	100	105,953
U.S. Treasury Notes
0.38%, 09/30/27	5,400	5,181,469
0.50%, 10/31/27	9,250	8,858,320
0.63%, 11/30/27	7,450	7,122,607
0.63%, 12/31/27	10,300	9,814,773
0.63%, 05/15/30	2,600	2,263,422
0.63%, 08/15/30	7,300	6,293,969
0.75%, 01/31/28	7,849	7,469,734
0.88%, 11/15/30	14,652	12,648,797
1.00%, 07/31/28	9,038	8,487,953
1.13%, 02/29/28	6,958	6,639,726
1.13%, 08/31/28	14,200	13,333,578
1.13%, 02/15/31	14,700	12,739,617
1.25%, 03/31/28	7,100	6,770,238
1.25%, 04/30/28	11,869	11,287,605
1.25%, 05/31/28	7,902	7,496,096
1.25%, 06/30/28	7,770	7,352,059
1.25%, 09/30/28	12,200	11,453,703
1.25%, 08/15/31	16,556	14,181,249
1.38%, 10/31/28	8,331	7,822,028
1.38%, 12/31/28	8,962	8,372,468
1.38%, 11/15/31	17,668	15,107,520
1.50%, 11/30/28	7,615	7,152,151
1.50%, 02/15/30	4,200	3,809,203
1.63%, 05/15/31	14,018	12,329,269
1.75%, 01/31/29	7,200	6,769,688
1.88%, 02/28/29	6,212	5,847,530
1.88%, 02/15/32	14,517	12,663,814
2.25%, 11/15/27	5,070	4,949,984
2.38%, 03/31/29	6,200	5,897,750
2.38%, 05/15/29	6,090	5,779,315
2.63%, 02/15/29	5,215	5,002,733
2.63%, 07/31/29	7,438	7,080,046
2.75%, 02/15/28	4,225	4,133,073
2.75%, 05/31/29	4,700	4,501,719
2.75%, 08/15/32	12,855	11,650,848
2.88%, 05/15/28	7,058	6,890,533
2.88%, 08/15/28	6,900	6,711,059
2.88%, 04/30/29	5,440	5,234,300
2.88%, 05/15/32	18,797	17,225,688
3.13%, 11/15/28	275	267,889
3.13%, 08/31/29	6,900	6,654,188
3.25%, 06/30/29	5,500	5,332,852
3.38%, 09/15/27	5,740	5,691,793
3.38%, 11/30/27	8,747	8,650,988
3.38%, 12/31/27	10,675	10,548,651
3.38%, 02/29/28	13,286	13,109,026
3.38%, 09/15/28	9,670	9,487,177
3.38%, 05/15/33	13,850	12,877,254
3.50%, 09/30/27	8,206	8,142,211
3.50%, 10/31/27	10,329	10,238,621
Schedule of Investments
108

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
U.S. Government Obligations (continued)
3.50%, 01/31/28	$16,830	$16,645,922
3.50%, 04/30/28	6,791	6,701,338
3.50%, 10/15/28	11,234	11,040,038
3.50%, 11/15/28	7,717	7,577,732
3.50%, 12/15/28	11,180	10,970,375
3.50%, 01/15/29	11,363	11,140,179
3.50%, 02/15/29	11,600	11,363,469
3.50%, 03/15/29	9,035	8,846,536
3.50%, 09/30/29	10,057	9,793,789
3.50%, 01/31/30	8,400	8,151,281
3.50%, 04/30/30	9,000	8,713,828
3.50%, 11/30/30	10,305	9,917,757
3.50%, 02/28/31	11,748	11,285,422
3.50%, 02/15/33	13,501	12,684,611
3.63%, 03/31/28	8,500	8,410,352
3.63%, 05/31/28	9,000	8,893,125
3.63%, 08/15/28	15,824	15,612,601
3.63%, 08/31/29	10,748	10,512,887
3.63%, 03/31/30	5,180	5,039,978
3.63%, 08/31/30	9,247	8,964,533
3.63%, 09/30/30	10,518	10,191,778
3.63%, 10/31/30	9,323	9,025,829
3.63%, 12/31/30	9,614	9,293,283
3.63%, 09/30/31	6,668	6,402,322
3.75%, 04/15/28	11,180	11,079,118
3.75%, 04/30/28	10,799	10,700,290
3.75%, 05/15/28	17,385	17,219,299
3.75%, 12/31/28	12,142	11,975,047
3.75%, 05/31/30	10,000	9,758,594
3.75%, 06/30/30	6,000	5,851,406
3.75%, 12/31/30	4,806	4,668,578
3.75%, 01/31/31	9,818	9,532,664
3.75%, 08/31/31	9,079	8,773,293
3.75%, 10/31/32	9,646	9,223,987
3.75%, 11/30/32	10,338	9,878,444
3.75%, 02/28/33	7,153	6,821,615
3.88%, 10/15/27	6,457	6,429,760
3.88%, 11/30/27	867	862,665
3.88%, 12/31/27	9,505	9,453,020
3.88%, 03/15/28	6,282	6,241,511
3.88%, 03/31/28	14,063	13,969,064
3.88%, 06/15/28	12,174	12,077,940
3.88%, 07/15/28	9,230	9,153,204
3.88%, 04/15/29	9,211	9,094,423
3.88%, 05/15/29	13,934	13,753,293
3.88%, 09/30/29	14,212	13,993,269
3.88%, 11/30/29	3,800	3,736,766
3.88%, 12/31/29	8,000	7,861,875
3.88%, 04/30/30	14,900	14,615,969
3.88%, 06/30/30	20,257	19,847,112
3.88%, 07/31/30	13,302	13,025,568
3.88%, 03/31/31	11,949	11,650,275
3.88%, 04/30/31	21,560	21,010,894
3.88%, 08/31/32	4,277	4,124,966
3.88%, 09/30/32	11,144	10,740,030
3.88%, 12/31/32	12,288	11,816,640
3.88%, 08/15/33	15,595	14,912,719
3.88%, 08/15/34	18,796	17,812,147
4.00%, 12/15/27	12,444	12,399,279
4.00%, 02/29/28	8,000	7,964,062
4.00%, 05/31/28	10,257	10,200,506
Security	Par (000)	Value
U.S. Government Obligations (continued)
4.00%, 06/30/28	$10,146	$10,086,947
4.00%, 01/31/29	8,481	8,407,454
4.00%, 07/31/29	11,240	11,116,184
4.00%, 10/31/29	11,057	10,920,515
4.00%, 02/28/30	15,400	15,184,641
4.00%, 03/31/30	13,947	13,744,333
4.00%, 05/31/30	9,405	9,259,516
4.00%, 07/31/30	4,349	4,277,649
4.00%, 01/31/31	9,424	9,242,146
4.00%, 04/30/32	5,944	5,785,648
4.00%, 06/30/32	6,720	6,533,100
4.00%, 07/31/32	8,195	7,960,674
4.00%, 01/31/33	7,737	7,487,361
4.00%, 02/15/34	22,859	21,939,283
4.00%, 11/15/35	18,978	17,963,863
4.13%, 09/30/27	5,371	5,364,076
4.13%, 10/31/27	4,800	4,791,750
4.13%, 11/15/27	5,887	5,876,192
4.13%, 06/30/28	12,382	12,336,535
4.13%, 07/31/28	11,582	11,536,758
4.13%, 03/31/29	8,996	8,939,775
4.13%, 06/15/29	10,500	10,425,352
4.13%, 07/15/29	7,461	7,405,625
4.13%, 10/31/29	17,861	17,704,716
4.13%, 11/30/29	9,928	9,838,027
4.13%, 08/31/30	6,200	6,122,984
4.13%, 03/31/31	6,094	6,003,066
4.13%, 05/31/31	15,885	15,639,279
4.13%, 06/30/31	9,606	9,454,405
4.13%, 07/31/31	10,676	10,498,345
4.13%, 10/31/31	9,000	8,839,688
4.13%, 11/30/31	9,241	9,071,341
4.13%, 02/29/32	9,329	9,146,793
4.13%, 03/31/32	6,992	6,852,160
4.13%, 05/31/32	9,330	9,133,195
4.13%, 11/15/32	16,434	16,039,841
4.13%, 04/30/33	5,537	5,388,193
4.13%, 02/15/36	18,851	17,987,978
4.25%, 01/15/28	6,854	6,848,913
4.25%, 02/15/28	13,356	13,344,522
4.25%, 07/31/28	14,810	14,785,124
4.25%, 02/28/29	10,311	10,282,000
4.25%, 06/30/29	9,745	9,706,172
4.25%, 08/15/29	7,886	7,853,347
4.25%, 01/31/30	17,948	17,841,434
4.25%, 02/28/31	5,200	5,150,844
4.25%, 06/30/31	10,997	10,878,439
4.25%, 03/31/33	5,551	5,444,750
4.25%, 05/31/33	8,100	7,936,734
4.25%, 06/30/33	5,803	5,683,767
4.25%, 11/15/34	19,200	18,639,000
4.25%, 05/15/35	19,018	18,408,830
4.25%, 08/15/35	19,312	18,663,237
4.38%, 08/31/28	11,011	11,017,882
4.38%, 11/30/28	7,600	7,601,188
4.38%, 12/31/29	9,499	9,483,416
4.38%, 11/30/30	6,000	5,976,563
4.38%, 07/31/31	15,431	15,350,228
4.38%, 01/31/32	7,320	7,265,672
4.38%, 07/31/33	5,528	5,452,422
4.38%, 05/15/34	18,954	18,616,382
109
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
U.S. Government Obligations (continued)
4.38%, 05/15/36	$18,616	$18,092,425
4.50%, 05/31/29	11,980	12,010,886
4.50%, 12/31/31	6,546	6,538,840
4.50%, 11/15/33	16,210	16,084,626
4.63%, 09/30/28	10,937	10,994,248
4.63%, 04/30/29	9,934	9,991,431
4.63%, 09/30/30	6,255	6,291,650
4.63%, 04/30/31	5,212	5,240,503
4.63%, 05/31/31	5,000	5,026,563
4.63%, 02/15/35	19,112	19,025,399
4.63%, 08/15/36	6,240	6,180,525
4.88%, 10/31/28	7,992	8,075,666
4.88%, 10/31/30	5,000	5,076,172
		2,300,912,308
Total U.S. Government & Agency Obligations — 68.9% (Cost: $3,714,766,060)		3,502,237,171
Total Long-Term Investments — 98.4% (Cost: $5,290,399,327)		5,004,326,880
	Shares
Short-Term Securities
Money Market Funds — 6.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.84%(j)(k)	294,472,092	294,560,434
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.65%(j)(k)(l)	13,460,653	13,460,653
Total Short-Term Securities — 6.1% (Cost: $307,963,870)		308,021,087
Total Investments Before TBA Sales Commitments — 104.5% (Cost: $5,598,363,197)		5,312,347,967
Security	Par (000)	Value
TBA Sales Commitments(h)
Mortgage-Backed Securities — (0.1)%
Government National Mortgage Association, 5.00%, 09/21/56	$(1,675)	$(1,621,661)
Uniform Mortgage-Backed Securities, 5.50%, 09/14/56	(1,700)	(1,682,512)
Total TBA Sales Commitments — (0.1)% (Proceeds: $(3,310,148))		(3,304,173)
Total Investments, Net of TBA Sales Commitments — 104.4% (Cost: $5,595,053,049)		5,309,043,794
Liabilities in Excess of Other Assets — (4.4)%		(223,347,627)
Net Assets — 100.0%		$5,085,696,167

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Zero-coupon bond.
(e)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(f)	U.S. dollar denominated security issued by foreign domiciled entity.
(g)	Perpetual security with no stated maturity date.
(h)	Represents or includes a TBA transaction.
(i)	All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(j)	Affiliate of the Fund.
(k)	Annualized 7-day yield as of period end.
(l)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended August 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 02/28/26	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/26	Shares Held at 08/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$220,881,472	$73,721,039 (a)	$—	$(18,250)	$(23,827)	$294,560,434	294,472,092	$4,775,237	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	14,627,245	—	(1,166,592)(a)	—	—	13,460,653	13,460,653	52,354 (b)	—
				$(18,250)	$(23,827)	$308,021,087		$4,827,591	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
110

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® ESG Aware U.S. Aggregate Bond ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$18,015,817	$—	$18,015,817
Collateralized Mortgage Obligations	—	55,296,481	—	55,296,481
Corporate Bonds & Notes	—	1,279,530,914	—	1,279,530,914
Foreign Government Obligations	—	149,246,497	—	149,246,497
U.S. Government & Agency Obligations	—	3,502,237,171	—	3,502,237,171
Short-Term Securities
Money Market Funds	308,021,087	—	—	308,021,087
Liabilities
Investments
TBA Sales Commitments	—	(3,304,173)	—	(3,304,173)
	$308,021,087	$5,001,022,707	$—	$5,309,043,794
See notes to financial statements.
111
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)
August 31, 2026
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 0.0%
WPP 2025 LLC/Delaware, 6.50%, 03/30/36	$550	$544,955
Aerospace & Defense — 0.8%
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35(a)	615	573,994
General Electric Co.
4.35%, 05/01/50	60	48,848
5.88%, 01/14/38	125	129,545
6.75%, 03/15/32	710	770,569
6.88%, 01/10/39	92	102,992
Howmet Aerospace, Inc., 5.95%, 02/01/37(a)	150	155,468
L3Harris Technologies, Inc.
4.85%, 04/27/35	320	307,299
5.50%, 08/15/54	315	291,444
5.60%, 07/31/53(a)	110	102,968
Northrop Grumman Corp.
4.03%, 10/15/47	38	28,988
4.90%, 06/01/34(a)	792	772,982
4.95%, 03/15/53(a)	413	353,891
5.15%, 05/01/40(a)	121	114,865
5.20%, 06/01/54(a)	752	669,145
5.25%, 05/01/50(a)	157	141,385
RTX Corp.
2.25%, 07/01/30(a)	1,002	909,857
2.82%, 09/01/51	182	107,742
3.03%, 03/15/52	54	33,163
3.13%, 07/01/50	445	283,697
3.75%, 11/01/46	282	208,730
4.05%, 05/04/47	262	201,707
4.13%, 11/16/28	885	874,293
4.15%, 05/15/45	274	218,794
4.35%, 04/15/47	65	52,405
4.45%, 11/16/38	86	77,583
4.50%, 06/01/42	904	782,389
4.63%, 11/16/48	527	437,900
4.70%, 12/15/41	102	91,145
4.88%, 10/15/40(a)	129	119,098
5.40%, 05/01/35	300	301,899
5.70%, 04/15/40	340	342,077
6.05%, 06/01/36(a)	160	168,107
6.13%, 07/15/38	355	371,503
7.50%, 09/15/29	625	671,717
		10,818,189
Agriculture — 0.6%
Archer-Daniels-Midland Co.
2.70%, 09/15/51(a)	373	215,083
3.25%, 03/27/30	90	85,211
3.75%, 09/15/47	120	88,579
4.02%, 04/16/43	163	131,301
4.50%, 03/15/49(a)	160	131,377
4.54%, 03/26/42	99	85,317
5.38%, 09/15/35	199	199,930
5.94%, 10/01/32	351	367,459
Bunge Ltd. Finance Corp.
2.75%, 05/14/31	933	842,659
3.20%, 04/21/31	600	553,050
3.75%, 09/25/27	2,392	2,373,003
4.10%, 01/07/28	923	916,392
4.20%, 09/17/29	295	289,549
Security	Par (000)	Value
Agriculture (continued)
4.55%, 08/04/30	$100	$98,205
4.65%, 09/17/34(a)	797	757,530
4.80%, 03/19/33(a)	60	58,500
5.15%, 08/04/35	650	631,114
5.15%, 03/19/36	500	484,433
		8,308,692
Airlines — 0.1%
Delta Air Lines, Inc.
3.75%, 10/28/29	115	110,592
5.25%, 07/10/30	1,030	1,031,562
		1,142,154
Apparel — 0.1%
NIKE, Inc.
2.85%, 03/27/30	59	55,228
3.25%, 03/27/40	18	13,875
3.38%, 11/01/46	76	53,043
3.38%, 03/27/50(a)	243	163,270
Ralph Lauren Corp., 2.95%, 06/15/30	45	41,836
Tapestry, Inc.
5.10%, 03/11/30	40	39,960
5.50%, 03/11/35	645	634,760
		1,001,972
Auto Manufacturers — 1.2%
American Honda Finance Corp.
2.25%, 01/12/29	60	56,545
3.50%, 02/15/28	357	350,961
4.60%, 04/17/30	176	173,046
4.90%, 03/13/29	90	89,994
4.90%, 01/10/34	162	156,255
5.13%, 07/07/28	30	30,178
Cummins, Inc.
1.50%, 09/01/30	2,102	1,850,479
2.60%, 09/01/50	225	129,139
4.25%, 05/09/28	50	49,783
4.70%, 02/15/31(a)	125	124,163
4.88%, 10/01/43	324	293,794
4.90%, 02/20/29	1,036	1,042,175
5.15%, 02/20/34	1,399	1,392,328
5.30%, 05/09/35	437	434,978
5.45%, 02/20/54(a)	208	192,790
Ford Motor Co.
3.25%, 02/12/32	225	196,779
4.75%, 01/15/43	60	46,359
5.29%, 12/08/46(a)	80	64,639
7.40%, 11/01/46(a)	215	219,720
Ford Motor Credit Co. LLC
2.90%, 02/10/29	55	51,861
3.63%, 06/17/31	300	272,207
4.00%, 11/13/30	254	237,568
5.11%, 05/03/29	582	576,890
6.13%, 03/08/34	175	174,202
7.12%, 11/07/33(a)	600	632,294
7.20%, 06/10/30	40	41,905
General Motors Co.
5.00%, 04/01/35(a)	171	162,176
5.15%, 04/01/38	97	89,923
5.20%, 04/01/45	266	228,636
5.40%, 04/01/48(a)	196	170,260
5.60%, 10/15/32(a)	120	121,430
5.95%, 04/01/49(a)	250	232,727
Schedule of Investments
112

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Auto Manufacturers (continued)
6.25%, 10/02/43	$306	$298,608
6.60%, 04/01/36	354	372,166
6.75%, 04/01/46(a)	225	230,554
General Motors Financial Co., Inc.
2.35%, 01/08/31	190	168,652
2.70%, 06/10/31	236	210,254
3.10%, 01/12/32	210	187,948
3.60%, 06/21/30	275	260,296
4.30%, 04/06/29	268	263,552
4.60%, 01/08/31	70	68,295
5.45%, 09/06/34	90	88,312
5.45%, 01/08/36	50	48,761
5.65%, 01/17/29	154	156,180
5.90%, 01/07/35	105	105,825
5.95%, 04/04/34	125	127,105
6.10%, 01/07/34	394	404,093
6.15%, 07/15/35	275	280,437
6.40%, 01/09/33	291	304,737
Honda Motor Co. Ltd., 2.97%, 03/10/32	375	333,568
Mercedes-Benz Finance North America LLC, 8.50%, 01/18/31	633	713,875
Toyota Motor Corp., 3.67%, 07/20/28(a)	23	22,673
Toyota Motor Credit Corp.
1.90%, 09/12/31	45	38,846
2.15%, 02/13/30	290	265,140
2.40%, 01/13/32(a)	35	30,718
3.05%, 01/11/28	5	4,908
3.38%, 04/01/30	83	78,905
3.65%, 01/08/29(a)	60	58,711
4.70%, 01/12/33	405	396,296
Series B, 4.80%, 01/11/36	300	287,859
		15,693,458
Auto Parts & Equipment — 0.1%
Aptiv Swiss Holdings Ltd.
3.10%, 12/01/51	480	282,424
4.15%, 05/01/52(a)	461	328,243
4.40%, 10/01/46	51	38,230
Lear Corp.
3.50%, 05/30/30	117	110,277
3.55%, 01/15/52	267	171,302
4.25%, 05/15/29	429	420,124
5.25%, 05/15/49(a)	299	257,399
		1,607,999
Banks — 19.4%
Banco Bilbao Vizcaya Argentaria SA
4.15%, 03/03/29	200	196,101
4.97%, 05/08/31	200	197,101
5.13%, 03/03/36(a)	510	486,988
6.03%, 03/13/35, (1-year CMT + 1.95%)(a)(b)	400	408,308
6.14%, 09/14/28, (1-year CMT + 2.70%)(b)	414	420,075
7.88%, 11/15/34, (1-year CMT + 3.30%)(b)	230	256,719
Banco Santander SA
2.75%, 12/03/30	220	198,098
2.96%, 03/25/31	330	299,450
3.23%, 11/22/32, (1-year CMT + 1.60%)(b)	270	242,609
3.31%, 06/27/29	100	95,977
3.80%, 02/23/28	235	231,772
4.38%, 04/12/28	438	435,112
4.87%, 04/15/31	200	196,418
5.44%, 04/15/36	200	195,468
Security	Par (000)	Value
Banks (continued)
5.54%, 03/14/30, (1-year CMT + 1.45%)(b)	$295	$298,545
5.57%, 01/17/30	55	55,749
6.03%, 01/17/35	140	143,752
6.35%, 03/14/34	444	457,925
6.61%, 11/07/28	294	304,681
6.92%, 08/08/33	566	600,664
Bank of America Corp.
1.90%, 07/23/31, (1-day SOFR + 1.53%)(b)	101	89,624
1.92%, 10/24/31, (1-day SOFR + 1.37%)(b)	303	266,769
2.09%, 06/14/29, (1-day SOFR + 1.06%)(b)	240	228,939
2.30%, 07/21/32, (1-day SOFR + 1.22%)(b)	515	450,551
2.48%, 09/21/36, (5-year CMT + 1.20%)(b)	504	434,936
2.50%, 02/13/31, (3-mo. CME Term SOFR + 1.25%)(b)	380	349,518
2.57%, 10/20/32, (1-day SOFR + 1.21%)(b)	313	275,898
2.59%, 04/29/31, (1-day SOFR + 2.15%)(b)	111	101,899
2.68%, 06/19/41, (1-day SOFR + 1.93%)(b)	319	223,138
2.69%, 04/22/32, (1-day SOFR + 1.32%)(b)	817	732,753
2.83%, 10/24/51, (1-day SOFR + 1.88%)(a)(b)	438	260,956
2.88%, 10/22/30, (3-mo. CME Term SOFR + 1.45%)(b)	278	261,009
2.97%, 02/04/33, (1-day SOFR + 1.33%)(b)	555	494,654
2.97%, 07/21/52, (1-day SOFR + 1.56%)(b)	648	398,407
3.19%, 07/23/30, (3-mo. CME Term SOFR + 1.44%)(b)	282	268,699
3.25%, 10/21/27	1,288	1,272,220
3.31%, 04/22/42, (1-day SOFR + 1.58%)(b)	405	302,363
3.42%, 12/20/28, (3-mo. CME Term SOFR + 1.30%)(b)	1,065	1,048,122
3.85%, 03/08/37, (5-year CMT + 2.00%)(b)	542	497,966
3.95%, 01/23/49, (3-mo. CME Term SOFR + 1.45%)(a)(b)	216	161,716
3.97%, 03/05/29, (3-mo. CME Term SOFR + 1.33%)(b)	497	491,193
3.97%, 02/07/30, (3-mo. CME Term SOFR + 1.47%)(b)	88	86,167
4.08%, 04/23/40, (3-mo. CME Term SOFR + 1.58%)(b)	52	44,159
4.08%, 03/20/51, (3-mo. CME Term SOFR + 3.41%)(a)(b)	1,280	967,628
4.24%, 04/24/38, (3-mo. CME Term SOFR + 2.08%)(b)	792	704,445
4.27%, 07/23/29, (3-mo. CME Term SOFR + 1.57%)(b)	502	497,394
4.33%, 03/15/50, (3-mo. CME Term SOFR + 1.78%)(b)	678	534,047
4.44%, 01/20/48, (3-mo. CME Term SOFR + 2.25%)(b)	672	546,923
4.57%, 04/27/33, (1-day SOFR + 1.83%)(b)	870	839,747
4.88%, 04/01/44	348	310,543
5.00%, 01/21/44	651	586,416
5.02%, 07/22/33, (1-day SOFR + 2.16%)(b)	1,232	1,216,817
5.20%, 04/25/29, (1-day SOFR + 1.63%)(b)	420	422,820
5.29%, 04/25/34, (1-day SOFR + 1.91%)(b)	1,083	1,078,463
5.43%, 08/15/35, (1-day SOFR + 1.91%)(b)	110	108,101
5.47%, 01/23/35, (1-day SOFR + 1.65%)(b)	435	435,966
5.51%, 01/24/36, (1-day SOFR + 1.31%)(b)	215	214,748
5.52%, 10/25/35, (1-day SOFR + 1.74%)(b)	460	453,110
5.74%, 02/12/36, (1-day SOFR + 1.70%)(b)	320	318,777
5.87%, 09/15/34, (1-day SOFR + 1.84%)(b)	615	632,350
5.88%, 02/07/42	691	694,596
113
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
6.11%, 01/29/37	$797	$817,495
6.20%, 11/10/28, (1-day SOFR + 1.99%)(b)	423	430,494
7.75%, 05/14/38	432	499,702
Series N, 2.65%, 03/11/32, (1-day SOFR + 1.22%)(b)	320	287,441
Series N, 3.48%, 03/13/52, (1-day SOFR + 1.65%)(b)	535	361,313
Bank of America N.A., 6.00%, 10/15/36	258	264,713
Bank of Montreal
3.09%, 01/10/37, (5-year CMT + 1.40%)(b)	216	190,899
3.80%, 12/15/32, (5-year USD Swap + 1.43%)(b)	1,079	1,060,879
5.20%, 02/01/28(a)	327	329,549
5.51%, 06/04/31	100	101,984
Series J, 4.44%, 01/14/32, (1-day SOFR + 0.97%)(b)	50	48,543
Bank of New York Mellon Corp. (The)
3.30%, 08/23/29	311	298,029
3.40%, 01/29/28	991	977,803
3.85%, 04/28/28(a)	1,018	1,008,747
4.54%, 04/23/32, (1-day SOFR + 0.90%)(b)	240	234,476
4.94%, 02/11/31, (1-day SOFR + 0.89%)(b)	180	179,720
4.97%, 04/26/34, (1-day SOFR + 1.61%)(b)	70	68,698
5.06%, 07/22/32, (1-day SOFR + 1.23%)(b)	95	94,791
5.09%, 04/23/37, (1-day SOFR + 1.18%)(b)	465	449,747
5.19%, 03/14/35, (1-day SOFR + 1.42%)(b)	141	139,550
5.23%, 11/20/35, (1-day SOFR + 1.25%)(b)	195	193,069
5.32%, 06/06/36, (1-day SOFR + 1.35%)(a)(b)	300	297,784
5.61%, 07/21/39, (1-day SOFR + 1.77%)(b)	70	69,861
6.47%, 10/25/34, (1-day SOFR + 1.85%)(b)	174	185,363
Bank of Nova Scotia (The)
2.15%, 08/01/31	1,178	1,028,040
2.45%, 02/02/32	345	301,635
4.34%, 09/15/31, (1-day SOFR + 1.09%)(a)(b)	135	131,070
4.40%, 09/08/28, (1-day SOFR + 1.00%)(b)	1,850	1,845,206
4.58%, 06/05/29, (1-day SOFR + 0.66%)(a)(b)	300	298,739
4.59%, 05/04/37, (5-year CMT + 2.05%)(b)	593	563,497
4.74%, 11/10/32, (1-day SOFR + 1.44%)(b)	85	82,843
4.85%, 02/01/30	1,387	1,383,211
4.90%, 06/05/32, (1-day SOFR + 0.97%)(b)	300	295,400
4.93%, 02/14/29, (1-day SOFR + 0.89%)(b)	385	385,863
5.13%, 02/14/31, (1-day SOFR + 1.07%)(b)	425	425,297
5.25%, 06/12/28	2,139	2,163,605
5.45%, 08/01/29	1,715	1,749,613
5.65%, 02/01/34(a)	120	122,038
BankUnited, Inc., 5.13%, 06/11/30	70	68,716
Barclays PLC
2.65%, 06/24/31, (1-year CMT + 1.90%)(b)	350	318,717
2.67%, 03/10/32, (1-year CMT + 1.20%)(b)	354	315,934
2.89%, 11/24/32, (1-year CMT + 1.30%)(b)	735	649,793
3.56%, 09/23/35, (5-year CMT + 2.90%)(b)	400	371,598
4.22%, 05/24/30, (1-day SOFR + 0.93%)(b)	315	307,841
4.34%, 01/10/28	40	39,796
4.48%, 11/11/29, (1-day SOFR + 1.08%)(b)	200	197,782
4.52%, 02/24/32, (1-day SOFR + 1.14%)(b)	310	299,457
4.84%, 05/09/28	536	535,128
4.95%, 01/10/47	245	209,072
4.97%, 05/16/29, (3-mo. SOFR US + 2.16%)(b)	552	552,155
5.09%, 02/25/29, (1-day SOFR + 0.96%)(b)	200	200,541
5.09%, 06/20/30, (3-mo. SOFR US + 3.32%)(b)	892	888,302
5.21%, 02/24/37, (1-day SOFR + 1.51%)(b)	310	293,895
Security	Par (000)	Value
Banks (continued)
5.25%, 08/17/45	$380	$344,200
5.34%, 09/10/35, (1-day SOFR + 1.91%)(b)	621	603,384
5.37%, 02/25/31, (1-day SOFR + 1.23%)(b)	200	200,807
5.59%, 06/26/37, (1-day SOFR + 1.51%)(a)(b)	800	778,725
5.69%, 03/12/30, (1-day SOFR + 1.74%)(b)	329	333,804
5.79%, 02/25/36, (1-day SOFR + 1.59%)(b)	700	698,374
6.04%, 03/12/55, (1-day SOFR + 2.42%)(b)	103	101,615
6.22%, 05/09/34, (1-day SOFR + 2.98%)(b)	210	216,823
6.69%, 09/13/34, (1-day SOFR + 2.62%)(b)	100	105,955
7.12%, 06/27/34, (1-day SOFR + 3.57%)(b)	590	631,940
7.39%, 11/02/28, (1-year CMT + 3.30%)(b)	676	695,085
7.44%, 11/02/33, (1-year CMT + 3.50%)(b)	238	260,753
Canadian Imperial Bank of Commerce
3.60%, 04/07/32	270	249,427
4.28%, 01/29/30, (1-day SOFR Index + 0.79%)(a)(b)	300	295,373
4.58%, 09/08/31, (1-day SOFR Index + 1.17%)(b)	1,630	1,597,319
4.63%, 09/11/30, (1-day SOFR + 1.34%)(b)	1,060	1,048,262
4.86%, 03/30/29, (1-day SOFR + 1.03%)(b)	715	715,941
5.00%, 04/28/28	380	382,068
5.25%, 01/13/31, (1-day SOFR + 1.11%)(b)	390	391,866
5.26%, 04/08/29	295	297,972
5.99%, 10/03/28	165	168,811
6.09%, 10/03/33	640	668,624
Capital One N.A.
2.70%, 02/06/30	314	291,370
4.65%, 09/13/28	640	639,814
Citibank N.A., 5.57%, 04/30/34	250	253,856
Citigroup, Inc.
2.56%, 05/01/32, (1-day SOFR + 1.17%)(b)	214	190,314
2.57%, 06/03/31, (1-day SOFR + 2.11%)(b)	551	502,907
2.67%, 01/29/31, (1-day SOFR + 1.15%)(b)	70	64,660
2.98%, 11/05/30, (1-day SOFR + 1.42%)(b)	308	289,301
3.06%, 01/25/33, (1-day SOFR + 1.35%)(b)	459	410,426
3.52%, 10/27/28, (3-mo. CME Term SOFR + 1.41%)(b)	329	324,750
3.79%, 03/17/33, (1-day SOFR + 1.94%)(b)	853	790,831
3.88%, 01/24/39, (3-mo. CME Term SOFR + 1.43%)(b)	191	161,112
3.98%, 03/20/30, (3-mo. CME Term SOFR + 1.60%)(b)	247	241,249
4.08%, 04/23/29, (3-mo. CME Term SOFR + 1.45%)(b)	108	106,841
4.13%, 07/25/28	332	327,971
4.28%, 04/24/48, (3-mo. CME Term SOFR + 2.10%)(a)(b)	15	11,939
4.41%, 03/31/31, (1-day SOFR + 3.91%)(b)	721	705,066
4.45%, 09/29/27	766	764,424
4.65%, 07/30/45	581	491,386
4.65%, 07/23/48	400	333,067
4.75%, 05/18/46	325	267,445
4.91%, 05/24/33, (1-day SOFR + 2.09%)(b)	284	278,350
5.30%, 05/06/44	220	199,009
5.32%, 03/26/41, (1-day SOFR + 4.55%)(b)	270	258,102
5.33%, 03/27/36, (1-day SOFR + 1.47%)(b)	140	137,822
5.41%, 09/19/39, (5-year CMT + 1.73%)(b)	160	154,687
5.45%, 06/11/35, (1-day SOFR + 1.45%)(b)	325	323,958
5.61%, 03/04/56, (1-day SOFR + 1.75%)(a)(b)	165	154,339
5.83%, 02/13/35, (1-day SOFR + 2.06%)(b)	405	404,049
5.88%, 02/22/33	271	276,592
Schedule of Investments
114

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.88%, 01/30/42(a)	$560	$559,044
6.00%, 10/31/33(a)	334	342,946
6.02%, 01/24/36, (1-day SOFR + 1.83%)(b)	610	614,087
6.13%, 08/25/36	269	273,197
6.17%, 05/25/34, (1-day SOFR + 2.66%)(b)	635	650,665
6.27%, 11/17/33, (1-day SOFR + 2.34%)(b)	432	452,938
6.63%, 01/15/28	699	718,021
6.63%, 06/15/32	389	413,768
6.68%, 09/13/43	191	202,747
8.13%, 07/15/39	743	901,533
Citizens Financial Group, Inc.
2.50%, 02/06/30	147	134,894
3.25%, 04/30/30	237	222,434
5.30%, 01/29/36, (5-year CMT + 1.45%)(b)	200	195,261
5.64%, 05/21/37, (5-year CMT + 2.75%)(b)	62	61,151
6.65%, 04/25/35, (1-day SOFR + 2.33%)(b)	26	27,361
Commonwealth Bank of Australia/New York
4.15%, 10/01/30	3,375	3,297,635
Series C, 4.36%, 03/27/29	2,140	2,124,693
Cooperatieve Rabobank UA
5.25%, 05/24/41	215	205,925
5.25%, 08/04/45	45	40,126
5.75%, 12/01/43	250	240,515
Deutsche Bank AG/New York
3.04%, 05/28/32, (1-day SOFR + 1.72%)(b)	567	509,746
3.55%, 09/18/31, (1-day SOFR + 3.04%)(b)	948	884,375
3.73%, 01/14/32, (1-day SOFR + 2.76%)(b)	445	410,873
3.74%, 01/07/33, (1-day SOFR + 2.26%)(b)	867	785,540
4.73%, 02/06/32, (1-day SOFR + 1.14%)(b)	150	145,758
4.88%, 12/01/32, (5-year USD ICE Swap + 2.55%)(b)	508	504,264
5.00%, 09/11/30, (1-day SOFR + 1.70%)(b)	180	179,252
5.06%, 04/14/32, (1-day SOFR + 1.41%)(b)	180	177,239
5.37%, 01/10/29, (1-day SOFR + 1.21%)(b)	150	150,988
5.40%, 09/11/35, (1-day SOFR + 2.05%)(b)	695	680,311
5.88%, 07/08/31, (1-day SOFR + 5.44%)(b)	96	96,688
6.72%, 01/18/29, (1-day SOFR + 3.18%)(b)	715	732,105
6.82%, 11/20/29, (1-day SOFR + 2.51%)(b)	187	194,148
7.08%, 02/10/34, (1-day SOFR + 3.65%)(b)	321	338,609
Fifth Third Bancorp
4.34%, 04/25/33, (1-day SOFR + 1.66%)(b)	35	33,155
4.77%, 07/28/30, (1-day SOFR Index + 2.13%)(b)	45	44,678
8.25%, 03/01/38	283	335,692
First Horizon Bank, 5.75%, 05/01/30	250	250,000
Goldman Sachs Group, Inc. (The)
1.99%, 01/27/32, (1-day SOFR + 1.09%)(b)	25	21,785
2.38%, 07/21/32, (1-day SOFR + 1.25%)(b)	578	504,620
2.60%, 02/07/30	10	9,236
2.62%, 04/22/32, (1-day SOFR + 1.28%)(b)	404	358,971
2.65%, 10/21/32, (1-day SOFR + 1.26%)(b)	144	126,419
2.91%, 07/21/42, (1-day SOFR + 1.47%)(b)	428	295,520
3.10%, 02/24/33, (1-day SOFR + 1.41%)(b)	624	557,235
3.21%, 04/22/42, (1-day SOFR + 1.51%)(b)	900	650,286
3.44%, 02/24/43, (1-day SOFR + 1.63%)(b)	145	106,331
3.80%, 03/15/30	30	28,809
3.81%, 04/23/29, (3-mo. CME Term SOFR + 1.42%)(b)	319	313,935
4.02%, 10/31/38, (3-mo. CME Term SOFR + 1.63%)(b)	674	572,226
Security	Par (000)	Value
Banks (continued)
4.22%, 05/01/29, (3-mo. CME Term SOFR + 1.56%)(b)	$862	$853,415
4.41%, 04/23/39, (3-mo. CME Term SOFR + 1.69%)(b)	335	292,461
4.59%, 04/20/30, (1-day SOFR + 0.99%)(b)	950	939,768
4.75%, 10/21/45	675	567,672
4.80%, 07/08/44	657	561,682
4.94%, 10/21/36, (1-day SOFR + 1.33%)(b)	810	765,076
4.97%, 06/03/32, (1-day SOFR + 1.03%)(b)	1,025	1,009,737
5.02%, 10/23/35, (1-day SOFR + 1.42%)(b)	390	374,390
5.07%, 01/21/37, (1-day SOFR + 1.19%)(b)	650	617,280
5.09%, 04/20/34, (1-day SOFR + 1.34%)(b)	485	473,237
5.15%, 05/22/45	171	149,835
5.22%, 04/23/31, (1-day SOFR + 1.58%)(a)(b)	20	20,019
5.33%, 07/23/35, (1-day SOFR + 1.55%)(b)	835	820,019
5.39%, 02/02/41, (5-year CMT + 1.18%)(b)	650	616,343
5.43%, 06/03/37, (1-day SOFR + 1.31%)(b)	655	638,089
5.54%, 01/28/36, (1-day SOFR + 1.38%)(b)	575	569,672
5.54%, 01/21/47, (1-day SOFR + 1.32%)(b)	565	520,565
5.66%, 07/21/37, (1-day SOFR + 1.45%)(b)	600	594,229
5.73%, 01/28/56, (1-day SOFR + 1.70%)(b)	625	579,022
5.85%, 04/25/35, (1-day SOFR + 1.55%)(b)	255	258,708
6.13%, 02/15/33(a)	1,002	1,052,786
6.22%, 07/21/57, (1-day SOFR + 1.82%)(b)	200	197,817
6.25%, 02/01/41	845	868,660
6.35%, 02/15/34	412	422,571
6.45%, 05/01/36	345	359,401
6.48%, 10/24/29, (1-day SOFR + 1.77%)(b)	251	258,716
6.56%, 10/24/34, (1-day SOFR + 1.95%)(b)	235	249,178
6.75%, 10/01/37	1,113	1,174,922
HSBC Bank USA N.A
5.63%, 08/15/35	280	279,815
5.88%, 11/01/34	275	280,198
7.00%, 01/15/39	280	307,000
HSBC Holdings PLC
2.21%, 08/17/29, (1-day SOFR + 1.29%)(b)	200	190,058
2.36%, 08/18/31, (1-day SOFR + 1.95%)(b)	360	323,423
2.80%, 05/24/32, (1-day SOFR + 1.19%)(b)	1,322	1,182,749
2.85%, 06/04/31, (1-day SOFR + 2.39%)(b)	696	640,497
2.87%, 11/22/32, (1-day SOFR + 1.41%)(b)	355	314,289
3.97%, 05/22/30, (3-mo. CME Term SOFR + 1.87%)(b)	1,161	1,129,050
4.58%, 06/19/29, (3-mo. CME Term SOFR + 1.80%)(b)	1,076	1,071,758
4.71%, 05/12/30, (1-day SOFR + 0.94%)(b)	400	396,054
4.76%, 03/29/33, (1-day SOFR + 2.53%)(b)	291	279,128
4.95%, 03/31/30	791	791,349
5.13%, 11/06/36, (1-day SOFR + 1.43%)(b)	215	205,753
5.21%, 05/12/34, (1-day SOFR + 1.32%)(b)	400	391,557
5.28%, 03/10/37, (1-day SOFR + 1.55%)(b)	1,090	1,048,180
5.29%, 11/19/30, (1-day SOFR + 1.29%)(b)	325	326,258
5.40%, 08/11/33, (1-day SOFR + 2.87%)(b)	256	255,352
5.45%, 03/03/36, (1-day SOFR + 1.56%)(b)	475	466,930
5.72%, 03/04/35, (1-day SOFR + 1.78%)(b)	330	331,577
5.73%, 08/14/37, (1-day SOFR + 1.47%)(b)	200	198,123
5.74%, 09/10/36, (1-day SOFR + 1.96%)(b)	230	226,308
5.79%, 05/13/36, (1-day SOFR + 1.88%)(b)	300	301,686
5.87%, 11/18/35, (1-day SOFR + 1.90%)(b)	200	199,347
6.10%, 01/14/42(a)	567	580,482
6.25%, 03/09/34, (1-day SOFR + 2.39%)(b)	135	140,363
6.50%, 05/02/36	240	248,394
115
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
6.50%, 09/15/37	$588	$616,642
6.55%, 06/20/34, (1-day SOFR + 2.98%)(b)	631	656,400
6.80%, 06/01/38(a)	275	295,688
6.80%, 06/01/38	15	15,828
7.40%, 11/13/34, (1-day SOFR + 3.02%)(b)	250	272,048
8.11%, 11/03/33, (1-day SOFR + 4.25%)(b)	479	536,476
Huntington Bancshares, Inc./Ohio
2.49%, 08/15/36, (5-year CMT + 1.17%)(b)	182	155,165
2.55%, 02/04/30	843	774,319
5.02%, 05/17/33, (1-day SOFR + 2.05%)(b)	460	450,616
5.71%, 02/02/35, (1-day SOFR Index + 1.87%)(b)	45	45,075
6.21%, 08/21/29, (1-day SOFR + 2.02%)(b)	61	62,445
Huntington National Bank (The), 5.65%, 01/10/30	10	10,189
ING Groep NV
2.73%, 04/01/32, (1-day SOFR + 1.32%)(b)	843	758,085
4.05%, 04/09/29	125	122,435
4.25%, 03/28/33, (1-day SOFR + 2.07%)(b)	90	85,716
4.55%, 10/02/28	350	348,648
4.86%, 03/25/29, (1-day SOFR + 1.01%)(b)	200	200,207
5.07%, 03/25/31, (1-day SOFR Index + 1.23%)(b)	235	234,615
5.34%, 03/19/30, (1-day SOFR Index + 1.44%)(b)	980	989,429
5.42%, 03/23/37, (1-day SOFR Index + 1.61%)(b)	525	512,804
5.53%, 03/25/36, (1-day SOFR + 1.61%)(b)	865	858,977
5.55%, 03/19/35, (1-day SOFR + 1.77%)(b)	1,104	1,104,610
6.11%, 09/11/34, (1-day SOFR + 2.09%)(b)	574	596,007
Series VAR, 4.80%, 03/23/32, (1-day SOFR Index + 1.26%)(b)	375	367,986
JPMorgan Chase & Co.
1.95%, 02/04/32, (1-day SOFR + 1.07%)(b)	285	249,149
2.52%, 04/22/31, (1-day SOFR + 2.04%)(b)	55	50,471
2.53%, 11/19/41, (3-mo. CME Term SOFR + 1.51%)(b)	395	268,532
2.55%, 11/08/32, (1-day SOFR + 1.18%)(b)	190	167,014
2.58%, 04/22/32, (3-mo. CME Term SOFR + 1.25%)(b)	554	494,722
2.74%, 10/15/30, (3-mo. CME Term SOFR + 1.51%)(b)	666	623,209
2.96%, 05/13/31, (3-mo. CME Term SOFR + 2.52%)(b)	85	78,764
2.96%, 01/25/33, (1-day SOFR + 1.26%)(b)	643	574,280
3.11%, 04/22/41, (3-mo. CME Term SOFR + 2.46%)(b)	708	530,280
3.11%, 04/22/51, (1-day SOFR + 2.44%)(a)(b)	784	498,596
3.16%, 04/22/42, (3-mo. CME Term SOFR + 1.46%)(b)	299	219,781
3.33%, 04/22/52, (1-day SOFR + 1.58%)(b)	1,074	708,013
3.51%, 01/23/29, (3-mo. CME Term SOFR + 1.21%)(b)	145	142,719
3.63%, 12/01/27	20	19,789
3.70%, 05/06/30, (3-mo. CME Term SOFR + 1.42%)(b)	751	728,004
3.88%, 07/24/38, (3-mo. CME Term SOFR + 1.62%)(b)	503	432,332
3.90%, 01/23/49, (3-mo. CME Term SOFR + 1.48%)(b)	369	275,285
3.96%, 11/15/48, (3-mo. CME Term SOFR + 1.64%)(b)	745	561,981
Security	Par (000)	Value
Banks (continued)
4.01%, 04/23/29, (3-mo. CME Term SOFR + 1.38%)(b)	$459	$453,754
4.03%, 07/24/48, (3-mo. CME Term SOFR + 1.72%)(b)	340	260,185
4.20%, 07/23/29, (3-mo. CME Term SOFR + 1.52%)(b)	284	281,148
4.25%, 10/01/27	906	904,233
4.26%, 02/22/48, (3-mo. CME Term SOFR + 1.84%)(b)	555	440,480
4.45%, 12/05/29, (3-mo. CME Term SOFR + 1.59%)(b)	617	612,146
4.49%, 03/24/31, (3-mo. CME Term SOFR + 3.79%)(b)	152	149,499
4.59%, 04/26/33, (1-day SOFR + 1.80%)(b)	890	861,988
4.81%, 10/22/36, (1-day SOFR + 1.19%)(b)	5	4,739
4.85%, 02/01/44	417	370,091
4.91%, 07/25/33, (1-day SOFR + 2.08%)(b)	1,345	1,322,020
4.95%, 10/22/35, (1-day SOFR + 1.34%)(b)	688	665,667
4.95%, 06/01/45	264	232,452
5.19%, 02/05/37, (1-day SOFR + 1.30%)(b)	415	397,754
5.29%, 07/22/35, (1-day SOFR + 1.46%)(b)	655	648,125
5.34%, 01/23/35, (1-day SOFR + 1.62%)(b)	500	497,467
5.35%, 06/01/34, (1-day SOFR + 1.85%)(b)	539	539,357
5.40%, 01/06/42	531	511,465
5.50%, 01/24/36, (1-day SOFR + 1.32%)(b)	275	274,862
5.50%, 10/15/40	456	448,139
5.57%, 04/22/36, (1-day SOFR + 1.68%)(b)	580	581,832
5.58%, 07/23/36, (1-day SOFR + 1.64%)(b)	265	262,816
5.60%, 07/15/41	548	538,753
5.72%, 09/14/33, (1-day SOFR + 2.58%)(b)	504	510,897
5.77%, 04/22/35, (1-day SOFR + 1.49%)(b)	575	586,398
5.80%, 07/23/41, (5-year CMT + 1.25%)(b)	25	24,714
6.25%, 10/23/34, (1-day SOFR + 1.81%)(b)	303	318,227
6.40%, 05/15/38	963	1,028,752
8.75%, 09/01/30	729	828,678
KeyBank N.A.
3.90%, 04/13/29	45	43,728
4.90%, 08/08/32	124	119,542
6.95%, 02/01/28	90	92,535
KeyCorp
2.55%, 10/01/29	643	598,736
4.10%, 04/30/28	25	24,738
Lloyds Banking Group PLC
3.57%, 11/07/28, (3-mo. SOFR US + 1.47%)(b)	475	469,014
4.24%, 02/10/30, (1-year CMT + 0.60%)(b)	200	196,551
4.34%, 01/09/48	200	157,385
4.38%, 03/22/28	200	199,157
4.43%, 11/04/31, (1-year CMT + 0.82%)(b)	200	194,286
4.55%, 08/16/28	325	323,885
4.94%, 11/04/36, (1-year CMT + 0.97%)(b)	825	780,851
4.98%, 08/11/33, (1-year CMT + 2.30%)(b)	255	249,973
5.30%, 12/01/45	200	179,369
5.59%, 11/26/35, (1-year CMT + 1.20%)(b)	525	524,702
5.67%, 02/10/47, (1-year CMT + 0.82%)(b)	200	189,187
5.68%, 01/05/35, (1-year CMT + 1.75%)(a)(b)	505	509,272
5.70%, 08/17/37, (1-year CMT + 1.00%)(b)	400	396,504
5.72%, 06/05/30, (1-year CMT + 1.07%)(b)	285	289,910
5.87%, 03/06/29, (1-year CMT + 1.70%)(b)	320	325,236
6.07%, 06/13/36, (1-year CMT + 1.60%)(b)	450	451,535
7.95%, 11/15/33, (1-year CMT + 3.75%)(b)	428	475,368
Schedule of Investments
116

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Mitsubishi UFJ Financial Group, Inc.
2.31%, 07/20/32, (1-year CMT + 0.95%)(b)	$339	$295,820
2.49%, 10/13/32, (1-year CMT + 0.97%)(b)	115	100,587
2.56%, 02/25/30	15	13,824
2.85%, 01/19/33, (1-year CMT + 1.10%)(b)	325	287,350
3.20%, 07/18/29	10	9,548
3.74%, 03/07/29	307	299,826
3.75%, 07/18/39	456	376,228
3.96%, 03/02/28	48	47,576
4.05%, 09/11/28	1,055	1,041,737
4.15%, 03/07/39(a)	362	317,428
4.29%, 07/26/38(a)	210	190,337
4.32%, 04/19/33, (1-year CMT + 1.55%)(b)	50	47,493
5.13%, 07/20/33, (1-year CMT + 2.13%)(b)	282	278,715
5.41%, 04/19/34, (1-year CMT + 1.97%)(b)	55	55,055
5.44%, 02/22/34, (1-year CMT + 1.63%)(b)	315	315,598
5.47%, 09/13/33, (1-year CMT + 2.13%)(b)	200	200,941
Mizuho Financial Group, Inc.
2.17%, 05/22/32, (1-year CMT + 0.87%)(b)	200	174,315
2.20%, 07/10/31, (3-mo. CME Term SOFR + 1.77%)(b)	100	89,660
2.26%, 07/09/32, (1-year CMT + 0.90%)(b)	550	479,532
2.56%, 09/13/31	135	118,150
2.59%, 05/25/31, (3-mo. CME Term SOFR + 1.33%)(b)	253	230,975
2.87%, 09/13/30, (3-mo. CME Term SOFR + 1.57%)(b)	230	216,151
3.15%, 07/16/30, (3-mo. CME Term SOFR + 1.39%)(b)	212	201,545
3.17%, 09/11/27	30	29,597
3.26%, 05/22/30, (1-year CMT + 1.25%)(b)	10	9,576
4.02%, 03/05/28	445	441,000
4.25%, 09/11/29, (3-mo. CME Term SOFR + 1.53%)(b)	233	230,478
4.44%, 05/12/32, (1-year CMT + 0.70%)(b)	200	193,188
5.05%, 05/12/37, (1-year CMT + 0.85%)(b)	200	190,553
5.32%, 07/08/36, (1-year CMT + 1.07%)(b)	165	161,566
5.34%, 07/13/37, (1-year CMT + 0.97%)(b)	10	9,701
5.38%, 05/26/30, (1-year CMT + 1.12%)(b)	245	247,532
5.38%, 07/10/30, (1-year CMT + 1.08%)(b)	200	201,976
5.58%, 05/26/35, (1-year CMT + 1.30%)(b)	220	220,347
5.59%, 07/10/35, (1-year CMT + 1.30%)(b)	295	295,467
5.67%, 05/27/29, (1-year CMT + 1.50%)(b)	275	278,943
5.67%, 09/13/33, (1-year CMT + 2.40%)(b)	420	426,685
5.74%, 05/27/31, (1-year CMT + 1.65%)(b)	45	45,850
5.75%, 05/27/34, (1-year CMT + 1.80%)(b)	345	350,899
5.75%, 07/06/34, (1-year CMT + 1.90%)(b)	410	416,672
5.78%, 07/06/29, (1-year CMT + 1.65%)(b)	485	493,297
Morgan Stanley
1.79%, 02/13/32, (1-day SOFR + 1.03%)(b)	746	643,689
1.93%, 04/28/32, (1-day SOFR + 1.02%)(b)	850	732,669
2.24%, 07/21/32, (1-day SOFR + 1.18%)(b)	582	505,139
2.48%, 09/16/36, (1-day SOFR + 1.36%)(b)	1,031	884,546
2.51%, 10/20/32, (1-day SOFR + 1.20%)(b)	365	319,401
2.70%, 01/22/31, (1-day SOFR + 1.14%)(b)	327	302,305
2.80%, 01/25/52, (1-day SOFR + 1.43%)(b)	640	376,185
2.94%, 01/21/33, (1-day SOFR + 1.29%)(b)	182	161,421
3.22%, 04/22/42, (1-day SOFR + 1.49%)(b)	95	69,876
3.62%, 04/01/31, (1-day SOFR + 3.12%)(b)	1,012	962,596
3.77%, 01/24/29, (3-mo. CME Term SOFR + 1.40%)(b)	605	597,396
Security	Par (000)	Value
Banks (continued)
3.97%, 07/22/38(b)	$423	$359,144
4.30%, 01/27/45	620	502,542
4.38%, 01/22/47	778	625,143
4.43%, 01/23/30, (3-mo. CME Term SOFR + 1.89%)(b)	1,182	1,167,863
4.46%, 04/22/39, (3-mo. CME Term SOFR + 1.69%)(b)	206	183,472
4.49%, 01/16/32, (1-day SOFR + 0.95%)(b)	150	145,425
4.71%, 03/12/32, (1-day SOFR + 1.20%)(b)	30	29,286
4.81%, 04/16/32, (1-day SOFR Index + 1.18%)(b)	285	279,107
4.89%, 07/20/33, (1-day SOFR + 2.08%)(b)	80	78,184
5.07%, 01/30/37, (1-day SOFR + 1.18%)(b)	765	729,108
5.12%, 02/01/29, (1-day SOFR + 1.73%)(b)	565	568,066
5.16%, 04/20/29, (1-day SOFR + 1.59%)(b)	265	266,662
5.19%, 04/17/31, (1-day SOFR + 1.51%)(b)	20	20,036
5.25%, 04/21/34, (1-day SOFR + 1.87%)(b)	605	597,962
5.30%, 04/10/37, (1-day SOFR Index + 1.41%)(b)	890	861,737
5.30%, 04/20/37, (1-day SOFR + 2.62%)(b)	736	721,227
5.31%, 01/18/41, (5-year CMT + 1.17%)(b)	360	341,433
5.32%, 07/19/35, (1-day SOFR + 1.56%)(b)	595	585,698
5.42%, 07/21/34, (1-day SOFR + 1.88%)(b)	585	582,455
5.47%, 01/18/35, (1-day SOFR + 1.73%)(b)	345	343,318
5.52%, 11/19/55, (1-day SOFR + 1.71%)(b)	575	526,722
5.59%, 01/18/36, (1-day SOFR + 1.42%)(b)	330	329,493
5.60%, 03/24/51, (1-day SOFR + 4.84%)(a)(b)	392	366,881
5.66%, 04/17/36, (1-day SOFR + 1.76%)(b)	540	541,575
5.83%, 04/19/35, (1-day SOFR + 1.58%)(b)	685	696,595
5.90%, 03/13/47, (1-day SOFR + 1.78%)(b)	250	243,571
5.94%, 02/07/39, (5-year CMT + 1.80%)(b)	460	461,978
5.95%, 01/19/38, (5-year CMT + 2.43%)(b)	524	530,296
6.30%, 10/18/28, (1-day SOFR + 2.24%)(b)	55	56,015
6.34%, 10/18/33, (1-day SOFR + 2.56%)(b)	450	471,415
6.38%, 07/24/42	841	881,797
6.63%, 11/01/34, (1-day SOFR + 2.05%)(b)	185	197,004
7.25%, 04/01/32(a)	824	914,017
Series I, 4.89%, 10/22/36, (1-day SOFR + 1.31%)(b)	295	278,944
National Bank of Canada
4.50%, 10/10/29	2,686	2,658,266
4.93%, 06/04/32, (1-day SOFR + 1.01%)(b)	1,260	1,238,992
5.60%, 12/18/28	3,917	3,990,166
NatWest Group PLC
3.03%, 11/28/35, (5-year CMT + 2.35%)(b)	261	237,904
4.45%, 05/08/30, (3-mo. SOFR US + 2.13%)(b)	509	501,486
4.89%, 05/18/29, (3-mo. SOFR US + 2.01%)(b)	679	679,958
4.96%, 08/15/30, (1-year CMT + 1.22%)(b)	200	199,785
5.08%, 01/27/30, (3-mo. SOFR US + 2.17%)(b)	1,000	1,002,514
5.12%, 05/23/31, (1-year CMT + 1.05%)(b)	200	199,582
5.52%, 09/30/28, (1-year CMT + 2.27%)(b)	310	312,816
5.78%, 03/01/35, (1-year CMT + 1.50%)(b)	200	202,696
5.81%, 09/13/29, (1-year CMT + 1.95%)(b)	280	285,176
6.48%, 06/01/34, (5-year CMT + 2.20%)(a)(b)	596	611,295
Northern Trust Corp.
3.15%, 05/03/29	1,286	1,237,354
3.65%, 08/03/28	529	520,669
PNC Bank N.A.
3.10%, 10/25/27	661	651,019
4.05%, 07/26/28	204	201,585
117
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
PNC Financial Services Group, Inc. (The)
2.55%, 01/22/30	$51	$47,175
3.45%, 04/23/29	359	347,708
4.62%, 10/26/29, (1-day SOFR + 0.68%)(b)	535	533,176
4.63%, 06/06/33, (1-day SOFR Index + 1.85%)(b)	291	278,269
5.07%, 01/24/34, (1-day SOFR + 1.93%)(b)	435	427,480
5.37%, 07/21/36, (1-day SOFR + 1.42%)(b)	200	197,211
5.40%, 07/23/35, (1-day SOFR + 1.60%)(a)(b)	650	644,416
5.42%, 01/25/41, (5-year CMT + 1.17%)(b)	235	224,679
5.58%, 06/12/29, (1-day SOFR + 1.84%)(b)	310	314,537
5.58%, 01/29/36, (1-day SOFR + 1.39%)(b)	285	285,162
5.68%, 01/22/35, (1-day SOFR + 1.90%)(b)	405	409,202
5.94%, 08/18/34, (1-day SOFR + 1.95%)(b)	255	262,802
6.04%, 10/28/33, (1-day SOFR Index + 2.14%)(b)	385	397,898
6.88%, 10/20/34, (1-day SOFR + 2.28%)(b)	460	498,273
Regions Bank/Birmingham AL, 6.45%, 06/26/37	253	262,328
Regions Financial Corp.
1.80%, 08/12/28	210	198,364
7.38%, 12/10/37(a)	122	135,657
Royal Bank of Canada
2.30%, 11/03/31(a)	245	215,376
3.88%, 05/04/32	105	98,669
4.40%, 04/17/30, (1-day SOFR + 0.84%)(b)	405	399,488
4.61%, 05/03/32, (1-day SOFR + 1.01%)(b)	345	337,506
4.90%, 01/12/28	351	352,785
5.00%, 02/01/33	520	514,932
5.00%, 05/02/33	495	489,935
5.15%, 02/01/34	417	417,190
5.20%, 08/01/28(a)	475	480,400
6.00%, 11/01/27	350	356,215
Santander Holdings USA, Inc.
5.35%, 09/06/30, (1-day SOFR + 1.94%)(b)	185	185,304
5.74%, 03/20/31, (1-day SOFR + 1.88%)(a)(b)	120	121,565
6.17%, 01/09/30, (1-day SOFR + 2.50%)(b)	276	282,088
6.34%, 05/31/35, (1-day SOFR + 2.14%)(a)(b)	480	495,785
6.50%, 03/09/29, (1-day SOFR + 2.36%)(b)	267	272,712
6.57%, 06/12/29, (1-day SOFR + 2.70%)(b)	37	37,911
7.66%, 11/09/31, (1-day SOFR + 3.28%)(b)	400	432,543
Santander U.K. Group Holdings PLC
2.90%, 03/15/32, (1-day SOFR + 1.48%)(b)	262	235,287
3.82%, 11/03/28, (3-mo. SOFR US + 1.66%)(b)	265	261,948
4.86%, 09/11/30, (1-day SOFR Index + 1.55%)(b)	115	113,838
5.14%, 09/22/36, (1-day SOFR Index + 1.58%)(b)	460	436,090
5.69%, 04/15/31, (1-day SOFR Index + 1.52%)(b)	140	141,760
6.53%, 01/10/29, (1-day SOFR + 2.60%)(b)	315	321,543
State Street Corp.
2.62%, 02/07/33, (1-day SOFR + 1.00%)(b)	25	22,020
4.14%, 12/03/29, (3-mo. CME Term SOFR + 1.29%)(b)	558	550,712
4.56%, 04/23/32, (1-day SOFR + 0.91%)(b)	200	195,543
4.68%, 10/22/32, (1-day SOFR + 1.05%)(b)	110	107,824
4.78%, 10/23/36, (1-day SOFR + 1.22%)(b)	705	668,778
4.82%, 01/26/34, (1-day SOFR + 1.57%)(b)	125	122,175
4.83%, 04/24/30	160	160,213
5.09%, 04/24/37, (1-day SOFR + 1.20%)(b)	265	256,417
5.15%, 02/28/36, (1-day SOFR + 1.22%)(b)	480	470,521
Security	Par (000)	Value
Banks (continued)
5.16%, 05/18/34, (1-day SOFR + 1.89%)(b)	$45	$44,743
6.12%, 11/21/34, (1-day SOFR + 1.96%)(b)	40	41,504
Sumitomo Mitsui Financial Group, Inc.
1.71%, 01/12/31	745	645,846
1.90%, 09/17/28	635	599,519
2.13%, 07/08/30	975	874,465
2.22%, 09/17/31	445	386,226
2.47%, 01/14/29	35	33,170
2.72%, 09/27/29	185	173,257
2.75%, 01/15/30	935	868,807
3.04%, 07/16/29	972	923,770
3.35%, 10/18/27	305	300,940
3.54%, 01/17/28	386	380,380
3.94%, 07/19/28	91	89,829
4.11%, 01/15/29	200	196,716
4.31%, 10/16/28(a)	698	691,611
4.49%, 01/15/32, (1-day SOFR + 1.02%)(b)	200	194,079
5.05%, 01/15/37, (1-day SOFR + 1.22%)(b)	475	454,199
5.24%, 04/15/30	200	201,001
5.25%, 07/08/36, (1-day SOFR + 1.50%)(b)	100	97,543
5.32%, 07/09/29	215	217,471
5.42%, 07/09/31	820	827,808
5.56%, 07/09/34	1,025	1,029,678
5.63%, 01/15/35	260	261,792
5.71%, 01/13/30	75	76,484
5.77%, 01/13/33	630	643,524
5.78%, 07/13/33	370	377,527
5.81%, 09/14/33	465	475,852
5.85%, 07/13/30	345	354,002
Toronto-Dominion Bank (The)
2.00%, 09/10/31(a)	471	411,107
2.45%, 01/12/32	116	101,462
3.20%, 03/10/32	300	272,038
4.36%, 04/23/29	250	247,043
4.41%, 01/13/31	50	48,928
4.46%, 06/08/32(a)	412	398,337
4.57%, 06/02/28	30	29,934
4.78%, 12/17/29	150	149,812
4.87%, 04/22/33	245	238,762
4.93%, 10/15/35(a)	630	603,738
4.99%, 04/05/29	221	222,088
5.15%, 09/10/34, (5-year CMT + 1.50%)(b)	164	163,295
5.16%, 01/10/28	230	231,523
5.52%, 07/17/28	340	345,191
Truist Bank, 2.25%, 03/11/30	60	54,457
Truist Financial Corp.
1.89%, 06/07/29, (1-day SOFR + 0.86%)(b)	135	128,182
1.95%, 06/05/30	135	121,105
3.88%, 03/19/29	225	219,535
4.92%, 07/28/33, (1-day SOFR + 2.24%)(b)	726	700,087
5.12%, 01/26/34, (1-day SOFR + 1.85%)(b)	135	132,445
5.71%, 01/24/35, (1-day SOFR + 1.92%)(b)	292	293,870
5.87%, 06/08/34, (1-day SOFR + 2.36%)(b)	335	340,924
6.12%, 10/28/33, (1-day SOFR + 2.30%)(b)	30	31,073
7.16%, 10/30/29, (1-day SOFR + 2.45%)(b)	70	73,148
U.S. Bancorp
1.38%, 07/22/30	200	174,941
2.49%, 11/03/36, (5-year CMT + 0.95%)(b)	471	405,713
2.68%, 01/27/33, (1-day SOFR + 1.02%)(b)	480	422,473
3.00%, 07/30/29	10	9,504
3.90%, 04/26/28	146	144,416
Schedule of Investments
118

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
4.65%, 02/01/29, (1-day SOFR + 1.23%)(b)	$500	$499,482
4.84%, 02/01/34, (1-day SOFR + 1.60%)(b)	220	213,296
4.97%, 07/22/33, (1-day SOFR + 2.11%)(b)	620	603,929
5.42%, 02/12/36, (1-day SOFR + 1.41%)(b)	65	64,658
5.68%, 01/23/35, (1-day SOFR + 1.86%)(b)	45	45,499
5.72%, 05/20/41, (5-year CMT + 1.25%)(b)	175	170,592
5.85%, 10/21/33, (1-day SOFR + 2.09%)(b)	295	302,474
UBS AG/London, 5.65%, 09/11/28	1,090	1,111,442
UBS AG/Stamford CT
4.30%, 03/16/29, (1-day SOFR + 0.81%)(b)	250	248,551
4.63%, 02/16/32, (1-day SOFR + 1.11%)(b)	250	245,028
7.50%, 02/15/28	160	166,680
Webster Financial Corp., 4.10%, 03/25/29	462	450,844
Wells Fargo & Co.
2.57%, 02/11/31, (3-mo. CME Term SOFR + 1.26%)(b)	25	23,037
3.07%, 04/30/41, (1-day SOFR + 2.53%)(b)	662	487,402
3.35%, 03/02/33, (1-day SOFR + 1.50%)(b)	152	137,923
3.90%, 05/01/45	102	77,729
4.40%, 06/14/46	240	188,111
4.61%, 04/25/53, (1-day SOFR + 2.13%)(b)	1,208	968,730
4.65%, 11/04/44	407	333,118
4.75%, 12/07/46	273	223,485
4.84%, 05/20/32, (1-day SOFR + 0.97%)(b)	400	393,742
4.90%, 07/25/33, (1-day SOFR + 2.10%)(b)	845	826,781
4.90%, 11/17/45	519	436,382
5.01%, 04/04/51, (3-mo. CME Term SOFR + 4.50%)(b)	1,448	1,242,892
5.38%, 11/02/43	167	151,956
5.50%, 01/23/35, (1-day SOFR + 1.78%)(b)	126	126,168
5.56%, 07/25/34, (1-day SOFR + 1.99%)(b)	290	292,198
5.61%, 01/15/44	497	462,182
5.95%, 12/01/86	1,035	1,016,980
6.49%, 10/23/34, (1-day SOFR + 2.06%)(b)	325	344,714
Series B, 7.95%, 11/15/29(a)	467	506,201
Westpac Banking Corp.
2.65%, 01/16/30	271	253,561
2.67%, 11/15/35, (5-year CMT + 1.75%)(b)	702	627,860
3.02%, 11/18/36, (5-year CMT + 1.53%)(b)	691	610,375
3.40%, 01/25/28	513	505,655
4.11%, 07/24/34, (5-year CMT + 2.00%)(a)(b)	308	298,654
5.62%, 11/20/35, (1-year CMT + 1.20%)(b)	695	686,775
Wintrust Financial Corp., 4.85%, 06/06/29	119	118,087
		251,476,206
Beverages — 2.7%
Anheuser-Busch Cos LLC/Anheuser-Busch InBev Worldwide, Inc.
4.70%, 02/01/36	1,347	1,275,765
4.90%, 02/01/46	2,045	1,788,626
Anheuser-Busch InBev Finance, Inc.
4.00%, 01/17/43	30	24,121
4.63%, 02/01/44	246	211,840
4.70%, 02/01/36	760	720,289
4.90%, 02/01/46	212	185,099
Anheuser-Busch InBev Worldwide, Inc.
3.50%, 06/01/30	661	631,541
3.75%, 07/15/42	30	23,444
4.38%, 04/15/38	186	168,641
4.44%, 10/06/48	557	451,000
4.50%, 06/01/50	215	184,667
4.60%, 04/15/48	290	244,936
Security	Par (000)	Value
Beverages (continued)
4.75%, 01/23/29	$835	$835,879
4.75%, 04/15/58	374	308,352
4.90%, 01/23/31	49	49,029
4.95%, 01/15/42	559	510,793
5.00%, 06/15/34	60	59,320
5.45%, 01/23/39	194	191,300
5.55%, 01/23/49	879	829,269
5.80%, 01/23/59(a)	389	377,501
5.88%, 06/15/35	416	434,597
8.00%, 11/15/39	165	199,533
8.20%, 01/15/39	391	477,882
Brown-Forman Corp.
4.00%, 04/15/38(a)	19	16,679
4.50%, 07/15/45(a)	64	52,930
Coca-Cola Co. (The)
1.38%, 03/15/31	1,157	1,001,349
1.65%, 06/01/30	477	427,725
2.00%, 03/05/31	240	213,653
2.13%, 09/06/29	217	202,322
2.25%, 01/05/32	1,982	1,751,927
2.50%, 06/01/40	108	76,899
2.50%, 03/15/51	366	207,466
2.60%, 06/01/50	344	201,790
2.75%, 06/01/60	348	190,339
3.00%, 03/05/51	482	304,267
3.45%, 03/25/30	448	431,296
4.20%, 03/25/50	388	306,343
4.65%, 08/14/34(a)	50	49,167
5.00%, 05/13/34(a)	100	100,585
5.20%, 01/14/55	183	166,619
5.40%, 05/13/64	105	96,364
Coca-Cola Femsa SAB de CV
1.85%, 09/01/32	103	84,688
2.75%, 01/22/30	60	55,715
5.25%, 11/26/43	205	191,112
Constellation Brands, Inc.
3.60%, 02/15/28(a)	40	39,375
3.75%, 05/01/50	142	100,211
4.10%, 02/15/48(a)	110	83,017
4.50%, 05/09/47	166	133,333
4.65%, 11/15/28	25	24,909
4.85%, 05/06/31	75	74,069
5.25%, 11/15/48	60	53,306
Diageo Capital PLC
2.00%, 04/29/30	2,317	2,090,390
2.13%, 04/29/32	1,120	955,108
2.38%, 10/24/29	2,026	1,882,831
3.88%, 05/18/28	2,600	2,568,731
5.30%, 10/24/27	410	413,603
5.63%, 10/05/33	218	222,565
5.88%, 09/30/36	465	479,549
Diageo Investment Corp.
4.25%, 05/11/42(a)	100	83,400
5.13%, 08/15/30	940	943,741
5.63%, 04/15/35	430	436,373
7.45%, 04/15/35	1,635	1,885,590
Fomento Economico Mexicano SAB de CV
3.50%, 01/16/50	195	136,559
4.38%, 05/10/43	20	16,975
Keurig Dr Pepper, Inc.
3.20%, 05/01/30	80	74,725
119
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Beverages (continued)
3.35%, 03/15/51	$115	$72,528
3.80%, 05/01/50	229	157,776
4.05%, 04/15/32	263	246,752
4.42%, 12/15/46(a)	176	138,918
4.50%, 11/15/45(a)	191	152,721
4.50%, 04/15/52(a)	325	251,403
4.60%, 05/25/28(a)	380	378,733
5.09%, 05/25/48	153	129,730
5.30%, 03/15/34(a)	30	29,580
Molson Coors Beverage Co.
4.20%, 07/15/46(a)	538	411,954
4.90%, 07/08/31	245	241,754
5.00%, 05/01/42(a)	348	306,665
5.50%, 07/08/36	460	450,326
PepsiCo, Inc.
1.63%, 05/01/30	224	200,690
2.63%, 07/29/29	948	898,417
2.75%, 03/19/30	5	4,677
2.75%, 10/21/51	10	5,925
2.88%, 10/15/49	140	86,951
3.38%, 07/29/49	165	112,844
3.63%, 03/19/50	240	170,650
3.88%, 03/19/60	125	88,924
4.00%, 03/05/42	115	94,299
4.00%, 05/02/47	108	83,746
4.45%, 04/14/46	307	257,328
4.88%, 11/01/40	254	237,206
5.50%, 01/15/40	174	173,774
7.00%, 03/01/29	39	41,278
		34,436,568
Biotechnology — 1.4%
Amgen, Inc.
2.30%, 02/25/31	109	97,314
2.45%, 02/21/30	1,110	1,022,372
2.77%, 09/01/53	75	42,167
3.00%, 01/15/52(a)	396	243,629
3.15%, 02/21/40	40	30,212
3.20%, 11/02/27	807	794,534
3.38%, 02/21/50	300	202,699
4.20%, 03/01/33	350	330,625
4.20%, 02/22/52	189	141,649
4.40%, 05/01/45	656	535,680
4.40%, 02/22/62(a)	272	201,873
4.56%, 06/15/48	454	369,464
4.66%, 06/15/51	965	781,794
4.88%, 03/01/53	87	72,400
4.95%, 10/01/41	207	187,412
5.15%, 11/15/41	307	282,584
5.25%, 03/02/33	1,160	1,161,089
5.65%, 06/15/42	60	58,587
5.65%, 03/02/53	745	694,241
5.75%, 03/15/40	134	133,070
5.75%, 03/02/63	514	475,717
6.38%, 06/01/37	165	175,406
6.40%, 02/01/39	188	197,823
Baxalta, Inc., 5.25%, 06/23/45	175	159,252
Biogen, Inc.
2.25%, 05/01/30	100	90,705
3.15%, 05/01/50	381	237,401
3.25%, 02/15/51(a)	156	97,819
5.20%, 09/15/45	640	572,842
Security	Par (000)	Value
Biotechnology (continued)
5.75%, 05/15/35(a)	$115	$116,925
6.45%, 05/15/55(a)	100	102,721
Gilead Sciences, Inc.
1.20%, 10/01/27	911	880,178
1.65%, 10/01/30	795	700,571
4.00%, 09/01/36	420	376,154
4.15%, 03/01/47	525	413,008
4.50%, 02/01/45	414	347,879
4.60%, 05/20/31	520	511,676
4.60%, 09/01/35	605	575,160
4.75%, 03/01/46	583	502,798
4.80%, 04/01/44	536	471,583
4.90%, 05/20/34	595	582,342
5.10%, 06/15/35(a)	530	523,157
5.25%, 10/15/33	840	846,730
5.60%, 11/15/64	80	74,343
5.65%, 12/01/41	352	347,010
Illumina, Inc., 2.55%, 03/23/31	175	156,345
Regeneron Pharmaceuticals, Inc., 2.80%, 09/15/50	241	140,110
Royalty Pharma PLC
3.30%, 09/02/40	125	94,053
3.35%, 09/02/51	167	106,739
3.55%, 09/02/50	334	223,575
5.40%, 09/02/34	65	64,379
5.90%, 09/02/54	155	147,443
5.95%, 09/25/55	115	110,665
		17,805,904
Building Materials — 2.2%
Carlisle Companies, Inc.
2.75%, 03/01/30	242	224,463
3.75%, 12/01/27	31	30,663
Carrier Global Corp.
2.70%, 02/15/31	591	536,482
2.72%, 02/15/30	120	111,563
3.38%, 04/05/40(a)	636	493,583
3.58%, 04/05/50	568	393,162
5.90%, 03/15/34	533	549,614
6.20%, 03/15/54(a)	90	91,786
Cemex SAB de CV, 5.75%, 06/05/36	500	487,870
CRH America Finance, Inc.
4.40%, 02/09/31	395	384,185
5.00%, 02/09/36	800	765,472
5.40%, 05/21/34	2,508	2,501,639
5.50%, 01/09/35	600	599,297
5.60%, 02/09/56(a)	25	23,243
5.88%, 01/09/55	55	53,320
CRH SMW Finance DAC
5.13%, 01/09/30	1,345	1,350,662
5.20%, 05/21/29(a)	2,950	2,974,655
Fortune Brands Innovations, Inc.
3.25%, 09/15/29(a)	483	459,214
4.00%, 03/25/32	852	796,622
4.50%, 03/25/52(a)	254	200,701
5.88%, 06/01/33(a)	1,357	1,387,641
Johnson Controls International PLC
4.95%, 07/02/64(c)	65	53,611
6.00%, 01/15/36(a)	540	560,646
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
1.75%, 09/15/30	2,535	2,237,082
Schedule of Investments
120

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Building Materials (continued)
2.00%, 09/16/31(a)	$1,186	$1,027,004
4.90%, 12/01/32	30	29,554
Lennox International, Inc., 5.50%, 09/15/28	400	404,959
Martin Marietta Materials, Inc.
3.20%, 07/15/51	338	212,069
4.25%, 12/15/47	80	61,818
5.15%, 12/01/34	50	48,945
5.50%, 12/01/54	490	446,786
Series CB, 2.50%, 03/15/30	53	48,708
Masco Corp.
3.13%, 02/15/51	60	37,223
3.50%, 11/15/27	48	47,320
4.50%, 05/15/47	105	84,916
Mohawk Industries, Inc., 3.63%, 05/15/30	5	4,760
Owens Corning
3.95%, 08/15/29	570	555,691
4.30%, 07/15/47	167	130,754
4.40%, 01/30/48	134	106,323
5.70%, 06/15/34(a)	25	25,327
5.95%, 06/15/54(a)	390	377,875
7.00%, 12/01/36	303	331,300
Trane Technologies Financing Ltd.
3.80%, 03/21/29	1,378	1,346,372
5.10%, 06/13/34	885	877,350
5.25%, 03/03/33	1,120	1,126,913
Trane Technologies Holdco, Inc.
3.75%, 08/21/28	2,813	2,769,432
4.30%, 02/21/48	172	137,062
5.75%, 06/15/43	291	290,591
Vulcan Materials Co.
4.50%, 06/15/47	112	91,248
4.70%, 03/01/48	44	36,635
4.95%, 12/01/29	50	50,110
5.70%, 12/01/54(a)	125	118,411
		28,092,632
Chemicals — 1.2%
Cabot Corp., 4.00%, 07/01/29(a)	65	63,316
CF Industries, Inc.
4.95%, 06/01/43	105	92,513
5.38%, 03/15/44	176	162,006
Dow Chemical Co. (The)
3.60%, 11/15/50	222	144,019
4.25%, 10/01/34(a)	236	213,131
4.38%, 11/15/42	225	178,795
4.63%, 10/01/44	93	74,213
4.80%, 05/15/49	172	135,062
5.15%, 02/15/34(a)	405	393,788
5.25%, 11/15/41(a)	79	70,311
5.55%, 11/30/48	255	222,734
5.60%, 02/15/54(a)	75	65,474
6.30%, 03/15/33(a)	298	311,039
6.90%, 05/15/53(a)	75	78,249
9.40%, 05/15/39(a)	309	400,351
Eastman Chemical Co.
4.50%, 12/01/28	25	24,796
4.65%, 10/15/44	190	157,381
4.80%, 09/01/42	154	132,706
Ecolab, Inc.
1.30%, 01/30/31	672	575,367
2.13%, 08/15/50	95	48,954
2.75%, 08/18/55	10	5,650
Security	Par (000)	Value
Chemicals (continued)
3.25%, 12/01/27	$2,172	$2,138,887
4.30%, 06/15/28	30	29,880
4.60%, 06/15/29	325	323,876
4.80%, 03/24/30	1,055	1,052,867
4.80%, 06/15/31	325	322,431
5.00%, 09/01/35	225	219,446
5.15%, 06/15/33	325	323,420
5.35%, 06/15/36	925	917,824
International Flavors & Fragrances, Inc.
4.38%, 06/01/47	254	201,229
4.45%, 09/26/28(a)	346	343,529
5.00%, 09/26/48(a)	118	100,905
LYB International Finance BV
4.88%, 03/15/44	230	189,165
5.25%, 07/15/43	205	177,690
LYB International Finance III LLC
3.63%, 04/01/51	234	151,078
3.80%, 10/01/60	427	262,663
4.20%, 10/15/49	222	158,072
4.20%, 05/01/50	263	187,017
5.50%, 03/01/34(a)	80	78,765
5.63%, 05/15/33(a)	516	515,510
LyondellBasell Industries NV, 4.63%, 02/26/55	391	291,015
Mosaic Co. (The)
4.88%, 11/15/41(a)	45	39,416
5.45%, 11/15/33(a)	377	373,482
5.63%, 11/15/43	115	106,104
Nutrien Ltd.
4.13%, 03/15/35	577	519,005
4.20%, 04/01/29	103	101,377
4.85%, 05/29/31	175	173,149
4.90%, 06/01/43	117	102,086
5.00%, 04/01/49	143	122,196
5.25%, 01/15/45(a)	196	177,443
5.35%, 05/29/36(a)	175	171,014
5.40%, 06/21/34	80	79,760
5.63%, 12/01/40	67	64,777
5.80%, 03/27/53	139	132,162
5.88%, 12/01/36	58	58,518
6.13%, 01/15/41	50	50,852
PPG Industries, Inc.
2.80%, 08/15/29	72	67,950
3.75%, 03/15/28	2	1,973
4.38%, 03/15/31	155	150,778
RPM International, Inc.
4.25%, 01/15/48	19	14,716
4.55%, 03/01/29	51	50,555
5.25%, 06/01/45	62	55,419
Sherwin-Williams Co. (The)
2.30%, 05/15/30	130	118,216
2.95%, 08/15/29	35	33,155
3.30%, 05/15/50(a)	5	3,243
3.80%, 08/15/49	15	10,835
4.00%, 12/15/42	70	55,191
4.50%, 06/01/47	528	428,674
4.55%, 08/01/45	192	158,658
Westlake Corp.
3.38%, 08/15/61	130	73,748
4.38%, 11/15/47	5	3,768
5.00%, 08/15/46	33	27,895
		15,061,239
121
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services — 1.4%
Automatic Data Processing, Inc.
1.25%, 09/01/30(a)	$4,229	$3,694,019
1.70%, 05/15/28	4,918	4,698,757
5.00%, 05/07/36	250	242,404
Block Financial LLC, 3.88%, 08/15/30(a)	284	268,301
Global Payments, Inc.
5.40%, 08/15/32(a)	85	83,547
5.95%, 08/15/52(a)	144	131,486
Moody's Corp.
3.10%, 11/29/61	210	119,311
3.25%, 05/20/50	49	31,248
4.25%, 02/01/29	20	19,790
4.88%, 12/17/48	214	181,158
5.25%, 07/15/44	42	38,269
PayPal Holdings, Inc.
2.30%, 06/01/30	2	1,825
2.85%, 10/01/29	20	18,843
3.25%, 06/01/50	211	135,726
4.95%, 06/01/31	175	172,461
5.05%, 06/01/52	51	42,789
5.25%, 06/01/62(a)	204	174,193
5.55%, 06/01/36	175	171,058
Quanta Services, Inc.
2.35%, 01/15/32	460	397,992
2.90%, 10/01/30	444	407,771
3.05%, 10/01/41	181	128,022
5.25%, 08/09/34	75	73,543
RELX Capital, Inc.
3.00%, 05/22/30	2,474	2,309,250
4.00%, 03/18/29	2,092	2,052,248
4.75%, 03/27/30	15	14,889
4.75%, 05/20/32	45	44,105
5.25%, 03/27/35	330	324,333
S&P Global, Inc.
2.30%, 08/15/60(a)	800	371,358
2.50%, 12/01/29	155	144,208
3.25%, 12/01/49	348	228,893
3.90%, 03/01/62(a)	115	78,856
4.80%, 12/04/35	70	66,629
Triton Container International Ltd./TAL International Container Corp., 3.25%, 03/15/32	780	690,092
		17,557,374
Computers — 1.8%
Accenture Capital, Inc., 5.60%, 07/10/36	200	197,917
Apple, Inc.
2.40%, 08/20/50	417	229,679
2.55%, 08/20/60	1,475	751,431
2.65%, 05/11/50	346	201,912
2.65%, 02/08/51(a)	380	219,329
2.70%, 08/05/51	487	282,728
2.80%, 02/08/61	324	174,680
2.85%, 08/05/61	433	235,417
2.95%, 09/11/49	306	191,626
3.35%, 08/08/32	210	195,447
3.45%, 02/09/45	273	199,516
3.75%, 09/12/47	170	125,666
3.75%, 11/13/47	82	60,771
3.85%, 05/04/43	36	28,740
3.85%, 08/04/46	598	455,395
3.95%, 08/08/52	533	393,580
4.10%, 08/08/62	395	286,351
Security	Par (000)	Value
Computers (continued)
4.25%, 02/09/47	$292	$235,520
4.38%, 05/13/45	250	208,479
4.50%, 02/23/36(a)	171	165,348
4.65%, 02/23/46	1,055	912,490
Dell International LLC/EMC Corp.
5.40%, 04/15/34(a)	35	34,795
8.10%, 07/15/36	227	263,422
8.35%, 07/15/46	259	313,017
Dell, Inc., 6.50%, 04/15/38	150	156,371
DXC Technology Co., 2.38%, 09/15/28(a)	70	66,213
Gartner, Inc.
4.95%, 03/20/31	1,565	1,510,836
5.60%, 11/20/35	530	500,544
Hewlett Packard Enterprise Co.
4.40%, 09/25/27	607	605,791
4.40%, 10/15/30	515	501,704
4.50%, 03/23/28	50	49,825
4.55%, 10/15/29	1,060	1,046,046
4.60%, 03/23/29	100	99,314
4.85%, 10/15/31	614	603,991
5.00%, 10/15/34	695	667,135
5.25%, 07/01/28	629	633,507
5.25%, 04/01/33	125	123,684
5.60%, 10/15/54(a)	335	295,143
6.20%, 10/15/35(a)	530	555,339
HP, Inc.
4.20%, 04/15/32(a)	450	423,532
5.50%, 01/15/33(a)	310	311,478
6.00%, 09/15/41(a)	521	510,911
IBM International Capital Pte. Ltd.
4.90%, 02/05/34	142	136,983
5.30%, 02/05/54	245	206,190
International Business Machines Corp.
2.95%, 05/15/50	138	80,105
3.50%, 05/15/29	1,238	1,197,930
4.00%, 02/03/29	200	196,516
4.00%, 06/20/42	185	143,763
4.15%, 05/15/39	179	149,843
4.25%, 05/15/49	580	424,289
4.30%, 02/03/31	40	38,760
4.60%, 02/03/33	100	96,179
4.70%, 02/19/46	174	141,014
4.75%, 02/06/33	135	131,566
4.90%, 07/27/52	95	75,811
5.10%, 02/06/53	100	81,911
5.60%, 11/30/39	101	98,525
5.70%, 02/10/55	100	88,734
5.80%, 02/03/56	115	103,558
5.88%, 11/29/32(a)	438	453,504
6.50%, 01/15/28	157	160,817
7.13%, 12/01/96	107	114,845
Kyndryl Holdings, Inc., 3.15%, 10/15/31(a)	925	771,277
Leidos, Inc.
2.30%, 02/15/31	215	189,801
4.38%, 05/15/30	656	638,726
5.00%, 03/15/36	100	94,585
NetApp, Inc.
2.70%, 06/22/30(a)	1,705	1,560,354
5.50%, 03/17/32	405	407,101
5.70%, 03/17/35	465	465,521
Schedule of Investments
122

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Computers (continued)
Teledyne FLIR LLC, 2.50%, 08/01/30	$75	$68,023
		23,340,851
Cosmetics & Personal Care — 0.5%
Colgate-Palmolive Co.
3.70%, 08/01/47	642	480,647
4.00%, 08/15/45	321	263,652
Estee Lauder Companies, Inc. (The)
3.13%, 12/01/49	228	145,150
4.15%, 03/15/47	126	97,967
4.38%, 06/15/45	94	75,986
6.00%, 05/15/37	74	76,968
Kenvue, Inc.
4.85%, 05/22/32	75	74,335
5.05%, 03/22/53	90	78,362
5.20%, 03/22/63	603	521,342
Procter & Gamble Co. (The)
3.00%, 03/25/30	65	61,507
3.50%, 10/25/47(a)	185	139,115
3.55%, 03/25/40	25	20,754
3.60%, 03/25/50(a)	30	22,293
4.10%, 11/03/32(a)	75	72,253
4.35%, 11/03/35(a)	75	70,990
4.60%, 05/01/35(a)	175	170,010
5.55%, 03/05/37	505	523,164
5.80%, 08/15/34	204	214,114
Unilever Capital Corp.
1.38%, 09/14/30	85	74,615
1.75%, 08/12/31	1,115	963,141
2.13%, 09/06/29	355	329,948
3.50%, 03/22/28	125	123,136
4.63%, 08/12/34	130	125,957
5.00%, 12/08/33	521	520,213
5.90%, 11/15/32	641	671,993
Series 30Y, 2.63%, 08/12/51	429	252,366
		6,169,978
Distribution & Wholesale — 0.5%
LKQ Corp.
5.75%, 06/15/28	1,815	1,835,258
6.25%, 06/15/33	1,930	1,976,101
WW Grainger, Inc.
3.75%, 05/15/46	124	93,845
4.20%, 05/15/47	246	197,500
4.45%, 09/15/34	1,774	1,698,256
4.60%, 06/15/45	378	325,903
		6,126,863
Diversified Financial Services — 3.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.00%, 10/29/28	524	503,423
3.30%, 01/30/32	1,136	1,024,874
3.40%, 10/29/33	754	658,293
3.85%, 10/29/41	462	360,289
3.88%, 01/23/28	552	545,218
4.95%, 09/10/34	117	111,706
5.30%, 01/19/34	419	411,191
6.50%, 01/31/56, (5-year CMT + 2.44%)(b)	380	381,343
6.95%, 03/10/55, (5-year CMT + 2.72%)(b)	596	610,756
Ally Financial, Inc.
6.85%, 01/03/30, (1-day SOFR + 2.82%)(b)	95	98,336
6.99%, 06/13/29, (1-day SOFR + 3.26%)(b)	20	20,621
Security	Par (000)	Value
Diversified Financial Services (continued)
8.00%, 11/01/31	$574	$630,921
8.00%, 11/01/31(a)	288	316,047
American Express Co.
4.05%, 12/03/42	375	306,252
4.42%, 08/03/33, (1-day SOFR + 1.76%)(b)	247	236,311
4.44%, 05/03/30, (1-day SOFR + 0.81%)(b)	455	450,019
4.80%, 10/24/36, (1-day SOFR + 1.24%)(b)	25	23,631
4.99%, 05/26/33, (1-day SOFR + 2.26%)(b)	75	73,333
5.02%, 04/25/31, (1-day SOFR + 1.44%)(b)	425	425,542
5.04%, 05/01/34, (1-day SOFR + 1.84%)(b)	110	108,376
5.28%, 07/26/35, (1-day SOFR + 1.42%)(b)	665	658,275
5.44%, 01/30/36, (1-day SOFR Index + 1.32%)(b)	295	293,798
5.53%, 04/25/30, (1-day SOFR Index + 1.09%)(b)	115	116,822
5.63%, 07/28/34, (1-day SOFR + 1.93%)(b)	402	403,227
5.67%, 04/25/36, (1-day SOFR + 1.79%)(b)	305	308,342
5.92%, 04/25/35, (1-day SOFR + 1.63%)(b)	520	527,047
6.49%, 10/30/31, (1-day SOFR + 1.94%)(b)	335	352,711
Apollo Global Management, Inc.
5.70%, 03/30/36	75	74,037
5.80%, 05/21/54(a)	120	111,354
6.00%, 12/15/54, (5-year CMT + 2.17%)(a)(b)	265	251,800
Ares Management Corp., 5.60%, 10/11/54(a)	310	272,024
Broadridge Financial Solutions, Inc.
2.60%, 05/01/31	647	575,227
2.90%, 12/01/29	729	681,327
5.75%, 05/15/36	125	123,584
Brookfield Capital Finance LLC, 6.09%, 06/14/33	507	521,371
Brookfield Finance I U.K. PLC/Brookfield Finance, Inc., 2.34%, 01/30/32	599	516,928
Brookfield Finance LLC/Brookfield Finance, Inc., 3.45%, 04/15/50	284	184,921
Brookfield Finance, Inc.
3.50%, 03/30/51	233	152,613
3.63%, 02/15/52	160	106,922
3.90%, 01/25/28(a)	141	139,492
4.35%, 04/15/30(a)	49	47,846
4.70%, 09/20/47	234	191,587
4.85%, 03/29/29	297	296,480
5.33%, 01/15/36	135	130,303
5.68%, 01/15/35	466	463,991
5.97%, 03/04/54	105	99,524
6.35%, 01/05/34	415	432,244
Capital One Financial Corp.
2.36%, 07/29/32, (1-day SOFR + 1.34%)(b)	427	367,044
2.62%, 11/02/32, (1-day SOFR + 1.27%)(b)	210	184,334
3.27%, 03/01/30, (1-day SOFR + 1.79%)(b)	75	72,038
3.80%, 01/31/28	560	553,350
4.72%, 01/30/32, (1-day SOFR + 1.15%)(b)	15	14,640
5.20%, 09/11/36, (1-day SOFR + 1.63%)(b)	480	457,460
5.25%, 07/26/30, (1-day SOFR + 2.60%)(b)	200	200,970
5.27%, 05/10/33, (1-day SOFR + 2.37%)(b)	510	503,708
5.40%, 01/30/37, (1-day SOFR + 1.51%)(b)	170	163,758
5.82%, 02/01/34, (1-day SOFR + 2.60%)(b)	165	166,798
5.88%, 07/26/35, (1-day SOFR + 1.99%)(b)	140	141,030
6.18%, 01/30/36, (1-day SOFR + 2.04%)(b)	140	140,139
6.31%, 06/08/29, (1-day SOFR + 2.64%)(b)	60	61,450
6.38%, 06/08/34, (1-day SOFR + 2.86%)(b)	310	322,000
6.70%, 11/29/32	424	452,769
7.62%, 10/30/31, (1-day SOFR + 3.07%)(b)	95	103,003
123
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
7.96%, 11/02/34, (1-day SOFR Index + 3.37%)(b)	$585	$660,513
Cboe Global Markets, Inc.
1.63%, 12/15/30(a)	1,260	1,094,908
3.00%, 03/16/32	567	508,191
Charles Schwab Corp. (The)
1.95%, 12/01/31	215	184,951
2.00%, 03/20/28	105	100,973
2.30%, 05/13/31	215	190,896
2.90%, 03/03/32	445	398,499
3.25%, 05/22/29	10	9,634
4.00%, 02/01/29	50	49,317
4.63%, 03/22/30	105	104,603
5.85%, 05/19/34, (1-day SOFR + 2.50%)(b)	80	82,127
6.14%, 08/24/34, (1-day SOFR + 2.01%)(b)	250	260,306
CME Group, Inc.
2.65%, 03/15/32	25	22,259
3.75%, 06/15/28(a)	129	127,376
5.30%, 09/15/43	45	42,995
Franklin Resources, Inc., 2.95%, 08/12/51	35	20,879
Intercontinental Exchange, Inc.
1.85%, 09/15/32	40	33,355
2.65%, 09/15/40	162	114,010
3.00%, 06/15/50(a)	117	72,870
3.00%, 09/15/60	853	477,557
3.75%, 09/21/28	95	93,255
3.95%, 12/01/28(a)	70	68,921
4.20%, 03/15/31	55	53,237
4.25%, 09/21/48	356	278,938
4.60%, 03/15/33	255	246,567
4.95%, 06/15/52(a)	305	263,173
5.20%, 06/15/62(a)	365	314,787
Invesco Finance PLC, 5.38%, 11/30/43	181	169,035
Jefferies Financial Group, Inc.
2.63%, 10/15/31	35	30,326
4.15%, 01/23/30	27	25,932
5.50%, 02/15/36	10	9,472
6.25%, 01/15/36	93	93,394
6.50%, 01/20/43(a)	185	182,221
Lazard Group LLC
5.63%, 08/01/35(a)	325	319,662
6.00%, 03/15/31(a)	25	25,727
Legg Mason, Inc., 5.63%, 01/15/44(a)	282	270,773
LPL Holdings, Inc.
5.65%, 03/15/35	315	308,471
5.75%, 06/15/35	535	526,681
Mastercard, Inc.
2.95%, 06/01/29	70	67,070
2.95%, 03/15/51	173	107,134
3.35%, 03/26/30	110	104,821
3.65%, 06/01/49	229	164,353
3.80%, 11/21/46	121	92,004
3.85%, 03/26/50	336	249,560
3.95%, 02/26/48	123	93,465
4.55%, 01/15/35(a)	255	243,861
4.88%, 05/09/34	205	201,808
Nasdaq, Inc.
1.65%, 01/15/31	255	221,926
3.25%, 04/28/50(a)	149	95,998
3.95%, 03/07/52	215	154,942
5.35%, 06/28/28	458	463,127
Security	Par (000)	Value
Diversified Financial Services (continued)
5.55%, 02/15/34	$673	$680,048
5.95%, 08/15/53(a)	104	101,193
6.10%, 06/28/63	146	142,160
Nomura Holdings, Inc.
2.17%, 07/14/28	735	699,962
2.61%, 07/14/31	447	394,426
2.68%, 07/16/30	432	392,689
2.71%, 01/22/29	561	531,997
3.00%, 01/22/32	200	177,774
3.10%, 01/16/30	700	654,212
5.55%, 07/14/36	210	205,163
5.78%, 07/03/34	210	212,575
5.84%, 01/18/28	245	248,278
6.07%, 07/12/28	210	214,405
6.09%, 07/12/33	200	206,878
6.18%, 01/18/33	200	207,602
ORIX Corp.
2.25%, 03/09/31	74	65,411
4.00%, 04/13/32(a)	235	221,646
5.20%, 09/13/32(a)	145	145,085
5.40%, 02/25/35	75	74,222
Raymond James Financial, Inc.
3.75%, 04/01/51	190	132,060
4.65%, 04/01/30(a)	382	378,751
4.90%, 09/11/35	640	608,700
4.95%, 07/15/46(a)	289	250,634
5.65%, 09/11/55	180	166,653
Sumisho Air Lease Corp.
2.88%, 01/15/32	266	235,239
3.00%, 02/01/30	94	87,513
3.25%, 10/01/29(a)	122	115,640
3.63%, 12/01/27(a)	253	249,571
4.63%, 10/01/28	88	87,625
Synchrony Financial
2.88%, 10/28/31(a)	239	209,844
3.95%, 12/01/27	907	896,970
4.95%, 02/25/32, (1-day SOFR + 1.53%)(b)	550	532,682
5.15%, 03/19/29	494	492,758
5.94%, 08/02/30, (1-day SOFR Index + 2.13%)(b)	260	263,798
6.00%, 07/29/36, (1-day SOFR + 2.07%)(b)	1,225	1,206,388
UBS Americas, Inc., 7.13%, 07/15/32	660	724,151
Visa, Inc.
2.00%, 08/15/50(a)	347	177,983
3.65%, 09/15/47	273	201,708
4.15%, 12/14/35	628	585,545
4.30%, 12/14/45	563	465,069
4.40%, 02/12/33	100	97,025
Voya Financial, Inc., 4.70%, 01/23/48, (3-mo. SOFR US + 2.34%)(b)	195	191,537
Western Union Co. (The), 6.20%, 11/17/36(a)	304	306,658
		43,571,858
Electric — 7.9%
AEP Texas, Inc.
3.45%, 05/15/51(a)	654	420,371
4.70%, 05/15/32	291	282,369
5.25%, 05/15/52	475	410,915
5.40%, 06/01/33	727	722,789
5.70%, 05/15/34	342	345,400
Series G, 4.15%, 05/01/49	125	92,739
Series H, 3.45%, 01/15/50	167	109,197
Schedule of Investments
124

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Series Q, 5.20%, 04/15/36(a)	$45	$43,369
Ameren Illinois Co., 5.63%, 03/01/55	200	187,534
Atlantic City Electric Co., 2.30%, 03/15/31	70	62,360
Avangrid, Inc., 3.80%, 06/01/29	5,010	4,861,776
Baltimore Gas and Electric Co.
3.20%, 09/15/49	604	386,671
3.50%, 08/15/46	454	319,495
3.75%, 08/15/47	238	171,905
4.25%, 09/15/48	236	183,100
5.15%, 06/01/33	380	376,652
5.40%, 06/01/53(a)	112	100,800
5.45%, 06/01/35	355	353,159
5.65%, 06/01/54	380	354,352
6.05%, 06/01/56	570	557,982
6.35%, 10/01/36	215	227,581
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42	347	266,057
3.60%, 03/01/52	575	397,747
3.95%, 03/01/48	354	268,767
4.50%, 04/01/44	201	169,755
5.30%, 04/01/53(a)	105	95,529
Series AC, 4.25%, 02/01/49	120	94,592
Series AD, 2.90%, 07/01/50	165	101,084
Series AF, 3.35%, 04/01/51	360	238,319
Series AQ, 4.95%, 08/15/35	25	24,132
Series AR, 4.85%, 04/01/36	50	47,712
Series K2, 6.95%, 03/15/33	48	52,467
Cleveland Electric Illuminating Co. (The), 5.95%, 12/15/36	550	557,679
CMS Energy Corp.
3.75%, 12/01/50, (5-year CMT + 2.90%)(b)	570	525,968
4.75%, 06/01/50, (5-year CMT + 4.12%)(b)	625	606,354
6.50%, 06/01/55, (5-year CMT + 1.96%)(b)	260	261,571
Commonwealth Edison Co.
2.20%, 03/01/30(a)	1,162	1,062,135
3.00%, 03/01/50	400	247,360
3.65%, 06/15/46	294	212,874
3.70%, 03/01/45	214	158,794
3.80%, 10/01/42(a)	190	148,619
4.00%, 03/01/48	277	208,020
4.00%, 03/01/49	220	164,602
4.35%, 11/15/45	202	163,234
4.55%, 06/01/31	150	147,093
4.60%, 08/15/43	60	51,322
4.70%, 01/15/44	128	110,160
5.65%, 06/01/54	123	115,167
5.85%, 06/01/56	250	240,668
5.90%, 03/15/36	368	379,225
5.95%, 06/01/55	275	267,416
6.45%, 01/15/38	169	180,275
Series 123, 3.75%, 08/15/47	299	217,119
Series 127, 3.20%, 11/15/49	297	191,753
Series 131, 2.75%, 09/01/51	40	23,063
Series 133, 3.85%, 03/15/52	50	35,560
Connecticut Light and Power Co. (The)
4.00%, 04/01/48(a)	782	594,602
4.30%, 04/15/44	380	311,104
4.95%, 08/15/34	45	43,719
5.25%, 01/15/53	430	385,447
Series A, 2.05%, 07/01/31	430	375,294
Series A, 4.15%, 06/01/45	574	457,208
Security	Par (000)	Value
Electric (continued)
Consolidated Edison Co. of New York, Inc.
3.60%, 06/15/61(a)	$163	$104,985
3.70%, 11/15/59	244	159,519
3.80%, 05/15/28	106	104,587
3.85%, 06/15/46	235	173,964
3.95%, 03/01/43	115	90,517
4.45%, 03/15/44	247	204,804
4.50%, 12/01/45	147	120,733
4.50%, 05/15/58	135	103,480
4.63%, 12/01/54	210	166,319
5.70%, 06/15/40	150	148,166
Series 05-A, 5.30%, 03/01/35	220	218,802
Series 06-A, 5.85%, 03/15/36	214	219,476
Series 06-B, 6.20%, 06/15/36	160	167,684
Series 07-A, 6.30%, 08/15/37(a)	153	160,723
Series 08-B, 6.75%, 04/01/38	223	243,153
Series 09-C, 5.50%, 12/01/39	242	235,930
Series 12-A, 4.20%, 03/15/42	159	131,169
Series 2017, 3.88%, 06/15/47	133	98,068
Series 20A, 3.35%, 04/01/30	463	439,380
Series 20B, 3.95%, 04/01/50	374	276,002
Series A, 4.13%, 05/15/49	168	126,518
Series B, 3.13%, 11/15/27	96	94,426
Series C, 3.00%, 12/01/60	535	298,284
Series C, 4.00%, 11/15/57	190	134,143
Series C, 4.30%, 12/01/56	189	141,166
Series D, 4.00%, 12/01/28	291	286,720
Series E, 4.65%, 12/01/48	133	108,931
Constellation Energy Generation LLC
5.60%, 06/15/42	64	60,982
5.75%, 10/01/41	92	90,129
5.80%, 03/01/33	645	660,508
6.25%, 10/01/39	205	209,475
Delmarva Power & Light Co., 4.15%, 05/15/45	269	212,764
Edison International
4.13%, 03/15/28	323	317,133
5.25%, 03/15/32	370	357,863
6.95%, 11/15/29	25	25,842
El Paso Electric Co.
5.00%, 12/01/44	125	106,295
6.00%, 05/15/35	102	102,884
Enel Chile SA, 4.88%, 06/12/28	1,240	1,240,756
Entergy Corp.
3.75%, 06/15/50	400	278,729
6.10%, 06/15/56, (5-year CMT + 2.01%)(b)	20	19,583
7.13%, 12/01/54, (5-year CMT + 2.67%)(b)	180	185,233
Entergy Louisiana LLC
2.90%, 03/15/51	624	370,730
4.20%, 09/01/48	275	210,703
4.20%, 04/01/50	263	199,412
4.95%, 01/15/45	585	511,525
5.65%, 04/15/56	130	120,837
5.70%, 03/15/54	314	294,368
Entergy Texas, Inc.
5.00%, 09/15/52	189	159,920
5.20%, 06/15/36	400	388,278
5.80%, 09/01/53	230	219,102
Eversource Energy
2.55%, 03/15/31	150	134,241
3.38%, 03/01/32(a)	265	241,118
3.45%, 01/15/50(a)	556	368,410
125
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
5.13%, 05/15/33	$39	$38,303
5.50%, 01/01/34	421	420,571
5.95%, 07/15/34	439	450,595
Series A, 6.10%, 08/15/56, (5-year CMT + 2.52%)(b)	75	74,185
Series B, 6.35%, 08/15/56, (5-year CMT + 2.33%)(a)(b)	350	349,016
Series M, 3.30%, 01/15/28	208	204,001
Series O, 4.25%, 04/01/29	152	149,761
Series R, 1.65%, 08/15/30(a)	2,627	2,306,994
Exelon Corp.
4.05%, 04/15/30	828	801,711
4.10%, 03/15/52	332	241,289
4.45%, 04/15/46	386	307,662
4.70%, 04/15/50	323	259,022
4.95%, 06/15/35(a)	278	263,915
5.10%, 06/15/45	316	276,434
5.45%, 03/15/34	300	299,530
5.60%, 03/15/53	252	229,009
5.63%, 06/15/35	200	199,972
5.88%, 03/15/55(a)	625	589,938
6.50%, 03/15/55, (5-year CMT + 1.98%)(b)	175	176,304
FirstEnergy Transmission LLC, 5.00%, 01/15/35	1,355	1,306,767
Florida Power & Light Co.
3.15%, 10/01/49	361	232,358
3.70%, 12/01/47	214	154,581
3.95%, 03/01/48	351	263,747
3.99%, 03/01/49	103	77,003
4.05%, 06/01/42	246	200,718
4.05%, 10/01/44	240	188,531
4.13%, 02/01/42	299	247,174
4.13%, 06/01/48	271	207,590
4.95%, 06/01/35	306	297,015
5.25%, 02/01/41	125	118,436
5.63%, 04/01/34	481	489,832
5.65%, 02/01/37(a)	167	169,863
5.69%, 03/01/40	115	114,497
5.80%, 03/15/65	65	61,194
5.90%, 06/01/66	100	95,281
5.95%, 02/01/38	201	206,790
5.96%, 04/01/39	140	143,267
Iberdrola International BV, 6.75%, 07/15/36	2,135	2,324,955
ITC Holdings Corp.
3.35%, 11/15/27	169	166,388
5.30%, 07/01/43	793	722,678
National Grid PLC
5.41%, 06/09/36	1,625	1,584,166
5.42%, 01/11/34	2,109	2,101,296
5.60%, 06/12/28	885	897,013
5.81%, 06/12/33	1,927	1,973,191
National Grid USA, 5.80%, 04/01/35	1,280	1,308,093
National Rural Utilities Cooperative Finance Corp.
3.70%, 03/15/29	25	24,344
4.02%, 11/01/32	196	183,846
4.30%, 03/15/49	442	351,586
4.40%, 11/01/48	184	147,375
Series C, 8.00%, 03/01/32	238	269,728
Nevada Power Co.
5.90%, 05/01/53	515	495,960
Series EE, 3.13%, 08/01/50(a)	333	211,034
Security	Par (000)	Value
Electric (continued)
NextEra Energy Capital Holdings, Inc.
2.25%, 06/01/30	$2,943	$2,668,117
2.75%, 11/01/29	3,586	3,368,568
3.00%, 01/15/52	70	41,148
3.50%, 04/01/29	1,188	1,150,450
4.40%, 03/01/31(a)	30	29,319
4.80%, 12/01/77, (3-mo. SOFR US + 2.67%)(b)	45	44,477
4.85%, 02/04/28	80	80,265
5.05%, 03/15/30	50	50,148
5.55%, 03/15/54	85	76,086
5.65%, 05/01/79(b)	10	9,954
5.85%, 03/01/56(a)	135	125,991
5.90%, 03/15/55	495	464,822
6.75%, 06/15/54, (5-year CMT + 2.46%)(b)	118	120,919
Series AA, 6.00%, 10/01/56, (5-year CMT + 1.84%)(b)	400	394,820
Series BB, 6.20%, 10/01/56, (5-year CMT + 1.77%)(b)	510	497,279
NSTAR Electric Co.
1.95%, 08/15/31	377	326,617
3.10%, 06/01/51(a)	453	286,134
3.25%, 05/15/29	590	567,620
3.95%, 04/01/30	1,438	1,388,894
4.40%, 03/01/44	449	374,690
4.55%, 06/01/52	350	281,617
4.65%, 05/15/31	100	98,316
4.95%, 09/15/52	5	4,276
5.20%, 03/01/35	70	68,949
5.20%, 05/15/36(a)	100	97,918
5.40%, 06/01/34	75	74,999
5.50%, 03/15/40(a)	205	199,715
Ohio Edison Co., 6.88%, 07/15/36	135	147,593
Ohio Power Co.
4.00%, 06/01/49	298	217,669
4.15%, 04/01/48	245	184,661
5.00%, 06/01/33	240	234,726
5.65%, 06/01/34	580	586,183
Series Q, 1.63%, 01/15/31	615	532,476
Series R, 2.90%, 10/01/51(a)	844	492,299
Oncor Electric Delivery Co. LLC
2.70%, 11/15/51	535	300,761
3.10%, 09/15/49	518	325,243
3.75%, 04/01/45	383	285,896
3.80%, 09/30/47	237	173,734
3.80%, 06/01/49	387	276,241
4.10%, 11/15/48	246	186,148
4.55%, 12/01/41	70	60,316
4.60%, 06/01/52	105	83,762
4.95%, 09/15/52	160	135,201
5.25%, 09/30/40	35	32,878
5.30%, 06/01/42	15	14,004
5.35%, 10/01/52	75	67,564
5.55%, 06/15/54	357	329,141
5.75%, 03/15/29	22	22,475
5.80%, 04/01/55(a)	60	57,256
5.90%, 03/15/56(d)	30	28,967
7.00%, 05/01/32(a)	5	5,467
7.25%, 01/15/33	102	113,105
7.50%, 09/01/38	65	75,376
Pacific Gas and Electric Co.
3.50%, 08/01/50	915	583,292
Schedule of Investments
126

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
3.95%, 12/01/47	$200	$140,521
4.25%, 03/15/46	72	54,457
4.30%, 03/15/45	188	144,102
4.40%, 03/01/32	140	133,400
4.45%, 04/15/42	120	96,938
4.50%, 07/01/40	414	343,620
4.60%, 06/15/43	132	107,095
4.75%, 02/15/44	145	119,085
4.95%, 07/01/50	765	609,852
5.25%, 03/01/52	576	484,137
5.90%, 06/15/32	594	606,304
5.90%, 10/01/54	35	31,758
6.10%, 10/15/55	250	231,432
6.15%, 01/15/33	479	492,408
6.30%, 08/15/56	200	189,950
6.70%, 04/01/53	30	30,368
6.75%, 01/15/53	578	579,450
PECO Energy Co.
2.85%, 09/15/51	125	73,645
3.00%, 09/15/49	643	402,360
3.05%, 03/15/51	110	68,068
3.70%, 09/15/47	390	281,797
3.90%, 03/01/48	457	339,439
4.15%, 10/01/44	353	281,638
4.60%, 05/15/52	120	96,504
5.25%, 09/15/54	475	421,300
5.65%, 09/15/55	250	234,859
5.95%, 10/01/36	151	155,992
Potomac Electric Power Co.
4.15%, 03/15/43	690	559,016
5.50%, 03/15/54	230	211,492
6.50%, 11/15/37	223	238,460
PPL Electric Utilities Corp.
3.00%, 10/01/49	248	155,872
3.95%, 06/01/47	57	43,145
4.15%, 06/15/48	19	14,720
4.85%, 02/15/34	275	267,791
5.00%, 05/15/33	531	525,146
5.25%, 05/15/53	640	571,258
5.75%, 05/15/56	255	243,099
6.25%, 05/15/39	142	148,873
Public Service Co. of New Hampshire
3.60%, 07/01/49	840	588,215
5.15%, 01/15/53	195	172,195
5.35%, 10/01/33	295	296,094
Series V, 2.20%, 06/15/31	582	512,216
Public Service Electric and Gas Co.
2.45%, 01/15/30	107	99,020
3.15%, 01/01/50	419	269,606
3.20%, 05/15/29	40	38,540
3.20%, 08/01/49	342	222,971
3.60%, 12/01/47	170	121,501
3.65%, 09/01/28	55	53,955
3.65%, 09/01/42	255	197,059
3.80%, 01/01/43(a)	155	122,128
3.80%, 03/01/46	397	297,625
3.85%, 05/01/49	323	236,451
3.95%, 05/01/42	131	105,677
4.05%, 05/01/48	201	153,265
5.30%, 08/01/54	105	94,648
5.45%, 08/01/53	56	51,572
Security	Par (000)	Value
Electric (continued)
5.50%, 03/01/40	$135	$131,916
5.80%, 05/01/37	48	49,358
Series Q, 5.50%, 03/01/55	355	328,199
Public Service Enterprise Group, Inc.
1.60%, 08/15/30	2,162	1,894,217
2.45%, 11/15/31	1,587	1,391,446
5.40%, 03/15/35	130	128,535
5.45%, 04/01/34	771	769,108
6.13%, 10/15/33	400	414,821
San Diego Gas & Electric Co.
4.15%, 05/15/48	209	159,049
4.50%, 08/15/40	242	210,301
6.00%, 06/01/39(a)	137	139,093
Series RRR, 3.75%, 06/01/47	198	144,234
Series TTT, 4.10%, 06/15/49	216	161,609
Series UUU, 3.32%, 04/15/50	419	270,453
Series WWW, 2.95%, 08/15/51(a)	118	71,555
Sempra
3.40%, 02/01/28	295	289,551
3.80%, 02/01/38	436	358,647
4.00%, 02/01/48	439	318,086
5.25%, 03/15/36	45	43,270
6.00%, 10/15/39	233	231,838
6.38%, 04/01/56, (5-year CMT + 2.63%)(b)	100	100,152
6.40%, 10/01/54, (5-year CMT + 2.63%)(b)	85	84,146
6.55%, 04/01/55, (5-year CMT + 2.14%)(b)	125	123,617
6.88%, 10/01/54, (5-year CMT + 2.79%)(b)	117	119,093
Southern California Edison Co.
2.25%, 06/01/30	85	76,431
2.85%, 08/01/29	50	47,039
3.45%, 02/01/52	475	299,039
3.65%, 02/01/50	397	261,709
4.00%, 04/01/47(a)	383	272,275
4.05%, 03/15/42	196	152,571
4.50%, 09/01/40	158	131,533
4.65%, 10/01/43	97	79,028
4.80%, 03/15/33	125	120,010
5.45%, 03/01/35	50	48,697
5.50%, 03/15/40	121	112,512
5.63%, 02/01/36	202	196,908
5.70%, 03/01/53	213	188,790
5.75%, 04/15/54	389	345,849
5.88%, 12/01/53	29	26,286
5.90%, 03/01/55	185	168,751
6.00%, 01/15/34	340	344,950
6.05%, 03/15/39	74	73,152
6.20%, 09/15/55	265	249,961
6.65%, 04/01/29(a)	281	289,721
Series 04-G, 5.75%, 04/01/35	122	121,100
Series 05-E, 5.35%, 07/15/35	144	138,737
Series 06-E, 5.55%, 01/15/37	105	102,063
Series 08-A, 5.95%, 02/01/38	145	143,218
Series 13-A, 3.90%, 03/15/43	157	116,865
Series 20A, 2.95%, 02/01/51	95	54,545
Series A, 4.20%, 03/01/29	20	19,596
Series B, 4.88%, 03/01/49	91	73,262
Series C, 3.60%, 02/01/45	218	150,243
Series C, 4.13%, 03/01/48	319	230,002
Series E, 5.45%, 06/01/52	69	59,417
Series H, 3.65%, 06/01/51	108	70,987
127
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Southern Power Co.
5.15%, 09/15/41	$325	$297,537
5.25%, 07/15/43(a)	20	18,095
Tampa Electric Co.
3.45%, 03/15/51(a)	55	37,029
5.00%, 07/15/52	285	245,578
Toledo Edison Co. (The), 6.15%, 05/15/37	255	268,344
		102,959,815
Electrical Components & Equipment — 0.3%
ABB Finance USA, Inc.
3.80%, 04/03/28	1,685	1,665,767
4.38%, 05/08/42	625	533,727
Acuity Brands Lighting, Inc., 2.15%, 12/15/30	1,291	1,146,492
		3,345,986
Electronics — 0.9%
Allegion PLC, 3.50%, 10/01/29	680	651,152
Allegion U.S. Holding Co., Inc.
3.55%, 10/01/27	457	451,811
5.41%, 07/01/32	657	661,331
5.60%, 05/29/34	595	598,615
Amphenol Corp., 2.80%, 02/15/30	41	38,273
Avnet, Inc.
3.00%, 05/15/31	390	347,620
5.50%, 06/01/32	510	506,769
Emerson Electric Co.
2.80%, 12/21/51	175	104,370
5.25%, 11/15/39	25	24,509
Flex Ltd.
4.88%, 06/15/29	484	479,994
4.88%, 05/12/30	823	808,129
Fortive Corp., 4.30%, 06/15/46	82	64,565
Honeywell International, Inc.
1.75%, 09/01/31	480	412,079
1.95%, 06/01/30	410	368,867
2.70%, 08/15/29(a)	687	649,795
3.81%, 11/21/47	228	168,920
4.50%, 01/15/34	355	339,516
4.75%, 02/01/32	300	296,514
4.95%, 09/01/31(a)	60	60,525
5.00%, 02/15/33	367	368,199
5.00%, 03/01/35	755	739,068
5.25%, 03/01/54	335	306,301
Hubbell, Inc.
3.50%, 02/15/28(a)	42	41,333
4.80%, 11/15/35	50	47,372
Keysight Technologies, Inc.
3.00%, 10/30/29	115	108,438
4.95%, 10/15/34	440	424,392
nVent Finance SARL, 4.55%, 04/15/28	57	56,660
Trimble, Inc.
4.90%, 06/15/28	426	424,809
6.10%, 03/15/33	1,205	1,238,048
Tyco Electronics Group SA
4.50%, 02/09/31	25	24,534
7.13%, 10/01/37	129	144,845
Vontier Corp.
2.40%, 04/01/28	213	204,771
2.95%, 04/01/31(a)	199	179,763
		11,341,887
Security	Par (000)	Value
Engineering & Construction — 0.6%
Jacobs Engineering Group, Inc.
5.90%, 03/01/33(a)	$1,880	$1,911,397
6.35%, 08/18/28	2,725	2,797,585
Jacobs Solutions, Inc.
4.75%, 03/03/31	2,245	2,191,678
5.38%, 03/03/36	1,010	968,439
		7,869,099
Environmental Control — 0.3%
Republic Services, Inc.
2.38%, 03/15/33(a)	65	55,497
3.05%, 03/01/50	363	232,404
5.70%, 05/15/41(a)	25	25,072
6.20%, 03/01/40	15	15,774
Veralto Corp.
4.85%, 01/15/32	385	378,710
5.35%, 09/18/28	838	846,958
5.45%, 09/18/33	1,240	1,247,936
Waste Connections, Inc.
2.60%, 02/01/30	15	13,950
2.95%, 01/15/52(a)	387	237,312
3.05%, 04/01/50	62	39,519
3.50%, 05/01/29	10	9,688
4.25%, 12/01/28	5	4,950
Waste Management, Inc.
2.50%, 11/15/50	156	89,007
4.15%, 07/15/49(a)	196	153,196
5.35%, 10/15/54(a)	65	60,031
		3,410,004
Food — 1.8%
Ahold Finance USA LLC, 6.88%, 05/01/29	278	291,658
Campbell's Co. (The), 4.15%, 03/15/28	835	826,177
Campbell's Company (The)
3.13%, 04/24/50	148	86,478
4.75%, 03/23/35(a)	140	128,005
4.80%, 03/15/48(a)	214	168,041
5.25%, 10/13/54	80	64,782
5.40%, 03/21/34(a)	353	340,696
Conagra Brands, Inc.
4.85%, 11/01/28	10	9,958
5.30%, 11/01/38(a)	385	354,641
5.40%, 11/01/48(a)	373	317,293
5.75%, 08/01/35(a)	195	192,681
7.00%, 10/01/28	45	46,705
8.25%, 09/15/30	450	496,507
Flowers Foods, Inc., 6.20%, 03/15/55	5	3,998
General Mills, Inc.
2.25%, 10/14/31	918	800,648
2.88%, 04/15/30	1,270	1,180,734
3.00%, 02/01/51(a)	261	160,558
4.20%, 04/17/28	793	786,438
4.95%, 03/29/33	171	167,294
5.25%, 01/30/35(a)	435	426,757
5.40%, 06/15/40	108	102,919
5.50%, 10/17/28(a)	225	228,363
Hershey Co. (The)
2.45%, 11/15/29	48	44,645
3.13%, 11/15/49	17	11,035
3.38%, 08/15/46	35	24,605
Hormel Foods Corp., 3.05%, 06/03/51	342	213,157
Schedule of Investments
128

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Food (continued)
Ingredion, Inc.
2.90%, 06/01/30	$1,109	$1,030,784
3.90%, 06/01/50(a)	283	203,083
J M Smucker Co. (The)
2.38%, 03/15/30	40	36,679
3.38%, 12/15/27	40	39,395
4.25%, 03/15/35	27	24,701
4.38%, 03/15/45(a)	162	131,311
6.20%, 11/15/33	60	62,978
6.50%, 11/15/43(a)	40	41,984
6.50%, 11/15/53(a)	405	426,245
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings, 6.50%, 12/01/52	170	165,243
Kellanova
2.10%, 06/01/30(a)	1,465	1,325,232
3.40%, 11/15/27(a)	1,212	1,196,719
4.30%, 05/15/28	1,379	1,371,298
5.25%, 03/01/33	830	832,428
5.75%, 05/16/54	20	19,023
Series B, 7.45%, 04/01/31	390	427,879
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40	243	232,904
Kraft Heinz Foods Co.
4.38%, 06/01/46	86	66,763
4.88%, 10/01/49	581	472,644
5.00%, 07/15/35	185	176,784
5.00%, 06/04/42	161	141,102
5.20%, 03/15/32	70	69,847
5.20%, 07/15/45	478	414,191
5.40%, 03/15/35(a)	175	172,937
5.50%, 06/01/50	395	348,305
6.50%, 02/09/40	187	192,306
6.88%, 01/26/39	265	283,277
Kroger Co. (The)
3.88%, 10/15/46	152	111,896
3.95%, 01/15/50(a)	223	161,034
4.45%, 02/01/47	356	283,377
4.65%, 01/15/48	180	146,488
5.00%, 09/15/34	430	415,534
5.00%, 04/15/42(a)	134	120,639
5.15%, 08/01/43(a)	131	118,104
5.40%, 07/15/40	120	113,913
5.40%, 01/15/49	95	85,597
5.50%, 09/15/54(a)	345	309,617
5.65%, 09/15/64(a)	275	246,117
6.90%, 04/15/38	141	154,659
7.50%, 04/01/31	191	210,035
McCormick & Co., Inc.
1.85%, 02/15/31(a)	305	266,336
2.50%, 04/15/30(a)	412	378,178
4.20%, 08/15/47(a)	312	239,087
4.70%, 10/15/34(a)	130	123,253
Mondelez International, Inc.
2.63%, 09/04/50	168	96,961
2.75%, 04/13/30	48	44,539
4.13%, 05/07/28	15	14,860
Sysco Corp.
2.40%, 02/15/30	187	171,128
3.30%, 02/15/50	235	149,836
4.45%, 03/15/48	109	85,050
4.50%, 04/01/46	92	73,465
4.85%, 10/01/45	88	74,272
Security	Par (000)	Value
Food (continued)
5.95%, 04/01/30	$237	$242,950
6.60%, 04/01/40	107	111,656
6.60%, 04/01/50(a)	385	392,028
Tyson Foods, Inc.
4.55%, 06/02/47	188	153,851
4.88%, 08/15/34	45	43,115
5.10%, 09/28/48(a)	282	245,097
5.15%, 08/15/44	70	62,842
		22,826,329
Forest Products & Paper — 0.3%
International Paper Co.
4.35%, 08/15/48(a)	68	52,292
4.40%, 08/15/47	249	195,155
4.80%, 06/15/44(a)	168	142,001
5.00%, 09/15/35	1,280	1,227,167
5.15%, 05/15/46	85	74,108
6.00%, 11/15/41	233	231,571
7.30%, 11/15/39	205	226,855
Suzano Austria GmbH
3.13%, 01/15/32(a)	222	195,939
4.00%, 01/15/31	324	303,806
5.00%, 01/15/30	442	434,419
6.00%, 01/15/29	468	474,973
		3,558,286
Gas — 1.2%
Atmos Energy Corp.
2.63%, 09/15/29	50	47,148
2.85%, 02/15/52	270	160,302
3.38%, 09/15/49	307	207,453
4.13%, 10/15/44	233	187,668
4.13%, 03/15/49	182	140,082
4.15%, 01/15/43	59	48,552
4.30%, 10/01/48	270	214,905
5.00%, 12/15/54(a)	120	103,341
5.20%, 08/15/35	60	59,340
5.45%, 01/15/56(a)	225	207,455
5.50%, 06/15/41	43	42,079
National Fuel Gas Co.
2.95%, 03/01/31	109	98,615
3.95%, 09/15/27	425	421,527
5.05%, 10/15/31	225	221,232
NiSource, Inc.
1.70%, 02/15/31	120	103,848
4.75%, 05/18/31(a)	175	172,543
5.00%, 06/15/52	420	353,981
5.30%, 05/18/36	100	97,334
5.35%, 04/01/34	960	955,559
5.35%, 07/15/35	395	388,385
5.40%, 06/30/33	266	267,328
5.75%, 07/15/56, (5-year CMT + 2.04%)(b)	350	344,420
5.85%, 04/01/55	715	672,622
5.95%, 06/15/41(a)	110	108,919
6.38%, 03/31/55, (5-year CMT + 2.53%)(b)	460	463,395
6.95%, 11/30/54, (5-year CMT + 2.45%)(b)	425	436,088
Northwest Natural Holding Co., 7.00%, 09/15/55, (5-year CMT + 2.70%)(a)(b)	325	329,121
ONE Gas, Inc.
2.00%, 05/15/30	1,525	1,374,684
4.25%, 09/01/32(a)	730	701,345
4.50%, 11/01/48	223	181,692
129
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Gas (continued)
4.66%, 02/01/44	$138	$118,572
5.10%, 04/01/29	715	720,077
5.45%, 09/01/36	900	892,450
Piedmont Natural Gas Co., Inc.
2.50%, 03/15/31	590	528,690
3.35%, 06/01/50	195	127,217
5.05%, 05/15/52	263	227,357
5.10%, 02/15/35	30	29,165
Southern California Gas Co.
5.13%, 11/15/40	95	88,479
6.00%, 06/15/55	105	102,066
Series UU, 4.13%, 06/01/48	274	207,722
Series VV, 4.30%, 01/15/49	306	237,800
Series WW, 3.95%, 02/15/50	300	217,100
Southwest Gas Corp.
3.18%, 08/15/51	115	73,612
3.70%, 04/01/28	40	39,353
3.80%, 09/29/46	174	127,080
4.05%, 03/15/32	500	472,433
4.15%, 06/01/49	196	148,047
Spire Missouri, Inc.
3.30%, 06/01/51	415	273,098
Series 2034, 5.15%, 08/15/34	275	271,512
Spire, Inc.
6.25%, 06/01/56, (5-year CMT + 2.56%)(a)(b)	610	607,511
6.45%, 06/01/56, (5-year CMT + 2.33%)(b)	315	313,753
Washington Gas Light Co.
3.65%, 09/15/49(a)	357	245,936
Series K, 3.80%, 09/15/46	90	66,368
		15,246,361
Hand & Machine Tools — 0.0%
Snap-on, Inc.
3.10%, 05/01/50	15	9,639
4.10%, 03/01/48(a)	15	11,609
Stanley Black & Decker, Inc., 2.30%, 03/15/30	35	31,855
		53,103
Health Care - Products — 1.2%
Abbott Laboratories
4.75%, 11/30/36(a)	435	415,112
4.90%, 11/30/46	116	102,994
5.30%, 05/27/40(a)	93	90,803
5.50%, 03/15/56	270	252,852
5.60%, 03/15/66	415	387,167
6.00%, 04/01/39	213	222,622
6.15%, 11/30/37	115	122,280
Agilent Technologies, Inc.
2.30%, 03/12/31	110	97,917
2.75%, 09/15/29	802	754,389
4.75%, 09/09/34	80	77,132
Augusta SpinCo Corp., 5.25%, 03/23/36	580	565,818
Baxter International, Inc., 2.54%, 02/01/32	66	56,712
Boston Scientific Corp.
4.70%, 03/01/49(a)	338	287,253
6.25%, 11/15/35	125	132,951
7.38%, 01/15/40	133	153,260
Danaher Corp.
2.60%, 10/01/50	325	186,060
2.80%, 12/10/51	553	327,362
4.38%, 09/15/45	197	162,565
Dentsply Sirona, Inc., 3.25%, 06/01/30(a)	659	609,190
Security	Par (000)	Value
Health Care - Products (continued)
DH Europe Finance II SARL
3.25%, 11/15/39	$313	$244,136
3.40%, 11/15/49	408	276,247
Edwards Lifesciences Corp., 4.30%, 06/15/28	3,140	3,116,708
GE HealthCare Technologies, Inc., 6.38%, 11/22/52(a)	288	293,626
Medtronic, Inc., 4.63%, 03/15/45(a)	392	339,410
Revvity, Inc.
2.25%, 09/15/31	870	757,141
2.55%, 03/15/31	665	594,986
3.30%, 09/15/29	115	109,338
3.63%, 03/15/51	206	140,450
Smith & Nephew PLC
2.03%, 10/14/30	548	484,683
5.40%, 03/20/34	121	119,968
Solventum Corp.
5.60%, 03/23/34(a)	175	175,643
5.90%, 04/30/54	151	142,085
STERIS Irish FinCo UnLtd Co.
2.70%, 03/15/31	2,206	1,985,613
3.75%, 03/15/51	442	301,557
Stryker Corp.
2.90%, 06/15/50(a)	148	92,347
4.10%, 04/01/43	99	80,132
4.38%, 05/15/44	157	130,146
4.63%, 03/15/46	266	225,265
Thermo Fisher Scientific, Inc.
2.60%, 10/01/29	25	23,454
4.10%, 08/15/47	302	238,131
4.98%, 08/10/30	40	40,154
5.09%, 08/10/33(a)	10	9,957
5.30%, 02/01/44	134	125,624
5.40%, 08/10/43	30	28,583
Zimmer Biomet Holdings, Inc.
2.60%, 11/24/31	650	575,614
4.45%, 08/15/45	166	139,697
5.20%, 09/15/34	50	49,022
5.75%, 11/30/39	150	149,107
		15,993,263
Health Care - Services — 3.1%
Aetna, Inc.
4.50%, 05/15/42	124	104,007
6.63%, 06/15/36	226	240,231
6.75%, 12/15/37	182	194,026
Cigna Group (The)
2.40%, 03/15/30(a)	486	446,298
3.20%, 03/15/40(a)	45	33,942
3.40%, 03/15/50(a)	292	192,606
3.40%, 03/15/51	339	221,867
3.88%, 10/15/47	328	239,934
4.38%, 10/15/28	1,020	1,011,998
4.80%, 08/15/38	277	254,631
4.80%, 07/15/46	344	290,291
4.90%, 12/15/48	823	693,712
5.00%, 05/15/29	40	40,248
5.13%, 05/15/31(a)	40	40,169
5.25%, 02/15/34(a)	620	615,119
5.40%, 03/15/33(a)	325	327,566
5.60%, 02/15/54	320	294,301
6.13%, 11/15/41	192	194,210
Schedule of Investments
130

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
Elevance Health, Inc.
2.25%, 05/15/30	$525	$477,316
2.55%, 03/15/31	157	141,017
2.88%, 09/15/29	738	696,669
3.13%, 05/15/50	160	98,982
3.60%, 03/15/51(a)	270	181,553
3.65%, 12/01/27	1,017	1,005,885
3.70%, 09/15/49	170	117,871
4.00%, 09/15/28	135	133,140
4.10%, 03/01/28	721	715,021
4.10%, 05/15/32	385	364,265
4.38%, 12/01/47	361	283,063
4.55%, 03/01/48	199	159,733
4.55%, 05/15/52	106	83,126
4.60%, 09/15/32	50	48,310
4.63%, 05/15/42	308	263,904
4.65%, 01/15/43	286	244,201
4.65%, 08/15/44	253	211,943
4.75%, 02/15/30	200	198,629
4.75%, 02/15/33	267	258,752
5.00%, 01/15/36	60	57,450
5.10%, 01/15/44	234	207,682
5.13%, 02/15/53	130	110,789
5.15%, 06/15/29	320	322,597
5.20%, 02/15/35	245	240,136
5.38%, 06/15/34	325	323,624
5.50%, 10/15/32	390	394,749
5.65%, 06/15/54	88	80,731
5.70%, 02/15/55	165	152,400
5.85%, 01/15/36	209	212,015
5.95%, 12/15/34	164	168,467
6.10%, 10/15/52	75	73,141
6.38%, 06/15/37	157	164,753
HCA, Inc.
2.38%, 07/15/31(a)	45	39,578
3.50%, 09/01/30	307	289,577
3.50%, 07/15/51	442	283,894
3.63%, 03/15/32	149	137,072
4.13%, 06/15/29	769	754,121
4.63%, 03/15/52	421	325,913
5.13%, 06/15/39	316	292,672
5.25%, 06/15/49	381	327,375
5.45%, 09/15/34(a)	40	39,730
5.50%, 06/01/33	729	731,872
5.50%, 06/15/47	409	366,713
5.60%, 04/01/34	130	130,577
5.75%, 03/01/35	105	105,844
5.88%, 02/01/29	275	280,176
5.90%, 06/01/53	240	222,960
5.95%, 09/15/54	171	159,755
6.00%, 04/01/54	275	259,312
6.10%, 04/01/64	228	214,952
6.20%, 03/01/55	180	173,996
Humana, Inc.
3.13%, 08/15/29	340	322,968
3.70%, 03/23/29	160	155,165
3.95%, 08/15/49	178	123,958
4.63%, 12/01/42	249	204,651
4.80%, 03/15/47	232	185,613
4.88%, 04/01/30	144	142,620
4.95%, 10/01/44	356	299,397
Security	Par (000)	Value
Health Care - Services (continued)
5.38%, 04/15/31	$430	$430,709
5.50%, 03/15/53	45	38,990
5.55%, 05/01/35	90	88,324
5.75%, 04/15/54	158	141,283
5.88%, 03/01/33	235	238,763
5.95%, 03/15/34	455	462,196
6.00%, 05/01/55	70	64,719
ICON Investments Six DAC
6.00%, 05/08/34	1,772	1,788,095
6.00%, 08/13/36(d)	500	498,986
IQVIA, Inc.
5.70%, 05/15/28	672	679,938
6.25%, 02/01/29	375	385,222
Laboratory Corp. of America Holdings
2.70%, 06/01/31	565	507,824
2.95%, 12/01/29	130	122,235
3.60%, 09/01/27	55	54,533
4.55%, 04/01/32(a)	95	92,173
4.70%, 02/01/45	441	382,547
4.80%, 10/01/34	160	153,360
Quest Diagnostics, Inc.
2.80%, 06/30/31(a)	648	585,797
2.95%, 06/30/30	918	853,822
4.20%, 06/30/29	610	599,619
4.63%, 12/15/29	40	39,697
4.70%, 03/30/45	226	198,132
5.00%, 12/15/34(a)	140	136,309
5.00%, 06/30/36	175	168,162
UnitedHealth Group, Inc.
2.00%, 05/15/30	80	72,193
2.30%, 05/15/31	45	39,919
2.75%, 05/15/40	40	28,767
2.88%, 08/15/29	301	285,710
3.13%, 05/15/60	410	234,571
3.25%, 05/15/51	321	205,563
3.50%, 08/15/39	85	67,860
3.70%, 08/15/49	352	247,815
3.85%, 06/15/28	236	233,081
3.88%, 12/15/28	175	172,033
3.88%, 08/15/59	384	260,163
3.95%, 10/15/42	200	159,672
4.00%, 05/15/29	195	191,366
4.20%, 05/15/32	560	536,184
4.20%, 01/15/47	86	67,289
4.25%, 01/15/29	510	504,659
4.25%, 03/15/43	175	143,849
4.25%, 04/15/47	65	51,182
4.25%, 06/15/48	340	265,020
4.38%, 03/15/42(a)	45	38,062
4.45%, 12/15/48	269	214,997
4.50%, 04/15/33	535	513,657
4.63%, 07/15/35(a)	318	300,966
4.63%, 11/15/41	195	170,208
4.75%, 07/15/45	590	504,798
4.75%, 05/15/52	270	221,544
4.90%, 04/15/31	35	34,916
4.95%, 05/15/62	294	239,557
5.00%, 04/15/34	639	625,600
5.05%, 04/15/53	45	38,536
5.15%, 07/15/34	605	597,530
5.20%, 04/15/63	115	97,437
131
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
5.30%, 02/15/30	$30	$30,395
5.35%, 02/15/33	895	902,663
5.38%, 04/15/54	245	219,104
5.50%, 04/15/64	80	71,092
5.63%, 07/15/54	670	622,043
5.70%, 10/15/40	143	142,543
5.75%, 07/15/64	465	429,883
5.80%, 03/15/36	189	193,842
5.88%, 02/15/53	307	294,942
5.95%, 02/15/41	140	141,591
6.05%, 02/15/63	215	208,289
6.50%, 06/15/37	161	172,658
6.63%, 11/15/37	209	226,769
6.88%, 02/15/38	293	323,033
		40,252,517
Holding Companies - Diversified — 0.3%
HA Sustainable Infrastructure Capital, Inc.
6.15%, 01/15/31(a)	940	955,560
6.38%, 07/01/34	629	633,435
6.75%, 07/15/35	250	256,152
North Haven Private Income Fund LLC
5.13%, 09/25/28	105	102,337
5.75%, 02/01/30(a)	1,445	1,399,432
		3,346,916
Home Builders — 0.1%
PulteGroup, Inc.
6.00%, 02/15/35	132	135,663
6.38%, 05/15/33(a)	122	128,797
7.88%, 06/15/32(a)	104	117,342
Sekisui House U.S., Inc.
2.50%, 01/15/31	148	129,586
3.85%, 01/15/30	49	46,346
3.97%, 08/06/61(a)	72	45,296
6.00%, 01/15/43	102	92,412
Toll Brothers Finance Corp., 4.35%, 02/15/28	357	355,127
		1,050,569
Home Furnishings — 0.2%
Leggett & Platt, Inc.
3.50%, 11/15/27	22	21,543
3.50%, 11/15/51	202	118,259
4.40%, 03/15/29	180	173,907
Sony Group Corp.
4.66%, 06/30/31	1,540	1,518,483
5.09%, 06/30/36	1,000	973,003
		2,805,195
Household Products & Wares — 1.1%
Avery Dennison Corp.
2.25%, 02/15/32	362	311,668
2.65%, 04/30/30	41	37,806
5.75%, 03/15/33	292	299,253
Church & Dwight Co., Inc.
2.30%, 12/15/31	1,625	1,419,299
3.95%, 08/01/47	30	22,870
5.00%, 06/15/52	342	297,794
5.60%, 11/15/32	220	227,018
Clorox Co. (The)
1.80%, 05/15/30(a)	1,537	1,371,080
3.10%, 10/01/27	1,191	1,173,676
3.90%, 05/15/28	1,022	1,007,927
4.40%, 05/01/29	523	516,583
Security	Par (000)	Value
Household Products & Wares (continued)
4.60%, 05/01/32	$955	$924,515
4.70%, 05/15/31	125	122,557
4.95%, 05/15/33	125	121,614
5.25%, 05/15/36	725	703,875
Kimberly-Clark Corp.
1.05%, 09/15/27	400	387,055
2.00%, 11/02/31(a)	1,365	1,184,215
2.88%, 02/07/50	166	103,907
3.10%, 03/26/30	461	434,862
3.20%, 04/25/29	1,459	1,403,522
3.90%, 05/04/47	175	133,261
3.95%, 11/01/28(a)	471	464,828
4.50%, 02/16/33	765	749,486
5.30%, 03/01/41	163	159,548
6.63%, 08/01/37	854	946,719
		14,524,938
Insurance — 3.4%
ACE Capital Trust II, Series N, 9.70%, 04/01/30	80	92,027
AEGON Funding Co. LLC, 5.63%, 05/07/36	700	682,303
Aegon Ltd., 5.50%, 04/11/48, (6-mo. SOFR US + 3.97%)(b)	1,648	1,647,288
Aflac, Inc.
3.60%, 04/01/30	62	59,237
4.75%, 01/15/49	42	35,567
Alleghany Corp., 4.90%, 09/15/44	9	7,811
Allstate Corp. (The)
5.35%, 06/01/33	286	287,242
5.55%, 05/09/35	91	91,717
6.50%, 05/15/67, (3-mo. SOFR US + 2.38%)(b)	230	231,132
American Financial Group, Inc.
4.50%, 06/15/47	74	58,503
5.25%, 04/02/30	5	5,012
American International Group, Inc.
3.88%, 01/15/35	180	161,645
4.38%, 06/30/50	230	181,683
4.50%, 07/16/44	185	154,733
4.75%, 04/01/48	80	67,371
4.80%, 07/10/45	40	34,485
5.13%, 03/27/33	70	69,309
Series A-9, 5.75%, 04/01/48, (3-mo. SOFR US + 3.13%)(a)(b)	25	25,094
Aon Corp.
2.80%, 05/15/30	150	138,454
3.75%, 05/02/29	115	111,740
4.50%, 12/15/28	4	3,973
6.25%, 09/30/40	70	73,286
Aon Corp./Aon Global Holdings PLC
2.60%, 12/02/31	120	105,639
5.00%, 09/12/32	290	286,208
5.35%, 02/28/33	175	174,800
Aon Global Ltd., 4.75%, 05/15/45	22	18,474
Aon North America, Inc., 5.75%, 03/01/54	330	304,108
Arch Capital Group Ltd.
3.64%, 06/30/50	150	103,989
7.35%, 05/01/34(a)	49	54,555
Arthur J Gallagher & Co.
2.40%, 11/09/31	75	65,461
3.05%, 03/09/52	146	86,923
3.50%, 05/20/51	10	6,579
5.50%, 03/02/33	185	185,838
5.55%, 02/15/55	225	203,524
Schedule of Investments
132

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
5.75%, 03/02/53	$25	$23,172
5.75%, 07/15/54(a)	190	176,627
6.75%, 02/15/54	115	121,102
Assurant, Inc.
2.65%, 01/15/32	1,425	1,234,988
3.70%, 02/22/30	1,769	1,682,738
4.90%, 03/27/28	1,356	1,357,403
5.55%, 02/15/36	675	659,917
Assured Guaranty U.S. Holdings, Inc., 3.15%, 06/15/31(a)	55	50,460
Athene Holding Ltd.
3.45%, 05/15/52	99	58,553
3.95%, 05/25/51(a)	36	23,663
6.15%, 04/03/30(a)	152	155,859
6.63%, 10/15/54, (5-year CMT + 2.61%)(b)	130	120,174
6.65%, 02/01/33(a)	55	57,047
6.88%, 06/28/55, (5-year CMT + 2.58%)(b)	45	42,119
Axis Specialty Finance LLC
3.90%, 07/15/29	57	55,179
4.90%, 01/15/40, (5-year CMT + 3.19%)(b)	125	122,367
Axis Specialty Finance PLC, 4.00%, 12/06/27	55	54,451
Berkshire Hathaway Finance Corp.
3.85%, 03/15/52	85	61,105
4.25%, 01/15/49	126	98,578
5.75%, 01/15/40	167	172,163
Brighthouse Financial, Inc., 4.70%, 06/22/47(a)	163	106,160
Brown & Brown, Inc.
4.20%, 03/17/32	230	215,789
4.50%, 03/15/29	70	69,131
4.95%, 03/17/52	44	35,392
6.25%, 06/23/55	90	86,525
Chubb INA Holdings LLC
1.38%, 09/15/30	45	39,176
2.85%, 12/15/51(a)	131	79,307
3.05%, 12/15/61	163	93,290
4.15%, 03/13/43	45	36,989
4.35%, 11/03/45	205	168,864
6.00%, 05/11/37	155	160,638
6.70%, 05/15/36	54	58,874
Series 1, 6.50%, 05/15/38	156	168,994
Cincinnati Financial Corp., 6.13%, 11/01/34	55	56,176
CNO Financial Group, Inc.
5.25%, 05/30/29	368	367,648
6.45%, 06/15/34	284	290,497
Enstar Group Ltd.
3.10%, 09/01/31	45	39,652
4.95%, 06/01/29	22	21,828
Equitable Holdings, Inc.
4.35%, 04/20/28	198	196,468
5.00%, 04/20/48	216	180,590
6.70%, 03/28/55, (5-year CMT + 2.39%)(b)	165	167,081
Everest Reinsurance Holdings, Inc.
3.13%, 10/15/52	202	119,822
3.50%, 10/15/50	45	29,373
4.87%, 06/01/44	30	25,568
Fairfax Financial Holdings Ltd.
3.38%, 03/03/31	25	23,103
5.63%, 08/16/32	135	136,191
6.50%, 05/20/55	245	244,127
Fidelity National Financial, Inc., 2.45%, 03/15/31	57	50,076
Security	Par (000)	Value
Insurance (continued)
First American Financial Corp.
2.40%, 08/15/31	$35	$30,289
4.00%, 05/15/30(a)	375	357,763
Hartford Insurance Group, Inc. (The)
2.80%, 08/19/29	2,530	2,393,151
2.90%, 09/15/51	335	200,175
3.60%, 08/19/49	106	73,620
4.30%, 04/15/43	172	141,282
5.95%, 10/15/36	1,046	1,074,253
6.10%, 10/01/41	168	170,446
Jackson Financial, Inc.
3.13%, 11/23/31	136	120,496
4.00%, 11/23/51	95	61,960
Kemper Corp., 3.80%, 02/23/32	30	26,729
Lincoln National Corp.
3.05%, 01/15/30(a)	40	37,446
3.40%, 01/15/31(a)	30	27,869
3.80%, 03/01/28(a)	50	49,234
4.35%, 03/01/48	39	29,469
6.30%, 10/09/37	75	76,835
7.00%, 06/15/40	73	77,217
Loews Corp., 6.00%, 02/01/35	35	36,337
Manulife Financial Corp.
3.70%, 03/16/32	1,430	1,336,338
4.06%, 02/24/32, (5-year USD ICE Swap + 1.65%)(a)(b)	1,001	995,222
4.99%, 12/11/35	525	504,089
5.38%, 03/04/46	253	233,796
Markel Group, Inc.
3.35%, 09/17/29	72	68,642
3.45%, 05/07/52	145	93,127
4.15%, 09/17/50	59	43,311
5.00%, 05/20/49	47	39,739
6.00%, 05/16/54(a)	111	105,519
Marsh & McLennan Companies, Inc.
2.25%, 11/15/30	237	212,501
4.20%, 03/01/48(a)	224	173,627
4.35%, 01/30/47(a)	246	196,303
4.38%, 03/15/29	738	730,262
4.75%, 03/15/39	110	100,313
4.90%, 03/15/49	331	280,868
4.95%, 03/15/36	15	14,365
5.00%, 03/15/35	110	106,051
5.40%, 03/15/55(a)	560	503,646
5.45%, 03/15/54(a)	15	13,633
5.70%, 09/15/53	35	32,922
5.88%, 08/01/33	494	510,892
MetLife, Inc.
4.05%, 03/01/45	304	238,396
4.13%, 08/13/42	166	135,015
4.55%, 03/23/30(a)	4	3,963
4.60%, 05/13/46	224	187,196
4.72%, 12/15/44	105	90,383
4.88%, 11/13/43	299	264,936
5.25%, 01/15/54	105	93,562
5.30%, 12/15/34(a)	377	376,095
5.38%, 07/15/33(a)	15	15,183
5.70%, 06/15/35	15	15,254
5.85%, 03/15/56, (5-year CMT + 1.82%)(b)	100	96,974
5.88%, 02/06/41	230	230,196
6.38%, 06/15/34	109	115,576
133
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
6.40%, 12/15/66	$1,149	$1,156,151
10.75%, 08/01/69(a)	369	471,442
Series G, 6.35%, 03/15/55, (5-year CMT + 2.08%)(b)	260	264,178
Principal Financial Group, Inc.
3.70%, 05/15/29	117	113,345
4.30%, 11/15/46	77	61,704
4.35%, 05/15/43	133	109,390
4.63%, 09/15/42	142	122,449
5.30%, 01/15/37	240	232,067
6.05%, 10/15/36	43	44,130
Progressive Corp. (The)
3.00%, 03/15/32	140	126,162
3.20%, 03/26/30	1,015	959,152
3.70%, 01/26/45	90	67,650
3.95%, 03/26/50(a)	76	56,474
4.00%, 03/01/29	10	9,837
4.13%, 04/15/47	237	184,501
4.20%, 03/15/48	177	139,005
4.35%, 04/25/44	127	104,561
4.95%, 06/15/33(a)	130	128,870
6.25%, 12/01/32	155	164,498
6.63%, 03/01/29	1,105	1,153,428
Prudential Financial, Inc.
2.10%, 03/10/30(a)	432	394,597
3.00%, 03/10/40	75	55,827
3.70%, 10/01/50, (5-year CMT + 3.04%)(b)	225	207,156
3.70%, 03/13/51(a)	475	330,374
3.88%, 03/27/28	115	113,792
3.91%, 12/07/47	191	140,873
3.94%, 12/07/49	19	13,796
4.35%, 02/25/50	266	208,151
4.42%, 03/27/48	97	77,099
4.50%, 09/15/47, (3-mo. SOFR US + 2.64%)(a)(b)	378	373,788
4.60%, 05/15/44(a)	192	162,505
5.13%, 03/01/52, (5-year CMT + 3.16%)(b)	200	193,216
5.20%, 03/14/35	90	88,347
5.70%, 12/14/36	230	232,870
5.70%, 09/15/48, (3-mo. SOFR US + 2.93%)(a)(b)	118	118,076
5.75%, 07/15/33(a)	261	269,664
6.00%, 09/01/52, (5-year CMT + 3.23%)(b)	365	366,759
6.50%, 03/15/54, (5-year CMT + 2.40%)(a)(b)	300	306,060
6.63%, 12/01/37	298	322,642
6.63%, 06/21/40	171	185,246
6.75%, 03/01/53, (5-year CMT + 2.85%)(b)	102	106,061
Prudential Funding Asia PLC
3.13%, 04/14/30	209	196,929
3.63%, 03/24/32	502	465,088
Reinsurance Group of America, Inc.
3.90%, 05/15/29	111	107,962
6.00%, 09/15/33	50	51,139
6.65%, 09/15/55, (5-year CMT + 2.39%)(a)(b)	70	69,772
RenaissanceRe Holdings Ltd., 5.75%, 06/05/33	5	5,030
Selective Insurance Group, Inc.
5.38%, 03/01/49(a)	160	142,168
5.90%, 04/15/35	70	71,211
Stewart Information Services Corp., 3.60%, 11/15/31	1,108	971,409
Transatlantic Holdings, Inc., 8.00%, 11/30/39	10	11,863
Security	Par (000)	Value
Insurance (continued)
Travelers Companies, Inc. (The)
2.55%, 04/27/50	$59	$33,619
3.75%, 05/15/46	156	116,100
4.00%, 05/30/47	263	201,043
4.05%, 03/07/48	232	177,948
4.10%, 03/04/49	100	76,936
4.30%, 08/25/45	174	140,661
4.60%, 08/01/43	225	194,150
5.35%, 11/01/40	333	320,601
6.25%, 06/15/37	291	308,823
6.75%, 06/20/36	164	179,777
Travelers Property Casualty Corp., 6.38%, 03/15/33	262	280,850
Unum Group
4.00%, 06/15/29	75	73,116
4.13%, 06/15/51	65	46,635
4.50%, 12/15/49	95	73,016
5.75%, 08/15/42	75	71,690
Willis North America, Inc.
2.95%, 09/15/29	321	302,225
3.88%, 09/15/49	177	125,626
5.05%, 09/15/48	146	124,715
5.15%, 03/15/36	120	114,660
5.90%, 03/05/54	280	264,902
XL Group Ltd., 5.25%, 12/15/43	765	700,078
		44,508,805
Internet — 1.7%
Alibaba Group Holding Ltd.
2.13%, 02/09/31	251	224,368
3.15%, 02/09/51	303	190,107
3.25%, 02/09/61	218	128,775
4.00%, 12/06/37	270	234,342
4.20%, 12/06/47	319	247,989
4.40%, 12/06/57	200	152,659
4.50%, 11/28/34	201	190,311
Alphabet, Inc.
2.05%, 08/15/50	253	126,662
2.25%, 08/15/60	2,273	1,047,063
5.25%, 05/15/55	10	8,641
5.30%, 05/15/65	75	63,169
5.45%, 11/15/55	445	394,210
5.65%, 02/15/56(a)	725	662,781
5.70%, 11/15/75	605	531,199
5.75%, 02/15/66	270	242,218
6.38%, 08/15/56	600	603,918
6.50%, 08/15/66	500	499,974
Amazon.com, Inc.
2.50%, 06/03/50	608	329,547
2.70%, 06/03/60	1,550	785,007
3.10%, 05/12/51	602	365,059
3.25%, 05/12/61	562	320,845
3.88%, 08/22/37(a)	513	445,372
3.95%, 04/13/52	580	410,702
4.05%, 08/22/47	621	463,617
4.10%, 04/13/62	270	185,297
4.25%, 08/22/57	753	542,825
4.70%, 12/01/32	215	211,301
4.80%, 12/05/34	420	409,074
4.95%, 12/05/44(a)	240	213,480
5.45%, 11/20/55	280	247,306
5.55%, 11/20/65	40	34,675
Schedule of Investments
134

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Internet (continued)
5.80%, 03/13/56	$1,105	$1,019,323
5.95%, 03/13/66	615	565,942
6.05%, 03/13/76	680	627,147
6.10%, 07/09/56	400	385,774
6.25%, 07/09/66	300	288,856
Baidu, Inc., 2.38%, 08/23/31	200	178,305
eBay, Inc.
3.65%, 05/10/51	389	268,542
4.00%, 07/15/42(a)	314	242,961
MercadoLibre, Inc., 4.90%, 01/15/33	25	24,119
Meta Platforms, Inc.
4.45%, 08/15/52	305	217,960
4.65%, 08/15/62(a)	547	380,305
5.40%, 08/15/54	410	332,291
5.50%, 11/15/45	200	173,549
5.55%, 08/15/64	730	581,976
5.60%, 05/15/53	465	390,311
5.63%, 11/15/55	1,195	997,873
5.75%, 05/15/63	551	454,847
5.75%, 11/15/65	1,125	925,819
6.20%, 05/15/46	100	93,899
6.30%, 05/15/56	1,200	1,105,740
6.45%, 05/15/66	1,015	928,691
Uber Technologies, Inc.
4.80%, 09/15/35	415	393,234
5.35%, 09/15/54(a)	485	429,977
		21,519,934
Iron & Steel — 0.1%
Nucor Corp.
2.98%, 12/15/55	482	285,626
4.40%, 05/01/48(a)	95	77,959
5.20%, 08/01/43	255	239,385
6.40%, 12/01/37	233	249,390
Steel Dynamics, Inc.
3.25%, 10/15/50	156	100,461
3.45%, 04/15/30	51	48,347
4.00%, 12/15/28	85	83,559
5.25%, 05/15/35	145	142,386
5.38%, 08/15/34	40	39,768
5.75%, 05/15/55	95	90,593
		1,357,474
Leisure Time — 0.0%
Brunswick Corp./DE, 4.40%, 09/15/32	107	100,164
Brunswick Corp/DE, 5.10%, 04/01/52(a)	15	11,394
Harley-Davidson, Inc., 4.63%, 07/28/45	681	478,400
		589,958
Lodging — 0.2%
Choice Hotels International, Inc.
3.70%, 12/01/29	67	64,119
3.70%, 01/15/31	67	62,580
5.85%, 08/01/34(a)	400	398,669
Hyatt Hotels Corp., 5.75%, 04/23/30	81	82,447
Las Vegas Sands Corp.
5.30%, 05/15/31	125	123,453
5.65%, 05/18/33(a)	125	123,038
6.20%, 08/15/34	80	80,860
Marriott International, Inc.
5.55%, 10/15/28	20	20,303
Series AA, 4.65%, 12/01/28	80	79,926
Series FF, 4.63%, 06/15/30	262	258,439
Security	Par (000)	Value
Lodging (continued)
Series GG, 3.50%, 10/15/32	$252	$228,556
Series X, 4.00%, 04/15/28	15	14,843
Sands China Ltd.
2.85%, 03/08/29	425	402,485
3.25%, 08/08/31	394	355,880
4.38%, 06/18/30	216	208,975
5.40%, 08/08/28	460	462,885
		2,967,458
Machinery — 1.6%
AGCO Corp., 5.80%, 03/21/34	562	563,610
Caterpillar Financial Services Corp., Series L, 4.50%, 05/15/31	160	157,216
Caterpillar, Inc.
3.25%, 09/19/49	122	82,021
3.25%, 04/09/50(a)	110	74,142
3.80%, 08/15/42	271	217,654
4.30%, 05/15/44	96	80,649
4.75%, 05/15/64(a)	598	499,191
5.20%, 05/27/41	240	232,150
5.30%, 09/15/35	130	131,164
6.05%, 08/15/36(a)	135	143,524
CNH Industrial Capital LLC
4.38%, 03/07/31	1,215	1,174,407
4.50%, 10/08/27	70	69,949
4.50%, 10/16/30	1,510	1,469,698
4.55%, 04/10/28	1,005	999,751
4.75%, 03/21/28	125	124,853
5.10%, 04/20/29	1,340	1,343,371
5.50%, 01/12/29	911	921,543
CNH Industrial NV, 3.85%, 11/15/27	2,213	2,191,141
Deere & Co.
2.88%, 09/07/49(a)	135	84,962
3.75%, 04/15/50	159	116,742
3.90%, 06/09/42(a)	79	64,475
5.45%, 01/16/35(a)	140	142,071
5.70%, 01/19/55	315	309,181
7.13%, 03/03/31	100	108,976
Dover Corp.
2.95%, 11/04/29	40	37,751
5.38%, 10/15/35	150	150,135
5.38%, 03/01/41	15	14,393
Flowserve Corp.
2.80%, 01/15/32	30	26,346
3.50%, 10/01/30	309	290,055
IDEX Corp., 2.63%, 06/15/31	250	223,669
Ingersoll Rand, Inc., 5.70%, 06/15/54(a)	105	99,706
John Deere Capital Corp.
3.45%, 03/07/29	30	29,179
3.90%, 06/07/32	405	384,518
4.35%, 09/15/32	410	397,733
5.10%, 04/11/34	67	66,726
5.15%, 09/08/33(a)	415	416,970
Series 1, 5.05%, 06/12/34	709	703,780
Series I, 4.20%, 03/10/31	50	48,580
Oshkosh Corp.
3.10%, 03/01/30	1,373	1,291,065
4.60%, 05/15/28	1,347	1,340,399
Otis Worldwide Corp., 3.36%, 02/15/50	89	59,673
Rockwell Automation, Inc.
2.80%, 08/15/61	210	112,451
3.50%, 03/01/29	55	53,479
135
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Machinery (continued)
4.20%, 03/01/49(a)	$112	$89,385
Westinghouse Air Brake Technologies Corp., 4.70%, 09/15/28	51	50,896
Xylem, Inc./New York
1.95%, 01/30/28	2,020	1,945,647
2.25%, 01/30/31(a)	1,816	1,621,020
5.20%, 06/01/33	270	268,477
5.45%, 06/01/36(a)	235	234,250
		21,258,724
Manufacturing — 1.1%
3M Co.
2.38%, 08/26/29	313	292,427
2.88%, 10/15/27	2,795	2,745,602
3.05%, 04/15/30	598	561,482
3.63%, 09/14/28	1,290	1,265,328
4.80%, 03/15/30(a)	285	284,443
5.15%, 03/15/35(a)	1,110	1,095,741
5.70%, 03/15/37(a)	770	782,329
DuPont de Nemours, Inc.
4.73%, 11/15/28(a)	45	44,912
4.73%, 11/15/28(d)	282	280,926
5.32%, 11/15/38	423	407,351
5.42%, 11/15/48	329	301,332
Eaton Corp.
3.92%, 09/15/47	16	12,228
4.00%, 11/02/32(a)	159	150,765
4.15%, 11/02/42	186	154,317
4.70%, 08/23/52	70	59,181
Illinois Tool Works, Inc., 3.90%, 09/01/42	114	91,879
Parker-Hannifin Corp.
3.25%, 06/14/29	53	50,894
4.00%, 06/14/49	232	175,355
4.10%, 03/01/47	58	45,404
4.20%, 11/21/34	96	89,319
4.45%, 11/21/44	81	67,762
6.25%, 05/15/38(a)	87	92,778
Pentair Finance SARL
4.50%, 07/01/29	1,076	1,058,223
5.90%, 07/15/32	1,725	1,751,454
Teledyne Technologies, Inc.
2.25%, 04/01/28	122	117,389
2.75%, 04/01/31	2,011	1,815,754
		13,794,575
Media — 1.6%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.85%, 04/01/61(a)	387	216,709
3.95%, 06/30/62	316	179,204
4.40%, 04/01/33	235	211,667
4.40%, 12/01/61	540	334,208
5.38%, 04/01/38	108	93,567
5.50%, 04/01/63(a)	584	429,435
5.75%, 04/01/48	536	433,963
6.38%, 10/23/35	579	564,551
6.48%, 10/23/45	935	830,852
6.83%, 10/23/55	351	315,783
7.09%, 09/01/38(d)	360	356,189
7.34%, 09/01/41(d)	1,167	1,157,295
Comcast Corp.
2.45%, 08/15/52	612	296,737
Security	Par (000)	Value
Media (continued)
2.65%, 08/15/62	$437	$199,116
2.80%, 01/15/51	25	13,283
2.89%, 11/01/51	756	404,588
2.94%, 11/01/56	1,174	598,956
2.99%, 11/01/63	953	464,365
3.20%, 07/15/36	114	92,383
3.25%, 11/01/39	79	57,589
3.40%, 04/01/30(a)	25	23,624
3.40%, 07/15/46	211	135,103
3.45%, 02/01/50	326	200,021
3.75%, 04/01/40	86	66,215
3.90%, 03/01/38	80	65,531
3.97%, 11/01/47	428	293,600
4.00%, 08/15/47	221	152,991
4.00%, 03/01/48	234	160,971
4.00%, 11/01/49	507	342,065
4.05%, 11/01/52	479	320,394
4.15%, 10/15/28	15	14,818
4.25%, 10/15/30	80	77,395
4.25%, 01/15/33	15	14,071
4.40%, 08/15/35	15	13,540
4.60%, 10/15/38(a)	140	122,304
4.60%, 08/15/45	221	173,990
4.65%, 07/15/42	390	317,222
4.70%, 10/15/48	546	417,283
4.75%, 03/01/44(a)	200	163,016
4.95%, 10/15/58	433	326,239
5.50%, 05/15/64	164	133,159
5.65%, 06/15/35(a)	70	69,646
6.45%, 03/15/37	448	463,659
6.50%, 11/15/35	295	310,478
6.55%, 07/01/39	165	168,351
6.95%, 08/15/37	281	301,828
7.05%, 03/15/33	125	136,173
FactSet Research Systems, Inc., 3.45%, 03/01/32(a)	915	824,749
Fox Corp.
5.48%, 01/25/39	244	231,755
5.58%, 01/25/49	409	368,397
6.50%, 10/13/33	50	52,682
NBCUniversal Media LLC
4.45%, 01/15/43	75	65,785
5.95%, 04/01/41	135	139,771
6.40%, 04/30/40	150	160,907
Space Exploration Technologies Corp., 6.65%, 07/15/56(a)(d)	500	444,473
Time Warner Cable Enterprises LLC, 8.38%, 07/15/33	260	283,433
Time Warner Cable LLC
5.50%, 09/01/41	368	306,371
5.88%, 11/15/40	308	267,329
6.55%, 05/01/37	310	298,279
6.75%, 06/15/39	456	434,185
7.30%, 07/01/38	528	529,893
TWDC Enterprises 18 Corp.
3.00%, 07/30/46	256	170,306
4.13%, 06/01/44	261	209,327
4.38%, 08/16/41	190	163,075
Series B, 7.00%, 03/01/32	55	60,467
Series E, 4.13%, 12/01/41	123	102,130
Schedule of Investments
136

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Media (continued)
Walt Disney Co. (The)
2.75%, 09/01/49	$671	$401,076
3.60%, 01/13/51	575	401,567
3.80%, 05/13/60	782	540,748
4.63%, 03/23/40(a)	35	31,702
4.70%, 03/23/50(a)	440	370,104
4.75%, 09/15/44	125	108,546
4.75%, 11/15/46	203	174,256
4.95%, 10/15/45	194	171,407
5.40%, 10/01/43	274	260,620
6.15%, 03/01/37	70	74,378
6.15%, 02/15/41(a)	109	113,660
6.20%, 12/15/34	10	10,655
6.40%, 12/15/35	40	43,238
6.55%, 03/15/33	51	55,336
6.65%, 11/15/37	223	243,822
7.75%, 12/01/45	255	307,710
		20,656,266
Metal Fabricate & Hardware — 0.0%
Valmont Industries, Inc.
5.00%, 10/01/44	70	61,223
5.25%, 10/01/54(a)	100	88,183
		149,406
Mining — 0.3%
AngloGold Ashanti Holdings PLC, 3.75%, 10/01/30	255	240,670
BHP Billiton Finance USA Ltd.
4.13%, 02/24/42	300	250,284
5.00%, 09/30/43	45	41,019
5.50%, 09/08/53	35	33,166
5.75%, 09/05/55	15	14,591
Freeport-McMoRan, Inc.
5.40%, 11/14/34	255	254,161
5.45%, 03/15/43	305	286,438
Newmont Corp.
2.60%, 07/15/32	261	230,540
4.88%, 03/15/42	201	183,954
5.45%, 06/09/44	43	41,100
5.88%, 04/01/35	45	46,586
Newmont Corp./Newcrest Finance Pty. Ltd., 4.20%, 05/13/50	30	23,299
Rio Tinto Alcan, Inc.
5.75%, 06/01/35	122	124,548
6.13%, 12/15/33	242	253,671
7.25%, 03/15/31	147	159,873
Rio Tinto Finance USA Ltd.
2.75%, 11/02/51	221	130,118
5.20%, 11/02/40	231	219,938
7.13%, 07/15/28	90	94,024
Rio Tinto Finance USA PLC
4.13%, 08/21/42	125	103,395
4.75%, 03/22/42	187	167,701
5.13%, 03/09/53	153	136,085
5.75%, 03/14/55	85	82,297
5.88%, 03/14/65	265	257,430
Southern Copper Corp.
5.25%, 11/08/42	56	51,503
5.88%, 04/23/45	280	274,593
6.75%, 04/16/40(a)	126	135,769
7.50%, 07/27/35	204	230,138
		4,066,891
Security	Par (000)	Value
Office & Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.
3.28%, 12/01/28	$322	$308,747
3.57%, 12/01/31	413	373,467
		682,214
Oil & Gas — 2.4%
Antero Resources Corp., 5.40%, 02/01/36	330	318,671
APA Corp.
5.35%, 07/01/49(a)	46	39,523
6.00%, 01/15/37	10	10,047
6.10%, 02/15/35	10	10,204
6.75%, 02/15/55	125	128,232
BP Capital Markets America, Inc.
2.77%, 11/10/50	367	217,319
2.94%, 06/04/51	451	274,655
3.00%, 02/24/50	531	332,371
3.00%, 03/17/52(a)	245	150,232
3.38%, 02/08/61	998	618,293
3.63%, 04/06/30	160	153,785
3.94%, 09/21/28	178	175,502
4.23%, 11/06/28	145	143,756
BP Capital Markets PLC, 3.72%, 11/28/28	100	98,023
Burlington Resources LLC
5.95%, 10/15/36	170	176,893
7.20%, 08/15/31(a)	280	306,698
Chevron USA, Inc., 5.25%, 11/15/43	75	72,615
ConocoPhillips
4.88%, 10/01/47	80	68,980
5.90%, 10/15/32	252	263,660
5.90%, 05/15/38	315	326,159
6.50%, 02/01/39	506	547,500
ConocoPhillips Co.
3.80%, 03/15/52	100	70,805
4.03%, 03/15/62	550	383,387
4.30%, 11/15/44	332	271,679
5.30%, 05/15/53	85	76,009
5.50%, 01/15/55	340	313,263
5.55%, 03/15/54	130	120,463
5.65%, 01/15/65	190	175,003
5.70%, 09/15/63	150	139,439
5.95%, 03/15/46	210	210,385
6.95%, 04/15/29	522	550,057
Devon Energy Corp.
4.75%, 05/15/42	170	147,727
5.00%, 06/15/45	151	131,698
5.60%, 07/15/41	291	279,007
5.75%, 09/15/54(a)	55	51,526
7.88%, 09/30/31	79	88,789
7.95%, 04/15/32	76	86,168
Diamondback Energy, Inc.
3.50%, 12/01/29(a)	549	526,281
5.40%, 04/18/34	160	159,758
5.55%, 04/01/35	205	206,113
5.75%, 04/18/54(a)	245	231,399
5.90%, 04/18/64	431	407,535
6.25%, 03/15/53	136	137,007
Eni USA, Inc., 7.30%, 11/15/27	240	247,243
EOG Resources, Inc.
3.90%, 04/01/35	52	46,709
4.38%, 04/15/30	88	86,581
4.95%, 04/15/50	243	209,395
5.95%, 07/15/55	35	34,351
137
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
EQT Corp.
5.00%, 01/15/29(a)	$255	$255,150
5.75%, 02/01/34	338	340,854
7.00%, 02/01/30	351	370,749
Exxon Mobil Corp.
3.10%, 08/16/49	138	89,479
3.45%, 04/15/51(a)	748	512,818
4.11%, 03/01/46	390	312,216
4.23%, 03/19/40	362	317,788
4.33%, 03/19/50	690	551,894
Hess Corp.
5.60%, 02/15/41	43	42,410
6.00%, 01/15/40	81	83,417
7.13%, 03/15/33	468	518,238
7.30%, 08/15/31	657	721,733
7.88%, 10/01/29	647	704,286
HF Sinclair Corp.
5.50%, 09/01/32	40	39,945
6.25%, 01/15/35	45	46,150
Marathon Petroleum Corp.
3.80%, 04/01/28	280	276,177
4.50%, 04/01/48	98	77,277
4.75%, 09/15/44	149	126,255
5.00%, 09/15/54(a)	75	62,552
6.50%, 03/01/41	351	367,456
Occidental Petroleum Corp.
4.40%, 04/15/46	126	101,571
6.05%, 10/01/54(a)	162	158,736
6.20%, 03/15/40	170	172,582
6.45%, 09/15/36	275	290,312
6.60%, 03/15/46	258	267,934
6.63%, 09/01/30	153	160,405
7.50%, 05/01/31	265	289,905
7.88%, 09/15/31	100	111,458
7.95%, 06/15/39	107	124,381
8.88%, 07/15/30	25	27,874
Ovintiv, Inc.
6.25%, 07/15/33(a)	299	312,282
6.50%, 08/15/34	401	422,941
6.50%, 02/01/38	52	54,281
6.63%, 08/15/37	165	174,675
7.10%, 07/15/53(a)	10	10,834
7.20%, 11/01/31	669	723,202
7.38%, 11/01/31	917	1,000,564
8.13%, 09/15/30	260	286,246
Phillips 66
3.30%, 03/15/52	134	85,068
3.90%, 03/15/28	166	164,590
4.65%, 11/15/34	363	346,276
4.88%, 11/15/44	447	387,770
5.30%, 06/30/33	455	455,493
5.50%, 03/15/55(a)	160	144,889
5.65%, 06/15/54(a)	170	157,445
5.88%, 05/01/42	362	359,501
Series B, 6.20%, 03/15/56, (5-year CMT + 2.17%)(b)	105	103,828
Shell Finance U.S., Inc.
3.00%, 11/26/51(a)	560	346,461
3.25%, 04/06/50(a)	390	258,401
4.38%, 05/11/45	10	8,217
6.38%, 12/15/38	422	450,914
Security	Par (000)	Value
Oil & Gas (continued)
Shell International Finance BV
3.25%, 04/06/50	$40	$26,558
4.00%, 05/10/46	100	77,685
4.13%, 05/11/35	315	291,708
4.38%, 05/11/45	15	12,332
6.38%, 12/15/38(a)	195	209,321
TotalEnergies Capital International SA
2.83%, 01/10/30	275	258,633
2.99%, 06/29/41	22	16,007
3.13%, 05/29/50	627	402,285
3.39%, 06/29/60(a)	647	402,267
3.46%, 07/12/49	318	217,738
TotalEnergies Capital SA
3.88%, 10/11/28	273	269,740
5.15%, 04/05/34	245	244,204
5.28%, 09/10/54	65	58,626
5.43%, 09/10/64	250	224,115
5.49%, 04/05/54(a)	504	469,290
5.64%, 04/05/64	422	391,896
Valero Energy Corp.
3.65%, 12/01/51	254	172,017
4.00%, 04/01/29	131	128,325
4.00%, 06/01/52	79	56,692
4.35%, 06/01/28	86	85,609
4.90%, 03/15/45(a)	83	72,429
6.63%, 06/15/37	516	556,302
7.50%, 04/15/32	325	362,181
Woodside Finance Ltd.
4.90%, 05/19/28(a)	570	570,312
5.10%, 09/12/34	1,645	1,591,886
5.40%, 05/19/30	455	458,958
5.70%, 09/12/54	250	230,027
		31,453,918
Oil & Gas Services — 0.4%
Baker Hughes Holdings LLC, 5.13%, 09/15/40	479	446,734
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.
3.14%, 11/07/29	1,010	959,569
3.34%, 12/15/27	1,718	1,693,212
4.08%, 12/15/47	204	156,113
5.85%, 06/15/56	55	52,552
Halliburton Co.
2.92%, 03/01/30	341	318,526
4.50%, 11/15/41	147	124,957
4.75%, 08/01/43	100	85,561
4.85%, 11/15/35(a)	252	239,070
5.00%, 11/15/45	430	375,070
6.70%, 09/15/38	143	153,911
7.45%, 09/15/39	294	334,166
NOV, Inc.
3.60%, 12/01/29	377	361,709
3.95%, 12/01/42(a)	147	112,162
Schlumberger Investment SA, 2.65%, 06/26/30	499	459,925
		5,873,237
Packaging & Containers — 0.1%
Amcor Finance USA, Inc.
4.50%, 05/15/28	108	107,472
5.63%, 05/26/33(a)	160	161,773
Amcor Flexibles North America, Inc.
2.63%, 06/19/30	17	15,596
Schedule of Investments
138

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Packaging & Containers (continued)
2.69%, 05/25/31	$20	$17,949
5.13%, 03/12/36(a)	60	57,759
5.50%, 03/17/35(a)	45	44,814
AptarGroup, Inc.
3.60%, 03/15/32	15	13,863
4.75%, 03/30/31	75	73,575
Berry Global, Inc., 5.65%, 01/15/34	339	340,909
Packaging Corp. of America, 4.05%, 12/15/49	14	10,478
Smurfit Kappa Treasury ULC, 5.78%, 04/03/54	280	267,287
Sonoco Products Co.
3.13%, 05/01/30	54	50,286
5.75%, 11/01/40(a)	115	112,865
WestRock MWV LLC, 8.20%, 01/15/30	103	112,941
WRKCo, Inc.
3.00%, 06/15/33(a)	210	182,642
4.20%, 06/01/32	65	61,660
4.90%, 03/15/29	20	19,996
		1,651,865
Pharmaceuticals — 4.1%
AbbVie, Inc.
4.05%, 11/21/39	740	630,951
4.25%, 11/21/49	1,270	988,835
4.30%, 05/14/36	437	401,267
4.40%, 03/15/33	70	67,129
4.40%, 11/06/42	610	518,488
4.45%, 05/14/46	567	467,648
4.50%, 05/14/35	838	788,997
4.70%, 05/14/45	728	626,199
4.85%, 06/15/44	99	87,147
4.88%, 11/14/48	488	420,591
5.40%, 03/15/54(a)	382	349,817
5.50%, 03/15/64	840	763,992
5.60%, 03/15/55	85	80,085
5.65%, 03/15/66	50	46,590
Astrazeneca Finance LLC, 4.88%, 03/03/33(a)	398	393,971
AstraZeneca PLC
4.00%, 01/17/29(a)	655	646,812
4.00%, 09/18/42	340	277,479
4.38%, 11/16/45	346	287,808
4.38%, 08/17/48	195	159,485
6.45%, 09/15/37	798	861,094
Becton Dickinson & Co., 4.67%, 06/06/47	505	425,097
Bristol-Myers Squibb Co.
2.55%, 11/13/50	444	247,788
3.25%, 08/01/42	398	291,420
3.70%, 03/15/52	276	192,287
3.90%, 03/15/62	448	305,618
4.25%, 10/26/49	918	713,156
4.35%, 11/15/47	365	291,641
4.50%, 03/01/44	325	273,614
4.55%, 02/20/48	332	272,295
4.63%, 05/15/44	70	59,875
5.00%, 08/15/45	361	320,157
5.55%, 02/22/54	672	624,872
5.65%, 02/22/64	185	173,857
6.40%, 11/15/63(a)	260	272,557
Cardinal Health, Inc.
4.37%, 06/15/47	252	199,465
4.50%, 09/15/30	170	166,762
4.60%, 03/15/43(a)	59	49,772
4.90%, 09/15/45	84	72,111
Security	Par (000)	Value
Pharmaceuticals (continued)
5.00%, 11/15/29	$215	$215,313
5.15%, 09/15/35(a)	465	452,787
5.35%, 11/15/34	740	732,782
5.45%, 02/15/34	820	820,937
5.75%, 11/15/54	200	190,018
Cencora, Inc.
2.70%, 03/15/31(a)	165	149,239
2.80%, 05/15/30	50	46,291
3.45%, 12/15/27	35	34,504
3.95%, 02/13/29	55	53,914
4.25%, 11/15/30	55	53,338
4.25%, 03/01/45	317	254,452
4.30%, 12/15/47	130	102,856
4.60%, 02/13/33(a)	75	72,388
4.90%, 02/13/36	220	209,891
5.13%, 02/15/34	592	582,531
CVS Health Corp.
4.78%, 03/25/38	1,130	1,026,657
4.88%, 07/20/35	245	232,164
5.05%, 03/25/48	1,815	1,536,775
5.13%, 07/20/45	918	797,119
5.25%, 02/21/33(a)	359	357,800
5.30%, 06/01/33	120	119,252
5.30%, 12/05/43	312	280,997
5.63%, 02/21/53	380	341,811
5.88%, 06/01/53(a)	190	176,896
6.00%, 06/01/63	299	277,706
6.13%, 09/15/39	256	257,386
Eli Lilly & Co.
2.25%, 05/15/50	35	18,951
2.50%, 09/15/60	870	444,244
3.38%, 03/15/29	32	31,080
3.70%, 03/01/45	266	202,242
3.95%, 05/15/47	75	57,767
3.95%, 03/15/49	490	373,201
4.15%, 03/15/59	474	351,546
4.95%, 02/27/63	93	78,457
5.00%, 02/09/54	144	126,240
5.05%, 08/14/54(a)	25	22,039
5.10%, 02/09/64	290	250,493
5.20%, 08/14/64	215	188,874
5.50%, 02/12/55(a)	50	47,139
5.55%, 03/15/37	212	219,317
5.60%, 02/12/65	65	60,951
5.65%, 10/15/65	50	47,140
GlaxoSmithKline Capital PLC, 3.38%, 06/01/29	35	33,890
GlaxoSmithKline Capital, Inc.
3.88%, 05/15/28	85	84,156
4.20%, 03/18/43	100	83,024
4.88%, 04/15/35	50	48,440
5.38%, 04/15/34	25	25,271
6.38%, 05/15/38	639	681,711
Johnson & Johnson
2.45%, 09/01/60	831	427,307
3.50%, 01/15/48	160	115,967
3.70%, 03/01/46	423	325,008
3.75%, 03/03/47	357	272,540
4.50%, 09/01/40	236	216,087
4.50%, 12/05/43	222	199,116
4.85%, 05/15/41	208	196,735
5.85%, 07/15/38	221	233,544
139
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
5.95%, 08/15/37	$203	$216,571
McKesson Corp.
4.95%, 05/30/32	90	89,405
5.10%, 07/15/33(a)	729	727,630
5.25%, 05/30/35	65	64,545
Merck & Co., Inc.
2.45%, 06/24/50	210	116,725
2.75%, 12/10/51	144	83,844
2.90%, 12/10/61	796	433,990
3.60%, 09/15/42	340	262,344
3.70%, 02/10/45	724	545,763
3.90%, 03/07/39	27	22,965
4.00%, 03/07/49	247	186,685
4.15%, 05/18/43	507	416,239
4.50%, 05/17/33(a)	290	281,950
5.15%, 05/17/63	395	341,790
5.70%, 12/04/65	145	136,560
6.50%, 12/01/33	382	413,299
6.55%, 09/15/37	172	188,807
Merck Sharp & Dohme Corp., 5.75%, 11/15/36	215	225,014
Mylan, Inc., 5.20%, 04/15/48	99	80,094
Novartis Capital Corp.
2.20%, 08/14/30	245	222,232
2.75%, 08/14/50	572	344,979
3.80%, 09/18/29	760	741,926
4.00%, 09/18/31(a)	200	192,904
4.00%, 11/20/45(a)	245	194,240
4.10%, 03/16/29	105	103,718
4.10%, 11/05/30	120	116,640
4.20%, 09/18/34(a)	1,565	1,475,733
4.40%, 03/18/31	295	289,270
4.40%, 05/06/44	161	136,261
4.60%, 03/18/33	195	190,015
4.60%, 11/05/35	1,555	1,484,660
4.70%, 09/18/54	625	523,580
4.90%, 03/18/36	620	600,810
5.70%, 03/18/56	40	38,821
Pfizer Investment Enterprises Pte. Ltd.
4.75%, 05/19/33	781	761,627
5.30%, 05/19/53	947	848,200
5.34%, 05/19/63	1,308	1,143,265
Pfizer, Inc.
2.70%, 05/28/50	658	387,806
4.00%, 12/15/36(a)	165	147,796
4.00%, 03/15/49	368	277,065
4.13%, 12/15/46	256	201,409
4.20%, 09/15/48	262	203,939
4.40%, 05/15/44	35	29,447
7.20%, 03/15/39	197	223,783
Takeda Pharmaceutical Co. Ltd.
3.18%, 07/09/50	536	340,342
3.38%, 07/09/60	657	400,384
5.65%, 07/05/44	200	191,504
5.80%, 07/05/64	235	221,224
Utah Acquisition Sub, Inc., 5.25%, 06/15/46	109	89,510
Viatris, Inc., 4.00%, 06/22/50	507	339,952
Zoetis, Inc.
2.00%, 05/15/30	1,631	1,467,809
3.00%, 09/12/27	1,371	1,352,380
3.00%, 05/15/50(a)	60	37,203
3.90%, 08/20/28	590	581,254
Security	Par (000)	Value
Pharmaceuticals (continued)
3.95%, 09/12/47	$256	$192,087
4.15%, 08/17/28	135	133,676
4.45%, 08/20/48	31	24,887
4.70%, 02/01/43	403	347,680
5.00%, 08/17/35(a)	1,890	1,825,347
5.60%, 11/16/32	1,228	1,252,696
		53,167,291
Pipelines — 4.6%
Boardwalk Pipelines LP, 4.80%, 05/03/29	129	128,642
Cheniere Corpus Christi Holdings LLC
2.74%, 12/31/39	1,231	1,035,830
3.70%, 11/15/29	1,774	1,710,054
Cheniere Energy Partners LP
3.25%, 01/31/32	148	134,018
4.00%, 03/01/31	56	53,388
4.50%, 10/01/29	130	128,442
5.35%, 11/30/36(d)	80	77,710
5.95%, 06/30/33	286	294,375
6.05%, 11/30/56(d)	35	33,783
Cheniere Energy, Inc.
4.63%, 10/15/28(a)	3,378	3,359,746
5.20%, 07/30/36(d)	370	356,885
5.65%, 04/15/34	1,815	1,830,352
6.00%, 07/30/56(d)	40	38,456
Columbia Pipeline Group, Inc., 5.80%, 06/01/45	31	29,627
DCP Midstream Operating LP
5.13%, 05/15/29	85	85,431
5.60%, 04/01/44	80	75,651
8.13%, 08/16/30	61	67,833
Enbridge Energy Partners LP
5.50%, 09/15/40	30	28,613
7.38%, 10/15/45	144	160,794
Series B, 7.50%, 04/15/38	167	188,993
Enbridge, Inc.
2.50%, 08/01/33	985	826,859
3.13%, 11/15/29	190	180,081
3.40%, 08/01/51	130	84,364
4.00%, 11/15/49	233	170,281
4.20%, 11/20/28	65	64,237
4.50%, 06/10/44	179	148,234
4.60%, 06/20/28(a)	75	74,820
4.85%, 03/27/31	55	54,364
4.90%, 06/20/30	115	114,617
5.20%, 11/20/35	150	145,590
5.45%, 03/27/36	310	305,915
5.50%, 12/01/46	177	164,572
5.63%, 04/05/34	264	266,730
5.70%, 03/08/33	565	575,540
5.95%, 04/05/54	256	246,137
6.70%, 11/15/53(a)	115	121,140
7.20%, 06/27/54, (5-year CMT + 2.97%)(b)	196	205,302
7.38%, 03/15/55, (5-year CMT + 3.12%)(b)	1,022	1,065,195
Energy Transfer LP
4.15%, 09/15/29	265	259,162
4.90%, 03/15/35	122	115,862
5.00%, 05/15/44	1,040	886,922
5.00%, 05/15/50	446	365,718
5.40%, 10/01/47	90	79,067
5.75%, 02/15/33	95	96,888
5.95%, 05/15/54	140	129,985
6.00%, 06/15/48	191	179,827
Schedule of Investments
140

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
6.05%, 09/01/54	$155	$145,731
6.20%, 04/01/55	185	177,447
6.25%, 04/15/49	315	304,967
6.63%, 10/15/36	40	42,391
7.50%, 07/01/38	175	196,857
Enterprise Products Operating LLC
2.80%, 01/31/30	54	50,554
3.13%, 07/31/29	60	57,417
3.30%, 02/15/53(a)	179	114,833
3.95%, 01/31/60	209	145,915
4.15%, 10/16/28	80	79,211
4.20%, 01/31/50	149	114,942
4.25%, 02/15/48	115	90,375
4.45%, 02/15/43	211	178,738
4.80%, 02/01/49	198	167,687
4.85%, 08/15/42	191	170,748
4.85%, 03/15/44	262	230,697
4.90%, 05/15/46	142	123,535
4.95%, 10/15/54	125	106,470
5.10%, 02/15/45	327	294,403
5.38%, 02/15/78, (3-mo. CME Term SOFR + 2.83%)(a)(b)	252	251,358
5.55%, 02/16/55	90	83,984
5.70%, 02/15/42	165	162,091
5.95%, 02/01/41	171	173,076
6.13%, 10/15/39	133	137,692
6.45%, 09/01/40	214	227,011
7.55%, 04/15/38	106	122,551
Series D, 6.88%, 03/01/33(a)	123	134,640
Series H, 6.65%, 10/15/34(a)	79	85,840
Kinder Morgan Energy Partners LP
4.70%, 11/01/42	49	41,825
5.00%, 08/15/42	105	93,020
5.00%, 03/01/43	113	100,324
5.40%, 09/01/44	145	132,451
5.50%, 03/01/44	192	177,729
5.63%, 09/01/41	100	95,643
5.80%, 03/15/35	848	860,992
6.38%, 03/01/41	178	183,916
6.50%, 02/01/37	553	585,951
6.50%, 09/01/39	193	201,798
6.55%, 09/15/40(a)	130	136,149
6.95%, 01/15/38	531	579,281
7.30%, 08/15/33	527	582,732
7.40%, 03/15/31	354	386,337
7.50%, 11/15/40	90	102,156
7.75%, 03/15/32(a)	386	431,940
Kinder Morgan, Inc.
2.00%, 02/15/31	280	245,989
3.25%, 08/01/50	200	126,153
3.60%, 02/15/51	90	60,344
4.30%, 03/01/28	184	183,293
4.80%, 02/01/33	310	301,954
5.05%, 02/15/46	295	256,205
5.10%, 08/01/29	140	141,139
5.15%, 06/01/30	95	95,739
5.20%, 06/01/33	675	672,401
5.20%, 03/01/48	150	131,179
5.30%, 12/01/34	746	735,371
5.40%, 02/01/34	395	395,470
5.55%, 06/01/45	480	445,005
Security	Par (000)	Value
Pipelines (continued)
5.85%, 06/01/35	$560	$572,143
5.95%, 08/01/54(a)	275	264,536
7.75%, 01/15/32	653	730,071
7.80%, 08/01/31	303	337,606
MPLX LP
4.00%, 03/15/28	159	157,187
4.50%, 04/15/38	268	237,112
4.70%, 04/15/48	374	301,259
4.80%, 02/15/29	167	166,761
4.90%, 04/15/58	242	192,620
4.95%, 03/14/52	121	98,923
5.20%, 03/01/47	362	315,139
5.50%, 02/15/49	401	356,957
5.95%, 04/01/55	70	65,786
6.20%, 09/15/55	185	179,708
ONEOK Partners LP
6.13%, 02/01/41	165	165,514
6.20%, 09/15/43	196	195,439
6.65%, 10/01/36(a)	377	403,644
6.85%, 10/15/37	338	363,869
ONEOK, Inc.
3.10%, 03/15/30	138	129,293
3.25%, 06/01/30	285	267,112
3.40%, 09/01/29	267	255,677
3.95%, 03/01/50	140	98,779
4.20%, 10/03/47	105	78,669
4.25%, 09/15/46	142	109,065
4.35%, 03/15/29	390	384,746
4.45%, 09/01/49(a)	43	33,465
4.55%, 07/15/28	1,027	1,022,862
4.85%, 02/01/49	105	86,249
4.95%, 07/13/47	112	93,473
5.05%, 11/01/34	950	916,548
5.15%, 10/15/43	43	38,049
5.38%, 06/01/29	825	833,015
5.40%, 10/15/35	155	152,118
5.65%, 11/01/28	235	238,880
5.65%, 09/01/34	658	660,410
5.70%, 11/01/54	380	345,726
5.80%, 11/01/30	100	102,447
5.85%, 11/01/64(a)	150	135,380
6.00%, 06/15/35	200	203,878
6.05%, 09/01/33	538	554,896
6.10%, 11/15/32	353	365,855
6.25%, 10/15/55(a)	115	112,881
6.35%, 01/15/31	365	380,888
6.63%, 09/01/53	165	169,037
7.15%, 01/15/51	65	69,946
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29	139	133,265
5.15%, 06/01/42(a)	104	93,526
6.65%, 01/15/37	231	244,284
Sabine Pass Liquefaction LLC
4.20%, 03/15/28	524	520,513
4.50%, 05/15/30	161	158,300
Spectra Energy Partners LP
4.50%, 03/15/45	306	249,001
5.95%, 09/25/43(a)	258	254,490
Targa Resources Corp.
4.20%, 02/01/33	397	371,167
4.35%, 01/15/29	85	84,182
141
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
4.35%, 04/15/31(a)	$80	$77,446
4.90%, 09/15/30	95	94,271
4.95%, 04/15/52	215	177,037
5.40%, 07/30/36	195	189,689
5.50%, 02/15/35	110	108,950
5.55%, 08/15/35	220	217,823
5.65%, 02/15/36	275	274,127
6.13%, 03/15/33	145	150,289
6.13%, 05/15/55	190	183,230
6.25%, 07/01/52	75	73,613
6.50%, 03/30/34	479	506,300
6.50%, 02/15/53	213	215,736
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.00%, 01/15/32	380	357,113
4.88%, 02/01/31	345	340,391
5.50%, 03/01/30	273	274,757
Tennessee Gas Pipeline Co. LLC
7.00%, 10/15/28	196	204,647
7.63%, 04/01/37	100	114,608
Texas Eastern Transmission LP, 7.00%, 07/15/32	504	545,502
TransCanada PipeLines Ltd.
4.10%, 04/15/30	173	167,597
4.63%, 03/01/34	263	249,775
4.88%, 05/15/48	10	8,686
5.10%, 03/15/49	212	191,488
5.60%, 03/31/34	193	193,909
5.85%, 03/15/36	184	187,147
6.10%, 06/01/40	116	117,047
6.20%, 10/15/37	260	268,169
7.25%, 08/15/38	188	209,272
7.63%, 01/15/39	347	395,341
Transcontinental Gas Pipe Line Co. LLC
3.95%, 05/15/50	183	133,802
4.45%, 08/01/42	110	92,484
4.60%, 03/15/48	187	152,739
5.40%, 08/15/41	103	97,736
Valero Energy Partners LP, 4.50%, 03/15/28	251	250,042
Western Midstream Operating LP
4.05%, 02/01/30	305	294,211
4.50%, 03/01/28	110	109,480
4.80%, 03/01/31	55	53,975
5.25%, 02/01/50(a)	223	187,885
5.30%, 03/01/48(a)	126	107,228
5.45%, 11/15/34(a)	198	194,156
5.45%, 04/01/44	85	75,469
5.50%, 12/15/35(a)	100	97,228
5.50%, 08/15/48	95	82,375
6.15%, 04/01/33	672	692,479
Williams Companies, Inc. (The)
2.60%, 03/15/31	1,030	923,566
3.50%, 11/15/30	825	774,236
4.63%, 06/30/30	175	172,320
4.65%, 08/15/32	655	635,075
4.85%, 03/01/48	250	208,862
4.90%, 01/15/45	167	142,841
5.10%, 09/15/45	223	195,661
5.15%, 03/15/34	420	411,076
5.15%, 03/15/36	400	383,976
5.30%, 09/30/35	240	233,923
5.30%, 08/15/52	70	60,932
Security	Par (000)	Value
Pipelines (continued)
5.40%, 03/04/44	$190	$173,984
5.60%, 03/15/35	235	234,808
5.65%, 03/15/33	160	162,050
5.75%, 06/24/44	95	90,759
5.80%, 11/15/43	183	176,218
5.80%, 11/15/54	238	222,255
5.95%, 03/15/56	215	203,787
6.00%, 03/15/55	126	120,835
6.30%, 04/15/40	317	325,630
8.75%, 03/15/32	141	164,163
Series A, 7.50%, 01/15/31	155	170,185
		59,354,416
Private Equity — 0.0%
Brookfield Finance, Inc., 5.81%, 03/03/55(a)	50	46,469
Real Estate — 0.2%
CBRE Services, Inc.
2.50%, 04/01/31(a)	856	762,898
4.80%, 06/15/30	80	79,151
5.25%, 06/01/36(a)	175	168,584
5.50%, 04/01/29	261	264,633
5.50%, 06/15/35	645	638,353
5.95%, 08/15/34	600	611,416
Jones Lang LaSalle, Inc., 6.88%, 12/01/28	5	5,201
		2,530,236
Real Estate Investment Trusts — 4.8%
Agree LP
2.60%, 06/15/33	110	92,544
4.80%, 10/01/32	20	19,406
Alexandria Real Estate Equities, Inc.
1.88%, 02/01/33	318	254,897
2.00%, 05/18/32	213	177,033
2.75%, 12/15/29	3	2,784
2.95%, 03/15/34	145	120,626
3.38%, 08/15/31	45	41,022
3.55%, 03/15/52(a)	115	76,039
4.00%, 02/01/50	219	155,599
4.50%, 07/30/29	353	347,284
4.70%, 07/01/30	40	39,181
4.85%, 04/15/49	180	145,499
4.90%, 12/15/30	10	9,874
American Assets Trust LP, 3.38%, 02/01/31	404	366,148
American Homes 4 Rent LP
3.38%, 07/15/51	40	25,759
3.63%, 04/15/32	180	164,518
4.30%, 04/15/52	27	20,320
4.90%, 02/15/29(a)	31	30,962
American Tower Corp.
1.88%, 10/15/30	1,160	1,022,054
2.10%, 06/15/30	408	366,083
2.30%, 09/15/31	471	411,049
2.70%, 04/15/31	890	800,852
2.90%, 01/15/30	416	388,455
2.95%, 01/15/51	230	137,271
3.10%, 06/15/50(a)	281	174,209
3.60%, 01/15/28	470	463,065
3.70%, 10/15/49	265	184,624
3.80%, 08/15/29	457	443,441
3.95%, 03/15/29	172	168,151
4.05%, 03/15/32	10	9,422
4.70%, 12/15/32	90	86,935
Schedule of Investments
142

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
4.90%, 03/15/30	$175	$174,105
5.00%, 01/31/30	30	29,979
5.35%, 03/15/35	840	828,406
5.40%, 01/31/35	700	693,454
5.45%, 02/15/34	252	251,227
5.55%, 07/15/33	398	400,188
5.90%, 11/15/33	265	271,600
Boston Properties LP
2.45%, 10/01/33	655	532,713
2.55%, 04/01/32	316	272,723
2.90%, 03/15/30	131	121,532
3.25%, 01/30/31(a)	387	356,612
3.40%, 06/21/29	189	181,220
4.50%, 12/01/28	213	211,287
5.75%, 01/15/35(a)	255	252,610
6.50%, 01/15/34	213	221,774
Brixmor Operating Partnership LP
2.50%, 08/16/31	95	83,715
4.05%, 07/01/30	117	112,509
4.13%, 05/15/29	193	188,971
5.75%, 02/15/35	100	100,996
Camden Property Trust
2.80%, 05/15/30	19	17,612
3.15%, 07/01/29	52	49,755
3.35%, 11/01/49(a)	19	12,764
4.10%, 10/15/28	31	30,652
COPT Defense Properties LP
2.00%, 01/15/29(a)	440	411,457
2.75%, 04/15/31	171	153,453
2.90%, 12/01/33(a)	71	59,887
Cousins Properties LP, 5.88%, 10/01/34	120	120,872
Crown Castle, Inc.
2.10%, 04/01/31	412	358,625
2.25%, 01/15/31	273	240,671
2.50%, 07/15/31	912	801,870
3.10%, 11/15/29	235	221,320
3.25%, 01/15/51	364	228,130
3.30%, 07/01/30	402	374,877
3.65%, 09/01/27	242	239,926
3.80%, 02/15/28	1,479	1,457,254
4.00%, 11/15/49	122	87,896
4.15%, 07/01/50	238	175,754
4.30%, 02/15/29	1,184	1,164,939
4.75%, 05/15/47	185	151,763
4.80%, 09/01/28	253	252,751
5.00%, 01/11/28	415	416,034
5.10%, 05/01/33	639	621,247
5.20%, 02/15/49	151	129,789
5.60%, 06/01/29	385	390,780
5.80%, 03/01/34	167	168,126
CubeSmart LP
2.50%, 02/15/32	140	121,609
3.00%, 02/15/30	5	4,673
4.38%, 02/15/29	30	29,631
Digital Realty Trust LP
3.60%, 07/01/29	2,875	2,772,431
4.45%, 07/15/28	2,835	2,815,417
5.55%, 01/15/28	1,776	1,792,810
DOC DR LLC, 3.95%, 01/15/28	59	58,380
EPR Properties
3.60%, 11/15/31(a)	50	45,486
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
4.95%, 04/15/28	$210	$209,540
Equinix Asia Financing Corp. Pte. Ltd., 4.40%, 03/15/31	2,025	1,951,642
Equinix Europe 2 Financing Corp. LLC
4.60%, 11/15/30	855	833,392
5.50%, 06/15/34	1,180	1,164,919
Equinix, Inc.
1.55%, 03/15/28	305	290,570
2.00%, 05/15/28	105	100,275
2.15%, 07/15/30	1,432	1,279,894
2.50%, 05/15/31	810	716,678
2.95%, 09/15/51	246	143,751
3.00%, 07/15/50	132	79,085
3.20%, 11/18/29	795	752,140
3.40%, 02/15/52	175	111,011
3.90%, 04/15/32	420	389,126
ERP Operating LP
1.85%, 08/01/31(a)	31	26,837
2.30%, 03/01/30	42	38,482
2.50%, 02/15/30	138	127,375
3.00%, 07/01/29	79	75,222
3.20%, 01/15/28	38	37,290
3.30%, 06/01/29(a)	77	74,116
3.50%, 03/01/28	47	46,243
3.90%, 10/15/46	96	72,910
4.00%, 08/01/47	32	24,728
4.15%, 12/01/28	103	101,693
4.15%, 07/01/47	85	66,640
4.35%, 04/15/48	20	16,031
4.50%, 06/01/45	55	45,870
5.00%, 02/15/33	295	291,902
Essex Portfolio LP
2.65%, 03/15/32	175	153,129
2.65%, 09/01/50	35	19,916
4.00%, 03/01/29	55	53,858
Extra Space Storage LP
2.35%, 03/15/32	130	111,586
2.40%, 10/15/31	105	91,658
3.88%, 12/15/27	49	48,537
4.00%, 06/15/29	14	13,641
Federal Realty OP LP
3.20%, 06/15/29(a)	671	641,855
3.50%, 06/01/30	415	394,049
4.50%, 12/01/44	203	168,403
5.38%, 05/01/28	655	660,484
GLP Capital LP/GLP Financing II, Inc.
3.25%, 01/15/32	140	123,580
4.00%, 01/15/30	143	136,470
4.00%, 01/15/31	112	104,815
5.30%, 01/15/29	251	250,965
Healthcare Realty Holdings LP
2.00%, 03/15/31	15	13,036
3.10%, 02/15/30	20	18,716
Healthpeak OP LLC
3.00%, 01/15/30	303	283,735
3.50%, 07/15/29	249	239,317
5.38%, 02/15/35	155	152,538
6.75%, 02/01/41	156	166,276
Highwoods Realty LP
3.05%, 02/15/30	87	80,869
4.20%, 04/15/29	72	70,253
143
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
7.65%, 02/01/34	$110	$120,687
Host Hotels & Resorts LP
5.50%, 04/15/35	325	318,194
5.70%, 07/01/34	35	34,936
Series H, 3.38%, 12/15/29	172	163,051
Series I, 3.50%, 09/15/30	305	285,499
Series J, 2.90%, 12/15/31	124	109,520
Invitation Homes Operating Partnership LP
2.00%, 08/15/31	10	8,549
2.70%, 01/15/34	90	74,262
4.15%, 04/15/32	120	112,673
Kilroy Realty LP
2.50%, 11/15/32	357	293,591
3.05%, 02/15/30(a)	245	225,118
4.25%, 08/15/29	391	379,018
4.75%, 12/15/28	55	54,458
Kimco Realty OP LLC
3.70%, 10/01/49	108	77,228
4.13%, 12/01/46(a)	170	133,403
4.25%, 04/01/45	140	113,668
4.45%, 09/01/47	88	71,991
4.60%, 02/01/33(a)	195	188,125
Kite Realty Group Trust, 4.75%, 09/15/30	35	34,528
Mid-America Apartments LP
1.70%, 02/15/31	210	182,141
2.75%, 03/15/30	40	37,180
3.95%, 03/15/29	30	29,378
NNN REIT, Inc.
2.50%, 04/15/30	27	24,747
3.00%, 04/15/52	65	39,226
3.10%, 04/15/50	83	52,043
3.50%, 04/15/51	75	50,479
4.30%, 10/15/28	12	11,884
4.80%, 10/15/48	31	25,955
Omega Healthcare Investors, Inc.
3.25%, 04/15/33	334	290,235
3.38%, 02/01/31	182	167,244
3.63%, 10/01/29	270	257,818
Piedmont Operating Partnership LP
2.75%, 04/01/32	17	14,490
3.15%, 08/15/30	57	52,095
Prologis LP
2.13%, 10/15/50	105	53,812
3.00%, 04/15/50	163	102,093
3.88%, 09/15/28	251	247,313
4.38%, 09/15/48	265	212,632
4.63%, 01/15/33	245	238,228
4.75%, 06/15/33	340	331,392
4.88%, 06/15/28	35	35,181
5.00%, 01/31/35	10	9,709
5.13%, 01/15/34	159	157,164
5.25%, 05/15/35	380	375,023
5.25%, 06/15/53	5	4,512
5.25%, 03/15/54	270	243,053
Public Storage Operating Co.
2.25%, 11/09/31	265	231,846
2.30%, 05/01/31	60	53,352
Realty Income Corp.
1.80%, 03/15/33	235	191,686
2.85%, 12/15/32	325	284,350
3.25%, 06/15/29	5	4,798
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
3.25%, 01/15/31	$115	$107,011
3.65%, 01/15/28	45	44,427
5.63%, 10/13/32	380	388,039
Regency Centers LP
2.95%, 09/15/29	119	112,523
4.13%, 03/15/28	80	79,426
4.40%, 02/01/47	158	129,156
4.65%, 03/15/49	117	97,240
5.10%, 01/15/35	50	48,840
Sabra Health Care LP
3.20%, 12/01/31	121	108,454
3.90%, 10/15/29	73	70,536
SBA Communications Corp.
3.13%, 02/01/29	3,000	2,868,963
5.15%, 07/15/31	1,100	1,091,258
5.45%, 07/15/33	310	306,120
Simon Property Group LP
2.20%, 02/01/31	185	164,765
2.25%, 01/15/32	240	207,751
2.45%, 09/13/29(a)	175	163,518
2.65%, 07/15/30(a)	80	73,674
2.65%, 02/01/32	155	136,794
3.25%, 09/13/49	401	262,555
3.80%, 07/15/50	51	36,659
4.25%, 10/01/44(a)	115	93,656
4.25%, 11/30/46	156	123,719
4.75%, 03/15/42	165	146,472
5.50%, 03/08/33	363	367,566
6.75%, 02/01/40	193	210,447
Sun Communities Operating LP, 4.20%, 04/15/32	65	61,172
UDR, Inc.
1.90%, 03/15/33	260	211,137
2.10%, 08/01/32	30	25,133
2.10%, 06/15/33	65	52,966
3.00%, 08/15/31	80	72,377
3.10%, 11/01/34	43	36,218
3.20%, 01/15/30	46	43,398
4.40%, 01/26/29	36	35,611
Ventas Realty LP
2.50%, 09/01/31	184	162,144
3.00%, 01/15/30	172	161,127
4.00%, 03/01/28	101	99,874
4.38%, 02/01/45	100	81,170
4.40%, 01/15/29	206	203,982
4.75%, 11/15/30	275	271,278
4.88%, 04/15/49	165	138,440
5.70%, 09/30/43	101	97,188
VICI Properties LP
4.75%, 02/15/28	357	356,269
4.95%, 02/15/30	334	329,494
5.13%, 05/15/32	430	418,347
5.63%, 05/15/52(a)	195	170,805
6.13%, 04/01/54(a)	60	56,253
Welltower OP LLC
2.05%, 01/15/29	139	130,698
2.75%, 01/15/31	165	150,536
2.75%, 01/15/32	475	423,462
2.80%, 06/01/31	280	254,299
3.10%, 01/15/30	130	122,668
4.13%, 03/15/29	220	216,688
4.25%, 04/15/28	154	153,122
Schedule of Investments
144

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
4.95%, 09/01/48	$185	$163,271
5.13%, 07/01/35	100	98,108
6.50%, 03/15/41	242	259,397
Weyerhaeuser Co.
4.00%, 11/15/29	211	204,970
4.00%, 04/15/30	350	338,028
6.95%, 10/01/27(a)	314	321,375
7.38%, 03/15/32(a)	805	884,786
WP Carey, Inc.
2.25%, 04/01/33	125	102,904
3.85%, 07/15/29	117	113,678
		62,345,916
Retail — 2.4%
AutoNation, Inc.
3.80%, 11/15/27	156	154,128
3.85%, 03/01/32	141	130,191
4.45%, 01/15/29	50	49,318
4.75%, 06/01/30	289	283,697
5.89%, 03/15/35(a)	685	685,412
AutoZone, Inc.
3.75%, 04/18/29(a)	74	72,025
6.55%, 11/01/33	25	26,658
Best Buy Co., Inc.
1.95%, 10/01/30(a)	2,538	2,245,883
4.45%, 10/01/28	2,349	2,334,196
Costco Wholesale Corp., 1.60%, 04/20/30	73	65,567
Darden Restaurants, Inc., 4.55%, 02/15/48(a)	61	48,326
Dollar General Corp.
3.50%, 04/03/30	15	14,197
4.13%, 05/01/28	20	19,798
4.13%, 04/03/50(a)	72	53,275
Dollar Tree, Inc., 3.38%, 12/01/51	90	57,170
Ferguson Enterprises, Inc., 5.00%, 10/03/34	1,040	1,007,446
Genuine Parts Co., 6.88%, 11/01/33	50	53,427
Home Depot, Inc. (The)
1.88%, 09/15/31(a)	125	108,313
2.38%, 03/15/51	200	107,671
2.70%, 04/15/30	292	271,811
2.75%, 09/15/51	85	49,362
2.80%, 09/14/27	325	320,081
2.95%, 06/15/29	1,296	1,239,786
3.13%, 12/15/49	217	139,222
3.25%, 04/15/32	410	376,831
3.35%, 04/15/50	247	164,637
3.50%, 09/15/56	256	167,990
3.63%, 04/15/52	230	158,701
3.90%, 12/06/28	953	940,875
3.90%, 06/15/47	323	243,092
3.95%, 09/15/30(a)	45	43,657
4.20%, 04/01/43	321	265,008
4.25%, 04/01/46	428	343,717
4.40%, 03/15/45	353	291,493
4.50%, 09/15/32	425	415,768
4.50%, 12/06/48	347	283,556
4.65%, 09/15/35(a)	55	52,480
4.88%, 02/15/44(a)	362	321,635
4.95%, 06/25/34	275	270,559
4.95%, 09/15/52	20	17,218
5.40%, 09/15/40	347	338,085
5.40%, 06/25/64(a)	165	149,066
5.88%, 12/16/36	836	866,180
Security	Par (000)	Value
Retail (continued)
5.95%, 04/01/41	$225	$230,009
Lowe's Companies, Inc.
1.70%, 10/15/30	230	201,822
2.63%, 04/01/31(a)	411	370,820
3.00%, 10/15/50	330	198,331
3.65%, 04/05/29	100	97,219
3.70%, 04/15/46	342	245,792
3.75%, 04/01/32	515	479,462
4.05%, 05/03/47	457	342,755
4.25%, 04/01/52	214	159,695
4.38%, 09/15/45	285	227,402
4.45%, 04/01/62	441	323,638
4.50%, 04/15/30	257	253,465
4.55%, 04/05/49	137	109,055
4.65%, 04/15/42	371	320,190
5.00%, 04/15/33	395	389,361
5.00%, 04/15/40	54	49,649
5.13%, 04/15/50	205	176,018
5.50%, 10/15/35(a)	238	239,952
5.63%, 04/15/53(a)	131	120,413
5.80%, 09/15/62	292	269,159
5.85%, 04/01/63	275	255,801
6.50%, 03/15/29	112	116,692
Lowe's Cos, Inc., 4.85%, 10/15/35(a)	745	710,030
McDonald's Corp.
3.63%, 09/01/49	359	249,838
4.20%, 04/01/50	182	139,246
4.45%, 03/01/47	218	176,318
4.45%, 09/01/48	117	93,969
4.60%, 05/26/45	224	188,106
4.88%, 07/15/40	153	139,676
4.88%, 12/09/45	527	456,771
5.15%, 09/09/52	85	74,385
5.70%, 02/01/39	80	80,602
6.30%, 10/15/37	277	293,399
6.30%, 03/01/38	202	213,977
O'Reilly Automotive, Inc., 4.20%, 04/01/30	49	47,679
Starbucks Corp.
2.25%, 03/12/30	61	55,700
3.35%, 03/12/50	160	104,456
3.50%, 03/01/28	75	73,770
3.50%, 11/15/50(a)	319	213,524
3.55%, 08/15/29	5	4,834
3.75%, 12/01/47	190	136,747
4.00%, 11/15/28	40	39,400
4.30%, 06/15/45	129	103,209
4.45%, 08/15/49	298	236,254
4.50%, 11/15/48(a)	94	75,283
Target Corp.
2.35%, 02/15/30	56	51,677
2.65%, 09/15/30	50	45,953
3.38%, 04/15/29	167	162,108
3.63%, 04/15/46	411	299,771
3.90%, 11/15/47	52	38,924
4.00%, 07/01/42	475	385,912
4.50%, 09/15/32(a)	161	158,270
6.35%, 11/01/32	460	492,813
6.50%, 10/15/37	327	353,009
7.00%, 01/15/38	215	242,048
145
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
TJX Companies, Inc. (The)
3.88%, 04/15/30	$50	$48,337
4.50%, 04/15/50(a)	219	180,414
Tractor Supply Co.
1.75%, 11/01/30	2,017	1,761,631
5.20%, 01/30/32	800	798,472
5.25%, 05/15/33(a)	1,912	1,900,567
		31,251,287
Semiconductors — 2.9%
Analog Devices, Inc.
2.10%, 10/01/31	260	226,491
4.25%, 06/15/28	160	159,170
5.05%, 04/01/34	875	864,064
5.30%, 04/01/54	30	27,087
Applied Materials, Inc.
1.75%, 06/01/30	657	586,845
2.75%, 06/01/50	255	153,560
4.00%, 01/15/31	615	593,038
4.35%, 04/01/47	336	275,499
4.60%, 01/15/36	275	259,276
4.80%, 06/15/29	408	409,352
5.10%, 10/01/35(a)	896	883,938
5.85%, 06/15/41	277	279,118
Broadcom, Inc.
3.14%, 11/15/35	901	725,176
3.19%, 11/15/36(a)	574	452,789
3.50%, 02/15/41	695	515,530
3.75%, 02/15/51(a)	236	158,544
4.15%, 11/15/30	133	127,660
4.15%, 04/15/32	140	130,995
4.30%, 11/15/32	109	102,085
4.80%, 02/15/36	415	380,894
5.00%, 04/15/30(a)	528	526,133
5.20%, 07/15/35	480	457,327
5.70%, 01/15/56(a)	465	418,394
Intel Corp.
1.60%, 08/12/28	1,054	992,736
2.00%, 08/12/31	286	245,784
2.45%, 11/15/29	235	217,320
3.05%, 08/12/51	266	156,545
3.10%, 02/15/60	27	14,464
3.25%, 11/15/49	388	239,046
3.73%, 12/08/47	293	200,034
3.90%, 03/25/30	77	74,061
4.00%, 08/05/29	345	336,607
4.00%, 12/15/32	290	269,058
4.10%, 05/19/46	191	140,467
4.10%, 05/11/47	93	67,747
4.15%, 08/05/32	110	103,364
4.25%, 12/15/42	137	108,302
4.75%, 03/25/50	544	428,253
4.80%, 10/01/41	310	265,158
4.88%, 02/10/28	141	141,284
4.90%, 07/29/45	370	306,324
4.90%, 08/05/52	225	179,033
4.95%, 03/25/60	164	128,057
5.05%, 08/05/62(a)	27	21,097
5.13%, 02/10/30	250	250,525
5.15%, 02/21/34(a)	230	224,249
5.20%, 02/10/33	690	682,328
5.30%, 05/15/36	480	463,044
Security	Par (000)	Value
Semiconductors (continued)
5.60%, 02/21/54(a)	$10	$8,786
5.70%, 02/10/53	209	186,364
5.90%, 02/10/63	140	125,341
6.20%, 05/15/66	345	321,567
KLA Corp.
4.95%, 07/15/52	35	30,012
5.00%, 03/15/49	25	21,754
5.25%, 07/15/62(a)	125	109,178
Lam Research Corp.
1.90%, 06/15/30	1,600	1,434,558
2.88%, 06/15/50	236	144,503
3.13%, 06/15/60	198	115,810
4.00%, 03/15/29	1,037	1,018,738
4.88%, 03/15/49(a)	259	224,799
Marvell Technology, Inc.
2.95%, 04/15/31	85	77,063
5.30%, 04/15/36	200	192,860
5.95%, 09/15/33	80	82,084
Micron Technology, Inc.
2.70%, 04/15/32	293	258,457
3.48%, 11/01/51	264	176,749
NVIDIA Corp.
2.00%, 06/15/31	1,758	1,541,966
2.85%, 04/01/30(a)	2,244	2,098,240
5.63%, 06/15/56	325	292,219
NXP BV/NXP Funding LLC, 5.55%, 12/01/28	1,890	1,913,850
NXP BV/NXP Funding LLC/NXP USA, Inc.
2.50%, 05/11/31	727	644,654
2.65%, 02/15/32	55	47,969
3.13%, 02/15/42	52	36,884
3.25%, 05/11/41(a)	245	177,857
3.25%, 11/30/51(a)	130	81,675
3.40%, 05/01/30	410	386,677
4.30%, 08/19/28	430	425,606
4.30%, 06/18/29	1,138	1,119,207
4.85%, 08/19/32(a)	75	72,696
5.00%, 01/15/33	529	516,890
5.25%, 08/19/35	510	495,120
QUALCOMM, Inc.
4.30%, 05/20/47	285	222,918
4.50%, 05/20/52(a)	165	129,338
4.65%, 05/20/35	120	114,574
4.80%, 05/20/45	226	192,877
6.00%, 05/20/53	190	185,392
Texas Instruments, Inc.
1.75%, 05/04/30	974	873,009
1.90%, 09/15/31	735	636,599
2.25%, 09/04/29	1,078	1,004,041
2.70%, 09/15/51	373	215,287
2.90%, 11/03/27	528	519,309
3.65%, 08/16/32(a)	562	524,950
3.88%, 03/15/39	128	108,192
4.15%, 05/15/48	509	397,974
4.60%, 02/15/28(a)	629	629,311
4.60%, 02/08/29	410	409,884
4.85%, 02/08/34	665	653,336
4.90%, 03/14/33	340	337,458
TSMC Arizona Corp.
2.50%, 10/25/31	426	379,715
3.13%, 10/25/41	30	23,218
3.25%, 10/25/51	332	232,678
Schedule of Investments
146

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Semiconductors (continued)
4.13%, 04/22/29	$143	$141,229
4.25%, 04/22/32	290	280,681
4.50%, 04/22/52	290	251,842
		37,811,797
Shipbuilding — 0.1%
Huntington Ingalls Industries, Inc.
2.04%, 08/16/28	425	402,725
3.48%, 12/01/27	124	122,109
4.20%, 05/01/30	413	400,265
5.35%, 01/15/30	50	50,433
		975,532
Software — 3.7%
Adobe, Inc.
2.30%, 02/01/30	3,309	3,041,582
4.80%, 04/04/29	25	25,086
4.95%, 04/04/34(a)	535	522,468
5.30%, 01/17/35(a)	355	352,830
Autodesk, Inc.
2.40%, 12/15/31	1,445	1,256,563
2.85%, 01/15/30	840	784,204
5.30%, 06/15/35(a)	445	435,729
Cadence Design Systems, Inc.
4.20%, 09/10/27	480	478,383
4.30%, 09/10/29	1,120	1,102,776
4.70%, 09/10/34	1,165	1,118,193
Concentrix Corp.
6.50%, 03/01/29(a)	500	491,301
6.85%, 08/02/33(a)	50	48,223
Fidelity National Information Services, Inc.
4.50%, 08/15/46	32	25,196
5.10%, 07/15/32	565	556,548
Fiserv, Inc.
3.50%, 07/01/29	70	67,057
5.25%, 08/11/35(a)	55	52,403
Intuit, Inc.
1.65%, 07/15/30	1,030	908,445
5.13%, 09/15/28	725	730,651
5.20%, 09/15/33(a)	1,315	1,298,240
5.50%, 09/15/53	307	265,050
Microsoft Corp.
2.53%, 06/01/50	371	209,102
2.68%, 06/01/60	346	179,956
2.92%, 03/17/52	805	484,356
3.04%, 03/17/62	210	118,574
3.45%, 08/08/36(a)	533	464,567
3.50%, 02/12/35	1,489	1,342,001
3.50%, 11/15/42(a)	96	74,227
3.95%, 08/08/56(a)	533	384,318
4.00%, 02/12/55	466	342,978
4.10%, 02/06/37(a)	465	425,597
4.20%, 11/03/35(a)	275	259,328
4.25%, 02/06/47	309	250,586
4.45%, 11/03/45(a)	100	84,444
4.50%, 10/01/40	90	81,612
4.50%, 02/06/57(a)	391	313,548
5.30%, 02/08/41(a)	75	74,341
Oracle Corp.
2.95%, 04/01/30(a)	25	22,646
3.25%, 05/15/30	187	170,480
3.60%, 04/01/40	525	363,667
Security	Par (000)	Value
Software (continued)
3.60%, 04/01/50	$765	$442,732
3.65%, 03/25/41	565	381,836
3.80%, 11/15/37	207	157,364
3.85%, 07/15/36	434	344,520
3.85%, 04/01/60	832	466,931
3.90%, 05/15/35	462	377,316
3.95%, 03/25/51(a)	684	415,416
4.00%, 07/15/46	791	506,325
4.00%, 11/15/47	565	354,172
4.10%, 03/25/61(a)	439	256,599
4.13%, 05/15/45	481	317,155
4.30%, 07/08/34	630	544,090
4.38%, 05/15/55	462	290,858
4.50%, 07/08/44	285	200,710
4.90%, 02/06/33	240	220,890
5.20%, 09/26/35	475	425,877
5.38%, 07/15/40	530	440,089
5.38%, 09/27/54	325	237,697
5.50%, 08/03/35	15	13,756
5.50%, 09/27/64	375	269,842
5.55%, 02/06/53	366	276,472
5.70%, 02/04/36(a)	1,200	1,109,545
5.88%, 09/26/45(a)	70	57,819
5.95%, 09/26/55	695	552,137
6.00%, 08/03/55	295	237,274
6.10%, 09/26/65	520	409,495
6.13%, 07/08/39	300	273,963
6.13%, 08/03/65	205	162,105
6.25%, 11/09/32	485	483,478
6.50%, 04/15/38(a)	414	399,736
6.55%, 02/04/46	40	35,668
6.70%, 02/04/56(a)	680	598,898
6.85%, 02/04/66	330	289,416
6.90%, 11/09/52	455	410,716
Paychex, Inc., 5.60%, 04/15/35(a)	15	14,894
Roper Technologies, Inc., 2.95%, 09/15/29	6	5,667
Salesforce, Inc.
2.70%, 07/15/41	285	189,926
2.90%, 07/15/51	429	242,137
3.05%, 07/15/61(a)	200	106,515
3.70%, 04/11/28	5,036	4,968,632
5.55%, 03/15/36	795	780,764
6.55%, 03/15/56	510	497,037
6.70%, 03/15/66	175	172,029
ServiceNow, Inc.
1.40%, 09/01/30	2,586	2,251,653
4.25%, 05/15/28	60	59,657
4.70%, 08/15/31	1,080	1,061,324
5.05%, 05/15/33	85	83,510
5.40%, 05/15/36	220	215,848
6.30%, 05/15/56	35	34,669
Synopsys, Inc.
4.85%, 04/01/30	940	934,383
5.00%, 04/01/32	955	943,129
5.15%, 04/01/35(a)	1,330	1,291,545
5.70%, 04/01/55	345	319,438
VMware LLC, 4.70%, 05/15/30	786	774,513
Workday, Inc.
3.70%, 04/01/29	578	559,945
3.80%, 04/01/32(a)	750	697,543
		47,372,911
147
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications — 3.4%
America Movil SAB de CV
4.38%, 07/16/42	$125	$104,071
4.38%, 04/22/49	302	241,479
4.70%, 07/21/32	285	276,800
6.13%, 11/15/37(a)	163	167,287
6.13%, 03/30/40	465	470,927
6.38%, 03/01/35	245	259,327
AT&T, Inc.
3.30%, 02/01/52	390	231,991
3.50%, 09/15/53	1,310	798,989
3.50%, 02/01/61	280	161,439
3.55%, 09/15/55	1,490	902,180
3.65%, 06/01/51	580	372,397
3.65%, 09/15/59	1,181	711,715
3.80%, 12/01/57	1,174	737,422
3.85%, 06/01/60	402	251,906
4.30%, 12/15/42	365	288,511
4.35%, 03/01/29	5	4,945
4.35%, 06/15/45	122	93,344
4.50%, 05/15/35	633	581,567
4.50%, 03/09/48	311	236,655
4.55%, 03/09/49	246	186,139
4.75%, 05/15/46	253	202,917
4.80%, 06/15/44	60	50,130
4.85%, 03/01/39	241	215,820
4.85%, 07/15/45	50	41,522
4.90%, 08/15/37	55	50,844
5.15%, 03/15/42(a)	57	50,273
5.15%, 11/15/46	250	210,586
5.15%, 02/15/50	231	192,882
5.25%, 03/01/37	719	685,031
5.35%, 09/01/40(a)	282	262,656
5.45%, 03/01/47	246	216,220
5.55%, 08/15/41	167	156,254
5.65%, 02/15/47	154	140,274
5.70%, 03/01/57(a)	97	88,900
6.00%, 08/15/40	233	230,108
6.00%, 04/30/56	10	9,122
6.20%, 10/30/56	70	65,688
6.30%, 01/15/38	145	148,703
6.30%, 10/30/66	215	200,746
6.38%, 03/01/41	30	30,977
6.55%, 02/15/39(a)	60	63,498
British Telecommunications Ltd.
5.13%, 12/04/28	497	499,460
9.63%, 12/15/30	1,526	1,780,083
Cisco Systems, Inc.
4.75%, 02/24/30	85	84,980
5.30%, 02/26/54(a)	234	210,574
5.35%, 02/26/64	75	66,421
5.50%, 01/15/40	684	673,827
5.50%, 02/24/55	50	46,556
5.90%, 02/15/39	707	725,518
Corning, Inc.
4.38%, 11/15/57	278	208,616
4.70%, 03/15/37	20	18,533
5.45%, 11/15/79	80	68,809
Deutsche Telekom International Finance BV, 8.25%, 06/15/30	372	412,053
Juniper Networks, Inc.
3.75%, 08/15/29	62	59,752
Security	Par (000)	Value
Telecommunications (continued)
5.95%, 03/15/41	$140	$134,148
Koninklijke KPN NV, 8.38%, 10/01/30	2,771	3,103,489
Motorola Solutions, Inc.
2.30%, 11/15/30	75	67,028
4.60%, 02/23/28	134	133,847
4.60%, 05/23/29	282	279,985
5.55%, 08/15/35	120	119,499
5.60%, 06/01/32	105	106,616
Nokia OYJ, 6.63%, 05/15/39	338	345,750
Orange SA
5.38%, 01/13/42(a)	238	223,340
5.50%, 02/06/44	141	133,035
9.00%, 03/01/31	1,002	1,150,548
Rogers Communications, Inc.
3.70%, 11/15/49	334	231,655
4.30%, 02/15/48	20	15,105
4.35%, 05/01/49	245	187,004
4.50%, 03/15/43(a)	149	121,502
4.55%, 03/15/52	204	153,850
5.00%, 03/15/44	287	246,838
5.45%, 10/01/43	200	179,547
7.50%, 08/15/38	274	302,260
Sprint Capital Corp., 8.75%, 03/15/32	275	318,819
Telefonica Emisiones SA
4.67%, 03/06/38	10	8,876
4.90%, 03/06/48	213	173,261
5.21%, 03/08/47	489	417,177
5.52%, 03/01/49	155	137,112
7.05%, 06/20/36	609	655,774
Telefonica Europe BV, 8.25%, 09/15/30	426	471,738
TELUS Corp., 4.60%, 11/16/48	20	16,370
T-Mobile USA, Inc.
2.63%, 02/15/29	60	56,931
2.88%, 02/15/31	480	436,586
3.00%, 02/15/41	210	148,457
3.30%, 02/15/51	781	481,493
3.40%, 10/15/52(a)	645	397,849
3.50%, 04/15/31	845	786,975
3.60%, 11/15/60	579	350,316
3.88%, 04/15/30	537	516,297
4.38%, 04/15/40	290	245,009
4.50%, 04/15/50	838	639,995
5.20%, 01/15/33	104	103,255
5.65%, 01/15/53	225	200,777
5.80%, 09/15/62	216	192,033
Verizon Communications, Inc.
2.36%, 03/15/32(a)	195	168,662
2.55%, 03/21/31	190	170,963
2.65%, 11/20/40	430	295,117
2.88%, 11/20/50(a)	473	273,622
2.99%, 10/30/56	847	468,541
3.00%, 11/20/60(a)	542	295,768
3.15%, 03/22/30	25	23,546
3.40%, 03/22/41	35	26,058
3.55%, 03/22/51	767	505,864
3.70%, 03/22/61	781	500,256
3.85%, 11/01/42	208	160,060
3.88%, 02/08/29	57	55,848
4.00%, 03/22/50	60	43,617
4.13%, 08/15/46	210	158,535
4.27%, 01/15/36	953	852,684
Schedule of Investments
148

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
4.33%, 09/21/28	$121	$120,768
4.40%, 11/01/34(a)	716	664,147
4.50%, 08/10/33	772	732,689
4.52%, 09/15/48	445	347,766
4.67%, 03/15/55	405	312,127
4.75%, 11/01/41	206	180,775
4.81%, 03/15/39	437	393,118
4.86%, 08/21/46	722	601,095
5.00%, 01/15/36	45	42,703
5.01%, 04/15/49	208	172,798
5.01%, 08/21/54	390	320,023
5.25%, 03/16/37	841	806,495
5.40%, 07/02/37	774	748,187
5.50%, 03/16/47	377	345,779
5.85%, 09/15/35	150	152,338
5.88%, 11/30/55	290	267,305
6.00%, 11/30/65	595	546,374
6.05%, 05/14/58, (5-year CMT + 1.81%)(b)	30	29,320
6.40%, 09/15/33	135	142,451
6.55%, 09/15/43	335	346,329
7.75%, 12/01/30	140	154,404
Vodafone Group PLC
4.25%, 09/17/50	276	203,733
4.38%, 02/19/43	250	202,502
4.88%, 06/19/49	379	310,298
5.00%, 05/30/38	140	131,635
5.13%, 06/19/59(a)	10	8,386
5.25%, 05/30/48	578	502,727
6.15%, 02/27/37	287	295,913
6.25%, 11/30/32	392	410,168
7.88%, 02/15/30	641	697,773
		43,426,837
Toys, Games & Hobbies — 0.1%
Hasbro, Inc.
3.90%, 11/19/29	1,075	1,039,297
4.65%, 03/12/31	35	34,262
6.05%, 05/14/34	464	477,103
6.35%, 03/15/40	45	46,005
Mattel, Inc., 5.45%, 11/01/41	35	31,113
		1,627,780
Transportation — 1.9%
Burlington Northern Santa Fe LLC
3.05%, 02/15/51	369	230,890
3.55%, 02/15/50	323	224,456
4.05%, 06/15/48	225	172,962
4.13%, 06/15/47	105	82,150
4.15%, 12/15/48	224	174,153
4.38%, 09/01/42	18	15,356
4.40%, 03/15/42	10	8,607
4.70%, 09/01/45	118	101,628
4.90%, 04/01/44	30	26,876
4.95%, 09/15/41	15	13,891
5.05%, 03/01/41(a)	45	42,425
5.40%, 06/01/41	45	43,937
5.75%, 05/01/40	56	56,670
Canadian National Railway Co.
2.45%, 05/01/50	302	169,573
3.20%, 08/02/46	471	325,603
3.65%, 02/03/48	479	346,087
4.45%, 01/20/49	315	257,270
Security	Par (000)	Value
Transportation (continued)
4.95%, 05/12/36(a)	$100	$97,244
6.20%, 06/01/36	233	247,730
6.25%, 08/01/34	223	238,281
6.38%, 11/15/37	252	270,594
Canadian Pacific Railway Co.
2.05%, 03/05/30	57	51,840
3.10%, 12/02/51	688	429,740
4.20%, 11/15/69	159	112,271
4.80%, 09/15/35(a)	118	113,437
4.80%, 08/01/45	210	182,765
6.13%, 09/15/2115	226	222,930
CH Robinson Worldwide, Inc., 4.20%, 04/15/28	2,894	2,862,223
CSX Corp.
2.40%, 02/15/30	298	275,556
3.35%, 09/15/49	199	133,420
3.80%, 03/01/28	3	2,967
3.80%, 11/01/46	216	161,135
3.80%, 04/15/50	198	144,231
3.95%, 05/01/50	269	199,915
4.10%, 03/15/44	93	74,753
4.25%, 03/15/29	273	270,239
4.25%, 11/01/66	297	216,668
4.30%, 03/01/48	274	218,020
4.40%, 03/01/43	69	58,435
4.50%, 03/15/49	188	152,645
4.50%, 08/01/54	237	189,238
4.65%, 03/01/68(a)	80	62,663
4.75%, 05/30/42	169	150,463
4.75%, 11/15/48	209	177,011
5.50%, 04/15/41	168	163,860
6.00%, 10/01/36	121	126,521
6.15%, 05/01/37	150	158,190
6.22%, 04/30/40	150	157,475
FedEx Corp.
3.10%, 08/05/29	59	56,116
4.25%, 05/15/30	18	17,544
5.25%, 05/15/50	160	142,308
GXO Logistics, Inc.
2.65%, 07/15/31(a)	667	588,923
6.50%, 05/06/34	40	41,302
Norfolk Southern Corp.
2.55%, 11/01/29(a)	68	63,563
2.90%, 08/25/51	220	131,547
3.16%, 05/15/55	200	121,733
3.40%, 11/01/49	229	154,053
3.70%, 03/15/53	75	51,623
3.80%, 08/01/28	360	354,713
3.94%, 11/01/47	359	269,746
3.95%, 10/01/42	183	146,279
4.05%, 08/15/52	340	251,003
4.10%, 05/15/49	151	114,825
4.10%, 05/15/2121	168	111,397
4.15%, 02/28/48	263	203,861
4.45%, 06/15/45	148	122,395
4.65%, 01/15/46	153	128,912
4.84%, 10/01/41(a)	318	286,088
5.10%, 08/01/2118	70	59,474
Ryder System, Inc.
4.30%, 12/01/30	840	817,115
4.85%, 06/15/30	125	124,294
4.90%, 12/01/29	35	35,020
149
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation (continued)
4.95%, 09/01/29	$590	$591,144
5.00%, 03/15/30	355	355,172
5.25%, 06/01/28	543	547,342
5.38%, 03/15/29	145	146,829
5.50%, 06/01/29	367	372,750
5.65%, 03/01/28(a)	475	481,219
6.30%, 12/01/28	550	566,982
6.60%, 12/01/33	1,168	1,249,743
Union Pacific Corp.
2.95%, 03/10/52	160	96,766
2.97%, 09/16/62	247	136,162
3.25%, 02/05/50	439	288,443
3.35%, 08/15/46	98	68,882
3.38%, 02/01/35	100	87,316
3.50%, 02/14/53	264	177,300
3.55%, 08/15/39	55	44,945
3.55%, 05/20/61	139	89,104
3.60%, 09/15/37(a)	15	12,795
3.75%, 02/05/70	275	178,014
3.80%, 10/01/51	391	279,887
3.80%, 04/06/71	216	140,139
3.84%, 03/20/60	331	226,050
3.85%, 02/14/72(a)	142	94,581
3.88%, 02/01/55	258	183,959
3.95%, 09/10/28	20	19,764
3.95%, 08/15/59	288	201,891
4.00%, 04/15/47	158	121,230
4.05%, 11/15/45	187	146,382
4.05%, 03/01/46(a)	190	148,297
4.10%, 09/15/67	256	180,128
4.30%, 03/01/49	253	200,050
4.50%, 09/10/48	268	219,299
6.63%, 02/01/29	58	60,675
United Parcel Service, Inc.
2.50%, 09/01/29	35	32,858
3.40%, 03/15/29	27	26,189
3.40%, 11/15/46	197	137,981
3.40%, 09/01/49	317	213,451
3.63%, 10/01/42	146	112,736
3.75%, 11/15/47	450	327,984
4.25%, 03/15/49	336	262,179
4.45%, 04/01/30(a)	57	56,458
4.88%, 11/15/40	393	361,536
5.20%, 04/01/40(a)	115	110,656
5.30%, 04/01/50	230	209,027
6.20%, 01/15/38	744	786,221
		24,959,344
Trucking & Leasing — 0.2%
GATX Corp.
3.10%, 06/01/51	222	135,161
3.50%, 03/15/28	84	82,390
3.50%, 06/01/32	260	237,531
4.55%, 11/07/28	108	107,376
4.70%, 04/01/29	158	157,036
4.90%, 03/15/33	350	340,950
5.20%, 03/15/44	167	151,304
5.45%, 09/15/33	275	275,977
6.05%, 03/15/34	462	475,720
6.05%, 06/05/54(a)	485	471,095
Security	Par (000)	Value
Trucking & Leasing (continued)
6.90%, 05/01/34	$417	$450,478
		2,885,018
Water — 0.2%
American Water Capital Corp.
2.80%, 05/01/30	116	107,750
3.45%, 06/01/29	25	24,141
3.45%, 05/01/50(a)	437	294,386
3.75%, 09/01/28	24	23,549
3.75%, 09/01/47	129	93,896
4.00%, 12/01/46	226	172,184
4.15%, 06/01/49	306	234,114
4.20%, 09/01/48	289	223,676
4.30%, 12/01/42(a)	122	101,733
6.59%, 10/15/37	157	170,032
Essential Utilities, Inc.
2.70%, 04/15/30	124	114,380
3.35%, 04/15/50	281	182,802
3.57%, 05/01/29	109	105,304
4.28%, 05/01/49	318	245,720
5.13%, 03/15/36	50	48,198
5.30%, 05/01/52	287	253,452
United Utilities PLC, 6.88%, 08/15/28	73	75,609
		2,470,926
Total Long-Term Investments — 98.2% (Cost: $1,374,914,093)		1,272,097,645
	Shares
Short-Term Securities
Money Market Funds — 8.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.84%(e)(f)(g)	104,249,860	104,281,135
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.65%(e)(f)	5,270,000	5,270,000
Total Short-Term Securities — 8.5% (Cost: $109,528,656)		109,551,135
Total Investments — 106.7% (Cost: $1,484,442,749)		1,381,648,780
Liabilities in Excess of Other Assets — (6.7)%		(86,916,854)
Net Assets — 100.0%		$1,294,731,926

(a)	All or a portion of this security is on loan.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Schedule of Investments
150

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® ESG Aware USD Corporate Bond ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended August 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 02/28/26	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/26	Shares Held at 08/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$101,198,992	$3,103,872 (a)	$—	$(11,486)	$(10,243)	$104,281,135	104,249,860	$134,243 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	8,610,000	—	(3,340,000)(a)	—	—	5,270,000	5,270,000	89,217	—
				$(11,486)	$(10,243)	$109,551,135		$223,460	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$1,272,097,645	$—	$1,272,097,645
Short-Term Securities
Money Market Funds	109,551,135	—	—	109,551,135
	$109,551,135	$1,272,097,645	$—	$1,381,648,780
See notes to financial statements.
151
2026 iShares Semi-Annual Financial Statements and Additional Information

Statements of Assets and Liabilities (unaudited)
August 31, 2026

	iShares ESG Advanced Universal USD Bond ETF	iShares ESG Aware 1-5 Year USD Corporate Bond ETF	iShares ESG Aware U.S. Aggregate Bond ETF	iShares ESG Aware USD Corporate Bond ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$698,680,175	$1,285,448,862	$5,004,326,880	$1,272,097,645
Investments, at value—affiliated(c)	29,275,435	61,074,124	308,021,087	109,551,135
Cash	—	8,688	2,135,898	7,046
Foreign currency, at value(d)	1,268	—	5	—
Receivables:
Investments sold	5,303,284	23,647,936	57,659,054	16,771,952
Securities lending income—affiliated	3,312	13,131	7,646	25,138
TBA sales commitments	72,680	—	3,310,148	—
Capital shares sold	—	—	355,465	—
Dividends—affiliated	69,471	18,217	895,121	11,582
Interest—unaffiliated	6,110,171	14,963,093	40,112,093	17,407,167
Total assets	739,515,796	1,385,174,051	5,416,823,397	1,415,871,665
LIABILITIES
Bank overdraft	17,312	—	—	—
Collateral on securities loaned, at value	5,405,435	52,686,696	13,360,653	104,319,709
TBA sales commitments, at value(e)	72,612	—	3,304,173	—
Payables:
Investments purchased	23,680,535	24,725,854	314,057,478	16,622,323
Investment advisory fees	70,756	132,958	404,926	197,707
Total liabilities	29,246,650	77,545,508	331,127,230	121,139,739
Commitments and contingent liabilities
NET ASSETS	$710,269,146	$1,307,628,543	$5,085,696,167	$1,294,731,926
NET ASSETS CONSIST OF
Paid-in capital	$794,565,780	$1,345,530,711	$5,450,224,374	$1,446,141,382
Accumulated loss	(84,296,634)	(37,902,168)	(364,528,207)	(151,409,456)
NET ASSETS	$710,269,146	$1,307,628,543	$5,085,696,167	$1,294,731,926
NET ASSET VALUE
Shares outstanding	16,600,000	52,700,000	109,100,000	57,100,000
Net asset value	$42.79	$24.81	$46.61	$22.67
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	None	None	None	None
(a) Investments, at cost—unaffiliated	$748,138,648	$1,293,108,207	$5,290,399,327	$1,374,914,093
(b) Securities loaned, at value	$5,232,889	$50,991,688	$12,872,464	$100,370,877
(c) Investments, at cost—affiliated	$29,275,435	$61,061,811	$307,963,870	$109,528,656
(d) Foreign currency, at cost	$1,209	$—	$5	$—
(e) Proceeds from TBA sales commitments	$72,680	$—	$3,310,148	$—
See notes to financial statements.
Statements of Assets and Liabilities
152

Statements of Operations (unaudited)
Six Months Ended August 31, 2026

	iShares ESG Advanced Universal USD Bond ETF	iShares ESG Aware 1-5 Year USD Corporate Bond ETF	iShares ESG Aware U.S. Aggregate Bond ETF	iShares ESG Aware USD Corporate Bond ETF
INVESTMENT INCOME
Dividends—affiliated	$382,641	$80,296	$4,777,054	$89,217
Interest—unaffiliated	14,157,435	27,830,622	96,410,569	32,030,866
Securities lending income—affiliated—net	21,747	66,919	50,537	134,243
Payment-in-kind interest—unaffiliated	875	—	—	—
Total investment income	14,562,698	27,977,837	101,238,160	32,254,326
EXPENSES
Investment advisory	427,658	717,683	2,425,771	1,226,015
Total expenses	427,658	717,683	2,425,771	1,226,015
Less:
Investment advisory fees waived	(9,506)	—	(113,318)	—
Total expenses after fees waived	418,152	717,683	2,312,453	1,226,015
Net investment income	14,144,546	27,260,154	98,925,707	31,028,311
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	(959,249)	708,433	(10,161,181)	(4,125,762)
Investments—affiliated	—	(6,731)	(18,250)	(11,486)
In-kind redemptions—unaffiliated(a)	(715,781)	95,598	—	(665,678)
	(1,675,030)	797,300	(10,179,431)	(4,802,926)
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated	(25,638,742)	(27,394,405)	(187,106,713)	(51,791,123)
Investments—affiliated	—	(3,998)	(23,827)	(10,243)
Foreign currency translations	(19)	—	—	—
	(25,638,761)	(27,398,403)	(187,130,540)	(51,801,366)
Net realized and unrealized loss	(27,313,791)	(26,601,103)	(197,309,971)	(56,604,292)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(13,169,245)	$659,051	$(98,384,264)	$(25,575,981)
(a) See Note 2 of the Notes to Financial Statements.
See notes to financial statements.
153
2026 iShares Semi-Annual Financial Statements and Additional Information

Statements of Changes in Net Assets

	iShares ESG Advanced Universal USD Bond ETF		iShares ESG Aware 1-5 Year USD Corporate Bond ETF
	Six Months Ended 08/31/26 (unaudited)	Year Ended 02/28/26	Six Months Ended 08/31/26 (unaudited)	Year Ended 02/28/26
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$14,144,546	$27,487,101	$27,260,154	$45,354,696
Net realized gain (loss)	(1,675,030)	(3,475,659)	797,300	(953,731)
Net change in unrealized appreciation (depreciation)	(25,638,761)	20,665,328	(27,398,403)	16,656,328
Net increase (decrease) in net assets resulting from operations	(13,169,245)	44,676,770	659,051	61,057,293
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(13,953,020)(b)	(27,287,464)	(26,271,827)(b)	(44,908,801)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	13,011,487	15,985,459	240,954,866	102,130,612
NET ASSETS
Total increase (decrease) in net assets	(14,110,778)	33,374,765	215,342,090	118,279,104
Beginning of period	724,379,924	691,005,159	1,092,286,453	974,007,349
End of period	$710,269,146	$724,379,924	$1,307,628,543	$1,092,286,453

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
Statements of Changes in Net Assets
154

Statements of Changes in Net Assets(continued)

	iShares ESG Aware U.S. Aggregate Bond ETF		iShares ESG Aware USD Corporate Bond ETF
	Six Months Ended 08/31/26 (unaudited)	Year Ended 02/28/26	Six Months Ended 08/31/26 (unaudited)	Year Ended 02/28/26
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$98,925,707	$163,845,632	$31,028,311	$54,265,853
Net realized loss	(10,179,431)	(7,176,023)	(4,802,926)	(3,090,136)
Net change in unrealized appreciation (depreciation)	(187,130,540)	97,732,233	(51,801,366)	27,106,934
Net increase (decrease) in net assets resulting from operations	(98,384,264)	254,401,842	(25,575,981)	78,282,651
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(95,792,975)(b)	(161,224,184)	(31,135,786)(b)	(53,336,250)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	647,428,300	667,999,589	(53,233,360)	248,692,178
NET ASSETS
Total increase (decrease) in net assets	453,251,061	761,177,247	(109,945,127)	273,638,579
Beginning of period	4,632,445,106	3,871,267,859	1,404,677,053	1,131,038,474
End of period	$5,085,696,167	$4,632,445,106	$1,294,731,926	$1,404,677,053

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
155
2026 iShares Semi-Annual Financial Statements and Additional Information

Financial Highlights
(For a share outstanding throughout each period)

	iShares ESG Advanced Universal USD Bond ETF
	Six Months Ended 08/31/26 (unaudited)	Year Ended 02/28/26	Year Ended 02/28/25	Year Ended 02/29/24	Year Ended 02/28/23	Year Ended 02/28/22
Net asset value, beginning of period	$44.44	$43.46	$42.47	$42.27	$47.64	$49.61
Net investment income(a)	0.87	1.70	1.60	1.35	1.01	0.60
Net realized and unrealized gain (loss)(b)	(1.66)	0.97	0.97	0.19	(5.38)	(2.01)
Net increase (decrease) from investment operations	(0.79)	2.67	2.57	1.54	(4.37)	(1.41)
Distributions from net investment income(c)	(0.86)(d)	(1.69)	(1.58)	(1.34)	(1.00)	(0.56)
Net asset value, end of period	$42.79	$44.44	$43.46	$42.47	$42.27	$47.64
Total Return(e)
Based on net asset value	(1.78)%(f)	6.27%	6.17%	3.70%	(9.22)%	(2.85)%
Ratios to Average Net Assets(g)
Total expenses	0.12%(h)	0.12%	0.12%	0.12%	0.12%	0.12%
Total expenses after fees waived	0.12%(h)	0.12%	0.12%	0.12%	0.11%	0.11%
Net investment income	3.97%(h)	3.90%	3.73%	3.19%	2.32%	1.23%
Supplemental Data
Net assets, end of period (000)	$710,269	$724,380	$691,005	$590,340	$570,693	$609,795
Portfolio turnover rate(i)(j)	36%	87%	100%	63%	167%	243%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
(j) Includes mortgage dollar roll transactions (“MDRs”).
See notes to financial statements.
Financial Highlights
156

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares ESG Aware 1-5 Year USD Corporate Bond ETF
	Six Months Ended 08/31/26 (unaudited)	Year Ended 02/28/26	Year Ended 02/28/25	Year Ended 02/29/24	Year Ended 02/28/23	Year Ended 02/28/22
Net asset value, beginning of period	$25.37	$24.97	$24.38	$23.78	$25.11	$26.05
Net investment income(a)	0.57	1.12	0.99	0.71	0.44	0.27
Net realized and unrealized gain (loss)(b)	(0.57)	0.40	0.56	0.59	(1.33)	(0.88)
Net increase (decrease) from investment operations	0.00	1.52	1.55	1.30	(0.89)	(0.61)
Distributions(c)
From net investment income	(0.56)(d)	(1.12)	(0.96)	(0.70)	(0.44)	(0.29)
From net realized gain	—	—	—	—	—	(0.04)
Total distributions	(0.56)	(1.12)	(0.96)	(0.70)	(0.44)	(0.33)
Net asset value, end of period	$24.81	$25.37	$24.97	$24.38	$23.78	$25.11
Total Return(e)
Based on net asset value	0.03%(f)	6.17%	6.54%	5.58%	(3.58)%	(2.33)%
Ratios to Average Net Assets(g)
Total expenses	0.12%(h)	0.12%	0.12%	0.12%	0.12%	0.12%
Net investment income	4.56%(h)	4.47%	3.99%	2.96%	1.83%	1.06%
Supplemental Data
Net assets, end of period (000)	$1,307,629	$1,092,286	$974,007	$865,348	$903,491	$1,032,088
Portfolio turnover rate(i)	15%	34%	38%	31%	30%	37%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
157
2026 iShares Semi-Annual Financial Statements and Additional Information

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares ESG Aware U.S. Aggregate Bond ETF
	Six Months Ended 08/31/26 (unaudited)	Year Ended 02/28/26	Year Ended 02/28/25	Year Ended 02/29/24	Year Ended 02/28/23	Year Ended 02/28/22
Net asset value, beginning of period	$48.56	$47.56	$46.78	$46.88	$53.10	$55.22
Net investment income(a)	0.97	1.90	1.83	1.66	1.12	0.62
Net realized and unrealized gain (loss)(b)	(1.97)	0.98	0.78	(0.17)	(6.31)	(2.15)
Net increase (decrease) from investment operations	(1.00)	2.88	2.61	1.49	(5.19)	(1.53)
Distributions from net investment income(c)	(0.95)(d)	(1.88)	(1.83)	(1.59)	(1.03)	(0.59)
Net asset value, end of period	$46.61	$48.56	$47.56	$46.78	$46.88	$53.10
Total Return(e)
Based on net asset value	(2.04)%(f)	6.18%	5.70%	3.22%	(9.81)%	(2.78)%
Ratios to Average Net Assets(g)
Total expenses	0.10%(h)	0.10%	0.10%	0.10%	0.10%	0.10%
Total expenses after fees waived	0.10%(h)	0.10%	0.10%	0.09%	0.09%	0.09%
Net investment income	4.08%(h)	3.98%	3.89%	3.55%	2.31%	1.13%
Supplemental Data
Net assets, end of period (000)	$5,085,696	$4,632,445	$3,871,268	$3,559,940	$2,400,450	$1,985,864
Portfolio turnover rate(i)(j)	59%	94%	112%	156%	158%	234%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
(j) Includes mortgage dollar roll transactions (“MDRs”).
See notes to financial statements.
Financial Highlights
158

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares ESG Aware USD Corporate Bond ETF
	Six Months Ended 08/31/26 (unaudited)	Year Ended 02/28/26	Year Ended 02/28/25	Year Ended 02/29/24	Year Ended 02/28/23	Year Ended 02/28/22
Net asset value, beginning of period	$23.65	$23.20	$22.78	$22.42	$25.84	$27.42
Net investment income(a)	0.53	1.03	0.99	0.91	0.71	0.54
Net realized and unrealized gain (loss)(b)	(0.98)	0.44	0.42	0.37	(3.46)	(1.51)
Net increase (decrease) from investment operations	(0.45)	1.47	1.41	1.28	(2.75)	(0.97)
Distributions(c)
From net investment income	(0.53)(d)	(1.02)	(0.99)	(0.92)	(0.67)	(0.56)
From net realized gain	—	—	—	—	—	(0.05)
Total distributions	(0.53)	(1.02)	(0.99)	(0.92)	(0.67)	(0.61)
Net asset value, end of period	$22.67	$23.65	$23.20	$22.78	$22.42	$25.84
Total Return(e)
Based on net asset value	(1.87)%(f)	6.48%	6.34%	5.82%	(10.71)%	(3.60)%
Ratios to Average Net Assets(g)
Total expenses	0.18%(h)	0.18%	0.18%	0.18%	0.18%	0.18%
Net investment income	4.56%(h)	4.45%	4.32%	4.07%	3.05%	2.00%
Supplemental Data
Net assets, end of period (000)	$1,294,732	$1,404,677	$1,131,038	$1,020,433	$1,139,903	$898,015
Portfolio turnover rate(i)	10%	15%	18%	19%	23%	17%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
159
2026 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited)
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
iShares ETF	Diversification Classification
ESG Advanced Universal USD Bond	Diversified
ESG Aware 1-5 Year USD Corporate Bond	Diversified
ESG Aware U.S. Aggregate Bond	Diversified
ESG Aware USD Corporate Bond	Diversified
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed (the "trade dates"). Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Cash: The Funds may maintain cash at their custodian, which at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting: The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each Fund’s financial statements.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment  Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date.  U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds' investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Notes to Financial Statements
160

Notes to Financial Statements (unaudited) (continued)
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
• Fixed-income investments and certain derivative instruments for which market quotations are readily available are generally valued using the last available bid price (including evaluated prices) provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots of securities in certain asset classes may trade at lower prices than institutional round lots, and the value ultimately realized when the securities are sold could differ from the prices used by a fund. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BFA determines such method does not represent fair value.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).  The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair  Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
• Level  2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are
161
2026 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
TBA Commitments: TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.
To mitigate counterparty risk, a fund enters into a two-way collateral agreement for TBA transactions with certain counterparties. Under such agreement, the “in-the-money” party of a TBA transaction may at any time require the other party to pledge collateral assets (in the form of cash or securities) to offset any loss the in-the-money party would incur upon cancellation of the TBA transaction. A party is in-the-money if they are the buyer and the market value of the TBA transaction increases or if they are the seller and the market value of the TBA transaction decreases. Cash collateral received from the counterparty may be reinvested in money market funds, including those managed by the Funds’ investment adviser, or its affiliates. Such collateral, if any, is noted in the Schedule of Investments and the obligation to return the collateral is presented as a liability in the Statements of Assets and Liabilities. Securities pledged as collateral by a fund, if any, are noted in the Schedule of Investments.
Mortgage Dollar Roll Transactions: The Funds may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions.  The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. Government.  The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities.  The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day.  During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments.  The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
Notes to Financial Statements
162

Notes to Financial Statements (unaudited) (continued)
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
ESG Advanced Universal USD Bond
Barclays Bank PLC	$1,063,620	$(1,063,620)	$—	$—
Barclays Capital, Inc.	150,575	(150,575)	—	—
BNP Paribas SA	1,155,092	(1,155,092)	—	—
BofA Securities, Inc.	104,578	(93,630)	—	10,948(b)
Citigroup Global Markets, Inc.	334,262	(334,262)	—	—
Goldman Sachs & Co. LLC	307,377	(307,377)	—	—
J.P. Morgan Securities LLC	771,649	(771,649)	—	—
Jefferies LLC	90,513	(90,513)	—	—
Morgan Stanley	181,525	(181,525)	—	—
National Bank of Canada	407,110	(407,110)	—	—
Pershing LLC	32,431	(32,431)	—	—
RBC Capital Markets LLC	360,704	(360,704)	—	—
Scotia Capital (USA), Inc.	162,314	(162,314)	—	—
Wells Fargo Securities LLC	111,139	(111,139)	—	—
	$5,232,889	$(5,221,941)	$—	$10,948
ESG Aware 1-5 Year USD Corporate Bond
Barclays Bank PLC	$21,750,808	$(21,750,808)	$—	$—
BMO Capital Markets Corp.	24,869	(24,869)	—	—
BNP Paribas SA	2,986,475	(2,986,475)	—	—
BofA Securities, Inc.	1,183,386	(1,183,386)	—	—
Citadel Clearing LLC	481,465	(481,465)	—	—
Citigroup Global Markets, Inc.	1,841,090	(1,841,090)	—	—
J.P. Morgan Securities LLC	13,207,431	(13,207,431)	—	—
Mitsubishi UFJ Securities Holdings Co., Ltd.	1,354,034	(1,354,034)	—	—
Morgan Stanley	1,321,318	(1,321,318)	—	—
National Bank Financial Inc.	2,376,488	(2,376,488)	—	—
Pershing LLC	1,829,045	(1,829,045)	—	—
RBC Capital Markets LLC	1,507,133	(1,507,133)	—	—
Scotia Capital (USA), Inc.	193,230	(193,230)	—	—
TD Securities (USA) LLC – Cowen	182,071	(182,071)	—	—
Wells Fargo Securities LLC	752,845	(752,845)	—	—
	$50,991,688	$(50,991,688)	$—	$—
ESG Aware U.S. Aggregate Bond
Barclays Capital, Inc.	$1,403,285	$(1,403,285)	$—	$—
BNP Paribas SA	3,676,798	(3,676,798)	—	—
BofA Securities, Inc.	496,075	(496,075)	—	—
Citigroup Global Markets, Inc.	2,973,106	(2,973,106)	—	—
Goldman Sachs & Co. LLC	226,035	(226,035)	—	—
HSBC Securities (USA), Inc.	27,891	(27,891)	—	—
J.P. Morgan Securities LLC	1,896,410	(1,896,410)	—	—
Morgan Stanley	752,186	(752,186)	—	—
National Bank Financial Inc.	836,429	(836,429)	—	—
RBC Capital Markets LLC	280,547	(280,547)	—	—
Scotia Capital (USA), Inc.	179,062	(179,062)	—	—
Wells Fargo Securities LLC	124,640	(124,640)	—	—
	$12,872,464	$(12,872,464)	$—	$—
163
2026 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
ESG Aware USD Corporate Bond
Barclays Bank PLC	$42,074,536	$(42,074,536)	$—	$—
BMO Capital Markets Corp.	38,920	(38,920)	—	—
BNP Paribas SA	9,531,694	(9,531,694)	—	—
BofA Securities, Inc.	2,451,100	(2,451,100)	—	—
Citadel Clearing LLC	93,126	(93,126)	—	—
Citigroup Global Markets, Inc.	3,700,563	(3,700,563)	—	—
J.P. Morgan Securities LLC	19,997,212	(19,997,212)	—	—
Mitsubishi UFJ Securities Holdings Co., Ltd.	936,307	(936,307)	—	—
Morgan Stanley	4,267,393	(4,267,393)	—	—
National Bank of Canada	3,879,895	(3,879,895)	—	—
Pershing LLC	2,060,950	(2,060,950)	—	—
RBC Capital Markets LLC	5,993,513	(5,993,513)	—	—
Santander US Capital Markets LLC	289,115	(289,115)	—	—
Scotia Capital (USA), Inc.	1,193,183	(1,193,183)	—	—
State Street Bank & Trust Co.	159,221	(159,221)	—	—
TD Securities (USA) LLC	2,339,152	(2,339,152)	—	—
UBS AG	100,654	(100,654)	—	—
Wells Fargo Bank N.A.	403,825	(403,825)	—	—
Wells Fargo Securities LLC	860,518	(860,518)	—	—
	$100,370,877	$(100,370,877)	$—	$—

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund’s
Statements of Assets and Liabilities.

(b)
The market value of the loaned securities is determined as of August 31, 2026. Additional collateral is delivered to the Fund subsequent to period end in accordance with the MSLA.
The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.'s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets.  BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
iShares ETF	Investment Advisory Fees
ESG Advanced Universal USD Bond	0.12%
ESG Aware 1-5 Year USD Corporate Bond	0.12
ESG Aware U.S. Aggregate Bond	0.10
ESG Aware USD Corporate Bond	0.18
Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statements of Operations does not include acquired fund fees and expenses.
For each of the iShares ESG Advanced Universal USD Bond and the iShares ESG Aware U.S. Aggregate Bond ETFs, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through June 30, 2030, and June 30, 2029, respectively, in an amount equal to the acquired fund fees and expenses, if any, attributable to investments by the Fund in other registered investment companies advised by BFA or its affiliates.
Notes to Financial Statements
164

Notes to Financial Statements (unaudited) (continued)
This amounts are included in investment advisory fees waived in the Statement of Operations. For the six months ended August 31, 2026, the amounts waived in investment advisory fees pursuant to these arrangements were as follows:
iShares ETF	Amounts Waived
ESG Advanced Universal USD Bond	$9,506
ESG Aware U.S. Aggregate Bond	113,318
Distributor: BlackRock Investments, LLC ("BRIL"), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Securities Lending: The U.S. Securities and Exchange Commission ("SEC") has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. ("BTC"), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions.  As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended August 31, 2026, the Funds paid BTC the following amounts for securities lending agent services:
iShares ETF	Amounts
ESG Advanced Universal USD Bond	$5,922
ESG Aware 1-5 Year USD Corporate Bond	24,957
ESG Aware U.S. Aggregate Bond	15,634
ESG Aware USD Corporate Bond	49,960
Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate.  The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
165
2026 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
6. PURCHASES AND SALES
For the six months ended August 31, 2026, purchases and sales of investments, including mortgage dollar rolls and excluding short-term securities and in-kind transactions, were as follows:
	U.S. Government Securities		Other Securities
iShares ETF	Purchases	Sales	Purchases	Sales
ESG Advanced Universal USD Bond	$215,305,924	$214,913,248	$38,149,890	$36,444,351
ESG Aware 1-5 Year USD Corporate Bond	—	—	185,714,781	182,697,654
ESG Aware U.S. Aggregate Bond	2,716,702,895	2,610,387,851	203,462,612	174,892,715
ESG Aware USD Corporate Bond	—	—	128,087,375	127,144,826
For the six months ended August 31, 2026, in-kind transactions were as follows:
iShares ETF	In-kind Purchases	In-kind Sales
ESG Advanced Universal USD Bond	$23,775,828	$13,610,205
ESG Aware 1-5 Year USD Corporate Bond	239,658,790	8,547,158
ESG Aware U.S. Aggregate Bond	491,791,422	—
ESG Aware USD Corporate Bond	76,201,600	129,465,827
7. INCOME TAX INFORMATION
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes.  It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of August 31, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
As of February 28, 2026, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:
iShares ETF	Non-Expiring Capital Loss Carryforwards
ESG Advanced Universal USD Bond	$(35,449,194)
ESG Aware 1-5 Year USD Corporate Bond	(36,105,307)
ESG Aware U.S. Aggregate Bond	(85,535,275)
ESG Aware USD Corporate Bond	(47,887,017)
As of August 31, 2026, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
ESG Advanced Universal USD Bond	$777,562,629	$1,292,817	$(50,899,768)	$(49,606,951)
ESG Aware 1-5 Year USD Corporate Bond	1,354,339,548	2,730,414	(10,546,976)	(7,816,562)
ESG Aware U.S. Aggregate Bond	5,599,009,026	5,365,471	(292,020,555)	(286,655,084)
ESG Aware USD Corporate Bond	1,485,529,367	2,338,727	(106,219,314)	(103,880,587)
8. PRINCIPAL RISKS
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations.  Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.
Notes to Financial Statements
166

Notes to Financial Statements (unaudited) (continued)
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Funds are not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors.  When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio.  Investment percentages in specific sectors are presented in the  Schedule of Investments.
The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates during a period of historically low interest rates. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Funds’ performance.
The Funds invest a significant portion of their assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. When a fund concentrates its investments in this manner, it assumes a greater risk of prepayment or payment extension by securities issuers. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions. Investment percentages in these securities are presented in the Schedule of Investments.
Certain Funds invest a significant portion of their assets within the financials sector. Performance of companies in the financials sector may be adversely impacted by many factors, including, among others, changes in government regulations, economic conditions, and interest rates, credit rating downgrades, adverse public perception, exposure concentration and decreased liquidity in credit markets. The impact of changes in capital requirements and recent or future regulation on any individual financial company, or on the financials sector as a whole, cannot be predicted, but may negatively impact the Funds.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
167
2026 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
9. CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
	Six Months Ended 08/31/26		Year Ended 02/28/26
iShares ETF	Shares	Amount	Shares	Amount
ESG Advanced Universal USD Bond
Shares sold	700,000	$30,325,982	2,300,000	$99,521,839
Shares redeemed	(400,000)	(17,314,495)	(1,900,000)	(83,536,380)
	300,000	$13,011,487	400,000	$15,985,459
ESG Aware 1-5 Year USD Corporate Bond
Shares sold	10,000,000	$249,725,736	5,250,000	$131,974,276
Shares redeemed	(350,000)	(8,770,870)	(1,200,000)	(29,843,664)
	9,650,000	$240,954,866	4,050,000	$102,130,612
ESG Aware U.S. Aggregate Bond
Shares sold	13,700,000	$647,428,300	16,900,000	$804,702,107
Shares redeemed	—	—	(2,900,000)	(136,702,518)
	13,700,000	$647,428,300	14,000,000	$667,999,589
ESG Aware USD Corporate Bond
Shares sold	3,400,000	$78,321,543	11,650,000	$271,693,188
Shares redeemed	(5,700,000)	(131,554,903)	(1,000,000)	(23,001,010)
	(2,300,000)	$(53,233,360)	10,650,000	$248,692,178
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash.  Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars.  Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash.  Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, each Funds’ custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
10. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the  financial statements.
Notes to Financial Statements
168

Additional Information
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
 • Go to icsdelivery.com.
 • If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust’s policies and procedures with respect to the disclosure of each Fund’s portfolio securities is available in the Fund Prospectus. Each Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com.
169
2026 iShares Semi-Annual Financial Statements and Additional Information

Board Review and Approval of Investment Advisory Contract
iShares ESG Aware 1-5 Year USD Corporate Bond ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess the services of BFA and its affiliates to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 11, 2026 and May 21, 2026, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 10-11, 2026, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.
The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2025, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and platform and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the ETF business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding the investment performance of iShares funds, investment and risk management processes and
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170

Board Review and Approval of Investment Advisory Contract (continued)
strategies provided at the May 11, 2026 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business and ETF platform.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology (including refinements to the methodology from prior years) and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the ETF business by BFA and its affiliates, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders to further improve product quality, enhance and strengthen the ETF ecosystem and the ETF platform and to pursue continual advancement of the overall investor experience. With respect to applicable funds, the 15(c) Committee and the Board reviewed information with respect to management fees having been set at levels that anticipate scale over time. In addition, the 15(c) Committee and the Board reviewed information with respect to certain benefits to iShares funds’ shareholders as a result of BlackRock’s overall size and global platform. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.
The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), and payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates)
171
2026 iShares Semi-Annual Financial Statements and Additional Information

Board Review and Approval of Investment Advisory Contract (continued)
provides investment advisory services or other services. The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Solutions Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board further noted that certain index providers pay a fee or reimburse a portion of the costs of BFA and/or its affiliates of certain co-marketing activities that promote products and strategic initiatives that incorporate the index providers’ logos and branding. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board also considered other indirect and intangible benefits to BlackRock as a result of its advisory relationships with the Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.
The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
iShares ESG Advanced Universal USD Bond ETF, iShares ESG Aware U.S. Aggregate Bond ETF, iShares ESG Aware USD Corporate Bond ETF (each the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess the services of BFA and its affiliates to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 11, 2026 and May 21, 2026, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 10-11, 2026, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.
The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were within range of the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2025, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic
Board Review and Approval of Investment Advisory Contract
172

Board Review and Approval of Investment Advisory Contract (continued)
comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and platform and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the ETF business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding the investment performance of iShares funds, investment and risk management processes and strategies provided at the May 11, 2026 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business and ETF platform.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology (including refinements to the methodology from prior years) and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the ETF business by BFA and its affiliates, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders to further improve product quality, enhance and strengthen the ETF ecosystem and the ETF platform and to pursue continual advancement of the overall investor experience. With respect to applicable funds, the 15(c) Committee and the Board reviewed information with respect to management fees having been set at levels that anticipate scale over time. In addition, the 15(c) Committee and the Board reviewed information with respect to certain benefits to iShares funds’ shareholders as a result of BlackRock’s overall size and global platform. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
173
2026 iShares Semi-Annual Financial Statements and Additional Information

Board Review and Approval of Investment Advisory Contract (continued)
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.
The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), and payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services. The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Solutions Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board further noted that certain index providers pay a fee or reimburse a portion of the costs of BFA and/or its affiliates of certain co-marketing activities that promote products and strategic initiatives that incorporate the index providers’ logos and branding. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board also considered other indirect and intangible benefits to BlackRock as a result of its advisory relationships with the Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.
The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
Board Review and Approval of Investment Advisory Contract
174

Glossary of Terms Used in these Financial Statements

Portfolio Abbreviation
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
PIK	Payment-in-kind
PJSC	Public Joint Stock Company
REIT	Real Estate Investment Trust
SCA	Svenska Celluosa Aktiebolaget
SOFR	Secured Overnight Financing Rate
TBA	To-Be-Announced
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2026 iShares Semi-Annual Financial Statements and Additional Information

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The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
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August 31, 2026

2026 Semi-Annual Financial Statements and Additional Information (Unaudited)

iShares Trust
• iShares Core 5-10 Year USD Bond ETF | IMTB | NYSE Arca
• iShares Core 10+ Year USD Bond ETF | ILTB | NYSE Arca
• iShares Core U.S. Aggregate Bond ETF | AGG | NYSE Arca
• iShares Total USD Fixed Income Market ETF | BTOT | NYSE Arca

2

Schedule of Investments (unaudited)
August 31, 2026
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Collateralized Mortgage Obligations
Mortgage-Backed Securities — 0.7%
BBCMS Mortgage Trust, 5.40%, 09/15/57	$250	$250,414
Benchmark Mortgage Trust, Series 2018-B4, Class A5, 4.12%, 07/15/51(a)	200	196,773
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
4.40%, 06/25/35(a)	100	95,775
4.50%, 07/25/33(a)	500	487,845
5.00%, 02/25/35(a)	100	100,074
Morgan Stanley Capital I Trust
2.32%, 10/15/54	250	219,740
Series 2021-L7, Class A5, 2.57%, 10/15/54	500	439,920
		1,790,541
Total Collateralized Mortgage Obligations — 0.7% (Cost: $1,799,380)		1,790,541
Corporate Bonds & Notes
Advertising — 0.0%
Clear Channel Outdoor Holdings, Inc.
7.13%, 02/15/31(b)	10	10,301
7.50%, 03/15/33(b)	10	10,533
Lamar Media Corp., 5.38%, 11/01/33(b)	10	9,730
Neptune Bidco U.S., Inc., 9.50%, 02/15/33(b)	30	30,792
Outfront Media Capital LLC/Outfront Media Capital Corp., 6.00%, 06/15/34(b)	10	9,883
WPP 2025 LLC/Delaware, 6.50%, 03/30/36	25	24,771
		96,010
Aerospace & Defense — 0.3%
ATI, Inc.
5.13%, 10/01/31	5	4,911
5.88%, 06/15/33	5	5,050
BAE Systems PLC, 5.30%, 03/26/34(b)	30	29,967
Boeing Co. (The)
3.25%, 02/01/35	30	25,470
3.60%, 05/01/34	10	8,842
6.53%, 05/01/34	50	53,307
Bombardier, Inc.
5.88%, 01/15/35(b)	20	19,821
6.75%, 06/15/33(b)	20	20,635
7.00%, 06/01/32(b)	15	15,517
7.45%, 05/01/34(b)	10	10,977
Efesto Bidco SpA Efesto U.S. LLC, 7.50%, 02/15/32(b)	15	15,247
Embraer Netherlands Finance BV, 5.98%, 02/11/35	10	10,241
General Dynamics Corp., 4.95%, 08/15/35	5	4,890
General Electric Co.
4.90%, 01/29/36	20	19,455
6.75%, 03/15/32	25	27,133
Goat Holdco LLC, 6.75%, 02/01/32(b)	15	15,302
Hexcel Corp., 5.88%, 02/26/35	5	5,042
Honeywell Aerospace, Inc.
4.60%, 03/16/33	25	24,172
4.95%, 03/16/36	70	67,218
L3Harris Technologies, Inc.
4.85%, 04/27/35	10	9,603
5.35%, 06/01/34	20	19,928
5.40%, 07/31/33	45	45,184
Security	Par (000)	Value
Aerospace & Defense (continued)
Lockheed Martin Corp.
4.75%, 02/15/34	$45	$43,881
4.80%, 08/15/34	10	9,756
5.00%, 08/15/35	20	19,662
Moog, Inc., 5.50%, 10/15/34(b)	10	9,768
Northrop Grumman Corp.
4.70%, 03/15/33	40	39,025
5.25%, 07/15/35	10	9,945
RTX Corp.
2.38%, 03/15/32	40	34,888
5.15%, 02/27/33	60	60,024
5.40%, 05/01/35	25	25,158
6.10%, 03/15/34	25	26,288
TransDigm, Inc.
6.00%, 01/15/33(b)	30	30,030
6.13%, 07/31/34(b)	35	34,612
6.25%, 01/31/34(b)	10	10,114
6.38%, 05/31/33(b)	50	50,160
6.63%, 03/01/32(b)	35	35,731
6.75%, 01/31/34(b)	40	40,627
7.13%, 12/01/31(b)	15	15,513
		953,094
Agriculture — 0.3%
Adecoagro SA, 7.50%, 07/29/32(c)	20	19,561
Altria Group, Inc.
2.45%, 02/04/32	60	52,195
5.25%, 08/06/35	20	19,558
5.63%, 02/06/35	15	15,085
Archer-Daniels-Midland Co.
4.50%, 08/15/33	30	29,056
5.38%, 09/15/35	25	25,117
BAT Capital Corp.
4.63%, 03/22/33	5	4,791
4.74%, 03/16/32	15	14,684
5.55%, 08/05/36	25	24,751
5.63%, 08/15/35	20	20,121
6.00%, 02/20/34	15	15,508
6.42%, 08/02/33	30	31,711
7.75%, 10/19/32	20	22,397
Bunge Ltd. Finance Corp.
4.65%, 09/17/34	10	9,505
5.15%, 08/04/35	15	14,564
5.15%, 03/19/36	25	24,222
Cargill, Inc.
2.13%, 11/10/31(b)	10	8,725
4.00%, 06/22/32(b)	25	23,636
5.13%, 10/11/32(b)	30	30,021
5.13%, 02/11/35(b)	10	9,923
Philip Morris International, Inc.
4.25%, 10/29/32	25	23,832
4.63%, 10/29/35	25	23,510
4.88%, 04/30/35	25	24,068
5.25%, 02/13/34	60	59,784
5.38%, 02/15/33	50	50,464
5.75%, 11/17/32	85	87,531
Reynolds American, Inc., 5.70%, 08/15/35	10	10,086
		694,406
Airlines — 0.0%
American Airlines Pass-Through Trust
Series 2019-1, Class AA, 3.15%, 08/15/33	3	3,033
3
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Airlines (continued)
Series A, Class A, 2.88%, 01/11/36	$8	$6,926
AS Mileage Plan IP Ltd., 5.31%, 10/20/31(b)	5	4,855
British Airways Pass-Through Trust
Class A, 2.90%, 09/15/36(b)(d)	8	6,918
Series 2019-1, Class AA, 3.30%, 06/15/34(b)	10	9,643
JetBlue Airways Corp./JetBlue Loyalty LP, 9.88%, 09/20/31(b)	44	37,742
JetBlue Pass-Through Trust
Series 1A, 4.00%, 05/15/34	6	5,955
Series 2019-1, Class AA, 2.75%, 11/15/33	10	9,126
Southwest Airlines Co., 5.25%, 11/15/35	25	23,600
United Airlines Pass-Through Trust, Series 2019-2, Class AA, 2.70%, 11/01/33	4	3,199
VistaJet Malta Finance PLC/Vista Management Holding, Inc., 8.75%, 01/15/32(b)(d)	10	10,148
		121,145
Apparel — 0.1%
Beach Acquisition Bidco LLC, 10.00%, 07/15/33, (10.00% PIK)(b)(e)	53	56,590
Champ Acquisition Corp., 8.38%, 12/01/31(b)	10	10,507
Gildan Activewear, Inc., 5.40%, 10/07/35(b)	25	23,941
Tapestry, Inc.
3.05%, 03/15/32	25	22,343
5.50%, 03/11/35	15	14,762
VF Corp., 6.00%, 10/15/33	5	4,844
		132,987
Auto Manufacturers — 0.4%
Allison Transmission, Inc., 5.88%, 12/01/33(b)	15	14,909
American Honda Finance Corp.
4.90%, 01/10/34	15	14,468
5.10%, 01/08/36	25	24,086
5.20%, 03/05/35	15	14,644
Series A, 5.20%, 04/08/33	25	24,619
BMW U.S. Capital LLC
3.70%, 04/01/32(b)	10	9,209
5.15%, 08/11/33(b)(d)	10	9,813
5.15%, 04/02/34(b)(d)	10	9,738
5.20%, 08/11/35(b)	15	14,483
5.40%, 03/21/35(b)	10	9,803
Cummins, Inc.
5.15%, 02/20/34	25	24,881
5.30%, 05/09/35	45	44,792
Daimler Truck Finance North America LLC, 5.63%, 01/13/35(b)	10	9,980
Ford Motor Co.
3.25%, 02/12/32	88	76,962
6.10%, 08/19/32	110	111,014
Ford Motor Credit Co. LLC
6.13%, 03/08/34	15	14,932
6.50%, 02/07/35	10	10,111
General Motors Co.
5.00%, 04/01/35	20	18,968
5.60%, 10/15/32	25	25,298
6.25%, 04/15/35	25	25,673
General Motors Financial Co., Inc.
3.10%, 01/12/32	45	40,275
5.45%, 09/06/34	20	19,625
5.90%, 01/07/35	25	25,196
5.95%, 04/04/34	30	30,505
6.10%, 01/07/34	45	46,153
Security	Par (000)	Value
Auto Manufacturers (continued)
6.15%, 07/15/35	$20	$20,395
6.40%, 01/09/33	29	30,369
Honda Motor Co. Ltd.
2.97%, 03/10/32	50	44,476
5.34%, 07/08/35	25	24,553
Hyundai Capital America
4.75%, 09/26/31(b)	10	9,743
4.80%, 01/10/33(b)	5	4,824
5.40%, 03/29/32(b)	10	9,997
5.40%, 06/23/32(b)	25	25,019
JB Poindexter & Co., Inc., 8.75%, 12/15/31(b)	10	10,327
Mercedes-Benz Finance North America LLC
5.00%, 01/11/34(b)	15	14,467
5.13%, 08/01/34(b)	5	4,848
Nissan Motor Co. Ltd.
7.75%, 07/17/32(b)	5	5,187
8.13%, 07/17/35(b)	35	37,169
PACCAR Financial Corp., 5.00%, 03/22/34	10	9,891
Stellantis Finance U.S., Inc.
2.69%, 09/15/31(b)	5	4,208
6.38%, 09/12/32(b)	5	4,932
6.45%, 03/18/35(b)	15	14,467
Toyota Motor Corp., 5.05%, 06/30/35	20	19,766
Toyota Motor Credit Corp.
2.40%, 01/13/32	10	8,777
4.60%, 10/10/31	25	24,583
4.65%, 09/03/32	10	9,754
4.70%, 01/12/33	15	14,678
4.80%, 01/05/34	30	29,242
5.35%, 01/09/35	30	30,028
Series B, 4.60%, 03/11/33	25	24,166
Series B, 4.80%, 01/11/36	35	33,583
Volkswagen Group of America Finance LLC
5.60%, 03/22/34(b)	10	9,859
5.80%, 03/27/35(b)	5	4,959
		1,154,404
Auto Parts & Equipment — 0.1%
Adient Global Holdings Ltd., 7.50%, 02/15/33(b)(d)	15	15,534
American Axle & Manufacturing, Inc.
6.38%, 10/15/32(b)	15	15,011
7.75%, 10/15/33(b)	25	25,108
Clarios Global LP/Clarios U.S. Finance Co., 6.75%, 09/15/32(b)	15	15,278
Cyprium Corp./Cyprium Holdings Luxembourg SARL, 6.38%, 04/15/34(b)	10	9,915
Dana, Inc., 4.50%, 02/15/32(d)	5	4,978
Dexko Global, Inc., 7.50%, 04/15/32(b)	10	8,423
Dorman Products, Inc., 6.25%, 06/15/34(b)	5	5,050
Garrett Motion Holdings, Inc./Garrett LX I SARL, 7.75%, 05/31/32(b)	14	14,557
Goodyear Tire & Rubber Co. (The)
5.63%, 04/30/33(d)	10	8,690
8.88%, 07/15/32	20	20,400
IHO Verwaltungs GmbH
7.38%, 05/15/33, (7.38% PIK)(b)(e)	10	10,422
8.00%, 11/15/32, (8.00% Cash or 8.75% PIK)(b)(e)	10	10,579
Lear Corp., 2.60%, 01/15/32	25	21,819
Magna International, Inc.
5.50%, 03/21/33	10	10,077
5.88%, 06/01/35	10	10,235
Schedule of Investments
4

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Auto Parts & Equipment (continued)
Phinia, Inc., 6.63%, 10/15/32(b)	$5	$5,087
ZF North America Capital, Inc., 6.88%, 04/23/32(b)	15	15,026
		226,189
Banks — 4.7%
Australia & New Zealand Banking Group Ltd., 5.20%, 09/30/35, (1-year CMT + 1.47%)(a)(b)	30	28,938
Banco Bilbao Vizcaya Argentaria SA, 6.03%, 03/13/35, (1-year CMT + 1.95%)(a)	15	15,312
Banco Santander SA
5.44%, 04/15/36	200	195,468
6.03%, 01/17/35	20	20,536
Bangkok Bank PCL/Hong Kong, 6.06%, 03/25/40, (5-year CMT + 1.78%)(a)(c)	200	198,647
Bank of America Corp.
2.48%, 09/21/36, (5-year CMT + 1.20%)(a)	55	47,463
2.57%, 10/20/32, (1-day SOFR + 1.21%)(a)	75	66,110
2.97%, 02/04/33, (1-day SOFR + 1.33%)(a)	95	84,671
3.85%, 03/08/37, (5-year CMT + 2.00%)(a)	30	27,563
4.57%, 04/27/33, (1-day SOFR + 1.83%)(a)	95	91,697
5.02%, 07/22/33, (1-day SOFR + 2.16%)(a)	100	98,768
5.05%, 02/06/37, (1-day SOFR + 1.13%)(a)	50	48,023
5.29%, 04/25/34, (1-day SOFR + 1.91%)(a)	95	94,602
5.43%, 08/15/35, (1-day SOFR + 1.91%)(a)	55	54,050
5.46%, 05/09/36, (1-day SOFR + 1.64%)(a)	50	49,819
5.47%, 01/23/35, (1-day SOFR + 1.65%)(a)	135	135,300
5.49%, 04/23/37, (1-day SOFR + 1.57%)(a)	50	48,526
5.51%, 01/24/36, (1-day SOFR + 1.31%)(a)	95	94,889
5.52%, 10/25/35, (1-day SOFR + 1.74%)(a)	70	68,952
5.74%, 02/12/36, (1-day SOFR + 1.70%)(a)	60	59,771
5.87%, 09/15/34, (1-day SOFR + 1.84%)(a)	80	82,257
Bank of Montreal, 3.09%, 01/10/37, (5-year CMT + 1.40%)(a)	25	22,095
Bank of New York Mellon Corp. (The)
2.50%, 01/26/32	25	22,048
4.71%, 02/01/34, (1-day SOFR + 1.51%)(a)	20	19,372
4.97%, 04/26/34, (1-day SOFR + 1.61%)(a)	20	19,628
5.09%, 04/23/37, (1-day SOFR + 1.18%)(a)	25	24,180
5.19%, 03/14/35, (1-day SOFR + 1.42%)(a)	25	24,743
5.23%, 11/20/35, (1-day SOFR + 1.25%)(a)	55	54,455
5.32%, 06/06/36, (1-day SOFR + 1.35%)(a)	20	19,852
5.83%, 10/25/33, (1-day SOFR Index + 2.07%)(a)	30	30,958
6.47%, 10/25/34, (1-day SOFR + 1.85%)(a)	30	31,959
Bank of Nova Scotia (The)
2.45%, 02/02/32	45	39,344
4.74%, 11/10/32, (1-day SOFR + 1.44%)(a)	25	24,366
4.81%, 02/02/34, (1-day SOFR + 1.05%)(a)	25	24,149
5.65%, 02/01/34	40	40,680
Barclays PLC
5.34%, 09/10/35, (1-day SOFR + 1.91%)(a)	10	9,716
5.79%, 02/25/36, (1-day SOFR + 1.59%)(a)	20	19,954
6.22%, 05/09/34, (1-day SOFR + 2.98%)(a)	200	206,498
Blackstone Reg Finance Co. LLC, 5.00%, 12/06/34	10	9,672
BNP Paribas SA
3.13%, 01/20/33, (1-day SOFR + 1.56%)(a)(b)	15	13,370
5.74%, 02/20/35, (1-day SOFR + 1.88%)(a)(b)	10	10,089
5.79%, 01/13/33, (1-day SOFR + 1.62%)(a)(b)	15	15,206
5.89%, 12/05/34, (1-day SOFR + 1.87%)(a)(b)	10	10,249
BPCE SA
5.94%, 05/30/35, (1-day SOFR + 1.85%)(a)(b)	250	250,080
7.00%, 10/19/34, (1-day SOFR + 2.59%)(a)(b)	10	10,623
Security	Par (000)	Value
Banks (continued)
CaixaBank SA
5.58%, 07/03/36, (1-day SOFR + 1.79%)(a)(b)	$5	$4,930
6.04%, 06/15/35, (1-day SOFR + 2.26%)(a)(b)	10	10,212
Canadian Imperial Bank of Commerce
3.60%, 04/07/32	16	14,781
6.09%, 10/03/33	25	26,118
Citibank N.A., 5.57%, 04/30/34	50	50,771
Citigroup, Inc.
2.52%, 11/03/32, (1-day SOFR + 1.18%)(a)	50	43,765
3.06%, 01/25/33, (1-day SOFR + 1.35%)(a)	60	53,650
3.79%, 03/17/33, (1-day SOFR + 1.94%)(a)	90	83,441
4.91%, 05/24/33, (1-day SOFR + 2.09%)(a)	45	44,105
5.17%, 09/11/36, (1-day SOFR + 1.49%)(a)	70	68,037
5.33%, 03/27/36, (1-day SOFR + 1.47%)(a)	65	63,989
5.41%, 09/19/39, (5-year CMT + 1.73%)(a)	10	9,668
5.45%, 06/11/35, (1-day SOFR + 1.45%)(a)	65	64,792
5.83%, 02/13/35, (1-day SOFR + 2.06%)(a)	55	54,871
6.02%, 01/24/36, (1-day SOFR + 1.83%)(a)	65	65,436
6.17%, 05/25/34, (1-day SOFR + 2.66%)(a)	70	71,727
6.27%, 11/17/33, (1-day SOFR + 2.34%)(a)	60	62,908
6.63%, 06/15/32	30	31,910
Citizens Financial Group, Inc.
2.64%, 09/30/32	10	8,484
5.64%, 05/21/37, (5-year CMT + 2.75%)(a)	20	19,726
6.65%, 04/25/35, (1-day SOFR + 2.33%)(a)	40	42,094
Commonwealth Bank of Australia
1.88%, 09/15/31(b)	20	17,452
5.84%, 03/13/34(b)	15	15,100
Credit Agricole SA
5.37%, 03/11/34(b)	5	4,995
5.86%, 01/09/36, (1-day SOFR + 1.74%)(a)(b)	20	20,081
6.25%, 01/10/35, (1-day SOFR + 2.67%)(a)(b)	10	10,150
Deutsche Bank AG/New York, 3.74%, 01/07/33, (1-day SOFR + 2.26%)(a)	25	22,651
Fifth Third Bancorp
4.34%, 04/25/33, (1-day SOFR + 1.66%)(a)	15	14,209
5.14%, 01/29/37, (1-day SOFR + 1.24%)(a)	70	66,971
Goldman Sachs Group, Inc. (The)
2.65%, 10/21/32, (1-day SOFR + 1.26%)(a)	65	57,064
3.10%, 02/24/33, (1-day SOFR + 1.41%)(a)	80	71,440
4.94%, 10/21/36, (1-day SOFR + 1.33%)(a)	75	70,840
5.02%, 10/23/35, (1-day SOFR + 1.42%)(a)	110	105,597
5.07%, 01/21/37, (1-day SOFR + 1.19%)(a)	70	66,476
5.09%, 04/20/34, (1-day SOFR + 1.34%)(a)	50	48,787
5.33%, 07/23/35, (1-day SOFR + 1.55%)(a)	75	73,654
5.39%, 02/02/41, (5-year CMT + 1.18%)(a)	50	47,411
5.43%, 06/03/37, (1-day SOFR + 1.31%)(a)	35	34,096
5.54%, 01/28/36, (1-day SOFR + 1.38%)(a)	65	64,398
5.66%, 07/21/37, (1-day SOFR + 1.45%)(a)	75	74,279
5.85%, 04/25/35, (1-day SOFR + 1.55%)(a)	50	50,727
6.13%, 02/15/33(d)	70	73,548
6.35%, 02/15/34	30	30,770
6.56%, 10/24/34, (1-day SOFR + 1.95%)(a)	75	79,525
HSBC Holdings PLC
2.87%, 11/22/32, (1-day SOFR + 1.41%)(a)	20	17,706
4.76%, 03/29/33, (1-day SOFR + 2.53%)(a)	200	191,841
5.13%, 11/06/36, (1-day SOFR + 1.43%)(a)	10	9,570
5.21%, 05/12/34, (1-day SOFR + 1.32%)(a)	200	195,778
5.45%, 03/03/36, (1-day SOFR + 1.56%)(a)	30	29,490
5.79%, 05/13/36, (1-day SOFR + 1.88%)(a)	20	20,112
6.25%, 03/09/34, (1-day SOFR + 2.39%)(a)	200	207,946
5
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
6.50%, 05/02/36	$100	$103,389
8.11%, 11/03/33, (1-day SOFR + 4.25%)(a)	10	11,200
Huntington Bancshares, Inc./Ohio
5.02%, 05/17/33, (1-day SOFR + 2.05%)(a)	20	19,592
5.61%, 01/28/41, (5-year CMT + 1.35%)(a)	15	14,363
5.71%, 02/02/35, (1-day SOFR Index + 1.87%)(a)	40	40,067
6.14%, 11/18/39, (5-year CMT + 1.70%)(a)	5	5,001
ING Groep NV, 5.55%, 03/19/35, (1-day SOFR + 1.77%)(a)	5	5,003
Intesa Sanpaolo SpA
7.20%, 11/28/33(b)	30	33,070
8.25%, 11/21/33, (1-year CMT + 4.40%)(a)(b)	15	17,029
JPMorgan Chase & Co.
2.55%, 11/08/32, (1-day SOFR + 1.18%)(a)	60	52,741
2.96%, 01/25/33, (1-day SOFR + 1.26%)(a)	65	58,053
4.59%, 04/26/33, (1-day SOFR + 1.80%)(a)	50	48,426
4.81%, 10/22/36, (1-day SOFR + 1.19%)(a)	95	90,047
4.90%, 01/22/37, (1-day SOFR + 1.07%)(a)	45	42,794
4.91%, 07/25/33, (1-day SOFR + 2.08%)(a)	80	78,633
4.95%, 10/22/35, (1-day SOFR + 1.34%)(a)	70	67,728
5.15%, 04/23/37, (1-day SOFR + 1.26%)(a)	25	24,192
5.19%, 02/05/37, (1-day SOFR + 1.30%)(a)	50	47,922
5.29%, 07/22/35, (1-day SOFR + 1.46%)(a)	110	108,845
5.34%, 01/23/35, (1-day SOFR + 1.62%)(a)	75	74,620
5.35%, 06/01/34, (1-day SOFR + 1.85%)(a)	85	85,056
5.50%, 01/24/36, (1-day SOFR + 1.32%)(a)	70	69,965
5.57%, 04/22/36, (1-day SOFR + 1.68%)(a)	90	90,284
5.58%, 07/23/36, (1-day SOFR + 1.64%)(a)	80	79,341
5.72%, 09/14/33, (1-day SOFR + 2.58%)(a)	50	50,684
5.77%, 04/22/35, (1-day SOFR + 1.49%)(a)	80	81,586
5.80%, 07/23/41, (5-year CMT + 1.25%)(a)	50	49,428
6.25%, 10/23/34, (1-day SOFR + 1.81%)(a)	55	57,764
KeyCorp
4.79%, 06/01/33, (1-day SOFR Index + 2.06%)(a)	10	9,641
5.31%, 01/28/37, (1-day SOFR + 1.37%)(a)	25	24,002
6.40%, 03/06/35, (1-day SOFR Index + 2.42%)(a)	35	36,405
KKR Group Finance Co. XII LLC, 4.85%, 05/17/32(b)	25	24,326
Kreditanstalt fuer Wiederaufbau
4.13%, 07/15/33	95	92,150
4.38%, 02/28/34	55	54,003
Lloyds Banking Group PLC
4.98%, 08/11/33, (1-year CMT + 2.30%)(a)	20	19,606
5.59%, 11/26/35, (1-year CMT + 1.20%)(a)	15	14,992
5.68%, 01/05/35, (1-year CMT + 1.75%)(a)	10	10,085
7.95%, 11/15/33, (1-year CMT + 3.75%)(a)	15	16,660
M&T Bank Corp.
5.05%, 01/27/34, (1-day SOFR + 1.85%)(a)	15	14,588
5.39%, 01/16/36, (1-day SOFR + 1.61%)(a)	55	53,584
Macquarie Group Ltd.
2.87%, 01/14/33, (1-day SOFR + 1.53%)(a)(b)	33	29,090
4.44%, 06/21/33, (1-day SOFR + 2.41%)(a)(b)	33	31,377
5.49%, 11/09/33, (1-day SOFR + 2.87%)(a)(b)	30	30,014
5.89%, 06/15/34, (1-day SOFR + 2.38%)(a)(b)	35	35,754
6.26%, 12/07/34, (1-day SOFR + 2.30%)(a)(b)	50	51,998
Mitsubishi UFJ Financial Group, Inc.
5.13%, 07/20/33, (1-year CMT + 2.13%)(a)	10	9,884
5.43%, 04/17/35, (1-year CMT + 1.00%)(a)	200	198,638
5.62%, 04/24/36, (1-year CMT + 1.27%)(a)	5	5,004
Security	Par (000)	Value
Banks (continued)
Mizuho Financial Group, Inc.
2.56%, 09/13/31	$45	$39,383
5.67%, 09/13/33, (1-year CMT + 2.40%)(a)	95	96,512
Morgan Stanley
2.48%, 09/16/36, (1-day SOFR + 1.36%)(a)	65	55,767
2.51%, 10/20/32, (1-day SOFR + 1.20%)(a)	70	61,255
2.94%, 01/21/33, (1-day SOFR + 1.29%)(a)	55	48,781
4.89%, 07/20/33, (1-day SOFR + 2.08%)(a)	25	24,432
5.07%, 01/30/37, (1-day SOFR + 1.18%)(a)	50	47,654
5.25%, 04/21/34, (1-day SOFR + 1.87%)(a)	65	64,244
5.30%, 04/10/37, (1-day SOFR Index + 1.41%)(a)	50	48,412
5.30%, 04/20/37, (1-day SOFR + 2.62%)(a)	5	4,900
5.31%, 01/18/41, (5-year CMT + 1.17%)(a)	35	33,195
5.32%, 07/19/35, (1-day SOFR + 1.56%)(a)	60	59,062
5.42%, 07/21/34, (1-day SOFR + 1.88%)(a)	75	74,674
5.47%, 01/18/35, (1-day SOFR + 1.73%)(a)	75	74,634
5.59%, 01/18/36, (1-day SOFR + 1.42%)(a)	70	69,892
5.61%, 07/17/37, (1-day SOFR Index + 1.43%)(a)	50	49,485
5.66%, 04/17/36, (1-day SOFR + 1.76%)(a)	85	85,248
5.83%, 04/19/35, (1-day SOFR + 1.58%)(a)	60	61,016
5.94%, 02/07/39, (5-year CMT + 1.80%)(a)	35	35,150
5.95%, 01/19/38, (5-year CMT + 2.43%)(a)	35	35,421
6.34%, 10/18/33, (1-day SOFR + 2.56%)(a)	55	57,617
6.63%, 11/01/34, (1-day SOFR + 2.05%)(a)	35	37,271
7.25%, 04/01/32	80	88,739
Series I, 4.89%, 10/22/36, (1-day SOFR + 1.31%)(a)	75	70,918
National Australia Bank Ltd., 5.90%, 01/14/36, (1-year CMT + 1.30%)(a)(b)	20	20,048
NatWest Group PLC, 6.02%, 03/02/34, (1-year CMT + 2.10%)(a)	100	103,160
Norinchukin Bank (The), 2.08%, 09/22/31(b)	15	12,834
Northern Trust Corp., 5.12%, 11/19/40, (5-year CMT + 1.05%)(a)	45	42,882
PNC Financial Services Group, Inc. (The)
4.63%, 06/06/33, (1-day SOFR Index + 1.85%)(a)	7	6,694
4.81%, 10/21/32, (1-day SOFR + 1.26%)(a)	25	24,546
5.07%, 01/24/34, (1-day SOFR + 1.93%)(a)	25	24,568
5.37%, 07/21/36, (1-day SOFR + 1.42%)(a)	65	64,093
5.40%, 07/23/35, (1-day SOFR + 1.60%)(a)	45	44,613
5.42%, 01/25/41, (5-year CMT + 1.17%)(a)	10	9,561
5.46%, 07/21/37, (1-day SOFR + 1.27%)(a)	25	24,607
5.58%, 01/29/36, (1-day SOFR + 1.39%)(a)	50	50,028
5.68%, 01/22/35, (1-day SOFR + 1.90%)(a)	40	40,415
5.94%, 08/18/34, (1-day SOFR + 1.95%)(a)	40	41,224
6.04%, 10/28/33, (1-day SOFR Index + 2.14%)(a)	45	46,508
6.88%, 10/20/34, (1-day SOFR + 2.28%)(a)	35	37,912
Regions Financial Corp., 5.50%, 09/06/35, (1-day SOFR + 2.06%)(a)	10	9,851
Royal Bank of Canada
2.30%, 11/03/31	65	57,141
5.00%, 02/01/33	75	74,269
5.00%, 05/02/33	55	54,437
5.15%, 02/01/34(d)	40	40,018
Santander Holdings USA, Inc.
5.70%, 06/05/37, (1-day SOFR + 1.60%)(a)	25	24,372
6.34%, 05/31/35, (1-day SOFR + 2.14%)(a)	15	15,493
Societe Generale SA
5.44%, 10/03/36, (1-day SOFR + 1.73%)(a)(b)	5	4,778
6.69%, 01/10/34, (1-year CMT + 2.95%)(a)(b)	200	209,084
Schedule of Investments
6

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Standard Chartered PLC
5.40%, 08/12/36, (1-year CMT + 1.20%)(a)(b)	$205	$199,002
5.91%, 05/14/35, (1-year CMT + 1.45%)(a)(b)	30	30,317
6.10%, 01/11/35, (1-year CMT + 2.10%)(a)(b)	10	10,221
State Street Corp.
2.62%, 02/07/33, (1-day SOFR + 1.00%)(a)	40	35,232
4.16%, 08/04/33, (1-day SOFR + 1.73%)(a)	20	18,934
4.42%, 05/13/33, (1-day SOFR + 1.61%)(a)	5	4,815
4.68%, 10/22/32, (1-day SOFR + 1.05%)(a)	35	34,308
4.78%, 10/23/36, (1-day SOFR + 1.22%)(a)	35	33,202
4.82%, 01/26/34, (1-day SOFR + 1.57%)(a)	40	39,096
5.15%, 02/28/36, (1-day SOFR + 1.22%)(a)	35	34,309
5.16%, 05/18/34, (1-day SOFR + 1.89%)(a)	15	14,914
Sumitomo Mitsui Financial Group, Inc.
5.25%, 07/08/36, (1-day SOFR + 1.50%)(a)	200	195,086
5.33%, 03/03/41, (5-year CMT + 1.30%)(a)	50	47,521
5.56%, 07/09/34	25	25,114
5.77%, 01/13/33	15	15,322
Sumitomo Mitsui Trust Bank Ltd., 5.05%, 03/13/35(b)	10	9,704
Toronto-Dominion Bank (The)
2.00%, 09/10/31	20	17,457
2.45%, 01/12/32	60	52,480
3.20%, 03/10/32	45	40,806
4.46%, 06/08/32	55	53,176
4.93%, 10/15/35	55	52,707
5.30%, 01/30/32	25	25,173
Truist Financial Corp.
4.92%, 07/28/33, (1-day SOFR + 2.24%)(a)	25	24,108
4.96%, 10/23/36, (1-day SOFR + 1.40%)(a)	55	52,127
5.12%, 01/26/34, (1-day SOFR + 1.85%)(a)	35	34,338
5.71%, 01/24/35, (1-day SOFR + 1.92%)(a)	40	40,256
5.87%, 06/08/34, (1-day SOFR + 2.36%)(a)	40	40,707
6.12%, 10/28/33, (1-day SOFR + 2.30%)(a)	20	20,715
Series I, 5.28%, 04/23/37, (1-day SOFR + 1.41%)(a)	25	24,146
U.S. Bancorp
2.49%, 11/03/36, (5-year CMT + 0.95%)(a)	30	25,842
2.68%, 01/27/33, (1-day SOFR + 1.02%)(a)	15	13,202
4.84%, 02/01/34, (1-day SOFR + 1.60%)(a)	30	29,086
4.97%, 07/22/33, (1-day SOFR + 2.11%)(a)	25	24,352
5.03%, 01/26/37, (1-day SOFR + 1.10%)(a)	25	24,015
5.42%, 02/12/36, (1-day SOFR + 1.41%)(a)	50	49,737
5.47%, 07/27/37, (1-day SOFR + 1.25%)(a)	25	24,730
5.68%, 01/23/35, (1-day SOFR + 1.86%)(a)	40	40,443
5.72%, 05/20/41, (5-year CMT + 1.25%)(a)	25	24,370
5.84%, 06/12/34, (1-day SOFR + 2.26%)(a)	60	61,361
5.85%, 10/21/33, (1-day SOFR + 2.09%)(a)	30	30,760
UBS Group AG
4.99%, 08/05/33, (1-year CMT + 2.40%)(a)(b)	200	195,780
5.01%, 03/23/37, (1-day SOFR + 1.34%)(a)(b)	200	189,963
5.58%, 05/09/36, (1-day SOFR + 1.76%)(a)(b)	10	9,945
5.70%, 02/08/35, (1-year CMT + 1.77%)(a)(b)	15	15,071
6.54%, 08/12/33, (1-day SOFR + 3.92%)(a)(b)	10	10,517
Walker & Dunlop, Inc., 6.63%, 04/01/33(b)	10	9,934
Wells Fargo & Co.
3.35%, 03/02/33, (1-day SOFR + 1.50%)(a)	75	68,054
4.89%, 09/15/36, (1-day SOFR + 1.34%)(a)	55	52,445
4.90%, 07/25/33, (1-day SOFR + 2.10%)(a)	75	73,383
4.96%, 01/23/37, (1-day SOFR + 1.10%)(a)	65	61,883
5.21%, 12/03/35, (1-day SOFR + 1.38%)(a)	60	58,747
Security	Par (000)	Value
Banks (continued)
5.38%, 02/07/35	$55	$55,296
5.39%, 04/24/34, (1-day SOFR + 2.02%)(a)	105	104,879
5.50%, 01/23/35, (1-day SOFR + 1.78%)(a)	75	75,100
5.56%, 07/25/34, (1-day SOFR + 1.99%)(a)	90	90,682
5.61%, 04/23/36, (1-day SOFR + 1.74%)(a)	70	70,292
6.49%, 10/23/34, (1-day SOFR + 2.06%)(a)	75	79,549
Westpac Banking Corp.
3.02%, 11/18/36, (5-year CMT + 1.53%)(a)	25	22,083
5.62%, 11/20/35, (1-year CMT + 1.20%)(a)	55	54,349
		12,799,292
Beverages — 0.2%
Anheuser-Busch Cos LLC/Anheuser-Busch InBev Worldwide, Inc., 4.70%, 02/01/36	100	94,712
Anheuser-Busch InBev Worldwide, Inc.
5.00%, 06/15/34	25	24,717
5.88%, 06/15/35	25	26,118
Coca-Cola Co. (The)
2.25%, 01/05/32	45	39,776
4.65%, 08/14/34	25	24,583
5.00%, 05/13/34	10	10,059
Coca-Cola Femsa SAB de CV, 5.10%, 05/06/35	5	4,882
Constellation Brands, Inc., 4.90%, 05/01/33	25	24,288
Diageo Investment Corp., 7.45%, 04/15/35	5	5,766
Keurig Dr Pepper, Inc.
4.05%, 04/15/32	15	14,073
5.15%, 05/15/35	20	19,383
5.30%, 03/15/34	30	29,580
Pepsico Singapore Financing I Pte. Ltd., 4.70%, 02/16/34	35	33,994
PepsiCo, Inc.
1.95%, 10/21/31	40	34,765
3.90%, 07/18/32	25	23,844
4.45%, 02/15/33	10	9,764
4.65%, 07/23/32	15	14,845
5.00%, 02/07/35	25	24,663
5.00%, 07/23/35	15	14,783
		474,595
Biotechnology — 0.2%
Amgen, Inc.
2.00%, 01/15/32	75	64,120
3.35%, 02/22/32	35	32,063
4.85%, 02/19/36	35	33,422
5.25%, 03/02/33	90	90,084
Biogen, Inc., 5.75%, 05/15/35	25	25,418
BioMarin Pharmaceutical, Inc., 5.50%, 02/15/34(b)	15	14,658
Bio-Rad Laboratories, Inc., 3.70%, 03/15/32	25	23,073
CSL Finance PLC, 4.25%, 04/27/32(b)	30	28,525
Genmab A/S/Genmab Finance LLC
6.25%, 12/15/32(b)	20	20,292
7.25%, 12/15/33(b)	20	20,837
Gilead Sciences, Inc.
4.60%, 09/01/35	25	23,767
5.10%, 06/15/35	25	24,677
5.25%, 10/15/33(d)	10	10,080
Royalty Pharma PLC
2.15%, 09/02/31	25	21,730
5.20%, 09/25/35	25	24,270
5.40%, 09/02/34	5	4,952
		461,968
7
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Building Materials — 0.2%
AmeriTex HoldCo Intermediate LLC, 7.63%, 08/15/33(b)	$15	$15,383
Amrize Finance U.S. LLC
5.40%, 04/07/35	20	19,789
7.13%, 07/15/36	25	27,513
Builders FirstSource, Inc.
4.25%, 02/01/32(b)	27	24,826
6.38%, 06/15/32(b)	10	10,029
6.38%, 03/01/34(b)	20	19,805
6.75%, 05/15/35(b)	10	9,993
Carlisle Companies, Inc.
2.20%, 03/01/32	5	4,274
5.25%, 09/15/35	20	19,552
Carrier Global Corp., 5.90%, 03/15/34	10	10,312
CRH America Finance, Inc., 5.00%, 02/09/36	25	23,921
Eagle Materials, Inc., 5.00%, 03/15/36	25	23,606
Fortune Brands Innovations, Inc.
4.00%, 03/25/32	10	9,350
5.88%, 06/01/33(d)	26	26,587
Griffon Corp., 6.25%, 10/01/34(b)	15	15,065
JELD-WEN Holding, Inc., 7.00%, 09/01/32(b)	5	3,430
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
2.00%, 09/16/31	35	30,308
4.90%, 12/01/32	10	9,851
Marriott International, Inc., 5.63%, 08/15/36	25	24,996
Martin Marietta Materials, Inc., 5.15%, 12/01/34	15	14,683
Masterbrand, Inc., 7.00%, 07/15/32(b)(d)	15	14,991
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC, 6.75%, 04/01/32(b)	15	14,864
Owens Corning, 5.70%, 06/15/34	20	20,262
Quikrete Holdings, Inc.
6.38%, 03/01/32(b)	80	80,947
6.75%, 03/01/33(b)	20	20,294
Smyrna Ready Mix Concrete LLC, 8.88%, 11/15/31(b)	20	20,957
Standard Building Solutions, Inc.
5.88%, 03/15/34(b)	15	14,525
6.25%, 08/01/33(b)	20	19,859
6.50%, 08/15/32(b)	30	30,176
Trane Technologies Financing Ltd.
5.10%, 06/13/34	25	24,784
5.25%, 03/03/33	5	5,031
Vulcan Materials Co., 5.35%, 12/01/34	15	14,913
Wilsonart LLC, 11.00%, 08/15/32(b)(d)	10	7,547
		632,423
Chemicals — 0.3%
Air Products and Chemicals, Inc.
4.80%, 03/03/33	25	24,702
4.85%, 02/08/34	20	19,539
Albemarle Corp., 5.05%, 06/01/32	4	3,928
Ashland, Inc., 3.38%, 09/01/31(b)(d)	20	18,465
Bond U.S. Bidco 1, Inc./Bidco 2/Bidco 3/German Bidco 1 GmbH/German Bidco 2, 7.13%, 06/15/33(b)	15	15,243
Celanese U.S. Holdings LLC
6.75%, 04/15/33	15	15,271
7.38%, 07/15/32	25	26,190
7.38%, 02/15/34	15	15,516
7.70%, 11/15/33	20	21,356
Cerdia Finanz GmbH, 9.38%, 10/03/31(b)	15	13,601
Security	Par (000)	Value
Chemicals (continued)
CF Industries, Inc.
5.15%, 03/15/34	$15	$14,680
5.30%, 11/26/35	25	24,327
Chemours Co. (The)
7.88%, 03/15/34(b)	10	9,778
8.00%, 01/15/33(b)	10	9,873
Dow Chemical Co. (The)
4.25%, 10/01/34	20	18,062
5.15%, 02/15/34	25	24,308
6.30%, 03/15/33	25	26,094
Eastman Chemical Co.
5.63%, 02/20/34	20	20,009
5.75%, 03/08/33	10	10,181
Ecolab, Inc.
2.13%, 02/01/32	25	21,598
5.00%, 09/01/35	25	24,383
5.15%, 06/15/33	25	24,878
5.35%, 06/15/36	25	24,806
EIDP, Inc., 4.80%, 05/15/33	20	19,091
FMC Corp., 5.65%, 05/18/33(d)	15	13,750
Huntsman International LLC, 5.70%, 10/15/34	5	4,648
LYB International Finance III LLC
5.50%, 03/01/34	40	39,383
5.63%, 05/15/33	10	9,991
Methanex U.S. Operations, Inc., 6.25%, 03/15/32(b)	10	10,127
Mosaic Co. (The)
5.65%, 01/15/34	25	24,750
5.90%, 08/17/36	25	24,617
Nutrien Ltd.
4.13%, 03/15/35	10	8,995
5.40%, 06/21/34	10	9,970
Olin Corp., 6.63%, 04/01/33(b)	25	24,554
Olympus Water U.S. Holding Corp.
6.75%, 08/01/32(b)	15	14,774
Series 144*, 7.25%, 02/15/33(b)	35	35,017
Perimeter Holdings LLC, 6.25%, 01/15/34(b)	10	9,889
Qnity Electronics, Inc.
5.75%, 08/15/32(b)	20	19,914
6.25%, 08/15/33(b)	10	10,076
RPM International, Inc., 2.95%, 01/15/32	20	17,847
SCIH Salt Holdings, Inc., 8.00%, 08/15/32(b)	10	10,118
Sherwin-Williams Co. (The)
2.20%, 03/15/32	20	17,267
4.80%, 09/01/31	15	14,807
5.15%, 08/15/35	10	9,792
Solstice Advanced Materials, Inc., 5.63%, 09/30/33(b)	20	19,638
Stonepeak Motion Holdco Ltd./Stonepeak Motion Finco LLC, 6.13%, 07/15/33(b)	10	9,951
Westlake Corp., 5.55%, 11/15/35	25	24,372
WR Grace Holdings LLC
6.63%, 08/15/32(b)	25	24,092
7.00%, 08/01/33(b)	10	9,688
		863,906
Commercial Services — 0.5%
ADT Security Corp. (The)
4.88%, 07/15/32(b)	15	14,154
5.88%, 10/15/33(b)	15	14,666
APi Group DE, Inc., 5.75%, 06/01/34(b)	10	9,829
Schedule of Investments
8

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services (continued)
Ashtead Capital, Inc.
5.55%, 05/30/33(b)	$5	$4,975
5.80%, 04/15/34(b)	15	15,054
Automatic Data Processing, Inc.
4.45%, 09/09/34	20	19,121
4.75%, 05/08/32	30	29,608
5.00%, 05/07/36	25	24,240
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.38%, 06/15/32(b)	20	20,386
Block Financial LLC, 5.38%, 09/15/32	5	4,902
Block, Inc.
6.00%, 08/15/33(b)	20	19,970
6.50%, 05/15/32	40	40,616
Brink's Co. (The), 6.75%, 06/15/32(b)	5	5,070
Carrix, Inc., 6.13%, 08/01/33(b)	50	49,975
Cimpress PLC, 7.38%, 09/15/32(b)	10	10,102
CompoSecure Holdings LLC, 5.63%, 02/01/33(b)	20	19,372
DP World Crescent Ltd., 5.50%, 05/08/35(c)	200	197,200
Equifax, Inc., 2.35%, 09/15/31	30	26,164
EquipmentShare.com, Inc.
7.13%, 07/01/34(b)	25	24,621
8.00%, 03/15/33(b)(d)	10	10,259
8.63%, 05/15/32(b)	10	10,404
ERAC USA Finance LLC
4.90%, 05/01/33(b)	35	34,260
5.20%, 10/30/34(b)	10	9,855
5.25%, 04/30/36(b)	25	24,433
Garda World Security Corp.
8.25%, 08/01/32(b)	25	25,554
8.38%, 11/15/32(b)	20	20,487
Global Payments, Inc.
2.90%, 11/15/31	15	13,119
5.20%, 11/15/32	25	24,144
5.40%, 08/15/32	15	14,744
5.55%, 11/15/35	30	28,633
Graham Holdings Co., 5.63%, 12/01/33(b)	15	14,680
Herc Holdings, Inc.
6.00%, 03/15/34(b)(d)	10	9,860
7.25%, 06/15/33(b)(d)	25	25,865
ION Platform Finance U.S., Inc., 7.88%, 09/30/32(b)	30	23,694
J Paul Getty Trust (The), 4.91%, 04/01/35	10	9,840
Mobility Global, Inc., 6.05%, 06/15/36(b)	25	24,520
Moody's Corp.
4.25%, 08/08/32	25	23,930
5.00%, 08/05/34	10	9,800
PayPal Holdings, Inc.
4.40%, 06/01/32	40	38,363
5.15%, 06/01/34(d)	20	19,502
5.55%, 06/01/36	25	24,437
President and Fellows of Harvard College, 4.61%, 02/15/35(d)	15	14,484
Quanta Services, Inc.
2.35%, 01/15/32	25	21,630
5.10%, 08/09/35	25	24,104
5.25%, 08/09/34	15	14,709
Raven Acquisition Holdings LLC, 6.88%, 11/15/31(b)	25	24,913
RELX Capital, Inc.
4.75%, 05/20/32	5	4,901
5.25%, 03/27/35	15	14,742
Rollins, Inc., 5.25%, 02/24/35	10	9,726
Security	Par (000)	Value
Commercial Services (continued)
RRD Parent, Inc., 10.00%, 10/15/31, (10.00% PIK)(b)(d)(e)	$8	$14,716
S&P Global, Inc.
2.90%, 03/01/32	45	40,410
4.80%, 12/04/35	5	4,759
5.25%, 09/15/33	5	5,021
Service Corp. International/U.S., 5.75%, 10/15/32	15	14,988
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 6.75%, 08/15/32(b)	30	29,641
TR Finance LLC, 5.50%, 08/15/35	10	9,912
Triton Container International Ltd./TAL International Container Corp., 3.25%, 03/15/32	10	8,847
United Rentals North America, Inc.
3.75%, 01/15/32	11	10,088
5.38%, 11/15/33(b)	40	38,974
6.13%, 03/15/34(b)	20	20,313
Valvoline, Inc., 6.13%, 08/15/34(b)	7	6,986
Verisk Analytics, Inc.
5.25%, 06/05/34	25	24,497
5.25%, 03/15/35	15	14,597
Wand NewCo 3, Inc., 7.63%, 01/30/32(b)	20	20,337
WEX, Inc., 6.50%, 03/15/33(b)	15	15,070
Williams Scotsman, Inc., 7.38%, 10/01/31(b)	10	10,343
		1,409,116
Computers — 0.4%
Accenture Capital, Inc.
4.25%, 10/04/31	80	76,970
4.50%, 10/04/34	35	32,778
5.30%, 07/10/33	25	24,803
5.60%, 07/10/36	25	24,740
Amentum Holdings, Inc., 7.25%, 08/01/32(b)	15	15,476
Apple, Inc.
3.35%, 08/08/32	30	27,921
4.30%, 05/10/33	20	19,525
4.50%, 05/12/32	25	24,802
4.50%, 02/23/36(d)	25	24,174
4.75%, 05/12/35	25	24,662
Booz Allen Hamilton, Inc.
5.95%, 08/04/33	10	10,052
5.95%, 04/15/35(d)	10	9,911
CACI International, Inc., 6.38%, 06/15/33(b)	20	20,266
CGI, Inc., 2.30%, 09/14/31	10	8,630
Dell International LLC/EMC Corp.
4.75%, 10/06/32	30	29,132
4.85%, 02/01/35	25	23,802
5.00%, 02/15/34	25	24,228
5.10%, 02/15/36	25	24,041
5.30%, 04/01/32	35	35,065
5.40%, 04/15/34	20	19,883
5.50%, 04/01/35	25	24,879
5.75%, 02/01/33	20	20,424
Hewlett Packard Enterprise Co.
4.85%, 10/15/31	30	29,511
5.00%, 10/15/34	45	43,196
5.25%, 04/01/33	25	24,737
6.20%, 10/15/35	25	26,195
HP, Inc., 5.50%, 01/15/33(d)	30	30,143
IBM International Capital Pte. Ltd., 4.90%, 02/05/34	10	9,647
Insight Enterprises, Inc., 6.63%, 05/15/32(b)	10	10,147
International Business Machines Corp.
2.72%, 02/09/32	10	8,828
9
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Computers (continued)
4.40%, 07/27/32	$10	$9,562
4.95%, 02/03/36	100	94,481
5.00%, 02/10/32	15	14,861
5.20%, 02/10/35	10	9,774
5.88%, 11/29/32	5	5,177
Kyndryl Holdings, Inc., 3.15%, 10/15/31	15	12,507
Leidos, Inc.
5.00%, 03/15/36	25	23,646
5.50%, 03/15/35	10	9,892
5.75%, 03/15/33	20	20,301
NetApp, Inc.
5.50%, 03/17/32	5	5,026
5.70%, 03/17/35	15	15,017
Science Applications International Corp., 5.88%, 11/01/33(b)	20	19,796
Seagate Data Storage Technology Pte Ltd.
5.75%, 12/01/34	10	9,939
9.63%, 12/01/32	12	13,196
		991,743
Cosmetics & Personal Care — 0.1%
Colgate-Palmolive Co.
3.25%, 08/15/32	10	9,224
4.60%, 03/01/33	4	3,990
Estee Lauder Companies, Inc. (The)
4.65%, 05/15/33	20	19,310
5.00%, 02/14/34	50	49,015
Kenvue, Inc., 4.90%, 03/22/33	35	34,519
Opal Bidco SAS, 6.50%, 03/31/32(b)	20	20,210
Perrigo Finance Unlimited Co., 6.13%, 09/30/32(d)	15	14,702
Prestige Brands, Inc., 6.25%, 07/15/34(b)	10	10,025
Procter & Gamble Co. (The)
2.30%, 02/01/32	35	31,100
4.35%, 11/03/35	25	23,663
4.55%, 01/29/34	10	9,777
5.80%, 08/15/34	10	10,496
		236,031
Distribution & Wholesale — 0.0%
ADI Global Distribution Funding LLC, 7.13%, 07/15/34(b)	10	10,326
Core & Main LP, 6.00%, 07/01/34(b)	15	14,965
Dealer Tire Financial LLC, 10.38%, 10/01/31(b)	10	9,950
Ferguson Finance PLC, 4.65%, 04/20/32(b)	5	4,823
LKQ Corp., 6.25%, 06/15/33	25	25,597
Mitsubishi Corp., 4.88%, 09/09/35(b)	5	4,798
Resideo Funding II LLC, 6.50%, 07/15/32(b)	10	9,903
S&S Holdings LLC, 8.38%, 10/01/31(b)	10	9,531
		89,893
Diversified Financial Services — 1.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.30%, 01/30/32	150	135,327
3.40%, 10/29/33	10	8,731
4.95%, 09/10/34	20	19,095
Ally Financial, Inc.
5.55%, 07/31/33, (1-day SOFR + 1.78%)(a)	15	14,734
6.18%, 07/26/35, (1-day SOFR + 2.29%)(a)	35	35,063
6.65%, 01/17/40, (5-year CMT + 2.45%)(a)	10	9,786
6.70%, 02/14/33	10	10,180
8.00%, 11/01/31	60	65,906
Security	Par (000)	Value
Diversified Financial Services (continued)
American Express Co.
4.42%, 08/03/33, (1-day SOFR + 1.76%)(a)	$40	$38,269
4.80%, 10/24/36, (1-day SOFR + 1.24%)(a)	55	51,988
4.92%, 07/20/33, (1-day SOFR + 1.22%)(a)	10	9,821
4.99%, 05/26/33, (1-day SOFR + 2.26%)(a)	25	24,444
5.04%, 05/01/34, (1-day SOFR + 1.84%)(a)	35	34,483
5.28%, 07/26/35, (1-day SOFR + 1.42%)(a)	45	44,545
5.41%, 02/08/41, (5-year CMT + 1.15%)(a)	25	24,237
5.44%, 01/30/36, (1-day SOFR Index + 1.32%)(a)	25	24,898
5.67%, 04/25/36, (1-day SOFR + 1.79%)(a)	55	55,603
5.92%, 04/25/35, (1-day SOFR + 1.63%)(a)	5	5,068
Ameriprise Financial, Inc.
4.50%, 05/13/32	5	4,863
5.15%, 05/15/33	15	14,944
5.20%, 04/15/35	15	14,700
Apollo Global Management, Inc.
5.15%, 08/12/35	20	19,147
6.00%, 12/15/54, (5-year CMT + 2.17%)(a)	5	4,751
6.38%, 11/15/33	10	10,490
Aviation Capital Group LLC, 4.88%, 01/28/33(b)	25	23,916
Avolon Holdings Funding Ltd.
4.85%, 04/01/33(b)	25	23,870
4.95%, 10/15/32(b)	5	4,818
Azorra Finance Ltd., 6.25%, 02/15/34(b)	25	24,726
Blackstone Holdings Finance Co. LLC
2.00%, 01/30/32(b)	30	25,548
2.55%, 03/30/32(b)	15	13,057
6.20%, 04/22/33(b)	30	31,223
Blue Owl Finance LLC, 4.38%, 02/15/32	35	31,998
BOC Aviation USA Corp., 4.88%, 05/03/33(c)	200	198,990
Broadridge Financial Solutions, Inc., 5.75%, 05/15/36	25	24,717
Brookfield Asset Management Ltd.
5.30%, 01/15/36	25	23,954
5.80%, 04/24/35	10	10,012
Brookfield Capital Finance LLC, 6.09%, 06/14/33	5	5,142
Brookfield Finance, Inc.
5.33%, 01/15/36	25	24,130
5.68%, 01/15/35	5	4,978
6.35%, 01/05/34	35	36,454
Burford Capital Global Finance LLC, 8.50%, 01/15/34(b)	20	18,135
Capital One Financial Corp.
2.62%, 11/02/32, (1-day SOFR + 1.27%)(a)	30	26,333
5.20%, 09/11/36, (1-day SOFR + 1.63%)(a)	50	47,652
5.27%, 05/10/33, (1-day SOFR + 2.37%)(a)	20	19,753
5.40%, 01/30/37, (1-day SOFR + 1.51%)(a)	25	24,082
5.82%, 02/01/34, (1-day SOFR + 2.60%)(a)	20	20,218
5.88%, 07/26/35, (1-day SOFR + 1.99%)(a)	50	50,368
6.05%, 02/01/35, (1-day SOFR + 2.26%)(a)	30	30,538
6.18%, 01/30/36, (1-day SOFR + 2.04%)(a)	35	35,035
6.38%, 06/08/34, (1-day SOFR + 2.86%)(a)	30	31,161
6.70%, 11/29/32	15	16,018
7.96%, 11/02/34, (1-day SOFR Index + 3.37%)(a)	25	28,227
Cboe Global Markets, Inc., 3.00%, 03/16/32	10	8,963
Charles Schwab Corp. (The)
1.95%, 12/01/31	30	25,807
2.90%, 03/03/32(d)	70	62,685
4.91%, 11/14/36, (1-day SOFR + 1.23%)(a)	25	23,778
5.66%, 08/12/37, (1-day SOFR + 1.32%)(a)	25	24,922
5.85%, 05/19/34, (1-day SOFR + 2.50%)(a)	35	35,930
Schedule of Investments
10

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
6.14%, 08/24/34, (1-day SOFR + 2.01%)(a)	$10	$10,412
Citadel LP, 6.38%, 01/23/32(b)	10	10,289
CME Group, Inc., 2.65%, 03/15/32	5	4,452
Coinbase Global, Inc., 3.63%, 10/01/31(b)(d)	15	13,243
CrossCountry Intermediate HoldCo LLC, 6.75%, 12/01/32(b)	25	23,932
Encore Capital Group, Inc., 6.63%, 06/01/32(b)	15	15,038
First Eagle Holdings, Inc., 7.25%, 08/15/32(b)	10	10,218
Focus Financial Partners LLC, 6.75%, 09/15/31(b)	15	14,914
Franklin Templeton, Inc., 5.50%, 08/10/36	25	24,501
Freedom Mortgage Holdings LLC
7.88%, 04/01/33(b)	5	4,811
8.00%, 02/01/32(b)	10	9,885
8.38%, 04/01/32(b)	15	15,061
Intercontinental Exchange, Inc.
1.85%, 09/15/32	50	41,694
4.60%, 03/15/33	50	48,346
Jefferies Finance LLC/JFIN Co-Issuer Corp., 6.63%, 10/15/31(b)	10	9,889
Jefferies Financial Group, Inc.
2.63%, 10/15/31	55	47,655
2.75%, 10/15/32	25	21,163
5.50%, 02/15/36	25	23,681
LPL Holdings, Inc.
5.65%, 03/15/35	10	9,793
5.75%, 06/15/35	10	9,845
6.00%, 05/20/34	10	10,092
LSEG U.S. Fin Corp., 5.30%, 03/28/34(b)	5	4,941
Mastercard, Inc.
2.00%, 11/18/31	15	13,116
4.35%, 01/15/32	15	14,595
4.55%, 01/15/35	30	28,690
4.85%, 03/09/33	15	14,860
4.88%, 05/09/34	25	24,611
4.95%, 03/15/32	10	10,025
5.00%, 06/08/36	25	24,328
Mitsubishi HC Finance America LLC, 5.66%, 02/28/33(b)	10	10,092
Nasdaq, Inc., 5.55%, 02/15/34	35	35,367
Navient Corp.
5.63%, 08/01/33	10	8,634
7.88%, 06/15/32(d)	15	14,578
9.38%, 10/15/31	10	10,260
Nomura Holdings, Inc., 5.78%, 07/03/34	200	202,452
Nuveen LLC, 5.85%, 04/15/34(b)	25	25,261
OneMain Finance Corp.
6.50%, 03/15/33	15	14,676
6.75%, 03/15/32	25	25,053
6.75%, 09/15/33	15	14,783
7.13%, 11/15/31	5	5,071
7.13%, 09/15/32	15	15,220
7.13%, 03/15/34	10	9,997
ORIX Corp.
4.00%, 04/13/32	5	4,716
5.20%, 09/13/32	25	25,015
Osaic Holdings, Inc.
6.75%, 08/01/32(b)	20	20,127
8.00%, 08/01/33(b)	15	15,366
PennyMac Financial Services, Inc.
5.75%, 09/15/31(b)	12	11,216
6.75%, 02/15/34(b)	10	9,264
Security	Par (000)	Value
Diversified Financial Services (continued)
6.88%, 05/15/32(b)	$20	$19,253
6.88%, 02/15/33(b)	15	14,249
Raymond James Financial, Inc., 4.90%, 09/11/35	25	23,777
Rocket Companies, Inc., 6.38%, 08/01/33(b)	40	40,517
Rocket Cos, Inc.
6.50%, 06/15/34(b)	10	10,152
7.13%, 02/01/32(b)	25	25,819
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 4.00%, 10/15/33(b)	19	17,015
Sumisho Air Lease Corp.
2.88%, 01/15/32	10	8,844
5.50%, 03/24/36(b)	25	24,322
Synchrony Financial
2.88%, 10/28/31	30	26,340
6.00%, 07/29/36, (1-day SOFR + 2.07%)(a)	40	39,392
7.25%, 02/02/33	15	15,516
TPG Operating Group II LP
5.38%, 01/15/36	25	23,977
5.88%, 03/05/34	10	10,056
UBS Americas, Inc., 7.13%, 07/15/32	25	27,430
Visa, Inc.
4.15%, 12/14/35	30	27,972
4.70%, 02/12/36	25	24,132
Voya Financial, Inc.
5.00%, 09/20/34	30	28,950
5.05%, 03/02/36	25	23,701
Wealthspire LP, 9.00%, 09/15/34(b)	5	5,069
WS Escrow LLC, 7.75%, 06/01/33(b)	15	15,619
		3,161,541
Electric — 2.0%
AEP Texas, Inc.
4.70%, 05/15/32	10	9,703
5.40%, 06/01/33	5	4,971
Series Q, 5.20%, 04/15/36	25	24,094
AEP Transmission Co. LLC
5.15%, 04/01/34	10	9,900
5.25%, 06/01/36	25	24,535
5.38%, 06/15/35	10	9,951
AES Corp. (The), 5.80%, 03/15/32	15	15,045
Alabama Power Co.
3.05%, 03/15/32	5	4,522
3.94%, 09/01/32	5	4,713
5.10%, 04/02/35	10	9,836
Alliant Energy Finance LLC, 3.60%, 03/01/32(b)	25	22,955
Alpha Generation LLC
6.25%, 01/15/34(b)	20	19,574
6.75%, 10/15/32(b)	15	15,108
Ameren Corp., 5.38%, 03/15/35	20	19,762
American Electric Power Co., Inc.
5.63%, 03/01/33	18	18,339
5.95%, 11/01/32	15	15,510
6.95%, 12/15/54, (5-year CMT + 2.68%)(a)	10	10,502
American Transmission Systems, Inc., 2.65%, 01/15/32(b)	28	24,695
Appalachian Power Co.
4.50%, 08/01/32	10	9,644
5.65%, 04/01/34	45	45,397
Arizona Public Service Co.
2.20%, 12/15/31	30	25,855
5.10%, 03/15/36	25	24,028
5.70%, 08/15/34	15	15,196
11
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Baltimore Gas and Electric Co.
5.30%, 06/01/34	$10	$9,937
5.45%, 06/01/35	15	14,922
Berkshire Hathaway Energy Co., 6.13%, 04/01/36	50	51,977
Black Hills Corp.
6.00%, 01/15/35	10	10,157
6.15%, 05/15/34	10	10,284
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC, 6.38%, 02/15/32(b)	10	9,839
Capital Power U.S. Holdings, Inc., 6.19%, 06/01/35(b)	10	10,136
CenterPoint Energy Houston Electric LLC
4.95%, 04/01/33	20	19,630
5.15%, 03/01/34	10	9,894
Series AG, 3.00%, 03/01/32	15	13,544
Series AI, 4.45%, 10/01/32	10	9,623
Series AQ, 4.95%, 08/15/35	25	24,132
Series AR, 4.85%, 04/01/36	25	23,856
Series K2, 6.95%, 03/15/33	10	10,931
CenterPoint Energy, Inc., Series B, 6.85%, 02/15/55, (5-year CMT + 2.95%)(a)	10	10,348
Chpe LLC, 5.35%, 06/30/36(b)	25	24,303
Clearway Energy Operating LLC
3.75%, 01/15/32(b)	5	4,518
5.75%, 01/15/34(b)	10	9,660
CMS Energy Corp., 6.50%, 06/01/55, (5-year CMT + 1.96%)(a)	25	25,151
Comision Federal de Electricidad, 3.88%, 07/26/33(c)	200	172,118
Connecticut Light and Power Co. (The), 4.95%, 08/15/34	10	9,715
Consolidated Edison Co. of New York, Inc.
5.13%, 03/15/35	15	14,683
5.15%, 06/15/36	25	24,382
5.20%, 03/01/33	15	15,003
Constellation Energy Generation LLC
5.30%, 06/01/36	25	24,232
6.13%, 01/15/34	25	26,006
Consumers Energy Co.
3.60%, 08/15/32	30	27,822
4.63%, 05/15/33	25	24,191
5.05%, 05/15/35	15	14,679
5.13%, 05/01/36	25	24,401
Dominion Energy South Carolina, Inc.
5.30%, 05/15/33	10	10,035
6.63%, 02/01/32	10	10,718
Series 2025, 5.30%, 01/15/35	10	9,937
Dominion Energy, Inc.
5.35%, 06/15/36	25	24,287
5.45%, 03/15/35	20	19,738
6.63%, 05/15/55, (5-year CMT + 2.21%)(a)	20	20,094
Series B, 5.95%, 06/15/35	25	25,540
Series B, 7.00%, 06/01/54, (5-year CMT + 2.51%)(a)	15	15,588
Series F, 5.25%, 08/01/33	15	14,823
DTE Electric Co.
5.20%, 04/01/33	25	25,050
5.25%, 05/15/35	30	29,667
Series A, 3.00%, 03/01/32	15	13,613
Series A, 4.85%, 03/01/36	25	23,824
DTE Energy Co., 5.85%, 06/01/34	35	35,796
Security	Par (000)	Value
Electric (continued)
Duke Energy Carolinas LLC
4.85%, 01/15/34	$10	$9,739
4.95%, 01/15/33	20	19,796
5.15%, 06/15/36	25	24,371
5.25%, 03/15/35	15	14,847
Duke Energy Corp.
4.50%, 08/15/32	20	19,272
4.95%, 09/15/35	25	23,891
5.45%, 06/15/34	25	24,994
5.75%, 09/15/33	20	20,418
6.45%, 09/01/54, (5-year CMT + 2.59%)(a)	30	30,595
Duke Energy Florida LLC, 2.40%, 12/15/31	15	13,200
Duke Energy Indiana LLC
6.12%, 10/15/35	5	5,203
Series DDDD, 4.95%, 03/15/36	25	23,989
Duke Energy Ohio, Inc., 5.25%, 04/01/33	10	9,992
Duke Energy Progress LLC
3.40%, 04/01/32	30	27,603
5.05%, 03/15/35	15	14,644
5.25%, 03/15/33	20	20,075
Duquesne Light Holdings, Inc., 2.78%, 01/07/32(b)	10	8,748
Edison International, 5.25%, 03/15/32	5	4,836
El Paso Electric Co., 6.00%, 05/15/35	10	10,087
Electricite de France SA
4.75%, 10/13/35(b)	25	23,538
5.75%, 01/13/35(b)	20	20,302
Enel Finance International NV
5.50%, 06/26/34(b)	15	14,897
7.50%, 10/14/32(b)	10	11,041
Entergy Arkansas LLC, 5.15%, 01/15/33	40	39,840
Entergy Louisiana LLC
2.35%, 06/15/32	15	12,924
4.00%, 03/15/33	40	37,240
5.15%, 09/15/34	25	24,635
5.35%, 03/15/34	10	10,023
Entergy Texas, Inc.
5.20%, 06/15/36	25	24,267
5.25%, 04/15/35	25	24,569
Evergy Kansas Central, Inc.
5.25%, 03/15/35	10	9,819
5.90%, 11/15/33	5	5,172
Evergy Metro, Inc., 5.40%, 04/01/34	10	10,009
Evergy Missouri West, Inc.
5.25%, 12/15/35(b)	25	24,266
5.65%, 06/01/34(b)	20	19,981
Eversource Energy
3.38%, 03/01/32	5	4,549
5.13%, 05/15/33	25	24,553
5.50%, 01/01/34	30	29,969
5.95%, 07/15/34	10	10,264
Exelon Corp.
3.35%, 03/15/32	30	27,375
4.95%, 06/15/35	10	9,493
4.95%, 03/15/36	25	23,677
5.30%, 03/15/33	10	9,970
5.45%, 03/15/34	50	49,922
5.63%, 06/15/35	15	14,998
Florida Power & Light Co.
2.45%, 02/03/32	20	17,611
4.80%, 05/15/33	15	14,689
4.95%, 06/01/35	10	9,706
Schedule of Investments
12

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
5.00%, 08/01/34	$15	$14,712
5.10%, 04/01/33	20	19,907
5.13%, 06/01/36	25	24,425
5.30%, 06/15/34	45	45,033
5.63%, 04/01/34	5	5,092
Georgia Power Co.
4.70%, 05/15/32	43	42,233
5.20%, 03/15/35	15	14,828
5.25%, 03/15/34	30	29,883
Hawaiian Electric Co., Inc., 6.00%, 10/01/33(b)	10	9,860
Idaho Power Co., 5.20%, 08/15/34	10	9,949
Indianapolis Power & Light Co., 5.65%, 12/01/32(b)	20	20,420
Interstate Power and Light Co.
4.95%, 09/30/34	20	19,233
5.60%, 06/29/35	10	10,045
IPALCO Enterprises, Inc., 5.75%, 04/01/34	25	24,461
ITC Holdings Corp., 5.65%, 05/09/34(b)	15	15,048
Jersey Central Power & Light Co.
2.75%, 03/01/32(b)	20	17,609
5.10%, 01/15/35	15	14,670
5.15%, 01/15/36	25	24,279
Liberty Utilities Co., 5.65%, 05/15/36(b)	25	24,325
Long Ridge Energy LLC, 8.75%, 02/15/32(b)	15	15,497
Louisville Gas and Electric Co., 5.45%, 04/15/33	30	30,251
MidAmerican Energy Co.
5.35%, 01/15/34	5	5,039
6.75%, 12/30/31	15	16,203
Narragansett Electric Co. (The), 5.35%, 05/01/34(b)	10	9,901
National Grid PLC
5.41%, 06/09/36	25	24,372
5.42%, 01/11/34	20	19,927
5.81%, 06/12/33	10	10,240
National Grid USA, 5.80%, 04/01/35	5	5,110
National Rural Utilities Cooperative Finance Corp.
2.75%, 04/15/32	20	17,653
4.15%, 12/15/32	5	4,727
5.00%, 08/15/34	30	29,362
Series C, 8.00%, 03/01/32	10	11,333
New York State Electric & Gas Corp., 2.15%, 10/01/31(b)	35	30,476
NextEra Energy Capital Holdings, Inc.
2.44%, 01/15/32	20	17,410
5.00%, 07/15/32	15	14,841
5.05%, 02/28/33	30	29,545
5.25%, 03/15/34	35	34,589
5.45%, 03/15/35	30	29,724
6.50%, 08/15/55, (5-year CMT + 1.98%)(a)	20	20,102
6.75%, 06/15/54, (5-year CMT + 2.46%)(a)	10	10,247
Niagara Mohawk Power Corp., 5.29%, 01/17/34(b)	25	24,576
NRG Energy, Inc.
3.88%, 02/15/32(b)	10	9,151
5.41%, 10/15/35(b)	25	23,864
5.75%, 01/15/34(b)	25	24,328
5.88%, 05/15/34(b)	20	19,483
6.00%, 02/01/33(b)	15	14,927
6.00%, 01/15/36(b)	45	43,741
6.13%, 05/15/36(b)	20	19,598
6.25%, 11/01/34(b)	15	14,936
7.00%, 03/15/33(b)	35	37,105
Security	Par (000)	Value
Electric (continued)
NSTAR Electric Co.
5.20%, 03/01/35	$20	$19,700
5.20%, 05/15/36	25	24,479
Ohio Power Co.
5.00%, 06/01/33	25	24,451
5.65%, 06/01/34	5	5,053
Oncor Electric Delivery Co. LLC
4.55%, 09/15/32	20	19,348
5.35%, 04/01/35	10	9,960
5.65%, 11/15/33	10	10,210
7.00%, 05/01/32	20	21,867
Pacific Gas and Electric Co.
4.40%, 03/01/32	20	19,057
5.20%, 05/01/36	25	23,672
5.70%, 03/01/35	20	19,867
5.85%, 11/01/36	25	24,752
5.90%, 06/15/32	15	15,311
6.00%, 08/15/35	20	20,199
6.15%, 01/15/33	40	41,120
6.40%, 06/15/33	35	36,288
PacifiCorp
5.25%, 06/15/35	25	23,938
5.45%, 02/15/34	50	49,523
5.80%, 04/15/36	25	24,963
7.70%, 11/15/31	30	33,139
Pampa Energia SA, 7.88%, 12/16/34(c)	19	19,620
PECO Energy Co.
4.88%, 09/15/35	25	24,144
4.90%, 06/15/33	18	17,759
PG&E Corp., 6.85%, 09/15/56, (5-year CMT + 3.23%)(a)	20	19,596
Potomac Electric Power Co., 5.20%, 03/15/34	10	9,921
PPL Capital Funding, Inc., 5.25%, 09/01/34	15	14,750
PSEG Power LLC, 5.75%, 05/15/35(b)	10	9,981
Public Service Co. of Colorado
5.15%, 09/15/35	30	29,169
5.35%, 05/15/34	15	14,919
Public Service Co. of Oklahoma
5.20%, 01/15/35	15	14,601
5.45%, 01/15/36	25	24,630
Public Service Electric and Gas Co.
4.65%, 03/15/33	10	9,732
4.85%, 08/01/34	10	9,697
Series R, 5.40%, 08/01/36	25	24,968
Public Service Enterprise Group, Inc.
2.45%, 11/15/31	30	26,303
5.40%, 03/15/35	15	14,831
5.45%, 04/01/34	20	19,951
6.13%, 10/15/33	5	5,185
Puget Energy, Inc., 5.73%, 03/15/35	15	14,811
Puget Sound Energy, Inc., 5.33%, 06/15/34(d)	10	10,000
RWE Finance U.S. LLC, 5.88%, 04/16/34(b)	5	5,060
San Diego Gas & Electric Co.
5.40%, 04/15/35	15	14,880
Series DDDD, 5.20%, 03/15/36	25	24,226
Series XXX, 3.00%, 03/15/32	10	8,926
Saudi Electricity Sukuk Programme Co., 5.49%, 02/18/35(c)	200	200,169
Sempra
5.25%, 03/15/36	25	24,039
5.50%, 08/01/33	45	45,260
13
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
6.40%, 10/01/54, (5-year CMT + 2.63%)(a)	$15	$14,849
6.55%, 04/01/55, (5-year CMT + 2.14%)(a)	10	9,889
Southern California Edison Co.
2.75%, 02/01/32	10	8,804
4.80%, 03/15/33	25	24,002
5.20%, 06/01/34	15	14,538
5.45%, 03/01/35	20	19,479
5.63%, 02/01/36	25	24,370
5.95%, 11/01/32	35	35,822
Southern Co. (The)
4.85%, 03/15/35	15	14,307
5.20%, 06/15/33	40	39,594
5.70%, 10/15/32	15	15,337
5.70%, 03/15/34	20	20,288
Series 2025, 6.38%, 03/15/55, (5-year CMT + 2.07%)(a)	50	50,408
Southern Power Co., Series B, 4.90%, 10/01/35	5	4,733
Southwestern Electric Power Co., 5.20%, 04/01/36	25	24,108
Southwestern Public Service Co.
5.30%, 05/15/35	10	9,815
5.30%, 08/15/36	25	24,385
Talen Energy Supply LLC
6.25%, 02/01/34(b)	25	24,530
6.50%, 02/01/36(b)	25	24,528
Tampa Electric Co., 5.15%, 03/01/35(d)	15	14,698
TransAlta Corp., 5.88%, 02/01/34	10	9,772
Tucson Electric Power Co.
3.25%, 05/15/32	10	9,051
5.20%, 09/15/34	10	9,884
Union Electric Co.
2.15%, 03/15/32	10	8,644
5.20%, 04/01/34	25	24,821
Virginia Electric and Power Co.
2.30%, 11/15/31	50	43,685
2.40%, 03/30/32	35	30,375
4.95%, 03/15/36	25	23,782
5.00%, 04/01/33	25	24,618
5.00%, 01/15/34	25	24,368
5.05%, 08/15/34	10	9,757
5.15%, 03/15/35	20	19,489
Series C, 4.90%, 09/15/35	25	23,861
Vistra Operations Co. LLC
5.25%, 04/30/33(b)	25	24,369
5.25%, 10/15/35(b)	25	23,776
5.35%, 01/31/36(b)	35	33,468
5.55%, 04/30/36(b)	25	24,242
5.70%, 12/30/34(b)	15	14,793
6.88%, 04/15/32(b)	20	20,634
6.95%, 10/15/33(b)	25	26,596
7.75%, 10/15/31(b)	25	26,035
Wisconsin Electric Power Co.
4.60%, 10/01/34	5	4,792
5.10%, 06/15/36	25	24,321
5.63%, 05/15/33	15	15,423
Wisconsin Power and Light Co.
4.95%, 04/01/33	5	4,911
5.38%, 03/30/34	5	4,982
Xcel Energy, Inc.
4.60%, 06/01/32	20	19,348
5.45%, 08/15/33	10	10,006
5.50%, 03/15/34	15	14,953
Security	Par (000)	Value
Electric (continued)
5.60%, 04/15/35	$15	$14,962
XPLR Infrastructure Operating Partners LP
7.75%, 04/15/34(b)	10	10,586
8.63%, 03/15/33(b)	20	21,430
		5,376,731
Electrical Components & Equipment — 0.0%
Energizer Holdings, Inc., 6.00%, 09/15/33(b)(d)	25	23,953
EnerSys, 6.63%, 01/15/32(b)	5	5,087
WESCO Distribution, Inc.
5.50%, 04/15/34(b)	15	14,634
6.38%, 03/15/33(b)	10	10,157
6.63%, 03/15/32(b)	15	15,363
		69,194
Electronics — 0.2%
Allegion U.S. Holding Co., Inc.
5.41%, 07/01/32	20	20,132
5.60%, 05/29/34	5	5,030
Amphenol Corp.
2.20%, 09/15/31	40	35,049
4.40%, 02/15/33	35	33,482
4.63%, 02/15/36	25	23,504
5.00%, 01/15/35	15	14,630
Arrow Electronics, Inc.
2.95%, 02/15/32	20	17,532
5.88%, 04/10/34	25	25,264
Avnet, Inc., 5.50%, 06/01/32	10	9,937
Emerson Electric Co.
2.20%, 12/21/31	40	34,998
5.00%, 03/15/35	20	19,678
Flex Ltd., 5.25%, 01/15/32	10	9,791
Honeywell International, Inc.
1.75%, 09/01/31	45	38,632
4.50%, 01/15/34	25	23,910
5.00%, 02/15/33	15	15,049
5.00%, 03/01/35	30	29,367
Hubbell, Inc., 4.80%, 11/15/35	25	23,686
nVent Finance SARL
2.75%, 11/15/31	5	4,404
5.65%, 05/15/33	10	10,127
Sensata Technologies, Inc., 6.63%, 07/15/32(b)	10	10,233
TD SYNNEX Corp.
5.30%, 10/10/35	5	4,785
6.10%, 04/12/34	10	10,167
Trimble, Inc., 6.10%, 03/15/33	20	20,549
Tyco Electronics Group SA
2.50%, 02/04/32	5	4,380
4.88%, 02/09/36	25	23,834
5.00%, 05/09/35	10	9,679
		477,829
Engineering & Construction — 0.1%
AECOM, 6.00%, 08/01/33(b)	20	19,929
Brundage-Bone Concrete Pumping Holdings, Inc., 7.50%, 02/01/32(b)	10	10,271
CIMIC Finance USA Pty. Ltd., 7.00%, 03/25/34(b)	10	10,487
Global Infrastructure Solutions, Inc.
6.38%, 07/15/34(b)	10	10,050
7.50%, 04/15/32(b)	7	7,329
Granite Construction, Inc., 6.38%, 06/15/34(b)	10	10,082
Jacobs Engineering Group, Inc., 5.90%, 03/01/33	10	10,167
Schedule of Investments
14

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Engineering & Construction (continued)
Sydney Airport Finance Co. Pty. Ltd., 5.25%, 03/26/36(b)	$50	$48,494
Tutor Perini Corp., 6.63%, 07/15/33(b)	10	10,089
Weekley Homes LLC/Weekley Finance Corp., 6.75%, 01/15/34(b)	10	10,134
WSP Global, Inc., 5.04%, 09/18/31(b)	25	24,481
		171,513
Entertainment — 0.1%
Brightstar Lottery PLC/Brightstar Global Solutions Corp., 5.75%, 01/15/33(b)	15	14,585
Caesars Entertainment, Inc.
6.00%, 10/15/32(b)(d)	20	17,951
6.50%, 02/15/32(b)	35	33,830
Cavalier Acquisition Corp., 8.25%, 08/15/33(b)	10	10,248
Cinemark USA, Inc., 7.00%, 08/01/32(b)	10	10,301
Light & Wonder International, Inc.
6.25%, 10/01/33(b)	10	9,973
7.50%, 09/01/31(b)	10	10,369
Motion Finco SARL, 8.38%, 02/15/32(b)	10	7,533
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp., 5.88%, 09/01/31(b)	13	8,674
Rivers Enterprise Borrower LLC/Rivers Enterprise Finance Corp., 6.63%, 02/01/33(b)	5	5,071
Six Flags Entertainment Corp./Canada's Wonderland Co/Millennium Operations LLC, 8.63%, 01/15/32(b)(d)	20	20,273
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc./Canada's Wonderland Co., 6.63%, 05/01/32(b)	15	15,180
Vail Resorts, Inc., 6.50%, 05/15/32(b)	10	10,134
Voyager Parent LLC, 9.25%, 07/01/32(b)	38	40,686
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 6.25%, 03/15/33(b)	25	24,985
		239,793
Environmental Control — 0.1%
Clean Harbors, Inc., 5.75%, 10/15/33(b)	10	9,991
GFL Environmental Holdings U.S., Inc., 5.50%, 02/01/34(b)	15	14,070
Republic Services, Inc.
1.75%, 02/15/32	25	21,115
5.00%, 04/01/34	35	34,532
5.15%, 03/15/35	20	19,865
5.20%, 11/15/34	10	9,963
Veralto Corp., 5.45%, 09/18/33	10	10,064
Waste Connections, Inc.
2.20%, 01/15/32	20	17,353
3.20%, 06/01/32	15	13,588
5.00%, 03/01/34	30	29,482
5.25%, 09/01/35	5	4,965
Waste Management, Inc.
4.15%, 04/15/32	65	62,492
4.80%, 03/15/32	70	69,404
4.88%, 02/15/34	25	24,647
4.95%, 03/15/35	40	39,118
Waste Pro USA, Inc., 7.00%, 02/01/33(b)	10	10,219
Wrangler Holdco Corp., 6.63%, 04/01/32(b)	10	10,088
		400,956
Security	Par (000)	Value
Food — 0.6%
Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
5.63%, 03/31/32(b)	$45	$43,310
5.75%, 03/31/34(b)	45	42,315
6.25%, 03/15/33(b)	10	9,809
Campbell's Company (The)
4.75%, 03/23/35	15	13,715
5.40%, 03/21/34(d)	25	24,129
Chobani LLC/Chobani Finance Corp., Inc., 6.38%, 04/15/34(b)	15	15,148
Conagra Brands, Inc., 5.75%, 08/01/35(d)	10	9,881
Fiesta Purchaser, Inc., 9.63%, 09/15/32(b)	10	9,805
Flowers Foods, Inc., 5.75%, 03/15/35(d)	10	9,427
General Mills, Inc.
4.95%, 03/29/33	35	34,241
5.25%, 01/30/35(d)	15	14,716
Hershey Co. (The)
4.50%, 05/04/33	20	19,488
5.10%, 02/24/35	10	9,977
J M Smucker Co. (The)
2.13%, 03/15/32	20	17,028
4.25%, 03/15/35	15	13,723
6.20%, 11/15/33	20	20,993
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings
3.00%, 05/15/32	20	17,626
3.75%, 12/01/31	20	18,568
5.50%, 01/15/36	25	24,361
5.75%, 04/01/33	32	32,467
5.95%, 04/20/35	25	25,267
6.75%, 03/15/34	15	16,024
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc.
7.00%, 08/15/34(b)	15	15,153
7.13%, 04/30/33(b)	10	10,216
Kellanova, 5.25%, 03/01/33	15	15,044
Kraft Heinz Foods Co.
5.40%, 03/15/35	10	9,882
6.75%, 03/15/32	5	5,351
Kroger Co. (The), 5.00%, 09/15/34	40	38,654
Lamb Weston Holdings, Inc., 4.38%, 01/31/32(b)	22	20,691
Mars, Inc.
1.63%, 07/16/32(b)	10	8,291
3.60%, 04/01/34(b)	10	8,897
4.75%, 04/20/33(b)	45	43,709
5.00%, 03/01/32(b)	40	39,706
5.20%, 03/01/35(b)	95	93,604
McCormick & Co., Inc.
4.70%, 10/15/34	10	9,481
4.95%, 04/15/33	5	4,892
Minerva Luxembourg SA, 8.88%, 09/13/33(c)	200	203,426
Mondelez International, Inc.
3.00%, 03/17/32	25	22,480
4.75%, 08/28/34	10	9,603
5.13%, 05/06/35	10	9,825
Nestle Capital Corp., 4.88%, 03/12/34(b)	150	147,617
Nestle Holdings, Inc., 4.30%, 10/01/32(b)	10	9,652
Performance Food Group, Inc.
5.63%, 03/01/34(b)	20	19,425
6.13%, 09/15/32(b)	20	20,069
15
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Food (continued)
Pilgrim's Pride Corp.
3.50%, 03/01/32	$30	$27,155
6.25%, 07/01/33	10	10,342
6.88%, 05/15/34	25	26,770
Post Holdings, Inc.
4.50%, 09/15/31(b)	25	23,254
6.25%, 02/15/32(b)	15	15,142
6.25%, 10/15/34(b)	25	24,111
6.38%, 03/01/33(b)	20	19,655
6.50%, 03/15/36(b)	25	24,227
Smithfield Foods, Inc., 2.63%, 09/13/31(b)	25	21,947
Sysco Corp.
2.45%, 12/14/31	5	4,384
5.38%, 09/21/35	30	29,307
5.40%, 03/23/35	10	9,814
6.00%, 01/17/34	15	15,418
TreeHouse Foods, Inc., 7.75%, 02/11/33(b)	15	15,173
Tyson Foods, Inc.
4.95%, 02/20/36	25	23,778
5.70%, 03/15/34	25	25,336
U.S. Foods, Inc.
5.75%, 04/15/33(b)	10	9,940
7.25%, 01/15/32(b)	10	10,334
Viking Baked Goods Acquisition Corp., 8.63%, 11/01/31(b)	15	15,059
		1,558,832
Forest Products & Paper — 0.0%
International Paper Co., 5.00%, 09/15/35	45	43,143
Magnera Corp., 7.25%, 11/15/31(b)(d)	20	19,652
Suzano Austria GmbH, 3.13%, 01/15/32	25	22,065
Suzano Netherlands BV, 5.50%, 01/15/36	20	19,195
		104,055
Gas — 0.1%
AltaGas Ltd., 7.20%, 10/15/54, (5-year CMT + 3.57%)(a)(b)	20	20,698
APA Infrastructure Ltd.
5.00%, 03/23/35(b)	5	4,791
5.13%, 09/16/34(b)	15	14,520
Atmos Energy Corp., 5.20%, 08/15/35	20	19,780
Boston Gas Co.
3.76%, 03/16/32(b)	15	13,824
5.84%, 01/10/35(b)	15	15,212
Brooklyn Union Gas Co. (The), 4.87%, 08/05/32(b)	5	4,845
CenterPoint Energy Resources Corp.
4.40%, 07/01/32	20	19,216
5.40%, 07/01/34	15	14,957
KeySpan Gas East Corp., 5.99%, 03/06/33(b)	20	20,508
National Fuel Gas Co.
5.50%, 05/15/36	25	24,305
5.95%, 03/15/35	10	10,146
NiSource, Inc.
5.35%, 04/01/34	10	9,954
5.35%, 07/15/35	25	24,581
6.38%, 03/31/55, (5-year CMT + 2.53%)(a)	10	10,074
ONE Gas, Inc., 4.25%, 09/01/32	5	4,804
Piedmont Natural Gas Co., Inc.
5.10%, 02/15/35	10	9,722
5.40%, 06/15/33	5	5,019
Southern California Gas Co.
5.05%, 09/01/34	15	14,661
Security	Par (000)	Value
Gas (continued)
5.20%, 06/01/33	$10	$9,959
5.45%, 06/15/35	10	9,959
Southern Co. Gas Capital Corp.
4.95%, 09/15/34	15	14,506
5.15%, 09/15/32	30	29,903
Series B, 5.10%, 09/15/35	20	19,336
Southwest Gas Corp., 4.05%, 03/15/32	30	28,346
Spire Missouri, Inc.
4.80%, 02/15/33	10	9,789
Series 2034, 5.15%, 08/15/34	5	4,937
		388,352
Hand & Machine Tools — 0.0%
Stanley Black & Decker, Inc., 3.00%, 05/15/32	25	22,258
Health Care - Products — 0.2%
Abbott Laboratories, 4.65%, 03/15/36	75	71,094
Agilent Technologies, Inc., 4.75%, 09/09/34	5	4,821
Alcon Finance Corp., 5.38%, 12/06/32(b)	5	5,028
Augusta SpinCo Corp., 5.25%, 03/23/36	25	24,389
Baxter International, Inc.
2.54%, 02/01/32	25	21,482
5.65%, 12/15/35	20	19,515
GE HealthCare Technologies, Inc., 5.91%, 11/22/32	100	103,339
Insulet Corp., 6.50%, 04/01/33(b)	5	5,076
Medtronic Global Holdings SCA, 4.50%, 03/30/33	40	38,559
Medtronic, Inc., 4.38%, 03/15/35	25	23,515
Revvity, Inc., 2.25%, 09/15/31	10	8,703
Smith & Nephew PLC, 5.40%, 03/20/34	15	14,872
Solventum Corp., 5.60%, 03/23/34	35	35,128
Stryker Corp.
4.63%, 09/11/34	15	14,342
5.20%, 02/10/35	30	29,711
Teleflex, Inc., 5.88%, 01/15/32(b)	10	10,017
Thermo Fisher Scientific, Inc.
2.00%, 10/15/31	50	43,480
4.79%, 10/07/35	25	24,019
4.90%, 02/12/36	25	24,072
5.09%, 08/10/33	30	29,872
5.20%, 01/31/34	15	14,984
Zimmer Biomet Holdings, Inc.
2.60%, 11/24/31	36	31,880
5.20%, 09/15/34	10	9,804
5.50%, 02/19/35	15	14,953
		622,655
Health Care - Services — 0.6%
Acadia Healthcare Co., Inc., 7.38%, 03/15/33(b)	10	10,428
Adventist Health System/West
5.43%, 03/01/32	20	20,084
5.76%, 12/01/34	20	20,138
Ascension Health, Series 2025, 4.92%, 11/15/35	25	24,175
CHS/Community Health Systems, Inc.
9.75%, 01/15/34(b)	40	40,832
10.88%, 01/15/32(b)	36	38,206
Cigna Group (The)
4.88%, 09/15/32	25	24,531
5.25%, 02/15/34	20	19,843
5.25%, 01/15/36	25	24,427
5.40%, 03/15/33	55	55,434
CommonSpirit Health
4.83%, 09/01/35	5	4,770
4.98%, 09/01/35	20	19,066
Schedule of Investments
16

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
5.21%, 12/01/31	$5	$4,989
5.32%, 12/01/34	20	19,653
Concentra Health Services, Inc., 6.88%, 07/15/32(b)	10	10,355
DaVita, Inc.
6.75%, 07/15/33(b)	20	20,466
6.88%, 09/01/32(b)	20	20,481
Elevance Health, Inc.
4.75%, 02/15/33	20	19,382
4.95%, 11/01/31	30	29,715
5.20%, 02/15/35	30	29,404
5.38%, 06/15/34	30	29,873
5.50%, 10/15/32	40	40,487
Encompass Health Corp., 5.88%, 06/01/34(b)	10	9,950
Fresenius Medical Care U.S. Finance III, Inc., 3.00%, 12/01/31(b)	5	4,433
Global Medical Response, Inc., 7.38%, 10/01/32(b)	20	20,716
HAH Group Holding Co. LLC, 9.75%, 10/01/31(b)	10	9,527
HCA, Inc.
3.63%, 03/15/32	100	91,995
4.90%, 11/15/35	25	23,645
5.00%, 05/15/33	25	24,375
5.30%, 05/15/36	25	24,193
5.45%, 09/15/34	30	29,797
5.50%, 06/01/33	5	5,020
5.60%, 04/01/34	35	35,155
5.75%, 03/01/35	30	30,241
Horizon Mutual Holdings, Inc., 6.20%, 11/15/34(b)	10	9,412
Humana, Inc.
2.15%, 02/03/32(d)	45	38,556
5.55%, 05/01/35	25	24,534
5.88%, 03/01/33	15	15,240
5.95%, 03/15/34	30	30,475
6.63%, 09/15/56, (5-year CMT + 2.89%)(a)	20	19,821
IQVIA, Inc., 6.25%, 06/01/32(b)	40	40,755
Laboratory Corp. of America Holdings
4.55%, 04/01/32	15	14,554
4.80%, 10/01/34	20	19,170
LifePoint Health, Inc.
7.00%, 05/01/34(b)	35	32,901
8.38%, 02/15/32(b)	20	20,239
10.00%, 06/01/32(b)	20	19,371
Molina Healthcare, Inc.
3.88%, 05/15/32(b)	13	11,735
6.25%, 01/15/33(b)	20	19,883
OhioHealth Corp., 2.30%, 11/15/31	5	4,396
Piedmont Healthcare, Inc., 2.04%, 01/01/32	20	17,147
Providence St. Joseph Health Obligated Group, 5.40%, 10/01/33	5	5,028
Quest Diagnostics, Inc.
5.00%, 12/15/34	10	9,736
6.40%, 11/30/33	20	21,277
Radiology Partners, Inc., 8.50%, 07/15/32(b)	25	25,624
Roche Holdings, Inc.
2.08%, 12/13/31(b)	20	17,387
4.99%, 03/08/34(b)	10	9,901
Select Medical Corp., 6.25%, 12/01/32(b)(d)	10	9,697
Surgery Center Holdings, Inc., 7.25%, 04/15/32(b)	30	30,197
Sutter Health
5.16%, 08/15/33	15	14,913
Series 2025, 5.21%, 08/15/32	5	5,011
Series 2025, 5.54%, 08/15/35	5	5,043
Security	Par (000)	Value
Health Care - Services (continued)
TEAM Services Holding, Inc., 9.00%, 02/15/33(b)(d)	$10	$10,411
Tenet Healthcare Corp.
5.50%, 11/15/32(b)	30	29,631
6.00%, 11/15/33(b)	10	10,027
6.88%, 11/15/31	8	8,503
UnitedHealth Group, Inc.
4.20%, 05/15/32	50	47,874
4.50%, 04/15/33	50	48,005
4.63%, 07/15/35	20	18,929
4.95%, 01/15/32	60	59,645
5.00%, 04/15/34	65	63,637
5.15%, 07/15/34	40	39,506
5.30%, 06/15/35	20	19,895
5.35%, 02/15/33	45	45,385
Universal Health Services, Inc.
2.65%, 01/15/32	15	12,999
5.05%, 10/15/34	10	9,427
UPMC, 5.04%, 05/15/33	5	4,935
		1,756,598
Holding Companies - Diversified — 0.3%
Apollo Debt Solutions BDC, 6.55%, 03/15/32	10	10,048
Ares Capital Corp.
3.20%, 11/15/31	35	30,531
5.80%, 03/08/32	25	24,635
Ares Strategic Income Fund, 6.20%, 03/21/32	15	14,842
Blackstone Private Credit Fund
6.00%, 01/29/32	30	29,423
6.00%, 11/22/34	15	14,280
Clue Opco LLC, 9.50%, 10/15/31(b)(d)	12	12,196
Compass Group Diversified Holdings LLC, 5.00%, 01/15/32(b)	5	4,768
Gaci First Investment Co.
5.25%, 10/13/32(c)	200	198,224
5.25%, 01/29/34(c)	200	196,311
HA Sustainable Infrastructure Capital, Inc.
6.38%, 07/01/34	20	20,141
7.13%, 11/15/56, (5-year CMT + 3.48%)(a)	10	10,078
MDGH GMTN RSC Ltd., 3.38%, 03/28/32(c)	200	182,619
		748,096
Home Builders — 0.1%
Ashton Woods USA LLC/Ashton Woods Finance Co., 6.88%, 08/01/33(b)	15	15,056
Beazer Homes USA, Inc., 8.00%, 01/15/32(b)	10	10,237
Century Communities, Inc., 6.63%, 09/15/33(b)	10	10,123
DR Horton, Inc.
5.00%, 10/15/34	20	19,345
5.50%, 10/15/35	25	24,813
Forestar Group, Inc., 6.50%, 03/15/33(b)	25	25,128
Installed Building Products, Inc., 5.63%, 02/01/34(b)	5	4,896
K Hovnanian Enterprises, Inc., 8.38%, 10/01/33(b)	15	15,348
LGI Homes, Inc., 7.00%, 11/15/32(b)(d)	10	9,891
Mattamy Group Corp., 6.00%, 12/15/33(b)	25	24,223
Meritage Homes Corp., 5.65%, 03/15/35	10	9,927
PulteGroup, Inc.
6.38%, 05/15/33	20	21,114
7.88%, 06/15/32	10	11,283
Taylor Morrison Communities, Inc., 5.75%, 11/15/32(b)	10	10,226
Toll Brothers Finance Corp., 5.60%, 06/15/35	10	9,920
		221,530
17
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Home Furnishings — 0.0%
Somnigroup International, Inc., 3.88%, 10/15/31(b)	$17	$15,533
Whirlpool Corp.
4.70%, 05/14/32	15	11,984
5.50%, 03/01/33	5	3,988
6.50%, 06/15/33	10	8,640
7.88%, 07/01/34(b)	25	24,527
		64,672
Household Products & Wares — 0.1%
Avery Dennison Corp.
2.25%, 02/15/32	35	30,134
5.75%, 03/15/33	10	10,248
Church & Dwight Co., Inc.
2.30%, 12/15/31	15	13,101
5.60%, 11/15/32	25	25,798
Clorox Co. (The)
4.60%, 05/01/32	25	24,202
5.25%, 05/15/36	25	24,272
Kimberly-Clark Corp., 4.50%, 02/16/33	10	9,797
Kronos Acquisition Holdings, Inc., 10.75%, 06/30/32(b)	10	3,990
		141,542
Housewares — 0.0%
American Greetings Corp., 8.88%, 01/15/32(b)	10	9,936
Newell Brands, Inc.
6.63%, 05/15/32(d)	10	10,227
7.38%, 04/01/36(d)	5	5,036
Scotts Miracle-Gro Co. (The), 4.38%, 02/01/32	9	8,372
		33,571
Insurance — 1.2%
Acrisure LLC/Acrisure Finance, Inc., 6.75%, 07/01/32(b)	15	12,798
AEGON Funding Co. LLC, 5.63%, 05/07/36	25	24,368
Aflac, Inc., 5.15%, 05/14/36	25	24,350
AIA Group Ltd., 4.95%, 04/04/33(b)	10	9,990
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
6.50%, 10/01/31(b)	20	20,096
7.38%, 10/01/32(b)	15	15,192
Allianz SE, 6.35%, 09/06/53, (5-year CMT + 3.23%)(a)(b)	10	10,260
Allstate Corp. (The)
5.25%, 03/30/33	35	35,023
5.55%, 05/09/35	15	15,118
5.95%, 04/01/36	25	25,866
American Financial Group, Inc., 5.00%, 09/23/35	25	23,535
American International Group, Inc.
3.88%, 01/15/35	10	8,980
5.13%, 03/27/33	30	29,704
5.45%, 05/07/35	20	19,937
American National Group, Inc.
6.00%, 07/15/35(d)	50	48,323
6.14%, 06/13/32(b)	15	15,203
Aon Corp./Aon Global Holdings PLC
2.60%, 12/02/31	10	8,803
5.00%, 09/12/32	10	9,869
Aon North America, Inc., 5.45%, 03/01/34	40	39,785
Arch Capital Group Ltd.
5.25%, 06/15/36	25	24,350
7.35%, 05/01/34	10	11,134
Ardonagh Group Finance Ltd., 8.88%, 02/15/32(b)	25	25,068
Security	Par (000)	Value
Insurance (continued)
Arthur J Gallagher & Co.
5.00%, 02/15/32	$5	$4,937
5.15%, 02/15/35	30	29,112
5.45%, 07/15/34	25	24,822
5.50%, 03/02/33	10	10,045
6.50%, 02/15/34	5	5,282
Assurant, Inc., 2.65%, 01/15/32	25	21,666
Asurion LLC/Asurion Co-Issuer, Inc.
8.00%, 12/31/32(b)	55	54,720
8.38%, 02/01/34(b)	75	67,606
Athene Global Funding
5.32%, 11/13/31(b)	10	9,833
5.54%, 08/22/35(b)(d)	70	67,200
Athene Holding Ltd.
5.88%, 01/15/34(d)	10	9,929
6.63%, 10/15/54, (5-year CMT + 2.61%)(a)	20	18,488
6.65%, 02/01/33	20	20,744
Berkshire Hathaway Finance Corp., 2.88%, 03/15/32	40	36,468
Brown & Brown, Inc.
4.20%, 03/17/32	15	14,073
5.55%, 06/23/35	20	19,553
5.65%, 06/11/34	15	14,876
Chubb INA Holdings LLC
4.90%, 08/15/35	30	28,877
5.00%, 03/15/34	55	53,956
5.30%, 05/20/36	25	24,645
Cincinnati Financial Corp., 6.13%, 11/01/34	10	10,214
CNA Financial Corp.
5.13%, 02/15/34	15	14,561
5.20%, 08/15/35	10	9,620
5.50%, 06/15/33	10	9,970
CNO Financial Group, Inc., 6.45%, 06/15/34	15	15,343
Corebridge Financial, Inc.
3.90%, 04/05/32	35	32,383
5.75%, 01/15/34	50	50,407
6.05%, 09/15/33	10	10,258
DaVinciRe Holdings Ltd., 5.95%, 04/15/35(b)	20	20,059
Doctors Co. An Interinsurance Exchange (The), 4.50%, 01/18/32(b)	10	9,172
Enstar Group Ltd., 3.10%, 09/01/31	15	13,217
Equitable Holdings, Inc.
5.59%, 01/11/33	25	25,197
6.70%, 03/28/55, (5-year CMT + 2.39%)(a)	5	5,063
F&G Annuities & Life, Inc., 6.25%, 10/04/34(d)	10	9,443
Fairfax Financial Holdings Ltd.
5.63%, 08/16/32	25	25,220
5.75%, 05/20/35	20	20,001
6.00%, 12/07/33	25	25,588
First American Financial Corp., 5.45%, 09/30/34	15	14,500
GA Global Funding Trust
2.90%, 01/06/32(b)	10	8,699
5.50%, 04/01/32(b)	5	4,908
Genworth Holdings, Inc., 6.50%, 06/15/34	5	4,993
Global Atlantic Fin Co., 7.95%, 06/15/33(b)(d)	14	15,076
Globe Life, Inc.
4.80%, 06/15/32	25	24,294
5.85%, 09/15/34	10	10,112
Guardian Life Global Funding, 4.67%, 09/05/32(b)	25	24,271
Hanover Insurance Group, Inc. (The), 5.50%, 09/01/35	20	19,539
Schedule of Investments
18

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC, 8.13%, 02/15/32(b)	$25	$23,533
HUB International Ltd., 7.38%, 01/31/32(b)	35	35,919
Jackson Financial, Inc.
3.13%, 11/23/31	5	4,430
5.67%, 06/08/32	10	9,958
Jones Deslauriers Insurance Management, Inc., 6.88%, 10/01/33(b)(d)	10	9,436
Kemper Corp., 3.80%, 02/23/32	20	17,819
Liberty Mutual Group, Inc., 5.25%, 05/01/36(b)	25	24,167
Lincoln National Corp.
3.40%, 03/01/32	15	13,546
5.35%, 11/15/35	35	33,558
5.85%, 03/15/34	10	10,058
Loews Corp.
4.94%, 04/01/36	25	23,759
6.00%, 02/01/35	10	10,382
Manulife Financial Corp.
3.70%, 03/16/32	25	23,363
4.99%, 12/11/35	55	52,809
Marsh & McLennan Companies, Inc.
4.85%, 11/15/31	25	24,692
4.95%, 03/15/36	25	23,942
5.00%, 03/15/35	50	48,205
5.15%, 03/15/34	15	14,764
5.40%, 09/15/33	10	10,091
5.75%, 11/01/32	10	10,291
5.88%, 08/01/33	25	25,855
MassMutual Global Funding II, 5.05%, 08/26/35(b)	10	9,657
Meiji Yasuda Life Insurance Co., 5.80%, 09/11/54, (5-year CMT + 3.03%)(a)(b)	25	24,445
Mercury General Corp., 6.25%, 06/15/36	25	24,681
MetLife, Inc.
5.30%, 12/15/34	35	34,916
5.38%, 07/15/33	29	29,354
5.70%, 06/15/35	45	45,761
6.38%, 06/15/34	40	42,413
6.50%, 12/15/32	9	9,635
Series G, 6.35%, 03/15/55, (5-year CMT + 2.08%)(a)	20	20,321
Metropolitan Life Global Funding I, 5.15%, 03/28/33(b)	10	9,921
Nationwide Mutual Insurance Co., 7.88%, 04/01/33(b)	5	5,498
New York Life Global Funding
4.55%, 01/28/33(b)	40	38,410
5.00%, 01/09/34(b)	35	34,216
5.20%, 06/03/36(b)	25	24,310
5.35%, 01/23/35(b)	50	49,731
New York Life Insurance Co., 5.88%, 05/15/33(b)	35	35,668
Nippon Life Insurance Co., 5.95%, 04/16/54, (5-year CMT + 2.59%)(a)(b)	20	19,999
Old Republic International Corp.
5.70%, 06/01/36	25	24,502
5.75%, 03/28/34	10	10,028
Pacific Life Global Funding II, 2.45%, 01/11/32(b)	10	8,766
Pacific LifeCorp, 6.60%, 09/15/33(b)	15	15,874
Pricoa Global Funding I, 5.35%, 05/28/35(b)	5	4,986
Primerica, Inc., 2.80%, 11/19/31	5	4,446
Principal Financial Group, Inc., 5.38%, 03/15/33	25	25,072
Security	Par (000)	Value
Insurance (continued)
Progressive Corp. (The)
3.00%, 03/15/32	$25	$22,529
5.15%, 03/26/36	25	24,413
6.25%, 12/01/32	10	10,613
Protective Life Corp., 5.35%, 12/15/35(b)	25	23,977
Protective Life Global Funding, 5.43%, 01/14/32(b)	5	5,023
Prudential Financial, Inc.
5.20%, 03/14/35	20	19,633
5.75%, 07/15/33	50	51,660
6.00%, 09/01/52, (5-year CMT + 3.23%)(a)	65	65,313
6.50%, 03/15/54, (5-year CMT + 2.40%)(a)	5	5,101
6.75%, 03/01/53, (5-year CMT + 2.85%)(a)(d)	15	15,597
Prudential Funding Asia PLC, 3.63%, 03/24/32	10	9,265
Reinsurance Group of America, Inc.
5.75%, 09/15/34	45	45,136
6.00%, 09/15/33	25	25,569
RenaissanceRe Holdings Ltd.
5.75%, 06/05/33	25	25,150
5.80%, 04/01/35	10	10,049
RGA Global Funding
5.00%, 08/25/32(b)	10	9,773
5.05%, 12/06/31(b)	5	4,934
Ryan Specialty LLC, 5.88%, 08/01/32(b)	20	19,807
Sammons Financial Group, Inc.
4.75%, 04/08/32(b)	15	14,127
5.95%, 06/15/36(b)(d)	25	23,860
6.88%, 04/15/34(b)	40	41,218
SBL Holdings, Inc., 7.20%, 10/30/34(b)(d)	40	36,860
Selective Insurance Group, Inc., 5.90%, 04/15/35	10	10,173
Stewart Information Services Corp., 3.60%, 11/15/31	10	8,767
Sumitomo Life Insurance Co., 5.88%, (5-year CMT + 2.84%)(a)(b)(f)	5	4,926
Travelers Companies, Inc. (The)
5.05%, 07/24/35	40	38,960
6.75%, 06/20/36	25	27,405
Trustage Financial Group, Inc., 4.63%, 04/15/32(b)	25	24,081
Unum Group, 5.25%, 12/15/35	35	33,696
USI, Inc./New York, 7.50%, 01/15/32(b)	10	10,425
Western & Southern Financial Group, Inc., 5.75%, 07/15/33(b)	10	10,196
Willis North America, Inc.
5.15%, 03/15/36	25	23,888
5.35%, 05/15/33	25	24,877
		3,156,880
Internet — 0.6%
Airbnb, Inc., 5.25%, 03/16/36	25	24,434
Alphabet, Inc.
4.38%, 11/15/32	5	4,812
4.40%, 02/15/33	30	28,721
4.50%, 05/15/35	30	28,463
4.70%, 11/15/35	75	71,066
4.80%, 02/15/36	100	95,272
5.20%, 08/15/33	45	44,841
5.45%, 08/15/36	70	69,474
Amazon.com, Inc.
3.60%, 04/13/32	95	88,532
4.35%, 03/20/33	40	38,095
4.55%, 03/13/33	30	28,897
4.65%, 11/20/35	75	70,694
4.70%, 12/01/32	55	54,054
19
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Internet (continued)
4.80%, 12/05/34	$40	$38,959
4.88%, 03/13/36	85	80,827
5.10%, 07/09/33	25	24,728
5.30%, 07/09/36	75	73,435
AppLovin Corp.
5.38%, 12/01/31	15	15,006
5.50%, 12/01/34	15	14,760
Booking Holdings, Inc., 5.38%, 05/07/36	25	24,588
Cogent Communications Group LLC/Cogent Finance, Inc., 6.50%, 07/01/32(b)	25	19,263
eBay, Inc.
5.13%, 11/06/35	25	24,114
6.30%, 11/22/32	10	10,540
Expedia Group, Inc.
5.40%, 02/15/35	25	24,399
5.50%, 04/15/36	25	24,307
Gen Digital, Inc., 6.25%, 04/01/33(b)	15	15,000
Match Group Holdings II LLC
3.63%, 10/01/31(b)	15	13,524
6.13%, 09/15/33(b)	15	14,772
Meta Platforms, Inc.
3.85%, 08/15/32	55	50,998
4.60%, 11/15/32	75	72,004
4.75%, 08/15/34	55	52,331
4.88%, 05/15/33	75	72,494
4.88%, 11/15/35	140	131,084
4.95%, 05/15/33	30	29,332
5.25%, 05/15/36(d)	100	96,095
Netflix, Inc.
4.90%, 08/15/34	25	24,489
5.25%, 08/15/36	25	24,703
Snap, Inc.
6.88%, 03/01/33(b)	25	24,496
6.88%, 03/15/34(b)	10	9,726
Uber Technologies, Inc.
4.80%, 09/15/34	20	19,133
4.80%, 09/15/35	25	23,689
VeriSign, Inc., 5.25%, 06/01/32	25	24,822
Wayfair LLC
6.75%, 11/15/32(b)	10	10,293
7.13%, 05/31/34(b)	15	15,551
		1,746,817
Iron & Steel — 0.1%
ArcelorMittal SA
6.00%, 06/17/34(d)	10	10,310
6.80%, 11/29/32	30	32,452
Carpenter Technology Corp., 5.63%, 03/01/34(b)	15	14,805
Cleveland-Cliffs, Inc.
7.00%, 03/15/32(b)	25	25,268
7.38%, 05/01/33(b)	15	15,284
7.50%, 09/15/31(b)	25	25,676
7.63%, 01/15/34(b)	15	15,305
Commercial Metals Co.
4.38%, 03/15/32	3	2,813
5.75%, 11/15/33(b)	15	14,757
6.00%, 12/15/35(b)	20	19,750
Fortescue Treasury Pty. Ltd., 6.13%, 04/15/32(b)	16	16,201
Gerdau Trade, Inc., 5.75%, 06/09/35	10	10,067
Hybar LLC, 7.38%, 07/01/34(b)	10	10,187
Security	Par (000)	Value
Iron & Steel (continued)
Mineral Resources Ltd.
6.00%, 05/01/32(b)	$15	$14,802
6.25%, 05/01/34(b)	15	14,665
Nucor Corp.
3.13%, 04/01/32	10	9,092
5.10%, 06/01/35	10	9,859
Steel Dynamics, Inc.
5.25%, 05/15/35	35	34,369
5.38%, 08/15/34	10	9,942
Vale Overseas Ltd.
6.13%, 06/12/33	35	36,129
8.25%, 01/17/34	5	5,800
		347,533
Leisure Time — 0.1%
A&K Travel Group Holdings Ltd., 7.50%, 05/15/33(b)	10	10,165
Acushnet Co., 5.63%, 12/01/33(b)	10	9,829
Brunswick Corp./DE, 4.40%, 09/15/32	10	9,361
Carnival Corp. Ltd.
5.75%, 08/01/32(b)	60	59,444
6.13%, 02/15/33(b)	35	35,073
Gaia Purchaser, Inc., 7.63%, 07/15/33(b)	20	20,417
Kingpin Intermediate Holdings LLC, 7.25%, 10/15/32(b)(d)	10	7,950
Life Time, Inc., 6.00%, 11/15/31(b)	10	10,098
NCL Corp. Ltd.
6.25%, 09/15/33(b)	10	9,351
6.75%, 02/01/32(b)	35	34,054
Patrick Industries, Inc., 6.38%, 11/01/32(b)	10	9,981
Royal Caribbean Cruises Ltd.
4.75%, 05/15/33	25	23,846
5.38%, 01/15/36	10	9,669
5.55%, 01/20/34	25	24,839
5.63%, 09/30/31(b)	30	30,027
6.00%, 02/01/33(b)	35	35,186
6.25%, 03/15/32(b)	25	25,355
Viking Cruises Ltd., 5.88%, 10/15/33(b)	25	24,775
		389,420
Lodging — 0.2%
Choice Hotels International, Inc., 5.85%, 08/01/34	15	14,950
Hilton Domestic Operating Co., Inc.
3.63%, 02/15/32(b)	26	23,619
5.50%, 09/15/31(b)	20	19,925
5.50%, 03/31/34(b)	20	19,687
5.75%, 09/15/33(b)	15	14,985
5.88%, 03/15/33(b)	20	20,069
6.13%, 04/01/32(b)	20	20,237
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc., 6.63%, 01/15/32(b)	15	15,125
Hyatt Hotels Corp.
5.38%, 12/15/31	5	5,008
5.50%, 06/30/34	15	14,916
5.75%, 03/30/32	20	20,326
Las Vegas Sands Corp., 6.20%, 08/15/34	10	10,107
Marriott International, Inc.
5.25%, 10/15/35	25	24,402
5.30%, 05/15/34	25	24,722
5.35%, 03/15/35	20	19,712
Series GG, 3.50%, 10/15/32	30	27,209
Series II, 2.75%, 10/15/33	10	8,538
Series YY, 5.65%, 09/15/36	25	24,812
Schedule of Investments
20

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Lodging (continued)
Marriott Ownership Resorts, Inc., 6.50%, 10/01/33(b)	$15	$14,918
Melco Resorts Finance Ltd., 7.63%, 04/17/32(b)	15	15,358
MGM Resorts International, 6.50%, 04/15/32	15	14,993
Station Casinos LLC
4.63%, 12/01/31(b)	8	7,544
6.63%, 03/15/32(b)(d)	10	10,123
Travel and Leisure Co., 6.13%, 09/01/33(b)	15	14,798
Wyndham Hotels & Resorts, Inc., 5.63%, 03/01/33(b)	15	14,698
		420,781
Machinery — 0.2%
AGCO Corp., 5.80%, 03/21/34	15	15,043
Caterpillar, Inc.
5.20%, 05/15/35	35	34,926
5.30%, 09/15/35	25	25,224
Columbus McKinnon Corp./New York, 7.13%, 02/01/33(b)	10	10,114
Deere & Co., 5.45%, 01/16/35	25	25,370
Dover Corp., 5.38%, 10/15/35	25	25,023
Flowserve Corp., 2.80%, 01/15/32	30	26,346
GE Vernova, Inc., 4.88%, 02/04/36	25	23,996
Ingersoll Rand, Inc., 5.70%, 08/14/33	25	25,500
John Deere Capital Corp.
3.90%, 06/07/32	30	28,483
4.35%, 09/15/32	40	38,803
4.40%, 09/08/31	30	29,322
5.10%, 04/11/34	30	29,877
5.15%, 09/08/33	30	30,142
Lsf12 Helix Parent LLC, 7.13%, 02/01/33(b)(d)	10	9,997
Manitowoc Co., Inc. (The), 9.25%, 10/01/31(b)	5	5,403
Nordson Corp., 5.80%, 09/15/33	10	10,206
Regal Rexnord Corp., 6.40%, 04/15/33	30	31,136
Terex Corp., 6.25%, 10/15/32(b)	15	15,139
Vertiv Holdings Co., 4.85%, 03/15/36	25	23,646
Westinghouse Air Brake Technologies Corp.
5.50%, 05/29/35	15	14,973
5.61%, 03/11/34	15	15,134
Xylem, Inc./New York, 5.20%, 06/01/33	25	24,859
		518,662
Manufacturing — 0.0%
3M Co., 5.15%, 03/15/35	10	9,872
Avient Corp., 6.25%, 11/01/31(b)	10	10,139
Axon Enterprise, Inc., 6.25%, 03/15/33(b)	15	15,261
Eaton Corp., 4.15%, 03/15/33	50	47,528
Enpro, Inc., 6.13%, 06/01/33(b)	5	5,024
Parker-Hannifin Corp., 4.20%, 11/21/34	10	9,304
Textron, Inc.
4.95%, 03/15/36	25	23,835
5.50%, 05/15/35	10	9,957
		130,920
Media — 0.6%
AMC Global Media, Inc., 10.50%, 07/15/32(b)	25	26,403
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 01/15/34(b)(d)	50	41,694
4.50%, 05/01/32	59	51,811
4.50%, 06/01/33(b)(d)	30	25,970
4.75%, 02/01/32(b)	20	17,925
7.00%, 02/01/33(b)	30	29,303
7.38%, 02/01/36(b)(d)	20	19,332
Security	Par (000)	Value
Media (continued)
Charter Communications Operating LLC/Charter Communications Operating Capital
2.30%, 02/01/32	$30	$24,969
4.40%, 04/01/33	15	13,511
5.85%, 12/01/35	25	23,488
6.38%, 10/23/35	45	43,877
6.55%, 06/01/34	25	24,960
6.60%, 02/15/34	25	25,137
6.65%, 02/01/34	25	25,164
6.95%, 08/15/36	25	25,042
Comcast Corp.
4.20%, 08/15/34	35	31,809
4.25%, 01/15/33	70	65,666
4.65%, 02/15/33	50	47,898
4.80%, 05/15/33	35	33,786
5.30%, 06/01/34	25	24,595
5.30%, 05/15/35(d)	40	39,276
5.50%, 11/15/32	30	30,428
Cox Communications, Inc.
4.80%, 02/01/35(b)	25	21,704
5.70%, 06/15/33(b)	25	23,735
CSC Holdings LLC
4.50%, 11/15/31(b)	30	15,610
5.00%, 11/15/31(b)	8	1,712
Directv Financing LLC/Directv Financing Co-Obligor, Inc., 9.25%, 06/01/32(b)	40	41,758
Discovery Global Holdings, Inc., 4.28%, 03/15/32	61	55,820
Dotdash Meredith, Inc., 7.63%, 06/15/32(b)	10	9,622
Fox Corp., 6.50%, 10/13/33	55	57,950
Gray Media, Inc.
5.38%, 11/15/31(b)	32	24,875
7.25%, 08/15/33(b)(d)	20	19,996
7.50%, 09/15/34(b)	15	14,987
9.63%, 07/15/32(b)	5	5,132
McGraw-Hill Education, Inc., 7.38%, 09/01/31(b)	10	10,277
Midcontinent Communications, 8.00%, 08/15/32(b)(d)	10	8,693
News Corp., 5.13%, 02/15/32(b)	7	6,798
Nexstar Media, Inc.
6.50%, 09/15/33(b)	65	65,285
7.25%, 04/15/34(b)	35	35,455
Paramount Global
4.20%, 05/19/32	20	17,416
6.88%, 04/30/36	25	23,240
Sinclair Television Group, Inc.
4.38%, 12/31/32(b)	8	6,014
8.13%, 02/15/33(b)	30	31,170
Sirius XM Radio LLC
3.88%, 09/01/31(b)	31	28,232
5.88%, 04/15/32(b)	15	14,793
Space Exploration Technologies Corp.
5.65%, 07/15/33(b)	110	105,882
5.88%, 07/15/36(b)	115	108,235
Time Warner Cable Enterprises LLC, 8.38%, 07/15/33	27	29,433
TWDC Enterprises 18 Corp., Series B, 7.00%, 03/01/32	45	49,473
Univision Communications, Inc.
8.88%, 04/15/33(b)	30	29,661
9.38%, 08/01/32(b)	30	30,664
21
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Media (continued)
Virgin Media O2 Vendor Financing Notes VI DAC, 8.50%, 03/15/33(b)	$20	$13,601
VZ Secured Financing BV
5.00%, 01/15/32(b)	25	21,088
7.50%, 01/15/33(b)	25	22,685
Walt Disney Co. (The)
4.63%, 03/14/36	25	23,740
6.20%, 12/15/34	15	15,983
6.55%, 03/15/33	20	21,700
		1,704,463
Metal Fabricate & Hardware — 0.0%
Advanced Drainage Systems, Inc., 5.38%, 03/01/34(b)	5	4,857
Vallourec SACA, 7.50%, 04/15/32(b)	10	10,426
		15,283
Mining — 0.4%
Alumina Pty. Ltd., 6.38%, 09/15/32(b)	10	10,142
Anglo American Capital PLC, 5.25%, 03/19/36(c)	200	193,283
Arcosa, Inc., 6.88%, 08/15/32(b)	15	15,512
Arsenal AIC Parent LLC, 11.50%, 10/01/31(b)	10	10,609
BHP Billiton Finance USA Ltd.
4.90%, 02/28/33	5	4,925
5.13%, 02/21/32	30	30,074
5.25%, 09/08/33	25	25,061
5.30%, 02/21/35	45	44,862
Capstone Copper Corp., 6.75%, 03/31/33(b)	10	10,154
Century Aluminum Co., 6.88%, 08/01/32(b)	15	15,391
Coeur Mining, Inc., 6.88%, 04/01/32(b)	10	10,301
Constellium SE, 6.38%, 08/15/32(b)	5	5,038
Corp. Nacional del Cobre de Chile, 6.33%, 01/13/35(c)	200	207,017
Freeport-McMoRan, Inc., 5.40%, 11/14/34	15	14,951
Glencore Funding LLC
2.63%, 09/23/31(b)	20	17,665
5.20%, 07/01/33(b)	25	24,588
5.51%, 04/01/36(b)	25	24,588
5.63%, 04/04/34(b)	25	25,110
5.67%, 04/01/35(b)	20	20,063
6.50%, 10/06/33(b)	25	26,446
Kaiser Aluminum Corp., 5.88%, 03/01/34(b)	15	14,685
Newmont Corp.
2.60%, 07/15/32	65	57,414
5.88%, 04/01/35	25	25,881
Novelis Corp., 6.38%, 08/15/33(b)	15	15,039
Rio Tinto Alcan, Inc.
5.75%, 06/01/35	10	10,209
6.13%, 12/15/33	10	10,482
Rio Tinto Finance USA PLC
5.00%, 03/09/33	15	14,897
5.25%, 03/14/35	35	34,781
South32 Treasury Ltd., 4.35%, 04/14/32(b)	25	24,037
Volcan Cia Minera SAA, 8.50%, 10/28/32(c)	100	103,547
		1,046,752
Office & Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.
3.57%, 12/01/31	20	18,086
5.55%, 08/22/34	15	14,541
Zebra Technologies Corp., 6.50%, 06/01/32(b)	10	10,183
		42,810
Security	Par (000)	Value
Oil & Gas — 1.3%
Aker BP ASA
5.13%, 10/01/34(b)	$10	$9,680
5.25%, 10/30/35(b)	10	9,661
6.00%, 06/13/33(b)	5	5,140
APA Corp., 6.10%, 02/15/35	25	25,511
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 6.63%, 10/15/32(b)	10	10,089
BP Capital Markets America, Inc.
2.72%, 01/12/32	40	35,680
4.81%, 02/13/33	25	24,496
4.89%, 09/11/33	55	53,988
4.99%, 04/10/34	20	19,653
5.23%, 11/17/34	35	34,889
California Resources Corp.
7.00%, 01/15/34(b)	15	14,992
7.25%, 01/15/35(b)	15	15,040
Canadian Natural Resources Ltd.
5.40%, 12/15/34	25	24,834
5.85%, 02/01/35	5	5,107
7.20%, 01/15/32	5	5,453
Cenovus Energy, Inc.
2.65%, 01/15/32	20	17,654
5.40%, 03/20/36	25	24,327
Chevron USA, Inc.
4.82%, 04/15/32	30	29,890
4.85%, 10/15/35	25	24,446
4.98%, 04/15/35	10	9,899
Chord Energy Corp., 6.75%, 03/15/33(b)	10	10,216
CNOOC Petroleum North America ULC, 5.88%, 03/10/35	200	213,069
CNX Resources Corp.
5.88%, 03/01/34(b)	5	4,874
7.25%, 03/01/32(b)	10	10,284
ConocoPhillips Co.
5.00%, 01/15/35	25	24,529
5.05%, 09/15/33	50	49,888
Continental Resources, Inc./OK, 2.88%, 04/01/32(b)	10	8,741
Crescent Energy Finance LLC
7.38%, 01/15/33(b)	15	15,310
7.63%, 04/01/32(b)	25	25,686
7.88%, 04/15/32(b)	20	20,662
8.38%, 01/15/34(b)	10	10,557
CVR Energy, Inc., 7.88%, 02/15/34(b)	25	25,934
Devon Energy Corp.
5.20%, 09/15/34	25	24,643
5.40%, 02/15/35(b)	20	19,836
5.60%, 03/15/34(b)	10	10,116
7.95%, 04/15/32	10	11,338
Diamondback Energy, Inc.
5.40%, 04/18/34	30	29,955
5.55%, 04/01/35	25	25,136
6.25%, 03/15/33	20	20,990
Ecopetrol SA
4.63%, 11/02/31	40	36,653
7.75%, 02/01/32	50	51,706
8.88%, 01/13/33	70	75,767
EOG Resources, Inc.
3.90%, 04/01/35	30	26,947
5.00%, 07/15/32	25	24,857
5.35%, 01/15/36	50	49,508
EQT Corp., 5.75%, 02/01/34	20	20,169
Schedule of Investments
22

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
Equinor ASA
4.75%, 11/14/35	$50	$47,902
5.13%, 06/03/35	15	14,898
Expand Energy Corp.
4.75%, 02/01/32	43	41,633
5.70%, 01/15/35	15	14,938
Harbour Energy Finance 2 PLC, 6.33%, 04/01/35(b)	5	5,047
Helmerich & Payne, Inc.
2.90%, 09/29/31	15	13,353
5.50%, 12/01/34	15	14,544
HF Sinclair Corp., 6.25%, 01/15/35	20	20,511
Hilcorp Energy I LP/Hilcorp Finance Co.
6.25%, 04/15/32(b)	5	4,910
6.88%, 05/15/34(b)	15	14,871
7.25%, 02/15/35(b)	20	20,131
8.38%, 11/01/33(b)	15	15,903
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp.
6.63%, 08/15/34(b)	10	10,111
6.88%, 12/01/32(b)	10	10,245
Marathon Petroleum Corp., 5.70%, 03/01/35	40	40,421
Matador Resources Co.
6.00%, 04/15/34(b)	10	9,785
6.25%, 04/15/33(b)	15	15,000
6.50%, 04/15/32(b)	15	15,142
Moss Creek Resources Holdings, Inc., 8.25%, 09/01/31(b)	15	15,217
Murphy Oil Corp.
6.00%, 10/01/32(d)	10	9,963
6.50%, 02/15/34	20	19,914
Nabors Industries, Inc., 7.63%, 11/15/32(b)	10	10,309
Noble Finance II LLC, 6.25%, 06/15/34(b)	15	14,721
Northern Oil & Gas, Inc.
7.50%, 09/01/34(b)	10	10,078
7.88%, 10/15/33(b)	15	15,428
Occidental Petroleum Corp.
5.38%, 01/01/32	25	25,230
5.55%, 10/01/34(d)	30	30,287
7.88%, 09/15/31	26	28,979
Ovintiv, Inc.
6.25%, 07/15/33	30	31,333
6.50%, 08/15/34	5	5,274
7.20%, 11/01/31	5	5,405
Par Petroleum LLC, 7.38%, 06/01/34(b)	10	10,379
Patterson-UTI Energy, Inc.
6.05%, 05/15/36	25	24,824
7.15%, 10/01/33	10	10,692
PBF Holding Co. LLC/PBF Finance Corp., 7.25%, 06/01/34(b)	10	10,281
Permian Resources Operating LLC
6.25%, 02/01/33(b)	20	20,319
7.00%, 01/15/32(b)	20	20,663
Petrobras Global Finance BV, 6.25%, 01/10/36	100	97,030
Petroleos Mexicanos
6.63%, 06/15/35	150	143,383
6.70%, 02/16/32	200	201,142
10.00%, 02/07/33	40	46,694
Petronas Capital Ltd., 2.48%, 01/28/32(c)	200	176,209
Phillips 66
4.65%, 11/15/34	20	19,079
4.95%, 03/15/35	35	34,047
Security	Par (000)	Value
Oil & Gas (continued)
5.30%, 06/30/33	$40	$40,043
Pluspetrol SA, 8.50%, 05/30/32(c)	40	41,737
Raizen Fuels Finance SA, 6.45%, 03/05/34(c)(g)(h)	200	114,031
SA Global Sukuk Ltd., 4.63%, 09/17/35(c)	200	188,119
Santos Finance Ltd.
5.75%, 11/13/35(b)	35	34,529
6.88%, 09/19/33(b)	40	42,583
Seadrill Finance Ltd., 6.75%, 07/15/34(b)	15	14,668
Shell Finance U.S., Inc., 4.13%, 05/11/35	30	27,788
SM Energy Co.
6.63%, 04/15/34(b)	20	20,130
7.00%, 08/01/32(b)	15	15,336
9.63%, 06/15/33(b)	15	16,534
Suncor Energy, Inc., 5.95%, 12/01/34	15	15,385
Sunoco LP
5.63%, 07/15/34(b)	20	19,423
5.88%, 03/15/34(b)	10	9,855
6.25%, 07/01/33(b)	25	25,143
6.63%, 08/15/32(b)	10	10,160
7.25%, 05/01/32(b)	15	15,516
Talos Production, Inc., 8.00%, 07/15/34(b)	20	20,685
TotalEnergies Capital SA
4.72%, 09/10/34	20	19,429
5.15%, 04/05/34	55	54,821
TotalEnergies Capital USA LLC, 4.86%, 01/13/36	30	28,842
Transocean International Ltd., 7.88%, 10/15/32(b)	5	5,249
Valero Energy Corp.
2.80%, 12/01/31	35	31,277
5.15%, 03/10/36	25	24,170
Vermilion Energy, Inc., 7.25%, 02/15/33(b)	10	10,034
Viper Energy Partners LLC, 5.70%, 08/01/35	20	19,961
Vista Energy Argentina SAU, 7.63%, 12/10/35(c)	30	30,830
Woodside Finance Ltd.
5.10%, 09/12/34	25	24,193
6.00%, 05/19/35	25	25,505
YPF SA, 7.00%, 09/30/33(c)(i)	50	50,037
		3,610,038
Oil & Gas Services — 0.1%
Archrock Partners LP/Archrock Partners Finance Corp., 6.63%, 09/01/32(b)	12	12,221
Archrock Services LP/Archrock Partners Finance Corp., 6.00%, 02/01/34(b)	20	19,659
Bristow Group, Inc., 6.75%, 02/01/33(b)	15	15,108
Halliburton Co., 4.85%, 11/15/35	25	23,717
Kodiak Gas Services LLC
6.50%, 10/01/33(b)	20	20,193
6.75%, 10/01/35(b)	10	10,188
Oceaneering International, Inc., 6.88%, 07/15/34(b)	15	15,462
Schlumberger Holdings Corp.
4.85%, 05/15/33(b)	20	19,643
5.00%, 06/01/34(b)	5	4,891
USA Compression Partners LP/USA Compression Finance Corp., 6.25%, 10/01/33(b)	10	9,911
Weatherford International Ltd., 6.75%, 10/15/33(b)	15	15,288
		166,281
Packaging & Containers — 0.1%
Amcor Finance USA, Inc., 5.63%, 05/26/33	10	10,111
Amcor Flexibles North America, Inc.
5.13%, 03/12/36(d)	25	24,066
5.50%, 03/17/35	15	14,938
23
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Packaging & Containers (continued)
Ball Corp.
3.13%, 09/15/31	$17	$15,289
5.50%, 09/15/33	25	24,803
Berry Global, Inc., 5.65%, 01/15/34	40	40,225
Clydesdale Acquisition Holdings, Inc., 6.75%, 04/15/32(b)	25	24,415
Crown Americas LLC, 5.88%, 06/01/33	15	15,003
Graphic Packaging International LLC, 6.38%, 07/15/32(b)	10	10,122
Multi-Color Corp., 8.50%, 05/11/33, (6.00 % cash and 2.50 % PIK)(b)(e)	20	17,576
Owens-Brockway Glass Container, Inc.
7.38%, 06/01/32(b)	5	4,539
9.50%, 06/01/33(b)(d)	20	19,572
Packaging Corp. of America, 5.20%, 08/15/35	35	34,292
Sealed Air Corp., 6.88%, 07/15/33(b)	10	9,778
Smurfit Kappa Treasury ULC, 5.44%, 04/03/34	5	4,988
Sonoco Products Co., 5.00%, 09/01/34(d)	20	19,272
Sword Purchaser LLC
8.25%, 04/15/33(b)	35	36,207
10.50%, 04/15/34(b)	15	15,647
WRKCo, Inc., 3.00%, 06/15/33	25	21,743
		362,586
Pharmaceuticals — 0.8%
1261229 B.C. Ltd., 10.00%, 04/15/32(b)	120	124,650
AbbVie, Inc.
4.40%, 03/15/33	25	23,975
4.50%, 05/14/35	55	51,784
4.55%, 03/15/35	40	37,817
4.75%, 03/15/36	50	47,619
5.05%, 09/15/33	35	34,658
5.05%, 03/15/34	65	64,290
5.20%, 03/15/35	25	24,795
5.30%, 09/15/36	25	24,726
Amneal Pharmaceuticals LLC, 6.88%, 08/01/32(b)	5	5,187
Astrazeneca Finance LLC
4.60%, 03/02/36	25	23,633
4.88%, 03/03/33	15	14,848
5.00%, 02/26/34	30	29,656
Bayer U.S. Finance II LLC
4.20%, 07/15/34(b)	5	4,527
5.50%, 07/30/35(b)	20	19,445
Becton Dickinson & Co., 5.11%, 02/08/34	20	19,684
Bristol-Myers Squibb Co.
2.95%, 03/15/32	25	22,543
5.20%, 02/22/34	70	70,028
Cardinal Health, Inc.
5.15%, 09/15/35	25	24,343
5.35%, 11/15/34	25	24,756
Cencora, Inc.
4.90%, 02/13/36	25	23,851
5.15%, 02/15/35	10	9,799
CVS Health Corp.
2.13%, 09/15/31	36	31,148
5.25%, 02/21/33	45	44,850
5.30%, 06/01/33	45	44,720
5.45%, 09/15/35	50	49,354
5.70%, 06/01/34	30	30,339
6.75%, 12/10/54, (5-year CMT + 2.52%)(a)	15	15,401
Eli Lilly & Co.
4.55%, 10/15/32	25	24,481
Security	Par (000)	Value
Pharmaceuticals (continued)
4.60%, 08/14/34	$15	$14,494
4.65%, 05/20/33	25	24,431
4.70%, 02/27/33	30	29,584
4.70%, 02/09/34	40	39,034
4.85%, 05/20/36	50	48,277
4.90%, 10/15/35	25	24,396
5.10%, 02/12/35	25	24,885
GlaxoSmithKline Capital, Inc.
4.88%, 04/15/35	25	24,220
5.38%, 04/15/34	5	5,054
HLF Financing SARL LLC/Herbalife International, Inc., 7.75%, 05/01/33(b)	20	20,206
Johnson & Johnson
4.85%, 03/01/32	30	30,197
4.95%, 05/15/33	10	10,137
4.95%, 06/01/34	35	35,291
5.00%, 03/01/35	35	35,049
McKesson Corp.
5.10%, 07/15/33	30	29,944
5.25%, 05/30/35	15	14,895
Merck & Co., Inc.
2.15%, 12/10/31	65	56,684
4.50%, 05/17/33	35	34,028
4.55%, 09/15/32	25	24,474
4.75%, 12/04/35	50	47,824
4.95%, 05/22/33	25	24,758
4.95%, 09/15/35	60	58,476
5.20%, 05/22/36	25	24,694
Novartis Capital Corp.
4.00%, 09/18/31	30	28,936
4.20%, 09/18/34	20	18,859
4.30%, 11/05/32	5	4,821
4.60%, 03/18/33	25	24,361
4.60%, 11/05/35	25	23,869
4.90%, 03/18/36	60	58,143
Organon & Co./Organon Foreign Debt Co-Issuer BV
6.75%, 05/15/34(b)	15	15,723
7.88%, 05/15/34(b)	10	10,716
Paradigm Parent LLC and Paradigm Parent CO-Issuer, Inc., 8.75%, 04/17/32(b)	15	14,127
Pfizer Investment Enterprises Pte. Ltd., 4.75%, 05/19/33	155	151,155
Pfizer, Inc.
4.50%, 11/15/32	25	24,267
4.88%, 11/15/35	25	24,119
Zoetis, Inc.
5.00%, 08/17/35(d)	55	53,119
5.60%, 11/16/32	10	10,201
		2,110,355
Pipelines — 0.9%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.75%, 10/15/33(b)	15	14,804
5.75%, 07/01/34(b)	10	9,813
6.63%, 02/01/32(b)	15	15,320
Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.25%, 07/15/32(b)	10	10,337
Boardwalk Pipelines LP
3.60%, 09/01/32	25	22,887
5.38%, 02/15/36	25	24,290
5.63%, 08/01/34	10	10,024
Schedule of Investments
24

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
Cheniere Energy Partners LP
3.25%, 01/31/32	$20	$18,111
5.55%, 10/30/35	25	24,870
5.75%, 08/15/34	30	30,396
5.95%, 06/30/33	47	48,376
Cheniere Energy, Inc., 5.65%, 04/15/34	30	30,254
Columbia Pipelines Holding Co. LLC, 5.68%, 01/15/34(b)	5	5,023
Columbia Pipelines Operating Co. LLC
5.44%, 02/15/35(b)	10	9,897
5.51%, 05/15/36(b)	25	24,584
6.04%, 11/15/33(b)	35	36,121
CQP Holdco LP/BIP-V Chinook Holdco LLC, 7.50%, 12/15/33(b)	10	10,481
DCP Midstream Operating LP, 3.25%, 02/15/32	8	7,326
Delek Logistics Partners LP/Delek Logistics Finance Corp.
6.88%, 06/01/34(b)	15	15,132
7.38%, 06/30/33(b)	10	10,289
DT Midstream, Inc.
4.30%, 04/15/32(b)	10	9,419
5.80%, 12/15/34(b)	10	10,008
Eastern Energy Gas Holdings LLC, 5.80%, 01/15/35	15	15,221
El Paso Natural Gas Co. LLC, 3.50%, 02/15/32(b)	10	9,160
Enbridge, Inc.
2.50%, 08/01/33	25	20,986
5.20%, 11/20/35	25	24,265
5.45%, 03/27/36	25	24,671
5.55%, 06/20/35	25	24,911
5.63%, 04/05/34	20	20,207
5.70%, 03/08/33	55	56,026
7.20%, 06/27/54, (5-year CMT + 2.97%)(a)	10	10,475
Energy Transfer LP
4.90%, 03/15/35	35	33,239
5.35%, 01/15/36	25	24,392
5.55%, 05/15/34	25	24,991
5.60%, 09/01/34	20	20,014
5.70%, 04/01/35	25	25,114
5.75%, 02/15/33	50	50,994
6.55%, 12/01/33	35	37,171
6.75%, 02/15/56, (5-year CMT + 2.48%)(a)	15	14,934
Series ., 6.55%, 01/15/57, (5-year CMT + 2.34%)(a)	15	14,915
Enterprise Products Operating LLC
4.85%, 01/31/34	20	19,492
4.95%, 02/15/35	25	24,389
5.20%, 01/15/36	30	29,454
5.35%, 01/31/33	30	30,319
Series H, 6.65%, 10/15/34	25	27,165
Florida Gas Transmission Co. LLC, 5.75%, 07/15/35(b)	20	20,127
Genesis Energy LP/Genesis Energy Finance Corp.
6.75%, 03/15/34	15	15,099
7.88%, 05/15/32	15	15,558
8.00%, 05/15/33	10	10,482
Global Partners LP/GLP Finance Corp.
7.13%, 07/01/33(b)	10	10,277
8.25%, 01/15/32(b)	10	10,447
Security	Par (000)	Value
Pipelines (continued)
Harvest Midstream I LP
6.75%, 05/15/34(b)	$20	$20,289
7.50%, 05/15/32(b)	10	10,363
Howard Midstream Energy Partners LLC
6.63%, 01/15/34(b)	15	15,129
6.63%, 01/15/35(b)	15	15,080
7.38%, 07/15/32(b)	15	15,489
Kinder Morgan Energy Partners LP
5.80%, 03/15/35	10	10,153
7.75%, 03/15/32	10	11,190
Kinder Morgan, Inc.
4.80%, 02/01/33	25	24,351
5.20%, 06/01/33	40	39,846
5.30%, 12/01/34	10	9,858
5.40%, 02/01/34	35	35,042
5.55%, 08/01/36	25	24,774
5.85%, 06/01/35	15	15,325
MPLX LP
4.95%, 09/01/32	20	19,611
5.00%, 05/01/32	25	24,627
5.00%, 01/15/33	25	24,453
5.00%, 03/01/33	50	48,940
5.30%, 04/01/36	25	24,180
5.40%, 04/01/35	25	24,532
5.40%, 09/15/35	30	29,394
5.50%, 06/01/34	30	29,848
5.50%, 11/01/36	25	24,418
NGL Energy Operating LLC/NGL Energy Finance Corp., 8.38%, 02/15/32(b)	25	26,198
Northriver Midstream Finance LP, 6.75%, 07/15/32(b)	10	10,192
ONEOK, Inc.
4.75%, 10/15/31	15	14,683
5.05%, 11/01/34	25	24,120
5.40%, 10/15/35	50	49,070
5.65%, 09/01/34	10	10,037
6.00%, 06/15/35	10	10,194
6.05%, 09/01/33	25	25,785
6.10%, 11/15/32	20	20,728
Plains All American Pipeline LP, 5.95%, 06/15/35	25	25,308
Plains All American Pipeline LP/PAA Finance Corp., 5.70%, 09/15/34	5	5,012
Rockies Express Pipeline LLC, 6.75%, 03/15/33(b)	15	15,301
Sempra Infrastructure Partners LP, 3.25%, 01/15/32(b)	5	4,440
South Bow Canadian Infrastructure Holdings Ltd., 7.50%, 03/01/55, (5-year CMT + 3.67%)(a)	15	15,731
South Bow USA Infrastructure Holdings LLC, 5.58%, 10/01/34	20	19,597
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
6.00%, 09/01/31(b)	10	9,888
6.75%, 03/15/34(b)	10	10,078
Targa Resources Corp.
5.40%, 07/30/36	25	24,319
5.50%, 02/15/35	15	14,857
5.55%, 08/15/35	25	24,753
5.65%, 02/15/36	25	24,921
6.13%, 03/15/33	30	31,094
6.50%, 03/30/34	5	5,285
25
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.00%, 01/15/32	$10	$9,398
Texas Eastern Transmission LP, 7.00%, 07/15/32	5	5,412
TransCanada PipeLines Ltd.
4.63%, 03/01/34	30	28,491
5.60%, 03/31/34	10	10,047
Venture Global Calcasieu Pass LLC
3.88%, 11/01/33(b)	30	26,623
6.00%, 05/01/36(b)	20	19,918
Venture Global LNG, Inc.
6.38%, 12/15/34(b)	20	19,839
6.63%, 06/15/36(b)	25	25,091
9.88%, 02/01/32(b)	35	37,291
Venture Global Plaquemines LNG LLC
6.50%, 01/15/34(b)	40	41,355
6.50%, 06/15/34(b)	25	25,867
6.75%, 01/15/36(b)	40	42,103
7.50%, 05/01/33(b)	20	21,716
7.75%, 05/01/35(b)	25	27,770
Western Midstream Operating LP
5.45%, 11/15/34	25	24,515
5.50%, 12/15/35(d)	5	4,861
6.15%, 04/01/33	20	20,609
Whistler Pipeline LLC, 5.95%, 09/30/34(b)	20	20,150
Williams Companies, Inc. (The)
4.65%, 08/15/32	45	43,631
5.15%, 03/15/34	35	34,256
5.15%, 03/15/36	25	23,998
5.30%, 09/30/35	25	24,367
5.60%, 03/15/35	20	19,984
5.65%, 03/15/33	5	5,064
		2,543,096
Private Equity — 0.0%
Carlyle Group, Inc. (The), 5.05%, 09/19/35	25	23,639
KKR & Co., Inc., 5.10%, 08/07/35	25	23,870
		47,509
Real Estate — 0.0%
CBRE Services, Inc.
4.90%, 01/15/33	5	4,850
5.25%, 06/01/36	25	24,084
5.50%, 06/15/35	20	19,794
5.95%, 08/15/34	15	15,285
CoreLogic, Inc., 12.00%, 02/01/32(b)	20	19,119
Cushman & Wakefield U.S. Borrower LLC, 8.88%, 09/01/31(b)	10	10,454
Howard Hughes Corp. (The)
5.88%, 03/01/32(b)	10	9,822
6.13%, 03/01/34(b)	10	9,817
Kennedy-Wilson, Inc., 7.25%, 06/01/33(b)	15	15,274
		128,499
Real Estate Investment Trusts — 0.8%
Agree LP
2.60%, 06/15/33	15	12,620
4.80%, 10/01/32	10	9,703
5.60%, 06/15/35	10	10,021
Alexandria Real Estate Equities, Inc.
1.88%, 02/01/33	25	20,039
2.00%, 05/18/32	5	4,156
2.95%, 03/15/34	10	8,319
4.75%, 04/15/35	10	9,285
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
5.25%, 03/15/36	$25	$23,842
5.50%, 10/01/35	10	9,735
American Assets Trust LP, 6.15%, 10/01/34	10	9,930
American Homes 4 Rent LP
3.63%, 04/15/32	20	18,280
5.25%, 03/15/35	10	9,733
5.50%, 02/01/34	15	14,905
5.50%, 07/15/34	10	9,922
American Tower Corp.
2.30%, 09/15/31	15	13,091
4.70%, 12/15/32	5	4,830
5.35%, 03/15/35	25	24,655
5.40%, 01/31/35	20	19,813
5.45%, 02/15/34	15	14,954
5.55%, 07/15/33	10	10,055
5.65%, 03/15/33	10	10,143
5.90%, 11/15/33	25	25,623
Americold Realty Operating Partnership LP
5.41%, 09/12/34	10	9,550
5.60%, 05/15/32	10	9,939
Boston Properties LP
2.45%, 10/01/33	15	12,200
2.55%, 04/01/32	45	38,837
5.75%, 01/15/35	20	19,813
Brixmor Operating Partnership LP
4.85%, 02/15/33	5	4,833
5.75%, 02/15/35	10	10,100
Broadstone Net Lease LLC, 2.60%, 09/15/31	10	8,774
Camden Property Trust, 4.90%, 01/15/34	10	9,729
COPT Defense Properties LP, 2.90%, 12/01/33	10	8,435
Cousins Properties LP, 5.88%, 10/01/34	10	10,073
Crown Castle, Inc.
5.10%, 05/01/33	5	4,861
5.80%, 03/01/34	40	40,270
CubeSmart LP, 2.50%, 02/15/32	15	13,030
DOC DR LLC, 2.63%, 11/01/31	5	4,415
EPR Properties, 3.60%, 11/15/31	10	9,097
Equinix Europe 2 Financing Corp. LLC
4.70%, 03/15/33	25	23,796
5.50%, 06/15/34	20	19,744
Equinix, Inc., 3.90%, 04/15/32	45	41,692
ERP Operating LP
2.05%, 01/15/32	5	4,313
4.65%, 09/15/34	25	23,810
5.00%, 08/01/35	25	24,238
5.30%, 12/07/33	20	20,090
5.35%, 06/01/34	5	4,996
Essential Properties LP, 5.40%, 12/01/35	25	24,185
Essex Portfolio LP
2.65%, 03/15/32	15	13,125
5.38%, 04/01/35	10	9,939
5.50%, 04/01/34	10	9,976
Extra Space Storage LP
2.35%, 03/15/32	10	8,584
2.40%, 10/15/31	30	26,188
5.35%, 01/15/35	10	9,850
5.40%, 02/01/34	15	14,875
5.40%, 06/15/35	10	9,859
GLP Capital LP/GLP Financing II, Inc.
3.25%, 01/15/32	5	4,414
5.63%, 09/15/34	10	9,706
Schedule of Investments
26

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
5.63%, 03/01/36	$25	$23,825
6.75%, 12/01/33	25	25,915
Goodman U.S. Finance Six LLC, 5.13%, 10/07/34(b)	35	33,747
Healthpeak OP LLC
5.25%, 12/15/32	20	19,795
5.38%, 02/15/35	20	19,682
Highwoods Realty LP, 7.65%, 02/01/34	10	10,971
Host Hotels & Resorts LP
5.50%, 04/15/35	15	14,686
5.70%, 07/01/34	20	19,963
Series J, 2.90%, 12/15/31	5	4,416
Invitation Homes Operating Partnership LP
2.70%, 01/15/34	10	8,251
4.15%, 04/15/32	15	14,084
Iron Mountain Information Management Services, Inc., 5.00%, 07/15/32(b)	15	14,303
Iron Mountain, Inc.
5.63%, 07/15/32(b)	10	9,828
6.25%, 01/15/33(b)	30	30,229
6.25%, 01/15/35(b)	30	29,661
Kilroy Realty LP
2.50%, 11/15/32	25	20,560
2.65%, 11/15/33	5	4,000
5.88%, 10/15/35	5	4,833
Kimco Realty OP LLC
3.20%, 04/01/32	20	18,135
4.60%, 02/01/33	15	14,471
4.85%, 03/01/35	20	19,155
5.30%, 02/01/36	25	24,694
6.40%, 03/01/34	10	10,585
Kite Realty Group LP
4.95%, 12/15/31	5	4,916
5.50%, 03/01/34	10	9,954
Mid-America Apartments LP
5.00%, 03/15/34	10	9,745
5.30%, 02/15/32	15	15,111
Millrose Properties, Inc., 6.25%, 09/15/32(b)	10	10,037
MPT Operating Partnership LP/MPT Finance Corp., 8.50%, 02/15/32(b)	30	30,411
NNN REIT, Inc., 5.60%, 10/15/33	25	25,219
Omega Healthcare Investors, Inc., 3.25%, 04/15/33	10	8,690
Phillips Edison Grocery Center Operating Partnership I LP
2.63%, 11/15/31	10	8,809
4.95%, 01/15/35	15	14,319
5.75%, 07/15/34	10	10,089
Piedmont Operating Partnership LP, 2.75%, 04/01/32	5	4,262
Prologis LP
2.25%, 01/15/32	20	17,326
4.75%, 06/15/33	25	24,367
4.90%, 06/15/36	25	23,810
5.00%, 03/15/34	30	29,348
5.25%, 05/15/35	20	19,738
Prologis Targeted U.S. Logistics Fund LP, 5.25%, 01/15/35(b)	20	19,517
Public Storage Operating Co.
5.00%, 07/01/35(d)	10	9,716
5.10%, 08/01/33	5	4,966
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Realty Income Corp.
1.80%, 03/15/33	$15	$12,235
4.50%, 02/01/33	5	4,782
4.90%, 07/15/33	5	4,876
5.13%, 02/15/34	10	9,829
5.13%, 04/15/35	15	14,629
5.63%, 10/13/32	30	30,635
Regency Centers LP
5.10%, 01/15/35	10	9,768
5.25%, 01/15/34	5	4,953
RHP Hotel Properties LP/RHP Finance Corp.
5.75%, 03/15/34(b)	5	4,927
6.50%, 04/01/32(b)	20	20,359
6.50%, 06/15/33(b)	10	10,195
Sabra Health Care LP, 3.20%, 12/01/31	15	13,445
Safehold GL Holdings LLC
5.65%, 01/15/35	10	9,918
6.10%, 04/01/34	20	20,528
Service Properties Trust
8.63%, 11/15/31(b)	15	15,719
8.88%, 06/15/32(d)	10	10,290
Simon Property Group LP
2.25%, 01/15/32	15	12,984
2.65%, 02/01/32	35	30,889
4.75%, 09/26/34	40	38,222
5.13%, 10/01/35	25	24,395
Store Capital LLC, 2.70%, 12/01/31	20	17,397
Sun Communities Operating LP, 4.20%, 04/15/32	15	14,117
UDR, Inc.
1.90%, 03/15/33	5	4,060
3.10%, 11/01/34	10	8,423
5.13%, 09/01/34	10	9,740
Ventas Realty LP
2.50%, 09/01/31	15	13,218
5.00%, 01/15/35	15	14,452
5.00%, 02/15/36	25	23,915
5.63%, 07/01/34	5	5,036
VICI Properties LP
5.13%, 11/15/31	5	4,893
5.13%, 05/15/32	20	19,458
5.63%, 04/01/35	25	24,464
5.75%, 04/01/34	35	34,668
Vornado Realty LP, 5.75%, 02/01/33	10	9,964
Welltower OP LLC
2.75%, 01/15/32	20	17,830
3.85%, 06/15/32	20	18,776
5.13%, 07/01/35	25	24,527
Weyerhaeuser Co.
3.38%, 03/09/33	5	4,456
7.38%, 03/15/32	10	10,991
WP Carey, Inc.
2.45%, 02/01/32	5	4,323
5.38%, 06/30/34	15	14,810
		2,110,225
Retail — 0.5%
Advance Auto Parts, Inc.
3.50%, 03/15/32	10	8,695
7.38%, 08/01/33(b)	15	15,378
Asbury Automotive Group, Inc., 5.00%, 02/15/32(b)	13	12,388
27
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
AutoNation, Inc.
3.85%, 03/01/32	$20	$18,467
5.89%, 03/15/35	10	10,006
AutoZone, Inc.
4.75%, 02/01/33	50	48,494
5.20%, 08/01/33	5	4,946
5.40%, 07/15/34	15	14,928
Bath & Body Works, Inc.
6.75%, 07/01/36	10	9,962
6.88%, 11/01/35(d)	15	15,316
6.95%, 03/01/33	5	5,077
BCPE Flavor Debt Merger Sub LLC and BCPE Flavor Issuer, Inc., 9.50%, 07/01/32(b)	10	9,926
Costco Wholesale Corp., 1.75%, 04/20/32	25	21,363
Cougar JV Subsidiary LLC, 8.00%, 05/15/32(b)	10	10,479
Darden Restaurants, Inc., 6.30%, 10/10/33	10	10,476
Dick's Sporting Goods, Inc., 3.15%, 01/15/32	20	17,918
Dollar General Corp.
5.00%, 11/01/32	5	4,908
5.45%, 07/05/33	40	40,037
Dollar Tree, Inc., 2.65%, 12/01/31	5	4,411
Ferguson Enterprises, Inc., 5.00%, 10/03/34	15	14,530
FirstCash, Inc.
6.13%, 05/01/34(b)	15	14,823
6.88%, 03/01/32(b)	10	10,207
Gap, Inc. (The), 3.88%, 10/01/31(b)	12	11,017
Genuine Parts Co.
2.75%, 02/01/32	25	21,712
6.88%, 11/01/33	10	10,685
Global Auto Holdings Ltd./AAG FH U.K. Ltd., 8.75%, 01/15/32(b)	10	9,810
Home Depot, Inc. (The)
3.25%, 04/15/32	45	41,360
4.50%, 09/15/32	40	39,131
4.65%, 09/15/35	20	19,084
4.95%, 06/25/34	40	39,354
Lowe's Companies, Inc.
3.75%, 04/01/32	45	41,895
5.00%, 04/15/33	40	39,429
5.15%, 07/01/33	10	9,921
Lowe's Cos, Inc.
4.50%, 10/15/32	25	24,047
4.85%, 10/15/35	30	28,592
Macy's Retail Holdings LLC
6.13%, 03/15/32(b)	10	10,011
6.70%, 07/15/34(b)	10	9,716
7.38%, 08/01/33(b)	10	10,406
McDonald's Corp.
4.60%, 09/09/32(d)	55	54,090
4.95%, 03/03/35	35	34,068
5.00%, 02/13/36	25	24,334
Michaels Companies, Inc. (The)
8.50%, 03/15/33(b)	50	49,519
11.00%, 03/15/34(b)(d)	15	14,554
Murphy Oil USA, Inc., 5.88%, 06/01/34(b)	25	24,796
O'Reilly Automotive, Inc.
4.70%, 06/15/32	50	48,875
5.00%, 08/19/34	10	9,692
5.10%, 03/12/36	25	24,096
PetSmart LLC/PetSmart Finance Corp., 10.00%, 09/15/33(b)	50	49,914
Security	Par (000)	Value
Retail (continued)
QXO Building Products, Inc.
6.75%, 04/30/32(b)	$40	$40,971
6.88%, 07/15/34(b)	35	35,395
Sally Holdings LLC/Sally Capital, Inc., 6.75%, 04/01/32	10	10,237
Sonic Automotive, Inc., 4.88%, 11/15/31(b)	7	6,685
Starbucks Corp., 5.00%, 02/15/34	23	22,625
Suburban Propane Partners LP/Suburban Energy Finance Corp., 6.50%, 12/15/35(b)	25	24,203
Target Corp.
4.40%, 01/15/33	25	24,260
4.50%, 09/15/32(d)	25	24,576
4.50%, 09/15/34	20	19,053
5.00%, 04/15/35(d)	20	19,601
6.35%, 11/01/32	10	10,713
Tractor Supply Co., 5.25%, 05/15/33(d)	25	24,851
Walmart, Inc.
4.10%, 04/15/33	25	23,936
4.15%, 09/09/32	25	24,218
4.45%, 04/30/33	25	24,362
4.75%, 04/30/36	25	24,245
4.90%, 04/28/35	30	29,592
Yum! Brands, Inc.
4.63%, 01/31/32	23	21,906
5.38%, 04/01/32	22	21,758
		1,456,030
Semiconductors — 0.5%
Advanced Micro Devices, Inc.
3.92%, 06/01/32	15	14,083
5.25%, 08/17/33	25	24,722
5.50%, 08/17/36(d)	25	24,547
Amkor Technology, Inc., 5.88%, 10/01/33(b)	10	9,839
Analog Devices, Inc.
2.10%, 10/01/31	25	21,778
5.05%, 04/01/34	10	9,875
Applied Materials, Inc., 4.60%, 01/15/36	10	9,428
Broadcom, Inc.
2.60%, 02/15/33	50	41,947
3.14%, 11/15/35	85	68,413
3.42%, 04/15/33	70	61,401
3.47%, 04/15/34	55	47,200
4.15%, 04/15/32	25	23,392
4.30%, 11/15/32	45	42,145
4.55%, 02/15/32	15	14,364
4.60%, 01/15/33	25	23,714
4.80%, 10/15/34	35	32,733
4.80%, 02/15/36	50	45,891
4.90%, 07/15/32	25	24,247
4.95%, 01/15/36	25	23,271
5.15%, 11/15/31	10	9,909
5.20%, 07/15/35	50	47,638
Foundry JV Holdco LLC
5.88%, 01/25/34(b)	5	4,957
5.90%, 01/25/33(b)	10	10,164
6.25%, 01/25/35(b)	15	15,458
Intel Corp.
4.00%, 12/15/32	20	18,556
4.15%, 08/05/32	30	28,190
5.00%, 08/15/33	50	48,577
5.20%, 02/10/33	70	69,222
5.30%, 05/15/36	50	48,234
Schedule of Investments
28

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Semiconductors (continued)
KLA Corp., 4.65%, 07/15/32	$20	$19,567
Marvell Technology, Inc.
5.30%, 04/15/36	25	24,108
5.45%, 07/15/35	10	9,834
Micron Technology, Inc., 2.70%, 04/15/32	45	39,695
NVIDIA Corp.
4.75%, 06/15/33	50	48,451
4.95%, 06/15/36(d)	75	71,370
NXP BV/NXP Funding LLC/NXP USA, Inc.
2.65%, 02/15/32	25	21,804
5.00%, 01/15/33	27	26,382
5.25%, 08/19/35	10	9,708
QUALCOMM, Inc.
1.65%, 05/20/32	25	20,876
4.25%, 05/20/32	5	4,833
4.65%, 05/20/35	25	23,870
4.75%, 05/20/32	5	4,930
5.00%, 05/20/35	15	14,569
5.40%, 05/20/33	5	5,084
Skyworks Solutions, Inc., 6.25%, 08/10/36	25	24,482
Texas Instruments, Inc.
3.65%, 08/16/32	5	4,670
4.85%, 02/08/34	25	24,562
4.90%, 03/14/33	20	19,851
5.10%, 05/23/35	35	34,379
		1,316,920
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc., 5.75%, 01/15/35	15	15,154
Software — 0.6%
Adobe, Inc.
4.95%, 04/04/34(d)	5	4,883
5.30%, 01/17/35(d)	25	24,847
AthenaHealth Group, Inc., 7.50%, 02/15/32(b)	10	10,313
Atlassian Corp., 5.50%, 05/15/34	10	9,830
Autodesk, Inc.
2.40%, 12/15/31	30	26,088
5.30%, 06/15/35	10	9,792
Cadence Design Systems, Inc., 4.70%, 09/10/34	15	14,397
Cloud Software Group LLC
6.63%, 08/15/33(b)	15	13,599
8.25%, 06/30/32(b)	35	34,310
Constellation Software, Inc./Canada, 5.46%, 02/16/34(b)	10	9,692
CoreWeave, Inc.
9.63%, 07/15/32(b)	25	22,108
9.75%, 10/01/31(b)	55	49,162
Fair Isaac Corp.
6.00%, 05/15/33(b)	40	39,329
6.25%, 09/15/34(b)	25	24,479
Fidelity National Information Services, Inc., 5.10%, 07/15/32	30	29,551
Fiserv, Inc.
5.15%, 08/12/34	25	23,767
5.25%, 08/11/35	20	19,056
5.45%, 03/15/34	40	38,892
5.60%, 03/02/33	25	24,816
5.63%, 08/21/33	5	4,952
Intuit, Inc., 5.20%, 09/15/33	35	34,554
MSCI, Inc.
3.25%, 08/15/33(b)	15	13,000
Security	Par (000)	Value
Software (continued)
3.63%, 11/01/31(b)	$30	$27,302
5.15%, 03/15/36	25	23,718
5.25%, 09/01/35	15	14,384
OAK-Eagle Acquireco, Inc.
7.25%, 07/01/33(b)	55	57,208
8.75%, 07/01/34(b)	50	53,095
Open Text Holdings, Inc., 4.13%, 12/01/31(b)	10	8,940
Oracle Corp.
3.90%, 05/15/35	25	20,418
4.30%, 07/08/34	25	21,591
4.70%, 09/27/34	55	48,483
4.80%, 09/26/32	40	36,988
4.90%, 02/06/33	60	55,222
5.20%, 09/26/35	105	94,141
5.25%, 02/03/32	5	4,799
5.35%, 05/04/33	75	70,627
5.50%, 08/03/35	45	41,269
5.70%, 02/04/36	60	55,477
6.25%, 11/09/32	40	39,874
Paychex, Inc.
5.35%, 04/15/32	35	34,990
5.60%, 04/15/35(d)	25	24,823
Roper Technologies, Inc.
4.90%, 10/15/34	25	23,750
5.10%, 09/15/35	10	9,525
Salesforce, Inc.
4.90%, 09/15/31	50	49,363
5.20%, 03/15/33	50	49,423
5.55%, 03/15/36	100	98,209
ServiceNow, Inc., 5.40%, 05/15/36	25	24,528
SS&C Technologies, Inc., 6.50%, 06/01/32(b)	15	15,200
Synopsys, Inc.
5.00%, 04/01/32	30	29,627
5.15%, 04/01/35	50	48,554
Take-Two Interactive Software, Inc., 4.00%, 04/14/32	25	23,454
Workday, Inc., 3.80%, 04/01/32	30	27,902
		1,614,301
Telecommunications — 0.9%
Altice France Lux 3/Altice Holdings 1, 10.00%, 01/15/33(b)	25	24,349
Altice France SA
6.50%, 04/15/32(b)	10	9,634
6.88%, 07/15/32(b)	49	48,483
America Movil SAB de CV
5.00%, 01/20/33	205	200,691
6.38%, 03/01/35	10	10,585
AT&T, Inc.
2.25%, 02/01/32	20	17,216
2.55%, 12/01/33	85	70,164
4.50%, 05/15/35	55	50,531
4.55%, 11/01/32	25	24,009
4.75%, 04/30/33	25	24,044
4.90%, 11/01/35	25	23,594
5.13%, 04/30/36	25	23,816
5.38%, 08/15/35	30	29,336
5.40%, 02/15/34	70	69,529
Bell Telephone Co. of Canada or Bell Canada
5.10%, 05/11/33	15	14,706
5.20%, 02/15/34	20	19,582
7.00%, 09/15/55, (5-year CMT + 2.36%)(a)	25	25,253
29
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
British Telecommunications Ltd., 4.88%, 11/23/81, (5-year CMT + 3.49%)(a)(b)	$10	$9,575
Cisco Systems, Inc.
4.95%, 02/24/32	25	24,945
5.05%, 02/26/34	90	88,961
5.10%, 02/24/35	25	24,642
Deutsche Telekom International Finance BV, 9.25%, 06/01/32	25	30,012
Empresa Nacional de Telecomunicaciones SA, 3.05%, 09/14/32(c)	150	131,693
Fibercop SpA
Series 2033, 6.38%, 11/15/33(b)	15	14,870
Series 2034, 6.00%, 09/30/34(b)	10	9,581
Iliad Holding SAS, 7.00%, 04/15/32(b)	15	15,156
Level 3 Financing, Inc.
6.88%, 06/30/33(b)	40	40,646
7.00%, 03/31/34(b)	45	46,031
8.50%, 01/15/36(b)	35	36,573
Motorola Solutions, Inc.
5.20%, 08/15/32	10	9,956
5.40%, 04/15/34	30	29,709
5.55%, 08/15/35	25	24,896
QTS Fayetteville I Dc1-2 LLC/QTS TRS Fayetteville I DC1-2 LLC, 5.70%, 04/15/36(b)	75	67,907
Rogers Communications, Inc.
3.80%, 03/15/32	60	55,134
5.30%, 02/15/34	20	19,379
7.13%, 04/15/55, (5-year CMT + 2.62%)(a)	20	20,120
Sprint Capital Corp., 8.75%, 03/15/32	39	45,214
Telecom Argentina SA, 9.25%, 05/28/33(c)	40	42,716
Telecom Italia Capital SA
6.00%, 09/30/34	10	10,172
6.38%, 11/15/33	10	10,394
TELUS Corp.
3.40%, 05/13/32	15	13,468
7.00%, 10/15/55, (5-year CMT + 2.71%)(a)	15	14,902
Series ., 6.38%, 06/09/56, (5-year CMT + 2.69%)(a)	15	14,735
T-Mobile USA, Inc.
2.25%, 11/15/31	25	21,669
2.70%, 03/15/32	20	17,563
4.63%, 01/15/33	25	23,988
4.95%, 11/15/35	25	23,757
5.00%, 02/15/36	25	23,770
5.05%, 07/15/33	50	48,957
5.13%, 05/15/32	5	4,972
5.15%, 04/15/34	45	44,062
5.20%, 01/15/33	25	24,821
5.30%, 05/15/35	50	48,929
5.75%, 01/15/34	30	30,421
6.70%, 12/15/33	15	16,071
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, 8.63%, 06/15/32(b)	30	30,819
Uniti Services LLC, 7.50%, 10/15/33(b)	15	15,487
Verizon Communications, Inc.
2.36%, 03/15/32	95	82,169
4.27%, 01/15/36	25	22,368
4.40%, 11/01/34	35	32,465
4.50%, 08/10/33	30	28,472
4.78%, 02/15/35	60	56,648
5.00%, 01/15/36	50	47,448
Security	Par (000)	Value
Telecommunications (continued)
5.05%, 05/09/33	$30	$29,641
5.25%, 04/02/35	45	43,887
5.85%, 09/15/35	5	5,078
6.05%, 05/14/58, (5-year CMT + 1.81%)(a)	25	24,433
6.20%, 05/14/56, (5-year CMT + 2.04%)(a)	50	48,152
6.40%, 09/15/33	10	10,552
6.60%, 02/15/59, (5-year CMT + 2.05%)(a)	25	25,011
6.75%, 02/15/57, (5-year CMT + 2.30%)(a)	25	24,944
Vmed O2 U.K. Financing I PLC, 7.75%, 04/15/32(b)	20	17,301
Vodafone Group PLC
5.35%, 06/18/36	25	24,246
6.25%, 11/30/32	25	26,159
Windstream Services LLC/Windstream Escrow Finance Corp., 8.25%, 10/01/31(b)	40	41,798
		2,502,967
Toys, Games & Hobbies — 0.0%
Hasbro, Inc., 6.05%, 05/14/34	10	10,282
Transportation — 0.3%
AP Moller - Maersk A/S, 5.88%, 09/14/33(b)	15	15,381
Canadian National Railway Co.
3.85%, 08/05/32	15	14,114
4.38%, 09/18/34	15	14,232
4.95%, 05/12/36	25	24,311
5.85%, 11/01/33	5	5,248
6.25%, 08/01/34	15	16,028
Canadian Pacific Railway Co.
2.45%, 12/02/31	45	39,575
5.20%, 03/30/35	15	14,877
7.13%, 10/15/31	10	10,882
CSX Corp.
4.10%, 11/15/32	40	38,122
5.05%, 06/15/35	10	9,808
Federal Express Corp. Pass-Through Trusts, Series 2020-1, Class AA, 1.88%, 08/20/35	14	11,511
FedEx Corp., 4.90%, 01/15/34	24	23,368
GB AIT Buyer, Inc., 8.75%, 04/30/34(b)	10	10,185
Genesee & Wyoming, Inc., 6.25%, 04/15/32(b)	10	10,094
GXO Logistics, Inc., 6.50%, 05/06/34	10	10,326
MTR Corp. CI Ltd., 5.63%, (5-year CMT + 1.46%)(a)(c)(f)	200	202,420
Norfolk Southern Corp.
3.00%, 03/15/32	20	18,096
4.45%, 03/01/33	20	19,292
5.10%, 05/01/35	10	9,845
Ryder System, Inc., 6.60%, 12/01/33	10	10,700
Stonepeak Nile Parent LLC, 7.25%, 03/15/32(b)	10	10,293
Union Pacific Corp.
2.80%, 02/14/32	55	49,387
4.50%, 01/20/33	15	14,643
5.10%, 02/20/35	25	24,860
United Parcel Service, Inc.
4.88%, 03/03/33(d)	15	14,959
5.15%, 05/22/34	25	25,055
5.25%, 05/14/35(d)	25	25,034
Walmart, Inc., 1.80%, 09/22/31	55	47,952
Watco Companies LLC/Watco Finance Corp., 7.13%, 08/01/32(b)	15	15,467
XPO CNW, Inc., 6.70%, 05/01/34	5	5,211
XPO, Inc., 7.13%, 02/01/32(b)	10	10,324
		771,600
Schedule of Investments
30

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Trucking & Leasing — 0.1%
FTAI Aviation Investors LLC
5.88%, 04/15/33(b)(d)	$10	$9,858
7.00%, 06/15/32(b)	15	15,392
GATX Corp.
3.50%, 06/01/32	5	4,568
4.90%, 03/15/33	20	19,483
5.50%, 06/15/35	15	14,837
6.05%, 03/15/34	55	56,633
SMBC Aviation Capital Finance DAC
5.55%, 04/03/34(b)	20	19,803
5.70%, 07/25/33(b)	15	15,050
		155,624
Water — 0.0%
American Water Capital Corp.
4.45%, 06/01/32	20	19,402
5.15%, 03/01/34	5	4,952
5.25%, 03/01/35	25	24,746
Essential Utilities, Inc., 5.38%, 01/15/34	25	24,904
		74,004
Total Corporate Bonds & Notes — 23.8% (Cost: $66,456,669)		65,412,712
Foreign Government Obligations(j)
Angola — 0.1%
Angolan Government International Bonds, 9.88%, 10/15/35(c)	200	210,986
Argentina — 0.1%
Argentine Republic Government International Bonds, 4.75%, 07/09/35(i)	450	340,137
Province of Santa Fe, 8.10%, 12/11/34(c)	100	99,258
		439,395
Bahrain — 0.1%
Bahrain Government International Bonds, 7.75%, 04/18/35(c)	200	201,157
Bermuda — 0.0%
Bermuda Government International Bonds, 5.00%, 07/15/32(c)	10	9,835
Brazil — 0.1%
Brazilian Government International Bonds
6.63%, 03/15/35	200	202,164
8.25%, 01/20/34	100	112,428
		314,592
Canada — 0.3%
Export Development Canada, 4.75%, 06/05/34	25	25,079
Province of Alberta Canada, 4.50%, 01/24/34	85	83,223
Province of British Columbia Canada
4.20%, 07/06/33	50	48,174
4.80%, 06/11/35	65	64,220
Province of Manitoba Canada, 4.90%, 05/31/34	20	19,977
Province of Ontario Canada
1.80%, 10/14/31	15	13,067
2.13%, 01/21/32(d)	35	30,760
4.45%, 11/20/35	75	72,161
4.85%, 06/11/35	50	49,701
4.85%, 05/29/36	50	49,409
5.05%, 04/24/34	100	101,224
Security	Par (000)	Value
Canada (continued)
Province of Quebec Canada
4.25%, 09/05/34	$110	$105,300
4.63%, 08/28/35	50	48,722
4.63%, 06/03/36	50	48,471
		759,488
Chile — 0.1%
Chile Government International Bonds, 3.50%, 01/31/34	200	178,396
Colombia — 0.1%
Colombia Government International Bonds
3.25%, 04/22/32	200	171,848
6.50%, 01/21/33	200	199,684
		371,532
Dominican Republic — 0.0%
Dominican Republic International Bonds, 5.88%, 10/28/35(c)	150	145,880
Ecuador — 0.1%
Ecuador Government International Bonds
6.90%, 07/31/35(c)(i)	100	91,394
8.75%, 01/29/34(c)	200	199,662
		291,056
Egypt — 0.1%
Egypt Government International Bonds, 9.45%, 02/04/33(c)	200	220,717
El Salvador — 0.0%
El Salvador Government International Bonds, 8.25%, 04/10/32(c)	10	10,743
France — 0.0%
Caisse d'Amortissement de la Dette Sociale, 2.13%, 01/26/32(b)	30	26,153
Ghana — 0.0%
Ghana Government International Bonds, 5.00%, 07/03/35(c)(i)	30	27,975
Hungary — 0.1%
Hungary Government International Bonds, 2.13%, 09/22/31(c)	200	172,328
India — 0.1%
Export-Import Bank of India, 5.50%, 01/13/35(c)	200	198,914
Indonesia — 0.1%
Indonesia Government International Bonds, 8.50%, 10/12/35(c)	200	240,117
Perusahaan Penerbit SBSN Indonesia III, 4.70%, 06/06/32(c)	200	195,940
		436,057
Israel — 0.1%
Israel Government International Bonds, 5.63%, 02/19/35	200	201,860
Italy — 0.0%
Republic of Italy Government International Bonds, 5.38%, 06/15/33	30	30,566
Kenya — 0.1%
Republic of Kenya Government International Bonds, 9.50%, 03/05/36(c)	200	210,331
31
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Kuwait — 0.1%
Kuwait International Government Bonds, 4.65%, 10/09/35(c)	$200	$189,089
Lebanon — 0.0%
Lebanon Government International Bonds, 7.00%, 03/23/32(c)(g)(h)	16	4,582
Mexico — 0.2%
Mexico Government International Bonds
4.75%, 04/27/32	200	190,374
5.63%, 09/22/35	200	191,618
5.85%, 07/02/32	200	200,889
		582,881
Morocco — 0.1%
Morocco Government International Bonds, 6.50%, 09/08/33(c)	200	209,646
Nigeria — 0.1%
Nigeria Government International Bonds, 7.88%, 02/16/32(c)	200	210,054
Oman — 0.1%
Oman Sovereign Sukuk Co., 4.53%, 04/17/33(c)	200	193,634
Panama — 0.1%
Panama Government International Bonds
2.25%, 09/29/32	200	165,893
5.23%, 02/23/34	200	194,220
		360,113
Peru — 0.1%
Peruvian Government International Bonds
1.86%, 12/01/32	10	8,204
3.00%, 01/15/34	200	170,074
		178,278
Philippines — 0.1%
Philippines Government International Bonds
5.25%, 05/14/34	200	197,959
6.38%, 01/15/32	100	106,203
		304,162
Poland — 0.1%
Bank Gospodarstwa Krajowego, 5.38%, 05/22/33(c)	200	199,381
Republic of Poland Government International Bonds
4.88%, 10/04/33	50	48,833
5.38%, 04/14/36	50	49,213
5.75%, 11/16/32	21	21,649
		319,076
Qatar — 0.1%
Qatar Government International Bonds, 4.88%, 02/27/35(c)	200	198,453
Romania — 0.1%
Romanian Government International Bonds
3.63%, 03/27/32(c)	42	37,341
5.75%, 03/24/35(c)	50	47,526
5.75%, 07/04/36(c)	100	93,932
6.38%, 01/30/34(c)	70	69,639
		248,438
Saudi Arabia — 0.2%
KSA Ijarah Sukuk Ltd., 4.88%, 09/09/35(c)	200	193,463
Security	Par (000)	Value
Saudi Arabia (continued)
Saudi Government International Bonds
5.00%, 01/16/34(c)	$200	$196,668
5.50%, 10/25/32(c)	200	203,277
		593,408
South Korea — 0.1%
Export-Import Bank of Korea, 5.13%, 01/11/33	200	202,786
Sri Lanka — 0.0%
Sri Lanka Government International Bonds, 3.60%, 03/15/33(c)(i)	40	38,329
Supranational — 0.8%
African Development Bank
4.13%, 01/22/36	25	23,781
4.50%, 06/12/35	20	19,644
5.75% , (5-year CMT + 1.58%)(a)(f)	10	9,761
Asian Development Bank
3.13%, 04/27/32	35	32,501
3.88%, 09/28/32	20	19,249
3.88%, 06/14/33	10	9,567
4.00%, 01/12/33	95	91,870
4.13%, 01/12/34	45	43,508
4.25%, 01/14/36	50	48,159
4.38%, 03/22/35	50	48,840
4.63%, 08/26/36	50	49,426
Asian Infrastructure Investment Bank (The)
4.13%, 01/14/36	25	23,838
4.25%, 03/13/34	80	77,908
4.50%, 05/21/35	30	29,534
European Bank for Reconstruction & Development, 4.25%, 03/13/34	50	48,622
European Investment Bank
3.75%, 02/14/33	104	99,121
4.13%, 02/13/34	185	178,830
4.25%, 08/16/32	35	34,386
4.25%, 02/08/36	75	72,189
4.38%, 10/10/31	30	29,794
4.38%, 11/25/31	30	29,779
4.63%, 02/12/35	75	74,596
4.88%, 02/15/36	25	25,241
Inter-American Development Bank
3.50%, 04/12/33	45	42,142
3.63%, 09/17/31	50	47,981
4.13%, 01/23/36	60	57,114
4.38%, 07/17/34	30	29,382
4.38%, 07/16/35	75	73,021
4.50%, 09/13/33	30	29,743
International Bank for Reconstruction & Development
1.63%, 11/03/31	135	117,024
2.50%, 03/29/32	115	103,388
3.88%, 08/28/34	95	89,849
4.00%, 05/06/32	20	19,426
4.38%, 08/27/35	105	102,261
4.50%, 08/25/33	65	64,421
4.50%, 05/20/36	70	68,550
4.63%, 01/15/32	65	65,197
4.75%, 11/14/33	110	110,672
Schedule of Investments
32

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Supranational (continued)
International Development Association
3.88%, 09/17/32(b)	$10	$9,610
4.50%, 02/12/35(b)	40	39,331
		2,189,256
Turkey — 0.2%
Turkiye Government International Bonds
6.50%, 01/03/35	200	193,148
7.13%, 07/17/32	200	202,795
9.38%, 01/19/33	200	225,492
		621,435
Ukraine — 0.1%
Ukraine Government International Bonds
3.00%, 02/01/34(c)(i)	60	33,283
3.00%, 02/01/35(c)(i)	50	28,787
3.00%, 02/01/36(c)(i)	50	28,691
5.50%, 02/01/32(c)(i)	50	41,103
6.00%, 02/01/34(c)(i)	74	50,836
6.00%, 02/01/35(c)(i)	60	40,449
		223,149
United Arab Emirates — 0.2%
Abu Dhabi Government International Bonds, 5.00%, 04/30/34(c)	200	199,462
Sharjah Sukuk Program Ltd., 6.09%, 03/19/34(c)	200	206,661
UAE International Government Bonds, 4.86%, 07/02/34(c)	200	197,939
		604,062
Uruguay — 0.0%
Uruguay Government International Bonds, 5.75%, 10/28/34	50	51,306
Zambia — 0.0%
Zambia Government International Bonds, 7.50%, 06/30/33(c)(i)	32	31,664
Total Foreign Government Obligations — 4.4% (Cost: $11,988,503)		12,011,762
Municipal Debt Obligations
California — 0.1%
State of California, GO
4.35%, 11/01/32	150	145,632
5.75%, 10/01/31	50	52,190
6.00%, 03/01/33	15	15,792
		213,614
Illinois — 0.0%
State of Illinois, GO, 5.10%, 06/01/33	100	99,523
Total Municipal Debt Obligations — 0.1% (Cost: $315,649)		313,137
U.S. Government & Agency Obligations
Mortgage-Backed Securities — 48.1%
Federal Home Loan Mortgage Corp.
2.50%, 01/01/33	4	3,825
3.00%, 03/01/46	84	74,064
3.00%, 07/01/46	5	4,653
3.00%, 08/01/46	38	33,686
3.00%, 09/01/46	26	23,526
3.00%, 10/01/46	14	12,306
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.00%, 12/01/46	$134	$117,659
3.00%, 01/01/47	22	19,372
3.00%, 02/01/47	73	64,122
3.00%, 06/01/47	65	56,409
3.00%, 08/01/47	9	7,642
3.00%, 09/01/47	17	15,460
3.00%, 10/01/47	15	13,139
3.50%, 06/01/34	4	3,641
3.50%, 03/01/38	33	31,595
3.50%, 10/01/42	29	27,198
3.50%, 10/01/44	13	11,570
3.50%, 03/01/46	66	60,841
3.50%, 12/01/46	9	7,742
3.50%, 01/01/47	14	12,315
3.50%, 04/01/47	21	18,967
3.50%, 07/01/47	20	17,652
3.50%, 08/01/47	3	2,858
3.50%, 09/01/47	48	43,549
3.50%, 12/01/47	3	2,338
3.50%, 02/01/48	47	42,766
3.50%, 03/01/48	21	18,404
3.50%, 05/01/48	12	11,291
3.50%, 04/01/49	33	30,066
3.50%, 05/01/49	8	7,389
3.50%, 06/01/49	11	10,117
4.00%, 09/01/45	8	7,432
4.00%, 02/01/46	68	63,914
4.00%, 10/01/46	4	3,603
4.00%, 10/01/47	2	1,613
4.00%, 01/01/48	14	12,663
4.00%, 02/01/48	7	6,115
4.00%, 06/01/48	16	14,735
4.00%, 12/01/48	9	8,382
4.00%, 01/01/49	3	2,451
4.50%, 10/01/48	16	15,135
4.50%, 01/01/49	7	7,028
5.00%, 12/01/41	119	118,384
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.45%, 04/25/32	400	353,714
Series K-1512, Class A2, 2.99%, 05/25/31	70	64,932
Federal National Mortgage Association
3.00%, 02/01/47	19	16,817
3.50%, 11/01/51	208	190,293
4.00%, 02/01/47	18	16,713
4.00%, 02/01/57	16	15,001
Series 2018-M12, Class A2, 3.78%, 08/25/30(a)	250	241,438
Series 2021-M17, Class A2, 1.71%, 07/25/31(a)	250	218,849
Government National Mortgage Association
2.00%, 08/20/50	123	99,005
2.00%, 12/20/50	342	274,535
2.00%, 01/20/51	499	400,696
2.00%, 02/20/51	733	589,009
2.00%, 10/20/51	370	296,581
2.00%, 12/20/51	888	712,930
2.00%, 02/20/52	2,095	1,680,933
2.00%, 04/20/52	404	324,015
2.00%, 09/21/56(k)	50	40,069
2.50%, 12/20/46	28	23,555
2.50%, 01/20/47	13	11,215
2.50%, 08/20/50	105	87,349
33
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
2.50%, 09/20/50	$165	$138,285
2.50%, 01/20/51	154	129,318
2.50%, 04/20/51	546	456,411
2.50%, 05/20/51	237	198,263
2.50%, 07/20/51	689	576,248
2.50%, 08/20/51	709	593,288
2.50%, 11/20/51	739	618,550
2.50%, 12/20/51	236	197,359
2.50%, 02/20/52	513	428,902
2.50%, 03/20/52	1,093	914,528
2.50%, 09/21/56(k)	400	334,282
3.00%, 03/20/45	24	21,021
3.00%, 05/20/45	52	46,585
3.00%, 07/20/45	45	39,970
3.00%, 10/20/45	5	4,339
3.00%, 11/20/45	157	139,448
3.00%, 12/20/45	14	12,693
3.00%, 01/20/46	7	6,636
3.00%, 02/20/46	17	15,249
3.00%, 03/20/46	41	36,409
3.00%, 05/20/46	21	18,168
3.00%, 06/20/46	15	12,933
3.00%, 07/20/46	12	10,955
3.00%, 08/20/46	67	59,143
3.00%, 09/20/46	40	35,066
3.00%, 11/20/46	169	149,525
3.00%, 12/20/46	61	54,122
3.00%, 02/20/47	13	11,829
3.00%, 06/20/47	19	17,173
3.00%, 11/20/47	79	69,972
3.00%, 02/20/48	13	11,696
3.00%, 04/20/49	253	222,782
3.00%, 09/20/49	11	9,348
3.00%, 01/20/50	78	67,644
3.00%, 02/20/50	83	72,323
3.00%, 07/20/50	35	30,756
3.00%, 08/20/50	48	41,396
3.00%, 06/20/51	34	29,750
3.00%, 10/20/51	7	6,302
3.00%, 11/20/51	237	206,427
3.00%, 02/20/52	20	17,348
3.00%, 03/20/52	384	334,167
3.00%, 06/20/52	932	811,347
3.00%, 09/20/52	233	203,290
3.00%, 09/21/56(k)	450	391,021
3.50%, 09/20/42	150	138,248
3.50%, 10/20/42	6	5,782
3.50%, 12/20/42	62	57,514
3.50%, 04/20/43	45	41,420
3.50%, 06/20/45	8	7,701
3.50%, 11/20/45	29	26,746
3.50%, 12/20/45	3	2,585
3.50%, 03/20/46	33	29,732
3.50%, 04/20/46	15	13,855
3.50%, 06/20/46	54	48,574
3.50%, 12/20/46	14	12,619
3.50%, 01/20/47	4	3,353
3.50%, 02/20/47	9	8,357
3.50%, 03/20/47	4	3,758
3.50%, 09/20/47	13	11,598
3.50%, 11/20/47	20	18,445
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.50%, 02/20/48	$12	$10,735
3.50%, 04/20/48	39	35,297
3.50%, 05/20/48	29	26,443
3.50%, 08/20/48	25	22,806
3.50%, 09/20/48	3	2,428
3.50%, 01/20/49	11	10,040
3.50%, 03/20/49	136	123,189
3.50%, 09/20/49	29	25,791
3.50%, 12/20/49	16	14,353
3.50%, 03/20/50	510	458,235
3.50%, 05/20/50	35	31,189
3.50%, 02/20/52	510	455,881
3.50%, 09/21/56(k)	1,444	1,261,987
4.00%, 04/20/47	55	51,145
4.00%, 06/20/47	37	34,193
4.00%, 07/20/47	97	90,317
4.00%, 11/20/47	20	18,222
4.00%, 03/20/48	25	23,541
4.00%, 04/20/48	12	10,974
4.00%, 05/15/48	5	4,526
4.00%, 05/20/48	30	28,197
4.00%, 08/20/48	33	30,312
4.00%, 09/20/48	13	12,195
4.00%, 11/20/48	73	67,163
4.00%, 01/20/50	171	158,145
4.00%, 02/20/50	44	40,758
4.00%, 12/20/52	77	70,838
4.00%, 09/21/56(k)	1,425	1,286,355
4.50%, 07/20/41	33	32,131
4.50%, 10/20/46	30	28,497
4.50%, 06/20/47	3	3,123
4.50%, 04/20/48	8	7,348
4.50%, 06/20/48	4	3,570
4.50%, 08/20/48	30	28,484
4.50%, 10/20/48	57	54,517
4.50%, 12/20/48	11	10,294
4.50%, 03/20/49	107	102,252
4.50%, 06/20/49	52	49,295
4.50%, 07/20/49	14	12,963
4.50%, 08/20/49	3	3,001
4.50%, 07/20/52	493	468,494
4.50%, 08/20/52	123	117,151
4.50%, 10/20/54	439	413,674
4.50%, 11/20/54	504	475,014
4.50%, 09/21/56(k)	1,325	1,240,132
5.00%, 04/20/48	9	8,478
5.00%, 05/20/48	16	15,886
5.00%, 11/20/48	3	2,813
5.00%, 12/20/48	18	17,471
5.00%, 01/20/49	24	23,962
5.00%, 05/20/49	2	2,119
5.00%, 06/20/49	66	65,326
5.00%, 07/20/52	20	19,505
5.00%, 11/20/52	73	71,203
5.00%, 12/20/52	549	537,635
5.00%, 01/20/53	135	131,500
5.00%, 04/20/53	149	145,364
5.00%, 11/20/53	264	257,713
5.00%, 09/20/54	135	131,265
5.00%, 10/20/54	132	128,405
5.00%, 11/20/54	545	531,004
Schedule of Investments
34

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
5.00%, 12/20/54	$613	$596,152
5.00%, 02/20/55	388	377,852
5.00%, 08/20/55	165	160,769
5.00%, 11/20/55	73	71,157
5.00%, 12/20/55	55	52,999
5.00%, 02/20/56	105	101,995
5.00%, 04/20/56	743	720,456
5.00%, 05/20/56	191	184,621
5.00%, 09/21/56(k)	1,000	968,156
5.50%, 12/20/52	79	78,994
5.50%, 01/20/53	238	238,913
5.50%, 03/20/53	155	155,456
5.50%, 04/20/53	111	111,540
5.50%, 05/20/53	75	75,257
5.50%, 06/20/53	17	16,978
5.50%, 07/20/53	105	104,846
5.50%, 09/20/53	571	572,125
5.50%, 04/20/54	209	209,081
5.50%, 06/20/54	31	30,675
5.50%, 09/20/54	24	23,920
5.50%, 10/20/54	342	340,916
5.50%, 12/20/54	61	60,927
5.50%, 06/20/55	56	55,629
5.50%, 07/20/55	241	239,352
5.50%, 10/20/55	91	90,651
5.50%, 01/20/56	487	484,046
5.50%, 02/20/56	258	256,373
5.50%, 09/21/56(k)	1,478	1,467,490
6.00%, 09/20/53	78	80,114
6.00%, 10/20/53	120	122,464
6.00%, 07/20/54	231	235,169
6.00%, 08/20/54	656	666,530
6.00%, 07/20/55	95	96,685
6.00%, 05/20/56	119	120,736
6.00%, 09/21/56(k)	625	633,665
6.50%, 10/20/53	13	13,809
6.50%, 06/20/54	41	42,081
6.50%, 07/20/54	297	307,204
6.50%, 01/20/55	507	524,008
6.50%, 03/20/55	52	53,179
6.50%, 08/20/55	33	33,861
6.50%, 03/20/56	346	357,339
6.50%, 04/20/56	197	203,102
Uniform Mortgage-Backed Securities
1.50%, 03/01/36	3	2,895
1.50%, 02/01/37	76	67,738
1.50%, 03/01/37	52	45,536
1.50%, 04/01/37	6	5,346
1.50%, 09/17/41(k)	300	265,263
1.50%, 11/01/50	151	113,472
1.50%, 01/01/51	347	260,024
1.50%, 07/01/51	113	84,472
1.50%, 11/01/51	149	111,610
2.00%, 12/01/35	22	19,823
2.00%, 02/01/36	116	104,673
2.00%, 03/01/36	13	11,547
2.00%, 05/01/36	84	75,971
2.00%, 08/01/36	13	11,883
2.00%, 09/01/36	66	59,563
2.00%, 11/01/36	15	13,174
2.00%, 01/01/37	14	12,887
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
2.00%, 02/01/37	$126	$114,137
2.00%, 04/01/37	41	37,635
2.00%, 07/01/38	87	78,581
2.00%, 09/17/41(k)	1,061	958,321
2.00%, 05/01/50	178	142,313
2.00%, 07/01/50	188	149,156
2.00%, 09/01/50	685	542,149
2.00%, 10/01/50	236	187,854
2.00%, 12/01/50	1,155	920,835
2.00%, 01/01/51	192	152,858
2.00%, 02/01/51	751	592,566
2.00%, 03/01/51	569	451,870
2.00%, 04/01/51	2,712	2,140,805
2.00%, 05/01/51	66	52,681
2.00%, 06/01/51	190	150,688
2.00%, 07/01/51	750	591,456
2.00%, 08/01/51	172	136,163
2.00%, 10/01/51	2,055	1,630,272
2.00%, 11/01/51	179	141,617
2.00%, 12/01/51	414	325,499
2.00%, 01/01/52	747	588,682
2.00%, 02/01/52	1,108	869,865
2.00%, 03/01/52	1,148	902,653
2.00%, 04/01/52	2,458	1,932,473
2.00%, 05/01/52	4,034	3,170,149
2.00%, 10/01/52	2,839	2,230,272
2.00%, 09/14/56(k)	3,250	2,534,378
2.50%, 04/01/32	12	11,295
2.50%, 07/01/35	17	15,588
2.50%, 10/01/35	37	34,310
2.50%, 05/01/36	22	20,686
2.50%, 07/01/36	58	53,763
2.50%, 09/17/41(k)	475	437,142
2.50%, 04/01/47	26	21,587
2.50%, 06/01/50	43	34,991
2.50%, 07/01/50	51	42,731
2.50%, 08/01/50	79	65,527
2.50%, 09/01/50	453	376,678
2.50%, 10/01/50	321	267,257
2.50%, 11/01/50	959	793,219
2.50%, 12/01/50	37	30,474
2.50%, 01/01/51	54	44,076
2.50%, 02/01/51	405	334,023
2.50%, 04/01/51	38	31,329
2.50%, 07/01/51	1,182	973,398
2.50%, 08/01/51	33	27,080
2.50%, 09/01/51	1,647	1,350,298
2.50%, 11/01/51	90	74,392
2.50%, 12/01/51	2,353	1,936,014
2.50%, 01/01/52	3,194	2,630,876
2.50%, 03/01/52	49	40,900
2.50%, 04/01/52	2,417	1,989,096
2.50%, 05/01/52	1,195	983,104
2.50%, 07/01/52	868	714,468
2.50%, 08/01/52	970	798,029
2.50%, 09/14/56(k)	850	693,216
3.00%, 03/01/30	7	7,195
3.00%, 01/01/31	10	9,405
3.00%, 02/01/31	3	2,672
3.00%, 02/01/32	3	3,171
3.00%, 06/01/32	3	3,052
35
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.00%, 11/01/32	$4	$3,975
3.00%, 12/01/32	3	2,973
3.00%, 01/01/33	3	3,037
3.00%, 02/01/33	4	3,639
3.00%, 09/01/34	29	27,957
3.00%, 12/01/34	27	25,961
3.00%, 04/01/35	163	153,623
3.00%, 09/17/41(k)	175	162,935
3.00%, 11/01/42	3	3,056
3.00%, 09/01/43	5	4,159
3.00%, 01/01/44	7	5,954
3.00%, 10/01/44	76	67,221
3.00%, 03/01/45	40	35,336
3.00%, 05/01/45	19	16,876
3.00%, 07/01/46	211	186,893
3.00%, 08/01/46	17	14,832
3.00%, 11/01/46	141	124,991
3.00%, 12/01/46	31	27,619
3.00%, 01/01/47	46	40,170
3.00%, 02/01/47	142	125,008
3.00%, 03/01/47	78	68,723
3.00%, 07/01/47	39	34,484
3.00%, 08/01/47	6	5,024
3.00%, 12/01/47	31	26,903
3.00%, 03/01/48	13	11,559
3.00%, 11/01/48	46	40,264
3.00%, 02/01/49	655	577,841
3.00%, 09/01/49	76	66,377
3.00%, 11/01/49	6	5,268
3.00%, 12/01/49	655	565,922
3.00%, 02/01/50	762	657,921
3.00%, 06/01/50	76	65,895
3.00%, 07/01/50	64	55,602
3.00%, 08/01/50	23	19,801
3.00%, 05/01/51	247	215,094
3.00%, 06/01/51	866	744,048
3.00%, 07/01/51	220	190,113
3.00%, 08/01/51	46	40,093
3.00%, 11/01/51	78	66,995
3.00%, 03/01/52	664	572,696
3.00%, 04/01/52	531	457,288
3.00%, 05/01/52	1,084	929,512
3.00%, 12/01/53	55	47,275
3.00%, 09/14/56(k)	2,575	2,194,058
3.50%, 03/01/33	4	4,078
3.50%, 04/01/33	6	5,611
3.50%, 05/01/33	4	3,834
3.50%, 02/01/34	11	10,754
3.50%, 07/01/34	1	938
3.50%, 08/01/34	4	4,190
3.50%, 09/17/41(k)	75	70,402
3.50%, 02/01/45	8	7,162
3.50%, 01/01/46	12	10,872
3.50%, 03/01/46	35	31,904
3.50%, 07/01/46	5	4,840
3.50%, 08/01/46	186	169,240
3.50%, 10/01/46	40	36,208
3.50%, 12/01/46	41	37,464
3.50%, 01/01/47	50	45,106
3.50%, 02/01/47	16	14,206
3.50%, 05/01/47	11	10,075
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.50%, 08/01/47	$9	$8,353
3.50%, 11/01/47	7	6,419
3.50%, 01/01/48	268	242,951
3.50%, 02/01/48	102	92,527
3.50%, 03/01/48	4	3,270
3.50%, 04/01/48	30	26,048
3.50%, 05/01/48	9	7,973
3.50%, 06/01/48	22	19,742
3.50%, 11/01/48	8	7,275
3.50%, 01/01/49	39	35,201
3.50%, 04/01/49	6	5,586
3.50%, 06/01/49	65	58,256
3.50%, 07/01/49	28	25,453
3.50%, 08/01/49	461	416,422
3.50%, 05/01/50	125	112,048
3.50%, 06/01/50	706	634,209
3.50%, 07/01/50	97	86,764
3.50%, 02/01/51	325	292,067
3.50%, 04/01/52	86	77,861
3.50%, 06/01/52	376	338,443
3.50%, 07/01/52	795	707,596
3.50%, 09/14/56(k)	2,275	2,016,841
4.00%, 07/01/32	0 (l)	74
4.00%, 05/01/33	3	2,460
4.00%, 06/01/33	3	2,495
4.00%, 07/01/33	2	1,648
4.00%, 12/01/33	0 (l)	35
4.00%, 08/01/37	3	2,805
4.00%, 09/01/37	5	4,386
4.00%, 11/01/37	5	5,258
4.00%, 02/01/38	2	2,334
4.00%, 06/01/38	3	3,239
4.00%, 11/01/38	1	1,215
4.00%, 09/15/39(k)	344	328,986
4.00%, 12/01/39	43	41,262
4.00%, 01/01/45	30	28,214
4.00%, 03/01/45	5	4,677
4.00%, 06/01/45	12	11,747
4.00%, 06/01/46	53	50,304
4.00%, 07/01/46	116	108,171
4.00%, 10/01/46	6	5,270
4.00%, 02/01/47	4	3,321
4.00%, 08/01/47	2	2,183
4.00%, 09/01/47	25	23,689
4.00%, 10/01/47	36	33,811
4.00%, 01/01/48	33	30,636
4.00%, 09/01/48	145	134,665
4.00%, 10/01/48	14	12,651
4.00%, 11/01/48	17	16,227
4.00%, 12/01/48	9	8,314
4.00%, 01/01/49	362	336,466
4.00%, 02/01/49	4	4,031
4.00%, 03/01/49	21	18,604
4.00%, 04/01/49	30	27,982
4.00%, 05/01/49	19	17,190
4.00%, 06/01/49	41	38,362
4.00%, 07/01/49	95	87,457
4.00%, 12/01/49	13	12,442
4.00%, 02/01/50	3	2,899
4.00%, 04/01/50	151	139,442
4.00%, 05/01/50	16	14,359
Schedule of Investments
36

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.00%, 03/01/51	$150	$139,400
4.00%, 04/01/52	55	50,245
4.00%, 05/01/52	73	66,963
4.00%, 07/01/52	707	651,091
4.00%, 08/01/52	97	88,724
4.00%, 10/01/52	376	347,175
4.00%, 02/01/53	424	392,880
4.00%, 06/01/54	716	654,818
4.00%, 09/14/56(k)	2,221	2,026,315
4.50%, 02/01/41	34	33,257
4.50%, 03/01/41	34	33,594
4.50%, 01/01/44	69	66,804
4.50%, 02/01/46	11	10,660
4.50%, 04/01/47	5	4,815
4.50%, 10/01/47	11	10,945
4.50%, 03/01/48	7	7,092
4.50%, 06/01/48	7	6,343
4.50%, 07/01/48	1	1,382
4.50%, 08/01/48	18	17,684
4.50%, 10/01/48	23	21,878
4.50%, 11/01/48	29	28,038
4.50%, 12/01/48	39	36,418
4.50%, 01/01/49	14	13,245
4.50%, 02/01/49	40	38,325
4.50%, 04/01/49	53	51,247
4.50%, 05/01/49	19	17,596
4.50%, 09/01/50	148	141,552
4.50%, 06/01/52	164	155,770
4.50%, 08/01/52	88	83,849
4.50%, 09/01/52	449	425,621
4.50%, 10/01/52	218	206,630
4.50%, 11/01/52	136	129,255
4.50%, 12/01/52	643	610,362
4.50%, 08/01/53	127	119,654
4.50%, 11/01/53	189	178,732
4.50%, 09/14/56(k)	2,349	2,204,158
5.00%, 03/01/48	4	3,585
5.00%, 04/01/48	10	10,017
5.00%, 05/01/48	7	6,971
5.00%, 07/01/48	9	8,381
5.00%, 01/01/49	6	6,206
5.00%, 04/01/49	11	10,427
5.00%, 08/01/52	35	34,115
5.00%, 09/01/52	104	101,435
5.00%, 10/01/52	338	329,659
5.00%, 11/01/52	128	124,689
5.00%, 12/01/52	106	102,938
5.00%, 01/01/53	73	71,130
5.00%, 03/01/53	53	51,367
5.00%, 06/01/53	168	164,136
5.00%, 04/01/54	591	574,048
5.00%, 10/01/54	867	839,454
5.00%, 11/01/54	2,658	2,576,435
5.00%, 12/01/54	67	65,157
5.00%, 01/01/55	142	137,797
5.00%, 12/01/55	105	102,187
5.00%, 01/01/56	1,044	1,013,009
5.00%, 03/01/56	96	92,487
5.00%, 04/01/56	433	418,402
5.00%, 05/01/56	1,024	992,400
5.00%, 07/01/56	426	413,863
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
5.00%, 09/14/56(k)	$1,350	$1,302,145
5.50%, 01/01/47	8	7,901
5.50%, 09/01/52	50	50,150
5.50%, 11/01/52	75	75,577
5.50%, 12/01/52	208	208,618
5.50%, 01/01/53	221	222,402
5.50%, 02/01/53	246	246,746
5.50%, 03/01/53	352	351,779
5.50%, 04/01/53	563	563,779
5.50%, 05/01/53	399	397,843
5.50%, 06/01/53	37	36,993
5.50%, 08/01/53	176	175,370
5.50%, 03/01/54	644	640,157
5.50%, 05/01/54	253	252,040
5.50%, 06/01/54	186	184,988
5.50%, 08/01/54	588	585,218
5.50%, 09/01/54	46	46,116
5.50%, 10/01/54	535	531,864
5.50%, 11/01/54	619	617,299
5.50%, 01/01/55	529	529,147
5.50%, 03/01/55	915	916,415
5.50%, 05/01/55	413	409,913
5.50%, 09/01/55	1,540	1,533,994
5.50%, 10/01/55	51	50,716
5.50%, 11/01/55	81	80,925
5.50%, 01/01/56	76	76,012
5.50%, 02/01/56	110	109,443
5.50%, 03/01/56	213	211,551
5.50%, 06/01/56	1,025	1,019,854
5.50%, 08/01/56	85	84,771
5.50%, 09/14/56(k)	1,400	1,385,598
6.00%, 02/01/49	17	17,841
6.00%, 12/01/52	53	53,671
6.00%, 01/01/53	46	47,503
6.00%, 05/01/53	139	142,298
6.00%, 06/01/53	25	25,439
6.00%, 07/01/53	926	943,128
6.00%, 08/01/53	530	542,240
6.00%, 09/01/53	214	218,780
6.00%, 11/01/53	179	182,139
6.00%, 12/01/53	87	88,806
6.00%, 02/01/54	36	37,258
6.00%, 05/01/54	651	663,581
6.00%, 06/01/54	280	285,376
6.00%, 08/01/54	467	475,019
6.00%, 09/01/54	602	612,588
6.00%, 11/01/54	37	37,764
6.00%, 02/01/55	304	309,702
6.00%, 04/01/55	199	202,793
6.00%, 05/01/55	282	285,804
6.00%, 06/01/55	627	636,277
6.00%, 08/01/55	517	523,428
6.00%, 09/01/55	975	991,383
6.00%, 10/01/55	420	428,484
6.00%, 09/14/56(k)	1,256	1,269,650
6.50%, 10/01/53	27	27,594
6.50%, 11/01/53	236	244,981
6.50%, 12/01/53	250	259,684
6.50%, 01/01/54	147	152,176
6.50%, 02/01/54	188	195,723
6.50%, 03/01/54	948	984,805
37
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
6.50%, 04/01/54	$139	$144,804
6.50%, 05/01/54	84	86,993
6.50%, 08/01/54	165	170,817
6.50%, 09/01/54	70	72,771
6.50%, 01/01/55	143	148,329
6.50%, 04/01/55	555	573,376
6.50%, 07/01/55	60	62,433
6.50%, 09/14/56(k)	143	147,347
		132,156,175
U.S. Government Agency Obligations — 0.0%
Federal Home Loan Mortgage Corp., 6.25%, 07/15/32	50	54,232
U.S. Government Obligations — 21.3%
U.S. Treasury Notes
1.38%, 11/15/31	2,500	2,137,695
1.88%, 02/15/32	2,070	1,805,752
2.75%, 08/15/32	1,490	1,350,429
2.88%, 05/15/32	2,750	2,520,117
3.38%, 05/15/33	1,879	1,747,030
3.50%, 02/15/33	1,700	1,597,203
3.63%, 09/30/31	200	192,031
3.75%, 10/31/32	700	669,375
3.75%, 11/30/32	719	687,038
3.75%, 02/28/33	900	858,305
3.88%, 08/31/32	870	839,074
3.88%, 09/30/32	526	506,933
3.88%, 12/31/32	280	269,259
3.88%, 08/15/33	2,149	2,054,981
3.88%, 08/15/34	2,572	2,437,372
4.00%, 04/30/32	797	775,767
4.00%, 06/30/32	736	715,530
4.00%, 07/31/32	635	616,843
4.00%, 01/31/33	405	391,932
4.00%, 02/15/34	2,405	2,308,236
4.00%, 11/15/35	3,187	3,016,695
4.13%, 10/31/31	818	803,429
4.13%, 11/30/31	650	638,066
4.13%, 02/29/32	833	816,731
4.13%, 03/31/32	1,122	1,099,560
4.13%, 05/31/32	917	897,657
4.13%, 11/15/32	1,629	1,589,929
4.13%, 04/30/33	1,005	977,991
4.13%, 02/15/36	2,322	2,215,696
4.25%, 03/31/33	340	333,492
4.25%, 11/15/34	3,911	3,796,726
4.25%, 05/15/35	2,164	2,094,684
4.25%, 08/15/35	3,229	3,120,526
4.38%, 01/31/32	833	826,818
4.38%, 05/15/34	3,295	3,236,308
4.38%, 05/15/36	2,336	2,270,300
4.50%, 12/31/31	790	789,136
4.50%, 11/15/33	2,249	2,231,605
4.63%, 02/15/35	2,777	2,764,417
4.63%, 08/15/36	520	515,044
		58,515,712
Total U.S. Government & Agency Obligations — 69.4% (Cost: $199,117,578)		190,726,119
Total Long-Term Investments — 98.4% (Cost: $279,677,779)		270,254,271
Security	Shares	Value
Short-Term Securities
Money Market Funds — 10.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.84%(m)(n)	27,341,636	$27,349,839
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.65%(m)(n)(o)	1,873,518	1,873,518
Total Short-Term Securities — 10.6% (Cost: $29,219,097)		29,223,357
Total Investments Before TBA Sales Commitments — 109.0% (Cost: $308,896,876)		299,477,628
	Par (000)
TBA Sales Commitments(k)
Mortgage-Backed Securities — (0.0)%
Government National Mortgage Association, 5.00%, 09/21/56	$(75)	(72,612)
Total TBA Sales Commitments — (0.0)% (Proceeds: $(72,680))		(72,612)
Total Investments, Net of TBA Sales Commitments — 109.0% (Cost: $308,824,196)		299,405,016
Liabilities in Excess of Other Assets — (9.0)%		(24,705,467)
Net Assets — 100.0%		$274,699,549

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	All or a portion of this security is on loan.
(e)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(f)	Perpetual security with no stated maturity date.
(g)	Issuer filed for bankruptcy and/or is in default.
(h)	Non-income producing security.
(i)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(j)	U.S. dollar denominated security issued by foreign domiciled entity.
(k)	Represents or includes a TBA transaction.
(l)	Rounds to less than 1,000.
(m)	Affiliate of the Fund.
(n)	Annualized 7-day yield as of period end.
(o)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Schedule of Investments
38

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Core 5-10 Year USD Bond ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended August 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 02/28/26	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/26	Shares Held at 08/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$28,378,535	$—	$(1,023,237)(a)	$(953)	$(4,506)	$27,349,839	27,341,636	$542,290	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,943,712	—	(70,194)(a)	—	—	1,873,518	1,873,518	9,836 (b)	—
				$(953)	$(4,506)	$29,223,357		$552,126	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Collateralized Mortgage Obligations	$—	$1,790,541	$—	$1,790,541
Corporate Bonds & Notes	—	65,412,712	—	65,412,712
Foreign Government Obligations	—	12,011,762	—	12,011,762
Municipal Debt Obligations	—	313,137	—	313,137
U.S. Government & Agency Obligations	—	190,726,119	—	190,726,119
Short-Term Securities
Money Market Funds	29,223,357	—	—	29,223,357
Liabilities
Investments
TBA Sales Commitments	—	(72,612)	—	(72,612)
	$29,223,357	$270,181,659	$—	$299,405,016
See notes to financial statements.
39
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)
August 31, 2026
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Asset-Backed Securities
Citibank Credit Card Issuance Trust, 6.15%, 06/15/39	$100	$106,717
Total Asset-Backed Securities — 0.0% (Cost: $108,609)		106,717
Corporate Bonds & Notes
Advertising — 0.0%
Omnicom Group, Inc., 5.40%, 10/01/48	4	3,445
Aerospace & Defense — 1.1%
Airbus SE, 3.95%, 04/10/47(a)	40	30,852
BAE Systems Holdings, Inc., 4.75%, 10/07/44(a)	150	130,539
BAE Systems PLC
3.00%, 09/15/50(a)	50	31,498
5.80%, 10/11/41(a)	60	60,075
Boeing Co. (The)
3.38%, 06/15/46	50	33,949
3.50%, 03/01/39	40	31,742
3.55%, 03/01/38	40	32,532
3.63%, 03/01/48	35	24,148
3.65%, 03/01/47	30	21,259
3.75%, 02/01/50	145	100,832
3.83%, 03/01/59	20	13,131
3.85%, 11/01/48	35	24,843
3.90%, 05/01/49	95	67,911
3.95%, 08/01/59	95	63,860
5.71%, 05/01/40	290	285,168
5.81%, 05/01/50	510	480,899
5.88%, 02/15/40	50	49,531
5.93%, 05/01/60	330	308,558
6.63%, 02/15/38	40	42,558
6.86%, 05/01/54	245	262,243
6.88%, 03/15/39	50	54,433
7.01%, 05/01/64	140	150,903
Embraer Netherlands Finance BV, 5.40%, 01/09/38	100	96,079
General Dynamics Corp.
2.85%, 06/01/41	25	17,966
3.60%, 11/15/42	41	31,634
4.25%, 04/01/40	95	82,651
4.25%, 04/01/50	70	55,937
General Electric Co.
4.50%, 03/11/44	50	43,194
5.88%, 01/14/38	80	82,909
6.88%, 01/10/39	60	67,168
Honeywell Aerospace, Inc.
5.62%, 03/16/46	145	138,311
5.73%, 03/16/56	290	275,535
5.85%, 03/16/66	185	175,912
Howmet Aerospace, Inc., 5.95%, 02/01/37	85	88,099
L3Harris Technologies, Inc.
5.05%, 04/27/45	70	62,636
5.50%, 08/15/54	55	50,887
5.60%, 07/31/53	50	46,804
6.15%, 12/15/40	50	51,645
Lockheed Martin Corp.
2.80%, 06/15/50	125	75,222
3.80%, 03/01/45	115	88,090
4.07%, 12/15/42	165	135,098
4.09%, 09/15/52	147	110,461
4.15%, 06/15/53	115	87,182
Security	Par (000)	Value
Aerospace & Defense (continued)
4.30%, 06/15/62	$65	$48,498
4.70%, 05/15/46	147	126,318
5.20%, 02/15/55(b)	80	71,722
5.20%, 02/15/64	15	13,167
5.70%, 11/15/54	100	96,230
5.72%, 06/01/40	50	50,762
5.90%, 11/15/63	55	53,941
Series B, 6.15%, 09/01/36	50	53,035
Northrop Grumman Corp.
3.85%, 04/15/45	65	49,567
4.03%, 10/15/47	193	147,227
4.75%, 06/01/43	63	55,484
4.95%, 03/15/53	135	115,679
5.05%, 11/15/40	40	37,367
5.15%, 05/01/40	60	56,958
5.20%, 06/01/54	125	111,228
5.25%, 05/01/50	100	90,054
RTX Corp.
2.82%, 09/01/51	90	53,279
3.03%, 03/15/52	140	85,978
3.13%, 07/01/50	60	38,251
3.75%, 11/01/46	70	51,812
4.05%, 05/04/47	60	46,193
4.15%, 05/15/45	51	40,724
4.35%, 04/15/47	105	84,654
4.45%, 11/16/38	55	49,617
4.50%, 06/01/42	295	255,315
4.63%, 11/16/48	180	149,567
4.70%, 12/15/41	55	49,147
4.80%, 12/15/43	55	48,496
4.88%, 10/15/40	46	42,469
5.38%, 02/27/53	155	141,915
5.70%, 04/15/40	30	30,183
6.13%, 07/15/38	65	68,022
6.40%, 03/15/54	175	183,090
		6,760,833
Agriculture — 0.5%
Altria Group, Inc.
3.40%, 02/04/41	150	110,707
3.70%, 02/04/51	145	96,701
3.88%, 09/16/46	170	121,450
4.00%, 02/04/61	95	63,009
4.25%, 08/09/42	68	54,126
4.45%, 05/06/50	80	60,589
4.50%, 05/02/43	65	52,819
5.38%, 01/31/44	180	161,859
5.80%, 02/14/39	205	201,776
5.95%, 02/14/49	205	193,687
Archer-Daniels-Midland Co.
2.70%, 09/15/51	75	43,247
3.75%, 09/15/47	40	29,526
4.02%, 04/16/43	35	28,194
4.50%, 03/15/49	60	49,267
4.54%, 03/26/42	32	27,577
BAT Capital Corp.
4.39%, 08/15/37	245	217,726
4.54%, 08/15/47	192	151,892
4.76%, 09/06/49	105	84,390
5.28%, 04/02/50	55	47,319
5.65%, 03/16/52	75	67,892
6.25%, 08/15/55	60	58,639
Schedule of Investments
40

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Agriculture (continued)
7.08%, 08/02/43	$45	$48,496
7.08%, 08/02/53	115	124,525
Cargill, Inc.
3.13%, 05/25/51(a)	75	47,508
3.88%, 05/23/49(a)	40	29,906
4.38%, 04/22/52(a)	45	35,615
4.76%, 11/23/45(a)	50	42,982
5.38%, 10/23/55(a)	85	77,646
Philip Morris International, Inc.
3.88%, 08/21/42	74	58,371
4.13%, 03/04/43	75	60,703
4.25%, 11/10/44	125	101,327
4.38%, 11/15/41	67	56,711
4.50%, 03/20/42	55	47,001
4.88%, 11/15/43	70	61,607
6.38%, 05/16/38	100	106,151
Reynolds American, Inc.
5.85%, 08/15/45	225	213,341
6.15%, 09/15/43	60	59,241
7.25%, 06/15/37	61	67,615
		3,161,138
Airlines — 0.0%
American Airlines 2025-1 Class A Pass Through Trust, 4.90%, 11/11/39	25	23,748
American Airlines 2026-1 Class A Pass Through Trust, Series A, 5.25%, 05/10/40	40	38,936
United Airlines Pass-Through Trust, Series AA, 5.45%, 08/15/38	9	9,145
		71,829
Apparel — 0.1%
NIKE, Inc.
3.25%, 03/27/40	90	69,376
3.38%, 11/01/46	40	27,917
3.38%, 03/27/50	155	104,144
3.63%, 05/01/43	75	57,126
3.88%, 11/01/45	90	68,965
VF Corp., 6.45%, 11/01/37	30	27,788
		355,316
Auto Manufacturers — 0.2%
Cummins, Inc.
2.60%, 09/01/50	80	45,916
4.88%, 10/01/43	66	59,847
5.45%, 02/20/54	90	83,418
Ford Motor Co.
4.75%, 01/15/43	215	166,120
5.29%, 12/08/46	130	105,038
7.40%, 11/01/46	40	40,878
General Motors Co.
5.15%, 04/01/38	110	101,975
5.20%, 04/01/45	110	94,549
5.40%, 04/01/48	95	82,524
5.95%, 04/01/49(b)	85	79,127
6.25%, 10/02/43	148	144,425
6.75%, 04/01/46	70	71,728
		1,075,545
Auto Parts & Equipment — 0.0%
Aptiv Swiss Holdings Ltd.
3.10%, 12/01/51	100	58,838
4.15%, 05/01/52	110	78,323
Security	Par (000)	Value
Auto Parts & Equipment (continued)
Lear Corp.
3.55%, 01/15/52	$50	$32,079
5.25%, 05/15/49	65	55,956
		225,196
Banks — 3.5%
Bank of America Corp.
2.68%, 06/19/41, (1-day SOFR + 1.93%)(c)	479	335,056
2.83%, 10/24/51, (1-day SOFR + 1.88%)(c)	50	29,789
2.97%, 07/21/52, (1-day SOFR + 1.56%)(c)	195	119,891
3.31%, 04/22/42, (1-day SOFR + 1.58%)(c)	360	268,767
3.95%, 01/23/49, (3-mo. CME Term SOFR + 1.45%)(c)	125	93,586
4.08%, 04/23/40, (3-mo. CME Term SOFR + 1.58%)(c)	153	129,930
4.08%, 03/20/51, (3-mo. CME Term SOFR + 3.41%)(c)	495	374,200
4.24%, 04/24/38, (3-mo. CME Term SOFR + 2.08%)(c)	255	226,810
4.33%, 03/15/50, (3-mo. CME Term SOFR + 1.78%)(c)	266	209,523
4.44%, 01/20/48, (3-mo. CME Term SOFR + 2.25%)(c)	195	158,705
4.88%, 04/01/44	90	80,313
5.00%, 01/21/44	200	180,159
5.88%, 02/07/42	155	155,807
6.11%, 01/29/37	120	123,086
7.75%, 05/14/38	175	202,426
Series L, 4.75%, 04/21/45	65	56,120
Series N, 3.48%, 03/13/52, (1-day SOFR + 1.65%)(c)	115	77,665
Bank of America N.A., 6.00%, 10/15/36	85	87,212
Barclays PLC
3.33%, 11/24/42, (1-year CMT + 1.30%)(c)	200	144,100
3.81%, 03/10/42, (1-year CMT + 1.70%)(c)	10	7,654
4.95%, 01/10/47	185	157,871
5.25%, 08/17/45	200	181,158
5.86%, 08/11/46, (1-day SOFR + 1.83%)(c)	80	76,590
6.04%, 03/12/55, (1-day SOFR + 2.42%)(c)	40	39,462
BNP Paribas SA, 2.82%, 01/26/41(a)	50	34,441
BPCE SA, 6.35%, 01/13/47, (1-day SOFR + 2.11%)(a)(c)	250	233,778
Citigroup, Inc.
2.90%, 11/03/42, (1-day SOFR + 1.38%)(c)	105	73,381
3.88%, 01/24/39, (3-mo. CME Term SOFR + 1.43%)(c)	105	88,569
4.28%, 04/24/48, (3-mo. CME Term SOFR + 2.10%)(c)	10	7,959
4.65%, 07/30/45	112	94,725
4.65%, 07/23/48	70	58,287
4.75%, 05/18/46	200	164,581
5.30%, 05/06/44	100	90,459
5.32%, 03/26/41, (1-day SOFR + 4.55%)(c)	142	135,743
5.61%, 03/04/56, (1-day SOFR + 1.75%)(c)	185	173,046
5.88%, 01/30/42	100	99,829
6.68%, 09/13/43	105	111,458
8.13%, 07/15/39	186	225,687
Commonwealth Bank of Australia
3.31%, 03/11/41(a)	200	148,289
3.74%, 09/12/39(a)	200	159,198
3.90%, 07/12/47(a)	130	100,417
41
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Cooperatieve Rabobank UA
5.25%, 05/24/41	$115	$110,146
5.25%, 08/04/45	250	222,920
5.75%, 12/01/43	45	43,293
Fifth Third Bancorp, 8.25%, 03/01/38	77	91,337
Goldman Sachs Group, Inc. (The)
2.91%, 07/21/42, (1-day SOFR + 1.47%)(c)	145	100,118
3.21%, 04/22/42, (1-day SOFR + 1.51%)(c)	145	104,768
3.44%, 02/24/43, (1-day SOFR + 1.63%)(c)	220	161,330
4.02%, 10/31/38, (3-mo. CME Term SOFR + 1.63%)(c)	175	148,575
4.41%, 04/23/39, (3-mo. CME Term SOFR + 1.69%)(c)	146	127,461
4.75%, 10/21/45	185	155,584
4.80%, 07/08/44	101	86,347
5.15%, 05/22/45	220	192,770
5.54%, 01/21/47, (1-day SOFR + 1.32%)(c)	285	262,586
5.56%, 11/19/45, (1-day SOFR + 1.58%)(c)	205	190,591
5.73%, 01/28/56, (1-day SOFR + 1.70%)(c)	235	217,712
6.22%, 07/21/57, (1-day SOFR + 1.82%)(c)	345	341,235
6.25%, 02/01/41	260	267,280
6.75%, 10/01/37	538	567,932
HSBC Holdings PLC
5.25%, 03/14/44	205	186,781
6.10%, 01/14/42	130	133,091
6.33%, 03/09/44, (1-day SOFR + 2.65%)(c)	315	322,931
6.50%, 09/15/37	245	254,940
6.80%, 06/01/38	100	105,518
Intesa Sanpaolo SpA
4.95%, 06/01/42, (1-year CMT + 2.75%)(a)(c)	80	67,189
7.78%, 06/20/54, (1-year CMT + 3.90%)(a)(c)	110	124,140
7.80%, 11/28/53(a)	200	231,589
Series XR, 4.70%, 09/23/49(a)	10	7,988
JPMorgan Chase & Co.
2.53%, 11/19/41, (3-mo. CME Term SOFR + 1.51%)(c)	132	89,737
3.11%, 04/22/41, (3-mo. CME Term SOFR + 2.46%)(c)	150	112,347
3.11%, 04/22/51, (1-day SOFR + 2.44%)(c)	176	111,930
3.16%, 04/22/42, (3-mo. CME Term SOFR + 1.46%)(c)	205	150,686
3.33%, 04/22/52, (1-day SOFR + 1.58%)(c)	335	220,842
3.88%, 07/24/38, (3-mo. CME Term SOFR + 1.62%)(c)	247	212,298
3.90%, 01/23/49, (3-mo. CME Term SOFR + 1.48%)(c)	145	108,174
3.96%, 11/15/48, (3-mo. CME Term SOFR + 1.64%)(c)	325	245,160
4.03%, 07/24/48, (3-mo. CME Term SOFR + 1.72%)(c)	170	130,092
4.26%, 02/22/48, (3-mo. CME Term SOFR + 1.84%)(c)	200	158,731
4.85%, 02/01/44	115	102,064
4.95%, 06/01/45	145	127,673
5.40%, 01/06/42	95	91,505
5.50%, 10/15/40	146	143,483
5.53%, 11/29/45, (1-day SOFR + 1.55%)(c)	240	228,797
5.60%, 07/15/41	180	176,963
5.63%, 08/16/43	125	121,610
6.40%, 05/15/38	255	272,411
Kreditanstalt fuer Wiederaufbau, 0.00%, 06/29/37(d)	175	104,031
Security	Par (000)	Value
Banks (continued)
Lloyds Banking Group PLC
3.37%, 12/14/46, (5-year CMT + 1.50%)(c)	$30	$21,243
4.34%, 01/09/48	220	173,124
5.30%, 12/01/45	200	179,369
5.67%, 02/10/47, (1-year CMT + 0.82%)(c)	20	18,919
Mitsubishi UFJ Financial Group, Inc.
3.75%, 07/18/39	200	165,012
4.15%, 03/07/39	111	97,333
4.29%, 07/26/38(b)	80	72,509
Mizuho Bank Ltd., 5.77%, 04/16/46(a)	200	192,680
Morgan Stanley
2.80%, 01/25/52, (1-day SOFR + 1.43%)(c)	210	123,436
3.22%, 04/22/42, (1-day SOFR + 1.49%)(c)	200	147,108
3.97%, 07/22/38(c)	200	169,808
4.30%, 01/27/45	255	206,691
4.38%, 01/22/47	215	172,758
4.46%, 04/22/39, (3-mo. CME Term SOFR + 1.69%)(c)	77	68,580
5.52%, 11/19/55, (1-day SOFR + 1.71%)(c)	280	256,491
5.60%, 03/24/51, (1-day SOFR + 4.84%)(c)	191	178,761
5.90%, 03/13/47, (1-day SOFR + 1.78%)(c)	235	228,957
6.38%, 07/24/42	192	201,314
Regions Financial Corp., 7.38%, 12/10/37	15	16,679
Societe Generale SA
3.63%, 03/01/41(a)	200	142,273
4.03%, 01/21/43, (1-year CMT + 1.90%)(a)(c)	40	29,259
5.63%, 11/24/45(a)	20	18,013
7.13%, 01/19/55, (1-year CMT + 2.95%)(a)(c)	120	118,955
7.37%, 01/10/53(a)	90	91,583
Standard Chartered PLC
5.30%, 01/09/43(a)	20	18,101
5.70%, 03/26/44(a)	200	188,035
Sumitomo Mitsui Financial Group, Inc.
2.30%, 01/12/41	200	133,091
2.93%, 09/17/41	40	28,018
3.05%, 01/14/42	50	36,336
5.57%, 01/15/47, (1-day SOFR + 1.36%)(c)	170	160,019
5.80%, 07/08/46, (1-day SOFR + 1.78%)(c)	20	19,076
5.84%, 07/09/44	100	96,796
6.18%, 07/13/43	40	40,862
UBS AG/London, 4.50%, 06/26/48	165	137,168
UBS Group AG
3.18%, 02/11/43, (1-year CMT + 1.10%)(a)(c)	210	150,913
4.88%, 05/15/45	225	195,071
5.38%, 09/06/45, (1-year USD ICE Swap + 1.86%)(a)(c)	200	183,674
5.53%, 05/06/47, (1-day SOFR + 1.49%)(a)(c)	60	55,856
Wells Fargo & Co.
3.07%, 04/30/41, (1-day SOFR + 2.53%)(c)	345	254,008
3.90%, 05/01/45	250	190,511
4.40%, 06/14/46	195	152,840
4.61%, 04/25/53, (1-day SOFR + 2.13%)(c)	315	252,608
4.65%, 11/04/44	130	106,401
4.75%, 12/07/46	190	155,539
4.90%, 11/17/45	193	162,277
5.01%, 04/04/51, (3-mo. CME Term SOFR + 4.50%)(c)	540	463,509
5.38%, 11/02/43	186	169,244
5.43%, 01/23/47, (1-day SOFR + 1.23%)(c)	155	142,822
5.61%, 01/15/44	235	218,537
5.95%, 12/01/86	55	54,042
Schedule of Investments
42

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Wells Fargo Bank N.A., 6.60%, 01/15/38	$250	$266,673
Westpac Banking Corp.
2.96%, 11/16/40	80	57,318
3.13%, 11/18/41	45	32,111
4.42%, 07/24/39	85	74,135
		20,536,859
Beverages — 0.9%
Anheuser-Busch Cos LLC/Anheuser-Busch InBev Worldwide, Inc., 4.90%, 02/01/46	875	765,304
Anheuser-Busch InBev Finance, Inc.
4.00%, 01/17/43	10	8,040
4.63%, 02/01/44	45	38,751
4.90%, 02/01/46	145	126,601
Anheuser-Busch InBev Worldwide, Inc.
3.75%, 07/15/42	40	31,259
4.38%, 04/15/38	70	63,467
4.44%, 10/06/48	166	134,409
4.50%, 06/01/50	45	38,651
4.60%, 04/15/48	46	38,430
4.75%, 04/15/58	45	37,101
4.95%, 01/15/42	155	141,633
5.45%, 01/23/39	210	207,078
5.55%, 01/23/49	310	292,461
5.80%, 01/23/59	185	179,531
8.00%, 11/15/39	55	66,511
8.20%, 01/15/39	145	177,220
Bacardi Ltd./Bacardi-Martini BV, 5.90%, 06/15/43(a)	100	94,714
Brown-Forman Corp.
4.00%, 04/15/38	50	43,893
4.50%, 07/15/45	47	38,871
Coca-Cola Co. (The)
2.50%, 06/01/40	131	93,275
2.50%, 03/15/51	155	87,861
2.60%, 06/01/50	90	52,794
2.75%, 06/01/60	140	76,573
2.88%, 05/05/41	85	62,434
3.00%, 03/05/51	160	101,001
4.20%, 03/25/50	60	47,373
5.20%, 01/14/55	140	127,468
5.30%, 05/13/54	105	97,144
5.40%, 05/13/64	135	123,897
Constellation Brands, Inc.
3.75%, 05/01/50	60	42,343
4.10%, 02/15/48	50	37,735
4.50%, 05/09/47	75	60,241
5.25%, 11/15/48	50	44,422
Diageo Capital PLC
3.88%, 04/29/43	40	31,100
5.88%, 09/30/36	70	72,190
Diageo Investment Corp., 4.25%, 05/11/42	52	43,368
Fomento Economico Mexicano SAB de CV
3.50%, 01/16/50	150	105,045
4.38%, 05/10/43	15	12,731
Heineken NV
4.00%, 10/01/42(a)	25	19,972
4.35%, 03/29/47(a)	75	60,809
Keurig Dr Pepper, Inc.
3.35%, 03/15/51	55	34,687
3.80%, 05/01/50	55	37,894
4.42%, 12/15/46	50	39,465
4.50%, 11/15/45	55	43,977
Security	Par (000)	Value
Beverages (continued)
4.50%, 04/15/52	$130	$100,561
5.09%, 05/25/48	65	55,114
Maple Parent Holdings Corp., 6.63%, 03/26/56(a)(b)	25	25,067
Molson Coors Beverage Co.
4.20%, 07/15/46	194	148,548
5.00%, 05/01/42	85	74,904
PepsiCo, Inc.
2.63%, 10/21/41	95	65,717
2.75%, 10/21/51	85	50,360
2.88%, 10/15/49	35	21,738
3.38%, 07/29/49	47	32,143
3.45%, 10/06/46	35	25,056
3.50%, 03/19/40	35	28,224
3.60%, 08/13/42	20	15,537
3.63%, 03/19/50	94	66,838
3.88%, 03/19/60	45	32,013
4.00%, 03/05/42	70	57,399
4.00%, 05/02/47	60	46,525
4.20%, 07/18/52	65	50,455
4.25%, 10/22/44	20	16,633
4.45%, 04/14/46	100	83,820
4.65%, 02/15/53	60	50,375
4.88%, 11/01/40	60	56,033
5.25%, 07/17/54	75	69,263
5.50%, 01/15/40	25	24,968
Pernod Ricard International Finance LLC, 2.75%, 10/01/50(a)	40	22,878
Pernod Ricard SA, 5.50%, 01/15/42(a)	10	9,424
		5,309,317
Biotechnology — 0.7%
Amgen, Inc.
2.77%, 09/01/53	127	71,403
2.80%, 08/15/41	70	48,994
3.00%, 01/15/52(b)	90	55,370
3.15%, 02/21/40	125	94,413
3.38%, 02/21/50	170	114,863
4.20%, 02/22/52	65	48,715
4.40%, 05/01/45	180	146,985
4.40%, 02/22/62	100	74,218
4.56%, 06/15/48	145	118,001
4.66%, 06/15/51	330	267,349
4.88%, 03/01/53	110	91,541
4.95%, 10/01/41	81	73,335
5.15%, 11/15/41	121	111,377
5.50%, 02/19/46	70	65,646
5.60%, 03/02/43	210	202,031
5.65%, 06/15/42	60	58,587
5.65%, 03/02/53	410	382,066
5.65%, 02/19/56	35	32,618
5.75%, 03/02/63	235	217,497
6.38%, 06/01/37	62	65,910
6.40%, 02/01/39	35	36,829
Baxalta, Inc., 5.25%, 06/23/45	15	13,650
Biogen, Inc.
3.15%, 05/01/50	160	99,696
3.25%, 02/15/51	49	30,725
5.20%, 09/15/45	110	98,457
6.45%, 05/15/55	70	71,905
CSL Finance PLC
4.63%, 04/27/42(a)	30	25,709
4.75%, 04/27/52(a)	100	81,914
43
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Biotechnology (continued)
4.95%, 04/27/62(a)	$45	$36,527
5.42%, 04/03/54(a)	80	72,146
Gilead Sciences, Inc.
2.60%, 10/01/40	95	66,896
2.80%, 10/01/50	155	93,212
4.00%, 09/01/36	80	71,648
4.15%, 03/01/47	130	102,269
4.50%, 02/01/45	175	147,050
4.75%, 03/01/46	230	198,359
4.80%, 04/01/44	170	149,569
5.50%, 11/15/54	50	46,715
5.55%, 10/15/53	115	108,293
5.60%, 11/15/64	80	74,343
5.65%, 12/01/41	110	108,441
Regeneron Pharmaceuticals, Inc., 2.80%, 09/15/50	75	43,603
Royalty Pharma PLC
3.30%, 09/02/40	120	90,291
3.35%, 09/02/51	50	31,958
3.55%, 09/02/50	110	73,633
5.90%, 09/02/54	35	33,294
5.95%, 09/25/55	50	48,115
		4,396,166
Building Materials — 0.2%
Carrier Global Corp.
3.38%, 04/05/40	145	112,531
3.58%, 04/05/50	173	119,748
6.20%, 03/15/54	31	31,615
CRH America Finance, Inc.
4.50%, 04/04/48(a)	85	68,275
5.60%, 02/09/56	65	60,431
CRH America, Inc., 5.13%, 05/18/45(a)	100	88,693
Fortune Brands Innovations, Inc., 4.50%, 03/25/52	25	19,754
Johnson Controls International PLC
4.50%, 02/15/47	70	57,434
4.63%, 07/02/44	35	29,715
4.95%, 07/02/64(e)	23	18,970
Marriott International, Inc., 6.38%, 08/15/56	25	25,493
Martin Marietta Materials, Inc.
3.20%, 07/15/51	90	56,468
4.25%, 12/15/47	75	57,954
5.50%, 12/01/54	55	50,149
Masco Corp.
3.13%, 02/15/51	35	21,714
4.50%, 05/15/47	47	38,010
Owens Corning
4.30%, 07/15/47	68	53,241
4.40%, 01/30/48	50	39,673
5.95%, 06/15/54	55	53,290
7.00%, 12/01/36	30	32,802
Trane Technologies Financing Ltd.
4.50%, 03/21/49	45	36,924
4.65%, 11/01/44	25	21,494
Trane Technologies Holdco, Inc.
4.30%, 02/21/48	35	27,890
5.75%, 06/15/43	50	49,930
Vulcan Materials Co.
4.50%, 06/15/47	80	65,177
4.70%, 03/01/48	50	41,631
5.70%, 12/01/54	45	42,628
		1,321,634
Security	Par (000)	Value
Chemicals — 0.6%
Air Products and Chemicals, Inc.
2.70%, 05/15/40	$75	$53,703
2.80%, 05/15/50	120	72,198
Ashland, Inc., 6.88%, 05/15/43	30	30,631
CF Industries, Inc.
4.95%, 06/01/43	82	72,248
5.38%, 03/15/44	75	69,037
Dow Chemical Co. (The)
3.60%, 11/15/50	125	81,092
4.38%, 11/15/42	117	92,973
4.63%, 10/01/44	55	43,889
4.80%, 05/15/49	80	62,819
5.25%, 11/15/41	75	66,751
5.55%, 11/30/48	70	61,143
5.60%, 02/15/54	50	43,649
5.95%, 03/15/55(b)	60	55,091
6.90%, 05/15/53	45	46,950
9.40%, 05/15/39(b)	53	68,669
Eastman Chemical Co.
4.65%, 10/15/44	89	73,721
4.80%, 09/01/42	60	51,704
Ecolab, Inc.
2.13%, 08/15/50	75	38,648
2.70%, 12/15/51	80	46,429
2.75%, 08/18/55	97	54,808
3.95%, 12/01/47	65	49,848
5.50%, 12/08/41	15	14,709
FMC Corp.
4.50%, 10/01/49	60	39,417
6.38%, 05/18/53(b)	35	27,677
ICL Group Ltd., 6.38%, 05/31/38(a)(f)	60	60,422
International Flavors & Fragrances, Inc.
3.27%, 11/15/40(a)	42	30,873
3.47%, 12/01/50(a)	60	39,686
4.38%, 06/01/47	70	55,457
5.00%, 09/26/48	45	38,481
Linde, Inc./CT
2.00%, 08/10/50	20	10,194
3.55%, 11/07/42	90	69,116
LYB International Finance BV
4.88%, 03/15/44	113	92,938
5.25%, 07/15/43	75	65,009
LYB International Finance III LLC
3.38%, 10/01/40	60	43,459
3.63%, 04/01/51	105	67,791
3.80%, 10/01/60	40	24,605
4.20%, 10/15/49	105	74,764
4.20%, 05/01/50	95	67,554
LyondellBasell Industries NV, 4.63%, 02/26/55(b)	76	56,566
Methanex Corp., 5.65%, 12/01/44	30	26,680
Mosaic Co. (The)
4.88%, 11/15/41	25	21,898
5.63%, 11/15/43	50	46,132
Nutrien Ltd.
3.95%, 05/13/50	65	47,206
4.90%, 06/01/43	55	47,989
5.00%, 04/01/49	40	34,181
5.25%, 01/15/45	50	45,266
5.63%, 12/01/40	56	54,142
5.80%, 03/27/53	90	85,573
5.88%, 12/01/36	30	30,268
Schedule of Investments
44

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Chemicals (continued)
6.13%, 01/15/41	$25	$25,426
OCP SA, 5.13%, 06/23/51(f)	200	155,633
Orbia Advance Corp. SAB de CV, 5.88%, 09/17/44(f)	200	159,680
RPM International, Inc.
4.25%, 01/15/48	25	19,364
5.25%, 06/01/45	35	31,285
Sherwin-Williams Co. (The)
2.90%, 03/15/52	60	35,506
3.30%, 05/15/50	60	38,920
3.80%, 08/15/49	50	36,116
4.00%, 12/15/42	30	23,653
4.50%, 06/01/47	125	101,485
4.55%, 08/01/45	35	28,922
Sociedad Quimica y Minera de Chile SA, 3.50%, 09/10/51(f)	200	131,096
Westlake Corp.
2.88%, 08/15/41	40	27,032
3.13%, 08/15/51	80	47,313
3.38%, 08/15/61	5	2,836
4.38%, 11/15/47	60	45,212
5.00%, 08/15/46	71	60,017
6.38%, 11/15/55	40	38,497
		3,562,047
Commercial Services — 0.6%
American University (The), Series 2019, 3.67%, 04/01/49	40	28,826
Brown University, Series A, 2.92%, 09/01/50	15	9,514
California Endowment (The), Series 2021, 2.50%, 04/01/51	45	25,791
California Institute of Technology
3.65%, 09/01/2119	15	9,127
4.32%, 08/01/45	85	71,100
4.70%, 11/01/2111	50	38,593
Case Western Reserve University, 5.41%, 06/01/2122	30	26,362
DP World Ltd./United Arab Emirates, 5.63%, 09/25/48(f)	200	175,121
Duke University
Series 2020, 2.68%, 10/01/44	35	25,229
Series 2020, 2.76%, 10/01/50	45	27,675
Series 2020, 2.83%, 10/01/55	65	38,739
Emory University, Series 2020, 2.97%, 09/01/50	45	28,168
ERAC USA Finance LLC
4.20%, 11/01/46(a)	55	43,459
4.50%, 02/15/45(a)	35	29,136
5.40%, 05/01/53(a)(b)	90	82,620
5.63%, 03/15/42(a)	35	34,014
7.00%, 10/15/37(a)	140	154,918
Ford Foundation (The), Series 2020, 2.42%, 06/01/50	45	25,805
George Washington University (The)
4.87%, 09/15/45	55	48,422
Series 2014, 4.30%, 09/15/44	45	36,790
Series 2018, 4.13%, 09/15/48	50	38,898
Georgetown University (The)
Series 20A, 2.94%, 04/01/50	70	43,786
Series A, 5.22%, 10/01/2118	10	8,414
Series B, 4.32%, 04/01/49	66	52,434
Global Payments, Inc.
4.15%, 08/15/49	50	35,314
5.95%, 08/15/52(b)	85	77,613
Howard University, 5.21%, 10/01/52	35	28,458
Security	Par (000)	Value
Commercial Services (continued)
Johns Hopkins University
Series 2013, 4.08%, 07/01/53	$60	$45,971
Series A, 2.81%, 01/01/60	35	19,285
Leland Stanford Junior University (The)
2.41%, 06/01/50	40	22,610
3.65%, 05/01/48	75	55,794
Massachusetts Institute of Technology
3.07%, 04/01/52	50	32,153
3.89%, 07/01/2116	15	9,767
3.96%, 07/01/38	30	26,843
4.68%, 07/01/2114	35	27,405
5.60%, 07/01/2111	65	60,829
5.62%, 06/01/55	10	9,830
Series F, 2.99%, 07/01/50	95	61,111
Series G, 2.29%, 07/01/51(b)	60	32,634
Moody's Corp.
2.75%, 08/19/41	55	37,753
3.10%, 11/29/61	35	19,885
3.25%, 05/20/50	20	12,754
3.75%, 02/25/52	45	31,259
4.88%, 12/17/48	35	29,629
5.25%, 07/15/44	56	51,025
Nature Conservancy (The), Series A, 3.96%, 03/01/52	5	3,805
Northeastern University, Series 2020, 2.89%, 10/01/50(b)	45	28,695
Northwestern University
4.64%, 12/01/44	45	41,327
Series 2017, 3.66%, 12/01/57	30	21,048
Series 2020, 2.64%, 12/01/50	65	38,907
PayPal Holdings, Inc.
3.25%, 06/01/50	80	51,460
5.05%, 06/01/52	90	75,510
5.25%, 06/01/62	35	29,886
5.50%, 06/01/54	40	35,748
President and Fellows of Harvard College
2.52%, 10/15/50	75	43,665
3.15%, 07/15/46	55	38,584
3.30%, 07/15/56	45	29,325
3.75%, 11/15/52	5	3,647
4.88%, 10/15/40	30	28,686
6.50%, 01/15/39(a)	40	43,587
Quanta Services, Inc., 3.05%, 10/01/41	80	56,584
Rockefeller Foundation (The), Series 2020, 2.49%, 10/01/50	85	49,303
S&P Global, Inc.
2.30%, 08/15/60	55	25,531
3.25%, 12/01/49	46	30,256
3.70%, 03/01/52	90	63,692
3.90%, 03/01/62	40	27,428
Thomas Jefferson University, 3.85%, 11/01/57	30	20,406
TR Finance LLC
5.65%, 11/23/43	15	14,285
5.85%, 04/15/40	40	39,148
Trustees of Boston College, 3.13%, 07/01/52	55	35,875
Trustees of Princeton University (The)
4.20%, 03/01/52	10	7,934
5.70%, 03/01/39	55	56,420
Series 2020, 2.52%, 07/01/50	110	65,871
Trustees of the University of Pennsylvania (The)
3.61%, 02/15/2119	40	24,046
45
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services (continued)
4.67%, 09/01/2112	$15	$11,678
Series 2020, 2.40%, 10/01/50(b)	65	37,138
University of Chicago (The)
4.00%, 10/01/53	90	68,706
Series 20B, 2.76%, 04/01/45	25	19,445
Series C, 2.55%, 04/01/50	35	22,228
University of Miami, 4.06%, 04/01/52	5	3,746
University of Notre Dame du Lac
Series 2015, 3.44%, 02/15/45	60	45,066
Series 2017, 3.39%, 02/15/48	56	39,849
University of Southern California
2.81%, 10/01/50	50	30,415
3.03%, 10/01/39	85	68,172
4.98%, 10/01/53	5	4,406
5.25%, 10/01/2111	30	26,084
Series 2017, 3.84%, 10/01/47	90	69,852
Series 21A, 2.95%, 10/01/51	45	28,037
Series A, 3.23%, 10/01/2120	30	16,116
Verisk Analytics, Inc.
3.63%, 05/15/50	40	26,968
5.50%, 06/15/45	20	18,321
Washington University (The)
3.52%, 04/15/54	35	24,261
4.35%, 04/15/2122	20	14,448
William Marsh Rice University, 3.57%, 05/15/45	50	38,464
WK Kellogg Foundation Trust, 2.44%, 10/01/50(a)	5	2,904
Yale University, Series 2020, 2.40%, 04/15/50	43	24,539
		3,502,365
Computers — 0.8%
Apple, Inc.
2.38%, 02/08/41	150	103,165
2.40%, 08/20/50	160	88,126
2.55%, 08/20/60	155	78,964
2.65%, 05/11/50	183	106,791
2.65%, 02/08/51	215	124,094
2.70%, 08/05/51	105	60,958
2.80%, 02/08/61	160	86,262
2.85%, 08/05/61	140	76,116
2.95%, 09/11/49	130	81,410
3.45%, 02/09/45	225	164,436
3.75%, 09/12/47	130	96,097
3.75%, 11/13/47	135	100,050
3.85%, 05/04/43	260	207,568
3.85%, 08/04/46	230	175,152
3.95%, 08/08/52	140	103,379
4.10%, 08/08/62	100	72,494
4.25%, 02/09/47	120	96,789
4.38%, 05/13/45	220	183,462
4.45%, 05/06/44	125	106,987
4.65%, 02/23/46	290	250,827
4.85%, 05/10/53	145	127,521
Crane NXT Co.
4.20%, 03/15/48	35	21,799
6.55%, 11/15/36	22	21,813
Dell International LLC/EMC Corp.
3.38%, 12/15/41	95	69,822
3.45%, 12/15/51	60	39,529
5.25%, 02/15/37	100	96,227
8.35%, 07/15/46	55	66,471
Dell, Inc., 6.50%, 04/15/38	35	36,487
Security	Par (000)	Value
Computers (continued)
Hewlett Packard Enterprise Co.
5.60%, 10/15/54	$140	$123,343
6.35%, 10/15/45	155	153,513
HP, Inc., 6.00%, 09/15/41	100	98,063
IBM International Capital Pte. Ltd.
5.25%, 02/05/44	120	105,869
5.30%, 02/05/54	155	130,447
International Business Machines Corp.
2.85%, 05/15/40	100	69,859
2.95%, 05/15/50	140	81,266
3.43%, 02/09/52	100	61,924
4.00%, 06/20/42	70	54,397
4.15%, 05/15/39	215	179,979
4.25%, 05/15/49	195	142,649
4.70%, 02/19/46	100	81,043
4.90%, 07/27/52	100	79,801
5.60%, 11/30/39	15	14,632
5.70%, 02/10/55	100	88,734
5.80%, 02/03/56	100	90,050
7.13%, 12/01/96	20	21,466
Kyndryl Holdings, Inc., 4.10%, 10/15/41(b)	40	28,005
		4,447,836
Cosmetics & Personal Care — 0.1%
Colgate-Palmolive Co.
3.70%, 08/01/47	50	37,434
4.00%, 08/15/45	45	36,960
Estee Lauder Companies, Inc. (The)
3.13%, 12/01/49	85	54,113
4.15%, 03/15/47	50	38,876
4.38%, 06/15/45	45	36,376
5.15%, 05/15/53	35	30,467
6.00%, 05/15/37	35	36,404
Haleon U.S. Capital LLC, 4.00%, 03/24/52	100	74,336
Kenvue, Inc.
5.05%, 03/22/53	135	117,543
5.10%, 03/22/43	65	59,624
5.20%, 03/22/63	65	56,198
Perrigo Finance Unlimited Co., 4.90%, 12/15/44	35	26,636
Procter & Gamble Co. (The)
3.50%, 10/25/47	45	33,839
3.55%, 03/25/40	50	41,507
3.60%, 03/25/50(b)	40	29,725
5.55%, 03/05/37	85	88,057
Unilever Capital Corp., Series 30Y, 2.63%, 08/12/51	65	38,237
		836,332
Distribution & Wholesale — 0.0%
WW Grainger, Inc.
3.75%, 05/15/46	45	34,057
4.20%, 05/15/47	45	36,128
4.60%, 06/15/45	100	86,218
		156,403
Diversified Financial Services — 0.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.85%, 10/29/41	175	136,473
American Express Co., 4.05%, 12/03/42	135	110,251
Apollo Global Management, Inc., 5.80%, 05/21/54(b)	80	74,236
Ares Finance Co. IV LLC, 3.65%, 02/01/52(a)	25	16,485
Ares Management Corp., 5.60%, 10/11/54	105	92,137
Blackstone Holdings Finance Co. LLC
2.80%, 09/30/50(a)	65	37,830
Schedule of Investments
46

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
2.85%, 08/05/51(a)	$75	$44,073
3.20%, 01/30/52(a)	60	38,065
3.50%, 09/10/49(a)	20	13,487
4.00%, 10/02/47(a)	35	25,977
4.45%, 07/15/45(a)	45	36,238
5.00%, 06/15/44(a)	60	52,661
Blue Owl Finance LLC, 4.13%, 10/07/51	30	19,940
Brookfield Asset Management Ltd., 6.08%, 09/15/55	80	77,730
Brookfield Finance LLC/Brookfield Finance, Inc., 3.45%, 04/15/50	55	35,812
Brookfield Finance, Inc.
3.50%, 03/30/51	75	49,124
3.63%, 02/15/52	70	46,779
4.70%, 09/20/47	98	80,237
5.97%, 03/04/54	105	99,524
CI Financial Corp., 4.10%, 06/15/51	30	19,412
CME Group, Inc.
4.15%, 06/15/48	65	51,560
5.30%, 09/15/43	87	83,124
FMR LLC
6.45%, 11/15/39(a)	5	5,214
6.50%, 12/14/40(a)	15	15,859
Franklin Resources, Inc., 2.95%, 08/12/51	45	26,845
Intercontinental Exchange, Inc.
2.65%, 09/15/40	50	35,188
3.00%, 06/15/50	157	97,783
3.00%, 09/15/60	155	86,778
4.25%, 09/21/48	100	78,353
4.95%, 06/15/52	160	138,058
5.20%, 06/15/62	120	103,492
Invesco Finance PLC, 5.38%, 11/30/43	30	28,017
Jefferies Financial Group, Inc., 6.50%, 01/20/43	35	34,474
KKR Group Finance Co. II LLC, 5.50%, 02/01/43(a)(b)	55	50,124
Legg Mason, Inc., 5.63%, 01/15/44	100	96,019
Mastercard, Inc.
2.95%, 03/15/51	55	34,060
3.65%, 06/01/49	95	68,181
3.80%, 11/21/46	65	49,424
3.85%, 03/26/50	145	107,697
3.95%, 02/26/48	55	41,793
Nasdaq, Inc.
2.50%, 12/21/40	115	77,960
3.25%, 04/28/50	60	38,657
3.95%, 03/07/52	40	28,826
5.95%, 08/15/53	90	87,571
6.10%, 06/28/63	50	48,685
Neuberger Berman Group LLC/Neuberger Berman Finance Corp., 4.88%, 04/15/45(a)	60	50,072
Raymond James Financial, Inc.
3.75%, 04/01/51	90	62,554
4.95%, 07/15/46	110	95,397
5.65%, 09/11/55	25	23,146
Visa, Inc.
2.00%, 08/15/50	145	74,373
2.70%, 04/15/40	107	78,600
3.65%, 09/15/47	80	59,109
4.30%, 12/14/45	325	268,468
Voya Financial, Inc.
4.80%, 06/15/46	35	29,621
5.70%, 07/15/43(b)	40	38,147
Security	Par (000)	Value
Diversified Financial Services (continued)
Western Union Co. (The), 6.20%, 11/17/36(b)	$40	$40,350
		3,440,050
Electric — 5.8%
Abu Dhabi National Energy Co. PJSC
4.00%, 10/03/49(f)	200	148,198
6.50%, 10/27/36(a)	100	107,977
AEP Texas, Inc.
3.45%, 05/15/51	60	38,566
3.80%, 10/01/47	50	35,802
5.25%, 05/15/52	60	51,905
5.85%, 10/15/55	40	37,418
Series G, 4.15%, 05/01/49	30	22,257
Series H, 3.45%, 01/15/50	55	35,963
AEP Transmission Co. LLC
3.15%, 09/15/49	30	19,107
3.75%, 12/01/47	62	44,982
3.80%, 06/15/49	25	17,906
4.00%, 12/01/46	40	30,810
4.25%, 09/15/48	20	15,657
4.50%, 06/15/52	35	27,866
5.40%, 03/15/53	90	81,988
Series M, 3.65%, 04/01/50	55	38,455
Series N, 2.75%, 08/15/51	70	40,629
Alabama Power Co.
3.00%, 03/15/52	50	30,440
3.13%, 07/15/51	55	34,396
3.45%, 10/01/49	85	57,624
3.75%, 03/01/45	85	63,638
4.15%, 08/15/44	55	43,968
4.30%, 01/02/46	30	24,140
6.00%, 03/01/39	40	40,936
6.13%, 05/15/38	15	15,685
Series A, 4.30%, 07/15/48	27	21,300
Series B, 3.70%, 12/01/47	50	36,033
Alfa Desarrollo SpA, 4.55%, 09/27/51(f)	196	153,113
Ameren Illinois Co.
2.90%, 06/15/51	55	33,312
3.25%, 03/15/50	25	16,450
3.70%, 12/01/47	40	28,898
4.15%, 03/15/46	65	51,384
4.50%, 03/15/49	25	20,379
5.55%, 07/01/54	70	65,016
5.63%, 03/01/55	50	46,883
5.90%, 12/01/52	45	44,113
American Electric Power Co., Inc., 3.25%, 03/01/50	55	35,162
American Transmission Systems, Inc., 5.00%, 09/01/44(a)	30	26,340
Appalachian Power Co.
4.40%, 05/15/44	55	44,540
4.45%, 06/01/45	30	24,076
7.00%, 04/01/38	61	66,625
Series Y, 4.50%, 03/01/49	55	43,473
Series Z, 3.70%, 05/01/50	65	44,555
Arizona Public Service Co.
2.65%, 09/15/50	30	17,123
3.35%, 05/15/50	60	38,852
3.50%, 12/01/49	30	20,056
3.75%, 05/15/46	35	25,363
4.20%, 08/15/48	20	15,287
4.25%, 03/01/49	25	19,043
4.35%, 11/15/45	45	35,839
47
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
4.50%, 04/01/42	$31	$26,280
5.05%, 09/01/41	30	27,051
5.90%, 08/15/55	65	61,901
6.25%, 08/15/56	35	34,780
Avista Corp., 4.00%, 04/01/52	10	7,269
Baltimore Gas and Electric Co.
2.90%, 06/15/50	45	26,993
3.20%, 09/15/49	35	22,406
3.50%, 08/15/46	35	24,631
3.75%, 08/15/47	35	25,280
4.25%, 09/15/48	10	7,758
4.55%, 06/01/52	75	59,424
5.40%, 06/01/53	65	58,500
5.65%, 06/01/54	50	46,625
6.05%, 06/01/56	60	58,735
6.35%, 10/01/36	45	47,633
Basin Electric Power Cooperative
4.75%, 04/26/47(a)(b)	5	4,253
5.85%, 10/15/55	40	37,450
Berkshire Hathaway Energy Co.
2.85%, 05/15/51	85	49,427
3.80%, 07/15/48	65	46,593
4.25%, 10/15/50	75	56,825
4.45%, 01/15/49	78	61,731
4.50%, 02/01/45	98	80,680
4.60%, 05/01/53	75	59,356
5.15%, 11/15/43	60	54,406
5.95%, 05/15/37	45	46,338
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42	50	38,337
3.60%, 03/01/52	45	31,128
3.95%, 03/01/48	50	37,961
4.50%, 04/01/44	64	54,051
5.30%, 04/01/53	30	27,294
Series AD, 2.90%, 07/01/50	15	9,189
Series AF, 3.35%, 04/01/51	50	33,100
Series AJ, 4.85%, 10/01/52	40	34,005
Chpe LLC, 5.88%, 06/29/46(a)	30	28,949
Cleveland Electric Illuminating Co. (The), 5.95%, 12/15/36	23	23,321
CMS Energy Corp., 4.88%, 03/01/44	50	42,603
Comision Federal de Electricidad, 6.50%, 01/28/51(f)	200	192,500
Commonwealth Edison Co.
3.00%, 03/01/50	40	24,736
3.65%, 06/15/46	60	43,444
3.70%, 03/01/45	35	25,971
4.00%, 03/01/48	110	82,607
4.00%, 03/01/49	70	52,373
4.35%, 11/15/45	60	48,485
4.70%, 01/15/44	55	47,334
5.30%, 02/01/53	20	17,816
5.85%, 06/01/56	45	43,320
5.95%, 06/01/55	70	68,070
6.45%, 01/15/38	40	42,669
Series 123, 3.75%, 08/15/47	45	32,677
Series 127, 3.20%, 11/15/49	45	29,054
Series 130, 3.13%, 03/15/51	50	31,376
Series 131, 2.75%, 09/01/51	65	37,477
Series 133, 3.85%, 03/15/52	60	42,672
Connecticut Light and Power Co. (The)
4.00%, 04/01/48	90	68,432
Security	Par (000)	Value
Electric (continued)
4.30%, 04/15/44	$30	$24,561
5.25%, 01/15/53	50	44,819
Series A, 4.15%, 06/01/45	40	31,861
Consolidated Edison Co. of New York, Inc.
3.20%, 12/01/51	30	18,783
3.60%, 06/15/61	60	38,645
3.70%, 11/15/59	60	39,226
3.85%, 06/15/46	105	77,729
3.95%, 03/01/43	115	90,517
4.45%, 03/15/44	115	95,354
4.50%, 12/01/45	50	41,066
4.50%, 05/15/58	70	53,656
4.63%, 12/01/54	85	67,320
5.70%, 06/15/40	20	19,755
5.70%, 05/15/54	80	75,050
5.75%, 11/15/55	50	47,044
5.88%, 06/15/56	45	42,936
5.90%, 11/15/53	110	105,700
6.15%, 11/15/52	60	59,983
Series 07-A, 6.30%, 08/15/37	25	26,262
Series 08-B, 6.75%, 04/01/38	85	92,682
Series 12-A, 4.20%, 03/15/42	65	53,623
Series 2017, 3.88%, 06/15/47	95	70,048
Series 20B, 3.95%, 04/01/50	80	59,038
Series A, 4.13%, 05/15/49	105	79,074
Series C, 3.00%, 12/01/60	60	33,452
Series C, 4.00%, 11/15/57	40	28,241
Series C, 4.30%, 12/01/56	45	33,611
Series E, 4.65%, 12/01/48	95	77,808
Constellation Energy Generation LLC
5.60%, 06/15/42	80	76,228
5.75%, 10/01/41	25	24,492
5.75%, 03/15/54	70	65,811
5.88%, 01/15/66	65	60,612
6.25%, 10/01/39	78	79,703
6.50%, 10/01/53	65	66,842
Consumers Energy Co.
2.65%, 08/15/52(b)	40	22,882
3.10%, 08/15/50	81	51,644
3.25%, 08/15/46	70	48,361
3.50%, 08/01/51	50	34,059
3.75%, 02/15/50	60	42,891
3.95%, 07/15/47	35	26,560
4.05%, 05/15/48(b)	60	45,894
4.20%, 09/01/52	60	45,599
4.35%, 04/15/49	60	47,807
Cumberland Combined Cycle Generation LLC, 5.82%, 05/15/56	140	137,900
Dayton Power & Light Co. (The), 3.95%, 06/15/49	10	7,253
Delmarva Power & Light Co., 4.15%, 05/15/45	70	55,366
Dominion Energy South Carolina, Inc.
4.60%, 06/15/43	65	55,735
5.10%, 06/01/65	40	33,904
5.45%, 02/01/41	35	33,738
6.05%, 01/15/38	56	57,746
6.25%, 10/15/53	80	81,704
Dominion Energy, Inc.
4.70%, 12/01/44	45	37,629
4.85%, 08/15/52	70	57,342
7.00%, 06/15/38	55	60,042
Series A, 4.60%, 03/15/49	25	19,884
Schedule of Investments
48

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Series B, 3.30%, 04/15/41	$50	$36,689
Series C, 4.05%, 09/15/42	45	35,406
Series C, 4.90%, 08/01/41	75	66,259
DTE Electric Co.
2.95%, 03/01/50	75	46,828
3.70%, 03/15/45	60	44,767
3.70%, 06/01/46	35	25,697
3.75%, 08/15/47	60	43,984
3.95%, 03/01/49	75	55,849
4.30%, 07/01/44	45	36,832
5.40%, 04/01/53	25	22,988
5.85%, 05/15/55	40	38,699
Series A, 4.00%, 04/01/43	25	19,991
Series A, 4.05%, 05/15/48	55	42,055
Series B, 3.25%, 04/01/51	50	32,509
Series B, 3.65%, 03/01/52	55	38,161
Series B, 5.55%, 03/01/56	60	55,646
Duke Energy Carolinas LLC
3.20%, 08/15/49	95	61,582
3.45%, 04/15/51	70	46,803
3.55%, 03/15/52	45	30,554
3.70%, 12/01/47	70	50,341
3.75%, 06/01/45	75	55,883
3.88%, 03/15/46	50	37,640
3.95%, 03/15/48	38	28,294
4.00%, 09/30/42	60	48,154
4.25%, 12/15/41	70	58,622
5.30%, 02/15/40	65	62,474
5.35%, 01/15/53	105	94,679
5.40%, 01/15/54	78	70,987
5.75%, 06/15/56	100	95,181
6.00%, 01/15/38	50	51,505
6.05%, 04/15/38	40	41,511
6.10%, 06/01/37	50	51,814
Duke Energy Corp.
3.30%, 06/15/41	85	62,573
3.50%, 06/15/51	80	51,997
3.75%, 09/01/46	145	103,899
3.95%, 08/15/47	45	32,872
4.20%, 06/15/49	70	52,286
4.80%, 12/15/45	35	29,674
5.00%, 08/15/52	125	103,840
5.70%, 09/15/55	90	82,572
5.80%, 06/15/54	55	51,094
6.10%, 09/15/53	80	77,930
Duke Energy Florida LLC
3.00%, 12/15/51	60	36,578
3.40%, 10/01/46	45	31,375
3.85%, 11/15/42	50	39,257
4.20%, 07/15/48	30	23,139
5.65%, 04/01/40	20	19,855
5.95%, 11/15/52	80	78,153
6.20%, 11/15/53	60	60,929
6.35%, 09/15/37	55	58,200
6.40%, 06/15/38	115	121,935
Duke Energy Indiana LLC
2.75%, 04/01/50	50	29,260
3.75%, 05/15/46	40	29,495
5.40%, 04/01/53	65	58,597
5.90%, 05/15/55	25	24,284
6.35%, 08/15/38	50	53,132
Security	Par (000)	Value
Electric (continued)
6.45%, 04/01/39	$50	$53,311
Series WWW, 4.90%, 07/15/43	30	26,691
Duke Energy Ohio, Inc.
5.55%, 03/15/54	15	13,809
5.65%, 04/01/53	55	51,405
Duke Energy Progress LLC
2.50%, 08/15/50	45	24,883
2.90%, 08/15/51	50	29,796
3.60%, 09/15/47	35	24,753
3.70%, 10/15/46	70	50,917
4.00%, 04/01/52	25	18,235
4.10%, 05/15/42	65	52,912
4.10%, 03/15/43	50	40,233
4.15%, 12/01/44	30	23,812
4.20%, 08/15/45	89	70,695
4.38%, 03/30/44	60	49,390
5.35%, 03/15/53	35	31,462
5.55%, 03/15/55	55	50,866
6.30%, 04/01/38	30	31,643
E.ON International Finance BV, 6.65%, 04/30/38(a)	60	64,417
Electricite de France SA
4.88%, 09/21/38(a)	125	112,458
4.88%, 01/22/44(a)	140	119,378
4.95%, 10/13/45(a)	150	127,798
5.00%, 09/21/48(a)	90	74,360
5.25%, 10/13/55(a)	15	12,634
5.60%, 01/27/40(a)	100	95,575
6.00%, 04/22/64(a)	35	31,948
6.00%, 01/22/2114(a)	65	58,388
6.13%, 04/22/56(a)	105	98,676
6.25%, 04/22/66(a)	100	93,527
6.38%, 01/13/55(a)	110	107,161
6.90%, 05/23/53(a)	120	123,909
6.95%, 01/26/39(a)	140	150,018
Emera U.S. Finance LLC, Series B, 6.85%, 10/01/56, (5-year CMT + 2.65%)(c)	35	35,114
Emera U.S. Finance LP, 4.75%, 06/15/46	40	33,019
Enel Finance America LLC, 2.88%, 07/12/41(a)	200	136,239
Enel Finance International NV
4.75%, 05/25/47(a)	125	101,888
5.50%, 06/15/52(a)	155	136,861
5.75%, 09/30/55(a)	10	9,077
6.00%, 10/07/39(a)	60	59,555
6.80%, 09/15/37(a)	110	117,320
7.75%, 10/14/52(a)	75	86,773
Engie SA, 5.88%, 04/10/54(a)	5	4,766
Entergy Arkansas LLC
2.65%, 06/15/51	70	39,356
3.35%, 06/15/52	45	28,994
4.20%, 04/01/49	40	30,641
5.75%, 06/01/54	40	37,832
5.75%, 01/15/56	50	47,215
Entergy Corp., 3.75%, 06/15/50	60	41,809
Entergy Louisiana LLC
2.90%, 03/15/51	65	38,618
3.10%, 06/15/41	55	40,294
4.20%, 09/01/48	100	76,619
4.20%, 04/01/50	65	49,284
4.75%, 09/15/52	65	53,678
4.95%, 01/15/45	85	74,324
5.65%, 04/15/56	90	83,657
49
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
5.70%, 03/15/54	$70	$65,623
5.80%, 03/15/55	45	42,616
6.20%, 09/15/56	45	44,964
Entergy Mississippi LLC
3.50%, 06/01/51	60	39,999
3.85%, 06/01/49	39	28,120
5.80%, 04/15/55	40	37,924
5.85%, 06/01/54	50	47,544
Entergy Texas, Inc.
3.55%, 09/30/49	45	30,794
4.50%, 03/30/39	25	22,114
5.00%, 09/15/52	40	33,846
5.55%, 09/15/54	35	32,036
5.80%, 09/01/53	25	23,815
Evergy Kansas Central, Inc.
3.25%, 09/01/49	30	19,633
3.45%, 04/15/50	10	6,763
4.10%, 04/01/43	30	24,277
4.13%, 03/01/42	51	42,090
4.25%, 12/01/45	20	15,932
5.70%, 03/15/53	35	33,341
Evergy Metro, Inc.
4.20%, 06/15/47	30	23,559
4.20%, 03/15/48	25	19,405
5.30%, 10/01/41	25	23,520
Series 2019, 4.13%, 04/01/49	40	31,092
Eversource Energy, 3.45%, 01/15/50	65	43,069
Exelon Corp.
4.10%, 03/15/52	45	32,705
4.45%, 04/15/46	85	67,749
4.70%, 04/15/50	85	68,164
5.10%, 06/15/45	50	43,740
5.60%, 03/15/53	75	68,157
5.88%, 03/15/55	65	61,354
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple, 7.25%, 01/31/41(f)	197	196,940
FirstEnergy Corp.
Series C, 3.40%, 03/01/50	105	68,266
Series C, 4.85%, 07/15/47	65	53,897
FirstEnergy Transmission LLC
4.55%, 04/01/49(a)	55	43,702
5.45%, 07/15/44(a)	45	41,181
Florida Power & Light Co.
2.88%, 12/04/51	65	38,704
3.15%, 10/01/49	50	32,183
3.70%, 12/01/47	60	43,340
3.80%, 12/15/42	55	43,010
3.95%, 03/01/48	70	52,599
3.99%, 03/01/49	45	33,642
4.05%, 06/01/42	75	61,195
4.05%, 10/01/44	80	62,844
4.13%, 02/01/42	55	45,467
4.13%, 06/01/48	65	49,791
5.25%, 02/01/41	30	28,425
5.30%, 04/01/53	100	89,502
5.60%, 06/15/54	110	103,007
5.60%, 02/15/66	100	91,088
5.65%, 02/01/37	55	55,943
5.69%, 03/01/40	35	34,847
5.70%, 03/15/55	120	113,898
5.75%, 06/01/56	90	85,927
Security	Par (000)	Value
Electric (continued)
5.80%, 03/15/65	$40	$37,658
5.90%, 06/01/66	100	95,281
5.95%, 02/01/38	55	56,584
5.96%, 04/01/39	40	40,933
Georgia Power Co.
4.30%, 03/15/42	85	71,379
4.30%, 03/15/43	45	37,276
5.13%, 05/15/52	75	66,098
5.50%, 10/01/55	30	27,595
Series 10-C, 4.75%, 09/01/40	65	58,820
Series A, 3.25%, 03/15/51	95	60,899
Series B, 3.70%, 01/30/50	75	52,962
Idaho Power Co.
5.50%, 03/15/53	15	13,917
5.70%, 03/15/55	25	23,565
5.80%, 04/01/54	15	14,427
Series K, 4.20%, 03/01/48	25	19,470
Indiana Michigan Power Co.
3.25%, 05/01/51	20	12,705
4.25%, 08/15/48	35	27,180
5.60%, 03/15/56	70	64,889
5.63%, 04/01/53	30	28,040
Series K, 4.55%, 03/15/46	31	25,696
Series L, 3.75%, 07/01/47	25	18,120
Indianapolis Power & Light Co.
4.05%, 05/01/46(a)	5	3,844
5.70%, 04/01/54(a)	45	42,316
Infraestructura Energetica Nova SAPI de CV, 4.75%, 01/15/51(f)	200	146,292
Interchile SA, 4.50%, 06/30/56(f)	200	161,053
Interstate Power and Light Co.
3.50%, 09/30/49	20	13,707
3.70%, 09/15/46	20	14,485
5.45%, 09/30/54	20	18,017
5.60%, 10/01/55	30	27,677
6.25%, 07/15/39	20	20,612
John Sevier Combined Cycle Generation LLC, 4.63%, 01/15/42	11	10,539
Johnsonville Aeroderivative Combustion Turbine Generation LLC, 5.08%, 10/01/54	5	4,465
Kentucky Utilities Co.
3.30%, 06/01/50	70	45,656
4.38%, 10/01/45	40	32,466
5.13%, 11/01/40	50	46,470
5.85%, 08/15/55	65	62,409
Louisville Gas and Electric Co.
4.25%, 04/01/49	40	31,126
5.85%, 08/15/55	80	76,721
Massachusetts Electric Co.
4.00%, 08/15/46(a)	75	56,045
5.87%, 02/26/54(a)	50	46,750
5.90%, 11/15/39(a)	60	59,634
6.24%, 07/20/56(a)	40	39,189
MidAmerican Energy Co.
2.70%, 08/01/52	45	26,065
3.15%, 04/15/50	80	51,278
3.65%, 08/01/48	70	49,961
3.95%, 08/01/47	30	22,603
4.25%, 05/01/46	55	43,792
4.25%, 07/15/49	115	89,583
4.40%, 10/15/44	65	53,604
Schedule of Investments
50

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
4.80%, 09/15/43	$25	$21,844
5.30%, 02/01/55	45	40,284
5.50%, 11/15/56	30	27,636
5.80%, 10/15/36	35	36,219
5.85%, 09/15/54	100	96,716
Minejesa Capital BV, 5.63%, 08/10/37(f)	200	188,778
Mississippi Power Co.
Series 12-A, 4.25%, 03/15/42	60	49,225
Series B, 3.10%, 07/30/51	25	15,481
Monongahela Power Co., 5.40%, 12/15/43(a)	60	55,433
Narragansett Electric Co. (The), 6.00%, 05/15/56(a)	65	63,153
Nevada Power Co.
5.90%, 05/01/53	35	33,706
6.00%, 03/15/54	70	68,214
Series EE, 3.13%, 08/01/50	20	12,675
Series R, 6.75%, 07/01/37	35	37,762
New England Power Co.
2.81%, 10/06/50(a)	20	11,602
3.80%, 12/05/47(a)	50	35,817
5.94%, 11/25/52(a)	15	14,390
NextEra Energy Capital Holdings, Inc.
3.00%, 01/15/52	80	47,027
5.11%, 09/29/57(a)	30	26,090
5.25%, 02/28/53	120	103,433
5.55%, 03/15/54	75	67,135
5.85%, 03/01/56	50	46,663
5.90%, 03/15/55	80	75,123
Series BB, 6.20%, 10/01/56, (5-year CMT + 1.77%)(c)	75	73,129
Series CC, 6.63%, 10/01/66, (5-year CMT + 1.69%)(c)	80	77,991
Niagara Mohawk Power Corp.
3.03%, 06/27/50(a)	60	36,125
4.12%, 11/28/42(a)	25	19,870
5.66%, 01/17/54(a)	75	67,990
5.78%, 09/16/52(a)	50	46,528
6.00%, 07/03/55(a)	85	80,965
Northern States Power Co.
2.60%, 06/01/51	63	36,582
2.90%, 03/01/50	85	53,407
3.20%, 04/01/52	55	36,132
3.40%, 08/15/42	36	26,917
3.60%, 09/15/47	75	53,979
4.50%, 06/01/52	60	47,954
5.10%, 05/15/53	50	43,537
5.35%, 11/01/39	35	34,060
5.40%, 03/15/54	75	68,599
5.55%, 05/15/56	70	64,897
5.65%, 06/15/54	35	33,016
5.65%, 05/15/55	45	42,346
6.20%, 07/01/37	20	21,067
NSTAR Electric Co.
3.10%, 06/01/51	70	44,215
4.40%, 03/01/44	40	33,380
4.55%, 06/01/52	50	40,231
4.95%, 09/15/52	45	38,483
5.50%, 03/15/40	20	19,484
Oglethorpe Power Corp.
3.75%, 08/01/50	35	24,131
4.50%, 04/01/47	60	47,964
5.05%, 10/01/48	60	51,510
Security	Par (000)	Value
Electric (continued)
5.25%, 09/01/50	$35	$30,667
5.38%, 11/01/40	40	38,042
5.80%, 06/01/54	35	32,677
5.90%, 02/01/55	30	28,409
5.95%, 11/01/39	37	37,282
6.20%, 12/01/53	40	39,539
Ohio Power Co.
4.00%, 06/01/49	30	21,913
4.15%, 04/01/48	60	45,223
Oklahoma Gas and Electric Co.
3.85%, 08/15/47	15	11,088
4.15%, 04/01/47	15	11,629
5.60%, 04/01/53	85	79,285
5.80%, 04/01/55	25	23,929
5.90%, 04/01/56	65	62,993
Oncor Electric Delivery Co. LLC
2.70%, 11/15/51	45	25,298
3.10%, 09/15/49	90	56,509
3.70%, 05/15/50	20	13,963
3.75%, 04/01/45	70	52,253
3.80%, 09/30/47	45	32,988
3.80%, 06/01/49	65	46,397
4.10%, 11/15/48	45	34,052
4.55%, 12/01/41	55	47,391
4.60%, 06/01/52	30	23,932
4.95%, 09/15/52	100	84,501
5.25%, 09/30/40	30	28,181
5.30%, 06/01/42	40	37,344
5.35%, 10/01/52	35	31,530
5.55%, 06/15/54	65	59,928
5.80%, 04/01/55	50	47,713
5.90%, 03/15/56(a)	90	86,901
7.50%, 09/01/38	25	28,991
Pacific Gas and Electric Co.
3.30%, 08/01/40	105	76,668
3.50%, 08/01/50	215	137,058
3.75%, 08/15/42	50	36,762
3.95%, 12/01/47	105	73,773
4.00%, 12/01/46	40	28,915
4.20%, 06/01/41	70	55,440
4.25%, 03/15/46	35	26,472
4.30%, 03/15/45	80	61,320
4.45%, 04/15/42	50	40,391
4.50%, 07/01/40	165	136,950
4.60%, 06/15/43	25	20,283
4.75%, 02/15/44	55	45,170
4.95%, 07/01/50	290	231,186
5.25%, 03/01/52	75	63,039
5.90%, 10/01/54	20	18,148
6.00%, 05/01/56	85	77,548
6.10%, 10/15/55	90	83,316
6.15%, 03/01/55	75	70,556
6.30%, 08/15/56	60	56,985
6.70%, 04/01/53	65	65,797
6.75%, 01/15/53	160	160,401
PacifiCorp
2.90%, 06/15/52	125	70,840
3.30%, 03/15/51	50	30,852
4.10%, 02/01/42	55	42,858
4.13%, 01/15/49	80	58,224
4.15%, 02/15/50	40	29,023
51
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
5.35%, 12/01/53	$120	$102,767
5.50%, 05/15/54	125	109,365
5.75%, 04/01/37	50	48,976
5.80%, 01/15/55	80	72,620
6.00%, 01/15/39	55	54,630
6.25%, 10/15/37	60	61,108
6.35%, 07/15/38	25	25,523
PECO Energy Co.
2.80%, 06/15/50	35	20,776
2.85%, 09/15/51	35	20,621
3.00%, 09/15/49	40	25,030
3.05%, 03/15/51	50	30,940
3.70%, 09/15/47	50	36,128
3.90%, 03/01/48	100	74,275
4.15%, 10/01/44	70	55,849
4.38%, 08/15/52	10	7,754
4.60%, 05/15/52	40	32,168
5.25%, 09/15/54	30	26,608
5.65%, 09/15/55	40	37,577
5.95%, 10/01/36	15	15,496
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.88%, 07/17/49(f)	200	155,185
6.15%, 05/21/48(f)	200	185,135
PG&E Recovery Funding LLC, Series A-2, 5.23%, 06/01/42	450	438,939
PG&E Wildfire Recovery Funding LLC, Series A-5, 5.10%, 06/01/54	648	570,359
Potomac Electric Power Co.
4.15%, 03/15/43	70	56,712
5.50%, 03/15/54	50	45,976
6.50%, 11/15/37	40	42,773
PPL Electric Utilities Corp.
3.00%, 10/01/49	30	18,855
3.95%, 06/01/47	35	26,493
4.13%, 06/15/44	65	52,027
4.15%, 10/01/45	45	35,615
4.15%, 06/15/48	75	58,106
4.75%, 07/15/43	50	44,537
5.25%, 05/15/53	85	75,870
5.55%, 08/15/55	65	60,563
5.75%, 05/15/56	50	47,667
6.25%, 05/15/39	10	10,484
Progress Energy, Inc., 6.00%, 12/01/39	45	45,370
Public Service Co. of Colorado
3.60%, 09/15/42	45	34,135
3.80%, 06/15/47	20	14,639
4.05%, 09/15/49	45	33,663
4.10%, 06/15/48	35	26,777
4.30%, 03/15/44	50	40,996
4.50%, 06/01/52	55	43,367
5.25%, 04/01/53	95	83,508
5.75%, 05/15/54	65	61,389
5.85%, 05/15/55	35	33,459
6.20%, 08/15/56	40	39,957
6.50%, 08/01/38	40	42,549
Series 17, 6.25%, 09/01/37	36	37,585
Series 34, 3.20%, 03/01/50	65	41,672
Series 36, 2.70%, 01/15/51	60	34,398
Security	Par (000)	Value
Electric (continued)
Public Service Co. of New Hampshire
3.60%, 07/01/49	$35	$24,509
5.15%, 01/15/53	35	30,907
Public Service Co. of Oklahoma
Series K, 3.15%, 08/15/51	20	12,555
Series P, 6.30%, 08/15/56	55	54,704
Public Service Electric and Gas Co.
2.05%, 08/01/50	35	17,779
2.70%, 05/01/50	30	17,619
3.00%, 03/01/51	40	24,884
3.15%, 01/01/50	35	22,521
3.20%, 08/01/49	45	29,338
3.60%, 12/01/47	55	39,309
3.80%, 03/01/46	75	56,226
3.85%, 05/01/49	50	36,602
3.95%, 05/01/42	65	52,435
4.05%, 05/01/48	5	3,813
5.13%, 03/15/53	70	61,738
5.30%, 08/01/54	50	45,071
5.45%, 08/01/53	65	59,860
5.45%, 03/01/54	65	59,925
5.50%, 03/01/40	30	29,315
5.80%, 05/01/37	25	25,708
Series R, 5.63%, 01/01/56	35	32,943
Series R, 6.05%, 08/01/56	35	34,966
Puget Energy, Inc., 7.25%, 09/15/56, (5-year CMT + 2.85%)(c)	25	25,012
Puget Sound Energy, Inc.
2.89%, 09/15/51	30	17,916
3.25%, 09/15/49	45	29,316
4.22%, 06/15/48	53	41,159
4.30%, 05/20/45	30	24,059
5.45%, 06/01/53	30	27,442
5.60%, 09/15/55	80	74,156
5.64%, 04/15/41	16	15,597
5.69%, 06/15/54	40	37,686
5.76%, 10/01/39	25	24,986
5.80%, 03/15/40	25	24,810
6.27%, 03/15/37	30	31,780
RWE Finance U.S. LLC
5.88%, 09/18/55(a)	165	152,228
6.25%, 04/16/54(a)	10	9,722
San Diego Gas & Electric Co.
3.70%, 03/15/52	45	31,060
4.15%, 05/15/48	45	34,245
4.50%, 08/15/40	45	39,106
5.35%, 04/01/53	50	44,303
5.55%, 04/15/54	80	73,137
6.00%, 06/01/39	20	20,305
Series EEEE, 5.95%, 03/15/56	40	38,600
Series RRR, 3.75%, 06/01/47	35	25,496
Series TTT, 4.10%, 06/15/49	35	26,187
Series UUU, 3.32%, 04/15/50	45	29,046
Series WWW, 2.95%, 08/15/51	80	48,512
Saudi Electricity Global Sukuk Co. 2, 5.06%, 04/08/43(f)	200	184,742
Saudi Electricity Global Sukuk Co. 3, 5.50%, 04/08/44(f)	200	192,241
Sempra
3.80%, 02/01/38	70	57,581
4.00%, 02/01/48	45	32,606
Schedule of Investments
52

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
6.00%, 10/15/39	$65	$64,676
Sierra Pacific Power Co., 5.90%, 03/15/54	55	52,893
Sociedad Transmisora Metropolitana SpA, 6.39%, 12/15/55(f)	190	190,633
Southern California Edison Co.
3.45%, 02/01/52	65	40,921
3.65%, 02/01/50	125	82,402
4.00%, 04/01/47	195	138,626
4.05%, 03/15/42	66	51,376
4.50%, 09/01/40	35	29,137
4.65%, 10/01/43	50	40,736
5.50%, 03/15/40	60	55,791
5.70%, 03/01/53	30	26,590
5.75%, 04/15/54	55	48,899
5.88%, 12/01/53	80	72,513
5.90%, 03/01/55	40	36,487
6.05%, 03/15/39	45	44,484
6.20%, 09/15/55	70	66,027
Series 06-E, 5.55%, 01/15/37	30	29,161
Series 08-A, 5.95%, 02/01/38	46	45,435
Series 13-A, 3.90%, 03/15/43	55	40,940
Series 20A, 2.95%, 02/01/51	90	51,674
Series B, 4.88%, 03/01/49	50	40,254
Series C, 3.60%, 02/01/45	60	41,351
Series C, 4.13%, 03/01/48	80	57,681
Series E, 5.45%, 06/01/52	40	34,445
Series H, 3.65%, 06/01/51	60	39,437
Southern Co. (The), 4.40%, 07/01/46	195	157,604
Southern Power Co.
5.15%, 09/15/41	70	64,085
5.25%, 07/15/43	40	36,189
Series F, 4.95%, 12/15/46	55	46,953
Southwestern Electric Power Co.
3.25%, 11/01/51(b)	80	50,427
5.90%, 04/01/56	50	46,997
6.20%, 03/15/40	40	40,860
Series J, 3.90%, 04/01/45	60	44,471
Series L, 3.85%, 02/01/48	35	24,913
Southwestern Public Service Co.
3.40%, 08/15/46	50	34,964
3.70%, 08/15/47	55	39,682
3.75%, 06/15/49	40	28,274
4.50%, 08/15/41	50	43,325
5.88%, 08/15/56	50	47,716
6.00%, 06/01/54	50	48,781
Series 6, 4.40%, 11/15/48	40	31,899
Series 8, 3.15%, 05/01/50	75	47,982
Star Energy Geothermal Darajat II/Star Energy Geothermal Salak, 4.85%, 10/14/38(f)	200	186,093
State Grid Overseas Investment 2014 Ltd., 4.85%, 05/07/44(f)	200	190,131
Tampa Electric Co.
3.45%, 03/15/51	29	19,524
3.63%, 06/15/50	20	13,908
4.10%, 06/15/42	10	8,174
4.30%, 06/15/48	28	22,068
4.35%, 05/15/44	24	19,629
4.45%, 06/15/49	25	19,944
5.00%, 07/15/52	20	17,233
Tierra Mojada Luxembourg II SARL, 5.75%, 12/01/40(f)	164	155,389
Security	Par (000)	Value
Electric (continued)
Toledo Edison Co. (The), 6.15%, 05/15/37	$26	$27,361
TransAlta Corp., 6.50%, 03/15/40	30	28,820
Tri-State Generation & Transmission Association, Inc., 6.00%, 06/15/40(a)	30	29,321
Tucson Electric Power Co.
3.25%, 05/01/51	40	25,950
4.00%, 06/15/50	15	11,090
4.85%, 12/01/48	15	12,707
5.50%, 04/15/53	20	18,370
5.90%, 04/15/55	20	19,349
Union Electric Co.
2.63%, 03/15/51	75	42,920
3.25%, 10/01/49	40	26,077
3.65%, 04/15/45	50	36,849
3.90%, 09/15/42	50	39,649
3.90%, 04/01/52	35	25,341
4.00%, 04/01/48	25	18,857
5.13%, 03/15/55	45	39,284
5.25%, 01/15/54	40	35,418
5.30%, 08/01/37	40	39,387
5.45%, 03/15/53	65	59,600
5.55%, 03/15/56	65	60,041
5.75%, 09/15/56	50	47,497
8.45%, 03/15/39	26	32,300
Virginia Electric and Power Co.
2.45%, 12/15/50	140	75,507
2.95%, 11/15/51	110	65,300
3.30%, 12/01/49	75	48,667
4.00%, 01/15/43	80	63,233
4.45%, 02/15/44	80	66,269
4.60%, 12/01/48	25	20,373
5.35%, 01/15/54	70	62,049
5.55%, 08/15/54	15	13,681
5.65%, 03/15/55	50	46,380
5.70%, 08/15/53	60	56,014
5.70%, 03/15/56	115	107,270
6.30%, 08/15/56	50	50,469
6.35%, 11/30/37	30	31,406
8.88%, 11/15/38	60	75,849
Series A, 6.00%, 05/15/37	55	56,229
Series B, 3.80%, 09/15/47	84	61,076
Series B, 4.20%, 05/15/45	50	39,380
Series C, 4.00%, 11/15/46	75	56,724
Series C, 4.63%, 05/15/52	45	35,984
Series D, 4.65%, 08/15/43	85	72,554
Series D, 5.60%, 09/15/55	45	41,436
Wisconsin Electric Power Co.
4.30%, 10/15/48	35	27,659
5.05%, 10/01/54	35	30,516
5.65%, 03/15/56	50	47,552
5.70%, 12/01/36	15	15,410
Wisconsin Power and Light Co.
3.65%, 04/01/50	35	24,067
5.70%, 12/15/55	55	51,388
6.38%, 08/15/37	25	26,269
Wisconsin Public Service Corp.
2.85%, 12/01/51	40	23,755
3.30%, 09/01/49	15	9,974
3.67%, 12/01/42	30	23,229
4.75%, 11/01/44	40	34,666
6.05%, 08/15/56	35	34,755
53
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Xcel Energy, Inc., 3.50%, 12/01/49	$70	$47,253
		34,269,242
Electrical Components & Equipment — 0.0%
ABB Finance USA, Inc., 4.38%, 05/08/42	40	34,159
Electronics — 0.1%
Amphenol Corp.
5.30%, 11/15/55	140	126,890
5.38%, 11/15/54	5	4,609
Emerson Electric Co.
2.75%, 10/15/50	60	36,186
2.80%, 12/21/51	90	53,676
5.25%, 11/15/39	30	29,411
Fortive Corp., 4.30%, 06/15/46	55	43,306
Honeywell International, Inc.
2.80%, 06/01/50	105	64,056
3.81%, 11/21/47	80	59,270
Tyco Electronics Group SA, 7.13%, 10/01/37	45	50,527
		467,931
Energy - Alternate Sources — 0.0%
Topaz Solar Farms LLC, 5.75%, 09/30/39(a)	64	63,448
Engineering & Construction — 0.1%
Aeropuerto Internacional de Tocumen SA, 4.00%, 08/11/41(f)	200	168,726
Cellnex Finance Co. SA, 3.88%, 07/07/41(a)	10	7,762
LBJ Infrastructure Group LLC, 3.80%, 12/31/57(a)	65	44,747
Mexico City Airport Trust, 5.50%, 07/31/47(f)	200	170,898
WSP Global, Inc., 5.71%, 09/18/36(a)	65	62,668
		454,801
Environmental Control — 0.1%
Republic Services, Inc.
3.05%, 03/01/50	55	35,213
5.70%, 05/15/41	40	40,115
6.20%, 03/01/40	60	63,097
Waste Connections, Inc.
2.95%, 01/15/52	90	55,189
3.05%, 04/01/50	60	38,244
Waste Management, Inc.
2.50%, 11/15/50	50	28,528
2.95%, 06/01/41	30	21,895
4.10%, 03/01/45	40	32,443
4.15%, 07/15/49	75	58,621
5.35%, 10/15/54	120	110,827
		484,172
Food — 0.9%
Campbell's Company (The)
3.13%, 04/24/50	50	29,215
4.80%, 03/15/48	60	47,114
5.25%, 10/13/54	30	24,293
Conagra Brands, Inc.
5.30%, 11/01/38	98	90,272
5.40%, 11/01/48	95	80,812
Flowers Foods, Inc., 6.20%, 03/15/55	20	15,992
General Mills, Inc.
3.00%, 02/01/51	40	24,607
4.15%, 02/15/43	35	27,867
4.70%, 04/17/48(b)	30	24,703
5.40%, 06/15/40	65	61,942
Grupo Bimbo SAB de CV, 4.00%, 09/06/49(f)	200	146,023
Security	Par (000)	Value
Food (continued)
Hershey Co. (The)
2.65%, 06/01/50	$25	$14,710
3.13%, 11/15/49	76	49,334
3.38%, 08/15/46	5	3,515
Hormel Foods Corp., 3.05%, 06/03/51	60	37,396
Indofood CBP Sukses Makmur Tbk PT, 4.75%, 06/09/51(f)	200	155,542
Ingredion, Inc., 3.90%, 06/01/50	40	28,704
J M Smucker Co. (The)
4.38%, 03/15/45	61	49,444
6.50%, 11/15/43	70	73,472
6.50%, 11/15/53(b)	90	94,721
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings
4.38%, 02/02/52	100	72,476
5.63%, 03/10/37(a)	50	48,612
6.25%, 03/01/56	115	108,308
6.38%, 02/25/55	75	71,497
6.38%, 04/15/66	130	122,049
6.40%, 05/10/57(a)	60	57,563
6.50%, 12/01/52	150	145,802
7.25%, 11/15/53	85	89,859
Kellanova
4.50%, 04/01/46	70	58,035
5.75%, 05/16/54	30	28,535
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40	57	54,632
Kraft Heinz Foods Co.
4.38%, 06/01/46	58	45,026
4.63%, 10/01/39	51	44,160
4.88%, 10/01/49	135	109,823
5.00%, 06/04/42	180	157,754
5.20%, 07/15/45	170	147,306
5.50%, 06/01/50	60	52,907
6.50%, 02/09/40	55	56,561
6.88%, 01/26/39	75	80,173
7.13%, 08/01/39(a)	75	81,096
Kroger Co. (The)
3.88%, 10/15/46	50	36,808
3.95%, 01/15/50	85	61,381
4.45%, 02/01/47	95	75,620
4.65%, 01/15/48	45	36,622
5.00%, 04/15/42	30	27,009
5.15%, 08/01/43	45	40,570
5.40%, 07/15/40	35	33,224
5.40%, 01/15/49	45	40,546
5.50%, 09/15/54	180	161,540
5.65%, 09/15/64	150	134,246
6.90%, 04/15/38	21	23,034
Mars, Inc.
2.38%, 07/16/40(a)	85	57,840
2.45%, 07/16/50(a)	40	22,042
3.88%, 04/01/39(a)	85	71,482
3.95%, 04/01/44(a)	60	46,810
3.95%, 04/01/49(a)	85	63,803
4.13%, 04/01/54(a)	53	39,689
4.20%, 04/01/59(a)	80	59,176
5.65%, 05/01/45(a)	265	254,407
5.70%, 05/01/55(a)	430	405,961
5.80%, 05/01/65(a)	80	75,775
McCormick & Co., Inc., 4.20%, 08/15/47	31	23,755
Mondelez International, Inc., 2.63%, 09/04/50	120	69,258
Schedule of Investments
54

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Food (continued)
Nestle Holdings, Inc.
2.63%, 09/14/51(a)	$55	$32,520
3.90%, 09/24/38(a)	150	131,288
4.00%, 09/24/48(a)	30	23,221
4.70%, 01/15/53(a)	150	127,810
Sysco Corp.
3.15%, 12/14/51	70	42,633
3.30%, 02/15/50	40	25,504
4.45%, 03/15/48	55	42,915
4.50%, 04/01/46	45	35,934
4.85%, 10/01/45	48	40,512
6.60%, 04/01/40	35	36,523
6.60%, 04/01/50(b)	109	110,990
Tesco PLC, 6.15%, 11/15/37(a)	35	35,007
Tyson Foods, Inc.
4.55%, 06/02/47	70	57,285
5.10%, 09/28/48	140	121,679
5.15%, 08/15/44	45	40,399
		5,476,670
Forest Products & Paper — 0.1%
Celulosa Arauco y Constitucion SA, 5.50%, 11/02/47	45	38,457
International Paper Co.
4.35%, 08/15/48(b)	72	55,368
4.40%, 08/15/47	64	50,160
4.80%, 06/15/44	75	63,393
5.15%, 05/15/46	45	39,234
6.00%, 11/15/41	50	49,694
7.30%, 11/15/39	10	11,066
Suzano Austria GmbH, 7.00%, 03/16/47(f)	200	209,380
		516,752
Gas — 0.4%
Atmos Energy Corp.
2.85%, 02/15/52	80	47,497
3.38%, 09/15/49	60	40,545
4.13%, 10/15/44	55	44,299
4.13%, 03/15/49	70	53,878
4.15%, 01/15/43	70	57,604
4.30%, 10/01/48	65	51,736
5.00%, 12/15/54	10	8,612
5.45%, 01/15/56	45	41,491
5.50%, 06/15/41	45	44,036
5.75%, 10/15/52	65	62,591
6.20%, 11/15/53	50	51,001
Boston Gas Co.
4.49%, 02/15/42(a)	30	24,945
6.12%, 07/20/53(a)	50	47,729
Brooklyn Union Gas Co. (The)
4.27%, 03/15/48(a)	38	28,539
4.49%, 03/04/49(a)	45	34,656
4.50%, 03/10/46(a)	55	43,744
6.42%, 07/18/54(a)	75	73,684
CenterPoint Energy Resources Corp., 5.85%, 01/15/41	35	34,857
East Ohio Gas Co. (The), 3.00%, 06/15/50(a)	70	42,367
KeySpan Gas East Corp.
3.59%, 01/18/52(a)	60	38,502
5.82%, 04/01/41(a)	50	48,157
NiSource, Inc.
3.95%, 03/30/48	85	62,242
4.38%, 05/15/47	65	51,217
Security	Par (000)	Value
Gas (continued)
4.80%, 02/15/44	$90	$77,387
5.00%, 06/15/52	45	37,926
5.25%, 02/15/43	10	9,129
5.65%, 02/01/45	60	56,475
5.85%, 04/01/55	160	150,517
5.95%, 06/15/41	40	39,607
ONE Gas, Inc.
4.50%, 11/01/48	15	12,221
4.66%, 02/01/44	100	85,922
Piedmont Natural Gas Co., Inc.
3.35%, 06/01/50	55	35,882
3.64%, 11/01/46	40	28,247
4.65%, 08/01/43	20	16,825
5.05%, 05/15/52	50	43,224
Southern California Gas Co.
3.75%, 09/15/42	35	26,839
5.13%, 11/15/40	35	32,598
5.60%, 04/01/54	60	54,977
5.75%, 06/01/53	30	28,104
5.90%, 06/01/56	80	76,076
6.00%, 06/15/55	55	53,463
6.35%, 11/15/52	65	66,000
Series UU, 4.13%, 06/01/48	45	34,115
Series VV, 4.30%, 01/15/49	60	46,628
Series WW, 3.95%, 02/15/50	45	32,565
Southern Co. Gas Capital Corp.
3.95%, 10/01/46	35	26,161
4.40%, 06/01/43	44	36,360
4.40%, 05/30/47	65	51,610
5.88%, 03/15/41	56	55,864
Series 21A, 3.15%, 09/30/51	75	47,034
Southwest Gas Corp.
3.18%, 08/15/51	60	38,406
3.80%, 09/29/46	20	14,607
4.15%, 06/01/49	50	37,767
Spire Missouri, Inc., 3.30%, 06/01/51	10	6,581
Washington Gas Light Co.
3.65%, 09/15/49	52	35,823
Series K, 3.80%, 09/15/46	45	33,184
WGL Holdings, Inc., 4.60%, 11/01/44	15	11,737
		2,473,790
Hand & Machine Tools — 0.0%
Snap-on, Inc.
3.10%, 05/01/50	75	48,196
4.10%, 03/01/48	30	23,217
Stanley Black & Decker, Inc.
2.75%, 11/15/50	91	51,935
4.85%, 11/15/48	40	33,462
5.20%, 09/01/40	40	36,684
		193,494
Health Care - Products — 0.5%
Abbott Laboratories
4.75%, 11/30/36	174	166,045
4.75%, 03/15/38	160	150,141
4.75%, 04/15/43	30	26,666
4.90%, 11/30/46	255	226,410
5.30%, 05/27/40	55	53,701
5.50%, 03/15/56	340	318,407
5.60%, 03/15/66	255	237,898
6.00%, 04/01/39	75	78,388
55
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Products (continued)
6.15%, 11/30/37	$68	$72,305
Alcon Finance Corp.
3.80%, 09/23/49(a)	50	35,533
5.75%, 12/06/52(a)	20	18,880
Boston Scientific Corp.
4.55%, 03/01/39	55	49,671
4.70%, 03/01/49(b)	64	54,391
7.38%, 01/15/40	35	40,332
Danaher Corp.
2.60%, 10/01/50	90	51,524
2.80%, 12/10/51	100	59,198
4.38%, 09/15/45	50	41,260
DH Europe Finance II SARL
3.25%, 11/15/39	100	77,999
3.40%, 11/15/49	76	51,458
GE HealthCare Technologies, Inc., 6.38%, 11/22/52	100	101,954
Koninklijke Philips NV
5.00%, 03/15/42	45	40,097
6.88%, 03/11/38	55	59,699
Medtronic, Inc.
4.00%, 04/01/43	10	8,105
4.63%, 03/15/45	184	159,315
Revvity, Inc., 3.63%, 03/15/51	40	27,272
Solventum Corp., 5.90%, 04/30/54	115	108,210
STERIS Irish FinCo UnLtd Co., 3.75%, 03/15/51	65	44,347
Stryker Corp.
2.90%, 06/15/50	70	43,678
4.10%, 04/01/43	35	28,329
4.38%, 05/15/44	25	20,724
4.63%, 03/15/46	105	88,920
Thermo Fisher Scientific, Inc.
2.80%, 10/15/41	180	126,614
4.10%, 08/15/47	86	67,812
4.89%, 10/07/37	75	71,607
5.30%, 02/01/44	40	37,500
5.40%, 08/10/43	45	42,874
5.55%, 02/12/46	35	33,351
Zimmer Biomet Holdings, Inc.
4.45%, 08/15/45	40	33,662
5.75%, 11/30/39	45	44,732
		2,999,009
Health Care - Services — 2.1%
AdventHealth Obligated Group, Series E, 2.80%, 11/15/51	35	20,780
Adventist Health System/West, 3.63%, 03/01/49	30	20,345
Advocate Health & Hospitals Corp.
3.39%, 10/15/49	47	32,132
4.27%, 08/15/48	41	32,770
Series 2020, 3.01%, 06/15/50	30	18,928
Aetna, Inc.
3.88%, 08/15/47	5	3,618
4.50%, 05/15/42	60	50,326
4.75%, 03/15/44	50	41,698
6.75%, 12/15/37	50	53,304
AHS Hospital Corp.
5.02%, 07/01/45	45	40,504
Series 2021, 2.78%, 07/01/51	40	23,724
Allina Health System
2.90%, 11/15/51(b)	15	9,304
Series 2019, 3.89%, 04/15/49	45	33,439
Security	Par (000)	Value
Health Care - Services (continued)
Ascension Health
3.95%, 11/15/46	$115	$88,935
4.85%, 11/15/53	50	42,883
Series B, 3.11%, 11/15/39	80	61,312
Banner Health
2.91%, 01/01/42	25	17,815
2.91%, 01/01/51	30	18,167
Series 2020, 3.18%, 01/01/50	30	19,650
Baptist Health South Florida Obligated Group, Series 2021, 3.12%, 11/15/71	5	2,659
Baptist Healthcare System Obligated Group, Series 20B, 3.54%, 08/15/50	50	34,191
BayCare Health System, Inc., Series 2020, 3.83%, 11/15/50	50	36,695
Baylor Scott & White Holdings
3.97%, 11/15/46	15	11,791
4.19%, 11/15/45	55	44,796
Series 2021, 2.84%, 11/15/50	85	51,685
Beth Israel Lahey Health, Inc., Series L, 3.08%, 07/01/51	10	6,232
Catholic Health Services of Long Island Obligated Group, Series 2020, 3.37%, 07/01/50	20	13,121
Children's Health System of Texas, 2.51%, 08/15/50	30	16,935
Children's Hospital Corp. (The)
Series 2017, 4.12%, 01/01/47	35	28,366
Series 2020, 2.59%, 02/01/50	35	20,484
Children's Hospital Medical Center/Cincinnati OH, 4.27%, 05/15/44	30	24,915
Children's Hospital of Philadelphia (The), Series 2020, 2.70%, 07/01/50	10	5,936
Children's Hospital/DC, Series 2020, 2.93%, 07/15/50	30	18,785
Cigna Group (The)
3.20%, 03/15/40	65	49,028
3.40%, 03/15/50	95	62,663
3.40%, 03/15/51	165	107,988
3.88%, 10/15/47	105	76,808
4.80%, 08/15/38	209	192,122
4.80%, 07/15/46	95	80,168
4.90%, 12/15/48	260	219,156
5.60%, 02/15/54	150	137,954
6.00%, 01/15/56	75	72,977
6.13%, 11/15/41	61	61,702
City of Hope
Series 2013, 5.62%, 11/15/43	25	23,667
Series 2018, 4.38%, 08/15/48	40	31,433
Cleveland Clinic Foundation (The), 4.86%, 01/01/2114	52	41,853
CommonSpirit Health
3.82%, 10/01/49	72	51,692
3.91%, 10/01/50	75	53,664
4.19%, 10/01/49	101	76,036
4.35%, 11/01/42	90	75,916
5.55%, 12/01/54	20	18,219
5.66%, 09/01/55	30	27,789
6.46%, 11/01/52	40	41,456
Community Health Network, Inc., Series 20-A, 3.10%, 05/01/50	15	9,192
Corewell Health Obligated Group, Series 19A, 3.49%, 07/15/49	35	23,981
Cottage Health Obligated Group, Series 2020, 3.30%, 11/01/49	55	36,691
Schedule of Investments
56

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
Dartmouth-Hitchcock Health, Series B, 4.18%, 08/01/48	$30	$22,909
Dignity Health, 4.50%, 11/01/42	40	33,747
Duke University Health System, Inc., Series 2017, 3.92%, 06/01/47	60	46,010
Elevance Health, Inc.
3.13%, 05/15/50	105	64,957
3.60%, 03/15/51	170	114,311
3.70%, 09/15/49	95	65,869
4.38%, 12/01/47	83	65,081
4.55%, 03/01/48	95	76,254
4.55%, 05/15/52	50	39,210
4.63%, 05/15/42	110	94,251
4.65%, 01/15/43	70	59,769
4.65%, 08/15/44	95	79,583
5.10%, 01/15/44	56	49,702
5.13%, 02/15/53	120	102,267
5.65%, 06/15/54	100	91,739
5.70%, 02/15/55	135	124,691
5.70%, 09/15/55(b)	25	23,224
5.85%, 11/01/64	85	78,950
6.10%, 10/15/52	40	39,009
6.38%, 06/15/37	40	41,975
Franciscan Missionaries of Our Lady Health System, Inc., Series B, 3.91%, 07/01/49	5	3,607
Fred Hutchinson Cancer Center, 4.97%, 01/01/52	10	8,632
Hackensack Meridian Health, Inc.
4.21%, 07/01/48	35	27,911
4.50%, 07/01/57	40	31,609
Series 2020, 2.68%, 09/01/41	10	6,951
Series 2020, 2.88%, 09/01/50	68	41,454
HCA, Inc.
3.50%, 07/15/51	150	96,344
4.38%, 03/15/42	65	53,799
4.63%, 03/15/52	205	158,699
5.13%, 06/15/39	45	41,678
5.25%, 06/15/49	185	158,962
5.50%, 06/15/47	155	138,974
5.70%, 11/15/55	80	72,217
5.90%, 06/01/53	115	106,835
5.95%, 09/15/54	95	88,753
6.00%, 04/01/54	155	146,158
6.10%, 04/01/64	65	61,280
6.20%, 03/01/55	130	125,664
Health Care Service Corp. A Mutual Legal Reserve Co.
3.20%, 06/01/50(a)	95	58,930
5.88%, 06/15/54(a)	100	91,771
Hoag Memorial Hospital Presbyterian, 3.80%, 07/15/52	25	18,045
Horsehoe Funding Trust II, 6.89%, 11/15/55(a)	40	40,243
Humana, Inc.
3.95%, 08/15/49	55	38,302
4.63%, 12/01/42	46	37,807
4.80%, 03/15/47	45	36,003
4.95%, 10/01/44	70	58,870
5.50%, 03/15/53	80	69,315
5.75%, 04/15/54	115	102,833
6.00%, 05/01/55	35	32,360
Indiana University Health, Inc. Obligated Group
3.97%, 11/01/48	40	30,474
Security	Par (000)	Value
Health Care - Services (continued)
Series 2021, 2.85%, 11/01/51	$25	$15,033
Inova Health System Foundation, 4.07%, 05/15/52	25	18,930
Integris Baptist Medical Center, Inc., Series A, 3.88%, 08/15/50	45	32,180
Iowa Health System, Series 2020, 3.67%, 02/15/50	35	25,512
Johns Hopkins Health System Corp. (The), 3.84%, 05/15/46	60	45,822
Kaiser Foundation Hospitals
4.15%, 05/01/47	129	101,946
4.88%, 04/01/42	55	50,258
Series 2019, 3.27%, 11/01/49	105	69,649
Series 2021, 2.81%, 06/01/41	160	114,055
Series 2021, 3.00%, 06/01/51	120	74,455
Laboratory Corp. of America Holdings, 4.70%, 02/01/45	88	76,336
Mass General Brigham, Inc.
Series 2015, 4.12%, 07/01/55(b)	30	22,605
Series 2017, 3.77%, 07/01/48	25	18,440
Series 2020, 3.19%, 07/01/49	40	26,257
Series 2020, 3.34%, 07/01/60	55	34,157
Mayo Clinic
3.77%, 11/15/43	65	52,768
Series 2013, 4.00%, 11/15/47	25	19,614
Series 2016, 4.13%, 11/15/52	30	23,265
Series 2021, 3.20%, 11/15/61	60	36,144
McLaren Health Care Corp., Series A, 4.39%, 05/15/48	40	31,921
MedStar Health, Inc., Series 20A, 3.63%, 08/15/49	30	21,038
Memorial Health Services, 3.45%, 11/01/49	35	23,191
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/52	45	34,550
5.00%, 07/01/42	40	37,005
Series 2015, 4.20%, 07/01/55	10	7,629
Series 2020, 2.96%, 01/01/50	50	31,508
Methodist Hospital (The), Series 20A, 2.71%, 12/01/50	15	8,796
Montefiore Obligated Group
4.29%, 09/01/50	25	17,081
Series 18-C, 5.25%, 11/01/48	50	39,334
Mount Nittany Medical Center Obligated Group, 3.80%, 11/15/52	30	21,308
Mount Sinai Hospital (The)
Series 2019, 3.74%, 07/01/49	5	3,291
Series 2020, 3.39%, 07/01/50	10	6,149
MyMichigan Health, Series 2020, 3.41%, 06/01/50	40	27,264
Nationwide Children's Hospital, Inc., 4.56%, 11/01/52	20	16,474
New York and Presbyterian Hospital (The)
2.26%, 08/01/40	35	23,734
2.61%, 08/01/60(b)	40	20,826
4.02%, 08/01/45	65	51,865
4.06%, 08/01/56	15	11,203
Series 2019, 3.95%, 08/01/2119	70	45,559
Northwell Healthcare, Inc.
3.81%, 11/01/49	30	21,300
3.98%, 11/01/46	85	64,934
4.26%, 11/01/47	80	62,993
Northwestern Memorial Healthcare Obligated Group, Series 2021, 2.63%, 07/15/51	10	5,894
Novant Health, Inc.
2.64%, 11/01/36	65	51,168
3.17%, 11/01/51	85	53,552
57
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
3.32%, 11/01/61	$25	$14,988
NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery, Series 2020, 2.67%, 10/01/50	5	2,932
NYU Langone Hospitals
4.37%, 07/01/47	70	58,227
4.78%, 07/01/44	25	21,947
5.75%, 07/01/43	15	14,873
Series 2020, 3.38%, 07/01/55(b)	40	25,907
OhioHealth Corp.
2.83%, 11/15/41	10	7,122
Series 2020, 3.04%, 11/15/50	50	33,094
Orlando Health Obligated Group
3.33%, 10/01/50	30	20,256
4.09%, 10/01/48	30	23,260
PeaceHealth Obligated Group
Series 2018, 4.79%, 11/15/48	40	33,788
Series 2020, 3.22%, 11/15/50	30	19,522
Piedmont Healthcare, Inc.
2.86%, 01/01/52	50	29,248
Series 2042, 2.72%, 01/01/42	25	17,180
Providence St. Joseph Health Obligated Group
Series 21A, 2.70%, 10/01/51	60	33,871
Series A, 3.93%, 10/01/48	35	26,191
Series I, 3.74%, 10/01/47	40	29,055
Quest Diagnostics, Inc., 4.70%, 03/30/45	30	26,301
Rady Children's Hospital-San Diego, Series 21A, 3.15%, 08/15/51	30	19,220
Roche Holdings, Inc.
2.61%, 12/13/51(a)	215	123,694
4.00%, 11/28/44(a)	105	84,826
7.00%, 03/01/39(a)	125	141,633
Seattle Children's Hospital, Series 2021, 2.72%, 10/01/50(b)	30	18,081
Sentara Health, 2.93%, 11/01/51	25	15,250
Sharp HealthCare, Series 20B, 2.68%, 08/01/50	35	20,450
Stanford Health Care
3.03%, 08/15/51	15	9,342
Series 2018, 3.80%, 11/15/48	63	46,863
Sutter Health
5.55%, 08/15/53	40	37,816
Series 2018, 4.09%, 08/15/48	26	20,137
Series 20A, 3.16%, 08/15/40	25	18,934
Series 20A, 3.36%, 08/15/50	60	40,268
Texas Health Resources
2.33%, 11/15/50	20	10,940
4.33%, 11/15/55	35	28,011
Toledo Hospital (The)
5.75%, 11/15/38	50	49,607
6.02%, 11/15/48(b)	40	37,315
Trinity Health Corp.
4.13%, 12/01/45	50	39,848
Series 2019, 3.43%, 12/01/48	25	18,066
Series 2021, 2.63%, 12/01/40	40	28,148
UMass Memorial Health Care Obligated Group, 5.36%, 07/01/52	20	17,774
UnitedHealth Group, Inc.
2.75%, 05/15/40	70	50,343
2.90%, 05/15/50	125	75,775
3.05%, 05/15/41	170	123,816
3.13%, 05/15/60	90	51,491
Security	Par (000)	Value
Health Care - Services (continued)
3.25%, 05/15/51	$145	$92,856
3.50%, 08/15/39	130	103,785
3.70%, 08/15/49	140	98,563
3.75%, 10/15/47	105	75,948
3.88%, 08/15/59	120	81,301
3.95%, 10/15/42	55	43,910
4.20%, 01/15/47	95	74,331
4.25%, 03/15/43	93	76,445
4.25%, 04/15/47	85	66,931
4.25%, 06/15/48	100	77,947
4.38%, 03/15/42	50	42,291
4.45%, 12/15/48	115	91,913
4.63%, 11/15/41	65	56,736
4.75%, 07/15/45	202	172,829
4.75%, 05/15/52	205	168,209
4.95%, 05/15/62	95	77,408
5.05%, 04/15/53	130	111,327
5.20%, 04/15/63	140	118,619
5.38%, 04/15/54	165	147,560
5.50%, 07/15/44	135	127,610
5.50%, 04/15/64	105	93,308
5.63%, 07/15/54	260	241,390
5.70%, 10/15/40	50	49,840
5.75%, 07/15/64	175	161,784
5.88%, 02/15/53	180	172,930
5.95%, 02/15/41	55	55,625
5.95%, 06/15/55	75	73,530
6.05%, 02/15/63	140	135,630
6.50%, 06/15/37	65	69,707
6.63%, 11/15/37	75	81,376
6.88%, 02/15/38	115	126,788
UPMC, 5.38%, 05/15/43	30	28,634
WakeMed, Series A, 3.29%, 10/01/52	5	3,183
West Virginia United Health System Obligated Group, Series 2020, 3.13%, 06/01/50	35	21,596
Willis-Knighton Medical Center
Series 2018, 4.81%, 09/01/48	29	24,373
Series 2021, 3.07%, 03/01/51	40	24,594
Yale-New Haven Health Services Corp., Series 2020, 2.50%, 07/01/50	40	22,505
		12,272,083
Holding Companies - Diversified — 0.2%
Gaci First Investment Co.
5.13%, 02/14/53(f)	200	164,101
5.38%, 01/29/54(f)	200	169,501
6.25%, 05/14/56(f)	200	190,586
MDGH GMTN RSC Ltd.
3.40%, 06/07/51(f)	200	130,317
3.70%, 11/07/49(f)	200	138,407
3.95%, 05/21/50(f)	200	144,310
Temasek Financial I Ltd.
2.50%, 10/06/70(a)	250	127,095
2.75%, 08/02/61(a)	250	144,932
		1,209,249
Home Builders — 0.0%
Sekisui House U.S., Inc., 6.00%, 01/15/43	45	40,770
Home Furnishings — 0.0%
Leggett & Platt, Inc., 3.50%, 11/15/51	55	32,199
Whirlpool Corp.
4.50%, 06/01/46	46	26,037
Schedule of Investments
58

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Home Furnishings (continued)
4.60%, 05/15/50	$50	$28,355
5.15%, 03/01/43	25	15,431
		102,022
Household Products & Wares — 0.1%
Church & Dwight Co., Inc.
3.95%, 08/01/47	40	30,493
5.00%, 06/15/52	40	34,830
Kimberly-Clark Corp.
2.88%, 02/07/50	30	18,778
3.20%, 07/30/46	60	41,196
3.90%, 05/04/47	45	34,267
5.30%, 03/01/41	30	29,365
6.63%, 08/01/37	65	72,057
SC Johnson & Son, Inc.
4.75%, 10/15/46(a)	40	33,978
4.80%, 09/01/40(a)	50	44,968
		339,932
Housewares — 0.0%
Newell Brands, Inc., 7.50%, 04/01/46	62	57,816
Insurance — 2.2%
200 Park Funding Trust, 5.74%, 02/15/55(a)	135	126,572
Aflac, Inc.
4.00%, 10/15/46	65	49,997
4.75%, 01/15/49	80	67,747
AIA Group Ltd.
3.20%, 09/16/40(a)	225	165,776
4.50%, 03/16/46(a)	55	46,832
5.40%, 09/30/54(a)	35	31,461
Alleghany Corp.
3.25%, 08/15/51	65	41,004
4.90%, 09/15/44	45	39,055
Allstate Corp. (The)
3.85%, 08/10/49	70	50,522
4.20%, 12/15/46	80	62,327
4.50%, 06/15/43	60	50,262
6.50%, 05/15/67, (3-mo. SOFR US + 2.38%)(c)	35	35,172
American Financial Group, Inc., 4.50%, 06/15/47	65	51,388
American International Group, Inc.
4.38%, 06/30/50	110	86,892
4.50%, 07/16/44	115	96,185
4.75%, 04/01/48	100	84,214
AmFam Holdings, Inc., 3.83%, 03/11/51(a)	37	25,676
Aon Corp., 6.25%, 09/30/40	35	36,643
Aon Corp./Aon Global Holdings PLC
2.90%, 08/23/51	65	37,925
3.90%, 02/28/52	90	62,873
Aon Global Ltd.
4.60%, 06/14/44	60	50,006
4.75%, 05/15/45	54	45,344
Aon North America, Inc., 5.75%, 03/01/54	185	170,485
Arch Capital Group Ltd.
3.64%, 06/30/50	90	62,393
5.95%, 06/15/56	50	48,485
Arthur J Gallagher & Co.
3.05%, 03/09/52	45	26,791
3.50%, 05/20/51	115	75,654
5.55%, 02/15/55	145	131,160
5.75%, 03/02/53	57	52,833
5.75%, 07/15/54	55	51,129
6.75%, 02/15/54	65	68,449
Security	Par (000)	Value
Insurance (continued)
Assured Guaranty Municipal Holdings, Inc., 6.40%, 12/15/66, (3-mo. CME Term SOFR US + 2.48%)(a)(c)	$30	$28,710
Assured Guaranty U.S. Holdings, Inc., 3.60%, 09/15/51	45	30,101
Athene Holding Ltd.
3.45%, 05/15/52	65	38,444
3.95%, 05/25/51	70	46,012
6.25%, 04/01/54	105	94,187
6.63%, 05/19/55	65	61,047
Beacon Funding Trust, 6.27%, 08/15/54(a)	100	98,319
Belrose Funding Trust II, 6.79%, 05/15/55(a)	110	108,268
Berkshire Hathaway Finance Corp.
2.50%, 01/15/51	85	47,419
2.85%, 10/15/50	170	102,139
3.85%, 03/15/52	275	197,691
4.20%, 08/15/48	178	138,860
4.25%, 01/15/49	196	153,343
4.30%, 05/15/43	55	46,556
4.40%, 05/15/42	80	68,637
5.75%, 01/15/40	73	75,257
Berkshire Hathaway, Inc., 4.50%, 02/11/43	105	91,049
Brighthouse Financial, Inc.
3.85%, 12/22/51	40	21,773
4.70%, 06/22/47	89	57,964
Brown & Brown, Inc.
4.95%, 03/17/52	75	60,327
6.25%, 06/23/55	55	52,876
Chubb INA Holdings LLC
2.85%, 12/15/51	65	39,351
3.05%, 12/15/61	95	54,372
4.15%, 03/13/43	50	41,099
4.35%, 11/03/45	140	115,322
6.00%, 05/11/37	61	63,219
Series 1, 6.50%, 05/15/38	70	75,830
Corebridge Financial, Inc.
4.35%, 04/05/42	55	45,189
4.40%, 04/05/52	120	91,417
Empower Finance 2020 LP, 3.08%, 09/17/51(a)	70	43,080
Equitable Holdings, Inc., 5.00%, 04/20/48	73	61,033
Everest Reinsurance Holdings, Inc.
3.13%, 10/15/52	105	62,284
3.50%, 10/15/50	120	78,328
4.87%, 06/01/44	45	38,352
Fairfax Financial Holdings Ltd.
6.10%, 03/15/55	50	47,218
6.20%, 06/08/56(a)	35	33,253
6.35%, 03/22/54	50	48,673
6.50%, 05/20/55	10	9,964
Farmers Insurance Exchange
4.75%, 11/01/57(a)(c)	40	34,520
7.00%, 10/15/64, (10-year CMT + 3.86%)(a)(c)	10	10,078
Fidelity National Financial, Inc., 3.20%, 09/17/51	55	32,616
Five Corners Funding Trust IV, 6.00%, 02/15/53(a)	30	29,060
Global Atlantic Fin Co., 6.75%, 03/15/54(a)	35	32,451
Grand River Funding Trust II, 7.28%, 02/15/56(a)	20	19,684
Great-West Lifeco Finance 2018 LP, 4.58%, 05/17/48(a)	60	48,895
Great-West Lifeco Finance Delaware LP, 4.15%, 06/03/47(a)	65	49,734
59
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
Guardian Life Insurance Co. of America (The)
3.70%, 01/22/70(a)	$30	$18,760
4.85%, 01/24/77(a)	55	43,424
4.88%, 06/19/64(a)	45	35,994
Hartford Insurance Group, Inc. (The)
2.90%, 09/15/51	25	14,938
3.60%, 08/19/49	85	59,035
4.30%, 04/15/43	35	28,749
4.40%, 03/15/48	55	44,149
5.95%, 10/15/36	30	30,810
6.10%, 10/01/41	45	45,655
High Street Funding Trust II, 4.68%, 02/15/48(a)	5	4,084
High Street Funding Trust III, 5.81%, 02/15/55(a)	10	9,320
Jackson Financial, Inc.
4.00%, 11/23/51	65	42,394
6.15%, 01/15/37	25	24,458
Liberty Mutual Group, Inc.
3.95%, 10/15/50(a)	170	121,307
3.95%, 05/15/60(a)	70	46,768
4.30%, 02/01/61(a)	75	47,226
4.85%, 08/01/44(a)	10	8,435
5.50%, 06/15/52(a)	110	98,835
7.80%, 03/07/87(a)	40	43,461
Lincoln National Corp.
4.35%, 03/01/48	32	24,180
7.00%, 06/15/40	60	63,466
Loews Corp., 4.13%, 05/15/43	55	44,268
Manulife Financial Corp., 5.38%, 03/04/46	80	73,928
Markel Group, Inc.
3.45%, 05/07/52	65	41,747
4.15%, 09/17/50	56	41,109
4.30%, 11/01/47	20	15,432
5.00%, 04/05/46	40	34,618
5.00%, 05/20/49	60	50,730
6.00%, 05/16/54	55	52,284
Marsh & McLennan Companies, Inc.
2.90%, 12/15/51	40	23,784
4.20%, 03/01/48	65	50,383
4.35%, 01/30/47	65	51,869
4.75%, 03/15/39	55	50,157
4.90%, 03/15/49	130	110,311
5.35%, 11/15/44	50	46,294
5.40%, 03/15/55	155	139,402
5.45%, 03/15/53	70	63,604
5.45%, 03/15/54	60	54,531
5.70%, 09/15/53	75	70,546
6.25%, 11/01/52	50	50,653
Massachusetts Mutual Life Insurance Co.
3.20%, 12/01/61(a)	40	22,739
3.38%, 04/15/50(a)	45	28,851
3.73%, 10/15/70(a)	76	45,876
4.90%, 04/01/77(a)	50	37,841
5.08%, 02/15/69(a)(c)	30	25,674
5.67%, 12/01/52(a)	90	82,375
5.95%, 06/01/56(a)	50	46,872
MetLife Capital Trust IV, 7.88%, 12/15/67(a)	30	32,467
MetLife, Inc.
4.05%, 03/01/45	100	78,420
4.13%, 08/13/42	91	74,014
4.60%, 05/13/46	110	91,927
4.72%, 12/15/44	40	34,432
Security	Par (000)	Value
Insurance (continued)
4.88%, 11/13/43	$116	$102,785
5.00%, 07/15/52	125	107,476
5.25%, 01/15/54	115	102,473
5.88%, 02/06/41	100	100,085
6.40%, 12/15/66	135	135,840
10.75%, 08/01/69	31	39,606
Mutual of Omaha Insurance Co., 6.14%, 01/16/64, (10-year CMT + 2.95%)(a)(c)	35	34,734
Nationwide Financial Services, Inc.
3.90%, 11/30/49(a)	105	74,633
5.30%, 11/18/44(a)	45	39,666
6.75%, 05/15/87	25	24,315
Nationwide Mutual Insurance Co.
4.35%, 04/30/50(a)	140	103,234
9.38%, 08/15/39(a)	75	93,961
New York Life Insurance Co.
3.75%, 05/15/50(a)	120	84,175
4.45%, 05/15/69(a)	100	72,773
6.75%, 11/15/39(a)	100	107,561
Northwestern Mutual Life Insurance Co. (The)
3.45%, 03/30/51(a)	135	88,291
3.63%, 09/30/59(a)	140	89,467
3.85%, 09/30/47(a)	114	83,237
6.06%, 03/30/40(a)	125	124,911
6.17%, 05/29/55(a)	4	3,942
Old Republic International Corp., 3.85%, 06/11/51	70	48,006
Omnis Funding Trust, 6.72%, 05/15/55(a)	110	110,786
OneAmerica Financial Partners, Inc., 4.25%, 10/15/50(a)	15	10,720
Pacific Life Insurance Co.
4.30%, 10/24/67(a)(c)	80	60,652
5.95%, 09/15/55(a)	40	37,827
Pacific LifeCorp
3.35%, 09/15/50(a)	80	52,001
5.13%, 01/30/43(a)	50	44,878
5.40%, 09/15/52(a)	75	66,488
Penn Mutual Life Insurance Co. (The), 3.80%, 04/29/61(a)(b)	60	38,405
Pine Street Trust II, 5.57%, 02/15/49(a)	110	98,307
Pine Street Trust III, 6.22%, 05/15/54(a)	30	28,863
Principal Financial Group, Inc.
4.30%, 11/15/46	50	40,067
4.35%, 05/15/43	91	74,846
4.63%, 09/15/42	30	25,870
5.50%, 03/15/53	75	68,555
6.05%, 10/15/36	50	51,314
Progressive Corp. (The)
3.70%, 03/15/52	60	42,137
3.95%, 03/26/50	60	44,585
4.13%, 04/15/47	87	67,728
4.20%, 03/15/48	65	51,047
4.35%, 04/25/44	40	32,933
Provident Financing Trust I, 7.41%, 03/15/38	20	20,485
Prudential Financial, Inc.
3.00%, 03/10/40	50	37,218
3.70%, 03/13/51	150	104,329
3.91%, 12/07/47	95	70,068
3.94%, 12/07/49	110	79,872
4.35%, 02/25/50	100	78,252
4.42%, 03/27/48	50	39,742
4.60%, 05/15/44	78	66,018
Schedule of Investments
60

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
5.70%, 12/14/36	$65	$65,811
6.63%, 12/01/37	40	43,308
6.63%, 06/21/40	30	32,499
Securian Financial Group, Inc., 4.80%, 04/15/48(a)	60	49,081
Selective Insurance Group, Inc., 5.38%, 03/01/49	40	35,542
Symetra Life Insurance Co., 6.55%, 10/01/55(a)	15	14,681
Teachers Insurance & Annuity Association of America
3.30%, 05/15/50(a)	125	79,491
4.27%, 05/15/47(a)	195	149,875
4.90%, 09/15/44(a)	145	124,288
6.05%, 06/15/56(a)	140	135,303
6.85%, 12/16/39(a)	100	107,605
Transatlantic Holdings, Inc., 8.00%, 11/30/39	40	47,451
Travelers Companies, Inc. (The)
2.55%, 04/27/50	50	28,491
3.05%, 06/08/51	50	31,106
3.75%, 05/15/46	45	33,490
4.00%, 05/30/47	85	64,976
4.05%, 03/07/48	65	49,856
4.10%, 03/04/49	60	46,162
4.30%, 08/25/45	35	28,294
4.60%, 08/01/43	40	34,516
5.35%, 11/01/40	95	91,463
5.45%, 05/25/53	80	73,772
5.70%, 07/24/55	60	57,449
6.25%, 06/15/37	65	68,981
Unum Group
4.05%, 08/15/41(a)	65	51,091
4.13%, 06/15/51	35	25,111
4.50%, 12/15/49	50	38,429
5.75%, 08/15/42	65	62,131
6.00%, 06/15/54	25	23,458
W.R. Berkley Corp.
3.15%, 09/30/61	45	26,004
3.55%, 03/30/52	25	16,807
4.00%, 05/12/50	50	36,520
4.75%, 08/01/44	45	38,737
Western & Southern Life Insurance Co. (The)
3.75%, 04/28/61(a)	50	32,241
5.15%, 01/15/49(a)	55	47,683
Willis North America, Inc.
3.88%, 09/15/49	70	49,683
5.05%, 09/15/48	40	34,169
5.90%, 03/05/54	75	70,956
Wynnton Funding Trust II, 5.99%, 08/15/55(a)	100	95,842
XL Group Ltd., 5.25%, 12/15/43	40	36,605
		12,761,961
Internet — 2.0%
Alibaba Group Holding Ltd.
2.70%, 02/09/41	200	140,017
3.15%, 02/09/51	210	131,757
3.25%, 02/09/61	5	2,954
4.00%, 12/06/37	75	65,095
4.20%, 12/06/47	225	174,914
4.40%, 12/06/57	75	57,247
5.63%, 11/26/54	10	9,327
Alphabet, Inc.
1.90%, 08/15/40	125	79,738
2.05%, 08/15/50	275	137,676
2.25%, 08/15/60	145	66,795
5.25%, 05/15/55	90	77,770
Security	Par (000)	Value
Internet (continued)
5.30%, 05/15/65	$80	$67,380
5.35%, 11/15/45	165	150,928
5.45%, 11/15/55	545	482,797
5.50%, 02/15/46	210	195,316
5.65%, 02/15/56	165	150,840
5.70%, 11/15/75	320	280,965
5.75%, 02/15/66	160	143,537
6.25%, 08/15/46	235	236,085
6.38%, 08/15/56	385	387,514
6.50%, 08/15/66	235	234,988
Amazon.com, Inc.
2.50%, 06/03/50	265	143,635
2.70%, 06/03/60	203	102,811
2.88%, 05/12/41	205	146,175
3.10%, 05/12/51	315	191,019
3.25%, 05/12/61	180	102,762
3.88%, 08/22/37	250	217,043
3.95%, 04/13/52	250	177,027
4.05%, 08/22/47	287	214,264
4.10%, 04/13/62	105	72,060
4.25%, 08/22/57	225	162,199
4.95%, 12/05/44	160	142,320
5.45%, 11/20/55	260	229,641
5.55%, 11/20/65	365	316,406
5.65%, 03/13/46	240	225,055
5.80%, 03/13/56	485	447,395
5.95%, 03/13/66	250	230,058
6.00%, 07/09/46	175	170,060
6.05%, 03/13/76(b)	250	230,569
6.10%, 07/09/56	325	313,442
6.25%, 07/09/66	175	168,499
AppLovin Corp., 5.95%, 12/01/54	10	9,074
eBay, Inc.
3.65%, 05/10/51	90	62,130
4.00%, 07/15/42	75	58,032
Meta Platforms, Inc.
4.45%, 08/15/52	285	203,668
4.65%, 08/15/62	160	111,241
5.40%, 08/15/54	320	259,349
5.50%, 11/15/45	430	373,129
5.55%, 08/15/64	350	279,029
5.60%, 05/15/53	260	218,238
5.63%, 11/15/55	595	496,849
5.75%, 05/15/63	190	156,844
5.75%, 11/15/65	440	362,098
6.20%, 05/15/46	355	333,340
6.30%, 05/15/56	570	525,226
6.45%, 05/15/66	295	269,915
Netflix, Inc., 5.40%, 08/15/54	120	110,512
Prosus NV
3.83%, 02/08/51(f)	200	129,735
4.03%, 08/03/50(f)	200	136,669
Tencent Holdings Ltd.
3.24%, 06/03/50(f)	200	129,380
3.84%, 04/22/51(f)	200	143,381
3.93%, 01/19/38(f)	200	173,273
Uber Technologies, Inc., 5.35%, 09/15/54	125	110,819
		11,928,011
Iron & Steel — 0.1%
ArcelorMittal SA
6.35%, 06/17/54(b)	40	41,145
61
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Iron & Steel (continued)
6.75%, 03/01/41	$50	$52,829
7.00%, 10/15/39	75	81,309
Cleveland-Cliffs, Inc., 6.25%, 10/01/40	25	20,404
Nucor Corp.
2.98%, 12/15/55	44	26,074
3.85%, 04/01/52	90	65,508
6.40%, 12/01/37	70	74,924
Steel Dynamics, Inc.
3.25%, 10/15/50	55	35,419
5.75%, 05/15/55	40	38,144
U.S. Steel Corp., 6.65%, 06/01/37	30	31,537
Vale Overseas Ltd.
6.40%, 06/28/54	115	113,557
6.88%, 11/21/36(b)	80	87,118
6.88%, 11/10/39	65	70,559
Vale SA, 5.63%, 09/11/42	110	106,037
		844,564
Leisure Time — 0.0%
Harley-Davidson, Inc., 4.63%, 07/28/45	20	14,050
Royal Caribbean Cruises Ltd., 5.25%, 02/27/38	90	84,639
		98,689
Lodging — 0.0%
Marriott International, Inc.
5.10%, 05/01/38	75	70,302
5.50%, 04/15/37	105	103,033
		173,335
Machinery — 0.2%
Caterpillar, Inc.
3.25%, 09/19/49	70	47,061
3.25%, 04/09/50	85	57,291
3.80%, 08/15/42	130	104,410
4.30%, 05/15/44	100	84,010
4.75%, 05/15/64	30	25,043
5.20%, 05/27/41	141	136,388
Deere & Co.
2.88%, 09/07/49	60	37,761
3.75%, 04/15/50	70	51,396
3.90%, 06/09/42	124	101,201
5.70%, 01/19/55	65	63,799
Dover Corp., 5.38%, 03/01/41	50	47,977
GE Vernova, Inc., 5.50%, 02/04/56	35	32,378
Ingersoll Rand, Inc., 5.70%, 06/15/54	30	28,487
Otis Worldwide Corp.
3.11%, 02/15/40	85	63,464
3.36%, 02/15/50	60	40,229
Rockwell Automation, Inc.
2.80%, 08/15/61	25	13,387
4.20%, 03/01/49	65	51,875
Vertiv Holdings Co.
5.65%, 03/15/46	35	32,775
5.80%, 03/15/56	15	14,026
5.95%, 03/15/66	45	41,848
Xylem, Inc./New York, 4.38%, 11/01/46	50	40,728
		1,115,534
Manufacturing — 0.3%
3M Co.
3.13%, 09/19/46	50	32,999
3.25%, 08/26/49	95	62,334
3.63%, 10/15/47	55	39,018
3.70%, 04/15/50	40	28,122
Security	Par (000)	Value
Manufacturing (continued)
3.88%, 06/15/44	$40	$30,617
4.00%, 09/14/48	115	86,439
5.70%, 03/15/37	27	27,432
DuPont de Nemours, Inc.
5.32%, 11/15/38	91	87,633
5.42%, 11/15/48	46	42,132
Eaton Corp.
3.92%, 09/15/47	85	64,961
4.15%, 11/02/42	115	95,411
4.70%, 08/23/52	90	76,090
5.45%, 03/06/56	25	23,345
Illinois Tool Works, Inc.
3.90%, 09/01/42	120	96,715
4.88%, 09/15/41	66	60,368
Parker-Hannifin Corp.
4.00%, 06/14/49	80	60,467
4.10%, 03/01/47	55	43,055
4.45%, 11/21/44	55	46,012
6.25%, 05/15/38	40	42,656
Siemens Financieringsmaatschappij NV
2.88%, 03/11/41(a)	250	181,763
3.30%, 09/15/46(a)	15	10,486
4.20%, 03/16/47(a)	255	204,727
4.40%, 05/27/45(a)	60	50,376
Siemens Funding BV
5.80%, 05/28/55(a)	35	34,352
5.90%, 05/28/65(a)	15	14,693
		1,542,203
Media — 1.6%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.85%, 04/01/61	370	207,190
3.95%, 06/30/62	140	79,394
4.40%, 12/01/61	130	80,457
5.38%, 04/01/38	65	56,314
5.50%, 04/01/63	105	77,210
5.75%, 04/01/48	233	188,644
6.48%, 10/23/45	326	289,687
6.70%, 12/01/55	65	58,897
6.83%, 10/23/55	65	58,478
7.09%, 09/01/38(a)	386	381,914
7.34%, 09/01/41(a)	590	585,093
7.85%, 08/15/56	95	96,500
Comcast Corp.
2.45%, 08/15/52(b)	155	75,154
2.65%, 08/15/62	155	70,625
2.80%, 01/15/51	190	100,950
2.89%, 11/01/51	490	262,233
2.94%, 11/01/56	565	288,254
2.99%, 11/01/63	324	157,874
3.25%, 11/01/39	126	91,851
3.40%, 07/15/46	160	102,448
3.45%, 02/01/50	200	122,712
3.75%, 04/01/40	175	134,739
3.90%, 03/01/38	140	114,679
3.97%, 11/01/47	212	145,428
4.00%, 08/15/47	85	58,843
4.00%, 03/01/48	90	61,912
4.00%, 11/01/49	181	122,118
4.05%, 11/01/52	95	63,544
4.60%, 10/15/38	99	86,487
Schedule of Investments
62

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Media (continued)
4.60%, 08/15/45	$105	$82,665
4.65%, 07/15/42	90	73,205
4.70%, 10/15/48	145	110,817
4.75%, 03/01/44	55	44,830
4.95%, 10/15/58	80	60,275
5.35%, 05/15/53(b)	140	115,376
5.50%, 05/15/64	140	113,672
5.65%, 06/01/54(b)	135	116,115
6.05%, 05/15/55(b)	70	63,979
6.45%, 03/15/37	70	72,447
6.55%, 07/01/39	40	40,812
6.95%, 08/15/37	30	32,224
Cox Communications, Inc.
2.95%, 10/01/50(a)	80	40,222
3.60%, 06/15/51(a)	80	45,583
4.50%, 06/30/43(a)	41	29,356
4.60%, 08/15/47(a)	35	23,457
4.70%, 12/15/42(a)	50	36,408
5.80%, 12/15/53(a)	75	59,333
5.95%, 09/01/54(a)	80	64,551
8.38%, 03/01/39(a)	40	42,917
Discovery Communications LLC
6.35%, 06/01/40	50	38,306
5.00%, 09/20/37	55	42,852
Discovery Global Holdings, Inc.
5.05%, 03/15/42	437	316,878
5.14%, 03/15/52	107	71,909
Fox Corp.
5.48%, 01/25/39	125	118,727
5.58%, 01/25/49	150	135,109
Grupo Televisa SAB
5.00%, 05/13/45	50	34,755
5.25%, 05/24/49	45	31,296
6.13%, 01/31/46	65	51,057
6.63%, 01/15/40	94	83,210
NBCUniversal Media LLC
4.45%, 01/15/43	70	61,399
5.95%, 04/01/41	30	31,060
6.40%, 04/30/40	25	26,818
Paramount Global
4.38%, 03/15/43	135	85,254
4.60%, 01/15/45	55	34,226
4.85%, 07/01/42	49	32,486
4.90%, 08/15/44	55	35,338
4.95%, 05/19/50	95	59,392
5.25%, 04/01/44	30	19,824
5.85%, 09/01/43	125	91,111
5.90%, 10/15/40	25	18,679
Space Exploration Technologies Corp.
6.60%, 07/15/46(a)	205	186,130
6.65%, 07/15/56(a)	325	288,908
Time Warner Cable LLC
5.50%, 09/01/41	80	66,602
5.88%, 11/15/40	115	99,814
6.55%, 05/01/37	140	134,706
6.75%, 06/15/39	135	128,542
7.30%, 07/01/38	140	140,502
TWDC Enterprises 18 Corp.
3.00%, 07/30/46	70	46,568
3.70%, 12/01/42	75	58,124
4.13%, 06/01/44	96	76,994
Security	Par (000)	Value
Media (continued)
4.38%, 08/16/41	$50	$42,914
Series E, 4.13%, 12/01/41	80	66,426
Walt Disney Co. (The)
2.75%, 09/01/49	135	80,693
3.50%, 05/13/40	170	135,455
3.60%, 01/13/51	290	202,529
3.80%, 05/13/60	10	6,915
4.63%, 03/23/40	50	45,288
4.70%, 03/23/50	160	134,583
4.75%, 09/15/44	80	69,470
4.75%, 11/15/46	70	60,088
4.95%, 10/15/45	70	61,848
5.40%, 10/01/43	85	80,849
6.15%, 03/01/37	41	43,564
6.15%, 02/15/41	50	52,138
6.65%, 11/15/37	150	164,006
7.75%, 12/01/45	35	42,235
		9,423,450
Metal Fabricate & Hardware — 0.0%
Precision Castparts Corp.
3.90%, 01/15/43	60	48,296
4.38%, 06/15/45	40	33,018
Valmont Industries, Inc.
5.00%, 10/01/44	55	48,104
5.25%, 10/01/54	30	26,455
		155,873
Mining — 0.6%
Anglo American Capital PLC, 4.75%, 03/16/52(f)	200	161,254
AngloGold Ashanti Holdings PLC, 6.50%, 04/15/40	30	31,126
Barrick International Barbados Corp., 6.35%, 10/15/36(a)	10	10,474
Barrick Mining Corp., 5.25%, 04/01/42	5	4,674
Barrick North America Finance LLC
5.70%, 05/30/41	94	91,553
5.75%, 05/01/43	94	90,978
Barrick PD Australia Finance Pty. Ltd., 5.95%, 10/15/39	95	95,630
BHP Billiton Finance USA Ltd.
4.13%, 02/24/42	120	100,113
5.00%, 09/30/43	245	223,328
5.50%, 09/08/53(b)	75	71,070
5.75%, 09/05/55	65	63,227
Corp. Nacional del Cobre de Chile
3.70%, 01/30/50(f)	200	133,745
4.38%, 02/05/49(f)	200	151,474
4.50%, 08/01/47(f)	200	156,201
5.63%, 10/18/43(f)	200	185,650
6.30%, 09/08/53(f)	200	196,699
6.78%, 01/13/55(f)	200	206,454
Freeport-McMoRan, Inc., 5.45%, 03/15/43	170	159,654
Glencore Finance Canada Ltd.
5.55%, 10/25/42(a)	55	51,695
6.00%, 11/15/41(a)	40	39,744
6.90%, 11/15/37(a)	49	53,018
Glencore Funding LLC
3.38%, 09/23/51(a)	75	47,927
3.88%, 04/27/51(a)	45	31,534
5.89%, 04/04/54(a)(b)	35	33,183
6.14%, 04/01/55(a)	55	54,008
Industrias Penoles SAB de CV, 4.75%, 08/06/50(f)	200	156,430
63
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mining (continued)
Newmont Corp.
4.88%, 03/15/42	$72	$65,894
5.45%, 06/09/44	45	43,012
Newmont Corp./Newcrest Finance Pty. Ltd., 4.20%, 05/13/50	45	34,948
Rio Tinto Finance USA Ltd.
2.75%, 11/02/51	136	80,073
5.20%, 11/02/40	105	99,972
Rio Tinto Finance USA PLC
4.13%, 08/21/42	70	57,901
4.75%, 03/22/42	55	49,324
5.13%, 03/09/53	120	106,733
5.75%, 03/14/55	170	164,595
5.88%, 03/14/65	50	48,572
Southern Copper Corp.
5.25%, 11/08/42	120	110,364
5.88%, 04/23/45	120	117,683
6.75%, 04/16/40	100	107,753
		3,687,667
Office & Business Equipment — 0.0%
Xerox Corp., 6.75%, 12/15/39	35	11,843
Oil & Gas — 2.9%
Adnoc Murban Rsc Ltd., 5.13%, 09/11/54(f)	200	169,994
Aker BP ASA, 5.80%, 10/01/54(a)	5	4,540
APA Corp.
5.10%, 09/01/40	40	36,193
5.35%, 07/01/49	35	30,072
6.75%, 02/15/55	60	61,551
BP Capital Markets America, Inc.
2.77%, 11/10/50	145	85,862
2.94%, 06/04/51	225	137,023
3.00%, 02/24/50	195	122,057
3.00%, 03/17/52	120	73,583
3.06%, 06/17/41	145	106,243
3.38%, 02/08/61	145	89,832
Burlington Resources LLC, 5.95%, 10/15/36	40	41,622
Canadian Natural Resources Ltd.
4.95%, 06/01/47	75	64,389
6.25%, 03/15/38	110	113,839
6.50%, 02/15/37	40	42,382
6.75%, 02/01/39	40	42,989
Cenovus Energy, Inc.
3.75%, 02/15/52	80	55,054
5.25%, 06/15/37	32	30,457
5.40%, 06/15/47	62	55,991
6.75%, 11/15/39	53	57,137
Chevron Corp., 3.08%, 05/11/50	115	73,998
Chevron USA, Inc.
2.34%, 08/12/50	50	27,380
5.25%, 11/15/43	53	51,315
6.00%, 03/01/41	35	37,590
CNOOC Finance 2014 ULC, 4.88%, 04/30/44	400	376,720
CNOOC Petroleum North America ULC, 6.40%, 05/15/37	40	44,620
ConocoPhillips
4.88%, 10/01/47	35	30,179
5.90%, 05/15/38	55	56,948
6.50%, 02/01/39	170	183,943
ConocoPhillips Co.
3.76%, 03/15/42	85	66,991
Security	Par (000)	Value
Oil & Gas (continued)
3.80%, 03/15/52	$90	$63,724
4.03%, 03/15/62	130	90,619
4.30%, 11/15/44	85	69,556
5.30%, 05/15/53	45	40,240
5.50%, 01/15/55	135	124,384
5.55%, 03/15/54	100	92,664
5.65%, 01/15/65	65	59,869
5.70%, 09/15/63	55	51,128
5.95%, 03/15/46	45	45,083
Continental Resources, Inc./OK, 4.90%, 06/01/44	75	60,461
Devon Energy Corp.
4.75%, 05/15/42	44	38,235
5.00%, 06/15/45	70	61,052
5.60%, 07/15/41	125	119,848
5.75%, 09/15/54	105	98,369
5.90%, 02/15/55(a)	80	76,316
Diamondback Energy, Inc.
5.75%, 04/18/54	160	151,118
5.90%, 04/18/64	70	66,189
6.25%, 03/15/53	85	85,630
Ecopetrol SA
5.88%, 05/28/45	200	160,934
5.88%, 11/02/51	70	54,886
7.38%, 09/18/43(b)	90	86,835
Eni SpA
5.70%, 10/01/40(a)	40	38,449
6.00%, 05/18/56(a)	225	214,791
EOG Resources, Inc.
4.95%, 04/15/50	95	81,862
5.65%, 12/01/54	80	75,334
5.95%, 07/15/55	70	68,703
Equinor ASA
3.25%, 11/18/49	90	59,781
3.63%, 04/06/40	65	52,659
3.70%, 04/06/50	100	72,714
3.95%, 05/15/43	112	90,163
4.25%, 11/23/41	70	59,652
4.80%, 11/08/43	50	44,662
5.10%, 08/17/40	60	56,894
Exxon Mobil Corp.
3.00%, 08/16/39	75	57,905
3.10%, 08/16/49	150	97,260
3.45%, 04/15/51	275	188,536
3.57%, 03/06/45	135	100,558
4.11%, 03/01/46	240	192,133
4.23%, 03/19/40	215	188,741
4.33%, 03/19/50	175	139,973
Hess Corp.
5.60%, 02/15/41	110	108,490
5.80%, 04/01/47	65	63,963
6.00%, 01/15/40	75	77,238
KazMunayGas National Co. JSC, 6.38%, 10/24/48(f)	200	193,824
Marathon Petroleum Corp.
4.50%, 04/01/48	55	43,370
4.75%, 09/15/44	70	59,314
5.00%, 09/15/54	35	29,191
6.50%, 03/01/41	120	125,626
Motiva Enterprises LLC, 6.85%, 01/15/40(a)	135	142,370
Murphy Oil Corp., 5.88%, 12/01/42	35	30,516
Occidental Petroleum Corp.
6.05%, 10/01/54(b)	75	73,489
Schedule of Investments
64

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
6.20%, 03/15/40	$69	$70,048
6.45%, 09/15/36	165	174,187
6.60%, 03/15/46	80	83,080
7.95%, 06/15/39	35	40,686
Ovintiv, Inc.
6.50%, 02/01/38	25	26,097
6.63%, 08/15/37	45	47,639
7.10%, 07/15/53	45	48,752
Pertamina Persero PT
4.18%, 01/21/50(f)	200	145,309
5.63%, 05/20/43(f)	200	182,215
6.45%, 05/30/44(f)	200	197,480
Petrobras Global Finance BV
5.50%, 06/10/51	50	39,604
6.75%, 01/27/41	60	59,155
6.85%, 06/05/2115	150	138,899
6.88%, 01/20/40(b)	90	90,653
7.25%, 03/17/44(b)	60	61,044
Petroleos del Peru SA, 5.63%, 06/19/47(f)	200	147,289
Petroleos Mexicanos
5.50%, 06/27/44	120	94,203
5.63%, 01/23/46	10	7,827
6.35%, 02/12/48	150	121,176
6.38%, 01/23/45	150	125,192
6.50%, 06/02/41	100	88,203
6.75%, 09/21/47	550	461,597
6.95%, 01/28/60	400	329,375
7.69%, 01/23/50	750	683,559
Petronas Capital Ltd.
3.40%, 04/28/61(f)	200	126,598
4.50%, 03/18/45(f)	200	168,717
4.55%, 04/21/50(f)	300	248,343
5.85%, 04/03/55(f)	200	197,834
Phillips 66
3.30%, 03/15/52	75	47,613
4.68%, 02/15/45	35	29,334
4.88%, 11/15/44	185	160,487
4.90%, 10/01/46	40	34,233
5.50%, 03/15/55	40	36,222
5.65%, 06/15/54	65	60,200
5.88%, 05/01/42	160	158,895
PTTEP Treasury Center Co. Ltd., 3.90%, 12/06/59(f)	200	142,622
Qatar Energy
3.13%, 07/12/41(f)	400	289,684
3.30%, 07/12/51(f)	400	257,948
Raizen Fuels Finance SA, 6.95%, 03/05/54(f)(g)(h)	200	113,875
Reliance Industries Ltd., 3.63%, 01/12/52(f)	250	170,713
Saudi Arabian Oil Co.
3.25%, 11/24/50(f)	400	244,862
3.50%, 11/24/70(f)	200	115,379
4.25%, 04/16/39(f)	400	342,078
4.38%, 04/16/49(f)	200	152,822
5.75%, 07/17/54(f)	200	181,028
5.88%, 07/17/64(f)	200	178,638
6.38%, 06/02/55(f)	200	195,300
Shell Finance U.S., Inc.
3.00%, 11/26/51	105	64,961
3.13%, 11/07/49	100	64,676
3.25%, 04/06/50	195	129,200
3.75%, 09/12/46	125	93,128
4.00%, 05/10/46	200	154,796
Security	Par (000)	Value
Oil & Gas (continued)
4.38%, 05/11/45	$240	$197,200
4.55%, 08/12/43	80	68,396
5.13%, 10/15/41	25	23,321
5.50%, 03/25/40	95	93,584
6.38%, 12/15/38	175	186,990
Shell International Finance BV
2.88%, 11/26/41	75	53,102
3.63%, 08/21/42	60	46,540
4.00%, 05/10/46	45	34,958
4.38%, 05/11/45	40	32,884
Sinopec Group Overseas Development 2015 Ltd., 4.10%, 04/28/45(f)	200	170,177
Sinopec Group Overseas Development 2017 Ltd., 4.25%, 04/12/47(f)	300	258,137
Sinopec Group Overseas Development 2018 Ltd., 3.10%, 01/08/51(f)	200	138,711
Suncor Energy, Inc.
3.75%, 03/04/51	75	52,179
4.00%, 11/15/47	69	51,023
6.80%, 05/15/38	66	71,025
6.85%, 06/01/39	80	86,519
TotalEnergies Capital International SA
2.99%, 06/29/41	112	81,489
3.13%, 05/29/50	261	167,458
3.39%, 06/29/60	70	43,522
3.46%, 07/12/49	110	75,318
TotalEnergies Capital SA
5.28%, 09/10/54	75	67,645
5.43%, 09/10/64	120	107,575
5.49%, 04/05/54	160	148,981
5.64%, 04/05/64	95	88,223
Transocean International Ltd., 6.80%, 03/15/38	60	56,946
Valero Energy Corp.
3.65%, 12/01/51	85	57,565
4.00%, 06/01/52	50	35,881
4.90%, 03/15/45	55	47,995
6.63%, 06/15/37	135	145,544
Woodside Finance Ltd., 5.70%, 09/12/54	70	64,408
YPF SA, 7.00%, 12/15/47(f)	90	82,767
		17,355,313
Oil & Gas Services — 0.2%
Baker Hughes Holdings LLC, 5.13%, 09/15/40	125	116,580
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.
4.08%, 12/15/47	148	113,258
5.85%, 06/15/56	155	148,101
Halliburton Co.
4.50%, 11/15/41	45	38,252
4.75%, 08/01/43	83	71,016
5.00%, 11/15/45	195	170,090
6.70%, 09/15/38	73	78,570
7.45%, 09/15/39	85	96,613
NOV, Inc., 3.95%, 12/01/42	104	79,353
Yinson Boronia Production BV, 8.95%, 07/31/42(f)	192	211,512
		1,123,345
Packaging & Containers — 0.0%
Packaging Corp. of America
3.05%, 10/01/51	50	30,879
4.05%, 12/15/49	50	37,423
Smurfit Kappa Treasury ULC, 5.78%, 04/03/54	65	62,049
65
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Packaging & Containers (continued)
Sonoco Products Co., 5.75%, 11/01/40(b)	$50	$49,071
		179,422
Pharmaceuticals — 2.9%
AbbVie, Inc.
4.05%, 11/21/39	410	349,581
4.25%, 11/21/49	540	420,449
4.40%, 11/06/42	270	229,495
4.45%, 05/14/46	231	190,523
4.63%, 10/01/42	85	74,333
4.70%, 05/14/45	195	167,732
4.75%, 03/15/45	70	60,487
4.85%, 06/15/44	90	79,225
4.88%, 11/14/48	115	99,115
5.35%, 03/15/44	100	94,336
5.40%, 03/15/54	300	274,725
5.45%, 09/15/38	55	54,300
5.50%, 03/15/64	125	113,689
5.55%, 03/15/56	200	186,938
5.60%, 03/15/55	60	56,530
5.65%, 03/15/66	55	51,250
6.00%, 09/15/56	40	39,778
6.10%, 09/15/66	45	44,700
AstraZeneca PLC
2.13%, 08/06/50	40	21,021
3.00%, 05/28/51	75	47,209
4.00%, 09/18/42	86	70,186
4.38%, 11/16/45	98	81,518
4.38%, 08/17/48	65	53,162
6.45%, 09/15/37	280	302,138
Bayer U.S. Finance II LLC
3.95%, 04/15/45(a)	158	114,068
4.40%, 07/15/44(a)	140	109,040
4.63%, 06/25/38(a)	110	96,842
4.70%, 07/15/64(a)	71	52,055
4.88%, 06/25/48(a)	85	68,307
Bayer U.S. Finance LLC, 6.88%, 11/21/53(a)	80	82,864
Becton Dickinson & Co., 4.67%, 06/06/47	15	12,627
Bristol-Myers Squibb Co.
2.35%, 11/13/40	95	64,258
2.55%, 11/13/50	140	78,131
3.25%, 08/01/42	65	47,594
3.55%, 03/15/42	120	92,121
3.70%, 03/15/52	215	149,789
3.90%, 03/15/62	70	47,753
4.13%, 06/15/39	220	190,235
4.25%, 10/26/49	370	287,438
4.35%, 11/15/47	90	71,911
4.50%, 03/01/44	35	29,466
4.55%, 02/20/48	130	106,622
4.63%, 05/15/44	90	76,982
5.00%, 08/15/45	85	75,383
5.50%, 02/22/44	60	57,473
5.55%, 02/22/54	275	255,714
5.65%, 02/22/64	20	18,795
6.25%, 11/15/53	35	35,881
Cardinal Health, Inc.
4.37%, 06/15/47	61	48,283
4.50%, 11/15/44	35	28,589
4.60%, 03/15/43	25	21,090
4.90%, 09/15/45	35	30,046
5.75%, 11/15/54	60	57,006
Security	Par (000)	Value
Pharmaceuticals (continued)
Cencora, Inc.
4.25%, 03/01/45	$55	$44,148
4.30%, 12/15/47	50	39,560
5.65%, 02/13/56	35	33,031
CVS Health Corp.
2.70%, 08/21/40	40	27,488
4.13%, 04/01/40	65	53,657
4.25%, 04/01/50	35	26,223
4.78%, 03/25/38	480	436,102
5.05%, 03/25/48	775	656,199
5.13%, 07/20/45	295	256,155
5.30%, 12/05/43	95	85,560
5.63%, 02/21/53	130	116,935
5.88%, 06/01/53	95	88,448
6.00%, 06/01/44	60	58,111
6.00%, 06/01/63	55	51,083
6.05%, 06/01/54	90	85,914
6.13%, 09/15/39	55	55,298
6.20%, 09/15/55	135	131,435
6.25%, 09/15/65	45	43,321
Eli Lilly & Co.
2.25%, 05/15/50	115	62,269
2.50%, 09/15/60	115	58,722
3.70%, 03/01/45	40	30,412
3.95%, 05/15/47	40	30,809
3.95%, 03/15/49	100	76,164
4.15%, 03/15/59	55	40,791
4.88%, 02/27/53	120	103,263
4.95%, 02/27/63	85	71,708
5.00%, 02/09/54	145	127,117
5.05%, 08/14/54	125	110,193
5.10%, 02/09/64	160	138,203
5.20%, 08/14/64	75	65,886
5.50%, 02/12/55	120	113,133
5.55%, 03/15/37	45	46,553
5.55%, 10/15/55	95	90,168
5.60%, 05/20/56	190	181,473
5.60%, 02/12/65	70	65,639
5.65%, 10/15/65	95	89,567
5.70%, 05/20/66	40	38,045
GlaxoSmithKline Capital, Inc.
4.20%, 03/18/43	38	31,549
6.38%, 05/15/38	272	290,181
Johnson & Johnson
2.10%, 09/01/40	115	77,613
2.25%, 09/01/50	80	44,214
2.45%, 09/01/60	95	48,850
3.40%, 01/15/38	120	101,646
3.50%, 01/15/48	48	34,790
3.63%, 03/03/37	162	141,823
3.70%, 03/01/46	205	157,510
3.75%, 03/03/47	75	57,256
4.50%, 09/01/40	50	45,781
4.50%, 12/05/43(b)	40	35,877
4.85%, 05/15/41	45	42,563
5.25%, 06/01/54(b)	65	61,990
5.85%, 07/15/38	80	84,541
5.95%, 08/15/37	60	64,011
Merck & Co., Inc.
2.35%, 06/24/40	115	79,479
2.45%, 06/24/50	145	80,596
Schedule of Investments
66

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
2.75%, 12/10/51	$195	$113,538
2.90%, 12/10/61	140	76,330
3.60%, 09/15/42	85	65,586
3.70%, 02/10/45	195	146,994
3.90%, 03/07/39	105	89,309
4.00%, 03/07/49	145	109,593
4.15%, 05/18/43	135	110,833
4.90%, 05/17/44	45	40,073
5.00%, 05/17/53	170	147,222
5.15%, 05/17/63	85	73,550
5.50%, 03/15/46	75	71,276
5.55%, 12/04/55	105	98,217
5.70%, 09/15/55	95	90,890
5.70%, 12/04/65	100	94,179
5.75%, 05/22/46	80	78,255
5.85%, 05/22/56	35	34,126
6.55%, 09/15/37	35	38,420
Merck Sharp & Dohme Corp., 5.75%, 11/15/36	40	41,863
Mylan, Inc.
5.20%, 04/15/48	75	60,677
5.40%, 11/29/43	40	34,094
Novartis Capital Corp.
2.75%, 08/14/50	130	78,404
3.70%, 09/21/42	65	51,602
4.00%, 11/20/45	135	107,030
4.40%, 05/06/44	185	156,573
4.70%, 09/18/54	70	58,641
5.20%, 11/05/45	45	41,599
5.30%, 11/05/55	50	46,038
5.60%, 03/18/46	75	72,830
5.70%, 03/18/56	185	179,547
Pfizer Investment Enterprises Pte. Ltd.
5.11%, 05/19/43	300	274,447
5.30%, 05/19/53	585	523,967
5.34%, 05/19/63	380	332,141
Pfizer, Inc.
2.55%, 05/28/40	120	84,311
2.70%, 05/28/50	87	51,275
3.90%, 03/15/39	70	59,320
4.00%, 12/15/36	105	94,052
4.00%, 03/15/49	95	71,525
4.10%, 09/15/38	70	61,440
4.13%, 12/15/46	140	110,146
4.20%, 09/15/48	115	89,515
4.30%, 06/15/43	60	49,816
4.40%, 05/15/44	70	58,893
5.60%, 09/15/40	65	64,484
5.60%, 11/15/55	65	61,749
5.70%, 11/15/65	40	37,314
7.20%, 03/15/39	240	272,629
Takeda Pharmaceutical Co. Ltd.
3.03%, 07/09/40	200	146,291
3.18%, 07/09/50	245	155,567
3.38%, 07/09/60	200	121,883
Takeda U.S. Financing, Inc., 5.90%, 07/07/55	200	193,077
Teva Pharmaceutical Finance Netherlands III BV, 4.10%, 10/01/46	250	184,209
Utah Acquisition Sub, Inc., 5.25%, 06/15/46	75	61,589
Viatris, Inc.
3.85%, 06/22/40	150	114,923
4.00%, 06/22/50	200	134,103
Security	Par (000)	Value
Pharmaceuticals (continued)
Wyeth LLC, 5.95%, 04/01/37	$145	$149,552
Zoetis, Inc.
3.00%, 05/15/50	50	31,002
3.95%, 09/12/47	55	41,269
4.45%, 08/20/48	30	24,085
4.70%, 02/01/43	105	90,587
		17,030,286
Pipelines — 2.1%
Abu Dhabi Crude Oil Pipeline LLC, 4.60%, 11/02/47(f)	200	172,634
Buckeye Partners LP
5.60%, 10/15/44	30	25,859
5.85%, 11/15/43	40	35,623
Cameron LNG LLC
3.40%, 01/15/38(a)	75	64,366
3.70%, 01/15/39(a)	90	74,304
Cheniere Corpus Christi Holdings LLC, 2.74%, 12/31/39	55	46,280
Cheniere Energy Partners LP
5.35%, 11/30/36(a)	25	24,285
6.05%, 11/30/56(a)	20	19,305
Cheniere Energy, Inc., 6.00%, 07/30/56(a)	55	52,878
Colonial Pipeline Co.
4.20%, 04/15/43(a)	30	23,095
4.25%, 04/15/48(a)	65	47,805
Columbia Pipeline Group, Inc., 5.80%, 06/01/45	50	47,786
Columbia Pipelines Operating Co. LLC
5.70%, 10/01/54(a)	40	36,645
5.96%, 02/15/55(a)	25	23,875
6.50%, 08/15/43(a)	70	72,062
6.54%, 11/15/53(a)	120	122,696
6.71%, 08/15/63(a)	30	31,212
DCP Midstream Operating LP
5.60%, 04/01/44	45	42,554
6.45%, 11/03/36(a)	30	31,867
6.75%, 09/15/37(a)	45	48,730
Eastern Energy Gas Holdings LLC
5.65%, 10/15/54	55	50,196
6.20%, 01/15/55	35	34,491
Eastern Gas Transmission & Storage, Inc.
4.60%, 12/15/44	55	45,874
4.80%, 11/01/43	35	30,354
EIG Pearl Holdings SARL, 4.39%, 11/30/46(f)	200	155,591
Enbridge Energy Partners LP
5.50%, 09/15/40	56	53,410
7.38%, 10/15/45	55	61,414
Series B, 7.50%, 04/15/38	40	45,268
Enbridge, Inc.
3.40%, 08/01/51	70	45,427
4.00%, 11/15/49	45	32,887
4.50%, 06/10/44	30	24,844
5.50%, 12/01/46	83	77,172
5.95%, 04/05/54	90	86,533
6.70%, 11/15/53	135	142,208
Energy Transfer LP
4.95%, 01/15/43	35	30,232
5.00%, 05/15/44	60	51,169
5.00%, 05/15/50	145	118,899
5.15%, 02/01/43	60	52,693
5.15%, 03/15/45	115	99,611
5.30%, 04/01/44	80	70,879
5.30%, 04/15/47	125	109,004
67
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
5.35%, 05/15/45	$70	$61,888
5.40%, 10/01/47	160	140,564
5.95%, 10/01/43	70	67,120
5.95%, 05/15/54	185	171,765
6.00%, 06/15/48	115	108,273
6.05%, 06/01/41	30	29,634
6.05%, 09/01/54	70	65,814
6.10%, 02/15/42	70	69,029
6.13%, 12/15/45	85	81,919
6.20%, 04/01/55	60	57,550
6.25%, 04/15/49	130	125,859
6.30%, 01/15/56	40	38,960
6.50%, 02/01/42	120	123,584
6.63%, 10/15/36	50	52,989
6.70%, 01/15/57, (5-year CMT + 2.22%)(c)	100	99,118
7.50%, 07/01/38	65	73,118
Series 20Y, 5.80%, 06/15/38	55	54,676
Enterprise Products Operating LLC
3.20%, 02/15/52	110	69,710
3.30%, 02/15/53	75	48,114
3.70%, 01/31/51	115	81,084
3.95%, 01/31/60	60	41,889
4.20%, 01/31/50	135	104,142
4.25%, 02/15/48	135	106,093
4.45%, 02/15/43	70	59,297
4.80%, 02/01/49	130	110,097
4.85%, 08/15/42	88	78,669
4.85%, 03/15/44	125	110,065
4.90%, 05/15/46	110	95,696
4.95%, 10/15/54	50	42,588
5.10%, 02/15/45	105	94,533
5.55%, 02/16/55	90	83,984
5.70%, 02/15/42	75	73,678
5.95%, 02/01/41	75	75,910
6.13%, 10/15/39	70	72,469
6.45%, 09/01/40	45	47,736
7.55%, 04/15/38	61	70,525
Flex Intermediate Holdco LLC, 4.32%, 12/30/39(a)	50	41,395
FLNG Liquefaction 2 LLC, 4.13%, 03/31/38(a)	66	61,196
Galaxy Pipeline Assets Bidco Ltd.
2.94%, 09/30/40(f)	170	137,552
3.25%, 09/30/40(f)	200	153,419
Green Palm Bidco SARL, 6.46%, 06/30/46(f)	200	195,234
Greensaif Pipelines Bidco SARL
6.13%, 02/23/38(f)	200	201,647
6.51%, 02/23/42(f)	200	203,863
Kinder Morgan Energy Partners LP
4.70%, 11/01/42	55	46,947
5.00%, 08/15/42	65	57,584
5.00%, 03/01/43	70	62,148
5.40%, 09/01/44	55	50,240
5.50%, 03/01/44	65	60,169
5.63%, 09/01/41	40	38,257
6.38%, 03/01/41	70	72,327
6.50%, 02/01/37	25	26,490
6.50%, 09/01/39	70	73,191
6.55%, 09/15/40	40	41,892
6.95%, 01/15/38	105	114,547
7.50%, 11/15/40	25	28,377
Kinder Morgan, Inc.
3.25%, 08/01/50	55	34,692
Security	Par (000)	Value
Pipelines (continued)
3.60%, 02/15/51	$105	$70,401
5.05%, 02/15/46	85	73,822
5.20%, 03/01/48	80	69,962
5.45%, 08/01/52	60	53,543
5.55%, 06/01/45	100	92,709
5.95%, 08/01/54	75	72,146
6.15%, 08/01/56	105	102,947
MPLX LP
4.50%, 04/15/38	165	145,983
4.70%, 04/15/48	170	136,936
4.90%, 04/15/58	20	15,919
4.95%, 03/14/52	120	98,106
5.20%, 03/01/47	120	104,466
5.20%, 12/01/47	60	52,063
5.50%, 02/15/49	167	148,658
5.65%, 03/01/53	60	54,076
5.95%, 04/01/55	60	56,388
6.10%, 04/01/56	50	47,958
6.20%, 09/15/55	100	97,140
NGPL PipeCo LLC, 7.77%, 12/15/37(a)	53	59,803
Northern Natural Gas Co.
3.40%, 10/16/51(a)	50	32,214
4.30%, 01/15/49(a)	85	65,409
5.63%, 02/01/54(a)	60	55,192
ONEOK Partners LP
6.13%, 02/01/41	60	60,187
6.20%, 09/15/43	40	39,886
6.65%, 10/01/36	55	58,887
6.85%, 10/15/37	60	64,592
ONEOK, Inc.
3.95%, 03/01/50	65	45,862
4.20%, 10/03/47	85	63,685
4.25%, 09/15/46	80	61,445
4.45%, 09/01/49	65	50,587
4.85%, 02/01/49	50	41,071
4.95%, 07/13/47	30	25,037
5.05%, 04/01/45	49	42,109
5.15%, 10/15/43	50	44,243
5.20%, 07/15/48	100	85,916
5.45%, 06/01/47	50	44,896
5.60%, 04/01/44	40	36,791
5.70%, 11/01/54	120	109,177
5.85%, 11/01/64	55	49,639
6.25%, 10/15/55	130	127,605
6.63%, 09/01/53	145	148,548
7.15%, 01/15/51	15	16,141
Plains All American Pipeline LP/PAA Finance Corp.
4.30%, 01/31/43	40	32,116
4.70%, 06/15/44	65	54,500
4.90%, 02/15/45	65	55,994
5.15%, 06/01/42	50	44,965
6.65%, 01/15/37	30	31,725
Rockies Express Pipeline LLC
6.88%, 04/15/40(a)	50	50,119
7.50%, 07/15/38(a)	23	24,164
Sabal Trail Transmission LLC
4.68%, 05/01/38(a)	65	58,514
4.83%, 05/01/48(a)	45	37,334
Sabine Pass Liquefaction LLC, 5.90%, 09/15/37	52	53,424
South Bow USA Infrastructure Holdings LLC, 6.18%, 10/01/54	70	64,956
Schedule of Investments
68

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
Southern Natural Gas Co. LLC, 4.80%, 03/15/47(a)	$55	$46,606
Spectra Energy Partners LP
4.50%, 03/15/45	85	69,167
5.95%, 09/25/43	45	44,388
Targa Resources Corp.
4.95%, 04/15/52	75	61,757
6.05%, 05/15/56	40	38,118
6.13%, 05/15/55	85	81,971
6.25%, 07/01/52	55	53,983
6.50%, 02/15/53	80	81,027
Tennessee Gas Pipeline Co. LLC, 7.63%, 04/01/37	30	34,382
Texas Eastern Transmission LP, 4.15%, 01/15/48(a)	44	33,126
TransCanada PipeLines Ltd.
4.88%, 05/15/48	15	13,029
5.10%, 03/15/49	91	82,195
6.10%, 06/01/40	80	80,722
6.20%, 10/15/37	105	108,299
7.25%, 08/15/38	60	66,789
7.63%, 01/15/39	130	148,110
Transcontinental Gas Pipe Line Co. LLC
3.95%, 05/15/50	65	47,525
4.45%, 08/01/42	30	25,223
4.60%, 03/15/48	75	61,259
5.40%, 08/15/41	50	47,445
5.75%, 03/15/56	60	56,355
Western Midstream Operating LP
5.25%, 02/01/50	90	75,828
5.30%, 03/01/48	66	56,167
5.45%, 04/01/44	60	53,272
5.50%, 08/15/48	40	34,684
Williams Companies, Inc. (The)
3.50%, 10/15/51	75	49,420
4.85%, 03/01/48	85	71,013
4.90%, 01/15/45	50	42,767
5.10%, 09/15/45	75	65,805
5.30%, 08/15/52	85	73,989
5.40%, 03/04/44	60	54,942
5.75%, 06/24/44	35	33,438
5.80%, 11/15/43	55	52,962
5.80%, 11/15/54	80	74,708
5.95%, 03/15/56	80	75,828
6.00%, 03/15/55	25	23,975
6.30%, 04/15/40	110	112,995
		12,714,548
Private Equity — 0.1%
Apollo Management Holdings LP, 5.00%, 03/15/48(a)(b)	45	37,986
Brookfield Finance, Inc., 5.81%, 03/03/55	30	27,882
Carlyle Finance LLC, 5.65%, 09/15/48(a)	70	64,694
Carlyle Holdings II Finance LLC, 5.63%, 03/30/43(a)	40	37,204
KKR Group Finance Co. III LLC, 5.13%, 06/01/44(a)	80	69,717
KKR Group Finance Co. VII LLC, 3.63%, 02/25/50(a)	65	43,564
KKR Group Finance Co. VIII LLC, 3.50%, 08/25/50(a)	85	55,104
KKR Group Finance Co. X LLC, 3.25%, 12/15/51(a)	75	45,494
		381,645
Real Estate — 0.1%
China Overseas Finance Cayman V Ltd., 5.35%, 11/15/42(f)	200	182,936
Security	Par (000)	Value
Real Estate (continued)
Sinochem Overseas Capital Co. Ltd., 6.30%, 11/12/40(a)	$100	$108,173
		291,109
Real Estate Investment Trusts — 0.5%
Alexandria Real Estate Equities, Inc.
3.55%, 03/15/52	45	29,754
4.00%, 02/01/50	30	21,315
4.85%, 04/15/49	55	44,458
5.15%, 04/15/53	40	33,747
5.63%, 05/15/54	65	58,569
American Homes 4 Rent LP
3.38%, 07/15/51	35	22,539
4.30%, 04/15/52	35	26,341
American Tower Corp.
2.95%, 01/15/51	130	77,588
3.10%, 06/15/50	95	58,896
3.70%, 10/15/49	30	20,901
Camden Property Trust, 3.35%, 11/01/49	45	30,231
CFE Fibra E, 5.88%, 09/23/40(f)	194	188,090
Crown Castle, Inc.
2.90%, 04/01/41	110	76,768
3.25%, 01/15/51	86	53,899
4.00%, 11/15/49	35	25,216
4.15%, 07/01/50	85	62,769
4.75%, 05/15/47	61	50,041
5.20%, 02/15/49	36	30,943
Equinix, Inc.
2.95%, 09/15/51	40	23,374
3.00%, 07/15/50	30	17,974
3.40%, 02/15/52	45	28,546
ERP Operating LP
3.90%, 10/15/46	35	26,582
4.00%, 08/01/47	20	15,455
4.15%, 07/01/47	30	23,520
4.35%, 04/15/48	35	28,053
4.50%, 07/01/44	70	58,961
4.50%, 06/01/45	35	29,190
Essex Portfolio LP
2.65%, 09/01/50	35	19,916
4.50%, 03/15/48	30	24,034
Federal Realty OP LP, 4.50%, 12/01/44	65	53,922
GLP Capital LP/GLP Financing II, Inc.
5.75%, 11/01/37	55	52,255
6.25%, 09/15/54	40	37,944
Goodman U.S. Finance Eight LLC, 5.88%, 04/28/46(a)	40	37,860
Goodman U.S. Finance Four LLC, 4.50%, 10/15/37(a)	55	48,638
Healthpeak OP LLC, 6.75%, 02/01/41	40	42,635
Kimco Realty OP LLC
3.70%, 10/01/49	10	7,151
4.13%, 12/01/46	65	51,007
4.25%, 04/01/45	20	16,238
4.45%, 09/01/47	65	53,175
Mid-America Apartments LP, 2.88%, 09/15/51	40	24,016
NNN REIT, Inc.
3.00%, 04/15/52	55	33,191
3.10%, 04/15/50	20	12,540
3.50%, 04/15/51	45	30,288
4.80%, 10/15/48	30	25,118
Prologis LP
2.13%, 10/15/50	55	28,187
69
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
3.00%, 04/15/50	$30	$18,790
3.05%, 03/01/50	30	18,957
4.38%, 09/15/48	30	24,071
5.25%, 06/15/53	95	85,723
5.25%, 03/15/54	85	76,517
Public Storage Operating Co., 5.35%, 08/01/53	75	68,341
Realty Income Corp.
4.65%, 03/15/47	75	63,081
5.38%, 09/01/54	35	32,408
Regency Centers LP
4.40%, 02/01/47	40	32,698
4.65%, 03/15/49	35	29,089
Simon Property Group LP
3.25%, 09/13/49	95	62,201
3.80%, 07/15/50	75	53,910
4.25%, 10/01/44	45	36,648
4.25%, 11/30/46	55	43,619
4.75%, 03/15/42	65	57,701
5.85%, 03/08/53	34	33,031
6.65%, 01/15/54	45	48,229
6.75%, 02/01/40	71	77,418
Ventas Realty LP
4.38%, 02/01/45	25	20,292
4.88%, 04/15/49	35	29,366
5.70%, 09/30/43	30	28,868
VICI Properties LP
5.63%, 05/15/52	65	56,935
6.13%, 04/01/54	55	51,566
WEA Finance LLC, 4.63%, 09/20/48(a)	60	47,130
WEA Finance LLC/Westfield U.K. & Europe Finance PLC, 4.75%, 09/17/44(a)	10	8,279
Welltower OP LLC
4.95%, 09/01/48	55	48,540
6.50%, 03/15/41	45	48,235
Weyerhaeuser Co., 4.00%, 03/09/52	35	25,152
		2,988,630
Retail — 1.1%
7-Eleven, Inc.
2.50%, 02/10/41(a)	70	46,145
2.80%, 02/10/51(a)	115	64,887
Alimentation Couche-Tard, Inc.
3.44%, 05/13/41(a)	80	60,629
3.63%, 05/13/51(a)	50	33,940
3.80%, 01/25/50(a)	45	31,643
4.50%, 07/26/47(a)	65	51,669
5.62%, 02/12/54(a)	35	32,172
Bath & Body Works, Inc., 7.60%, 07/15/37	20	19,762
CK Hutchison International 20 Ltd., 3.38%, 05/08/50(a)	200	137,447
CK Hutchison International 21 Ltd., 3.13%, 04/15/41(a)	105	78,155
Darden Restaurants, Inc., 4.55%, 02/15/48	40	31,689
Dick's Sporting Goods, Inc., 4.10%, 01/15/52	90	61,418
Dollar General Corp.
4.13%, 04/03/50	50	36,997
5.50%, 11/01/52	35	31,601
Dollar Tree, Inc., 3.38%, 12/01/51	50	31,761
El Puerto de Liverpool SAB de CV, 6.66%, 01/22/37(f)	200	205,548
Home Depot, Inc. (The)
2.38%, 03/15/51	105	56,527
2.75%, 09/15/51	90	52,266
Security	Par (000)	Value
Retail (continued)
3.13%, 12/15/49	$130	$83,405
3.30%, 04/15/40	115	89,551
3.35%, 04/15/50	165	109,980
3.50%, 09/15/56	60	39,373
3.63%, 04/15/52	130	89,701
3.90%, 06/15/47	132	99,344
4.20%, 04/01/43	125	103,196
4.25%, 04/01/46	170	136,523
4.40%, 03/15/45	110	90,834
4.50%, 12/06/48	150	122,575
4.88%, 02/15/44	70	62,195
4.95%, 09/15/52	65	55,959
5.30%, 06/25/54	120	108,485
5.40%, 09/15/40	46	44,818
5.40%, 06/25/64	30	27,103
5.88%, 12/16/36	269	278,711
5.95%, 04/01/41	122	124,716
Kohl's Corp., 5.55%, 07/17/45	40	27,291
Lowe's Companies, Inc.
2.80%, 09/15/41	118	81,254
3.00%, 10/15/50	190	114,191
3.50%, 04/01/51	25	16,527
3.70%, 04/15/46	143	102,773
4.05%, 05/03/47	105	78,751
4.25%, 04/01/52	155	115,667
4.38%, 09/15/45	53	42,289
4.45%, 04/01/62	80	58,710
4.55%, 04/05/49	70	55,721
4.65%, 04/15/42	60	51,783
5.00%, 04/15/40	60	55,165
5.13%, 04/15/50	45	38,638
5.63%, 04/15/53(b)	130	119,494
5.75%, 07/01/53	55	51,376
5.80%, 09/15/62	75	69,133
5.85%, 04/01/63	40	37,207
Macy's Retail Holdings LLC
4.30%, 02/15/43	25	18,119
5.13%, 01/15/42	25	20,138
6.38%, 03/15/37	20	18,510
Marks & Spencer PLC, 7.13%, 12/01/37(a)	5	5,304
McDonald's Corp.
3.63%, 05/01/43	30	22,703
3.63%, 09/01/49	180	125,267
3.70%, 02/15/42	50	39,124
4.20%, 04/01/50	70	53,556
4.45%, 03/01/47	100	80,880
4.45%, 09/01/48	80	64,252
4.60%, 05/26/45	55	46,187
4.88%, 07/15/40	25	22,823
4.88%, 12/09/45	80	69,339
5.15%, 09/09/52	75	65,634
5.45%, 08/14/53(b)	80	73,466
5.70%, 02/01/39	30	30,226
6.30%, 10/15/37	90	95,328
6.30%, 03/01/38	85	90,040
Nordstrom, Inc., 5.00%, 01/15/44	90	64,084
Starbucks Corp.
3.35%, 03/12/50	60	39,171
3.50%, 11/15/50	115	76,976
3.75%, 12/01/47	65	46,782
4.30%, 06/15/45	50	40,004
Schedule of Investments
70

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
4.45%, 08/15/49	$75	$59,460
4.50%, 11/15/48	24	19,221
Target Corp.
2.95%, 01/15/52	85	51,979
3.63%, 04/15/46	65	47,409
3.90%, 11/15/47	50	37,427
4.00%, 07/01/42	60	48,747
4.80%, 01/15/53(b)	115	98,110
7.00%, 01/15/38	100	112,580
TJX Companies, Inc. (The), 4.50%, 04/15/50	50	41,190
Walmart, Inc.
2.50%, 09/22/41	45	31,181
2.65%, 09/22/51	105	61,785
2.95%, 09/24/49	75	47,954
3.63%, 12/15/47	35	26,401
3.95%, 06/28/38	30	26,782
4.00%, 04/11/43	55	45,149
4.05%, 06/29/48	170	134,386
4.30%, 04/22/44	60	51,702
4.50%, 09/09/52	80	66,082
4.50%, 04/15/53(b)	135	111,669
5.00%, 10/25/40	60	58,396
5.63%, 04/01/40	80	81,298
5.63%, 04/15/41	70	71,560
6.20%, 04/15/38	80	86,448
6.50%, 08/15/37	85	94,087
Yum! Brands, Inc.
5.35%, 11/01/43	30	27,369
6.88%, 11/15/37	30	32,174
		6,625,154
Semiconductors — 1.0%
Advanced Micro Devices, Inc., 4.39%, 06/01/52(b)	35	27,198
Analog Devices, Inc.
2.80%, 10/01/41	85	59,386
2.95%, 10/01/51	100	60,828
5.30%, 12/15/45	30	27,593
5.30%, 04/01/54	40	36,116
Applied Materials, Inc.
2.75%, 06/01/50	60	36,132
4.35%, 04/01/47	82	67,235
5.85%, 06/15/41	50	50,382
Broadcom, Inc.
3.19%, 11/15/36	285	224,817
3.50%, 02/15/41	320	237,366
3.75%, 02/15/51	190	127,641
5.70%, 01/15/56(b)	80	71,982
Foundry JV Holdco LLC
6.20%, 01/25/37(a)	200	205,136
6.30%, 01/25/39(a)	200	205,956
Intel Corp.
2.80%, 08/12/41	85	57,063
3.05%, 08/12/51	140	82,392
3.10%, 02/15/60	105	56,248
3.20%, 08/12/61	75	40,705
3.25%, 11/15/49	190	117,059
3.73%, 12/08/47	195	133,129
4.10%, 05/19/46	131	96,342
4.10%, 05/11/47	55	40,066
4.25%, 12/15/42	115	90,911
4.60%, 03/25/40	80	69,246
4.75%, 03/25/50	225	177,127
Security	Par (000)	Value
Semiconductors (continued)
4.80%, 10/01/41	$90	$76,981
4.90%, 07/29/45	60	49,674
4.90%, 08/05/52	175	139,248
4.95%, 03/25/60	110	85,892
5.05%, 08/05/62	60	46,883
5.60%, 02/21/54	70	61,503
5.63%, 02/10/43	50	46,445
5.70%, 02/10/53	190	169,422
5.90%, 02/10/63	125	111,912
6.13%, 05/15/56	160	150,858
6.20%, 05/15/66(b)	65	60,585
KLA Corp.
3.30%, 03/01/50	70	46,101
4.95%, 07/15/52	130	111,472
5.00%, 03/15/49	50	43,507
5.25%, 07/15/62	65	56,773
Lam Research Corp.
2.88%, 06/15/50	60	36,738
3.13%, 06/15/60	35	20,471
4.88%, 03/15/49	55	47,737
Micron Technology, Inc.
3.37%, 11/01/41	35	26,204
3.48%, 11/01/51	45	30,128
NVIDIA Corp.
3.50%, 04/01/40	56	44,226
3.50%, 04/01/50	160	107,590
3.70%, 04/01/60(b)	25	16,491
5.55%, 06/15/46	325	299,152
5.63%, 06/15/56	425	382,133
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.13%, 02/15/42	30	21,279
3.25%, 05/11/41	125	90,743
3.25%, 11/30/51	45	28,272
QUALCOMM, Inc.
3.25%, 05/20/50	85	54,334
4.30%, 05/20/47	82	64,138
4.50%, 05/20/52	115	90,145
4.80%, 05/20/45	180	153,619
6.00%, 05/20/53	130	126,847
Texas Instruments, Inc.
2.70%, 09/15/51	60	34,631
3.88%, 03/15/39	70	59,168
4.10%, 08/16/52	20	15,024
4.15%, 05/15/48	150	117,281
5.00%, 03/14/53	65	56,309
5.05%, 05/18/63	160	134,862
5.15%, 02/08/54	70	62,285
TSMC Arizona Corp., 3.25%, 10/25/51	215	150,680
		5,925,799
Software — 1.3%
Fidelity National Information Services, Inc.
3.10%, 03/01/41	55	38,547
4.50%, 08/15/46	10	7,874
Intuit, Inc., 5.50%, 09/15/53	130	112,236
Microsoft Corp.
2.50%, 09/15/50	110	61,597
2.53%, 06/01/50	589	331,970
2.68%, 06/01/60	334	173,714
2.92%, 03/17/52	600	361,046
3.04%, 03/17/62	182	102,764
3.50%, 11/15/42	80	61,856
71
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Software (continued)
3.70%, 08/08/46	$125	$93,417
3.75%, 02/12/45	65	49,872
3.95%, 08/08/56	65	46,868
4.00%, 02/12/55	45	33,120
4.10%, 02/06/37	100	91,526
4.25%, 02/06/47	130	105,424
4.45%, 11/03/45(b)	130	109,777
4.50%, 10/01/40	75	67,949
4.50%, 06/15/47	70	58,434
4.50%, 02/06/57	40	32,077
5.20%, 06/01/39	30	29,915
5.30%, 02/08/41	50	49,561
Oracle Corp.
3.60%, 04/01/40	300	207,810
3.60%, 04/01/50	445	257,537
3.65%, 03/25/41	220	148,679
3.80%, 11/15/37	175	133,037
3.85%, 04/01/60	350	196,425
3.95%, 03/25/51	300	182,200
4.00%, 07/15/46	295	188,832
4.00%, 11/15/47	190	119,102
4.10%, 03/25/61	140	81,831
4.13%, 05/15/45	160	105,499
4.38%, 05/15/55	135	84,991
4.50%, 07/08/44	115	80,988
5.38%, 07/15/40	190	157,768
5.38%, 09/27/54	150	109,706
5.50%, 09/27/64	115	82,752
5.55%, 02/06/53	220	166,186
5.88%, 09/26/45	180	148,677
5.95%, 09/26/55	315	250,249
6.00%, 08/03/55	155	124,669
6.10%, 09/26/65	145	114,186
6.13%, 07/08/39	130	118,717
6.13%, 08/03/65	95	75,122
6.50%, 04/15/38	131	126,486
6.55%, 02/04/46	275	245,216
6.70%, 02/04/56	445	391,926
6.85%, 02/04/66	260	228,025
6.90%, 11/09/52	240	216,641
Salesforce, Inc.
2.70%, 07/15/41	135	89,965
2.90%, 07/15/51	180	101,596
3.05%, 07/15/61	140	74,560
6.40%, 03/15/46	130	128,045
6.55%, 03/15/56	330	321,612
6.70%, 03/15/66	105	103,217
ServiceNow, Inc., 6.30%, 05/15/56	75	74,291
Synopsys, Inc., 5.70%, 04/01/55	195	180,552
		7,436,639
Telecommunications — 2.5%
America Movil SAB de CV
4.38%, 07/16/42	50	41,628
4.38%, 04/22/49	50	39,980
6.13%, 11/15/37	120	123,156
6.13%, 03/30/40	154	155,963
AT&T, Inc.
3.10%, 02/01/43	40	27,638
3.30%, 02/01/52	115	68,408
3.50%, 06/01/41	215	159,503
3.50%, 09/15/53	740	451,337
Security	Par (000)	Value
Telecommunications (continued)
3.50%, 02/01/61	$45	$25,946
3.55%, 09/15/55	720	435,953
3.65%, 06/01/51	305	195,829
3.65%, 09/15/59	676	407,383
3.80%, 12/01/57	560	351,752
3.85%, 06/01/60	135	84,595
4.30%, 12/15/42	170	134,375
4.35%, 06/15/45	105	80,337
4.50%, 03/09/48	160	121,752
4.55%, 03/09/49	125	94,583
4.65%, 06/01/44	80	65,245
4.75%, 05/15/46	190	152,388
4.80%, 06/15/44	60	50,130
4.85%, 03/01/39	70	62,686
4.90%, 08/15/37	95	87,821
5.15%, 03/15/42	70	61,739
5.15%, 11/15/46	60	50,541
5.15%, 02/15/50	60	50,099
5.25%, 10/30/36	115	110,063
5.25%, 03/01/37	90	85,748
5.35%, 09/01/40	20	18,628
5.45%, 03/01/47	80	70,315
5.55%, 08/15/41	60	56,139
5.55%, 11/01/45	100	89,167
5.65%, 02/15/47	80	72,870
5.70%, 11/01/54	150	131,332
5.70%, 03/01/57(b)	55	50,407
5.85%, 04/30/46	165	152,038
6.00%, 08/15/40	55	54,317
6.00%, 04/30/56	110	100,347
6.05%, 08/15/56	100	91,843
6.20%, 10/30/56	55	51,612
6.30%, 10/30/66	95	88,702
6.38%, 03/01/41	30	30,977
6.55%, 02/15/39	50	52,915
Beacon Point DC LLC, 6.13%, 11/30/42(a)	390	369,706
Bell Telephone Co. of Canada or Bell Canada
3.65%, 08/15/52	100	67,769
5.55%, 02/15/54(b)	65	58,937
Series US-4, 3.65%, 03/17/51	80	54,882
Cisco Systems, Inc.
5.30%, 02/26/54	200	179,978
5.35%, 02/26/64	75	66,421
5.50%, 01/15/40	180	177,323
5.50%, 02/24/55	60	55,867
5.90%, 02/15/39	210	215,500
Corning, Inc.
3.90%, 11/15/49	20	14,427
4.38%, 11/15/57	65	48,777
4.70%, 03/15/37	30	27,800
4.75%, 03/15/42	50	44,131
5.35%, 11/15/48	50	45,150
5.45%, 11/15/79	100	86,011
5.75%, 08/15/40	40	39,686
5.85%, 11/15/68	25	23,158
Deutsche Telekom AG, 3.63%, 01/21/50(a)	150	103,358
Deutsche Telekom International Finance BV, 4.75%, 06/21/38(a)	5	4,619
Fibercop SpA, Series 2038, 7.72%, 06/04/38(a)	50	51,998
HUT 8 DC LLC, 6.19%, 11/15/42(a)	255	247,653
Juniper Networks, Inc., 5.95%, 03/15/41	31	29,704
Schedule of Investments
72

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
Level 3 Financing, Inc., 7.50%, 02/15/37(a)	$90	$89,245
Lumen Technologies, Inc.
Series P, 7.60%, 09/15/39	33	30,220
Series U, 7.65%, 03/15/42	30	27,200
Motorola Solutions, Inc., 5.50%, 09/01/44	26	24,057
Nokia OYJ, 6.63%, 05/15/39	50	51,146
Orange SA
5.38%, 01/13/42	15	14,076
5.50%, 02/06/44	120	113,221
Rogers Communications, Inc.
3.70%, 11/15/49	60	41,615
4.30%, 02/15/48	45	33,986
4.35%, 05/01/49	55	41,981
4.50%, 03/15/42	60	49,336
4.50%, 03/15/43(b)	25	20,386
4.55%, 03/15/52	175	131,979
5.00%, 03/15/44	75	64,505
5.45%, 10/01/43	40	35,909
7.50%, 08/15/38	40	44,126
SES AMERICOM, Inc., 5.30%, 03/25/44(a)	54	38,970
Telecom Italia Capital SA, 7.72%, 06/04/38	50	56,944
Telefonica Emisiones SA
4.90%, 03/06/48	150	122,015
5.21%, 03/08/47	155	132,234
5.52%, 03/01/49	150	132,690
T-Mobile USA, Inc.
3.00%, 02/15/41	190	134,319
3.30%, 02/15/51	345	212,695
3.40%, 10/15/52	295	181,962
3.60%, 11/15/60	165	99,831
4.38%, 04/15/40	185	156,299
4.50%, 04/15/50	350	267,301
5.25%, 06/15/55	105	87,775
5.50%, 01/15/55	100	87,008
5.65%, 01/15/53	105	93,696
5.70%, 01/15/56	110	98,393
5.75%, 01/15/54	145	130,837
5.80%, 09/15/62	55	48,897
5.85%, 02/15/56	125	114,128
5.88%, 11/15/55	150	137,262
6.00%, 06/15/54	110	102,769
Verizon Communications, Inc.
2.65%, 11/20/40	325	223,053
2.85%, 09/03/41	155	106,239
2.88%, 11/20/50	295	170,652
2.99%, 10/30/56	313	173,145
3.00%, 11/20/60	200	109,140
3.40%, 03/22/41	385	286,639
3.55%, 03/22/51	410	270,410
3.70%, 03/22/61	335	214,578
3.85%, 11/01/42	100	76,952
3.88%, 03/01/52	125	86,922
4.00%, 03/22/50	155	112,678
4.13%, 08/15/46	100	75,493
4.52%, 09/15/48	165	128,947
4.67%, 03/15/55	80	61,655
4.75%, 11/01/41	42	36,857
4.81%, 03/15/39	165	148,431
4.86%, 08/21/46	190	158,183
5.01%, 04/15/49	60	49,846
5.01%, 08/21/54	75	61,543
Security	Par (000)	Value
Telecommunications (continued)
5.25%, 03/16/37	$100	$95,897
5.40%, 07/02/37	50	48,332
5.50%, 03/16/47	105	96,305
5.50%, 02/23/54(b)	115	102,519
5.75%, 11/30/45	125	116,688
5.88%, 11/30/55	305	281,131
6.00%, 11/30/65	235	215,795
6.55%, 09/15/43	50	51,691
6.75%, 02/15/57, (5-year CMT + 2.30%)(c)	120	119,733
Vodafone Group PLC
4.25%, 09/17/50	142	104,819
4.88%, 06/19/49	165	135,090
5.00%, 05/30/38	30	28,207
5.13%, 06/19/59	10	8,386
5.13%, 06/04/81, (5-year CMT + 3.07%)(c)	90	66,270
5.25%, 05/30/48	125	108,721
5.63%, 02/10/53	90	80,524
5.75%, 06/28/54	245	222,953
5.75%, 02/10/63	20	17,775
5.88%, 06/28/64	55	49,749
6.10%, 06/18/56	95	90,138
6.15%, 02/27/37	98	101,044
		14,843,185
Toys, Games & Hobbies — 0.0%
Hasbro, Inc., 6.35%, 03/15/40	45	46,005
Mattel, Inc., 5.45%, 11/01/41	30	26,668
		72,673
Transportation — 1.3%
Burlington Northern Santa Fe LLC
2.88%, 06/15/52	50	29,703
3.05%, 02/15/51	65	40,672
3.30%, 09/15/51	80	52,260
3.55%, 02/15/50	100	69,491
3.90%, 08/01/46	85	64,623
4.05%, 06/15/48	85	65,341
4.13%, 06/15/47	50	39,119
4.15%, 04/01/45	120	96,275
4.15%, 12/15/48	70	54,423
4.38%, 09/01/42	75	63,985
4.40%, 03/15/42	85	73,160
4.45%, 03/15/43	50	42,853
4.45%, 01/15/53	75	59,786
4.55%, 09/01/44	95	80,805
4.70%, 09/01/45	80	68,901
4.90%, 04/01/44	65	58,231
4.95%, 09/15/41	60	55,566
5.05%, 03/01/41	30	28,283
5.15%, 09/01/43	85	79,048
5.20%, 04/15/54	160	142,534
5.40%, 06/01/41	80	78,110
5.50%, 03/15/55	130	120,917
5.55%, 03/15/56	85	79,608
5.75%, 05/01/40	80	80,957
5.80%, 03/15/56	70	67,976
6.15%, 05/01/37	65	69,057
Canadian National Railway Co.
2.45%, 05/01/50	65	36,498
3.20%, 08/02/46	55	38,022
3.65%, 02/03/48	40	28,901
4.40%, 08/05/52	60	48,160
73
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation (continued)
4.45%, 01/20/49	$45	$36,753
6.13%, 11/01/53	25	25,816
6.38%, 11/15/37	47	50,468
Canadian Pacific Railway Co.
3.00%, 12/02/41	110	78,650
3.10%, 12/02/51	185	115,555
3.50%, 05/01/50	60	40,934
4.20%, 11/15/69	20	14,122
4.30%, 05/15/43	50	41,678
4.70%, 05/01/48	60	50,572
4.80%, 08/01/45	70	60,922
4.95%, 08/15/45	65	57,676
5.50%, 03/15/56	65	60,119
5.95%, 05/15/37	40	41,389
6.13%, 09/15/2115	63	62,144
CSX Corp.
2.50%, 05/15/51	45	25,206
3.35%, 09/15/49	75	50,284
3.80%, 11/01/46	77	57,442
3.80%, 04/15/50	85	61,918
3.95%, 05/01/50	61	45,334
4.10%, 03/15/44	108	86,811
4.25%, 11/01/66	35	25,533
4.30%, 03/01/48	100	79,569
4.40%, 03/01/43	61	51,660
4.50%, 03/15/49	25	20,299
4.50%, 11/15/52	125	100,421
4.50%, 08/01/54	60	47,908
4.65%, 03/01/68	25	19,582
4.75%, 05/30/42	80	71,225
4.75%, 11/15/48	30	25,408
4.90%, 03/15/55	30	25,552
5.50%, 04/15/41	45	43,891
6.00%, 10/01/36	50	52,282
6.15%, 05/01/37	50	52,730
6.22%, 04/30/40	70	73,488
Empresa de Transporte de Pasajeros Metro SA, 5.00%, 01/25/47(f)	200	170,214
FedEx Corp.
5.10%, 01/15/44	6	5,386
5.25%, 05/15/50	60	53,366
Indian Railway Finance Corp. Ltd., 3.95%, 02/13/50(f)	200	146,765
MTR Corp. Ltd., 5.25%, 04/01/55(f)	200	190,046
Norfolk Southern Corp.
2.90%, 08/25/51	60	35,876
3.05%, 05/15/50	95	59,363
3.16%, 05/15/55	80	48,693
3.40%, 11/01/49	55	37,000
3.70%, 03/15/53	60	41,298
3.94%, 11/01/47	79	59,359
3.95%, 10/01/42	55	43,964
4.05%, 08/15/52	85	62,751
4.10%, 05/15/49	45	34,219
4.10%, 05/15/2121	35	23,208
4.15%, 02/28/48	60	46,508
4.45%, 06/15/45	70	57,889
4.55%, 06/01/53	90	71,906
4.65%, 01/15/46	55	46,341
4.84%, 10/01/41	75	67,474
5.10%, 08/01/2118	20	16,992
5.35%, 08/01/54	100	90,336
Security	Par (000)	Value
Transportation (continued)
5.95%, 03/15/64	$50	$48,605
Polar Tankers, Inc., 5.95%, 05/10/37(a)	24	25,185
Union Pacific Corp.
2.95%, 03/10/52	125	75,599
2.97%, 09/16/62	50	27,563
3.20%, 05/20/41	95	71,750
3.25%, 02/05/50	125	82,131
3.35%, 08/15/46	5	3,514
3.38%, 02/14/42	35	26,608
3.50%, 02/14/53	150	100,738
3.55%, 08/15/39	65	53,116
3.55%, 05/20/61	35	22,436
3.60%, 09/15/37	66	56,299
3.75%, 02/05/70	75	48,549
3.80%, 10/01/51	135	96,636
3.80%, 04/06/71	70	45,415
3.84%, 03/20/60	180	122,928
3.85%, 02/14/72	50	33,303
3.88%, 02/01/55	80	57,042
3.95%, 08/15/59	40	28,040
4.00%, 04/15/47	75	57,546
4.05%, 11/15/45	85	66,537
4.05%, 03/01/46	90	70,246
4.10%, 09/15/67	55	38,699
4.30%, 03/01/49	85	67,211
4.50%, 09/10/48	35	28,640
4.95%, 09/09/52	15	12,994
5.15%, 01/20/63	45	39,042
5.60%, 12/01/54	125	118,402
United Parcel Service, Inc.
3.40%, 11/15/46	25	17,510
3.63%, 10/01/42	45	34,747
3.75%, 11/15/47	122	88,920
4.25%, 03/15/49	75	58,522
4.88%, 11/15/40	50	45,997
5.05%, 03/03/53	135	116,843
5.20%, 04/01/40	65	62,545
5.30%, 04/01/50	130	118,146
5.50%, 05/22/54	140	129,435
5.60%, 05/22/64	30	27,635
5.95%, 05/14/55	140	137,607
6.05%, 05/14/65	85	83,374
6.20%, 01/15/38	150	158,512
		7,680,127
Trucking & Leasing — 0.0%
GATX Corp.
3.10%, 06/01/51	60	36,530
5.20%, 03/15/44	20	18,120
6.05%, 06/05/54	85	82,563
		137,213
Water — 0.1%
American Water Capital Corp.
3.25%, 06/01/51	55	35,172
3.45%, 05/01/50	40	26,946
3.75%, 09/01/47	40	29,115
4.00%, 12/01/46	35	26,666
4.15%, 06/01/49	55	42,079
4.20%, 09/01/48	80	61,917
4.30%, 12/01/42	55	45,863
4.30%, 09/01/45	40	32,305
Schedule of Investments
74

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Water (continued)
5.45%, 03/01/54	$75	$68,470
5.70%, 09/01/55	85	80,176
6.59%, 10/15/37	50	54,150
Essential Utilities, Inc.
3.35%, 04/15/50	40	26,022
4.28%, 05/01/49	45	34,772
5.30%, 05/01/52	55	48,571
		612,224
Total Corporate Bonds & Notes — 43.4% (Cost: $296,423,375)		257,758,093
Foreign Government Obligations(i)
Angola — 0.1%
Angolan Government International Bonds
9.13%, 11/26/49(f)	200	185,627
9.38%, 05/08/48(f)	200	190,807
		376,434
Argentina — 0.4%
Argentine Republic Government International Bonds
4.38%, 07/09/46(e)	207	147,119
4.88%, 07/09/41(b)(e)	1,074	756,759
5.00%, 01/09/38(b)(e)	1,100	872,616
Provincia de Buenos Aires/Government Bonds
5.88%, 09/01/37(e)(f)	80	57,693
6.63%, 09/01/37(e)(f)	489	390,438
		2,224,625
Bahrain — 0.1%
Bahrain Government International Bonds
6.00%, 09/19/44(f)	200	161,966
6.63%, 10/06/37(f)	200	181,496
7.50%, 09/20/47(f)	200	186,484
		529,946
Benin — 0.0%
Benin Government International Bonds, 7.96%, 02/13/38(f)	200	211,486
Bermuda — 0.0%
Bermuda Government International Bonds, 3.38%, 08/20/50(f)	10	6,602
Brazil — 0.2%
Brazilian Government International Bonds
4.75%, 01/14/50	400	283,584
5.00%, 01/27/45(b)	200	154,043
5.63%, 01/07/41(b)	200	180,293
5.63%, 02/21/47	200	163,773
7.13%, 05/13/54	200	192,424
7.25%, 01/12/56	400	385,026
		1,359,143
Bulgaria — 0.0%
Bulgaria Government International Bonds, 5.00%, 03/05/37(f)	100	95,326
Canada — 0.0%
OMERS Finance Trust, 4.00%, 04/19/52(a)	55	41,451
Chile — 0.2%
Chile Government International Bonds
3.10%, 05/07/41	200	146,969
3.10%, 01/22/61	200	117,971
Security	Par (000)	Value
Chile (continued)
3.50%, 01/25/50	$200	$138,393
3.50%, 04/15/53	200	134,716
3.63%, 10/30/42	150	115,577
3.86%, 06/21/47	200	151,029
4.00%, 01/31/52	200	149,590
4.34%, 03/07/42	200	169,824
		1,124,069
China — 0.0%
China Government International Bonds, 2.75%, 12/03/39(f)	200	167,194
Colombia — 0.2%
Colombia Government International Bonds
5.00%, 06/15/45	200	153,491
5.20%, 05/15/49	200	153,601
5.63%, 02/26/44	200	167,383
6.13%, 01/18/41	200	182,302
7.38%, 09/18/37	250	258,938
8.38%, 11/07/54	200	219,526
		1,135,241
Costa Rica — 0.1%
Costa Rica Government International Bonds
7.16%, 03/12/45(f)	200	213,056
7.30%, 11/13/54(f)	200	215,621
		428,677
Dominican Republic — 0.2%
Dominican Republic International Bonds
5.30%, 01/21/41(f)	150	131,946
5.88%, 01/30/60(f)	300	256,804
6.15%, 05/17/38(f)	200	194,578
6.40%, 06/05/49(f)	150	141,700
6.50%, 02/15/48(f)	150	143,951
6.85%, 01/27/45(f)	250	249,752
6.95%, 03/15/37(f)	150	155,713
7.45%, 04/30/44(f)	100	105,961
		1,380,405
Ecuador — 0.1%
Ecuador Government International Bonds
5.50%, 07/31/40(e)(f)	310	253,916
9.25%, 01/29/39(f)	200	201,761
		455,677
Egypt — 0.2%
Egypt Government International Bonds
7.50%, 02/16/61(f)	200	168,896
7.90%, 02/21/48(f)	200	179,734
8.50%, 01/31/47(f)	200	191,618
8.70%, 03/01/49(f)	200	193,882
8.88%, 05/29/50(f)	200	196,562
		930,692
El Salvador — 0.1%
El Salvador Government International Bonds
7.12%, 01/20/50(f)	200	182,764
7.63%, 02/01/41(f)	200	202,179
		384,943
Ghana — 0.0%
Ghana Government International Bonds, 1.50%, 01/03/37(f)	100	58,797
75
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Guatemala — 0.1%
Guatemala Government Bonds
6.13%, 06/01/50(f)	$200	$193,468
6.55%, 02/06/37(f)	200	208,373
		401,841
Hong Kong — 0.0%
Airport Authority, 3.25%, 01/12/52(a)	200	143,527
Hungary — 0.1%
Hungary Government International Bonds
3.13%, 09/21/51(f)	200	120,707
6.75%, 09/25/52(f)	200	209,281
7.63%, 03/29/41	200	231,252
		561,240
Indonesia — 0.4%
Indonesia Government International Bonds
3.05%, 03/12/51	200	121,290
3.35%, 03/12/71	200	117,079
3.50%, 02/14/50	200	134,059
3.70%, 10/30/49	200	139,131
4.20%, 10/15/50	200	150,173
4.35%, 01/11/48	200	156,961
5.10%, 02/10/54	200	173,729
5.13%, 01/15/45(f)	200	178,981
5.25%, 01/17/42(f)	200	186,380
5.25%, 01/08/47(f)	200	180,654
5.95%, 01/08/46(f)	200	197,469
6.63%, 02/17/37(f)	200	212,636
6.75%, 01/15/44(f)	200	212,273
7.75%, 01/17/38(f)	200	230,642
Perusahaan Penerbit SBSN Indonesia III
3.55%, 06/09/51(f)	200	133,598
3.80%, 06/23/50(f)	200	141,565
		2,666,620
Israel — 0.2%
Israel Government International Bonds
3.88%, 07/03/50	200	139,746
4.50%, 01/30/43	200	166,323
5.75%, 03/12/54	200	183,056
5.88%, 01/13/56	200	186,974
State of Israel
3.38%, 01/15/50	200	128,548
3.80%, 05/13/60(f)	600	388,055
		1,192,702
Italy — 0.1%
Republic of Italy Government International Bonds
3.88%, 05/06/51	250	176,693
4.00%, 10/17/49	270	197,548
		374,241
Ivory Coast — 0.0%
Ivory Coast Government International Bonds, 8.25%, 01/30/37(f)	200	217,634
Jamaica — 0.1%
Jamaica Government International Bonds
7.88%, 07/28/45	200	233,465
8.00%, 03/15/39	100	117,643
		351,108
Jordan — 0.0%
Jordan Government International Bonds, 7.38%, 10/10/47(f)	200	194,786
Security	Par (000)	Value
Kazakhstan — 0.1%
Kazakhstan Government International Bonds
4.88%, 10/14/44(f)	$200	$178,502
6.50%, 07/21/45(f)	200	211,601
		390,103
Kenya — 0.0%
Republic of Kenya Government International Bonds, 8.70%, 02/26/39(f)	200	196,571
Lebanon — 0.0%
Lebanon Government International Bonds, 7.25%, 03/23/37(f)(g)(h)	150	43,934
Malaysia — 0.0%
Malaysia Sovereign Sukuk Bhd, 4.24%, 04/22/45(f)	200	170,307
Mexico — 0.8%
Mexico Government International Bonds
3.75%, 04/19/71	200	109,461
3.77%, 05/24/61	400	229,318
4.28%, 08/14/41	300	229,596
4.35%, 01/15/47	200	142,085
4.40%, 02/12/52	200	137,417
4.50%, 01/31/50	200	142,496
4.60%, 01/23/46	200	149,142
4.60%, 02/10/48	200	146,062
4.75%, 03/08/44	370	288,603
5.00%, 04/27/51	200	151,771
5.55%, 01/21/45	300	262,886
5.75%, 10/12/2110	250	194,643
6.05%, 01/11/40	240	227,177
6.13%, 02/09/38	400	385,333
6.25%, 08/27/37	400	392,821
6.34%, 05/04/53	400	359,525
6.40%, 05/07/54	200	181,072
6.63%, 01/29/38	200	200,770
6.75%, 02/09/56	200	188,146
6.88%, 05/13/37	400	412,125
7.38%, 05/13/55	200	204,229
		4,734,678
Morocco — 0.0%
Morocco Government International Bonds, 4.00%, 12/15/50(f)	200	138,199
Nigeria — 0.1%
Nigeria Government International Bonds
7.63%, 11/28/47(f)	200	193,858
8.25%, 09/28/51(f)	200	200,933
9.13%, 01/13/46(f)	200	220,146
		614,937
Oman — 0.1%
Oman Government International Bonds
6.50%, 03/08/47(f)	200	202,786
6.75%, 01/17/48(f)	200	208,406
7.00%, 01/25/51(f)	200	216,624
		627,816
Panama — 0.2%
Panama Government International Bonds
3.87%, 07/23/60	200	129,675
4.30%, 04/29/53	200	146,263
4.50%, 05/15/47	200	157,885
4.50%, 04/16/50	200	152,918
Schedule of Investments
76

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Panama (continued)
4.50%, 04/01/56	$200	$147,661
4.50%, 01/19/63	200	145,437
6.85%, 03/28/54	200	206,316
8.00%, 03/01/38	200	229,392
		1,315,547
Paraguay — 0.1%
Paraguay Government International Bonds
5.40%, 03/30/50(f)	200	175,201
6.10%, 08/11/44(f)	200	195,382
		370,583
Peru — 0.2%
Peruvian Government International Bonds
2.78%, 12/01/60	260	136,677
3.23%, 07/28/2121	130	68,138
3.30%, 03/11/41	100	75,619
3.55%, 03/10/51	200	133,858
3.60%, 01/15/72	125	76,826
5.63%, 11/18/50	200	186,406
5.88%, 08/08/54	200	190,328
6.20%, 06/30/55	100	99,017
6.55%, 03/14/37	150	159,583
		1,126,452
Philippines — 0.2%
Philippines Government International Bonds
2.65%, 12/10/45	200	122,493
2.95%, 05/05/45	200	130,391
3.20%, 07/06/46	200	133,135
3.70%, 03/01/41	200	157,620
3.70%, 02/02/42	200	154,958
3.95%, 01/20/40	300	248,190
4.20%, 03/29/47	200	155,084
5.50%, 01/17/48	400	368,955
		1,470,826
Poland — 0.2%
Bank Gospodarstwa Krajowego, 6.25%, 07/09/54(f)	200	194,853
Republic of Poland Government International Bonds
5.50%, 04/04/53	300	268,036
5.50%, 03/18/54	400	357,448
6.13%, 04/14/56	100	96,557
		916,894
Qatar — 0.3%
Qatar Government International Bonds
4.40%, 04/16/50(f)	400	324,416
4.63%, 06/02/46(f)	200	171,160
4.82%, 03/14/49(f)	600	519,825
5.10%, 04/23/48(f)	500	450,397
5.75%, 01/20/42(a)	200	202,437
6.40%, 01/20/40(a)	100	107,496
		1,775,731
Romania — 0.1%
Romanian Government International Bonds
4.00%, 02/14/51(f)	200	128,672
5.13%, 06/15/48(f)	140	109,842
6.13%, 01/22/44(f)	100	92,312
7.50%, 02/10/37(f)	130	138,272
7.63%, 01/17/53(f)	120	125,311
		594,409
Security	Par (000)	Value
Saudi Arabia — 0.5%
Saudi Government International Bonds
3.25%, 11/17/51(f)	$200	$122,543
3.45%, 02/02/61(f)	200	118,707
3.75%, 01/21/55(f)	200	131,770
4.50%, 10/26/46(f)	600	474,439
4.50%, 04/22/60(f)	200	147,692
4.63%, 10/04/47(f)	400	320,897
5.00%, 04/17/49(f)	400	336,030
5.00%, 01/18/53(f)	200	164,547
5.25%, 01/16/50(f)	400	349,511
5.75%, 01/16/54(f)	400	368,196
5.88%, 01/12/56(f)	400	370,609
		2,904,941
Senegal — 0.0%
Senegal Government International Bonds, 6.75%, 03/13/48(f)	200	98,812
South Africa — 0.2%
Republic of South Africa Government International Bonds
5.00%, 10/12/46	200	153,603
5.38%, 07/24/44	200	167,012
5.65%, 09/27/47	200	166,163
5.75%, 09/30/49	200	165,781
6.13%, 12/11/37(f)	200	194,874
7.30%, 04/20/52	200	198,078
7.95%, 11/19/54(f)	200	211,129
		1,256,640
South Korea — 0.1%
Export-Import Bank of Korea, 2.50%, 06/29/41	200	140,902
Korea International Bonds, 3.88%, 09/20/48	200	162,246
		303,148
Sri Lanka — 0.0%
Sri Lanka Government International Bonds, 3.60%, 02/15/38(e)(f)	188	192,974
Supranational — 0.0%
Inter-American Development Bank
3.20%, 08/07/42	50	39,016
3.88%, 10/28/41	110	94,536
4.38%, 01/24/44	60	53,889
		187,441
Sweden — 0.0%
Svensk Exportkredit AB, 0.00%, 05/11/37(d)	15	8,505
Turkey — 0.3%
Turkiye Government International Bonds
4.88%, 04/16/43	200	147,864
5.75%, 05/11/47(b)	400	316,522
6.00%, 01/14/41	300	259,376
6.63%, 02/17/45	200	178,550
6.75%, 05/30/40(b)	200	190,567
6.80%, 11/04/36	200	193,497
6.88%, 01/14/38	200	193,360
7.25%, 03/05/38	50	50,834
		1,530,570
United Arab Emirates — 0.3%
Abu Dhabi Government International Bonds
2.70%, 09/02/70(f)	200	98,902
3.13%, 09/30/49(f)	400	257,314
3.88%, 04/16/50(f)	400	290,777
77
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
United Arab Emirates (continued)
4.13%, 10/11/47(f)	$400	$309,134
5.50%, 04/30/54(f)	200	186,023
Emirate of Dubai Government International Bonds, 5.25%, 01/30/43(f)	200	183,771
Finance Department Government of Sharjah, 4.00%, 07/28/50(f)	200	124,317
UAE International Government Bonds
3.25%, 10/19/61(f)	200	120,203
4.95%, 07/07/52(f)	200	172,772
		1,743,213
Uruguay — 0.1%
Oriental Republic of Uruguay, 5.25%, 09/10/60	130	114,298
Uruguay Government International Bonds
4.13%, 11/20/45	55	45,567
4.98%, 04/20/55	305	260,679
5.10%, 06/18/50	390	346,243
5.44%, 02/14/37	95	94,759
		861,546
Total Foreign Government Obligations — 6.8% (Cost: $43,570,686)		40,589,184
Municipal Debt Obligations
Arizona — 0.0%
Salt River Project Agricultural Improvement & Power District, RB, BAB, 4.84%, 01/01/41	150	141,019
California — 0.4%
Bay Area Toll Authority, RB, BAB
Series S-1, 7.04%, 04/01/50	37	40,790
Series S-3, 6.91%, 10/01/50(b)	170	182,470
California State University, RB
Class B,2.72%, 11/01/52(b)	200	125,883
5.18%, 11/01/53	100	91,483
City of San Francisco California Public Utilities Commission Water Revenue, RB, BAB, 6.95%, 11/01/50	100	107,329
Foothill-Eastern Transportation Corridor Agency, RB, Series A, 4.09%, 01/15/49	100	77,929
Los Angeles Community College District California, GO, BAB, 6.75%, 08/01/49	200	210,964
Los Angeles County Public Works Financing Authority, RB, BAB, 7.62%, 08/01/40	50	57,080
Regents of the University of California Medical Center Pooled Revenue, RB
3.71%, 05/15/2120	225	132,882
Series N, 3.26%, 05/15/60	65	39,010
Regents of the University of California Medical Center Pooled Revenue, RB, BAB, Series F, 6.58%, 05/15/49	150	156,788
San Diego County Regional Transportation Commission, RB, BAB, 5.91%, 04/01/48	125	122,444
San Diego County Water Authority, RB, BAB, Series B, Class B,6.14%, 05/01/49	50	49,704
State of California, GO
4.60%, 04/01/38	100	100,325
5.20%, 03/01/43	105	100,292
State of California, GO, BAB
7.30%, 10/01/39	150	166,999
7.55%, 04/01/39(b)	250	288,129
Security	Par (000)	Value
California (continued)
7.60%, 11/01/40	$245	$284,830
University of California, RB
Series AQ, 4.77%, 05/15/2115	150	115,654
Series BG, 3.07%, 05/15/51	200	125,482
		2,576,467
Colorado — 0.0%
Regional Transportation District Sales Tax Revenue, RB, BAB, Series B, 5.84%, 11/01/50	20	19,325
District of Columbia — 0.0%
District of Columbia Water & Sewer Authority, RB, 4.81%, 10/01/2114	50	39,394
Florida — 0.0%
County of Miami-Dade Aviation Revenue, RB, Series C, 4.28%, 10/01/41	50	44,195
Georgia — 0.0%
Municipal Electric Authority of Georgia, RB, BAB
Project J, Series 2010-A, 6.64%, 04/01/57	88	91,061
Project M, Series 2010-A, 6.66%, 04/01/57	44	45,428
		136,489
Illinois — 0.1%
Chicago O'Hare International Airport, RB, Series C, Class C,4.57%, 01/01/54(b)	100	81,081
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue, RB, Series B, Class B,6.90%, 12/01/40	222	241,144
Metropolitan Water Reclamation District of Greater Chicago, GOL, BAB, 5.72%, 12/01/38	55	54,859
		377,084
Louisiana — 0.0%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, 5.20%, 12/01/39	210	208,450
Maryland — 0.0%
Maryland Health & Higher Educational Facilities Authority, RB, Class D,3.05%, 07/01/40(b)	50	37,800
Massachusetts — 0.1%
Commonwealth of Massachusetts Transportation Fund Revenue, RB, BAB, Series A, 5.73%, 06/01/40	25	25,039
Commonwealth of Massachusetts, GOL, BAB, Series E, 5.46%, 12/01/39	200	198,213
Massachusetts School Building Authority, RB, BAB, Series B, 5.72%, 08/15/39	50	50,463
		273,715
Michigan — 0.0%
Michigan State University, RB, 4.17%, 08/15/2122	100	68,238
University of Michigan, RB, Class B,3.50%, 04/01/52	200	141,102
		209,340
Missouri — 0.0%
Health & Educational Facilities Authority of the State of Missouri, RB, Series A, 3.23%, 05/15/50	100	67,517
New Jersey — 0.1%
New Jersey Transportation Trust Fund Authority, RB, BAB, Series B, 6.56%, 12/15/40	100	106,764
Schedule of Investments
78

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
New Jersey (continued)
New Jersey Turnpike Authority, RB, BAB
Series A, 7.10%, 01/01/41	$200	$221,732
Series F, 7.41%, 01/01/40	150	171,537
		500,033
New York — 0.3%
City of New York, GO
5.37%, 10/01/51	300	275,476
5.80%, 02/01/52	75	72,806
City of New York, GO, BAB, Series C-1, 5.52%, 10/01/37	200	197,331
Empire State Development Corp., RB, BAB, 5.77%, 03/15/39	40	40,318
Metropolitan Transportation Authority Dedicated Tax Fund, RB, BAB, 7.34%, 11/15/39	130	145,719
New York City Municipal Water Finance Authority, RB, BAB
5.44%, 06/15/43	250	234,231
6.01%, 06/15/42	200	200,955
New York State Dormitory Authority, RB, BAB, Series F, 5.63%, 03/15/39	90	90,098
Port Authority of New York & New Jersey, RB
3.29%, 08/01/69	300	180,098
5.07%, 07/15/53	30	27,223
Series 168, 4.93%, 10/01/51	80	71,159
Series 174, 4.46%, 10/01/62	350	278,552
Series 181, 4.96%, 08/01/46	50	46,057
Series 225, 3.18%, 07/15/60	70	42,628
		1,902,651
Ohio — 0.1%
American Municipal Power, Inc., RB, Series B, 8.08%, 02/15/50	50	60,189
American Municipal Power, Inc., RB, BAB, 6.45%, 02/15/44(b)	200	204,322
Ohio State University (The), RB, Series A, 4.80%, 06/01/2111	75	59,011
		323,522
Oklahoma — 0.1%
Oklahoma Development Finance Authority, RB
4.62%, 06/01/44	85	79,201
4.71%, 05/01/52(b)	175	154,897
		234,098
Pennsylvania — 0.0%
Commonwealth Financing Authority, RB, Series A, 4.14%, 06/01/38	150	136,577
Pennsylvania State University (The), RB, 2.79%, 09/01/43	75	55,346
		191,923
Tennessee — 0.0%
Metropolitan Government of Nashville & Davidson County Convention Center Authority, RB, BAB, Series B, 6.73%, 07/01/43	40	41,284
Texas — 0.3%
Board of Regents of the University of Texas System, RB, BAB, Series C, 4.79%, 08/15/46	150	140,452
City of San Antonio Electric & Gas Systems Revenue, RB, 5.57%, 02/01/50(b)	35	33,858
City of San Antonio Electric & Gas Systems Revenue, RB, BAB, 5.81%, 02/01/41(b)	50	50,285
Security	Par (000)	Value
Texas (continued)
Dallas Area Rapid Transit, RB, Class A,2.61%, 12/01/48	$100	$65,577
Dallas Area Rapid Transit, RB, BAB, Series B, 6.00%, 12/01/44	100	99,737
Dallas County Hospital District, GOL, BAB, Series C, Class C,5.62%, 08/15/44	30	29,550
Dallas Fort Worth International Airport, RB
Class A,4.51%, 11/01/51	200	166,485
Series C, Class C,2.92%, 11/01/50(b)	100	67,396
Grand Parkway Transportation Corp., RB, 3.24%, 10/01/52	150	98,924
North Texas Tollway Authority, RB, BAB, Series B, Class B,6.72%, 01/01/49(b)	70	73,911
Permanent University Fund - Texas A&M University System, RB, Series B, Class B,3.66%, 07/01/47	100	79,366
State of Texas, GO, BAB, 5.52%, 04/01/39	234	232,290
Texas Natural Gas Securitization Finance Corp., RB, 5.17%, 04/01/41	200	196,932
Texas Private Activity Bond Surface Transportation Corp., RB, Series B, Class B,3.92%, 12/31/49	100	76,975
Texas Transportation Commission, GO, 2.47%, 10/01/44	50	33,617
		1,445,355
Virginia — 0.0%
University of Virginia, RB
2.26%, 09/01/50	270	151,443
Series C, 4.18%, 09/01/2117	45	31,657
		183,100
Total Municipal Debt Obligations — 1.5% (Cost: $10,608,250)		8,952,761
U.S. Government & Agency Obligations
U.S. Government Agency Obligations — 0.1%
Tennessee Valley Authority
3.50%, 12/15/42	50	40,101
5.25%, 09/15/39	65	65,790
5.25%, 02/01/55	50	47,112
5.38%, 04/01/56	500	480,237
		633,240
U.S. Government Obligations — 46.3%
U.S. Treasury Bonds
1.13%, 05/15/40	4,131	2,543,147
1.13%, 08/15/40	498	303,235
1.25%, 05/15/50	3,600	1,632,938
1.38%, 11/15/40	5,757	3,615,216
1.38%, 08/15/50	3,890	1,816,144
1.63%, 11/15/50	6,245	3,109,815
1.75%, 08/15/41	7,645	4,970,445
1.88%, 02/15/41	6,683	4,501,627
1.88%, 02/15/51	7,393	3,914,825
1.88%, 11/15/51	7,273	3,804,688
2.00%, 11/15/41	6,834	4,588,390
2.00%, 02/15/50	4,170	2,320,866
2.00%, 08/15/51	6,611	3,585,435
2.25%, 05/15/41	5,197	3,676,877
2.25%, 08/15/46	1,922	1,203,653
2.25%, 08/15/49	4,700	2,793,562
2.25%, 02/15/52	6,453	3,700,392
2.38%, 02/15/42	5,540	3,912,625
79
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
U.S. Government Obligations (continued)
2.38%, 11/15/49	$3,960	$2,411,888
2.38%, 05/15/51	7,087	4,227,838
2.50%, 02/15/45	2,130	1,437,417
2.50%, 02/15/46	895	593,357
2.50%, 05/15/46	1,750	1,155,547
2.75%, 08/15/42	1,450	1,071,867
2.75%, 11/15/42	4,355	3,201,605
2.75%, 08/15/47	1,700	1,153,875
2.75%, 11/15/47	3,120	2,110,875
2.88%, 05/15/43	3,150	2,337,398
2.88%, 08/15/45	500	356,953
2.88%, 11/15/46	850	596,461
2.88%, 05/15/49	4,320	2,938,275
2.88%, 05/15/52	3,322	2,193,039
3.00%, 05/15/42	1,000	770,313
3.00%, 05/15/45	300	219,563
3.00%, 11/15/45	500	363,438
3.00%, 02/15/47	1,300	929,703
3.00%, 02/15/48	3,835	2,709,068
3.00%, 08/15/48	4,840	3,399,344
3.00%, 02/15/49	4,600	3,213,531
3.00%, 08/15/52	5,949	4,023,011
3.13%, 11/15/41	600	475,406
3.13%, 02/15/43	4,486	3,468,940
3.13%, 08/15/44	1,400	1,057,000
3.13%, 05/15/48	4,247	3,061,158
3.25%, 05/15/42	4,651	3,708,446
3.38%, 08/15/42	4,483	3,620,022
3.38%, 05/15/44	1,450	1,141,422
3.63%, 08/15/43	1,450	1,193,758
3.63%, 02/15/44	2,600	2,128,344
3.63%, 02/15/53	5,216	3,982,905
3.63%, 05/15/53	5,105	3,894,158
3.75%, 11/15/43	2,300	1,921,578
3.88%, 08/15/40	650	577,281
3.88%, 02/15/43	4,365	3,740,259
3.88%, 05/15/43	4,730	4,040,455
4.00%, 11/15/42	5,069	4,427,455
4.00%, 11/15/52	5,922	4,842,160
4.13%, 08/15/44	4,410	3,848,414
4.13%, 08/15/53	6,515	5,436,971
4.25%, 11/15/40	1,416	1,307,145
4.25%, 02/15/54	6,475	5,515,891
4.25%, 08/15/54	6,724	5,726,957
4.38%, 05/15/40	1,317	1,239,215
4.38%, 08/15/43	6,129	5,571,644
4.50%, 02/15/44	4,951	4,554,146
4.50%, 11/15/54	6,406	5,690,330
4.63%, 02/15/40	1,350	1,306,547
4.63%, 05/15/44	5,330	4,972,723
4.63%, 11/15/44	4,336	4,033,157
4.63%, 11/15/45	4,213	3,900,316
4.63%, 02/15/46	4,421	4,090,116
4.63%, 05/15/54	6,549	5,939,124
4.63%, 02/15/55	6,314	5,725,022
4.63%, 11/15/55	6,914	6,270,134
Security	Par (000)	Value
U.S. Government Obligations (continued)
4.75%, 02/15/41	$270	$262,406
4.75%, 11/15/43	5,448	5,178,154
4.75%, 02/15/45	5,008	4,727,082
4.75%, 11/15/53	5,378	4,972,969
4.75%, 05/15/55	6,901	6,385,582
4.75%, 08/15/55	6,980	6,458,681
4.75%, 02/15/56	6,860	6,353,188
4.88%, 08/15/45	4,501	4,307,598
5.00%, 05/15/45	4,377	4,258,000
5.00%, 05/15/46	3,166	3,072,999
5.00%, 05/15/56	6,954	6,704,091
5.13%, 08/15/46	744	733,770
5.13%, 08/15/56	1,431	1,406,628
		274,637,993
Total U.S. Government & Agency Obligations — 46.4% (Cost: $332,422,106)		275,271,233
Total Long-Term Investments — 98.1% (Cost: $683,133,026)		582,677,988
	Shares
Short-Term Securities
Money Market Funds — 2.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.65%(j)(k)(l)	11,798,454	11,798,454
Total Short-Term Securities — 2.0% (Cost: $11,798,454)		11,798,454
Total Investments — 100.1% (Cost: $694,931,480)		594,476,442
Liabilities in Excess of Other Assets — (0.1)%		(375,316)
Net Assets — 100.0%		$594,101,126

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	Zero-coupon bond.
(e)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(f)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(g)	Issuer filed for bankruptcy and/or is in default.
(h)	Non-income producing security.
(i)	U.S. dollar denominated security issued by foreign domiciled entity.
(j)	Affiliate of the Fund.
(k)	Annualized 7-day yield as of period end.
(l)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Schedule of Investments
80

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Core 10+ Year USD Bond ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended August 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 02/28/26	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/26	Shares Held at 08/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$10,059,810	$1,738,644 (a)	$—	$—	$—	$11,798,454	11,798,454	$82,142 (b)	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$106,717	$—	$106,717
Corporate Bonds & Notes	—	257,758,093	—	257,758,093
Foreign Government Obligations	—	40,589,184	—	40,589,184
Municipal Debt Obligations	—	8,952,761	—	8,952,761
U.S. Government & Agency Obligations	—	275,271,233	—	275,271,233
Short-Term Securities
Money Market Funds	11,798,454	—	—	11,798,454
	$11,798,454	$582,677,988	$—	$594,476,442
See notes to financial statements.
81
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)
August 31, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Asset-Backed Securities
Ally Auto Receivables Trust, 3.92%, 10/15/30	$4,000	$3,962,732
American Express Credit Account Master Trust
5.15%, 09/16/30	9,000	9,101,776
4.56%, 12/17/29	5,000	5,008,985
4.51%, 04/15/32	5,000	4,975,258
4.28%, 04/15/30	3,580	3,569,177
4.30%, 07/15/30	11,462	11,413,930
BA Credit Card Trust, 4.22%, 04/15/31	4,000	3,962,118
Barclays Dryrock Issuance Trust, 3.97%, 07/15/31	2,000	1,974,242
BMW Vehicle Lease Trust
4.49%, 10/25/28	2,000	1,999,627
4.15%, 05/25/29	6,500	6,457,488
BMW Vehicle Owner Trust, 4.59%, 04/25/31	3,000	2,994,240
Bridgecrest Lending Auto Securitization Trust
5.62%, 03/17/31	2,500	2,510,285
5.02%, 04/15/32	6,000	5,972,911
Capital One Multi-Asset Execution Trust
3.92%, 09/15/29	15,000	14,930,073
4.65%, 10/15/37	4,780	4,589,531
4.48%, 07/15/31	10,000	9,963,706
5.11%, 07/15/38	6,000	5,950,383
Class A2, 1.39%, 07/15/30	11,000	10,380,919
Carmax Auto Owner Trust, 4.35%, 07/15/30	12,000	11,977,888
CarMax Auto Owner Trust
4.64%, 04/15/30	2,560	2,560,606
4.48%, 03/15/30	2,400	2,399,135
4.96%, 11/15/30	1,000	1,001,257
4.94%, 08/15/29	1,000	1,004,867
4.47%, 01/15/31	1,500	1,494,114
CarMax Select Receivables Trust
4.83%, 06/16/31	500	496,401
4.43%, 05/17/32	1,200	1,176,694
4.90%, 05/17/32	2,000	1,954,260
Carvana Auto Receivables Trust
4.24%, 08/11/31	2,000	1,972,642
4.48%, 10/10/31	1,500	1,473,398
4.04%, 11/11/30	1,500	1,486,064
4.26%, 02/10/31	6,250	6,196,975
Chase Issuance Trust
5.08%, 09/15/30	2,885	2,913,357
4.63%, 01/15/31	14,035	14,048,911
Citibank Credit Card Issuance Trust
3.96%, 10/13/30	2,000	1,974,065
6.15%, 06/15/39	3,000	3,201,514
4.30%, 06/21/30	4,000	3,981,422
4.49%, 06/21/32	10,250	10,164,123
CNH Equipment Trust
5.23%, 11/17/31	2,000	2,018,658
4.30%, 10/15/30	2,500	2,486,771
Drive Auto Receivables Trust
4.67%, 05/17/32	890	890,969
4.94%, 05/17/32	2,000	2,001,113
5.41%, 09/15/32	2,800	2,809,255
Exeter Automobile Receivables Trust
5.92%, 02/15/30	5,000	5,042,774
5.06%, 02/18/31	2,805	2,797,745
5.57%, 10/15/31	1,500	1,505,279
4.57%, 06/16/31	2,800	2,775,589
4.68%, 03/15/32	700	693,729
Security	Par (000)	Value
4.70%, 03/17/31	$3,750	$3,732,422
5.49%, 05/15/31	1,500	1,507,837
5.64%, 02/15/33	3,000	2,988,529
First National Master Note Trust
4.85%, 02/15/30	5,000	5,016,585
4.61%, 05/15/31	1,120	1,114,645
Ford Credit Auto Lease Trust
4.23%, 12/15/28	5,000	4,993,805
4.30%, 08/15/29	1,250	1,247,347
Ford Credit Auto Owner Trust
4.88%, 09/15/30	2,000	2,003,014
4.45%, 10/15/29	4,250	4,251,013
5.26%, 11/15/29	1,480	1,491,029
4.05%, 10/15/30	3,000	2,966,206
4.40%, 08/15/30	5,700	5,664,875
Ford Credit Floorplan Master Owner Trust A
4.06%, 11/15/30	2,000	1,971,930
4.63%, 04/15/30	5,100	5,096,867
4.06%, 09/15/30	3,750	3,703,379
4.60%, 05/15/33	4,500	4,445,670
GM Financial Automobile Leasing Trust
4.41%, 08/20/29	1,000	996,144
4.60%, 05/20/30	1,500	1,492,655
GM Financial Consumer Automobile Receivables Trust
4.44%, 04/16/30	1,000	999,337
4.73%, 08/16/30	1,780	1,784,760
4.18%, 08/16/30	5,000	4,984,688
4.30%, 09/16/31	1,500	1,488,742
3.84%, 02/18/31	3,265	3,223,276
3.97%, 06/16/32	2,625	2,569,689
4.44%, 07/16/31	22,000	21,892,819
Honda Auto Receivables Owner Trust
4.15%, 10/15/29	2,600	2,593,258
4.04%, 02/21/30	1,750	1,739,664
3.98%, 06/17/30	3,000	2,976,360
4.30%, 11/15/30	2,000	1,986,642
Hyundai Auto Receivables Trust
4.40%, 04/15/31	1,100	1,095,514
4.36%, 12/17/29	3,300	3,296,095
4.31%, 06/15/33	1,800	1,753,260
4.51%, 02/18/31	7,000	6,983,746
4.60%, 02/17/32	2,400	2,391,962
John Deere Owner Trust, 4.91%, 02/18/31	1,850	1,856,947
Mercedes-Benz Auto Lease Trust, 4.69%, 02/18/31	3,100	3,103,878
Nissan Auto Lease Trust, 4.87%, 06/17/30	2,250	2,244,523
Nissan Auto Receivables Owner Trust
4.49%, 12/17/29	4,000	4,001,852
4.57%, 11/15/30	500	498,986
Porsche Innovative Lease Owner Trust, 4.41%, 08/20/29	6,400	6,382,580
Santander Drive Auto Receivables Trust
5.64%, 08/15/30	3,500	3,539,848
5.14%, 02/17/32	4,100	4,111,635
4.87%, 05/15/31	1,000	1,002,281
5.43%, 03/17/31	500	503,308
4.49%, 09/15/31	2,000	1,996,154
4.68%, 09/15/31	1,500	1,489,011
4.27%, 01/15/32	3,000	2,975,052
4.95%, 01/15/32	2,050	2,029,253
3.93%, 07/15/30	5,800	5,756,994
Schedule of Investments
82

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
4.26%, 04/15/32	$900	$880,799
Synchrony Card Funding LLC, 4.49%, 05/15/31	17,000	16,967,875
Synchrony Card Issuance Trust, 4.06%, 11/15/31	3,380	3,336,730
Toyota Auto Receivables Owner Trust
4.34%, 11/15/29	600	599,209
4.76%, 05/15/30	1,000	1,002,728
4.11%, 03/15/30	3,270	3,254,203
3.84%, 06/17/30	2,500	2,474,562
4.20%, 08/15/31	3,750	3,683,773
Verizon Master Trust
4.17%, 08/20/30	6,300	6,282,650
4.62%, 11/20/30	7,700	7,710,917
3.96%, 08/20/31	3,444	3,397,237
3.94%, 02/20/31	13,500	13,382,640
4.71%, 06/21/32	1,750	1,738,153
4.51%, 06/21/32	4,000	3,977,313
WF Card Issuance Trust, 4.08%, 04/15/31	6,000	5,919,767
World Omni Auto Receivables Trust
5.09%, 12/17/29	2,000	2,009,991
4.08%, 11/15/30	3,200	3,183,073
3.86%, 05/15/31	5,600	5,518,788
4.37%, 06/16/31	5,000	4,969,833
4.60%, 10/15/31	2,500	2,491,627
World Omni Automobile Lease Securitization Trust, 4.14%, 05/15/29	12,000	11,904,388
Total Asset-Backed Securities — 0.3% (Cost: $470,216,071)		466,839,278
Collateralized Mortgage Obligations
Mortgage-Backed Securities — 1.0%
Bank
2.29%, 06/15/64	7,260	6,350,997
2.46%, 06/15/64	2,000	1,707,939
2.93%, 02/15/55(a)	3,000	2,677,752
3.27%, 09/15/64(a)	1,000	814,049
3.46%, 01/15/63(a)	1,400	1,198,918
3.50%, 03/15/64(a)	1,000	853,416
4.45%, 05/15/61(a)	1,000	966,384
4.48%, 03/15/61(a)	500	480,002
4.72%, 08/15/61(a)	292	278,386
4.79%, 02/15/52(a)	1,000	899,706
5.54%, 12/25/67	4,000	3,968,175
5.62%, 03/15/58(a)	3,175	3,227,424
5.72%, 06/15/57	4,450	4,546,923
Series 2017-BNK8, Class A3, 3.23%, 11/15/50	3,416	3,365,824
Series 2018-BN15, Class A4, 4.41%, 11/15/61(a)	4,500	4,441,766
Series 2019-BN16, Class AS, 4.27%, 02/15/52	1,000	967,628
Series 2019-BN21, Class A5, 2.85%, 10/17/52	13,310	12,457,211
Series 2020, Class A5, 2.65%, 01/15/63	6,500	5,988,138
Series 2020-BN27, Class A5, 2.14%, 04/15/63	23,610	21,076,872
Series 2020-BN29, Class A4, 2.00%, 11/15/53	5,760	5,042,475
Series 2021-BN34, Class A5, 2.44%, 06/15/63	1,000	872,260
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Series 21-BN36, Class A5, 2.47%, 09/15/64	$8,930	$7,856,969
BANK
2.35%, 04/15/54	1,212	1,094,894
2.98%, 11/15/64(a)	2,000	1,682,518
Bank5
5.28%, 08/15/63	2,250	2,257,617
5.45%, 07/15/58	1,000	1,009,516
5.61%, 08/15/57	3,000	3,037,251
5.64%, 10/15/57	2,000	2,004,892
5.65%, 04/15/58	6,000	6,090,921
5.77%, 06/15/57	9,000	9,140,458
5.78%, 04/15/56	278	279,345
5.79%, 06/15/57	2,000	2,025,912
5.88%, 08/15/57	4,000	4,069,775
5.89%, 11/15/57	5,000	5,095,586
5.89%, 11/15/58(a)	1,431	1,416,345
6.23%, 05/15/57	2,853	2,920,372
6.42%, 08/15/57(a)	650	654,401
6.49%, 06/15/57(a)	2,950	3,024,694
6.50%, 12/15/56	1,731	1,771,991
6.53%, 11/15/57(a)	3,000	3,006,371
7.21%, 05/15/57(a)	2,580	2,657,920
7.21%, 05/15/57(a)	1,000	1,015,419
7.38%, 07/15/56(a)	1,949	2,004,878
Barclays Commercial Mortgage Trust
Series 2019-C3, Class A4, 3.58%, 05/15/52	2,200	2,117,035
Series 2019-C4, Class A5, 2.92%, 08/15/52	8,750	8,236,256
Series 2019-C5, Class A4, 3.06%, 11/15/52	1,000	942,437
BBCMS Mortgage Trust
1.62%, 10/15/53	867	837,026
2.69%, 11/15/54	3,000	2,641,177
3.19%, 02/15/54(a)	500	410,173
4.05%, 12/15/51	4,000	3,935,218
4.44%, 09/15/55	2,000	1,907,289
4.60%, 06/15/55(a)	5,390	5,180,663
5.02%, 09/15/58	6,815	6,776,313
5.12%, 09/15/57	2,500	2,451,639
5.14%, 12/15/57	5,400	5,384,975
5.30%, 12/15/58	6,300	6,245,350
5.40%, 09/15/57	2,500	2,504,137
5.45%, 09/15/55(a)	500	450,505
5.45%, 04/15/56	1,000	1,001,691
5.48%, 11/15/58	1,800	1,797,822
5.52%, 08/15/58	1,000	1,010,956
5.53%, 11/15/57	1,500	1,515,013
5.55%, 07/15/57	991	998,206
5.59%, 07/15/58(a)	9,500	9,620,209
5.63%, 09/15/57	5,100	5,110,757
5.71%, 12/15/55(a)	3,160	3,223,562
5.72%, 02/15/57	1,386	1,370,135
5.72%, 02/15/62	5,131	5,250,012
5.81%, 02/15/59(a)	1,840	1,815,673
5.83%, 11/15/57(a)	1,000	1,009,949
5.84%, 09/15/57(a)	3,000	3,036,433
5.84%, 03/15/58	500	510,534
5.84%, 08/15/58(a)	1,000	1,011,350
5.87%, 02/15/57	1,000	1,013,318
5.89%, 09/15/57	1,250	1,268,252
5.90%, 06/15/59	4,800	4,841,909
5.94%, 05/15/57(a)	2,210	2,205,252
83
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
5.95%, 03/15/57	$3,000	$3,049,087
5.97%, 07/15/56(a)	500	504,571
6.00%, 09/15/56(a)	10,000	10,350,620
6.11%, 12/15/58(a)	750	731,729
6.12%, 07/15/58(a)	1,500	1,517,157
6.13%, 11/15/57	900	915,112
6.15%, 03/15/57(a)	2,800	2,820,379
6.36%, 03/15/57(a)	1,000	1,017,937
6.37%, 12/15/55(a)	1,500	1,432,091
6.51%, 09/15/56(a)	3,000	3,100,505
6.51%, 09/15/56(a)	2,000	2,053,114
6.54%, 05/15/58(a)	1,000	1,026,908
6.64%, 03/15/57(a)	1,660	1,671,477
6.80%, 11/15/56(a)	3,970	4,245,542
7.03%, 05/15/58(a)	500	515,129
7.70%, 12/15/56(a)	1,000	1,039,074
Series 2018-C2, Class A5, 4.31%, 12/15/51	1,520	1,494,626
Series 2020-C8, Class A5, 2.04%, 10/15/53	1,520	1,346,710
Series 2021-C11, Class A5, 2.32%, 09/15/54	3,765	3,279,059
Series 2022-C15, Class A5, 3.66%, 04/15/55(a)	3,745	3,439,225
BBCMS Mortgage Trust 2023-C20, 5.31%, 07/15/56	5,000	5,001,448
BBCMS Trust
2.27%, 07/15/54	2,416	2,269,591
Series 2021-C10, Class A5, 2.49%, 07/15/54	12,618	11,269,325
Benchmark Mortgage Trust
1.93%, 07/15/53	5,000	4,422,183
2.14%, 09/15/54	5,000	4,385,219
2.63%, 11/15/54(a)	1,000	808,156
3.18%, 02/15/53(a)	1,000	880,654
3.46%, 03/15/55(a)	1,500	1,358,835
3.73%, 03/15/55(a)	350	295,126
4.20%, 07/15/55	9,000	8,574,737
5.13%, 03/15/59	1,617	1,613,921
5.18%, 04/15/57	500	500,185
5.18%, 10/15/58	1,600	1,599,891
5.21%, 04/15/63	5,000	4,926,880
5.25%, 01/15/58	1,700	1,702,052
5.33%, 02/15/58	6,000	6,013,841
5.36%, 05/15/55	1,993	1,998,924
5.44%, 08/15/58(a)	1,500	1,510,158
5.51%, 03/15/59	2,000	1,994,252
5.60%, 08/15/57	3,700	3,740,193
5.66%, 04/15/57	2,000	2,029,992
5.77%, 05/15/56	1,000	1,012,311
5.79%, 04/15/63(a)	2,000	2,005,447
5.85%, 08/28/59	3,500	3,584,391
5.86%, 08/15/58(a)	1,000	1,006,538
5.91%, 11/15/57(a)	2,000	2,040,100
6.03%, 12/15/57(a)	1,545	1,565,175
6.06%, 01/10/57(a)	1,500	1,505,037
6.06%, 08/15/57(a)	1,500	1,522,324
6.09%, 04/15/57(a)	1,000	1,017,560
6.16%, 08/28/59	3,200	3,274,421
6.38%, 03/15/57	4,460	4,550,110
6.79%, 03/15/57	1,500	1,535,255
6.86%, 07/15/57(a)	1,000	1,031,884
7.08%, 05/15/56(a)	1,000	1,027,832
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
7.18%, 07/15/57(a)	$1,600	$1,653,196
7.18%, 07/15/57(a)	1,000	1,022,413
Series 2018-B1, Class A5, 3.67%, 01/15/51(a)	3,250	3,202,746
Series 2018-B3, Class A5, 4.03%, 04/10/51	5,000	4,931,608
Series 2018-B5, Class A4, 4.21%, 07/15/51	5,000	4,917,950
Series 2018-B7, Class B, 4.98%, 05/15/53(a)	1,100	1,032,524
Series 2018-B8, Class A5, 4.23%, 01/15/52	17,000	16,624,168
Series 2019-B11, Class A4, 3.28%, 05/15/52	17,272	16,613,464
Series 2019-B11, Class A5, 3.54%, 05/15/52	20,000	19,192,733
Series 2020-B19, Class B, 2.35%, 09/15/53	2,700	2,071,337
Series 2020-B21, Class A4, 1.70%, 12/17/53	7,000	6,244,967
Series 2020-B21, Class A5, 1.98%, 12/17/53	8,616	7,566,192
Series 2020-B23, Class A5, 2.07%, 02/15/54	25,000	21,790,777
Series 2021-B24, Class A4, 2.26%, 03/15/54	456	412,481
Series 2021-B26, Class A5, 2.61%, 06/15/54	1,400	1,239,354
Series 2023-B38, Class A2, 5.63%, 04/15/56	10,000	10,070,290
BMARK, 7.71%, 11/15/56(a)	1,097	1,140,299
BMO Mortgage Trust
4.70%, 10/15/58	1,000	981,768
5.15%, 12/15/57	1,000	998,112
5.18%, 10/15/58	1,500	1,495,676
5.21%, 03/15/59	4,089	4,079,760
5.31%, 09/15/54	1,200	1,192,826
5.32%, 09/15/57	500	501,204
5.57%, 06/15/58	1,000	1,011,714
5.58%, 12/15/58	1,200	1,195,906
5.63%, 12/15/57(a)	1,100	1,112,983
5.69%, 02/15/58	7,750	7,867,008
5.74%, 02/15/57	1,000	1,011,138
5.74%, 12/15/57(a)	900	882,216
5.75%, 09/15/57(a)	2,000	2,002,006
5.76%, 07/15/57	2,500	2,551,489
5.78%, 04/15/58(a)	950	965,770
5.82%, 08/15/59	1,000	1,029,447
5.86%, 02/15/57	3,000	3,051,328
5.87%, 06/15/58(a)	1,500	1,543,959
5.88%, 09/15/57(a)	500	490,650
5.89%, 11/15/57(a)	3,500	3,515,246
5.91%, 03/15/57(a)	4,000	4,063,170
5.93%, 02/15/59(a)	500	487,847
5.96%, 09/15/56(a)	30,000	30,781,752
6.01%, 07/15/58	568	566,330
6.09%, 09/15/57(a)	750	753,849
6.14%, 03/15/57(a)	2,330	2,332,459
6.16%, 10/15/58(a)	1,000	1,015,090
6.23%, 03/15/57(a)	1,500	1,445,052
6.26%, 04/15/58(a)	1,000	993,340
6.29%, 02/15/57(a)	4,810	4,892,802
6.41%, 11/15/57(a)	3,500	3,553,140
6.49%, 05/15/58(a)	500	498,070
6.60%, 07/15/57(a)	500	494,932
Schedule of Investments
84

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
6.67%, 12/15/56(a)	$1,500	$1,567,443
7.09%, 02/15/57(a)	687	676,735
7.49%, 11/15/56(a)	11,200	11,605,429
7.49%, 11/15/56(a)	2,000	2,067,281
CD Mortgage Trust
3.71%, 11/13/50(a)	500	490,564
3.91%, 11/13/50(a)	995	957,742
4.66%, 08/15/51(a)	1,188	1,130,358
CGMS Commercial Mortgage Trust, 4.23%, 08/15/50(a)	1,000	977,537
Citigroup Commercial Mortgage Trust
3.42%, 12/15/72	2,000	1,873,628
3.74%, 03/10/51	1,793	1,769,405
4.05%, 12/15/72(a)	1,500	1,373,644
Series 2018-B2, Class A4, 4.01%, 03/10/51	20,020	19,776,514
Series 2018-C6, Class A4, 4.41%, 11/10/51	693	683,015
Series 2019-C7, Class A4, 3.10%, 12/15/72	5,800	5,447,225
Series 2019-GC41, Class A5, 2.87%, 08/10/56	9,000	8,449,880
Commercial Mortgage Trust, 5.47%, 11/15/55(a)	1,000	993,704
CSAIL Commercial Mortgage Trust
2.72%, 12/15/52	500	470,655
4.45%, 04/15/51(a)	1,800	1,729,178
Series 2016-C7, Class AS, 3.96%, 11/15/49(a)	739	735,603
Series 2018-CX11, Class A5, 4.03%, 04/15/51(a)	22,000	21,749,131
Series 2019-C18, Class A4, 2.97%, 12/15/52	10,000	9,364,119
Series 2020-C19, Class A3, 2.56%, 03/15/53	2,000	1,801,959
DBJPM Mortgage Trust, 3.56%, 06/10/50(a)	5,500	5,389,939
Federal Home Loan Mortgage Corp., 2.98%, 05/25/29	1,465	1,405,198
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.26%, 01/25/29(a)	10,000	9,474,698
2.36%, 10/25/36	5,500	4,328,820
3.00%, 09/25/29	20,868	19,984,141
3.53%, 08/25/32	5,000	4,660,712
3.53%, 09/25/32	1,000	928,793
3.78%, 11/25/32(a)	17,795	16,783,934
3.80%, 03/25/32	1,882	1,822,702
3.80%, 10/25/32(a)	2,500	2,358,441
3.82%, 12/25/32(a)	21,500	20,284,979
4.05%, 07/25/33	35,000	33,256,901
4.07%, 12/25/30(a)	25,000	24,318,299
4.20%, 05/25/33	29,998	28,792,692
4.22%, 12/25/30(a)	7,290	7,132,276
4.23%, 12/25/29(a)	4,750	4,675,567
4.25%, 04/25/33	40,000	38,541,810
4.27%, 07/25/30(a)	13,200	12,965,137
4.28%, 07/25/30	10,500	10,328,045
4.29%, 07/25/30(a)	6,500	6,390,047
4.32%, 09/25/30(a)	1,225	1,205,197
4.32%, 03/25/36(a)	2,200	2,083,509
4.33%, 06/25/30(a)	18,500	18,218,791
4.35%, 02/25/30(a)	14,300	14,115,099
4.35%, 01/25/33(a)	13,140	12,748,933
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.39%, 12/25/35(a)	$14,340	$13,676,161
4.40%, 06/25/35(a)	3,000	2,873,268
4.46%, 08/25/31	5,000	4,924,082
4.49%, 09/25/34	1,225	1,186,589
4.50%, 07/25/33(a)	5,000	4,878,448
4.51%, 07/25/29	5,700	5,662,212
4.51%, 02/25/30(a)	2,460	2,440,622
4.53%, 10/25/35(a)	10,300	9,943,395
4.57%, 12/25/28	3,253	3,241,006
4.58%, 10/25/34(a)	10,000	9,738,294
4.58%, 08/25/35(a)	2,700	2,618,455
4.60%, 09/25/35(a)	9,000	8,735,938
4.66%, 02/25/34	4,922	4,863,384
4.66%, 12/25/34(a)	11,500	11,253,432
4.74%, 08/25/28(a)	15,000	14,999,096
4.76%, 10/25/34	5,000	4,929,590
4.80%, 09/25/28(a)	3,920	3,923,539
4.85%, 09/25/28	5,000	5,008,386
4.94%, 11/25/30(a)	4,000	4,015,661
5.00%, 02/25/35(a)	3,000	3,002,237
5.15%, 12/25/33(a)	1,875	1,896,793
5.20%, 02/25/31	5,560	5,645,096
5.36%, 01/25/29(a)	14,300	14,483,417
5.40%, 01/25/29	15,000	15,205,809
5.40%, 01/25/29	8,000	8,106,740
Federal National Mortgage Association-ACES
1.27%, 07/25/30	10,000	8,850,850
1.84%, 11/25/31(a)	5,500	4,769,092
1.87%, 10/25/31(a)	3,000	2,618,507
1.99%, 01/25/32(a)	1,520	1,321,526
2.40%, 11/25/31	5,000	4,477,891
2.67%, 06/25/32(a)	1,048	932,861
4.19%, 07/25/28(a)	17,857	17,699,109
Series 2020-M20, Class A2, 1.44%, 10/25/29	12,382	11,249,009
FIVE Mortgage Trust, 5.67%, 02/10/56(a)	475	478,960
Freddie Mac Multifamily Structured Pass Through Certificates
1.34%, 06/25/30	2,500	2,217,251
4.60%, 06/25/36(a)	5,000	4,830,644
GS Mortgage Securities Trust
2.12%, 05/12/53	2,745	2,544,155
2.38%, 05/12/53	3,265	2,975,276
2.75%, 09/10/52	1,396	1,310,536
2.91%, 02/13/53	1,000	932,840
3.56%, 05/12/53(a)	1,840	1,610,360
3.70%, 02/10/52	1,000	972,240
4.38%, 07/10/51(a)	2,433	2,374,854
Series 2018-GS10, Class A5, 4.16%, 07/10/51(a)	3,000	2,956,779
Series 2018-GS9, Class A4, 3.99%, 03/10/51(a)	3,000	2,961,196
Series 2019-GC38, Class A4, 3.97%, 02/10/52	2,500	2,437,973
JPMCC Commercial Mortgage Securities Trust
3.12%, 06/13/52	1,796	1,721,479
4.03%, 03/10/52	3,749	3,588,093
Morgan Stanley Bank of America Merrill Lynch Trust
5.11%, 11/15/58	375	373,130
5.63%, 08/15/58	255	258,832
85
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
5.64%, 03/15/58	$400	$405,549
Morgan Stanley Capital I, 4.46%, 12/15/50(a)	796	767,809
Morgan Stanley Capital I Trust
2.32%, 10/15/54	1,750	1,538,178
2.70%, 07/15/53	200	167,342
2.73%, 05/15/54	1,275	1,142,420
2.75%, 06/15/54(a)	2,000	1,737,117
2.88%, 02/15/53	1,264	1,135,234
3.52%, 06/15/54(a)	1,000	826,572
3.54%, 02/15/53(a)	500	431,973
3.77%, 11/15/52(a)	500	451,139
3.77%, 11/15/52(a)	1,000	862,172
5.04%, 07/15/51(a)	1,000	963,703
Series 2018, Class A3, 4.14%, 10/15/51	16,234	15,988,754
Series 2018-H3, Class A4, 3.91%, 07/15/51	343	338,256
Series 2018-H3, Class A5, 4.18%, 07/15/51	2,538	2,503,110
Series 2019-H6, Class A4, 3.42%, 06/15/52	6,570	6,296,358
Series 2020-L4, Class A3, 2.70%, 02/15/53	20,000	18,415,707
Series 2021-L7, Class A5, 2.57%, 10/15/54	10,430	9,176,734
MSWF Commercial Mortgage Trust, 6.01%, 12/15/56(a)	1,486	1,541,958
UBS Commercial Mortgage Trust
4.03%, 08/15/51	5,496	5,425,818
4.67%, 12/15/51(a)	1,000	964,780
4.72%, 12/15/50(a)	528	496,258
4.75%, 12/15/51(a)	1,500	1,475,721
5.10%, 12/15/51(a)	750	723,224
Series 2018-C08, Class A4, 3.98%, 02/15/51	12,768	12,594,297
Wells Fargo Commercial Mortgage Trust
1.81%, 07/15/53	2,163	1,952,927
1.85%, 07/15/53	1,679	1,597,608
2.70%, 07/15/53	375	307,761
3.31%, 11/15/54	500	406,501
4.15%, 03/15/51(a)	1,749	1,710,719
4.29%, 06/15/52(a)	1,294	1,052,925
4.55%, 03/15/52	1,000	956,620
4.67%, 09/15/61(a)	3,000	2,921,776
5.19%, 10/15/58	1,000	999,276
5.59%, 07/15/58	2,950	2,990,108
5.65%, 02/15/58	1,031	1,048,241
5.80%, 05/15/59	10,000	10,097,617
5.92%, 07/15/58	1,000	1,014,081
5.93%, 07/15/57	3,000	3,054,932
5.97%, 10/15/58(a)	250	251,327
5.98%, 10/15/58(a)	500	503,197
6.10%, 01/15/58	1,500	1,540,332
6.10%, 05/15/59(a)	3,200	3,244,689
Class A4, 2.34%, 08/15/54	4,600	4,043,334
Series 2018-C46, Class AS, 4.38%, 08/15/51	1,500	1,458,231
Series 2019-C54, Class A4, 3.15%, 12/15/52	5,000	4,707,908
Series 2020-C56, Class A5, 2.45%, 06/15/53	6,480	5,935,212
Series 2020-C58, Class A4, 2.09%, 07/15/53	17,680	15,640,148
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Series 2021-C59, Class A5, 2.63%, 04/15/54	$5,200	$4,637,839
		1,402,184,048
Total Collateralized Mortgage Obligations — 1.0% (Cost: $1,447,440,265)		1,402,184,048
Corporate Bonds & Notes
Advertising — 0.0%
Omnicom Group, Inc.
2.40%, 03/01/31	3,288	2,925,640
2.45%, 04/30/30	3,847	3,509,653
2.60%, 08/01/31	5,834	5,180,800
3.38%, 03/01/41	2,332	1,685,312
4.20%, 03/02/29	1,475	1,449,001
4.20%, 06/01/30	3,967	3,851,867
4.65%, 10/01/28	4,041	4,022,698
4.75%, 03/30/30	3,848	3,803,693
5.00%, 06/02/33	1,840	1,775,789
5.30%, 11/01/34	5,195	5,057,339
5.30%, 06/02/36(b)	1,970	1,878,008
5.40%, 10/01/48	2,770	2,385,847
WPP 2025 LLC/Delaware, 6.50%, 03/30/36	2,235	2,214,498
		39,740,145
Aerospace & Defense — 0.5%
Boeing Co. (The)
2.95%, 02/01/30	5,989	5,599,327
3.20%, 03/01/29	4,841	4,655,016
3.25%, 02/01/28	4,900	4,800,193
3.25%, 03/01/28	2,714	2,655,369
3.25%, 02/01/35	3,744	3,178,646
3.38%, 06/15/46	2,763	1,876,026
3.45%, 11/01/28	3,023	2,940,379
3.50%, 03/01/39	2,054	1,629,961
3.55%, 03/01/38	1,948	1,584,288
3.60%, 05/01/34	3,741	3,307,671
3.63%, 02/01/31	5,767	5,429,751
3.63%, 03/01/48	2,618	1,806,291
3.65%, 03/01/47	2,406	1,705,011
3.75%, 02/01/50	7,021	4,882,350
3.83%, 03/01/59	3,477	2,282,791
3.85%, 11/01/48	2,249	1,596,320
3.90%, 05/01/49	4,506	3,221,113
3.95%, 08/01/59	5,643	3,793,288
5.15%, 05/01/30	17,923	17,974,572
5.71%, 05/01/40	11,487	11,295,609
5.81%, 05/01/50	23,586	22,240,186
5.88%, 02/15/40	2,328	2,306,166
5.93%, 05/01/60	15,302	14,307,740
6.13%, 02/15/33	2,048	2,130,337
6.30%, 05/01/29	5,735	5,923,723
6.39%, 05/01/31	3,925	4,116,179
6.53%, 05/01/34	10,620	11,322,506
6.63%, 02/15/38	2,079	2,211,928
6.86%, 05/01/54	8,605	9,210,626
6.88%, 03/15/39	2,701	2,940,494
7.01%, 05/01/64	4,345	4,683,387
Embraer Netherlands Finance BV
5.40%, 01/09/38	3,335	3,204,230
5.98%, 02/11/35	345	353,305
Schedule of Investments
86

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Aerospace & Defense (continued)
GE Capital Funding LLC, 4.55%, 05/15/32	$3,762	$3,674,785
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35	4,739	4,423,018
General Dynamics Corp.
2.25%, 06/01/31	2,515	2,235,318
2.63%, 11/15/27	2,949	2,888,565
2.85%, 06/01/41	2,979	2,140,887
3.60%, 11/15/42	1,583	1,221,365
3.63%, 04/01/30	5,517	5,296,442
3.75%, 05/15/28	5,163	5,103,624
4.25%, 04/01/40	3,809	3,313,863
4.25%, 04/01/50	4,435	3,544,040
4.95%, 08/15/35	2,480	2,425,450
General Electric Co.
4.30%, 07/29/30	3,300	3,237,333
4.35%, 05/01/50	2,635	2,145,252
4.50%, 03/11/44	1,600	1,382,208
4.90%, 01/29/36	4,205	4,090,324
5.88%, 01/14/38	3,117	3,230,346
6.75%, 03/15/32	3,985	4,324,952
6.88%, 01/10/39	2,750	3,078,554
HEICO Corp.
4.95%, 08/01/31	2,250	2,234,774
5.25%, 08/01/28	1,890	1,907,621
5.35%, 08/01/33	2,060	2,059,935
5.40%, 08/01/36	2,250	2,217,975
Hexcel Corp.
4.90%, 05/15/31	1,220	1,198,128
5.88%, 02/26/35	1,155	1,164,631
Honeywell Aerospace, Inc.
3.90%, 03/16/28	6,850	6,773,264
4.00%, 03/16/29	6,800	6,670,809
4.30%, 03/16/31	11,070	10,759,498
4.60%, 03/16/33	7,820	7,561,007
4.95%, 03/16/36	12,270	11,782,438
5.62%, 03/16/46	5,670	5,408,441
5.73%, 03/16/56	10,535	10,009,520
5.85%, 03/16/66	6,460	6,142,662
Howmet Aerospace, Inc.
3.00%, 01/15/29	2,445	2,347,709
3.75%, 03/03/28	1,280	1,262,762
3.90%, 04/15/29	290	283,800
4.55%, 11/15/32	2,350	2,272,801
4.75%, 04/15/36	240	228,474
4.85%, 10/15/31	1,940	1,921,341
5.95%, 02/01/37	2,105	2,181,734
6.75%, 01/15/28	2,290	2,352,636
L3Harris Technologies, Inc.
1.80%, 01/15/31	4,020	3,518,658
2.90%, 12/15/29	3,106	2,917,295
4.40%, 06/15/28	8,574	8,525,639
4.85%, 04/27/35	1,606	1,542,255
5.05%, 06/01/29	2,490	2,503,116
5.05%, 04/27/45	2,598	2,324,690
5.25%, 06/01/31	2,590	2,606,997
5.35%, 06/01/34	3,305	3,293,148
5.40%, 07/31/33	6,430	6,456,276
5.50%, 08/15/54	3,070	2,840,420
5.60%, 07/31/53	2,410	2,255,931
6.15%, 12/15/40	1,785	1,843,742
Security	Par (000)	Value
Aerospace & Defense (continued)
Lockheed Martin Corp.
1.85%, 06/15/30	$3,725	$3,341,096
2.80%, 06/15/50	4,693	2,824,135
3.60%, 03/01/35	2,328	2,086,648
3.80%, 03/01/45	4,995	3,826,153
3.90%, 06/15/32	3,575	3,397,305
4.07%, 12/15/42	4,973	4,071,758
4.09%, 09/15/52	7,696	5,783,062
4.15%, 08/15/28	2,510	2,490,819
4.15%, 06/15/53	3,870	2,933,866
4.30%, 06/15/62	2,910	2,171,199
4.40%, 08/15/30	2,895	2,853,237
4.45%, 05/15/28	2,045	2,042,462
4.50%, 02/15/29	2,945	2,935,290
4.50%, 05/15/36(b)	2,240	2,108,951
4.70%, 12/15/31	2,220	2,203,305
4.70%, 05/15/46	5,934	5,099,128
4.75%, 02/15/34	3,675	3,583,607
4.80%, 08/15/34	2,780	2,712,126
5.00%, 08/15/35	3,210	3,155,715
5.10%, 11/15/27	4,955	4,996,520
5.20%, 02/15/55(b)	4,460	3,998,482
5.20%, 02/15/64	2,860	2,510,501
5.25%, 01/15/33	5,025	5,115,922
5.70%, 11/15/54	4,445	4,277,426
5.72%, 06/01/40	1,682	1,707,624
5.90%, 11/15/63	2,975	2,917,714
Series B, 6.15%, 09/01/36	2,570	2,725,994
Northrop Grumman Corp.
3.25%, 01/15/28	10,288	10,103,173
3.85%, 04/15/45	2,724	2,077,226
4.03%, 10/15/47	10,246	7,816,024
4.40%, 05/01/30	2,887	2,842,300
4.60%, 02/01/29	2,660	2,651,831
4.65%, 07/15/30	3,755	3,721,955
4.70%, 03/15/33	4,000	3,902,524
4.75%, 06/01/43	4,379	3,856,557
4.90%, 06/01/34(b)	3,670	3,581,875
4.95%, 03/15/53	4,475	3,834,530
5.05%, 11/15/40	1,528	1,427,401
5.15%, 05/01/40	2,605	2,472,923
5.20%, 06/01/54	5,145	4,578,130
5.25%, 07/15/35	2,545	2,530,921
5.25%, 05/01/50	4,633	4,172,220
RTX Corp.
1.90%, 09/01/31	4,651	4,021,680
2.25%, 07/01/30	4,270	3,877,335
2.38%, 03/15/32	4,417	3,852,548
2.82%, 09/01/51	4,644	2,749,193
3.03%, 03/15/52	5,067	3,111,779
3.13%, 07/01/50	4,930	3,142,977
3.75%, 11/01/46	5,134	3,800,063
4.05%, 05/04/47	2,978	2,292,690
4.13%, 11/16/28	12,724	12,570,056
4.15%, 05/15/45	4,010	3,202,053
4.35%, 04/15/47	4,836	3,898,935
4.45%, 11/16/38	3,865	3,486,745
4.50%, 06/01/42	16,207	14,026,747
4.63%, 11/16/48	7,593	6,309,249
4.70%, 12/15/41	2,220	1,983,742
4.80%, 12/15/43	2,284	2,013,889
87
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Aerospace & Defense (continued)
4.88%, 10/15/40	$2,829	$2,611,841
5.15%, 02/27/33	5,230	5,232,085
5.38%, 02/27/53	4,875	4,463,450
5.40%, 05/01/35	2,002	2,014,673
5.70%, 04/15/40	2,730	2,746,676
5.75%, 01/15/29	3,190	3,263,124
6.00%, 03/15/31	4,555	4,742,563
6.05%, 06/01/36	1,310	1,376,376
6.10%, 03/15/34	6,530	6,866,501
6.13%, 07/15/38	1,930	2,019,724
6.40%, 03/15/54	6,265	6,554,637
7.50%, 09/15/29	2,868	3,082,377
Spirit AeroSystems, Inc., 4.60%, 06/15/28(b)	600	597,045
		625,641,620
Agriculture — 0.3%
Altria Group, Inc.
2.45%, 02/04/32	8,425	7,329,115
3.40%, 05/06/30	4,984	4,719,854
3.40%, 02/04/41	7,367	5,437,201
3.70%, 02/04/51	5,962	3,976,061
3.88%, 09/16/46	7,082	5,059,469
4.00%, 02/04/61(b)	2,695	1,787,474
4.25%, 08/09/42	3,884	3,091,531
4.45%, 05/06/50	2,213	1,676,051
4.50%, 08/06/30	1,935	1,903,351
4.50%, 05/02/43	2,993	2,432,117
4.80%, 02/14/29	8,184	8,182,088
4.88%, 02/04/28	2,060	2,066,352
5.25%, 08/06/35	2,270	2,219,880
5.38%, 01/31/44	8,112	7,294,423
5.63%, 02/06/35	2,000	2,011,278
5.80%, 02/14/39	9,732	9,578,961
5.95%, 02/14/49	11,272	10,649,972
6.20%, 11/01/28	3,580	3,681,244
6.88%, 11/01/33	2,160	2,345,933
Archer-Daniels-Midland Co.
2.70%, 09/15/51	2,530	1,458,870
2.90%, 03/01/32	3,675	3,304,841
3.25%, 03/27/30	6,376	6,036,703
3.75%, 09/15/47	2,379	1,756,082
4.02%, 04/16/43	1,737	1,399,202
4.50%, 08/15/33	2,225	2,154,999
4.50%, 03/15/49	3,004	2,466,607
4.54%, 03/26/42	2,207	1,901,966
4.83%, 09/01/31	2,060	2,041,135
5.27%, 09/01/36	1,960	1,935,191
5.38%, 09/15/35	2,206	2,216,309
5.94%, 10/01/32	1,502	1,572,431
BAT Capital Corp.
2.26%, 03/25/28	5,445	5,244,157
2.73%, 03/25/31	5,648	5,104,934
3.46%, 09/06/29	2,857	2,745,501
3.73%, 09/25/40	1,950	1,535,556
3.98%, 09/25/50	990	701,723
4.39%, 08/15/37	11,804	10,489,933
4.54%, 08/15/47	8,790	6,953,799
4.63%, 03/22/33	3,620	3,468,972
4.74%, 03/16/32	4,290	4,199,652
4.76%, 09/06/49	4,713	3,787,895
4.91%, 04/02/30	4,943	4,925,149
5.28%, 04/02/50	2,887	2,483,825
Security	Par (000)	Value
Agriculture (continued)
5.30%, 08/05/33	$2,290	$2,277,794
5.35%, 08/15/32	3,590	3,608,429
5.55%, 08/05/36	2,745	2,717,678
5.63%, 08/15/35(b)	4,200	4,225,460
5.65%, 03/16/52	3,220	2,914,844
5.83%, 02/20/31	3,835	3,939,858
6.00%, 02/20/34	3,865	3,995,909
6.25%, 08/15/55	690	674,350
6.34%, 08/02/30	4,755	4,966,880
6.42%, 08/02/33	5,550	5,866,491
7.08%, 08/02/43	3,740	4,030,526
7.08%, 08/02/53	5,125	5,549,500
7.75%, 10/19/32	2,836	3,175,835
BAT International Finance PLC
4.45%, 03/16/28	6,790	6,764,111
5.93%, 02/02/29	4,970	5,094,370
Bunge Ltd. Finance Corp.
2.75%, 05/14/31	6,070	5,482,252
3.20%, 04/21/31	2,100	1,935,674
3.75%, 09/25/27	3,786	3,755,932
4.10%, 01/07/28	2,660	2,640,957
4.20%, 09/17/29	3,620	3,553,113
4.55%, 08/04/30	6,560	6,442,229
4.65%, 09/17/34	3,735	3,550,033
4.80%, 03/19/33	2,090	2,037,740
5.00%, 08/19/31	2,220	2,205,605
5.15%, 08/04/35	2,600	2,524,457
5.15%, 03/19/36	1,980	1,918,356
Philip Morris International, Inc.
1.75%, 11/01/30	4,998	4,397,875
2.10%, 05/01/30	3,348	3,032,939
3.13%, 03/02/28	2,646	2,589,847
3.38%, 08/15/29	5,521	5,313,639
3.88%, 10/27/28	2,425	2,385,525
3.88%, 08/21/42	3,791	2,990,320
4.00%, 10/29/30	2,975	2,874,387
4.13%, 04/28/28	3,985	3,953,540
4.13%, 04/27/29	2,575	2,535,918
4.13%, 03/04/43	3,849	3,115,276
4.25%, 10/29/32	3,115	2,969,447
4.25%, 11/10/44	4,348	3,524,573
4.38%, 11/01/27	3,510	3,502,578
4.38%, 04/30/30	3,130	3,070,691
4.38%, 11/15/41	3,862	3,268,927
4.50%, 03/20/42	3,455	2,952,537
4.63%, 11/01/29	3,220	3,202,428
4.63%, 10/29/35	3,875	3,644,018
4.75%, 11/01/31	4,140	4,086,936
4.88%, 02/15/28	7,100	7,126,411
4.88%, 02/13/29	4,045	4,061,266
4.88%, 04/30/35	2,665	2,565,668
4.88%, 04/29/36	2,150	2,056,022
4.88%, 11/15/43	3,825	3,366,404
4.90%, 11/01/34	3,635	3,534,862
5.13%, 11/17/27	7,077	7,123,029
5.13%, 02/15/30	6,680	6,722,392
5.13%, 02/13/31	6,105	6,133,251
5.25%, 09/07/28	2,705	2,734,377
5.25%, 02/13/34	8,145	8,115,729
5.38%, 02/15/33	10,290	10,385,570
5.50%, 09/07/30	2,855	2,909,418
Schedule of Investments
88

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Agriculture (continued)
5.63%, 11/17/29	$7,775	$7,946,569
5.63%, 09/07/33	3,825	3,905,018
5.75%, 11/17/32	6,141	6,323,878
6.38%, 05/16/38	8,103	8,601,437
Reynolds American, Inc.
5.70%, 08/15/35	3,504	3,533,972
5.85%, 08/15/45	10,103	9,579,463
6.15%, 09/15/43	2,731	2,696,429
7.25%, 06/15/37	2,555	2,832,055
		436,840,791
Airlines — 0.1%
American Airlines 2025-1 Class A Pass Through Trust, 4.90%, 11/11/39	1,540	1,462,862
American Airlines 2026-1 Class A Pass Through Trust, Series A, 5.25%, 05/10/40	1,140	1,109,675
American Airlines 2026-2 Class A Pass Through Trust, Series A, 5.70%, 08/20/40	3,605	3,602,657
American Airlines Pass-Through Trust
Series 2015-2, Class AA, 3.60%, 03/22/29(b)	2,052	2,021,591
Series 2016-1, Class AA, 3.58%, 07/15/29	1,639	1,609,337
Series 2016-2, Class AA, 3.20%, 12/15/29	1,976	1,913,373
Series 2016-3, Class AA, 3.00%, 04/15/30(b)	1,241	1,198,508
Series 2017-2, Class AA, 3.35%, 04/15/31	1,958	1,875,021
Series 2019-1, Class AA, 3.15%, 08/15/33	2,326	2,179,290
Series A, Class A, 2.88%, 01/11/36	3,468	3,058,002
Delta Air Lines Pass-Through Trust, Series 2020, Class AA, 2.00%, 12/10/29	3,565	3,451,885
Delta Air Lines, Inc.
3.75%, 10/28/29	2,580	2,481,105
4.38%, 04/19/28	1,980	1,966,085
4.95%, 07/10/28	4,460	4,467,026
5.25%, 07/10/30	3,635	3,640,512
JetBlue Pass-Through Trust
Series 1A, 4.00%, 05/15/34	2,372	2,206,180
Series 2019-1, Class AA, 2.75%, 11/15/33	2,359	2,064,922
Southwest Airlines Co.
2.63%, 02/10/30	3,138	2,882,889
3.45%, 11/16/27	2,273	2,238,718
4.38%, 11/15/28	4,100	4,050,659
5.25%, 11/15/35	3,510	3,313,436
United Airlines Pass-Through Trust
5.80%, 07/15/37	5,353	5,450,406
Series 2016-1, Class AA, 3.10%, 01/07/30	2,507	2,447,699
Series 2016-2, Class AA, 2.88%, 04/07/30	2,277	2,191,837
Series 2018-1, Class AA, 3.50%, 09/01/31	2,307	2,214,464
Series 2019, Class AA, 4.15%, 02/25/33	1,932	1,862,972
Series 2019-2, Class AA, 2.70%, 11/01/33	2,750	2,492,511
Series 2020-1, 5.88%, 04/15/29	3,673	3,709,419
Series 24-A, 5.88%, 08/15/38	1,801	1,800,567
Series AA, 5.45%, 08/15/38	4,099	4,101,797
		79,065,405
Apparel — 0.0%
NIKE, Inc.
2.85%, 03/27/30	7,250	6,786,557
3.25%, 03/27/40	5,220	4,023,800
3.38%, 11/01/46	3,305	2,306,652
3.38%, 03/27/50	3,797	2,551,177
3.63%, 05/01/43	3,149	2,398,533
Security	Par (000)	Value
Apparel (continued)
3.88%, 11/01/45	$5,008	$3,837,542
PVH Corp., 5.50%, 06/13/30	1,375	1,377,164
Ralph Lauren Corp.
2.95%, 06/15/30	4,219	3,922,353
5.00%, 06/15/32	340	338,732
Tapestry, Inc.
3.05%, 03/15/32	2,263	2,022,501
5.10%, 03/11/30	1,475	1,473,513
5.50%, 03/11/35	685	674,125
		31,712,649
Auto Manufacturers — 0.5%
American Honda Finance Corp.
1.80%, 01/13/31	3,012	2,617,318
2.00%, 03/24/28	4,120	3,952,403
2.25%, 01/12/29	3,205	3,020,430
3.50%, 02/15/28	2,776	2,729,040
4.15%, 01/08/29	2,270	2,237,082
4.25%, 09/01/28	2,885	2,856,309
4.40%, 09/05/29	3,860	3,800,195
4.45%, 10/22/27	3,405	3,399,253
4.45%, 01/08/31	2,330	2,264,515
4.50%, 09/04/30	3,105	3,033,370
4.55%, 03/03/28	2,430	2,423,634
4.60%, 04/17/30	3,800	3,736,212
4.70%, 01/12/28	2,850	2,851,557
4.80%, 03/05/30	2,040	2,020,222
4.85%, 10/23/31	3,395	3,333,051
4.90%, 03/13/29	3,940	3,939,721
4.90%, 01/10/34	2,375	2,290,776
5.05%, 07/10/31	4,620	4,584,594
5.10%, 01/08/36(b)	2,595	2,500,107
5.13%, 07/07/28	3,465	3,485,550
5.15%, 07/09/32	2,070	2,050,583
5.20%, 03/05/35	2,355	2,299,114
5.65%, 11/15/28	3,615	3,680,275
5.85%, 10/04/30	2,540	2,607,060
Series A, 4.55%, 04/10/28	1,310	1,305,954
Series A, 4.80%, 07/06/29	1,535	1,529,244
Series A, 4.90%, 04/10/31	2,885	2,844,723
Series A, 5.05%, 07/08/31	1,395	1,383,225
Series A, 5.20%, 04/08/33	450	443,142
Series A, 5.25%, 07/08/33	1,355	1,334,040
Cummins, Inc.
1.50%, 09/01/30	4,339	3,819,804
2.60%, 09/01/50	4,595	2,637,311
4.25%, 05/09/28	1,270	1,264,480
4.70%, 02/15/31	3,535	3,511,344
4.88%, 10/01/43	4,676	4,240,059
4.90%, 02/20/29	1,585	1,594,447
5.15%, 02/20/34	1,600	1,592,370
5.30%, 05/09/35	3,650	3,633,115
5.45%, 02/20/54	3,040	2,817,697
Ford Motor Co.
3.25%, 02/12/32	12,365	10,814,091
4.75%, 01/15/43	8,210	6,343,454
5.29%, 12/08/46	5,350	4,322,712
6.10%, 08/19/32	7,765	7,836,563
6.63%, 10/01/28	732	752,512
7.40%, 11/01/46	3,680	3,760,793
7.45%, 07/16/31	5,200	5,580,792
9.63%, 04/22/30	2,240	2,517,721
89
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Auto Manufacturers (continued)
Ford Motor Credit Co. LLC
2.90%, 02/16/28	$4,275	$4,142,625
2.90%, 02/10/29	3,970	3,743,402
3.63%, 06/17/31	5,165	4,686,492
3.82%, 11/02/27	3,781	3,729,307
4.00%, 11/13/30	8,690	8,127,818
4.97%, 04/06/29	3,075	3,043,292
5.11%, 05/03/29	9,980	9,892,372
5.30%, 09/06/29	3,570	3,558,279
5.42%, 04/09/31	3,950	3,895,310
5.43%, 08/13/29	2,850	2,850,088
5.73%, 09/05/30	4,520	4,518,354
5.75%, 04/06/33	3,330	3,278,559
5.80%, 03/08/29	6,950	7,007,588
5.87%, 10/31/35	4,435	4,286,022
5.88%, 11/07/29	4,370	4,410,355
5.92%, 03/20/28	3,720	3,757,316
6.05%, 03/05/31	5,330	5,376,530
6.05%, 11/05/31	4,650	4,678,051
6.11%, 08/15/33	2,830	2,827,054
6.13%, 03/08/34	7,400	7,366,279
6.47%, 05/22/36(b)	5,300	5,321,482
6.50%, 02/07/35	5,585	5,647,184
6.53%, 03/19/32	3,530	3,615,128
6.80%, 05/12/28	6,635	6,800,921
6.80%, 11/07/28	7,010	7,219,808
7.12%, 11/07/33	5,590	5,890,877
7.20%, 06/10/30	4,040	4,232,384
7.35%, 11/04/27	7,805	8,001,032
7.35%, 03/06/30	5,960	6,262,947
General Motors Co.
4.20%, 10/01/27	4,344	4,322,477
5.00%, 10/01/28	5,550	5,559,343
5.00%, 04/01/35	3,218	3,051,953
5.15%, 04/01/38	5,075	4,704,763
5.20%, 04/01/45	5,737	4,931,144
5.35%, 04/15/28	2,100	2,116,434
5.40%, 10/15/29	3,270	3,301,425
5.40%, 04/01/48(b)	3,756	3,262,749
5.60%, 10/15/32	6,195	6,268,839
5.63%, 04/15/30	2,845	2,889,614
5.95%, 04/01/49(b)	4,290	3,993,589
6.25%, 04/15/35(b)	2,120	2,177,110
6.25%, 10/02/43	6,915	6,747,962
6.60%, 04/01/36	5,470	5,750,696
6.75%, 04/01/46	3,597	3,685,791
6.80%, 10/01/27	5,376	5,480,439
General Motors Financial Co., Inc.
2.35%, 01/08/31	4,660	4,136,414
2.40%, 04/10/28	6,070	5,843,013
2.40%, 10/15/28	5,642	5,364,165
2.70%, 06/10/31	5,465	4,868,805
3.10%, 01/12/32	4,542	4,065,044
3.60%, 06/21/30	4,221	3,995,311
3.85%, 01/05/28	2,859	2,823,996
4.20%, 10/27/28	3,535	3,488,076
4.30%, 04/06/29	4,690	4,612,166
4.60%, 01/08/31	2,690	2,624,492
4.75%, 04/06/29	2,675	2,659,951
4.90%, 10/06/29	3,975	3,962,621
5.05%, 04/04/28	4,140	4,154,068
Security	Par (000)	Value
Auto Manufacturers (continued)
5.10%, 09/15/31	$4,735	$4,686,609
5.35%, 01/07/30	3,785	3,809,658
5.45%, 07/15/30	6,855	6,923,169
5.45%, 09/06/34	3,235	3,174,321
5.45%, 01/08/36(b)	2,620	2,555,072
5.55%, 07/15/29	4,770	4,837,318
5.60%, 06/18/31	4,085	4,133,828
5.63%, 04/04/32	3,075	3,106,421
5.65%, 01/17/29	3,029	3,071,874
5.75%, 02/08/31	6,735	6,865,560
5.80%, 06/23/28	4,055	4,116,859
5.80%, 01/07/29	5,250	5,346,995
5.85%, 04/06/30	3,900	3,989,334
5.90%, 01/07/35	4,880	4,918,352
5.95%, 04/04/34	5,590	5,684,132
6.00%, 01/09/28	5,380	5,459,030
6.10%, 01/07/34	6,692	6,863,434
6.15%, 07/15/35	3,105	3,166,389
6.40%, 01/09/33	4,198	4,396,169
Honda Motor Co. Ltd.
2.97%, 03/10/32	3,850	3,424,632
4.44%, 07/08/28	3,880	3,855,739
4.69%, 07/08/30	4,645	4,579,465
5.34%, 07/08/35(b)	4,210	4,134,752
Mercedes-Benz Finance North America LLC, 8.50%, 01/18/31	7,199	8,118,777
PACCAR Financial Corp.
3.90%, 02/05/29	1,805	1,774,662
4.00%, 08/08/28	1,495	1,480,245
4.00%, 09/26/29	1,880	1,849,386
4.55%, 03/03/28	2,415	2,417,139
4.55%, 05/08/30(b)	2,195	2,184,392
4.60%, 01/10/28	1,895	1,898,089
4.60%, 01/31/29	2,345	2,344,790
4.95%, 08/10/28	1,110	1,117,443
5.00%, 03/22/34	1,130	1,117,725
Series R, 4.00%, 11/07/28	1,415	1,398,085
Series R, 4.30%, 06/18/29	790	782,783
Series R, 4.85%, 08/10/31	1,450	1,446,450
Toyota Motor Corp.
2.36%, 03/25/31	2,505	2,250,700
2.76%, 07/02/29	2,188	2,083,143
3.67%, 07/20/28(b)	2,945	2,903,101
4.45%, 06/30/30	1,075	1,061,392
5.05%, 06/30/35	1,725	1,704,836
5.12%, 07/13/28(b)	2,853	2,882,786
5.12%, 07/13/33(b)	1,590	1,597,246
Toyota Motor Credit Corp.
1.65%, 01/10/31	3,190	2,783,144
1.90%, 04/06/28	3,624	3,480,743
1.90%, 09/12/31	2,495	2,153,789
2.15%, 02/13/30	4,039	3,692,760
2.40%, 01/13/32	1,515	1,329,656
3.05%, 01/11/28	2,435	2,390,092
3.38%, 04/01/30	4,929	4,685,821
3.65%, 01/08/29(b)	4,125	4,036,363
4.05%, 09/05/28	3,360	3,325,685
4.35%, 10/08/27	5,600	5,597,273
4.45%, 06/29/29	3,740	3,712,568
4.55%, 09/20/27	3,940	3,945,801
4.55%, 08/09/29	4,240	4,217,153
Schedule of Investments
90

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Auto Manufacturers (continued)
4.55%, 05/17/30	$3,415	$3,376,388
4.60%, 10/10/31	3,225	3,171,179
4.63%, 01/12/28	4,605	4,614,663
4.65%, 01/05/29	2,600	2,598,585
4.65%, 09/03/32	3,080	3,004,336
4.70%, 01/12/33	2,435	2,382,668
4.80%, 05/15/30	3,510	3,499,563
4.80%, 01/05/34	3,020	2,943,651
4.95%, 01/09/30	2,915	2,925,016
5.05%, 05/16/29	4,125	4,158,380
5.10%, 03/21/31	3,220	3,236,342
5.25%, 09/11/28	2,065	2,090,063
5.35%, 01/09/35	3,490	3,493,230
5.45%, 11/10/27	3,380	3,419,601
5.55%, 11/20/30	5,250	5,378,983
Series B, 3.75%, 01/12/28	3,730	3,694,615
Series B, 4.05%, 03/13/29	4,270	4,206,465
Series B, 4.20%, 01/10/31	2,820	2,742,096
Series B, 4.25%, 05/12/28	3,735	3,719,914
Series B, 4.50%, 07/09/29	2,555	2,538,669
Series B, 4.55%, 05/14/31	4,285	4,205,461
Series B, 4.60%, 03/11/33	4,160	4,021,164
Series B, 4.80%, 01/11/36(b)	2,900	2,782,633
Series B, 5.00%, 07/08/33	2,475	2,439,057
		688,107,122
Auto Parts & Equipment — 0.0%
Aptiv Swiss Holdings Ltd.
3.10%, 12/01/51	6,855	4,033,368
4.15%, 05/01/52	4,915	3,499,592
BorgWarner, Inc., 4.95%, 08/15/29	166	165,405
Lear Corp.
2.60%, 01/15/32	1,605	1,400,762
3.50%, 05/30/30	2,130	2,007,605
3.55%, 01/15/52	1,600	1,026,526
3.80%, 09/15/27	3,069	3,041,631
4.25%, 05/15/29	2,420	2,369,932
5.25%, 05/15/49	3,500	3,013,033
Magna International, Inc.
2.45%, 06/15/30	2,603	2,369,671
5.05%, 03/14/29	2,655	2,667,234
5.50%, 03/21/33	2,240	2,257,230
5.88%, 06/01/35	605	619,234
		28,471,223
Banks — 5.3%
Associated Banc-Corp, 6.46%, 08/29/30, (1-day SOFR + 3.03%)(a)	515	527,704
Australia & New Zealand Banking Group Ltd./New York
3.92%, 09/30/27	3,360	3,341,223
4.62%, 12/16/29	3,760	3,756,516
Series A, 3.92%, 12/08/28	2,695	2,655,578
Series A, 4.36%, 06/18/28	2,890	2,879,291
Banco Bilbao Vizcaya Argentaria SA
4.15%, 03/03/29	3,780	3,706,308
4.97%, 05/08/31	4,550	4,484,047
4.98%, 09/03/29	4,800	4,788,166
5.13%, 03/03/36	4,220	4,029,587
5.38%, 03/13/29	3,990	4,035,481
6.03%, 03/13/35, (1-year CMT + 1.95%)(a)	4,520	4,613,885
6.14%, 09/14/28, (1-year CMT + 2.70%)(a)	3,740	3,794,879
Security	Par (000)	Value
Banks (continued)
7.88%, 11/15/34, (1-year CMT + 3.30%)(a)	$3,190	$3,560,580
Series 1, 5.24%, 09/03/31	4,800	4,773,793
Banco Santander SA
2.75%, 12/03/30	5,670	5,105,534
2.96%, 03/25/31	4,260	3,865,626
3.23%, 11/22/32, (1-year CMT + 1.60%)(a)	4,860	4,366,958
3.31%, 06/27/29	5,202	4,992,737
3.49%, 05/28/30	6,773	6,394,183
3.80%, 02/23/28	4,544	4,481,586
4.38%, 04/12/28	5,604	5,567,046
4.55%, 11/06/30	2,930	2,858,983
4.60%, 04/15/29	3,120	3,094,474
4.87%, 04/15/31	3,370	3,309,651
5.01%, 08/25/30, (1-year CMT + 0.75%)(a)	2,240	2,232,030
5.13%, 11/06/35	5,540	5,306,439
5.44%, 07/15/31	6,690	6,771,827
5.44%, 04/15/36(b)	4,760	4,652,144
5.54%, 03/14/30, (1-year CMT + 1.45%)(a)	4,060	4,108,793
5.57%, 01/17/30	3,080	3,121,919
5.59%, 08/08/28	7,330	7,436,099
5.62%, 08/25/34, (1-year CMT + 1.10%)(a)	2,450	2,439,141
6.03%, 01/17/35	4,540	4,661,675
6.35%, 03/14/34	5,460	5,631,245
6.61%, 11/07/28	3,630	3,761,881
6.92%, 08/08/33	8,435	8,951,596
6.94%, 11/07/33	6,830	7,478,243
Bank of America Corp.
1.90%, 07/23/31, (1-day SOFR + 1.53%)(a)(b)	14,745	13,084,185
1.92%, 10/24/31, (1-day SOFR + 1.37%)(a)	13,571	11,948,239
2.09%, 06/14/29, (1-day SOFR + 1.06%)(a)	13,815	13,178,298
2.30%, 07/21/32, (1-day SOFR + 1.22%)(a)	18,345	16,049,234
2.48%, 09/21/36, (5-year CMT + 1.20%)(a)	10,165	8,772,072
2.50%, 02/13/31, (3-mo. CME Term SOFR + 1.25%)(a)	17,900	16,464,130
2.57%, 10/20/32, (1-day SOFR + 1.21%)(a)	14,445	12,732,738
2.59%, 04/29/31, (1-day SOFR + 2.15%)(a)	16,024	14,710,182
2.68%, 06/19/41, (1-day SOFR + 1.93%)(a)	23,967	16,764,706
2.69%, 04/22/32, (1-day SOFR + 1.32%)(a)	25,344	22,730,595
2.83%, 10/24/51, (1-day SOFR + 1.88%)(a)	5,969	3,556,265
2.88%, 10/22/30, (3-mo. CME Term SOFR + 1.45%)(a)	8,478	7,959,834
2.97%, 02/04/33, (1-day SOFR + 1.33%)(a)	18,580	16,559,780
2.97%, 07/21/52, (1-day SOFR + 1.56%)(a)	9,970	6,129,813
3.19%, 07/23/30, (3-mo. CME Term SOFR + 1.44%)(a)	9,584	9,131,947
3.25%, 10/21/27	12,155	12,006,080
3.31%, 04/22/42, (1-day SOFR + 1.58%)(a)	17,380	12,975,490
3.42%, 12/20/28, (3-mo. CME Term SOFR + 1.30%)(a)	26,632	26,209,932
3.85%, 03/08/37, (5-year CMT + 2.00%)(a)	7,055	6,481,823
3.95%, 01/23/49, (3-mo. CME Term SOFR + 1.45%)(a)	7,230	5,412,994
3.97%, 03/05/29, (3-mo. CME Term SOFR + 1.33%)(a)	12,085	11,943,788
3.97%, 02/07/30, (3-mo. CME Term SOFR + 1.47%)(a)	8,833	8,648,966
4.08%, 04/23/40, (3-mo. CME Term SOFR + 1.58%)(a)	7,479	6,351,308
4.08%, 03/20/51, (3-mo. CME Term SOFR + 3.41%)(a)	25,995	19,651,160
91
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
4.24%, 04/24/38, (3-mo. CME Term SOFR + 2.08%)(a)	$10,353	$9,208,479
4.27%, 07/23/29, (3-mo. CME Term SOFR + 1.57%)(a)	11,824	11,715,507
4.33%, 03/15/50, (3-mo. CME Term SOFR + 1.78%)(a)	13,251	10,437,539
4.44%, 01/20/48, (3-mo. CME Term SOFR + 2.25%)(a)	10,480	8,529,396
4.46%, 02/06/32, (1-day SOFR + 0.87%)(a)	14,220	13,817,200
4.48%, 04/23/30, (1-day SOFR + 0.87%)(a)	15,920	15,736,086
4.57%, 04/27/33, (1-day SOFR + 1.83%)(a)	19,300	18,628,866
4.62%, 05/09/29, (1-day SOFR + 1.11%)(a)	14,125	14,095,972
4.70%, 04/23/32, (1-day SOFR + 1.04%)(a)	16,040	15,714,466
4.88%, 04/01/44	3,183	2,840,401
4.98%, 01/24/29, (1-day SOFR + 0.83%)(a)	12,285	12,333,861
5.00%, 01/21/44	10,510	9,467,335
5.02%, 07/22/33, (1-day SOFR + 2.16%)(a)	21,770	21,501,708
5.05%, 02/06/37, (1-day SOFR + 1.13%)(a)	16,640	15,982,073
5.16%, 01/24/31, (1-day SOFR + 1.00%)(a)(b)	12,810	12,856,921
5.20%, 04/25/29, (1-day SOFR + 1.63%)(a)	10,870	10,942,990
5.29%, 04/25/34, (1-day SOFR + 1.91%)(a)	26,230	26,120,123
5.43%, 08/15/35, (1-day SOFR + 1.91%)(a)	11,720	11,517,642
5.46%, 05/09/36, (1-day SOFR + 1.64%)(a)	12,470	12,424,960
5.47%, 01/23/35, (1-day SOFR + 1.65%)(a)	24,200	24,253,749
5.49%, 04/23/37, (1-day SOFR + 1.57%)(a)	6,730	6,531,587
5.51%, 01/24/36, (1-day SOFR + 1.31%)(a)(b)	17,205	17,184,815
5.52%, 10/25/35, (1-day SOFR + 1.74%)(a)	17,410	17,149,242
5.74%, 02/12/36, (1-day SOFR + 1.70%)(a)	13,300	13,249,153
5.82%, 09/15/29, (1-day SOFR + 1.57%)(a)	16,765	17,080,036
5.87%, 09/15/34, (1-day SOFR + 1.84%)(a)	17,440	17,932,015
5.88%, 02/07/42	8,212	8,254,737
6.11%, 01/29/37	6,752	6,925,633
6.20%, 11/10/28, (1-day SOFR + 1.99%)(a)	9,624	9,794,509
7.75%, 05/14/38	8,074	9,339,339
Series L, 4.18%, 11/25/27	8,753	8,713,112
Series L, 4.75%, 04/21/45(b)	3,107	2,682,533
Series N, 2.65%, 03/11/32, (1-day SOFR + 1.22%)(a)	11,701	10,510,447
Series N, 3.48%, 03/13/52, (1-day SOFR + 1.65%)(a)	5,820	3,930,547
Bank of America N.A., 6.00%, 10/15/36	6,638	6,810,717
Bank of Montreal
3.09%, 01/10/37, (5-year CMT + 1.40%)(a)	4,520	3,994,740
3.80%, 12/15/32, (5-year USD Swap + 1.43%)(a)	5,796	5,698,663
4.06%, 09/22/28, (1-day SOFR Index + 0.75%)(a)	3,965	3,943,289
4.35%, 09/22/31, (1-day SOFR Index + 1.08%)(a)	5,345	5,206,819
4.55%, 06/02/29, (1-day SOFR + 0.63%)(a)	2,505	2,494,959
4.64%, 09/10/30, (1-day SOFR + 1.25%)(a)	3,615	3,583,553
4.88%, 06/02/32, (1-day SOFR + 0.96%)(a)	2,905	2,864,757
5.00%, 01/27/29, (1-day SOFR Index + 0.67%)(a)	3,740	3,756,780
5.20%, 02/01/28(b)	5,690	5,734,363
5.30%, 06/02/37, (1-day SOFR + 1.21%)(a)	5,615	5,487,056
5.51%, 06/04/31	6,085	6,205,729
5.72%, 09/25/28	5,430	5,534,016
Series H, 4.70%, 09/14/27	4,775	4,787,381
Security	Par (000)	Value
Banks (continued)
Series J, 4.34%, 03/19/30, (1-day SOFR + 0.89%)(a)(b)	$3,405	$3,364,046
Series J, 4.44%, 01/14/32, (1-day SOFR + 0.97%)(a)	3,775	3,664,970
Bank of New York Mellon (The)
4.58%, 08/24/29, (1-day SOFR + 0.40%)(a)	4,985	4,979,642
4.73%, 04/20/29, (1-day SOFR + 1.14%)(a)	3,900	3,904,773
Bank of New York Mellon Corp. (The)
1.65%, 07/14/28	2,980	2,829,494
1.65%, 01/28/31	3,532	3,099,751
1.80%, 07/28/31	3,600	3,110,725
2.50%, 01/26/32	2,705	2,385,619
3.00%, 10/30/28	2,799	2,700,108
3.30%, 08/23/29	4,504	4,316,151
3.40%, 01/29/28	4,639	4,577,222
3.85%, 04/28/28	4,955	4,909,964
3.85%, 04/26/29	2,435	2,385,066
4.03%, 01/22/30, (1-day SOFR + 0.63%)(a)	4,270	4,197,187
4.29%, 06/13/33, (1-day SOFR + 1.42%)(a)	3,872	3,692,747
4.54%, 02/01/29, (1-day SOFR + 1.17%)(a)	3,580	3,576,367
4.54%, 04/23/32, (1-day SOFR + 0.90%)(a)	4,210	4,113,106
4.60%, 07/26/30, (1-day SOFR + 1.76%)(a)	2,375	2,360,112
4.71%, 02/01/34, (1-day SOFR + 1.51%)(a)	3,965	3,840,418
4.94%, 02/11/31, (1-day SOFR + 0.89%)(a)	5,185	5,176,940
4.97%, 04/26/34, (1-day SOFR + 1.61%)(a)	4,900	4,808,830
4.98%, 03/14/30, (1-day SOFR + 1.09%)(a)	5,275	5,295,689
5.06%, 07/22/32, (1-day SOFR + 1.23%)(a)	5,805	5,792,234
5.09%, 04/23/37, (1-day SOFR + 1.18%)(a)	2,820	2,727,499
5.19%, 03/14/35, (1-day SOFR + 1.42%)(a)	5,210	5,156,439
5.23%, 11/20/35, (1-day SOFR + 1.25%)(a)	3,630	3,594,047
5.32%, 06/06/36, (1-day SOFR + 1.35%)(a)	3,860	3,831,484
5.61%, 07/21/39, (1-day SOFR + 1.77%)(a)	2,450	2,445,136
5.80%, 10/25/28, (1-day SOFR Index + 1.80%)(a)	4,754	4,819,942
5.83%, 10/25/33, (1-day SOFR Index + 2.07%)(a)	6,850	7,068,750
6.32%, 10/25/29, (1-day SOFR + 1.60%)(a)	4,500	4,638,309
6.47%, 10/25/34, (1-day SOFR + 1.85%)(a)	5,610	5,976,355
Series J, 1.90%, 01/25/29	2,633	2,468,553
Series J, 4.76%, 08/12/30, (1-day SOFR + 0.68%)(a)	2,265	2,257,364
Series J, 5.18%, 08/12/34, (1-day SOFR + 1.04%)(a)	1,775	1,760,759
Bank of Nova Scotia (The)
2.15%, 08/01/31	3,681	3,212,408
2.45%, 02/02/32	4,115	3,597,763
4.04%, 09/15/28, (1-day SOFR + 0.76%)(a)	4,225	4,198,317
4.25%, 02/02/30, (1-day SOFR + 0.73%)(a)	4,720	4,646,872
4.34%, 09/15/31, (1-day SOFR + 1.09%)(a)	4,075	3,956,367
4.40%, 09/08/28, (1-day SOFR + 1.00%)(a)	3,900	3,889,893
4.58%, 06/05/29, (1-day SOFR + 0.66%)(a)	3,915	3,898,540
4.59%, 05/04/37, (5-year CMT + 2.05%)(a)	5,607	5,328,043
4.74%, 11/10/32, (1-day SOFR + 1.44%)(a)	3,000	2,923,866
4.81%, 02/02/34, (1-day SOFR + 1.05%)(a)	4,770	4,607,567
4.85%, 02/01/30	7,210	7,190,306
4.90%, 06/05/32, (1-day SOFR + 0.97%)(a)	4,495	4,426,072
4.93%, 02/14/29, (1-day SOFR + 0.89%)(a)	5,500	5,512,333
5.13%, 02/14/31, (1-day SOFR + 1.07%)(a)	4,430	4,433,093
5.25%, 06/12/28	3,134	3,170,051
5.45%, 08/01/29	4,130	4,213,354
5.65%, 02/01/34	4,905	4,988,323
Schedule of Investments
92

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
BankUnited, Inc., 5.13%, 06/11/30	$1,359	$1,334,072
Barclays PLC
2.65%, 06/24/31, (1-year CMT + 1.90%)(a)	4,339	3,951,183
2.67%, 03/10/32, (1-year CMT + 1.20%)(a)	5,165	4,609,597
2.89%, 11/24/32, (1-year CMT + 1.30%)(a)	6,143	5,430,857
3.33%, 11/24/42, (1-year CMT + 1.30%)(a)	6,495	4,679,632
3.56%, 09/23/35, (5-year CMT + 2.90%)(a)	5,025	4,668,197
3.81%, 03/10/42, (1-year CMT + 1.70%)(a)	4,828	3,695,214
4.22%, 05/24/30, (1-day SOFR + 0.93%)(a)	5,600	5,472,724
4.34%, 01/10/28	7,290	7,252,745
4.48%, 11/11/29, (1-day SOFR + 1.08%)(a)	7,090	7,011,380
4.52%, 02/24/32, (1-day SOFR + 1.14%)(a)	5,700	5,506,138
4.84%, 05/09/28	10,048	10,031,657
4.84%, 09/10/28, (1-day SOFR + 1.34%)(a)	2,250	2,251,154
4.91%, 06/26/30, (1-day SOFR + 0.91%)(a)	6,630	6,585,775
4.94%, 09/10/30, (1-day SOFR + 1.56%)(a)	6,840	6,796,222
4.95%, 01/10/47	7,890	6,732,975
4.97%, 05/16/29, (3-mo. SOFR US + 2.16%)(a)	9,185	9,187,582
5.09%, 02/25/29, (1-day SOFR + 0.96%)(a)	7,540	7,560,413
5.09%, 06/20/30, (3-mo. SOFR US + 3.32%)(a)	7,093	7,063,592
5.10%, 06/26/32, (1-day SOFR + 1.14%)(a)	6,590	6,490,309
5.21%, 02/24/37, (1-day SOFR + 1.51%)(a)	6,115	5,797,308
5.25%, 08/17/45	7,408	6,710,096
5.34%, 09/10/35, (1-day SOFR + 1.91%)(a)	9,305	9,041,048
5.37%, 02/25/31, (1-day SOFR + 1.23%)(a)	8,540	8,574,448
5.59%, 06/26/37, (1-day SOFR + 1.51%)(a)	6,540	6,366,075
5.69%, 03/12/30, (1-day SOFR + 1.74%)(a)	7,760	7,873,313
5.75%, 08/09/33, (1-year CMT + 3.00%)(a)	4,845	4,897,703
5.79%, 02/25/36, (1-day SOFR + 1.59%)(a)	9,210	9,188,610
5.86%, 08/11/46, (1-day SOFR + 1.83%)(a)	5,920	5,667,642
6.04%, 03/12/55, (1-day SOFR + 2.42%)(a)(b)	2,540	2,505,850
6.22%, 05/09/34, (1-day SOFR + 2.98%)(a)	9,105	9,400,829
6.49%, 09/13/29, (1-day SOFR + 2.22%)(a)	3,395	3,487,343
6.69%, 09/13/34, (1-day SOFR + 2.62%)(a)	6,970	7,385,049
7.12%, 06/27/34, (1-day SOFR + 3.57%)(a)	6,415	6,871,008
7.39%, 11/02/28, (1-year CMT + 3.30%)(a)	6,116	6,288,670
7.44%, 11/02/33, (1-year CMT + 3.50%)(a)	8,980	9,838,496
Blackstone Reg Finance Co. LLC
4.30%, 11/03/30(b)	2,785	2,707,747
4.95%, 02/15/36	2,875	2,732,235
5.00%, 12/06/34	2,255	2,180,993
BOKF N.A., 6.11%, 11/06/40, (5-year CMT + 2.00%)(a)	90	90,489
Canadian Imperial Bank of Commerce
3.60%, 04/07/32	4,690	4,332,637
4.24%, 09/08/28, (1-day SOFR Index + 0.60%)(a)	3,360	3,346,125
4.28%, 01/29/30, (1-day SOFR Index + 0.79%)(a)	5,865	5,774,544
4.58%, 09/08/31, (1-day SOFR Index + 1.17%)(a)	5,095	4,992,846
4.63%, 09/11/30, (1-day SOFR + 1.34%)(a)	3,825	3,782,643
4.72%, 06/16/29, (1-day SOFR + 0.67%)(a)	3,955	3,947,602
4.86%, 03/30/29, (1-day SOFR + 1.03%)(a)	5,615	5,622,389
5.00%, 04/28/28	6,060	6,092,983
5.05%, 06/16/32, (1-day SOFR Index + 1.01%)(a)	3,635	3,605,042
Security	Par (000)	Value
Banks (continued)
5.25%, 01/13/31, (1-day SOFR + 1.11%)(a)(b)	$4,745	$4,767,699
5.26%, 04/08/29	5,030	5,080,677
5.99%, 10/03/28	3,295	3,371,098
6.09%, 10/03/33	4,570	4,774,394
Capital One N.A.
2.70%, 02/06/30	3,588	3,329,412
4.65%, 09/13/28	4,747	4,745,624
Citibank N.A.
4.55%, 06/18/29, (1-day SOFR + 0.60%)(a)	12,850	12,800,148
4.84%, 08/06/29	9,615	9,652,396
4.85%, 06/18/32, (1-day SOFR + 0.91%)(a)	13,160	12,971,419
4.91%, 05/29/30	9,115	9,124,976
5.57%, 04/30/34	7,280	7,392,291
5.80%, 09/29/28	7,825	8,004,241
Citigroup, Inc.
2.52%, 11/03/32, (1-day SOFR + 1.18%)(a)	10,550	9,234,414
2.56%, 05/01/32, (1-day SOFR + 1.17%)(a)	17,020	15,136,211
2.57%, 06/03/31, (1-day SOFR + 2.11%)(a)	17,890	16,328,491
2.67%, 01/29/31, (1-day SOFR + 1.15%)(a)	11,692	10,799,999
2.90%, 11/03/42, (1-day SOFR + 1.38%)(a)	5,863	4,097,438
2.98%, 11/05/30, (1-day SOFR + 1.42%)(a)	10,937	10,272,990
3.06%, 01/25/33, (1-day SOFR + 1.35%)(a)	16,740	14,968,465
3.52%, 10/27/28, (3-mo. CME Term SOFR + 1.41%)(a)	9,763	9,636,876
3.79%, 03/17/33, (1-day SOFR + 1.94%)(a)	13,260	12,293,579
3.88%, 01/24/39, (3-mo. CME Term SOFR + 1.43%)(a)	6,936	5,850,633
3.98%, 03/20/30, (3-mo. CME Term SOFR + 1.60%)(a)	10,419	10,176,399
4.08%, 04/23/29, (3-mo. CME Term SOFR + 1.45%)(a)	10,171	10,061,859
4.13%, 07/25/28	9,399	9,284,952
4.28%, 04/24/48, (3-mo. CME Term SOFR + 2.10%)(a)	2,070	1,647,592
4.41%, 03/31/31, (1-day SOFR + 3.91%)(a)	16,409	16,046,360
4.45%, 09/29/27	16,177	16,143,719
4.50%, 09/11/31, (1-day SOFR + 1.17%)(a)	15,615	15,237,693
4.54%, 09/19/30, (1-day SOFR + 1.34%)(a)	13,760	13,577,416
4.65%, 07/30/45	6,310	5,336,741
4.65%, 07/23/48	800	666,133
4.75%, 05/18/46	9,923	8,165,698
4.79%, 03/04/29, (1-day SOFR + 0.87%)(a)	9,445	9,446,208
4.91%, 05/24/33, (1-day SOFR + 2.09%)(a)	6,960	6,821,531
4.95%, 05/07/31, (1-day SOFR + 1.46%)(a)	10,315	10,251,426
5.17%, 02/13/30, (1-day SOFR + 1.36%)(a)(b)	11,515	11,572,824
5.17%, 09/11/36, (1-day SOFR + 1.49%)(a)	15,750	15,308,357
5.30%, 05/06/44	5,200	4,703,843
5.32%, 03/26/41, (1-day SOFR + 4.55%)(a)	8,077	7,721,079
5.33%, 03/27/36, (1-day SOFR + 1.47%)(a)	16,020	15,770,778
5.41%, 09/19/39, (5-year CMT + 1.73%)(a)	3,590	3,470,800
5.45%, 06/11/35, (1-day SOFR + 1.45%)(a)	13,130	13,087,891
5.59%, 11/19/34, (5-year CMT + 1.28%)(a)	1,740	1,748,746
5.61%, 03/04/56, (1-day SOFR + 1.75%)(a)	8,360	7,819,828
5.83%, 02/13/35, (1-day SOFR + 2.06%)(a)	9,985	9,961,545
5.88%, 02/22/33	2,912	2,972,084
5.88%, 01/30/42	5,749	5,739,182
6.00%, 10/31/33	8,540	8,768,751
6.02%, 01/24/36, (1-day SOFR + 1.83%)(a)	8,240	8,295,209
6.13%, 08/25/36	4,228	4,293,962
93
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
6.17%, 05/25/34, (1-day SOFR + 2.66%)(a)	$9,060	$9,283,508
6.27%, 11/17/33, (1-day SOFR + 2.34%)(a)	13,120	13,755,887
6.63%, 01/15/28	5,827	5,985,562
6.63%, 06/15/32	6,175	6,568,162
6.68%, 09/13/43	5,484	5,821,291
8.13%, 07/15/39	10,323	12,525,611
Citizens Bank N.A./Providence RI
4.19%, 01/29/29, (1-day SOFR + 0.70%)(a)	2,710	2,685,449
4.87%, 08/10/29, (1-day SOFR Index + 0.78%)(a)	70	69,909
Citizens Financial Group, Inc.
2.50%, 02/06/30	2,251	2,065,615
2.64%, 09/30/32	3,012	2,555,375
3.25%, 04/30/30	5,328	5,000,546
5.25%, 03/05/31, (1-day SOFR + 1.26%)(a)	3,180	3,182,611
5.30%, 01/29/36, (5-year CMT + 1.45%)(a)	415	405,166
5.64%, 05/21/37, (5-year CMT + 2.75%)(a)	1,880	1,854,252
5.72%, 07/23/32, (1-day SOFR + 1.91%)(a)(b)	6,970	7,054,190
5.84%, 01/23/30, (1-day SOFR + 2.01%)(a)	1,440	1,465,871
6.65%, 04/25/35, (1-day SOFR + 2.33%)(a)	2,720	2,862,418
Commonwealth Bank of Australia/New York
4.15%, 10/01/30	2,725	2,662,535
4.42%, 03/14/28	3,760	3,753,195
Series C, 4.36%, 03/27/29	3,685	3,658,641
Cooperatieve Rabobank UA
5.25%, 05/24/41	7,276	6,968,899
5.25%, 08/04/45	6,025	5,372,369
5.75%, 12/01/43	6,030	5,801,232
Cooperatieve Rabobank UA/New York
3.74%, 01/14/28	2,970	2,940,098
3.96%, 10/17/28	2,970	2,933,137
4.16%, 01/14/31(b)	1,810	1,762,146
4.32%, 04/01/29	2,400	2,382,937
4.35%, 06/09/28	3,160	3,149,792
4.49%, 10/17/29	4,160	4,135,525
4.80%, 01/09/29	1,740	1,746,177
4.88%, 01/21/28	2,620	2,632,522
5.12%, 06/09/36	3,040	2,957,754
Deutsche Bank AG/New York
3.04%, 05/28/32, (1-day SOFR + 1.72%)(a)	3,534	3,177,145
3.55%, 09/18/31, (1-day SOFR + 3.04%)(a)	8,217	7,665,518
3.73%, 01/14/32, (1-day SOFR + 2.76%)(a)	6,285	5,803,007
3.74%, 01/07/33, (1-day SOFR + 2.26%)(a)	5,945	5,386,434
4.47%, 12/10/31, (1-day SOFR + 1.10%)(a)	1,985	1,931,990
4.73%, 02/06/32, (1-day SOFR + 1.14%)(a)	5,480	5,325,041
4.88%, 12/01/32, (5-year USD ICE Swap + 2.55%)(a)	4,215	4,184,004
4.95%, 08/04/31, (1-day SOFR + 1.30%)(a)	6,940	6,834,940
5.00%, 09/11/30, (1-day SOFR + 1.70%)(a)	5,580	5,556,824
5.06%, 04/14/32, (1-day SOFR + 1.41%)(a)	3,340	3,288,774
5.30%, 05/09/31, (1-day SOFR + 1.72%)(a)	4,770	4,764,108
5.37%, 09/09/27	3,464	3,500,151
5.37%, 01/10/29, (1-day SOFR + 1.21%)(a)	4,480	4,509,522
5.40%, 09/11/35, (1-day SOFR + 2.05%)(a)	5,590	5,471,851
5.41%, 05/10/29	5,295	5,373,628
5.88%, 07/08/31, (1-day SOFR + 5.44%)(a)	950	956,810
6.72%, 01/18/29, (1-day SOFR + 3.18%)(a)	5,825	5,964,350
6.82%, 11/20/29, (1-day SOFR + 2.51%)(a)	6,680	6,935,336
7.08%, 02/10/34, (1-day SOFR + 3.65%)(a)	6,450	6,803,830
Security	Par (000)	Value
Banks (continued)
Fifth Third Bancorp
3.95%, 03/14/28	$3,835	$3,791,425
4.00%, 02/01/29(c)	2,601	2,539,830
4.34%, 04/25/33, (1-day SOFR + 1.66%)(a)	2,491	2,359,714
4.57%, 04/29/32, (1-day SOFR + 0.95%)(a)	3,335	3,231,385
4.77%, 07/28/30, (1-day SOFR Index + 2.13%)(a)	5,125	5,088,325
4.90%, 09/06/30, (1-day SOFR + 1.49%)(a)	3,985	3,965,421
5.14%, 01/29/37, (1-day SOFR + 1.24%)(a)	3,130	2,994,581
5.63%, 01/29/32, (1-day SOFR + 1.84%)(a)	4,930	4,993,646
5.98%, 01/30/30, (1-day SOFR + 2.16%)(a)(c)	3,880	3,962,878
6.34%, 07/27/29, (1-day SOFR + 2.34%)(a)	3,780	3,883,798
6.36%, 10/27/28, (1-day SOFR Index + 2.19%)(a)	4,685	4,765,020
8.25%, 03/01/38	5,257	6,235,814
Fifth Third Bank N.A., 5.33%, 08/25/33, (1-day SOFR + 2.61%)(a)	1,895	1,861,528
First Citizens BancShares, Inc.
4.87%, 03/03/32, (1-day SOFR + 1.49%)(a)	1,650	1,587,353
5.23%, 03/12/31, (1-day SOFR + 1.41%)(a)	250	246,408
5.60%, 09/05/35, (5-year CMT + 1.85%)(a)	10	9,728
6.25%, 03/12/40, (5-year CMT + 1.97%)(a)	205	198,200
First Horizon Bank, 5.75%, 05/01/30	1,636	1,636,003
First-Citizens Bank & Trust Co.
5.10%, 07/13/29, (1-day SOFR + 1.15%)(a)	3,020	3,013,768
6.13%, 03/09/28	1,940	1,970,927
FNB Corp., 5.72%, 12/11/30, (1-day SOFR Index + 1.93%)(a)	655	656,790
Fulton Financial Corp., 5.95%, 05/15/36, (3-mo. CME Term SOFR + 2.17%)(a)	40	39,634
Goldman Sachs Bank USA/New York, 4.66%, 06/03/29, (1-day SOFR + 0.72%)(a)	11,330	11,296,955
Goldman Sachs Group, Inc. (The)
1.99%, 01/27/32, (1-day SOFR + 1.09%)(a)	16,885	14,713,461
2.38%, 07/21/32, (1-day SOFR + 1.25%)(a)	15,137	13,215,274
2.60%, 02/07/30	11,901	10,991,806
2.62%, 04/22/32, (1-day SOFR + 1.28%)(a)	17,510	15,558,371
2.65%, 10/21/32, (1-day SOFR + 1.26%)(a)	14,935	13,111,552
2.91%, 07/21/42, (1-day SOFR + 1.47%)(a)	8,605	5,941,467
3.10%, 02/24/33, (1-day SOFR + 1.41%)(a)	24,940	22,271,523
3.21%, 04/22/42, (1-day SOFR + 1.51%)(a)	10,753	7,769,473
3.44%, 02/24/43, (1-day SOFR + 1.63%)(a)	10,340	7,582,503
3.80%, 03/15/30	11,237	10,790,953
3.81%, 04/23/29, (3-mo. CME Term SOFR + 1.42%)(a)	12,379	12,182,463
4.02%, 10/31/38, (3-mo. CME Term SOFR + 1.63%)(a)	12,421	10,545,425
4.15%, 01/21/29, (1-day SOFR + 0.71%)(a)	24,295	24,083,052
4.15%, 10/21/29, (1-day SOFR + 0.90%)(a)	11,845	11,661,335
4.22%, 05/01/29, (3-mo. CME Term SOFR + 1.56%)(a)	16,876	16,707,926
4.37%, 10/21/31, (1-day SOFR + 1.06%)(a)	12,785	12,365,800
4.41%, 04/23/39, (3-mo. CME Term SOFR + 1.69%)(a)	8,043	7,021,687
4.52%, 01/21/32, (1-day SOFR + 0.96%)(a)	24,820	24,050,768
4.59%, 04/20/30, (1-day SOFR + 0.99%)(a)	13,770	13,621,697
4.69%, 10/23/30, (1-day SOFR + 1.14%)(a)	8,400	8,299,236
4.75%, 10/21/45	11,514	9,683,230
4.80%, 07/08/44	8,344	7,133,443
4.94%, 10/21/36, (1-day SOFR + 1.33%)(a)	13,790	13,025,180
Schedule of Investments
94

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
4.97%, 06/03/32, (1-day SOFR + 1.03%)(a)	$13,020	$12,826,127
5.02%, 10/23/35, (1-day SOFR + 1.42%)(a)	16,605	15,940,395
5.05%, 07/23/30, (1-day SOFR + 1.21%)(a)	16,220	16,214,700
5.07%, 01/21/37, (1-day SOFR + 1.19%)(a)	19,620	18,632,353
5.09%, 04/20/34, (1-day SOFR + 1.34%)(a)	13,540	13,211,620
5.15%, 05/22/45	10,272	9,000,593
5.21%, 01/28/31, (1-day SOFR + 1.08%)(a)(b)	8,675	8,682,938
5.22%, 04/23/31, (1-day SOFR + 1.58%)(a)	12,560	12,571,720
5.24%, 07/21/32, (1-day SOFR + 1.17%)(a)	17,850	17,754,390
5.33%, 07/23/35, (1-day SOFR + 1.55%)(a)	15,120	14,848,731
5.39%, 02/02/41, (5-year CMT + 1.18%)(a)	10,815	10,254,998
5.43%, 06/03/37, (1-day SOFR + 1.31%)(a)	8,885	8,655,608
5.54%, 01/28/36, (1-day SOFR + 1.38%)(a)	15,770	15,623,877
5.54%, 01/21/47, (1-day SOFR + 1.32%)(a)	25,530	23,522,176
5.56%, 11/19/45, (1-day SOFR + 1.58%)(a)	7,460	6,935,667
5.66%, 07/21/37, (1-day SOFR + 1.45%)(a)	18,130	17,955,611
5.73%, 04/25/30, (1-day SOFR + 1.27%)(a)	11,276	11,462,942
5.73%, 01/28/56, (1-day SOFR + 1.70%)(a)	16,340	15,137,945
5.85%, 04/25/35, (1-day SOFR + 1.55%)(a)	13,570	13,767,308
6.13%, 02/15/33	9,388	9,863,829
6.22%, 07/21/57, (1-day SOFR + 1.82%)(a)	16,000	15,825,382
6.25%, 02/01/41	12,320	12,664,963
6.35%, 02/15/34	6,503	6,669,854
6.45%, 05/01/36	4,519	4,707,627
6.48%, 10/24/29, (1-day SOFR + 1.77%)(a)	13,300	13,708,852
6.56%, 10/24/34, (1-day SOFR + 1.95%)(a)	4,895	5,190,323
6.75%, 10/01/37	23,931	25,262,414
HSBC Bank USA N.A
5.63%, 08/15/35	1,915	1,913,736
5.88%, 11/01/34	2,745	2,796,883
7.00%, 01/15/39	4,955	5,432,800
HSBC Holdings PLC
2.21%, 08/17/29, (1-day SOFR + 1.29%)(a)	7,660	7,279,204
2.36%, 08/18/31, (1-day SOFR + 1.95%)(a)	7,528	6,763,145
2.80%, 05/24/32, (1-day SOFR + 1.19%)(a)	14,790	13,232,120
2.85%, 06/04/31, (1-day SOFR + 2.39%)(a)	7,638	7,028,899
2.87%, 11/22/32, (1-day SOFR + 1.41%)(a)	8,560	7,578,346
3.97%, 05/22/30, (3-mo. CME Term SOFR + 1.87%)(a)	13,975	13,590,415
4.40%, 03/10/30, (1-day SOFR + 0.99%)(a)	7,050	6,941,645
4.58%, 06/19/29, (3-mo. CME Term SOFR + 1.80%)(a)	14,117	14,061,344
4.62%, 11/06/31, (1-day SOFR + 1.19%)(a)	11,490	11,221,878
4.68%, 03/10/32, (1-day SOFR + 1.21%)(a)	7,960	7,754,168
4.71%, 05/12/30, (1-day SOFR + 0.94%)(a)	6,250	6,188,339
4.76%, 03/29/33, (1-day SOFR + 2.53%)(a)	7,940	7,616,072
4.90%, 03/03/29, (1-day SOFR + 1.03%)(a)	7,790	7,802,416
4.95%, 03/31/30	12,025	12,030,306
5.13%, 11/19/28, (1-day SOFR + 1.04%)(a)	6,570	6,599,130
5.13%, 03/03/31, (1-day SOFR + 1.29%)(a)	7,715	7,696,307
5.13%, 11/06/36, (1-day SOFR + 1.43%)(a)	11,010	10,536,492
5.21%, 05/12/34, (1-day SOFR + 1.32%)(a)	10,780	10,552,449
5.24%, 05/13/31, (1-day SOFR + 1.57%)(a)	10,905	10,917,222
5.24%, 08/14/32, (1-day SOFR + 1.16%)(a)	10,465	10,396,861
5.25%, 03/14/44	6,839	6,231,209
5.28%, 03/10/37, (1-day SOFR + 1.55%)(a)	12,400	11,924,254
5.29%, 11/19/30, (1-day SOFR + 1.29%)(a)	9,830	9,868,045
5.40%, 08/11/33, (1-day SOFR + 2.87%)(a)	11,865	11,834,972
5.45%, 03/03/36, (1-day SOFR + 1.56%)(a)	12,020	11,815,785
5.55%, 03/04/30, (1-day SOFR + 1.46%)(a)	7,015	7,100,069
Security	Par (000)	Value
Banks (continued)
5.72%, 03/04/35, (1-day SOFR + 1.78%)(a)	$7,510	$7,545,888
5.73%, 05/17/32, (1-day SOFR + 1.52%)(a)	6,985	7,099,094
5.73%, 08/14/37, (1-day SOFR + 1.47%)(a)	10,465	10,366,788
5.74%, 09/10/36, (1-day SOFR + 1.96%)(a)	4,020	3,955,468
5.79%, 05/13/36, (1-day SOFR + 1.88%)(a)	9,990	10,046,141
5.87%, 11/18/35, (1-day SOFR + 1.90%)(a)	7,900	7,874,206
6.10%, 01/14/42	4,067	4,163,702
6.16%, 03/09/29, (1-day SOFR + 1.97%)(a)	9,400	9,582,691
6.25%, 03/09/34, (1-day SOFR + 2.39%)(a)	10,725	11,151,078
6.33%, 03/09/44, (1-day SOFR + 2.65%)(a)	12,450	12,763,479
6.50%, 05/02/36	6,032	6,237,742
6.50%, 09/15/37	11,607	12,063,881
6.55%, 06/20/34, (1-day SOFR + 2.98%)(a)	6,170	6,418,361
6.80%, 06/01/38	5,480	5,782,386
7.40%, 11/13/34, (1-day SOFR + 3.02%)(a)	7,570	8,237,620
8.11%, 11/03/33, (1-day SOFR + 4.25%)(a)	9,300	10,415,919
HSBC USA, Inc., 4.65%, 06/03/28	5,700	5,700,184
Huntington Bancshares, Inc./Ohio
2.49%, 08/15/36, (5-year CMT + 1.17%)(a)	2,705	2,306,163
2.55%, 02/04/30	4,492	4,126,030
4.62%, 01/28/32, (1-day SOFR + 0.99%)(a)	4,845	4,708,574
5.02%, 05/17/33, (1-day SOFR + 2.05%)(a)	2,224	2,178,633
5.27%, 01/15/31, (1-day SOFR + 1.28%)(a)	3,690	3,696,426
5.61%, 01/28/41, (5-year CMT + 1.35%)(a)	1,870	1,790,610
5.71%, 02/02/35, (1-day SOFR Index + 1.87%)(a)	6,580	6,590,957
6.14%, 11/18/39, (5-year CMT + 1.70%)(a)	2,935	2,935,601
6.21%, 08/21/29, (1-day SOFR + 2.02%)(a)	5,190	5,312,971
Huntington National Bank (The), 5.65%, 01/10/30	5,150	5,247,314
Independent Bank Corp., 7.25%, 04/01/35, (3-mo. CME Term SOFR + 3.53%)(a)	30	31,247
Industrial & Commercial Bank of China Ltd./New York, 3.54%, 11/08/27	2,080	2,051,604
ING Groep NV
2.73%, 04/01/32, (1-day SOFR + 1.32%)(a)	4,358	3,919,020
4.05%, 04/09/29	5,410	5,298,992
4.25%, 03/28/33, (1-day SOFR + 2.07%)(a)	4,785	4,557,239
4.55%, 10/02/28	5,731	5,708,858
4.86%, 03/25/29, (1-day SOFR + 1.01%)(a)	3,930	3,934,061
5.07%, 03/25/31, (1-day SOFR Index + 1.23%)(a)	4,610	4,602,442
5.34%, 03/19/30, (1-day SOFR Index + 1.44%)(a)	6,205	6,264,699
5.42%, 03/23/37, (1-day SOFR Index + 1.61%)(a)	6,990	6,827,623
5.53%, 03/25/36, (1-day SOFR + 1.61%)(a)	3,835	3,808,296
5.55%, 03/19/35, (1-day SOFR + 1.77%)(a)	6,935	6,938,834
6.11%, 09/11/34, (1-day SOFR + 2.09%)(a)	6,670	6,925,729
Series VAR, 4.80%, 03/23/32, (1-day SOFR Index + 1.26%)(a)	5,460	5,357,875
JPMorgan Chase & Co.
1.76%, 11/19/31, (3-mo. CME Term SOFR + 1.11%)(a)	8,255	7,212,433
1.95%, 02/04/32, (1-day SOFR + 1.07%)(a)	16,740	14,634,237
2.07%, 06/01/29, (1-day SOFR + 1.02%)(a)	10,691	10,207,949
2.52%, 04/22/31, (1-day SOFR + 2.04%)(a)	14,146	12,981,073
2.53%, 11/19/41, (3-mo. CME Term SOFR + 1.51%)(a)	10,880	7,396,535
2.55%, 11/08/32, (1-day SOFR + 1.18%)(a)	15,910	13,985,235
95
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
2.58%, 04/22/32, (3-mo. CME Term SOFR + 1.25%)(a)	$14,849	$13,260,152
2.74%, 10/15/30, (3-mo. CME Term SOFR + 1.51%)(a)	20,511	19,193,149
2.96%, 05/13/31, (3-mo. CME Term SOFR + 2.52%)(a)	10,111	9,369,175
2.96%, 01/25/33, (1-day SOFR + 1.26%)(a)	16,410	14,656,196
3.11%, 04/22/41, (3-mo. CME Term SOFR + 2.46%)(a)	9,538	7,143,801
3.11%, 04/22/51, (1-day SOFR + 2.44%)(a)	12,510	7,955,912
3.16%, 04/22/42, (3-mo. CME Term SOFR + 1.46%)(a)	9,339	6,864,661
3.33%, 04/22/52, (1-day SOFR + 1.58%)(a)	15,980	10,534,501
3.51%, 01/23/29, (3-mo. CME Term SOFR + 1.21%)(a)	10,033	9,875,172
3.63%, 12/01/27	6,551	6,481,737
3.70%, 05/06/30, (3-mo. CME Term SOFR + 1.42%)(a)	14,921	14,464,116
3.88%, 07/24/38, (3-mo. CME Term SOFR + 1.62%)(a)	12,991	11,165,866
3.90%, 01/23/49, (3-mo. CME Term SOFR + 1.48%)(a)	10,803	8,059,348
3.96%, 11/15/48, (3-mo. CME Term SOFR + 1.64%)(a)	18,160	13,698,770
4.01%, 04/23/29, (3-mo. CME Term SOFR + 1.38%)(a)	10,924	10,799,158
4.03%, 07/24/48, (3-mo. CME Term SOFR + 1.72%)(a)	10,431	7,982,316
4.20%, 07/23/29, (3-mo. CME Term SOFR + 1.52%)(a)	12,407	12,282,411
4.25%, 10/01/27	7,573	7,558,230
4.26%, 10/22/31, (1-day SOFR + 0.93%)(a)	9,690	9,382,293
4.26%, 02/22/48, (3-mo. CME Term SOFR + 1.84%)(a)	11,859	9,411,982
4.35%, 01/22/32, (1-day SOFR + 0.84%)(a)	14,050	13,603,564
4.41%, 04/23/30, (1-day SOFR + 0.82%)(a)	13,420	13,241,309
4.45%, 12/05/29, (3-mo. CME Term SOFR + 1.59%)(a)	11,126	11,038,466
4.49%, 03/24/31, (3-mo. CME Term SOFR + 3.79%)(a)	13,900	13,671,334
4.51%, 10/22/28, (1-day SOFR + 0.86%)(a)	6,965	6,956,412
4.57%, 06/14/30, (1-day SOFR + 1.75%)(a)	7,846	7,772,148
4.59%, 04/26/33, (1-day SOFR + 1.80%)(a)	6,730	6,518,176
4.60%, 10/22/30, (1-day SOFR + 1.04%)(a)	11,545	11,419,951
4.62%, 04/23/32, (1-day SOFR + 0.99%)(a)	14,090	13,771,729
4.81%, 10/22/36, (1-day SOFR + 1.19%)(a)	15,485	14,677,656
4.85%, 02/01/44	6,751	5,991,576
4.86%, 07/23/30, (1-day SOFR + 0.85%)(a)	13,595	13,553,932
4.90%, 01/22/37, (1-day SOFR + 1.07%)(a)	14,150	13,456,418
4.91%, 07/25/33, (1-day SOFR + 2.08%)(a)	16,390	16,109,970
4.92%, 01/24/29, (1-day SOFR + 0.80%)(a)	10,495	10,536,489
4.95%, 10/22/35, (1-day SOFR + 1.34%)(a)	11,080	10,720,341
4.95%, 06/01/45	8,501	7,485,136
5.00%, 07/22/30, (1-day SOFR + 1.13%)(a)	11,415	11,425,047
5.01%, 01/23/30, (1-day SOFR + 1.31%)(a)	8,825	8,851,699
5.04%, 07/23/32, (1-day SOFR + 1.02%)(a)	13,730	13,643,255
5.10%, 04/22/31, (1-day SOFR + 1.44%)(a)	10,585	10,601,648
5.14%, 01/24/31, (1-day SOFR + 1.01%)(a)	14,520	14,566,887
5.15%, 04/23/37, (1-day SOFR + 1.26%)(a)	16,100	15,579,795
5.19%, 02/05/37, (1-day SOFR + 1.30%)(a)	12,925	12,387,867
5.29%, 07/22/35, (1-day SOFR + 1.46%)(a)	21,710	21,482,122
Security	Par (000)	Value
Banks (continued)
5.30%, 07/24/29, (1-day SOFR + 1.45%)(a)	$12,675	$12,795,616
5.34%, 01/23/35, (1-day SOFR + 1.62%)(a)	10,955	10,899,494
5.35%, 06/01/34, (1-day SOFR + 1.85%)(a)	18,570	18,582,285
5.40%, 01/06/42	8,419	8,109,271
5.50%, 01/24/36, (1-day SOFR + 1.32%)(a)	11,600	11,594,187
5.50%, 10/15/40	4,829	4,745,757
5.53%, 11/29/45, (1-day SOFR + 1.55%)(a)	10,360	9,876,388
5.57%, 04/22/36, (1-day SOFR + 1.68%)(a)	15,089	15,136,670
5.58%, 04/22/30, (1-day SOFR + 1.16%)(a)	9,760	9,911,780
5.58%, 07/23/36, (1-day SOFR + 1.64%)(a)	16,550	16,413,624
5.60%, 07/15/41	8,805	8,656,418
5.63%, 08/16/43	6,848	6,662,280
5.72%, 09/14/33, (1-day SOFR + 2.58%)(a)	17,395	17,633,058
5.77%, 04/22/35, (1-day SOFR + 1.49%)(a)	16,095	16,414,046
5.80%, 07/23/41, (5-year CMT + 1.25%)(a)	4,425	4,374,393
6.09%, 10/23/29, (1-day SOFR + 1.57%)(a)	9,030	9,262,093
6.25%, 10/23/34, (1-day SOFR + 1.81%)(a)	14,525	15,254,927
6.40%, 05/15/38	13,581	14,508,287
8.75%, 09/01/30	4,619	5,250,566
KeyBank N.A.
3.90%, 04/13/29	2,303	2,237,894
4.90%, 08/08/32	3,360	3,239,210
5.00%, 01/26/33	5,513	5,358,824
5.85%, 11/15/27(b)	4,898	4,961,125
6.95%, 02/01/28	810	832,814
Keybank National Association, 4.39%, 12/14/27	1,535	1,530,808
KeyCorp
2.55%, 10/01/29	4,381	4,079,411
4.10%, 04/30/28	3,491	3,454,434
4.79%, 06/01/33, (1-day SOFR Index + 2.06%)(a)	3,343	3,222,879
5.12%, 04/04/31, (1-day SOFR Index + 1.23%)(a)(b)	820	818,983
5.31%, 01/28/37, (1-day SOFR + 1.37%)(a)	4,005	3,845,145
6.40%, 03/06/35, (1-day SOFR Index + 2.42%)(a)	4,260	4,431,033
Kreditanstalt fuer Wiederaufbau
0.00%, 04/18/36(d)	11,022	7,001,438
0.00%, 06/29/37(d)	14,383	8,550,154
0.75%, 09/30/30	5,994	5,169,298
1.75%, 09/14/29	10,816	10,003,070
2.88%, 04/03/28	12,132	11,860,504
3.50%, 08/09/28	590	580,639
3.50%, 05/15/29	1,110	1,084,215
3.75%, 02/15/28	7,370	7,308,440
3.75%, 07/15/30	25,993	25,326,866
3.75%, 03/14/31(b)	434	420,713
3.88%, 06/15/28	8,928	8,854,622
4.00%, 03/15/29	10,921	10,814,503
4.13%, 07/22/31	30	29,475
4.13%, 07/15/33	17,672	17,141,802
4.25%, 07/30/29	310	308,472
4.38%, 02/28/34	8,501	8,346,931
4.63%, 03/18/30	12,063	12,124,615
4.75%, 10/29/30	6,034	6,093,420
Series GLOB, 3.88%, 05/15/28(b)	1,490	1,478,379
Landwirtschaftliche Rentenbank
0.88%, 09/03/30	8,858	7,700,768
3.63%, 10/08/30(b)	1,125	1,089,583
3.88%, 09/28/27	1,950	1,940,555
Schedule of Investments
96

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
3.88%, 06/14/28	$1,103	$1,093,518
4.13%, 05/28/30	4,045	3,995,620
4.13%, 06/03/31	340	334,272
4.63%, 04/17/29	2,710	2,723,542
5.00%, 10/24/33	2,964	3,022,100
Series 37, 2.50%, 11/15/27	1,288	1,260,146
Lloyds Banking Group PLC
3.37%, 12/14/46, (5-year CMT + 1.50%)(a)	6,690	4,737,113
3.57%, 11/07/28, (3-mo. SOFR US + 1.47%)(a)	7,837	7,738,237
4.24%, 02/10/30, (1-year CMT + 0.60%)(a)	4,590	4,510,855
4.34%, 01/09/48	7,269	5,720,172
4.38%, 03/22/28	5,303	5,280,644
4.43%, 11/04/31, (1-year CMT + 0.82%)(a)	6,290	6,110,294
4.55%, 08/16/28	6,243	6,221,580
4.82%, 06/13/29, (1-year CMT + 0.83%)(a)	4,980	4,981,934
4.94%, 11/04/36, (1-year CMT + 0.97%)(a)	8,430	7,978,879
4.98%, 08/11/33, (1-year CMT + 2.30%)(a)	3,445	3,377,086
5.09%, 11/26/28, (1-year CMT + 0.85%)(a)	5,870	5,896,111
5.20%, 08/17/32, (1-year CMT + 0.80%)(a)	4,160	4,145,400
5.30%, 12/01/45	4,409	3,954,196
5.59%, 11/26/35, (1-year CMT + 1.20%)(a)	5,730	5,726,747
5.67%, 02/10/47, (1-year CMT + 0.82%)(a)	4,480	4,237,783
5.68%, 01/05/35, (1-year CMT + 1.75%)(a)	11,850	11,950,250
5.70%, 08/17/37, (1-year CMT + 1.00%)(a)	4,160	4,123,647
5.72%, 06/05/30, (1-year CMT + 1.07%)(a)	5,670	5,767,678
5.87%, 03/06/29, (1-year CMT + 1.70%)(a)	3,175	3,226,947
6.07%, 06/13/36, (1-year CMT + 1.60%)(a)	800	802,728
7.95%, 11/15/33, (1-year CMT + 3.75%)(a)	4,675	5,192,391
M&T Bank Corp.
4.83%, 01/16/29, (1-day SOFR + 0.93%)(a)	1,890	1,891,688
5.05%, 01/27/34, (1-day SOFR + 1.85%)(a)	5,015	4,877,277
5.18%, 07/08/31, (1-day SOFR + 1.40%)(a)	3,240	3,236,299
5.30%, 04/18/36, (5-year CMT + 1.38%)(a)	1,225	1,199,997
5.39%, 01/16/36, (1-day SOFR + 1.61%)(a)	4,240	4,130,864
5.40%, 07/30/35, (5-year CMT + 1.43%)(a)	1,105	1,095,274
6.08%, 03/13/32, (1-day SOFR + 2.26%)(a)(b)	5,670	5,841,352
7.41%, 10/30/29, (1-day SOFR + 2.80%)(a)	4,415	4,634,097
Manufacturers & Traders Trust Co.
4.55%, 04/18/30, (1-day SOFR + 0.94%)(a)	2,150	2,123,654
4.70%, 01/27/28	6,030	6,029,775
Mitsubishi UFJ Financial Group, Inc.
2.05%, 07/17/30	6,215	5,562,473
2.31%, 07/20/32, (1-year CMT + 0.95%)(a)	9,344	8,153,813
2.49%, 10/13/32, (1-year CMT + 0.97%)(a)	3,984	3,484,679
2.56%, 02/25/30	5,430	5,004,215
2.85%, 01/19/33, (1-year CMT + 1.10%)(a)	4,730	4,182,055
3.20%, 07/18/29	7,939	7,579,985
3.74%, 03/07/29	6,609	6,454,568
3.75%, 07/18/39	7,510	6,196,206
3.96%, 03/02/28	5,568	5,518,802
4.05%, 09/11/28	4,306	4,251,867
4.15%, 03/07/39(b)	2,940	2,578,008
4.29%, 07/26/38(b)	2,880	2,610,332
4.32%, 04/19/33, (1-year CMT + 1.55%)(a)	3,565	3,386,240
4.51%, 01/14/32, (1-year CMT + 0.80%)(a)	6,090	5,917,734
4.53%, 09/12/31, (1-year CMT + 0.80%)(a)	5,115	4,991,156
4.59%, 04/18/30, (1-year CMT + 0.78%)(a)	2,420	2,398,633
4.85%, 04/21/32, (1-year CMT + 0.92%)(a)	2,290	2,247,333
4.98%, 07/24/30, (1-year CMT + 0.67%)(a)	2,600	2,597,941
Security	Par (000)	Value
Banks (continued)
5.06%, 01/14/37, (1-year CMT + 0.90%)(a)	$7,070	$6,758,434
5.13%, 07/20/33, (1-year CMT + 2.13%)(a)	7,175	7,091,429
5.16%, 04/24/31, (1-year CMT + 1.17%)(a)	4,040	4,040,687
5.19%, 07/23/32, (1-year CMT + 0.82%)(a)	2,600	2,585,790
5.19%, 09/12/36, (1-year CMT + 0.93%)(a)	4,900	4,748,984
5.20%, 01/16/31, (1-year CMT + 0.78%)(a)	5,610	5,622,473
5.24%, 04/19/29, (1-year CMT + 1.70%)(a)	2,810	2,828,080
5.26%, 04/17/30, (1-year CMT + 0.82%)(a)(b)	4,605	4,638,566
5.33%, 04/21/37, (1-year CMT + 1.02%)(a)	7,030	6,841,712
5.35%, 09/13/28, (1-year CMT + 1.90%)(a)	5,050	5,084,183
5.41%, 04/19/34, (1-year CMT + 1.97%)(a)	3,395	3,398,420
5.42%, 02/22/29, (1-year CMT + 1.38%)(a)	4,945	4,989,967
5.43%, 04/17/35, (1-year CMT + 1.00%)(a)	7,070	7,021,838
5.44%, 02/22/34, (1-year CMT + 1.63%)(a)	4,000	4,007,600
5.47%, 09/13/33, (1-year CMT + 2.13%)(a)	3,280	3,295,430
5.48%, 02/22/31, (1-year CMT + 1.53%)(a)	2,310	2,333,876
5.57%, 01/16/36, (1-year CMT + 0.95%)(a)	5,350	5,344,102
5.57%, 07/24/37, (1-year CMT + 0.95%)(a)(b)	2,600	2,576,911
5.62%, 04/24/36, (1-year CMT + 1.27%)(a)	6,705	6,709,821
5.87%, 04/21/47, (1-year CMT + 0.98%)(a)	6,250	6,087,006
6.05%, 07/24/47, (1-year CMT + 0.93%)(a)	2,600	2,580,927
Mizuho Financial Group, Inc.
1.98%, 09/08/31, (3-mo. CME Term SOFR + 1.53%)(a)	3,865	3,417,973
2.17%, 05/22/32, (1-year CMT + 0.87%)(a)	2,768	2,412,524
2.20%, 07/10/31, (3-mo. CME Term SOFR + 1.77%)(a)	4,755	4,263,321
2.26%, 07/09/32, (1-year CMT + 0.90%)(a)	3,030	2,641,786
2.56%, 09/13/31	4,505	3,942,702
2.59%, 05/25/31, (3-mo. CME Term SOFR + 1.33%)(a)(b)	2,968	2,709,626
2.87%, 09/13/30, (3-mo. CME Term SOFR + 1.57%)(a)	2,610	2,452,840
3.15%, 07/16/30, (3-mo. CME Term SOFR + 1.39%)(a)	3,237	3,077,359
3.17%, 09/11/27	4,883	4,817,336
3.26%, 05/22/30, (1-year CMT + 1.25%)(a)	2,550	2,441,908
4.02%, 03/05/28	6,240	6,183,913
4.25%, 09/11/29, (3-mo. CME Term SOFR + 1.53%)(a)	4,735	4,683,744
4.44%, 05/12/32, (1-year CMT + 0.70%)(a)	2,870	2,772,250
4.71%, 07/08/31, (1-year CMT + 0.92%)(a)	5,375	5,293,983
4.78%, 07/13/30, (1-year CMT + 0.68%)(a)	3,860	3,831,346
4.97%, 07/13/32, (1-year CMT + 0.83%)(a)	3,760	3,707,465
5.05%, 05/12/37, (1-year CMT + 0.85%)(a)	2,820	2,686,800
5.10%, 05/13/31, (1-year CMT + 0.82%)(a)	2,440	2,434,696
5.32%, 07/08/36, (1-year CMT + 1.07%)(a)	6,750	6,609,503
5.34%, 07/13/37, (1-year CMT + 0.97%)(a)	3,600	3,492,269
5.38%, 05/26/30, (1-year CMT + 1.12%)(a)	3,205	3,238,123
5.38%, 07/10/30, (1-year CMT + 1.08%)(a)	4,010	4,049,628
5.41%, 09/13/28, (1-year CMT + 2.05%)(a)	4,360	4,392,451
5.42%, 05/13/36, (1-year CMT + 0.98%)(a)	3,260	3,217,042
5.58%, 05/26/35, (1-year CMT + 1.30%)(a)	3,240	3,245,109
5.59%, 07/10/35, (1-year CMT + 1.30%)(a)	3,060	3,064,848
5.67%, 05/27/29, (1-year CMT + 1.50%)(a)	4,240	4,300,797
5.67%, 09/13/33, (1-year CMT + 2.40%)(a)	3,115	3,164,580
5.74%, 05/27/31, (1-year CMT + 1.65%)(a)	3,050	3,107,628
5.75%, 05/27/34, (1-year CMT + 1.80%)(a)	3,650	3,712,405
5.75%, 07/06/34, (1-year CMT + 1.90%)(a)	4,900	4,979,736
97
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.78%, 07/06/29, (1-year CMT + 1.65%)(a)	$6,435	$6,545,084
5.82%, 07/13/47, (1-year CMT + 0.97%)(a)	3,600	3,451,181
Morgan Stanley
1.79%, 02/13/32, (1-day SOFR + 1.03%)(a)	11,660	10,060,882
1.93%, 04/28/32, (1-day SOFR + 1.02%)(a)	14,980	12,912,207
2.24%, 07/21/32, (1-day SOFR + 1.18%)(a)	24,572	21,326,938
2.48%, 09/16/36, (1-day SOFR + 1.36%)(a)	15,083	12,940,458
2.51%, 10/20/32, (1-day SOFR + 1.20%)(a)	12,378	10,831,627
2.70%, 01/22/31, (1-day SOFR + 1.14%)(a)	20,902	19,323,513
2.80%, 01/25/52, (1-day SOFR + 1.43%)(a)	10,619	6,241,741
2.94%, 01/21/33, (1-day SOFR + 1.29%)(a)	14,558	12,911,897
3.22%, 04/22/42, (1-day SOFR + 1.49%)(a)	10,350	7,612,854
3.59%, 07/22/28(a)	18,292	18,108,277
3.62%, 04/01/31, (1-day SOFR + 3.12%)(a)	9,714	9,239,783
3.77%, 01/24/29, (3-mo. CME Term SOFR + 1.40%)(a)	11,849	11,700,082
3.97%, 07/22/38(a)	15,950	13,542,173
4.24%, 01/09/30, (1-day SOFR + 0.80%)(a)	10,655	10,479,730
4.30%, 01/27/45	12,674	10,272,927
4.38%, 01/22/47	10,615	8,529,422
4.43%, 01/23/30, (3-mo. CME Term SOFR + 1.89%)(a)	10,283	10,160,017
4.46%, 04/22/39, (3-mo. CME Term SOFR + 1.69%)(a)	6,320	5,628,863
4.49%, 01/16/32, (1-day SOFR + 0.95%)(a)	12,300	11,924,883
4.56%, 04/10/30, (1-day SOFR Index + 0.96%)(a)	11,840	11,706,804
4.65%, 10/18/30, (1-day SOFR + 1.10%)(a)	16,535	16,345,322
4.71%, 03/12/32, (1-day SOFR + 1.20%)(a)	14,445	14,101,144
4.81%, 04/16/32, (1-day SOFR Index + 1.18%)(a)	9,525	9,328,054
4.87%, 07/12/29, (1-day SOFR Index + 0.85%)(a)	6,825	6,825,984
4.89%, 07/20/33, (1-day SOFR + 2.08%)(a)	8,045	7,862,335
4.99%, 04/12/29, (1-day SOFR + 1.38%)(a)	6,625	6,647,469
5.04%, 07/19/30, (1-day SOFR + 1.22%)(a)	8,355	8,367,121
5.07%, 01/30/37, (1-day SOFR + 1.18%)(a)	19,925	18,990,176
5.12%, 02/01/29, (1-day SOFR + 1.73%)(a)(b)	13,595	13,668,770
5.16%, 04/20/29, (1-day SOFR + 1.59%)(a)	10,420	10,485,350
5.17%, 01/16/30, (1-day SOFR + 1.45%)(a)	9,465	9,508,008
5.17%, 07/14/32, (1-day SOFR Index + 1.16%)(a)	9,230	9,160,356
5.19%, 04/17/31, (1-day SOFR + 1.51%)(a)(b)	11,335	11,355,609
5.23%, 01/15/31, (1-day SOFR + 1.11%)(a)	13,205	13,256,158
5.25%, 04/21/34, (1-day SOFR + 1.87%)(a)	16,995	16,797,283
5.30%, 04/10/37, (1-day SOFR Index + 1.41%)(a)	18,315	17,733,378
5.30%, 04/20/37, (1-day SOFR + 2.62%)(a)	8,760	8,584,175
5.31%, 01/18/41, (5-year CMT + 1.17%)(a)	4,255	4,035,548
5.32%, 07/19/35, (1-day SOFR + 1.56%)(a)	15,755	15,508,685
5.42%, 07/21/34, (1-day SOFR + 1.88%)(a)	10,845	10,797,826
5.45%, 07/20/29, (1-day SOFR + 1.63%)(a)	9,530	9,633,259
5.47%, 01/18/35, (1-day SOFR + 1.73%)(a)	16,160	16,081,202
5.52%, 11/19/55, (1-day SOFR + 1.71%)(a)	13,950	12,778,728
5.59%, 01/18/36, (1-day SOFR + 1.42%)(a)	13,775	13,753,837
5.60%, 03/24/51, (1-day SOFR + 4.84%)(a)	9,710	9,087,781
5.61%, 07/17/37, (1-day SOFR Index + 1.43%)(a)	4,575	4,527,898
5.66%, 04/18/30, (1-day SOFR + 1.26%)(a)	13,550	13,757,594
Security	Par (000)	Value
Banks (continued)
5.66%, 04/17/36, (1-day SOFR + 1.76%)(a)	$13,805	$13,845,271
5.83%, 04/19/35, (1-day SOFR + 1.58%)(a)	15,415	15,675,931
5.90%, 03/13/47, (1-day SOFR + 1.78%)(a)	14,190	13,825,115
5.94%, 02/07/39, (5-year CMT + 1.80%)(a)	9,940	9,982,732
5.95%, 01/19/38, (5-year CMT + 2.43%)(a)	6,180	6,254,255
6.30%, 10/18/28, (1-day SOFR + 2.24%)(a)	7,063	7,193,283
6.34%, 10/18/33, (1-day SOFR + 2.56%)(a)	8,710	9,124,501
6.38%, 07/24/42	9,860	10,338,313
6.41%, 11/01/29, (1-day SOFR + 1.83%)(a)	6,265	6,455,852
6.63%, 11/01/34, (1-day SOFR + 2.05%)(a)	9,290	9,892,798
7.25%, 04/01/32	6,974	7,735,864
Series I, 4.13%, 10/18/29, (1-day SOFR + 0.91%)(a)	6,090	5,994,891
Series I, 4.36%, 10/22/31, (1-day SOFR + 1.07%)(a)	8,635	8,353,089
Series I, 4.89%, 10/22/36, (1-day SOFR + 1.31%)(a)	14,390	13,606,805
Morgan Stanley Bank N.A.
4.79%, 05/10/30, (1-day SOFR Index + 0.97%)(a)	5,135	5,108,085
5.02%, 01/12/29, (1-day SOFR + 0.91%)(a)	12,240	12,289,235
Morgan Stanley Private Bank N.A.
4.20%, 11/17/28, (1-day SOFR + 0.78%)(a)	11,445	11,378,682
4.21%, 02/08/30, (1-day SOFR + 0.76%)(a)	10,230	10,055,853
4.47%, 11/19/31, (1-day SOFR + 1.02%)(a)	13,190	12,828,529
4.73%, 07/18/31, (1-day SOFR + 1.08%)(a)	12,845	12,655,171
National Australia Bank Ltd./New York
3.85%, 12/13/28	2,670	2,626,457
4.15%, 01/13/31(b)	2,190	2,139,110
4.31%, 06/13/28	3,760	3,744,077
4.43%, 06/04/29	5,050	5,020,052
4.50%, 10/26/27	3,715	3,716,135
4.53%, 06/13/30	3,945	3,914,922
4.79%, 01/10/29	4,955	4,976,614
4.90%, 06/13/28	3,750	3,772,460
4.90%, 01/14/30	3,320	3,339,199
4.94%, 01/12/28	5,470	5,502,559
National Bank of Canada
4.17%, 01/20/29, (1-day SOFR Index + 0.76%)(a)	4,130	4,095,474
4.50%, 10/10/29	4,815	4,765,283
4.93%, 06/04/32, (1-day SOFR + 1.01%)(a)	2,885	2,836,899
5.25%, 09/08/29(a)	4,430	4,432,126
5.60%, 12/18/28	4,810	4,899,847
NatWest Group PLC
3.03%, 11/28/35, (5-year CMT + 2.35%)(a)	4,388	3,999,702
4.45%, 05/08/30, (3-mo. SOFR US + 2.13%)(a)	5,304	5,225,699
4.89%, 05/18/29, (3-mo. SOFR US + 2.01%)(a)	9,085	9,097,813
4.96%, 08/15/30, (1-year CMT + 1.22%)(a)	6,160	6,153,379
4.98%, 06/18/32, (1-year CMT + 0.80%)(a)	3,075	3,032,628
5.08%, 01/27/30, (3-mo. SOFR US + 2.17%)(a)	7,300	7,318,352
5.12%, 05/23/31, (1-year CMT + 1.05%)(a)	6,810	6,795,778
5.52%, 09/30/28, (1-year CMT + 2.27%)(a)	4,555	4,596,370
5.78%, 03/01/35, (1-year CMT + 1.50%)(a)	6,195	6,278,518
5.81%, 09/13/29, (1-year CMT + 1.95%)(a)	3,920	3,992,468
5.91%, 03/03/47, (1-year CMT + 1.30%)(a)	3,420	3,232,753
6.02%, 03/02/34, (1-year CMT + 2.10%)(a)	5,000	5,157,997
6.48%, 06/01/34, (5-year CMT + 2.20%)(a)	3,810	3,907,778
Schedule of Investments
98

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Northern Trust Corp.
1.95%, 05/01/30	$5,556	$5,016,690
3.15%, 05/03/29	2,807	2,700,818
3.65%, 08/03/28	2,475	2,436,020
4.15%, 11/19/30	2,470	2,404,376
5.12%, 11/19/40, (5-year CMT + 1.05%)(a)	2,265	2,158,406
6.13%, 11/02/32	3,881	4,072,248
Oesterreichische Kontrollbank AG
3.63%, 09/09/27	1,756	1,743,414
3.75%, 09/05/29	3,160	3,097,266
3.75%, 09/10/30	1,010	982,517
3.75%, 01/15/31	980	949,896
4.00%, 05/28/28	1,926	1,913,136
4.13%, 01/18/29(b)	4,865	4,830,636
4.13%, 05/29/29	190	188,440
4.25%, 03/01/28	2,041	2,036,749
4.50%, 01/24/30	5,485	5,488,806
Old National Bancorp, 5.77%, 02/15/36, (3-mo. CME Term SOFR + 2.20%)(a)	80	79,231
Pinnacle Bank/Nashville TN, 5.63%, 02/15/28	2,035	2,052,006
Pinnacle Financial Partners, Inc.
5.60%, 05/19/32, (1-day SOFR + 1.70%)(a)	3,890	3,842,837
6.17%, 11/01/30, (1-day SOFR + 2.35%)(a)	665	675,667
PNC Bank N.A.
2.70%, 10/22/29	4,467	4,181,051
3.10%, 10/25/27	5,043	4,966,848
3.25%, 01/22/28	4,149	4,078,349
4.05%, 07/26/28	7,363	7,275,834
PNC Financial Services Group, Inc. (The)
2.31%, 04/23/32, (1-day SOFR + 0.98%)(a)	5,973	5,272,960
2.55%, 01/22/30	10,300	9,527,442
3.45%, 04/23/29	9,140	8,852,508
4.08%, 01/26/29, (1-day SOFR + 0.61%)(a)	580	575,672
4.62%, 10/26/29, (1-day SOFR + 0.68%)(a)	4,460	4,444,790
4.63%, 06/06/33, (1-day SOFR Index + 1.85%)(a)	4,007	3,831,691
4.81%, 10/21/32, (1-day SOFR + 1.26%)(a)	6,760	6,637,212
4.83%, 07/19/30, (1-day SOFR + 0.80%)(a)	3,970	3,956,136
4.90%, 05/13/31, (1-day SOFR + 1.33%)(a)	6,220	6,184,549
5.07%, 01/24/34, (1-day SOFR + 1.93%)(a)	7,240	7,114,846
5.22%, 01/29/31, (1-day SOFR + 1.07%)(a)	4,615	4,641,758
5.35%, 12/02/28, (1-day SOFR + 1.62%)(a)	4,755	4,797,398
5.37%, 07/21/36, (1-day SOFR + 1.42%)(a)	7,455	7,351,028
5.40%, 07/23/35, (1-day SOFR + 1.60%)(a)	5,110	5,066,104
5.42%, 01/25/41, (5-year CMT + 1.17%)(a)	5,270	5,038,553
5.46%, 07/21/37, (1-day SOFR + 1.27%)(a)	3,800	3,740,313
5.49%, 05/14/30, (1-day SOFR + 1.20%)(a)(b)	7,945	8,055,295
5.58%, 06/12/29, (1-day SOFR + 1.84%)(a)	7,300	7,406,837
5.58%, 01/29/36, (1-day SOFR + 1.39%)(a)	6,520	6,523,696
5.68%, 01/22/35, (1-day SOFR + 1.90%)(a)	5,390	5,445,928
5.94%, 08/18/34, (1-day SOFR + 1.95%)(a)	4,455	4,591,305
6.04%, 10/28/33, (1-day SOFR Index + 2.14%)(a)	6,510	6,728,098
6.88%, 10/20/34, (1-day SOFR + 2.28%)(a)	10,515	11,389,873
Regions Bank/Birmingham AL
4.76%, 07/27/29, (1-day SOFR + 0.81%)(a)	2,605	2,595,094
6.45%, 06/26/37	2,865	2,970,630
Regions Financial Corp.
1.80%, 08/12/28	2,760	2,607,076
5.50%, 09/06/35, (1-day SOFR + 2.06%)(a)	1,550	1,526,860
Security	Par (000)	Value
Banks (continued)
5.72%, 06/06/30, (1-day SOFR + 1.49%)(a)	$3,265	$3,320,017
7.38%, 12/10/37	2,623	2,916,629
Royal Bank of Canada
2.30%, 11/03/31	8,560	7,524,974
3.88%, 05/04/32	4,880	4,585,754
4.00%, 11/03/28, (1-day SOFR + 0.70%)(a)	3,990	3,960,111
4.31%, 11/03/31, (1-day SOFR + 0.98%)(a)	5,050	4,897,189
4.40%, 04/17/30, (1-day SOFR + 0.84%)(a)	7,255	7,156,263
4.50%, 08/06/29, (1-day SOFR + 0.89%)(a)	5,965	5,931,588
4.52%, 10/18/28, (1-day SOFR Index + 0.86%)(a)	3,440	3,435,664
4.61%, 05/03/32, (1-day SOFR + 1.01%)(a)	6,575	6,432,185
4.65%, 07/10/29, (1-day SOFR + 0.61%)(a)	4,970	4,957,434
4.65%, 10/18/30, (1-day SOFR Index + 1.08%)(a)	9,520	9,421,297
4.70%, 08/06/31, (1-day SOFR + 1.06%)(a)	5,085	5,009,258
4.90%, 01/12/28	3,985	4,005,266
4.95%, 02/01/29	5,100	5,130,297
4.95%, 08/05/32, (1-day SOFR Index + 0.95%)(a)	5,020	4,964,578
4.97%, 01/24/29, (1-day SOFR + 0.83%)(a)	7,290	7,313,512
4.97%, 08/02/30, (1-day SOFR + 1.10%)(a)	6,390	6,395,604
4.97%, 05/02/31, (1-day SOFR Index + 1.13%)(a)	4,895	4,881,829
5.00%, 02/01/33	8,415	8,332,980
5.00%, 05/02/33	4,955	4,904,299
5.15%, 02/04/31, (1-day SOFR + 1.03%)(a)	8,570	8,595,709
5.15%, 02/01/34(b)	6,305	6,307,868
5.20%, 08/01/28	5,080	5,137,754
6.00%, 11/01/27	6,685	6,803,708
Santander Holdings USA, Inc.
5.04%, 06/05/30, (1-day SOFR + 1.10%)(a)	2,340	2,325,090
5.22%, 06/05/32, (1-day SOFR + 1.28%)(a)(b)	2,450	2,415,027
5.35%, 09/06/30, (1-day SOFR + 1.94%)(a)	2,540	2,544,175
5.47%, 03/20/29, (1-day SOFR + 1.61%)(a)	4,105	4,131,258
5.70%, 06/05/37, (1-day SOFR + 1.60%)(a)	2,620	2,554,192
5.74%, 03/20/31, (1-day SOFR + 1.88%)(a)	4,355	4,411,794
6.17%, 01/09/30, (1-day SOFR + 2.50%)(a)	3,055	3,122,392
6.34%, 05/31/35, (1-day SOFR + 2.14%)(a)(b)	3,235	3,341,382
6.50%, 03/09/29, (1-day SOFR + 2.36%)(a)	4,825	4,928,217
6.57%, 06/12/29, (1-day SOFR + 2.70%)(a)	3,130	3,207,080
7.66%, 11/09/31, (1-day SOFR + 3.28%)(a)(b)	3,330	3,600,918
Santander U.K. Group Holdings PLC
2.90%, 03/15/32, (1-day SOFR + 1.48%)(a)	4,260	3,825,658
3.82%, 11/03/28, (3-mo. SOFR US + 1.66%)(a)	5,031	4,973,062
4.32%, 09/22/29, (1-day SOFR Index + 1.07%)(a)	3,780	3,730,306
4.86%, 09/11/30, (1-day SOFR Index + 1.55%)(a)	5,260	5,206,866
5.14%, 09/22/36, (1-day SOFR Index + 1.58%)(a)	4,180	3,962,728
5.69%, 04/15/31, (1-day SOFR Index + 1.52%)(a)	6,275	6,353,898
6.53%, 01/10/29, (1-day SOFR + 2.60%)(a)	3,655	3,730,918
Southstate Bank Corp., 7.00%, 06/13/35, (3-mo. CME Term SOFR + 3.19%)(a)	30	30,955
99
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
State Street Bank & Trust Co.
4.70%, 07/23/29	$1,985	$1,988,393
4.78%, 11/23/29	4,265	4,273,849
5.22%, 07/23/34	510	507,882
State Street Corp.
2.20%, 03/03/31	4,175	3,690,568
2.40%, 01/24/30	4,053	3,766,836
2.62%, 02/07/33, (1-day SOFR + 1.00%)(a)	2,595	2,285,643
3.03%, 11/01/34, (1-day SOFR + 1.49%)(a)	2,535	2,374,967
3.15%, 03/30/31, (1-day SOFR + 2.65%)(a)	3,691	3,480,447
4.14%, 12/03/29, (3-mo. CME Term SOFR + 1.29%)(a)	2,538	2,504,851
4.16%, 08/04/33, (1-day SOFR + 1.73%)(a)	3,620	3,427,027
4.33%, 10/22/27	5,980	5,974,621
4.42%, 05/13/33, (1-day SOFR + 1.61%)(a)	2,510	2,417,347
4.53%, 02/20/29, (1-day SOFR + 1.02%)(a)	4,955	4,949,881
4.54%, 02/28/28	4,400	4,405,192
4.56%, 04/23/32, (1-day SOFR + 0.91%)(a)	3,300	3,226,456
4.68%, 10/22/32, (1-day SOFR + 1.05%)(a)	5,205	5,102,013
4.73%, 02/28/30	4,175	4,163,921
4.78%, 10/23/36, (1-day SOFR + 1.22%)(a)	4,865	4,615,043
4.82%, 01/26/34, (1-day SOFR + 1.57%)(a)	3,295	3,220,529
4.83%, 04/24/30	5,065	5,071,736
5.09%, 04/24/37, (1-day SOFR + 1.20%)(a)	3,090	2,989,921
5.15%, 02/28/36, (1-day SOFR + 1.22%)(a)	3,235	3,171,114
5.16%, 05/18/34, (1-day SOFR + 1.89%)(a)(b)	4,285	4,260,554
5.68%, 11/21/29, (1-day SOFR + 1.48%)(a)	4,680	4,773,624
5.82%, 11/04/28, (1-day SOFR + 1.72%)(a)(b)	2,995	3,037,078
6.12%, 11/21/34, (1-day SOFR + 1.96%)(a)	2,130	2,210,092
Sumitomo Mitsui Financial Group, Inc.
1.71%, 01/12/31	2,935	2,544,374
1.90%, 09/17/28	9,010	8,506,564
2.13%, 07/08/30	7,285	6,533,825
2.14%, 09/23/30	3,171	2,824,526
2.22%, 09/17/31	4,715	4,092,263
2.30%, 01/12/41	2,660	1,770,106
2.47%, 01/14/29	2,225	2,108,633
2.72%, 09/27/29	2,491	2,332,885
2.75%, 01/15/30	5,985	5,561,292
2.93%, 09/17/41	4,000	2,801,757
3.04%, 07/16/29	11,745	11,162,217
3.05%, 01/14/42	2,715	1,973,051
3.35%, 10/18/27	3,819	3,768,161
3.54%, 01/17/28	4,261	4,198,963
3.94%, 07/19/28	3,319	3,276,282
4.11%, 01/15/29	3,160	3,108,105
4.31%, 10/16/28(b)	3,122	3,093,422
4.49%, 01/15/32, (1-day SOFR + 1.02%)(a)	4,910	4,764,629
4.66%, 07/08/31, (1-day SOFR + 1.19%)(a)	3,795	3,729,172
4.93%, 07/07/32, (1-day SOFR + 1.05%)(a)	1,800	1,773,583
4.95%, 07/08/33, (1-day SOFR + 1.38%)(a)	1,830	1,790,013
5.05%, 01/15/37, (1-day SOFR + 1.22%)(a)	5,570	5,326,082
5.14%, 07/07/34, (1-day SOFR + 1.22%)(a)	1,245	1,218,010
5.24%, 04/15/30	2,510	2,522,557
5.25%, 07/08/36, (1-day SOFR + 1.50%)(a)	3,330	3,248,188
5.30%, 07/07/37, (1-day SOFR + 1.29%)(a)	1,910	1,852,976
5.32%, 07/09/29	3,625	3,666,655
5.33%, 03/03/41, (5-year CMT + 1.30%)(a)	5,410	5,141,781
5.42%, 07/09/31	4,625	4,669,042
Security	Par (000)	Value
Banks (continued)
5.45%, 01/15/32	$3,280	$3,304,305
5.52%, 01/13/28	8,670	8,772,616
5.56%, 07/09/34	5,800	5,826,471
5.57%, 01/15/47, (1-day SOFR + 1.36%)(a)	9,880	9,299,946
5.63%, 01/15/35	4,580	4,611,560
5.71%, 01/13/30	6,420	6,547,023
5.72%, 09/14/28	5,050	5,137,377
5.75%, 07/07/47, (1-day SOFR + 1.53%)(a)	1,800	1,722,542
5.77%, 01/13/33	8,600	8,784,614
5.78%, 07/13/33	3,105	3,168,165
5.80%, 07/13/28	3,670	3,739,349
5.80%, 07/08/46, (1-day SOFR + 1.78%)(a)	4,590	4,377,998
5.81%, 09/14/33	4,185	4,282,670
5.84%, 07/09/44	3,395	3,286,226
5.85%, 07/13/30	3,230	3,314,281
6.18%, 07/13/43	2,270	2,318,928
Texas Capital Bancshares, Inc., 5.30%, 02/27/32, (1-day SOFR + 1.94%)(a)	110	107,558
Toronto-Dominion Bank (The)
2.00%, 09/10/31	4,978	4,344,987
2.45%, 01/12/32	3,285	2,873,305
3.20%, 03/10/32	7,700	6,982,311
3.91%, 01/13/28	3,480	3,445,791
4.11%, 10/13/28	5,230	5,164,513
4.36%, 04/23/29	3,940	3,893,401
4.41%, 01/13/31	2,120	2,074,529
4.46%, 06/08/32	8,930	8,633,853
4.57%, 06/02/28	4,740	4,729,564
4.69%, 09/15/27	7,455	7,473,527
4.78%, 12/17/29	4,980	4,973,760
4.81%, 06/03/30	7,980	7,938,886
4.86%, 01/31/28	5,735	5,751,016
4.87%, 04/22/33	4,010	3,907,905
4.93%, 10/15/35	6,395	6,128,420
4.99%, 04/05/29	5,765	5,793,378
5.15%, 09/10/34, (5-year CMT + 1.50%)(a)	3,220	3,206,165
5.16%, 01/10/28	6,520	6,563,182
5.30%, 01/30/32	3,895	3,921,916
5.52%, 07/17/28	5,390	5,472,286
Series F, 4.85%, 07/27/29	3,655	3,652,768
Truist Bank
2.25%, 03/11/30	6,345	5,758,843
4.14%, 10/23/29, (1-day SOFR + 0.91%)(a)	4,750	4,680,345
Series I, 4.14%, 01/27/29, (1-day SOFR + 0.66%)(a)	3,580	3,549,253
Truist Financial Corp.
1.89%, 06/07/29, (1-day SOFR + 0.86%)(a)	5,625	5,340,922
1.95%, 06/05/30	4,360	3,911,244
3.88%, 03/19/29	4,916	4,796,591
4.60%, 01/27/32, (1-day SOFR + 0.97%)(a)	3,210	3,125,598
4.87%, 01/26/29, (1-day SOFR + 1.44%)(a)	5,460	5,465,723
4.92%, 07/28/33, (1-day SOFR + 2.24%)(a)	4,640	4,474,387
4.96%, 10/23/36, (1-day SOFR + 1.40%)(a)	5,570	5,278,995
5.07%, 05/20/31, (1-day SOFR + 1.31%)(a)	6,165	6,149,718
5.12%, 01/26/34, (1-day SOFR + 1.85%)(a)	8,020	7,868,204
5.15%, 08/05/32, (1-day SOFR + 1.57%)(a)	4,805	4,764,973
5.44%, 01/24/30, (1-day SOFR + 1.62%)(a)	5,785	5,845,502
5.71%, 01/24/35, (1-day SOFR + 1.92%)(a)	10,055	10,119,403
5.87%, 06/08/34, (1-day SOFR + 2.36%)(a)	8,605	8,757,164
6.12%, 10/28/33, (1-day SOFR + 2.30%)(a)	3,978	4,120,282
7.16%, 10/30/29, (1-day SOFR + 2.45%)(a)	6,495	6,787,120
Schedule of Investments
100

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Series I, 4.68%, 04/23/32, (1-day SOFR + 1.09%)(a)	$5,310	$5,177,711
Series I, 4.96%, 07/23/30, (1-day SOFR + 0.88%)(a)	2,690	2,681,186
Series I, 5.28%, 04/23/37, (1-day SOFR + 1.41%)(a)	5,370	5,186,478
U.S. Bancorp
1.38%, 07/22/30	8,963	7,839,964
2.49%, 11/03/36, (5-year CMT + 0.95%)(a)	6,285	5,413,820
2.68%, 01/27/33, (1-day SOFR + 1.02%)(a)	5,048	4,443,004
3.00%, 07/30/29	6,669	6,338,038
3.90%, 04/26/28	6,794	6,720,313
4.48%, 01/26/32, (1-day SOFR + 0.87%)(a)	4,800	4,673,524
4.65%, 02/01/29, (1-day SOFR + 1.23%)(a)	6,835	6,827,915
4.84%, 02/01/34, (1-day SOFR + 1.60%)(a)	7,765	7,528,397
4.86%, 07/27/30, (1-day SOFR + 0.78%)(a)	4,335	4,322,803
4.97%, 07/22/33, (1-day SOFR + 2.11%)(a)	6,615	6,443,533
5.03%, 01/26/37, (1-day SOFR + 1.10%)(a)	5,310	5,100,880
5.05%, 02/12/31, (1-day SOFR + 1.06%)(a)	5,000	4,995,445
5.08%, 05/15/31, (1-day SOFR + 1.30%)(a)	1,935	1,934,750
5.10%, 07/23/30, (1-day SOFR + 1.25%)(a)	7,825	7,865,639
5.38%, 01/23/30, (1-day SOFR + 1.56%)(a)(b)	4,470	4,520,712
5.42%, 02/12/36, (1-day SOFR + 1.41%)(a)	5,560	5,530,720
5.47%, 07/27/37, (1-day SOFR + 1.25%)(a)	4,335	4,288,127
5.68%, 01/23/35, (1-day SOFR + 1.86%)(a)	9,575	9,681,143
5.72%, 05/20/41, (5-year CMT + 1.25%)(a)	5,285	5,151,864
5.78%, 06/12/29, (1-day SOFR + 2.02%)(a)	6,945	7,064,371
5.84%, 06/12/34, (1-day SOFR + 2.26%)(a)	6,560	6,708,837
5.85%, 10/21/33, (1-day SOFR + 2.09%)(a)	7,605	7,797,682
U.S. Bank NA/Cincinnati OH, 4.54%, 05/20/29, (1-day SOFR + 0.67%)(a)	930	926,312
UBS AG/London
4.50%, 06/26/48	4,320	3,591,298
5.65%, 09/11/28	7,465	7,611,846
UBS AG/Stamford CT
4.30%, 03/16/29, (1-day SOFR + 0.81%)(a)	7,090	7,048,904
4.63%, 02/16/32, (1-day SOFR + 1.11%)(a)	7,225	7,081,300
4.68%, 11/29/30, (1-day SOFR + 0.74%)(a)	4,620	4,577,127
5.05%, 08/07/32, (1-day SOFR + 0.96%)(a)	1,545	1,533,179
7.50%, 02/15/28	1,040	1,083,420
UBS Group AG, 4.88%, 05/15/45	10,642	9,226,445
Valley National Bancorp, 6.22%, 06/01/36, (3-mo. CME Term SOFR + 2.43%)(a)	50	49,296
Wachovia Corp., 5.50%, 08/01/35	6,015	5,929,219
Webster Financial Corp., 4.10%, 03/25/29	1,185	1,156,384
Wells Fargo & Co.
2.57%, 02/11/31, (3-mo. CME Term SOFR + 1.26%)(a)	15,743	14,507,036
2.88%, 10/30/30, (3-mo. CME Term SOFR + 1.43%)(a)	16,652	15,624,457
3.07%, 04/30/41, (1-day SOFR + 2.53%)(a)	16,520	12,162,952
3.35%, 03/02/33, (1-day SOFR + 1.50%)(a)	18,520	16,804,815
3.90%, 05/01/45	12,750	9,716,069
4.08%, 09/15/29, (1-day SOFR + 0.88%)(a)	10,300	10,148,963
4.15%, 01/24/29	14,812	14,618,853
4.18%, 01/23/30, (1-day SOFR + 0.74%)(a)	9,150	9,001,912
4.40%, 06/14/46	9,850	7,720,373
4.48%, 04/04/31, (3-mo. CME Term SOFR + 4.03%)(a)	10,292	10,095,298
4.58%, 05/20/29, (1-day SOFR + 0.72%)(a)	9,760	9,727,715
Security	Par (000)	Value
Banks (continued)
4.61%, 04/25/53, (1-day SOFR + 2.13%)(a)	$16,665	$13,364,140
4.65%, 11/04/44	9,943	8,138,060
4.75%, 12/07/46	9,320	7,629,614
4.84%, 05/20/32, (1-day SOFR + 0.97%)(a)	11,210	11,034,628
4.89%, 09/15/36, (1-day SOFR + 1.34%)(a)	10,610	10,117,087
4.90%, 07/25/33, (1-day SOFR + 2.10%)(a)	15,975	15,630,556
4.90%, 11/17/45	9,443	7,939,801
4.96%, 01/23/37, (1-day SOFR + 1.10%)(a)	16,785	15,980,071
4.97%, 04/23/29, (1-day SOFR + 1.37%)(a)	14,235	14,283,288
5.01%, 04/04/51, (3-mo. CME Term SOFR + 4.50%)(a)	27,510	23,613,223
5.15%, 04/23/31, (1-day SOFR + 1.50%)(a)	18,230	18,265,820
5.20%, 01/23/30, (1-day SOFR + 1.50%)(a)	13,005	13,091,446
5.21%, 12/03/35, (1-day SOFR + 1.38%)(a)	15,040	14,725,826
5.24%, 01/24/31, (1-day SOFR + 1.11%)(a)	9,930	9,983,536
5.38%, 02/07/35	4,720	4,745,379
5.38%, 11/02/43	9,488	8,633,270
5.39%, 04/24/34, (1-day SOFR + 2.02%)(a)	15,370	15,352,275
5.43%, 01/23/47, (1-day SOFR + 1.23%)(a)	12,485	11,504,106
5.50%, 01/23/35, (1-day SOFR + 1.78%)(a)	15,955	15,976,273
5.56%, 07/25/34, (1-day SOFR + 1.99%)(a)	22,679	22,850,931
5.57%, 07/25/29, (1-day SOFR + 1.74%)(a)	15,860	16,077,755
5.61%, 04/23/36, (1-day SOFR + 1.74%)(a)	13,240	13,295,162
5.61%, 01/15/44	11,610	10,796,655
5.95%, 12/01/86	2,871	2,821,013
6.30%, 10/23/29, (1-day SOFR + 1.79%)(a)	9,760	10,042,922
6.49%, 10/23/34, (1-day SOFR + 2.06%)(a)	15,410	16,344,730
Series B, 7.95%, 11/15/29	2,919	3,164,025
Wells Fargo Bank N.A.
5.85%, 02/01/37	5,219	5,260,161
5.95%, 08/26/36	3,182	3,239,314
6.60%, 01/15/38	6,920	7,381,517
Western Alliance Bank, 6.54%, 11/15/35, (5-year CMT + 2.85%)(a)	30	29,589
Westpac Banking Corp.
1.95%, 11/20/28	6,245	5,902,460
2.15%, 06/03/31	5,510	4,883,773
2.65%, 01/16/30	3,564	3,334,659
2.67%, 11/15/35, (5-year CMT + 1.75%)(a)	6,874	6,148,022
2.96%, 11/16/40	5,958	4,268,721
3.02%, 11/18/36, (5-year CMT + 1.53%)(a)	6,320	5,582,587
3.13%, 11/18/41	5,564	3,970,406
3.40%, 01/25/28	4,895	4,824,916
4.11%, 07/24/34, (5-year CMT + 2.00%)(a)	5,868	5,689,944
4.35%, 07/01/30(b)	3,385	3,340,543
4.42%, 07/24/39	4,781	4,169,890
5.05%, 04/16/29	3,870	3,909,193
5.41%, 08/10/33, (1-year CMT + 2.68%)(a)	3,300	3,282,904
5.46%, 11/18/27	6,077	6,148,266
5.54%, 11/17/28	5,135	5,238,608
5.62%, 11/20/35, (1-year CMT + 1.20%)(a)	6,290	6,215,558
6.82%, 11/17/33	3,090	3,302,047
Westpac Banking Corp./New York
4.15%, 05/11/28	3,530	3,512,598
4.45%, 06/12/31	4,550	4,466,664
Wintrust Financial Corp., 4.85%, 06/06/29	1,032	1,024,085
Zions Bancorp N.A.
3.25%, 10/29/29	2,191	2,054,190
4.48%, 02/09/29, (1-day SOFR + 1.06%)(a)	1,250	1,237,457
5.24%, 10/01/29, (1-day SOFR + 1.08%)(a)	1,765	1,762,824
101
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
6.82%, 11/19/35, (1-day SOFR + 2.83%)(a)	$1,260	$1,295,860
		7,344,016,432
Beverages — 0.4%
Anheuser-Busch Cos LLC/Anheuser-Busch InBev Worldwide, Inc.
4.70%, 02/01/36	23,603	22,354,777
4.90%, 02/01/46	40,161	35,126,165
Anheuser-Busch InBev Finance, Inc.
4.00%, 01/17/43	520	418,098
4.63%, 02/01/44	3,323	2,861,559
4.70%, 02/01/36	2,991	2,834,715
4.90%, 02/01/46	6,634	5,792,193
Anheuser-Busch InBev Worldwide, Inc.
3.50%, 06/01/30	8,961	8,561,625
4.38%, 04/15/38	2,698	2,446,202
4.44%, 10/06/48	8,480	6,866,218
4.50%, 06/01/50	1,260	1,082,237
4.60%, 04/15/48	1,630	1,376,707
4.75%, 01/23/29	12,944	12,957,632
4.75%, 04/15/58	2,470	2,036,444
4.90%, 01/23/31	4,364	4,366,581
4.95%, 01/15/42	7,965	7,278,112
5.00%, 06/15/34	4,510	4,458,917
5.45%, 01/23/39	9,785	9,648,825
5.55%, 01/23/49	18,730	17,670,305
5.80%, 01/23/59	7,021	6,813,460
5.88%, 06/15/35	1,325	1,384,234
8.00%, 11/15/39	2,270	2,745,093
8.20%, 01/15/39	5,876	7,181,670
Brown-Forman Corp.
4.00%, 04/15/38	1,894	1,662,653
4.50%, 07/15/45	2,845	2,352,920
4.75%, 04/15/33	3,030	2,937,929
Coca-Cola Co. (The)
1.00%, 03/15/28	6,844	6,499,426
1.38%, 03/15/31	5,205	4,504,770
1.50%, 03/05/28	4,337	4,156,354
1.65%, 06/01/30	7,329	6,571,896
2.00%, 03/05/31	4,606	4,100,350
2.13%, 09/06/29	5,143	4,795,130
2.25%, 01/05/32	9,525	8,419,325
2.50%, 06/01/40	5,768	4,106,966
2.50%, 03/15/51	7,835	4,441,253
2.60%, 06/01/50	7,604	4,460,506
2.75%, 06/01/60	2,156	1,179,229
2.88%, 05/05/41	4,710	3,459,562
3.00%, 03/05/51	6,995	4,415,658
3.45%, 03/25/30	6,363	6,125,757
4.20%, 03/25/50	3,431	2,708,921
4.65%, 08/14/34(b)	3,355	3,299,103
5.00%, 05/13/34	4,510	4,536,396
5.20%, 01/14/55	5,455	4,966,704
5.30%, 05/13/54	5,385	4,982,081
5.40%, 05/13/64	6,935	6,364,608
Coca-Cola Consolidated, Inc.
5.25%, 06/01/29	4,160	4,207,173
5.45%, 06/01/34	2,440	2,462,385
Coca-Cola Femsa SAB de CV
1.85%, 09/01/32	3,733	3,069,333
2.75%, 01/22/30	6,148	5,708,960
5.10%, 05/06/35	1,500	1,464,579
Security	Par (000)	Value
Beverages (continued)
5.25%, 11/26/43	$2,722	$2,537,593
Constellation Brands, Inc.
2.25%, 08/01/31(b)	2,110	1,843,444
2.88%, 05/01/30	3,565	3,307,919
3.15%, 08/01/29	4,882	4,650,775
3.60%, 02/15/28	3,425	3,371,497
3.75%, 05/01/50	2,950	2,081,857
4.10%, 02/15/48	2,751	2,076,183
4.50%, 05/09/47	2,475	1,987,945
4.65%, 11/15/28	3,037	3,025,903
4.75%, 05/09/32	2,015	1,964,279
4.80%, 01/15/29	2,070	2,067,870
4.80%, 05/01/30	1,665	1,651,556
4.85%, 05/06/31	1,415	1,397,426
4.90%, 05/01/33	3,725	3,618,840
4.95%, 11/01/35(b)	2,060	1,962,541
5.25%, 11/15/48	2,345	2,083,382
Diageo Capital PLC
2.00%, 04/29/30	6,736	6,077,199
2.13%, 04/29/32	3,548	3,025,645
2.38%, 10/24/29	5,155	4,790,717
3.88%, 05/18/28	4,139	4,089,223
3.88%, 04/29/43	2,632	2,046,387
5.30%, 10/24/27	5,195	5,240,653
5.50%, 01/24/33	3,817	3,867,049
5.63%, 10/05/33	3,840	3,920,401
5.88%, 09/30/36	3,820	3,939,519
Diageo Investment Corp.
4.25%, 05/11/42(b)	2,152	1,794,767
5.13%, 08/15/30	2,290	2,299,115
5.63%, 04/15/35	1,070	1,085,859
7.45%, 04/15/35	3,660	4,220,953
Fomento Economico Mexicano SAB de CV
3.50%, 01/16/50	1,695	1,187,013
4.38%, 05/10/43	1,070	908,161
Keurig Dr Pepper, Inc.
2.25%, 03/15/31	2,778	2,450,263
3.20%, 05/01/30	3,864	3,609,225
3.35%, 03/15/51	1,760	1,109,986
3.80%, 05/01/50	3,635	2,504,438
3.95%, 04/15/29	6,055	5,909,268
4.05%, 04/15/32	4,005	3,757,580
4.35%, 05/15/28	4,595	4,558,627
4.42%, 12/15/46	2,157	1,702,534
4.50%, 11/15/45	2,770	2,214,854
4.50%, 04/15/52	5,510	4,262,253
4.60%, 05/25/28	3,800	3,787,327
4.60%, 05/15/30	2,585	2,536,357
5.05%, 03/15/29	3,530	3,535,537
5.09%, 05/25/48	2,120	1,797,562
5.15%, 05/15/35(b)	3,265	3,164,219
5.30%, 03/15/34(b)	2,970	2,928,387
Series 10, 5.20%, 03/15/31(b)	2,945	2,938,608
Maple Parent Holdings Corp.
4.75%, 03/26/29(c)	1,110	1,101,392
5.05%, 03/26/31(c)	2,070	2,039,420
5.70%, 03/26/36(b)(c)	1,730	1,701,732
6.63%, 03/26/56(b)(c)	2,660	2,667,156
Molson Coors Beverage Co.
4.20%, 07/15/46	8,522	6,525,404
4.90%, 07/08/31	2,210	2,180,717
Schedule of Investments
102

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Beverages (continued)
5.00%, 05/01/42	$5,312	$4,681,044
5.50%, 07/08/36	3,860	3,778,823
Pepsico Singapore Financing I Pte. Ltd.
4.55%, 02/16/29	1,990	1,987,899
4.70%, 02/16/34	3,080	2,991,514
PepsiCo, Inc.
1.40%, 02/25/31	4,450	3,841,437
1.63%, 05/01/30	6,333	5,673,981
1.95%, 10/21/31	6,525	5,671,074
2.63%, 07/29/29	5,488	5,200,963
2.63%, 10/21/41	3,170	2,192,886
2.75%, 03/19/30(b)	7,698	7,200,722
2.75%, 10/21/51	4,640	2,749,076
2.88%, 10/15/49	4,597	2,855,109
3.00%, 10/15/27	7,681	7,572,775
3.38%, 07/29/49	2,320	1,586,654
3.45%, 10/06/46	4,269	3,056,068
3.50%, 03/19/40	2,305	1,858,739
3.60%, 02/18/28	5,325	5,262,224
3.60%, 08/13/42	1,675	1,301,208
3.63%, 03/19/50	4,099	2,914,560
3.88%, 03/19/60	1,645	1,170,245
3.90%, 07/18/32(b)	6,150	5,865,722
4.00%, 03/05/42	2,290	1,877,770
4.00%, 05/02/47	2,525	1,957,946
4.10%, 01/15/29	3,360	3,328,293
4.20%, 07/18/52	2,380	1,847,427
4.25%, 10/22/44	1,510	1,255,820
4.30%, 07/23/30	2,020	1,997,929
4.45%, 02/07/28	2,100	2,099,883
4.45%, 05/15/28	3,800	3,799,149
4.45%, 02/15/33	4,060	3,964,306
4.45%, 04/14/46	4,485	3,759,340
4.50%, 07/17/29	4,545	4,533,904
4.60%, 02/07/30	2,700	2,692,692
4.65%, 07/23/32	3,370	3,335,103
4.65%, 02/15/53	2,275	1,910,060
4.80%, 07/17/34	4,070	4,004,418
4.88%, 11/01/40	2,310	2,157,268
5.00%, 02/07/35	5,580	5,504,793
5.00%, 07/23/35(b)	5,200	5,124,875
5.25%, 07/17/54	2,625	2,424,201
5.50%, 01/15/40	2,420	2,416,859
7.00%, 03/01/29	2,905	3,074,697
		583,805,669
Biotechnology — 0.3%
Amgen, Inc.
1.65%, 08/15/28	6,398	6,036,765
2.00%, 01/15/32	5,100	4,360,156
2.30%, 02/25/31	6,366	5,683,522
2.45%, 02/21/30	5,552	5,113,700
2.77%, 09/01/53	4,085	2,296,716
2.80%, 08/15/41	3,545	2,481,207
3.00%, 02/22/29	3,105	2,977,683
3.00%, 01/15/52(b)	1,197	736,424
3.15%, 02/21/40	5,702	4,306,756
3.20%, 11/02/27	5,497	5,412,089
3.35%, 02/22/32	4,316	3,953,770
3.38%, 02/21/50	7,560	5,108,011
4.05%, 08/18/29	6,330	6,205,461
4.20%, 02/19/31	3,285	3,182,635
Security	Par (000)	Value
Biotechnology (continued)
4.20%, 03/01/33	$4,080	$3,854,145
4.20%, 02/22/52	3,609	2,704,830
4.40%, 05/01/45	10,689	8,728,481
4.40%, 02/22/62	5,091	3,778,429
4.56%, 06/15/48	6,519	5,305,150
4.66%, 06/15/51	14,620	11,844,387
4.85%, 02/19/36	5,930	5,662,619
4.88%, 03/01/53	4,885	4,065,231
4.95%, 10/01/41	2,712	2,455,369
5.15%, 03/02/28	17,520	17,633,083
5.15%, 11/15/41	3,445	3,171,017
5.25%, 03/02/30	13,780	13,905,998
5.25%, 03/02/33	18,160	18,177,047
5.50%, 02/19/46	3,795	3,558,923
5.60%, 03/02/43	12,690	12,208,454
5.65%, 06/15/42	2,290	2,236,081
5.65%, 03/02/53	18,345	17,095,105
5.65%, 02/19/56	1,515	1,411,889
5.75%, 03/15/40	1,250	1,241,325
5.75%, 03/02/63	12,145	11,240,438
6.38%, 06/01/37	2,990	3,178,576
6.40%, 02/01/39	3,045	3,204,097
Baxalta, Inc., 5.25%, 06/23/45	2,618	2,382,404
Biogen, Inc.
2.25%, 05/01/30	8,290	7,519,429
3.15%, 05/01/50	6,881	4,287,550
3.25%, 02/15/51	2,451	1,536,891
5.05%, 01/15/31	1,635	1,638,036
5.20%, 09/15/45	4,827	4,320,482
5.75%, 05/15/35	2,320	2,358,838
6.45%, 05/15/55	3,540	3,636,316
Bio-Rad Laboratories, Inc., 3.70%, 03/15/32	4,075	3,760,837
Gilead Sciences, Inc.
1.20%, 10/01/27	4,977	4,808,613
1.65%, 10/01/30	6,958	6,131,536
2.60%, 10/01/40	5,066	3,567,330
2.80%, 10/01/50	3,505	2,107,798
4.00%, 09/01/36	4,393	3,934,389
4.15%, 03/01/47	8,130	6,395,716
4.25%, 05/20/28	3,155	3,140,640
4.40%, 05/20/29	5,070	5,023,600
4.50%, 02/01/45	7,410	6,226,523
4.60%, 05/20/31	3,450	3,394,771
4.60%, 09/01/35	4,933	4,689,692
4.75%, 03/01/46	10,608	9,148,675
4.80%, 11/15/29	3,490	3,496,360
4.80%, 04/01/44	6,811	5,992,448
4.90%, 05/20/34	3,290	3,220,009
5.10%, 06/15/35(b)	4,870	4,807,126
5.25%, 10/15/33(b)	3,085	3,109,718
5.50%, 11/15/54(b)	4,580	4,279,135
5.55%, 10/15/53	4,900	4,614,203
5.60%, 11/15/64	3,295	3,062,019
5.65%, 12/01/41	6,182	6,094,361
Illumina, Inc.
2.55%, 03/23/31	1,555	1,389,235
4.75%, 12/12/30	2,160	2,125,686
4.95%, 09/19/29	1,470	1,464,017
5.75%, 12/13/27	3,555	3,598,080
103
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Biotechnology (continued)
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/30	$7,182	$6,317,713
2.80%, 09/15/50	3,640	2,116,177
Royalty Pharma PLC
1.75%, 09/02/27	4,996	4,864,717
2.15%, 09/02/31	3,039	2,641,440
2.20%, 09/02/30	4,529	4,062,178
3.30%, 09/02/40	5,682	4,275,259
3.35%, 09/02/51	2,370	1,514,802
3.55%, 09/02/50	4,982	3,334,885
4.45%, 03/25/31	1,970	1,916,702
5.15%, 09/02/29	3,900	3,921,166
5.20%, 09/25/35	2,430	2,359,018
5.40%, 09/02/34	2,845	2,817,828
5.90%, 09/02/54	2,165	2,059,443
5.95%, 09/25/55	2,545	2,449,056
Vylor, Inc.
5.13%, 08/15/31(c)	1,110	1,107,460
5.63%, 08/15/36(c)	1,110	1,108,817
		398,644,693
Building Materials — 0.2%
Amrize Finance U.S. LLC
4.70%, 04/07/28	2,260	2,258,947
4.75%, 09/22/46	420	354,022
4.95%, 04/07/30	2,000	1,995,089
5.40%, 04/07/35	2,650	2,622,008
7.13%, 07/15/36	740	814,372
Carlisle Companies, Inc.
2.20%, 03/01/32	2,630	2,248,307
2.75%, 03/01/30	4,259	3,950,355
3.75%, 12/01/27	3,205	3,170,133
5.25%, 09/15/35	1,120	1,094,893
5.55%, 09/15/40	1,415	1,358,632
Carrier Global Corp.
2.70%, 02/15/31	4,380	3,975,961
2.72%, 02/15/30	9,518	8,848,786
3.38%, 04/05/40	7,265	5,638,173
3.58%, 04/05/50	6,898	4,774,700
5.90%, 03/15/34	3,122	3,219,318
6.20%, 03/15/54	2,699	2,752,557
Cemex SAB de CV, 5.75%, 06/05/36	6,000	5,854,440
CRH America Finance, Inc.
4.40%, 02/09/31	3,955	3,846,718
5.00%, 02/09/36	4,365	4,176,604
5.40%, 05/21/34	2,090	2,084,699
5.50%, 01/09/35	4,340	4,334,915
5.60%, 02/09/56	3,235	3,007,628
5.88%, 01/09/55	1,570	1,522,038
CRH SMW Finance DAC
5.13%, 01/09/30	3,420	3,434,398
5.20%, 05/21/29	2,760	2,783,067
Eagle Materials, Inc.
2.50%, 07/01/31	3,130	2,768,613
5.00%, 03/15/36	2,165	2,044,288
Fortune Brands Innovations, Inc.
3.25%, 09/15/29	3,977	3,781,151
4.00%, 03/25/32	2,165	2,024,280
4.50%, 03/25/52	2,867	2,265,391
5.88%, 06/01/33(b)	2,539	2,596,332
Johnson Controls International PLC
4.50%, 02/15/47	2,687	2,204,632
Security	Par (000)	Value
Building Materials (continued)
4.63%, 07/02/44	$2,270	$1,927,210
4.95%, 07/02/64(e)	1,897	1,564,617
6.00%, 01/15/36	1,369	1,421,342
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
1.75%, 09/15/30	3,485	3,075,437
2.00%, 09/16/31	2,495	2,160,518
4.90%, 12/01/32	3,020	2,975,103
5.50%, 04/19/29	3,415	3,468,602
Lennox International, Inc., 5.50%, 09/15/28	2,720	2,753,719
Marriott International, Inc.
4.85%, 08/15/29	4,565	4,566,797
5.20%, 01/30/32	4,890	4,891,523
5.40%, 01/30/34	4,565	4,567,064
5.63%, 08/15/36	4,755	4,754,317
6.38%, 08/15/56	1,065	1,086,004
Martin Marietta Materials, Inc.
2.40%, 07/15/31	3,370	2,971,300
3.20%, 07/15/51	5,245	3,290,833
3.50%, 12/15/27	3,829	3,774,508
4.25%, 12/15/47	4,030	3,114,087
5.15%, 12/01/34	2,000	1,957,783
5.50%, 12/01/54	2,290	2,088,043
Series CB, 2.50%, 03/15/30	3,481	3,199,106
Masco Corp.
1.50%, 02/15/28	3,352	3,203,535
2.00%, 10/01/30	1,719	1,520,864
2.00%, 02/15/31	3,040	2,646,600
3.13%, 02/15/51	1,071	664,435
3.50%, 11/15/27	2,288	2,255,595
4.50%, 05/15/47	2,265	1,831,759
Mohawk Industries, Inc.
3.63%, 05/15/30	1,700	1,618,261
5.85%, 09/18/28	1,825	1,860,691
Owens Corning
3.50%, 02/15/30	1,040	989,703
3.88%, 06/01/30	2,215	2,127,107
3.95%, 08/15/29	3,138	3,059,223
4.30%, 07/15/47	4,121	3,226,559
4.40%, 01/30/48	3,344	2,653,306
5.70%, 06/15/34	3,510	3,555,916
5.95%, 06/15/54	1,385	1,341,941
7.00%, 12/01/36	1,605	1,754,907
Trane Technologies Financing Ltd.
3.80%, 03/21/29	4,210	4,113,372
4.50%, 03/21/49	1,925	1,579,529
4.65%, 11/01/44	1,513	1,300,789
5.10%, 06/13/34	2,170	2,151,241
5.25%, 03/03/33	2,165	2,178,363
Trane Technologies Holdco, Inc.
3.75%, 08/21/28	2,968	2,922,031
4.30%, 02/21/48	1,653	1,317,229
5.75%, 06/15/43	2,372	2,368,663
Vulcan Materials Co.
3.50%, 06/01/30	4,550	4,315,489
4.50%, 06/15/47	3,529	2,875,140
4.70%, 03/01/48	2,338	1,946,672
4.95%, 12/01/29	2,175	2,179,780
5.35%, 12/01/34	3,305	3,285,814
5.70%, 12/01/54	3,595	3,405,495
		227,663,369
Schedule of Investments
104

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Chemicals — 0.3%
Air Products and Chemicals, Inc.
2.05%, 05/15/30	$4,327	$3,915,343
2.70%, 05/15/40	4,431	3,172,797
2.80%, 05/15/50	5,367	3,229,040
4.30%, 06/11/28(b)	2,865	2,853,651
4.60%, 02/08/29	4,785	4,776,073
4.75%, 02/08/31	3,585	3,562,980
4.80%, 03/03/33	3,735	3,690,529
4.85%, 02/08/34	4,920	4,806,483
4.90%, 10/11/32	1,670	1,657,226
Albemarle Corp., 5.05%, 06/01/32(b)	893	876,848
Cabot Corp.
4.00%, 07/01/29	1,990	1,938,439
4.95%, 08/15/29	795	792,247
5.00%, 06/30/32	2,265	2,237,611
CF Industries, Inc.
4.95%, 06/01/43	3,935	3,467,021
5.15%, 03/15/34	4,106	4,018,448
5.30%, 11/26/35	3,380	3,289,068
5.38%, 03/15/44	3,402	3,131,511
Dow Chemical Co. (The)
2.10%, 11/15/30	3,101	2,734,942
3.60%, 11/15/50	3,861	2,504,773
4.25%, 10/01/34	2,344	2,116,863
4.38%, 11/15/42	6,126	4,867,982
4.63%, 10/01/44	3,120	2,489,721
4.80%, 11/30/28	4,007	4,005,514
4.80%, 01/15/31	4,215	4,134,799
4.80%, 05/15/49	3,845	3,019,257
5.15%, 02/15/34(b)	1,795	1,745,306
5.25%, 11/15/41(b)	4,151	3,694,470
5.35%, 03/15/35(b)	2,100	2,048,482
5.55%, 11/30/48	4,368	3,815,312
5.60%, 02/15/54	2,470	2,156,265
5.65%, 03/15/36(b)	3,200	3,143,702
5.95%, 03/15/55(b)	2,535	2,327,616
6.30%, 03/15/33	1,925	2,009,226
6.90%, 05/15/53(b)	3,430	3,578,599
7.38%, 11/01/29	4,261	4,590,844
9.40%, 05/15/39(b)	2,667	3,455,456
Eastman Chemical Co.
4.50%, 12/01/28	2,306	2,287,159
4.50%, 02/20/31	2,195	2,126,407
4.65%, 10/15/44	3,978	3,295,059
4.80%, 09/01/42	2,597	2,237,907
5.00%, 08/01/29	3,795	3,797,024
5.63%, 02/20/34(b)	2,630	2,631,160
5.75%, 03/08/33	2,465	2,509,735
Ecolab, Inc.
1.30%, 01/30/31	3,060	2,619,973
2.13%, 02/01/32	3,480	3,006,482
2.13%, 08/15/50	2,708	1,395,443
2.70%, 12/15/51	5,445	3,160,075
2.75%, 08/18/55	3,334	1,883,801
3.25%, 12/01/27	3,180	3,131,520
3.95%, 12/01/47	1,670	1,280,723
4.30%, 06/15/28	2,435	2,425,280
4.60%, 06/15/29	5,930	5,909,486
4.80%, 03/24/30	3,578	3,570,766
4.80%, 06/15/31	4,570	4,533,871
5.00%, 09/01/35	2,825	2,755,267
Security	Par (000)	Value
Chemicals (continued)
5.15%, 06/15/33	$5,220	$5,194,630
5.25%, 01/15/28	3,445	3,476,315
5.35%, 06/15/36	5,450	5,407,719
5.50%, 12/08/41	1,085	1,063,973
EIDP, Inc.
2.30%, 07/15/30	3,867	3,484,982
4.80%, 05/15/33	1,990	1,899,510
5.13%, 05/15/32	2,680	2,641,336
International Flavors & Fragrances, Inc.
4.38%, 06/01/47	2,369	1,876,821
4.45%, 09/26/28	2,325	2,308,397
5.00%, 09/26/48	3,027	2,588,476
Linde, Inc./CT
1.10%, 08/10/30	4,217	3,667,983
2.00%, 08/10/50	1,865	950,595
3.55%, 11/07/42	2,832	2,174,857
Lubrizol Corp. (The), 6.50%, 10/01/34	1,507	1,632,565
LYB International Finance BV
4.88%, 03/15/44	4,455	3,664,048
5.25%, 07/15/43	3,444	2,985,194
LYB International Finance III LLC
2.25%, 10/01/30	3,892	3,470,305
3.38%, 10/01/40	4,455	3,226,858
3.63%, 04/01/51	4,831	3,119,045
3.80%, 10/01/60	2,100	1,291,786
4.20%, 10/15/49	4,733	3,370,066
4.20%, 05/01/50	4,487	3,190,670
5.13%, 01/15/31	835	828,280
5.50%, 03/01/34	4,315	4,248,389
5.63%, 05/15/33	2,645	2,642,491
5.88%, 01/15/36(b)	1,990	1,975,798
6.15%, 05/15/35(b)	1,895	1,926,393
LyondellBasell Industries NV, 4.63%, 02/26/55(b)	4,457	3,317,276
Mosaic Co. (The)
4.35%, 01/15/29	685	673,877
4.60%, 11/15/30	1,370	1,334,772
4.88%, 11/15/41	2,060	1,804,398
5.35%, 08/17/31	3,305	3,287,589
5.45%, 11/15/33(b)	1,817	1,800,043
5.63%, 11/15/43	1,853	1,709,652
5.65%, 01/15/34	3,235	3,202,646
5.90%, 08/17/36	3,235	3,185,499
NewMarket Corp., 2.70%, 03/18/31	2,231	2,000,820
Nutrien Ltd.
2.95%, 05/13/30	2,499	2,328,693
3.95%, 05/13/50	2,670	1,939,066
4.13%, 03/15/35	2,730	2,455,605
4.20%, 04/01/29	4,685	4,611,163
4.85%, 05/29/31	2,580	2,552,716
4.90%, 03/27/28	3,577	3,585,134
4.90%, 06/01/43	3,079	2,686,512
5.00%, 04/01/49	3,054	2,609,692
5.25%, 03/12/32	2,625	2,627,057
5.25%, 01/15/45	2,677	2,423,546
5.35%, 05/29/36	2,150	2,101,026
5.40%, 06/21/34	2,150	2,143,555
5.63%, 12/01/40	1,951	1,886,276
5.80%, 03/27/53	2,470	2,348,495
5.88%, 12/01/36	3,479	3,510,046
6.13%, 01/15/41	995	1,011,951
105
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Chemicals (continued)
PPG Industries, Inc.
2.55%, 06/15/30	$2,617	$2,402,178
2.80%, 08/15/29	2,405	2,269,715
3.75%, 03/15/28	4,811	4,745,521
4.38%, 03/15/31	2,290	2,227,621
Rohm and Haas Co., 7.85%, 07/15/29	170	183,823
RPM International, Inc.
2.95%, 01/15/32	1,940	1,731,155
4.25%, 01/15/48	1,426	1,104,506
4.55%, 03/01/29	2,849	2,824,134
5.25%, 06/01/45	2,025	1,810,056
Sherwin-Williams Co. (The)
2.20%, 03/15/32	3,047	2,630,576
2.30%, 05/15/30	3,013	2,739,876
2.90%, 03/15/52	1,490	881,741
2.95%, 08/15/29	3,577	3,388,419
3.30%, 05/15/50	2,385	1,547,076
3.80%, 08/15/49	2,100	1,516,870
4.00%, 12/15/42	1,560	1,229,972
4.30%, 08/15/28	3,010	2,984,367
4.50%, 08/15/30	2,280	2,240,468
4.50%, 06/01/47	5,678	4,609,873
4.55%, 03/01/28	1,230	1,227,733
4.55%, 08/01/45	1,922	1,588,234
4.80%, 09/01/31	1,650	1,628,817
5.15%, 08/15/35	2,340	2,291,364
Westlake Corp.
2.88%, 08/15/41	1,693	1,144,124
3.13%, 08/15/51	3,370	1,993,052
3.38%, 06/15/30	2,245	2,115,222
3.38%, 08/15/61	2,504	1,420,492
4.38%, 11/15/47	2,575	1,940,361
5.00%, 08/15/46	3,400	2,874,059
5.55%, 11/15/35	1,865	1,818,138
6.38%, 11/15/55	2,130	2,049,963
		367,015,675
Commercial Services — 0.3%
American University (The), Series 2019, 3.67%, 04/01/49	2,830	2,039,404
Automatic Data Processing, Inc.
1.25%, 09/01/30	8,717	7,614,274
1.70%, 05/15/28	5,875	5,613,094
4.45%, 09/09/34(b)	4,645	4,440,754
4.75%, 05/08/32	5,195	5,127,136
5.00%, 05/07/36	3,400	3,296,696
Block Financial LLC
2.50%, 07/15/28	3,138	3,000,980
3.88%, 08/15/30	3,468	3,276,290
5.38%, 09/15/32	1,300	1,274,418
Brown University, Series A, 2.92%, 09/01/50	2,315	1,468,359
California Endowment (The), Series 2021, 2.50%, 04/01/51	3,548	2,033,470
California Institute of Technology
3.65%, 09/01/2119	1,094	665,663
4.32%, 08/01/45(b)	1,602	1,340,029
4.70%, 11/01/2111	1,769	1,365,427
Case Western Reserve University, 5.41%, 06/01/2122	1,453	1,276,777
Cintas Corp. No. 2
4.00%, 05/01/32	2,515	2,390,690
4.20%, 05/01/28	1,675	1,665,158
Security	Par (000)	Value
Commercial Services (continued)
Claremont Mckenna College, 3.78%, 01/01/2122	$830	$511,793
Cornell University
4.84%, 06/15/34	2,070	2,037,244
Series 2025, 4.17%, 06/15/30	1,960	1,922,076
Series 2025, 4.73%, 06/15/35	2,050	1,985,301
Duke University
Series 2020, 2.68%, 10/01/44	2,011	1,449,613
Series 2020, 2.76%, 10/01/50	1,868	1,148,810
Series 2020, 2.83%, 10/01/55	1,840	1,096,615
Emory University
Series 2020, 2.14%, 09/01/30	358	323,777
Series 2020, 2.97%, 09/01/50	2,413	1,510,423
Equifax, Inc.
2.35%, 09/15/31	5,845	5,097,668
3.10%, 05/15/30	3,431	3,197,415
4.80%, 09/15/29	3,690	3,670,810
5.00%, 08/15/29	395	395,106
5.10%, 12/15/27	4,510	4,534,853
5.10%, 06/01/28	3,765	3,780,751
5.65%, 08/15/33	570	570,946
Ford Foundation (The)
Series 2020, 2.42%, 06/01/50	3,100	1,777,644
Series 2020, 2.82%, 06/01/70(b)	1,002	535,745
George Washington University (The)
4.87%, 09/15/45	1,735	1,527,479
Series 2014, 4.30%, 09/15/44	1,650	1,348,956
Series 2018, 4.13%, 09/15/48	3,356	2,610,806
Georgetown University (The)
5.12%, 04/01/53(b)	280	247,579
Series 20A, 2.94%, 04/01/50(b)	1,924	1,203,497
Series A, 5.22%, 10/01/2118	1,286	1,082,035
Series B, 4.32%, 04/01/49	2,713	2,155,356
Global Payments, Inc.
2.90%, 05/15/30	4,869	4,450,903
2.90%, 11/15/31	4,959	4,336,996
3.20%, 08/15/29	6,702	6,331,768
4.15%, 08/15/49	3,999	2,824,397
4.45%, 06/01/28	3,030	3,001,508
4.50%, 11/15/28	5,390	5,315,995
4.55%, 03/15/28	1,775	1,761,953
4.88%, 11/15/30	4,570	4,447,426
5.20%, 11/15/32	3,205	3,095,216
5.30%, 08/15/29	3,140	3,139,425
5.40%, 08/15/32	3,650	3,587,621
5.40%, 03/15/33	2,095	2,036,433
5.55%, 11/15/35	6,320	6,031,988
5.95%, 08/15/52(b)	3,785	3,456,081
Howard University, 5.21%, 10/01/52	978	795,195
J Paul Getty Trust (The), 4.91%, 04/01/35	2,100	2,066,436
Johns Hopkins University
4.71%, 07/01/32	1,450	1,430,665
Series 2013, 4.08%, 07/01/53	2,258	1,730,024
Series A, 2.81%, 01/01/60(b)	1,785	983,524
Leland Stanford Junior University (The)
2.41%, 06/01/50	1,565	884,634
3.65%, 05/01/48	3,541	2,634,202
4.68%, 03/01/35	2,100	2,034,482
Series 2025, 4.15%, 08/01/30	2,100	2,063,422
Massachusetts Institute of Technology
3.07%, 04/01/52(b)	2,608	1,677,115
Schedule of Investments
106

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services (continued)
3.89%, 07/01/2116	$708	$461,015
3.96%, 07/01/38	819	732,816
4.68%, 07/01/2114	2,478	1,940,238
5.60%, 07/01/2111	3,170	2,966,607
5.62%, 06/01/55	2,780	2,732,693
Series F, 2.99%, 07/01/50	2,636	1,695,682
Series G, 2.29%, 07/01/51(b)	2,284	1,242,274
Mobility Global, Inc.
5.05%, 06/15/29(c)	3,015	2,998,634
5.45%, 06/15/31(c)	3,345	3,332,282
6.05%, 06/15/36(c)	3,065	3,006,155
Moody's Corp.
2.00%, 08/19/31(b)	3,532	3,080,729
2.75%, 08/19/41	3,350	2,299,521
3.10%, 11/29/61	1,215	690,300
3.25%, 01/15/28	3,614	3,552,185
3.25%, 05/20/50	2,073	1,321,992
3.75%, 02/25/52	2,345	1,628,935
4.25%, 02/01/29	3,066	3,033,729
4.25%, 08/08/32	2,635	2,522,276
4.88%, 12/17/48	2,480	2,099,404
5.00%, 08/05/34	2,400	2,351,942
5.25%, 07/15/44	3,061	2,789,040
Nature Conservancy (The), Series A, 3.96%, 03/01/52(b)	2,263	1,722,097
Northeastern University, Series 2020, 2.89%, 10/01/50(b)	1,541	982,631
Northwestern University
4.64%, 12/01/44	2,040	1,873,485
4.94%, 12/01/35	2,175	2,133,496
Series 2017, 3.66%, 12/01/57(b)	1,729	1,213,077
Series 2020, 2.64%, 12/01/50	1,104	660,818
PayPal Holdings, Inc.
2.30%, 06/01/30	5,964	5,442,867
2.85%, 10/01/29	6,679	6,292,649
3.25%, 06/01/50	2,842	1,828,114
4.40%, 06/01/32	5,570	5,342,055
4.45%, 03/06/28	2,140	2,132,921
4.55%, 06/01/28	2,845	2,835,957
4.95%, 06/01/31	3,295	3,247,200
5.05%, 06/01/52	4,905	4,115,319
5.10%, 04/01/35(b)	2,585	2,490,350
5.15%, 06/01/34(b)	3,890	3,793,147
5.25%, 06/01/62	1,370	1,169,825
5.50%, 06/01/54	2,415	2,158,271
5.55%, 06/01/36	2,650	2,590,312
President and Fellows of Harvard College
2.52%, 10/15/50	3,474	2,022,585
3.15%, 07/15/46	2,450	1,718,720
3.30%, 07/15/56	2,006	1,307,233
3.75%, 11/15/52	1,640	1,196,283
4.61%, 02/15/35	200	193,116
4.88%, 10/15/40	895	855,813
4.89%, 03/15/30	525	527,931
5.26%, 03/15/36(b)	200	202,007
Quanta Services, Inc.
2.35%, 01/15/32	2,286	1,977,847
2.90%, 10/01/30	3,935	3,613,915
3.05%, 10/01/41	3,220	2,277,523
4.30%, 08/09/28	1,625	1,611,204
4.50%, 01/15/31	1,625	1,583,537
Security	Par (000)	Value
Commercial Services (continued)
4.85%, 08/09/29	$1,100	$1,096,492
5.10%, 08/09/35	1,625	1,566,762
5.25%, 08/09/34	2,050	2,010,178
5.30%, 08/09/33	1,430	1,416,280
5.55%, 08/09/36	1,650	1,625,038
RELX Capital, Inc.
3.00%, 05/22/30	4,709	4,395,416
4.00%, 03/18/29	5,862	5,750,612
4.75%, 03/27/30	2,470	2,451,629
4.75%, 05/20/32	2,480	2,430,655
5.25%, 03/27/35	1,260	1,238,361
Rockefeller Foundation (The), Series 2020, 2.49%, 10/01/50	3,569	2,070,131
Rollins, Inc., 5.25%, 02/24/35	1,750	1,702,050
S&P Global, Inc.
1.25%, 08/15/30(b)	3,643	3,165,278
2.30%, 08/15/60(b)	2,625	1,218,517
2.50%, 12/01/29	2,847	2,648,782
2.90%, 03/01/32	4,851	4,356,253
2.95%, 03/01/29	6,245	5,984,906
3.25%, 12/01/49	3,678	2,419,163
3.70%, 03/01/52	5,105	3,612,777
3.90%, 03/01/62	1,919	1,315,873
4.25%, 05/01/29	4,580	4,517,497
4.25%, 01/15/31	2,150	2,080,681
4.75%, 08/01/28	3,870	3,879,883
4.80%, 12/04/35(b)	1,360	1,294,501
5.25%, 09/15/33	3,067	3,080,136
Thomas Jefferson University, 3.85%, 11/01/57	1,469	999,212
TR Finance LLC
5.50%, 08/15/35	1,322	1,310,307
5.65%, 11/23/43(b)	2,136	2,034,199
5.85%, 04/15/40	2,829	2,768,725
Triton Container International Ltd./TAL International Container Corp.
3.25%, 03/15/32	3,184	2,816,991
5.15%, 02/15/33	1,810	1,743,288
Trustees of Boston College, 3.13%, 07/01/52	1,803	1,176,037
Trustees of Columbia University in the City of New York (The), Series 2024, 4.36%, 10/01/35	650	615,019
Trustees of Dartmouth College, 4.27%, 06/01/30	875	863,861
Trustees of Princeton University (The)
4.20%, 03/01/52	1,580	1,253,502
4.65%, 07/01/30	290	290,320
5.70%, 03/01/39	2,490	2,554,305
Series 2020, 2.52%, 07/01/50	1,657	992,261
Trustees of the University of Pennsylvania (The)
3.61%, 02/15/2119	2,318	1,393,483
4.67%, 09/01/2112	390	303,625
Series 2020, 2.40%, 10/01/50(b)	1,863	1,064,440
UL Solutions, Inc., 6.50%, 10/20/28	1,150	1,189,357
University of Chicago (The)
3.00%, 10/01/52	350	228,745
4.00%, 10/01/53	2,064	1,575,658
Series 20B, 2.76%, 04/01/45	1,477	1,148,820
Series C, 2.55%, 04/01/50	2,096	1,331,150
University of Miami, 4.06%, 04/01/52	2,507	1,878,224
107
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services (continued)
University of Notre Dame du Lac
Series 2015, 3.44%, 02/15/45	$1,850	$1,389,529
Series 2017, 3.39%, 02/15/48	2,244	1,596,797
University of Southern California
2.81%, 10/01/50	1,380	839,463
3.03%, 10/01/39	3,714	2,978,694
4.98%, 10/01/53	1,825	1,608,126
5.25%, 10/01/2111	1,128	980,775
Series 2017, 3.84%, 10/01/47	2,233	1,733,102
Series 21A, 2.95%, 10/01/51	2,110	1,314,644
Series A, 3.23%, 10/01/2120	979	525,919
Verisk Analytics, Inc.
3.63%, 05/15/50	3,166	2,134,492
4.13%, 03/15/29	4,363	4,289,986
4.45%, 03/15/31	1,345	1,302,752
5.13%, 03/15/36	3,085	2,933,896
5.25%, 06/05/34	2,155	2,111,607
5.25%, 03/15/35	2,490	2,423,073
5.50%, 06/15/45	2,400	2,198,483
5.75%, 04/01/33	3,290	3,351,549
Washington University (The)
3.52%, 04/15/54	2,926	2,028,259
4.35%, 04/15/2122	1,599	1,155,106
William Marsh Rice University
3.57%, 05/15/45	1,545	1,188,531
3.77%, 05/15/55(b)	1,865	1,352,687
Yale University
Series 2020, 1.48%, 04/15/30	1,479	1,324,829
Series 2020, 2.40%, 04/15/50	2,538	1,448,392
Series 2025, 4.70%, 04/15/32	425	421,893
		420,811,044
Computers — 0.5%
Accenture Capital, Inc.
3.90%, 10/04/27	4,780	4,756,810
4.05%, 10/04/29	6,755	6,610,599
4.25%, 10/04/31	6,525	6,277,900
4.50%, 10/04/34	5,700	5,338,139
4.75%, 07/10/29	4,250	4,243,790
5.00%, 07/10/31	4,220	4,204,161
5.30%, 07/10/33	4,240	4,206,557
5.60%, 07/10/36	5,360	5,304,171
Amdocs Ltd., 2.54%, 06/15/30	3,811	3,424,030
Apple, Inc.
1.20%, 02/08/28	10,027	9,590,002
1.25%, 08/20/30	6,412	5,630,763
1.40%, 08/05/28	10,695	10,108,379
1.65%, 05/11/30	8,698	7,819,981
1.65%, 02/08/31	10,550	9,295,813
1.70%, 08/05/31	5,188	4,506,866
2.20%, 09/11/29	7,715	7,227,169
2.38%, 02/08/41	6,150	4,229,767
2.40%, 08/20/50(b)	5,271	2,903,204
2.55%, 08/20/60	6,002	3,057,686
2.65%, 05/11/50	11,136	6,498,527
2.65%, 02/08/51	12,000	6,926,176
2.70%, 08/05/51	8,984	5,215,665
2.80%, 02/08/61	7,703	4,152,963
2.85%, 08/05/61	6,085	3,308,342
2.90%, 09/12/27	10,646	10,498,141
2.95%, 09/11/49	7,293	4,567,083
3.00%, 11/13/27	7,987	7,867,503
Security	Par (000)	Value
Computers (continued)
3.25%, 08/08/29(b)	$5,480	$5,300,290
3.35%, 08/08/32	7,050	6,561,427
3.45%, 02/09/45	8,706	6,362,585
3.75%, 09/12/47	5,594	4,135,143
3.75%, 11/13/47	7,022	5,204,063
3.85%, 05/04/43	13,848	11,055,378
3.85%, 08/04/46	9,999	7,614,546
3.95%, 08/08/52	8,700	6,424,285
4.00%, 05/10/28	5,140	5,108,208
4.00%, 05/12/28	5,740	5,704,499
4.10%, 08/08/62	5,385	3,903,798
4.15%, 05/10/30	3,140	3,100,099
4.20%, 05/12/30	4,690	4,634,655
4.25%, 02/09/47	4,876	3,932,856
4.30%, 05/10/33	4,810	4,695,855
4.38%, 05/13/45	8,504	7,091,622
4.45%, 05/06/44	3,882	3,322,602
4.50%, 05/12/32	5,170	5,129,164
4.50%, 02/23/36(b)	5,373	5,195,398
4.65%, 02/23/46	16,354	14,144,894
4.75%, 05/12/35(b)	4,485	4,424,414
4.85%, 05/10/53	5,005	4,401,683
Booz Allen Hamilton, Inc.
5.38%, 01/30/30	1,630	1,626,647
5.90%, 01/30/34	2,210	2,176,263
5.95%, 08/04/33	1,737	1,746,044
5.95%, 04/15/35(b)	1,500	1,486,699
CGI, Inc.
2.30%, 09/14/31	2,878	2,483,692
4.95%, 03/14/30	2,680	2,652,811
Crowdstrike Holdings, Inc., 3.00%, 02/15/29	60	57,139
Dell International LLC/EMC Corp.
3.38%, 12/15/41	5,125	3,766,695
3.45%, 12/15/51(b)	4,384	2,888,224
4.15%, 02/15/29	4,610	4,533,949
4.35%, 02/01/30	3,210	3,140,049
4.50%, 02/15/31	6,005	5,854,617
4.75%, 04/01/28	2,325	2,327,593
4.75%, 07/15/31	3,335	3,268,408
4.75%, 10/06/32	5,445	5,287,386
4.85%, 02/01/35	3,960	3,770,201
5.00%, 04/01/30	3,270	3,264,516
5.00%, 02/15/34	3,720	3,605,165
5.10%, 02/15/36	4,920	4,731,353
5.25%, 02/01/28	2,700	2,719,529
5.25%, 02/15/37	4,575	4,402,366
5.30%, 10/01/29	8,055	8,130,447
5.30%, 04/01/32	4,940	4,949,185
5.40%, 04/15/34	4,340	4,314,576
5.50%, 04/01/35	4,410	4,388,648
5.75%, 02/01/33	4,180	4,268,587
6.20%, 07/15/30	3,543	3,669,814
8.10%, 07/15/36	4,562	5,293,976
8.35%, 07/15/46	2,785	3,365,838
Dell, Inc.
6.50%, 04/15/38	2,655	2,767,763
7.10%, 04/15/28	3,775	3,917,431
DXC Technology Co., 2.38%, 09/15/28(b)	3,837	3,629,429
Fortinet, Inc., 2.20%, 03/15/31	3,734	3,298,092
Gartner, Inc.
4.95%, 03/20/31	730	704,735
Schedule of Investments
108

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Computers (continued)
5.60%, 11/20/35	$2,040	$1,926,622
Genpact Luxembourg SARL/Genpact USA, Inc., 6.00%, 06/04/29	1,930	1,960,189
Genpact UK Finco PLC/Genpact USA, Inc., 4.95%, 11/18/30	1,380	1,345,855
Hewlett Packard Enterprise Co.
4.05%, 09/15/27	4,470	4,449,518
4.15%, 09/15/28	4,300	4,247,667
4.40%, 09/25/27	6,435	6,422,182
4.40%, 10/15/30	4,550	4,432,529
4.50%, 03/23/28	2,015	2,007,934
4.55%, 10/15/29	8,230	8,121,658
4.60%, 03/23/29	1,650	1,638,688
4.85%, 10/15/31	5,710	5,616,921
5.00%, 10/15/34	6,390	6,133,804
5.25%, 07/01/28	3,665	3,691,260
5.25%, 04/01/33	2,775	2,745,784
5.60%, 10/15/54	6,550	5,770,701
6.20%, 10/15/35(b)	4,945	5,181,422
6.35%, 10/15/45	8,467	8,385,771
HP, Inc.
2.65%, 06/17/31	5,275	4,677,202
3.40%, 06/17/30	565	532,274
4.00%, 04/15/29	5,640	5,511,295
4.20%, 04/15/32	3,165	2,978,839
4.75%, 01/15/28	5,225	5,229,251
5.40%, 04/25/30	4,190	4,222,806
5.50%, 01/15/33(b)	5,245	5,270,007
6.00%, 09/15/41(b)	6,712	6,582,019
6.10%, 04/25/35	2,270	2,329,656
IBM International Capital Pte. Ltd.
4.60%, 02/05/29	3,865	3,843,921
4.75%, 02/05/31(b)	3,565	3,517,342
4.90%, 02/05/34	4,760	4,591,841
5.25%, 02/05/44	4,330	3,820,107
5.30%, 02/05/54	6,705	5,642,877
International Business Machines Corp.
1.95%, 05/15/30	7,230	6,490,205
2.72%, 02/09/32	2,690	2,374,654
2.85%, 05/15/40	3,038	2,122,328
2.95%, 05/15/50	1,544	896,247
3.43%, 02/09/52	3,665	2,269,524
3.50%, 05/15/29	13,465	13,029,178
4.00%, 02/03/29	2,200	2,161,675
4.00%, 06/20/42	4,681	3,637,581
4.15%, 05/15/39	9,424	7,888,933
4.25%, 05/15/49	13,315	9,740,369
4.30%, 02/03/31	2,770	2,684,160
4.40%, 07/27/32	3,395	3,246,148
4.50%, 02/06/28	4,485	4,479,898
4.60%, 02/03/33	2,230	2,144,798
4.65%, 02/10/28	3,860	3,865,197
4.70%, 02/19/46	3,384	2,742,485
4.75%, 02/06/33	3,292	3,208,262
4.80%, 02/10/30	3,010	2,998,484
4.90%, 07/27/52	3,745	2,988,551
4.95%, 02/03/36	4,570	4,317,781
5.00%, 02/10/32	3,950	3,913,541
5.10%, 02/06/53	3,345	2,739,934
5.20%, 02/10/35(b)	3,410	3,332,913
5.60%, 11/30/39	4,075	3,975,139
Security	Par (000)	Value
Computers (continued)
5.70%, 02/10/55	$4,520	$4,010,792
5.80%, 02/03/56(b)	2,600	2,341,313
5.88%, 11/29/32	4,324	4,477,058
6.50%, 01/15/28	2,320	2,376,398
7.13%, 12/01/96	2,069	2,220,701
Kyndryl Holdings, Inc.
2.70%, 10/15/28	3,112	2,932,590
3.15%, 10/15/31	3,335	2,780,768
4.10%, 10/15/41(b)	3,470	2,429,430
6.35%, 02/20/34(b)	1,225	1,160,589
Leidos, Inc.
2.30%, 02/15/31	4,138	3,653,009
4.10%, 03/15/29	2,205	2,162,282
4.38%, 05/15/30	1,553	1,512,107
5.00%, 03/15/36	2,500	2,364,626
5.75%, 03/15/33	180	182,707
NetApp, Inc.
2.70%, 06/22/30	3,519	3,220,462
5.50%, 03/17/32	3,010	3,025,614
5.70%, 03/17/35	2,180	2,182,443
Seagate Data Storage Technology Pte Ltd.
5.75%, 12/01/34	20	19,877
5.88%, 07/15/30	60	60,959
Teledyne FLIR LLC, 2.50%, 08/01/30	2,911	2,640,209
		679,535,379
Cosmetics & Personal Care — 0.1%
Colgate-Palmolive Co.
3.25%, 08/15/32	2,635	2,430,658
3.70%, 08/01/47	1,695	1,268,997
4.00%, 08/15/45	3,528	2,897,706
4.20%, 05/01/30	4,740	4,688,403
4.60%, 03/01/28	1,904	1,911,434
4.60%, 03/01/33	2,264	2,258,259
Estee Lauder Companies, Inc. (The)
1.95%, 03/15/31	3,225	2,823,617
2.38%, 12/01/29	4,038	3,735,690
2.60%, 04/15/30	3,719	3,437,568
3.13%, 12/01/49	1,947	1,239,502
4.15%, 03/15/47	3,040	2,363,650
4.38%, 05/15/28	4,885	4,862,454
4.38%, 06/15/45	1,808	1,461,515
4.65%, 05/15/33	3,210	3,099,313
5.00%, 02/14/34	2,945	2,886,971
5.15%, 05/15/53	3,405	2,964,009
6.00%, 05/15/37(b)	1,982	2,061,493
Haleon U.S. Capital LLC
3.38%, 03/24/29	6,180	5,966,257
3.63%, 03/24/32	7,990	7,403,558
4.00%, 03/24/52	4,940	3,672,181
4.63%, 08/21/29	2,220	2,208,993
4.88%, 08/21/31	2,220	2,206,878
5.38%, 08/21/36	2,220	2,207,769
Kenvue, Inc.
4.85%, 05/22/32	2,910	2,884,205
4.90%, 03/22/33	6,210	6,124,651
5.00%, 03/22/30	6,260	6,281,930
5.05%, 03/22/28	5,265	5,298,949
5.05%, 03/22/53	7,045	6,134,000
5.10%, 03/22/43	3,590	3,293,104
5.20%, 03/22/63	3,475	3,004,417
109
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Cosmetics & Personal Care (continued)
Procter & Gamble Co. (The)
1.20%, 10/29/30	$7,220	$6,274,414
1.95%, 04/23/31	4,302	3,811,284
2.30%, 02/01/32	2,450	2,177,005
3.00%, 03/25/30	7,690	7,276,764
3.50%, 10/25/47	2,260	1,699,462
3.55%, 03/25/40	2,455	2,038,005
3.60%, 03/25/50(b)	1,647	1,223,912
3.95%, 01/26/28	3,825	3,804,438
4.05%, 05/01/30	3,500	3,436,377
4.05%, 01/26/33	4,850	4,668,102
4.10%, 11/03/32	2,640	2,543,296
4.15%, 10/24/29	2,905	2,890,961
4.35%, 01/29/29	4,000	3,995,476
4.35%, 11/03/35	2,325	2,200,675
4.55%, 01/29/34	3,380	3,304,704
4.55%, 10/24/34	2,305	2,258,695
4.60%, 05/01/35	2,405	2,336,427
5.55%, 03/05/37	3,850	3,988,477
5.80%, 08/15/34	1,685	1,768,541
Unilever Capital Corp.
1.38%, 09/14/30	3,591	3,152,252
1.75%, 08/12/31	4,370	3,774,822
2.13%, 09/06/29	4,875	4,530,976
3.50%, 03/22/28	7,444	7,332,990
4.63%, 08/12/34	3,590	3,478,360
4.88%, 09/08/28	2,800	2,816,194
5.00%, 12/08/33	3,281	3,276,047
5.90%, 11/15/32	4,870	5,105,469
Series 30Y, 2.63%, 08/12/51	3,440	2,023,638
		200,265,894
Distribution & Wholesale — 0.0%
LKQ Corp.
5.75%, 06/15/28	250	252,790
6.25%, 06/15/33	315	322,524
WW Grainger, Inc.
3.75%, 05/15/46	2,451	1,854,961
4.20%, 05/15/47	1,320	1,059,757
4.45%, 09/15/34	2,170	2,077,348
4.60%, 06/15/45	4,995	4,306,577
		9,873,957
Diversified Financial Services — 0.9%
Aercap Funding DAC, 4.88%, 07/07/31	3,660	3,591,743
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.00%, 10/29/28	18,018	17,310,462
3.30%, 01/30/32	18,434	16,630,746
3.40%, 10/29/33	6,947	6,065,200
3.85%, 10/29/41(b)	5,938	4,630,721
3.88%, 01/23/28	3,322	3,281,188
4.13%, 02/28/29	2,210	2,168,129
4.38%, 11/15/30	2,855	2,772,199
4.63%, 10/15/27	3,181	3,178,638
4.63%, 09/10/29	5,860	5,793,920
4.75%, 01/15/33	2,000	1,922,172
4.88%, 04/01/28	3,010	3,015,007
4.95%, 09/10/34	5,415	5,169,993
5.00%, 11/15/35	2,010	1,910,324
5.10%, 01/19/29	3,925	3,936,402
5.30%, 01/19/34	3,370	3,307,195
Security	Par (000)	Value
Diversified Financial Services (continued)
5.38%, 12/15/31	$4,085	$4,092,249
5.75%, 06/06/28	5,175	5,253,112
6.15%, 09/30/30	4,085	4,221,515
6.50%, 01/31/56, (5-year CMT + 2.44%)(a)	1,000	1,003,535
6.95%, 03/10/55, (5-year CMT + 2.72%)(a)	3,465	3,550,789
Affiliated Managers Group, Inc.
3.30%, 06/15/30	2,981	2,803,389
5.50%, 08/20/34	1,490	1,469,877
5.50%, 02/15/36	1,775	1,717,543
Ally Financial, Inc.
2.20%, 11/02/28	3,840	3,625,816
5.54%, 01/17/31, (1-day SOFR Index + 1.73%)(a)	1,520	1,518,817
5.55%, 07/31/33, (1-day SOFR + 1.78%)(a)	2,290	2,249,451
5.74%, 05/15/29, (1-day SOFR Index + 1.96%)(a)	2,950	2,978,908
6.18%, 07/26/35, (1-day SOFR + 2.29%)(a)	3,055	3,060,506
6.85%, 01/03/30, (1-day SOFR + 2.82%)(a)	3,320	3,436,568
6.99%, 06/13/29, (1-day SOFR + 3.26%)(a)(b)	3,305	3,407,660
7.10%, 11/15/27	3,425	3,513,113
8.00%, 11/01/31	11,545	12,685,440
American Express Co.
4.01%, 02/09/29, (1-day SOFR + 0.58%)(a)	6,660	6,597,848
4.05%, 05/03/29	5,075	5,007,045
4.05%, 12/03/42	6,665	5,443,120
4.35%, 07/20/29, (1-day SOFR + 0.81%)(a)	7,020	6,974,262
4.42%, 08/03/33, (1-day SOFR + 1.76%)(a)	6,046	5,784,358
4.44%, 05/03/30, (1-day SOFR + 0.81%)(a)	6,740	6,666,217
4.46%, 02/10/32, (1-day SOFR + 0.87%)(a)	5,240	5,104,785
4.73%, 04/25/29, (1-day SOFR + 1.26%)(a)	7,860	7,864,772
4.80%, 10/24/36, (1-day SOFR + 1.24%)(a)	9,200	8,696,084
4.92%, 07/20/33, (1-day SOFR + 1.22%)(a)	6,795	6,673,385
4.99%, 05/26/33, (1-day SOFR + 2.26%)(a)	3,335	3,260,863
5.02%, 04/25/31, (1-day SOFR + 1.44%)(a)	6,705	6,713,557
5.04%, 05/01/34, (1-day SOFR + 1.84%)(a)	6,385	6,290,751
5.09%, 01/30/31, (1-day SOFR Index + 1.02%)(a)(b)	4,915	4,929,469
5.28%, 07/27/29, (1-day SOFR Index + 1.28%)(a)	6,520	6,586,234
5.28%, 07/26/35, (1-day SOFR + 1.42%)(a)	8,390	8,305,159
5.41%, 02/08/41, (5-year CMT + 1.15%)(a)	1,900	1,842,016
5.44%, 01/30/36, (1-day SOFR Index + 1.32%)(a)	6,195	6,169,753
5.53%, 04/25/30, (1-day SOFR Index + 1.09%)(a)(b)	7,235	7,349,633
5.63%, 07/28/34, (1-day SOFR + 1.93%)(a)	1,260	1,263,847
5.67%, 04/25/36, (1-day SOFR + 1.79%)(a)	7,715	7,799,539
5.85%, 11/05/27	7,535	7,647,987
5.92%, 04/25/35, (1-day SOFR + 1.63%)(a)	2,735	2,772,062
6.49%, 10/30/31, (1-day SOFR + 1.94%)(a)	5,360	5,643,370
Ameriprise Financial, Inc.
4.50%, 05/13/32	2,930	2,849,779
4.80%, 06/15/31	1,675	1,658,081
5.15%, 05/15/33	2,865	2,854,269
5.20%, 04/15/35	2,655	2,601,967
5.35%, 06/15/36	1,925	1,882,225
5.70%, 12/15/28	3,440	3,512,926
Apollo Global Management, Inc.
4.60%, 01/15/31	1,525	1,490,966
5.15%, 08/12/35(b)	2,940	2,814,585
Schedule of Investments
110

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
5.70%, 03/30/36	$2,790	$2,754,175
5.80%, 05/21/54(b)	2,840	2,635,381
6.00%, 12/15/54, (5-year CMT + 2.17%)(a)	2,555	2,427,736
6.38%, 11/15/33	3,014	3,161,532
Ares Management Corp.
5.60%, 10/11/54	2,555	2,242,003
6.38%, 11/10/28	2,780	2,856,511
BGC Group, Inc.
6.15%, 04/02/30	2,205	2,228,757
6.60%, 06/10/29	2,410	2,466,981
8.00%, 05/25/28	2,135	2,217,995
Blue Owl Finance LLC
3.13%, 06/10/31	3,510	3,088,865
4.13%, 10/07/51(b)	1,230	817,559
4.38%, 02/15/32(b)	2,540	2,322,168
6.25%, 04/18/34	4,150	4,065,728
Broadridge Financial Solutions, Inc.
2.60%, 05/01/31	5,331	4,739,622
2.90%, 12/01/29	4,613	4,311,331
5.75%, 05/15/36	1,915	1,893,308
Brookfield Asset Management Ltd.
4.65%, 11/15/30	2,310	2,264,458
4.83%, 04/15/31	2,895	2,836,069
5.30%, 01/15/36	4,305	4,124,794
5.80%, 04/24/35	2,345	2,347,869
6.08%, 09/15/55	2,925	2,842,018
Brookfield Capital Finance LLC, 6.09%, 06/14/33	2,340	2,406,329
Brookfield Finance I U.K. PLC/Brookfield Finance, Inc., 2.34%, 01/30/32	3,530	3,046,334
Brookfield Finance LLC/Brookfield Finance, Inc., 3.45%, 04/15/50	3,700	2,409,185
Brookfield Finance, Inc.
2.72%, 04/15/31	2,925	2,635,831
3.50%, 03/30/51	3,756	2,460,145
3.63%, 02/15/52	2,527	1,688,705
3.90%, 01/25/28	6,901	6,827,193
4.35%, 04/15/30	3,974	3,880,388
4.70%, 09/20/47	4,646	3,803,900
4.85%, 03/29/29	5,132	5,123,010
5.33%, 01/15/36	1,630	1,573,285
5.68%, 01/15/35	2,510	2,499,179
5.97%, 03/04/54	2,695	2,554,461
6.35%, 01/05/34	3,325	3,463,157
Capital One Financial Corp.
2.36%, 07/29/32, (1-day SOFR + 1.34%)(a)	5,073	4,360,689
2.62%, 11/02/32, (1-day SOFR + 1.27%)(a)	3,210	2,817,674
3.27%, 03/01/30, (1-day SOFR + 1.79%)(a)	4,205	4,038,926
3.80%, 01/31/28	6,590	6,511,739
4.49%, 09/11/31, (1-day SOFR + 1.25%)(a)	2,495	2,429,591
4.72%, 01/30/32, (1-day SOFR + 1.15%)(a)	3,740	3,650,195
5.20%, 09/11/36, (1-day SOFR + 1.63%)(a)	9,970	9,501,820
5.25%, 07/26/30, (1-day SOFR + 2.60%)(a)(b)	4,495	4,516,808
5.27%, 05/10/33, (1-day SOFR + 2.37%)(a)	5,830	5,758,076
5.40%, 01/30/37, (1-day SOFR + 1.51%)(a)	6,480	6,242,053
5.46%, 07/26/30, (1-day SOFR + 1.56%)(a)	2,745	2,773,541
5.47%, 02/01/29, (1-day SOFR + 2.08%)(a)	4,402	4,439,487
5.70%, 02/01/30, (1-day SOFR + 1.91%)(a)	4,565	4,634,150
5.82%, 02/01/34, (1-day SOFR + 2.60%)(a)	6,420	6,489,962
5.88%, 07/26/35, (1-day SOFR + 1.99%)(a)	4,930	4,966,282
Security	Par (000)	Value
Diversified Financial Services (continued)
6.05%, 02/01/35, (1-day SOFR + 2.26%)(a)	$5,060	$5,150,671
6.18%, 01/30/36, (1-day SOFR + 2.04%)(a)	7,650	7,657,614
6.31%, 06/08/29, (1-day SOFR + 2.64%)(a)	7,958	8,150,375
6.38%, 06/08/34, (1-day SOFR + 2.86%)(a)	8,345	8,668,040
6.70%, 11/29/32	4,285	4,575,745
7.62%, 10/30/31, (1-day SOFR + 3.07%)(a)	7,050	7,643,926
7.96%, 11/02/34, (1-day SOFR Index + 3.37%)(a)	4,565	5,154,260
Cboe Global Markets, Inc.
1.63%, 12/15/30	3,710	3,223,896
3.00%, 03/16/32	1,850	1,658,117
Charles Schwab Corp. (The)
1.65%, 03/11/31	3,689	3,188,972
1.95%, 12/01/31	3,771	3,243,961
2.00%, 03/20/28	6,022	5,791,047
2.30%, 05/13/31	3,688	3,274,528
2.75%, 10/01/29	2,254	2,118,319
2.90%, 03/03/32	4,968	4,448,862
3.20%, 01/25/28(b)	5,023	4,931,683
3.25%, 05/22/29	3,195	3,078,128
4.00%, 02/01/29	3,878	3,824,996
4.34%, 11/14/31, (1-day SOFR + 0.94%)(a)	5,255	5,114,668
4.60%, 07/27/29, (1-day SOFR + 0.62%)(a)	220	219,385
4.63%, 03/22/30	2,548	2,538,370
4.74%, 05/21/30, (1-day SOFR + 0.78%)(a)	4,130	4,113,586
4.91%, 11/14/36, (1-day SOFR + 1.23%)(a)	6,300	5,992,073
5.11%, 08/12/32, (1-day SOFR + 0.95%)(a)	4,460	4,438,127
5.49%, 05/21/37, (1-day SOFR + 1.28%)(a)	2,600	2,564,279
5.64%, 05/19/29, (1-day SOFR + 2.21%)(a)	4,340	4,407,616
5.66%, 08/12/37, (1-day SOFR + 1.32%)(a)	4,080	4,067,193
5.85%, 05/19/34, (1-day SOFR + 2.50%)(a)	5,700	5,851,512
6.14%, 08/24/34, (1-day SOFR + 2.01%)(a)	5,675	5,908,952
6.20%, 11/17/29, (1-day SOFR + 1.88%)(a)	5,780	5,948,734
CI Financial Corp.
3.20%, 12/17/30	4,578	4,128,576
4.10%, 06/15/51	900	582,353
CME Group, Inc.
2.65%, 03/15/32	4,421	3,936,360
3.75%, 06/15/28	4,553	4,495,692
4.15%, 06/15/48(b)	2,898	2,298,787
4.40%, 03/15/30	3,075	3,037,222
5.30%, 09/15/43	3,499	3,343,124
Enact Holdings, Inc., 6.25%, 05/28/29	2,910	2,979,700
Franklin Resources, Inc.
1.60%, 10/30/30	4,777	4,173,170
2.95%, 08/12/51	1,840	1,097,643
Franklin Templeton, Inc., 5.50%, 08/10/36	3,340	3,273,334
Intercontinental Exchange, Inc.
1.85%, 09/15/32	7,398	6,169,012
2.10%, 06/15/30	6,507	5,880,837
2.65%, 09/15/40	4,988	3,510,367
3.00%, 06/15/50	6,232	3,881,417
3.00%, 09/15/60	6,030	3,375,928
3.10%, 09/15/27	3,955	3,905,126
3.63%, 09/01/28	2,310	2,262,471
3.75%, 09/21/28	4,147	4,070,817
3.95%, 12/01/28	1,690	1,663,961
4.00%, 09/15/27	7,450	7,416,662
4.20%, 03/15/31	1,870	1,810,045
4.25%, 09/21/48	6,000	4,701,210
4.35%, 06/15/29	6,995	6,918,693
111
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
4.60%, 03/15/33	$7,100	$6,865,187
4.70%, 08/20/29	3,940	3,930,455
4.90%, 09/01/31	3,910	3,893,855
4.95%, 06/15/52	5,872	5,066,729
5.15%, 09/01/33	1,700	1,692,646
5.20%, 06/15/62	4,515	3,893,873
5.25%, 06/15/31	3,250	3,280,942
5.40%, 09/01/36	880	874,848
Invesco Finance PLC, 5.38%, 11/30/43	1,919	1,792,147
Jefferies Financial Group, Inc.
2.63%, 10/15/31	4,825	4,180,615
2.75%, 10/15/32	2,920	2,471,885
4.15%, 01/23/30	5,630	5,407,308
5.13%, 04/28/31	3,570	3,494,249
5.50%, 02/15/36	5,475	5,186,051
5.88%, 07/21/28	5,135	5,223,043
6.20%, 04/14/34	6,330	6,413,140
6.25%, 01/15/36	3,083	3,096,051
6.50%, 01/20/43	2,069	2,037,917
Lazard Group LLC
4.38%, 03/11/29	3,657	3,603,817
4.50%, 09/19/28	3,288	3,258,077
5.63%, 08/01/35	1,020	1,003,248
6.00%, 03/15/31	2,165	2,227,975
Legg Mason, Inc., 5.63%, 01/15/44	2,548	2,446,558
LPL Holdings, Inc.
4.90%, 04/03/28	1,045	1,044,243
5.15%, 06/15/30	2,475	2,460,315
5.20%, 03/15/30	3,650	3,642,954
5.65%, 03/15/35	2,530	2,477,561
5.75%, 06/15/35	1,425	1,402,841
6.00%, 05/20/34	2,190	2,210,054
6.75%, 11/17/28	3,535	3,659,182
Marex U.K. Holdings Ltd.
5.68%, 04/21/31	2,295	2,273,370
5.83%, 05/08/28	779	783,192
6.40%, 11/04/29	2,460	2,506,639
Mastercard, Inc.
1.90%, 03/15/31	3,605	3,177,440
2.00%, 11/18/31(b)	4,225	3,694,435
2.95%, 06/01/29	4,769	4,569,356
2.95%, 03/15/51	1,765	1,093,013
3.35%, 03/26/30	7,845	7,475,647
3.50%, 02/26/28	3,495	3,447,557
3.65%, 06/01/49	4,446	3,190,895
3.80%, 11/21/46	3,487	2,651,382
3.85%, 03/26/50	7,269	5,398,956
3.95%, 02/26/48	3,066	2,329,796
4.10%, 01/15/28	2,180	2,171,247
4.33%, 06/08/28	5,260	5,248,231
4.35%, 01/15/32	3,455	3,361,794
4.43%, 06/08/29	5,200	5,170,100
4.55%, 03/15/28	1,895	1,895,437
4.55%, 01/15/35	3,830	3,662,692
4.60%, 06/08/31	4,870	4,806,792
4.85%, 03/09/33	4,311	4,270,844
4.88%, 03/09/28	4,565	4,591,701
4.88%, 05/09/34	4,625	4,552,990
4.95%, 03/15/32	3,245	3,253,219
5.00%, 06/08/36	4,410	4,291,498
Security	Par (000)	Value
Diversified Financial Services (continued)
Nasdaq, Inc.
1.65%, 01/15/31	$4,206	$3,660,477
2.50%, 12/21/40	3,860	2,616,730
3.25%, 04/28/50	4,328	2,788,454
3.95%, 03/07/52	1,707	1,230,163
5.35%, 06/28/28	6,006	6,073,229
5.55%, 02/15/34	4,798	4,848,248
5.95%, 08/15/53	1,999	1,945,042
6.10%, 06/28/63	3,069	2,988,273
Nomura Holdings, Inc.
2.17%, 07/14/28	5,862	5,582,551
2.61%, 07/14/31	5,595	4,936,947
2.68%, 07/16/30	4,950	4,499,556
2.71%, 01/22/29	3,390	3,214,742
3.00%, 01/22/32	4,585	4,075,472
3.10%, 01/16/30	6,035	5,640,245
4.90%, 07/01/30	3,890	3,840,201
5.00%, 06/29/29	3,905	3,896,297
5.04%, 06/10/36, (5-year CMT + 1.30%)(a)	610	589,059
5.17%, 07/14/31	3,845	3,805,379
5.49%, 06/29/35(b)	2,250	2,238,232
5.55%, 07/14/36	3,715	3,629,423
5.61%, 07/06/29	2,740	2,779,005
5.78%, 07/03/34(b)	4,525	4,580,478
5.84%, 01/18/28	3,915	3,967,381
6.07%, 07/12/28	3,500	3,573,423
6.09%, 07/12/33	2,327	2,407,029
6.18%, 01/18/33	2,220	2,304,381
ORIX Corp.
2.25%, 03/09/31	3,225	2,850,689
4.00%, 04/13/32	2,613	2,464,520
4.45%, 09/09/30	1,625	1,585,777
4.65%, 09/10/29	2,450	2,434,920
5.00%, 09/13/27	1,913	1,920,218
5.20%, 09/13/32	2,320	2,321,365
5.40%, 02/25/35	2,125	2,102,942
Radian Group, Inc., 6.20%, 05/15/29	3,160	3,247,088
Raymond James Financial, Inc.
3.75%, 04/01/51	4,125	2,867,082
4.65%, 04/01/30	3,682	3,650,681
4.90%, 09/11/35	2,175	2,068,629
4.95%, 07/15/46	4,119	3,572,184
5.65%, 09/11/55	2,070	1,916,511
Stifel Financial Corp., 4.00%, 05/15/30	2,537	2,431,076
Sumisho Air Lease Corp.
2.10%, 09/01/28	2,165	2,048,661
2.88%, 01/15/32	4,148	3,668,316
3.00%, 02/01/30	2,776	2,584,437
3.13%, 12/01/30	3,063	2,813,216
3.25%, 10/01/29	1,721	1,631,276
3.63%, 12/01/27	2,504	2,470,065
4.40%, 03/24/28(c)	4,130	4,101,776
4.50%, 03/24/29(c)	3,980	3,928,939
4.63%, 10/01/28	2,269	2,259,335
4.85%, 03/24/31(c)	4,060	3,973,090
5.10%, 03/01/29	2,030	2,032,957
5.20%, 07/15/31	1,870	1,853,439
5.30%, 02/01/28	4,110	4,133,116
5.50%, 03/24/36(c)	3,900	3,794,244
5.85%, 12/15/27	1,770	1,792,154
Schedule of Investments
112

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
Synchrony Financial
2.88%, 10/28/31	$6,071	$5,330,390
3.95%, 12/01/27	4,702	4,650,004
4.95%, 02/25/32, (1-day SOFR + 1.53%)(a)	1,630	1,578,674
5.02%, 07/29/29, (1-day SOFR + 1.40%)(a)	265	264,176
5.15%, 03/19/29	2,962	2,954,555
5.45%, 10/15/30, (1-day SOFR + 1.35%)(a)(b)	2,290	2,289,020
5.45%, 03/06/31, (1-day SOFR + 1.68%)(a)	1,310	1,305,828
5.94%, 08/02/30, (1-day SOFR Index + 2.13%)(a)	3,320	3,368,500
6.00%, 07/29/36, (1-day SOFR + 2.07%)(a)	1,530	1,506,754
6.28%, 07/31/37, (1-day SOFR + 2.03%)(a)	2,210	2,199,135
TPG Operating Group II LP
4.88%, 05/15/31	400	390,748
5.38%, 01/15/36	1,690	1,620,848
5.88%, 03/05/34(b)	2,895	2,911,211
UBS Americas, Inc., 7.13%, 07/15/32	3,881	4,258,226
Visa, Inc.
1.10%, 02/15/31	5,887	5,055,336
2.00%, 08/15/50(b)	6,043	3,099,571
2.05%, 04/15/30	7,956	7,258,439
2.70%, 04/15/40	5,469	4,017,421
2.75%, 09/15/27	4,259	4,192,523
3.65%, 09/15/47	5,084	3,756,354
3.80%, 02/12/29	2,905	2,857,399
4.10%, 02/12/31	2,675	2,616,656
4.15%, 12/14/35	7,954	7,416,278
4.30%, 12/14/45	17,104	14,128,831
4.40%, 02/12/33	2,975	2,886,485
4.70%, 02/12/36	2,185	2,109,120
Voya Financial, Inc.
4.70%, 01/23/48, (3-mo. SOFR US + 2.34%)(a)	1,479	1,452,732
4.80%, 06/15/46	2,039	1,725,618
5.00%, 09/20/34	2,380	2,296,709
5.05%, 03/02/36	955	905,391
5.70%, 07/15/43	2,743	2,615,915
Western Union Co. (The)
2.75%, 03/15/31(b)	2,825	2,544,445
4.75%, 06/15/29	2,385	2,350,135
6.20%, 11/17/36(b)	3,007	3,033,295
		1,177,612,169
Electric — 2.3%
AEP Texas, Inc.
3.45%, 05/15/51	2,075	1,333,746
3.80%, 10/01/47	1,711	1,225,158
3.95%, 06/01/28	2,812	2,772,284
4.70%, 05/15/32	2,420	2,348,223
5.25%, 05/15/52	2,290	1,981,043
5.40%, 06/01/33	2,195	2,182,285
5.45%, 05/15/29	2,260	2,291,449
5.70%, 05/15/34	3,240	3,272,209
5.85%, 10/15/55	3,040	2,843,736
Series G, 4.15%, 05/01/49	1,556	1,154,418
Series H, 3.45%, 01/15/50	2,327	1,521,568
Series I, 2.10%, 07/01/30	3,275	2,943,910
Series Q, 5.20%, 04/15/36	2,925	2,818,987
AEP Transmission Co. LLC
3.15%, 09/15/49	1,329	846,426
3.75%, 12/01/47	2,535	1,839,196
Security	Par (000)	Value
Electric (continued)
3.80%, 06/15/49	$1,896	$1,357,995
4.00%, 12/01/46	1,910	1,471,163
4.25%, 09/15/48	1,732	1,355,874
4.50%, 06/15/52	2,540	2,022,272
5.15%, 04/01/34	1,705	1,687,947
5.25%, 06/01/36	1,435	1,408,328
5.38%, 06/15/35	930	925,403
5.40%, 03/15/53	3,280	2,987,990
Series M, 3.65%, 04/01/50	2,650	1,852,847
Series N, 2.75%, 08/15/51	2,464	1,430,146
AES Corp. (The)
2.45%, 01/15/31	6,010	5,307,098
5.45%, 06/01/28	4,380	4,413,952
5.80%, 03/15/32	580	581,735
Alabama Power Co.
3.00%, 03/15/52	3,460	2,106,475
3.05%, 03/15/32	1,070	967,701
3.13%, 07/15/51	3,015	1,885,532
3.45%, 10/01/49	2,943	1,995,134
3.75%, 09/01/27	2,590	2,573,809
3.75%, 03/01/45	3,488	2,611,409
3.85%, 12/01/42	1,677	1,314,779
3.94%, 09/01/32	3,010	2,836,938
4.15%, 08/15/44	2,280	1,822,659
4.30%, 01/02/46	1,852	1,490,214
5.10%, 04/02/35	2,625	2,581,994
5.85%, 11/15/33	2,895	2,991,007
6.00%, 03/01/39	1,414	1,447,091
6.13%, 05/15/38	1,545	1,615,585
Series 20-A, 1.45%, 09/15/30	3,284	2,872,229
Series A, 4.30%, 07/15/48	2,466	1,945,374
Series B, 3.70%, 12/01/47	2,676	1,928,509
Series C, 4.30%, 03/15/31	2,180	2,119,052
Alliant Energy Corp., 5.75%, 04/01/56, (5-year CMT + 2.08%)(a)	1,670	1,634,691
Ameren Corp.
1.75%, 03/15/28	2,571	2,457,620
3.50%, 01/15/31	3,555	3,336,075
5.00%, 01/15/29	3,529	3,542,828
5.00%, 05/15/36	1,775	1,693,865
5.38%, 03/15/35	2,360	2,331,952
Ameren Illinois Co.
1.55%, 11/15/30	1,777	1,550,192
2.90%, 06/15/51	1,979	1,198,618
3.25%, 03/15/50	1,922	1,264,714
3.70%, 12/01/47	2,731	1,973,028
3.80%, 05/15/28	2,412	2,381,084
3.85%, 09/01/32	2,275	2,127,405
4.15%, 03/15/46	2,446	1,933,637
4.50%, 03/15/49	2,549	2,077,813
4.95%, 06/01/33	2,345	2,306,895
5.50%, 09/15/36	1,775	1,779,844
5.55%, 07/01/54	3,005	2,791,036
5.63%, 03/01/55	3,425	3,211,515
5.90%, 12/01/52	1,825	1,789,015
American Electric Power Co., Inc.
2.30%, 03/01/30	2,261	2,063,164
3.20%, 11/13/27	2,958	2,909,139
3.25%, 03/01/50	1,637	1,046,546
5.20%, 01/15/29	5,000	5,042,812
5.63%, 03/01/33	3,231	3,291,833
113
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
5.75%, 11/01/27	$2,950	$2,984,521
5.95%, 11/01/32	2,214	2,289,289
6.95%, 12/15/54, (5-year CMT + 2.68%)(a)	3,650	3,833,076
7.05%, 12/15/54, (5-year CMT + 2.75%)(a)	2,310	2,387,626
Series C, 5.80%, 03/15/56, (5-year CMT + 2.13%)(a)	2,855	2,802,810
Series D, 6.05%, 03/15/56, (5-year CMT + 1.94%)(a)	1,835	1,785,110
Series J, 4.30%, 12/01/28	3,040	3,008,150
Appalachian Power Co.
4.40%, 05/15/44	1,544	1,250,364
4.45%, 06/01/45	1,758	1,410,865
4.50%, 08/01/32	2,205	2,126,495
5.65%, 04/01/34	1,930	1,947,046
7.00%, 04/01/38	2,175	2,375,579
Series AA, 2.70%, 04/01/31	2,172	1,961,594
Series Y, 4.50%, 03/01/49	1,880	1,485,993
Series Z, 3.70%, 05/01/50	2,830	1,939,866
Appalachian Power Recovery Funding LLC
Series A-2, 5.37%, 04/01/42	2,500	2,484,846
Series A-3, 5.84%, 04/01/48	2,500	2,483,593
Arizona Public Service Co.
2.20%, 12/15/31	1,980	1,706,412
2.60%, 08/15/29	2,855	2,678,326
2.65%, 09/15/50	2,341	1,336,203
2.95%, 09/15/27	2,124	2,092,692
3.35%, 05/15/50	1,262	817,181
3.50%, 12/01/49(b)	2,023	1,352,466
3.75%, 05/15/46	1,901	1,377,560
4.20%, 08/15/48	1,823	1,393,414
4.25%, 03/01/49	1,915	1,458,671
4.35%, 11/15/45	2,752	2,191,744
4.50%, 04/01/42	2,355	1,996,464
5.05%, 09/01/41	1,870	1,686,179
5.10%, 03/15/36	2,110	2,027,954
5.50%, 09/01/35	940	938,356
5.55%, 08/01/33	2,105	2,121,921
5.70%, 08/15/34	2,880	2,917,665
5.90%, 08/15/55	2,850	2,714,107
6.25%, 08/15/56	1,775	1,763,844
6.35%, 12/15/32	1,865	1,956,364
Atlantic City Electric Co.
2.30%, 03/15/31	2,069	1,843,178
4.00%, 10/15/28	2,547	2,512,324
Avangrid, Inc., 3.80%, 06/01/29	4,518	4,384,332
Avista Corp.
4.00%, 04/01/52	3,525	2,562,155
4.35%, 06/01/48	2,630	2,086,108
Baltimore Gas and Electric Co.
2.25%, 06/15/31(b)	3,280	2,895,748
2.90%, 06/15/50	1,955	1,172,708
3.20%, 09/15/49	2,160	1,382,796
3.50%, 08/15/46	2,480	1,745,257
3.75%, 08/15/47	1,509	1,089,936
4.25%, 09/15/48	1,694	1,314,285
4.55%, 06/01/52	2,422	1,919,004
5.15%, 06/01/33	2,590	2,567,184
5.30%, 06/01/34	1,795	1,783,614
5.40%, 06/01/53	3,255	2,929,500
5.45%, 06/01/35	3,260	3,243,093
5.65%, 06/01/54	1,680	1,566,608
Security	Par (000)	Value
Electric (continued)
6.05%, 06/01/56	$3,065	$3,000,378
6.35%, 10/01/36	1,600	1,693,625
Basin Electric Power Cooperative, 5.85%, 10/15/55	3,770	3,529,628
Berkshire Hathaway Energy Co.
1.65%, 05/15/31	2,931	2,516,448
2.85%, 05/15/51	3,305	1,921,856
3.25%, 04/15/28(b)	3,807	3,724,874
3.70%, 07/15/30	5,930	5,671,463
3.80%, 07/15/48	3,811	2,731,758
4.25%, 10/15/50	4,367	3,308,750
4.45%, 01/15/49	4,586	3,629,480
4.50%, 02/01/45	3,474	2,860,028
4.60%, 05/01/53	4,475	3,541,558
5.15%, 11/15/43	3,638	3,298,803
5.95%, 05/15/37	2,708	2,788,508
6.13%, 04/01/36	7,433	7,726,857
Black Hills Corp.
2.50%, 06/15/30	2,087	1,896,638
3.05%, 10/15/29	2,432	2,294,400
3.88%, 10/15/49	2,914	2,055,570
4.20%, 09/15/46	1,490	1,176,059
4.35%, 05/01/33	1,795	1,673,027
4.55%, 01/31/31	2,620	2,552,335
5.95%, 03/15/28	2,890	2,937,489
6.00%, 01/15/35	1,820	1,848,639
6.15%, 05/15/34	1,395	1,434,633
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42	2,365	1,813,329
3.60%, 03/01/52	2,960	2,047,534
3.95%, 03/01/48	3,078	2,336,908
4.50%, 04/01/44	3,045	2,571,660
4.80%, 03/15/30	2,975	2,964,320
4.95%, 04/01/33	2,675	2,625,468
5.05%, 03/01/35	2,065	2,012,506
5.15%, 03/01/34	1,410	1,395,063
5.20%, 10/01/28	3,155	3,188,019
5.30%, 04/01/53	1,830	1,664,938
Series AD, 2.90%, 07/01/50	1,380	845,427
Series AE, 2.35%, 04/01/31	1,825	1,630,907
Series AF, 3.35%, 04/01/51	2,940	1,946,273
Series AG, 3.00%, 03/01/32	2,065	1,864,589
Series AI, 4.45%, 10/01/32	2,885	2,776,316
Series AJ, 4.85%, 10/01/52	2,660	2,261,324
Series AQ, 4.95%, 08/15/35	1,060	1,023,183
Series AR, 4.85%, 04/01/36	1,380	1,316,861
Series K2, 6.95%, 03/15/33	735	803,407
CenterPoint Energy, Inc.
2.95%, 03/01/30	3,219	3,000,480
5.40%, 06/01/29	2,935	2,978,375
5.95%, 04/01/56, (5-year CMT + 2.22%)(a)	1,660	1,635,369
6.40%, 08/15/58, (5-year CMT + 1.89%)(a)	650	652,547
6.70%, 05/15/55, (5-year CMT + 2.59%)(a)	1,950	1,983,826
Series A, 7.00%, 02/15/55, (5-year CMT + 3.25%)(a)	2,520	2,598,043
Series B, 6.85%, 02/15/55, (5-year CMT + 2.95%)(a)(b)	2,760	2,856,146
Cleco Corporate Holdings LLC, 4.97%, 05/01/46	2,109	1,738,236
Cleveland Electric Illuminating Co. (The), 5.95%, 12/15/36	1,369	1,388,115
Schedule of Investments
114

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
CMS Energy Corp.
3.75%, 12/01/50, (5-year CMT + 2.90%)(a)	$1,720	$1,587,130
4.75%, 06/01/50, (5-year CMT + 4.12%)(a)	2,830	2,745,570
4.88%, 03/01/44	1,815	1,546,482
6.50%, 06/01/55, (5-year CMT + 1.96%)(a)	2,100	2,112,686
Commonwealth Edison Co.
2.20%, 03/01/30	2,065	1,887,530
3.00%, 03/01/50	2,870	1,774,811
3.15%, 03/15/32	1,345	1,222,704
3.65%, 06/15/46	3,334	2,414,020
3.70%, 08/15/28	3,895	3,830,677
3.70%, 03/01/45	1,820	1,350,493
3.80%, 10/01/42	1,074	840,087
4.00%, 03/01/48	3,840	2,883,742
4.00%, 03/01/49	2,001	1,497,132
4.35%, 11/15/45	2,371	1,915,976
4.55%, 06/01/31	2,105	2,064,212
4.60%, 08/15/43	1,335	1,141,911
4.70%, 01/15/44	1,915	1,648,101
4.90%, 02/01/33	1,415	1,395,622
5.30%, 06/01/34	1,555	1,554,725
5.30%, 02/01/53	2,150	1,915,250
5.65%, 06/01/54	1,555	1,455,975
5.85%, 06/01/56	2,925	2,815,813
5.90%, 03/15/36	2,924	3,013,190
5.95%, 06/01/55	3,340	3,247,891
6.45%, 01/15/38	2,132	2,274,244
Series 123, 3.75%, 08/15/47	3,220	2,338,202
Series 127, 3.20%, 11/15/49	1,788	1,154,393
Series 130, 3.13%, 03/15/51	1,220	765,572
Series 131, 2.75%, 09/01/51	1,130	651,529
Series 133, 3.85%, 03/15/52	1,880	1,337,068
Connecticut Light and Power Co. (The)
4.00%, 04/01/48	3,721	2,829,301
4.30%, 04/15/44	2,510	2,054,926
4.65%, 01/01/29	1,605	1,601,040
4.90%, 07/01/33	1,180	1,159,969
4.95%, 01/15/30	2,170	2,174,480
4.95%, 08/15/34	1,220	1,185,277
5.25%, 01/15/53	2,490	2,232,008
Series A, 2.05%, 07/01/31	2,150	1,876,470
Series A, 4.15%, 06/01/45	1,715	1,366,047
Consolidated Edison Co. of New York, Inc.
2.40%, 06/15/31	4,475	3,984,784
3.20%, 12/01/51	2,570	1,609,081
3.60%, 06/15/61	3,183	2,050,112
3.70%, 11/15/59	2,828	1,848,851
3.80%, 05/15/28	2,721	2,684,730
3.85%, 06/15/46	4,499	3,330,484
3.95%, 03/01/43	3,511	2,763,527
4.45%, 03/15/44	3,958	3,281,834
4.50%, 12/01/45	3,827	3,143,166
4.50%, 05/15/58	2,254	1,727,733
4.63%, 12/01/54	3,327	2,634,972
5.15%, 06/15/36(b)	2,185	2,130,987
5.20%, 03/01/33	2,140	2,140,434
5.38%, 05/15/34	2,410	2,410,854
5.50%, 03/15/34	3,401	3,445,959
5.70%, 06/15/40	2,177	2,150,380
5.70%, 05/15/54	4,160	3,902,588
5.75%, 11/15/55	3,085	2,902,600
Security	Par (000)	Value
Electric (continued)
5.88%, 06/15/56	$2,685	$2,561,859
5.90%, 11/15/53	5,000	4,804,543
6.15%, 11/15/52	4,080	4,078,856
Series 05-A, 5.30%, 03/01/35	1,230	1,223,302
Series 06-A, 5.85%, 03/15/36	2,312	2,371,156
Series 06-B, 6.20%, 06/15/36	1,202	1,259,726
Series 07-A, 6.30%, 08/15/37	1,583	1,662,901
Series 08-B, 6.75%, 04/01/38	2,493	2,718,297
Series 09-C, 5.50%, 12/01/39	2,911	2,837,980
Series 12-A, 4.20%, 03/15/42	2,273	1,875,144
Series 2017, 3.88%, 06/15/47	3,377	2,490,032
Series 20A, 3.35%, 04/01/30	3,894	3,695,347
Series 20B, 3.95%, 04/01/50	4,934	3,641,153
Series A, 4.13%, 05/15/49	4,187	3,153,152
Series B, 3.13%, 11/15/27	1,383	1,360,319
Series C, 3.00%, 12/01/60	2,448	1,364,857
Series C, 4.00%, 11/15/57	1,525	1,076,676
Series C, 4.30%, 12/01/56	2,059	1,537,886
Series D, 4.00%, 12/01/28	3,387	3,337,188
Series E, 4.65%, 12/01/48	4,074	3,336,737
Constellation Energy Generation LLC
3.75%, 03/01/31	530	499,340
3.90%, 01/08/28	4,615	4,568,860
4.40%, 01/15/31	2,280	2,216,592
4.55%, 06/01/29	4,500	4,460,209
4.63%, 02/01/29	370	366,118
4.80%, 01/15/32	2,685	2,628,255
5.00%, 02/01/31	1,540	1,525,428
5.30%, 06/01/36	3,400	3,295,536
5.60%, 03/01/28	4,075	4,126,180
5.60%, 06/15/42	4,323	4,119,161
5.75%, 10/01/41	1,861	1,823,151
5.75%, 03/15/54	5,235	4,921,723
5.80%, 03/01/33	2,680	2,744,436
5.88%, 01/15/66	2,380	2,219,328
6.13%, 01/15/34	1,480	1,539,571
6.25%, 10/01/39	3,562	3,639,754
6.50%, 10/01/53	5,105	5,249,672
Consumers Energy Co.
2.65%, 08/15/52(b)	1,357	776,279
3.10%, 08/15/50	3,700	2,359,033
3.25%, 08/15/46	2,758	1,905,413
3.50%, 08/01/51	3,116	2,122,531
3.60%, 08/15/32	1,490	1,381,830
3.75%, 02/15/50	2,091	1,494,768
3.80%, 11/15/28	1,126	1,106,367
3.95%, 05/15/43	1,591	1,271,698
3.95%, 07/15/47	1,803	1,368,244
4.05%, 05/15/48(b)	2,912	2,227,391
4.20%, 09/01/52	2,435	1,850,551
4.35%, 04/15/49	3,011	2,399,126
4.50%, 01/15/31	2,955	2,899,560
4.60%, 05/30/29	3,690	3,678,171
4.63%, 05/15/33	4,575	4,426,863
4.65%, 03/01/28	2,615	2,618,658
4.70%, 01/15/30	1,645	1,636,675
4.90%, 02/15/29	2,960	2,972,767
4.90%, 08/15/31	1,400	1,393,016
5.05%, 05/15/35	1,580	1,546,154
5.13%, 05/01/36	2,490	2,430,296
6.10%, 08/15/56	810	811,737
115
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Cumberland Combined Cycle Generation LLC, 5.82%, 05/15/56	$7,730	$7,614,047
Dayton Power & Light Co. (The)
3.95%, 06/15/49	3,070	2,226,740
4.55%, 08/15/30	825	807,182
Delmarva Power & Light Co., 4.15%, 05/15/45	2,049	1,620,643
Dominion Energy South Carolina, Inc.
4.60%, 06/15/43	1,915	1,642,048
5.10%, 06/01/65	2,170	1,839,283
5.30%, 05/15/33	1,775	1,781,184
5.45%, 02/01/41	1,395	1,344,705
6.05%, 01/15/38	2,715	2,799,628
6.25%, 10/15/53	2,250	2,297,931
6.63%, 02/01/32	745	798,457
Series 2025, 5.30%, 01/15/35	2,080	2,066,941
Series A, 2.30%, 12/01/31	2,470	2,158,464
Dominion Energy, Inc.
4.25%, 06/01/28	3,592	3,562,200
4.35%, 08/15/32	2,110	2,008,138
4.60%, 05/15/28	3,165	3,158,349
4.70%, 12/01/44	2,190	1,831,283
4.85%, 08/15/52	2,805	2,297,779
5.00%, 06/15/30	3,770	3,765,930
5.35%, 06/15/36	2,915	2,831,909
5.38%, 11/15/32	4,250	4,261,646
5.45%, 03/15/35	4,160	4,105,608
6.00%, 02/15/56, (5-year CMT + 2.26%)(a)	1,330	1,318,755
6.15%, 12/15/56, (5-year CMT + 1.87%)(a)	1,740	1,719,072
6.20%, 02/15/56, (5-year CMT + 2.01%)(a)	6,110	5,993,219
6.25%, 12/15/56, (5-year CMT + 1.70%)(a)	400	394,441
6.63%, 05/15/55, (5-year CMT + 2.21%)(a)	2,100	2,109,866
7.00%, 06/15/38	1,805	1,970,454
Series A, 4.60%, 03/15/49	1,920	1,527,064
Series A, 6.88%, 02/01/55, (5-year CMT + 2.39%)(a)	640	653,768
Series B, 3.30%, 04/15/41	2,710	1,988,523
Series B, 5.95%, 06/15/35	2,567	2,622,411
Series B, 7.00%, 06/01/54, (5-year CMT + 2.51%)(a)	4,310	4,478,890
Series C, 2.25%, 08/15/31	3,513	3,070,106
Series C, 3.38%, 04/01/30	7,539	7,137,705
Series C, 4.05%, 09/15/42	1,865	1,467,363
Series C, 4.90%, 08/01/41	2,460	2,173,304
Series E, 6.30%, 03/15/33	1,375	1,443,733
Series F, 5.25%, 08/01/33	2,765	2,732,308
DTE Electric Co.
2.25%, 03/01/30	2,817	2,581,300
2.95%, 03/01/50	3,372	2,105,385
3.70%, 03/15/45	2,670	1,992,128
3.70%, 06/01/46	2,385	1,751,062
3.75%, 08/15/47	2,627	1,925,763
3.95%, 03/01/49	3,154	2,348,640
4.30%, 07/01/44	1,716	1,404,546
5.20%, 04/01/33	2,945	2,950,852
5.20%, 03/01/34	2,355	2,349,056
5.25%, 05/15/35	3,080	3,045,784
5.40%, 04/01/53	2,945	2,707,998
5.85%, 05/15/55	3,040	2,941,110
Series A, 1.90%, 04/01/28	4,015	3,855,147
Series A, 3.00%, 03/01/32	2,445	2,218,845
Series A, 4.00%, 04/01/43	1,927	1,540,928
Security	Par (000)	Value
Electric (continued)
Series A, 4.05%, 05/15/48	$2,696	$2,061,468
Series A, 4.85%, 03/01/36	2,410	2,296,606
Series B, 3.25%, 04/01/51	2,856	1,856,910
Series B, 3.65%, 03/01/52	2,115	1,467,453
Series B, 5.55%, 03/01/56	3,045	2,824,042
Series C, 2.63%, 03/01/31	2,710	2,456,897
DTE Energy Co.
2.95%, 03/01/30	1,628	1,521,983
4.88%, 06/01/28	4,585	4,593,326
5.05%, 10/01/35	1,845	1,772,505
5.10%, 03/01/29	5,780	5,814,427
5.20%, 04/01/30	4,910	4,935,820
5.85%, 06/01/34	3,825	3,912,025
Series C, 3.40%, 06/15/29	3,180	3,053,929
Series C, 6.20%, 07/01/58, (5-year CMT + 1.81%)(a)	2,075	2,067,095
Duke Energy Carolinas LLC
2.45%, 08/15/29	2,484	2,326,373
2.45%, 02/01/30	2,855	2,639,182
2.55%, 04/15/31(b)	2,778	2,500,935
2.85%, 03/15/32	2,490	2,221,379
3.20%, 08/15/49	3,995	2,589,690
3.45%, 04/15/51	1,805	1,206,858
3.55%, 03/15/52	3,120	2,118,395
3.70%, 12/01/47	2,392	1,720,218
3.75%, 06/01/45	2,534	1,888,094
3.88%, 03/15/46	2,840	2,137,938
3.95%, 11/15/28	3,221	3,172,450
3.95%, 03/15/48	2,265	1,686,452
4.00%, 09/30/42	2,224	1,784,919
4.25%, 12/15/41	2,249	1,883,433
4.65%, 06/15/31	2,215	2,184,122
4.85%, 03/15/30	1,715	1,716,552
4.85%, 01/15/34	2,605	2,536,909
4.95%, 01/15/33	4,590	4,543,084
5.15%, 06/15/36	3,360	3,275,458
5.25%, 03/15/35	2,465	2,439,853
5.30%, 02/15/40	3,605	3,464,893
5.35%, 01/15/53	2,725	2,457,134
5.40%, 01/15/54	4,149	3,775,940
5.75%, 06/15/56	4,915	4,678,163
6.00%, 01/15/38	1,462	1,506,018
6.05%, 04/15/38	2,075	2,153,398
6.10%, 06/01/37	2,450	2,538,888
6.45%, 10/15/32	1,790	1,901,005
Series A, 6.00%, 12/01/28	1,804	1,851,563
Duke Energy Carolinas Nc Storm Funding II LLC
Series A-1, 4.23%, 07/01/37	987	956,039
Series A-2, 5.07%, 01/01/48	1,000	934,612
Duke Energy Carolinas SC Storm Funding LLC, Series A-1, 4.90%, 03/01/46	5,000	4,803,866
Duke Energy Corp.
2.45%, 06/01/30	3,910	3,566,677
2.55%, 06/15/31	3,705	3,307,677
3.30%, 06/15/41(b)	3,493	2,571,396
3.40%, 06/15/29	2,687	2,585,390
3.50%, 06/15/51	3,670	2,385,342
3.75%, 09/01/46	6,737	4,827,372
3.95%, 08/15/47	2,420	1,767,763
4.20%, 06/15/49	2,850	2,128,796
Schedule of Investments
116

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
4.30%, 03/15/28	$4,650	$4,625,137
4.50%, 08/15/32	5,230	5,039,634
4.80%, 12/15/45	3,044	2,580,783
4.85%, 01/05/29	2,305	2,306,824
4.95%, 09/15/35	3,685	3,521,574
5.00%, 12/08/27	2,520	2,530,476
5.00%, 08/15/52	5,305	4,406,974
5.45%, 06/15/34	3,350	3,349,213
5.70%, 09/15/55	4,015	3,683,640
5.75%, 09/15/33	2,910	2,970,816
5.80%, 06/15/54	3,280	3,047,052
6.10%, 09/15/53	3,275	3,190,281
6.45%, 09/01/54, (5-year CMT + 2.59%)(a)	1,515	1,545,030
Duke Energy Florida LLC
1.75%, 06/15/30	3,025	2,699,149
2.40%, 12/15/31	2,825	2,485,988
2.50%, 12/01/29	3,343	3,109,538
3.00%, 12/15/51	1,892	1,153,428
3.40%, 10/01/46	3,213	2,240,147
3.80%, 07/15/28	3,400	3,354,293
3.85%, 11/15/42	2,451	1,924,358
4.20%, 12/01/30	710	690,927
4.20%, 07/15/48	2,215	1,708,448
4.85%, 12/01/35	1,020	975,787
5.65%, 04/01/40	1,796	1,783,016
5.88%, 11/15/33	3,655	3,783,802
5.95%, 11/15/52	2,195	2,144,332
6.20%, 11/15/53	2,660	2,701,182
6.35%, 09/15/37	2,121	2,244,415
6.40%, 06/15/38	4,695	4,978,111
Duke Energy Florida Project Finance LLC
Series 2032, 2.86%, 03/01/33	855	775,347
Series 2035, 3.11%, 09/01/38(b)	1,485	1,254,513
Duke Energy Indiana LLC
2.75%, 04/01/50	3,120	1,825,810
3.75%, 05/15/46	1,854	1,367,098
5.25%, 03/01/34	2,340	2,327,917
5.40%, 04/01/53	2,220	2,001,326
5.90%, 05/15/55	1,545	1,500,781
6.12%, 10/15/35	1,419	1,476,492
6.35%, 08/15/38(b)	1,833	1,947,807
6.45%, 04/01/39	2,213	2,359,524
Series DDDD, 4.95%, 03/15/36	2,030	1,947,904
Series WWW, 4.90%, 07/15/43	1,559	1,387,042
Series YYY, 3.25%, 10/01/49	2,740	1,780,901
Duke Energy Ohio, Inc.
2.13%, 06/01/30	2,278	2,058,652
3.65%, 02/01/29	2,271	2,215,371
3.70%, 06/15/46	1,942	1,413,650
4.30%, 02/01/49	2,077	1,608,452
5.25%, 04/01/33	1,775	1,773,526
5.30%, 06/15/35	2,170	2,140,908
5.55%, 03/15/54	2,050	1,887,231
5.65%, 04/01/53	1,565	1,462,700
Duke Energy Progress LLC
2.00%, 08/15/31	2,915	2,545,985
2.50%, 08/15/50	1,330	735,426
2.90%, 08/15/51	2,469	1,471,324
3.40%, 04/01/32	2,375	2,185,242
3.45%, 03/15/29	3,102	3,009,489
3.60%, 09/15/47	2,766	1,956,217
Security	Par (000)	Value
Electric (continued)
3.70%, 09/01/28	$2,666	$2,619,344
3.70%, 10/15/46	2,624	1,908,644
4.00%, 04/01/52	1,650	1,203,528
4.10%, 05/15/42	1,630	1,326,879
4.10%, 03/15/43	1,889	1,519,988
4.15%, 12/01/44	2,699	2,142,265
4.20%, 08/15/45	2,174	1,726,857
4.38%, 03/30/44	2,217	1,824,967
5.05%, 03/15/35	3,435	3,353,512
5.10%, 03/15/34	2,700	2,688,338
5.25%, 03/15/33	2,415	2,424,091
5.35%, 03/15/53	2,445	2,197,879
5.55%, 03/15/55	2,565	2,372,188
6.30%, 04/01/38	1,440	1,518,859
Edison International
4.13%, 03/15/28	2,985	2,930,776
4.80%, 03/15/31	2,670	2,556,262
5.00%, 05/05/28	1,455	1,451,984
5.25%, 11/15/28	3,105	3,089,267
5.25%, 03/15/32	1,810	1,750,628
5.45%, 06/15/29	2,975	2,979,022
6.25%, 03/15/30	960	971,628
6.95%, 11/15/29	2,945	3,044,131
El Paso Electric Co.
5.00%, 12/01/44	1,401	1,191,354
6.00%, 05/15/35	1,029	1,037,922
Emera U.S. Finance LLC
4.50%, 04/01/29	1,410	1,393,202
5.20%, 04/01/33	865	849,211
Emera U.S. Finance LP
2.64%, 06/15/31	2,440	2,172,184
4.75%, 06/15/46	7,011	5,787,395
Enel Chile SA, 4.88%, 06/12/28	4,682	4,684,853
Entergy Arkansas LLC
2.65%, 06/15/51	3,203	1,800,818
3.35%, 06/15/52	2,190	1,411,031
4.00%, 06/01/28	1,940	1,919,859
4.20%, 04/01/49	2,874	2,201,587
4.95%, 01/15/36	1,980	1,897,253
5.15%, 01/15/33	2,120	2,111,529
5.30%, 09/15/33	1,465	1,467,113
5.45%, 06/01/34	2,600	2,619,350
5.75%, 06/01/54	1,805	1,707,190
5.75%, 01/15/56	1,980	1,869,727
Entergy Corp.
1.90%, 06/15/28	3,140	2,986,924
2.40%, 06/15/31	2,750	2,428,631
2.80%, 06/15/30	3,162	2,918,327
3.75%, 06/15/50	2,994	2,086,286
5.88%, 06/15/56, (5-year CMT + 2.18%)(a)	1,560	1,534,939
6.10%, 06/15/56, (5-year CMT + 2.01%)(a)	2,930	2,868,937
6.50%, 12/15/56, (5-year CMT + 1.88%)(a)	1,495	1,491,724
6.50%, 12/15/58, (5-year CMT + 2.03%)(a)	2,475	2,464,052
7.13%, 12/01/54, (5-year CMT + 2.67%)(a)	2,040	2,099,303
Entergy Louisiana LLC
1.60%, 12/15/30	1,793	1,562,659
2.35%, 06/15/32	2,100	1,809,292
2.90%, 03/15/51	3,550	2,109,121
3.05%, 06/01/31(b)	2,245	2,060,815
3.10%, 06/15/41	1,471	1,077,670
3.12%, 09/01/27	2,345	2,321,002
117
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
3.25%, 04/01/28	$2,589	$2,536,378
4.00%, 03/15/33	3,552	3,306,934
4.20%, 09/01/48	4,281	3,280,063
4.20%, 04/01/50	3,201	2,427,064
4.75%, 09/15/52	2,420	1,998,466
4.90%, 04/15/36	2,490	2,367,281
4.95%, 01/15/45	2,340	2,046,099
5.15%, 09/15/34	3,460	3,409,465
5.35%, 03/15/34	2,080	2,084,817
5.50%, 09/15/36	2,220	2,199,134
5.65%, 04/15/56	2,615	2,430,690
5.70%, 03/15/54	3,285	3,079,612
5.80%, 03/15/55	2,835	2,684,824
6.20%, 09/15/56	2,270	2,268,202
Entergy Mississippi LLC
2.85%, 06/01/28	2,473	2,399,156
3.50%, 06/01/51	1,945	1,296,633
3.85%, 06/01/49	2,224	1,603,587
5.00%, 09/01/33	1,580	1,549,438
5.05%, 04/15/36	1,040	996,665
5.80%, 04/15/55	2,490	2,360,775
5.85%, 06/01/54	1,875	1,782,899
Entergy Texas, Inc.
1.75%, 03/15/31	3,350	2,909,487
3.55%, 09/30/49	2,615	1,789,452
4.00%, 03/30/29	1,852	1,818,215
4.50%, 03/30/39	1,205	1,065,888
5.00%, 09/15/52	1,800	1,523,051
5.20%, 06/15/36	2,415	2,344,226
5.25%, 04/15/35	2,315	2,275,083
5.55%, 09/15/54	2,005	1,835,193
5.80%, 09/01/53	1,780	1,695,655
Evergy Kansas Central, Inc.
3.25%, 09/01/49	2,023	1,323,902
3.45%, 04/15/50	2,125	1,437,167
4.10%, 04/01/43	2,260	1,828,859
4.13%, 03/01/42	2,692	2,221,689
4.25%, 12/01/45	1,959	1,560,538
4.70%, 03/13/28	1,580	1,579,122
5.25%, 03/15/35	2,120	2,081,676
5.30%, 07/01/36	1,740	1,706,252
5.70%, 03/15/53	1,935	1,843,257
5.90%, 11/15/33	1,428	1,477,115
Evergy Metro, Inc.
4.20%, 06/15/47	2,000	1,570,597
4.20%, 03/15/48	2,054	1,594,281
4.95%, 04/15/33	2,000	1,959,605
5.13%, 08/15/35	1,320	1,281,192
5.30%, 10/01/41	2,261	2,127,183
5.40%, 04/01/34	1,465	1,466,275
Series 2019, 4.13%, 04/01/49	1,883	1,463,660
Series 2020, 2.25%, 06/01/30	2,563	2,331,590
Evergy, Inc.
2.90%, 09/15/29	5,372	5,062,959
4.25%, 03/15/29	1,195	1,177,498
6.40%, 02/15/57, (5-year CMT + 2.02%)(a)	30	30,169
6.65%, 06/01/55, (5-year CMT + 2.56%)(a)	920	928,696
Eversource Energy
2.55%, 03/15/31	1,690	1,512,453
3.38%, 03/01/32	2,936	2,671,410
3.45%, 01/15/50	3,395	2,249,552
Security	Par (000)	Value
Electric (continued)
4.45%, 12/15/30	$1,855	$1,805,861
5.13%, 05/15/33	3,500	3,437,429
5.45%, 03/01/28	6,040	6,096,636
5.50%, 01/01/34	2,585	2,582,364
5.85%, 04/15/31(b)	3,835	3,933,084
5.95%, 02/01/29	3,965	4,059,037
5.95%, 07/15/34	3,085	3,166,485
Series A, 6.10%, 08/15/56, (5-year CMT + 2.52%)(a)	730	722,071
Series B, 6.35%, 08/15/56, (5-year CMT + 2.33%)(a)	740	737,920
Series M, 3.30%, 01/15/28	2,216	2,173,393
Series O, 4.25%, 04/01/29	2,866	2,823,787
Series R, 1.65%, 08/15/30	3,101	2,723,255
Exelon Corp.
3.35%, 03/15/32	1,775	1,619,701
4.05%, 04/15/30	6,000	5,809,499
4.10%, 03/15/52	3,055	2,220,298
4.45%, 04/15/46	3,213	2,560,930
4.70%, 04/15/50	3,097	2,483,560
4.95%, 06/15/35	2,124	2,016,384
4.95%, 03/15/36	4,320	4,091,334
5.10%, 06/15/45	3,145	2,751,222
5.13%, 03/15/31	2,465	2,469,040
5.15%, 03/15/28	4,370	4,397,237
5.15%, 03/15/29(b)	2,815	2,836,042
5.30%, 03/15/33	4,305	4,292,251
5.45%, 03/15/34	3,510	3,504,498
5.60%, 03/15/53	4,745	4,312,087
5.63%, 06/15/35	2,674	2,673,630
5.88%, 03/15/55	2,295	2,166,252
6.50%, 03/15/55, (5-year CMT + 1.98%)(a)	690	695,143
FirstEnergy Corp.
2.65%, 03/01/30	4,380	4,036,830
Series B, 2.25%, 09/01/30	1,830	1,634,648
Series C, 3.40%, 03/01/50	4,850	3,153,231
Series C, 4.85%, 07/15/47	4,150	3,441,115
FirstEnergy Pennsylvania Electric Co.
4.15%, 03/15/28(c)	2,015	2,000,318
4.55%, 03/15/31(c)	1,875	1,833,403
FirstEnergy Transmission LLC
4.55%, 01/15/30	1,735	1,710,670
4.75%, 01/15/33	1,920	1,853,909
5.00%, 01/15/35	1,965	1,895,054
Florida Power & Light Co.
2.45%, 02/03/32	6,733	5,928,816
2.88%, 12/04/51	5,652	3,365,469
3.15%, 10/01/49	3,879	2,496,724
3.70%, 12/01/47	3,237	2,338,210
3.80%, 12/15/42	2,306	1,803,286
3.95%, 03/01/48	4,752	3,570,732
3.99%, 03/01/49	2,905	2,171,784
4.05%, 06/01/42	2,750	2,243,804
4.05%, 10/01/44	2,723	2,139,039
4.13%, 02/01/42	2,973	2,457,688
4.13%, 06/01/48	2,591	1,984,743
4.40%, 05/15/28	4,265	4,254,192
4.63%, 05/15/30	4,580	4,553,854
4.70%, 02/15/36	3,110	2,940,310
4.80%, 05/15/33	3,715	3,638,091
4.95%, 06/01/35	2,624	2,546,951
Schedule of Investments
118

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
5.00%, 08/01/34	$1,710	$1,677,213
5.05%, 04/01/28	6,925	6,979,655
5.10%, 04/01/33	3,600	3,583,243
5.13%, 06/01/36	2,660	2,598,774
5.15%, 06/15/29	5,306	5,369,630
5.25%, 02/01/41	1,964	1,860,873
5.30%, 06/15/34	6,100	6,104,514
5.30%, 04/01/53	3,515	3,145,994
5.60%, 06/15/54	3,940	3,689,525
5.60%, 02/15/66	4,175	3,802,927
5.63%, 04/01/34	2,955	3,009,257
5.65%, 02/01/37	1,770	1,800,347
5.69%, 03/01/40	2,083	2,073,883
5.70%, 03/15/55	4,050	3,844,044
5.75%, 06/01/56	4,305	4,110,169
5.80%, 03/15/65	1,813	1,706,855
5.90%, 06/01/66	4,075	3,882,693
5.95%, 02/01/38	2,613	2,688,265
5.96%, 04/01/39	1,910	1,954,567
Georgia Power Co.
4.00%, 10/01/28	2,630	2,599,226
4.30%, 03/15/42	5,038	4,230,662
4.30%, 03/15/43	1,857	1,538,238
4.55%, 03/15/30	2,790	2,760,526
4.60%, 06/15/29	2,500	2,491,238
4.65%, 05/16/28	3,680	3,683,485
4.70%, 05/15/32	3,015	2,961,234
4.85%, 03/15/31	7,868	7,818,146
4.95%, 05/17/33	5,180	5,113,538
5.13%, 05/15/52	3,970	3,498,788
5.20%, 03/15/35	3,390	3,351,088
5.25%, 03/15/34	4,370	4,353,029
5.50%, 10/01/55	2,495	2,295,020
Series 10-C, 4.75%, 09/01/40	2,744	2,483,119
Series A, 3.25%, 03/15/51	3,800	2,435,946
Series B, 2.65%, 09/15/29	3,372	3,167,767
Series B, 3.70%, 01/30/50	2,173	1,534,484
Hydro One, Inc., 4.75%, 05/30/31	2,590	2,557,060
Iberdrola International BV, 6.75%, 07/15/36	1,617	1,760,868
Idaho Power Co.
4.85%, 03/01/36	1,465	1,394,354
5.20%, 08/15/34	880	875,518
5.50%, 03/15/53	2,100	1,948,386
5.70%, 03/15/55	2,255	2,125,552
5.80%, 04/01/54	1,300	1,250,325
Series K, 4.20%, 03/01/48	2,591	2,017,882
Indiana Michigan Power Co.
3.25%, 05/01/51	2,280	1,448,333
3.85%, 05/15/28	2,059	2,032,617
4.25%, 08/15/48	1,875	1,456,099
5.60%, 03/15/56	4,295	3,981,401
5.63%, 04/01/53	2,110	1,972,135
6.05%, 03/15/37	985	1,020,003
Series K, 4.55%, 03/15/46	2,163	1,792,919
Series L, 3.75%, 07/01/47	1,293	937,164
Interstate Power and Light Co.
2.30%, 06/01/30	1,662	1,508,901
3.10%, 11/30/51	1,765	1,087,903
3.50%, 09/30/49	1,829	1,253,491
3.60%, 04/01/29	2,547	2,470,641
3.70%, 09/15/46	1,703	1,233,403
Security	Par (000)	Value
Electric (continued)
4.10%, 09/26/28	$3,221	$3,178,684
4.95%, 09/30/34	1,185	1,139,559
5.10%, 09/30/31	2,230	2,222,899
5.45%, 09/30/54	1,745	1,571,988
5.60%, 06/29/35	2,575	2,586,655
5.60%, 10/01/55	1,765	1,628,311
5.70%, 10/15/33	1,145	1,164,242
6.25%, 07/15/39	1,220	1,257,315
IPALCO Enterprises, Inc.
4.25%, 05/01/30	2,775	2,685,788
5.75%, 04/01/34	1,735	1,697,619
ITC Holdings Corp.
3.35%, 11/15/27	2,005	1,974,015
5.30%, 07/01/43	2,046	1,864,565
Jersey Central Power & Light Co.
4.15%, 01/15/29	2,480	2,447,855
4.40%, 01/15/31	2,550	2,477,770
4.60%, 01/15/30	940	927,526
5.10%, 01/15/35	1,550	1,515,869
5.15%, 01/15/36	2,180	2,117,171
John Sevier Combined Cycle Generation LLC, 4.63%, 01/15/42	584	550,851
Johnsonville Aeroderivative Combustion Turbine Generation LLC, 5.08%, 10/01/54	1,325	1,205,685
Kentucky Utilities Co.
3.30%, 06/01/50	1,890	1,232,722
4.38%, 10/01/45	2,866	2,326,161
5.13%, 11/01/40	3,514	3,265,943
5.45%, 04/15/33	1,810	1,824,150
5.85%, 08/15/55	2,030	1,949,091
Louisville Gas and Electric Co.
4.25%, 04/01/49	2,165	1,684,712
5.45%, 04/15/33	1,900	1,915,870
5.85%, 08/15/55	2,520	2,416,725
MidAmerican Energy Co.
2.70%, 08/01/52	1,815	1,051,303
3.15%, 04/15/50	3,332	2,135,745
3.65%, 04/15/29	4,280	4,167,883
3.65%, 08/01/48	3,593	2,564,412
3.95%, 08/01/47	2,618	1,972,500
4.25%, 05/01/46	1,955	1,556,609
4.25%, 07/15/49	4,419	3,442,341
4.40%, 10/15/44	2,162	1,782,950
4.80%, 09/15/43(b)	1,817	1,587,618
5.30%, 02/01/55	2,560	2,291,722
5.35%, 01/15/34	1,510	1,521,765
5.50%, 11/15/56	1,490	1,372,571
5.75%, 11/01/35	1,050	1,079,971
5.80%, 10/15/36	1,564	1,618,450
5.85%, 09/15/54	3,935	3,805,794
6.75%, 12/30/31	1,715	1,852,580
Mississippi Power Co.
3.95%, 03/30/28	1,870	1,850,772
Series 12-A, 4.25%, 03/15/42	2,061	1,690,875
Series B, 3.10%, 07/30/51	1,638	1,014,300
Monongahela Power Co., 4.45%, 08/15/29(c)	1,315	1,300,647
National Grid PLC
5.41%, 06/09/36	2,255	2,198,335
5.42%, 01/11/34	2,530	2,520,758
5.60%, 06/12/28	2,250	2,280,541
5.81%, 06/12/33	2,777	2,843,566
119
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
National Grid USA, 5.80%, 04/01/35	$982	$1,003,553
National Rural Utilities Cooperative Finance Corp.
1.35%, 03/15/31	2,369	2,025,530
1.65%, 06/15/31	2,095	1,798,057
2.40%, 03/15/30	2,715	2,498,242
2.75%, 04/15/32	2,300	2,030,047
3.40%, 02/07/28	3,570	3,511,007
3.70%, 03/15/29	2,020	1,967,011
3.90%, 11/01/28	2,183	2,144,353
3.95%, 12/10/27	2,275	2,261,368
4.02%, 11/01/32	2,109	1,978,216
4.12%, 09/16/27	2,170	2,163,635
4.15%, 12/15/32	1,800	1,701,658
4.30%, 12/10/30	1,900	1,850,625
4.30%, 03/15/49	3,149	2,504,851
4.40%, 05/11/29	1,340	1,326,042
4.40%, 11/01/48	4,020	3,219,828
4.75%, 02/07/28	1,195	1,196,733
4.80%, 03/15/28	3,730	3,738,307
4.85%, 02/07/29	2,350	2,355,883
4.95%, 02/07/30	1,145	1,146,081
5.00%, 02/07/31	2,095	2,096,536
5.00%, 08/15/31	1,835	1,823,381
5.00%, 08/15/34	730	714,483
5.05%, 09/15/28	2,384	2,398,848
5.15%, 06/15/29	2,710	2,734,420
5.80%, 01/15/33	3,140	3,241,832
7.13%, 09/15/53, (5-year CMT + 3.53%)(a)	2,230	2,292,806
Series C, 8.00%, 03/01/32	2,028	2,298,353
Series D, 4.05%, 02/09/29	3,055	3,003,154
Series D, 4.15%, 08/25/28	2,610	2,585,785
Nevada Power Co.
5.90%, 05/01/53	1,385	1,333,796
6.00%, 03/15/54	2,375	2,314,391
6.25%, 05/15/55, (5-year CMT + 1.94%)(a)	340	339,159
Series CC, 3.70%, 05/01/29	2,564	2,495,083
Series DD, 2.40%, 05/01/30	2,080	1,902,512
Series EE, 3.13%, 08/01/50(b)	1,825	1,156,570
Series N, 6.65%, 04/01/36	1,765	1,887,209
Series R, 6.75%, 07/01/37	1,695	1,828,760
NextEra Energy Capital Holdings, Inc.
1.90%, 06/15/28	6,130	5,839,662
2.25%, 06/01/30	9,573	8,678,859
2.44%, 01/15/32	4,788	4,168,056
2.75%, 11/01/29	5,475	5,143,031
3.00%, 01/15/52	2,595	1,525,426
3.50%, 04/01/29	3,402	3,294,471
4.40%, 03/01/31	6,450	6,303,594
4.69%, 09/01/27	3,535	3,543,697
4.80%, 12/01/77, (3-mo. SOFR US + 2.67%)(a)	2,713	2,681,458
4.85%, 02/04/28	3,150	3,160,421
4.90%, 02/28/28	6,515	6,538,813
4.90%, 03/15/29	5,185	5,196,116
5.00%, 02/28/30	5,065	5,068,650
5.00%, 07/15/32	4,482	4,434,498
5.05%, 03/15/30	5,725	5,741,977
5.05%, 02/28/33	4,435	4,367,771
5.25%, 03/15/34	5,830	5,761,473
5.25%, 02/28/53	5,730	4,938,904
Security	Par (000)	Value
Electric (continued)
5.30%, 03/15/32	$3,025	$3,034,425
5.45%, 03/15/35	4,730	4,686,475
5.55%, 03/15/54	3,700	3,311,972
5.65%, 05/01/79(a)	1,566	1,558,812
5.85%, 03/01/56	2,825	2,636,476
5.90%, 03/15/55	3,465	3,253,755
6.38%, 08/15/55, (5-year CMT + 2.05%)(a)	610	614,035
6.50%, 08/15/55, (5-year CMT + 1.98%)(a)	1,100	1,105,620
6.70%, 09/01/54, (5-year CMT + 2.36%)(a)	1,480	1,504,168
6.75%, 06/15/54, (5-year CMT + 2.46%)(a)	4,600	4,713,786
Series AA, 6.00%, 10/01/56, (5-year CMT + 1.84%)(a)	5,540	5,468,252
Series BB, 6.20%, 10/01/56, (5-year CMT + 1.77%)(a)	5,610	5,470,066
Series CC, 6.63%, 10/01/66, (5-year CMT + 1.69%)(a)	3,875	3,777,670
Northern States Power Co.
2.25%, 04/01/31	2,570	2,290,892
2.60%, 06/01/51	3,479	2,020,146
2.90%, 03/01/50	1,289	809,902
3.20%, 04/01/52	1,380	906,591
3.40%, 08/15/42	2,028	1,516,340
3.60%, 09/15/47	2,673	1,923,801
4.50%, 06/01/52	1,980	1,582,475
4.85%, 05/15/36	4,150	3,968,766
5.05%, 05/15/35	3,335	3,264,457
5.10%, 05/15/53	3,790	3,300,095
5.35%, 11/01/39	1,950	1,897,649
5.40%, 03/15/54	2,905	2,657,085
5.55%, 05/15/56	2,900	2,688,608
5.65%, 06/15/54	2,085	1,966,809
5.65%, 05/15/55	2,050	1,929,109
6.20%, 07/01/37	1,653	1,741,178
6.25%, 06/01/36	1,390	1,468,736
NorthWestern Corp., 4.18%, 11/15/44	525	420,442
NSTAR Electric Co.
1.95%, 08/15/31	1,416	1,226,761
3.10%, 06/01/51	2,260	1,427,510
3.25%, 05/15/29	1,957	1,882,767
3.95%, 04/01/30	2,297	2,218,560
4.40%, 03/01/44	1,585	1,322,682
4.55%, 06/01/52	2,505	2,015,575
4.65%, 05/15/31	4,670	4,591,363
4.85%, 03/01/30	2,145	2,138,687
4.95%, 09/15/52	1,940	1,659,046
5.20%, 03/01/35	3,220	3,171,662
5.20%, 05/15/36	1,320	1,292,514
5.40%, 06/01/34	2,660	2,659,970
5.50%, 03/15/40	1,275	1,242,127
NYSEG Storm Funding LLC, Series A-2, 4.87%, 05/01/32	2,000	1,985,558
OGE Energy Corp., 5.45%, 05/15/29	2,240	2,266,939
Oglethorpe Power Corp.
3.75%, 08/01/50	2,260	1,558,193
4.50%, 04/01/47	3,140	2,510,102
5.05%, 10/01/48	2,880	2,472,495
5.25%, 09/01/50	2,017	1,767,318
5.38%, 11/01/40	2,180	2,073,275
5.80%, 06/01/54	1,460	1,363,095
5.90%, 02/01/55	1,660	1,571,953
5.95%, 11/01/39	1,511	1,522,498
Schedule of Investments
120

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
6.20%, 12/01/53	$2,435	$2,406,925
Ohio Edison Co., 6.88%, 07/15/36	1,540	1,683,649
Ohio Power Co.
4.00%, 06/01/49	2,237	1,633,975
4.15%, 04/01/48	2,022	1,524,018
5.00%, 06/01/33	1,735	1,696,874
5.65%, 06/01/34	2,220	2,243,667
Series P, 2.60%, 04/01/30	2,048	1,896,213
Series Q, 1.63%, 01/15/31	3,041	2,632,940
Series R, 2.90%, 10/01/51	2,770	1,615,720
Oklahoma Gas and Electric Co.
3.25%, 04/01/30	2,321	2,189,325
3.30%, 03/15/30	1,951	1,843,980
3.80%, 08/15/28	2,987	2,945,455
3.85%, 08/15/47	2,109	1,558,920
4.15%, 04/01/47	2,030	1,573,800
5.40%, 01/15/33	2,475	2,500,869
5.60%, 04/01/53	3,900	3,637,779
5.80%, 04/01/55	2,105	2,014,798
5.90%, 04/01/56	2,370	2,296,811
Oncor Electric Delivery Co. LLC
2.70%, 11/15/51	2,710	1,523,483
2.75%, 05/15/30	2,937	2,720,314
3.10%, 09/15/49	3,360	2,109,684
3.70%, 11/15/28	4,418	4,326,051
3.70%, 05/15/50	2,146	1,498,205
3.75%, 04/01/45	2,806	2,094,581
3.80%, 09/30/47	2,107	1,544,550
3.80%, 06/01/49	2,088	1,490,419
4.10%, 11/15/48	2,105	1,592,855
4.15%, 06/01/32	2,140	2,034,442
4.30%, 05/15/28	1,710	1,700,814
4.50%, 03/15/31(c)	5,025	4,905,809
4.55%, 09/15/32	3,010	2,911,838
4.55%, 12/01/41	2,351	2,025,753
4.60%, 06/01/52	1,670	1,332,218
4.65%, 11/01/29	2,825	2,806,746
4.95%, 09/15/52	4,045	3,418,062
5.25%, 09/30/40	1,752	1,645,780
5.30%, 06/01/42	1,793	1,673,961
5.35%, 04/01/35	2,190	2,181,282
5.35%, 10/01/52	1,420	1,279,216
5.55%, 06/15/54	3,625	3,342,116
5.65%, 11/15/33	3,450	3,522,276
5.75%, 03/15/29	1,829	1,868,480
5.80%, 04/01/55	2,290	2,185,262
5.90%, 03/15/56(c)	5,185	5,006,466
7.00%, 05/01/32	1,769	1,934,099
7.25%, 01/15/33	1,762	1,953,838
7.50%, 09/01/38	1,304	1,512,153
Pacific Gas and Electric Co.
2.50%, 02/01/31	9,533	8,497,121
3.00%, 06/15/28	4,115	3,985,230
3.25%, 06/01/31	4,595	4,206,068
3.30%, 08/01/40	4,437	3,239,755
3.50%, 08/01/50	8,705	5,549,245
3.75%, 07/01/28	4,534	4,439,011
3.75%, 08/15/42	2,003	1,472,670
3.95%, 12/01/47	3,938	2,766,856
4.00%, 12/01/46	2,659	1,922,148
4.20%, 03/01/29	2,245	2,201,791
Security	Par (000)	Value
Electric (continued)
4.20%, 06/01/41	$2,217	$1,755,850
4.25%, 03/15/46	2,372	1,794,056
4.30%, 03/15/45	2,909	2,229,745
4.40%, 03/01/32	2,535	2,415,487
4.45%, 04/15/42	2,106	1,701,270
4.50%, 07/01/40	8,578	7,119,744
4.55%, 07/01/30	13,854	13,511,187
4.60%, 06/15/43	1,797	1,457,955
4.65%, 08/01/28	2,068	2,060,845
4.75%, 02/15/44	3,410	2,800,549
4.95%, 07/01/50	14,072	11,218,089
5.00%, 06/04/28	3,265	3,273,262
5.05%, 11/15/31	3,750	3,696,411
5.05%, 10/15/32	2,510	2,454,936
5.20%, 05/01/36	3,305	3,129,385
5.25%, 02/01/32	3,400	3,376,361
5.25%, 03/01/52	2,625	2,206,352
5.55%, 05/15/29	4,255	4,316,721
5.60%, 08/15/36	2,950	2,871,153
5.70%, 03/01/35	3,485	3,461,835
5.80%, 05/15/34	4,645	4,662,019
5.85%, 11/01/36	3,430	3,395,916
5.90%, 06/15/32	3,110	3,174,421
5.90%, 10/01/54	3,735	3,389,060
6.00%, 08/15/35	3,555	3,590,428
6.00%, 05/01/56	3,615	3,298,074
6.10%, 01/15/29	5,915	6,052,954
6.10%, 10/15/55	3,500	3,240,053
6.15%, 01/15/33	3,795	3,901,232
6.15%, 03/01/55	3,515	3,306,726
6.30%, 08/15/56	3,275	3,110,433
6.40%, 06/15/33	4,645	4,815,956
6.70%, 04/01/53	3,455	3,497,373
6.75%, 01/15/53	6,975	6,992,498
6.95%, 03/15/34	3,915	4,212,278
PacifiCorp
2.70%, 09/15/30	2,590	2,360,232
2.90%, 06/15/52	4,830	2,737,241
3.30%, 03/15/51	2,464	1,520,408
3.50%, 06/15/29	2,455	2,360,698
4.10%, 02/01/42	1,233	960,790
4.13%, 01/15/49	2,965	2,157,926
4.15%, 02/15/50	2,857	2,072,998
4.25%, 03/15/29	1,385	1,362,185
4.65%, 04/15/29	2,270	2,252,646
5.10%, 02/15/29	3,245	3,260,128
5.10%, 04/15/31	2,270	2,257,183
5.25%, 06/15/35	1,434	1,373,056
5.30%, 02/15/31	3,900	3,912,496
5.35%, 12/01/53	5,040	4,316,220
5.45%, 04/15/33	3,520	3,505,361
5.45%, 02/15/34	4,460	4,417,420
5.50%, 05/15/54	4,650	4,068,364
5.75%, 04/01/37	1,900	1,861,077
5.80%, 04/15/36	3,470	3,464,819
5.80%, 01/15/55	6,550	5,945,779
6.00%, 01/15/39	3,038	3,017,590
6.10%, 08/01/36	1,635	1,654,311
6.25%, 10/15/37	2,466	2,511,527
6.35%, 07/15/38	1,490	1,521,196
7.70%, 11/15/31	1,415	1,563,046
121
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
PECO Energy Co.
2.80%, 06/15/50	$990	$587,665
2.85%, 09/15/51	1,750	1,031,036
3.00%, 09/15/49	1,945	1,217,093
3.05%, 03/15/51	1,270	785,873
3.70%, 09/15/47	1,821	1,315,777
3.90%, 03/01/48	3,047	2,263,172
4.15%, 10/01/44	1,465	1,168,838
4.38%, 08/15/52	1,990	1,543,031
4.60%, 05/15/52	1,820	1,463,640
4.88%, 09/15/35	2,800	2,704,113
4.90%, 06/15/33	2,797	2,759,517
5.00%, 09/01/31	3,295	3,288,682
5.25%, 09/15/54	2,490	2,208,497
5.65%, 09/15/55	2,580	2,423,744
5.95%, 10/01/36	1,635	1,689,053
PG&E Recovery Funding LLC
5.05%, 07/15/34	2,746	2,742,482
Series A-1, 4.84%, 06/01/35	3,019	2,990,600
Series A-2, 5.23%, 06/01/42	4,000	3,901,684
Series A-2, 5.26%, 01/15/40	825	815,320
Series A-3, 5.53%, 06/01/51	1,980	1,895,107
PG&E Wildfire Recovery Funding LLC
Series A-1, 4.02%, 06/01/33	2,265	2,219,759
Series A-2, 4.26%, 06/01/38	10,350	9,732,640
Series A-2, 4.72%, 06/01/37	2,575	2,483,238
Series A-3, 4.38%, 06/03/41	4,000	3,625,694
Series A-3, 5.08%, 06/01/43	2,300	2,174,052
Series A-4, 4.45%, 12/01/49	20,000	16,770,999
Series A-4, 5.21%, 12/01/49	2,540	2,330,439
Series A-5, 4.67%, 12/01/53	3,090	2,571,704
Series A-5, 5.10%, 06/01/54	2,030	1,786,774
Pinnacle West Capital Corp.
4.65%, 06/01/29	1,465	1,456,267
4.90%, 05/15/28	2,705	2,711,414
5.15%, 05/15/30	1,420	1,425,743
Potomac Electric Power Co.
4.15%, 03/15/43	3,009	2,437,798
5.20%, 03/15/34	1,800	1,785,734
5.50%, 03/15/54	1,490	1,370,098
6.50%, 11/15/37	1,560	1,668,150
PPL Capital Funding, Inc.
4.13%, 04/15/30	2,190	2,124,331
5.25%, 09/01/34	1,695	1,666,743
PPL Electric Utilities Corp.
3.00%, 10/01/49	1,192	749,190
3.95%, 06/01/47	2,443	1,849,178
4.13%, 06/15/44	1,793	1,435,146
4.15%, 10/01/45	2,245	1,776,793
4.15%, 06/15/48	2,830	2,192,543
4.75%, 07/15/43	2,085	1,857,203
4.85%, 02/15/34	2,605	2,536,715
5.00%, 05/15/33	2,820	2,788,909
5.25%, 05/15/53	3,620	3,231,181
5.55%, 08/15/55	2,945	2,743,982
5.75%, 05/15/56	2,910	2,774,192
6.25%, 05/15/39	1,100	1,153,245
Progress Energy, Inc.
6.00%, 12/01/39	2,852	2,875,476
7.00%, 10/30/31	2,025	2,185,692
7.75%, 03/01/31	2,934	3,234,661
Security	Par (000)	Value
Electric (continued)
Public Service Co. of Colorado
1.88%, 06/15/31	$2,460	$2,128,082
3.60%, 09/15/42	1,993	1,511,785
3.70%, 06/15/28	2,565	2,525,671
3.80%, 06/15/47	2,199	1,609,589
4.05%, 09/15/49	2,031	1,519,328
4.10%, 06/01/32	1,805	1,718,263
4.10%, 06/15/48	1,930	1,476,584
4.15%, 03/13/29	2,440	2,403,240
4.30%, 03/15/44	1,576	1,292,194
4.50%, 06/01/52	2,245	1,770,158
5.05%, 06/15/36	1,290	1,239,784
5.15%, 09/15/35	2,645	2,571,749
5.25%, 04/01/53	4,095	3,599,624
5.35%, 05/15/34	4,905	4,878,661
5.75%, 05/15/54	2,930	2,767,246
5.85%, 05/15/55	3,700	3,537,095
6.20%, 08/15/56	1,875	1,872,978
6.50%, 08/01/38	630	670,140
Series 17, 6.25%, 09/01/37	1,794	1,872,985
Series 34, 3.20%, 03/01/50	2,729	1,749,604
Series 35, 1.90%, 01/15/31	2,229	1,956,461
Series 36, 2.70%, 01/15/51	1,470	842,753
Public Service Co. of New Hampshire
3.60%, 07/01/49	2,135	1,495,046
4.40%, 07/01/28	2,590	2,581,962
5.15%, 01/15/53	1,725	1,523,263
5.35%, 10/01/33	3,785	3,799,038
Series V, 2.20%, 06/15/31	880	774,485
Public Service Co. of Oklahoma
5.20%, 01/15/35	3,025	2,944,517
5.25%, 01/15/33	2,275	2,261,532
5.45%, 01/15/36	4,245	4,182,251
Series J, 2.20%, 08/15/31	1,835	1,597,866
Series K, 3.15%, 08/15/51	790	495,923
Series O, 5.40%, 02/15/34	1,035	1,031,008
Series P, 6.30%, 08/15/56	2,665	2,650,645
Public Service Electric and Gas Co.
1.90%, 08/15/31	2,450	2,122,286
2.05%, 08/01/50	1,130	574,024
2.45%, 01/15/30	2,344	2,169,192
2.70%, 05/01/50	1,375	807,516
3.00%, 03/01/51	1,640	1,020,225
3.10%, 03/15/32	1,204	1,091,194
3.15%, 01/01/50	2,405	1,547,500
3.20%, 05/15/29	2,059	1,983,853
3.20%, 08/01/49	2,615	1,704,882
3.60%, 12/01/47	2,734	1,954,016
3.65%, 09/01/28	2,093	2,053,219
3.65%, 09/01/42	1,785	1,379,414
3.70%, 05/01/28	2,364	2,331,282
3.80%, 01/01/43	1,254	988,057
3.80%, 03/01/46	2,663	1,996,413
3.85%, 05/01/49	2,622	1,919,426
3.95%, 05/01/42	1,430	1,153,571
4.05%, 05/01/48	3,101	2,364,544
4.65%, 03/15/33	2,685	2,613,038
4.85%, 08/01/34	2,455	2,380,568
4.90%, 12/15/32	2,263	2,234,089
4.90%, 08/15/35	1,420	1,375,586
5.05%, 03/01/35	1,370	1,339,930
Schedule of Investments
122

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
5.13%, 03/15/53	$2,335	$2,059,401
5.20%, 08/01/33	1,280	1,283,174
5.20%, 03/01/34	1,990	1,982,075
5.30%, 08/01/54	2,455	2,212,970
5.45%, 08/01/53	1,660	1,528,737
5.45%, 03/01/54	2,420	2,231,071
5.50%, 03/01/40	1,347	1,316,228
5.80%, 05/01/37	1,313	1,350,160
Series Q, 5.50%, 03/01/55	740	684,134
Series R, 4.20%, 01/01/31	1,660	1,610,024
Series R, 5.40%, 08/01/36	1,775	1,772,712
Series R, 5.63%, 01/01/56(b)	1,360	1,280,066
Series R, 6.05%, 08/01/56	1,775	1,773,264
Public Service Enterprise Group, Inc.
1.60%, 08/15/30	2,863	2,508,392
2.45%, 11/15/31	3,520	3,086,257
4.80%, 06/15/31	2,305	2,270,158
4.90%, 03/15/30	2,060	2,054,229
5.20%, 04/01/29	3,615	3,642,290
5.40%, 03/15/35	1,870	1,848,920
5.45%, 04/01/34	2,425	2,419,049
5.85%, 11/15/27	2,190	2,220,271
5.88%, 10/15/28	3,285	3,350,341
6.13%, 10/15/33	2,045	2,120,772
Puget Energy, Inc.
2.38%, 06/15/28	4,175	3,997,482
4.10%, 06/15/30	2,844	2,727,408
4.22%, 03/15/32	2,309	2,186,996
5.73%, 03/15/35	975	962,690
Puget Sound Energy, Inc.
2.89%, 09/15/51	2,155	1,286,938
3.25%, 09/15/49	3,673	2,392,836
4.22%, 06/15/48	3,950	3,067,498
4.30%, 05/20/45	2,352	1,886,188
5.33%, 06/15/34	1,865	1,864,992
5.45%, 06/01/53	790	722,629
5.60%, 09/15/55	3,270	3,031,143
5.64%, 04/15/41	1,050	1,023,527
5.69%, 06/15/54	1,825	1,719,429
5.76%, 10/01/39	1,440	1,439,215
5.80%, 03/15/40	1,425	1,414,196
6.27%, 03/15/37	1,175	1,244,709
San Diego Gas & Electric Co.
3.70%, 03/15/52	2,360	1,628,913
4.15%, 05/15/48	2,260	1,719,860
4.50%, 08/15/40	2,273	1,975,265
4.95%, 08/15/28	3,797	3,816,613
5.35%, 04/01/53	4,315	3,823,330
5.40%, 04/15/35	2,670	2,648,680
5.55%, 04/15/54	3,285	3,003,200
6.00%, 06/01/39	1,050	1,066,038
Series DDDD, 5.20%, 03/15/36	1,875	1,816,932
Series EEEE, 5.95%, 03/15/56	1,960	1,891,383
Series RRR, 3.75%, 06/01/47	2,420	1,762,858
Series TTT, 4.10%, 06/15/49	2,284	1,708,870
Series UUU, 3.32%, 04/15/50	2,531	1,633,693
Series VVV, 1.70%, 10/01/30	4,959	4,361,702
Series WWW, 2.95%, 08/15/51	4,020	2,437,725
Series XXX, 3.00%, 03/15/32	2,775	2,477,067
SCE Recovery Funding LLC
4.45%, 03/15/36	1,000	976,356
Security	Par (000)	Value
Electric (continued)
5.34%, 03/15/47	$1,000	$972,830
Series A-1, 5.39%, 12/15/43	6,250	6,269,464
Series A-2, 6.04%, 12/15/52	3,000	3,023,140
Series A-3, 6.09%, 06/15/59	3,500	3,554,189
Sempra
3.40%, 02/01/28	5,127	5,032,304
3.70%, 04/01/29	3,288	3,190,261
3.80%, 02/01/38	4,602	3,785,533
4.00%, 02/01/48	3,767	2,729,456
5.25%, 03/15/36	4,100	3,942,366
5.50%, 08/01/33	4,200	4,224,257
6.00%, 10/15/39	3,350	3,333,295
6.38%, 04/01/56, (5-year CMT + 2.63%)(a)	50	50,076
6.40%, 10/01/54, (5-year CMT + 2.63%)(a)	2,375	2,351,137
6.55%, 04/01/55, (5-year CMT + 2.14%)(a)	825	815,874
6.63%, 04/01/55, (5-year CMT + 2.35%)(a)	305	305,815
6.88%, 10/01/54, (5-year CMT + 2.79%)(a)	2,030	2,066,315
Sierra Pacific Power Co.
5.90%, 03/15/54	2,130	2,048,386
6.20%, 12/15/55, (5-year CMT + 2.55%)(a)	1,705	1,677,823
6.38%, 09/15/56, (5-year CMT + 2.64%)(a)	1,275	1,268,820
Southern California Edison Co.
2.25%, 06/01/30	3,162	2,843,217
2.75%, 02/01/32	2,925	2,575,062
2.85%, 08/01/29	2,758	2,594,666
3.45%, 02/01/52	2,860	1,800,527
3.65%, 02/01/50	5,729	3,776,652
4.00%, 04/01/47	8,239	5,857,113
4.05%, 03/15/42	2,277	1,772,474
4.50%, 09/01/40	1,995	1,660,813
4.65%, 10/01/43	3,978	3,240,978
4.80%, 03/15/33	3,330	3,197,067
4.95%, 09/15/31	2,495	2,446,295
5.15%, 06/01/29	4,470	4,478,574
5.20%, 06/01/34	3,725	3,610,361
5.25%, 03/15/30	3,735	3,737,119
5.30%, 03/01/28	2,455	2,469,625
5.45%, 06/01/31	2,615	2,626,569
5.45%, 03/01/35	3,320	3,233,500
5.50%, 03/15/40	2,298	2,136,802
5.63%, 02/01/36	1,589	1,548,942
5.65%, 10/01/28	2,065	2,097,995
5.70%, 03/01/53	2,465	2,184,820
5.75%, 04/15/54	2,075	1,844,826
5.85%, 11/01/27	3,250	3,287,546
5.88%, 12/01/53	3,150	2,855,204
5.90%, 03/01/55	3,330	3,037,521
5.95%, 11/01/32	2,739	2,803,317
6.00%, 01/15/34	2,069	2,099,119
6.05%, 03/15/39	2,300	2,273,628
6.20%, 09/15/55	3,015	2,843,893
6.65%, 04/01/29	2,035	2,098,160
Series 04-G, 5.75%, 04/01/35	1,519	1,507,792
Series 05-E, 5.35%, 07/15/35	1,591	1,532,852
Series 06-E, 5.55%, 01/15/37	1,740	1,691,329
Series 08-A, 5.95%, 02/01/38	2,517	2,486,061
Series 13-A, 3.90%, 03/15/43	1,754	1,305,608
Series 20A, 2.95%, 02/01/51	1,520	872,717
Series A, 4.20%, 03/01/29	2,893	2,834,550
Series B, 3.65%, 03/01/28	2,582	2,535,555
Series B, 4.88%, 03/01/49	2,676	2,154,377
123
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Series C, 3.60%, 02/01/45	$2,030	$1,399,055
Series C, 4.13%, 03/01/48	6,267	4,518,574
Series E, 5.45%, 06/01/52	1,959	1,686,922
Series G, 2.50%, 06/01/31	2,442	2,158,525
Series H, 3.65%, 06/01/51	2,922	1,920,584
Southern Co. (The)
4.25%, 07/01/36	2,325	2,086,348
4.40%, 07/01/46	9,176	7,416,299
4.85%, 06/15/28	3,160	3,167,313
4.85%, 03/15/35	3,920	3,739,024
5.20%, 06/15/33	4,275	4,231,595
5.50%, 03/15/29	5,040	5,120,373
5.70%, 10/15/32	2,655	2,714,625
5.70%, 03/15/34	4,540	4,605,464
6.00%, 04/01/58, (5-year CMT + 1.99%)(a)	1,850	1,823,088
Series 2025, 6.38%, 03/15/55, (5-year CMT + 2.07%)(a)	2,310	2,328,850
Series 21-B, 1.75%, 03/15/28	2,300	2,200,482
Series A, 3.70%, 04/30/30	4,910	4,701,314
Southern Power Co.
4.80%, 06/15/31	2,185	2,153,322
5.15%, 09/15/41	2,683	2,456,280
5.25%, 07/15/43	1,585	1,433,991
Series A, 4.25%, 10/01/30	2,150	2,089,378
Series B, 4.90%, 10/01/35	2,940	2,783,093
Series F, 4.95%, 12/15/46	1,975	1,686,023
Southwestern Electric Power Co.
3.25%, 11/01/51	2,750	1,733,436
5.20%, 04/01/36	2,265	2,184,222
5.30%, 04/01/33	3,120	3,097,588
5.90%, 04/01/56	1,975	1,856,389
6.20%, 03/15/40	2,109	2,154,366
Series J, 3.90%, 04/01/45	1,820	1,348,939
Series L, 3.85%, 02/01/48	1,878	1,336,760
Series M, 4.10%, 09/15/28	2,615	2,581,685
Southwestern Public Service Co.
3.40%, 08/15/46	1,888	1,320,243
3.70%, 08/15/47	2,550	1,839,793
3.75%, 06/15/49	1,928	1,362,818
4.50%, 08/15/41	2,141	1,855,196
5.30%, 05/15/35	2,250	2,208,320
5.30%, 08/15/36	2,205	2,150,797
5.88%, 08/15/56	2,275	2,171,096
6.00%, 06/01/54	2,900	2,829,311
Series 6, 4.40%, 11/15/48	1,408	1,122,836
Series 8, 3.15%, 05/01/50	2,343	1,498,945
System Energy Resources, Inc.
5.30%, 12/15/34	2,210	2,159,230
6.00%, 04/15/28	1,675	1,702,200
Tampa Electric Co.
2.40%, 03/15/31	2,364	2,113,154
3.45%, 03/15/51	1,935	1,302,745
3.63%, 06/15/50(b)	2,381	1,655,715
4.10%, 06/15/42	2,008	1,641,396
4.30%, 06/15/48	1,864	1,469,093
4.35%, 05/15/44	2,245	1,836,102
4.45%, 06/15/49	2,619	2,089,364
4.90%, 03/01/29	2,890	2,893,099
5.00%, 07/15/52	1,815	1,563,941
5.15%, 03/01/35(b)	1,765	1,729,500
Toledo Edison Co. (The), 6.15%, 05/15/37	1,179	1,240,695
Security	Par (000)	Value
Electric (continued)
Tucson Electric Power Co.
1.50%, 08/01/30	$3,031	$2,655,732
3.25%, 05/15/32	1,493	1,351,384
3.25%, 05/01/51	1,980	1,284,545
4.00%, 06/15/50	2,792	2,064,257
4.85%, 12/01/48(b)	1,652	1,399,434
5.20%, 09/15/34(b)	860	849,996
5.50%, 04/15/53	2,405	2,209,006
5.90%, 04/15/55	1,990	1,925,215
Union Electric Co.
2.15%, 03/15/32	2,505	2,165,230
2.63%, 03/15/51	1,866	1,067,845
2.95%, 03/15/30	3,029	2,841,379
3.25%, 10/01/49	1,651	1,076,336
3.50%, 03/15/29	2,971	2,883,062
3.65%, 04/15/45	1,895	1,396,577
3.90%, 09/15/42	2,230	1,768,330
3.90%, 04/01/52	2,060	1,491,518
4.00%, 04/01/48	2,110	1,591,531
4.80%, 03/15/36	2,050	1,946,438
5.13%, 03/15/55	1,970	1,719,775
5.20%, 04/01/34	2,240	2,224,006
5.25%, 04/15/35	2,425	2,394,306
5.25%, 01/15/54	1,880	1,664,648
5.30%, 08/01/37	1,105	1,088,056
5.45%, 03/15/53	2,335	2,141,011
5.55%, 03/15/56	2,380	2,198,424
5.75%, 09/15/56	2,275	2,161,128
8.45%, 03/15/39	1,453	1,805,062
Virginia Electric and Power Co.
2.30%, 11/15/31	2,929	2,559,096
2.40%, 03/30/32	1,755	1,523,092
2.45%, 12/15/50	4,137	2,231,222
2.95%, 11/15/51	4,205	2,496,234
3.30%, 12/01/49	2,655	1,722,802
4.00%, 01/15/43	2,520	1,991,855
4.45%, 02/15/44	2,730	2,261,435
4.60%, 12/01/48	2,815	2,294,041
4.95%, 03/15/36	4,865	4,628,058
5.00%, 04/01/33	3,710	3,653,370
5.00%, 01/15/34	3,095	3,016,806
5.05%, 08/15/34	2,785	2,717,295
5.15%, 03/15/35	2,640	2,572,598
5.30%, 08/15/33	1,925	1,923,422
5.35%, 01/15/54	2,265	2,007,742
5.45%, 04/01/53	3,396	3,065,196
5.55%, 08/15/54	1,835	1,673,672
5.65%, 08/15/36	3,570	3,578,134
5.65%, 03/15/55	2,300	2,133,479
5.70%, 08/15/53	2,920	2,726,005
5.70%, 03/15/56	5,225	4,873,774
6.30%, 08/15/56	2,235	2,255,959
6.35%, 11/30/37	1,917	2,006,867
8.88%, 11/15/38	2,973	3,758,307
Series A, 2.88%, 07/15/29	3,542	3,361,962
Series A, 3.80%, 04/01/28	4,485	4,426,085
Series A, 6.00%, 05/15/37	2,747	2,808,368
Series B, 3.80%, 09/15/47	2,782	2,022,767
Series B, 4.20%, 05/15/45	1,722	1,356,261
Series B, 6.00%, 01/15/36	2,924	3,014,646
Series C, 4.00%, 11/15/46	2,460	1,860,531
Schedule of Investments
124

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Series C, 4.63%, 05/15/52	$2,920	$2,334,937
Series C, 4.90%, 09/15/35	4,300	4,104,009
Series D, 4.65%, 08/15/43	2,760	2,355,863
Series D, 5.60%, 09/15/55	3,795	3,494,424
Virginia Power Fuel Securitization LLC, Series A-2, 4.88%, 05/01/33	6,000	6,009,367
Vistra Operations Co. LLC
4.55%, 10/30/28(c)	490	484,670
5.00%, 04/30/31(c)	370	362,811
5.25%, 04/30/33(c)	530	516,627
5.55%, 04/30/36(c)	680	659,389
WEC Energy Group, Inc.
1.38%, 10/15/27	2,934	2,832,991
1.80%, 10/15/30	1,590	1,405,109
2.20%, 12/15/28	1,697	1,603,231
4.75%, 01/15/28	3,420	3,426,685
5.15%, 10/01/27	2,575	2,590,413
5.63%, 05/15/56, (5-year CMT + 1.91%)(a)	2,010	1,978,365
Wisconsin Electric Power Co.
1.70%, 06/15/28	2,175	2,068,334
3.95%, 03/01/29	1,520	1,493,433
4.15%, 10/15/30	2,475	2,404,448
4.30%, 10/15/48	1,875	1,481,748
4.60%, 10/01/34	1,715	1,643,815
4.65%, 06/15/31	1,880	1,851,391
4.75%, 09/30/32	2,925	2,883,225
5.00%, 05/15/29	2,100	2,112,416
5.05%, 10/01/54	1,520	1,325,260
5.10%, 06/15/36	3,085	3,001,181
5.63%, 05/15/33	940	966,515
5.65%, 03/15/56	2,025	1,925,857
5.70%, 12/01/36	1,140	1,171,133
Wisconsin Power and Light Co.
1.95%, 09/16/31	1,735	1,492,302
3.00%, 07/01/29	2,723	2,599,176
3.05%, 10/15/27	2,080	2,045,079
3.65%, 04/01/50	2,705	1,860,051
3.95%, 09/01/32	2,685	2,519,052
4.95%, 04/01/33	1,520	1,492,807
5.38%, 03/30/34	1,200	1,195,586
5.70%, 12/15/55	1,975	1,845,301
6.38%, 08/15/37	870	914,150
Wisconsin Public Service Corp.
2.85%, 12/01/51	1,035	614,659
3.30%, 09/01/49	1,650	1,097,147
3.67%, 12/01/42	2,020	1,564,080
4.25%, 01/15/31	1,685	1,635,941
4.55%, 12/01/29	1,125	1,118,243
4.75%, 11/01/44	2,403	2,082,548
6.05%, 08/15/56	1,600	1,588,804
Xcel Energy, Inc.
2.35%, 11/15/31	1,620	1,413,353
2.60%, 12/01/29	2,561	2,384,741
3.40%, 06/01/30	3,015	2,852,981
3.50%, 12/01/49	2,665	1,798,978
4.00%, 06/15/28	3,959	3,908,120
4.60%, 06/01/32	3,535	3,419,811
4.75%, 03/21/28	1,500	1,499,569
5.45%, 08/15/33	3,950	3,952,266
5.50%, 03/15/34	3,760	3,748,330
5.60%, 04/15/35	2,290	2,284,193
Security	Par (000)	Value
Electric (continued)
5.75%, 12/03/56, (5-year CMT + 2.17%)(a)	$2,450	$2,378,169
6.50%, 07/01/36	1,469	1,548,338
		3,215,961,647
Electrical Components & Equipment — 0.0%
ABB Finance USA, Inc.
3.80%, 04/03/28	1,770	1,749,797
4.38%, 05/08/42	810	691,710
Acuity Brands Lighting, Inc., 2.15%, 12/15/30	2,451	2,176,647
		4,618,154
Electronics — 0.2%
Allegion PLC, 3.50%, 10/01/29	2,776	2,658,233
Allegion U.S. Holding Co., Inc.
3.55%, 10/01/27	3,037	3,002,518
5.41%, 07/01/32	2,300	2,315,160
5.60%, 05/29/34	1,770	1,780,753
Amphenol Corp.
2.20%, 09/15/31	3,640	3,189,448
2.80%, 02/15/30	5,632	5,257,436
3.80%, 11/15/27	4,555	4,521,114
3.90%, 11/15/28	2,170	2,135,581
4.13%, 11/15/30	3,800	3,681,778
4.35%, 06/01/29	3,581	3,545,861
4.38%, 06/12/28	2,820	2,807,623
4.40%, 02/15/33	5,375	5,141,820
4.63%, 02/15/36	7,290	6,853,658
5.00%, 01/15/35	2,670	2,604,209
5.05%, 04/05/29	2,895	2,916,215
5.25%, 04/05/34	2,615	2,607,399
5.30%, 11/15/55	7,035	6,376,227
5.38%, 11/15/54	1,660	1,530,118
Arrow Electronics, Inc.
2.95%, 02/15/32	3,213	2,816,581
3.88%, 01/12/28	2,930	2,890,161
5.15%, 08/21/29	2,665	2,669,359
5.88%, 04/10/34	2,045	2,066,617
Avnet, Inc.
3.00%, 05/15/31	1,936	1,725,620
5.50%, 06/01/32	1,735	1,724,008
5.65%, 09/01/31	1,710	1,704,132
6.25%, 03/15/28	2,530	2,574,505
Emerson Electric Co.
1.80%, 10/15/27	3,486	3,386,425
1.95%, 10/15/30	2,876	2,564,980
2.00%, 12/21/28	5,002	4,720,918
2.20%, 12/21/31	4,301	3,763,147
2.75%, 10/15/50	1,948	1,174,832
2.80%, 12/21/51	5,045	3,008,842
5.00%, 03/15/35(b)	1,395	1,372,529
5.25%, 11/15/39	2,090	2,048,975
Flex Ltd.
4.88%, 06/15/29	3,646	3,615,822
4.88%, 05/12/30	3,449	3,386,680
5.25%, 01/15/32	3,985	3,901,847
5.38%, 11/13/35	1,510	1,428,484
6.00%, 01/15/28	2,640	2,671,798
Fortive Corp.
4.30%, 06/15/46	2,810	2,212,543
4.75%, 05/15/31	2,495	2,441,834
5.25%, 05/15/36	2,175	2,107,261
125
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electronics (continued)
Honeywell International, Inc.
1.75%, 09/01/31	$6,890	$5,915,047
1.95%, 06/01/30	5,011	4,508,275
2.70%, 08/15/29	4,265	4,034,027
2.80%, 06/01/50	1,825	1,113,357
3.81%, 11/21/47	2,675	1,981,843
4.50%, 01/15/34	4,655	4,451,963
5.00%, 02/15/33	2,247	2,254,339
5.00%, 03/01/35	6,595	6,455,829
5.25%, 03/01/54	170	155,436
Hubbell, Inc.
2.30%, 03/15/31	1,575	1,403,189
3.50%, 02/15/28	2,864	2,818,513
4.65%, 06/15/31	1,925	1,893,921
4.80%, 11/15/35	1,345	1,274,304
4.90%, 06/15/33	3,280	3,194,997
5.15%, 06/15/36(b)	2,460	2,381,214
Jabil, Inc.
3.00%, 01/15/31	3,096	2,812,451
3.60%, 01/15/30	3,111	2,953,937
3.95%, 01/12/28	3,360	3,320,188
4.20%, 02/01/29	1,840	1,804,483
4.75%, 02/01/33	1,760	1,684,048
5.45%, 02/01/29	1,615	1,628,084
Keysight Technologies, Inc.
3.00%, 10/30/29	4,699	4,430,860
4.95%, 10/15/34	1,235	1,191,190
5.35%, 07/30/30	1,835	1,853,469
nVent Finance SARL
2.75%, 11/15/31	1,818	1,601,466
4.55%, 04/15/28	3,299	3,279,343
5.65%, 05/15/33	1,885	1,908,915
TD SYNNEX Corp.
2.38%, 08/09/28	3,110	2,955,266
2.65%, 08/09/31	3,046	2,679,694
4.30%, 01/17/29	2,465	2,421,880
5.30%, 10/10/35	1,835	1,756,036
6.10%, 04/12/34	2,270	2,307,985
Trimble, Inc.
4.90%, 06/15/28	3,284	3,274,822
6.10%, 03/15/33	1,915	1,967,520
Tyco Electronics Group SA
2.50%, 02/04/32	2,635	2,308,521
4.50%, 02/09/31	3,410	3,346,482
4.63%, 02/01/30	2,525	2,499,719
4.88%, 02/09/36	2,035	1,940,069
5.00%, 05/09/35	1,650	1,597,025
7.13%, 10/01/37	2,216	2,488,191
Vontier Corp.
2.40%, 04/01/28	3,061	2,942,741
2.95%, 04/01/31	3,194	2,885,242
		234,578,932
Engineering & Construction — 0.0%
Jacobs Engineering Group, Inc.
5.90%, 03/01/33	4,005	4,071,885
6.35%, 08/18/28	4,342	4,457,656
Jacobs Solutions, Inc.
4.75%, 03/03/31	2,200	2,147,748
5.38%, 03/03/36	2,200	2,109,471
Security	Par (000)	Value
Engineering & Construction (continued)
MasTec, Inc.
5.85%, 09/30/36	$2,220	$2,190,487
5.90%, 06/15/29	970	989,041
		15,966,288
Environmental Control — 0.1%
Republic Services, Inc.
1.45%, 02/15/31	3,498	3,012,328
1.75%, 02/15/32	3,010	2,542,295
2.30%, 03/01/30	2,940	2,695,661
2.38%, 03/15/33	3,250	2,774,827
3.05%, 03/01/50	3,100	1,984,716
3.38%, 11/15/27	3,340	3,296,828
3.95%, 05/15/28	4,541	4,493,188
4.75%, 07/15/30	1,820	1,811,759
4.75%, 07/15/31	2,205	2,184,639
4.88%, 04/01/29	3,315	3,325,461
5.00%, 11/15/29	2,440	2,454,958
5.00%, 12/15/33	3,035	3,010,609
5.00%, 04/01/34	3,945	3,892,227
5.00%, 07/15/36	3,125	3,028,142
5.15%, 03/15/35	1,835	1,822,585
5.20%, 11/15/34	2,235	2,226,627
5.70%, 05/15/41	2,026	2,031,838
6.20%, 03/01/40	1,285	1,351,330
Veralto Corp.
4.85%, 01/15/32	2,340	2,301,770
5.35%, 09/18/28	3,790	3,830,514
5.45%, 09/18/33	2,160	2,173,824
Waste Connections, Inc.
2.20%, 01/15/32	3,123	2,709,685
2.60%, 02/01/30	3,797	3,531,125
2.95%, 01/15/52	2,215	1,358,260
3.05%, 04/01/50	3,531	2,250,690
3.20%, 06/01/32	2,270	2,056,392
3.50%, 05/01/29	2,611	2,529,568
4.20%, 01/15/33	3,185	3,018,630
4.25%, 12/01/28	2,997	2,966,876
4.80%, 07/15/36	2,025	1,925,912
5.00%, 03/01/34	3,230	3,174,217
5.25%, 09/01/35	2,230	2,214,605
Waste Management, Inc.
1.15%, 03/15/28	2,730	2,593,673
1.50%, 03/15/31	4,088	3,522,983
2.00%, 06/01/29	3,005	2,801,720
2.50%, 11/15/50	1,887	1,076,638
2.95%, 06/01/41	2,935	2,142,051
3.15%, 11/15/27	3,848	3,789,543
3.88%, 01/15/29	1,040	1,021,044
4.10%, 03/01/45	1,290	1,046,271
4.15%, 04/15/32	3,560	3,422,650
4.15%, 07/15/49	3,782	2,956,065
4.50%, 03/15/28	4,770	4,765,923
4.63%, 02/15/30	3,900	3,879,930
4.63%, 02/15/33	2,305	2,252,367
4.65%, 03/15/30	3,795	3,776,636
4.80%, 03/15/32	4,820	4,778,955
4.88%, 02/15/29	3,855	3,873,345
4.88%, 02/15/34	5,185	5,111,723
4.95%, 07/03/31	2,520	2,521,504
4.95%, 03/15/35	6,855	6,703,855
Schedule of Investments
126

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Environmental Control (continued)
5.35%, 10/15/54(b)	$5,850	$5,402,825
		151,421,787
Food — 0.4%
Ahold Finance USA LLC, 6.88%, 05/01/29	4,496	4,716,884
Campbell's Co. (The)
2.38%, 04/24/30	2,898	2,618,066
4.15%, 03/15/28	5,177	5,122,295
4.55%, 03/21/31	3,180	3,069,855
5.20%, 03/21/29	2,885	2,895,133
Campbell's Company (The)
3.13%, 04/24/50	1,655	967,030
4.75%, 03/23/35(b)	3,085	2,820,673
4.80%, 03/15/48	3,400	2,669,812
5.25%, 10/13/54	1,865	1,510,240
5.40%, 03/21/34(b)	4,320	4,169,420
Conagra Brands, Inc.
1.38%, 11/01/27	5,223	5,021,161
4.85%, 11/01/28	4,360	4,341,540
5.00%, 08/01/30	2,400	2,369,548
5.30%, 11/01/38	5,581	5,140,920
5.40%, 08/01/31	1,445	1,440,435
5.40%, 11/01/48	5,083	4,323,857
5.75%, 08/01/35(b)	2,355	2,326,990
7.00%, 10/01/28	3,639	3,776,924
8.25%, 09/15/30	1,962	2,164,773
Flowers Foods, Inc.
2.40%, 03/15/31	3,140	2,705,868
5.75%, 03/15/35(b)	1,850	1,743,961
6.20%, 03/15/55	1,490	1,191,382
General Mills, Inc.
2.25%, 10/14/31	2,812	2,452,529
2.88%, 04/15/30	3,844	3,573,811
3.00%, 02/01/51	2,644	1,626,492
4.15%, 02/15/43	1,875	1,492,859
4.20%, 04/17/28	7,713	7,649,175
4.70%, 04/17/48(b)	2,370	1,951,548
4.88%, 01/30/30	4,220	4,205,793
4.95%, 03/29/33	4,866	4,760,539
5.25%, 01/30/35(b)	2,650	2,599,785
5.40%, 06/15/40	2,817	2,684,464
5.50%, 10/17/28	2,425	2,461,243
Hershey Co. (The)
1.70%, 06/01/30	2,657	2,370,998
2.45%, 11/15/29	2,033	1,890,905
2.65%, 06/01/50	1,185	697,253
3.13%, 11/15/49	1,344	872,430
3.38%, 08/15/46	1,885	1,325,167
4.25%, 05/04/28	2,695	2,682,089
4.50%, 05/04/33	1,935	1,885,419
4.55%, 02/24/28	2,085	2,087,976
4.75%, 02/24/30	2,910	2,908,893
4.95%, 02/24/32	2,475	2,476,192
5.10%, 02/24/35	2,400	2,394,365
Hormel Foods Corp.
1.70%, 06/03/28	5,075	4,828,940
1.80%, 06/11/30	4,147	3,706,730
3.05%, 06/03/51	3,140	1,957,060
Ingredion, Inc.
2.90%, 06/01/30	4,174	3,879,614
3.90%, 06/01/50	2,510	1,801,193
Security	Par (000)	Value
Food (continued)
J M Smucker Co. (The)
2.13%, 03/15/32	$2,540	$2,162,597
2.38%, 03/15/30	3,270	2,998,503
3.38%, 12/15/27	3,500	3,447,098
4.25%, 03/15/35	3,242	2,965,901
4.38%, 03/15/45	3,576	2,898,560
5.90%, 11/15/28	4,625	4,734,325
6.20%, 11/15/33	4,180	4,387,483
6.50%, 11/15/43(b)	4,460	4,681,223
6.50%, 11/15/53(b)	3,370	3,546,778
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings
3.00%, 02/02/29	1,470	1,405,692
3.00%, 05/15/32	5,046	4,447,038
3.63%, 01/15/32	3,065	2,815,910
3.75%, 12/01/31	2,615	2,427,726
4.38%, 02/02/52	4,530	3,283,145
5.50%, 01/15/36	4,975	4,847,923
5.63%, 03/10/37(c)	6,075	5,906,331
5.75%, 04/01/33	7,694	7,806,198
5.95%, 04/20/35	3,930	3,971,995
6.25%, 03/01/56	5,785	5,448,378
6.38%, 02/25/55	2,790	2,659,685
6.38%, 04/15/66	3,730	3,501,859
6.40%, 05/10/57(c)	3,990	3,827,970
6.50%, 12/01/52	7,434	7,225,961
6.75%, 03/15/34	3,207	3,426,007
7.25%, 11/15/53	4,050	4,281,515
Kellanova
2.10%, 06/01/30	2,730	2,469,544
3.40%, 11/15/27	3,447	3,403,541
4.30%, 05/15/28	3,619	3,598,788
4.50%, 04/01/46	2,989	2,478,081
5.25%, 03/01/33	1,715	1,720,016
5.75%, 05/16/54	1,880	1,788,171
Series B, 7.45%, 04/01/31	4,092	4,489,435
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40	2,255	2,161,308
Kraft Heinz Foods Co.
3.75%, 04/01/30	4,195	4,017,077
4.25%, 03/01/31	2,627	2,537,219
4.38%, 06/01/46	2,631	2,042,481
4.63%, 01/30/29	2,160	2,154,084
4.63%, 10/01/39	2,005	1,736,114
4.88%, 10/01/49	6,205	5,047,769
5.00%, 07/15/35	2,660	2,541,861
5.00%, 06/04/42	6,866	6,017,452
5.20%, 03/15/32	2,435	2,429,690
5.20%, 07/15/45	7,750	6,715,436
5.40%, 03/15/35(b)	2,635	2,603,940
5.50%, 06/01/50	3,850	3,394,875
6.50%, 02/09/40	2,915	2,997,715
6.75%, 03/15/32	1,690	1,808,759
6.88%, 01/26/39	3,825	4,088,811
Kroger Co. (The)
1.70%, 01/15/31	2,715	2,362,978
2.20%, 05/01/30	2,793	2,535,364
3.88%, 10/15/46	2,776	2,043,572
3.95%, 01/15/50	3,486	2,517,325
4.45%, 02/01/47	5,306	4,223,589
4.50%, 01/15/29	4,631	4,604,404
127
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Food (continued)
4.65%, 01/15/48	$2,774	$2,257,543
5.00%, 09/15/34	10,260	9,914,834
5.00%, 04/15/42	1,671	1,504,389
5.15%, 08/01/43	2,340	2,109,646
5.40%, 07/15/40	2,283	2,167,188
5.40%, 01/15/49	3,077	2,772,452
5.50%, 09/15/54	7,285	6,537,866
5.65%, 09/15/64	5,715	5,114,767
6.90%, 04/15/38	2,330	2,555,717
7.50%, 04/01/31	2,408	2,647,975
McCormick & Co., Inc.
1.85%, 02/15/31	3,023	2,639,786
2.50%, 04/15/30	3,110	2,854,692
4.15%, 02/15/29	2,385	2,347,196
4.20%, 08/15/47	1,965	1,505,789
4.70%, 10/15/34	2,160	2,047,902
4.95%, 04/15/33	2,335	2,284,632
Mondelez International, Inc.
1.50%, 02/04/31	3,316	2,863,677
1.88%, 10/15/32(b)	3,459	2,919,622
2.63%, 09/04/50	5,820	3,359,016
2.75%, 04/13/30	4,413	4,094,810
3.00%, 03/17/32	1,725	1,551,134
4.13%, 05/07/28	2,325	2,303,283
4.25%, 05/06/28	2,330	2,314,053
4.50%, 05/06/30	2,180	2,145,596
4.75%, 02/20/29	3,000	2,999,604
4.75%, 08/28/34(b)	2,300	2,208,711
5.13%, 05/06/35(b)	1,680	1,650,602
Pilgrim's Pride Corp.
3.50%, 03/01/32	4,355	3,942,060
4.25%, 04/15/31	5,900	5,625,481
6.25%, 07/01/33	4,875	5,041,775
6.88%, 05/15/34	2,280	2,441,405
Sysco Corp.
2.40%, 02/15/30	2,734	2,501,943
2.45%, 12/14/31	2,860	2,507,742
3.15%, 12/14/51	1,885	1,148,034
3.30%, 02/15/50	2,999	1,912,164
4.40%, 07/25/31	2,550	2,456,618
4.45%, 03/15/48	2,493	1,945,218
4.50%, 04/01/46	2,765	2,207,955
4.85%, 10/01/45	2,565	2,164,862
4.95%, 03/25/36	1,980	1,861,372
5.10%, 09/23/30	3,555	3,548,385
5.38%, 09/21/35	2,204	2,153,109
5.40%, 03/23/35	2,540	2,492,647
5.75%, 01/17/29	2,955	3,011,607
5.95%, 04/01/30	4,703	4,821,065
6.00%, 01/17/34	2,706	2,781,382
6.60%, 04/01/40	1,765	1,841,807
6.60%, 04/01/50(b)	5,812	5,918,093
Tyson Foods, Inc.
4.35%, 03/01/29	2,979	2,944,901
4.55%, 06/02/47	3,706	3,032,824
4.88%, 08/15/34	3,116	2,985,501
4.95%, 02/20/36	1,750	1,664,445
5.10%, 08/24/31	1,705	1,698,071
5.10%, 09/28/48	6,950	6,040,516
5.15%, 08/15/44	2,246	2,016,342
5.60%, 01/24/37	1,665	1,651,986
Security	Par (000)	Value
Food (continued)
5.70%, 03/15/34	$3,960	$4,013,267
		498,010,488
Forest Products & Paper — 0.0%
Celulosa Arauco y Constitucion SA
3.88%, 11/02/27	2,928	2,887,033
5.50%, 11/02/47(b)	1,990	1,700,638
Georgia-Pacific LLC
7.75%, 11/15/29	3,773	4,095,432
8.88%, 05/15/31	2,225	2,573,414
International Paper Co.
4.35%, 08/15/48(b)	3,576	2,749,956
4.40%, 08/15/47	2,913	2,283,079
4.80%, 06/15/44	3,140	2,654,065
5.00%, 09/15/35	2,000	1,917,448
5.15%, 05/15/46	2,180	1,900,654
6.00%, 11/15/41	2,451	2,435,968
7.30%, 11/15/39	1,650	1,825,908
Suzano Austria GmbH
2.50%, 09/15/28	2,644	2,512,660
3.13%, 01/15/32	4,867	4,295,651
4.00%, 01/15/31	4,936	4,628,351
5.00%, 01/15/30	5,546	5,450,874
6.00%, 01/15/29	8,577	8,704,796
Suzano Netherlands BV, 5.50%, 01/15/36	3,370	3,234,386
		55,850,313
Gas — 0.2%
Atmos Energy Corp.
1.50%, 01/15/31	2,840	2,458,830
2.63%, 09/15/29	3,221	3,037,269
2.85%, 02/15/52	1,468	871,567
3.38%, 09/15/49	3,317	2,241,441
4.13%, 10/15/44	3,811	3,069,541
4.13%, 03/15/49	2,419	1,861,855
4.15%, 01/15/43	3,069	2,525,507
4.30%, 10/01/48	2,688	2,139,505
4.75%, 01/15/32	2,660	2,613,642
5.00%, 12/15/54	1,685	1,451,077
5.20%, 08/15/35	1,855	1,834,608
5.45%, 10/15/32	635	644,274
5.45%, 01/15/56	3,020	2,784,503
5.50%, 06/15/41	2,536	2,481,690
5.75%, 10/15/52	2,605	2,508,467
5.90%, 11/15/33	2,995	3,111,662
6.20%, 11/15/53	1,885	1,922,721
CenterPoint Energy Resources Corp.
1.75%, 10/01/30	3,280	2,894,151
4.00%, 04/01/28	2,133	2,111,036
4.40%, 07/01/32	2,205	2,118,523
5.25%, 03/01/28	4,777	4,819,206
5.40%, 07/01/34	1,260	1,256,350
5.85%, 01/15/41	1,478	1,471,979
National Fuel Gas Co.
2.95%, 03/01/31	2,055	1,859,208
3.95%, 09/15/27	1,239	1,228,875
4.75%, 09/01/28	1,843	1,837,212
4.75%, 05/15/29	2,515	2,495,193
5.05%, 10/15/31	2,700	2,654,789
5.50%, 03/15/30	1,835	1,851,518
5.50%, 05/15/36	2,050	1,993,041
5.95%, 03/15/35	1,195	1,212,489
Schedule of Investments
128

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Gas (continued)
NiSource, Inc.
1.70%, 02/15/31	$4,270	$3,695,277
2.95%, 09/01/29	4,124	3,899,994
3.60%, 05/01/30	5,333	5,089,265
3.95%, 03/30/48	3,576	2,618,566
4.38%, 05/15/47	4,696	3,700,231
4.75%, 05/18/31	2,645	2,607,864
4.80%, 02/15/44	3,684	3,167,725
5.00%, 06/15/52	2,050	1,727,765
5.20%, 07/01/29	2,840	2,867,870
5.25%, 03/30/28	3,841	3,873,152
5.25%, 02/15/43	2,399	2,190,062
5.30%, 05/18/36	1,095	1,065,813
5.35%, 04/01/34	3,430	3,414,133
5.35%, 07/15/35	5,180	5,093,250
5.40%, 06/30/33	2,143	2,153,696
5.65%, 02/01/45	2,632	2,477,391
5.75%, 07/15/56, (5-year CMT + 2.04%)(a)	2,230	2,194,448
5.85%, 04/01/55	6,615	6,222,926
5.95%, 06/15/41	1,895	1,876,373
6.25%, 04/15/57, (5-year CMT + 1.93%)(a)	1,410	1,407,258
6.38%, 03/31/55, (5-year CMT + 2.53%)(a)	180	181,329
6.95%, 11/30/54, (5-year CMT + 2.45%)(a)	1,520	1,559,655
Northwest Natural Holding Co., 7.00%, 09/15/55, (5-year CMT + 2.70%)(a)	70	70,888
ONE Gas, Inc.
2.00%, 05/15/30	2,007	1,809,174
4.25%, 09/01/32	1,055	1,013,587
4.50%, 11/01/48	2,170	1,768,033
4.66%, 02/01/44	2,188	1,879,976
5.10%, 04/01/29	2,975	2,996,124
5.45%, 09/01/36	1,320	1,308,926
Piedmont Natural Gas Co., Inc.
2.50%, 03/15/31	2,550	2,285,019
3.35%, 06/01/50	2,315	1,510,291
3.50%, 06/01/29	2,699	2,606,936
3.64%, 11/01/46	2,032	1,434,935
4.65%, 08/01/43	1,875	1,577,368
5.05%, 05/15/52	2,078	1,796,379
5.10%, 02/15/35	960	933,267
5.40%, 06/15/33	2,034	2,041,916
Southern California Gas Co.
3.75%, 09/15/42	1,705	1,307,430
5.05%, 09/01/34	3,670	3,587,188
5.13%, 11/15/40	1,515	1,411,015
5.20%, 06/01/33	2,990	2,977,692
5.45%, 06/15/35	4,575	4,556,462
5.60%, 04/01/54	2,405	2,203,683
5.75%, 06/01/53	2,480	2,323,229
5.90%, 06/01/56	2,765	2,629,377
6.00%, 06/15/55	2,174	2,113,253
6.35%, 11/15/52	2,750	2,792,291
Series GGG, 5.50%, 09/01/36	2,225	2,202,299
Series UU, 4.13%, 06/01/48	2,124	1,610,225
Series VV, 4.30%, 01/15/49	2,700	2,098,240
Series WW, 3.95%, 02/15/50	1,657	1,199,118
Series XX, 2.55%, 02/01/30	4,868	4,508,147
Southern Co. Gas Capital Corp.
3.95%, 10/01/46	2,837	2,120,508
4.40%, 06/01/43	2,670	2,206,391
4.40%, 05/30/47	2,588	2,054,857
Security	Par (000)	Value
Gas (continued)
4.95%, 09/15/34	$2,035	$1,967,946
5.15%, 09/15/32	2,885	2,875,638
5.75%, 09/15/33	2,968	3,029,130
5.88%, 03/15/41	3,100	3,092,453
6.05%, 09/15/56, (5-year CMT + 1.82%)(a)	2,210	2,194,805
Series 2020-A, 1.75%, 01/15/31	3,279	2,862,764
Series 21A, 3.15%, 09/30/51	2,245	1,407,887
Series A, 4.05%, 09/15/28	1,000	987,610
Series B, 5.10%, 09/15/35	1,515	1,464,718
Southwest Gas Corp.
2.20%, 06/15/30	1,837	1,656,267
3.18%, 08/15/51	1,435	918,545
3.70%, 04/01/28	1,783	1,754,146
3.80%, 09/29/46	1,451	1,059,732
4.05%, 03/15/32	2,712	2,562,475
4.15%, 06/01/49	1,614	1,219,124
5.45%, 03/23/28	1,785	1,802,249
5.80%, 12/01/27	1,970	2,000,339
Spire Missouri, Inc.
3.30%, 06/01/51	1,120	737,035
4.80%, 02/15/33	1,520	1,487,922
Series 2034, 5.15%, 08/15/34	1,560	1,540,216
Spire, Inc.
4.60%, 09/01/31	900	874,918
6.25%, 06/01/56, (5-year CMT + 2.56%)(a)	50	49,796
6.45%, 06/01/56, (5-year CMT + 2.33%)(a)	90	89,644
Washington Gas Light Co.
3.65%, 09/15/49	2,645	1,822,129
Series K, 3.80%, 09/15/46	2,436	1,796,350
		240,633,834
Hand & Machine Tools — 0.0%
Kennametal, Inc.
2.80%, 03/01/31	1,675	1,504,888
5.80%, 05/28/36	860	846,424
Snap-on, Inc.
3.10%, 05/01/50	2,954	1,898,284
4.10%, 03/01/48(b)	1,785	1,381,415
Stanley Black & Decker, Inc.
2.30%, 03/15/30	4,450	4,050,147
2.75%, 11/15/50	2,660	1,518,105
3.00%, 05/15/32	2,197	1,956,062
4.25%, 11/15/28	2,346	2,320,398
4.85%, 11/15/48	2,617	2,189,224
5.20%, 09/01/40	1,658	1,520,571
6.00%, 03/06/28	3,290	3,344,235
		22,529,753
Health Care - Products — 0.3%
Abbott Laboratories
1.15%, 01/30/28	5,074	4,849,035
1.40%, 06/30/30	3,983	3,516,001
3.70%, 03/09/29	11,150	10,894,898
4.00%, 03/15/31	12,730	12,272,321
4.30%, 03/15/33	12,840	12,270,618
4.65%, 03/15/36	15,890	15,062,446
4.75%, 11/30/36	5,263	5,022,376
4.75%, 03/15/38	12,360	11,598,363
4.75%, 04/15/43	3,285	2,919,875
4.90%, 11/30/46	15,307	13,590,819
5.30%, 05/27/40	3,725	3,636,990
5.50%, 03/15/56	15,460	14,478,147
129
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Products (continued)
5.60%, 03/15/66	$7,560	$7,052,969
6.00%, 04/01/39	2,825	2,952,612
6.15%, 11/30/37	2,655	2,823,082
Agilent Technologies, Inc.
2.10%, 06/04/30	2,541	2,292,992
2.30%, 03/12/31	4,414	3,929,158
2.75%, 09/15/29	3,374	3,173,699
4.20%, 09/09/27	2,560	2,554,357
4.75%, 09/09/34	2,620	2,526,072
4.90%, 01/15/32(c)	2,825	2,794,730
Augusta SpinCo Corp.
4.40%, 03/23/29	2,565	2,536,335
4.66%, 03/23/31	2,885	2,834,898
4.95%, 03/23/33	2,565	2,511,153
5.25%, 03/23/36	2,705	2,638,858
Baxter International, Inc.
1.73%, 04/01/31	3,635	3,086,857
2.27%, 12/01/28	6,665	6,281,090
2.54%, 02/01/32	3,710	3,187,929
3.95%, 04/01/30	3,640	3,493,616
4.45%, 02/15/29	735	724,940
4.90%, 12/15/30	2,995	2,941,053
5.65%, 12/15/35	3,765	3,673,640
Boston Scientific Corp.
2.65%, 06/01/30	6,901	6,361,169
4.00%, 03/01/28	3,705	3,675,102
4.55%, 03/01/39	2,548	2,301,129
4.70%, 03/01/49(b)	3,274	2,782,441
6.25%, 11/15/35	1,583	1,683,694
7.38%, 01/15/40	1,786	2,058,068
Danaher Corp.
2.60%, 10/01/50	3,873	2,217,264
2.80%, 12/10/51	4,495	2,660,929
4.38%, 09/15/45	2,608	2,152,130
Dentsply Sirona, Inc., 3.25%, 06/01/30(b)	4,353	4,023,979
DH Europe Finance II SARL
2.60%, 11/15/29	5,966	5,572,772
3.25%, 11/15/39	4,677	3,647,993
3.40%, 11/15/49	4,039	2,734,714
Edwards Lifesciences Corp., 4.30%, 06/15/28	4,661	4,626,425
GE HealthCare Technologies, Inc.
4.15%, 12/15/28	2,780	2,742,729
4.80%, 08/14/29(b)	5,245	5,242,320
4.80%, 01/15/31	5,709	5,649,343
4.95%, 12/15/35	2,255	2,155,642
5.50%, 06/15/35	2,555	2,542,886
5.65%, 11/15/27	9,690	9,796,885
5.86%, 03/15/30	6,135	6,293,109
5.91%, 11/22/32	4,295	4,438,429
6.38%, 11/22/52	4,873	4,968,195
Koninklijke Philips NV
5.00%, 03/15/42	2,857	2,545,744
6.88%, 03/11/38	3,445	3,739,323
Medtronic Global Holdings SCA
4.25%, 03/30/28	6,340	6,312,439
4.50%, 03/30/33	4,805	4,631,922
Medtronic, Inc.
4.00%, 04/01/43	100	81,053
4.38%, 03/15/35	8,575	8,065,639
4.63%, 03/15/45	8,877	7,686,083
Security	Par (000)	Value
Health Care - Products (continued)
Revvity, Inc.
1.90%, 09/15/28	$3,428	$3,233,080
2.25%, 09/15/31	2,875	2,502,048
2.55%, 03/15/31	2,180	1,950,481
3.30%, 09/15/29	4,256	4,046,467
3.63%, 03/15/51	1,970	1,343,135
Smith & Nephew PLC
2.03%, 10/14/30	6,135	5,426,149
5.40%, 03/20/34	3,125	3,098,344
Solventum Corp.
5.40%, 03/01/29	4,248	4,294,034
5.45%, 03/13/31	5,470	5,526,672
5.60%, 03/23/34	6,940	6,965,496
5.90%, 04/30/54	6,115	5,753,958
STERIS Irish FinCo UnLtd Co.
2.70%, 03/15/31	3,336	3,002,722
3.75%, 03/15/51	3,815	2,602,803
Stryker Corp.
1.95%, 06/15/30	6,248	5,609,377
2.90%, 06/15/50	2,841	1,772,692
3.65%, 03/07/28	3,792	3,736,532
4.10%, 04/01/43	2,223	1,799,323
4.25%, 09/11/29	3,270	3,218,853
4.38%, 05/15/44	1,903	1,577,501
4.63%, 09/11/34	3,150	3,011,792
4.63%, 03/15/46	4,915	4,162,327
4.70%, 02/10/28	3,685	3,689,475
4.85%, 12/08/28	3,930	3,939,176
4.85%, 02/10/30	3,745	3,737,939
5.20%, 02/10/35	3,820	3,783,153
Thermo Fisher Scientific, Inc.
1.75%, 10/15/28	3,800	3,580,054
2.00%, 10/15/31	6,535	5,682,841
2.60%, 10/01/29	5,629	5,280,812
2.80%, 10/15/41	6,435	4,526,468
4.10%, 08/15/47	3,009	2,372,640
4.20%, 03/01/31	2,845	2,760,228
4.22%, 02/12/31	2,170	2,106,560
4.47%, 10/07/32	2,830	2,740,471
4.55%, 06/15/33	3,525	3,399,680
4.79%, 10/07/35	3,020	2,901,515
4.80%, 11/21/27	4,848	4,868,247
4.89%, 10/07/37	3,740	3,570,823
4.90%, 02/12/36	3,970	3,822,692
4.95%, 11/21/32	2,805	2,789,536
4.98%, 08/10/30	4,728	4,746,153
5.00%, 01/31/29	5,305	5,346,849
5.09%, 08/10/33	4,585	4,565,393
5.20%, 01/31/34	3,130	3,126,608
5.30%, 02/01/44	2,304	2,159,987
5.40%, 08/10/43	4,005	3,815,785
5.55%, 02/12/46	1,830	1,743,799
Zimmer Biomet Holdings, Inc.
2.60%, 11/24/31	4,065	3,599,803
4.45%, 08/15/45	2,239	1,884,224
5.05%, 02/19/30(b)	2,395	2,400,216
5.20%, 09/15/34	3,380	3,313,874
5.35%, 12/01/28	3,805	3,845,630
5.50%, 02/19/35	2,365	2,357,559
5.75%, 11/30/39	1,318	1,310,155
		481,913,610
Schedule of Investments
130

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services — 0.8%
AdventHealth Obligated Group, Series E, 2.80%, 11/15/51	$2,159	$1,281,849
Adventist Health System/West
3.63%, 03/01/49	1,711	1,160,366
5.43%, 03/01/32	2,045	2,053,625
5.76%, 12/01/34	1,665	1,676,509
Series 2025, 4.74%, 12/01/30	1,695	1,664,439
Advocate Health & Hospitals Corp.
3.39%, 10/15/49	1,787	1,221,712
3.83%, 08/15/28	1,186	1,170,233
4.27%, 08/15/48	1,586	1,267,649
Series 2020, 2.21%, 06/15/30	455	413,073
Series 2020, 3.01%, 06/15/50	1,622	1,023,375
Aetna, Inc.
3.88%, 08/15/47	780	564,330
4.50%, 05/15/42	3,391	2,844,260
4.75%, 03/15/44	2,874	2,396,806
6.63%, 06/15/36	3,981	4,231,672
6.75%, 12/15/37	2,928	3,121,470
AHS Hospital Corp.
5.02%, 07/01/45	2,235	2,011,718
Series 2021, 2.78%, 07/01/51	1,556	922,855
Allina Health System
2.90%, 11/15/51(b)	1,850	1,147,474
Series 2019, 3.89%, 04/15/49	1,528	1,135,424
Ascension Health
3.95%, 11/15/46	5,565	4,303,674
4.85%, 11/15/53	2,070	1,775,349
Series 2025, 4.08%, 11/15/28	2,010	1,988,203
Series 2025, 4.29%, 11/15/30	4,135	4,032,365
Series 2025, 4.92%, 11/15/35	3,605	3,486,021
Series B, 2.53%, 11/15/29	4,634	4,318,492
Series B, 3.11%, 11/15/39	4,011	3,074,054
Banner Health
1.90%, 01/01/31	2,273	2,003,827
2.34%, 01/01/30	2,532	2,331,685
2.91%, 01/01/42	1,860	1,325,453
2.91%, 01/01/51	1,157	700,651
Series 2020, 3.18%, 01/01/50	1,193	781,427
Baptist Health South Florida Obligated Group, Series 2021, 3.12%, 11/15/71(b)	510	271,227
Baptist Healthcare System Obligated Group, Series 20B, 3.54%, 08/15/50	708	484,149
BayCare Health System, Inc., Series 2020, 3.83%, 11/15/50	2,189	1,606,528
Baylor Scott & White Holdings
3.97%, 11/15/46	1,990	1,564,220
4.19%, 11/15/45	2,593	2,111,948
Series 2021, 1.78%, 11/15/30	1,931	1,698,291
Series 2021, 2.84%, 11/15/50	3,200	1,945,794
Beth Israel Lahey Health, Inc., Series L, 3.08%, 07/01/51	730	454,952
Bon Secours Mercy Health, Inc.
3.46%, 06/01/30	3,856	3,685,689
Series 2018, 4.30%, 07/01/28(b)	1,851	1,832,596
Catholic Health Services of Long Island Obligated Group, Series 2020, 3.37%, 07/01/50	1,655	1,085,769
Cedars-Sinai Health System, Series 2021, 2.29%, 08/15/31(b)	2,170	1,919,996
Security	Par (000)	Value
Health Care - Services (continued)
Children's Health System of Texas, 2.51%, 08/15/50(b)	$2,151	$1,214,236
Children's Hospital Corp. (The)
Series 2017, 4.12%, 01/01/47	2,378	1,927,251
Series 2020, 2.59%, 02/01/50	1,195	699,371
Children's Hospital Medical Center/Cincinnati OH, 4.27%, 05/15/44	1,383	1,148,559
Children's Hospital of Philadelphia (The), Series 2020, 2.70%, 07/01/50	2,903	1,723,151
Children's Hospital/DC, Series 2020, 2.93%, 07/15/50(b)	1,136	711,315
CHRISTUS Health, Series C, 4.34%, 07/01/28	2,844	2,815,927
Cigna Group (The)
2.38%, 03/15/31	7,066	6,307,298
2.40%, 03/15/30	6,767	6,214,201
3.05%, 10/15/27	3,179	3,128,292
3.20%, 03/15/40	4,275	3,224,516
3.40%, 03/15/50	6,662	4,394,325
3.40%, 03/15/51	5,910	3,867,942
3.88%, 10/15/47	5,321	3,892,351
4.38%, 10/15/28	17,468	17,330,964
4.50%, 09/15/30	4,735	4,651,563
4.80%, 08/15/38	10,374	9,536,255
4.80%, 07/15/46	4,984	4,205,843
4.88%, 09/15/32	4,225	4,145,761
4.90%, 12/15/48	12,233	10,311,277
5.00%, 05/15/29	4,610	4,638,589
5.13%, 05/15/31	3,910	3,926,563
5.25%, 02/15/34	5,350	5,307,884
5.25%, 01/15/36	6,605	6,453,728
5.40%, 03/15/33	4,415	4,449,855
5.60%, 02/15/54	6,095	5,605,518
6.00%, 01/15/56	4,215	4,101,334
6.13%, 11/15/41	2,538	2,567,207
City of Hope
Series 2013, 5.62%, 11/15/43	1,910	1,808,193
Series 2018, 4.38%, 08/15/48	1,632	1,282,454
Cleveland Clinic Foundation (The), 4.86%, 01/01/2114	1,885	1,517,186
CommonSpirit Health
2.78%, 10/01/30	1,872	1,710,376
3.35%, 10/01/29	3,045	2,897,990
3.82%, 10/01/49	3,052	2,191,185
3.91%, 10/01/50	1,304	933,045
4.19%, 10/01/49	2,966	2,232,898
4.35%, 09/01/30	1,505	1,459,967
4.35%, 11/01/42	2,968	2,503,545
4.98%, 09/01/35	1,630	1,553,863
5.21%, 12/01/31	2,205	2,199,951
5.32%, 12/01/34	2,130	2,093,019
5.55%, 12/01/54	600	546,569
5.58%, 09/01/45	2,470	2,319,609
5.66%, 09/01/55	520	481,681
6.07%, 11/01/27	1,756	1,780,855
6.46%, 11/01/52	915	948,296
Community Health Network, Inc., Series 20-A, 3.10%, 05/01/50(b)	1,631	999,506
Corewell Health Obligated Group, Series 19A, 3.49%, 07/15/49	2,208	1,512,834
Cottage Health Obligated Group, Series 2020, 3.30%, 11/01/49	2,225	1,484,317
131
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
Dartmouth-Hitchcock Health, Series B, 4.18%, 08/01/48	$2,067	$1,578,459
Dignity Health
4.50%, 11/01/42(b)	1,030	868,985
5.27%, 11/01/64	1,100	952,036
Duke University Health System, Inc., Series 2017, 3.92%, 06/01/47	3,416	2,619,479
Elevance Health, Inc.
2.25%, 05/15/30	4,963	4,512,230
2.55%, 03/15/31	5,490	4,931,116
2.88%, 09/15/29	4,607	4,348,987
3.13%, 05/15/50	2,811	1,738,993
3.60%, 03/15/51	6,723	4,520,659
3.65%, 12/01/27	7,888	7,801,789
3.70%, 09/15/49	4,922	3,412,710
4.00%, 09/15/28	3,150	3,106,597
4.10%, 03/01/28	6,798	6,741,627
4.10%, 05/15/32	2,813	2,661,500
4.38%, 12/01/47	7,336	5,752,223
4.55%, 03/01/48	4,535	3,640,146
4.55%, 05/15/52	2,765	2,168,324
4.60%, 09/15/32	2,970	2,869,600
4.63%, 05/15/42	3,299	2,826,681
4.65%, 01/15/43	5,475	4,674,818
4.65%, 08/15/44	3,272	2,741,018
4.75%, 02/15/30	3,190	3,168,134
4.75%, 02/15/33	4,400	4,264,077
4.95%, 11/01/31	3,795	3,758,989
5.00%, 01/15/36	4,040	3,868,282
5.10%, 01/15/44	3,113	2,762,879
5.13%, 02/15/53	4,510	3,843,519
5.15%, 06/15/29	2,665	2,686,626
5.20%, 02/15/35	5,215	5,111,470
5.38%, 06/15/34	4,155	4,137,405
5.50%, 10/15/32	3,365	3,405,976
5.65%, 06/15/54	3,990	3,660,404
5.70%, 02/15/55	6,060	5,597,238
5.70%, 09/15/55(b)	2,950	2,740,378
5.85%, 01/15/36	1,749	1,774,230
5.85%, 11/01/64	2,052	1,905,943
5.95%, 12/15/34	2,235	2,295,873
6.10%, 10/15/52	2,745	2,676,963
6.38%, 06/15/37	2,470	2,591,972
Franciscan Missionaries of Our Lady Health System, Inc., Series B, 3.91%, 07/01/49	205	147,870
Fred Hutchinson Cancer Center, 4.97%, 01/01/52	667	575,724
Hackensack Meridian Health, Inc.
4.21%, 07/01/48	2,241	1,787,132
4.50%, 07/01/57	1,485	1,173,466
Series 2020, 2.68%, 09/01/41	2,976	2,068,651
Series 2020, 2.88%, 09/01/50	1,567	955,272
HCA, Inc.
2.38%, 07/15/31	4,205	3,698,355
3.38%, 03/15/29	1,827	1,762,176
3.50%, 09/01/30	12,450	11,743,443
3.50%, 07/15/51	5,120	3,288,551
3.63%, 03/15/32	9,107	8,377,981
4.13%, 06/15/29	9,340	9,159,289
4.30%, 11/15/30	2,555	2,477,144
4.38%, 03/15/42	3,086	2,554,220
Security	Par (000)	Value
Health Care - Services (continued)
4.60%, 11/15/32	$4,025	$3,862,772
4.63%, 03/15/52	8,800	6,812,433
4.70%, 05/15/31	4,575	4,482,677
4.90%, 11/15/35	4,580	4,331,839
5.00%, 03/01/28	1,480	1,485,177
5.00%, 05/15/33	4,155	4,051,130
5.13%, 06/15/39	4,790	4,436,393
5.20%, 06/01/28	4,575	4,606,328
5.25%, 03/01/30	3,975	4,000,774
5.25%, 06/15/49	8,761	7,527,918
5.30%, 05/15/36	5,085	4,920,808
5.45%, 04/01/31	5,985	6,047,061
5.45%, 09/15/34	5,420	5,383,405
5.50%, 03/01/32	3,525	3,555,711
5.50%, 06/01/33	5,551	5,572,872
5.50%, 06/15/47	7,302	6,547,039
5.60%, 04/01/34	5,910	5,936,241
5.63%, 09/01/28	8,377	8,483,515
5.70%, 11/15/55	3,840	3,466,438
5.75%, 03/01/35	7,010	7,066,349
5.88%, 02/01/29	5,300	5,399,749
5.90%, 06/01/53	5,210	4,840,095
5.95%, 09/15/54	4,145	3,872,414
6.00%, 04/01/54	6,530	6,157,480
6.10%, 04/01/64	3,165	2,983,871
6.20%, 03/01/55	4,675	4,519,060
Hoag Memorial Hospital Presbyterian, 3.80%, 07/15/52	2,437	1,758,977
Humana, Inc.
2.15%, 02/03/32(b)	3,840	3,290,078
3.13%, 08/15/29	3,581	3,401,616
3.70%, 03/23/29	4,835	4,688,894
3.95%, 08/15/49	2,707	1,885,134
4.63%, 12/01/42	3,100	2,547,860
4.80%, 03/15/47	2,475	1,980,139
4.88%, 04/01/30	3,785	3,748,723
4.95%, 10/01/44	4,534	3,813,113
5.38%, 04/15/31	5,000	5,008,243
5.50%, 03/15/53	2,900	2,512,662
5.55%, 05/01/35	2,955	2,899,970
5.75%, 03/01/28	2,816	2,851,964
5.75%, 12/01/28	1,885	1,916,540
5.75%, 04/15/54	4,004	3,580,373
5.88%, 03/01/33	3,775	3,835,456
5.95%, 03/15/34	3,955	4,017,549
6.00%, 05/01/55	925	855,221
Icon Investments Six DAC
5.06%, 08/13/29(c)	2,990	2,984,655
5.42%, 08/13/31(c)	3,400	3,384,205
ICON Investments Six DAC
5.85%, 05/08/29	3,020	3,074,233
6.00%, 05/08/34	2,210	2,230,073
6.00%, 08/13/36(c)	2,375	2,370,182
Indiana University Health, Inc. Obligated Group
3.97%, 11/01/48	2,335	1,778,946
Series 2021, 2.85%, 11/01/51	1,335	802,753
Inova Health System Foundation, 4.07%, 05/15/52	2,599	1,967,934
Integris Baptist Medical Center, Inc., Series A, 3.88%, 08/15/50	2,304	1,647,594
Schedule of Investments
132

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
Iowa Health System, Series 2020, 3.67%, 02/15/50	$275	$200,451
IQVIA, Inc.
5.70%, 05/15/28	4,570	4,623,984
6.25%, 02/01/29	2,720	2,794,143
Johns Hopkins Health System Corp. (The), 3.84%, 05/15/46	3,671	2,803,572
Kaiser Foundation Hospitals
4.15%, 05/01/47	6,477	5,118,628
4.88%, 04/01/42	3,207	2,930,497
Series 2019, 3.27%, 11/01/49	5,048	3,348,475
Series 2021, 2.81%, 06/01/41	6,712	4,784,610
Series 2021, 3.00%, 06/01/51	6,087	3,776,740
Laboratory Corp. of America Holdings
2.70%, 06/01/31	2,580	2,318,913
2.95%, 12/01/29	2,812	2,644,038
3.60%, 09/01/27	4,730	4,689,797
4.35%, 04/01/30	3,640	3,562,306
4.55%, 04/01/32	2,300	2,231,560
4.70%, 02/01/45	4,323	3,750,003
4.80%, 10/01/34	3,670	3,517,687
Mass General Brigham, Inc.
Series 2015, 4.12%, 07/01/55(b)	199	149,944
Series 2017, 3.77%, 07/01/48	1,264	932,304
Series 2020, 3.19%, 07/01/49	1,835	1,204,526
Series 2020, 3.34%, 07/01/60	2,326	1,444,548
Mayo Clinic
3.77%, 11/15/43(b)	1,675	1,359,782
Series 2013, 4.00%, 11/15/47	340	266,746
Series 2016, 4.13%, 11/15/52	2,811	2,179,964
Series 2021, 3.20%, 11/15/61	1,261	759,623
McLaren Health Care Corp., Series A, 4.39%, 05/15/48	2,272	1,813,140
MedStar Health, Inc., Series 20A, 3.63%, 08/15/49	1,777	1,246,148
Memorial Health Services, 3.45%, 11/01/49	1,388	919,690
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/52	1,730	1,328,243
5.00%, 07/01/42	690	638,333
Series 2015, 4.20%, 07/01/55	2,009	1,532,645
Series 2020, 2.96%, 01/01/50	781	492,155
Methodist Hospital (The), Series 20A, 2.71%, 12/01/50	2,151	1,261,280
Montefiore Obligated Group
4.29%, 09/01/50	1,216	830,838
Series 18-C, 5.25%, 11/01/48(b)	1,802	1,417,595
Mount Nittany Medical Center Obligated Group, 3.80%, 11/15/52	850	603,732
MyMichigan Health, Series 2020, 3.41%, 06/01/50	2,318	1,579,928
Nationwide Children's Hospital, Inc., 4.56%, 11/01/52	2,016	1,660,532
New York and Presbyterian Hospital (The)
2.26%, 08/01/40	1,079	731,688
2.61%, 08/01/60(b)	1,308	681,018
4.02%, 08/01/45	3,024	2,412,897
4.06%, 08/01/56	553	412,999
Series 2019, 3.95%, 08/01/2119	1,835	1,194,306
Northwell Healthcare, Inc.
3.81%, 11/01/49	1,935	1,373,845
3.98%, 11/01/46	2,875	2,196,301
Security	Par (000)	Value
Health Care - Services (continued)
4.26%, 11/01/47	$4,100	$3,228,407
Northwestern Memorial Healthcare Obligated Group, Series 2021, 2.63%, 07/15/51	1,510	890,046
Novant Health, Inc.
2.64%, 11/01/36	3,006	2,366,326
3.17%, 11/01/51	3,159	1,990,243
3.32%, 11/01/61(b)	1,071	642,103
NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery, Series 2020, 2.67%, 10/01/50	1,260	738,774
OhioHealth Corp.
2.30%, 11/15/31	1,894	1,665,184
2.83%, 11/15/41	1,965	1,399,565
Series 2020, 3.04%, 11/15/50	1,976	1,307,886
Orlando Health Obligated Group
3.33%, 10/01/50	1,277	862,223
4.09%, 10/01/48	2,252	1,746,077
5.48%, 10/01/35	2,000	2,004,714
PeaceHealth Obligated Group
4.34%, 11/15/28	965	956,012
4.86%, 11/15/32	1,430	1,401,330
Series 2018, 4.79%, 11/15/48	2,007	1,695,317
Series 2020, 3.22%, 11/15/50	1,862	1,211,677
Piedmont Healthcare, Inc.
2.04%, 01/01/32	2,182	1,870,728
2.86%, 01/01/52	1,896	1,109,066
Series 2042, 2.72%, 01/01/42	1,821	1,251,425
Presbyterian Healthcare Services, 4.88%, 08/01/52	1,945	1,640,331
Providence St. Joseph Health Obligated Group
5.37%, 10/01/32	2,010	2,018,787
5.40%, 10/01/33	3,010	3,026,676
Series 19A, 2.53%, 10/01/29	3,717	3,464,870
Series 21A, 2.70%, 10/01/51	2,640	1,490,331
Series A, 3.93%, 10/01/48	1,360	1,017,719
Series I, 3.74%, 10/01/47	2,318	1,683,756
Queen's Health Systems (The), 4.81%, 07/01/52	2,106	1,783,188
Quest Diagnostics, Inc.
2.80%, 06/30/31	2,946	2,663,205
2.95%, 06/30/30	4,642	4,317,473
4.20%, 06/30/29	3,213	3,158,322
4.60%, 12/15/27	3,360	3,361,437
4.63%, 12/15/29	3,395	3,369,268
4.70%, 03/30/45	2,101	1,841,926
5.00%, 12/15/34	3,460	3,368,784
5.00%, 06/30/36	2,900	2,786,678
6.40%, 11/30/33	1,830	1,946,805
Rady Children's Hospital-San Diego, Series 21A, 3.15%, 08/15/51	1,960	1,255,704
Rush System for Health Obligated Group, Series 2020, 3.92%, 11/15/29	1,553	1,510,137
Seattle Children's Hospital, Series 2021, 2.72%, 10/01/50(b)	1,865	1,124,063
Sentara Health, 2.93%, 11/01/51	1,319	804,611
Sharp HealthCare, Series 20B, 2.68%, 08/01/50	2,481	1,449,593
SSM Health Care Corp., 4.89%, 06/01/28	2,430	2,434,470
Stanford Health Care
3.03%, 08/15/51	1,300	809,646
Series 2018, 3.80%, 11/15/48	2,521	1,875,269
133
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
Series 2020, 3.31%, 08/15/30	$1,620	$1,532,886
Summa Health, 3.51%, 11/15/51	1,810	1,242,977
Sutter Health
5.55%, 08/15/53	248	234,456
Series 2018, 3.70%, 08/15/28	2,054	2,019,102
Series 2018, 4.09%, 08/15/48	2,161	1,673,690
Series 2025, 5.21%, 08/15/32	965	967,212
Series 2025, 5.54%, 08/15/35	2,940	2,965,497
Series 20A, 2.29%, 08/15/30	1,489	1,347,235
Series 20A, 3.16%, 08/15/40	857	649,072
Series 20A, 3.36%, 08/15/50	2,014	1,351,664
Texas Health Resources
2.33%, 11/15/50	1,912	1,045,850
4.33%, 11/15/55	1,569	1,255,672
Toledo Hospital (The), 5.75%, 11/15/38(b)	1,960	1,944,607
Trinity Health Corp.
4.13%, 12/01/45	2,841	2,264,146
Series 2019, 3.43%, 12/01/48	1,415	1,022,514
Series 2021, 2.63%, 12/01/40	2,516	1,770,523
UMass Memorial Health Care Obligated Group, 5.36%, 07/01/52	490	435,470
UnitedHealth Group, Inc.
2.00%, 05/15/30	6,330	5,712,274
2.30%, 05/15/31	6,740	5,979,019
2.75%, 05/15/40	4,936	3,549,865
2.88%, 08/15/29	4,539	4,308,424
2.90%, 05/15/50	3,658	2,217,482
2.95%, 10/15/27	4,904	4,825,127
3.05%, 05/15/41	5,317	3,872,519
3.13%, 05/15/60(b)	1,739	994,923
3.25%, 05/15/51	9,360	5,993,988
3.50%, 08/15/39	5,899	4,709,451
3.70%, 08/15/49	5,877	4,137,533
3.75%, 10/15/47	4,566	3,302,644
3.85%, 06/15/28	5,106	5,042,841
3.88%, 12/15/28	4,377	4,302,793
3.88%, 08/15/59	5,942	4,025,754
3.95%, 10/15/42	3,135	2,502,861
4.00%, 05/15/29	4,594	4,508,382
4.20%, 05/15/32	6,600	6,319,313
4.20%, 01/15/47	3,929	3,074,165
4.25%, 01/15/29	5,970	5,907,482
4.25%, 03/15/43	3,166	2,602,428
4.25%, 04/15/47	4,049	3,188,272
4.25%, 06/15/48	6,288	4,901,318
4.38%, 03/15/42	2,824	2,388,594
4.40%, 06/15/28	2,330	2,322,014
4.45%, 12/15/48	5,271	4,212,814
4.50%, 04/15/33	6,675	6,408,714
4.63%, 07/15/35	4,416	4,179,451
4.63%, 11/15/41	3,756	3,278,459
4.65%, 01/15/31	3,965	3,917,761
4.70%, 04/15/29	2,280	2,278,356
4.75%, 07/15/45	9,125	7,807,254
4.75%, 05/15/52	8,170	6,703,762
4.80%, 01/15/30	6,180	6,171,868
4.90%, 04/15/31	3,956	3,946,552
4.95%, 01/15/32	7,490	7,445,628
4.95%, 05/15/62	4,880	3,976,324
5.00%, 04/15/34	5,743	5,622,566
5.05%, 04/15/53	8,295	7,103,546
Security	Par (000)	Value
Health Care - Services (continued)
5.15%, 07/15/34	$8,680	$8,572,830
5.20%, 04/15/63	7,385	6,257,165
5.25%, 02/15/28	5,785	5,843,632
5.30%, 02/15/30	5,569	5,642,247
5.30%, 06/15/35	4,550	4,526,106
5.35%, 02/15/33	9,290	9,369,546
5.38%, 04/15/54	7,225	6,461,342
5.50%, 07/15/44	6,965	6,583,710
5.50%, 04/15/64	5,120	4,549,877
5.63%, 07/15/54	11,705	10,867,186
5.70%, 10/15/40	1,749	1,743,412
5.75%, 07/15/64	8,625	7,973,629
5.80%, 03/15/36	3,900	3,999,905
5.88%, 02/15/53	9,460	9,088,427
5.95%, 02/15/41	1,650	1,668,746
5.95%, 06/15/55(b)	2,980	2,921,597
6.05%, 02/15/63	6,080	5,890,227
6.50%, 06/15/37	2,593	2,780,765
6.63%, 11/15/37	3,350	3,634,812
6.88%, 02/15/38	5,126	5,651,425
Universal Health Services, Inc.
2.65%, 10/15/30	3,813	3,425,945
2.65%, 01/15/32	2,825	2,448,227
4.63%, 10/15/29	3,155	3,102,412
5.05%, 10/15/34	2,015	1,899,594
5.50%, 09/01/31	1,110	1,109,794
6.00%, 09/01/36	2,130	2,119,573
UPMC
5.04%, 05/15/33	2,475	2,443,034
5.38%, 05/15/43	2,060	1,966,185
WakeMed, Series A, 3.29%, 10/01/52	1,505	958,100
West Virginia United Health System Obligated Group, Series 2020, 3.13%, 06/01/50	833	513,993
Willis-Knighton Medical Center
Series 2018, 4.81%, 09/01/48	1,763	1,481,723
Series 2021, 3.07%, 03/01/51	2,207	1,356,986
Yale-New Haven Health Services Corp., Series 2020, 2.50%, 07/01/50	1,856	1,044,249
		1,136,341,660
Holding Companies - Diversified — 0.1%
Apollo Debt Solutions BDC
5.20%, 12/08/28(c)	970	955,290
5.70%, 01/23/31(b)(c)	1,355	1,319,252
5.88%, 08/30/30	1,890	1,859,953
6.55%, 03/15/32	3,150	3,164,999
6.70%, 07/29/31	4,690	4,748,789
6.90%, 04/13/29	3,250	3,321,200
Ares Capital Corp.
2.88%, 06/15/28	4,940	4,744,505
3.20%, 11/15/31(b)	3,435	2,996,401
5.10%, 01/15/31	1,850	1,783,647
5.25%, 04/12/31	1,360	1,314,903
5.50%, 09/01/30	3,900	3,837,010
5.55%, 01/15/30	1,865	1,846,986
5.80%, 03/08/32(b)	5,015	4,941,810
5.88%, 03/01/29	4,055	4,079,621
5.95%, 07/15/29	3,364	3,388,607
Ares Strategic Income Fund
4.85%, 01/15/29	1,630	1,599,540
5.15%, 01/15/31	2,370	2,262,806
5.45%, 09/09/28	1,595	1,588,507
Schedule of Investments
134

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Holding Companies - Diversified (continued)
5.55%, 04/15/31	$1,530	$1,477,440
5.60%, 02/15/30	3,420	3,360,471
5.70%, 03/15/28	2,730	2,738,771
5.80%, 09/09/30	1,820	1,785,819
6.20%, 03/21/32	3,390	3,354,387
6.35%, 08/15/29	1,810	1,831,903
Bain Capital Specialty Finance, Inc.
5.95%, 03/15/30(b)	250	243,245
5.95%, 03/01/31(b)	650	626,872
Barings BDC, Inc.
5.20%, 09/15/28	280	276,599
7.00%, 02/15/29	250	255,185
Barings Private Credit Corp., 6.15%, 06/11/30	70	69,152
Blackstone Private Credit Fund
4.00%, 01/15/29	2,840	2,724,099
4.95%, 09/26/27	2,240	2,235,435
5.05%, 09/10/30	2,465	2,361,033
5.25%, 04/01/30	1,090	1,055,080
5.35%, 03/12/31	1,590	1,527,103
5.60%, 11/22/29	3,050	3,009,882
5.95%, 07/16/29	4,335	4,333,297
5.95%, 05/15/31(b)	1,265	1,241,537
6.00%, 01/29/32	4,630	4,540,963
6.00%, 11/22/34(b)	3,450	3,284,414
6.25%, 01/25/31	2,210	2,200,258
7.30%, 11/27/28	1,585	1,634,446
Blackstone Secured Lending Fund
2.85%, 09/30/28	3,660	3,463,439
5.13%, 01/31/31	1,880	1,790,376
5.30%, 06/30/30	1,940	1,882,768
5.35%, 04/13/28	1,060	1,057,260
5.88%, 11/15/27	2,190	2,205,951
5.90%, 05/21/31	1,430	1,400,279
Blue Owl Capital Corp.
2.88%, 06/11/28	3,930	3,737,636
5.95%, 03/15/29(b)	600	599,258
6.20%, 07/15/30(b)	1,020	1,016,030
6.30%, 08/15/31	875	867,675
Blue Owl Credit Income Corp.
5.80%, 03/15/30	3,065	2,988,737
6.55%, 10/15/31(c)	1,770	1,756,274
6.60%, 09/15/29	4,115	4,145,481
6.65%, 03/15/31	3,385	3,392,008
7.75%, 09/16/27	1,345	1,376,025
7.75%, 01/15/29	2,360	2,431,201
7.95%, 06/13/28	1,993	2,055,049
Blue Owl Technology Finance Corp.
6.10%, 03/15/28	1,695	1,696,140
6.50%, 10/15/29	30	29,754
6.75%, 04/04/29(b)	1,885	1,890,630
Capital Southwest Corp., 5.95%, 09/18/30(b)	670	663,667
Carlyle Secured Lending, Inc.
5.75%, 02/15/31	650	621,902
6.75%, 02/18/30(b)	150	150,242
Franklin BSP Capital Corp., 7.20%, 06/15/29	250	255,485
Goldman Sachs BDC, Inc.
5.10%, 01/28/29	820	803,849
5.65%, 09/09/30(b)	875	861,039
Goldman Sachs Private Credit Corp.
5.05%, 02/23/28	1,430	1,423,192
5.38%, 01/31/29	670	665,242
Security	Par (000)	Value
Holding Companies - Diversified (continued)
5.88%, 05/06/28	$1,035	$1,041,043
5.88%, 01/31/31	1,545	1,519,200
6.15%, 06/16/31(c)	1,355	1,341,811
6.25%, 05/06/30	1,035	1,037,885
Golub Capital BDC, Inc.
6.00%, 07/15/29	2,335	2,341,813
6.25%, 06/01/31	1,075	1,067,843
7.05%, 12/05/28	1,300	1,333,990
Golub Capital Private Credit Fund
5.45%, 08/15/28	765	759,925
5.60%, 04/15/31(c)	1,025	979,423
5.80%, 09/12/29	570	565,860
5.88%, 05/01/30(b)	2,300	2,258,568
HA Sustainable Infrastructure Capital, Inc.
5.95%, 07/15/33(c)	1,110	1,096,491
6.15%, 01/15/31	1,400	1,423,174
6.38%, 07/01/34	4,315	4,345,427
6.75%, 07/15/35	1,200	1,229,531
Main Street Capital Corp.
5.40%, 08/15/28	140	139,838
6.95%, 03/01/29	1,050	1,077,567
Morgan Stanley Direct Lending Fund
6.00%, 05/19/30	1,085	1,071,930
6.10%, 07/15/31	465	457,048
6.15%, 05/17/29	1,165	1,169,680
MSD Investment Corp.
6.13%, 02/05/31(c)	650	629,540
6.25%, 05/31/30	830	818,664
6.38%, 06/12/29(c)	665	663,846
New Mountain Finance Corp.
6.20%, 10/15/27(b)	650	654,701
6.88%, 02/01/29(b)	330	330,577
North Haven Private Income Fund LLC
5.13%, 09/25/28	850	828,441
5.75%, 02/01/30	150	145,270
Nuveen Churchill Direct Lending Corp., 6.65%, 03/15/30	100	99,971
Oaktree Specialty Lending Corp.
6.34%, 02/27/30(b)	930	921,302
7.10%, 02/15/29(b)	930	944,428
Oaktree Strategic Credit Fund
6.19%, 07/15/30(b)	875	870,533
6.50%, 07/23/29	530	536,043
8.40%, 11/14/28	880	923,711
Sixth Street Lending Partners
5.75%, 01/15/30	840	829,908
6.13%, 07/15/30	3,595	3,593,205
6.50%, 03/11/29	610	618,782
Sixth Street Specialty Lending, Inc.
5.63%, 08/15/30	955	945,100
5.65%, 08/15/31	770	749,641
6.13%, 03/01/29(b)	550	554,948
6.95%, 08/14/28	915	937,425
T Rowe Price Oha Select Private Credit Fund, 6.50%, 07/02/31(b)(c)	770	759,830
Trinity Capital, Inc., 7.00%, 05/21/31	20	20,172
		184,781,891
Home Builders — 0.0%
DR Horton, Inc.
1.40%, 10/15/27	2,184	2,109,812
4.85%, 10/15/30	180	178,754
135
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Home Builders (continued)
5.00%, 10/15/34	$2,990	$2,892,150
5.50%, 10/15/35	2,240	2,223,284
Lennar Corp.
4.75%, 11/29/27	4,158	4,159,655
5.20%, 07/30/30	2,820	2,827,000
Meritage Homes Corp., 5.65%, 03/15/35(b)	1,285	1,275,628
NVR, Inc., 3.00%, 05/15/30	3,068	2,854,274
PulteGroup, Inc.
4.25%, 03/01/31	1,825	1,761,124
4.90%, 03/01/36	1,195	1,138,167
6.00%, 02/15/35	1,608	1,652,627
6.38%, 05/15/33	1,741	1,838,003
7.88%, 06/15/32	1,389	1,567,191
Sekisui House U.S., Inc.
2.50%, 01/15/31	1,927	1,687,244
3.85%, 01/15/30	1,726	1,632,511
3.97%, 08/06/61(b)	1,515	953,111
6.00%, 01/15/43	3,147	2,851,166
Toll Brothers Finance Corp.
3.80%, 11/01/29	2,575	2,478,662
4.35%, 02/15/28	2,495	2,481,908
5.60%, 06/15/35	1,630	1,616,971
		40,179,242
Home Furnishings — 0.0%
Leggett & Platt, Inc.
3.50%, 11/15/27	3,092	3,027,791
3.50%, 11/15/51	2,720	1,592,395
4.40%, 03/15/29	2,797	2,702,321
Sony Group Corp.
4.66%, 06/30/31	2,680	2,642,555
5.09%, 06/30/36	2,220	2,160,066
		12,125,128
Household Products & Wares — 0.1%
Avery Dennison Corp.
2.25%, 02/15/32	2,160	1,859,678
2.65%, 04/30/30	2,647	2,440,773
4.88%, 12/06/28	3,201	3,208,093
5.75%, 03/15/33	1,950	1,998,434
Church & Dwight Co., Inc.
2.30%, 12/15/31	1,734	1,514,501
3.95%, 08/01/47	2,125	1,619,941
5.00%, 06/15/52	2,655	2,311,819
5.60%, 11/15/32	2,555	2,636,504
Clorox Co. (The)
1.80%, 05/15/30	3,694	3,295,230
3.10%, 10/01/27	3,583	3,530,882
3.90%, 05/15/28	3,638	3,587,904
4.40%, 05/01/29	3,480	3,437,304
4.60%, 05/01/32	3,604	3,488,956
4.70%, 05/15/31	2,205	2,161,904
4.95%, 05/15/33	1,535	1,493,416
5.25%, 05/15/36	1,705	1,655,321
Kimberly-Clark Corp.
1.05%, 09/15/27	4,051	3,919,896
2.00%, 11/02/31	3,083	2,674,678
2.88%, 02/07/50	1,529	957,071
3.10%, 03/26/30	4,168	3,931,686
3.20%, 04/25/29	4,220	4,059,537
3.20%, 07/30/46	2,175	1,493,375
3.90%, 05/04/47	1,652	1,257,987
Security	Par (000)	Value
Household Products & Wares (continued)
3.95%, 11/01/28	$3,162	$3,120,564
4.50%, 02/16/33	1,820	1,783,091
5.30%, 03/01/41	2,770	2,711,334
6.63%, 08/01/37	3,963	4,393,265
		70,543,144
Insurance — 0.7%
ACE Capital Trust II, Series N, 9.70%, 04/01/30	2,972	3,418,815
AEGON Funding Co. LLC, 5.63%, 05/07/36	1,635	1,593,666
Aegon Ltd., 5.50%, 04/11/48, (6-mo. SOFR US + 3.97%)(a)	3,430	3,428,518
Aflac, Inc.
3.60%, 04/01/30	6,493	6,203,654
4.00%, 10/15/46	2,291	1,762,217
4.75%, 01/15/49	3,568	3,021,529
5.15%, 05/14/36	2,205	2,147,662
Alleghany Corp.
3.25%, 08/15/51	3,470	2,189,009
3.63%, 05/15/30	4,714	4,505,767
4.90%, 09/15/44	2,160	1,874,652
Allstate Corp. (The)
1.45%, 12/15/30	3,304	2,850,180
3.85%, 08/10/49	2,868	2,069,979
4.20%, 12/15/46	3,747	2,919,229
4.50%, 06/15/43	2,830	2,370,679
5.05%, 06/24/29	2,495	2,509,674
5.25%, 03/30/33	2,730	2,731,827
5.35%, 06/01/33	1,694	1,701,357
5.55%, 05/09/35	2,291	2,309,058
5.95%, 04/01/36	1,825	1,888,183
6.50%, 05/15/67, (3-mo. SOFR US + 2.38%)(a)	2,495	2,507,278
American Financial Group, Inc.
4.50%, 06/15/47	2,495	1,972,502
5.00%, 09/23/35	985	927,270
American International Group, Inc.
3.40%, 06/30/30	3,225	3,032,558
3.88%, 01/15/35	1,800	1,616,455
4.38%, 06/30/50	5,529	4,367,506
4.50%, 07/16/44	2,760	2,308,446
4.75%, 04/01/48	6,258	5,270,113
4.80%, 07/10/45	800	689,708
4.85%, 05/07/30	2,780	2,771,618
5.13%, 03/27/33	3,875	3,836,771
5.45%, 05/07/35	2,190	2,183,079
Series A-9, 5.75%, 04/01/48, (3-mo. SOFR US + 3.13%)(a)(b)	250	250,935
American National Group, Inc.
5.75%, 10/01/29	2,020	2,043,707
6.00%, 07/15/35(b)	2,450	2,367,832
Aon Corp.
2.80%, 05/15/30	5,206	4,805,275
3.75%, 05/02/29	3,877	3,767,083
4.50%, 12/15/28	2,947	2,927,081
6.25%, 09/30/40	3,234	3,385,833
Aon Corp./Aon Global Holdings PLC
2.05%, 08/23/31	2,440	2,111,926
2.60%, 12/02/31	2,660	2,341,669
2.90%, 08/23/51	1,980	1,155,249
3.90%, 02/28/52	4,295	3,000,450
5.00%, 09/12/32	2,305	2,274,860
Schedule of Investments
136

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
5.35%, 02/28/33	$3,140	$3,136,408
Aon Global Ltd.
4.60%, 06/14/44	5,387	4,489,686
4.75%, 05/15/45	3,069	2,577,065
Aon North America, Inc.
5.15%, 03/01/29	4,555	4,586,079
5.30%, 03/01/31	3,570	3,593,244
5.45%, 03/01/34	7,623	7,582,065
5.75%, 03/01/54	6,400	5,897,851
Arch Capital Group Ltd.
3.64%, 06/30/50	5,182	3,592,466
5.25%, 06/15/36	1,190	1,159,038
5.95%, 06/15/56	2,790	2,705,454
7.35%, 05/01/34	1,655	1,842,621
Arthur J Gallagher & Co.
2.40%, 11/09/31	2,045	1,784,891
3.05%, 03/09/52	4,505	2,682,111
3.50%, 05/20/51	5,517	3,629,414
4.60%, 12/15/27	3,475	3,472,959
4.85%, 12/15/29	2,040	2,035,694
5.00%, 02/15/32	2,450	2,419,206
5.15%, 02/15/35	5,320	5,162,583
5.45%, 07/15/34	2,038	2,023,466
5.50%, 03/02/33	1,790	1,798,110
5.55%, 02/15/55	4,240	3,835,305
5.75%, 03/02/53	2,728	2,528,577
5.75%, 07/15/54	2,130	1,980,085
6.50%, 02/15/34	2,495	2,635,745
6.75%, 02/15/54	2,625	2,764,276
Aspen Insurance Holdings Ltd., 5.75%, 07/01/30	90	91,554
Assurant, Inc.
2.65%, 01/15/32	2,075	1,798,316
3.70%, 02/22/30	2,547	2,422,800
4.90%, 03/27/28	2,495	2,497,581
5.55%, 02/15/36	1,315	1,285,616
Assured Guaranty U.S. Holdings, Inc.
3.15%, 06/15/31	3,281	3,010,162
3.60%, 09/15/51	2,220	1,484,979
6.13%, 09/15/28	1,660	1,698,787
Athene Holding Ltd.
3.45%, 05/15/52	4,510	2,667,392
3.50%, 01/15/31	3,120	2,880,641
3.95%, 05/25/51	4,425	2,908,612
4.13%, 01/12/28	5,760	5,692,565
5.88%, 01/15/34(b)	4,163	4,133,330
6.15%, 04/03/30(b)	2,487	2,550,147
6.15%, 08/15/36(b)	2,225	2,202,615
6.25%, 04/01/54	4,060	3,641,883
6.63%, 10/15/54, (5-year CMT + 2.61%)(a)	1,070	989,124
6.63%, 05/19/55(b)	3,005	2,822,261
6.65%, 02/01/33(b)	2,265	2,349,290
6.88%, 06/28/55, (5-year CMT + 2.58%)(a)	800	748,774
Axis Specialty Finance LLC
3.90%, 07/15/29	3,089	2,990,321
4.90%, 01/15/40, (5-year CMT + 3.19%)(a)	1,821	1,782,643
Axis Specialty Finance PLC, 4.00%, 12/06/27	3,169	3,137,393
Berkshire Hathaway Finance Corp.
1.45%, 10/15/30	4,691	4,127,308
1.85%, 03/12/30(b)	3,408	3,101,111
2.50%, 01/15/51	3,100	1,729,413
Security	Par (000)	Value
Insurance (continued)
2.85%, 10/15/50	$6,974	$4,190,110
2.88%, 03/15/32	5,599	5,104,627
3.85%, 03/15/52	9,050	6,505,835
4.20%, 08/15/48	11,247	8,773,930
4.25%, 01/15/49	8,754	6,848,798
4.30%, 05/15/43	3,547	3,002,434
4.40%, 05/15/42	4,273	3,666,055
5.75%, 01/15/40	4,803	4,951,477
Berkshire Hathaway, Inc., 4.50%, 02/11/43(b)	5,790	5,020,710
Brighthouse Financial, Inc.
3.85%, 12/22/51	1,290	702,169
4.70%, 06/22/47	3,577	2,329,653
5.63%, 05/15/30(b)	2,794	2,791,165
Brown & Brown, Inc.
2.38%, 03/15/31	5,113	4,508,754
4.20%, 03/17/32	1,860	1,745,074
4.50%, 03/15/29	3,130	3,091,160
4.70%, 06/23/28	2,295	2,289,094
4.90%, 06/23/30	2,705	2,674,536
4.95%, 03/17/52	4,075	3,277,744
5.25%, 06/23/32	2,315	2,280,363
5.55%, 06/23/35	3,940	3,852,018
5.65%, 06/11/34	2,660	2,638,058
6.25%, 06/23/55	2,500	2,403,479
Chubb INA Holdings LLC
1.38%, 09/15/30	4,500	3,917,623
2.85%, 12/15/51	2,490	1,507,445
3.05%, 12/15/61	4,018	2,299,638
4.15%, 03/13/43	2,615	2,149,485
4.35%, 11/03/45	7,695	6,338,584
4.65%, 08/15/29	3,175	3,169,446
4.90%, 08/15/35	5,285	5,087,101
5.00%, 03/15/34	6,480	6,356,982
5.30%, 05/20/36	2,940	2,898,212
6.00%, 05/11/37	4,994	5,175,642
6.70%, 05/15/36	1,075	1,172,020
Series 1, 6.50%, 05/15/38	2,160	2,339,911
Cincinnati Financial Corp.
6.13%, 11/01/34	1,974	2,016,224
6.92%, 05/15/28	2,009	2,080,720
CNA Financial Corp.
2.05%, 08/15/30	2,880	2,564,023
3.90%, 05/01/29	4,316	4,201,509
5.13%, 02/15/34	1,545	1,499,787
5.20%, 08/15/35	2,100	2,020,218
5.50%, 06/15/33	1,735	1,729,827
CNO Financial Group, Inc.
5.25%, 05/30/29	3,075	3,072,057
6.45%, 06/15/34	2,620	2,679,933
Corebridge Financial, Inc.
3.85%, 04/05/29	4,758	4,627,848
3.90%, 04/05/32	5,955	5,509,682
4.35%, 04/05/42	2,840	2,333,382
4.40%, 04/05/52	6,080	4,631,794
5.75%, 01/15/34(b)	3,595	3,624,249
5.90%, 08/20/36	2,495	2,504,951
6.05%, 09/15/33	3,225	3,308,090
6.38%, 09/15/54, (5-year CMT + 2.65%)(a)	2,460	2,434,875
6.88%, 12/15/52, (5-year CMT + 3.85%)(a)	2,545	2,580,152
137
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
Enstar Group Ltd.
3.10%, 09/01/31	$2,856	$2,516,596
4.95%, 06/01/29	3,511	3,483,515
Equitable Holdings, Inc.
4.35%, 04/20/28	5,176	5,135,960
5.00%, 04/20/48	5,724	4,785,626
5.59%, 01/11/33	2,655	2,675,960
6.70%, 03/28/55, (5-year CMT + 2.39%)(a)	1,455	1,473,352
Essent Group Ltd., 6.25%, 07/01/29	1,425	1,460,739
Everest Reinsurance Holdings, Inc.
3.13%, 10/15/52	4,228	2,507,960
3.50%, 10/15/50	5,039	3,289,107
4.87%, 06/01/44	2,256	1,922,735
F&G Annuities & Life, Inc.
6.25%, 10/04/34(b)	2,075	1,959,357
6.50%, 06/04/29	2,730	2,764,867
7.40%, 01/13/28	2,751	2,813,079
Fairfax Financial Holdings Ltd.
3.38%, 03/03/31	2,102	1,942,491
4.63%, 04/29/30	2,687	2,642,819
4.85%, 04/17/28	3,049	3,045,146
5.63%, 08/16/32	2,430	2,451,431
5.75%, 05/20/35	300	300,022
6.00%, 12/07/33	3,145	3,218,914
6.10%, 03/15/55	2,205	2,082,336
6.20%, 06/08/56(c)	1,655	1,572,380
6.35%, 03/22/54	1,300	1,265,511
Fidelity National Financial, Inc.
2.45%, 03/15/31	3,274	2,876,297
3.20%, 09/17/51	1,655	981,439
3.40%, 06/15/30	3,815	3,563,825
4.50%, 08/15/28	3,072	3,054,377
First American Financial Corp.
2.40%, 08/15/31	2,927	2,532,984
4.00%, 05/15/30	2,865	2,733,313
5.45%, 09/30/34	2,190	2,117,046
Globe Life, Inc.
2.15%, 08/15/30	3,542	3,172,329
4.55%, 09/15/28	4,000	3,971,716
4.80%, 06/15/32	2,230	2,167,044
5.85%, 09/15/34	2,090	2,113,512
Hanover Insurance Group, Inc. (The)
2.50%, 09/01/30	2,185	1,969,754
5.50%, 09/01/35	1,115	1,089,287
Hartford Insurance Group, Inc. (The)
2.80%, 08/19/29	4,080	3,859,311
2.90%, 09/15/51	1,285	767,836
3.60%, 08/19/49	4,191	2,910,784
4.30%, 04/15/43	1,971	1,618,999
4.40%, 03/15/48	2,538	2,037,260
5.95%, 10/15/36	2,065	2,120,777
6.10%, 10/01/41	2,354	2,388,266
Horace Mann Educators Corp.
4.70%, 10/01/30	1,560	1,524,014
7.25%, 09/15/28	420	436,736
Jackson Financial, Inc.
3.13%, 11/23/31	3,295	2,919,380
4.00%, 11/23/51	3,410	2,224,039
5.67%, 06/08/32	1,340	1,334,351
6.15%, 01/15/37	1,665	1,628,908
Security	Par (000)	Value
Insurance (continued)
Kemper Corp.
2.40%, 09/30/30	$2,610	$2,282,119
3.80%, 02/23/32	2,080	1,853,181
Lincoln National Corp.
2.33%, 08/15/30	120	107,749
3.05%, 01/15/30	3,356	3,141,707
3.40%, 01/15/31	3,034	2,818,436
3.40%, 03/01/32	934	843,435
3.80%, 03/01/28	2,669	2,628,089
4.35%, 03/01/48	1,719	1,298,914
5.35%, 11/15/35	2,125	2,037,479
5.85%, 03/15/34	1,535	1,543,860
6.30%, 10/09/37	1,720	1,762,078
6.80%, 07/15/56, (5-year CMT + 2.40%)(a)	10	9,933
7.00%, 06/15/40	2,553	2,700,466
Loews Corp.
3.20%, 05/15/30	3,660	3,444,163
4.13%, 05/15/43	4,232	3,406,231
4.94%, 04/01/36	1,650	1,568,068
6.00%, 02/01/35	1,106	1,148,258
Manulife Financial Corp.
3.70%, 03/16/32	4,010	3,747,353
4.99%, 12/11/35	2,200	2,112,372
5.38%, 03/04/46	3,968	3,666,812
Markel Group, Inc.
3.35%, 09/17/29	2,355	2,245,167
3.45%, 05/07/52	2,660	1,708,400
3.50%, 11/01/27	3,447	3,398,337
4.15%, 09/17/50	2,651	1,946,066
4.30%, 11/01/47	1,436	1,107,986
5.00%, 04/05/46	2,715	2,349,680
5.00%, 05/20/49	2,335	1,974,263
6.00%, 05/16/54	2,480	2,357,545
Marsh & McLennan Companies, Inc.
2.25%, 11/15/30	4,390	3,936,199
2.38%, 12/15/31	1,695	1,482,946
2.90%, 12/15/51	1,570	933,510
4.20%, 03/01/48	3,485	2,701,295
4.35%, 01/30/47	2,732	2,180,080
4.38%, 03/15/29	8,387	8,299,059
4.55%, 11/08/27	6,260	6,260,446
4.65%, 03/15/30	5,605	5,563,682
4.75%, 03/15/39	3,378	3,080,529
4.85%, 11/15/31	6,540	6,459,518
4.90%, 03/15/49	5,831	4,947,857
4.95%, 03/15/36	2,320	2,221,852
5.00%, 03/15/35	9,220	8,888,978
5.15%, 03/15/34	2,041	2,008,833
5.35%, 11/15/44	2,415	2,235,998
5.40%, 09/15/33	2,575	2,598,347
5.40%, 03/15/55	7,315	6,578,872
5.45%, 03/15/53	2,395	2,176,172
5.45%, 03/15/54	1,915	1,740,453
5.70%, 09/15/53	4,525	4,256,286
5.75%, 11/01/32	1,745	1,795,755
5.88%, 08/01/33	1,535	1,587,490
6.25%, 11/01/52	2,025	2,051,434
Mercury General Corp., 6.25%, 06/15/36	1,165	1,150,136
MetLife, Inc.
4.05%, 03/01/45	4,936	3,870,798
4.13%, 08/13/42	3,643	2,963,007
Schedule of Investments
138

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
4.55%, 03/23/30	$6,322	$6,263,749
4.60%, 05/13/46	3,589	2,999,318
4.72%, 12/15/44	2,776	2,389,555
4.88%, 11/13/43	4,890	4,332,903
5.00%, 07/15/52	4,425	3,804,636
5.25%, 01/15/54	4,370	3,893,975
5.30%, 12/15/34	4,710	4,698,699
5.38%, 07/15/33(b)	3,795	3,841,273
5.70%, 06/15/35	7,598	7,726,568
5.85%, 03/15/56, (5-year CMT + 1.82%)(a)	250	242,435
5.88%, 02/06/41	4,107	4,110,495
6.38%, 06/15/34	3,880	4,114,072
6.40%, 12/15/66	5,907	5,943,762
6.50%, 12/15/32	3,205	3,431,205
10.75%, 08/01/69	3,717	4,748,919
Series G, 6.35%, 03/15/55, (5-year CMT + 2.08%)(a)	830	843,337
MGIC Investment Corp., 5.25%, 08/15/28	1,230	1,227,881
Nationwide Financial Services, Inc., 6.75%, 05/15/87	904	879,246
NMI Holdings, Inc., 6.00%, 08/15/29	1,340	1,363,817
Old Republic International Corp.
3.85%, 06/11/51	3,324	2,279,582
5.70%, 06/01/36	2,805	2,749,107
5.75%, 03/28/34	2,155	2,161,056
PartnerRe Finance B LLC
3.70%, 07/02/29	4,681	4,522,928
4.50%, 10/01/50, (5-year CMT + 3.82%)(a)	547	519,622
Primerica, Inc., 2.80%, 11/19/31	2,503	2,225,564
Principal Financial Group, Inc.
2.13%, 06/15/30	3,599	3,237,006
3.70%, 05/15/29(b)	3,080	2,983,773
4.30%, 11/15/46	1,559	1,249,298
4.35%, 05/15/43	1,998	1,643,314
4.63%, 09/15/42	1,851	1,596,152
5.30%, 01/15/37	1,440	1,392,404
5.38%, 03/15/33	2,375	2,381,834
5.50%, 03/15/53	1,645	1,503,632
6.05%, 10/15/36	3,040	3,119,872
Progressive Corp. (The)
3.00%, 03/15/32	2,149	1,936,589
3.20%, 03/26/30	3,431	3,242,216
3.70%, 01/26/45	1,587	1,192,890
3.70%, 03/15/52	2,970	2,085,791
3.95%, 03/26/50	3,004	2,232,211
4.00%, 03/01/29	2,867	2,820,378
4.13%, 04/15/47	3,928	3,057,883
4.20%, 03/15/48	2,765	2,171,458
4.35%, 04/25/44	2,198	1,809,649
4.60%, 03/26/31	1,170	1,150,695
4.95%, 06/15/33(b)	2,090	2,071,834
5.15%, 03/26/36	2,370	2,314,381
6.25%, 12/01/32	2,416	2,564,054
6.63%, 03/01/29	2,466	2,574,075
Prudential Financial, Inc.
2.10%, 03/10/30(b)	4,285	3,914,004
3.00%, 03/10/40	2,817	2,096,843
3.70%, 10/01/50, (5-year CMT + 3.04%)(a)	1,915	1,763,127
3.70%, 03/13/51	7,039	4,895,798
3.88%, 03/27/28	3,202	3,168,357
3.91%, 12/07/47	4,456	3,286,554
Security	Par (000)	Value
Insurance (continued)
3.94%, 12/07/49	$4,976	$3,613,132
4.35%, 02/25/50	4,417	3,456,395
4.42%, 03/27/48	2,053	1,631,790
4.50%, 09/15/47, (3-mo. SOFR US + 2.64%)(a)	3,515	3,475,834
4.60%, 05/15/44	3,646	3,085,900
5.13%, 03/01/52, (5-year CMT + 3.16%)(a)	3,400	3,284,670
5.20%, 03/14/35	2,945	2,890,896
5.70%, 12/14/36	3,959	4,008,397
5.70%, 09/15/48, (3-mo. SOFR US + 2.93%)(a)	4,598	4,600,958
5.75%, 07/15/33	2,427	2,507,566
6.00%, 09/01/52, (5-year CMT + 3.23%)(a)	1,376	1,382,632
6.25%, 06/15/56, (5-year CMT + 1.78%)(a)	3,170	3,120,669
6.50%, 03/15/54, (5-year CMT + 2.40%)(a)	4,735	4,830,646
6.63%, 12/01/37	2,376	2,572,475
6.63%, 06/21/40	1,715	1,857,873
6.75%, 03/01/53, (5-year CMT + 2.85%)(a)(b)	2,045	2,126,417
Prudential Funding Asia PLC
3.13%, 04/14/30	3,756	3,539,070
3.63%, 03/24/32	2,365	2,191,103
Reinsurance Group of America, Inc.
3.15%, 06/15/30	3,771	3,506,131
3.90%, 05/15/29	3,713	3,611,392
5.75%, 09/15/34	2,450	2,457,429
6.00%, 09/15/33	1,916	1,959,630
6.38%, 09/15/56, (5-year CMT + 2.34%)(a)	20	19,473
6.65%, 09/15/55, (5-year CMT + 2.39%)(a)	160	159,480
RenaissanceRe Holdings Ltd.
3.60%, 04/15/29	3,475	3,363,208
5.75%, 06/05/33	3,765	3,787,659
5.80%, 04/01/35	1,375	1,381,683
RLI Corp., 5.38%, 06/01/36	1,335	1,273,940
Selective Insurance Group, Inc.
5.38%, 03/01/49(b)	760	675,297
5.90%, 04/15/35	1,305	1,327,577
SiriusPoint Ltd., 7.00%, 04/05/29	310	320,366
Stewart Information Services Corp., 3.60%, 11/15/31	2,540	2,226,875
Transatlantic Holdings, Inc., 8.00%, 11/30/39	2,093	2,482,865
Travelers Companies, Inc. (The)
2.55%, 04/27/50	2,016	1,148,756
3.05%, 06/08/51	1,429	889,012
3.75%, 05/15/46	2,560	1,905,234
4.00%, 05/30/47	3,754	2,869,640
4.05%, 03/07/48	2,896	2,221,283
4.10%, 03/04/49	2,896	2,228,077
4.30%, 08/25/45	2,611	2,110,716
4.60%, 08/01/43	2,840	2,450,607
4.95%, 07/24/31	2,950	2,938,572
5.05%, 07/24/35	1,945	1,894,413
5.35%, 11/01/40	4,277	4,117,752
5.45%, 05/25/53	2,895	2,669,614
5.70%, 07/24/55	1,730	1,656,447
6.25%, 06/15/37	4,218	4,476,344
6.75%, 06/20/36	2,367	2,594,714
Travelers Property Casualty Corp., 6.38%, 03/15/33	2,823	3,026,109
Unum Group
4.00%, 06/15/29	2,881	2,808,637
139
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
4.13%, 06/15/51	$3,270	$2,346,075
4.50%, 12/15/49	2,055	1,579,446
5.25%, 12/15/35	1,280	1,232,296
5.75%, 08/15/42	3,500	3,345,534
6.00%, 06/15/54	1,355	1,271,427
W.R. Berkley Corp.
3.15%, 09/30/61	1,135	655,881
3.55%, 03/30/52	1,513	1,017,182
4.00%, 05/12/50	2,676	1,954,572
4.75%, 08/01/44	3,113	2,679,742
Willis North America, Inc.
2.95%, 09/15/29	4,244	3,995,778
3.88%, 09/15/49	3,035	2,154,097
4.50%, 09/15/28	4,318	4,288,470
4.55%, 03/15/31	3,200	3,106,299
5.05%, 09/15/48	2,015	1,721,241
5.15%, 03/15/36	1,510	1,442,810
5.35%, 05/15/33	2,255	2,243,915
5.90%, 03/05/54	3,915	3,703,898
XL Group Ltd., 5.25%, 12/15/43	2,310	2,113,961
		1,017,507,450
Internet — 0.9%
Airbnb, Inc.
4.40%, 03/16/29	3,360	3,330,978
4.65%, 03/16/31	4,230	4,170,710
5.25%, 03/16/36	3,200	3,127,518
Alibaba Group Holding Ltd.
2.13%, 02/09/31	5,540	4,952,187
2.70%, 02/09/41	4,915	3,440,908
3.15%, 02/09/51	6,350	3,984,085
3.25%, 02/09/61(b)	4,033	2,382,344
3.40%, 12/06/27	11,949	11,778,133
4.00%, 12/06/37	4,980	4,322,315
4.20%, 12/06/47	8,465	6,580,659
4.40%, 12/06/57(b)	4,535	3,461,550
4.50%, 11/28/34	3,712	3,514,605
4.88%, 05/26/30(b)	750	752,785
5.25%, 05/26/35(b)	2,450	2,435,328
5.63%, 11/26/54(b)	2,965	2,765,548
Alphabet, Inc.
1.10%, 08/15/30	11,999	10,428,410
1.90%, 08/15/40	7,723	4,926,555
2.05%, 08/15/50(b)	13,853	6,935,370
2.25%, 08/15/60(b)	8,905	4,102,110
3.70%, 02/15/29	10,275	10,058,195
3.88%, 11/15/28(b)	2,725	2,689,452
4.00%, 05/15/30	6,585	6,408,926
4.10%, 11/15/30	8,365	8,111,179
4.10%, 02/15/31	10,185	9,847,307
4.38%, 11/15/32	2,855	2,747,404
4.40%, 02/15/33	8,230	7,879,085
4.50%, 08/10/28(b)	3,245	3,246,149
4.50%, 05/15/35	4,225	4,008,570
4.63%, 08/10/29	7,655	7,632,498
4.70%, 11/15/35	16,335	15,478,219
4.80%, 02/15/36	19,415	18,496,973
4.88%, 08/15/31	12,170	12,083,282
5.20%, 08/15/33	8,890	8,858,550
5.25%, 05/15/55	4,710	4,069,979
5.30%, 05/15/65	5,380	4,531,332
5.35%, 11/15/45	8,015	7,331,451
Security	Par (000)	Value
Internet (continued)
5.45%, 08/15/36	$21,100	$20,941,380
5.45%, 11/15/55	8,100	7,175,510
5.50%, 02/15/46	11,415	10,616,847
5.65%, 02/15/56	7,410	6,774,077
5.70%, 11/15/75	8,285	7,274,356
5.75%, 02/15/66	8,170	7,329,349
6.25%, 08/15/46	11,090	11,141,200
6.38%, 08/15/56	18,280	18,399,380
6.50%, 08/15/66	11,160	11,159,420
Amazon.com, Inc.
1.50%, 06/03/30	10,320	9,133,278
1.65%, 05/12/28(b)	11,897	11,343,571
2.10%, 05/12/31	12,605	11,095,565
2.50%, 06/03/50	11,461	6,212,069
2.70%, 06/03/60(b)	9,570	4,846,787
2.88%, 05/12/41	9,919	7,072,712
3.10%, 05/12/51	14,820	8,987,009
3.25%, 05/12/61	8,502	4,853,784
3.45%, 04/13/29	7,440	7,218,858
3.60%, 04/13/32	11,200	10,437,490
3.85%, 03/13/28	13,235	13,110,569
3.88%, 08/22/37	12,967	11,257,573
3.90%, 11/20/28	9,270	9,131,836
3.95%, 04/13/52	10,940	7,746,682
4.00%, 03/13/29	14,105	13,864,148
4.05%, 08/22/47	16,421	12,259,338
4.10%, 11/20/30	11,240	10,893,149
4.10%, 04/13/62	5,478	3,759,469
4.25%, 03/13/31	16,590	16,093,719
4.25%, 08/22/57	10,926	7,876,365
4.35%, 03/20/33	6,840	6,514,173
4.55%, 12/01/27	4,424	4,433,179
4.55%, 03/13/33	8,720	8,399,416
4.60%, 07/09/29	11,765	11,713,165
4.65%, 12/01/29	7,620	7,600,607
4.65%, 11/20/35(b)	14,520	13,686,410
4.70%, 12/01/32	9,855	9,685,464
4.80%, 07/09/31	14,830	14,692,719
4.80%, 12/05/34	6,590	6,418,560
4.88%, 03/13/36	29,290	27,852,190
4.95%, 12/05/44	7,078	6,295,869
5.10%, 07/09/33	7,845	7,759,615
5.30%, 07/09/36	14,880	14,569,443
5.45%, 11/20/55	13,680	12,082,656
5.55%, 11/20/65	9,345	8,100,852
5.65%, 03/13/46	10,925	10,244,681
5.80%, 03/13/56	21,685	20,003,644
5.95%, 03/13/66	12,165	11,194,616
6.00%, 07/09/46	7,925	7,701,288
6.05%, 03/13/76	12,785	11,791,282
6.10%, 07/09/56	14,800	14,273,650
6.25%, 07/09/66	7,775	7,486,175
AppLovin Corp.
5.13%, 12/01/29	4,795	4,802,712
5.38%, 12/01/31	2,305	2,305,957
5.50%, 12/01/34	4,030	3,965,502
5.95%, 12/01/54	3,480	3,157,894
Baidu, Inc.
2.38%, 08/23/31	760	677,560
3.43%, 04/07/30(b)	1,425	1,360,172
4.38%, 03/29/28	2,260	2,248,106
Schedule of Investments
140

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Internet (continued)
4.88%, 11/14/28	$1,965	$1,970,754
Booking Holdings, Inc.
3.55%, 03/15/28	3,414	3,360,609
5.38%, 05/07/36	1,465	1,440,839
eBay, Inc.
2.60%, 05/10/31	3,465	3,095,766
2.70%, 03/11/30	4,710	4,351,652
3.65%, 05/10/51	3,444	2,377,524
4.00%, 07/15/42	4,656	3,602,636
4.25%, 03/06/29	1,615	1,592,816
5.13%, 11/06/35	1,465	1,413,059
5.95%, 11/22/27	2,060	2,089,380
6.30%, 11/22/32	1,925	2,028,937
Expedia Group, Inc.
2.95%, 03/15/31	2,828	2,572,266
3.25%, 02/15/30	5,759	5,435,314
3.80%, 02/15/28	4,154	4,099,236
5.40%, 02/15/35	3,845	3,752,541
5.50%, 04/15/36	3,565	3,466,162
JD.com, Inc.
3.38%, 01/14/30(b)	2,265	2,170,355
4.13%, 01/14/50(b)	1,900	1,481,008
MercadoLibre, Inc.
3.13%, 01/14/31	370	336,631
4.90%, 01/15/33	1,540	1,485,732
Meta Platforms, Inc.
3.85%, 08/15/32	15,650	14,511,369
4.20%, 11/15/30	17,360	16,831,662
4.30%, 08/15/29(b)	6,455	6,401,121
4.45%, 08/15/52(b)	12,035	8,600,501
4.55%, 05/15/31	15,220	14,874,352
4.55%, 08/15/31	6,565	6,406,606
4.60%, 05/15/28(b)	7,085	7,098,480
4.60%, 11/15/32	16,200	15,552,972
4.65%, 08/15/62	7,400	5,144,897
4.75%, 08/15/34	14,880	14,157,830
4.80%, 05/15/30	6,480	6,459,963
4.88%, 05/15/33	14,410	13,928,531
4.88%, 11/15/35(b)	31,280	29,288,026
4.95%, 05/15/33	9,665	9,449,725
5.25%, 05/15/36(b)	28,840	27,713,857
5.40%, 08/15/54	12,210	9,895,789
5.50%, 11/15/45	23,840	20,686,986
5.55%, 08/15/64	12,985	10,351,989
5.60%, 05/15/53	11,955	10,034,769
5.63%, 11/15/55	15,650	13,068,373
5.75%, 05/15/63	8,525	7,037,330
5.75%, 11/15/65	20,680	17,018,615
6.20%, 05/15/46	7,380	6,929,709
6.30%, 05/15/56	14,280	13,158,301
6.45%, 05/15/66	14,730	13,477,462
Netflix, Inc.
4.88%, 04/15/28	5,295	5,324,795
4.90%, 08/15/34(b)	3,180	3,114,980
5.25%, 08/15/36	3,455	3,414,007
5.40%, 08/15/54	3,640	3,352,183
5.88%, 11/15/28	4,870	4,995,305
6.38%, 05/15/29	5,110	5,331,719
Tencent Music Entertainment Group, 2.00%, 09/03/30	3,921	3,500,366
Security	Par (000)	Value
Internet (continued)
Uber Technologies, Inc.
4.15%, 01/15/31	$4,330	$4,180,529
4.30%, 01/15/30	2,550	2,500,108
4.80%, 09/15/34	7,040	6,734,905
4.80%, 09/15/35	4,900	4,643,000
5.35%, 09/15/54(b)	6,400	5,673,919
VeriSign, Inc.
2.70%, 06/15/31	4,605	4,104,247
5.10%, 07/15/31	2,515	2,495,061
5.25%, 06/01/32	805	799,279
Weibo Corp., 3.38%, 07/08/30(b)	5,124	4,768,476
		1,205,029,007
Iron & Steel — 0.1%
ArcelorMittal SA
4.25%, 07/16/29	3,067	3,014,632
5.38%, 05/19/36	3,820	3,718,346
6.00%, 06/17/34(b)	2,340	2,412,502
6.35%, 06/17/54(b)	2,670	2,746,423
6.55%, 11/29/27	6,070	6,194,983
6.75%, 03/01/41	2,360	2,493,523
6.80%, 11/29/32	4,515	4,884,007
7.00%, 10/15/39	3,155	3,420,419
Gerdau Trade, Inc., 5.75%, 06/09/35	2,290	2,305,259
Nucor Corp.
2.70%, 06/01/30	3,209	2,969,382
2.98%, 12/15/55	1,622	961,174
3.13%, 04/01/32	2,345	2,132,154
3.85%, 04/01/52	2,920	2,125,370
3.95%, 05/01/28	2,723	2,697,764
4.40%, 05/01/48	1,939	1,591,179
4.65%, 06/01/30	2,635	2,615,835
5.10%, 06/01/35	2,220	2,188,657
5.20%, 08/01/43	1,550	1,455,086
6.40%, 12/01/37	1,801	1,927,691
Reliance, Inc., 2.15%, 08/15/30	1,075	962,076
Steel Dynamics, Inc.
1.65%, 10/15/27	1,720	1,665,726
3.25%, 01/15/31	3,231	3,003,634
3.25%, 10/15/50	2,759	1,776,741
3.45%, 04/15/30	2,504	2,373,751
4.00%, 12/15/28	2,780	2,732,865
5.25%, 05/15/35	3,540	3,476,177
5.38%, 08/15/34	2,525	2,510,326
5.75%, 05/15/55	1,525	1,454,252
Vale Overseas Ltd.
3.75%, 07/08/30	4,764	4,529,230
6.13%, 06/12/33	6,535	6,745,824
6.40%, 06/28/54	4,910	4,848,383
6.88%, 11/21/36(b)	2,836	3,088,324
6.88%, 11/10/39	1,431	1,553,382
Vale SA, 5.63%, 09/11/42	1,176	1,133,629
		93,708,706
Leisure Time — 0.0%
Brunswick Corp./DE
2.40%, 08/18/31	2,474	2,145,408
4.40%, 09/15/32	2,255	2,110,931
5.85%, 03/18/29	2,290	2,328,085
Harley-Davidson, Inc., 4.63%, 07/28/45	2,084	1,464,003
141
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Leisure Time (continued)
Polaris, Inc.
5.60%, 03/01/31	$2,315	$2,293,541
6.95%, 03/15/29	1,940	2,017,011
Royal Caribbean Cruises Ltd.
3.70%, 03/15/28	705	693,982
4.75%, 05/15/33	4,535	4,325,687
5.25%, 02/27/38	6,165	5,797,781
5.38%, 01/15/36	6,220	6,014,300
5.55%, 01/20/34	3,550	3,527,130
7.50%, 10/15/27	120	123,579
		32,841,438
Lodging — 0.1%
Choice Hotels International, Inc.
3.70%, 12/01/29	2,286	2,187,704
3.70%, 01/15/31	2,330	2,176,293
5.85%, 08/01/34(b)	2,210	2,202,645
Hyatt Hotels Corp.
4.38%, 09/15/28	2,810	2,784,580
5.05%, 03/30/28	2,200	2,206,236
5.25%, 06/30/29	2,070	2,083,651
5.38%, 12/15/31	2,590	2,594,179
5.40%, 12/15/35(b)	1,425	1,380,926
5.50%, 06/30/34	1,450	1,441,895
5.75%, 04/23/30	2,612	2,658,672
5.75%, 03/30/32	1,490	1,514,308
Las Vegas Sands Corp.
3.90%, 08/08/29	4,190	4,038,131
5.30%, 05/15/31	1,675	1,654,274
5.63%, 06/15/28	3,810	3,843,498
5.65%, 05/18/33	1,965	1,934,151
6.00%, 08/15/29	2,825	2,880,076
6.00%, 06/14/30	2,945	3,000,376
6.20%, 08/15/34	1,660	1,677,842
Marriott International, Inc.
4.50%, 10/15/31	3,405	3,312,737
4.50%, 05/01/33	1,650	1,570,470
4.80%, 03/15/30	3,190	3,168,987
4.88%, 05/15/29(b)	2,685	2,684,580
4.90%, 04/15/29	3,930	3,935,106
5.00%, 10/15/27	4,120	4,136,185
5.10%, 04/15/32	2,680	2,669,814
5.10%, 05/01/38	3,480	3,262,011
5.25%, 10/15/35	2,620	2,557,374
5.30%, 05/15/34	3,705	3,663,748
5.35%, 03/15/35	3,190	3,143,993
5.50%, 04/15/37	7,515	7,374,230
5.55%, 10/15/28	2,975	3,020,002
Series AA, 4.65%, 12/01/28	1,994	1,992,162
Series FF, 4.63%, 06/15/30	5,792	5,713,279
Series GG, 3.50%, 10/15/32	4,119	3,735,809
Series HH, 2.85%, 04/15/31	3,051	2,769,649
Series II, 2.75%, 10/15/33(b)	4,595	3,923,361
Series X, 4.00%, 04/15/28	2,224	2,200,744
Series YY, 5.65%, 09/15/36	3,585	3,558,106
Sands China Ltd.
2.85%, 03/08/29	3,100	2,935,770
3.25%, 08/08/31	2,665	2,407,156
4.38%, 06/18/30(b)	3,775	3,652,225
5.40%, 08/08/28	5,290	5,323,178
		124,970,113
Security	Par (000)	Value
Machinery — 0.3%
AGCO Corp., 5.80%, 03/21/34	$2,935	$2,943,406
Caterpillar Financial Services Corp.
1.10%, 09/14/27	3,086	2,986,298
3.70%, 01/10/28	1,840	1,821,773
3.75%, 02/23/29	3,425	3,353,771
3.95%, 11/14/28	3,915	3,859,373
4.15%, 01/08/31	1,740	1,692,335
4.38%, 08/16/29	2,575	2,554,182
4.40%, 10/15/27	2,345	2,344,567
4.40%, 03/03/28	2,050	2,046,784
4.60%, 11/15/27	3,320	3,326,958
4.70%, 11/15/29	4,035	4,035,965
4.80%, 01/08/30	1,910	1,923,705
4.85%, 02/27/29	2,945	2,959,765
Series K, 4.10%, 08/15/28	3,650	3,620,018
Series L, 4.20%, 05/15/28	4,275	4,256,578
Series L, 4.30%, 05/15/29	6,305	6,239,429
Series L, 4.50%, 05/15/31	3,020	2,967,445
Series L, 4.65%, 08/14/29	1,190	1,187,011
Caterpillar, Inc.
1.90%, 03/12/31	2,345	2,069,724
2.60%, 09/19/29	3,371	3,175,672
2.60%, 04/09/30	5,130	4,769,645
3.25%, 09/19/49	4,719	3,172,591
3.25%, 04/09/50	4,667	3,145,633
3.80%, 08/15/42	7,513	6,034,077
4.30%, 05/15/44	2,517	2,114,522
4.75%, 05/15/64	1,698	1,417,437
5.20%, 05/15/35	6,860	6,845,538
5.20%, 05/27/41	3,766	3,642,821
5.30%, 09/15/35	1,735	1,750,534
5.50%, 05/15/55(b)	2,020	1,985,572
6.05%, 08/15/36(b)	2,718	2,889,621
CNH Industrial Capital LLC
4.38%, 03/07/31	1,840	1,778,525
4.50%, 10/08/27	1,640	1,638,813
4.50%, 10/16/30	2,735	2,662,002
4.55%, 04/10/28	3,345	3,327,531
4.75%, 03/21/28	2,085	2,082,545
4.95%, 06/25/31	2,465	2,432,678
5.10%, 04/20/29	2,790	2,797,019
5.50%, 01/12/29	2,320	2,346,850
CNH Industrial NV, 3.85%, 11/15/27	3,550	3,514,935
Deere & Co.
2.88%, 09/07/49	3,410	2,146,076
3.10%, 04/15/30	3,566	3,366,192
3.75%, 04/15/50	7,001	5,140,302
3.90%, 06/09/42	5,679	4,634,824
5.38%, 10/16/29	2,935	2,997,518
5.45%, 01/16/35(b)	5,190	5,266,791
5.70%, 01/19/55	995	976,620
7.13%, 03/03/31	2,525	2,751,632
Deere Funding Canada Corp.
4.15%, 10/09/30	1,525	1,482,351
4.85%, 07/15/31	100	99,377
Dover Corp.
2.95%, 11/04/29	2,820	2,661,479
5.38%, 10/15/35	1,122	1,123,012
5.38%, 03/01/41	2,160	2,072,618
Eaton Capital ULC, 4.45%, 05/09/30	3,480	3,422,883
Schedule of Investments
142

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Machinery (continued)
Flowserve Corp.
2.80%, 01/15/32	$2,480	$2,177,919
3.50%, 10/01/30	2,893	2,715,624
5.70%, 05/15/36	1,755	1,729,279
GE Vernova, Inc.
4.25%, 02/04/31	2,540	2,473,146
4.88%, 02/04/36	3,165	3,037,938
5.50%, 02/04/56	1,670	1,544,907
IDEX Corp.
2.63%, 06/15/31	2,540	2,272,473
3.00%, 05/01/30	3,139	2,925,856
4.95%, 09/01/29	1,730	1,727,806
Ingersoll Rand, Inc.
5.18%, 06/15/29	2,520	2,548,311
5.31%, 06/15/31	1,680	1,698,029
5.40%, 08/14/28	1,105	1,118,327
5.45%, 06/15/34	3,195	3,202,015
5.70%, 08/14/33	4,680	4,773,530
5.70%, 06/15/54	2,590	2,459,404
John Deere Capital Corp.
1.45%, 01/15/31	2,925	2,533,211
1.50%, 03/06/28	2,607	2,494,941
2.00%, 06/17/31	2,814	2,466,255
2.45%, 01/09/30	3,121	2,898,798
2.80%, 09/08/27	3,282	3,231,615
2.80%, 07/18/29	3,481	3,306,978
3.05%, 01/06/28	2,775	2,725,074
3.35%, 04/18/29	3,585	3,470,512
3.45%, 03/07/29	3,474	3,378,935
3.90%, 06/07/32	2,910	2,762,833
4.15%, 09/15/27	4,285	4,275,390
4.35%, 09/15/32	3,570	3,463,190
4.38%, 10/15/30	2,150	2,115,034
4.40%, 09/08/31	5,335	5,214,338
4.50%, 01/16/29	4,440	4,428,170
4.65%, 01/07/28	3,070	3,078,916
4.70%, 06/10/30	4,270	4,255,973
4.75%, 01/20/28	2,495	2,505,770
4.85%, 06/11/29	3,545	3,565,156
4.85%, 10/11/29	2,510	2,528,762
4.90%, 03/03/28	2,290	2,304,873
4.90%, 03/07/31	3,890	3,889,033
4.95%, 07/14/28	4,775	4,814,104
5.10%, 04/11/34	4,640	4,621,016
5.15%, 09/08/33	3,995	4,013,966
Series 1, 5.05%, 06/12/34	4,015	3,985,441
Series I, 3.90%, 03/09/29	2,560	2,514,392
Series I, 4.13%, 01/18/29	2,470	2,443,538
Series I, 4.20%, 03/10/31	1,465	1,423,379
Series I, 4.25%, 06/05/28	3,540	3,524,899
Series I, 4.38%, 04/15/31	2,515	2,460,934
Series I, 4.55%, 06/05/30	3,255	3,227,249
Series J, 4.40%, 06/15/29	2,485	2,467,006
Nordson Corp.
4.50%, 12/15/29	2,250	2,218,662
5.60%, 09/15/28	2,480	2,516,309
5.80%, 09/15/33	1,765	1,801,370
Oshkosh Corp.
3.10%, 03/01/30	2,131	2,003,830
4.60%, 05/15/28	2,368	2,356,396
Security	Par (000)	Value
Machinery (continued)
Otis Worldwide Corp.
2.57%, 02/15/30	$7,846	$7,243,154
3.11%, 02/15/40	3,983	2,973,829
3.36%, 02/15/50	4,456	2,987,664
4.49%, 05/07/29	2,105	2,088,543
5.13%, 11/19/31	710	712,018
5.13%, 09/04/35	2,080	2,027,004
5.25%, 08/16/28	3,695	3,729,869
Regal Rexnord Corp.
6.05%, 04/15/28	6,300	6,408,240
6.30%, 02/15/30	5,315	5,476,063
6.40%, 04/15/33	5,675	5,889,970
Rockwell Automation, Inc.
1.75%, 08/15/31	2,400	2,059,369
2.80%, 08/15/61	2,218	1,187,695
3.50%, 03/01/29	2,903	2,822,739
4.20%, 03/01/49	2,273	1,814,037
Vertiv Holdings Co.
4.85%, 03/15/36	1,150	1,087,732
5.65%, 03/15/46	1,320	1,236,082
5.80%, 03/15/56	970	906,997
5.95%, 03/15/66	1,470	1,367,022
Westinghouse Air Brake Technologies Corp.
4.70%, 09/15/28	6,280	6,267,192
4.90%, 05/29/30	2,630	2,617,930
5.50%, 05/29/35	3,450	3,443,690
5.61%, 03/11/34	1,345	1,356,991
Xylem, Inc./New York
1.95%, 01/30/28	3,647	3,512,760
2.25%, 01/30/31(b)	3,178	2,836,785
4.38%, 11/01/46	2,525	2,056,781
5.20%, 06/01/33	3,145	3,127,257
5.45%, 06/01/36	1,450	1,445,375
		390,228,923
Manufacturing — 0.1%
3M Co.
2.38%, 08/26/29	5,025	4,694,722
2.88%, 10/15/27	4,623	4,541,294
3.05%, 04/15/30	3,630	3,408,327
3.13%, 09/19/46	2,157	1,423,587
3.25%, 08/26/49	5,013	3,289,243
3.38%, 03/01/29	4,128	3,996,689
3.63%, 09/14/28	3,200	3,138,798
3.63%, 10/15/47	2,166	1,536,583
3.70%, 04/15/50	3,177	2,233,549
3.88%, 06/15/44	1,925	1,473,461
4.00%, 09/14/48	4,755	3,574,084
4.80%, 03/15/30	2,370	2,365,365
5.15%, 03/15/35	2,230	2,201,355
5.70%, 03/15/37	2,802	2,846,866
DuPont de Nemours, Inc.
4.73%, 11/15/28	270	269,471
4.73%, 11/15/28(c)	5,100	5,080,570
5.32%, 11/15/38	4,149	3,995,503
5.42%, 11/15/48	2,757	2,525,145
Eaton Corp.
3.10%, 09/15/27	3,582	3,534,703
3.85%, 03/06/28	4,530	4,480,521
3.92%, 09/15/47	1,764	1,348,132
3.95%, 03/06/29	6,605	6,479,638
4.00%, 11/02/32	4,534	4,299,163
143
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Manufacturing (continued)
4.15%, 03/15/33	$4,795	$4,557,952
4.15%, 11/02/42	6,389	5,300,712
4.20%, 03/06/31	4,320	4,183,414
4.35%, 05/18/28	2,210	2,202,233
4.50%, 03/06/33	2,135	2,055,950
4.70%, 08/23/52	3,075	2,599,743
4.80%, 03/06/36	2,985	2,852,558
5.45%, 03/06/56(b)	3,150	2,941,404
Illinois Tool Works, Inc.
3.90%, 09/01/42	4,457	3,592,163
4.65%, 08/13/29	4,525	4,514,482
4.88%, 09/15/41	4,165	3,809,559
Parker-Hannifin Corp.
3.25%, 06/14/29	4,658	4,472,945
4.00%, 06/14/49	3,111	2,351,422
4.10%, 03/01/47	3,346	2,619,321
4.20%, 11/21/34	2,155	2,005,037
4.25%, 09/15/27	5,890	5,876,436
4.45%, 11/21/44	3,012	2,519,756
4.50%, 09/15/29	5,138	5,095,572
6.25%, 05/15/38	1,556	1,659,333
Pentair Finance SARL
4.50%, 07/01/29	2,883	2,835,369
5.90%, 07/15/32	1,540	1,563,617
Teledyne Technologies, Inc.
2.25%, 04/01/28	1,305	1,255,673
2.75%, 04/01/31	3,255	2,938,975
Textron, Inc.
2.45%, 03/15/31	2,758	2,469,998
3.00%, 06/01/30	3,090	2,879,937
3.38%, 03/01/28	2,343	2,294,752
3.90%, 09/17/29	1,749	1,695,404
4.95%, 03/15/36	1,160	1,105,958
5.50%, 05/15/35	2,340	2,329,921
6.10%, 11/15/33	2,090	2,169,851
		161,486,216
Media — 0.5%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.75%, 02/15/28	5,869	5,752,716
3.85%, 04/01/61	8,740	4,894,157
3.95%, 06/30/62	6,556	3,717,919
4.20%, 03/15/28	7,038	6,935,386
4.40%, 04/01/33	5,050	4,548,593
4.40%, 12/01/61	6,463	3,999,970
5.05%, 03/30/29	4,488	4,450,092
5.38%, 04/01/38	4,258	3,688,970
5.50%, 04/01/63(b)	4,690	3,448,714
5.75%, 04/01/48	11,151	9,028,209
5.85%, 12/01/35(b)	5,375	5,049,951
6.05%, 02/15/32	4,515	4,518,318
6.10%, 06/01/29	6,720	6,833,596
6.38%, 10/23/35	9,270	9,038,670
6.48%, 10/23/45	15,685	13,937,870
6.55%, 06/01/34	6,895	6,883,937
6.60%, 02/15/34	4,765	4,791,116
6.65%, 02/01/34	4,495	4,524,409
6.70%, 12/01/55(b)	3,505	3,175,915
6.83%, 10/23/55	2,268	2,040,442
6.95%, 08/15/36	5,555	5,564,423
Security	Par (000)	Value
Media (continued)
7.09%, 09/01/38(c)	$38,724	$38,314,111
7.34%, 09/01/41(c)	27,849	27,617,390
7.85%, 08/15/56	4,535	4,606,626
Comcast Corp.
1.50%, 02/15/31	8,290	7,096,138
1.95%, 01/15/31	10,221	8,946,310
2.45%, 08/15/52(b)	1,795	870,331
2.65%, 02/01/30	8,848	8,184,550
2.65%, 08/15/62(b)	1,934	881,216
2.80%, 01/15/51(b)	1,194	634,392
2.89%, 11/01/51	1,465	784,023
2.94%, 11/01/56	25,840	13,183,161
2.99%, 11/01/63	17,523	8,538,369
3.15%, 02/15/28	250	244,620
3.20%, 07/15/36(b)	5,210	4,222,085
3.25%, 11/01/39	5,402	3,937,936
3.40%, 04/01/30	8,500	8,032,012
3.40%, 07/15/46	6,592	4,220,848
3.45%, 02/01/50	8,350	5,123,227
3.55%, 05/01/28	370	363,044
3.75%, 04/01/40	7,520	5,789,925
3.90%, 03/01/38	5,934	4,860,746
3.97%, 11/01/47	8,962	6,147,771
4.00%, 08/15/47	3,967	2,746,216
4.00%, 03/01/48	4,661	3,206,346
4.00%, 11/01/49	9,068	6,118,047
4.05%, 11/01/52	4,859	3,250,094
4.15%, 10/15/28	450	444,552
4.20%, 08/15/34	5,280	4,798,609
4.25%, 10/15/30	7,264	7,027,473
4.25%, 01/15/33	8,196	7,688,594
4.40%, 08/15/35	4,154	3,749,721
4.55%, 01/15/29	90	89,498
4.60%, 10/15/38	5,225	4,564,573
4.60%, 08/15/45	3,596	2,831,069
4.65%, 02/15/33	5,335	5,110,755
4.65%, 07/15/42	3,060	2,488,969
4.70%, 10/15/48	8,723	6,666,592
4.75%, 03/01/44	2,334	1,902,402
4.80%, 05/15/33	5,150	4,971,395
4.95%, 05/15/32	3,570	3,522,518
4.95%, 10/15/58	4,879	3,676,030
5.17%, 01/15/37(b)(c)	40,210	37,368,161
5.30%, 06/01/34	5,860	5,765,137
5.30%, 05/15/35(b)	4,255	4,177,964
5.35%, 05/15/53(b)	7,250	5,974,842
5.50%, 11/15/32(b)	5,050	5,122,077
5.50%, 05/15/64	6,140	4,985,342
5.65%, 06/15/35	4,061	4,040,454
5.65%, 06/01/54(b)	5,640	4,851,038
6.05%, 05/15/55(b)	4,590	4,195,171
6.45%, 03/15/37	3,060	3,166,956
6.50%, 11/15/35	3,382	3,559,445
6.55%, 07/01/39	1,165	1,188,662
6.95%, 08/15/37	2,345	2,518,812
7.05%, 03/15/33	3,977	4,332,467
FactSet Research Systems, Inc., 3.45%, 03/01/32(b)	2,655	2,393,124
Fox Corp.
3.50%, 04/08/30	5,173	4,918,312
4.71%, 01/25/29	10,767	10,716,500
Schedule of Investments
144

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Media (continued)
5.48%, 01/25/39	$7,056	$6,701,912
5.58%, 01/25/49	7,048	6,348,319
6.50%, 10/13/33	7,230	7,617,839
NBCUniversal Media LLC
4.45%, 01/15/43	3,728	3,269,943
5.95%, 04/01/41	2,956	3,060,477
6.40%, 04/30/40	2,162	2,319,205
Space Exploration Technologies Corp.
5.35%, 07/15/31(c)	27,020	26,412,127
5.65%, 07/15/33(c)	22,500	21,657,762
5.88%, 07/15/36(c)	24,385	22,950,620
6.60%, 07/15/46(c)	9,830	8,925,156
6.65%, 07/15/56(c)	13,215	11,747,430
Time Warner Cable Enterprises LLC, 8.38%, 07/15/33	5,413	5,900,865
Time Warner Cable LLC
5.50%, 09/01/41	6,269	5,219,136
5.88%, 11/15/40	5,638	4,893,504
6.55%, 05/01/37	7,247	6,972,984
6.75%, 06/15/39	6,971	6,637,509
7.30%, 07/01/38	6,971	6,995,991
TWDC Enterprises 18 Corp.
3.00%, 07/30/46	2,804	1,865,388
3.70%, 12/01/42	2,126	1,647,618
4.13%, 06/01/44	4,577	3,670,844
4.38%, 08/16/41	1,875	1,609,291
Series B, 7.00%, 03/01/32	3,407	3,745,661
Series E, 4.13%, 12/01/41(b)	2,798	2,323,256
Walt Disney Co. (The)
2.00%, 09/01/29	11,477	10,641,897
2.20%, 01/13/28	5,887	5,722,153
2.65%, 01/13/31	11,703	10,715,368
2.75%, 09/01/49	8,140	4,865,508
3.50%, 05/13/40	8,642	6,885,869
3.60%, 01/13/51	9,790	6,837,112
3.75%, 03/14/29	7,625	7,471,673
3.80%, 03/22/30	7,199	6,976,258
3.80%, 05/13/60	6,187	4,278,268
4.00%, 03/14/31	7,305	7,059,860
4.63%, 03/14/36	4,865	4,619,859
4.63%, 03/23/40	3,371	3,053,341
4.70%, 03/23/50	8,335	7,010,940
4.75%, 09/15/44	3,179	2,760,553
4.75%, 11/15/46	1,948	1,672,169
4.95%, 10/15/45	2,271	2,006,517
5.40%, 10/01/43	3,322	3,159,784
6.15%, 03/01/37	2,210	2,348,205
6.15%, 02/15/41	3,317	3,458,808
6.20%, 12/15/34	5,595	5,961,668
6.40%, 12/15/35	5,190	5,610,155
6.55%, 03/15/33	2,764	2,998,999
6.65%, 11/15/37	6,342	6,934,160
7.75%, 12/01/45	1,685	2,033,300
		761,125,382
Metal Fabricate & Hardware — 0.0%
Precision Castparts Corp.
3.90%, 01/15/43	2,870	2,310,178
4.38%, 06/15/45	1,923	1,587,338
Timken Co. (The)
4.13%, 04/01/32	1,835	1,725,273
4.50%, 12/15/28	2,820	2,797,045
Security	Par (000)	Value
Metal Fabricate & Hardware (continued)
Valmont Industries, Inc.
5.00%, 10/01/44	$2,664	$2,329,990
5.25%, 10/01/54	1,584	1,396,815
		12,146,639
Mining — 0.2%
AngloGold Ashanti Holdings PLC
3.75%, 10/01/30	3,623	3,419,406
6.50%, 04/15/40(b)	130	134,879
Barrick Mining Corp.
5.25%, 04/01/42	1,445	1,350,840
6.45%, 10/15/35	1,503	1,608,182
Barrick North America Finance LLC
5.70%, 05/30/41	4,073	3,966,987
5.75%, 05/01/43	4,582	4,434,691
Barrick PD Australia Finance Pty. Ltd., 5.95%, 10/15/39	3,898	3,923,831
BHP Billiton Finance USA Ltd.
4.13%, 02/24/42	4,931	4,113,829
4.75%, 02/28/28	4,990	5,002,660
4.90%, 02/28/33	3,145	3,097,820
5.00%, 02/21/30	5,050	5,068,605
5.00%, 02/15/36	935	912,630
5.00%, 09/30/43	11,908	10,854,674
5.10%, 09/08/28	4,448	4,485,163
5.13%, 02/21/32(b)	3,525	3,533,749
5.25%, 09/08/30	4,410	4,461,531
5.25%, 09/08/33	6,840	6,856,684
5.30%, 02/21/35	6,065	6,046,358
5.50%, 09/08/53(b)	3,870	3,667,230
5.75%, 09/05/55	2,900	2,820,904
Freeport-McMoRan, Inc.
4.13%, 03/01/28	2,862	2,832,951
4.25%, 03/01/30	2,761	2,696,702
4.38%, 08/01/28	3,071	3,046,174
4.63%, 08/01/30	3,446	3,387,048
5.00%, 09/01/27	2,838	2,837,383
5.25%, 09/01/29	2,755	2,762,910
5.40%, 11/14/34	3,226	3,215,381
5.45%, 03/15/43	8,095	7,602,342
Kinross Gold Corp., 6.25%, 07/15/33	1,030	1,074,324
Newmont Corp.
2.60%, 07/15/32	3,840	3,391,860
4.88%, 03/15/42	2,881	2,636,680
5.45%, 06/09/44	3,277	3,132,202
5.88%, 04/01/35	2,165	2,241,308
Newmont Corp./Newcrest Finance Pty. Ltd.
3.25%, 05/13/30	2,250	2,128,258
4.20%, 05/13/50	860	667,898
5.35%, 03/15/34	4,499	4,523,800
Rio Tinto Alcan, Inc.
5.75%, 06/01/35	2,133	2,177,553
6.13%, 12/15/33	4,313	4,521,004
7.25%, 03/15/31	3,523	3,831,521
Rio Tinto Finance USA Ltd.
2.75%, 11/02/51	5,189	3,055,119
5.20%, 11/02/40	5,534	5,268,983
7.13%, 07/15/28	4,136	4,320,903
Rio Tinto Finance USA PLC
4.13%, 08/21/42	3,194	2,641,939
4.50%, 03/14/28	3,740	3,738,162
4.75%, 03/22/42	4,430	3,972,804
145
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mining (continued)
4.88%, 03/14/30	$5,505	$5,507,047
5.00%, 03/14/32	3,280	3,267,030
5.00%, 03/09/33	2,835	2,815,557
5.13%, 03/09/53	4,753	4,227,533
5.25%, 03/14/35	5,965	5,927,623
5.75%, 03/14/55	4,990	4,831,339
5.88%, 03/14/65	764	742,174
Southern Copper Corp.
5.25%, 11/08/42	8,407	7,731,934
5.35%, 06/24/36	4,575	4,451,657
5.88%, 04/23/45	4,428	4,342,490
6.75%, 04/16/40	5,456	5,879,010
7.50%, 07/27/35	4,463	5,034,839
Yamana Gold, Inc., 2.63%, 08/15/31	1,735	1,516,820
		217,740,915
Office & Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.
3.25%, 02/15/29	3,814	3,632,203
3.28%, 12/01/28	3,270	3,135,416
3.57%, 12/01/31	5,385	4,869,538
4.25%, 04/01/28	3,532	3,484,902
5.10%, 03/01/30(b)	720	711,663
5.55%, 08/22/34	1,660	1,609,203
		17,442,925
Oil & Gas — 0.8%
Antero Resources Corp., 5.40%, 02/01/36	1,740	1,680,266
APA Corp.
4.25%, 01/15/30	2,530	2,468,389
5.10%, 09/01/40	2,060	1,863,935
5.35%, 07/01/49(b)	1,680	1,443,453
6.00%, 01/15/37	300	301,422
6.10%, 02/15/35	1,450	1,479,652
6.75%, 02/15/55	2,895	2,969,845
BP Capital Markets America, Inc.
1.75%, 08/10/30	4,626	4,115,846
2.72%, 01/12/32	10,265	9,156,509
2.77%, 11/10/50	7,125	4,219,072
2.94%, 06/04/51	10,665	6,494,880
3.00%, 02/24/50	9,995	6,256,220
3.00%, 03/17/52	4,880	2,992,371
3.06%, 06/17/41	6,965	5,103,326
3.38%, 02/08/61	8,633	5,348,418
3.63%, 04/06/30	5,747	5,523,753
3.94%, 09/21/28	5,073	5,001,800
4.23%, 11/06/28	8,545	8,471,702
4.70%, 04/10/29	6,255	6,257,708
4.81%, 02/13/33	7,205	7,059,683
4.87%, 11/25/29	2,805	2,814,697
4.89%, 09/11/33	5,025	4,932,546
4.97%, 10/17/29	3,575	3,599,124
4.99%, 04/10/34	6,220	6,112,121
5.02%, 11/17/27	5,720	5,755,008
5.23%, 11/17/34	8,400	8,373,334
BP Capital Markets PLC
3.28%, 09/19/27	7,870	7,782,484
3.72%, 11/28/28	4,502	4,412,981
Burlington Resources LLC
5.95%, 10/15/36	1,650	1,716,907
7.20%, 08/15/31	1,730	1,894,957
Security	Par (000)	Value
Oil & Gas (continued)
Canadian Natural Resources Ltd.
2.95%, 07/15/30	$2,850	$2,653,640
4.95%, 06/01/47	4,958	4,256,517
5.00%, 12/15/29	1,600	1,603,188
5.40%, 12/15/34	1,180	1,172,171
5.85%, 02/01/35	2,075	2,119,227
6.25%, 03/15/38	5,113	5,291,423
6.45%, 06/30/33	2,100	2,229,502
6.50%, 02/15/37	2,574	2,727,272
6.75%, 02/01/39	2,270	2,439,599
7.20%, 01/15/32	1,995	2,175,558
Cenovus Energy, Inc.
2.65%, 01/15/32	2,606	2,300,350
3.75%, 02/15/52	4,410	3,034,836
4.65%, 03/20/31	2,790	2,733,497
5.25%, 06/15/37	3,055	2,907,679
5.40%, 03/20/36	2,220	2,160,281
5.40%, 06/15/47	3,194	2,884,417
6.75%, 11/15/39	2,060	2,220,808
Chevron Corp.
2.24%, 05/11/30	7,866	7,199,439
3.08%, 05/11/50	3,536	2,275,281
Chevron USA, Inc.
2.34%, 08/12/50	1,933	1,058,495
3.25%, 10/15/29	3,711	3,561,614
3.85%, 01/15/28	4,661	4,628,306
4.05%, 08/13/28	3,100	3,077,876
4.30%, 10/15/30	5,385	5,307,335
4.48%, 02/26/28	4,140	4,143,746
4.50%, 10/15/32	5,235	5,126,583
4.69%, 04/15/30	3,010	3,007,763
4.82%, 04/15/32	3,530	3,517,113
4.85%, 10/15/35(b)	4,100	4,009,160
4.98%, 04/15/35	3,185	3,152,941
5.25%, 11/15/43	1,915	1,854,108
6.00%, 03/01/41	2,005	2,153,349
CNOOC Finance 2013 Ltd.
2.88%, 09/30/29	1,249	1,183,653
3.30%, 09/30/49	1,315	955,411
4.25%, 05/09/43	3,599	3,154,425
CNOOC Finance 2015 Australia Pty. Ltd., 4.20%, 05/05/45	500	430,483
CNOOC Finance 2015 USA LLC, 4.38%, 05/02/28	2,697	2,683,060
CNOOC Petroleum North America ULC
5.88%, 03/10/35	2,000	2,130,689
6.40%, 05/15/37	3,000	3,346,483
7.88%, 03/15/32(b)	3,000	3,404,314
ConocoPhillips
4.88%, 10/01/47	2,250	1,940,051
5.90%, 10/15/32	2,416	2,527,784
5.90%, 05/15/38	1,262	1,306,705
6.50%, 02/01/39	3,784	4,094,347
ConocoPhillips Co.
3.76%, 03/15/42	4,315	3,400,801
3.80%, 03/15/52	5,495	3,890,718
4.03%, 03/15/62	8,132	5,668,545
4.30%, 11/15/44	3,840	3,142,313
4.70%, 01/15/30	6,875	6,847,863
4.85%, 01/15/32	3,415	3,401,431
5.00%, 01/15/35	5,575	5,469,890
Schedule of Investments
146

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
5.05%, 09/15/33	$4,185	$4,175,614
5.30%, 05/15/53	5,405	4,833,265
5.50%, 01/15/55	4,675	4,307,373
5.55%, 03/15/54	4,005	3,711,181
5.65%, 01/15/65	3,085	2,841,495
5.70%, 09/15/63	3,345	3,109,489
5.95%, 03/15/46	1,635	1,638,001
6.95%, 04/15/29	1,868	1,968,405
Continental Resources, Inc./OK
4.38%, 01/15/28	5,720	5,678,307
4.90%, 06/01/44	4,345	3,502,699
Devon Energy Corp.
4.38%, 03/15/29(c)	2,865	2,831,244
4.50%, 01/15/30	3,460	3,404,900
4.75%, 05/15/42	3,943	3,426,405
5.00%, 06/15/45	3,492	3,045,615
5.20%, 09/15/34(b)	5,175	5,101,192
5.25%, 10/15/27	4,205	4,205,733
5.40%, 02/15/35(c)	3,080	3,054,697
5.60%, 03/15/34(c)	2,245	2,271,027
5.60%, 07/15/41	6,307	6,047,075
5.75%, 09/15/54(b)	5,160	4,834,114
5.88%, 06/15/28	2,765	2,765,945
5.90%, 02/15/55(c)	3,030	2,890,481
7.88%, 09/30/31	2,682	3,014,339
7.95%, 04/15/32	2,135	2,420,630
Diamondback Energy, Inc.
3.13%, 03/24/31	3,677	3,391,734
3.50%, 12/01/29	4,603	4,412,514
5.15%, 01/30/30	4,360	4,392,787
5.40%, 04/18/34	6,280	6,270,486
5.55%, 04/01/35	4,740	4,765,726
5.75%, 04/18/54	7,680	7,253,652
5.90%, 04/18/64	3,660	3,460,740
6.25%, 03/15/33	5,145	5,399,775
6.25%, 03/15/53	3,135	3,158,224
Eni USA, Inc., 7.30%, 11/15/27	1,390	1,431,947
EOG Resources, Inc.
3.90%, 04/01/35	2,353	2,113,576
4.38%, 04/15/30	4,109	4,042,733
4.40%, 07/15/28	3,535	3,521,912
4.40%, 01/15/31	1,555	1,520,115
4.95%, 04/15/50	5,329	4,592,043
5.00%, 07/15/32	5,295	5,264,687
5.35%, 01/15/36	5,350	5,297,320
5.65%, 12/01/54	3,225	3,036,885
5.95%, 07/15/55	4,295	4,215,398
EQT Corp.
3.90%, 10/01/27	2,211	2,191,681
4.75%, 01/15/31	4,080	4,011,432
5.00%, 01/15/29	2,560	2,561,510
5.70%, 04/01/28	2,700	2,736,461
5.75%, 02/01/34	2,980	3,005,165
7.00%, 02/01/30	3,460	3,654,677
7.50%, 06/01/30	700	748,601
Equinor ASA
2.38%, 05/22/30	6,552	6,016,076
3.13%, 04/06/30	5,646	5,340,777
3.25%, 11/18/49	3,909	2,596,479
3.63%, 09/10/28	4,391	4,314,636
3.63%, 04/06/40	2,099	1,700,496
Security	Par (000)	Value
Oil & Gas (continued)
3.70%, 04/06/50	$3,905	$2,839,489
3.95%, 05/15/43	3,552	2,859,449
4.25%, 06/02/28	2,225	2,216,609
4.25%, 11/23/41	2,330	1,985,562
4.50%, 09/03/30	825	816,918
4.75%, 11/14/35	1,650	1,580,781
4.80%, 11/08/43	3,025	2,702,029
5.10%, 08/17/40	3,102	2,941,406
5.13%, 06/03/35	2,825	2,805,721
7.25%, 09/23/27	540	555,799
Expand Energy Corp.
4.75%, 02/01/32	3,530	3,417,802
5.38%, 02/01/29	1,650	1,650,096
5.38%, 03/15/30	6,210	6,230,080
5.70%, 01/15/35	2,625	2,614,172
Exxon Mobil Corp.
2.44%, 08/16/29	8,151	7,691,513
2.61%, 10/15/30	8,540	7,875,746
3.00%, 08/16/39	6,430	4,964,428
3.10%, 08/16/49	7,546	4,892,815
3.45%, 04/15/51	10,913	7,481,791
3.48%, 03/19/30	7,034	6,768,112
3.57%, 03/06/45	4,687	3,491,225
4.11%, 03/01/46	12,201	9,767,570
4.23%, 03/19/40	7,651	6,716,558
4.33%, 03/19/50	11,980	9,582,165
Helmerich & Payne, Inc.
2.90%, 09/29/31	2,575	2,292,187
4.65%, 12/01/27	1,240	1,238,136
4.85%, 12/01/29(b)	1,280	1,272,435
5.50%, 12/01/34	1,490	1,444,729
Hess Corp.
5.60%, 02/15/41	6,138	6,053,758
5.80%, 04/01/47	3,369	3,315,274
6.00%, 01/15/40	4,058	4,179,080
7.13%, 03/15/33	2,817	3,119,397
7.30%, 08/15/31	3,029	3,327,442
7.88%, 10/01/29	3,007	3,273,245
HF Sinclair Corp.
4.50%, 10/01/30	1,947	1,894,950
5.00%, 02/01/28	2,975	2,966,724
5.50%, 09/01/32	1,545	1,542,875
5.75%, 01/15/31	5,015	5,100,188
6.25%, 01/15/35	1,605	1,646,014
Marathon Petroleum Corp.
3.80%, 04/01/28	3,523	3,474,895
4.50%, 04/01/48	2,452	1,933,492
4.75%, 09/15/44	4,361	3,695,278
5.00%, 09/15/54(b)	2,048	1,708,084
5.15%, 03/01/30	3,705	3,728,265
5.70%, 03/01/35	3,105	3,137,700
6.50%, 03/01/41	5,766	6,036,328
Occidental Petroleum Corp.
5.38%, 01/01/32	4,555	4,596,845
5.55%, 10/01/34(b)	5,115	5,163,878
6.05%, 10/01/54(b)	4,687	4,592,575
6.20%, 03/15/40	3,770	3,827,252
6.45%, 09/15/36	8,195	8,651,288
6.60%, 03/15/46	5,495	5,706,575
6.63%, 09/01/30	5,386	5,646,663
7.50%, 05/01/31	3,735	4,086,027
147
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
7.88%, 09/15/31	$2,392	$2,666,071
7.95%, 06/15/39	1,610	1,871,535
8.88%, 07/15/30	4,690	5,229,217
Ovintiv, Inc.
6.25%, 07/15/33	2,730	2,851,268
6.50%, 08/15/34	2,489	2,625,189
6.50%, 02/01/38	2,380	2,484,414
6.63%, 08/15/37	2,460	2,604,252
7.10%, 07/15/53(b)	2,775	3,006,384
7.20%, 11/01/31	2,150	2,324,192
7.38%, 11/01/31	2,325	2,536,871
8.13%, 09/15/30	1,430	1,574,352
Patterson-UTI Energy, Inc.
5.15%, 11/15/29	1,840	1,838,269
6.05%, 05/15/36	870	863,893
7.15%, 10/01/33	1,825	1,951,217
Phillips 66
2.15%, 12/15/30	4,635	4,167,986
3.15%, 12/15/29	3,321	3,157,717
3.30%, 03/15/52	4,900	3,110,689
3.75%, 03/01/28	2,951	2,920,229
3.90%, 03/15/28	4,186	4,150,440
4.65%, 11/15/34	5,075	4,841,190
4.68%, 02/15/45	2,405	2,015,675
4.88%, 11/15/44	7,730	6,705,741
4.90%, 10/01/46	3,102	2,654,754
4.95%, 12/01/27	4,345	4,364,039
4.95%, 03/15/35	2,935	2,855,123
5.25%, 06/15/31	6,400	6,501,129
5.30%, 06/30/33	3,875	3,879,203
5.50%, 03/15/55	2,150	1,946,948
5.65%, 06/15/54	2,360	2,185,709
5.88%, 05/01/42	6,924	6,876,202
Series A, 5.88%, 03/15/56, (5-year CMT + 2.28%)(a)	2,745	2,713,612
Series B, 6.20%, 03/15/56, (5-year CMT + 2.17%)(a)	3,645	3,604,320
Pioneer Natural Resources Co.
1.90%, 08/15/30	5,755	5,138,993
2.15%, 01/15/31	1,110	988,811
Shell Finance U.S., Inc.
2.38%, 11/07/29	7,776	7,253,814
2.75%, 04/06/30	5,193	4,844,022
3.00%, 11/26/51	1,590	983,701
3.13%, 11/07/49	6,078	3,930,994
3.25%, 04/06/50(b)	8,298	5,497,976
3.75%, 09/12/46	5,276	3,930,754
3.88%, 11/13/28	6,495	6,399,945
4.00%, 05/10/46	8,149	6,307,167
4.13%, 11/06/30	3,265	3,182,459
4.13%, 05/11/35	5,673	5,254,686
4.38%, 05/11/45	11,588	9,521,494
4.55%, 08/12/43	4,573	3,909,679
4.75%, 01/06/36	4,065	3,902,374
5.13%, 10/15/41	630	587,682
5.50%, 03/25/40	5,628	5,544,131
6.38%, 12/15/38	11,026	11,781,466
Shell International Finance BV
2.38%, 11/07/29	1,110	1,034,818
2.75%, 04/06/30(b)	1,480	1,387,046
2.88%, 11/26/41	3,700	2,619,719
Security	Par (000)	Value
Oil & Gas (continued)
3.25%, 04/06/50(b)	$870	$577,635
3.63%, 08/21/42	2,938	2,278,896
3.88%, 11/13/28	50	49,408
4.00%, 05/10/46	1,530	1,188,587
4.13%, 05/11/35(b)	1,350	1,250,178
4.38%, 05/11/45	1,400	1,150,943
6.38%, 12/15/38(b)	359	385,365
Suncor Energy, Inc.
3.75%, 03/04/51(b)	4,223	2,938,000
4.00%, 11/15/47	4,282	3,166,392
5.95%, 12/01/34	2,200	2,256,511
6.50%, 06/15/38	430	451,725
6.80%, 05/15/38	3,186	3,428,587
6.85%, 06/01/39	4,636	5,013,805
7.15%, 02/01/32	2,402	2,609,863
TotalEnergies Capital International SA
2.83%, 01/10/30	6,799	6,394,338
2.99%, 06/29/41	5,243	3,814,696
3.13%, 05/29/50	12,801	8,213,164
3.39%, 06/29/60	4,095	2,546,036
3.46%, 02/19/29	6,349	6,179,680
3.46%, 07/12/49	6,795	4,652,604
TotalEnergies Capital SA
3.88%, 10/11/28	4,842	4,784,173
4.72%, 09/10/34	3,870	3,759,459
5.15%, 04/05/34	6,730	6,708,140
5.28%, 09/10/54	3,830	3,454,425
5.43%, 09/10/64	4,280	3,836,847
5.49%, 04/05/54	6,710	6,247,887
5.64%, 04/05/64	4,665	4,332,212
TotalEnergies Capital USA LLC
4.25%, 01/13/31	1,550	1,508,385
4.57%, 01/13/33	840	812,877
4.86%, 01/13/36	100	96,141
Valero Energy Corp.
2.15%, 09/15/27	3,740	3,652,357
2.80%, 12/01/31	2,465	2,202,828
3.65%, 12/01/51	3,475	2,353,384
4.00%, 04/01/29	2,375	2,326,502
4.00%, 06/01/52	2,515	1,804,820
4.35%, 06/01/28	3,546	3,529,866
4.90%, 03/15/45	3,201	2,793,315
5.15%, 02/15/30	2,500	2,515,938
5.15%, 03/10/36	2,440	2,358,967
6.63%, 06/15/37	7,330	7,902,510
7.50%, 04/15/32	3,188	3,552,720
Viper Energy Partners LLC
4.90%, 08/01/30	1,595	1,577,134
5.70%, 08/01/35	3,580	3,572,959
Woodside Finance Ltd.
4.90%, 05/19/28	545	545,298
5.10%, 09/12/34	4,940	4,780,495
5.40%, 05/19/30	1,830	1,845,920
5.70%, 05/19/32	730	742,411
5.70%, 09/12/54	4,730	4,352,111
6.00%, 05/19/35	2,550	2,601,487
		1,054,340,877
Oil & Gas Services — 0.1%
Baker Hughes Holdings LLC, 5.13%, 09/15/40	5,989	5,585,567
Schedule of Investments
148

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas Services (continued)
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.
3.14%, 11/07/29	$2,571	$2,442,626
3.34%, 12/15/27	8,111	7,993,972
4.05%, 03/11/29	2,410	2,368,702
4.08%, 12/15/47	6,783	5,190,751
4.35%, 06/15/31	6,730	6,522,420
4.49%, 05/01/30	2,859	2,816,372
4.65%, 06/15/33	5,180	4,985,943
5.00%, 06/15/36	7,720	7,415,223
5.85%, 06/15/56	6,665	6,368,339
Halliburton Co.
2.92%, 03/01/30	4,033	3,767,195
4.50%, 11/15/41	2,970	2,524,642
4.75%, 08/01/43	4,325	3,700,518
4.85%, 11/15/35	4,420	4,193,206
5.00%, 11/15/45	8,851	7,720,344
6.70%, 09/15/38	3,921	4,220,187
7.45%, 09/15/39	4,671	5,309,149
NOV, Inc.
3.60%, 12/01/29	3,202	3,072,125
3.95%, 12/01/42	6,536	4,987,018
Schlumberger Investment SA
2.65%, 06/26/30	3,203	2,952,186
4.55%, 05/07/31	1,645	1,613,747
4.80%, 05/07/33	1,695	1,657,284
5.15%, 05/07/36	2,335	2,284,111
		99,691,627
Packaging & Containers — 0.1%
Amcor Finance USA, Inc.
4.50%, 05/15/28	2,240	2,229,049
5.63%, 05/26/33	2,475	2,502,427
Amcor Flexibles North America, Inc.
2.63%, 06/19/30	2,990	2,742,979
2.69%, 05/25/31	4,005	3,594,341
4.25%, 03/08/29	2,345	2,310,731
4.80%, 03/17/28	3,610	3,613,209
5.10%, 03/17/30	1,705	1,707,855
5.13%, 03/12/36(b)	2,125	2,045,612
5.50%, 03/17/35(b)	2,835	2,823,249
Amcor Group Finance PLC, 5.45%, 05/23/29	2,700	2,736,323
AptarGroup, Inc.
3.60%, 03/15/32	1,400	1,293,899
4.75%, 03/30/31	2,520	2,472,128
Berry Global, Inc.
5.50%, 04/15/28	2,781	2,812,322
5.65%, 01/15/34	4,400	4,424,781
5.80%, 06/15/31	3,625	3,718,769
Packaging Corp. of America
3.00%, 12/15/29	3,624	3,417,500
3.05%, 10/01/51	2,725	1,682,897
3.40%, 12/15/27	3,634	3,579,306
4.05%, 12/15/49	2,917	2,183,254
5.20%, 08/15/35	1,170	1,146,341
5.70%, 12/01/33	2,261	2,307,038
Smurfit Kappa Treasury ULC
5.20%, 01/15/30	1,830	1,838,530
5.44%, 04/03/34	5,955	5,940,036
5.78%, 04/03/54(b)	4,620	4,410,240
Security	Par (000)	Value
Packaging & Containers (continued)
Smurfit Westrock Financing DAC
5.19%, 01/15/36	$2,650	$2,567,914
5.42%, 01/15/35	2,995	2,966,482
Sonoco Products Co.
2.85%, 02/01/32	2,513	2,231,636
3.13%, 05/01/30	3,495	3,254,607
4.60%, 09/01/29	2,065	2,039,936
5.00%, 09/01/34(b)	1,970	1,898,259
5.75%, 11/01/40(b)	1,565	1,535,940
WestRock MWV LLC
7.95%, 02/15/31	1,638	1,811,833
8.20%, 01/15/30	3,236	3,548,318
WRKCo, Inc.
3.00%, 06/15/33	3,148	2,737,895
3.90%, 06/01/28	3,081	3,032,614
4.00%, 03/15/28	3,046	3,011,807
4.20%, 06/01/32	2,326	2,206,467
4.90%, 03/15/29	3,904	3,903,258
		104,279,782
Pharmaceuticals — 1.3%
AbbVie, Inc.
3.20%, 11/21/29	26,374	25,108,691
3.78%, 03/03/28	5,945	5,875,313
4.05%, 11/21/39	19,716	16,810,587
4.13%, 03/15/31	3,965	3,833,272
4.25%, 11/14/28	4,491	4,454,781
4.25%, 11/21/49	25,678	19,993,151
4.30%, 05/14/36	4,925	4,522,284
4.40%, 03/15/33	6,330	6,070,363
4.40%, 11/06/42	11,547	9,814,725
4.45%, 05/14/46	9,258	7,635,773
4.50%, 08/18/28	4,960	4,949,120
4.50%, 05/14/35	11,741	11,054,429
4.55%, 03/15/35	7,860	7,431,050
4.63%, 10/01/42	3,298	2,884,130
4.65%, 03/15/28	5,645	5,650,462
4.65%, 03/15/30	8,255	8,201,654
4.70%, 05/14/45	11,483	9,877,254
4.75%, 03/15/36	6,380	6,076,182
4.75%, 03/15/45	4,634	4,004,239
4.80%, 03/15/29	15,165	15,185,436
4.85%, 06/15/44	5,183	4,562,454
4.88%, 03/15/30	6,325	6,328,116
4.88%, 09/15/31	3,520	3,495,409
4.88%, 11/14/48	8,550	7,368,968
4.95%, 03/15/31	8,615	8,620,863
5.05%, 09/15/33	8,255	8,174,238
5.05%, 03/15/34	13,640	13,491,063
5.20%, 03/15/35	4,945	4,904,462
5.30%, 09/15/36	6,390	6,319,841
5.35%, 03/15/44	4,050	3,820,595
5.40%, 03/15/54	13,420	12,289,366
5.45%, 09/15/38	2,385	2,354,648
5.50%, 03/15/64	3,935	3,578,940
5.55%, 03/15/56	2,960	2,766,679
5.60%, 03/15/55	3,870	3,646,218
5.65%, 03/15/66	3,330	3,102,925
6.00%, 09/15/56	1,770	1,760,178
6.10%, 09/15/66	2,055	2,041,316
Astrazeneca Finance LLC
1.75%, 05/28/28	6,179	5,895,203
149
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
2.25%, 05/28/31	$4,437	$3,935,880
4.00%, 03/02/31	2,200	2,118,971
4.30%, 03/02/33	2,540	2,428,344
4.60%, 03/02/36	2,680	2,533,418
4.85%, 02/26/29	6,130	6,159,275
4.88%, 03/03/28	6,040	6,072,623
4.88%, 03/03/33	2,199	2,176,737
4.90%, 03/03/30	3,540	3,549,373
4.90%, 02/26/31	4,835	4,833,266
5.00%, 02/26/34	6,145	6,074,539
AstraZeneca PLC
1.38%, 08/06/30	6,791	5,957,038
2.13%, 08/06/50	1,264	664,271
3.00%, 05/28/51	1,775	1,117,283
4.00%, 01/17/29	4,970	4,907,868
4.00%, 09/18/42	5,314	4,336,827
4.38%, 11/16/45	4,834	4,020,990
4.38%, 08/17/48	4,217	3,448,969
6.45%, 09/15/37	14,047	15,157,623
Becton Dickinson & Co.
1.96%, 02/11/31	5,225	4,579,252
2.82%, 05/20/30	3,977	3,684,646
4.30%, 08/22/32	2,850	2,721,439
4.69%, 02/13/28	4,990	4,988,276
4.87%, 02/08/29	3,805	3,806,719
5.11%, 02/08/34	1,815	1,786,299
Bristol-Myers Squibb Co.
1.13%, 11/13/27	4,376	4,214,481
1.45%, 11/13/30	5,915	5,161,887
2.35%, 11/13/40	3,699	2,501,996
2.55%, 11/13/50	7,862	4,387,638
2.95%, 03/15/32	6,560	5,915,411
3.25%, 08/01/42	3,268	2,392,866
3.40%, 07/26/29	8,697	8,395,160
3.45%, 11/15/27	3,540	3,500,113
3.55%, 03/15/42	4,945	3,796,161
3.70%, 03/15/52	10,050	7,001,761
3.90%, 02/20/28	30	29,770
3.90%, 03/15/62	6,062	4,135,395
4.13%, 06/15/39	10,541	9,114,875
4.25%, 10/26/49	17,182	13,347,990
4.35%, 11/15/47	6,089	4,865,210
4.50%, 03/01/44	1,475	1,241,786
4.55%, 02/20/48	6,691	5,487,733
4.63%, 05/15/44	3,285	2,809,831
4.90%, 02/22/29	340	342,567
5.00%, 08/15/45	3,340	2,962,114
5.10%, 02/22/31	5,735	5,774,640
5.20%, 02/22/34	11,420	11,424,566
5.50%, 02/22/44	3,020	2,892,787
5.55%, 02/22/54	10,435	9,703,189
5.65%, 02/22/64	50	46,988
5.75%, 02/01/31	4,425	4,567,031
5.90%, 11/15/33	2,289	2,385,296
6.25%, 11/15/53	480	492,085
6.40%, 11/15/63	440	461,251
Cardinal Health, Inc.
4.37%, 06/15/47	2,694	2,132,374
4.50%, 09/15/30	1,925	1,888,329
4.50%, 11/15/44	1,705	1,392,696
4.60%, 03/15/43	1,835	1,548,006
Security	Par (000)	Value
Pharmaceuticals (continued)
4.90%, 09/15/45	$2,352	$2,019,100
5.00%, 11/15/29	3,810	3,815,549
5.13%, 02/15/29	4,205	4,233,036
5.15%, 09/15/35	3,285	3,198,719
5.35%, 11/15/34	2,580	2,554,836
5.45%, 02/15/34	2,345	2,347,679
5.75%, 11/15/54	2,695	2,560,499
Cencora, Inc.
2.70%, 03/15/31	6,070	5,490,177
2.80%, 05/15/30	3,027	2,802,454
3.45%, 12/15/27	5,586	5,506,919
3.95%, 02/13/29	2,060	2,019,318
4.25%, 11/15/30(b)	880	853,401
4.25%, 03/01/45	2,820	2,263,575
4.30%, 12/15/47	2,765	2,187,662
4.60%, 02/13/33(b)	1,310	1,264,376
4.63%, 12/15/27	1,360	1,360,473
4.85%, 12/15/29	2,945	2,941,197
4.90%, 02/13/36	3,510	3,348,709
5.13%, 02/15/34	1,375	1,353,008
5.15%, 02/15/35	2,670	2,616,341
5.65%, 02/13/56(b)	2,030	1,915,771
CVS Health Corp.
1.75%, 08/21/30	6,145	5,413,662
1.88%, 02/28/31	6,395	5,561,660
2.13%, 09/15/31	4,720	4,083,909
2.70%, 08/21/40	510	350,472
3.25%, 08/15/29	7,943	7,589,343
3.75%, 04/01/30	5,928	5,682,640
4.13%, 04/01/40	3,281	2,708,421
4.25%, 04/01/50	2,038	1,526,942
4.30%, 03/25/28	17,800	17,681,255
4.78%, 03/25/38	23,270	21,141,857
4.88%, 07/20/35	3,104	2,941,375
5.00%, 01/30/29	5,120	5,141,572
5.00%, 09/15/32	2,795	2,758,320
5.05%, 03/25/48	35,694	30,222,399
5.13%, 02/21/30	6,245	6,268,398
5.13%, 07/20/45	15,229	13,223,668
5.25%, 01/30/31	3,660	3,680,179
5.25%, 02/21/33	7,651	7,625,431
5.30%, 06/01/33	5,841	5,804,590
5.30%, 12/05/43	3,532	3,181,032
5.40%, 06/01/29	4,865	4,931,999
5.45%, 09/15/35	6,690	6,603,609
5.55%, 06/01/31	5,115	5,196,254
5.63%, 02/21/53	5,600	5,037,214
5.70%, 06/01/34	5,580	5,643,075
5.88%, 06/01/53	5,252	4,889,779
6.00%, 06/01/44	3,525	3,413,998
6.00%, 06/01/63	2,485	2,308,028
6.05%, 06/01/54	4,495	4,290,918
6.13%, 09/15/39	2,753	2,767,906
6.20%, 09/15/55(b)	5,885	5,729,580
6.25%, 09/15/65	2,330	2,243,089
Eli Lilly & Co.
2.25%, 05/15/50(b)	7,232	3,915,904
2.50%, 09/15/60	5,815	2,969,289
3.38%, 03/15/29	4,865	4,725,162
3.70%, 03/01/45	4,255	3,235,105
3.95%, 05/15/47	3,778	2,909,893
Schedule of Investments
150

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
3.95%, 03/15/49	$2,610	$1,987,868
4.00%, 10/15/28	5,495	5,440,507
4.15%, 05/20/29	2,420	2,394,541
4.15%, 03/15/59	3,271	2,425,964
4.20%, 08/14/29	5,965	5,902,289
4.25%, 03/15/31	5,290	5,175,235
4.38%, 05/20/31	6,360	6,229,637
4.50%, 02/09/29	4,875	4,873,035
4.55%, 02/12/28	4,085	4,093,168
4.55%, 10/15/32	5,335	5,224,228
4.60%, 08/14/34	5,765	5,570,576
4.65%, 05/20/33	3,925	3,835,639
4.70%, 02/27/33	4,870	4,802,490
4.70%, 02/09/34	6,610	6,450,435
4.75%, 02/12/30	5,025	5,032,741
4.85%, 05/20/36	8,895	8,588,404
4.88%, 02/27/53	5,339	4,594,353
4.90%, 02/12/32	4,365	4,372,409
4.90%, 10/15/35	5,630	5,493,877
4.95%, 02/27/63	4,095	3,454,635
5.00%, 02/09/54	5,855	5,132,881
5.05%, 08/14/54	6,285	5,540,486
5.10%, 02/12/35	5,355	5,330,380
5.10%, 02/09/64	6,320	5,459,020
5.20%, 08/14/64	2,845	2,499,291
5.50%, 02/12/55	4,175	3,936,088
5.55%, 03/15/37	3,690	3,817,354
5.55%, 10/15/55	2,900	2,752,508
5.60%, 05/20/56	6,225	5,945,619
5.60%, 02/12/65	4,160	3,900,850
5.65%, 10/15/65	3,735	3,521,387
5.70%, 05/20/66	2,275	2,163,799
GlaxoSmithKline Capital PLC, 3.38%, 06/01/29	6,463	6,258,062
GlaxoSmithKline Capital, Inc.
3.88%, 05/15/28	9,748	9,651,166
4.20%, 03/18/43	2,864	2,377,815
4.50%, 04/15/30	3,410	3,379,675
4.88%, 04/15/35	2,320	2,247,637
5.38%, 04/15/34	3,146	3,180,066
6.38%, 05/15/38	13,593	14,501,558
Johnson & Johnson
0.95%, 09/01/27	5,286	5,119,902
1.30%, 09/01/30	8,493	7,473,195
2.10%, 09/01/40	5,036	3,398,766
2.25%, 09/01/50	1,801	995,362
2.45%, 09/01/60	4,013	2,063,516
2.90%, 01/15/28	9,141	8,969,072
3.40%, 01/15/38	4,990	4,226,797
3.50%, 01/15/48	3,285	2,380,954
3.55%, 03/01/36	4,866	4,307,315
3.63%, 03/03/37	7,106	6,220,943
3.70%, 03/01/46	9,249	7,106,381
3.75%, 03/03/47	5,361	4,092,681
4.38%, 12/05/33	3,918	3,818,334
4.50%, 09/01/40	3,192	2,922,674
4.50%, 12/05/43(b)	2,863	2,567,884
4.55%, 03/01/28	2,840	2,847,612
4.70%, 03/01/30	5,340	5,357,798
4.80%, 06/01/29	5,610	5,659,979
4.85%, 03/01/32	4,780	4,811,324
Security	Par (000)	Value
Pharmaceuticals (continued)
4.85%, 05/15/41	$1,712	$1,619,278
4.90%, 06/01/31	5,765	5,825,556
4.95%, 05/15/33	2,494	2,528,108
4.95%, 06/01/34	3,745	3,776,173
5.00%, 03/01/35	5,160	5,167,192
5.25%, 06/01/54(b)	5,190	4,949,636
5.85%, 07/15/38	3,313	3,501,048
5.95%, 08/15/37	4,424	4,719,746
6.95%, 09/01/29	2,873	3,076,769
McKesson Corp.
3.95%, 02/16/28	3,002	2,975,932
4.25%, 09/15/29	2,630	2,589,328
4.65%, 05/30/30	3,640	3,609,803
4.90%, 07/15/28	3,161	3,176,037
4.95%, 05/30/32	3,640	3,615,920
5.10%, 07/15/33	2,520	2,515,264
5.25%, 05/30/35	3,125	3,103,103
Merck & Co., Inc.
1.45%, 06/24/30	5,859	5,182,365
1.90%, 12/10/28	5,354	5,049,928
2.15%, 12/10/31	9,705	8,463,398
2.35%, 06/24/40	4,921	3,401,031
2.45%, 06/24/50	5,925	3,293,317
2.75%, 12/10/51	9,600	5,589,582
2.90%, 12/10/61	7,686	4,190,511
3.40%, 03/07/29	8,681	8,436,750
3.60%, 09/15/42	3,130	2,415,106
3.70%, 02/10/45	9,209	6,941,898
3.85%, 09/15/27	4,525	4,505,208
3.85%, 03/15/29	2,380	2,339,273
3.90%, 03/07/39	4,805	4,086,943
4.00%, 03/07/49	6,813	5,149,341
4.05%, 05/17/28	2,940	2,922,009
4.15%, 09/15/30	3,605	3,518,109
4.15%, 03/15/31	3,750	3,638,366
4.15%, 05/18/43	6,062	4,976,808
4.30%, 05/22/28	5,495	5,480,759
4.30%, 05/17/30	7,179	7,062,607
4.45%, 12/04/32(b)	2,260	2,190,122
4.50%, 05/17/33	5,700	5,541,771
4.55%, 09/15/32	4,375	4,283,005
4.65%, 05/22/31	2,180	2,157,789
4.75%, 12/04/35	5,255	5,026,269
4.90%, 05/17/44	4,250	3,784,715
4.95%, 05/22/33	5,915	5,857,673
4.95%, 09/15/35	5,505	5,365,134
5.00%, 05/17/53	7,100	6,148,698
5.15%, 05/17/63	3,255	2,816,526
5.20%, 05/22/36	5,670	5,600,702
5.50%, 03/15/46	3,195	3,036,362
5.55%, 12/04/55	4,680	4,377,690
5.70%, 09/15/55	5,650	5,405,587
5.70%, 12/04/65	4,490	4,228,658
5.75%, 05/22/46	2,600	2,543,295
5.85%, 05/22/56	2,435	2,374,165
6.50%, 12/01/33	3,158	3,416,753
6.55%, 09/15/37	2,100	2,305,204
Merck Sharp & Dohme Corp.
5.75%, 11/15/36	2,015	2,108,857
5.95%, 12/01/28	1,618	1,664,764
151
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
Mylan, Inc.
4.55%, 04/15/28	$3,475	$3,446,303
5.20%, 04/15/48	3,275	2,649,571
5.40%, 11/29/43	2,239	1,908,406
Novartis Capital Corp.
2.20%, 08/14/30	7,418	6,728,645
2.75%, 08/14/50	6,168	3,719,984
3.70%, 09/21/42	3,225	2,560,234
3.80%, 09/18/29	4,355	4,251,430
3.90%, 11/05/28	3,370	3,325,080
4.00%, 09/18/31	4,605	4,441,603
4.00%, 11/20/45	5,981	4,741,833
4.10%, 03/16/29(b)	4,125	4,074,618
4.10%, 11/05/30	4,680	4,548,948
4.20%, 09/18/34	4,455	4,200,888
4.30%, 11/05/32	3,450	3,326,529
4.40%, 03/18/31	5,345	5,241,187
4.40%, 05/06/44	9,308	7,877,760
4.60%, 03/18/33	7,325	7,137,761
4.60%, 11/05/35	2,880	2,749,725
4.70%, 09/18/54	2,715	2,274,431
4.90%, 03/18/36	8,015	7,766,920
5.20%, 11/05/45	2,480	2,292,556
5.30%, 11/05/55	1,470	1,353,505
5.60%, 03/18/46	3,610	3,505,535
5.70%, 03/18/56	8,440	8,191,240
Pfizer Investment Enterprises Pte. Ltd.
4.45%, 05/19/28	19,060	19,012,439
4.65%, 05/19/30	10,485	10,404,023
4.75%, 05/19/33	22,391	21,835,570
5.11%, 05/19/43	10,970	10,035,619
5.30%, 05/19/53	26,965	24,151,767
5.34%, 05/19/63	14,960	13,075,877
Pfizer, Inc.
1.70%, 05/28/30	6,676	5,958,811
1.75%, 08/18/31	5,390	4,648,165
2.55%, 05/28/40	4,955	3,481,329
2.63%, 04/01/30	7,033	6,521,819
2.70%, 05/28/50	5,780	3,406,562
3.45%, 03/15/29	7,593	7,386,298
3.60%, 09/15/28	4,038	3,967,334
3.88%, 11/15/27	1,795	1,784,010
3.90%, 03/15/39	3,443	2,917,718
4.00%, 12/15/36	4,860	4,353,263
4.00%, 03/15/49	6,042	4,548,987
4.10%, 09/15/38	3,477	3,051,810
4.13%, 12/15/46	6,082	4,785,036
4.20%, 11/15/30	3,875	3,782,556
4.20%, 09/15/48	5,070	3,946,453
4.30%, 06/15/43	3,668	3,045,392
4.40%, 05/15/44	5,139	4,323,610
4.50%, 11/15/32	5,010	4,863,203
4.88%, 11/15/35	5,380	5,190,322
5.60%, 09/15/40	2,439	2,419,654
5.60%, 11/15/55(b)	2,505	2,379,730
5.70%, 11/15/65	2,610	2,434,716
7.20%, 03/15/39	11,238	12,765,848
Pharmacia LLC, 6.60%, 12/01/28	6,599	6,868,659
Sanofi SA
3.63%, 06/19/28	5,536	5,456,170
3.75%, 11/03/27	2,680	2,659,224
Security	Par (000)	Value
Pharmaceuticals (continued)
3.80%, 11/03/28	$2,590	$2,547,620
4.20%, 11/03/32	2,270	2,185,795
Takeda Pharmaceutical Co. Ltd.
2.05%, 03/31/30	12,513	11,300,002
3.03%, 07/09/40	8,001	5,852,376
3.18%, 07/09/50	9,250	5,873,437
3.38%, 07/09/60	4,346	2,648,509
5.00%, 11/26/28	8,456	8,483,051
5.30%, 07/05/34	4,280	4,241,585
5.65%, 07/05/44	2,990	2,862,980
5.65%, 07/05/54	2,970	2,776,816
5.80%, 07/05/64	1,460	1,374,415
Takeda U.S. Financing, Inc.
5.20%, 07/07/35	7,140	6,969,482
5.90%, 07/07/55	3,482	3,361,462
Teva Pharmaceutical Finance Netherlands III BV, 4.10%, 10/01/46	90	66,315
Teva Pharmaceutical Finance Netherlands IV BV, 5.75%, 12/01/30	80	81,227
Utah Acquisition Sub, Inc., 5.25%, 06/15/46	4,417	3,627,196
Viatris, Inc.
2.70%, 06/22/30	5,975	5,428,433
3.85%, 06/22/40	6,566	5,030,577
4.00%, 06/22/50	8,425	5,649,107
Wyeth LLC
5.95%, 04/01/37	9,158	9,445,485
6.00%, 02/15/36	2,404	2,498,278
6.50%, 02/01/34	3,584	3,844,365
Zoetis, Inc.
2.00%, 05/15/30	5,165	4,648,213
3.00%, 09/12/27	5,301	5,229,006
3.00%, 05/15/50	2,765	1,714,438
3.90%, 08/20/28	3,859	3,801,796
3.95%, 09/12/47	1,969	1,477,416
4.15%, 08/17/28	2,740	2,713,121
4.45%, 08/20/48	1,969	1,580,756
4.70%, 02/01/43	5,540	4,779,523
5.00%, 08/17/35(b)	3,120	3,013,272
5.60%, 11/16/32	2,195	2,239,144
		1,752,004,980
Pipelines — 0.9%
Boardwalk Pipelines LP
3.40%, 02/15/31	2,272	2,105,090
3.60%, 09/01/32	2,300	2,105,619
4.80%, 05/03/29	2,821	2,813,174
5.38%, 02/15/36	1,855	1,802,289
5.63%, 08/01/34	2,325	2,330,555
Cheniere Corpus Christi Holdings LLC
2.74%, 12/31/39	2,435	2,048,941
3.70%, 11/15/29	5,645	5,441,520
Cheniere Energy Partners LP
3.25%, 01/31/32	6,797	6,154,864
4.00%, 03/01/31	6,489	6,186,294
4.50%, 10/01/29	7,490	7,400,220
5.35%, 11/30/36(c)	1,795	1,743,627
5.55%, 10/30/35	2,345	2,332,812
5.75%, 08/15/34	5,105	5,172,412
5.95%, 06/30/33	5,019	5,165,965
6.05%, 11/30/56(c)	1,310	1,264,449
Cheniere Energy, Inc.
4.63%, 10/15/28	5,852	5,820,377
Schedule of Investments
152

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
5.20%, 07/30/36(c)	$3,020	$2,912,949
5.65%, 04/15/34	5,960	6,010,411
6.00%, 07/30/56(c)	1,300	1,249,834
Columbia Pipeline Group, Inc., 5.80%, 06/01/45	3,222	3,079,328
DCP Midstream Operating LP
3.25%, 02/15/32	1,895	1,735,333
5.13%, 05/15/29	780	783,956
5.60%, 04/01/44	1,815	1,716,327
8.13%, 08/16/30	2,110	2,346,369
Eastern Energy Gas Holdings LLC
5.65%, 10/15/54	4,225	3,855,969
5.80%, 01/15/35	2,675	2,714,404
6.20%, 01/15/55	1,410	1,389,477
Eastern Gas Transmission & Storage, Inc.
3.00%, 11/15/29	2,769	2,616,516
4.60%, 12/15/44	2,881	2,402,948
4.80%, 11/01/43	2,688	2,331,172
Enbridge Energy Partners LP
5.50%, 09/15/40	3,320	3,166,454
7.38%, 10/15/45	3,574	3,990,823
Series B, 7.50%, 04/15/38	2,210	2,501,041
Enbridge, Inc.
2.50%, 08/01/33	4,520	3,794,318
3.13%, 11/15/29	6,405	6,070,629
3.40%, 08/01/51	3,370	2,186,974
4.00%, 11/15/49	2,528	1,847,516
4.20%, 11/20/28	2,570	2,539,821
4.50%, 02/15/31	2,910	2,837,844
4.50%, 06/10/44	2,013	1,667,017
4.60%, 06/20/28	2,160	2,154,815
4.85%, 03/27/31	4,570	4,517,165
4.90%, 06/20/30	3,150	3,139,509
5.20%, 11/20/35	2,370	2,300,315
5.30%, 04/05/29	2,965	2,996,582
5.45%, 03/27/36	4,230	4,174,260
5.50%, 12/01/46	1,710	1,589,933
5.55%, 06/20/35	3,405	3,392,852
5.63%, 04/05/34	5,640	5,698,320
5.70%, 03/08/33	10,605	10,802,840
5.95%, 04/05/54	4,905	4,716,031
6.00%, 11/15/28	3,630	3,719,517
6.20%, 11/15/30	3,285	3,416,809
6.70%, 11/15/53	5,219	5,497,654
7.20%, 06/27/54, (5-year CMT + 2.97%)(a)	3,151	3,300,547
7.38%, 03/15/55, (5-year CMT + 3.12%)(a)	340	354,370
Energy Transfer LP
3.75%, 05/15/30	6,756	6,458,073
4.00%, 10/01/27	3,861	3,835,681
4.15%, 09/15/29	3,462	3,385,735
4.55%, 01/15/31	3,320	3,244,652
4.90%, 03/15/35	2,735	2,597,397
4.95%, 05/15/28	4,053	4,063,487
4.95%, 06/15/28	5,209	5,223,811
4.95%, 01/15/43	2,295	1,982,372
5.00%, 05/15/44	2,485	2,119,231
5.00%, 05/15/50	9,409	7,715,336
5.15%, 02/01/43	2,881	2,530,127
5.15%, 03/15/45	3,892	3,371,175
5.20%, 04/01/30	3,290	3,310,748
5.25%, 04/15/29	7,037	7,097,722
Security	Par (000)	Value
Pipelines (continued)
5.25%, 07/01/29	$4,690	$4,736,557
5.30%, 04/01/44	3,879	3,436,749
5.30%, 04/15/47	4,275	3,727,934
5.35%, 01/15/36	990	965,913
5.35%, 05/15/45	4,428	3,914,858
5.40%, 10/01/47	6,823	5,994,192
5.55%, 02/15/28	5,240	5,297,934
5.55%, 05/15/34	6,625	6,622,733
5.60%, 09/01/34	5,785	5,789,144
5.70%, 04/01/35	3,170	3,184,518
5.75%, 02/15/33	6,865	7,001,455
5.95%, 10/01/43	1,974	1,892,775
5.95%, 05/15/54	8,124	7,542,820
6.00%, 06/15/48	4,875	4,589,836
6.05%, 06/01/41	3,814	3,767,483
6.05%, 09/01/54	5,245	4,931,349
6.10%, 12/01/28	1,975	2,027,245
6.10%, 02/15/42	2,065	2,036,363
6.13%, 12/15/45	4,973	4,792,760
6.20%, 04/01/55	3,550	3,405,064
6.25%, 04/15/49	8,129	7,870,076
6.30%, 01/15/56	1,160	1,129,839
6.40%, 12/01/30	4,040	4,232,220
6.50%, 02/01/42	3,617	3,725,027
6.55%, 12/01/33	7,481	7,944,980
6.63%, 10/15/36	2,005	2,124,873
7.50%, 07/01/38	2,650	2,980,983
Series 20Y, 5.80%, 06/15/38	2,749	2,732,815
Enterprise Products Operating LLC
2.80%, 01/31/30	5,431	5,084,437
3.13%, 07/31/29	5,801	5,551,246
3.20%, 02/15/52	1,640	1,039,318
3.30%, 02/15/53	5,150	3,303,841
3.70%, 01/31/51	4,907	3,459,817
3.95%, 01/31/60	5,149	3,594,809
4.15%, 10/16/28	5,086	5,035,852
4.20%, 01/31/50	5,880	4,535,959
4.25%, 02/15/48	6,115	4,805,607
4.30%, 06/20/28	4,380	4,359,629
4.45%, 02/15/43	5,261	4,456,591
4.60%, 01/15/31	6,550	6,461,439
4.80%, 02/01/49	5,943	5,033,149
4.85%, 01/31/34	3,060	2,982,291
4.85%, 08/15/42	3,829	3,423,000
4.85%, 03/15/44	6,397	5,632,707
4.90%, 05/15/46	4,687	4,077,531
4.95%, 02/15/35	5,115	4,989,979
4.95%, 10/15/54	2,127	1,811,689
5.10%, 02/15/45	5,584	5,027,357
5.20%, 01/15/36	7,150	7,019,776
5.35%, 01/31/33	4,742	4,792,390
5.38%, 02/15/78, (3-mo. CME Term SOFR + 2.83%)(a)	3,315	3,306,561
5.55%, 02/16/55(b)	3,775	3,522,674
5.70%, 02/15/42	2,557	2,511,920
5.95%, 02/01/41	3,704	3,748,965
6.13%, 10/15/39	3,027	3,133,786
6.45%, 09/01/40	2,820	2,991,458
7.55%, 04/15/38	2,169	2,507,666
Series D, 6.88%, 03/01/33	2,150	2,353,469
Series H, 6.65%, 10/15/34	1,900	2,064,513
153
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
Kinder Morgan Energy Partners LP
4.70%, 11/01/42	$2,252	$1,922,255
5.00%, 08/15/42	3,085	2,733,017
5.00%, 03/01/43	3,280	2,912,067
5.40%, 09/01/44	2,590	2,365,856
5.50%, 03/01/44	3,650	3,378,711
5.63%, 09/01/41	2,042	1,953,024
5.80%, 03/15/35	2,786	2,828,683
6.38%, 03/01/41	3,036	3,136,909
6.50%, 02/01/37	2,011	2,130,828
6.50%, 09/01/39	2,822	2,950,645
6.55%, 09/15/40	2,168	2,270,553
6.95%, 01/15/38	5,680	6,196,454
7.30%, 08/15/33	2,675	2,957,888
7.40%, 03/15/31	1,771	1,932,774
7.50%, 11/15/40	1,714	1,945,512
7.75%, 03/15/32	1,696	1,897,849
Kinder Morgan, Inc.
2.00%, 02/15/31	3,670	3,224,218
3.25%, 08/01/50	2,807	1,770,558
3.60%, 02/15/51	4,120	2,762,402
4.30%, 03/01/28	7,111	7,083,679
4.80%, 02/01/33	3,536	3,444,220
5.00%, 02/01/29	5,980	6,012,264
5.05%, 02/15/46	3,533	3,068,384
5.10%, 08/01/29	2,890	2,913,507
5.15%, 06/01/30	1,895	1,909,748
5.20%, 06/01/33	5,275	5,254,689
5.20%, 03/01/48	3,283	2,871,063
5.30%, 12/01/34	3,945	3,888,794
5.40%, 02/01/34	4,770	4,775,676
5.45%, 08/01/52	3,695	3,297,371
5.55%, 08/01/36	3,315	3,285,029
5.55%, 06/01/45	7,590	7,036,649
5.85%, 06/01/35	1,250	1,277,106
5.95%, 08/01/54(b)	3,685	3,544,786
6.15%, 08/01/56	4,970	4,872,815
7.75%, 01/15/32	5,099	5,700,818
7.80%, 08/01/31	3,057	3,406,146
MPLX LP
2.65%, 08/15/30	7,058	6,449,164
4.00%, 03/15/28	6,465	6,391,265
4.25%, 12/01/27	4,337	4,316,240
4.50%, 04/15/38	9,275	8,206,029
4.70%, 11/01/29	2,970	2,948,601
4.70%, 04/15/48	7,134	5,746,469
4.80%, 02/15/29	4,260	4,253,909
4.80%, 02/15/31	4,170	4,106,173
4.90%, 04/15/58	2,344	1,865,706
4.95%, 09/01/32	4,535	4,446,780
4.95%, 03/14/52	7,365	6,021,234
5.00%, 05/01/32	2,960	2,915,834
5.00%, 01/15/33	3,400	3,325,637
5.00%, 03/01/33	4,795	4,693,352
5.20%, 03/01/47	5,088	4,429,354
5.20%, 12/01/47	2,461	2,135,461
5.30%, 04/01/36	3,535	3,419,120
5.40%, 04/01/35	4,135	4,057,561
5.40%, 09/15/35	5,785	5,668,162
5.50%, 06/01/34	6,425	6,392,544
5.50%, 11/01/36	2,960	2,891,039
Security	Par (000)	Value
Pipelines (continued)
5.50%, 02/15/49	$7,076	$6,298,824
5.65%, 03/01/53	2,150	1,937,735
5.95%, 04/01/55	3,315	3,115,446
6.10%, 04/01/56	2,295	2,201,284
6.20%, 09/15/55	4,390	4,264,431
ONEOK Partners LP
6.13%, 02/01/41	3,301	3,311,290
6.20%, 09/15/43	2,312	2,305,385
6.65%, 10/01/36	3,063	3,279,471
6.85%, 10/15/37	3,165	3,407,235
ONEOK, Inc.
3.10%, 03/15/30	3,383	3,169,543
3.25%, 06/01/30	2,527	2,368,392
3.40%, 09/01/29	3,728	3,569,901
3.95%, 03/01/50	4,334	3,057,922
4.20%, 10/03/47	3,138	2,351,087
4.25%, 09/24/27	2,050	2,044,405
4.25%, 09/15/46	2,858	2,195,115
4.35%, 03/15/29	3,613	3,564,325
4.40%, 10/15/29	780	768,872
4.45%, 09/01/49	2,608	2,029,707
4.55%, 07/15/28	4,556	4,537,643
4.75%, 10/15/31	6,305	6,171,646
4.85%, 02/01/49	2,858	2,347,613
4.95%, 10/15/32	2,520	2,466,625
4.95%, 07/13/47	2,610	2,178,246
5.05%, 11/01/34	8,330	8,036,678
5.05%, 04/01/45	2,060	1,770,276
5.15%, 10/15/43	3,151	2,788,178
5.20%, 07/15/48	4,254	3,654,871
5.38%, 06/01/29	1,020	1,029,910
5.40%, 10/15/35	3,560	3,493,799
5.45%, 06/01/47	1,615	1,450,126
5.60%, 04/01/44	2,130	1,959,127
5.65%, 11/01/28	3,835	3,898,314
5.65%, 09/01/34	1,580	1,585,787
5.70%, 11/01/54	4,220	3,839,375
5.80%, 11/01/30	2,650	2,714,833
5.85%, 11/01/64	2,225	2,008,133
6.00%, 06/15/35	1,429	1,456,705
6.05%, 09/01/33	7,415	7,647,864
6.10%, 11/15/32	2,645	2,741,321
6.25%, 10/15/55	5,940	5,830,546
6.35%, 01/15/31	2,980	3,109,719
6.63%, 09/01/53	5,675	5,813,864
7.15%, 01/15/51	2,160	2,324,364
Plains All American Pipeline LP, 5.95%, 06/15/35	3,955	4,003,787
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29	4,263	4,087,108
3.80%, 09/15/30	3,864	3,683,987
4.30%, 01/31/43	2,087	1,675,661
4.70%, 01/15/31	3,110	3,053,845
4.70%, 06/15/44	3,635	3,047,823
4.90%, 02/15/45	3,306	2,847,954
5.15%, 06/01/42	2,499	2,247,331
5.60%, 01/15/36	2,960	2,916,050
5.70%, 09/15/34	3,700	3,708,998
6.65%, 01/15/37	4,012	4,242,715
Schedule of Investments
154

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
Sabine Pass Liquefaction LLC
4.20%, 03/15/28	$8,249	$8,194,099
4.50%, 05/15/30	6,357	6,250,411
5.90%, 09/15/37	1,982	2,038,869
South Bow USA Infrastructure Holdings LLC
4.91%, 09/01/27	3,170	3,173,287
5.03%, 10/01/29	2,060	2,049,884
5.58%, 10/01/34	5,325	5,217,829
6.18%, 10/01/54	3,430	3,182,832
Spectra Energy Partners LP
4.50%, 03/15/45	5,442	4,428,318
5.95%, 09/25/43	2,351	2,319,015
Targa Resources Corp.
4.20%, 02/01/33	4,160	3,889,306
4.35%, 01/15/29	2,375	2,352,131
4.35%, 04/15/31	1,400	1,355,309
4.90%, 09/15/30	3,475	3,448,323
4.95%, 04/15/52	4,220	3,474,857
5.40%, 07/30/36	3,380	3,287,938
5.50%, 02/15/35	3,045	3,015,929
5.55%, 08/15/35	4,760	4,712,898
5.65%, 02/15/36	3,685	3,673,299
6.05%, 05/15/56	1,325	1,262,645
6.13%, 03/15/33	3,290	3,409,996
6.13%, 05/15/55	3,885	3,746,567
6.15%, 03/01/29	3,695	3,799,652
6.25%, 07/01/52	2,672	2,622,600
6.50%, 03/30/34	4,560	4,819,893
6.50%, 02/15/53	4,635	4,694,530
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.00%, 01/15/32	5,345	5,023,083
4.88%, 02/01/31	6,425	6,339,165
5.00%, 01/15/28	4,300	4,297,966
5.50%, 03/01/30	5,565	5,600,809
Tennessee Gas Pipeline Co. LLC
7.00%, 10/15/28	2,060	2,150,879
7.63%, 04/01/37	830	951,248
Texas Eastern Transmission LP, 7.00%, 07/15/32	1,612	1,744,741
TransCanada PipeLines Ltd.
4.10%, 04/15/30	3,645	3,531,155
4.25%, 05/15/28	7,479	7,423,551
4.63%, 03/01/34	5,514	5,236,718
4.88%, 05/15/48	260	225,834
5.00%, 10/16/43	890	811,307
5.10%, 03/15/49	3,593	3,245,367
5.60%, 03/31/34	1,500	1,507,068
5.85%, 03/15/36	2,378	2,418,672
6.10%, 06/01/40	3,301	3,330,796
6.13%, 10/17/56, (5-year CMT + 2.25%)(a)	160	160,092
6.20%, 10/15/37	5,508	5,681,053
6.38%, 10/17/56, (5-year CMT + 2.12%)(a)	310	309,417
7.00%, 06/01/65, (5-year CMT + 2.61%)(a)	910	929,957
7.25%, 08/15/38	3,746	4,169,848
7.63%, 01/15/39	4,879	5,558,695
Transcontinental Gas Pipe Line Co. LLC
3.25%, 05/15/30	3,439	3,244,561
3.95%, 05/15/50	2,750	2,010,681
4.00%, 03/15/28	2,519	2,496,034
4.45%, 08/01/42	1,933	1,625,190
Security	Par (000)	Value
Pipelines (continued)
4.60%, 03/15/48	$2,955	$2,413,596
5.10%, 03/15/36	2,760	2,668,521
5.40%, 08/15/41	2,067	1,961,366
5.75%, 03/15/56	1,350	1,267,988
Valero Energy Partners LP, 4.50%, 03/15/28	3,365	3,352,151
Western Midstream Operating LP
4.05%, 02/01/30	5,720	5,517,653
4.50%, 03/01/28	2,094	2,084,106
4.75%, 08/15/28	1,485	1,481,935
4.80%, 03/01/31	2,210	2,168,810
5.25%, 02/01/50	5,495	4,629,724
5.30%, 03/01/48	3,215	2,736,022
5.45%, 11/15/34	4,010	3,932,159
5.45%, 04/01/44	2,215	1,966,635
5.50%, 12/15/35(b)	1,395	1,356,336
5.50%, 08/15/48	2,160	1,872,949
5.70%, 07/01/36	2,375	2,340,776
6.15%, 04/01/33	3,430	3,534,530
6.35%, 01/15/29	2,730	2,812,340
Williams Companies, Inc. (The)
2.60%, 03/15/31	7,472	6,699,890
3.50%, 11/15/30	4,374	4,104,857
3.50%, 10/15/51	2,345	1,545,196
4.63%, 06/30/30	3,440	3,387,312
4.65%, 08/15/32	4,975	4,823,664
4.80%, 11/15/29	1,705	1,701,031
4.85%, 03/01/48	4,511	3,768,710
4.90%, 03/15/29	5,110	5,117,437
4.90%, 01/15/45	2,646	2,263,213
5.10%, 09/15/45	5,188	4,551,960
5.15%, 03/15/34	6,785	6,640,833
5.15%, 03/15/36	5,450	5,231,678
5.30%, 08/15/28	4,690	4,738,121
5.30%, 09/30/35	4,090	3,986,434
5.30%, 08/15/52	3,735	3,251,155
5.40%, 03/04/44	2,536	2,322,226
5.60%, 03/15/35	3,335	3,332,273
5.65%, 03/15/33	5,450	5,519,828
5.75%, 06/24/44	3,261	3,115,437
5.80%, 11/15/43	2,030	1,954,767
5.80%, 11/15/54	2,100	1,961,074
5.95%, 03/15/56	4,920	4,663,400
6.00%, 03/15/55	2,210	2,119,415
6.30%, 04/15/40	6,064	6,229,083
8.75%, 03/15/32	1,685	1,961,803
Series A, 7.50%, 01/15/31	1,730	1,899,486
		1,195,996,582
Private Equity — 0.0%
Brookfield Finance, Inc., 5.81%, 03/03/55	1,590	1,477,711
Carlyle Group, Inc. (The), 5.05%, 09/19/35	2,755	2,605,032
KKR & Co., Inc., 5.10%, 08/07/35	3,285	3,136,532
		7,219,275
Real Estate — 0.0%
CBRE Services, Inc.
2.50%, 04/01/31	2,953	2,631,820
4.80%, 06/15/30	2,825	2,795,005
4.90%, 01/15/33	2,130	2,066,226
5.25%, 06/01/36	2,850	2,745,509
5.50%, 04/01/29	2,350	2,382,708
5.50%, 06/15/35	1,985	1,964,545
155
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate (continued)
5.95%, 08/15/34	$3,795	$3,867,209
Jones Lang LaSalle, Inc., 6.88%, 12/01/28	1,160	1,206,561
		19,659,583
Real Estate Investment Trusts — 0.9%
Agree LP
2.00%, 06/15/28	2,580	2,458,667
2.60%, 06/15/33	1,941	1,632,987
2.90%, 10/01/30	1,974	1,814,063
4.80%, 10/01/32	795	771,404
5.60%, 06/15/35	1,410	1,412,901
5.63%, 06/15/34	840	843,980
Alexandria Real Estate Equities, Inc.
1.88%, 02/01/33	4,750	3,807,423
2.00%, 05/18/32	4,151	3,450,061
2.75%, 12/15/29	2,077	1,927,124
2.95%, 03/15/34	3,730	3,103,013
3.38%, 08/15/31	3,505	3,195,176
3.55%, 03/15/52	2,150	1,421,606
3.95%, 01/15/28	2,947	2,911,375
4.00%, 02/01/50	2,757	1,958,843
4.50%, 07/30/29	2,036	2,003,031
4.70%, 07/01/30	2,292	2,245,068
4.75%, 04/15/35	1,910	1,773,509
4.85%, 04/15/49	1,683	1,360,416
4.90%, 12/15/30	3,395	3,352,311
5.15%, 04/15/53	2,295	1,936,227
5.25%, 03/15/36	3,415	3,256,875
5.25%, 05/15/36	1,300	1,240,586
5.50%, 10/01/35	2,430	2,365,679
5.63%, 05/15/54	2,880	2,595,046
American Assets Trust LP
3.38%, 02/01/31	2,610	2,365,460
6.15%, 10/01/34(b)	1,440	1,429,906
American Homes 4 Rent LP
2.38%, 07/15/31	1,690	1,479,649
3.38%, 07/15/51	2,305	1,484,357
3.63%, 04/15/32	1,135	1,037,375
4.25%, 02/15/28	3,050	3,023,504
4.30%, 04/15/52	1,170	880,530
4.90%, 02/15/29	2,136	2,133,368
4.95%, 06/15/30	2,315	2,295,561
5.25%, 03/15/35	915	890,611
5.50%, 02/01/34	3,115	3,095,219
5.50%, 07/15/34	2,220	2,202,648
American Tower Corp.
1.50%, 01/31/28	3,313	3,167,614
1.88%, 10/15/30	4,001	3,525,205
2.10%, 06/15/30	4,277	3,837,591
2.30%, 09/15/31	4,750	4,145,400
2.70%, 04/15/31	4,887	4,397,488
2.90%, 01/15/30	3,870	3,613,753
2.95%, 01/15/51	2,425	1,447,313
3.10%, 06/15/50	4,615	2,861,127
3.60%, 01/15/28	4,311	4,247,394
3.70%, 10/15/49	2,551	1,777,268
3.80%, 08/15/29	8,588	8,333,192
3.95%, 03/15/29	3,168	3,097,098
4.05%, 03/15/32	3,965	3,735,829
4.70%, 12/15/32	1,545	1,492,387
4.90%, 03/15/30	4,465	4,442,153
5.00%, 01/31/30	3,935	3,932,187
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
5.20%, 02/15/29	$3,735	$3,760,923
5.25%, 07/15/28	4,185	4,216,056
5.35%, 03/15/35	3,900	3,846,171
5.40%, 01/31/35	3,745	3,709,979
5.45%, 02/15/34	3,645	3,633,825
5.50%, 03/15/28	4,180	4,224,748
5.55%, 07/15/33	4,631	4,656,460
5.65%, 03/15/33	4,655	4,721,636
5.80%, 11/15/28	4,180	4,260,494
5.90%, 11/15/33	4,055	4,155,990
Americold Realty Operating Partnership LP
5.41%, 09/12/34	1,675	1,599,560
5.60%, 05/15/32	1,830	1,818,912
Boston Properties LP
2.45%, 10/01/33	4,450	3,619,196
2.55%, 04/01/32	4,115	3,551,435
2.90%, 03/15/30	3,272	3,035,517
3.25%, 01/30/31	5,961	5,492,934
3.40%, 06/21/29	3,790	3,633,987
4.50%, 12/01/28	5,467	5,423,046
5.75%, 01/15/35	3,855	3,818,870
6.05%, 10/15/36	2,325	2,327,978
6.50%, 01/15/34	2,465	2,566,541
6.75%, 12/01/27	3,375	3,453,941
Brixmor Operating Partnership LP
2.25%, 04/01/28	1,758	1,689,844
2.50%, 08/16/31	3,175	2,797,839
4.05%, 07/01/30	3,852	3,704,136
4.13%, 05/15/29	3,714	3,636,478
4.85%, 02/15/33	1,565	1,512,783
5.20%, 04/01/32	320	316,987
5.38%, 06/15/36	550	534,731
5.50%, 02/15/34	2,085	2,081,650
5.75%, 02/15/35	953	962,488
Broadstone Net Lease LLC
2.60%, 09/15/31	2,202	1,932,032
5.00%, 11/01/32	1,300	1,268,891
Camden Property Trust
2.80%, 05/15/30	3,890	3,605,867
3.15%, 07/01/29	3,207	3,068,539
3.35%, 11/01/49	2,390	1,605,628
4.10%, 10/15/28	2,587	2,557,926
4.90%, 01/15/34	1,290	1,254,982
4.90%, 02/28/36	2,085	1,984,951
COPT Defense Properties LP
2.00%, 01/15/29	2,619	2,449,105
2.75%, 04/15/31	3,095	2,777,411
2.90%, 12/01/33	1,595	1,345,355
4.50%, 10/15/30	1,960	1,910,523
Cousins Properties LP
4.88%, 03/01/33	1,585	1,517,390
5.25%, 07/15/30	1,885	1,885,200
5.38%, 02/15/32	1,350	1,349,022
5.88%, 10/01/34	2,045	2,059,863
Crown Castle, Inc.
2.10%, 04/01/31	6,262	5,450,759
2.25%, 01/15/31	5,287	4,660,900
2.50%, 07/15/31	2,925	2,571,788
2.90%, 04/01/41	8,370	5,841,345
3.10%, 11/15/29	3,043	2,865,862
3.25%, 01/15/51	1,410	883,690
Schedule of Investments
156

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
3.30%, 07/01/30	$4,540	$4,233,685
3.65%, 09/01/27	5,555	5,507,385
3.80%, 02/15/28	5,541	5,459,531
4.00%, 11/15/49	1,853	1,335,005
4.15%, 07/01/50	2,665	1,968,004
4.30%, 02/15/29	3,555	3,497,769
4.75%, 05/15/47	1,798	1,474,975
4.80%, 09/01/28	4,090	4,085,968
4.90%, 09/01/29	4,330	4,314,611
5.00%, 01/11/28	5,760	5,774,353
5.10%, 05/01/33	4,615	4,486,785
5.20%, 09/01/34	3,980	3,859,004
5.20%, 02/15/49	2,443	2,099,835
5.60%, 06/01/29	4,195	4,257,984
5.80%, 03/01/34	4,610	4,641,071
CubeSmart LP
2.00%, 02/15/31	2,215	1,935,499
2.25%, 12/15/28	2,572	2,429,602
2.50%, 02/15/32	2,435	2,115,136
3.00%, 02/15/30	1,990	1,859,787
4.38%, 02/15/29	1,956	1,931,943
5.13%, 11/01/35	880	845,844
Digital Realty Trust LP
3.60%, 07/01/29	4,874	4,700,114
4.45%, 07/15/28	3,625	3,599,960
5.55%, 01/15/28	4,882	4,928,208
DOC DR LLC
2.63%, 11/01/31	3,633	3,208,041
3.95%, 01/15/28	2,593	2,565,750
EPR Properties
3.60%, 11/15/31	75	68,229
3.75%, 08/15/29	1,900	1,823,738
4.75%, 11/15/30	1,325	1,285,418
4.95%, 04/15/28	1,000	997,809
Equinix Asia Financing Corp. Pte. Ltd., 4.40%, 03/15/31	4,160	4,009,299
Equinix Europe 2 Financing Corp. LLC
4.60%, 11/15/30	4,230	4,123,095
4.70%, 03/15/33	5,095	4,849,573
5.25%, 08/15/31	2,625	2,608,700
5.50%, 06/15/34	2,970	2,932,041
Equinix, Inc.
1.55%, 03/15/28	2,838	2,703,729
2.00%, 05/15/28	2,968	2,834,442
2.15%, 07/15/30	4,260	3,807,507
2.50%, 05/15/31	4,585	4,056,749
2.95%, 09/15/51	2,860	1,671,249
3.00%, 07/15/50	1,839	1,101,794
3.20%, 11/18/29	7,617	7,206,356
3.40%, 02/15/52	2,710	1,719,086
3.90%, 04/15/32	4,695	4,349,874
5.00%, 08/15/29	2,625	2,624,299
5.50%, 08/15/33	2,625	2,594,993
5.80%, 08/15/36	2,625	2,591,213
ERP Operating LP
1.85%, 08/01/31	2,005	1,735,725
1.90%, 12/01/28	2,795	2,626,257
2.05%, 01/15/32	3,255	2,807,872
2.30%, 03/01/30	3,988	3,653,995
2.45%, 01/15/31	3,339	3,009,870
2.50%, 02/15/30	3,268	3,016,387
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
3.00%, 07/01/29	$3,193	$3,040,289
3.20%, 01/15/28	2,723	2,672,130
3.30%, 06/01/29	2,108	2,029,053
3.50%, 03/01/28	3,008	2,959,524
3.90%, 10/15/46	1,325	1,006,304
4.00%, 08/01/47	1,501	1,159,896
4.15%, 12/01/28	2,705	2,670,666
4.15%, 07/01/47	1,110	870,238
4.35%, 12/01/30	1,465	1,430,122
4.35%, 04/15/48	2,515	2,015,846
4.50%, 07/01/44	2,170	1,827,781
4.50%, 06/01/45	2,690	2,243,439
4.65%, 09/15/34	1,410	1,342,892
4.95%, 10/01/31	2,955	2,935,018
4.95%, 06/15/32	2,895	2,863,614
5.00%, 02/15/33	1,430	1,414,981
5.00%, 08/01/35	1,025	993,762
5.30%, 12/07/33	2,265	2,275,184
5.35%, 06/01/34	1,075	1,074,139
5.45%, 10/01/36	860	853,445
Essential Properties LP
2.95%, 07/15/31	2,297	2,060,939
5.38%, 07/15/36	10	9,621
5.40%, 12/01/35	1,390	1,344,673
Essex Portfolio LP
1.65%, 01/15/31	2,310	1,995,292
1.70%, 03/01/28	2,355	2,251,892
2.55%, 06/15/31	1,600	1,422,933
2.65%, 03/15/32	3,178	2,780,818
2.65%, 09/01/50	1,390	790,956
3.00%, 01/15/30	2,930	2,746,692
4.00%, 03/01/29	3,286	3,217,752
4.50%, 03/15/48	2,155	1,726,433
4.88%, 02/15/36	1,470	1,395,690
5.38%, 04/01/35	1,095	1,088,322
5.50%, 04/01/34	2,060	2,054,985
Extra Space Storage LP
2.20%, 10/15/30	2,936	2,619,758
2.35%, 03/15/32	2,420	2,077,217
2.40%, 10/15/31	3,670	3,203,679
2.55%, 06/01/31	3,490	3,100,939
3.88%, 12/15/27	3,701	3,666,016
3.90%, 04/01/29	1,330	1,295,722
4.00%, 06/15/29	2,753	2,682,457
4.90%, 02/01/32	2,345	2,307,044
4.95%, 01/15/33	865	842,032
5.35%, 01/15/35	1,300	1,280,538
5.40%, 02/01/34	2,940	2,915,545
5.40%, 06/15/35	2,230	2,198,604
5.50%, 07/01/30	4,050	4,095,019
5.70%, 04/01/28	2,955	2,994,096
5.90%, 01/15/31	1,720	1,764,353
Federal Realty OP LP
3.20%, 06/15/29	2,523	2,413,411
3.50%, 06/01/30	1,271	1,206,834
4.50%, 12/01/44	2,396	1,987,655
5.38%, 05/01/28	1,995	2,011,703
First Industrial LP, 5.25%, 01/15/31	1,600	1,597,787
GLP Capital LP/GLP Financing II, Inc.
3.25%, 01/15/32	3,670	3,239,573
4.00%, 01/15/30	3,493	3,333,484
157
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
4.00%, 01/15/31	$3,312	$3,099,544
5.25%, 02/15/33	2,685	2,585,612
5.30%, 01/15/29	4,215	4,214,410
5.63%, 09/15/34	4,225	4,100,975
5.63%, 03/01/36	2,165	2,063,232
5.75%, 06/01/28	2,789	2,813,513
5.75%, 11/01/37	2,665	2,531,981
6.25%, 09/15/54(b)	3,075	2,916,957
6.75%, 12/01/33	2,220	2,301,219
Healthcare Realty Holdings LP
2.00%, 03/15/31	3,213	2,792,350
3.10%, 02/15/30	2,700	2,526,680
Healthpeak OP LLC
2.13%, 12/01/28	3,245	3,060,116
2.88%, 01/15/31	2,523	2,294,920
3.00%, 01/15/30	4,349	4,072,494
3.50%, 07/15/29	3,036	2,917,942
4.75%, 01/15/33	1,240	1,195,489
5.25%, 12/15/32	3,385	3,350,388
5.38%, 02/15/35	1,160	1,141,573
6.75%, 02/01/41	2,000	2,131,741
Highwoods Realty LP
2.60%, 02/01/31	841	746,508
3.05%, 02/15/30	1,802	1,675,005
4.13%, 03/15/28	1,608	1,585,164
4.20%, 04/15/29	1,610	1,570,934
5.35%, 01/15/33	650	636,550
7.65%, 02/01/34	535	586,976
Host Hotels & Resorts LP
4.25%, 12/15/28	1,260	1,241,150
5.50%, 04/15/35	2,785	2,726,680
5.70%, 06/15/32	1,780	1,796,805
5.70%, 07/01/34	2,615	2,610,210
Series H, 3.38%, 12/15/29	3,849	3,648,750
Series I, 3.50%, 09/15/30	2,890	2,705,223
Series J, 2.90%, 12/15/31	2,355	2,079,998
Invitation Homes Operating Partnership LP
2.00%, 08/15/31	3,228	2,759,704
2.30%, 11/15/28	3,320	3,142,091
2.70%, 01/15/34	1,885	1,555,386
4.15%, 04/15/32	2,660	2,497,591
4.88%, 02/01/35	1,295	1,226,126
4.95%, 02/01/32	1,230	1,204,163
4.95%, 01/15/33	2,045	1,984,768
5.45%, 08/15/30	2,745	2,759,739
5.50%, 08/15/33	1,840	1,837,100
Kilroy Realty LP
2.50%, 11/15/32	2,203	1,811,713
2.65%, 11/15/33	3,875	3,100,107
3.05%, 02/15/30	2,559	2,351,335
4.25%, 08/15/29	2,228	2,159,722
4.75%, 12/15/28	2,804	2,776,384
5.88%, 10/15/35	530	512,255
6.25%, 01/15/36	1,310	1,297,447
Kimco Realty OP LLC
1.90%, 03/01/28	2,293	2,203,209
2.25%, 12/01/31	1,626	1,418,048
2.70%, 10/01/30	2,095	1,928,905
3.20%, 04/01/32	666	603,893
3.70%, 10/01/49	1,377	984,656
4.13%, 12/01/46	1,671	1,311,269
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
4.25%, 04/01/45	$2,017	$1,637,630
4.45%, 09/01/47	2,525	2,065,654
4.60%, 02/01/33	3,235	3,120,938
4.85%, 03/01/35	1,550	1,484,501
5.30%, 02/01/36	1,965	1,940,935
6.40%, 03/01/34	2,712	2,870,759
Kite Realty Group LP
4.95%, 12/15/31	1,390	1,366,697
5.20%, 08/15/32	650	644,098
5.50%, 03/01/34	350	348,396
Kite Realty Group Trust, 4.75%, 09/15/30	2,565	2,530,377
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.50%, 08/01/30(b)	620	619,570
Lineage OP LP, 5.25%, 07/15/30	605	600,742
LXP Industrial Trust
2.38%, 10/01/31	845	738,179
2.70%, 09/15/30	1,248	1,129,329
Mid-America Apartments LP
1.70%, 02/15/31	2,961	2,568,184
2.75%, 03/15/30	1,770	1,645,213
2.88%, 09/15/51	2,090	1,254,817
3.95%, 03/15/29	3,640	3,564,592
4.20%, 06/15/28	2,193	2,174,432
4.65%, 01/15/33	1,750	1,688,093
4.95%, 03/01/35	800	773,160
5.00%, 03/15/34	1,250	1,218,150
5.30%, 02/15/32	1,885	1,898,927
National Health Investors, Inc.
3.00%, 02/01/31	2,418	2,170,774
5.35%, 02/01/33	980	955,732
NNN REIT, Inc.
2.50%, 04/15/30	2,867	2,627,818
3.00%, 04/15/52	2,148	1,296,259
3.10%, 04/15/50	1,712	1,073,456
3.50%, 10/15/27	2,540	2,508,866
3.50%, 04/15/51	1,297	872,955
4.30%, 10/15/28	1,940	1,921,279
4.60%, 02/15/31	2,050	2,010,418
4.80%, 10/15/48	1,515	1,268,445
5.50%, 06/15/34	2,030	2,028,642
5.60%, 10/15/33	2,105	2,123,413
Omega Healthcare Investors, Inc.
3.25%, 04/15/33	2,978	2,587,782
3.38%, 02/01/31	3,429	3,150,981
3.63%, 10/01/29	3,697	3,530,192
4.75%, 01/15/28	3,262	3,253,156
5.20%, 07/01/30	1,590	1,579,241
Phillips Edison Grocery Center Operating Partnership I LP
2.63%, 11/15/31	2,480	2,184,738
4.75%, 03/15/33	210	201,494
4.95%, 01/15/35	1,030	983,247
5.25%, 08/15/32	1,130	1,123,602
5.75%, 07/15/34	1,500	1,513,349
Piedmont Operating Partnership LP
2.75%, 04/01/32	755	643,521
3.15%, 08/15/30	2,088	1,908,330
5.63%, 01/15/33	1,150	1,129,679
6.88%, 07/15/29	200	207,569
Prologis LP
1.25%, 10/15/30	3,778	3,261,787
Schedule of Investments
158

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
1.63%, 03/15/31	$2,229	$1,924,535
1.75%, 07/01/30(b)	1,897	1,689,164
1.75%, 02/01/31	2,110	1,838,175
2.13%, 10/15/50	1,647	844,086
2.25%, 04/15/30	4,352	3,970,392
2.25%, 01/15/32	2,487	2,154,502
2.88%, 11/15/29	1,625	1,531,095
3.00%, 04/15/50	3,243	2,031,209
3.05%, 03/01/50	1,713	1,082,420
3.38%, 12/15/27	2,590	2,555,622
3.88%, 09/15/28	2,442	2,406,126
4.00%, 09/15/28	2,331	2,302,380
4.25%, 06/15/31	1,885	1,826,378
4.38%, 02/01/29	1,566	1,553,231
4.38%, 09/15/48	1,200	962,860
4.63%, 01/15/33	3,300	3,208,782
4.75%, 01/15/31(b)	2,495	2,481,538
4.75%, 06/15/33	2,718	2,649,189
4.88%, 06/15/28	3,885	3,905,068
4.90%, 06/15/36	3,460	3,295,276
5.00%, 03/15/34	3,369	3,295,765
5.00%, 01/31/35	2,920	2,834,951
5.13%, 01/15/34	3,180	3,143,286
5.25%, 05/15/35	3,330	3,286,387
5.25%, 06/15/53	4,180	3,771,803
5.25%, 03/15/54	4,175	3,758,324
Public Storage Operating Co.
1.85%, 05/01/28	2,825	2,702,450
1.95%, 11/09/28	3,120	2,943,853
2.25%, 11/09/31	2,975	2,602,795
2.30%, 05/01/31	3,195	2,840,975
3.09%, 09/15/27	2,470	2,437,983
3.39%, 05/01/29	2,726	2,634,303
4.38%, 07/01/30	2,180	2,144,877
4.70%, 02/01/32	1,870	1,835,506
5.00%, 07/01/35(b)	1,840	1,787,778
5.00%, 12/15/35	1,495	1,448,884
5.10%, 08/01/33	1,530	1,519,547
5.13%, 01/15/29	2,681	2,710,759
5.15%, 08/15/36	810	787,813
5.35%, 08/01/53	4,459	4,063,127
Rayonier LP, 2.75%, 05/17/31	2,702	2,401,463
Realty Income Corp.
1.80%, 03/15/33	3,118	2,543,304
2.10%, 03/15/28	2,201	2,120,014
2.20%, 06/15/28	2,110	2,021,068
2.70%, 02/15/32	1,805	1,591,314
2.85%, 12/15/32	2,136	1,868,837
3.10%, 12/15/29	3,089	2,924,314
3.20%, 02/15/31	1,670	1,546,620
3.25%, 06/15/29	1,922	1,844,224
3.25%, 01/15/31	5,239	4,875,067
3.40%, 01/15/28	2,840	2,794,142
3.40%, 01/15/30	2,585	2,459,392
3.65%, 01/15/28	2,889	2,852,230
3.95%, 02/01/29	1,900	1,865,312
4.00%, 07/15/29	2,227	2,178,900
4.50%, 02/01/33	1,900	1,817,045
4.65%, 03/15/47	3,854	3,241,532
4.70%, 12/15/28	2,375	2,373,605
4.75%, 02/15/29	2,550	2,549,511
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
4.75%, 04/15/33	$1,445	$1,400,878
4.85%, 03/15/30	1,980	1,976,052
4.90%, 07/15/33	2,460	2,398,843
5.13%, 02/15/34	3,465	3,405,746
5.13%, 04/15/35	1,645	1,604,356
5.38%, 09/01/54	1,055	976,876
5.63%, 10/13/32	3,620	3,696,586
Regency Centers LP
2.95%, 09/15/29	2,680	2,534,123
3.70%, 06/15/30	2,203	2,106,445
4.13%, 03/15/28	1,991	1,976,706
4.40%, 02/01/47	1,923	1,571,947
4.50%, 03/15/33	1,050	1,003,506
4.65%, 03/15/49	1,966	1,633,959
5.00%, 07/15/32	1,460	1,445,455
5.10%, 01/15/35	1,165	1,137,963
5.25%, 01/15/34	1,060	1,050,043
Rexford Industrial Realty LP
2.13%, 12/01/30	2,468	2,170,540
2.15%, 09/01/31	2,150	1,853,375
5.00%, 06/15/28	1,950	1,954,069
Sabra Health Care LP
3.20%, 12/01/31	4,027	3,609,452
3.90%, 10/15/29	2,488	2,404,039
Safehold GL Holdings LLC
2.80%, 06/15/31	2,510	2,241,581
2.85%, 01/15/32	1,135	1,000,198
5.65%, 01/15/35	1,490	1,477,826
6.10%, 04/01/34(b)	1,320	1,354,823
SBA Communications Corp.
3.13%, 02/01/29	90	86,069
4.88%, 01/15/30(b)	3,835	3,802,763
5.15%, 07/15/31	3,725	3,695,397
5.45%, 07/15/33	1,885	1,861,407
Simon Property Group LP
1.75%, 02/01/28	3,625	3,487,770
2.20%, 02/01/31	3,704	3,298,870
2.25%, 01/15/32	3,235	2,800,313
2.45%, 09/13/29	7,138	6,669,669
2.65%, 07/15/30	3,898	3,589,756
2.65%, 02/01/32	3,325	2,934,459
3.25%, 09/13/49	5,623	3,681,659
3.38%, 12/01/27	4,373	4,315,403
3.80%, 07/15/50	3,445	2,476,290
4.25%, 10/01/44	1,900	1,547,362
4.25%, 11/30/46	2,597	2,059,606
4.30%, 01/15/31	2,760	2,683,223
4.38%, 10/01/30	1,900	1,862,718
4.75%, 09/26/34	3,875	3,702,761
4.75%, 03/15/42	2,641	2,344,440
5.13%, 10/01/35	3,335	3,254,240
5.50%, 03/08/33	2,980	3,017,482
5.85%, 03/08/53	2,775	2,695,876
6.25%, 01/15/34	2,015	2,118,478
6.65%, 01/15/54	2,314	2,480,025
6.75%, 02/01/40	2,758	3,007,321
Store Capital LLC
2.70%, 12/01/31	2,090	1,818,012
2.75%, 11/18/30	1,714	1,535,238
4.50%, 03/15/28	2,167	2,151,639
4.63%, 03/15/29	2,066	2,040,225
159
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
4.95%, 02/11/31	$1,235	$1,206,080
5.40%, 04/30/30	1,575	1,576,415
Sun Communities Operating LP
2.30%, 11/01/28	2,253	2,134,404
2.70%, 07/15/31	3,542	3,146,869
4.20%, 04/15/32	2,510	2,362,181
Tanger Properties LP, 2.75%, 09/01/31	2,170	1,928,311
UDR, Inc.
1.90%, 03/15/33	1,685	1,368,331
2.10%, 08/01/32	2,035	1,704,862
2.10%, 06/15/33	1,270	1,034,884
3.00%, 08/15/31	2,718	2,459,000
3.10%, 11/01/34	1,278	1,076,445
3.20%, 01/15/30	4,103	3,870,911
3.50%, 01/15/28	2,300	2,262,734
4.40%, 01/26/29	2,065	2,042,707
5.13%, 09/01/34	1,250	1,217,539
Ventas Realty LP
2.50%, 09/01/31	2,415	2,128,140
3.00%, 01/15/30	3,400	3,185,067
4.00%, 03/01/28	2,628	2,598,691
4.38%, 02/01/45	1,218	988,651
4.40%, 01/15/29	3,454	3,420,165
4.75%, 11/15/30	1,425	1,405,716
4.88%, 04/15/49	1,867	1,566,472
5.00%, 01/15/35	1,830	1,763,119
5.00%, 02/15/36	1,775	1,697,992
5.10%, 07/15/32	2,325	2,304,151
5.63%, 07/01/34	1,895	1,908,548
5.70%, 09/30/43	1,750	1,683,950
VICI Properties LP
4.75%, 02/15/28	7,175	7,160,309
4.75%, 04/01/28	775	772,822
4.95%, 02/15/30	5,290	5,218,625
5.13%, 11/15/31	2,135	2,089,146
5.13%, 05/15/32	6,790	6,605,995
5.40%, 10/15/31	2,225	2,208,384
5.63%, 04/01/35	3,125	3,057,947
5.63%, 05/15/52	4,023	3,523,844
5.75%, 04/01/34	2,020	2,000,850
5.75%, 10/15/36	2,255	2,191,845
6.13%, 04/01/54(b)	2,740	2,568,903
Welltower OP LLC
2.05%, 01/15/29	2,563	2,409,919
2.75%, 01/15/31	2,361	2,154,034
2.75%, 01/15/32	2,615	2,331,268
2.80%, 06/01/31	3,445	3,128,784
3.10%, 01/15/30	4,460	4,208,456
3.85%, 06/15/32	2,320	2,178,036
4.13%, 03/15/29	3,551	3,497,548
4.25%, 04/15/28	4,233	4,208,869
4.50%, 07/01/30	4,740	4,670,358
4.95%, 09/01/48	2,535	2,237,249
5.13%, 07/01/35	4,390	4,306,954
6.50%, 03/15/41	2,497	2,676,510
Weyerhaeuser Co.
3.38%, 03/09/33	1,380	1,229,935
4.00%, 11/15/29	3,264	3,170,715
4.00%, 04/15/30	3,780	3,650,704
4.00%, 03/09/52	2,414	1,734,788
6.95%, 10/01/27	3,089	3,161,551
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
7.38%, 03/15/32	$3,303	$3,630,370
WP Carey, Inc.
2.25%, 04/01/33	2,085	1,716,441
2.40%, 02/01/31	2,738	2,437,051
2.45%, 02/01/32	1,775	1,534,761
3.85%, 07/15/29	2,531	2,459,129
4.65%, 07/15/30	1,370	1,346,902
5.20%, 09/15/36	1,465	1,404,999
5.38%, 06/30/34	1,650	1,629,110
		1,199,481,847
Retail — 0.6%
AutoNation, Inc.
1.95%, 08/01/28	1,787	1,691,560
2.40%, 08/01/31	1,935	1,688,494
3.80%, 11/15/27	1,942	1,918,699
3.85%, 03/01/32	3,130	2,890,047
4.45%, 01/15/29	1,875	1,849,417
4.75%, 06/01/30	2,628	2,579,777
5.89%, 03/15/35	1,115	1,115,672
AutoZone, Inc.
1.65%, 01/15/31	2,316	2,004,069
3.75%, 04/18/29	2,360	2,297,020
4.00%, 04/15/30	3,885	3,754,306
4.50%, 02/01/28	3,065	3,056,631
4.75%, 08/01/32	3,525	3,437,273
4.75%, 02/01/33	2,280	2,211,307
4.95%, 07/15/31	2,155	2,135,370
5.10%, 07/15/29	2,985	3,003,698
5.13%, 06/15/30	1,690	1,695,613
5.20%, 08/01/33	905	895,279
5.40%, 07/15/34(b)	2,925	2,910,928
6.25%, 11/01/28	2,550	2,623,172
6.55%, 11/01/33	2,055	2,191,297
Best Buy Co., Inc.
1.95%, 10/01/30	4,009	3,547,574
4.45%, 10/01/28	2,959	2,940,352
Costco Wholesale Corp.
1.60%, 04/20/30	8,639	7,759,346
1.75%, 04/20/32	4,680	3,999,246
Darden Restaurants, Inc.
4.35%, 10/15/27	2,650	2,641,770
4.55%, 10/15/29	2,730	2,691,828
4.55%, 02/15/48(b)	2,855	2,261,807
6.30%, 10/10/33	1,780	1,864,730
Dick's Sporting Goods, Inc.
3.15%, 01/15/32(b)	3,345	2,996,838
4.00%, 10/01/29	1,380	1,338,415
4.10%, 01/15/52(b)	5,005	3,415,513
Dollar General Corp.
3.50%, 04/03/30	3,638	3,443,339
4.13%, 05/01/28	2,677	2,649,924
4.13%, 04/03/50	3,555	2,630,456
5.00%, 11/01/32	3,460	3,396,478
5.20%, 07/05/28	1,945	1,958,503
5.45%, 07/05/33	2,845	2,847,643
5.50%, 11/01/52	1,631	1,472,618
Dollar Tree, Inc.
2.65%, 12/01/31	3,765	3,321,645
3.38%, 12/01/51	1,680	1,067,176
4.20%, 05/15/28	6,443	6,379,292
Schedule of Investments
160

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
Ferguson Enterprises, Inc.
4.35%, 03/15/31	$3,510	$3,413,837
4.80%, 08/14/29	1,170	1,166,436
5.00%, 10/03/34	780	755,584
5.60%, 08/14/36	1,110	1,107,069
Genuine Parts Co.
1.88%, 11/01/30	2,695	2,339,604
2.75%, 02/01/32	1,800	1,563,267
4.95%, 08/15/29	3,560	3,539,799
6.50%, 11/01/28	2,785	2,862,851
6.88%, 11/01/33	1,315	1,405,128
Home Depot, Inc. (The)
0.90%, 03/15/28	2,737	2,595,951
1.38%, 03/15/31	7,065	6,065,935
1.50%, 09/15/28	3,250	3,062,220
1.88%, 09/15/31	4,320	3,743,291
2.38%, 03/15/51	3,385	1,822,331
2.70%, 04/15/30	7,431	6,917,229
2.75%, 09/15/51	4,840	2,810,726
2.80%, 09/14/27	4,944	4,869,165
2.95%, 06/15/29	6,496	6,214,234
3.13%, 12/15/49	5,964	3,826,371
3.25%, 04/15/32	6,515	5,987,940
3.30%, 04/15/40	5,587	4,350,604
3.35%, 04/15/50	7,281	4,853,116
3.50%, 09/15/56	4,855	3,185,912
3.63%, 04/15/52	7,375	5,088,780
3.75%, 09/15/28	1,605	1,581,567
3.90%, 12/06/28	6,373	6,291,914
3.90%, 06/15/47	5,691	4,283,080
3.95%, 09/15/30	1,680	1,629,859
4.20%, 04/01/43	4,879	4,027,954
4.25%, 04/01/46	7,460	5,990,960
4.40%, 03/15/45	5,067	4,184,123
4.50%, 09/15/32(b)	3,000	2,934,833
4.50%, 12/06/48	7,038	5,751,205
4.65%, 09/15/35(b)	3,520	3,358,723
4.75%, 06/25/29	5,545	5,560,609
4.85%, 06/25/31	5,200	5,196,941
4.88%, 02/15/44	5,170	4,593,511
4.90%, 04/15/29	3,750	3,774,789
4.95%, 06/25/34	7,410	7,290,326
4.95%, 09/15/52	4,660	4,011,811
5.30%, 06/25/54	4,335	3,919,035
5.40%, 09/15/40	2,763	2,692,016
5.40%, 06/25/64	1,978	1,786,988
5.88%, 12/16/36	13,495	13,982,169
5.95%, 04/01/41	4,595	4,697,295
Lowe's Companies, Inc.
1.30%, 04/15/28	4,512	4,277,793
1.70%, 09/15/28	4,208	3,962,983
1.70%, 10/15/30	5,833	5,118,378
2.63%, 04/01/31	7,007	6,321,984
2.80%, 09/15/41	4,801	3,305,949
3.00%, 10/15/50	7,073	4,250,897
3.50%, 04/01/51	1,357	897,073
3.65%, 04/05/29	6,423	6,244,359
3.70%, 04/15/46	5,861	4,212,246
3.75%, 04/01/32	7,090	6,600,744
4.05%, 05/03/47	6,974	5,230,583
4.25%, 04/01/52	6,470	4,828,155
Security	Par (000)	Value
Retail (continued)
4.38%, 09/15/45	$2,130	$1,699,528
4.45%, 04/01/62	4,890	3,588,643
4.50%, 04/15/30	5,644	5,566,372
4.55%, 04/05/49	2,798	2,227,268
4.65%, 04/15/42	2,770	2,390,641
5.00%, 04/15/33	5,160	5,086,336
5.00%, 04/15/40	2,156	1,982,279
5.13%, 04/15/50	2,145	1,841,748
5.15%, 07/01/33	4,375	4,340,597
5.50%, 10/15/35(b)	1,228	1,238,071
5.63%, 04/15/53(b)	6,965	6,402,118
5.75%, 07/01/53	2,465	2,302,590
5.80%, 09/15/62	4,585	4,226,351
5.85%, 04/01/63	2,710	2,520,799
6.50%, 03/15/29	3,635	3,787,285
Lowe's Cos, Inc.
3.95%, 10/15/27	3,705	3,680,518
4.00%, 10/15/28	2,975	2,930,617
4.25%, 03/15/31	5,370	5,198,306
4.50%, 10/15/32	5,100	4,905,535
4.85%, 10/15/35(b)	5,025	4,789,132
McDonald's Corp.
2.13%, 03/01/30	3,465	3,164,132
2.63%, 09/01/29	5,008	4,717,308
3.60%, 07/01/30	4,835	4,633,664
3.63%, 05/01/43	2,611	1,975,926
3.63%, 09/01/49	8,097	5,634,925
3.70%, 02/15/42	2,436	1,906,111
3.80%, 04/01/28	5,316	5,251,184
4.20%, 04/01/50	3,566	2,728,305
4.40%, 02/12/31	2,925	2,874,309
4.45%, 03/01/47	4,754	3,845,018
4.45%, 09/01/48	3,285	2,638,351
4.60%, 05/15/30	2,290	2,275,664
4.60%, 09/09/32(b)	1,915	1,883,316
4.60%, 05/26/45	2,829	2,375,680
4.70%, 12/09/35	3,841	3,666,478
4.80%, 08/14/28	3,310	3,320,601
4.88%, 07/15/40	1,477	1,348,376
4.88%, 12/09/45	8,225	7,128,916
4.95%, 08/14/33	2,910	2,893,903
4.95%, 03/03/35	2,770	2,696,237
5.00%, 05/17/29	2,245	2,261,766
5.00%, 02/13/36	3,515	3,421,351
5.15%, 09/09/52	3,475	3,041,033
5.20%, 05/17/34	2,200	2,203,018
5.45%, 08/14/53(b)	3,490	3,204,963
5.70%, 02/01/39	1,684	1,696,683
6.30%, 10/15/37	4,238	4,488,902
6.30%, 03/01/38	3,403	3,604,765
O'Reilly Automotive, Inc.
1.75%, 03/15/31	1,845	1,597,362
3.60%, 09/01/27	4,211	4,173,376
3.90%, 06/01/29	2,817	2,750,151
4.20%, 04/01/30	2,926	2,847,137
4.35%, 06/01/28	2,260	2,244,652
4.70%, 06/15/32	3,880	3,792,723
4.80%, 08/14/29	1,815	1,810,448
5.00%, 08/19/34	2,335	2,263,033
5.05%, 08/14/31	1,745	1,738,000
5.10%, 03/12/36	2,445	2,356,560
161
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
5.55%, 03/14/37	$1,665	$1,647,794
Ross Stores, Inc., 1.88%, 04/15/31	2,455	2,142,675
Starbucks Corp.
2.25%, 03/12/30	3,930	3,588,576
2.55%, 11/15/30	5,766	5,238,378
3.00%, 02/14/32	4,495	4,062,813
3.35%, 03/12/50	3,238	2,113,938
3.50%, 03/01/28	3,736	3,674,743
3.50%, 11/15/50	5,325	3,564,320
3.55%, 08/15/29	5,075	4,906,456
3.75%, 12/01/47	2,989	2,151,251
4.00%, 11/15/28	4,240	4,176,390
4.30%, 06/15/45	1,971	1,576,938
4.45%, 08/15/49	4,609	3,654,007
4.50%, 05/15/28	1,713	1,708,346
4.50%, 11/15/48	1,643	1,315,855
4.80%, 02/15/33	2,090	2,046,959
4.90%, 02/15/31	2,575	2,572,461
5.00%, 02/15/34	1,349	1,327,032
Target Corp.
2.35%, 02/15/30	3,786	3,493,705
2.65%, 09/15/30	2,469	2,269,146
2.95%, 01/15/52(b)	3,520	2,152,525
3.38%, 04/15/29	5,078	4,929,235
3.63%, 04/15/46	4,078	2,974,368
3.90%, 11/15/47	3,562	2,666,269
4.00%, 07/01/42	5,001	4,063,040
4.35%, 06/15/28	1,735	1,730,268
4.40%, 01/15/33	2,205	2,139,754
4.50%, 09/15/32(b)	4,410	4,335,213
4.50%, 09/15/34	3,325	3,167,528
4.80%, 01/15/53(b)	4,256	3,630,931
5.00%, 04/15/35(b)	3,220	3,155,806
5.25%, 02/15/36(b)	2,855	2,845,058
6.35%, 11/01/32	1,481	1,586,643
6.50%, 10/15/37	2,178	2,351,234
7.00%, 01/15/38	2,569	2,892,188
TJX Companies, Inc. (The)
1.15%, 05/15/28	2,586	2,442,595
1.60%, 05/15/31	1,455	1,254,991
3.88%, 04/15/30	3,365	3,253,084
4.50%, 04/15/50	3,565	2,936,873
Tractor Supply Co.
1.75%, 11/01/30	3,355	2,930,229
5.20%, 01/30/32	2,255	2,250,693
5.25%, 05/15/33(b)	1,560	1,550,672
Walmart, Inc.
2.38%, 09/24/29	1,662	1,560,912
2.50%, 09/22/41	5,946	4,120,023
2.65%, 09/22/51	4,770	2,806,797
2.95%, 09/24/49	4,268	2,728,904
3.25%, 07/08/29	2,708	2,619,898
3.63%, 12/15/47	2,625	1,980,078
3.70%, 06/26/28	5,397	5,331,882
3.90%, 04/15/28	3,985	3,954,069
3.95%, 06/28/38	3,040	2,713,945
4.00%, 04/30/29	1,415	1,397,081
4.00%, 04/15/30	2,514	2,463,846
4.00%, 04/11/43	1,625	1,333,944
4.05%, 06/29/48	4,840	3,826,039
4.10%, 04/15/33	5,915	5,663,160
Security	Par (000)	Value
Retail (continued)
4.15%, 04/30/31	$4,425	$4,325,538
4.15%, 09/09/32	5,400	5,231,001
4.30%, 04/22/44	2,020	1,740,650
4.35%, 04/28/30	2,800	2,776,525
4.45%, 04/30/33	4,955	4,828,595
4.50%, 09/09/52	4,420	3,651,039
4.50%, 04/15/53(b)	8,000	6,617,411
4.75%, 04/30/36	4,515	4,378,589
4.90%, 04/28/35	7,540	7,437,452
5.00%, 10/25/40	2,245	2,184,992
5.25%, 09/01/35	4,390	4,423,519
5.63%, 04/01/40	2,616	2,658,452
5.63%, 04/15/41	2,225	2,274,597
6.20%, 04/15/38	3,024	3,267,752
6.50%, 08/15/37	6,195	6,857,278
7.55%, 02/15/30	5,120	5,601,648
		763,298,011
Semiconductors — 0.6%
Advanced Micro Devices, Inc.
3.92%, 06/01/32(b)	3,490	3,276,621
4.32%, 03/24/28	2,695	2,686,377
4.39%, 06/01/52(b)	3,595	2,793,580
4.60%, 08/17/29	4,730	4,707,296
5.00%, 08/17/31	5,770	5,721,011
5.25%, 08/17/33(b)	4,330	4,281,897
5.50%, 08/17/36(b)	4,440	4,359,458
Analog Devices, Inc.
1.70%, 10/01/28	4,804	4,524,435
2.10%, 10/01/31	4,465	3,889,547
2.80%, 10/01/41	3,925	2,742,226
2.95%, 10/01/51	3,170	1,928,254
4.25%, 06/15/28	3,605	3,586,289
4.50%, 06/15/30	3,870	3,824,855
5.05%, 04/01/34	2,305	2,276,192
5.30%, 12/15/45	1,785	1,641,789
5.30%, 04/01/54	2,940	2,654,560
Applied Materials, Inc.
1.75%, 06/01/30	4,285	3,827,442
2.75%, 06/01/50	2,016	1,214,031
4.00%, 01/15/31	3,155	3,042,334
4.35%, 04/01/47	5,287	4,335,006
4.60%, 01/15/36	1,870	1,763,077
4.80%, 06/15/29	3,590	3,601,896
5.10%, 10/01/35	2,214	2,184,195
5.85%, 06/15/41	2,904	2,926,202
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.50%, 01/15/28	5,319	5,240,135
Broadcom, Inc.
1.95%, 02/15/28	2,070	1,992,386
2.45%, 02/15/31	12,060	10,709,909
2.60%, 02/15/33	7,665	6,430,488
3.14%, 11/15/35	15,775	12,696,612
3.19%, 11/15/36	6,615	5,218,119
3.42%, 04/15/33	11,241	9,860,191
3.47%, 04/15/34	14,580	12,512,274
3.50%, 02/15/41	14,848	11,013,792
3.75%, 02/15/51	8,151	5,475,820
4.00%, 04/15/29	6,400	6,262,927
4.15%, 11/15/30	7,765	7,453,235
4.15%, 04/15/32	5,550	5,193,018
4.20%, 10/15/30	3,725	3,582,493
Schedule of Investments
162

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Semiconductors (continued)
4.30%, 01/15/31	$2,540	$2,447,565
4.30%, 11/15/32	8,234	7,711,603
4.35%, 02/15/30	7,390	7,202,740
4.55%, 02/15/32	4,020	3,849,410
4.60%, 07/15/30	6,495	6,360,095
4.60%, 01/15/33	6,075	5,762,605
4.75%, 04/15/29	4,350	4,337,802
4.80%, 04/15/28	4,215	4,220,733
4.80%, 10/15/34	8,080	7,556,717
4.80%, 02/15/36	10,340	9,490,231
4.90%, 07/15/32	7,830	7,594,255
4.90%, 02/15/38	780	717,304
4.93%, 05/15/37(c)	50	45,872
4.95%, 01/15/36	5,840	5,436,208
5.00%, 04/15/30	2,870	2,859,850
5.05%, 04/15/30(b)	3,685	3,671,091
5.15%, 11/15/31(b)	9,845	9,755,450
5.20%, 04/15/32	3,985	3,945,825
5.20%, 07/15/35	10,550	10,051,660
5.70%, 01/15/56(b)	1,870	1,682,576
Intel Corp.
1.60%, 08/12/28	5,273	4,966,505
2.00%, 08/12/31	6,110	5,250,835
2.45%, 11/15/29	8,457	7,820,745
2.80%, 08/12/41	4,200	2,819,596
3.05%, 08/12/51	5,120	3,013,204
3.10%, 02/15/60	5,085	2,724,007
3.20%, 08/12/61	1,815	985,063
3.25%, 11/15/49	9,103	5,608,346
3.73%, 12/08/47	9,085	6,202,430
3.90%, 03/25/30	7,204	6,928,989
4.00%, 08/05/29	4,050	3,951,469
4.00%, 12/15/32	4,081	3,786,295
4.10%, 05/19/46	6,302	4,634,691
4.10%, 05/11/47	5,173	3,768,357
4.15%, 08/05/32	4,635	4,355,403
4.25%, 12/15/42	3,047	2,408,735
4.60%, 03/25/40	4,624	4,002,427
4.65%, 06/01/31	7,945	7,753,908
4.75%, 03/25/50	9,590	7,549,537
4.80%, 10/01/41	4,160	3,558,248
4.88%, 02/10/28	8,321	8,337,784
4.90%, 07/29/45	3,941	3,262,765
4.90%, 08/05/52	6,565	5,223,782
4.95%, 03/25/60	4,684	3,657,430
5.00%, 02/21/31	2,600	2,585,795
5.00%, 08/15/33	6,455	6,271,328
5.05%, 08/05/62	4,421	3,454,499
5.13%, 02/10/30	6,100	6,112,798
5.15%, 02/21/34(b)	3,780	3,685,488
5.20%, 02/10/33	10,515	10,398,078
5.30%, 05/15/36	8,935	8,619,371
5.60%, 02/21/54	4,820	4,234,931
5.63%, 02/10/43	4,890	4,542,338
5.70%, 02/10/53	8,450	7,534,801
5.90%, 02/10/63	5,585	5,000,211
6.13%, 05/15/56	7,805	7,359,046
6.20%, 05/15/66	5,500	5,126,423
KLA Corp.
3.30%, 03/01/50	1,683	1,108,406
4.10%, 03/15/29	4,253	4,186,915
Security	Par (000)	Value
Semiconductors (continued)
4.65%, 07/15/32	$3,875	$3,791,138
4.70%, 02/01/34	2,020	1,950,650
4.95%, 07/15/52	7,715	6,615,466
5.00%, 03/15/49	2,494	2,170,139
5.25%, 07/15/62	3,615	3,157,432
Lam Research Corp.
1.90%, 06/15/30	5,460	4,895,429
2.88%, 06/15/50	1,574	963,760
3.13%, 06/15/60	3,526	2,062,357
4.00%, 03/15/29	4,076	4,004,221
4.88%, 03/15/49	3,705	3,215,752
Marvell Technology, Inc.
2.45%, 04/15/28	4,677	4,512,771
2.95%, 04/15/31	4,110	3,726,214
4.75%, 07/15/30	2,315	2,280,159
4.88%, 06/22/28	2,520	2,524,408
5.30%, 04/15/36	4,090	3,943,981
5.45%, 07/15/35	1,920	1,888,121
5.75%, 02/15/29	1,425	1,451,355
5.95%, 09/15/33	1,985	2,036,719
Microchip Technology, Inc.
4.90%, 03/15/28	3,645	3,651,919
5.05%, 03/15/29(b)	4,485	4,497,839
5.05%, 02/15/30	3,875	3,857,166
Micron Technology, Inc.
2.70%, 04/15/32	5,397	4,760,725
3.37%, 11/01/41	3,145	2,354,622
3.48%, 11/01/51	1,110	743,148
NVIDIA Corp.
1.55%, 06/15/28	7,595	7,215,630
2.00%, 06/15/31	6,763	5,931,920
2.85%, 04/01/30	7,722	7,220,414
3.50%, 04/01/40	6,228	4,918,517
3.50%, 04/01/50	10,967	7,374,609
3.70%, 04/01/60(b)	1,060	699,232
4.25%, 06/15/28	13,605	13,533,187
4.35%, 06/15/29	14,455	14,314,865
4.50%, 06/15/31	21,075	20,593,390
4.75%, 06/15/33	13,745	13,319,262
4.95%, 06/15/36(b)	21,135	20,112,055
5.55%, 06/15/46	19,775	18,202,280
5.63%, 06/15/56	19,775	17,780,427
NXP BV/NXP Funding LLC, 5.55%, 12/01/28	2,892	2,928,494
NXP BV/NXP Funding LLC/NXP USA, Inc.
2.50%, 05/11/31	4,919	4,361,833
2.65%, 02/15/32	4,721	4,117,490
3.13%, 02/15/42	2,300	1,631,406
3.25%, 05/11/41	5,220	3,789,436
3.25%, 11/30/51	1,970	1,237,692
3.40%, 05/01/30	4,973	4,690,111
4.30%, 08/19/28	2,510	2,484,352
4.30%, 06/18/29	5,344	5,255,747
4.85%, 08/19/32	1,480	1,434,527
5.00%, 01/15/33	4,935	4,822,031
5.25%, 08/19/35	2,765	2,684,328
Qorvo, Inc., 4.38%, 10/15/29	5,065	4,867,321
QUALCOMM, Inc.
1.30%, 05/20/28	5,705	5,403,580
1.65%, 05/20/32	5,738	4,791,496
2.15%, 05/20/30	6,265	5,689,501
3.25%, 05/20/50	3,709	2,370,861
163
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Semiconductors (continued)
4.25%, 05/20/32	$2,571	$2,485,316
4.30%, 05/20/47	7,415	5,799,786
4.50%, 05/20/30	2,835	2,808,909
4.50%, 05/20/52	4,530	3,550,914
4.65%, 05/20/35	4,622	4,412,997
4.75%, 05/20/32	2,280	2,248,103
4.80%, 05/20/45	7,361	6,282,170
5.00%, 05/20/35	2,475	2,403,852
5.40%, 05/20/33	3,245	3,299,228
6.00%, 05/20/53	5,655	5,517,845
Skyworks Solutions, Inc.
3.00%, 06/01/31	3,250	2,896,947
5.00%, 08/10/28	2,025	2,024,311
5.75%, 01/10/32	2,935	2,913,325
6.25%, 08/10/36	2,935	2,874,235
Texas Instruments, Inc.
1.75%, 05/04/30	4,295	3,849,663
1.90%, 09/15/31	3,895	3,373,544
2.25%, 09/04/29	3,843	3,579,341
2.70%, 09/15/51	2,125	1,226,501
2.90%, 11/03/27	2,846	2,799,154
3.65%, 08/16/32	2,590	2,419,255
3.88%, 03/15/39	5,383	4,549,995
4.10%, 08/16/52	2,126	1,597,095
4.15%, 05/15/48	7,306	5,712,370
4.50%, 05/23/30	2,620	2,589,557
4.60%, 02/15/28(b)	3,865	3,866,912
4.60%, 02/08/29	2,170	2,169,386
4.85%, 02/08/34	2,275	2,235,096
4.90%, 03/14/33	3,180	3,156,225
5.00%, 03/14/53	3,475	3,010,357
5.05%, 05/18/63	5,880	4,956,176
5.10%, 05/23/35	2,770	2,720,830
5.15%, 02/08/54	2,385	2,122,137
TSMC Arizona Corp.
2.50%, 10/25/31	7,940	7,077,313
3.13%, 10/25/41	7,040	5,448,593
3.25%, 10/25/51	4,640	3,251,886
4.13%, 04/22/29	1,555	1,535,739
4.25%, 04/22/32	2,435	2,356,750
4.50%, 04/22/52(b)	2,405	2,088,554
Xilinx, Inc., 2.38%, 06/01/30	5,151	4,694,729
		899,657,121
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.
2.04%, 08/16/28	3,054	2,893,933
3.48%, 12/01/27	3,941	3,880,921
4.20%, 05/01/30	2,995	2,902,647
5.35%, 01/15/30	2,265	2,284,604
5.75%, 01/15/35	2,095	2,116,552
		14,078,657
Software — 0.7%
Adobe, Inc.
2.30%, 02/01/30	8,376	7,699,091
4.75%, 01/17/28	2,120	2,126,916
4.80%, 04/04/29	3,570	3,582,337
4.95%, 01/17/30	1,320	1,325,623
4.95%, 04/04/34	2,615	2,553,744
5.30%, 01/17/35(b)	2,140	2,126,922
Security	Par (000)	Value
Software (continued)
Atlassian Corp.
5.25%, 05/15/29	$2,620	$2,626,565
5.50%, 05/15/34	2,060	2,025,058
Autodesk, Inc.
2.40%, 12/15/31	5,598	4,867,986
2.85%, 01/15/30	3,697	3,451,433
5.30%, 06/15/35	1,960	1,919,168
Cadence Design Systems, Inc.
4.20%, 09/10/27	2,815	2,805,517
4.30%, 09/10/29	5,295	5,213,569
4.70%, 09/10/34	3,410	3,272,996
Concentrix Corp.
6.50%, 03/01/29(b)	875	859,777
6.60%, 08/02/28(b)	4,950	5,002,496
6.85%, 08/02/33(b)	2,335	2,251,994
Fidelity National Information Services, Inc.
1.65%, 03/01/28	4,449	4,246,972
2.25%, 03/01/31	500	439,602
3.10%, 03/01/41	4,640	3,251,937
3.75%, 05/21/29	3,380	3,269,953
4.45%, 03/10/28	5,190	5,161,226
4.50%, 08/15/46	2,207	1,737,759
4.55%, 03/10/29	6,770	6,693,668
4.80%, 03/10/31	6,215	6,088,019
5.10%, 07/15/32	4,120	4,058,366
Fiserv, Inc.
2.65%, 06/01/30	5,134	4,679,644
3.50%, 07/01/29	14,205	13,607,710
4.20%, 10/01/28	5,227	5,147,743
4.40%, 07/01/49(b)	240	187,700
4.55%, 02/15/31	3,730	3,602,132
4.75%, 03/15/30	3,560	3,504,444
5.15%, 08/12/34	4,790	4,553,757
5.25%, 08/11/35(b)	4,595	4,378,055
5.35%, 03/15/31	3,070	3,058,784
5.38%, 08/21/28	3,770	3,799,341
5.45%, 03/02/28	4,869	4,905,131
5.45%, 03/15/34	3,350	3,257,169
5.60%, 03/02/33	3,440	3,414,673
5.63%, 08/21/33	5,690	5,635,269
Intuit, Inc.
1.65%, 07/15/30	4,067	3,587,035
4.95%, 06/15/31	1,710	1,691,751
5.13%, 09/15/28	4,855	4,892,842
5.20%, 09/15/33	5,205	5,138,663
5.50%, 06/15/36	4,730	4,606,255
5.50%, 09/15/53	4,475	3,863,513
Microsoft Corp.
1.35%, 09/15/30(b)	3,940	3,472,930
2.50%, 09/15/50	7,613	4,263,036
2.53%, 06/01/50	28,970	16,327,969
2.68%, 06/01/60	10,122	5,264,481
2.92%, 03/17/52	27,551	16,578,648
3.04%, 03/17/62	9,349	5,278,792
3.45%, 08/08/36(b)	8,636	7,527,212
3.50%, 02/12/35(b)	6,816	6,143,101
3.50%, 11/15/42	3,150	2,435,577
3.70%, 08/08/46	7,130	5,328,494
3.75%, 02/12/45	3,720	2,854,183
3.95%, 08/08/56	2,905	2,094,640
4.00%, 02/12/55	2,885	2,123,373
Schedule of Investments
164

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Software (continued)
4.10%, 02/06/37(b)	$3,341	$3,057,890
4.20%, 11/03/35(b)	3,065	2,890,328
4.25%, 02/06/47	3,997	3,241,393
4.45%, 11/03/45(b)	2,866	2,420,152
4.50%, 10/01/40	3,155	2,858,406
4.50%, 06/15/47	2,648	2,210,480
4.50%, 02/06/57	3,430	2,750,558
5.20%, 06/01/39	3,000	2,991,521
5.30%, 02/08/41(b)	4,130	4,093,727
MSCI, Inc.
5.15%, 03/15/36	2,315	2,196,250
5.25%, 09/01/35	3,570	3,423,433
Oracle Corp.
2.30%, 03/25/28	9,490	9,081,904
2.88%, 03/25/31	14,746	12,915,721
2.95%, 04/01/30	14,370	13,016,970
3.25%, 11/15/27	12,512	12,263,685
3.25%, 05/15/30	3,194	2,911,834
3.60%, 04/01/40	13,260	9,185,191
3.60%, 04/01/50	20,208	11,695,075
3.65%, 03/25/41	9,893	6,685,839
3.80%, 11/15/37	8,010	6,089,304
3.85%, 07/15/36	5,570	4,421,611
3.85%, 04/01/60	15,696	8,808,833
3.90%, 05/15/35	6,230	5,088,052
3.95%, 03/25/51	14,752	8,959,389
4.00%, 07/15/46	12,959	8,295,158
4.00%, 11/15/47	10,173	6,376,969
4.10%, 03/25/61	6,951	4,062,916
4.13%, 05/15/45	9,644	6,358,926
4.20%, 09/27/29	8,220	7,903,728
4.30%, 07/08/34	8,447	7,295,119
4.38%, 05/15/55	6,139	3,864,884
4.45%, 09/26/30	9,990	9,456,593
4.50%, 05/06/28	3,365	3,329,686
4.50%, 07/08/44	4,638	3,266,295
4.55%, 02/04/29	15,155	14,810,864
4.65%, 05/06/30	3,725	3,583,960
4.70%, 09/27/34	9,485	8,361,065
4.80%, 08/03/28	6,710	6,662,810
4.80%, 09/26/32	12,060	11,151,796
4.90%, 02/06/33	7,330	6,746,354
4.95%, 02/04/31	16,540	15,839,234
5.20%, 09/26/35	12,435	11,149,013
5.25%, 02/03/32	6,230	5,980,175
5.35%, 05/04/33	14,905	14,036,031
5.38%, 07/15/40	10,029	8,327,657
5.38%, 09/27/54	8,000	5,850,993
5.50%, 08/03/35	9,890	9,070,062
5.50%, 09/27/64	5,580	4,015,250
5.55%, 02/06/53	10,215	7,716,296
5.70%, 02/04/36(b)	23,040	21,303,262
5.88%, 09/26/45	12,410	10,250,427
5.95%, 09/26/55	10,130	8,047,690
6.00%, 08/03/55	8,520	6,852,793
6.10%, 09/26/65	9,055	7,130,720
6.13%, 07/08/39	5,753	5,253,703
6.13%, 08/03/65	5,120	4,048,662
6.15%, 11/09/29	6,240	6,328,600
6.25%, 11/09/32	9,037	9,008,637
6.50%, 04/15/38	5,690	5,493,952
Security	Par (000)	Value
Software (continued)
6.55%, 02/04/46	$18,015	$16,063,851
6.70%, 02/04/56	18,865	16,615,020
6.85%, 02/04/66	17,625	15,457,439
6.90%, 11/09/52	11,080	10,001,613
Paychex, Inc.
5.10%, 04/15/30	4,005	4,006,700
5.35%, 04/15/32	5,435	5,433,467
5.60%, 04/15/35(b)	5,355	5,317,150
Roper Technologies, Inc.
1.40%, 09/15/27	4,701	4,556,701
1.75%, 02/15/31	5,038	4,343,368
2.00%, 06/30/30	2,874	2,560,660
2.95%, 09/15/29	3,658	3,455,202
4.20%, 09/15/28	5,169	5,109,125
4.25%, 09/15/28	1,190	1,176,847
4.45%, 09/15/30	2,130	2,079,534
4.50%, 10/15/29	2,400	2,368,721
4.75%, 02/15/32	3,080	3,000,628
4.90%, 10/15/34	5,345	5,077,656
5.10%, 09/15/35	3,125	2,976,466
Salesforce, Inc.
1.50%, 07/15/28	3,840	3,628,161
1.95%, 07/15/31	7,382	6,382,264
2.70%, 07/15/41	5,190	3,458,654
2.90%, 07/15/51	11,550	6,519,070
3.05%, 07/15/61	6,435	3,427,114
3.70%, 04/11/28	9,411	9,285,106
4.50%, 03/15/28	14,020	13,990,404
4.65%, 03/15/29	14,880	14,817,184
4.90%, 09/15/31	14,620	14,433,705
5.20%, 03/15/33	12,070	11,930,832
5.55%, 03/15/36	19,370	19,023,136
6.40%, 03/15/46	6,680	6,579,536
6.55%, 03/15/56	15,740	15,339,921
6.70%, 03/15/66	5,740	5,642,551
ServiceNow, Inc.
1.40%, 09/01/30	8,374	7,291,315
4.25%, 05/15/28	1,570	1,561,017
4.70%, 08/15/31	1,805	1,773,787
5.05%, 05/15/33	1,545	1,517,922
5.40%, 05/15/36	6,150	6,033,947
6.30%, 05/15/56	785	777,582
Synopsys, Inc.
4.65%, 04/01/28	4,300	4,294,187
4.85%, 04/01/30	8,870	8,817,000
5.00%, 04/01/32	7,325	7,233,950
5.15%, 04/01/35	11,500	11,167,494
5.70%, 04/01/55	3,310	3,064,749
Take-Two Interactive Software, Inc.
4.00%, 04/14/32	3,248	3,047,103
4.95%, 03/28/28	5,350	5,366,002
5.40%, 06/12/29	3,265	3,303,370
5.60%, 06/12/34	2,615	2,627,125
VMware LLC
1.80%, 08/15/28	4,339	4,106,284
2.20%, 08/15/31	5,863	5,081,535
4.70%, 05/15/30	4,355	4,291,355
Workday, Inc.
3.70%, 04/01/29	4,113	3,984,519
3.80%, 04/01/32	5,810	5,403,636
		1,011,152,232
165
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications — 1.1%
America Movil SAB de CV
2.88%, 05/07/30	$5,795	$5,351,887
3.63%, 04/22/29	7,246	6,987,590
4.38%, 07/16/42	5,695	4,741,471
4.38%, 04/22/49(b)	5,461	4,366,603
4.70%, 07/21/32	5,345	5,191,209
5.00%, 01/20/33	3,030	2,966,310
6.13%, 11/15/37	3,130	3,212,324
6.13%, 03/30/40	9,967	10,094,051
6.38%, 03/01/35	6,818	7,216,698
AT&T, Inc.
1.65%, 02/01/28	12,836	12,306,975
2.25%, 02/01/32	12,791	11,010,261
2.55%, 12/01/33	17,875	14,755,159
2.75%, 06/01/31	16,996	15,322,611
3.10%, 02/01/43	2,810	1,941,581
3.30%, 02/01/52	4,120	2,450,774
3.50%, 06/01/41	11,785	8,742,994
3.50%, 09/15/53	32,876	20,051,574
3.50%, 02/01/61	1,455	838,907
3.55%, 09/15/55	32,243	19,522,820
3.65%, 06/01/51	13,611	8,739,120
3.65%, 09/15/59	26,960	16,247,106
3.80%, 12/01/57	25,666	16,121,528
3.85%, 06/01/60	6,970	4,367,626
4.10%, 02/15/28	6,765	6,709,867
4.30%, 02/15/30	16,237	15,889,213
4.30%, 12/15/42	6,570	5,193,194
4.35%, 03/01/29	15,714	15,540,813
4.35%, 06/15/45	4,890	3,741,403
4.40%, 04/30/31	6,010	5,845,333
4.50%, 05/15/35	11,694	10,743,823
4.50%, 03/09/48	8,200	6,239,787
4.55%, 11/01/32	4,735	4,547,388
4.55%, 03/09/49	4,329	3,275,584
4.65%, 06/01/44	2,804	2,286,830
4.70%, 08/15/30	6,855	6,777,846
4.75%, 04/30/33	8,285	7,968,311
4.75%, 05/15/46	8,221	6,593,588
4.80%, 06/15/44	2,380	1,988,505
4.85%, 03/01/39	5,132	4,595,796
4.85%, 07/15/45	2,094	1,738,949
4.90%, 11/01/35	6,170	5,822,984
4.90%, 08/15/37	4,193	3,876,139
5.13%, 04/30/36	6,110	5,820,676
5.15%, 03/15/42	1,810	1,596,382
5.15%, 11/15/46	3,301	2,780,582
5.15%, 02/15/50	3,277	2,736,259
5.25%, 10/30/36	6,860	6,565,485
5.25%, 03/01/37	5,710	5,440,232
5.35%, 09/01/40	2,263	2,107,766
5.38%, 08/15/35	5,925	5,793,895
5.40%, 02/15/34	12,575	12,490,353
5.45%, 03/01/47	2,947	2,590,239
5.55%, 08/15/41	2,762	2,584,274
5.55%, 11/01/45	5,480	4,886,366
5.65%, 02/15/47	2,362	2,151,475
5.70%, 11/01/54	7,145	6,255,799
5.70%, 03/01/57(b)	2,386	2,186,755
5.85%, 04/30/46	6,685	6,159,833
6.00%, 08/15/40	2,464	2,433,413
Security	Par (000)	Value
Telecommunications (continued)
6.00%, 04/30/56	$6,480	$5,911,354
6.05%, 08/15/56	8,000	7,347,466
6.20%, 10/30/56	2,535	2,378,846
6.30%, 01/15/38	1,895	1,943,398
6.30%, 10/30/66	4,620	4,313,697
6.38%, 03/01/41	1,929	1,991,796
6.55%, 02/15/39	1,560	1,650,945
Bell Telephone Co. of Canada or Bell Canada
4.30%, 07/29/49	90	69,499
4.46%, 04/01/48	80	64,028
5.10%, 05/11/33	5,725	5,612,685
5.20%, 02/15/34	3,995	3,911,439
5.45%, 11/15/36	3,080	2,989,572
5.55%, 02/15/54(b)	3,485	3,159,915
Series US-5, 2.15%, 02/15/32	170	146,422
British Telecommunications Ltd.
5.13%, 12/04/28	5,628	5,655,860
9.63%, 12/15/30	14,931	17,417,051
Cisco Systems, Inc.
4.55%, 02/24/28	4,525	4,532,520
4.75%, 02/24/30	5,380	5,378,710
4.85%, 02/26/29(b)	10,566	10,618,184
4.95%, 02/26/31(b)	9,195	9,227,577
4.95%, 02/24/32	5,020	5,008,864
5.05%, 02/26/34	9,950	9,835,081
5.10%, 02/24/35	5,550	5,470,575
5.30%, 02/26/54	9,875	8,886,423
5.35%, 02/26/64	3,345	2,962,366
5.50%, 01/15/40	9,346	9,206,992
5.50%, 02/24/55	3,760	3,500,987
5.90%, 02/15/39	10,195	10,462,036
Corning, Inc.
3.90%, 11/15/49	2,873	2,072,500
4.38%, 11/15/57	1,372	1,029,573
4.70%, 03/15/37	1,837	1,702,293
4.75%, 03/15/42	2,900	2,559,617
5.35%, 11/15/48	2,879	2,599,721
5.45%, 11/15/79	4,663	4,010,709
5.75%, 08/15/40	2,637	2,616,327
5.85%, 11/15/68	1,970	1,824,825
Deutsche Telekom International Finance BV
8.25%, 06/15/30	18,475	20,464,198
9.25%, 06/01/32	4,392	5,272,585
Juniper Networks, Inc.
2.00%, 12/10/30	2,281	1,995,539
3.75%, 08/15/29	3,161	3,046,376
5.95%, 03/15/41	2,569	2,461,609
Koninklijke KPN NV, 8.38%, 10/01/30	1,822	2,040,619
Motorola Solutions, Inc.
2.30%, 11/15/30	3,911	3,495,274
2.75%, 05/24/31	4,665	4,194,600
4.60%, 02/23/28	4,420	4,414,965
4.60%, 05/23/29	4,411	4,379,485
4.85%, 08/17/29	1,330	1,326,865
4.85%, 08/15/30	2,370	2,349,696
5.00%, 04/15/29	2,455	2,465,172
5.20%, 08/15/32	1,780	1,772,197
5.40%, 04/15/34	4,020	3,981,063
5.50%, 09/01/44	2,398	2,218,777
5.55%, 08/15/35	3,080	3,067,141
5.60%, 06/01/32	3,240	3,289,866
Schedule of Investments
166

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
5.65%, 08/17/36	$855	$851,551
Nokia OYJ, 6.63%, 05/15/39	2,871	2,936,831
Orange SA
5.38%, 01/13/42	3,804	3,569,691
5.50%, 02/06/44	3,994	3,768,376
9.00%, 03/01/31	13,655	15,679,368
Rogers Communications, Inc.
3.70%, 11/15/49	3,665	2,541,960
3.80%, 03/15/32	5,935	5,453,637
4.30%, 02/15/48	3,067	2,316,304
4.35%, 05/01/49	1,460	1,114,393
4.50%, 03/15/42	3,835	3,153,418
4.50%, 03/15/43	1,998	1,629,275
4.55%, 03/15/52	8,840	6,666,814
5.00%, 02/15/29	5,436	5,433,102
5.00%, 03/15/44	3,738	3,214,908
5.30%, 02/15/34	6,595	6,390,142
5.45%, 10/01/43	3,073	2,758,735
7.50%, 08/15/38	2,961	3,266,399
Sprint Capital Corp.
6.88%, 11/15/28	7,145	7,446,317
8.75%, 03/15/32	10,420	12,080,332
Telefonica Emisiones SA
4.67%, 03/06/38	3,171	2,814,703
4.90%, 03/06/48	6,073	4,939,973
5.21%, 03/08/47	11,560	9,862,099
5.52%, 03/01/49	5,550	4,909,512
7.05%, 06/20/36	10,729	11,553,043
Telefonica Europe BV, 8.25%, 09/15/30	7,578	8,391,621
TELUS Corp.
3.40%, 05/13/32	5,595	5,023,713
3.70%, 09/15/27	3,668	3,637,816
4.30%, 06/15/49	180	139,515
4.60%, 11/16/48	370	302,838
T-Mobile USA, Inc.
2.05%, 02/15/28	9,380	9,040,821
2.25%, 11/15/31	6,774	5,871,528
2.40%, 03/15/29	2,903	2,735,122
2.55%, 02/15/31	12,804	11,492,988
2.63%, 02/15/29	5,670	5,379,991
2.70%, 03/15/32	5,560	4,882,614
2.88%, 02/15/31	6,060	5,511,899
3.00%, 02/15/41	13,481	9,530,264
3.30%, 02/15/51	14,074	8,676,737
3.38%, 04/15/29	10,675	10,289,498
3.40%, 10/15/52	2,695	1,662,330
3.50%, 04/15/31	16,535	15,399,555
3.60%, 11/15/60	7,593	4,594,045
3.88%, 04/15/30	31,477	30,263,467
4.20%, 10/01/29	4,025	3,949,749
4.38%, 04/15/40	9,960	8,414,795
4.50%, 04/15/50	12,960	9,897,769
4.63%, 01/15/33	3,730	3,578,990
4.70%, 01/15/35	4,750	4,460,195
4.80%, 07/15/28	5,200	5,209,324
4.85%, 01/15/29	5,495	5,503,826
4.95%, 03/15/28	5,955	5,978,928
4.95%, 11/15/35	5,240	4,979,389
5.00%, 02/15/36	5,885	5,595,549
5.05%, 07/15/33	12,022	11,771,158
5.13%, 05/15/32	3,210	3,191,726
Security	Par (000)	Value
Telecommunications (continued)
5.15%, 04/15/34	$5,725	$5,605,617
5.20%, 01/15/33	3,925	3,896,890
5.25%, 06/15/55	4,470	3,736,723
5.30%, 05/15/35	4,890	4,785,225
5.50%, 01/15/55	3,115	2,710,289
5.65%, 01/15/53	8,185	7,303,803
5.70%, 01/15/56	4,975	4,450,032
5.75%, 01/15/34	5,230	5,303,357
5.75%, 01/15/54	5,565	5,021,425
5.80%, 09/15/62	3,425	3,044,970
5.85%, 02/15/56	4,275	3,903,183
5.88%, 11/15/55	5,340	4,886,542
6.00%, 06/15/54	4,380	4,092,091
6.70%, 12/15/33	1,750	1,874,887
Verizon Communications, Inc.
1.50%, 09/18/30	6,177	5,398,534
1.68%, 10/30/30	5,538	4,856,700
1.75%, 01/20/31	11,950	10,432,126
2.10%, 03/22/28	13,095	12,604,721
2.36%, 03/15/32	22,162	19,168,630
2.55%, 03/21/31	15,196	13,673,477
2.65%, 11/20/40	14,483	9,939,943
2.85%, 09/03/41	5,402	3,702,609
2.88%, 11/20/50	13,059	7,554,389
2.99%, 10/30/56	18,479	10,222,168
3.00%, 11/20/60	6,272	3,422,619
3.15%, 03/22/30	7,034	6,624,822
3.40%, 03/22/41	15,750	11,726,156
3.55%, 03/22/51	20,963	13,825,863
3.70%, 03/22/61	17,530	11,228,529
3.85%, 11/01/42	4,406	3,390,503
3.88%, 02/08/29	6,592	6,458,804
3.88%, 03/01/52	5,450	3,789,809
4.00%, 03/22/50	6,602	4,799,355
4.02%, 12/03/29	16,324	15,908,777
4.13%, 08/15/46	4,797	3,621,392
4.27%, 01/15/36	5,160	4,616,839
4.33%, 09/21/28	7,033	7,019,510
4.40%, 11/01/34	10,344	9,594,889
4.50%, 08/10/33	12,167	11,547,446
4.52%, 09/15/48	5,390	4,212,272
4.67%, 03/15/55	4,028	3,104,316
4.75%, 01/15/33	5,170	5,004,684
4.75%, 11/01/41	3,228	2,832,725
4.78%, 02/15/35	5,160	4,871,754
4.81%, 03/15/39	5,862	5,273,362
4.86%, 08/21/46	11,379	9,473,495
5.00%, 01/15/36	12,875	12,217,806
5.01%, 04/15/49	3,885	3,227,500
5.01%, 08/21/54	4,323	3,547,332
5.05%, 05/09/33	4,745	4,688,234
5.25%, 04/02/35	8,395	8,187,417
5.25%, 03/16/37	5,762	5,525,596
5.40%, 07/02/37	10,966	10,600,280
5.50%, 03/16/47	2,906	2,665,342
5.50%, 02/23/54(b)	4,710	4,198,826
5.75%, 11/30/45	7,485	6,987,284
5.85%, 09/15/35	3,937	3,998,362
5.88%, 11/30/55	7,715	7,111,225
6.00%, 11/30/65	6,685	6,138,677
6.05%, 05/14/58, (5-year CMT + 1.81%)(a)	5,260	5,140,749
167
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
6.20%, 05/14/56, (5-year CMT + 2.04%)(a)	$6,595	$6,351,230
6.40%, 09/15/33	1,790	1,888,790
6.55%, 09/15/43	4,288	4,433,009
6.60%, 02/15/59, (5-year CMT + 2.05%)(a)	3,440	3,441,509
6.75%, 02/15/57, (5-year CMT + 2.30%)(a)	3,530	3,522,148
7.75%, 12/01/30	4,067	4,485,440
Vodafone Group PLC
4.25%, 09/17/50	4,699	3,468,623
4.38%, 02/19/43	2,305	1,867,072
4.80%, 06/18/31	4,790	4,706,295
4.88%, 06/19/49	6,648	5,442,912
5.00%, 05/30/38	2,733	2,569,702
5.13%, 06/19/59	400	335,429
5.25%, 05/30/48	5,345	4,648,922
5.35%, 06/18/36	3,345	3,244,171
5.63%, 02/10/53	4,565	4,084,358
5.75%, 06/28/54	8,260	7,516,707
5.75%, 02/10/63	2,125	1,888,580
5.88%, 06/28/64	4,630	4,187,955
6.10%, 06/18/56	5,180	4,914,906
6.15%, 02/27/37	5,820	6,000,750
6.25%, 11/30/32	4,173	4,366,404
7.88%, 02/15/30	4,220	4,593,764
		1,459,226,397
Toys, Games & Hobbies — 0.0%
Hasbro, Inc.
3.50%, 09/15/27	3,534	3,498,203
3.90%, 11/19/29	4,534	4,383,414
4.65%, 03/12/31	1,020	998,497
6.05%, 05/14/34	2,430	2,498,623
6.35%, 03/15/40	3,004	3,071,117
Mattel, Inc.
5.00%, 11/17/30(b)	1,825	1,803,336
5.45%, 11/01/41	1,895	1,684,519
		17,937,709
Transportation — 0.4%
Burlington Northern Santa Fe LLC
2.88%, 06/15/52	1,424	845,947
3.05%, 02/15/51	3,092	1,934,718
3.30%, 09/15/51	4,580	2,991,909
3.55%, 02/15/50	4,191	2,912,365
3.90%, 08/01/46	3,813	2,898,905
4.05%, 06/15/48	3,489	2,682,061
4.13%, 06/15/47	3,885	3,039,537
4.15%, 04/01/45	4,723	3,789,224
4.15%, 12/15/48	3,600	2,798,890
4.38%, 09/01/42	2,577	2,198,508
4.40%, 03/15/42	2,982	2,566,628
4.45%, 03/15/43	3,790	3,248,276
4.45%, 01/15/53	3,585	2,857,752
4.55%, 09/01/44	3,838	3,264,536
4.70%, 09/01/45	3,039	2,617,357
4.90%, 04/01/44	3,794	3,398,878
4.95%, 09/15/41	1,893	1,753,103
5.05%, 03/01/41	2,909	2,742,539
5.15%, 09/01/43	3,455	3,213,087
5.20%, 04/15/54	7,240	6,449,654
5.40%, 06/01/41	2,712	2,647,936
5.50%, 03/15/55	5,410	5,032,019
5.55%, 03/15/56	3,855	3,610,470
Security	Par (000)	Value
Transportation (continued)
5.75%, 05/01/40	$3,926	$3,972,951
5.80%, 03/15/56	4,075	3,957,174
6.15%, 05/01/37	3,163	3,360,398
6.20%, 08/15/36	1,800	1,915,544
Canadian National Railway Co.
2.45%, 05/01/50	2,667	1,497,522
3.20%, 08/02/46	2,994	2,069,758
3.65%, 02/03/48	2,799	2,022,334
3.85%, 08/05/32	3,905	3,674,429
4.20%, 03/12/31	1,800	1,744,570
4.35%, 05/12/29	1,230	1,215,617
4.38%, 09/18/34	2,635	2,500,146
4.40%, 08/05/52	3,130	2,512,365
4.45%, 01/20/49	3,297	2,692,758
4.75%, 11/12/35	1,200	1,153,248
4.95%, 05/12/36	1,125	1,093,999
5.85%, 11/01/33	1,735	1,821,200
6.13%, 11/01/53	1,840	1,900,038
6.20%, 06/01/36	2,350	2,498,566
6.25%, 08/01/34	3,480	3,718,464
6.38%, 11/15/37	2,722	2,922,849
6.90%, 07/15/28	3,795	3,950,238
Canadian Pacific Railway Co.
2.05%, 03/05/30	2,701	2,456,470
2.45%, 12/02/31	6,575	5,782,392
2.88%, 11/15/29	2,603	2,451,289
3.00%, 12/02/41	5,642	4,034,042
3.10%, 12/02/51	4,317	2,696,492
3.50%, 05/01/50	2,900	1,978,481
4.00%, 06/01/28	3,545	3,507,235
4.00%, 03/15/29	2,335	2,291,137
4.20%, 11/15/69	2,102	1,484,238
4.30%, 05/15/43	1,936	1,613,774
4.70%, 05/01/48	2,480	2,090,289
4.80%, 03/30/30	2,675	2,663,550
4.80%, 09/15/35	1,903	1,829,416
4.80%, 08/01/45	2,857	2,486,478
4.95%, 08/15/45	2,312	2,051,485
5.20%, 03/30/35	2,800	2,777,099
5.50%, 03/15/56	2,025	1,872,937
5.95%, 05/15/37	3,063	3,169,393
6.13%, 09/15/2115	4,064	4,008,803
7.13%, 10/15/31	2,048	2,228,694
CH Robinson Worldwide, Inc., 4.20%, 04/15/28	4,550	4,500,040
CSX Corp.
2.40%, 02/15/30	3,018	2,790,697
2.50%, 05/15/51(b)	1,476	826,752
3.35%, 09/15/49	2,874	1,926,876
3.80%, 03/01/28	4,521	4,470,686
3.80%, 11/01/46	3,739	2,789,276
3.80%, 04/15/50	2,641	1,923,814
3.95%, 05/01/50	3,341	2,482,965
4.10%, 11/15/32	4,281	4,080,001
4.10%, 03/15/44	3,663	2,944,324
4.25%, 03/15/29	5,440	5,384,980
4.25%, 11/01/66	3,093	2,256,413
4.30%, 03/01/48	4,160	3,310,087
4.40%, 03/01/43	2,075	1,757,294
4.50%, 03/15/49	2,051	1,665,295
4.50%, 11/15/52	4,196	3,370,932
Schedule of Investments
168

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation (continued)
4.50%, 08/01/54	$2,084	$1,664,015
4.65%, 03/01/68	1,440	1,127,928
4.75%, 05/30/42	3,235	2,880,155
4.75%, 11/15/48	3,286	2,783,048
4.90%, 03/15/55	820	698,428
5.05%, 06/15/35	4,125	4,045,818
5.20%, 11/15/33	3,075	3,086,121
5.50%, 04/15/41	2,674	2,608,104
6.00%, 10/01/36	2,660	2,781,378
6.15%, 05/01/37	3,750	3,954,746
6.22%, 04/30/40	3,438	3,609,317
Federal Express Corp. Pass-Through Trusts, Series 2020-1, Class AA, 1.88%, 08/20/35	5,164	4,376,315
FedEx Corp.
3.10%, 08/05/29(b)	5,259	5,001,944
3.10%, 08/05/29	310	295,044
3.40%, 02/15/28	110	107,910
4.25%, 05/15/30	4,255	4,147,593
4.55%, 04/01/46	60	50,369
4.90%, 01/15/34	1,225	1,192,743
5.10%, 01/15/44	206	184,935
5.25%, 05/15/50	3,605	3,206,380
Fedex Freight Holding Co., Inc.
4.30%, 03/15/29(c)	360	353,109
4.65%, 03/15/31(c)	300	291,648
4.95%, 03/15/33(c)	590	566,082
5.25%, 03/15/36(c)	5,180	4,905,165
GXO Logistics, Inc.
2.65%, 07/15/31	3,012	2,659,425
6.25%, 05/06/29	3,520	3,614,970
6.50%, 05/06/34	2,690	2,777,558
JB Hunt Transport Services, Inc., 4.90%, 03/15/30	540	537,462
Kirby Corp., 4.20%, 03/01/28	3,197	3,166,801
Norfolk Southern Corp.
2.30%, 05/15/31	2,785	2,473,237
2.55%, 11/01/29	2,541	2,375,201
2.90%, 08/25/51	1,358	812,003
3.00%, 03/15/32	2,920	2,641,977
3.05%, 05/15/50	3,327	2,078,964
3.16%, 05/15/55	1,846	1,123,599
3.40%, 11/01/49	1,939	1,304,402
3.70%, 03/15/53	1,926	1,325,668
3.80%, 08/01/28	4,049	3,989,538
3.94%, 11/01/47	3,439	2,584,004
3.95%, 10/01/42	2,887	2,307,687
4.05%, 08/15/52	3,584	2,645,864
4.10%, 05/15/49	2,210	1,680,553
4.10%, 05/15/2121	2,745	1,820,154
4.15%, 02/28/48	3,180	2,464,931
4.45%, 03/01/33	2,714	2,617,884
4.45%, 06/15/45	2,492	2,060,864
4.55%, 06/01/53	3,475	2,776,377
4.65%, 01/15/46	2,579	2,172,972
4.84%, 10/01/41	2,747	2,471,334
5.05%, 08/01/30	3,525	3,546,280
5.10%, 05/01/35	2,160	2,126,579
5.10%, 08/01/2118	1,775	1,508,082
5.35%, 08/01/54	4,750	4,290,965
5.55%, 03/15/34	1,885	1,927,606
5.95%, 03/15/64	2,707	2,631,477
Security	Par (000)	Value
Transportation (continued)
Ryder System, Inc.
4.30%, 12/01/30	$1,100	$1,070,031
4.85%, 06/15/30	2,005	1,993,681
4.90%, 12/01/29	1,605	1,605,923
4.95%, 09/01/29	1,650	1,653,201
5.00%, 03/15/30	1,150	1,150,557
5.00%, 09/15/31	2,280	2,260,867
5.25%, 06/01/28	3,252	3,278,003
5.38%, 03/15/29	2,555	2,587,224
5.50%, 06/01/29	1,775	1,802,811
5.65%, 03/01/28	3,281	3,323,957
6.30%, 12/01/28	2,240	2,309,162
6.60%, 12/01/33	3,345	3,579,100
Union Pacific Corp.
2.38%, 05/20/31	4,630	4,139,984
2.40%, 02/05/30	4,430	4,096,286
2.80%, 02/14/32	6,362	5,712,701
2.89%, 04/06/36	3,802	3,130,498
2.95%, 03/10/52	4,610	2,788,076
2.97%, 09/16/62	4,650	2,563,381
3.20%, 05/20/41	4,395	3,319,371
3.25%, 02/05/50	8,626	5,667,666
3.35%, 08/15/46	2,096	1,473,237
3.38%, 02/01/35	2,446	2,135,751
3.38%, 02/14/42	2,500	1,900,538
3.50%, 02/14/53	5,770	3,875,070
3.55%, 08/15/39	3,225	2,635,394
3.55%, 05/20/61	2,149	1,377,584
3.60%, 09/15/37	2,881	2,457,554
3.70%, 03/01/29	3,643	3,562,354
3.75%, 02/05/70	3,450	2,233,270
3.80%, 10/01/51	4,873	3,488,214
3.80%, 04/06/71	4,165	2,702,209
3.84%, 03/20/60	6,181	4,221,193
3.85%, 02/14/72	2,135	1,422,047
3.88%, 02/01/55	2,270	1,618,555
3.95%, 09/10/28	4,844	4,786,927
3.95%, 08/15/59	2,461	1,725,185
4.00%, 04/15/47	2,754	2,113,087
4.05%, 11/15/45	2,256	1,765,975
4.05%, 03/01/46	2,915	2,275,187
4.10%, 09/15/67	1,431	1,006,886
4.30%, 03/01/49	3,046	2,408,512
4.50%, 01/20/33	4,720	4,607,777
4.50%, 09/10/48	2,308	1,888,591
4.95%, 09/09/52	635	550,087
4.95%, 05/15/53	2,430	2,089,257
5.10%, 02/20/35(b)	3,975	3,952,775
5.15%, 01/20/63	1,798	1,559,924
5.60%, 12/01/54	3,685	3,490,485
6.63%, 02/01/29	4,415	4,618,610
United Parcel Service, Inc.
2.50%, 09/01/29	2,925	2,745,988
3.05%, 11/15/27	6,791	6,684,008
3.40%, 03/15/29	4,701	4,559,737
3.40%, 11/15/46	2,061	1,443,550
3.40%, 09/01/49	3,316	2,232,817
3.63%, 10/01/42	2,055	1,586,794
3.75%, 11/15/47	4,677	3,408,847
4.25%, 03/15/49	3,518	2,745,079
4.45%, 04/01/30	3,272	3,240,862
169
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation (continued)
4.65%, 10/15/30(b)	$2,460	$2,447,162
4.85%, 08/15/31	2,270	2,261,698
4.88%, 03/03/33(b)	4,975	4,961,229
4.88%, 11/15/40	2,948	2,711,983
5.05%, 03/03/53	5,340	4,621,781
5.15%, 05/22/34	4,045	4,053,825
5.20%, 04/01/40	2,939	2,827,980
5.25%, 05/14/35(b)	3,600	3,604,834
5.30%, 04/01/50	6,077	5,522,849
5.50%, 05/22/54	5,315	4,913,889
5.60%, 05/22/64	2,915	2,685,219
5.95%, 05/14/55(b)	5,860	5,759,841
6.05%, 05/14/65	2,735	2,682,689
6.20%, 01/15/38	7,327	7,742,794
Walmart, Inc.
1.50%, 09/22/28	6,748	6,364,947
1.80%, 09/22/31	9,342	8,144,925
3.95%, 09/09/27	4,075	4,062,582
		584,067,930
Trucking & Leasing — 0.0%
GATX Corp.
1.90%, 06/01/31	1,561	1,347,206
3.10%, 06/01/51	1,775	1,080,676
3.50%, 03/15/28	1,892	1,855,735
3.50%, 06/01/32	1,533	1,400,520
4.00%, 06/30/30	940	907,525
4.55%, 11/07/28	1,363	1,355,131
4.70%, 04/01/29	1,987	1,974,875
4.90%, 03/15/33	2,135	2,079,794
5.20%, 03/15/44	1,147	1,039,195
5.45%, 09/15/33	1,960	1,966,968
5.50%, 06/15/35	3,170	3,135,641
6.05%, 03/15/34	2,632	2,710,163
6.05%, 06/05/54	3,780	3,671,627
6.90%, 05/01/34	2,075	2,241,587
		26,766,643
Venture Capital — 0.0%
Hercules Capital, Inc.
5.35%, 02/10/29(b)	60	59,316
6.00%, 06/16/30(b)	900	893,627
6.30%, 07/24/31	420	417,962
		1,370,905
Water — 0.0%
American Water Capital Corp.
2.30%, 06/01/31	2,685	2,375,794
2.80%, 05/01/30	3,249	3,017,918
2.95%, 09/01/27	2,530	2,495,720
3.25%, 06/01/51	3,471	2,219,654
3.45%, 06/01/29	3,926	3,791,123
3.45%, 05/01/50	2,599	1,750,823
3.75%, 09/01/28	2,417	2,371,555
3.75%, 09/01/47	4,495	3,271,796
4.00%, 12/01/46	2,175	1,657,082
4.15%, 06/01/49	3,406	2,605,855
4.20%, 09/01/48	2,192	1,696,532
4.30%, 12/01/42	1,529	1,275,003
4.30%, 09/01/45	2,421	1,955,263
4.45%, 06/01/32	3,015	2,924,828
4.63%, 06/01/29	1,755	1,745,883
5.15%, 03/01/34	1,925	1,906,519
Security	Par (000)	Value
Water (continued)
5.20%, 04/01/36	$2,625	$2,559,850
5.25%, 03/01/35	3,725	3,687,126
5.45%, 03/01/54	2,460	2,245,828
5.70%, 09/01/55	4,120	3,886,173
6.59%, 10/15/37	1,180	1,277,950
Essential Utilities, Inc.
2.40%, 05/01/31	2,824	2,504,835
2.70%, 04/15/30	2,611	2,408,442
3.35%, 04/15/50	2,404	1,563,897
3.57%, 05/01/29	1,517	1,465,564
4.28%, 05/01/49	3,455	2,669,690
5.13%, 03/15/36	1,350	1,301,358
5.25%, 08/15/35	1,200	1,174,690
5.30%, 05/01/52	2,720	2,402,049
5.38%, 01/15/34	1,075	1,070,895
United Utilities PLC, 6.88%, 08/15/28	1,071	1,109,281
		68,388,976
Total Corporate Bonds & Notes — 24.6% (Cost: $36,595,440,273)		34,017,125,955
Foreign Government Obligations(f)
Canada — 0.2%
Canada Government International Bonds
3.75%, 04/26/28	3,320	3,288,680
4.00%, 03/18/30	10,590	10,435,477
4.25%, 05/28/31(b)	410	405,461
4.63%, 04/30/29	2,265	2,277,163
Export Development Canada
3.75%, 09/07/27	360	357,924
3.88%, 02/14/28	850	844,267
4.00%, 06/20/30	4,920	4,838,465
4.13%, 02/13/29	14,110	14,014,857
4.75%, 06/05/34	3,930	3,942,403
Hydro-Quebec
Series HH, 8.50%, 12/01/29	1,310	1,455,623
Series HK, 9.38%, 04/15/30	1,595	1,833,339
Series HQ, 9.50%, 11/15/30	290	340,161
Province of Alberta Canada
1.30%, 07/22/30	5,652	5,004,105
3.30%, 03/15/28	5,210	5,124,289
4.30%, 11/02/35	6,360	6,055,983
4.50%, 06/26/29	4,875	4,875,706
4.50%, 01/24/34	5,460	5,345,840
Province of British Columbia Canada
1.30%, 01/29/31(b)	4,515	3,921,682
3.90%, 08/27/30	430	419,611
4.05%, 04/23/31	230	224,388
4.20%, 07/06/33	11,850	11,417,290
4.70%, 01/24/28	1,480	1,485,673
4.75%, 06/12/34	9,925	9,825,332
4.80%, 11/15/28	7,240	7,293,845
4.80%, 06/11/35	12,020	11,875,777
4.90%, 04/24/29	13,065	13,191,843
7.25%, 09/01/36	418	484,373
Province of Manitoba Canada
1.50%, 10/25/28(b)	410	385,332
4.30%, 07/27/33	155	150,108
4.90%, 05/31/34	7,355	7,346,602
Schedule of Investments
170

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Canada (continued)
Province of New Brunswick Canada, 3.63%, 02/24/28	$2,031	$2,006,780
Province of Ontario Canada
1.13%, 10/07/30(b)	6,902	6,023,854
1.60%, 02/25/31	10,695	9,412,702
1.80%, 10/14/31	3,965	3,454,066
2.00%, 10/02/29	5,845	5,426,776
2.13%, 01/21/32	6,195	5,444,488
3.70%, 09/17/29	10,030	9,802,847
3.80%, 01/29/29	710	699,122
3.90%, 09/04/30	170	165,925
4.05%, 04/16/31	100	97,727
4.20%, 01/18/29	10,470	10,405,094
4.45%, 11/20/35	9,630	9,265,485
4.70%, 01/15/30	2,995	3,010,762
4.85%, 06/11/35	9,370	9,313,973
4.85%, 05/29/36	2,005	1,981,290
5.05%, 04/24/34	8,405	8,507,919
Province of Quebec Canada
1.35%, 05/28/30	5,678	5,057,141
1.90%, 04/21/31	2,145	1,903,141
3.63%, 04/13/28	8,475	8,371,498
3.88%, 01/14/31	5,840	5,671,764
4.25%, 09/05/34	10,120	9,687,569
4.50%, 04/03/29	16,500	16,502,576
4.50%, 09/08/33	765	749,963
4.63%, 08/28/35	12,170	11,858,832
4.63%, 06/03/36	2,150	2,084,258
Series PD, 7.50%, 09/15/29	7,182	7,779,936
Province of Saskatchewan Canada, 4.65%, 01/28/30	915	917,483
		294,064,570
Chile — 0.1%
Chile Government International Bonds
2.45%, 01/31/31	9,677	8,710,638
2.55%, 01/27/32	11,461	10,081,757
2.55%, 07/27/33	13,478	11,401,444
3.10%, 05/07/41	13,036	9,579,417
3.10%, 01/22/61	8,315	4,904,660
3.24%, 02/06/28	10,755	10,528,858
3.25%, 09/21/71	1,958	1,150,523
3.50%, 01/31/34	9,738	8,686,124
3.50%, 01/25/50	1,785	1,235,156
3.63%, 10/30/42	2,695	2,076,540
3.86%, 06/21/47	5,953	4,495,375
4.00%, 01/31/52	4,428	3,311,919
4.34%, 03/07/42	8,971	7,617,443
4.35%, 04/13/31	280	272,459
4.85%, 01/22/29	9,770	9,772,921
4.95%, 01/05/36	9,829	9,499,749
5.33%, 01/05/54	7,772	7,087,700
5.65%, 01/13/37	6,875	6,965,321
		117,378,004
Hong Kong — 0.0%
Hong Kong Government International Bonds, 1.75%, 11/24/31(g)	4,900	4,275,425
Hungary — 0.0%
Hungary Government International Bonds, 7.63%, 03/29/41	6,242	7,217,362
Security	Par (000)	Value
Indonesia — 0.1%
Indonesia Government International Bonds
1.85%, 03/12/31	$2,065	$1,799,953
2.15%, 07/28/31	6,410	5,581,797
2.85%, 02/14/30	7,241	6,753,239
3.05%, 03/12/51	7,495	4,545,339
3.20%, 09/23/61	3,255	1,875,367
3.35%, 03/12/71	3,690	2,160,108
3.40%, 09/18/29	4,280	4,136,306
3.50%, 01/11/28	5,737	5,672,403
3.50%, 02/14/50	3,936	2,638,288
3.55%, 03/31/32	5,615	5,157,494
3.70%, 10/30/49	4,871	3,388,541
3.85%, 10/15/30	9,601	9,207,460
4.10%, 04/24/28	5,510	5,483,159
4.15%, 09/20/27	5,350	5,346,518
4.20%, 10/15/50	7,300	5,481,317
4.30%, 04/16/31	1,210	1,174,644
4.30%, 03/31/52	3,570	2,702,738
4.35%, 02/21/31	770	750,169
4.35%, 01/11/48	8,150	6,396,172
4.40%, 03/10/29	2,900	2,882,691
4.45%, 04/15/70	4,575	3,387,086
4.55%, 01/11/28	4,835	4,840,705
4.65%, 09/20/32	7,830	7,584,763
4.70%, 02/10/34	4,250	4,082,009
4.75%, 02/11/29	6,343	6,366,499
4.75%, 09/10/34	6,130	5,841,797
4.85%, 01/11/33	6,945	6,756,831
4.90%, 04/16/36	5,580	5,268,626
4.95%, 02/21/36	3,020	2,858,956
5.03%, 05/29/31	1,200	1,198,794
5.10%, 02/10/54(b)	3,260	2,831,774
5.15%, 09/10/54(b)	2,960	2,582,850
5.25%, 01/15/30	2,250	2,270,365
5.35%, 02/11/49	4,720	4,305,467
5.45%, 09/20/52(b)	2,415	2,195,563
5.48%, 02/21/56	1,090	1,011,270
5.60%, 01/15/35	5,670	5,691,027
5.65%, 01/11/53(b)	3,710	3,470,602
5.69%, 05/29/36	5,340	5,341,840
		161,020,527
Israel — 0.1%
Israel Government International Bonds
2.75%, 07/03/30	11,740	10,761,776
3.25%, 01/17/28	4,035	3,939,882
3.88%, 07/03/50	9,090	6,351,475
4.13%, 01/17/48	3,610	2,700,910
4.50%, 01/13/31	850	827,669
4.50%, 01/17/33	9,040	8,601,313
4.50%, 01/30/43	6,453	5,366,407
4.50%, 04/03/2120(b)	4,613	3,271,960
5.00%, 01/13/36	9,000	8,668,671
5.38%, 03/12/29	330	332,917
5.38%, 02/19/30	240	242,143
5.50%, 03/12/34	14,510	14,546,900
5.63%, 02/19/35	12,280	12,394,230
5.75%, 03/12/54	7,395	6,768,506
5.88%, 01/13/56	120	112,184
171
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Israel (continued)
State of Israel
2.50%, 01/15/30	$2,930	$2,690,110
3.38%, 01/15/50	7,453	4,790,334
		92,367,387
Italy — 0.0%
Republic of Italy Government International Bonds
2.88%, 10/17/29	11,020	10,446,092
3.88%, 05/06/51	9,839	6,953,935
4.00%, 10/17/49	10,240	7,492,194
5.38%, 06/15/33	8,162	8,315,952
		33,208,173
Japan — 0.0%
Japan Bank for International Cooperation
1.25%, 01/21/31	6,505	5,632,145
1.88%, 04/15/31	14,214	12,575,785
2.00%, 10/17/29	4,107	3,798,977
2.13%, 02/16/29	4,965	4,685,498
2.75%, 11/16/27	6,285	6,158,835
3.25%, 07/20/28	5,211	5,093,360
3.50%, 10/31/28	4,005	3,922,420
3.88%, 07/03/28	110	108,782
3.88%, 01/23/31	140	135,687
4.38%, 10/05/27	1,240	1,238,902
4.38%, 01/24/31	1,930	1,907,589
4.38%, 01/23/36	200	190,982
4.63%, 07/19/28	1,970	1,974,142
4.63%, 04/17/34	4,190	4,119,780
4.63%, 07/02/36	310	301,014
4.88%, 10/18/28(b)	1,360	1,369,883
Japan International Cooperation Agency
1.00%, 07/22/30	2,964	2,585,558
1.75%, 04/28/31	80	70,302
3.38%, 06/12/28	845	828,559
4.00%, 05/23/28	460	456,034
4.25%, 05/22/30	1,410	1,391,669
4.38%, 05/28/31	90	88,861
4.75%, 05/21/29	1,040	1,044,362
		59,679,126
Mexico — 0.3%
Mexico Government International Bonds
2.66%, 05/24/31	16,257	14,313,289
3.25%, 04/16/30	11,180	10,478,606
3.50%, 02/12/34	13,543	11,447,163
3.77%, 05/24/61	13,626	7,811,723
4.28%, 08/14/41	12,566	9,617,016
4.35%, 01/15/47	6,222	4,420,268
4.40%, 02/12/52	10,167	6,985,585
4.50%, 04/22/29	15,725	15,591,816
4.50%, 01/31/50	9,891	7,047,127
4.60%, 01/23/46	12,314	9,182,667
4.60%, 02/10/48	9,126	6,664,795
4.75%, 03/22/31	850	825,641
4.75%, 04/27/32	14,002	13,328,069
4.75%, 03/08/44	18,053	14,081,483
4.88%, 05/19/33	10,578	9,942,008
5.00%, 05/07/29(b)	3,199	3,204,194
5.00%, 04/27/51	12,479	9,469,767
5.38%, 03/22/33	20,870	20,237,000
5.55%, 01/21/45	13,890	12,171,613
Security	Par (000)	Value
Mexico (continued)
5.63%, 02/09/34	$13,730	$13,346,117
5.63%, 09/22/35	11,450	10,970,115
5.75%, 10/12/2110	12,111	9,429,309
5.85%, 07/02/32	18,185	18,265,845
6.00%, 05/13/30	8,782	9,026,094
6.00%, 05/07/36	19,110	18,692,929
6.05%, 01/11/40	13,636	12,907,468
6.13%, 02/09/38	12,945	12,470,341
6.25%, 08/27/37	11,270	11,067,732
6.34%, 05/04/53	13,571	12,197,770
6.35%, 02/09/35	12,985	13,114,985
6.40%, 05/07/54	11,980	10,846,238
6.63%, 01/29/38	6,776	6,802,073
6.75%, 09/27/34	10,097	10,504,550
6.75%, 02/09/56	9,760	9,181,511
6.88%, 05/13/37	16,915	17,427,718
7.38%, 05/13/55	10,885	11,115,158
7.50%, 04/08/33	6,642	7,376,716
8.30%, 08/15/31	7,896	9,064,972
		410,627,471
Panama — 0.1%
Panama Government International Bonds
2.25%, 09/29/32	12,730	10,559,088
3.16%, 01/23/30	8,053	7,548,677
3.30%, 01/19/33	5,575	4,888,806
3.87%, 07/23/60	10,828	7,020,603
3.88%, 03/17/28	6,562	6,450,518
4.30%, 04/29/53	7,849	5,740,074
4.50%, 05/15/47	5,101	4,026,860
4.50%, 04/16/50	10,764	8,230,068
4.50%, 04/01/56	9,555	7,054,518
4.50%, 01/19/63	6,255	4,548,544
5.23%, 02/23/34	350	339,884
5.66%, 02/23/38	300	292,200
6.40%, 02/14/35	12,410	12,857,111
6.70%, 01/26/36	11,086	11,683,006
6.85%, 03/28/54(b)	6,875	7,092,110
6.88%, 01/31/36(b)	5,650	6,022,770
7.50%, 03/01/31(b)	4,015	4,358,907
7.88%, 03/01/57	2,427	2,823,232
8.00%, 03/01/38	5,815	6,669,559
8.88%, 09/30/27	5,956	6,206,490
9.38%, 04/01/29	6,642	7,326,347
		131,739,372
Peru — 0.1%
Peruvian Government International Bonds
1.86%, 12/01/32	7,360	6,038,126
2.78%, 01/23/31	14,969	13,695,358
2.78%, 12/01/60	8,878	4,666,991
2.84%, 06/20/30	4,273	3,996,655
3.00%, 01/15/34	12,140	10,323,530
3.23%, 07/28/2121	1,613	845,432
3.30%, 03/11/41	4,626	3,498,151
3.55%, 03/10/51	7,388	4,944,701
3.60%, 01/15/72	4,865	2,990,064
5.38%, 02/08/35	7,370	7,278,077
5.50%, 03/30/36	8,210	8,118,392
5.63%, 11/18/50(b)	11,835	11,030,582
5.88%, 08/08/54	7,595	7,227,725
6.20%, 06/30/55	5,625	5,569,680
Schedule of Investments
172

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Peru (continued)
6.55%, 03/14/37	$6,550	$6,968,446
8.75%, 11/21/33	11,020	13,115,116
		110,307,026
Philippines — 0.1%
Philippines Government International Bonds
1.65%, 06/10/31	7,581	6,514,472
1.95%, 01/06/32	2,950	2,526,559
2.46%, 05/05/30	8,004	7,345,333
2.65%, 12/10/45	7,140	4,372,997
2.95%, 05/05/45	6,482	4,225,962
3.00%, 02/01/28	10,281	10,080,390
3.20%, 07/06/46	10,223	6,805,167
3.56%, 09/29/32	5,228	4,801,169
3.70%, 03/01/41	8,679	6,839,934
3.70%, 02/02/42	9,344	7,239,644
3.75%, 01/14/29	8,561	8,401,238
3.95%, 01/20/40	8,815	7,292,654
4.20%, 03/29/47	4,745	3,679,375
4.25%, 07/27/31	440	426,750
4.38%, 03/05/30	2,698	2,655,636
4.63%, 07/17/28	2,545	2,550,715
4.63%, 12/24/31	350	343,967
4.75%, 03/05/35	6,290	5,978,035
5.00%, 07/17/33	6,610	6,504,521
5.00%, 01/27/36	4,490	4,313,398
5.00%, 01/13/37	5,230	4,983,648
5.17%, 10/13/27	3,199	3,226,556
5.18%, 09/05/49	4,010	3,517,913
5.25%, 05/14/34	5,595	5,537,902
5.33%, 06/24/36	6,500	6,366,576
5.50%, 02/04/35	6,720	6,721,054
5.50%, 01/17/48	6,095	5,621,949
5.60%, 05/14/49	4,535	4,218,256
5.61%, 04/13/33	4,490	4,573,486
5.75%, 01/27/51	1,290	1,221,872
5.90%, 02/04/50	4,820	4,667,558
5.95%, 10/13/47	3,760	3,680,080
6.38%, 01/15/32	5,982	6,353,064
6.38%, 10/23/34	9,760	10,361,196
7.75%, 01/14/31	8,933	9,907,870
9.50%, 02/02/30	7,614	8,701,938
		192,558,834
Poland — 0.1%
Republic of Poland Government International Bonds
4.63%, 03/18/29	5,910	5,922,742
4.63%, 04/14/31	370	366,560
4.88%, 02/12/30	15,830	15,919,343
4.88%, 10/04/33	12,370	12,081,169
5.13%, 09/18/34	14,644	14,399,117
5.38%, 02/12/35	13,160	13,068,179
5.38%, 04/14/36	12,080	11,889,775
5.50%, 11/16/27	8,881	8,979,828
5.50%, 04/04/53	14,835	13,254,383
5.50%, 03/18/54	12,370	11,054,078
5.75%, 11/16/32	10,320	10,638,983
6.13%, 04/14/56	790	762,802
		118,336,959
Security	Par (000)	Value
South Korea — 0.1%
Export-Import Bank of Korea
1.25%, 09/21/30	$4,181	$3,657,404
1.38%, 02/09/31	2,097	1,820,919
2.13%, 01/18/32	3,125	2,738,792
2.50%, 06/29/41	5,668	3,993,177
3.75%, 01/13/29	180	176,935
3.75%, 09/22/30	4,260	4,116,798
3.88%, 01/13/31	1,424	1,379,787
4.00%, 09/11/27	2,025	2,014,522
4.00%, 09/11/29	4,050	3,990,929
4.13%, 10/17/27	1,587	1,580,208
4.25%, 09/15/27	3,847	3,836,523
4.38%, 07/20/29	470	468,190
4.50%, 01/11/29	2,310	2,308,784
4.50%, 07/20/31(b)	680	674,495
4.50%, 09/15/32	3,195	3,146,259
4.63%, 01/14/28	2,800	2,804,877
4.63%, 01/11/34	3,288	3,227,703
4.88%, 01/14/30	1,355	1,364,183
5.00%, 01/11/28	5,635	5,670,725
5.13%, 09/18/28	4,980	5,037,500
5.13%, 01/11/33	5,084	5,154,827
5.13%, 09/18/33	2,610	2,646,202
5.25%, 01/14/35	2,385	2,425,892
Korea Development Bank (The)
1.63%, 01/19/31(b)	3,620	3,184,764
2.00%, 10/25/31	4,344	3,814,029
3.75%, 01/28/29	870	854,884
3.75%, 09/16/30	4,670	4,510,841
4.00%, 01/28/31	1,510	1,469,927
4.13%, 10/16/27	1,060	1,055,536
4.25%, 09/08/32	5,700	5,539,480
4.38%, 02/15/28	6,256	6,242,448
4.38%, 02/15/33	7,703	7,492,135
4.50%, 02/15/29	4,185	4,184,133
4.63%, 02/03/28	2,045	2,047,639
4.88%, 02/03/30	1,145	1,152,109
5.38%, 10/23/28	2,200	2,238,137
5.63%, 10/23/33	2,065	2,154,343
Korea International Bonds
1.00%, 09/16/30	4,505	3,919,133
1.75%, 10/15/31	4,395	3,829,671
2.50%, 06/19/29	5,835	5,540,304
3.50%, 09/20/28	2,035	1,997,864
3.63%, 02/12/29	490	481,191
3.63%, 10/29/30	820	791,132
3.88%, 02/12/31	760	738,590
3.88%, 09/20/48(b)	1,313	1,065,144
4.13%, 06/10/44	2,241	1,944,496
4.50%, 07/03/29	3,650	3,656,296
		134,139,857
Supranational — 0.9%
African Development Bank
3.50%, 09/18/29	770	749,355
3.63%, 03/03/31	3,500	3,374,020
3.88%, 06/12/28	4,280	4,244,003
4.00%, 03/18/30	10,749	10,584,720
4.13%, 01/22/36(b)	5,315	5,055,781
4.38%, 11/03/27	5,115	5,116,291
4.38%, 03/14/28	4,195	4,195,786
4.50%, 06/12/35	12,835	12,606,536
173
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Supranational (continued)
5.75% , (5-year CMT + 1.58%)(a)(h)	$3,688	$3,599,986
Asian Development Bank
0.75%, 10/08/30	3,099	2,669,466
1.25%, 06/09/28(b)	3,025	2,866,413
1.50%, 03/04/31	3,809	3,346,921
1.75%, 09/19/29	8,722	8,060,571
1.88%, 03/15/29	1,225	1,151,139
1.88%, 01/24/30	8,346	7,674,392
2.50%, 11/02/27	7,877	7,714,787
2.75%, 01/19/28	6,620	6,479,556
3.13%, 09/26/28	909	887,025
3.13%, 04/27/32	1,700	1,578,631
3.63%, 08/28/29	15,535	15,189,614
3.75%, 04/25/28	12,539	12,418,728
3.75%, 08/28/30	8,780	8,547,108
3.88%, 09/28/32	4,895	4,711,080
3.88%, 06/14/33	9,440	9,030,969
4.00%, 01/12/33	15,994	15,467,072
4.13%, 05/30/30	11,310	11,174,013
4.13%, 01/12/34(b)	9,771	9,447,055
4.25%, 05/28/31	900	889,755
4.25%, 01/14/36	15,580	15,006,348
4.38%, 01/14/28	5,530	5,532,556
4.38%, 03/06/29	13,331	13,320,343
4.38%, 03/22/35	13,822	13,501,260
4.50%, 08/25/28	14,435	14,471,361
4.63%, 08/26/36	4,030	3,983,705
4.75%, 02/12/30	360	360,200
4.88%, 09/26/28(b)	660	660,060
5.82%, 06/16/28	7,320	7,482,472
6.38%, 10/01/28(b)	3,125	3,228,074
Asian Infrastructure Investment Bank (The)
3.63%, 09/15/28	2,298	2,265,391
3.75%, 09/14/27	4,417	4,392,912
3.88%, 04/22/31	5,945	5,789,665
4.00%, 01/18/28	5,319	5,294,000
4.13%, 01/18/29	4,160	4,133,474
4.13%, 01/14/36	1,730	1,649,601
4.25%, 03/13/34	7,945	7,737,248
4.50%, 01/16/30	7,147	7,156,742
4.50%, 05/21/35	10,360	10,199,024
Corp. Andina de Fomento
5.00%, 01/24/29	5,230	5,279,496
5.00%, 01/22/30	6,485	6,552,527
Council of Europe Development Bank
3.63%, 01/26/28	880	871,197
3.63%, 05/08/28	100	98,823
3.75%, 01/14/31	1,375	1,334,634
4.00%, 05/21/29	40	39,581
4.13%, 01/24/29	2,620	2,602,270
4.50%, 01/15/30	2,578	2,581,704
European Bank for Reconstruction & Development
4.13%, 01/25/29	3,813	3,787,431
4.25%, 05/29/31	280	276,764
4.25%, 03/13/34	10,930	10,628,842
4.38%, 03/09/28	1,355	1,355,194
European Investment Bank
0.63%, 10/21/27	252	241,835
0.75%, 09/23/30	3,185	2,749,437
0.88%, 05/17/30	4,830	4,242,910
Security	Par (000)	Value
Supranational (continued)
1.25%, 02/14/31	$11,919	$10,372,126
1.63%, 10/09/29	4,920	4,524,043
1.63%, 05/13/31	1,145	1,006,588
1.75%, 03/15/29	7,385	6,918,821
3.25%, 11/15/27	3,815	3,767,736
3.63%, 07/15/30	18,820	18,254,103
3.75%, 05/15/29	250	245,748
3.75%, 11/15/29	13,030	12,762,330
3.75%, 03/13/31	4,310	4,178,848
3.75%, 02/14/33	22,340	21,292,003
3.88%, 03/15/28	5,998	5,955,856
3.88%, 06/15/28	870	862,726
3.88%, 10/15/30	7,225	7,058,029
4.00%, 02/15/29	4,520	4,476,969
4.13%, 02/13/34	23,235	22,460,070
4.25%, 08/16/32	22,595	22,198,299
4.25%, 02/08/36(b)	14,620	14,072,078
4.38%, 10/10/31	14,750	14,648,886
4.38%, 11/25/31	7,835	7,777,243
4.50%, 10/16/28	1,765	1,769,344
4.50%, 03/14/30	25,275	25,305,250
4.63%, 02/12/35	13,370	13,297,899
4.75%, 06/15/29	25,896	26,114,947
4.88%, 02/15/36	7,626	7,699,475
Inter-American Development Bank
0.63%, 09/16/27	2,835	2,729,149
1.13%, 07/20/28	10,710	10,089,202
1.13%, 01/13/31(b)	13,046	11,318,172
2.25%, 06/18/29(b)	8,712	8,218,199
3.13%, 09/18/28	10,070	9,827,266
3.20%, 08/07/42	3,925	3,062,749
3.50%, 09/14/29	3,035	2,955,189
3.50%, 04/12/33	13,512	12,653,867
3.63%, 09/17/31	8,228	7,895,759
3.75%, 06/14/30	4,051	3,949,981
3.88%, 10/28/41	6,891	5,922,250
4.00%, 01/12/28	6,776	6,745,119
4.13%, 02/15/29	14,630	14,532,370
4.13%, 01/23/36	13,745	13,083,929
4.25%, 08/11/31	420	414,975
4.38%, 07/17/34	16,010	15,680,184
4.38%, 07/16/35	10,830	10,544,165
4.38%, 01/24/44	3,334	2,994,422
4.50%, 02/15/30	10,197	10,210,747
4.50%, 09/13/33	7,205	7,143,353
Inter-American Investment Corp.
3.63%, 11/20/28	2,430	2,389,834
4.13%, 02/15/28	1,485	1,478,952
4.25%, 02/14/29	3,940	3,920,309
4.25%, 04/01/30	4,645	4,604,099
4.38%, 05/28/31	780	773,660
4.75%, 09/19/28	1,718	1,729,230
International Bank for Reconstruction & Development
0.75%, 11/24/27	13,215	12,651,097
0.75%, 08/26/30	13,514	11,691,580
0.88%, 05/14/30(b)	17,615	15,477,059
1.13%, 09/13/28	25,021	23,458,050
1.25%, 02/10/31(b)	17,940	15,613,662
1.38%, 04/20/28(b)	21,255	20,265,360
1.63%, 11/03/31	24,795	21,493,316
Schedule of Investments
174

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Supranational (continued)
1.75%, 10/23/29(b)	$13,266	$12,229,971
2.50%, 11/22/27	23,466	22,960,032
2.50%, 03/29/32	4,057	3,647,355
3.50%, 07/12/28	21,061	20,739,160
3.50%, 10/28/30	1,440	1,386,342
3.63%, 05/05/28	2,469	2,440,251
3.63%, 09/21/29	9,560	9,342,504
3.88%, 10/16/29	21,035	20,693,338
3.88%, 02/14/30	20,648	20,267,229
3.88%, 08/28/34	24,520	23,190,396
4.00%, 07/25/30(b)	9,780	9,613,236
4.00%, 01/10/31	26,407	25,886,840
4.00%, 05/06/32	25,064	24,344,770
4.13%, 03/20/30	16,455	16,274,594
4.38%, 08/27/35	23,455	22,843,266
4.50%, 04/10/31	15,774	15,768,036
4.50%, 08/25/33	17,130	16,977,370
4.50%, 05/20/36	14,090	13,798,221
4.63%, 08/01/28(b)	11,355	11,409,615
4.63%, 01/15/32	30,030	30,121,173
4.75%, 11/14/33	16,368	16,467,993
4.75%, 02/15/35(b)	2,127	2,132,378
International Finance Corp.
0.75%, 08/27/30	1,045	904,479
3.50%, 01/22/29	5,550	5,437,097
3.88%, 07/02/30	760	744,237
4.25%, 07/02/29	765	761,391
4.25%, 07/14/31	80	79,067
4.50%, 01/21/28	1,870	1,873,837
4.50%, 07/13/28	1,680	1,684,120
Nordic Investment Bank
3.38%, 09/08/27	1,410	1,396,733
3.75%, 08/28/28	500	494,339
3.75%, 05/09/30	1,320	1,287,058
3.75%, 01/23/31	160	155,224
4.25%, 02/28/29	2,030	2,022,002
4.38%, 03/14/28	1,270	1,270,187
		1,260,818,367
Sweden — 0.0%
Svensk Exportkredit AB
0.00%, 05/11/37(d)	155	87,886
3.75%, 09/13/27	1,180	1,172,980
3.75%, 05/08/28	1,433	1,417,662
3.75%, 07/29/30	360	350,187
4.13%, 06/14/28	2,935	2,920,362
4.25%, 02/01/29	2,860	2,846,037
4.88%, 10/04/30	4,572	4,627,340
		13,422,454
Uruguay — 0.1%
Oriental Republic of Uruguay, 5.25%, 09/10/60	3,760	3,305,843
Uruguay Government International Bonds
4.13%, 11/20/45	2,817	2,334,291
4.38%, 10/27/27	9,380	9,360,830
4.38%, 01/23/31	12,151	12,048,297
4.98%, 04/20/55	11,466	9,799,840
5.10%, 06/18/50	17,092	15,174,311
5.44%, 02/14/37	11,130	11,101,756
5.75%, 10/28/34	11,775	12,082,582
Security	Par (000)	Value
Uruguay (continued)
7.63%, 03/21/36	$5,166	$5,935,821
		81,143,571
Total Foreign Government Obligations — 2.3% (Cost: $3,415,833,697)		3,222,304,485
Municipal Debt Obligations
Arizona — 0.0%
Salt River Project Agricultural Improvement & Power District, RB, BAB, 4.84%, 01/01/41	1,875	1,762,735
California — 0.1%
Alameda County Joint Powers Authority, RB, BAB, Series A, 7.05%, 12/01/44(b)	1,500	1,625,890
Bay Area Toll Authority, RB, 3.13%, 04/01/55(b)	470	298,413
Bay Area Toll Authority, RB, BAB
Series F-2, 6.26%, 04/01/49	4,735	4,790,818
Series S-1, 7.04%, 04/01/50(b)	3,218	3,507,959
Series S-3, 6.91%, 10/01/50(b)	3,205	3,440,105
California Health Facilities Financing Authority, RB
4.19%, 06/01/37	325	297,458
4.35%, 06/01/41(b)	1,905	1,696,197
California State University, RB
Class B, 2.72%, 11/01/52(b)	910	572,766
Class B, 2.94%, 11/01/52(b)	1,000	645,093
Class B, 2.98%, 11/01/51	3,315	2,123,378
5.18%, 11/01/53	2,535	2,319,104
Series E, 2.90%, 11/01/51	1,895	1,287,861
City of Los Angeles Department of Airports Customer Facility Charge Revenue, RB, Class A, 4.24%, 05/15/48 (AGM)	455	378,928
Foothill-Eastern Transportation Corridor Agency, RB
3.92%, 01/15/53	1,025	758,766
Series A, 4.09%, 01/15/49	2,040	1,589,757
Golden State Tobacco Securitization Corp., RB
3.12%, 06/01/38 (SAP)	2,250	1,809,618
3.49%, 06/01/36	230	192,483
3.71%, 06/01/41	830	625,843
4.21%, 06/01/50	1,535	1,041,691
Los Angeles Community College District California, GO, BAB, 6.75%, 08/01/49(b)	1,100	1,160,305
Los Angeles County Public Works Financing Authority, RB, BAB, 7.62%, 08/01/40	1,150	1,312,838
Los Angeles Department of Water & Power, RB, BAB
Series A, 6.60%, 07/01/50(b)	385	398,837
Series D, 6.57%, 07/01/45(b)	5,325	5,485,014
Regents of the University of California Medical Center Pooled Revenue, RB
3.01%, 05/15/50	1,400	883,266
3.71%, 05/15/20	2,600	1,535,532
4.13%, 05/15/32	1,550	1,491,709
4.56%, 05/15/53(b)	895	734,951
Series N, 3.26%, 05/15/60	1,835	1,101,277
Regents of the University of California Medical Center Pooled Revenue, RB, BAB
Series H, Class H, 6.55%, 05/15/48	4,575	4,750,639
Series F, 6.58%, 05/15/49	3,015	3,151,443
175
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
California (continued)
San Diego County Regional Transportation Commission, RB, BAB, 5.91%, 04/01/48	$1,905	$1,866,042
San Diego County Water Authority, RB, BAB, Series B, Class B, 6.14%, 05/01/49(b)	2,325	2,311,220
San Francisco City & County Public Utilities Commission Wastewater Revenue, RB
Class A, 4.66%, 10/01/27	1,920	1,924,342
4.66%, 10/01/31	3,300	3,283,784
San Joaquin Hills Transportation Corridor Agency, RB, Class B, 3.49%, 01/15/50	1,600	1,171,668
State of California, GO
1.70%, 02/01/28	140	134,898
2.50%, 10/01/29	6,000	5,638,392
3.50%, 04/01/28(b)	910	897,039
4.50%, 08/01/29	1,350	1,346,383
4.50%, 04/01/33	2,115	2,065,826
4.60%, 04/01/38	2,170	2,177,045
5.10%, 09/01/35	2,250	2,246,482
5.13%, 09/01/29	1,700	1,724,332
5.13%, 03/01/38	1,000	981,255
5.15%, 09/01/34	5,000	5,033,382
5.20%, 03/01/43	3,790	3,620,070
5.75%, 10/01/31	1,400	1,461,329
5.88%, 10/01/41	5,000	5,112,626
Series A, Class A, 3.05%, 04/01/29	1,110	1,068,817
State of California, GO, BAB
7.30%, 10/01/39(b)	5,220	5,811,562
7.35%, 11/01/39	3,130	3,500,141
7.50%, 04/01/34	8,325	9,294,412
7.55%, 04/01/39(b)	12,470	14,371,868
7.60%, 11/01/40	7,575	8,806,469
7.63%, 03/01/40	6,850	7,856,712
University of California, RB
Series AD, 4.86%, 05/15/12	3,285	2,581,524
Series AQ, 4.77%, 05/15/15	835	643,807
Series BD, 3.35%, 07/01/29	4,730	4,572,472
Series BG, 1.61%, 05/15/30	2,990	2,682,598
Series BG, 3.07%, 05/15/51	3,110	1,951,243
		157,145,679
Colorado — 0.0%
Regional Transportation District Sales Tax Revenue, RB, BAB, Series B, 5.84%, 11/01/50	700	676,359
Connecticut — 0.0%
State of Connecticut, GO, Series A, Class A, 5.85%, 03/15/32	4,765	4,938,727
District of Columbia — 0.0%
District of Columbia Water & Sewer Authority, RB, 4.81%, 10/01/14(b)	1,690	1,331,524
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, RB, BAB, 7.46%, 10/01/46	1,300	1,502,112
		2,833,636
Florida — 0.0%
County of Broward Airport System Revenue, RB, 3.48%, 10/01/43	250	202,951
County of Miami-Dade Aviation Revenue, RB, Series C, 4.28%, 10/01/41	985	870,648
Security	Par (000)	Value
Florida (continued)
County of Miami-Dade Seaport Department, RB, 6.22%, 11/01/55	$245	$248,054
County of Miami-Dade Transit System, RB, Series B, 2.60%, 07/01/42(b)	1,300	960,705
State Board of Administration Finance Corp., RB
2.15%, 07/01/30	5,902	5,358,755
Class A, 5.53%, 07/01/34	4,980	5,078,054
		12,719,167
Georgia — 0.0%
Municipal Electric Authority of Georgia, RB, BAB
Project J, Series 2010-A, 6.64%, 04/01/57	3,638	3,764,572
Project M, Series 2010-A, 6.66%, 04/01/57	3,185	3,288,348
Project P, Series 2010-A, 7.06%, 04/01/57	3,272	3,528,240
		10,581,160
Hawaii — 0.0%
State of Hawaii, GO, 4.21%, 04/01/31	2,095	2,058,548
Idaho — 0.0%
Idaho Energy Resources Authority, RB, 2.86%, 09/01/46(b)	580	388,457
Illinois — 0.1%
Chicago O'Hare International Airport, RB
Series C, Class C, 4.47%, 01/01/49(b)	1,050	868,901
Series C, Class C, 4.57%, 01/01/54(b)	2,450	1,986,476
Chicago O'Hare International Airport, RB, BAB, Series B, Class B, 6.40%, 01/01/40	1,100	1,159,933
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue, RB
Series A, Class A, 6.90%, 12/01/40	4,008	4,359,601
Series B, Class B, 6.90%, 12/01/40(b)	4,442	4,832,733
City of Chicago Illinois, GO, 5.88%, 01/01/31	720	721,753
Illinois State Toll Highway Authority, RB, BAB, Series A, 6.18%, 01/01/34	1,820	1,886,058
Sales Tax Securitization Corp., RB
3.24%, 01/01/42	5,125	4,098,631
3.82%, 01/01/48	135	104,037
4.79%, 01/01/48	2,380	2,105,003
State of Illinois, GO, 5.10%, 06/01/33	26,252	26,212,799
State of Illinois, GO, BAB, Series 5, 7.35%, 07/01/35	2,507	2,664,871
		51,000,796
Indiana — 0.0%
Indiana Finance Authority, RB, 3.05%, 01/01/51(b)	645	452,185
Kansas — 0.0%
Kansas Development Finance Authority, RB, 2.77%, 05/01/51	605	407,450
Louisiana — 0.0%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB
4.15%, 02/01/33	2,280	2,246,969
4.28%, 02/01/36	1,560	1,503,889
4.48%, 08/01/39	4,415	4,148,101
5.05%, 12/01/34	1,705	1,710,705
Schedule of Investments
176

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Louisiana (continued)
5.20%, 12/01/39	$3,975	$3,945,663
		13,555,327
Maryland — 0.0%
Maryland Economic Development Corp., RB
5.43%, 05/31/56	2,785	2,583,023
5.94%, 05/31/57	1,370	1,353,584
Maryland Health & Higher Educational Facilities Authority, RB, Class D, 3.05%, 07/01/40	2,500	1,890,003
		5,826,610
Massachusetts — 0.0%
Commonwealth of Massachusetts Transportation Fund Revenue, RB, BAB, Series A, 5.73%, 06/01/40	2,435	2,438,792
Commonwealth of Massachusetts, GOL, 2.90%, 09/01/49(b)	2,675	1,742,142
Commonwealth of Massachusetts, GOL, BAB
4.91%, 05/01/29(b)	1,950	1,947,755
Series E, 5.46%, 12/01/39	3,700	3,666,943
Commonwealth of Massachusetts, RB, 3.77%, 07/15/29	2,900	2,847,422
Massachusetts School Building Authority, RB, BAB, Series B, 5.72%, 08/15/39	1,060	1,069,807
		13,712,861
Michigan — 0.0%
Michigan Finance Authority, RB
3.08%, 12/01/34	2,110	1,871,132
3.38%, 12/01/40	845	687,046
Michigan State University, RB, 4.17%, 08/15/22(b)	4,035	2,753,387
Michigan Strategic Fund, RB, 3.23%, 09/01/47(b)	460	339,621
University of Michigan, RB
2.56%, 04/01/50	3,000	1,795,270
Class A, 3.50%, 04/01/52	614	433,182
Class B, 3.50%, 04/01/52	475	335,117
Class C, 3.60%, 04/01/47(b)	1,800	1,452,722
Class A, 4.45%, 04/01/22	5,580	4,199,088
Series B, 2.44%, 04/01/40	2,862	2,086,602
		15,953,167
Minnesota — 0.0%
University of Minnesota, RB, 4.05%, 04/01/52	1,924	1,475,324
Mississippi — 0.0%
State of Mississippi, GO, BAB, Series F, 5.25%, 11/01/34	1,000	1,001,174
Missouri — 0.0%
Health & Educational Facilities Authority of the State of Missouri, RB, Series A, Class A, 3.65%, 08/15/57	4,730	3,257,027
Nebraska — 0.0%
University of Nebraska Facilities Corp. (The), RB, Series A, Class A, 3.04%, 10/01/49	2,000	1,375,302
Nevada — 0.0%
County of Clark Department of Aviation, RB, BAB, Series C, 6.82%, 07/01/45(b)	850	908,915
Security	Par (000)	Value
New Jersey — 0.0%
New Jersey Economic Development Authority, RB, Series A, Class A, 7.43%, 02/15/29 (NPFGC)	$4,351	$4,475,374
New Jersey Transportation Trust Fund Authority, RB, BAB, Series B, 6.56%, 12/15/40	2,650	2,829,233
New Jersey Turnpike Authority, RB, BAB
Series A, 7.10%, 01/01/41	6,292	6,975,697
Series F, 7.41%, 01/01/40	6,979	7,981,049
Rutgers The State University of New Jersey, RB
3.27%, 05/01/43	1,000	788,293
Series P, 3.92%, 05/01/19(b)	1,475	934,621
Rutgers The State University of New Jersey, RB, BAB, Class H, 5.67%, 05/01/40	900	897,309
		24,881,576
New York — 0.1%
City of New York, GO
5.11%, 10/01/54(b)	3,775	3,311,961
5.26%, 10/01/44	4,200	3,902,437
5.26%, 10/01/52	500	449,265
5.37%, 10/01/51(b)	1,750	1,606,942
5.56%, 10/01/45	1,035	998,944
5.65%, 02/01/46	1,285	1,238,296
5.80%, 02/01/52	4,365	4,237,293
5.83%, 10/01/53(b)	5,500	5,369,751
5.94%, 02/01/55(b)	130	127,863
6.29%, 02/01/45	300	307,364
6.39%, 02/01/55	1,015	1,036,836
City of New York, GO, BAB
Series C-1, 5.52%, 10/01/37(b)	3,000	2,959,971
Series F1, 6.27%, 12/01/37	2,755	2,849,486
Empire State Development Corp., RB, BAB, 5.77%, 03/15/39	4,025	4,057,014
Metropolitan Transportation Authority Dedicated Tax Fund, RB, BAB, 7.34%, 11/15/39	3,870	4,337,955
Metropolitan Transportation Authority, RB, BAB, Series 2010-A, 6.67%, 11/15/39	50	52,473
New York City Municipal Water Finance Authority, RB
5.88%, 06/15/44(b)	3,200	3,133,136
5.95%, 06/15/42	3,000	2,994,481
New York City Municipal Water Finance Authority, RB, BAB
5.44%, 06/15/43	1,385	1,297,638
5.72%, 06/15/42	3,145	3,061,229
6.01%, 06/15/42	1,860	1,868,882
New York State Dormitory Authority, RB
5.23%, 07/01/35	4,250	4,251,887
5.83%, 07/01/55	2,500	2,474,147
New York State Dormitory Authority, RB, BAB, Series F, 5.63%, 03/15/39	2,495	2,497,716
Port Authority of New York & New Jersey, RB
3.14%, 02/15/51	1,145	804,859
3.29%, 08/01/69	1,300	780,424
4.03%, 09/01/48(b)	1,440	1,148,604
4.23%, 10/15/57	865	674,794
5.07%, 07/15/53	2,820	2,558,919
Series 164, 5.65%, 11/01/40	6,255	6,430,467
Series 165, 5.65%, 11/01/40	1,795	1,845,354
177
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
New York (continued)
Series 168, 4.93%, 10/01/51	$4,165	$3,704,727
Series 174, 4.46%, 10/01/62	6,585	5,240,767
Series 181, 4.96%, 08/01/46(b)	2,000	1,842,269
Series 182, 5.31%, 08/01/46	1,000	950,393
Series 192, 4.81%, 10/15/65(b)	4,235	3,611,126
Series 225, 3.18%, 07/15/60	675	411,058
United Nations Development Corp., RB, 6.54%, 08/01/55	765	790,354
		89,217,082
North Carolina — 0.0%
Charlotte-Mecklenburg Hospital Authority (The), RB, 3.20%, 01/15/51	1,100	713,684
Ohio — 0.0%
American Municipal Power, Inc., RB, Series B, 8.08%, 02/15/50	6,075	7,312,978
JobsOhio Beverage System, RB
2.83%, 01/01/38 (ETM)	1,915	1,572,520
4.53%, 01/01/35	2,190	2,144,451
Ohio State University (The), RB, Series A, 4.80%, 06/01/11	350	275,385
Ohio Turnpike & Infrastructure Commission, RB, Series A, Class A, 3.22%, 02/15/48	1,775	1,243,045
		12,548,379
Oklahoma — 0.0%
Oklahoma Development Finance Authority, RB
4.38%, 11/01/45	3,690	3,375,664
4.62%, 06/01/44	1,655	1,542,082
4.71%, 05/01/52(b)	3,280	2,903,215
5.09%, 02/01/52(b)	3,680	3,345,219
		11,166,180
Oregon — 0.0%
Oregon School Boards Association, GOL, Series B, 5.68%, 06/30/28 (NPFGC)	465	469,526
Oregon State University, RB, 3.42%, 03/01/60 (BAM)	1,100	722,096
		1,191,622
Pennsylvania — 0.0%
Commonwealth Financing Authority, RB
Class A, 2.99%, 06/01/42	1,130	829,650
Class A, 3.86%, 06/01/38(b)	4,200	3,769,627
Series A, 4.14%, 06/01/38	50	45,526
Pennsylvania Economic Development Financing Authority, RB, 5.69%, 06/01/54	2,665	2,573,115
Pennsylvania State University (The), RB
2.79%, 09/01/43	1,750	1,291,411
2.84%, 09/01/50	975	628,378
Pennsylvania Turnpike Commission, RB, BAB, Series B, Class B, 5.51%, 12/01/45	1,000	969,179
University of Pittsburgh-of the Commonwealth System of Higher Education, RB, 3.56%, 09/15/19(b)	2,000	1,179,665
		11,286,551
South Carolina — 0.0%
South Carolina Public Service Authority, RB, BAB, Series C, 6.45%, 01/01/50	1,000	1,018,386
Security	Par (000)	Value
Texas — 0.1%
Board of Regents of the University of Texas System, RB, Series B, Class B, 2.44%, 08/15/49	$765	$441,747
Board of Regents of the University of Texas System, RB, BAB, Series C, 4.79%, 08/15/46(b)	2,400	2,247,224
City of San Antonio Electric & Gas Systems Revenue, RB
5.47%, 02/01/45	5,415	5,310,812
5.57%, 02/01/50(b)	1,185	1,146,331
City of San Antonio Electric & Gas Systems Revenue, RB, BAB, 5.81%, 02/01/41	1,875	1,885,673
Dallas Area Rapid Transit, RB, Class A, 2.61%, 12/01/48	2,895	1,898,441
Dallas Area Rapid Transit, RB, BAB
5.02%, 12/01/48	3,250	2,838,224
Series B, 6.00%, 12/01/44	400	398,950
Dallas Convention Center Hotel Development Corp., RB, BAB, 7.09%, 01/01/42	685	736,965
Dallas County Hospital District, GOL, BAB, Series C, Class C, 5.62%, 08/15/44	1,250	1,231,268
Dallas Fort Worth International Airport, RB
2.84%, 11/01/46	1,720	1,209,624
Class A, 2.99%, 11/01/38	1,200	1,014,809
Class A, 4.09%, 11/01/51(b)	1,245	980,002
Class A, 4.51%, 11/01/51	4,505	3,750,085
Series A, Class A, 3.14%, 11/01/45	1,405	1,032,911
Series C, Class C, 2.92%, 11/01/50(b)	2,670	1,799,475
Series C, Class C, 3.09%, 11/01/40(b)	340	267,348
Dallas Independent School District, GO, BAB, Series C, 6.45%, 02/15/35 (PSF)	400	400,890
Grand Parkway Transportation Corp., RB, 3.24%, 10/01/52	4,805	3,168,860
North Texas Tollway Authority, RB, BAB, Series B, Class B, 6.72%, 01/01/49(b)	4,120	4,350,168
Permanent University Fund - Texas A&M University System, RB, Series B, Class B, 3.66%, 07/01/47	2,000	1,587,323
Permanent University Fund - University of Texas System, RB, Series A, 3.38%, 07/01/47	2,125	1,541,350
State of Texas, GO, BAB
5.52%, 04/01/39	4,968	4,924,547
Series A, Class A, 4.68%, 04/01/40(b)	2,550	2,396,598
Texas Department of Transportation State Highway Fund, RB, First Class, 5.18%, 04/01/30	5,115	5,144,933
Texas Natural Gas Securitization Finance Corp., RB
5.10%, 04/01/35(b)	6,717	6,775,742
5.17%, 04/01/41	6,200	6,104,898
Texas Private Activity Bond Surface Transportation Corp., RB, Series B, Class B, 3.92%, 12/31/49	3,350	2,578,672
Texas Transportation Commission, GO, 2.47%, 10/01/44	2,505	1,684,196
		68,848,066
Virginia — 0.0%
University of Virginia, RB
2.26%, 09/01/50	2,980	1,671,488
2.58%, 11/01/51(b)	2,915	1,716,744
Schedule of Investments
178

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Virginia (continued)
Series A, 3.23%, 09/01/19(b)	$790	$428,244
Series C, 4.18%, 09/01/17	840	590,923
Williamsburg Economic Development Authority, RB, 4.96%, 11/01/35	720	701,599
		5,108,998
Washington — 0.0%
Central Puget Sound Regional Transit Authority, RB, BAB, 5.49%, 11/01/39	1,200	1,182,088
Total Municipal Debt Obligations — 0.4% (Cost: $608,833,983)		529,193,218
U.S. Government & Agency Obligations
Mortgage-Backed Securities — 23.6%
Federal Home Loan Mortgage Corp.
2.50%, 10/01/27	14	13,820
2.50%, 02/01/28	184	180,697
2.50%, 01/01/30	3,387	3,296,565
2.50%, 03/01/31	39	37,786
2.50%, 08/01/31	1,260	1,212,982
2.50%, 10/01/31	2,997	2,876,101
2.50%, 11/01/31	18	17,566
2.50%, 12/01/31	4,797	4,597,678
2.50%, 02/01/32	5,831	5,590,821
2.50%, 08/01/32	71	67,703
2.50%, 01/01/33	5,096	4,846,488
2.50%, 02/01/33	14	12,952
2.50%, 04/01/33	679	640,983
3.00%, 11/01/26	5	5,539
3.00%, 01/01/27	4	3,836
3.00%, 02/01/27	12	12,072
3.00%, 04/01/27	14	13,320
3.00%, 05/01/27	113	112,271
3.00%, 06/01/27	133	132,983
3.00%, 07/01/27	11	10,996
3.00%, 08/01/27	15	14,650
3.00%, 09/01/27	94	93,395
3.00%, 11/01/27	22	22,302
3.00%, 12/01/27	25	24,800
3.00%, 01/01/28	4	4,385
3.00%, 11/01/28	29	28,807
3.00%, 01/01/29	32	32,204
3.00%, 03/01/29	157	154,862
3.00%, 05/01/29	4,683	4,616,450
3.00%, 05/01/30	1,345	1,314,626
3.00%, 06/01/30	600	588,002
3.00%, 07/01/30	1,754	1,714,618
3.00%, 12/01/30	3,749	3,655,649
3.00%, 02/01/31	1,372	1,335,652
3.00%, 05/01/31	2,892	2,810,200
3.00%, 06/01/31	2,025	1,966,467
3.00%, 08/01/31	17	16,298
3.00%, 12/01/31	12	11,401
3.00%, 02/01/32	36	35,221
3.00%, 07/01/32	3,442	3,317,701
3.00%, 09/01/32	4	4,124
3.00%, 02/01/33	8	7,289
3.00%, 05/01/33	863	824,289
3.00%, 06/01/42	330	296,291
3.00%, 10/01/42	150	134,546
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.00%, 01/01/43	$344	$308,673
3.00%, 02/01/43	8,872	7,985,359
3.00%, 12/01/44	26	23,104
3.00%, 04/01/45	211	186,691
3.00%, 08/01/45	136	120,078
3.00%, 12/01/45	11	9,412
3.00%, 01/01/46	832	735,421
3.00%, 02/01/46	90	79,974
3.00%, 07/01/46	1,468	1,290,642
3.00%, 08/01/46	31,870	28,011,032
3.00%, 09/01/46	12,512	11,112,347
3.00%, 10/01/46	24,007	21,114,999
3.00%, 11/01/46	18,533	16,289,703
3.00%, 12/01/46	42,941	37,742,072
3.00%, 01/01/47	10,017	8,804,113
3.00%, 02/01/47	21,633	19,013,680
3.00%, 03/01/47	109	95,562
3.00%, 04/01/47	278	244,712
3.00%, 05/01/47	16,122	14,185,446
3.00%, 06/01/47	17,934	15,477,161
3.00%, 08/01/47	2,264	1,989,858
3.00%, 09/01/47	500	441,712
3.00%, 10/01/47	5,572	4,897,533
3.00%, 11/01/47	9	7,968
3.00%, 01/01/48	13	10,980
3.00%, 11/01/48	784	681,883
3.00%, 03/01/49	171	147,883
3.00%, 05/01/49	199	173,822
3.00%, 06/01/49	128	111,092
3.50%, 03/01/32	305	297,732
3.50%, 05/01/32	880	858,326
3.50%, 09/01/32	712	693,819
3.50%, 06/01/33	71	68,628
3.50%, 07/01/33	3,015	2,919,184
3.50%, 11/01/33	9	8,469
3.50%, 06/01/34	2,688	2,583,077
3.50%, 03/01/38	2,378	2,252,815
3.50%, 06/01/38	632	596,838
3.50%, 09/01/38	395	374,614
3.50%, 02/01/42	43	39,600
3.50%, 05/01/42	4	3,729
3.50%, 09/01/42	6	5,982
3.50%, 10/01/42	5,304	4,903,716
3.50%, 11/01/42	404	373,556
3.50%, 01/01/43	7	6,424
3.50%, 04/01/43	2,743	2,526,365
3.50%, 06/01/43	540	498,055
3.50%, 07/01/43	933	859,342
3.50%, 08/01/43	3,373	3,107,552
3.50%, 10/01/43	713	658,209
3.50%, 01/01/44	8,699	8,039,612
3.50%, 02/01/44	4,389	4,051,803
3.50%, 09/01/44	3,432	3,158,123
3.50%, 10/01/44	5,156	4,728,060
3.50%, 11/01/44	77	70,524
3.50%, 12/01/45	7,221	6,553,227
3.50%, 01/01/46	144	130,671
3.50%, 03/01/46	18,109	16,502,502
3.50%, 05/01/46	2,437	2,215,128
3.50%, 06/01/46	73	66,054
3.50%, 07/01/46	3,260	2,962,650
179
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.50%, 08/01/46	$2,402	$2,187,144
3.50%, 09/01/46	3,688	3,350,446
3.50%, 10/01/46	791	719,999
3.50%, 11/01/46	552	501,701
3.50%, 12/01/46	2,858	2,591,982
3.50%, 01/01/47	1,488	1,350,780
3.50%, 02/01/47	3,866	3,511,236
3.50%, 03/01/47	2,436	2,211,548
3.50%, 04/01/47	5,505	4,979,551
3.50%, 05/01/47	1,092	988,526
3.50%, 07/01/47	4,575	4,139,465
3.50%, 08/01/47	13,195	12,032,102
3.50%, 09/01/47	17,885	16,207,132
3.50%, 12/01/47	2,939	2,657,746
3.50%, 01/01/48	13,112	11,920,505
3.50%, 02/01/48	14,919	13,483,267
3.50%, 03/01/48	6,129	5,536,564
3.50%, 04/01/48	1,382	1,255,998
3.50%, 05/01/48	6,747	6,093,945
3.50%, 04/01/49	887	801,213
3.50%, 05/01/49	2,664	2,399,910
3.50%, 06/01/49	1,315	1,188,027
4.00%, 12/01/32	755	740,556
4.00%, 05/01/33	1,030	1,010,745
4.00%, 09/01/41	1,796	1,704,367
4.00%, 02/01/42	1,626	1,543,184
4.00%, 03/01/42	373	354,084
4.00%, 06/01/42	2,265	2,149,959
4.00%, 08/01/42	1,043	989,692
4.00%, 07/01/44	2,529	2,390,973
4.00%, 01/01/45	692	652,193
4.00%, 02/01/45	927	874,629
4.00%, 06/01/45	1,518	1,426,823
4.00%, 08/01/45	2,631	2,472,859
4.00%, 09/01/45	4,159	3,909,125
4.00%, 01/01/46	1,010	949,000
4.00%, 02/01/46	134	125,570
4.00%, 03/01/46	273	255,066
4.00%, 05/01/46	2,433	2,273,517
4.00%, 06/01/46	50	46,196
4.00%, 07/01/46	2,166	2,040,257
4.00%, 08/01/46	74	69,739
4.00%, 10/01/46	1,998	1,877,702
4.00%, 11/01/46	5,691	5,318,317
4.00%, 02/01/47	2,438	2,278,229
4.00%, 08/01/47	182	169,088
4.00%, 10/01/47	535	498,303
4.00%, 11/01/47	980	913,055
4.00%, 01/01/48	3,857	3,591,553
4.00%, 02/01/48	5,836	5,440,798
4.00%, 04/01/48	96	88,531
4.00%, 06/01/48	10,481	9,787,291
4.00%, 07/01/48	9,838	9,148,726
4.00%, 08/01/48	1,287	1,197,011
4.00%, 09/01/48	2,585	2,403,785
4.00%, 10/01/48	1,414	1,316,484
4.00%, 12/01/48	6,471	6,020,975
4.00%, 01/01/49	1,147	1,067,548
4.50%, 08/01/30	382	380,669
4.50%, 03/01/39	562	550,335
4.50%, 05/01/39	756	739,864
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.50%, 10/01/39	$449	$440,078
4.50%, 01/01/40	148	145,212
4.50%, 02/01/41	892	870,484
4.50%, 04/01/41	31	30,252
4.50%, 05/01/41	2,446	2,389,552
4.50%, 05/01/42	2,435	2,379,262
4.50%, 01/01/45	1,837	1,778,484
4.50%, 11/01/45	156	149,677
4.50%, 12/01/45	85	82,470
4.50%, 01/01/46	2,997	2,900,641
4.50%, 03/01/46	158	152,303
4.50%, 04/01/46	370	356,892
4.50%, 05/01/46	265	255,493
4.50%, 07/01/46	41	39,863
4.50%, 08/01/46	221	212,896
4.50%, 09/01/46	1,786	1,724,152
4.50%, 05/01/47	1,491	1,430,053
4.50%, 06/01/47	819	784,808
4.50%, 11/01/47	92	88,116
4.50%, 05/01/48	4,837	4,642,827
4.50%, 06/01/48	4,035	3,873,194
4.50%, 07/01/48	2,640	2,534,686
4.50%, 09/01/48	134	128,438
4.50%, 10/01/48	5,221	5,013,897
4.50%, 11/01/48	26	24,703
4.50%, 12/01/48	4,144	3,977,347
4.50%, 01/01/49	1,137	1,091,209
4.50%, 05/01/49	10	9,157
5.00%, 04/01/33	1,365	1,366,701
5.00%, 06/01/33	167	167,199
5.00%, 12/01/33	330	329,956
5.00%, 07/01/35	694	694,691
5.00%, 01/01/36	358	357,465
5.00%, 01/01/37	41	41,077
5.00%, 02/01/37	41	41,402
5.00%, 02/01/38	216	216,219
5.00%, 03/01/38	1,735	1,735,593
5.00%, 12/01/38	199	198,443
5.00%, 03/01/40	50	50,382
5.00%, 08/01/40	250	249,676
5.00%, 09/01/40	1,098	1,096,056
5.00%, 08/01/41	326	324,421
5.00%, 09/01/47	198	196,107
5.00%, 03/01/48	166	163,220
5.00%, 04/01/48	3,119	3,074,742
5.00%, 05/01/48	979	965,105
5.00%, 07/01/48	618	609,704
5.00%, 10/01/48	534	526,203
5.00%, 11/01/48	514	508,600
5.00%, 04/01/49	343	338,118
5.00%, 06/01/49	262	258,274
5.50%, 02/01/34	470	475,871
5.50%, 05/01/35	547	555,938
5.50%, 06/01/35	300	305,164
5.50%, 05/01/36	385	391,994
5.50%, 07/01/36	674	685,472
5.50%, 03/01/38	731	745,383
5.50%, 04/01/38	111	112,901
5.50%, 01/01/39	310	314,645
5.50%, 11/01/39	336	341,831
5.95%, 05/01/42, (RFUCCT1Y + 1.81%)(a)	138	143,589
Schedule of Investments
180

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
6.00%, 10/01/36	$312	$319,071
6.00%, 02/01/37	277	286,247
6.00%, 11/01/37	1,145	1,185,515
6.00%, 09/01/38	17	17,853
6.05%, 12/01/38, (RFUCCT1Y + 1.75%)(a)	266	272,917
6.14%, 08/01/41, (RFUCCT1Y + 1.62%)(a)	80	82,459
6.15%, 11/01/40, (RFUCCT1Y + 1.78%)(a)	4	4,074
6.26%, 11/01/41, (RFUCCT1Y + 1.90%)(a)	118	121,065
6.40%, 11/01/40, (RFUCCT1Y + 1.90%)(a)	72	74,252
6.43%, 11/01/40, (RFUCCT1Y + 1.91%)(a)	99	101,850
6.63%, 09/01/41, (RFUCCT1Y + 1.88%)(a)	193	199,873
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.03%, 09/25/28	3,000	2,849,574
Class A2, 2.92%, 06/25/32	23,000	20,802,578
Series K069, Class A2, 3.19%, 09/25/27(a)	6,848	6,753,001
Series K070, Class A2, 3.30%, 11/25/27(a)	2,000	1,972,645
Series K072, Class A2, 3.44%, 12/25/27	16,544	16,321,704
Series K074, Class A2, 3.60%, 01/25/28	9,840	9,711,503
Series K076, Class A2, 3.90%, 04/25/28	5,000	4,945,834
Series K081, Class A2, 3.90%, 08/25/28(a)	14,091	13,885,405
Series K085, Class A2, 4.06%, 10/25/28(a)	23,000	22,700,525
Series K086, Class A2, 3.86%, 11/25/28(a)	17,500	17,193,997
Series K088, Class A2, 3.69%, 01/25/29	4,126	4,035,079
Series K089, Class A2, 3.56%, 01/25/29	10,000	9,747,658
Series K092, Class A2, 3.30%, 04/25/29	414	399,774
Series K098, Class A2, 2.43%, 08/25/29	20,000	18,783,051
Series K100, Class A2, 2.67%, 09/25/29	27,650	26,075,186
Series K101, Class A2, 2.52%, 10/25/29	31,000	29,072,564
Series K105, Class A2, 1.87%, 01/25/30	4,775	4,360,522
Series K108, Class A2, 1.52%, 03/25/30	3,000	2,702,149
Series K110, Class A2, 1.48%, 04/25/30	13,200	11,839,946
Series K111, Class A2, 1.35%, 05/25/30	5,000	4,443,926
Series K114, Class A2, 1.37%, 06/25/30	7,000	6,191,318
Series K117, Class A2, 1.41%, 08/25/30	20,000	17,643,932
Series K118, Class A2, 1.49%, 09/25/30	2,100	1,854,667
Series K120, Class A2, 1.50%, 10/25/30	1,150	1,011,754
Series K124, Class A2, 1.66%, 12/25/30	3,435	3,027,242
Series K126, Class A2, 2.07%, 01/25/31	19,440	17,427,748
Series K128, Class A2, 2.02%, 03/25/31	5,500	4,909,249
Series K130, Class A2, 1.72%, 06/25/31	7,000	6,115,882
Series K135, CLASS A2, 2.15%, 10/25/31(a)	4,670	4,118,449
Series K1510, Class A3, 3.79%, 01/25/34	20,000	18,622,908
Series K-1512, Class A2, 2.99%, 05/25/31	10,960	10,166,422
Series K-1512, Class A3, 3.06%, 04/25/34	16,190	14,285,619
Series K-1514, Class A2, 2.86%, 10/25/34	13,000	11,183,954
Series K152, Class A2, 3.08%, 01/25/31	5,000	4,681,301
Series K-1520, Class A2, 2.44%, 02/25/36	7,564	6,102,339
Series K154, Class A2, 3.42%, 04/25/32	2,000	1,928,575
Series K739, Class A2, 1.34%, 09/25/27	24,507	23,897,301
Federal National Mortgage Association
3.00%, 02/01/47	6,243	5,578,152
3.00%, 03/01/47	5,640	4,910,552
3.50%, 11/01/51	4,430	4,061,838
4.00%, 02/01/47	6,664	6,315,932
4.00%, 01/01/57	5,079	4,700,842
4.00%, 02/01/57	5,668	5,245,746
5.84%, 04/01/44, (RFUCCT1Y + 1.59%)(a)	123	126,230
5.95%, 02/01/42, (RFUCCT1Y + 1.81%)(a)	50	51,402
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
6.36%, 08/01/41, (RFUCCT1Y + 1.75%)(a)	$81	$83,344
6.53%, 10/01/41, (RFUCCT1Y + 1.82%)(a)	244	253,528
Series 2017-M8, Class A2, 3.06%, 05/25/27(a)	6,221	6,165,293
Series 2018-M10, Class A2, 3.47%, 07/25/28(a)	2,656	2,605,945
Series 2018-M12, Class A2, 3.78%, 08/25/30(a)	11,003	10,606,033
Series 2018-M13, Class A2, 3.89%, 09/25/30(a)	6,532	6,317,688
Series 2018-M2, Class A2, 3.03%, 01/25/28(a)	7,093	6,961,161
Series 2019-M2, Class A2, 3.75%, 11/25/28(a)	4,211	4,128,202
Series 2019-M22, Class A2, 2.52%, 08/25/29	19,716	18,613,205
Series 2019-M5, Class A2, 3.27%, 02/25/29	13,046	12,664,530
Series 2019-M9, Class A2, 2.94%, 06/25/29	2,799	2,693,811
Series 2021-M13, Class A2, 1.65%, 04/25/31(a)	17,050	14,845,699
Series 2021-M17, Class A2, 1.71%, 07/25/31(a)	20,500	17,945,637
Series 2022-M1, Class A2, 1.72%, 10/25/31(a)	29,670	25,494,208
Government National Mortgage Association
1.50%, 10/20/51	3,560	2,726,524
2.00%, 07/20/50	4,128	3,311,939
2.00%, 08/20/50	59,740	47,934,585
2.00%, 09/20/50	9,280	7,446,011
2.00%, 10/20/50	40,695	32,653,230
2.00%, 11/20/50	33,195	26,635,653
2.00%, 12/20/50	60,002	48,219,326
2.00%, 01/20/51	24,726	19,858,294
2.00%, 02/20/51	175,217	140,712,264
2.00%, 05/20/51	2,406	1,930,899
2.00%, 06/20/51	5,481	4,397,775
2.00%, 08/20/51	97,985	78,626,431
2.00%, 10/20/51	69,416	55,701,181
2.00%, 11/20/51	54,366	43,624,934
2.00%, 12/20/51	180,269	144,653,470
2.00%, 01/20/52	104,720	84,030,683
2.00%, 02/20/52	96,596	77,508,456
2.00%, 03/20/52	155,559	124,819,652
2.00%, 04/20/52	36,655	29,411,545
2.00%, 06/20/52	29,077	23,331,039
2.00%, 09/21/56(i)	1,243	996,104
2.50%, 02/15/28	10	9,525
2.50%, 10/20/31	32	30,402
2.50%, 05/20/45	2,256	1,931,142
2.50%, 11/20/46	313	268,267
2.50%, 12/20/46	9,890	8,464,542
2.50%, 01/20/47	4,577	3,917,076
2.50%, 06/20/50	11,979	10,035,395
2.50%, 08/20/50	13,456	11,225,756
2.50%, 09/20/50	30,415	25,374,059
2.50%, 01/20/51	62,597	52,421,486
2.50%, 02/20/51	104,845	87,715,868
2.50%, 04/20/51	3,317	2,774,795
2.50%, 05/20/51	216,836	181,410,663
181
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
2.50%, 06/20/51	$6,628	$5,545,411
2.50%, 07/20/51	185,081	154,843,662
2.50%, 08/20/51	175,947	147,201,798
2.50%, 09/20/51	3,575	2,990,611
2.50%, 10/20/51	3,254	2,722,250
2.50%, 11/20/51	26,633	22,281,553
2.50%, 12/20/51	75,790	63,408,199
2.50%, 01/20/52	34,337	28,726,881
2.50%, 02/20/52	2,734	2,287,477
2.50%, 03/20/52	146,400	122,515,231
2.50%, 04/20/52	72,232	60,447,771
2.50%, 05/20/52	21,102	17,658,917
2.50%, 07/20/52	6,710	5,615,481
2.50%, 08/20/52	13,149	11,004,099
2.50%, 09/20/52	24,718	20,685,203
2.50%, 12/20/52	5,719	4,786,138
2.50%, 10/20/53	2,027	1,695,638
2.50%, 03/20/54	3,465	2,898,937
2.50%, 09/21/56(i)	12,798	10,694,927
3.00%, 08/20/42	3,465	3,130,673
3.00%, 09/15/42	8	6,901
3.00%, 10/15/42	20	18,098
3.00%, 03/15/43	117	105,303
3.00%, 06/15/43	20	18,149
3.00%, 07/15/43	51	45,352
3.00%, 09/20/43	4,019	3,613,899
3.00%, 11/15/43	385	345,424
3.00%, 01/15/44	3,601	3,238,405
3.00%, 08/20/44	10,254	9,220,202
3.00%, 10/15/44	84	79,642
3.00%, 03/20/45	3,353	2,975,663
3.00%, 05/20/45	13,887	12,322,781
3.00%, 06/20/45	4,547	4,034,668
3.00%, 07/20/45	9,170	8,137,587
3.00%, 10/20/45	3,130	2,777,240
3.00%, 11/20/45	2,019	1,791,751
3.00%, 12/20/45	3,676	3,262,053
3.00%, 02/20/46	10,958	9,724,176
3.00%, 04/20/46	5,001	4,431,266
3.00%, 05/20/46	8,274	7,319,149
3.00%, 06/20/46	9,804	8,672,270
3.00%, 07/20/46	13,818	12,223,183
3.00%, 08/20/46	24,351	21,540,997
3.00%, 09/20/46	18,200	16,099,524
3.00%, 11/20/46	4,937	4,370,881
3.00%, 12/15/46	6,452	5,654,015
3.00%, 12/20/46	28,517	25,226,088
3.00%, 01/20/47	1,502	1,328,696
3.00%, 02/15/47	9,048	7,991,614
3.00%, 02/20/47	9,179	8,119,548
3.00%, 03/20/47	8,379	7,412,423
3.00%, 04/20/47	185	162,664
3.00%, 06/20/47	4,012	3,541,459
3.00%, 09/20/47	238	209,722
3.00%, 10/20/47	4,856	4,281,028
3.00%, 11/20/47	89	78,638
3.00%, 12/20/47	2,116	1,865,631
3.00%, 02/20/48	3,919	3,440,273
3.00%, 03/20/48	13	11,652
3.00%, 03/20/49	8,302	7,344,329
3.00%, 07/20/49	6,624	5,783,817
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.00%, 09/20/49	$20,360	$17,769,038
3.00%, 10/15/49	7,010	6,099,773
3.00%, 10/20/49	10,826	9,445,071
3.00%, 11/20/49	121	105,485
3.00%, 12/20/49	64,336	56,120,233
3.00%, 01/20/50	34,314	29,926,528
3.00%, 02/20/50	42,701	37,235,094
3.00%, 07/20/50	22,140	19,287,968
3.00%, 02/20/51	1,354	1,179,936
3.00%, 03/20/51	8,109	7,064,478
3.00%, 06/20/51	1,303	1,134,543
3.00%, 08/20/51	56,929	49,578,175
3.00%, 09/20/51	18,598	16,195,213
3.00%, 10/20/51	21,370	18,607,159
3.00%, 11/20/51	38,729	33,719,102
3.00%, 12/20/51	43,770	38,105,058
3.00%, 02/20/52	41,288	35,937,773
3.00%, 03/20/52	34,408	29,919,615
3.00%, 04/20/52	29,434	25,635,605
3.00%, 05/20/52	41,301	35,941,956
3.00%, 06/20/52	43,630	37,999,094
3.00%, 07/20/52	29,698	25,865,218
3.00%, 08/20/52	9,887	8,611,231
3.00%, 09/20/52	13,337	11,615,531
3.00%, 11/20/52	1,940	1,688,799
3.00%, 09/21/56(i)	30,107	26,161,071
3.50%, 11/20/40	44	40,462
3.50%, 12/20/40	31	28,953
3.50%, 05/20/41	59	54,777
3.50%, 09/15/41	106	97,504
3.50%, 10/15/41	160	147,804
3.50%, 12/15/41	1,007	928,528
3.50%, 04/15/42	69	63,408
3.50%, 08/20/42	6,203	5,720,305
3.50%, 09/15/42	210	194,548
3.50%, 09/20/42	7,360	6,787,596
3.50%, 10/15/42	189	173,510
3.50%, 10/20/42	19,938	18,386,636
3.50%, 11/15/42	315	290,607
3.50%, 11/20/42	17,206	15,868,252
3.50%, 12/15/42	410	377,572
3.50%, 12/20/42	6,128	5,651,026
3.50%, 02/15/43	304	280,366
3.50%, 02/20/43	113	103,942
3.50%, 03/15/43	285	262,437
3.50%, 03/20/43	521	479,612
3.50%, 04/15/43	15	14,068
3.50%, 04/20/43	141	129,403
3.50%, 05/15/43	563	518,640
3.50%, 06/15/43	7,812	7,195,597
3.50%, 08/20/43	96	88,458
3.50%, 09/20/43	47	43,331
3.50%, 10/20/43	129	118,701
3.50%, 01/15/44	91	83,673
3.50%, 01/20/44	3,941	3,626,915
3.50%, 02/20/44	1,279	1,177,039
3.50%, 03/20/44	764	702,856
3.50%, 07/20/44	22	19,673
3.50%, 08/15/44	19	17,420
3.50%, 08/20/44	4,182	3,817,610
3.50%, 09/15/44	51	47,051
Schedule of Investments
182

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.50%, 09/20/44	$7,570	$6,910,075
3.50%, 10/15/44	131	120,454
3.50%, 10/20/44	1,128	1,029,297
3.50%, 11/20/44	7	6,338
3.50%, 12/20/44	706	644,369
3.50%, 01/15/45	47	42,960
3.50%, 01/20/45	96	87,791
3.50%, 03/15/45	62	56,241
3.50%, 04/20/45	7,310	6,666,154
3.50%, 05/20/45	2,858	2,606,828
3.50%, 06/15/45	30	27,551
3.50%, 06/20/45	4,113	3,751,141
3.50%, 07/20/45	110	100,213
3.50%, 08/20/45	332	302,786
3.50%, 09/20/45	10,774	9,825,251
3.50%, 10/20/45	1,046	953,743
3.50%, 11/20/45	7,643	6,970,248
3.50%, 12/20/45	4,244	3,870,064
3.50%, 03/20/46	15,619	14,154,995
3.50%, 04/20/46	6,909	6,261,209
3.50%, 06/20/46	30,370	27,522,907
3.50%, 07/20/46	192	174,246
3.50%, 08/15/46	42	37,537
3.50%, 11/20/46	312	282,640
3.50%, 12/20/46	8,908	8,072,936
3.50%, 01/15/47	32	29,084
3.50%, 01/20/47	2,105	1,907,437
3.50%, 02/20/47	35,827	32,467,446
3.50%, 03/20/47	13,295	11,991,187
3.50%, 04/20/47	11,646	10,502,853
3.50%, 06/20/47	2,616	2,359,691
3.50%, 07/20/47	329	296,367
3.50%, 08/20/47	17,207	15,539,589
3.50%, 09/15/47	39	35,287
3.50%, 09/20/47	24,966	22,517,688
3.50%, 10/20/47	10,736	9,651,191
3.50%, 11/15/47	15	13,852
3.50%, 11/20/47	14,892	13,431,079
3.50%, 12/20/47	7,966	7,015,419
3.50%, 01/20/48	7,194	6,488,027
3.50%, 02/20/48	2,434	2,194,790
3.50%, 04/20/48	23,868	21,542,627
3.50%, 05/15/48	208	186,460
3.50%, 05/20/48	16,462	14,847,771
3.50%, 08/20/48	3,089	2,790,564
3.50%, 09/20/48	1,472	1,327,896
3.50%, 11/20/48	2,509	2,266,826
3.50%, 01/20/49	4,101	3,698,497
3.50%, 06/20/49	503	452,090
3.50%, 09/20/49	4,086	3,670,178
3.50%, 10/20/49	5,186	4,658,234
3.50%, 12/20/49	10,220	9,180,750
3.50%, 01/20/50	20,590	18,496,133
3.50%, 03/20/50	5,741	5,157,464
3.50%, 08/20/50	4,647	4,182,228
3.50%, 01/20/51	33,321	29,933,007
3.50%, 10/20/51	1,937	1,730,679
3.50%, 01/20/52	7,579	6,772,967
3.50%, 02/20/52	14,071	12,573,834
3.50%, 04/20/52	1,395	1,247,768
3.50%, 05/20/52	26,426	23,595,526
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.50%, 07/20/52	$34,895	$31,195,025
3.50%, 08/20/52	6,445	5,754,297
3.50%, 10/20/52	11,532	10,321,270
3.50%, 12/20/52	8,431	7,526,955
3.50%, 01/20/53	30,709	27,415,517
3.50%, 05/20/53	19,868	17,847,808
3.50%, 06/20/53	18,232	16,378,474
3.50%, 07/20/53	35,318	31,726,974
3.50%, 09/21/56(i)	70,926	61,986,216
4.00%, 06/15/39	4	3,871
4.00%, 09/20/40	1,564	1,482,341
4.00%, 01/15/41	1	582
4.00%, 01/20/41	511	484,643
4.00%, 02/15/41	1,291	1,226,784
4.00%, 05/20/41	10	9,179
4.00%, 07/15/41	576	546,131
4.00%, 09/15/41	14	13,685
4.00%, 09/20/41	683	646,336
4.00%, 10/15/41	253	240,849
4.00%, 11/15/41	141	133,801
4.00%, 12/15/41	573	543,472
4.00%, 12/20/41	2,316	2,193,131
4.00%, 01/15/42	58	54,867
4.00%, 01/20/42	1,005	951,094
4.00%, 02/15/42	236	223,852
4.00%, 03/15/42	1,248	1,181,882
4.00%, 04/15/42	383	362,543
4.00%, 09/20/42	491	464,999
4.00%, 08/15/43	9	8,525
4.00%, 10/20/43	2,489	2,352,853
4.00%, 03/15/44	67	62,370
4.00%, 04/15/44	27	25,408
4.00%, 06/15/44	97	90,363
4.00%, 08/15/44	8	7,700
4.00%, 08/20/44	178	166,719
4.00%, 09/15/44	2	1,667
4.00%, 10/15/44	8	7,825
4.00%, 10/20/44	3,333	3,125,716
4.00%, 12/20/44	224	209,634
4.00%, 01/20/45	5,235	4,909,148
4.00%, 08/20/45	2,962	2,772,311
4.00%, 09/20/45	3,461	3,239,422
4.00%, 10/20/45	413	386,225
4.00%, 01/20/46	1,576	1,475,101
4.00%, 03/20/46	7,677	7,186,209
4.00%, 07/20/46	1,658	1,546,057
4.00%, 08/20/46	17	15,998
4.00%, 09/20/46	380	354,326
4.00%, 11/20/46	3,645	3,408,525
4.00%, 12/15/46	3,138	2,932,560
4.00%, 04/20/47	12,515	11,641,335
4.00%, 06/20/47	5,025	4,680,010
4.00%, 07/20/47	21,887	20,379,158
4.00%, 08/20/47	1,075	1,000,089
4.00%, 11/20/47	13,220	12,296,937
4.00%, 12/20/47	33	31,003
4.00%, 01/20/48	106	98,848
4.00%, 03/15/48	30	27,890
4.00%, 03/20/48	15,461	14,382,011
4.00%, 04/20/48	8,234	7,650,540
4.00%, 05/15/48	1,279	1,186,184
183
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.00%, 05/20/48	$8,860	$8,233,133
4.00%, 08/20/48	13,731	12,762,426
4.00%, 09/20/48	7,090	6,597,821
4.00%, 10/20/48	422	392,508
4.00%, 11/20/48	11,810	10,973,035
4.00%, 02/20/49	5,170	4,805,137
4.00%, 03/20/49	207	192,744
4.00%, 05/20/49	890	824,977
4.00%, 06/15/49	500	462,390
4.00%, 06/20/49	1,300	1,204,100
4.00%, 09/15/49	1,477	1,370,996
4.00%, 01/20/50	51,191	47,457,201
4.00%, 02/20/50	20,415	18,974,418
4.00%, 07/20/50	3,741	3,468,490
4.00%, 07/20/52	6,811	6,267,060
4.00%, 09/20/52	63,769	58,679,649
4.00%, 10/20/52	31,109	28,661,818
4.00%, 12/20/52	13,583	12,498,571
4.00%, 03/20/53	7,624	7,015,490
4.00%, 10/20/53	5,794	5,325,368
4.00%, 09/21/56(i)	132,911	119,979,440
4.50%, 04/15/39	217	212,114
4.50%, 08/15/39	1,056	1,032,061
4.50%, 11/20/39	530	516,133
4.50%, 01/20/40	143	139,596
4.50%, 06/15/40	1,003	976,330
4.50%, 07/15/40	495	481,414
4.50%, 08/15/40	720	700,788
4.50%, 08/20/40	877	854,035
4.50%, 09/15/40	866	842,802
4.50%, 10/20/40	2,157	2,099,344
4.50%, 06/20/41	1,919	1,867,468
4.50%, 07/20/41	9,902	9,638,024
4.50%, 09/20/41	1,307	1,272,601
4.50%, 12/20/41	266	259,232
4.50%, 11/20/45	2,300	2,221,145
4.50%, 02/15/46	3	2,740
4.50%, 08/20/46	2,758	2,663,958
4.50%, 09/20/46	415	402,772
4.50%, 10/20/46	2,032	1,962,715
4.50%, 11/20/46	802	774,509
4.50%, 12/20/46	330	318,696
4.50%, 02/20/47	341	329,159
4.50%, 04/20/47	384	368,563
4.50%, 05/20/47	378	363,415
4.50%, 06/20/47	880	845,367
4.50%, 07/20/47	2,012	1,933,044
4.50%, 10/20/47	611	585,403
4.50%, 04/20/48	1,451	1,389,270
4.50%, 05/20/48	3,753	3,594,346
4.50%, 06/20/48	4,108	3,927,241
4.50%, 07/20/48	5,268	5,036,049
4.50%, 08/20/48	8,558	8,196,688
4.50%, 09/20/48	430	411,115
4.50%, 10/20/48	442	422,699
4.50%, 11/20/48	124	118,088
4.50%, 12/20/48	4,639	4,416,931
4.50%, 01/20/49	134	127,805
4.50%, 02/20/49	1,340	1,281,349
4.50%, 03/20/49	1,822	1,741,588
4.50%, 05/20/49	448	428,879
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.50%, 06/20/49	$5,776	$5,521,074
4.50%, 07/20/49	4,282	4,093,361
4.50%, 08/20/49	1,679	1,605,173
4.50%, 07/20/52	3,521	3,348,647
4.50%, 08/20/52	77,730	73,915,746
4.50%, 09/20/52	12,901	12,280,073
4.50%, 12/20/52	9,202	8,746,086
4.50%, 04/20/53	59,704	56,474,517
4.50%, 05/20/53	30,739	29,069,741
4.50%, 06/20/53	50,481	47,726,898
4.50%, 04/20/54	28,272	26,658,894
4.50%, 10/20/54	86,386	81,364,724
4.50%, 11/20/54	48,402	45,653,312
4.50%, 09/21/56(i)	214,886	201,122,191
5.00%, 12/15/36	241	241,337
5.00%, 01/15/39	836	834,156
5.00%, 07/15/39	1,455	1,452,285
5.00%, 05/15/40	557	556,343
5.00%, 07/20/40	2,946	2,935,214
5.00%, 08/20/40	1,122	1,117,423
5.00%, 05/15/47	912	902,156
5.00%, 06/15/47	98	97,007
5.00%, 11/15/47	332	328,381
5.00%, 12/15/47	241	238,195
5.00%, 01/15/48	313	310,054
5.00%, 02/15/48	455	449,817
5.00%, 03/20/48	807	800,265
5.00%, 04/20/48	2,703	2,681,718
5.00%, 05/20/48	2,965	2,925,032
5.00%, 10/20/48	59	58,617
5.00%, 11/20/48	1,054	1,042,182
5.00%, 12/20/48	1,962	1,937,188
5.00%, 01/20/49	3,275	3,233,045
5.00%, 04/20/49	7,729	7,630,233
5.00%, 05/20/49	878	865,860
5.00%, 06/20/49	6,570	6,475,830
5.00%, 07/20/52	3,536	3,453,025
5.00%, 09/20/52	4,463	4,354,630
5.00%, 11/20/52	16,272	15,948,046
5.00%, 12/20/52	30,846	30,229,327
5.00%, 01/20/53	36,308	35,497,224
5.00%, 02/20/53	16,546	16,197,594
5.00%, 04/20/53	23,743	23,183,754
5.00%, 05/20/53	60,751	59,311,409
5.00%, 06/20/53	6,594	6,436,237
5.00%, 07/20/53	70,304	68,611,211
5.00%, 08/20/53	7,644	7,459,847
5.00%, 11/20/53	16,634	16,248,753
5.00%, 05/20/54	486	473,794
5.00%, 06/20/54	34,319	33,430,105
5.00%, 09/20/54	26,985	26,297,036
5.00%, 10/20/54	44,567	43,356,670
5.00%, 11/20/54	156,151	152,087,528
5.00%, 12/20/54	184,220	179,121,776
5.00%, 05/20/55	3,443	3,345,671
5.00%, 06/20/55	1,129	1,097,264
5.00%, 08/20/55	1,659	1,611,348
5.00%, 11/20/55	16,685	16,187,244
5.00%, 12/20/55	12,599	12,226,658
5.00%, 02/20/56	17,055	16,543,209
5.00%, 04/20/56	161,357	156,392,489
Schedule of Investments
184

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
5.00%, 05/20/56	$58,248	$56,415,092
5.00%, 09/21/56(i)	237,380	229,820,928
5.50%, 03/15/36	389	395,902
5.50%, 06/20/38	463	470,921
5.50%, 03/20/39	679	690,180
5.50%, 12/15/39	162	164,617
5.50%, 01/15/40	1,644	1,673,157
5.50%, 04/20/48	154	156,015
5.50%, 12/20/52	49,760	49,890,905
5.50%, 01/20/53	15,255	15,305,834
5.50%, 02/20/53	11,822	11,851,442
5.50%, 03/20/53	25,565	25,601,930
5.50%, 04/20/53	77,071	77,174,068
5.50%, 05/20/53	7,253	7,273,086
5.50%, 06/20/53	25,283	25,310,553
5.50%, 07/20/53	35,937	36,007,022
5.50%, 09/20/53	119,399	119,591,935
5.50%, 10/20/53	32,433	32,451,783
5.50%, 04/20/54	24,716	24,710,107
5.50%, 05/20/54	1,386	1,385,723
5.50%, 06/20/54	4,180	4,171,857
5.50%, 07/20/54	5,333	5,327,973
5.50%, 08/20/54	63,229	63,127,872
5.50%, 09/20/54	2,850	2,843,182
5.50%, 10/20/54	25,111	25,025,200
5.50%, 11/20/54	51,131	50,950,716
5.50%, 12/20/54	5,760	5,744,304
5.50%, 01/20/55	37,910	37,768,758
5.50%, 02/20/55	35,435	35,303,271
5.50%, 06/20/55	4,435	4,411,924
5.50%, 08/20/55	1,674	1,665,066
5.50%, 11/20/55	10,210	10,148,930
5.50%, 01/20/56	18,323	18,207,895
5.50%, 02/20/56	24,079	23,922,592
5.50%, 03/20/56	25,950	25,781,714
5.50%, 09/21/56(i)	311,649	309,432,964
6.00%, 03/15/37	1,202	1,245,108
6.00%, 09/20/38	530	550,027
6.00%, 11/15/39	223	230,869
6.00%, 02/20/53	5,853	5,956,077
6.00%, 09/20/53	14,739	15,043,283
6.00%, 10/20/53	22,852	23,322,720
6.00%, 02/20/54	3,101	3,165,086
6.00%, 06/20/54	28,414	28,885,832
6.00%, 07/20/54	45,866	46,626,881
6.00%, 08/20/54	139,335	141,646,874
6.00%, 09/20/54	81,093	82,439,151
6.00%, 07/20/55	63	63,999
6.00%, 01/20/56	1,010	1,025,310
6.00%, 02/20/56	7,372	7,479,004
6.00%, 04/20/56	20,948	21,261,680
6.00%, 05/20/56	21,561	21,883,463
6.00%, 09/21/56(i)	31,283	31,716,721
6.50%, 10/20/38	762	802,117
6.50%, 03/20/53	7,512	7,782,251
6.50%, 05/20/53	6,373	6,595,033
6.50%, 06/20/54	47,441	49,027,055
6.50%, 07/20/54	113,702	117,502,882
6.50%, 09/15/54(i)	83,325	85,873,149
6.50%, 01/20/55	16,751	17,318,608
6.50%, 03/20/56	10,567	10,908,882
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
6.50%, 04/20/56	$7,508	$7,754,911
6.50%, 05/20/56	19,303	19,946,667
6.50%, 07/20/56	18,812	19,436,749
Uniform Mortgage-Backed Securities
1.50%, 03/01/36	12,259	10,859,458
1.50%, 04/01/36	220	194,739
1.50%, 07/01/36	2,247	1,989,409
1.50%, 10/01/36	9,142	8,088,989
1.50%, 01/01/37	3,837	3,392,839
1.50%, 02/01/37	110,812	97,976,995
1.50%, 03/01/37	113,595	100,388,560
1.50%, 04/01/37	17,511	15,474,943
1.50%, 05/01/37	4,894	4,324,595
1.50%, 08/01/37	14,713	13,007,933
1.50%, 11/01/37	37,931	33,521,152
1.50%, 09/17/41(i)	123,138	108,879,862
1.50%, 11/01/50	74,486	55,830,200
1.50%, 01/01/51	20,915	15,675,243
1.50%, 04/01/51	7,557	5,660,812
1.50%, 05/01/51	84,196	63,068,730
1.50%, 07/01/51	116,433	87,214,501
1.50%, 11/01/51	76,295	57,081,171
1.50%, 04/01/52	7,807	5,846,840
1.50%, 09/14/56(i)	64,650	48,172,078
2.00%, 10/01/35	19,345	17,598,907
2.00%, 11/01/35	8,629	7,859,095
2.00%, 12/01/35	44,656	40,506,909
2.00%, 01/01/36	3,209	2,908,439
2.00%, 02/01/36	221,892	201,483,875
2.00%, 03/01/36	58,138	52,706,727
2.00%, 04/01/36	298	270,549
2.00%, 05/01/36	50,246	45,582,426
2.00%, 06/01/36	28,539	25,846,766
2.00%, 07/01/36	11,048	9,993,751
2.00%, 08/01/36	17,031	15,456,544
2.00%, 09/01/36	19,163	17,331,509
2.00%, 10/01/36	24,567	22,229,345
2.00%, 11/01/36	33,444	30,334,914
2.00%, 12/01/36	58,735	53,242,066
2.00%, 01/01/37	93,159	84,492,032
2.00%, 02/01/37	51,080	46,206,647
2.00%, 03/01/37	23,929	21,652,562
2.00%, 04/01/37	105,658	95,541,120
2.00%, 05/01/37	44,412	40,145,787
2.00%, 06/01/37	93,733	84,777,467
2.00%, 08/01/37	13,132	11,876,445
2.00%, 10/01/37	6,861	6,202,428
2.00%, 09/17/41(i)	177,339	160,129,859
2.00%, 05/01/50	25,033	19,843,582
2.00%, 06/01/50	55,872	44,269,438
2.00%, 07/01/50	48,590	38,482,283
2.00%, 09/01/50	52,596	41,745,128
2.00%, 10/01/50	129,336	102,463,371
2.00%, 11/01/50	2,084	1,647,101
2.00%, 12/01/50	188,167	149,905,362
2.00%, 01/01/51	79,807	63,709,556
2.00%, 02/01/51	376,736	297,182,706
2.00%, 03/01/51	398,308	315,170,885
2.00%, 04/01/51	473,764	374,784,341
2.00%, 05/01/51	100,735	79,797,435
2.00%, 06/01/51	234,236	185,425,920
185
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
2.00%, 07/01/51	$290,343	$229,350,226
2.00%, 08/01/51	136,248	106,941,668
2.00%, 09/01/51	45,409	35,743,275
2.00%, 10/01/51	567,370	447,927,504
2.00%, 11/01/51	440,225	347,301,203
2.00%, 12/01/51	377,065	297,157,291
2.00%, 01/01/52	211,316	166,276,800
2.00%, 02/01/52	503,880	395,969,892
2.00%, 03/01/52	414,871	326,361,947
2.00%, 04/01/52	72,348	56,851,008
2.00%, 05/01/52	57,711	45,411,481
2.00%, 06/01/52	66,523	52,281,858
2.00%, 07/01/52	8,269	6,502,682
2.00%, 08/01/52	7,047	5,534,859
2.00%, 10/01/52	144,327	113,442,713
2.00%, 07/01/53	16,851	13,281,889
2.00%, 12/01/53	20,824	16,354,169
2.00%, 09/14/56(i)	130,106	101,457,703
2.50%, 05/01/27	79	78,159
2.50%, 10/01/27	128	126,856
2.50%, 01/01/28	22	21,796
2.50%, 03/01/28	34	33,435
2.50%, 06/01/28	7	6,476
2.50%, 09/01/28	20	19,250
2.50%, 12/01/28	10	9,806
2.50%, 09/01/29	21	20,420
2.50%, 12/01/29	270	266,211
2.50%, 02/01/30	407	396,098
2.50%, 03/01/30	1,554	1,508,386
2.50%, 04/01/30	81	79,037
2.50%, 06/01/30	234	227,189
2.50%, 07/01/30	478	462,992
2.50%, 08/01/30	1,361	1,317,013
2.50%, 09/01/30	498	481,775
2.50%, 12/01/30	941	908,626
2.50%, 01/01/31	640	620,055
2.50%, 04/01/31	364	351,044
2.50%, 05/01/31	11	11,057
2.50%, 09/01/31	2,182	2,091,787
2.50%, 10/01/31	17,255	16,590,937
2.50%, 12/01/31	3,624	3,474,709
2.50%, 01/01/32	7,069	6,771,093
2.50%, 02/01/32	8,126	7,794,312
2.50%, 03/01/32	3,452	3,302,285
2.50%, 04/01/32	19,153	18,376,122
2.50%, 05/01/32	12,939	12,414,185
2.50%, 06/01/32	339	325,716
2.50%, 07/01/32	4,988	4,792,930
2.50%, 09/01/32	2,024	1,944,422
2.50%, 10/01/32	416	395,777
2.50%, 11/01/32	283	268,454
2.50%, 12/01/32	4,128	3,913,271
2.50%, 01/01/33	8,918	8,622,145
2.50%, 03/01/33	71	66,510
2.50%, 07/01/33	69	65,508
2.50%, 08/01/34	201	189,812
2.50%, 10/01/34	52	49,114
2.50%, 11/01/34	13,488	12,608,390
2.50%, 07/01/35	7,701	7,136,185
2.50%, 09/01/35	15,504	14,351,895
2.50%, 10/01/35	48,416	44,834,760
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
2.50%, 03/01/36	$14,431	$13,356,280
2.50%, 04/01/36	930	859,553
2.50%, 05/01/36	13,156	12,146,666
2.50%, 07/01/36	28,508	26,309,796
2.50%, 08/01/36	49,695	45,831,718
2.50%, 10/01/36	801	741,250
2.50%, 02/01/37	2,815	2,596,538
2.50%, 03/01/37	30,251	27,861,157
2.50%, 04/01/37	55,596	51,216,989
2.50%, 05/01/37	45,422	41,832,843
2.50%, 06/01/37	22,031	20,321,443
2.50%, 09/17/41(i)	107,320	98,766,472
2.50%, 05/01/43	162	140,996
2.50%, 02/01/47	573	484,745
2.50%, 04/01/47	7,318	6,189,210
2.50%, 12/01/47	145	122,468
2.50%, 05/01/50	73,129	60,500,078
2.50%, 07/01/50	33,242	27,904,516
2.50%, 08/01/50	48,467	40,528,052
2.50%, 09/01/50	118,203	98,507,678
2.50%, 10/01/50	144,486	119,937,088
2.50%, 11/01/50	168,831	140,077,975
2.50%, 12/01/50	65,486	53,831,346
2.50%, 01/01/51	121,979	100,237,867
2.50%, 02/01/51	46,334	38,274,189
2.50%, 03/01/51	60,160	49,277,562
2.50%, 04/01/51	44,955	36,915,712
2.50%, 05/01/51	53,879	44,560,833
2.50%, 06/01/51	5,771	4,757,700
2.50%, 07/01/51	303,037	249,824,332
2.50%, 08/01/51	251,296	207,900,084
2.50%, 09/01/51	124,463	102,650,890
2.50%, 10/01/51	186,382	153,910,474
2.50%, 11/01/51	77,922	64,511,479
2.50%, 12/01/51	343,567	284,142,104
2.50%, 01/01/52	389,302	320,202,719
2.50%, 02/01/52	304,593	250,836,035
2.50%, 03/01/52	131,464	108,319,618
2.50%, 04/01/52	260,360	214,375,167
2.50%, 05/01/52	109,627	90,257,158
2.50%, 06/01/52	11,232	9,238,306
2.50%, 07/01/52	158,154	130,096,559
2.50%, 08/01/52	9,525	7,833,818
2.50%, 09/01/52	9,489	7,800,096
2.50%, 04/01/53	116,034	95,449,681
2.50%, 01/01/54	46,250	38,056,678
2.50%, 09/14/56(i)	110,327	89,976,576
3.00%, 10/01/26	1	854
3.00%, 01/01/27	60	59,567
3.00%, 10/01/27	320	316,803
3.00%, 11/01/27	158	156,917
3.00%, 12/01/27	10	9,627
3.00%, 03/01/29	41	40,680
3.00%, 07/01/29	61	59,891
3.00%, 09/01/29	33	32,461
3.00%, 10/01/29	9	8,649
3.00%, 01/01/30	24	23,425
3.00%, 03/01/30	5,909	5,804,040
3.00%, 04/01/30	1,246	1,218,449
3.00%, 06/01/30	137	133,911
3.00%, 07/01/30	994	969,399
Schedule of Investments
186

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.00%, 08/01/30	$4,097	$3,992,511
3.00%, 09/01/30	5,046	4,923,248
3.00%, 10/01/30	2,196	2,139,353
3.00%, 11/01/30	614	598,203
3.00%, 12/01/30	1,720	1,672,647
3.00%, 01/01/31	4,869	4,761,859
3.00%, 02/01/31	3,564	3,474,739
3.00%, 03/01/31	2,510	2,441,075
3.00%, 04/01/31	394	383,039
3.00%, 05/01/31	117	113,513
3.00%, 06/01/31	2,382	2,313,682
3.00%, 07/01/31	766	741,344
3.00%, 09/01/31	2,247	2,181,242
3.00%, 10/01/31	475	459,872
3.00%, 12/01/31	2,203	2,161,846
3.00%, 01/01/32	4,116	3,987,480
3.00%, 02/01/32	7,411	7,191,124
3.00%, 03/01/32	1,128	1,088,417
3.00%, 04/01/32	75	71,869
3.00%, 05/01/32	1,861	1,788,804
3.00%, 06/01/32	2,442	2,372,859
3.00%, 08/01/32	1,536	1,480,984
3.00%, 09/01/32	408	395,642
3.00%, 11/01/32	2,637	2,540,214
3.00%, 12/01/32	5,146	4,951,338
3.00%, 02/01/33	2,846	2,738,370
3.00%, 05/01/33	288	274,994
3.00%, 09/01/33	135	129,607
3.00%, 10/01/33	2,617	2,505,354
3.00%, 07/01/34	2,087	1,984,940
3.00%, 08/01/34	290	274,878
3.00%, 09/01/34	3,229	3,070,769
3.00%, 11/01/34	2,296	2,180,260
3.00%, 12/01/34	8,332	7,887,479
3.00%, 03/01/35	2,145	2,036,167
3.00%, 04/01/35	13,780	13,025,475
3.00%, 06/01/35	298	281,598
3.00%, 07/01/35	1,722	1,633,759
3.00%, 09/01/35	7,050	6,834,098
3.00%, 10/01/35	5,712	5,399,081
3.00%, 12/01/35	3,310	3,172,113
3.00%, 02/01/37	4,225	3,945,481
3.00%, 04/01/37	7,346	6,856,893
3.00%, 06/01/37	1,212	1,153,243
3.00%, 07/01/37	11,252	10,520,022
3.00%, 09/01/37	3,067	2,866,144
3.00%, 07/01/38	14,623	13,649,813
3.00%, 11/01/38	48,199	44,990,979
3.00%, 08/01/42	173	155,891
3.00%, 09/01/42	57	51,065
3.00%, 10/01/42	2,511	2,255,563
3.00%, 11/01/42	1,929	1,730,169
3.00%, 12/01/42	10,353	9,293,866
3.00%, 01/01/43	4,490	4,036,980
3.00%, 02/01/43	181	162,458
3.00%, 03/01/43	7,409	6,627,622
3.00%, 04/01/43	8,002	7,159,001
3.00%, 05/01/43	2,886	2,585,127
3.00%, 06/01/43	1,471	1,314,112
3.00%, 07/01/43	1,129	1,011,500
3.00%, 08/01/43	2,010	1,795,377
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.00%, 09/01/43	$4,823	$4,308,969
3.00%, 01/01/44	6,633	5,925,730
3.00%, 10/01/44	20,738	18,527,688
3.00%, 12/01/44	6	5,001
3.00%, 01/01/45	2,107	1,882,879
3.00%, 02/01/45	212	188,245
3.00%, 03/01/45	8,951	7,996,505
3.00%, 04/01/45	73	64,197
3.00%, 05/01/45	8,420	7,473,648
3.00%, 06/01/45	44	38,497
3.00%, 08/01/45	94	83,132
3.00%, 09/01/45	691	609,813
3.00%, 11/01/45	1,582	1,395,836
3.00%, 12/01/45	156	138,068
3.00%, 01/01/46	375	330,899
3.00%, 04/01/46	2,271	2,004,489
3.00%, 06/01/46	45	39,759
3.00%, 07/01/46	56,913	50,239,412
3.00%, 08/01/46	9,795	8,603,138
3.00%, 10/01/46	2,953	2,588,535
3.00%, 11/01/46	37,510	32,977,547
3.00%, 12/01/46	85,284	74,869,492
3.00%, 01/01/47	31,483	27,663,191
3.00%, 02/01/47	52,099	45,731,672
3.00%, 03/01/47	28,352	24,886,802
3.00%, 05/01/47	1,084	948,841
3.00%, 07/01/47	12,981	11,395,117
3.00%, 08/01/47	4,037	3,543,913
3.00%, 12/01/47	20,608	18,057,924
3.00%, 03/01/48	3,408	2,982,102
3.00%, 04/01/48	73	62,281
3.00%, 09/01/48	317	278,661
3.00%, 11/01/48	36,311	31,818,629
3.00%, 02/01/49	16,424	14,498,085
3.00%, 09/01/49	7,441	6,475,168
3.00%, 11/01/49	12,242	10,609,944
3.00%, 12/01/49	23,482	20,327,716
3.00%, 02/01/50	6,238	5,349,990
3.00%, 03/01/50	15,208	13,164,808
3.00%, 04/01/50	12,651	10,956,746
3.00%, 06/01/50	42,281	36,487,314
3.00%, 07/01/50	42,167	36,361,258
3.00%, 08/01/50	38,531	33,483,248
3.00%, 09/01/50	8,207	7,073,235
3.00%, 10/01/50	113,153	96,860,892
3.00%, 11/01/50	14,576	12,561,673
3.00%, 12/01/50	7,048	6,070,693
3.00%, 01/01/51	21,956	19,015,876
3.00%, 03/01/51	3,298	2,837,518
3.00%, 05/01/51	52,812	45,954,619
3.00%, 06/01/51	62,037	53,417,923
3.00%, 07/01/51	35,065	30,212,857
3.00%, 08/01/51	16,752	14,534,757
3.00%, 11/01/51	14,414	12,361,104
3.00%, 12/01/51	34,911	30,139,401
3.00%, 01/01/52	63,284	54,363,955
3.00%, 02/01/52	75,948	65,520,316
3.00%, 03/01/52	117,498	100,966,676
3.00%, 04/01/52	162,067	139,586,541
3.00%, 05/01/52	133,572	114,573,572
3.00%, 07/01/52	194,048	166,042,161
187
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.00%, 08/01/52	$25,482	$21,914,052
3.00%, 09/01/52	5,224	4,470,369
3.00%, 03/01/53	13,743	11,765,940
3.00%, 10/01/53	33,893	28,981,970
3.00%, 12/01/53	25,763	22,101,798
3.00%, 09/14/56(i)	84,397	71,911,683
3.50%, 01/01/27	10	9,681
3.50%, 11/01/28	17	16,384
3.50%, 01/01/29	63	61,836
3.50%, 11/01/29	25	25,084
3.50%, 12/01/29	255	251,977
3.50%, 07/01/30	1,440	1,417,596
3.50%, 10/01/30	398	391,971
3.50%, 11/01/30	137	134,463
3.50%, 03/01/31	944	924,683
3.50%, 06/01/31	2,281	2,243,459
3.50%, 01/01/32	3,516	3,436,541
3.50%, 02/01/32	467	455,493
3.50%, 05/01/32	1,860	1,810,168
3.50%, 06/01/32	1,735	1,689,206
3.50%, 07/01/32	761	738,035
3.50%, 08/01/32	402	391,457
3.50%, 09/01/32	809	787,645
3.50%, 10/01/32	393	381,955
3.50%, 11/01/32	498	484,423
3.50%, 12/01/32	61	59,787
3.50%, 02/01/33	347	336,343
3.50%, 03/01/33	2,092	2,034,061
3.50%, 04/01/33	2,595	2,524,274
3.50%, 05/01/33	1,921	1,862,454
3.50%, 06/01/33	2,396	2,319,494
3.50%, 10/01/33	323	311,705
3.50%, 01/01/34	706	680,928
3.50%, 02/01/34	11,451	11,096,638
3.50%, 03/01/34	396	380,307
3.50%, 04/01/34	841	812,169
3.50%, 05/01/34	1,247	1,195,384
3.50%, 07/01/34	602	585,090
3.50%, 08/01/34	3,045	2,918,521
3.50%, 01/01/35	2,128	2,039,848
3.50%, 05/01/35	154	149,502
3.50%, 09/01/37	17,605	16,735,203
3.50%, 07/01/38	24,761	23,329,457
3.50%, 08/01/38	678	638,842
3.50%, 09/01/38	1,130	1,065,788
3.50%, 11/01/38	15,723	14,813,897
3.50%, 11/01/40	162	150,833
3.50%, 02/01/41	186	172,797
3.50%, 09/17/41(i)	4,166	3,910,141
3.50%, 02/01/42	5,583	5,171,098
3.50%, 03/01/42	44	40,253
3.50%, 04/01/42	22	20,235
3.50%, 05/01/42	1,890	1,745,940
3.50%, 08/01/42	317	292,546
3.50%, 09/01/42	11,106	10,254,739
3.50%, 11/01/42	6,742	6,224,799
3.50%, 12/01/42	2,391	2,207,659
3.50%, 01/01/43	67	62,253
3.50%, 02/01/43	356	330,092
3.50%, 04/01/43	60	55,187
3.50%, 05/01/43	90	83,131
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.50%, 06/01/43	$2,602	$2,393,563
3.50%, 08/01/43	52	48,260
3.50%, 10/01/43	2,742	2,531,911
3.50%, 09/01/44	157	144,014
3.50%, 10/01/44	3,451	3,174,383
3.50%, 01/01/45	64	59,166
3.50%, 02/01/45	3,979	3,660,627
3.50%, 03/01/45	15,075	13,747,015
3.50%, 05/01/45	17,392	15,860,342
3.50%, 06/01/45	72	65,855
3.50%, 07/01/45	7,030	6,409,897
3.50%, 08/01/45	2,806	2,558,992
3.50%, 10/01/45	1,364	1,258,565
3.50%, 11/01/45	204	185,005
3.50%, 12/01/45	26,790	24,378,357
3.50%, 01/01/46	11,442	10,482,443
3.50%, 02/01/46	12,264	11,149,545
3.50%, 03/01/46	14,703	13,427,799
3.50%, 04/01/46	2,049	1,850,593
3.50%, 05/01/46	12,246	11,128,801
3.50%, 06/01/46	2,410	2,180,923
3.50%, 07/01/46	19,689	17,881,056
3.50%, 08/01/46	6,237	5,653,705
3.50%, 09/01/46	5,212	4,697,868
3.50%, 10/01/46	7,231	6,563,948
3.50%, 11/01/46	9,934	9,022,422
3.50%, 12/01/46	44,341	40,382,744
3.50%, 01/01/47	23,087	21,000,091
3.50%, 02/01/47	9,844	8,944,742
3.50%, 04/01/47	9,250	8,382,731
3.50%, 05/01/47	10,389	9,429,034
3.50%, 06/01/47	3,218	2,920,831
3.50%, 07/01/47	45,717	41,343,505
3.50%, 08/01/47	10,846	9,806,216
3.50%, 09/01/47	2,688	2,428,065
3.50%, 10/01/47	8,897	8,062,631
3.50%, 11/01/47	7,060	6,412,359
3.50%, 12/01/47	12,788	11,551,591
3.50%, 01/01/48	27,319	24,701,095
3.50%, 02/01/48	57,467	51,962,435
3.50%, 03/01/48	1,845	1,664,668
3.50%, 04/01/48	8,519	7,703,579
3.50%, 05/01/48	22,952	20,709,111
3.50%, 06/01/48	2,503	2,257,500
3.50%, 07/01/48	1,929	1,748,983
3.50%, 11/01/48	33,911	30,602,501
3.50%, 02/01/49	82	73,471
3.50%, 03/01/49	1,110	998,707
3.50%, 04/01/49	1,599	1,438,569
3.50%, 05/01/49	1,354	1,208,306
3.50%, 06/01/49	62,695	56,632,586
3.50%, 07/01/49	9,803	8,798,498
3.50%, 09/01/49	13,747	12,339,805
3.50%, 04/01/50	35,347	31,831,376
3.50%, 05/01/50	13,752	12,342,388
3.50%, 06/01/50	3,961	3,553,322
3.50%, 07/01/50	17,544	15,702,821
3.50%, 02/01/51	22,393	20,108,345
3.50%, 05/01/51	5,529	4,967,457
3.50%, 07/01/51	3,012	2,694,819
3.50%, 09/01/51	1,044	936,596
Schedule of Investments
188

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.50%, 10/01/51	$8,528	$7,703,017
3.50%, 01/01/52	3,155	2,829,662
3.50%, 04/01/52	136,570	122,455,485
3.50%, 05/01/52	122,612	109,253,165
3.50%, 06/01/52	56,551	50,510,867
3.50%, 07/01/52	33,785	30,200,923
3.50%, 08/01/52	3,546	3,176,539
3.50%, 09/01/52	66,379	59,000,628
3.50%, 04/01/53	7,507	6,731,159
3.50%, 05/01/53	45,200	40,207,636
3.50%, 11/01/54	3,509	3,121,833
3.50%, 09/14/56(i)	142,436	126,272,851
4.00%, 09/01/26	0	33
4.00%, 12/01/30	442	437,088
4.00%, 01/01/31	156	154,453
4.00%, 02/01/31	114	113,096
4.00%, 10/01/31	549	541,718
4.00%, 02/01/32	761	750,483
4.00%, 07/01/32	53	52,370
4.00%, 05/01/33	2,208	2,164,675
4.00%, 06/01/33	399	390,947
4.00%, 07/01/33	704	689,434
4.00%, 12/01/33	24	23,970
4.00%, 07/01/37	3,153	3,044,156
4.00%, 08/01/37	3,302	3,188,089
4.00%, 09/01/37	4,300	4,150,814
4.00%, 11/01/37	6,253	6,036,806
4.00%, 02/01/38	3,226	3,114,127
4.00%, 04/01/38	2,673	2,575,712
4.00%, 05/01/38	5,064	4,879,432
4.00%, 06/01/38	4,418	4,255,453
4.00%, 07/01/38	10,440	10,058,826
4.00%, 11/01/38	1,827	1,760,226
4.00%, 09/15/39(i)	233,515	223,323,175
4.00%, 11/01/39	40,437	38,890,948
4.00%, 12/01/39	67,733	65,143,864
4.00%, 02/01/40	820	788,449
4.00%, 08/01/40	1,386	1,332,654
4.00%, 12/01/40	15	14,224
4.00%, 12/01/41	811	768,423
4.00%, 03/01/42	1,638	1,552,405
4.00%, 06/01/42	1,274	1,207,478
4.00%, 07/01/42	47	44,496
4.00%, 09/01/43	71	66,704
4.00%, 10/01/43	56	53,274
4.00%, 04/01/44	27	25,667
4.00%, 05/01/44	1,849	1,741,654
4.00%, 06/01/44	2,846	2,697,710
4.00%, 10/01/44	871	823,050
4.00%, 12/01/44	6,495	6,111,254
4.00%, 01/01/45	8,965	8,485,209
4.00%, 02/01/45	27,040	25,527,008
4.00%, 03/01/45	4,295	4,040,499
4.00%, 05/01/45	7,776	7,313,136
4.00%, 06/01/45	4,166	3,936,923
4.00%, 07/01/45	381	357,405
4.00%, 08/01/45	279	261,901
4.00%, 09/01/45	584	548,174
4.00%, 11/01/45	102	96,098
4.00%, 12/01/45	624	586,013
4.00%, 01/01/46	566	531,578
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.00%, 02/01/46	$1,053	$983,222
4.00%, 03/01/46	1,277	1,193,395
4.00%, 04/01/46	1,754	1,636,942
4.00%, 05/01/46	2,341	2,186,304
4.00%, 06/01/46	13,424	12,642,705
4.00%, 07/01/46	15,925	14,913,005
4.00%, 08/01/46	2,861	2,669,716
4.00%, 09/01/46	122	113,895
4.00%, 10/01/46	2,936	2,765,831
4.00%, 11/01/46	933	877,938
4.00%, 02/01/47	2,003	1,880,122
4.00%, 03/01/47	1,760	1,642,380
4.00%, 04/01/47	4,581	4,264,601
4.00%, 05/01/47	4,290	3,998,006
4.00%, 06/01/47	8,452	7,894,081
4.00%, 07/01/47	13,284	12,363,257
4.00%, 08/01/47	7,090	6,602,264
4.00%, 09/01/47	11,453	10,664,146
4.00%, 10/01/47	9,646	9,029,045
4.00%, 11/01/47	5,179	4,816,537
4.00%, 12/01/47	7,839	7,292,783
4.00%, 01/01/48	1,570	1,461,599
4.00%, 02/01/48	16,794	15,621,371
4.00%, 04/01/48	17,158	15,935,727
4.00%, 05/01/48	1,391	1,290,886
4.00%, 07/01/48	2,124	1,973,170
4.00%, 09/01/48	8,399	7,799,278
4.00%, 10/01/48	6,053	5,636,519
4.00%, 11/01/48	18,161	16,865,409
4.00%, 01/01/49	2,322	2,157,711
4.00%, 02/01/49	2,575	2,389,324
4.00%, 03/01/49	29,280	27,185,771
4.00%, 04/01/49	8,248	7,652,397
4.00%, 05/01/49	6,134	5,692,537
4.00%, 06/01/49	24,964	23,177,059
4.00%, 07/01/49	43,687	40,572,990
4.00%, 08/01/49	478	444,866
4.00%, 10/01/49	1,406	1,299,996
4.00%, 11/01/49	33,641	31,032,085
4.00%, 12/01/49	2,622	2,430,733
4.00%, 01/01/50	15,277	14,187,634
4.00%, 02/01/50	435	403,294
4.00%, 05/01/50	7,713	7,150,768
4.00%, 11/01/50	3,310	3,069,121
4.00%, 03/01/51	6,125	5,678,723
4.00%, 05/01/51	15,654	14,537,694
4.00%, 08/01/51	1,058	980,910
4.00%, 10/01/51	2,981	2,763,874
4.00%, 11/01/51	7,513	6,965,939
4.00%, 04/01/52	12,754	11,713,057
4.00%, 05/01/52	30,832	28,352,770
4.00%, 06/01/52	38,779	35,617,538
4.00%, 07/01/52	107,807	99,153,486
4.00%, 08/01/52	163,028	149,714,397
4.00%, 09/01/52	17,456	16,027,606
4.00%, 10/01/52	25,363	23,437,151
4.00%, 11/01/52	3,457	3,174,460
4.00%, 12/01/52	46,428	42,637,054
4.00%, 02/01/53	35,867	33,131,355
4.00%, 03/01/53	4,531	4,159,081
4.00%, 04/01/53	3,376	3,114,709
189
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.00%, 07/01/53	$5,471	$5,008,139
4.00%, 01/01/54	10,812	9,926,192
4.00%, 06/01/54	30,022	27,464,477
4.00%, 09/01/54	2,397	2,193,123
4.00%, 03/01/55	46,122	42,115,485
4.00%, 09/14/56(i)	165,946	151,399,796
4.50%, 08/01/31	490	487,822
4.50%, 08/01/34	200	198,224
4.50%, 09/15/39(i)	4,200	4,098,445
4.50%, 09/01/40	1,959	1,911,121
4.50%, 10/01/40	16,415	16,025,942
4.50%, 12/01/40	1,060	1,034,190
4.50%, 01/01/41	2,217	2,163,372
4.50%, 02/01/41	15,739	15,366,377
4.50%, 03/01/41	15,939	15,558,648
4.50%, 05/01/41	1,358	1,323,797
4.50%, 06/01/41	7,179	7,076,650
4.50%, 08/01/41	3,128	3,045,946
4.50%, 09/01/41	940	915,276
4.50%, 01/01/42	1,005	979,567
4.50%, 09/01/42	955	928,599
4.50%, 08/01/43	1,797	1,740,544
4.50%, 12/01/43	58	56,066
4.50%, 03/01/44	10	9,467
4.50%, 04/01/44	2,978	2,878,692
4.50%, 06/01/44	523	509,839
4.50%, 12/01/44	204	197,567
4.50%, 02/01/45	1,071	1,035,093
4.50%, 08/01/45	1,569	1,515,733
4.50%, 10/01/45	262	253,233
4.50%, 11/01/45	168	162,193
4.50%, 12/01/45	493	473,830
4.50%, 01/01/46	68	64,994
4.50%, 02/01/46	5,468	5,334,874
4.50%, 03/01/46	907	885,490
4.50%, 04/01/46	188	181,440
4.50%, 05/01/46	64	61,798
4.50%, 06/01/46	3	3,295
4.50%, 07/01/46	25	24,132
4.50%, 08/01/46	1,458	1,407,528
4.50%, 09/01/46	480	463,594
4.50%, 10/01/46	641	617,445
4.50%, 01/01/47	258	247,316
4.50%, 02/01/47	118	113,235
4.50%, 03/01/47	1,308	1,256,092
4.50%, 04/01/47	3,882	3,726,709
4.50%, 06/01/47	2,167	2,078,023
4.50%, 07/01/47	12	11,298
4.50%, 08/01/47	174	166,615
4.50%, 10/01/47	5,102	4,899,945
4.50%, 01/01/48	7,049	6,753,421
4.50%, 02/01/48	753	721,438
4.50%, 03/01/48	3,839	3,680,106
4.50%, 04/01/48	1,790	1,715,770
4.50%, 05/01/48	3,878	3,723,394
4.50%, 06/01/48	2,472	2,370,625
4.50%, 07/01/48	1,580	1,514,264
4.50%, 08/01/48	7,125	6,829,595
4.50%, 09/01/48	214	203,818
4.50%, 10/01/48	8,551	8,194,782
4.50%, 11/01/48	3,444	3,301,025
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.50%, 12/01/48	$12,934	$12,397,995
4.50%, 01/01/49	4,200	4,026,369
4.50%, 02/01/49	8,129	7,791,151
4.50%, 03/01/49	515	493,486
4.50%, 04/01/49	9,235	8,851,908
4.50%, 05/01/49	7,498	7,166,963
4.50%, 07/01/49	755	719,555
4.50%, 08/01/49	134	128,069
4.50%, 05/01/50	2,040	1,955,031
4.50%, 09/01/50	27,472	26,334,351
4.50%, 05/01/52	7,391	7,044,148
4.50%, 06/01/52	76,768	72,753,484
4.50%, 07/01/52	5,791	5,488,594
4.50%, 08/01/52	22,142	20,983,632
4.50%, 09/01/52	56,305	53,420,976
4.50%, 10/01/52	80,553	76,425,530
4.50%, 11/01/52	36,402	34,480,715
4.50%, 12/01/52	134,133	127,292,176
4.50%, 02/01/53	21,881	20,735,120
4.50%, 04/01/53	23,308	22,054,111
4.50%, 05/01/53	9,141	8,660,498
4.50%, 07/01/53	8,311	7,863,824
4.50%, 08/01/53	45,936	43,505,023
4.50%, 09/01/53	3,711	3,515,038
4.50%, 11/01/53	20,473	19,345,368
4.50%, 03/01/54	3,456	3,265,713
4.50%, 04/01/54	29,280	27,510,891
4.50%, 11/01/54	36,592	34,491,342
4.50%, 12/01/54	38,107	35,856,784
4.50%, 03/01/55	34,430	32,349,854
4.50%, 04/01/55	20,484	19,246,406
4.50%, 01/01/56	16,621	15,606,444
4.50%, 03/01/56	19,350	18,231,832
4.50%, 06/01/56	17,405	16,341,337
4.50%, 09/14/56(i)	215,595	202,301,192
5.00%, 09/01/33	48	48,117
5.00%, 11/01/33	1,370	1,369,971
5.00%, 06/01/35	73	73,152
5.00%, 10/01/35	32	31,720
5.00%, 12/01/36	22	22,063
5.00%, 05/01/39	15	15,306
5.00%, 06/01/39	289	289,380
5.00%, 09/15/39(i)	975	970,150
5.00%, 12/01/39	54	54,164
5.00%, 01/01/40	1	1,243
5.00%, 03/01/40	908	904,817
5.00%, 04/01/40	148	147,445
5.00%, 05/01/40	9	9,188
5.00%, 06/01/40	67	66,359
5.00%, 07/01/40	662	659,441
5.00%, 08/01/40	754	752,836
5.00%, 09/01/40	6	6,295
5.00%, 10/01/40	26	25,628
5.00%, 04/01/41	382	380,399
5.00%, 05/01/41	1,545	1,540,101
5.00%, 06/01/41	407	404,926
5.00%, 08/01/41	806	803,134
5.00%, 10/01/41	1,888	1,878,003
5.00%, 01/01/42	9,664	9,631,346
5.00%, 05/01/42	3,576	3,563,860
5.00%, 09/01/47	307	302,609
Schedule of Investments
190

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
5.00%, 02/01/48	$1,456	$1,435,971
5.00%, 03/01/48	1,206	1,187,408
5.00%, 04/01/48	1,531	1,507,664
5.00%, 05/01/48	1,258	1,240,742
5.00%, 07/01/48	1,732	1,704,490
5.00%, 09/01/48	1,113	1,095,031
5.00%, 01/01/49	92	90,698
5.00%, 04/01/49	4,879	4,806,837
5.00%, 05/01/49	18	17,713
5.00%, 06/01/49	169	166,862
5.00%, 09/01/49	52	51,149
5.00%, 10/01/49	169	166,473
5.00%, 07/01/50	2,883	2,838,595
5.00%, 08/01/52	11,193	10,909,929
5.00%, 09/01/52	23,433	22,854,218
5.00%, 10/01/52	30,342	29,591,440
5.00%, 11/01/52	33,780	32,931,181
5.00%, 12/01/52	49,024	47,782,383
5.00%, 01/01/53	37,432	36,504,072
5.00%, 02/01/53	66,661	64,898,611
5.00%, 03/01/53	42,218	41,104,384
5.00%, 04/01/53	78,469	76,334,191
5.00%, 05/01/53	61,522	59,767,060
5.00%, 06/01/53	133,580	130,002,346
5.00%, 07/01/53	63,088	61,391,622
5.00%, 08/01/53	35,575	34,640,359
5.00%, 09/01/53	21,298	20,718,546
5.00%, 10/01/53	4,413	4,304,048
5.00%, 11/01/53	10,350	10,068,920
5.00%, 12/01/53	12,651	12,307,378
5.00%, 01/01/54	5,629	5,476,375
5.00%, 02/01/54	42,248	41,098,849
5.00%, 04/01/54	22,222	21,624,655
5.00%, 06/01/54	15,110	14,669,381
5.00%, 10/01/54	73,468	71,195,183
5.00%, 11/01/54	79,866	77,428,078
5.00%, 12/01/54	66,436	64,558,938
5.00%, 01/01/55	98,976	95,906,112
5.00%, 02/01/55	9,139	8,874,168
5.00%, 04/01/55	6,748	6,524,069
5.00%, 11/01/55	73,866	71,687,191
5.00%, 12/01/55	108,958	105,508,981
5.00%, 01/01/56	83,620	80,970,280
5.00%, 03/01/56	157,097	152,200,118
5.00%, 04/01/56	158,872	153,777,333
5.00%, 05/01/56	221,346	214,316,611
5.00%, 07/01/56	79,658	77,391,508
5.00%, 08/01/56	10,046	9,763,808
5.00%, 09/14/56(i)	236,994	228,593,045
5.50%, 05/01/33	505	510,638
5.50%, 11/01/33	1,069	1,080,757
5.50%, 09/01/34	1,689	1,714,308
5.50%, 09/01/36	111	111,994
5.50%, 03/01/38	120	121,796
5.50%, 06/01/38	3,156	3,206,092
5.50%, 11/01/38	255	259,329
5.50%, 07/01/40	749	760,652
5.50%, 09/01/41	17,397	17,597,688
5.50%, 01/01/47	1,459	1,481,503
5.50%, 12/01/48	139	140,437
5.50%, 09/01/52	9,477	9,532,593
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
5.50%, 11/01/52	$18,499	$18,511,552
5.50%, 12/01/52	45,919	46,006,869
5.50%, 01/01/53	105,150	105,299,064
5.50%, 02/01/53	75,066	75,033,984
5.50%, 03/01/53	61,283	61,311,440
5.50%, 04/01/53	79,130	78,972,328
5.50%, 05/01/53	116,735	116,401,236
5.50%, 06/01/53	24,134	24,136,401
5.50%, 07/01/53	39,493	39,500,548
5.50%, 08/01/53	30,895	30,783,419
5.50%, 09/01/53	68,717	68,482,405
5.50%, 10/01/53	36,725	36,600,905
5.50%, 11/01/53	35,493	35,453,301
5.50%, 12/01/53	5,279	5,259,612
5.50%, 01/01/54	7,768	7,772,986
5.50%, 02/01/54	72,472	72,210,643
5.50%, 03/01/54	91,583	91,100,427
5.50%, 04/01/54	60,164	59,832,039
5.50%, 05/01/54	63,301	62,953,388
5.50%, 06/01/54	38,727	38,536,446
5.50%, 07/01/54	31,126	31,064,585
5.50%, 08/01/54	53,426	53,202,366
5.50%, 09/01/54	18,915	18,887,440
5.50%, 10/01/54	122,457	121,702,760
5.50%, 11/01/54	88,883	88,944,512
5.50%, 01/01/55	17,576	17,465,344
5.50%, 02/01/55	2,089	2,075,972
5.50%, 03/01/55	9,276	9,238,443
5.50%, 04/01/55	46,560	46,353,219
5.50%, 05/01/55	87,352	87,005,917
5.50%, 06/01/55	10,416	10,378,106
5.50%, 07/01/55	24,813	24,630,784
5.50%, 08/01/55	13,848	13,802,888
5.50%, 09/01/55	164,170	163,442,469
5.50%, 10/01/55	61,203	61,044,591
5.50%, 11/01/55	181,914	181,045,241
5.50%, 12/01/55	20,716	20,610,295
5.50%, 01/01/56	26,647	26,506,583
5.50%, 02/01/56	59,543	59,256,008
5.50%, 03/01/56	61,174	60,822,325
5.50%, 04/01/56	9,840	9,834,793
5.50%, 05/01/56	2,819	2,802,024
5.50%, 06/01/56	66,676	66,314,921
5.50%, 07/01/56	71,786	71,556,463
5.50%, 08/01/56	106,887	106,179,542
5.50%, 09/14/56(i)	238,616	236,161,309
6.00%, 03/01/34	852	870,364
6.00%, 05/01/34	63	64,044
6.00%, 08/01/34	151	154,803
6.00%, 11/01/34	49	50,373
6.00%, 09/01/36	249	256,552
6.00%, 08/01/37	559	577,289
6.00%, 03/01/38	204	211,113
6.00%, 05/01/38	89	91,890
6.00%, 09/01/38	80	82,468
6.00%, 06/01/39	1,307	1,339,205
6.00%, 10/01/39	99	102,082
6.00%, 07/01/41	774	797,396
6.00%, 02/01/49	3,752	3,867,413
6.00%, 11/01/52	2,351	2,396,946
6.00%, 12/01/52	1,594	1,620,989
191
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
6.00%, 01/01/53	$25,243	$25,773,555
6.00%, 02/01/53	63,562	64,577,170
6.00%, 04/01/53	2,149	2,207,593
6.00%, 05/01/53	30,806	31,486,737
6.00%, 06/01/53	11,227	11,467,987
6.00%, 07/01/53	68,998	70,441,395
6.00%, 08/01/53	151,176	154,539,846
6.00%, 09/01/53	64,882	66,153,680
6.00%, 10/01/53	14,070	14,299,910
6.00%, 11/01/53	71,022	72,224,834
6.00%, 12/01/53	14,725	15,020,219
6.00%, 01/01/54	31,569	32,083,951
6.00%, 02/01/54	29,054	29,529,087
6.00%, 03/01/54	15,910	16,196,816
6.00%, 04/01/54	37,880	38,588,041
6.00%, 05/01/54	10,651	10,817,747
6.00%, 06/01/54	15,901	16,152,051
6.00%, 07/01/54	17,589	17,922,176
6.00%, 08/01/54	90,833	92,419,088
6.00%, 09/01/54	196,243	199,853,117
6.00%, 10/01/54	109,542	111,337,062
6.00%, 11/01/54	60,136	61,319,311
6.00%, 01/01/55	14,352	14,596,406
6.00%, 02/01/55	54,993	55,807,506
6.00%, 03/01/55	31,413	31,886,491
6.00%, 04/01/55	52,169	52,892,098
6.00%, 05/01/55	38,175	38,681,164
6.00%, 06/01/55	34,654	35,238,792
6.00%, 07/01/55	25,115	25,484,613
6.00%, 08/01/55	53,356	54,028,899
6.00%, 09/01/55	201,147	204,137,191
6.00%, 10/01/55	44,086	44,958,562
6.00%, 12/01/55	33,845	34,456,565
6.00%, 02/01/56	7,614	7,768,562
6.00%, 03/01/56	76,475	78,011,628
6.00%, 08/01/56	20,294	20,667,419
6.00%, 09/14/56(i)	247,348	250,036,094
6.50%, 08/01/36	16	16,690
6.50%, 09/01/36	107	111,480
6.50%, 10/01/36	15	15,725
6.50%, 12/01/36	24	24,791
6.50%, 07/01/37	26	26,904
6.50%, 08/01/37	1,213	1,270,281
6.50%, 10/01/37	45	47,286
6.50%, 11/01/37	8	8,670
6.50%, 12/01/37	330	344,401
6.50%, 06/01/38	13	13,983
6.50%, 10/01/39	348	364,636
6.50%, 05/01/40	11	11,571
6.50%, 07/01/53	4,918	5,120,700
6.50%, 09/01/53	22,576	23,431,809
6.50%, 10/01/53	50,924	52,935,677
6.50%, 11/01/53	60,271	62,555,356
6.50%, 12/01/53	123,484	128,365,161
6.50%, 01/01/54	56,333	58,573,882
6.50%, 02/01/54	34,325	35,794,432
6.50%, 03/01/54	38,096	39,583,940
6.50%, 04/01/54	13,217	13,705,474
6.50%, 05/01/54	3,460	3,575,545
6.50%, 06/01/54	16,896	17,512,560
6.50%, 07/01/54	16,491	17,118,745
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
6.50%, 08/01/54	$34,146	$35,332,052
6.50%, 09/01/54	27,113	28,129,660
6.50%, 10/01/54	2,004	2,071,747
6.50%, 01/01/55	14,599	15,102,883
6.50%, 02/01/55	25,152	26,148,782
6.50%, 03/01/55	2,824	2,931,070
6.50%, 04/01/55	9,425	9,742,578
6.50%, 07/01/55	15,870	16,434,026
6.50%, 08/01/55	41,829	43,397,229
6.50%, 09/01/55	15,861	16,437,661
6.50%, 10/01/55	5,654	5,854,827
6.50%, 11/01/55	32,602	33,842,085
6.50%, 09/14/56(i)	13,036	13,432,275
7.00%, 04/01/37	398	421,050
		32,662,364,599
U.S. Government Agency Obligations — 0.2%
Federal Home Loan Banks
2.13%, 12/14/29	70	65,012
3.25%, 11/16/28	25,470	24,893,944
4.25%, 12/10/27	75	74,900
5.50%, 07/15/36	7,900	8,290,071
Federal Home Loan Mortgage Corp.
6.25%, 07/15/32	73,453	79,670,427
6.75%, 03/15/31	21,820	23,776,742
Federal National Mortgage Association
0.88%, 08/05/30	17,530	15,269,509
5.63%, 07/15/37	795	842,718
6.25%, 05/15/29	580	606,799
6.63%, 11/15/30	8,180	8,831,152
7.13%, 01/15/30	10,000	10,819,524
7.25%, 05/15/30	17,396	19,026,699
Tennessee Valley Authority
1.50%, 09/15/31	1,000	862,244
3.50%, 12/15/42	525	421,060
4.63%, 09/15/60	1,000	839,752
4.88%, 05/15/35	4,000	4,002,810
4.88%, 01/15/48	8,035	7,452,666
5.25%, 09/15/39	458	463,563
5.25%, 02/01/55	1,600	1,507,569
5.50%, 06/15/38	10,000	10,321,190
5.88%, 04/01/36	95	102,015
6.15%, 01/15/38(b)	3,553	3,923,438
7.13%, 05/01/30	3,556	3,866,175
Series B, 4.70%, 07/15/33	1,500	1,494,867
		227,424,846
U.S. Government Obligations — 46.1%
U.S. Treasury Bonds
1.13%, 05/15/40	169,599	104,409,384
1.13%, 08/15/40	133,050	81,014,977
1.25%, 05/15/50	186,752	84,709,540
1.38%, 11/15/40	275,870	173,237,739
1.38%, 08/15/50	156,410	73,023,919
1.63%, 11/15/50	296,292	147,544,356
1.75%, 08/15/41	352,161	228,959,675
1.88%, 02/15/41	294,481	198,360,561
1.88%, 02/15/51	375,659	198,923,286
1.88%, 11/15/51	379,976	198,774,945
2.00%, 11/15/41	318,683	213,965,758
2.00%, 02/15/50	203,854	113,457,381
2.00%, 08/15/51	394,120	213,748,302
Schedule of Investments
192

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
U.S. Government Obligations (continued)
2.25%, 05/15/41	$236,217	$167,123,528
2.25%, 08/15/46	118,960	74,498,700
2.25%, 08/15/49	107,706	64,017,457
2.25%, 02/15/52	343,697	197,088,748
2.38%, 02/15/42	258,846	182,809,988
2.38%, 11/15/49	241,840	147,295,675
2.38%, 05/15/51	374,374	223,337,489
2.50%, 02/15/45	50,824	34,298,259
2.50%, 02/15/46	139,976	92,799,714
2.50%, 05/15/46	123,517	81,559,819
2.75%, 08/15/42	92,186	68,145,620
2.75%, 11/15/42	128,580	94,526,391
2.75%, 08/15/47	161,999	109,956,821
2.75%, 11/15/47	158,550	107,268,984
2.88%, 05/15/43	121,184	89,922,315
2.88%, 08/15/45	119,644	85,414,599
2.88%, 11/15/46	54,000	37,892,813
2.88%, 05/15/49	42,000	28,566,563
2.88%, 05/15/52	322,975	213,213,965
3.00%, 05/15/42	53,150	40,942,109
3.00%, 11/15/44	99,727	73,533,080
3.00%, 05/15/45	27,414	20,063,621
3.00%, 11/15/45	65,100	47,319,563
3.00%, 02/15/47	116,190	83,094,005
3.00%, 05/15/47	116,620	83,164,638
3.00%, 02/15/48	154,550	109,175,086
3.00%, 08/15/48	161,252	113,254,053
3.00%, 02/15/49	33,660	23,514,386
3.00%, 08/15/52	310,126	209,722,708
3.13%, 11/15/41	53,901	42,708,120
3.13%, 02/15/42	71,800	56,564,938
3.13%, 02/15/43	76,200	58,924,031
3.13%, 08/15/44	60,519	45,691,845
3.13%, 05/15/48	150,667	108,598,093
3.25%, 05/15/42	205,640	163,965,769
3.38%, 08/15/42	207,899	167,878,443
3.38%, 05/15/44	84,200	66,281,188
3.38%, 11/15/48	249,432	187,074,300
3.50%, 02/15/39	24,000	21,007,500
3.63%, 08/15/43	73,600	60,593,500
3.63%, 02/15/44	83,950	68,720,945
3.63%, 02/15/53	308,124	235,281,713
3.63%, 05/15/53	310,001	236,472,638
3.75%, 08/15/41	52,000	44,841,875
3.75%, 11/15/43	36,600	30,578,156
3.88%, 08/15/40	50,516	44,864,523
3.88%, 02/15/43	184,663	158,233,108
3.88%, 05/15/43	190,341	162,592,851
4.00%, 11/15/42	209,722	183,179,059
4.00%, 11/15/52	308,419	252,180,723
4.13%, 08/15/44	205,370	179,217,414
4.13%, 08/15/53	278,474	232,395,255
4.25%, 05/15/39	37,340	35,099,600
4.25%, 11/15/40	28,889	26,668,158
4.25%, 02/15/54	301,396	256,751,717
4.25%, 08/15/54	309,022	263,199,832
4.38%, 02/15/38	32,000	30,960,000
4.38%, 11/15/39	50,933	48,139,643
4.38%, 05/15/40	32,403	30,489,198
4.38%, 05/15/41	15,949	14,840,046
4.38%, 08/15/43	209,492	190,441,321
Security	Par (000)	Value
U.S. Government Obligations (continued)
4.50%, 02/15/36(b)	$27,685	$27,377,870
4.50%, 05/15/38	47,000	45,810,313
4.50%, 08/15/39	50,707	48,678,720
4.50%, 02/15/44	209,249	192,476,385
4.50%, 11/15/54	297,076	263,887,041
4.63%, 02/15/40	45,950	44,470,984
4.63%, 05/15/44	209,746	195,686,463
4.63%, 11/15/44	201,758	187,666,465
4.63%, 11/15/45	131,382	121,630,992
4.63%, 02/15/46	122,198	113,052,243
4.63%, 05/15/54	301,974	273,852,671
4.63%, 02/15/55	301,791	273,639,558
4.63%, 11/15/55	270,661	245,455,694
4.75%, 02/15/37	21,977	22,045,678
4.75%, 02/15/41	56,158	54,578,556
4.75%, 11/15/43	204,910	194,760,552
4.75%, 02/15/45	169,168	159,678,733
4.75%, 11/15/53	302,632	279,840,027
4.75%, 05/15/55	296,872	274,699,372
4.75%, 08/15/55	306,223	283,351,970
4.75%, 02/15/56	286,294	265,135,084
4.88%, 08/15/45	136,921	131,037,676
5.00%, 05/15/37	53,658	54,940,762
5.00%, 05/15/45	148,200	144,170,910
5.00%, 05/15/46	83,041	80,601,671
5.00%, 05/15/56	336,844	324,738,669
5.13%, 08/15/56	87,043	85,560,549
5.25%, 11/15/28	29,377	29,879,622
5.25%, 02/15/29	40,090	40,907,460
5.50%, 08/15/28(b)	77,000	78,503,906
6.13%, 08/15/29	31,750	33,203,555
6.25%, 05/15/30	5,000	5,297,656
U.S. Treasury Notes
0.38%, 09/30/27	105,000	100,750,781
0.50%, 10/31/27	202,200	193,638,094
0.63%, 11/30/27	197,000	188,342,774
0.63%, 12/31/27	192,700	183,622,024
0.63%, 05/15/30	292,641	254,757,710
0.63%, 08/15/30	396,000	341,426,250
0.75%, 01/31/28	327,955	312,108,113
0.88%, 11/15/30	306,732	264,795,984
1.00%, 07/31/28	412,178	387,093,107
1.13%, 02/29/28	296,906	283,324,869
1.13%, 08/31/28	273,600	256,906,126
1.13%, 02/15/31	345,276	299,230,210
1.25%, 03/31/28	273,827	261,109,020
1.25%, 04/30/28	282,109	268,290,068
1.25%, 05/31/28	269,485	255,642,313
1.25%, 06/30/28	274,615	259,843,717
1.25%, 09/30/28	327,539	307,502,827
1.25%, 08/15/31	433,900	371,662,469
1.38%, 10/31/28	241,616	226,854,772
1.38%, 12/31/28	196,730	183,788,855
1.38%, 11/15/31	505,660	432,378,807
1.50%, 11/30/28	284,200	266,925,969
1.50%, 02/15/30	83,185	75,444,896
1.63%, 08/15/29	54,000	49,907,813
1.63%, 05/15/31	408,564	359,344,806
1.75%, 01/31/29	214,451	201,634,203
1.75%, 11/15/29	125,000	115,146,485
1.88%, 02/28/29	259,200	243,992,251
193
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
U.S. Government Obligations (continued)
1.88%, 02/15/32	$447,773	$390,611,978
2.25%, 11/15/27	153,750	150,110,450
2.38%, 03/31/29	244,200	232,295,250
2.38%, 05/15/29	191,600	181,825,407
2.63%, 02/15/29	211,491	202,882,656
2.63%, 07/31/29	165,486	157,521,986
2.75%, 02/15/28	222,702	217,856,492
2.75%, 05/31/29	226,276	216,729,981
2.75%, 08/15/32	407,350	369,192,764
2.88%, 05/15/28	252,994	247,005,159
2.88%, 08/15/28	219,930	213,907,699
2.88%, 04/30/29	201,320	193,707,588
2.88%, 05/15/32	489,500	448,580,859
3.13%, 11/15/28	207,515	202,148,793
3.13%, 08/31/29	208,900	201,457,938
3.25%, 06/30/29	235,320	228,168,479
3.38%, 09/15/27(b)	326,860	324,114,886
3.38%, 11/30/27	347,788	343,970,484
3.38%, 12/31/27	346,763	342,658,734
3.38%, 02/29/28	364,340	359,486,878
3.38%, 09/15/28	417,595	409,699,845
3.38%, 05/15/33	459,779	427,486,712
3.50%, 09/30/27	281,726	279,536,020
3.50%, 10/31/27	77,878	77,196,568
3.50%, 01/31/28	425,074	420,424,753
3.50%, 04/30/28	184,772	182,332,433
3.50%, 10/15/28	511,838	503,000,800
3.50%, 11/15/28	206,274	202,551,400
3.50%, 12/15/28	214,147	210,131,744
3.50%, 01/15/29	193,008	189,223,235
3.50%, 02/15/29	180,889	177,200,561
3.50%, 03/15/29	199,987	195,815,397
3.50%, 09/30/29	271,844	264,729,334
3.50%, 01/31/30	278,767	270,512,885
3.50%, 04/30/30	202,861	196,410,655
3.50%, 11/30/30	379,305	365,051,431
3.50%, 02/28/31	439,138	421,846,941
3.50%, 02/15/33	446,172	419,192,537
3.63%, 03/31/28	196,026	193,958,539
3.63%, 05/31/28	192,612	190,324,733
3.63%, 08/15/28	457,326	451,216,413
3.63%, 08/31/29	268,674	262,796,756
3.63%, 03/31/30	198,200	192,842,406
3.63%, 08/31/30	456,298	442,359,524
3.63%, 09/30/30	397,832	385,492,994
3.63%, 10/31/30	386,285	373,972,166
3.63%, 12/31/30	427,182	412,931,478
3.63%, 09/30/31	182,477	175,206,432
3.75%, 04/15/28	260,217	257,868,948
3.75%, 04/30/28	227,129	225,052,900
3.75%, 05/15/28	319,169	316,126,920
3.75%, 12/31/28	238,623	235,341,934
3.75%, 05/31/30	184,698	180,239,276
3.75%, 06/30/30	184,750	180,174,552
3.75%, 12/31/30	188,697	183,301,445
3.75%, 01/31/31	365,956	355,320,404
3.75%, 08/31/31	201,394	194,612,687
3.75%, 10/31/32	217,276	207,770,175
3.75%, 11/30/32	231,228	220,949,194
3.75%, 02/28/33	215,954	205,949,257
3.88%, 10/15/27	327,583	326,201,009
Security	Par (000)	Value
U.S. Government Obligations (continued)
3.88%, 11/30/27	$182,727	$181,813,365
3.88%, 12/31/27	201,257	200,156,376
3.88%, 03/15/28	281,071	279,259,410
3.88%, 03/31/28	34,400	34,170,219
3.88%, 06/15/28	499,104	495,165,760
3.88%, 07/15/28	531,609	527,185,848
3.88%, 04/15/29	186,865	184,499,990
3.88%, 05/15/29	190,196	187,729,396
3.88%, 09/30/29	255,228	251,299,883
3.88%, 11/30/29	192,418	189,216,045
3.88%, 12/31/29	274,278	269,542,420
3.88%, 04/30/30	292,824	287,242,042
3.88%, 06/30/30	398,270	390,211,257
3.88%, 07/31/30	335,718	328,741,360
3.88%, 03/31/31	415,378	404,993,550
3.88%, 04/30/31	444,555	433,232,740
3.88%, 08/31/32	227,340	219,258,775
3.88%, 09/30/32	147,040	141,709,800
3.88%, 12/31/32	223,635	215,056,502
3.88%, 08/15/33	489,475	468,060,469
3.88%, 08/15/34	569,018	539,233,464
4.00%, 12/15/27	300,320	299,240,725
4.00%, 02/29/28	232,563	231,518,283
4.00%, 05/31/28	140,474	139,700,296
4.00%, 06/30/28	200,945	199,775,438
4.00%, 01/31/29	231,306	229,300,144
4.00%, 07/31/29	288,990	285,806,596
4.00%, 10/31/29	264,523	261,257,794
4.00%, 02/28/30	559,636	551,809,843
4.00%, 03/31/30	304,708	300,280,212
4.00%, 05/31/30	409,084	402,755,982
4.00%, 07/31/30	181,844	178,860,622
4.00%, 01/31/31	187,728	184,105,437
4.00%, 04/30/32	160,198	155,930,226
4.00%, 06/30/32	150,000	145,828,125
4.00%, 07/31/32	230,778	224,179,192
4.00%, 01/31/33	183,604	177,679,903
4.00%, 02/15/34	538,515	516,848,188
4.00%, 11/15/35	546,568	517,360,772
4.13%, 09/30/27	267,000	266,655,821
4.13%, 10/31/27	169,710	169,418,311
4.13%, 11/15/27	294,358	293,817,576
4.13%, 06/30/28	133,770	133,278,814
4.13%, 07/31/28	192,105	191,354,590
4.13%, 08/31/28	20,131	20,049,218
4.13%, 03/31/29	264,770	263,115,187
4.13%, 06/15/29	145,644	144,608,563
4.13%, 07/15/29	124,244	123,321,877
4.13%, 10/31/29	298,820	296,205,325
4.13%, 11/30/29	302,584	299,841,832
4.13%, 08/31/30	177,479	175,274,379
4.13%, 03/31/31	181,787	179,074,398
4.13%, 05/31/31	441,856	435,021,040
4.13%, 06/30/31	371,998	366,127,407
4.13%, 07/31/31	180,913	177,902,496
4.13%, 10/31/31	152,228	149,516,439
4.13%, 11/30/31	146,902	144,204,972
4.13%, 02/29/32	153,207	150,214,676
4.13%, 03/31/32	163,610	160,337,800
4.13%, 05/31/32	171,459	167,842,287
4.13%, 11/15/32	393,696	384,253,449
Schedule of Investments
194

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
U.S. Government Obligations (continued)
4.13%, 04/30/33	$201,685	$196,264,716
4.13%, 02/15/36	565,019	539,151,724
4.25%, 01/15/28	306,551	306,323,481
4.25%, 02/15/28	299,751	299,493,403
4.25%, 07/31/28	138,692	138,459,040
4.25%, 02/28/29	310,929	310,054,512
4.25%, 06/30/29	310,552	309,314,646
4.25%, 08/15/29	162,662	161,988,478
4.25%, 01/31/30	321,958	320,046,374
4.25%, 02/28/31	191,977	190,162,218
4.25%, 06/30/31	203,146	200,955,832
4.25%, 03/31/33	179,538	176,101,531
4.25%, 05/31/33	222,794	218,303,308
4.25%, 06/30/33	181,021	177,301,585
4.25%, 11/15/34	568,556	551,943,504
4.25%, 05/15/35	550,694	533,054,583
4.25%, 08/15/35	547,901	529,494,951
4.38%, 08/31/28	199,192	199,316,495
4.38%, 11/30/28	238,527	238,564,270
4.38%, 12/31/29	271,409	270,963,721
4.38%, 11/30/30	171,290	170,620,898
4.38%, 07/31/31	417,721	415,534,494
4.38%, 08/31/31	14,683	14,604,997
4.38%, 01/31/32	160,915	159,720,710
4.38%, 07/31/33	213,879	210,954,874
4.38%, 05/15/34	558,316	548,370,996
4.38%, 05/15/36	524,733	509,974,884
4.50%, 05/31/29	268,734	269,426,831
4.50%, 12/31/31	225,022	224,775,882
4.50%, 08/31/33	7,095	7,048,439
4.50%, 11/15/33	534,025	529,894,653
4.63%, 09/30/28	197,522	198,555,905
4.63%, 04/30/29	287,750	289,413,555
4.63%, 09/30/30	182,484	183,553,243
4.63%, 04/30/31	199,727	200,819,257
4.63%, 05/31/31	197,795	198,845,786
4.63%, 02/15/35	563,326	560,773,430
4.63%, 08/15/36	218,650	216,565,992
4.88%, 10/31/28	203,733	205,865,830
4.88%, 10/31/30	178,613	181,334,058
		63,852,122,988
Total U.S. Government & Agency Obligations — 69.9% (Cost: $103,814,709,589)		96,741,912,433
Total Long-Term Investments — 98.5% (Cost: $146,352,473,878)		136,379,559,417
	Shares
Short-Term Securities
Money Market Funds — 3.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.84%(j)(k)	4,162,527,071	4,163,775,830
Security	Shares	Value
Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.65%(j)(k)(l)	752,320,567	$752,320,567
Total Short-Term Securities — 3.5% (Cost: $4,914,947,416)		4,916,096,397
Total Investments Before TBA Sales Commitments — 102.0% (Cost: $151,267,421,294)		141,295,655,814
	Par (000)
TBA Sales Commitments(i)
Mortgage-Backed Securities — (0.0)%
Government National Mortgage Association, 5.00%, 09/21/56	$(30,125)	(29,165,707)
Uniform Mortgage-Backed Securities, 5.50%, 09/14/56	(34,625)	(34,268,805)
Total TBA Sales Commitments — (0.0)% (Proceeds: $(63,540,785))		(63,434,512)
Total Investments, Net of TBA Sales Commitments — 102.0% (Cost: $151,203,880,509)		141,232,221,302
Liabilities in Excess of Other Assets — (2.0)%		(2,748,674,127)
Net Assets — 100.0%		$138,483,547,175

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Zero-coupon bond.
(e)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(f)	U.S. dollar denominated security issued by foreign domiciled entity.
(g)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(h)	Perpetual security with no stated maturity date.
(i)	Represents or includes a TBA transaction.
(j)	Affiliate of the Fund.
(k)	Annualized 7-day yield as of period end.
(l)	All or a portion of this security was purchased with the cash collateral from loaned securities.
195
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Core U.S. Aggregate Bond ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended August 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 02/28/26	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/26	Shares Held at 08/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institu- tional, SL Agency Shares	$4,509,857,373	$—	$(345,190,965)(a)	$(450,084)	$(440,494)	$4,163,775,830	4,162,527,071	$72,573,313	$—
BlackRock Cash Funds: Trea- sury, SL Agency Shares	936,371,511	—	(184,050,944)(a)	—	—	752,320,567	752,320,567	2,131,880 (b)	—
				$(450,084)	$(440,494)	$4,916,096,397		$74,705,193	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$466,839,278	$—	$466,839,278
Collateralized Mortgage Obligations	—	1,402,184,048	—	1,402,184,048
Corporate Bonds & Notes	—	34,017,125,955	—	34,017,125,955
Foreign Government Obligations	—	3,222,304,485	—	3,222,304,485
Municipal Debt Obligations	—	529,193,218	—	529,193,218
U.S. Government & Agency Obligations	—	96,741,912,433	—	96,741,912,433
Short-Term Securities
Money Market Funds	4,916,096,397	—	—	4,916,096,397
Liabilities
Investments
TBA Sales Commitments	—	(63,434,512)	—	(63,434,512)
	$4,916,096,397	$136,316,124,905	$—	$141,232,221,302
See notes to financial statements.
Schedule of Investments
196

Schedule of Investments (unaudited)
August 31, 2026
iShares® Total USD Fixed Income Market ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Collateralized Mortgage Obligations
Mortgage-Backed Securities — 1.0%
Benchmark Mortgage Trust, 5.18%, 10/15/58	$300	$299,980
Total Collateralized Mortgage Obligations — 1.0% (Cost: $309,017)		299,980
Corporate Bonds & Notes
Aerospace & Defense — 0.5%
Boeing Co. (The)
5.81%, 05/01/50	20	18,859
6.30%, 05/01/29	5	5,165
General Electric Co., 4.90%, 01/29/36	10	9,727
Honeywell Aerospace, Inc., 4.95%, 03/16/36	10	9,603
L3Harris Technologies, Inc.
4.40%, 06/15/28	10	9,943
5.40%, 07/31/33	5	5,020
Lockheed Martin Corp.
3.90%, 06/15/32	10	9,503
4.09%, 09/15/52	5	3,757
Northrop Grumman Corp.
3.25%, 01/15/28	10	9,820
4.03%, 10/15/47	5	3,814
RTX Corp.
4.13%, 11/16/28	5	4,940
4.63%, 11/16/48	5	4,155
6.10%, 03/15/34	20	21,031
TransDigm, Inc., 6.63%, 03/01/32(a)	15	15,313
		130,650
Agriculture — 0.3%
Altria Group, Inc.
3.40%, 02/04/41	10	7,380
4.25%, 08/09/42	10	7,960
BAT Capital Corp.
2.26%, 03/25/28	5	4,816
5.83%, 02/20/31	10	10,273
7.08%, 08/02/43	10	10,777
Bunge Ltd. Finance Corp., 3.20%, 04/21/31	10	9,217
Philip Morris International, Inc.
4.25%, 11/10/44	10	8,106
4.88%, 02/15/28	5	5,019
4.88%, 04/29/36	15	14,344
5.25%, 09/07/28	10	10,109
		88,001
Airlines — 0.1%
American Airlines Pass-Through Trust, Series 2015-2, Class AA, 3.60%, 03/22/29	5	5,184
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/29(a)	14	13,734
United Airlines Pass-Through Trust, Series 2016-2, Class AA, 2.88%, 04/07/30	15	13,978
		32,896
Apparel — 0.1%
Beach Acquisition Bidco LLC, 10.00%, 07/15/33, (10.00% PIK)(a)(b)	16	16,976
NIKE, Inc., 3.25%, 03/27/40	20	15,417
		32,393
Auto Manufacturers — 0.8%
Allison Transmission, Inc., 3.75%, 01/30/31(a)	15	13,983
Security	Par (000)	Value
Auto Manufacturers (continued)
American Honda Finance Corp.
4.46%, 03/03/28, (1-day SOFR + 0.82%)(c)	$10	$10,014
4.90%, 01/10/34	10	9,645
5.13%, 07/07/28	5	5,030
BMW U.S. Capital LLC
4.15%, 04/09/30(a)	5	4,841
5.15%, 08/11/33(a)	10	9,813
Ford Motor Co.
4.75%, 01/15/43	10	7,727
6.63%, 10/01/28	15	15,420
9.63%, 04/22/30	15	16,860
General Motors Co., 6.60%, 04/01/36	10	10,513
General Motors Financial Co., Inc.
3.60%, 06/21/30	10	9,465
5.80%, 01/07/29	10	10,185
6.00%, 01/09/28	5	5,073
Honda Motor Co. Ltd., 4.69%, 07/08/30	5	4,930
Hyundai Capital America
4.55%, 01/08/31(a)	15	14,616
4.88%, 11/01/27(a)	5	5,006
5.00%, 01/07/28(a)(d)	10	10,024
5.68%, 06/26/28(a)	10	10,130
Nissan Motor Acceptance Co. LLC, 5.63%, 09/29/28(a)	15	14,937
PACCAR Financial Corp., 5.00%, 03/22/34	10	9,891
Toyota Motor Credit Corp.
4.35%, 10/08/27	5	4,998
5.05%, 05/16/29	10	10,081
5.35%, 01/09/35	10	10,009
Series B, 4.20%, 01/10/31	10	9,724
		232,915
Auto Parts & Equipment — 0.1%
Goodyear Tire & Rubber Co. (The), 8.88%, 07/15/32	15	15,300
Lear Corp., 2.60%, 01/15/32	10	8,727
ZF North America Capital, Inc., 7.50%, 03/24/31(a)	15	15,380
		39,407
Banks — 4.8%
Banco Santander SA, 6.61%, 11/07/28	50	51,817
Bank of America Corp.
2.50%, 02/13/31, (3-mo. CME Term SOFR + 1.25%)(c)	10	9,198
2.97%, 07/21/52, (1-day SOFR + 1.56%)(c)	10	6,148
3.31%, 04/22/42, (1-day SOFR + 1.58%)(c)	10	7,466
3.42%, 12/20/28, (3-mo. CME Term SOFR + 1.30%)(c)	10	9,842
4.08%, 03/20/51, (3-mo. CME Term SOFR + 3.41%)(c)	10	7,560
4.24%, 04/24/38, (3-mo. CME Term SOFR + 2.08%)(c)	10	8,895
4.44%, 01/20/48, (3-mo. CME Term SOFR + 2.25%)(c)	10	8,139
5.02%, 07/22/33, (1-day SOFR + 2.16%)(c)	10	9,877
5.47%, 01/23/35, (1-day SOFR + 1.65%)(c)	5	5,011
5.51%, 01/24/36, (1-day SOFR + 1.31%)(c)	5	4,994
5.87%, 09/15/34, (1-day SOFR + 1.84%)(c)	15	15,423
6.20%, 11/10/28, (1-day SOFR + 1.99%)(c)	15	15,266
Bank of Montreal
3.09%, 01/10/37, (5-year CMT + 1.40%)(c)	10	8,838
4.06%, 09/22/28, (1-day SOFR Index + 0.75%)(c)	5	4,973
4.64%, 09/10/30, (1-day SOFR + 1.25%)(c)	10	9,913
5.51%, 06/04/31	10	10,198
197
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Total USD Fixed Income Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Bank of New York Mellon Corp. (The)
5.80%, 10/25/28, (1-day SOFR Index + 1.80%)(c)(d)	$5	$5,069
5.83%, 10/25/33, (1-day SOFR Index + 2.07%)(c)	10	10,319
Bank of Nova Scotia (The)
4.65%, 09/08/28, (1-day SOFR + 1.00%)(c)	10	10,040
4.74%, 11/10/32, (1-day SOFR + 1.44%)(c)	10	9,746
Barclays PLC
4.48%, 11/11/29, (1-day SOFR + 1.08%)(c)	50	49,446
4.84%, 09/10/28, (1-day SOFR + 1.34%)(c)	10	10,005
Blackstone Reg Finance Co. LLC, 4.95%, 02/15/36	10	9,503
Canadian Imperial Bank of Commerce
3.60%, 04/07/32	10	9,238
4.24%, 09/08/28, (1-day SOFR Index + 0.60%)(c)	5	4,979
4.68%, 03/30/29, (1-day SOFR + 1.03%)(c)	10	10,051
5.00%, 04/28/28	10	10,054
Citigroup, Inc.
4.41%, 03/31/31, (1-day SOFR + 3.91%)(c)	10	9,779
4.65%, 07/23/48	5	4,163
5.61%, 03/04/56, (1-day SOFR + 1.75%)(c)	25	23,385
6.02%, 01/24/36, (1-day SOFR + 1.83%)(c)	5	5,034
6.68%, 09/13/43	10	10,615
Citizens Financial Group, Inc., 5.72%, 07/23/32, (1-day SOFR + 1.91%)(c)	10	10,121
Commonwealth Bank of Australia, 3.90%, 07/12/47(a)	15	11,587
Cooperatieve Rabobank UA, 5.25%, 05/24/41	15	14,367
Deutsche Bank AG/New York, 4.95%, 08/04/31, (1-day SOFR + 1.30%)(c)	10	9,849
First Horizon Corp., 5.51%, 03/07/31, (1-day SOFR + 1.77%)(c)	10	10,005
Goldman Sachs Group, Inc. (The)
2.65%, 10/21/32, (1-day SOFR + 1.26%)(c)	10	8,779
3.10%, 02/24/33, (1-day SOFR + 1.41%)(c)	5	4,465
3.44%, 02/24/43, (1-day SOFR + 1.63%)(c)	10	7,333
3.80%, 03/15/30	10	9,603
4.22%, 05/01/29, (3-mo. CME Term SOFR + 1.56%)(c)	5	4,950
4.37%, 01/21/29, (1-day SOFR + 0.71%)(c)(d)	15	15,002
4.94%, 10/21/36, (1-day SOFR + 1.33%)(c)	5	4,723
5.22%, 04/23/31, (1-day SOFR + 1.58%)(c)	25	25,023
5.73%, 04/25/30, (1-day SOFR + 1.27%)(c)	20	20,332
5.73%, 01/28/56, (1-day SOFR + 1.70%)(c)	20	18,529
HSBC Holdings PLC
5.13%, 11/06/36, (1-day SOFR + 1.43%)(c)	25	23,925
6.33%, 03/09/44, (1-day SOFR + 2.65%)(c)	10	10,252
Huntington Bancshares, Inc./Ohio, 5.71%, 02/02/35, (1-day SOFR Index + 1.87%)(c)	10	10,017
JPMorgan Chase & Co.
2.74%, 10/15/30, (3-mo. CME Term SOFR + 1.51%)(c)	10	9,358
2.96%, 01/25/33, (1-day SOFR + 1.26%)(c)	15	13,397
3.16%, 04/22/42, (3-mo. CME Term SOFR + 1.46%)(c)	10	7,351
3.33%, 04/22/52, (1-day SOFR + 1.58%)(c)	10	6,592
3.90%, 01/23/49, (3-mo. CME Term SOFR + 1.48%)(c)	10	7,460
4.45%, 12/05/29, (3-mo. CME Term SOFR + 1.59%)(c)	10	9,921
4.51%, 10/22/28, (1-day SOFR + 0.86%)(c)	20	19,975
4.91%, 07/25/33, (1-day SOFR + 2.08%)(c)	10	9,829
5.14%, 01/24/31, (1-day SOFR + 1.01%)(c)	25	25,081
5.15%, 04/23/37, (1-day SOFR + 1.26%)(c)	10	9,677
Security	Par (000)	Value
Banks (continued)
5.29%, 07/22/35, (1-day SOFR + 1.46%)(c)	$5	$4,948
5.35%, 06/01/34, (1-day SOFR + 1.85%)(c)	10	10,007
5.53%, 11/29/45, (1-day SOFR + 1.55%)(c)	5	4,767
5.58%, 07/23/36, (1-day SOFR + 1.64%)(c)	10	9,918
KeyCorp
4.10%, 04/30/28	10	9,895
6.40%, 03/06/35, (1-day SOFR Index + 2.42%)(c)	10	10,402
Kreditanstalt fuer Wiederaufbau, 3.75%, 07/15/30	25	24,359
Landwirtschaftliche Rentenbank, 1.00%, 02/25/28(e)	15	14,282
Lloyds Banking Group PLC, 5.68%, 01/05/35, (1-year CMT + 1.75%)(c)	10	10,085
M&T Bank Corp., 6.08%, 03/13/32, (1-day SOFR + 2.26%)(c)	10	10,302
Mitsubishi UFJ Financial Group, Inc.
4.29%, 07/26/38(d)	10	9,064
4.53%, 09/12/31, (1-year CMT + 0.80%)(c)	25	24,395
Mizuho Financial Group, Inc., 4.71%, 07/08/31, (1-year CMT + 0.92%)(c)	10	9,849
Morgan Stanley
3.22%, 04/22/42, (1-day SOFR + 1.49%)(c)	10	7,355
4.46%, 04/22/39, (3-mo. CME Term SOFR + 1.69%)(c)	10	8,906
4.65%, 10/18/30, (1-day SOFR + 1.10%)(c)	10	9,885
5.30%, 04/10/37, (1-day SOFR Index + 1.41%)(c)	10	9,682
5.32%, 07/19/35, (1-day SOFR + 1.56%)(c)	5	4,922
5.52%, 11/19/55, (1-day SOFR + 1.71%)(c)	10	9,160
5.59%, 01/18/36, (1-day SOFR + 1.42%)(c)	5	4,992
5.90%, 03/13/47, (1-day SOFR + 1.78%)(c)	10	9,743
6.30%, 10/18/28, (1-day SOFR + 2.24%)(c)	10	10,184
Series I, 4.13%, 10/18/29, (1-day SOFR + 0.91%)(c)	10	9,844
Series I, 4.36%, 10/22/31, (1-day SOFR + 1.07%)(c)	25	24,184
Northern Trust Corp., 4.15%, 11/19/30	15	14,602
PNC Financial Services Group, Inc. (The)
2.55%, 01/22/30	10	9,250
4.62%, 10/26/29, (1-day SOFR + 0.68%)(c)	15	14,949
5.35%, 12/02/28, (1-day SOFR + 1.62%)(c)	5	5,045
5.49%, 05/14/30, (1-day SOFR + 1.20%)(c)	10	10,139
5.58%, 06/12/29, (1-day SOFR + 1.84%)(c)	10	10,146
6.04%, 10/28/33, (1-day SOFR Index + 2.14%)(c)	10	10,335
Royal Bank of Canada
4.49%, 01/24/29, (1-day SOFR Index + 0.83%)(c)	15	15,032
4.52%, 10/18/28, (1-day SOFR Index + 0.86%)(c)	10	9,987
4.65%, 10/18/30, (1-day SOFR Index + 1.08%)(c)	10	9,896
5.00%, 02/01/33	10	9,903
5.15%, 02/04/31, (1-day SOFR + 1.03%)(c)	10	10,030
Societe Generale SA, 5.44%, 10/03/36, (1-day SOFR + 1.73%)(a)(c)	10	9,556
Southstate Bank Corp., 7.00%, 06/13/35, (3-mo. CME Term SOFR + 3.19%)(c)	5	5,159
State Street Corp.
3.03%, 11/01/34, (1-day SOFR + 1.49%)(c)	10	9,369
4.33%, 10/22/27	10	9,991
5.68%, 11/21/29, (1-day SOFR + 1.48%)(c)	10	10,200
Sumitomo Mitsui Financial Group, Inc.
2.13%, 07/08/30	5	4,484
5.80%, 07/08/46, (1-day SOFR + 1.78%)(c)	10	9,538
5.84%, 07/09/44	10	9,680
Toronto-Dominion Bank (The)
4.46%, 06/08/32	10	9,668
4.69%, 09/15/27	5	5,012
4.99%, 04/05/29	10	10,049
Schedule of Investments
198

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Total USD Fixed Income Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.52%, 07/17/28	$5	$5,076
Truist Financial Corp.
5.07%, 05/20/31, (1-day SOFR + 1.31%)(c)	5	4,988
5.71%, 01/24/35, (1-day SOFR + 1.92%)(c)	10	10,064
7.16%, 10/30/29, (1-day SOFR + 2.45%)(c)	10	10,450
Series I, 5.28%, 04/23/37, (1-day SOFR + 1.41%)(c)	10	9,658
U.S. Bancorp
4.84%, 02/01/34, (1-day SOFR + 1.60%)(c)	10	9,695
5.08%, 05/15/31, (1-day SOFR + 1.30%)(c)	5	4,999
5.78%, 06/12/29, (1-day SOFR + 2.02%)(c)	10	10,172
UBS Group AG, 5.01%, 03/23/37, (1-day SOFR + 1.34%)(a)(c)	10	9,498
Wells Fargo & Co.
2.88%, 10/30/30, (3-mo. CME Term SOFR + 1.43%)(c)	10	9,383
4.96%, 01/23/37, (1-day SOFR + 1.10%)(c)	10	9,520
5.01%, 04/04/51, (3-mo. CME Term SOFR + 4.50%)(c)	10	8,584
5.03%, 04/23/29, (1-day SOFR + 1.37%)(c)	10	10,108
5.24%, 01/24/31, (1-day SOFR + 1.11%)(c)	25	25,135
5.39%, 04/24/34, (1-day SOFR + 2.02%)(c)	20	19,977
5.57%, 07/25/29, (1-day SOFR + 1.74%)(c)	10	10,137
5.61%, 04/23/36, (1-day SOFR + 1.74%)(c)	5	5,021
5.61%, 01/15/44	10	9,299
Westpac Banking Corp.
2.96%, 11/16/40	20	14,329
4.47%, 07/01/30, (1-day SOFR + 0.82%)(c)	10	10,087
		1,411,817
Beverages — 0.3%
Anheuser-Busch Cos LLC/Anheuser-Busch InBev Worldwide, Inc.
4.70%, 02/01/36	5	4,736
4.90%, 02/01/46	10	8,746
Anheuser-Busch InBev Worldwide, Inc., 5.55%, 01/23/49	5	4,717
Coca-Cola Co. (The)
1.00%, 03/15/28	5	4,748
1.65%, 06/01/30	10	8,967
Constellation Brands, Inc., 4.75%, 05/09/32	10	9,748
Keurig Dr Pepper, Inc., 4.60%, 05/15/30	10	9,812
Molson Coors Beverage Co., 4.20%, 07/15/46	10	7,657
PepsiCo, Inc.
4.45%, 05/15/28	5	4,999
5.25%, 07/17/54	10	9,235
		73,365
Biotechnology — 0.2%
Amgen, Inc.
5.15%, 03/02/28	5	5,032
5.25%, 03/02/30	10	10,091
5.60%, 03/02/43	10	9,621
5.65%, 03/02/53	10	9,319
5.75%, 03/02/63	10	9,255
Gilead Sciences, Inc.
1.20%, 10/01/27	5	4,831
4.15%, 03/01/47	10	7,867
5.10%, 06/15/35	10	9,871
		65,887
Building Materials — 0.2%
Carrier Global Corp., 2.72%, 02/15/30	10	9,297
Martin Marietta Materials, Inc., 3.20%, 07/15/51	10	6,274
Security	Par (000)	Value
Building Materials (continued)
Owens Corning, 3.88%, 06/01/30	$10	$9,603
Quikrete Holdings, Inc., 6.38%, 03/01/32(a)	15	15,178
Smyrna Ready Mix Concrete LLC, 8.88%, 11/15/31(a)	15	15,718
Vulcan Materials Co., 5.35%, 12/01/34	10	9,942
		66,012
Chemicals — 0.3%
Air Products and Chemicals, Inc.
4.60%, 02/08/29	5	4,991
4.85%, 02/08/34	5	4,885
Celanese U.S. Holdings LLC, 7.55%, 11/15/30	15	15,884
Chemours Co. (The), 5.75%, 11/15/28(a)	11	10,922
Dow Chemical Co. (The), 4.38%, 11/15/42	10	7,946
Ecolab, Inc., 4.60%, 06/15/29	10	9,965
LYB International Finance III LLC, 5.88%, 01/15/36(d)	10	9,929
Nutrien Ltd.
2.95%, 05/13/30	10	9,319
4.20%, 04/01/29	5	4,921
Sherwin-Williams Co. (The)
2.95%, 08/15/29	5	4,736
4.50%, 06/01/47	5	4,059
Westlake Corp., 3.38%, 06/15/30	10	9,422
		96,979
Commercial Services — 0.6%
Adani Ports & Special Economic Zone Ltd., 5.00%, 08/02/41(e)	20	17,242
ADT Security Corp. (The), 5.88%, 10/15/33(a)	15	14,666
Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.88%, 06/15/30(a)	15	15,349
Cintas Corp. No. 2, 4.00%, 05/01/32	10	9,506
Global Payments, Inc.
2.90%, 11/15/31	10	8,746
5.20%, 11/15/32	10	9,657
Leland Stanford Junior University (The), Series 2025, 4.15%, 08/01/30	15	14,739
Northwestern University, Series 2020, 2.64%, 12/01/50	10	5,986
PayPal Holdings, Inc.
2.30%, 06/01/30	10	9,126
5.50%, 06/01/54	10	8,937
Quanta Services, Inc., 4.30%, 08/09/28	10	9,915
S&P Global, Inc., 4.25%, 05/01/29	20	19,727
United Rentals North America, Inc., 4.00%, 07/15/30	15	14,292
Verisk Analytics, Inc., 4.45%, 03/15/31	15	14,529
		172,417
Computers — 0.4%
Accenture Capital, Inc., 5.60%, 07/10/36	5	4,948
Apple, Inc.
1.70%, 08/05/31	10	8,687
2.65%, 05/11/50	10	5,836
3.35%, 08/08/32	10	9,307
3.85%, 05/04/43	10	7,983
Booz Allen Hamilton, Inc., 3.88%, 09/01/28(a)	10	9,752
Dell International LLC/EMC Corp.
5.30%, 04/01/32	10	10,019
6.20%, 07/15/30	10	10,358
Gartner, Inc., 3.75%, 10/01/30(a)	10	9,206
Hewlett Packard Enterprise Co.
4.50%, 03/23/28	15	14,947
4.85%, 10/15/31	10	9,837
International Business Machines Corp.
3.50%, 05/15/29	5	4,838
199
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Total USD Fixed Income Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Computers (continued)
5.60%, 11/30/39	$10	$9,755
Kyndryl Holdings, Inc., 2.70%, 10/15/28	10	9,424
		124,897
Cosmetics & Personal Care — 0.1%
Colgate-Palmolive Co., 3.25%, 08/15/32	10	9,224
Estee Lauder Companies, Inc. (The), 2.38%, 12/01/29	10	9,251
Kenvue, Inc., 4.90%, 03/22/33	10	9,863
Procter & Gamble Co. (The), 4.60%, 05/01/35	10	9,715
		38,053
Distribution & Wholesale — 0.0%
LKQ Corp., 6.25%, 06/15/33	10	10,239
Diversified Financial Services — 1.3%
Aircastle Ltd., 5.95%, 02/15/29(a)	10	10,189
Ally Financial, Inc., 6.18%, 07/26/35, (1-day SOFR + 2.29%)(c)	15	15,027
American Express Co.
4.73%, 04/25/29, (1-day SOFR + 1.26%)(c)	10	10,006
4.80%, 10/24/36, (1-day SOFR + 1.24%)(c)	5	4,726
4.92%, 07/20/33, (1-day SOFR + 1.22%)(c)	10	9,821
Ameriprise Financial, Inc., 5.70%, 12/15/28	10	10,212
Avolon Holdings Funding Ltd., 5.75%, 03/01/29(a)	10	10,133
Blackstone Holdings Finance Co. LLC, 1.63%, 08/05/28(a)	10	9,446
Blue Owl Finance LLC, 6.25%, 04/18/34	10	9,797
Broadridge Financial Solutions, Inc., 2.60%, 05/01/31	15	13,336
Brookfield Finance, Inc., 4.35%, 04/15/30	20	19,529
Capital One Financial Corp.
3.80%, 01/31/28	25	24,703
5.20%, 09/11/36, (1-day SOFR + 1.63%)(c)	10	9,530
Charles Schwab Corp. (The)
3.20%, 01/25/28	10	9,818
5.85%, 05/19/34, (1-day SOFR + 2.50%)(c)	10	10,266
CI Financial Corp., 3.20%, 12/17/30	10	9,018
Equitable America Global Funding, 4.95%, 06/09/30(a)	10	9,891
Freedom Mortgage Holdings LLC, 7.88%, 04/01/33(a)	15	14,434
Gabx Leasing LLC, 5.30%, 04/15/36(a)	10	9,631
Intercontinental Exchange, Inc.
2.10%, 06/15/30	10	9,038
4.60%, 03/15/33	10	9,669
Jefferies Financial Group, Inc., 5.88%, 07/21/28	20	20,343
LPL Holdings, Inc., 5.75%, 06/15/35	5	4,922
Mastercard, Inc., 4.85%, 03/09/33	10	9,907
Nasdaq, Inc., 5.95%, 08/15/53	5	4,865
Navient Corp., 9.38%, 10/15/31	5	5,130
Nomura Holdings, Inc., 5.78%, 07/03/34	10	10,123
OneMain Finance Corp., 6.63%, 05/15/29	15	15,215
Raymond James Financial, Inc., 4.65%, 04/01/30	10	9,915
Rocket Companies, Inc., 6.13%, 08/01/30(a)	15	15,201
Sumisho Air Lease Corp., 2.10%, 09/01/28	10	9,463
Synchrony Financial
5.02%, 07/29/29, (1-day SOFR + 1.40%)(c)	10	9,969
6.00%, 07/29/36, (1-day SOFR + 2.07%)(c)	10	9,848
		363,121
Electric — 2.2%
Alliant Energy Corp., 5.75%, 04/01/56, (5-year CMT + 2.08%)(c)	10	9,789
Ameren Corp., 3.50%, 01/15/31	10	9,384
American Electric Power Co., Inc.
5.63%, 03/01/33	5	5,094
Security	Par (000)	Value
Electric (continued)
7.05%, 12/15/54, (5-year CMT + 2.75%)(c)	$10	$10,336
Berkshire Hathaway Energy Co., 6.13%, 04/01/36	10	10,395
CenterPoint Energy, Inc., Series A, 7.00%, 02/15/55, (5-year CMT + 3.25%)(c)	10	10,310
Commonwealth Edison Co., 4.00%, 03/01/49	20	14,964
Consolidated Edison Co. of New York, Inc., 4.63%, 12/01/54	20	15,840
Constellation Energy Generation LLC, 5.60%, 03/01/28	10	10,126
Consumers Energy Co., 4.65%, 03/01/28	10	10,014
Dominion Energy South Carolina, Inc.
6.25%, 10/15/53	10	10,213
Series 2025, 5.30%, 01/15/35	10	9,937
Dominion Energy, Inc.
5.38%, 11/15/32	5	5,014
6.63%, 05/15/55, (5-year CMT + 2.21%)(c)	5	5,023
DTE Electric Co., Series B, 3.65%, 03/01/52	10	6,938
Duke Energy Carolinas LLC
4.95%, 01/15/33	5	4,949
6.05%, 04/15/38	10	10,378
Duke Energy Corp.
3.30%, 06/15/41	5	3,681
5.45%, 06/15/34	10	9,998
Duke Energy Indiana LLC, 5.90%, 05/15/55	5	4,857
Duke Energy Progress LLC, 5.35%, 03/15/53	10	8,989
Edison International, 5.25%, 03/15/32	10	9,672
Electricite de France SA, 4.88%, 01/22/44(a)	10	8,527
Emera U.S. Finance LLC, 5.20%, 04/01/33	10	9,817
Entergy Louisiana LLC, 2.35%, 06/15/32	10	8,616
Entergy Mississippi LLC, 3.50%, 06/01/51	20	13,333
Eversource Energy, 4.45%, 12/15/30	10	9,735
FirstEnergy Transmission LLC, 5.00%, 01/15/35	10	9,644
Florida Power & Light Co.
2.45%, 02/03/32	5	4,403
3.70%, 12/01/47	20	14,447
5.90%, 06/01/66	5	4,764
Georgia Power Co., 4.65%, 05/16/28	20	20,019
Indiana Michigan Power Co., 3.85%, 05/15/28	10	9,872
Liberty Utilities Co., 5.10%, 05/15/31(a)	10	9,864
MidAmerican Energy Co., 5.50%, 11/15/56	10	9,212
Narragansett Electric Co. (The), 6.00%, 05/15/56(a)	10	9,716
National Rural Utilities Cooperative Finance Corp., 4.75%, 02/07/28	15	15,022
Nevada Power Co.
Series CC, 3.70%, 05/01/29	10	9,731
Series EE, 3.13%, 08/01/50	10	6,337
NextEra Energy Capital Holdings, Inc.
2.25%, 06/01/30	5	4,533
4.80%, 12/01/77, (3-mo. SOFR US + 2.67%)(c)	10	9,884
Niagara Mohawk Power Corp., 1.96%, 06/27/30(a)	15	13,429
NRG Energy, Inc.
3.38%, 02/15/29(a)	15	14,288
7.00%, 03/15/33(a)	10	10,601
Oncor Electric Delivery Co. LLC, 5.80%, 04/01/55	10	9,543
Pacific Gas and Electric Co.
2.50%, 02/01/31	10	8,913
4.95%, 07/01/50	10	7,972
6.00%, 05/01/56	10	9,123
PacifiCorp, 6.10%, 08/01/36	5	5,059
Potomac Electric Power Co., 6.50%, 11/15/37	10	10,693
Public Service Co. of Colorado
3.80%, 06/15/47	10	7,320
Schedule of Investments
200

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Total USD Fixed Income Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
4.50%, 06/01/52	$10	$7,885
Public Service Electric and Gas Co., 5.45%, 03/01/54	5	4,610
Puget Energy, Inc.
2.38%, 06/15/28	10	9,575
5.73%, 03/15/35	10	9,874
San Diego Gas & Electric Co., 4.95%, 08/15/28	10	10,052
Sempra
3.70%, 04/01/29	5	4,851
3.80%, 02/01/38	10	8,226
5.50%, 08/01/33	10	10,058
Southern California Edison Co.
3.65%, 02/01/50	10	6,592
6.65%, 04/01/29	10	10,310
Southern Co. (The)
5.70%, 03/15/34	5	5,072
Series 2025, 6.38%, 03/15/55, (5-year CMT + 2.07%)(c)	10	10,082
Southwestern Electric Power Co., 3.25%, 11/01/51(d)	10	6,303
Union Electric Co., 5.20%, 04/01/34	10	9,929
Vistra Operations Co. LLC
5.25%, 10/15/35(a)	10	9,511
6.88%, 04/15/32(a)	15	15,475
VoltaGrid LLC, 7.38%, 11/01/30(a)	10	10,058
Wisconsin Power and Light Co., 5.38%, 03/30/34	10	9,963
Xcel Energy, Inc., 4.75%, 03/21/28	10	9,997
		648,741
Electrical Components & Equipment — 0.0%
WESCO Distribution, Inc., 5.50%, 04/15/34(a)	10	9,756
Electronics — 0.1%
Amphenol Corp., 5.30%, 11/15/55	10	9,063
Honeywell International, Inc.
1.75%, 09/01/31	10	8,585
3.81%, 11/21/47	10	7,409
TD SYNNEX Corp., 5.30%, 10/10/35	10	9,570
		34,627
Engineering & Construction — 0.0%
MasTec, Inc., 4.50%, 08/15/28(a)	10	9,882
Entertainment — 0.1%
Light & Wonder International, Inc., 6.25%, 10/01/33(a)	15	14,959
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 7.13%, 02/15/31(a)	15	15,766
		30,725
Environmental Control — 0.1%
Republic Services, Inc., 2.30%, 03/01/30	10	9,169
Waste Management, Inc., 4.95%, 03/15/35	10	9,779
		18,948
Food — 0.5%
Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 3.50%, 03/15/29(a)	15	14,251
Campbell's Company (The), 3.13%, 04/24/50	5	2,922
Conagra Brands, Inc.
5.30%, 11/01/38	10	9,211
7.00%, 10/01/28	10	10,379
General Mills, Inc., 5.50%, 10/17/28	10	10,149
J M Smucker Co. (The)
2.38%, 03/15/30	10	9,170
6.50%, 11/15/43(d)	10	10,496
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings, 6.38%, 04/15/66	5	4,694
Security	Par (000)	Value
Food (continued)
Kraft Heinz Foods Co., 5.20%, 07/15/45	$10	$8,665
Kroger Co. (The), 1.70%, 01/15/31	10	8,703
Mars, Inc.
4.60%, 03/01/28(a)	5	4,998
4.80%, 03/01/30(a)	10	9,949
5.20%, 03/01/35(a)	5	4,927
5.70%, 05/01/55(a)	5	4,720
Mondelez International, Inc., 4.75%, 02/20/29	10	9,999
Post Holdings, Inc., 6.25%, 02/15/32(a)	15	15,142
Sysco Corp., 5.38%, 09/21/35	10	9,769
Tyson Foods, Inc., 4.88%, 08/15/34	10	9,581
		157,725
Forest Products & Paper — 0.0%
Georgia-Pacific LLC, 8.88%, 05/15/31	5	5,783
Gas — 0.2%
Atmos Energy Corp., 1.50%, 01/15/31	15	12,987
NiSource, Inc.
1.70%, 02/15/31	5	4,327
5.40%, 06/30/33	10	10,050
Piedmont Natural Gas Co., Inc., 3.35%, 06/01/50	10	6,524
Southern Co. Gas Capital Corp., 5.75%, 09/15/33	10	10,206
		44,094
Hand & Machine Tools — 0.0%
Stanley Black & Decker, Inc., 6.00%, 03/06/28	10	10,165
Health Care - Products — 0.3%
Abbott Laboratories
4.75%, 11/30/36	10	9,543
5.50%, 03/15/56	10	9,365
Baxter International, Inc.
2.27%, 12/01/28	5	4,712
4.90%, 12/15/30	10	9,820
GE HealthCare Technologies, Inc., 4.80%, 01/15/31	10	9,895
Medline Borrower LP, 3.88%, 04/01/29(a)	15	14,521
Solventum Corp., 5.45%, 03/13/31	10	10,103
Stryker Corp., 3.65%, 03/07/28	10	9,854
Thermo Fisher Scientific, Inc., 4.89%, 10/07/37	10	9,548
Zimmer Biomet Holdings, Inc., 2.60%, 11/24/31	10	8,856
		96,217
Health Care - Services — 0.8%
Aetna, Inc., 6.75%, 12/15/37	10	10,661
Centene Corp., 4.63%, 12/15/29	5	4,875
CHS/Community Health Systems, Inc., 6.88%, 04/15/29(a)	15	14,378
Cigna Group (The)
4.38%, 10/15/28	5	4,961
4.80%, 08/15/38	10	9,192
5.40%, 03/15/33	10	10,079
CommonSpirit Health
4.35%, 09/01/30	10	9,701
4.35%, 11/01/42	10	8,435
DaVita, Inc., 6.88%, 09/01/32(a)	15	15,361
Elevance Health, Inc.
3.65%, 12/01/27	10	9,891
5.00%, 01/15/36	10	9,575
5.70%, 02/15/55	5	4,618
HCA, Inc.
3.50%, 09/01/30	10	9,432
4.38%, 03/15/42	10	8,277
4.60%, 11/15/32	10	9,597
201
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Total USD Fixed Income Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
4.63%, 03/15/52	$5	$3,871
5.25%, 06/15/49	5	4,296
5.63%, 09/01/28	5	5,063
Humana, Inc.
5.55%, 05/01/35	10	9,814
5.75%, 12/01/28	5	5,084
Molina Healthcare, Inc., 6.50%, 02/15/31(a)	5	5,079
Tenet Healthcare Corp., 4.38%, 01/15/30	15	14,531
UnitedHealth Group, Inc.
3.25%, 05/15/51	20	12,808
4.75%, 07/15/45	10	8,556
5.30%, 06/15/35	20	19,895
		228,030
Holding Companies - Diversified — 0.9%
Apollo Debt Solutions BDC, 6.70%, 07/29/31	10	10,125
Ares Capital Corp., 3.20%, 11/15/31	5	4,362
Blackstone Private Credit Fund
4.95%, 09/26/27	10	9,980
5.95%, 07/16/29	10	9,996
Blackstone Secured Lending Fund, 5.35%, 04/13/28	10	9,974
MDGH GMTN RSC Ltd., 5.50%, 04/28/33(e)	200	202,043
		246,480
Home Builders — 0.0%
Sekisui House U.S., Inc., 2.50%, 01/15/31	10	8,756
Home Furnishings — 0.0%
Whirlpool Corp., 6.50%, 06/15/33	10	8,640
Housewares — 0.0%
Newell Brands, Inc., 6.63%, 05/15/32(d)	10	10,227
Insurance — 1.5%
Acrisure LLC/Acrisure Finance, Inc., 6.00%, 08/01/29(a)	15	12,767
Aflac, Inc., 4.00%, 10/15/46	10	7,692
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.50%, 10/01/31(a)	15	15,072
Allstate Corp. (The), 1.45%, 12/15/30	10	8,627
American Financial Group, Inc., 4.50%, 06/15/47	5	3,953
American International Group, Inc., 5.45%, 05/07/35	10	9,968
Aon North America, Inc., 5.45%, 03/01/34	10	9,946
Arthur J Gallagher & Co., 6.50%, 02/15/34	10	10,564
Asurion LLC/Asurion Co-Issuer, Inc., 8.38%, 02/01/34(a)	5	4,507
Athene Global Funding, 5.03%, 07/17/30(a)	10	9,835
Berkshire Hathaway Finance Corp., 3.85%, 03/15/52	10	7,189
Brighthouse Financial, Inc., 5.63%, 05/15/30(d)	10	9,990
Brown & Brown, Inc.
4.20%, 03/17/32	10	9,382
4.50%, 03/15/29	10	9,876
Chubb INA Holdings LLC, 5.00%, 03/15/34	10	9,810
CNA Financial Corp., 5.20%, 08/15/35	10	9,620
Corebridge Financial, Inc., 4.40%, 04/05/52	10	7,618
Corebridge Global Funding, 4.45%, 10/02/30(a)	10	9,719
Equitable Financial Life Global Funding, 4.88%, 11/19/27(a)	10	10,012
Fairfax Financial Holdings Ltd., 4.85%, 04/17/28	10	9,987
Guardian Life Global Funding, 4.18%, 09/26/29(a)	10	9,791
HUB International Ltd., 7.38%, 01/31/32(a)	15	15,394
Jackson Financial, Inc., 5.67%, 06/08/32	10	9,958
Lincoln National Corp., 5.85%, 03/15/34	10	10,058
Security	Par (000)	Value
Insurance (continued)
Marsh & McLennan Companies, Inc.
5.40%, 03/15/55	$10	$8,994
5.88%, 08/01/33	10	10,342
MetLife, Inc.
4.55%, 03/23/30	15	14,862
5.25%, 01/15/54	5	4,455
5.30%, 12/15/34	10	9,976
Nationwide Financial Services, Inc., 3.90%, 11/30/49(a)	10	7,108
New York Life Global Funding
4.40%, 04/25/28(a)	10	9,968
4.60%, 06/03/30(a)	10	9,876
Northwestern Mutual Global Funding, 4.96%, 01/13/30(a)	10	10,011
Old Republic International Corp., 5.70%, 06/01/36	10	9,801
Pacific Life Global Funding II, 4.88%, 07/17/32(a)	10	9,782
Pacific LifeCorp, 3.35%, 09/15/50(a)	10	6,500
Principal Financial Group, Inc., 4.63%, 09/15/42	10	8,623
Progressive Corp. (The), 4.95%, 06/15/33(d)	10	9,913
Protective Life Corp., 3.40%, 01/15/30(a)	10	9,424
Prudential Financial, Inc.
3.70%, 10/01/50, (5-year CMT + 3.04%)(c)	10	9,207
6.00%, 09/01/52, (5-year CMT + 3.23%)(c)	10	10,048
RGA Global Funding, 5.45%, 05/24/29(a)	15	15,193
Sammons Financial Group, Inc., 5.95%, 06/15/36(a)	10	9,544
Travelers Companies, Inc. (The)
5.05%, 07/24/35	10	9,740
5.70%, 07/24/55	5	4,787
Unum Group, 5.75%, 08/15/42	10	9,559
		439,048
Internet — 1.1%
Alphabet, Inc.
5.45%, 11/15/55	20	17,717
6.38%, 08/15/56	10	10,065
Amazon.com, Inc.
3.10%, 05/12/51	20	12,128
3.85%, 03/13/28	10	9,906
3.90%, 11/20/28	10	9,851
4.10%, 11/20/30	5	4,846
4.65%, 11/20/35	5	4,713
4.88%, 03/13/36	10	9,509
5.45%, 11/20/55	10	8,832
5.95%, 03/13/66	5	4,601
6.10%, 07/09/56	10	9,644
AppLovin Corp., 5.13%, 12/01/29	10	10,016
Meta Platforms, Inc.
5.25%, 05/15/36(d)	20	19,219
5.60%, 05/15/53	5	4,197
5.63%, 11/15/55	20	16,701
6.45%, 05/15/66	5	4,575
Netflix, Inc., 4.90%, 08/15/34	10	9,796
Tencent Holdings Ltd., 3.24%, 06/03/50(e)	200	129,381
Uber Technologies, Inc., 4.15%, 01/15/31	10	9,655
		305,352
Iron & Steel — 0.1%
ArcelorMittal SA, 4.25%, 07/16/29	10	9,829
Cleveland-Cliffs, Inc., 7.00%, 03/15/32(a)	15	15,161
Nucor Corp., 3.85%, 04/01/52	5	3,639
Steel Dynamics, Inc., 5.25%, 05/15/35	5	4,910
		33,539
Schedule of Investments
202

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Total USD Fixed Income Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Leisure Time — 0.1%
Carnival Corp. Ltd., 5.13%, 05/01/29(a)	$15	$14,927
Lodging — 0.1%
Hilton Domestic Operating Co., Inc., 3.75%, 05/01/29(a)	15	14,448
Las Vegas Sands Corp., 5.63%, 06/15/28	10	10,088
Marriott International, Inc.
4.90%, 04/15/29	10	10,013
5.55%, 10/15/28(d)	5	5,076
		39,625
Machinery — 0.3%
Caterpillar Financial Services Corp., 3.95%, 11/14/28	10	9,858
Caterpillar, Inc., 3.25%, 04/09/50	20	13,480
CNH Industrial Capital LLC, 4.55%, 04/10/28	10	9,947
Deere & Co., 5.45%, 01/16/35	10	10,148
GE Vernova, Inc., 5.50%, 02/04/56	10	9,251
John Deere Capital Corp.
4.40%, 09/08/31	10	9,774
4.95%, 07/14/28	10	10,082
Regal Rexnord Corp., 6.05%, 04/15/28	10	10,172
		82,712
Manufacturing — 0.1%
3M Co., 5.70%, 03/15/37	10	10,160
Eaton Corp., 4.15%, 03/15/33	10	9,506
		19,666
Media — 0.9%
Cable One, Inc., 4.00%, 11/15/30(a)(d)	10	4,046
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 02/01/32(a)	15	13,444
Charter Communications Operating LLC/Charter Communications Operating Capital
3.90%, 06/01/52	10	6,080
4.40%, 04/01/33	10	9,007
5.85%, 12/01/35(d)	5	4,698
6.48%, 10/23/45	5	4,443
7.09%, 09/01/38(a)	6	5,936
7.34%, 09/01/41(a)	6	5,950
Comcast Corp.
3.40%, 07/15/46	20	12,806
4.20%, 08/15/34	20	18,177
5.50%, 05/15/64	10	8,119
Cox Communications, Inc., 4.70%, 12/15/42(a)	5	3,641
CSC Holdings LLC, 6.50%, 02/01/29(a)	15	7,963
Discovery Communications LLC, 6.35%, 06/01/40	15	12,291
DISH DBS Corp., 5.75%, 12/01/28(a)	15	14,781
Fox Corp., 3.50%, 04/08/30	15	14,261
Gray Media, Inc., 5.38%, 11/15/31(a)	15	11,660
McGraw-Hill Education, Inc., 7.38%, 09/01/31(a)	15	15,416
Nexstar Media, Inc., 6.50%, 09/15/33(a)	10	10,044
Paramount Global, 4.38%, 03/15/43	10	6,315
Sirius XM Radio LLC, 4.00%, 07/15/28(a)	15	14,635
Space Exploration Technologies Corp.
5.35%, 07/15/31(a)	10	9,775
5.65%, 07/15/33(a)	10	9,626
5.88%, 07/15/36(a)	5	4,706
Univision Communications, Inc., 4.50%, 05/01/29(a)	15	14,293
Walt Disney Co. (The)
2.00%, 09/01/29	15	13,909
3.60%, 01/13/51	10	6,984
		263,006
Security	Par (000)	Value
Mining — 0.5%
Alumina Pty. Ltd., 6.13%, 03/15/30(a)	$15	$15,158
Barrick PD Australia Finance Pty. Ltd., 5.95%, 10/15/39	10	10,066
BHP Billiton Finance USA Ltd., 5.00%, 09/30/43	5	4,558
Corp. Nacional del Cobre de Chile, 6.15%, 10/24/36(a)	100	101,689
Glencore Funding LLC, 6.50%, 10/06/33(a)	10	10,578
Rio Tinto Finance USA PLC
4.50%, 03/14/28	5	4,998
5.88%, 03/14/65	10	9,714
		156,761
Oil & Gas — 1.1%
BP Capital Markets America, Inc.
2.94%, 06/04/51	5	3,045
3.63%, 04/06/30	5	4,806
4.23%, 11/06/28	10	9,914
5.23%, 11/17/34	10	9,968
Chevron Corp., 2.24%, 05/11/30	5	4,576
Chevron USA, Inc.
4.05%, 08/13/28	10	9,929
4.48%, 02/26/28	10	10,009
ConocoPhillips Co., 3.80%, 03/15/52	10	7,081
Continental Resources, Inc./OK, 4.38%, 01/15/28	10	9,927
Crescent Energy Finance LLC, 7.63%, 04/01/32(a)	15	15,412
Devon Energy Corp., 5.88%, 06/15/28	10	10,003
Diamondback Energy, Inc., 5.75%, 04/18/54	5	4,722
Ecopetrol SA
7.75%, 02/01/32	20	20,683
8.38%, 01/19/36	20	21,156
EOG Resources, Inc., 5.35%, 01/15/36	10	9,902
Equinor ASA
4.50%, 09/03/30	15	14,853
4.75%, 11/14/35	25	23,951
Exxon Mobil Corp.
2.44%, 08/16/29	10	9,436
3.48%, 03/19/30	5	4,811
4.33%, 03/19/50	5	3,999
Hess Corp., 5.60%, 02/15/41	10	9,863
Hilcorp Energy I LP/Hilcorp Finance Co., 6.00%, 04/15/30(a)	15	14,958
Marathon Petroleum Corp., 4.50%, 04/01/48	10	7,885
Phillips 66, 5.65%, 06/15/54	10	9,262
Shell Finance U.S., Inc.
3.25%, 04/06/50(d)	5	3,313
4.38%, 05/11/45	5	4,108
Sunoco LP/Sunoco Finance Corp., 4.50%, 04/30/30	15	14,546
TotalEnergies Capital International SA, 3.13%, 05/29/50	10	6,416
Valero Energy Corp., 4.00%, 04/01/29	20	19,592
Woodside Finance Ltd., 5.10%, 09/12/34	10	9,677
YPF SA, 9.50%, 01/17/31(e)	23	23,739
		331,542
Oil & Gas Services — 0.0%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 5.85%, 06/15/56	10	9,555
Packaging & Containers — 0.2%
Amcor Flexibles North America, Inc.
4.80%, 03/17/28	10	10,009
5.13%, 03/12/36(d)	10	9,626
Sword Purchaser LLC, 8.25%, 04/15/33(a)	10	10,345
WRKCo, Inc., 3.00%, 06/15/33	15	13,046
		43,026
203
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Total USD Fixed Income Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals — 1.3%
1261229 B.C. Ltd., 10.00%, 04/15/32(a)	$15	$15,581
AbbVie, Inc.
3.20%, 11/21/29	20	19,041
4.25%, 11/21/49	10	7,786
4.40%, 11/06/42	10	8,500
4.50%, 05/14/35	15	14,123
5.05%, 03/15/34	20	19,782
Astrazeneca Finance LLC, 1.75%, 05/28/28	5	4,770
AstraZeneca PLC, 4.00%, 09/18/42	10	8,161
Bayer Corp., 6.65%, 02/15/28(a)	10	10,243
Becton Dickinson & Co., 4.30%, 08/22/32	10	9,549
Bristol-Myers Squibb Co.
4.25%, 10/26/49	15	11,653
5.20%, 02/22/34	10	10,004
5.55%, 02/22/54	5	4,649
Cardinal Health, Inc., 4.50%, 09/15/30	10	9,810
Cencora, Inc., 5.15%, 02/15/35	10	9,799
CVS Health Corp.
4.30%, 03/25/28	5	4,967
4.78%, 03/25/38	20	18,171
5.00%, 01/30/29	10	10,042
5.13%, 07/20/45	10	8,683
6.20%, 09/15/55	5	4,868
Eli Lilly & Co.
4.00%, 10/15/28	5	4,950
4.25%, 03/15/31	10	9,783
4.70%, 02/09/34	15	14,638
5.60%, 05/20/56	10	9,551
GlaxoSmithKline Capital, Inc., 3.88%, 05/15/28	5	4,950
Johnson & Johnson, 3.50%, 01/15/48	20	14,496
McKesson Corp., 5.25%, 05/30/35	10	9,930
Merck & Co., Inc.
2.75%, 12/10/51	10	5,822
3.40%, 03/07/29	10	9,719
4.50%, 05/17/33	20	19,445
Novartis Capital Corp., 5.70%, 03/18/56	10	9,705
Pfizer Investment Enterprises Pte. Ltd.
4.45%, 05/19/28	5	4,988
4.65%, 05/19/30	10	9,923
5.11%, 05/19/43	10	9,148
5.30%, 05/19/53	20	17,913
Pfizer, Inc., 2.63%, 04/01/30	15	13,910
		379,053
Pipelines — 1.1%
Cheniere Energy Partners LP
4.00%, 03/01/31	10	9,534
4.50%, 10/01/29	10	9,880
Columbia Pipelines Operating Co. LLC, 6.50%, 08/15/43(a)	10	10,295
Energy Transfer LP
5.25%, 04/15/29	10	10,086
5.55%, 05/15/34	10	9,997
5.95%, 05/15/54	5	4,642
6.50%, 02/01/42	10	10,299
Enterprise Products Operating LLC
4.60%, 01/15/31	10	9,865
4.85%, 08/15/42	10	8,940
5.38%, 02/15/78, (3-mo. CME Term SOFR + 2.83%)(c)	10	9,975
Hess Midstream Operations LP, 5.50%, 10/15/30(a)	15	14,954
Security	Par (000)	Value
Pipelines (continued)
Kinder Morgan, Inc.
4.80%, 02/01/33	$10	$9,740
5.55%, 06/01/45	10	9,271
MPLX LP
4.00%, 03/15/28	10	9,886
4.90%, 04/15/58	10	7,959
5.30%, 04/01/36	10	9,672
NGL Energy Operating LLC/NGL Energy Finance Corp., 8.38%, 02/15/32(a)	15	15,719
Northern Natural Gas Co., 3.40%, 10/16/51(a)	10	6,443
ONEOK, Inc.
4.20%, 10/03/47	10	7,492
4.45%, 09/01/49	5	3,891
5.05%, 11/01/34	10	9,648
5.80%, 11/01/30	5	5,122
Plains All American Pipeline LP/PAA Finance Corp., 3.55%, 12/15/29	10	9,587
Spectra Energy Partners LP, 4.50%, 03/15/45	10	8,137
Targa Resources Corp., 6.50%, 03/30/34	10	10,570
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.50%, 03/01/30	10	10,064
TransCanada PipeLines Ltd., 5.60%, 03/31/34	10	10,047
Transcontinental Gas Pipe Line Co. LLC, 5.40%, 08/15/41	10	9,489
Venture Global LNG, Inc., 7.00%, 01/15/30(a)	15	15,428
Venture Global Plaquemines LNG LLC, 6.75%, 01/15/36(a)	10	10,526
Western Midstream Operating LP
4.75%, 08/15/28	10	9,979
5.30%, 03/01/48	10	8,510
7.25%, 04/01/30(a)	10	10,453
Williams Companies, Inc. (The), 5.10%, 09/15/45	10	8,774
		324,874
Private Equity — 0.1%
Apollo Management Holdings LP, 5.00%, 03/15/48(a)	10	8,441
Carlyle Finance Subsidiary LLC, 3.50%, 09/19/29(a)	10	9,543
		17,984
Real Estate — 0.1%
CBRE Services, Inc., 4.80%, 06/15/30	10	9,894
Kennedy-Wilson, Inc., 7.25%, 06/01/33(a)	15	15,273
		25,167
Real Estate Investment Trusts — 0.9%
Alexandria Real Estate Equities, Inc., 2.00%, 05/18/32	10	8,311
American Assets Trust LP, 6.15%, 10/01/34	10	9,930
American Tower Corp., 3.10%, 06/15/50	20	12,399
Boston Properties LP, 6.50%, 01/15/34	10	10,412
Crown Castle, Inc.
2.25%, 01/15/31	10	8,816
2.90%, 04/01/41	10	6,979
3.10%, 11/15/29	10	9,418
DOC DR LLC, 2.63%, 11/01/31	10	8,830
EPR Properties, 4.95%, 04/15/28	10	9,978
Equinix, Inc., 2.50%, 05/15/31	15	13,272
Essex Portfolio LP, 4.50%, 03/15/48	10	8,011
Extra Space Storage LP
2.35%, 03/15/32	10	8,583
2.40%, 10/15/31	5	4,365
GLP Capital LP/GLP Financing II, Inc., 5.30%, 01/15/29	10	9,999
Highwoods Realty LP, 4.13%, 03/15/28	10	9,858
Iron Mountain, Inc., 5.25%, 07/15/30(a)	15	14,719
Schedule of Investments
204

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Total USD Fixed Income Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Kimco Realty OP LLC, 4.60%, 02/01/33	$5	$4,824
Omega Healthcare Investors, Inc., 4.75%, 01/15/28	10	9,973
Prologis LP
2.25%, 04/15/30	5	4,561
5.25%, 06/15/53	5	4,512
Realty Income Corp.
3.25%, 01/15/31	5	4,653
3.65%, 01/15/28	20	19,745
5.13%, 02/15/34	10	9,829
Simon Property Group LP
4.38%, 10/01/30	10	9,804
5.13%, 10/01/35	10	9,758
Starwood Property Trust, Inc., 6.13%, 06/01/31(a)	10	10,026
VICI Properties LP, 5.13%, 05/15/32	10	9,729
Welltower OP LLC, 2.75%, 01/15/32	10	8,915
		260,209
Retail — 0.7%
Advance Auto Parts, Inc., 7.00%, 08/01/30(a)	15	15,327
AutoZone, Inc., 4.50%, 02/01/28	10	9,973
Burger King (Restaurant Brands International, Inc.)/New Red Finance, Inc., 3.50%, 02/15/29(a)	15	14,438
Home Depot, Inc. (The)
1.50%, 09/15/28	5	4,711
2.95%, 06/15/29	5	4,783
3.63%, 04/15/52	10	6,900
5.88%, 12/16/36	10	10,361
Lithia Motors, Inc., 3.88%, 06/01/29(a)	15	14,399
Lowe's Companies, Inc.
1.30%, 04/15/28	5	4,740
2.63%, 04/01/31	5	4,511
3.00%, 10/15/50	20	12,020
McDonald's Corp.
2.13%, 03/01/30	5	4,566
4.88%, 12/09/45	10	8,667
Michaels Companies, Inc. (The), 8.50%, 03/15/33(a)	15	14,856
QXO Building Products, Inc., 6.88%, 07/15/34(a)	10	10,113
Staples, Inc., 12.75%, 01/15/30(a)	15	11,911
Starbucks Corp.
2.55%, 11/15/30	5	4,543
4.00%, 11/15/28	10	9,850
Target Corp., 4.00%, 07/01/42	10	8,124
Walmart, Inc.
4.00%, 04/30/29	5	4,937
4.90%, 04/28/35	10	9,864
		189,594
Semiconductors — 0.6%
Analog Devices, Inc., 5.05%, 04/01/34	10	9,875
Broadcom, Inc.
2.45%, 02/15/31	20	17,761
4.60%, 07/15/30	15	14,689
4.80%, 02/15/36	20	18,356
Intel Corp.
4.75%, 03/25/50	5	3,936
4.88%, 02/10/28	20	20,040
5.20%, 02/10/33	15	14,833
5.63%, 02/10/43	10	9,289
KLA Corp., 4.95%, 07/15/52	10	8,575
NVIDIA Corp., 3.50%, 04/01/50	10	6,724
NXP BV/NXP Funding LLC, 5.55%, 12/01/28	10	10,126
QUALCOMM, Inc., 5.00%, 05/20/35	15	14,569
Security	Par (000)	Value
Semiconductors (continued)
Texas Instruments, Inc.
4.15%, 05/15/48	$5	$3,910
4.60%, 02/15/28	10	10,005
		162,688
Software — 1.0%
Adobe, Inc., 4.95%, 04/04/34	10	9,766
AthenaHealth Group, Inc., 6.50%, 02/15/30(a)	15	14,660
Atlassian Corp., 5.50%, 05/15/34	10	9,830
Cloud Software Group LLC, 8.25%, 06/30/32(a)	15	14,704
Cloud Software Group, Inc., 6.50%, 03/31/29(a)	15	14,947
CoreWeave, Inc., 9.25%, 06/01/30(a)(d)	15	13,933
Fiserv, Inc.
3.50%, 07/01/29	10	9,580
4.75%, 03/15/30	15	14,766
5.38%, 08/21/28	10	10,078
Microsoft Corp., 2.53%, 06/01/50	20	11,272
MSCI, Inc., 4.00%, 11/15/29(a)	20	19,254
Oracle Corp.
2.95%, 04/01/30	20	18,117
3.25%, 11/15/27	10	9,802
3.60%, 04/01/50	15	8,681
4.55%, 02/04/29	5	4,887
4.95%, 02/04/31	25	23,941
5.20%, 09/26/35	5	4,483
5.38%, 07/15/40	5	4,152
5.70%, 02/04/36	10	9,246
5.88%, 09/26/45	10	8,260
6.25%, 11/09/32	20	19,937
6.90%, 11/09/52	5	4,513
Roper Technologies, Inc., 4.75%, 02/15/32	10	9,742
Salesforce, Inc.
1.95%, 07/15/31	10	8,646
6.55%, 03/15/56	10	9,746
Synopsys, Inc., 5.15%, 04/01/35	5	4,855
		291,798
Telecommunications — 1.4%
Altice France SA, 6.50%, 04/15/32(a)	10	9,734
AT&T, Inc.
2.55%, 12/01/33	20	16,509
3.50%, 06/01/41	20	14,837
3.50%, 09/15/53	10	6,099
4.30%, 02/15/30	20	19,572
5.13%, 04/30/36	15	14,290
5.15%, 03/15/42	5	4,410
6.38%, 03/01/41	10	10,326
Cisco Systems, Inc., 5.50%, 01/15/40	15	14,777
Connect Holding II LLC, 10.50%, 04/03/31(a)	15	13,420
Corning, Inc., 4.70%, 03/15/37	10	9,267
Level 3 Financing, Inc., 3.75%, 07/15/29(a)	3	2,852
Meridian Arc Holdco LLC, 6.25%, 04/30/31(a)	20	19,011
Motorola Solutions, Inc., 4.60%, 05/23/29	20	19,857
PR RNO Property Owner 1 LLC, 6.50%, 05/01/31(a)	15	13,897
Rogers Communications, Inc., 4.50%, 03/15/42	10	8,223
SV RNO Property Owner 1 LLC, 5.88%, 03/01/31(a)	15	13,764
Telefonica Europe BV, 8.25%, 09/15/30	10	11,074
TELUS Corp., 7.00%, 10/15/55, (5-year CMT + 2.71%)(c)	10	9,935
T-Mobile USA, Inc.
2.63%, 02/15/29	15	14,233
3.40%, 10/15/52	10	6,168
205
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Total USD Fixed Income Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
3.88%, 04/15/30	$20	$19,229
4.70%, 01/15/35	10	9,390
5.65%, 01/15/53	10	8,923
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, 6.50%, 02/15/29(a)	15	14,823
Verizon Communications, Inc.
1.75%, 01/20/31	15	13,095
3.55%, 03/22/51	25	16,488
3.70%, 03/22/61	5	3,203
4.02%, 12/03/29	20	19,491
5.25%, 04/02/35	15	14,629
5.75%, 11/30/45	10	9,335
Vodafone Group PLC
5.13%, 06/19/59	5	4,193
5.75%, 06/28/54	5	4,550
WULF Compute LLC, 7.75%, 10/15/30(a)	15	15,593
		405,197
Toys, Games & Hobbies — 0.0%
Mattel, Inc., 5.45%, 11/01/41	10	8,889
Transportation — 0.4%
Burlington Northern Santa Fe LLC
3.30%, 09/15/51	20	13,065
6.20%, 08/15/36	10	10,642
Canadian Pacific Railway Co., 2.45%, 12/02/31	10	8,795
CSX Corp., 4.50%, 11/15/52	20	16,067
FedEx Corp., 4.25%, 05/15/30	10	9,770
Norfolk Southern Corp., 3.70%, 03/15/53	10	6,883
Union Pacific Corp.
2.38%, 05/20/31	15	13,412
3.20%, 05/20/41	15	11,329
United Parcel Service, Inc., 5.50%, 05/22/54	10	9,245
Walmart, Inc., 1.80%, 09/22/31	5	4,359
		103,567
Trucking & Leasing — 0.1%
GATX Corp., 5.20%, 03/15/44	10	9,060
Penske Truck Leasing Co. LP/PTL Finance Corp., 5.70%, 02/01/28(a)	10	10,113
		19,173
Water — 0.0%
American Water Capital Corp., 3.75%, 09/01/28	10	9,812
Total Corporate Bonds & Notes — 29.0% (Cost: $8,740,641)		8,484,609
Floating Rate Loan Interests(c)
Aerospace & Defense — 0.2%
TransDigm, Inc., 2025 Term Loan M, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.19%, 08/19/32	50	49,782
Airlines — 0.1%
AAdvantage Loyalty IP Ltd., 2025 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.98%, 04/20/28	50	49,602
Auto Parts & Equipment — 0.2%
Clarios Global LP, 2026 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.19%, 01/28/32	50	49,874
Security	Par (000)	Value
Building Materials — 0.2%
Quikrete Holdings, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.94%, 02/10/32	$50	$49,670
Commercial Services — 0.5%
Allied Universal Holdco LLC, 2025 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.94%, 08/20/32	50	49,810
Creative Artists Agency LLC, 2025 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.19%, 10/01/31	50	49,824
Wand NewCo 3, Inc., 2025 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.19%, 01/30/31	50	49,439
		149,073
Entertainment — 0.1%
TKO Worldwide Holdings LLC, 2026 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.51%, 11/21/31	25	24,910
Health Care - Products — 0.1%
Hopper Merger Sub, Inc., 2026 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.99%, 04/07/33	50	49,273
Housewares — 0.2%
Hunter Douglas, Inc., 2025 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.73%, 01/20/32	50	49,674
Insurance — 0.4%
AmWINS Group, Inc., 2026 Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 2.00%), 5.73%, 01/30/32	25	24,625
Asurion LLC, 2024 Term Loan B12, (3-mo. CME Term SOFR at 0.00% Floor + 4.25%), 8.07%, 09/19/30	50	49,156
Hyperion Refinance SARL, 2025 USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 6.44%, 02/15/31	50	46,957
		120,738
Machinery - Diversified — 0.1%
LSF12 Helix Parent LLC, USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.19%, 02/10/33	25	24,965
Packaging & Containers — 0.3%
Clydesdale Acquisition Holdings, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 6.94%, 04/01/32	50	48,875
Sword Purchaser LLC, USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 7.69%, 04/11/33	50	49,398
		98,273
Pharmaceuticals — 0.2%
Southern Veterinary Partners LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.19%, 12/04/31	50	49,707
Retail — 0.1%
QXO Building Products, Inc., 2026 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.69%, 07/01/33	25	24,966
Schedule of Investments
206

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Total USD Fixed Income Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Software — 0.8%
Athenahealth Group, Inc., 2026 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 6.94%, 02/16/32	$50	$49,696
Cloud Software Group, Inc., 2025 Term Loan B (2032), (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.98%, 08/13/32	50	47,102
Dayforce Bidco LLC, 2026 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.82%, 02/04/33	50	48,204
UKG, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.07%, 02/10/31	50	48,210
Zelis Payments Buyer, Inc., 5th Amendment Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.94%, 11/26/31	50	49,137
		242,349
Total Floating Rate Loan Interests — 3.5% (Cost: $1,041,144)		1,032,856
Foreign Government Obligations(f)
Argentina — 0.1%
Argentine Republic Government International Bonds, 4.75%, 07/09/35(g)	50	37,793
Brazil — 0.4%
Brazilian Government International Bonds, 7.13%, 01/20/37	100	104,877
Canada — 0.4%
Canada Government International Bonds
4.25%, 05/28/31	15	14,834
4.63%, 04/30/29	10	10,054
CPPIB Capital, Inc., 4.13%, 06/10/30(a)	15	14,791
Province of British Columbia Canada
4.20%, 07/06/33	10	9,635
4.90%, 04/24/29	15	15,146
Province of Ontario Canada
1.60%, 02/25/31	15	13,201
2.00%, 10/02/29	10	9,284
4.70%, 01/15/30	15	15,079
Province of Quebec Canada, 4.50%, 04/03/29	10	10,002
		112,026
Ecuador — 0.0%
Ecuador Government International Bonds, 6.90%, 07/31/35(e)(g)	10	9,139
Ghana — 0.0%
Ghana Government International Bonds, 5.00%, 07/03/35(e)(g)	5	4,663
Hungary — 0.1%
Hungary Government International Bonds, 7.63%, 03/29/41	16	18,500
Indonesia — 0.4%
Indonesia Government International Bonds, 6.63%, 02/17/37(e)	100	106,318
Israel — 0.6%
Israel Government International Bonds, 4.50%, 01/17/33	200	190,295
Security	Par (000)	Value
Italy — 0.0%
Republic of Italy Government International Bonds, 5.38%, 06/15/33	$15	$15,283
Mexico — 0.7%
Mexico Government International Bonds, 5.63%, 09/22/35	200	191,618
Panama — 0.1%
Panama Government International Bonds, 6.70%, 01/26/36	25	26,346
Peru — 0.1%
Peruvian Government International Bonds, 5.63%, 11/18/50	25	23,301
Poland — 0.1%
Republic of Poland Government International Bonds
4.88%, 10/04/33	10	9,767
5.50%, 03/18/54	15	13,404
		23,171
Romania — 0.1%
Romanian Government International Bonds, 6.38%, 01/30/34(e)	16	15,918
Saudi Arabia — 0.7%
Saudi Government International Bonds, 5.63%, 01/13/35(e)	200	203,068
South Korea — 0.6%
Korea International Bonds, 2.50%, 06/19/29	200	189,899
Supranational — 0.8%
African Development Bank, 4.00%, 03/18/30	10	9,847
Asian Development Bank
1.88%, 01/24/30	25	22,988
4.13%, 01/12/34	10	9,668
4.25%, 01/14/36	10	9,632
European Investment Bank
1.25%, 02/14/31	10	8,702
3.75%, 02/14/33	20	19,062
4.00%, 02/15/29	20	19,810
4.50%, 10/16/28	20	20,049
Inter-American Development Bank
3.20%, 08/07/42	10	7,803
4.38%, 07/16/35	20	19,472
Inter-American Investment Corp., 4.38%, 05/28/31	5	4,959
International Bank for Reconstruction & Development
1.38%, 04/20/28	20	19,069
3.50%, 10/28/30	15	14,441
4.13%, 03/20/30	40	39,562
4.50%, 05/20/36	10	9,793
		234,857
Turkey — 0.7%
Turkiye Government International Bonds, 7.13%, 02/12/32	200	203,222
Ukraine — 0.0%
Ukraine Government International Bonds, 6.00%, 02/01/34(e)(g)	10	6,866
Total Foreign Government Obligations — 5.9% (Cost: $1,764,059)		1,717,160
207
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Total USD Fixed Income Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Municipal Debt Obligations
California — 0.1%
State of California, GO, BAB, 7.55%, 04/01/39	$30	$34,575
Illinois — 0.1%
State of Illinois, GO, 5.10%, 06/01/33	24	23,886
New Jersey — 0.0%
New Jersey Turnpike Authority, RB, BAB, Series F, 7.41%, 01/01/40	10	11,436
New York — 0.1%
City of New York, GO, 5.65%, 02/01/46	10	9,636
Port Authority of New York & New Jersey, RB, Series 168, 4.93%, 10/01/51	10	8,895
		18,531
Texas — 0.0%
Dallas Area Rapid Transit, RB, BAB, Series B, 6.00%, 12/01/44	10	9,974
Total Municipal Debt Obligations — 0.3% (Cost: $102,008)		98,402
U.S. Government & Agency Obligations
Mortgage-Backed Securities — 18.0%
Government National Mortgage Association
2.00%, 09/21/56(h)	150	120,206
2.50%, 08/20/51	93	78,201
2.50%, 09/21/56(h)	150	125,356
3.00%, 09/21/56(h)	125	108,617
3.50%, 09/21/56(h)	100	87,395
4.50%, 07/20/53	200	189,298
5.00%, 07/20/53	110	107,199
5.00%, 04/20/56	28	26,847
5.00%, 06/20/56	199	192,893
5.50%, 11/20/55	188	186,991
5.50%, 02/20/56	25	24,416
Uniform Mortgage-Backed Securities
2.00%, 09/17/41(h)	275	248,314
2.00%, 01/01/52	242	190,290
2.00%, 03/01/52	707	555,852
2.50%, 09/17/41(h)	100	92,030
2.50%, 05/01/52	464	381,625
2.50%, 07/01/52	303	247,555
3.00%, 05/01/52	250	213,844
3.00%, 09/01/52	113	96,432
3.50%, 05/01/52	195	173,438
3.50%, 09/14/56(h)	275	243,794
4.00%, 09/15/39(h)	150	143,453
4.00%, 01/01/53	142	130,239
4.00%, 06/01/53	64	58,885
4.50%, 02/01/53	121	114,790
5.00%, 06/01/54	165	160,208
5.00%, 03/01/56	24	23,355
5.00%, 05/01/56	146	140,939
5.00%, 07/01/56	15	14,499
5.00%, 09/14/56(h)	50	48,228
5.50%, 05/01/54	180	179,339
5.50%, 06/01/55	94	93,921
5.50%, 09/14/56(h)	95	94,023
6.00%, 05/01/54	117	119,272
6.00%, 09/01/54	85	86,822
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
6.00%, 04/01/55	$89	$90,812
6.50%, 08/01/55	82	85,620
		5,274,998
U.S. Government Agency Obligations — 0.1%
Tennessee Valley Authority, 3.88%, 08/01/30	35	34,195
U.S. Government Obligations — 39.9%
U.S. Treasury Bonds
1.13%, 05/15/40	40	24,625
1.13%, 08/15/40	140	85,247
1.25%, 05/15/50	200	90,719
1.75%, 08/15/41	125	81,270
1.88%, 02/15/51	233	123,381
2.25%, 08/15/49	180	106,987
2.25%, 02/15/52	200	114,687
2.38%, 02/15/42	125	88,281
2.50%, 02/15/46	100	66,297
3.00%, 05/15/45	60	43,912
3.00%, 02/15/47	40	28,606
3.25%, 05/15/42	55	43,854
3.88%, 08/15/40	28	24,423
4.13%, 08/15/44	150	130,898
4.13%, 08/15/53	150	125,180
4.25%, 08/15/54	150	127,758
4.38%, 08/15/43	125	113,633
4.63%, 05/15/44	55	51,313
4.63%, 11/15/45	130	120,352
4.63%, 02/15/46	44	40,984
4.63%, 11/15/55	170	154,169
4.75%, 02/15/45	180	169,903
4.75%, 05/15/55	160	148,050
4.75%, 08/15/55	20	18,506
4.75%, 02/15/56	24	22,226
4.88%, 08/15/45	20	19,141
5.00%, 05/15/46	25	24,266
5.00%, 05/15/56	50	48,203
U.S. Treasury Inflation-Indexed Bonds
0.13%, 01/15/30	30	27,961
0.13%, 07/15/30	32	30,178
0.13%, 01/15/31	34	31,223
0.13%, 07/15/31	34	31,241
0.13%, 01/15/32	38	33,763
0.13%, 02/15/51	12	6,124
0.13%, 02/15/52	15	7,180
0.25%, 07/15/29	27	25,245
0.25%, 02/15/50	12	6,711
0.50%, 01/15/28	30	29,199
0.63%, 07/15/32	39	35,783
0.63%, 02/15/43	13	9,031
0.75%, 07/15/28	26	25,364
0.75%, 02/15/42	16	11,723
0.75%, 02/15/45	19	13,265
0.88%, 01/15/29	22	21,836
0.88%, 02/15/47	12	8,258
1.00%, 02/15/46	10	6,996
1.00%, 02/15/48	9	6,031
1.00%, 02/15/49	8	5,375
1.13%, 10/15/30	38	36,649
1.13%, 01/15/33	38	36,007
1.25%, 04/15/28	33	32,180
1.25%, 04/15/31	38	36,021
Schedule of Investments
208

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Total USD Fixed Income Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
U.S. Government Obligations (continued)
1.38%, 07/15/33	$38	$35,766
1.38%, 02/15/44	17	13,818
1.50%, 02/15/53	13	9,705
1.63%, 10/15/27	33	32,983
1.63%, 10/15/29	36	35,361
1.63%, 04/15/30	37	36,373
1.75%, 01/15/28	12	12,181
1.75%, 01/15/34	40	38,572
1.88%, 07/15/34	42	40,351
1.88%, 07/15/35	45	43,441
1.88%, 01/15/36	45	42,583
2.13%, 04/15/29	34	34,083
2.13%, 01/15/35	44	42,873
2.13%, 02/15/40	7	6,542
2.13%, 02/15/41	10	9,364
2.13%, 02/15/54	13	11,258
2.38%, 10/15/28	34	33,949
2.38%, 02/15/55	13	11,630
2.38%, 02/15/56	10	9,057
2.50%, 01/15/29	12	11,603
3.38%, 04/15/32	5	5,599
3.63%, 04/15/28	13	12,851
3.88%, 04/15/29	14	15,043
U.S. Treasury Notes
0.63%, 08/15/30	163	140,537
0.75%, 01/31/28	163	155,124
0.88%, 11/15/30	150	129,492
1.00%, 07/31/28	163	153,080
1.13%, 02/29/28	120	114,511
1.13%, 08/31/28	150	140,848
1.25%, 04/30/28	165	156,918
1.25%, 05/31/28	85	80,634
1.38%, 10/31/28	120	112,669
1.50%, 11/30/28	100	93,922
1.63%, 05/15/31	80	70,362
1.75%, 01/31/29	90	84,621
1.75%, 11/15/29	155	142,782
1.88%, 02/15/32	250	218,086
2.25%, 11/15/27	150	146,449
2.38%, 03/31/29	40	38,050
2.63%, 02/15/29	150	143,895
2.88%, 05/15/32	73	66,898
3.25%, 06/30/29	28	27,149
3.38%, 09/15/27	250	247,900
3.38%, 09/15/28	43	41,893
3.38%, 05/15/33	43	39,794
3.50%, 01/31/28	150	148,359
3.50%, 04/30/28	150	148,020
3.50%, 10/15/28	150	147,410
3.50%, 11/15/28	170	166,932
3.50%, 03/15/29	134	130,911
3.50%, 02/28/31	84	81,173
3.50%, 02/15/33	13	12,214
3.63%, 08/31/29	72	70,523
3.63%, 03/31/30	50	48,648
3.63%, 12/31/30	28	27,066
3.75%, 12/31/28	160	157,800
3.75%, 12/31/30	120	116,569
3.75%, 11/30/32	25	23,889
3.75%, 02/28/33	63	60,177
3.88%, 10/15/27	100	99,578
Security	Par (000)	Value
U.S. Government Obligations (continued)
3.88%, 11/30/27	$80	$79,600
3.88%, 03/15/28	178	176,853
3.88%, 06/15/28	178	176,595
3.88%, 04/15/29	50	49,367
3.88%, 05/15/29	56	55,274
3.88%, 03/31/31	110	107,250
3.88%, 04/30/31	28	27,482
3.88%, 08/15/33	125	119,531
3.88%, 08/15/34	50	47,383
4.00%, 10/31/27, (3-mo. U.S. Treasury money market yield + 0.19%)(c)	38	38,071
4.00%, 12/15/27	175	174,371
4.00%, 06/30/28	62	61,540
4.00%, 07/31/29	140	138,458
4.00%, 10/31/29	70	69,136
4.00%, 02/28/30	163	160,721
4.00%, 01/31/31	125	122,588
4.00%, 04/30/32	250	243,340
4.00%, 06/30/32	57	55,415
4.00%, 07/31/32	250	242,852
4.00%, 01/31/33	50	48,387
4.00%, 11/15/35	50	47,328
4.13%, 06/30/28	80	79,706
4.13%, 06/15/29	107	106,339
4.13%, 10/31/29	70	69,387
4.13%, 05/31/31	20	19,789
4.13%, 07/31/31	150	147,504
4.13%, 10/31/31	150	147,328
4.13%, 02/29/32	180	176,484
4.13%, 02/15/36	79	75,383
4.25%, 02/28/29	50	49,859
4.25%, 06/30/29	30	29,880
4.25%, 08/15/29	70	69,710
4.25%, 02/28/31	100	99,055
4.25%, 03/31/33	20	19,617
4.25%, 05/31/33	130	127,380
4.25%, 05/15/35	25	24,199
4.25%, 08/15/35	80	77,312
4.38%, 12/31/29	150	149,754
4.38%, 05/15/36	37	36,348
4.50%, 05/31/29	178	178,459
4.63%, 04/30/31	138	138,755
4.63%, 02/15/35	50	49,773
4.88%, 10/31/30	263	267,007
		11,660,654
Total U.S. Government & Agency Obligations — 58.0% (Cost: $17,420,757)		16,969,847
Total Long-Term Investments — 97.7% (Cost: $29,377,626)		28,602,854
	Shares
Short-Term Securities
Money Market Funds — 6.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.84%(i)(j)(k)	1,851,893	1,852,410
209
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Total USD Fixed Income Market ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.65%(i)(j)	100,000	$100,000
Total Short-Term Securities — 6.7% (Cost: $1,952,297)		1,952,410
Total Investments — 104.4% (Cost: $31,329,923)		30,555,264
Liabilities in Excess of Other Assets — (4.4)%		(1,273,748)
Net Assets — 100.0%		$29,281,516

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(c)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	All or a portion of this security is on loan.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	U.S. dollar denominated security issued by foreign domiciled entity.
(g)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(h)	Represents or includes a TBA transaction.
(i)	Affiliate of the Fund.
(j)	Annualized 7-day yield as of period end.
(k)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended August 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 02/28/26	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/26	Shares Held at 08/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$1,657,162	$195,415 (a)	$—	$(280)	$113	$1,852,410	1,851,893	$27,776 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	100,000	0 (a)	—	—	—	100,000	100,000	1,817	—
				$(280)	$113	$1,952,410		$29,593	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
210

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Total USD Fixed Income Market ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Collateralized Mortgage Obligations	$—	$299,980	$—	$299,980
Corporate Bonds & Notes	—	8,484,609	—	8,484,609
Floating Rate Loan Interests	—	1,032,856	—	1,032,856
Foreign Government Obligations	—	1,717,160	—	1,717,160
Municipal Debt Obligations	—	98,402	—	98,402
U.S. Government & Agency Obligations	—	16,969,847	—	16,969,847
Short-Term Securities
Money Market Funds	1,952,410	—	—	1,952,410
	$1,952,410	$28,602,854	$—	$30,555,264
See notes to financial statements.
211
2026 iShares Semi-Annual Financial Statements and Additional Information

Statements of Assets and Liabilities (unaudited)
August 31, 2026

	iShares Core 5-10 Year USD Bond ETF	iShares Core 10+ Year USD Bond ETF	iShares Core U.S. Aggregate Bond ETF	iShares Total USD Fixed Income Market ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$270,254,271	$582,677,988	$136,379,559,417	$28,602,854
Investments, at value—affiliated(c)	29,223,357	11,798,454	4,916,096,397	1,952,410
Cash	—	1,059	—	1,918
Cash pledged as collateral for TBA commitments	—	—	8,862,000	—
Foreign currency, at value(d)	163	381	144	9
Receivables:
Investments sold	4,283,263	1,417,698	1,362,488,488	290,416
Securities lending income—affiliated	1,840	3,014	329,238	59
TBA sales commitments	72,680	—	63,540,785	—
Loans	—	—	—	2,299
Capital shares sold	—	—	40,104,888	—
Dividends—affiliated	87,660	12,219	12,515,943	5,659
Interest—unaffiliated	1,990,291	7,065,537	1,088,401,595	239,502
Total assets	305,913,525	602,976,350	143,871,898,895	31,095,126
LIABILITIES
Bank overdraft	50,128	—	10,217,310	—
Collateral on securities loaned, at value	1,773,518	5,768,454	752,220,567	130,530
TBA sales commitments, at value(e)	72,612	—	63,434,512	—
Payables:
Investments purchased	29,305,760	3,076,525	4,559,032,537	1,680,974
Capital shares redeemed	—	—	226,401	—
Investment advisory fees	11,958	30,245	3,220,393	2,106
Total liabilities	31,213,976	8,875,224	5,388,351,720	1,813,610
Commitments and contingent liabilities
NET ASSETS	$274,699,549	$594,101,126	$138,483,547,175	$29,281,516
NET ASSETS CONSIST OF
Paid-in capital	$290,185,874	$729,659,072	$150,475,444,557	$29,989,135
Accumulated loss	(15,486,325)	(135,557,946)	(11,991,897,382)	(707,619)
NET ASSETS	$274,699,549	$594,101,126	$138,483,547,175	$29,281,516
NET ASSET VALUE
Shares outstanding	6,400,000	12,550,000	1,422,200,000	600,000
Net asset value	$42.92	$47.34	$97.37	$48.80
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	None	None	None	None
(a) Investments, at cost—unaffiliated	$279,677,779	$683,133,026	$146,352,473,878	$29,377,626
(b) Securities loaned, at value	$1,708,825	$5,481,613	$725,061,615	$125,641
(c) Investments, at cost—affiliated	$29,219,097	$11,798,454	$4,914,947,416	$1,952,297
(d) Foreign currency, at cost	$156	$355	$136	$9
(e) Proceeds from TBA sales commitments	$72,680	$—	$63,540,785	$—
See notes to financial statements.
Statements of Assets and Liabilities
212

Statements of Operations (unaudited)
Six Months Ended August 31, 2026

	iShares Core 5-10 Year USD Bond ETF	iShares Core 10+ Year USD Bond ETF	iShares Core U.S. Aggregate Bond ETF	iShares Total USD Fixed Income Market ETF
INVESTMENT INCOME
Dividends—affiliated	$544,107	$62,506	$72,575,130	$29,421
Interest—unaffiliated	5,838,484	15,349,159	2,736,095,354	607,435
Securities lending income—affiliated—net	8,019	19,636	2,130,063	172
Payment-in-kind interest—unaffiliated	1,907	—	—	—
Other income—unaffiliated	288	2,591	2,460	2,212
Total investment income	6,392,805	15,433,892	2,810,803,007	639,240
EXPENSES
Investment advisory	84,240	183,091	20,781,154	12,112
Interest expense	16	—	540	—
Excise tax	—	—	—	26
Total expenses	84,256	183,091	20,781,694	12,138
Less:
Investment advisory fees waived	(12,935)	—	(1,724,904)	(702)
Total expenses after fees waived	71,321	183,091	19,056,790	11,436
Net investment income	6,321,484	15,250,801	2,791,746,217	627,804
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	(1,141,242)	(5,394,742)	(262,959,787)	(50,220)
Investments—affiliated	(953)	—	(450,084)	(280)
In-kind redemptions—unaffiliated(a)	—	(1,048,386)	(92,756,615)	—
	(1,142,195)	(6,443,128)	(356,166,486)	(50,500)
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated	(10,931,412)	(39,617,034)	(5,304,420,732)	(984,798)
Investments—affiliated	(4,506)	—	(440,494)	113
Foreign currency translations	(2)	(7)	(2)	—
	(10,935,920)	(39,617,041)	(5,304,861,228)	(984,685)
Net realized and unrealized loss	(12,078,115)	(46,060,169)	(5,661,027,714)	(1,035,185)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(5,756,631)	$(30,809,368)	$(2,869,281,497)	$(407,381)
(a) See Note 2 of the Notes to Financial Statements.
See notes to financial statements.
213
2026 iShares Semi-Annual Financial Statements and Additional Information

Statements of Changes in Net Assets

	iShares Core 5-10 Year USD Bond ETF		iShares Core 10+ Year USD Bond ETF
	Six Months Ended 08/31/26 (unaudited)	Year Ended 02/28/26	Six Months Ended 08/31/26 (unaudited)	Year Ended 02/28/26
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$6,321,484	$11,603,824	$15,250,801	$29,183,349
Net realized gain (loss)	(1,142,195)	1,456,509	(6,443,128)	(15,875,361)
Net change in unrealized appreciation (depreciation)	(10,935,920)	6,660,873	(39,617,041)	18,507,289
Net increase (decrease) in net assets resulting from operations	(5,756,631)	19,721,206	(30,809,368)	31,815,277
DISTRIBUTIONS TO SHAREHOLDERS(b)
Decrease in net assets resulting from distributions to shareholders	(6,246,707)(c)	(11,344,367)	(15,149,682)(c)	(29,071,517)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	—	56,507,633	4,888,794	6,060,969
NET ASSETS
Total increase (decrease) in net assets	(12,003,338)	64,884,472	(41,070,256)	8,804,729
Beginning of period	286,702,887	221,818,415	635,171,382	626,366,653
End of period	$274,699,549	$286,702,887	$594,101,126	$635,171,382

(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
Statements of Changes in Net Assets
214

Statements of Changes in Net Assets(continued)

	iShares Core U.S. Aggregate Bond ETF		iShares Total USD Fixed Income Market ETF
	Six Months Ended 08/31/26 (unaudited)	Year Ended 02/28/26	Six Months Ended 08/31/26 (unaudited)	Period From 12/10/25(a) to 02/28/26
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$2,791,746,217	$5,146,796,732	$627,804	$232,614
Net realized gain (loss)	(356,166,486)	(171,821,577)	(50,500)	9,267
Net change in unrealized appreciation (depreciation)	(5,304,861,228)	3,091,067,127	(984,685)	210,026
Net increase (decrease) in net assets resulting from operations	(2,869,281,497)	8,066,042,282	(407,381)	451,907
DISTRIBUTIONS TO SHAREHOLDERS(b)
Decrease in net assets resulting from distributions to shareholders	(2,757,166,692)(c)	(5,089,878,196)	(607,554)(c)	(144,591)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	2,632,754,014	12,973,838,251	4,957,443	25,031,692
NET ASSETS
Total increase (decrease) in net assets	(2,993,694,175)	15,950,002,337	3,942,508	25,339,008
Beginning of period	141,477,241,350	125,527,239,013	25,339,008	—
End of period	$138,483,547,175	$141,477,241,350	$29,281,516	$25,339,008

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
215
2026 iShares Semi-Annual Financial Statements and Additional Information

Financial Highlights
(For a share outstanding throughout each period)

	iShares Core 5-10 Year USD Bond ETF
	Six Months Ended 08/31/26 (unaudited)	Year Ended 02/28/26	Year Ended 02/28/25	Year Ended 02/29/24	Year Ended 02/28/23	Year Ended 02/28/22
Net asset value, beginning of period	$44.80	$43.49	$42.58	$42.85	$48.76	$51.55
Net investment income(a)	0.99	1.96	1.92	1.82	1.39	0.91
Net realized and unrealized gain (loss)(b)	(1.89)	1.29	0.88	(0.28)	(6.00)	(2.46)
Net increase (decrease) from investment operations	(0.90)	3.25	2.80	1.54	(4.61)	(1.55)
Distributions(c)
From net investment income	(0.98)(d)	(1.94)	(1.89)	(1.81)	(1.30)	(0.86)
From net realized gain	—	—	—	—	—	(0.38)
Total distributions	(0.98)	(1.94)	(1.89)	(1.81)	(1.30)	(1.24)
Net asset value, end of period	$42.92	$44.80	$43.49	$42.58	$42.85	$48.76
Total Return(e)
Based on net asset value	(2.00)%(f)	7.65%	6.74%	3.69%	(9.51)%	(3.07)%
Ratios to Average Net Assets(g)
Total expenses	0.06%(h)	0.06%	0.06%	0.06%	0.06%	0.06%
Total expenses after fees waived	0.05%(h)	0.05%	0.05%	0.05%	0.05%	0.05%
Net investment income	4.50%(h)	4.49%	4.48%	4.28%	3.14%	1.79%
Supplemental Data
Net assets, end of period (000)	$274,700	$286,703	$221,818	$170,334	$162,844	$107,265
Portfolio turnover rate(i)(j)	111%	265%	304%	300%	335%	279%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
(j) Includes mortgage dollar roll transactions (“MDRs”).
See notes to financial statements.
Financial Highlights
216

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares Core 10+ Year USD Bond ETF
	Six Months Ended 08/31/26 (unaudited)	Year Ended 02/28/26	Year Ended 02/28/25	Year Ended 02/29/24	Year Ended 02/28/23	Year Ended 02/28/22
Net asset value, beginning of period	$51.02	$50.72	$50.50	$51.61	$66.64	$71.04
Net investment income(a)	1.22	2.41	2.40	2.35	2.21	2.17
Net realized and unrealized gain (loss)(b)	(3.68)	0.29	0.22	(1.15)	(15.04)	(4.38)
Net increase (decrease) from investment operations	(2.46)	2.70	2.62	1.20	(12.83)	(2.21)
Distributions from net investment income(c)	(1.22)(d)	(2.40)	(2.40)	(2.31)	(2.20)	(2.19)
Net asset value, end of period	$47.34	$51.02	$50.72	$50.50	$51.61	$66.64
Total Return(e)
Based on net asset value	(4.84)%(f)	5.55%	5.34%	2.42%	(19.44)%	(3.23)%
Ratios to Average Net Assets(g)
Total expenses	0.06%(h)	0.06%	0.06%	0.06%	0.06%	0.06%
Net investment income	5.00%(h)	4.87%	4.76%	4.66%	4.04%	3.05%
Supplemental Data
Net assets, end of period (000)	$594,101	$635,171	$626,367	$583,225	$338,029	$306,529
Portfolio turnover rate(i)	6%	13%	8%	9%	10%	15%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
217
2026 iShares Semi-Annual Financial Statements and Additional Information

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares Core U.S. Aggregate Bond ETF
	Six Months Ended 08/31/26 (unaudited)	Year Ended 02/28/26	Year Ended 02/28/25	Year Ended 02/29/24	Year Ended 02/28/23	Year Ended 02/28/22
Net asset value, beginning of period	$101.40	$99.22	$97.35	$97.33	$110.34	$115.40
Net investment income(a)	2.00	3.92	3.71	3.23	2.50	1.99
Net realized and unrealized gain (loss)(b)	(4.05)	2.15	1.82	(0.05)	(13.11)	(5.06)
Net increase (decrease) from investment operations	(2.05)	6.07	5.53	3.18	(10.61)	(3.07)
Distributions from net investment income(c)	(1.98)(d)	(3.89)	(3.66)	(3.16)	(2.40)	(1.99)
Net asset value, end of period	$97.37	$101.40	$99.22	$97.35	$97.33	$110.34
Total Return(e)
Based on net asset value	(2.00)%(f)	6.24%	5.80%	3.32%	(9.67)%(g)	(2.68)%
Ratios to Average Net Assets(h)
Total expenses	0.03%(i)	0.03%	0.03%	0.03%	0.03%	0.04%
Total expenses after fees waived	0.03%(i)	0.03%	0.03%	0.03%	0.03%	0.03%
Net investment income	4.03%(i)	3.95%	3.78%	3.33%	2.48%	1.74%
Supplemental Data
Net assets, end of period (000)	$138,483,547	$141,477,241	$125,527,239	$101,640,908	$85,719,356	$87,922,461
Portfolio turnover rate(j)(k)	34%	62%	81%	89%	104%	163%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
(k) Includes mortgage dollar roll transactions (“MDRs”).
See notes to financial statements.
Financial Highlights
218

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares Total USD Fixed Income Market ETF
	Six Months Ended 08/31/26 (unaudited)	Period From 12/10/25(a) to 02/28/26
Net asset value, beginning of period	$50.68	$50.00
Net investment income(b)	1.16	0.47
Net realized and unrealized gain (loss)(c)	(1.90)	0.50
Net increase (decrease) from investment operations	(0.74)	0.97
Distributions from net investment income(d)	(1.14)(e)	(0.29)
Net asset value, end of period	$48.80	$50.68
Total Return(f)
Based on net asset value	(1.44)%(g)	1.92%(g)
Ratios to Average Net Assets(h)
Total expenses	0.09%(i)	0.09%(i)
Total expenses after fees waived	0.09%(i)	0.08%(i)
Net investment income	4.66%(i)	4.28%(i)
Supplemental Data
Net assets, end of period (000)	$29,282	$25,339
Portfolio turnover rate(j)(k)	52%	17%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
(k) Includes mortgage dollar roll transactions (“MDRs”).
See notes to financial statements.
219
2026 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited)
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
iShares ETF	Diversification Classification
Core 5-10 Year USD Bond	Diversified
Core 10+ Year USD Bond	Diversified
Core U.S. Aggregate Bond	Diversified
Total USD Fixed Income Market	Non-diversified
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed (the "trade dates"). Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest are recognized daily on an accrual basis.
Foreign Currency Translation: Each Fund's books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Cash: The Funds may maintain cash at their custodian, which at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting: The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each Fund’s financial statements.
Notes to Financial Statements
220

Notes to Financial Statements (unaudited) (continued)
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment  Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date.  U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds' investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
• Fixed-income investments and certain derivative instruments for which market quotations are readily available are generally valued using the last available bid price (including evaluated prices) provided by independent dealers or third-party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third-party pricing service. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots of securities in certain asset classes may trade at lower prices than institutional round lots, and the value ultimately realized when the securities are sold could differ from the prices used by a fund. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BFA determines such method does not represent fair value.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).  The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair  Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
• Level  2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such
221
2026 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
TBA Commitments: TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.
To mitigate counterparty risk, a fund enters into a two-way collateral agreement for TBA transactions with certain counterparties. Under such agreement, the “in-the-money” party of a TBA transaction may at any time require the other party to pledge collateral assets (in the form of cash or securities) to offset any loss the in-the-money party would incur upon cancellation of the TBA transaction. A party is in-the-money if they are the buyer and the market value of the TBA transaction increases or if they are the seller and the market value of the TBA transaction decreases. Cash collateral received from the counterparty may be reinvested in money market funds, including those managed by the Funds’ investment adviser, or its affiliates. Such collateral, if any, is noted in the Schedule of Investments and the obligation to return the collateral is presented as a liability in the Statements of Assets and Liabilities. Securities pledged as collateral by a fund, if any, are noted in the Schedule of Investments.
Floating Rate Loan Interests: Floating rate loan interests are typically issued to companies (the “borrower”) by banks, other financial institutions, or privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged or in bankruptcy proceedings. In addition, transactions in floating rate loan interests may settle on a delayed basis, which may result in proceeds from the sale not being readily available for a fund to make additional investments or meet its redemption obligations. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. Since the rates reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the NAV of a fund to the extent that it invests in floating rate loan interests. The base lending rates are generally the lending rate offered by one or more European banks, such as the Secured Overnight Financing Rate (“SOFR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. These investments are treated as investments in debt securities for purposes of a fund’s investment policies.
When a fund purchases a floating rate loan interest, it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, a fund may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by a fund upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. A fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.
Floating rate loan interests are usually freely callable at the borrower’s option. A fund may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in a fund having a contractual relationship only with the lender, not with the borrower. A fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, a fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower. A fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a fund assumes the credit risk of both the borrower and the lender that is selling the Participation. A fund’s investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the Participation, a fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in a fund having a direct contractual relationship with the borrower, and a fund may enforce compliance by the borrower with the terms of the loan agreement.
Notes to Financial Statements
222

Notes to Financial Statements (unaudited) (continued)
Mortgage Dollar Roll Transactions: The Funds may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions.  The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. Government.  The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities.  The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day.  During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments.  The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
Core 5-10 Year USD Bond
Barclays Bank PLC	$415,244	$(415,244)	$—	$—
BNP Paribas SA	306,402	(306,402)	—	—
Citadel Clearing LLC	6,954	(6,954)	—	—
Citigroup Global Markets, Inc.	205,863	(205,863)	—	—
Goldman Sachs & Co. LLC	211,129	(211,129)	—	—
J.P. Morgan Securities LLC	141,718	(141,718)	—	—
Morgan Stanley	96,669	(96,669)	—	—
National Bank of Canada	88,278	(88,278)	—	—
Pershing LLC	62,887	(62,887)	—	—
RBC Capital Markets LLC	106,240	(106,240)	—	—
Scotia Capital (USA), Inc.	45,490	(45,490)	—	—
TD Securities (USA) LLC	21,951	(21,951)	—	—
	$1,708,825	$(1,708,825)	$—	$—
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2026 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
Core 10+ Year USD Bond
Barclays Bank PLC	$927,831	$(927,831)	$—	$—
BNP Paribas SA	1,088,744	(1,088,744)	—	—
BofA Securities, Inc.	389,326	(389,326)	—	—
Citigroup Global Markets, Inc.	308,904	(308,904)	—	—
Goldman Sachs & Co. LLC	232,167	(232,167)	—	—
J.P. Morgan Securities LLC	1,679,031	(1,679,031)	—	—
Morgan Stanley	291,423	(291,423)	—	—
National Bank of Canada	22,295	(22,295)	—	—
RBC Capital Markets LLC	205,039	(205,039)	—	—
Santander US Capital Markets LLC	5,508	(5,508)	—	—
Scotia Capital (USA), Inc.	173,956	(173,956)	—	—
Scotia Capital Inc	3,086	(3,086)	—	—
UBS AG	152,503	(152,503)	—	—
Wells Fargo Securities LLC	1,800	(1,800)	—	—
	$5,481,613	$(5,481,613)	$—	$—
Core U.S. Aggregate Bond
Barclays Bank PLC	$84,774,494	$(84,774,494)	$—	$—
Barclays Capital, Inc.	122,704,309	(122,704,309)	—	—
BNP Paribas SA	128,127,192	(128,127,192)	—	—
BofA Securities, Inc.	9,701,765	(9,701,765)	—	—
Citigroup Global Markets, Inc.	54,784,964	(54,784,964)	—	—
Deutsche Bank Securities, Inc.	15,460,749	(15,460,749)	—	—
Goldman Sachs & Co. LLC	56,092,748	(56,092,748)	—	—
HSBC Securities (USA), Inc.	547,370	(547,370)	—	—
J.P. Morgan Securities LLC	113,440,294	(113,440,294)	—	—
Jefferies LLC	635,650	(635,650)	—	—
Morgan Stanley	41,220,257	(41,220,257)	—	—
National Bank of Canada	33,728,586	(33,728,586)	—	—
Nomura Securities International, Inc.	190,901	(190,901)	—	—
Pershing LLC	17,616,182	(17,616,182)	—	—
RBC Capital Markets LLC	20,404,269	(20,404,269)	—	—
Scotia Capital (USA), Inc.	6,018,666	(6,018,666)	—	—
Scotia Capital, Inc.	73,520	(73,520)	—	—
TD Securities (USA) LLC	1,138,631	(1,138,631)	—	—
UBS AG	12,694	(12,694)	—	—
UBS Securities LLC	1,150,083	(1,150,083)	—	—
Wells Fargo Securities LLC	17,238,291	(17,238,291)	—	—
	$725,061,615	$(725,061,615)	$—	$—
Total USD Fixed Income Market
Barclays Capital, Inc.	$32,928	$(32,928)	$—	$—
BNP Paribas SA	60,773	(60,773)	—	—
RBC Capital Markets LLC	31,940	(31,940)	—	—
	$125,641	$(125,641)	$—	$—

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s
Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.'s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets.  BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
Notes to Financial Statements
224

Notes to Financial Statements (unaudited) (continued)
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
iShares ETF	Investment Advisory Fees
Core 5-10 Year USD Bond	0.06%
Core 10+ Year USD Bond	0.06
Core U.S. Aggregate Bond	0.03
Total USD Fixed Income Market	0.09
Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statements of Operations does not include acquired fund fees and expenses.
For each of the iShares Core 5-10 Year USD Bond, the iShares Core U.S. Aggregate Bond and the iShares Total USD Fixed Income Market ETFs,  BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through February 28, 2031, June 30, 2027 and June 28, 2030, respectively, in an amount equal to the acquired fund fees and expenses, if any, attributable to investments by the Fund in other registered investment companies advised by BFA or its affiliates.
This amounts are included in investment advisory fees waived in the Statements of Operations. For the six months ended August 31, 2026, the amounts waived in investment advisory fees pursuant to these arrangements were as follows:
iShares ETF	Amounts Waived
Core 5-10 Year USD Bond	$12,935
Core U.S. Aggregate Bond	1,724,904
Total USD Fixed Income Market	702
Distributor: BlackRock Investments, LLC ("BRIL"), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Securities Lending: The U.S. Securities and Exchange Commission ("SEC") has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. ("BTC"), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions.  As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
225
2026 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended August 31, 2026, the Funds paid BTC the following amounts for securities lending agent services:
iShares ETF	Amounts
Core 5-10 Year USD Bond	$2,097
Core 10+ Year USD Bond	5,557
Core U.S. Aggregate Bond	623,100
Total USD Fixed Income Market	48
Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate.  The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
6. PURCHASES AND SALES
For the six months ended August 31, 2026, purchases and sales of investments, including mortgage dollar rolls and excluding short-term securities and in-kind transactions, were as follows:
	U.S. Government Securities		Other Securities
iShares ETF	Purchases	Sales	Purchases	Sales
Core 5-10 Year USD Bond	$292,438,473	$294,841,828	$12,486,773	$11,110,710
Core 10+ Year USD Bond	15,060,273	8,821,417	18,666,341	24,757,882
Core U.S. Aggregate Bond	42,849,019,283	42,294,647,482	3,287,987,173	3,304,202,276
Total USD Fixed Income Market	13,445,953	12,916,344	906,550	628,351
For the six months ended August 31, 2026, in-kind transactions were as follows:
iShares ETF	In-kind Purchases	In-kind Sales
Core 10+ Year USD Bond	$48,119,434	$43,493,496
Core U.S. Aggregate Bond	5,478,940,784	3,462,876,341
Total USD Fixed Income Market	3,807,792	—
7. INCOME TAX INFORMATION
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes.  It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of August 31, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
As of February 28, 2026, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:
iShares ETF	Non-Expiring Capital Loss Carryforwards
Core 5-10 Year USD Bond	$(5,998,520)
Core 10+ Year USD Bond	(31,149,412)
Core U.S. Aggregate Bond	(2,130,377,546)
Notes to Financial Statements
226

Notes to Financial Statements (unaudited) (continued)
As of August 31, 2026, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Core 5-10 Year USD Bond	$308,912,620	$770,675	$(10,205,599)	$(9,434,924)
Core 10+ Year USD Bond	695,052,139	2,224,446	(102,800,143)	(100,575,697)
Core U.S. Aggregate Bond	151,282,891,303	105,572,560	(10,092,701,776)	(9,987,129,216)
Total USD Fixed Income Market	31,331,622	11,604	(787,962)	(776,358)
8. PRINCIPAL RISKS
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations.  Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Funds are not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates during a period of historically low interest rates. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Funds’ performance.
227
2026 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
The Funds invest a significant portion of their assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. When a fund concentrates its investments in this manner, it assumes a greater risk of prepayment or payment extension by securities issuers. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions. Investment percentages in these securities are presented in the Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
9. CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
	Six Months Ended 08/31/26		Year Ended 02/28/26
iShares ETF	Shares	Amount	Shares	Amount
Core 5-10 Year USD Bond
Shares sold	—	$—	1,400,000	$60,813,879
Shares redeemed	—	—	(100,000)	(4,306,246)
	—	$—	1,300,000	$56,507,633
Core 10+ Year USD Bond
Shares sold	1,000,000	$48,982,810	1,500,000	$74,753,072
Shares redeemed	(900,000)	(44,094,016)	(1,400,000)	(68,692,103)
	100,000	$4,888,794	100,000	$6,060,969
Core U.S. Aggregate Bond
Shares sold	73,200,000	$7,215,133,462	175,600,000	$17,446,097,703
Shares redeemed	(46,300,000)	(4,582,379,448)	(45,400,000)	(4,472,259,452)
	26,900,000	$2,632,754,014	130,200,000	$12,973,838,251

	Six Months Ended 08/31/26		Period Ended 02/28/26(a)
iShares ETF	Shares	Amount	Shares	Amount
Total USD Fixed Income Market
Shares sold	100,000	$4,957,443	500,000	$25,031,692

(a)	The Fund commenced operations on December 10, 2025.
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash.  Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars.  Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash.  Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, each Funds’ custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
Notes to Financial Statements
228

Notes to Financial Statements (unaudited) (continued)
10. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the  financial statements.
229
2026 iShares Semi-Annual Financial Statements and Additional Information

Additional Information
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
 • Go to icsdelivery.com.
 • If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Company’s policies and procedures with respect to the disclosure of each Fund’s portfolio securities is available in the Fund Prospectus. Each Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com.
Additional Information
230

Board Review and Approval of Investment Advisory Contract
iShares Core 5-10 Year USD Bond ETF, iShares Core 10+ Year USD Bond ETF, iShares Total USD Fixed Income Market ETF (each the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess the services of BFA and its affiliates to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 11, 2026 and May 21, 2026, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 10-11, 2026, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.
The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were within range of the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2025, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and platform and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the ETF business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding the investment performance of iShares funds, investment and risk management processes and strategies provided at the May 11, 2026 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business and ETF platform.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
231
2026 iShares Semi-Annual Financial Statements and Additional Information

Board Review and Approval of Investment Advisory Contract (continued)
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology (including refinements to the methodology from prior years) and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the ETF business by BFA and its affiliates, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders to further improve product quality, enhance and strengthen the ETF ecosystem and the ETF platform and to pursue continual advancement of the overall investor experience. With respect to applicable funds, the 15(c) Committee and the Board reviewed information with respect to management fees having been set at levels that anticipate scale over time. In addition, the 15(c) Committee and the Board reviewed information with respect to certain benefits to iShares funds’ shareholders as a result of BlackRock’s overall size and global platform. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.
The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), and payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services. The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Solutions Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board further noted that certain index providers pay a fee or reimburse a portion of the costs of BFA and/or its affiliates of certain co-marketing activities that promote products and strategic initiatives that incorporate the index providers’ logos and branding. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for
Board Review and Approval of Investment Advisory Contract
232

Board Review and Approval of Investment Advisory Contract (continued)
the Fund. The Board also considered other indirect and intangible benefits to BlackRock as a result of its advisory relationships with the Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.
The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
iShares Core U.S. Aggregate Bond ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess the services of BFA and its affiliates to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 11, 2026 and May 21, 2026, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 10-11, 2026, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.
The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2025, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and platform and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the ETF business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with
233
2026 iShares Semi-Annual Financial Statements and Additional Information

Board Review and Approval of Investment Advisory Contract (continued)
regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding the investment performance of iShares funds, investment and risk management processes and strategies provided at the May 11, 2026 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business and ETF platform.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology (including refinements to the methodology from prior years) and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the ETF business by BFA and its affiliates, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders to further improve product quality, enhance and strengthen the ETF ecosystem and the ETF platform and to pursue continual advancement of the overall investor experience. With respect to applicable funds, the 15(c) Committee and the Board reviewed information with respect to management fees having been set at levels that anticipate scale over time. In addition, the 15(c) Committee and the Board reviewed information with respect to certain benefits to iShares funds’ shareholders as a result of BlackRock’s overall size and global platform. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.
The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), and payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services. The Board further considered other direct benefits that might accrue to BFA, including actual and potential
Board Review and Approval of Investment Advisory Contract
234

Board Review and Approval of Investment Advisory Contract (continued)
reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Solutions Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board further noted that certain index providers pay a fee or reimburse a portion of the costs of BFA and/or its affiliates of certain co-marketing activities that promote products and strategic initiatives that incorporate the index providers’ logos and branding. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board also considered other indirect and intangible benefits to BlackRock as a result of its advisory relationships with the Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.
The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
235
2026 iShares Semi-Annual Financial Statements and Additional Information

Glossary of Terms Used in these Financial Statements

Portfolio Abbreviation
AGM	Assured Guaranty Municipal Corp.
BAB	Build America Bond
BAM	Build America Mutual Assurance Co.
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
ETM	Escrowed to Maturity
GO	General Obligation
GOL	General Obligation Limited
NPFGC	National Public Finance Guarantee Corp.
PIK	Payment-in-kind
PJSC	Public Joint Stock Company
PSF	Permanent School Fund
RB	Revenue Bonds
REIT	Real Estate Investment Trust
SAP	Subject to Appropriations
SCA	Svenska Celluosa Aktiebolaget
SOFR	Secured Overnight Financing Rate
TBA	To-Be-Announced
Glossary of Terms Used in this Report
236

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Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Bloomberg Index Services Limited, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

August 31, 2026

2026 Semi-Annual Financial Statements and Additional Information (Unaudited)

iShares Trust
• iShares High Yield Systematic Bond ETF | HYDB | Cboe BZX Exchange
• iShares Investment Grade Systematic Bond ETF | IGEB | Cboe BZX Exchange

2

Schedule of Investments (unaudited)
August 31, 2026
iShares® High Yield Systematic Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 0.3%
Advantage Sales & Marketing, Inc., 9.00%, 11/15/30(a)	$6,697	$5,565,694
Aerospace & Defense — 0.3%
TransDigm, Inc., 6.38%, 03/01/29(a)	4,500	4,566,668
Airlines — 1.5%
Allegiant Travel Co., 7.13%, 07/01/31(a)(b)	7,000	7,063,872
American Airlines, Inc., 7.25%, 02/15/28(a)(b)	6,000	6,056,749
JetBlue Airways Corp./JetBlue Loyalty LP, 9.88%, 09/20/31(a)(b)	13,312	11,431,056
		24,551,677
Apparel — 0.7%
Under Armour, Inc., 7.25%, 07/15/30(a)(b)	3,042	3,064,806
VF Corp., 2.95%, 04/23/30(b)	9,579	8,698,828
		11,763,634
Auto Manufacturers — 2.0%
New Flyer Holdings, Inc., 9.25%, 07/01/30(a)	6,456	6,929,206
Nissan Motor Co. Ltd.
4.81%, 09/17/30(a)(b)	4,794	4,466,427
7.75%, 07/17/32(a)	8,320	8,632,490
8.13%, 07/17/35(a)	10,981	11,663,586
		31,691,709
Auto Parts & Equipment — 1.4%
Cooper-Standard Automotive, Inc., 9.25%, 03/01/31(a)	9,011	9,116,828
Garrett Motion Holdings, Inc./Garrett LX I SARL, 7.75%, 05/31/32(a)(b)	8,912	9,266,448
Phinia, Inc., 6.75%, 04/15/29(a)	3,500	3,572,541
		21,955,817
Beverages — 0.4%
Primo Water Holdings, Inc./Triton Water Holdings, Inc., 4.38%, 04/30/29(a)(b)	7,000	6,852,362
Biotechnology — 0.8%
Biocon Biologics Global PLC, 6.67%, 10/09/29(a)	9,167	9,217,338
Genmab A/S/Genmab Finance LLC, 6.25%, 12/15/32(a)	4,114	4,174,822
		13,392,160
Building Materials — 1.9%
Builders FirstSource, Inc.
6.38%, 06/15/32(a)(b)	7,718	7,754,035
6.75%, 05/15/35(a)	8,837	8,835,642
Sisecam U.K. PLC
8.38%, 01/23/33(a)(b)	5,236	5,230,948
8.63%, 05/02/32(a)(b)	9,014	9,008,330
		30,828,955
Chemicals — 2.8%
Celanese U.S. Holdings LLC
6.75%, 04/15/33	7,798	7,937,826
7.38%, 02/15/34(b)	8,874	9,192,967
CVR Partners LP/CVR Nitrogen Finance Corp., 6.13%, 06/15/28(a)	5,508	5,514,566
FMC Corp.
5.65%, 05/18/33(b)	6,172	5,662,273
6.38%, 05/18/53(b)	4,784	3,785,853
Perimeter Holdings LLC, 5.00%, 10/30/29(a)	8,007	7,826,013
Rain Carbon, Inc., 12.25%, 09/01/29(a)(b)	4,481	4,762,559
		44,682,057
Security	Par (000)	Value
Coal — 0.4%
SunCoke Energy, Inc., 4.88%, 06/30/29(a)	$5,998	$5,798,257
Commercial Services — 3.6%
ADT Security Corp. (The)
4.13%, 08/01/29(a)(b)	5,277	5,082,382
4.88%, 07/15/32(a)(b)	8,239	7,762,434
5.88%, 10/15/33(a)(b)	1,663	1,626,749
CoreCivic, Inc., 8.25%, 04/15/29	2,871	2,980,017
Deluxe Corp., 8.00%, 06/01/29(a)(b)	5,422	5,477,060
EquipmentShare.com, Inc.
7.13%, 07/01/34(a)(b)	9,296	9,148,691
8.63%, 05/15/32(a)(b)	6,682	6,948,351
PROG Holdings, Inc., 6.00%, 11/15/29(a)	7,033	6,916,755
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 6.75%, 08/15/32(a)	10,000	9,877,448
United Rentals North America, Inc., 4.88%, 01/15/28	1,500	1,494,358
		57,314,245
Computers — 1.4%
Diebold Nixdorf, Inc., 7.75%, 03/31/30(a)	10,436	10,890,446
Insight Enterprises, Inc., 6.63%, 05/15/32(a)(b)	5,564	5,646,703
Pitney Bowes, Inc., 7.25%, 03/15/29(a)(b)	5,339	5,383,853
		21,921,002
Diversified Financial Services — 7.4%
Ally Financial, Inc., 6.70%, 02/14/33(b)	5,567	5,666,704
Bread Financial Holdings, Inc., 6.75%, 05/15/31(a)	5,557	5,675,436
Coinbase Global, Inc., 3.38%, 10/01/28(a)(b)	10,008	9,549,359
Credit Acceptance Corp.
6.63%, 03/15/30(a)(b)	5,635	5,659,653
9.25%, 12/15/28(a)	4,711	4,873,944
Encore Capital Group, Inc.
6.63%, 04/15/31(a)(b)	5,481	5,503,719
6.63%, 06/01/32(a)	2,611	2,618,665
8.50%, 05/15/30(a)(b)	5,127	5,436,553
Enova International, Inc.
9.13%, 08/01/29(a)	5,239	5,478,092
11.25%, 12/15/28(a)	1,795	1,876,848
OneMain Finance Corp.
5.38%, 11/15/29	342	337,122
6.75%, 03/15/32	6,819	6,831,356
6.75%, 09/15/33(b)	1,321	1,300,389
7.13%, 11/15/31(b)	8,564	8,690,482
7.13%, 09/15/32(b)	3,505	3,553,229
7.13%, 03/15/34	1,157	1,157,212
7.50%, 05/15/31	449	461,127
7.88%, 03/15/30	1,529	1,585,351
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.
3.63%, 03/01/29(a)	708	682,330
3.88%, 03/01/31(a)(b)	12,573	11,729,007
4.00%, 10/15/33(a)(b)	3,642	3,260,553
Stonex Escrow Issuer LLC, 6.88%, 07/15/32(a)	6,973	7,089,498
StoneX Group, Inc., 7.88%, 03/01/31(a)	5,774	6,004,885
Synchrony Financial, 7.25%, 02/02/33	8,675	8,983,589
VFH Parent LLC/Valor Co-Issuer, Inc., 7.50%, 06/15/31(a)	5,428	5,618,023
		119,623,126
Electric — 1.8%
NRG Energy, Inc., 3.88%, 02/15/32(a)	5,948	5,443,208
3
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® High Yield Systematic Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
PG&E Corp.
5.00%, 07/01/28	$7,000	$6,895,002
5.25%, 07/01/30	5,000	4,865,256
Talen Energy Supply LLC, 6.50%, 02/01/36(a)	12,156	11,930,867
		29,134,333
Engineering & Construction — 0.9%
IHS Holding Ltd.
6.25%, 11/29/28(a)	277	275,401
7.88%, 05/29/30(a)	6,121	6,244,264
8.25%, 11/29/31(a)	7,077	7,366,742
		13,886,407
Entertainment — 1.8%
Caesars Entertainment, Inc.
6.00%, 10/15/32(a)(b)	12,997	11,673,102
6.50%, 02/15/32(a)(b)	6,684	6,460,835
Six Flags Entertainment Corp./Canada's Wonderland Co/Millennium Operations LLC, 8.63%, 01/15/32(a)(b)	11,544	11,706,539
		29,840,476
Food — 1.2%
Post Holdings, Inc.
6.25%, 10/15/34(a)	8,131	7,838,675
6.50%, 03/15/36(a)	12,064	11,692,365
		19,531,040
Gas — 0.8%
AmeriGas Partners LP/AmeriGas Finance Corp.
6.88%, 06/01/31(a)	5,747	5,743,416
9.50%, 06/01/30(a)(b)	6,103	6,488,289
		12,231,705
Health Care - Services — 2.5%
DaVita, Inc.
3.75%, 02/15/31(a)	6,823	6,302,553
4.63%, 06/01/30(a)(b)	12,231	11,818,774
Fortrea Holdings, Inc., 7.50%, 07/01/30(a)(b)	5,820	5,931,651
Sotera Health Holdings LLC, 7.38%, 06/01/31(a)	4,488	4,668,848
Surgery Center Holdings, Inc., 7.25%, 04/15/32(a)	11,659	11,725,037
		40,446,863
Holding Companies - Diversified — 2.4%
Clue Opco LLC, 9.50%, 10/15/31(a)	980	988,776
Compass Group Diversified Holdings LLC, 5.25%, 04/15/29(a)	6,697	6,395,772
FS KKR Capital Corp.
3.13%, 10/12/28(b)	183	173,053
6.13%, 01/15/30(b)	8,290	8,129,894
6.88%, 08/15/29	6,713	6,771,626
7.50%, 08/01/31	1,267	1,290,283
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
9.75%, 01/15/29(b)	6,172	5,907,381
10.00%, 11/15/29(a)	9,555	9,258,814
		38,915,599
Home Builders — 0.4%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC, 4.88%, 02/15/30(a)(b)	6,225	5,866,621
Home Furnishings — 1.5%
Somnigroup International, Inc., 3.88%, 10/15/31(a)(b)	6,891	6,303,628
Security	Par (000)	Value
Home Furnishings (continued)
Whirlpool Corp.
4.50%, 06/01/46(b)	$7,909	$4,477,570
4.60%, 05/15/50(b)	9,413	5,321,487
6.13%, 06/15/30(b)	232	217,977
6.50%, 06/15/33(b)	8,271	7,149,438
7.88%, 07/01/34(a)(b)	1,065	1,041,859
		24,511,959
Insurance — 0.4%
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, 7.13%, 05/15/31(a)	6,704	6,824,732
Internet — 3.8%
Gen Digital, Inc., 6.25%, 04/01/33(a)	11,155	11,151,519
Go Daddy Operating Co. LLC/GD Finance Co., Inc., 3.50%, 03/01/29(a)(b)	3,078	2,918,155
Match Group Holdings II LLC, 6.13%, 09/15/33(a)(b)	6,961	6,854,738
Rakuten Group, Inc., 9.75%, 04/15/29(a)	10,577	11,529,039
Snap, Inc.
6.88%, 03/01/33(a)(b)	8,067	7,910,555
6.88%, 03/15/34(a)(b)	6,231	6,059,474
Wayfair LLC
7.13%, 05/31/34(a)	432	448,081
7.25%, 10/31/29(a)	8,646	8,930,721
7.75%, 09/15/30(a)	5,152	5,423,047
		61,225,329
Iron & Steel — 1.5%
Champion Iron Canada, Inc., 7.88%, 07/15/32(a)(b)	2,438	2,486,448
Cleveland-Cliffs, Inc., 7.63%, 01/15/34(a)(b)	6,366	6,495,427
Fortescue Treasury Pty. Ltd.
4.38%, 04/01/31(a)	7,015	6,623,450
6.13%, 04/15/32(a)(b)	8,292	8,383,856
		23,989,181
Leisure Time — 1.7%
Lindblad Expeditions LLC, 7.00%, 09/15/30(a)	7,403	7,625,490
NCL Corp. Ltd.
6.25%, 09/15/33(a)(b)	10,265	9,602,470
6.75%, 02/01/32(a)	7,767	7,554,901
Patrick Industries, Inc., 6.38%, 11/01/32(a)(b)	3,000	2,995,455
		27,778,316
Lodging — 1.9%
Genting New York LLC/GENNY Capital, Inc., 7.25%, 10/01/29(a)	6,882	7,064,072
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.
4.88%, 07/01/31(a)(b)	6,282	5,815,256
5.00%, 06/01/29(a)	4,938	4,811,143
Station Casinos LLC, 4.63%, 12/01/31(a)(b)	6,123	5,771,885
Travel and Leisure Co., 4.50%, 12/01/29(a)	7,829	7,561,413
		31,023,769
Manufacturing — 0.3%
LSB Industries, Inc., 6.25%, 10/15/28(a)(b)	4,891	4,881,139
Media — 7.4%
AMC Global Media, Inc., 10.50%, 07/15/32(a)	11,313	11,960,941
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/31(a)	2,429	2,190,682
4.75%, 02/01/32(a)(b)	1,584	1,419,513
7.38%, 03/01/31(a)	311	314,973
Schedule of Investments
4

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® High Yield Systematic Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Media (continued)
Discovery Communications LLC
6.35%, 06/01/40	$2,106	$1,695,330
5.00%, 09/20/37	6,906	5,300,355
Discovery Global Holdings, Inc.
4.28%, 03/15/32(b)	13,160	12,041,400
5.05%, 03/15/42	8,976	6,526,270
McGraw-Hill Education, Inc.
7.38%, 09/01/31(a)(b)	7,307	7,505,071
8.00%, 08/01/29(a)	6,916	6,919,493
Nexstar Media, Inc.
4.75%, 11/01/28(a)(b)	11,694	11,521,661
7.25%, 04/15/34(a)(b)	7,196	7,288,943
Paramount Global
4.95%, 05/19/50(b)	2,483	1,552,295
5.85%, 09/01/43	9,647	7,046,910
6.88%, 04/30/36(b)	12,777	11,878,044
Sinclair Television Group, Inc.
5.50%, 03/01/30(a)(b)	6,415	5,749,444
8.13%, 02/15/33(a)	7,060	7,338,941
Versant Media Group, Inc., 7.25%, 01/30/31(a)(b)	11,049	11,458,023
		119,708,289
Metal Fabricate & Hardware — 0.2%
Park-Ohio Industries, Inc., 8.50%, 08/01/30(a)	2,653	2,797,528
Mining — 4.7%
Aris Mining Corp., 8.00%, 10/31/29(a)	4,802	4,970,070
Endeavour Mining PLC, 7.00%, 05/28/30(a)(b)	5,607	5,704,633
First Quantum Minerals Ltd., 8.63%, 06/01/31(a)	5,979	6,219,185
IAMGOLD Corp., 5.75%, 10/15/28(a)(b)	4,956	4,946,625
Ivanhoe Mines Ltd., 7.88%, 01/23/30(a)	8,736	8,792,504
Nickel Industries Ltd., 9.00%, 09/30/30(a)(b)	8,907	9,217,301
Novelis Corp.
4.75%, 01/30/30(a)	12,137	11,723,232
6.88%, 01/30/30(a)	4,257	4,374,110
Skeena Resources Ltd., 8.50%, 04/01/31(a)	8,231	8,695,335
Stillwater Mining Co., 4.50%, 11/16/29(a)	5,763	5,503,773
Taseko Mines Ltd., 8.25%, 05/01/30(a)	5,209	5,438,576
		75,585,344
Office Furnishings — 0.2%
HNI Corp., 5.13%, 01/18/29(a)	3,487	3,458,900
Oil & Gas — 8.9%
BKV Upstream Midstream LLC, 7.50%, 10/15/30(a)	5,521	5,590,130
California Resources Corp.
7.00%, 01/15/34(a)	7,171	7,170,364
7.25%, 01/15/35(a)(b)	6,131	6,145,794
CNX Resources Corp., 7.38%, 01/15/31(a)	4,500	4,608,171
Comstock Resources, Inc.
5.88%, 01/15/30(a)	1,185	1,137,559
6.75%, 03/01/29(a)(b)	11,844	11,746,857
6.75%, 03/01/29(a)	2,104	2,080,893
CVR Energy, Inc.
7.50%, 02/15/31(a)	6,766	6,971,510
7.88%, 02/15/34(a)(b)	4,048	4,200,395
Gulfport Energy Operating Corp., 6.75%, 09/01/29(a)	7,363	7,498,855
Ithaca Energy North Sea PLC, 8.13%, 10/15/29(a)	8,211	8,531,459
Kosmos Energy Ltd., 8.75%, 10/01/31(a)(b)	7,317	6,590,422
Murphy Oil Corp., 6.50%, 02/15/34	3,806	3,793,869
Security	Par (000)	Value
Oil & Gas (continued)
Noble Finance II LLC
6.25%, 06/15/34(a)	$2,496	$2,449,835
8.00%, 04/15/30(a)(b)	11,135	11,513,312
Northern Oil & Gas, Inc.
7.88%, 10/15/33(a)(b)	7,918	8,145,627
8.75%, 06/15/31(a)(b)	5,170	5,386,602
Par Petroleum LLC, 7.38%, 06/01/34(a)	5,703	5,917,923
Parex Resources, Inc., 8.50%, 05/11/31(a)(b)	5,507	5,676,423
PBF Holding Co. LLC/PBF Finance Corp.
7.25%, 06/01/34(a)(b)	4,678	4,810,298
9.88%, 03/15/30(a)(b)	8,554	9,135,467
Talos Production, Inc.
8.00%, 07/15/34(a)(b)	6,619	6,844,748
9.38%, 02/01/31(a)(b)	6,581	6,977,894
		142,924,407
Oil & Gas Services — 1.3%
Bristow Group, Inc., 6.75%, 02/01/33(a)	5,925	5,967,151
Enerflex, Inc., 6.88%, 01/15/31(a)	3,768	3,841,710
Tidewater, Inc., 9.13%, 07/15/30(a)	6,924	7,415,052
Viridien, 10.00%, 10/15/30(a)	3,836	4,046,247
		21,270,160
Packaging & Containers — 0.3%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 4.00%, 09/01/29(a)	1,137	1,091,315
Klabin Austria GmbH, 7.00%, 04/03/49(a)	3,133	3,121,533
		4,212,848
Pharmaceuticals — 0.9%
Elanco Animal Health, Inc., 6.40%, 08/28/28	6,011	6,152,938
Grifols SA, 4.75%, 10/15/28(a)(b)	8,205	8,086,459
		14,239,397
Pipelines — 6.2%
Delek Logistics Partners LP/Delek Logistics Finance Corp., 8.63%, 03/15/29(a)	7,098	7,347,637
Genesis Energy LP/Genesis Energy Finance Corp.
7.88%, 05/15/32(b)	3,217	3,339,146
8.00%, 05/15/33	6,484	6,802,157
8.88%, 04/15/30	3,780	3,949,265
NGL Energy Operating LLC/NGL Energy Finance Corp.
8.13%, 02/15/29(a)(b)	7,637	7,878,261
8.38%, 02/15/32(a)	6,063	6,356,461
Summit Midstream Holdings LLC, 8.63%, 10/31/29(a)	8,898	9,271,992
Venture Global Calcasieu Pass LLC, 6.00%, 05/01/36(a)	8,584	8,548,110
Venture Global LNG, Inc.
8.38%, 06/01/31(a)	11,127	11,570,889
9.88%, 02/01/32(a)(b)	11,110	11,843,960
Venture Global Plaquemines LNG LLC
6.75%, 01/15/36(a)	7,792	8,202,053
7.50%, 05/01/33(a)	3,011	3,270,584
7.75%, 05/01/35(a)	10,393	11,557,879
		99,938,394
Real Estate — 1.8%
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp.
5.75%, 01/15/29(a)(b)	6,517	6,442,061
9.75%, 04/15/30(a)(b)	2,629	2,816,819
Five Point Operating Co. LP, 8.00%, 10/01/30(a)(b)	4,862	4,993,560
5
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® High Yield Systematic Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate (continued)
Howard Hughes Corp. (The)
4.13%, 02/01/29(a)	$7,312	$7,087,006
4.38%, 02/01/31(a)(b)	7,767	7,332,993
		28,672,439
Real Estate Investment Trusts — 6.0%
Blackstone Mortgage Trust, Inc.
6.25%, 06/01/31(a)	5,543	5,310,259
7.75%, 12/01/29(a)	4,879	5,055,512
Diversified Healthcare Trust
4.38%, 03/01/31	6,586	6,015,997
7.25%, 10/15/30(a)	3,284	3,364,251
Hudson Pacific Properties LP, 4.65%, 04/01/29(b)	6,069	5,752,558
Iron Mountain, Inc.
4.50%, 02/15/31(a)	1,944	1,849,386
5.63%, 07/15/32(a)(b)	2,293	2,252,039
Millrose Properties, Inc., 6.38%, 08/01/30(a)	4,927	4,995,535
MPT Operating Partnership LP/MPT Finance Corp.
8.50%, 02/15/32(a)	10,000	10,139,540
9.25%, 02/15/32(a)	18,073	17,533,734
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
4.88%, 05/15/29(a)	8,943	8,772,672
5.88%, 10/01/28(a)	2,938	2,934,311
RLJ Lodging Trust LP, 4.00%, 09/15/29(a)(b)	6,011	5,756,089
Service Properties Trust, 8.88%, 06/15/32(b)	5,599	5,776,499
Starwood Property Trust, Inc., 6.50%, 10/15/30(a)	5,632	5,733,184
XHR LP, 4.88%, 06/01/29(a)	5,847	5,747,186
		96,988,752
Retail — 3.2%
Bath & Body Works, Inc., 6.75%, 07/01/36	4,738	4,717,515
Gap, Inc. (The)
3.63%, 10/01/29(a)	9,203	8,702,143
3.88%, 10/01/31(a)(b)	5,098	4,678,154
Kohl's Corp.
5.13%, 05/01/31(b)	7,453	6,732,145
10.00%, 06/01/30(a)	2,488	2,683,957
Macy's Retail Holdings LLC, 7.38%, 08/01/33(a)(b)	5,467	5,694,608
Petco Health & Wellness Co., Inc., 8.25%, 02/01/31(a)(b)	6,855	6,965,242
QXO Building Products, Inc., 6.75%, 04/30/32(a)	11,260	11,516,998
		51,690,762
Software — 1.9%
CoreWeave, Inc.
9.00%, 02/01/31(a)	5,416	4,858,103
9.25%, 06/01/30(a)(b)	11,677	10,844,020
9.63%, 07/15/32(a)(b)	1,518	1,339,365
9.75%, 10/01/31(a)(b)	3,358	3,002,804
Elastic NV, 4.13%, 07/15/29(a)	2,804	2,699,064
Fair Isaac Corp., 6.25%, 09/15/34(a)	7,918	7,748,492
		30,491,848
Security	Par (000)	Value
Telecommunications — 6.1%
APLD ComputeCo 2 LLC, 6.75%, 03/15/31(a)(b)	$11,936	$11,467,175
APLD ComputeCo 3 LLC, 7.00%, 06/15/31(a)(b)	12,258	11,802,021
Core Scientific Finance I LLC, 7.75%, 05/15/31(a)	10,500	10,187,967
Galaxy Helios Data Centers II LLC, 9.88%, 08/01/31(a)	12,068	11,952,482
Millicom International Cellular SA, 7.38%, 04/02/32(a)	4,936	5,084,860
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC
8.63%, 06/15/32(a)(b)	6,709	6,893,632
Series Feb, 8.63%, 06/15/32(a)	8,337	8,566,434
Viasat, Inc., 7.50%, 05/30/31(a)	8,953	8,987,791
Windstream Services LLC/Windstream Escrow Finance Corp., 8.25%, 10/01/31(a)	10,959	11,448,626
WULF Compute LLC, 7.75%, 10/15/30(a)(b)	11,041	11,472,392
		97,863,380
Transportation — 0.4%
Danaos Corp., 6.88%, 10/15/32(a)	5,625	5,752,418
Trucking & Leasing — 0.5%
FTAI Aviation Investors LLC, 5.50%, 05/01/28(a)	7,500	7,482,520
Total Long-Term Investments — 97.8% (Cost: $1,570,155,037)		1,573,672,218
	Shares
Short-Term Securities
Money Market Funds — 14.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.84%(c)(d)(e)	211,684,253	211,747,758
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.65%(c)(d)	25,600,000	25,600,000
Total Short-Term Securities — 14.8% (Cost: $237,331,824)		237,347,758
Total Investments — 112.6% (Cost: $1,807,486,861)		1,811,019,976
Liabilities in Excess of Other Assets — (12.6)%		(201,943,045)
Net Assets — 100.0%		$1,609,076,931

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Schedule of Investments
6

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® High Yield Systematic Bond ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended August 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 02/28/26	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/26	Shares Held at 08/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$236,809,089	$—	$(25,007,934)(a)	$(25,568)	$(27,829)	$211,747,758	211,684,253	$563,258 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	21,310,000	4,290,000 (a)	—	—	—	25,600,000	25,600,000	335,731	—
				$(25,568)	$(27,829)	$237,347,758		$898,989	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$1,573,672,218	$—	$1,573,672,218
Short-Term Securities
Money Market Funds	237,347,758	—	—	237,347,758
	$237,347,758	$1,573,672,218	$—	$1,811,019,976
See notes to financial statements.
7
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)
August 31, 2026
iShares® Investment Grade Systematic Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 0.3%
Omnicom Group, Inc.
5.00%, 06/02/33	$2,501	$2,413,901
5.30%, 06/02/36(a)	2,020	1,926,488
		4,340,389
Aerospace & Defense — 1.5%
Boeing Co. (The)
3.25%, 02/01/35(a)	1,452	1,230,891
3.60%, 05/01/34	2,150	1,899,787
5.15%, 05/01/30	6,622	6,641,145
5.71%, 05/01/40	192	188,851
6.39%, 05/01/31	1,124	1,178,985
6.53%, 05/01/34	2,110	2,251,205
7.01%, 05/01/64	1,286	1,388,484
L3Harris Technologies, Inc., 5.40%, 07/31/33(a)	3,026	3,037,783
RTX Corp., 4.50%, 06/01/42	4,987	4,316,386
		22,133,517
Agriculture — 2.3%
Altria Group, Inc.
5.38%, 01/31/44	3,721	3,346,643
5.63%, 02/06/35(a)	865	869,592
5.80%, 02/14/39	7,205	7,095,511
BAT Capital Corp.
5.63%, 08/15/35(a)	798	803,154
6.00%, 02/20/34	744	769,173
6.42%, 08/02/33	1,291	1,364,579
7.08%, 08/02/43	5,185	5,582,884
Philip Morris International, Inc.
5.38%, 02/15/33	3,432	3,462,952
5.75%, 11/17/32	1,214	1,250,191
6.38%, 05/16/38	5,256	5,577,883
Reynolds American, Inc., 5.85%, 08/15/45	4,208	3,990,424
		34,112,986
Airlines — 0.5%
Delta Air Lines, Inc., 5.25%, 07/10/30	7,307	7,320,143
Apparel — 0.5%
Tapestry, Inc.
5.10%, 03/11/30	2,245	2,243,215
5.50%, 03/11/35	5,252	5,163,748
		7,406,963
Banks — 14.0%
Bank of America Corp.
1.90%, 07/23/31, (1-day SOFR + 1.53%)(b)	404	358,321
6.20%, 11/10/28, (1-day SOFR + 1.99%)(b)	6,940	7,062,280
Series FF, 5.88%, (3-mo. CME Term SOFR + 3.19%)(a)(b)(c)	6,315	6,313,837
Citibank N.A.
4.84%, 08/06/29	280	281,020
5.80%, 09/29/28(a)	5,390	5,514,380
Citigroup, Inc., 4.45%, 09/29/27	25	24,951
Citizens Financial Group, Inc.
5.72%, 07/23/32, (1-day SOFR + 1.91%)(b)	1,601	1,620,695
5.84%, 01/23/30, (1-day SOFR + 2.01%)(b)	6,163	6,272,636
6.65%, 04/25/35, (1-day SOFR + 2.33%)(b)	637	670,267
Fifth Third Bancorp
4.77%, 07/28/30, (1-day SOFR Index + 2.13%)(b)	2,963	2,941,419
5.63%, 01/29/32, (1-day SOFR + 1.84%)(b)	6,398	6,474,799
Security	Par (000)	Value
Banks (continued)
6.36%, 10/27/28, (1-day SOFR Index + 2.19%)(b)	$158	$160,696
First Citizens BancShares, Inc.
4.87%, 03/03/32, (1-day SOFR + 1.49%)(b)	1,610	1,551,203
5.60%, 09/05/35, (5-year CMT + 1.85%)(b)	1,008	980,752
6.25%, 03/12/40, (5-year CMT + 1.97%)(b)	5,465	5,284,032
First Horizon Corp., 5.51%, 03/07/31, (1-day SOFR + 1.77%)(b)	1,053	1,053,212
Goldman Sachs Group, Inc. (The)
5.33%, 07/23/35, (1-day SOFR + 1.55%)(b)	7,006	6,880,236
5.54%, 01/28/36, (1-day SOFR + 1.38%)(b)	6,119	6,055,354
6.48%, 10/24/29, (1-day SOFR + 1.77%)(b)	6,072	6,258,100
6.56%, 10/24/34, (1-day SOFR + 1.95%)(b)	6,627	7,023,867
HSBC Holdings PLC
2.36%, 08/18/31, (1-day SOFR + 1.95%)(b)	1,060	952,096
2.80%, 05/24/32, (1-day SOFR + 1.19%)(b)	1,682	1,504,143
3.97%, 05/22/30, (3-mo. CME Term SOFR + 1.87%)(a)(b)	7,545	7,336,336
5.55%, 03/04/30, (1-day SOFR + 1.46%)(b)	6,491	6,569,983
5.79%, 05/13/36, (1-day SOFR + 1.88%)(b)	2,910	2,924,440
7.39%, 11/03/28, (1-day SOFR + 3.35%)(b)	4,300	4,430,988
Huntington Bancshares, Inc./Ohio, 6.21%, 08/21/29, (1-day SOFR + 2.02%)(b)	7,067	7,235,682
JPMorgan Chase & Co.
2.55%, 11/08/32, (1-day SOFR + 1.18%)(b)	8,179	7,189,041
2.96%, 01/25/33, (1-day SOFR + 1.26%)(b)	8,215	7,334,533
Series NN, 6.88%, (5-year CMT + 2.74%)(a)(b)(c)	6,985	7,232,178
KeyCorp, 6.40%, 03/06/35, (1-day SOFR Index + 2.42%)(a)(b)	6,892	7,171,081
M&T Bank Corp.
5.05%, 01/27/34, (1-day SOFR + 1.85%)(b)	2,559	2,487,776
5.30%, 04/18/36, (5-year CMT + 1.38%)(b)	444	435,226
5.40%, 07/30/35, (5-year CMT + 1.43%)(b)	158	156,632
6.08%, 03/13/32, (1-day SOFR + 2.26%)(b)	5,685	5,857,863
Morgan Stanley
2.70%, 01/22/31, (1-day SOFR + 1.14%)(b)	7,059	6,523,358
3.62%, 04/01/31, (1-day SOFR + 3.12%)(b)	5,415	5,148,443
6.30%, 10/18/28, (1-day SOFR + 2.24%)(b)	1,941	1,976,676
Pinnacle Bank/Nashville TN, 5.96%, 01/15/36, (5-year CMT + 2.30%)(b)	1,785	1,750,188
Pinnacle Financial Partners, Inc., 5.60%, 05/19/32, (1-day SOFR + 1.70%)(b)	5,458	5,395,290
PNC Financial Services Group, Inc. (The)
5.68%, 01/22/35, (1-day SOFR + 1.90%)(b)	817	825,686
Series V, 6.20%, (5-year CMT + 3.24%)(a)(b)(c)	7,010	7,053,441
Regions Financial Corp., 5.72%, 06/06/30, (1-day SOFR + 1.49%)(b)	5,125	5,211,682
Santander Holdings USA, Inc.
5.74%, 03/20/31, (1-day SOFR + 1.88%)(b)	4,455	4,512,262
6.17%, 01/09/30, (1-day SOFR + 2.50%)(b)	4,403	4,497,296
6.50%, 03/09/29, (1-day SOFR + 2.36%)(b)	415	423,881
Santander U.K. Group Holdings PLC
5.14%, 09/22/36, (1-day SOFR Index + 1.58%)(b)	7,647	7,248,301
6.53%, 01/10/29, (1-day SOFR + 2.60%)(b)	1,450	1,479,929
Valley National Bancorp, 6.22%, 06/01/36, (3-mo. CME Term SOFR + 2.43%)(b)	1,849	1,823,935
Wells Fargo & Co.
4.90%, 07/25/33, (1-day SOFR + 2.10%)(b)	2,609	2,552,252
5.39%, 04/24/34, (1-day SOFR + 2.02%)(b)	2,104	2,101,221
6.49%, 10/23/34, (1-day SOFR + 2.06%)(b)	1,503	1,593,480
Schedule of Investments
8

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Investment Grade Systematic Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
7.63%, (5-year CMT + 3.61%)(a)(b)(c)	$6,842	$7,122,010
		208,839,386
Beverages — 0.9%
Anheuser-Busch Cos LLC/Anheuser-Busch InBev Worldwide, Inc., 4.70%, 02/01/36	5,720	5,418,496
Anheuser-Busch InBev Worldwide, Inc.
5.45%, 01/23/39	595	586,610
8.20%, 01/15/39	385	471,127
Coca-Cola Co. (The), 2.75%, 06/01/60	2,605	1,424,020
Constellation Brands, Inc., 4.95%, 11/01/35(a)	327	311,512
Keurig Dr Pepper, Inc., 5.15%, 05/15/35(a)	1,214	1,176,672
Maple Parent Holdings Corp.
5.05%, 03/26/31(d)	1,952	1,922,206
5.70%, 03/26/36(a)(d)	2,533	2,494,495
		13,805,138
Biotechnology — 1.5%
Amgen, Inc., 4.40%, 05/01/45	2,750	2,244,852
Biogen, Inc.
2.25%, 05/01/30	7,333	6,646,455
5.75%, 05/15/35(a)	1,117	1,134,990
Bio-Rad Laboratories, Inc., 3.70%, 03/15/32(a)	6,050	5,584,746
Royalty Pharma PLC
3.30%, 09/02/40	723	543,090
5.20%, 09/25/35	6,546	6,361,301
		22,515,434
Building Materials — 0.8%
Amrize Finance U.S. LLC, 5.40%, 04/07/35	695	687,126
Carlisle Companies, Inc., 2.75%, 03/01/30(a)	506	469,142
CRH America Finance, Inc., 5.40%, 05/21/34(a)	5,245	5,227,637
Eagle Materials, Inc., 5.00%, 03/15/36	5,740	5,414,715
		11,798,620
Chemicals — 0.5%
CF Industries, Inc., 5.30%, 11/26/35(a)	7,299	7,095,187
Commercial Services — 0.9%
Equifax, Inc., 2.35%, 09/15/31(a)	4,986	4,347,227
Mobility Global, Inc.
5.45%, 06/15/31(d)	2,141	2,131,686
6.05%, 06/15/36(d)	2,454	2,406,853
Quanta Services, Inc.
5.10%, 08/09/35	1,445	1,392,882
5.25%, 08/09/34	409	400,751
Rollins, Inc., 5.25%, 02/24/35	1,398	1,360,980
Verisk Analytics, Inc., 5.25%, 03/15/35	1,700	1,653,698
		13,694,077
Computers — 0.9%
Apple, Inc.
2.55%, 08/20/60(a)	13,046	6,638,019
2.80%, 02/08/61	712	383,781
2.85%, 08/05/61	2,820	1,529,879
CGI, Inc., 4.95%, 03/14/30	2,181	2,158,343
NetApp, Inc.
5.50%, 03/17/32	1,397	1,403,715
5.70%, 03/17/35	1,248	1,248,307
		13,362,044
Diversified Financial Services — 3.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
6.50%, 01/31/56, (5-year CMT + 2.44%)(b)	985	990,449
6.95%, 03/10/55, (5-year CMT + 2.72%)(b)	5,068	5,203,489
Security	Par (000)	Value
Diversified Financial Services (continued)
Apollo Global Management, Inc.
5.15%, 08/12/35(a)	$5,830	$5,581,575
5.70%, 03/30/36(a)	2,261	2,232,461
Broadridge Financial Solutions, Inc.
2.60%, 05/01/31	4,070	3,619,647
2.90%, 12/01/29	2,111	1,973,682
Capital One Financial Corp.
7.62%, 10/30/31, (1-day SOFR + 3.07%)(b)	5,506	5,968,165
7.96%, 11/02/34, (1-day SOFR Index + 3.37%)(b)	6,101	6,890,104
Enact Holdings, Inc., 6.25%, 05/28/29	5,027	5,146,399
LPL Holdings, Inc.
5.20%, 03/15/30	3,908	3,899,719
5.65%, 03/15/35	1,244	1,218,437
5.75%, 06/15/35(a)	1,371	1,349,391
Synchrony Financial
5.02%, 07/29/29, (1-day SOFR + 1.40%)(b)	1,055	1,051,792
5.45%, 03/06/31, (1-day SOFR + 1.68%)(a)(b)	312	310,893
5.94%, 08/02/30, (1-day SOFR Index + 2.13%)(b)	5,096	5,168,896
6.00%, 07/29/36, (1-day SOFR + 2.07%)(b)	1,959	1,931,152
TPG Operating Group II LP, 4.88%, 05/15/31	1,603	1,565,975
Visa, Inc., 2.00%, 08/15/50(a)	7,151	3,669,854
		57,772,080
Electric — 13.2%
AES Corp. (The)
2.45%, 01/15/31(a)	2,936	2,590,372
5.80%, 03/15/32	5,848	5,864,610
Ameren Corp., 5.38%, 03/15/35	5,300	5,232,749
American Electric Power Co., Inc., 5.63%, 03/01/33(a)	5,731	5,835,728
CenterPoint Energy Houston Electric LLC
Series AQ, 4.95%, 08/15/35	1,949	1,881,346
Series AR, 4.85%, 04/01/36	6,070	5,792,280
CenterPoint Energy, Inc., 5.95%, 04/01/56, (5-year CMT + 2.22%)(b)	2,349	2,315,676
Commonwealth Edison Co., 5.95%, 06/01/55	1,973	1,921,901
Consumers Energy Co., 5.05%, 05/15/35	1,696	1,660,557
Dominion Energy, Inc.
5.45%, 03/15/35	1,689	1,667,616
6.00%, 02/15/56, (5-year CMT + 2.26%)(b)	363	360,039
Series A, 6.88%, 02/01/55, (5-year CMT + 2.39%)(b)	7,157	7,281,424
DTE Electric Co.
5.25%, 05/15/35(a)	1,882	1,861,512
Series A, 4.85%, 03/01/36	3,255	3,100,176
DTE Energy Co., 5.85%, 06/01/34	5,786	5,910,623
Duke Energy Carolinas LLC
3.20%, 08/15/49	1,664	1,080,723
4.95%, 01/15/33	1,224	1,211,287
5.15%, 06/15/36	3,000	2,924,605
Duke Energy Florida LLC, 4.85%, 12/01/35	1,968	1,883,796
Duke Energy Indiana LLC, Series DDDD, 4.95%, 03/15/36(a)	1,669	1,601,175
Duke Energy Progress LLC
5.05%, 03/15/35	6,191	6,043,425
5.55%, 03/15/55	5,130	4,735,995
Edison International, 4.80%, 03/15/31	2,298	2,197,221
Emera U.S. Finance LP, 4.75%, 06/15/46	8,598	7,096,093
Entergy Arkansas LLC, 4.95%, 01/15/36(a)	387	370,883
9
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Investment Grade Systematic Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Entergy Corp., 7.13%, 12/01/54, (5-year CMT + 2.67%)(b)	$6,911	$7,104,999
Entergy Louisiana LLC
4.90%, 04/15/36	1,166	1,108,517
5.80%, 03/15/55	706	668,744
Entergy Mississippi LLC, 5.05%, 04/15/36	2,273	2,177,343
Entergy Texas, Inc., 5.25%, 04/15/35	1,027	1,009,133
Evergy Kansas Central, Inc., 5.25%, 03/15/35	1,048	1,028,082
Evergy, Inc., 6.65%, 06/01/55, (5-year CMT + 2.56%)(b)	576	579,781
Eversource Energy, Series A, 6.10%, 08/15/56, (5-year CMT + 2.52%)(a)(b)	5,411	5,352,858
Florida Power & Light Co.
3.95%, 03/01/48	3,356	2,522,198
5.30%, 06/15/34	6,913	6,920,815
Kentucky Utilities Co., 5.85%, 08/15/55	2,144	2,058,225
Louisville Gas and Electric Co., 5.85%, 08/15/55	2,187	2,099,136
National Grid PLC
5.42%, 01/11/34	2,079	2,070,419
5.81%, 06/12/33	5,265	5,390,084
NextEra Energy Capital Holdings, Inc., 6.70%, 09/01/54, (5-year CMT + 2.36%)(b)	6,976	7,091,467
Oncor Electric Delivery Co. LLC
5.35%, 04/01/35	2,175	2,165,812
5.55%, 06/15/54	4,523	4,171,300
5.65%, 11/15/33	369	376,543
5.80%, 04/01/55	2,085	1,986,580
5.90%, 03/15/56(d)	1,550	1,496,722
Pacific Gas and Electric Co.
5.70%, 03/01/35	3,348	3,301,372
6.00%, 08/15/35	5,966	6,006,121
6.70%, 04/01/53	255	253,833
6.95%, 03/15/34(a)	5,314	5,683,550
PECO Energy Co., 5.65%, 09/15/55	1,749	1,642,909
PPL Electric Utilities Corp., 5.25%, 05/15/53	5,051	4,498,646
Public Service Co. of Colorado
5.15%, 09/15/35	1,614	1,568,014
5.35%, 05/15/34	5,935	5,899,765
5.75%, 05/15/54	1,876	1,769,432
Public Service Co. of Oklahoma
5.20%, 01/15/35	752	731,796
5.45%, 01/15/36(a)	1,092	1,074,617
Public Service Electric and Gas Co.
Series Q, 5.50%, 03/01/55	980	905,231
Series R, 5.40%, 08/01/36	2,410	2,406,894
Series R, 5.63%, 01/01/56(a)	1,947	1,833,477
San Diego Gas & Electric Co., Series DDDD, 5.20%, 03/15/36	347	335,855
Sempra
6.38%, 04/01/56, (5-year CMT + 2.63%)(b)	3,945	3,953,426
6.88%, 10/01/54, (5-year CMT + 2.79%)(a)(b)	6,948	7,063,370
Southern Co. (The), 4.40%, 07/01/46	650	524,052
Southwestern Public Service Co., 5.30%, 05/15/35	1,200	1,176,924
System Energy Resources, Inc., 5.30%, 12/15/34(a)	537	524,454
Union Electric Co.
5.25%, 04/15/35	1,500	1,482,078
5.75%, 09/15/56	1,400	1,329,955
Xcel Energy, Inc., 5.45%, 08/15/33	2,785	2,786,906
		196,553,247
Security	Par (000)	Value
Electronics — 0.7%
Jabil, Inc., 4.75%, 02/01/33	$1,795	$1,717,370
Keysight Technologies, Inc., 4.95%, 10/15/34	353	340,343
TD SYNNEX Corp.
4.30%, 01/17/29	1,685	1,655,173
5.30%, 10/10/35	2,105	2,013,471
Trimble, Inc., 6.10%, 03/15/33	5,320	5,465,920
		11,192,277
Engineering & Construction — 0.4%
Jacobs Solutions, Inc., 4.75%, 03/03/31	5,361	5,233,589
Food — 1.5%
General Mills, Inc., 5.25%, 01/30/35(a)	4,884	4,788,257
J M Smucker Co. (The), 6.50%, 11/15/43(a)	1,088	1,142,496
Kraft Heinz Foods Co.
5.20%, 03/15/32	677	675,146
5.20%, 07/15/45	7,560	6,564,078
5.40%, 03/15/35(a)	684	676,315
Sysco Corp., 4.95%, 03/25/36(a)	2,332	2,189,736
Tyson Foods, Inc., 5.70%, 03/15/34(a)	6,096	6,177,888
		22,213,916
Gas — 0.8%
National Fuel Gas Co.
5.05%, 10/15/31	1,602	1,574,249
5.50%, 03/15/30	674	679,970
5.50%, 05/15/36	1,600	1,555,531
5.95%, 03/15/35	794	805,609
NiSource, Inc., 5.35%, 07/15/35(a)	6,317	6,207,950
Southern California Gas Co., 6.00%, 06/15/55	1,585	1,540,645
		12,363,954
Health Care - Products — 1.3%
Augusta SpinCo Corp., 5.25%, 03/23/36(a)	1,412	1,376,542
Smith & Nephew PLC, 2.03%, 10/14/30	8,100	7,164,967
Solventum Corp., 5.60%, 03/23/34(a)	7,011	7,039,696
Zimmer Biomet Holdings, Inc.
2.60%, 11/24/31	3,895	3,443,477
5.20%, 09/15/34	968	949,130
		19,973,812
Health Care - Services — 2.9%
Cigna Group (The)
4.80%, 08/15/38	7,600	6,995,166
4.80%, 07/15/46	5,553	4,689,928
4.90%, 12/15/48	390	329,394
5.25%, 02/15/34(a)	341	338,142
HCA, Inc.
3.63%, 03/15/32	6,800	6,254,591
5.13%, 06/15/39	3,508	3,249,335
5.25%, 06/15/49	3,786	3,252,957
5.50%, 06/15/47(a)	2,656	2,380,716
Humana, Inc.
5.55%, 05/01/35	5,651	5,536,762
5.95%, 03/15/34	4,023	4,083,363
Laboratory Corp. of America Holdings, 4.80%, 10/01/34	6,202	5,940,264
		43,050,618
Holding Companies - Diversified — 2.0%
Ares Capital Corp.
5.10%, 01/15/31	582	560,526
5.50%, 09/01/30	355	348,840
5.88%, 03/01/29	5,735	5,770,477
5.95%, 07/15/29	2,354	2,371,205
Schedule of Investments
10

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Investment Grade Systematic Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Holding Companies - Diversified (continued)
Blackstone Secured Lending Fund
5.13%, 01/31/31(a)	$1,975	$1,878,030
5.30%, 06/30/30	999	969,529
5.35%, 04/13/28(a)	939	936,227
5.90%, 05/21/31(a)	1,934	1,895,954
Golub Capital BDC, Inc.
6.00%, 07/15/29	4,860	4,875,807
6.25%, 06/01/31	2,098	2,082,315
HA Sustainable Infrastructure Capital, Inc.
6.15%, 01/15/31(a)	1,882	1,913,464
6.38%, 07/01/34	6,122	6,164,792
		29,767,166
Home Builders — 0.1%
Toll Brothers Finance Corp., 5.60%, 06/15/35	1,106	1,097,303
Insurance — 5.2%
AEGON Funding Co. LLC, 5.63%, 05/07/36	1,631	1,586,962
American International Group, Inc., 5.13%, 03/27/33(a)	5,020	4,969,530
Aon Corp./Aon Global Holdings PLC, 5.35%, 02/28/33	4,305	4,296,042
Arthur J Gallagher & Co., 5.15%, 02/15/35(a)	7,233	7,015,508
Brown & Brown, Inc.
4.90%, 06/23/30(a)	261	258,052
5.25%, 06/23/32(a)	484	476,390
5.55%, 06/23/35(a)	7,279	7,111,316
CNA Financial Corp., 5.20%, 08/15/35	1,479	1,421,858
Corebridge Financial, Inc.
6.88%, 12/15/52, (5-year CMT + 3.85%)(b)	7,012	7,116,191
6.88%, (5-year CMT + 3.18%)(a)(b)(c)	1,456	1,507,575
Fairfax Financial Holdings Ltd.
5.63%, 08/16/32	4,119	4,151,094
5.75%, 05/20/35(a)	1,751	1,752,165
6.00%, 12/07/33	988	1,010,284
6.35%, 03/22/54	1,288	1,258,814
Hanover Insurance Group, Inc. (The), 5.50%, 09/01/35	1,607	1,569,590
Jackson Financial, Inc., 6.15%, 01/15/37	5,477	5,356,173
Mercury General Corp., 6.25%, 06/15/36	1,777	1,753,930
MetLife, Inc.
5.85%, 03/15/56, (5-year CMT + 1.82%)(b)	2,842	2,754,361
Series G, 6.35%, 03/15/55, (5-year CMT + 2.08%)(b)	6,828	6,947,217
Old Republic International Corp., 5.70%, 06/01/36(a)	2,574	2,521,652
Prudential Financial, Inc., 5.70%, 09/15/48, (3-mo. SOFR US + 2.93%)(a)(b)	7,323	7,335,226
Reinsurance Group of America, Inc., 6.65%, 09/15/55, (5-year CMT + 2.39%)(b)	721	717,239
Willis North America, Inc., 5.35%, 05/15/33	5,290	5,260,080
		78,147,249
Internet — 3.2%
Alphabet, Inc.
2.05%, 08/15/50	4,468	2,239,306
2.25%, 08/15/60(a)	14,264	6,578,894
Amazon.com, Inc.
2.50%, 06/03/50	4,988	2,702,715
2.70%, 06/03/60	2,184	1,110,463
6.05%, 03/13/76	7,323	6,759,478
AppLovin Corp.
5.38%, 12/01/31	6,264	6,268,329
Security	Par (000)	Value
Internet (continued)
5.50%, 12/01/34	$1,728	$1,699,468
Booking Holdings, Inc., 5.38%, 05/07/36	905	891,772
Expedia Group, Inc.
5.40%, 02/15/35(a)	7,160	6,986,275
5.50%, 04/15/36	1,211	1,176,747
Meta Platforms, Inc.
6.20%, 05/15/46	3,643	3,420,651
6.45%, 05/15/66	3,722	3,404,302
VeriSign, Inc.
2.70%, 06/15/31	3,865	3,441,209
5.25%, 06/01/32	1,003	995,062
		47,674,671
Iron & Steel — 0.6%
ArcelorMittal SA, 5.38%, 05/19/36	5,127	4,991,094
Steel Dynamics, Inc., 5.25%, 05/15/35	4,719	4,634,557
		9,625,651
Leisure Time — 0.6%
Royal Caribbean Cruises Ltd.
4.75%, 05/15/33	1,705	1,624,986
5.38%, 01/15/36(a)	7,084	6,851,674
		8,476,660
Lodging — 1.3%
Hyatt Hotels Corp., 5.75%, 03/30/32	796	808,755
Las Vegas Sands Corp.
5.63%, 06/15/28	5,087	5,130,665
5.65%, 05/18/33(a)	2,006	1,974,310
6.00%, 06/14/30	1,328	1,352,686
Marriott International, Inc.
5.30%, 05/15/34	421	415,979
5.35%, 03/15/35	6,969	6,851,002
5.50%, 04/15/37(a)	462	453,251
Series GG, 3.50%, 10/15/32(a)	1,037	941,060
Series HH, 2.85%, 04/15/31	1,256	1,140,198
		19,067,906
Machinery — 0.5%
Ingersoll Rand, Inc., 5.70%, 08/14/33	6,552	6,681,175
Vertiv Holdings Co., 5.95%, 03/15/66(a)	1,607	1,490,246
		8,171,421
Manufacturing — 0.0%
Textron, Inc., 5.50%, 05/15/35	544	541,186
Media — 0.9%
Space Exploration Technologies Corp.
5.65%, 07/15/33(d)	7,666	7,395,677
5.88%, 07/15/36(d)	5,140	4,844,290
Walt Disney Co. (The), 6.65%, 11/15/37	1,171	1,282,592
		13,522,559
Mining — 1.0%
Freeport-McMoRan, Inc., 5.45%, 03/15/43	7,376	6,929,318
Southern Copper Corp.
5.35%, 06/24/36	3,750	3,639,187
5.88%, 04/23/45	3,729	3,655,463
6.75%, 04/16/40	557	599,456
		14,823,424
Oil & Gas — 4.8%
Antero Resources Corp., 5.40%, 02/01/36(a)	5,494	5,303,964
Canadian Natural Resources Ltd., 5.40%, 12/15/34	1,695	1,685,125
Diamondback Energy, Inc., 6.25%, 03/15/33	6,729	7,058,589
11
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Investment Grade Systematic Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
EQT Corp.
4.75%, 01/15/31	$4,367	$4,291,025
5.75%, 02/01/34	3,835	3,867,269
Expand Energy Corp., 5.70%, 01/15/35	5,687	5,666,713
HF Sinclair Corp.
5.50%, 09/01/32	1,772	1,767,884
6.25%, 01/15/35	5,221	5,352,715
Occidental Petroleum Corp.
5.38%, 01/01/32(a)	6,295	6,353,229
8.88%, 07/15/30(a)	3,334	3,713,786
Phillips 66, Series A, 5.88%, 03/15/56, (5-year CMT + 2.28%)(b)	7,122	7,032,634
Valero Energy Corp., 6.63%, 06/15/37	3,448	3,719,144
Viper Energy Partners LLC
4.90%, 08/01/30(a)	851	840,477
5.70%, 08/01/35(a)	6,569	6,545,527
Woodside Finance Ltd.
5.40%, 05/19/30(a)	6,518	6,580,567
5.70%, 05/19/32	775	788,228
6.00%, 05/19/35	452	460,951
		71,027,827
Packaging & Containers — 0.2%
AptarGroup, Inc., 4.75%, 03/30/31(a)	2,068	2,028,859
Packaging Corp. of America, 5.20%, 08/15/35	1,657	1,622,139
		3,650,998
Pharmaceuticals — 3.7%
AstraZeneca PLC, 6.45%, 09/15/37	4,926	5,315,533
Cardinal Health, Inc., 5.35%, 11/15/34	7,088	7,013,073
Cencora, Inc., 2.70%, 03/15/31	7,421	6,707,336
CVS Health Corp.
4.78%, 03/25/38	1,305	1,185,749
5.25%, 02/21/33	1,457	1,451,319
5.30%, 06/01/33(a)	6,193	6,153,446
5.45%, 09/15/35	316	311,764
5.70%, 06/01/34	6,520	6,596,577
6.00%, 06/01/44	448	433,260
6.00%, 06/01/63	293	272,011
Eli Lilly & Co.
2.25%, 05/15/50(a)	10,853	5,884,666
2.50%, 09/15/60	4,114	2,098,365
Johnson & Johnson
2.25%, 09/01/50	9,717	5,380,302
2.45%, 09/01/60(a)	12,645	6,509,959
		55,313,360
Pipelines — 8.2%
Cheniere Corpus Christi Holdings LLC, 3.70%, 11/15/29(a)	651	627,249
Cheniere Energy Partners LP
3.25%, 01/31/32	1,407	1,274,436
4.00%, 03/01/31	5,329	5,082,285
5.75%, 08/15/34	648	656,840
5.95%, 06/30/33(a)	1,082	1,113,401
Cheniere Energy, Inc., 5.65%, 04/15/34	6,875	6,935,470
Enbridge, Inc.
6.25%, 03/01/78, (3-mo. CME Term SOFR + 3.90%)(b)	1,420	1,421,446
8.25%, 01/15/84, (5-year CMT + 3.79%)(b)	5,254	5,537,043
Series 20-A, 5.75%, 07/15/80, (5-year CMT + 5.31%)(b)	6,296	6,273,916
Security	Par (000)	Value
Pipelines (continued)
Energy Transfer LP
5.75%, 02/15/33	$2,974	$3,035,110
6.25%, 04/15/49	2,532	2,453,600
6.55%, 12/01/33	6,552	6,957,890
Kinder Morgan, Inc.
4.80%, 02/01/33	5,288	5,150,505
5.20%, 06/01/33	3,500	3,484,926
MPLX LP
4.50%, 04/15/38	1,568	1,387,305
4.95%, 09/01/32	1,099	1,077,415
5.00%, 03/01/33	5,917	5,786,768
5.40%, 04/01/35	3,056	2,998,447
5.50%, 06/01/34(a)	688	683,755
ONEOK, Inc.
6.05%, 09/01/33(a)	5,538	5,707,935
6.10%, 11/15/32	2,320	2,403,686
Plains All American Pipeline LP, 5.95%, 06/15/35	7,068	7,154,480
Plains All American Pipeline LP/PAA Finance Corp., 5.60%, 01/15/36	1,691	1,666,235
Sabine Pass Liquefaction LLC, 4.50%, 05/15/30	7,251	7,128,667
South Bow USA Infrastructure Holdings LLC, 5.58%, 10/01/34	7,397	7,248,456
Targa Resources Corp., 6.13%, 03/15/33	3,145	3,258,607
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.00%, 01/15/32(a)	7,583	7,133,158
TransCanada PipeLines Ltd., 7.00%, 06/01/65, (5-year CMT + 2.61%)(b)	5,138	5,244,136
Transcanada Trust, 5.50%, 09/15/79, (3-mo. CME Term SOFR + 4.42%)(b)	4,934	4,873,169
Western Midstream Operating LP
4.05%, 02/01/30	1,708	1,647,701
5.45%, 11/15/34(a)	712	697,205
5.50%, 12/15/35(a)	1,315	1,278,618
6.15%, 04/01/33	5,104	5,262,805
		122,642,665
Real Estate — 0.5%
CBRE Services, Inc.
5.25%, 06/01/36	734	707,175
5.50%, 06/15/35(a)	347	343,383
5.95%, 08/15/34	6,638	6,762,870
		7,813,428
Real Estate Investment Trusts — 4.1%
American Homes 4 Rent LP
4.95%, 06/15/30	1,570	1,557,207
5.25%, 03/15/35(a)	261	254,074
Brixmor Operating Partnership LP, 4.05%, 07/01/30	628	603,401
Crown Castle, Inc.
5.10%, 05/01/33	4,857	4,720,971
5.80%, 03/01/34	5,476	5,513,775
EPR Properties, 4.75%, 11/15/30	1,987	1,926,602
Equinix Europe 2 Financing Corp. LLC
4.70%, 03/15/33	1,742	1,656,871
5.50%, 06/15/34	5,220	5,149,388
Equinix, Inc.
5.50%, 08/15/33	500	494,009
5.80%, 08/15/36	2,430	2,398,722
Extra Space Storage LP
4.95%, 01/15/33	5,792	5,640,332
5.40%, 06/15/35	680	670,224
Schedule of Investments
12

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Investment Grade Systematic Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
GLP Capital LP/GLP Financing II, Inc.
3.25%, 01/15/32	$6,476	$5,715,832
5.25%, 02/15/33	258	248,393
5.63%, 09/15/34	1,181	1,147,037
5.63%, 03/01/36	1,316	1,253,570
5.75%, 11/01/37	432	411,259
Healthcare Realty Holdings LP, 2.00%, 03/15/31	3,182	2,764,091
Host Hotels & Resorts LP
5.70%, 06/15/32	1,220	1,231,144
Series I, 3.50%, 09/15/30(a)	2,139	2,001,359
Invitation Homes Operating Partnership LP, 4.95%, 01/15/33	2,050	1,989,578
Omega Healthcare Investors, Inc., 5.20%, 07/01/30	1,605	1,593,866
Sun Communities Operating LP, 2.70%, 07/15/31	4,020	3,569,263
VICI Properties LP
5.13%, 11/15/31	239	233,729
5.13%, 05/15/32	7,210	7,010,955
5.63%, 04/01/35	1,561	1,527,246
		61,282,898
Retail — 0.6%
AutoZone, Inc., 5.40%, 07/15/34(a)	552	549,554
Dollar General Corp., 5.45%, 07/05/33(a)	6,848	6,853,982
Walmart, Inc., 2.65%, 09/22/51(a)	1,769	1,041,066
		8,444,602
Semiconductors — 1.1%
Broadcom, Inc., 3.42%, 04/15/33	3,560	3,121,664
Marvell Technology, Inc., 5.45%, 07/15/35	1,256	1,235,759
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.40%, 05/01/30	506	477,047
5.00%, 01/15/33	2,070	2,021,902
5.25%, 08/19/35	176	170,785
Skyworks Solutions, Inc.
5.75%, 01/10/32	2,230	2,213,647
6.25%, 08/10/36	2,260	2,214,856
TSMC Arizona Corp., 3.25%, 10/25/51	7,200	5,051,385
		16,507,045
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc., 5.35%, 01/15/30	226	227,835
Software — 3.9%
Autodesk, Inc., 5.30%, 06/15/35(a)	1,523	1,492,136
Microsoft Corp.
2.68%, 06/01/60	10,897	5,666,515
3.04%, 03/17/62(a)	10,560	5,945,983
MSCI, Inc., 5.25%, 09/01/35(a)	4,174	4,000,450
Oracle Corp.
2.95%, 04/01/30	2,070	1,875,034
3.25%, 11/15/27	3,210	3,145,973
Roper Technologies, Inc.
4.90%, 10/15/34	1,622	1,539,979
5.10%, 09/15/35	7,426	7,076,620
Salesforce, Inc.
5.20%, 03/15/33	6,981	6,892,463
5.55%, 03/15/36(a)	6,646	6,524,474
ServiceNow, Inc., 5.40%, 05/15/36	7,296	7,153,606
Workday, Inc., 3.80%, 04/01/32(a)	7,710	7,161,473
		58,474,706
Security	Par (000)	Value
Telecommunications — 4.7%
AT&T, Inc.
4.50%, 05/15/35	$708	$650,493
5.38%, 08/15/35(a)	7,047	6,887,076
5.40%, 02/15/34	1,180	1,171,866
British Telecommunications Ltd., 9.63%, 12/15/30	6,028	7,034,293
Motorola Solutions, Inc.
2.75%, 05/24/31	1,710	1,537,128
5.40%, 04/15/34	4,979	4,927,461
5.55%, 08/15/35	2,728	2,714,450
Orange SA, 9.00%, 03/01/31	5,970	6,858,340
Sprint Capital Corp., 8.75%, 03/15/32	6,058	7,023,925
T-Mobile USA, Inc.
2.55%, 02/15/31	4,053	3,636,339
2.70%, 03/15/32	1,353	1,187,840
3.60%, 11/15/60	7,808	4,714,737
3.88%, 04/15/30	5,421	5,210,072
4.38%, 04/15/40	4,134	3,489,880
4.50%, 04/15/50	1,087	829,632
Verizon Communications, Inc.
4.40%, 11/01/34	1,890	1,752,842
4.50%, 08/10/33	428	406,118
5.25%, 04/02/35(a)	3,606	3,516,459
5.40%, 07/02/37	7,123	6,886,171
		70,435,122
Transportation — 1.2%
Fedex Freight Holding Co., Inc.
4.95%, 03/15/33(d)	2,230	2,141,501
5.25%, 03/15/36(d)	5,944	5,627,617
Union Pacific Corp., 3.80%, 04/06/71	8,312	5,416,238
United Parcel Service, Inc., 6.20%, 01/15/38	4,461	4,713,899
		17,899,255
Water — 0.2%
Essential Utilities, Inc.
5.13%, 03/15/36	1,634	1,575,411
5.25%, 08/15/35	1,650	1,614,953
		3,190,364
Total Long-Term Investments — 97.9% (Cost: $1,494,069,297)		1,462,602,678
	Shares
Short-Term Securities
Money Market Funds — 7.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.84%(e)(f)(g)	104,322,294	104,353,590
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.65%(e)(f)	13,650,000	13,650,000
Total Short-Term Securities — 7.9% (Cost: $117,998,295)		118,003,590
Total Investments — 105.8% (Cost: $1,612,067,592)		1,580,606,268
Liabilities in Excess of Other Assets — (5.8)%		(86,526,993)
Net Assets — 100.0%		$1,494,079,275

(a)	All or a portion of this security is on loan.
13
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Investment Grade Systematic Bond ETF

(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Perpetual security with no stated maturity date.
(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended August 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 02/28/26	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/26	Shares Held at 08/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$93,725,484	$10,655,710 (a)	$—	$(17,815)	$(9,789)	$104,353,590	104,322,294	$132,983 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	19,530,000	—	(5,880,000)(a)	—	—	13,650,000	13,650,000	191,816	—
				$(17,815)	$(9,789)	$118,003,590		$324,799	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$1,462,602,678	$—	$1,462,602,678
Short-Term Securities
Money Market Funds	118,003,590	—	—	118,003,590
	$118,003,590	$1,462,602,678	$—	$1,580,606,268
See notes to financial statements.
Schedule of Investments
14

Statements of Assets and Liabilities (unaudited)
August 31, 2026

	iShares High Yield Systematic Bond ETF	iShares Investment Grade Systematic Bond ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$1,573,672,218	$1,462,602,678
Investments, at value—affiliated(c)	237,347,758	118,003,590
Cash	3,739	1,823
Foreign currency, at value(d)	289	—
Receivables:
Investments sold	4,255,391	50,810,916
Securities lending income—affiliated	100,325	22,793
Dividends—affiliated	51,366	28,601
Interest—unaffiliated	29,759,729	22,857,021
Total assets	1,845,190,815	1,654,327,422
LIABILITIES
Collateral on securities loaned, at value	211,826,001	104,384,070
Payables:
Investments purchased	23,810,967	55,635,017
Capital shares redeemed	781	—
Investment advisory fees	476,135	229,060
Total liabilities	236,113,884	160,248,147
Commitments and contingent liabilities
NET ASSETS	$1,609,076,931	$1,494,079,275
NET ASSETS CONSIST OF
Paid-in capital	$1,651,011,172	$1,543,106,831
Accumulated loss	(41,934,241)	(49,027,556)
NET ASSETS	$1,609,076,931	$1,494,079,275
NET ASSET VALUE
Shares outstanding	34,600,000	33,800,000
Net asset value	$46.51	$44.20
Shares authorized	Unlimited	Unlimited
Par value	None	None
(a) Investments, at cost—unaffiliated	$1,570,155,037	$1,494,069,297
(b) Securities loaned, at value	$203,046,038	$102,476,192
(c) Investments, at cost—affiliated	$237,331,824	$117,998,295
(d) Foreign currency, at cost	$242	$—
See notes to financial statements.
15
2026 iShares Semi-Annual Financial Statements and Additional Information

Statements of Operations (unaudited)
Six Months Ended August 31, 2026

	iShares High Yield Systematic Bond ETF	iShares Investment Grade Systematic Bond ETF
INVESTMENT INCOME
Dividends—affiliated	$335,731	$191,816
Interest—unaffiliated	55,994,722	36,718,113
Securities lending income—affiliated—net	563,258	132,983
Other income—unaffiliated	77,470	—
Total investment income	56,971,181	37,042,912
EXPENSES
Investment advisory	2,826,320	1,278,928
Total expenses	2,826,320	1,278,928
Net investment income	54,144,861	35,763,984
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	(11,316,514)	(8,188,884)
Investments—affiliated	(25,568)	(17,815)
In-kind redemptions—unaffiliated(a)	(730,922)	552,377
	(12,073,004)	(7,654,322)
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated	(21,201,992)	(55,902,939)
Investments—affiliated	(27,829)	(9,789)
Foreign currency translations	(5)	—
	(21,229,826)	(55,912,728)
Net realized and unrealized loss	(33,302,830)	(63,567,050)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$20,842,031	$(27,803,066)
(a) See Note 2 of the Notes to Financial Statements.
See notes to financial statements.
Statements of Operations
16

Statements of Changes in Net Assets

	iShares High Yield Systematic Bond ETF		iShares Investment Grade Systematic Bond ETF
	Six Months Ended 08/31/26 (unaudited)	Year Ended 02/28/26	Six Months Ended 08/31/26 (unaudited)	Year Ended 02/28/26
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$54,144,861	$112,448,887	$35,763,984	$64,982,170
Net realized gain (loss)	(12,073,004)	(21,853,668)	(7,654,322)	5,324,360
Net change in unrealized appreciation (depreciation)	(21,229,826)	11,701,759	(55,912,728)	21,048,176
Net increase (decrease) in net assets resulting from operations	20,842,031	102,296,978	(27,803,066)	91,354,706
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(55,062,684)(b)	(112,017,772)	(35,802,041)(b)	(63,802,862)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(50,460,179)	157,312,290	73,923,882	383,417,726
NET ASSETS
Total increase (decrease) in net assets	(84,680,832)	147,591,496	10,318,775	410,969,570
Beginning of period	1,693,757,763	1,546,166,267	1,483,760,500	1,072,790,930
End of period	$1,609,076,931	$1,693,757,763	$1,494,079,275	$1,483,760,500

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
17
2026 iShares Semi-Annual Financial Statements and Additional Information

Financial Highlights
(For a share outstanding throughout each period)

	iShares High Yield Systematic Bond ETF
	Six Months Ended 08/31/26 (unaudited)	Year Ended 02/28/26	Year Ended 02/28/25	Year Ended 02/29/24	Year Ended 02/28/23	Year Ended 02/28/22
Net asset value, beginning of period	$47.44	$47.65	$46.18	$44.14	$49.27	$51.32
Net investment income(a)	1.58	3.31	3.43	3.44	2.66	2.23
Net realized and unrealized gain (loss)(b)	(0.91)	(0.20)	1.39	1.80	(5.00)	(1.90)
Net increase (decrease) from investment operations	0.67	3.11	4.82	5.24	(2.34)	0.33
Distributions from net investment income(c)	(1.60)(d)	(3.32)	(3.35)	(3.20)	(2.79)	(2.38)
Net asset value, end of period	$46.51	$47.44	$47.65	$46.18	$44.14	$49.27
Total Return(e)
Based on net asset value	1.48%(f)	6.84%	10.80%	12.43%	(4.73)%	0.63%
Ratios to Average Net Assets(g)
Total expenses	0.35%(h)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income	6.71%(h)	7.04%	7.29%	7.70%	5.89%	4.37%
Supplemental Data
Net assets, end of period (000)	$1,609,077	$1,693,758	$1,546,166	$600,404	$134,615	$174,913
Portfolio turnover rate(i)	52%	93%	81%	67%	60%	67%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
18

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares Investment Grade Systematic Bond ETF
	Six Months Ended 08/31/26 (unaudited)	Year Ended 02/28/26	Year Ended 02/28/25	Year Ended 02/29/24	Year Ended 02/28/23	Year Ended 02/28/22
Net asset value, beginning of period	$46.15	$45.27	$44.40	$43.60	$49.85	$53.69
Net investment income(a)	1.14	2.27	2.29	2.22	1.70	1.36
Net realized and unrealized gain (loss)(b)	(1.95)	0.86	0.85	0.70	(6.35)	(3.19)
Net increase (decrease) from investment operations	(0.81)	3.13	3.14	2.92	(4.65)	(1.83)
Distributions(c)
From net investment income	(1.14)(d)	(2.25)	(2.27)	(2.12)	(1.59)	(1.39)
From net realized gain	—	—	—	—	(0.01)	(0.62)
Total distributions	(1.14)	(2.25)	(2.27)	(2.12)	(1.60)	(2.01)
Net asset value, end of period	$44.20	$46.15	$45.27	$44.40	$43.60	$49.85
Total Return(e)
Based on net asset value	(1.72)%(f)	7.09%	7.25%	6.87%	(9.35)%	(3.57)%
Ratios to Average Net Assets(g)
Total expenses	0.18%(h)	0.18%	0.18%	0.18%	0.18%	0.18%
Net investment income	5.03%(h)	5.01%	5.10%	5.06%	3.80%	2.57%
Supplemental Data
Net assets, end of period (000)	$1,494,079	$1,483,761	$1,072,791	$557,165	$235,460	$162,009
Portfolio turnover rate(i)	34%	63%	69%	76%	87%	59%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
19
2026 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited)
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
iShares ETF	Diversification Classification
High Yield Systematic Bond	Diversified
Investment Grade Systematic Bond	Diversified
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Currency Translation: Each Fund's books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Cash: The Funds may maintain cash at their custodian, which at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting: The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each Fund’s financial statements.
Notes to Financial Statements
20

Notes to Financial Statements (unaudited) (continued)
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment  Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date.  U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds' investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
• Fixed-income investments and certain derivative instruments for which market quotations are readily available are generally valued using the last available bid price (including evaluated prices) provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots of securities in certain asset classes may trade at lower prices than institutional round lots, and the value ultimately realized when the securities are sold could differ from the prices used by a fund. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BFA determines such method does not represent fair value.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).  The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair  Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
• Level  2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions.  The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. Government.  The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities.  The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the
21
2026 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day.  During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments.  The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
High Yield Systematic Bond
Barclays Bank PLC	$33,834,725	$(33,834,725)	$—	$—
Barclays Capital Inc.	164,628	(164,628)	—	—
BNP Paribas SA	24,940,582	(24,940,582)	—	—
BofA Securities, Inc.	13,845,015	(13,845,015)	—	—
Citadel Clearing LLC	942,773	(942,773)	—	—
Citigroup Global Markets, Inc.	11,262,499	(11,262,499)	—	—
Goldman Sachs & Co. LLC	21,409,838	(21,409,838)	—	—
J.P. Morgan Securities LLC	16,731,047	(16,731,047)	—	—
Jefferies LLC	892,968	(892,968)	—	—
Mitsubishi UFJ Securities Holdings Co., Ltd.	5,222,634	(5,222,634)	—	—
Morgan Stanley	6,381,337	(6,381,337)	—	—
National Bank of Canada	4,635,216	(4,635,216)	—	—
Pershing LLC	3,693,862	(3,693,862)	—	—
RBC Capital Markets LLC	25,736,315	(25,736,315)	—	—
Scotia Capital (USA), Inc.	6,317,411	(6,317,411)	—	—
Scotia Capital, Inc.	356,243	(356,243)	—	—
State Street Bank & Trust Co.	4,826,573	(4,826,573)	—	—
TD Securities (USA) LLC	417,963	(417,963)	—	—
Wells Fargo Bank N.A.	14,630,443	(14,630,443)	—	—
Wells Fargo Securities LLC	6,803,966	(6,803,966)	—	—
	$203,046,038	$(203,046,038)	$—	$—
Investment Grade Systematic Bond
Barclays Bank PLC	$41,586,024	$(41,586,024)	$—	$—
BNP Paribas SA	14,413,965	(13,494,053)	—	919,912(b)
BofA Securities, Inc.	1,116,513	(1,116,513)	—	—
Citigroup Global Markets, Inc.	6,656,559	(6,656,559)	—	—
J.P. Morgan Securities LLC	5,104,253	(5,104,253)	—	—
Mitsubishi UFJ Securities Holdings Co., Ltd.	2,877,742	(2,877,742)	—	—
Morgan Stanley	5,377,657	(5,377,657)	—	—
National Bank Financial Inc.	1,811,296	(1,811,296)	—	—
Pershing LLC	5,220,787	(5,220,787)	—	—
RBC Capital Markets LLC	9,598,928	(9,598,928)	—	—
Scotia Capital (USA), Inc.	1,463,616	(1,463,616)	—	—
Wells Fargo Bank N.A.	949,251	(949,251)	—	—
Wells Fargo Securities LLC	6,299,601	(6,299,601)	—	—
	$102,476,192	$(101,556,280)	$—	$919,912
Notes to Financial Statements
22

Notes to Financial Statements (unaudited) (continued)

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s
Statements of Assets and Liabilities.

(b)
The market value of the loaned securities is determined as of August 31, 2026. Additional collateral is delivered to the Fund subsequent to period end in accordance with the MSLA.
The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.'s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets.  BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
iShares ETF	Investment Advisory Fees
High Yield Systematic Bond	0.35%
Investment Grade Systematic Bond	0.18
Distributor: BlackRock Investments, LLC ("BRIL"), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Index Provider: BlackRock Index Services, LLC, an affiliate of BFA, created, sponsors and publishes the underlying index used by each Fund. Each Fund uses its underlying index at no charge pursuant to a license agreement between BlackRock Index Services, LLC (or one or more of its affiliates) and the Trust, on behalf of the Funds.
Securities Lending: The U.S. Securities and Exchange Commission ("SEC") has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. ("BTC"), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions.  As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
23
2026 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended August 31, 2026, the Funds paid BTC the following amounts for securities lending agent services:
iShares ETF	Amounts
High Yield Systematic Bond	$170,387
Investment Grade Systematic Bond	48,160
Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate.  The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
6. PURCHASES AND SALES
For the six months ended August 31, 2026, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
	Other Securities
iShares ETF	Purchases	Sales
High Yield Systematic Bond	$835,059,501	$813,282,069
Investment Grade Systematic Bond	479,741,443	491,054,090
For the six months ended August 31, 2026, in-kind transactions were as follows:
iShares ETF	In-kind Purchases	In-kind Sales
High Yield Systematic Bond	$154,901,987	$203,597,392
Investment Grade Systematic Bond	275,845,989	203,655,363
7. INCOME TAX INFORMATION
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes.  It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of August 31, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
As of February 28, 2026, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:
iShares ETF	Non-Expiring Capital Loss Carryforwards(a)
High Yield Systematic Bond	$(40,909,008)
Investment Grade Systematic Bond	(15,347,363)

(a)	Amounts available to offset future realized capital gains.
As of August 31, 2026, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
High Yield Systematic Bond	$1,808,653,029	$16,958,936	$(14,591,989)	$2,366,947
Investment Grade Systematic Bond	1,613,063,509	1,234,296	(33,691,537)	(32,457,241)
Notes to Financial Statements
24

Notes to Financial Statements (unaudited) (continued)
8. PRINCIPAL RISKS
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations.  Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Funds are not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Certain Funds invest a significant portion of their assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.
The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates during a period of historically low interest rates. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Funds’ performance.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
9. CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
25
2026 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
Transactions in capital shares were as follows:
	Six Months Ended 08/31/26		Year Ended 02/28/26
iShares ETF	Shares	Amount	Shares	Amount
High Yield Systematic Bond
Shares sold	3,400,000	$159,073,488	11,150,000	$526,353,728
Shares redeemed	(4,500,000)	(209,533,667)	(7,900,000)	(369,041,438)
	(1,100,000)	$(50,460,179)	3,250,000	$157,312,290
Investment Grade Systematic Bond
Shares sold	6,250,000	$279,935,732	9,900,000	$448,684,462
Shares redeemed	(4,600,000)	(206,011,850)	(1,450,000)	(65,266,736)
	1,650,000	$73,923,882	8,450,000	$383,417,726
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash.  Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars.  Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash.  Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, each Funds’ custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
10. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the  financial statements.
Notes to Financial Statements
26

Additional Information
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
 • Go to icsdelivery.com.
 • If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust’s policies and procedures with respect to the disclosure of each Fund’s portfolio securities is available in the Fund Prospectus. Each Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com.
27
2026 iShares Semi-Annual Financial Statements and Additional Information

Board Review and Approval of Investment Advisory Contract
iShares High Yield Systematic Bond ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess the services of BFA and its affiliates to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 11, 2026 and May 21, 2026, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 10-11, 2026, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.
The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2025, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and platform and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the ETF business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding the investment performance of iShares funds, investment and risk management processes and strategies provided at the May 11, 2026 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business and ETF platform.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Board Review and Approval of Investment Advisory Contract
28

Board Review and Approval of Investment Advisory Contract (continued)
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology (including refinements to the methodology from prior years) and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the ETF business by BFA and its affiliates, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders to further improve product quality, enhance and strengthen the ETF ecosystem and the ETF platform and to pursue continual advancement of the overall investor experience. With respect to applicable funds, the 15(c) Committee and the Board reviewed information with respect to management fees having been set at levels that anticipate scale over time. In addition, the 15(c) Committee and the Board reviewed information with respect to certain benefits to iShares funds’ shareholders as a result of BlackRock’s overall size and global platform. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.
The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), and payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services. The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Solutions Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board further noted that certain index providers pay a fee or reimburse a portion of the costs of BFA and/or its affiliates of certain co-marketing activities that promote products and strategic initiatives that incorporate the index providers’ logos and branding. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for
29
2026 iShares Semi-Annual Financial Statements and Additional Information

Board Review and Approval of Investment Advisory Contract (continued)
the Fund. The Board also considered other indirect and intangible benefits to BlackRock as a result of its advisory relationships with the Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.
The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
iShares Investment Grade Systematic Bond ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess the services of BFA and its affiliates to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 11, 2026 and May 21, 2026, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 10-11, 2026, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.
The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were within range of the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2025, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and platform and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the ETF business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with
Board Review and Approval of Investment Advisory Contract
30

Board Review and Approval of Investment Advisory Contract (continued)
regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding the investment performance of iShares funds, investment and risk management processes and strategies provided at the May 11, 2026 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business and ETF platform.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology (including refinements to the methodology from prior years) and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the ETF business by BFA and its affiliates, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders to further improve product quality, enhance and strengthen the ETF ecosystem and the ETF platform and to pursue continual advancement of the overall investor experience. With respect to applicable funds, the 15(c) Committee and the Board reviewed information with respect to management fees having been set at levels that anticipate scale over time. In addition, the 15(c) Committee and the Board reviewed information with respect to certain benefits to iShares funds’ shareholders as a result of BlackRock’s overall size and global platform. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.
The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), and payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services. The Board further considered other direct benefits that might accrue to BFA, including actual and potential
31
2026 iShares Semi-Annual Financial Statements and Additional Information

Board Review and Approval of Investment Advisory Contract (continued)
reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Solutions Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board further noted that certain index providers pay a fee or reimburse a portion of the costs of BFA and/or its affiliates of certain co-marketing activities that promote products and strategic initiatives that incorporate the index providers’ logos and branding. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board also considered other indirect and intangible benefits to BlackRock as a result of its advisory relationships with the Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.
The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
Board Review and Approval of Investment Advisory Contract
32

Glossary of Terms Used in these Financial Statements

Portfolio Abbreviation
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
SOFR	Secured Overnight Financing Rate
33
2026 iShares Semi-Annual Financial Statements and Additional Information

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The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
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August 31, 2026

2026 Semi-Annual Financial Statements and Additional Information (Unaudited)

iShares Trust
• iShares Government/Credit Bond ETF | GBF | NYSE Arca
• iShares Intermediate Government/Credit Bond ETF | GVI | Cboe BZX Exchange
• iShares MBS ETF | MBB | NASDAQ

2

Schedule of Investments (unaudited)
August 31, 2026
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Collateralized Mortgage Obligations
Mortgage-Backed Securities — 2.2%
BBCMS Mortgage Trust, 5.02%, 09/15/58	$1,000	$994,323
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, 4.32%, 09/25/30(a)	1,400	1,377,369
		2,371,692
Total Collateralized Mortgage Obligations — 2.2% (Cost: $2,373,602)		2,371,692
Corporate Bonds & Notes
Advertising — 0.0%
Omnicom Group, Inc.
2.60%, 08/01/31	5	4,440
4.65%, 10/01/28	5	4,978
		9,418
Aerospace & Defense — 0.4%
Boeing Co. (The)
2.95%, 02/01/30	5	4,675
3.25%, 02/01/28	20	19,593
3.25%, 02/01/35	15	12,735
3.45%, 11/01/28	5	4,863
3.60%, 05/01/34	7	6,189
3.63%, 02/01/31	15	14,123
5.15%, 05/01/30	15	15,043
6.30%, 05/01/29	20	20,658
6.53%, 05/01/34	20	21,323
Embraer Netherlands Finance BV, 5.98%, 02/11/35	20	20,481
General Dynamics Corp., 3.63%, 04/01/30	5	4,800
General Electric Co.
4.90%, 01/29/36	30	29,182
6.75%, 03/15/32	10	10,853
HEICO Corp.
5.25%, 08/01/28	5	5,047
5.35%, 08/01/33	5	5,000
Hexcel Corp., 5.88%, 02/26/35	20	20,167
Honeywell Aerospace, Inc., 4.95%, 03/16/36	35	33,609
L3Harris Technologies, Inc.
4.85%, 04/27/35	5	4,802
5.40%, 07/31/33	15	15,061
Lockheed Martin Corp.
3.90%, 06/15/32	5	4,751
4.50%, 02/15/29	15	14,950
4.75%, 02/15/34	15	14,627
5.10%, 11/15/27	5	5,042
Series B, 6.15%, 09/01/36	5	5,303
Northrop Grumman Corp.
3.25%, 01/15/28	5	4,910
4.40%, 05/01/30	5	4,923
4.90%, 06/01/34	10	9,760
5.25%, 07/15/35	15	14,917
RTX Corp.
2.25%, 07/01/30	15	13,621
4.13%, 11/16/28	5	4,939
5.15%, 02/27/33	10	10,004
6.00%, 03/15/31	10	10,412
6.05%, 06/01/36	15	15,760
6.10%, 03/15/34	5	5,258
		407,381
Security	Par (000)	Value
Agriculture — 0.2%
Altria Group, Inc.
2.45%, 02/04/32	$15	$13,049
3.40%, 05/06/30	5	4,735
4.80%, 02/14/29	20	19,995
Archer-Daniels-Midland Co.
3.25%, 03/27/30	15	14,202
4.50%, 08/15/33	5	4,843
5.38%, 09/15/35	4	4,019
BAT Capital Corp.
2.26%, 03/25/28	5	4,815
3.46%, 09/06/29	5	4,805
4.74%, 03/16/32	15	14,684
5.83%, 02/20/31	5	5,137
6.00%, 02/20/34	15	15,508
Bunge Ltd. Finance Corp.
2.75%, 05/14/31	15	13,547
3.20%, 04/21/31	5	4,609
Philip Morris International, Inc.
1.75%, 11/01/30	5	4,400
2.10%, 05/01/30	5	4,529
4.25%, 10/29/32	15	14,299
4.88%, 02/15/28	10	10,037
4.88%, 04/29/36	10	9,563
5.13%, 11/17/27	40	40,260
5.75%, 11/17/32	20	20,596
Reynolds American, Inc., 5.70%, 08/15/35	5	5,043
		232,675
Airlines — 0.1%
American Airlines Pass-Through Trust
Series 2015-2, Class AA, 3.60%, 03/22/29	11	10,367
Series 2016-3, Class AA, 3.00%, 04/15/30(b)	8	7,951
Series 2017-2, Class AA, 3.35%, 04/15/31	3	2,715
Series A, Class A, 2.88%, 01/11/36	8	6,926
Delta Air Lines, Inc.
4.95%, 07/10/28	5	5,008
5.25%, 07/10/30	5	5,008
JetBlue Pass-Through Trust
Series 1A, 4.00%, 05/15/34	3	2,977
Series 2019-1, Class AA, 2.75%, 11/15/33	3	3,042
Southwest Airlines Co., 2.63%, 02/10/30	10	9,187
United Airlines Pass-Through Trust
5.80%, 07/15/37	13	13,567
Series 2016-2, Class AA, 2.88%, 04/07/30	3	2,796
Series 2018-1, Class AA, 3.50%, 09/01/31	3	2,981
Series 2020-1, 5.88%, 04/15/29	9	8,989
		81,514
Apparel — 0.0%
NIKE, Inc., 2.85%, 03/27/30	10	9,361
Tapestry, Inc., 3.05%, 03/15/32	5	4,468
		13,829
Auto Manufacturers — 0.4%
American Honda Finance Corp.
1.80%, 01/13/31	5	4,345
4.60%, 04/17/30	5	4,916
4.90%, 01/10/34	15	14,468
5.85%, 10/04/30	5	5,132
Series A, 4.55%, 04/10/28	5	4,985
Series A, 4.90%, 04/10/31	5	4,930
Cummins, Inc.
1.50%, 09/01/30	15	13,205
3
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Auto Manufacturers (continued)
5.15%, 02/20/34	$5	$4,976
Ford Motor Credit Co. LLC, 4.00%, 11/13/30	150	140,296
General Motors Co.
4.20%, 10/01/27	5	4,975
5.40%, 10/15/29	20	20,192
5.60%, 10/15/32	15	15,179
6.80%, 10/01/27	10	10,194
General Motors Financial Co., Inc.
2.35%, 01/08/31	10	8,876
2.70%, 06/10/31	10	8,909
5.35%, 01/07/30	5	5,033
5.45%, 09/06/34	10	9,812
5.45%, 01/08/36(b)	5	4,876
5.80%, 06/23/28	5	5,076
5.90%, 01/07/35	10	10,079
5.95%, 04/04/34	5	5,084
6.00%, 01/09/28	5	5,074
6.10%, 01/07/34	15	15,384
6.15%, 07/15/35	5	5,099
PACCAR Financial Corp., 4.60%, 01/31/29	5	5,000
Toyota Motor Credit Corp.
3.05%, 01/11/28	5	4,908
4.55%, 05/17/30	5	4,944
4.63%, 01/12/28	10	10,021
4.70%, 01/12/33	5	4,893
4.80%, 01/05/34	5	4,874
5.05%, 05/16/29	35	35,283
Series B, 3.75%, 01/12/28	20	19,810
Series B, 4.60%, 03/11/33	10	9,666
		430,494
Auto Parts & Equipment — 0.0%
Lear Corp., 3.50%, 05/30/30	5	4,713
Magna International, Inc.
2.45%, 06/15/30	10	9,104
5.50%, 03/21/33	5	5,038
		18,855
Banks — 5.5%
Banco Santander SA
4.38%, 04/12/28	100	99,341
5.54%, 03/14/30, (1-year CMT + 1.45%)(a)	200	202,404
Bank of America Corp.
1.90%, 07/23/31, (1-day SOFR + 1.53%)(a)	10	8,874
2.09%, 06/14/29, (1-day SOFR + 1.06%)(a)	5	4,770
2.30%, 07/21/32, (1-day SOFR + 1.22%)(a)	60	52,491
2.48%, 09/21/36, (5-year CMT + 1.20%)(a)	20	17,259
2.50%, 02/13/31, (3-mo. CME Term SOFR + 1.25%)(a)	15	13,797
2.57%, 10/20/32, (1-day SOFR + 1.21%)(a)	35	30,851
2.59%, 04/29/31, (1-day SOFR + 2.15%)(a)	10	9,180
2.69%, 04/22/32, (1-day SOFR + 1.32%)(a)	15	13,453
2.97%, 02/04/33, (1-day SOFR + 1.33%)(a)	30	26,738
3.19%, 07/23/30, (3-mo. CME Term SOFR + 1.44%)(a)	10	9,528
3.25%, 10/21/27	45	44,449
3.42%, 12/20/28, (3-mo. CME Term SOFR + 1.30%)(a)	15	14,762
3.85%, 03/08/37, (5-year CMT + 2.00%)(a)	5	4,594
3.97%, 03/05/29, (3-mo. CME Term SOFR + 1.33%)(a)	7	6,918
Security	Par (000)	Value
Banks (continued)
3.97%, 02/07/30, (3-mo. CME Term SOFR + 1.47%)(a)	$10	$9,792
4.48%, 04/23/30, (1-day SOFR + 0.87%)(a)	10	9,884
4.57%, 04/27/33, (1-day SOFR + 1.83%)(a)	35	33,783
4.70%, 04/23/32, (1-day SOFR + 1.04%)(a)	20	19,594
5.02%, 07/22/33, (1-day SOFR + 2.16%)(a)	40	39,507
5.16%, 01/24/31, (1-day SOFR + 1.00%)(a)	10	10,037
5.20%, 04/25/29, (1-day SOFR + 1.63%)(a)	10	10,067
5.29%, 04/25/34, (1-day SOFR + 1.91%)(a)	50	49,791
5.47%, 01/23/35, (1-day SOFR + 1.65%)(a)	15	15,033
5.51%, 01/24/36, (1-day SOFR + 1.31%)(a)	5	4,994
5.82%, 09/15/29, (1-day SOFR + 1.57%)(a)	10	10,188
5.87%, 09/15/34, (1-day SOFR + 1.84%)(a)	10	10,282
6.20%, 11/10/28, (1-day SOFR + 1.99%)(a)	5	5,089
Series N, 2.65%, 03/11/32, (1-day SOFR + 1.22%)(a)	60	53,895
Bank of Montreal
3.09%, 01/10/37, (5-year CMT + 1.40%)(a)	5	4,419
4.64%, 09/10/30, (1-day SOFR + 1.25%)(a)	5	4,957
Bank of New York Mellon Corp. (The)
2.50%, 01/26/32	5	4,410
3.30%, 08/23/29	5	4,791
3.85%, 04/26/29	60	58,770
4.03%, 01/22/30, (1-day SOFR + 0.63%)(a)	5	4,915
4.60%, 07/26/30, (1-day SOFR + 1.76%)(a)	20	19,875
4.97%, 04/26/34, (1-day SOFR + 1.61%)(a)	5	4,907
5.06%, 07/22/32, (1-day SOFR + 1.23%)(a)	5	4,989
5.61%, 07/21/39, (1-day SOFR + 1.77%)(a)	5	4,990
Bank of Nova Scotia (The)
4.59%, 05/04/37, (5-year CMT + 2.05%)(a)	5	4,751
4.81%, 02/02/34, (1-day SOFR + 1.05%)(a)	5	4,830
Barclays PLC
7.39%, 11/02/28, (1-year CMT + 3.30%)(a)	200	205,646
7.44%, 11/02/33, (1-year CMT + 3.50%)(a)	150	164,340
Blackstone Reg Finance Co. LLC, 4.95%, 02/15/36	5	4,752
Citigroup, Inc.
2.52%, 11/03/32, (1-day SOFR + 1.18%)(a)	15	13,129
2.56%, 05/01/32, (1-day SOFR + 1.17%)(a)	35	31,126
2.57%, 06/03/31, (1-day SOFR + 2.11%)(a)	25	22,818
2.67%, 01/29/31, (1-day SOFR + 1.15%)(a)	5	4,619
3.06%, 01/25/33, (1-day SOFR + 1.35%)(a)	35	31,296
3.79%, 03/17/33, (1-day SOFR + 1.94%)(a)	30	27,814
4.13%, 07/25/28	35	34,575
4.41%, 03/31/31, (1-day SOFR + 3.91%)(a)	10	9,779
4.45%, 09/29/27	10	9,979
4.54%, 09/19/30, (1-day SOFR + 1.34%)(a)	10	9,867
4.91%, 05/24/33, (1-day SOFR + 2.09%)(a)	30	29,403
5.45%, 06/11/35, (1-day SOFR + 1.45%)(a)	5	4,984
5.83%, 02/13/35, (1-day SOFR + 2.06%)(a)	25	24,941
5.88%, 02/22/33	25	25,516
6.00%, 10/31/33	10	10,268
6.02%, 01/24/36, (1-day SOFR + 1.83%)(a)	30	30,201
6.17%, 05/25/34, (1-day SOFR + 2.66%)(a)	35	35,863
6.27%, 11/17/33, (1-day SOFR + 2.34%)(a)	35	36,696
6.63%, 06/15/32	25	26,592
Citizens Financial Group, Inc.
2.64%, 09/30/32	5	4,242
5.25%, 03/05/31, (1-day SOFR + 1.26%)(a)	20	20,016
Deutsche Bank AG/New York, 3.55%, 09/18/31, (1-day SOFR + 3.04%)(a)	185	172,584
Schedule of Investments
4

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Fifth Third Bancorp
4.57%, 04/29/32, (1-day SOFR + 0.95%)(a)	$5	$4,845
5.14%, 01/29/37, (1-day SOFR + 1.24%)(a)	5	4,784
Goldman Sachs Group, Inc. (The)
1.99%, 01/27/32, (1-day SOFR + 1.09%)(a)	20	17,428
2.38%, 07/21/32, (1-day SOFR + 1.25%)(a)	35	30,557
2.60%, 02/07/30	25	23,090
2.62%, 04/22/32, (1-day SOFR + 1.28%)(a)	35	31,099
2.65%, 10/21/32, (1-day SOFR + 1.26%)(a)	25	21,948
3.10%, 02/24/33, (1-day SOFR + 1.41%)(a)	30	26,790
3.80%, 03/15/30	50	48,015
3.81%, 04/23/29, (3-mo. CME Term SOFR + 1.42%)(a)	5	4,921
4.15%, 01/21/29, (1-day SOFR + 0.71%)(a)	10	9,913
4.22%, 05/01/29, (3-mo. CME Term SOFR + 1.56%)(a)	20	19,801
4.69%, 10/23/30, (1-day SOFR + 1.14%)(a)	25	24,700
4.94%, 10/21/36, (1-day SOFR + 1.33%)(a)	10	9,445
5.02%, 10/23/35, (1-day SOFR + 1.42%)(a)	20	19,200
5.07%, 01/21/37, (1-day SOFR + 1.19%)(a)	15	14,245
5.09%, 04/20/34, (1-day SOFR + 1.34%)(a)	15	14,636
5.21%, 01/28/31, (1-day SOFR + 1.08%)(a)	25	25,023
5.33%, 07/23/35, (1-day SOFR + 1.55%)(a)	20	19,641
5.73%, 04/25/30, (1-day SOFR + 1.27%)(a)	20	20,332
5.85%, 04/25/35, (1-day SOFR + 1.55%)(a)	10	10,145
6.35%, 02/15/34	5	5,128
6.45%, 05/01/36	20	20,835
6.56%, 10/24/34, (1-day SOFR + 1.95%)(a)	10	10,603
HSBC Holdings PLC
4.58%, 06/19/29, (3-mo. CME Term SOFR + 1.80%)(a)	200	199,212
6.25%, 03/09/34, (1-day SOFR + 2.39%)(a)	200	207,945
Huntington Bancshares, Inc./Ohio, 6.14%, 11/18/39, (5-year CMT + 1.70%)(a)	20	20,004
ING Groep NV, 5.34%, 03/19/30, (1-day SOFR Index + 1.44%)(a)	200	201,924
JPMorgan Chase & Co.
1.76%, 11/19/31, (3-mo. CME Term SOFR + 1.11%)(a)	10	8,737
2.52%, 04/22/31, (1-day SOFR + 2.04%)(a)	15	13,765
2.55%, 11/08/32, (1-day SOFR + 1.18%)(a)	20	17,580
2.58%, 04/22/32, (3-mo. CME Term SOFR + 1.25%)(a)	35	31,255
2.96%, 05/13/31, (3-mo. CME Term SOFR + 2.52%)(a)	36	33,359
2.96%, 01/25/33, (1-day SOFR + 1.26%)(a)	45	40,191
3.51%, 01/23/29, (3-mo. CME Term SOFR + 1.21%)(a)	15	14,764
4.20%, 07/23/29, (3-mo. CME Term SOFR + 1.52%)(a)	5	4,950
4.25%, 10/01/27	5	4,990
4.59%, 04/26/33, (1-day SOFR + 1.80%)(a)	30	29,056
4.81%, 10/22/36, (1-day SOFR + 1.19%)(a)	15	14,218
4.90%, 01/22/37, (1-day SOFR + 1.07%)(a)	5	4,755
4.91%, 07/25/33, (1-day SOFR + 2.08%)(a)	15	14,744
4.95%, 10/22/35, (1-day SOFR + 1.34%)(a)	10	9,675
5.14%, 01/24/31, (1-day SOFR + 1.01%)(a)	10	10,032
5.15%, 04/23/37, (1-day SOFR + 1.26%)(a)	10	9,677
5.29%, 07/22/35, (1-day SOFR + 1.46%)(a)	10	9,895
5.34%, 01/23/35, (1-day SOFR + 1.62%)(a)	25	24,873
5.35%, 06/01/34, (1-day SOFR + 1.85%)(a)	45	45,030
Security	Par (000)	Value
Banks (continued)
5.50%, 01/24/36, (1-day SOFR + 1.32%)(a)	$25	$24,987
5.57%, 04/22/36, (1-day SOFR + 1.68%)(a)	5	5,016
5.58%, 04/22/30, (1-day SOFR + 1.16%)(a)	20	20,311
5.72%, 09/14/33, (1-day SOFR + 2.58%)(a)	35	35,479
5.77%, 04/22/35, (1-day SOFR + 1.49%)(a)	25	25,496
6.25%, 10/23/34, (1-day SOFR + 1.81%)(a)	20	21,005
8.75%, 09/01/30	5	5,684
KeyCorp
2.55%, 10/01/29	15	13,967
5.31%, 01/28/37, (1-day SOFR + 1.37%)(a)	5	4,800
Kreditanstalt fuer Wiederaufbau
0.00%, 04/18/36(c)	20	12,704
3.75%, 02/15/28	45	44,624
3.75%, 07/15/30	45	43,847
3.88%, 06/15/28	10	9,918
4.00%, 03/15/29	5	4,951
Landwirtschaftliche Rentenbank, 0.88%, 09/03/30	5	4,347
M&T Bank Corp., 5.39%, 01/16/36, (1-day SOFR + 1.61%)(a)	10	9,743
Mitsubishi UFJ Financial Group, Inc., 5.06%, 01/14/37, (1-year CMT + 0.90%)(a)	5	4,780
Mizuho Financial Group, Inc., 2.20%, 07/10/31, (3-mo. CME Term SOFR + 1.77%)(a)	150	134,490
Morgan Stanley
1.79%, 02/13/32, (1-day SOFR + 1.03%)(a)	30	25,886
1.93%, 04/28/32, (1-day SOFR + 1.02%)(a)	30	25,859
2.24%, 07/21/32, (1-day SOFR + 1.18%)(a)	25	21,698
2.48%, 09/16/36, (1-day SOFR + 1.36%)(a)	25	21,449
2.51%, 10/20/32, (1-day SOFR + 1.20%)(a)	35	30,627
2.70%, 01/22/31, (1-day SOFR + 1.14%)(a)	20	18,490
2.94%, 01/21/33, (1-day SOFR + 1.29%)(a)	25	22,173
3.59%, 07/22/28(a)	25	24,749
3.62%, 04/01/31, (1-day SOFR + 3.12%)(a)	40	38,047
4.24%, 01/09/30, (1-day SOFR + 0.80%)(a)	5	4,918
4.43%, 01/23/30, (3-mo. CME Term SOFR + 1.89%)(a)	25	24,701
4.49%, 01/16/32, (1-day SOFR + 0.95%)(a)	10	9,695
4.65%, 10/18/30, (1-day SOFR + 1.10%)(a)	10	9,885
4.71%, 03/12/32, (1-day SOFR + 1.20%)(a)	25	24,405
4.89%, 07/20/33, (1-day SOFR + 2.08%)(a)	5	4,886
5.07%, 01/30/37, (1-day SOFR + 1.18%)(a)	20	19,062
5.12%, 02/01/29, (1-day SOFR + 1.73%)(a)	20	20,109
5.25%, 04/21/34, (1-day SOFR + 1.87%)(a)	25	24,709
5.30%, 04/20/37, (1-day SOFR + 2.62%)(a)	25	24,498
5.32%, 07/19/35, (1-day SOFR + 1.56%)(a)	25	24,609
5.45%, 07/20/29, (1-day SOFR + 1.63%)(a)	5	5,054
5.47%, 01/18/35, (1-day SOFR + 1.73%)(a)	20	19,902
5.59%, 01/18/36, (1-day SOFR + 1.42%)(a)	25	24,962
5.66%, 04/18/30, (1-day SOFR + 1.26%)(a)	10	10,153
5.66%, 04/17/36, (1-day SOFR + 1.76%)(a)	25	25,073
5.83%, 04/19/35, (1-day SOFR + 1.58%)(a)	10	10,169
5.94%, 02/07/39, (5-year CMT + 1.80%)(a)	15	15,064
5.95%, 01/19/38, (5-year CMT + 2.43%)(a)	10	10,120
6.30%, 10/18/28, (1-day SOFR + 2.24%)(a)	5	5,092
6.34%, 10/18/33, (1-day SOFR + 2.56%)(a)	30	31,428
7.25%, 04/01/32	30	33,277
Series I, 4.89%, 10/22/36, (1-day SOFR + 1.31%)(a)	15	14,184
NatWest Group PLC, 4.89%, 05/18/29, (3-mo. SOFR US + 2.01%)(a)	200	200,282
PNC Financial Services Group, Inc. (The)
2.31%, 04/23/32, (1-day SOFR + 0.98%)(a)	5	4,414
5
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
3.45%, 04/23/29	$12	$11,623
4.63%, 06/06/33, (1-day SOFR Index + 1.85%)(a)	5	4,781
5.07%, 01/24/34, (1-day SOFR + 1.93%)(a)	10	9,827
5.40%, 07/23/35, (1-day SOFR + 1.60%)(a)	10	9,914
5.46%, 07/21/37, (1-day SOFR + 1.27%)(a)	10	9,843
5.58%, 01/29/36, (1-day SOFR + 1.39%)(a)	10	10,006
5.94%, 08/18/34, (1-day SOFR + 1.95%)(a)	5	5,153
6.88%, 10/20/34, (1-day SOFR + 2.28%)(a)	15	16,248
Royal Bank of Canada
3.88%, 05/04/32	5	4,699
4.97%, 08/02/30, (1-day SOFR + 1.10%)(a)	5	5,004
5.00%, 02/01/33	5	4,951
Santander Holdings USA, Inc.
5.74%, 03/20/31, (1-day SOFR + 1.88%)(a)	20	20,261
6.34%, 05/31/35, (1-day SOFR + 2.14%)(a)	25	25,822
6.50%, 03/09/29, (1-day SOFR + 2.36%)(a)	5	5,107
State Street Corp.
2.20%, 03/03/31	5	4,420
5.68%, 11/21/29, (1-day SOFR + 1.48%)(a)	55	56,100
Sumitomo Mitsui Financial Group, Inc.
1.90%, 09/17/28	200	188,825
5.77%, 01/13/33	150	153,220
Toronto-Dominion Bank (The)
2.00%, 09/10/31	5	4,364
3.20%, 03/10/32	5	4,534
4.46%, 06/08/32	10	9,668
4.69%, 09/15/27	5	5,012
4.93%, 10/15/35	5	4,792
Truist Financial Corp.
4.60%, 01/27/32, (1-day SOFR + 0.97%)(a)	10	9,737
4.87%, 01/26/29, (1-day SOFR + 1.44%)(a)	70	70,073
4.92%, 07/28/33, (1-day SOFR + 2.24%)(a)	5	4,822
4.96%, 10/23/36, (1-day SOFR + 1.40%)(a)	10	9,478
5.15%, 08/05/32, (1-day SOFR + 1.57%)(a)	5	4,958
5.71%, 01/24/35, (1-day SOFR + 1.92%)(a)	5	5,032
5.87%, 06/08/34, (1-day SOFR + 2.36%)(a)	10	10,177
U.S. Bancorp
2.49%, 11/03/36, (5-year CMT + 0.95%)(a)	10	8,614
4.84%, 02/01/34, (1-day SOFR + 1.60%)(a)	15	14,543
5.10%, 07/23/30, (1-day SOFR + 1.25%)(a)	50	50,260
5.68%, 01/23/35, (1-day SOFR + 1.86%)(a)	15	15,166
5.84%, 06/12/34, (1-day SOFR + 2.26%)(a)	10	10,227
5.85%, 10/21/33, (1-day SOFR + 2.09%)(a)	10	10,253
UBS AG/Stamford CT, 7.50%, 02/15/28	205	213,559
Wachovia Corp., 5.50%, 08/01/35	6	5,914
Wells Fargo & Co.
2.57%, 02/11/31, (3-mo. CME Term SOFR + 1.26%)(a)	5	4,607
2.88%, 10/30/30, (3-mo. CME Term SOFR + 1.43%)(a)	10	9,383
3.35%, 03/02/33, (1-day SOFR + 1.50%)(a)	25	22,685
4.08%, 09/15/29, (1-day SOFR + 0.88%)(a)	5	4,927
4.90%, 07/25/33, (1-day SOFR + 2.10%)(a)	25	24,461
5.15%, 04/23/31, (1-day SOFR + 1.50%)(a)	10	10,020
5.21%, 12/03/35, (1-day SOFR + 1.38%)(a)	5	4,896
5.39%, 04/24/34, (1-day SOFR + 2.02%)(a)	20	19,977
5.56%, 07/25/34, (1-day SOFR + 1.99%)(a)	10	10,076
5.57%, 07/25/29, (1-day SOFR + 1.74%)(a)	10	10,137
5.95%, 12/01/86	5	4,913
6.49%, 10/23/34, (1-day SOFR + 2.06%)(a)	25	26,516
Security	Par (000)	Value
Banks (continued)
Westpac Banking Corp.
2.65%, 01/16/30	$5	$4,678
2.67%, 11/15/35, (5-year CMT + 1.75%)(a)	15	13,416
4.11%, 07/24/34, (5-year CMT + 2.00%)(a)	5	4,848
5.05%, 04/16/29	35	35,354
		5,850,409
Beverages — 0.4%
Anheuser-Busch Cos LLC/Anheuser-Busch InBev Worldwide, Inc., 4.70%, 02/01/36	25	23,678
Anheuser-Busch InBev Finance, Inc., 4.70%, 02/01/36	15	14,216
Anheuser-Busch InBev Worldwide, Inc.
3.50%, 06/01/30	5	4,777
4.75%, 01/23/29	25	25,026
4.90%, 01/23/31	5	5,003
5.00%, 06/15/34	5	4,943
Brown-Forman Corp., 4.75%, 04/15/33	5	4,848
Coca-Cola Co. (The)
1.38%, 03/15/31	10	8,655
1.50%, 03/05/28	5	4,792
2.13%, 09/06/29	20	18,647
2.25%, 01/05/32	15	13,259
3.45%, 03/25/30	5	4,814
Constellation Brands, Inc.
3.15%, 08/01/29	25	23,816
4.75%, 05/09/32	5	4,874
Diageo Capital PLC, 2.00%, 04/29/30	75	67,665
Diageo Investment Corp., 7.45%, 04/15/35	5	5,766
Keurig Dr Pepper, Inc.
3.20%, 05/01/30	35	32,692
3.95%, 04/15/29	15	14,639
4.05%, 04/15/32	5	4,691
Maple Parent Holdings Corp., 5.05%, 03/26/31(d)	25	24,631
PepsiCo, Inc.
1.40%, 02/25/31	15	12,949
1.95%, 10/21/31	10	8,691
2.63%, 07/29/29	5	4,738
2.75%, 03/19/30	5	4,677
3.00%, 10/15/27	5	4,930
3.90%, 07/18/32	15	14,307
4.45%, 05/15/28	5	4,999
7.00%, 03/01/29	5	5,292
		372,015
Biotechnology — 0.2%
Amgen, Inc.
2.45%, 02/21/30	20	18,421
3.20%, 11/02/27	30	29,537
4.05%, 08/18/29	25	24,508
4.20%, 03/01/33	5	4,723
5.25%, 03/02/30	15	15,137
5.25%, 03/02/33	15	15,014
Biogen, Inc., 2.25%, 05/01/30	15	13,606
Gilead Sciences, Inc.
1.20%, 10/01/27	25	24,154
4.00%, 09/01/36	10	8,956
4.60%, 09/01/35	15	14,260
Illumina, Inc.
2.55%, 03/23/31	10	8,934
5.75%, 12/13/27	10	10,121
Regeneron Pharmaceuticals, Inc., 1.75%, 09/15/30	10	8,797
Schedule of Investments
6

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Biotechnology (continued)
Royalty Pharma PLC, 2.20%, 09/02/30	$10	$8,969
		205,137
Building Materials — 0.2%
Carlisle Companies, Inc.
2.20%, 03/01/32	15	12,823
2.75%, 03/01/30	5	4,638
3.75%, 12/01/27	15	14,837
Carrier Global Corp.
2.70%, 02/15/31	5	4,539
2.72%, 02/15/30	5	4,648
5.90%, 03/15/34	14	14,436
Eagle Materials, Inc.
2.50%, 07/01/31	5	4,423
5.00%, 03/15/36	20	18,885
Fortune Brands Innovations, Inc., 3.25%, 09/15/29	10	9,507
Johnson Controls International PLC/Tyco Fire & Security Finance SCA, 1.75%, 09/15/30	10	8,825
Martin Marietta Materials, Inc.
2.40%, 07/15/31	5	4,408
3.50%, 12/15/27	5	4,929
Masco Corp., 2.00%, 10/01/30	5	4,424
Owens Corning
3.88%, 06/01/30	5	4,802
7.00%, 12/01/36	15	16,401
Trane Technologies Financing Ltd., 3.80%, 03/21/29	20	19,541
Vulcan Materials Co., 3.50%, 06/01/30	15	14,227
		166,293
Chemicals — 0.2%
Air Products and Chemicals, Inc., 4.80%, 03/03/33	10	9,881
Albemarle Corp., 5.05%, 06/01/32	10	9,819
CF Industries, Inc., 5.15%, 03/15/34	10	9,787
Dow Chemical Co. (The)
2.10%, 11/15/30	5	4,410
4.25%, 10/01/34	5	4,515
5.15%, 02/15/34	10	9,723
6.30%, 03/15/33	5	5,219
Eastman Chemical Co., 5.00%, 08/01/29	10	10,005
EIDP, Inc.
2.30%, 07/15/30	30	27,036
4.80%, 05/15/33	5	4,773
5.13%, 05/15/32	5	4,928
LYB International Finance III LLC
2.25%, 10/01/30	15	13,375
5.50%, 03/01/34	15	14,768
Mosaic Co. (The), 5.45%, 11/15/33(b)	10	9,907
Nutrien Ltd.
4.13%, 03/15/35	5	4,497
4.20%, 04/01/29	10	9,842
4.90%, 03/27/28	10	10,023
PPG Industries, Inc., 3.75%, 03/15/28	25	24,660
RPM International, Inc., 2.95%, 01/15/32	15	13,385
Sherwin-Williams Co. (The), 2.95%, 08/15/29	10	9,473
		210,026
Commercial Services — 0.2%
Automatic Data Processing, Inc.
1.25%, 09/01/30	5	4,367
1.70%, 05/15/28	10	9,554
Cintas Corp. No. 2, 4.00%, 05/01/32	10	9,506
Cornell University, Series 2025, 4.17%, 06/15/30	5	4,903
Security	Par (000)	Value
Commercial Services (continued)
Equifax, Inc.
2.35%, 09/15/31	$5	$4,361
3.10%, 05/15/30	5	4,660
Global Payments, Inc.
2.90%, 05/15/30	5	4,571
2.90%, 11/15/31	5	4,373
3.20%, 08/15/29	25	23,619
5.30%, 08/15/29	10	9,998
5.40%, 08/15/32	5	4,914
Moody's Corp., 2.00%, 08/19/31	5	4,361
PayPal Holdings, Inc.
2.30%, 06/01/30	5	4,563
2.85%, 10/01/29	5	4,711
5.10%, 04/01/35	10	9,634
Quanta Services, Inc.
2.35%, 01/15/32	10	8,652
2.90%, 10/01/30	50	45,920
RELX Capital, Inc.
3.00%, 05/22/30	10	9,334
4.00%, 03/18/29	5	4,905
4.75%, 03/27/30	5	4,963
4.75%, 05/20/32	5	4,900
S&P Global, Inc.
2.90%, 03/01/32	15	13,470
2.95%, 03/01/29	5	4,792
4.25%, 05/01/29	10	9,863
4.25%, 01/15/31	5	4,839
TR Finance LLC, 5.50%, 08/15/35	4	3,965
Verisk Analytics, Inc., 4.13%, 03/15/29	10	9,833
		233,531
Computers — 0.4%
Accenture Capital, Inc., 4.50%, 10/04/34	10	9,365
Amdocs Ltd., 2.54%, 06/15/30	5	4,492
Apple, Inc.
1.65%, 05/11/30	5	4,495
3.00%, 11/13/27	44	43,342
3.25%, 08/08/29	15	14,508
3.35%, 08/08/32	5	4,653
4.30%, 05/10/33	5	4,881
4.50%, 02/23/36(b)	40	38,678
Booz Allen Hamilton, Inc., 5.95%, 04/15/35(b)	5	4,956
Dell International LLC/EMC Corp.
5.00%, 02/15/34	5	4,846
5.30%, 10/01/29	5	5,047
5.40%, 04/15/34	15	14,912
5.50%, 04/01/35	20	19,903
6.20%, 07/15/30	10	10,358
8.10%, 07/15/36	10	11,604
DXC Technology Co., 2.38%, 09/15/28	15	14,188
Fortinet, Inc., 2.20%, 03/15/31	10	8,833
Hewlett Packard Enterprise Co.
5.00%, 10/15/34	15	14,399
6.20%, 10/15/35(b)	5	5,239
HP, Inc.
2.65%, 06/17/31	10	8,867
5.50%, 01/15/33	5	5,024
International Business Machines Corp.
1.95%, 05/15/30	100	89,768
3.50%, 05/15/29	100	96,763
Kyndryl Holdings, Inc., 2.70%, 10/15/28	5	4,712
Leidos, Inc., 2.30%, 02/15/31	5	4,414
7
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Computers (continued)
NetApp, Inc.
2.70%, 06/22/30	$5	$4,576
5.70%, 03/17/35	5	5,006
		457,829
Cosmetics & Personal Care — 0.2%
Colgate-Palmolive Co., 3.25%, 08/15/32	15	13,837
Kenvue, Inc.
4.90%, 03/22/33	15	14,794
5.05%, 03/22/28	5	5,032
Procter & Gamble Co. (The)
1.20%, 10/29/30	5	4,345
3.00%, 03/25/30	15	14,194
3.95%, 01/26/28	10	9,946
4.55%, 10/24/34	5	4,899
5.80%, 08/15/34	10	10,496
Unilever Capital Corp.
3.50%, 03/22/28	100	98,509
5.90%, 11/15/32	6	6,290
		182,342
Distribution & Wholesale — 0.0%
LKQ Corp., 6.25%, 06/15/33	25	25,597
Diversified Financial Services — 0.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.30%, 01/30/32	150	135,327
Ally Financial, Inc., 6.18%, 07/26/35, (1-day SOFR + 2.29%)(a)	5	5,009
American Express Co.
4.80%, 10/24/36, (1-day SOFR + 1.24%)(a)	5	4,726
5.04%, 05/01/34, (1-day SOFR + 1.84%)(a)	10	9,852
5.09%, 01/30/31, (1-day SOFR Index + 1.02%)(a)	55	55,162
5.28%, 07/26/35, (1-day SOFR + 1.42%)(a)	10	9,899
5.53%, 04/25/30, (1-day SOFR Index + 1.09%)(a)	70	71,109
5.67%, 04/25/36, (1-day SOFR + 1.79%)(a)	5	5,055
Ameriprise Financial, Inc.
5.15%, 05/15/33	5	4,981
5.20%, 04/15/35	5	4,900
Apollo Global Management, Inc., 6.00%, 12/15/54, (5-year CMT + 2.17%)(a)	5	4,751
Blue Owl Finance LLC, 6.25%, 04/18/34	5	4,898
Broadridge Financial Solutions, Inc.
2.60%, 05/01/31	5	4,445
2.90%, 12/01/29	10	9,346
Brookfield Finance, Inc.
2.72%, 04/15/31	5	4,506
4.35%, 04/15/30	5	4,882
Capital One Financial Corp.
5.40%, 01/30/37, (1-day SOFR + 1.51%)(a)	20	19,266
5.82%, 02/01/34, (1-day SOFR + 2.60%)(a)	5	5,055
6.18%, 01/30/36, (1-day SOFR + 2.04%)(a)	15	15,015
6.38%, 06/08/34, (1-day SOFR + 2.86%)(a)	10	10,387
7.62%, 10/30/31, (1-day SOFR + 3.07%)(a)	5	5,421
7.96%, 11/02/34, (1-day SOFR Index + 3.37%)(a)	25	28,227
Cboe Global Markets, Inc.
1.63%, 12/15/30	10	8,690
3.00%, 03/16/32	15	13,444
Charles Schwab Corp. (The)
1.65%, 03/11/31	15	12,967
1.95%, 12/01/31	5	4,301
2.30%, 05/13/31	10	8,879
2.90%, 03/03/32	5	4,478
Security	Par (000)	Value
Diversified Financial Services (continued)
5.64%, 05/19/29, (1-day SOFR + 2.21%)(a)	$5	$5,078
CI Financial Corp., 3.20%, 12/17/30	5	4,509
CME Group, Inc., 2.65%, 03/15/32	10	8,904
Franklin Resources, Inc., 1.60%, 10/30/30	20	17,472
Intercontinental Exchange, Inc.
1.85%, 09/15/32	20	16,678
2.10%, 06/15/30	10	9,038
4.35%, 06/15/29	5	4,945
4.60%, 03/15/33	10	9,669
Jefferies Financial Group, Inc.
2.63%, 10/15/31	10	8,665
2.75%, 10/15/32	10	8,465
4.15%, 01/23/30	10	9,604
6.25%, 01/15/36	5	5,021
LPL Holdings, Inc., 5.20%, 03/15/30	5	4,990
Mastercard, Inc.
2.95%, 06/01/29	5	4,791
3.35%, 03/26/30	25	23,823
3.50%, 02/26/28	20	19,729
4.88%, 03/09/28	5	5,029
Nasdaq, Inc.
1.65%, 01/15/31	10	8,703
5.55%, 02/15/34	4	4,042
Nomura Holdings, Inc., 5.78%, 07/03/34	200	202,452
Raymond James Financial, Inc., 4.65%, 04/01/30	10	9,915
Stifel Financial Corp., 4.00%, 05/15/30	10	9,582
Sumisho Air Lease Corp.
2.88%, 01/15/32	25	22,109
3.63%, 12/01/27	8	7,892
Synchrony Financial, 6.00%, 07/29/36, (1-day SOFR + 2.07%)(a)	5	4,924
Visa, Inc.
1.10%, 02/15/31	25	21,468
2.75%, 09/15/27	30	29,532
4.15%, 12/14/35	20	18,648
4.70%, 02/12/36	25	24,132
Voya Financial, Inc., 4.70%, 01/23/48, (3-mo. SOFR US + 2.34%)(a)	5	4,911
		1,009,698
Electric — 1.6%
AEP Texas, Inc.
3.95%, 06/01/28	5	4,929
Series I, 2.10%, 07/01/30	5	4,495
AES Corp. (The), 2.45%, 01/15/31	5	4,415
Ameren Corp.
1.75%, 03/15/28	5	4,780
5.00%, 05/15/36	10	9,543
5.38%, 03/15/35	20	19,762
Ameren Illinois Co., 3.85%, 09/01/32	10	9,351
American Electric Power Co., Inc.
2.30%, 03/01/30	15	13,688
5.63%, 03/01/33	5	5,094
6.95%, 12/15/54, (5-year CMT + 2.68%)(a)	15	15,752
Appalachian Power Co., Series AA, 2.70%, 04/01/31	10	9,031
Arizona Public Service Co.
2.20%, 12/15/31	5	4,309
5.55%, 08/01/33	5	5,040
Avangrid, Inc., 3.80%, 06/01/29	15	14,556
Berkshire Hathaway Energy Co., 3.70%, 07/15/30	20	19,128
Schedule of Investments
8

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Black Hills Corp.
2.50%, 06/15/30	$10	$9,088
5.95%, 03/15/28	15	15,247
CenterPoint Energy Houston Electric LLC
4.95%, 04/01/33	5	4,907
5.05%, 03/01/35	5	4,873
Series AI, 4.45%, 10/01/32	10	9,623
CenterPoint Energy, Inc., 2.95%, 03/01/30	19	17,710
CMS Energy Corp.
4.75%, 06/01/50, (5-year CMT + 4.12%)(a)	5	4,851
6.50%, 06/01/55, (5-year CMT + 1.96%)(a)	10	10,060
Commonwealth Edison Co.
2.20%, 03/01/30	5	4,570
3.70%, 08/15/28	5	4,917
Connecticut Light and Power Co. (The), 4.90%, 07/01/33	10	9,830
Consolidated Edison Co. of New York, Inc.
Series B, 3.13%, 11/15/27	5	4,918
Series D, 4.00%, 12/01/28	5	4,926
Constellation Energy Generation LLC
5.00%, 02/01/31	10	9,905
5.60%, 03/01/28	5	5,063
5.80%, 03/01/33	5	5,120
6.13%, 01/15/34	5	5,201
Consumers Energy Co., 3.60%, 08/15/32	5	4,637
Dominion Energy South Carolina, Inc., Series A, 2.30%, 12/01/31	5	4,369
Dominion Energy, Inc.
5.45%, 03/15/35	10	9,869
6.20%, 02/15/56, (5-year CMT + 2.01%)(a)	5	4,904
6.63%, 05/15/55, (5-year CMT + 2.21%)(a)	15	15,070
Series A, 6.88%, 02/01/55, (5-year CMT + 2.39%)(a)	25	25,538
Series B, 7.00%, 06/01/54, (5-year CMT + 2.51%)(a)	15	15,588
Series C, 3.38%, 04/01/30	5	4,734
DTE Electric Co., 2.25%, 03/01/30	10	9,163
DTE Energy Co.
4.88%, 06/01/28	5	5,009
5.05%, 10/01/35	10	9,607
5.85%, 06/01/34	5	5,114
Series C, 3.40%, 06/15/29	25	24,009
Duke Energy Carolinas LLC
2.85%, 03/15/32	5	4,461
4.95%, 01/15/33	10	9,898
Duke Energy Corp.
2.55%, 06/15/31	5	4,464
4.30%, 03/15/28	5	4,973
4.50%, 08/15/32	20	19,272
4.95%, 09/15/35	10	9,557
6.45%, 09/01/54, (5-year CMT + 2.59%)(a)	25	25,496
Duke Energy Florida LLC
2.40%, 12/15/31	15	13,200
3.80%, 07/15/28	9	8,879
Duke Energy Progress LLC, 3.45%, 03/15/29	20	19,404
Edison International
4.13%, 03/15/28	5	4,909
5.25%, 11/15/28	5	4,975
6.95%, 11/15/29	5	5,168
El Paso Electric Co., 6.00%, 05/15/35	5	5,043
Enel Chile SA, 4.88%, 06/12/28	10	10,006
Entergy Corp.
1.90%, 06/15/28	5	4,756
Security	Par (000)	Value
Electric (continued)
2.40%, 06/15/31	$5	$4,416
2.80%, 06/15/30	15	13,844
7.13%, 12/01/54, (5-year CMT + 2.67%)(a)	10	10,291
Entergy Louisiana LLC
3.25%, 04/01/28	10	9,797
5.15%, 09/15/34	25	24,635
Evergy Kansas Central, Inc., 5.90%, 11/15/33	30	31,032
Evergy Metro, Inc.
4.95%, 04/15/33	10	9,798
Series 2020, 2.25%, 06/01/30	19	17,285
Eversource Energy
3.38%, 03/01/32	5	4,549
4.45%, 12/15/30	10	9,735
5.13%, 05/15/33	5	4,911
Series R, 1.65%, 08/15/30	5	4,391
Exelon Corp.
4.05%, 04/15/30	10	9,683
4.95%, 06/15/35	5	4,747
5.15%, 03/15/28	15	15,094
5.45%, 03/15/34	5	4,992
5.63%, 06/15/35	5	4,999
6.50%, 03/15/55, (5-year CMT + 1.98%)(a)	15	15,112
FirstEnergy Corp., 2.65%, 03/01/30	10	9,217
FirstEnergy Transmission LLC, 5.00%, 01/15/35	25	24,110
Florida Power & Light Co.
2.45%, 02/03/32	10	8,806
4.40%, 05/15/28	5	4,987
5.63%, 04/01/34	10	10,184
Georgia Power Co., 5.25%, 03/15/34	5	4,981
Iberdrola International BV, 6.75%, 07/15/36	15	16,335
Interstate Power and Light Co.
2.30%, 06/01/30	5	4,539
4.10%, 09/26/28	5	4,934
IPALCO Enterprises, Inc., 4.25%, 05/01/30	5	4,839
ITC Holdings Corp., 3.35%, 11/15/27	15	14,768
MidAmerican Energy Co.
5.35%, 01/15/34	5	5,039
6.75%, 12/30/31	5	5,401
National Rural Utilities Cooperative Finance Corp.
3.70%, 03/15/29	20	19,475
4.15%, 12/15/32	10	9,454
5.05%, 09/15/28	5	5,031
5.80%, 01/15/33	15	15,486
Nevada Power Co., Series CC, 3.70%, 05/01/29	5	4,866
NextEra Energy Capital Holdings, Inc.
1.90%, 06/15/28	15	14,290
2.25%, 06/01/30	15	13,599
2.75%, 11/01/29	5	4,697
3.50%, 04/01/29	10	9,684
4.80%, 12/01/77, (3-mo. SOFR US + 2.67%)(a)	5	4,942
4.90%, 02/28/28	5	5,018
5.00%, 02/28/30	10	10,007
5.00%, 07/15/32	15	14,841
5.05%, 02/28/33	5	4,924
5.25%, 03/15/34	5	4,941
5.65%, 05/01/79(a)	25	24,885
6.38%, 08/15/55, (5-year CMT + 2.05%)(a)	50	50,331
6.50%, 08/15/55, (5-year CMT + 1.98%)(a)	20	20,102
6.75%, 06/15/54, (5-year CMT + 2.46%)(a)	5	5,124
NSTAR Electric Co.
1.95%, 08/15/31	20	17,327
9
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
4.85%, 03/01/30	$5	$4,985
Ohio Power Co., 5.00%, 06/01/33	5	4,890
Oklahoma Gas and Electric Co.
3.25%, 04/01/30	5	4,716
3.80%, 08/15/28	5	4,930
Oncor Electric Delivery Co. LLC
4.55%, 09/15/32	5	4,837
5.75%, 03/15/29	5	5,108
Pacific Gas and Electric Co.
2.50%, 02/01/31	15	13,370
3.25%, 06/01/31	5	4,577
3.30%, 12/01/27	20	19,615
3.75%, 07/01/28	5	4,895
4.55%, 07/01/30	14	13,654
5.20%, 05/01/36	20	18,937
5.70%, 03/01/35	10	9,934
5.80%, 05/15/34	5	5,018
6.10%, 01/15/29	5	5,117
PacifiCorp
3.50%, 06/15/29	10	9,616
5.45%, 02/15/34	10	9,905
Pinnacle West Capital Corp., 5.15%, 05/15/30	5	5,020
PPL Capital Funding, Inc.
4.13%, 04/15/30	5	4,850
5.25%, 09/01/34	15	14,750
PPL Electric Utilities Corp., 5.00%, 05/15/33	5	4,945
Progress Energy, Inc., 7.75%, 03/01/31	5	5,512
Public Service Co. of Colorado
4.10%, 06/01/32	10	9,519
5.35%, 05/15/34	10	9,946
Public Service Electric and Gas Co.
3.70%, 05/01/28	5	4,931
5.20%, 08/01/33	10	10,025
Public Service Enterprise Group, Inc.
1.60%, 08/15/30	5	4,381
6.13%, 10/15/33	5	5,185
Puget Energy, Inc.
2.38%, 06/15/28	10	9,575
4.10%, 06/15/30	5	4,795
Sierra Pacific Power Co., 6.20%, 12/15/55, (5-year CMT + 2.55%)(a)	5	4,920
Southern California Edison Co.
2.25%, 06/01/30	5	4,496
2.85%, 08/01/29	5	4,704
5.20%, 06/01/34	5	4,846
5.45%, 06/01/31	20	20,089
5.45%, 03/01/35	10	9,739
6.65%, 04/01/29	25	25,776
Series 04-G, 5.75%, 04/01/35	5	4,963
Southern Co. (The)
4.25%, 07/01/36	5	4,487
4.85%, 06/15/28	5	5,012
4.85%, 03/15/35	5	4,769
5.70%, 03/15/34	20	20,288
Series 2025, 6.38%, 03/15/55, (5-year CMT + 2.07%)(a)	10	10,082
Series A, 3.70%, 04/30/30	15	14,362
Southwestern Electric Power Co., Series M, 4.10%, 09/15/28	5	4,936
System Energy Resources, Inc., 5.30%, 12/15/34	20	19,541
Tampa Electric Co., 2.40%, 03/15/31	5	4,469
Security	Par (000)	Value
Electric (continued)
Tucson Electric Power Co., 3.25%, 05/15/32	$5	$4,526
WEC Energy Group, Inc.
1.38%, 10/15/27	30	28,967
2.20%, 12/15/28	5	4,724
Wisconsin Power and Light Co., 3.00%, 07/01/29	15	14,318
Xcel Energy, Inc.
2.35%, 11/15/31	20	17,449
2.60%, 12/01/29	10	9,312
3.40%, 06/01/30	10	9,463
4.00%, 06/15/28	20	19,743
5.50%, 03/15/34	20	19,938
5.60%, 04/15/35	5	4,987
		1,681,673
Electronics — 0.2%
Allegion U.S. Holding Co., Inc., 5.41%, 07/01/32	5	5,033
Amphenol Corp.
2.20%, 09/15/31	20	17,524
4.63%, 02/15/36	25	23,504
Arrow Electronics, Inc., 3.88%, 01/12/28	5	4,932
Emerson Electric Co.
1.95%, 10/15/30	15	13,378
2.00%, 12/21/28	30	28,314
Flex Ltd., 4.88%, 06/15/29	10	9,917
Honeywell International, Inc.
1.75%, 09/01/31	5	4,293
2.70%, 08/15/29	5	4,729
5.00%, 02/15/33	10	10,033
Hubbell, Inc., 2.30%, 03/15/31	10	8,909
Jabil, Inc., 3.00%, 01/15/31	10	9,084
Keysight Technologies, Inc., 3.00%, 10/30/29	10	9,429
nVent Finance SARL, 5.65%, 05/15/33	15	15,190
TD SYNNEX Corp., 2.38%, 08/09/28	5	4,751
Vontier Corp.
2.40%, 04/01/28	10	9,614
2.95%, 04/01/31	5	4,517
		183,151
Engineering & Construction — 0.0%
Jacobs Engineering Group, Inc., 5.90%, 03/01/33	5	5,084
Environmental Control — 0.1%
Republic Services, Inc.
1.45%, 02/15/31	20	17,223
2.30%, 03/01/30	5	4,584
4.88%, 04/01/29	20	20,063
5.00%, 12/15/33	10	9,920
5.00%, 04/01/34	10	9,866
Waste Connections, Inc.
3.20%, 06/01/32	15	13,589
4.20%, 01/15/33	5	4,739
4.25%, 12/01/28	15	14,849
Waste Management, Inc.
1.50%, 03/15/31	10	8,618
2.00%, 06/01/29	5	4,662
4.15%, 04/15/32	10	9,614
4.63%, 02/15/30	5	4,974
4.65%, 03/15/30	5	4,976
4.88%, 02/15/34	25	24,647
		152,324
Food — 0.3%
Ahold Finance USA LLC, 6.88%, 05/01/29	15	15,737
Schedule of Investments
10

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Food (continued)
Campbell's Co. (The), 2.38%, 04/24/30	$5	$4,517
Campbell's Company (The), 4.75%, 03/23/35	5	4,572
Conagra Brands, Inc.
1.38%, 11/01/27	10	9,614
4.85%, 11/01/28	15	14,936
Flowers Foods, Inc., 2.40%, 03/15/31	5	4,309
General Mills, Inc., 4.95%, 03/29/33	5	4,892
Hormel Foods Corp.
1.70%, 06/03/28	10	9,515
1.80%, 06/11/30	5	4,469
Ingredion, Inc., 2.90%, 06/01/30	10	9,295
J M Smucker Co. (The)
2.13%, 03/15/32	5	4,257
2.38%, 03/15/30	5	4,585
4.25%, 03/15/35	5	4,574
6.20%, 11/15/33	5	5,248
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings
3.00%, 05/15/32	25	22,032
3.75%, 12/01/31	10	9,284
5.50%, 01/15/36	5	4,872
5.75%, 04/01/33	5	5,073
6.75%, 03/15/34	5	5,341
Kellanova
3.40%, 11/15/27	25	24,685
4.30%, 05/15/28	5	4,972
Series B, 7.45%, 04/01/31	30	32,914
Kraft Heinz Foods Co.
3.75%, 04/01/30	5	4,788
4.25%, 03/01/31	5	4,829
4.63%, 01/30/29	5	4,986
Kroger Co. (The)
1.70%, 01/15/31	5	4,352
4.50%, 01/15/29	5	4,971
5.00%, 09/15/34	10	9,664
7.50%, 04/01/31	5	5,498
McCormick & Co., Inc.
4.70%, 10/15/34	5	4,741
4.95%, 04/15/33	5	4,892
Mondelez International, Inc.
1.88%, 10/15/32	10	8,441
2.75%, 04/13/30	5	4,639
3.00%, 03/17/32	5	4,496
Pilgrim's Pride Corp.
3.50%, 03/01/32	5	4,526
4.25%, 04/15/31	5	4,767
6.25%, 07/01/33	5	5,171
Sysco Corp., 6.00%, 01/17/34	5	5,139
Tyson Foods, Inc.
4.35%, 03/01/29	3	2,966
4.88%, 08/15/34	10	9,581
5.70%, 03/15/34	10	10,135
		318,275
Forest Products & Paper — 0.0%
International Paper Co., 5.00%, 09/15/35	5	4,794
Suzano Austria GmbH
2.50%, 09/15/28	20	19,006
3.13%, 01/15/32	5	4,413
4.00%, 01/15/31	15	14,065
		42,278
Security	Par (000)	Value
Gas — 0.2%
Atmos Energy Corp., 1.50%, 01/15/31	$10	$8,658
CenterPoint Energy Resources Corp.
1.75%, 10/01/30	5	4,412
4.00%, 04/01/28	5	4,949
5.25%, 03/01/28	10	10,088
NiSource, Inc.
1.70%, 02/15/31	5	4,327
2.95%, 09/01/29	5	4,728
6.95%, 11/30/54, (5-year CMT + 2.45%)(a)	5	5,130
ONE Gas, Inc., 2.00%, 05/15/30	10	9,014
Southern California Gas Co., Series XX, 2.55%, 02/01/30	50	46,304
Southern Co. Gas Capital Corp., Series 2020-A, 1.75%, 01/15/31	25	21,827
Southwest Gas Corp.
2.20%, 06/15/30	5	4,508
4.05%, 03/15/32	25	23,622
5.45%, 03/23/28	35	35,338
5.80%, 12/01/27	20	20,308
		203,213
Hand & Machine Tools — 0.0%
Stanley Black & Decker, Inc.
2.30%, 03/15/30	11	10,012
4.25%, 11/15/28	5	4,945
6.00%, 03/06/28	5	5,082
		20,039
Health Care - Products — 0.2%
Abbott Laboratories
4.00%, 03/15/31	5	4,820
4.65%, 03/15/36	30	28,438
4.75%, 11/30/36	10	9,543
Agilent Technologies, Inc.
2.10%, 06/04/30	5	4,512
2.30%, 03/12/31	10	8,901
Baxter International, Inc.
1.73%, 04/01/31	5	4,246
2.54%, 02/01/32	4	3,437
3.95%, 04/01/30	5	4,799
Boston Scientific Corp.
2.65%, 06/01/30	15	13,827
4.00%, 03/01/28	5	4,960
DH Europe Finance II SARL, 2.60%, 11/15/29	15	14,011
Medtronic Global Holdings SCA, 4.50%, 03/30/33	5	4,820
Medtronic, Inc., 4.38%, 03/15/35	15	14,109
Revvity, Inc.
1.90%, 09/15/28	10	9,431
2.55%, 03/15/31	5	4,474
3.30%, 09/15/29	5	4,754
Smith & Nephew PLC, 5.40%, 03/20/34	5	4,957
Solventum Corp.
5.40%, 03/01/29	10	10,108
5.60%, 03/23/34	10	10,037
Stryker Corp., 4.25%, 09/11/29	20	19,687
Thermo Fisher Scientific, Inc.
1.75%, 10/15/28	5	4,711
2.00%, 10/15/31	10	8,696
2.60%, 10/01/29	7	6,567
4.80%, 11/21/27	5	5,021
4.98%, 08/10/30	5	5,019
		213,885
11
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services — 0.4%
Adventist Health System/West, 5.76%, 12/01/34	$5	$5,035
Aetna, Inc., 6.63%, 06/15/36	15	15,945
Banner Health, 1.90%, 01/01/31	5	4,408
Cigna Group (The)
4.38%, 10/15/28	35	34,725
5.25%, 02/15/34	20	19,843
5.25%, 01/15/36	5	4,885
Elevance Health, Inc.
2.25%, 05/15/30	5	4,546
2.88%, 09/15/29	15	14,160
3.65%, 12/01/27	10	9,891
4.10%, 03/01/28	10	9,917
4.75%, 02/15/33	15	14,537
5.38%, 06/15/34	15	14,936
HCA, Inc.
3.63%, 03/15/32	20	18,399
4.90%, 11/15/35	10	9,458
5.20%, 06/01/28	10	10,068
5.30%, 05/15/36	10	9,677
5.60%, 04/01/34	10	10,044
5.75%, 03/01/35	10	10,080
5.88%, 02/01/29	10	10,188
Humana, Inc.
3.13%, 08/15/29	15	14,249
5.38%, 04/15/31	10	10,017
5.55%, 05/01/35	10	9,814
5.75%, 03/01/28	10	10,128
5.75%, 12/01/28	5	5,084
5.88%, 03/01/33	5	5,080
5.95%, 03/15/34	5	5,079
IQVIA, Inc., 6.25%, 02/01/29	5	5,136
Laboratory Corp. of America Holdings
2.70%, 06/01/31	5	4,494
2.95%, 12/01/29	10	9,403
Piedmont Healthcare, Inc., 2.04%, 01/01/32	10	8,573
Providence St. Joseph Health Obligated Group, Series 19A, 2.53%, 10/01/29	10	9,322
Quest Diagnostics, Inc.
2.80%, 06/30/31	10	9,040
2.95%, 06/30/30	5	4,650
UnitedHealth Group, Inc.
2.00%, 05/15/30	5	4,512
2.30%, 05/15/31	5	4,435
2.95%, 10/15/27	25	24,598
3.88%, 12/15/28	15	14,746
4.20%, 05/15/32	5	4,787
4.25%, 01/15/29	5	4,948
4.50%, 04/15/33	15	14,402
4.63%, 07/15/35	5	4,732
4.65%, 01/15/31	5	4,940
5.15%, 07/15/34	25	24,691
5.30%, 06/15/35	5	4,974
5.35%, 02/15/33	10	10,086
Universal Health Services, Inc., 2.65%, 10/15/30	5	4,492
		467,154
Holding Companies - Diversified — 0.2%
Apollo Debt Solutions BDC
6.55%, 03/15/32	15	15,071
6.70%, 07/29/31	5	5,063
Ares Capital Corp.
2.88%, 06/15/28	5	4,802
Security	Par (000)	Value
Holding Companies - Diversified (continued)
3.20%, 11/15/31	$15	$13,085
5.50%, 09/01/30	5	4,919
5.80%, 03/08/32	10	9,854
Ares Strategic Income Fund
5.70%, 03/15/28	5	5,016
6.20%, 03/21/32	15	14,842
Blackstone Private Credit Fund
6.00%, 01/29/32	10	9,808
6.00%, 11/22/34	20	19,040
Blackstone Secured Lending Fund, 5.13%, 01/31/31	10	9,523
Blue Owl Capital Corp., 2.88%, 06/11/28	5	4,755
Blue Owl Credit Income Corp.
6.65%, 03/15/31	5	5,010
7.95%, 06/13/28	5	5,156
Goldman Sachs Private Credit Corp., 6.15%, 06/16/31(d)	10	9,903
HA Sustainable Infrastructure Capital, Inc., 6.38%, 07/01/34	15	15,106
Sixth Street Lending Partners, 5.75%, 01/15/30	15	14,820
Sixth Street Specialty Lending, Inc.
6.13%, 03/01/29	5	5,045
6.95%, 08/14/28	10	10,245
		181,063
Home Builders — 0.0%
DR Horton, Inc., 1.40%, 10/15/27	10	9,660
Lennar Corp., 4.75%, 11/29/27	15	15,006
Sekisui House U.S., Inc., 2.50%, 01/15/31	5	4,378
Toll Brothers Finance Corp.
3.80%, 11/01/29	5	4,813
4.35%, 02/15/28	10	9,948
		43,805
Home Furnishings — 0.0%
Leggett & Platt, Inc.
3.50%, 11/15/27	5	4,896
4.40%, 03/15/29	20	19,323
		24,219
Household Products & Wares — 0.1%
Avery Dennison Corp.
2.65%, 04/30/30	5	4,610
4.88%, 12/06/28	5	5,011
Clorox Co. (The)
1.80%, 05/15/30	10	8,921
3.10%, 10/01/27	20	19,709
3.90%, 05/15/28	5	4,931
4.60%, 05/01/32	5	4,840
Kimberly-Clark Corp.
1.05%, 09/15/27	25	24,191
3.10%, 03/26/30	10	9,433
3.20%, 04/25/29	10	9,620
4.50%, 02/16/33	5	4,899
		96,165
Insurance — 0.8%
ACE Capital Trust II, Series N, 9.70%, 04/01/30	5	5,752
Aflac, Inc., 3.60%, 04/01/30	15	14,332
Alleghany Corp., 3.63%, 05/15/30	15	14,337
Allstate Corp. (The), 5.95%, 04/01/36	15	15,519
American International Group, Inc.
3.40%, 06/30/30	5	4,702
3.88%, 01/15/35	10	8,980
Schedule of Investments
12

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
Aon Corp.
2.80%, 05/15/30	$5	$4,615
3.75%, 05/02/29	4	3,887
Aon Corp./Aon Global Holdings PLC, 5.35%, 02/28/33	5	4,994
Aon North America, Inc.
5.15%, 03/01/29	5	5,034
5.45%, 03/01/34	25	24,866
Arch Capital Group Ltd., 7.35%, 05/01/34	5	5,567
Arthur J Gallagher & Co.
5.15%, 02/15/35	10	9,704
5.45%, 07/15/34	5	4,964
6.50%, 02/15/34	15	15,846
Assurant, Inc.
3.70%, 02/22/30	10	9,512
4.90%, 03/27/28	5	5,005
Assured Guaranty U.S. Holdings, Inc.
3.15%, 06/15/31	15	13,762
6.13%, 09/15/28	5	5,117
Athene Holding Ltd.
4.13%, 01/12/28	4	3,953
6.88%, 06/28/55, (5-year CMT + 2.58%)(a)	15	14,039
Axis Specialty Finance LLC, 3.90%, 07/15/29	5	4,840
Axis Specialty Finance PLC, 4.00%, 12/06/27	10	9,900
Berkshire Hathaway Finance Corp.
1.45%, 10/15/30	5	4,399
2.88%, 03/15/32	15	13,676
Brighthouse Financial, Inc., 5.63%, 05/15/30(b)	5	4,995
Brown & Brown, Inc.
2.38%, 03/15/31	10	8,818
4.50%, 03/15/29	10	9,876
4.90%, 06/23/30	5	4,944
Chubb INA Holdings LLC, 6.70%, 05/15/36	5	5,451
CNA Financial Corp., 3.90%, 05/01/29	15	14,602
CNO Financial Group, Inc., 5.25%, 05/30/29	10	9,990
Corebridge Financial, Inc.
3.90%, 04/05/32	15	13,878
6.88%, 12/15/52, (5-year CMT + 3.85%)(a)	15	15,207
Enstar Group Ltd.
3.10%, 09/01/31	5	4,406
4.95%, 06/01/29	10	9,922
Equitable Holdings, Inc.
4.35%, 04/20/28	22	21,830
5.59%, 01/11/33	5	5,039
Fairfax Financial Holdings Ltd.
4.63%, 04/29/30	10	9,836
4.85%, 04/17/28	20	19,975
6.00%, 12/07/33	20	20,470
Fidelity National Financial, Inc., 4.50%, 08/15/28	15	14,914
First American Financial Corp., 2.40%, 08/15/31	5	4,327
Globe Life, Inc.
2.15%, 08/15/30	5	4,478
4.80%, 06/15/32	15	14,577
Hartford Insurance Group, Inc. (The), 5.95%, 10/15/36	5	5,135
Jackson Financial, Inc.
3.13%, 11/23/31	5	4,430
5.67%, 06/08/32	15	14,937
Kemper Corp.
2.40%, 09/30/30	10	8,744
3.80%, 02/23/32	10	8,910
Lincoln National Corp.
3.05%, 01/15/30	5	4,681
Security	Par (000)	Value
Insurance (continued)
3.40%, 01/15/31	$5	$4,645
5.85%, 03/15/34	5	5,029
Markel Group, Inc.
3.35%, 09/17/29	15	14,300
3.50%, 11/01/27	10	9,859
Marsh & McLennan Companies, Inc.
2.25%, 11/15/30	10	8,966
4.38%, 03/15/29	10	9,895
4.55%, 11/08/27	15	15,001
5.40%, 09/15/33	10	10,091
5.75%, 11/01/32	5	5,145
5.88%, 08/01/33	10	10,342
MetLife, Inc.
5.38%, 07/15/33	15	15,183
5.70%, 06/15/35	20	20,338
6.38%, 06/15/34	5	5,302
Old Republic International Corp., 5.75%, 03/28/34	5	5,014
PartnerRe Finance B LLC, 3.70%, 07/02/29	15	14,493
Primerica, Inc., 2.80%, 11/19/31	5	4,446
Principal Financial Group, Inc.
2.13%, 06/15/30	5	4,497
3.70%, 05/15/29	10	9,688
5.38%, 03/15/33	5	5,014
Progressive Corp. (The)
3.00%, 03/15/32	10	9,012
4.00%, 03/01/29	20	19,675
Prudential Financial, Inc.
3.88%, 03/27/28	10	9,895
4.50%, 09/15/47, (3-mo. SOFR US + 2.64%)(a)	10	9,889
5.70%, 12/14/36	5	5,062
6.00%, 09/01/52, (5-year CMT + 3.23%)(a)	10	10,048
6.50%, 03/15/54, (5-year CMT + 2.40%)(a)	20	20,404
6.75%, 03/01/53, (5-year CMT + 2.85%)(a)	5	5,199
Prudential Funding Asia PLC, 3.13%, 04/14/30	15	14,134
Reinsurance Group of America, Inc., 5.75%, 09/15/34	20	20,061
RenaissanceRe Holdings Ltd., 3.60%, 04/15/29	5	4,839
Stewart Information Services Corp., 3.60%, 11/15/31	5	4,384
Travelers Property Casualty Corp., 6.38%, 03/15/33	10	10,719
Willis North America, Inc.
2.95%, 09/15/29	20	18,830
5.05%, 09/15/48	10	8,542
5.35%, 05/15/33	15	14,926
		854,541
Internet — 0.6%
Alibaba Group Holding Ltd.
2.70%, 02/09/41	5	3,500
3.40%, 12/06/27	100	98,570
Alphabet, Inc.
3.70%, 02/15/29	5	4,894
4.00%, 05/15/30	35	34,064
4.50%, 05/15/35	25	23,719
4.70%, 11/15/35	20	18,951
4.80%, 02/15/36	85	80,981
Amazon.com, Inc.
1.50%, 06/03/30	35	30,975
3.85%, 03/13/28	5	4,953
4.00%, 03/13/29	10	9,829
4.65%, 11/20/35	25	23,565
4.70%, 12/01/32	25	24,570
4.80%, 12/05/34	20	19,480
4.88%, 03/13/36	25	23,773
13
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Internet (continued)
AppLovin Corp., 5.13%, 12/01/29	$5	$5,008
eBay, Inc.
5.95%, 11/22/27	10	10,143
6.30%, 11/22/32	5	5,270
Expedia Group, Inc.
2.95%, 03/15/31	5	4,548
3.25%, 02/15/30	5	4,719
Meta Platforms, Inc.
4.20%, 11/15/30	55	53,326
4.60%, 05/15/28	10	10,019
4.60%, 11/15/32	45	43,203
4.75%, 08/15/34	30	28,544
4.88%, 11/15/35(b)	30	28,090
5.25%, 05/15/36(b)	30	28,829
Netflix, Inc., 4.88%, 04/15/28	10	10,056
Uber Technologies, Inc., 4.80%, 09/15/34	5	4,783
		638,362
Iron & Steel — 0.1%
ArcelorMittal SA
6.55%, 11/29/27	10	10,206
6.80%, 11/29/32	30	32,452
Nucor Corp., 3.13%, 04/01/32	20	18,185
Steel Dynamics, Inc., 3.25%, 01/15/31	5	4,648
Vale Overseas Ltd.
3.75%, 07/08/30	17	16,162
6.13%, 06/12/33	15	15,484
		97,137
Leisure Time — 0.0%
Brunswick Corp./DE
2.40%, 08/18/31	5	4,336
4.40%, 09/15/32	5	4,681
Polaris, Inc., 6.95%, 03/15/29	5	5,198
Royal Caribbean Cruises Ltd., 5.38%, 01/15/36	10	9,669
		23,884
Lodging — 0.1%
Choice Hotels International, Inc., 3.70%, 01/15/31	5	4,670
Hyatt Hotels Corp., 5.75%, 04/23/30	5	5,089
Las Vegas Sands Corp.
6.00%, 08/15/29	5	5,097
6.20%, 08/15/34	10	10,108
Marriott International, Inc.
5.30%, 05/15/34	10	9,889
5.35%, 03/15/35	5	4,928
Series FF, 4.63%, 06/15/30	10	9,864
Series GG, 3.50%, 10/15/32	5	4,535
Series HH, 2.85%, 04/15/31	5	4,539
Series X, 4.00%, 04/15/28	15	14,843
		73,562
Machinery — 0.2%
AGCO Corp., 5.80%, 03/21/34	20	20,057
Caterpillar, Inc.
5.20%, 05/15/35	25	24,947
6.05%, 08/15/36	8	8,505
CNH Industrial NV, 3.85%, 11/15/27	25	24,753
Deere & Co., 5.38%, 10/16/29	5	5,107
Dover Corp., 2.95%, 11/04/29	5	4,719
Flowserve Corp., 2.80%, 01/15/32	10	8,782
Ingersoll Rand, Inc.
5.40%, 08/14/28	5	5,060
5.70%, 08/14/33	15	15,300
Security	Par (000)	Value
Machinery (continued)
John Deere Capital Corp.
3.05%, 01/06/28	$15	$14,730
3.90%, 06/07/32	5	4,747
4.70%, 06/10/30	20	19,934
Series I, 4.13%, 01/18/29	5	4,947
Otis Worldwide Corp., 5.25%, 08/16/28	5	5,047
Regal Rexnord Corp.
6.05%, 04/15/28	10	10,172
6.30%, 02/15/30	10	10,303
6.40%, 04/15/33	10	10,379
Rockwell Automation, Inc., 1.75%, 08/15/31	10	8,581
Westinghouse Air Brake Technologies Corp.
4.70%, 09/15/28	20	19,959
5.61%, 03/11/34	5	5,045
Xylem, Inc./New York
1.95%, 01/30/28	5	4,816
2.25%, 01/30/31	10	8,926
		244,816
Manufacturing — 0.1%
3M Co.
2.38%, 08/26/29	20	18,685
3.05%, 04/15/30	5	4,695
3.38%, 03/01/29	15	14,523
Eaton Corp.
4.15%, 03/15/33	30	28,517
4.35%, 05/18/28	5	4,982
Parker-Hannifin Corp.
4.20%, 11/21/34	10	9,304
4.50%, 09/15/29	5	4,959
Pentair Finance SARL
4.50%, 07/01/29	5	4,917
5.90%, 07/15/32	5	5,077
Teledyne Technologies, Inc.
2.25%, 04/01/28	10	9,622
2.75%, 04/01/31	5	4,515
Textron, Inc., 2.45%, 03/15/31	12	10,747
		120,543
Media — 0.4%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.75%, 02/15/28	10	9,802
5.05%, 03/30/29	10	9,916
5.85%, 12/01/35	5	4,698
6.55%, 06/01/34	30	29,952
6.65%, 02/01/34	10	10,065
Comcast Corp.
1.50%, 02/15/31	20	17,120
1.95%, 01/15/31	15	13,129
2.65%, 02/01/30	20	18,500
3.40%, 04/01/30	15	14,174
4.20%, 08/15/34	5	4,544
4.25%, 10/15/30	10	9,674
4.25%, 01/15/33	25	23,452
4.40%, 08/15/35	15	13,540
4.80%, 05/15/33	15	14,480
4.95%, 05/15/32	15	14,801
5.17%, 01/15/37(d)	64	59,477
5.30%, 05/15/35	5	4,909
5.50%, 11/15/32	5	5,071
5.65%, 06/15/35	5	4,975
Schedule of Investments
14

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Media (continued)
6.50%, 11/15/35	$5	$5,262
Space Exploration Technologies Corp.
5.35%, 07/15/31(d)	25	24,438
5.65%, 07/15/33(d)	65	62,567
Time Warner Cable Enterprises LLC, 8.38%, 07/15/33	5	5,451
Walt Disney Co. (The)
2.20%, 01/13/28	10	9,720
2.65%, 01/13/31	20	18,312
6.20%, 12/15/34	5	5,328
6.40%, 12/15/35	5	5,405
		418,762
Metal Fabricate & Hardware — 0.0%
Timken Co. (The), 4.13%, 04/01/32	30	28,206
Mining — 0.2%
BHP Billiton Finance USA Ltd.
4.75%, 02/28/28	15	15,038
4.90%, 02/28/33	5	4,925
5.25%, 09/08/30	25	25,292
5.25%, 09/08/33	25	25,061
Freeport-McMoRan, Inc.
4.13%, 03/01/28	10	9,899
4.38%, 08/01/28	10	9,919
5.25%, 09/01/29	5	5,014
5.40%, 11/14/34	10	9,967
Newmont Corp., 2.60%, 07/15/32	5	4,416
Newmont Corp./Newcrest Finance Pty. Ltd., 3.25%, 05/13/30	10	9,459
Rio Tinto Alcan, Inc.
6.13%, 12/15/33	5	5,241
7.25%, 03/15/31	15	16,314
Rio Tinto Finance USA PLC
5.00%, 03/09/33	15	14,897
5.25%, 03/14/35	5	4,969
Yamana Gold, Inc., 2.63%, 08/15/31	10	8,743
		169,154
Office & Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.
3.25%, 02/15/29	10	9,524
3.28%, 12/01/28	5	4,794
5.55%, 08/22/34	10	9,694
		24,012
Oil & Gas — 0.7%
BP Capital Markets America, Inc.
1.75%, 08/10/30	5	4,449
2.72%, 01/12/32	15	13,380
3.63%, 04/06/30	25	24,029
3.94%, 09/21/28	5	4,930
4.23%, 11/06/28	45	44,614
4.99%, 04/10/34	5	4,913
BP Capital Markets PLC, 3.28%, 09/19/27	40	39,555
Canadian Natural Resources Ltd., 2.95%, 07/15/30	9	8,380
Cenovus Energy, Inc.
2.65%, 01/15/32	10	8,827
4.65%, 03/20/31	5	4,899
Chevron Corp., 2.24%, 05/11/30	10	9,153
Chevron USA, Inc.
3.25%, 10/15/29	9	8,638
3.85%, 01/15/28	15	14,895
4.98%, 04/15/35	5	4,950
Security	Par (000)	Value
Oil & Gas (continued)
CNOOC Petroleum North America ULC, 5.88%, 03/10/35	$15	$15,980
ConocoPhillips, 5.90%, 10/15/32	20	20,925
ConocoPhillips Co.
5.00%, 01/15/35	5	4,906
6.95%, 04/15/29	5	5,269
Devon Energy Corp.
4.38%, 03/15/29(d)	15	14,823
4.50%, 01/15/30	15	14,761
5.20%, 09/15/34	5	4,929
5.88%, 06/15/28	5	5,002
Diamondback Energy, Inc.
3.13%, 03/24/31	10	9,224
3.50%, 12/01/29	10	9,586
5.40%, 04/18/34	10	9,985
6.25%, 03/15/33	5	5,248
EOG Resources, Inc.
3.90%, 04/01/35	5	4,491
4.38%, 04/15/30	10	9,839
4.40%, 01/15/31	5	4,888
EQT Corp.
3.90%, 10/01/27	20	19,825
5.75%, 02/01/34	5	5,042
7.00%, 02/01/30	5	5,281
Equinor ASA
2.38%, 05/22/30	10	9,182
3.13%, 04/06/30	10	9,459
Exxon Mobil Corp.
2.44%, 08/16/29	20	18,872
2.61%, 10/15/30	30	27,666
3.48%, 03/19/30	10	9,622
Helmerich & Payne, Inc.
2.90%, 09/29/31	10	8,902
4.85%, 12/01/29	5	4,970
Hess Corp., 7.30%, 08/15/31	40	43,941
HF Sinclair Corp., 4.50%, 10/01/30	5	4,866
Occidental Petroleum Corp.
5.55%, 10/01/34	5	5,048
6.63%, 09/01/30	5	5,242
Ovintiv, Inc.
6.25%, 07/15/33	5	5,222
6.50%, 08/15/34	5	5,273
Phillips 66
2.15%, 12/15/30	11	9,892
3.90%, 03/15/28	15	14,872
4.65%, 11/15/34	5	4,770
4.95%, 12/01/27	20	20,088
5.25%, 06/15/31	15	15,237
5.30%, 06/30/33	15	15,016
Series B, 6.20%, 03/15/56, (5-year CMT + 2.17%)(a)	5	4,944
Pioneer Natural Resources Co., 1.90%, 08/15/30	25	22,324
Shell Finance U.S., Inc.
2.38%, 11/07/29	10	9,328
2.75%, 04/06/30	20	18,656
3.88%, 11/13/28	8	7,883
4.13%, 11/06/30	5	4,874
4.75%, 01/06/36	5	4,800
Shell International Finance BV, 2.75%, 04/06/30	5	4,686
TotalEnergies Capital International SA
2.83%, 01/10/30	10	9,405
3.46%, 02/19/29	20	19,467
15
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
TotalEnergies Capital SA, 3.88%, 10/11/28	$15	$14,821
TotalEnergies Capital USA LLC, 4.25%, 01/13/31	5	4,866
Valero Energy Corp.
2.15%, 09/15/27	15	14,648
2.80%, 12/01/31	15	13,405
Woodside Finance Ltd., 6.00%, 05/19/35	5	5,101
		762,964
Oil & Gas Services — 0.0%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 3.34%, 12/15/27	5	4,928
Halliburton Co.
2.92%, 03/01/30	10	9,341
4.85%, 11/15/35	5	4,744
NOV, Inc., 3.60%, 12/01/29	10	9,594
		28,607
Packaging & Containers — 0.1%
Amcor Finance USA, Inc., 5.63%, 05/26/33	5	5,055
Amcor Flexibles North America, Inc., 2.69%, 05/25/31	15	13,462
AptarGroup, Inc., 3.60%, 03/15/32	15	13,863
Packaging Corp. of America
3.00%, 12/15/29	20	18,860
3.40%, 12/15/27	10	9,850
Sonoco Products Co.
2.85%, 02/01/32	15	13,321
3.13%, 05/01/30	5	4,656
WestRock MWV LLC, 8.20%, 01/15/30	25	27,413
WRKCo, Inc.
3.00%, 06/15/33	10	8,697
4.00%, 03/15/28	5	4,944
		120,121
Pharmaceuticals — 0.7%
AbbVie, Inc.
3.20%, 11/21/29	30	28,561
4.13%, 03/15/31	10	9,668
4.25%, 11/14/28	20	19,839
4.30%, 05/14/36	5	4,591
4.40%, 03/15/33	10	9,590
4.55%, 03/15/35	15	14,181
5.05%, 03/15/34	10	9,891
5.20%, 03/15/35	10	9,918
Astrazeneca Finance LLC
2.25%, 05/28/31	5	4,435
4.88%, 03/03/33	5	4,949
4.90%, 03/03/30	5	5,013
AstraZeneca PLC
1.38%, 08/06/30	15	13,158
4.00%, 01/17/29	20	19,750
Becton Dickinson & Co.
1.96%, 02/11/31	5	4,382
4.69%, 02/13/28	5	4,998
Bristol-Myers Squibb Co.
1.13%, 11/13/27	15	14,446
1.45%, 11/13/30	5	4,363
2.95%, 03/15/32	5	4,509
5.90%, 11/15/33	8	8,336
Cencora, Inc.
2.70%, 03/15/31	10	9,045
3.95%, 02/13/29	5	4,901
CVS Health Corp.
3.25%, 08/15/29	5	4,777
Security	Par (000)	Value
Pharmaceuticals (continued)
3.75%, 04/01/30	$5	$4,793
4.30%, 03/25/28	5	4,967
5.13%, 02/21/30	5	5,019
5.25%, 02/21/33	20	19,933
5.45%, 09/15/35	10	9,871
5.70%, 06/01/34	10	10,113
Eli Lilly & Co.
4.70%, 02/27/33	5	4,931
4.70%, 02/09/34	30	29,276
4.85%, 05/20/36	10	9,655
4.90%, 10/15/35	10	9,758
GlaxoSmithKline Capital PLC, 3.38%, 06/01/29	20	19,366
GlaxoSmithKline Capital, Inc., 3.88%, 05/15/28	10	9,901
Johnson & Johnson
0.95%, 09/01/27	40	38,743
1.30%, 09/01/30	40	35,197
2.90%, 01/15/28	20	19,624
3.55%, 03/01/36	5	4,426
4.38%, 12/05/33	10	9,746
4.95%, 06/01/34	5	5,042
6.95%, 09/01/29	5	5,355
McKesson Corp., 5.10%, 07/15/33	10	9,981
Merck & Co., Inc.
2.15%, 12/10/31	25	21,802
3.40%, 03/07/29	5	4,859
4.50%, 05/17/33	5	4,861
4.75%, 12/04/35	15	14,347
4.95%, 09/15/35	20	19,492
6.50%, 12/01/33	5	5,410
Merck Sharp & Dohme Corp., 5.95%, 12/01/28	25	25,723
Novartis Capital Corp.
2.20%, 08/14/30	5	4,535
4.00%, 09/18/31	5	4,823
4.60%, 11/05/35	25	23,869
4.90%, 03/18/36	20	19,381
Pfizer Investment Enterprises Pte. Ltd.
4.45%, 05/19/28	5	4,987
4.75%, 05/19/33	20	19,504
Pfizer, Inc.
3.45%, 03/15/29	5	4,864
4.20%, 11/15/30	10	9,761
Sanofi SA, 3.63%, 06/19/28	10	9,856
Viatris, Inc., 2.70%, 06/22/30	10	9,085
Zoetis, Inc.
2.00%, 05/15/30	10	8,999
3.00%, 09/12/27	30	29,593
5.60%, 11/16/32	10	10,201
		734,950
Pipelines — 0.7%
Boardwalk Pipelines LP, 3.60%, 09/01/32	5	4,577
Cheniere Corpus Christi Holdings LLC, 3.70%, 11/15/29	15	14,459
Cheniere Energy Partners LP
3.25%, 01/31/32	15	13,583
4.00%, 03/01/31	10	9,534
4.50%, 10/01/29	25	24,700
5.95%, 06/30/33	10	10,293
Cheniere Energy, Inc.
4.63%, 10/15/28	30	29,838
5.20%, 07/30/36(d)	5	4,823
Schedule of Investments
16

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
DCP Midstream Operating LP
3.25%, 02/15/32	$10	$9,158
8.13%, 08/16/30	5	5,560
Enbridge, Inc.
2.50%, 08/01/33	5	4,197
3.13%, 11/15/29	15	14,217
5.55%, 06/20/35	5	4,982
5.63%, 04/05/34	20	20,207
6.20%, 11/15/30	15	15,602
Energy Transfer LP
4.95%, 05/15/28	10	10,026
5.25%, 04/15/29	15	15,130
5.55%, 05/15/34	15	14,995
5.60%, 09/01/34	5	5,004
6.40%, 12/01/30	20	20,952
6.55%, 12/01/33	15	15,930
6.63%, 10/15/36	10	10,598
Enterprise Products Operating LLC
2.80%, 01/31/30	20	18,724
3.13%, 07/31/29	15	14,354
4.15%, 10/16/28	5	4,951
5.35%, 01/31/33	5	5,053
Kinder Morgan, Inc.
4.30%, 03/01/28	20	19,923
4.80%, 02/01/33	15	14,611
5.20%, 06/01/33	15	14,942
5.30%, 12/01/34	15	14,786
5.85%, 06/01/35	5	5,108
MPLX LP
4.00%, 03/15/28	20	19,772
4.80%, 02/15/31	5	4,924
5.30%, 04/01/36	25	24,181
5.40%, 04/01/35	5	4,906
ONEOK, Inc.
3.10%, 03/15/30	5	4,685
3.25%, 06/01/30	5	4,686
4.55%, 07/15/28	10	9,960
4.95%, 10/15/32	5	4,894
5.05%, 11/01/34	25	24,120
5.80%, 11/01/30	5	5,122
6.05%, 09/01/33	5	5,157
6.10%, 11/15/32	5	5,182
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29	10	9,587
3.80%, 09/15/30	10	9,534
Sabine Pass Liquefaction LLC
4.20%, 03/15/28	30	29,800
4.50%, 05/15/30	5	4,916
Targa Resources Corp.
4.20%, 02/01/33	5	4,675
6.13%, 03/15/33	5	5,182
6.15%, 03/01/29	20	20,567
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.00%, 01/15/32	5	4,699
4.88%, 02/01/31	10	9,866
5.00%, 01/15/28	10	9,995
TransCanada PipeLines Ltd.
4.10%, 04/15/30	5	4,844
4.25%, 05/15/28	5	4,963
4.63%, 03/01/34	15	14,246
Security	Par (000)	Value
Pipelines (continued)
7.00%, 06/01/65, (5-year CMT + 2.61%)(a)	$25	$25,548
Transcontinental Gas Pipe Line Co. LLC
3.25%, 05/15/30	5	4,717
4.00%, 03/15/28	25	24,772
Western Midstream Operating LP
4.05%, 02/01/30	10	9,646
4.50%, 03/01/28	5	4,976
5.50%, 12/15/35	10	9,723
Williams Companies, Inc. (The)
2.60%, 03/15/31	5	4,483
3.50%, 11/15/30	5	4,692
4.90%, 03/15/29	5	5,007
5.15%, 03/15/34	20	19,575
5.65%, 03/15/33	5	5,064
		759,483
Real Estate — 0.0%
CBRE Services, Inc., 2.50%, 04/01/31	5	4,456
Real Estate Investment Trusts — 0.8%
Agree LP, 2.00%, 06/15/28	5	4,765
Alexandria Real Estate Equities, Inc.
1.88%, 02/01/33	10	8,016
2.00%, 05/18/32	15	12,467
4.90%, 12/15/30	5	4,937
American Assets Trust LP, 3.38%, 02/01/31	5	4,531
American Homes 4 Rent LP
2.38%, 07/15/31	5	4,378
4.25%, 02/15/28	5	4,957
American Tower Corp.
2.90%, 01/15/30	5	4,669
3.80%, 08/15/29	5	4,852
3.95%, 03/15/29	5	4,888
5.45%, 02/15/34	10	9,969
5.55%, 07/15/33	5	5,027
5.90%, 11/15/33	5	5,124
Boston Properties LP
2.45%, 10/01/33	1	813
3.25%, 01/30/31	15	13,822
3.40%, 06/21/29	10	9,588
4.50%, 12/01/28	10	9,920
Brixmor Operating Partnership LP
2.50%, 08/16/31	5	4,406
4.05%, 07/01/30	5	4,808
Broadstone Net Lease LLC, 2.60%, 09/15/31	5	4,387
Camden Property Trust
2.80%, 05/15/30	10	9,270
4.10%, 10/15/28	5	4,944
COPT Defense Properties LP
2.00%, 01/15/29	5	4,676
2.75%, 04/15/31	5	4,487
Cousins Properties LP, 5.38%, 02/15/32	5	4,996
Crown Castle, Inc.
2.10%, 04/01/31	10	8,704
2.50%, 07/15/31	5	4,396
3.30%, 07/01/30	5	4,663
4.30%, 02/15/29	5	4,919
5.10%, 05/01/33	5	4,861
5.80%, 03/01/34	10	10,067
CubeSmart LP, 4.38%, 02/15/29	10	9,877
Digital Realty Trust LP, 4.45%, 07/15/28	5	4,965
17
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Equinix, Inc.
2.15%, 07/15/30	$10	$8,938
3.20%, 11/18/29	5	4,730
3.90%, 04/15/32	10	9,265
5.80%, 08/15/36	10	9,871
ERP Operating LP
2.05%, 01/15/32	5	4,313
3.20%, 01/15/28	5	4,907
Essential Properties LP, 2.95%, 07/15/31	5	4,486
Essex Portfolio LP, 3.00%, 01/15/30	15	14,062
Extra Space Storage LP
2.55%, 06/01/31	5	4,443
3.88%, 12/15/27	30	29,716
4.00%, 06/15/29	10	9,744
5.50%, 07/01/30	5	5,056
GLP Capital LP/GLP Financing II, Inc.
4.00%, 01/15/30	5	4,772
4.00%, 01/15/31	5	4,679
5.75%, 06/01/28	5	5,044
6.75%, 12/01/33	5	5,183
Healthcare Realty Holdings LP, 3.10%, 02/15/30	14	13,101
Healthpeak OP LLC, 3.00%, 01/15/30	15	14,046
Highwoods Realty LP
3.05%, 02/15/30	5	4,648
4.13%, 03/15/28	5	4,929
Host Hotels & Resorts LP
Series H, 3.38%, 12/15/29	15	14,220
Series J, 2.90%, 12/15/31	5	4,416
Invitation Homes Operating Partnership LP
2.30%, 11/15/28	10	9,464
4.15%, 04/15/32	5	4,695
Kilroy Realty LP
3.05%, 02/15/30	5	4,594
4.25%, 08/15/29	5	4,847
6.25%, 01/15/36	5	4,952
Kimco Realty OP LLC, 4.60%, 02/01/33	5	4,824
LXP Industrial Trust
2.38%, 10/01/31	5	4,368
2.70%, 09/15/30	10	9,049
Mid-America Apartments LP
1.70%, 02/15/31	5	4,337
3.95%, 03/15/29	15	14,689
National Health Investors, Inc., 3.00%, 02/01/31	5	4,489
NNN REIT, Inc., 4.30%, 10/15/28	15	14,855
Omega Healthcare Investors, Inc., 3.38%, 02/01/31	5	4,595
Piedmont Operating Partnership LP, 3.15%, 08/15/30	5	4,570
Prologis LP
1.25%, 10/15/30	25	21,584
4.38%, 02/01/29	5	4,959
4.63%, 01/15/33	5	4,862
Public Storage Operating Co.
2.25%, 11/09/31	10	8,749
3.09%, 09/15/27	50	49,352
5.13%, 01/15/29	15	15,166
Rayonier LP, 2.75%, 05/17/31	5	4,444
Realty Income Corp.
2.70%, 02/15/32	5	4,408
3.25%, 01/15/31	5	4,653
3.65%, 01/15/28	15	14,809
4.00%, 07/15/29	15	14,676
Regency Centers LP, 2.95%, 09/15/29	5	4,728
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Rexford Industrial Realty LP, 2.13%, 12/01/30	$10	$8,795
Sabra Health Care LP
3.20%, 12/01/31	5	4,482
3.90%, 10/15/29	5	4,831
Safehold GL Holdings LLC, 2.80%, 06/15/31	5	4,465
Simon Property Group LP
2.20%, 02/01/31	5	4,453
2.25%, 01/15/32	10	8,656
2.45%, 09/13/29	20	18,688
Store Capital LLC, 4.50%, 03/15/28	10	9,929
Sun Communities Operating LP
2.70%, 07/15/31	5	4,442
4.20%, 04/15/32	5	4,706
Tanger Properties LP, 2.75%, 09/01/31	5	4,443
UDR, Inc.
2.10%, 08/01/32	5	4,189
3.20%, 01/15/30	5	4,717
Ventas Realty LP, 4.75%, 11/15/30	5	4,932
VICI Properties LP
4.75%, 02/15/28	5	4,990
4.95%, 02/15/30	5	4,932
5.13%, 05/15/32	10	9,729
Welltower OP LLC
2.75%, 01/15/31	5	4,562
2.80%, 06/01/31	5	4,541
Weyerhaeuser Co.
3.38%, 03/09/33	10	8,913
4.00%, 11/15/29	5	4,857
4.00%, 04/15/30	5	4,829
7.38%, 03/15/32	15	16,487
WP Carey, Inc., 3.85%, 07/15/29	5	4,858
		798,862
Retail — 0.3%
AutoNation, Inc.
3.85%, 03/01/32	5	4,617
4.75%, 06/01/30	5	4,908
AutoZone, Inc.
4.00%, 04/15/30	15	14,495
4.50%, 02/01/28	5	4,986
4.75%, 02/01/33	5	4,849
5.20%, 08/01/33	20	19,785
Best Buy Co., Inc., 1.95%, 10/01/30	10	8,849
Costco Wholesale Corp.
1.60%, 04/20/30	20	17,964
1.75%, 04/20/32	5	4,273
Darden Restaurants, Inc., 4.35%, 10/15/27	10	9,969
Dick's Sporting Goods, Inc., 3.15%, 01/15/32	5	4,480
Dollar General Corp.
3.50%, 04/03/30	5	4,732
4.13%, 05/01/28	5	4,949
5.00%, 11/01/32	5	4,908
5.45%, 07/05/33	5	5,005
Dollar Tree, Inc., 4.20%, 05/15/28	5	4,951
Genuine Parts Co.
1.88%, 11/01/30	5	4,341
2.75%, 02/01/32	5	4,342
Home Depot, Inc. (The)
2.70%, 04/15/30	5	4,654
2.80%, 09/14/27	10	9,849
5.88%, 12/16/36	15	15,541
Schedule of Investments
18

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
Lowe's Companies, Inc.
1.70%, 10/15/30	$5	$4,387
2.63%, 04/01/31	5	4,511
3.75%, 04/01/32	5	4,655
5.00%, 04/15/33	5	4,929
5.15%, 07/01/33	5	4,961
McDonald's Corp.
2.13%, 03/01/30	15	13,698
2.63%, 09/01/29	10	9,420
3.60%, 07/01/30	10	9,584
3.80%, 04/01/28	5	4,939
4.60%, 09/09/32	5	4,917
4.70%, 12/09/35	5	4,773
4.80%, 08/14/28	10	10,032
O'Reilly Automotive, Inc.
3.60%, 09/01/27	5	4,955
4.20%, 04/01/30	5	4,865
4.35%, 06/01/28	5	4,966
4.70%, 06/15/32	5	4,888
Ross Stores, Inc., 1.88%, 04/15/31	5	4,364
Starbucks Corp.
2.55%, 11/15/30	10	9,085
3.50%, 03/01/28	5	4,918
3.55%, 08/15/29	5	4,834
Target Corp.
2.35%, 02/15/30	10	9,228
2.65%, 09/15/30	5	4,595
5.00%, 04/15/35(b)	5	4,900
TJX Companies, Inc. (The)
1.15%, 05/15/28	5	4,723
3.88%, 04/15/30	5	4,834
Tractor Supply Co., 5.25%, 05/15/33(b)	5	4,970
Walmart, Inc.
4.15%, 09/09/32	5	4,843
5.25%, 09/01/35	5	5,038
7.55%, 02/15/30	30	32,822
		362,081
Semiconductors — 0.4%
Advanced Micro Devices, Inc., 3.92%, 06/01/32	5	4,694
Analog Devices, Inc., 2.10%, 10/01/31	5	4,356
Applied Materials, Inc.
4.60%, 01/15/36	5	4,714
5.10%, 10/01/35	15	14,798
Broadcom, Inc.
2.60%, 02/15/33	15	12,584
3.14%, 11/15/35	40	32,194
3.42%, 04/15/33	30	26,315
3.47%, 04/15/34	20	17,164
4.00%, 04/15/29	5	4,893
4.15%, 11/15/30	4	3,839
4.30%, 11/15/32	5	4,683
4.35%, 02/15/30	25	24,367
4.95%, 01/15/36	5	4,654
5.00%, 04/15/30	5	4,982
5.05%, 04/15/30	10	9,962
5.20%, 07/15/35	25	23,819
Intel Corp.
2.00%, 08/12/31	20	17,188
4.15%, 08/05/32	10	9,397
4.88%, 02/10/28	5	5,010
5.30%, 05/15/36	25	24,117
Security	Par (000)	Value
Semiconductors (continued)
KLA Corp., 4.10%, 03/15/29	$10	$9,845
Lam Research Corp., 4.00%, 03/15/29	15	14,736
Marvell Technology, Inc.
2.95%, 04/15/31	5	4,533
5.75%, 02/15/29	5	5,092
Micron Technology, Inc., 2.70%, 04/15/32	5	4,411
NVIDIA Corp.
2.00%, 06/15/31	10	8,771
2.85%, 04/01/30	15	14,026
4.95%, 06/15/36	30	28,548
NXP BV/NXP Funding LLC/NXP USA, Inc., 5.25%, 08/19/35	10	9,708
QUALCOMM, Inc.
1.30%, 05/20/28	5	4,736
1.65%, 05/20/32	5	4,175
2.15%, 05/20/30	5	4,541
4.65%, 05/20/35	30	28,643
Skyworks Solutions, Inc., 3.00%, 06/01/31	5	4,457
Texas Instruments, Inc.
1.75%, 05/04/30	20	17,926
3.65%, 08/16/32	5	4,670
		422,548
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc., 3.48%, 12/01/27	15	14,771
Software — 0.4%
Adobe, Inc.
2.30%, 02/01/30	5	4,596
4.75%, 01/17/28	10	10,033
Autodesk, Inc., 2.85%, 01/15/30	10	9,336
Concentrix Corp., 6.60%, 08/02/28	5	5,053
Fidelity National Information Services, Inc., 5.10%, 07/15/32	5	4,925
Fiserv, Inc.
3.50%, 07/01/29	15	14,369
5.15%, 08/12/34	15	14,260
5.25%, 08/11/35	5	4,764
5.35%, 03/15/31	5	4,982
Intuit, Inc., 1.65%, 07/15/30	10	8,820
Microsoft Corp.
1.35%, 09/15/30	5	4,407
3.45%, 08/08/36(b)	24	20,918
Oracle Corp.
2.30%, 03/25/28	5	4,785
2.88%, 03/25/31	25	21,897
3.25%, 05/15/30	10	9,116
4.20%, 09/27/29	5	4,808
4.30%, 07/08/34	25	21,591
4.80%, 08/03/28	5	4,965
5.20%, 09/26/35	20	17,932
5.25%, 02/03/32	15	14,398
5.50%, 08/03/35	10	9,171
5.70%, 02/04/36	45	41,608
6.25%, 11/09/32	10	9,968
Paychex, Inc., 5.10%, 04/15/30	15	15,006
Roper Technologies, Inc.
1.75%, 02/15/31	5	4,311
2.95%, 09/15/29	5	4,723
5.10%, 09/15/35	10	9,525
Salesforce, Inc.
1.95%, 07/15/31	10	8,646
19
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Software (continued)
5.55%, 03/15/36	$20	$19,642
ServiceNow, Inc., 1.40%, 09/01/30	20	17,414
Synopsys, Inc., 5.15%, 04/01/35	25	24,277
Take-Two Interactive Software, Inc., 4.00%, 04/14/32	5	4,691
VMware LLC
1.80%, 08/15/28	5	4,732
2.20%, 08/15/31	10	8,667
		388,336
Telecommunications — 0.6%
America Movil SAB de CV, 6.38%, 03/01/35	10	10,585
AT&T, Inc.
1.65%, 02/01/28	20	19,176
2.25%, 02/01/32	10	8,608
4.35%, 03/01/29	15	14,835
4.50%, 05/15/35	20	18,375
4.55%, 11/01/32	5	4,802
4.90%, 11/01/35	15	14,156
5.13%, 04/30/36	15	14,290
British Telecommunications Ltd., 9.63%, 12/15/30	15	17,498
Cisco Systems, Inc., 5.05%, 02/26/34	25	24,711
Deutsche Telekom International Finance BV, 8.25%, 06/15/30	40	44,307
Juniper Networks, Inc., 3.75%, 08/15/29	10	9,637
Motorola Solutions, Inc.
2.75%, 05/24/31	5	4,496
4.60%, 02/23/28	5	4,994
4.60%, 05/23/29	5	4,964
5.60%, 06/01/32	5	5,077
Orange SA, 9.00%, 03/01/31	5	5,741
Rogers Communications, Inc.
3.80%, 03/15/32	10	9,189
5.00%, 02/15/29	15	14,992
Sprint Capital Corp.
6.88%, 11/15/28	35	36,476
8.75%, 03/15/32	10	11,593
Telefonica Emisiones SA, 7.05%, 06/20/36	40	43,072
TELUS Corp., 3.40%, 05/13/32	5	4,489
T-Mobile USA, Inc.
2.05%, 02/15/28	5	4,819
2.25%, 11/15/31	30	26,003
2.63%, 02/15/29	5	4,744
3.38%, 04/15/29	20	19,278
3.50%, 04/15/31	25	23,283
3.88%, 04/15/30	20	19,229
5.00%, 02/15/36	15	14,262
6.70%, 12/15/33	5	5,357
Verizon Communications, Inc.
2.36%, 03/15/32	20	17,299
2.55%, 03/21/31	44	39,591
4.40%, 11/01/34	20	18,552
4.50%, 08/10/33	20	18,982
5.05%, 05/09/33	10	9,880
5.25%, 04/02/35	25	24,382
5.85%, 09/15/35	15	15,234
6.40%, 09/15/33	20	21,104
		628,062
Security	Par (000)	Value
Toys, Games & Hobbies — 0.0%
Hasbro, Inc.
3.50%, 09/15/27	$20	$19,797
3.90%, 11/19/29	15	14,502
		34,299
Transportation — 0.4%
Canadian National Railway Co.
3.85%, 08/05/32	10	9,410
6.20%, 06/01/36	5	5,316
6.25%, 08/01/34	5	5,343
6.90%, 07/15/28	5	5,205
Canadian Pacific Railway Co.
2.05%, 03/05/30	5	4,547
2.45%, 12/02/31	15	13,192
2.88%, 11/15/29	10	9,417
4.00%, 06/01/28	15	14,840
4.80%, 09/15/35	15	14,420
CSX Corp.
2.40%, 02/15/30	10	9,247
4.10%, 11/15/32	20	19,061
Federal Express Corp. Pass-Through Trusts, Series 2020-1, Class AA, 1.88%, 08/20/35	10	8,633
FedEx Corp.
3.10%, 08/05/29	10	9,511
4.25%, 05/15/30	5	4,873
Fedex Freight Holding Co., Inc.
4.65%, 03/15/31(d)	25	24,304
4.95%, 03/15/33(d)	10	9,595
GXO Logistics, Inc., 2.65%, 07/15/31	5	4,415
Kirby Corp., 4.20%, 03/01/28	5	4,953
Norfolk Southern Corp.
2.55%, 11/01/29	15	14,021
3.00%, 03/15/32	10	9,048
3.80%, 08/01/28	15	14,780
4.45%, 03/01/33	5	4,823
Ryder System, Inc.
5.25%, 06/01/28	5	5,040
5.65%, 03/01/28	5	5,065
Union Pacific Corp.
2.80%, 02/14/32	15	13,469
2.89%, 04/06/36	20	16,468
3.38%, 02/01/35	5	4,366
3.70%, 03/01/29	5	4,889
3.95%, 09/10/28	20	19,764
4.50%, 01/20/33	5	4,881
6.63%, 02/01/29	15	15,692
United Parcel Service, Inc.
2.50%, 09/01/29	10	9,388
3.40%, 03/15/29	10	9,699
4.45%, 04/01/30	10	9,905
4.88%, 03/03/33	10	9,972
5.25%, 05/14/35	10	10,013
Walmart, Inc., 3.95%, 09/09/27	15	14,954
		372,519
Trucking & Leasing — 0.0%
GATX Corp.
3.50%, 06/01/32	10	9,136
6.05%, 03/15/34	20	20,594
		29,730
Schedule of Investments
20

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Water — 0.1%
American Water Capital Corp.
2.30%, 06/01/31	$25	$22,121
2.95%, 09/01/27	25	24,661
3.45%, 06/01/29	10	9,657
Essential Utilities, Inc., 3.57%, 05/01/29	15	14,491
United Utilities PLC, 6.88%, 08/15/28	20	20,715
		91,645
Total Corporate Bonds & Notes — 20.3% (Cost: $22,139,630)		21,785,784
Foreign Government Obligations(e)
Canada — 0.3%
Canada Government International Bonds, 3.75%, 04/26/28	5	4,953
Hydro-Quebec, Series HK, 9.38%, 04/15/30	10	11,494
Province of Alberta Canada, 1.30%, 07/22/30	10	8,854
Province of British Columbia Canada
1.30%, 01/29/31	5	4,343
4.75%, 06/12/34	30	29,699
4.90%, 04/24/29	5	5,048
7.25%, 09/01/36	15	17,382
Province of Manitoba Canada, 4.90%, 05/31/34	5	4,994
Province of Ontario Canada
1.13%, 10/07/30	5	4,364
1.60%, 02/25/31	10	8,801
2.00%, 10/02/29	25	23,211
4.20%, 01/18/29	70	69,566
4.70%, 01/15/30	35	35,184
5.05%, 04/24/34	25	25,306
Province of Quebec Canada
1.35%, 05/28/30	10	8,907
4.25%, 09/05/34	30	28,718
		290,824
Chile — 0.1%
Chile Government International Bonds, 4.95%, 01/05/36	150	144,978
Indonesia — 0.2%
Indonesia Government International Bonds
4.35%, 02/21/31	10	9,743
4.45%, 04/15/70	15	11,105
4.65%, 09/20/32	150	145,302
		166,150
Israel — 0.3%
Israel Government International Bonds
4.50%, 01/17/33	150	142,721
5.38%, 03/12/29	200	201,768
		344,489
Italy — 0.2%
Republic of Italy Government International Bonds, 2.88%, 10/17/29	200	189,584
Mexico — 0.3%
Mexico Government International Bonds
4.88%, 05/19/33	200	187,975
5.63%, 02/09/34	25	24,301
6.00%, 05/07/36	50	48,909
6.75%, 09/27/34	5	5,202
Security	Par (000)	Value
Mexico (continued)
7.50%, 04/08/33	$5	$5,553
		271,940
Panama — 0.0%
Panama Government International Bonds, 6.70%, 01/26/36	10	10,539
Peru — 0.0%
Peruvian Government International Bonds
2.78%, 01/23/31	10	9,149
2.84%, 06/20/30	10	9,353
3.00%, 01/15/34	10	8,504
8.75%, 11/21/33	11	13,091
		40,097
Philippines — 0.1%
Philippines Government International Bonds
2.95%, 05/05/45	150	97,793
5.00%, 01/27/36	15	14,410
		112,203
Poland — 0.1%
Republic of Poland Government International Bonds
4.88%, 10/04/33	57	55,669
5.13%, 09/18/34	45	44,248
5.38%, 04/14/36	25	24,606
5.50%, 03/18/54	10	8,936
5.75%, 11/16/32	30	30,927
		164,386
South Korea — 0.2%
Export-Import Bank of Korea, 5.00%, 01/11/28	200	201,268
Supranational — 1.6%
African Development Bank
3.50%, 09/18/29	50	48,659
3.63%, 03/03/31	10	9,640
3.88%, 06/12/28	5	4,958
4.00%, 03/18/30	35	34,465
4.13%, 01/22/36	20	19,025
4.38%, 11/03/27	6	6,001
Asian Development Bank
0.75%, 10/08/30	5	4,307
1.88%, 01/24/30	5	4,598
3.63%, 08/28/29	5	4,889
3.88%, 06/14/33	10	9,567
4.00%, 01/12/33	15	14,506
4.13%, 05/30/30	10	9,880
4.13%, 01/12/34	30	29,005
4.25%, 01/14/36	25	24,079
4.38%, 01/14/28	10	10,005
4.38%, 03/06/29	10	9,992
4.38%, 03/22/35	45	43,956
5.82%, 06/16/28	5	5,111
Asian Infrastructure Investment Bank (The)
3.75%, 09/14/27	5	4,973
4.50%, 01/16/30	35	35,048
4.50%, 05/21/35	10	9,845
Corp. Andina de Fomento
5.00%, 01/24/29	15	15,142
5.00%, 01/22/30	15	15,156
Council of Europe Development Bank
4.13%, 01/24/29	5	4,966
4.50%, 01/15/30	20	20,029
21
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Supranational (continued)
European Bank for Reconstruction & Development, 4.25%, 03/13/34	$15	$14,587
European Investment Bank
0.75%, 09/23/30	5	4,316
1.63%, 05/13/31	10	8,791
3.63%, 07/15/30	50	48,497
3.75%, 05/15/29	5	4,915
3.75%, 02/14/33	190	181,087
3.88%, 06/15/28	50	49,582
4.13%, 02/13/34	50	48,332
4.88%, 02/15/36	10	10,096
Inter-American Development Bank
1.13%, 07/20/28	43	40,508
1.13%, 01/13/31	30	26,027
2.25%, 06/18/29	5	4,717
3.50%, 04/12/33	45	42,142
4.00%, 01/12/28	25	24,886
4.13%, 02/15/29	10	9,933
4.13%, 01/23/36	5	4,759
4.50%, 02/15/30	50	50,067
Inter-American Investment Corp.
3.63%, 11/20/28	10	9,835
4.75%, 09/19/28	10	10,065
International Bank for Reconstruction & Development
0.88%, 05/14/30	50	43,931
1.25%, 02/10/31	25	21,758
1.38%, 04/20/28	50	47,672
1.63%, 11/03/31	65	56,345
2.50%, 11/22/27	5	4,892
2.50%, 03/29/32	40	35,961
3.50%, 07/12/28	25	24,618
3.50%, 10/28/30	110	105,901
3.63%, 05/05/28	65	64,243
3.63%, 09/21/29	5	4,886
3.88%, 02/14/30	20	19,631
3.88%, 08/28/34	50	47,289
4.00%, 07/25/30	5	4,915
4.00%, 01/10/31	20	19,606
4.00%, 05/06/32	45	43,709
4.13%, 03/20/30	60	59,342
4.50%, 04/10/31	30	29,989
4.63%, 01/15/32	55	55,167
4.75%, 11/14/33	20	20,122
International Finance Corp., 0.75%, 08/27/30(b)	10	8,655
		1,709,576
Uruguay — 0.0%
Uruguay Government International Bonds, 5.75%, 10/28/34	10	10,261
Total Foreign Government Obligations — 3.4% (Cost: $3,754,281)		3,656,295
Municipal Debt Obligations
California — 0.1%
University of California, RB, Series BD, 3.35%, 07/01/29	35	33,835
Illinois — 0.1%
State of Illinois, GO, 5.10%, 06/01/33	40	39,809
Security	Par (000)	Value
New York — 0.0%
Port Authority of New York & New Jersey, RB, Series 174, 4.46%, 10/01/62	$20	$15,917
Ohio — 0.0%
JobsOhio Beverage System, RB, 4.53%, 01/01/35	25	24,480
Texas — 0.0%
Texas Natural Gas Securitization Finance Corp., RB, 5.10%, 04/01/35(b)	12	11,964
Wisconsin — 0.0%
State of Wisconsin, RB, 3.95%, 05/01/36	25	22,937
Total Municipal Debt Obligations — 0.2% (Cost: $155,375)		148,942
U.S. Government & Agency Obligations
Mortgage-Backed Securities — 28.3%
Government National Mortgage Association
2.00%, 04/20/52	1,240	994,784
2.50%, 02/20/52	1,025	857,804
3.00%, 06/20/50	773	673,712
3.50%, 07/20/52	713	637,023
4.00%, 11/20/52	516	474,358
4.50%, 10/20/52	718	682,507
5.00%, 11/20/54	1,300	1,266,306
5.50%, 09/20/55	1,044	1,038,140
6.00%, 08/20/56	750	761,330
Uniform Mortgage-Backed Securities
2.00%, 02/01/37	1,735	1,567,734
2.00%, 04/01/51	2,197	1,732,799
2.00%, 01/01/52	634	501,916
2.00%, 03/01/52	2,564	2,015,925
2.50%, 04/01/37	420	387,089
2.50%, 03/01/52	1,391	1,164,002
2.50%, 01/01/54	2,425	1,994,838
3.00%, 04/01/47	2,124	1,864,613
3.50%, 01/01/32	267	262,260
3.50%, 04/01/52	1,339	1,202,328
4.00%, 05/01/50	1,221	1,132,317
4.50%, 04/01/41	474	462,989
4.50%, 02/01/53	1,187	1,122,951
5.00%, 12/01/55	1,175	1,138,166
5.00%, 04/01/56	1,069	1,031,903
5.50%, 11/01/54	1,394	1,389,616
5.50%, 11/01/55	1,272	1,259,755
6.00%, 01/01/56	1,411	1,443,588
6.00%, 09/01/56	1,250	1,269,439
		30,330,192
U.S. Government Agency Obligations — 0.7%
Federal Home Loan Banks
3.25%, 06/09/28	90	88,268
3.25%, 11/16/28	100	97,738
Federal Home Loan Mortgage Corp., 6.25%, 07/15/32	150	162,697
Federal National Mortgage Association
0.88%, 08/05/30	100	87,105
6.25%, 05/15/29	50	52,310
6.63%, 11/15/30	100	107,960
7.25%, 05/15/30	35	38,281
Tennessee Valley Authority, 7.13%, 05/01/30	90	97,851
		732,210
Schedule of Investments
22

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
U.S. Government Obligations — 43.6%
U.S. Treasury Notes
0.50%, 10/31/27	$500	$478,828
0.63%, 11/30/27	300	286,816
0.63%, 05/15/30	350	304,691
0.63%, 08/15/30	775	668,195
0.75%, 01/31/28	141	134,187
1.00%, 07/31/28	121	113,636
1.13%, 02/29/28	400	381,703
1.13%, 08/31/28	300	281,695
1.13%, 02/15/31	500	433,320
1.25%, 03/31/28	400	381,422
1.25%, 04/30/28	200	190,203
1.25%, 05/31/28	550	521,748
1.25%, 06/30/28	108	102,191
1.25%, 09/30/28	400	375,531
1.38%, 11/15/31	684	584,874
1.50%, 11/30/28	500	469,609
1.63%, 05/15/31	648	569,936
1.75%, 01/31/29	417	392,078
1.88%, 02/28/29	300	282,398
1.88%, 02/15/32	849	740,620
2.25%, 11/15/27	400	390,531
2.38%, 03/31/29	99	94,174
2.38%, 05/15/29	88	83,511
2.63%, 07/31/29	400	380,750
2.75%, 05/31/29	402	384,658
2.75%, 08/15/32	700	634,430
2.88%, 08/15/28	500	486,309
2.88%, 04/30/29	300	288,656
2.88%, 05/15/32	700	641,484
3.13%, 11/15/28	600	584,484
3.13%, 08/31/29	270	260,381
3.25%, 06/30/29	250	242,402
3.38%, 11/30/27	340	336,268
3.38%, 12/31/27	660	652,188
3.38%, 05/15/33	368	342,154
3.50%, 09/30/27	690	684,636
3.50%, 10/31/27	660	654,225
3.50%, 01/31/28	452	447,056
3.50%, 04/30/28	103	101,640
3.50%, 01/15/29	104	101,961
3.50%, 09/30/29	542	527,815
3.50%, 01/31/30	100	97,039
3.50%, 04/30/30	91	88,107
3.50%, 11/30/30	131	126,077
3.50%, 02/28/31	480	461,100
3.50%, 02/15/33	285	267,766
3.63%, 05/31/28	319	315,212
3.63%, 08/15/28	550	542,652
3.63%, 08/31/29	433	423,528
3.63%, 03/31/30	200	194,594
3.63%, 08/31/30	640	620,450
3.63%, 09/30/30	430	416,663
3.63%, 10/31/30	200	193,625
3.63%, 12/31/30	126	121,797
3.63%, 09/30/31	379	363,899
3.75%, 04/30/28	595	589,561
3.75%, 12/31/28	400	394,500
3.75%, 05/31/30	300	292,758
3.75%, 06/30/30	300	292,570
3.75%, 12/31/30	317	307,936
Security	Par (000)	Value
U.S. Government Obligations (continued)
3.75%, 01/31/31	$135	$131,077
3.75%, 08/31/31	119	114,993
3.75%, 02/28/33	282	268,936
3.88%, 12/31/27	300	298,359
3.88%, 03/31/28	371	368,522
3.88%, 06/15/28	159	157,745
3.88%, 07/15/28	450	446,256
3.88%, 09/30/29	200	196,922
3.88%, 11/30/29	74	72,769
3.88%, 12/31/29	260	255,511
3.88%, 04/30/30	126	123,598
3.88%, 06/30/30	530	519,276
3.88%, 07/31/30	430	421,064
3.88%, 03/31/31	460	448,500
3.88%, 04/30/31	260	253,378
3.88%, 08/31/32	54	52,081
3.88%, 09/30/32	198	190,823
3.88%, 12/31/32	150	144,246
3.88%, 08/15/33	468	447,525
3.88%, 08/15/34	215	203,746
4.00%, 12/15/27	607	604,819
4.00%, 02/29/28	89	88,600
4.00%, 05/31/28	637	633,492
4.00%, 01/31/29	500	495,664
4.00%, 07/31/29	567	560,754
4.00%, 10/31/29	75	74,074
4.00%, 02/28/30	188	185,371
4.00%, 03/31/30	540	532,153
4.00%, 05/31/30	161	158,510
4.00%, 07/31/30	260	255,734
4.00%, 01/31/31	300	294,211
4.00%, 06/30/32	290	281,934
4.00%, 07/31/32	278	270,051
4.00%, 01/31/33	150	145,160
4.00%, 02/15/34	784	752,456
4.00%, 11/15/35	648	613,373
4.13%, 06/30/28	637	634,661
4.13%, 07/31/28	268	266,953
4.13%, 03/31/29	500	496,875
4.13%, 10/31/29	478	473,818
4.13%, 11/30/29	386	382,502
4.13%, 08/31/30	273	269,609
4.13%, 05/31/31	157	154,571
4.13%, 06/30/31	126	124,012
4.13%, 10/31/31	80	78,575
4.13%, 11/30/31	350	343,574
4.13%, 02/29/32	448	439,250
4.13%, 05/31/32	182	178,161
4.13%, 11/15/32	524	511,432
4.13%, 04/30/33	342	332,809
4.13%, 02/15/36	559	533,408
4.25%, 01/15/28	117	116,913
4.25%, 02/28/29	400	398,875
4.25%, 06/30/29	575	572,709
4.25%, 01/31/30	126	125,252
4.25%, 02/28/31	124	122,828
4.25%, 06/30/31	300	296,766
4.25%, 06/30/33	186	182,178
4.25%, 11/15/34	780	757,209
4.25%, 05/15/35	698	675,642
4.25%, 08/15/35	689	665,854
23
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
U.S. Government Obligations (continued)
4.38%, 11/30/28	$473	$473,074
4.38%, 12/31/29	125	124,795
4.38%, 01/31/32	49	48,636
4.38%, 05/15/34	665	653,155
4.38%, 05/15/36	664	645,325
4.50%, 12/31/31	88	87,904
4.50%, 11/15/33	769	763,052
4.63%, 09/30/28	497	499,602
4.63%, 04/30/29	520	523,006
4.63%, 09/30/30	200	201,172
4.63%, 05/31/31	78	78,414
4.63%, 02/15/35	215	214,026
4.88%, 10/31/28	110	111,152
		46,742,660
Total U.S. Government & Agency Obligations — 72.6% (Cost: $79,323,763)		77,805,062
Total Long-Term Investments — 98.7% (Cost: $107,746,651)		105,767,775
	Shares
Short-Term Securities
Money Market Funds — 1.3%
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.65%(f)(g)(h)	1,449,413	1,449,413
Total Short-Term Securities — 1.3% (Cost: $1,449,413)		1,449,413
Total Investments — 100.0% (Cost: $109,196,064)		107,217,188
Liabilities in Excess of Other Assets — (0.0)%		(31,015)
Net Assets — 100.0%		$107,186,173

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	All or a portion of this security is on loan.
(c)	Zero-coupon bond.
(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	U.S. dollar denominated security issued by foreign domiciled entity.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended August 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 02/28/26	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/26	Shares Held at 08/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$1,415,763	$33,650 (a)	$—	$—	$—	$1,449,413	1,449,413	$15,556 (b)	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
24

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Government/Credit Bond ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Collateralized Mortgage Obligations	$—	$2,371,692	$—	$2,371,692
Corporate Bonds & Notes	—	21,785,784	—	21,785,784
Foreign Government Obligations	—	3,656,295	—	3,656,295
Municipal Debt Obligations	—	148,942	—	148,942
U.S. Government & Agency Obligations	—	77,805,062	—	77,805,062
Short-Term Securities
Money Market Funds	1,449,413	—	—	1,449,413
	$1,449,413	$105,767,775	$—	$107,217,188
See notes to financial statements.
25
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)
August 31, 2026
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 0.0%
Omnicom Group, Inc.
2.40%, 03/01/31	$100	$88,979
2.45%, 04/30/30	160	145,969
2.60%, 08/01/31	210	186,488
4.20%, 03/02/29	85	83,502
4.20%, 06/01/30	145	140,792
4.65%, 10/01/28	160	159,275
4.75%, 03/30/30	160	158,158
5.00%, 06/02/33	100	96,510
5.30%, 11/01/34	155	150,893
5.30%, 06/02/36(a)	75	71,498
WPP 2025 LLC/Delaware, 6.50%, 03/30/36	80	79,266
		1,361,330
Aerospace & Defense — 0.4%
Boeing Co. (The)
2.95%, 02/01/30	175	163,614
3.20%, 03/01/29	228	219,241
3.25%, 02/01/28	280	274,297
3.25%, 03/01/28	45	44,028
3.25%, 02/01/35	171	145,179
3.45%, 11/01/28	150	145,900
3.60%, 05/01/34	190	167,992
3.63%, 02/01/31	310	291,872
5.15%, 05/01/30	988	990,843
6.13%, 02/15/33	110	114,422
6.30%, 05/01/29	320	330,530
6.39%, 05/01/31	230	241,203
6.53%, 05/01/34	540	575,721
Embraer Netherlands Finance BV, 5.98%, 02/11/35	185	189,453
GE Capital Funding LLC, 4.55%, 05/15/32	40	39,073
General Dynamics Corp.
2.25%, 06/01/31	130	115,543
2.63%, 11/15/27	56	54,852
3.63%, 04/01/30	262	251,526
3.75%, 05/15/28	250	247,125
4.95%, 08/15/35	85	83,130
General Electric Co.
4.30%, 07/29/30	200	196,202
4.90%, 01/29/36	440	428,001
6.75%, 03/15/32	305	331,019
HEICO Corp.
4.95%, 08/01/31	100	99,323
5.25%, 08/01/28	110	111,026
5.35%, 08/01/33	140	139,996
5.40%, 08/01/36	100	98,577
Hexcel Corp.
4.90%, 05/15/31	45	44,193
5.88%, 02/26/35	50	50,417
Honeywell Aerospace, Inc.
3.90%, 03/16/28	285	281,807
4.00%, 03/16/29	325	318,825
4.30%, 03/16/31	490	476,256
4.60%, 03/16/33	325	314,236
4.95%, 03/16/36	600	576,158
Howmet Aerospace, Inc.
3.00%, 01/15/29	190	182,440
3.75%, 03/03/28	45	44,394
3.90%, 04/15/29	20	19,572
4.55%, 11/15/32	130	125,729
Security	Par (000)	Value
Aerospace & Defense (continued)
4.85%, 10/15/31	$130	$128,750
6.75%, 01/15/28	115	118,145
L3Harris Technologies, Inc.
1.80%, 01/15/31	160	140,046
2.90%, 12/15/29	120	112,709
4.40%, 06/15/28	413	410,665
4.85%, 04/27/35	20	19,206
5.05%, 06/01/29	110	110,579
5.25%, 06/01/31	180	181,181
5.35%, 06/01/34	205	204,265
5.40%, 07/31/33	360	361,471
Lockheed Martin Corp.
1.85%, 06/15/30	135	121,087
3.60%, 03/01/35	100	89,633
3.90%, 06/15/32	230	218,568
4.15%, 08/15/28	125	124,045
4.40%, 08/15/30	225	221,754
4.45%, 05/15/28	150	149,814
4.50%, 02/15/29	155	154,489
4.70%, 12/15/31	90	89,323
4.75%, 02/15/34	180	175,524
4.80%, 08/15/34	115	112,192
5.00%, 08/15/35	135	132,717
5.10%, 11/15/27	205	206,718
5.25%, 01/15/33	260	264,704
Northrop Grumman Corp.
3.25%, 01/15/28	500	491,017
4.40%, 05/01/30	195	191,981
4.60%, 02/01/29	85	84,739
4.65%, 07/15/30	135	133,812
4.70%, 03/15/33	280	273,177
4.90%, 06/01/34	220	214,717
5.25%, 07/15/35	55	54,696
RTX Corp.
1.90%, 09/01/31	250	216,173
2.25%, 07/01/30	190	172,528
2.38%, 03/15/32	230	200,608
4.13%, 11/16/28	665	656,954
5.15%, 02/27/33	270	270,108
5.40%, 05/01/35	5	5,032
5.75%, 01/15/29	135	138,095
6.00%, 03/15/31	275	286,324
6.10%, 03/15/34	390	410,097
7.50%, 09/15/29	90	96,727
		16,268,085
Agriculture — 0.4%
Altria Group, Inc.
2.45%, 02/04/32	400	347,970
3.40%, 05/06/30	230	217,810
4.50%, 08/06/30	85	83,610
4.80%, 02/14/29	431	430,899
4.88%, 02/04/28	150	150,463
5.25%, 08/06/35	120	117,350
5.63%, 02/06/35	115	115,648
6.20%, 11/01/28	135	138,818
6.88%, 11/01/33	115	124,899
Archer-Daniels-Midland Co.
2.90%, 03/01/32	190	170,863
3.25%, 03/27/30	285	269,834
4.50%, 08/15/33	180	174,337
4.83%, 09/01/31	95	94,130
Schedule of Investments
26

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Agriculture (continued)
5.27%, 09/01/36	$95	$93,798
5.38%, 09/15/35	5	5,023
5.94%, 10/01/32	110	115,158
BAT Capital Corp.
2.26%, 03/25/28	415	399,692
2.73%, 03/25/31	285	257,597
3.46%, 09/06/29	130	124,927
4.63%, 03/22/33	165	158,116
4.74%, 03/16/32	216	211,451
4.91%, 04/02/30	235	234,151
5.30%, 08/05/33	115	114,387
5.35%, 08/15/32	195	196,001
5.55%, 08/05/36	135	133,656
5.63%, 08/15/35(a)	265	266,606
5.83%, 02/20/31	155	159,238
6.00%, 02/20/34	225	232,621
6.34%, 08/02/30	235	245,471
6.42%, 08/02/33	280	295,967
7.75%, 10/19/32	145	162,375
BAT International Finance PLC
4.45%, 03/16/28	220	219,161
5.93%, 02/02/29	250	256,256
Bunge Ltd. Finance Corp.
2.75%, 05/14/31	281	253,791
3.20%, 04/21/31	110	101,392
3.75%, 09/25/27	142	140,872
4.10%, 01/07/28	110	109,212
4.20%, 09/17/29	175	171,767
4.55%, 08/04/30	95	93,294
4.65%, 09/17/34	175	166,334
4.80%, 03/19/33	95	92,625
5.00%, 08/19/31	110	109,287
5.15%, 08/04/35	155	150,496
5.15%, 03/19/36	105	101,731
Philip Morris International, Inc.
1.75%, 11/01/30	175	153,987
2.10%, 05/01/30	175	158,532
3.13%, 03/02/28	105	102,772
3.38%, 08/15/29	176	169,390
3.88%, 10/27/28	170	167,233
4.00%, 10/29/30	175	169,082
4.13%, 04/28/28	165	163,697
4.13%, 04/27/29	90	88,634
4.25%, 10/29/32	165	157,290
4.38%, 11/01/27	90	89,810
4.38%, 04/30/30	175	171,684
4.63%, 11/01/29	185	183,990
4.63%, 10/29/35	155	145,761
4.75%, 11/01/31	190	187,565
4.88%, 02/15/28	310	311,153
4.88%, 02/13/29	260	261,046
4.88%, 04/30/35	105	101,086
4.88%, 04/29/36	140	133,881
4.90%, 11/01/34	200	194,490
5.13%, 11/17/27	165	166,073
5.13%, 02/15/30	485	488,078
5.13%, 02/13/31	265	266,226
5.25%, 09/07/28	130	131,412
5.25%, 02/13/34	405	403,545
5.38%, 02/15/33	500	504,644
5.50%, 09/07/30	160	163,050
Security	Par (000)	Value
Agriculture (continued)
5.63%, 11/17/29	$255	$260,627
5.63%, 09/07/33	235	239,916
5.75%, 11/17/32	335	344,976
Reynolds American, Inc., 5.70%, 08/15/35	70	70,599
		13,959,313
Airlines — 0.1%
American Airlines Pass-Through Trust
Series 2015-2, Class AA, 3.60%, 03/22/29	82	80,345
Series 2016-1, Class AA, 3.58%, 07/15/29	47	46,349
Series 2016-2, Class AA, 3.20%, 12/15/29	68	65,303
Series 2016-3, Class AA, 3.00%, 04/15/30	82	79,512
Series 2017-2, Class AA, 3.35%, 04/15/31	48	46,156
Series 2019-1, Class AA, 3.15%, 08/15/33	74	69,752
Series A, Class A, 2.88%, 01/11/36	79	69,264
Delta Air Lines Pass-Through Trust, Series 2020, Class AA, 2.00%, 12/10/29	45	43,459
Delta Air Lines, Inc.
3.75%, 10/28/29	115	110,592
4.38%, 04/19/28	70	69,508
4.95%, 07/10/28	250	250,394
5.25%, 07/10/30	225	225,341
JetBlue Pass-Through Trust
Series 1A, 4.00%, 05/15/34	96	89,319
Series 2019-1, Class AA, 2.75%, 11/15/33	90	79,092
Southwest Airlines Co.
2.63%, 02/10/30	130	119,431
3.45%, 11/16/27	65	64,020
4.38%, 11/15/28	210	207,473
5.25%, 11/15/35	125	118,000
United Airlines Pass-Through Trust
5.80%, 07/15/37	13	13,567
Series 2016-1, Class AA, 3.10%, 01/07/30	87	84,580
Series 2016-2, Class AA, 2.88%, 04/07/30	84	81,076
Series 2018-1, Class AA, 3.50%, 09/01/31	149	143,061
Series 2019, Class AA, 4.15%, 02/25/33	82	79,396
Series 2019-2, Class AA, 2.70%, 11/01/33	92	83,169
Series 2020-1, 5.88%, 04/15/29	168	169,590
		2,487,749
Apparel — 0.0%
NIKE, Inc., 2.85%, 03/27/30	409	382,856
PVH Corp., 5.50%, 06/13/30	140	140,220
Ralph Lauren Corp.
2.95%, 06/15/30	240	223,125
5.00%, 06/15/32	122	121,545
Tapestry, Inc.
3.05%, 03/15/32	100	89,373
5.10%, 03/11/30	75	74,924
5.50%, 03/11/35	155	152,539
		1,184,582
Auto Manufacturers — 0.8%
American Honda Finance Corp.
1.80%, 01/13/31	105	91,241
2.00%, 03/24/28	190	182,271
2.25%, 01/12/29	160	150,786
3.50%, 02/15/28	140	137,632
4.15%, 01/08/29	145	142,897
4.25%, 09/01/28	140	138,608
4.40%, 09/05/29	190	187,056
4.45%, 10/22/27	160	159,730
4.45%, 01/08/31	120	116,627
27
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Auto Manufacturers (continued)
4.50%, 09/04/30	$155	$151,424
4.55%, 03/03/28	165	164,568
4.60%, 04/17/30	155	152,398
4.70%, 01/12/28	140	140,077
4.80%, 03/05/30	115	113,885
4.85%, 10/23/31	170	166,898
4.90%, 03/13/29	180	179,987
4.90%, 01/10/34	155	149,503
5.05%, 07/10/31	200	198,467
5.10%, 01/08/36(a)	115	110,795
5.13%, 07/07/28	105	105,623
5.15%, 07/09/32	165	163,452
5.20%, 03/05/35(a)	105	102,508
5.65%, 11/15/28	190	193,431
5.85%, 10/04/30	125	128,300
Series A, 4.55%, 04/10/28	55	54,830
Series A, 4.80%, 07/06/29	85	84,681
Series A, 4.90%, 04/10/31	85	83,813
Series A, 5.05%, 07/08/31	80	79,325
Series A, 5.20%, 04/08/33	20	19,695
Series A, 5.25%, 07/08/33	75	73,840
Cummins, Inc.
1.50%, 09/01/30	245	215,684
4.25%, 05/09/28	125	124,457
4.70%, 02/15/31	150	148,996
4.90%, 02/20/29	135	135,805
5.15%, 02/20/34	125	124,404
5.30%, 05/09/35	210	209,029
Ford Motor Co.
3.25%, 02/12/32	560	489,761
6.10%, 08/19/32	395	398,640
6.63%, 10/01/28	30	30,841
7.45%, 07/16/31	270	289,772
9.63%, 04/22/30	75	84,299
Ford Motor Credit Co. LLC
2.90%, 02/16/28	200	193,807
2.90%, 02/10/29	250	235,731
3.63%, 06/17/31	210	190,545
3.82%, 11/02/27	130	128,223
4.00%, 11/13/30	340	318,004
4.97%, 04/06/29	200	197,938
5.11%, 05/03/29	335	332,059
5.30%, 09/06/29	205	204,327
5.42%, 04/09/31	230	226,816
5.43%, 08/13/29	200	200,006
5.73%, 09/05/30	220	219,920
5.75%, 04/06/33	220	216,601
5.80%, 03/08/29	260	262,154
5.87%, 10/31/35	225	217,442
5.88%, 11/07/29	220	222,032
5.92%, 03/20/28	200	202,006
6.05%, 03/05/31	210	211,833
6.05%, 11/05/31	240	241,448
6.11%, 08/15/33	200	199,792
6.13%, 03/08/34	360	358,360
6.47%, 05/22/36	270	271,094
6.50%, 02/07/35	290	293,229
6.53%, 03/19/32	200	204,823
6.80%, 05/12/28	337	345,427
6.80%, 11/07/28	340	350,176
7.12%, 11/07/33	275	289,802
Security	Par (000)	Value
Auto Manufacturers (continued)
7.20%, 06/10/30	$205	$214,762
7.35%, 11/04/27	330	338,288
7.35%, 03/06/30	235	246,945
General Motors Co.
4.20%, 10/01/27	190	189,059
5.00%, 10/01/28	137	137,231
5.00%, 04/01/35	170	161,228
5.35%, 04/15/28	185	186,448
5.40%, 10/15/29	260	262,499
5.60%, 10/15/32	255	258,039
5.63%, 04/15/30	180	182,823
6.25%, 04/15/35	130	133,502
6.60%, 04/01/36	115	120,901
6.80%, 10/01/27	225	229,371
General Motors Financial Co., Inc.
2.35%, 01/08/31	243	215,697
2.40%, 04/10/28	215	206,960
2.40%, 10/15/28	225	213,920
2.70%, 06/10/31	190	169,272
3.10%, 01/12/32	320	286,397
3.60%, 06/21/30	266	251,777
3.85%, 01/05/28	115	113,592
4.20%, 10/27/28	245	241,748
4.30%, 04/06/29	245	240,934
4.60%, 01/08/31	130	126,834
4.75%, 04/06/29	140	139,212
4.90%, 10/06/29	260	259,190
5.05%, 04/04/28	245	245,833
5.10%, 09/15/31	170	168,263
5.35%, 01/07/30	280	281,824
5.45%, 07/15/30	215	217,138
5.45%, 09/06/34	180	176,624
5.45%, 01/08/36(a)	130	126,778
5.55%, 07/15/29	285	289,022
5.60%, 06/18/31	165	166,972
5.63%, 04/04/32	135	136,379
5.65%, 01/17/29	120	121,699
5.75%, 02/08/31	170	173,295
5.80%, 06/23/28	295	299,500
5.80%, 01/07/29	335	341,189
5.85%, 04/06/30	235	240,383
5.90%, 01/07/35	220	221,729
5.95%, 04/04/34	280	284,715
6.00%, 01/09/28	225	228,305
6.10%, 01/07/34	345	353,838
6.15%, 07/15/35	175	178,460
6.40%, 01/09/33	250	261,801
Honda Motor Co. Ltd.
2.97%, 03/10/32	170	151,217
4.44%, 07/08/28	175	173,906
4.69%, 07/08/30	285	280,979
5.34%, 07/08/35	215	211,157
Mercedes-Benz Finance North America LLC, 8.50%, 01/18/31	425	479,300
PACCAR Financial Corp.
3.90%, 02/05/29	80	78,655
4.00%, 08/08/28	130	128,717
4.00%, 09/26/29	115	113,127
4.55%, 03/03/28	155	155,137
4.55%, 05/08/30	125	124,396
4.60%, 01/10/28	110	110,179
Schedule of Investments
28

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Auto Manufacturers (continued)
4.60%, 01/31/29	$115	$114,990
4.95%, 08/10/28	65	65,436
5.00%, 03/22/34	100	98,914
Series R, 4.00%, 11/07/28	90	88,924
Series R, 4.30%, 06/18/29	55	54,498
Series R, 4.85%, 08/10/31	70	69,829
Toyota Motor Corp.
2.36%, 03/25/31	133	119,498
2.76%, 07/02/29	120	114,249
3.67%, 07/20/28	95	93,648
4.45%, 06/30/30	70	69,114
5.05%, 06/30/35	120	118,597
5.12%, 07/13/28	140	141,462
5.12%, 07/13/33	100	100,456
Toyota Motor Credit Corp.
1.65%, 01/10/31	145	126,507
1.90%, 04/06/28	175	168,082
1.90%, 09/12/31	105	90,640
2.15%, 02/13/30	180	164,570
2.40%, 01/13/32	35	30,718
3.05%, 01/11/28	160	157,049
3.38%, 04/01/30	245	232,913
3.65%, 01/08/29	120	117,421
4.05%, 09/05/28	215	212,804
4.35%, 10/08/27	140	139,932
4.45%, 06/29/29	160	158,826
4.55%, 09/20/27	110	110,162
4.55%, 08/09/29	245	243,680
4.55%, 05/17/30	125	123,587
4.60%, 10/10/31	180	176,996
4.63%, 01/12/28	240	240,504
4.65%, 01/05/29	205	204,888
4.65%, 09/03/32	170	165,824
4.70%, 01/12/33	135	132,099
4.80%, 05/15/30	180	179,465
4.80%, 01/05/34	190	185,197
4.95%, 01/09/30	185	185,636
5.05%, 05/16/29	170	171,376
5.10%, 03/21/31	195	195,990
5.25%, 09/11/28	145	146,760
5.35%, 01/09/35	115	115,106
5.45%, 11/10/27	80	80,937
5.55%, 11/20/30	240	245,896
Series B, 3.75%, 01/12/28	165	163,435
Series B, 4.05%, 03/13/29	210	206,875
Series B, 4.20%, 01/10/31	165	160,442
Series B, 4.25%, 05/12/28	175	174,293
Series B, 4.50%, 07/09/29	145	144,073
Series B, 4.55%, 05/14/31	175	171,752
Series B, 4.60%, 03/11/33	210	202,991
Series B, 4.80%, 01/11/36	130	124,739
Series B, 5.00%, 07/08/33	125	123,185
		31,381,742
Auto Parts & Equipment — 0.0%
Lear Corp.
2.60%, 01/15/32	135	117,821
3.50%, 05/30/30	90	84,829
3.80%, 09/15/27	173	171,457
4.25%, 05/15/29	106	103,807
Magna International, Inc.
2.45%, 06/15/30	175	159,313
Security	Par (000)	Value
Auto Parts & Equipment (continued)
5.05%, 03/14/29	$45	$45,208
5.50%, 03/21/33	155	156,192
5.88%, 06/01/35	95	97,235
		935,862
Banks — 8.2%
Associated Banc-Corp, 6.46%, 08/29/30, (1-day SOFR + 3.03%)(b)	5	5,123
Australia & New Zealand Banking Group Ltd./New York
3.92%, 09/30/27	250	248,603
4.62%, 12/16/29	250	249,768
Banco Bilbao Vizcaya Argentaria SA
4.15%, 03/03/29	200	196,101
4.97%, 05/08/31	200	197,101
4.98%, 09/03/29	200	199,507
5.13%, 03/03/36	200	190,976
5.38%, 03/13/29	200	202,280
6.03%, 03/13/35, (1-year CMT + 1.95%)(b)	245	250,089
6.14%, 09/14/28, (1-year CMT + 2.70%)(b)	200	202,935
7.88%, 11/15/34, (1-year CMT + 3.30%)(b)	200	223,234
Series 1, 5.24%, 09/03/31	200	198,908
Banco Santander SA
2.75%, 12/03/30	325	292,645
2.96%, 03/25/31	200	181,485
3.23%, 11/22/32, (1-year CMT + 1.60%)(b)	215	193,188
3.31%, 06/27/29	205	196,753
3.49%, 05/28/30	200	188,814
3.80%, 02/23/28	265	261,360
4.38%, 04/12/28	275	273,187
4.55%, 11/06/30	200	195,152
4.60%, 04/15/29	200	198,364
4.87%, 04/15/31	200	196,418
5.01%, 08/25/30, (1-year CMT + 0.75%)(b)	200	199,288
5.13%, 11/06/35	210	201,147
5.44%, 07/15/31	310	313,792
5.44%, 04/15/36	200	195,468
5.54%, 03/14/30, (1-year CMT + 1.45%)(b)	375	379,507
5.57%, 01/17/30	200	202,722
5.59%, 08/08/28	320	324,632
5.62%, 08/25/34, (1-year CMT + 1.10%)(b)	200	199,114
6.03%, 01/17/35	215	220,762
6.35%, 03/14/34	245	252,684
6.61%, 11/07/28	340	352,352
6.92%, 08/08/33	410	435,110
6.94%, 11/07/33	300	328,473
Bank of America Corp.
1.90%, 07/23/31, (1-day SOFR + 1.53%)(b)	725	643,339
1.92%, 10/24/31, (1-day SOFR + 1.37%)(b)	725	638,308
2.09%, 06/14/29, (1-day SOFR + 1.06%)(b)	725	691,586
2.30%, 07/21/32, (1-day SOFR + 1.22%)(b)	945	826,739
2.48%, 09/21/36, (5-year CMT + 1.20%)(b)	415	358,132
2.50%, 02/13/31, (3-mo. CME Term SOFR + 1.25%)(b)	895	823,207
2.57%, 10/20/32, (1-day SOFR + 1.21%)(b)	787	693,712
2.59%, 04/29/31, (1-day SOFR + 2.15%)(b)	825	757,358
2.69%, 04/22/32, (1-day SOFR + 1.32%)(b)	1,055	946,211
2.88%, 10/22/30, (3-mo. CME Term SOFR + 1.45%)(b)	593	556,756
2.97%, 02/04/33, (1-day SOFR + 1.33%)(b)	890	793,229
3.19%, 07/23/30, (3-mo. CME Term SOFR + 1.44%)(b)	700	666,983
29
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
3.25%, 10/21/27	$646	$638,085
3.42%, 12/20/28, (3-mo. CME Term SOFR + 1.30%)(b)	1,298	1,277,429
3.85%, 03/08/37, (5-year CMT + 2.00%)(b)	540	496,128
3.97%, 03/05/29, (3-mo. CME Term SOFR + 1.33%)(b)	676	668,101
3.97%, 02/07/30, (3-mo. CME Term SOFR + 1.47%)(b)	667	653,103
4.27%, 07/23/29, (3-mo. CME Term SOFR + 1.57%)(b)	780	772,843
4.46%, 02/06/32, (1-day SOFR + 0.87%)(b)	710	689,888
4.48%, 04/23/30, (1-day SOFR + 0.87%)(b)	925	914,314
4.57%, 04/27/33, (1-day SOFR + 1.83%)(b)	985	950,748
4.62%, 05/09/29, (1-day SOFR + 1.11%)(b)	625	623,716
4.70%, 04/23/32, (1-day SOFR + 1.04%)(b)	850	832,749
4.98%, 01/24/29, (1-day SOFR + 0.83%)(b)	510	512,028
5.02%, 07/22/33, (1-day SOFR + 2.16%)(b)	1,210	1,195,088
5.05%, 02/06/37, (1-day SOFR + 1.13%)(b)	670	643,509
5.16%, 01/24/31, (1-day SOFR + 1.00%)(b)	745	747,729
5.20%, 04/25/29, (1-day SOFR + 1.63%)(b)	860	865,775
5.29%, 04/25/34, (1-day SOFR + 1.91%)(b)	1,190	1,185,015
5.43%, 08/15/35, (1-day SOFR + 1.91%)(b)	580	569,986
5.46%, 05/09/36, (1-day SOFR + 1.64%)(b)	525	523,104
5.47%, 01/23/35, (1-day SOFR + 1.65%)(b)	1,200	1,202,665
5.49%, 04/23/37, (1-day SOFR + 1.57%)(b)	390	378,502
5.51%, 01/24/36, (1-day SOFR + 1.31%)(b)	840	839,015
5.52%, 10/25/35, (1-day SOFR + 1.74%)(b)	780	768,318
5.74%, 02/12/36, (1-day SOFR + 1.70%)(b)	485	483,146
5.82%, 09/15/29, (1-day SOFR + 1.57%)(b)	600	611,275
5.87%, 09/15/34, (1-day SOFR + 1.84%)(b)	880	904,826
6.20%, 11/10/28, (1-day SOFR + 1.99%)(b)	505	513,947
Series L, 4.18%, 11/25/27	357	355,373
Series N, 2.65%, 03/11/32, (1-day SOFR + 1.22%)(b)	580	520,986
Bank of Montreal
3.09%, 01/10/37, (5-year CMT + 1.40%)(b)	210	185,596
3.80%, 12/15/32, (5-year USD Swap + 1.43%)(b)	285	280,214
4.06%, 09/22/28, (1-day SOFR Index + 0.75%)(b)	160	159,124
4.35%, 09/22/31, (1-day SOFR Index + 1.08%)(b)	280	272,761
4.55%, 06/02/29, (1-day SOFR + 0.63%)(b)	150	149,399
4.64%, 09/10/30, (1-day SOFR + 1.25%)(b)	180	178,434
4.88%, 06/02/32, (1-day SOFR + 0.96%)(b)	200	197,229
5.00%, 01/27/29, (1-day SOFR Index + 0.67%)(b)	275	276,234
5.20%, 02/01/28	290	292,261
5.30%, 06/02/37, (1-day SOFR + 1.21%)(b)	125	122,152
5.51%, 06/04/31	190	193,770
5.72%, 09/25/28	335	341,417
Series H, 4.70%, 09/14/27	290	290,752
Series J, 4.34%, 03/19/30, (1-day SOFR + 0.89%)(b)	150	148,196
Series J, 4.44%, 01/14/32, (1-day SOFR + 0.97%)(b)	335	325,236
Bank of New York Mellon (The), 4.58%, 08/24/29, (1-day SOFR + 0.40%)(b)	250	249,731
Bank of New York Mellon Corp. (The)
1.65%, 07/14/28	144	136,727
1.65%, 01/28/31	220	193,076
1.80%, 07/28/31	189	163,313
2.50%, 01/26/32	150	132,289
3.00%, 10/30/28	140	135,054
3.30%, 08/23/29	169	161,951
Security	Par (000)	Value
Banks (continued)
3.40%, 01/29/28	$196	$193,390
3.85%, 04/28/28	225	222,955
3.85%, 04/26/29	110	107,744
4.03%, 01/22/30, (1-day SOFR + 0.63%)(b)	165	162,186
4.29%, 06/13/33, (1-day SOFR + 1.42%)(b)	200	190,741
4.54%, 02/01/29, (1-day SOFR + 1.17%)(b)	205	204,792
4.54%, 04/23/32, (1-day SOFR + 0.90%)(b)	255	249,131
4.60%, 07/26/30, (1-day SOFR + 1.76%)(b)	135	134,154
4.71%, 02/01/34, (1-day SOFR + 1.51%)(b)	195	188,873
4.94%, 02/11/31, (1-day SOFR + 0.89%)(b)	315	314,510
4.97%, 04/26/34, (1-day SOFR + 1.61%)(b)	210	206,093
4.98%, 03/14/30, (1-day SOFR + 1.09%)(b)	225	225,882
5.06%, 07/22/32, (1-day SOFR + 1.23%)(b)	270	269,406
5.09%, 04/23/37, (1-day SOFR + 1.18%)(b)	200	193,440
5.19%, 03/14/35, (1-day SOFR + 1.42%)(b)	290	287,019
5.23%, 11/20/35, (1-day SOFR + 1.25%)(b)	140	138,613
5.32%, 06/06/36, (1-day SOFR + 1.35%)(b)	95	94,298
5.61%, 07/21/39, (1-day SOFR + 1.77%)(b)	50	49,901
5.80%, 10/25/28, (1-day SOFR Index + 1.80%)(b)	240	243,329
5.83%, 10/25/33, (1-day SOFR Index + 2.07%)(b)	315	325,059
6.32%, 10/25/29, (1-day SOFR + 1.60%)(b)	200	206,147
6.47%, 10/25/34, (1-day SOFR + 1.85%)(b)	285	303,612
Series J, 1.90%, 01/25/29	135	126,568
Series J, 4.76%, 08/12/30, (1-day SOFR + 0.68%)(b)	110	109,629
Series J, 5.18%, 08/12/34, (1-day SOFR + 1.04%)(b)	65	64,478
Bank of Nova Scotia (The)
2.15%, 08/01/31	141	123,051
2.45%, 02/02/32	220	192,347
4.04%, 09/15/28, (1-day SOFR + 0.76%)(b)	240	238,484
4.25%, 02/02/30, (1-day SOFR + 0.73%)(b)	310	305,197
4.34%, 09/15/31, (1-day SOFR + 1.09%)(b)	205	199,032
4.40%, 09/08/28, (1-day SOFR + 1.00%)(b)	250	249,352
4.58%, 06/05/29, (1-day SOFR + 0.66%)(b)	175	174,264
4.59%, 05/04/37, (5-year CMT + 2.05%)(b)	235	223,308
4.74%, 11/10/32, (1-day SOFR + 1.44%)(b)	180	175,432
4.81%, 02/02/34, (1-day SOFR + 1.05%)(b)	215	207,679
4.85%, 02/01/30	345	344,058
4.90%, 06/05/32, (1-day SOFR + 0.97%)(b)	215	211,703
4.93%, 02/14/29, (1-day SOFR + 0.89%)(b)	310	310,695
5.13%, 02/14/31, (1-day SOFR + 1.07%)(b)	180	180,126
5.25%, 06/12/28	200	202,301
5.45%, 08/01/29	155	158,128
5.65%, 02/01/34	100	101,699
BankUnited, Inc., 5.13%, 06/11/30	65	63,808
Barclays PLC
2.65%, 06/24/31, (1-year CMT + 1.90%)(b)	230	209,443
2.67%, 03/10/32, (1-year CMT + 1.20%)(b)	275	245,429
2.89%, 11/24/32, (1-year CMT + 1.30%)(b)	380	335,948
3.56%, 09/23/35, (5-year CMT + 2.90%)(b)	200	185,799
4.22%, 05/24/30, (1-day SOFR + 0.93%)(b)	250	244,318
4.34%, 01/10/28	310	308,416
4.48%, 11/11/29, (1-day SOFR + 1.08%)(b)	200	197,782
4.52%, 02/24/32, (1-day SOFR + 1.14%)(b)	225	217,348
4.84%, 05/09/28	440	439,284
4.84%, 09/10/28, (1-day SOFR + 1.34%)(b)	220	220,113
4.91%, 06/26/30, (1-day SOFR + 0.91%)(b)	285	283,099
4.94%, 09/10/30, (1-day SOFR + 1.56%)(b)	290	288,144
4.97%, 05/16/29, (3-mo. SOFR US + 2.16%)(b)	395	395,111
5.09%, 02/25/29, (1-day SOFR + 0.96%)(b)	215	215,582
Schedule of Investments
30

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.09%, 06/20/30, (3-mo. SOFR US + 3.32%)(b)	$325	$323,653
5.10%, 06/26/32, (1-day SOFR + 1.14%)(b)	285	280,689
5.21%, 02/24/37, (1-day SOFR + 1.51%)(b)	240	227,531
5.34%, 09/10/35, (1-day SOFR + 1.91%)(b)	470	456,668
5.37%, 02/25/31, (1-day SOFR + 1.23%)(b)	455	456,835
5.59%, 06/26/37, (1-day SOFR + 1.51%)(b)	285	277,421
5.69%, 03/12/30, (1-day SOFR + 1.74%)(b)	440	446,425
5.75%, 08/09/33, (1-year CMT + 3.00%)(b)	230	232,502
5.79%, 02/25/36, (1-day SOFR + 1.59%)(b)	425	424,013
6.22%, 05/09/34, (1-day SOFR + 2.98%)(b)	420	433,646
6.49%, 09/13/29, (1-day SOFR + 2.22%)(b)	265	272,208
6.69%, 09/13/34, (1-day SOFR + 2.62%)(b)	370	392,033
7.12%, 06/27/34, (1-day SOFR + 3.57%)(b)	315	337,392
7.39%, 11/02/28, (1-year CMT + 3.30%)(b)	295	303,329
7.44%, 11/02/33, (1-year CMT + 3.50%)(b)	425	465,630
Blackstone Reg Finance Co. LLC
4.30%, 11/03/30(a)	125	121,533
4.95%, 02/15/36	65	61,772
5.00%, 12/06/34	245	236,959
Canadian Imperial Bank of Commerce
3.60%, 04/07/32	230	212,475
4.24%, 09/08/28, (1-day SOFR Index + 0.60%)(b)	215	214,112
4.28%, 01/29/30, (1-day SOFR Index + 0.79%)(b)	290	285,527
4.58%, 09/08/31, (1-day SOFR Index + 1.17%)(b)	255	249,887
4.63%, 09/11/30, (1-day SOFR + 1.34%)(b)	145	143,394
4.72%, 06/16/29, (1-day SOFR + 0.67%)(b)	170	169,682
4.86%, 03/30/29, (1-day SOFR + 1.03%)(b)	300	300,395
5.00%, 04/28/28	275	276,497
5.05%, 06/16/32, (1-day SOFR Index + 1.01%)(b)	155	153,723
5.25%, 01/13/31, (1-day SOFR + 1.11%)(b)	250	251,196
5.26%, 04/08/29	250	252,519
5.99%, 10/03/28	220	225,081
6.09%, 10/03/33	230	240,287
Capital One N.A., 4.65%, 09/13/28	100	99,971
Citibank N.A.
4.55%, 06/18/29, (1-day SOFR + 0.60%)(b)	500	498,060
4.84%, 08/06/29	350	351,361
4.85%, 06/18/32, (1-day SOFR + 0.91%)(b)	500	492,835
4.91%, 05/29/30	360	360,394
5.57%, 04/30/34	510	517,867
5.80%, 09/29/28	550	562,598
Citigroup, Inc.
2.52%, 11/03/32, (1-day SOFR + 1.18%)(b)	520	455,156
2.56%, 05/01/32, (1-day SOFR + 1.17%)(b)	830	738,135
2.57%, 06/03/31, (1-day SOFR + 2.11%)(b)	756	690,013
2.67%, 01/29/31, (1-day SOFR + 1.15%)(b)	485	447,999
2.98%, 11/05/30, (1-day SOFR + 1.42%)(b)	553	519,426
3.06%, 01/25/33, (1-day SOFR + 1.35%)(b)	705	630,392
3.52%, 10/27/28, (3-mo. CME Term SOFR + 1.41%)(b)	520	513,282
3.79%, 03/17/33, (1-day SOFR + 1.94%)(b)	725	672,160
3.98%, 03/20/30, (3-mo. CME Term SOFR + 1.60%)(b)	540	527,426
4.08%, 04/23/29, (3-mo. CME Term SOFR + 1.45%)(b)	466	461,000
4.13%, 07/25/28	505	498,872
4.41%, 03/31/31, (1-day SOFR + 3.91%)(b)	910	889,889
4.45%, 09/29/27	862	860,227
4.50%, 09/11/31, (1-day SOFR + 1.17%)(b)	740	722,119
4.54%, 09/19/30, (1-day SOFR + 1.34%)(b)	735	725,247
4.79%, 03/04/29, (1-day SOFR + 0.87%)(b)	490	490,063
Security	Par (000)	Value
Banks (continued)
4.91%, 05/24/33, (1-day SOFR + 2.09%)(b)	$640	$627,267
4.95%, 05/07/31, (1-day SOFR + 1.46%)(b)	475	472,072
5.17%, 02/13/30, (1-day SOFR + 1.36%)(b)	700	703,515
5.17%, 09/11/36, (1-day SOFR + 1.49%)(b)	430	417,942
5.33%, 03/27/36, (1-day SOFR + 1.47%)(b)	575	566,055
5.41%, 09/19/39, (5-year CMT + 1.73%)(b)	175	169,189
5.45%, 06/11/35, (1-day SOFR + 1.45%)(b)	605	603,060
5.59%, 11/19/34, (5-year CMT + 1.28%)(b)	270	271,357
5.83%, 02/13/35, (1-day SOFR + 2.06%)(b)	645	643,485
5.88%, 02/22/33	175	178,611
6.00%, 10/31/33	160	164,286
6.02%, 01/24/36, (1-day SOFR + 1.83%)(b)	505	508,384
6.17%, 05/25/34, (1-day SOFR + 2.66%)(b)	640	655,789
6.27%, 11/17/33, (1-day SOFR + 2.34%)(b)	680	712,958
6.63%, 01/15/28	145	148,946
6.63%, 06/15/32	295	313,783
Citizens Bank N.A./Providence RI, 4.19%, 01/29/29, (1-day SOFR + 0.70%)(b)	50	49,547
Citizens Financial Group, Inc.
2.50%, 02/06/30	97	89,011
2.64%, 09/30/32	200	169,680
3.25%, 04/30/30	185	173,630
5.25%, 03/05/31, (1-day SOFR + 1.26%)(b)	85	85,070
5.30%, 01/29/36, (5-year CMT + 1.45%)(b)	25	24,408
5.64%, 05/21/37, (5-year CMT + 2.75%)(b)	50	49,315
5.72%, 07/23/32, (1-day SOFR + 1.91%)(b)	295	298,563
5.84%, 01/23/30, (1-day SOFR + 2.01%)(b)	315	320,659
6.65%, 04/25/35, (1-day SOFR + 2.33%)(b)	150	157,854
Commonwealth Bank of Australia/New York
4.15%, 10/01/30	250	244,269
4.42%, 03/14/28	250	249,548
Series C, 4.36%, 03/27/29	250	248,212
Cooperatieve Rabobank UA/New York, 4.49%, 10/17/29	250	248,529
Deutsche Bank AG/New York
3.04%, 05/28/32, (1-day SOFR + 1.72%)(b)	205	184,300
3.55%, 09/18/31, (1-day SOFR + 3.04%)(b)	330	307,852
3.73%, 01/14/32, (1-day SOFR + 2.76%)(b)	265	244,677
3.74%, 01/07/33, (1-day SOFR + 2.26%)(b)	265	240,102
4.47%, 12/10/31, (1-day SOFR + 1.10%)(b)	200	194,659
4.73%, 02/06/32, (1-day SOFR + 1.14%)(b)	150	145,758
4.88%, 12/01/32, (5-year USD ICE Swap + 2.55%)(b)	240	238,235
4.95%, 08/04/31, (1-day SOFR + 1.30%)(b)	340	334,853
5.00%, 09/11/30, (1-day SOFR + 1.70%)(b)	190	189,211
5.06%, 04/14/32, (1-day SOFR + 1.41%)(b)	150	147,699
5.30%, 05/09/31, (1-day SOFR + 1.72%)(b)	160	159,802
5.37%, 09/09/27	210	212,192
5.37%, 01/10/29, (1-day SOFR + 1.21%)(b)	295	296,944
5.40%, 09/11/35, (1-day SOFR + 2.05%)(b)	270	264,293
5.41%, 05/10/29	235	238,490
5.88%, 07/08/31, (1-day SOFR + 5.44%)(b)	200	201,434
6.72%, 01/18/29, (1-day SOFR + 3.18%)(b)	275	281,579
6.82%, 11/20/29, (1-day SOFR + 2.51%)(b)	350	363,378
7.08%, 02/10/34, (1-day SOFR + 3.65%)(b)	260	274,263
Fifth Third Bancorp
3.95%, 03/14/28	165	163,125
4.00%, 02/01/29(c)	155	151,355
4.34%, 04/25/33, (1-day SOFR + 1.66%)(b)	100	94,730
4.57%, 04/29/32, (1-day SOFR + 0.95%)(b)	305	295,524
4.77%, 07/28/30, (1-day SOFR Index + 2.13%)(b)	190	188,640
31
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
4.90%, 09/06/30, (1-day SOFR + 1.49%)(b)	$125	$124,386
5.14%, 01/29/37, (1-day SOFR + 1.24%)(b)	110	105,241
5.63%, 01/29/32, (1-day SOFR + 1.84%)(b)	265	268,421
5.98%, 01/30/30, (1-day SOFR + 2.16%)(b)(c)	254	259,426
6.34%, 07/27/29, (1-day SOFR + 2.34%)(b)	255	262,002
6.36%, 10/27/28, (1-day SOFR Index + 2.19%)(b)	225	228,843
Fifth Third Bank N.A., 5.33%, 08/25/33, (1-day SOFR + 2.61%)(b)	30	29,470
First Citizens BancShares, Inc.
4.87%, 03/03/32, (1-day SOFR + 1.49%)(b)	75	72,152
5.23%, 03/12/31, (1-day SOFR + 1.41%)(b)	70	68,994
5.60%, 09/05/35, (5-year CMT + 1.85%)(b)	200	194,553
6.25%, 03/12/40, (5-year CMT + 1.97%)(b)	150	145,024
First-Citizens Bank & Trust Co., 6.13%, 03/09/28	75	76,196
FNB Corp., 5.72%, 12/11/30, (1-day SOFR Index + 1.93%)(b)	55	55,150
Goldman Sachs Bank USA/New York, 4.66%, 06/03/29, (1-day SOFR + 0.72%)(b)	400	398,833
Goldman Sachs Group, Inc. (The)
1.99%, 01/27/32, (1-day SOFR + 1.09%)(b)	592	515,864
2.38%, 07/21/32, (1-day SOFR + 1.25%)(b)	960	838,123
2.60%, 02/07/30	499	460,878
2.62%, 04/22/32, (1-day SOFR + 1.28%)(b)	775	688,620
2.65%, 10/21/32, (1-day SOFR + 1.26%)(b)	755	662,820
3.10%, 02/24/33, (1-day SOFR + 1.41%)(b)	925	826,029
3.80%, 03/15/30	548	526,247
3.81%, 04/23/29, (3-mo. CME Term SOFR + 1.42%)(b)	547	538,315
4.15%, 01/21/29, (1-day SOFR + 0.71%)(b)	1,090	1,080,491
4.15%, 10/21/29, (1-day SOFR + 0.90%)(b)	580	571,007
4.22%, 05/01/29, (3-mo. CME Term SOFR + 1.56%)(b)	796	788,072
4.37%, 10/21/31, (1-day SOFR + 1.06%)(b)	720	696,392
4.52%, 01/21/32, (1-day SOFR + 0.96%)(b)	1,190	1,153,119
4.59%, 04/20/30, (1-day SOFR + 0.99%)(b)	730	722,138
4.69%, 10/23/30, (1-day SOFR + 1.14%)(b)	475	469,302
4.94%, 10/21/36, (1-day SOFR + 1.33%)(b)	680	642,286
4.97%, 06/03/32, (1-day SOFR + 1.03%)(b)	625	615,694
5.02%, 10/23/35, (1-day SOFR + 1.42%)(b)	750	719,982
5.05%, 07/23/30, (1-day SOFR + 1.21%)(b)	585	584,809
5.07%, 01/21/37, (1-day SOFR + 1.19%)(b)	915	868,940
5.09%, 04/20/34, (1-day SOFR + 1.34%)(b)	850	829,385
5.21%, 01/28/31, (1-day SOFR + 1.08%)(b)	500	500,458
5.22%, 04/23/31, (1-day SOFR + 1.58%)(b)	690	690,644
5.24%, 07/21/32, (1-day SOFR + 1.17%)(b)	850	845,447
5.33%, 07/23/35, (1-day SOFR + 1.55%)(b)	735	721,813
5.39%, 02/02/41, (5-year CMT + 1.18%)(b)	505	478,851
5.43%, 06/03/37, (1-day SOFR + 1.31%)(b)	450	438,382
5.54%, 01/28/36, (1-day SOFR + 1.38%)(b)	695	688,560
5.66%, 07/21/37, (1-day SOFR + 1.45%)(b)	850	841,824
5.73%, 04/25/30, (1-day SOFR + 1.27%)(b)	565	574,367
5.85%, 04/25/35, (1-day SOFR + 1.55%)(b)	535	542,779
6.13%, 02/15/33(a)	350	367,740
6.35%, 02/15/34	215	220,516
6.48%, 10/24/29, (1-day SOFR + 1.77%)(b)	665	685,443
6.56%, 10/24/34, (1-day SOFR + 1.95%)(b)	330	349,909
HSBC Bank USA N.A, 5.88%, 11/01/34	90	91,701
HSBC Holdings PLC
2.21%, 08/17/29, (1-day SOFR + 1.29%)(b)	440	418,127
2.36%, 08/18/31, (1-day SOFR + 1.95%)(b)	330	296,472
2.80%, 05/24/32, (1-day SOFR + 1.19%)(b)	655	586,007
Security	Par (000)	Value
Banks (continued)
2.85%, 06/04/31, (1-day SOFR + 2.39%)(b)	$320	$294,481
2.87%, 11/22/32, (1-day SOFR + 1.41%)(b)	355	314,289
3.97%, 05/22/30, (3-mo. CME Term SOFR + 1.87%)(b)	665	646,700
4.40%, 03/10/30, (1-day SOFR + 0.99%)(b)	410	403,698
4.58%, 06/19/29, (3-mo. CME Term SOFR + 1.80%)(b)	835	831,708
4.62%, 11/06/31, (1-day SOFR + 1.19%)(b)	480	468,799
4.68%, 03/10/32, (1-day SOFR + 1.21%)(b)	400	389,657
4.71%, 05/12/30, (1-day SOFR + 0.94%)(b)	200	198,027
4.76%, 03/29/33, (1-day SOFR + 2.53%)(b)	405	388,477
4.90%, 03/03/29, (1-day SOFR + 1.03%)(b)	345	345,550
4.95%, 03/31/30	525	525,232
5.13%, 11/19/28, (1-day SOFR + 1.04%)(b)	200	200,887
5.13%, 03/03/31, (1-day SOFR + 1.29%)(b)	350	349,152
5.13%, 11/06/36, (1-day SOFR + 1.43%)(b)	510	488,066
5.21%, 05/12/34, (1-day SOFR + 1.32%)(b)	300	293,667
5.24%, 05/13/31, (1-day SOFR + 1.57%)(b)	450	450,504
5.24%, 08/14/32, (1-day SOFR + 1.16%)(b)	510	506,679
5.28%, 03/10/37, (1-day SOFR + 1.55%)(b)	615	591,405
5.29%, 11/19/30, (1-day SOFR + 1.29%)(b)	445	446,722
5.40%, 08/11/33, (1-day SOFR + 2.87%)(b)	555	553,595
5.45%, 03/03/36, (1-day SOFR + 1.56%)(b)	470	462,015
5.55%, 03/04/30, (1-day SOFR + 1.46%)(b)	520	526,306
5.72%, 03/04/35, (1-day SOFR + 1.78%)(b)	315	316,505
5.73%, 05/17/32, (1-day SOFR + 1.52%)(b)	355	360,799
5.73%, 08/14/37, (1-day SOFR + 1.47%)(b)	710	703,337
5.74%, 09/10/36, (1-day SOFR + 1.96%)(b)	320	314,863
5.79%, 05/13/36, (1-day SOFR + 1.88%)(b)	425	427,388
5.87%, 11/18/35, (1-day SOFR + 1.90%)(b)	385	383,743
6.16%, 03/09/29, (1-day SOFR + 1.97%)(b)	405	412,871
6.25%, 03/09/34, (1-day SOFR + 2.39%)(b)	505	525,062
6.55%, 06/20/34, (1-day SOFR + 2.98%)(b)	445	462,913
7.40%, 11/13/34, (1-day SOFR + 3.02%)(b)	405	440,718
8.11%, 11/03/33, (1-day SOFR + 4.25%)(b)	370	414,397
HSBC USA, Inc., 4.65%, 06/03/28	225	225,007
Huntington Bancshares, Inc./Ohio
2.49%, 08/15/36, (5-year CMT + 1.17%)(b)	75	63,942
2.55%, 02/04/30	283	259,944
4.62%, 01/28/32, (1-day SOFR + 0.99%)(b)	300	291,553
5.02%, 05/17/33, (1-day SOFR + 2.05%)(b)	90	88,164
5.27%, 01/15/31, (1-day SOFR + 1.28%)(b)	215	215,374
5.61%, 01/28/41, (5-year CMT + 1.35%)(b)	75	71,816
5.71%, 02/02/35, (1-day SOFR Index + 1.87%)(b)	385	385,641
6.14%, 11/18/39, (5-year CMT + 1.70%)(b)	80	80,016
6.21%, 08/21/29, (1-day SOFR + 2.02%)(b)	285	291,753
Huntington National Bank (The), 5.65%, 01/10/30	125	127,362
Industrial & Commercial Bank of China Ltd./New York, 3.54%, 11/08/27	250	246,587
ING Groep NV
2.73%, 04/01/32, (1-day SOFR + 1.32%)(b)	200	179,854
4.05%, 04/09/29	235	230,178
4.25%, 03/28/33, (1-day SOFR + 2.07%)(b)	210	200,004
4.55%, 10/02/28	308	306,810
4.86%, 03/25/29, (1-day SOFR + 1.01%)(b)	200	200,207
5.07%, 03/25/31, (1-day SOFR Index + 1.23%)(b)	200	199,672
5.34%, 03/19/30, (1-day SOFR Index + 1.44%)(b)	260	262,502
5.42%, 03/23/37, (1-day SOFR Index + 1.61%)(b)	200	195,354
5.53%, 03/25/36, (1-day SOFR + 1.61%)(b)	200	198,607
5.55%, 03/19/35, (1-day SOFR + 1.77%)(b)	425	425,235
6.11%, 09/11/34, (1-day SOFR + 2.09%)(b)	250	259,585
Schedule of Investments
32

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Series VAR, 4.80%, 03/23/32, (1-day SOFR Index + 1.26%)(b)	$200	$196,259
JPMorgan Chase & Co.
1.76%, 11/19/31, (3-mo. CME Term SOFR + 1.11%)(b)	355	310,165
1.95%, 02/04/32, (1-day SOFR + 1.07%)(b)	725	633,801
2.07%, 06/01/29, (1-day SOFR + 1.02%)(b)	470	448,764
2.52%, 04/22/31, (1-day SOFR + 2.04%)(b)	650	596,472
2.55%, 11/08/32, (1-day SOFR + 1.18%)(b)	795	698,822
2.58%, 04/22/32, (3-mo. CME Term SOFR + 1.25%)(b)	960	857,280
2.74%, 10/15/30, (3-mo. CME Term SOFR + 1.51%)(b)	845	790,708
2.96%, 05/13/31, (3-mo. CME Term SOFR + 2.52%)(b)	644	596,751
2.96%, 01/25/33, (1-day SOFR + 1.26%)(b)	785	701,104
3.51%, 01/23/29, (3-mo. CME Term SOFR + 1.21%)(b)	598	588,593
3.63%, 12/01/27	296	292,870
3.70%, 05/06/30, (3-mo. CME Term SOFR + 1.42%)(b)	580	562,240
4.01%, 04/23/29, (3-mo. CME Term SOFR + 1.38%)(b)	527	520,977
4.20%, 07/23/29, (3-mo. CME Term SOFR + 1.52%)(b)	572	566,256
4.25%, 10/01/27	358	357,302
4.26%, 10/22/31, (1-day SOFR + 0.93%)(b)	510	493,805
4.35%, 01/22/32, (1-day SOFR + 0.84%)(b)	550	532,524
4.41%, 04/23/30, (1-day SOFR + 0.82%)(b)	750	740,014
4.45%, 12/05/29, (3-mo. CME Term SOFR + 1.59%)(b)	593	588,335
4.49%, 03/24/31, (3-mo. CME Term SOFR + 3.79%)(b)	720	708,155
4.51%, 10/22/28, (1-day SOFR + 0.86%)(b)	490	489,396
4.57%, 06/14/30, (1-day SOFR + 1.75%)(b)	475	470,529
4.59%, 04/26/33, (1-day SOFR + 1.80%)(b)	555	537,532
4.60%, 10/22/30, (1-day SOFR + 1.04%)(b)	610	603,393
4.62%, 04/23/32, (1-day SOFR + 0.99%)(b)	665	649,979
4.81%, 10/22/36, (1-day SOFR + 1.19%)(b)	575	545,021
4.86%, 07/23/30, (1-day SOFR + 0.85%)(b)	650	648,036
4.90%, 01/22/37, (1-day SOFR + 1.07%)(b)	525	499,266
4.91%, 07/25/33, (1-day SOFR + 2.08%)(b)	1,025	1,007,487
4.92%, 01/24/29, (1-day SOFR + 0.80%)(b)	415	416,641
4.95%, 10/22/35, (1-day SOFR + 1.34%)(b)	670	648,252
5.00%, 07/22/30, (1-day SOFR + 1.13%)(b)	675	675,594
5.01%, 01/23/30, (1-day SOFR + 1.31%)(b)	580	581,755
5.04%, 07/23/32, (1-day SOFR + 1.02%)(b)	715	710,483
5.10%, 04/22/31, (1-day SOFR + 1.44%)(b)	590	590,928
5.14%, 01/24/31, (1-day SOFR + 1.01%)(b)	600	601,938
5.15%, 04/23/37, (1-day SOFR + 1.26%)(b)	905	875,759
5.19%, 02/05/37, (1-day SOFR + 1.30%)(b)	325	311,494
5.29%, 07/22/35, (1-day SOFR + 1.46%)(b)	890	880,658
5.30%, 07/24/29, (1-day SOFR + 1.45%)(b)	505	509,806
5.34%, 01/23/35, (1-day SOFR + 1.62%)(b)	780	776,048
5.35%, 06/01/34, (1-day SOFR + 1.85%)(b)	1,140	1,140,754
5.50%, 01/24/36, (1-day SOFR + 1.32%)(b)	620	619,689
5.57%, 04/22/36, (1-day SOFR + 1.68%)(b)	645	647,038
5.58%, 04/22/30, (1-day SOFR + 1.16%)(b)	635	644,875
5.58%, 07/23/36, (1-day SOFR + 1.64%)(b)	675	669,438
5.72%, 09/14/33, (1-day SOFR + 2.58%)(b)	795	805,880
5.77%, 04/22/35, (1-day SOFR + 1.49%)(b)	730	744,471
Security	Par (000)	Value
Banks (continued)
5.80%, 07/23/41, (5-year CMT + 1.25%)(b)	$200	$197,713
6.09%, 10/23/29, (1-day SOFR + 1.57%)(b)	500	512,851
6.25%, 10/23/34, (1-day SOFR + 1.81%)(b)	915	960,982
8.75%, 09/01/30	162	184,151
KeyBank N.A.
3.90%, 04/13/29	250	242,932
4.90%, 08/08/32	250	241,013
5.00%, 01/26/33	65	63,182
5.85%, 11/15/27	250	253,222
6.95%, 02/01/28	50	51,408
KeyCorp
2.55%, 10/01/29	153	142,467
4.10%, 04/30/28	275	272,120
4.79%, 06/01/33, (1-day SOFR Index + 2.06%)(b)	155	149,431
5.12%, 04/04/31, (1-day SOFR Index + 1.23%)(b)	255	254,684
5.31%, 01/28/37, (1-day SOFR + 1.37%)(b)	55	52,805
6.40%, 03/06/35, (1-day SOFR Index + 2.42%)(b)	215	223,632
Kreditanstalt fuer Wiederaufbau
0.75%, 09/30/30	600	517,447
1.75%, 09/14/29	458	423,577
2.88%, 04/03/28	707	691,178
3.50%, 08/09/28	45	44,286
3.50%, 05/15/29	45	43,955
3.75%, 02/15/28	930	922,232
3.75%, 07/15/30	1,150	1,120,528
3.75%, 03/14/31	30	29,082
3.88%, 06/15/28	925	917,398
4.00%, 03/15/29	1,105	1,094,224
4.13%, 07/15/33	900	872,998
4.38%, 02/28/34	430	422,207
4.63%, 03/18/30	585	587,988
4.75%, 10/29/30	490	494,825
Series GLOB, 3.88%, 05/15/28	230	228,206
Landwirtschaftliche Rentenbank
0.88%, 09/03/30	285	247,767
3.63%, 10/08/30	115	111,380
3.88%, 09/28/27	240	238,838
3.88%, 06/14/28	290	287,507
4.13%, 05/28/30	265	261,765
4.63%, 04/17/29	325	326,624
5.00%, 10/24/33	207	211,058
Series 37, 2.50%, 11/15/27	330	322,864
Lloyds Banking Group PLC
3.57%, 11/07/28, (3-mo. SOFR US + 1.47%)(b)	380	375,211
4.24%, 02/10/30, (1-year CMT + 0.60%)(b)	200	196,551
4.38%, 03/22/28	300	298,735
4.43%, 11/04/31, (1-year CMT + 0.82%)(b)	230	223,429
4.55%, 08/16/28	305	303,954
4.82%, 06/13/29, (1-year CMT + 0.83%)(b)	200	200,078
4.94%, 11/04/36, (1-year CMT + 0.97%)(b)	245	231,889
4.98%, 08/11/33, (1-year CMT + 2.30%)(b)	255	249,973
5.09%, 11/26/28, (1-year CMT + 0.85%)(b)	255	256,134
5.20%, 08/17/32, (1-year CMT + 0.80%)(b)	200	199,298
5.59%, 11/26/35, (1-year CMT + 1.20%)(b)	200	199,886
5.68%, 01/05/35, (1-year CMT + 1.75%)(b)	405	408,426
5.70%, 08/17/37, (1-year CMT + 1.00%)(b)	200	198,252
5.72%, 06/05/30, (1-year CMT + 1.07%)(b)	395	401,805
5.87%, 03/06/29, (1-year CMT + 1.70%)(b)	280	284,581
6.07%, 06/13/36, (1-year CMT + 1.60%)(b)	300	301,023
7.95%, 11/15/33, (1-year CMT + 3.75%)(b)	205	227,688
33
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
M&T Bank Corp.
4.83%, 01/16/29, (1-day SOFR + 0.93%)(b)	$135	$135,121
5.05%, 01/27/34, (1-day SOFR + 1.85%)(b)	230	223,684
5.18%, 07/08/31, (1-day SOFR + 1.40%)(b)	105	104,880
5.30%, 04/18/36, (5-year CMT + 1.38%)(b)	50	48,979
5.39%, 01/16/36, (1-day SOFR + 1.61%)(b)	195	189,981
5.40%, 07/30/35, (5-year CMT + 1.43%)(b)	65	64,428
6.08%, 03/13/32, (1-day SOFR + 2.26%)(b)	280	288,462
7.41%, 10/30/29, (1-day SOFR + 2.80%)(b)	220	230,918
Manufacturers & Traders Trust Co., 4.70%, 01/27/28	150	149,994
Mitsubishi UFJ Financial Group, Inc.
2.05%, 07/17/30	120	107,401
2.31%, 07/20/32, (1-year CMT + 0.95%)(b)	418	364,757
2.49%, 10/13/32, (1-year CMT + 0.97%)(b)	250	218,667
2.56%, 02/25/30	255	235,005
2.85%, 01/19/33, (1-year CMT + 1.10%)(b)	245	216,618
3.20%, 07/18/29	380	362,816
3.74%, 03/07/29	350	341,822
3.96%, 03/02/28	306	303,296
4.05%, 09/11/28	250	246,857
4.32%, 04/19/33, (1-year CMT + 1.55%)(b)	170	161,476
4.51%, 01/14/32, (1-year CMT + 0.80%)(b)	265	257,504
4.53%, 09/12/31, (1-year CMT + 0.80%)(b)	330	322,010
4.85%, 04/21/32, (1-year CMT + 0.92%)(b)	275	269,876
4.98%, 07/24/30, (1-year CMT + 0.67%)(b)	200	199,842
5.06%, 01/14/37, (1-year CMT + 0.90%)(b)	220	210,305
5.13%, 07/20/33, (1-year CMT + 2.13%)(b)	325	321,215
5.16%, 04/24/31, (1-year CMT + 1.17%)(b)	290	290,049
5.19%, 07/23/32, (1-year CMT + 0.82%)(b)	200	198,907
5.19%, 09/12/36, (1-year CMT + 0.93%)(b)	200	193,836
5.20%, 01/16/31, (1-year CMT + 0.78%)(b)	210	210,467
5.24%, 04/19/29, (1-year CMT + 1.70%)(b)	200	201,287
5.26%, 04/17/30, (1-year CMT + 0.82%)(b)	215	216,567
5.33%, 04/21/37, (1-year CMT + 1.02%)(b)	340	330,894
5.35%, 09/13/28, (1-year CMT + 1.90%)(b)	115	115,778
5.41%, 04/19/34, (1-year CMT + 1.97%)(b)	225	225,227
5.42%, 02/22/29, (1-year CMT + 1.38%)(b)	250	252,273
5.43%, 04/17/35, (1-year CMT + 1.00%)(b)	350	347,616
5.44%, 02/22/34, (1-year CMT + 1.63%)(b)	265	265,504
5.47%, 09/13/33, (1-year CMT + 2.13%)(b)	60	60,282
5.48%, 02/22/31, (1-year CMT + 1.53%)(b)	180	181,860
5.57%, 01/16/36, (1-year CMT + 0.95%)(b)	200	199,780
5.57%, 07/24/37, (1-year CMT + 0.95%)(b)	200	198,224
5.62%, 04/24/36, (1-year CMT + 1.27%)(b)	200	200,144
Mizuho Financial Group, Inc.
1.98%, 09/08/31, (3-mo. CME Term SOFR + 1.53%)(b)	160	141,494
2.17%, 05/22/32, (1-year CMT + 0.87%)(b)	200	174,315
2.20%, 07/10/31, (3-mo. CME Term SOFR + 1.77%)(b)	275	246,564
2.26%, 07/09/32, (1-year CMT + 0.90%)(b)	200	174,375
2.56%, 09/13/31	230	201,292
2.59%, 05/25/31, (3-mo. CME Term SOFR + 1.33%)(b)	125	114,118
2.87%, 09/13/30, (3-mo. CME Term SOFR + 1.57%)(b)	200	187,957
3.15%, 07/16/30, (3-mo. CME Term SOFR + 1.39%)(b)	205	194,890
3.17%, 09/11/27	245	241,705
3.26%, 05/22/30, (1-year CMT + 1.25%)(b)	120	114,913
Security	Par (000)	Value
Banks (continued)
4.02%, 03/05/28	$295	$292,348
4.25%, 09/11/29, (3-mo. CME Term SOFR + 1.53%)(b)	285	281,915
4.44%, 05/12/32, (1-year CMT + 0.70%)(b)	300	289,782
4.71%, 07/08/31, (1-year CMT + 0.92%)(b)	380	374,272
4.78%, 07/13/30, (1-year CMT + 0.68%)(b)	200	198,515
4.97%, 07/13/32, (1-year CMT + 0.83%)(b)	200	197,206
5.05%, 05/12/37, (1-year CMT + 0.85%)(b)	200	190,553
5.34%, 07/13/37, (1-year CMT + 0.97%)(b)	200	194,015
5.38%, 05/26/30, (1-year CMT + 1.12%)(b)	200	202,067
5.38%, 07/10/30, (1-year CMT + 1.08%)(b)	200	201,976
5.41%, 09/13/28, (1-year CMT + 2.05%)(b)	225	226,675
5.58%, 05/26/35, (1-year CMT + 1.30%)(b)	200	200,315
5.59%, 07/10/35, (1-year CMT + 1.30%)(b)	215	215,341
5.67%, 05/27/29, (1-year CMT + 1.50%)(b)	50	50,717
5.67%, 09/13/33, (1-year CMT + 2.40%)(b)	200	203,183
5.74%, 05/27/31, (1-year CMT + 1.65%)(b)	25	25,472
5.75%, 05/27/34, (1-year CMT + 1.80%)(b)	200	203,419
5.75%, 07/06/34, (1-year CMT + 1.90%)(b)	220	223,580
5.78%, 07/06/29, (1-year CMT + 1.65%)(b)	320	325,474
Morgan Stanley
1.79%, 02/13/32, (1-day SOFR + 1.03%)(b)	685	591,055
1.93%, 04/28/32, (1-day SOFR + 1.02%)(b)	705	607,684
2.24%, 07/21/32, (1-day SOFR + 1.18%)(b)	850	737,746
2.48%, 09/16/36, (1-day SOFR + 1.36%)(b)	565	484,742
2.51%, 10/20/32, (1-day SOFR + 1.20%)(b)	680	595,048
2.70%, 01/22/31, (1-day SOFR + 1.14%)(b)	805	744,208
2.94%, 01/21/33, (1-day SOFR + 1.29%)(b)	655	580,938
3.59%, 07/22/28(b)	716	708,809
3.62%, 04/01/31, (1-day SOFR + 3.12%)(b)	675	642,048
3.77%, 01/24/29, (3-mo. CME Term SOFR + 1.40%)(b)	701	692,190
4.24%, 01/09/30, (1-day SOFR + 0.80%)(b)	595	585,212
4.43%, 01/23/30, (3-mo. CME Term SOFR + 1.89%)(b)	674	665,939
4.49%, 01/16/32, (1-day SOFR + 0.95%)(b)	630	610,787
4.56%, 04/10/30, (1-day SOFR Index + 0.96%)(b)	645	637,744
4.65%, 10/18/30, (1-day SOFR + 1.10%)(b)	685	677,142
4.71%, 03/12/32, (1-day SOFR + 1.20%)(b)	700	683,337
4.81%, 04/16/32, (1-day SOFR Index + 1.18%)(b)	460	450,489
4.87%, 07/12/29, (1-day SOFR Index + 0.85%)(b)	335	335,048
4.89%, 07/20/33, (1-day SOFR + 2.08%)(b)	460	449,556
4.99%, 04/12/29, (1-day SOFR + 1.38%)(b)	455	456,543
5.04%, 07/19/30, (1-day SOFR + 1.22%)(b)	675	675,979
5.07%, 01/30/37, (1-day SOFR + 1.18%)(b)	890	848,244
5.12%, 02/01/29, (1-day SOFR + 1.73%)(b)	520	522,822
5.16%, 04/20/29, (1-day SOFR + 1.59%)(b)	685	689,296
5.17%, 01/16/30, (1-day SOFR + 1.45%)(b)	515	517,340
5.17%, 07/14/32, (1-day SOFR Index + 1.16%)(b)	445	441,642
5.19%, 04/17/31, (1-day SOFR + 1.51%)(b)	650	651,182
5.23%, 01/15/31, (1-day SOFR + 1.11%)(b)	610	612,363
5.25%, 04/21/34, (1-day SOFR + 1.87%)(b)	790	780,809
5.30%, 04/10/37, (1-day SOFR Index + 1.41%)(b)	785	760,071
5.30%, 04/20/37, (1-day SOFR + 2.62%)(b)	405	396,871
5.31%, 01/18/41, (5-year CMT + 1.17%)(b)	200	189,685
5.32%, 07/19/35, (1-day SOFR + 1.56%)(b)	765	753,040
5.42%, 07/21/34, (1-day SOFR + 1.88%)(b)	645	642,194
5.45%, 07/20/29, (1-day SOFR + 1.63%)(b)	390	394,226
5.47%, 01/18/35, (1-day SOFR + 1.73%)(b)	675	671,709
5.59%, 01/18/36, (1-day SOFR + 1.42%)(b)	635	634,024
5.61%, 07/17/37, (1-day SOFR Index + 1.43%)(b)	265	262,272
Schedule of Investments
34

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.66%, 04/18/30, (1-day SOFR + 1.26%)(b)	$565	$573,656
5.66%, 04/17/36, (1-day SOFR + 1.76%)(b)	625	626,823
5.83%, 04/19/35, (1-day SOFR + 1.58%)(a)(b)	765	777,949
5.94%, 02/07/39, (5-year CMT + 1.80%)(b)	315	316,354
5.95%, 01/19/38, (5-year CMT + 2.43%)(b)	420	425,046
6.30%, 10/18/28, (1-day SOFR + 2.24%)(b)	500	509,223
6.34%, 10/18/33, (1-day SOFR + 2.56%)(a)(b)	745	780,454
6.41%, 11/01/29, (1-day SOFR + 1.83%)(b)	410	422,490
6.63%, 11/01/34, (1-day SOFR + 2.05%)(b)	550	585,688
7.25%, 04/01/32	330	366,050
Series I, 4.13%, 10/18/29, (1-day SOFR + 0.91%)(b)	435	428,207
Series I, 4.36%, 10/22/31, (1-day SOFR + 1.07%)(b)	610	590,085
Series I, 4.89%, 10/22/36, (1-day SOFR + 1.31%)(b)	455	430,236
Morgan Stanley Bank N.A.
4.79%, 05/10/30, (1-day SOFR Index + 0.97%)(b)	250	248,690
5.02%, 01/12/29, (1-day SOFR + 0.91%)(b)	460	461,850
Morgan Stanley Private Bank N.A.
4.20%, 11/17/28, (1-day SOFR + 0.78%)(b)	525	521,958
4.21%, 02/08/30, (1-day SOFR + 0.76%)(b)	500	491,488
4.47%, 11/19/31, (1-day SOFR + 1.02%)(b)	500	486,307
4.73%, 07/18/31, (1-day SOFR + 1.08%)(b)	460	453,202
National Australia Bank Ltd./New York
4.31%, 06/13/28	250	248,941
4.43%, 06/04/29	250	248,517
4.50%, 10/26/27	250	250,076
4.53%, 06/13/30	250	248,094
4.79%, 01/10/29	250	251,091
4.90%, 01/14/30	250	251,446
4.94%, 01/12/28	250	251,488
National Bank of Canada
4.50%, 10/10/29	30	29,690
5.25%, 09/08/29(b)	250	250,120
5.60%, 12/18/28	270	275,043
NatWest Group PLC
3.03%, 11/28/35, (5-year CMT + 2.35%)(b)	200	182,302
4.45%, 05/08/30, (3-mo. SOFR US + 2.13%)(b)	255	251,236
4.89%, 05/18/29, (3-mo. SOFR US + 2.01%)(b)	335	335,472
4.96%, 08/15/30, (1-year CMT + 1.22%)(b)	260	259,721
4.98%, 06/18/32, (1-year CMT + 0.80%)(b)	200	197,244
5.08%, 01/27/30, (3-mo. SOFR US + 2.17%)(b)	390	390,980
5.12%, 05/23/31, (1-year CMT + 1.05%)(b)	200	199,582
5.52%, 09/30/28, (1-year CMT + 2.27%)(b)	220	221,998
5.78%, 03/01/35, (1-year CMT + 1.50%)(b)	295	298,977
5.81%, 09/13/29, (1-year CMT + 1.95%)(b)	250	254,622
6.02%, 03/02/34, (1-year CMT + 2.10%)(b)	200	206,320
6.48%, 06/01/34, (5-year CMT + 2.20%)(b)	210	215,389
Northern Trust Corp.
1.95%, 05/01/30	190	171,557
3.15%, 05/03/29	162	155,872
3.65%, 08/03/28	106	104,331
4.15%, 11/19/30	160	155,749
5.12%, 11/19/40, (5-year CMT + 1.05%)(b)	65	61,941
6.13%, 11/02/32	180	188,870
Oesterreichische Kontrollbank AG
3.63%, 09/09/27	130	129,068
3.75%, 09/05/29	270	264,640
3.75%, 09/10/30	45	43,775
3.75%, 01/15/31	55	53,311
Security	Par (000)	Value
Banks (continued)
4.00%, 05/28/28	$230	$228,464
4.13%, 01/18/29	505	501,433
4.25%, 03/01/28	355	354,261
4.50%, 01/24/30	315	315,219
Pinnacle Bank/Nashville TN, 5.63%, 02/15/28	35	35,292
Pinnacle Financial Partners, Inc.
5.60%, 05/19/32, (1-day SOFR + 1.70%)(b)	70	69,151
6.17%, 11/01/30, (1-day SOFR + 2.35%)(b)	130	132,085
PNC Bank N.A.
2.70%, 10/22/29	250	233,997
3.25%, 01/22/28	260	255,573
4.05%, 07/26/28	305	301,389
PNC Financial Services Group, Inc. (The)
2.31%, 04/23/32, (1-day SOFR + 0.98%)(b)	319	281,613
2.55%, 01/22/30	510	471,747
3.45%, 04/23/29	519	502,675
4.08%, 01/26/29, (1-day SOFR + 0.61%)(b)	60	59,552
4.62%, 10/26/29, (1-day SOFR + 0.68%)(b)	150	149,488
4.63%, 06/06/33, (1-day SOFR Index + 1.85%)(b)	220	210,375
4.81%, 10/21/32, (1-day SOFR + 1.26%)(b)	380	373,098
4.83%, 07/19/30, (1-day SOFR + 0.80%)(b)	180	179,371
4.90%, 05/13/31, (1-day SOFR + 1.33%)(b)	230	228,689
5.07%, 01/24/34, (1-day SOFR + 1.93%)(b)	370	363,604
5.22%, 01/29/31, (1-day SOFR + 1.07%)(b)	275	276,594
5.35%, 12/02/28, (1-day SOFR + 1.62%)(b)	270	272,407
5.37%, 07/21/36, (1-day SOFR + 1.42%)(b)	100	98,605
5.40%, 07/23/35, (1-day SOFR + 1.60%)(b)	380	376,736
5.42%, 01/25/41, (5-year CMT + 1.17%)(b)	135	129,071
5.46%, 07/21/37, (1-day SOFR + 1.27%)(b)	180	177,173
5.49%, 05/14/30, (1-day SOFR + 1.20%)(b)	450	456,247
5.58%, 06/12/29, (1-day SOFR + 1.84%)(b)	572	580,371
5.58%, 01/29/36, (1-day SOFR + 1.39%)(b)	345	345,196
5.68%, 01/22/35, (1-day SOFR + 1.90%)(b)	380	383,943
5.94%, 08/18/34, (1-day SOFR + 1.95%)(b)	250	257,649
6.04%, 10/28/33, (1-day SOFR Index + 2.14%)(b)	380	392,731
6.88%, 10/20/34, (1-day SOFR + 2.28%)(b)	520	563,265
Regions Financial Corp.
1.80%, 08/12/28	170	160,581
5.50%, 09/06/35, (1-day SOFR + 2.06%)(b)	170	167,462
5.72%, 06/06/30, (1-day SOFR + 1.49%)(b)	150	152,528
Royal Bank of Canada
2.30%, 11/03/31	555	487,893
3.88%, 05/04/32	310	291,308
4.00%, 11/03/28, (1-day SOFR + 0.70%)(b)	180	178,652
4.31%, 11/03/31, (1-day SOFR + 0.98%)(b)	275	266,679
4.40%, 04/17/30, (1-day SOFR + 0.84%)(b)	385	379,760
4.50%, 08/06/29, (1-day SOFR + 0.89%)(b)	310	308,264
4.52%, 10/18/28, (1-day SOFR Index + 0.86%)(b)	225	224,716
4.61%, 05/03/32, (1-day SOFR + 1.01%)(b)	455	445,117
4.65%, 07/10/29, (1-day SOFR + 0.61%)(b)	250	249,368
4.65%, 10/18/30, (1-day SOFR Index + 1.08%)(b)	465	460,179
4.70%, 08/06/31, (1-day SOFR + 1.06%)(b)	250	246,276
4.90%, 01/12/28	210	211,068
4.95%, 02/01/29	175	176,040
4.95%, 08/05/32, (1-day SOFR Index + 0.95%)(b)	235	232,406
4.97%, 01/24/29, (1-day SOFR + 0.83%)(b)	335	336,080
4.97%, 08/02/30, (1-day SOFR + 1.10%)(b)	310	310,272
4.97%, 05/02/31, (1-day SOFR Index + 1.13%)(b)	240	239,354
5.00%, 02/01/33	420	415,906
5.00%, 05/02/33	230	227,647
5.15%, 02/04/31, (1-day SOFR + 1.03%)(b)	410	411,230
35
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.15%, 02/01/34	$380	$380,173
5.20%, 08/01/28	270	273,070
6.00%, 11/01/27	355	361,304
Santander Holdings USA, Inc.
5.04%, 06/05/30, (1-day SOFR + 1.10%)(b)	100	99,363
5.22%, 06/05/32, (1-day SOFR + 1.28%)(a)(b)	100	98,573
5.35%, 09/06/30, (1-day SOFR + 1.94%)(b)	180	180,296
5.47%, 03/20/29, (1-day SOFR + 1.61%)(b)	175	176,119
5.70%, 06/05/37, (1-day SOFR + 1.60%)(b)	305	297,339
5.74%, 03/20/31, (1-day SOFR + 1.88%)(b)	150	151,956
6.17%, 01/09/30, (1-day SOFR + 2.50%)(b)	205	209,522
6.34%, 05/31/35, (1-day SOFR + 2.14%)(b)	145	149,768
6.50%, 03/09/29, (1-day SOFR + 2.36%)(b)	280	285,990
6.57%, 06/12/29, (1-day SOFR + 2.70%)(b)	205	210,048
7.66%, 11/09/31, (1-day SOFR + 3.28%)(b)	115	124,356
Santander U.K. Group Holdings PLC
3.82%, 11/03/28, (3-mo. SOFR US + 1.66%)(b)	240	237,236
4.86%, 09/11/30, (1-day SOFR Index + 1.55%)(b)	210	207,879
5.14%, 09/22/36, (1-day SOFR Index + 1.58%)(b)	260	246,485
5.69%, 04/15/31, (1-day SOFR Index + 1.52%)(b)	230	232,892
6.53%, 01/10/29, (1-day SOFR + 2.60%)(b)	260	265,400
State Street Bank & Trust Co.
4.70%, 07/23/29	250	250,427
4.78%, 11/23/29	250	250,519
State Street Corp.
2.20%, 03/03/31	170	150,275
2.40%, 01/24/30	231	214,690
2.62%, 02/07/33, (1-day SOFR + 1.00%)(b)	140	123,310
3.03%, 11/01/34, (1-day SOFR + 1.49%)(b)	65	60,897
3.15%, 03/30/31, (1-day SOFR + 2.65%)(b)	115	108,440
4.14%, 12/03/29, (3-mo. CME Term SOFR + 1.29%)(b)	140	138,171
4.16%, 08/04/33, (1-day SOFR + 1.73%)(b)	239	226,260
4.33%, 10/22/27	260	259,766
4.42%, 05/13/33, (1-day SOFR + 1.61%)(b)	130	125,201
4.53%, 02/20/29, (1-day SOFR + 1.02%)(b)	235	234,757
4.54%, 02/28/28	325	325,384
4.56%, 04/23/32, (1-day SOFR + 0.91%)(b)	215	210,208
4.68%, 10/22/32, (1-day SOFR + 1.05%)(b)	305	298,965
4.73%, 02/28/30	215	214,429
4.78%, 10/23/36, (1-day SOFR + 1.22%)(b)	150	142,293
4.82%, 01/26/34, (1-day SOFR + 1.57%)(b)	190	185,706
4.83%, 04/24/30	280	280,372
5.09%, 04/24/37, (1-day SOFR + 1.20%)(b)	145	140,304
5.15%, 02/28/36, (1-day SOFR + 1.22%)(b)	195	191,149
5.16%, 05/18/34, (1-day SOFR + 1.89%)(b)	385	382,804
5.68%, 11/21/29, (1-day SOFR + 1.48%)(b)	250	255,001
5.82%, 11/04/28, (1-day SOFR + 1.72%)(b)	125	126,756
6.12%, 11/21/34, (1-day SOFR + 1.96%)(b)	55	57,068
Sumitomo Mitsui Financial Group, Inc.
1.71%, 01/12/31	200	173,382
1.90%, 09/17/28	435	410,694
2.13%, 07/08/30	165	147,986
2.14%, 09/23/30	195	173,694
2.22%, 09/17/31	280	243,019
2.47%, 01/14/29	200	189,540
2.75%, 01/15/30	295	274,115
3.04%, 07/16/29	550	522,709
3.35%, 10/18/27	215	212,138
3.54%, 01/17/28	180	177,379
3.94%, 07/19/28	100	98,713
Security	Par (000)	Value
Banks (continued)
4.11%, 01/15/29	$200	$196,716
4.31%, 10/16/28(a)	170	168,444
4.49%, 01/15/32, (1-day SOFR + 1.02%)(b)	205	198,931
4.95%, 07/08/33, (1-day SOFR + 1.38%)(b)	30	29,344
5.05%, 01/15/37, (1-day SOFR + 1.22%)(b)	360	344,235
5.25%, 07/08/36, (1-day SOFR + 1.50%)(b)	200	195,086
5.32%, 07/09/29	200	202,298
5.33%, 03/03/41, (5-year CMT + 1.30%)(b)	100	95,042
5.42%, 07/09/31	225	227,143
5.52%, 01/13/28	405	409,794
5.56%, 07/09/34	315	316,438
5.63%, 01/15/35	200	201,378
5.71%, 01/13/30	235	239,650
5.72%, 09/14/28	235	239,066
5.77%, 01/13/33	425	434,123
5.78%, 07/13/33	200	204,069
5.80%, 07/13/28	220	224,157
5.81%, 09/14/33	220	225,134
5.85%, 07/13/30	215	220,610
Toronto-Dominion Bank (The)
2.00%, 09/10/31	340	296,765
2.45%, 01/12/32	175	153,068
3.20%, 03/10/32	375	340,048
3.91%, 01/13/28	185	183,181
4.11%, 10/13/28	295	291,306
4.36%, 04/23/29	215	212,457
4.41%, 01/13/31	75	73,391
4.46%, 06/08/32	455	439,911
4.57%, 06/02/28	260	259,428
4.69%, 09/15/27	420	421,044
4.78%, 12/17/29	320	319,599
4.81%, 06/03/30	405	402,913
4.86%, 01/31/28	220	220,614
4.87%, 04/22/33	150	146,181
4.93%, 10/15/35	270	258,745
4.99%, 04/05/29	250	251,231
5.15%, 09/10/34, (5-year CMT + 1.50%)(b)	115	114,506
5.16%, 01/10/28	310	312,053
5.30%, 01/30/32	240	241,658
5.52%, 07/17/28	320	324,885
Series F, 4.85%, 07/27/29	160	159,902
Truist Bank
2.25%, 03/11/30	265	240,519
4.14%, 10/23/29, (1-day SOFR + 0.91%)(b)	250	246,334
Series I, 4.14%, 01/27/29, (1-day SOFR + 0.66%)(b)	250	247,853
Truist Financial Corp.
1.89%, 06/07/29, (1-day SOFR + 0.86%)(b)	230	218,384
1.95%, 06/05/30	140	125,590
3.88%, 03/19/29	160	156,114
4.60%, 01/27/32, (1-day SOFR + 0.97%)(b)	215	209,347
4.87%, 01/26/29, (1-day SOFR + 1.44%)(b)	315	315,330
4.92%, 07/28/33, (1-day SOFR + 2.24%)(b)	260	250,720
4.96%, 10/23/36, (1-day SOFR + 1.40%)(b)	220	208,506
5.07%, 05/20/31, (1-day SOFR + 1.31%)(b)	265	264,343
5.12%, 01/26/34, (1-day SOFR + 1.85%)(b)	380	372,808
5.15%, 08/05/32, (1-day SOFR + 1.57%)(b)	285	282,626
5.44%, 01/24/30, (1-day SOFR + 1.62%)(b)	347	350,629
5.71%, 01/24/35, (1-day SOFR + 1.92%)(b)	455	457,914
5.87%, 06/08/34, (1-day SOFR + 2.36%)(b)	294	299,199
6.12%, 10/28/33, (1-day SOFR + 2.30%)(b)	200	207,153
Schedule of Investments
36

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
7.16%, 10/30/29, (1-day SOFR + 2.45%)(b)	$385	$402,316
Series I, 4.68%, 04/23/32, (1-day SOFR + 1.09%)(b)	280	273,024
Series I, 4.96%, 07/23/30, (1-day SOFR + 0.88%)(b)	120	119,607
Series I, 5.28%, 04/23/37, (1-day SOFR + 1.41%)(b)	220	212,481
U.S. Bancorp
1.38%, 07/22/30	400	349,881
2.49%, 11/03/36, (5-year CMT + 0.95%)(b)	250	215,347
2.68%, 01/27/33, (1-day SOFR + 1.02%)(b)	215	189,233
3.00%, 07/30/29	230	218,586
3.90%, 04/26/28	237	234,430
4.48%, 01/26/32, (1-day SOFR + 0.87%)(b)	215	209,335
4.65%, 02/01/29, (1-day SOFR + 1.23%)(b)	405	404,580
4.84%, 02/01/34, (1-day SOFR + 1.60%)(b)	485	470,222
4.86%, 07/27/30, (1-day SOFR + 0.78%)(b)	210	209,409
4.97%, 07/22/33, (1-day SOFR + 2.11%)(b)	315	306,835
5.03%, 01/26/37, (1-day SOFR + 1.10%)(b)	135	129,683
5.05%, 02/12/31, (1-day SOFR + 1.06%)(b)	225	224,795
5.08%, 05/15/31, (1-day SOFR + 1.30%)(b)	231	230,970
5.10%, 07/23/30, (1-day SOFR + 1.25%)(b)	300	301,558
5.38%, 01/23/30, (1-day SOFR + 1.56%)(b)	420	424,765
5.42%, 02/12/36, (1-day SOFR + 1.41%)(b)	220	218,841
5.47%, 07/27/37, (1-day SOFR + 1.25%)(b)	210	207,729
5.68%, 01/23/35, (1-day SOFR + 1.86%)(b)	405	409,490
5.72%, 05/20/41, (5-year CMT + 1.25%)(b)	100	97,481
5.78%, 06/12/29, (1-day SOFR + 2.02%)(b)	435	442,477
5.84%, 06/12/34, (1-day SOFR + 2.26%)(b)	411	420,325
5.85%, 10/21/33, (1-day SOFR + 2.09%)(b)	335	343,488
UBS AG/London, 5.65%, 09/11/28	280	285,508
UBS AG/Stamford CT
4.30%, 03/16/29, (1-day SOFR + 0.81%)(b)	250	248,551
4.63%, 02/16/32, (1-day SOFR + 1.11%)(b)	250	245,028
4.68%, 11/29/30, (1-day SOFR + 0.74%)(b)	250	247,680
Wachovia Corp., 5.50%, 08/01/35	35	34,501
Webster Financial Corp., 4.10%, 03/25/29	50	48,793
Wells Fargo & Co.
2.57%, 02/11/31, (3-mo. CME Term SOFR + 1.26%)(b)	720	663,474
2.88%, 10/30/30, (3-mo. CME Term SOFR + 1.43%)(b)	845	792,858
3.35%, 03/02/33, (1-day SOFR + 1.50%)(b)	975	884,703
4.08%, 09/15/29, (1-day SOFR + 0.88%)(b)	400	394,134
4.15%, 01/24/29	307	302,997
4.18%, 01/23/30, (1-day SOFR + 0.74%)(b)	515	506,665
4.48%, 04/04/31, (3-mo. CME Term SOFR + 4.03%)(b)	585	573,819
4.58%, 05/20/29, (1-day SOFR + 0.72%)(b)	445	443,528
4.84%, 05/20/32, (1-day SOFR + 0.97%)(b)	535	526,630
4.89%, 09/15/36, (1-day SOFR + 1.34%)(b)	500	476,771
4.90%, 07/25/33, (1-day SOFR + 2.10%)(b)	1,020	998,007
4.96%, 01/23/37, (1-day SOFR + 1.10%)(b)	595	566,467
4.97%, 04/23/29, (1-day SOFR + 1.37%)(b)	525	526,781
5.15%, 04/23/31, (1-day SOFR + 1.50%)(b)	850	851,670
5.20%, 01/23/30, (1-day SOFR + 1.50%)(b)	630	634,188
5.21%, 12/03/35, (1-day SOFR + 1.38%)(b)	750	734,333
5.24%, 01/24/31, (1-day SOFR + 1.11%)(b)	485	487,615
5.38%, 02/07/35	370	371,989
5.39%, 04/24/34, (1-day SOFR + 2.02%)(b)	890	888,974
5.50%, 01/23/35, (1-day SOFR + 1.78%)(b)	790	791,053
Security	Par (000)	Value
Banks (continued)
5.56%, 07/25/34, (1-day SOFR + 1.99%)(b)	$1,025	$1,032,771
5.57%, 07/25/29, (1-day SOFR + 1.74%)(b)	940	952,906
5.61%, 04/23/36, (1-day SOFR + 1.74%)(b)	405	406,687
6.30%, 10/23/29, (1-day SOFR + 1.79%)(b)	675	694,567
6.49%, 10/23/34, (1-day SOFR + 2.06%)(b)	815	864,436
Series B, 7.95%, 11/15/29	100	108,394
Westpac Banking Corp.
1.95%, 11/20/28	261	246,684
2.15%, 06/03/31	250	221,587
2.65%, 01/16/30	180	168,417
2.67%, 11/15/35, (5-year CMT + 1.75%)(b)	285	254,901
3.02%, 11/18/36, (5-year CMT + 1.53%)(b)	230	203,164
3.40%, 01/25/28	227	223,750
4.11%, 07/24/34, (5-year CMT + 2.00%)(b)	230	223,021
4.35%, 07/01/30	270	266,454
5.05%, 04/16/29	190	191,924
5.41%, 08/10/33, (1-year CMT + 2.68%)(b)	230	228,808
5.46%, 11/18/27	315	318,694
5.54%, 11/17/28	285	290,750
5.62%, 11/20/35, (1-year CMT + 1.20%)(b)	250	247,041
6.82%, 11/17/33	280	299,215
Westpac Banking Corp./New York
4.15%, 05/11/28	250	248,768
4.45%, 06/12/31	250	245,421
Wintrust Financial Corp., 4.85%, 06/06/29	20	19,847
Zions Bancorp N.A.
3.25%, 10/29/29	80	75,005
6.82%, 11/19/35, (1-day SOFR + 2.83%)(b)	30	30,854
		310,563,368
Beverages — 0.4%
Anheuser-Busch Cos LLC/Anheuser-Busch InBev Worldwide, Inc., 4.70%, 02/01/36	1,265	1,198,102
Anheuser-Busch InBev Worldwide, Inc.
3.50%, 06/01/30	415	396,504
4.75%, 01/23/29	674	674,710
4.90%, 01/23/31	230	230,136
5.00%, 06/15/34	250	247,168
5.88%, 06/15/35	60	62,682
Brown-Forman Corp., 4.75%, 04/15/33	125	121,202
Coca-Cola Co. (The)
1.00%, 03/15/28	170	161,441
1.38%, 03/15/31	308	266,565
1.50%, 03/05/28	75	71,876
1.65%, 06/01/30	305	273,493
2.00%, 03/05/31	220	195,848
2.13%, 09/06/29	225	209,781
2.25%, 01/05/32	465	411,022
3.45%, 03/25/30	293	282,076
4.65%, 08/14/34(a)	165	162,251
5.00%, 05/13/34	180	181,054
Coca-Cola Consolidated, Inc.
5.25%, 06/01/29	180	182,041
5.45%, 06/01/34	105	105,963
Coca-Cola Femsa SAB de CV
1.85%, 09/01/32	95	78,111
2.75%, 01/22/30	100	92,859
Constellation Brands, Inc.
2.25%, 08/01/31	340	297,048
2.88%, 05/01/30	120	111,347
3.15%, 08/01/29	205	195,291
3.60%, 02/15/28	120	118,125
37
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Beverages (continued)
4.65%, 11/15/28	$130	$129,525
4.75%, 05/09/32	115	112,105
4.80%, 01/15/29	95	94,902
4.80%, 05/01/30	95	94,233
4.85%, 05/06/31	50	49,379
4.90%, 05/01/33	155	150,583
4.95%, 11/01/35(a)	85	80,979
Diageo Capital PLC
2.00%, 04/29/30	290	261,637
2.13%, 04/29/32	70	59,694
2.38%, 10/24/29	225	209,100
3.88%, 05/18/28	60	59,278
5.30%, 10/24/27	210	211,845
5.50%, 01/24/33	50	50,656
5.63%, 10/05/33	225	229,711
Diageo Investment Corp.
5.63%, 04/15/35	200	202,964
7.45%, 04/15/35	35	40,364
Keurig Dr Pepper, Inc.
2.25%, 03/15/31	120	105,843
3.20%, 05/01/30	195	182,143
3.95%, 04/15/29	240	234,224
4.05%, 04/15/32	200	187,644
4.35%, 05/15/28	140	138,892
4.60%, 05/25/28	270	269,100
4.60%, 05/15/30	130	127,554
5.05%, 03/15/29	120	120,188
5.15%, 05/15/35	120	116,296
5.30%, 03/15/34(a)	180	177,478
Series 10, 5.20%, 03/15/31	115	114,750
Maple Parent Holdings Corp.
4.75%, 03/26/29(c)	80	79,380
5.05%, 03/26/31(c)	80	78,818
5.70%, 03/26/36(c)	100	98,366
Molson Coors Beverage Co.
4.90%, 07/08/31	70	69,072
5.50%, 07/08/36	230	225,163
Pepsico Singapore Financing I Pte. Ltd.
4.55%, 02/16/29	125	124,868
4.70%, 02/16/34	115	111,696
PepsiCo, Inc.
1.40%, 02/25/31	230	198,546
1.63%, 05/01/30	274	245,487
1.95%, 10/21/31	300	260,739
2.63%, 07/29/29	258	244,506
2.75%, 03/19/30	335	313,360
3.00%, 10/15/27	198	195,210
3.60%, 02/18/28	210	207,524
3.90%, 07/18/32	240	228,906
4.10%, 01/15/29	160	158,490
4.30%, 07/23/30	170	168,143
4.45%, 02/07/28	155	154,991
4.45%, 05/15/28	165	164,963
4.45%, 02/15/33	225	219,697
4.50%, 07/17/29	155	154,622
4.60%, 02/07/30	155	154,580
4.65%, 07/23/32	225	222,670
4.80%, 07/17/34(a)	110	108,228
5.00%, 02/07/35	290	286,091
5.00%, 07/23/35(a)	265	261,172
Security	Par (000)	Value
Beverages (continued)
7.00%, 03/01/29	$135	$142,886
		15,015,937
Biotechnology — 0.2%
Amgen, Inc.
1.65%, 08/15/28	265	250,038
2.00%, 01/15/32	245	209,459
2.30%, 02/25/31	290	258,910
2.45%, 02/21/30	270	248,685
3.00%, 02/22/29	205	196,594
3.20%, 11/02/27	112	110,270
3.35%, 02/22/32	255	233,599
4.05%, 08/18/29	370	362,720
4.20%, 02/19/31	180	174,391
4.20%, 03/01/33	190	179,482
4.85%, 02/19/36	335	319,895
5.15%, 03/02/28	790	795,099
5.25%, 03/02/30	630	635,760
5.25%, 03/02/33	910	910,854
Biogen, Inc.
2.25%, 05/01/30	375	340,143
5.05%, 01/15/31	75	75,139
5.75%, 05/15/35	150	152,511
Bio-Rad Laboratories, Inc., 3.70%, 03/15/32	210	193,810
Gilead Sciences, Inc.
1.20%, 10/01/27	195	188,403
1.65%, 10/01/30	250	220,305
4.25%, 05/20/28	170	169,226
4.40%, 05/20/29	215	213,032
4.60%, 05/20/31	155	152,519
4.60%, 09/01/35	215	204,396
4.80%, 11/15/29	180	180,328
4.90%, 05/20/34	180	176,171
5.10%, 06/15/35(a)	105	103,644
5.25%, 10/15/33	225	226,803
Illumina, Inc.
2.55%, 03/23/31	130	116,142
4.75%, 12/12/30	105	103,332
4.95%, 09/19/29	65	64,735
5.75%, 12/13/27	140	141,697
Regeneron Pharmaceuticals, Inc., 1.75%, 09/15/30	323	284,130
Royalty Pharma PLC
1.75%, 09/02/27	245	238,562
2.15%, 09/02/31	139	120,816
2.20%, 09/02/30	235	210,778
4.45%, 03/25/31	85	82,700
5.15%, 09/02/29	155	155,841
5.20%, 09/25/35	140	135,911
5.40%, 09/02/34	175	173,329
Vylor, Inc.
5.13%, 08/15/31(c)	55	54,874
5.63%, 08/15/36(c)	55	54,941
		9,419,974
Building Materials — 0.2%
Amrize Finance U.S. LLC
4.70%, 04/07/28	85	84,960
4.95%, 04/07/30	45	44,889
5.40%, 04/07/35	220	217,676
Carlisle Companies, Inc.
2.20%, 03/01/32	152	129,940
2.75%, 03/01/30	210	194,782
Schedule of Investments
38

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Building Materials (continued)
3.75%, 12/01/27	$180	$178,042
5.25%, 09/15/35	40	39,103
Carrier Global Corp.
2.70%, 02/15/31	185	167,934
2.72%, 02/15/30	470	436,954
5.90%, 03/15/34	160	164,987
Cemex SAB de CV, 5.75%, 06/05/36	300	292,722
CRH America Finance, Inc.
4.40%, 02/09/31	190	184,798
5.00%, 02/09/36	225	215,289
5.40%, 05/21/34	210	209,467
5.50%, 01/09/35	200	199,766
CRH SMW Finance DAC
5.13%, 01/09/30	200	200,842
5.20%, 05/21/29	200	201,671
Eagle Materials, Inc.
2.50%, 07/01/31	165	145,949
5.00%, 03/15/36	130	122,752
Fortune Brands Innovations, Inc.
3.25%, 09/15/29	140	133,106
4.00%, 03/25/32	115	107,525
5.88%, 06/01/33(a)	145	148,274
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
1.75%, 09/15/30	130	114,722
2.00%, 09/16/31	160	138,550
4.90%, 12/01/32	155	152,696
5.50%, 04/19/29	190	192,982
Lennox International, Inc., 5.50%, 09/15/28	135	136,674
Marriott International, Inc.
4.85%, 08/15/29	225	225,089
5.20%, 01/30/32	240	240,075
5.40%, 01/30/34	220	220,099
5.63%, 08/15/36	330	329,953
Martin Marietta Materials, Inc.
2.40%, 07/15/31	245	216,014
3.50%, 12/15/27	139	137,022
5.15%, 12/01/34	70	68,522
Series CB, 2.50%, 03/15/30	155	142,448
Masco Corp.
1.50%, 02/15/28	145	138,578
2.00%, 10/01/30	85	75,203
2.00%, 02/15/31	155	134,942
3.50%, 11/15/27	95	93,655
Mohawk Industries, Inc., 5.85%, 09/18/28	100	101,956
Owens Corning
3.50%, 02/15/30	80	76,131
3.88%, 06/01/30	115	110,437
3.95%, 08/15/29	95	92,615
5.70%, 06/15/34	190	192,485
Trane Technologies Financing Ltd.
3.80%, 03/21/29	178	173,915
5.10%, 06/13/34	115	114,006
5.25%, 03/03/33	210	211,296
Trane Technologies Holdco, Inc., 3.75%, 08/21/28	150	147,677
Vulcan Materials Co.
3.50%, 06/01/30	195	184,950
4.95%, 12/01/29	130	130,286
5.35%, 12/01/34	155	154,100
		8,268,506
Security	Par (000)	Value
Chemicals — 0.3%
Air Products and Chemicals, Inc.
2.05%, 05/15/30	$172	$155,637
4.30%, 06/11/28	165	164,346
4.60%, 02/08/29	200	199,627
4.75%, 02/08/31	125	124,232
4.80%, 03/03/33	165	163,035
4.85%, 02/08/34	265	258,886
4.90%, 10/11/32	110	109,159
Albemarle Corp., 5.05%, 06/01/32	58	56,951
Cabot Corp.
4.00%, 07/01/29	73	71,109
4.95%, 08/15/29	40	39,862
5.00%, 06/30/32	100	98,791
CF Industries, Inc.
5.15%, 03/15/34	175	171,269
5.30%, 11/26/35	215	209,216
Dow Chemical Co. (The)
2.10%, 11/15/30	190	167,571
4.25%, 10/01/34	35	31,608
4.80%, 11/30/28	168	167,938
4.80%, 01/15/31	200	196,195
5.15%, 02/15/34(a)	145	140,986
5.35%, 03/15/35(a)	155	151,198
5.65%, 03/15/36	120	117,889
6.30%, 03/15/33	130	135,688
7.38%, 11/01/29	152	163,766
Eastman Chemical Co.
4.50%, 12/01/28	65	64,469
4.50%, 02/20/31	115	111,406
5.00%, 08/01/29	180	180,096
5.63%, 02/20/34(a)	155	155,068
5.75%, 03/08/33	120	122,178
Ecolab, Inc.
1.30%, 01/30/31	158	135,280
2.13%, 02/01/32	152	131,318
3.25%, 12/01/27	159	156,576
4.30%, 06/15/28	150	149,401
4.60%, 06/15/29	205	204,291
4.80%, 03/24/30	182	181,632
4.80%, 06/15/31	200	198,419
5.00%, 09/01/35	115	112,161
5.15%, 06/15/33	200	199,028
5.25%, 01/15/28	155	156,409
5.35%, 06/15/36	305	302,634
EIDP, Inc.
2.30%, 07/15/30	201	181,143
4.80%, 05/15/33	125	119,316
5.13%, 05/15/32	150	147,836
International Flavors & Fragrances, Inc., 4.45%, 09/26/28	46	45,672
Linde, Inc./CT, 1.10%, 08/10/30	191	166,133
Lubrizol Corp. (The), 6.50%, 10/01/34	55	59,583
LYB International Finance III LLC
2.25%, 10/01/30	145	129,289
5.13%, 01/15/31	5	4,960
5.50%, 03/01/34	125	123,070
5.63%, 05/15/33	105	104,900
5.88%, 01/15/36(a)	240	238,287
6.15%, 05/15/35	110	111,822
Mosaic Co. (The)
4.35%, 01/15/29	7	6,886
39
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Chemicals (continued)
4.60%, 11/15/30	$20	$19,486
5.35%, 08/17/31	155	154,184
5.45%, 11/15/33(a)	75	74,300
5.65%, 01/15/34	155	153,450
5.90%, 08/17/36	155	152,628
NewMarket Corp., 2.70%, 03/18/31	115	103,135
Nutrien Ltd.
2.95%, 05/13/30	154	143,505
4.13%, 03/15/35	105	94,446
4.20%, 04/01/29	155	152,557
4.85%, 05/29/31	100	98,942
4.90%, 03/27/28	205	205,466
5.25%, 03/12/32	155	155,121
5.35%, 05/29/36	100	97,722
5.40%, 06/21/34	150	149,550
PPG Industries, Inc.
2.55%, 06/15/30	90	82,612
2.80%, 08/15/29	85	80,219
3.75%, 03/15/28	225	221,938
4.38%, 03/15/31	115	111,867
RPM International, Inc.
2.95%, 01/15/32	100	89,235
4.55%, 03/01/29	82	81,284
Sherwin-Williams Co. (The)
2.20%, 03/15/32	125	107,917
2.30%, 05/15/30	117	106,394
2.95%, 08/15/29	205	194,192
4.30%, 08/15/28	150	148,723
4.50%, 08/15/30	120	117,919
4.55%, 03/01/28	125	124,770
4.80%, 09/01/31	130	128,331
5.15%, 08/15/35	110	107,714
Westlake Corp.
3.38%, 06/15/30	85	80,086
5.55%, 11/15/35(a)	80	77,990
		10,709,905
Commercial Services — 0.4%
Automatic Data Processing, Inc.
1.25%, 09/01/30	200	174,699
1.70%, 05/15/28	290	277,072
4.45%, 09/09/34	195	186,426
4.75%, 05/08/32	270	266,473
5.00%, 05/07/36	150	145,442
Block Financial LLC
2.50%, 07/15/28	135	129,105
3.88%, 08/15/30	160	151,155
5.38%, 09/15/32(a)	65	63,721
Cintas Corp. No. 2
4.00%, 05/01/32	196	186,312
4.20%, 05/01/28	75	74,559
Cornell University
4.84%, 06/15/34	125	123,022
Series 2025, 4.17%, 06/15/30	75	73,549
Series 2025, 4.73%, 06/15/35	105	101,686
Emory University, Series 2020, 2.14%, 09/01/30	105	94,962
Equifax, Inc.
2.35%, 09/15/31	250	218,035
3.10%, 05/15/30	155	144,448
4.80%, 09/15/29	135	134,298
5.10%, 12/15/27	80	80,441
5.10%, 06/01/28	150	150,628
Security	Par (000)	Value
Commercial Services (continued)
5.65%, 08/15/33	$30	$30,050
Global Payments, Inc.
2.90%, 05/15/30	290	265,098
2.90%, 11/15/31	235	205,524
3.20%, 08/15/29	302	285,317
4.45%, 06/01/28	135	133,731
4.50%, 11/15/28	260	256,430
4.55%, 03/15/28	85	84,375
4.88%, 11/15/30	250	243,295
5.20%, 11/15/32	160	154,519
5.30%, 08/15/29	110	109,980
5.40%, 08/15/32	190	186,753
5.40%, 03/15/33	85	82,624
5.55%, 11/15/35	355	338,822
J Paul Getty Trust (The), 4.91%, 04/01/35	100	98,402
Johns Hopkins University, 4.71%, 07/01/32	65	64,133
Leland Stanford Junior University (The)
4.68%, 03/01/35	15	14,532
Series 2025, 4.15%, 08/01/30	200	196,516
Mobility Global, Inc.
5.05%, 06/15/29(c)	150	149,186
5.45%, 06/15/31(c)	150	149,430
6.05%, 06/15/36(c)	155	152,024
Moody's Corp.
2.00%, 08/19/31(a)	130	113,390
3.25%, 01/15/28	145	142,520
4.25%, 02/01/29	160	158,316
4.25%, 08/08/32	155	148,369
5.00%, 08/05/34	145	142,097
PayPal Holdings, Inc.
2.30%, 06/01/30	200	182,524
2.85%, 10/01/29	351	330,696
4.40%, 06/01/32	185	177,429
4.45%, 03/06/28	115	114,620
4.55%, 06/01/28	100	99,682
4.95%, 06/01/31	100	98,549
5.10%, 04/01/35	135	130,057
5.15%, 06/01/34	205	199,896
5.55%, 06/01/36	105	102,635
President and Fellows of Harvard College
4.61%, 02/15/35	25	24,140
4.89%, 03/15/30	115	115,642
5.26%, 03/15/36	20	20,201
Quanta Services, Inc.
2.35%, 01/15/32	125	108,150
2.90%, 10/01/30	245	225,009
4.30%, 08/09/28	85	84,278
4.50%, 01/15/31	105	102,321
4.85%, 08/09/29	55	54,825
5.10%, 08/09/35	110	106,058
5.25%, 08/09/34	175	171,601
5.30%, 08/09/33	70	69,328
5.55%, 08/09/36	180	177,277
RELX Capital, Inc.
3.00%, 05/22/30	200	186,682
4.00%, 03/18/29	273	267,813
4.75%, 03/27/30	185	183,624
4.75%, 05/20/32	145	142,115
5.25%, 03/27/35	135	132,682
Rollins, Inc., 5.25%, 02/24/35	70	68,082
Schedule of Investments
40

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services (continued)
S&P Global, Inc.
1.25%, 08/15/30	$180	$156,396
2.50%, 12/01/29	144	133,974
2.90%, 03/01/32	375	336,754
2.95%, 03/01/29	290	277,922
4.25%, 05/01/29	225	221,929
4.25%, 01/15/31	65	62,904
4.75%, 08/01/28	100	100,255
4.80%, 12/04/35	60	57,110
5.25%, 09/15/33	185	185,792
TR Finance LLC, 5.50%, 08/15/35	35	34,690
Triton Container International Ltd./TAL International Container Corp.
3.25%, 03/15/32	143	126,517
5.15%, 02/15/33	140	134,840
Trustees of Columbia University in the City of New York (The), Series 2024, 4.36%, 10/01/35	10	9,462
Trustees of Dartmouth College, 4.27%, 06/01/30	60	59,236
Trustees of Princeton University (The), 4.65%, 07/01/30	35	35,039
UL Solutions, Inc., 6.50%, 10/20/28	105	108,594
Verisk Analytics, Inc.
4.13%, 03/15/29	190	186,820
4.45%, 03/15/31	70	67,801
5.13%, 03/15/36	60	57,061
5.25%, 06/05/34	130	127,382
5.25%, 03/15/35	180	175,162
5.75%, 04/01/33	140	142,619
Yale University
Series 2020, 1.48%, 04/15/30	115	103,012
Series 2025, 4.70%, 04/15/32	65	64,525
		13,323,178
Computers — 0.6%
Accenture Capital, Inc.
3.90%, 10/04/27	255	253,763
4.05%, 10/04/29	295	288,694
4.25%, 10/04/31	320	307,882
4.50%, 10/04/34	335	313,733
4.75%, 07/10/29	200	199,708
5.00%, 07/10/31	200	199,249
5.30%, 07/10/33	200	198,422
5.60%, 07/10/36	200	197,917
Amdocs Ltd., 2.54%, 06/15/30	155	139,261
Apple, Inc.
1.20%, 02/08/28	575	549,940
1.25%, 08/20/30	285	250,276
1.40%, 08/05/28	520	491,478
1.65%, 05/11/30	393	353,329
1.65%, 02/08/31	555	489,021
1.70%, 08/05/31	270	234,552
2.20%, 09/11/29	399	373,771
2.90%, 09/12/27	221	217,931
3.00%, 11/13/27	360	354,614
3.25%, 08/08/29	255	246,638
3.35%, 08/08/32	335	311,784
4.00%, 05/10/28	315	313,052
4.00%, 05/12/28	355	352,804
4.15%, 05/10/30	125	123,412
4.20%, 05/12/30	245	242,109
4.30%, 05/10/33	235	229,423
4.50%, 05/12/32	235	233,144
Security	Par (000)	Value
Computers (continued)
4.50%, 02/23/36(a)	$120	$116,033
4.75%, 05/12/35	260	256,488
Booz Allen Hamilton, Inc.
5.38%, 01/30/30	80	79,835
5.90%, 01/30/34	105	103,397
5.95%, 08/04/33	160	160,833
5.95%, 04/15/35(a)	155	153,626
CGI, Inc.
2.30%, 09/14/31	125	107,874
4.95%, 03/14/30	160	158,377
Dell International LLC/EMC Corp.
4.15%, 02/15/29	220	216,371
4.35%, 02/01/30	190	185,860
4.50%, 02/15/31	225	219,365
4.75%, 04/01/28	150	150,167
4.75%, 07/15/31	125	122,504
4.75%, 10/06/32	270	262,184
4.85%, 02/01/35	200	190,414
5.00%, 04/01/30	155	154,740
5.00%, 02/15/34	195	188,980
5.10%, 02/15/36	215	206,756
5.25%, 02/01/28	265	266,917
5.30%, 10/01/29	422	425,953
5.30%, 04/01/32	195	195,363
5.40%, 04/15/34	225	223,682
5.50%, 04/01/35	255	253,765
5.75%, 02/01/33	295	301,252
6.20%, 07/15/30	222	229,946
8.10%, 07/15/36	100	116,045
Dell, Inc., 7.10%, 04/15/28	85	88,207
DXC Technology Co., 2.38%, 09/15/28	155	146,615
Fortinet, Inc., 2.20%, 03/15/31	130	114,824
Gartner, Inc.
4.95%, 03/20/31	50	48,269
5.60%, 11/20/35	60	56,665
Genpact Luxembourg SARL/Genpact USA, Inc., 6.00%, 06/04/29	90	91,408
Genpact UK Finco PLC/Genpact USA, Inc., 4.95%, 11/18/30	65	63,392
Hewlett Packard Enterprise Co.
4.05%, 09/15/27	175	174,198
4.15%, 09/15/28	205	202,505
4.40%, 09/25/27	325	324,353
4.40%, 10/15/30	190	185,095
4.50%, 03/23/28	85	84,702
4.55%, 10/15/29	425	419,405
4.60%, 03/23/29	80	79,452
4.85%, 10/15/31	185	181,984
5.00%, 10/15/34	545	523,149
5.25%, 07/01/28	180	181,290
5.25%, 04/01/33	105	103,894
6.20%, 10/15/35	20	20,956
HP, Inc.
2.65%, 06/17/31	245	217,235
3.40%, 06/17/30	80	75,366
4.00%, 04/15/29	240	234,523
4.20%, 04/15/32	170	160,001
4.75%, 01/15/28	215	215,175
5.40%, 04/25/30	100	100,783
5.50%, 01/15/33(a)	265	266,263
6.10%, 04/25/35	120	123,154
41
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Computers (continued)
IBM International Capital Pte. Ltd.
4.60%, 02/05/29	$170	$169,073
4.75%, 02/05/31	140	138,128
4.90%, 02/05/34	195	188,111
International Business Machines Corp.
1.95%, 05/15/30	240	215,442
2.72%, 02/09/32	140	123,588
3.50%, 05/15/29	670	648,314
4.00%, 02/03/29	100	98,258
4.30%, 02/03/31	100	96,901
4.40%, 07/27/32	180	172,108
4.50%, 02/06/28	180	179,795
4.60%, 02/03/33	120	115,415
4.65%, 02/10/28	214	214,288
4.75%, 02/06/33	190	185,167
4.80%, 02/10/30	125	124,522
4.95%, 02/03/36	200	188,962
5.00%, 02/10/32	140	138,708
5.20%, 02/10/35	220	215,027
5.88%, 11/29/32	155	160,487
6.50%, 01/15/28	55	56,337
Kyndryl Holdings, Inc.
2.70%, 10/15/28	119	112,139
3.15%, 10/15/31	148	123,404
6.35%, 02/20/34(a)	115	108,953
Leidos, Inc.
2.30%, 02/15/31	205	180,973
4.10%, 03/15/29	115	112,772
4.38%, 05/15/30	140	136,313
5.00%, 03/15/36	125	118,231
5.50%, 03/15/35	90	89,030
5.75%, 03/15/33	200	203,008
NetApp, Inc.
2.70%, 06/22/30	160	146,426
5.50%, 03/17/32	170	170,882
5.70%, 03/17/35	155	155,174
Teledyne FLIR LLC, 2.50%, 08/01/30	90	81,628
		22,163,061
Cosmetics & Personal Care — 0.2%
Colgate-Palmolive Co.
3.25%, 08/15/32	160	147,592
4.20%, 05/01/30	220	217,605
4.60%, 03/01/28	86	86,336
4.60%, 03/01/33	116	115,706
Estee Lauder Companies, Inc. (The)
1.95%, 03/15/31	155	135,709
2.38%, 12/01/29	145	134,144
2.60%, 04/15/30	155	143,271
4.38%, 05/15/28	170	169,215
4.65%, 05/15/33	165	159,310
5.00%, 02/14/34	145	142,143
Haleon U.S. Capital LLC
3.38%, 03/24/29	250	241,353
3.63%, 03/24/32	430	398,439
4.63%, 08/21/29	110	109,455
4.88%, 08/21/31	110	109,350
5.38%, 08/21/36	110	109,394
Kenvue, Inc.
4.85%, 05/22/32	195	193,271
4.90%, 03/22/33	305	300,808
5.00%, 03/22/30	290	291,016
Security	Par (000)	Value
Cosmetics & Personal Care (continued)
5.05%, 03/22/28	$215	$216,386
Procter & Gamble Co. (The)
1.20%, 10/29/30	330	286,781
1.95%, 04/23/31	175	155,038
2.30%, 02/01/32	114	101,297
3.00%, 03/25/30	371	351,064
3.95%, 01/26/28	40	39,785
4.05%, 05/01/30	205	201,274
4.05%, 01/26/33	245	235,811
4.10%, 11/03/32	180	173,407
4.15%, 10/24/29	125	124,396
4.35%, 01/29/29	180	179,796
4.35%, 11/03/35(a)	140	132,514
4.55%, 01/29/34	160	156,436
4.55%, 10/24/34	115	112,690
4.60%, 05/01/35	140	136,008
5.80%, 08/15/34	45	47,231
Unilever Capital Corp.
1.38%, 09/14/30	130	114,117
1.75%, 08/12/31	185	159,804
2.13%, 09/06/29	205	190,533
3.50%, 03/22/28	215	211,794
4.63%, 08/12/34	230	222,848
4.88%, 09/08/28	105	105,607
5.00%, 12/08/33	125	124,811
5.90%, 11/15/32	198	207,574
		7,191,119
Distribution & Wholesale — 0.0%
LKQ Corp.
5.75%, 06/15/28	105	106,172
6.25%, 06/15/33	135	138,224
WW Grainger, Inc., 4.45%, 09/15/34	115	110,090
		354,486
Diversified Financial Services — 1.3%
Aercap Funding DAC, 4.88%, 07/07/31	160	157,016
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.00%, 10/29/28	717	688,845
3.30%, 01/30/32	890	802,938
3.40%, 10/29/33	475	414,707
4.13%, 02/28/29	150	147,158
4.38%, 11/15/30	150	145,650
4.63%, 09/10/29	155	153,252
4.75%, 01/15/33	180	172,995
4.88%, 04/01/28	150	150,250
4.95%, 09/10/34	240	229,141
5.00%, 11/15/35	150	142,562
5.10%, 01/19/29	195	195,566
5.30%, 01/19/34	165	161,925
5.38%, 12/15/31	25	25,044
5.75%, 06/06/28	240	243,623
6.15%, 09/30/30	205	211,851
6.95%, 03/10/55, (5-year CMT + 2.72%)(b)	150	153,714
Affiliated Managers Group, Inc.
3.30%, 06/15/30	130	122,254
5.50%, 08/20/34	115	113,447
5.50%, 02/15/36	100	96,763
Ally Financial, Inc.
2.20%, 11/02/28	195	184,123
5.54%, 01/17/31, (1-day SOFR Index + 1.73%)(b)	130	129,899
Schedule of Investments
42

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
5.55%, 07/31/33, (1-day SOFR + 1.78%)(b)	$150	$147,344
5.74%, 05/15/29, (1-day SOFR Index + 1.96%)(b)	115	116,127
6.18%, 07/26/35, (1-day SOFR + 2.29%)(b)	200	200,360
6.85%, 01/03/30, (1-day SOFR + 2.82%)(b)	175	181,144
6.99%, 06/13/29, (1-day SOFR + 3.26%)(b)	205	211,368
7.10%, 11/15/27	155	158,988
8.00%, 11/01/31	620	681,216
American Express Co.
4.01%, 02/09/29, (1-day SOFR + 0.58%)(b)	310	307,107
4.05%, 05/03/29	240	236,786
4.35%, 07/20/29, (1-day SOFR + 0.81%)(b)	325	322,882
4.42%, 08/03/33, (1-day SOFR + 1.76%)(a)(b)	290	277,450
4.44%, 05/03/30, (1-day SOFR + 0.81%)(b)	310	306,606
4.46%, 02/10/32, (1-day SOFR + 0.87%)(b)	195	189,968
4.73%, 04/25/29, (1-day SOFR + 1.26%)(b)	370	370,225
4.80%, 10/24/36, (1-day SOFR + 1.24%)(b)	370	349,734
4.92%, 07/20/33, (1-day SOFR + 1.22%)(b)	440	432,125
4.99%, 05/26/33, (1-day SOFR + 2.26%)(b)	170	166,221
5.02%, 04/25/31, (1-day SOFR + 1.44%)(b)	340	340,434
5.04%, 05/01/34, (1-day SOFR + 1.84%)(b)	310	305,424
5.09%, 01/30/31, (1-day SOFR Index + 1.02%)(b)	295	295,868
5.28%, 07/27/29, (1-day SOFR Index + 1.28%)(b)	345	348,505
5.28%, 07/26/35, (1-day SOFR + 1.42%)(b)	400	395,955
5.44%, 01/30/36, (1-day SOFR Index + 1.32%)(b)	325	323,675
5.53%, 04/25/30, (1-day SOFR Index + 1.09%)(b)	330	335,229
5.63%, 07/28/34, (1-day SOFR + 1.93%)(b)	95	95,290
5.67%, 04/25/36, (1-day SOFR + 1.79%)(b)	395	399,328
5.85%, 11/05/27	230	233,449
5.92%, 04/25/35, (1-day SOFR + 1.63%)(b)	145	146,965
6.49%, 10/30/31, (1-day SOFR + 1.94%)(b)	230	242,160
Ameriprise Financial, Inc.
4.50%, 05/13/32	160	155,619
4.80%, 06/15/31	90	89,091
5.15%, 05/15/33	195	194,270
5.20%, 04/15/35	140	137,203
5.35%, 06/15/36	80	78,222
5.70%, 12/15/28	165	168,498
Apollo Global Management, Inc.
4.60%, 01/15/31	130	127,099
5.15%, 08/12/35(a)	200	191,468
5.70%, 03/30/36	130	128,331
6.00%, 12/15/54, (5-year CMT + 2.17%)(b)	100	95,019
6.38%, 11/15/33	140	146,853
Ares Management Corp., 6.38%, 11/10/28	100	102,752
BGC Group, Inc.
6.15%, 04/02/30	115	116,239
6.60%, 06/10/29	155	158,665
8.00%, 05/25/28	55	57,138
Blue Owl Finance LLC
3.13%, 06/10/31	165	145,203
4.38%, 02/15/32	85	77,710
6.25%, 04/18/34	200	195,939
Broadridge Financial Solutions, Inc.
2.60%, 05/01/31	250	222,267
2.90%, 12/01/29	137	128,041
5.75%, 05/15/36	75	74,150
Brookfield Asset Management Ltd.
4.65%, 11/15/30	75	73,521
4.83%, 04/15/31	100	97,964
5.30%, 01/15/36	210	201,209
5.80%, 04/24/35	175	175,214
Security	Par (000)	Value
Diversified Financial Services (continued)
Brookfield Capital Finance LLC, 6.09%, 06/14/33	$155	$159,394
Brookfield Finance I U.K. PLC/Brookfield Finance, Inc., 2.34%, 01/30/32	66	56,957
Brookfield Finance, Inc.
2.72%, 04/15/31	85	76,597
3.90%, 01/25/28	277	274,037
4.35%, 04/15/30	209	204,077
4.85%, 03/29/29	270	269,527
5.33%, 01/15/36	65	62,738
5.68%, 01/15/35	120	119,483
6.35%, 01/05/34	160	166,648
Capital One Financial Corp.
2.36%, 07/29/32, (1-day SOFR + 1.34%)(b)	237	203,722
2.62%, 11/02/32, (1-day SOFR + 1.27%)(b)	175	153,612
3.27%, 03/01/30, (1-day SOFR + 1.79%)(b)	295	283,349
3.80%, 01/31/28	295	291,497
4.49%, 09/11/31, (1-day SOFR + 1.25%)(b)	165	160,674
4.72%, 01/30/32, (1-day SOFR + 1.15%)(b)	225	219,597
5.20%, 09/11/36, (1-day SOFR + 1.63%)(b)	50	47,652
5.25%, 07/26/30, (1-day SOFR + 2.60%)(b)	300	301,455
5.27%, 05/10/33, (1-day SOFR + 2.37%)(b)	225	222,224
5.40%, 01/30/37, (1-day SOFR + 1.51%)(b)	375	361,230
5.46%, 07/26/30, (1-day SOFR + 1.56%)(b)	245	247,547
5.47%, 02/01/29, (1-day SOFR + 2.08%)(b)	295	297,512
5.70%, 02/01/30, (1-day SOFR + 1.91%)(b)	290	294,393
5.82%, 02/01/34, (1-day SOFR + 2.60%)(b)	365	368,978
5.88%, 07/26/35, (1-day SOFR + 1.99%)(b)	245	246,803
6.05%, 02/01/35, (1-day SOFR + 2.26%)(b)	258	262,623
6.18%, 01/30/36, (1-day SOFR + 2.04%)(b)	430	430,428
6.31%, 06/08/29, (1-day SOFR + 2.64%)(b)	430	440,395
6.38%, 06/08/34, (1-day SOFR + 2.86%)(b)	370	384,323
6.70%, 11/29/32	215	229,588
7.62%, 10/30/31, (1-day SOFR + 3.07%)(b)	390	422,855
7.96%, 11/02/34, (1-day SOFR Index + 3.37%)(b)	275	310,498
Cboe Global Markets, Inc.
1.63%, 12/15/30	185	160,760
3.00%, 03/16/32	145	129,961
Charles Schwab Corp. (The)
1.65%, 03/11/31	180	155,602
1.95%, 12/01/31	270	232,265
2.00%, 03/20/28	300	288,494
2.30%, 05/13/31	180	159,820
2.75%, 10/01/29	140	131,573
2.90%, 03/03/32	230	205,966
3.20%, 01/25/28	200	196,364
3.25%, 05/22/29	180	173,416
4.00%, 02/01/29	216	213,048
4.34%, 11/14/31, (1-day SOFR + 0.94%)(b)	165	160,594
4.63%, 03/22/30	155	154,414
4.74%, 05/21/30, (1-day SOFR + 0.78%)(b)	135	134,463
4.91%, 11/14/36, (1-day SOFR + 1.23%)(b)	175	166,446
5.11%, 08/12/32, (1-day SOFR + 0.95%)(b)	215	213,946
5.49%, 05/21/37, (1-day SOFR + 1.28%)(b)	125	123,283
5.64%, 05/19/29, (1-day SOFR + 2.21%)(b)	305	309,752
5.66%, 08/12/37, (1-day SOFR + 1.32%)(b)	200	199,372
5.85%, 05/19/34, (1-day SOFR + 2.50%)(b)	305	313,107
6.14%, 08/24/34, (1-day SOFR + 2.01%)(b)	310	322,780
6.20%, 11/17/29, (1-day SOFR + 1.88%)(b)	325	334,488
CI Financial Corp., 3.20%, 12/17/30	335	302,113
CME Group, Inc.
2.65%, 03/15/32	288	256,429
43
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
3.75%, 06/15/28	$293	$289,312
4.40%, 03/15/30	155	153,096
Enact Holdings, Inc., 6.25%, 05/28/29	230	235,509
Franklin Resources, Inc., 1.60%, 10/30/30	210	183,455
Franklin Templeton, Inc., 5.50%, 08/10/36	165	161,707
Intercontinental Exchange, Inc.
1.85%, 09/15/32	390	325,211
2.10%, 06/15/30	371	335,299
3.10%, 09/15/27	105	103,676
3.63%, 09/01/28	175	171,399
3.75%, 09/21/28	170	166,877
3.95%, 12/01/28	80	78,767
4.00%, 09/15/27	385	383,277
4.20%, 03/15/31	55	53,237
4.35%, 06/15/29	280	276,946
4.60%, 03/15/33	370	357,763
4.70%, 08/20/29	190	189,540
4.90%, 09/01/31(a)	190	189,215
5.15%, 09/01/33	85	84,632
5.25%, 06/15/31	220	222,095
5.40%, 09/01/36	45	44,737
Jefferies Financial Group, Inc.
2.63%, 10/15/31	135	116,971
2.75%, 10/15/32	90	76,188
4.15%, 01/23/30	260	249,716
5.13%, 04/28/31	195	190,862
5.50%, 02/15/36	375	355,209
5.88%, 07/21/28	400	406,858
6.20%, 04/14/34	390	395,122
Lazard Group LLC
4.38%, 03/11/29	119	117,269
4.50%, 09/19/28	85	84,226
5.63%, 08/01/35	105	103,276
6.00%, 03/15/31	135	138,927
LPL Holdings, Inc.
4.90%, 04/03/28	45	44,967
5.15%, 06/15/30	155	154,080
5.20%, 03/15/30	100	99,807
5.65%, 03/15/35	110	107,720
5.75%, 06/15/35	115	113,212
6.00%, 05/20/34	115	116,053
6.75%, 11/17/28	245	253,607
Marex U.K. Holdings Ltd.
5.68%, 04/21/31	100	99,058
5.83%, 05/08/28	20	20,108
6.40%, 11/04/29	125	127,370
Mastercard, Inc.
1.90%, 03/15/31	150	132,210
2.00%, 11/18/31	190	166,140
2.95%, 06/01/29	235	225,162
3.35%, 03/26/30	302	287,781
3.50%, 02/26/28	160	157,828
4.10%, 01/15/28	135	134,458
4.33%, 06/08/28	215	214,519
4.35%, 01/15/32	270	262,716
4.43%, 06/08/29	220	218,735
4.55%, 03/15/28	100	100,023
4.55%, 01/15/35	215	205,608
4.60%, 06/08/31	220	217,145
4.85%, 03/09/33	175	173,370
4.88%, 03/09/28	190	191,111
Security	Par (000)	Value
Diversified Financial Services (continued)
4.88%, 05/09/34	$290	$285,485
4.95%, 03/15/32	120	120,304
5.00%, 06/08/36	215	209,223
Nasdaq, Inc.
1.65%, 01/15/31	220	191,466
5.35%, 06/28/28	235	237,630
5.55%, 02/15/34	288	291,016
Nomura Holdings, Inc.
2.17%, 07/14/28	210	199,989
2.61%, 07/14/31	215	189,713
2.68%, 07/16/30	220	199,980
2.71%, 01/22/29	105	99,572
3.00%, 01/22/32	200	177,774
3.10%, 01/16/30	270	252,339
4.90%, 07/01/30	200	197,440
5.00%, 06/29/29	200	199,554
5.17%, 07/14/31	200	197,939
5.49%, 06/29/35	200	198,954
5.55%, 07/14/36	200	195,393
5.61%, 07/06/29	200	202,847
5.78%, 07/03/34	200	202,452
6.07%, 07/12/28	275	280,769
6.09%, 07/12/33	200	206,878
6.18%, 01/18/33	30	31,140
ORIX Corp.
2.25%, 03/09/31	60	53,036
4.00%, 04/13/32	112	105,636
4.45%, 09/09/30	75	73,190
4.65%, 09/10/29	105	104,354
5.00%, 09/13/27	197	197,743
5.20%, 09/13/32	122	122,072
5.40%, 02/25/35	105	103,910
Private Export Funding Corp., Series PP, 1.40%, 07/15/28	133	125,422
Radian Group, Inc., 6.20%, 05/15/29	195	200,374
Raymond James Financial, Inc.
4.65%, 04/01/30	204	202,265
4.90%, 09/11/35	130	123,642
Stifel Financial Corp., 4.00%, 05/15/30	150	143,737
Sumisho Air Lease Corp.
2.10%, 09/01/28	100	94,626
2.88%, 01/15/32	190	168,028
3.00%, 02/01/30	140	130,339
3.13%, 12/01/30	180	165,321
3.25%, 10/01/29	130	123,222
3.63%, 12/01/27	105	103,577
4.40%, 03/24/28(c)	245	243,326
4.50%, 03/24/29(c)	245	241,857
4.63%, 10/01/28	125	124,468
4.85%, 03/24/31(c)	200	195,719
5.10%, 03/01/29	105	105,153
5.20%, 07/15/31	170	168,494
5.30%, 02/01/28	110	110,619
5.50%, 03/24/36(c)	205	199,441
5.85%, 12/15/27	75	75,939
Synchrony Financial
2.88%, 10/28/31	330	289,743
3.95%, 12/01/27	235	232,401
4.95%, 02/25/32, (1-day SOFR + 1.53%)(b)	85	82,323
5.02%, 07/29/29, (1-day SOFR + 1.40%)(b)	180	179,441
5.15%, 03/19/29	95	94,761
Schedule of Investments
44

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
5.45%, 10/15/30, (1-day SOFR + 1.35%)(a)(b)	$125	$124,947
5.45%, 03/06/31, (1-day SOFR + 1.68%)(b)	225	224,283
5.94%, 08/02/30, (1-day SOFR Index + 2.13%)(b)	85	86,242
6.28%, 07/31/37, (1-day SOFR + 2.03%)(b)	105	104,484
TPG Operating Group II LP
5.38%, 01/15/36	80	76,727
5.88%, 03/05/34	185	186,036
UBS Americas, Inc., 7.13%, 07/15/32	215	235,898
Visa, Inc.
1.10%, 02/15/31	320	274,793
2.05%, 04/15/30	389	354,893
2.75%, 09/15/27	196	192,941
3.80%, 02/12/29	140	137,706
4.10%, 02/12/31	130	127,165
4.15%, 12/14/35	85	79,254
4.40%, 02/12/33	130	126,132
4.70%, 02/12/36	320	308,887
Voya Financial, Inc.
4.70%, 01/23/48, (3-mo. SOFR US + 2.34%)(b)	75	73,668
5.00%, 09/20/34	120	115,800
5.05%, 03/02/36	50	47,403
Western Union Co. (The)
2.75%, 03/15/31	85	76,559
4.75%, 06/15/29	110	108,392
		51,084,618
Electric — 2.3%
AEP Texas, Inc.
3.95%, 06/01/28	130	128,164
4.70%, 05/15/32	105	101,886
5.40%, 06/01/33	110	109,363
5.45%, 05/15/29	145	147,018
5.70%, 05/15/34	185	186,839
Series I, 2.10%, 07/01/30	197	177,084
Series Q, 5.20%, 04/15/36	125	120,470
AEP Transmission Co. LLC
5.15%, 04/01/34	135	133,650
5.25%, 06/01/36	145	142,305
5.38%, 06/15/35	40	39,802
AES Corp. (The)
2.45%, 01/15/31	245	216,346
5.45%, 06/01/28	235	236,822
5.80%, 03/15/32	175	175,523
Alabama Power Co.
3.05%, 03/15/32	60	54,264
3.75%, 09/01/27	60	59,625
3.94%, 09/01/32	140	131,951
5.10%, 04/02/35	110	108,198
5.85%, 11/15/33	85	87,819
Series 20-A, 1.45%, 09/15/30	150	131,192
Series C, 4.30%, 03/15/31	135	131,226
Alliant Energy Corp., 5.75%, 04/01/56, (5-year CMT + 2.08%)(b)	35	34,260
Ameren Corp.
1.75%, 03/15/28	130	124,267
3.50%, 01/15/31	174	163,285
5.00%, 01/15/29	150	150,588
5.00%, 05/15/36	60	57,257
5.38%, 03/15/35	105	103,752
Ameren Illinois Co.
1.55%, 11/15/30	95	82,875
3.80%, 05/15/28	108	106,616
Security	Par (000)	Value
Electric (continued)
3.85%, 09/01/32	$130	$121,566
4.95%, 06/01/33	105	103,294
5.50%, 09/15/36	85	85,232
American Electric Power Co., Inc.
2.30%, 03/01/30	143	130,488
3.20%, 11/13/27	145	142,605
5.20%, 01/15/29	245	247,098
5.63%, 03/01/33	191	194,596
5.75%, 11/01/27	125	126,463
5.95%, 11/01/32	107	110,639
6.95%, 12/15/54, (5-year CMT + 2.68%)(b)	125	131,270
Series C, 5.80%, 03/15/56, (5-year CMT + 2.13%)(b)	50	49,086
Series D, 6.05%, 03/15/56, (5-year CMT + 1.94%)(b)	235	228,611
Series J, 4.30%, 12/01/28	124	122,701
Appalachian Power Co.
4.50%, 08/01/32	125	120,550
5.65%, 04/01/34	120	121,060
Series AA, 2.70%, 04/01/31	150	135,469
Arizona Public Service Co.
2.20%, 12/15/31	135	116,346
2.60%, 08/15/29	119	111,636
2.95%, 09/15/27	35	34,484
5.10%, 03/15/36	95	91,306
5.50%, 09/01/35	55	54,904
5.55%, 08/01/33	75	75,603
5.70%, 08/15/34	205	207,681
6.35%, 12/15/32	105	110,144
Atlantic City Electric Co.
2.30%, 03/15/31	85	75,723
4.00%, 10/15/28	105	103,570
Avangrid, Inc., 3.80%, 06/01/29	207	200,876
Baltimore Gas and Electric Co.
2.25%, 06/15/31	147	129,779
5.15%, 06/01/33	105	104,075
5.30%, 06/01/34	135	134,144
5.45%, 06/01/35	205	203,937
Berkshire Hathaway Energy Co.
1.65%, 05/15/31	145	124,492
3.25%, 04/15/28	170	166,333
3.70%, 07/15/30	270	258,228
6.13%, 04/01/36	335	348,244
Black Hills Corp.
2.50%, 06/15/30	115	104,510
3.05%, 10/15/29	117	110,380
4.35%, 05/01/33	65	60,583
4.55%, 01/31/31	115	112,030
5.95%, 03/15/28	100	101,643
6.00%, 01/15/35	95	96,495
6.15%, 05/15/34	110	113,125
CenterPoint Energy Houston Electric LLC
4.80%, 03/15/30	125	124,551
4.95%, 04/01/33	155	152,130
5.05%, 03/01/35	50	48,729
5.15%, 03/01/34	135	133,570
5.20%, 10/01/28	120	121,256
Series AE, 2.35%, 04/01/31	40	35,746
Series AG, 3.00%, 03/01/32	105	94,810
Series AI, 4.45%, 10/01/32	109	104,894
Series AQ, 4.95%, 08/15/35	40	38,611
45
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Series AR, 4.85%, 04/01/36	$160	$152,680
Series K2, 6.95%, 03/15/33	75	81,980
CenterPoint Energy, Inc.
2.95%, 03/01/30	108	100,668
5.40%, 06/01/29	230	233,399
5.95%, 04/01/56, (5-year CMT + 2.22%)(b)	125	123,145
6.40%, 08/15/58, (5-year CMT + 1.89%)(b)	125	125,490
6.70%, 05/15/55, (5-year CMT + 2.59%)(b)	75	76,301
Series A, 7.00%, 02/15/55, (5-year CMT + 3.25%)(b)	50	51,548
Series B, 6.85%, 02/15/55, (5-year CMT + 2.95%)(b)	100	103,484
CMS Energy Corp.
3.75%, 12/01/50, (5-year CMT + 2.90%)(b)	50	46,137
4.75%, 06/01/50, (5-year CMT + 4.12%)(b)	100	97,017
6.50%, 06/01/55, (5-year CMT + 1.96%)(b)	200	201,208
Commonwealth Edison Co.
2.20%, 03/01/30	115	105,117
3.15%, 03/15/32	75	68,180
3.70%, 08/15/28	110	108,183
4.55%, 06/01/31	100	98,062
4.90%, 02/01/33	120	118,357
5.30%, 06/01/34	50	49,991
5.90%, 03/15/36	35	36,068
Connecticut Light and Power Co. (The)
4.65%, 01/01/29	75	74,815
4.90%, 07/01/33	90	88,472
4.95%, 01/15/30	100	100,206
4.95%, 08/15/34	70	68,008
Series A, 2.05%, 07/01/31	110	96,005
Consolidated Edison Co. of New York, Inc.
2.40%, 06/15/31	235	209,257
3.80%, 05/15/28	120	118,400
5.15%, 06/15/36(a)	105	102,404
5.20%, 03/01/33	145	145,029
5.38%, 05/15/34	135	135,048
5.50%, 03/15/34	190	192,512
Series 05-A, 5.30%, 03/01/35	40	39,782
Series 06-B, 6.20%, 06/15/36	100	104,803
Series 20A, 3.35%, 04/01/30	190	180,307
Series B, 3.13%, 11/15/27	40	39,344
Series D, 4.00%, 12/01/28	126	124,147
Constellation Energy Generation LLC
3.90%, 01/08/28	235	232,651
4.40%, 01/15/31	105	102,080
4.55%, 06/01/29	155	153,629
4.63%, 02/01/29	140	138,531
4.80%, 01/15/32	100	97,887
5.00%, 02/01/31	35	34,669
5.30%, 06/01/36	150	145,391
5.60%, 03/01/28	130	131,633
5.80%, 03/01/33	100	102,404
6.13%, 01/15/34	130	135,233
Consumers Energy Co.
3.60%, 08/15/32	95	88,103
3.80%, 11/15/28	143	140,507
4.50%, 01/15/31	150	147,186
4.60%, 05/30/29	220	219,295
4.63%, 05/15/33	185	179,010
4.65%, 03/01/28	135	135,189
4.70%, 01/15/30	180	179,089
Security	Par (000)	Value
Electric (continued)
4.90%, 02/15/29	$95	$95,410
4.90%, 08/15/31	75	74,626
5.05%, 05/15/35	70	68,500
5.13%, 05/01/36	200	195,204
Dayton Power & Light Co. (The), 4.55%, 08/15/30	70	68,488
Dominion Energy South Carolina, Inc.
5.30%, 05/15/33	50	50,174
6.63%, 02/01/32	95	101,817
Series 2025, 5.30%, 01/15/35	75	74,529
Series A, 2.30%, 12/01/31	105	91,757
Dominion Energy, Inc.
4.25%, 06/01/28	179	177,515
4.35%, 08/15/32	115	109,448
4.60%, 05/15/28	185	184,611
5.00%, 06/15/30	150	149,838
5.35%, 06/15/36	135	131,152
5.38%, 11/15/32	235	235,644
5.45%, 03/15/35	160	157,908
6.00%, 02/15/56, (5-year CMT + 2.26%)(b)	50	49,577
6.15%, 12/15/56, (5-year CMT + 1.87%)(b)	70	69,158
6.20%, 02/15/56, (5-year CMT + 2.01%)(b)	300	294,266
6.63%, 05/15/55, (5-year CMT + 2.21%)(b)	325	326,527
Series A, 6.88%, 02/01/55, (5-year CMT + 2.39%)(b)	150	153,227
Series B, 5.95%, 06/15/35	130	132,806
Series B, 7.00%, 06/01/54, (5-year CMT + 2.51%)(b)	175	181,857
Series C, 2.25%, 08/15/31	220	192,264
Series C, 3.38%, 04/01/30	445	421,313
Series E, 6.30%, 03/15/33	30	31,500
Series F, 5.25%, 08/01/33	210	207,517
DTE Electric Co.
2.25%, 03/01/30	160	146,613
5.20%, 04/01/33	155	155,308
5.20%, 03/01/34	110	109,722
5.25%, 05/15/35	170	168,111
Series A, 1.90%, 04/01/28	160	153,630
Series A, 3.00%, 03/01/32	143	129,773
Series A, 4.85%, 03/01/36	110	104,824
Series C, 2.63%, 03/01/31	145	131,458
DTE Energy Co.
2.95%, 03/01/30	99	92,553
4.88%, 06/01/28	255	255,463
5.05%, 10/01/35	80	76,857
5.10%, 03/01/29	245	246,459
5.20%, 04/01/30	260	261,367
5.85%, 06/01/34	175	178,982
Series C, 3.40%, 06/15/29	79	75,868
Series C, 6.20%, 07/01/58, (5-year CMT + 1.81%)(b)	180	179,314
Duke Energy Carolinas LLC
2.45%, 08/15/29	52	48,700
2.45%, 02/01/30	135	124,795
2.55%, 04/15/31	145	130,538
2.85%, 03/15/32	115	102,594
3.95%, 11/15/28	170	167,438
4.65%, 06/15/31	105	103,536
4.85%, 03/15/30	120	120,109
4.85%, 01/15/34	135	131,471
4.95%, 01/15/33	285	282,087
5.15%, 06/15/36	160	155,974
Schedule of Investments
46

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
5.25%, 03/15/35	$150	$148,470
6.45%, 10/15/32	90	95,581
Series A, 6.00%, 12/01/28	45	46,186
Duke Energy Corp.
2.45%, 06/01/30	200	182,439
2.55%, 06/15/31	230	205,335
3.40%, 06/15/29	150	144,328
4.30%, 03/15/28	215	213,850
4.50%, 08/15/32	225	216,810
4.85%, 01/05/29	125	125,099
4.95%, 09/15/35	175	167,239
5.00%, 12/08/27	125	125,520
5.45%, 06/15/34	190	189,955
5.75%, 09/15/33	145	148,030
6.45%, 09/01/54, (5-year CMT + 2.59%)(b)	200	203,964
Duke Energy Florida LLC
1.75%, 06/15/30	140	124,919
2.40%, 12/15/31	150	131,999
2.50%, 12/01/29	140	130,223
3.80%, 07/15/28	168	165,742
4.20%, 12/01/30	30	29,194
4.85%, 12/01/35	45	43,049
5.88%, 11/15/33	150	155,286
Duke Energy Indiana LLC
5.25%, 03/01/34	125	124,355
6.12%, 10/15/35	25	26,013
Series DDDD, 4.95%, 03/15/36	105	100,754
Duke Energy Ohio, Inc.
2.13%, 06/01/30	100	90,371
3.65%, 02/01/29	115	112,183
5.25%, 04/01/33	103	102,914
5.30%, 06/15/35	75	73,994
Duke Energy Progress LLC
2.00%, 08/15/31	155	135,378
3.40%, 04/01/32	120	110,412
3.45%, 03/15/29	126	122,242
3.70%, 09/01/28	165	162,112
5.05%, 03/15/35	215	209,900
5.10%, 03/15/34	130	129,438
5.25%, 03/15/33	120	120,452
Edison International
4.13%, 03/15/28	72	70,692
4.80%, 03/15/31	125	119,675
5.00%, 05/05/28	50	49,896
5.25%, 11/15/28	95	94,519
5.25%, 03/15/32	130	125,736
5.45%, 06/15/29	120	120,162
6.25%, 03/15/30	130	131,575
6.95%, 11/15/29	150	155,049
El Paso Electric Co., 6.00%, 05/15/35	15	15,130
Emera U.S. Finance LLC
4.50%, 04/01/29	70	69,166
5.20%, 04/01/33	60	58,905
Emera U.S. Finance LP, 2.64%, 06/15/31	115	102,378
Enel Chile SA, 4.88%, 06/12/28	235	235,143
Entergy Arkansas LLC
4.00%, 06/01/28	109	107,868
4.95%, 01/15/36	100	95,821
5.15%, 01/15/33	128	127,489
5.30%, 09/15/33	90	90,130
5.45%, 06/01/34	180	181,340
Security	Par (000)	Value
Electric (continued)
Entergy Corp.
1.90%, 06/15/28	$85	$80,856
2.40%, 06/15/31	160	141,302
2.80%, 06/15/30	120	110,752
5.88%, 06/15/56, (5-year CMT + 2.18%)(b)	50	49,197
6.10%, 06/15/56, (5-year CMT + 2.01%)(b)	100	97,916
6.50%, 12/15/56, (5-year CMT + 1.88%)(b)	70	69,847
7.13%, 12/01/54, (5-year CMT + 2.67%)(b)	230	236,686
Entergy Louisiana LLC
1.60%, 12/15/30	95	82,796
2.35%, 06/15/32	110	94,772
3.05%, 06/01/31(a)	132	121,170
3.12%, 09/01/27	125	123,721
3.25%, 04/01/28	110	107,764
4.00%, 03/15/33	190	176,891
4.90%, 04/15/36	110	104,579
5.15%, 09/15/34	185	182,298
5.35%, 03/15/34	110	110,255
5.50%, 09/15/36	110	108,966
Entergy Mississippi LLC
2.85%, 06/01/28	110	106,715
5.00%, 09/01/33	60	58,839
5.05%, 04/15/36	135	129,375
Entergy Texas, Inc.
1.75%, 03/15/31	190	165,016
4.00%, 03/30/29	148	145,300
5.20%, 06/15/36	155	150,458
5.25%, 04/15/35	130	127,758
Evergy Kansas Central, Inc.
4.70%, 03/13/28	95	94,947
5.25%, 03/15/35	129	126,668
5.30%, 07/01/36	75	73,545
5.90%, 11/15/33	75	77,580
Evergy Metro, Inc.
4.95%, 04/15/33	40	39,192
5.13%, 08/15/35	90	87,354
5.40%, 04/01/34	40	40,035
Series 2020, 2.25%, 06/01/30	110	100,068
Evergy, Inc.
2.90%, 09/15/29	245	230,906
4.25%, 03/15/29	50	49,268
6.40%, 02/15/57, (5-year CMT + 2.02%)(b)	100	100,564
6.65%, 06/01/55, (5-year CMT + 2.56%)(b)	100	100,945
Eversource Energy
2.55%, 03/15/31	85	76,070
3.38%, 03/01/32	135	122,834
4.45%, 12/15/30	95	92,483
5.13%, 05/15/33	180	176,782
5.45%, 03/01/28	300	302,813
5.50%, 01/01/34	140	139,857
5.85%, 04/15/31	180	184,604
5.95%, 02/01/29	190	194,506
5.95%, 07/15/34	145	148,830
Series M, 3.30%, 01/15/28	105	102,981
Series O, 4.25%, 04/01/29	125	123,159
Series R, 1.65%, 08/15/30	154	135,241
Exelon Corp.
3.35%, 03/15/32	115	104,938
4.05%, 04/15/30	299	289,507
4.95%, 06/15/35	64	60,757
4.95%, 03/15/36	230	217,826
47
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
5.13%, 03/15/31	$65	$65,107
5.15%, 03/15/28	245	246,527
5.15%, 03/15/29	105	105,785
5.30%, 03/15/33	175	174,482
5.45%, 03/15/34	150	149,765
5.63%, 06/15/35	45	44,994
6.50%, 03/15/55, (5-year CMT + 1.98%)(b)	200	201,491
FirstEnergy Corp.
2.65%, 03/01/30	170	156,681
Series B, 2.25%, 09/01/30	100	89,325
FirstEnergy Pennsylvania Electric Co.
4.15%, 03/15/28(c)	110	109,198
4.55%, 03/15/31(c)	100	97,781
FirstEnergy Transmission LLC
4.55%, 01/15/30	105	103,528
4.75%, 01/15/33	115	111,041
5.00%, 01/15/35	45	43,398
Florida Power & Light Co.
2.45%, 02/03/32	310	272,974
4.40%, 05/15/28	270	269,316
4.63%, 05/15/30	150	149,144
4.70%, 02/15/36	145	137,088
4.80%, 05/15/33	200	195,860
4.95%, 06/01/35	45	43,679
5.00%, 08/01/34	100	98,083
5.05%, 04/01/28	285	287,249
5.10%, 04/01/33	165	164,232
5.13%, 06/01/36	100	97,698
5.15%, 06/15/29	190	192,278
5.30%, 06/15/34	260	260,192
5.63%, 04/01/34	120	122,203
Georgia Power Co.
4.00%, 10/01/28	160	158,128
4.55%, 03/15/30	155	153,363
4.60%, 06/15/29	65	64,772
4.65%, 05/16/28	190	190,180
4.70%, 05/15/32	190	186,612
4.85%, 03/15/31	200	198,733
4.95%, 05/17/33	260	256,664
5.20%, 03/15/35	130	128,508
5.25%, 03/15/34	220	219,146
Series B, 2.65%, 09/15/29	154	144,673
Hydro One, Inc., 4.75%, 05/30/31	110	108,601
Idaho Power Co.
4.85%, 03/01/36	75	71,383
5.20%, 08/15/34	75	74,618
Indiana Michigan Power Co., 3.85%, 05/15/28	35	34,552
Interstate Power and Light Co.
2.30%, 06/01/30	110	99,867
3.60%, 04/01/29	115	111,552
4.10%, 09/26/28	150	148,029
4.95%, 09/30/34	70	67,316
5.10%, 09/30/31	110	109,650
5.60%, 06/29/35	140	140,634
5.70%, 10/15/33	75	76,260
IPALCO Enterprises, Inc.
4.25%, 05/01/30	122	118,078
5.75%, 04/01/34	90	88,061
ITC Holdings Corp., 3.35%, 11/15/27	105	103,377
Jersey Central Power & Light Co.
4.15%, 01/15/29	110	108,574
Security	Par (000)	Value
Electric (continued)
4.40%, 01/15/31	$120	$116,601
4.60%, 01/15/30	45	44,403
5.10%, 01/15/35	170	166,257
5.15%, 01/15/36	75	72,838
Kentucky Utilities Co., 5.45%, 04/15/33	90	90,704
Louisville Gas and Electric Co., 5.45%, 04/15/33	105	105,877
MidAmerican Energy Co.
3.65%, 04/15/29	212	206,447
5.35%, 01/15/34	120	120,935
5.75%, 11/01/35	10	10,285
6.75%, 12/30/31	40	43,209
Mississippi Power Co., 3.95%, 03/30/28	87	86,105
Monongahela Power Co., 4.45%, 08/15/29(c)	65	64,291
National Grid PLC
5.41%, 06/09/36	110	107,236
5.42%, 01/11/34	160	159,416
5.60%, 06/12/28	50	50,679
5.81%, 06/12/33	180	184,315
National Grid USA, 5.80%, 04/01/35	90	91,975
National Rural Utilities Cooperative Finance Corp.
1.35%, 03/15/31	65	55,576
1.65%, 06/15/31	60	51,496
2.40%, 03/15/30	95	87,415
2.75%, 04/15/32	85	75,023
3.40%, 02/07/28	125	122,934
3.70%, 03/15/29	110	107,114
3.90%, 11/01/28	95	93,318
3.95%, 12/10/27	60	59,640
4.02%, 11/01/32	165	154,768
4.12%, 09/16/27	95	94,721
4.15%, 12/15/32	150	141,805
4.30%, 12/10/30	50	48,701
4.40%, 05/11/29	75	74,219
4.75%, 02/07/28	155	155,225
4.80%, 03/15/28	175	175,390
4.85%, 02/07/29	130	130,325
4.95%, 02/07/30	175	175,165
5.00%, 02/07/31	160	160,117
5.00%, 08/15/31	85	84,462
5.00%, 08/15/34	90	88,087
5.05%, 09/15/28	115	115,716
5.15%, 06/15/29	125	126,126
5.80%, 01/15/33	160	165,189
Series C, 8.00%, 03/01/32	70	79,332
Series D, 4.05%, 02/09/29	125	122,879
Series D, 4.15%, 08/25/28	135	133,748
Nevada Power Co.
6.25%, 05/15/55, (5-year CMT + 1.94%)(b)	65	64,839
Series CC, 3.70%, 05/01/29	87	84,662
Series DD, 2.40%, 05/01/30	102	93,296
Series N, 6.65%, 04/01/36	100	106,924
NextEra Energy Capital Holdings, Inc.
1.90%, 06/15/28	340	323,896
2.25%, 06/01/30	471	427,007
2.44%, 01/15/32	250	217,630
2.75%, 11/01/29	269	252,690
3.50%, 04/01/29	148	143,322
4.40%, 03/01/31	170	166,141
4.69%, 09/01/27	195	195,480
4.80%, 12/01/77, (3-mo. SOFR US + 2.67%)(b)	60	59,302
4.85%, 02/04/28	150	150,496
Schedule of Investments
48

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
4.90%, 02/28/28	$315	$316,151
4.90%, 03/15/29	215	215,461
5.00%, 02/28/30	135	135,097
5.00%, 07/15/32	245	242,403
5.05%, 03/15/30	245	245,727
5.05%, 02/28/33	200	196,968
5.25%, 03/15/34	265	261,885
5.30%, 03/15/32	155	155,483
5.45%, 03/15/35	165	163,482
5.65%, 05/01/79(b)	90	89,587
6.38%, 08/15/55, (5-year CMT + 2.05%)(b)	300	301,984
6.50%, 08/15/55, (5-year CMT + 1.98%)(b)	200	201,022
6.70%, 09/01/54, (5-year CMT + 2.36%)(b)	200	203,266
6.75%, 06/15/54, (5-year CMT + 2.46%)(b)	255	261,308
Series AA, 6.00%, 10/01/56, (5-year CMT + 1.84%)(b)	255	251,697
Series BB, 6.20%, 10/01/56, (5-year CMT + 1.77%)(b)	270	263,265
Northern States Power Co.
2.25%, 04/01/31	117	104,293
4.85%, 05/15/36	175	167,358
5.05%, 05/15/35	175	171,298
NSTAR Electric Co.
1.95%, 08/15/31	75	64,977
3.25%, 05/15/29	120	115,448
3.95%, 04/01/30	90	86,927
4.65%, 05/15/31	95	93,400
4.85%, 03/01/30	120	119,647
5.20%, 03/01/35	195	192,073
5.20%, 05/15/36	75	73,438
5.40%, 06/01/34	150	149,998
OGE Energy Corp., 5.45%, 05/15/29	130	131,563
Ohio Power Co.
5.00%, 06/01/33	100	97,803
5.65%, 06/01/34	100	101,066
Series P, 2.60%, 04/01/30	102	94,440
Series Q, 1.63%, 01/15/31	70	60,607
Oklahoma Gas and Electric Co.
3.25%, 04/01/30	115	108,476
3.30%, 03/15/30	95	89,789
3.80%, 08/15/28	95	93,679
5.40%, 01/15/33	140	141,463
Oncor Electric Delivery Co. LLC
2.75%, 05/15/30	85	78,729
3.70%, 11/15/28	135	132,190
4.15%, 06/01/32	130	123,588
4.30%, 05/15/28	70	69,624
4.50%, 03/15/31(c)	260	253,833
4.55%, 09/15/32	185	178,967
4.65%, 11/01/29	160	158,966
5.35%, 04/01/35	105	104,582
5.65%, 11/15/33	195	199,085
5.75%, 03/15/29	118	120,547
7.00%, 05/01/32	95	103,866
7.25%, 01/15/33	35	38,811
Pacific Gas and Electric Co.
2.50%, 02/01/31	398	354,752
3.00%, 06/15/28	100	96,846
3.25%, 06/01/31	257	235,247
3.75%, 07/01/28	210	205,600
4.20%, 03/01/29	85	83,364
Security	Par (000)	Value
Electric (continued)
4.40%, 03/01/32	$105	$100,050
4.55%, 07/01/30	709	691,456
4.65%, 08/01/28	100	99,654
5.00%, 06/04/28	160	160,405
5.05%, 11/15/31	175	172,499
5.05%, 10/15/32	150	146,709
5.20%, 05/01/36	80	75,749
5.25%, 02/01/32	160	158,888
5.55%, 05/15/29	200	202,901
5.60%, 08/15/36	160	155,724
5.70%, 03/01/35	215	213,571
5.80%, 05/15/34	260	260,953
5.85%, 11/01/36	160	158,410
5.90%, 06/15/32	143	145,962
6.00%, 08/15/35	190	191,893
6.10%, 01/15/29	295	301,880
6.15%, 01/15/33	160	164,479
6.40%, 06/15/33	270	279,937
6.95%, 03/15/34	170	182,909
PacifiCorp
2.70%, 09/15/30	110	100,241
3.50%, 06/15/29	118	113,467
4.25%, 03/15/29	75	73,764
4.65%, 04/15/29	130	129,006
5.10%, 02/15/29	120	120,559
5.10%, 04/15/31	110	109,379
5.25%, 06/15/35	30	28,725
5.30%, 02/15/31	175	175,561
5.45%, 04/15/33	185	184,231
5.45%, 02/15/34	265	262,470
5.80%, 04/15/36	150	149,776
6.10%, 08/01/36	100	101,181
7.70%, 11/15/31	95	104,939
PECO Energy Co.
4.88%, 09/15/35	140	135,206
4.90%, 06/15/33	136	134,177
5.00%, 09/01/31	160	159,693
Pinnacle West Capital Corp.
4.65%, 06/01/29	55	54,672
4.90%, 05/15/28	70	70,166
5.15%, 05/15/30	115	115,465
Potomac Electric Power Co., 5.20%, 03/15/34	85	84,326
PPL Capital Funding, Inc.
4.13%, 04/15/30	70	67,901
5.25%, 09/01/34	195	191,749
PPL Electric Utilities Corp.
4.85%, 02/15/34	115	111,986
5.00%, 05/15/33	170	168,126
Progress Energy, Inc.
7.00%, 10/30/31	70	75,555
7.75%, 03/01/31	170	187,421
Public Service Co. of Colorado
1.88%, 06/15/31	210	181,666
3.70%, 06/15/28	132	129,976
4.10%, 06/01/32	135	128,513
4.15%, 03/13/29	95	93,569
5.05%, 06/15/36	50	48,054
5.15%, 09/15/35	110	106,954
5.35%, 05/15/34	225	223,792
Series 35, 1.90%, 01/15/31	100	87,773
49
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Public Service Co. of New Hampshire
4.40%, 07/01/28	$95	$94,705
5.35%, 10/01/33	140	140,519
Series V, 2.20%, 06/15/31	65	57,206
Public Service Co. of Oklahoma
5.20%, 01/15/35	175	170,344
5.25%, 01/15/33	115	114,319
5.45%, 01/15/36	310	305,418
Series J, 2.20%, 08/15/31	110	95,785
Series O, 5.40%, 02/15/34	50	49,807
Public Service Electric and Gas Co.
1.90%, 08/15/31	130	112,611
2.45%, 01/15/30	100	92,542
3.10%, 03/15/32	140	126,883
3.20%, 05/15/29	95	91,533
3.65%, 09/01/28	95	93,194
3.70%, 05/01/28	122	120,311
4.65%, 03/15/33	155	150,846
4.85%, 08/01/34	145	140,604
4.90%, 12/15/32	110	108,595
4.90%, 08/15/35	90	87,185
5.05%, 03/01/35	90	88,025
5.20%, 08/01/33	45	45,112
5.20%, 03/01/34	115	114,542
Series R, 4.20%, 01/01/31	90	87,290
Series R, 5.40%, 08/01/36	85	84,890
Public Service Enterprise Group, Inc.
1.60%, 08/15/30	185	162,086
2.45%, 11/15/31	130	113,981
4.80%, 06/15/31	105	103,413
4.90%, 03/15/30	95	94,734
5.20%, 04/01/29	175	176,321
5.40%, 03/15/35	80	79,098
5.45%, 04/01/34	120	119,706
5.85%, 11/15/27	100	101,382
5.88%, 10/15/28	125	127,486
6.13%, 10/15/33	50	51,853
Puget Energy, Inc.
2.38%, 06/15/28	142	135,962
4.10%, 06/15/30	150	143,851
4.22%, 03/15/32	140	132,603
5.73%, 03/15/35	140	138,232
Puget Sound Energy, Inc., 5.33%, 06/15/34	67	67,000
San Diego Gas & Electric Co.
4.95%, 08/15/28	145	145,749
5.40%, 04/15/35	235	233,123
Series DDDD, 5.20%, 03/15/36	85	82,368
Series VVV, 1.70%, 10/01/30	230	202,297
Series XXX, 3.00%, 03/15/32	185	165,138
Sempra
3.40%, 02/01/28	369	362,185
3.70%, 04/01/29	195	189,203
5.25%, 03/15/36	175	168,272
5.50%, 08/01/33	175	176,011
6.40%, 10/01/54, (5-year CMT + 2.63%)(b)	310	306,885
6.55%, 04/01/55, (5-year CMT + 2.14%)(b)	100	98,894
6.88%, 10/01/54, (5-year CMT + 2.79%)(b)	200	203,578
Sierra Pacific Power Co.
6.20%, 12/15/55, (5-year CMT + 2.55%)(b)	50	49,203
6.38%, 09/15/56, (5-year CMT + 2.64%)(b)	50	49,758
Security	Par (000)	Value
Electric (continued)
Southern California Edison Co.
2.25%, 06/01/30	$120	$107,902
2.75%, 02/01/32	75	66,027
2.85%, 08/01/29	129	121,360
4.80%, 03/15/33	150	144,012
4.95%, 09/15/31	100	98,048
5.15%, 06/01/29	235	235,451
5.20%, 06/01/34	340	329,536
5.25%, 03/15/30	170	170,096
5.30%, 03/01/28	170	171,013
5.45%, 06/01/31	175	175,774
5.45%, 03/01/35	220	214,268
5.65%, 10/01/28	125	126,997
5.85%, 11/01/27	85	85,982
5.95%, 11/01/32	110	112,583
6.00%, 01/15/34	120	121,747
6.65%, 04/01/29	133	137,128
Series 04-G, 5.75%, 04/01/35	5	4,963
Series 05-E, 5.35%, 07/15/35	100	96,345
Series A, 4.20%, 03/01/29	124	121,495
Series B, 3.65%, 03/01/28	128	125,698
Series G, 2.50%, 06/01/31	155	137,007
Southern Co. (The)
4.85%, 06/15/28	180	180,417
4.85%, 03/15/35	95	90,614
5.20%, 06/15/33	205	202,919
5.50%, 03/15/29	235	238,748
5.70%, 10/15/32	95	97,133
5.70%, 03/15/34	260	263,749
6.00%, 04/01/58, (5-year CMT + 1.99%)(b)	275	271,000
Series 2025, 6.38%, 03/15/55, (5-year CMT + 2.07%)(b)	405	408,305
Series 21-B, 1.75%, 03/15/28	90	86,106
Series A, 3.70%, 04/30/30	234	224,054
Southern Power Co.
4.80%, 06/15/31	105	103,478
Series A, 4.25%, 10/01/30	120	116,616
Series B, 4.90%, 10/01/35	65	61,531
Southwestern Electric Power Co.
5.20%, 04/01/36	100	96,434
5.30%, 04/01/33	140	138,994
Series M, 4.10%, 09/15/28	130	128,344
Southwestern Public Service Co.
5.30%, 05/15/35	110	107,962
5.30%, 08/15/36	105	102,419
System Energy Resources, Inc.
5.30%, 12/15/34	80	78,162
6.00%, 04/15/28	95	96,543
Tampa Electric Co.
2.40%, 03/15/31	115	102,797
4.90%, 03/01/29	135	135,145
5.15%, 03/01/35	120	117,586
Tucson Electric Power Co.
1.50%, 08/01/30	125	109,524
3.25%, 05/15/32	110	99,566
5.20%, 09/15/34	100	98,837
Union Electric Co.
2.15%, 03/15/32	130	112,367
2.95%, 03/15/30	186	174,479
3.50%, 03/15/29	143	138,767
4.80%, 03/15/36	105	99,696
Schedule of Investments
50

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
5.20%, 04/01/34	$55	$54,607
5.25%, 04/15/35	160	157,975
Virginia Electric and Power Co.
2.30%, 11/15/31	135	117,951
2.40%, 03/30/32	80	69,429
4.95%, 03/15/36	480	456,622
5.00%, 04/01/33	185	182,176
5.00%, 01/15/34	170	165,705
5.05%, 08/15/34	145	141,475
5.15%, 03/15/35	195	190,021
5.30%, 08/15/33	75	74,939
5.65%, 08/15/36	270	270,615
Series A, 2.88%, 07/15/29	160	151,867
Series A, 3.80%, 04/01/28	165	162,833
Series B, 6.00%, 01/15/36	105	108,255
Series C, 4.90%, 09/15/35	160	152,707
Vistra Operations Co. LLC, 5.55%, 04/30/36(c)	510	494,542
WEC Energy Group, Inc.
1.38%, 10/15/27	90	86,902
1.80%, 10/15/30	96	84,837
2.20%, 12/15/28	140	132,264
4.75%, 01/15/28	200	200,391
5.15%, 10/01/27	115	115,688
5.63%, 05/15/56, (5-year CMT + 1.91%)(b)	50	49,213
Wisconsin Electric Power Co.
1.70%, 06/15/28	110	104,605
4.15%, 10/15/30	120	116,579
4.60%, 10/01/34	115	110,227
4.65%, 06/15/31	80	78,783
4.75%, 09/30/32	130	128,143
5.00%, 05/15/29	155	155,916
5.10%, 06/15/36	140	136,196
5.63%, 05/15/33	40	41,128
Wisconsin Power and Light Co.
1.95%, 09/16/31	100	86,012
3.00%, 07/01/29	95	90,680
3.05%, 10/15/27	95	93,405
3.95%, 09/01/32	140	131,347
4.95%, 04/01/33	70	68,748
5.38%, 03/30/34	90	89,669
Wisconsin Public Service Corp.
4.25%, 01/15/31	80	77,671
4.55%, 12/01/29	80	79,520
Xcel Energy, Inc.
2.35%, 11/15/31	85	74,157
2.60%, 12/01/29	130	121,053
3.40%, 06/01/30	160	151,402
4.00%, 06/15/28	190	187,558
4.60%, 06/01/32	155	149,949
4.75%, 03/21/28	80	79,977
5.45%, 08/15/33	180	180,103
5.50%, 03/15/34	205	204,364
5.60%, 04/15/35	165	164,582
5.75%, 12/03/56, (5-year CMT + 2.17%)(b)	100	97,068
6.50%, 07/01/36	5	5,270
		87,852,721
Electrical Components & Equipment — 0.0%
ABB Finance USA, Inc., 3.80%, 04/03/28	40	39,543
Acuity Brands Lighting, Inc., 2.15%, 12/15/30	115	102,128
		141,671
Security	Par (000)	Value
Electronics — 0.3%
Allegion PLC, 3.50%, 10/01/29	$115	$110,121
Allegion U.S. Holding Co., Inc.
3.55%, 10/01/27	120	118,638
5.41%, 07/01/32	95	95,626
5.60%, 05/29/34	90	90,547
Amphenol Corp.
2.20%, 09/15/31	145	127,052
2.80%, 02/15/30	220	205,369
3.80%, 11/15/27	235	233,252
3.90%, 11/15/28	105	103,335
4.13%, 11/15/30	200	193,778
4.35%, 06/01/29	130	128,724
4.38%, 06/12/28	215	214,056
4.40%, 02/15/33	270	258,287
4.63%, 02/15/36	345	324,350
5.00%, 01/15/35	80	78,029
5.05%, 04/05/29	125	125,916
5.25%, 04/05/34	135	134,608
Arrow Electronics, Inc.
2.95%, 02/15/32	137	120,097
3.88%, 01/12/28	120	118,368
5.15%, 08/21/29	115	115,188
5.88%, 04/10/34	125	126,321
Avnet, Inc.
3.00%, 05/15/31	79	70,415
5.50%, 06/01/32	85	84,461
5.65%, 09/01/31	80	79,725
6.25%, 03/15/28	55	55,967
Emerson Electric Co.
1.80%, 10/15/27	155	150,573
1.95%, 10/15/30	185	164,993
2.00%, 12/21/28	270	254,828
2.20%, 12/21/31	260	227,486
5.00%, 03/15/35	115	113,147
Flex Ltd.
4.88%, 06/15/29	120	119,007
4.88%, 05/12/30	180	176,748
5.25%, 01/15/32	165	161,557
5.38%, 11/13/35	110	104,062
6.00%, 01/15/28	60	60,723
Fortive Corp.
4.75%, 05/15/31	5	4,893
5.25%, 05/15/36	100	96,886
Honeywell International, Inc.
1.75%, 09/01/31	339	291,031
1.95%, 06/01/30	255	229,417
2.70%, 08/15/29	210	198,627
4.50%, 01/15/34	130	124,330
5.00%, 02/15/33	132	132,431
5.00%, 03/01/35	165	161,518
Hubbell, Inc.
2.30%, 03/15/31	80	71,273
3.50%, 02/15/28	125	123,015
4.65%, 06/15/31	95	93,466
4.80%, 11/15/35	80	75,795
4.90%, 06/15/33	165	160,724
5.15%, 06/15/36	125	120,997
Jabil, Inc.
3.00%, 01/15/31	155	140,804
3.60%, 01/15/30	76	72,163
3.95%, 01/12/28	85	83,993
51
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electronics (continued)
4.20%, 02/01/29	$120	$117,684
4.75%, 02/01/33	85	81,332
5.45%, 02/01/29	55	55,446
Keysight Technologies, Inc.
3.00%, 10/30/29	152	143,326
4.95%, 10/15/34	155	149,502
5.35%, 07/30/30	185	186,862
nVent Finance SARL
2.75%, 11/15/31	60	52,854
4.55%, 04/15/28	133	132,207
5.65%, 05/15/33	125	126,586
TD SYNNEX Corp.
2.38%, 08/09/28	155	147,288
2.65%, 08/09/31	140	123,164
4.30%, 01/17/29	110	108,076
5.30%, 10/10/35	130	124,406
6.10%, 04/12/34	115	116,924
Trimble, Inc.
4.90%, 06/15/28	130	129,637
6.10%, 03/15/33	200	205,485
Tyco Electronics Group SA
2.50%, 02/04/32	175	153,317
4.50%, 02/09/31	110	107,951
4.63%, 02/01/30	145	143,548
4.88%, 02/09/36	115	109,635
5.00%, 05/09/35	70	67,753
Vontier Corp.
2.40%, 04/01/28	130	124,978
2.95%, 04/01/31	155	140,016
		9,874,694
Engineering & Construction — 0.0%
Jacobs Engineering Group, Inc.
5.90%, 03/01/33	120	122,004
6.35%, 08/18/28	145	148,862
Jacobs Solutions, Inc.
4.75%, 03/03/31	140	136,675
5.38%, 03/03/36	110	105,474
MasTec, Inc.
5.85%, 09/30/36	110	108,538
5.90%, 06/15/29	105	107,061
		728,614
Environmental Control — 0.2%
Republic Services, Inc.
1.45%, 02/15/31	155	133,479
1.75%, 02/15/32	125	105,577
2.30%, 03/01/30	159	145,786
2.38%, 03/15/33	245	209,179
3.38%, 11/15/27	175	172,738
3.95%, 05/15/28	201	198,884
4.75%, 07/15/30	115	114,479
4.75%, 07/15/31	110	108,984
4.88%, 04/01/29	155	155,489
5.00%, 11/15/29	105	105,644
5.00%, 12/15/33	145	143,835
5.00%, 04/01/34	155	152,926
5.00%, 07/15/36	105	101,746
5.15%, 03/15/35	100	99,323
5.20%, 11/15/34	130	129,513
Veralto Corp.
4.85%, 01/15/32	105	103,285
Security	Par (000)	Value
Environmental Control (continued)
5.35%, 09/18/28	$180	$181,924
5.45%, 09/18/33	150	150,960
Waste Connections, Inc.
2.20%, 01/15/32	90	78,089
2.60%, 02/01/30	174	161,816
3.20%, 06/01/32	100	90,590
3.50%, 05/01/29	127	123,039
4.20%, 01/15/33	215	203,769
4.25%, 12/01/28	140	138,593
4.80%, 07/15/36	75	71,330
5.00%, 03/01/34	175	171,978
5.25%, 09/01/35	95	94,344
Waste Management, Inc.
1.15%, 03/15/28	105	99,757
1.50%, 03/15/31	200	172,357
2.00%, 06/01/29	140	130,529
3.15%, 11/15/27	200	196,962
3.88%, 01/15/29	65	63,815
4.15%, 04/15/32	229	220,165
4.50%, 03/15/28	245	244,791
4.63%, 02/15/30	195	193,996
4.63%, 02/15/33	140	136,803
4.65%, 03/15/30	190	189,081
4.80%, 03/15/32	160	158,637
4.88%, 02/15/29	200	200,952
4.88%, 02/15/34	275	271,114
4.95%, 07/03/31	165	165,098
4.95%, 03/15/35	315	308,055
		6,399,411
Food — 0.4%
Ahold Finance USA LLC, 6.88%, 05/01/29	100	104,913
Campbell's Co. (The)
2.38%, 04/24/30	179	161,709
4.15%, 03/15/28	186	184,035
4.55%, 03/21/31	110	106,190
5.20%, 03/21/29	85	85,299
Campbell's Company (The)
4.75%, 03/23/35	190	173,721
5.40%, 03/21/34(a)	215	207,506
Conagra Brands, Inc.
1.38%, 11/01/27	245	235,532
4.85%, 11/01/28	298	296,738
5.00%, 08/01/30	95	93,795
5.40%, 08/01/31	65	64,795
5.75%, 08/01/35(a)	125	123,513
7.00%, 10/01/28	100	103,790
8.25%, 09/15/30	110	121,369
Flowers Foods, Inc.
2.40%, 03/15/31	65	56,013
5.75%, 03/15/35(a)	110	103,695
General Mills, Inc.
2.25%, 10/14/31	145	126,464
2.88%, 04/15/30	195	181,294
4.20%, 04/17/28	345	342,145
4.88%, 01/30/30	180	179,394
4.95%, 03/29/33	240	234,798
5.25%, 01/30/35(a)	185	181,494
5.50%, 10/17/28	125	126,868
Hershey Co. (The)
1.70%, 06/01/30	130	116,007
2.45%, 11/15/29	90	83,710
Schedule of Investments
52

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Food (continued)
4.25%, 05/04/28	$150	$149,281
4.50%, 05/04/33	120	116,925
4.55%, 02/24/28	60	60,086
4.75%, 02/24/30	140	139,947
4.95%, 02/24/32	150	150,072
5.10%, 02/24/35	110	109,742
Hormel Foods Corp.
1.70%, 06/03/28	215	204,576
1.80%, 06/11/30	285	254,743
Ingredion, Inc., 2.90%, 06/01/30	170	158,010
J M Smucker Co. (The)
2.13%, 03/15/32	140	119,198
2.38%, 03/15/30	135	123,791
3.38%, 12/15/27	105	103,413
4.25%, 03/15/35	70	64,039
5.90%, 11/15/28	205	209,846
6.20%, 11/15/33	215	225,672
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings
3.00%, 02/02/29	165	157,782
3.00%, 05/15/32	160	141,008
3.63%, 01/15/32	240	220,495
3.75%, 12/01/31	130	120,690
5.50%, 01/15/36	220	214,381
5.75%, 04/01/33	365	370,323
5.95%, 04/20/35	155	156,656
6.75%, 03/15/34	180	192,292
Kellanova
2.10%, 06/01/30	155	140,212
3.40%, 11/15/27	143	141,197
4.30%, 05/15/28	165	164,078
5.25%, 03/01/33	115	115,336
Series B, 7.45%, 04/01/31	150	164,569
Kraft Heinz Foods Co.
3.75%, 04/01/30	185	177,154
4.25%, 03/01/31	120	115,899
4.63%, 01/30/29	110	109,699
5.00%, 07/15/35	100	95,559
5.20%, 03/15/32	115	114,749
5.40%, 03/15/35	145	143,291
6.75%, 03/15/32	75	80,270
Kroger Co. (The)
1.70%, 01/15/31	135	117,496
2.20%, 05/01/30	120	108,931
4.50%, 01/15/29	175	173,995
5.00%, 09/15/34	480	463,852
7.50%, 04/01/31	130	142,955
McCormick & Co., Inc.
1.85%, 02/15/31	130	113,520
2.50%, 04/15/30	135	123,917
4.15%, 02/15/29	90	88,573
4.70%, 10/15/34	115	109,032
4.95%, 04/15/33	140	136,980
Mondelez International, Inc.
1.50%, 02/04/31	175	151,129
1.88%, 10/15/32	135	113,949
2.75%, 04/13/30	172	159,598
3.00%, 03/17/32	209	187,935
4.13%, 05/07/28	145	143,646
4.25%, 05/06/28	135	134,076
4.50%, 05/06/30	85	83,659
Security	Par (000)	Value
Food (continued)
4.75%, 02/20/29	$130	$129,983
4.75%, 08/28/34	160	153,649
5.13%, 05/06/35	60	58,950
Pilgrim's Pride Corp.
3.50%, 03/01/32	105	95,044
4.25%, 04/15/31	245	233,600
6.25%, 07/01/33	230	237,868
6.88%, 05/15/34	110	117,787
Sysco Corp.
2.40%, 02/15/30	125	114,390
2.45%, 12/14/31	90	78,915
4.40%, 07/25/31	145	139,690
4.95%, 03/25/36	80	75,207
5.10%, 09/23/30	165	164,693
5.38%, 09/21/35	35	34,192
5.40%, 03/23/35	145	142,297
5.75%, 01/17/29	60	61,149
5.95%, 04/01/30	230	235,774
6.00%, 01/17/34	120	123,343
Tyson Foods, Inc.
4.35%, 03/01/29	137	135,432
4.88%, 08/15/34	155	148,509
4.95%, 02/20/36	75	71,333
5.10%, 08/24/31	80	79,675
5.60%, 01/24/37	80	79,375
5.70%, 03/15/34	185	187,488
		14,571,354
Forest Products & Paper — 0.0%
Celulosa Arauco y Constitucion SA, 3.88%, 11/02/27	40	39,440
Georgia-Pacific LLC
7.75%, 11/15/29	190	206,237
8.88%, 05/15/31	120	138,791
International Paper Co., 5.00%, 09/15/35	20	19,174
Suzano Austria GmbH
2.50%, 09/15/28	95	90,281
3.13%, 01/15/32	240	211,826
4.00%, 01/15/31	270	253,172
5.00%, 01/15/30	215	211,312
6.00%, 01/15/29	370	375,513
Suzano Netherlands BV, 5.50%, 01/15/36	225	215,946
		1,761,692
Gas — 0.2%
Atmos Energy Corp.
1.50%, 01/15/31	162	140,257
2.63%, 09/15/29	172	162,189
4.75%, 01/15/32	135	132,647
5.20%, 08/15/35	110	108,791
5.45%, 10/15/32	25	25,365
5.90%, 11/15/33	200	207,790
CenterPoint Energy Resources Corp.
1.75%, 10/01/30	177	156,178
4.00%, 04/01/28	120	118,764
4.40%, 07/01/32	105	100,882
5.25%, 03/01/28	310	312,739
5.40%, 07/01/34	125	124,638
National Fuel Gas Co.
2.95%, 03/01/31	80	72,378
3.95%, 09/15/27	70	69,428
4.75%, 09/01/28	55	54,827
53
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Gas (continued)
4.75%, 05/15/29	$125	$124,016
5.05%, 10/15/31	125	122,907
5.50%, 03/15/30	135	136,215
5.50%, 05/15/36	75	72,916
5.95%, 03/15/35	105	106,537
NiSource, Inc.
1.70%, 02/15/31	299	258,756
2.95%, 09/01/29	219	207,104
3.60%, 05/01/30	290	276,746
4.75%, 05/18/31	100	98,596
5.20%, 07/01/29	150	151,472
5.25%, 03/30/28	395	398,307
5.30%, 05/18/36	150	146,002
5.35%, 04/01/34	85	84,607
5.35%, 07/15/35	195	191,734
5.40%, 06/30/33	105	105,524
5.75%, 07/15/56, (5-year CMT + 2.04%)(b)	75	73,804
6.25%, 04/15/57, (5-year CMT + 1.93%)(b)	70	69,864
6.38%, 03/31/55, (5-year CMT + 2.53%)(b)	200	201,476
ONE Gas, Inc.
2.00%, 05/15/30	120	108,172
4.25%, 09/01/32	75	72,056
5.10%, 04/01/29	130	130,923
5.45%, 09/01/36	65	64,455
Piedmont Natural Gas Co., Inc.
2.50%, 03/15/31	45	40,324
3.50%, 06/01/29	127	122,668
5.10%, 02/15/35	130	126,380
5.40%, 06/15/33	95	95,370
Southern California Gas Co.
5.05%, 09/01/34	125	122,179
5.20%, 06/01/33	140	139,424
5.45%, 06/15/35	185	184,250
Series GGG, 5.50%, 09/01/36	100	98,980
Series XX, 2.55%, 02/01/30	225	208,368
Southern Co. Gas Capital Corp.
4.95%, 09/15/34	135	130,552
5.15%, 09/15/32	115	114,627
5.75%, 09/15/33	150	153,090
6.05%, 09/15/56, (5-year CMT + 1.82%)(b)	110	109,244
Series 2020-A, 1.75%, 01/15/31	128	111,752
Series A, 4.05%, 09/15/28	130	128,389
Series B, 5.10%, 09/15/35	100	96,681
Southwest Gas Corp.
2.20%, 06/15/30	127	114,505
3.70%, 04/01/28	85	83,624
4.05%, 03/15/32	150	141,730
5.45%, 03/23/28	110	111,063
5.80%, 12/01/27	120	121,848
Spire Missouri, Inc.
4.80%, 02/15/33	55	53,839
Series 2034, 5.15%, 08/15/34	80	78,985
Spire, Inc., 4.60%, 09/01/31	60	58,328
		7,735,262
Hand & Machine Tools — 0.0%
Kennametal, Inc.
2.80%, 03/01/31	80	71,875
5.80%, 05/28/36	40	39,369
Stanley Black & Decker, Inc.
2.30%, 03/15/30	220	200,232
3.00%, 05/15/32	160	142,453
Security	Par (000)	Value
Hand & Machine Tools (continued)
4.25%, 11/15/28	$155	$153,309
6.00%, 03/06/28	100	101,648
		708,886
Health Care - Products — 0.4%
Abbott Laboratories
1.15%, 01/30/28	273	260,896
1.40%, 06/30/30	116	102,399
3.70%, 03/09/29	570	556,959
4.00%, 03/15/31	645	621,810
4.30%, 03/15/33	640	611,620
4.65%, 03/15/36	775	734,638
Agilent Technologies, Inc.
2.10%, 06/04/30	120	108,288
2.30%, 03/12/31	220	195,835
2.75%, 09/15/29	60	56,438
4.20%, 09/09/27	155	154,658
4.75%, 09/09/34	130	125,339
4.90%, 01/15/32(c)	130	128,607
Augusta SpinCo Corp.
4.40%, 03/23/29	145	143,380
4.66%, 03/23/31	155	152,308
4.95%, 03/23/33	165	161,536
5.25%, 03/23/36	265	258,520
Baxter International, Inc.
1.73%, 04/01/31	150	127,381
2.27%, 12/01/28	205	193,192
2.54%, 02/01/32	241	207,087
3.95%, 04/01/30	135	129,571
4.45%, 02/15/29	110	108,494
4.90%, 12/15/30	150	147,298
5.65%, 12/15/35	185	180,511
Boston Scientific Corp.
2.65%, 06/01/30	340	313,404
4.00%, 03/01/28	115	114,072
Dentsply Sirona, Inc., 3.25%, 06/01/30(a)	188	173,790
DH Europe Finance II SARL, 2.60%, 11/15/29	205	191,488
Edwards Lifesciences Corp., 4.30%, 06/15/28	174	172,709
GE HealthCare Technologies, Inc.
4.15%, 12/15/28	155	152,922
4.80%, 08/14/29	215	214,890
4.80%, 01/15/31	115	113,798
4.95%, 12/15/35	165	157,730
5.50%, 06/15/35	170	169,194
5.65%, 11/15/27	190	192,096
5.86%, 03/15/30	295	302,603
5.91%, 11/22/32	430	444,360
Medtronic Global Holdings SCA
4.25%, 03/30/28	273	271,813
4.50%, 03/30/33	270	260,275
Medtronic, Inc., 4.38%, 03/15/35	415	390,349
Revvity, Inc.
1.90%, 09/15/28	145	136,755
2.25%, 09/15/31	150	130,542
2.55%, 03/15/31	105	93,945
3.30%, 09/15/29	156	148,320
Smith & Nephew PLC
2.03%, 10/14/30	260	229,959
5.40%, 03/20/34	150	148,721
Solventum Corp.
5.40%, 03/01/29	178	179,929
5.45%, 03/13/31	255	257,642
Schedule of Investments
54

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Products (continued)
5.60%, 03/23/34	$355	$356,304
STERIS Irish FinCo UnLtd Co., 2.70%, 03/15/31	175	157,517
Stryker Corp.
1.95%, 06/15/30	235	210,980
3.65%, 03/07/28	160	157,660
4.25%, 09/11/29	250	246,090
4.63%, 09/11/34	110	105,174
4.70%, 02/10/28	160	160,194
4.85%, 12/08/28	160	160,374
4.85%, 02/10/30	175	174,670
5.20%, 02/10/35	255	252,540
Thermo Fisher Scientific, Inc.
1.75%, 10/15/28	215	202,556
2.00%, 10/15/31	295	256,532
2.60%, 10/01/29	290	272,062
4.20%, 03/01/31	125	121,275
4.22%, 02/12/31	85	82,515
4.47%, 10/07/32	165	159,780
4.55%, 06/15/33	175	168,778
4.79%, 10/07/35	160	153,723
4.80%, 11/21/27	170	170,710
4.90%, 02/12/36	300	288,868
4.95%, 11/21/32	135	134,256
4.98%, 08/10/30	215	215,825
5.00%, 01/31/29	195	196,538
5.09%, 08/10/33	230	229,016
5.20%, 01/31/34	115	114,875
Zimmer Biomet Holdings, Inc.
2.60%, 11/24/31	220	194,823
5.05%, 02/19/30	165	165,359
5.20%, 09/15/34	150	147,065
5.35%, 12/01/28	140	141,495
5.50%, 02/19/35	140	139,560
		15,965,185
Health Care - Services — 0.7%
Adventist Health System/West
5.43%, 03/01/32	95	95,401
5.76%, 12/01/34	100	100,691
Series 2025, 4.74%, 12/01/30	75	73,648
Advocate Health & Hospitals Corp., 3.83%, 08/15/28	110	108,538
Aetna, Inc., 6.63%, 06/15/36	115	122,241
Ascension Health
Series 2025, 4.08%, 11/15/28	80	79,132
Series 2025, 4.29%, 11/15/30	155	151,153
Series 2025, 4.92%, 11/15/35	135	130,544
Series B, 2.53%, 11/15/29	231	215,272
Banner Health
1.90%, 01/01/31	100	88,158
2.34%, 01/01/30	100	92,089
Baylor Scott & White Holdings, Series 2021, 1.78%, 11/15/30	130	114,333
Bon Secours Mercy Health, Inc.
3.46%, 06/01/30	160	152,933
Series 2018, 4.30%, 07/01/28(a)	100	99,006
Cedars-Sinai Health System, Series 2021, 2.29%, 08/15/31(a)	135	119,447
CHRISTUS Health, Series C, 4.34%, 07/01/28	35	34,655
Cigna Group (The)
2.38%, 03/15/31	380	339,198
2.40%, 03/15/30	328	301,206
Security	Par (000)	Value
Health Care - Services (continued)
3.05%, 10/15/27	$140	$137,767
4.38%, 10/15/28	855	848,293
4.50%, 09/15/30	205	201,388
4.88%, 09/15/32	200	196,249
5.00%, 05/15/29	225	226,395
5.13%, 05/15/31(a)	165	165,699
5.25%, 02/15/34	290	287,717
5.25%, 01/15/36	310	302,900
5.40%, 03/15/33	195	196,539
CommonSpirit Health
2.78%, 10/01/30	87	79,489
3.35%, 10/01/29	172	163,696
4.35%, 09/01/30	65	63,055
4.98%, 09/01/35	60	57,197
5.21%, 12/01/31	130	129,702
5.32%, 12/01/34	150	147,396
6.07%, 11/01/27	110	111,557
Elevance Health, Inc.
2.25%, 05/15/30	264	240,022
2.55%, 03/15/31	240	215,568
2.88%, 09/15/29	194	183,135
3.65%, 12/01/27	405	400,574
4.00%, 09/15/28	175	172,589
4.10%, 03/01/28	319	316,355
4.10%, 05/15/32	155	146,652
4.60%, 09/15/32	150	144,929
4.75%, 02/15/30	160	158,903
4.75%, 02/15/33	235	227,741
4.95%, 11/01/31	190	188,197
5.00%, 01/15/36	260	248,949
5.15%, 06/15/29	145	146,177
5.20%, 02/15/35	300	294,044
5.38%, 06/15/34	250	248,941
5.50%, 10/15/32	165	167,009
5.85%, 01/15/36	5	5,072
5.95%, 12/15/34	60	61,634
HCA, Inc.
2.38%, 07/15/31	200	175,903
3.38%, 03/15/29	135	130,210
3.50%, 09/01/30	625	589,530
3.63%, 03/15/32	422	388,219
4.13%, 06/15/29	432	423,642
4.30%, 11/15/30	140	135,734
4.60%, 11/15/32	215	206,334
4.70%, 05/15/31	235	230,258
4.90%, 11/15/35	205	193,892
5.00%, 03/01/28	120	120,420
5.00%, 05/15/33	245	238,875
5.20%, 06/01/28	230	231,575
5.25%, 03/01/30	105	105,681
5.30%, 05/15/36	255	246,766
5.45%, 04/01/31	360	363,733
5.45%, 09/15/34	265	263,211
5.50%, 03/01/32	110	110,958
5.50%, 06/01/33	265	266,044
5.60%, 04/01/34	235	236,043
5.63%, 09/01/28	330	334,196
5.75%, 03/01/35	315	317,532
5.88%, 02/01/29	245	249,611
Humana, Inc.
2.15%, 02/03/32(a)	170	145,655
55
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
3.13%, 08/15/29	$125	$118,738
3.70%, 03/23/29	175	169,712
4.88%, 04/01/30	130	128,754
5.38%, 04/15/31	345	345,569
5.55%, 05/01/35	35	34,348
5.75%, 03/01/28	205	207,618
5.75%, 12/01/28	145	147,426
5.88%, 03/01/33	190	193,043
5.95%, 03/15/34	275	279,349
Icon Investments Six DAC
5.06%, 08/13/29(c)	200	199,642
5.42%, 08/13/31(c)	200	199,071
ICON Investments Six DAC
5.85%, 05/08/29	200	203,592
6.00%, 05/08/34	70	70,636
6.00%, 08/13/36(c)	200	199,594
IQVIA, Inc.
5.70%, 05/15/28	100	101,181
6.25%, 02/01/29	220	225,997
Laboratory Corp. of America Holdings
2.70%, 06/01/31	120	107,856
2.95%, 12/01/29	86	80,863
3.60%, 09/01/27	173	171,530
4.35%, 04/01/30	195	190,838
4.55%, 04/01/32	140	135,834
4.80%, 10/01/34	185	177,322
OhioHealth Corp., 2.30%, 11/15/31	140	123,087
Orlando Health Obligated Group, 5.48%, 10/01/35	10	10,024
PeaceHealth Obligated Group
4.34%, 11/15/28	15	14,860
4.86%, 11/15/32	35	34,298
Piedmont Healthcare, Inc., 2.04%, 01/01/32	140	120,028
Providence St. Joseph Health Obligated Group
5.37%, 10/01/32	130	130,568
5.40%, 10/01/33	130	130,720
Series 19A, 2.53%, 10/01/29	85	79,234
Quest Diagnostics, Inc.
2.80%, 06/30/31	185	167,241
2.95%, 06/30/30	210	195,319
4.20%, 06/30/29	160	157,277
4.60%, 12/15/27	120	120,051
4.63%, 12/15/29	135	133,977
5.00%, 12/15/34	200	194,727
5.00%, 06/30/36	75	72,069
6.40%, 11/30/33	170	180,851
Rush System for Health Obligated Group, Series 2020, 3.92%, 11/15/29	111	107,936
SSM Health Care Corp., 4.89%, 06/01/28	65	65,120
Stanford Health Care, Series 2020, 3.31%, 08/15/30	120	113,547
Sutter Health
Series 2025, 5.21%, 08/15/32	40	40,092
Series 2025, 5.54%, 08/15/35	115	115,997
Series 20A, 2.29%, 08/15/30	10	9,048
UnitedHealth Group, Inc.
2.00%, 05/15/30	260	234,627
2.30%, 05/15/31	360	319,354
2.88%, 08/15/29	199	188,891
2.95%, 10/15/27	298	293,207
3.85%, 06/15/28	300	296,289
3.88%, 12/15/28	233	229,050
Security	Par (000)	Value
Health Care - Services (continued)
4.00%, 05/15/29	$203	$199,217
4.20%, 05/15/32	350	335,115
4.25%, 01/15/29	300	296,858
4.40%, 06/15/28	165	164,435
4.50%, 04/15/33	385	369,641
4.63%, 07/15/35	120	113,572
4.65%, 01/15/31	105	103,749
4.70%, 04/15/29	105	104,924
4.80%, 01/15/30	280	279,632
4.90%, 04/15/31	235	234,439
4.95%, 01/15/32	345	342,956
5.00%, 04/15/34	300	293,709
5.15%, 07/15/34	465	459,259
5.25%, 02/15/28	300	303,041
5.30%, 02/15/30	280	283,683
5.30%, 06/15/35	95	94,501
5.35%, 02/15/33	325	327,783
5.80%, 03/15/36	105	107,690
Universal Health Services, Inc.
2.65%, 10/15/30	185	166,221
2.65%, 01/15/32	115	99,662
4.63%, 10/15/29	55	54,083
5.05%, 10/15/34	115	108,414
5.50%, 09/01/31	55	54,990
6.00%, 09/01/36	55	54,731
UPMC, 5.04%, 05/15/33	35	34,548
		27,556,052
Holding Companies - Diversified — 0.3%
Apollo Debt Solutions BDC
5.70%, 01/23/31(a)(c)	55	53,549
5.88%, 08/30/30	65	63,967
6.55%, 03/15/32	305	306,452
6.70%, 07/29/31	405	410,077
6.90%, 04/13/29	215	219,710
Ares Capital Corp.
2.88%, 06/15/28	140	134,460
3.20%, 11/15/31	190	165,740
5.10%, 01/15/31	145	139,799
5.25%, 04/12/31	100	96,684
5.50%, 09/01/30	170	167,254
5.55%, 01/15/30	50	49,517
5.80%, 03/08/32	235	231,570
5.88%, 03/01/29	200	201,214
5.95%, 07/15/29	170	171,244
Ares Strategic Income Fund
4.85%, 01/15/29	90	88,318
5.15%, 01/15/31	70	66,834
5.45%, 09/09/28	85	84,654
5.55%, 04/15/31	55	53,111
5.60%, 02/15/30	195	191,606
5.70%, 03/15/28	165	165,530
5.80%, 09/09/30	140	137,371
6.20%, 03/21/32	195	192,951
6.35%, 08/15/29	155	156,876
Bain Capital Specialty Finance, Inc.
5.95%, 03/15/30(a)	70	68,109
5.95%, 03/01/31(a)	25	24,110
Barings BDC, Inc.
5.20%, 09/15/28	45	44,453
7.00%, 02/15/29	80	81,659
Barings Private Credit Corp., 6.15%, 06/11/30	50	49,394
Schedule of Investments
56

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Holding Companies - Diversified (continued)
Blackstone Private Credit Fund
4.00%, 01/15/29	$135	$129,491
4.95%, 09/26/27	95	94,806
5.05%, 09/10/30	110	105,361
5.25%, 04/01/30	90	87,117
5.35%, 03/12/31	60	57,627
5.60%, 11/22/29	135	133,224
5.95%, 07/16/29	200	199,921
5.95%, 05/15/31(a)	65	63,794
6.00%, 01/29/32	245	240,289
6.00%, 11/22/34(a)	225	214,201
6.20%, 11/15/31	100	98,883
6.25%, 01/25/31	130	129,427
7.30%, 11/27/28	130	134,056
Blackstone Secured Lending Fund
2.85%, 09/30/28	108	102,200
5.13%, 01/31/31	60	57,140
5.25%, 09/04/29	35	34,444
5.30%, 06/30/30	170	164,985
5.35%, 04/13/28	155	154,599
5.88%, 11/15/27	85	85,619
5.90%, 05/21/31	45	44,065
Blue Owl Capital Corp.
2.88%, 06/11/28	190	180,700
5.95%, 03/15/29	120	119,852
6.20%, 07/15/30	60	59,766
6.30%, 08/15/31	45	44,623
Blue Owl Credit Income Corp.
5.80%, 03/15/30	205	199,899
6.55%, 10/15/31(c)	85	84,341
6.60%, 09/15/29	200	201,481
6.65%, 03/15/31	125	125,259
7.75%, 09/16/27	125	127,883
7.75%, 01/15/29	105	108,168
7.95%, 06/13/28	145	149,514
Blue Owl Technology Finance Corp.
6.10%, 03/15/28	105	105,071
6.75%, 04/04/29(a)	150	150,448
Capital Southwest Corp., 5.95%, 09/18/30	35	34,669
Carlyle Secured Lending, Inc.
5.75%, 02/15/31	25	23,919
6.75%, 02/18/30	15	15,024
Franklin BSP Capital Corp., 7.20%, 06/15/29	115	117,523
Goldman Sachs BDC, Inc.
5.10%, 01/28/29	25	24,508
5.65%, 09/09/30(a)	100	98,404
Goldman Sachs Private Credit Corp.
5.05%, 02/23/28	50	49,762
5.38%, 01/31/29	30	29,787
5.88%, 05/06/28	65	65,379
5.88%, 01/31/31	70	68,831
6.15%, 06/16/31(c)	270	267,372
6.25%, 05/06/30	135	135,376
Golub Capital BDC, Inc.
6.00%, 07/15/29	135	135,394
6.25%, 06/01/31	25	24,834
7.05%, 12/05/28	150	153,922
Golub Capital Private Credit Fund
5.45%, 08/15/28	115	114,237
5.60%, 04/15/31(c)	75	71,665
5.80%, 09/12/29	105	104,237
Security	Par (000)	Value
Holding Companies - Diversified (continued)
5.88%, 05/01/30	$55	$54,009
HA Sustainable Infrastructure Capital, Inc.
5.95%, 07/15/33(c)	55	54,331
6.00%, 03/15/36	100	97,443
6.15%, 01/15/31	50	50,828
6.38%, 07/01/34	275	276,939
6.75%, 07/15/35	150	153,691
Main Street Capital Corp.
5.40%, 08/15/28	40	39,954
6.95%, 03/01/29	70	71,838
Morgan Stanley Direct Lending Fund
6.00%, 05/19/30	65	64,217
6.10%, 07/15/31	30	29,487
6.15%, 05/17/29	75	75,301
MSD Investment Corp.
6.13%, 02/05/31(c)	25	24,213
6.25%, 05/31/30	105	103,566
6.38%, 06/12/29(c)	30	29,948
New Mountain Finance Corp.
6.20%, 10/15/27	10	10,072
6.88%, 02/01/29(a)	70	70,122
North Haven Private Income Fund LLC
5.13%, 09/25/28	55	53,605
5.75%, 02/01/30	35	33,896
Oaktree Specialty Lending Corp.
6.34%, 02/27/30(a)	55	54,486
7.10%, 02/15/29	75	76,164
Oaktree Strategic Credit Fund
6.19%, 07/15/30(a)	65	64,668
6.50%, 07/23/29	95	96,083
8.40%, 11/14/28	85	89,222
Sixth Street Lending Partners
5.75%, 01/15/30	150	148,198
6.13%, 07/15/30	90	89,955
6.50%, 03/11/29	170	172,447
Sixth Street Specialty Lending, Inc.
5.63%, 08/15/30	75	74,223
5.65%, 08/15/31	35	34,075
6.13%, 03/01/29(a)	100	100,900
6.95%, 08/14/28	30	30,735
T Rowe Price Oha Select Private Credit Fund, 6.50%, 07/02/31(a)(c)	35	34,538
		11,698,464
Home Builders — 0.1%
DR Horton, Inc.
1.40%, 10/15/27	155	149,735
4.85%, 10/15/30	105	104,273
5.00%, 10/15/34	170	164,437
5.50%, 10/15/35	55	54,590
Lennar Corp.
4.75%, 11/29/27	198	198,079
5.20%, 07/30/30	175	175,434
Meritage Homes Corp., 5.65%, 03/15/35	115	114,161
NVR, Inc., 3.00%, 05/15/30	255	237,236
PulteGroup, Inc.
4.25%, 03/01/31	80	77,200
4.90%, 03/01/36	55	52,384
6.00%, 02/15/35	50	51,388
6.38%, 05/15/33	105	110,850
7.88%, 06/15/32	90	101,546
57
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Home Builders (continued)
Sekisui House U.S., Inc.
2.50%, 01/15/31	$92	$80,553
3.85%, 01/15/30	80	75,667
Toll Brothers Finance Corp.
3.80%, 11/01/29	132	127,061
4.35%, 02/15/28	130	129,318
5.60%, 06/15/35	115	114,081
		2,117,993
Home Furnishings — 0.0%
Leggett & Platt, Inc.
3.50%, 11/15/27	130	127,300
4.40%, 03/15/29	118	114,006
Sony Group Corp.
4.66%, 06/30/31	95	93,673
5.09%, 06/30/36	100	97,300
		432,279
Household Products & Wares — 0.1%
Avery Dennison Corp.
2.25%, 02/15/32	100	86,096
2.65%, 04/30/30	160	147,534
4.88%, 12/06/28	165	165,366
5.75%, 03/15/33	120	122,981
Church & Dwight Co., Inc.
2.30%, 12/15/31	120	104,810
5.60%, 11/15/32	140	144,466
Clorox Co. (The)
1.80%, 05/15/30	145	129,347
3.10%, 10/01/27	120	118,254
3.90%, 05/15/28	125	123,279
4.40%, 05/01/29	170	167,914
4.60%, 05/01/32	130	125,850
4.70%, 05/15/31	75	73,534
4.95%, 05/15/33	75	72,968
5.25%, 05/15/36	75	72,815
Kimberly-Clark Corp.
1.05%, 09/15/27	185	179,013
2.00%, 11/02/31	155	134,471
3.10%, 03/26/30	225	212,243
3.20%, 04/25/29	181	174,118
3.95%, 11/01/28	190	187,510
4.50%, 02/16/33	105	102,871
		2,645,440
Insurance — 0.8%
ACE Capital Trust II, Series N, 9.70%, 04/01/30	100	115,034
AEGON Funding Co. LLC, 5.63%, 05/07/36	75	73,104
Aegon Ltd., 5.50%, 04/11/48, (6-mo. SOFR US + 3.97%)(b)	200	199,914
Aflac, Inc.
3.60%, 04/01/30	270	257,968
5.15%, 05/14/36	100	97,400
Alleghany Corp., 3.63%, 05/15/30	190	181,607
Allstate Corp. (The)
1.45%, 12/15/30	175	150,963
5.05%, 06/24/29	110	110,647
5.25%, 03/30/33	165	165,110
5.35%, 06/01/33	100	100,434
5.55%, 05/09/35	120	120,946
American Financial Group, Inc., 5.00%, 09/23/35	60	56,483
American International Group, Inc.
3.40%, 06/30/30	154	144,811
Security	Par (000)	Value
Insurance (continued)
3.88%, 01/15/35	$50	$44,902
4.85%, 05/07/30	90	89,729
5.13%, 03/27/33	210	207,928
5.45%, 05/07/35	185	184,415
American National Group, Inc.
5.75%, 10/01/29	95	96,115
6.00%, 07/15/35	170	164,299
Aon Corp.
2.80%, 05/15/30	244	225,218
3.75%, 05/02/29	186	180,727
4.50%, 12/15/28	102	101,311
Aon Corp./Aon Global Holdings PLC
2.05%, 08/23/31	130	112,521
2.60%, 12/02/31	115	101,238
5.00%, 09/12/32	112	110,536
5.35%, 02/28/33	185	184,788
Aon North America, Inc.
5.15%, 03/01/29	235	236,603
5.30%, 03/01/31	145	145,944
5.45%, 03/01/34	385	382,933
Arch Capital Group Ltd.
5.25%, 06/15/36	155	150,967
7.35%, 05/01/34	35	38,968
Arthur J Gallagher & Co.
2.40%, 11/09/31	120	104,737
4.60%, 12/15/27	245	244,856
4.85%, 12/15/29	90	89,810
5.00%, 02/15/32	95	93,806
5.15%, 02/15/35	340	329,940
5.45%, 07/15/34	100	99,287
5.50%, 03/02/33	80	80,362
6.50%, 02/15/34	95	100,359
Aspen Insurance Holdings Ltd., 5.75%, 07/01/30	5	5,086
Assurant, Inc.
2.65%, 01/15/32	110	95,332
3.70%, 02/22/30	110	104,636
4.90%, 03/27/28	115	115,119
Assured Guaranty U.S. Holdings, Inc.
3.15%, 06/15/31	185	169,729
6.13%, 09/15/28	60	61,402
Athene Holding Ltd.
3.50%, 01/15/31	85	78,479
4.13%, 01/12/28	270	266,839
5.88%, 01/15/34	158	156,874
6.15%, 04/03/30	59	60,498
6.15%, 08/15/36	110	108,893
6.63%, 10/15/54, (5-year CMT + 2.61%)(b)	125	115,552
6.65%, 02/01/33	130	134,838
6.88%, 06/28/55, (5-year CMT + 2.58%)(b)	120	112,316
Axis Specialty Finance LLC, 3.90%, 07/15/29	184	178,122
Axis Specialty Finance PLC, 4.00%, 12/06/27	160	158,404
Berkshire Hathaway Finance Corp.
1.45%, 10/15/30	171	150,452
1.85%, 03/12/30	130	118,294
2.88%, 03/15/32	230	209,692
Brighthouse Financial, Inc., 5.63%, 05/15/30(a)	170	169,827
Brown & Brown, Inc.
2.38%, 03/15/31	197	173,719
4.20%, 03/17/32	160	150,114
4.50%, 03/15/29	105	103,697
4.70%, 06/23/28	150	149,614
Schedule of Investments
58

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
4.90%, 06/23/30	$115	$113,705
5.25%, 06/23/32	135	132,980
5.55%, 06/23/35	235	229,752
5.65%, 06/11/34	125	123,969
Chubb INA Holdings LLC
1.38%, 09/15/30	245	213,293
4.65%, 08/15/29	125	124,781
4.90%, 08/15/35	270	259,890
5.00%, 03/15/34	360	353,166
5.30%, 05/20/36	210	207,015
Cincinnati Financial Corp.
6.13%, 11/01/34	40	40,856
6.92%, 05/15/28	129	133,605
CNA Financial Corp.
2.05%, 08/15/30	155	137,994
3.90%, 05/01/29	151	146,994
5.13%, 02/15/34	95	92,220
5.20%, 08/15/35	55	52,910
5.50%, 06/15/33	80	79,762
CNO Financial Group, Inc.
5.25%, 05/30/29	165	164,842
6.45%, 06/15/34	160	163,660
Corebridge Financial, Inc.
3.85%, 04/05/29	315	306,383
3.90%, 04/05/32	370	342,331
5.75%, 01/15/34	95	95,773
5.90%, 08/20/36	120	120,479
6.05%, 09/15/33	80	82,061
6.38%, 09/15/54, (5-year CMT + 2.65%)(b)	115	113,825
Enstar Group Ltd.
3.10%, 09/01/31	145	127,768
4.95%, 06/01/29	188	186,528
Equitable Holdings, Inc.
4.35%, 04/20/28	293	290,733
5.59%, 01/11/33	165	166,303
6.70%, 03/28/55, (5-year CMT + 2.39%)(b)	100	101,261
Essent Group Ltd., 6.25%, 07/01/29	140	143,511
F&G Annuities & Life, Inc.
6.25%, 10/04/34(a)	115	108,591
6.50%, 06/04/29	140	141,788
7.40%, 01/13/28	105	107,369
Fairfax Financial Holdings Ltd.
3.38%, 03/03/31	80	73,929
4.63%, 04/29/30	140	137,698
4.85%, 04/17/28	194	193,755
5.63%, 08/16/32	220	221,940
6.00%, 12/07/33	95	97,233
Fidelity National Financial, Inc.
2.45%, 03/15/31	145	127,386
3.40%, 06/15/30	160	149,466
4.50%, 08/15/28	165	164,053
First American Financial Corp.
2.40%, 08/15/31	180	155,769
4.00%, 05/15/30	95	90,633
5.45%, 09/30/34	110	106,336
Globe Life, Inc.
2.15%, 08/15/30	130	116,432
4.55%, 09/15/28	235	233,338
4.80%, 06/15/32	120	116,612
5.85%, 09/15/34	70	70,788
Security	Par (000)	Value
Insurance (continued)
Hanover Insurance Group, Inc. (The)
2.50%, 09/01/30	$109	$98,262
5.50%, 09/01/35	70	68,386
Hartford Insurance Group, Inc. (The), 2.80%, 08/19/29	185	174,993
Horace Mann Educators Corp.
4.70%, 10/01/30	105	102,578
7.25%, 09/15/28	75	77,989
Jackson Financial, Inc.
3.13%, 11/23/31	130	115,180
5.67%, 06/08/32	90	89,621
Kemper Corp.
2.40%, 09/30/30	125	109,297
3.80%, 02/23/32	135	120,279
Lincoln National Corp.
3.05%, 01/15/30	150	140,422
3.40%, 01/15/31	120	111,474
3.40%, 03/01/32	60	54,182
3.80%, 03/01/28	155	152,624
5.35%, 11/15/35	120	115,058
5.85%, 03/15/34	80	80,462
Loews Corp.
3.20%, 05/15/30	210	197,616
4.94%, 04/01/36	75	71,276
6.00%, 02/01/35	35	36,337
Manulife Financial Corp.
3.70%, 03/16/32	240	224,280
4.99%, 12/11/35	215	206,436
Markel Group, Inc.
3.35%, 09/17/29	128	122,030
3.50%, 11/01/27	140	138,024
Marsh & McLennan Companies, Inc.
2.25%, 11/15/30	175	156,910
2.38%, 12/15/31	140	122,485
4.38%, 03/15/29	390	385,911
4.55%, 11/08/27	325	325,023
4.65%, 03/15/30	240	238,231
4.85%, 11/15/31	245	241,985
4.95%, 03/15/36	120	114,923
5.00%, 03/15/35	440	424,203
5.15%, 03/15/34	110	108,266
5.40%, 09/15/33	150	151,360
5.75%, 11/01/32	107	110,112
5.88%, 08/01/33	50	51,710
Mercury General Corp., 6.25%, 06/15/36	55	54,298
MetLife, Inc.
4.55%, 03/23/30	314	311,107
5.30%, 12/15/34	95	94,772
5.38%, 07/15/33(a)	248	251,024
5.70%, 06/15/35	330	335,584
5.85%, 03/15/56, (5-year CMT + 1.82%)(b)	105	101,823
6.38%, 06/15/34	190	201,462
6.50%, 12/15/32	135	144,528
Series G, 6.35%, 03/15/55, (5-year CMT + 2.08%)(b)	200	203,214
MGIC Investment Corp., 5.25%, 08/15/28	135	134,767
NMI Holdings, Inc., 6.00%, 08/15/29	65	66,155
Old Republic International Corp.
5.70%, 06/01/36	120	117,609
5.75%, 03/28/34	95	95,267
PartnerRe Finance B LLC, 3.70%, 07/02/29	295	285,038
59
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
Primerica, Inc., 2.80%, 11/19/31	$170	$151,157
Principal Financial Group, Inc.
2.13%, 06/15/30	165	148,404
3.70%, 05/15/29	171	165,658
5.30%, 01/15/37	70	67,686
5.38%, 03/15/33	125	125,360
Progressive Corp. (The)
3.00%, 03/15/32	170	153,197
3.20%, 03/26/30	110	103,947
4.00%, 03/01/29	153	150,512
4.60%, 03/26/31	55	54,093
4.95%, 06/15/33	125	123,914
5.15%, 03/26/36	205	200,189
6.25%, 12/01/32	105	111,434
6.63%, 03/01/29	115	120,040
Prudential Financial, Inc.
2.10%, 03/10/30(a)	160	146,147
3.70%, 10/01/50, (5-year CMT + 3.04%)(b)	125	115,087
3.88%, 03/27/28	237	234,510
4.50%, 09/15/47, (3-mo. SOFR US + 2.64%)(b)	110	108,774
5.13%, 03/01/52, (5-year CMT + 3.16%)(b)	195	188,386
5.20%, 03/14/35	185	181,601
5.70%, 09/15/48, (3-mo. SOFR US + 2.93%)(b)	210	210,135
5.75%, 07/15/33	65	67,158
6.00%, 09/01/52, (5-year CMT + 3.23%)(b)	290	291,398
6.25%, 06/15/56, (5-year CMT + 1.78%)(b)	100	98,444
6.50%, 03/15/54, (5-year CMT + 2.40%)(b)	200	204,040
6.75%, 03/01/53, (5-year CMT + 2.85%)(b)	120	124,778
Prudential Funding Asia PLC
3.13%, 04/14/30	261	245,926
3.63%, 03/24/32	140	129,706
Reinsurance Group of America, Inc.
3.15%, 06/15/30	145	134,815
3.90%, 05/15/29	235	228,569
5.75%, 09/15/34	165	165,500
6.00%, 09/15/33	45	46,025
6.65%, 09/15/55, (5-year CMT + 2.39%)(b)	150	149,512
RenaissanceRe Holdings Ltd.
3.60%, 04/15/29	155	150,014
5.75%, 06/05/33	185	186,113
5.80%, 04/01/35	110	110,535
RLI Corp., 5.38%, 06/01/36	75	71,570
Selective Insurance Group, Inc., 5.90%, 04/15/35	60	61,038
SiriusPoint Ltd., 7.00%, 04/05/29	130	134,347
Stewart Information Services Corp., 3.60%, 11/15/31	135	118,358
Travelers Companies, Inc. (The)
4.95%, 07/24/31	135	134,477
5.05%, 07/24/35	110	107,139
6.75%, 06/20/36	10	10,962
Travelers Property Casualty Corp., 6.38%, 03/15/33	100	107,195
Unum Group
4.00%, 06/15/29	125	121,860
5.25%, 12/15/35	50	48,137
Willis North America, Inc.
2.95%, 09/15/29	203	191,127
4.50%, 09/15/28	150	148,974
4.55%, 03/15/31	175	169,876
5.15%, 03/15/36	70	66,885
5.35%, 05/15/33	175	174,140
		30,379,136
Security	Par (000)	Value
Internet — 0.9%
Airbnb, Inc.
4.40%, 03/16/29	$155	$153,661
4.65%, 03/16/31	150	147,898
5.25%, 03/16/36	175	171,036
Alibaba Group Holding Ltd.
2.13%, 02/09/31	345	308,394
3.40%, 12/06/27	560	551,992
4.50%, 11/28/34	44	41,660
5.25%, 05/26/35	250	248,503
Alphabet, Inc.
1.10%, 08/15/30	500	434,553
3.70%, 02/15/29	480	469,872
3.88%, 11/15/28	210	207,260
4.00%, 05/15/30	245	238,449
4.10%, 11/15/30	415	402,408
4.10%, 02/15/31	435	420,577
4.38%, 11/15/32	185	178,028
4.40%, 02/15/33	695	665,366
4.50%, 08/10/28(a)	160	160,057
4.50%, 05/15/35	335	317,839
4.63%, 08/10/29	365	363,927
4.70%, 11/15/35	595	563,792
4.80%, 02/15/36	1,275	1,214,712
4.88%, 08/15/31	590	585,796
5.20%, 08/15/33	435	433,461
5.45%, 08/15/36	845	838,648
Amazon.com, Inc.
1.50%, 06/03/30	494	437,194
1.65%, 05/12/28	512	488,183
2.10%, 05/12/31	695	611,774
3.45%, 04/13/29	378	366,765
3.60%, 04/13/32	580	540,513
3.85%, 03/13/28	640	633,983
3.90%, 11/20/28	460	453,144
4.00%, 03/13/29	610	599,584
4.10%, 11/20/30	520	503,954
4.25%, 03/13/31	805	780,919
4.35%, 03/20/33	340	323,804
4.55%, 12/01/27	445	445,923
4.55%, 03/13/33	430	414,191
4.60%, 07/09/29	550	547,577
4.65%, 12/01/29	405	403,969
4.65%, 11/20/35	635	598,545
4.70%, 12/01/32	520	511,054
4.80%, 07/09/31	700	693,520
4.80%, 12/05/34	135	131,488
4.88%, 03/13/36	1,645	1,564,249
5.10%, 07/09/33	390	385,755
5.30%, 07/09/36	700	685,390
AppLovin Corp.
5.13%, 12/01/29	270	270,434
5.38%, 12/01/31	180	180,075
5.50%, 12/01/34	285	280,439
Baidu, Inc.
3.43%, 04/07/30	50	47,725
4.38%, 03/29/28	55	54,711
4.88%, 11/14/28	50	50,146
Booking Holdings, Inc.
3.55%, 03/15/28	165	162,420
5.38%, 05/07/36	60	59,010
Schedule of Investments
60

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Internet (continued)
eBay, Inc.
2.60%, 05/10/31	$205	$183,155
2.70%, 03/11/30	220	203,262
4.25%, 03/06/29	115	113,420
5.13%, 11/06/35	95	91,632
5.95%, 11/22/27	70	70,998
6.30%, 11/22/32	115	121,209
Expedia Group, Inc.
2.95%, 03/15/31	118	107,329
3.25%, 02/15/30	305	287,857
3.80%, 02/15/28	205	202,297
5.40%, 02/15/35	240	234,229
5.50%, 04/15/36	180	175,010
JD.com, Inc., 3.38%, 01/14/30	200	191,643
Meta Platforms, Inc.
3.85%, 08/15/32	750	695,433
4.20%, 11/15/30	675	654,457
4.30%, 08/15/29	205	203,289
4.55%, 05/15/31	720	703,649
4.55%, 08/15/31	310	302,521
4.60%, 05/15/28	310	310,590
4.60%, 11/15/32	385	369,623
4.75%, 08/15/34	600	570,880
4.80%, 05/15/30	235	234,273
4.88%, 05/15/33	700	676,611
4.88%, 11/15/35	1,160	1,086,129
4.95%, 05/15/33	475	464,420
5.25%, 05/15/36(a)	1,350	1,297,285
Netflix, Inc.
4.88%, 04/15/28	405	407,279
4.90%, 08/15/34(a)	275	269,377
5.25%, 08/15/36	160	158,102
5.88%, 11/15/28	520	533,380
6.38%, 05/15/29	228	237,893
Tencent Music Entertainment Group, 2.00%, 09/03/30	200	178,545
Uber Technologies, Inc.
4.15%, 01/15/31	175	168,959
4.30%, 01/15/30	355	348,054
4.80%, 09/15/34	305	291,782
4.80%, 09/15/35	245	232,150
VeriSign, Inc.
2.70%, 06/15/31	215	191,621
5.10%, 07/15/31	105	104,168
5.25%, 06/01/32	10	9,929
Weibo Corp., 3.38%, 07/08/30	200	186,123
		35,212,890
Iron & Steel — 0.1%
ArcelorMittal SA
4.25%, 07/16/29	130	127,780
5.38%, 05/19/36	185	180,077
6.00%, 06/17/34	110	113,408
6.55%, 11/29/27	275	280,662
6.80%, 11/29/32(a)	240	259,615
Gerdau Trade, Inc., 5.75%, 06/09/35	75	75,500
Nucor Corp.
2.70%, 06/01/30	145	134,173
3.13%, 04/01/32	185	168,208
3.95%, 05/01/28	157	155,545
4.65%, 06/01/30	135	134,018
5.10%, 06/01/35	105	103,518
Security	Par (000)	Value
Iron & Steel (continued)
Reliance, Inc., 2.15%, 08/15/30	$95	$85,021
Steel Dynamics, Inc.
1.65%, 10/15/27	60	58,107
3.25%, 01/15/31	105	97,611
3.45%, 04/15/30	147	139,354
4.00%, 12/15/28	120	117,966
5.25%, 05/15/35	160	157,115
5.38%, 08/15/34	85	84,506
Vale Overseas Ltd.
3.75%, 07/08/30	320	304,230
6.13%, 06/12/33	315	325,162
		3,101,576
Leisure Time — 0.0%
Brunswick Corp./DE
2.40%, 08/18/31	125	108,398
4.40%, 09/15/32	123	115,142
5.85%, 03/18/29	105	106,746
Polaris, Inc.
5.60%, 03/01/31	100	99,073
6.95%, 03/15/29	125	129,962
Royal Caribbean Cruises Ltd.
3.70%, 03/15/28	35	34,453
4.75%, 05/15/33	245	233,692
5.38%, 01/15/36	315	304,583
5.55%, 01/20/34	275	273,228
7.50%, 10/15/27	10	10,298
		1,415,575
Lodging — 0.2%
Choice Hotels International, Inc.
3.70%, 12/01/29	105	100,485
3.70%, 01/15/31	95	88,733
5.85%, 08/01/34	130	129,567
Hyatt Hotels Corp.
4.38%, 09/15/28	125	123,869
5.05%, 03/30/28	135	135,383
5.25%, 06/30/29	110	110,725
5.38%, 12/15/31	155	155,250
5.40%, 12/15/35(a)	95	92,062
5.50%, 06/30/34	80	79,553
5.75%, 04/23/30	130	132,323
5.75%, 03/30/32	120	121,958
Las Vegas Sands Corp.
3.90%, 08/08/29	195	187,932
5.30%, 05/15/31	75	74,072
5.63%, 06/15/28	160	161,407
5.65%, 05/18/33	75	73,823
6.00%, 08/15/29	140	142,729
6.00%, 06/14/30	110	112,068
6.20%, 08/15/34	85	85,914
Marriott International, Inc.
4.50%, 10/15/31	135	131,342
4.50%, 05/01/33	85	80,903
4.80%, 03/15/30	115	114,243
4.88%, 05/15/29	160	159,975
4.90%, 04/15/29	210	210,273
5.00%, 10/15/27	245	245,962
5.10%, 04/15/32	105	104,601
5.25%, 10/15/35	105	102,490
5.30%, 05/15/34	230	227,439
5.35%, 03/15/35	205	202,043
61
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Lodging (continued)
5.55%, 10/15/28	$180	$182,723
Series AA, 4.65%, 12/01/28	55	54,949
Series FF, 4.63%, 06/15/30	265	261,398
Series GG, 3.50%, 10/15/32	240	217,673
Series HH, 2.85%, 04/15/31	225	204,251
Series II, 2.75%, 10/15/33(a)	155	132,344
Series X, 4.00%, 04/15/28	125	123,693
Series YY, 5.65%, 09/15/36	175	173,687
Sands China Ltd.
2.85%, 03/08/29	207	196,034
3.25%, 08/08/31	164	148,133
4.38%, 06/18/30	50	48,374
5.40%, 08/08/28	315	316,976
		5,747,359
Machinery — 0.4%
AGCO Corp., 5.80%, 03/21/34	145	145,415
Caterpillar Financial Services Corp.
1.10%, 09/14/27	80	77,415
3.70%, 01/10/28	80	79,208
3.75%, 02/23/29	170	166,465
3.95%, 11/14/28	185	182,371
4.15%, 01/08/31	95	92,398
4.38%, 08/16/29	115	114,070
4.40%, 10/15/27	70	69,987
4.40%, 03/03/28	100	99,843
4.60%, 11/15/27	105	105,220
4.70%, 11/15/29	185	185,044
4.80%, 01/08/30	105	105,753
4.85%, 02/27/29	160	160,802
Series K, 4.10%, 08/15/28	120	119,014
Series L, 4.20%, 05/15/28	150	149,354
Series L, 4.30%, 05/15/29	160	158,336
Series L, 4.50%, 05/15/31	160	157,216
Series L, 4.65%, 08/14/29	50	49,874
Caterpillar, Inc.
1.90%, 03/12/31	80	70,609
2.60%, 09/19/29	154	145,077
2.60%, 04/09/30	180	167,356
5.20%, 05/15/35	295	294,378
CNH Industrial Capital LLC
4.38%, 03/07/31	65	62,828
4.50%, 10/08/27	55	54,960
4.50%, 10/16/30	125	121,664
4.55%, 04/10/28	85	84,556
4.75%, 03/21/28	115	114,865
4.95%, 06/25/31	110	108,558
5.10%, 04/20/29	125	125,314
5.50%, 01/12/29	140	141,620
CNH Industrial NV, 3.85%, 11/15/27	142	140,597
Deere & Co.
3.10%, 04/15/30	140	132,156
5.38%, 10/16/29	115	117,450
5.45%, 01/16/35	235	238,477
7.13%, 03/03/31	90	98,078
Deere Funding Canada Corp., 4.15%, 10/09/30	90	87,483
Dover Corp.
2.95%, 11/04/29	105	99,098
5.38%, 10/15/35	5	5,005
Eaton Capital ULC, 4.45%, 05/09/30	200	196,717
Flowserve Corp.
2.80%, 01/15/32	136	119,434
Security	Par (000)	Value
Machinery (continued)
3.50%, 10/01/30	$150	$140,803
5.70%, 05/15/36	80	78,828
GE Vernova, Inc.
4.25%, 02/04/31	140	136,315
4.88%, 02/04/36	185	177,573
IDEX Corp.
2.63%, 06/15/31	155	138,675
3.00%, 05/01/30	190	177,099
4.95%, 09/01/29	45	44,943
Ingersoll Rand, Inc.
5.18%, 06/15/29	155	156,741
5.31%, 06/15/31	135	136,449
5.40%, 08/14/28	130	131,568
5.45%, 06/15/34	160	160,351
5.70%, 08/14/33	225	229,497
John Deere Capital Corp.
1.45%, 01/15/31	170	147,229
1.50%, 03/06/28	110	105,272
2.00%, 06/17/31	175	153,374
2.45%, 01/09/30	125	116,101
2.80%, 09/08/27	55	54,156
2.80%, 07/18/29	85	80,751
3.05%, 01/06/28	105	103,111
3.35%, 04/18/29	150	145,210
3.45%, 03/07/29	128	124,497
3.90%, 06/07/32	145	137,667
4.15%, 09/15/27	100	99,776
4.35%, 09/15/32	175	169,764
4.38%, 10/15/30	130	127,886
4.40%, 09/08/31	215	210,137
4.50%, 01/16/29	235	234,374
4.65%, 01/07/28	55	55,160
4.70%, 06/10/30	230	229,244
4.75%, 01/20/28	340	341,468
4.85%, 06/11/29	195	196,109
4.85%, 10/11/29	100	100,747
4.90%, 03/03/28	145	145,942
4.90%, 03/07/31	190	189,953
4.95%, 07/14/28	305	307,498
5.10%, 04/11/34	215	214,120
5.15%, 09/08/33	160	160,760
Series 1, 5.05%, 06/12/34	210	208,454
Series I, 3.90%, 03/09/29	105	103,129
Series I, 4.13%, 01/18/29	105	103,875
Series I, 4.20%, 03/10/31	65	63,153
Series I, 4.25%, 06/05/28	90	89,616
Series I, 4.38%, 04/15/31	120	117,420
Series I, 4.55%, 06/05/30	175	173,508
Series J, 4.40%, 06/15/29	70	69,493
Nordson Corp.
4.50%, 12/15/29	175	172,563
5.60%, 09/15/28	105	106,537
5.80%, 09/15/33	120	122,473
Oshkosh Corp.
3.10%, 03/01/30	95	89,331
4.60%, 05/15/28	80	79,608
Otis Worldwide Corp.
2.57%, 02/15/30	384	354,495
4.49%, 05/07/29	75	74,414
5.13%, 11/19/31	50	50,142
5.13%, 09/04/35	45	43,853
Schedule of Investments
62

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Machinery (continued)
5.25%, 08/16/28	$165	$166,557
Regal Rexnord Corp.
6.05%, 04/15/28	250	254,295
6.30%, 02/15/30	240	247,273
6.40%, 04/15/33	300	311,364
Rockwell Automation, Inc.
1.75%, 08/15/31	125	107,259
3.50%, 03/01/29	145	140,991
Vertiv Holdings Co., 4.85%, 03/15/36	80	75,668
Westinghouse Air Brake Technologies Corp.
4.70%, 09/15/28	298	297,392
4.90%, 05/29/30	120	119,449
5.50%, 05/29/35	150	149,726
5.61%, 03/11/34	45	45,401
Xylem, Inc./New York
1.95%, 01/30/28	171	164,706
2.25%, 01/30/31(a)	170	151,747
5.20%, 06/01/33	160	159,097
5.45%, 06/01/36	65	64,793
		15,080,995
Manufacturing — 0.2%
3M Co.
2.38%, 08/26/29	238	222,357
2.88%, 10/15/27	221	217,094
3.05%, 04/15/30	97	91,076
3.38%, 03/01/29	116	112,310
3.63%, 09/14/28	143	140,265
4.80%, 03/15/30	150	149,707
5.15%, 03/15/35	115	113,523
DuPont de Nemours, Inc.
4.73%, 11/15/28	45	44,912
4.73%, 11/15/28(c)	250	249,048
Eaton Corp.
3.10%, 09/15/27	210	207,227
3.85%, 03/06/28	205	202,761
3.95%, 03/06/29	385	377,693
4.00%, 11/02/32	175	165,936
4.15%, 03/15/33	270	256,652
4.20%, 03/06/31	200	193,677
4.35%, 05/18/28	105	104,631
4.80%, 03/06/36	600	573,378
Illinois Tool Works, Inc., 4.65%, 08/13/29	215	214,500
Parker-Hannifin Corp.
3.25%, 06/14/29	249	239,108
4.20%, 11/21/34	40	37,216
4.25%, 09/15/27	310	309,286
4.50%, 09/15/29	255	252,894
Pentair Finance SARL
4.50%, 07/01/29	105	103,265
5.90%, 07/15/32	117	118,794
Teledyne Technologies, Inc.
2.25%, 04/01/28	165	158,763
2.75%, 04/01/31	223	201,349
Textron, Inc.
2.45%, 03/15/31	130	116,425
3.00%, 06/01/30	140	130,483
3.38%, 03/01/28	100	97,941
3.90%, 09/17/29	108	104,690
4.95%, 03/15/36	50	47,671
5.50%, 05/15/35	120	119,483
Security	Par (000)	Value
Manufacturing (continued)
6.10%, 11/15/33	$110	$114,203
		5,788,318
Media — 0.4%
Charter Communications Operating LLC/Charter Communications Operating Capital
2.25%, 01/15/29	320	297,028
2.30%, 02/01/32	275	228,883
2.80%, 04/01/31	395	346,293
3.75%, 02/15/28	241	236,225
4.20%, 03/15/28	285	280,845
4.40%, 04/01/33	260	234,185
5.05%, 03/30/29	231	229,049
5.85%, 12/01/35	385	361,717
6.05%, 02/15/32	215	215,158
6.10%, 06/01/29	345	350,832
6.38%, 10/23/35	285	277,888
6.55%, 06/01/34	385	384,382
6.60%, 02/15/34	215	216,178
6.65%, 02/01/34	260	261,701
6.95%, 08/15/36	270	270,458
Comcast Corp.
1.50%, 02/15/31	410	350,955
1.95%, 01/15/31	355	310,727
2.65%, 02/01/30	305	282,130
3.20%, 07/15/36	200	162,076
3.40%, 04/01/30	363	343,014
4.20%, 08/15/34	270	245,383
4.25%, 10/15/30	348	336,669
4.25%, 01/15/33	347	325,518
4.40%, 08/15/35	70	63,187
4.65%, 02/15/33	245	234,702
4.80%, 05/15/33	232	223,954
4.95%, 05/15/32	175	172,672
5.30%, 06/01/34	300	295,144
5.30%, 05/15/35(a)	215	211,107
5.50%, 11/15/32(a)	240	243,425
5.65%, 06/15/35	40	39,798
6.50%, 11/15/35	210	221,018
7.05%, 03/15/33	160	174,301
FactSet Research Systems, Inc., 3.45%, 03/01/32	125	112,671
Fox Corp.
3.50%, 04/08/30	215	204,415
4.71%, 01/25/29	460	457,842
6.50%, 10/13/33	315	331,898
Space Exploration Technologies Corp.
5.35%, 07/15/31(c)	585	571,839
5.65%, 07/15/33(c)	1,350	1,299,466
5.88%, 07/15/36(c)	1,050	988,237
Time Warner Cable Enterprises LLC, 8.38%, 07/15/33	175	190,772
TWDC Enterprises 18 Corp., Series B, 7.00%, 03/01/32	155	170,407
Walt Disney Co. (The)
2.00%, 09/01/29	301	279,098
2.20%, 01/13/28	276	268,272
2.65%, 01/13/31	620	567,677
3.75%, 03/14/29	350	342,962
3.80%, 03/22/30	392	379,871
4.00%, 03/14/31	345	333,423
4.63%, 03/14/36	235	223,159
6.20%, 12/15/34	260	277,039
63
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Media (continued)
6.40%, 12/15/35	$30	$32,429
6.55%, 03/15/33	110	119,352
		15,577,431
Metal Fabricate & Hardware — 0.0%
Timken Co. (The)
4.13%, 04/01/32	110	103,422
4.50%, 12/15/28	120	119,023
		222,445
Mining — 0.2%
AngloGold Ashanti Holdings PLC, 3.75%, 10/01/30	200	188,761
BHP Billiton Finance USA Ltd.
4.75%, 02/28/28	305	305,774
4.90%, 02/28/33	175	172,375
5.00%, 02/21/30	255	255,939
5.00%, 02/15/36	50	48,804
5.10%, 09/08/28	160	161,337
5.13%, 02/21/32	195	195,484
5.25%, 09/08/30	220	222,571
5.25%, 09/08/33	340	340,829
5.30%, 02/21/35	315	314,032
Freeport-McMoRan, Inc.
4.13%, 03/01/28	135	133,630
4.25%, 03/01/30	110	107,438
4.38%, 08/01/28	105	104,151
4.63%, 08/01/30	163	160,211
5.00%, 09/01/27	153	152,967
5.25%, 09/01/29	55	55,158
5.40%, 11/14/34	40	39,868
Kinross Gold Corp., 6.25%, 07/15/33	125	130,379
Newmont Corp.
2.60%, 07/15/32	245	216,408
5.88%, 04/01/35	25	25,881
Newmont Corp./Newcrest Finance Pty. Ltd.
3.25%, 05/13/30	145	137,154
5.35%, 03/15/34	310	311,709
Rio Tinto Alcan, Inc.
5.75%, 06/01/35	57	58,191
6.13%, 12/15/33	135	141,511
7.25%, 03/15/31	185	201,201
Rio Tinto Finance USA Ltd., 7.13%, 07/15/28	220	229,835
Rio Tinto Finance USA PLC
4.50%, 03/14/28	165	164,919
4.88%, 03/14/30	275	275,102
5.00%, 03/14/32	210	209,170
5.00%, 03/09/33	105	104,280
5.25%, 03/14/35	440	437,243
Southern Copper Corp.
5.35%, 06/24/36	215	209,203
7.50%, 07/27/35	200	225,626
Yamana Gold, Inc., 2.63%, 08/15/31	139	121,520
		6,158,661
Office & Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.
3.25%, 02/15/29	170	161,897
3.28%, 12/01/28	120	115,061
3.57%, 12/01/31	265	239,633
4.25%, 04/01/28	90	88,800
5.10%, 03/01/30	85	84,016
5.55%, 08/22/34	145	140,563
		829,970
Security	Par (000)	Value
Oil & Gas — 0.8%
Antero Resources Corp., 5.40%, 02/01/36	$80	$77,254
APA Corp.
4.25%, 01/15/30	110	107,321
6.10%, 02/15/35	85	86,738
BP Capital Markets America, Inc.
1.75%, 08/10/30	195	173,495
2.72%, 01/12/32	405	361,265
3.63%, 04/06/30	279	268,162
3.94%, 09/21/28	285	281,000
4.23%, 11/06/28	441	437,217
4.70%, 04/10/29	275	275,119
4.81%, 02/13/33	530	519,311
4.87%, 11/25/29	170	170,588
4.89%, 09/11/33	335	328,836
4.97%, 10/17/29	185	186,248
4.99%, 04/10/34	220	216,184
5.02%, 11/17/27	275	276,683
5.23%, 11/17/34	445	443,587
BP Capital Markets PLC
3.28%, 09/19/27	345	341,164
3.72%, 11/28/28	258	252,899
Burlington Resources LLC, 7.20%, 08/15/31	115	125,965
Canadian Natural Resources Ltd.
2.95%, 07/15/30	190	176,909
5.00%, 12/15/29	130	130,259
5.40%, 12/15/34	210	208,607
5.85%, 02/01/35	40	40,853
6.45%, 06/30/33	105	111,475
7.20%, 01/15/32	110	119,956
Cenovus Energy, Inc.
2.65%, 01/15/32	160	141,234
4.65%, 03/20/31	125	122,468
5.40%, 03/20/36	90	87,579
Chevron Corp., 2.24%, 05/11/30	323	295,629
Chevron USA, Inc.
3.25%, 10/15/29	135	129,566
3.85%, 01/15/28	117	116,179
4.05%, 08/13/28	135	134,037
4.30%, 10/15/30	250	246,394
4.48%, 02/26/28	280	280,253
4.50%, 10/15/32	300	293,787
4.69%, 04/15/30	270	269,799
4.82%, 04/15/32	170	169,379
4.85%, 10/15/35	215	210,236
4.98%, 04/15/35	180	178,188
CNOOC Finance 2013 Ltd., 2.88%, 09/30/29	250	236,920
CNOOC Finance 2015 USA LLC, 4.38%, 05/02/28	200	198,966
CNOOC Petroleum North America ULC, 5.88%, 03/10/35	100	106,534
ConocoPhillips, 5.90%, 10/15/32	125	130,784
ConocoPhillips Co.
4.70%, 01/15/30	345	343,638
4.85%, 01/15/32	175	174,305
5.00%, 01/15/35	230	225,664
5.05%, 09/15/33	230	229,484
6.95%, 04/15/29	159	167,546
Continental Resources, Inc./OK, 4.38%, 01/15/28	235	233,287
Devon Energy Corp.
4.38%, 03/15/29(c)	118	116,610
4.50%, 01/15/30	162	159,420
5.20%, 09/15/34(a)	300	295,721
Schedule of Investments
64

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
5.25%, 10/15/27	$110	$110,019
5.40%, 02/15/35(c)	165	163,644
5.60%, 03/15/34(c)	125	126,449
5.88%, 06/15/28	70	70,024
7.88%, 09/30/31	156	175,331
7.95%, 04/15/32	100	113,378
Diamondback Energy, Inc.
3.13%, 03/24/31	187	172,492
3.50%, 12/01/29	257	246,365
5.15%, 01/30/30	160	161,203
5.40%, 04/18/34	285	284,568
5.55%, 04/01/35	265	266,438
6.25%, 03/15/33	230	241,389
Eni USA, Inc., 7.30%, 11/15/27	124	127,742
EOG Resources, Inc.
3.90%, 04/01/35	75	67,369
4.38%, 04/15/30	227	223,339
4.40%, 07/15/28	165	164,389
4.40%, 01/15/31	85	83,093
5.00%, 07/15/32	315	313,197
5.35%, 01/15/36	255	252,489
EQT Corp.
3.90%, 10/01/27	103	102,100
4.75%, 01/15/31	30	29,496
5.00%, 01/15/29	92	92,054
5.70%, 04/01/28	90	91,215
5.75%, 02/01/34	190	191,604
7.00%, 02/01/30	190	200,690
7.50%, 06/01/30	30	32,083
Equinor ASA
2.38%, 05/22/30	213	195,578
3.13%, 04/06/30	340	321,620
3.63%, 09/10/28	245	240,739
4.25%, 06/02/28	110	109,585
4.50%, 09/03/30	50	49,510
4.75%, 11/14/35	75	71,854
5.13%, 06/03/35	225	223,464
7.25%, 09/23/27	150	154,389
Expand Energy Corp.
4.75%, 02/01/32	200	193,643
5.38%, 02/01/29	95	95,006
5.38%, 03/15/30	255	255,825
5.70%, 01/15/35	140	139,423
Exxon Mobil Corp.
2.44%, 08/16/29	214	201,936
2.61%, 10/15/30	465	428,832
3.48%, 03/19/30	487	468,591
Helmerich & Payne, Inc.
2.90%, 09/29/31	130	115,722
4.85%, 12/01/29(a)	100	99,409
5.50%, 12/01/34	125	121,202
Hess Corp.
7.13%, 03/15/33	140	155,029
7.30%, 08/15/31	175	192,242
7.88%, 10/01/29	175	190,495
HF Sinclair Corp.
4.50%, 10/01/30	85	82,728
5.00%, 02/01/28	115	114,680
5.50%, 09/01/32	125	124,828
5.75%, 01/15/31	135	137,293
6.25%, 01/15/35	180	184,600
Security	Par (000)	Value
Oil & Gas (continued)
Marathon Petroleum Corp.
3.80%, 04/01/28	$125	$123,293
5.15%, 03/01/30	160	161,005
5.70%, 03/01/35	220	222,317
Occidental Petroleum Corp.
5.38%, 01/01/32	260	262,388
5.55%, 10/01/34(a)	295	297,819
6.63%, 09/01/30	239	250,567
7.50%, 05/01/31	245	268,026
7.88%, 09/15/31	85	94,739
8.88%, 07/15/30	115	128,222
Ovintiv, Inc.
6.25%, 07/15/33	140	146,219
6.50%, 08/15/34	155	163,481
7.20%, 11/01/31	95	102,697
7.38%, 11/01/31	75	81,835
8.13%, 09/15/30	115	126,609
Patterson-UTI Energy, Inc.
5.15%, 11/15/29	85	84,920
6.05%, 05/15/36	25	24,825
7.15%, 10/01/33	110	117,608
Phillips 66
2.15%, 12/15/30	280	251,788
3.15%, 12/15/29	145	137,871
3.75%, 03/01/28	85	84,114
3.90%, 03/15/28	180	178,471
4.65%, 11/15/34	265	252,791
4.95%, 12/01/27	80	80,351
4.95%, 03/15/35	155	150,782
5.25%, 06/15/31	330	335,214
5.30%, 06/30/33	220	220,239
Series A, 5.88%, 03/15/56, (5-year CMT + 2.28%)(b)	75	74,142
Series B, 6.20%, 03/15/56, (5-year CMT + 2.17%)(b)	200	197,768
Pioneer Natural Resources Co.
1.90%, 08/15/30	240	214,311
2.15%, 01/15/31	230	204,889
Shell Finance U.S., Inc.
2.38%, 11/07/29	278	259,331
2.75%, 04/06/30	400	373,119
3.88%, 11/13/28	357	351,775
4.13%, 11/06/30	190	185,197
4.13%, 05/11/35	170	157,465
4.75%, 01/06/36	265	254,398
Shell International Finance BV
2.38%, 11/07/29	70	65,259
2.75%, 04/06/30	30	28,116
3.88%, 11/13/28	15	14,822
4.13%, 05/11/35	15	13,891
Suncor Energy, Inc.
5.95%, 12/01/34	135	138,468
7.15%, 02/01/32	130	141,250
TotalEnergies Capital International SA
2.83%, 01/10/30	310	291,549
3.46%, 02/19/29	335	326,066
TotalEnergies Capital SA
3.88%, 10/11/28	262	258,871
4.72%, 09/10/34	195	189,430
5.15%, 04/05/34	295	294,042
65
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
TotalEnergies Capital USA LLC
4.25%, 01/13/31	$30	$29,195
4.57%, 01/13/33	70	67,740
4.86%, 01/13/36	145	139,404
Valero Energy Corp.
2.15%, 09/15/27	109	106,446
2.80%, 12/01/31	145	129,578
4.00%, 04/01/29	140	137,141
4.35%, 06/01/28	91	90,586
5.15%, 02/15/30	150	150,956
5.15%, 03/10/36	120	116,015
7.50%, 04/15/32	175	195,021
Viper Energy Partners LLC
4.90%, 08/01/30	125	123,600
5.70%, 08/01/35	240	239,528
Woodside Finance Ltd.
4.90%, 05/19/28	40	40,022
5.10%, 09/12/34	205	198,381
5.40%, 05/19/30	55	55,478
5.70%, 05/19/32	25	25,425
6.00%, 05/19/35	295	300,956
		30,308,907
Oil & Gas Services — 0.1%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.
3.14%, 11/07/29	125	118,759
3.34%, 12/15/27	359	353,820
4.05%, 03/11/29	155	152,344
4.35%, 06/15/31	360	348,896
4.49%, 05/01/30	145	142,838
4.65%, 06/15/33	230	221,384
5.00%, 06/15/36	315	302,564
Halliburton Co.
2.92%, 03/01/30	155	144,784
4.85%, 11/15/35	250	237,172
NOV, Inc., 3.60%, 12/01/29	162	155,429
Schlumberger Investment SA
2.65%, 06/26/30	195	179,730
4.55%, 05/07/31	75	73,575
4.80%, 05/07/33	90	87,998
5.15%, 05/07/36	175	171,186
		2,690,479
Packaging & Containers — 0.1%
Amcor Finance USA, Inc.
4.50%, 05/15/28	110	109,462
5.63%, 05/26/33	140	141,551
Amcor Flexibles North America, Inc.
2.63%, 06/19/30	127	116,508
2.69%, 05/25/31	200	179,493
4.25%, 03/08/29	75	73,904
4.80%, 03/17/28	135	135,120
5.10%, 03/17/30	50	50,084
5.13%, 03/12/36(a)	180	173,275
5.50%, 03/17/35	150	149,378
Amcor Group Finance PLC, 5.45%, 05/23/29	175	177,354
AptarGroup, Inc.
3.60%, 03/15/32	78	72,089
4.75%, 03/30/31	140	137,340
Berry Global, Inc.
5.50%, 04/15/28	70	70,788
Security	Par (000)	Value
Packaging & Containers (continued)
5.65%, 01/15/34	$145	$145,817
5.80%, 06/15/31	190	194,915
Packaging Corp. of America
3.00%, 12/15/29	162	152,769
3.40%, 12/15/27	160	157,592
5.20%, 08/15/35	70	68,585
5.70%, 12/01/33	115	117,342
Smurfit Kappa Treasury ULC, 5.44%, 04/03/34	210	209,472
Smurfit Westrock Financing DAC
5.19%, 01/15/36	200	193,805
5.42%, 01/15/35	200	198,096
Sonoco Products Co.
2.85%, 02/01/32	120	106,564
3.13%, 05/01/30	205	190,900
4.60%, 09/01/29	55	54,332
5.00%, 09/01/34(a)	115	110,812
WestRock MWV LLC
7.95%, 02/15/31	25	27,653
8.20%, 01/15/30	134	146,933
WRKCo, Inc.
3.00%, 06/15/33	80	69,578
3.90%, 06/01/28	117	115,163
4.00%, 03/15/28	170	168,092
4.20%, 06/01/32	40	37,944
4.90%, 03/15/29	172	171,967
		4,224,677
Pharmaceuticals — 1.2%
AbbVie, Inc.
3.20%, 11/21/29	1,281	1,219,543
3.78%, 03/03/28	245	242,128
4.13%, 03/15/31	225	217,525
4.25%, 11/14/28	333	330,314
4.30%, 05/14/36	120	110,188
4.40%, 03/15/33	315	302,080
4.50%, 08/18/28	235	234,485
4.50%, 05/14/35	545	513,130
4.55%, 03/15/35	375	354,535
4.65%, 03/15/28(a)	340	340,329
4.65%, 03/15/30	400	397,415
4.75%, 03/15/36	295	280,952
4.80%, 03/15/29	595	595,802
4.88%, 03/15/30	315	315,155
4.88%, 09/15/31	170	168,812
4.95%, 03/15/31	355	355,242
5.05%, 09/15/33	400	396,087
5.05%, 03/15/34	615	608,285
5.20%, 03/15/35	230	228,115
5.30%, 09/15/36	235	232,420
Astrazeneca Finance LLC
1.75%, 05/28/28	295	281,451
2.25%, 05/28/31	179	158,784
4.00%, 03/02/31	100	96,317
4.30%, 03/02/33	125	119,505
4.60%, 03/02/36	125	118,163
4.85%, 02/26/29	320	321,528
4.88%, 03/03/28	260	261,404
4.88%, 03/03/33	145	143,532
4.90%, 03/03/30	170	170,450
4.90%, 02/26/31	240	239,914
5.00%, 02/26/34	330	326,216
Schedule of Investments
66

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
AstraZeneca PLC
1.38%, 08/06/30	$322	$282,457
4.00%, 01/17/29	258	254,775
Becton Dickinson & Co.
1.96%, 02/11/31	265	232,249
2.82%, 05/20/30	185	171,400
4.30%, 08/22/32	115	109,812
4.69%, 02/13/28	215	214,926
4.87%, 02/08/29	100	100,045
5.11%, 02/08/34	125	123,023
Bristol-Myers Squibb Co.
1.13%, 11/13/27	125	120,386
1.45%, 11/13/30	305	266,167
2.95%, 03/15/32	440	396,765
3.40%, 07/26/29	285	275,109
3.45%, 11/15/27	160	158,197
4.90%, 02/22/29	5	5,038
5.10%, 02/22/31	305	307,108
5.20%, 02/22/34	560	560,224
5.75%, 02/01/31	245	252,864
5.90%, 11/15/33	116	120,880
Cardinal Health, Inc.
4.50%, 09/15/30	140	137,333
5.00%, 11/15/29	80	80,117
5.13%, 02/15/29	105	105,700
5.15%, 09/15/35	100	97,373
5.35%, 11/15/34	220	217,854
5.45%, 02/15/34	105	105,120
Cencora, Inc.
2.70%, 03/15/31	260	235,164
2.80%, 05/15/30	90	83,324
3.45%, 12/15/27	180	177,452
3.95%, 02/13/29	145	142,136
4.25%, 11/15/30(a)	50	48,489
4.60%, 02/13/33	70	67,562
4.63%, 12/15/27	115	115,040
4.85%, 12/15/29	190	189,755
4.90%, 02/13/36	225	214,661
5.13%, 02/15/34	125	123,001
5.15%, 02/15/35	35	34,297
CVS Health Corp.
1.75%, 08/21/30	295	259,891
1.88%, 02/28/31	275	239,164
2.13%, 09/15/31	230	199,004
3.25%, 08/15/29	402	384,101
3.75%, 04/01/30	293	280,873
4.30%, 03/25/28	1,095	1,087,695
4.88%, 07/20/35	130	123,189
5.00%, 01/30/29	230	230,969
5.00%, 09/15/32	145	143,097
5.13%, 02/21/30	330	331,236
5.25%, 01/30/31	170	170,937
5.25%, 02/21/33	400	398,663
5.30%, 06/01/33	275	273,286
5.40%, 06/01/29	230	233,167
5.45%, 09/15/35	345	340,545
5.55%, 06/01/31	225	228,574
5.70%, 06/01/34	305	308,448
Eli Lilly & Co.
3.38%, 03/15/29	240	233,101
4.00%, 10/15/28	290	287,124
Security	Par (000)	Value
Pharmaceuticals (continued)
4.15%, 05/20/29	$95	$94,001
4.20%, 08/14/29	265	262,214
4.25%, 03/15/31	190	185,878
4.38%, 05/20/31	275	269,363
4.50%, 02/09/29	225	224,909
4.55%, 02/12/28	215	215,430
4.55%, 10/15/32	185	181,159
4.60%, 08/14/34	300	289,883
4.65%, 05/20/33	165	161,243
4.70%, 02/27/33	215	212,020
4.70%, 02/09/34	300	292,758
4.75%, 02/12/30	305	305,470
4.85%, 05/20/36	440	424,834
4.90%, 02/12/32	215	215,365
4.90%, 10/15/35	265	258,593
5.10%, 02/12/35	195	194,103
GlaxoSmithKline Capital PLC, 3.38%, 06/01/29	310	300,170
GlaxoSmithKline Capital, Inc.
3.88%, 05/15/28	465	460,381
4.50%, 04/15/30	205	203,177
4.88%, 04/15/35	185	179,230
5.38%, 04/15/34	115	116,245
Johnson & Johnson
0.95%, 09/01/27	140	135,601
1.30%, 09/01/30	370	325,572
2.90%, 01/15/28	387	379,721
3.55%, 03/01/36	115	101,796
4.38%, 12/05/33	60	58,474
4.55%, 03/01/28	220	220,590
4.70%, 03/01/30	240	240,800
4.80%, 06/01/29	175	176,559
4.85%, 03/01/32	315	317,064
4.90%, 06/01/31	280	282,941
4.95%, 05/15/33	185	187,530
4.95%, 06/01/34	285	287,372
5.00%, 03/01/35	264	264,368
6.95%, 09/01/29	130	139,220
McKesson Corp.
3.95%, 02/16/28	114	113,010
4.25%, 09/15/29	175	172,294
4.65%, 05/30/30	170	168,590
4.90%, 07/15/28	70	70,333
4.95%, 05/30/32	190	188,743
5.10%, 07/15/33	150	149,718
5.25%, 05/30/35	100	99,299
Merck & Co., Inc.
1.45%, 06/24/30	300	265,354
1.90%, 12/10/28	260	245,234
2.15%, 12/10/31	565	492,717
3.40%, 03/07/29	405	393,605
3.85%, 09/15/27	200	199,125
3.85%, 03/15/29	135	132,690
4.05%, 05/17/28	130	129,204
4.15%, 09/15/30	180	175,661
4.15%, 03/15/31	225	218,302
4.30%, 05/22/28	250	249,352
4.30%, 05/17/30	180	177,082
4.45%, 12/04/32	140	135,671
4.50%, 05/17/33	485	471,537
4.55%, 09/15/32	225	220,269
4.65%, 05/22/31	100	98,981
67
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
4.75%, 12/04/35	$360	$344,331
4.95%, 05/22/33	270	267,383
4.95%, 09/15/35	210	204,665
5.20%, 05/22/36	320	316,089
6.50%, 12/01/33	45	48,687
Merck Sharp & Dohme Corp., 5.95%, 12/01/28	110	113,179
Mylan, Inc., 4.55%, 04/15/28	155	153,720
Novartis Capital Corp.
2.20%, 08/14/30	355	322,010
3.80%, 09/18/29	240	234,292
3.90%, 11/05/28	160	157,867
4.00%, 09/18/31	315	303,823
4.10%, 03/16/29	225	222,252
4.10%, 11/05/30	220	213,839
4.20%, 09/18/34	130	122,585
4.30%, 11/05/32	140	134,990
4.40%, 03/18/31	230	225,533
4.60%, 03/18/33	315	306,948
4.60%, 11/05/35	140	133,667
4.90%, 03/18/36	735	712,250
Pfizer Investment Enterprises Pte. Ltd.
4.45%, 05/19/28	935	932,667
4.65%, 05/19/30	430	426,679
4.75%, 05/19/33	1,135	1,106,845
Pfizer, Inc.
1.70%, 05/28/30	272	242,780
1.75%, 08/18/31	300	258,710
2.63%, 04/01/30	306	283,759
3.45%, 03/15/29	397	386,193
3.60%, 09/15/28	203	199,447
3.88%, 11/15/27	120	119,265
4.20%, 11/15/30	150	146,422
4.50%, 11/15/32	230	223,261
4.88%, 11/15/35	250	241,186
Pharmacia LLC, 6.60%, 12/01/28	135	140,517
Sanofi SA
3.63%, 06/19/28	270	266,107
3.75%, 11/03/27	45	44,651
3.80%, 11/03/28	105	103,282
4.20%, 11/03/32	110	105,920
Takeda Pharmaceutical Co. Ltd.
2.05%, 03/31/30	535	483,138
5.00%, 11/26/28	382	383,222
5.30%, 07/05/34	200	198,205
Takeda U.S. Financing, Inc., 5.20%, 07/07/35	400	390,447
Teva Pharmaceutical Finance Co. LLC, 6.15%, 02/01/36	200	205,106
Viatris, Inc., 2.70%, 06/22/30	320	290,728
Wyeth LLC, 6.50%, 02/01/34	240	257,435
Zoetis, Inc.
2.00%, 05/15/30	230	206,987
3.00%, 09/12/27	220	217,012
3.90%, 08/20/28	218	214,768
4.15%, 08/17/28	125	123,774
5.00%, 08/17/35	120	115,895
5.60%, 11/16/32	225	229,525
		47,371,521
Pipelines — 0.9%
Boardwalk Pipelines LP
3.40%, 02/15/31	125	115,817
3.60%, 09/01/32	129	118,098
Security	Par (000)	Value
Pipelines (continued)
4.80%, 05/03/29	$140	$139,612
5.38%, 02/15/36	65	63,153
5.63%, 08/01/34	135	135,323
Cheniere Corpus Christi Holdings LLC, 3.70%, 11/15/29	270	260,268
Cheniere Energy Partners LP
3.25%, 01/31/32	250	226,382
4.00%, 03/01/31	300	286,005
4.50%, 10/01/29	425	419,906
5.55%, 10/30/35	200	198,960
5.75%, 08/15/34	275	278,631
5.95%, 06/30/33	347	357,161
Cheniere Energy, Inc.
4.63%, 10/15/28	380	377,947
5.20%, 07/30/36(c)	120	115,746
5.65%, 04/15/34	345	347,918
DCP Midstream Operating LP
3.25%, 02/15/32	115	105,310
5.13%, 05/15/29	160	160,812
8.13%, 08/16/30	108	120,098
Eastern Energy Gas Holdings LLC, 5.80%, 01/15/35	125	126,841
Eastern Gas Transmission & Storage, Inc., 3.00%, 11/15/29	124	117,172
Enbridge, Inc.
2.50%, 08/01/33	265	222,455
3.13%, 11/15/29	250	236,949
4.20%, 11/20/28	120	118,591
4.50%, 02/15/31	135	131,653
4.60%, 06/20/28	95	94,772
4.85%, 03/27/31	180	177,919
4.90%, 06/20/30	150	149,500
5.20%, 11/20/35	120	116,472
5.30%, 04/05/29	170	171,811
5.45%, 03/27/36	190	187,496
5.55%, 06/20/35	235	234,162
5.63%, 04/05/34	290	292,999
5.70%, 03/08/33	545	555,167
6.00%, 11/15/28	195	199,809
6.20%, 11/15/30	195	202,824
7.20%, 06/27/54, (5-year CMT + 2.97%)(b)	105	109,983
7.38%, 03/15/55, (5-year CMT + 3.12%)(b)	75	78,170
Energy Transfer LP
3.75%, 05/15/30	385	368,022
4.00%, 10/01/27	80	79,475
4.15%, 09/15/29	130	127,136
4.55%, 01/15/31	10	9,773
4.90%, 03/15/35	115	109,214
4.95%, 05/15/28	177	177,458
4.95%, 06/15/28	219	219,623
5.20%, 04/01/30	50	50,315
5.25%, 04/15/29	361	364,115
5.25%, 07/01/29	300	302,978
5.35%, 01/15/36	245	239,039
5.55%, 02/15/28	210	212,322
5.55%, 05/15/34	285	284,902
5.60%, 09/01/34	280	280,201
5.70%, 04/01/35	225	226,030
5.75%, 02/15/33	350	356,957
6.10%, 12/01/28	130	133,439
6.40%, 12/01/30	275	288,084
Schedule of Investments
68

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
6.55%, 12/01/33	$330	$350,467
Enterprise Products Operating LLC
2.80%, 01/31/30	305	285,537
3.13%, 07/31/29	293	280,385
4.15%, 10/16/28	270	267,338
4.30%, 06/20/28	255	253,814
4.60%, 01/15/31	320	315,673
4.85%, 01/31/34	290	282,635
4.95%, 02/15/35	85	82,922
5.20%, 01/15/36	335	328,899
5.35%, 01/31/33	215	217,285
5.38%, 02/15/78, (3-mo. CME Term SOFR + 2.83%)(b)	137	136,651
Series D, 6.88%, 03/01/33	145	158,722
Series E, 5.25%, 08/16/77, (3-mo. CME Term SOFR + 3.29%)(b)	200	199,145
Series H, 6.65%, 10/15/34	75	81,494
Kinder Morgan Energy Partners LP
5.80%, 03/15/35	130	131,992
7.30%, 08/15/33	80	88,460
7.40%, 03/15/31	80	87,308
7.75%, 03/15/32	85	95,116
Kinder Morgan, Inc.
2.00%, 02/15/31	192	168,678
4.30%, 03/01/28	315	313,790
4.80%, 02/01/33	180	175,328
5.00%, 02/01/29	295	296,592
5.10%, 08/01/29	150	151,220
5.15%, 06/01/30	130	131,012
5.20%, 06/01/33	305	303,826
5.30%, 12/01/34	105	103,504
5.40%, 02/01/34	260	260,309
5.55%, 08/01/36	160	158,553
5.85%, 06/01/35	180	183,903
7.75%, 01/15/32	235	262,736
7.80%, 08/01/31	105	116,992
MPLX LP
2.65%, 08/15/30	380	347,221
4.00%, 03/15/28	255	252,092
4.25%, 12/01/27	130	129,378
4.70%, 11/01/29	145	143,955
4.80%, 02/15/29	165	164,764
4.80%, 02/15/31	250	246,173
4.95%, 09/01/32	187	183,362
5.00%, 05/01/32	145	142,836
5.00%, 01/15/33	170	166,282
5.00%, 03/01/33	255	249,594
5.30%, 04/01/36	125	120,902
5.40%, 04/01/35	220	215,880
5.40%, 09/15/35	360	352,729
5.50%, 06/01/34	390	388,030
5.50%, 11/01/36	145	141,622
ONEOK, Inc.
3.10%, 03/15/30	90	84,321
3.25%, 06/01/30	110	103,096
3.40%, 09/01/29	201	192,476
4.25%, 09/24/27	300	299,181
4.35%, 03/15/29	150	147,979
4.40%, 10/15/29	155	152,789
4.55%, 07/15/28	125	124,496
4.75%, 10/15/31	285	278,972
Security	Par (000)	Value
Pipelines (continued)
4.95%, 10/15/32	$175	$171,293
5.05%, 11/01/34	380	366,619
5.38%, 06/01/29	155	156,506
5.40%, 10/15/35	240	235,537
5.65%, 11/01/28	155	157,559
5.65%, 09/01/34	125	125,458
5.80%, 11/01/30	120	122,936
6.00%, 06/15/35	20	20,388
6.05%, 09/01/33	315	324,892
6.10%, 11/15/32	190	196,919
6.35%, 01/15/31	125	130,441
Plains All American Pipeline LP, 5.95%, 06/15/35	220	222,714
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29	210	201,335
3.80%, 09/15/30	235	224,052
4.70%, 01/15/31	105	103,104
5.60%, 01/15/36	190	187,179
5.70%, 09/15/34	145	145,353
Sabine Pass Liquefaction LLC
4.20%, 03/15/28	334	331,777
4.50%, 05/15/30	482	473,918
South Bow USA Infrastructure Holdings LLC
4.91%, 09/01/27	160	160,166
5.03%, 10/01/29	125	124,386
5.58%, 10/01/34	285	279,264
Targa Resources Corp.
4.20%, 02/01/33	180	168,287
4.35%, 01/15/29	165	163,411
4.35%, 04/15/31	65	62,925
4.90%, 09/15/30	155	153,810
5.40%, 07/30/36	200	194,553
5.50%, 02/15/35	125	123,807
5.55%, 08/15/35	325	321,784
5.65%, 02/15/36	100	99,682
6.13%, 03/15/33	225	233,206
6.15%, 03/01/29	200	205,665
6.50%, 03/30/34	275	290,673
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.00%, 01/15/32	210	197,352
4.88%, 02/01/31	185	182,529
5.00%, 01/15/28	60	59,972
5.50%, 03/01/30	225	226,448
Tennessee Gas Pipeline Co. LLC, 7.00%, 10/15/28	100	104,412
Texas Eastern Transmission LP, 7.00%, 07/15/32	130	140,705
TransCanada PipeLines Ltd.
4.10%, 04/15/30	365	353,600
4.25%, 05/15/28	333	330,531
4.63%, 03/01/34	315	299,160
5.60%, 03/31/34	85	85,401
5.85%, 03/15/36	120	122,052
7.00%, 06/01/65, (5-year CMT + 2.61%)(b)	150	153,290
Transcontinental Gas Pipe Line Co. LLC
3.25%, 05/15/30	115	108,498
4.00%, 03/15/28	120	118,906
5.10%, 03/15/36	35	33,840
Valero Energy Partners LP, 4.50%, 03/15/28	90	89,656
Western Midstream Operating LP
4.05%, 02/01/30	255	245,979
4.50%, 03/01/28	50	49,764
4.75%, 08/15/28	110	109,773
69
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
4.80%, 03/01/31	$135	$132,484
5.45%, 11/15/34	165	161,797
5.50%, 12/15/35	45	43,753
5.70%, 07/01/36	105	103,487
6.15%, 04/01/33	200	206,095
6.35%, 01/15/29	145	149,373
Williams Companies, Inc. (The)
2.60%, 03/15/31	339	303,970
3.50%, 11/15/30	227	213,032
4.63%, 06/30/30	165	162,473
4.65%, 08/15/32	300	290,874
4.80%, 11/15/29	105	104,756
4.90%, 03/15/29	255	255,371
5.15%, 03/15/34	315	308,307
5.15%, 03/15/36	365	350,378
5.30%, 08/15/28	165	166,693
5.30%, 09/30/35	165	160,822
5.60%, 03/15/35	255	254,792
5.65%, 03/15/33	240	243,075
8.75%, 03/15/32	90	104,785
Series A, 7.50%, 01/15/31	75	82,348
		35,369,523
Private Equity — 0.0%
Carlyle Group, Inc. (The), 5.05%, 09/19/35	140	132,379
KKR & Co., Inc., 5.10%, 08/07/35	190	181,413
		313,792
Real Estate — 0.0%
CBRE Services, Inc.
2.50%, 04/01/31	119	106,057
4.80%, 06/15/30	115	113,779
4.90%, 01/15/33	130	126,108
5.25%, 06/01/36	75	72,250
5.50%, 04/01/29	75	76,044
5.50%, 06/15/35	105	103,918
5.95%, 08/15/34	245	249,662
Jones Lang LaSalle, Inc., 6.88%, 12/01/28	80	83,211
		931,029
Real Estate Investment Trusts — 1.4%
Agree LP
2.00%, 06/15/28	120	114,357
2.60%, 06/15/33	75	63,098
2.90%, 10/01/30	106	97,412
4.80%, 10/01/32	80	77,625
5.60%, 06/15/35	80	80,165
5.63%, 06/15/34	75	75,355
Alexandria Real Estate Equities, Inc.
1.88%, 02/01/33	210	168,328
2.00%, 05/18/32	165	137,138
2.75%, 12/15/29	110	102,062
2.95%, 03/15/34	230	191,339
3.38%, 08/15/31	175	159,531
3.95%, 01/15/28	130	128,428
4.50%, 07/30/29	70	68,866
4.70%, 07/01/30	115	112,645
4.75%, 04/15/35	85	78,926
4.90%, 12/15/30	149	147,126
5.25%, 03/15/36	150	143,055
5.25%, 05/15/36	100	95,430
5.50%, 10/01/35	130	126,559
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
American Assets Trust LP
3.38%, 02/01/31	$120	$108,757
6.15%, 10/01/34	85	84,404
American Homes 4 Rent LP
2.38%, 07/15/31	110	96,308
3.63%, 04/15/32	149	136,184
4.25%, 02/15/28	145	143,740
4.90%, 02/15/29	165	164,797
4.95%, 06/15/30	55	54,538
5.25%, 03/15/35	85	82,734
5.50%, 02/01/34	155	154,016
5.50%, 07/15/34	100	99,218
American Tower Corp.
1.50%, 01/31/28	125	119,515
1.88%, 10/15/30	197	173,573
2.10%, 06/15/30	185	165,994
2.30%, 09/15/31	212	185,016
2.70%, 04/15/31	145	130,476
2.90%, 01/15/30	188	175,552
3.60%, 01/15/28	145	142,861
3.80%, 08/15/29	329	319,238
3.95%, 03/15/29	164	160,330
4.05%, 03/15/32	205	193,151
4.70%, 12/15/32	105	101,424
4.90%, 03/15/30	190	189,028
5.00%, 01/31/30	155	154,889
5.20%, 02/15/29	170	171,180
5.25%, 07/15/28	170	171,262
5.35%, 03/15/35	135	133,137
5.40%, 01/31/35	150	148,597
5.45%, 02/15/34	165	164,494
5.50%, 03/15/28	155	156,659
5.55%, 07/15/33	225	226,237
5.65%, 03/15/33	215	218,078
5.80%, 11/15/28	195	198,755
5.90%, 11/15/33	185	189,607
Americold Realty Operating Partnership LP
5.41%, 09/12/34	100	95,496
5.60%, 05/15/32	95	94,424
Boston Properties LP
2.45%, 10/01/33	130	105,729
2.55%, 04/01/32	190	163,979
2.90%, 03/15/30	177	164,207
3.25%, 01/30/31	275	253,407
3.40%, 06/21/29	180	172,590
4.50%, 12/01/28	260	257,910
5.75%, 01/15/35	200	198,126
6.05%, 10/15/36	115	115,147
6.50%, 01/15/34	165	171,797
6.75%, 12/01/27	205	209,795
Brixmor Operating Partnership LP
2.25%, 04/01/28	80	76,898
2.50%, 08/16/31	170	149,806
4.05%, 07/01/30	160	153,858
4.13%, 05/15/29	240	234,990
4.85%, 02/15/33	55	53,165
5.20%, 04/01/32	35	34,670
5.38%, 06/15/36	35	34,028
5.50%, 02/15/34	40	39,936
5.75%, 02/15/35	135	136,344
Schedule of Investments
70

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Broadstone Net Lease LLC
2.60%, 09/15/31	$95	$83,353
5.00%, 11/01/32	80	78,086
Camden Property Trust
2.80%, 05/15/30	195	180,757
3.15%, 07/01/29	120	114,819
4.10%, 10/15/28	168	166,112
4.90%, 01/15/34	85	82,693
4.90%, 02/28/36	135	128,522
COPT Defense Properties LP
2.00%, 01/15/29	145	135,594
2.75%, 04/15/31	100	89,739
2.90%, 12/01/33	80	67,479
4.50%, 10/15/30	90	87,728
Cousins Properties LP
4.88%, 03/01/33	75	71,801
5.25%, 07/15/30	145	145,015
5.38%, 02/15/32	60	59,957
5.88%, 10/01/34	115	115,836
Crown Castle, Inc.
2.10%, 04/01/31	260	226,317
2.25%, 01/15/31	215	189,539
2.50%, 07/15/31	196	172,332
3.10%, 11/15/29	140	131,850
3.30%, 07/01/30	170	158,530
3.65%, 09/01/27	113	112,031
3.80%, 02/15/28	249	245,339
4.30%, 02/15/29	150	147,585
4.80%, 09/01/28	195	194,808
4.90%, 09/01/29	215	214,236
5.00%, 01/11/28	165	165,411
5.10%, 05/01/33	185	179,860
5.20%, 09/01/34	180	174,528
5.60%, 06/01/29	185	187,778
5.80%, 03/01/34	135	135,910
CubeSmart LP
2.00%, 02/15/31	90	78,643
2.25%, 12/15/28	140	132,249
2.50%, 02/15/32	110	95,550
3.00%, 02/15/30	125	116,821
4.38%, 02/15/29	130	128,401
5.13%, 11/01/35	35	33,642
Digital Realty Trust LP
3.60%, 07/01/29	266	256,510
4.45%, 07/15/28	181	179,750
5.55%, 01/15/28	222	224,101
DOC DR LLC
2.63%, 11/01/31	155	136,869
3.95%, 01/15/28	110	108,844
EPR Properties
3.60%, 11/15/31	100	90,973
3.75%, 08/15/29	100	95,986
4.75%, 11/15/30	75	72,760
4.95%, 04/15/28	100	99,781
Equinix Asia Financing Corp. Pte. Ltd., 4.40%, 03/15/31	195	187,936
Equinix Europe 2 Financing Corp. LLC
4.60%, 11/15/30	195	190,072
4.70%, 03/15/33	230	218,921
5.25%, 08/15/31	125	124,224
5.50%, 06/15/34	190	187,572
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Equinix, Inc.
1.55%, 03/15/28	$140	$133,376
2.00%, 05/15/28	90	85,950
2.15%, 07/15/30	270	241,321
2.50%, 05/15/31	185	163,686
3.20%, 11/18/29	273	258,282
3.90%, 04/15/32	254	235,329
5.00%, 08/15/29	125	124,967
5.50%, 08/15/33	125	123,571
5.80%, 08/15/36	125	123,391
ERP Operating LP
1.85%, 08/01/31	115	99,555
1.90%, 12/01/28	185	173,831
2.05%, 01/15/32	145	125,082
2.30%, 03/01/30	170	155,762
2.45%, 01/15/31	135	121,693
2.50%, 02/15/30	150	138,451
3.00%, 07/01/29	163	155,204
3.20%, 01/15/28	150	147,198
3.30%, 06/01/29	115	110,693
3.50%, 03/01/28	145	142,663
4.15%, 12/01/28	119	117,490
4.35%, 12/01/30	95	92,738
4.65%, 09/15/34	90	85,716
4.95%, 10/01/31	145	144,019
4.95%, 06/15/32	120	118,699
5.00%, 02/15/33	95	94,002
5.00%, 08/01/35	60	58,171
5.30%, 12/07/33	85	85,382
5.35%, 06/01/34	135	134,892
5.45%, 10/01/36	45	44,657
Essential Properties LP
2.95%, 07/15/31	110	98,695
5.40%, 12/01/35	75	72,554
Essex Portfolio LP
1.65%, 01/15/31	74	63,918
1.70%, 03/01/28	60	57,373
2.55%, 06/15/31	45	40,020
2.65%, 03/15/32	110	96,252
3.00%, 01/15/30	150	140,616
4.00%, 03/01/29	145	141,988
4.88%, 02/15/36	75	71,209
5.38%, 04/01/35	90	89,451
5.50%, 04/01/34	90	89,781
Extra Space Storage LP
2.20%, 10/15/30	100	89,229
2.35%, 03/15/32	105	90,127
2.40%, 10/15/31	150	130,941
2.55%, 06/01/31	120	106,623
3.88%, 12/15/27	150	148,582
3.90%, 04/01/29	100	97,423
4.00%, 06/15/29	100	97,438
4.90%, 02/01/32	90	88,543
4.95%, 01/15/33	140	136,283
5.35%, 01/15/35	85	83,727
5.40%, 02/01/34	120	119,002
5.40%, 06/15/35	110	108,451
5.50%, 07/01/30	105	106,167
5.70%, 04/01/28	175	177,315
5.90%, 01/15/31	130	133,352
71
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Federal Realty OP LP
3.20%, 06/15/29	$125	$119,571
3.50%, 06/01/30	120	113,942
5.38%, 05/01/28	90	90,753
First Industrial LP, 5.25%, 01/15/31	80	79,889
GLP Capital LP/GLP Financing II, Inc.
3.25%, 01/15/32	265	233,920
4.00%, 01/15/30	212	202,319
4.00%, 01/15/31	145	135,699
5.25%, 02/15/33	85	81,854
5.30%, 01/15/29	172	171,976
5.63%, 09/15/34	200	194,129
5.63%, 03/01/36	85	81,004
5.75%, 06/01/28	116	117,020
6.75%, 12/01/33	95	98,476
Healthcare Realty Holdings LP
2.00%, 03/15/31	182	158,172
3.10%, 02/15/30	155	145,050
Healthpeak OP LLC
2.13%, 12/01/28	145	136,739
2.88%, 01/15/31	140	127,344
3.00%, 01/15/30	210	196,648
3.50%, 07/15/29	140	134,556
4.75%, 01/15/33	50	48,205
5.25%, 12/15/32	30	29,693
5.38%, 02/15/35	135	132,856
Highwoods Realty LP
2.60%, 02/01/31	75	66,573
3.05%, 02/15/30	105	97,600
4.13%, 03/15/28	20	19,716
4.20%, 04/15/29	60	58,544
5.35%, 01/15/33	25	24,483
7.65%, 02/01/34	50	54,858
Host Hotels & Resorts LP
4.25%, 12/15/28	20	19,701
5.50%, 04/15/35	165	161,545
5.70%, 06/15/32	125	126,180
5.70%, 07/01/34	140	139,744
Series H, 3.38%, 12/15/29	180	170,635
Series I, 3.50%, 09/15/30	185	173,172
Series J, 2.90%, 12/15/31	100	88,323
Invitation Homes Operating Partnership LP
2.00%, 08/15/31	185	158,161
2.30%, 11/15/28	175	165,622
2.70%, 01/15/34	70	57,760
4.15%, 04/15/32	90	84,505
4.88%, 02/01/35	110	104,150
4.95%, 02/01/32	65	63,635
4.95%, 01/15/33	105	101,907
5.45%, 08/15/30	50	50,268
5.50%, 08/15/33	75	74,882
Kilroy Realty LP
2.50%, 11/15/32	95	78,127
2.65%, 11/15/33	190	152,005
3.05%, 02/15/30	125	114,856
4.25%, 08/15/29	95	92,089
4.75%, 12/15/28	85	84,163
5.88%, 10/15/35	25	24,163
6.25%, 01/15/36	20	19,808
Kimco Realty OP LLC
1.90%, 03/01/28	145	139,322
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
2.25%, 12/01/31	$170	$148,258
2.70%, 10/01/30	120	110,486
3.20%, 04/01/32	70	63,472
4.60%, 02/01/33	165	159,182
4.85%, 03/01/35	75	71,831
5.30%, 02/01/36	100	98,775
6.40%, 03/01/34	100	105,854
Kite Realty Group LP
4.95%, 12/15/31	45	44,246
5.20%, 08/15/32	85	84,228
5.50%, 03/01/34	70	69,679
Kite Realty Group Trust, 4.75%, 09/15/30	105	103,583
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.50%, 08/01/30	15	14,990
Lineage OP LP, 5.25%, 07/15/30	30	29,789
LXP Industrial Trust
2.38%, 10/01/31	100	87,358
2.70%, 09/15/30	91	82,347
Mid-America Apartments LP
1.70%, 02/15/31	115	99,744
2.75%, 03/15/30	120	111,540
3.95%, 03/15/29	185	181,167
4.20%, 06/15/28	125	123,942
4.65%, 01/15/33	90	86,816
4.95%, 03/01/35	25	24,161
5.00%, 03/15/34	85	82,834
5.30%, 02/15/32	100	100,739
National Health Investors, Inc.
3.00%, 02/01/31	105	94,264
5.35%, 02/01/33	75	73,143
NNN REIT, Inc.
2.50%, 04/15/30	65	59,577
3.50%, 10/15/27	125	123,468
4.30%, 10/15/28	137	135,678
4.60%, 02/15/31	120	117,683
5.50%, 06/15/34	90	89,940
5.60%, 10/15/33	130	131,137
Omega Healthcare Investors, Inc.
3.25%, 04/15/33	135	117,310
3.38%, 02/01/31	175	160,811
3.63%, 10/01/29	150	143,232
4.75%, 01/15/28	129	128,650
5.20%, 07/01/30	60	59,594
Phillips Edison Grocery Center Operating Partnership I LP
2.63%, 11/15/31	115	101,308
4.95%, 01/15/35	50	47,730
5.25%, 08/15/32	60	59,660
5.75%, 07/15/34	105	105,934
Piedmont Operating Partnership LP
2.75%, 04/01/32	55	46,879
3.15%, 08/15/30	74	67,632
5.63%, 01/15/33	50	49,116
6.88%, 07/15/29	70	72,649
Prologis LP
1.25%, 10/15/30	175	151,089
1.63%, 03/15/31	45	38,853
1.75%, 07/01/30	85	75,687
1.75%, 02/01/31	105	91,473
2.25%, 04/15/30	230	209,832
2.25%, 01/15/32	170	147,272
Schedule of Investments
72

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
2.88%, 11/15/29	$90	$84,799
3.38%, 12/15/27	165	162,810
3.88%, 09/15/28	109	107,399
4.00%, 09/15/28	145	143,220
4.25%, 06/15/31	110	106,579
4.38%, 02/01/29	94	93,234
4.63%, 01/15/33	95	92,374
4.75%, 01/15/31	135	134,272
4.75%, 06/15/33	110	107,215
4.88%, 06/15/28	170	170,878
4.90%, 06/15/36	165	157,145
5.00%, 03/15/34	130	127,174
5.00%, 01/31/35	145	140,777
5.13%, 01/15/34	150	148,268
5.25%, 05/15/35	180	177,643
Public Storage Operating Co.
1.85%, 05/01/28	192	183,671
1.95%, 11/09/28	180	169,838
2.25%, 11/09/31	70	61,242
2.30%, 05/01/31	95	84,473
3.09%, 09/15/27	55	54,287
3.39%, 05/01/29	126	121,762
4.38%, 07/01/30	105	103,308
4.70%, 02/01/32	85	83,432
5.00%, 07/01/35(a)	85	82,588
5.00%, 12/15/35	65	62,995
5.10%, 08/01/33	130	129,112
5.13%, 01/15/29	135	136,499
5.15%, 08/15/36	40	38,904
Rayonier LP, 2.75%, 05/17/31	136	120,873
Realty Income Corp.
1.80%, 03/15/33	100	81,568
2.10%, 03/15/28	175	168,561
2.20%, 06/15/28	150	143,678
2.70%, 02/15/32	80	70,529
2.85%, 12/15/32	145	126,864
3.10%, 12/15/29	155	146,736
3.20%, 02/15/31	115	106,504
3.25%, 06/15/29	115	110,346
3.25%, 01/15/31	224	208,440
3.40%, 01/15/28	130	127,901
3.40%, 01/15/30	100	95,141
3.65%, 01/15/28	60	59,236
3.95%, 02/01/29	105	103,083
4.00%, 07/15/29	110	107,624
4.50%, 02/01/33	100	95,634
4.70%, 12/15/28	50	49,971
4.75%, 02/15/29	120	119,977
4.75%, 04/15/33	70	67,863
4.85%, 03/15/30	100	99,801
4.90%, 07/15/33	185	180,401
5.13%, 02/15/34	205	201,494
5.13%, 04/15/35	15	14,629
5.63%, 10/13/32	184	187,893
Regency Centers LP
2.95%, 09/15/29	155	146,563
3.70%, 06/15/30	130	124,302
4.13%, 03/15/28	70	69,497
4.50%, 03/15/33	100	95,572
5.00%, 07/15/32	110	108,904
5.10%, 01/15/35	60	58,608
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
5.25%, 01/15/34	$85	$84,202
Rexford Industrial Realty LP
2.13%, 12/01/30	75	65,960
2.15%, 09/01/31	110	94,824
5.00%, 06/15/28	100	100,209
Sabra Health Care LP
3.20%, 12/01/31	180	161,336
3.90%, 10/15/29	115	111,119
Safehold GL Holdings LLC
2.80%, 06/15/31	115	102,702
2.85%, 01/15/32	80	70,499
5.65%, 01/15/35	90	89,265
6.10%, 04/01/34	70	71,847
SBA Communications Corp.
3.13%, 02/01/29	35	33,471
4.88%, 01/15/30	175	173,529
5.15%, 07/15/31	180	178,570
5.45%, 07/15/33	90	88,874
Simon Property Group LP
1.75%, 02/01/28	210	202,050
2.20%, 02/01/31	165	146,953
2.25%, 01/15/32	180	155,813
2.45%, 09/13/29	295	275,645
2.65%, 07/15/30	165	151,952
2.65%, 02/01/32	145	127,969
3.38%, 12/01/27	212	209,208
4.30%, 01/15/31	75	72,914
4.38%, 10/01/30	215	210,781
4.75%, 09/26/34	175	167,221
5.13%, 10/01/35	190	185,399
5.50%, 03/08/33	140	141,761
6.25%, 01/15/34	100	105,135
Store Capital LLC
2.70%, 12/01/31	90	78,288
2.75%, 11/18/30	100	89,570
4.50%, 03/15/28	105	104,256
4.63%, 03/15/29	65	64,189
4.95%, 02/11/31	50	48,829
5.40%, 04/30/30	115	115,103
Sun Communities Operating LP
2.30%, 11/01/28	150	142,104
2.70%, 07/15/31	145	128,824
4.20%, 04/15/32	155	145,872
Tanger Properties LP, 2.75%, 09/01/31	95	84,419
UDR, Inc.
1.90%, 03/15/33	60	48,724
2.10%, 08/01/32	110	92,155
2.10%, 06/15/33	70	57,041
3.00%, 08/15/31	125	113,089
3.10%, 11/01/34	80	67,383
3.20%, 01/15/30	180	169,818
3.50%, 01/15/28	80	78,704
4.40%, 01/26/29	105	103,866
5.13%, 09/01/34	85	82,793
Ventas Realty LP
2.50%, 09/01/31	80	70,497
3.00%, 01/15/30	170	159,253
4.00%, 03/01/28	115	113,717
4.40%, 01/15/29	246	243,590
4.75%, 11/15/30	130	128,241
5.00%, 01/15/35	100	96,345
73
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
5.00%, 02/15/36	$105	$100,445
5.10%, 07/15/32	150	148,655
5.63%, 07/01/34	80	80,572
VICI Properties LP
4.75%, 02/15/28	250	249,488
4.75%, 04/01/28	115	114,677
4.95%, 02/15/30	250	246,627
5.13%, 11/15/31	145	141,886
5.13%, 05/15/32	315	306,464
5.40%, 10/15/31	110	109,179
5.63%, 04/01/35	110	107,640
5.75%, 04/01/34	140	138,673
5.75%, 10/15/36	110	106,919
Welltower OP LLC
2.05%, 01/15/29	100	94,027
2.75%, 01/15/31	155	141,413
2.75%, 01/15/32	110	98,065
2.80%, 06/01/31	145	131,690
3.10%, 01/15/30	268	252,885
3.85%, 06/15/32	140	131,433
4.13%, 03/15/29	190	187,140
4.25%, 04/15/28	215	213,774
4.50%, 07/01/30	210	206,915
5.13%, 07/01/35	215	210,933
Weyerhaeuser Co.
3.38%, 03/09/33	100	89,126
4.00%, 11/15/29	210	203,998
4.00%, 04/15/30	182	175,775
6.95%, 10/01/27	65	66,527
7.38%, 03/15/32	175	192,345
WP Carey, Inc.
2.25%, 04/01/33	60	49,394
2.40%, 02/01/31	115	102,360
2.45%, 02/01/32	95	82,142
3.85%, 07/15/29	150	145,741
4.65%, 07/15/30	75	73,735
5.20%, 09/15/36	70	67,133
5.38%, 06/30/34	50	49,367
		51,779,523
Retail — 0.7%
AutoNation, Inc.
1.95%, 08/01/28	70	66,261
2.40%, 08/01/31	107	93,369
3.80%, 11/15/27	80	79,040
3.85%, 03/01/32	95	87,717
4.45%, 01/15/29	115	113,431
4.75%, 06/01/30	152	149,211
5.89%, 03/15/35	95	95,057
AutoZone, Inc.
1.65%, 01/15/31	130	112,491
3.75%, 04/18/29	114	110,958
4.00%, 04/15/30	210	202,935
4.50%, 02/01/28	130	129,645
4.75%, 08/01/32	185	180,396
4.75%, 02/01/33	110	106,686
4.95%, 07/15/31	105	104,044
5.10%, 07/15/29	145	145,908
5.13%, 06/15/30	85	85,282
5.20%, 08/01/33	75	74,194
5.40%, 07/15/34	145	144,302
6.25%, 11/01/28	130	133,730
Security	Par (000)	Value
Retail (continued)
6.55%, 11/01/33	$130	$138,622
Best Buy Co., Inc.
1.95%, 10/01/30	190	168,131
4.45%, 10/01/28	153	152,036
Costco Wholesale Corp.
1.60%, 04/20/30	462	414,958
1.75%, 04/20/32	290	247,817
Darden Restaurants, Inc.
4.35%, 10/15/27	135	134,581
4.55%, 10/15/29	155	152,833
6.30%, 10/10/33	115	120,474
Dick's Sporting Goods, Inc.
3.15%, 01/15/32	210	188,142
4.00%, 10/01/29	20	19,397
Dollar General Corp.
3.50%, 04/03/30	274	259,339
4.13%, 05/01/28	130	128,685
5.00%, 11/01/32	170	166,879
5.20%, 07/05/28	170	171,180
5.45%, 07/05/33	235	235,218
Dollar Tree, Inc.
2.65%, 12/01/31	215	189,682
4.20%, 05/15/28	330	326,737
Ferguson Enterprises, Inc.
4.35%, 03/15/31	160	155,617
4.80%, 08/14/29	55	54,832
5.00%, 10/03/34	170	164,679
5.60%, 08/14/36	55	54,855
Genuine Parts Co.
1.88%, 11/01/30	140	121,538
2.75%, 02/01/32	125	108,560
4.95%, 08/15/29	110	109,376
6.50%, 11/01/28	110	113,075
6.88%, 11/01/33	90	96,168
Home Depot, Inc. (The)
0.90%, 03/15/28	140	132,785
1.38%, 03/15/31	315	270,456
1.50%, 09/15/28	270	254,400
1.88%, 09/15/31	240	207,961
2.70%, 04/15/30	347	323,009
2.80%, 09/14/27	108	106,365
2.95%, 06/15/29	418	399,869
3.25%, 04/15/32	305	280,326
3.75%, 09/15/28	85	83,759
3.90%, 12/06/28	222	219,175
3.95%, 09/15/30	100	97,015
4.50%, 09/15/32	260	254,352
4.65%, 09/15/35	215	205,149
4.75%, 06/25/29	270	270,760
4.85%, 06/25/31	200	199,882
4.90%, 04/15/29	210	211,388
4.95%, 06/25/34	350	344,347
Lowe's Companies, Inc.
1.30%, 04/15/28	270	255,985
1.70%, 09/15/28	230	216,608
1.70%, 10/15/30	290	254,471
2.63%, 04/01/31	340	306,761
3.65%, 04/05/29	340	330,544
3.75%, 04/01/32	385	358,433
4.50%, 04/15/30	303	298,833
5.00%, 04/15/33	265	261,217
Schedule of Investments
74

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
5.15%, 07/01/33	$205	$203,388
5.50%, 10/15/35(a)	30	30,246
6.50%, 03/15/29	80	83,352
Lowe's Cos, Inc.
3.95%, 10/15/27	70	69,537
4.00%, 10/15/28	175	172,389
4.25%, 03/15/31	240	232,327
4.50%, 10/15/32	270	259,705
4.85%, 10/15/35	295	281,153
McDonald's Corp.
2.13%, 03/01/30	187	170,763
2.63%, 09/01/29	264	248,676
3.60%, 07/01/30	212	203,172
3.80%, 04/01/28	285	281,525
4.40%, 02/12/31	140	137,574
4.60%, 05/15/30	150	149,061
4.60%, 09/09/32	200	196,691
4.70%, 12/09/35	30	28,637
4.80%, 08/14/28	170	170,544
4.95%, 08/14/33	155	154,143
4.95%, 03/03/35	190	184,940
5.00%, 05/17/29	125	125,933
5.00%, 02/13/36	150	146,004
5.20%, 05/17/34	190	190,261
O'Reilly Automotive, Inc.
1.75%, 03/15/31	85	73,591
3.60%, 09/01/27	82	81,267
3.90%, 06/01/29	134	130,820
4.20%, 04/01/30	145	141,092
4.35%, 06/01/28	105	104,287
4.70%, 06/15/32	240	234,601
4.80%, 08/14/29	80	79,799
5.00%, 08/19/34	100	96,918
5.05%, 08/14/31	80	79,679
5.10%, 03/12/36	105	101,202
5.55%, 03/14/37	80	79,173
Ross Stores, Inc., 1.88%, 04/15/31	155	135,281
Starbucks Corp.
2.25%, 03/12/30	192	175,320
2.55%, 11/15/30	260	236,209
3.00%, 02/14/32	245	221,444
3.50%, 03/01/28	150	147,541
3.55%, 08/15/29	251	242,664
4.00%, 11/15/28	215	211,775
4.50%, 05/15/28	96	95,739
4.80%, 02/15/33	145	142,014
4.90%, 02/15/31	125	124,877
5.00%, 02/15/34(a)	70	68,860
Target Corp.
2.35%, 02/15/30	181	167,026
2.65%, 09/15/30	157	144,292
3.38%, 04/15/29	244	236,852
4.35%, 06/15/28	150	149,591
4.40%, 01/15/33	135	131,005
4.50%, 09/15/32	175	172,032
4.50%, 09/15/34	220	209,581
5.00%, 04/15/35(a)	265	259,717
6.35%, 11/01/32	85	91,063
TJX Companies, Inc. (The)
1.15%, 05/15/28	140	132,236
1.60%, 05/15/31	85	73,316
Security	Par (000)	Value
Retail (continued)
3.88%, 04/15/30	$185	$178,847
Tractor Supply Co.
1.75%, 11/01/30	135	117,908
5.20%, 01/30/32	110	109,790
5.25%, 05/15/33(a)	160	159,043
Walmart, Inc.
2.38%, 09/24/29	97	91,100
3.25%, 07/08/29	175	169,307
3.70%, 06/26/28	345	340,837
3.90%, 04/15/28	225	223,254
4.00%, 04/30/29	65	64,177
4.00%, 04/15/30	95	93,105
4.10%, 04/15/33	355	339,885
4.15%, 04/30/31	220	215,055
4.15%, 09/09/32	300	290,611
4.35%, 04/28/30	205	203,281
4.45%, 04/30/33	200	194,898
4.75%, 04/30/36	180	174,562
4.90%, 04/28/35	375	369,900
5.25%, 09/01/35	210	211,603
7.55%, 02/15/30	150	164,111
		24,754,077
Semiconductors — 0.8%
Advanced Micro Devices, Inc.
3.92%, 06/01/32	135	126,746
4.32%, 03/24/28	160	159,488
4.60%, 08/17/29	215	213,968
5.00%, 08/17/31	280	277,623
5.25%, 08/17/33	210	207,667
5.50%, 08/17/36	215	211,100
Analog Devices, Inc.
1.70%, 10/01/28	160	150,689
2.10%, 10/01/31	345	300,536
4.25%, 06/15/28	225	223,832
4.50%, 06/15/30	220	217,434
5.05%, 04/01/34	150	148,125
Applied Materials, Inc.
1.75%, 06/01/30	174	155,420
4.00%, 01/15/31	95	91,608
4.60%, 01/15/36	140	131,995
4.80%, 06/15/29	230	230,762
5.10%, 10/01/35	25	24,663
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.50%, 01/15/28	135	132,998
Broadcom, Inc.
1.95%, 02/15/28	200	192,501
2.45%, 02/15/31	590	523,951
2.60%, 02/15/33	425	356,550
3.14%, 11/15/35	675	543,278
3.42%, 04/15/33	520	456,125
3.47%, 04/15/34	775	665,090
4.00%, 04/15/29	186	182,016
4.15%, 11/15/30	460	441,531
4.15%, 04/15/32	275	257,312
4.20%, 10/15/30	140	134,644
4.30%, 01/15/31	125	120,451
4.30%, 11/15/32	445	416,767
4.35%, 02/15/30	365	355,751
4.55%, 02/15/32	235	225,028
4.60%, 07/15/30	340	332,938
4.60%, 01/15/33	215	203,944
75
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Semiconductors (continued)
4.75%, 04/15/29	$386	$384,918
4.80%, 04/15/28	230	230,313
4.80%, 10/15/34	430	402,152
4.80%, 02/15/36	540	495,621
4.90%, 07/15/32	400	387,957
4.95%, 01/15/36	160	148,937
5.00%, 04/15/30	171	170,395
5.05%, 04/15/30	180	179,321
5.15%, 11/15/31	345	341,862
5.20%, 04/15/32	185	183,181
5.20%, 07/15/35	595	566,895
Intel Corp.
1.60%, 08/12/28	250	235,469
2.00%, 08/12/31	305	262,112
2.45%, 11/15/29	441	407,822
3.90%, 03/25/30	319	306,822
4.00%, 08/05/29	195	190,256
4.00%, 12/15/32	155	143,807
4.15%, 08/05/32	245	230,221
4.65%, 06/01/31	330	322,063
4.88%, 02/10/28	390	390,787
5.00%, 02/21/31	100	99,454
5.00%, 08/15/33	340	330,326
5.13%, 02/10/30	265	265,556
5.15%, 02/21/34(a)	200	194,999
5.20%, 02/10/33	445	440,052
5.30%, 05/15/36	435	419,634
KLA Corp.
4.10%, 03/15/29	229	225,442
4.65%, 07/15/32	280	273,940
4.70%, 02/01/34	115	111,052
Lam Research Corp.
1.90%, 06/15/30	210	188,286
4.00%, 03/15/29	260	255,421
Marvell Technology, Inc.
2.45%, 04/15/28	170	164,031
2.95%, 04/15/31	145	131,460
4.75%, 07/15/30	90	88,645
4.88%, 06/22/28	110	110,192
5.30%, 04/15/36	135	130,180
5.45%, 07/15/35	105	103,257
5.75%, 02/15/29	135	137,497
5.95%, 09/15/33	120	123,127
Microchip Technology, Inc.
4.90%, 03/15/28	235	235,446
5.05%, 03/15/29	270	270,773
5.05%, 02/15/30	150	149,310
Micron Technology, Inc., 2.70%, 04/15/32	275	242,579
NVIDIA Corp.
1.55%, 06/15/28	375	356,269
2.00%, 06/15/31	350	306,990
2.85%, 04/01/30	419	391,784
4.25%, 06/15/28	635	631,648
4.35%, 06/15/29	630	623,892
4.50%, 06/15/31	995	972,262
4.75%, 06/15/33	625	605,641
4.95%, 06/15/36(a)	990	942,084
NXP BV/NXP Funding LLC, 5.55%, 12/01/28	118	119,489
NXP BV/NXP Funding LLC/NXP USA, Inc.
2.50%, 05/11/31	228	202,175
2.65%, 02/15/32	230	200,598
Security	Par (000)	Value
Semiconductors (continued)
3.40%, 05/01/30	$185	$174,476
4.30%, 08/19/28	145	143,518
4.30%, 06/18/29	235	231,119
4.85%, 08/19/32	80	77,542
5.00%, 01/15/33	195	190,536
5.25%, 08/19/35	140	135,915
Qorvo, Inc., 4.38%, 10/15/29	220	211,414
QUALCOMM, Inc.
1.30%, 05/20/28	263	249,105
1.65%, 05/20/32	305	254,689
2.15%, 05/20/30	280	254,279
4.25%, 05/20/32	130	125,668
4.50%, 05/20/30	120	118,896
4.65%, 05/20/35	230	219,600
4.75%, 05/20/32	45	44,370
5.00%, 05/20/35	135	131,119
5.40%, 05/20/33	155	157,590
Skyworks Solutions, Inc.
3.00%, 06/01/31	130	115,878
5.00%, 08/10/28	100	99,966
5.75%, 01/10/32	145	143,929
6.25%, 08/10/36	145	141,998
Texas Instruments, Inc.
1.75%, 05/04/30	190	170,299
1.90%, 09/15/31	85	73,620
2.25%, 09/04/29	220	204,906
2.90%, 11/03/27	106	104,255
3.65%, 08/16/32	115	107,419
4.50%, 05/23/30	115	113,664
4.60%, 02/15/28	210	210,104
4.60%, 02/08/29	130	129,963
4.85%, 02/08/34	125	122,807
4.90%, 03/14/33	245	243,168
5.10%, 05/23/35	160	157,160
TSMC Arizona Corp.
2.50%, 10/25/31	295	262,948
4.13%, 04/22/29	25	24,690
4.25%, 04/22/32	205	198,412
Xilinx, Inc., 2.38%, 06/01/30	212	193,221
		29,975,176
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.
2.04%, 08/16/28	60	56,855
3.48%, 12/01/27	160	157,561
4.20%, 05/01/30	140	135,683
5.35%, 01/15/30	120	121,039
5.75%, 01/15/35	115	116,183
		587,321
Software — 0.8%
Adobe, Inc.
2.30%, 02/01/30	332	305,169
4.75%, 01/17/28	125	125,408
4.80%, 04/04/29	235	235,812
4.95%, 01/17/30	35	35,149
4.95%, 04/04/34	140	136,721
5.30%, 01/17/35(a)	85	84,481
Atlassian Corp.
5.25%, 05/15/29	125	125,313
5.50%, 05/15/34	95	93,389
Schedule of Investments
76

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Software (continued)
Autodesk, Inc.
2.40%, 12/15/31	$260	$226,094
2.85%, 01/15/30	138	128,834
5.30%, 06/15/35	130	127,292
Cadence Design Systems, Inc.
4.20%, 09/10/27	100	99,663
4.30%, 09/10/29	200	196,924
4.70%, 09/10/34	220	211,161
Concentrix Corp.
6.50%, 03/01/29(a)	50	49,130
6.60%, 08/02/28(a)	198	200,100
6.85%, 08/02/33(a)	122	117,663
Fidelity National Information Services, Inc.
1.65%, 03/01/28	155	147,961
2.25%, 03/01/31	45	39,564
3.75%, 05/21/29	120	116,093
4.45%, 03/10/28	285	283,420
4.55%, 03/10/29	340	336,167
4.80%, 03/10/31	270	264,484
5.10%, 07/15/32	158	155,636
Fiserv, Inc.
2.65%, 06/01/30	277	252,486
3.50%, 07/01/29	650	622,669
4.20%, 10/01/28	245	241,285
4.55%, 02/15/31	130	125,544
4.75%, 03/15/30	200	196,879
5.15%, 08/12/34	200	190,136
5.25%, 08/11/35	215	204,849
5.35%, 03/15/31	130	129,525
5.38%, 08/21/28	170	171,323
5.45%, 03/02/28	195	196,447
5.45%, 03/15/34	175	170,151
5.60%, 03/02/33	225	223,343
5.63%, 08/21/33	275	272,355
Intuit, Inc.
1.65%, 07/15/30	150	132,298
4.95%, 06/15/31	65	64,306
5.13%, 09/15/28	220	221,715
5.20%, 09/15/33	290	286,304
5.50%, 06/15/36	225	219,114
Microsoft Corp.
1.35%, 09/15/30	170	149,847
3.50%, 02/12/35(a)	105	94,634
4.20%, 11/03/35(a)	115	108,446
MSCI, Inc.
5.15%, 03/15/36	180	170,767
5.25%, 09/01/35	220	210,968
Oracle Corp.
2.30%, 03/25/28	435	416,294
2.88%, 03/25/31	745	652,530
2.95%, 04/01/30	690	625,032
3.25%, 11/15/27	533	522,422
3.25%, 05/15/30	130	118,515
3.85%, 07/15/36	40	31,753
3.90%, 05/15/35	345	281,762
4.20%, 09/27/29	390	374,994
4.30%, 07/08/34	445	384,317
4.45%, 09/26/30	515	487,502
4.50%, 05/06/28	145	143,478
4.55%, 02/04/29	690	674,332
4.65%, 05/06/30	185	177,995
Security	Par (000)	Value
Software (continued)
4.70%, 09/27/34	$415	$365,824
4.80%, 08/03/28	305	302,855
4.80%, 09/26/32	705	651,909
4.90%, 02/06/33	335	308,326
4.95%, 02/04/31	740	708,648
5.20%, 09/26/35	920	824,857
5.25%, 02/03/32	275	263,972
5.35%, 05/04/33	740	696,858
5.50%, 08/03/35	165	151,321
5.70%, 02/04/36	990	915,375
6.15%, 11/09/29	295	299,189
6.25%, 11/09/32	505	503,415
Paychex, Inc.
5.10%, 04/15/30	230	230,098
5.35%, 04/15/32	260	259,927
5.60%, 04/15/35(a)	290	287,950
Roper Technologies, Inc.
1.40%, 09/15/27	165	159,935
1.75%, 02/15/31	185	159,492
2.00%, 06/30/30	135	120,282
2.95%, 09/15/29	176	166,243
4.20%, 09/15/28	265	261,930
4.25%, 09/15/28	85	84,060
4.45%, 09/15/30	100	97,631
4.50%, 10/15/29	125	123,371
4.75%, 02/15/32	145	141,263
4.90%, 10/15/34	220	208,996
5.10%, 09/15/35	245	233,355
Salesforce, Inc.
1.50%, 07/15/28	285	269,278
1.95%, 07/15/31	365	315,568
3.70%, 04/11/28	377	371,957
4.50%, 03/15/28	710	708,501
4.65%, 03/15/29	735	731,897
4.90%, 09/15/31	760	750,316
5.20%, 03/15/33	560	553,543
5.55%, 03/15/36	1,015	996,824
ServiceNow, Inc.
1.40%, 09/01/30	353	307,360
4.25%, 05/15/28	40	39,771
4.70%, 08/15/31	50	49,135
5.05%, 05/15/33	50	49,124
5.40%, 05/15/36	335	328,678
Synopsys, Inc.
4.65%, 04/01/28	190	189,743
4.85%, 04/01/30	350	347,909
5.00%, 04/01/32	365	360,463
5.15%, 04/01/35	545	529,242
Take-Two Interactive Software, Inc.
4.00%, 04/14/32	130	121,959
4.95%, 03/28/28	225	225,673
5.40%, 06/12/29	100	101,175
5.60%, 06/12/34	100	100,464
VMware LLC
1.80%, 08/15/28	230	217,664
2.20%, 08/15/31	385	333,684
4.70%, 05/15/30	195	192,150
Workday, Inc.
3.70%, 04/01/29	180	174,377
3.80%, 04/01/32	265	246,465
		30,527,947
77
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications — 1.0%
America Movil SAB de CV
2.88%, 05/07/30	$230	$212,413
3.63%, 04/22/29	120	115,720
4.70%, 07/21/32	205	199,102
6.38%, 03/01/35	250	264,619
AT&T, Inc.
1.65%, 02/01/28	520	498,569
2.25%, 02/01/32	635	546,596
2.55%, 12/01/33	795	656,243
2.75%, 06/01/31	649	585,101
4.10%, 02/15/28	435	431,455
4.30%, 02/15/30	723	707,514
4.35%, 03/01/29	241	238,344
4.40%, 04/30/31	325	316,095
4.50%, 05/15/35	535	491,529
4.55%, 11/01/32	195	187,274
4.70%, 08/15/30	210	207,636
4.75%, 04/30/33	430	413,564
4.90%, 11/01/35	290	273,690
5.13%, 04/30/36	295	281,031
5.38%, 08/15/35	295	288,472
5.40%, 02/15/34	620	615,827
Bell Telephone Co. of Canada or Bell Canada
5.10%, 05/11/33	240	235,292
5.20%, 02/15/34	170	166,444
5.45%, 11/15/36	105	101,917
Series US-5, 2.15%, 02/15/32	20	17,226
British Telecommunications Ltd.
5.13%, 12/04/28	25	25,124
9.63%, 12/15/30	660	769,892
Cisco Systems, Inc.
4.55%, 02/24/28	285	285,474
4.75%, 02/24/30	265	264,936
4.85%, 02/26/29	570	572,815
4.95%, 02/26/31	525	526,860
4.95%, 02/24/32	180	179,601
5.05%, 02/26/34	530	523,879
5.10%, 02/24/35	265	261,208
Deutsche Telekom International Finance BV
8.25%, 06/15/30	837	927,120
9.25%, 06/01/32	125	150,062
Juniper Networks, Inc.
2.00%, 12/10/30	100	87,485
3.75%, 08/15/29	120	115,649
Koninklijke KPN NV, 8.38%, 10/01/30	170	190,398
Motorola Solutions, Inc.
2.30%, 11/15/30	136	121,544
2.75%, 05/24/31	235	211,303
4.60%, 02/23/28	180	179,795
4.60%, 05/23/29	158	156,871
4.85%, 08/17/29	65	64,847
4.85%, 08/15/30	105	104,100
5.00%, 04/15/29	140	140,580
5.20%, 08/15/32	75	74,671
5.40%, 04/15/34	195	193,111
5.55%, 08/15/35	205	204,144
5.60%, 06/01/32	150	152,309
5.65%, 08/17/36	45	44,818
Orange SA, 9.00%, 03/01/31	560	643,021
Rogers Communications, Inc.
3.80%, 03/15/32	490	450,258
Security	Par (000)	Value
Telecommunications (continued)
5.00%, 02/15/29	$340	$339,819
5.30%, 02/15/34	310	300,371
Sprint Capital Corp.
6.88%, 11/15/28	705	734,731
8.75%, 03/15/32	480	556,484
Telefonica Emisiones SA, 7.05%, 06/20/36	320	344,578
Telefonica Europe BV, 8.25%, 09/15/30	335	370,968
TELUS Corp.
3.40%, 05/13/32	275	246,921
3.70%, 09/15/27	155	153,724
T-Mobile USA, Inc.
2.05%, 02/15/28	245	236,141
2.25%, 11/15/31	245	212,360
2.40%, 03/15/29	130	122,482
2.55%, 02/15/31	515	462,269
2.63%, 02/15/29	242	229,622
2.70%, 03/15/32	245	215,151
2.88%, 02/15/31	240	218,293
3.38%, 04/15/29	575	554,235
3.50%, 04/15/31	565	526,202
3.88%, 04/15/30	1,528	1,469,091
4.20%, 10/01/29	185	181,541
4.63%, 01/15/33	180	172,713
4.70%, 01/15/35	245	230,052
4.80%, 07/15/28	210	210,377
4.85%, 01/15/29	215	215,345
4.95%, 03/15/28	260	261,045
4.95%, 11/15/35	210	199,556
5.00%, 02/15/36	290	275,736
5.05%, 07/15/33	555	543,420
5.13%, 05/15/32	285	283,378
5.15%, 04/15/34	280	274,161
5.20%, 01/15/33	285	282,959
5.30%, 05/15/35	205	200,608
5.75%, 01/15/34	250	253,507
6.70%, 12/15/33	70	74,995
Verizon Communications, Inc.
1.50%, 09/18/30	270	235,973
1.68%, 10/30/30	245	214,859
1.75%, 01/20/31	557	486,251
2.10%, 03/22/28	537	516,895
2.36%, 03/15/32	1,028	889,150
2.55%, 03/21/31	830	746,840
3.15%, 03/22/30	338	318,338
3.88%, 02/08/29	285	279,241
4.02%, 12/03/29	781	761,134
4.27%, 01/15/36	350	313,158
4.33%, 09/21/28	359	358,311
4.40%, 11/01/34	445	412,773
4.50%, 08/10/33	490	465,049
4.75%, 01/15/33	275	266,207
4.78%, 02/15/35	440	415,421
5.00%, 01/15/36	555	526,670
5.05%, 05/09/33	260	256,889
5.25%, 04/02/35	475	463,255
5.85%, 09/15/35	50	50,779
6.05%, 05/14/58, (5-year CMT + 1.81%)(b)	330	322,518
6.20%, 05/14/56, (5-year CMT + 2.04%)(b)	385	370,769
6.40%, 09/15/33	100	105,519
6.60%, 02/15/59, (5-year CMT + 2.05%)(b)	160	160,070
6.75%, 02/15/57, (5-year CMT + 2.30%)(b)	160	159,644
Schedule of Investments
78

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
7.75%, 12/01/30	$240	$264,693
Vodafone Group PLC
4.80%, 06/18/31	200	196,505
5.35%, 06/18/36	140	135,780
6.25%, 11/30/32	195	204,038
7.88%, 02/15/30	150	163,285
		36,686,397
Toys, Games & Hobbies — 0.0%
Hasbro, Inc.
3.50%, 09/15/27	135	133,633
3.90%, 11/19/29	215	207,859
4.65%, 03/12/31	60	58,735
6.05%, 05/14/34	115	118,248
Mattel, Inc., 5.00%, 11/17/30	25	24,703
		543,178
Transportation — 0.3%
Canadian National Railway Co.
3.85%, 08/05/32	135	127,029
4.20%, 03/12/31	75	72,690
4.35%, 05/12/29	40	39,532
4.38%, 09/18/34	175	166,044
4.75%, 11/12/35	50	48,052
4.95%, 05/12/36	50	48,622
5.85%, 11/01/33	65	68,229
6.20%, 06/01/36	110	116,954
6.25%, 08/01/34	90	96,167
6.90%, 07/15/28	110	114,500
Canadian Pacific Railway Co.
2.05%, 03/05/30	130	118,231
2.45%, 12/02/31	310	272,630
2.88%, 11/15/29	110	103,589
4.00%, 06/01/28	137	135,540
4.00%, 03/15/29	105	103,028
4.80%, 03/30/30	130	129,444
4.80%, 09/15/35	35	33,647
5.20%, 03/30/35	150	148,773
7.13%, 10/15/31	100	108,823
CH Robinson Worldwide, Inc., 4.20%, 04/15/28	140	138,463
CSX Corp.
2.40%, 02/15/30	125	115,585
3.80%, 03/01/28	205	202,719
4.10%, 11/15/32	255	243,027
4.25%, 03/15/29	235	232,623
5.05%, 06/15/35	190	186,353
5.20%, 11/15/33	135	135,488
Federal Express Corp. Pass-Through Trusts, Series 2020-1, Class AA, 1.88%, 08/20/35	92	77,696
FedEx Corp.
3.10%, 08/05/29	225	214,009
3.40%, 02/15/28	50	49,050
4.25%, 05/15/30	235	229,054
4.90%, 01/15/34	80	77,893
Fedex Freight Holding Co., Inc.
4.95%, 03/15/33(c)	15	14,392
5.25%, 03/15/36(c)	390	369,308
GXO Logistics, Inc.
2.65%, 07/15/31	125	110,368
6.25%, 05/06/29	135	138,642
6.50%, 05/06/34	120	123,906
JB Hunt Transport Services, Inc., 4.90%, 03/15/30	95	94,553
Security	Par (000)	Value
Transportation (continued)
Kirby Corp., 4.20%, 03/01/28	$116	$114,904
Norfolk Southern Corp.
2.30%, 05/15/31	145	128,768
2.55%, 11/01/29	84	78,519
3.00%, 03/15/32	165	149,290
3.80%, 08/01/28	155	152,724
4.45%, 03/01/33	125	120,573
5.05%, 08/01/30	110	110,664
5.10%, 05/01/35	85	83,685
5.55%, 03/15/34	90	92,034
Ryder System, Inc.
4.30%, 12/01/30	40	38,910
4.85%, 06/15/30	75	74,577
4.90%, 12/01/29	70	70,040
4.95%, 09/01/29	65	65,126
5.00%, 03/15/30	65	65,031
5.00%, 09/15/31	105	104,119
5.25%, 06/01/28	130	131,039
5.38%, 03/15/29	105	106,324
5.50%, 06/01/29	60	60,940
5.65%, 03/01/28	110	111,440
6.30%, 12/01/28	100	103,088
6.60%, 12/01/33	125	133,748
Union Pacific Corp.
2.38%, 05/20/31	225	201,187
2.40%, 02/05/30	207	191,407
2.80%, 02/14/32	322	289,137
2.89%, 04/06/36	135	111,157
3.70%, 03/01/29	191	186,772
3.95%, 09/10/28	254	251,007
4.50%, 01/20/33	235	229,413
5.10%, 02/20/35	250	248,602
6.63%, 02/01/29	95	99,381
United Parcel Service, Inc.
2.50%, 09/01/29	112	105,146
3.05%, 11/15/27	265	260,825
3.40%, 03/15/29	209	202,720
4.45%, 04/01/30	208	206,021
4.65%, 10/15/30	105	104,452
4.85%, 08/15/31	110	109,598
4.88%, 03/03/33	245	244,322
5.15%, 05/22/34	230	230,502
5.25%, 05/14/35(a)	235	235,316
Walmart, Inc.
1.50%, 09/22/28	337	317,870
1.80%, 09/22/31	495	431,571
3.95%, 09/09/27	224	223,317
		11,379,919
Trucking & Leasing — 0.0%
GATX Corp.
1.90%, 06/01/31	105	90,619
3.50%, 03/15/28	77	75,524
3.50%, 06/01/32	100	91,358
4.00%, 06/30/30	105	101,373
4.55%, 11/07/28	40	39,769
4.70%, 04/01/29	143	142,127
4.90%, 03/15/33	105	102,285
5.45%, 09/15/33	145	145,515
5.50%, 06/15/35	205	202,778
6.05%, 03/15/34	120	123,564
79
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Trucking & Leasing (continued)
6.90%, 05/01/34	$105	$113,430
		1,228,342
Venture Capital — 0.0%
Hercules Capital, Inc.
5.35%, 02/10/29(a)	30	29,658
6.00%, 06/16/30(a)	75	74,469
6.30%, 07/24/31	25	24,878
		129,005
Water — 0.1%
American Water Capital Corp.
2.30%, 06/01/31	165	145,999
2.80%, 05/01/30	187	173,700
2.95%, 09/01/27	124	122,320
3.45%, 06/01/29	142	137,122
3.75%, 09/01/28	207	203,108
4.45%, 06/01/32	165	160,065
4.63%, 06/01/29	85	84,558
5.15%, 03/01/34	120	118,848
5.20%, 04/01/36	130	126,774
5.25%, 03/01/35	195	193,017
Essential Utilities, Inc.
2.40%, 05/01/31	115	102,003
2.70%, 04/15/30	146	134,673
3.57%, 05/01/29	162	156,507
5.13%, 03/15/36	100	96,397
5.25%, 08/15/35	55	53,840
5.38%, 01/15/34	90	89,656
United Utilities PLC, 6.88%, 08/15/28	55	56,966
		2,155,553
Total Corporate Bonds & Notes — 29.9% (Cost: $1,160,546,804)		1,136,333,255
Foreign Government Obligations(d)
Canada — 0.6%
Canada Government International Bonds
3.75%, 04/26/28	930	921,227
4.00%, 03/18/30	520	512,412
4.63%, 04/30/29	760	764,081
Export Development Canada
3.75%, 09/07/27	400	397,694
3.88%, 02/14/28	805	799,571
4.00%, 06/20/30	675	663,814
4.13%, 02/13/29	695	690,314
4.75%, 06/05/34	235	235,742
Hydro-Quebec
Series HH, 8.50%, 12/01/29	140	155,563
Series HK, 9.38%, 04/15/30	45	51,724
Province of Alberta Canada
1.30%, 07/22/30	315	278,891
3.30%, 03/15/28	440	432,761
4.30%, 11/02/35	320	304,704
4.50%, 06/26/29	200	200,029
4.50%, 01/24/34	265	259,459
Province of British Columbia Canada
1.30%, 01/29/31	785	681,843
3.90%, 08/27/30	15	14,638
4.05%, 04/23/31	30	29,268
4.20%, 07/06/33	530	510,647
4.70%, 01/24/28	715	717,741
Security	Par (000)	Value
Canada (continued)
4.75%, 06/12/34	$420	$415,782
4.80%, 11/15/28	390	392,900
4.80%, 06/11/35	525	518,701
4.90%, 04/24/29	540	545,243
Province of Manitoba Canada
1.50%, 10/25/28(a)	200	187,967
4.30%, 07/27/33	250	242,110
4.90%, 05/31/34	200	199,772
Province of New Brunswick Canada, 3.63%, 02/24/28	125	123,509
Province of Ontario Canada
1.13%, 10/07/30	495	432,021
1.60%, 02/25/31	645	567,666
1.80%, 10/14/31	165	143,738
2.00%, 10/02/29	275	255,323
2.13%, 01/21/32	350	307,598
3.70%, 09/17/29	550	537,544
3.80%, 01/29/29	60	59,081
3.90%, 09/04/30	15	14,640
4.05%, 04/16/31	20	19,545
4.20%, 01/18/29	655	650,939
4.45%, 11/20/35	620	596,532
4.70%, 01/15/30	70	70,368
4.85%, 06/11/35	455	452,279
4.85%, 05/29/36	680	671,959
5.05%, 04/24/34	320	323,918
Province of Quebec Canada
1.35%, 05/28/30	245	218,211
1.90%, 04/21/31	100	88,724
3.63%, 04/13/28	720	711,207
3.88%, 01/14/31	440	427,325
4.25%, 09/05/34	445	425,985
4.50%, 04/03/29	815	815,127
4.50%, 09/08/33	305	299,005
4.63%, 08/28/35	535	521,321
4.63%, 06/03/36	710	688,290
Series PD, 7.50%, 09/15/29	317	343,392
Province of Saskatchewan Canada, 4.65%, 01/28/30	20	20,054
		20,909,899
Chile — 0.1%
Chile Government International Bonds
2.45%, 01/31/31	355	319,549
2.55%, 01/27/32	360	316,677
2.55%, 07/27/33	565	477,950
3.24%, 02/06/28	450	440,538
3.50%, 01/31/34	335	298,814
4.85%, 01/22/29	425	425,127
4.95%, 01/05/36	500	483,260
		2,761,915
Indonesia — 0.1%
Indonesia Government International Bonds
1.85%, 03/12/31	60	52,299
2.15%, 07/28/31	300	261,239
2.85%, 02/14/30	400	373,056
3.40%, 09/18/29	40	38,657
3.50%, 01/11/28	135	133,480
3.55%, 03/31/32	280	257,186
3.85%, 10/15/30	395	378,809
4.10%, 04/24/28	290	288,587
Schedule of Investments
80

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Indonesia (continued)
4.15%, 09/20/27	$475	$474,691
4.40%, 03/10/29	70	69,582
4.55%, 01/11/28	240	240,283
4.65%, 09/20/32	325	314,821
4.70%, 02/10/34	130	124,861
4.75%, 02/11/29	330	331,222
4.75%, 09/10/34	215	204,892
4.85%, 01/11/33	295	287,007
4.90%, 04/16/36	500	472,099
4.95%, 02/21/36	300	284,002
5.25%, 01/15/30	90	90,815
5.60%, 01/15/35	200	200,742
5.69%, 05/29/36	200	200,069
		5,078,399
Israel — 0.1%
Israel Government International Bonds
2.75%, 07/03/30	420	385,004
3.25%, 01/17/28	40	39,057
4.50%, 01/17/33	445	423,405
5.00%, 01/13/36	390	375,643
5.38%, 03/12/29	495	499,376
5.38%, 02/19/30	500	504,465
5.50%, 03/12/34	645	646,640
5.63%, 02/19/35	500	504,651
State of Israel, 2.50%, 01/15/30	250	229,532
		3,607,773
Italy — 0.0%
Republic of Italy Government International Bonds
2.88%, 10/17/29	485	459,742
5.38%, 06/15/33	400	407,545
		867,287
Japan — 0.1%
Japan Bank for International Cooperation
1.25%, 01/21/31	335	290,049
1.88%, 04/15/31	615	544,119
2.00%, 10/17/29	200	185,000
2.13%, 02/16/29	245	231,208
2.75%, 11/16/27	305	298,877
3.25%, 07/20/28	200	195,485
3.50%, 10/31/28	205	200,773
4.38%, 10/05/27	180	179,841
4.38%, 01/24/31	230	227,329
4.38%, 01/23/36	400	381,964
4.63%, 07/19/28	325	325,683
4.63%, 04/17/34	215	211,397
4.88%, 10/18/28	45	45,327
Japan International Cooperation Agency
1.00%, 07/22/30	230	200,634
3.38%, 06/12/28	210	205,914
4.00%, 05/23/28	100	99,138
4.75%, 05/21/29	210	210,881
		4,033,619
Mexico — 0.2%
Mexico Government International Bonds
2.66%, 05/24/31	770	677,938
3.25%, 04/16/30	495	463,946
3.50%, 02/12/34	635	536,731
4.50%, 04/22/29	670	664,325
4.75%, 03/22/31	250	242,836
4.75%, 04/27/32	540	514,009
Security	Par (000)	Value
Mexico (continued)
4.88%, 05/19/33	$500	$469,938
5.00%, 05/07/29	220	220,357
5.38%, 03/22/33	915	887,248
5.63%, 02/09/34	675	656,127
5.63%, 09/22/35	520	498,206
5.85%, 07/02/32	510	512,267
6.00%, 05/07/36	920	899,921
6.35%, 02/09/35	570	575,706
6.75%, 09/27/34	420	436,953
7.50%, 04/08/33	260	288,760
8.30%, 08/15/31	542	622,241
		9,167,509
Panama — 0.1%
Panama Government International Bonds
2.25%, 09/29/32	560	464,500
3.16%, 01/23/30	325	304,647
3.30%, 01/19/33	220	192,922
3.88%, 03/17/28	375	368,629
5.23%, 02/23/34	50	48,555
6.40%, 02/14/35	510	528,374
6.70%, 01/26/36	330	347,771
6.88%, 01/31/36	425	453,040
7.50%, 03/01/31	200	217,131
8.88%, 09/30/27	345	359,510
9.38%, 04/01/29	355	391,577
		3,676,656
Peru — 0.1%
Peruvian Government International Bonds
1.86%, 12/01/32	385	315,853
2.78%, 01/23/31	695	635,866
2.84%, 06/20/30	245	229,155
3.00%, 01/15/34	565	480,461
5.38%, 02/08/35	415	409,824
5.50%, 03/30/36	340	336,206
8.75%, 11/21/33	565	672,417
		3,079,782
Philippines — 0.2%
Philippines Government International Bonds
1.65%, 06/10/31	370	317,947
1.95%, 01/06/32	250	214,115
2.46%, 05/05/30	300	275,312
3.00%, 02/01/28	470	460,829
3.56%, 09/29/32	50	45,918
3.75%, 01/14/29	325	318,935
4.25%, 07/27/31	15	14,548
4.38%, 03/05/30	40	39,372
4.63%, 07/17/28	200	200,449
4.75%, 03/05/35	30	28,512
5.00%, 07/17/33	380	373,936
5.00%, 01/27/36	400	384,267
5.17%, 10/13/27	120	121,034
5.25%, 05/14/34	270	267,245
5.33%, 06/24/36	300	293,842
5.50%, 02/04/35	250	250,039
5.61%, 04/13/33	265	269,928
6.38%, 01/15/32	205	217,716
6.38%, 10/23/34	400	424,639
7.75%, 01/14/31	250	277,283
9.50%, 02/02/30	742	848,022
		5,643,888
81
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Poland — 0.1%
Republic of Poland Government International Bonds
4.63%, 03/18/29	$435	$435,938
4.63%, 04/14/31	30	29,721
4.88%, 02/12/30	705	708,979
4.88%, 10/04/33	635	620,173
5.13%, 09/18/34	735	722,709
5.38%, 02/12/35	620	615,674
5.38%, 04/14/36	390	383,859
5.50%, 11/16/27	390	394,340
5.75%, 11/16/32	470	484,527
		4,395,920
South Korea — 0.1%
Export-Import Bank of Korea
1.25%, 09/21/30	215	188,075
1.38%, 02/09/31	550	477,590
2.13%, 01/18/32	35	30,674
4.00%, 09/11/27	45	44,767
4.00%, 09/11/29	115	113,323
4.13%, 10/17/27	10	9,957
4.25%, 09/15/27	335	334,088
4.38%, 01/13/36	300	284,641
4.50%, 01/11/29	205	204,892
4.50%, 09/15/32	200	196,949
4.63%, 01/11/34	200	196,332
5.00%, 01/11/28	185	186,173
5.13%, 09/18/28	295	298,406
5.13%, 01/11/33	390	395,433
5.13%, 09/18/33	30	30,416
Korea Development Bank (The)
2.00%, 10/25/31	75	65,850
3.75%, 09/16/30	200	193,184
4.25%, 09/08/32	200	194,368
4.38%, 02/15/33	320	311,240
4.50%, 02/15/29	210	209,957
4.88%, 02/03/30	200	201,242
5.38%, 10/23/28	210	213,640
5.63%, 10/23/33	325	339,061
Korea International Bonds
1.00%, 09/16/30	70	60,897
1.75%, 10/15/31	25	21,784
2.50%, 06/19/29	245	232,626
3.50%, 09/20/28	205	201,259
4.50%, 07/03/29	240	240,414
		5,477,238
Supranational — 2.0%
African Development Bank
3.50%, 09/18/29	605	588,779
3.63%, 03/03/31	250	241,001
3.88%, 06/12/28	235	233,024
4.00%, 03/18/30	470	462,817
4.13%, 01/22/36	340	323,418
4.38%, 11/03/27	580	580,146
4.38%, 03/14/28	530	530,099
4.50%, 06/12/35	450	441,990
5.75% , (5-year CMT + 1.58%)(b)(e)	200	195,227
Asian Development Bank
0.75%, 10/08/30	275	236,884
1.25%, 06/09/28	365	345,865
1.50%, 03/04/31	515	452,524
1.75%, 09/19/29	413	381,680
Security	Par (000)	Value
Supranational (continued)
1.88%, 03/15/29	$185	$173,846
1.88%, 01/24/30	467	429,420
2.50%, 11/02/27	389	380,989
2.75%, 01/19/28	450	440,453
3.13%, 09/26/28	240	234,198
3.13%, 04/27/32	292	271,153
3.63%, 08/28/29	835	816,436
3.75%, 04/25/28	800	792,327
3.75%, 08/28/30	360	350,451
3.88%, 09/28/32	265	255,043
3.88%, 06/14/33	515	492,685
4.00%, 01/12/33	530	512,539
4.13%, 05/30/30	630	622,425
4.13%, 01/12/34	545	526,931
4.25%, 05/28/31	35	34,602
4.25%, 01/14/36	385	370,824
4.38%, 01/14/28	270	270,125
4.38%, 03/06/29	805	804,356
4.38%, 03/22/35	660	644,685
4.50%, 08/25/28	845	847,128
4.63%, 08/26/36	190	187,817
5.82%, 06/16/28	205	209,550
6.38%, 10/01/28	75	77,474
Asian Infrastructure Investment Bank (The)
3.63%, 09/15/28	25	24,645
3.75%, 09/14/27	370	367,982
3.88%, 04/22/31	250	243,468
4.00%, 01/18/28	430	427,979
4.13%, 01/18/29	625	621,015
4.13%, 01/14/36	90	85,817
4.25%, 03/13/34	390	379,802
4.50%, 01/16/30	470	470,641
4.50%, 05/21/35	275	270,727
Corp. Andina de Fomento
4.13%, 01/07/28	165	164,212
4.63%, 01/15/36	400	385,842
5.00%, 01/24/29	250	252,366
5.00%, 01/22/30	95	95,989
Council of Europe Development Bank
3.63%, 01/26/28	65	64,350
3.63%, 05/08/28	170	167,999
3.75%, 01/14/31	115	111,624
4.13%, 01/24/29	250	248,308
4.50%, 01/15/30	240	240,345
European Bank for Reconstruction & Development
4.13%, 01/25/29	880	874,099
4.25%, 05/29/31	35	34,596
4.25%, 03/13/34	320	311,183
4.38%, 03/09/28	680	680,097
European Investment Bank
0.63%, 10/21/27	295	283,100
0.75%, 09/23/30	175	151,068
0.88%, 05/17/30	285	250,358
1.25%, 02/14/31	945	822,356
1.63%, 10/09/29	170	156,319
1.63%, 05/13/31	110	96,703
1.75%, 03/15/29	640	599,600
3.25%, 11/15/27	565	558,000
3.63%, 07/15/30	880	853,539
3.75%, 05/15/29	20	19,660
3.75%, 11/15/29	1,055	1,033,328
Schedule of Investments
82

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Supranational (continued)
3.75%, 03/13/31	$220	$213,305
3.75%, 02/14/33	1,210	1,153,237
3.88%, 03/15/28	1,320	1,310,725
3.88%, 10/15/30	345	337,027
4.00%, 02/15/29	1,070	1,059,813
4.13%, 02/13/34	990	956,982
4.25%, 08/16/32	430	422,450
4.25%, 02/08/36(a)	295	283,944
4.38%, 10/10/31	910	903,762
4.38%, 11/25/31	380	377,199
4.50%, 10/16/28	950	952,338
4.50%, 03/14/30	1,280	1,281,532
4.63%, 02/12/35	840	835,470
4.75%, 06/15/29	1,115	1,124,427
Inter-American Development Bank
0.63%, 09/16/27	430	413,945
1.13%, 07/20/28	720	678,266
1.13%, 01/13/31	1,005	871,897
2.25%, 06/18/29	638	601,838
3.13%, 09/18/28	810	790,475
3.50%, 09/14/29	680	662,118
3.50%, 04/12/33	610	571,260
3.63%, 09/17/31	520	499,003
3.75%, 06/14/30	195	190,137
4.00%, 01/12/28	640	637,083
4.13%, 02/15/29	925	918,827
4.13%, 01/23/36	540	514,028
4.25%, 08/11/31	35	34,581
4.38%, 07/17/34	620	607,228
4.38%, 07/16/35	610	593,900
4.50%, 02/15/30	635	635,856
4.50%, 09/13/33	525	520,508
Inter-American Investment Corp.
3.63%, 11/20/28	100	98,347
4.13%, 02/15/28	240	239,023
4.25%, 02/14/29	260	258,701
4.25%, 04/01/30	305	302,314
4.38%, 05/28/31	35	34,715
4.75%, 09/19/28	160	161,046
International Bank for Reconstruction & Development
0.75%, 11/24/27	1,140	1,091,355
0.75%, 08/26/30	880	761,328
0.88%, 05/14/30	1,180	1,036,783
1.13%, 09/13/28	1,215	1,139,104
1.25%, 02/10/31	973	846,828
1.38%, 04/20/28	1,195	1,139,360
1.63%, 11/03/31	1,245	1,079,217
1.75%, 10/23/29	719	662,849
2.50%, 11/22/27	460	450,082
2.50%, 03/29/32	455	409,058
3.50%, 07/12/28	1,205	1,186,586
3.50%, 10/28/30	165	158,852
3.63%, 05/05/28	275	271,798
3.63%, 09/21/29	635	620,553
3.88%, 10/16/29	665	654,199
3.88%, 02/14/30	1,240	1,217,133
3.88%, 08/28/34	990	936,317
4.00%, 07/25/30	675	663,490
4.00%, 01/10/31	1,215	1,191,067
4.00%, 05/06/32	1,040	1,010,156
Security	Par (000)	Value
Supranational (continued)
4.13%, 03/20/30	$900	$890,133
4.38%, 08/27/35	1,260	1,227,138
4.50%, 04/10/31	615	614,767
4.50%, 08/25/33	810	802,783
4.50%, 05/20/36	490	479,853
4.63%, 08/01/28	925	929,449
4.63%, 01/15/32	1,380	1,384,190
4.75%, 11/14/33	905	910,529
4.75%, 02/15/35	100	100,253
International Finance Corp.
0.75%, 08/27/30	755	653,475
3.50%, 01/22/29	20	19,593
3.88%, 07/02/30	380	372,118
4.25%, 07/02/29	480	477,735
4.50%, 01/21/28	225	225,462
4.50%, 07/13/28	400	400,981
Nordic Investment Bank
3.38%, 09/08/27	97	96,087
3.75%, 05/09/30	200	195,009
4.25%, 02/28/29	115	114,547
4.38%, 03/14/28	155	155,023
		74,728,575
Sweden — 0.0%
Svensk Exportkredit AB
3.75%, 09/13/27	300	298,215
4.13%, 06/14/28	265	263,678
4.25%, 02/01/29	220	218,926
4.88%, 10/04/30	330	333,995
		1,114,814
Uruguay — 0.0%
Uruguay Government International Bonds
4.38%, 10/27/27	293	292,734
4.38%, 01/23/31	598	592,965
5.75%, 10/28/34	520	533,583
7.63%, 03/21/36	60	68,939
		1,488,221
Total Foreign Government Obligations — 3.8% (Cost: $149,565,766)		146,031,495
Municipal Debt Obligations
California — 0.1%
Regents of the University of California Medical Center Pooled Revenue, RB, 4.13%, 05/15/32	40	38,496
San Francisco City & County Public Utilities Commission Wastewater Revenue, RB
Class A,4.66%, 10/01/27	120	120,271
4.66%, 10/01/31	125	124,386
State of California, GO
1.70%, 02/01/28	100	96,356
2.50%, 10/01/29	550	516,853
4.50%, 08/01/29	200	199,464
4.88%, 09/01/30	500	503,953
5.10%, 09/01/35	100	99,844
5.75%, 10/01/31	100	104,381
6.00%, 03/01/33	20	21,055
University of California, RB
Series BD, 3.35%, 07/01/29	190	183,672
Series BG, 1.61%, 05/15/30	250	224,297
		2,233,028
83
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Florida — 0.0%
State Board of Administration Finance Corp., RB
2.15%, 07/01/30	$300	$272,387
Class A,5.53%, 07/01/34	200	203,938
		476,325
Hawaii — 0.0%
State of Hawaii, GO, 4.21%, 04/01/31	80	78,608
Illinois — 0.1%
City of Chicago Illinois, GO, 5.88%, 01/01/31	25	25,061
State of Illinois, GO, 5.10%, 06/01/33	1,348	1,345,552
		1,370,613
Massachusetts — 0.0%
Commonwealth of Massachusetts, GOL, BAB, 4.91%, 05/01/29	250	249,712
Commonwealth of Massachusetts, RB, 3.77%, 07/15/29	325	319,108
		568,820
New Jersey — 0.0%
New Jersey Economic Development Authority, RB, Series A, Class A,7.43%, 02/15/29 (NPFGC)	222	228,346
New York — 0.0%
New York State Dormitory Authority, RB, 5.23%, 07/01/35	200	200,089
Oregon — 0.0%
Oregon School Boards Association, GOL, Series B, 5.68%, 06/30/28 (NPFGC)	119	119,729
Texas — 0.0%
Texas Department of Transportation State Highway Fund, RB, First Class,5.18%, 04/01/30	610	613,570
Virginia — 0.0%
Williamsburg Economic Development Authority, RB, 4.96%, 11/01/35	35	34,105
Total Municipal Debt Obligations — 0.2% (Cost: $6,017,143)		5,923,233
U.S. Government & Agency Obligations
U.S. Government Agency Obligations — 0.3%
Federal Home Loan Banks
3.00%, 03/10/28	75	73,495
3.25%, 06/09/28	300	294,226
3.25%, 11/16/28	2,470	2,414,136
Federal Home Loan Mortgage Corp.
6.25%, 07/15/32	500	542,322
6.75%, 09/15/29(a)	50	53,292
6.75%, 03/15/31	1,075	1,171,402
Federal National Mortgage Association
0.75%, 10/08/27	1,807	1,739,231
0.88%, 08/05/30	2,550	2,221,178
6.03%, 10/08/27	320	325,868
6.25%, 05/15/29	1,285	1,344,373
6.63%, 11/15/30	1,075	1,160,573
7.13%, 01/15/30	25	27,049
7.25%, 05/15/30	170	185,936
Tennessee Valley Authority, 4.88%, 05/15/35	250	250,176
		11,803,257
Security	Par (000)	Value
U.S. Government Obligations — 64.2%
U.S. Treasury Bonds
5.25%, 11/15/28	$950	$966,254
5.25%, 02/15/29	150	153,059
5.38%, 02/15/31	500	517,461
5.50%, 08/15/28	5,414	5,519,742
6.13%, 08/15/29	1,000	1,045,781
U.S. Treasury Notes
0.38%, 09/30/27	1,983	1,902,750
0.50%, 10/31/27	10,100	9,672,328
0.63%, 11/30/27	14,249	13,622,823
0.63%, 12/31/27	18,741	17,858,123
0.63%, 05/15/30	11,450	9,967,762
0.75%, 01/31/28	9,000	8,565,117
0.88%, 11/15/30	12,178	10,513,039
1.00%, 07/31/28	13,000	12,208,828
1.13%, 02/29/28	10,000	9,542,578
1.13%, 08/31/28	10,294	9,665,905
1.13%, 02/15/31	22,527	19,522,813
1.25%, 03/31/28	11,500	10,965,879
1.25%, 04/30/28	11,780	11,202,964
1.25%, 05/31/28	11,000	10,434,961
1.25%, 06/30/28	10,500	9,935,215
1.25%, 09/30/28	15,854	14,884,181
1.25%, 08/15/31	25,712	22,023,935
1.38%, 10/31/28	11,190	10,506,361
1.38%, 12/31/28	8,500	7,940,859
1.38%, 11/15/31	25,600	21,890,000
1.50%, 11/30/28	10,050	9,439,148
1.50%, 02/15/30	11,200	10,157,875
1.63%, 05/15/31	23,000	20,229,219
1.75%, 01/31/29	10,750	10,107,520
1.88%, 02/28/29	10,000	9,413,281
1.88%, 02/15/32	17,505	15,270,377
2.25%, 11/15/27	12,710	12,409,131
2.38%, 03/31/29	9,000	8,561,250
2.38%, 05/15/29	11,000	10,438,828
2.63%, 02/15/29	12,922	12,396,034
2.63%, 07/31/29	9,500	9,042,813
2.75%, 02/15/28	8,990	8,794,397
2.75%, 05/31/29	8,545	8,184,508
2.75%, 08/15/32	20,991	19,024,734
2.88%, 05/15/28	10,830	10,573,634
2.88%, 08/15/28	13,051	12,693,627
2.88%, 04/30/29	11,000	10,584,063
2.88%, 05/15/32	21,120	19,354,500
3.13%, 11/15/28	14,500	14,125,039
3.13%, 08/31/29	6,215	5,993,591
3.25%, 06/30/29	8,600	8,338,641
3.38%, 09/15/27	1,179	1,169,098
3.38%, 11/30/27	17,044	16,856,916
3.38%, 12/31/27	19,454	19,223,744
3.38%, 02/29/28	10,285	10,148,001
3.38%, 09/15/28	22,107	21,689,040
3.38%, 05/15/33	22,450	20,873,238
3.50%, 09/30/27	13,227	13,124,181
3.50%, 10/31/27	18,893	18,727,686
3.50%, 01/31/28(a)	23,103	22,850,311
3.50%, 04/30/28	5,715	5,639,544
3.50%, 10/15/28	14,567	14,315,492
3.50%, 11/15/28	14,470	14,208,862
3.50%, 12/15/28	13,760	13,502,000
Schedule of Investments
84

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
U.S. Government Obligations (continued)
3.50%, 01/15/29	$9,846	$9,652,926
3.50%, 02/15/29	15,509	15,192,762
3.50%, 03/15/29	9,824	9,619,078
3.50%, 09/30/29	11,722	11,415,213
3.50%, 01/31/30	9,500	9,218,711
3.50%, 04/30/30	14,500	14,038,945
3.50%, 11/30/30	13,844	13,323,769
3.50%, 02/28/31	21,206	20,371,014
3.50%, 02/15/33	22,590	21,224,011
3.63%, 03/31/28	13,350	13,209,199
3.63%, 05/31/28	10,000	9,881,250
3.63%, 08/15/28	24,534	24,206,241
3.63%, 08/31/29	12,453	12,180,591
3.63%, 03/31/30	7,900	7,686,453
3.63%, 08/31/30	18,854	18,278,069
3.63%, 09/30/30	21,444	20,778,901
3.63%, 10/31/30	20,351	19,702,312
3.63%, 12/31/30	19,990	19,323,146
3.63%, 09/30/31	8,409	8,073,954
3.75%, 04/15/28	10,498	10,403,272
3.75%, 04/30/28	13,474	13,350,839
3.75%, 05/15/28	11,494	11,384,448
3.75%, 12/31/28	9,470	9,339,788
3.75%, 05/31/30	11,000	10,734,453
3.75%, 06/30/30	11,026	10,752,934
3.75%, 12/31/30	14,901	14,474,925
3.75%, 01/31/31	12,013	11,663,872
3.75%, 08/31/31	11,185	10,808,380
3.75%, 10/31/32	8,458	8,087,963
3.75%, 11/30/32	10,828	10,346,662
3.75%, 02/28/33	6,293	6,001,457
3.88%, 10/15/27	12,509	12,456,228
3.88%, 11/30/27	16,726	16,642,370
3.88%, 12/31/27	5,930	5,897,570
3.88%, 03/15/28	18,818	18,696,712
3.88%, 03/31/28	9,423	9,360,057
3.88%, 06/15/28	18,791	18,642,727
3.88%, 07/15/28	24,712	24,506,388
3.88%, 04/15/29	10,505	10,372,046
3.88%, 05/15/29	9,607	9,482,409
3.88%, 09/30/29	11,186	11,013,841
3.88%, 11/30/29	13,078	12,860,374
3.88%, 12/31/29	10,530	10,348,193
3.88%, 04/30/30	17,300	16,970,219
3.88%, 06/30/30	20,450	20,036,207
3.88%, 07/31/30	20,475	20,049,504
3.88%, 03/31/31	21,080	20,553,000
3.88%, 04/30/31	26,717	26,036,551
3.88%, 08/31/32	9,198	8,871,040
3.88%, 09/30/32	8,969	8,643,874
3.88%, 12/31/32	10,552	10,147,232
3.88%, 08/15/33	23,145	22,132,406
3.88%, 08/15/34	28,564	27,068,853
4.00%, 12/15/27	11,895	11,852,252
4.00%, 02/29/28(a)	12,685	12,628,017
4.00%, 05/31/28	5,182	5,153,459
4.00%, 06/30/28	12,167	12,096,184
4.00%, 01/31/29	9,877	9,791,348
4.00%, 07/31/29	12,526	12,388,018
4.00%, 10/31/29	8,700	8,592,609
4.00%, 02/28/30	23,913	23,578,592
Security	Par (000)	Value
U.S. Government Obligations (continued)
4.00%, 03/31/30	$17,341	$17,089,014
4.00%, 05/31/30	14,970	14,738,433
4.00%, 07/31/30	13,000	12,786,719
4.00%, 01/31/31	9,829	9,639,331
4.00%, 04/30/32	8,517	8,290,102
4.00%, 06/30/32	11,256	10,942,943
4.00%, 07/31/32	8,534	8,289,981
4.00%, 01/31/33	4,445	4,301,579
4.00%, 02/15/34	29,421	28,237,265
4.00%, 11/15/35	28,695	27,161,611
4.13%, 09/30/27	11,726	11,710,884
4.13%, 10/31/27	10,698	10,679,613
4.13%, 11/15/27	14,895	14,867,654
4.13%, 06/30/28	12,478	12,432,182
4.13%, 07/31/28	11,000	10,957,031
4.13%, 03/31/29	13,013	12,931,669
4.13%, 06/15/29	11,701	11,617,813
4.13%, 07/15/29	7,642	7,585,282
4.13%, 10/31/29	14,294	14,168,928
4.13%, 11/30/29	18,017	17,853,721
4.13%, 08/31/30	7,612	7,517,445
4.13%, 03/31/31	7,208	7,100,443
4.13%, 05/31/31	14,096	13,877,953
4.13%, 06/30/31	20,970	20,639,067
4.13%, 07/31/31	8,460	8,319,220
4.13%, 10/31/31	8,346	8,197,337
4.13%, 11/30/31	7,366	7,230,765
4.13%, 02/29/32	7,772	7,620,203
4.13%, 03/31/32	11,324	11,097,520
4.13%, 05/31/32	10,226	10,010,295
4.13%, 11/15/32	22,000	21,472,344
4.13%, 04/30/33	11,428	11,120,873
4.13%, 02/15/36	27,414	26,158,953
4.25%, 01/15/28	9,718	9,710,787
4.25%, 02/15/28	10,106	10,097,315
4.25%, 07/31/28	3,091	3,085,808
4.25%, 02/28/29	17,156	17,107,749
4.25%, 06/30/29	12,731	12,680,275
4.25%, 08/15/29	8,866	8,829,289
4.25%, 01/31/30	14,328	14,242,927
4.25%, 02/28/31	7,795	7,721,313
4.25%, 06/30/31	8,064	7,977,060
4.25%, 03/31/33	8,270	8,111,707
4.25%, 05/31/33	6,145	6,021,140
4.25%, 06/30/33	9,222	9,032,517
4.25%, 11/15/34	28,705	27,866,276
4.25%, 05/15/35	29,040	28,109,812
4.25%, 08/15/35	28,824	27,855,694
4.38%, 08/31/28	11,197	11,203,998
4.38%, 11/30/28	8,972	8,973,402
4.38%, 12/31/29	14,927	14,902,510
4.38%, 11/30/30	6,370	6,345,117
4.38%, 07/31/31	18,305	18,209,185
4.38%, 01/31/32	7,450	7,394,707
4.38%, 07/31/33	11,583	11,424,639
4.38%, 05/15/34	26,098	25,633,129
4.38%, 05/15/36	28,100	27,309,687
4.50%, 05/31/29	17,898	17,944,143
4.50%, 12/31/31	7,545	7,536,748
4.50%, 11/15/33	20,639	20,479,370
4.63%, 09/30/28	8,337	8,380,639
85
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
U.S. Government Obligations (continued)
4.63%, 04/30/29	$17,897	$18,000,467
4.63%, 09/30/30	9,072	9,125,156
4.63%, 04/30/31	7,835	7,877,848
4.63%, 05/31/31	8,404	8,448,646
4.63%, 02/15/35	24,999	24,885,723
4.63%, 08/15/36	8,774	8,690,373
4.88%, 10/31/28	8,906	8,999,235
4.88%, 10/31/30	7,506	7,620,349
		2,434,561,772
Total U.S. Government & Agency Obligations — 64.5% (Cost: $2,512,299,293)		2,446,365,029
Total Long-Term Investments — 98.4% (Cost: $3,828,429,006)		3,734,653,012
	Shares
Short-Term Securities
Money Market Funds — 1.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.65%(f)(g)(h)	38,819,449	38,819,449
Total Short-Term Securities — 1.0% (Cost: $38,819,449)		38,819,449
Total Investments — 99.4% (Cost: $3,867,248,455)		3,773,472,461
Other Assets Less Liabilities — 0.6%		22,448,273
Net Assets — 100.0%		$3,795,920,734

(a)	All or a portion of this security is on loan.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	U.S. dollar denominated security issued by foreign domiciled entity.
(e)	Perpetual security with no stated maturity date.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended August 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 02/28/26	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/26	Shares Held at 08/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$57,191,179	$—	$(18,371,730)(a)	$—	$—	$38,819,449	38,819,449	$343,192 (b)	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
86

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® Intermediate Government/Credit Bond ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$1,136,333,255	$—	$1,136,333,255
Foreign Government Obligations	—	146,031,495	—	146,031,495
Municipal Debt Obligations	—	5,923,233	—	5,923,233
U.S. Government & Agency Obligations	—	2,446,365,029	—	2,446,365,029
Short-Term Securities
Money Market Funds	38,819,449	—	—	38,819,449
	$38,819,449	$3,734,653,012	$—	$3,773,472,461
See notes to financial statements.
87
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)
August 31, 2026
iShares® MBS ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
U.S. Government Agency Obligations
Mortgage-Backed Securities — 99.5%
Federal Home Loan Mortgage Corp.
2.00%, 03/01/28	$9	$8,576
2.00%, 05/01/28	2	1,930
2.00%, 08/01/28	33	32,514
2.00%, 09/01/28	17	17,138
2.00%, 12/01/28	6	5,810
2.00%, 01/01/30	32	31,282
2.50%, 03/01/27	2	1,667
2.50%, 06/01/27	3	2,946
2.50%, 07/01/27	27	27,072
2.50%, 08/01/27	52	51,339
2.50%, 09/01/27	54	53,017
2.50%, 11/01/27	32	31,122
2.50%, 12/01/27	1	532
2.50%, 01/01/28	1	1,256
2.50%, 02/01/28	497	490,685
2.50%, 03/01/28	70	69,195
2.50%, 04/01/28	53	52,921
2.50%, 05/01/28	15	13,796
2.50%, 06/01/28	16	16,524
2.50%, 07/01/28	53	52,175
2.50%, 09/01/28	15	15,195
2.50%, 07/01/29	313	305,734
2.50%, 08/01/29	3	2,768
2.50%, 10/01/29	56	54,258
2.50%, 12/01/29	213	207,454
2.50%, 01/01/30	993	976,147
2.50%, 02/01/30	153	149,309
2.50%, 03/01/30	1,030	1,000,787
2.50%, 04/01/30	1,484	1,440,044
2.50%, 05/01/30	1,254	1,216,568
2.50%, 06/01/30	3,778	3,663,944
2.50%, 07/01/30	278	270,256
2.50%, 08/01/30	113	109,057
2.50%, 09/01/30	118	113,828
2.50%, 10/01/30	3	2,622
2.50%, 12/01/30	5	4,744
2.50%, 01/01/31	16	14,664
2.50%, 04/01/31	2	1,493
2.50%, 06/01/31	352	338,772
2.50%, 08/01/31	444	426,948
2.50%, 09/01/31	381	366,861
2.50%, 10/01/31	1,954	1,874,796
2.50%, 11/01/31	2,369	2,274,197
2.50%, 12/01/31	5,980	5,731,447
2.50%, 01/01/32	8,516	8,160,060
2.50%, 02/01/32	4,682	4,487,573
2.50%, 07/01/32	625	595,972
2.50%, 08/01/32	703	668,533
2.50%, 09/01/32	2,689	2,572,349
2.50%, 10/01/32	549	522,259
2.50%, 11/01/32	5,562	5,280,869
2.50%, 12/01/32	316	300,169
2.50%, 01/01/33	2,838	2,698,763
2.50%, 02/01/33	441	418,782
2.50%, 04/01/33	570	539,558
2.50%, 08/01/33	155	145,317
2.50%, 06/01/34	227	213,156
2.50%, 01/01/43	41	35,893
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
2.50%, 02/01/43	$491	$429,652
2.50%, 03/01/43	65	56,452
2.50%, 04/01/43	260	226,944
2.50%, 06/01/43	203	176,946
2.50%, 07/01/43	842	733,983
2.50%, 08/01/43	85	73,961
2.50%, 04/01/45	72	61,475
2.50%, 07/01/45	9	7,843
2.50%, 01/01/46	107	91,357
2.50%, 11/01/46	52	43,783
2.50%, 12/01/46	725	614,389
2.50%, 01/01/47	728	616,304
2.50%, 02/01/47	11	9,098
2.50%, 03/01/47	1,590	1,347,343
3.00%, 10/01/26	2	1,739
3.00%, 11/01/26	3	3,522
3.00%, 12/01/26	3	3,475
3.00%, 01/01/27	0 (a)	74
3.00%, 02/01/27	20	19,555
3.00%, 03/01/27	0 (a)	276
3.00%, 04/01/27	43	41,544
3.00%, 05/01/27	186	184,554
3.00%, 06/01/27	89	88,498
3.00%, 07/01/27	15	15,205
3.00%, 08/01/27	20	20,258
3.00%, 09/01/27	277	275,045
3.00%, 11/01/27	31	30,838
3.00%, 12/01/27	35	34,292
3.00%, 01/01/28	6	6,063
3.00%, 04/01/28	2	2,153
3.00%, 05/01/28	47	46,541
3.00%, 06/01/28	92	91,107
3.00%, 07/01/28	0 (a)	125
3.00%, 09/01/28	341	335,746
3.00%, 10/01/28	53	51,945
3.00%, 11/01/28	11	11,268
3.00%, 01/01/29	36	35,571
3.00%, 04/01/29	583	573,331
3.00%, 05/01/29	1,100	1,081,970
3.00%, 06/01/29	79	77,671
3.00%, 07/01/29	117	115,364
3.00%, 09/01/29	8	7,988
3.00%, 10/01/29	28	27,981
3.00%, 11/01/29	277	272,134
3.00%, 12/01/29	320	313,626
3.00%, 01/01/30	45	43,812
3.00%, 02/01/30	455	447,702
3.00%, 03/01/30	107	104,232
3.00%, 05/01/30	714	698,519
3.00%, 06/01/30	837	818,479
3.00%, 07/01/30	580	566,169
3.00%, 08/01/30	129	125,893
3.00%, 09/01/30	771	752,751
3.00%, 10/01/30	135	131,309
3.00%, 11/01/30	281	274,425
3.00%, 12/01/30	197	191,540
3.00%, 01/01/31	369	359,730
3.00%, 02/01/31	1,415	1,377,304
3.00%, 03/01/31	819	796,135
3.00%, 05/01/31	2,103	2,042,932
3.00%, 06/01/31	1,696	1,646,857
Schedule of Investments
88

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® MBS ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.00%, 07/01/31	$179	$173,794
3.00%, 09/01/31	414	401,521
3.00%, 10/01/31	53	51,409
3.00%, 12/01/31	222	214,949
3.00%, 01/01/32	749	724,326
3.00%, 02/01/32	212	204,871
3.00%, 03/01/32	1,632	1,581,352
3.00%, 07/01/32	128	123,133
3.00%, 08/01/32	426	411,180
3.00%, 09/01/32	1,099	1,057,676
3.00%, 10/01/32	211	202,619
3.00%, 11/01/32	2,305	2,218,669
3.00%, 12/01/32	2,003	1,929,548
3.00%, 01/01/33	1,731	1,663,131
3.00%, 02/01/33	1,244	1,196,911
3.00%, 03/01/33	30	28,798
3.00%, 05/01/33	3,875	3,710,024
3.00%, 07/01/33	700	674,620
3.00%, 08/01/33	316	302,909
3.00%, 11/01/33	185	176,810
3.00%, 03/01/42	14	12,672
3.00%, 08/01/42	4	3,696
3.00%, 10/01/42	451	405,379
3.00%, 11/01/42	9,502	8,545,153
3.00%, 12/01/42	32	29,247
3.00%, 01/01/43	3,199	2,873,675
3.00%, 02/01/43	2,468	2,216,806
3.00%, 03/01/43	754	675,351
3.00%, 04/01/43	461	412,107
3.00%, 05/01/43	1,130	1,011,905
3.00%, 06/01/43	661	590,830
3.00%, 07/01/43	1,406	1,258,310
3.00%, 08/01/43	583	521,658
3.00%, 09/01/43	1,730	1,548,447
3.00%, 10/01/43	726	653,044
3.00%, 04/01/44	40	35,584
3.00%, 01/01/45	5	4,612
3.00%, 02/01/45	1,062	946,682
3.00%, 03/01/45	182	161,520
3.00%, 04/01/45	16,834	14,874,670
3.00%, 05/01/45	5,023	4,409,249
3.00%, 06/01/45	507	448,563
3.00%, 07/01/45	2,132	1,885,054
3.00%, 08/01/45	405	359,136
3.00%, 10/01/45	118	104,257
3.00%, 11/01/45	417	369,310
3.00%, 12/01/45	4,072	3,599,556
3.00%, 01/01/46	1,187	1,049,003
3.00%, 02/01/46	86	75,882
3.00%, 03/01/46	13,458	11,828,770
3.00%, 04/01/46	382	336,265
3.00%, 05/01/46	354	310,702
3.00%, 06/01/46	722	635,905
3.00%, 07/01/46	377	331,015
3.00%, 08/01/46	10,373	9,129,917
3.00%, 09/01/46	8,295	7,366,257
3.00%, 10/01/46	18,959	16,671,479
3.00%, 11/01/46	20,465	17,989,504
3.00%, 12/01/46	33,815	29,725,814
3.00%, 01/01/47	7,878	6,928,632
3.00%, 02/01/47	37,279	32,803,102
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.00%, 03/01/47	$683	$600,290
3.00%, 04/01/47	955	824,523
3.00%, 05/01/47	10,853	9,548,832
3.00%, 06/01/47	10,800	9,320,215
3.00%, 07/01/47	9,819	8,629,752
3.00%, 08/01/47	1,752	1,540,078
3.00%, 10/01/47	3,098	2,722,604
3.00%, 11/01/47	293	257,642
3.00%, 12/01/47	544	479,702
3.00%, 01/01/48	1,978	1,736,613
3.00%, 02/01/48	607	534,285
3.00%, 07/01/48	268	232,962
3.00%, 10/01/48	320	278,400
3.00%, 11/01/48	498	432,942
3.50%, 09/01/26	0 (a)	6
3.50%, 10/01/26	1	776
3.50%, 01/01/27	1	965
3.50%, 02/01/27	0 (a)	117
3.50%, 03/01/27	6	5,967
3.50%, 04/01/27	1	705
3.50%, 01/01/28	53	52,716
3.50%, 12/01/28	11	11,382
3.50%, 02/01/29	4	4,023
3.50%, 03/01/29	3	2,853
3.50%, 06/01/29	274	270,362
3.50%, 07/01/29	29	28,797
3.50%, 08/01/29	47	46,642
3.50%, 09/01/29	3	3,533
3.50%, 10/01/29	284	279,585
3.50%, 11/01/29	6	5,709
3.50%, 01/01/30	5	5,323
3.50%, 06/01/30	48	47,454
3.50%, 09/01/30	6	6,330
3.50%, 05/01/31	624	614,002
3.50%, 01/01/32	506	495,608
3.50%, 03/01/32	60	58,401
3.50%, 04/01/32	730	710,689
3.50%, 05/01/32	802	781,916
3.50%, 06/01/32	744	724,496
3.50%, 07/01/32	993	963,998
3.50%, 09/01/32	418	406,839
3.50%, 10/01/32	1,933	1,884,654
3.50%, 01/01/33	493	478,718
3.50%, 02/01/33	148	143,365
3.50%, 03/01/33	879	853,485
3.50%, 06/01/33	763	737,436
3.50%, 07/01/33	460	445,025
3.50%, 09/01/33	406	394,360
3.50%, 05/01/35	4,015	3,864,862
3.50%, 03/01/38	3,787	3,587,109
3.50%, 06/01/38	3,864	3,649,896
3.50%, 02/01/41	7	6,654
3.50%, 10/01/41	10	9,008
3.50%, 11/01/41	29	26,805
3.50%, 01/01/42	101	93,942
3.50%, 02/01/42	184	170,051
3.50%, 03/01/42	1,327	1,228,059
3.50%, 04/01/42	1,170	1,081,372
3.50%, 05/01/42	829	766,672
3.50%, 06/01/42	384	355,454
3.50%, 08/01/42	38	34,862
89
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® MBS ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.50%, 09/01/42	$3,005	$2,779,399
3.50%, 10/01/42	1,020	943,763
3.50%, 11/01/42	606	560,334
3.50%, 01/01/43	646	597,643
3.50%, 02/01/43	644	596,184
3.50%, 04/01/43	14	13,162
3.50%, 06/01/43	2,018	1,860,982
3.50%, 07/01/43	2,052	1,890,171
3.50%, 08/01/43	11	9,929
3.50%, 09/01/43	11	9,937
3.50%, 01/01/44	137	126,173
3.50%, 08/01/44	301	276,892
3.50%, 09/01/44	1,064	980,336
3.50%, 10/01/44	6,307	5,777,634
3.50%, 11/01/44	426	387,971
3.50%, 12/01/44	3,951	3,598,020
3.50%, 02/01/45	741	683,187
3.50%, 03/01/45	3,131	2,879,919
3.50%, 04/01/45	2	2,116
3.50%, 05/01/45	35	31,754
3.50%, 06/01/45	390	355,934
3.50%, 08/01/45	9,462	8,690,821
3.50%, 09/01/45	4	3,874
3.50%, 11/01/45	276	251,182
3.50%, 12/01/45	4,851	4,407,939
3.50%, 01/01/46	4,092	3,726,094
3.50%, 03/01/46	4,307	3,899,525
3.50%, 04/01/46	1,397	1,267,041
3.50%, 05/01/46	14,987	13,555,621
3.50%, 06/01/46	3,886	3,550,190
3.50%, 07/01/46	4,233	3,834,218
3.50%, 08/01/46	3,655	3,323,666
3.50%, 09/01/46	4,384	3,987,793
3.50%, 10/01/46	391	353,931
3.50%, 11/01/46	873	793,168
3.50%, 12/01/46	4,977	4,519,034
3.50%, 01/01/47	1,273	1,156,051
3.50%, 02/01/47	4,465	4,060,159
3.50%, 03/01/47	5,476	4,972,382
3.50%, 04/01/47	1,982	1,793,639
3.50%, 05/01/47	3,615	3,270,411
3.50%, 06/01/47	113	101,931
3.50%, 07/01/47	4,301	3,890,840
3.50%, 08/01/47	2,543	2,306,392
3.50%, 09/01/47	18,634	16,881,893
3.50%, 10/01/47	649	586,278
3.50%, 11/01/47	1,409	1,273,728
3.50%, 12/01/47	4,410	4,001,214
3.50%, 01/01/48	876	792,235
3.50%, 02/01/48	1,874	1,683,927
3.50%, 03/01/48	9,160	8,271,279
3.50%, 04/01/48	2,136	1,933,858
3.50%, 05/01/48	6,063	5,481,634
3.50%, 09/01/48	1,995	1,813,163
3.50%, 04/01/49	2,008	1,813,929
3.50%, 05/01/49	839	758,496
3.50%, 06/01/49	912	824,022
4.00%, 05/01/33	486	476,737
4.00%, 09/01/33	0 (a)	335
4.00%, 11/01/33	0 (a)	4
4.00%, 01/01/34	88	85,908
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.00%, 11/01/34	$392	$382,442
4.00%, 07/01/38	1,423	1,372,109
4.00%, 04/01/39	9	8,922
4.00%, 06/01/39	17	17,001
4.00%, 07/01/39	36	34,273
4.00%, 08/01/39	5	4,870
4.00%, 09/01/39	5	5,204
4.00%, 10/01/39	53	51,121
4.00%, 11/01/39	9	9,051
4.00%, 12/01/39	16	14,257
4.00%, 01/01/40	35	33,720
4.00%, 02/01/40	4	4,154
4.00%, 03/01/40	3	2,454
4.00%, 05/01/40	13	12,095
4.00%, 06/01/40	4	3,363
4.00%, 09/01/40	7	6,815
4.00%, 10/01/40	76	72,685
4.00%, 12/01/40	585	557,949
4.00%, 01/01/41	142	135,411
4.00%, 02/01/41	151	144,042
4.00%, 04/01/41	27	25,726
4.00%, 06/01/41	20	19,313
4.00%, 07/01/41	14	13,324
4.00%, 08/01/41	23	21,947
4.00%, 09/01/41	1,802	1,710,087
4.00%, 10/01/41	74	68,920
4.00%, 11/01/41	226	214,181
4.00%, 12/01/41	49	46,215
4.00%, 01/01/42	22	21,357
4.00%, 02/01/42	3,600	3,417,051
4.00%, 03/01/42	34	31,397
4.00%, 05/01/42	115	109,355
4.00%, 07/01/42	197	186,966
4.00%, 08/01/42	1,261	1,196,863
4.00%, 04/01/43	1,076	1,018,435
4.00%, 08/01/43	186	176,448
4.00%, 10/01/43	74	70,840
4.00%, 11/01/43	3	2,514
4.00%, 12/01/43	574	543,182
4.00%, 01/01/44	41	39,238
4.00%, 02/01/44	590	558,067
4.00%, 03/01/44	12	11,166
4.00%, 04/01/44	302	285,659
4.00%, 05/01/44	326	306,541
4.00%, 06/01/44	1,215	1,144,172
4.00%, 07/01/44	1,576	1,486,524
4.00%, 08/01/44	18	16,981
4.00%, 09/01/44	499	470,289
4.00%, 10/01/44	245	231,244
4.00%, 11/01/44	175	164,619
4.00%, 12/01/44	667	628,516
4.00%, 01/01/45	740	697,595
4.00%, 02/01/45	4,866	4,584,191
4.00%, 04/01/45	3,305	3,116,954
4.00%, 06/01/45	10	9,013
4.00%, 07/01/45	844	793,070
4.00%, 08/01/45	18	16,998
4.00%, 09/01/45	1,626	1,528,442
4.00%, 10/01/45	599	562,493
4.00%, 11/01/45	545	512,653
4.00%, 12/01/45	374	351,196
Schedule of Investments
90

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® MBS ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.00%, 01/01/46	$660	$619,066
4.00%, 02/01/46	894	839,854
4.00%, 03/01/46	800	747,471
4.00%, 04/01/46	699	653,163
4.00%, 05/01/46	2,816	2,630,865
4.00%, 06/01/46	92	85,629
4.00%, 07/01/46	1,529	1,439,454
4.00%, 08/01/46	40	37,438
4.00%, 09/01/46	704	658,187
4.00%, 10/01/46	621	583,861
4.00%, 11/01/46	11,006	10,285,232
4.00%, 12/01/46	22	20,942
4.00%, 01/01/47	145	135,544
4.00%, 02/01/47	3,208	2,998,324
4.00%, 04/01/47	140	130,722
4.00%, 06/01/47	2,063	1,927,123
4.00%, 07/01/47	349	324,589
4.00%, 08/01/47	2,251	2,085,620
4.00%, 09/01/47	70	65,115
4.00%, 10/01/47	670	623,669
4.00%, 11/01/47	2,561	2,382,821
4.00%, 12/01/47	3,863	3,582,573
4.00%, 01/01/48	2,464	2,306,051
4.00%, 02/01/48	6,587	6,150,243
4.00%, 04/01/48	720	667,135
4.00%, 05/01/48	361	339,384
4.00%, 06/01/48	9,281	8,668,668
4.00%, 07/01/48	52	48,099
4.00%, 08/01/48	908	844,383
4.00%, 09/01/48	847	789,175
4.00%, 10/01/48	6,696	6,234,836
4.00%, 11/01/48	759	701,339
4.00%, 12/01/48	1,869	1,739,295
4.00%, 01/01/49	2,731	2,549,728
4.00%, 02/01/49	13,769	12,807,336
4.00%, 03/01/49	633	589,183
4.00%, 04/01/49	2,036	1,875,651
4.00%, 05/01/49	632	585,995
4.50%, 08/01/30	215	214,126
4.50%, 08/01/33	1	1,209
4.50%, 03/01/34	0 (a)	188
4.50%, 04/01/34	1	937
4.50%, 05/01/34	0 (a)	232
4.50%, 06/01/34	0 (a)	120
4.50%, 06/01/35	1	773
4.50%, 08/01/35	31	30,870
4.50%, 10/01/35	2	1,521
4.50%, 11/01/35	5	4,951
4.50%, 08/01/36	4	3,939
4.50%, 06/01/38	21	20,399
4.50%, 07/01/38	1	940
4.50%, 10/01/38	0 (a)	283
4.50%, 02/01/39	23	22,401
4.50%, 03/01/39	1,306	1,278,584
4.50%, 04/01/39	20	19,177
4.50%, 05/01/39	1,485	1,453,647
4.50%, 06/01/39	41	40,565
4.50%, 07/01/39	104	101,741
4.50%, 08/01/39	33	32,314
4.50%, 09/01/39	151	148,073
4.50%, 10/01/39	1,333	1,305,227
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.50%, 11/01/39	$35	$33,521
4.50%, 12/01/39	41	40,198
4.50%, 01/01/40	33	31,963
4.50%, 02/01/40	186	181,224
4.50%, 03/01/40	6	5,529
4.50%, 04/01/40	50	49,451
4.50%, 05/01/40	38	36,811
4.50%, 06/01/40	8	8,187
4.50%, 07/01/40	33	32,167
4.50%, 08/01/40	117	114,519
4.50%, 09/01/40	861	841,055
4.50%, 10/01/40	8	8,101
4.50%, 11/01/40	1	1,048
4.50%, 01/01/41	3	2,689
4.50%, 02/01/41	1,641	1,600,566
4.50%, 03/01/41	48	47,910
4.50%, 04/01/41	79	77,766
4.50%, 05/01/41	2,178	2,128,820
4.50%, 06/01/41	2,941	2,868,678
4.50%, 07/01/41	50	49,976
4.50%, 08/01/41	429	417,835
4.50%, 10/01/41	102	99,500
4.50%, 11/01/41	7	7,057
4.50%, 01/01/42	4	3,676
4.50%, 03/01/42	17	16,512
4.50%, 05/01/42	1,223	1,194,801
4.50%, 09/01/43	1,258	1,219,953
4.50%, 10/01/43	656	636,221
4.50%, 11/01/43	130	124,303
4.50%, 12/01/43	102	98,879
4.50%, 01/01/44	77	74,494
4.50%, 02/01/44	350	339,468
4.50%, 03/01/44	752	727,338
4.50%, 04/01/44	5	4,511
4.50%, 05/01/44	114	109,750
4.50%, 06/01/44	114	109,901
4.50%, 07/01/44	109	104,928
4.50%, 08/01/44	19	18,775
4.50%, 09/01/44	16	15,145
4.50%, 10/01/44	278	269,220
4.50%, 11/01/44	441	426,950
4.50%, 12/01/44	866	837,648
4.50%, 01/01/45	1,106	1,070,439
4.50%, 03/01/45	251	242,847
4.50%, 07/01/45	802	776,698
4.50%, 08/01/45	400	385,622
4.50%, 09/01/45	210	201,937
4.50%, 10/01/45	276	265,889
4.50%, 11/01/45	59	57,232
4.50%, 01/01/46	274	265,374
4.50%, 03/01/46	239	230,384
4.50%, 04/01/46	205	197,929
4.50%, 05/01/46	888	854,851
4.50%, 06/01/46	3,250	3,136,242
4.50%, 07/01/46	1,153	1,111,799
4.50%, 08/01/46	110	105,907
4.50%, 09/01/46	1,960	1,891,323
4.50%, 02/01/47	520	500,729
4.50%, 04/01/47	105	100,657
4.50%, 05/01/47	791	758,901
4.50%, 06/01/47	1,129	1,079,005
91
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® MBS ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.50%, 08/01/47	$536	$512,624
4.50%, 09/01/47	541	521,134
4.50%, 05/01/48	816	783,875
4.50%, 06/01/48	1,251	1,201,505
4.50%, 07/01/48	576	551,787
4.50%, 08/01/48	990	951,811
4.50%, 09/01/48	765	733,931
4.50%, 10/01/48	4,119	3,955,484
4.50%, 11/01/48	1,210	1,162,985
4.50%, 12/01/48	2,749	2,632,213
4.50%, 01/01/49	668	640,842
4.50%, 02/01/49	605	581,065
4.50%, 03/01/49	1,442	1,382,751
5.00%, 02/01/30	2	1,980
5.00%, 04/01/33	0 (a)	231
5.00%, 06/01/33	95	95,296
5.00%, 08/01/33	22	21,390
5.00%, 09/01/33	36	34,969
5.00%, 10/01/33	56	54,910
5.00%, 11/01/33	21	21,121
5.00%, 12/01/33	219	219,006
5.00%, 01/01/34	3	2,716
5.00%, 03/01/34	5	5,390
5.00%, 04/01/34	7	7,252
5.00%, 05/01/34	34	33,719
5.00%, 06/01/34	7	7,666
5.00%, 11/01/34	3	2,790
5.00%, 12/01/34	5	4,523
5.00%, 01/01/35	3	3,198
5.00%, 02/01/35	3	2,912
5.00%, 04/01/35	2	2,232
5.00%, 05/01/35	7	7,058
5.00%, 06/01/35	6	5,170
5.00%, 07/01/35	1,304	1,303,718
5.00%, 08/01/35	277	275,477
5.00%, 09/01/35	51	51,547
5.00%, 10/01/35	6	5,905
5.00%, 11/01/35	15	15,953
5.00%, 12/01/35	27	26,708
5.00%, 01/01/36	198	197,278
5.00%, 03/01/36	1	887
5.00%, 04/01/36	3	3,228
5.00%, 06/01/36	21	20,445
5.00%, 07/01/36	0 (a)	212
5.00%, 08/01/36	10	10,327
5.00%, 10/01/36	20	20,201
5.00%, 11/01/36	450	450,292
5.00%, 01/01/37	251	250,841
5.00%, 02/01/37	225	224,756
5.00%, 06/01/37	10	9,958
5.00%, 01/01/38	3	2,782
5.00%, 02/01/38	357	356,888
5.00%, 03/01/38	1,580	1,579,051
5.00%, 04/01/38	18	18,799
5.00%, 05/01/38	2	1,711
5.00%, 06/01/38	4	4,283
5.00%, 09/01/38	6	6,506
5.00%, 11/01/38	6	6,258
5.00%, 12/01/38	218	217,829
5.00%, 01/01/39	82	81,858
5.00%, 02/01/39	17	16,764
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
5.00%, 03/01/39	$7	$6,834
5.00%, 05/01/39	34	33,721
5.00%, 06/01/39	1	1,253
5.00%, 07/01/39	11	10,906
5.00%, 08/01/39	1,991	1,987,301
5.00%, 09/01/39	18	17,788
5.00%, 10/01/39	266	265,453
5.00%, 12/01/39	14	13,935
5.00%, 01/01/40	156	156,709
5.00%, 02/01/40	39	39,194
5.00%, 03/01/40	596	596,709
5.00%, 04/01/40	81	80,486
5.00%, 06/01/40	2	1,537
5.00%, 07/01/40	94	93,521
5.00%, 08/01/40	1,106	1,104,571
5.00%, 09/01/40	577	576,125
5.00%, 11/01/40	48	48,069
5.00%, 02/01/41	149	148,217
5.00%, 03/01/41	2	1,759
5.00%, 04/01/41	51	50,800
5.00%, 05/01/41	2	1,926
5.00%, 07/01/41	167	166,638
5.00%, 08/01/41	837	834,226
5.00%, 09/01/41	85	84,449
5.00%, 10/01/41	65	64,745
5.00%, 04/01/44	54	53,804
5.00%, 03/01/47	1,792	1,776,045
5.00%, 05/01/47	18	17,578
5.00%, 07/01/47	878	867,837
5.00%, 03/01/48	576	568,153
5.00%, 04/01/48	1,194	1,177,347
5.00%, 05/01/48	558	550,068
5.00%, 06/01/48	191	189,566
5.00%, 07/01/48	444	438,200
5.00%, 08/01/48	2,426	2,391,738
5.00%, 09/01/48	335	330,971
5.00%, 10/01/48	1,360	1,347,365
5.00%, 11/01/48	230	227,776
5.00%, 01/01/49	1,170	1,160,095
5.00%, 02/01/49	380	374,431
5.00%, 04/01/49	166	163,955
5.50%, 02/01/29	0 (a)	85
5.50%, 07/01/31	0 (a)	55
5.50%, 11/01/31	0 (a)	60
5.50%, 12/01/31	1	521
5.50%, 01/01/32	0 (a)	21
5.50%, 02/01/32	0 (a)	327
5.50%, 04/01/32	2	1,607
5.50%, 09/01/32	11	11,324
5.50%, 10/01/32	6	5,104
5.50%, 11/01/32	0 (a)	277
5.50%, 12/01/32	20	20,661
5.50%, 01/01/33	3	2,710
5.50%, 03/01/33	2	1,538
5.50%, 04/01/33	5	5,746
5.50%, 05/01/33	3	2,940
5.50%, 06/01/33	9	8,562
5.50%, 07/01/33	9	8,330
5.50%, 08/01/33	1	819
5.50%, 10/01/33	69	69,270
5.50%, 11/01/33	3	2,801
Schedule of Investments
92

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® MBS ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
5.50%, 12/01/33	$0 (a)	$282
5.50%, 01/01/34	26	27,326
5.50%, 02/01/34	246	248,918
5.50%, 03/01/34	107	107,980
5.50%, 07/01/34	4	4,075
5.50%, 08/01/34	3	2,791
5.50%, 09/01/34	1	732
5.50%, 10/01/34	58	59,773
5.50%, 11/01/34	1	830
5.50%, 12/01/34	102	103,144
5.50%, 01/01/35	717	728,306
5.50%, 02/01/35	207	210,596
5.50%, 03/01/35	5	5,087
5.50%, 04/01/35	129	131,570
5.50%, 05/01/35	346	353,151
5.50%, 06/01/35	911	926,780
5.50%, 07/01/35	5	5,046
5.50%, 08/01/35	68	69,644
5.50%, 09/01/35	5	4,210
5.50%, 10/01/35	57	58,254
5.50%, 11/01/35	8	8,959
5.50%, 12/01/35	188	191,034
5.50%, 01/01/36	11	11,508
5.50%, 02/01/36	7	5,974
5.50%, 03/01/36	21	20,828
5.50%, 04/01/36	2	2,303
5.50%, 05/01/36	289	292,602
5.50%, 06/01/36	8	8,149
5.50%, 07/01/36	404	411,977
5.50%, 08/01/36	53	53,721
5.50%, 09/01/36	0 (a)	118
5.50%, 11/01/36	8	7,772
5.50%, 12/01/36	4	4,117
5.50%, 01/01/37	52	52,125
5.50%, 02/01/37	8	9,293
5.50%, 03/01/37	2	2,729
5.50%, 04/01/37	9	9,146
5.50%, 05/01/37	28	28,892
5.50%, 07/01/37	4	4,025
5.50%, 09/01/37	5	4,660
5.50%, 11/01/37	10	10,043
5.50%, 12/01/37	5	4,824
5.50%, 01/01/38	16	17,101
5.50%, 02/01/38	3	3,606
5.50%, 04/01/38	395	401,648
5.50%, 05/01/38	189	192,869
5.50%, 06/01/38	18	18,593
5.50%, 07/01/38	72	72,395
5.50%, 08/01/38	20	20,158
5.50%, 09/01/38	58	58,976
5.50%, 10/01/38	22	22,187
5.50%, 11/01/38	10	10,147
5.50%, 12/01/38	66	67,912
5.50%, 01/01/39	803	815,195
5.50%, 02/01/39	40	40,782
5.50%, 03/01/39	1	737
5.50%, 04/01/39	14	14,764
5.50%, 05/01/39	12	12,152
5.50%, 06/01/39	20	20,561
5.50%, 09/01/39	313	319,687
5.50%, 10/01/39	3	3,276
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
5.50%, 11/01/39	$672	$683,662
5.50%, 12/01/39	12	12,823
5.50%, 01/01/40	54	55,715
5.50%, 02/01/40	16	15,901
5.50%, 03/01/40	4	3,932
5.50%, 05/01/40	5	5,262
5.50%, 06/01/40	18	18,316
5.50%, 03/01/41	8	8,316
5.50%, 06/01/41	2,030	2,064,130
5.88%, 12/01/33, (1-year CMT + 2.25%)(b)	19	19,216
5.95%, 05/01/42, (RFUCCT1Y + 1.81%)(b)	138	143,589
6.00%, 02/01/28	0 (a)	3
6.00%, 04/01/28	0 (a)	90
6.00%, 06/01/28	0 (a)	333
6.00%, 07/01/28	1	926
6.00%, 11/01/28	0 (a)	114
6.00%, 12/01/28	0 (a)	79
6.00%, 01/01/29	2	2,001
6.00%, 03/01/29	1	816
6.00%, 05/01/29	1	842
6.00%, 06/01/29	0 (a)	78
6.00%, 07/01/29	0 (a)	416
6.00%, 09/01/29	0 (a)	176
6.00%, 12/01/30	1	1,261
6.00%, 03/01/31	0 (a)	353
6.00%, 04/01/31	0 (a)	124
6.00%, 06/01/31	0 (a)	358
6.00%, 10/01/31	0 (a)	47
6.00%, 12/01/31	1	533
6.00%, 01/01/32	6	6,644
6.00%, 02/01/32	1	1,537
6.00%, 03/01/32	6	6,165
6.00%, 10/01/32	1	1,507
6.00%, 11/01/32	1	778
6.00%, 12/01/32	36	37,191
6.00%, 01/01/33	1	1,339
6.00%, 02/01/33	3	3,334
6.00%, 03/01/33	2	2,252
6.00%, 04/01/33	1	1,207
6.00%, 05/01/33	0 (a)	84
6.00%, 09/01/33	2	1,570
6.00%, 10/01/33	6	6,580
6.00%, 11/01/33	7	7,594
6.00%, 05/01/34	5	4,942
6.00%, 06/01/34	5	5,236
6.00%, 07/01/34	8	8,271
6.00%, 08/01/34	0	1,620
6.00%, 10/01/34	3	2,581
6.00%, 12/01/34	1	1,103
6.00%, 05/01/35	0 (a)	245
6.00%, 06/01/35	2	1,646
6.00%, 07/01/35	1	1,230
6.00%, 08/01/35	10	10,435
6.00%, 09/01/35	1	1,236
6.00%, 12/01/35	2	2,625
6.00%, 01/01/36	2	1,991
6.00%, 02/01/36	4	4,165
6.00%, 03/01/36	1	990
6.00%, 05/01/36	7	6,879
6.00%, 06/01/36	9	8,833
6.00%, 07/01/36	6	6,002
93
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® MBS ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
6.00%, 08/01/36	$1	$1,630
6.00%, 09/01/36	177	181,873
6.00%, 10/01/36	181	185,370
6.00%, 11/01/36	13	13,503
6.00%, 12/01/36	41	42,601
6.00%, 01/01/37	1	1,399
6.00%, 02/01/37	135	139,764
6.00%, 05/01/37	4	4,037
6.00%, 07/01/37	4	4,198
6.00%, 08/01/37	4	4,072
6.00%, 09/01/37	2	2,154
6.00%, 10/01/37	12	12,780
6.00%, 11/01/37	5	5,279
6.00%, 12/01/37	28	28,644
6.00%, 01/01/38	35	35,530
6.00%, 02/01/38	1	977
6.00%, 04/01/38	20	20,372
6.00%, 05/01/38	20	20,389
6.00%, 06/01/38	10	10,099
6.00%, 07/01/38	11	11,451
6.00%, 08/01/38	8	8,189
6.00%, 09/01/38	817	843,645
6.00%, 10/01/38	0 (a)	421
6.00%, 11/01/38	3	3,605
6.00%, 12/01/38	1	1,040
6.00%, 01/01/39	3	3,079
6.00%, 11/01/39	2	2,501
6.00%, 12/01/39	1	536
6.00%, 04/01/40	5	4,818
6.00%, 07/01/40	2,275	2,355,555
6.03%, 05/01/43, (RFUCCT1Y + 1.65%)(b)	44	45,078
6.05%, 12/01/38, (RFUCCT1Y + 1.75%)(b)	149	153,100
6.10%, 08/01/43, (RFUCCT1Y + 1.60%)(b)	7	7,008
6.14%, 08/01/41, (RFUCCT1Y + 1.62%)(b)	24	24,738
6.15%, 11/01/40, (RFUCCT1Y + 1.78%)(b)	2	2,285
6.26%, 11/01/41, (RFUCCT1Y + 1.90%)(b)	102	105,168
6.28%, 07/01/41, (RFUCCT1Y + 1.89%)(b)	6	6,548
6.40%, 11/01/40, (RFUCCT1Y + 1.90%)(b)	40	41,653
6.43%, 11/01/40, (RFUCCT1Y + 1.91%)(b)	55	57,135
6.50%, 03/01/27	0 (a)	30
6.50%, 05/01/28	0 (a)	100
6.50%, 06/01/28	0 (a)	93
6.50%, 07/01/28	0 (a)	136
6.50%, 09/01/28	0 (a)	105
6.50%, 10/01/28	0 (a)	122
6.50%, 12/01/28	0 (a)	364
6.50%, 01/01/29	1	1,121
6.50%, 02/01/29	1	886
6.50%, 03/01/29	0 (a)	370
6.50%, 04/01/29	0 (a)	363
6.50%, 05/01/29	0 (a)	279
6.50%, 06/01/29	0 (a)	211
6.50%, 07/01/29	0 (a)	151
6.50%, 08/01/29	1	963
6.50%, 09/01/29	2	1,290
6.50%, 08/01/30	0 (a)	226
6.50%, 01/01/31	0 (a)	19
6.50%, 05/01/31	0 (a)	305
6.50%, 06/01/31	2	1,782
6.50%, 07/01/31	1	642
6.50%, 08/01/31	0	883
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
6.50%, 09/01/31	$0 (a)	$259
6.50%, 11/01/31	0 (a)	212
6.50%, 12/01/31	4	4,058
6.50%, 01/01/32	0 (a)	27
6.50%, 02/01/32	1	1,421
6.50%, 03/01/32	2	1,867
6.50%, 04/01/32	1	1,528
6.50%, 05/01/32	0 (a)	76
6.50%, 07/01/32	0 (a)	302
6.50%, 08/01/32	3	4,245
6.50%, 10/01/32	1	757
6.50%, 11/01/32	0 (a)	314
6.50%, 12/01/32	1	1,280
6.50%, 12/01/33	3	3,461
6.50%, 04/01/34	13	13,816
6.50%, 07/01/34	1	1,491
6.50%, 09/01/34	2	1,592
6.50%, 01/01/35	2	1,641
6.50%, 04/01/35	0 (a)	420
6.50%, 08/01/35	3	3,142
6.50%, 02/01/36	0 (a)	350
6.50%, 06/01/36	1	1,045
6.50%, 08/01/36	1	755
6.50%, 09/01/36	17	18,664
6.50%, 10/01/36	5	5,437
6.50%, 11/01/36	0 (a)	450
6.50%, 08/01/37	2	2,520
6.50%, 10/01/37	5	5,020
6.50%, 11/01/37	2	1,965
6.50%, 12/01/37	12	12,214
6.50%, 01/01/38	1	748
6.50%, 02/01/38	11	11,652
6.50%, 07/01/38	1	1,053
6.50%, 08/01/38	1	934
6.50%, 10/01/38	0 (a)	455
6.50%, 12/01/38	2	1,633
6.50%, 01/01/39	7	7,418
6.50%, 09/01/39	10	10,435
6.63%, 09/01/41, (RFUCCT1Y + 1.88%)(b)	290	299,809
7.00%, 01/01/27	0 (a)	5
7.00%, 03/01/27	0 (a)	4
7.00%, 04/01/27	0 (a)	1
7.00%, 09/01/27	0 (a)	72
7.00%, 10/01/27	0 (a)	35
7.00%, 11/01/27	0 (a)	36
7.00%, 12/01/27	0 (a)	95
7.00%, 05/01/28	0 (a)	88
7.00%, 07/01/28	0 (a)	4
7.00%, 11/01/28	0 (a)	128
7.00%, 03/01/29	0 (a)	62
7.00%, 06/01/29	0 (a)	403
7.00%, 07/01/29	0 (a)	67
7.00%, 09/01/29	0 (a)	53
7.00%, 10/01/29	0 (a)	308
7.00%, 01/01/30	0 (a)	8
7.00%, 02/01/30	0 (a)	33
7.00%, 05/01/30	0 (a)	13
7.00%, 12/01/30	0 (a)	272
7.00%, 01/01/31	0 (a)	148
7.00%, 02/01/31	0 (a)	208
7.00%, 05/01/31	0 (a)	277
Schedule of Investments
94

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® MBS ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
7.00%, 07/01/31	$0 (a)	$504
7.00%, 08/01/31	1	594
7.00%, 09/01/31	1	724
7.00%, 12/01/31	0 (a)	443
7.00%, 03/01/32	1	1,175
7.00%, 05/01/32	0	688
7.00%, 06/01/32	1	882
7.00%, 07/01/32	1	1,313
7.00%, 08/01/32	1	1,195
7.00%, 09/01/32	0 (a)	276
7.00%, 11/01/32	0 (a)	193
7.00%, 10/01/33	5	5,754
7.00%, 11/01/36	0	945
7.00%, 12/01/36	3	3,097
7.50%, 04/01/27	0 (a)	3
7.50%, 06/01/27	0 (a)	4
7.50%, 08/01/27	0 (a)	3
7.50%, 09/01/27	0 (a)	4
7.50%, 12/01/27	0 (a)	28
7.50%, 03/01/28	0 (a)	20
7.50%, 07/01/28	0 (a)	6
7.50%, 11/01/28	0 (a)	8
7.50%, 07/01/29	2	1,700
7.50%, 12/01/29	0 (a)	17
7.50%, 01/01/30	0 (a)	32
7.50%, 03/01/30	0 (a)	37
7.50%, 05/01/30	0 (a)	23
7.50%, 06/01/30	0 (a)	13
7.50%, 07/01/30	0 (a)	3
7.50%, 08/01/30	0 (a)	307
7.50%, 10/01/30	0 (a)	17
7.50%, 11/01/30	0 (a)	458
7.50%, 12/01/30	0 (a)	229
7.50%, 01/01/31	0 (a)	11
7.50%, 02/01/31	0 (a)	21
7.50%, 09/01/31	0 (a)	413
7.50%, 01/01/32	1	697
8.00%, 03/01/27	0 (a)	4
8.00%, 05/01/27	0 (a)	8
8.00%, 06/01/27	0 (a)	11
8.00%, 09/01/27	0 (a)	10
8.00%, 11/01/27	0 (a)	6
8.00%, 10/01/29	0 (a)	13
8.00%, 11/01/29	0 (a)	127
8.00%, 12/01/29	0 (a)	51
8.00%, 01/01/30	0 (a)	15
8.00%, 03/01/30	0 (a)	246
8.00%, 07/01/30	0 (a)	13
8.50%, 07/01/30	0 (a)	77
Federal National Mortgage Association
2.50%, 12/01/31	156	149,208
3.00%, 07/01/30	437	426,217
3.00%, 08/01/31	15	14,413
3.00%, 03/01/47	3,785	3,294,763
3.50%, 05/01/32	222	214,702
3.50%, 02/01/35	363	349,101
3.50%, 09/01/46	76	68,425
3.50%, 01/01/47	406	367,150
3.50%, 11/01/51	4,268	3,913,015
4.00%, 02/01/47	5,130	4,861,875
4.00%, 01/01/57	3,398	3,144,961
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.00%, 02/01/57	$3,795	$3,512,565
4.50%, 02/01/44	616	597,558
5.74%, 12/01/38, (RFUCCT1Y + 1.61%)(b)	7	6,944
5.91%, 06/01/43, (RFUCCT1Y + 1.54%)(b)	386	398,434
5.95%, 02/01/42, (RFUCCT1Y + 1.81%)(b)	163	168,044
6.07%, 08/01/42, (RFUCCT1Y + 1.70%)(b)	301	310,853
6.36%, 08/01/41, (RFUCCT1Y + 1.75%)(b)	24	24,429
6.53%, 10/01/41, (RFUCCT1Y + 1.82%)(b)	366	380,292
6.57%, 09/01/41, (RFUCCT1Y + 1.82%)(b)	12	12,905
Government National Mortgage Association
1.50%, 02/20/51	4,215	3,232,065
1.50%, 04/20/51	557	426,879
1.50%, 10/20/51	90	69,161
1.50%, 11/20/51	2,881	2,217,204
2.00%, 07/20/50	8,310	6,667,508
2.00%, 08/20/50	53,066	42,579,884
2.00%, 09/20/50	3,652	2,930,475
2.00%, 10/20/50	15,820	12,693,586
2.00%, 11/20/50	26,530	21,287,330
2.00%, 12/20/50	128,505	103,270,143
2.00%, 01/20/51	34,669	27,843,040
2.00%, 02/20/51	72,907	58,549,369
2.00%, 03/20/51	9,351	7,503,225
2.00%, 04/20/51	20,238	16,239,936
2.00%, 05/20/51	5,828	4,676,948
2.00%, 06/20/51	11,891	9,541,496
2.00%, 07/20/51	32,318	25,932,727
2.00%, 08/20/51	74,529	59,763,374
2.00%, 09/20/51	9,204	7,385,577
2.00%, 10/20/51	249,446	200,163,386
2.00%, 11/20/51	43,739	35,097,446
2.00%, 12/20/51	245,206	196,760,825
2.00%, 01/20/52	150,191	120,517,724
2.00%, 02/20/52	14,794	11,870,921
2.00%, 03/20/52	167,148	134,118,586
2.00%, 04/20/52	57,633	46,243,979
2.00%, 05/20/52	1,394	1,118,909
2.00%, 06/20/52	71,769	57,586,854
2.00%, 07/20/52	522	419,066
2.00%, 09/20/52	61	49,165
2.00%, 09/21/56(c)	25,675	20,575,203
2.50%, 03/20/27	1	1,236
2.50%, 08/20/27	3	3,326
2.50%, 09/20/27	5	4,839
2.50%, 01/20/28	24	23,607
2.50%, 04/20/28	16	15,655
2.50%, 11/20/30	33	32,103
2.50%, 04/20/32	121	115,692
2.50%, 12/20/42	302	265,410
2.50%, 03/20/43	114	99,337
2.50%, 01/20/45	18	15,779
2.50%, 10/20/45	7,114	6,212,657
2.50%, 11/20/46	145	124,003
2.50%, 12/20/46	8,361	7,156,024
2.50%, 01/20/47	3,157	2,701,558
2.50%, 11/20/47	82	69,939
2.50%, 10/20/49	1,533	1,289,314
2.50%, 01/20/50	54	45,687
2.50%, 04/20/50	10,575	8,859,692
2.50%, 06/20/50	12,580	10,538,866
2.50%, 07/20/50	5,637	4,721,634
95
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® MBS ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
2.50%, 08/20/50	$11,635	$9,721,370
2.50%, 09/20/50	23,074	19,256,282
2.50%, 10/20/50	126	105,301
2.50%, 12/20/50	499	417,526
2.50%, 01/20/51	65,311	54,694,536
2.50%, 02/20/51	57,841	48,387,973
2.50%, 03/20/51	28,482	23,828,740
2.50%, 04/20/51	9,630	8,056,546
2.50%, 05/20/51	156,158	130,646,061
2.50%, 06/20/51	42,281	35,373,312
2.50%, 07/20/51	228,368	191,059,177
2.50%, 08/20/51	133,893	112,016,930
2.50%, 09/20/51	98,601	82,492,632
2.50%, 10/20/51	24,212	20,256,190
2.50%, 11/20/51	49,143	41,114,270
2.50%, 12/20/51	121,416	101,580,208
2.50%, 01/20/52	65,787	55,038,937
2.50%, 02/20/52	278	232,179
2.50%, 03/20/52	124,231	103,962,948
2.50%, 04/20/52	99,543	83,303,043
2.50%, 05/20/52	80,474	67,344,798
2.50%, 06/20/52	5,491	4,600,924
2.50%, 07/20/52	9,091	7,607,953
2.50%, 08/20/52	20,963	17,542,941
2.50%, 09/20/52	17,802	14,898,057
2.50%, 10/20/52	7,406	6,197,509
2.50%, 12/20/52	14,867	12,441,811
2.50%, 01/20/53	1,387	1,161,089
2.50%, 02/20/53	5,374	4,496,065
2.50%, 03/20/53	3,486	2,916,463
2.50%, 10/20/53	20,364	17,037,485
2.50%, 02/20/54	1,627	1,361,346
3.00%, 01/20/27	3	3,261
3.00%, 04/15/27	2	2,263
3.00%, 04/20/27	4	3,545
3.00%, 05/20/27	161	159,700
3.00%, 07/15/27	85	84,546
3.00%, 09/15/27	3	2,510
3.00%, 09/20/27	10	9,578
3.00%, 10/15/27	21	20,706
3.00%, 11/20/27	2	1,923
3.00%, 01/20/28	2	1,712
3.00%, 09/20/28	10	10,085
3.00%, 10/20/28	12	12,217
3.00%, 11/20/28	30	29,043
3.00%, 01/20/29	11	10,938
3.00%, 05/20/29	31	30,169
3.00%, 10/20/30	5	4,752
3.00%, 12/20/31	74	71,190
3.00%, 01/20/42	10	9,139
3.00%, 04/15/42	180	162,179
3.00%, 06/20/42	83	74,908
3.00%, 07/20/42	403	363,731
3.00%, 08/15/42	130	117,222
3.00%, 08/20/42	110	99,754
3.00%, 09/15/42	4,023	3,617,017
3.00%, 09/20/42	372	336,152
3.00%, 10/15/42	483	434,067
3.00%, 10/20/42	3,826	3,456,367
3.00%, 11/15/42	3,152	2,833,927
3.00%, 11/20/42	243	219,744
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.00%, 12/15/42	$267	$239,802
3.00%, 12/20/42	4,102	3,706,226
3.00%, 01/20/43	7,693	6,949,907
3.00%, 02/15/43	402	361,328
3.00%, 02/20/43	228	205,792
3.00%, 03/15/43	147	131,752
3.00%, 03/20/43	1,050	943,846
3.00%, 04/15/43	193	173,732
3.00%, 04/20/43	2,970	2,670,357
3.00%, 05/15/43	114	102,251
3.00%, 05/20/43	3,576	3,214,973
3.00%, 06/15/43	44	39,620
3.00%, 06/20/43	683	613,940
3.00%, 07/15/43	51	46,209
3.00%, 07/20/43	1,932	1,737,202
3.00%, 08/15/43	468	419,550
3.00%, 08/20/43	736	661,896
3.00%, 09/15/43	531	477,184
3.00%, 09/20/43	926	832,472
3.00%, 10/20/43	162	145,798
3.00%, 11/20/43	321	288,468
3.00%, 12/20/43	778	699,639
3.00%, 01/15/44	253	227,107
3.00%, 01/20/44	3,310	2,976,342
3.00%, 02/20/44	931	837,061
3.00%, 03/20/44	921	827,881
3.00%, 04/20/44	54	48,153
3.00%, 06/20/44	131	117,571
3.00%, 07/20/44	468	418,847
3.00%, 08/20/44	22,217	19,975,807
3.00%, 09/20/44	471	421,651
3.00%, 10/15/44	16	15,017
3.00%, 10/20/44	2,669	2,400,105
3.00%, 11/20/44	5,651	5,055,773
3.00%, 12/20/44	12	10,870
3.00%, 01/20/45	3,077	2,753,512
3.00%, 02/20/45	173	155,021
3.00%, 03/20/45	197	174,791
3.00%, 04/20/45	3,075	2,729,079
3.00%, 05/20/45	6,161	5,467,221
3.00%, 06/20/45	981	870,896
3.00%, 07/15/45	3	2,382
3.00%, 07/20/45	10,253	9,098,563
3.00%, 08/15/45	1,344	1,187,140
3.00%, 08/20/45	21,630	19,193,953
3.00%, 09/20/45	502	445,439
3.00%, 10/20/45	7,314	6,457,101
3.00%, 11/20/45	3,540	3,117,294
3.00%, 12/20/45	8,188	7,240,674
3.00%, 01/20/46	3,986	3,537,321
3.00%, 02/20/46	7,963	7,066,244
3.00%, 03/20/46	3,497	3,093,618
3.00%, 04/20/46	3,693	3,272,898
3.00%, 05/20/46	12,233	10,821,222
3.00%, 06/20/46	7,334	6,487,845
3.00%, 07/15/46	309	272,973
3.00%, 07/20/46	12,123	10,723,692
3.00%, 08/20/46	23,236	20,554,249
3.00%, 09/20/46	16,854	14,908,585
3.00%, 10/20/46	55,636	49,215,677
3.00%, 11/15/46	97	85,039
Schedule of Investments
96

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® MBS ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.00%, 11/20/46	$11,557	$10,231,126
3.00%, 12/15/46	3,994	3,511,670
3.00%, 12/20/46	23,006	20,351,125
3.00%, 01/20/47	15,149	13,400,680
3.00%, 02/15/47	8,691	7,675,189
3.00%, 02/20/47	35,396	31,311,132
3.00%, 03/20/47	12,135	10,734,770
3.00%, 04/20/47	8,225	7,250,484
3.00%, 05/20/47	338	297,534
3.00%, 06/15/47	145	126,026
3.00%, 06/20/47	4,734	4,178,737
3.00%, 07/20/47	2,287	2,016,180
3.00%, 08/20/47	829	731,105
3.00%, 09/15/47	98	85,104
3.00%, 09/20/47	4,659	4,106,681
3.00%, 11/20/47	9,213	8,146,621
3.00%, 12/15/47	20	17,025
3.00%, 12/20/47	2,226	1,962,363
3.00%, 01/20/48	29,860	26,321,591
3.00%, 02/20/48	4,316	3,801,292
3.00%, 03/20/48	8,815	7,770,554
3.00%, 04/20/48	7,994	7,041,468
3.00%, 05/20/48	1,991	1,754,826
3.00%, 07/20/48	66	58,180
3.00%, 08/20/48	1,776	1,565,517
3.00%, 09/20/48	1,106	975,204
3.00%, 10/20/48	707	623,055
3.00%, 11/20/48	1,624	1,431,352
3.00%, 12/20/48	1,065	939,217
3.00%, 01/20/49	371	327,235
3.00%, 02/20/49	380	334,994
3.00%, 03/20/49	3,376	2,986,172
3.00%, 04/20/49	1,640	1,445,357
3.00%, 06/20/49	2,354	2,075,305
3.00%, 07/20/49	16,910	14,765,817
3.00%, 09/20/49	17,746	15,488,385
3.00%, 10/20/49	21,153	18,454,506
3.00%, 11/15/49	279	242,927
3.00%, 11/20/49	3,330	2,906,592
3.00%, 12/20/49	29,222	25,490,401
3.00%, 01/20/50	17,762	15,490,982
3.00%, 02/15/50	1,931	1,680,807
3.00%, 02/20/50	28,520	24,862,052
3.00%, 03/20/50	6,485	5,653,794
3.00%, 04/20/50	1,817	1,580,867
3.00%, 05/20/50	1,036	902,697
3.00%, 06/20/50	2,018	1,757,224
3.00%, 08/20/50	6,724	5,857,480
3.00%, 10/20/50	2,027	1,766,215
3.00%, 01/20/51	4,456	3,881,682
3.00%, 03/20/51	15,408	13,422,509
3.00%, 04/20/51	10,519	9,163,952
3.00%, 05/20/51	12,375	10,780,424
3.00%, 06/20/51	28,311	24,659,569
3.00%, 07/20/51	41,838	36,438,861
3.00%, 08/20/51	12,357	10,761,577
3.00%, 09/20/51	27,507	23,952,932
3.00%, 10/20/51	9,850	8,577,008
3.00%, 11/20/51	20,676	18,001,178
3.00%, 12/20/51	24,632	21,443,666
3.00%, 01/20/52	1,424	1,239,602
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.00%, 02/20/52	$16,422	$14,294,069
3.00%, 03/20/52	45,407	39,523,948
3.00%, 04/20/52	37,072	32,287,594
3.00%, 05/20/52	52,237	45,458,370
3.00%, 06/20/52	28,875	25,148,476
3.00%, 07/20/52	10,749	9,361,819
3.00%, 08/20/52	7,280	6,340,198
3.00%, 09/20/52	14,098	12,278,433
3.00%, 10/20/52	4,913	4,279,332
3.00%, 11/20/52	43	37,102
3.00%, 12/20/52	1,432	1,246,584
3.00%, 01/20/53	13,416	11,684,933
3.00%, 02/20/53	13,183	11,484,202
3.00%, 03/20/53	2,074	1,806,616
3.00%, 04/20/53	3,016	2,627,113
3.00%, 06/20/53	2,114	1,841,856
3.00%, 11/20/53	11,431	9,958,000
3.00%, 01/20/54	343	299,160
3.00%, 04/20/54	793	690,757
3.00%, 07/20/54	235	205,146
3.00%, 10/20/54	1,041	906,649
3.00%, 07/20/55	1,079	938,022
3.00%, 12/20/55	1,895	1,646,598
3.00%, 05/20/56	994	864,243
3.50%, 12/20/26	1	1,466
3.50%, 03/20/27	1	518
3.50%, 04/20/27	2	1,538
3.50%, 01/20/29	2	1,929
3.50%, 07/15/29	43	42,748
3.50%, 01/15/41	8	7,517
3.50%, 01/20/41	50	46,184
3.50%, 09/15/41	112	103,523
3.50%, 10/15/41	6	5,867
3.50%, 11/15/41	43	40,177
3.50%, 11/20/41	1,140	1,055,742
3.50%, 12/15/41	1,027	947,027
3.50%, 12/20/41	905	837,979
3.50%, 01/15/42	125	114,685
3.50%, 01/20/42	224	207,655
3.50%, 02/15/42	262	241,878
3.50%, 02/20/42	49	45,425
3.50%, 03/15/42	119	109,088
3.50%, 03/20/42	6,611	6,096,716
3.50%, 04/15/42	304	281,727
3.50%, 05/15/42	219	202,480
3.50%, 05/20/42	461	425,514
3.50%, 06/15/42	100	92,058
3.50%, 06/20/42	8,947	8,251,114
3.50%, 07/15/42	262	242,365
3.50%, 08/15/42	35	32,448
3.50%, 08/20/42	478	440,991
3.50%, 09/15/42	798	735,960
3.50%, 09/20/42	11,154	10,286,302
3.50%, 10/15/42	534	491,853
3.50%, 10/20/42	9,529	8,788,143
3.50%, 11/15/42	309	284,504
3.50%, 11/20/42	9,931	9,158,982
3.50%, 12/20/42	7,488	6,905,881
3.50%, 01/15/43	219	201,647
3.50%, 01/20/43	1,357	1,251,280
3.50%, 02/15/43	58	53,535
97
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® MBS ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.50%, 03/15/43	$420	$386,957
3.50%, 03/20/43	24	21,795
3.50%, 04/15/43	89	81,650
3.50%, 04/20/43	4,816	4,432,725
3.50%, 05/15/43	690	635,672
3.50%, 05/20/43	9,505	8,748,117
3.50%, 06/15/43	6,805	6,266,973
3.50%, 07/20/43	165	151,696
3.50%, 08/15/43	164	150,917
3.50%, 08/20/43	483	444,396
3.50%, 09/20/43	5,146	4,736,513
3.50%, 10/15/43	47	42,883
3.50%, 10/20/43	882	811,828
3.50%, 11/20/43	102	93,543
3.50%, 01/20/44	2	1,777
3.50%, 02/20/44	610	561,249
3.50%, 03/20/44	1,263	1,161,977
3.50%, 04/20/44	1,447	1,320,617
3.50%, 05/20/44	300	273,688
3.50%, 06/20/44	2,076	1,895,265
3.50%, 07/15/44	34	31,457
3.50%, 07/20/44	47	42,801
3.50%, 09/15/44	324	294,868
3.50%, 09/20/44	4,825	4,403,995
3.50%, 10/20/44	2,992	2,730,911
3.50%, 11/20/44	689	628,911
3.50%, 12/15/44	53	48,430
3.50%, 12/20/44	1,538	1,403,905
3.50%, 01/15/45	59	54,224
3.50%, 01/20/45	664	606,108
3.50%, 02/20/45	21	18,957
3.50%, 03/15/45	23	20,316
3.50%, 03/20/45	516	470,555
3.50%, 04/15/45	286	259,189
3.50%, 04/20/45	5,924	5,402,251
3.50%, 05/20/45	1,760	1,604,561
3.50%, 06/20/45	5,033	4,590,151
3.50%, 07/20/45	117	106,884
3.50%, 08/20/45	158	144,003
3.50%, 09/20/45	3,516	3,206,349
3.50%, 10/20/45	127	115,445
3.50%, 11/20/45	10,614	9,679,080
3.50%, 12/20/45	4,762	4,343,057
3.50%, 01/20/46	1,487	1,356,343
3.50%, 02/20/46	176	160,414
3.50%, 03/20/46	12,178	11,036,103
3.50%, 04/20/46	10,862	9,843,923
3.50%, 05/20/46	3,697	3,350,312
3.50%, 06/15/46	117	105,258
3.50%, 06/20/46	35,044	31,758,344
3.50%, 07/15/46	1,442	1,302,111
3.50%, 07/20/46	2,151	1,948,981
3.50%, 08/15/46	2,735	2,468,991
3.50%, 08/20/46	57	51,532
3.50%, 09/15/46	1,944	1,754,276
3.50%, 09/20/46	5,078	4,601,775
3.50%, 10/15/46	778	702,197
3.50%, 10/20/46	263	238,517
3.50%, 11/20/46	4,620	4,186,902
3.50%, 12/20/46	6,524	5,912,635
3.50%, 01/20/47	21,135	19,153,264
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.50%, 02/20/47	$38,411	$34,809,691
3.50%, 03/20/47	10,636	9,592,331
3.50%, 04/20/47	7,346	6,625,638
3.50%, 05/20/47	1,292	1,165,057
3.50%, 06/15/47	785	707,018
3.50%, 06/20/47	2,895	2,611,138
3.50%, 07/20/47	3,048	2,749,621
3.50%, 08/20/47	14,431	13,015,147
3.50%, 09/15/47	322	289,942
3.50%, 09/20/47	33,030	29,787,308
3.50%, 10/15/47	975	877,205
3.50%, 10/20/47	16,890	15,206,292
3.50%, 11/15/47	1,917	1,725,392
3.50%, 11/20/47	13,896	12,534,902
3.50%, 12/15/47	2,858	2,573,400
3.50%, 12/20/47	20,238	18,109,567
3.50%, 01/15/48	3,639	3,275,359
3.50%, 01/20/48	15,755	14,196,169
3.50%, 02/15/48	110	98,555
3.50%, 02/20/48	14,086	12,703,530
3.50%, 03/20/48	60	53,895
3.50%, 04/15/48	266	238,733
3.50%, 04/20/48	11,906	10,740,866
3.50%, 05/15/48	31	28,022
3.50%, 05/20/48	13,692	12,348,904
3.50%, 08/20/48	146	131,587
3.50%, 09/15/48	978	854,986
3.50%, 09/20/48	3,829	3,435,472
3.50%, 10/20/48	12,070	10,904,044
3.50%, 11/20/48	10,912	9,857,911
3.50%, 12/20/48	529	478,012
3.50%, 01/20/49	2,020	1,822,207
3.50%, 02/20/49	1,510	1,364,433
3.50%, 03/20/49	15,037	13,584,946
3.50%, 04/20/49	239	215,887
3.50%, 05/20/49	240	215,584
3.50%, 06/20/49	1,948	1,749,545
3.50%, 07/20/49	1,291	1,159,535
3.50%, 09/20/49	11,845	10,640,788
3.50%, 10/15/49	10	9,286
3.50%, 10/20/49	699	627,780
3.50%, 11/15/49	261	233,858
3.50%, 11/20/49	1,437	1,290,925
3.50%, 12/20/49	10,669	9,584,076
3.50%, 01/20/50	24,689	22,178,501
3.50%, 02/20/50	752	675,420
3.50%, 03/20/50	2,139	1,921,304
3.50%, 04/20/50	1,030	925,235
3.50%, 05/20/50	6,410	5,757,934
3.50%, 06/20/50	4,584	4,124,463
3.50%, 07/20/50	921	827,024
3.50%, 08/20/50	3,226	2,903,345
3.50%, 09/20/50	43	38,776
3.50%, 10/20/50	819	735,727
3.50%, 11/20/50	859	771,581
3.50%, 12/20/50	1,618	1,453,207
3.50%, 03/20/51	1,272	1,142,881
3.50%, 05/20/51	3,883	3,487,985
3.50%, 06/20/51	7,325	6,580,473
3.50%, 07/20/51	509	457,567
3.50%, 09/20/51	565	504,551
Schedule of Investments
98

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® MBS ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.50%, 11/20/51	$387	$345,784
3.50%, 12/20/51	787	703,008
3.50%, 01/20/52	3,083	2,755,071
3.50%, 02/20/52	3,858	3,447,230
3.50%, 03/20/52	4,946	4,418,712
3.50%, 04/20/52	4,393	3,930,092
3.50%, 05/20/52	8,320	7,428,901
3.50%, 06/20/52	3,637	3,253,099
3.50%, 07/20/52	863	771,435
3.50%, 08/20/52	2,085	1,861,291
3.50%, 09/20/52	5,701	5,094,140
3.50%, 10/20/52	26,304	23,542,445
3.50%, 11/20/52	779	695,360
3.50%, 12/20/52	3,183	2,842,229
3.50%, 01/20/53	8,367	7,469,672
3.50%, 02/20/53	15,635	14,044,860
3.50%, 03/20/53	1,422	1,277,446
3.50%, 04/20/53	6,056	5,440,595
3.50%, 06/20/53	24,198	21,737,522
3.50%, 07/20/53	12,715	11,422,474
3.50%, 08/20/53	173	154,962
3.50%, 09/20/53	568	510,606
3.50%, 10/20/53	1,729	1,552,955
3.50%, 11/20/53	106	95,068
3.50%, 12/20/53	179	160,896
3.50%, 01/20/54	5,006	4,496,570
3.50%, 02/20/54	763	685,172
3.50%, 04/20/54	739	664,155
3.50%, 05/20/54	772	693,732
3.50%, 07/20/55	1,213	1,059,961
3.50%, 08/20/55	10,497	9,175,447
3.50%, 09/20/55	1,448	1,266,004
3.50%, 09/21/56(c)	11,650	10,181,540
4.00%, 06/15/39	36	34,207
4.00%, 09/20/39	187	177,259
4.00%, 11/20/39	6,348	6,084,079
4.00%, 12/20/39	428	406,825
4.00%, 04/20/40	268	254,089
4.00%, 07/20/40	290	274,827
4.00%, 08/15/40	25	23,793
4.00%, 08/20/40	285	269,752
4.00%, 09/15/40	93	87,861
4.00%, 09/20/40	137	129,847
4.00%, 10/15/40	75	71,247
4.00%, 10/20/40	847	803,358
4.00%, 11/15/40	53	50,446
4.00%, 11/20/40	631	599,647
4.00%, 12/15/40	40	37,479
4.00%, 12/20/40	4,914	4,658,542
4.00%, 01/15/41	117	111,760
4.00%, 01/20/41	860	815,465
4.00%, 02/15/41	1,459	1,385,766
4.00%, 02/20/41	76	71,816
4.00%, 03/15/41	227	215,424
4.00%, 04/15/41	901	854,699
4.00%, 04/20/41	60	57,207
4.00%, 05/15/41	216	204,250
4.00%, 05/20/41	370	350,616
4.00%, 06/15/41	0 (a)	173
4.00%, 07/15/41	426	405,171
4.00%, 07/20/41	170	160,739
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.00%, 08/15/41	$33	$31,785
4.00%, 08/20/41	1,086	1,027,911
4.00%, 09/15/41	137	130,603
4.00%, 09/20/41	63	59,859
4.00%, 10/15/41	19	18,215
4.00%, 10/20/41	47	44,764
4.00%, 11/15/41	10	9,355
4.00%, 11/20/41	1,957	1,853,074
4.00%, 12/15/41	345	326,768
4.00%, 12/20/41	455	431,120
4.00%, 01/15/42	159	151,617
4.00%, 01/20/42	694	657,121
4.00%, 02/15/42	1,036	982,255
4.00%, 02/20/42	1,390	1,316,428
4.00%, 03/15/42	1,617	1,531,791
4.00%, 03/20/42	148	140,324
4.00%, 04/15/42	977	925,439
4.00%, 04/20/42	536	507,214
4.00%, 05/15/42	319	302,282
4.00%, 05/20/42	905	856,832
4.00%, 06/20/42	121	114,339
4.00%, 07/20/42	298	282,482
4.00%, 08/15/42	313	296,769
4.00%, 08/20/42	1,365	1,292,590
4.00%, 09/20/42	24	22,572
4.00%, 10/15/42	171	161,616
4.00%, 10/20/42	25	23,552
4.00%, 11/20/42	348	329,647
4.00%, 12/20/42	2,514	2,379,902
4.00%, 01/20/43	259	245,522
4.00%, 03/20/43	149	141,501
4.00%, 04/20/43	137	129,683
4.00%, 05/15/43	2	1,748
4.00%, 05/20/43	699	660,584
4.00%, 06/20/43	19	17,798
4.00%, 09/15/43	75	70,060
4.00%, 09/20/43	16	15,053
4.00%, 10/20/43	327	309,461
4.00%, 11/20/43	22	20,995
4.00%, 01/20/44	690	651,684
4.00%, 02/20/44	320	302,794
4.00%, 03/15/44	68	63,402
4.00%, 03/20/44	158	148,453
4.00%, 04/20/44	748	701,196
4.00%, 05/15/44	43	40,513
4.00%, 06/20/44	298	279,198
4.00%, 07/15/44	24	22,283
4.00%, 07/20/44	1,368	1,283,239
4.00%, 08/15/44	12	11,330
4.00%, 08/20/44	2,107	1,975,818
4.00%, 09/15/44	178	167,560
4.00%, 09/20/44	211	198,316
4.00%, 10/20/44	2,902	2,721,931
4.00%, 01/15/45	12	10,786
4.00%, 01/20/45	3,089	2,896,921
4.00%, 02/20/45	204	191,276
4.00%, 03/15/45	17	15,655
4.00%, 03/20/45	782	733,189
4.00%, 04/15/45	20	18,268
4.00%, 04/20/45	409	383,674
4.00%, 05/15/45	31	28,617
99
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® MBS ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.00%, 05/20/45	$9	$8,277
4.00%, 06/15/45	131	122,890
4.00%, 06/20/45	1,343	1,256,668
4.00%, 07/15/45	39	36,318
4.00%, 07/20/45	708	663,025
4.00%, 08/15/45	16	14,862
4.00%, 08/20/45	521	488,127
4.00%, 09/15/45	209	194,666
4.00%, 09/20/45	4,651	4,353,231
4.00%, 10/20/45	441	413,150
4.00%, 11/15/45	25	23,766
4.00%, 11/20/45	3,124	2,924,175
4.00%, 12/20/45	179	167,746
4.00%, 01/20/46	807	755,616
4.00%, 03/20/46	6,116	5,724,309
4.00%, 04/15/46	269	250,645
4.00%, 04/20/46	3,023	2,829,850
4.00%, 05/15/46	4	4,051
4.00%, 05/20/46	2,026	1,896,546
4.00%, 06/20/46	524	488,129
4.00%, 07/20/46	724	674,886
4.00%, 08/15/46	43	40,007
4.00%, 08/20/46	66	62,111
4.00%, 09/20/46	3,001	2,798,206
4.00%, 10/15/46	67	62,461
4.00%, 11/15/46	102	94,512
4.00%, 11/20/46	2,767	2,579,518
4.00%, 12/15/46	930	868,982
4.00%, 12/20/46	1,354	1,262,420
4.00%, 01/20/47	4,262	3,973,635
4.00%, 02/20/47	507	472,399
4.00%, 03/20/47	1,166	1,087,050
4.00%, 04/20/47	17,818	16,574,616
4.00%, 05/20/47	2,244	2,087,577
4.00%, 06/20/47	18,407	17,142,703
4.00%, 07/20/47	22,942	21,361,658
4.00%, 08/20/47	5,709	5,310,849
4.00%, 09/20/47	4,971	4,623,837
4.00%, 10/15/47	21	19,784
4.00%, 10/20/47	745	693,226
4.00%, 11/20/47	24,646	22,926,119
4.00%, 12/20/47	7,598	7,067,920
4.00%, 01/15/48	1,105	1,027,459
4.00%, 01/20/48	4,703	4,365,104
4.00%, 02/20/48	17,445	16,227,811
4.00%, 03/20/48	15,811	14,702,912
4.00%, 04/20/48	9,171	8,521,598
4.00%, 05/15/48	72	66,143
4.00%, 05/20/48	2,154	2,000,016
4.00%, 06/20/48	9,761	9,071,133
4.00%, 07/20/48	3,477	3,231,272
4.00%, 08/20/48	9,863	9,166,610
4.00%, 09/20/48	17,965	16,714,802
4.00%, 10/20/48	3,073	2,856,118
4.00%, 11/20/48	10,872	10,103,447
4.00%, 12/20/48	2,811	2,612,288
4.00%, 02/20/49	7,980	7,417,192
4.00%, 03/20/49	6,552	6,089,875
4.00%, 04/20/49	214	198,192
4.00%, 05/20/49	3,468	3,215,005
4.00%, 06/20/49	3,588	3,324,488
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.00%, 07/20/49	$3,212	$2,971,078
4.00%, 09/15/49	60	55,639
4.00%, 09/20/49	170	158,001
4.00%, 10/20/49	320	296,362
4.00%, 11/20/49	24	21,984
4.00%, 01/20/50	17,745	16,450,572
4.00%, 02/20/50	8,391	7,798,680
4.00%, 03/20/50	252	233,341
4.00%, 04/20/50	6	5,838
4.00%, 05/20/50	1,988	1,843,262
4.00%, 06/20/50	1,503	1,393,503
4.00%, 07/20/50	4,277	3,965,112
4.00%, 08/20/50	2,003	1,856,654
4.00%, 10/20/50	1,862	1,726,094
4.00%, 11/20/50	366	339,753
4.00%, 12/20/50	994	921,915
4.00%, 01/20/51	41	37,542
4.00%, 04/20/52	690	635,342
4.00%, 06/20/52	6,923	6,370,518
4.00%, 07/20/52	8,919	8,206,926
4.00%, 08/20/52	14,654	13,484,754
4.00%, 09/20/52	46,615	42,894,690
4.00%, 10/20/52	46,026	42,405,066
4.00%, 11/20/52	7,680	7,067,504
4.00%, 12/20/52	7,855	7,228,120
4.00%, 02/20/53	587	539,745
4.00%, 03/20/53	3,024	2,782,886
4.00%, 05/20/53	3,962	3,645,612
4.00%, 06/20/53	2,207	2,030,840
4.00%, 07/20/53	3,154	2,901,953
4.00%, 08/20/53	1,397	1,285,815
4.00%, 10/20/53	245	224,827
4.00%, 11/20/53	16,372	15,065,121
4.00%, 12/20/53	415	382,014
4.00%, 01/20/54	2,176	2,002,255
4.00%, 02/20/54	1,805	1,643,507
4.00%, 03/20/54	2,563	2,333,431
4.00%, 04/20/54	4,192	3,816,747
4.00%, 05/20/54	2,878	2,621,034
4.00%, 08/20/54	8,930	8,107,691
4.00%, 09/20/54	5,096	4,621,848
4.00%, 10/20/54	932	845,421
4.00%, 01/20/55	7,782	7,043,939
4.00%, 04/20/55	461	416,491
4.00%, 10/20/55	14,660	13,238,215
4.00%, 11/20/55	4,903	4,427,117
4.00%, 09/21/56(c)	23,175	20,920,191
4.50%, 07/15/33	1	565
4.50%, 08/15/33	5	4,776
4.50%, 11/20/33	1	1,070
4.50%, 06/15/34	1	678
4.50%, 01/15/35	0 (a)	288
4.50%, 06/20/35	8	8,218
4.50%, 08/15/35	3	2,760
4.50%, 03/15/39	55	53,499
4.50%, 03/20/39	21	20,420
4.50%, 04/15/39	180	174,732
4.50%, 05/15/39	57	54,219
4.50%, 06/15/39	49	48,552
4.50%, 07/15/39	193	187,853
4.50%, 08/15/39	807	789,319
Schedule of Investments
100

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® MBS ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.50%, 09/15/39	$26	$25,341
4.50%, 10/15/39	4	4,135
4.50%, 11/15/39	21	20,677
4.50%, 11/20/39	298	289,894
4.50%, 12/15/39	40	39,519
4.50%, 12/20/39	28	27,638
4.50%, 01/15/40	94	91,051
4.50%, 01/20/40	485	471,682
4.50%, 02/15/40	78	76,093
4.50%, 03/15/40	56	53,530
4.50%, 04/15/40	24	23,602
4.50%, 04/20/40	694	675,455
4.50%, 05/15/40	17	16,607
4.50%, 05/20/40	257	250,218
4.50%, 06/15/40	1,670	1,625,904
4.50%, 06/20/40	4,933	4,802,057
4.50%, 07/15/40	610	593,863
4.50%, 07/20/40	1,786	1,738,179
4.50%, 08/15/40	2,005	1,952,218
4.50%, 08/20/40	503	489,703
4.50%, 09/15/40	114	110,753
4.50%, 10/15/40	48	46,964
4.50%, 10/20/40	2,663	2,592,100
4.50%, 11/20/40	800	778,987
4.50%, 12/15/40	10	9,423
4.50%, 01/15/41	3	2,991
4.50%, 01/20/41	5,969	5,809,925
4.50%, 02/15/41	4	3,608
4.50%, 02/20/41	3,488	3,394,693
4.50%, 03/15/41	54	52,415
4.50%, 03/20/41	1,251	1,217,212
4.50%, 04/15/41	14	14,067
4.50%, 04/20/41	6,804	6,622,905
4.50%, 05/15/41	28	26,940
4.50%, 05/20/41	3,778	3,677,638
4.50%, 06/15/41	36	34,917
4.50%, 06/20/41	5,495	5,347,892
4.50%, 07/15/41	22	21,046
4.50%, 07/20/41	4,236	4,123,986
4.50%, 08/15/41	4	4,373
4.50%, 08/20/41	65	63,420
4.50%, 09/15/41	11	10,912
4.50%, 09/20/41	905	880,394
4.50%, 11/20/41	899	875,036
4.50%, 12/20/41	377	366,880
4.50%, 01/20/42	3,205	3,119,356
4.50%, 02/20/42	36	35,189
4.50%, 03/20/42	9	8,701
4.50%, 04/20/42	15	15,045
4.50%, 05/20/42	11	10,961
4.50%, 08/20/43	6	5,992
4.50%, 09/20/43	183	176,387
4.50%, 11/20/43	348	335,990
4.50%, 02/20/44	97	94,070
4.50%, 03/20/44	1,972	1,904,991
4.50%, 04/20/44	2	1,813
4.50%, 05/20/44	185	179,161
4.50%, 06/20/44	9	8,276
4.50%, 08/20/44	13	12,499
4.50%, 09/20/44	2,755	2,659,814
4.50%, 10/20/44	154	148,746
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.50%, 11/20/44	$127	$122,540
4.50%, 02/20/45	29	28,258
4.50%, 03/20/45	2	1,870
4.50%, 06/20/45	96	92,389
4.50%, 09/15/45	14	13,705
4.50%, 09/20/45	5	5,214
4.50%, 10/15/45	40	38,249
4.50%, 10/20/45	44	42,333
4.50%, 11/20/45	4,274	4,126,575
4.50%, 12/20/45	107	103,310
4.50%, 01/20/46	36	34,388
4.50%, 02/15/46	105	100,556
4.50%, 02/20/46	478	461,982
4.50%, 03/20/46	6,947	6,707,830
4.50%, 05/20/46	87	84,182
4.50%, 07/20/46	166	160,569
4.50%, 08/15/46	15	14,119
4.50%, 08/20/46	240	231,552
4.50%, 09/15/46	55	52,624
4.50%, 09/20/46	1,120	1,086,220
4.50%, 10/15/46	10	9,164
4.50%, 10/20/46	1,245	1,203,010
4.50%, 11/20/46	576	556,460
4.50%, 12/20/46	103	99,475
4.50%, 01/20/47	377	363,393
4.50%, 02/20/47	201	194,186
4.50%, 04/20/47	274	263,177
4.50%, 05/20/47	605	581,465
4.50%, 06/15/47	56	53,220
4.50%, 06/20/47	661	635,461
4.50%, 07/20/47	6,229	5,983,869
4.50%, 08/15/47	18	17,182
4.50%, 08/20/47	428	410,768
4.50%, 09/20/47	107	102,784
4.50%, 10/20/47	1,213	1,161,880
4.50%, 11/20/47	115	110,560
4.50%, 12/20/47	194	185,552
4.50%, 01/20/48	1,504	1,440,347
4.50%, 02/20/48	2,378	2,277,168
4.50%, 03/20/48	2,876	2,754,318
4.50%, 04/20/48	10,039	9,614,433
4.50%, 05/20/48	382	366,091
4.50%, 06/20/48	8,985	8,589,363
4.50%, 07/20/48	13,762	13,155,650
4.50%, 08/20/48	10,573	10,127,496
4.50%, 09/20/48	4,619	4,414,967
4.50%, 10/20/48	1,248	1,193,262
4.50%, 11/20/48	6,540	6,251,409
4.50%, 12/20/48	5,087	4,854,509
4.50%, 01/20/49	13,907	13,293,498
4.50%, 02/20/49	1,925	1,839,462
4.50%, 03/20/49	4,759	4,549,411
4.50%, 04/20/49	2,422	2,315,100
4.50%, 05/20/49	8,325	7,951,212
4.50%, 06/20/49	690	659,236
4.50%, 08/20/49	2,647	2,529,833
4.50%, 09/20/49	196	186,907
4.50%, 10/20/49	390	372,925
4.50%, 11/20/49	624	596,408
4.50%, 12/20/49	126	120,477
4.50%, 02/20/50	6,267	5,990,971
101
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® MBS ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.50%, 03/20/50	$2,489	$2,378,901
4.50%, 04/20/50	2,203	2,106,338
4.50%, 05/20/50	1,783	1,704,474
4.50%, 07/20/50	276	263,673
4.50%, 12/20/50	111	106,015
4.50%, 03/20/51	1,521	1,453,999
4.50%, 04/20/51	1,544	1,475,736
4.50%, 05/20/51	37	35,424
4.50%, 06/20/51	1,852	1,773,786
4.50%, 12/20/51	3,056	2,921,639
4.50%, 02/20/52	14	13,555
4.50%, 05/20/52	5,157	4,906,366
4.50%, 07/20/52	14,456	13,749,088
4.50%, 08/20/52	33,493	31,849,164
4.50%, 09/20/52	8,703	8,284,024
4.50%, 10/20/52	7,294	6,934,269
4.50%, 11/20/52	4,316	4,102,559
4.50%, 03/20/53	36,890	35,051,080
4.50%, 04/20/53	35,401	33,486,015
4.50%, 05/20/53	20,115	19,021,971
4.50%, 06/20/53	8,687	8,212,816
4.50%, 07/20/53	14,419	13,629,424
4.50%, 10/20/53	479	452,895
4.50%, 02/20/54	21,153	19,965,263
4.50%, 03/20/54	7,341	6,923,194
4.50%, 04/20/54	22,159	20,894,918
4.50%, 05/20/54	4,580	4,318,110
4.50%, 06/20/54	3,811	3,593,144
4.50%, 07/20/54	33,181	31,278,080
4.50%, 08/20/54	23,294	21,951,020
4.50%, 10/20/54	28,566	26,905,753
4.50%, 11/20/54	57,287	54,033,502
4.50%, 12/20/54	22,923	21,586,650
4.50%, 01/20/55	9,330	8,785,012
4.50%, 02/20/55	8,690	8,180,463
4.50%, 03/20/56	4,942	4,629,018
4.50%, 09/21/56(c)	200,882	188,015,170
5.00%, 03/15/33	2	1,819
5.00%, 05/20/33	73	72,917
5.00%, 06/15/33	3	2,613
5.00%, 07/15/33	8	8,494
5.00%, 07/20/33	1	514
5.00%, 08/15/33	31	31,736
5.00%, 09/15/33	18	18,225
5.00%, 10/15/33	12	12,649
5.00%, 01/15/34	0 (a)	444
5.00%, 01/20/34	1	646
5.00%, 02/15/34	13	12,950
5.00%, 04/15/34	1	1,199
5.00%, 05/15/34	0	648
5.00%, 05/20/34	0 (a)	385
5.00%, 06/15/34	14	14,025
5.00%, 07/15/34	7	7,262
5.00%, 12/15/34	1	1,056
5.00%, 01/15/35	4	4,106
5.00%, 03/15/35	0 (a)	275
5.00%, 05/15/35	1	812
5.00%, 07/20/35	359	358,642
5.00%, 08/15/35	11	10,530
5.00%, 09/15/35	3	3,225
5.00%, 10/15/35	28	27,864
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
5.00%, 11/15/35	$6	$6,124
5.00%, 12/15/35	6	5,943
5.00%, 04/20/36	14	13,918
5.00%, 09/15/36	10	9,704
5.00%, 12/15/36	1,353	1,356,730
5.00%, 04/20/37	0 (a)	394
5.00%, 12/15/37	2	1,693
5.00%, 01/15/38	0 (a)	118
5.00%, 02/15/38	0 (a)	197
5.00%, 03/15/38	0 (a)	441
5.00%, 03/20/38	3	2,680
5.00%, 04/15/38	7	7,301
5.00%, 04/20/38	70	70,081
5.00%, 05/15/38	50	49,819
5.00%, 05/20/38	1	880
5.00%, 06/15/38	19	18,744
5.00%, 06/20/38	8	7,500
5.00%, 07/15/38	2	1,720
5.00%, 08/15/38	20	20,284
5.00%, 08/20/38	6	6,421
5.00%, 10/15/38	8	8,089
5.00%, 10/20/38	8	7,865
5.00%, 12/15/38	4	4,015
5.00%, 01/15/39	644	641,926
5.00%, 02/15/39	183	183,317
5.00%, 03/15/39	40	40,430
5.00%, 04/15/39	26	25,898
5.00%, 05/15/39	10	9,330
5.00%, 05/20/39	3	3,472
5.00%, 06/15/39	47	46,249
5.00%, 06/20/39	1,870	1,862,567
5.00%, 07/15/39	1,469	1,465,209
5.00%, 07/20/39	474	471,755
5.00%, 08/15/39	51	51,128
5.00%, 09/15/39	185	185,902
5.00%, 10/15/39	22	22,146
5.00%, 10/20/39	550	547,687
5.00%, 11/15/39	31	30,396
5.00%, 11/20/39	86	85,959
5.00%, 12/15/39	10	9,830
5.00%, 02/15/40	170	168,709
5.00%, 03/15/40	20	20,209
5.00%, 03/20/40	2	2,068
5.00%, 04/15/40	7	7,446
5.00%, 05/15/40	350	349,461
5.00%, 05/20/40	6	6,467
5.00%, 06/15/40	72	71,620
5.00%, 06/20/40	18	17,629
5.00%, 07/15/40	22	21,838
5.00%, 07/20/40	1,753	1,746,766
5.00%, 08/15/40	7	6,714
5.00%, 08/20/40	558	555,431
5.00%, 12/15/40	41	41,061
5.00%, 01/20/41	36	35,882
5.00%, 02/20/41	15	15,126
5.00%, 04/15/41	7	6,873
5.00%, 04/20/41	1	711
5.00%, 05/20/41	23	22,863
5.00%, 06/20/41	4	4,381
5.00%, 07/20/41	5	5,347
5.00%, 09/20/41	8	8,049
Schedule of Investments
102

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® MBS ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
5.00%, 10/20/41	$5	$4,704
5.00%, 11/20/41	1,661	1,654,290
5.00%, 12/20/41	11	10,782
5.00%, 02/20/42	46	45,850
5.00%, 03/20/42	9	9,188
5.00%, 07/20/42	305	304,169
5.00%, 08/20/42	13	13,308
5.00%, 10/20/42	1	902
5.00%, 01/20/43	74	73,310
5.00%, 04/20/43	20	19,766
5.00%, 05/20/43	13	12,983
5.00%, 11/20/43	44	43,940
5.00%, 01/20/44	62	61,386
5.00%, 03/15/44	1,232	1,229,387
5.00%, 05/20/44	137	136,489
5.00%, 06/20/44	19	18,687
5.00%, 07/20/44	111	110,141
5.00%, 08/20/44	51	51,064
5.00%, 12/20/44	314	312,750
5.00%, 04/20/45	69	69,219
5.00%, 06/20/45	331	329,936
5.00%, 07/20/45	2	1,732
5.00%, 08/20/45	9	9,308
5.00%, 09/20/45	7	6,889
5.00%, 10/20/45	156	155,814
5.00%, 11/20/45	3	3,232
5.00%, 02/20/46	369	367,404
5.00%, 03/20/46	5	5,041
5.00%, 04/20/46	60	59,748
5.00%, 05/20/46	46	45,391
5.00%, 07/20/46	121	120,795
5.00%, 08/20/46	820	816,297
5.00%, 10/20/46	1,443	1,437,643
5.00%, 11/20/46	658	655,512
5.00%, 01/20/47	1,674	1,667,403
5.00%, 02/20/47	1,204	1,198,906
5.00%, 03/20/47	1,397	1,391,590
5.00%, 04/20/47	337	334,514
5.00%, 05/20/47	536	531,416
5.00%, 06/20/47	106	105,349
5.00%, 07/15/47	255	252,385
5.00%, 07/20/47	24	23,604
5.00%, 08/15/47	134	132,642
5.00%, 08/20/47	54	54,010
5.00%, 09/20/47	207	205,156
5.00%, 10/20/47	1,158	1,149,302
5.00%, 11/20/47	265	263,179
5.00%, 12/20/47	309	306,647
5.00%, 01/20/48	231	229,398
5.00%, 02/20/48	1,898	1,883,007
5.00%, 03/20/48	3,736	3,706,566
5.00%, 04/20/48	1,810	1,795,802
5.00%, 05/20/48	1,289	1,271,787
5.00%, 06/20/48	264	261,074
5.00%, 08/20/48	2,782	2,746,146
5.00%, 09/20/48	811	800,642
5.00%, 10/20/48	3,384	3,347,970
5.00%, 11/20/48	4,545	4,483,518
5.00%, 12/20/48	1,390	1,370,281
5.00%, 01/20/49	9,022	8,906,491
5.00%, 02/20/49	590	582,860
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
5.00%, 03/20/49	$6,500	$6,416,795
5.00%, 04/20/49	3,662	3,615,458
5.00%, 05/20/49	3	3,017
5.00%, 06/20/49	1,019	1,004,289
5.00%, 07/20/49	779	768,370
5.00%, 08/20/49	414	408,532
5.00%, 09/20/49	3,168	3,130,144
5.00%, 10/20/49	1,623	1,603,696
5.00%, 11/20/49	3,638	3,591,238
5.00%, 12/20/49	466	460,003
5.00%, 02/20/50	396	392,434
5.00%, 04/20/50	704	698,192
5.00%, 05/20/50	1,237	1,227,608
5.00%, 06/20/50	144	142,174
5.00%, 07/20/51	39	38,179
5.00%, 08/20/51	617	609,413
5.00%, 09/20/51	25	25,038
5.00%, 10/20/51	4,688	4,591,033
5.00%, 11/20/51	3,052	2,988,982
5.00%, 01/20/52	103	100,409
5.00%, 07/20/52	2,870	2,802,860
5.00%, 09/20/52	16,368	15,971,558
5.00%, 10/20/52	836	817,174
5.00%, 11/20/52	17,979	17,620,970
5.00%, 12/20/52	12,364	12,117,300
5.00%, 01/20/53	14,842	14,510,414
5.00%, 02/20/53	32,246	31,566,110
5.00%, 03/20/53	896	875,371
5.00%, 04/20/53	22,695	22,160,388
5.00%, 05/20/53	54,655	53,359,874
5.00%, 06/20/53	6,150	6,002,432
5.00%, 07/20/53	58,951	57,531,984
5.00%, 08/20/53	3,822	3,729,923
5.00%, 09/20/53	37,323	36,415,242
5.00%, 10/20/53	1,180	1,152,233
5.00%, 11/20/53	32,734	31,974,492
5.00%, 12/20/53	197	191,897
5.00%, 01/20/54	491	478,503
5.00%, 02/20/54	2,472	2,410,622
5.00%, 03/20/54	381	371,695
5.00%, 04/20/54	249	242,437
5.00%, 05/20/54	4,856	4,737,944
5.00%, 06/20/54	50,724	49,410,440
5.00%, 09/20/54	32,904	32,065,373
5.00%, 10/20/54	64,135	62,392,622
5.00%, 11/20/54	223,660	217,840,027
5.00%, 12/20/54	95,553	92,908,544
5.00%, 01/20/55	8,614	8,373,759
5.00%, 03/20/55	4,423	4,300,556
5.00%, 04/20/55	1,163	1,130,771
5.00%, 05/20/55	19,617	19,063,651
5.00%, 06/20/55	8,472	8,231,700
5.00%, 08/20/55	12,446	12,090,592
5.00%, 11/20/55	20,105	19,505,285
5.00%, 01/20/56	9,797	9,506,130
5.00%, 02/20/56	24,392	23,660,214
5.00%, 04/20/56	163,484	158,453,573
5.00%, 05/20/56	120,474	116,683,993
5.00%, 06/20/56	8,921	8,640,757
5.00%, 09/21/56(c)	252,707	244,659,859
5.50%, 12/15/31	4	4,611
103
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® MBS ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
5.50%, 05/20/32	$0 (a)	$121
5.50%, 10/15/32	1	735
5.50%, 11/15/32	1	783
5.50%, 01/15/33	3	3,817
5.50%, 02/15/33	4	3,938
5.50%, 03/15/33	5	5,405
5.50%, 04/15/33	16	15,882
5.50%, 05/15/33	10	10,074
5.50%, 06/15/33	1	1,121
5.50%, 07/15/33	3	2,676
5.50%, 08/15/33	16	16,876
5.50%, 09/15/33	5	5,283
5.50%, 10/15/33	2	2,127
5.50%, 11/15/33	23	23,452
5.50%, 12/15/33	4	4,172
5.50%, 01/15/34	14	14,614
5.50%, 02/15/34	0 (a)	3
5.50%, 03/15/34	5	5,555
5.50%, 04/15/34	7	7,784
5.50%, 05/15/34	19	19,628
5.50%, 06/15/34	9	9,752
5.50%, 07/15/34	4	4,513
5.50%, 10/15/34	2	2,744
5.50%, 11/15/34	3	3,437
5.50%, 11/20/34	442	448,990
5.50%, 12/15/34	2	2,071
5.50%, 02/15/35	11	10,742
5.50%, 03/15/35	8	7,732
5.50%, 04/15/35	9	8,820
5.50%, 05/15/35	5	4,606
5.50%, 06/15/35	12	11,750
5.50%, 07/15/35	9	9,113
5.50%, 08/15/35	3	3,225
5.50%, 09/15/35	10	10,194
5.50%, 10/15/35	6	5,413
5.50%, 11/15/35	3	2,156
5.50%, 12/15/35	7	7,295
5.50%, 01/15/36	3	3,194
5.50%, 02/15/36	1	900
5.50%, 03/15/36	358	364,267
5.50%, 03/20/36	97	98,154
5.50%, 04/15/36	2	2,144
5.50%, 06/20/36	199	202,380
5.50%, 07/15/36	0 (a)	298
5.50%, 07/20/36	148	150,756
5.50%, 11/20/36	0 (a)	270
5.50%, 12/15/36	3	2,934
5.50%, 01/15/37	0 (a)	171
5.50%, 03/15/37	30	30,232
5.50%, 04/15/37	9	8,670
5.50%, 05/15/37	1	917
5.50%, 07/15/37	1	1,439
5.50%, 01/15/38	1	565
5.50%, 01/20/38	0 (a)	452
5.50%, 02/15/38	7	6,402
5.50%, 03/15/38	2	2,124
5.50%, 05/15/38	6	6,290
5.50%, 06/15/38	39	38,313
5.50%, 06/20/38	552	561,819
5.50%, 07/15/38	15	15,149
5.50%, 07/20/38	6	6,374
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
5.50%, 08/15/38	$19	$20,013
5.50%, 09/15/38	7	6,892
5.50%, 09/20/38	4	4,236
5.50%, 10/15/38	304	309,723
5.50%, 10/20/38	18	18,086
5.50%, 11/15/38	10	10,579
5.50%, 11/20/38	0 (a)	353
5.50%, 12/15/38	6	6,428
5.50%, 12/20/38	15	15,141
5.50%, 01/15/39	11	11,087
5.50%, 01/20/39	7	6,767
5.50%, 02/15/39	3	2,944
5.50%, 02/20/39	28	28,279
5.50%, 03/20/39	403	409,557
5.50%, 04/15/39	5	5,340
5.50%, 05/15/39	1	941
5.50%, 11/15/39	2	2,231
5.50%, 12/15/39	95	96,320
5.50%, 01/15/40	913	929,532
5.50%, 01/20/40	186	189,297
5.50%, 03/15/40	12	12,310
5.50%, 04/15/40	21	20,907
5.50%, 07/20/40	907	922,103
5.50%, 11/15/40	10	10,570
5.50%, 12/20/40	4	4,328
5.50%, 04/20/41	15	14,946
5.50%, 10/20/41	11	11,492
5.50%, 11/20/41	11	10,797
5.50%, 01/20/42	3	3,065
5.50%, 02/20/42	173	176,412
5.50%, 07/20/42	3	2,668
5.50%, 11/20/42	19	19,104
5.50%, 06/20/43	60	60,893
5.50%, 07/20/43	11	11,492
5.50%, 04/20/44	21	21,096
5.50%, 08/20/44	20	20,703
5.50%, 01/20/47	12	12,642
5.50%, 02/20/47	15	14,988
5.50%, 10/20/47	166	168,908
5.50%, 03/20/48	100	101,694
5.50%, 04/20/48	44	44,602
5.50%, 05/20/48	163	164,656
5.50%, 06/20/48	125	126,600
5.50%, 11/20/48	1,692	1,706,264
5.50%, 12/20/48	239	241,494
5.50%, 01/20/49	1,625	1,639,268
5.50%, 02/20/49	70	70,182
5.50%, 03/20/49	19	18,804
5.50%, 05/20/49	2,260	2,279,458
5.50%, 03/20/52	893	900,402
5.50%, 05/20/52	243	244,757
5.50%, 06/20/52	197	197,863
5.50%, 08/20/52	585	586,159
5.50%, 10/20/52	1,581	1,586,008
5.50%, 11/20/52	1,965	1,967,715
5.50%, 12/20/52	43,775	43,889,607
5.50%, 01/20/53	31,059	31,162,977
5.50%, 02/20/53	26,174	26,238,936
5.50%, 04/20/53	7,576	7,585,722
5.50%, 05/20/53	13,240	13,276,362
5.50%, 06/20/53	6,541	6,548,058
Schedule of Investments
104

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® MBS ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
5.50%, 07/20/53	$23,378	$23,419,023
5.50%, 08/20/53	287	287,075
5.50%, 09/20/53	149,475	149,716,092
5.50%, 10/20/53	33,710	33,729,829
5.50%, 11/20/53	10,866	10,872,582
5.50%, 12/20/53	2,127	2,127,525
5.50%, 01/20/54	337	336,841
5.50%, 02/20/54	2,994	2,994,128
5.50%, 03/20/54	1,905	1,905,156
5.50%, 04/20/54	25,380	25,373,857
5.50%, 05/20/54	13,862	13,857,226
5.50%, 06/20/54	8,984	8,965,402
5.50%, 07/20/54	4,825	4,819,803
5.50%, 08/20/54	21,570	21,535,803
5.50%, 09/20/54	13,750	13,716,906
5.50%, 10/20/54	46,383	46,224,254
5.50%, 11/20/54	52,701	52,514,961
5.50%, 12/20/54	6,494	6,475,621
5.50%, 01/20/55	6,631	6,605,906
5.50%, 02/20/55	38,374	38,231,650
5.50%, 06/20/55	25,543	25,410,043
5.50%, 07/20/55	8,235	8,190,445
5.50%, 09/20/55	8,700	8,651,166
5.50%, 11/20/55	40,697	40,454,542
5.50%, 12/20/55	9,231	9,174,284
5.50%, 01/20/56	47,687	47,388,157
5.50%, 02/20/56	27,086	26,910,358
5.50%, 03/20/56	47,929	47,618,392
5.50%, 06/20/56	9,941	9,876,762
5.50%, 08/20/56	100,000	99,351,395
5.50%, 09/21/56(c)	419,233	416,251,968
6.00%, 04/15/28	0 (a)	49
6.00%, 05/15/28	0 (a)	291
6.00%, 07/20/28	0 (a)	19
6.00%, 09/20/28	0 (a)	56
6.00%, 12/15/28	0 (a)	41
6.00%, 01/15/29	2	1,803
6.00%, 02/15/29	7	8,067
6.00%, 04/15/29	1	711
6.00%, 05/15/29	1	1,023
6.00%, 05/20/29	0 (a)	168
6.00%, 06/15/29	0 (a)	320
6.00%, 07/15/29	0 (a)	34
6.00%, 08/20/29	0 (a)	42
6.00%, 06/15/31	0 (a)	167
6.00%, 10/15/31	1	598
6.00%, 12/15/31	1	1,032
6.00%, 01/15/32	0 (a)	81
6.00%, 02/15/32	1	1,592
6.00%, 03/15/32	1	1,216
6.00%, 04/15/32	3	2,603
6.00%, 05/15/32	0	727
6.00%, 06/15/32	0 (a)	416
6.00%, 07/15/32	1	541
6.00%, 08/15/32	1	1,338
6.00%, 09/15/32	0 (a)	464
6.00%, 10/15/32	4	4,439
6.00%, 12/15/32	15	15,259
6.00%, 01/15/33	0 (a)	466
6.00%, 02/15/33	6	6,717
6.00%, 06/15/33	10	10,031
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
6.00%, 08/15/33	$1	$1,065
6.00%, 09/15/33	20	20,558
6.00%, 11/15/33	1	1,285
6.00%, 12/15/33	26	26,574
6.00%, 07/15/34	5	4,685
6.00%, 08/15/34	2	1,796
6.00%, 09/15/34	1	829
6.00%, 10/15/34	5	5,414
6.00%, 09/15/35	1	1,223
6.00%, 11/15/35	1	1,132
6.00%, 12/15/35	5	5,413
6.00%, 01/15/36	0 (a)	191
6.00%, 01/20/36	2	1,605
6.00%, 04/15/36	3	3,051
6.00%, 06/15/36	6	5,834
6.00%, 07/15/36	3	2,379
6.00%, 08/15/36	8	8,275
6.00%, 10/15/36	2	1,468
6.00%, 11/15/36	8	8,544
6.00%, 01/15/37	13	12,297
6.00%, 01/20/37	1	676
6.00%, 02/15/37	1	972
6.00%, 03/15/37	720	746,057
6.00%, 04/15/37	18	18,408
6.00%, 05/15/37	9	9,418
6.00%, 06/15/37	2	1,977
6.00%, 08/15/37	1	1,023
6.00%, 10/20/37	13	12,991
6.00%, 11/15/37	0 (a)	185
6.00%, 11/20/37	12	12,355
6.00%, 12/15/37	4	3,728
6.00%, 01/15/38	11	10,770
6.00%, 02/15/38	5	5,881
6.00%, 03/15/38	1	790
6.00%, 05/15/38	10	10,300
6.00%, 06/15/38	2	1,778
6.00%, 06/20/38	8	8,269
6.00%, 08/15/38	4	5,135
6.00%, 09/20/38	883	915,638
6.00%, 10/15/38	0	790
6.00%, 11/15/38	2	2,451
6.00%, 12/15/38	160	165,605
6.00%, 01/15/39	47	47,525
6.00%, 06/15/39	3	2,711
6.00%, 09/20/39	57	59,083
6.00%, 11/15/39	142	146,882
6.00%, 12/15/39	2	2,398
6.00%, 04/20/40	87	89,623
6.00%, 12/15/40	4	4,266
6.00%, 12/20/40	2	2,498
6.00%, 06/20/41	140	144,751
6.00%, 11/20/41	1	1,267
6.00%, 01/20/42	9	8,999
6.00%, 04/20/42	1	1,497
6.00%, 02/20/43	224	232,412
6.00%, 07/20/45	70	72,285
6.00%, 01/20/46	206	213,678
6.00%, 05/20/47	1,525	1,582,100
6.00%, 08/20/52	1,049	1,068,343
6.00%, 10/20/52	91	92,719
6.00%, 02/20/53	4,604	4,684,953
105
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® MBS ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
6.00%, 06/20/53	$261	$266,866
6.00%, 07/20/53	1,856	1,894,661
6.00%, 09/20/53	9,213	9,402,651
6.00%, 10/20/53	13,964	14,251,514
6.00%, 12/20/53	5,380	5,490,502
6.00%, 01/20/54	1,062	1,083,642
6.00%, 05/20/54	5,478	5,568,681
6.00%, 06/20/54	31,921	32,450,930
6.00%, 07/20/54	34,704	35,280,375
6.00%, 08/20/54	66,454	67,556,640
6.00%, 09/20/54	29,566	30,056,710
6.00%, 10/20/54	2,152	2,187,583
6.00%, 07/20/55	2,663	2,704,203
6.00%, 01/20/56	6,527	6,622,684
6.00%, 02/20/56	10,448	10,599,383
6.00%, 04/20/56	38,534	39,110,817
6.00%, 05/20/56	39,804	40,400,131
6.00%, 06/20/56	18,034	18,303,467
6.00%, 09/21/56(c)	243,904	247,285,587
6.50%, 03/15/28	0 (a)	227
6.50%, 04/15/28	0 (a)	25
6.50%, 08/15/28	0 (a)	4
6.50%, 09/15/28	0 (a)	253
6.50%, 10/15/28	1	1,665
6.50%, 10/20/28	0 (a)	74
6.50%, 11/15/28	0 (a)	127
6.50%, 12/15/28	1	1,100
6.50%, 01/15/29	2	1,225
6.50%, 02/15/29	0 (a)	42
6.50%, 03/15/29	0	759
6.50%, 04/15/29	0 (a)	35
6.50%, 05/15/29	0 (a)	18
6.50%, 05/20/29	0 (a)	79
6.50%, 06/15/29	0 (a)	25
6.50%, 07/15/29	4	4,392
6.50%, 08/15/29	2	2,127
6.50%, 09/15/29	0 (a)	168
6.50%, 12/15/29	0 (a)	25
6.50%, 05/15/31	1	866
6.50%, 06/15/31	0 (a)	36
6.50%, 07/15/31	0 (a)	97
6.50%, 09/15/31	1	1,506
6.50%, 11/15/31	4	4,450
6.50%, 12/15/31	2	2,752
6.50%, 01/15/32	0	545
6.50%, 02/20/32	0 (a)	72
6.50%, 03/15/32	2	1,815
6.50%, 04/15/32	2	2,541
6.50%, 05/20/32	4	3,635
6.50%, 06/15/32	1	876
6.50%, 07/15/32	1	1,481
6.50%, 08/15/32	3	3,123
6.50%, 10/15/32	1	607
6.50%, 12/15/32	0 (a)	430
6.50%, 01/15/33	0	762
6.50%, 03/15/33	2	1,398
6.50%, 04/15/33	1	587
6.50%, 07/15/34	0 (a)	291
6.50%, 08/15/34	1	664
6.50%, 08/20/34	0 (a)	422
6.50%, 11/15/34	1	923
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
6.50%, 12/15/35	$1	$868
6.50%, 04/15/36	10	10,720
6.50%, 10/15/36	10	10,174
6.50%, 08/15/37	0 (a)	238
6.50%, 11/15/37	4	3,433
6.50%, 12/15/37	0 (a)	339
6.50%, 01/15/38	1	966
6.50%, 08/20/38	4	4,667
6.50%, 09/15/38	3	2,901
6.50%, 10/20/38	387	407,902
6.50%, 11/15/38	5	5,237
6.50%, 12/15/38	3	3,449
6.50%, 12/20/52	260	269,086
6.50%, 02/20/53	338	351,212
6.50%, 03/20/53	17,047	17,661,792
6.50%, 04/20/53	196	203,163
6.50%, 05/20/53	14,463	14,967,088
6.50%, 10/20/53	221	228,539
6.50%, 02/20/54	161	166,737
6.50%, 06/20/54	49,256	50,902,114
6.50%, 07/20/54	94,802	97,971,006
6.50%, 09/15/54(c)	43,875	45,216,735
6.50%, 10/20/54	80	83,066
6.50%, 01/20/55	9,076	9,383,108
6.50%, 03/20/55	35,455	36,507,158
6.50%, 11/20/55	217	223,981
6.50%, 03/20/56	5,557	5,737,502
6.50%, 04/20/56	3,712	3,833,553
6.50%, 05/20/56	15,544	16,062,455
6.50%, 07/20/56	11,583	11,967,392
7.00%, 05/15/27	0 (a)	8
7.00%, 06/15/27	0 (a)	7
7.00%, 10/15/27	0 (a)	32
7.00%, 11/15/27	0 (a)	251
7.00%, 12/15/27	0 (a)	39
7.00%, 02/15/28	0 (a)	5
7.00%, 03/15/28	0 (a)	62
7.00%, 04/15/28	0 (a)	95
7.00%, 06/15/28	0 (a)	288
7.00%, 07/15/28	0 (a)	88
7.00%, 08/15/28	0 (a)	63
7.00%, 09/15/28	0	767
7.00%, 10/15/28	0 (a)	62
7.00%, 11/15/28	0 (a)	449
7.00%, 12/15/28	0 (a)	130
7.00%, 03/15/29	1	736
7.00%, 04/15/29	0 (a)	26
7.00%, 05/15/29	0 (a)	55
7.00%, 06/15/29	0 (a)	71
7.00%, 07/15/29	0 (a)	145
7.00%, 08/15/29	0 (a)	220
7.00%, 11/15/29	0 (a)	20
7.00%, 12/15/29	0 (a)	153
7.00%, 12/15/30	0 (a)	279
7.00%, 07/15/31	1	1,829
7.00%, 08/15/31	0	529
7.00%, 09/15/31	0	540
7.00%, 10/15/31	0 (a)	69
7.00%, 02/15/32	0 (a)	306
7.00%, 04/15/32	2	1,544
7.00%, 05/15/32	0 (a)	505
Schedule of Investments
106

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® MBS ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
7.50%, 06/15/27	$0 (a)	$17
7.50%, 10/15/27	0 (a)	46
7.50%, 12/15/27	0 (a)	32
7.50%, 01/15/28	0 (a)	30
7.50%, 06/15/28	0 (a)	195
7.50%, 07/15/28	1	514
7.50%, 08/15/28	0 (a)	76
7.50%, 09/15/28	0 (a)	8
7.50%, 12/15/28	0 (a)	6
7.50%, 03/15/29	0 (a)	153
7.50%, 08/15/29	0 (a)	225
7.50%, 11/15/29	0 (a)	37
7.50%, 12/15/29	0 (a)	456
7.50%, 08/15/30	2	1,666
7.50%, 12/15/30	0 (a)	41
7.50%, 03/15/32	0 (a)	315
8.00%, 02/15/27	0 (a)	66
8.00%, 12/15/27	0 (a)	6
8.00%, 08/20/29	0 (a)	49
8.00%, 09/15/29	0 (a)	274
8.00%, 10/15/29	0 (a)	30
8.00%, 02/15/30	0 (a)	103
8.00%, 06/20/30	0 (a)	18
8.00%, 12/15/30	1	1,322
8.00%, 07/15/31	0 (a)	67
8.00%, 03/15/32	0 (a)	329
8.50%, 01/15/27	0 (a)	1
8.50%, 08/15/27	0 (a)	146
8.50%, 07/15/30	0 (a)	59
8.50%, 04/15/31	0 (a)	20
Uniform Mortgage-Backed Securities
1.50%, 09/01/35	565	501,726
1.50%, 11/01/35	1,390	1,235,898
1.50%, 12/01/35	4,153	3,690,869
1.50%, 01/01/36	2,715	2,412,166
1.50%, 02/01/36	95	84,261
1.50%, 03/01/36	9,818	8,697,433
1.50%, 06/01/36	981	868,774
1.50%, 07/01/36	717	636,593
1.50%, 08/01/36	1,348	1,196,408
1.50%, 09/01/36	6,172	5,469,887
1.50%, 10/01/36	14,358	12,722,143
1.50%, 11/01/36	10,582	9,385,411
1.50%, 12/01/36	1,811	1,606,847
1.50%, 01/01/37	18,020	15,935,399
1.50%, 02/01/37	80,091	70,814,992
1.50%, 03/01/37	85,987	75,990,404
1.50%, 04/01/37	14,765	13,048,520
1.50%, 05/01/37	1,133	1,001,269
1.50%, 07/01/37	16,377	14,473,227
1.50%, 08/01/37	4,311	3,809,988
1.50%, 11/01/37	8,783	7,761,873
1.50%, 09/17/41(c)	28,517	25,215,166
1.50%, 11/01/50	45,868	34,380,008
1.50%, 12/01/50	1,248	946,427
1.50%, 01/01/51	21,157	15,856,310
1.50%, 02/01/51	1,146	860,746
1.50%, 05/01/51	68,500	51,311,506
1.50%, 07/01/51	58,110	43,527,456
1.50%, 10/01/51	1,969	1,474,483
1.50%, 11/01/51	83,554	62,511,491
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
2.00%, 01/01/28	$1,970	$1,936,110
2.00%, 08/01/28	40	39,616
2.00%, 11/01/28	10	9,465
2.00%, 01/01/29	2	2,029
2.00%, 05/01/29	34	32,974
2.00%, 01/01/30	15	14,479
2.00%, 04/01/30	24	22,733
2.00%, 07/01/30	586	563,921
2.00%, 08/01/30	9	8,649
2.00%, 02/01/31	2,397	2,327,546
2.00%, 11/01/31	166	156,742
2.00%, 01/01/32	71	67,204
2.00%, 02/01/32	16	15,016
2.00%, 03/01/32	107	101,406
2.00%, 04/01/32	46	43,282
2.00%, 07/01/32	10	9,111
2.00%, 11/01/32	5	4,430
2.00%, 04/01/35	838	759,832
2.00%, 05/01/35	650	589,960
2.00%, 06/01/35	4,698	4,262,593
2.00%, 07/01/35	21,348	19,361,175
2.00%, 08/01/35	13,309	12,095,721
2.00%, 09/01/35	6,778	6,152,172
2.00%, 10/01/35	25,882	23,537,076
2.00%, 11/01/35	33,488	30,453,192
2.00%, 12/01/35	70,764	64,231,381
2.00%, 01/01/36	35,867	32,559,737
2.00%, 02/01/36	135,954	123,511,316
2.00%, 03/01/36	94,628	85,755,608
2.00%, 04/01/36	11,282	10,214,296
2.00%, 05/01/36	102,899	93,344,705
2.00%, 06/01/36	95,928	86,825,159
2.00%, 07/01/36	55,613	50,319,067
2.00%, 08/01/36	56,325	51,026,589
2.00%, 09/01/36	11,717	10,595,025
2.00%, 10/01/36	26,217	23,709,660
2.00%, 11/01/36	62,167	56,349,336
2.00%, 12/01/36	59,311	53,730,849
2.00%, 01/01/37	176,549	160,042,488
2.00%, 02/01/37	106,148	96,013,514
2.00%, 03/01/37	45,041	40,735,205
2.00%, 04/01/37	92,627	83,735,481
2.00%, 05/01/37	25,324	22,893,161
2.00%, 06/01/37	73,880	66,802,695
2.00%, 08/01/37	12,859	11,626,334
2.00%, 10/01/37	4,521	4,086,442
2.00%, 02/01/38	10,214	9,232,875
2.00%, 03/01/38	10,876	9,830,357
2.00%, 09/17/41(c)	145,846	131,692,733
2.00%, 05/01/50	41,211	32,667,160
2.00%, 06/01/50	68,677	54,412,871
2.00%, 07/01/50	61,907	49,049,301
2.00%, 08/01/50	50,055	39,643,230
2.00%, 09/01/50	64,419	51,116,527
2.00%, 10/01/50	130,559	103,810,630
2.00%, 11/01/50	65,359	51,922,894
2.00%, 12/01/50	166,789	132,593,219
2.00%, 01/01/51	63,493	50,454,913
2.00%, 02/01/51	507,515	400,978,854
2.00%, 03/01/51	436,725	345,431,514
2.00%, 04/01/51	583,868	461,366,351
107
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® MBS ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
2.00%, 05/01/51(d)	$491,168	$387,300,035
2.00%, 05/01/51	188,027	148,477,990
2.00%, 06/01/51	167,827	132,805,224
2.00%, 07/01/51	466,712	369,090,387
2.00%, 08/01/51	91,281	71,995,580
2.00%, 09/01/51	180,864	142,704,417
2.00%, 10/01/51	374,801	295,983,934
2.00%, 11/01/51	468,359	369,588,525
2.00%, 12/01/51	647,242	510,080,422
2.00%, 01/01/52	267,450	210,447,789
2.00%, 02/01/52	540,573	425,020,546
2.00%, 03/01/52	198,767	156,540,445
2.00%, 04/01/52	251,311	197,862,798
2.00%, 05/01/52	114,755	90,586,786
2.00%, 06/01/52	153,127	120,407,964
2.00%, 07/01/52	9,110	7,164,410
2.00%, 08/01/52	5,617	4,413,370
2.00%, 10/01/52	129,163	101,655,996
2.00%, 07/01/53	12,662	9,979,899
2.00%, 12/01/53	89,892	70,712,973
2.00%, 01/01/54	1,131	888,909
2.00%, 09/14/56(c)	82,421	64,272,604
2.50%, 11/01/26	0 (a)	171
2.50%, 03/01/27	21	21,179
2.50%, 05/01/27	140	138,433
2.50%, 07/01/27	2	2,379
2.50%, 09/01/27	63	62,667
2.50%, 10/01/27	218	215,341
2.50%, 11/01/27	136	134,350
2.50%, 12/01/27	50	49,115
2.50%, 01/01/28	427	421,817
2.50%, 02/01/28	165	162,074
2.50%, 03/01/28	467	460,578
2.50%, 04/01/28	365	358,952
2.50%, 05/01/28	146	143,028
2.50%, 06/01/28	333	327,146
2.50%, 07/01/28	82	81,352
2.50%, 08/01/28	87	85,563
2.50%, 09/01/28	525	515,288
2.50%, 10/01/28	53	51,073
2.50%, 12/01/28	19	18,564
2.50%, 05/01/29	4	3,814
2.50%, 06/01/29	31	30,191
2.50%, 09/01/29	70	69,033
2.50%, 11/01/29	4	3,747
2.50%, 12/01/29	199	193,522
2.50%, 01/01/30	662	644,417
2.50%, 02/01/30	1,244	1,206,974
2.50%, 03/01/30	3	2,567
2.50%, 04/01/30	483	468,977
2.50%, 05/01/30	4,500	4,364,146
2.50%, 06/01/30	10,128	9,814,610
2.50%, 07/01/30	3,610	3,495,500
2.50%, 08/01/30	1,288	1,252,246
2.50%, 09/01/30	403	390,171
2.50%, 10/01/30	713	688,097
2.50%, 11/01/30	157	152,377
2.50%, 12/01/30	347	335,808
2.50%, 01/01/31	17	16,491
2.50%, 02/01/31	476	460,506
2.50%, 03/01/31	734	710,046
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
2.50%, 04/01/31	$950	$914,794
2.50%, 05/01/31	1,335	1,284,055
2.50%, 06/01/31	289	277,033
2.50%, 07/01/31	1,057	1,015,225
2.50%, 08/01/31	777	745,297
2.50%, 09/01/31	1,040	997,503
2.50%, 10/01/31	3,878	3,738,785
2.50%, 11/01/31	3,746	3,598,352
2.50%, 12/01/31	1,810	1,734,079
2.50%, 01/01/32	5,188	4,970,474
2.50%, 02/01/32	5,183	4,968,939
2.50%, 03/01/32	2,721	2,600,811
2.50%, 04/01/32	5,028	4,823,568
2.50%, 05/01/32	6,467	6,205,335
2.50%, 06/01/32	622	595,256
2.50%, 07/01/32	3,948	3,794,098
2.50%, 08/01/32	4	3,760
2.50%, 09/01/32	430	408,997
2.50%, 10/01/32	1,188	1,128,425
2.50%, 11/01/32	794	753,169
2.50%, 12/01/32	1,376	1,305,710
2.50%, 01/01/33	7,834	7,550,833
2.50%, 02/01/33	474	458,193
2.50%, 04/01/33	273	258,927
2.50%, 07/01/33	2,061	1,979,056
2.50%, 06/01/34	203	190,669
2.50%, 07/01/34	54	50,504
2.50%, 08/01/34	110	102,874
2.50%, 09/01/34	3,014	2,826,764
2.50%, 10/01/34	3,410	3,202,170
2.50%, 11/01/34	8,387	7,860,491
2.50%, 12/01/34	2,793	2,606,963
2.50%, 01/01/35	5,509	5,167,365
2.50%, 02/01/35	8,785	8,310,841
2.50%, 03/01/35	10,822	10,029,695
2.50%, 04/01/35	19,705	18,285,849
2.50%, 05/01/35	14,863	13,769,794
2.50%, 06/01/35	14,462	13,394,295
2.50%, 07/01/35	22,393	20,753,758
2.50%, 08/01/35	17,251	15,977,158
2.50%, 09/01/35	24,418	22,618,156
2.50%, 10/01/35	14,802	13,706,670
2.50%, 11/01/35	3,841	3,555,620
2.50%, 12/01/35	38,414	35,534,186
2.50%, 01/01/36	1,927	1,783,995
2.50%, 02/01/36	7,633	7,063,010
2.50%, 03/01/36	4,606	4,261,899
2.50%, 04/01/36	7,933	7,401,709
2.50%, 05/01/36	2,387	2,202,556
2.50%, 06/01/36	13,056	12,066,064
2.50%, 07/01/36	2,296	2,121,954
2.50%, 08/01/36	25,461	23,480,436
2.50%, 09/01/36	955	880,917
2.50%, 11/01/36	32,566	30,044,973
2.50%, 12/01/36	10,872	10,048,949
2.50%, 01/01/37	4,020	3,714,062
2.50%, 02/01/37	29,601	27,315,125
2.50%, 03/01/37	109,111	100,702,629
2.50%, 04/01/37	47,037	43,366,744
2.50%, 05/01/37	43,934	40,474,131
2.50%, 06/01/37	32,860	30,543,395
Schedule of Investments
108

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® MBS ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
2.50%, 07/01/37	$12,845	$11,830,529
2.50%, 08/01/37	7,331	6,751,626
2.50%, 09/01/37	3,179	2,928,251
2.50%, 11/01/37	622	572,909
2.50%, 02/01/38	2,393	2,205,757
2.50%, 09/17/41(c)	13,791	12,691,831
2.50%, 10/01/42	268	234,028
2.50%, 11/01/42	159	139,079
2.50%, 12/01/42	25	21,603
2.50%, 01/01/43	607	529,531
2.50%, 02/01/43	1,569	1,369,246
2.50%, 03/01/43	699	609,096
2.50%, 04/01/43	3,315	2,887,000
2.50%, 05/01/43	335	291,904
2.50%, 06/01/43	1,906	1,659,818
2.50%, 07/01/43	240	208,811
2.50%, 08/01/43	255	222,209
2.50%, 04/01/45	168	144,249
2.50%, 05/01/45	209	178,689
2.50%, 07/01/45	33	28,546
2.50%, 03/01/46	1,377	1,179,620
2.50%, 05/01/46	83	70,518
2.50%, 06/01/46	246	208,349
2.50%, 07/01/46	123	103,938
2.50%, 08/01/46	355	299,535
2.50%, 09/01/46	166	140,493
2.50%, 10/01/46	114	96,659
2.50%, 11/01/46	5	4,058
2.50%, 12/01/46	3,470	2,970,392
2.50%, 01/01/47	973	800,689
2.50%, 02/01/47	37,149	30,570,230
2.50%, 04/01/47	2,619	2,214,738
2.50%, 12/01/47	11,540	9,780,886
2.50%, 04/01/48	3,495	2,955,880
2.50%, 07/01/49	5,036	4,237,665
2.50%, 09/01/49	102	84,825
2.50%, 10/01/49	24	20,050
2.50%, 11/01/49	4,406	3,655,475
2.50%, 12/01/49	1,673	1,388,045
2.50%, 01/01/50	1,449	1,201,916
2.50%, 03/01/50	25,908	21,496,293
2.50%, 04/01/50	1,919	1,611,717
2.50%, 05/01/50	48,388	40,134,463
2.50%, 06/01/50	45,440	37,605,620
2.50%, 07/01/50	53,812	44,709,716
2.50%, 08/01/50	104,759	87,458,647
2.50%, 09/01/50	206,323	171,956,463
2.50%, 10/01/50	261,197	216,408,466
2.50%, 11/01/50	320,464	265,476,981
2.50%, 12/01/50	92,339	76,242,471
2.50%, 01/01/51	159,768	131,873,889
2.50%, 02/01/51	64,712	53,575,672
2.50%, 03/01/51	39,860	32,633,076
2.50%, 04/01/51	21,362	17,715,948
2.50%, 05/01/51	204,439	169,157,294
2.50%, 06/01/51	43,045	35,796,039
2.50%, 07/01/51	266,765	220,430,620
2.50%, 08/01/51	201,963	167,342,306
2.50%, 09/01/51	182,971	151,244,992
2.50%, 10/01/51	201,638	166,361,622
2.50%, 11/01/51	140,147	116,079,492
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
2.50%, 12/01/51	$310,124	$255,934,224
2.50%, 01/01/52	307,059	253,087,458
2.50%, 02/01/52	175,264	144,505,767
2.50%, 03/01/52	254,799	210,684,353
2.50%, 04/01/52	322,518	266,337,744
2.50%, 05/01/52	130,691	108,462,397
2.50%, 07/01/52	93,876	77,310,687
2.50%, 08/01/52	86,070	70,787,940
2.50%, 09/01/52	155,277	128,016,449
2.50%, 07/01/53	77,923	64,075,135
2.50%, 10/01/53	5,620	4,621,594
2.50%, 01/01/54	52,475	43,172,228
2.50%, 09/14/56(c)	39,540	32,246,775
3.00%, 09/01/26	0 (a)	125
3.00%, 10/01/26	0 (a)	50
3.00%, 11/01/26	14	13,487
3.00%, 12/01/26	36	35,805
3.00%, 01/01/27	51	50,399
3.00%, 02/01/27	2	1,959
3.00%, 03/01/27	6	6,197
3.00%, 04/01/27	4	3,751
3.00%, 05/01/27	11	11,170
3.00%, 06/01/27	45	43,976
3.00%, 07/01/27	100	99,396
3.00%, 08/01/27	186	184,417
3.00%, 09/01/27	0 (a)	161
3.00%, 10/01/27	42	41,367
3.00%, 11/01/27	362	358,471
3.00%, 01/01/28	129	127,900
3.00%, 03/01/28	19	18,969
3.00%, 04/01/28	93	91,448
3.00%, 05/01/28	42	41,021
3.00%, 08/01/28	380	373,082
3.00%, 09/01/28	44	42,985
3.00%, 11/01/28	346	340,247
3.00%, 12/01/28	119	117,387
3.00%, 01/01/29	164	160,575
3.00%, 02/01/29	83	82,010
3.00%, 03/01/29	112	109,581
3.00%, 04/01/29	896	880,523
3.00%, 05/01/29	273	269,065
3.00%, 06/01/29	175	171,828
3.00%, 07/01/29	174	171,441
3.00%, 08/01/29	312	306,179
3.00%, 09/01/29	100	98,740
3.00%, 10/01/29	801	785,187
3.00%, 11/01/29	1,260	1,232,686
3.00%, 12/01/29	77	74,790
3.00%, 01/01/30	149	145,664
3.00%, 02/01/30	635	621,786
3.00%, 03/01/30	4,516	4,421,146
3.00%, 04/01/30	2,520	2,461,796
3.00%, 05/01/30	1,531	1,493,687
3.00%, 06/01/30	493	481,497
3.00%, 07/01/30	1,494	1,458,858
3.00%, 08/01/30	158	154,813
3.00%, 09/01/30	824	803,569
3.00%, 10/01/30	803	783,680
3.00%, 11/01/30	533	518,176
3.00%, 01/01/31	1,346	1,316,587
3.00%, 02/01/31	1,685	1,643,870
109
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® MBS ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.00%, 03/01/31	$3,395	$3,301,013
3.00%, 04/01/31	446	433,857
3.00%, 05/01/31	3,357	3,266,181
3.00%, 06/01/31	2,041	1,985,998
3.00%, 07/01/31	317	306,445
3.00%, 08/01/31	45	44,176
3.00%, 09/01/31	2,692	2,611,737
3.00%, 11/01/31	159	153,952
3.00%, 12/01/31	1,068	1,040,506
3.00%, 01/01/32	2,649	2,563,849
3.00%, 02/01/32	4,870	4,715,117
3.00%, 03/01/32	1,425	1,377,521
3.00%, 04/01/32	1,438	1,385,212
3.00%, 05/01/32	443	429,865
3.00%, 06/01/32	2,632	2,549,685
3.00%, 07/01/32	266	256,239
3.00%, 08/01/32	1,298	1,249,578
3.00%, 09/01/32	2,942	2,856,608
3.00%, 10/01/32	685	658,577
3.00%, 11/01/32	1,569	1,511,423
3.00%, 12/01/32	6,572	6,335,633
3.00%, 01/01/33	813	780,656
3.00%, 02/01/33	1,369	1,316,082
3.00%, 03/01/33	487	467,194
3.00%, 04/01/33	210	202,389
3.00%, 05/01/33	1,101	1,052,193
3.00%, 06/01/33	226	215,046
3.00%, 07/01/33	4,901	4,680,404
3.00%, 09/01/33	513	497,678
3.00%, 10/01/33	2,717	2,603,516
3.00%, 11/01/33	420	403,817
3.00%, 02/01/34	2,248	2,174,688
3.00%, 05/01/34	247	235,121
3.00%, 06/01/34	1,426	1,358,348
3.00%, 07/01/34	4,866	4,636,429
3.00%, 08/01/34	2,381	2,265,796
3.00%, 09/01/34	8,130	7,732,473
3.00%, 10/01/34	1,519	1,445,606
3.00%, 11/01/34	4,073	3,868,749
3.00%, 12/01/34	1,500	1,422,683
3.00%, 01/01/35	9,799	9,284,560
3.00%, 02/01/35	6,644	6,289,829
3.00%, 03/01/35	11,206	10,589,975
3.00%, 04/01/35	7,183	6,813,256
3.00%, 05/01/35	15,122	14,344,973
3.00%, 06/01/35	1,932	1,827,138
3.00%, 07/01/35	9,554	9,033,894
3.00%, 08/01/35	301	284,230
3.00%, 09/01/35	225	212,363
3.00%, 10/01/35	3,439	3,251,786
3.00%, 12/01/35	7,091	6,795,092
3.00%, 01/01/36	1,366	1,291,096
3.00%, 04/01/36	642	599,552
3.00%, 05/01/36	1,023	955,877
3.00%, 06/01/36	1,134	1,071,989
3.00%, 07/01/36	421	393,951
3.00%, 12/01/36	1,461	1,376,213
3.00%, 01/01/37	4,715	4,409,039
3.00%, 02/01/37	13,587	12,797,923
3.00%, 03/01/37	58,901	55,121,393
3.00%, 04/01/37	9,389	8,763,671
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.00%, 05/01/37	$15,952	$14,928,785
3.00%, 06/01/37	20,281	19,006,024
3.00%, 07/01/37	4,419	4,132,006
3.00%, 10/01/37	1,401	1,308,158
3.00%, 11/01/37	19,195	17,917,785
3.00%, 07/01/38	4,433	4,137,712
3.00%, 05/01/41	519	467,015
3.00%, 09/17/41(c)	18,445	17,173,368
3.00%, 04/01/42	17	14,916
3.00%, 08/01/42	688	617,690
3.00%, 09/01/42	2,302	2,065,726
3.00%, 10/01/42	2,695	2,419,551
3.00%, 11/01/42	12,332	11,063,898
3.00%, 12/01/42	20,893	18,747,187
3.00%, 01/01/43	11,054	9,917,559
3.00%, 02/01/43	4,536	4,075,824
3.00%, 03/01/43	7,617	6,822,674
3.00%, 04/01/43	7,864	7,047,535
3.00%, 05/01/43	7,631	6,820,624
3.00%, 06/01/43	3,188	2,850,885
3.00%, 07/01/43	2,261	2,019,284
3.00%, 08/01/43	7,908	7,064,371
3.00%, 09/01/43	12,799	11,438,171
3.00%, 10/01/43	413	368,961
3.00%, 11/01/43	38	33,923
3.00%, 12/01/43	437	390,711
3.00%, 01/01/44	9,651	8,622,151
3.00%, 02/01/44	9,134	8,176,668
3.00%, 07/01/44	32,750	29,259,382
3.00%, 10/01/44	22,694	20,275,085
3.00%, 11/01/44	13,357	11,932,148
3.00%, 12/01/44	106	94,290
3.00%, 01/01/45	2,928	2,616,062
3.00%, 02/01/45	2,462	2,179,041
3.00%, 03/01/45	648	577,561
3.00%, 04/01/45	1,787	1,581,850
3.00%, 05/01/45	11,444	10,151,846
3.00%, 06/01/45	17	14,708
3.00%, 07/01/45	3,877	3,447,994
3.00%, 08/01/45	4,734	4,221,947
3.00%, 09/01/45	591	520,830
3.00%, 10/01/45	318	281,504
3.00%, 12/01/45	564	497,808
3.00%, 01/01/46	2,922	2,551,158
3.00%, 02/01/46	1,113	983,493
3.00%, 03/01/46	451	398,228
3.00%, 04/01/46	2,167	1,910,578
3.00%, 05/01/46	2,314	2,020,656
3.00%, 06/01/46	15,516	13,758,154
3.00%, 07/01/46	48,582	42,866,599
3.00%, 08/01/46	17,560	15,507,619
3.00%, 09/01/46	10,998	9,657,302
3.00%, 10/01/46	31,618	27,760,154
3.00%, 11/01/46	42,274	37,145,524
3.00%, 12/01/46	66,031	57,975,785
3.00%, 01/01/47	36,874	32,391,812
3.00%, 02/01/47	66,733	58,936,788
3.00%, 03/01/47	13,483	11,856,990
3.00%, 04/01/47	20,588	17,973,662
3.00%, 05/01/47	668	584,794
3.00%, 07/01/47	11,956	10,495,611
Schedule of Investments
110

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® MBS ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.00%, 08/01/47	$802	$703,798
3.00%, 09/01/47	305	267,295
3.00%, 10/01/47	251	220,890
3.00%, 11/01/47	136	119,019
3.00%, 12/01/47	24,603	21,588,615
3.00%, 01/01/48	27,024	23,622,785
3.00%, 03/01/48	26,485	23,298,756
3.00%, 04/01/48	7,532	6,728,586
3.00%, 05/01/48	154	134,145
3.00%, 07/01/48	2,007	1,762,111
3.00%, 08/01/48	7,753	6,784,438
3.00%, 09/01/48	30,089	26,470,406
3.00%, 11/01/48	27,690	24,272,070
3.00%, 01/01/49	40,168	35,258,978
3.00%, 02/01/49	1,711	1,503,849
3.00%, 04/01/49	3,065	2,669,064
3.00%, 05/01/49	8,373	7,299,221
3.00%, 06/01/49	1,466	1,267,127
3.00%, 07/01/49	1,651	1,421,794
3.00%, 08/01/49	13,612	11,814,999
3.00%, 09/01/49	14,449	12,453,577
3.00%, 10/01/49	25,296	21,853,199
3.00%, 11/01/49	18,260	15,846,747
3.00%, 12/01/49	19,182	16,634,495
3.00%, 01/01/50	85,779	74,221,718
3.00%, 02/01/50	55,854	48,544,853
3.00%, 03/01/50	83,553	72,522,533
3.00%, 04/01/50	15,885	13,785,634
3.00%, 05/01/50	13,330	11,557,561
3.00%, 06/01/50	41,581	36,037,848
3.00%, 07/01/50	128,686	112,318,826
3.00%, 08/01/50	77,842	67,445,965
3.00%, 09/01/50	19,540	16,898,802
3.00%, 10/01/50	61,570	53,246,214
3.00%, 11/01/50	38,022	33,011,786
3.00%, 12/01/50	4,934	4,231,740
3.00%, 01/01/51	12,381	10,763,894
3.00%, 02/01/51	95,566	81,602,114
3.00%, 03/01/51	28,768	24,765,952
3.00%, 04/01/51	45,001	38,526,350
3.00%, 05/01/51	22,811	19,813,625
3.00%, 06/01/51	27,963	24,186,097
3.00%, 07/01/51	52,356	45,148,227
3.00%, 08/01/51	44,778	38,886,897
3.00%, 09/01/51	18,627	16,142,021
3.00%, 10/01/51	8,518	7,320,233
3.00%, 11/01/51	45,192	39,045,409
3.00%, 12/01/51	159,509	137,648,781
3.00%, 01/01/52	12,326	10,615,010
3.00%, 02/01/52	17,607	15,154,342
3.00%, 03/01/52	80,815	69,402,985
3.00%, 04/01/52	48,444	41,824,579
3.00%, 05/01/52	152,637	132,221,666
3.00%, 06/01/52	43,237	37,112,225
3.00%, 07/01/52	38,240	32,993,116
3.00%, 08/01/52	26,974	23,104,026
3.00%, 07/01/53	14,790	12,666,745
3.00%, 10/01/53	6,288	5,393,967
3.00%, 03/01/56	35,912	30,756,220
3.50%, 09/01/26	4	4,858
3.50%, 10/01/26	1	679
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.50%, 12/01/26	$1	$662
3.50%, 01/01/27	10	9,377
3.50%, 02/01/27	0 (a)	310
3.50%, 03/01/27	19	18,727
3.50%, 04/01/27	12	11,474
3.50%, 07/01/27	2	2,604
3.50%, 01/01/28	25	25,161
3.50%, 07/01/28	4	3,760
3.50%, 08/01/28	91	90,166
3.50%, 10/01/28	89	87,329
3.50%, 11/01/28	10	10,214
3.50%, 12/01/28	26	25,233
3.50%, 01/01/29	290	286,350
3.50%, 03/01/29	89	88,051
3.50%, 05/01/29	14	14,085
3.50%, 07/01/29	1	1,047
3.50%, 08/01/29	5	5,530
3.50%, 09/01/29	53	52,082
3.50%, 10/01/29	5	5,167
3.50%, 11/01/29	401	396,103
3.50%, 12/01/29	272	269,374
3.50%, 04/01/30	67	65,870
3.50%, 06/01/30	133	130,528
3.50%, 08/01/30	74	73,226
3.50%, 11/01/30	117	114,391
3.50%, 02/01/31	11	11,247
3.50%, 03/01/31	552	541,318
3.50%, 04/01/31	137	134,471
3.50%, 05/01/31	78	75,995
3.50%, 06/01/31	1,760	1,731,080
3.50%, 07/01/31	596	584,983
3.50%, 08/01/31	439	429,058
3.50%, 09/01/31	37	36,065
3.50%, 11/01/31	2	2,174
3.50%, 12/01/31	359	351,091
3.50%, 01/01/32	1,641	1,604,475
3.50%, 02/01/32	384	373,506
3.50%, 03/01/32	175	170,801
3.50%, 04/01/32	787	766,656
3.50%, 05/01/32	1,848	1,798,547
3.50%, 06/01/32	7,601	7,391,213
3.50%, 07/01/32	1,177	1,145,311
3.50%, 08/01/32	459	447,020
3.50%, 09/01/32	167	162,401
3.50%, 11/01/32	1,756	1,711,592
3.50%, 12/01/32	882	856,643
3.50%, 01/01/33	309	300,363
3.50%, 02/01/33	959	931,604
3.50%, 03/01/33	4,722	4,576,522
3.50%, 04/01/33	1,067	1,032,773
3.50%, 05/01/33	1,249	1,212,228
3.50%, 09/01/33	738	713,724
3.50%, 10/01/33	126	122,802
3.50%, 11/01/33	207	199,700
3.50%, 12/01/33	253	243,975
3.50%, 01/01/34	1,378	1,332,102
3.50%, 02/01/34	640	618,422
3.50%, 03/01/34	2,146	2,060,517
3.50%, 04/01/34	5,100	4,904,745
3.50%, 05/01/34	3,543	3,396,220
3.50%, 06/01/34	1,287	1,234,988
111
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® MBS ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.50%, 07/01/34	$1,954	$1,879,668
3.50%, 08/01/34	493	471,098
3.50%, 09/01/34	239	229,819
3.50%, 10/01/34	921	881,333
3.50%, 11/01/34	4,411	4,228,229
3.50%, 12/01/34	4,108	3,937,655
3.50%, 01/01/35	178	170,020
3.50%, 02/01/35	1,627	1,558,151
3.50%, 03/01/35	2,327	2,215,136
3.50%, 04/01/35	564	538,415
3.50%, 05/01/35	2,962	2,836,207
3.50%, 06/01/35	4,878	4,684,288
3.50%, 07/01/35	1,460	1,391,037
3.50%, 10/01/35	520	496,061
3.50%, 11/01/35	1,578	1,509,219
3.50%, 12/01/35	1,065	1,018,255
3.50%, 02/01/36	2,267	2,158,126
3.50%, 05/01/37	260	245,144
3.50%, 06/01/37	3,153	3,014,716
3.50%, 07/01/37	13,026	12,274,906
3.50%, 08/01/37	4,498	4,281,134
3.50%, 10/01/37	3,203	3,044,290
3.50%, 12/01/37	1,131	1,065,941
3.50%, 01/01/38	1,989	1,883,787
3.50%, 02/01/38	1,147	1,086,417
3.50%, 07/01/38	15,863	14,945,901
3.50%, 10/01/40	10	9,759
3.50%, 11/01/40	181	169,109
3.50%, 12/01/40	397	369,870
3.50%, 01/01/41	30	27,854
3.50%, 02/01/41	10	9,112
3.50%, 03/01/41	25	22,901
3.50%, 06/01/41	15	13,588
3.50%, 09/17/41(c)	15,548	14,594,857
3.50%, 10/01/41	7	6,480
3.50%, 11/01/41	117	107,923
3.50%, 12/01/41	107	100,793
3.50%, 01/01/42	659	610,692
3.50%, 02/01/42	633	586,877
3.50%, 03/01/42	8,712	8,043,918
3.50%, 04/01/42	241	222,762
3.50%, 05/01/42	1,782	1,645,859
3.50%, 06/01/42	142	131,060
3.50%, 07/01/42	1,372	1,267,601
3.50%, 08/01/42	9,969	9,204,221
3.50%, 09/01/42	2,966	2,740,898
3.50%, 10/01/42	8,301	7,663,810
3.50%, 11/01/42	1,188	1,098,210
3.50%, 12/01/42	7,483	6,908,745
3.50%, 01/01/43	562	520,242
3.50%, 03/01/43	3,569	3,283,233
3.50%, 04/01/43	415	383,769
3.50%, 05/01/43	1,174	1,081,135
3.50%, 06/01/43	5,914	5,441,294
3.50%, 07/01/43	10,347	9,569,965
3.50%, 08/01/43	179	164,996
3.50%, 09/01/43	165	151,937
3.50%, 10/01/43	1,448	1,338,952
3.50%, 11/01/43	173	159,309
3.50%, 12/01/43	128	118,054
3.50%, 01/01/44	216	198,567
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.50%, 02/01/44	$254	$233,667
3.50%, 04/01/44	5,152	4,758,709
3.50%, 05/01/44	1,434	1,325,616
3.50%, 06/01/44	513	471,593
3.50%, 09/01/44	814	747,494
3.50%, 10/01/44	3,529	3,225,652
3.50%, 11/01/44	10,816	9,914,157
3.50%, 12/01/44	703	641,211
3.50%, 01/01/45	10,480	9,639,373
3.50%, 02/01/45	8,091	7,453,254
3.50%, 03/01/45	1,489	1,349,382
3.50%, 04/01/45	1,466	1,338,855
3.50%, 05/01/45	675	612,442
3.50%, 06/01/45	3,982	3,633,713
3.50%, 07/01/45	6,273	5,733,800
3.50%, 08/01/45	14,900	13,691,157
3.50%, 09/01/45	13,312	12,256,046
3.50%, 10/01/45	3,399	3,124,390
3.50%, 11/01/45	6,160	5,613,358
3.50%, 12/01/45	5,139	4,672,077
3.50%, 01/01/46	14,616	13,377,131
3.50%, 02/01/46	23,773	21,610,641
3.50%, 03/01/46	6,891	6,264,818
3.50%, 04/01/46	10,304	9,402,162
3.50%, 05/01/46	3,352	3,034,687
3.50%, 06/01/46	6,586	5,980,269
3.50%, 07/01/46	76,621	70,200,737
3.50%, 08/01/46	2,517	2,285,699
3.50%, 09/01/46	7,232	6,533,163
3.50%, 10/01/46	12,315	11,219,571
3.50%, 11/01/46	13,870	12,590,453
3.50%, 12/01/46	37,030	33,782,271
3.50%, 01/01/47	24,117	21,904,241
3.50%, 02/01/47	14,792	13,420,375
3.50%, 03/01/47	1,678	1,527,660
3.50%, 04/01/47	5,883	5,326,819
3.50%, 05/01/47	15,152	13,768,040
3.50%, 06/01/47	3,634	3,297,451
3.50%, 07/01/47	37,969	34,963,755
3.50%, 08/01/47	30,224	27,413,815
3.50%, 09/01/47	25,380	22,975,261
3.50%, 10/01/47	7,160	6,475,060
3.50%, 11/01/47	16,561	14,980,271
3.50%, 12/01/47	26,187	23,720,604
3.50%, 01/01/48	35,702	32,266,572
3.50%, 02/01/48	23,173	20,963,260
3.50%, 03/01/48	19,787	17,942,150
3.50%, 04/01/48	24,096	21,661,957
3.50%, 05/01/48	44,861	41,040,660
3.50%, 06/01/48	4,980	4,498,220
3.50%, 07/01/48	12,465	11,295,510
3.50%, 09/01/48	856	767,598
3.50%, 10/01/48	711	642,298
3.50%, 11/01/48	24,235	22,022,243
3.50%, 01/01/49	4,139	3,738,051
3.50%, 02/01/49	3,302	2,970,766
3.50%, 03/01/49	2,559	2,292,508
3.50%, 04/01/49	5,232	4,681,317
3.50%, 05/01/49	26,631	24,025,965
3.50%, 06/01/49	65,083	58,924,863
3.50%, 07/01/49	55,398	49,997,631
Schedule of Investments
112

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® MBS ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.50%, 08/01/49	$14,865	$13,267,216
3.50%, 09/01/49	1,011	908,708
3.50%, 11/01/49	9,266	8,381,733
3.50%, 12/01/49	17,054	15,348,410
3.50%, 01/01/50	6,472	5,837,569
3.50%, 02/01/50	6,166	5,551,687
3.50%, 03/01/50	8,213	7,396,936
3.50%, 04/01/50	15,259	13,736,765
3.50%, 05/01/50	3,154	2,854,075
3.50%, 06/01/50	23,829	21,486,157
3.50%, 07/01/50	3,158	2,851,805
3.50%, 08/01/50	40,688	36,674,432
3.50%, 09/01/50	32,655	29,324,769
3.50%, 10/01/50	1,673	1,512,224
3.50%, 11/01/50	10,356	9,294,215
3.50%, 12/01/50	31,529	28,513,521
3.50%, 01/01/51	54,669	49,336,504
3.50%, 02/01/51	735	656,239
3.50%, 03/01/51	3,571	3,207,392
3.50%, 05/01/51	9,444	8,457,093
3.50%, 06/01/51	8,247	7,325,588
3.50%, 07/01/51	1,047	936,650
3.50%, 08/01/51	5,633	5,040,093
3.50%, 09/01/51	3,764	3,373,785
3.50%, 10/01/51	50,323	45,405,338
3.50%, 12/01/51	13,877	12,410,636
3.50%, 01/01/52	30,820	27,643,282
3.50%, 02/01/52	32,062	28,589,216
3.50%, 03/01/52	13,017	11,579,770
3.50%, 04/01/52	39,397	35,341,094
3.50%, 05/01/52	36,521	32,561,259
3.50%, 06/01/52	144,206	129,356,928
3.50%, 07/01/52	6,631	5,914,002
3.50%, 08/01/52	77,561	69,274,837
3.50%, 09/01/52	73,432	65,767,149
3.50%, 12/01/52	45,657	40,614,927
3.50%, 02/01/53	11,249	10,118,583
3.50%, 04/01/53	8,118	7,302,374
3.50%, 08/01/53	30,265	27,183,599
4.00%, 09/01/26	2	2,298
4.00%, 03/01/27	13	12,533
4.00%, 08/01/27	0 (a)	16
4.00%, 02/01/29	0 (a)	15
4.00%, 12/01/30	260	257,111
4.00%, 01/01/31	163	161,268
4.00%, 02/01/31	114	113,117
4.00%, 03/01/31	3	2,590
4.00%, 10/01/31	412	406,288
4.00%, 02/01/32	1,097	1,081,578
4.00%, 04/01/32	3	2,516
4.00%, 05/01/32	501	492,073
4.00%, 06/01/32	3	2,832
4.00%, 07/01/32	138	135,019
4.00%, 10/01/32	7	7,134
4.00%, 05/01/33	50	49,197
4.00%, 07/01/33	376	368,527
4.00%, 08/01/33	590	576,871
4.00%, 09/01/33	877	858,420
4.00%, 10/01/33	496	485,025
4.00%, 11/01/33	29	28,740
4.00%, 12/01/33	4	3,721
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.00%, 01/01/34	$169	$164,744
4.00%, 03/01/34	341	333,509
4.00%, 04/01/34	297	290,316
4.00%, 05/01/34	330	323,207
4.00%, 06/01/34	835	813,676
4.00%, 07/01/34	718	701,462
4.00%, 08/01/34	397	387,141
4.00%, 09/01/34	2,549	2,491,533
4.00%, 10/01/34	590	576,538
4.00%, 08/01/35	932	912,543
4.00%, 11/01/35	1,905	1,862,756
4.00%, 01/01/36	9	8,819
4.00%, 07/01/37	4,225	4,081,161
4.00%, 08/01/37	4,892	4,738,700
4.00%, 09/01/37	6,559	6,344,174
4.00%, 10/01/37	11,470	11,083,761
4.00%, 11/01/37	7,609	7,356,710
4.00%, 01/01/38	1,657	1,599,986
4.00%, 02/01/38	1,305	1,260,008
4.00%, 03/01/38	3,154	3,050,725
4.00%, 04/01/38	882	850,079
4.00%, 05/01/38	2,049	1,974,450
4.00%, 06/01/38	1,218	1,173,629
4.00%, 07/01/38	4,225	4,070,921
4.00%, 10/01/38	893	860,440
4.00%, 11/01/38	739	711,865
4.00%, 03/01/39	10	9,344
4.00%, 04/01/39	20	19,309
4.00%, 05/01/39	305	292,342
4.00%, 07/01/39	11	10,998
4.00%, 08/01/39	175	168,113
4.00%, 09/01/39	16	15,693
4.00%, 09/15/39(c)	161,350	154,307,836
4.00%, 10/01/39	349	335,647
4.00%, 11/01/39	33,861	32,566,292
4.00%, 12/01/39	41,682	40,089,038
4.00%, 02/01/40	11,569	11,126,588
4.00%, 05/01/40	6,236	5,967,802
4.00%, 07/01/40	26	25,039
4.00%, 08/01/40	1,966	1,886,305
4.00%, 09/01/40	585	557,528
4.00%, 10/01/40	248	237,721
4.00%, 11/01/40	3,648	3,479,329
4.00%, 12/01/40	1,338	1,274,425
4.00%, 01/01/41	8,512	8,125,324
4.00%, 02/01/41	628	597,858
4.00%, 03/01/41	512	486,048
4.00%, 04/01/41	26	24,094
4.00%, 05/01/41	827	784,256
4.00%, 08/01/41	1	1,083
4.00%, 09/01/41	1,487	1,409,598
4.00%, 10/01/41	1,876	1,777,892
4.00%, 11/01/41	91	86,818
4.00%, 12/01/41	569	539,566
4.00%, 01/01/42	807	764,131
4.00%, 02/01/42	134	126,291
4.00%, 03/01/42	3,660	3,468,480
4.00%, 05/01/42	642	608,302
4.00%, 06/01/42	24	23,450
4.00%, 07/01/42	270	255,509
4.00%, 08/01/42	2	1,692
113
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® MBS ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.00%, 09/01/42	$4	$3,321
4.00%, 12/01/42	51	48,527
4.00%, 01/01/43	1,273	1,206,438
4.00%, 08/01/43	12	11,420
4.00%, 09/01/43	767	724,460
4.00%, 10/01/43	111	105,575
4.00%, 11/01/43	218	205,764
4.00%, 12/01/43	4	3,394
4.00%, 01/01/44	626	591,902
4.00%, 02/01/44	8	6,971
4.00%, 03/01/44	720	680,600
4.00%, 04/01/44	728	687,359
4.00%, 05/01/44	6,658	6,297,238
4.00%, 06/01/44	1,866	1,766,448
4.00%, 07/01/44	5,256	4,954,971
4.00%, 08/01/44	147	137,880
4.00%, 09/01/44	109	103,061
4.00%, 10/01/44	9,619	9,052,906
4.00%, 11/01/44	3,471	3,265,057
4.00%, 12/01/44	1,847	1,727,211
4.00%, 01/01/45	6,571	6,216,214
4.00%, 02/01/45	5,239	4,936,621
4.00%, 03/01/45	8,760	8,279,136
4.00%, 04/01/45	687	644,776
4.00%, 06/01/45	4,707	4,444,274
4.00%, 07/01/45	9,124	8,582,547
4.00%, 08/01/45	229	215,371
4.00%, 09/01/45	9,724	9,129,404
4.00%, 10/01/45	2,338	2,198,402
4.00%, 11/01/45	5,325	5,000,338
4.00%, 12/01/45	562	528,870
4.00%, 01/01/46	1,562	1,466,945
4.00%, 02/01/46	2,813	2,640,892
4.00%, 03/01/46	7,297	6,842,075
4.00%, 04/01/46	4,335	4,057,073
4.00%, 05/01/46	5,974	5,584,625
4.00%, 06/01/46	10,510	9,877,948
4.00%, 07/01/46	1,092	1,019,671
4.00%, 08/01/46	5,834	5,459,780
4.00%, 09/01/46	9,615	9,032,646
4.00%, 10/01/46	1,896	1,794,492
4.00%, 11/01/46	14,323	13,445,538
4.00%, 01/01/47	3,209	3,003,383
4.00%, 02/01/47	2,159	2,021,060
4.00%, 03/01/47	6,105	5,702,337
4.00%, 04/01/47	19,108	17,790,153
4.00%, 05/01/47	7,873	7,338,073
4.00%, 06/01/47	34,249	31,902,733
4.00%, 07/01/47	9,935	9,267,696
4.00%, 08/01/47	11,500	10,717,040
4.00%, 09/01/47	19,874	18,504,064
4.00%, 10/01/47	20,341	18,929,028
4.00%, 11/01/47	16,551	15,423,100
4.00%, 12/01/47	6,714	6,257,381
4.00%, 01/01/48	6,917	6,438,385
4.00%, 02/01/48	28,989	26,988,859
4.00%, 03/01/48	2,272	2,112,888
4.00%, 04/01/48	12,327	11,443,596
4.00%, 05/01/48	4,578	4,234,807
4.00%, 06/01/48	2,072	1,928,639
4.00%, 07/01/48	7,623	7,088,076
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.00%, 08/01/48	$18,489	$17,176,820
4.00%, 09/01/48	13,386	12,433,885
4.00%, 10/01/48	19,677	18,196,526
4.00%, 11/01/48	24,107	22,384,755
4.00%, 12/01/48	8,660	8,050,674
4.00%, 01/01/49	27,660	25,755,740
4.00%, 02/01/49	4,581	4,263,327
4.00%, 03/01/49	22,749	21,049,580
4.00%, 04/01/49	25,571	23,686,615
4.00%, 05/01/49	13,426	12,524,832
4.00%, 06/01/49	28,795	26,759,425
4.00%, 07/01/49	36,507	34,068,118
4.00%, 08/01/49	502	465,539
4.00%, 09/01/49	19,208	17,834,091
4.00%, 10/01/49	21,952	20,511,365
4.00%, 11/01/49	37,764	34,832,302
4.00%, 12/01/49	15,507	14,398,459
4.00%, 01/01/50	35,588	33,111,716
4.00%, 02/01/50	1,108	1,026,982
4.00%, 03/01/50	18,786	17,417,838
4.00%, 04/01/50	7,128	6,615,308
4.00%, 05/01/50	11,668	10,819,513
4.00%, 06/01/50	1,351	1,247,913
4.00%, 07/01/50	581	539,414
4.00%, 08/01/50	8,748	8,110,625
4.00%, 11/01/50	9,169	8,526,109
4.00%, 12/01/50	5,813	5,382,575
4.00%, 01/01/51	599	555,365
4.00%, 03/01/51	674	625,243
4.00%, 05/01/51	17,065	15,846,800
4.00%, 08/01/51	17,211	15,957,043
4.00%, 09/01/51	12,866	11,927,149
4.00%, 10/01/51	6,282	5,824,610
4.00%, 11/01/51	7,467	6,913,141
4.00%, 12/01/51	1,534	1,415,245
4.00%, 02/01/52	2,320	2,128,180
4.00%, 05/01/52	27,625	25,463,770
4.00%, 06/01/52	96,050	88,798,206
4.00%, 07/01/52	23,441	21,652,910
4.00%, 08/01/52	95,650	87,950,980
4.00%, 09/01/52	12,181	11,228,381
4.00%, 10/01/52	87,408	80,527,937
4.00%, 11/01/52	23,939	21,982,109
4.00%, 12/01/52	20,920	19,204,952
4.00%, 01/01/53	2,153	1,990,159
4.00%, 02/01/53	69,958	64,737,583
4.00%, 03/01/53	17,308	15,886,753
4.00%, 04/01/53	14,158	13,059,811
4.00%, 05/01/53	106,960	98,693,830
4.00%, 09/01/53	9,105	8,402,992
4.00%, 12/01/53	21,278	19,504,756
4.00%, 07/01/56	6,475	5,919,641
4.00%, 09/14/56(c)	6,680	6,094,456
4.50%, 10/01/26	0 (a)	2
4.50%, 11/01/28	0 (a)	110
4.50%, 08/01/31	595	592,356
4.50%, 04/01/33	226	224,740
4.50%, 07/01/33	27	26,967
4.50%, 08/01/33	16	16,098
4.50%, 09/01/33	4	3,603
4.50%, 10/01/33	7	7,982
Schedule of Investments
114

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® MBS ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.50%, 11/01/33	$12	$12,439
4.50%, 12/01/33	150	149,375
4.50%, 01/01/34	751	746,591
4.50%, 02/01/34	226	224,083
4.50%, 04/01/34	1	1,125
4.50%, 05/01/34	4	4,359
4.50%, 06/01/34	51	50,789
4.50%, 08/01/34	680	672,812
4.50%, 09/01/34	68	67,221
4.50%, 12/01/34	1	937
4.50%, 01/01/35	627	619,702
4.50%, 02/01/35	0 (a)	232
4.50%, 03/01/35	1	1,077
4.50%, 05/01/35	0 (a)	127
4.50%, 08/01/35	1	585
4.50%, 09/01/35	5	4,041
4.50%, 10/01/35	1	1,041
4.50%, 12/01/35	20	18,836
4.50%, 01/01/36	0 (a)	223
4.50%, 03/01/36	1	1,098
4.50%, 07/01/37	2	1,797
4.50%, 03/01/38	2	1,797
4.50%, 04/01/38	90	88,883
4.50%, 05/01/38	3,612	3,549,798
4.50%, 06/01/38	903	886,382
4.50%, 08/01/38	12,409	12,193,476
4.50%, 09/01/38	6,980	6,849,252
4.50%, 11/01/38	2	1,886
4.50%, 01/01/39	3,668	3,605,225
4.50%, 02/01/39	465	457,272
4.50%, 03/01/39	30	29,424
4.50%, 04/01/39	942	920,694
4.50%, 05/01/39	1,318	1,290,357
4.50%, 06/01/39	98	95,248
4.50%, 07/01/39	109	106,737
4.50%, 08/01/39	1,561	1,526,915
4.50%, 09/01/39	47	46,527
4.50%, 10/01/39	3,338	3,264,111
4.50%, 11/01/39	21	19,972
4.50%, 12/01/39	11,923	11,679,220
4.50%, 01/01/40	1,057	1,033,504
4.50%, 02/01/40	191	187,116
4.50%, 03/01/40	167	162,545
4.50%, 04/01/40	15,983	15,604,499
4.50%, 05/01/40	100	97,416
4.50%, 06/01/40	16	15,569
4.50%, 07/01/40	35	34,083
4.50%, 08/01/40	86	83,692
4.50%, 09/01/40	9,611	9,382,569
4.50%, 10/01/40	3,795	3,705,091
4.50%, 12/01/40	12,212	11,921,696
4.50%, 01/01/41	1,398	1,363,127
4.50%, 02/01/41	3,737	3,648,504
4.50%, 03/01/41	4,945	4,824,324
4.50%, 04/01/41	9,551	9,303,870
4.50%, 05/01/41	8,413	8,197,477
4.50%, 06/01/41	18,349	17,904,017
4.50%, 07/01/41	7,383	7,206,185
4.50%, 08/01/41	2,352	2,290,314
4.50%, 09/01/41	3,457	3,366,427
4.50%, 10/01/41	65	63,805
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.50%, 11/01/41	$184	$180,548
4.50%, 12/01/41	1,725	1,680,213
4.50%, 01/01/42	1,816	1,768,644
4.50%, 04/01/42	68	66,581
4.50%, 07/01/42	1,917	1,867,093
4.50%, 09/01/42	1,029	1,000,277
4.50%, 10/01/42	1,234	1,203,823
4.50%, 01/01/43	98	95,235
4.50%, 09/01/43	1,579	1,530,427
4.50%, 10/01/43	517	499,945
4.50%, 11/01/43	1,483	1,436,377
4.50%, 12/01/43	922	892,031
4.50%, 01/01/44	190	183,937
4.50%, 02/01/44	367	355,166
4.50%, 03/01/44	5,031	4,872,609
4.50%, 04/01/44	6,872	6,655,528
4.50%, 05/01/44	384	372,352
4.50%, 06/01/44	1,011	981,529
4.50%, 07/01/44	139	134,178
4.50%, 08/01/44	745	719,846
4.50%, 09/01/44	4,182	4,050,357
4.50%, 10/01/44	137	132,592
4.50%, 11/01/44	7,072	6,874,980
4.50%, 12/01/44	4,803	4,642,670
4.50%, 01/01/45	587	567,403
4.50%, 02/01/45	6,091	5,883,657
4.50%, 03/01/45	729	700,983
4.50%, 04/01/45	4	3,965
4.50%, 08/01/45	1,540	1,488,573
4.50%, 09/01/45	254	245,315
4.50%, 10/01/45	3,706	3,584,327
4.50%, 11/01/45	298	288,658
4.50%, 12/01/45	92	88,499
4.50%, 01/01/46	75	71,884
4.50%, 02/01/46	4,625	4,495,285
4.50%, 03/01/46	14,097	13,750,366
4.50%, 04/01/46	3,232	3,118,884
4.50%, 05/01/46	641	617,536
4.50%, 06/01/46	763	738,925
4.50%, 07/01/46	500	481,695
4.50%, 08/01/46	4,629	4,473,777
4.50%, 09/01/46	121	116,244
4.50%, 10/01/46	530	509,212
4.50%, 11/01/46	62	59,330
4.50%, 12/01/46	359	346,521
4.50%, 01/01/47	480	459,818
4.50%, 02/01/47	305	293,691
4.50%, 03/01/47	859	824,668
4.50%, 04/01/47	9,921	9,587,753
4.50%, 05/01/47	1,210	1,161,978
4.50%, 06/01/47	5,985	5,736,849
4.50%, 07/01/47	1,638	1,569,695
4.50%, 08/01/47	3,323	3,196,705
4.50%, 09/01/47	2,617	2,508,478
4.50%, 10/01/47	4,766	4,576,280
4.50%, 11/01/47	1,574	1,511,611
4.50%, 12/01/47	572	549,850
4.50%, 01/01/48	1,215	1,164,719
4.50%, 02/01/48	3,528	3,383,352
4.50%, 03/01/48	382	366,730
4.50%, 04/01/48	7,951	7,623,090
115
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® MBS ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.50%, 05/01/48	$3,406	$3,265,252
4.50%, 06/01/48	2,285	2,186,771
4.50%, 07/01/48	2,790	2,666,751
4.50%, 08/01/48	20,320	19,469,224
4.50%, 09/01/48	84,389	80,927,934
4.50%, 10/01/48	10,397	9,966,489
4.50%, 11/01/48	6,029	5,778,782
4.50%, 12/01/48	28,944	27,745,282
4.50%, 01/01/49	12,686	12,155,577
4.50%, 02/01/49	11,061	10,586,715
4.50%, 03/01/49	7,023	6,704,931
4.50%, 04/01/49	7,120	6,824,975
4.50%, 05/01/49	8,248	7,897,184
4.50%, 06/01/49	1,365	1,302,267
4.50%, 07/01/49	2,520	2,403,572
4.50%, 08/01/49	1,669	1,590,550
4.50%, 09/01/49	4,642	4,428,970
4.50%, 10/01/49	1,578	1,506,239
4.50%, 11/01/49	16,533	15,837,276
4.50%, 12/01/49	8,165	7,821,002
4.50%, 01/01/50	1,097	1,046,776
4.50%, 02/01/50	15,077	14,429,321
4.50%, 03/01/50	6,248	5,951,963
4.50%, 04/01/50	27,716	26,535,779
4.50%, 05/01/50	14,644	13,945,382
4.50%, 06/01/50	350	333,491
4.50%, 08/01/50	426	405,305
4.50%, 09/01/50	25,968	24,859,728
4.50%, 10/01/50	10,994	10,538,332
4.50%, 12/01/50	270	257,556
4.50%, 01/01/51	156	149,010
4.50%, 02/01/51	8,566	8,172,430
4.50%, 07/01/51	13,171	12,533,579
4.50%, 05/01/52	2,951	2,813,192
4.50%, 06/01/52	31,647	30,005,511
4.50%, 07/01/52	73,880	70,009,829
4.50%, 08/01/52	39,794	37,689,675
4.50%, 09/01/52	76,787	72,752,714
4.50%, 10/01/52	100,512	95,303,439
4.50%, 11/01/52	46,650	44,201,600
4.50%, 12/01/52	41,183	39,073,548
4.50%, 01/01/53	21,636	20,497,097
4.50%, 02/01/53	17,400	16,469,472
4.50%, 03/01/53	31,834	30,108,693
4.50%, 04/01/53	65,573	62,073,666
4.50%, 05/01/53	7,155	6,774,906
4.50%, 06/01/53	2,044	1,936,151
4.50%, 08/01/53	3,371	3,192,592
4.50%, 11/01/53	7,208	6,816,465
4.50%, 01/01/54	39,577	37,375,279
4.50%, 03/01/54	1,744	1,646,521
4.50%, 05/01/54	10,302	9,752,820
4.50%, 11/01/54	7,347	6,920,180
4.50%, 12/01/54	34,529	32,467,218
4.50%, 01/01/55	11,341	10,709,662
4.50%, 03/01/55	4,789	4,499,863
4.50%, 04/01/55	212	199,625
4.50%, 05/01/56	11,259	10,592,208
4.50%, 06/01/56	5,706	5,365,191
4.50%, 09/14/56(c)	71,994	67,554,777
5.00%, 11/01/32	1	676
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
5.00%, 05/01/33	$10	$10,404
5.00%, 06/01/33	1	667
5.00%, 07/01/33	45	45,061
5.00%, 08/01/33	151	149,620
5.00%, 09/01/33	14	13,648
5.00%, 10/01/33	0 (a)	338
5.00%, 11/01/33	737	737,194
5.00%, 02/01/34	1	1,443
5.00%, 03/01/34	11	11,488
5.00%, 04/01/34	9	8,965
5.00%, 05/01/34	355	354,505
5.00%, 06/01/34	0 (a)	321
5.00%, 07/01/34	4	4,432
5.00%, 08/01/34	12	12,321
5.00%, 09/01/34	2	2,131
5.00%, 10/01/34	5	4,916
5.00%, 12/01/34	120	120,303
5.00%, 01/01/35	77	76,649
5.00%, 02/01/35	372	371,801
5.00%, 03/01/35	24	23,249
5.00%, 04/01/35	6	6,018
5.00%, 05/01/35	4	3,695
5.00%, 06/01/35	44	43,566
5.00%, 07/01/35	488	487,840
5.00%, 08/01/35	42	41,357
5.00%, 09/01/35	73	73,475
5.00%, 10/01/35	27	27,401
5.00%, 11/01/35	243	242,669
5.00%, 12/01/35	3	2,468
5.00%, 01/01/36	9	8,818
5.00%, 02/01/36	5	4,648
5.00%, 03/01/36	293	292,772
5.00%, 04/01/36	0	565
5.00%, 05/01/36	225	224,869
5.00%, 06/01/36	25	24,587
5.00%, 07/01/36	12	11,607
5.00%, 08/01/36	0 (a)	438
5.00%, 11/01/36	1	1,407
5.00%, 12/01/36	1	1,005
5.00%, 02/01/37	9	9,547
5.00%, 03/01/37	5	5,361
5.00%, 04/01/37	1	977
5.00%, 05/01/37	5	4,918
5.00%, 06/01/37	4	3,993
5.00%, 07/01/37	204	203,740
5.00%, 01/01/38	3	2,518
5.00%, 02/01/38	382	381,387
5.00%, 03/01/38	25	24,206
5.00%, 04/01/38	54	55,016
5.00%, 05/01/38	668	668,961
5.00%, 06/01/38	2	1,511
5.00%, 07/01/38	58	57,713
5.00%, 12/01/38	4	3,619
5.00%, 01/01/39	124	123,529
5.00%, 02/01/39	9	9,163
5.00%, 03/01/39	256	256,089
5.00%, 04/01/39	2,141	2,132,201
5.00%, 05/01/39	443	441,365
5.00%, 06/01/39	369	368,065
5.00%, 07/01/39	1,341	1,339,781
5.00%, 08/01/39	2,307	2,297,908
Schedule of Investments
116

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® MBS ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
5.00%, 09/01/39	$218	$216,513
5.00%, 10/01/39	269	268,125
5.00%, 11/01/39	39	38,686
5.00%, 12/01/39	871	868,463
5.00%, 01/01/40	66	65,663
5.00%, 02/01/40	1,877	1,869,999
5.00%, 03/01/40	134	133,431
5.00%, 04/01/40	576	574,587
5.00%, 05/01/40	5,971	5,951,144
5.00%, 06/01/40	133	132,182
5.00%, 07/01/40	653	650,062
5.00%, 08/01/40	3,373	3,366,768
5.00%, 09/01/40	433	432,440
5.00%, 10/01/40	94	93,752
5.00%, 11/01/40	11	11,119
5.00%, 12/01/40	777	776,369
5.00%, 01/01/41	113	113,544
5.00%, 02/01/41	300	298,205
5.00%, 03/01/41	976	971,719
5.00%, 04/01/41	1,410	1,405,669
5.00%, 05/01/41	4,707	4,688,755
5.00%, 06/01/41	689	685,279
5.00%, 07/01/41	9,911	9,865,936
5.00%, 08/01/41	817	813,907
5.00%, 11/01/41	77	76,755
5.00%, 04/01/42	286	284,418
5.00%, 08/01/43	15	15,302
5.00%, 09/01/43	171	170,065
5.00%, 10/01/43	701	695,919
5.00%, 11/01/43	37	37,242
5.00%, 12/01/43	78	78,300
5.00%, 01/01/44	1,000	996,533
5.00%, 03/01/44	360	359,060
5.00%, 06/01/44	129	128,986
5.00%, 07/01/44	656	655,012
5.00%, 08/01/44	95	93,997
5.00%, 09/01/44	584	582,561
5.00%, 11/01/44	19,361	19,339,009
5.00%, 01/01/45	4	3,939
5.00%, 07/01/45	2,155	2,148,151
5.00%, 04/01/47	44	43,448
5.00%, 05/01/47	292	289,284
5.00%, 07/01/47	373	372,853
5.00%, 08/01/47	133	131,122
5.00%, 09/01/47	591	583,074
5.00%, 10/01/47	313	309,139
5.00%, 11/01/47	64	62,744
5.00%, 02/01/48	270	266,216
5.00%, 03/01/48	1,137	1,118,788
5.00%, 04/01/48	1,136	1,122,672
5.00%, 06/01/48	1,284	1,264,518
5.00%, 07/01/48	2,431	2,397,790
5.00%, 08/01/48	4,025	3,970,156
5.00%, 09/01/48	3,840	3,791,128
5.00%, 10/01/48	1,911	1,888,945
5.00%, 11/01/48	9,226	9,089,533
5.00%, 12/01/48	13,150	12,947,861
5.00%, 01/01/49	7,364	7,261,421
5.00%, 02/01/49	3,732	3,680,893
5.00%, 03/01/49	9,843	9,696,810
5.00%, 04/01/49	12,118	11,937,987
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
5.00%, 05/01/49	$1,727	$1,701,619
5.00%, 07/01/49	5,601	5,518,609
5.00%, 08/01/49	12,523	12,380,465
5.00%, 09/01/49	8,429	8,315,850
5.00%, 10/01/49	17,804	17,542,553
5.00%, 11/01/49	536	528,497
5.00%, 12/01/49	966	952,118
5.00%, 03/01/50	1,193	1,175,099
5.00%, 04/01/50	726	713,895
5.00%, 05/01/50	463	455,478
5.00%, 09/01/50	22	21,385
5.00%, 10/01/50	2,607	2,568,439
5.00%, 01/01/51	461	453,416
5.00%, 05/01/52	8,332	8,196,845
5.00%, 06/01/52	12,031	11,718,398
5.00%, 07/01/52	40,010	39,006,532
5.00%, 08/01/52	51,903	50,613,099
5.00%, 09/01/52	81,683	79,586,054
5.00%, 10/01/52	36,990	36,048,226
5.00%, 11/01/52	126,971	123,698,804
5.00%, 12/01/52	41,067	40,024,989
5.00%, 02/01/53	87,452	85,238,997
5.00%, 03/01/53	6,722	6,546,830
5.00%, 04/01/53	31,033	30,188,773
5.00%, 05/01/53	101,058	98,199,218
5.00%, 06/01/53	127,211	123,760,426
5.00%, 07/01/53	22,538	21,943,982
5.00%, 08/01/53	88,024	85,784,557
5.00%, 09/01/53	40,018	38,969,380
5.00%, 10/01/53	72,707	70,757,081
5.00%, 11/01/53	23,757	23,111,046
5.00%, 12/01/53	4,735	4,606,297
5.00%, 02/01/54	57,308	55,695,112
5.00%, 03/01/54	11,279	10,995,646
5.00%, 04/01/54	6,173	5,981,588
5.00%, 05/01/54	4,736	4,588,798
5.00%, 06/01/54	6,034	5,852,808
5.00%, 08/01/54	38,884	37,834,746
5.00%, 09/01/54	4,915	4,791,033
5.00%, 10/01/54	83,004	80,424,883
5.00%, 11/01/54	108,005	104,772,485
5.00%, 12/01/54	54,415	52,786,521
5.00%, 01/01/55	81,410	78,885,615
5.00%, 02/01/55	16,388	15,893,814
5.00%, 05/01/55	56,857	54,992,483
5.00%, 10/01/55	17,037	16,575,828
5.00%, 11/01/55	7,666	7,437,996
5.00%, 01/01/56	63,499	61,535,182
5.00%, 02/01/56	8,062	7,804,004
5.00%, 03/01/56	75,808	73,357,103
5.00%, 04/01/56	210,656	203,948,593
5.00%, 05/01/56	189,128	183,229,838
5.00%, 07/01/56	103,004	99,996,185
5.00%, 08/01/56	29,253	28,431,300
5.00%, 09/14/56(c)	355,947	343,329,223
5.50%, 03/01/28	22	22,001
5.50%, 10/01/28	0 (a)	66
5.50%, 12/01/28	0 (a)	47
5.50%, 07/01/29	1	670
5.50%, 12/01/31	5	4,403
5.50%, 01/01/32	2	2,788
117
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® MBS ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
5.50%, 02/01/32	$1	$817
5.50%, 11/01/32	0 (a)	152
5.50%, 12/01/32	2	1,844
5.50%, 01/01/33	16	16,429
5.50%, 02/01/33	2	2,579
5.50%, 03/01/33	11	12,046
5.50%, 04/01/33	28	29,554
5.50%, 05/01/33	267	270,151
5.50%, 06/01/33	16	15,890
5.50%, 07/01/33	51	50,855
5.50%, 08/01/33	1	885
5.50%, 09/01/33	2	2,424
5.50%, 10/01/33	235	238,432
5.50%, 11/01/33	543	549,414
5.50%, 12/01/33	0 (a)	473
5.50%, 01/01/34	16	16,673
5.50%, 02/01/34	12	12,084
5.50%, 03/01/34	4	5,083
5.50%, 04/01/34	26	26,659
5.50%, 05/01/34	25	25,708
5.50%, 06/01/34	11	11,843
5.50%, 07/01/34	6	5,246
5.50%, 09/01/34	428	433,959
5.50%, 10/01/34	0 (a)	389
5.50%, 11/01/34	12	11,750
5.50%, 12/01/34	7	7,912
5.50%, 01/01/35	21	21,276
5.50%, 02/01/35	35	35,066
5.50%, 03/01/35	15	15,583
5.50%, 04/01/35	10	10,944
5.50%, 05/01/35	6	6,940
5.50%, 06/01/35	12	11,886
5.50%, 07/01/35	12	12,302
5.50%, 08/01/35	5	5,469
5.50%, 09/01/35	109	111,803
5.50%, 10/01/35	8	7,568
5.50%, 11/01/35	23	23,468
5.50%, 12/01/35	19	18,368
5.50%, 01/01/36	6	5,623
5.50%, 02/01/36	38	39,272
5.50%, 03/01/36	0 (a)	463
5.50%, 04/01/36	732	742,395
5.50%, 05/01/36	182	185,264
5.50%, 06/01/36	0 (a)	375
5.50%, 07/01/36	7	6,649
5.50%, 08/01/36	14	14,596
5.50%, 09/01/36	970	981,123
5.50%, 10/01/36	3	2,919
5.50%, 11/01/36	10	10,412
5.50%, 12/01/36	11	11,206
5.50%, 01/01/37	15	15,316
5.50%, 02/01/37	37	36,724
5.50%, 03/01/37	22	22,343
5.50%, 04/01/37	4	4,616
5.50%, 05/01/37	149	150,785
5.50%, 06/01/37	85	87,209
5.50%, 07/01/37	10	11,076
5.50%, 08/01/37	952	968,086
5.50%, 09/01/37	0 (a)	333
5.50%, 10/01/37	1	1,546
5.50%, 11/01/37	5	5,180
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
5.50%, 12/01/37	$33	$33,380
5.50%, 01/01/38	9	9,304
5.50%, 02/01/38	19	19,095
5.50%, 03/01/38	435	443,329
5.50%, 04/01/38	38	38,771
5.50%, 05/01/38	138	140,949
5.50%, 06/01/38	140	143,004
5.50%, 07/01/38	264	269,523
5.50%, 08/01/38	406	411,394
5.50%, 09/01/38	5	4,435
5.50%, 10/01/38	3	2,445
5.50%, 11/01/38	569	577,859
5.50%, 12/01/38	19	18,361
5.50%, 01/01/39	27	27,183
5.50%, 02/01/39	20	19,903
5.50%, 03/01/39	7	7,373
5.50%, 04/01/39	13	13,144
5.50%, 06/01/39	88	89,390
5.50%, 07/01/39	9	9,546
5.50%, 08/01/39	2,653	2,701,591
5.50%, 09/01/39	16	16,276
5.50%, 10/01/39	4	4,098
5.50%, 11/01/39	18	18,640
5.50%, 12/01/39	42	43,084
5.50%, 01/01/40	21	21,806
5.50%, 05/01/40	80	81,590
5.50%, 06/01/40	8,117	8,260,890
5.50%, 07/01/40	944	958,991
5.50%, 09/01/40	2,169	2,202,913
5.50%, 07/01/41	176	178,772
5.50%, 09/01/41	3,876	3,926,612
5.50%, 05/01/44	3,211	3,270,386
5.50%, 01/01/47	1,004	1,019,274
5.50%, 06/01/48	57	57,452
5.50%, 11/01/48	1,539	1,554,395
5.50%, 12/01/48	1,320	1,333,153
5.50%, 01/01/49	2,232	2,253,606
5.50%, 02/01/49	327	330,838
5.50%, 03/01/49	71	71,175
5.50%, 06/01/49	6,388	6,450,072
5.50%, 08/01/52	63,878	63,929,817
5.50%, 09/01/52	27,060	27,133,297
5.50%, 10/01/52	1,087	1,087,660
5.50%, 11/01/52	39,307	39,323,272
5.50%, 12/01/52	30,940	30,999,987
5.50%, 01/01/53	84,702	84,696,285
5.50%, 02/01/53	130,367	130,496,148
5.50%, 03/01/53	47,987	47,849,614
5.50%, 04/01/53	67,879	67,767,206
5.50%, 05/01/53	184,327	183,716,910
5.50%, 06/01/53	91,353	91,202,292
5.50%, 07/01/53	108,949	108,846,049
5.50%, 08/01/53	45,455	45,291,938
5.50%, 09/01/53	103,823	103,555,633
5.50%, 10/01/53	67,442	67,284,107
5.50%, 11/01/53	127,896	127,588,124
5.50%, 02/01/54	82,231	81,947,358
5.50%, 03/01/54	96,676	96,155,780
5.50%, 04/01/54	72,113	71,792,907
5.50%, 05/01/54	78,200	77,861,187
5.50%, 06/01/54	41,514	41,308,277
Schedule of Investments
118

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® MBS ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
5.50%, 07/01/54	$8,008	$8,006,351
5.50%, 08/01/54	73,169	72,865,737
5.50%, 09/01/54	96,502	96,389,815
5.50%, 10/01/54	85,247	84,786,975
5.50%, 11/01/54	130,610	130,601,424
5.50%, 12/01/54	7,654	7,638,669
5.50%, 01/01/55	17,116	17,008,818
5.50%, 02/01/55	55,978	55,629,017
5.50%, 03/01/55	19,893	19,813,316
5.50%, 04/01/55	39,254	39,063,063
5.50%, 05/01/55	25,210	25,045,906
5.50%, 07/01/55	18,226	18,092,008
5.50%, 08/01/55	2,470	2,461,969
5.50%, 09/01/55	80,575	80,242,090
5.50%, 10/01/55	34,144	34,092,526
5.50%, 11/01/55	10,430	10,415,415
5.50%, 01/01/56	58,645	58,389,541
5.50%, 02/01/56	37,564	37,490,954
5.50%, 03/01/56	38,414	38,246,051
5.50%, 04/01/56	19,551	19,540,327
5.50%, 05/01/56	8,252	8,203,259
5.50%, 06/01/56	31,098	30,903,207
5.50%, 07/01/56	112,327	111,961,912
5.50%, 08/01/56	128,201	127,346,801
5.50%, 09/14/56(c)	579,777	573,808,882
6.00%, 03/01/28	0 (a)	53
6.00%, 11/01/28	0 (a)	206
6.00%, 12/01/28	0 (a)	230
6.00%, 01/01/29	0 (a)	410
6.00%, 02/01/29	1	986
6.00%, 03/01/29	1	708
6.00%, 04/01/29	0 (a)	243
6.00%, 05/01/29	0 (a)	41
6.00%, 07/01/29	1	684
6.00%, 04/01/30	0 (a)	362
6.00%, 04/01/31	0 (a)	423
6.00%, 05/01/31	1	1,118
6.00%, 11/01/31	2	2,631
6.00%, 02/01/32	1	996
6.00%, 03/01/32	0 (a)	487
6.00%, 06/01/32	0 (a)	289
6.00%, 09/01/32	1	1,120
6.00%, 11/01/32	16	16,088
6.00%, 12/01/32	11	11,466
6.00%, 01/01/33	11	11,578
6.00%, 02/01/33	2	2,155
6.00%, 03/01/33	9	8,702
6.00%, 05/01/33	1	964
6.00%, 10/01/33	1	1,027
6.00%, 12/01/33	10	9,942
6.00%, 02/01/34	2	1,971
6.00%, 03/01/34	695	709,256
6.00%, 04/01/34	1	1,439
6.00%, 05/01/34	84	84,651
6.00%, 08/01/34	162	166,091
6.00%, 09/01/34	8	8,351
6.00%, 10/01/34	8	7,887
6.00%, 11/01/34	49	50,672
6.00%, 12/01/34	2	2,476
6.00%, 01/01/35	15	15,846
6.00%, 02/01/35	7	6,692
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
6.00%, 04/01/35	$2	$1,753
6.00%, 06/01/35	4	4,248
6.00%, 07/01/35	46	46,606
6.00%, 09/01/35	6	6,026
6.00%, 10/01/35	24	23,246
6.00%, 12/01/35	26	26,474
6.00%, 01/01/36	3	3,618
6.00%, 02/01/36	1	1,370
6.00%, 03/01/36	0 (a)	496
6.00%, 05/01/36	12	12,292
6.00%, 06/01/36	279	286,021
6.00%, 07/01/36	5	5,966
6.00%, 08/01/36	272	280,222
6.00%, 10/01/36	11	11,439
6.00%, 11/01/36	13	14,612
6.00%, 12/01/36	7	7,280
6.00%, 01/01/37	2	2,102
6.00%, 02/01/37	52	53,626
6.00%, 03/01/37	17	17,264
6.00%, 04/01/37	10	10,365
6.00%, 06/01/37	16	17,053
6.00%, 07/01/37	17	16,042
6.00%, 08/01/37	5	6,375
6.00%, 09/01/37	7	7,653
6.00%, 10/01/37	3	2,782
6.00%, 11/01/37	20	19,597
6.00%, 12/01/37	19	19,690
6.00%, 01/01/38	63	65,595
6.00%, 02/01/38	23	24,937
6.00%, 03/01/38	223	231,479
6.00%, 04/01/38	16	16,240
6.00%, 05/01/38	528	544,827
6.00%, 07/01/38	11	11,040
6.00%, 08/01/38	69	71,242
6.00%, 09/01/38	16	16,002
6.00%, 10/01/38	9	9,023
6.00%, 11/01/38	8	7,831
6.00%, 12/01/38	4	4,001
6.00%, 06/01/39	1,307	1,339,205
6.00%, 09/01/39	1	1,026
6.00%, 10/01/39	123	127,685
6.00%, 04/01/40	21	21,477
6.00%, 09/01/40	3	2,928
6.00%, 10/01/40	28	29,078
6.00%, 07/01/41	393	405,280
6.00%, 02/01/49	595	613,584
6.00%, 12/01/52	16,739	17,027,049
6.00%, 01/01/53	97,553	99,357,663
6.00%, 02/01/53	102,387	104,336,913
6.00%, 03/01/53	1,394	1,418,719
6.00%, 04/01/53	2,540	2,609,903
6.00%, 05/01/53	9,707	9,944,852
6.00%, 06/01/53	8,049	8,221,210
6.00%, 07/01/53	120,591	123,311,749
6.00%, 08/01/53	164,841	168,219,347
6.00%, 09/01/53	66,916	68,226,411
6.00%, 10/01/53	164,178	167,427,315
6.00%, 11/01/53	121,247	123,405,095
6.00%, 12/01/53	54,283	55,354,226
6.00%, 01/01/54	20,792	21,216,541
6.00%, 02/01/54	46,390	47,335,794
119
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® MBS ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
6.00%, 03/01/54	$51,564	$52,448,037
6.00%, 04/01/54	62,303	63,549,055
6.00%, 05/01/54	32,397	32,944,021
6.00%, 06/01/54	38,388	38,993,753
6.00%, 07/01/54	90,874	92,399,555
6.00%, 08/01/54	228,531	232,891,919
6.00%, 09/01/54	212,253	215,966,360
6.00%, 10/01/54	131,670	133,871,778
6.00%, 11/01/54	10,889	11,117,125
6.00%, 12/01/54	46,839	47,989,824
6.00%, 01/01/55	57,282	58,234,877
6.00%, 02/01/55	30,847	31,455,643
6.00%, 03/01/55	139,293	142,579,683
6.00%, 04/01/55	46,078	46,821,599
6.00%, 05/01/55	30,204	30,656,401
6.00%, 06/01/55	14,580	14,826,109
6.00%, 07/01/55	7,803	7,917,945
6.00%, 08/01/55	20,746	21,013,765
6.00%, 09/01/55	41,017	41,677,495
6.00%, 10/01/55	12,915	13,227,183
6.00%, 12/01/55	9,251	9,464,246
6.00%, 02/01/56	5,037	5,139,707
6.00%, 03/01/56	4,272	4,357,303
6.00%, 09/14/56(c)	125,778	127,144,913
6.50%, 11/01/27	0 (a)	12
6.50%, 12/01/27	0 (a)	254
6.50%, 01/01/28	0 (a)	162
6.50%, 02/01/28	0 (a)	21
6.50%, 04/01/28	0 (a)	210
6.50%, 05/01/28	0 (a)	228
6.50%, 08/01/28	2	1,777
6.50%, 09/01/28	0 (a)	284
6.50%, 10/01/28	0 (a)	287
6.50%, 11/01/28	0 (a)	121
6.50%, 12/01/28	0 (a)	300
6.50%, 01/01/29	0 (a)	448
6.50%, 02/01/29	0 (a)	27
6.50%, 03/01/29	1	1,361
6.50%, 04/01/29	0 (a)	207
6.50%, 05/01/29	0 (a)	313
6.50%, 06/01/29	3	3,579
6.50%, 07/01/29	0 (a)	557
6.50%, 08/01/29	0 (a)	73
6.50%, 09/01/29	0 (a)	133
6.50%, 11/01/29	0 (a)	49
6.50%, 05/01/30	0 (a)	35
6.50%, 01/01/31	0 (a)	26
6.50%, 03/01/31	0 (a)	94
6.50%, 04/01/31	0 (a)	914
6.50%, 05/01/31	1	1,852
6.50%, 07/01/31	1	1,124
6.50%, 08/01/31	0 (a)	416
6.50%, 09/01/31	2	1,821
6.50%, 10/01/31	2	2,298
6.50%, 11/01/31	1	786
6.50%, 12/01/31	2	1,862
6.50%, 02/01/32	1	1,842
6.50%, 03/01/32	5	4,693
6.50%, 04/01/32	0 (a)	335
6.50%, 05/01/32	1	1,526
6.50%, 06/01/32	1	1,100
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
6.50%, 07/01/32	$2	$3,055
6.50%, 08/01/32	7	7,530
6.50%, 09/01/32	6	5,927
6.50%, 11/01/32	0 (a)	124
6.50%, 01/01/33	0 (a)	186
6.50%, 03/01/33	3	3,539
6.50%, 05/01/33	0 (a)	486
6.50%, 07/01/33	0 (a)	24
6.50%, 09/01/33	0 (a)	95
6.50%, 11/01/33	3	2,956
6.50%, 01/01/34	4	3,902
6.50%, 03/01/34	0 (a)	115
6.50%, 05/01/34	6	6,310
6.50%, 08/01/34	5	4,822
6.50%, 09/01/34	7	8,044
6.50%, 10/01/34	1	1,325
6.50%, 11/01/34	0 (a)	504
6.50%, 04/01/35	1	1,489
6.50%, 02/01/36	2	2,559
6.50%, 05/01/36	1	768
6.50%, 06/01/36	0 (a)	357
6.50%, 07/01/36	0	699
6.50%, 08/01/36	23	24,418
6.50%, 09/01/36	88	92,002
6.50%, 10/01/36	19	19,783
6.50%, 11/01/36	0 (a)	165
6.50%, 12/01/36	20	21,538
6.50%, 02/01/37	5	5,431
6.50%, 03/01/37	1	1,530
6.50%, 06/01/37	0 (a)	281
6.50%, 07/01/37	23	23,672
6.50%, 08/01/37	755	790,517
6.50%, 09/01/37	6	6,432
6.50%, 10/01/37	52	54,871
6.50%, 11/01/37	8	8,744
6.50%, 12/01/37	30	31,462
6.50%, 01/01/38	2	2,198
6.50%, 02/01/38	3	3,394
6.50%, 03/01/38	10	10,451
6.50%, 05/01/38	13	14,248
6.50%, 06/01/38	10	10,839
6.50%, 09/01/38	3	3,691
6.50%, 12/01/38	3	3,301
6.50%, 01/01/39	6	6,086
6.50%, 03/01/39	1	1,528
6.50%, 05/01/39	1	1,482
6.50%, 10/01/39	750	786,130
6.50%, 05/01/40	497	520,689
6.50%, 01/01/53	3,566	3,695,023
6.50%, 02/01/53	4,363	4,555,859
6.50%, 04/01/53	52,095	54,314,941
6.50%, 06/01/53	6,434	6,664,586
6.50%, 07/01/53	7,173	7,467,884
6.50%, 08/01/53	52,574	54,683,884
6.50%, 09/01/53	20,256	21,041,795
6.50%, 10/01/53	99,041	102,944,478
6.50%, 11/01/53	82,467	85,669,806
6.50%, 12/01/53	115,226	119,794,725
6.50%, 01/01/54	42,193	43,868,763
6.50%, 02/01/54	75,113	78,239,441
6.50%, 03/01/54	28,378	29,397,794
Schedule of Investments
120

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® MBS ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
6.50%, 04/01/54	$15,960	$16,544,017
6.50%, 05/01/54	28,983	30,002,334
6.50%, 06/01/54	15,523	16,272,654
6.50%, 07/01/54	25,198	26,060,681
6.50%, 08/01/54	37,394	38,916,560
6.50%, 09/01/54	43,964	45,764,400
6.50%, 11/01/54	16,146	16,665,533
6.50%, 01/01/55	21,245	21,985,230
6.50%, 04/01/55	17,475	18,060,368
6.50%, 07/01/55	32,969	34,148,402
6.50%, 08/01/55	55,106	57,183,799
6.50%, 09/01/55	19,700	20,415,987
6.50%, 10/01/55	9,996	10,298,602
6.50%, 11/01/55	18,096	18,881,448
6.50%, 09/14/56(c)	45,306	46,683,235
7.00%, 09/01/27	0 (a)	150
7.00%, 11/01/27	0 (a)	39
7.00%, 12/01/27	0 (a)	7
7.00%, 03/01/28	0 (a)	99
7.00%, 07/01/28	0 (a)	333
7.00%, 01/01/29	0 (a)	44
7.00%, 02/01/29	0 (a)	92
7.00%, 05/01/29	0 (a)	140
7.00%, 06/01/29	0 (a)	129
7.00%, 08/01/29	0 (a)	382
7.00%, 01/01/30	0 (a)	36
7.00%, 02/01/30	0 (a)	44
7.00%, 09/01/30	0 (a)	357
7.00%, 12/01/30	0 (a)	50
7.00%, 02/01/31	0 (a)	66
7.00%, 09/01/31	0 (a)	228
7.00%, 11/01/31	0 (a)	33
7.00%, 03/01/32	1	1,484
7.00%, 04/01/32	11	11,328
7.00%, 05/01/32	1	1,822
7.00%, 07/01/32	0 (a)	215
7.00%, 08/01/32	0 (a)	400
7.00%, 10/01/32	0 (a)	388
7.00%, 12/01/32	2	2,250
7.00%, 01/01/36	1	1,390
7.00%, 07/01/36	1	605
7.00%, 08/01/36	1	553
7.00%, 01/01/37	1	894
7.00%, 03/01/37	2	2,175
7.00%, 04/01/37	230	242,933
7.00%, 05/01/37	3	2,968
7.00%, 06/01/37	5	5,984
7.00%, 09/01/37	0 (a)	327
7.00%, 12/01/37	6	5,694
7.00%, 05/01/38	0 (a)	320
7.00%, 12/01/38	2	2,474
7.00%, 01/01/39	0 (a)	247
7.50%, 04/01/27	0 (a)	9
7.50%, 07/01/27	0 (a)	85
7.50%, 09/01/27	0 (a)	9
7.50%, 11/01/27	0 (a)	8
7.50%, 01/01/28	0 (a)	30
7.50%, 07/01/29	0 (a)	102
7.50%, 08/01/29	0 (a)	20
7.50%, 09/01/29	0 (a)	468
7.50%, 06/01/30	0 (a)	223
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
7.50%, 12/01/30	$0 (a)	$433
7.50%, 01/01/31	0 (a)	98
7.50%, 05/01/31	0 (a)	378
7.50%, 06/01/31	0 (a)	283
7.50%, 07/01/32	0 (a)	55
7.50%, 10/01/32	0 (a)	25
7.50%, 03/01/33	2	1,612
7.50%, 06/01/33	0 (a)	29
7.50%, 12/01/37	0 (a)	112
8.00%, 08/01/27	0 (a)	5
8.00%, 06/01/28	0 (a)	1
8.00%, 08/01/29	0 (a)	229
8.00%, 04/01/30	0 (a)	32
8.00%, 06/01/30	0 (a)	95
8.00%, 10/01/30	0 (a)	64
8.50%, 04/01/30	0 (a)	195
8.50%, 05/01/32	1	586
9.00%, 10/01/30	0 (a)	12
		39,423,094,401
Total Long-Term Investments — 99.5% (Cost: $41,706,489,725)		39,423,094,401
	Shares
Short-Term Securities
Money Market Funds — 7.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.84%(e)(f)	3,010,701,122	3,011,604,333
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.65%(e)(f)	100,000	100,000
Total Short-Term Securities — 7.6% (Cost: $3,010,910,261)		3,011,704,333
Total Investments Before TBA Sales Commitments — 107.1% (Cost: $44,717,399,986)		42,434,798,734
	Par (000)
TBA Sales Commitments(c)
Mortgage-Backed Securities — (0.3)%
Government National Mortgage Association, 5.00%, 09/21/56	$(29,875)	(28,923,668)
Uniform Mortgage-Backed Securities, 5.50%, 09/14/56	(76,300)	(75,515,086)
Total TBA Sales Commitments — (0.3)% (Proceeds: $(104,550,594))		(104,438,754)
Total Investments, Net of TBA Sales Commitments — 106.8% (Cost: $44,612,849,392)		42,330,359,980
Liabilities in Excess of Other Assets — (6.8)%		(2,696,369,962)
Net Assets — 100.0%		$39,633,990,018

(a)	Rounds to less than 1,000.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Represents or includes a TBA transaction.
121
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® MBS ETF

(d)	All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended August 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 02/28/26	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/26	Shares Held at 08/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institu- tional, SL Agency Shares	$2,349,748,882	$662,198,069 (a)	$—	$(161,568)	$(181,050)	$3,011,604,333	3,010,701,122	$47,900,142	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	100,000	—	—	—	—	100,000	100,000	1,817	—
				$(161,568)	$(181,050)	$3,011,704,333		$47,901,959	$—

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
U.S. Government Agency Obligations	$—	$39,423,094,401	$—	$39,423,094,401
Short-Term Securities
Money Market Funds	3,011,704,333	—	—	3,011,704,333
Liabilities
Investments
TBA Sales Commitments	—	(104,438,754)	—	(104,438,754)
	$3,011,704,333	$39,318,655,647	$—	$42,330,359,980
See notes to financial statements.
Schedule of Investments
122

Statements of Assets and Liabilities (unaudited)
August 31, 2026

	iShares Government/Credit Bond ETF	iShares Intermediate Government/Credit Bond ETF	iShares MBS ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$105,767,775	$3,734,653,012	$39,423,094,401
Investments, at value—affiliated(c)	1,449,413	38,819,449	3,011,704,333
Cash	1,783	4,925	—
Receivables:
Investments sold	32,434,826	63,381,746	540,538
Securities lending income—affiliated	300	11,369	—
TBA sales commitments	—	—	104,550,594
Capital shares sold	—	55,338	14,842,435
Dividends—affiliated	3,158	48,429	9,219,875
Interest—unaffiliated	681,516	34,379,538	126,596,399
Total assets	140,338,771	3,871,353,806	42,690,548,575
LIABILITIES
Bank overdraft	—	—	4,179,448
Collateral on securities loaned, at value	179,413	21,269,449	—
TBA sales commitments, at value(d)	—	—	104,438,754
Payables:
Investments purchased	32,952,608	53,517,676	2,946,827,458
Investment advisory fees	20,577	645,947	1,112,897
Total liabilities	33,152,598	75,433,072	3,056,558,557
Commitments and contingent liabilities
NET ASSETS	$107,186,173	$3,795,920,734	$39,633,990,018
NET ASSETS CONSIST OF
Paid-in capital	$123,810,353	$3,930,100,485	$42,586,381,509
Accumulated loss	(16,624,180)	(134,179,751)	(2,952,391,491)
NET ASSETS	$107,186,173	$3,795,920,734	$39,633,990,018
NET ASSET VALUE
Shares outstanding	1,050,000	36,100,000	426,000,000
Net asset value	$102.08	$105.15	$93.04
Shares authorized	Unlimited	Unlimited	Unlimited
Par value	None	None	None
(a) Investments, at cost—unaffiliated	$107,746,651	$3,828,429,006	$41,706,489,725
(b) Securities loaned, at value	$185,415	$20,538,633	$—
(c) Investments, at cost—affiliated	$1,449,413	$38,819,449	$3,010,910,261
(d) Proceeds from TBA sales commitments	$—	$—	$104,550,594
See notes to financial statements.
123
2026 iShares Semi-Annual Financial Statements and Additional Information

Statements of Operations (unaudited)
Six Months Ended August 31, 2026

	iShares Government/Credit Bond ETF	iShares Intermediate Government/Credit Bond ETF	iShares MBS ETF
INVESTMENT INCOME
Dividends—affiliated	$13,517	$281,102	$47,901,959
Interest—unaffiliated	2,493,172	73,554,880	795,073,870
Securities lending income—affiliated—net	2,039	62,090	—
Other income—unaffiliated	—	125	—
Total investment income	2,508,728	73,898,197	842,975,829
EXPENSES
Investment advisory	125,391	3,822,065	7,059,513
Interest expense	—	—	1,639
Total expenses	125,391	3,822,065	7,061,152
Less:
Investment advisory fees waived	—	—	(345,879)
Total expenses after fees waived	125,391	3,822,065	6,715,273
Net investment income	2,383,337	70,076,132	836,260,556
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	(6,165,280)	(910,002)	(50,729,348)
Investments—affiliated	—	—	(161,568)
In-kind redemptions—unaffiliated(a)	(2,049,729)	(880,979)	—
	(8,215,009)	(1,790,981)	(50,890,916)
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated	2,958,766	(111,840,028)	(1,576,455,922)
Investments—affiliated	—	—	(181,050)
	2,958,766	(111,840,028)	(1,576,636,972)
Net realized and unrealized loss	(5,256,243)	(113,631,009)	(1,627,527,888)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(2,872,906)	$(43,554,877)	$(791,267,332)
(a) See Note 2 of the Notes to Financial Statements.
See notes to financial statements.
Statements of Operations
124

Statements of Changes in Net Assets

	iShares Government/Credit Bond ETF		iShares Intermediate Government/Credit Bond ETF
	Six Months Ended 08/31/26 (unaudited)	Year Ended 02/28/26	Six Months Ended 08/31/26 (unaudited)	Year Ended 02/28/26
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$2,383,337	$5,137,054	$70,076,132	$127,668,594
Net realized loss	(8,215,009)	(2,091,964)	(1,790,981)	(4,024,217)
Net change in unrealized appreciation (depreciation)	2,958,766	4,482,621	(111,840,028)	85,961,624
Net increase (decrease) in net assets resulting from operations	(2,872,906)	7,527,711	(43,554,877)	209,606,001
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(2,375,190)(b)	(5,344,266)	(69,348,103)(b)	(125,682,611)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(20,474,182)	(26,050,146)	10,367,543	502,045,762
NET ASSETS
Total increase (decrease) in net assets	(25,722,278)	(23,866,701)	(102,535,437)	585,969,152
Beginning of period	132,908,451	156,775,152	3,898,456,171	3,312,487,019
End of period	$107,186,173	$132,908,451	$3,795,920,734	$3,898,456,171

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
125
2026 iShares Semi-Annual Financial Statements and Additional Information

Statements of Changes in Net Assets(continued)

	iShares MBS ETF
	Six Months Ended 08/31/26 (unaudited)	Year Ended 02/28/26
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$836,260,556	$1,670,538,447
Net realized loss	(50,890,916)	(71,538,911)
Net change in unrealized appreciation (depreciation)	(1,576,636,972)	1,302,494,425
Net increase (decrease) in net assets resulting from operations	(791,267,332)	2,901,493,961
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(826,403,813)(b)	(1,664,723,962)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	1,417,646,542	948,848,175
NET ASSETS
Total increase (decrease) in net assets	(200,024,603)	2,185,618,174
Beginning of period	39,834,014,621	37,648,396,447
End of period	$39,633,990,018	$39,834,014,621

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
Statements of Changes in Net Assets
126

Financial Highlights
(For a share outstanding throughout each period)

	iShares Government/Credit Bond ETF
	Six Months Ended 08/31/26 (unaudited)	Year Ended 02/28/26	Year Ended 02/28/25	Year Ended 02/29/24	Year Ended 02/28/23	Year Ended 02/28/22
Net asset value, beginning of period	$106.33	$104.52	$103.17	$102.98	$117.13	$121.96
Net investment income(a)	1.98	3.84	3.91	3.73	2.09	1.52
Net realized and unrealized gain (loss)(b)	(4.26)	1.95	1.45	(0.20)	(14.00)	(4.87)
Net increase (decrease) from investment operations	(2.28)	5.79	5.36	3.53	(11.91)	(3.35)
Distributions from net investment income(c)	(1.97)(d)	(3.98)	(4.01)	(3.34)	(2.24)	(1.48)
Net asset value, end of period	$102.08	$106.33	$104.52	$103.17	$102.98	$117.13
Total Return(e)
Based on net asset value	(2.13)%(f)	5.66%	5.31%	3.48%	(10.22)%	(2.76)%
Ratios to Average Net Assets(g)
Total expenses	0.20%(h)	0.20%	0.20%	0.20%	0.20%	0.20%
Net investment income	3.80%(h)	3.68%	3.78%	3.64%	1.94%	1.26%
Supplemental Data
Net assets, end of period (000)	$107,186	$132,908	$156,775	$330,138	$154,475	$427,541
Portfolio turnover rate(i)	35%	20%	15%	18%	17%	21%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
127
2026 iShares Semi-Annual Financial Statements and Additional Information

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares Intermediate Government/Credit Bond ETF
	Six Months Ended 08/31/26 (unaudited)	Year Ended 02/28/26	Year Ended 02/28/25	Year Ended 02/29/24	Year Ended 02/28/23	Year Ended 02/28/22
Net asset value, beginning of period	$108.29	$105.83	$103.59	$102.32	$111.36	$116.01
Net investment income(a)	1.96	3.79	3.53	3.07	2.08	1.63
Net realized and unrealized gain (loss)(b)	(3.16)	2.42	2.24	1.16	(9.12)	(4.64)
Net increase (decrease) from investment operations	(1.20)	6.21	5.77	4.23	(7.04)	(3.01)
Distributions from net investment income(c)	(1.94)(d)	(3.75)	(3.53)	(2.96)	(2.00)	(1.64)
Net asset value, end of period	$105.15	$108.29	$105.83	$103.59	$102.32	$111.36
Total Return(e)
Based on net asset value	(1.09)%(f)	5.97%	5.67%	4.20%	(6.36)%	(2.61)%
Ratios to Average Net Assets(g)
Total expenses	0.20%(h)	0.20%	0.20%	0.20%	0.20%	0.20%
Net investment income	3.67%(h)	3.55%	3.38%	2.98%	1.99%	1.42%
Supplemental Data
Net assets, end of period (000)	$3,795,921	$3,898,456	$3,312,487	$3,164,777	$2,460,818	$2,566,956
Portfolio turnover rate(i)	12%	21%	21%	19%	22%	30%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
128

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares MBS ETF
	Six Months Ended 08/31/26 (unaudited)	Year Ended 02/28/26	Year Ended 02/28/25	Year Ended 02/29/24	Year Ended 02/28/23	Year Ended 02/28/22
Net asset value, beginning of period	$96.97	$94.12	$91.92	$93.15	$104.74	$109.29
Net investment income(a)	2.03	4.01	3.76	3.32	2.43	1.21
Net realized and unrealized gain (loss)(b)	(3.95)	2.84	2.09	(1.30)	(11.80)	(4.65)
Net increase (decrease) from investment operations	(1.92)	6.85	5.85	2.02	(9.37)	(3.44)
Distributions from net investment income(c)	(2.01)(d)	(4.00)	(3.65)	(3.25)	(2.22)	(1.11)
Net asset value, end of period	$93.04	$96.97	$94.12	$91.92	$93.15	$104.74
Total Return(e)
Based on net asset value	(1.97)%(f)	7.46%	6.52%	2.23%	(9.01)%	(3.15)%
Ratios to Average Net Assets(g)
Total expenses	0.04%(h)	0.04%	0.04%	0.04%	0.04%	0.05%
Total expenses after fees waived	0.03%(h)	0.04%	0.04%	0.03%	0.03%	0.04%
Net investment income	4.26%(h)	4.25%	4.05%	3.61%	2.52%	1.12%
Supplemental Data
Net assets, end of period (000)	$39,633,990	$39,834,015	$37,648,396	$27,878,132	$24,730,574	$24,080,624
Portfolio turnover rate(i)(j)	106%	153%	144%	219%	249%	349%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
(j) Includes mortgage dollar roll transactions (“MDRs”).
See notes to financial statements.
129
2026 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited)
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
iShares ETF	Diversification Classification
Government/Credit Bond	Diversified
Intermediate Government/Credit Bond	Diversified
MBS	Diversified
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed (the "trade dates"). Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Cash: The Funds may maintain cash at their custodian, which at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting: The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each Fund’s financial statements.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment  Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date.  U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds' investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Notes to Financial Statements
130

Notes to Financial Statements (unaudited) (continued)
• Fixed-income investments and certain derivative instruments for which market quotations are readily available are generally valued using the last available bid price (including evaluated prices) provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots of securities in certain asset classes may trade at lower prices than institutional round lots, and the value ultimately realized when the securities are sold could differ from the prices used by a fund. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BFA determines such method does not represent fair value.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).  The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair  Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
• Level  2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
131
2026 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
TBA Commitments: TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.
To mitigate counterparty risk, a fund enters into a two-way collateral agreement for TBA transactions with certain counterparties. Under such agreement, the “in-the-money” party of a TBA transaction may at any time require the other party to pledge collateral assets (in the form of cash or securities) to offset any loss the in-the-money party would incur upon cancellation of the TBA transaction. A party is in-the-money if they are the buyer and the market value of the TBA transaction increases or if they are the seller and the market value of the TBA transaction decreases. Cash collateral received from the counterparty may be reinvested in money market funds, including those managed by the Funds’ investment adviser, or its affiliates. Such collateral, if any, is noted in the Schedule of Investments and the obligation to return the collateral is presented as a liability in the Statements of Assets and Liabilities. Securities pledged as collateral by a fund, if any, are noted in the Schedule of Investments.
Mortgage Dollar Roll Transactions: The Funds may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions.  The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. Government.  The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities.  The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day.  During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments.  The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
Notes to Financial Statements
132

Notes to Financial Statements (unaudited) (continued)
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
Government/Credit Bond
Barclays Bank PLC	$1,998	$(1,998)	$—	$—
BNP Paribas Prime Brokerage International Ltd.	43,713	(43,713)	—	—
Citigroup Global Markets, Inc.	38,702	(38,702)	—	—
Deutsche Bank Securities, Inc.	9,588	(9,588)	—	—
Goldman Sachs & Co. LLC	6,083	(6,083)	—	—
J.P. Morgan Securities LLC	80,870	(72,310)	—	8,560(b)
Morgan Stanley	999	(999)	—	—
UBS Securities LLC	3,462	(3,462)	—	—
	$185,415	$(176,855)	$—	$8,560
Intermediate Government/Credit Bond
Barclays Bank PLC	$1,719,317	$(1,719,317)	$—	$—
Barclays Capital, Inc.	384,195	(384,195)	—	—
BNP Paribas SA	2,893,996	(2,893,996)	—	—
BofA Securities, Inc.	452,143	(452,143)	—	—
Citigroup Global Markets, Inc.	1,175,037	(1,175,037)	—	—
Deutsche Bank Securities, Inc.	308,573	(308,573)	—	—
Goldman Sachs & Co. LLC	1,335,090	(1,335,090)	—	—
J.P. Morgan Securities LLC	1,074,159	(1,074,159)	—	—
Morgan Stanley	469,797	(469,797)	—	—
National Bank of Canada	504,244	(504,244)	—	—
Pershing LLC	59,402	(59,402)	—	—
RBC Capital Markets LLC	546,435	(546,435)	—	—
Scotia Capital (USA), Inc.	58,832	(58,832)	—	—
State Street Bank & Trust Company	9,505,187	(9,505,187)	—	—
Wells Fargo Securities LLC	52,226	(52,226)	—	—
	$20,538,633	$(20,538,633)	$—	$—

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s
Statements of Assets and Liabilities.

(b)
The market value of the loaned securities is determined as of August 31, 2026. Additional collateral is delivered to the Fund subsequent to period end in accordance with the MSLA.
The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.'s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets.  BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
iShares ETF	Investment Advisory Fees
Government/Credit Bond	0.20%
Intermediate Government/Credit Bond	0.20
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Notes to Financial Statements (unaudited) (continued)
For its investment advisory services to the iShares MBS ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund's allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:
Aggregate Average Daily Net Assets	Investment Advisory Fees
First $121 billion	0.0400%
Over $121 billion, up to and including $181 billion	0.038000
Over $181 billion, up to and including $231 billion	0.036100
Over $231 billion, up to and including $281 billion	0.034295
Over $281 billion	0.032580
Expense waivers: The total of the investment advisory fee and any other fund expenses are a fund’s total annual operating expenses. For the iShares MBS ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through June 30, 2027 in order to limit total annual operating expenses after fee waiver to 0.04% of average daily net assets.
This amount is included in investment advisory fees waived in the Statements of Operations. For the six months ended August 31, 2026, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:
iShares ETF	Amounts Waived
MBS	$345,879
Distributor: BlackRock Investments, LLC ("BRIL"), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Securities Lending: The U.S. Securities and Exchange Commission ("SEC") has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. ("BTC"), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions.  As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended August 31, 2026, the Funds paid BTC the following amounts for securities lending agent services:
iShares ETF	Amounts
Government/Credit Bond	$668
Intermediate Government/Credit Bond	19,436
Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.
Notes to Financial Statements
134

Notes to Financial Statements (unaudited) (continued)
Other Transactions: Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate.  The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
6. PURCHASES AND SALES
For the six months ended August 31, 2026, purchases and sales of investments, including mortgage dollar rolls and excluding short-term securities and in-kind transactions, were as follows:
	U.S. Government Securities		Other Securities
iShares ETF	Purchases	Sales	Purchases	Sales
Government/Credit Bond	$38,464,522	$25,109,550	$3,767,822	$16,867,604
Intermediate Government/Credit Bond	298,367,618	307,707,731	132,112,167	127,340,459
MBS	41,042,586,643	41,782,669,847	—	301,128
For the six months ended August 31, 2026, in-kind transactions were as follows:
iShares ETF	In-kind Purchases	In-kind Sales
Government/Credit Bond	$15,251,079	$35,419,134
Intermediate Government/Credit Bond	258,389,253	247,381,581
MBS	2,045,555,085	—
7. INCOME TAX INFORMATION
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes.  It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of August 31, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
As of February 28, 2026, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:
iShares ETF	Non-Expiring Capital Loss Carryforwards
Government/Credit Bond	$(6,810,408)
Intermediate Government/Credit Bond	(50,178,331)
MBS	(691,687,666)
As of August 31, 2026, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Government/Credit Bond	$109,207,191	$191,420	$(2,181,423)	$(1,990,003)
Intermediate Government/Credit Bond	3,867,721,986	2,849,340	(97,098,865)	(94,249,525)
MBS	44,790,342,340	69,606,768	(2,425,038,534)	(2,355,431,766)
8. PRINCIPAL RISKS
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations.  Local, regional or global
135
2026 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Funds are not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates during a period of historically low interest rates. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Funds’ performance.
The Fund invests a significant portion of its assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. When a fund concentrates its investments in this manner, it assumes a greater risk of prepayment or payment extension by securities issuers. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions. Investment percentages in these securities are presented in the Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
9. CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Notes to Financial Statements
136

Notes to Financial Statements (unaudited) (continued)
Transactions in capital shares were as follows:
	Six Months Ended 08/31/26		Year Ended 02/28/26
iShares ETF	Shares	Amount	Shares	Amount
Government/Credit Bond
Shares sold	150,000	$15,481,227	50,000	$5,222,618
Shares redeemed	(350,000)	(35,955,409)	(300,000)	(31,272,764)
	(200,000)	$(20,474,182)	(250,000)	$(26,050,146)
Intermediate Government/Credit Bond
Shares sold	2,450,000	$260,361,580	6,900,000	$737,319,534
Shares redeemed	(2,350,000)	(249,994,037)	(2,200,000)	(235,273,772)
	100,000	$10,367,543	4,700,000	$502,045,762
MBS
Shares sold	21,800,000	$2,047,176,729	57,000,000	$5,335,219,877
Shares redeemed	(6,600,000)	(629,530,187)	(46,200,000)	(4,386,371,702)
	15,200,000	$1,417,646,542	10,800,000	$948,848,175
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash.  Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars.  Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash.  Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, each Funds’ custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
10. SUBSEQUENT EVENTS
Management’s evaluation of the impact of all subsequent events on the Funds’ financial statements was completed through the date the financial statements were available to be issued and the following item was noted:
The Fund announced on June 29, 2026 that it will change the Fund's name from iShares Government/Credit Bond to iShares 1-10 Year U.S. Aggregate Bond ETF and the ticker from GBF to AGGM. The Fund also announced a change of the underlying index from the Bloomberg U.S. Government/Credit Bond Index to the Bloomberg Intermediate US Aggregate Index and related changes to the Fund’s investment objective, investment strategy, and investment risks. The Fund’s revised investment objective is to seek to track the investment results of an index composed of U.S. dollar-denominated investment-grade bonds with remaining effective maturities primarily between one and ten years. These changes became effective on September 01, 2026.
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2026 iShares Semi-Annual Financial Statements and Additional Information

Additional Information
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
 • Go to icsdelivery.com.
 • If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Company’s policies and procedures with respect to the disclosure of each Fund’s portfolio securities is available in the Fund Prospectus. Each Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com.
Additional Information
138

Board Review and Approval of Investment Advisory Contract
iShares Intermediate Government/Credit Bond ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess the services of BFA and its affiliates to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 11, 2026 and May 21, 2026, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 10-11, 2026, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.
The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were within range of the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2025, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and platform and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the ETF business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding the investment performance of iShares funds, investment and risk management processes and strategies provided at the May 11, 2026 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business and ETF platform.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
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Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology (including refinements to the methodology from prior years) and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the ETF business by BFA and its affiliates, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders to further improve product quality, enhance and strengthen the ETF ecosystem and the ETF platform and to pursue continual advancement of the overall investor experience. With respect to applicable funds, the 15(c) Committee and the Board reviewed information with respect to management fees having been set at levels that anticipate scale over time. In addition, the 15(c) Committee and the Board reviewed information with respect to certain benefits to iShares funds’ shareholders as a result of BlackRock’s overall size and global platform. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.
The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), and payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services. The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Solutions Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board further noted that certain index providers pay a fee or reimburse a portion of the costs of BFA and/or its affiliates of certain co-marketing activities that promote products and strategic initiatives that incorporate the index providers’ logos and branding. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for
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the Fund. The Board also considered other indirect and intangible benefits to BlackRock as a result of its advisory relationships with the Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.
The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
iShares Government/Credit Bond ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess the services of BFA and its affiliates to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 11, 2026 and May 21, 2026, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 10-11, 2026, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.
The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were within range of the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2025, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and platform and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the ETF business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with
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regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding the investment performance of iShares funds, investment and risk management processes and strategies provided at the May 11, 2026 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business and ETF platform.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology (including refinements to the methodology from prior years) and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the ETF business by BFA and its affiliates, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders to further improve product quality, enhance and strengthen the ETF ecosystem and the ETF platform and to pursue continual advancement of the overall investor experience. With respect to applicable funds, the 15(c) Committee and the Board reviewed information with respect to management fees having been set at levels that anticipate scale over time. In addition, the 15(c) Committee and the Board reviewed information with respect to certain benefits to iShares funds’ shareholders as a result of BlackRock’s overall size and global platform. The Board noted that the Advisory Agreement for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that during the June 10-11, 2026 meeting, the Board and BFA agreed to a permanent reduction to the advisory fee rate charged to the Fund. In addition, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.
The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), and payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates)
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provides investment advisory services or other services. The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Solutions Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board further noted that certain index providers pay a fee or reimburse a portion of the costs of BFA and/or its affiliates of certain co-marketing activities that promote products and strategic initiatives that incorporate the index providers’ logos and branding. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board also considered other indirect and intangible benefits to BlackRock as a result of its advisory relationships with the Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.
The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
iShares MBS ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess the services of BFA and its affiliates to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 11, 2026 and May 21, 2026, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 10-11, 2026, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.
The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were within range of the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. The Board also considered the tradability, liquidity and developed capital markets ecosystem associated with the Fund in relation to comparison funds in the Fund’s Peer Group that do not have similar attributes. In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2025, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in
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comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and platform and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the ETF business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding the investment performance of iShares funds, investment and risk management processes and strategies provided at the May 11, 2026 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business and ETF platform.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology (including refinements to the methodology from prior years) and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the ETF business by BFA and its affiliates, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders to further improve product quality, enhance and strengthen the ETF ecosystem and the ETF platform and to pursue continual advancement of the overall investor experience. With respect to applicable funds, the 15(c) Committee and the Board reviewed information with respect to management fees having been set at levels that anticipate scale over time. In addition, the 15(c) Committee and the Board reviewed information with respect to certain benefits to iShares funds’ shareholders as a result of BlackRock’s overall size and global platform. The Board noted that the Advisory Agreement for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board reviewed all of the breakpoint arrangements and noted that the Board would continue to assess the appropriateness of adding new or revised breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges
Board Review and Approval of Investment Advisory Contract
144

Board Review and Approval of Investment Advisory Contract (continued)
of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.
The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), and payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services. The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Solutions Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board further noted that certain index providers pay a fee or reimburse a portion of the costs of BFA and/or its affiliates of certain co-marketing activities that promote products and strategic initiatives that incorporate the index providers’ logos and branding. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board also considered other indirect and intangible benefits to BlackRock as a result of its advisory relationships with the Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.
The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
145
2026 iShares Semi-Annual Financial Statements and Additional Information

Glossary of Terms Used in these Financial Statements

Portfolio Abbreviation
BAB	Build America Bond
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
GO	General Obligation
GOL	General Obligation Limited
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To-Be-Announced
Glossary of Terms Used in this Report
146

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August 31, 2026

2026 Semi-Annual Financial Statements and Additional Information (Unaudited)

iShares Trust
• iShares iBoxx $ High Yield Corporate Bond ETF | HYG | NYSE Arca
• iShares iBoxx $ Investment Grade Corporate Bond ETF | LQD | NYSE Arca

2

Schedule of Investments (unaudited)
August 31, 2026
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 1.2%
Clear Channel Outdoor Holdings, Inc.
7.13%, 02/15/31(a)	$14,763	$15,196,648
7.50%, 06/01/29(a)(b)	11,428	11,419,715
7.50%, 03/15/33(a)(b)	10,727	11,298,465
7.75%, 04/15/28(a)	10,584	10,579,204
7.88%, 04/01/30(a)	12,524	12,991,706
Lamar Media Corp.
3.63%, 01/15/31(b)	6,745	6,280,041
3.75%, 02/15/28	7,093	6,946,917
4.00%, 02/15/30(b)	7,304	6,962,358
4.88%, 01/15/29(b)	3,941	3,903,812
5.38%, 11/01/33(a)	4,613	4,486,233
Neptune Bidco U.S., Inc.
9.29%, 04/15/29(a)	33,956	34,757,681
9.50%, 02/15/33(a)	19,386	19,912,910
10.38%, 05/15/31(a)	15,367	16,140,908
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.25%, 01/15/29(a)	5,289	5,150,267
4.63%, 03/15/30(a)(b)	7,427	7,194,281
6.00%, 06/15/34(a)	5,538	5,467,902
7.38%, 02/15/31(a)	5,117	5,302,833
Stagwell Global LLC, 5.63%, 08/15/29(a)(b)	13,274	12,924,849
		196,916,730
Aerospace & Defense — 2.0%
ATI, Inc.
5.88%, 06/15/33	4,854	4,900,409
7.25%, 08/15/30	4,141	4,290,188
Bombardier, Inc.
5.88%, 01/15/35(a)(b)	5,691	5,643,984
6.75%, 06/15/33(a)(b)	10,502	10,838,945
7.00%, 06/01/32(a)(b)	9,686	10,014,860
7.25%, 07/01/31(a)(b)	8,969	9,370,658
8.75%, 11/15/30(a)	9,143	9,622,802
Incora Top Holdco LLC, 6.00%, 01/31/33(c)(d)(e)	4,292	1,235,354
TransDigm, Inc.
4.63%, 01/15/29	14,835	14,570,194
4.88%, 05/01/29(b)	9,257	9,118,380
6.00%, 01/15/33(a)	20,530	20,526,664
6.13%, 07/31/34(a)(b)	22,720	22,448,042
6.25%, 01/31/34(a)(b)	5,649	5,706,259
6.38%, 03/01/29(a)	35,403	35,865,983
6.38%, 05/31/33(a)	35,821	35,911,777
6.63%, 03/01/32(a)	29,743	30,363,885
6.75%, 08/15/28(a)	27,530	27,743,531
6.75%, 01/31/34(a)	25,101	25,495,377
6.88%, 12/15/30(a)	18,973	19,427,978
7.13%, 12/01/31(a)	12,924	13,342,771
		316,438,041
Agriculture — 0.1%
Darling Ingredients, Inc., 6.00%, 06/15/30(a)(b)	12,543	12,598,602
Airlines — 0.8%
Alaska Airlines, Inc., 6.50%, 06/01/31(a)(b)	6,846	6,836,303
American Airlines, Inc., 7.25%, 02/15/28(a)(b)	10,057	10,150,644
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/29(a)(b)	34,984	34,938,585
JetBlue Airways Corp./JetBlue Loyalty LP, 9.88%, 09/20/31(a)(b)	25,611	21,951,465
Security	Par (000)	Value
Airlines (continued)
United Airlines Holdings, Inc.
4.88%, 03/01/29	$12,862	$12,675,029
5.38%, 03/01/31(b)	12,419	12,303,938
VistaJet Malta Finance PLC/Vista Management Holding, Inc.
6.38%, 02/01/30(a)(b)	12,005	11,572,246
8.75%, 01/15/32(a)(b)	6,704	6,806,236
9.50%, 06/01/28(a)(b)	5,533	5,648,115
		122,882,561
Apparel — 0.3%
Beach Acquisition Bidco LLC, 10.00%, 07/15/33, (10.00% PIK)(a)(f)	29,371	31,581,219
VF Corp., 2.95%, 04/23/30(b)	12,179	11,060,555
		42,641,774
Auto Manufacturers — 1.3%
Allison Transmission, Inc.
3.75%, 01/30/31(a)(b)	12,335	11,484,317
4.75%, 10/01/27(a)	2,872	2,862,837
5.88%, 06/01/29(a)(b)	5,402	5,421,697
5.88%, 12/01/33(a)(b)	6,939	6,878,443
Aston Martin Capital Holdings Ltd., 10.00%, 03/31/29(a)	14,542	8,514,341
Jaguar Land Rover Automotive PLC
4.50%, 10/01/27(a)(b)	5,178	5,131,871
5.50%, 07/15/29(a)(b)	4,842	4,793,397
5.88%, 01/15/28(a)	6,933	6,918,172
Nissan Motor Acceptance Co. LLC
2.75%, 03/09/28(a)	7,556	7,215,152
5.30%, 09/13/27(a)	4,018	4,009,976
5.63%, 09/29/28(a)(b)	8,715	8,677,101
6.13%, 09/30/30(a)(b)	16,517	16,219,063
7.05%, 09/15/28(a)	8,940	9,114,544
Nissan Motor Co. Ltd.
4.35%, 09/17/27(a)	31,493	31,172,870
4.81%, 09/17/30(a)(b)	34,657	32,274,255
7.50%, 07/17/30(a)	12,566	12,899,772
7.75%, 07/17/32(a)	9,082	9,407,295
8.13%, 07/17/35(a)(b)	16,757	17,804,912
		200,800,015
Auto Parts & Equipment — 1.9%
Adient Global Holdings Ltd.
7.50%, 02/15/33(a)(b)	10,416	10,777,494
8.25%, 04/15/31(a)	5,809	6,041,568
American Axle & Manufacturing, Inc.
5.00%, 10/01/29(b)	8,487	8,282,265
6.38%, 10/15/32(a)	13,661	13,657,219
7.75%, 10/15/33(a)(b)	16,882	16,949,094
Aptiv Swiss Holdings Ltd., 6.88%, 12/15/54, (5-year CMT + 3.39%)(g)	6,377	6,423,461
Clarios Global LP/Clarios U.S. Finance Co.
6.75%, 05/15/28(a)	8,994	9,116,515
6.75%, 02/15/30(a)(b)	12,251	12,610,720
6.75%, 09/15/32(a)	15,897	16,158,256
Cooper-Standard Automotive, Inc., 9.25%, 03/01/31(a)(b)	15,835	16,065,697
Cyprium Corp./Cyprium Holdings Luxembourg SARL
6.13%, 04/15/31(a)	10,860	10,848,687
6.38%, 04/15/34(a)(b)	13,200	13,079,285
3
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Auto Parts & Equipment (continued)
Forvia SE
6.75%, 09/15/33(a)(b)	$6,760	$6,762,853
8.00%, 06/15/30(a)(b)	6,143	6,441,489
Goodyear Tire & Rubber Co. (The)
5.00%, 07/15/29(b)	12,266	11,716,143
5.25%, 04/30/31(b)	6,975	6,257,174
5.25%, 07/15/31(b)	7,419	6,594,605
5.63%, 04/30/33(b)	5,214	4,528,246
6.63%, 07/15/30	6,108	5,906,799
8.88%, 07/15/32(b)	13,244	13,504,981
IHO Verwaltungs GmbH
6.38%, 05/15/29, (6.38% Cash or 7.13% PIK)(a)(b)(f)	4,164	4,197,735
7.38%, 05/15/33, (7.38% PIK)(a)(b)(f)	7,595	7,904,969
7.75%, 11/15/30, (7.75% Cash or 8.50% PIK)(a)(f)	5,466	5,676,831
8.00%, 11/15/32, (8.00% Cash or 8.75% PIK)(a)(f)	4,886	5,158,639
Tenneco, Inc., 8.00%, 11/17/28(a)(b)	23,902	23,966,641
ZF North America Capital, Inc.
6.75%, 04/23/30(a)(b)	11,032	11,123,835
6.88%, 04/14/28(a)	7,787	7,923,511
6.88%, 04/23/32(a)(b)	10,510	10,539,515
7.13%, 04/14/30(a)(b)	7,090	7,211,527
7.50%, 03/24/31(a)(b)	19,708	20,204,110
		305,629,864
Banks — 0.0%
Freedom Mortgage Corp., 12.25%, 10/01/30(a)	5,711	6,085,755
Beverages — 0.1%
Primo Water Holdings, Inc./Triton Water Holdings, Inc.
4.38%, 04/30/29(a)	8,610	8,430,080
6.25%, 04/01/29(a)(b)	7,920	7,935,593
		16,365,673
Biotechnology — 0.2%
Genmab A/S/Genmab Finance LLC
6.25%, 12/15/32(a)	18,555	18,824,537
7.25%, 12/15/33(a)(b)	11,948	12,451,856
		31,276,393
Building Materials — 2.0%
Builders FirstSource, Inc.
4.25%, 02/01/32(a)	19,836	18,234,412
5.00%, 03/01/30(a)	6,966	6,786,502
6.38%, 06/15/32(a)(b)	8,844	8,874,926
6.38%, 03/01/34(a)	13,377	13,240,444
6.75%, 05/15/35(a)(b)	10,141	10,133,687
Camelot Return Merger Sub, Inc., 8.75%, 08/01/28(a)	10,008	5,230,987
Cornerstone Building Brands, Inc., 9.50%, 08/15/29(a)	6,812	3,560,671
CP Atlas Buyer, Inc.
9.75%, 07/15/30(a)	6,500	5,713,500
12.75%, 01/15/31, (12.75% PIK)(a)(f)	2,943	1,953,784
EMRLD Borrower LP/Emerald Co-Issuer, Inc.
6.63%, 12/15/30(a)(b)	36,800	37,530,241
6.75%, 07/15/31(a)(b)	5,764	5,934,818
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC, 6.75%, 04/01/32(a)(b)	8,591	8,509,572
Security	Par (000)	Value
Building Materials (continued)
MIWD Holdco II LLC/MIWD Finance Corp., 5.50%, 02/01/30(a)(b)	$5,524	$5,203,694
Quikrete Holdings, Inc.
6.38%, 03/01/32(a)	51,203	51,859,806
6.75%, 03/01/33(a)(b)	21,413	21,727,758
Smyrna Ready Mix Concrete LLC
6.00%, 11/01/28(a)	13,369	13,368,031
8.88%, 11/15/31(a)	13,386	13,999,413
Standard Building Solutions, Inc.
5.88%, 03/15/34(a)(b)	7,876	7,612,582
6.25%, 08/01/33(a)(b)	16,679	16,550,917
6.50%, 08/15/32(a)(b)	14,848	14,907,685
Standard Industries, Inc./New York
3.38%, 01/15/31(a)	15,693	14,150,152
4.38%, 07/15/30(a)	19,890	18,906,809
4.75%, 01/15/28(a)	13,360	13,305,295
		317,295,686
Chemicals — 2.9%
ARC Falcon I, Inc./Arclin USA LLC/New Arclin U.S. Holding Corp., 9.75%, 03/01/33(a)(b)	13,737	13,761,040
Axalta Coating Systems Dutch Holding B BV, 7.25%, 02/15/31(a)	5,675	5,869,794
Axalta Coating Systems LLC, 3.38%, 02/15/29(a)(b)	8,250	7,903,155
Celanese U.S. Holdings LLC
6.50%, 04/15/30	9,966	10,146,744
6.75%, 04/15/33(b)	13,438	13,675,252
7.00%, 02/15/31(b)	6,754	6,939,992
7.33%, 07/15/29(b)	8,651	9,018,115
7.35%, 11/15/28(b)	9,019	9,375,136
7.38%, 07/15/32(b)	12,895	13,502,582
7.38%, 02/15/34(b)	12,204	12,608,410
7.55%, 11/15/30(b)	12,370	13,097,347
7.70%, 11/15/33(b)	13,995	14,941,851
Chemours Co. (The)
4.63%, 11/15/29(a)(b)	9,863	9,333,480
5.75%, 11/15/28(a)(b)	8,346	8,262,853
7.88%, 03/15/34(a)(b)	8,932	8,718,327
8.00%, 01/15/33(a)	8,480	8,357,179
FMC Corp.
3.45%, 10/01/29(b)	8,314	7,719,335
5.65%, 05/18/33(b)	8,028	7,357,290
8.45%, 11/01/55, (5-year CMT + 4.37%)(g)	8,409	6,221,582
Huntsman International LLC
2.95%, 06/15/31	5,435	4,725,775
4.50%, 05/01/29	11,889	11,485,491
INEOS Finance PLC
6.75%, 05/15/28(a)(b)	5,416	5,413,874
7.50%, 04/15/29(a)(b)	8,848	8,775,950
Methanex Corp.
5.13%, 10/15/27	7,848	7,844,128
5.25%, 12/15/29(b)	8,488	8,432,927
Methanex U.S. Operations, Inc., 6.25%, 03/15/32(a)(b)	8,802	8,915,051
Olin Corp.
5.00%, 02/01/30(b)	7,193	6,960,914
5.63%, 08/01/29(b)	10,361	10,299,539
6.63%, 04/01/33(a)(b)	9,834	9,659,416
Olympus Water U.S. Holding Corp.
4.25%, 10/01/28(a)(b)	11,671	11,325,655
6.25%, 10/01/29(a)(b)	4,039	4,015,848
Schedule of Investments
4

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Chemicals (continued)
6.75%, 08/01/32(a)	$16,905	$16,656,841
7.25%, 06/15/31(a)	12,442	12,642,721
Series 144*, 7.25%, 02/15/33(a)	19,665	19,642,562
Perimeter Holdings LLC
5.00%, 10/30/29(a)(b)	10,225	9,986,919
6.25%, 01/15/34(a)	8,927	8,832,870
Qnity Electronics, Inc.
5.75%, 08/15/32(a)(b)	12,616	12,535,106
6.25%, 08/15/33(a)(b)	11,365	11,440,686
SCIH Salt Holdings, Inc.
6.63%, 08/15/31(a)(b)	11,995	12,114,804
8.00%, 08/15/32(a)(b)	6,660	6,732,731
Solstice Advanced Materials, Inc., 5.63%, 09/30/33(a)(b)	15,578	15,281,679
Tronox, Inc.
4.63%, 03/15/29(a)(b)	12,934	8,636,174
9.13%, 09/30/30(a)(b)	4,120	4,127,665
WR Grace Holdings LLC
5.63%, 08/15/29(a)	14,648	13,899,183
6.63%, 08/15/32(a)(b)	10,985	10,583,093
7.00%, 08/01/33(a)(b)	6,481	6,274,170
		454,051,236
Commercial Services — 5.3%
ADT Security Corp. (The)
4.13%, 08/01/29(a)(b)	14,944	14,372,299
5.88%, 10/15/33(a)(b)	15,120	14,772,769
Albion Financing 1 SARL/Aggreko Holdings, Inc., 7.00%, 05/21/30(a)	18,559	19,175,888
Allied Universal Holdco LLC, 7.88%, 02/15/31(a)(b)	33,050	34,360,076
Allied Universal Holdco LLC/Allied Universal Finance Corp.
6.00%, 06/01/29(a)(b)	11,562	11,533,673
6.88%, 06/15/30(a)(b)	14,566	14,887,544
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL, 4.63%, 06/01/28(a)	23,798	23,429,514
APi Group DE, Inc., 5.75%, 06/01/34(a)	7,548	7,408,067
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
4.75%, 04/01/28(a)	5,684	5,610,321
5.38%, 03/01/29(a)(b)	7,870	7,730,175
8.00%, 02/15/31(a)(b)	11,547	11,681,480
8.25%, 01/15/30(a)(b)	8,159	8,380,292
8.38%, 06/15/32(a)(b)	7,461	7,589,302
Belron U.K. Finance PLC, 5.75%, 10/15/29(a)	14,236	14,298,772
Block, Inc.
3.50%, 06/01/31(b)	14,482	13,265,570
5.63%, 08/15/30(a)	14,783	14,801,711
6.00%, 08/15/33(a)	15,403	15,369,916
6.50%, 05/15/32	25,302	25,684,956
Brink's Co. (The)
4.63%, 10/15/27(a)	6,534	6,490,993
6.50%, 06/15/29(a)	4,092	4,156,737
6.75%, 06/15/32(a)(b)	5,229	5,304,915
Carrix, Inc., 6.13%, 08/01/33(a)	33,414	33,397,333
Clarivate Science Holdings Corp.
3.88%, 07/01/28(a)	12,273	11,911,822
4.88%, 07/01/29(a)(b)	14,157	13,309,881
EquipmentShare.com, Inc.
7.13%, 07/01/34(a)(b)	18,196	17,898,677
Security	Par (000)	Value
Commercial Services (continued)
8.00%, 03/15/33(a)(b)	$5,553	$5,700,078
8.63%, 05/15/32(a)(b)	6,788	7,052,093
9.00%, 05/15/28(a)	13,339	13,618,236
Garda World Security Corp.
6.00%, 06/01/29(a)(b)	5,628	5,561,956
6.50%, 01/15/31(a)(b)	8,615	8,738,282
7.75%, 02/15/28(a)(b)	4,152	4,212,883
8.25%, 08/01/32(a)(b)	10,063	10,288,549
8.38%, 11/15/32(a)	12,802	13,099,705
GEO Group, Inc. (The)
8.63%, 04/15/29	7,560	7,854,502
10.25%, 04/15/31	7,847	8,438,957
Herc Holdings, Inc.
5.75%, 03/15/31(a)(b)	7,017	6,993,809
6.00%, 03/15/34(a)(b)	8,420	8,297,664
6.63%, 06/15/29(a)(b)	9,714	9,892,531
7.00%, 06/15/30(a)(b)	20,885	21,596,729
7.25%, 06/15/33(a)(b)	13,772	14,228,357
Hertz Corp. (The)
5.00%, 12/01/29(a)	12,132	4,179,474
12.63%, 07/15/29(a)(b)	16,134	10,904,043
ION Platform Finance U.S., Inc., 7.88%, 09/30/32(a)(b)	19,003	15,005,529
Prime Security Services Borrower LLC/Prime Finance, Inc., 3.38%, 08/31/27(a)	11,474	11,249,641
Raven Acquisition Holdings LLC, 6.88%, 11/15/31(a)(b)	18,020	17,950,463
RR Donnelley & Sons Co.
9.50%, 08/01/29(a)(b)	12,750	13,280,531
10.88%, 08/01/29(a)	5,530	5,726,862
11.00%, 06/01/31, (5.50% Cash and 5.50% PIK)(a)(f)	10,590	10,210,536
Service Corp. International/U.S.
3.38%, 08/15/30	9,929	9,212,188
4.00%, 05/15/31	10,907	10,241,586
4.63%, 12/15/27	5,834	5,808,115
5.13%, 06/01/29(b)	9,545	9,499,467
5.75%, 10/15/32(b)	10,851	10,842,406
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 6.75%, 08/15/32(a)(b)	25,501	25,171,124
Sotheby's, 8.25%, 04/15/31(a)	11,750	11,897,529
Synergy Infrastructure Holdings LLC
7.00%, 07/15/34(a)	5,150	5,238,141
7.88%, 12/01/30(a)(b)	5,414	5,701,096
United Rentals North America, Inc.
3.75%, 01/15/32(b)	8,932	8,185,095
3.88%, 11/15/27	9,475	9,367,190
3.88%, 02/15/31(b)	14,588	13,656,712
4.00%, 07/15/30(b)	8,993	8,547,508
4.88%, 01/15/28	22,254	22,146,079
5.25%, 01/15/30(b)	9,966	9,927,062
5.38%, 11/15/33(a)	20,046	19,518,351
6.13%, 03/15/34(a)(b)	14,798	15,002,525
Valvoline, Inc., 6.13%, 08/15/34(a)	5,886	5,875,183
Wand NewCo 3, Inc., 7.63%, 01/30/32(a)	18,858	19,167,426
Williams Scotsman, Inc.
4.63%, 08/15/28(a)	5,779	5,719,595
6.63%, 06/15/29(a)	6,170	6,266,880
6.63%, 04/15/30(a)	6,119	6,249,832
7.38%, 10/01/31(a)(b)	5,232	5,404,959
		839,550,142
5
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Computers — 0.7%
Amentum Holdings, Inc., 7.25%, 08/01/32(a)(b)	$16,200	$16,684,873
CACI International, Inc., 6.38%, 06/15/33(a)(b)	22,294	22,592,940
McAfee Corp., 7.38%, 02/15/30(a)(b)	21,893	19,762,934
NCR Atleos Corp., 9.50%, 04/01/29(a)	16,533	17,504,922
NCR Voyix Corp.
5.00%, 10/01/28(a)(b)	8,023	7,873,307
5.13%, 04/15/29(a)(b)	4,617	4,508,395
Seagate Data Storage Technology Pte Ltd.
4.09%, 06/01/29(b)	5,742	5,549,643
5.88%, 07/15/30(b)	3,527	3,578,264
9.63%, 12/01/32(b)	9,248	10,175,799
		108,231,077
Cosmetics & Personal Care — 0.4%
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC
4.75%, 01/15/29(a)	5,475	5,356,607
5.60%, 01/15/31(a)	1,822	1,773,263
6.63%, 07/15/30(a)	2,775	2,781,852
Edgewell Personal Care Co.
4.13%, 04/01/29(a)(b)	5,444	5,269,249
5.50%, 06/01/28(a)	9,828	9,825,718
Opal Bidco SAS, 6.50%, 03/31/32(a)(b)	13,339	13,462,842
Perrigo Finance Unlimited Co.
5.15%, 06/15/30(b)	10,699	10,324,105
6.13%, 09/30/32(b)	9,019	8,836,350
Prestige Brands, Inc.
3.75%, 04/01/31(a)(b)	8,566	7,883,821
6.25%, 07/15/34(a)(b)	3,853	3,863,867
		69,377,674
Distribution & Wholesale — 0.3%
American Builders & Contractors Supply Co., Inc.
3.88%, 11/15/29(a)(b)	4,245	4,037,783
4.00%, 01/15/28(a)	8,186	8,067,218
RB Global Holdings, Inc.
6.75%, 03/15/28(a)	6,054	6,112,598
7.75%, 03/15/31(a)	9,840	10,161,959
Veritiv Operating Co., 10.50%, 11/30/30(a)	12,727	13,279,004
		41,658,562
Diversified Financial Services — 5.1%
Ally Financial, Inc.
6.65%, 01/17/40, (5-year CMT + 2.45%)(g)	7,762	7,595,719
6.70%, 02/14/33(b)	6,644	6,758,778
Aretec Group, Inc.
7.50%, 04/01/29(a)(b)	4,085	4,067,342
10.00%, 08/15/30(a)	8,396	8,816,178
Azorra Finance Ltd.
6.25%, 02/15/34(a)(b)	7,907	7,823,716
7.25%, 01/15/31(a)	8,448	8,747,712
7.75%, 04/15/30(a)	7,570	7,864,693
Burford Capital Global Finance LLC
6.25%, 04/15/28(a)(b)	4,457	4,404,850
7.50%, 07/15/33(a)(b)	6,914	6,084,839
8.50%, 01/15/34(a)(b)	6,504	5,883,593
9.25%, 07/01/31(a)(b)	8,600	8,587,480
CI Financial Holdings Ltd., 7.63%, 07/23/56, (5-year CMT + 3.25%)(a)(g)	6,581	6,655,493
Coinbase Global, Inc.
3.38%, 10/01/28(a)(b)	11,936	11,381,284
3.63%, 10/01/31(a)(b)	11,216	9,892,402
Security	Par (000)	Value
Diversified Financial Services (continued)
Credit Acceptance Corp.
6.63%, 03/15/30(a)(b)	$8,501	$8,542,684
9.25%, 12/15/28(a)	8,874	9,177,829
CrossCountry Intermediate HoldCo LLC
6.50%, 10/01/30(a)	15,458	15,034,913
6.75%, 12/01/32(a)(b)	9,978	9,557,109
7.75%, 08/15/31(a)	3,630	3,631,933
Encore Capital Group, Inc.
6.63%, 04/15/31(a)	6,660	6,677,816
6.63%, 06/01/32(a)(b)	11,147	11,166,979
8.50%, 05/15/30(a)(b)	7,056	7,476,330
Focus Financial Partners LLC
6.75%, 09/15/31(a)	13,820	13,742,416
7.25%, 09/15/31(a)(b)	4,900	4,955,759
Freedom Mortgage Holdings LLC
6.88%, 05/01/31(a)	11,483	11,000,330
7.88%, 04/01/33(a)(b)	5,312	5,112,172
8.00%, 02/01/32(a)	6,502	6,423,790
8.38%, 04/01/32(a)(b)	8,128	8,158,345
9.13%, 05/15/31(a)	9,334	9,621,020
9.25%, 02/01/29(a)	13,648	14,091,475
GGAM Finance Ltd.
5.88%, 03/15/30(a)	4,837	4,851,375
6.88%, 04/15/29(a)(b)	5,037	5,127,584
8.00%, 06/15/28(a)(b)	7,131	7,368,997
goeasy Ltd.
6.88%, 02/15/31(a)(b)	5,035	4,506,135
7.38%, 10/01/30(a)(b)	4,300	3,980,546
7.63%, 07/01/29(a)	7,411	7,092,878
9.25%, 12/01/28(a)(b)	6,827	6,831,840
Series 144*, 6.88%, 05/15/30(a)(b)	5,411	4,914,224
Jefferies Finance LLC/JFIN Co-Issuer Corp.
5.00%, 08/15/28(a)	11,836	11,454,726
6.63%, 10/15/31(a)(b)	6,059	5,990,318
Jefferson Capital Holdings LLC, 8.25%, 05/15/30(a)	6,500	6,801,777
Navient Corp.
4.88%, 03/15/28(b)	7,085	7,002,392
5.50%, 03/15/29(b)	12,470	12,193,529
7.88%, 06/15/32(b)	6,311	6,122,459
9.38%, 07/25/30(b)	6,245	6,554,986
9.38%, 10/15/31(b)	5,695	5,832,775
11.50%, 03/15/31(b)	5,947	6,420,924
OneMain Finance Corp.
3.88%, 09/15/28(b)	6,845	6,634,340
4.00%, 09/15/30	10,201	9,422,483
5.38%, 11/15/29(b)	8,929	8,778,874
6.13%, 05/15/30	8,709	8,669,708
6.50%, 03/15/33(b)	13,395	13,106,314
6.63%, 01/15/28(b)	9,757	9,845,688
6.63%, 05/15/29	12,850	13,042,015
6.75%, 03/15/32	9,437	9,457,251
6.75%, 09/15/33	12,914	12,733,819
7.13%, 11/15/31(b)	10,691	10,845,335
7.13%, 09/15/32	10,616	10,757,052
7.13%, 03/15/34	5,580	5,579,330
7.50%, 05/15/31	8,748	8,967,793
7.88%, 03/15/30	8,950	9,283,064
Osaic Holdings, Inc.
6.75%, 08/01/32(a)	14,454	14,537,878
8.00%, 08/01/33(a)	9,829	10,054,524
Schedule of Investments
6

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
PennyMac Financial Services, Inc.
4.25%, 02/15/29(a)	$10,023	$9,557,687
5.75%, 09/15/31(a)	7,558	7,059,360
6.75%, 02/15/34(a)	8,897	8,236,401
6.88%, 05/15/32(a)	10,550	10,138,874
6.88%, 02/15/33(a)(b)	11,980	11,367,491
7.13%, 11/15/30(a)	8,955	8,983,879
7.88%, 12/15/29(a)	11,446	11,811,531
PRA Group, Inc.
8.38%, 02/01/28(a)(b)	4,721	4,778,347
8.88%, 01/31/30(a)(b)	8,085	8,381,760
Rocket Companies, Inc.
6.13%, 08/01/30(a)(b)	25,283	25,613,545
6.38%, 08/01/33(a)(b)	27,360	27,690,629
Rocket Cos, Inc.
6.13%, 08/01/31(a)(b)	12,357	12,510,443
6.50%, 08/01/29(a)	8,565	8,708,013
6.50%, 06/15/34(a)(b)	7,945	8,072,696
7.13%, 02/01/32(a)(b)	12,916	13,335,739
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.
3.63%, 03/01/29(a)	8,776	8,444,911
3.88%, 03/01/31(a)(b)	15,085	14,061,214
4.00%, 10/15/33(a)(b)	11,624	10,392,316
SLM Corp.
6.50%, 01/31/30	3,000	3,054,995
6.50%, 05/15/32, (1-day SOFR Index + 2.71%)(g)	7,532	7,562,572
Stonebriar ABF Issuer LLC
7.00%, 08/15/31(a)	5,344	5,202,115
8.13%, 12/15/30(a)(b)	8,771	8,854,440
Stonex Escrow Issuer LLC, 6.88%, 07/15/32(a)(b)	8,629	8,776,569
StoneX Group, Inc., 7.88%, 03/01/31(a)	6,333	6,587,563
Synchrony Financial, 7.25%, 02/02/33(b)	11,693	12,092,633
UWM Holdings LLC
6.25%, 03/15/31(a)(b)	12,940	11,568,580
6.63%, 02/01/30(a)	9,847	9,206,755
		805,748,970
Electric — 3.5%
AES Corp. (The)
6.95%, 07/15/55, (5-year CMT + 2.89%)(g)	5,839	5,744,595
7.60%, 01/15/55, (5-year CMT + 3.20%)(g)	11,816	12,047,992
Alpha Generation LLC
6.25%, 01/15/34(a)(b)	11,750	11,502,935
6.75%, 10/15/32(a)	15,160	15,250,172
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC, 6.38%, 02/15/32(a)	15,936	15,670,858
Clearway Energy Operating LLC
3.75%, 02/15/31(a)(b)	14,224	13,107,466
4.75%, 03/15/28(a)	12,358	12,240,485
5.75%, 01/15/34(a)	9,549	9,220,952
DPL LLC, 4.35%, 04/15/29	4,240	4,118,166
Edison International
7.88%, 06/15/54, (5-year CMT + 3.66%)(b)(g)	5,049	5,119,989
8.13%, 06/15/53, (5-year CMT + 3.86%)(b)(g)	5,492	5,536,581
Electricite de France SA, 9.13%, (5-year CMT + 5.41%)(a)(g)(h)	18,477	21,177,484
EUSHI Finance, Inc.
6.25%, 04/01/56, (5-year CMT + 2.51%)(g)	8,702	8,549,495
7.63%, 12/15/54, (5-year CMT + 3.14%)(g)	5,461	5,643,232
Security	Par (000)	Value
Electric (continued)
NRG Energy, Inc.
3.38%, 02/15/29(a)	$5,281	$5,024,775
3.63%, 02/15/31(a)	12,189	11,225,134
3.88%, 02/15/32(a)	6,715	6,142,546
5.25%, 06/15/29(a)	9,174	9,113,700
5.75%, 01/15/28(b)	9,579	9,589,477
5.75%, 07/15/29(a)	10,045	10,027,369
5.75%, 01/15/34(a)	15,672	15,254,653
5.88%, 05/15/34(a)	13,481	13,132,608
6.00%, 02/01/33(a)(b)	11,121	11,060,266
6.00%, 01/15/36(a)	34,633	33,657,870
6.13%, 05/15/36(a)(b)	14,824	14,520,873
6.25%, 11/01/34(a)(b)	13,042	12,985,403
PacifiCorp
7.13%, 08/15/56, (5-year CMT + 3.29%)(g)	13,451	13,244,764
7.38%, 09/15/55, (5-year CMT + 3.32%)(g)	12,792	12,773,618
PG&E Corp.
5.00%, 07/01/28(b)	12,148	11,961,447
5.25%, 07/01/30(b)	12,161	11,805,473
6.85%, 09/15/56, (5-year CMT + 3.23%)(b)(g)	12,183	11,939,779
7.38%, 03/15/55, (5-year CMT + 3.88%)(g)	20,027	20,129,278
Puget Energy, Inc.
7.00%, 09/15/56, (5-year CMT + 2.96%)(g)	4,858	4,870,626
7.25%, 09/15/56, (5-year CMT + 2.85%)(g)	6,179	6,190,639
Talen Energy Supply LLC
6.13%, 05/01/31, (Acquired 05/29/26, Cost: $21,027,168)(a)(i)	21,024	20,953,080
6.25%, 02/01/34(a)(b)	20,357	19,987,026
6.38%, 05/01/33, (Acquired 05/29/26, Cost: $34,220,933)(a)(i)	34,364	33,927,553
6.50%, 02/01/36(a)	18,380	18,025,922
VoltaGrid LLC, 7.38%, 11/01/30(a)(b)	26,179	26,300,214
XPLR Infrastructure Operating Partners LP
4.50%, 09/15/27(a)(b)	5,841	5,794,394
7.25%, 01/15/29(a)(b)	9,635	9,952,782
7.75%, 04/15/34(a)(b)	11,942	12,645,313
8.38%, 01/15/31(a)(b)	10,612	11,297,823
8.63%, 03/15/33(a)(b)	11,567	12,389,020
		560,853,827
Electrical Components & Equipment — 0.5%
Energizer Holdings, Inc.
4.38%, 03/31/29(a)(b)	9,333	9,036,510
4.75%, 06/15/28(a)(b)	6,847	6,772,243
6.00%, 09/15/33(a)(b)	5,667	5,434,455
WESCO Distribution, Inc.
5.25%, 04/15/31(a)	7,651	7,553,249
5.50%, 04/15/34(a)(b)	10,046	9,791,425
6.38%, 03/15/29(a)	11,608	11,794,702
6.38%, 03/15/33(a)	10,146	10,300,639
6.63%, 03/15/32(a)(b)	12,627	12,895,829
		73,579,052
Electronics — 0.3%
Ingram Micro, Inc., 4.75%, 05/15/29(a)	26,212	25,622,206
Sensata Technologies BV, 5.88%, 09/01/30(a)(b)	5,439	5,468,338
Sensata Technologies, Inc.
3.75%, 02/15/31(a)(b)	8,968	8,353,159
4.38%, 02/15/30(a)	5,413	5,225,701
6.63%, 07/15/32(a)(b)	6,225	6,373,412
		51,042,816
7
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Energy - Alternate Sources — 0.1%
TerraForm Power Operating LLC
4.75%, 01/15/30(a)(b)	$9,818	$9,429,969
5.00%, 01/31/28(a)(b)	11,515	11,384,611
		20,814,580
Engineering & Construction — 0.3%
AECOM, 6.00%, 08/01/33(a)(b)	16,205	16,136,378
Brand Industrial Services, Inc., 10.38%, 08/01/30(a)(b)	20,000	17,522,500
Global Infrastructure Solutions, Inc.
5.63%, 06/01/29(a)	750	748,941
6.38%, 07/15/34(a)	7,027	7,072,096
		41,479,915
Entertainment — 2.6%
Brightstar Lottery PLC, 5.25%, 01/15/29(a)	9,075	8,998,231
Brightstar Lottery PLC/Brightstar Global Solutions Corp., 5.75%, 01/15/33(a)(b)	12,021	11,685,614
Caesars Entertainment, Inc.
4.63%, 10/15/29(a)(b)	16,609	15,906,982
6.00%, 10/15/32(a)(b)	14,977	13,449,645
6.50%, 02/15/32(a)(b)	19,897	19,236,040
7.00%, 02/15/30(a)	25,721	25,841,595
Churchill Downs, Inc.
4.75%, 01/15/28(a)(b)	8,882	8,824,874
5.75%, 04/01/30(a)(b)	16,510	16,507,400
6.75%, 05/01/31(a)(b)	8,631	8,760,273
Cinemark USA, Inc.
5.25%, 07/15/28(a)	9,042	9,008,586
7.00%, 08/01/32(a)(b)	5,382	5,543,289
Light & Wonder International, Inc.
6.25%, 10/01/33(a)(b)	15,827	15,760,210
7.25%, 11/15/29(a)	5,446	5,526,328
7.50%, 09/01/31(a)(b)	6,384	6,618,421
Live Nation Entertainment, Inc.
3.75%, 01/15/28(a)	5,302	5,205,017
4.75%, 10/15/27(a)(b)	11,068	11,003,197
Merlin Entertainments Group U.S. Holdings, Inc., 7.38%, 02/15/31(a)	5,485	4,157,027
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC
8.25%, 04/15/30(a)(b)	10,305	10,751,258
11.88%, 04/15/31(a)(b)	8,736	9,472,736
Motion Bondco DAC, 6.63%, 11/15/27(a)	3,614	3,405,092
Motion Finco SARL, 8.38%, 02/15/32(a)	4,864	3,663,435
Muvico LLC, 15.00%, 02/19/29, (9.00% Cash and 6.00% PIK)(a)(b)(f)	9,915	11,330,463
Penn Entertainment, Inc.
4.13%, 07/01/29(a)	5,107	4,894,421
6.75%, 04/01/31(a)(b)	9,700	9,727,313
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.
5.63%, 09/01/29(a)	10,223	7,510,685
5.88%, 09/01/31(a)	10,338	6,956,673
Resorts World Las Vegas LLC/RWLV Capital, Inc.
4.63%, 04/16/29(a)(b)	12,262	11,165,065
8.45%, 07/27/30(a)(b)	4,976	4,973,327
Rivers Enterprise Borrower LLC, 6.25%, 10/15/30(a)(b)	8,266	8,363,067
Security	Par (000)	Value
Entertainment (continued)
Rivers Enterprise Borrower LLC/Rivers Enterprise Finance Corp., 6.63%, 02/01/33(a)(b)	$9,286	$9,400,223
Six Flags Entertainment Corp., 7.25%, 05/15/31(a)(b)	9,331	9,225,355
Six Flags Entertainment Corp./Canada's Wonderland Co./Magnum Management Corp., 5.25%, 07/15/29(b)	6,683	6,481,346
Six Flags Entertainment Corp./Canada's Wonderland Co/Millennium Operations LLC, 8.63%, 01/15/32(a)(b)	13,111	13,306,026
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc./Canada's Wonderland Co., 6.63%, 05/01/32(a)(b)	10,134	10,249,634
Vail Resorts, Inc.
5.63%, 07/15/30(a)(b)	6,285	6,282,727
6.50%, 05/15/32(a)(b)	7,173	7,266,955
Voyager Parent LLC, 9.25%, 07/01/32(a)	23,284	24,907,419
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
5.13%, 10/01/29(a)(b)	9,060	8,999,881
6.25%, 03/15/33(a)(b)	10,171	10,161,600
7.13%, 02/15/31(a)(b)	14,168	14,882,790
		405,410,220
Environmental Control — 0.6%
Clean Harbors, Inc.
5.75%, 10/15/33(a)(b)	9,199	9,194,356
6.38%, 02/01/31(a)(b)	5,453	5,518,996
GFL Environmental Holdings U.S., Inc.
5.50%, 02/01/34(a)	15,106	14,157,020
5.63%, 07/01/31(a)	9,594	9,368,929
GFL Environmental, Inc.
4.00%, 08/01/28(a)(b)	9,876	9,676,626
4.38%, 08/15/29(a)	6,100	5,888,216
4.75%, 06/15/29(a)	8,864	8,659,905
6.75%, 01/15/31(a)	12,619	12,827,111
Madison IAQ LLC
4.13%, 06/30/28(a)	8,556	8,429,799
5.88%, 06/30/29(a)	12,456	12,433,387
Wrangler Holdco Corp., 6.63%, 04/01/32(a)(b)	5,502	5,549,987
		101,704,332
Food — 2.4%
Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
3.50%, 03/15/29(a)	16,857	16,008,474
4.88%, 02/15/30(a)(b)	11,901	11,460,653
5.50%, 03/31/31(a)	8,721	8,442,960
5.63%, 03/31/32(a)	14,754	14,189,770
5.75%, 03/31/34(a)(b)	23,275	21,842,645
6.25%, 03/15/33(a)(b)	7,827	7,678,874
6.50%, 02/15/28(a)	9,368	9,434,329
B&G Foods, Inc.
8.00%, 09/15/28(a)(b)	10,512	10,438,439
11.00%, 06/15/31(a)(b)	6,563	5,697,001
Chobani LLC/Chobani Finance Corp., Inc.
4.63%, 11/15/28(a)	2,319	2,293,108
6.38%, 04/15/34(a)(b)	11,825	11,947,668
7.63%, 07/01/29(a)	6,111	6,277,834
Schedule of Investments
8

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Food (continued)
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc.
7.00%, 08/15/34(a)(b)	$6,110	$6,167,422
7.13%, 04/30/33(a)(b)	12,846	13,122,126
Lamb Weston Holdings, Inc.
4.13%, 01/31/30(a)	11,982	11,476,946
4.38%, 01/31/32(a)(b)	9,117	8,569,281
4.88%, 05/15/28(a)(b)	5,574	5,543,520
Performance Food Group, Inc.
4.25%, 08/01/29(a)	12,494	12,128,745
5.63%, 03/01/34(a)(b)	13,287	12,903,934
6.13%, 09/15/32(a)	11,927	11,957,581
Pilgrim's Pride Corp.
3.50%, 03/01/32(b)	10,823	9,796,064
4.25%, 04/15/31	12,572	11,998,794
6.25%, 07/01/33(b)	8,176	8,450,570
6.88%, 05/15/34(b)	6,723	7,194,733
Post Holdings, Inc.
4.50%, 09/15/31(a)(b)	11,669	10,853,852
4.63%, 04/15/30(a)(b)	17,235	16,606,334
6.25%, 02/15/32(a)	12,159	12,273,340
6.25%, 10/15/34(a)(b)	15,456	14,884,399
6.38%, 03/01/33(a)(b)	14,586	14,329,534
6.50%, 03/15/36(a)(b)	18,951	18,352,181
U.S. Foods, Inc.
4.63%, 06/01/30(a)	5,960	5,803,628
4.75%, 02/15/29(a)	11,824	11,659,748
5.75%, 04/15/33(a)	7,089	7,040,390
6.88%, 09/15/28(a)	6,148	6,259,541
7.25%, 01/15/32(a)	5,666	5,845,388
Viking Baked Goods Acquisition Corp., 8.63%, 11/01/31(a)(b)	14,243	14,300,392
		383,230,198
Food Service — 0.2%
Aramark Services, Inc., 5.00%, 02/01/28(a)	13,943	13,903,254
TKC Holdings, Inc.
8.50%, 08/15/30(a)(b)	13,308	13,827,132
12.00%, 02/15/31(a)	7,757	8,320,856
		36,051,242
Forest Products & Paper — 0.1%
Magnera Corp.
4.75%, 11/15/29(a)(b)	5,613	5,296,497
7.25%, 11/15/31(a)(b)	10,754	10,577,150
Mercer International, Inc.
5.13%, 02/01/29	9,872	2,954,608
12.88%, 10/01/28(a)	4,986	1,778,756
		20,607,011
Gas — 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp.
6.88%, 06/01/31(a)(b)	6,848	6,834,421
9.50%, 06/01/30(a)(b)	7,126	7,564,826
		14,399,247
Health Care - Products — 0.6%
Avantor Funding, Inc.
3.88%, 11/01/29(a)	10,207	9,826,591
4.63%, 07/15/28(a)	22,406	22,223,501
Bausch & Lomb Corp., 8.38%, 10/01/28(a)	19,901	20,408,957
Dentsply Sirona, Inc., 8.38%, 09/12/55, (5-year CMT + 4.38%)(b)(g)	6,184	6,143,846
Medline Borrower LP, 5.25%, 10/01/29(a)(b)	31,177	30,977,240
Security	Par (000)	Value
Health Care - Products (continued)
Teleflex, Inc.
4.25%, 06/01/28(a)	$6,018	$5,901,055
5.88%, 01/15/32(a)(b)	5,856	5,862,307
		101,343,497
Health Care - Services — 5.4%
Acadia Healthcare Co., Inc.
5.00%, 04/15/29(a)(b)	5,502	5,401,046
5.50%, 07/01/28(a)	4,728	4,718,903
7.38%, 03/15/33(a)(b)	8,203	8,546,761
Centene Corp.
2.50%, 03/01/31	32,450	28,306,268
2.63%, 08/01/31	20,546	17,896,053
3.00%, 10/15/30	34,441	31,067,122
3.38%, 02/15/30	31,434	29,172,412
4.63%, 12/15/29	42,424	41,317,463
Charles River Laboratories International, Inc.
3.75%, 03/15/29(a)	7,534	7,263,176
4.00%, 03/15/31(a)(b)	7,913	7,443,896
4.25%, 05/01/28(a)(b)	6,032	5,954,079
CHS/Community Health Systems, Inc.
4.75%, 02/15/31(a)(b)	8,580	7,815,930
5.25%, 05/15/30(a)(b)	18,930	17,633,409
6.00%, 01/15/29(a)(b)	7,578	7,490,019
6.13%, 04/01/30(a)(b)	15,688	13,454,421
6.88%, 04/15/29(a)(b)	15,823	15,173,078
9.75%, 01/15/34(a)(b)	22,432	22,874,987
10.88%, 01/15/32(a)(b)	19,165	20,342,135
DaVita, Inc.
3.75%, 02/15/31(a)	20,620	19,042,692
4.63%, 06/01/30(a)	34,476	33,222,690
6.75%, 07/15/33(a)(b)	13,635	13,951,628
6.88%, 09/01/32(a)(b)	12,896	13,207,986
Encompass Health Corp.
4.50%, 02/01/28(b)	4,456	4,425,784
4.63%, 04/01/31	4,304	4,162,197
4.75%, 02/01/30(b)	9,774	9,634,288
5.88%, 06/01/34(a)(b)	8,125	8,072,803
Global Medical Response, Inc., 7.38%, 10/01/32(a)	13,287	13,751,399
Humana, Inc., 6.63%, 09/15/56, (5-year CMT + 2.89%)(b)(g)	12,094	11,966,722
IQVIA, Inc.
6.25%, 06/01/32(a)(b)	27,648	28,168,855
6.50%, 05/15/30(a)	5,857	5,977,252
LifePoint Health, Inc.
5.38%, 01/15/29(a)(b)	5,362	5,190,968
7.00%, 05/01/34(a)	20,930	19,671,035
8.38%, 02/15/32(a)(b)	8,052	8,128,917
9.88%, 08/15/30(a)	11,238	11,815,043
10.00%, 06/01/32(a)(b)	9,453	9,149,876
Molina Healthcare, Inc.
3.88%, 11/15/30(a)	7,667	7,115,504
3.88%, 05/15/32(a)(b)	8,899	8,027,896
4.38%, 06/15/28(a)(b)	9,325	9,169,586
6.25%, 01/15/33(a)	12,397	12,317,978
6.50%, 02/15/31(a)(b)	9,930	10,080,608
MPH Acquisition Holdings LLC
5.75%, 12/31/30(a)(b)	10,179	8,727,455
6.75%, 03/31/31, (6.00% Cash and 0.75% PIK)(a)(f)	8,202	5,720,182
9
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
11.50%, 12/31/30, (6.50% Cash and 5.00% PIK)(a)(b)(f)	$7,986	$7,893,407
National Mentor Holdings, Inc., 10.50%, 12/15/30(a)	15,706	16,709,648
Prime Healthcare Services, Inc., 9.38%, 09/01/29(a)	19,076	19,780,364
Radiology Partners, Inc.
8.50%, 07/15/32(a)	11,655	11,916,191
9.78%, 02/15/30, (9.78% PIK)(a)(f)	7,482	7,334,363
Star Parent, Inc., 9.00%, 10/01/30(a)(b)	17,100	17,950,027
Surgery Center Holdings, Inc., 7.25%, 04/15/32(a)(b)	16,533	16,623,098
Team Health Holdings, Inc.
8.38%, 06/30/28(a)	4,901	4,904,614
13.50%, 06/30/28, (9.00% Cash and 4.50% PIK)(a)(b)(f)	8,576	8,793,739
Tenet Healthcare Corp.
4.25%, 06/01/29(b)	17,667	17,207,328
4.38%, 01/15/30	19,674	19,054,462
4.63%, 06/15/28	6,869	6,812,319
5.13%, 11/01/27	17,917	17,909,892
5.50%, 11/15/32(a)	18,816	18,556,010
6.00%, 11/15/33(a)(b)	9,052	9,071,125
6.13%, 10/01/28(b)	20,431	20,448,893
6.13%, 06/15/30	24,995	25,168,850
6.75%, 05/15/31(b)	16,543	16,900,105
U.S. Acute Care Solutions LLC, 9.75%, 05/15/29(a)(b)	11,985	11,735,136
		847,340,073
Holding Companies - Diversified — 0.8%
Compass Group Diversified Holdings LLC, 5.25%, 04/15/29(a)(b)	13,442	12,829,274
FS KKR Capital Corp.
3.13%, 10/12/28(b)	11,888	11,241,709
6.13%, 01/15/30(b)	8,545	8,370,937
6.13%, 01/15/31	5,878	5,711,179
6.88%, 08/15/29	8,370	8,438,293
7.50%, 08/01/31	10,252	10,432,738
7.88%, 01/15/29(b)	5,975	6,143,752
HA Sustainable Infrastructure Capital, Inc.
7.13%, 11/15/56, (5-year CMT + 3.48%)(g)	6,364	6,404,039
8.00%, 06/01/56, (5-year CMT + 4.30%)(g)	6,074	6,384,655
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.38%, 02/01/29	7,454	6,348,391
9.00%, 06/15/30(b)	9,430	8,713,037
9.75%, 01/15/29(b)	8,743	8,379,728
10.00%, 11/15/29(a)	12,023	11,621,628
Stena International SA
7.25%, 01/15/31(a)	9,901	10,137,818
7.63%, 02/15/31(a)	4,129	4,264,052
		125,421,230
Home Builders — 0.4%
Ashton Woods USA LLC/Ashton Woods Finance Co.
4.63%, 04/01/30(a)	4,062	3,874,411
6.88%, 08/01/33(a)	6,326	6,349,008
Beazer Homes USA, Inc., 8.00%, 01/15/32(a)(b)	4,343	4,446,011
Security	Par (000)	Value
Home Builders (continued)
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC
4.88%, 02/15/30(a)(b)	$5,259	$4,961,361
6.25%, 09/15/27(a)	6,589	6,592,733
Century Communities, Inc.
3.88%, 08/15/29(a)	5,371	5,118,162
6.63%, 09/15/33(a)(b)	6,641	6,718,019
LGI Homes, Inc.
7.00%, 11/15/32(a)(b)	4,054	4,010,609
8.75%, 12/15/28(a)(b)	4,141	4,258,876
Mattamy Group Corp.
4.63%, 03/01/30(a)	6,688	6,421,013
6.00%, 12/15/33(a)	5,171	5,014,306
		57,764,509
Home Furnishings — 0.5%
FXI Holdings, Inc.
11.00%, 11/15/30(a)(b)	9,638	8,345,312
14.00%, 11/15/29, (16.00% PIK)(a)(f)	5,392	1,331,848
Somnigroup International, Inc.
3.88%, 10/15/31(a)(b)	13,117	12,031,568
4.00%, 04/15/29(a)(b)	10,291	9,899,824
Whirlpool Corp.
4.75%, 02/26/29	8,983	8,517,735
6.13%, 06/15/30(b)	7,365	6,921,977
6.50%, 06/15/33(b)	7,865	6,794,782
7.50%, 07/01/31(a)(b)	12,098	12,128,312
7.88%, 07/01/34(a)(b)	12,679	12,421,971
		78,393,329
Household Products & Wares — 0.1%
Kronos Acquisition Holdings, Inc.
8.25%, 06/30/31(a)	7,674	5,943,682
10.75%, 06/30/32(a)	6,311	2,504,599
		8,448,281
Housewares — 0.5%
Central Garden & Pet Co.
4.13%, 10/15/30(b)	7,523	7,128,797
4.13%, 04/30/31(a)(b)	7,110	6,681,659
Newell Brands, Inc.
6.25%, 08/15/31(a)(b)	5,490	5,502,659
6.38%, 05/15/30(b)	9,041	9,165,785
6.63%, 09/15/29(b)	6,210	6,327,728
6.63%, 05/15/32(b)	7,055	7,207,549
8.50%, 06/01/28(a)	17,458	18,184,969
Scotts Miracle-Gro Co. (The)
4.00%, 04/01/31(b)	5,220	4,855,012
4.38%, 02/01/32(b)	4,860	4,518,100
4.50%, 10/15/29(b)	4,340	4,255,574
		73,827,832
Insurance — 3.0%
Acrisure LLC/Acrisure Finance, Inc.
4.25%, 02/15/29(a)	9,224	8,427,471
6.00%, 08/01/29(a)	5,643	4,784,398
6.75%, 07/01/32(a)(b)	7,279	6,225,032
7.50%, 11/06/30(a)	14,358	13,219,011
8.25%, 02/01/29(a)(b)	11,303	10,313,133
8.50%, 06/15/29(a)	6,787	6,152,741
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
4.25%, 10/15/27(a)	8,399	8,314,758
5.88%, 11/01/29(a)(b)	4,751	4,715,473
Schedule of Investments
10

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
6.50%, 10/01/31(a)	$14,418	$14,472,080
6.75%, 04/15/28(a)	15,102	15,222,348
7.00%, 01/15/31(a)(b)	19,777	20,056,141
7.38%, 10/01/32(a)(b)	10,454	10,574,629
American National Group, Inc., 7.00%, 12/01/55, (5-year CMT + 3.18%)(b)(g)	5,299	5,063,283
AmWINS Group, Inc.
4.88%, 06/30/29(a)	11,591	11,260,291
6.38%, 02/15/29(a)	10,755	10,848,509
Ardonagh Finco Ltd., 7.75%, 02/15/31(a)(b)	19,197	19,576,621
Ardonagh Group Finance Ltd., 8.88%, 02/15/32(a)(b)	20,296	20,360,148
Asurion LLC/Asurion Co-Issuer, Inc.
8.00%, 12/31/32(a)(b)	48,063	47,777,544
8.38%, 02/01/34(a)(b)	42,358	38,250,333
CRC Insurance Group LLC, 7.13%, 06/01/31(a)(b)	45,149	45,183,011
Global Atlantic Fin Co.
7.25%, 03/01/56, (5-year CMT + 3.55%)(a)(b)(g)	7,013	6,758,836
7.95%, 10/15/54, (5-year CMT + 3.61%)(a)(b)(g)	6,766	6,739,892
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC
7.25%, 02/15/31(a)	14,832	14,658,688
8.13%, 02/15/32(a)	14,392	13,540,351
HUB International Ltd.
5.63%, 12/01/29(a)(b)	6,004	5,981,585
7.25%, 06/15/30(a)	44,806	46,113,224
7.38%, 01/31/32(a)(b)	23,882	24,524,775
Jones Deslauriers Insurance Management, Inc.
6.88%, 10/01/33(a)(b)	4,020	3,787,478
8.50%, 03/15/30(a)	9,746	10,026,036
Ryan Specialty LLC
4.38%, 02/01/30(a)	4,029	3,895,364
5.88%, 08/01/32(a)(b)	15,825	15,688,145
		472,511,329
Internet — 1.6%
Arches Buyer, Inc.
4.25%, 06/01/28(a)	11,881	11,629,271
6.13%, 12/01/28(a)(b)	7,268	7,182,403
9.00%, 08/15/31(a)	6,778	7,079,359
Gen Digital, Inc.
6.25%, 04/01/33(a)	12,864	12,870,775
6.75%, 09/30/27(a)(b)	10,345	10,373,687
7.13%, 09/30/30(a)(b)	6,698	6,810,215
Getty Images, Inc., 11.25%, 02/21/30(a)	5,546	4,106,369
Go Daddy Operating Co. LLC/GD Finance Co., Inc.
3.50%, 03/01/29(a)(b)	9,839	9,319,202
5.25%, 12/01/27(a)	7,263	7,255,295
ION Platform Finance U.S., Inc./ION Platform Finance SARL
5.75%, 05/15/28(a)(b)	4,734	4,451,475
9.00%, 08/01/29(a)(b)	5,715	5,216,062
9.50%, 05/30/29(a)(b)	10,214	9,477,911
Series 144@, 8.75%, 05/01/29(a)	8,998	8,224,496
Match Group Holdings II LLC
3.63%, 10/01/31(a)(b)	6,612	5,950,965
4.13%, 08/01/30(a)	6,281	5,914,317
Security	Par (000)	Value
Internet (continued)
4.63%, 06/01/28(a)(b)	$5,324	$5,259,454
5.00%, 12/15/27(a)	4,622	4,611,063
6.13%, 09/15/33(a)	10,268	10,103,224
Photo Holdings LLC, 12.00%, 07/01/31(a)	15,556	15,984,473
Rakuten Group, Inc.
6.25%, (5-year CMT + 4.96%)(a)(b)(g)(h)	12,811	12,144,900
8.13%, (5-year CMT + 4.25%)(a)(b)(g)(h)	6,157	6,318,919
9.75%, 04/15/29(a)	25,410	27,687,963
Snap, Inc.
6.88%, 03/01/33(a)(b)	18,487	18,092,256
6.88%, 03/15/34(a)(b)	7,172	6,984,632
Wayfair LLC
6.75%, 11/15/32(a)(b)	12,168	12,526,722
7.13%, 05/31/34(a)(b)	4,305	4,457,415
7.25%, 10/31/29(a)	9,928	10,270,516
7.75%, 09/15/30(a)	10,011	10,528,862
		260,832,201
Iron & Steel — 1.2%
Cleveland-Cliffs, Inc.
6.75%, 04/15/30(a)	9,561	9,626,250
6.88%, 11/01/29(a)(b)	10,787	10,937,923
7.00%, 03/15/32(a)(b)	19,638	19,848,806
7.38%, 05/01/33(a)(b)	12,441	12,675,658
7.50%, 09/15/31(a)	11,402	11,713,594
7.63%, 01/15/34(a)(b)	15,398	15,703,587
Commercial Metals Co.
5.75%, 11/15/33(a)	12,831	12,617,640
6.00%, 12/15/35(a)(b)	15,150	14,945,475
Fortescue Treasury Pty. Ltd.
4.38%, 04/01/31(a)	13,154	12,411,609
4.50%, 09/15/27(a)	6,424	6,370,350
5.88%, 04/15/30(a)	5,275	5,293,902
6.13%, 04/15/32(a)(b)	10,394	10,518,734
Mineral Resources Ltd.
6.00%, 05/01/32(a)	9,239	9,113,518
6.25%, 05/01/34(a)(b)	8,048	7,869,458
7.00%, 04/01/31(a)(b)	8,867	9,129,765
8.50%, 05/01/30(a)(b)	6,932	7,148,759
9.25%, 10/01/28(a)	9,362	9,620,333
		185,545,361
Leisure Time — 0.9%
Gaia Purchaser, Inc., 7.63%, 07/15/33(a)	11,306	11,539,120
NCL Corp. Ltd.
5.88%, 01/15/31(a)(b)	14,584	13,981,571
6.25%, 09/15/33(a)(b)	12,190	11,393,514
6.75%, 02/01/32(a)	22,791	22,163,696
7.75%, 02/15/29(a)(b)	7,248	7,546,083
NCL Finance Ltd., 6.13%, 03/15/28(a)	6,144	6,180,065
Sabre Financial Borrower LLC, 11.13%, 06/15/29(a)	12,475	13,234,416
Sabre GLBL, Inc.
10.75%, 11/15/29(a)	5,635	5,566,338
10.75%, 03/15/30(a)(b)	5,705	5,580,823
11.13%, 07/15/30(a)(b)	16,796	16,519,845
Viking Cruises Ltd.
5.88%, 10/15/33(a)	21,056	20,858,705
7.00%, 02/15/29(a)(b)	5,368	5,378,582
9.13%, 07/15/31(a)	9,787	10,262,434
		150,205,192
11
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Lodging — 2.6%
Boyd Gaming Corp.
4.75%, 12/01/27	$12,042	$12,007,330
4.75%, 06/15/31(a)(b)	10,648	10,202,555
Hilton Domestic Operating Co., Inc.
3.63%, 02/15/32(a)(b)	19,095	17,350,338
3.75%, 05/01/29(a)(b)	10,035	9,651,655
4.00%, 05/01/31(a)(b)	14,588	13,705,420
4.88%, 01/15/30(b)	12,822	12,673,757
5.50%, 09/15/31(a)	13,796	13,739,616
5.50%, 03/31/34(a)(b)	14,318	14,061,994
5.75%, 09/15/33(a)	13,385	13,360,182
5.88%, 04/01/29(a)	6,553	6,602,251
5.88%, 03/15/33(a)	12,481	12,508,593
6.13%, 04/01/32(a)(b)	5,358	5,418,235
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.
4.88%, 07/01/31(a)(b)	8,483	7,844,385
5.00%, 06/01/29(a)	11,064	10,773,261
6.63%, 01/15/32(a)(b)	12,288	12,380,339
Marriott Ownership Resorts, Inc.
4.50%, 06/15/29(a)(b)	6,646	6,425,017
6.50%, 10/01/33(a)(b)	9,396	9,349,715
Melco Resorts Finance Ltd.
5.38%, 12/04/29(a)(b)	15,054	14,635,625
5.75%, 07/21/28(a)	9,905	9,864,439
6.50%, 09/24/33(a)(b)	8,516	8,271,165
7.63%, 04/17/32(a)(b)	9,597	9,826,738
MGM China Holdings Ltd.
6.25%, 05/15/33(a)	12,626	12,241,147
7.13%, 06/26/31(a)(b)	5,452	5,647,606
MGM Resorts International
4.75%, 10/15/28(b)	9,408	9,335,859
6.13%, 09/15/29(b)	10,018	10,120,695
6.50%, 04/15/32(b)	9,213	9,196,863
Station Casinos LLC
4.50%, 02/15/28(a)(b)	8,165	8,075,408
4.63%, 12/01/31(a)(b)	8,637	8,139,984
6.63%, 03/15/32(a)(b)	7,097	7,185,268
Studio City Finance Ltd., 5.00%, 01/15/29(a)(b)	13,326	12,812,674
Travel and Leisure Co.
4.50%, 12/01/29(a)	7,377	7,125,675
6.13%, 09/01/33(a)(b)	8,523	8,391,426
6.25%, 06/01/31(a)	13,601	13,691,772
Wyndham Hotels & Resorts, Inc.
4.38%, 08/15/28(a)(b)	5,703	5,592,148
5.63%, 03/01/33(a)	8,498	8,319,143
Wynn Macau Ltd.
5.13%, 12/15/29(a)(b)	11,803	11,522,974
5.50%, 10/01/27(a)(b)	8,596	8,572,688
5.63%, 08/26/28(a)	16,594	16,513,731
6.75%, 02/15/34(a)	15,373	15,208,386
		408,346,057
Machinery — 0.3%
Esab Corp.
5.63%, 04/01/31(a)	12,007	11,930,245
6.25%, 04/15/29(a)(b)	8,406	8,510,681
Solaris Energy Infrastructure LLC, 6.38%, 05/15/31(a)(b)	17,768	17,653,332
Security	Par (000)	Value
Machinery (continued)
Terex Corp.
5.00%, 05/15/29(a)	$7,653	$7,587,964
6.25%, 10/15/32(a)(b)	8,699	8,768,105
		54,450,327
Manufacturing — 0.3%
Avient Corp.
6.25%, 11/01/31(a)(b)	8,738	8,858,980
7.13%, 08/01/30(a)(b)	9,410	9,563,877
Axon Enterprise, Inc.
6.13%, 03/15/30(a)	12,747	12,953,629
6.25%, 03/15/33(a)	9,678	9,855,200
		41,231,686
Media — 8.5%
AMC Global Media, Inc., 10.50%, 07/15/32(a)	18,293	19,289,557
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/31(a)(b)	37,924	34,214,054
4.25%, 01/15/34(a)(b)	27,747	23,127,652
4.50%, 08/15/30(a)	34,961	32,509,776
4.50%, 05/01/32(b)	37,118	32,613,953
4.50%, 06/01/33(a)(b)	22,182	19,182,577
4.75%, 03/01/30(a)	38,830	36,764,279
4.75%, 02/01/32(a)(b)	15,002	13,421,739
5.00%, 02/01/28(a)	32,728	32,379,110
5.38%, 06/01/29(a)	21,030	20,658,215
6.38%, 09/01/29(a)	18,398	18,423,704
7.00%, 02/01/33(a)(b)	22,121	21,618,993
7.38%, 03/01/31(a)(b)	13,261	13,439,603
7.38%, 02/01/36(a)(b)	18,104	17,504,859
CSC Holdings LLC
3.38%, 02/15/31(a)	12,986	6,772,160
4.13%, 12/01/30(a)	15,514	8,104,126
4.50%, 11/15/31(a)	20,783	10,802,899
4.63%, 12/01/30(a)	30,452	6,505,309
5.00%, 11/15/31(a)	4,796	1,011,141
5.38%, 02/01/28(a)	12,980	7,054,630
5.75%, 01/15/30(a)	27,330	5,778,245
6.50%, 02/01/29(a)	23,464	12,469,431
7.50%, 04/01/28(a)	13,246	3,070,456
11.25%, 05/15/28(a)	12,812	7,146,598
11.75%, 01/31/29(a)	26,593	14,639,446
Directv Financing LLC, 8.88%, 02/01/30(a)	29,834	30,497,952
Directv Financing LLC/Directv Financing Co-Obligor, Inc.
9.25%, 06/01/32(a)(b)	18,580	19,399,398
10.00%, 02/15/31(a)(b)	26,277	27,803,875
Discovery Communications LLC
3.63%, 05/15/30(b)	11,929	11,189,984
4.13%, 05/15/29(b)	8,044	7,924,033
6.35%, 06/01/40	5,341	4,352,862
3.95%, 03/20/28	16,821	16,611,390
5.00%, 09/20/37	5,065	3,916,309
Discovery Global Holdings, Inc.
4.28%, 03/15/32(b)	38,507	35,219,611
4.05%, 03/15/29	17,915	17,737,045
DISH DBS Corp.
5.75%, 12/01/28(a)	36,369	35,813,056
7.38%, 07/01/28	15,347	15,112,418
5.13%, 06/01/29	19,800	18,282,306
Schedule of Investments
12

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Media (continued)
EchoStar Corp.
6.75%, 11/30/30, (6.00% Cash and 0.75% PIK)(f)	$28,977	$29,394,244
10.75%, 11/30/29	64,711	69,951,582
EW Scripps Co. (The), 9.88%, 08/15/30(a)(b)	9,116	8,240,226
Gray Media, Inc.
4.75%, 10/15/30(a)	9,870	8,110,080
5.38%, 11/15/31(a)(b)	15,134	11,780,521
7.25%, 08/15/33(a)(b)	10,240	10,241,433
7.50%, 09/15/34(a)	8,995	8,987,769
9.63%, 07/15/32(a)(b)	14,182	14,554,049
10.50%, 07/15/29(a)(b)	6,249	6,598,832
iHeartCommunications, Inc.
7.75%, 08/15/30(a)(b)	7,558	6,309,502
9.13%, 05/01/29(a)(b)	8,433	7,588,554
10.88%, 05/01/30(a)(b)	8,813	6,193,899
LCPR Senior Secured Financing DAC
5.13%, 07/15/29(a)	10,134	5,677,016
6.75%, 10/15/27(a)	14,681	8,474,149
McGraw-Hill Education, Inc.
5.75%, 08/01/28(a)	10,615	10,581,416
7.38%, 09/01/31(a)	7,424	7,609,860
8.00%, 08/01/29(a)(b)	8,618	8,630,824
Nexstar Media, Inc.
4.75%, 11/01/28(a)	11,923	11,732,159
6.50%, 09/15/33(a)	43,651	43,828,498
7.25%, 04/15/34(a)(b)	22,134	22,417,796
Paramount Global
3.38%, 02/15/28	5,575	5,445,353
3.70%, 06/01/28	5,622	5,471,916
4.20%, 06/01/29	7,790	7,467,824
4.20%, 05/19/32	11,943	10,388,074
4.95%, 01/15/31	15,689	14,618,378
Scripps Escrow II, Inc., 3.88%, 01/15/29(a)(b)	5,627	5,261,108
Sinclair Television Group, Inc.
5.50%, 03/01/30(a)(b)	5,680	5,035,342
8.13%, 02/15/33(a)(b)	18,436	19,163,319
9.75%, 02/15/33(a)(b)	4,492	5,031,040
Sirius XM Radio LLC
3.88%, 09/01/31(a)(b)	19,152	17,444,657
4.00%, 07/15/28(a)	25,570	24,928,109
4.13%, 07/01/30(a)	18,244	17,146,206
5.00%, 08/01/27(a)(b)	4,464	4,454,436
5.50%, 07/01/29(a)(b)	16,363	16,320,047
5.88%, 04/15/32(a)(b)	15,743	15,527,012
Sunrise FinCo I BV, 4.88%, 07/15/31(a)(b)	16,609	15,629,069
Telenet Finance Luxembourg Notes SARL, 5.50%, 03/01/28(a)	6,866	6,769,809
Univision Communications, Inc.
4.50%, 05/01/29(a)	14,072	13,402,079
7.38%, 06/30/30(a)(b)	10,689	10,729,560
8.50%, 07/31/31(a)	16,158	16,284,483
8.88%, 04/15/33(a)	19,431	19,183,983
9.38%, 08/01/32(a)	18,633	18,990,819
Versant Media Group, Inc., 7.25%, 01/30/31(a)	15,032	15,571,694
Virgin Media Finance PLC, 5.00%, 07/15/30(a)(b)	11,874	7,322,577
Virgin Media O2 Vendor Financing Notes VI DAC, 8.50%, 03/15/33(a)(b)	6,122	4,147,152
Security	Par (000)	Value
Media (continued)
Virgin Media Secured Finance PLC
4.50%, 08/15/30(a)	$12,265	$10,166,550
5.50%, 05/15/29(a)	18,017	16,647,722
VZ Secured Financing BV
5.00%, 01/15/32(a)	20,051	16,927,916
7.50%, 01/15/33(a)	14,466	13,101,976
Ziggo Bond Co. BV, 5.13%, 02/28/30(a)(b)	5,229	4,431,787
Ziggo BV, 4.88%, 01/15/30(a)	12,628	11,633,066
		1,343,908,223
Metal Fabricate & Hardware — 0.1%
Advanced Drainage Systems, Inc.
5.38%, 03/01/34(a)	5,582	5,415,443
6.38%, 06/15/30(a)(b)	5,465	5,504,771
		10,920,214
Mining — 0.8%
Alcoa Nederland Holding BV
4.13%, 03/31/29(a)	5,547	5,364,487
7.13%, 03/15/31(a)(b)	9,712	10,038,138
Alumina Pty. Ltd.
6.13%, 03/15/30(a)	5,957	6,018,733
6.38%, 09/15/32(a)(b)	6,293	6,372,921
Arcosa, Inc.
4.38%, 04/15/29(a)(b)	4,375	4,292,236
6.88%, 08/15/32(a)(b)	7,750	8,024,126
Arsenal AIC Parent LLC
8.00%, 10/01/30(a)	8,039	8,359,446
11.50%, 10/01/31(a)	6,134	6,517,038
Constellium SE, 3.75%, 04/15/29(a)(b)	5,814	5,578,894
Kaiser Aluminum Corp.
4.50%, 06/01/31(a)(b)	6,030	5,725,023
5.88%, 03/01/34(a)	6,179	6,045,467
Novelis Corp.
3.88%, 08/15/31(a)(b)	8,588	7,858,595
4.75%, 01/30/30(a)	20,093	19,401,767
6.38%, 08/15/33(a)(b)	11,402	11,426,229
6.88%, 01/30/30(a)	8,652	8,884,541
		119,907,641
Office & Business Equipment — 0.1%
Xerox Corp.
10.25%, 10/15/30(a)	5,066	4,447,695
13.50%, 04/15/31(a)	6,355	4,178,412
Xerox Holdings Corp.
5.50%, 08/15/28(a)	4,010	2,222,984
8.88%, 11/30/29(a)	6,114	2,369,633
		13,218,724
Oil & Gas — 4.7%
Aethon United BR LP/Aethon United Finance Corp., 7.50%, 10/01/29(a)	12,472	12,942,874
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
5.88%, 06/30/29(a)(b)	4,460	4,456,525
6.63%, 10/15/32(a)	9,091	9,168,901
6.63%, 07/15/33(a)	7,440	7,509,862
California Resources Corp.
7.00%, 01/15/34(a)	11,323	11,302,482
7.25%, 01/15/35(a)(b)	7,077	7,092,701
Calumet Specialty Products Partners LP/Calumet Finance Corp., 9.75%, 02/15/31(a)	7,526	8,154,801
13
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
Caturus Energy LLC
7.13%, 05/15/31(a)	$10,892	$10,904,052
8.50%, 02/15/30(a)	7,335	7,637,340
Chord Energy Corp.
6.00%, 10/01/30(a)	8,692	8,783,269
6.75%, 03/15/33(a)	9,031	9,221,886
CITGO Petroleum Corp., 8.38%, 01/15/29(a)	13,718	14,070,381
CNX Resources Corp.
5.88%, 03/01/34(a)(b)	8,703	8,482,562
7.25%, 03/01/32(a)(b)	6,745	6,944,015
7.38%, 01/15/31(a)	6,273	6,417,995
Comstock Resources, Inc.
5.88%, 01/15/30(a)	13,457	12,885,979
6.75%, 03/01/29(a)	22,809	22,562,714
Crescent Energy Finance LLC
7.38%, 01/15/33(a)(b)	12,107	12,349,266
7.63%, 04/01/32(a)	13,499	13,862,277
7.88%, 04/15/32(a)(b)	14,027	14,490,197
8.38%, 01/15/34(a)(b)	9,104	9,601,983
CVR Energy, Inc.
7.50%, 02/15/31(a)	9,728	9,996,313
7.88%, 02/15/34(a)	6,157	6,384,396
Energian Israel Finance Ltd.
5.38%, 03/30/28(a)(j)	7,200	7,159,226
5.88%, 03/30/31(a)(j)	8,012	7,693,531
8.50%, 09/30/33(a)(j)	8,861	9,297,679
Hilcorp Energy I LP/Hilcorp Finance Co.
5.75%, 02/01/29(a)	7,745	7,747,580
6.00%, 04/15/30(a)	5,421	5,401,422
6.00%, 02/01/31(a)(b)	6,630	6,543,495
6.25%, 11/01/28(a)(b)	7,205	7,187,888
6.25%, 04/15/32(a)	6,530	6,395,844
6.88%, 05/15/34(a)(b)	5,489	5,439,473
7.25%, 02/15/35(a)(b)	14,785	14,856,264
8.38%, 11/01/33(a)	8,414	8,919,854
Matador Resources Co.
6.00%, 04/15/34(a)(b)	10,726	10,488,920
6.25%, 04/15/33(a)(b)	9,333	9,329,629
6.50%, 04/15/32(a)	10,706	10,798,923
Murphy Oil Corp.
6.00%, 10/01/32	2,918	2,905,699
6.50%, 02/15/34	9,303	9,259,442
Nabors Industries, Inc.
7.63%, 11/15/32(a)(b)	10,269	10,589,158
8.88%, 08/15/31(a)	6,508	6,804,557
9.13%, 01/31/30(a)(b)	6,262	6,565,171
Noble Finance II LLC
6.25%, 06/15/34(a)	8,035	7,884,132
8.00%, 04/15/30(a)	15,442	15,965,454
Northern Oil & Gas, Inc.
7.50%, 09/01/34(a)	3,080	3,103,624
7.88%, 10/15/33(a)(b)	11,492	11,820,001
8.75%, 06/15/31(a)(b)	5,488	5,708,100
PBF Holding Co. LLC/PBF Finance Corp.
7.25%, 06/01/34(a)(b)	5,365	5,509,661
7.88%, 09/15/30(a)	5,797	6,000,698
9.88%, 03/15/30(a)(b)	10,090	10,770,470
SM Energy Co.
6.50%, 07/15/28	4,182	4,187,364
6.63%, 04/15/34(a)(b)	14,173	14,256,823
6.75%, 08/01/29(a)	11,099	11,346,538
Security	Par (000)	Value
Oil & Gas (continued)
7.00%, 08/01/32(a)(b)	$9,024	$9,224,662
8.63%, 11/01/30(a)	13,742	14,425,788
8.75%, 07/01/31(a)(b)	19,048	19,888,104
9.63%, 06/15/33(a)	11,602	12,760,363
Sunoco LP
4.50%, 10/01/29(a)	9,391	9,138,441
4.63%, 05/01/30(a)	10,052	9,728,673
5.38%, 07/15/31(a)(b)	6,791	6,701,757
5.63%, 03/15/31(a)	12,966	12,886,242
5.63%, 07/15/34(a)	8,884	8,624,939
5.88%, 03/15/34(a)	13,055	12,852,204
6.25%, 07/01/33(a)	13,594	13,666,501
6.63%, 08/15/32(a)	6,196	6,292,843
7.00%, 05/01/29(a)(b)	9,328	9,561,377
7.25%, 05/01/32(a)(b)	9,218	9,532,897
Sunoco LP/Sunoco Finance Corp.
4.50%, 05/15/29	9,525	9,309,966
4.50%, 04/30/30(b)	10,447	10,130,371
5.88%, 03/15/28	4,584	4,586,683
7.00%, 09/15/28(a)	5,923	6,027,289
Talos Production, Inc.
8.00%, 07/15/34(a)(b)	9,252	9,568,653
9.38%, 02/01/31(a)(b)	7,138	7,579,959
Transocean International Ltd.
7.88%, 10/15/32(a)	7,706	8,093,106
8.25%, 05/15/29(a)(b)	10,649	11,057,120
8.50%, 05/15/31(a)(b)	10,662	11,210,597
8.75%, 02/15/30(a)(b)	8,853	9,213,889
Valaris Ltd., 8.38%, 04/30/30(a)	13,331	13,845,147
		741,066,962
Oil & Gas Services — 0.8%
Archrock Partners LP/Archrock Partners Finance Corp., 6.63%, 09/01/32(a)	10,102	10,281,316
Archrock Services LP/Archrock Partners Finance Corp., 6.00%, 02/01/34(a)	12,276	12,056,659
Kodiak Gas Services LLC
5.88%, 04/01/31(a)	13,519	13,490,176
6.50%, 10/01/33(a)(b)	9,852	9,936,050
6.75%, 10/01/35(a)(b)	9,065	9,231,471
USA Compression Partners LP/USA Compression Finance Corp.
6.25%, 10/01/33(a)(b)	10,879	10,772,476
7.13%, 03/15/29(a)	12,721	13,038,241
WBI Operating LLC
6.25%, 10/15/30(a)	12,107	12,135,815
6.50%, 10/15/33(a)(b)	11,168	11,213,589
Weatherford International Ltd., 6.75%, 10/15/33(a)(b)	18,766	19,105,036
		121,260,829
Packaging & Containers — 1.9%
Ardagh Group SA
9.50%, 12/01/30(a)	19,085	19,947,673
11.00%, 12/01/30, (5.50% Cash + 6.50% PIK)(a)(f)	15,852	15,185,629
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
3.25%, 09/01/28(a)(b)	7,538	7,327,690
4.00%, 09/01/29(a)	12,720	12,200,388
6.25%, 01/30/31(a)	8,007	8,036,639
Schedule of Investments
14

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Packaging & Containers (continued)
Ball Corp.
2.88%, 08/15/30(b)	$16,457	$14,990,270
3.13%, 09/15/31(b)	10,770	9,689,410
5.50%, 09/15/33(b)	10,316	10,233,172
6.00%, 06/15/29	12,564	12,702,903
Clydesdale Acquisition Holdings, Inc.
6.63%, 04/15/29(a)	7,890	7,905,165
6.75%, 04/15/32(a)(b)	19,054	18,593,613
6.88%, 01/15/30(a)	6,158	6,157,579
8.75%, 04/15/30(a)(b)	14,112	13,979,799
Crown Americas LLC
5.25%, 04/01/30(b)	5,795	5,787,091
5.88%, 06/01/33	9,224	9,226,306
Graphic Packaging International LLC
3.50%, 03/15/28(a)(b)	4,725	4,596,716
3.75%, 02/01/30(a)(b)	5,015	4,704,515
6.38%, 07/15/32(a)(b)	5,615	5,677,701
Mauser Packaging Solutions Holding Co.
7.88%, 04/15/30(a)	33,646	34,306,303
9.25%, 04/15/30(a)(b)	16,392	16,329,360
OI European Group BV, 4.75%, 02/15/30(a)(b)	5,183	4,684,104
Owens-Brockway Glass Container, Inc.
7.25%, 05/15/31(a)(b)	8,612	7,974,949
9.50%, 06/01/33(a)(b)	6,131	5,999,462
Sword Purchaser LLC
8.25%, 04/15/33(a)(b)	23,955	24,781,364
10.50%, 04/15/34(a)(b)	5,808	6,050,968
Trivium Packaging Finance BV
8.25%, 07/15/30(a)	6,720	7,105,224
12.25%, 01/15/31(a)	7,025	7,775,579
		301,949,572
Pharmaceuticals — 2.1%
1261229 B.C. Ltd., 10.00%, 04/15/32(a)	77,965	80,987,117
Accendra Health, Inc., 9.75%, 06/15/33(a)(b)	6,888	3,120,913
AdaptHealth LLC
4.63%, 08/01/29(a)(b)	5,615	5,287,692
5.13%, 03/01/30(a)(b)	8,803	8,234,429
Bausch Health Companies, Inc.
4.88%, 06/01/28(a)	9,383	8,951,569
5.00%, 01/30/28(a)	5,369	4,971,828
5.00%, 02/15/29(a)	5,573	4,409,200
5.25%, 01/30/30(a)	9,785	6,971,016
5.25%, 02/15/31(a)	6,491	4,196,026
6.25%, 02/15/29(a)	10,031	8,269,014
11.00%, 09/30/28(a)	10,563	11,144,079
CVS Health Corp.
6.75%, 12/10/54, (5-year CMT + 2.52%)(b)(g)	9,935	10,171,275
7.00%, 03/10/55, (5-year CMT + 2.89%)(g)	28,489	29,358,254
Endo Finance Holdings LP, 8.50%, 04/15/31(a)(b)	11,924	12,555,018
Gainwell Acquisition Corp., 9.00%, 09/01/31(a)(b)	21,905	22,843,257
HLF Financing SARL LLC/Herbalife International, Inc.
4.88%, 06/01/29(a)(b)	7,779	7,329,378
7.75%, 05/01/33(a)	9,280	9,376,021
Jazz Securities DAC, 4.38%, 01/15/29(a)(b)	19,477	19,094,164
Organon & Co./Organon Foreign Debt Co-Issuer BV
4.13%, 04/30/28(a)	25,975	25,703,540
5.13%, 04/30/31(a)(b)	22,533	22,476,634
Security	Par (000)	Value
Pharmaceuticals (continued)
6.75%, 05/15/34(a)	$5,854	$6,137,158
7.88%, 05/15/34(a)(b)	7,350	7,867,946
Teva Pharmaceutical Finance Netherlands III BV
5.13%, 05/09/29(b)	4,605	4,606,172
6.75%, 03/01/28	7,546	7,715,719
Teva Pharmaceutical Finance Netherlands IV BV, 5.75%, 12/01/30	1,820	1,848,326
		333,625,745
Pipelines — 5.1%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.38%, 06/15/29(a)	8,031	8,030,652
5.75%, 10/15/33(a)	9,436	9,305,665
5.75%, 07/01/34(a)(b)	7,573	7,431,006
6.63%, 02/01/32(a)	6,957	7,099,257
Blue Racer Midstream LLC/Blue Racer Finance Corp.
7.00%, 07/15/29(a)	5,608	5,762,531
7.25%, 07/15/32(a)	6,039	6,241,069
Buckeye Partners LP
4.13%, 12/01/27(b)	4,743	4,672,315
4.50%, 03/01/28(a)	5,680	5,611,487
6.75%, 02/01/30(a)(b)	5,681	5,833,855
6.88%, 07/01/29(a)	7,846	8,021,338
CQP Holdco LP/BIP-V Chinook Holdco LLC
5.50%, 06/15/31(a)	17,213	16,819,879
7.50%, 12/15/33(a)(b)	5,625	5,898,359
Delek Logistics Partners LP/Delek Logistics Finance Corp.
6.88%, 06/01/34(a)(b)	11,231	11,328,281
7.38%, 06/30/33(a)(b)	8,278	8,514,771
8.63%, 03/15/29(a)	7,987	8,274,543
Energy Transfer LP
6.50%, 02/15/56, (5-year CMT + 2.68%)(g)	14,926	14,968,726
6.70%, 01/15/57, (5-year CMT + 2.22%)(b)(g)	15,934	15,774,775
6.75%, 02/15/56, (5-year CMT + 2.48%)(g)	10,104	10,060,502
7.13%, 10/01/54, (5-year CMT + 2.83%)(g)	4,084	4,188,666
8.00%, 05/15/54, (5-year CMT + 4.02%)(g)	10,492	10,988,325
Series ., 6.55%, 01/15/57, (5-year CMT + 2.34%)(g)	7,157	7,111,570
Genesis Energy LP/Genesis Energy Finance Corp.
6.75%, 03/15/34(b)	11,130	11,203,366
7.88%, 05/15/32	8,670	8,980,386
8.00%, 05/15/33(b)	7,194	7,535,980
8.25%, 01/15/29	6,735	6,936,708
8.88%, 04/15/30(b)	5,593	5,839,784
Global Partners LP/GLP Finance Corp.
7.13%, 07/01/33(a)(b)	5,069	5,201,989
8.25%, 01/15/32(a)(b)	4,726	4,940,967
Harvest Midstream I LP
6.75%, 05/15/34(a)(b)	12,184	12,358,407
7.50%, 05/15/32(a)	5,462	5,662,611
Hess Midstream Operations LP
4.25%, 02/15/30(a)	9,012	8,680,960
5.13%, 06/15/28(a)(b)	7,017	7,000,264
5.50%, 10/15/30(a)(b)	4,086	4,071,361
5.88%, 03/01/28(a)	10,345	10,423,803
6.50%, 06/01/29(a)	7,440	7,579,411
15
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
Howard Midstream Energy Partners LLC
6.63%, 01/15/34(a)(b)	$10,064	$10,167,508
6.63%, 01/15/35(a)	6,840	6,868,972
7.38%, 07/15/32(a)	7,442	7,680,256
ITT Holdings LLC, 6.50%, 08/01/29(a)	14,886	14,836,199
Kinetik Holdings LP
5.88%, 06/15/30(a)(b)	12,066	12,123,410
6.63%, 12/15/28(a)(b)	13,201	13,425,887
NGL Energy Operating LLC/NGL Energy Finance Corp.
8.13%, 02/15/29(a)	10,811	11,138,606
8.38%, 02/15/32(a)(b)	15,675	16,415,285
Rockies Express Pipeline LLC
4.95%, 07/15/29(a)	7,164	7,081,658
6.75%, 03/15/33(a)	6,168	6,283,674
South Bow Canadian Infrastructure Holdings Ltd.
7.50%, 03/01/55, (5-year CMT + 3.67%)(b)(g)	8,538	8,950,725
7.63%, 03/01/55, (5-year CMT + 3.95%)(g)	4,825	5,011,282
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
5.50%, 01/15/28(a)	8,887	8,888,389
6.00%, 12/31/30(a)	8,330	8,321,254
6.00%, 09/01/31(a)	6,052	5,978,040
6.75%, 03/15/34(a)	10,381	10,463,250
7.38%, 02/15/29(a)	9,833	10,092,020
Venture Global Calcasieu Pass LLC
3.88%, 11/01/33(a)(b)	17,778	15,754,149
6.00%, 05/01/36(a)	11,073	11,017,327
6.25%, 01/15/30(a)	13,943	14,231,021
3.88%, 08/15/29(a)	17,967	17,204,031
4.13%, 08/15/31(a)	17,434	16,280,560
Venture Global LNG, Inc.
6.38%, 12/15/34(a)	15,574	15,455,627
6.63%, 06/15/36(a)(b)	15,902	15,959,769
7.00%, 01/15/30(a)(b)	18,327	18,838,965
8.38%, 06/01/31(a)(b)	29,252	30,418,777
9.50%, 02/01/29(a)	38,237	41,087,951
9.88%, 02/01/32(a)(b)	26,009	27,684,476
Venture Global Plaquemines LNG LLC
6.13%, 12/15/30(a)	22,961	23,435,661
6.50%, 01/15/34(a)	25,290	26,132,003
6.50%, 06/15/34(a)(b)	17,529	18,131,466
6.75%, 01/15/36(a)(b)	27,021	28,424,403
7.50%, 05/01/33(a)	18,596	20,188,786
7.75%, 05/01/35(a)(b)	17,994	19,994,573
		812,319,529
Real Estate — 0.7%
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp., 7.00%, 04/15/30(a)	8,014	8,057,668
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp.
5.25%, 04/15/30(a)	4,894	4,728,563
5.75%, 01/15/29(a)(b)	7,936	7,849,365
9.75%, 04/15/30(a)	5,550	5,943,142
CoreLogic, Inc.
9.00%, 08/01/31(a)(b)	22,901	22,787,887
12.00%, 02/01/32(a)(b)	9,708	9,283,992
Howard Hughes Corp. (The)
4.13%, 02/01/29(a)	8,266	7,988,345
4.38%, 02/01/31(a)(b)	8,807	8,306,538
Security	Par (000)	Value
Real Estate (continued)
5.88%, 03/01/32(a)	$6,835	$6,720,246
6.13%, 03/01/34(a)(b)	8,605	8,446,693
Kennedy-Wilson, Inc.
7.00%, 06/01/31(a)	15,174	15,513,872
7.25%, 06/01/33(a)(b)	12,077	12,296,756
		117,923,067
Real Estate Investment Trusts — 3.0%
Brandywine Operating Partnership LP
3.95%, 11/15/27	5,491	5,374,948
8.88%, 04/12/29(b)	11,075	11,696,962
Diversified Healthcare Trust
4.38%, 03/01/31	7,569	6,903,201
4.75%, 02/15/28(b)	6,846	6,696,600
Hudson Pacific Properties LP
3.25%, 01/15/30(b)	5,155	4,584,883
3.95%, 11/01/27	4,066	3,967,819
4.65%, 04/01/29(b)	5,493	5,207,284
Iron Mountain Information Management Services, Inc., 5.00%, 07/15/32(a)	8,914	8,498,601
Iron Mountain, Inc.
4.50%, 02/15/31(a)	13,056	12,405,164
4.88%, 09/15/27(a)	11,671	11,642,931
4.88%, 09/15/29(a)	11,988	11,727,640
5.00%, 07/15/28(a)	5,802	5,748,383
5.25%, 03/15/28(a)(b)	10,685	10,656,204
5.25%, 07/15/30(a)	15,926	15,620,055
5.63%, 07/15/32(a)(b)	8,667	8,513,897
6.25%, 01/15/33(a)(b)	17,399	17,520,757
6.25%, 01/15/35(a)	22,708	22,463,321
7.00%, 02/15/29(a)	13,115	13,334,520
Millrose Properties, Inc.
6.25%, 09/15/32(a)	8,597	8,624,590
6.38%, 08/01/30(a)(b)	15,235	15,448,925
MPT Operating Partnership LP/MPT Finance Corp.
5.00%, 10/15/27	2,300	2,258,412
8.50%, 02/15/32(a)	19,822	20,095,627
9.25%, 02/15/32(a)	36,882	36,051,922
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
4.88%, 05/15/29(a)(b)	8,927	8,754,197
5.88%, 10/01/28(a)	9,680	9,659,497
7.00%, 02/01/30(a)(b)	6,090	6,230,666
RHP Hotel Properties LP/RHP Finance Corp.
4.50%, 02/15/29(a)	7,351	7,218,452
5.75%, 03/15/34(a)	13,012	12,815,775
6.25%, 02/15/35(a)	3,910	3,929,545
6.50%, 04/01/32(a)(b)	13,169	13,398,779
6.50%, 06/15/33(a)(b)	8,179	8,340,116
7.25%, 07/15/28(a)	4,352	4,427,404
Rithm Capital Corp.
8.00%, 04/01/29(a)	9,399	9,506,792
8.00%, 07/15/30(a)	6,733	6,761,052
8.50%, 06/01/31(a)	6,187	6,251,879
SBA Communications Corp., 3.13%, 02/01/29	17,775	16,990,074
Service Properties Trust
3.95%, 01/15/28	4,566	4,425,755
4.38%, 02/15/30	5,437	4,976,214
4.95%, 10/01/29(b)	4,513	4,269,888
8.63%, 11/15/31(a)	13,202	13,842,033
8.88%, 06/15/32(b)	8,285	8,516,330
Schedule of Investments
16

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Starwood Property Trust, Inc.
5.25%, 10/15/28(a)	$6,570	$6,515,978
5.75%, 01/15/31(a)	7,969	7,896,307
5.88%, 08/15/29(a)(b)	3,833	3,846,471
6.00%, 04/15/30(a)	6,918	6,950,644
6.13%, 06/01/31(a)(b)	9,586	9,606,747
6.50%, 07/01/30(a)	8,324	8,469,583
6.50%, 10/15/30(a)	7,773	7,893,870
7.25%, 04/01/29(a)	7,253	7,476,654
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, 6.00%, 01/15/30(a)(b)	8,002	7,704,106
		481,717,454
Retail — 4.6%
Advance Auto Parts, Inc.
3.90%, 04/15/30(b)	6,459	6,078,082
7.00%, 08/01/30(a)(b)	14,026	14,332,091
7.38%, 08/01/33(a)(b)	14,778	15,156,676
Asbury Automotive Group, Inc.
4.50%, 03/01/28	4,198	4,158,560
4.63%, 11/15/29(a)(b)	11,456	11,137,614
4.75%, 03/01/30(b)	7,174	6,984,429
5.00%, 02/15/32(a)(b)	10,540	10,050,319
Bath & Body Works, Inc.
5.25%, 02/01/28	5,173	5,181,052
6.63%, 10/01/30(a)(b)	11,981	12,199,360
7.50%, 06/15/29(b)	4,088	4,139,562
Burger King (Restaurant Brands International, Inc.)/New Red Finance, Inc.
3.50%, 02/15/29(a)(b)	9,016	8,674,312
3.88%, 01/15/28(a)(b)	20,132	19,790,765
4.00%, 10/15/30(a)	41,838	39,459,070
4.38%, 01/15/28(a)(b)	9,446	9,343,823
5.63%, 09/15/29(a)	6,039	6,064,482
6.13%, 06/15/29(a)	15,271	15,449,953
Carvana Co., 9.00%, 06/01/31, (9.00 % Cash)(a)(b)(f)	23,507	25,923,422
Ferrellgas LP/Ferrellgas Finance Corp.
5.88%, 04/01/29(a)(b)	9,657	9,522,821
9.25%, 01/15/31(a)(b)	7,339	7,763,732
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.
4.63%, 01/15/29(a)(b)	12,061	11,753,477
6.75%, 01/15/30(a)(b)	15,237	14,904,172
FirstCash, Inc.
4.63%, 09/01/28(a)	8,283	8,115,959
5.63%, 01/01/30(a)(b)	6,990	6,916,081
6.13%, 05/01/34(a)	11,528	11,393,722
6.88%, 03/01/32(a)	7,936	8,092,001
Gap, Inc. (The)
3.63%, 10/01/29(a)	8,646	8,163,488
3.88%, 10/01/31(a)(b)	11,888	10,900,226
Global Auto Holdings Ltd./AAG FH U.K. Ltd.
8.38%, 01/15/29(a)	6,877	6,885,000
8.75%, 01/15/32(a)(b)	7,572	7,429,019
11.50%, 08/15/29(a)	8,435	8,915,412
Group 1 Automotive, Inc.
4.00%, 08/15/28(a)(b)	9,007	8,779,255
6.38%, 01/15/30(a)	6,720	6,768,442
Kohl's Corp., 5.13%, 05/01/31	1,308	1,179,625
Security	Par (000)	Value
Retail (continued)
LBM Acquisition LLC
6.25%, 01/15/29(a)	$11,175	$7,057,361
9.50%, 06/15/31(a)	12,719	10,555,816
LCM Investments Holdings II LLC
4.88%, 05/01/29(a)	13,715	13,386,481
8.25%, 08/01/31(a)	11,488	11,936,215
Lithia Motors, Inc.
3.88%, 06/01/29(a)(b)	9,679	9,294,663
4.38%, 01/15/31(a)(b)	7,429	7,076,510
4.63%, 12/15/27(a)(b)	3,253	3,233,902
5.50%, 10/01/30(a)	9,447	9,374,233
Macy's Retail Holdings LLC
6.13%, 03/15/32(a)(b)	4,621	4,629,424
7.38%, 08/01/33(a)(b)	6,819	7,101,704
Michaels Companies, Inc. (The)
8.50%, 03/15/33(a)(b)	26,807	26,545,286
11.00%, 03/15/34(a)(b)	8,684	8,414,176
Murphy Oil USA, Inc.
3.75%, 02/15/31(a)	5,522	5,145,183
4.75%, 09/15/29	5,315	5,221,925
5.88%, 06/01/34(a)	7,083	7,031,080
Nordstrom, Inc.
4.25%, 08/01/31(b)	5,600	5,170,520
4.38%, 04/01/30(b)	7,790	7,417,731
Park River Holdings, Inc.
8.00%, 03/15/31(a)	10,089	10,116,114
8.75%, 12/31/30(a)(b)	5,842	5,542,036
PetSmart LLC/PetSmart Finance Corp.
7.50%, 09/15/32(a)(b)	26,431	26,659,335
10.00%, 09/15/33(a)	9,792	9,783,432
QXO Building Products, Inc.
6.50%, 07/15/31(a)(b)	20,361	20,554,698
6.75%, 04/30/32(a)(b)	29,399	30,057,755
6.88%, 07/15/34(a)(b)	18,629	18,846,579
SAKS Global, 11.00%, 12/15/29(b)(c)(d)(e)	23,484	2
Sonic Automotive, Inc.
4.63%, 11/15/29(a)(b)	7,842	7,657,398
4.88%, 11/15/31(a)(b)	8,631	8,239,570
Staples, Inc.
10.75%, 09/01/29(a)	31,328	30,092,972
12.75%, 01/15/30(a)	9,488	7,493,269
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 06/01/31(a)	7,309	6,906,362
Yum! Brands, Inc.
3.63%, 03/15/31	13,996	12,938,077
4.63%, 01/31/32(b)	13,529	12,871,928
4.75%, 01/15/30(a)	9,276	9,091,487
5.38%, 04/01/32(b)	12,775	12,631,355
		729,680,583
Semiconductors — 0.2%
Entegris, Inc.
3.63%, 05/01/29(a)(b)	4,328	4,150,638
4.38%, 04/15/28(a)(b)	4,259	4,207,692
4.75%, 04/15/29(a)	20,668	20,364,673
5.95%, 06/15/30(a)(b)	10,879	10,952,303
		39,675,306
Software — 3.4%
AthenaHealth Group, Inc.
6.50%, 02/15/30(a)	31,062	30,359,365
7.50%, 02/15/32(a)	4,072	4,184,879
17
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Software (continued)
CDK Steerco
7.25%, 06/15/29(d)	$12,032	$8,181,760
8.00%, 06/15/29(d)	12,198	8,294,640
Cloud Software Group LLC
6.63%, 08/15/33(a)(b)	12,364	11,250,467
8.25%, 06/30/32(a)(b)	23,223	22,747,105
9.00%, 09/30/29(a)(b)	48,896	48,898,200
Cloud Software Group, Inc., 6.50%, 03/31/29(a)	51,541	51,291,619
CoreWeave, Inc.
9.00%, 02/01/31(a)(b)	23,230	20,791,126
9.25%, 06/01/30(a)(b)	25,922	24,070,360
9.63%, 07/15/32(a)(b)	16,044	14,168,857
9.75%, 10/01/31(a)(b)	34,829	31,093,555
Fair Isaac Corp.
4.00%, 06/15/28(a)(b)	10,489	10,239,108
6.00%, 05/15/33(a)(b)	20,915	20,561,629
6.25%, 09/15/34(a)	14,292	13,988,894
OAK-Eagle Acquireco, Inc.
7.25%, 07/01/33(a)	40,058	41,665,596
8.75%, 07/01/34(a)	33,527	35,582,326
Open Text Corp.
3.88%, 02/15/28(a)(b)	11,698	11,436,832
3.88%, 12/01/29(a)	10,795	10,081,311
Open Text Holdings, Inc.
4.13%, 02/15/30(a)(b)	12,521	11,665,682
4.13%, 12/01/31(a)(b)	9,286	8,278,864
ROBLOX Corp., 3.88%, 05/01/30(a)	12,030	11,328,877
Rocket Software, Inc.
6.50%, 02/15/29(a)(b)	6,379	6,253,493
9.00%, 11/28/28(a)(b)	9,532	9,729,527
SS&C Technologies, Inc.
5.50%, 09/30/27(a)(b)	23,693	23,698,682
6.50%, 06/01/32(a)(b)	10,596	10,725,327
Twilio, Inc.
3.63%, 03/15/29(b)	6,652	6,412,304
3.88%, 03/15/31(b)	5,589	5,247,816
UKG, Inc., 6.88%, 02/01/31(a)(b)	31,544	31,092,637
		543,320,838
Telecommunications — 7.2%
Altice Financing SA
5.00%, 01/15/28(a)	17,891	10,941,837
5.75%, 08/15/29(a)	26,388	16,098,065
Altice France Lux 3/Altice Holdings 1, 10.00%, 01/15/33(a)	13,556	13,161,462
Altice France SA
6.50%, 04/15/32(a)	26,283	25,552,194
6.88%, 10/15/30(a)	10,943	10,713,145
6.88%, 07/15/32(a)	19,540	19,134,418
9.50%, 11/01/29(a)	16,440	16,631,924
APLD ComputeCo 2 LLC, 6.75%, 03/15/31(a)(b)	30,759	29,534,395
APLD ComputeCo 3 LLC, 7.00%, 06/15/31(a)(b)	19,447	18,725,841
APLD ComputeCo LLC, 9.25%, 12/15/30(a)(b)	31,990	33,694,530
Bell Telephone Co. of Canada or Bell Canada
6.88%, 09/15/55, (5-year CMT + 2.39%)(b)(g)	14,071	14,247,865
7.00%, 09/15/55, (5-year CMT + 2.36%)(g)	17,048	17,193,418
Black Pearl Compute LLC, 6.13%, 02/15/31(a)(b)	30,375	30,413,567
British Telecommunications Ltd., 4.88%, 11/23/81, (5-year CMT + 3.49%)(a)(g)	5,360	5,124,740
Cipher Compute LLC, 7.13%, 11/15/30(a)(b)	23,163	23,469,518
Security	Par (000)	Value
Telecommunications (continued)
Connect Finco SARL/Connect U.S. Finco LLC, 9.00%, 09/15/29(a)(b)	$24,965	$26,123,386
Connect Holding II LLC, 10.50%, 04/03/31(a)	28,422	25,439,466
Core Scientific Finance I LLC, 7.75%, 05/15/31(a)	42,982	41,707,584
Edged Compute LLC, 7.50%, 04/30/31(a)	15,864	15,042,294
Fibercop SpA
Series 2033, 6.38%, 11/15/33(a)(b)	7,062	6,996,924
Series 2034, 6.00%, 09/30/34(a)(b)	7,170	6,862,168
Series 2036, 7.20%, 07/18/36(a)	7,384	7,451,157
Series 2038, 7.72%, 06/04/38(a)	7,160	7,429,461
Flash Compute LLC, 7.25%, 12/31/30(a)(b)	15,832	15,903,462
Galaxy Helios Data Centers II LLC, 9.88%, 08/01/31(a)	49,000	48,506,580
Iliad Holding SAS
7.00%, 10/15/28(a)	10,841	10,848,163
7.00%, 04/15/32(a)	11,233	11,317,055
8.50%, 04/15/31(a)	11,312	11,850,847
Level 3 Financing, Inc.
6.88%, 06/30/33(a)(b)	25,965	26,390,424
7.00%, 03/31/34(a)(b)	31,096	31,797,404
7.50%, 02/15/37(a)(b)	11,891	11,783,493
8.50%, 01/15/36(a)(b)	24,326	25,405,610
Meridian Arc Holdco LLC, 6.25%, 04/30/31(a)	76,032	72,209,255
PR RNO Property Owner 1 LLC, 6.50%, 05/01/31(a)	59,166	54,742,785
Rogers Communications, Inc.
6.88%, 07/31/56, (5-year CMT + 2.84%)(g)	4,770	4,780,306
7.00%, 04/15/55, (5-year CMT + 2.65%)(g)	15,173	15,275,060
7.13%, 04/15/55, (5-year CMT + 2.62%)(g)	15,086	15,156,557
SV RNO Property Owner 1 LLC, 5.88%, 03/01/31(a)	49,186	45,134,013
TELUS Corp.
6.63%, 10/15/55, (5-year CMT + 2.77%)(g)	9,353	9,270,371
7.00%, 10/15/55, (5-year CMT + 2.71%)(g)	10,329	10,250,890
Series ., 6.38%, 06/09/56, (5-year CMT + 2.69%)(g)	10,486	10,301,648
Series ..., 6.63%, 06/09/56, (5-year CMT + 2.52%)(g)	9,494	9,138,524
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC
4.75%, 04/15/28(a)(b)	797	794,565
6.50%, 02/15/29(a)	13,424	13,250,457
8.63%, 06/15/32(a)(b)	19,757	20,321,102
Uniti Services LLC, 7.50%, 10/15/33(a)(b)	19,744	20,364,092
Viasat, Inc.
6.50%, 07/15/28(a)	5,363	5,350,341
7.50%, 05/30/31(a)(b)	8,500	8,524,302
Vmed O2 U.K. Financing I PLC
4.25%, 01/31/31(a)	17,221	13,950,445
4.75%, 07/15/31(a)	18,232	14,792,229
6.75%, 01/15/33(a)	10,737	8,936,405
7.75%, 04/15/32(a)(b)	9,378	8,091,113
Vodafone Group PLC
4.13%, 06/04/81, (5-year CMT + 2.77%)(g)	11,853	10,887,591
7.00%, 04/04/79, (5-year USD Swap + 4.87%)(b)(g)	25,422	26,072,549
Windstream Services LLC/Windstream Escrow Finance Corp., 8.25%, 10/01/31(a)	31,026	32,355,076
WULF Compute LLC, 7.75%, 10/15/30(a)	41,179	42,793,503
Schedule of Investments
18

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
Zayo Group Holdings, Inc.
9.25%, 03/09/30, (5.75% Cash and 0.50% PIK)(a)(f)	$9,096	$9,102,045
13.75%, 09/09/30, (7.13% Cash and 1.88% PIK)(a)(b)(f)	10,424	10,353,725
Zenith Arc LLC, 8.88%, 08/31/31(a)	25,499	24,592,579
		1,132,283,925
Transportation — 0.1%
Brightline East LLC, 11.00%, 01/31/30(a)(c)(e)	11,898	584,489
XPO, Inc.
7.13%, 06/01/31(a)(b)	5,288	5,442,937
7.13%, 02/01/32(a)(b)	6,947	7,171,736
		13,199,162
Trucking & Leasing — 0.3%
FTAI Aviation Investors LLC
5.50%, 05/01/28(a)	11,880	11,854,844
5.88%, 04/15/33(a)(b)	7,321	7,211,136
7.00%, 05/01/31(a)	9,056	9,323,278
7.00%, 06/15/32(a)	12,776	13,101,146
7.88%, 12/01/30(a)	6,184	6,457,549
		47,947,953
Total Corporate Bonds & Notes — 97.1% (Cost: $16,006,598,938)		15,366,307,826
	Shares
Common Stocks
Aerospace & Defense — 0.0%
Incora Top Holdco LLC, NVS(a)(b)(d)	10,656	76,616
Incora Top Holdco LLC, NVS(d)	192,451	1,383,723
		1,460,339
Total Common Stocks — 0.0% (Cost $20,944,591)		1,460,339
Preferred Stocks
Broadline Retail — 0.2%
SAKS Global Holdings(d)	28,987,658	28,987,658
Total Preferred Stocks — 0.2% (Cost $28,987,658)		28,987,658
Total Long-Term Investments — 97.3% (Cost: $16,056,531,187)		15,396,755,823
Security	Shares	Value
Short-Term Securities
Money Market Funds — 14.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.84%(k)(l)(m)	2,096,930,436	$2,097,559,516
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.65%(k)(l)	213,060,000	213,060,000
Total Short-Term Securities — 14.6% (Cost: $2,309,585,946)		2,310,619,516
Total Investments — 111.9% (Cost: $18,366,117,133)		17,707,375,339
Liabilities in Excess of Other Assets — (11.9)%		(1,879,634,803)
Net Assets — 100.0%		$15,827,740,536

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)	Issuer filed for bankruptcy and/or is in default.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Non-income producing security.
(f)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(g)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(h)	Perpetual security with no stated maturity date.
(i)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $54,880,633, representing 0.4% of its net assets as of period end, and an original cost of $55,248,101.

(j)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(k)	Affiliate of the Fund.
(l)	Annualized 7-day yield as of period end.
(m)	All or a portion of this security was purchased with the cash collateral from loaned securities.
19
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® iBoxx $ High Yield Corporate Bond ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended August 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 02/28/26	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/26	Shares Held at 08/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institu- tional, SL Agency Shares	$2,564,745,622	$—	$(466,687,398)(a)	$(7,442)	$(491,266)	$2,097,559,516	2,096,930,436	$5,077,777 (b)	$—
BlackRock Cash Funds: Trea- sury, SL Agency Shares	207,610,000	5,450,000 (a)	—	—	—	213,060,000	213,060,000	2,038,333	—
				$(7,442)	$(491,266)	$2,310,619,516		$7,116,110	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$15,348,596,070	$17,711,756	$15,366,307,826
Common Stocks	—	—	1,460,339	1,460,339
Preferred Stocks	—	—	28,987,658	28,987,658
Short-Term Securities
Money Market Funds	2,310,619,516	—	—	2,310,619,516
	$2,310,619,516	$15,348,596,070	$48,159,753	$17,707,375,339
See notes to financial statements.
Schedule of Investments
20

Schedule of Investments (unaudited)
August 31, 2026
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 0.0%
Omnicom Group, Inc., 2.60%, 08/01/31(a)	$6,140	$5,450,430
Aerospace & Defense — 2.4%
Boeing Co. (The)
2.95%, 02/01/30	8,050	7,523,990
3.25%, 02/01/35	8,352	7,083,492
3.60%, 05/01/34(a)	6,359	5,618,409
3.63%, 02/01/31(a)	7,540	7,098,628
3.75%, 02/01/50(a)	11,207	7,785,064
3.90%, 05/01/49	7,156	5,103,809
3.95%, 08/01/59	8,005	5,352,201
5.15%, 05/01/30	35,886	35,960,524
5.71%, 05/01/40	25,039	24,568,650
5.81%, 05/01/50(a)	46,056	43,379,345
5.93%, 05/01/60	27,886	26,007,588
6.39%, 05/01/31	6,531	6,852,063
6.53%, 05/01/34	17,381	18,532,020
6.86%, 05/01/54	21,617	23,139,602
7.01%, 05/01/64	12,380	13,355,384
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35	9,924	9,272,798
General Dynamics Corp.
3.63%, 04/01/30(a)	5,545	5,319,354
4.25%, 04/01/40	5,158	4,481,506
4.25%, 04/01/50	4,635	3,700,360
4.95%, 08/15/35(a)	8,708	8,509,552
General Electric Co.
4.30%, 07/29/30	6,921	6,786,641
4.90%, 01/29/36(a)	8,330	8,098,049
5.88%, 01/14/38	7,751	8,050,680
6.75%, 03/15/32	11,109	12,058,683
Honeywell Aerospace, Inc.
4.30%, 03/16/31	15,408	14,974,747
4.60%, 03/16/33(a)	14,633	14,145,579
4.95%, 03/16/36	26,419	25,357,659
5.62%, 03/16/46	10,350	9,871,345
5.73%, 03/16/56(a)	28,929	27,478,705
5.85%, 03/16/66(a)	13,009	12,356,799
L3Harris Technologies, Inc.
5.25%, 06/01/31	6,169	6,208,438
5.35%, 06/01/34(a)	6,440	6,411,866
5.40%, 07/31/33(a)	9,774	9,810,771
Lockheed Martin Corp.
2.80%, 06/15/50(a)	7,421	4,456,393
3.80%, 03/01/45	9,270	7,089,422
3.90%, 06/15/32(a)	8,498	8,072,467
4.07%, 12/15/42(a)	10,551	8,645,353
4.09%, 09/15/52	11,538	8,678,117
4.15%, 06/15/53	8,176	6,189,915
4.40%, 08/15/30(a)	5,659	5,577,005
4.70%, 05/15/46	12,002	10,314,526
4.75%, 02/15/34(a)	7,305	7,118,382
5.00%, 08/15/35(a)	7,638	7,502,568
5.20%, 02/15/55(a)	8,239	7,379,632
5.20%, 02/15/64(a)	6,159	5,392,244
5.25%, 01/15/33(a)	7,163	7,286,086
5.70%, 11/15/54(a)	8,114	7,799,224
5.90%, 11/15/63(a)	5,769	5,650,639
Northrop Grumman Corp.
4.03%, 10/15/47	22,434	17,062,242
Security	Par (000)	Value
Aerospace & Defense (continued)
4.40%, 05/01/30	$9,351	$9,202,802
4.70%, 03/15/33	9,142	8,914,328
4.75%, 06/01/43	7,425	6,543,082
4.90%, 06/01/34(a)	6,175	6,021,637
4.95%, 03/15/53(a)	8,516	7,289,446
5.20%, 06/01/54(a)	9,069	8,060,417
5.25%, 05/01/50(a)	8,857	7,966,953
RTX Corp.
1.90%, 09/01/31	8,954	7,745,325
2.25%, 07/01/30	9,687	8,796,096
2.38%, 03/15/32	7,238	6,315,680
2.82%, 09/01/51	9,157	5,413,413
3.03%, 03/15/52(a)	8,246	5,064,504
3.13%, 07/01/50	7,067	4,500,926
3.75%, 11/01/46	10,171	7,582,592
4.15%, 05/15/45	8,415	6,709,696
4.35%, 04/15/47	9,823	7,923,378
4.45%, 11/16/38	8,495	7,653,410
4.50%, 06/01/42(a)	26,748	23,135,188
4.63%, 11/16/48	14,419	11,951,896
5.15%, 02/27/33	9,275	9,274,981
5.38%, 02/27/53(a)	11,644	10,646,573
6.00%, 03/15/31(a)	6,589	6,858,144
6.10%, 03/15/34(a)	12,297	12,919,560
6.40%, 03/15/54(a)	13,927	14,557,154
		765,515,697
Agriculture — 1.5%
Altria Group, Inc.
2.45%, 02/04/32(a)	13,384	11,646,575
3.40%, 05/06/30	6,145	5,816,910
3.40%, 02/04/41	9,950	7,344,995
3.70%, 02/04/51	8,795	5,856,732
3.88%, 09/16/46	11,088	7,912,762
4.00%, 02/04/61	8,414	5,582,133
4.25%, 08/09/42	8,150	6,479,521
5.38%, 01/31/44	13,933	12,541,093
5.80%, 02/14/39(a)	18,428	18,117,724
5.95%, 02/14/49(a)	19,620	18,515,492
Archer-Daniels-Midland Co.
2.70%, 09/15/51(a)	5,997	3,455,368
2.90%, 03/01/32(a)	5,209	4,682,859
3.25%, 03/27/30	6,576	6,224,089
BAT Capital Corp.
2.73%, 03/25/31	10,915	9,862,260
4.39%, 08/15/37	18,214	16,170,619
4.54%, 08/15/47	17,097	13,505,585
4.63%, 03/22/33	7,040	6,744,010
4.74%, 03/16/32(a)	7,379	7,218,058
4.76%, 09/06/49	8,415	6,752,325
4.91%, 04/02/30(a)	5,394	5,368,829
5.30%, 08/05/33	5,501	5,467,665
5.35%, 08/15/32	8,160	8,197,782
5.55%, 08/05/36	8,691	8,602,223
5.63%, 08/15/35(a)	7,729	7,769,944
5.83%, 02/20/31	8,078	8,296,251
6.00%, 02/20/34	6,305	6,513,421
6.34%, 08/02/30	9,353	9,760,540
6.42%, 08/02/33	10,813	11,422,241
7.08%, 08/02/43	6,047	6,509,830
7.08%, 08/02/53	7,511	8,120,742
21
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Agriculture (continued)
Bunge Ltd. Finance Corp.
2.75%, 05/14/31(a)	$8,958	$8,092,133
4.20%, 09/17/29	5,401	5,296,424
4.65%, 09/17/34(a)	5,686	5,398,518
Philip Morris International, Inc.
1.75%, 11/01/30	5,389	4,740,320
2.10%, 05/01/30	6,763	6,126,010
3.88%, 08/21/42	5,497	4,334,397
4.00%, 10/29/30	7,616	7,348,049
4.13%, 03/04/43	8,138	6,586,839
4.25%, 10/29/32	9,844	9,374,775
4.25%, 11/10/44(a)	8,559	6,933,214
4.38%, 04/30/30	6,068	5,952,789
4.38%, 11/15/41(a)	7,388	6,257,094
4.63%, 11/01/29	7,451	7,407,558
4.63%, 10/29/35(a)	10,027	9,424,396
4.75%, 11/01/31(a)	7,876	7,774,841
4.88%, 04/29/36(a)	6,411	6,123,733
4.88%, 11/15/43	5,088	4,476,051
4.90%, 11/01/34(a)	6,301	6,125,215
5.13%, 02/15/30(a)	14,854	14,938,745
5.13%, 02/13/31	8,317	8,354,133
5.25%, 02/13/34	15,653	15,587,502
5.38%, 02/15/33(a)	19,438	19,605,900
5.63%, 11/17/29	6,963	7,112,744
5.63%, 09/07/33	8,255	8,422,269
5.75%, 11/17/32(a)	12,146	12,505,550
6.38%, 05/16/38(a)	12,945	13,730,657
Reynolds American, Inc.
5.70%, 08/15/35(a)	5,352	5,393,114
5.85%, 08/15/45	17,245	16,326,238
		500,207,786
Airlines — 0.0%
Delta Air Lines, Inc., 5.25%, 07/10/30(a)	6,737	6,743,947
Southwest Airlines Co., 5.25%, 11/15/35(a)	5,451	5,141,505
		11,885,452
Apparel — 0.1%
NIKE, Inc.
2.85%, 03/27/30(a)	9,676	9,057,709
3.25%, 03/27/40(a)	9,117	7,019,849
3.38%, 03/27/50(a)	11,502	7,719,255
3.88%, 11/01/45(a)	8,007	6,122,722
Tapestry, Inc.
5.10%, 03/11/30(a)	950	948,769
5.50%, 03/11/35	2,402	2,360,716
		33,229,020
Auto Manufacturers — 1.9%
American Honda Finance Corp.
4.40%, 09/05/29(a)	4,557	4,484,541
4.90%, 01/10/34	5,502	5,306,190
5.05%, 07/10/31(a)	9,691	9,614,438
5.15%, 07/09/32(a)	7,196	7,126,952
Cummins, Inc.
1.50%, 09/01/30	5,917	5,208,432
5.15%, 02/20/34	7,250	7,210,227
5.30%, 05/09/35	5,154	5,130,160
5.45%, 02/20/54(a)	8,609	7,972,405
Ford Motor Co.
3.25%, 02/12/32	19,047	16,676,553
4.75%, 01/15/43(a)	17,456	13,468,793
Security	Par (000)	Value
Auto Manufacturers (continued)
5.29%, 12/08/46(a)	$7,854	$6,341,756
6.10%, 08/19/32(a)	16,358	16,518,837
7.45%, 07/16/31(a)	11,976	12,846,700
Ford Motor Credit Co. LLC
3.63%, 06/17/31(a)	5,141	4,668,494
4.00%, 11/13/30(a)	12,018	11,251,560
5.30%, 09/06/29	2,018	2,011,081
5.42%, 04/09/31(a)	11,772	11,609,676
5.73%, 09/05/30	9,408	9,405,739
5.75%, 04/06/33(a)	8,502	8,365,606
5.87%, 10/31/35(a)	9,855	9,506,995
5.88%, 11/07/29(a)	9,590	9,678,382
6.05%, 03/05/31(a)	6,229	6,285,471
6.05%, 11/05/31	9,122	9,178,256
6.11%, 08/15/33	7,485	7,473,545
6.13%, 03/08/34(a)	15,258	15,173,269
6.47%, 05/22/36(a)	8,514	8,544,914
6.50%, 02/07/35(a)	11,542	11,659,425
6.53%, 03/19/32(a)	5,788	5,929,204
7.12%, 11/07/33(a)	11,279	11,874,993
7.20%, 06/10/30	4,640	4,860,375
7.35%, 03/06/30(a)	7,091	7,456,533
General Motors Co.
5.00%, 04/01/35(a)	5,568	5,279,455
5.15%, 04/01/38	10,288	9,525,718
5.20%, 04/01/45(a)	10,534	9,049,326
5.40%, 10/15/29(a)	5,371	5,419,024
5.40%, 04/01/48(a)	6,304	5,472,455
5.60%, 10/15/32(a)	7,785	7,884,083
5.63%, 04/15/30	6,703	6,806,130
5.95%, 04/01/49(a)	7,160	6,656,148
6.25%, 10/02/43(a)	11,424	11,155,024
6.60%, 04/01/36(a)	10,737	11,271,879
6.75%, 04/01/46(a)	5,449	5,579,634
General Motors Financial Co., Inc.
2.35%, 01/08/31	6,747	5,986,288
2.70%, 06/10/31	7,070	6,299,908
3.10%, 01/12/32(a)	10,200	9,127,087
3.60%, 06/21/30(a)	7,154	6,767,479
4.60%, 01/08/31	6,868	6,700,506
4.90%, 10/06/29(a)	4,998	4,980,352
5.10%, 09/15/31	7,369	7,290,348
5.35%, 01/07/30	8,871	8,925,943
5.45%, 07/15/30	8,516	8,596,486
5.45%, 09/06/34(a)	7,495	7,356,393
5.60%, 06/18/31	7,891	7,977,892
5.63%, 04/04/32	4,337	4,380,433
5.75%, 02/08/31(a)	6,400	6,518,729
5.85%, 04/06/30(a)	6,229	6,370,736
5.90%, 01/07/35(a)	8,554	8,611,935
5.95%, 04/04/34(a)	11,064	11,242,827
6.10%, 01/07/34	11,204	11,482,372
6.15%, 07/15/35(a)	7,267	7,403,258
6.40%, 01/09/33(a)	9,976	10,436,261
Honda Motor Co. Ltd.
2.97%, 03/10/32	4,619	4,106,601
4.69%, 07/08/30(a)	9,256	9,131,168
5.34%, 07/08/35(a)	7,627	7,484,493
Mercedes-Benz Finance North America LLC, 8.50%, 01/18/31	10,943	12,333,333
Schedule of Investments
22

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Auto Manufacturers (continued)
Toyota Motor Credit Corp.
2.15%, 02/13/30	$5,657	$5,169,798
3.38%, 04/01/30	4,890	4,649,909
4.60%, 10/10/31(a)	5,504	5,412,140
4.80%, 05/15/30(a)	8,627	8,598,429
4.80%, 01/05/34(a)	6,393	6,229,319
5.10%, 03/21/31(a)	7,492	7,529,606
5.35%, 01/09/35	7,851	7,850,111
5.55%, 11/20/30(a)	11,414	11,690,015
Series B, 4.20%, 01/10/31(a)	6,784	6,595,055
Series B, 4.55%, 05/14/31(a)	5,281	5,186,225
Series B, 4.60%, 03/11/33(a)	5,339	5,160,224
		610,520,037
Auto Parts & Equipment — 0.0%
Aptiv Swiss Holdings Ltd.
3.10%, 12/01/51	15,354	9,018,026
4.15%, 05/01/52(a)	4,036	2,864,564
		11,882,590
Banks — 22.3%
Australia & New Zealand Banking Group Ltd./New York, 4.62%, 12/16/29(a)	2,673	2,669,740
Banco Bilbao Vizcaya Argentaria SA
4.97%, 05/08/31	9,116	8,980,758
5.13%, 03/03/36(a)	7,678	7,324,529
6.03%, 03/13/35, (1-year CMT + 1.95%)(b)	7,554	7,706,745
Banco Santander SA
2.75%, 12/03/30(a)	13,368	12,035,825
2.96%, 03/25/31	6,538	5,935,574
3.49%, 05/28/30	8,585	8,104,095
4.55%, 11/06/30(a)	13,280	12,957,542
4.87%, 04/15/31(a)	9,869	9,689,537
5.13%, 11/06/35	7,753	7,433,881
5.44%, 07/15/31	12,593	12,740,480
5.44%, 04/15/36(a)	8,649	8,453,483
5.57%, 01/17/30	6,173	6,254,601
6.03%, 01/17/35	9,420	9,673,859
6.35%, 03/14/34(a)	10,867	11,201,078
6.92%, 08/08/33	15,273	16,201,574
6.94%, 11/07/33	14,231	15,586,925
Bank of America Corp.
1.90%, 07/23/31, (1-day SOFR + 1.53%)(b)	19,374	17,185,435
1.92%, 10/24/31, (1-day SOFR + 1.37%)(b)	21,710	19,104,752
2.30%, 07/21/32, (1-day SOFR + 1.22%)(b)	33,614	29,398,105
2.50%, 02/13/31, (3-mo. CME Term SOFR + 1.25%)(b)	24,704	22,713,325
2.57%, 10/20/32, (1-day SOFR + 1.21%)(b)	22,899	20,174,976
2.59%, 04/29/31, (1-day SOFR + 2.15%)(a)(b)	21,075	19,334,662
2.68%, 06/19/41, (1-day SOFR + 1.93%)(b)	41,220	28,804,272
2.69%, 04/22/32, (1-day SOFR + 1.32%)(b)	35,676	31,946,677
2.83%, 10/24/51, (1-day SOFR + 1.88%)(b)	10,152	6,037,471
2.88%, 10/22/30, (3-mo. CME Term SOFR + 1.45%)(b)	12,054	11,315,107
2.97%, 02/04/33, (1-day SOFR + 1.33%)(b)	29,671	26,423,272
2.97%, 07/21/52, (1-day SOFR + 1.56%)(a)(b)	14,372	8,835,155
3.31%, 04/22/42, (1-day SOFR + 1.58%)(a)(b)	30,131	22,473,927
3.95%, 01/23/49, (3-mo. CME Term SOFR + 1.45%)(a)(b)	9,875	7,370,984
4.08%, 04/23/40, (3-mo. CME Term SOFR + 1.58%)(b)	12,775	10,831,386
Security	Par (000)	Value
Banks (continued)
4.08%, 03/20/51, (3-mo. CME Term SOFR + 3.41%)(b)	$46,108	$34,820,001
4.24%, 04/24/38, (3-mo. CME Term SOFR + 2.08%)(b)	14,831	13,174,497
4.33%, 03/15/50, (3-mo. CME Term SOFR + 1.78%)(b)	21,581	16,962,357
4.44%, 01/20/48, (3-mo. CME Term SOFR + 2.25%)(a)(b)	14,295	11,608,466
4.46%, 02/06/32, (1-day SOFR + 0.87%)(b)	18,971	18,434,658
4.57%, 04/27/33, (1-day SOFR + 1.83%)(b)	31,604	30,482,298
4.70%, 04/23/32, (1-day SOFR + 1.04%)(b)	22,890	22,391,744
5.00%, 01/21/44	17,514	15,777,697
5.02%, 07/22/33, (1-day SOFR + 2.16%)(a)(b)	40,772	40,231,600
5.05%, 02/06/37, (1-day SOFR + 1.13%)(a)(b)	30,176	28,969,585
5.16%, 01/24/31, (1-day SOFR + 1.00%)(b)	18,771	18,825,751
5.29%, 04/25/34, (1-day SOFR + 1.91%)(b)	37,761	37,562,317
5.46%, 05/09/36, (1-day SOFR + 1.64%)(b)	16,120	16,036,429
5.47%, 01/23/35, (1-day SOFR + 1.65%)(a)(b)	40,693	40,739,353
5.51%, 01/24/36, (1-day SOFR + 1.31%)(b)	29,609	29,539,981
5.87%, 09/15/34, (1-day SOFR + 1.84%)(b)	32,560	33,455,787
5.88%, 02/07/42(a)	15,419	15,486,998
6.11%, 01/29/37(a)	16,492	16,904,473
7.75%, 05/14/38	13,733	15,880,256
Series N, 2.65%, 03/11/32, (1-day SOFR + 1.22%)(b)	12,409	11,143,128
Series N, 3.48%, 03/13/52, (1-day SOFR + 1.65%)(b)	7,580	5,100,631
Bank of America N.A., 6.00%, 10/15/36	11,904	12,213,156
Bank of Montreal
4.35%, 09/22/31, (1-day SOFR Index + 1.08%)(b)	8,189	7,975,806
4.64%, 09/10/30, (1-day SOFR + 1.25%)(b)	4,330	4,292,517
4.88%, 06/02/32, (1-day SOFR + 0.96%)(b)	7,385	7,280,423
5.30%, 06/02/37, (1-day SOFR + 1.21%)(b)	7,489	7,310,312
5.51%, 06/04/31	10,852	11,067,713
Series J, 4.44%, 01/14/32, (1-day SOFR + 0.97%)(a)(b)	8,386	8,140,657
Bank of Nova Scotia (The)
2.45%, 02/02/32(a)	5,315	4,643,900
4.34%, 09/15/31, (1-day SOFR + 1.09%)(b)	6,260	6,074,834
4.81%, 02/02/34, (1-day SOFR + 1.05%)(b)	8,499	8,202,608
4.85%, 02/01/30(a)	6,913	6,890,162
4.90%, 06/05/32, (1-day SOFR + 0.97%)(b)	15,254	15,005,552
5.13%, 02/14/31, (1-day SOFR + 1.07%)(b)	7,191	7,194,585
5.65%, 02/01/34	6,205	6,305,695
Barclays PLC
2.65%, 06/24/31, (1-year CMT + 1.90%)(b)	6,805	6,198,197
2.67%, 03/10/32, (1-year CMT + 1.20%)(b)	6,656	5,938,566
2.89%, 11/24/32, (1-year CMT + 1.30%)(b)	10,062	8,888,632
3.33%, 11/24/42, (1-year CMT + 1.30%)(b)	10,764	7,751,060
4.52%, 02/24/32, (1-day SOFR + 1.14%)(b)	7,742	7,474,572
4.94%, 09/10/30, (1-day SOFR + 1.56%)(b)	11,634	11,554,148
4.95%, 01/10/47	11,469	9,775,099
5.10%, 06/26/32, (1-day SOFR + 1.14%)(b)	14,538	14,309,960
5.21%, 02/24/37, (1-day SOFR + 1.51%)(b)	15,218	14,416,698
5.25%, 08/17/45(a)	11,828	10,704,715
5.34%, 09/10/35, (1-day SOFR + 1.91%)(b)	16,454	15,976,523
5.37%, 02/25/31, (1-day SOFR + 1.23%)(a)(b)	12,955	13,002,225
5.59%, 06/26/37, (1-day SOFR + 1.51%)(a)(b)	18,566	18,054,937
5.75%, 08/09/33, (1-year CMT + 3.00%)(b)	5,421	5,475,161
5.79%, 02/25/36, (1-day SOFR + 1.59%)(b)	16,084	16,024,814
23
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.86%, 08/11/46, (1-day SOFR + 1.83%)(b)	$9,793	$9,341,473
6.04%, 03/12/55, (1-day SOFR + 2.42%)(a)(b)	5,565	5,495,555
6.22%, 05/09/34, (1-day SOFR + 2.98%)(b)	15,932	16,441,273
6.69%, 09/13/34, (1-day SOFR + 2.62%)(a)(b)	12,236	12,957,263
7.44%, 11/02/33, (1-year CMT + 3.50%)(b)	18,149	19,866,708
Blackstone Reg Finance Co. LLC, 5.00%, 12/06/34(a)	6,097	5,890,836
Canadian Imperial Bank of Commerce
3.60%, 04/07/32	8,072	7,454,435
4.58%, 09/08/31, (1-day SOFR Index + 1.17%)(b)	7,609	7,452,981
4.63%, 09/11/30, (1-day SOFR + 1.34%)(b)	4,739	4,684,152
5.05%, 06/16/32, (1-day SOFR Index + 1.01%)(a)(b)	8,995	8,910,780
5.25%, 01/13/31, (1-day SOFR + 1.11%)(b)	10,347	10,395,858
6.09%, 10/03/33	6,999	7,307,445
Citibank N.A.
4.85%, 06/18/32, (1-day SOFR + 0.91%)(b)	22,198	21,861,416
4.91%, 05/29/30(a)	24,534	24,531,939
5.57%, 04/30/34	15,810	16,046,946
Citigroup, Inc.
2.52%, 11/03/32, (1-day SOFR + 1.18%)(b)	15,685	13,724,002
2.56%, 05/01/32, (1-day SOFR + 1.17%)(b)	20,891	18,568,021
2.57%, 06/03/31, (1-day SOFR + 2.11%)(a)(b)	26,121	23,841,298
2.67%, 01/29/31, (1-day SOFR + 1.15%)(b)	15,018	13,863,673
2.90%, 11/03/42, (1-day SOFR + 1.38%)(b)	10,897	7,605,806
2.98%, 11/05/30, (1-day SOFR + 1.42%)(b)	12,006	11,272,086
3.06%, 01/25/33, (1-day SOFR + 1.35%)(b)	26,981	24,121,057
3.79%, 03/17/33, (1-day SOFR + 1.94%)(b)	24,805	22,985,901
3.88%, 01/24/39, (3-mo. CME Term SOFR + 1.43%)(b)	8,270	6,970,961
4.41%, 03/31/31, (1-day SOFR + 3.91%)(a)(b)	36,077	35,244,704
4.50%, 09/11/31, (1-day SOFR + 1.17%)(b)	19,673	19,190,063
4.54%, 09/19/30, (1-day SOFR + 1.34%)(b)	22,777	22,463,142
4.65%, 07/30/45	8,802	7,442,773
4.65%, 07/23/48	9,640	8,013,041
4.75%, 05/18/46	16,307	13,418,120
4.91%, 05/24/33, (1-day SOFR + 2.09%)(a)(b)	22,098	21,637,679
4.95%, 05/07/31, (1-day SOFR + 1.46%)(b)	15,660	15,552,314
5.17%, 09/11/36, (1-day SOFR + 1.49%)(b)	24,731	24,005,768
5.30%, 05/06/44(a)	7,225	6,534,044
5.32%, 03/26/41, (1-day SOFR + 4.55%)(a)(b)	13,088	12,495,165
5.33%, 03/27/36, (1-day SOFR + 1.47%)(a)(b)	16,757	16,479,868
5.45%, 06/11/35, (1-day SOFR + 1.45%)(a)(b)	21,543	21,450,647
5.61%, 03/04/56, (1-day SOFR + 1.75%)(a)(b)	15,110	14,093,106
5.88%, 01/30/42(a)	9,078	9,059,611
6.27%, 11/17/33, (1-day SOFR + 2.34%)(a)(b)	19,938	20,899,460
6.63%, 06/15/32(a)	6,780	7,208,996
6.68%, 09/13/43	8,684	9,210,527
8.13%, 07/15/39(a)	15,529	18,828,942
Citizens Financial Group, Inc.
3.25%, 04/30/30	5,980	5,610,306
5.25%, 03/05/31, (1-day SOFR + 1.26%)(a)(b)	8,538	8,538,327
5.72%, 07/23/32, (1-day SOFR + 1.91%)(b)	9,059	9,160,895
6.65%, 04/25/35, (1-day SOFR + 2.33%)(b)	5,378	5,652,905
Commonwealth Bank of Australia/New York, 4.15%, 10/01/30	5,707	5,576,205
Cooperatieve Rabobank UA
5.25%, 05/24/41	12,499	11,958,603
5.25%, 08/04/45(a)	10,211	9,109,362
5.75%, 12/01/43	9,062	8,709,316
Security	Par (000)	Value
Banks (continued)
Cooperatieve Rabobank UA/New York, 4.49%, 10/17/29	$4,686	$4,658,167
Deutsche Bank AG/New York
3.04%, 05/28/32, (1-day SOFR + 1.72%)(b)	6,422	5,762,113
3.55%, 09/18/31, (1-day SOFR + 3.04%)(b)	15,629	14,570,660
4.47%, 12/10/31, (1-day SOFR + 1.10%)(a)(b)	8,390	8,163,399
4.73%, 02/06/32, (1-day SOFR + 1.14%)(b)	10,222	9,924,651
5.00%, 09/11/30, (1-day SOFR + 1.70%)(b)	6,900	6,867,340
5.06%, 04/14/32, (1-day SOFR + 1.41%)(a)(b)	10,917	10,742,802
5.30%, 05/09/31, (1-day SOFR + 1.72%)(b)	9,907	9,886,445
5.40%, 09/11/35, (1-day SOFR + 2.05%)(b)	8,117	7,940,614
Fifth Third Bancorp
4.57%, 04/29/32, (1-day SOFR + 0.95%)(b)	10,804	10,459,379
4.90%, 09/06/30, (1-day SOFR + 1.49%)(b)	6,983	6,945,762
5.14%, 01/29/37, (1-day SOFR + 1.24%)(a)(b)	7,394	7,067,416
5.63%, 01/29/32, (1-day SOFR + 1.84%)(b)	14,198	14,368,500
8.25%, 03/01/38	3,711	4,399,051
Goldman Sachs Group, Inc. (The)
1.99%, 01/27/32, (1-day SOFR + 1.09%)(b)	19,139	16,664,312
2.38%, 07/21/32, (1-day SOFR + 1.25%)(b)	28,816	25,141,384
2.60%, 02/07/30	12,697	11,719,910
2.62%, 04/22/32, (1-day SOFR + 1.28%)(b)	29,303	26,016,929
2.65%, 10/21/32, (1-day SOFR + 1.26%)(b)	20,151	17,674,754
2.91%, 07/21/42, (1-day SOFR + 1.47%)(b)	13,065	9,013,717
3.10%, 02/24/33, (1-day SOFR + 1.41%)(a)(b)	31,170	27,822,227
3.21%, 04/22/42, (1-day SOFR + 1.51%)(b)	16,125	11,634,565
3.44%, 02/24/43, (1-day SOFR + 1.63%)(b)	13,916	10,189,960
3.80%, 03/15/30	13,137	12,608,685
4.02%, 10/31/38, (3-mo. CME Term SOFR + 1.63%)(b)	19,864	16,843,711
4.37%, 10/21/31, (1-day SOFR + 1.06%)(b)	26,824	25,919,747
4.41%, 04/23/39, (3-mo. CME Term SOFR + 1.69%)(b)	11,953	10,424,177
4.52%, 01/21/32, (1-day SOFR + 0.96%)(b)	29,436	28,503,214
4.69%, 10/23/30, (1-day SOFR + 1.14%)(b)	14,695	14,511,571
4.75%, 10/21/45(a)	14,424	12,110,979
4.80%, 07/08/44	15,679	13,375,087
4.94%, 10/21/36, (1-day SOFR + 1.33%)(a)(b)	29,613	27,948,554
4.97%, 06/03/32, (1-day SOFR + 1.03%)(b)	17,948	17,670,318
5.02%, 10/23/35, (1-day SOFR + 1.42%)(a)(b)	26,635	25,535,763
5.07%, 01/21/37, (1-day SOFR + 1.19%)(b)	35,590	33,758,556
5.09%, 04/20/34, (1-day SOFR + 1.34%)(b)	25,599	24,946,512
5.15%, 05/22/45(a)	16,149	14,147,286
5.21%, 01/28/31, (1-day SOFR + 1.08%)(a)(b)	16,405	16,418,829
5.22%, 04/23/31, (1-day SOFR + 1.58%)(a)(b)	21,134	21,133,744
5.24%, 07/21/32, (1-day SOFR + 1.17%)(b)	38,381	38,157,649
5.33%, 07/23/35, (1-day SOFR + 1.55%)(b)	25,607	25,129,806
5.43%, 06/03/37, (1-day SOFR + 1.31%)(b)	22,999	22,382,475
5.54%, 01/28/36, (1-day SOFR + 1.38%)(b)	23,567	23,325,396
5.54%, 01/21/47, (1-day SOFR + 1.32%)(b)	21,772	20,022,193
5.56%, 11/19/45, (1-day SOFR + 1.58%)(b)	26,245	24,375,094
5.66%, 07/21/37, (1-day SOFR + 1.45%)(a)(b)	35,194	34,824,576
5.73%, 01/28/56, (1-day SOFR + 1.70%)(b)	23,971	22,150,136
5.85%, 04/25/35, (1-day SOFR + 1.55%)(b)	21,481	21,778,890
6.13%, 02/15/33(a)	8,802	9,246,725
6.22%, 07/21/57, (1-day SOFR + 1.82%)(b)	24,957	24,641,656
6.25%, 02/01/41	19,796	20,335,799
6.35%, 02/15/34	7,636	7,827,091
6.56%, 10/24/34, (1-day SOFR + 1.95%)(b)	11,543	12,229,733
6.75%, 10/01/37	42,846	45,190,023
Schedule of Investments
24

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
HSBC Holdings PLC
2.36%, 08/18/31, (1-day SOFR + 1.95%)(b)	$9,099	$8,166,972
2.80%, 05/24/32, (1-day SOFR + 1.19%)(b)	19,054	17,034,937
2.85%, 06/04/31, (1-day SOFR + 2.39%)(b)	10,135	9,326,905
2.87%, 11/22/32, (1-day SOFR + 1.41%)(b)	16,165	14,300,670
4.62%, 11/06/31, (1-day SOFR + 1.19%)(a)(b)	16,276	15,891,203
4.68%, 03/10/32, (1-day SOFR + 1.21%)(a)(b)	11,948	11,631,910
4.95%, 03/31/30(a)	21,745	21,744,828
5.13%, 03/03/31, (1-day SOFR + 1.29%)(b)	9,535	9,510,212
5.13%, 11/06/36, (1-day SOFR + 1.43%)(b)	20,669	19,757,520
5.21%, 05/12/34, (1-day SOFR + 1.32%)(a)(b)	15,946	15,608,935
5.24%, 05/13/31, (1-day SOFR + 1.57%)(a)(b)	16,444	16,454,991
5.24%, 08/14/32, (1-day SOFR + 1.16%)(b)	19,902	19,771,190
5.25%, 03/14/44(a)	11,829	10,775,764
5.28%, 03/10/37, (1-day SOFR + 1.55%)(b)	26,649	25,629,910
5.29%, 11/19/30, (1-day SOFR + 1.29%)(b)	17,766	17,827,280
5.40%, 08/11/33, (1-day SOFR + 2.87%)(a)(b)	20,605	20,529,619
5.45%, 03/03/36, (1-day SOFR + 1.56%)(b)	16,303	16,019,272
5.72%, 03/04/35, (1-day SOFR + 1.78%)(a)(b)	12,632	12,682,479
5.73%, 05/17/32, (1-day SOFR + 1.52%)(a)(b)	8,716	8,852,593
5.73%, 08/14/37, (1-day SOFR + 1.47%)(b)	23,034	22,808,850
5.79%, 05/13/36, (1-day SOFR + 1.88%)(a)(b)	14,896	14,966,743
6.10%, 01/14/42(a)	7,522	7,694,516
6.25%, 03/09/34, (1-day SOFR + 2.39%)(a)(b)	18,929	19,665,279
6.33%, 03/09/44, (1-day SOFR + 2.65%)(a)(b)	21,184	21,676,418
6.50%, 05/02/36	9,015	9,560,539
6.50%, 09/15/37	22,242	23,214,779
6.80%, 06/01/38(a)	6,902	7,429,906
Huntington Bancshares, Inc./Ohio
2.55%, 02/04/30	12,579	11,549,590
4.62%, 01/28/32, (1-day SOFR + 0.99%)(a)(b)	7,977	7,747,547
5.27%, 01/15/31, (1-day SOFR + 1.28%)(a)(b)	9,005	9,017,393
5.71%, 02/02/35, (1-day SOFR Index + 1.87%)(a)(b)	7,570	7,573,577
Huntington National Bank (The), 5.65%, 01/10/30(a)	5,540	5,644,264
ING Groep NV
2.73%, 04/01/32, (1-day SOFR + 1.32%)(b)	8,413	7,562,309
4.25%, 03/28/33, (1-day SOFR + 2.07%)(b)	8,038	7,657,184
5.07%, 03/25/31, (1-day SOFR Index + 1.23%)(a)(b)	10,929	10,905,128
5.42%, 03/23/37, (1-day SOFR Index + 1.61%)(b)	9,639	9,407,331
5.53%, 03/25/36, (1-day SOFR + 1.61%)(a)(b)	7,961	7,896,716
5.55%, 03/19/35, (1-day SOFR + 1.77%)(b)	12,867	12,861,075
6.11%, 09/11/34, (1-day SOFR + 2.09%)(b)	10,778	11,180,957
Series VAR, 4.80%, 03/23/32, (1-day SOFR Index + 1.26%)(b)	7,827	7,677,677
JPMorgan Chase & Co.
1.76%, 11/19/31, (3-mo. CME Term SOFR + 1.11%)(b)	11,296	9,864,488
1.95%, 02/04/32, (1-day SOFR + 1.07%)(b)	24,401	21,315,123
2.52%, 04/22/31, (1-day SOFR + 2.04%)(b)	18,693	17,138,688
2.53%, 11/19/41, (3-mo. CME Term SOFR + 1.51%)(b)	11,489	7,797,292
2.55%, 11/08/32, (1-day SOFR + 1.18%)(b)	22,117	19,442,254
2.58%, 04/22/32, (3-mo. CME Term SOFR + 1.25%)(b)	24,895	22,224,058
2.74%, 10/15/30, (3-mo. CME Term SOFR + 1.51%)(a)(b)	22,722	21,253,452
2.96%, 01/25/33, (1-day SOFR + 1.26%)(b)	26,553	23,708,818
Security	Par (000)	Value
Banks (continued)
3.11%, 04/22/41, (3-mo. CME Term SOFR + 2.46%)(b)	$11,088	$8,294,064
3.11%, 04/22/51, (1-day SOFR + 2.44%)(a)(b)	16,716	10,627,790
3.16%, 04/22/42, (3-mo. CME Term SOFR + 1.46%)(b)	17,923	13,158,843
3.33%, 04/22/52, (1-day SOFR + 1.58%)(a)(b)	28,800	18,966,865
3.88%, 07/24/38, (3-mo. CME Term SOFR + 1.62%)(b)	20,746	17,815,663
3.90%, 01/23/49, (3-mo. CME Term SOFR + 1.48%)(b)	15,522	11,580,558
3.96%, 11/15/48, (3-mo. CME Term SOFR + 1.64%)(a)(b)	27,243	20,512,255
4.03%, 07/24/48, (3-mo. CME Term SOFR + 1.72%)(b)	9,105	6,955,262
4.26%, 10/22/31, (1-day SOFR + 0.93%)(a)(b)	15,558	15,047,892
4.26%, 02/22/48, (3-mo. CME Term SOFR + 1.84%)(a)(b)	15,198	12,029,308
4.35%, 01/22/32, (1-day SOFR + 0.84%)(b)	17,488	16,923,563
4.49%, 03/24/31, (3-mo. CME Term SOFR + 3.79%)(a)(b)	22,368	21,993,535
4.59%, 04/26/33, (1-day SOFR + 1.80%)(b)	19,842	19,203,903
4.60%, 10/22/30, (1-day SOFR + 1.04%)(b)	19,318	19,100,856
4.62%, 04/23/32, (1-day SOFR + 0.99%)(a)(b)	24,616	24,031,611
4.81%, 10/22/36, (1-day SOFR + 1.19%)(b)	23,181	21,963,012
4.85%, 02/01/44(a)	8,370	7,423,675
4.90%, 01/22/37, (1-day SOFR + 1.07%)(a)(b)	23,610	22,425,493
4.91%, 07/25/33, (1-day SOFR + 2.08%)(a)(b)	34,537	33,904,296
4.95%, 10/22/35, (1-day SOFR + 1.34%)(b)	23,560	22,776,109
4.95%, 06/01/45	12,840	11,290,018
5.04%, 07/23/32, (1-day SOFR + 1.02%)(a)(b)	33,980	33,724,786
5.10%, 04/22/31, (1-day SOFR + 1.44%)(b)	18,988	18,994,108
5.14%, 01/24/31, (1-day SOFR + 1.01%)(b)	16,031	16,070,725
5.15%, 04/23/37, (1-day SOFR + 1.26%)(a)(b)	29,516	28,517,636
5.29%, 07/22/35, (1-day SOFR + 1.46%)(b)	29,350	29,022,260
5.34%, 01/23/35, (1-day SOFR + 1.62%)(a)(b)	25,179	25,034,717
5.35%, 06/01/34, (1-day SOFR + 1.85%)(a)(b)	35,655	35,643,651
5.40%, 01/06/42	9,785	9,429,793
5.50%, 01/24/36, (1-day SOFR + 1.32%)(b)	21,523	21,490,046
5.50%, 10/15/40(a)	10,263	10,079,470
5.53%, 11/29/45, (1-day SOFR + 1.55%)(b)	21,518	20,485,177
5.57%, 04/22/36, (1-day SOFR + 1.68%)(b)	27,082	27,144,530
5.60%, 07/15/41	12,985	12,758,172
5.63%, 08/16/43(a)	10,834	10,531,774
5.77%, 04/22/35, (1-day SOFR + 1.49%)(b)	23,759	24,217,081
6.25%, 10/23/34, (1-day SOFR + 1.81%)(b)	25,611	26,881,352
6.40%, 05/15/38	19,257	20,565,971
KeyBank N.A.
4.90%, 08/08/32	7,281	7,021,390
5.00%, 01/26/33	8,726	8,477,665
KeyCorp
2.55%, 10/01/29	7,455	6,940,703
4.79%, 06/01/33, (1-day SOFR Index + 2.06%)(a)(b)	10,595	10,213,163
5.31%, 01/28/37, (1-day SOFR + 1.37%)(a)(b)	4,823	4,629,849
6.40%, 03/06/35, (1-day SOFR Index + 2.42%)(a)(b)	7,349	7,643,154
Lloyds Banking Group PLC
4.34%, 01/09/48	10,377	8,161,722
4.43%, 11/04/31, (1-year CMT + 0.82%)(a)(b)	8,810	8,554,837
4.94%, 11/04/36, (1-year CMT + 0.97%)(a)(b)	5,770	5,458,146
4.98%, 08/11/33, (1-year CMT + 2.30%)(a)(b)	7,420	7,272,168
25
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.20%, 08/17/32, (1-year CMT + 0.80%)(a)(b)	$10,912	$10,870,940
5.30%, 12/01/45(a)	5,046	4,531,471
5.59%, 11/26/35, (1-year CMT + 1.20%)(a)(b)	5,802	5,795,965
5.67%, 02/10/47, (1-year CMT + 0.82%)(b)	9,548	9,014,698
5.68%, 01/05/35, (1-year CMT + 1.75%)(a)(b)	14,368	14,479,371
5.70%, 08/17/37, (1-year CMT + 1.00%)(b)	8,311	8,228,546
M&T Bank Corp.
5.05%, 01/27/34, (1-day SOFR + 1.85%)(b)	6,213	6,040,028
5.18%, 07/08/31, (1-day SOFR + 1.40%)(b)	7,126	7,121,427
5.39%, 01/16/36, (1-day SOFR + 1.61%)(a)(b)	9,586	9,329,361
6.08%, 03/13/32, (1-day SOFR + 2.26%)(b)	8,867	9,128,838
Mitsubishi UFJ Financial Group, Inc.
2.05%, 07/17/30(a)	5,937	5,311,051
2.31%, 07/20/32, (1-year CMT + 0.95%)(b)	10,307	8,987,468
2.49%, 10/13/32, (1-year CMT + 0.97%)(b)	8,007	6,997,426
2.56%, 02/25/30(a)	6,315	5,818,877
2.85%, 01/19/33, (1-year CMT + 1.10%)(b)	8,134	7,183,788
3.75%, 07/18/39(a)	14,611	12,027,271
4.51%, 01/14/32, (1-year CMT + 0.80%)(b)	11,993	11,653,483
4.53%, 09/12/31, (1-year CMT + 0.80%)(b)	10,240	9,990,238
4.85%, 04/21/32, (1-year CMT + 0.92%)(b)	10,445	10,235,529
5.06%, 01/14/37, (1-year CMT + 0.90%)(b)	11,141	10,636,298
5.13%, 07/20/33, (1-year CMT + 2.13%)(b)	14,732	14,549,621
5.16%, 04/24/31, (1-year CMT + 1.17%)(b)	6,043	6,042,401
5.19%, 09/12/36, (1-year CMT + 0.93%)(b)	8,337	8,076,490
5.20%, 01/16/31, (1-year CMT + 0.78%)(b)	5,623	5,633,662
5.33%, 04/21/37, (1-year CMT + 1.02%)(b)	11,751	11,419,699
5.41%, 04/19/34, (1-year CMT + 1.97%)(a)(b)	7,016	7,020,969
5.43%, 04/17/35, (1-year CMT + 1.00%)(b)	14,387	14,274,734
5.44%, 02/22/34, (1-year CMT + 1.63%)(b)	7,471	7,480,026
5.47%, 09/13/33, (1-year CMT + 2.13%)(b)	6,630	6,656,584
5.57%, 01/16/36, (1-year CMT + 0.95%)(b)	8,392	8,373,658
5.62%, 04/24/36, (1-year CMT + 1.27%)(b)	12,880	12,877,253
5.87%, 04/21/47, (1-year CMT + 0.98%)(b)	9,277	9,035,932
Mizuho Financial Group, Inc.
1.98%, 09/08/31, (3-mo. CME Term SOFR + 1.53%)(b)	6,129	5,416,570
2.20%, 07/10/31, (3-mo. CME Term SOFR + 1.77%)(b)	7,050	6,318,619
2.56%, 09/13/31	6,291	5,501,694
4.71%, 07/08/31, (1-year CMT + 0.92%)(b)	6,565	6,464,987
4.97%, 07/13/32, (1-year CMT + 0.83%)(b)	12,443	12,270,258
5.32%, 07/08/36, (1-year CMT + 1.07%)(b)	8,116	7,936,477
5.34%, 07/13/37, (1-year CMT + 0.97%)(b)	13,899	13,478,177
5.42%, 05/13/36, (1-year CMT + 0.98%)(b)	6,741	6,646,780
5.58%, 05/26/35, (1-year CMT + 1.30%)(a)(b)	6,330	6,334,970
5.67%, 09/13/33, (1-year CMT + 2.40%)(b)	4,530	4,597,616
5.75%, 05/27/34, (1-year CMT + 1.80%)(a)(b)	5,910	6,008,227
5.75%, 07/06/34, (1-year CMT + 1.90%)(b)	7,595	7,717,919
5.82%, 07/13/47, (1-year CMT + 0.97%)(a)(b)	8,517	8,155,426
Morgan Stanley
1.79%, 02/13/32, (1-day SOFR + 1.03%)(a)(b)	23,419	20,213,962
1.93%, 04/28/32, (1-day SOFR + 1.02%)(b)	19,018	16,402,669
2.24%, 07/21/32, (1-day SOFR + 1.18%)(b)	28,155	24,448,369
2.51%, 10/20/32, (1-day SOFR + 1.20%)(b)	20,559	17,976,800
2.70%, 01/22/31, (1-day SOFR + 1.14%)(b)	26,929	24,893,528
2.80%, 01/25/52, (1-day SOFR + 1.43%)(a)(b)	13,436	7,897,499
2.94%, 01/21/33, (1-day SOFR + 1.29%)(b)	18,793	16,663,240
3.22%, 04/22/42, (1-day SOFR + 1.49%)(b)	14,824	10,902,062
3.62%, 04/01/31, (1-day SOFR + 3.12%)(b)	24,606	23,382,649
3.97%, 07/22/38(b)	18,920	16,049,900
Security	Par (000)	Value
Banks (continued)
4.30%, 01/27/45(a)	$17,917	$14,506,284
4.38%, 01/22/47	15,467	12,420,974
4.46%, 04/22/39, (3-mo. CME Term SOFR + 1.69%)(b)	7,205	6,418,535
4.49%, 01/16/32, (1-day SOFR + 0.95%)(b)	27,676	26,834,149
4.65%, 10/18/30, (1-day SOFR + 1.10%)(b)	25,512	25,199,021
4.71%, 03/12/32, (1-day SOFR + 1.20%)(b)	26,118	25,480,742
4.81%, 04/16/32, (1-day SOFR Index + 1.18%)(b)	22,091	21,616,132
4.89%, 07/20/33, (1-day SOFR + 2.08%)(b)	17,472	17,053,575
5.07%, 01/30/37, (1-day SOFR + 1.18%)(b)	29,710	28,293,760
5.17%, 07/14/32, (1-day SOFR Index + 1.16%)(b)	28,451	28,226,829
5.19%, 04/17/31, (1-day SOFR + 1.51%)(b)	15,036	15,041,515
5.23%, 01/15/31, (1-day SOFR + 1.11%)(b)	19,943	20,016,179
5.25%, 04/21/34, (1-day SOFR + 1.87%)(a)(b)	27,280	26,939,093
5.30%, 04/10/37, (1-day SOFR Index + 1.41%)(b)	34,325	33,188,417
5.32%, 07/19/35, (1-day SOFR + 1.56%)(a)(b)	27,472	27,014,234
5.42%, 07/21/34, (1-day SOFR + 1.88%)(b)	19,497	19,393,251
5.47%, 01/18/35, (1-day SOFR + 1.73%)(b)	20,718	20,597,620
5.52%, 11/19/55, (1-day SOFR + 1.71%)(b)	25,387	23,219,141
5.59%, 01/18/36, (1-day SOFR + 1.42%)(b)	25,883	25,823,567
5.60%, 03/24/51, (1-day SOFR + 4.84%)(a)(b)	16,278	15,222,956
5.61%, 07/17/37, (1-day SOFR Index + 1.43%)(a)(b)	18,578	18,375,953
5.66%, 04/17/36, (1-day SOFR + 1.76%)(b)	23,813	23,861,907
5.83%, 04/19/35, (1-day SOFR + 1.58%)(b)	26,268	26,683,386
5.90%, 03/13/47, (1-day SOFR + 1.78%)(b)	20,496	19,910,722
6.34%, 10/18/33, (1-day SOFR + 2.56%)(b)	23,395	24,499,602
6.38%, 07/24/42	18,834	19,734,742
6.63%, 11/01/34, (1-day SOFR + 2.05%)(b)	21,159	22,508,337
7.25%, 04/01/32(a)	6,865	7,610,712
Series I, 4.36%, 10/22/31, (1-day SOFR + 1.07%)(b)	29,216	28,241,085
Series I, 4.89%, 10/22/36, (1-day SOFR + 1.31%)(b)	23,341	22,058,673
Morgan Stanley Private Bank N.A.
4.47%, 11/19/31, (1-day SOFR + 1.02%)(b)	26,250	25,515,441
4.73%, 07/18/31, (1-day SOFR + 1.08%)(b)	24,620	24,231,363
National Australia Bank Ltd./New York
4.53%, 06/13/30	6,192	6,143,317
4.90%, 01/14/30(a)	3,631	3,655,856
National Bank of Canada
4.50%, 10/10/29	3,245	3,211,453
4.93%, 06/04/32, (1-day SOFR + 1.01%)(b)	8,585	8,435,772
NatWest Group PLC
4.98%, 06/18/32, (1-year CMT + 0.80%)(b)	11,921	11,739,052
5.12%, 05/23/31, (1-year CMT + 1.05%)(b)	5,865	5,848,285
5.78%, 03/01/35, (1-year CMT + 1.50%)(b)	11,636	11,789,082
6.02%, 03/02/34, (1-year CMT + 2.10%)(a)(b)	7,100	7,318,414
Northern Trust Corp.
1.95%, 05/01/30	9,021	8,142,014
6.13%, 11/02/32	6,771	7,112,123
PNC Bank N.A., 2.70%, 10/22/29	4,576	4,283,438
PNC Financial Services Group, Inc. (The)
2.31%, 04/23/32, (1-day SOFR + 0.98%)(a)(b)	9,891	8,720,130
2.55%, 01/22/30	7,047	6,517,988
4.81%, 10/21/32, (1-day SOFR + 1.26%)(b)	12,288	12,055,855
4.90%, 05/13/31, (1-day SOFR + 1.33%)(a)(b)	6,821	6,779,297
5.07%, 01/24/34, (1-day SOFR + 1.93%)(b)	10,521	10,335,218
Schedule of Investments
26

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.22%, 01/29/31, (1-day SOFR + 1.07%)(b)	$10,102	$10,157,300
5.37%, 07/21/36, (1-day SOFR + 1.42%)(b)	14,803	14,575,696
5.40%, 07/23/35, (1-day SOFR + 1.60%)(a)(b)	9,389	9,300,107
5.46%, 07/21/37, (1-day SOFR + 1.27%)(b)	12,380	12,178,409
5.58%, 01/29/36, (1-day SOFR + 1.39%)(b)	10,905	10,901,196
5.68%, 01/22/35, (1-day SOFR + 1.90%)(b)	11,560	11,671,742
5.94%, 08/18/34, (1-day SOFR + 1.95%)(a)(b)	6,103	6,289,725
6.04%, 10/28/33, (1-day SOFR Index + 2.14%)(b)	8,860	9,148,450
6.88%, 10/20/34, (1-day SOFR + 2.28%)(b)	15,057	16,292,227
Regions Financial Corp., 5.50%, 09/06/35, (1-day SOFR + 2.06%)(a)(b)	5,734	5,641,771
Royal Bank of Canada
2.30%, 11/03/31	7,952	6,988,513
3.88%, 05/04/32	6,034	5,667,011
4.31%, 11/03/31, (1-day SOFR + 0.98%)(b)	6,334	6,139,207
4.61%, 05/03/32, (1-day SOFR + 1.01%)(b)	7,203	7,034,852
4.65%, 10/18/30, (1-day SOFR Index + 1.08%)(b)	19,620	19,399,873
4.70%, 08/06/31, (1-day SOFR + 1.06%)(b)	4,950	4,873,397
4.95%, 08/05/32, (1-day SOFR Index + 0.95%)(b)	16,256	16,050,295
4.97%, 05/02/31, (1-day SOFR Index + 1.13%)(b)	10,441	10,416,825
5.00%, 02/01/33	10,864	10,755,050
5.00%, 05/02/33	12,123	11,992,329
5.15%, 02/04/31, (1-day SOFR + 1.03%)(b)	16,083	16,121,662
5.15%, 02/01/34(a)	8,581	8,580,977
Santander Holdings USA, Inc.
5.22%, 06/05/32, (1-day SOFR + 1.28%)(b)	4,723	4,650,483
5.35%, 09/06/30, (1-day SOFR + 1.94%)(b)	5,970	5,974,998
5.70%, 06/05/37, (1-day SOFR + 1.60%)(a)(b)	7,175	6,988,015
5.74%, 03/20/31, (1-day SOFR + 1.88%)(a)(b)	7,151	7,241,627
6.34%, 05/31/35, (1-day SOFR + 2.14%)(a)(b)	6,081	6,274,579
Santander U.K. Group Holdings PLC
4.86%, 09/11/30, (1-day SOFR Index + 1.55%)(b)	8,045	7,960,040
5.14%, 09/22/36, (1-day SOFR Index + 1.58%)(b)	7,376	6,984,535
5.69%, 04/15/31, (1-day SOFR Index + 1.52%)(b)	11,106	11,244,362
State Street Bank & Trust Co., 4.78%, 11/23/29	6,540	6,551,969
State Street Corp.
2.20%, 03/03/31	7,001	6,187,787
2.40%, 01/24/30(a)	7,216	6,705,021
4.83%, 04/24/30(a)	5,370	5,375,307
Sumitomo Mitsui Financial Group, Inc.
2.13%, 07/08/30(a)	12,451	11,172,382
2.22%, 09/17/31(a)	9,054	7,857,632
2.75%, 01/15/30(a)	8,043	7,474,269
2.93%, 09/17/41	6,733	4,713,068
4.49%, 01/15/32, (1-day SOFR + 1.02%)(b)	9,347	9,068,580
4.93%, 07/07/32, (1-day SOFR + 1.05%)(b)	8,909	8,774,250
5.05%, 01/15/37, (1-day SOFR + 1.22%)(a)(b)	7,947	7,597,844
5.24%, 04/15/30(a)	6,871	6,911,311
5.30%, 07/07/37, (1-day SOFR + 1.29%)(b)	11,728	11,366,129
5.42%, 07/09/31	8,573	8,643,423
5.56%, 07/09/34(a)	10,192	10,234,168
5.57%, 01/15/47, (1-day SOFR + 1.36%)(b)	7,680	7,225,439
5.63%, 01/15/35(a)	6,898	6,944,428
5.71%, 01/13/30	10,346	10,552,877
Security	Par (000)	Value
Banks (continued)
5.77%, 01/13/33	$14,271	$14,573,826
5.81%, 09/14/33	7,878	8,063,027
5.84%, 07/09/44	7,922	7,658,704
6.18%, 07/13/43(a)	6,944	7,073,514
Toronto-Dominion Bank (The)
2.00%, 09/10/31(a)	10,021	8,738,927
3.20%, 03/10/32	10,030	9,090,140
4.41%, 01/13/31(a)	9,594	9,389,143
4.46%, 06/08/32(a)	18,597	17,973,883
4.78%, 12/17/29	8,359	8,346,569
4.81%, 06/03/30	11,504	11,442,198
4.87%, 04/22/33	6,400	6,231,793
4.93%, 10/15/35(a)	7,204	6,905,376
5.30%, 01/30/32	7,165	7,211,269
Truist Bank, 2.25%, 03/11/30(a)	11,308	10,256,930
Truist Financial Corp.
1.95%, 06/05/30(a)	7,660	6,871,325
4.60%, 01/27/32, (1-day SOFR + 0.97%)(b)	10,256	9,977,903
4.96%, 10/23/36, (1-day SOFR + 1.40%)(b)	9,526	9,027,917
5.07%, 05/20/31, (1-day SOFR + 1.31%)(a)(b)	8,742	8,712,842
5.12%, 01/26/34, (1-day SOFR + 1.85%)(b)	10,187	9,992,947
5.15%, 08/05/32, (1-day SOFR + 1.57%)(b)	9,551	9,467,445
5.71%, 01/24/35, (1-day SOFR + 1.92%)(b)	16,820	16,916,192
5.87%, 06/08/34, (1-day SOFR + 2.36%)(b)	13,739	13,975,107
6.12%, 10/28/33, (1-day SOFR + 2.30%)(b)	7,242	7,500,218
Series I, 4.68%, 04/23/32, (1-day SOFR + 1.09%)(a)(b)	8,951	8,720,643
Series I, 5.28%, 04/23/37, (1-day SOFR + 1.41%)(b)	8,263	7,978,979
U.S. Bancorp
1.38%, 07/22/30	8,695	7,598,881
2.68%, 01/27/33, (1-day SOFR + 1.02%)(a)(b)	7,760	6,825,627
4.48%, 01/26/32, (1-day SOFR + 0.87%)(b)	6,490	6,312,998
4.84%, 02/01/34, (1-day SOFR + 1.60%)(b)	16,168	15,662,663
5.03%, 01/26/37, (1-day SOFR + 1.10%)(b)	6,007	5,764,572
5.05%, 02/12/31, (1-day SOFR + 1.06%)(b)	6,346	6,334,786
5.08%, 05/15/31, (1-day SOFR + 1.30%)(b)	9,558	9,552,527
5.42%, 02/12/36, (1-day SOFR + 1.41%)(a)(b)	9,800	9,736,914
5.47%, 07/27/37, (1-day SOFR + 1.25%)(b)	12,812	12,665,355
5.68%, 01/23/35, (1-day SOFR + 1.86%)(b)	16,377	16,542,386
5.84%, 06/12/34, (1-day SOFR + 2.26%)(b)	11,650	11,899,974
5.85%, 10/21/33, (1-day SOFR + 2.09%)(b)	13,549	13,881,991
UBS AG/London, 4.50%, 06/26/48(a)	8,701	7,260,986
UBS AG/Stamford CT
4.63%, 02/16/32, (1-day SOFR + 1.11%)(b)	9,170	8,983,334
5.05%, 08/07/32, (1-day SOFR + 0.96%)(b)	3,950	3,917,588
UBS Group AG, 4.88%, 05/15/45	15,597	13,560,051
Wachovia Corp., 5.50%, 08/01/35(a)	6,106	6,020,940
Wells Fargo & Co.
2.57%, 02/11/31, (3-mo. CME Term SOFR + 1.26%)(a)(b)	21,830	20,120,375
2.88%, 10/30/30, (3-mo. CME Term SOFR + 1.43%)(b)	21,834	20,478,735
3.07%, 04/30/41, (1-day SOFR + 2.53%)(b)	29,377	21,587,039
3.35%, 03/02/33, (1-day SOFR + 1.50%)(a)(b)	33,403	30,286,784
3.90%, 05/01/45(a)	18,130	13,808,381
4.40%, 06/14/46	15,818	12,395,254
4.48%, 04/04/31, (3-mo. CME Term SOFR + 4.03%)(b)	17,928	17,579,594
4.61%, 04/25/53, (1-day SOFR + 2.13%)(b)	28,648	22,949,414
4.65%, 11/04/44	16,126	13,193,201
27
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
4.75%, 12/07/46(a)	$16,775	$13,726,729
4.89%, 09/15/36, (1-day SOFR + 1.34%)(b)	13,731	13,087,412
4.90%, 07/25/33, (1-day SOFR + 2.10%)(b)	30,614	29,937,216
4.90%, 11/17/45	16,666	14,015,929
4.96%, 01/23/37, (1-day SOFR + 1.10%)(a)(b)	27,197	25,866,349
5.01%, 04/04/51, (3-mo. CME Term SOFR + 4.50%)(b)	43,745	37,471,083
5.15%, 04/23/31, (1-day SOFR + 1.50%)(a)(b)	28,831	28,855,616
5.21%, 12/03/35, (1-day SOFR + 1.38%)(b)	23,930	23,406,069
5.24%, 01/24/31, (1-day SOFR + 1.11%)(b)	25,639	25,764,462
5.38%, 11/02/43	16,747	15,232,306
5.39%, 04/24/34, (1-day SOFR + 2.02%)(b)	31,775	31,718,253
5.43%, 01/23/47, (1-day SOFR + 1.23%)(b)	18,885	17,372,389
5.50%, 01/23/35, (1-day SOFR + 1.78%)(a)(b)	25,597	25,613,848
5.56%, 07/25/34, (1-day SOFR + 1.99%)(b)	34,715	34,951,045
5.61%, 04/23/36, (1-day SOFR + 1.74%)(b)	24,135	24,214,614
5.61%, 01/15/44	20,871	19,457,516
6.49%, 10/23/34, (1-day SOFR + 2.06%)(b)	27,776	29,423,067
Wells Fargo Bank N.A.
5.85%, 02/01/37	7,427	7,480,399
6.60%, 01/15/38(a)	10,654	11,351,188
Westpac Banking Corp.
2.15%, 06/03/31	17,439	15,461,062
2.65%, 01/16/30	4,941	4,624,916
2.96%, 11/16/40	6,099	4,361,347
3.13%, 11/18/41	7,081	5,046,103
4.35%, 07/01/30(a)	6,695	6,611,625
4.42%, 07/24/39	6,892	6,007,805
6.82%, 11/17/33	7,363	7,861,768
Westpac Banking Corp./New York, 4.45%, 06/12/31(a)	10,211	10,028,143
		7,184,905,765
Beverages — 1.9%
Anheuser-Busch Cos LLC/Anheuser-Busch InBev Worldwide, Inc.
4.70%, 02/01/36	43,116	40,807,729
4.90%, 02/01/46	67,496	58,973,158
Anheuser-Busch InBev Finance, Inc., 4.90%, 02/01/46	9,554	8,330,177
Anheuser-Busch InBev Worldwide, Inc.
3.50%, 06/01/30	7,070	6,751,436
4.44%, 10/06/48	13,063	10,573,949
4.50%, 06/01/50(a)	7,144	6,127,510
4.90%, 01/23/31	7,745	7,746,862
4.95%, 01/15/42	11,649	10,636,192
5.00%, 06/15/34(a)	7,238	7,152,010
5.45%, 01/23/39	15,802	15,568,584
5.55%, 01/23/49	31,485	29,655,869
5.80%, 01/23/59(a)	16,229	15,725,370
8.20%, 01/15/39	10,922	13,351,643
Coca-Cola Co. (The)
1.38%, 03/15/31(a)	12,841	11,112,217
1.65%, 06/01/30(a)	13,712	12,297,008
2.00%, 03/05/31(a)	8,275	7,364,296
2.13%, 09/06/29	5,613	5,230,335
2.25%, 01/05/32	8,700	7,686,664
2.50%, 06/01/40	4,946	3,524,219
2.50%, 03/15/51(a)	12,183	6,899,774
2.60%, 06/01/50(a)	12,955	7,599,303
2.75%, 06/01/60(a)	9,424	5,147,243
2.88%, 05/05/41(a)	7,581	5,568,926
Security	Par (000)	Value
Beverages (continued)
3.00%, 03/05/51(a)	$13,144	$8,302,490
3.45%, 03/25/30(a)	10,177	9,796,781
4.65%, 08/14/34(a)	7,269	7,144,219
5.00%, 05/13/34(a)	8,026	8,065,224
5.20%, 01/14/55(a)	13,862	12,612,288
5.30%, 05/13/54	9,337	8,627,633
5.40%, 05/13/64(a)	14,677	13,451,724
Constellation Brands, Inc.
2.25%, 08/01/31(a)	10,398	9,083,802
4.90%, 05/01/33(a)	5,010	4,863,897
Diageo Capital PLC
2.00%, 04/29/30	7,860	7,092,429
2.13%, 04/29/32(a)	6,542	5,580,692
2.38%, 10/24/29	4,570	4,243,385
5.50%, 01/24/33(a)	6,196	6,276,281
5.63%, 10/05/33	6,821	6,957,064
Diageo Investment Corp.
5.13%, 08/15/30	8,817	8,845,993
5.63%, 04/15/35	5,588	5,667,786
Keurig Dr Pepper, Inc.
3.20%, 05/01/30	11,222	10,476,428
3.80%, 05/01/50(a)	5,821	4,015,791
4.05%, 04/15/32	6,981	6,549,945
4.50%, 04/15/52(a)	9,105	7,033,902
Molson Coors Beverage Co.
4.20%, 07/15/46(a)	16,574	12,678,144
5.00%, 05/01/42(a)	7,103	6,259,077
5.50%, 07/08/36	10,414	10,189,815
PepsiCo, Inc.
1.40%, 02/25/31(a)	7,869	6,787,557
1.63%, 05/01/30	5,892	5,278,046
1.95%, 10/21/31	10,046	8,731,654
2.63%, 10/21/41	7,993	5,517,886
2.75%, 03/19/30	10,608	9,912,761
2.75%, 10/21/51	5,706	3,380,639
2.88%, 10/15/49	8,558	5,318,660
3.45%, 10/06/46	9,283	6,631,228
3.63%, 03/19/50	8,687	6,171,496
3.90%, 07/18/32	10,925	10,423,452
4.45%, 02/15/33(a)	8,543	8,337,509
4.45%, 04/14/46	5,420	4,541,652
4.60%, 02/07/30	9,990	9,961,506
4.65%, 07/23/32	6,460	6,389,361
5.00%, 02/07/35	11,162	10,996,402
5.00%, 07/23/35(a)	8,121	7,995,305
5.25%, 07/17/54(a)	7,396	6,830,133
		610,850,511
Biotechnology — 1.5%
Amgen, Inc.
2.00%, 01/15/32	6,423	5,486,866
2.30%, 02/25/31	11,623	10,379,681
2.45%, 02/21/30	5,603	5,162,045
2.77%, 09/01/53	7,285	4,102,282
3.15%, 02/21/40	12,255	9,243,890
3.35%, 02/22/32	6,836	6,265,038
3.38%, 02/21/50(a)	11,209	7,564,268
4.20%, 02/19/31(a)	13,580	13,155,721
4.20%, 03/01/33	7,158	6,754,965
4.20%, 02/22/52	7,388	5,528,521
4.40%, 05/01/45	17,077	13,920,592
4.40%, 02/22/62(a)	10,119	7,504,060
Schedule of Investments
28

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Biotechnology (continued)
4.56%, 06/15/48	$11,071	$8,986,997
4.66%, 06/15/51	27,544	22,370,386
4.85%, 02/19/36(a)	14,212	13,554,112
4.88%, 03/01/53	7,232	6,006,062
5.25%, 03/02/30	17,014	17,155,340
5.25%, 03/02/33(a)	34,580	34,591,221
5.60%, 03/02/43(a)	21,647	20,778,247
5.65%, 03/02/53(a)	33,604	31,251,125
5.65%, 02/19/56(a)	7,242	6,734,851
5.75%, 03/02/63	20,684	19,113,596
Biogen, Inc.
2.25%, 05/01/30	6,859	6,224,165
3.15%, 05/01/50	13,024	8,094,325
5.20%, 09/15/45	8,831	7,889,407
Gilead Sciences, Inc.
1.65%, 10/01/30	4,477	3,943,232
2.60%, 10/01/40	5,308	3,733,101
2.80%, 10/01/50(a)	11,860	7,113,966
4.00%, 09/01/36(a)	4,414	3,948,245
4.15%, 03/01/47	14,883	11,677,480
4.50%, 02/01/45	11,642	9,776,968
4.60%, 05/20/31(a)	8,512	8,377,600
4.60%, 09/01/35(a)	13,236	12,571,039
4.75%, 03/01/46	18,533	15,963,142
4.80%, 11/15/29	4,996	5,003,627
4.80%, 04/01/44	15,757	13,848,686
5.10%, 06/15/35(a)	9,205	9,077,005
5.25%, 10/15/33	6,042	6,084,815
5.50%, 11/15/54(a)	8,631	8,053,439
5.55%, 10/15/53(a)	8,135	7,653,153
5.60%, 11/15/64	5,975	5,548,380
5.65%, 12/01/41	6,624	6,522,504
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/30	7,291	6,410,367
2.80%, 09/15/50	5,609	3,255,888
Royalty Pharma PLC
2.20%, 09/02/30	7,247	6,507,292
3.30%, 09/02/40	9,642	7,250,204
3.55%, 09/02/50(a)	6,737	4,495,472
5.20%, 09/25/35	5,753	5,580,862
		470,214,230
Building Materials — 0.6%
Amrize Finance U.S. LLC
4.95%, 04/07/30	8,971	8,947,994
5.40%, 04/07/35(a)	7,203	7,120,454
Carlisle Companies, Inc., 2.75%, 03/01/30	4,870	4,515,442
Carrier Global Corp.
2.70%, 02/15/31	6,728	6,103,808
2.72%, 02/15/30	12,913	11,998,426
3.38%, 04/05/40(a)	14,576	11,329,006
3.58%, 04/05/50(a)	9,376	6,502,287
5.90%, 03/15/34	5,785	5,967,428
CRH America Finance, Inc.
4.40%, 02/09/31	8,815	8,574,611
5.00%, 02/09/36(a)	9,438	9,020,007
5.40%, 05/21/34(a)	6,561	6,540,521
5.50%, 01/09/35	7,097	7,081,105
CRH SMW Finance DAC, 5.13%, 01/09/30	9,995	10,039,347
Marriott International, Inc.
5.20%, 01/30/32(a)	9,554	9,553,658
5.40%, 01/30/34	8,480	8,473,843
Security	Par (000)	Value
Building Materials (continued)
5.63%, 08/15/36(a)	$9,639	$9,632,043
6.38%, 08/15/56(a)	5,548	5,662,926
Martin Marietta Materials, Inc.
2.40%, 07/15/31	10,657	9,396,583
3.20%, 07/15/51	6,351	3,972,100
5.15%, 12/01/34	5,339	5,220,385
5.50%, 12/01/54(a)	6,189	5,631,564
Owens Corning, 5.70%, 06/15/34(a)	5,458	5,524,693
Vulcan Materials Co.
3.50%, 06/01/30(a)	6,504	6,163,504
5.35%, 12/01/34(a)	5,652	5,609,348
5.70%, 12/01/54(a)	5,059	4,786,561
		183,367,644
Chemicals — 0.7%
Air Products and Chemicals, Inc.
2.05%, 05/15/30	8,149	7,373,738
2.70%, 05/15/40(a)	7,679	5,490,533
2.80%, 05/15/50	7,719	4,637,547
4.85%, 02/08/34(a)	9,100	8,882,997
CF Industries, Inc.
4.95%, 06/01/43	6,282	5,527,740
5.15%, 03/15/34	8,804	8,611,177
5.30%, 11/26/35(a)	6,022	5,850,743
5.38%, 03/15/44	6,746	6,210,419
Dow Chemical Co. (The)
2.10%, 11/15/30	7,390	6,512,743
3.60%, 11/15/50(a)	11,158	7,238,994
4.38%, 11/15/42	7,866	6,247,297
4.80%, 01/15/31(a)	8,305	8,146,532
5.55%, 11/30/48	6,664	5,817,286
6.90%, 05/15/53(a)	7,604	7,909,952
Eastman Chemical Co.
4.65%, 10/15/44(a)	6,864	5,670,043
5.63%, 02/20/34(a)	5,178	5,174,952
Ecolab, Inc.
2.70%, 12/15/51	6,515	3,781,382
4.80%, 06/15/31	7,442	7,383,006
5.15%, 06/15/33	10,583	10,531,166
5.35%, 06/15/36	12,114	12,007,410
LYB International Finance BV
4.88%, 03/15/44(a)	6,953	5,708,106
5.25%, 07/15/43(a)	6,896	5,975,614
LYB International Finance III LLC
3.38%, 10/01/40	5,965	4,313,000
3.63%, 04/01/51(a)	9,412	6,067,575
4.20%, 10/15/49	6,775	4,805,228
4.20%, 05/01/50	8,141	5,780,919
5.50%, 03/01/34(a)	7,472	7,350,679
5.88%, 01/15/36(a)	10,401	10,308,180
LyondellBasell Industries NV, 4.63%, 02/26/55(a)	8,380	6,227,610
Mosaic Co. (The), 5.35%, 08/17/31	7,860	7,820,769
Nutrien Ltd.
5.00%, 04/01/49(a)	6,106	5,203,305
5.80%, 03/27/53	5,953	5,644,775
Sherwin-Williams Co. (The), 4.50%, 06/01/47	9,410	7,637,344
		221,848,761
Commercial Services — 0.7%
Automatic Data Processing, Inc.
1.25%, 09/01/30(a)	9,777	8,537,152
29
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services (continued)
4.45%, 09/09/34	$6,980	$6,668,185
4.75%, 05/08/32	7,312	7,211,840
5.00%, 05/07/36	7,462	7,248,124
Equifax, Inc., 2.35%, 09/15/31(a)	6,802	5,933,038
Global Payments, Inc.
2.90%, 05/15/30(a)	12,609	11,528,423
2.90%, 11/15/31	4,870	4,252,374
4.15%, 08/15/49(a)	5,120	3,629,888
4.88%, 11/15/30	18,455	17,964,376
5.20%, 11/15/32	5,830	5,623,078
5.40%, 08/15/32(a)	8,380	8,236,068
5.55%, 11/15/35(a)	13,200	12,598,477
5.95%, 08/15/52(a)	5,350	4,891,794
Massachusetts Institute of Technology
5.60%, 07/01/2111	3,956	3,700,516
5.62%, 06/01/55(a)	8,252	8,109,225
PayPal Holdings, Inc.
2.30%, 06/01/30	10,739	9,811,222
2.85%, 10/01/29	7,200	6,775,368
3.25%, 06/01/50	6,150	3,909,308
4.40%, 06/01/32(a)	8,379	8,008,425
4.95%, 06/01/31(a)	7,527	7,420,925
5.05%, 06/01/52	7,739	6,464,578
5.15%, 06/01/34(a)	7,560	7,375,938
President and Fellows of Harvard College, 4.61%, 02/15/35(a)	4,673	4,505,379
Quanta Services, Inc.
2.90%, 10/01/30	7,036	6,453,011
5.30%, 08/09/33	2,987	2,955,137
5.55%, 08/09/36	4,591	4,518,407
RELX Capital, Inc.
3.00%, 05/22/30	5,402	5,042,085
4.75%, 03/27/30(a)	5,220	5,179,835
5.25%, 03/27/35(a)	4,580	4,498,711
S&P Global, Inc.
2.90%, 03/01/32(a)	7,693	6,904,240
3.70%, 03/01/52(a)	6,783	4,778,365
5.25%, 09/15/33(a)	9,396	9,442,244
		220,175,736
Computers — 2.4%
Accenture Capital, Inc.
4.05%, 10/04/29(a)	6,178	6,045,196
4.25%, 10/04/31(a)	7,561	7,278,587
4.50%, 10/04/34(a)	10,006	9,361,171
5.00%, 07/10/31	17,512	17,435,469
5.30%, 07/10/33	11,798	11,710,783
5.60%, 07/10/36(a)	10,204	10,095,436
Apple, Inc.
1.25%, 08/20/30	12,465	10,946,966
1.65%, 05/11/30(a)	20,992	18,861,211
1.65%, 02/08/31	23,240	20,482,421
1.70%, 08/05/31	8,167	7,093,316
2.20%, 09/11/29	6,600	6,178,880
2.38%, 02/08/41(a)	10,891	7,481,112
2.40%, 08/20/50(a)	11,049	6,077,895
2.55%, 08/20/60	12,026	6,102,602
2.65%, 05/11/50	17,933	10,440,254
2.65%, 02/08/51(a)	22,136	12,741,623
2.70%, 08/05/51(a)	13,057	7,566,770
2.80%, 02/08/61	13,327	7,185,047
2.85%, 08/05/61(a)	10,238	5,566,120
Security	Par (000)	Value
Computers (continued)
2.95%, 09/11/49	$11,369	$7,104,768
3.35%, 08/08/32	9,073	8,441,499
3.45%, 02/09/45	16,104	11,774,779
3.75%, 09/12/47	6,678	4,933,668
3.75%, 11/13/47	11,002	8,143,500
3.85%, 05/04/43	22,738	18,147,002
3.85%, 08/04/46	19,293	14,670,667
3.95%, 08/08/52(a)	14,179	10,467,597
4.10%, 08/08/62	10,634	7,705,129
4.20%, 05/12/30	4,988	4,926,203
4.25%, 02/09/47(a)	8,685	6,991,904
4.30%, 05/10/33(a)	6,082	5,934,234
4.38%, 05/13/45	16,103	13,429,222
4.45%, 05/06/44(a)	8,893	7,626,912
4.50%, 05/12/32(a)	14,319	14,193,614
4.50%, 02/23/36(a)	4,576	4,419,808
4.65%, 02/23/46(a)	32,996	28,475,680
4.75%, 05/12/35(a)	11,799	11,637,900
4.85%, 05/10/53(a)	10,266	9,019,145
Dell International LLC/EMC Corp.
3.38%, 12/15/41	6,427	4,723,101
4.50%, 02/15/31(a)	9,070	8,844,583
4.75%, 07/15/31	11,180	10,947,429
4.75%, 10/06/32	13,097	12,711,987
4.85%, 02/01/35(a)	9,114	8,675,083
5.00%, 04/01/30(a)	7,874	7,857,246
5.00%, 02/15/34	4,669	4,521,173
5.10%, 02/15/36(a)	10,484	10,071,135
5.25%, 02/15/37(a)	11,151	10,717,581
5.30%, 10/01/29(a)	7,208	7,272,413
5.30%, 04/01/32	11,071	11,077,064
5.40%, 04/15/34(a)	9,041	8,974,643
5.50%, 04/01/35	9,050	9,001,446
5.75%, 02/01/33(a)	9,192	9,379,303
6.20%, 07/15/30	6,285	6,508,540
8.10%, 07/15/36	8,572	9,936,134
Hewlett Packard Enterprise Co.
4.40%, 10/15/30(a)	11,533	11,232,298
4.55%, 10/15/29	10,037	9,898,441
4.85%, 10/15/31(a)	12,843	12,614,484
5.00%, 10/15/34(a)	15,561	14,921,552
5.60%, 10/15/54(a)	12,509	11,050,341
6.20%, 10/15/35(a)	7,633	7,994,188
6.35%, 10/15/45(a)	11,724	11,593,913
HP, Inc.
2.65%, 06/17/31	7,547	6,693,065
5.50%, 01/15/33(a)	9,438	9,480,016
6.00%, 09/15/41(a)	9,646	9,466,559
IBM International Capital Pte. Ltd.
4.90%, 02/05/34(a)	7,840	7,558,790
5.25%, 02/05/44(a)	9,120	8,028,248
5.30%, 02/05/54(a)	13,639	11,470,293
International Business Machines Corp.
1.95%, 05/15/30(a)	7,014	6,289,829
2.95%, 05/15/50(a)	7,242	4,201,890
4.00%, 06/20/42(a)	10,276	7,987,583
4.15%, 05/15/39(a)	15,706	13,139,841
4.25%, 05/15/49(a)	22,568	16,510,692
4.40%, 07/27/32(a)	5,020	4,797,753
4.75%, 02/06/33(a)	7,312	7,123,514
4.80%, 02/10/30(a)	8,694	8,662,383
Schedule of Investments
30

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Computers (continued)
4.90%, 07/27/52(a)	$7,387	$5,893,313
4.95%, 02/03/36(a)	6,363	6,011,377
5.00%, 02/10/32(a)	9,554	9,461,327
5.20%, 02/10/35(a)	5,220	5,097,781
5.70%, 02/10/55(a)	7,996	7,086,888
5.80%, 02/03/56(a)	7,532	6,772,424
Leidos, Inc.
2.30%, 02/15/31	7,247	6,398,155
4.38%, 05/15/30	4,523	4,404,505
5.00%, 03/15/36(a)	5,425	5,126,169
5.75%, 03/15/33(a)	3,409	3,458,851
		788,339,414
Cosmetics & Personal Care — 0.5%
Haleon U.S. Capital LLC
3.63%, 03/24/32	19,013	17,638,155
4.00%, 03/24/52	7,340	5,464,306
5.38%, 08/21/36	4,495	4,465,948
Kenvue, Inc.
4.85%, 05/22/32(a)	5,526	5,475,675
4.90%, 03/22/33(a)	10,264	10,118,260
5.00%, 03/22/30(a)	7,330	7,354,204
5.05%, 03/22/53(a)	9,415	8,182,271
5.10%, 03/22/43	8,200	7,500,475
5.20%, 03/22/63	6,354	5,481,792
Procter & Gamble Co. (The)
1.20%, 10/29/30(a)	10,437	9,069,536
1.95%, 04/23/31(a)	8,779	7,776,523
2.30%, 02/01/32(a)	6,632	5,890,287
3.00%, 03/25/30	10,094	9,548,896
4.05%, 01/26/33(a)	10,709	10,300,911
4.10%, 11/03/32(a)	4,928	4,746,653
4.55%, 01/29/34(a)	4,619	4,515,530
Unilever Capital Corp.
1.75%, 08/12/31	6,086	5,257,118
2.13%, 09/06/29(a)	5,192	4,823,113
4.63%, 08/12/34	7,274	7,043,223
5.00%, 12/08/33	6,213	6,199,581
5.90%, 11/15/32	10,666	11,177,393
		158,029,850
Diversified Financial Services — 2.1%
Aercap Funding DAC, 4.88%, 07/07/31	10,913	10,713,457
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.30%, 01/30/32	33,259	30,020,757
3.40%, 10/29/33	11,831	10,323,261
3.85%, 10/29/41(a)	12,421	9,683,679
4.63%, 09/10/29	3,280	3,241,818
4.75%, 01/15/33(a)	6,672	6,407,132
4.95%, 09/10/34(a)	6,572	6,273,606
5.38%, 12/15/31	6,655	6,657,435
6.15%, 09/30/30	9,538	9,858,628
Ally Financial, Inc., 8.00%, 11/01/31(a)	13,662	15,019,756
American Express Co., 4.05%, 12/03/42	8,038	6,567,553
Ameriprise Financial, Inc.
5.15%, 05/15/33(a)	6,518	6,491,667
5.20%, 04/15/35	5,569	5,460,569
Apollo Global Management, Inc.
5.15%, 08/12/35(a)	6,828	6,529,342
5.70%, 03/30/36(a)	7,627	7,524,373
5.80%, 05/21/54(a)	5,991	5,545,146
Security	Par (000)	Value
Diversified Financial Services (continued)
Atlas Warehouse Lending Co. LP
4.95%, 11/15/30(c)	$5,242	$5,119,673
5.25%, 01/15/33(c)	6,435	6,246,565
Blue Owl Finance LLC
6.25%, 04/18/34(a)	10,319	10,110,036
6.75%, 08/18/36(a)	568	566,498
Broadridge Financial Solutions, Inc.
2.60%, 05/01/31	8,948	7,966,768
2.90%, 12/01/29(a)	2,671	2,495,501
Brookfield Asset Management Ltd.
5.30%, 01/15/36(a)	5,554	5,317,810
5.80%, 04/24/35	6,261	6,258,462
6.08%, 09/15/55(a)	6,156	5,979,510
Brookfield Finance, Inc.
3.50%, 03/30/51	5,457	3,565,461
4.35%, 04/15/30	5,939	5,795,602
4.70%, 09/20/47	7,990	6,528,195
5.97%, 03/04/54(a)	7,639	7,224,931
Capital One Financial Corp., 6.70%, 11/29/32	4,682	4,997,092
Charles Schwab Corp. (The)
1.65%, 03/11/31(a)	6,531	5,641,756
1.95%, 12/01/31	5,415	4,657,327
2.30%, 05/13/31	6,435	5,714,205
2.90%, 03/03/32(a)	6,044	5,411,394
CME Group, Inc.
2.65%, 03/15/32	6,838	6,086,139
4.40%, 03/15/30	7,336	7,246,585
5.30%, 09/15/43(a)	5,418	5,167,345
Intercontinental Exchange, Inc.
1.85%, 09/15/32(a)	13,447	11,205,489
2.10%, 06/15/30(a)	11,027	9,959,295
2.65%, 09/15/40	10,005	7,050,820
3.00%, 06/15/50(a)	11,605	7,211,738
3.00%, 09/15/60(a)	12,638	7,067,414
4.25%, 09/21/48	9,885	7,731,709
4.60%, 03/15/33(a)	11,594	11,211,370
4.90%, 09/01/31(a)	7,411	7,383,527
4.95%, 06/15/52(a)	12,300	10,617,952
5.20%, 06/15/62(a)	7,943	6,841,268
5.25%, 06/15/31(a)	7,831	7,900,214
5.40%, 09/01/36	1,935	1,926,278
Jefferies Financial Group, Inc.
2.63%, 10/15/31	8,649	7,492,169
4.15%, 01/23/30	8,859	8,509,545
5.13%, 04/28/31(a)	7,879	7,707,939
5.50%, 02/15/36	13,045	12,345,912
6.20%, 04/14/34(a)	12,869	13,027,039
LPL Holdings, Inc., 5.20%, 03/15/30(a)	5,760	5,745,186
Mastercard, Inc.
2.00%, 11/18/31(a)	4,529	3,960,320
3.35%, 03/26/30	14,983	14,274,646
3.65%, 06/01/49	6,928	4,964,587
3.85%, 03/26/50(a)	9,780	7,252,578
4.35%, 01/15/32	9,617	9,358,527
4.55%, 01/15/35(a)	10,478	10,009,747
4.60%, 06/08/31(a)	8,811	8,694,522
4.85%, 03/09/33(a)	7,125	7,054,856
4.88%, 05/09/34(a)	11,505	11,322,834
5.00%, 06/08/36(a)	4,945	4,806,271
Nasdaq, Inc.
5.55%, 02/15/34(a)	9,294	9,385,126
31
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
5.95%, 08/15/53	$5,686	$5,535,302
6.10%, 06/28/63(a)	6,097	5,934,036
Nomura Holdings, Inc.
2.61%, 07/14/31	8,924	7,870,981
2.68%, 07/16/30	4,929	4,478,695
3.00%, 01/22/32(a)	9,262	8,232,485
3.10%, 01/16/30(a)	6,853	6,403,015
4.90%, 07/01/30(a)	6,259	6,179,339
5.55%, 07/14/36	12,529	12,239,249
5.78%, 07/03/34(a)	8,868	8,983,041
6.18%, 01/18/33	1,160	1,205,331
Raymond James Financial, Inc.
3.75%, 04/01/51	6,901	4,797,824
4.95%, 07/15/46(a)	5,866	5,085,328
5.65%, 09/11/55(a)	6,218	5,761,269
Sumisho Air Lease Corp.
2.88%, 01/15/32(a)	4,905	4,336,065
3.13%, 12/01/30	7,044	6,466,108
4.85%, 03/24/31(c)	12,275	12,011,219
Synchrony Financial, 2.88%, 10/28/31(a)	4,559	4,003,138
Visa, Inc.
1.10%, 02/15/31	7,062	6,061,592
2.00%, 08/15/50(a)	13,018	6,673,816
2.05%, 04/15/30	15,400	14,036,198
2.70%, 04/15/40	6,574	4,825,571
3.65%, 09/15/47(a)	7,064	5,203,143
4.10%, 02/12/31(a)	6,118	5,983,154
4.15%, 12/14/35(a)	12,438	11,577,410
4.30%, 12/14/45	27,476	22,694,687
		693,011,908
Electric — 4.3%
AEP Texas, Inc.
5.85%, 10/15/55(a)	6,193	5,790,607
Series Q, 5.20%, 04/15/36(a)	4,868	4,688,259
AES Corp. (The)
2.45%, 01/15/31	4,483	3,955,209
5.80%, 03/15/32	5,374	5,387,852
Ameren Corp.
3.50%, 01/15/31(a)	7,758	7,281,137
5.38%, 03/15/35	4,865	4,802,572
American Electric Power Co., Inc., 5.63%, 03/01/33	6,101	6,210,936
Berkshire Hathaway Energy Co.
2.85%, 05/15/51	12,618	7,324,056
3.70%, 07/15/30	10,788	10,323,301
3.80%, 07/15/48	5,718	4,086,958
4.25%, 10/15/50(a)	8,039	6,083,200
4.45%, 01/15/49	8,495	6,708,158
4.50%, 02/01/45(a)	6,273	5,152,964
4.60%, 05/01/53(a)	7,391	5,854,472
5.15%, 11/15/43	4,864	4,398,267
6.13%, 04/01/36	10,850	11,286,245
CenterPoint Energy Houston Electric LLC, Series AR, 4.85%, 04/01/36(a)	1,975	1,882,445
Commonwealth Edison Co.
4.00%, 03/01/48	5,419	4,059,390
5.85%, 06/01/56(a)	6,281	6,045,834
Connecticut Light and Power Co. (The), 4.00%, 04/01/48(a)	4,734	3,590,930
Consolidated Edison Co. of New York, Inc.
2.40%, 06/15/31(a)	7,869	7,002,669
Security	Par (000)	Value
Electric (continued)
3.60%, 06/15/61(a)	$6,031	$3,875,942
4.45%, 03/15/44(a)	5,914	4,898,243
4.63%, 12/01/54	5,482	4,331,644
5.70%, 05/15/54	8,516	7,979,258
5.75%, 11/15/55(a)	7,026	6,606,417
5.88%, 06/15/56(a)	6,289	5,983,841
5.90%, 11/15/53(a)	7,528	7,220,806
Series 20B, 3.95%, 04/01/50	7,762	5,715,736
Constellation Energy Generation LLC
4.40%, 01/15/31(a)	8,416	8,179,865
5.30%, 06/01/36(a)	7,175	6,950,567
5.60%, 06/15/42(a)	6,568	6,265,813
5.75%, 03/15/54(a)	6,127	5,751,312
5.88%, 01/15/66(a)	6,512	6,075,758
6.25%, 10/01/39(a)	8,427	8,606,123
6.50%, 10/01/53(a)	9,009	9,251,286
Consumers Energy Co., 5.13%, 05/01/36	1,500	1,463,527
Dominion Energy, Inc.
5.00%, 06/15/30	4,764	4,757,690
5.35%, 06/15/36	6,109	5,926,875
5.38%, 11/15/32	6,467	6,478,526
Series C, 2.25%, 08/15/31(a)	8,493	7,419,045
Series C, 3.38%, 04/01/30(a)	7,233	6,842,119
DTE Electric Co.
Series A, 4.85%, 03/01/36	6,521	6,206,726
Series B, 5.55%, 03/01/56(a)	5,413	5,010,848
DTE Energy Co.
5.20%, 04/01/30	10,590	10,641,700
5.85%, 06/01/34(a)	7,784	7,954,798
Duke Energy Carolinas LLC
3.20%, 08/15/49	6,087	3,942,371
4.95%, 01/15/33(a)	8,739	8,640,050
5.15%, 06/15/36(a)	7,801	7,601,939
5.30%, 02/15/40	6,258	6,012,457
5.35%, 01/15/53	6,428	5,790,652
5.40%, 01/15/54(a)	7,054	6,408,444
5.75%, 06/15/56	7,507	7,142,209
Duke Energy Corp.
2.45%, 06/01/30	5,681	5,177,783
2.55%, 06/15/31	5,817	5,191,275
3.30%, 06/15/41	6,188	4,548,887
3.50%, 06/15/51	7,673	4,978,658
3.75%, 09/01/46	11,820	8,450,527
4.50%, 08/15/32	12,062	11,620,353
4.95%, 09/15/35(a)	8,446	8,064,021
5.00%, 08/15/52	8,745	7,254,797
5.45%, 06/15/34(a)	5,679	5,674,516
5.70%, 09/15/55(a)	6,146	5,623,055
5.80%, 06/15/54	6,313	5,859,064
6.10%, 09/15/53(a)	6,733	6,544,943
Duke Energy Florida LLC, 6.40%, 06/15/38(a)	9,187	9,733,995
Duke Energy Progress LLC
5.05%, 03/15/35(a)	8,027	7,828,161
5.55%, 03/15/55(a)	6,734	6,213,864
Entergy Louisiana LLC
4.20%, 09/01/48	5,665	4,330,865
4.90%, 04/15/36(a)	6,236	5,927,178
5.65%, 04/15/56(a)	6,612	6,130,763
5.80%, 03/15/55	5,716	5,414,234
Eversource Energy, 5.13%, 05/15/33	5,115	5,018,290
Schedule of Investments
32

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Exelon Corp.
4.05%, 04/15/30(a)	$8,016	$7,759,713
4.95%, 03/15/36(a)	7,454	7,052,145
5.30%, 03/15/33	7,613	7,584,820
5.60%, 03/15/53(a)	8,616	7,820,178
FirstEnergy Corp., Series C, 3.40%, 03/01/50(a)	6,333	4,111,498
Florida Power & Light Co.
2.45%, 02/03/32(a)	11,850	10,428,366
2.88%, 12/04/51(a)	10,658	6,333,490
3.15%, 10/01/49	6,798	4,371,686
3.95%, 03/01/48	8,082	6,057,318
4.80%, 05/15/33(a)	5,458	5,341,532
5.10%, 04/01/33	10,184	10,128,412
5.30%, 06/15/34	7,301	7,299,214
5.30%, 04/01/53(a)	5,605	5,004,491
5.60%, 06/15/54(a)	7,191	6,728,431
5.60%, 02/15/66	7,316	6,641,059
5.70%, 03/15/55	7,713	7,311,129
5.90%, 06/01/66	7,866	7,506,584
Georgia Power Co.
4.30%, 03/15/42(a)	8,324	6,991,140
4.85%, 03/15/31(a)	7,638	7,586,061
4.95%, 05/17/33(a)	8,479	8,362,905
5.13%, 05/15/52(a)	7,363	6,481,846
5.25%, 03/15/34	9,254	9,208,311
Series A, 3.25%, 03/15/51	5,433	3,475,035
MidAmerican Energy Co.
4.25%, 07/15/49(a)	7,494	5,826,719
5.85%, 09/15/54	7,550	7,288,045
National Grid PLC
5.41%, 06/09/36	7,117	6,928,496
5.42%, 01/11/34	4,860	4,838,287
5.81%, 06/12/33(a)	6,737	6,896,369
NextEra Energy Capital Holdings, Inc.
2.25%, 06/01/30(a)	13,831	12,533,139
2.44%, 01/15/32	10,096	8,791,452
2.75%, 11/01/29(a)	4,764	4,473,609
5.00%, 07/15/32(a)	7,733	7,641,844
5.05%, 03/15/30(a)	6,788	6,806,331
5.05%, 02/28/33(a)	13,488	13,280,617
5.25%, 03/15/34	10,620	10,482,191
5.25%, 02/28/53(a)	9,091	7,821,054
5.30%, 03/15/32(a)	4,983	4,993,522
5.45%, 03/15/35(a)	8,107	8,028,380
5.55%, 03/15/54(a)	6,498	5,802,882
5.90%, 03/15/55(a)	5,938	5,569,185
Northern States Power Co., 5.10%, 05/15/53	5,818	5,064,413
Oncor Electric Delivery Co. LLC
4.50%, 03/15/31(c)	5,458	5,327,047
4.95%, 09/15/52(a)	6,668	5,643,406
5.55%, 06/15/54(a)	5,562	5,126,802
5.65%, 11/15/33	5,426	5,533,269
5.90%, 03/15/56(a)(c)	6,810	6,566,032
Pacific Gas and Electric Co.
2.50%, 02/01/31	18,721	16,664,369
3.25%, 06/01/31	7,331	6,704,638
3.30%, 08/01/40	6,390	4,625,840
3.50%, 08/01/50(a)	13,264	8,417,486
3.95%, 12/01/47	6,760	4,685,303
4.50%, 07/01/40	16,514	13,675,747
4.55%, 07/01/30	24,276	23,640,124
Security	Par (000)	Value
Electric (continued)
4.95%, 07/01/50	$24,271	$19,334,880
5.05%, 11/15/31	8,344	8,192,431
5.05%, 10/15/32	5,423	5,312,875
5.20%, 05/01/36(a)	8,944	8,434,879
5.60%, 08/15/36	8,524	8,281,753
5.70%, 03/01/35	8,578	8,453,938
5.80%, 05/15/34(a)	9,338	9,331,387
5.85%, 11/01/36	8,904	8,790,738
5.90%, 10/01/54	6,158	5,544,464
6.00%, 08/15/35	7,523	7,530,219
6.00%, 05/01/56(a)	6,827	6,207,609
6.10%, 10/15/55	5,289	4,881,531
6.15%, 01/15/33	6,947	7,118,342
6.15%, 03/01/55(a)	5,216	4,836,542
6.40%, 06/15/33	9,331	9,661,702
6.70%, 04/01/53(a)	6,560	6,519,420
6.75%, 01/15/53	11,868	11,843,617
6.95%, 03/15/34	7,554	8,059,732
PacifiCorp
2.90%, 06/15/52	6,130	3,465,520
5.35%, 12/01/53(a)	8,559	7,300,800
5.45%, 04/15/33	6,452	6,418,076
5.45%, 02/15/34(a)	12,070	11,946,740
5.50%, 05/15/54(a)	9,170	7,998,876
5.80%, 04/15/36	7,971	7,954,420
5.80%, 01/15/55(a)	11,929	10,744,246
PECO Energy Co., 5.00%, 09/01/31(a)	7,214	7,218,639
PPL Capital Funding, Inc., 5.25%, 09/01/34	5,575	5,475,762
PPL Electric Utilities Corp., 5.25%, 05/15/53	4,582	4,084,219
Public Service Co. of Colorado
1.88%, 06/15/31	6,629	5,730,560
5.15%, 09/15/35(a)	6,490	6,302,090
5.25%, 04/01/53	5,730	5,022,452
5.35%, 05/15/34	7,479	7,429,438
5.75%, 05/15/54	5,661	5,345,508
5.85%, 05/15/55	6,187	5,907,210
Public Service Co. of New Hampshire, 5.35%, 10/01/33	2,752	2,761,325
Public Service Co. of Oklahoma, 5.45%, 01/15/36(a)	7,270	7,157,271
Public Service Enterprise Group, Inc., 2.45%, 11/15/31	5,300	4,646,227
San Diego Gas & Electric Co.
5.35%, 04/01/53	5,491	4,849,343
5.40%, 04/15/35(a)	7,926	7,861,691
Series VVV, 1.70%, 10/01/30	6,535	5,742,282
Series WWW, 2.95%, 08/15/51(a)	5,965	3,615,799
Sempra
3.80%, 02/01/38	8,412	6,909,454
4.00%, 02/01/48	6,558	4,735,951
5.25%, 03/15/36	8,504	8,158,073
6.00%, 10/15/39	6,087	6,059,062
Southern California Edison Co.
3.65%, 02/01/50(a)	8,354	5,513,723
4.00%, 04/01/47(a)	12,926	9,184,068
4.65%, 10/01/43	7,359	5,966,917
5.20%, 06/01/34(a)	8,187	7,882,586
5.25%, 03/15/30	7,158	7,151,718
5.45%, 06/01/31(a)	6,688	6,716,003
5.45%, 03/01/35	6,789	6,607,112
5.95%, 11/01/32(a)	6,485	6,607,076
33
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Series 20A, 2.95%, 02/01/51(a)	$6,804	$3,914,428
Series C, 4.13%, 03/01/48	10,123	7,315,813
Southern Co. (The)
4.40%, 07/01/46	16,509	13,299,454
4.85%, 03/15/35	6,602	6,291,098
5.20%, 06/15/33(a)	5,686	5,623,192
5.70%, 03/15/34	9,329	9,455,935
Series A, 3.70%, 04/30/30(a)	7,284	6,968,070
Virginia Electric and Power Co.
2.45%, 12/15/50(a)	6,955	3,744,338
2.95%, 11/15/51	6,558	3,884,235
4.95%, 03/15/36	11,202	10,642,112
5.00%, 04/01/33(a)	6,681	6,569,758
5.45%, 04/01/53	5,997	5,402,565
5.65%, 08/15/36	7,333	7,343,482
5.70%, 03/15/56(a)	8,126	7,572,779
Series C, 4.90%, 09/15/35	6,441	6,137,931
Series D, 5.60%, 09/15/55	8,379	7,699,880
Vistra Operations Co. LLC
5.00%, 04/30/31(a)(c)	8,126	7,967,062
5.25%, 04/30/33(c)	6,915	6,737,600
5.55%, 04/30/36(c)	12,032	11,665,912
Xcel Energy, Inc.
5.45%, 08/15/33	5,645	5,644,873
5.50%, 03/15/34	7,806	7,776,023
5.60%, 04/15/35	5,868	5,845,568
		1,389,003,643
Electronics — 0.3%
Amphenol Corp.
2.20%, 09/15/31(a)	4,677	4,096,827
2.80%, 02/15/30	6,574	6,137,688
4.13%, 11/15/30(a)	8,717	8,442,337
4.40%, 02/15/33(a)	6,440	6,158,031
4.63%, 02/15/36(a)	10,528	9,888,537
5.00%, 01/15/35(a)	7,194	7,008,800
5.30%, 11/15/55(a)	14,145	12,795,506
Emerson Electric Co.
2.20%, 12/21/31(a)	5,568	4,867,166
2.80%, 12/21/51	7,329	4,367,281
Honeywell International, Inc.
1.75%, 09/01/31	14,788	12,695,483
1.95%, 06/01/30	8,029	7,221,940
4.50%, 01/15/34	5,323	5,087,293
		88,766,889
Engineering & Construction — 0.0%
Jacobs Solutions, Inc., 4.75%, 03/03/31	7,150	6,976,041
Environmental Control — 0.3%
Republic Services, Inc.
1.75%, 02/15/32	6,347	5,360,482
5.00%, 04/01/34(a)	5,775	5,694,028
Waste Connections, Inc.
2.95%, 01/15/52(a)	5,164	3,166,414
4.20%, 01/15/33	4,980	4,717,983
5.00%, 03/01/34(a)	6,686	6,566,563
Waste Management, Inc.
1.50%, 03/15/31(a)	8,144	7,018,642
4.15%, 04/15/32(a)	7,051	6,777,994
4.63%, 02/15/30	5,259	5,231,849
4.80%, 03/15/32	6,139	6,084,937
4.88%, 02/15/34(a)	9,581	9,437,370
Security	Par (000)	Value
Environmental Control (continued)
4.95%, 07/03/31(a)	$6,618	$6,612,848
4.95%, 03/15/35(a)	13,168	12,860,276
5.35%, 10/15/54(a)	8,357	7,704,376
		87,233,762
Food — 1.1%
Campbell's Company (The)
4.75%, 03/23/35(a)	7,574	6,922,561
5.40%, 03/21/34(a)	6,734	6,492,330
Conagra Brands, Inc.
5.30%, 11/01/38(a)	7,579	6,973,488
5.40%, 11/01/48(a)	7,674	6,516,846
General Mills, Inc.
2.88%, 04/15/30	4,666	4,335,922
4.88%, 01/30/30	6,699	6,674,152
4.95%, 03/29/33(a)	5,595	5,469,734
5.25%, 01/30/35(a)	6,496	6,366,971
Hormel Foods Corp., 1.80%, 06/11/30	5,649	5,045,110
J M Smucker Co. (The)
6.20%, 11/15/33(a)	7,927	8,313,390
6.50%, 11/15/43(a)	6,552	6,872,135
6.50%, 11/15/53(a)	7,918	8,332,695
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings
3.00%, 05/15/32(a)	5,493	4,839,119
3.63%, 01/15/32(a)	7,320	6,724,311
4.38%, 02/02/52	7,544	5,467,189
5.50%, 01/15/36	9,286	9,040,107
5.63%, 03/10/37(a)(c)	9,835	9,561,252
5.75%, 04/01/33	9,679	9,810,146
5.95%, 04/20/35	5,932	5,996,304
6.25%, 03/01/56	9,200	8,674,406
6.38%, 02/25/55(a)	5,366	5,126,686
6.38%, 04/15/66	8,819	8,274,117
6.40%, 05/10/57(a)(c)	7,964	7,630,015
6.50%, 12/01/52	11,863	11,508,726
7.25%, 11/15/53(a)	7,322	7,741,839
Kraft Heinz Foods Co.
4.38%, 06/01/46(a)	8,117	6,307,605
4.88%, 10/01/49(a)	12,725	10,343,883
5.00%, 06/04/42(a)	13,709	12,010,885
5.20%, 07/15/45(a)	12,679	10,988,282
5.50%, 06/01/50	6,639	5,864,140
6.88%, 01/26/39(a)	7,851	8,393,301
Kroger Co. (The)
3.95%, 01/15/50(a)	5,929	4,280,735
4.45%, 02/01/47	8,255	6,569,218
5.00%, 09/15/34(a)	17,761	17,150,014
5.50%, 09/15/54(a)	16,261	14,574,118
5.65%, 09/15/64(a)	13,664	12,217,849
Mondelez International, Inc.
2.63%, 09/04/50(a)	7,530	4,341,732
2.75%, 04/13/30	7,755	7,194,648
3.00%, 03/17/32(a)	5,912	5,315,627
Sysco Corp.
3.15%, 12/14/51(a)	8,700	5,286,616
5.95%, 04/01/30(a)	7,262	7,442,227
6.60%, 04/01/50(a)	7,900	8,037,633
Schedule of Investments
34

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Food (continued)
Tyson Foods, Inc.
5.10%, 09/28/48(a)	$12,034	$10,446,605
5.70%, 03/15/34(a)	6,597	6,686,765
		342,161,434
Gas — 0.2%
Atmos Energy Corp., 4.13%, 10/15/44(a)	5,755	4,622,583
NiSource, Inc.
1.70%, 02/15/31	5,795	5,016,117
2.95%, 09/01/29(a)	1,575	1,489,339
3.60%, 05/01/30(a)	6,585	6,281,728
3.95%, 03/30/48	5,417	3,955,894
4.38%, 05/15/47(a)	7,529	5,925,918
4.80%, 02/15/44(a)	7,691	6,593,947
5.30%, 05/18/36(a)	6,766	6,585,439
5.35%, 07/15/35(a)	7,419	7,287,957
5.85%, 04/01/55(a)	11,957	11,235,348
		58,994,270
Hand & Machine Tools — 0.0%
Stanley Black & Decker, Inc.
2.30%, 03/15/30(a)	7,211	6,562,917
2.75%, 11/15/50(a)	5,275	3,005,817
		9,568,734
Health Care - Products — 1.4%
Abbott Laboratories
4.00%, 03/15/31	15,212	14,648,024
4.30%, 03/15/33(a)	17,423	16,631,102
4.65%, 03/15/36	29,003	27,467,100
4.75%, 11/30/36(a)	13,491	12,860,428
4.75%, 03/15/38	13,375	12,538,570
4.90%, 11/30/46(a)	27,291	24,181,507
5.50%, 03/15/56	31,299	29,272,177
5.60%, 03/15/66(a)	16,815	15,671,101
Agilent Technologies, Inc., 2.30%, 03/12/31(a)	6,726	5,986,800
Augusta SpinCo Corp.
4.66%, 03/23/31	5,738	5,638,854
4.95%, 03/23/33	6,867	6,720,683
5.25%, 03/23/36	5,689	5,545,752
Baxter International, Inc.
2.54%, 02/01/32(a)	8,628	7,411,370
5.65%, 12/15/35	6,974	6,800,829
Danaher Corp.
2.60%, 10/01/50(a)	8,488	4,859,505
2.80%, 12/10/51	7,930	4,686,983
DH Europe Finance II SARL
2.60%, 11/15/29(a)	7,193	6,715,597
3.25%, 11/15/39	7,741	6,032,639
3.40%, 11/15/49(a)	6,946	4,690,772
GE HealthCare Technologies, Inc.
5.50%, 06/15/35	8,820	8,776,028
5.86%, 03/15/30	7,555	7,749,062
5.91%, 11/22/32(a)	16,180	16,717,593
6.38%, 11/22/52(a)	7,326	7,465,118
Medtronic Global Holdings SCA, 4.50%, 03/30/33(a)	10,362	9,986,185
Medtronic, Inc.
4.38%, 03/15/35(a)	11,758	11,055,477
4.63%, 03/15/45(a)	14,527	12,566,427
Solventum Corp.
5.45%, 03/13/31	7,654	7,729,224
5.60%, 03/23/34(a)	13,566	13,612,290
Security	Par (000)	Value
Health Care - Products (continued)
5.90%, 04/30/54(a)	$8,737	$8,214,809
Stryker Corp.
1.95%, 06/15/30(a)	9,690	8,690,841
4.25%, 09/11/29	5,500	5,409,743
4.63%, 09/11/34(a)	9,686	9,248,057
4.63%, 03/15/46	7,316	6,183,578
4.85%, 02/10/30(a)	8,349	8,335,476
5.20%, 02/10/35(a)	6,000	5,936,447
Thermo Fisher Scientific, Inc.
2.00%, 10/15/31(a)	12,825	11,147,069
2.60%, 10/01/29	5,035	4,722,885
2.80%, 10/15/41	8,845	6,221,276
4.10%, 08/15/47	9,281	7,304,569
4.22%, 02/12/31(a)	11,514	11,178,465
4.47%, 10/07/32	9,407	9,102,161
4.55%, 06/15/33(a)	8,271	7,972,926
4.79%, 10/07/35	5,709	5,479,784
4.90%, 02/12/36	9,409	9,049,842
4.98%, 08/10/30(a)	5,837	5,853,666
5.09%, 08/10/33(a)	6,635	6,599,521
5.55%, 02/12/46(a)	6,741	6,415,318
Zimmer Biomet Holdings, Inc., 2.60%, 11/24/31	5,242	4,641,982
		461,725,612
Health Care - Services — 3.5%
Aetna, Inc., 6.63%, 06/15/36	5,474	5,818,563
Ascension Health
3.95%, 11/15/46(a)	5,900	4,561,342
Series 2025, 4.29%, 11/15/30	5,871	5,721,495
Series 2025, 4.92%, 11/15/35	8,821	8,543,344
Series B, 2.53%, 11/15/29	7,594	7,068,810
Cigna Group (The)
2.38%, 03/15/31(a)	13,136	11,724,056
2.40%, 03/15/30	8,997	8,262,705
3.20%, 03/15/40	5,721	4,312,664
3.40%, 03/15/50(a)	7,511	4,949,302
3.40%, 03/15/51(a)	10,342	6,757,442
3.88%, 10/15/47	9,682	7,065,625
4.50%, 09/15/30	7,921	7,780,114
4.80%, 08/15/38	20,273	18,639,462
4.80%, 07/15/46	9,623	8,121,480
4.88%, 09/15/32(a)	11,390	11,180,003
4.90%, 12/15/48	24,764	20,857,477
5.13%, 05/15/31(a)	6,576	6,601,455
5.25%, 02/15/34(a)	7,540	7,472,718
5.25%, 01/15/36(a)	10,911	10,655,108
5.40%, 03/15/33(a)	5,703	5,743,799
5.60%, 02/15/54(a)	13,134	12,059,819
6.00%, 01/15/56(a)	6,676	6,479,113
CommonSpirit Health
3.35%, 10/01/29	2,660	2,530,778
4.19%, 10/01/49	3,259	2,449,762
5.21%, 12/01/31	2,500	2,494,364
Elevance Health, Inc.
2.25%, 05/15/30(a)	9,406	8,552,332
2.55%, 03/15/31(a)	7,466	6,708,714
2.88%, 09/15/29(a)	3,774	3,561,125
3.13%, 05/15/50(a)	8,125	5,014,787
3.60%, 03/15/51	9,261	6,212,297
3.70%, 09/15/49	8,977	6,206,297
4.38%, 12/01/47	10,929	8,558,216
4.55%, 03/01/48	7,639	6,126,917
35
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
4.60%, 09/15/32(a)	$6,707	$6,480,891
4.63%, 05/15/42	6,084	5,209,969
4.65%, 01/15/43	9,762	8,324,780
4.65%, 08/15/44(a)	4,985	4,173,000
4.75%, 02/15/30(a)	5,377	5,338,672
4.75%, 02/15/33	9,397	9,103,615
4.95%, 11/01/31	5,426	5,374,291
5.00%, 01/15/36(a)	7,893	7,549,941
5.13%, 02/15/53(a)	9,179	7,816,882
5.20%, 02/15/35(a)	7,522	7,367,752
5.38%, 06/15/34(a)	8,826	8,779,761
5.65%, 06/15/54	8,783	8,042,792
5.70%, 02/15/55	12,140	11,243,987
5.85%, 11/01/64	4,606	4,272,481
6.10%, 10/15/52(a)	6,812	6,635,487
HCA, Inc.
2.38%, 07/15/31(a)	5,617	4,935,288
3.50%, 09/01/30(a)	20,025	18,896,373
3.50%, 07/15/51(a)	12,562	8,056,026
3.63%, 03/15/32	11,542	10,608,750
4.60%, 11/15/32(a)	8,717	8,370,997
4.63%, 03/15/52	17,104	13,227,977
4.70%, 05/15/31(a)	4,923	4,822,499
4.90%, 11/15/35	7,768	7,340,274
5.00%, 05/15/33(a)	6,853	6,672,913
5.13%, 06/15/39	8,248	7,633,029
5.25%, 03/01/30(a)	6,829	6,872,732
5.25%, 06/15/49	14,825	12,711,077
5.30%, 05/15/36	10,344	10,000,617
5.45%, 04/01/31	9,888	9,988,326
5.45%, 09/15/34(a)	10,511	10,428,120
5.50%, 03/01/32	8,720	8,797,720
5.50%, 06/01/33	10,516	10,547,704
5.50%, 06/15/47(a)	12,012	10,752,511
5.60%, 04/01/34	11,488	11,525,211
5.70%, 11/15/55(a)	5,548	5,012,153
5.75%, 03/01/35	11,837	11,923,705
5.90%, 06/01/53	9,004	8,347,854
5.95%, 09/15/54	8,575	8,016,180
6.00%, 04/01/54	11,094	10,426,468
6.20%, 03/01/55(a)	10,908	10,550,492
Humana, Inc.
2.15%, 02/03/32(a)	6,871	5,884,297
4.95%, 10/01/44	5,936	4,990,299
5.38%, 04/15/31	8,740	8,747,301
5.50%, 03/15/53(a)	6,177	5,346,497
5.55%, 05/01/35(a)	6,180	6,060,781
5.75%, 04/15/54	7,958	7,110,186
5.88%, 03/01/33(a)	6,272	6,367,709
5.95%, 03/15/34(a)	7,867	7,984,415
Icon Investments Six DAC, 5.42%, 08/13/31(c)	7,880	7,835,872
Kaiser Foundation Hospitals
4.15%, 05/01/47	10,947	8,644,462
Series 2019, 3.27%, 11/01/49	8,621	5,699,332
Series 2021, 2.81%, 06/01/41	10,041	7,139,977
Series 2021, 3.00%, 06/01/51(a)	10,062	6,235,526
Laboratory Corp. of America Holdings
4.70%, 02/01/45(a)	5,566	4,821,402
4.80%, 10/01/34	8,178	7,831,641
Providence St. Joseph Health Obligated Group, Series 21A, 2.70%, 10/01/51(a)	2,422	1,364,580
Security	Par (000)	Value
Health Care - Services (continued)
Quest Diagnostics, Inc.
2.95%, 06/30/30(a)	$4,867	$4,525,505
5.00%, 12/15/34(a)	7,362	7,163,392
6.40%, 11/30/33	6,559	6,972,706
Sutter Health, Series 2025, 5.54%, 08/15/35	1,750	1,763,029
UnitedHealth Group, Inc.
2.00%, 05/15/30	5,522	4,982,893
2.30%, 05/15/31	7,019	6,225,892
2.75%, 05/15/40(a)	6,994	5,022,989
2.90%, 05/15/50	10,071	6,103,344
3.05%, 05/15/41	10,773	7,839,636
3.13%, 05/15/60	8,784	5,019,999
3.25%, 05/15/51	17,366	11,106,144
3.50%, 08/15/39	8,446	6,738,546
3.70%, 08/15/49	10,988	7,719,121
3.75%, 10/15/47	8,805	6,357,373
3.88%, 08/15/59(a)	11,183	7,571,979
4.20%, 05/15/32(a)	10,047	9,629,307
4.20%, 01/15/47	5,496	4,292,024
4.25%, 03/15/43(a)	7,376	6,054,522
4.25%, 06/15/48	11,112	8,643,427
4.45%, 12/15/48	9,137	7,291,490
4.50%, 04/15/33	11,767	11,290,281
4.63%, 07/15/35(a)	7,093	6,711,432
4.65%, 01/15/31(a)	10,058	9,930,603
4.75%, 07/15/45	15,863	13,567,803
4.75%, 05/15/52	16,076	13,175,083
4.80%, 01/15/30(a)	8,555	8,542,048
4.90%, 04/15/31	7,719	7,691,084
4.95%, 01/15/32	11,830	11,752,209
4.95%, 05/15/62(a)	8,614	7,012,503
5.00%, 04/15/34	10,139	9,922,091
5.05%, 04/15/53	17,878	15,319,939
5.15%, 07/15/34	12,767	12,598,153
5.20%, 04/15/63	11,418	9,658,269
5.30%, 02/15/30	8,962	9,074,696
5.30%, 06/15/35(a)	10,491	10,422,220
5.35%, 02/15/33(a)	19,435	19,598,120
5.38%, 04/15/54	13,011	11,630,741
5.50%, 07/15/44(a)	12,850	12,134,653
5.50%, 04/15/64	9,413	8,351,101
5.63%, 07/15/54(a)	23,199	21,508,194
5.75%, 07/15/64(a)	15,689	14,490,130
5.80%, 03/15/36(a)	7,100	7,275,518
5.88%, 02/15/53	16,796	16,110,663
5.95%, 06/15/55(a)	5,836	5,711,361
6.05%, 02/15/63	11,684	11,304,170
6.88%, 02/15/38(a)	8,077	8,902,458
Universal Health Services, Inc., 2.65%, 10/15/30(a)	5,946	5,331,199
		1,123,075,099
Holding Companies - Diversified — 0.4%
Apollo Debt Solutions BDC
5.70%, 01/23/31(a)(c)	8,118	7,911,382
6.55%, 03/15/32(a)	5,017	5,042,582
6.70%, 07/29/31(a)	7,351	7,438,799
Ares Capital Corp.
5.25%, 04/12/31(a)	7,413	7,163,759
5.50%, 09/01/30(a)	7,024	6,907,264
5.55%, 01/15/30	6,106	6,045,338
5.80%, 03/08/32(a)	6,438	6,341,989
Schedule of Investments
36

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Holding Companies - Diversified (continued)
Ares Strategic Income Fund
5.60%, 02/15/30(a)	$6,069	$5,964,189
6.20%, 03/21/32	5,467	5,399,088
Blackstone Private Credit Fund
5.95%, 05/15/31(a)	7,707	7,564,353
6.00%, 01/29/32	9,425	9,238,271
6.00%, 11/22/34(a)	5,560	5,294,638
Blue Owl Credit Income Corp.
5.80%, 03/15/30	9,042	8,822,307
6.60%, 09/15/29	5,571	5,612,679
6.65%, 03/15/31(a)	5,503	5,514,421
Goldman Sachs Private Credit Corp.
5.88%, 01/31/31	5,271	5,179,915
6.15%, 06/16/31(a)(c)	7,818	7,734,276
HA Sustainable Infrastructure Capital, Inc.
5.95%, 07/15/33(c)	5,915	5,841,557
6.38%, 07/01/34(a)	5,708	5,745,952
Sixth Street Lending Partners, 6.13%, 07/15/30	5,927	5,922,928
		130,685,687
Household Products & Wares — 0.0%
Kimberly-Clark Corp., 3.10%, 03/26/30	4,576	4,314,627
Insurance — 2.0%
Aflac, Inc., 3.60%, 04/01/30	7,800	7,445,673
Allstate Corp. (The), 5.25%, 03/30/33(a)	6,006	6,005,079
American International Group, Inc.
4.38%, 06/30/50(a)	7,355	5,806,963
4.75%, 04/01/48	7,407	6,229,383
5.13%, 03/27/33	6,870	6,796,394
Aon Corp., 2.80%, 05/15/30(a)	8,605	7,934,583
Aon Corp./Aon Global Holdings PLC
3.90%, 02/28/52	5,745	4,003,148
5.35%, 02/28/33	5,207	5,188,178
Aon North America, Inc.
5.45%, 03/01/34	15,898	15,784,541
5.75%, 03/01/54(a)	16,115	14,821,987
Arch Capital Group Ltd.
3.64%, 06/30/50	8,278	5,725,260
5.95%, 06/15/56	9,595	9,285,818
Arthur J Gallagher & Co.
3.50%, 05/20/51(a)	7,844	5,155,027
4.85%, 12/15/29(a)	7,664	7,641,403
5.15%, 02/15/35(a)	10,209	9,895,915
5.55%, 02/15/55(a)	11,484	10,369,877
Athene Holding Ltd.
6.15%, 08/15/36(a)	4,385	4,336,987
6.25%, 04/01/54(a)	6,633	5,940,105
6.63%, 05/19/55(a)	7,294	6,839,233
Berkshire Hathaway Finance Corp.
1.45%, 10/15/30(a)	6,941	6,104,408
2.50%, 01/15/51(a)	6,427	3,578,289
2.85%, 10/15/50	14,700	8,819,675
2.88%, 03/15/32(a)	7,045	6,414,043
3.85%, 03/15/52(a)	21,372	15,345,803
4.20%, 08/15/48	18,782	14,598,509
4.25%, 01/15/49(a)	16,691	13,020,202
5.75%, 01/15/40(a)	5,524	5,691,315
Berkshire Hathaway, Inc., 4.50%, 02/11/43(a)	8,901	7,712,362
Brown & Brown, Inc.
4.90%, 06/23/30(a)	7,454	7,364,680
5.55%, 06/23/35(a)	7,610	7,429,412
Security	Par (000)	Value
Insurance (continued)
6.25%, 06/23/55(a)	$7,479	$7,172,106
Chubb INA Holdings LLC
1.38%, 09/15/30(a)	8,543	7,432,261
3.05%, 12/15/61(a)	9,634	5,497,368
4.35%, 11/03/45	10,779	8,870,801
4.90%, 08/15/35(a)	7,908	7,606,096
5.00%, 03/15/34(a)	13,178	12,916,620
5.30%, 05/20/36	8,065	7,943,723
6.00%, 05/11/37	5,937	6,147,625
Corebridge Financial, Inc.
3.90%, 04/05/32	11,304	10,456,591
4.40%, 04/05/52(a)	10,246	7,835,319
5.75%, 01/15/34(a)	6,239	6,282,714
Equitable Holdings, Inc., 5.00%, 04/20/48	9,877	8,242,033
Everest Reinsurance Holdings, Inc.
3.13%, 10/15/52	7,374	4,366,462
3.50%, 10/15/50	7,903	5,172,575
Fairfax Financial Holdings Ltd.
5.63%, 08/16/32	3,343	3,369,216
6.00%, 12/07/33	3,953	4,038,048
6.20%, 06/08/56(c)	3,950	3,753,802
6.35%, 03/22/54(a)	5,876	5,719,673
Hartford Insurance Group, Inc. (The), 3.60%, 08/19/49(a)	6,082	4,206,528
Jackson Financial, Inc., 6.15%, 01/15/37(a)	4,345	4,248,660
Manulife Financial Corp.
3.70%, 03/16/32(a)	5,592	5,221,762
4.99%, 12/11/35(a)	7,908	7,584,294
5.38%, 03/04/46	5,755	5,313,469
Marsh & McLennan Companies, Inc.
2.25%, 11/15/30	7,414	6,645,279
4.65%, 03/15/30(a)	6,707	6,657,594
4.85%, 11/15/31(a)	5,698	5,624,764
4.90%, 03/15/49	8,927	7,560,328
5.00%, 03/15/35(a)	16,986	16,363,956
5.40%, 03/15/55(a)	11,721	10,527,902
5.70%, 09/15/53(a)	7,398	6,937,437
MetLife, Inc.
4.05%, 03/01/45	8,230	6,449,040
4.13%, 08/13/42	5,122	4,174,332
4.55%, 03/23/30(a)	8,576	8,491,680
4.60%, 05/13/46	6,961	5,803,371
4.88%, 11/13/43(a)	6,681	5,915,222
5.00%, 07/15/52(a)	7,356	6,307,293
5.25%, 01/15/54(a)	9,120	8,116,774
5.30%, 12/15/34(a)	7,057	7,036,398
5.38%, 07/15/33(a)	8,571	8,669,310
5.70%, 06/15/35(a)	5,901	5,997,762
5.88%, 02/06/41	4,749	4,753,068
6.38%, 06/15/34(a)	7,830	8,296,993
Progressive Corp. (The)
4.13%, 04/15/47(a)	6,616	5,138,074
5.15%, 03/26/36(a)	9,701	9,470,123
Prudential Financial, Inc.
3.70%, 03/13/51(a)	10,898	7,579,576
3.91%, 12/07/47	7,819	5,768,264
3.94%, 12/07/49	8,622	6,228,464
4.35%, 02/25/50(a)	7,930	6,179,808
4.60%, 05/15/44(a)	5,856	4,956,949
5.20%, 03/14/35(a)	6,672	6,544,309
5.70%, 12/14/36(a)	6,821	6,902,772
37
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
Travelers Companies, Inc. (The)
3.05%, 06/08/51(a)	$6,294	$3,907,517
4.95%, 07/24/31	607	604,145
5.35%, 11/01/40	9,719	9,352,596
5.45%, 05/25/53(a)	6,185	5,695,473
5.70%, 07/24/55(a)	6,149	5,879,632
6.25%, 06/15/37	6,824	7,240,805
Willis North America, Inc.
5.35%, 05/15/33	8,593	8,542,853
5.90%, 03/05/54	5,423	5,122,902
		636,124,763
Internet — 5.9%
Airbnb, Inc.
4.65%, 03/16/31	7,299	7,189,641
5.25%, 03/16/36(a)	5,930	5,788,503
Alphabet, Inc.
1.10%, 08/15/30(a)	16,654	14,467,223
1.90%, 08/15/40(a)	12,013	7,663,970
2.05%, 08/15/50	19,982	9,978,499
2.25%, 08/15/60(a)	15,723	7,222,487
4.00%, 05/15/30	7,225	7,031,086
4.10%, 11/15/30	21,815	21,154,625
4.10%, 02/15/31(a)	22,321	21,560,742
4.38%, 11/15/32	6,654	6,402,961
4.40%, 02/15/33	20,469	19,588,503
4.50%, 05/15/35	13,154	12,461,989
4.70%, 11/15/35	32,511	30,775,186
4.80%, 02/15/36	33,501	31,867,126
4.88%, 08/15/31	27,842	27,642,985
5.20%, 08/15/33	18,148	18,059,599
5.25%, 05/15/55	12,608	10,890,487
5.30%, 05/15/65	13,350	11,235,440
5.35%, 11/15/45	16,502	15,061,798
5.45%, 08/15/36	21,471	21,302,341
5.45%, 11/15/55	35,186	31,115,194
5.50%, 02/15/46(a)	12,471	11,588,127
5.65%, 02/15/56(a)	32,301	29,487,660
5.70%, 11/15/75	22,357	19,611,178
5.75%, 02/15/66	14,628	13,097,347
6.25%, 08/15/46(a)	21,668	21,741,396
6.38%, 08/15/56	37,956	38,163,688
6.50%, 08/15/66(a)	18,872	18,852,288
Amazon.com, Inc.
1.50%, 06/03/30	10,442	9,235,294
2.10%, 05/12/31	22,075	19,428,938
2.50%, 06/03/50(a)	20,234	10,952,395
2.70%, 06/03/60	13,504	6,806,911
2.88%, 05/12/41(a)	17,790	12,671,301
3.10%, 05/12/51(a)	26,015	15,745,842
3.25%, 05/12/61	12,628	7,202,017
3.60%, 04/13/32	22,151	20,624,778
3.88%, 08/22/37(a)	24,171	20,968,069
3.95%, 04/13/52	19,468	13,782,285
4.05%, 08/22/47	28,381	21,161,013
4.10%, 11/20/30	16,503	15,985,628
4.10%, 04/13/62(a)	10,306	7,058,335
4.25%, 03/13/31	35,436	34,350,730
4.25%, 08/22/57	18,240	13,084,528
4.35%, 03/20/33	12,360	11,764,815
4.55%, 03/13/33	36,522	35,178,630
4.65%, 12/01/29	10,092	10,058,608
Security	Par (000)	Value
Internet (continued)
4.65%, 11/20/35	$28,125	$26,456,878
4.70%, 12/01/32(a)	14,505	14,251,724
4.80%, 07/09/31(a)	44,640	44,203,546
4.80%, 12/05/34(a)	12,119	11,792,832
4.88%, 03/13/36	49,448	46,977,543
4.95%, 12/05/44(a)	11,396	10,126,447
5.10%, 07/09/33(a)	24,515	24,241,114
5.30%, 07/09/36(a)	33,725	32,995,387
5.45%, 11/20/55	24,633	21,717,083
5.55%, 11/20/65	16,372	14,195,955
5.65%, 03/13/46	18,576	17,383,811
5.80%, 03/13/56	44,316	40,804,183
5.95%, 03/13/66	23,319	21,417,156
6.00%, 07/09/46	23,558	22,854,539
6.05%, 03/13/76	23,905	21,965,867
6.10%, 07/09/56(a)	34,180	32,917,439
6.25%, 07/09/66	20,872	20,072,097
AppLovin Corp.
5.13%, 12/01/29	7,387	7,393,071
5.38%, 12/01/31	8,763	8,769,091
5.50%, 12/01/34(a)	6,711	6,597,122
eBay, Inc.
2.60%, 05/10/31(a)	6,022	5,385,012
2.70%, 03/11/30(a)	10,427	9,631,316
3.65%, 05/10/51(a)	9,202	6,326,369
4.00%, 07/15/42(a)	4,274	3,305,670
Expedia Group, Inc.
3.25%, 02/15/30(a)	4,760	4,488,552
5.40%, 02/15/35(a)	10,339	10,085,705
5.50%, 04/15/36	9,252	8,984,154
Meta Platforms, Inc.
3.85%, 08/15/32	22,804	21,141,844
4.20%, 11/15/30	34,713	33,637,359
4.45%, 08/15/52(a)	20,068	14,391,580
4.55%, 05/15/31(a)	22,822	22,289,118
4.55%, 08/15/31(a)	8,179	7,979,615
4.60%, 11/15/32	33,904	32,547,633
4.65%, 08/15/62(a)	11,201	7,793,565
4.75%, 08/15/34(a)	17,844	16,972,852
4.80%, 05/15/30	10,990	10,960,113
4.88%, 05/15/33	18,403	17,777,419
4.88%, 11/15/35(a)	55,899	52,279,501
4.95%, 05/15/33	15,950	15,591,401
5.25%, 05/15/36(a)	46,994	45,175,398
5.40%, 08/15/54	25,880	20,950,334
5.50%, 11/15/45	37,544	32,539,261
5.55%, 08/15/64	21,742	17,322,610
5.60%, 05/15/53	20,032	16,773,697
5.63%, 11/15/55	50,892	42,621,963
5.75%, 05/15/63	13,636	11,232,146
5.75%, 11/15/65	35,789	29,407,288
6.20%, 05/15/46	32,246	30,226,785
6.30%, 05/15/56	47,548	43,767,421
6.45%, 05/15/66	32,200	29,412,343
Netflix, Inc.
4.90%, 08/15/34(a)	5,746	5,624,771
5.25%, 08/15/36	9,932	9,810,209
5.40%, 08/15/54(a)	5,140	4,735,014
Uber Technologies, Inc.
4.15%, 01/15/31(a)	6,423	6,198,425
4.30%, 01/15/30	7,382	7,235,024
Schedule of Investments
38

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Internet (continued)
4.80%, 09/15/34(a)	$12,737	$12,178,871
4.80%, 09/15/35(a)	8,005	7,578,094
5.35%, 09/15/54(a)	8,966	7,936,581
		1,906,490,084
Iron & Steel — 0.1%
ArcelorMittal SA
5.38%, 05/19/36	7,290	7,096,123
6.80%, 11/29/32(a)	10,490	11,331,247
Steel Dynamics, Inc., 5.25%, 05/15/35(a)	4,686	4,595,950
		23,023,320
Lodging — 0.2%
Marriott International, Inc.
5.10%, 05/01/38(a)	8,514	7,971,567
5.30%, 05/15/34	8,517	8,415,121
5.35%, 03/15/35	8,100	7,978,191
5.50%, 04/15/37(a)	10,452	10,240,743
Series FF, 4.63%, 06/15/30	7,388	7,282,730
Series GG, 3.50%, 10/15/32	4,902	4,446,712
Series HH, 2.85%, 04/15/31	10,205	9,261,809
Series YY, 5.65%, 09/15/36(a)	6,654	6,597,543
		62,194,416
Machinery — 0.7%
Caterpillar Financial Services Corp.
4.70%, 11/15/29(a)	6,177	6,176,093
Series L, 4.50%, 05/15/31(a)	11,895	11,701,748
Caterpillar, Inc.
2.60%, 04/09/30	8,363	7,771,952
3.25%, 09/19/49	7,349	4,938,053
3.25%, 04/09/50	11,023	7,414,034
3.80%, 08/15/42	12,677	10,195,135
5.20%, 05/15/35(a)	13,774	13,729,269
5.20%, 05/27/41	5,762	5,570,318
Deere & Co.
3.75%, 04/15/50(a)	7,161	5,249,360
3.90%, 06/09/42(a)	10,179	8,290,633
5.45%, 01/16/35(a)	6,097	6,183,418
5.70%, 01/19/55(a)	5,777	5,666,664
GE Vernova, Inc.
4.88%, 02/04/36(a)	6,772	6,497,174
5.50%, 02/04/56	6,660	6,153,673
Ingersoll Rand, Inc.
5.45%, 06/15/34	6,520	6,523,111
5.70%, 08/14/33	6,778	6,909,027
John Deere Capital Corp.
4.40%, 09/08/31(a)	11,385	11,120,357
4.70%, 06/10/30	9,894	9,862,190
4.90%, 03/07/31	9,267	9,257,367
5.10%, 04/11/34(a)	9,704	9,666,473
5.15%, 09/08/33(a)	5,661	5,686,120
Series 1, 5.05%, 06/12/34	6,687	6,638,537
Series I, 4.55%, 06/05/30(a)	7,539	7,472,700
Otis Worldwide Corp.
2.57%, 02/15/30	13,459	12,411,634
3.11%, 02/15/40	6,016	4,483,822
3.36%, 02/15/50	4,493	3,013,023
Regal Rexnord Corp.
6.30%, 02/15/30(a)	9,516	9,806,213
6.40%, 04/15/33(a)	9,985	10,371,464
Security	Par (000)	Value
Machinery (continued)
Westinghouse Air Brake Technologies Corp., 5.50%, 05/29/35(a)	$5,391	$5,378,990
		224,138,552
Manufacturing — 0.3%
3M Co.
3.25%, 08/26/49(a)	6,959	4,554,311
4.00%, 09/14/48(a)	8,915	6,689,400
DuPont de Nemours, Inc.
5.32%, 11/15/38	6,526	6,274,424
5.42%, 11/15/48(a)	8,698	7,957,062
Eaton Corp.
4.15%, 03/15/33(a)	14,281	13,581,476
4.15%, 11/02/42(a)	7,722	6,401,581
4.20%, 03/06/31	13,463	13,039,574
4.50%, 03/06/33	4,074	3,921,924
4.80%, 03/06/36(a)	14,708	14,042,922
5.45%, 03/06/56(a)	6,903	6,438,580
Illinois Tool Works, Inc., 3.90%, 09/01/42	180	144,717
Parker-Hannifin Corp.
4.00%, 06/14/49	4,633	3,509,732
4.50%, 09/15/29	6,336	6,281,614
Teledyne Technologies, Inc., 2.75%, 04/01/31	8,663	7,821,147
		100,658,464
Media — 3.3%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.85%, 04/01/61(a)	15,554	8,617,216
3.95%, 06/30/62	11,505	6,534,950
4.40%, 04/01/33(a)	8,908	8,020,467
4.40%, 12/01/61(a)	11,056	6,833,385
5.38%, 04/01/38	5,484	4,750,741
5.50%, 04/01/63(a)	6,885	5,089,356
5.75%, 04/01/48(a)	19,409	15,697,087
5.85%, 12/01/35(a)	10,764	10,103,809
6.05%, 02/15/32(a)	9,509	9,513,480
6.38%, 10/23/35	17,074	16,627,235
6.48%, 10/23/45(a)	27,328	24,279,335
6.55%, 06/01/34	13,888	13,856,577
6.60%, 02/15/34	9,030	9,083,160
6.65%, 02/01/34	6,308	6,345,311
6.70%, 12/01/55(a)	5,856	5,299,164
6.95%, 08/15/36	9,021	9,012,448
7.09%, 09/01/38(a)(c)	49,840	49,531,625
7.34%, 09/01/41(a)(c)	48,594	48,392,301
7.85%, 08/15/56(a)	9,634	9,777,224
Comcast Corp.
1.50%, 02/15/31(a)	9,954	8,526,744
1.95%, 01/15/31(a)	12,883	11,272,199
2.45%, 08/15/52(a)	11,952	5,788,924
2.65%, 02/01/30	9,087	8,405,319
2.65%, 08/15/62(a)	8,091	3,689,397
2.80%, 01/15/51(a)	13,537	7,178,674
2.89%, 11/01/51(a)	38,539	20,598,648
2.94%, 11/01/56	48,063	24,552,431
2.99%, 11/01/63	30,464	14,793,949
3.20%, 07/15/36(a)	8,879	7,177,160
3.25%, 11/01/39	9,117	6,657,600
3.40%, 04/01/30(a)	14,853	14,025,998
3.40%, 07/15/46	11,503	7,350,011
39
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Media (continued)
3.45%, 02/01/50(a)	$15,215	$9,318,186
3.75%, 04/01/40	14,297	10,994,056
3.90%, 03/01/38	8,278	6,771,753
3.97%, 11/01/47	16,395	11,234,915
4.00%, 08/15/47(a)	7,999	5,553,670
4.00%, 03/01/48	7,499	5,173,231
4.00%, 11/01/49	16,707	11,251,048
4.05%, 11/01/52(a)	8,487	5,667,749
4.20%, 08/15/34	9,848	8,946,256
4.25%, 10/15/30	13,293	12,864,737
4.25%, 01/15/33(a)	15,068	14,118,470
4.40%, 08/15/35(a)	7,954	7,171,983
4.60%, 10/15/38(a)	7,410	6,460,297
4.60%, 08/15/45	6,156	4,843,938
4.65%, 02/15/33(a)	10,033	9,606,049
4.70%, 10/15/48	16,091	12,272,017
4.80%, 05/15/33(a)	7,639	7,372,181
4.95%, 10/15/58(a)	8,398	6,296,887
5.17%, 01/15/37(a)(c)	9,055	8,422,232
5.30%, 06/01/34(a)	12,762	12,554,302
5.30%, 05/15/35(a)	8,592	8,430,634
5.35%, 05/15/53(a)	13,547	11,150,164
5.50%, 11/15/32(a)	9,479	9,611,397
5.50%, 05/15/64(a)	11,015	8,935,788
5.65%, 06/15/35(a)	6,286	6,252,533
5.65%, 06/01/54(a)	10,686	9,190,905
6.05%, 05/15/55(a)	7,542	6,893,462
7.05%, 03/15/33(a)	6,826	7,429,896
Fox Corp.
5.48%, 01/25/39(a)	11,132	10,572,009
5.58%, 01/25/49(a)	11,910	10,736,565
6.50%, 10/13/33	8,160	8,587,519
Space Exploration Technologies Corp.
5.35%, 07/15/31(c)	56,950	55,658,061
5.65%, 07/15/33(c)	47,013	45,221,038
5.88%, 07/15/36(c)	46,519	43,750,710
6.60%, 07/15/46(c)	20,070	18,191,077
6.65%, 07/15/56(a)(c)	26,760	23,786,696
Time Warner Cable Enterprises LLC, 8.38%, 07/15/33	7,103	7,743,230
Time Warner Cable LLC
5.50%, 09/01/41(a)	7,799	6,489,470
5.88%, 11/15/40	7,220	6,265,887
6.55%, 05/01/37(a)	11,601	11,166,145
6.75%, 06/15/39	11,151	10,604,914
7.30%, 07/01/38	10,991	11,026,447
TWDC Enterprises 18 Corp., 4.13%, 06/01/44	7,597	6,095,548
Walt Disney Co. (The)
2.00%, 09/01/29(a)	4,250	3,937,145
2.65%, 01/13/31	23,592	21,599,311
2.75%, 09/01/49	16,808	10,011,077
3.50%, 05/13/40	15,896	12,647,961
3.60%, 01/13/51(a)	22,381	15,612,594
3.80%, 03/22/30(a)	5,660	5,486,095
3.80%, 05/13/60(a)	9,100	6,298,248
4.00%, 03/14/31(a)	13,086	12,639,353
4.63%, 03/14/36(a)	6,280	5,965,768
4.63%, 03/23/40(a)	6,827	6,180,899
4.70%, 03/23/50(a)	14,663	12,332,018
6.20%, 12/15/34(a)	5,739	6,125,081
6.40%, 12/15/35(a)	8,277	8,953,448
Security	Par (000)	Value
Media (continued)
6.65%, 11/15/37	$7,902	$8,655,230
		1,064,510,205
Mining — 0.7%
Barrick North America Finance LLC
5.70%, 05/30/41	8,820	8,599,384
5.75%, 05/01/43	6,744	6,529,141
Barrick PD Australia Finance Pty. Ltd., 5.95%, 10/15/39	6,723	6,779,809
BHP Billiton Finance USA Ltd.
4.13%, 02/24/42	7,876	6,560,659
4.90%, 02/28/33	7,046	6,938,891
5.00%, 02/21/30	8,371	8,395,215
5.00%, 09/30/43	20,183	18,387,536
5.13%, 02/21/32	5,819	5,826,584
5.25%, 09/08/30	7,117	7,197,477
5.25%, 09/08/33	10,971	10,990,147
5.30%, 02/21/35(a)	8,423	8,389,712
5.50%, 09/08/53(a)	6,896	6,533,693
5.75%, 09/05/55	8,061	7,836,069
Freeport-McMoRan, Inc., 5.45%, 03/15/43(a)	13,835	12,986,777
Newmont Corp., 2.60%, 07/15/32	8,397	7,416,951
Newmont Corp./Newcrest Finance Pty. Ltd., 5.35%, 03/15/34(a)	6,725	6,765,575
Rio Tinto Alcan, Inc., 6.13%, 12/15/33	7,332	7,678,639
Rio Tinto Finance USA Ltd.
2.75%, 11/02/51(a)	8,773	5,159,392
5.20%, 11/02/40	7,764	7,386,392
Rio Tinto Finance USA PLC
4.13%, 08/21/42(a)	6,357	5,252,848
4.88%, 03/14/30	11,678	11,672,945
5.00%, 03/14/32(a)	10,884	10,843,862
5.13%, 03/09/53	10,369	9,197,004
5.25%, 03/14/35	11,899	11,808,199
5.75%, 03/14/55(a)	15,310	14,815,244
5.88%, 03/14/65	8,342	8,092,537
		228,040,682
Office & Business Equipment — 0.0%
CDW LLC/CDW Finance Corp., 3.57%, 12/01/31	6,705	6,067,155
Oil & Gas — 3.5%
BP Capital Markets America, Inc.
1.75%, 08/10/30(a)	6,326	5,626,964
2.72%, 01/12/32	15,000	13,381,570
2.77%, 11/10/50	12,647	7,486,182
2.94%, 06/04/51	18,867	11,489,514
3.00%, 02/24/50	14,401	9,005,297
3.00%, 03/17/52(a)	9,742	5,958,333
3.06%, 06/17/41	12,801	9,373,633
3.38%, 02/08/61(a)	15,859	9,821,939
3.63%, 04/06/30(a)	6,841	6,573,178
4.81%, 02/13/33	15,171	14,859,410
4.89%, 09/11/33(a)	12,186	11,951,998
4.97%, 10/17/29(a)	4,088	4,114,200
4.99%, 04/10/34	10,600	10,410,962
5.23%, 11/17/34(a)	18,971	18,893,431
Canadian Natural Resources Ltd.
4.95%, 06/01/47(a)	5,090	4,367,392
5.00%, 12/15/29(a)	5,021	5,029,965
5.40%, 12/15/34(a)	5,622	5,587,484
6.25%, 03/15/38	9,036	9,354,503
Schedule of Investments
40

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
Cenovus Energy, Inc., 3.75%, 02/15/52(a)	$5,142	$3,526,932
Chevron Corp.
2.24%, 05/11/30(a)	11,251	10,293,721
3.08%, 05/11/50(a)	6,344	4,076,242
Chevron USA, Inc.
2.34%, 08/12/50(a)	7,829	4,289,454
4.30%, 10/15/30(a)	7,560	7,453,660
4.50%, 10/15/32(a)	8,958	8,774,030
4.69%, 04/15/30(a)	8,299	8,291,865
4.85%, 10/15/35(a)	7,782	7,604,416
4.98%, 04/15/35(a)	6,587	6,516,149
ConocoPhillips, 6.50%, 02/01/39(a)	12,853	13,908,380
ConocoPhillips Co.
3.76%, 03/15/42	7,761	6,121,968
3.80%, 03/15/52	9,145	6,472,394
4.03%, 03/15/62	14,022	9,772,278
4.30%, 11/15/44	6,638	5,422,852
4.70%, 01/15/30(a)	9,144	9,103,133
5.00%, 01/15/35(a)	9,591	9,405,731
5.05%, 09/15/33(a)	10,483	10,450,211
5.30%, 05/15/53(a)	10,600	9,484,653
5.50%, 01/15/55(a)	11,153	10,269,317
5.55%, 03/15/54	7,930	7,339,965
Devon Energy Corp.
4.75%, 05/15/42	5,019	4,356,805
5.00%, 06/15/45	4,568	3,980,903
5.20%, 09/15/34(a)	11,161	10,998,535
5.60%, 07/15/41	10,676	10,227,385
5.75%, 09/15/54(a)	8,798	8,227,823
Diamondback Energy, Inc.
3.50%, 12/01/29(a)	9,603	9,199,579
5.15%, 01/30/30	9,311	9,381,560
5.40%, 04/18/34	7,777	7,762,435
5.55%, 04/01/35	8,945	9,007,033
5.75%, 04/18/54(a)	10,899	10,282,037
5.90%, 04/18/64(a)	7,691	7,281,721
6.25%, 03/15/33	14,372	15,075,938
EOG Resources, Inc.
4.38%, 04/15/30	5,990	5,891,385
4.40%, 01/15/31(a)	5,692	5,563,840
4.95%, 04/15/50	5,954	5,129,424
5.00%, 07/15/32(a)	10,579	10,517,300
5.35%, 01/15/36	11,595	11,475,474
5.65%, 12/01/54(a)	7,914	7,446,367
5.95%, 07/15/55	7,477	7,333,884
EQT Corp.
4.75%, 01/15/31(a)	10,048	9,872,248
5.75%, 02/01/34(a)	5,331	5,375,330
Equinor ASA
2.38%, 05/22/30(a)	1,449	1,330,089
3.13%, 04/06/30(a)	3,707	3,505,205
3.25%, 11/18/49	3,712	2,473,576
3.70%, 04/06/50(a)	2,609	1,900,230
3.95%, 05/15/43(a)	2,649	2,140,031
4.75%, 11/14/35(a)	3,975	3,805,989
4.80%, 11/08/43	2,104	1,878,715
5.10%, 08/17/40(a)	2,411	2,291,185
5.13%, 06/03/35	5,500	5,458,873
Expand Energy Corp.
4.75%, 02/01/32	10,845	10,502,166
5.38%, 03/15/30	2,994	3,002,589
Security	Par (000)	Value
Oil & Gas (continued)
5.70%, 01/15/35	$6,477	$6,448,667
Exxon Mobil Corp.
2.61%, 10/15/30(a)	20,733	19,092,192
3.00%, 08/16/39(a)	7,146	5,513,514
3.10%, 08/16/49(a)	12,965	8,396,441
3.45%, 04/15/51(a)	20,306	13,926,492
3.48%, 03/19/30(a)	12,273	11,811,394
3.57%, 03/06/45	7,431	5,530,292
4.11%, 03/01/46(a)	20,381	16,271,027
4.23%, 03/19/40(a)	17,768	15,585,992
4.33%, 03/19/50(a)	22,735	18,189,944
Hess Corp.
5.60%, 02/15/41(a)	7,400	7,300,631
6.00%, 01/15/40	7,415	7,637,555
Marathon Petroleum Corp.
4.75%, 09/15/44(a)	6,872	5,817,907
5.15%, 03/01/30	6,332	6,370,755
5.70%, 03/01/35(a)	7,210	7,282,026
6.50%, 03/01/41	10,198	10,665,444
Occidental Petroleum Corp.
5.55%, 10/01/34(a)	8,812	8,889,265
6.45%, 09/15/36	13,123	13,856,107
6.60%, 03/15/46	9,286	9,638,725
6.63%, 09/01/30	7,848	8,226,715
7.50%, 05/01/31(a)	8,721	9,537,300
8.88%, 07/15/30	6,503	7,248,344
Phillips 66
2.15%, 12/15/30	7,246	6,514,679
3.30%, 03/15/52	7,865	4,985,133
4.65%, 11/15/34(a)	7,621	7,260,487
4.88%, 11/15/44	13,528	11,731,833
5.25%, 06/15/31(a)	10,555	10,708,889
5.30%, 06/30/33	5,521	5,525,320
5.88%, 05/01/42	12,356	12,265,596
Pioneer Natural Resources Co.
1.90%, 08/15/30(a)	8,071	7,206,062
2.15%, 01/15/31	5,545	4,934,373
Shell Finance U.S., Inc.
2.38%, 11/07/29(a)	8,279	7,718,804
2.75%, 04/06/30	13,002	12,134,258
3.00%, 11/26/51(a)	7,163	4,444,227
3.13%, 11/07/49(a)	5,722	3,705,800
3.25%, 04/06/50(a)	14,193	9,389,666
3.75%, 09/12/46	10,248	7,634,992
4.00%, 05/10/46	12,451	9,642,185
4.13%, 11/06/30	5,604	5,459,971
4.13%, 05/11/35(a)	11,154	10,329,702
4.38%, 05/11/45(a)	20,525	16,905,174
4.55%, 08/12/43	8,056	6,888,704
4.75%, 01/06/36(a)	8,262	7,925,608
5.50%, 03/25/40(a)	5,462	5,364,944
6.38%, 12/15/38(a)	14,855	15,861,977
Suncor Energy, Inc.
3.75%, 03/04/51(a)	5,481	3,807,564
4.00%, 11/15/47(a)	5,927	4,369,501
6.85%, 06/01/39	7,097	7,675,921
TotalEnergies Capital International SA
2.83%, 01/10/30	9,780	9,198,042
2.99%, 06/29/41	7,038	5,121,264
3.13%, 05/29/50(a)	20,081	12,892,753
3.39%, 06/29/60(a)	5,414	3,375,155
41
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
3.46%, 07/12/49(a)	$6,516	$4,455,907
TotalEnergies Capital SA
4.72%, 09/10/34(a)	7,209	6,999,392
5.15%, 04/05/34	7,183	7,153,057
5.28%, 09/10/54(a)	9,019	8,138,750
5.43%, 09/10/64(a)	9,782	8,771,407
5.49%, 04/05/54(a)	13,996	13,000,917
5.64%, 04/05/64(a)	11,042	10,262,992
TotalEnergies Capital USA LLC
4.25%, 01/13/31(a)	8,647	8,408,923
4.57%, 01/13/33	8,153	7,886,106
4.86%, 01/13/36	6,607	6,348,797
Valero Energy Corp.
3.65%, 12/01/51(a)	6,927	4,687,550
5.15%, 03/10/36	5,338	5,162,078
6.63%, 06/15/37(a)	10,423	11,240,760
Woodside Finance Ltd.
5.10%, 09/12/34	7,723	7,476,309
5.40%, 05/19/30(a)	7,603	7,670,278
5.70%, 09/12/54(a)	5,602	5,177,372
6.00%, 05/19/35(a)	8,571	8,728,998
		1,130,323,866
Oil & Gas Services — 0.4%
Baker Hughes Holdings LLC, 5.13%, 09/15/40(a)	8,503	7,924,190
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.
4.08%, 12/15/47(a)	11,323	8,677,580
4.35%, 06/15/31(a)	11,925	11,558,597
4.65%, 06/15/33	8,719	8,390,037
5.00%, 06/15/36	15,085	14,473,585
5.85%, 06/15/56	15,775	15,052,363
Halliburton Co.
2.92%, 03/01/30(a)	5,319	4,968,774
4.75%, 08/01/43	8,439	7,203,194
4.85%, 11/15/35(a)	7,118	6,745,634
5.00%, 11/15/45	16,714	14,552,245
6.70%, 09/15/38	6,620	7,118,293
7.45%, 09/15/39	7,860	8,931,892
Schlumberger Investment SA, 5.15%, 05/07/36(a)	4,420	4,318,031
		119,914,415
Packaging & Containers — 0.2%
Amcor Flexibles North America, Inc.
2.69%, 05/25/31	7,113	6,384,333
5.13%, 03/12/36(a)	6,366	6,122,818
5.50%, 03/17/35(a)	6,790	6,756,011
Berry Global, Inc.
5.65%, 01/15/34	5,808	5,843,869
5.80%, 06/15/31(a)	6,524	6,692,163
Smurfit Kappa Treasury ULC
5.20%, 01/15/30	5,424	5,453,283
5.44%, 04/03/34	8,034	8,017,713
5.78%, 04/03/54(a)	7,763	7,427,665
Smurfit Westrock Financing DAC
5.19%, 01/15/36(a)	5,908	5,726,855
5.42%, 01/15/35	6,919	6,853,167
		65,277,877
Security	Par (000)	Value
Pharmaceuticals — 7.2%
AbbVie, Inc.
3.20%, 11/21/29	$42,062	$40,020,125
4.05%, 11/21/39	30,166	25,688,373
4.13%, 03/15/31(a)	7,654	7,394,296
4.25%, 11/21/49	46,612	36,259,316
4.30%, 05/14/36	11,165	10,254,033
4.40%, 03/15/33	12,706	12,174,790
4.40%, 11/06/42	20,921	17,793,986
4.45%, 05/14/46	13,768	11,331,956
4.50%, 05/14/35	22,240	20,924,239
4.55%, 03/15/35	14,545	13,749,450
4.65%, 03/15/30	19,872	19,672,879
4.70%, 05/14/45	20,490	17,601,672
4.75%, 03/15/36(a)	10,354	9,852,230
4.75%, 03/15/45	6,941	6,006,444
4.85%, 06/15/44	8,625	7,598,813
4.88%, 03/15/30	7,621	7,621,905
4.88%, 09/15/31	9,589	9,524,644
4.88%, 11/14/48	13,783	11,860,376
4.95%, 03/15/31(a)	11,321	11,316,024
5.05%, 09/15/33	17,975	17,784,941
5.05%, 03/15/34	20,548	20,311,764
5.20%, 03/15/35	9,071	8,987,413
5.30%, 09/15/36	12,354	12,201,253
5.35%, 03/15/44(a)	8,061	7,598,032
5.40%, 03/15/54(a)	24,910	22,749,526
5.45%, 09/15/38(a)	6,792	6,697,277
5.50%, 03/15/64	12,902	11,725,947
5.55%, 03/15/56	9,113	8,490,793
5.60%, 03/15/55	6,888	6,476,844
6.00%, 09/15/56	8,133	8,074,254
Astrazeneca Finance LLC
2.25%, 05/28/31	6,163	5,470,599
4.60%, 03/02/36	6,532	6,169,481
4.90%, 02/26/31(a)	9,455	9,450,182
5.00%, 02/26/34(a)	8,812	8,706,356
AstraZeneca PLC
1.38%, 08/06/30(a)	12,111	10,623,294
3.00%, 05/28/51(a)	6,691	4,208,035
4.00%, 09/18/42	7,974	6,507,006
4.38%, 11/16/45	7,151	5,944,571
4.38%, 08/17/48(a)	6,343	5,179,602
6.45%, 09/15/37(a)	20,744	22,380,368
Becton Dickinson & Co.
1.96%, 02/11/31(a)	8,752	7,670,325
2.82%, 05/20/30(a)	6,329	5,862,133
4.67%, 06/06/47(a)	2,695	2,261,632
Bristol-Myers Squibb Co.
1.45%, 11/13/30	12,225	10,664,398
2.35%, 11/13/40(a)	7,875	5,320,065
2.55%, 11/13/50	10,598	5,905,409
2.95%, 03/15/32	13,224	11,920,030
3.55%, 03/15/42	10,706	8,209,607
3.70%, 03/15/52	15,455	10,754,099
3.90%, 03/15/62(a)	10,678	7,272,280
4.13%, 06/15/39	14,975	12,937,990
4.25%, 10/26/49	30,596	23,723,190
4.35%, 11/15/47	10,214	8,146,088
4.55%, 02/20/48	9,531	7,801,158
5.10%, 02/22/31	10,320	10,389,955
5.20%, 02/22/34(a)	19,875	19,869,328
Schedule of Investments
42

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
5.55%, 02/22/54(a)	$21,091	$19,582,861
5.75%, 02/01/31(a)	6,806	7,021,726
5.90%, 11/15/33(a)	7,632	7,946,330
Cardinal Health, Inc.
5.00%, 11/15/29	5,359	5,363,925
5.35%, 11/15/34	7,368	7,288,370
Cencora, Inc.
2.70%, 03/15/31(a)	9,267	8,383,418
4.90%, 02/13/36(a)	7,027	6,695,919
CVS Health Corp.
1.75%, 08/21/30	6,516	5,737,427
1.88%, 02/28/31	9,880	8,594,475
2.13%, 09/15/31(a)	7,633	6,601,126
3.75%, 04/01/30	6,613	6,338,155
4.78%, 03/25/38	38,662	35,090,076
5.00%, 09/15/32(a)	6,472	6,387,534
5.05%, 03/25/48	65,301	55,178,032
5.13%, 02/21/30(a)	12,527	12,565,199
5.13%, 07/20/45	29,124	25,246,940
5.25%, 01/30/31(a)	7,905	7,946,123
5.25%, 02/21/33(a)	13,910	13,853,912
5.30%, 06/01/33	7,290	7,239,602
5.30%, 12/05/43	6,733	6,053,574
5.45%, 09/15/35	10,176	10,039,179
5.55%, 06/01/31	6,424	6,527,035
5.63%, 02/21/53	8,749	7,862,569
5.70%, 06/01/34	11,309	11,432,581
5.88%, 06/01/53(a)	11,787	10,961,621
6.00%, 06/01/44	6,709	6,490,128
6.00%, 06/01/63(a)	7,326	6,795,914
6.05%, 06/01/54(a)	7,928	7,554,789
6.20%, 09/15/55(a)	11,611	11,279,794
Eli Lilly & Co.
2.25%, 05/15/50	10,497	5,673,678
2.50%, 09/15/60	8,090	4,125,131
3.95%, 03/15/49	9,780	7,439,886
4.25%, 03/15/31	7,049	6,896,118
4.38%, 05/20/31	16,209	15,853,392
4.55%, 10/15/32(a)	9,449	9,251,522
4.60%, 08/14/34	12,728	12,288,460
4.65%, 05/20/33	15,323	14,964,679
4.70%, 02/27/33(a)	9,806	9,664,303
4.70%, 02/09/34	12,468	12,154,733
4.75%, 02/12/30(a)	13,912	13,927,032
4.85%, 05/20/36	18,602	17,955,136
4.88%, 02/27/53(a)	12,642	10,872,819
4.90%, 02/12/32(a)	8,097	8,103,882
4.90%, 10/15/35(a)	8,028	7,820,537
4.95%, 02/27/63	7,330	6,175,631
5.00%, 02/09/54(a)	14,286	12,492,396
5.05%, 08/14/54(a)	9,416	8,296,004
5.10%, 02/12/35(a)	11,562	11,498,415
5.10%, 02/09/64(a)	12,960	11,173,517
5.20%, 08/14/64	6,379	5,593,368
5.50%, 02/12/55(a)	10,780	10,152,745
5.55%, 10/15/55(a)	8,575	8,124,032
5.60%, 05/20/56(a)	12,760	12,177,704
5.60%, 02/12/65	7,735	7,234,872
5.65%, 10/15/65	8,681	8,170,526
5.70%, 05/20/66(a)	7,252	6,882,355
Security	Par (000)	Value
Pharmaceuticals (continued)
GlaxoSmithKline Capital, Inc.
4.50%, 04/15/30	$10,403	$10,306,580
4.88%, 04/15/35	6,143	5,942,066
6.38%, 05/15/38	22,827	24,363,714
Johnson & Johnson
1.30%, 09/01/30(a)	12,383	10,894,438
2.10%, 09/01/40	7,407	4,994,089
2.25%, 09/01/50(a)	8,915	4,920,970
2.45%, 09/01/60	9,384	4,812,030
3.40%, 01/15/38(a)	8,522	7,213,197
3.50%, 01/15/48	6,524	4,719,805
3.55%, 03/01/36(a)	6,106	5,401,228
3.63%, 03/03/37(a)	12,498	10,923,699
3.70%, 03/01/46	10,196	7,820,238
3.75%, 03/03/47	9,390	7,155,020
4.38%, 12/05/33	6,742	6,566,899
4.70%, 03/01/30	7,006	7,021,044
4.85%, 03/01/32	13,584	13,672,705
4.90%, 06/01/31(a)	9,557	9,658,561
4.95%, 06/01/34(a)	5,843	5,889,573
5.00%, 03/01/35	12,617	12,621,093
5.25%, 06/01/54(a)	7,439	7,076,434
5.95%, 08/15/37(a)	6,346	6,772,724
Merck & Co., Inc.
1.45%, 06/24/30(a)	9,986	8,824,847
2.15%, 12/10/31	17,046	14,864,095
2.35%, 06/24/40(a)	8,553	5,906,874
2.45%, 06/24/50	8,293	4,601,655
2.75%, 12/10/51	14,904	8,665,151
2.90%, 12/10/61(a)	12,417	6,757,197
3.70%, 02/10/45	20,854	15,697,561
3.90%, 03/07/39	10,216	8,675,788
4.00%, 03/07/49	16,074	12,125,774
4.15%, 09/15/30	7,486	7,302,959
4.15%, 03/15/31(a)	6,095	5,913,807
4.15%, 05/18/43	10,593	8,693,018
4.30%, 05/17/30(a)	4,494	4,422,489
4.45%, 12/04/32	11,973	11,599,912
4.50%, 05/17/33(a)	11,051	10,740,374
4.55%, 09/15/32(a)	7,338	7,186,717
4.75%, 12/04/35(a)	11,761	11,243,155
4.90%, 05/17/44	8,172	7,270,586
4.95%, 05/22/33(a)	7,935	7,858,582
4.95%, 09/15/35(a)	12,719	12,378,224
5.00%, 05/17/53	9,830	8,507,273
5.15%, 05/17/63	7,186	6,210,059
5.20%, 05/22/36	12,745	12,574,991
5.50%, 03/15/46(a)	5,622	5,334,779
5.55%, 12/04/55	11,536	10,779,001
5.70%, 09/15/55(a)	11,701	11,158,494
5.70%, 12/04/65(a)	7,002	6,587,951
5.85%, 05/22/56	8,259	8,049,093
Mylan, Inc., 5.20%, 04/15/48	5,345	4,316,686
Novartis Capital Corp.
2.20%, 08/14/30	12,753	11,558,636
2.75%, 08/14/50(a)	9,810	5,908,701
3.80%, 09/18/29(a)	4,754	4,640,611
4.00%, 09/18/31(a)	7,404	7,138,337
4.00%, 11/20/45(a)	10,425	8,247,973
4.10%, 11/05/30	8,555	8,311,114
4.20%, 09/18/34(a)	8,698	8,194,854
43
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
4.30%, 11/05/32	$6,468	$6,232,939
4.40%, 03/18/31(a)	17,804	17,448,305
4.40%, 05/06/44	17,038	14,416,129
4.60%, 03/18/33	15,703	15,288,818
4.60%, 11/05/35(a)	6,566	6,265,074
4.70%, 09/18/54(a)	6,207	5,194,651
4.90%, 03/18/36(a)	17,421	16,871,329
5.60%, 03/18/46	6,260	6,066,807
5.70%, 03/18/56(a)	18,041	17,451,247
Pfizer Investment Enterprises Pte. Ltd.
4.65%, 05/19/30(a)	24,775	24,577,375
4.75%, 05/19/33	35,036	34,130,354
5.11%, 05/19/43(a)	24,704	22,569,266
5.30%, 05/19/53	50,018	44,705,738
5.34%, 05/19/63	33,164	28,958,025
Pfizer, Inc.
1.70%, 05/28/30	5,953	5,310,852
1.75%, 08/18/31(a)	6,478	5,585,569
2.55%, 05/28/40	7,365	5,169,995
2.63%, 04/01/30	8,968	8,313,639
2.70%, 05/28/50(a)	9,136	5,375,769
3.90%, 03/15/39(a)	9,309	7,883,787
4.00%, 12/15/36(a)	7,562	6,770,611
4.00%, 03/15/49	10,371	7,792,259
4.13%, 12/15/46(a)	10,218	8,031,406
4.20%, 11/15/30(a)	9,567	9,331,955
4.20%, 09/15/48	7,868	6,111,947
4.30%, 06/15/43	6,927	5,749,354
4.40%, 05/15/44(a)	9,789	8,227,540
4.50%, 11/15/32(a)	10,277	9,975,979
4.88%, 11/15/35(a)	9,698	9,346,589
7.20%, 03/15/39	16,740	19,005,714
Sanofi SA, 4.20%, 11/03/32	6,361	6,135,743
Takeda Pharmaceutical Co. Ltd.
2.05%, 03/31/30	16,428	14,830,242
3.03%, 07/09/40	15,496	11,340,213
3.18%, 07/09/50(a)	14,588	9,251,549
3.38%, 07/09/60(a)	8,606	5,236,541
5.30%, 07/05/34(a)	6,999	6,933,462
5.65%, 07/05/44	5,236	5,011,334
Takeda U.S. Financing, Inc.
5.20%, 07/07/35	14,112	13,765,253
5.90%, 07/07/55(a)	5,767	5,566,401
Teva Pharmaceutical Finance Co. LLC, 6.15%, 02/01/36	769	788,966
Teva Pharmaceutical Finance Netherlands III BV, 4.10%, 10/01/46	8,500	6,264,655
Utah Acquisition Sub, Inc., 5.25%, 06/15/46	6,945	5,701,272
Viatris, Inc.
2.70%, 06/22/30(a)	9,467	8,610,775
3.85%, 06/22/40(a)	7,843	6,002,182
4.00%, 06/22/50	11,275	7,545,299
Wyeth LLC
5.95%, 04/01/37(a)	18,553	19,131,542
6.50%, 02/01/34	6,825	7,315,640
Zoetis, Inc.
2.00%, 05/15/30	6,976	6,275,210
4.70%, 02/01/43	10,101	8,700,646
5.00%, 08/17/35(a)	7,848	7,573,798
5.60%, 11/16/32(a)	7,125	7,269,950
		2,318,515,103
Security	Par (000)	Value
Pipelines — 4.0%
Cheniere Energy Partners LP
3.25%, 01/31/32(a)	$10,264	$9,294,428
4.00%, 03/01/31	12,845	12,242,599
4.50%, 10/01/29	7,721	7,627,366
5.35%, 11/30/36(c)	9,322	9,060,948
5.55%, 10/30/35(a)	8,760	8,720,856
5.75%, 08/15/34(a)	7,975	8,077,941
5.95%, 06/30/33	9,052	9,309,498
6.05%, 11/30/56(a)(c)	6,067	5,870,177
Cheniere Energy, Inc.
5.20%, 07/30/36(c)	6,478	6,245,794
5.65%, 04/15/34	11,543	11,636,250
6.00%, 07/30/56(a)(c)	5,591	5,391,683
Eastern Energy Gas Holdings LLC, 5.65%, 10/15/54	6,553	5,968,012
Enbridge, Inc.
2.50%, 08/01/33	6,527	5,474,170
3.13%, 11/15/29(a)	7,007	6,639,425
3.40%, 08/01/51	7,542	4,897,606
4.85%, 03/27/31	7,546	7,454,578
5.45%, 03/27/36	9,976	9,838,846
5.50%, 12/01/46(a)	7,257	6,733,495
5.55%, 06/20/35	5,735	5,711,887
5.63%, 04/05/34(a)	8,694	8,779,119
5.70%, 03/08/33(a)	16,743	17,051,391
5.95%, 04/05/54	8,800	8,450,952
6.20%, 11/15/30	9,404	9,780,765
6.70%, 11/15/53(a)	10,114	10,640,628
Energy Transfer LP
3.75%, 05/15/30(a)	12,016	11,483,361
4.55%, 01/15/31(a)	9,167	8,956,659
5.00%, 05/15/50	16,174	13,243,512
5.15%, 03/15/45	7,620	6,594,363
5.30%, 04/15/47	8,116	7,076,934
5.35%, 01/15/36(a)	7,125	6,948,716
5.35%, 05/15/45	6,083	5,361,485
5.40%, 10/01/47	12,221	10,716,710
5.55%, 05/15/34	8,970	8,961,707
5.60%, 09/01/34	9,041	9,042,210
5.70%, 04/01/35	12,295	12,339,444
5.75%, 02/15/33(a)	8,744	8,910,316
5.95%, 05/15/54(a)	14,889	13,836,229
6.00%, 06/15/48	8,216	7,715,406
6.05%, 09/01/54	9,211	8,670,137
6.13%, 12/15/45	7,831	7,530,078
6.20%, 04/01/55	8,834	8,463,600
6.25%, 04/15/49(a)	13,617	13,172,541
6.30%, 01/15/56(a)	7,974	7,763,140
6.40%, 12/01/30(a)	5,596	5,860,550
6.50%, 02/01/42(a)	9,998	10,284,730
6.55%, 12/01/33	14,707	15,607,311
Enterprise Products Operating LLC
2.80%, 01/31/30(a)	4,965	4,644,109
3.20%, 02/15/52	9,231	5,833,459
3.30%, 02/15/53(a)	6,718	4,302,958
3.70%, 01/31/51(a)	9,304	6,571,093
3.95%, 01/31/60(a)	8,882	6,203,396
4.20%, 01/31/50	11,099	8,557,539
4.25%, 02/15/48	10,534	8,258,140
4.45%, 02/15/43	11,833	10,017,566
4.60%, 01/15/31	6,180	6,094,112
Schedule of Investments
44

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
4.80%, 02/01/49	$8,892	$7,508,607
4.85%, 01/31/34(a)	6,819	6,641,445
4.85%, 08/15/42	8,328	7,451,027
4.85%, 03/15/44	13,687	12,040,019
4.90%, 05/15/46	6,673	5,791,303
4.95%, 02/15/35(a)	9,523	9,284,070
5.10%, 02/15/45	7,548	6,783,460
5.20%, 01/15/36	10,657	10,452,802
5.35%, 01/31/33(a)	7,872	7,950,559
5.55%, 02/16/55(a)	12,079	11,281,631
5.95%, 02/01/41	7,416	7,503,736
Kinder Morgan Energy Partners LP
5.50%, 03/01/44	6,293	5,813,497
6.95%, 01/15/38	10,301	11,248,278
Kinder Morgan, Inc.
2.00%, 02/15/31	6,246	5,485,651
3.60%, 02/15/51(a)	8,788	5,880,120
4.80%, 02/01/33(a)	6,480	6,309,502
5.05%, 02/15/46	7,175	6,234,150
5.15%, 06/01/30(a)	6,762	6,814,821
5.20%, 06/01/33	12,760	12,701,822
5.20%, 03/01/48	5,679	4,963,127
5.30%, 12/01/34	6,811	6,708,221
5.40%, 02/01/34	8,700	8,699,013
5.45%, 08/01/52(a)	5,972	5,313,385
5.55%, 08/01/36	11,393	11,279,245
5.55%, 06/01/45	13,786	12,757,007
5.85%, 06/01/35	6,169	6,299,192
5.95%, 08/01/54(a)	6,424	6,173,228
7.75%, 01/15/32	5,303	5,927,063
MPLX LP
2.65%, 08/15/30(a)	12,640	11,545,825
4.50%, 04/15/38	14,440	12,761,029
4.70%, 04/15/48	10,520	8,470,871
4.80%, 02/15/31	6,334	6,237,118
4.95%, 09/01/32(a)	8,874	8,699,392
4.95%, 03/14/52	9,994	8,159,138
5.00%, 01/15/33	6,413	6,268,125
5.00%, 03/01/33	11,175	10,928,723
5.20%, 03/01/47(a)	9,174	7,988,300
5.30%, 04/01/36(a)	7,925	7,659,384
5.40%, 04/01/35(a)	8,070	7,914,199
5.40%, 09/15/35(a)	11,771	11,530,648
5.50%, 06/01/34(a)	13,614	13,538,408
5.50%, 02/15/49(a)	13,312	11,861,911
5.95%, 04/01/55(a)	8,887	8,358,553
6.20%, 09/15/55(a)	8,230	7,994,726
ONEOK, Inc.
3.10%, 03/15/30	6,756	6,327,811
3.95%, 03/01/50	6,521	4,658,629
4.75%, 10/15/31(a)	9,138	8,940,387
4.95%, 10/15/32	6,832	6,681,130
5.05%, 11/01/34(a)	12,897	12,447,030
5.20%, 07/15/48(a)	6,932	5,969,076
5.40%, 10/15/35(a)	9,725	9,540,494
5.70%, 11/01/54(a)	9,265	8,455,213
6.05%, 09/01/33	8,241	8,505,317
6.10%, 11/15/32	8,248	8,545,532
6.25%, 10/15/55	10,342	10,131,418
6.63%, 09/01/53	13,168	13,467,377
Security	Par (000)	Value
Pipelines (continued)
Plains All American Pipeline LP, 5.95%, 06/15/35	$8,307	$8,405,116
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29(a)	8,375	8,026,327
3.80%, 09/15/30	5,837	5,564,398
4.70%, 01/15/31	5,431	5,333,690
5.60%, 01/15/36	8,574	8,442,537
Sabine Pass Liquefaction LLC, 4.50%, 05/15/30	8,536	8,388,731
South Bow USA Infrastructure Holdings LLC
5.03%, 10/01/29	5,124	5,099,349
5.58%, 10/01/34	9,376	9,181,947
Targa Resources Corp.
4.20%, 02/01/33(a)	6,383	5,965,184
4.35%, 04/15/31(a)	6,624	6,415,345
4.90%, 09/15/30	6,039	5,991,286
4.95%, 04/15/52(a)	4,484	3,687,365
5.40%, 07/30/36	7,239	7,028,745
5.50%, 02/15/35(a)	9,002	8,914,499
5.55%, 08/15/35	7,964	7,876,445
5.65%, 02/15/36(a)	6,527	6,503,564
6.05%, 05/15/56(a)	5,927	5,649,348
6.13%, 03/15/33	6,849	7,095,089
6.13%, 05/15/55(a)	8,457	8,150,945
6.50%, 03/30/34	7,929	8,377,223
6.50%, 02/15/53	6,207	6,283,367
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.00%, 01/15/32	6,172	5,794,680
4.88%, 02/01/31	6,623	6,535,368
5.50%, 03/01/30	4,640	4,666,974
TransCanada PipeLines Ltd.
4.10%, 04/15/30	7,957	7,704,661
4.63%, 03/01/34(a)	9,663	9,176,415
5.10%, 03/15/49(a)	6,811	6,146,609
6.10%, 06/01/40	6,179	6,234,727
6.20%, 10/15/37(a)	7,257	7,478,629
7.63%, 01/15/39	10,631	12,091,983
Transcontinental Gas Pipe Line Co. LLC, 5.10%, 03/15/36	10,696	10,341,328
Western Midstream Operating LP
4.05%, 02/01/30	7,125	6,872,448
5.25%, 02/01/50(a)	8,260	6,959,129
5.45%, 11/15/34(a)	7,774	7,620,268
6.15%, 04/01/33	4,962	5,113,888
Williams Companies, Inc. (The)
2.60%, 03/15/31	12,019	10,772,808
3.50%, 11/15/30	8,078	7,571,852
4.63%, 06/30/30	7,650	7,530,784
4.65%, 08/15/32(a)	9,790	9,476,519
4.85%, 03/01/48	6,457	5,387,575
5.10%, 09/15/45(a)	8,433	7,397,225
5.15%, 03/15/34	7,556	7,391,610
5.15%, 03/15/36	9,139	8,765,837
5.30%, 09/30/35	7,818	7,618,053
5.30%, 08/15/52	6,055	5,257,205
5.60%, 03/15/35(a)	8,872	8,859,130
5.65%, 03/15/33	7,468	7,558,595
5.80%, 11/15/54(a)	5,584	5,219,613
5.95%, 03/15/56(a)	7,647	7,240,086
45
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
6.30%, 04/15/40	$7,973	$8,193,021
		1,308,159,190
Private Equity — 0.0%
KKR & Co., Inc., 5.10%, 08/07/35(a)	7,257	6,919,091
Real Estate — 0.1%
CBRE Services, Inc.
4.90%, 01/15/33	5,441	5,269,982
5.25%, 06/01/36	5,912	5,691,993
5.95%, 08/15/34	8,706	8,860,300
		19,822,275
Real Estate Investment Trusts — 1.7%
Alexandria Real Estate Equities, Inc.
1.88%, 02/01/33	6,303	5,048,646
2.00%, 05/18/32(a)	7,262	6,032,506
2.95%, 03/15/34	9,985	8,300,373
3.38%, 08/15/31(a)	5,484	5,000,905
5.25%, 03/15/36(a)	6,902	6,575,565
American Tower Corp.
1.88%, 10/15/30(a)	6,320	5,570,421
2.10%, 06/15/30	8,753	7,845,761
2.90%, 01/15/30	6,416	5,986,935
2.95%, 01/15/51(a)	9,403	5,598,517
3.10%, 06/15/50(a)	9,037	5,597,374
4.70%, 12/15/32	5,427	5,244,952
4.90%, 03/15/30	8,344	8,305,623
5.55%, 07/15/33	7,263	7,306,097
5.65%, 03/15/33	8,302	8,416,714
5.90%, 11/15/33(a)	6,124	6,268,327
Boston Properties LP
2.45%, 10/01/33	6,608	5,370,855
2.55%, 04/01/32(a)	7,677	6,621,501
3.25%, 01/30/31(a)	6,536	6,024,129
5.75%, 01/15/35(a)	6,928	6,857,733
6.50%, 01/15/34(a)	7,002	7,285,556
Brixmor Operating Partnership LP, 4.05%, 07/01/30(a)	6,142	5,904,444
Crown Castle, Inc.
2.10%, 04/01/31	7,689	6,683,913
2.25%, 01/15/31	11,712	10,324,345
2.50%, 07/15/31(a)	7,319	6,436,051
2.90%, 04/01/41(a)	7,987	5,567,840
3.25%, 01/15/51(a)	5,363	3,357,465
5.10%, 05/01/33	5,767	5,604,514
5.80%, 03/01/34(a)	7,939	7,987,993
Equinix Europe 2 Financing Corp. LLC
4.60%, 11/15/30	8,105	7,899,605
4.70%, 03/15/33	6,799	6,467,447
5.25%, 08/15/31	5,157	5,118,690
5.50%, 06/15/34	4,605	4,541,527
Equinix, Inc.
2.15%, 07/15/30	11,314	10,110,822
2.50%, 05/15/31	6,700	5,926,831
3.20%, 11/18/29	11,396	10,776,371
3.90%, 04/15/32	13,130	12,160,024
ERP Operating LP, 4.50%, 07/01/44	5,885	4,951,537
Extra Space Storage LP
4.95%, 01/15/33	3,865	3,760,490
5.50%, 07/01/30	9,330	9,425,698
GLP Capital LP/GLP Financing II, Inc.
3.25%, 01/15/32	7,615	6,724,697
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
5.63%, 09/15/34	$5,087	$4,941,105
5.63%, 03/01/36	6,229	5,935,016
Healthpeak OP LLC
3.00%, 01/15/30(a)	7,776	7,278,496
5.25%, 12/15/32	4,634	4,584,101
Host Hotels & Resorts LP, Series I, 3.50%, 09/15/30	5,883	5,504,302
Prologis LP
1.25%, 10/15/30(a)	5,605	4,841,258
2.25%, 04/15/30	5,786	5,277,488
4.75%, 06/15/33(a)	7,234	7,046,694
4.90%, 06/15/36	4,625	4,400,779
5.00%, 03/15/34	5,391	5,271,850
5.13%, 01/15/34	5,216	5,145,180
5.25%, 05/15/35	9,387	9,256,619
5.25%, 06/15/53(a)	7,078	6,362,894
5.25%, 03/15/54(a)	7,697	6,920,901
Public Storage Operating Co., 5.35%, 08/01/53(a)	7,428	6,762,552
Realty Income Corp.
3.25%, 01/15/31	7,981	7,421,330
4.75%, 04/15/33	6,392	6,191,877
5.13%, 02/15/34(a)	6,372	6,258,541
5.63%, 10/13/32(a)	6,441	6,574,567
SBA Communications Corp.
5.15%, 07/15/31	16,287	16,157,939
5.45%, 07/15/33	4,486	4,428,112
Simon Property Group LP
2.45%, 09/13/29	7,084	6,615,793
2.65%, 07/15/30	6,676	6,147,261
3.25%, 09/13/49(a)	8,314	5,429,827
3.80%, 07/15/50(a)	6,975	5,011,051
4.30%, 01/15/31	6,917	6,720,918
4.75%, 09/26/34(a)	5,163	4,931,920
5.13%, 10/01/35(a)	7,257	7,074,782
VICI Properties LP
4.95%, 02/15/30	5,224	5,151,900
5.13%, 11/15/31	8,044	7,868,780
5.13%, 05/15/32	12,944	12,591,721
5.40%, 10/15/31(a)	5,138	5,101,921
5.63%, 04/01/35(a)	6,558	6,415,345
5.63%, 05/15/52(a)	5,987	5,242,183
5.75%, 10/15/36	5,187	5,044,517
Welltower OP LLC
2.80%, 06/01/31(a)	6,416	5,823,806
3.10%, 01/15/30	6,755	6,373,034
4.50%, 07/01/30	8,659	8,525,702
5.13%, 07/01/35(a)	7,408	7,261,924
Weyerhaeuser Co.
4.00%, 11/15/29	6,839	6,642,554
4.00%, 04/15/30	6,095	5,885,486
		535,410,820
Retail — 2.3%
AutoZone, Inc.
4.00%, 04/15/30(a)	8,170	7,895,241
4.75%, 08/01/32(a)	4,880	4,762,544
4.95%, 07/15/31(a)	7,698	7,622,822
Costco Wholesale Corp.
1.60%, 04/20/30(a)	8,238	7,397,906
1.75%, 04/20/32	9,689	8,277,580
Schedule of Investments
46

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
Dollar General Corp.
3.50%, 04/03/30(a)	$7,098	$6,712,545
5.45%, 07/05/33(a)	8,224	8,222,539
Dollar Tree, Inc., 2.65%, 12/01/31	4,815	4,245,473
Ferguson Enterprises, Inc., 4.35%, 03/15/31	6,500	6,320,522
Home Depot, Inc. (The)
1.38%, 03/15/31	10,742	9,227,247
1.88%, 09/15/31(a)	7,929	6,868,320
2.38%, 03/15/51	8,949	4,818,361
2.70%, 04/15/30	11,720	10,909,649
2.75%, 09/15/51	7,797	4,523,515
3.13%, 12/15/49	8,370	5,357,544
3.25%, 04/15/32(a)	6,647	6,106,529
3.30%, 04/15/40(a)	10,830	8,427,336
3.35%, 04/15/50	11,924	7,938,361
3.50%, 09/15/56(a)	5,502	3,606,793
3.63%, 04/15/52	12,100	8,347,468
3.90%, 06/15/47	8,474	6,374,572
4.20%, 04/01/43(a)	8,178	6,741,398
4.25%, 04/01/46	12,984	10,413,054
4.40%, 03/15/45	7,180	5,922,730
4.50%, 09/15/32(a)	9,797	9,580,283
4.50%, 12/06/48	16,347	13,348,362
4.65%, 09/15/35(a)	6,751	6,435,283
4.85%, 06/25/31	8,626	8,618,600
4.88%, 02/15/44(a)	8,156	7,234,857
4.95%, 06/25/34(a)	13,351	13,127,882
4.95%, 09/15/52(a)	7,483	6,433,055
5.30%, 06/25/54(a)	11,244	10,152,994
5.88%, 12/16/36(a)	25,068	25,974,599
5.95%, 04/01/41	9,576	9,777,222
Lowe's Companies, Inc.
1.70%, 10/15/30	8,104	7,111,912
2.63%, 04/01/31(a)	12,920	11,653,273
2.80%, 09/15/41(a)	9,346	6,428,181
3.00%, 10/15/50	16,078	9,648,646
3.70%, 04/15/46(a)	8,150	5,849,817
3.75%, 04/01/32	15,095	14,038,359
4.05%, 05/03/47	12,810	9,590,823
4.25%, 04/01/52(a)	13,514	10,068,465
4.45%, 04/01/62	7,674	5,626,153
4.50%, 04/15/30(a)	6,463	6,372,020
5.00%, 04/15/33	7,784	7,668,362
5.15%, 07/01/33(a)	10,175	10,087,105
5.63%, 04/15/53(a)	12,700	11,661,217
5.80%, 09/15/62	6,547	6,040,723
Lowe's Cos, Inc.
4.25%, 03/15/31	8,147	7,875,126
4.50%, 10/15/32(a)	11,126	10,693,746
4.85%, 10/15/35(a)	10,840	10,319,997
McDonald's Corp.
2.13%, 03/01/30	4,523	4,132,628
2.63%, 09/01/29(a)	5,034	4,739,819
3.60%, 07/01/30(a)	7,078	6,779,396
3.63%, 09/01/49(a)	11,602	8,058,325
4.20%, 04/01/50	6,297	4,808,747
4.45%, 03/01/47	9,087	7,330,559
4.45%, 09/01/48	6,036	4,838,446
4.60%, 09/09/32(a)	5,503	5,411,070
4.70%, 12/09/35	8,213	7,832,753
4.88%, 12/09/45	13,564	11,739,562
Security	Par (000)	Value
Retail (continued)
4.95%, 03/03/35(a)	$8,276	$8,054,681
5.00%, 02/13/36(a)	7,517	7,312,469
5.15%, 09/09/52(a)	7,043	6,149,086
5.45%, 08/14/53(a)	6,314	5,790,935
6.30%, 10/15/37	7,248	7,673,070
6.30%, 03/01/38	5,686	6,023,719
O'Reilly Automotive, Inc.
4.70%, 06/15/32	8,763	8,561,860
5.10%, 03/12/36(a)	5,610	5,402,609
Starbucks Corp.
2.25%, 03/12/30	3,842	3,505,661
2.55%, 11/15/30(a)	8,988	8,166,766
3.00%, 02/14/32	9,178	8,291,759
3.50%, 11/15/50(a)	9,122	6,093,748
4.45%, 08/15/49(a)	7,556	5,977,798
4.50%, 11/15/48(a)	5,869	4,712,177
Target Corp.
2.35%, 02/15/30(a)	4,573	4,219,954
2.95%, 01/15/52(a)	8,093	4,943,029
4.00%, 07/01/42	9,694	7,875,489
4.50%, 09/15/32(a)	9,009	8,851,198
4.50%, 09/15/34(a)	6,080	5,788,330
4.80%, 01/15/53(a)	8,983	7,652,616
5.00%, 04/15/35(a)	6,386	6,255,816
Walmart, Inc.
2.50%, 09/22/41	8,176	5,661,744
2.65%, 09/22/51(a)	19,296	11,335,620
4.05%, 06/29/48	13,011	10,273,404
4.10%, 04/15/33(a)	7,484	7,158,417
4.15%, 04/30/31	5,537	5,410,393
4.15%, 09/09/32(a)	9,125	8,836,206
4.35%, 04/28/30(a)	6,638	6,575,797
4.45%, 04/30/33	7,650	7,452,716
4.50%, 09/09/52(a)	7,203	5,937,668
4.50%, 04/15/53(a)	12,423	10,261,906
4.75%, 04/30/36(a)	10,033	9,723,434
4.90%, 04/28/35(a)	10,017	9,874,931
5.25%, 09/01/35	8,657	8,715,556
6.20%, 04/15/38(a)	8,869	9,578,834
6.50%, 08/15/37(a)	7,409	8,198,352
		756,426,164
Semiconductors — 3.3%
Advanced Micro Devices, Inc.
5.00%, 08/17/31	11,901	11,800,181
5.25%, 08/17/33(a)	8,506	8,401,534
5.50%, 08/17/36(a)	8,529	8,363,535
Analog Devices, Inc.
2.10%, 10/01/31	8,147	7,091,801
2.80%, 10/01/41	6,398	4,462,740
2.95%, 10/01/51(a)	6,803	4,132,744
Applied Materials, Inc.
1.75%, 06/01/30	7,811	6,972,934
2.75%, 06/01/50(a)	6,193	3,725,119
4.35%, 04/01/47(a)	6,665	5,464,759
Broadcom, Inc.
2.45%, 02/15/31	19,810	17,581,997
2.60%, 02/15/33(a)	17,631	14,782,668
3.14%, 11/15/35	31,400	25,196,575
3.19%, 11/15/36	21,639	17,103,219
3.42%, 04/15/33(a)	15,676	13,745,488
3.47%, 04/15/34	27,786	23,853,948
47
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Semiconductors (continued)
3.50%, 02/15/41	$24,249	$17,964,973
3.75%, 02/15/51(a)	13,152	8,882,716
4.15%, 11/15/30(a)	15,026	14,410,280
4.15%, 04/15/32	14,248	13,350,352
4.20%, 10/15/30	12,139	11,677,467
4.30%, 01/15/31(a)	7,856	7,561,203
4.30%, 11/15/32	13,955	13,076,262
4.35%, 02/15/30	13,100	12,762,574
4.55%, 02/15/32	5,872	5,622,340
4.60%, 07/15/30	9,506	9,318,944
4.60%, 01/15/33	7,864	7,449,736
4.80%, 10/15/34	12,558	11,745,340
4.80%, 02/15/36(a)	16,317	14,973,599
4.90%, 07/15/32	15,530	15,039,306
4.95%, 01/15/36	10,825	10,071,288
5.05%, 04/15/30	6,974	6,945,411
5.15%, 11/15/31(a)	9,288	9,206,906
5.20%, 04/15/32	9,753	9,647,212
5.20%, 07/15/35	19,469	18,531,237
5.70%, 01/15/56(a)	8,361	7,512,636
Intel Corp.
2.00%, 08/12/31	7,939	6,813,455
2.45%, 11/15/29	11,949	11,042,509
2.80%, 08/12/41	5,398	3,621,895
3.05%, 08/12/51(a)	8,884	5,216,504
3.10%, 02/15/60(a)	7,896	4,235,440
3.20%, 08/12/61(a)	6,014	3,249,767
3.25%, 11/15/49	15,450	9,487,150
3.73%, 12/08/47	15,293	10,452,911
3.90%, 03/25/30	13,338	12,821,273
4.00%, 12/15/32(a)	6,272	5,815,975
4.10%, 05/19/46	10,604	7,780,856
4.10%, 05/11/47	8,042	5,846,860
4.15%, 08/05/32	8,162	7,669,907
4.60%, 03/25/40(a)	6,323	5,476,593
4.65%, 06/01/31	7,976	7,778,642
4.75%, 03/25/50(a)	18,288	14,374,006
4.80%, 10/01/41	6,774	5,796,290
4.90%, 07/29/45(a)	6,353	5,256,840
4.90%, 08/05/52	13,939	11,072,275
4.95%, 03/25/60	7,841	6,122,936
5.00%, 08/15/33	12,318	11,954,179
5.05%, 08/05/62	7,738	6,074,164
5.13%, 02/10/30	9,048	9,063,286
5.15%, 02/21/34(a)	8,812	8,585,525
5.20%, 02/10/33	18,910	18,688,123
5.30%, 05/15/36	21,498	20,715,640
5.60%, 02/21/54(a)	9,477	8,323,083
5.63%, 02/10/43(a)	9,151	8,504,316
5.70%, 02/10/53	16,722	14,910,768
5.90%, 02/10/63	10,275	9,184,939
6.13%, 05/15/56(a)	15,277	14,383,175
KLA Corp.
3.30%, 03/01/50(a)	5,895	3,877,652
4.65%, 07/15/32(a)	13,166	12,867,997
4.95%, 07/15/52(a)	12,794	10,967,306
5.25%, 07/15/62(a)	5,576	4,866,315
Lam Research Corp.
1.90%, 06/15/30	8,177	7,325,901
2.88%, 06/15/50(a)	5,347	3,273,768
4.88%, 03/15/49(a)	5,433	4,714,300
Security	Par (000)	Value
Semiconductors (continued)
Marvell Technology, Inc.
2.95%, 04/15/31	$6,623	$6,001,559
5.30%, 04/15/36	6,890	6,638,235
Microchip Technology, Inc., 5.05%, 02/15/30	6,231	6,201,657
Micron Technology, Inc., 2.70%, 04/15/32	6,730	5,935,462
NVIDIA Corp.
2.00%, 06/15/31	11,342	9,952,224
2.85%, 04/01/30	10,160	9,504,792
3.50%, 04/01/40(a)	8,642	6,830,781
3.50%, 04/01/50(a)	15,492	10,422,220
4.50%, 06/15/31(a)	33,868	33,071,987
4.75%, 06/15/33(a)	25,308	24,514,503
4.95%, 06/15/36(a)	30,692	29,165,187
5.55%, 06/15/46	23,393	21,505,697
5.63%, 06/15/56(a)	29,157	26,182,231
NXP BV/NXP Funding LLC/NXP USA, Inc.
2.50%, 05/11/31	10,406	9,216,975
2.65%, 02/15/32	6,101	5,328,206
3.25%, 05/11/41(a)	7,535	5,465,034
3.40%, 05/01/30	11,216	10,578,152
5.00%, 01/15/33(a)	8,117	7,926,953
QUALCOMM, Inc.
1.65%, 05/20/32	6,410	5,353,533
2.15%, 05/20/30(a)	11,662	10,592,052
3.25%, 05/20/50(a)	6,500	4,143,682
4.30%, 05/20/47	10,035	7,832,562
4.50%, 05/20/52(a)	8,804	6,897,760
4.65%, 05/20/35(a)	5,593	5,337,545
4.80%, 05/20/45	12,136	10,381,855
6.00%, 05/20/53(a)	10,780	10,519,848
Texas Instruments, Inc.
1.75%, 05/04/30	6,430	5,759,727
2.25%, 09/04/29	5,702	5,309,870
3.88%, 03/15/39	6,618	5,586,061
4.15%, 05/15/48	10,449	8,160,308
4.90%, 03/14/33(a)	7,092	7,034,670
5.05%, 05/18/63(a)	12,770	10,775,092
5.15%, 02/08/54(a)	5,249	4,665,080
Xilinx, Inc., 2.38%, 06/01/30	3,490	3,178,424
		1,072,611,469
Software — 4.2%
Adobe, Inc.
2.30%, 02/01/30	16,575	15,223,569
4.95%, 04/04/34(a)	3,350	3,270,207
Autodesk, Inc., 2.40%, 12/15/31(a)	6,757	5,872,799
Cadence Design Systems, Inc.
4.30%, 09/10/29	3,803	3,741,546
4.70%, 09/10/34(a)	5,112	4,901,670
Fidelity National Information Services, Inc.
2.25%, 03/01/31(a)	7,727	6,792,592
3.10%, 03/01/41(a)	5,149	3,602,631
4.80%, 03/10/31(a)	17,850	17,480,660
5.10%, 07/15/32(a)	5,314	5,233,370
Fiserv, Inc.
2.65%, 06/01/30(a)	9,915	9,031,915
4.40%, 07/01/49	8,048	6,290,191
4.55%, 02/15/31(a)	5,376	5,190,339
4.75%, 03/15/30(a)	10,096	9,944,051
5.15%, 08/12/34(a)	8,259	7,845,752
5.25%, 08/11/35(a)	8,547	8,133,762
5.45%, 03/15/34(a)	6,112	5,938,618
Schedule of Investments
48

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Software (continued)
5.60%, 03/02/33(a)	$6,976	$6,917,513
5.63%, 08/21/33(a)	9,363	9,265,518
Intuit, Inc.
4.95%, 06/15/31	10,962	10,841,744
5.20%, 09/15/33(a)	11,315	11,168,467
5.50%, 06/15/36(a)	8,128	7,911,084
5.50%, 09/15/53(a)	9,051	7,822,864
Microsoft Corp.
2.50%, 09/15/50	16,971	9,476,201
2.53%, 06/01/50	59,691	33,569,496
2.68%, 06/01/60	29,242	15,174,779
2.92%, 03/17/52	50,203	30,194,112
3.04%, 03/17/62	13,135	7,405,547
3.45%, 08/08/36(a)	11,737	10,217,686
3.50%, 02/12/35(a)	14,605	13,149,209
3.70%, 08/08/46	11,557	8,623,221
4.10%, 02/06/37(a)	6,321	5,778,251
4.25%, 02/06/47(a)	7,899	6,402,633
4.45%, 11/03/45(a)	7,521	6,336,607
4.50%, 02/06/57(a)	6,160	4,931,716
MSCI, Inc., 5.25%, 09/01/35(a)	9,555	9,158,918
Oracle Corp.
2.88%, 03/25/31	27,642	24,211,277
2.95%, 04/01/30	26,852	24,334,155
3.60%, 04/01/40	21,379	14,814,381
3.60%, 04/01/50(a)	35,573	20,588,422
3.65%, 03/25/41	17,361	11,732,432
3.80%, 11/15/37(a)	15,165	11,540,970
3.85%, 07/15/36(a)	9,074	7,183,190
3.85%, 04/01/60	28,003	15,707,714
3.90%, 05/15/35(a)	10,346	8,446,840
3.95%, 03/25/51	25,748	15,606,656
4.00%, 07/15/46(a)	24,444	15,640,616
4.00%, 11/15/47(a)	17,464	10,936,921
4.10%, 03/25/61(a)	8,439	4,928,445
4.13%, 05/15/45	16,040	10,564,998
4.20%, 09/27/29(a)	8,407	8,080,432
4.30%, 07/08/34	13,643	11,779,509
4.38%, 05/15/55	8,955	5,637,413
4.45%, 09/26/30(a)	27,531	26,053,103
4.50%, 07/08/44	7,575	5,343,320
4.65%, 05/06/30(a)	6,204	5,969,009
4.70%, 09/27/34(a)	13,113	11,563,198
4.80%, 09/26/32(a)	21,891	20,249,390
4.90%, 02/06/33(a)	11,311	10,396,997
4.95%, 02/04/31(a)	32,887	31,518,496
5.20%, 09/26/35(a)	31,293	28,047,462
5.25%, 02/03/32(a)	11,163	10,701,772
5.35%, 05/04/33	22,943	21,597,629
5.38%, 07/15/40(a)	17,987	14,938,506
5.38%, 09/27/54(a)	12,975	9,473,868
5.50%, 08/03/35(a)	12,981	11,894,394
5.50%, 09/27/64(a)	10,928	7,866,947
5.55%, 02/06/53	18,015	13,618,070
5.70%, 02/04/36(a)	39,571	36,578,760
5.88%, 09/26/45(a)	20,540	16,933,642
5.95%, 09/26/55	28,446	22,598,797
6.00%, 08/03/55	14,010	11,241,592
6.10%, 09/26/65(a)	16,734	13,196,036
6.13%, 07/08/39(a)	12,006	10,955,374
6.13%, 08/03/65	7,902	6,245,815
Security	Par (000)	Value
Software (continued)
6.15%, 11/09/29	$6,369	$6,456,885
6.25%, 11/09/32(a)	18,995	18,922,373
6.50%, 04/15/38(a)	9,621	9,286,897
6.55%, 02/04/46	18,240	16,245,888
6.70%, 02/04/56(a)	40,471	35,547,917
6.85%, 02/04/66(a)	20,600	18,047,194
6.90%, 11/09/52(a)	20,749	18,729,477
Paychex, Inc.
5.10%, 04/15/30	7,313	7,314,867
5.35%, 04/15/32	14,897	14,882,998
5.60%, 04/15/35(a)	9,271	9,197,467
Roper Technologies, Inc.
1.75%, 02/15/31(a)	9,446	8,145,664
4.90%, 10/15/34	7,620	7,233,093
5.10%, 09/15/35(a)	9,675	9,206,699
Salesforce, Inc.
1.95%, 07/15/31(a)	13,108	11,333,988
2.70%, 07/15/41	9,534	6,339,840
2.90%, 07/15/51	16,106	9,073,871
3.05%, 07/15/61(a)	9,716	5,164,835
4.90%, 09/15/31	26,944	26,581,983
5.20%, 03/15/33	23,603	23,333,489
5.55%, 03/15/36	34,513	33,850,433
6.40%, 03/15/46(a)	11,499	11,294,081
6.55%, 03/15/56(a)	29,833	29,115,561
6.70%, 03/15/66(a)	7,374	7,233,754
ServiceNow, Inc.
1.40%, 09/01/30	12,192	10,622,037
5.40%, 05/15/36	11,994	11,755,489
6.30%, 05/15/56	5,689	5,631,044
Synopsys, Inc.
4.85%, 04/01/30	14,169	14,083,153
5.00%, 04/01/32	9,120	9,008,265
5.15%, 04/01/35(a)	18,312	17,772,931
5.70%, 04/01/55	17,085	15,795,252
VMware LLC
2.20%, 08/15/31(a)	11,903	10,310,758
4.70%, 05/15/30	8,706	8,576,348
Workday, Inc., 3.80%, 04/01/32(a)	9,104	8,453,662
		1,356,103,979
Telecommunications — 5.8%
AT&T, Inc.
2.25%, 02/01/32(a)	18,081	15,556,684
2.55%, 12/01/33	27,622	22,805,353
2.75%, 06/01/31	29,516	26,615,044
3.30%, 02/01/52(a)	8,594	5,097,890
3.50%, 06/01/41	23,260	17,230,922
3.50%, 09/15/53	60,449	36,842,039
3.55%, 09/15/55	59,120	35,713,328
3.65%, 06/01/51(a)	24,441	15,678,877
3.65%, 09/15/59(a)	52,687	31,704,898
3.80%, 12/01/57(a)	48,580	30,475,317
3.85%, 06/01/60	14,156	8,859,991
4.30%, 02/15/30(a)	19,393	18,984,836
4.30%, 12/15/42(a)	9,479	7,487,379
4.35%, 06/15/45	6,321	4,827,796
4.40%, 04/30/31(a)	13,088	12,728,821
4.50%, 05/15/35(a)	19,734	18,124,619
4.50%, 03/09/48	12,317	9,378,866
4.55%, 11/01/32	10,893	10,460,227
4.55%, 03/09/49	7,882	5,971,618
49
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
4.70%, 08/15/30(a)	$6,085	$6,013,507
4.75%, 05/15/46	13,997	11,207,452
4.85%, 03/01/39(a)	5,758	5,149,218
4.90%, 11/01/35(a)	11,548	10,899,901
5.13%, 04/30/36	9,282	8,843,160
5.25%, 10/30/36(a)	10,569	10,106,049
5.25%, 03/01/37	8,521	8,110,585
5.38%, 08/15/35(a)	10,371	10,129,364
5.40%, 02/15/34	23,798	23,633,558
5.55%, 11/01/45	9,581	8,519,636
5.65%, 02/15/47(a)	6,581	5,988,905
5.70%, 11/01/54	12,351	10,805,742
5.85%, 04/30/46	11,303	10,397,054
6.00%, 04/30/56(a)	13,374	12,185,827
6.05%, 08/15/56	9,991	9,172,944
6.20%, 10/30/56(a)	16,505	15,464,315
6.30%, 10/30/66(a)	8,795	8,199,322
Bell Telephone Co. of Canada or Bell Canada
4.46%, 04/01/48(a)	4,268	3,416,238
5.10%, 05/11/33(a)	6,081	5,957,427
5.55%, 02/15/54(a)	7,421	6,734,356
British Telecommunications Ltd., 9.63%, 12/15/30	25,261	29,463,428
Cisco Systems, Inc.
4.75%, 02/24/30	6,625	6,618,309
4.95%, 02/26/31	20,755	20,818,909
4.95%, 02/24/32	9,635	9,595,575
5.05%, 02/26/34	20,782	20,516,331
5.10%, 02/24/35	16,245	15,997,517
5.30%, 02/26/54(a)	18,376	16,494,797
5.35%, 02/26/64	7,261	6,423,415
5.50%, 01/15/40	15,095	14,865,468
5.50%, 02/24/55(a)	6,705	6,237,869
5.90%, 02/15/39	15,791	16,195,218
Corning, Inc.
4.38%, 11/15/57	6,575	4,933,568
5.45%, 11/15/79	8,012	6,884,891
Deutsche Telekom International Finance BV, 8.25%, 06/15/30	31,986	35,412,545
Motorola Solutions, Inc.
2.30%, 11/15/30(a)	5,162	4,612,056
2.75%, 05/24/31	8,347	7,509,911
5.40%, 04/15/34	9,250	9,154,930
5.55%, 08/15/35(a)	8,735	8,696,266
Orange SA
5.38%, 01/13/42(a)	8,649	8,113,918
5.50%, 02/06/44	6,509	6,130,913
9.00%, 03/01/31	21,027	24,155,326
Rogers Communications, Inc.
3.80%, 03/15/32	13,946	12,815,402
4.50%, 03/15/42	5,292	4,350,470
4.55%, 03/15/52(a)	15,699	11,853,761
5.00%, 03/15/44(a)	6,291	5,404,910
5.30%, 02/15/34(a)	11,391	11,028,299
Sprint Capital Corp., 8.75%, 03/15/32	15,839	18,363,794
Telefonica Emisiones SA
4.90%, 03/06/48	8,321	6,762,693
5.21%, 03/08/47	21,480	18,313,513
5.52%, 03/01/49(a)	8,726	7,717,513
7.05%, 06/20/36(a)	16,402	17,650,015
Telefonica Europe BV, 8.25%, 09/15/30	13,526	14,972,023
Security	Par (000)	Value
Telecommunications (continued)
T-Mobile USA, Inc.
2.25%, 11/15/31	$9,536	$8,264,388
2.55%, 02/15/31	21,831	19,596,455
2.70%, 03/15/32	7,837	6,883,786
2.88%, 02/15/31	12,877	11,707,356
3.00%, 02/15/41	19,826	14,007,224
3.30%, 02/15/51	25,085	15,461,039
3.40%, 10/15/52(a)	21,929	13,516,419
3.50%, 04/15/31	16,615	15,474,525
3.60%, 11/15/60	13,512	8,172,964
3.88%, 04/15/30(a)	57,186	54,967,166
4.38%, 04/15/40(a)	15,226	12,857,584
4.50%, 04/15/50(a)	24,351	18,571,086
4.63%, 01/15/33	7,730	7,411,645
4.70%, 01/15/35(a)	9,287	8,707,655
4.95%, 11/15/35	8,098	7,703,238
5.00%, 02/15/36(a)	9,113	8,652,145
5.05%, 07/15/33	18,594	18,197,100
5.13%, 05/15/32	10,716	10,645,369
5.15%, 04/15/34	9,273	9,070,838
5.20%, 01/15/33(a)	7,849	7,791,443
5.25%, 06/15/55(a)	6,837	5,715,518
5.30%, 05/15/35	9,170	8,968,244
5.50%, 01/15/55	5,887	5,119,528
5.65%, 01/15/53	12,916	11,520,958
5.70%, 01/15/56(a)	7,714	6,899,190
5.75%, 01/15/34	9,680	9,810,171
5.75%, 01/15/54(a)	10,098	9,114,319
5.80%, 09/15/62(a)	4,697	4,176,286
5.85%, 02/15/56(a)	6,510	5,936,142
5.88%, 11/15/55	9,758	8,933,387
6.00%, 06/15/54(a)	9,270	8,652,433
Verizon Communications, Inc.
1.50%, 09/18/30(a)	8,077	7,061,961
1.68%, 10/30/30	6,346	5,558,913
1.75%, 01/20/31(a)	11,706	10,215,590
2.36%, 03/15/32(a)	31,782	27,493,486
2.55%, 03/21/31(a)	23,091	20,775,622
2.65%, 11/20/40(a)	24,592	16,846,378
2.85%, 09/03/41	9,056	6,197,453
2.88%, 11/20/50(a)	22,250	12,847,626
2.99%, 10/30/56	29,648	16,399,619
3.00%, 11/20/60(a)	15,197	8,286,648
3.15%, 03/22/30	10,804	10,172,600
3.40%, 03/22/41	31,798	23,655,604
3.55%, 03/22/51	34,377	22,704,970
3.70%, 03/22/61(a)	30,419	19,498,743
3.88%, 03/01/52(a)	6,383	4,436,302
4.00%, 03/22/50	9,610	6,984,984
4.02%, 12/03/29	30,872	30,080,661
4.13%, 08/15/46	8,364	6,311,718
4.27%, 01/15/36(a)	8,741	7,818,618
4.40%, 11/01/34	14,864	13,778,064
4.50%, 08/10/33	16,533	15,684,515
4.52%, 09/15/48	9,728	7,636,233
4.75%, 01/15/33(a)	13,636	13,191,426
4.78%, 02/15/35	16,478	15,565,766
4.81%, 03/15/39	11,778	10,590,941
4.86%, 08/21/46	19,642	16,393,533
5.00%, 01/15/36(a)	15,927	15,097,167
5.01%, 08/21/54	6,412	5,267,870
Schedule of Investments
50

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
5.05%, 05/09/33(a)	$4,441	$4,385,716
5.25%, 04/02/35(a)	15,755	15,359,312
5.25%, 03/16/37(a)	9,555	9,154,373
5.40%, 07/02/37	20,423	19,724,182
5.50%, 02/23/54(a)	7,526	6,713,504
5.75%, 11/30/45	12,053	11,241,373
5.88%, 11/30/55(a)	26,344	24,266,438
6.00%, 11/30/65	15,149	13,905,708
6.55%, 09/15/43	7,338	7,605,586
Vodafone Group PLC
4.25%, 09/17/50	5,430	3,997,504
4.80%, 06/18/31	10,256	10,075,552
4.88%, 06/19/49(a)	8,855	7,242,527
5.25%, 05/30/48	10,686	9,290,420
5.35%, 06/18/36	10,082	9,775,711
5.75%, 06/28/54(a)	15,227	13,848,960
5.88%, 06/28/64(a)	7,303	6,608,803
6.10%, 06/18/56	13,838	13,117,152
6.15%, 02/27/37(a)	9,594	9,881,853
		1,868,795,904
Toys, Games & Hobbies — 0.0%
Hasbro, Inc., 3.90%, 11/19/29	4,169	4,029,375
Transportation — 1.4%
Burlington Northern Santa Fe LLC
3.30%, 09/15/51	6,130	3,992,394
3.55%, 02/15/50	7,881	5,472,699
3.90%, 08/01/46	6,136	4,656,115
4.05%, 06/15/48	5,911	4,536,336
4.13%, 06/15/47	7,412	5,788,304
4.15%, 04/01/45	8,126	6,508,405
4.15%, 12/15/48(a)	7,959	6,176,826
4.45%, 03/15/43	7,218	6,181,734
4.45%, 01/15/53(a)	7,415	5,898,524
4.55%, 09/01/44	7,760	6,599,750
4.90%, 04/01/44	8,839	7,902,676
5.20%, 04/15/54(a)	12,146	10,814,049
5.50%, 03/15/55(a)	8,799	8,155,772
5.55%, 03/15/56(a)	8,408	7,872,252
5.75%, 05/01/40(a)	4,518	4,576,640
5.80%, 03/15/56(a)	8,024	7,773,650
Canadian National Railway Co.
3.85%, 08/05/32	6,630	6,243,099
4.38%, 09/18/34(a)	4,774	4,527,680
Canadian Pacific Railway Co.
2.45%, 12/02/31	9,490	8,340,031
3.00%, 12/02/41	9,052	6,462,461
3.10%, 12/02/51	14,484	9,040,739
6.13%, 09/15/2115(a)	7,173	7,067,604
CSX Corp.
3.80%, 11/01/46	6,464	4,816,323
4.10%, 11/15/32(a)	6,326	6,028,044
4.10%, 03/15/44	5,675	4,556,232
4.30%, 03/01/48	6,325	5,025,164
4.50%, 11/15/52(a)	7,387	5,933,278
5.05%, 06/15/35(a)	9,601	9,400,126
Fedex Freight Holding Co., Inc.
4.65%, 03/15/31(c)	6,746	6,558,263
5.25%, 03/15/36(c)	7,757	7,346,434
Norfolk Southern Corp.
3.05%, 05/15/50	6,743	4,211,391
Security	Par (000)	Value
Transportation (continued)
3.16%, 05/15/55(a)	$6,396	$3,899,608
4.55%, 06/01/53	7,208	5,752,579
5.35%, 08/01/54(a)	7,772	7,000,038
Union Pacific Corp.
2.38%, 05/20/31	11,240	10,054,684
2.40%, 02/05/30	4,955	4,580,984
2.80%, 02/14/32	14,317	12,859,436
2.95%, 03/10/52	7,482	4,517,331
2.97%, 09/16/62	8,470	4,662,987
3.20%, 05/20/41	4,728	3,566,480
3.25%, 02/05/50	12,692	8,326,404
3.50%, 02/14/53	11,591	7,785,551
3.75%, 02/05/70(a)	5,796	3,747,967
3.80%, 10/01/51	8,133	5,802,595
3.80%, 04/06/71	6,859	4,457,438
3.84%, 03/20/60(a)	13,405	9,153,055
4.50%, 01/20/33(a)	9,162	8,938,483
5.10%, 02/20/35(a)	9,313	9,249,245
5.60%, 12/01/54(a)	8,279	7,824,230
United Parcel Service, Inc.
3.75%, 11/15/47	9,442	6,862,320
4.25%, 03/15/49	6,693	5,211,965
4.45%, 04/01/30(a)	6,944	6,875,266
4.85%, 08/15/31	5,225	5,205,567
4.88%, 03/03/33(a)	10,318	10,284,297
5.05%, 03/03/53(a)	8,057	6,966,840
5.15%, 05/22/34(a)	9,349	9,362,648
5.25%, 05/14/35(a)	9,050	9,054,980
5.30%, 04/01/50	9,969	9,060,777
5.50%, 05/22/54(a)	9,093	8,396,628
5.95%, 05/14/55(a)	9,461	9,284,303
6.05%, 05/14/65(a)	11,376	11,144,276
6.20%, 01/15/38(a)	9,585	10,134,656
Walmart, Inc., 1.80%, 09/22/31(a)	10,840	9,452,012
		437,938,625
Trucking & Leasing — 0.0%
GATX Corp., 6.05%, 06/05/54(a)	7,103	6,874,280
Water — 0.1%
American Water Capital Corp.
3.75%, 09/01/47(a)	5,150	3,739,627
4.45%, 06/01/32(a)	7,398	7,182,555
5.25%, 03/01/35(a)	5,119	5,064,397
5.70%, 09/01/55	6,195	5,835,356
6.59%, 10/15/37	8,238	8,919,584
		30,741,519
Total Long-Term Investments — 97.5% (Cost: $34,550,259,682)		31,461,052,222
	Shares
Short-Term Securities
Money Market Funds — 10.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.84%(d)(e)(f)	3,106,400,086	3,107,332,006
51
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
August 31, 2026
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.65%(d)(e)	330,340,000	$330,340,000
Total Short-Term Securities — 10.7% (Cost: $3,436,698,739)		3,437,672,006
Total Investments — 108.2% (Cost: $37,986,958,421)		34,898,724,228
Liabilities in Excess of Other Assets — (8.2)%		(2,643,522,233)
Net Assets — 100.0%		$32,255,201,995

(a)	All or a portion of this security is on loan.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended August 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 02/28/26	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/26	Shares Held at 08/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Insti- tutional, SL Agency Shares	$2,658,559,547	$449,349,404 (a)	$—	$(284,646)	$(292,299)	$3,107,332,006	3,106,400,086	$3,506,797 (b)	$—
BlackRock Cash Funds: Trea- sury, SL Agency Shares	367,690,000	—	(37,350,000)(a)	—	—	330,340,000	330,340,000	6,460,741	—
				$(284,646)	$(292,299)	$3,437,672,006		$9,967,538	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$31,461,052,222	$—	$31,461,052,222
Short-Term Securities
Money Market Funds	3,437,672,006	—	—	3,437,672,006
	$3,437,672,006	$31,461,052,222	$—	$34,898,724,228
See notes to financial statements.
Schedule of Investments
52

Statements of Assets and Liabilities (unaudited)
August 31, 2026

	iShares iBoxx $ High Yield Corporate Bond ETF	iShares iBoxx $ Investment Grade Corporate Bond ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$15,396,755,823	$31,461,052,222
Investments, at value—affiliated(c)	2,310,619,516	3,437,672,006
Cash	1,820,582	2,290,090
Foreign currency, at value(d)	59,389	—
Receivables:
Investments sold	44,014,864	178,391,812
Securities lending income—affiliated	917,557	752,761
Loans	273,076	—
Capital shares sold	2,484,352	2,126,873
Dividends—affiliated	371,267	1,016,987
Interest—unaffiliated	270,553,413	435,091,971
Total assets	18,027,869,839	35,518,394,722
LIABILITIES
Collateral on securities loaned, at value	2,096,251,533	3,106,499,213
Payables:
Investments purchased	92,201,878	152,610,510
Capital shares redeemed	4,470,917	320,792
Investment advisory fees	7,204,975	3,762,212
Total liabilities	2,200,129,303	3,263,192,727
Commitments and contingent liabilities
NET ASSETS	$15,827,740,536	$32,255,201,995
NET ASSETS CONSIST OF
Paid-in capital	$18,642,341,083	$38,587,960,641
Accumulated loss	(2,814,600,547)	(6,332,758,646)
NET ASSETS	$15,827,740,536	$32,255,201,995
NET ASSET VALUE
Shares outstanding	198,700,000	303,900,000
Net asset value	$79.66	$106.14
Shares authorized	Unlimited	Unlimited
Par value	None	None
(a) Investments, at cost—unaffiliated	$16,056,531,187	$34,550,259,682
(b) Securities loaned, at value	$2,007,712,177	$2,985,470,775
(c) Investments, at cost—affiliated	$2,309,585,946	$3,436,698,739
(d) Foreign currency, at cost	$59,448	$—
See notes to financial statements.
53
2026 iShares Semi-Annual Financial Statements and Additional Information

Statements of Operations (unaudited)
Six Months Ended August 31, 2026

	iShares iBoxx $ High Yield Corporate Bond ETF	iShares iBoxx $ Investment Grade Corporate Bond ETF
INVESTMENT INCOME
Dividends—affiliated	$2,038,333	$6,460,741
Interest—unaffiliated	513,576,542	758,837,528
Securities lending income—affiliated—net	5,077,777	3,506,797
Payment-in-kind interest—unaffiliated	4,918,362	—
Total investment income	525,611,014	768,805,066
EXPENSES
Investment advisory	41,132,747	21,607,649
Litigation fees	37,693	—
Total expenses	41,170,440	21,607,649
Net investment income	484,440,574	747,197,417
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	(46,542,022)	(347,841,626)
Investments—affiliated	(7,442)	(284,646)
Foreign currency transactions	(3)	—
In-kind redemptions—unaffiliated(a)	9,135,055	(280,232,439)
	(37,414,412)	(628,358,711)
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated	(152,559,963)	(1,099,373,851)
Investments—affiliated	(491,266)	(292,299)
Foreign currency translations	(965)	—
	(153,052,194)	(1,099,666,150)
Net realized and unrealized loss	(190,466,606)	(1,728,024,861)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$293,973,968	$(980,827,444)
(a) See Note 2 of the Notes to Financial Statements.
See notes to financial statements.
Statements of Operations
54

Statements of Changes in Net Assets

	iShares iBoxx $ High Yield Corporate Bond ETF		iShares iBoxx $ Investment Grade Corporate Bond ETF
	Six Months Ended 08/31/26 (unaudited)	Year Ended 02/28/26	Six Months Ended 08/31/26 (unaudited)	Year Ended 02/28/26
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$484,440,574	$998,337,172	$747,197,417	$1,350,261,350
Net realized loss	(37,414,412)	(16,756,302)	(628,358,711)	(472,248,371)
Net change in unrealized appreciation (depreciation)	(153,052,194)	145,435,725	(1,099,666,150)	981,882,416
Net increase (decrease) in net assets resulting from operations	293,973,968	1,127,016,595	(980,827,444)	1,859,895,395
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(495,637,811)(b)	(1,010,010,897)	(727,977,948)(b)	(1,357,340,480)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(644,879,877)	1,300,624,326	1,831,373,056	1,088,165,850
NET ASSETS
Total increase (decrease) in net assets	(846,543,720)	1,417,630,024	122,567,664	1,590,720,765
Beginning of period	16,674,284,256	15,256,654,232	32,132,634,331	30,541,913,566
End of period	$15,827,740,536	$16,674,284,256	$32,255,201,995	$32,132,634,331

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
55
2026 iShares Semi-Annual Financial Statements and Additional Information

Financial Highlights
(For a share outstanding throughout each period)

	iShares iBoxx $ High Yield Corporate Bond ETF
	Six Months Ended 08/31/26 (unaudited)	Year Ended 02/28/26	Year Ended 02/28/25	Year Ended 02/29/24	Year Ended 02/28/23	Year Ended 02/28/22
Net asset value, beginning of period	$80.63	$79.92	$77.18	$74.51	$83.47	$86.84
Net investment income(a)	2.32	4.59	4.59	4.40	3.88	3.06
Net realized and unrealized gain (loss)(b)	(0.93)	0.77	2.85	2.73	(8.87)	(2.95)
Net increase (decrease) from investment operations	1.39	5.36	7.44	7.13	(4.99)	0.11
Distributions from net investment income(c)	(2.36)(d)	(4.65)	(4.70)	(4.46)	(3.97)	(3.48)
Net asset value, end of period	$79.66	$80.63	$79.92	$77.18	$74.51	$83.47
Total Return(e)
Based on net asset value	1.75%(f)(g)	6.92%(h)	9.96%	9.96%	(5.99)%	0.11%
Ratios to Average Net Assets(i)
Total expenses	0.49%(j)	0.49%	0.49%	0.49%	0.49%	0.48%
Net investment income	5.77%(j)	5.73%	5.86%	5.87%	5.10%	3.52%
Supplemental Data
Net assets, end of period (000)	$15,827,741	$16,674,284	$15,256,654	$16,000,300	$12,703,212	$16,669,774
Portfolio turnover rate(k)	11%	22%	14%	11%	31%	19%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e) Where applicable, assumes the reinvestment of distributions.
(f) The NAV per share and total return performance based on NAV presented herein are different than the information previously published on August 31, 2026 due to certain adjustments made for financial reporting purposes.

(g) Not annualized.
(h) Includes payment received from a settlement of litigation which impacted the Fund's total return, Excluding the payment from a settlement of litigation, the Fund's total return would have been 6.90%

(i) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(j) Annualized.
(k) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
56

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares iBoxx $ Investment Grade Corporate Bond ETF
	Six Months Ended 08/31/26 (unaudited)	Year Ended 02/28/26	Year Ended 02/28/25	Year Ended 02/29/24	Year Ended 02/28/23	Year Ended 02/28/22
Net asset value, beginning of period	$111.73	$109.47	$107.64	$105.81	$124.51	$132.40
Net investment income(a)	2.54	4.93	4.78	4.42	3.73	2.92
Net realized and unrealized gain (loss)(b)	(5.62)	2.29	1.80	1.88	(18.85)	(7.79)
Net increase (decrease) from investment operations	(3.08)	7.22	6.58	6.30	(15.12)	(4.87)
Distributions from net investment income(c)	(2.51)(d)	(4.96)	(4.75)	(4.47)	(3.58)	(3.02)
Net asset value, end of period	$106.14	$111.73	$109.47	$107.64	$105.81	$124.51
Total Return(e)
Based on net asset value	(2.75)%(f)	6.74%	6.25%	6.09%	(12.23)%	(3.76)%
Ratios to Average Net Assets(g)
Total expenses	0.13%(h)	0.14%	0.14%	0.14%	0.14%	0.14%
Net investment income	4.66%(h)	4.50%	4.40%	4.15%	3.40%	2.21%
Supplemental Data
Net assets, end of period (000)	$32,255,202	$32,132,634	$30,541,914	$32,917,299	$33,351,880	$35,822,432
Portfolio turnover rate(i)	14%	16%	19%	17%	27%	14%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
57
2026 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited)
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
iShares ETF	Diversification Classification
iBoxx $ High Yield Corporate Bond	Diversified
iBoxx $ Investment Grade Corporate Bond	Diversified
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest are recognized daily on an accrual basis.
Foreign Currency Translation: Each Fund's books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Cash: The Funds may maintain cash at their custodian, which at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting: The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each Fund’s financial statements.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment  Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date.  U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund
Notes to Financial Statements
58

Notes to Financial Statements (unaudited) (continued)
has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds' investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
• Equity investments (except ETF options, equity index options or those that are customized) traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation or last available bid (long positions) or ask (short positions) price.
• Fixed-income investments and certain derivative instruments for which market quotations are readily available are generally valued using the last available bid price (including evaluated prices) provided by independent dealers or third-party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third-party pricing service. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots of securities in certain asset classes may trade at lower prices than institutional round lots, and the value ultimately realized when the securities are sold could differ from the prices used by a fund. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BFA determines such method does not represent fair value.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).  The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair  Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
• Level  2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Floating Rate Loan Interests: Floating rate loan interests are typically issued to companies (the “borrower”) by banks, other financial institutions, or privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged or in bankruptcy proceedings. In addition, transactions in floating rate loan interests may settle on a delayed basis, which may result in proceeds from the sale not being readily available for a fund to make additional investments or meet its redemption obligations. Floating rate loan interests may include
59
2026 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. Since the rates reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the NAV of a fund to the extent that it invests in floating rate loan interests. The base lending rates are generally the lending rate offered by one or more European banks, such as the Secured Overnight Financing Rate (“SOFR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. These investments are treated as investments in debt securities for purposes of a fund’s investment policies.
When a fund purchases a floating rate loan interest, it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, a fund may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by a fund upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. A fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.
Floating rate loan interests are usually freely callable at the borrower’s option. A fund may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in a fund having a contractual relationship only with the lender, not with the borrower. A fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, a fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower. A fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a fund assumes the credit risk of both the borrower and the lender that is selling the Participation. A fund’s investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the Participation, a fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in a fund having a direct contractual relationship with the borrower, and a fund may enforce compliance by the borrower with the terms of the loan agreement.
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions.  The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. Government.  The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities.  The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day.  During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments.  The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
Notes to Financial Statements
60

Notes to Financial Statements (unaudited) (continued)
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
iBoxx $ High Yield Corporate Bond
Barclays Bank PLC	$329,104,246	$(329,104,246)	$—	$—
Barclays Capital, Inc.	72,934,161	(72,934,161)	—	—
BMO Capital Markets Corp.	952,549	(952,549)	—	—
BNP Paribas SA	201,123,576	(201,123,576)	—	—
BofA Securities, Inc.	32,795,903	(32,795,903)	—	—
Citadel Clearing LLC	25,353,750	(25,353,750)	—	—
Citigroup Global Markets, Inc.	128,686,120	(128,686,120)	—	—
Deutsche Bank Securities, Inc.	261,104,877	(261,104,877)	—	—
Goldman Sachs & Co. LLC	134,507,633	(134,507,633)	—	—
GOLDMAN SACHS INTERNATIONAL	4,475,717	(4,475,717)	—	—
J.P. Morgan Securities LLC	127,316,578	(127,316,578)	—	—
Jefferies LLC	14,603,979	(14,603,979)	—	—
Mitsubishi UFJ Securities Holdings Co., Ltd.	10,508,166	(10,508,166)	—	—
Morgan Stanley	38,624,520	(38,624,520)	—	—
National Bank of Canada	32,202,315	(32,202,315)	—	—
National Financial Services LLC	248,053	(248,053)	—	—
Nomura Securities International, Inc.	31,921,580	(31,921,580)	—	—
Pershing LLC	19,053,277	(19,053,277)	—	—
RBC Capital Markets LLC	258,335,003	(258,335,003)	—	—
Scotia Capital (USA), Inc.	80,342,259	(80,342,259)	—	—
Scotia Capital, Inc.	21,957,261	(21,957,261)	—	—
State Street Bank & Trust Co.	60,451,617	(60,451,617)	—	—
TD Securities (USA) LLC – Cowen	12,678,756	(12,678,756)	—	—
UBS AG	142,866	(142,866)	—	—
UBS Securities LLC	1,182,998	(1,182,998)	—	—
Wells Fargo Bank N.A.	37,371,964	(37,371,964)	—	—
Wells Fargo Securities LLC	69,732,453	(69,732,453)	—	—
	$2,007,712,177	$(2,007,712,177)	$—	$—
iBoxx $ Investment Grade Corporate Bond
Barclays Bank PLC	$865,500,376	$(865,500,376)	$—	$—
Barclays Capital, Inc.	72,786,475	(72,786,475)	—	—
BMO Capital Markets Corp.	338,531	(338,531)	—	—
BNP Paribas SA	222,363,481	(222,363,481)	—	—
BofA Securities, Inc.	57,432,262	(57,432,262)	—	—
Citadel Clearing LLC	5,521,047	(5,521,047)	—	—
Citigroup Global Markets, Inc.	87,294,807	(87,294,807)	—	—
Deutsche Bank Securities, Inc.	110,567,866	(110,567,866)	—	—
Goldman Sachs & Co. LLC	658,850,528	(658,850,528)	—	—
HSBC Securities (USA), Inc.	15,313,138	(15,313,138)	—	—
J.P. Morgan Securities LLC	317,303,778	(317,303,778)	—	—
Jefferies LLC	806,329	(806,329)	—	—
Mitsubishi UFJ Securities Holdings Co., Ltd.	42,807,849	(42,807,849)	—	—
Morgan Stanley	75,205,172	(75,205,172)	—	—
National Bank of Canada	75,759,098	(75,759,098)	—	—
Nomura Securities International, Inc.	22,797,502	(22,797,502)	—	—
Pershing LLC	65,374,826	(65,374,826)	—	—
RBC Capital Markets LLC	151,123,893	(151,123,893)	—	—
Santander US Capital Markets LLC	1,467,371	(1,467,371)	—	—
Scotia Capital (USA), Inc.	19,185,232	(19,185,232)	—	—
Scotia Capital, Inc.	1,478,133	(1,478,133)	—	—
State Street Bank & Trust Co.	3,136,396	(3,136,396)	—	—
TD Securities (USA) LLC – Cowen	8,364,946	(8,364,946)	—	—
UBS AG	5,575,043	(5,575,043)	—	—
UBS Securities LLC	20,192,112	(20,192,112)	—	—
Wells Fargo Bank N.A.	11,840,898	(11,840,898)	—	—
Wells Fargo Securities LLC	67,083,686	(67,083,686)	—	—
	$2,985,470,775	$(2,985,470,775)	$—	$—
61
2026 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s
Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.'s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets.  BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to the iShares iBoxx $ High Yield Corporate Bond ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:
Aggregate Average Daily Net Assets	Investment Advisory Fees
First $19 billion	0.5000%
Over $19 billion, up to and including $33 billion	0.475000
Over $33 billion, up to and including $47 billion	0.451250
Over $47 billion	0.428687
For its investment advisory services to the iShares iBoxx $ Investment Grade Corporate Bond ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:
Aggregate Average Daily Net Assets	Investment Advisory Fees
First $121 billion	0.1500%
Over $121 billion, up to and including $181 billion	0.142500
Over $181 billion, up to and including $231 billion	0.135375
Over $231 billion, up to and including $281 billion	0.128606
Over $281 billion	0.122175
Distributor: BlackRock Investments, LLC ("BRIL"), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Securities Lending: The U.S. Securities and Exchange Commission ("SEC") has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. ("BTC"), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions.  As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Notes to Financial Statements
62

Notes to Financial Statements (unaudited) (continued)
Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended August 31, 2026, the Funds paid BTC the following amounts for securities lending agent services:
iShares ETF	Amounts
iBoxx $ High Yield Corporate Bond	$1,530,238
iBoxx $ Investment Grade Corporate Bond	1,292,875
Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate.  The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
6. PURCHASES AND SALES
For the six months ended August 31, 2026, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
iShares ETF	Purchases	Sales
iBoxx $ High Yield Corporate Bond	$1,865,300,596	$1,817,210,055
iBoxx $ Investment Grade Corporate Bond	3,868,426,815	3,725,873,503
For the six months ended August 31, 2026, in-kind transactions were as follows:
iShares ETF	In-kind Purchases	In-kind Sales
iBoxx $ High Yield Corporate Bond	$20,660,693,736	$21,402,991,418
iBoxx $ Investment Grade Corporate Bond	46,764,217,320	45,020,663,581
7. INCOME TAX INFORMATION
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes.  It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of August 31, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
As of February 28, 2026, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:
iShares ETF	Non-Expiring Capital Loss Carryforwards(a)
iBoxx $ High Yield Corporate Bond	$(2,134,493,277)
iBoxx $ Investment Grade Corporate Bond	(2,738,973,908)

(a)	Amounts available to offset future realized capital gains.
63
2026 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
As of August 31, 2026, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
iBoxx $ High Yield Corporate Bond	$18,420,852,047	$69,933,057	$(783,409,765)	$(713,476,708)
iBoxx $ Investment Grade Corporate Bond	37,996,986,125	10,149,343	(3,108,411,240)	(3,098,261,897)
8. PRINCIPAL RISKS
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations.  Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Funds are not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. A Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore each Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by each Fund, and each Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries
Notes to Financial Statements
64

Notes to Financial Statements (unaudited) (continued)
deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Certain Funds invest a significant portion of their assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.
The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates during a period of historically low interest rates. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Funds’ performance.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
9. CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
	Six Months Ended 08/31/26		Year Ended 02/28/26
iShares ETF	Shares	Amount	Shares	Amount
iBoxx $ High Yield Corporate Bond
Shares sold	266,400,000	$21,242,042,683	439,500,000	$35,032,189,560
Shares redeemed	(274,500,000)	(21,886,922,560)	(423,600,000)	(33,731,565,234)
	(8,100,000)	$(644,879,877)	15,900,000	$1,300,624,326
iBoxx $ Investment Grade Corporate Bond
Shares sold	441,700,000	$47,860,936,098	564,700,000	$61,963,984,991
Shares redeemed	(425,400,000)	(46,029,563,042)	(556,100,000)	(60,875,819,141)
	16,300,000	$1,831,373,056	8,600,000	$1,088,165,850
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash.  Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars.  Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash.  Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, each Funds’ custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
10. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the  financial statements.
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2026 iShares Semi-Annual Financial Statements and Additional Information

Additional Information
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
 • Go to icsdelivery.com.
 • If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Company’s policies and procedures with respect to the disclosure of each Fund’s portfolio securities is available in the Fund Prospectus. Each Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com.
Additional Information
66

Board Review and Approval of Investment Advisory Contract
iShares iBoxx $ High Yield Corporate Bond ETF (the “Fund”)
 Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess the services of BFA and its affiliates to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 11, 2026 and May 21, 2026, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 10-11, 2026, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.
The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were higher than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. The Board also considered the tradability, liquidity and developed capital markets ecosystem associated with the Fund in relation to comparison funds in the Fund’s Peer Group that do not have similar attributes. In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2025, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and platform and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the ETF business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding the investment performance of iShares funds, investment and risk management processes and
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Board Review and Approval of Investment Advisory Contract (continued)
strategies provided at the May 11, 2026 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business and ETF platform.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology (including refinements to the methodology from prior years) and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the ETF business by BFA and its affiliates, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders to further improve product quality, enhance and strengthen the ETF ecosystem and the ETF platform and to pursue continual advancement of the overall investor experience. With respect to applicable funds, the 15(c) Committee and the Board reviewed information with respect to management fees having been set at levels that anticipate scale over time. In addition, the 15(c) Committee and the Board reviewed information with respect to certain benefits to iShares funds’ shareholders as a result of BlackRock’s overall size and global platform. The Board noted that the Advisory Agreement for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board reviewed all of the breakpoint arrangements and noted that the Board would continue to assess the appropriateness of adding new or revised breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.
The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), and payment of advisory
Board Review and Approval of Investment Advisory Contract
68

Board Review and Approval of Investment Advisory Contract (continued)
fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services. The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Solutions Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board further noted that certain index providers pay a fee or reimburse a portion of the costs of BFA and/or its affiliates of certain co-marketing activities that promote products and strategic initiatives that incorporate the index providers’ logos and branding. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board also considered other indirect and intangible benefits to BlackRock as a result of its advisory relationships with the Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.
The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
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Board Review and Approval of Investment Advisory Contract (continued)
iShares iBoxx $ Investment Grade Corporate Bond ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess the services of BFA and its affiliates to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 11, 2026 and May 21, 2026, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 10-11, 2026, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.
The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. The Board also considered the tradability, liquidity and developed capital markets ecosystem associated with the Fund in relation to comparison funds in the Fund’s Peer Group that do not have similar attributes. In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2025, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and platform and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the ETF business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding the investment performance of iShares funds, investment and risk management processes and
Board Review and Approval of Investment Advisory Contract
70

Board Review and Approval of Investment Advisory Contract (continued)
strategies provided at the May 11, 2026 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business and ETF platform.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology (including refinements to the methodology from prior years) and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the ETF business by BFA and its affiliates, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders to further improve product quality, enhance and strengthen the ETF ecosystem and the ETF platform and to pursue continual advancement of the overall investor experience. With respect to applicable funds, the 15(c) Committee and the Board reviewed information with respect to management fees having been set at levels that anticipate scale over time. In addition, the 15(c) Committee and the Board reviewed information with respect to certain benefits to iShares funds’ shareholders as a result of BlackRock’s overall size and global platform. The Board noted that the Advisory Agreement for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board reviewed all of the breakpoint arrangements and noted that the Board would continue to assess the appropriateness of adding new or revised breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.
The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), and payment of advisory
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Board Review and Approval of Investment Advisory Contract (continued)
fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services. The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Solutions Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board further noted that certain index providers pay a fee or reimburse a portion of the costs of BFA and/or its affiliates of certain co-marketing activities that promote products and strategic initiatives that incorporate the index providers’ logos and branding. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board also considered other indirect and intangible benefits to BlackRock as a result of its advisory relationships with the Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.
The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
Board Review and Approval of Investment Advisory Contract
72

Glossary of Terms Used in these Financial Statements

Portfolio Abbreviation
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
NVS	Non-Voting Shares
PIK	Payment-in-kind
SOFR	Secured Overnight Financing Rate
73
2026 iShares Semi-Annual Financial Statements and Additional Information

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This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Markit Indices Limited, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

Item 8 –	Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7

Item 9 –	Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 –	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 –	Statement Regarding Basis for Approval of Investment Advisory Contract – See Item 7

Item 12 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 13 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 14 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 16 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 18 –	Recovery of Erroneously Awarded Compensation – Not Applicable

Item 19 –	Exhibits attached hereto

(a)(1) Code of Ethics – Not Applicable to this semi-annual report

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable

(a)(3) Section 302 Certifications are attached

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(5) Change in registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Jessica Tan
Jessica Tan
President (principal executive officer) of iShares Trust

Date: October 21, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jessica Tan
Jessica Tan
President (principal executive officer) of iShares Trust

Date: October 21, 2026

By:	/s/ Trent Walker
Trent Walker
Treasurer and Chief Financial Officer (principal financial officer) of iShares Trust

Date: October 21, 2026